UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2023

Date of reporting period: February 28, 2023

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 28, 2023

2023 Annual Report

iShares Trust

•  iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE Arca

•  iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ

•  iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ

•  iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ

•  iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca

•  iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

•  iShares 25+ Year Treasury STRIPS Bond ETF | GOVZ | Cboe BZX

•  iShares Short Treasury Bond ETF | SHV | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	1 2-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Treasury Bond Market Overview

The ICE U.S. Treasury Core Bond Index returned -10.08% for the 12 months ended February 28, 2023 (the “reporting period”), behind the -9.72% return of the Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. taxable bond performance.

The poor return for the fixed-income market reflected the backdrop of elevated inflation and rising short-term interest rates. Consumer price inflation—which began to rise in late 2021—took another leg higher following Russia’s invasion of Ukraine in early 2022, with year-over-year increases of over 8% in each month from March to September. While inflation showed signs of cooling in late 2022, it nonetheless remained in a range of 6.4% to 7.5% over the final four months of the period – well above the U.S. Federal Reserve’s (Fed’s) stated target of 2%.

The Fed responded to rising inflation by winding down its stimulative quantitative easing program and beginning to raise interest rates aggressively. The Fed boosted short-term rates eight times over the course of the 12-month period, moving the benchmark fed funds rate from a range of 0.0% - 0.25% to 4.5% - 4.75%. This represented the fastest increase in such a short span of time in decades. In addition, the Fed’s communications repeatedly stated the central bank’s intent to remain steadfast in its commitment to fighting inflation. This approach quashed periodic hopes for a pivot toward a less restrictive policy, and it prompted investors to ratchet up their expectations for the likely “terminal rate;” in other words, the level at which the Fed could stop raising rates. The continued strength of the economy, along with ongoing tightness in the labor market, further fueled expectations that rates would stay “higher for longer.”

These circumstances created significant headwinds for the U.S. Treasury market. The yield on the two-year note rose from 1.43% to 4.82% (as its price fell) over the course of the year, while the 10-year yield climbed from 1.83% to 3.92%. As a result of these moves, the yield curve reached its highest level of inversion (in other words, the extent to which short-term rates exceed longer-term rates) since 1981. Notably, the Treasury market posted its second consecutive calendar year with a negative return in 2022. This marked the first time this had occurred since 1958-59.

Longer-dated bonds were the weakest performers on a total return basis, with the largest losses occurring among issues with maturities of ten years and above. On the other hand, those with maturities in the zero- to three-year range outpaced the broader market.

4	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® 0-3 Month Treasury Bond ETF

Investment Objective

The iShares 0-3 Month Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities less than or equal to three months, as represented by the ICE 0-3 Month US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	2.25%	0.84%	2.25%	2.34%
Fund Market	2.27	0.85	2.27	2.37
Index	1.72	0.66	1.72	1.82

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was May 26, 2020. The first day of secondary market trading was May 28, 2020.

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE 0-3 Month US Treasury Securities Index. Historical index data prior to March 01, 2021 is for the 3pm pricing variant of the ICE 0-3 Month US Treasury Securities Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE 0-3 Month US Treasury Securities Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$1,018.00	$0.20		$1,000.00	$1,024.60	$0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023 (continued)	iShares® 0-3 Month Treasury Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Bill, 0.04%, 03/07/23	13.8%
U.S. Treasury Bill, 0.05%, 04/04/23	13.5
U.S. Treasury Bill, 0.04%, 03/21/23	12.7
U.S. Treasury Bill, 0.05%, 04/18/23	11.2
U.S. Treasury Bill, 0.04%, 03/14/23	9.3

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® 1-3 Year Treasury Bond ETF

Investment Objective

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.84)%	0.69%	0.51%	(2.84)%	3.48%	5.27%
Fund Market	(2.83)	0.69	0.52	(2.83)	3.49	5.28
Index	(2.78)	0.81	0.64	(2.78)	4.10	6.59

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Historical index data from February 28, 2020 through April 01, 2016 is for the 3pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Historical index data prior to April 01, 2016 is for the Barclays U.S. 1-3 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 994.70	$ 0.74		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023 (continued)	iShares® 1-3 Year Treasury Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	0.7%
1-2 Years	57.7
2-3 Years	41.6

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 1.50%, 11/30/24	6.1%
U.S. Treasury Note/Bond, 0.63%, 10/15/24	5.8
U.S. Treasury Note/Bond, 4.50%, 11/15/25	5.3
U.S. Treasury Note/Bond, 4.00%, 02/15/26	5.0
U.S. Treasury Note/Bond, 0.25%, 06/15/24	4.8

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® 3-7 Year Treasury Bond ETF

Investment Objective

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(7.90)%	0.49%	0.60%	(7.90)%	2.49%	6.15%
Fund Market	(7.94)	0.49	0.60	(7.94)	2.48	6.14
Index	(7.77)	0.62	0.71	(7.77)	3.13	7.35

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Historical index data prior from April 01, 2016 through February 28, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury 3-7 Bond Index. Historical index data prior to April 01, 2016 is for the Barclays U.S. 3-7 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 980.00	$ 0.74		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2023 (continued)	iShares® 3-7 Year Treasury Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

2-3 Years	0.7%
3-4 Years	28.5
4-5 Years	24.1
5-6 Years	34.4
6-7 Years	12.3

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 2.38%, 05/15/27	7.8%
U.S. Treasury Note/Bond, 2.25%, 02/15/27	7.0
U.S. Treasury Note/Bond, 2.88%, 08/15/28	6.2
U.S. Treasury Note/Bond, 2.63%, 02/15/29	5.3
U.S. Treasury Note/Bond, 0.75%, 08/31/26	3.9

(a)	Excludes money market funds.

10	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® 7-10 Year Treasury Bond ETF

Investment Objective

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(12.83)%	0.34%	0.62%	(12.83)%	1.73%	6.43%
Fund Market	(12.90)	0.34	0.62	(12.90)	1.73	6.43
Index	(12.65)	0.46	0.72	(12.65)	2.34	7.46

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Historical index data from April 01, 2016 through February 28, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Historical index data prior to April 01, 2016 is for the Barclays U.S. 7-10 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 960.30	$ 0.73		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2023 (continued)	iShares® 7-10 Year Treasury Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

6-7 Years	1.8%
7-8 Years	27.3
8-9 Years	52.3
9-10 Years	18.6

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 1.38%, 11/15/31	19.0%
U.S. Treasury Note/Bond, 0.63%, 08/15/30	18.1
U.S. Treasury Note/Bond, 1.88%, 02/15/32	17.4
U.S. Treasury Note/Bond, 1.25%, 08/15/31	14.8
U.S. Treasury Note/Bond, 0.63%, 05/15/30	8.4

(a)	Excludes money market funds.

12	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® 10-20 Year Treasury Bond ETF

Investment Objective

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(20.90)%	(1.24)%	0.15%	(20.90)%	(6.03)%	1.46%
Fund Market	(21.01)	(1.24)	0.14	(21.01)	(6.07)	1.46
Index	(20.86)	(1.20)	0.21	(20.86)	(5.87)	2.10

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Historical index data from July 01, 2016 through March 01, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Historical index data prior to July 01, 2016 is for the Barclays U.S. 10-20 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 944.60	$ 0.72		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	13

Fund Summary as of February 28, 2023 (continued)	iShares® 10-20 Year Treasury Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

6-7 Years	1.3%
7-8 Years	0.1
8-9 Years	2.0
9-10 Years	0.7
15-16 Years	2.2
16-17 Years	6.8
17-18 Years	40.0
18-19 Years	26.7
19-20 Years	20.2

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 1.88%, 02/15/41	12.8%
U.S. Treasury Note/Bond, 2.25%, 05/15/41	11.7
U.S. Treasury Note/Bond, 1.38%, 11/15/40	10.0
U.S. Treasury Note/Bond, 1.75%, 08/15/41	8.6
U.S. Treasury Note/Bond, 1.13%, 08/15/40	8.4

(a)	Excludes money market funds.

14	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® 20+ Year Treasury Bond ETF

Investment Objective

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(25.64)%	(1.05)%	0.84%	(25.64)%	(5.12)%	8.69%
Fund Market	(25.50)	(1.02)	0.85	(25.50)	(5.01)	8.78
Index	(25.60)	(0.96)	0.92	(25.60)	(4.71)	9.55

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Historical index data from April 01, 2016 through February 28, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Historical index data prior to April 01, 2016 is for the Barclays U.S. 20+ Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 920.80	$ 0.71		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	15

Fund Summary as of February 28, 2023 (continued)	iShares® 20+ Year Treasury Bond ETF

Portfolio Information

MATURITY ALLOCATION
Maturity	Percent of Total Investments	(a)

15-20 Years	2.2%
20-25 Years	32.5
25-30 Years	65.3

FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)

U.S. Treasury Note/Bond, 1.88%, 02/15/51	11.0%
U.S. Treasury Note/Bond, 2.00%, 08/15/51	7.8
U.S. Treasury Note/Bond, 1.63%, 11/15/50	6.9
U.S. Treasury Note/Bond, 3.00%, 02/15/49	6.6
U.S. Treasury Note/Bond, 3.00%, 08/15/48	6.1

(a)	Excludes money market funds.

16	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® 25+ Year Treasury STRIPS Bond ETF

Investment Objective

The iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the principal payments of U.S. Treasury bonds (specifically principal “STRIPS”, also known as “Separate Trading of Registered Interest and Principal Securities”) with remaining maturities of at least 25 years, as represented by the ICE BofA Long US Treasury Principal STRIPS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(34.23)%	(21.65)%	(34.23)%	(44.85)%
Fund Market	(34.32)	(21.69)	(34.32)	(44.91)
Index	(34.69)	(21.91)	(34.69)	(45.30)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was September 22, 2020. The first day of secondary market trading was September 24, 2020.

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index. Historical index data prior to March 01, 2021 is for the 3pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 882.20	$ 0.19		$ 1,000.00	$ 1,024.60	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	17

Fund Summary as of February 28, 2023 (continued)	iShares® 25+ Year Treasury STRIPS Bond ETF

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

20-25 Years	13.5%
25-30 Years	86.5

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury STRIPS, 0.00%, 11/15/50	13.9%
U.S. Treasury STRIPS, 0.00%, 02/15/51	13.5
U.S. Treasury STRIPS, 0.00%, 08/15/49	13.0
U.S. Treasury STRIPS, 0.00%, 02/15/52	8.9
U.S. Treasury STRIPS, 0.00%, 11/15/47	8.4

(a)	Excludes money market funds.

18	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® Short Treasury Bond ETF

Investment Objective

The iShares ShortTreasury Bond ETF(the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of one year or less, as represented by the ICE Short US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.66%	1.24%	0.74%	1.66%	6.34%	7.68%
Fund Market	1.68	1.24	0.74	1.68	6.35	7.69
Index	1.58	1.34	0.85	1.58	6.87	8.88

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE Short US Treasury Securities Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE Short US Treasury Securities Index. Historical index data from April 01, 2020 through February 28, 2021 is for the 3pm pricing variant of the ICE Short US Treasury Securities Index. Historical index data from July 01, 2016 through April 30, 2020 is for the ICE U.S. Treasury Short Bond Index. Historical index data prior to July 01, 2016 is for the Bloomberg Barclays U.S. Short Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,015.50	$ 0.75		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	19

Fund Summary as of February 28, 2023 (continued)	iShares® Short Treasury Bond ETF

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)

U. S. Government Obligations	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

U.S. Treasury Note/Bond, 0.13%, 08/31/23	6.6%
U.S. Treasury Bill, 0.05%, 12/28/23	5.4
U.S. Treasury Bill, 0.04%, 03/14/23	5.3
U.S. Treasury Bill, 0.04%, 04/06/23	5.2
U.S. Treasury Bill, 0.04%, 03/28/23	5.2

(a)	Excludes money market funds.

20	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E	21

Schedule of Investments February 28, 2023	iShares® 0-3 Month Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 94.8%
U.S. Treasury Bill
0.04%, 03/07/23(a)	$1,065,444	$1,064,659,972
0.04%, 03/09/23(a)	162,100	161,938,305
0.04%, 03/21/23(a)	978,180	975,739,852
0.04%, 03/30/23(a)	539,547	537,650,902
0.05%, 03/14/23(a)	720,151	718,984,219
0.05%, 03/28/23(a)	314,796	313,729,392
0.05%, 04/04/23(a)	1,044,276	1,039,796,797
0.05%, 04/06/23(a)	325,728	324,288,608
0.05%, 04/11/23(a)	652,737	649,325,744
0.05%, 04/18/23(a)	867,768	862,441,354
0.05%, 04/25/23(a)	314,356	312,125,883
0.05%, 05/04/23(a)	505,456	501,297,932
0.05%, 05/25/23(a)	239,102	236,485,328

		7,698,464,288

Total Long-Term Investments — 94.8% (Cost: $7,698,417,018)		7,698,464,288

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 5.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(b)(c)	417,620	$417,620,000

Total Short-Term Securities — 5.1% (Cost: $417,620,000)		417,620,000

Total Investments — 99.9% (Cost: $8,116,037,018)		8,116,084,288

Other Assets Less Liabilities — 0.1%		6,843,411

Net Assets — 100.0%		$8,122,927,699

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$211,520,000	$206,100,000	(a)	$ —	$—	$—	$417,620,000	417,620	$8,388,074	(b)	$432

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$7,698,464,288	$—	$7,698,464,288
Short-Term Securities
Money Market Funds	417,620,000	—	—	417,620,000

	$417,620,000	$7,698,464,288	$—	$8,116,084,288

See notes to financial statements.

22	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond
0.25%, 03/15/24	$323,533	$307,609,110
0.25%, 05/15/24	70,344	66,348,680
0.25%, 06/15/24	1,320,967	1,241,399,372
0.25%, 07/31/25	128,389	115,670,465
0.25%, 08/31/25	922,193	828,244,588
0.25%, 10/31/25	266,472	237,971,988
0.38%, 04/15/24	263,084	249,508,455
0.38%, 07/15/24	51,885	48,664,482
0.38%, 08/15/24	270,009	252,374,037
0.38%, 09/15/24	177,428	165,354,578
0.50%, 03/31/25	142,151	130,268,065
0.63%, 10/15/24	1,633,515	1,523,699,872
0.75%, 11/15/24	628,183	585,314,416
1.00%, 12/15/24	859,552	802,304,496
1.13%, 01/15/25	728,491	680,200,016
1.13%, 02/28/25	162,663	151,352,838
1.50%, 11/30/24	1,684,580	1,588,835,595
1.50%, 02/15/25	1,012,735	950,230,262
1.75%, 03/15/25	8,634	8,124,729
2.00%, 04/30/24	37,002	35,692,476
2.00%, 05/31/24	13,406	12,901,180
2.00%, 02/15/25	686,829	650,985,112
2.00%, 08/15/25	157,920	148,395,450
2.13%, 11/30/23	94,569	92,511,386
2.13%, 02/29/24	550,472	534,409,398
2.13%, 03/31/24	1,616	1,564,069
2.13%, 07/31/24	109,215	104,829,335
2.13%, 09/30/24	1	957
2.13%, 05/15/25	498,654	471,695,518
2.25%, 12/31/23	29,262	28,573,886
2.25%, 03/31/24	552,205	535,336,860
2.25%, 04/30/24	102,880	99,540,418
2.25%, 10/31/24	186,386	178,311,701
2.25%, 11/15/24	748,897	716,249,771
2.25%, 11/15/25	557,215	524,652,748
2.38%, 02/29/24	252,029	245,265,565
2.38%, 08/15/24	154,538	148,712,642
2.50%, 04/30/24	920,758	893,243,164
2.50%, 05/15/24	65,380	63,370,076
2.50%, 05/31/24	35,909	34,772,817
2.50%, 01/31/25	29,706	28,448,137
2.63%, 12/31/23	2,694	2,639,383
2.63%, 03/31/25	652	624,218
2.63%, 04/15/25	477,774	457,207,320
2.75%, 02/15/24	5,355	5,234,931
2.75%, 02/28/25	67,427	64,822,106

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.75%, 05/15/25	$740,186	$709,508,762
2.75%, 06/30/25	67,752	64,891,066
2.75%, 08/31/25	25,155	24,051,521
2.88%, 11/30/23	43,331	42,620,101
2.88%, 04/30/25	164,147	157,856,836
2.88%, 05/31/25	25,176	24,194,529
2.88%, 06/15/25	679,014	652,596,112
2.88%, 07/31/25	54,691	52,520,451
3.00%, 06/30/24	317,197	308,622,769
3.00%, 07/31/24	184,321	179,108,172
3.00%, 07/15/25	137,778	132,659,762
3.00%, 09/30/25(a)	282,330	271,389,713
3.00%, 10/31/25	192,760	185,155,017
3.13%, 08/15/25	281,170	271,438,881
3.25%, 08/31/24	161,891	157,723,571
3.50%, 09/15/25	227,336	221,359,550
3.88%, 01/15/26	866,750	851,852,734
4.00%, 12/15/25	958,228	945,426,668
4.00%, 02/15/26	1,315,500	1,297,309,108
4.13%, 01/31/25(a)	144,500	142,620,371
4.25%, 09/30/24	336,396	332,598,405
4.25%, 10/15/25	696,248	690,400,603
4.38%, 10/31/24	670,182	663,899,044
4.50%, 11/15/25	1,391,826	1,389,488,164
4.63%, 02/28/25	347,100	345,988,197

		26,128,746,775

Total Long-Term Investments — 99.2% (Cost: $27,037,518,511)		26,128,746,775

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(b)(c)(d)	224,923	224,923,015

Total Short-Term Securities — 0.9% (Cost: $224,923,015)		224,923,015

Total Investments — 100.1% (Cost: $27,262,441,526)		26,353,669,790

Liabilities in Excess of Other Assets — (0.1)%		(14,116,218)

Net Assets — 100.0%		$26,339,553,572

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,442,791,352	$—	$(1,217,868,337	)(a)	$—	$—	$224,923,015	224,923	$1,644,501	(b)	$85

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2023	iShares® 1-3 Year Treasury Bond ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$26,128,746,775	$—	$26,128,746,775
Short-Term Securities
Money Market Funds	224,923,015	—	—	224,923,015

	$224,923,015	$26,128,746,775	$—	$26,353,669,790

See notes to financial statements.

24	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
0.50%, 02/28/26	$30,000	$26,670,703
0.50%, 05/31/27	3,327	2,842,636
0.50%, 08/31/27	72,072	61,131,695
0.50%, 10/31/27	269,754	227,626,011
0.63%, 07/31/26	220,424	194,188,377
0.63%, 12/31/27	188,696	159,506,749
0.75%, 03/31/26	216,224	193,478,249
0.75%, 04/30/26	305,701	272,515,723
0.75%, 05/31/26	245,537	218,307,330
0.75%, 08/31/26	532,896	470,322,350
0.75%, 01/31/28	145,713	123,651,141
0.88%, 06/30/26	204,462	182,226,758
0.88%, 09/30/26	161,616	142,967,030
1.00%, 07/31/28	425,810	361,139,767
1.13%, 10/31/26	111,316	99,158,206
1.13%, 02/29/28	20,399	17,608,480
1.13%, 08/31/28	440,895	375,845,766
1.25%, 11/30/26	5	4,466
1.25%, 12/31/26	60,002	53,502,565
1.25%, 03/31/28	262,816	227,879,951
1.25%, 04/30/28	151,927	131,458,398
1.25%, 05/31/28	135,928	117,386,571
1.25%, 06/30/28	56,304	48,531,408
1.25%, 09/30/28	462,047	395,790,181
1.38%, 10/31/28	489,021	421,131,134
1.50%, 08/15/26	129,562	117,587,636
1.50%, 11/30/28	43,774	37,910,678
1.63%, 02/15/26	60,000	55,270,313
1.63%, 05/15/26	443,276	406,168,675
1.63%, 09/30/26	62,097	56,498,658
1.75%, 01/31/29	6,844	5,994,114
2.00%, 11/15/26	3,260	2,998,436
2.13%, 05/31/26	163,968	152,605,995
2.25%, 02/15/27	905,816	838,269,020
2.25%, 08/15/27	413,135	379,793,717
2.25%, 11/15/27	107,897	98,860,626
2.38%, 05/15/27	1,006,987	933,115,243
2.38%, 03/31/29	61,247	55,507,486
2.38%, 05/15/29	380,500	344,322,775
2.50%, 03/31/27	2,316	2,160,032
2.63%, 02/15/29	684,268	629,900,773

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.63%, 07/31/29	$58,155	$53,325,409
2.75%, 04/30/27	110,332	103,845,685
2.75%, 07/31/27	205,283	192,853,755
2.75%, 02/15/28	316,390	296,022,394
2.88%, 05/15/28	238,615	224,055,758
2.88%, 08/15/28	785,065	735,722,440
2.88%, 04/30/29	22,754	21,212,772
3.13%, 11/15/28	364,377	345,403,777
3.13%, 08/31/29	132,968	125,566,461
3.25%, 06/30/27	2	1,919
3.25%, 06/30/29	53,300	50,722,445
3.50%, 01/31/30	193,021	186,416,063
3.88%, 09/30/29	35,782	35,301,179
3.88%, 11/30/29	255,589	252,314,266
3.88%, 12/31/29	60,798	60,057,024
4.00%, 02/29/28	200,000	198,515,624
4.00%, 10/31/29	29,552	29,377,689
4.00%, 02/28/30	260,000	259,025,000
4.13%, 10/31/27	81,771	81,362,145
5.50%, 08/15/28	12,092	12,849,639
U.S. Treasury STRIPS, 0.00%, 02/15/29(a)	32,055	25,080,933

		11,930,868,199

Total Long-Term Investments — 99.4% (Cost: $13,077,801,667)		11,930,868,199

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(b)(c)	63,280	63,280,000

Total Short-Term Securities — 0.5% (Cost: $63,280,000)		63,280,000

Total Investments — 99.9% (Cost: $13,141,081,667)		11,994,148,199

Other Assets Less Liabilities — 0.1%		13,615,639

Net Assets — 100.0%		$12,007,763,838

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$17,828,269	$45,451,731	(a)	$—	$—	$—	$63,280,000	63,280	$502,919	(b)	$5

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2023	iShares® 3-7 Year Treasury Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$11,930,868,199	$—	$11,930,868,199
Short-Term Securities
Money Market Funds	63,280,000	—	—	63,280,000

	$63,280,000	$11,930,868,199	$—	$11,994,148,199

See notes to financial statements.

26	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond 0.63%, 05/15/30	$2,423,209	$1,916,607,185
0.63%, 08/15/30	5,253,281	4,131,623,136
0.88%, 11/15/30	222,118	177,486,164
1.25%, 08/15/31	4,155,374	3,368,612,358
1.38%, 11/15/31	5,340,670	4,347,430,321
1.50%, 02/15/30	441,483	374,881,148
1.63%, 05/15/31	311,714	262,058,932
1.88%, 02/15/32	4,685,887	3,969,641,862
2.38%, 05/15/29	8,213	7,432,123
2.63%, 02/15/29	10,572	9,732,022
2.63%, 07/31/29	10,572	9,694,028
2.75%, 08/15/32	705,040	640,705,100
2.88%, 05/15/32	1,968,409	1,810,321,152
3.13%, 08/31/29	10,572	9,983,520
3.50%, 02/15/33	669,864	647,779,421
3.88%, 09/30/29	956	943,154
4.13%, 11/15/32	1,142,500	1,160,708,594

		22,845,640,220

Total Long-Term Investments — 99.4% (Cost: $25,304,141,697)		22,845,640,220

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(a)(b)	294,890	$294,890,000

Total Short-Term Securities — 1.3% (Cost: $ 294,890,000)		294,890,000

Total Investments — 100.7% (Cost: $ 25,599,031,697)		23,140,530,220

Liabilities in Excess of Other Assets — (0.7)%		(158,759,793)

Net Assets — 100.0%		$22,981,770,427

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$16,339,000	$278,551,000	(a)	$—	$—	$—	$294,890,000	294,890	$2,439,693	(b)	$122

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$22,845,640,220	$—	$22,845,640,220
Short-Term Securities
Money Market Funds	294,890,000	—	—	294,890,000

	$294,890,000	$22,845,640,220	$—	$23,140,530,220

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments February 28, 2023	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.4%
U.S. Treasury Note/Bond
0.63%, 08/15/30	$15,240	$11,986,022
1.13%, 05/15/40	194,056	122,823,804
1.13%, 08/15/40	1,090,706	686,931,502
1.38%, 11/15/31	193,555	157,558,633
1.38%, 11/15/40	1,236,319	812,348,509
1.75%, 08/15/41	1,010,572	700,294,816
1.88%, 02/15/32	2,537	2,149,216
1.88%, 02/15/41	1,458,866	1,042,690,278
2.00%, 11/15/41	712,635	515,073,939
2.25%, 05/15/41	1,247,724	948,026,851
2.38%, 02/15/42	3,199	2,462,355
2.75%, 08/15/32	24,682	22,429,767
2.75%, 08/15/42	677,708	552,252,599
2.88%, 04/30/29	12,200	11,373,641
2.88%, 05/15/32	24,482	22,515,789
3.00%, 05/15/42	1,712	1,457,006
3.13%, 08/31/29	104,325	98,517,847
3.13%, 11/15/41	1,712	1,496,395
3.13%, 02/15/42	1,712	1,489,908
3.25%, 05/15/42	73,647	65,094,167
3.38%, 08/15/42	465,596	419,181,899
3.50%, 02/15/39	1,712	1,612,156
3.75%, 08/15/41	1,712	1,643,052
3.88%, 08/15/40	515,476	505,710,147
3.88%, 02/15/43	161,900	157,068,297
4.00%, 11/15/42	459,500	452,966,484
4.25%, 05/15/39	1,712	1,763,561
4.25%, 11/15/40	1,712	1,760,618
4.38%, 02/15/38	1,712	1,793,186
4.38%, 11/15/39	405,276	423,924,608
4.38%, 05/15/40	1,712	1,785,763

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.38%, 05/15/41	$1,712	$1,788,037
4.50%, 02/15/36	1,712	1,827,627
4.50%, 05/15/38	170,192	180,549,780
4.50%, 08/15/39	1,712	1,815,857
4.63%, 02/15/40	117,738	126,807,505
4.75%, 02/15/37	1,712	1,871,965
4.75%, 02/15/41	1,712	1,871,497
5.00%, 05/15/37	1,712	1,913,962
U.S. Treasury STRIPS 0.00%, 11/15/40(a)	5,457	2,648,862
0.00%, 02/15/41(a)	161,022	77,241,448
0.00%, 05/15/41(a)	3,404	1,616,511

		8,148,135,866

Total Long-Term Investments — 98.4% (Cost: $8,508,465,937)		8,148,135,866

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(b)(c)	140,170	140,170,000

Total Short-Term Securities — 1.7% (Cost: $140,170,000)		140,170,000

Total Investments — 100.1% (Cost: $8,648,635,937)		8,288,305,866

Liabilities in Excess of Other Assets — (0.1)%		(10,382,293)

Net Assets — 100.0%		$8,277,923,573

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$24,350,000	$115,820,000	(a)	$—	$—	$—	$140,170,000	140,170	$2,238,122	(b)	$105

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

28	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10-20 Year Treasury Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$8,148,135,866	$—	$8,148,135,866
Short-Term Securities
Money Market Funds	140,170,000	—	—	140,170,000

	$140,170,000	$8,148,135,866	$—	$8,288,305,866

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments February 28, 2023	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.7%
U.S. Treasury Note/Bond
1.25%, 05/15/50	$421,802	$233,984,772
1.38%, 08/15/50	997,581	571,816,542
1.63%, 11/15/50	3,371,620	2,065,775,516
1.88%, 02/15/51	5,041,232	3,291,373,086
1.88%, 11/15/51	2,598,213	1,689,853,624
2.00%, 02/15/50	2,031,170	1,373,895,812
2.00%, 08/15/51	3,452,965	2,320,905,172
2.25%, 08/15/49	1,415,497	1,015,231,829
2.25%, 02/15/52	470,564	335,515,807
2.38%, 11/15/49	428	315,616
2.50%, 02/15/45	105,550	80,634,427
2.50%, 02/15/46	1,672,006	1,270,659,631
2.50%, 05/15/46	1,613,170	1,225,819,849
2.75%, 11/15/42	17,095	13,893,108
2.75%, 08/15/47	1,956	1,555,103
2.75%, 11/15/47	650,686	517,371,783
2.88%, 05/15/43	1,576,941	1,304,549,488
2.88%, 08/15/45	802,417	654,408,518
2.88%, 11/15/46	598,806	487,910,263
2.88%, 05/15/49	123	100,264
2.88%, 05/15/52	213,456	174,792,115
3.00%, 11/15/44	109,136	91,286,714
3.00%, 02/15/47	538,845	448,504,351
3.00%, 02/15/48	1,733,738	1,445,097,454
3.00%, 08/15/48	2,187,718	1,825,889,964
3.00%, 02/15/49	2,366,466	1,980,066,557
3.00%, 08/15/52	364,120	306,088,375

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 02/15/43	$276,075	$237,888,393
3.13%, 08/15/44	1,591,715	1,361,102,772
3.13%, 05/15/48	1,059,225	904,189,128
3.63%, 08/15/43	688,991	641,487,929
3.63%, 02/15/53	441,600	420,417,000
3.75%, 11/15/43	230,496	218,430,596
4.00%, 11/15/42	413,217	407,341,571
4.00%, 11/15/52	1,041,232	1,059,778,945

		29,977,932,074

Total Long-Term Investments — 98.7% (Cost: $37,296,726,734)		29,977,932,074

Short-Term Securities

Money Market Funds — 1.5%

BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(a)(b)	456,920	456,920,000

Total Short-Term Securities — 1.5% (Cost: $456,920,000)		456,920,000

Total Investments — 100.2% (Cost: $37,753,646,734)		30,434,852,074

Liabilities in Excess of Other Assets — (0.2)%		(69,911,092)

Net Assets — 100.0%		$30,364,940,982

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$277,966,875	$178,953,125	(a)	$—	$—	$—	$456,920,000	456,920	$4,103,756	(b)	$147

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$29,977,932,074	$—	$29,977,932,074

30	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 20+ Year Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$456,920,000	$—	$—	$456,920,000

	$456,920,000	$29,977,932,074	$—	$30,434,852,074

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments February 28, 2023	iShares® 25+ Year Treasury STRIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.7%
U.S. Treasury STRIPS 0.00%, 08/15/47(a)	$38,176	$14,396,222
0.00%, 11/15/47(a)	62,722	23,501,984
0.00%, 05/15/48(a)	420	155,441
0.00%, 08/15/48(a)	1,928	709,696
0.00%, 11/15/48(a)	3,892	1,428,488
0.00%, 02/15/49(a)	39,377	14,370,823
0.00%, 05/15/49(a)	6,921	2,514,720
0.00%, 08/15/49(a)	101,758	36,575,578
0.00%, 11/15/49(a)	9,181	3,287,141
0.00%, 02/15/50(a)	29,592	10,507,384
0.00%, 05/15/50(a)	10,668	3,763,712
0.00%, 08/15/50(a)	48,682	17,056,481
0.00%, 11/15/50(a)	112,075	38,926,532
0.00%, 02/15/51(a)	110,200	38,029,956
0.00%, 05/15/51(a)	12,608	4,313,942
0.00%, 08/15/51(a)	53,073	18,057,347
0.00%, 11/15/51(a)	41,414	13,985,304
0.00%, 02/15/52(a)	74,352	24,974,544
0.00%, 05/15/52(a)	12,958	4,335,386
0.00%, 08/15/52(a)	12,938	4,304,594
0.00%, 11/15/52(a)	17,842	6,003,764

		281,199,039

Total Long-Term Investments — 99.7% (Cost: $363,158,960)		281,199,039

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(b)(c)	20	$20,000

Total Short-Term Securities — 0.0% (Cost: $ 20,000)		20,000

Total Investments — 99.7% (Cost: $ 363,178,960)		281,219,039

Other Assets Less Liabilities — 0.3%		759,639

Net Assets — 100.0%		$281,978,678

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$240,000	$—	$(220,000	)(a)	$—	$—	$20,000	20	$5,488	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$281,199,039	$—	$281,199,039
Short-Term Securities
Money Market Funds	20,000	—	—	20,000

	$20,000	$281,199,039	$—	$281,219,039

See notes to financial statements.

32	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 95.0%
U.S. Treasury Bill 0.03%, 03/23/23(a)	$10	$9,974
0.03%, 04/20/23(a)	10	9,936
0.03%, 07/13/23(a)	1,000	982,315
0.04%, 03/02/23(a)	463,882	463,825,648
0.04%, 03/07/23(a)	184,588	184,452,167
0.04%, 03/16/23(a)	420,445	419,658,856
0.04%, 03/21/23(a)	250,000	249,376,355
0.04%, 04/13/23(a)	195,298	194,256,146
0.05%, 03/14/23(a)	1,197,670	1,195,729,547
0.05%, 03/28/23(a)	1,174,744	1,170,763,674
0.05%, 04/06/23(a)	1,178,200	1,172,993,534
0.05%, 04/11/23	743,518	739,632,315
0.05%, 04/18/23(a)	603,880	600,173,185
0.05%, 04/25/23(a)	116,155	115,330,969
0.05%, 04/27/23(a)	237,015	235,269,508
0.05%, 05/04/23(a)	871,600	864,429,896
0.05%, 05/09/23(a)	595,823	590,548,888
0.05%, 05/18/23(a)	496,176	491,163,590
0.05%, 05/23/23	482,412	477,262,387
0.05%, 05/25/23(a)	467,599	462,481,713
0.05%, 06/13/23	877,560	865,492,576
0.05%, 06/15/23(a)(b)	118,605	116,968,789
0.05%, 07/06/23(a)	1,178,200	1,158,477,745
0.05%, 08/03/23	616,452	603,788,960
0.05%, 08/17/23	874,880	855,004,319
0.05%, 08/31/23	501,265	488,779,973
0.05%, 11/02/23(a)(b)	783,232	757,892,549
0.05%, 12/28/23(b)	1,276,351	1,225,813,167
0.05%, 01/25/24(b)	612,168	585,753,545
U.S. Treasury Note/Bond 0.05%, 11/30/23(a)(b)	588,506	567,353,052
0.13%, 03/31/23	368,144	366,753,104
0.13%, 04/30/23	1,034,637	1,026,574,860
0.13%, 05/15/23	100	99,030
0.13%, 05/31/23	9,100	8,992,306
0.13%, 06/30/23	10	9,841
0.13%, 07/15/23(b)	636,994	625,348,953
0.13%, 07/31/23	5,855	5,737,214
0.13%, 08/15/23	339,027	331,465,108
0.13%, 08/31/23	1,533,897	1,496,987,603

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
0.13%, 10/15/23	$29,072	$28,195,298
0.25%, 04/15/23	122,679	122,000,347
0.25%, 06/15/23	1,610	1,588,303
0.25%, 09/30/23	77,220	75,081,368
0.50%, 03/15/23	100	99,839
0.75%, 12/31/23	55,338	53,373,069
1.38%, 06/30/23	369,861	365,468,901
1.50%, 03/31/23	100	99,737
1.63%, 04/30/23	15,170	15,088,598
1.63%, 05/31/23	8,597	8,526,715
1.75%, 05/15/23	462,323	459,403,611
2.50%, 03/31/23	11,477	11,456,050
2.50%, 08/15/23	5,000	4,942,969
2.75%, 04/30/23(b)	409,796	408,376,606
2.75%, 05/31/23	35,083	34,892,454
2.75%, 07/31/23	81,595	80,842,796
2.75%, 08/31/23	65,263	64,528,791
2.88%, 09/30/23	116,045	114,585,372

		22,564,194,121

Total Long-Term Investments — 95.0% (Cost: $22,598,632,529)		22,564,194,121

Short-Term Securities

Money Market Funds — 18.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)(e)	4,407,804	4,407,803,970

Total Short-Term Securities — 18.6% (Cost: $4,407,803,970)		4,407,803,970

Total Investments — 113.6% (Cost: $27,006,436,499)		26,971,998,091

Liabilities in Excess of Other Assets — (13.6)%		(3,229,339,303)

Net Assets — 100.0%		$23,742,658,788

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$890,548,750	$3,517,255,220	(a)	$—	$—	$—	$4,407,803,970	4,407,804	$31,207,468	(b)	$1,003

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2023	iShares® Short Treasury Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$22,564,194,121	$—	$22,564,194,121
Short-Term Securities
Money Market Funds	4,407,803,970	—	—	4,407,803,970

	$4,407,803,970	$22,564,194,121	$—	$26,971,998,091

See notes to financial statements.

34	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2023

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$7,698,464,288	$26,128,746,775	$11,930,868,199	$22,845,640,220
Investments, at value — affiliated(c)	417,620,000	224,923,015	63,280,000	294,890,000
Cash	26,685	2,428	9,659	5,228
Receivables:
Investments sold	—	1,680,799,027	429,898,447	259,411,793
Securities lending income — affiliated	26,682	190,612	—	—
Capital shares sold	6,154,266	—	—	786,839
Dividends — affiliated	853,584	102,647	143,700	812,385
Interest — unaffiliated	19,632	136,776,929	42,559,241	67,058,858

Total assets	8,123,165,137	28,171,541,433	12,466,759,246	23,468,605,323

LIABILITIES
Collateral on securities loaned, at value	—	183,553,015	—	—
Payables:
Investments purchased	—	1,645,340,322	457,546,041	484,146,394
Investment advisory fees	237,438	3,094,524	1,449,367	2,688,502

Total liabilities	237,438	1,831,987,861	458,995,408	486,834,896

NET ASSETS	$8,122,927,699	$26,339,553,572	$12,007,763,838	$22,981,770,427

NET ASSETS CONSIST OF
Paid-in capital	$8,099,838,324	$27,735,402,642	$13,465,969,136	$27,215,568,037
Accumulated earnings (loss)	23,089,375	(1,395,849,070)	(1,458,205,298)	(4,233,797,610)

NET ASSETS	$8,122,927,699	$26,339,553,572	$12,007,763,838	$22,981,770,427

NET ASSET VALUE
Shares outstanding	80,900,000	325,300,000	104,900,000	240,100,000

Net asset value	$100.41	$80.97	$114.47	$95.72

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$7,698,417,018	$27,037,518,511	$13,077,801,667	$25,304,141,697
(b) Securities loaned, at value	$—	$178,935,990	$—	$—
(c) Investments, at cost — affiliated	$417,620,000	$224,923,015	$63,280,000	$294,890,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Assets and Liabilities  (continued)

February 28, 2023

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$8,148,135,866	$29,977,932,074	$281,199,039	$22,564,194,121
Investments, at value — affiliated(c)	140,170,000	456,920,000	20,000	4,407,803,970
Cash	8,186	9,046	7,259	20,038,384
Receivables:
Investments sold	109,785,281	227,235,403	978,243	—
Securities lending income — affiliated	712	18	—	142,020
Capital shares sold	256,438	8,094,933	—	35,230,660
Dividends — affiliated	399,667	1,141,159	874	3,185,085
Interest — unaffiliated	37,725,021	124,867,821	—	10,355,123

Total assets	8,436,481,171	30,796,200,454	282,205,415	27,040,949,363

LIABILITIES
Collateral on securities loaned, at value	—	—	—	2,779,183,970
Payables:
Investments purchased	157,643,252	426,958,802	—	511,930,613
Capital shares redeemed	—	805,975	216,587	4,924,653
Investment advisory fees	914,346	3,494,695	10,150	2,251,339

Total liabilities	158,557,598	431,259,472	226,737	3,298,290,575

NET ASSETS	$8,277,923,573	$30,364,940,982	$281,978,678	$23,742,658,788

NET ASSETS CONSIST OF
Paid-in capital	$9,275,699,137	$39,960,213,637	$412,352,059	$23,763,875,681
Accumulated loss	(997,775,564)	(9,595,272,655)	(130,373,381)	(21,216,893)

NET ASSETS	$8,277,923,573	$30,364,940,982	$281,978,678	$23,742,658,788

NET ASSET VALUE
Shares outstanding	75,800,000	299,100,000	21,550,000	215,420,000

Net asset value	$109.21	$101.52	$13.08	$110.22

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$8,508,465,937	$37,296,726,734	$363,158,960	$22,598,632,529
(b) Securities loaned, at value	$—	$—	$—	$2,722,246,760
(c) Investments, at cost — affiliated	$140,170,000	$456,920,000	$20,000	$4,407,803,970

See notes to financial statements.

36	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2023

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$7,393,624	$932,658	$481,895	$2,313,861
Interest — unaffiliated	111,331,069	474,573,761	197,253,480	477,714,942
Securities lending income — affiliated — net	994,450	711,843	21,024	125,832

Total investment income	119,719,143	476,218,262	197,756,399	480,154,635

EXPENSES
Investment advisory	5,046,040	38,927,762	17,295,366	31,344,908
Commitment costs	48,226	—	—	—

Total expenses	5,094,266	38,927,762	17,295,366	31,344,908

Less:

Investment advisory fees waived	(3,412,642)	—	—	—

Total expenses after fees waived	1,681,624	38,927,762	17,295,366	31,344,908

Net investment income	118,037,519	437,290,500	180,461,033	448,809,727

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(120,366)	(498,132,232)	(288,857,944)	(1,408,386,311)
Capital gain distributions from underlying funds — affiliated	432	85	5	122
In-kind redemptions — unaffiliated(a)	(116,770)	685,358	(31,104,091)	(25,498,253)

	(236,704)	(497,446,789)	(319,962,030)	(1,433,884,442)

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated	95,321	(586,673,780)	(773,825,977)	(1,776,733,523)

	95,321	(586,673,780)	(773,825,977)	(1,776,733,523)

Net realized and unrealized loss	(141,383)	(1,084,120,569)	(1,093,788,007)	(3,210,617,965)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,896,136	$(646,830,069)	$(913,326,974)	$(2,761,808,238)

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Operations  (continued)

Year Ended February 28, 2023

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$1,976,944	$3,575,430	$5,466	$28,305,534
Interest — unaffiliated	145,582,283	677,228,212	9,583,001	417,139,539
Securities lending income — affiliated — net	261,178	528,326	22	2,901,934

Total investment income	147,820,405	681,331,968	9,588,489	448,347,007

EXPENSES
Investment advisory	6,561,022	35,618,839	448,043	29,897,774
Commitment costs	—	—	—	50,224

Total expenses	6,561,022	35,618,839	448,043	29,947,998

Less:

Investment advisory fees waived	—	—	(328,566)	(1,140,264)

Total expenses after fees waived	6,561,022	35,618,839	119,477	28,807,734

Net investment income	141,259,383	645,713,129	9,469,012	419,539,273

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(562,655,789)	(1,662,034,744)	(48,696,794)	(42,282,277)
Capital gain distributions from underlying funds — affiliated	105	147	—	1,003
In-kind redemptions — unaffiliated(a)	(9,081,995)	135,306,660	(748,209)	(10,218,090)

	(571,737,679)	(1,526,727,937)	(49,445,003)	(52,499,364)

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated	(274,395,077)	(5,399,255,836)	(89,974,592)	(21,146,082)

	(274,395,077)	(5,399,255,836)	(89,974,592)	(21,146,082)

Net realized and unrealized loss	(846,132,756)	(6,925,983,773)	(139,419,595)	(73,645,446)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(704,873,373)	$(6,280,270,644)	$(129,950,583)	$345,893,827

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

38	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-3 Month Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$118,037,519	$355,720	$437,290,500	$47,493,456
Net realized gain (loss)	(236,704)	399	(497,446,789)	(24,311,431)
Net change in unrealized appreciation (depreciation)	95,321	(25,314)	(586,673,780)	(395,725,148)

Net increase (decrease) in net assets resulting from operations	117,896,136	330,805	(646,830,069)	(372,543,123)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(95,037,163)	(219,773)	(391,444,335)	(50,332,045)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,234,641,147	1,130,208,097	5,944,603,725	2,283,702,955

NET ASSETS
Total increase in net assets	6,257,500,120	1,130,319,129	4,906,329,321	1,860,827,787
Beginning of year	1,865,427,579	735,108,450	21,433,224,251	19,572,396,464

End of year	$8,122,927,699	$1,865,427,579	$26,339,553,572	$21,433,224,251

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets  (continued)

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$180,461,033	$78,386,652	$448,809,727	$138,745,954
Net realized gain (loss)	(319,962,030)	44,438,538	(1,433,884,442)	(401,557,956)
Net change in unrealized appreciation (depreciation)	(773,825,977)	(446,726,548)	(1,776,733,523)	(172,158,184)

Net decrease in net assets resulting from operations	(913,326,974)	(323,901,358)	(2,761,808,238)	(434,970,186)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(166,283,959)	(78,273,861)	(417,943,007)	(127,547,995)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,611,815,276	(349,391,364)	8,747,771,716	3,766,705,112

NET ASSETS
Total increase (decrease) in net assets	1,532,204,343	(751,566,583)	5,568,020,471	3,204,186,931
Beginning of year	10,475,559,495	11,227,126,078	17,413,749,956	14,209,563,025

End of year	$12,007,763,838	$10,475,559,495	$22,981,770,427	$17,413,749,956

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$141,259,383	$22,564,851	$645,713,129	$245,076,049
Net realized loss	(571,737,679)	(67,927,213)	(1,526,727,937)	(572,839,363)
Net change in unrealized appreciation (depreciation)	(274,395,077)	(16,420,097)	(5,399,255,836)	(89,798,284)

Net decrease in net assets resulting from operations	(704,873,373)	(61,782,459)	(6,280,270,644)	(417,561,598)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(121,088,041)	(21,118,312)	(593,637,547)	(239,203,157)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,778,454,594	1,221,395,373	21,125,482,673	1,986,170,721

NET ASSETS
Total increase in net assets	5,952,493,180	1,138,494,602	14,251,574,482	1,329,405,966
Beginning of year	2,325,430,393	1,186,935,791	16,113,366,500	14,783,960,534

End of year	$8,277,923,573	$2,325,430,393	$30,364,940,982	$16,113,366,500

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets  (continued)

	iShares 25+ Year Treasury STRIPS Bond ETF		iShares Short Treasury Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$9,469,012	$6,325,928	$419,539,273	$(8,840,950)
Net realized gain (loss)	(49,445,003)	5,122,128	(52,499,364)	(4,134,609)
Net change in unrealized appreciation (depreciation)	(89,974,592)	11,248,649	(21,146,082)	(15,399,581)

Net increase (decrease) in net assets resulting from operations	(129,950,583)	22,696,705	345,893,827	(28,375,140)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,305,657)	(5,793,042)	(356,029,920)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	97,038,764	278,439,034	7,973,509,976	(385,511,339)

NET ASSETS
Total increase (decrease) in net assets	(42,217,476)	295,342,697	7,963,373,883	(413,886,479)
Beginning of year	324,196,154	28,853,457	15,779,284,905	16,193,171,384

End of year	$281,978,678	$324,196,154	$23,742,658,788	$15,779,284,905

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-3 Month Treasury Bond ETF
			Period From
	Year Ended	Year Ended	05/26/20	(a)
	02/28/23	02/28/22	to 02/28/21

Net asset value, beginning of period	$100.02	$100.01	$100.01

Net investment income(b)	2.81	0.04	0.05
Net realized and unrealized loss(c)	(0.57)	0.00	0.00	(d)

Net increase from investment operations	2.24	0.04	0.05

Distributions from net investment income(e)	(1.85)	(0.03)	(0.05)

Net asset value, end of period	$100.41	$100.02	$100.01

Total Return(f)
Based on net asset value	2.25%	0.04%	0.05	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.12%	0.12%	0.12	%(i)

Total expenses after fees waived	0.04%	0.03%	0.03	%(i)

Net investment income	2.81%	0.04%	0.07	%(i)

Supplemental Data
Net assets, end of period (000)	$8,122,928	$1,865,428	$735,108

Portfolio turnover rate(j)	0%	0%	326%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$84.55	$86.30	$85.70	$83.73	$83.44

Net investment income(a)	1.38	0.20	0.62	1.73	1.64
Net realized and unrealized gain (loss)(b)	(3.77)	(1.73)	0.69	2.02	0.16

Net increase (decrease) from investment operations	(2.39)	(1.53)	1.31	3.75	1.80

Distributions(c)
From net investment income	(1.19)	(0.19)	(0.71)	(1.78)	(1.51)
From net realized gain	—	(0.03)	—	—	—

Total distributions	(1.19)	(0.22)	(0.71)	(1.78)	(1.51)

Net asset value, end of year	$80.97	$84.55	$86.30	$85.70	$83.73

Total Return(d)
Based on net asset value	(2.84)%	(1.77)%	1.52%	4.53%	2.18%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.69%	0.24%	0.71%	2.05%	1.97%

Supplemental Data
Net assets, end of year (000)	$26,339,554	$21,433,224	$19,572,396	$17,465,741	$18,972,903

Portfolio turnover rate(f)	73%	148%	79%	56%	62%

(a)	Based on average shares outstanding.
(b)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$126.06	$131.00	$130.24	$121.54	$120.03

Net investment income(a)	1.84	0.94	1.29	2.44	2.47
Net realized and unrealized gain (loss)(b)	(11.75)	(4.94)	0.85	8.76	1.47

Net increase (decrease) from investment operations	(9.91)	(4.00)	2.14	11.20	3.94

Distributions from net investment income(c)	(1.68)	(0.94)	(1.38)	(2.50)	(2.43)

Net asset value, end of year	$114.47	$126.06	$131.00	$130.24	$121.54

Total Return(d)
Based on net asset value	(7.90)%	(3.07)%	1.63%	9.31%	3.33%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.57%	0.72%	0.97%	1.95%	2.06%

Supplemental Data
Net assets, end of year (000)	$12,007,764	$10,475,559	$11,227,126	$9,923,985	$7,122,486

Portfolio turnover rate(f)	36%	62%	49%	38%	41%

(a)	Based on average shares outstanding.
(b)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$111.99	$115.71	$117.31	$104.16	$102.13

Net investment income(a)	2.15	1.08	1.15	2.19	2.45
Net realized and unrealized gain (loss)(b)	(16.44)	(3.81)	(1.53)	13.19	1.97

Net increase (decrease) from investment operations	(14.29)	(2.73)	(0.38)	15.38	4.42

Distributions from net investment income(c)	(1.98)	(0.99)	(1.22)	(2.23)	(2.39)

Net asset value, end of year	$95.72	$111.99	$115.71	$117.31	$104.16

Total Return(d)
Based on net asset value	(12.83)%	(2.38)%	(0.37)%	14.94%	4.40%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.15%	0.94%	0.95%	1.98%	2.40%

Supplemental Data
Net assets, end of year (000)	$22,981,770	$17,413,750	$14,209,563	$21,480,308	$13,217,782

Portfolio turnover rate(f)	53%	114%	76%	57%	63%

(a)	Based on average shares outstanding.
(b)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$141.79	$146.54	$158.70	$132.80	$130.13

Net investment income(a)	3.70	2.41	2.04	3.18	3.10
Net realized and unrealized gain (loss)(b)	(33.13)	(4.91)	(10.08)	26.01	2.53

Net increase (decrease) from investment operations	(29.43)	(2.50)	(8.04)	29.19	5.63

Distributions(c)
From net investment income	(3.15)	(2.25)	(2.80)	(3.29)	(2.96)
From net realized gain	—	—	(1.32)	—	—

Total distributions	(3.15)	(2.25)	(4.12)	(3.29)	(2.96)

Net asset value, end of year	$109.21	$141.79	$146.54	$158.70	$132.80

Total Return(d)
Based on net asset value	(20.90)%	(1.74)%	(5.38)%	22.28%	4.39%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.23%	1.65%	1.25%	2.21%	2.38%

Supplemental Data
Net assets, end of year (000)	$8,277,924	$2,325,430	$1,186,936	$1,095,034	$929,614

Portfolio turnover rate(f)	56%	114%	214%	63%	45%

(a)	Based on average shares outstanding.
(b)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$139.87	$143.12	$155.13	$119.95	$118.70

Net investment income(a)	2.98	2.25	2.24	3.09	3.23
Net realized and unrealized gain (loss)(b)	(38.60)	(3.26)	(11.95)	35.13	1.24

Net increase (decrease) from investment operations	(35.62)	(1.01)	(9.71)	38.22	4.47

Distributions from net investment income(c)	(2.73)	(2.24)	(2.30)	(3.04)	(3.22)

Net asset value, end of year	$101.52	$139.87	$143.12	$155.13	$119.95

Total Return(d)
Based on net asset value	(25.64)%	(0.72)%	(6.43)%	32.29%	3.82%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.72%	1.56%	1.39%	2.27%	2.72%

Supplemental Data
Net assets, end of year (000)	$30,364,941	$16,113,367	$14,783,961	$21,237,057	$10,951,502

Portfolio turnover rate(f)	22%	43%	65%	25%	17%

(a)	Based on average shares outstanding.
(b)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 25+ Year Treasury STRIPS Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Period From 09/22/20 to 02/28/21	(a)

Net asset value, beginning of period	$20.52	$20.61	$25.06

Net investment income(b)	0.47	0.45	0.17
Net realized and unrealized loss(c)	(7.44)	(0.14)	(4.50)

Net increase (decrease) from investment operations	(6.97)	0.31	(4.33)

Distributions from net investment income(d)	(0.47)	(0.40)	(0.12)

Net asset value, end of period	$13.08	$20.52	$20.61

Total Return(e)
Based on net asset value	(34.23)%	1.44%	(17.33	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15%	0.15%	0.15	%(h)

Total expenses after fees waived	0.04%	0.04%	0.07	%(h)

Net investment income	3.17%	2.10%	1.71	%(h)

Supplemental Data
Net assets, end of period (000)	$281,979	$324,196	$28,853

Portfolio turnover rate(i)	50%	40%	36%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$110.29	$110.52	$110.68	$110.52	$110.29

Net investment income (loss)(a)	2.32	(0.07)	0.40	2.28	2.16
Net realized and unrealized gain (loss)(b)	(0.50)	(0.16)	0.10	0.25	0.01

Net increase (decrease) from investment operations	1.82	(0.23)	0.50	2.53	2.17

Distributions(c)
From net investment income	(1.89)	—	(0.50)	(2.37)	(1.94)
From net realized gain	—	—	(0.16)	—	—

Total distributions	(1.89)	—	(0.66)	(2.37)	(1.94)

Net asset value, end of year	$110.22	$110.29	$110.52	$110.68	$110.52

Total Return(d)
Based on net asset value	1.66%	(0.19)%	0.45%	2.31%	1.98%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.14%	0.15%	0.15%	0.15%	0.15%

Net investment income (loss)	2.10%	(0.06)%	0.36%	2.06%	1.95%

Supplemental Data
Net assets, end of year (000)	$23,742,659	$15,779,285	$16,193,171	$20,276,511	$19,131,299

Portfolio turnover rate(f)	107%	86%	115%	42%	73%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-3 Month Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified
25+ Year Treasury STRIPS Bond	Diversified
Short Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g.,

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements  (continued)

recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

52	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

1-3 Year Treasury Bond
Barclays Capital, Inc.	$39,350,707	$(39,350,707)	$—		$—
BofA Securities, Inc.	52,450,858	(52,450,858)	—		—
Deutsche Bank Securities, Inc.	37,784,815	(37,784,815)	—		—
J.P. Morgan Securities LLC	49,349,610	(49,349,610)	—		—

	$178,935,990	$(178,935,990)	$—		$—

Short Treasury Bond
Barclays Capital, Inc.	$192,080,888	$(192,080,888)	$—		$—
BofA Securities, Inc.	288,121,332	(288,121,332)	—		—
Credit Agricole Corporate & Investment Bank SA	3,986,145	(3,986,145)	—		—
Deutsche Bank Securities, Inc.	38,416,178	(38,416,178)	—		—
J.P. Morgan Securities LLC	1,947,632,071	(1,947,632,071)	—		—
Morgan Stanley	252,010,146	(252,010,146)	—		—

	$2,722,246,760	$(2,722,246,760)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

0-3 Month Treasury Bond	0.12%
1-3 Year Treasury Bond	0.15
3-7 Year Treasury Bond	0.15
7-10 Year Treasury Bond	0.15
10-20 Year Treasury Bond	0.15
20+ Year Treasury Bond	0.15
25+ Year Treasury STRIPS Bond	0.15
Short Treasury Bond	0.15

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

Effective June 29, 2022, for the iShares 0-3 Month Treasury Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.05% through June 30, 2023. Prior to June 29, 2022, BFA had contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver would not exceed 0.03% through June 30, 2022.

Effective February 17, 2023, for the iShares 25+ Year Treasury STRIPS Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.10% through February 29, 2024.

For the iShares Short Treasury Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

0-3 Month Treasury Bond	$3,412,642
25+ Year Treasury STRIPS Bond	4,818
Short Treasury Bond	1,140,264

BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA has elected to implement a voluntary fee waiver in order to limit the iShares 25+ Year Treasury STRIPS Bond ETF’s total annual operating expenses after fee waivers to 0.04% and currently intends to keep such voluntary fee waiver for the Fund in place through February 29, 2024. Any voluntary waiver or reimbursement implemented by BFA may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

25+ Year Treasury STRIPS Bond	$323,748

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

54	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

0-3 Month Treasury Bond	$ 340,002
1-3 Year Treasury Bond	238,649
3-7 Year Treasury Bond	7,206
7-10 Year Treasury Bond	38,869
10-20 Year Treasury Bond	53,520
20+ Year Treasury Bond	106,535
25+ Year Treasury STRIPS Bond	9
Short Treasury Bond	1,017,787

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

0-3 Month Treasury Bond	$2,302,508,233	$—	$ —
1-3 Year Treasury Bond	2,199,990,747	6,531,423,619	(139,429,773)
3-7 Year Treasury Bond	909,447,033	1,556,528,344	(114,914,563)
7-10 Year Treasury Bond	158,667,258	1,607,395,872	(204,831,029)
10-20 Year Treasury Bond	372,352,932	251,566,932	(52,735,258)
20+ Year Treasury Bond	3,660,167	308,313,068	(88,103,154)
Short Treasury Bond	6,853,849,445	2,418,554,726	(2,717,307)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities

iShares ETF	Purchases	Sales

1-3 Year Treasury Bond	$18,810,671,409	$18,824,486,073
3-7 Year Treasury Bond	4,096,142,571	4,072,460,322
7-10 Year Treasury Bond	11,014,148,085	11,164,948,609
10-20 Year Treasury Bond	2,525,936,918	2,449,968,942
20+ Year Treasury Bond	5,127,951,957	5,124,900,557
25+ Year Treasury STRIPS Bond	149,148,721	158,391,590
Short Treasury Bond	6,738,961,567	3,606,778,974

For the year ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-3 Month Treasury Bond	$8,681,280,125	$3,123,146,575
1-3 Year Treasury Bond	17,576,676,551	11,694,205,263
3-7 Year Treasury Bond	7,476,038,588	4,878,432,750
7-10 Year Treasury Bond	21,722,921,051	13,024,705,086
10-20 Year Treasury Bond	7,059,605,061	441,187,348
20+ Year Treasury Bond	34,412,924,303	13,525,393,145
25+ Year Treasury STRIPS Bond	149,683,979	53,037,135
Short Treasury Bond	21,527,251,898	14,116,721,668

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

0-3 Month Treasury Bond	$(130,940)	$130,940
1-3 Year Treasury Bond	165,491	(165,491)
3-7 Year Treasury Bond	(31,286,158)	31,286,158
7-10 Year Treasury Bond	(26,604,545)	26,604,545
10-20 Year Treasury Bond	(9,682,471)	9,682,471
20+ Year Treasury Bond	135,269,382	(135,269,382)
25+ Year Treasury STRIPS Bond	(748,209)	748,209
Short Treasury Bond	(10,273,910)	10,273,910

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/23	Year Ended 02/28/22

0-3 Month Treasury Bond Ordinary income	$95,037,163	$219,773

1-3 Year Treasury Bond Ordinary income	$391,444,335	$50,332,045

3-7 Year Treasury Bond Ordinary income	$166,283,959	$78,273,861

7-10 Year Treasury Bond Ordinary income	$417,943,007	$127,547,995

10-20 Year Treasury Bond Ordinary income	$121,088,041	$21,118,312

20+ Year Treasury Bond Ordinary income	$593,637,547	$239,203,157

25+ Year Treasury STRIPS Bond Ordinary income	$9,305,657	$5,793,042

Short Treasury Bond Ordinary income	$356,029,920	$—

As of February 28, 2023, the tax components of accumulated net earnings (losses) were as follows:

		Non-expiring
	Undistributed	Capital Loss	Net Unrealized
iShares ETF	Ordinary Income	Carryforwards (a)	Gains (Losses) (b)	Total

0-3 Month Treasury Bond	$23,149,643	$(107,538)	$47,270	$23,089,375
1-3 Year Treasury Bond	53,391,729	(537,386,460)	(911,854,339)	(1,395,849,070)
3-7 Year Treasury Bond	20,595,034	(328,296,172)	(1,150,504,160)	(1,458,205,298)
7-10 Year Treasury Bond	48,058,171	(1,738,878,831)	(2,542,976,950)	(4,233,797,610)
10-20 Year Treasury Bond	22,870,245	(649,968,036)	(370,677,773)	(997,775,564)
20+ Year Treasury Bond	75,622,535	(2,324,751,253)	(7,346,143,937)	(9,595,272,655)
25+ Year Treasury STRIPS Bond	927,577	(49,339,292)	(81,961,666)	(130,373,381)
Short Treasury Bond	60,772,646	(47,319,478)	(34,670,061)	(21,216,893)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

56	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-3 Month Treasury Bond	$8,116,037,018	$138,707	$(91,437)	$47,270
1-3 Year Treasury Bond	27,265,524,129	49,776	(911,904,115)	(911,854,339)
3-7 Year Treasury Bond	13,144,652,359	45,140	(1,150,549,300)	(1,150,504,160)
7-10 Year Treasury Bond	25,683,507,170	115,289	(2,543,092,239)	(2,542,976,950)
10-20 Year Treasury Bond	8,658,983,639	963,323	(371,641,096)	(370,677,773)
20+ Year Treasury Bond	37,780,996,011	341,871	(7,346,485,808)	(7,346,143,937)
25+ Year Treasury STRIPS Bond	363,180,705	449,478	(82,411,144)	(81,961,666)
Short Treasury Bond	27,006,668,152	60,012	(34,730,073)	(34,670,061)

8.	LINE OF CREDIT

The iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the year ended February 28, 2023, the Funds did not borrow under the Syndicated Credit Agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/23		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

0-3 Month Treasury Bond
Shares sold	97,000,000	$9,715,585,177	12,750,000	$1,275,235,864
Shares redeemed	(34,750,000)	(3,480,944,030)	(1,450,000)	(145,027,767)

	62,250,000	$6,234,641,147	11,300,000	$1,130,208,097

1-3 Year Treasury Bond
Shares sold	215,500,000	$17,733,515,400	95,300,000	$8,175,736,494
Shares redeemed	(143,700,000)	(11,788,911,675)	(68,600,000)	(5,892,033,539)

	71,800,000	$5,944,603,725	26,700,000	$2,283,702,955

3-7 Year Treasury Bond
Shares sold	63,700,000	$7,529,354,572	25,300,000	$3,269,142,901
Shares redeemed	(41,900,000)	(4,917,539,296)	(27,900,000)	(3,618,534,265)

	21,800,000	$2,611,815,276	(2,600,000)	$(349,391,364)

7-10 Year Treasury Bond
Shares sold	215,800,000	$21,876,128,835	163,400,000	$18,777,676,334
Shares redeemed	(131,200,000)	(13,128,357,119)	(130,700,000)	(15,010,971,222)

	84,600,000	$8,747,771,716	32,700,000	$3,766,705,112

10-20 Year Treasury Bond
Shares sold	63,100,000	$7,230,173,343	11,800,000	$1,724,670,427
Shares redeemed	(3,700,000)	(451,718,749)	(3,500,000)	(503,275,054)

	59,400,000	$6,778,454,594	8,300,000	$1,221,395,373

20+ Year Treasury Bond
Shares sold	312,100,000	$34,830,582,052	239,400,000	$34,663,997,215
Shares redeemed	(128,200,000)	(13,705,099,379)	(227,500,000)	(32,677,826,494)

	183,900,000	$21,125,482,673	11,900,000	$1,986,170,721

25+ Year Treasury STRIPS Bond
Shares sold	9,800,000	$150,354,787	18,650,000	$368,671,051
Shares redeemed	(4,050,000)	(53,316,023)	(4,250,000)	(90,232,017)

	5,750,000	$97,038,764	14,400,000	$278,439,034

58	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 02/28/22		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

Short Treasury Bond
Shares sold	216,740,000	$23,854,026,201	46,050,000	$5,082,727,211
Shares redeemed	(144,390,000)	(15,880,516,225)	(49,500,000)	(5,468,238,550)

	72,350,000	$7,973,509,976	(3,450,000)	$(385,511,339)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the eight funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eight of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2023, the related statements of operations for the year ended February 28, 2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares 0-3 Month Treasury Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares 25+ Year Treasury STRIPS Bond ETF

iShares Short Treasury Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 20, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

60	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2023:

iShares ETF	Federal Obligation Interest

0-3 Month Treasury Bond	$117,043,069
1-3 Year Treasury Bond	436,578,657
3-7 Year Treasury Bond	180,440,009
7-10 Year Treasury Bond	448,683,895
10-20 Year Treasury Bond	140,998,204
20+ Year Treasury Bond	645,184,803
25+ Year Treasury STRIPS Bond	9,468,990
Short Treasury Bond	413,900,632

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2023:

iShares ETF	Interest Dividends

0-3 Month Treasury Bond	$117,043,069
1-3 Year Treasury Bond	436,578,657
3-7 Year Treasury Bond	180,440,009
7-10 Year Treasury Bond	448,683,895
10-20 Year Treasury Bond	140,998,204
20+ Year Treasury Bond	645,184,803
25+ Year Treasury STRIPS Bond	9,468,990
Short Treasury Bond	413,900,632

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2023:

iShares ETF	Interest-Related Dividends

0-3 Month Treasury Bond	$117,043,069
1-3 Year Treasury Bond	436,578,657
3-7 Year Treasury Bond	180,440,009
7-10 Year Treasury Bond	448,683,895
10-20 Year Treasury Bond	140,998,204
20+ Year Treasury Bond	645,184,803
25+ Year Treasury STRIPS Bond	9,468,990
Short Treasury Bond	413,900,632

I M P O R T A N T T A X I N F O R M A T I O N	61

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-3 Month Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares 25+ Year Treasury STRIPS Bond ETF and iShares Short Treasury Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

62	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-3 Month Treasury Bond	$1.846409	$—	$—	$1.846409	100%	—%	—%	100%
1-3 Year Treasury Bond	1.185077	—	—	1.185077	100	—	—	100
7-10 Year Treasury Bond	1.982628	—	—	1.982628	100	—	—	100
10-20 Year Treasury Bond	3.145762	—	—	3.145762	100	—	—	100
20+ Year Treasury Bond	2.733684	—	—	2.733684	100	—	—	100
25+ Year Treasury STRIPS Bond	0.470496	—	—	0.470496	100	—	—	100

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, ( “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, the Company is only required to comply with certain disclosure, reporting and transparency obligations of AIFMD because it has registered the iShares 7-10 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (the “Funds”) to be marketed to investors in the EU and/or UK.

Report on Remuneration

The Company is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

S U P P L E M E N T A L I N F O R M A T I O N	63

Supplemental Information  (unaudited)  (continued)

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2022 was USD 4,121 million. This figure is comprised of fixed remuneration of USD 685 million and variable remuneration of USD 3,436 million. There was a total of 8 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2022, to its senior management was USD 2,958 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 970 million. These figures relate to the entire Company and not to the Funds.

Disclosures Under the EU Sustainable Finance Disclosure Regulation

The iShares 7-10 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

64	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fundis included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 377 funds as of February 28, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (66)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (67)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (68)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	65

Trustee and Officer Information  (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State Investment Funds Committee (since 2022).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

66	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited) (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	67

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

68	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	69

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-201-0223

FEBRUARY 28, 2023

2023 Annual Report

iShares Trust

•	iShares California Muni Bond ETF | CMF | NYSE Arca
•	iShares National Muni Bond ETF | MUB | NYSE Arca
•	iShares New York Muni Bond ETF | NYF | NYSE Arca
•	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

Municipal Bond Market Overview

U.S. municipal bonds lost ground in the 12-month period ended February 28, 2023, but they outperformed the broader taxable market. The ICE AMT-Free National Municipal Bond Index returned -4.49% for the period, exceeding the -9.72% return of the Bloomberg U.S. Aggregate Bond Index.

The poor return for the broader fixed-income market reflected the backdrop of elevated inflation and rising short-term interest rates. Consumer price inflation—which began to rise in late 2021—took another leg higher following Russia’s invasion of Ukraine in early 2022, with year-over-year increases of over 8% in each month from March to September. While inflation showed signs of cooling in late 2022, it nonetheless remained in a range of 6.0% to 7.1% over the final four months of the period – well above the U.S. Federal Reserve’s (Fed’s) stated target of 2%.

The Fed responded to rising inflation by winding down its stimulative quantitative easing program and beginning to raise interest rates aggressively. The Fed boosted short-term rates eight times over the course of the 12-month period, moving the benchmark fed funds rate from a range of 0.0% - 0.25% to 4.50% - 4.75%. This represented the fastest increase in such a short span of time in decades. In addition, the Fed’s communications repeatedly stated the central bank’s intent to remain steadfast in its commitment to fighting inflation. This approach quashed periodic hopes for a pivot toward a less restrictive policy, and it prompted investors to ratchet up their expectations for the likely “terminal rate;” in other words, the level at which the Fed could stop raising rates.

These circumstances created significant headwinds for the fixed-income market. The yield on the two-year U.S. Treasury note rose from 1.43% to 4.82% (as its price fell) over the course of the year, while the 10-year yield climbed from 1.83% to 3.92%.

The interest-rate backdrop weighed on returns and fueled elevated volatility across virtually all segments of the bond market, including municipal bonds. However, municipals outpaced the taxable market on the strength of low new-issue supply and continued positive fundamentals for the underlying issuers. Generally speaking, the finances of states and municipalities remained well supported by high tax revenues and sizable cash balances, contributing to a low default rate and a robust ratio of credit upgrades to downgrades. Within the municipal market, short-term issues outpaced longer-dated securities over the past year, while higher-quality issues outperformed their lower-rated counterparts.

4	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® California Muni Bond ETF

Investment Objective

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the ICE AMT-Free California Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.78)%	1.23%	1.90%	(4.78)%	6.28%	20.68%
Fund Market	(4.84)	1.20	1.85	(4.84)	6.14	20.16
Index	(4.59)	1.49	2.14	(4.59)	7.67	23.58

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through September 14, 2021, reflects the performance of S&P California AMT-Free Municipal Bond Index™. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free California Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,006.70	$1.24		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023 (continued)	iShares® California Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	13.2%
AA+	12.3
AA	16.0
AA-	36.9
A+	4.5
A	3.4
A-	0.7
BBB+	0.2
Not Rated	12.8

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44	0.6%
Fremont Union High School District GO, Series A, 4.00%, 08/01/46	0.5
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.00%, 01/15/46	0.5
San Diego Unified School District/CA GO, 5.00%, 07/01/31	0.5
Metropolitan Water District of Southern California RB, Series A, 5.00%, 10/01/49	0.5

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® National Muni Bond ETF

Investment Objective

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the ICE AMT-Free US National Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.32)%	1.61%	1.82%	(4.32)%	8.32%	19.74%
Fund Market	(4.42)	1.62	1.78	(4.42)	8.37	19.33
Index	(4.49)	1.70	1.98	(4.49)	8.79	21.66

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through September 14, 2021, reflects the performance of S&P National AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,008.70	$0.35		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023 (continued)	iShares® National Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	23.3%
AA+	20.0
AA	16.4
AA-	16.9
A+	4.8
A	1.6
A-	3.0
BBB+	3.7
BBB	0.2
BB+	—	(b)
Not Rated	10.1

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New York	22.1%
California	20.8
Texas	7.4
Massachusetts	4.8
New Jersey	4.5
Illinois	4.2
Washington	3.7
Pennsylvania	2.8
Georgia	2.6
Maryland	2.4

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

8	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® New York Muni Bond ETF

Investment Objective

The iShares NewYork Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the ICE AMT-Free New York Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.62)%	1.28%	1.74%	(4.62)%	6.57%	18.85%
Fund Market	(4.98)	1.20	1.66	(4.98)	6.15	17.90
Index	(4.53)	1.46	1.95	(4.53)	7.54	21.36

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through September 14, 2021, reflects the performance of S&P New York AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free New York Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,010.50	$1.25		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2023 (continued)	iShares® New York Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	22.7%
AA+	22.3
AA	15.8
AA-	14.1
A+	1.2
A	5.3
A-	1.4
BBB+	5.6
Not Rated	11.6

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
New York City Municipal Water Finance Authority RB, 5.00%, 06/15/47	1.1%
New York State Dormitory Authority RB, 4.00%, 07/01/41	0.7
New York State Dormitory Authority RB, Series D, 4.00%, 02/15/47	0.7
Suffolk County Water Authority RB, Series A, 4.00%, 06/01/41	0.7
Town of Brookhaven NY GOL, 4.00%, 07/15/26	0.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® Short-Term National Muni Bond ETF

Investment Objective

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the ICE Short Maturity AMT-Free US National Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.90)%	0.91%	0.71%	(0.90)%	4.62%	7.32%
Fund Market	(1.20)	0.90	0.68	(1.20)	4.60	7.03
Index	(0.90)	1.02	0.92	(0.90)	5.23	9.60

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through September 14, 2021, reflects the performance of S&P Short Term National AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE Short Maturity AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,003.10	$0.35		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2023 (continued)	iShares® Short-Term National Muni Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	32.8%
AA+	20.4
AA	13.5
AA-	11.1
A+	3.4
A	0.6
A-	3.2
BBB+	2.5
BBB	0.1
Not Rated	12.4

TEN LARGEST STATES

State	Percent of Total Investments	(a)
California	12.5%
New York	11.7
Texas	9.4
Maryland	5.3
Massachusetts	4.8
New Jersey	4.4
Washington	4.2
Virginia	3.8
North Carolina	3.2
Georgia	3.1

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	13

Schedule of Investments February 28, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 98.5%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$210,458
Alameda Corridor Transportation Authority RB 0.00%, 10/01/32 (NPFGC)(a)	745	527,059
0.00%, 10/01/47 (Call 10/01/37)(a)	1,630	804,400
0.00%, 10/01/48 (Call 10/01/37)(a)	665	326,244
0.00%, 10/01/49 (Call 10/01/37)(a)	665	324,592
0.00%, 10/01/50 (Call 10/01/37)(a)	2,195	1,068,087
0.00%, 10/01/51 (Call 10/01/37) (AGM)(a)	1,000	486,962
5.00%, 10/01/26 (PR 10/01/23)	300	303,274
5.00%, 10/01/52 (Call 10/01/32) (AGM)	285	305,518
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	258,835
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,054,834
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,048,096
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	624,943
Alameda County Transportation Commission RB
5.00%, 03/01/40 (Call 03/01/32)	4,215	4,763,503
5.00%, 03/01/41 (Call 03/01/32)	1,860	2,092,512
5.00%, 03/01/45 (Call 03/01/32)	2,000	2,226,938
Alhambra Unified School District GO, Series B, 0.00%, 08/01/39(a)	5,100	2,504,000
Allan Hancock Joint Community College District/CA GO,
Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	853,250
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	954,964
Anaheim Housing & Public Improvements Authority RB
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	206,056
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,548,358
Anaheim Public Financing Authority RB, 5.00%, 05/01/46 (PR 05/01/24)	6,830	6,982,859
Bay Area Toll Authority RB 4.00%, 04/01/29 (Call 04/01/27)	500	524,130
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,248,816
4.00%, 04/01/38 (Call 04/01/27)	400	401,188
4.00%, 04/01/42 (Call 04/01/27)	6,035	5,882,951
4.00%, 04/01/47 (Call 04/01/27)	1,500	1,428,268
4.00%, 04/01/49 (Call 04/01/27)	2,455	2,329,864
5.00%, 04/01/23	175	175,252
5.00%, 04/01/28	400	443,965
VRDN, 2.00%, 04/01/53 (Put 04/01/24)(b)	1,955	1,914,967
VRDN, 2.13%, 04/01/53 (Put 04/01/25)(b)	1,200	1,162,508
Series A, VRDN, 2.95%, 04/01/47 (Put 04/01/26)(b)	740	725,452
Series B, VRDN, 2.85%, 04/01/47 (Put 04/01/25)(b)	740	727,962
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	1,405	1,532,930
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	3,000	3,004,592
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	595	595,911
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	4,757,270
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	3,750	3,756,483
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,001,729
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	2,921,231
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	5,085	3,713,631
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	2,000	2,291,145
Bay Area Water Supply & Conservation Agency RB,
Series A, 5.00%, 10/01/34 (Call 04/01/24)	1,350	1,352,011
California Educational Facilities Authority RB 5.00%, 04/01/45 (Call 04/01/25)	1,000	1,020,499
5.00%, 09/01/45 (PR 09/01/25)	5,000	5,254,348
5.00%, 10/01/49 (PR 04/01/26)	250	266,350

Security	Par (000)	Value

California (continued)
5.25%, 04/01/40	$1,480	$1,763,213
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,158,559
Series T-1, 5.00%, 03/15/39	4,950	5,753,264
Series U-3, 5.00%, 06/01/43	2,360	2,730,493
Series U-6, 5.00%, 05/01/45	5,010	5,783,650
Series U-7, 5.00%, 06/01/46	2,650	3,060,019
Series V-1, 5.00%, 05/01/29	500	570,769
Series V-1, 5.00%, 05/01/49	7,260	8,389,750
California Infrastructure & Economic Development Bank RB 4.00%, 10/01/45 (Call 10/01/32)	5,000	4,957,417
5.00%, 10/01/23	100	101,172
5.00%, 10/01/26 (Call 04/01/26)	3,240	3,453,817
5.00%, 10/01/28	1,000	1,125,700
5.00%, 10/01/28 (Call 04/01/28)	545	607,757
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,058,100
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,142,925
5.00%, 10/01/47 (Call 10/01/32)	1,000	1,111,075
5.00%, 10/01/48 (Call 04/01/28)	125	132,953
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,312,551
5.00%, 10/01/52 (Call 10/01/32)	1,000	1,104,544
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	522,377
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	251,656
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	314,364
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	896,983
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,519,462
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	820,731
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	755,072
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,105,266
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	525,726
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	527,747
California State Public Works Board RB
4.00%, 11/01/41 (Call 11/01/31)	2,510	2,475,838
5.00%, 08/01/28	1,000	1,115,697
5.00%, 11/01/40 (Call 11/01/31)	1,000	1,115,551
5.00%, 11/01/46 (Call 11/01/31)	3,100	3,380,931
Series A, 5.00%, 09/01/25 (Call 09/01/24)	2,600	2,675,131
Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,620	2,696,485
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,301,929
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,269,370
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,026,382
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,024,465
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	695,841
Series B, 5.00%, 10/01/23	180	182,027
Series B, 5.00%, 10/01/27	340	372,622
Series B, 5.00%, 10/01/29 (Call 10/01/27)	250	275,291
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,044,961
Series C, 5.00%, 11/01/27	1,100	1,207,715
Series C, 5.00%, 11/01/29	1,530	1,749,385
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,686,246
Series D, 5.00%, 06/01/25	350	364,988
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	341,797
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	899,574
Series F, 5.00%, 05/01/23	795	797,553
Series F, 5.00%, 05/01/25	300	312,304
Series F, 5.00%, 05/01/27 (Call 05/01/25)	930	971,362
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	366,226
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,990	2,017,392
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,292,856

14	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series I, 5.25%, 11/01/27 (Call 11/01/23)	$960	$975,417
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,638,750
Series I, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,434,182
California State University RB 5.00%, 11/01/26	370	399,189
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,474,462
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,005	2,008,279
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	194,764
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	906,040
Series A, 5.00%, 11/01/24 (PR 11/01/23)	1,575	1,595,117
Series A, 5.00%, 11/01/26 (PR 11/01/24)	400	413,039
Series A, 5.00%, 11/01/27 (Call 05/01/26)	1,385	1,484,946
Series A, 5.00%, 11/01/27 (PR 11/01/24)	400	413,039
Series A, 5.00%, 11/01/28 (PR 11/01/24)	3,370	3,479,854
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,020	1,097,112
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,425	1,471,451
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	570,884
Series A, 5.00%, 11/01/30 (PR 11/01/24)	505	521,462
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,633,560
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	548,708
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,500	1,612,547
Series A, 5.00%, 11/01/32 (PR 11/01/24)	2,000	2,065,195
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	524,442
Series A, 5.00%, 11/01/33 (PR 11/01/24)	1,500	1,548,896
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	2,916,180
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	485,711
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	520,405
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,662,768
Series A, 5.00%, 11/01/39 (PR 11/01/24)	500	516,299
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	680,376
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,729,912
Series A, 5.00%, 11/01/44 (PR 11/01/24)	1,290	1,332,051
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	791,795
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,346,531
Series A, 5.00%, 11/01/48 (Call 11/01/28)	3,550	3,791,706
Series B-3, VRDN, 4.00%, 11/01/51 (Put 11/01/23)(b)	3,245	3,245,834
Series C, 4.00%, 11/01/45 (Call 11/01/30)	2,720	2,635,754
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	252,631
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	2,000	2,077,799
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	276,827
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	240,899
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	2,849,873
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	201,007
Series D, 0.00%, 08/01/26(a)	545	489,761
Chabot-Las Positas Community College District GO 4.00%, 08/01/33 (Call 08/01/26)	1,000	1,035,080
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,026,768
Series 2016, 5.00%, 08/01/24 (PR 08/01/23)	115	115,918
Series 2016, 5.00%, 08/01/27 (PR 08/01/23)	500	503,993
Series 2016, 5.00%, 08/01/29 (PR 08/01/23)	1,500	1,511,979
Series 2016, 5.00%, 08/01/31 (PR 08/01/23)	2,800	2,822,360
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,255,635
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	952,233
Chaffey Community College District GO, 3.00%, 06/01/33 (Call 06/01/28)	1,800	1,714,063

Security	Par (000)	Value

California (continued)
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	$500	$489,366
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	3,790	3,870,551
City & County of San Francisco CA GO 5.00%, 06/15/26	500	535,762
5.00%, 06/15/27	500	547,456
Series R, 5.00%, 06/15/28	3,500	3,916,387
Series R1, 5.00%, 06/15/24 (Call 06/15/23)	175	176,001
Series R1, 5.00%, 06/15/25	1,315	1,377,198
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	550	553,766
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,683,526
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,151,929
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,577,120
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	487,354
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,460,257
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,440,543
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,068,627
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,000	1,061,662
Series B, 5.00%, 06/01/23	760	763,656
Series B, 5.00%, 06/01/27	3,850	4,205,169
Series C, 5.00%, 06/01/29	2,000	2,275,611
Series C, 5.00%, 06/01/30	2,000	2,317,694
Series C, 5.00%, 06/01/32	2,500	2,990,224
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	941,812
City of Los Angeles Department of Airports RB 5.00%, 05/15/25	360	375,382
5.00%, 05/15/25 (ETM)	140	146,085
5.00%, 05/15/28	280	311,726
5.00%, 05/15/48 (Call 05/15/29)	1,000	1,059,059
Series A, 5.00%, 05/15/26	1,000	1,065,720
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,070	1,226,319
Series A, 5.00%, 05/15/36 (Call 11/15/29)	5,330	5,935,176
Series A, 5.00%, 05/15/39 (Call 11/15/29)	4,430	4,853,180
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,425	1,554,733
Series B, 5.00%, 05/15/25	1,135	1,183,497
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,156,009
Series B, 5.00%, 05/15/35 (Call 05/15/31)	2,100	2,408,157
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,103,503
Series B, 5.00%, 05/15/45 (Call 05/15/31)	2,205	2,388,601
Series B, 5.00%, 05/15/48 (Call 05/15/31)	450	483,877
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,805,449
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,593,747
City of Riverside CA Electric Revenue RB
Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,025	1,134,091
Series A, 5.00%, 10/01/48 (Call 04/01/29)	3,690	3,951,615
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	518,665
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,045,708
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	2,380	2,402,915
City of San Francisco CA Public Utilities Commission Water Revenue RB 4.00%, 11/01/30 (Call 11/01/26)	1,035	1,084,207
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,536,448
5.00%, 11/01/25	445	468,906
5.00%, 11/01/25 (Call 05/01/25)	1,700	1,774,699

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/27 (Call 11/01/26)	$1,945	$2,109,351
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,525,206
5.00%, 11/01/31 (Call 11/01/26)	1,945	2,111,323
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,050,432
5.00%, 11/01/34 (Call 11/01/26)	1,740	1,875,454
5.00%, 11/01/42 (PR 11/01/24)	4,325	4,465,984
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	1,987,694
Series A, 5.00%, 11/01/50 (Call 11/01/30)	6,380	6,877,312
Series B, 5.00%, 11/01/50 (Call 11/01/27)	2,000	2,108,016
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,104,596
City of San Jose CA GO
Series A, 5.00%, 09/01/39 (Call 03/01/31)	3,150	3,518,143
Series A, 5.00%, 09/01/42 (Call 03/01/31)	6,075	6,675,229
Series A, 5.00%, 09/01/43 (Call 03/01/31)	2,000	2,189,628
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	2,839,988
Series C, 5.00%, 09/01/28	370	416,361
Clovis Unified School District GO 4.00%, 08/01/40 (PR 08/01/25)	115	117,718
Series D, 4.00%, 08/01/40 (Call 08/01/25)	135	133,621
Coast Community College District GO 0.00%, 08/01/34 (Call 08/01/25)(a)	500	315,703
5.00%, 08/01/29 (PR 08/15/25)	4,905	5,148,635
5.00%, 08/01/31 (Call 08/01/25)	2,335	2,450,981
5.00%, 08/01/36 (PR 08/01/27)	1,500	1,645,184
Series A, 4.00%, 08/01/38 (PR 08/01/23)	1,500	1,506,110
Series A, 5.00%, 08/01/24 (PR 08/01/23)	565	569,605
Series A, 5.00%, 08/01/38 (PR 08/01/23)	1,860	1,875,161
Series B, 0.00%, 08/01/27 (AGM)(a)	320	280,171
Series B, 0.00%, 08/01/28 (AGM)(a)	2,050	1,741,051
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	496,055
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	410,305
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,460	2,112,508
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	3,475	3,502,750
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,252,288
Contra Costa Water District RB 4.00%, 10/01/46 (Call 10/01/31)	3,440	3,335,663
Series W, 5.00%, 10/01/51 (Call 10/01/31)	5,775	6,348,842
Corona-Norco Unified School District GO, Series A, 5.00%, 08/01/40 (PR 08/01/25)	1,500	1,570,133
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,031,556
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,067,277
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	819,723
County of Santa Clara CA GO
Series B, 5.00%, 08/01/34 (Call 08/01/32)	5,890	6,949,312
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	762,106
Desert Community College District GO 4.00%, 08/01/39 (Call 08/01/27)	500	500,510
5.00%, 08/01/37 (PR 02/01/26)	1,000	1,059,678
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	972,118
East Bay Municipal Utility District Water System
Revenue RB 5.00%, 06/01/24	425	435,433
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,000	978,615
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,005	1,056,692
Series A, 5.00%, 06/01/28 (Call 06/01/25)	250	263,340
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	315,838
Series A, 5.00%, 06/01/35 (Call 06/01/25)	540	566,316

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 06/01/37 (Call 06/01/32)	$2,000	$2,302,569
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,075	1,141,607
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,057,950
Series B, 5.00%, 06/01/23	1,510	1,517,302
Series B, 5.00%, 06/01/24	850	870,866
Series B, 5.00%, 06/01/25	325	340,000
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,200	2,421,587
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,099,356
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	2,310	2,353,957
Series A, 5.00%, 07/01/36 (Call 07/01/30)	3,000	3,393,705
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,058,613
El Camino Community College District Foundation (The) GO 0.00%, 08/01/29(a)	2,110	1,731,477
Series A, 4.00%, 08/01/45 (Call 08/01/26)	500	485,712
Series C, 0.00%, 08/01/32(a)	700	512,477
Series C, 0.00%, 08/01/33(a)	125	87,650
Series C, 0.00%, 08/01/34(a)	2,050	1,369,443
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	254,650
El Monte Union High School District GO, Series B, 4.00%, 06/01/46 (Call 06/01/27)	3,950	3,776,228
Elk Grove Unified School District GO, Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	2,855	2,776,559
Escondido Union High School District GO 0.00%, 08/01/37 (AGC)(a)	190	105,799
Series C, 0.00%, 08/01/46(a)	985	327,091
Series C, 0.00%, 08/01/51(a)	1,155	305,422
Foothill-De Anza Community College District GO 0.00%, 08/01/36(a)	950	577,136
4.00%, 08/01/40 (Call 08/01/26)	3,985	3,987,996
Series A, 3.00%, 08/01/40 (Call 08/01/31)	5,160	4,357,077
Foothill-Eastern Transportation Corridor Agency RB 0.00%, 01/15/33(a)	750	501,970
0.00%, 01/15/34 (AGM)(a)	3,500	2,318,064
0.00%, 01/15/35 (AGM)(a)	300	187,976
Series A, 0.00%, 01/01/25 (ETM)(a)	880	830,193
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,068,055
Series A, 0.00%, 01/01/28 (ETM)(a)	440	382,279
Series A, 0.00%, 01/01/29 (ETM)(a)	500	423,450
Series A, 0.00%, 01/01/30 (ETM)
(AGC-ICC, AGM-CR)(a)	320	263,824
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	877,812
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	1,660,557
Series A, 4.00%, 01/15/46 (Call 01/15/31)	12,000	10,855,247
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,053,111
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,505,961
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	3,838,373
Series B-1, VRDN, 3.95%, 01/15/53 (Call 07/15/27)(b)	1,200	1,044,324
Fremont Unified School District/Alameda County CA GO,
Series A, 4.00%, 08/01/46 (PR 08/01/24)	1,080	1,094,820
Fremont Union High School District GO 4.00%, 08/01/40 (Call 08/01/24)	1,950	1,951,132
Series A, 3.00%, 08/01/40 (Call 08/01/29)	4,000	3,377,579
Series A, 4.00%, 08/01/46 (Call 08/01/27)	10,405	10,258,611
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,063,744
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	350	359,088

16	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Grossmont Union High School District GO, Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	$140	$133,357
Grossmont-Cuyamaca Community College District GO,
Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	952,233
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	964,014
Hayward Unified School District GO 5.00%, 08/01/38 (PR 08/01/24)	6,000	6,164,759
Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	960,272
Hillsborough City School District GO 0.00%, 09/01/30(a)	4,995	3,938,852
0.00%, 09/01/31(a)	5,075	3,882,739
Imperial Irrigation District Electric System Revenue RB,
Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	525,315
Irvine Ranch Water District SA, 5.25%, 02/01/46
(Call 08/01/26)	1,000	1,054,378
Lodi Unified School District/CA GO, 3.00%, 08/01/43
(Call 08/01/27)	5,465	4,341,251
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	165,155
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	389,892
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	288,007
Long Beach Unified School District GO 3.00%, 08/01/47 (Call 08/01/29)	1,575	1,185,341
Series B, 3.00%, 08/01/48 (Call 08/01/29)	3,150	2,352,343
Series B, 3.00%, 08/01/50 (Call 08/01/29)	7,320	5,373,628
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	480,320
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,148,181
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	95,552
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,115,706
Series A, 5.00%, 08/01/23	985	993,110
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,260	1,295,306
Series A, 5.00%, 08/01/27 (PR 08/01/24)	235	241,585
Series A, 5.00%, 08/01/28 (PR 08/01/24)	470	483,170
Series A, 5.00%, 08/01/29 (PR 08/01/24)	4,540	4,667,213
Series A, 5.00%, 08/01/30 (PR 08/01/24)	4,765	4,898,517
Series A, 5.00%, 08/01/31 (PR 08/01/24)	525	539,711
Series C, 5.00%, 08/01/25	345	362,447
Series C, 5.00%, 06/01/26	2,395	2,562,499
Series J, 4.00%, 08/01/41 (Call 08/01/27)	3,445	3,446,668
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	734,225
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,050	1,086,505
Series K, 4.00%, 08/01/36 (Call 08/01/26)	2,435	2,486,334
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,460	1,482,294
Series K, 4.00%, 08/01/39 (Call 08/01/26)	2,240	2,262,474
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	479,978
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,069,704
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/37 (Call 06/01/30)	1,250	1,280,581
Series A, 5.00%, 06/01/24	1,000	1,024,177
Series A, 5.00%, 06/01/25	4,050	4,233,315
Series A, 5.00%, 06/01/27	310	338,859
Series A, 5.00%, 06/01/28	1,130	1,262,061
Series A, 5.00%, 07/01/28 (Call 07/01/27)	250	274,474
Series A, 5.00%, 06/01/30	3,950	4,585,943
Series A, 5.00%, 06/01/31 (Call 06/01/30)	2,000	2,321,963
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	2,899,242

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/32 (Call 07/01/23)	$295	$296,738
Series A, 5.00%, 06/01/33 (Call 06/01/30)	3,010	3,484,746
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,020	2,378,077
Series A, 5.00%, 06/01/34 (Call 06/01/27)	1,000	1,092,817
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,076,826
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,493,246
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,097,021
Series A, 5.00%, 07/01/39 (Call 07/01/31)	1,500	1,683,911
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,324,302
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,552,424
Los Angeles County Public Works Financing Authority RB 4.00%, 12/01/46 (Call 12/01/31)	2,000	1,915,822
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	508,186
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	1,886,475
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	552,022
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,082,484
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	4,275	4,170,258
Series A, 5.00%, 10/01/34 (Call 10/01/25)	500	525,899
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/28 (Call 01/01/28)	975	1,078,934
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,039,290
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	887,660
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,613,028
Series B, 5.00%, 07/01/23	195	196,259
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,559,774
Series B, 5.00%, 07/01/31 (Call 07/01/23)	955	960,310
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,760	1,981,872
Series C, 5.00%, 07/01/23	100	100,646
Series C, 5.00%, 07/01/49 (Call 07/01/29)	2,455	2,613,342
Los Angeles Department of Water & Power RB 5.00%, 07/01/40 (Call 01/01/32)	2,000	2,228,464
5.00%, 07/01/42 (Call 01/01/32)	4,665	5,159,195
5.00%, 07/01/51 (Call 07/01/31)	2,575	2,776,427
Series A, 5.00%, 07/01/26	3,635	3,880,910
Series B, 5.00%, 07/01/39 (Call 07/01/30)	2,350	2,597,869
Series B, 5.00%, 07/01/40 (Call 07/01/30)	1,500	1,650,885
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,136,003
Series D, 5.00%, 07/01/37 (Call 07/01/29)	3,865	4,265,337
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,596,746
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	648,865
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	731,045
Series B, 5.00%, 07/01/26 (Call 06/01/26)	2,000	2,138,475
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,005,693
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/35 (Call 01/01/26)	2,830	3,000,617
5.00%, 07/01/40 (Call 07/01/32)	5,350	6,008,623
5.00%, 07/01/42 (Call 01/01/32)	1,255	1,391,960
5.00%, 07/01/42 (Call 07/01/32)	1,135	1,264,795
5.00%, 07/01/47 (Call 07/01/32)	4,000	4,387,947
5.00%, 07/01/52 (Call 01/01/32)	1,000	1,083,478
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,400,484
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,111,191
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,100,671
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,212,029

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/48 (Call 01/01/28)	$1,000	$1,062,558
Series A, 5.00%, 07/01/50 (Call 07/01/30)	1,000	1,073,682
Series B, 4.00%, 07/01/27	415	437,578
Series B, 5.00%, 07/01/23	290	291,872
Series B, 5.00%, 01/01/24 (Call 12/01/23)	330	334,809
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,415	2,430,783
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	523,047
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	588,408
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	8,046,341
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	502,714
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	2,608,474
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	260,601
Series B, 5.00%, 07/01/48 (Call 07/01/28)	4,025	4,300,500
Series C, 5.00%, 07/01/25 (Call 07/01/24)	3,915	4,025,628
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	2,829,845
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,341,551
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,041,308
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,045,713
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	588,311
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	502,830
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,329,771
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	948,114
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,057,309
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,051,226
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,582,366
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	3,761,788
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	506,595
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	506,595
Los Angeles Unified School District/CA GO 4.00%, 07/01/32 (Call 01/01/31)	440	481,089
5.00%, 07/01/23	2,000	2,013,245
5.00%, 07/01/25	2,000	2,087,474
5.00%, 07/01/26	750	802,711
5.00%, 07/01/27	1,250	1,366,795
5.00%, 07/01/28	645	720,732
5.00%, 07/01/28 (Call 07/01/24)	1,155	1,182,303
5.00%, 07/01/29	1,000	1,138,960
5.00%, 07/01/36 (Call 01/01/33)	1,000	1,153,279
5.00%, 07/01/39 (Call 01/01/33)	1,405	1,590,985
5.25%, 07/01/47 (Call 01/01/33)	750	841,918
Series A, 5.00%, 07/01/23	625	629,139
Series A, 5.00%, 07/01/24	7,000	7,182,997
Series A, 5.00%, 07/01/25	5,270	5,500,494
Series A, 5.00%, 07/01/26	6,125	6,555,472
Series A, 5.00%, 07/01/27	4,665	5,100,880
Series A, 5.00%, 07/01/28	2,785	3,111,996
Series A, 5.00%, 07/01/29	1,850	2,107,076
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,051,017
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,000	1,137,107
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,143,384
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,077,007
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	1,455	1,610,797
Series B-1, 4.00%, 07/01/24	740	749,768
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	553,372
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	553,317
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,209,542
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,080,398
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	3,075	3,319,349
Series C, 3.00%, 07/01/38 (Call 07/01/30)	1,000	865,382

Security	Par (000)	Value

California (continued)
Series C, 4.00%, 07/01/31 (Call 07/01/30)	$1,000	$1,090,922
Series C, 4.00%, 07/01/39 (Call 07/01/30)	2,620	2,629,464
Series C, 4.00%, 07/01/44 (Call 07/01/30)	8,695	8,468,663
Series C, 5.00%, 07/01/24	1,000	1,026,143
Series C, 5.00%, 07/01/26 (Call 07/01/24)	460	472,877
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	1,850,625
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	767,729
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	3,562,490
Series RYQ, 4.00%, 07/01/40 (Call 07/01/30)	200	199,172
Series RYQ, 5.00%, 07/01/28	1,145	1,279,438
Los Rios Community College District GO, Series E, 3.00%, 08/01/24	600	597,105
Manhattan Beach Unified School District GO, 4.00%, 09/01/46 (Call 09/01/28)	5,000	4,819,837
Marin Community College District GO, Series B, 4.00%, 08/01/40 (PR 02/15/27)	2,400	2,511,860
Mendocino-Lake Community College District GO 0.00%, 08/01/51 (PR 08/01/25) (BAM)(a)	7,000	1,679,721
Series B, 0.00%, 08/01/51 (AGM)(a)	250	61,269
Menlo Park City School District GO, Series 2006, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	397,959
Mesa Water District COP, 5.00%, 03/15/50 (Call 03/15/30)	4,380	4,708,347
Metropolitan Water District of Southern California RB
5.00%, 10/01/27	175	193,298
5.00%, 10/01/29	2,000	2,308,153
5.00%, 10/01/31	2,000	2,392,741
5.00%, 10/01/33 (Call 10/01/32)	1,000	1,205,368
5.00%, 07/01/37 (Call 01/01/29)	1,000	1,102,281
5.00%, 07/01/38 (Call 01/01/29)	655	720,500
5.00%, 10/01/39 (Call 04/01/31)	1,680	1,885,675
Series A, 2.50%, 07/01/26	230	225,516
Series A, 5.00%, 07/01/25	125	130,898
Series A, 5.00%, 07/01/26	1,000	1,070,940
Series A, 5.00%, 07/01/27	790	865,169
Series A, 5.00%, 07/01/30 (PR 01/01/26)	1,000	1,059,904
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,100	1,251,901
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,020	2,274,556
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,525	1,595,204
Series A, 5.00%, 10/01/49 (Call 10/01/29)	7,915	8,567,760
Series B, 5.00%, 08/01/24 (Call 07/01/24)	1,080	1,107,355
Series C, 5.00%, 10/01/27	975	1,076,947
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	3,000	2,914,275
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	10,000	10,479,459
Mount Diablo Unified School District/CA GO, Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM)	400	428,976
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,093,153
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	1,999,301
Series A, 4.00%, 08/01/49 (Call 08/01/29)	8,750	8,388,945
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (PR 09/01/26)	250	260,026
Municipal Improvement Corp. of Los Angeles RB
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,453,177
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	542,401
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,143,414
Newport Mesa Unified School District GO
0.00%, 08/01/35(a)	2,000	1,266,892
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	393,828

18	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series 2005, 0.00%, 08/01/34(a)	$1,715	$1,148,229
Series 2005, 0.00%, 08/01/36(a)	2,625	1,569,727
Series 2005, 0.00%, 08/01/38(a)	500	269,393
Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	1,050	1,036,444
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,057,763
North Orange County Community College District/CA GO
4.00%, 08/01/43 (Call 08/01/32)	2,100	2,075,759
4.00%, 08/01/44 (Call 08/01/32)	2,625	2,580,150
Series B, 4.00%, 08/01/44 (Call 08/01/29)	6,500	6,361,759
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,214,281
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,110	1,153,386
5.00%, 02/15/30 (Call 02/15/29)	500	568,907
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,617,660
Orange County Sanitation District COP, 5.00%, 02/01/33 (Call 02/01/31)	1,000	1,170,584
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 03/21/23)	1,090	1,082,406
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,252,180
Series C, 5.00%, 08/15/25	175	183,846
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	5,000	5,239,729
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,551,432
Series C, 4.00%, 08/01/40 (PR 08/01/25)	250	256,202
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,023,646
Peninsula Corridor Joint Powers Board/CA RB, 5.00%, 06/01/47 (Call 06/01/31)	2,025	2,216,948
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	234,696
Series D, 0.00%, 08/01/42(a)	200	83,906
Series D, 0.00%, 08/01/46(a)	1,300	430,172
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,010	2,155,903
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,121,915
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	986,480
Poway Unified School District GO
0.00%, 08/01/27(a)	2,500	2,179,668
0.00%, 08/01/33(a)	250	174,225
0.00%, 08/01/35(a)	500	313,275
0.00%, 08/01/36(a)	1,000	589,357
0.00%, 08/01/38(a)	755	397,800
0.00%, 08/01/46(a)	4,445	1,451,499
Series A, 0.00%, 08/01/31(a)	790	599,065
Series A, 0.00%, 08/01/32(a)	450	327,235
Series B, 0.00%, 08/01/34(a)	7,165	4,756,472
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	4,170	4,815,175
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	500	528,724
Riverside County Transportation Commission RB
5.00%, 06/01/25	420	439,104
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	435,490
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,450	1,457,749
Series A, 5.75%, 06/01/48 (PR 06/01/23)	1,000	1,006,562
Series B, 0.00%, 06/01/41(a)	2,500	1,028,503
Series B, 5.00%, 06/01/24	685	701,901

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 06/01/32 (Call 12/01/27)	$310	$341,990
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,077,515
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,520	1,631,185
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,068,925
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,465,483
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	1,154	1,133,665
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	4,025	3,878,379
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	1,100	1,049,023
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	6,020	5,544,581
Riverside County Transportation Commission Sales Tax Revenue RB
5.00%, 06/01/30 (Call 12/01/27)	2,500	2,764,818
Series B, 5.00%, 06/01/29 (Call 12/01/27)	1,500	1,664,304
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	973,360
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,040,896
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	744,464
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/33 (Call 12/01/31)	1,270	1,496,374
Series A, 5.00%, 12/01/27	750	829,160
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	2,746,355
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,012,272
Series A, 5.00%, 12/01/50 (Call 12/01/30)	875	940,193
Sacramento Municipal Utility District RB
5.00%, 08/15/26	265	284,122
5.00%, 08/15/27 (Call 08/15/23)	4,905	4,952,800
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,120,701
Series A, VRDN, 5.00%, 08/15/49 (Put 10/17/23)(b)	3,245	3,250,562
Series B, VRDN, 5.00%, 08/15/49 (Put 10/15/25)(b)	1,635	1,691,235
Series E, 5.00%, 08/15/23	450	454,039
Series E, 5.00%, 08/15/24	505	519,639
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,147,426
Series H, 4.00%, 08/15/45 (Call 08/15/30)	3,375	3,274,616
Series H, 5.00%, 08/15/50 (Call 08/15/30)	3,340	3,609,991
Series I, 5.00%, 08/15/27	1,000	1,096,004
Series K, 5.25%, 07/01/24 (AMBAC)	130	132,461
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/27)	500	527,490
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,520,319
5.00%, 11/15/26 (Call 11/15/25)	2,350	2,475,553
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,159,631
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	500	520,775
5.00%, 08/01/24	500	513,240
5.00%, 08/01/27 (Call 08/01/26)	500	538,426
5.00%, 08/01/28 (Call 08/01/26)	1,450	1,565,470
5.00%, 08/01/30 (PR 08/01/26)	650	698,061
5.00%, 08/01/31 (PR 08/01/26)	2,035	2,185,468
5.00%, 08/01/41 (PR 08/01/26)	2,000	2,147,880
Series 2002, 5.00%, 08/01/30 (PR 08/01/23)	250	251,996
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	4,995	5,034,889
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/46 (Call 07/01/31)	2,000	1,880,111
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,654,513

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/39 (Call 07/01/29)	$2,000	$2,131,063
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,037,780
Series A, 5.00%, 07/01/43 (PR 07/01/23)	255	256,621
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	419,402
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	416,665
Series A, 5.00%, 07/01/51 (Call 07/01/31)	2,000	2,101,212
Series A, 5.00%, 07/01/56 (Call 07/01/31)	2,000	2,097,210
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/48 (Call 04/01/30)	2,500	2,416,383
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,098,331
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,115	2,205,117
Series A, 5.00%, 04/01/48 (PR 04/01/24)	2,710	2,764,720
Series B, 5.00%, 04/01/48 (Call 04/01/31)	4,380	4,743,516
San Diego County Water Authority RB
Series A, 5.00%, 05/01/47 (Call 05/01/32)	2,000	2,202,474
Series A, 5.00%, 05/01/52 (Call 05/01/32)	1,570	1,714,057
Series B, 4.00%, 05/01/38 (Call 05/01/31)	2,500	2,569,991
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,725	5,272,152
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/24	570	583,610
5.00%, 05/15/25	1,000	1,043,817
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	537,488
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	537,354
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,036,416
Series B, 5.00%, 08/01/23	165	166,331
Series B, 5.00%, 08/01/24	1,000	1,027,740
Series B, 5.00%, 08/01/25	255	267,287
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,612,228
San Diego Unified School District/CA GO
3.00%, 07/01/37 (Call 07/01/30)	2,400	2,105,111
4.00%, 07/01/51 (Call 07/01/31)	2,300	2,186,337
5.00%, 07/01/31 (PR 07/01/23)	8,985	9,042,117
6.00%, 07/01/33 (PR 07/01/24)	3,000	3,117,256
Series C, 0.00%, 07/01/30(a)	840	663,127
Series C, 0.00%, 07/01/35(a)	300	187,300
Series C, 0.00%, 07/01/36(a)	1,240	728,749
Series C, 0.00%, 07/01/38(a)	1,930	1,010,567
Series C, 0.00%, 07/01/39(a)	1,100	544,394
Series C, 0.00%, 07/01/42(a)	215	90,247
Series C, 0.00%, 07/01/45(a)	2,780	995,214
Series C, 0.00%, 07/01/46(a)	500	169,652
Series C, 0.00%, 07/01/47(a)	1,100	354,402
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	672,302
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	945,364
Series C, 5.00%, 07/01/35 (PR 07/01/23)	2,450	2,465,574
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	874,889
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	500	476,933
Series E, 0.00%, 07/01/32(a)	3,440	2,506,382
Series E, 0.00%, 07/01/42(a)	1,340	963,535
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,025	2,181,316
Series E, 0.00%, 07/01/49(a)	4,000	1,163,689
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,365	2,452,467
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	438,444
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	1,922,623
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,061,510
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,015	1,976,496
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	957,227
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	4,000	2,943,731
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	2,281,823
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	6,195	5,964,299

Security	Par (000)	Value

California (continued)
Series R-1, 0.00%, 07/01/31(a)	$1,820	$1,382,125
Series R-2, 0.00%, 07/01/40(a)	800	716,682
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)(a)	450	399,471
Series R-3, 5.00%, 07/01/23	375	377,533
Series R-4, 5.00%, 07/01/24	325	333,883
Series R-4, 5.00%, 07/01/27 (Call 07/01/25)	350	368,795
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	190,185
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	955	1,030,360
Series SR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	517,899
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	220	227,057
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	250	250,977
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	200,107
San Francisco Bay Area Rapid Transit District GO 3.00%, 08/01/38 (Call 08/01/29)	1,625	1,427,311
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	994,770
Series A, 5.00%, 08/01/47 (Call 08/01/27)	1,015	1,077,275
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	2,821,141
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	1,000	985,715
Series C, 5.00%, 08/01/37 (PR 08/01/23)	1,925	1,940,372
Series C-1, 3.00%, 08/01/36 (Call 08/01/29)	4,025	3,669,394
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	2,600	1,967,881
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,047,109
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,310,546
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	966,177
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,019,493
Series A, 4.00%, 07/01/38 (Call 07/01/27)	2,000	2,027,678
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/52 (Call 05/01/32)	1,500	1,605,260
Series A, 5.00%, 05/01/26	1,000	1,064,836
Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	3,961,580
Series B, 5.00%, 05/01/32 (Call 05/01/31)	350	407,254
Series B, 5.00%, 05/01/34 (Call 05/01/31)	2,200	2,536,551
Series B, 5.00%, 05/01/43 (Call 05/01/24)	250	250,740
Series B, 5.00%, 05/01/44 (Call 05/01/24)	4,625	4,681,536
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,557,081
Series B, 5.00%, 05/01/49 (Call 05/01/29)	3,000	3,157,000
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	1,905,823
Series D, 5.00%, 05/01/24	1,025	1,046,875
Series D, 5.00%, 05/01/25	250	260,467
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,090,739
Series F, 5.00%, 05/01/50 (Call 05/01/29)	745	783,369
San Francisco City & County Public Utilities Commission Power Revenue RB, 4.00%, 11/01/51 (Call 05/01/31)	2,090	2,021,264
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/25	2,280	2,398,080
5.00%, 10/01/27 (Call 10/01/25)	530	560,376
5.00%, 10/01/31 (Call 04/01/28)	1,400	1,562,559
5.00%, 10/01/45 (Call 10/01/31)	3,485	3,813,295
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	989,302
Series A, 4.00%, 10/01/47 (Call 10/01/31)	2,000	1,956,464
Series B, 4.00%, 10/01/35 (Call 10/01/23)	1,695	1,695,700
Series B, 4.00%, 10/01/39 (Call 10/01/23)	950	950,001
Series B, 4.00%, 10/01/42 (Call 10/01/23)	2,175	2,157,048
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,070,019
Series C, VRDN, 2.13%, 10/01/48 (Put 10/01/23)(b)	2,070	2,053,356

20	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Francisco County Transportation Authority RB
4.00%, 02/01/25	$2,020	$2,059,526
4.00%, 02/01/26	1,465	1,513,409
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46 (Call 03/01/27)	740	708,340
Series C, 4.00%, 03/01/51 (Call 03/01/31)	2,400	2,254,288
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	500	492,606
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	2,000	2,054,920
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/26 (ETM)(a)	280	257,345
0.00%, 01/01/28 (ETM)(a)	750	653,165
4.00%, 01/15/34 (Call 01/15/32)	1,065	1,095,786
5.00%, 01/15/31	1,500	1,654,827
5.00%, 01/15/33 (Call 01/15/32)	1,585	1,762,305
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	357,866
Series A, 5.00%, 01/15/34 (PR 01/15/25)	750	779,013
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,309,474
Series A, 5.00%, 01/15/50 (PR 01/15/25)	3,750	3,895,066
San Jose Evergreen Community College District GO
3.00%, 09/01/40 (Call 09/01/28)	1,250	1,055,017
Series C, 4.00%, 09/01/40 (PR 09/01/24)	2,500	2,536,643
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	1,010	1,014,783
San Jose Unified School District GO
0.00%, 08/01/29 (NPFGC)(a)	1,060	866,552
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,150	2,484,377
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	305,533
San Juan Unified School District GO
4.00%, 08/01/46 (Call 08/01/30)	1,095	1,074,541
Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,215,170
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	554,510
Series B, 0.00%, 08/01/38(a)	565	305,335
Series B, 0.00%, 08/01/47(a)	500	168,657
Series B, 0.00%, 08/01/51(a)	1,500	416,981
Series C, 5.00%, 08/01/40 (PR 02/15/24)	480	488,771
San Mateo County Community College District GO
0.00%, 09/01/30 (NPFGC)(a)	4,500	3,574,805
Series A, 5.00%, 09/01/45 (PR 09/01/25)	775	813,659
Series B, 0.00%, 09/01/26 (NPFGC)(a)	550	495,563
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,020	1,484,803
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	876,314
Series B, 5.00%, 09/01/45 (Call 09/01/28)	3,100	3,351,995
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	417,419
Series B, 5.00%, 08/01/25	3,240	3,399,208
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	2,235	2,159,493
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	457,618
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	1,915	1,787,267
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,204,356
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	256,575
Santa Barbara Unified School District, 4.00%, 08/01/44 (Call 08/01/28)	2,945	2,932,044
Santa Barbara Unified School District GO, Series A, 4.00%, 08/01/41 (Call 08/01/27)	2,000	2,010,626

Security	Par (000)	Value

California (continued)
Santa Clara Unified School District GO 3.00%, 07/01/36 (Call 07/01/26)	$3,370	$3,047,637
Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	5,500	5,298,309
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	2,950,213
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,465,473
Santa Clara Valley Water District Safe Clean Water Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	1,800	1,943,191
Santa Clara Valley Water District Safe Clean Water Revenue RB, 5.00%, 08/01/47 (Call 08/01/32)	1,000	1,106,925
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,660	1,228,332
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	572,575
Series A, 4.00%, 08/01/47 (Call 08/01/28)	1,985	1,934,333
Series A, 5.00%, 08/01/43 (Call 08/01/28)	4,590	4,939,954
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,000	1,013,723
Santa Monica-Malibu Unified School District GO 3.00%, 08/01/49 (Call 08/01/27)	1,500	1,145,847
4.00%, 08/01/41 (Call 08/01/29)	2,000	1,995,490
Series B, 4.00%, 08/01/50 (Call 08/01/29)	1,000	955,579
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,200	1,209,583
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,135	2,132,262
Sonoma County Junior College District GO, Series B, 3.00%, 08/01/41 (Call 08/01/29)	1,500	1,236,183
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,010,181
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,063,217
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,014,125
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,070	1,111,583
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	971,425
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,039,879
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	1,904,466
Series C, 0.00%, 08/01/41(a)	650	295,762
Series C, 0.00%, 08/01/46(a)	1,000	336,795
Series D, 5.00%, 08/01/44 (PR 08/01/25)	500	523,973
State of California, 5.00%, 09/01/24	3,000	3,084,468
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	2,000	2,151,090
4.00%, 12/01/35 (Call 06/01/31)	3,000	3,187,936
5.00%, 12/01/24	475	491,800
5.00%, 12/01/31 (Call 06/01/31)	2,555	3,013,354
5.00%, 12/01/35 (PR 06/01/29)	580	658,495
Series AS, 5.00%, 12/01/23	250	253,699
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,315	2,394,872
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,040	4,178,688
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,031,154
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,040	1,128,680
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,050	1,132,995
Series BA, 5.00%, 12/01/24	140	144,951
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,540	2,892,755
Series BB, 5.00%, 12/01/25	215	227,497
Series BB, 5.00%, 12/01/26	1,775	1,921,224
Series BB, 5.00%, 12/01/28	2,010	2,275,524
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,010	2,342,125

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	$925	$640,983
2.38%, 10/01/51 (Call 04/01/31)	2,000	1,236,327
3.00%, 10/01/32 (Call 04/01/23)	820	803,591
3.00%, 10/01/34 (Call 10/01/29)	1,865	1,762,611
3.00%, 11/01/34 (Call 11/01/30)	1,575	1,485,515
3.00%, 10/01/35 (Call 10/01/29)	1,850	1,697,263
3.00%, 10/01/36 (Call 10/01/29)	8,000	7,214,019
3.00%, 10/01/37 (Call 10/01/29)	1,375	1,214,453
3.00%, 03/01/46 (Call 03/01/30)	1,000	786,446
3.00%, 03/01/50 (Call 03/01/30)	505	383,230
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,134,767
3.00%, 04/01/52 (Call 04/01/32)	2,000	1,506,868
4.00%, 04/01/24	1,155	1,165,899
4.00%, 03/01/25	475	484,038
4.00%, 11/01/25	240	245,810
4.00%, 03/01/27	5,000	5,210,066
4.00%, 10/01/27	1,740	1,827,101
4.00%, 09/01/28 (Call 09/01/26)	1,450	1,503,567
4.00%, 09/01/33 (Call 09/01/26)	3,560	3,678,323
4.00%, 10/01/33 (Call 04/01/31)	2,750	2,954,236
4.00%, 09/01/34 (Call 09/01/26)	865	888,556
4.00%, 10/01/34 (Call 04/01/31)	1,535	1,623,982
4.00%, 11/01/34 (Call 11/01/27)	1,800	1,863,312
4.00%, 10/01/35 (Call 04/01/31)	1,735	1,808,188
4.00%, 03/01/36 (Call 03/01/30)	3,150	3,232,453
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,024,813
4.00%, 10/01/36 (Call 10/01/29)	2,215	2,262,545
4.00%, 10/01/36 (Call 04/01/31)	2,010	2,061,061
4.00%, 03/01/37 (Call 03/01/30)	1,000	1,016,260
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,531,584
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,018,514
4.00%, 11/01/38 (Call 11/01/30)	3,810	3,850,914
4.00%, 10/01/39 (Call 10/01/29)	1,500	1,508,819
4.00%, 11/01/40 (Call 11/01/30)	1,150	1,152,955
4.00%, 10/01/41 (Call 04/01/31)	8,400	8,392,883
4.00%, 04/01/42 (Call 04/01/32)	1,680	1,677,079
4.00%, 11/01/44 (Call 11/01/24)	975	966,896
4.00%, 03/01/45 (Call 03/01/25)	500	491,371
4.00%, 08/01/45 (Call 08/01/25)	250	245,828
4.00%, 03/01/46 (Call 03/01/30)	1,960	1,912,548
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,457,818
4.00%, 11/01/50 (Call 11/01/25)	2,425	2,337,081
4.25%, 09/01/52 (Call 09/01/32)	1,310	1,309,801
5.00%, 08/01/23	955	962,350
5.00%, 09/01/23	5,000	5,046,410
5.00%, 11/01/23	1,500	1,518,465
5.00%, 03/01/24	150	152,760
5.00%, 08/01/24	750	769,860
5.00%, 09/01/24	1,030	1,059,001
5.00%, 11/01/24	1,910	1,970,060
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,307,648
5.00%, 02/01/25 (Call 03/31/23)	5	5,008
5.00%, 03/01/25	250	259,568
5.00%, 04/01/25	700	726,317
5.00%, 08/01/25	4,640	4,847,017
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,486,291
5.00%, 10/01/25	2,100	2,201,283
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,146,197
5.00%, 11/01/25 (Call 11/01/23)	300	304,229

Security	Par (000)	Value

California (continued)
5.00%, 12/01/25	$2,125	$2,235,265
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,015,990
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,298,411
5.00%, 08/01/26	6,460	6,896,301
5.00%, 08/01/26 (Call 08/01/25)	1,780	1,864,513
5.00%, 10/01/26	980	1,049,826
5.00%, 10/01/26 (Call 04/01/26)	3,160	3,355,075
5.00%, 10/01/26 (PR 04/01/26)	15	15,931
5.00%, 11/01/26	2,500	2,682,765
5.00%, 02/01/27 (AMBAC)	200	216,143
5.00%, 03/01/27 (Call 03/01/25)	1,400	1,456,952
5.00%, 04/01/27	680	737,527
5.00%, 08/01/27	1,685	1,840,743
5.00%, 08/01/27 (Call 08/01/25)	525	551,128
5.00%, 08/01/27 (Call 08/01/26)	500	534,878
5.00%, 09/01/27	360	393,996
5.00%, 09/01/27 (Call 09/01/26)	3,640	3,900,862
5.00%, 10/01/27 (Call 04/01/23)	475	475,844
5.00%, 11/01/27	9,570	10,511,520
5.00%, 11/01/27 (Call 11/01/23)	700	710,331
5.00%, 12/01/27	2,585	2,844,492
5.00%, 08/01/28 (Call 08/01/26)	2,335	2,498,030
5.00%, 08/01/28 (Call 08/01/27)	2,405	2,635,877
5.00%, 09/01/28 (Call 09/01/26)	1,050	1,125,246
5.00%, 10/01/28	7,765	8,693,901
5.00%, 11/01/28	3,135	3,516,170
5.00%, 04/01/29	4,375	4,946,649
5.00%, 08/01/29 (Call 08/01/26)	1,905	2,030,716
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,097,136
5.00%, 09/01/29 (Call 09/01/26)	3,145	3,357,583
5.00%, 10/01/29	10,355	11,815,303
5.00%, 10/01/29 (Call 04/01/23)	6,550	6,560,079
5.00%, 10/01/29 (Call 04/01/26)	760	805,536
5.00%, 11/01/29	1,500	1,714,098
5.00%, 11/01/29 (Call 11/01/27)	4,980	5,490,354
5.00%, 12/01/29	1,390	1,590,782
5.00%, 03/01/30	170	195,438
5.00%, 04/01/30	2,175	2,504,015
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,129,174
5.00%, 08/01/30 (Call 08/01/27)	620	680,545
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,118,256
5.00%, 10/01/30	3,000	3,483,475
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,024,488
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,161,637
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,131,638
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,147,980
5.00%, 04/01/31	2,250	2,628,882
5.00%, 09/01/31 (Call 09/01/26)	2,005	2,141,531
5.00%, 10/01/31 (Call 10/01/24)	2,825	2,899,908
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,103,820
5.00%, 11/01/31 (Call 11/01/27)	3,000	3,303,128
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,121,129
5.00%, 11/01/31 (Call 11/01/30)	4,000	4,638,933
5.00%, 03/01/32 (Call 03/01/30)	2,500	2,865,046
5.00%, 04/01/32	6,680	7,911,292
5.00%, 04/01/32 (Call 04/01/29)	1,225	1,379,983
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,039,458
5.00%, 09/01/32	1,895	2,257,252
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,200,452
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,026,050

22	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/32 (Call 10/01/29)	$1,000	$1,135,509
5.00%, 10/01/32 (Call 10/01/31)	1,745	2,049,730
5.00%, 11/01/32 (Call 11/01/30)	2,550	2,952,188
5.00%, 12/01/32 (Call 06/01/26)	775	823,123
5.00%, 03/01/33 (Call 03/01/30)	1,000	1,144,212
5.00%, 04/01/33	1,750	2,098,388
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,231,844
5.00%, 04/01/33 (Call 04/01/29)	840	945,267
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,069,388
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,648,642
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,599,774
5.00%, 09/01/33 (Call 09/01/32)	1,460	1,732,537
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,419,736
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,265,987
5.00%, 03/01/34 (Call 03/01/30)	3,600	4,094,273
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,191,540
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,109,983
5.00%, 12/01/34 (Call 12/01/30)	1,750	2,001,924
5.00%, 04/01/35 (Call 04/01/29)	1,000	1,113,207
5.00%, 04/01/35 (Call 04/01/32)	1,365	1,581,505
5.00%, 08/01/35 (Call 08/01/25)	1,565	1,636,136
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,038,426
5.00%, 09/01/35 (Call 09/01/26)	3,985	4,234,893
5.00%, 10/01/35 (Call 04/01/26)	4,755	5,017,406
5.00%, 10/01/35 (PR 04/01/26)	245	260,203
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,085,460
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,064,636
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,122,359
5.00%, 11/01/36 (Call 11/01/27)	3,290	3,561,456
5.00%, 11/01/36 (Call 11/01/28)	2,510	2,748,240
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,307,638
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,171,130
5.00%, 11/01/37 (Call 11/01/32)	7,500	8,567,017
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,377,649
5.00%, 09/01/39 (Call 09/01/32)	4,770	5,395,885
5.00%, 10/01/39 (Call 10/01/24)	1,250	1,277,134
5.00%, 11/01/39 (Call 11/01/28)	3,505	3,796,486
5.00%, 11/01/42 (Call 11/01/32)	2,500	2,796,647
5.00%, 04/01/43 (Call 04/01/23)	1,010	1,011,015
5.00%, 11/01/43 (Call 11/01/23)	4,725	4,765,433
5.00%, 10/01/44 (Call 10/01/24)	2,330	2,371,592
5.00%, 04/01/45 (Call 04/01/29)	3,145	3,371,412
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,517,145
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,563,723
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,043,487
5.00%, 12/01/46 (Call 12/01/30)	2,000	2,171,696
5.00%, 04/01/47 (Call 04/01/32)	1,890	2,067,693
5.00%, 10/01/47 (Call 04/01/26)	3,850	3,995,774
5.00%, 11/01/47 (Call 11/01/27)	800	849,157
5.00%, 10/01/49 (Call 10/01/29)	2,000	2,144,339
5.25%, 08/01/31 (Call 08/01/25)	1,680	1,777,994
5.25%, 08/01/32 (AGM)	1,825	2,172,280
Series B, 5.00%, 08/01/24	815	836,581
Series B, 5.00%, 09/01/24	2,945	3,027,919
Series B, 5.00%, 09/01/25	1,880	1,967,307
Series B, 5.00%, 08/01/26	2,280	2,433,989
Series C, 5.00%, 09/01/26 (Call 09/01/25)	3,500	3,672,507
Series C, 5.00%, 08/01/27 (Call 08/01/26)	760	813,015
Series C, 5.00%, 08/01/32 (Call 02/01/25)	255	264,977
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	498,461

Security	Par (000)	Value

California (continued)
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	$500	$496,058
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	1,000	831,828
University of California RB
4.00%, 05/15/33 (Call 05/15/27)	4,000	4,166,581
4.00%, 05/15/34 (Call 05/15/25)	4,900	4,999,583
4.00%, 05/15/39 (Call 05/15/31)	2,500	2,523,549
5.00%, 05/15/29	4,000	4,537,632
5.00%, 05/15/30	3,000	3,456,790
5.00%, 05/15/34 (Call 05/15/26)	975	1,043,396
5.00%, 05/15/35 (Call 05/15/27)	2,500	2,707,198
5.00%, 05/15/40 (Call 05/15/32)	1,900	2,123,224
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,509,693
Series AF, 5.00%, 05/15/39 (Call 05/15/24)	1,000	1,003,877
Series AI, 5.00%, 05/15/32 (Call 11/15/23)	1,000	1,003,672
Series AI, 5.00%, 05/15/38 (Call 05/15/24)	3,305	3,317,135
Series AK, VRDN, 5.00%, 05/15/48 (Call 05/15/23)(b)	4,465	4,481,395
Series AM, 4.00%, 05/15/34 (Call 05/15/24)	5,760	5,827,514
Series AM, 5.00%, 05/15/28 (Call 05/15/24)	120	123,023
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	495	502,938
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	5,205	5,325,300
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,113,743
Series AO, 5.00%, 05/15/23	1,020	1,024,059
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,155,611
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	418,978
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,130,791
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,034,377
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	970	1,018,561
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,184,883
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	3,300	3,481,508
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	1,500	1,579,259
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,141,323
Series AY, 5.00%, 05/15/25	1,300	1,356,113
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,093,200
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,299,751
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	4,991,236
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	817,968
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	5,630	6,005,129
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	264,910
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	532,962
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	1,500	1,600,125
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,026,458
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	665	661,774
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	2,500	2,400,880
Series BE, 5.00%, 05/15/33 (Call 05/15/30)	2,000	2,298,474
Series BE, 5.00%, 05/15/38 (Call 05/15/30)	1,500	1,662,157
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	950	913,803
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	2,020	1,920,984
Series I, 5.00%, 05/15/27 (Call 05/15/25)	640	669,289
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	366,299
Series I, 5.00%, 05/15/29 (Call 05/15/25)	205	214,354
Series I, 5.00%, 05/15/31 (Call 05/15/25)	5,280	5,511,114
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	563,072
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	2,868,630
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	532,496
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	238,633
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,088,890
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,165	1,227,217
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	262,390

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series O, 4.00%, 05/15/29 (Call 05/15/28)	$500	$530,797
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,052,309
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	537,828
Series Q, 4.00%, 05/15/36 (Call 05/15/31)	1,000	1,039,052
Series Q, 4.00%, 05/15/37 (Call 05/15/31)	2,360	2,424,854
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	4,000	4,357,764
Upper Santa Clara Valley Joint Powers Authority RB
Series A, 4.00%, 08/01/45 (Call 08/01/25)	1,100	1,056,703
Series A, 4.00%, 08/01/50 (Call 08/01/25)	3,000	2,819,345
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	246,433
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	990	672,522
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	811,047
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	246,262
Series C, 4.00%, 08/01/38 (PR 08/01/23)	500	501,954

		1,899,231,737

Total Long-Term Investments — 98.5% (Cost: $1,986,691,952)		1,899,231,737

Security	Par (000)	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds California Money Fund Portfolio, 2.34%(c)(d)	$3,418	$3,414,808

Total Short-Term Securities — 0.2% (Cost: $3,414,466)		3,414,808

Total Investments — 98.7% (Cost: $1,990,106,418)		1,902,646,545

Other Assets Less Liabilities — 1.3%		25,675,640

Net Assets — 100.0%		$1,928,322,185

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$5,938,909	$—	$(2,524,666	)(a)	$223	$342	$3,414,808	3,418	$122,249	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$1,899,231,737	$—	$1,899,231,737
Short-Term Securities
Money Market Funds	3,414,808	—	—	3,414,808

	$3,414,808	$1,899,231,737	$—	$1,902,646,545

24	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/27 (PR 09/01/24)	$1,710	$1,754,356
5.00%, 09/01/30 (PR 09/01/24)	2,525	2,590,496
Series 2007-2, Class A4, 5.00%, 09/01/28 (PR 09/01/24)	3,500	3,590,786
Series A, 4.00%, 06/01/37 (PR 09/01/27)	5,290	5,564,930
Series A, 5.00%, 09/01/35 (PR 09/01/26)	9,575	10,252,818
Series A, 5.00%, 09/01/36 (PR 09/01/26)	8,750	9,369,416
Series A, 5.00%, 06/01/37 (PR 09/01/27)	5,000	5,469,949
Series B, 5.00%, 09/01/23	3,105	3,133,821
Series B, 5.00%, 09/01/24	3,940	4,050,934
Series B, 5.00%, 09/01/26	2,640	2,826,887
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/24	3,525	3,577,696
Alabama Public School and College Authority RB
4.00%, 11/01/40 (Call 11/01/30)	4,000	3,942,302
Series A, 4.00%, 11/01/38 (Call 11/01/30)	1,605	1,611,186
Series A, 5.00%, 11/01/23	6,000	6,071,879
Series A, 5.00%, 11/01/24	10,000	10,306,227
Series A, 5.00%, 11/01/25	3,800	3,984,207
Series A, 5.00%, 11/01/26	13,655	14,623,779
Series A, 5.00%, 11/01/27	7,850	8,582,707
Series A, 5.00%, 11/01/32 (Call 11/01/30)	5,000	5,751,267
Series A, 5.00%, 11/01/33 (Call 11/01/30)	4,300	4,931,319
Series A, 5.00%, 11/01/34 (Call 11/01/30)	9,000	10,223,376
Series A, 5.00%, 11/01/35 (Call 11/01/30)	6,000	6,755,021
Series A, 5.00%, 11/01/39 (Call 11/01/30)	21,305	23,415,331
Series B, 5.00%, 01/01/26 (Call 07/01/24)	6,130	6,285,818
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	3,375	3,242,531
Series A, 5.00%, 06/01/48 (Call 06/01/28)	7,875	8,294,540
State of Alabama GO
5.00%, 11/01/42 (Call 11/01/32)	6,075	6,748,555
Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,025	1,095,466

		178,047,600

Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (PR 12/01/24)	2,000	2,023,954

Arizona — 1.1%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,110	1,136,239
5.00%, 07/01/25 (Call 07/01/24)	1,885	1,930,799
5.00%, 07/01/26 (Call 07/01/24)	5,000	5,119,510
5.00%, 07/01/27 (Call 07/01/24)	4,490	4,594,366
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,045,963
5.00%, 07/01/33 (Call 07/01/24)	2,900	2,963,218
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	750	756,962
Arizona State University RB
5.00%, 07/01/42 (Call 07/01/26)	2,900	2,986,243
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,543,194
Arizona Transportation Board RB
5.00%, 07/01/24	2,420	2,477,206
Series A, 5.00%, 07/01/24	6,045	6,187,896
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,000	1,028,386

Security	Par (000)	Value

Arizona (continued)
Series A, 5.00%, 10/01/26 (Call 10/01/24)	$7,890	$8,113,966
City of Chandler AZ GOL, 5.00%, 07/01/23	4,565	4,593,413
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	1,500	1,538,047
City of Phoenix AZ GO
4.00%, 07/01/25 (Call 07/01/24)	2,040	2,062,373
5.00%, 07/01/24	2,000	2,049,384
5.00%, 07/01/25	3,800	3,973,186
5.00%, 07/01/26	1,155	1,232,378
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/44 (Call 07/01/29)	4,800	4,541,793
5.00%, 07/01/38 (Call 07/01/26)	2,000	2,089,285
5.00%, 07/01/39 (Call 07/01/26)	2,215	2,309,637
5.00%, 07/01/44 (Call 07/01/29)	1,500	1,585,599
5.00%, 07/01/44 (Call 07/01/30)	5,000	5,423,556
5.00%, 07/01/49 (Call 07/01/29)	5,000	5,250,786
Series A, 4.00%, 07/01/40 (Call 07/01/31)	4,610	4,601,022
Series A, 4.00%, 07/01/41 (Call 07/01/31)	3,035	2,977,887
Series A, 4.00%, 07/01/42 (Call 07/01/31)	5,750	5,591,908
Series A, 5.00%, 07/01/37 (Call 07/01/25)	2,000	2,058,800
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,048,006
Series A, 5.00%, 07/01/44 (Call 07/01/30)	21,055	22,838,594
Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,032,488
Series A, 5.00%, 07/01/45 (Call 07/01/29)	2,000	2,087,142
Series B, 4.00%, 07/01/28 (Call 07/01/24)	16,100	16,304,873
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,539,808
Series B, 5.00%, 07/01/27 (Call 07/01/24)	4,025	4,132,350
Series D, 5.00%, 07/01/35 (Call 07/01/27)	4,200	4,435,465
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	6,275	6,429,115
County of Pima Sewer System Revenue, 5.00%, 07/01/23, (ETM)	2,290	2,302,505
Gilbert Water Resource Municipal Property Corp. RB
5.00%, 07/15/32	4,650	5,529,096
5.00%, 07/15/33 (Call 07/15/32)	3,000	3,569,043
Phoenix AZ, 4.00%, 07/01/24	1,055	1,067,211
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/24	1,150	1,167,856
5.00%, 01/01/27	1,900	2,045,345
5.00%, 01/01/28	1,645	1,804,859
5.00%, 01/01/31 (Call 01/01/28)	3,600	3,967,624
5.00%, 01/01/32	26,930	31,597,648
5.00%, 01/01/38 (Call 01/01/28)	1,555	1,668,443
5.00%, 01/01/39 (Call 01/01/28)	8,000	8,560,359
5.00%, 01/01/47 (Call 01/01/30)	10,500	11,279,069
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,021,122
Series A, 5.00%, 01/01/25	17,015	17,607,343
Series A, 5.00%, 01/01/26	8,430	8,899,638
Series A, 5.00%, 01/01/27	2,005	2,158,377
Series A, 5.00%, 01/01/28	4,500	4,937,304
Series A, 5.00%, 01/01/28 (Call 01/01/27)	2,650	2,857,712
Series A, 5.00%, 01/01/29	6,250	6,998,829
Series A, 5.00%, 01/01/31	15,000	17,352,895
Series A, 5.00%, 01/01/34 (Call 01/01/27)	10,000	10,719,909
Series A, 5.00%, 12/01/34 (Call 06/01/25)	2,500	2,596,553
Series A, 5.00%, 01/01/37 (Call 01/01/28)	1,955	2,109,190
Series A, 5.00%, 01/01/38 (Call 01/01/27)	5,100	5,374,483
Series A, 5.00%, 01/01/45 (Call 01/01/31)	19,750	21,469,792
Series A, 5.00%, 12/01/45 (Call 06/01/26)	6,000	6,202,707

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
State of Arizona COP, Series A, 5.00%, 10/01/28	$3,050	$3,414,862
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	1,500	1,564,917

		345,455,534

Arkansas — 0.0%
State of Arkansas GO, 5.00%, 04/01/26 (Call 10/01/24)	1,815	1,867,370

California — 20.6%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	3,000	3,156,871
Alameda Corridor Transportation Authority RB
0.00%, 10/01/47 (Call 10/01/37)(a)	1,500	740,246
0.00%, 10/01/48 (Call 10/01/37)(a)	1,335	654,940
0.00%, 10/01/49 (Call 10/01/37)(a)	1,335	651,624
0.00%, 10/01/50 (Call 10/01/37)(a)	1,430	695,838
0.00%, 10/01/51 (Call 10/01/37) (AGM)(a)	2,500	1,217,405
5.00%, 10/01/52 (Call 10/01/32) (AGM)	715	766,474
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,064,614
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	2,851,974
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,041,572
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,051,272
Alameda County Transportation Commission RB, 5.00%, 03/01/45 (Call 03/01/32)	6,955	7,744,178
Alameda Unified School District-Alameda County/CA GO, Series C, 3.00%, 08/01/42 (Call 08/01/27)	11,425	9,275,394
Allan Hancock Joint Community College District/CA GO
Series C, 0.00%, 08/01/44 (Call 08/01/38)(a)	7,500	4,919,060
Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	6,000	3,953,280
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	1,093,607
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	2,450,438
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	2,146,639
Antelope Valley Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	6,500	6,262,331
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	6,500	6,813,684
4.00%, 04/01/33 (Call 04/01/27)	1,800	1,873,224
4.00%, 04/01/37 (Call 04/01/27)	7,705	7,823,454
4.00%, 04/01/38 (Call 04/01/27)	22,620	22,687,159
4.00%, 04/01/42 (Call 04/01/27)	4,500	4,386,624
4.00%, 04/01/47 (Call 04/01/27)	26,445	25,180,360
5.00%, 04/01/28	1,600	1,775,860
5.13%, 04/01/48 (PR 04/01/23) (AGM-CR)	13,000	13,021,186
VRDN, 2.13%, 04/01/53 (Put 04/01/25)(b)	2,000	1,937,513
Series A, VRDN, 2.95%, 04/01/47 (Put 04/01/26)(b)	985	965,635
Series B, VRDN, 2.85%, 04/01/47 (Put 04/01/25)(b)	3,940	3,875,904
Series F-1, 4.00%, 04/01/56 (Call 04/01/27)	2,600	2,437,343
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	3,025	3,087,701
Series H, 5.00%, 04/01/44 (PR 04/01/29)	2,000	2,269,736
Series H, 5.00%, 04/01/49 (PR 04/01/29)	2,000	2,269,736
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,091,668
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,003,061
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	1,752,679
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	12,250	12,271,179
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	370,640
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	7,310	7,532,346
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	9,000	10,310,153
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/24)	4,500	4,506,703

Security	Par (000)	Value

California (continued)
Beverly Hills Unified School District CA GO, Series 2008, 0.00%, 08/01/33(a)	$1,000	$699,053
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	2,000	2,041,000
5.00%, 10/01/49 (PR 04/01/26)	500	532,700
5.00%, 04/01/51	5,000	5,782,247
5.25%, 04/01/40	14,000	16,679,044
Series T-1, 5.00%, 03/15/39	1,015	1,179,710
Series U-2, 5.00%, 10/01/32	5,000	6,046,923
Series U-3, 5.00%, 06/01/43	9,730	11,257,497
Series U-6, 5.00%, 05/01/45	4,400	5,079,453
Series U-7, 5.00%, 06/01/46	17,250	19,918,991
Series V-1, 5.00%, 05/01/49	15,000	17,334,193
California Infrastructure & Economic Development Bank RB
4.00%, 10/01/45 (Call 10/01/32)	10,000	9,914,834
4.00%, 10/01/46 (Call 10/01/32)	33,860	33,432,125
5.00%, 10/01/23	5,180	5,240,725
5.00%, 10/01/26	1,345	1,447,480
5.00%, 10/01/28	2,655	2,988,733
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,587,150
5.00%, 10/01/43 (Call 04/01/28)	3,620	3,878,695
5.00%, 08/01/44 (Call 08/01/29)	3,800	4,048,225
5.00%, 08/01/49 (Call 08/01/29)	4,375	4,637,572
Series A, 4.00%, 10/01/45 (PR 10/01/26)	1,500	1,567,131
Series A, 5.00%, 07/01/23 (ETM) (AGM)	2,845	2,863,841
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,218,192
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	554,548
Series A, 5.00%, 10/01/41 (PR 10/01/26)	1,010	1,089,461
Series A, 5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	6,143,289
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,105,266
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,110	2,218,564
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	4,490	1,128,372
California State Public Works Board RB
3.00%, 09/01/31 (Call 09/01/27)	3,050	3,019,959
4.00%, 04/01/31 (Call 10/01/26)	10,305	10,651,494
4.00%, 11/01/36 (Call 11/01/31)	1,000	1,018,748
4.00%, 11/01/41 (Call 11/01/31)	1,520	1,499,312
4.00%, 11/01/46 (Call 11/01/31)	3,600	3,476,132
5.00%, 05/01/25	3,500	3,643,552
5.00%, 08/01/26	3,000	3,212,707
5.00%, 08/01/30	1,785	2,068,104
5.00%, 11/01/33 (Call 11/01/31)	2,000	2,342,541
5.00%, 11/01/46 (Call 11/01/31)	2,000	2,181,246
Series A, 5.00%, 02/01/26	6,200	6,568,217
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,238,494
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	2,675,901
Series A, 5.00%, 02/01/29	3,000	3,382,654
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,540	1,580,628
Series A, 5.00%, 03/01/38 (Call 03/01/23)	5,120	5,126,196
Series A, 5.00%, 09/01/39 (Call 09/01/24)	17,245	17,613,657
Series B, 4.00%, 05/01/41 (Call 05/01/31)	3,670	3,621,281
Series B, 4.00%, 05/01/46 (Call 05/01/31)	10,865	10,499,673
Series B, 5.00%, 10/01/25	1,960	2,058,514
Series B, 5.00%, 10/01/29 (Call 10/01/27)	4,000	4,404,657
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	2,811,822
Series C, 5.00%, 11/01/32 (Call 11/01/29)	9,220	10,506,989
Series C, 5.00%, 11/01/33 (Call 11/01/26)	4,230	4,543,653

26	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 11/01/34 (Call 11/01/26)	$1,000	$1,070,632
Series F, 5.00%, 05/01/23	6,700	6,721,512
Series F, 5.00%, 05/01/25	6,595	6,865,493
Series F, 5.00%, 05/01/26 (Call 05/01/25)	3,215	3,351,266
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	4,470,352
Series H, 5.00%, 09/01/38 (PR 09/01/23)	18,755	18,935,575
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	6,898,769
Series I, 5.50%, 11/01/33 (Call 11/01/23)	3,000	3,042,728
California State University RB
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,039,362
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,021,082
Series A, 4.00%, 11/01/35 (Call 05/01/26)	17,870	18,168,198
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	3,653,736
Series A, 4.00%, 11/01/38 (Call 05/01/26)	13,215	13,236,609
Series A, 4.00%, 11/01/45 (Call 05/01/26)	8,300	8,042,925
Series A, 5.00%, 11/01/23	1,075	1,089,086
Series A, 5.00%, 11/01/24	4,015	4,149,188
Series A, 5.00%, 11/01/24 (PR 11/01/23)	2,445	2,476,229
Series A, 5.00%, 11/01/25 (PR 11/01/23)	1,425	1,443,201
Series A, 5.00%, 11/01/28 (PR 11/01/24)	6,000	6,195,585
Series A, 5.00%, 11/01/29 (PR 11/01/24)	4,535	4,682,830
Series A, 5.00%, 11/01/30 (Call 11/01/25)	3,000	3,169,008
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	537,466
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,646,124
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,000	2,150,063
Series A, 5.00%, 11/01/32 (PR 11/01/24)	14,560	15,034,620
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,573,327
Series A, 5.00%, 11/01/33 (PR 11/01/24)	2,500	2,581,494
Series A, 5.00%, 11/01/34 (PR 11/01/24)	2,950	3,046,163
Series A, 5.00%, 11/01/35 (Call 11/01/25)	3,000	3,146,957
Series A, 5.00%, 11/01/36 (Call 05/01/27)	1,960	2,103,079
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,299,251
Series A, 5.00%, 11/01/39 (PR 11/01/24)	900	929,338
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,051,966
Series A, 5.00%, 11/01/42 (Call 05/01/27)	8,450	8,940,490
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,558,479
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,227,064
Series A, 5.00%, 11/01/44 (Call 11/01/29)	2,000	2,160,717
Series A, 5.00%, 11/01/44 (PR 11/01/24)	700	722,818
Series A, 5.00%, 11/01/45 (Call 05/01/26)	8,100	8,438,872
Series A, 5.00%, 11/01/47 (Call 05/01/27)	18,900	19,885,843
Series A, 5.00%, 11/01/48 (Call 11/01/28)	10,875	11,615,439
Series A, 5.00%, 11/01/49 (Call 11/01/29)	2,150	2,304,235
Series B-3, VRDN, 4.00%, 11/01/51 (Put 11/01/23)(b)	5,440	5,441,399
Series C, 3.00%, 11/01/51 (Call 11/01/30)	4,000	2,975,753
Series C, 4.00%, 11/01/45 (Call 11/01/30)	3,940	3,817,967
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	505,056
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	1,000	1,038,899
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,686,291
Series A, 5.00%, 08/01/39 (Call 08/01/24)	6,065	6,195,154
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,070,159
4.00%, 08/01/34 (Call 08/01/26)	2,845	2,921,155
Series 2016, 5.00%, 08/01/29 (PR 08/01/23)	1,225	1,234,782
Series 2016, 5.00%, 08/01/31 (PR 08/01/23)	1,200	1,209,583
Series A, 4.00%, 08/01/42 (Call 08/01/27)	5,000	4,866,800

Security	Par (000)	Value

California (continued)
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	$2,300	$2,452,907
Chaffey Joint Union High School District GO
4.00%, 08/01/47 (Call 02/01/27)	10,000	9,611,262
Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	1,957,464
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	4,680	4,779,466
City & County of San Francisco CA GO
Series C, 4.00%, 06/15/35 (Call 06/15/24)	8,825	8,894,806
Series R, 5.00%, 06/15/28	5,500	6,154,322
Series R, 5.00%, 06/15/29	1,000	1,143,002
Series R, 5.00%, 06/15/30	1,250	1,455,869
Series R, 5.00%, 06/15/31	750	888,714
Series R, 5.00%, 06/15/32	500	602,041
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/49 (Call 05/15/29)	4,190	4,474,459
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,051,413
City of Los Angeles CA GO, Series B, 5.00%, 09/01/23	4,000	4,037,128
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,004,611
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,004,212
Series A, 5.00%, 06/01/43 (Call 06/01/23)	8,730	8,763,720
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,500	1,602,941
Series A, 5.00%, 06/01/47 (Call 06/01/32)	3,500	3,854,133
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,592,493
Series C, 5.00%, 06/01/29	11,405	12,976,672
Series C, 5.00%, 06/01/30	15,000	17,382,706
Series C, 5.00%, 06/01/32	8,000	9,568,718
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,000	1,029,303
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,500	1,588,589
Series A, 5.00%, 05/15/30 (Call 11/15/29)	4,015	4,606,131
Series A, 5.00%, 05/15/31 (Call 11/15/29)	1,500	1,720,929
Series A, 5.00%, 05/15/35 (Call 11/15/29)	1,500	1,688,577
Series A, 5.00%, 05/15/36 (Call 11/15/29)	1,500	1,670,312
Series A, 5.00%, 05/15/38 (Call 11/15/29)	2,000	2,198,998
Series A, 5.00%, 05/15/39 (Call 11/15/29)	1,450	1,588,513
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,000	1,091,041
Series B, 4.00%, 05/15/39 (Call 05/15/30)	5,000	5,011,028
Series B, 4.00%, 05/15/40 (Call 05/15/30)	3,900	3,868,492
Series B, 5.00%, 05/15/24	2,000	2,044,651
Series B, 5.00%, 05/15/25	2,000	2,085,457
Series B, 5.00%, 05/15/29	2,000	2,273,720
Series B, 5.00%, 05/15/32 (Call 05/15/30)	2,000	2,312,018
Series B, 5.00%, 05/15/42 (Call 05/15/27)	4,390	4,617,189
Series B, 5.00%, 05/15/45 (Call 05/15/31)	7,000	7,582,861
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,198,223
Series D, 5.00%, 05/15/44 (Call 05/15/30)	2,920	3,163,572
Series E, 5.00%, 05/15/44 (Call 11/15/28)	2,000	2,124,996
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/48 (Call 04/01/29)	6,895	7,383,844
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	1,753,089
City of Riverside CA Water Revenue RB
5.00%, 10/01/47 (Call 10/01/32)	6,890	7,579,116
5.00%, 10/01/52 (Call 10/01/32)	8,800	9,623,356
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	9,750	9,843,874

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25 (Call 05/01/25)	$3,610	$3,768,626
5.00%, 11/01/27	3,000	3,318,695
5.00%, 11/01/27 (Call 11/01/26)	4,500	4,880,247
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,256,668
5.00%, 11/01/32 (Call 05/01/25)	2,000	2,100,864
5.00%, 11/01/32 (Call 11/01/26)	4,250	4,610,821
5.00%, 11/01/34 (Call 11/01/26)	1,000	1,077,847
5.00%, 11/01/36 (Call 05/01/25)	1,255	1,309,951
Series A, 4.00%, 11/01/39 (Call 11/01/26)	8,995	9,016,162
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,166,424
Series A, 5.00%, 11/01/50 (Call 11/01/30)	14,345	15,463,173
Series B, 5.00%, 11/01/50 (Call 11/01/27)	3,500	3,689,028
Series C, 4.00%, 11/01/50 (Call 11/01/30)	4,000	3,880,408
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,195,569
Series REF, 5.00%, 11/01/31 (Call 05/01/25)	2,000	2,100,727
City of San Jose CA GO
Series A, 5.00%, 09/01/41 (Call 03/01/31)	1,500	1,652,775
Series A, 5.00%, 09/01/43 (Call 03/01/31)	3,880	4,247,878
Series A, 5.00%, 09/01/44 (Call 03/01/31)	4,015	4,379,091
Series A, 5.00%, 09/01/47 (Call 03/01/31)	7,505	8,133,244
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	13,000	13,932,014
Clovis Unified School District GO
4.00%, 08/01/40 (PR 08/01/25)	450	460,635
Series D, 4.00%, 08/01/40 (Call 08/01/25)	550	544,380
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,262,813
4.00%, 08/01/32 (Call 08/01/25)	4,705	4,828,072
5.00%, 08/01/29 (PR 08/15/25)	2,000	2,099,342
5.00%, 08/01/36 (PR 08/01/27)	7,795	8,549,473
Series A, 4.00%, 08/01/38 (PR 08/01/23)	2,000	2,008,147
Series A, 5.00%, 08/01/38 (PR 08/01/23)	7,080	7,137,711
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	5,669,092
Series B, 0.00%, 08/01/28 (AGM)(a)	7,075	6,008,748
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	1,984,220
Series F, 0.00%, 08/01/41 (Call 08/01/29)(a)	1,000	454,271
Series F, 0.00%, 08/01/42 (Call 08/01/29)(a)	1,000	431,654
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	12,655	12,756,059
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	29,830	29,884,598
Contra Costa Water District RB, Series W, 5.00%, 10/01/51 (Call 10/01/31)	3,200	3,517,973
County of Sacramento CA Airport System Revenue RB, Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	3,610,447
County of Santa Clara CA GO
Series B, 5.00%, 08/01/34 (Call 08/01/32)	4,000	4,719,397
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,063,665
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	8,000	8,008,167
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/36 (Call 06/01/32)	1,180	1,374,073
Series A, 4.00%, 06/01/34 (Call 06/01/25)	14,315	14,635,018
Series A, 5.00%, 06/01/27 (Call 06/01/25)	4,000	4,205,739
Series A, 5.00%, 06/01/35 (Call 06/01/32)	17,000	20,032,402
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,017,226
Series A, 5.00%, 06/01/36 (Call 06/01/32)	12,000	13,973,626
Series A, 5.00%, 06/01/37 (Call 06/01/32)	10,000	11,512,846
Series A, 5.00%, 06/01/42 (Call 06/01/27)	11,705	12,430,246

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 06/01/45 (Call 06/01/27)	$7,240	$7,659,561
Series A, 5.00%, 06/01/49 (Call 06/01/29)	4,750	5,118,377
Series B, 5.00%, 06/01/25	3,605	3,771,380
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,202,568
Series B, 5.00%, 06/01/34	3,035	3,713,823
Series B, 5.00%, 06/01/34 (Call 06/01/27)	2,800	3,066,963
Series B, 5.00%, 06/01/35 (Call 06/01/32)	2,950	3,476,211
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,282,649
Series B, 5.00%, 06/01/37 (Call 06/01/32)	4,400	5,065,652
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	7,125	7,260,583
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,587,920
El Camino Community College District Foundation (The) GO
0.00%, 08/01/29(a)	6,000	4,923,632
Series A, 4.00%, 08/01/41 (Call 08/01/26)	6,985	6,969,247
Series A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	1,942,850
Series C, 0.00%, 08/01/32(a)	200	146,422
Series C, 0.00%, 08/01/34(a)	8,415	5,621,398
El Dorado Irrigation District COP, Series A, 4.00%, 03/01/45 (Call 03/01/30)	5,000	4,822,456
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	500	509,299
Elk Grove Unified School District GO
4.00%, 08/01/46 (Call 08/01/26)	2,640	2,567,466
Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	3,000	2,917,575
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	632,598
Series C, 0.00%, 08/01/51(a)	2,850	753,638
Foothill-De Anza Community College District GO
0.00%, 08/01/33 (AMBAC)(a)	3,805	2,690,026
4.00%, 08/01/40 (Call 08/01/26)	4,000	4,003,007
Series A, 0.00%, 08/01/34(a)	2,500	1,694,586
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34 (AGM)(a)	4,500	2,980,368
0.00%, 01/15/35 (AGM)(a)	1,700	1,065,195
Series A, 0.00%, 01/01/25 (ETM)(a)	200	188,680
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,375,179
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	3,866,232
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	824,451
Series A, 0.00%, 01/15/36 (AGM)(a)	2,000	1,178,271
Series A, 0.00%, 01/15/37 (AGM)(a)	1,000	553,519
Series A, 4.00%, 01/15/46 (Call 01/15/31)	39,700	35,912,775
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	2,000	2,035,408
Series A, 6.00%, 01/15/49 (PR 01/15/24)	6,500	6,662,063
Series A, 6.00%, 01/15/53 (PR 01/15/24)	5,125	5,252,781
Series B-1, VRDN, 3.95%, 01/15/53 (Call 07/15/27)(b)	1,800	1,566,486
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	2,000	2,001,161
4.00%, 08/01/44 (Call 08/01/24)	15,000	14,827,899
5.00%, 08/01/40 (PR 08/01/24)	5,000	5,137,299
Series A, 3.00%, 08/01/40 (Call 08/01/29)	3,825	3,229,810
Series A, 4.00%, 08/01/46 (Call 08/01/27)	2,660	2,622,576
Series A, 5.00%, 08/01/44 (Call 08/01/27)	2,000	2,127,487
Gilroy Unified School District GO, 4.00%, 08/01/46 (Call 08/01/26)	5,000	4,783,392
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	1,650	1,692,844
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	8,627,923

28	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Hayward Unified School District GO, Series A, 5.00%, 08/01/44 (Call 08/01/28) (BAM)	$2,300	$2,455,797
Irvine Ranch Water District, 5.25%, 02/01/41 (Call 08/01/26)	10,360	10,987,216
Irvine Ranch Water District COP, 5.00%, 03/01/41 (Call 09/01/26)	6,000	6,322,689
Lodi Unified School District/CA GO, 3.00%, 08/01/43 (Call 08/01/27)	7,500	5,957,800
Long Beach Community College District GO
0.00%, 06/01/29 (AGM)(a)	5,420	4,470,231
4.00%, 08/01/41 (Call 08/01/26)	3,590	3,548,658
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,321,238
Series C, 4.00%, 08/01/49 (Call 08/01/28)	8,600	8,256,213
Long Beach Unified School District GO
3.00%, 08/01/37 (Call 08/01/29)	2,420	2,128,547
3.00%, 08/01/41 (Call 08/01/29)	4,650	3,789,385
3.00%, 08/01/47 (Call 08/01/29)	25,500	19,191,241
5.00%, 08/01/35 (Call 08/01/26)	3,000	3,211,181
Series A, 4.00%, 08/01/38 (Call 08/01/26)	10,300	10,318,725
Series B, 3.00%, 08/01/48 (Call 08/01/29)	5,000	3,733,878
Series B, 3.00%, 08/01/50 (Call 08/01/29)	6,000	4,404,613
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	382,209
Series F, 4.00%, 08/01/36 (Call 08/01/29)	4,195	4,268,988
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	8,815	8,976,774
5.00%, 08/01/25	10,060	10,568,751
5.00%, 08/01/26	10,000	10,739,403
5.00%, 08/01/36 (Call 08/01/32)	2,030	2,378,820
5.00%, 08/01/37 (Call 08/01/32)	1,005	1,170,100
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,408,550
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,000	1,014,278
Series A, 4.00%, 08/01/33 (PR 08/01/24)	2,960	3,002,262
Series A, 5.00%, 08/01/26 (PR 08/01/24)	14,000	14,392,286
Series A, 5.00%, 08/01/27 (PR 08/01/24)	3,400	3,495,269
Series A, 5.00%, 08/01/29 (PR 08/01/24)	10,505	10,799,354
Series A, 5.00%, 08/01/30 (PR 08/01/24)	9,435	9,699,372
Series A, 5.00%, 08/01/31 (PR 08/01/24)	8,500	8,738,173
Series C, 5.00%, 06/01/26	1,000	1,069,937
Series J, 4.00%, 08/01/37 (Call 08/01/27)	2,500	2,549,108
Series J, 4.00%, 08/01/41 (Call 08/01/27)	5,000	5,002,420
Series K, 3.00%, 08/01/39 (Call 08/01/26)	2,145	1,842,004
Series K, 4.00%, 08/01/35 (Call 08/01/26)	1,750	1,796,505
Series K, 4.00%, 08/01/37 (Call 08/01/26)	14,250	14,511,517
Series K, 4.00%, 08/01/38 (Call 08/01/26)	27,685	28,107,753
Series K, 4.00%, 08/01/39 (Call 08/01/26)	7,500	7,575,247
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	2,305	2,212,700
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,069,704
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/35 (Call 06/01/30)	3,750	3,942,260
Series A, 4.00%, 06/01/36 (Call 06/01/31)	2,000	2,102,663
Series A, 4.00%, 06/01/37 (Call 06/01/31)	6,980	7,276,281
Series A, 4.00%, 06/01/38 (Call 06/01/31)	5,245	5,412,019
Series A, 4.00%, 06/01/39 (Call 06/01/31)	8,000	8,166,750
Series A, 5.00%, 06/01/24	11,170	11,440,059
Series A, 5.00%, 07/01/25	4,085	4,277,760
Series A, 5.00%, 06/01/26	1,500	1,603,459
Series A, 5.00%, 06/01/28	9,000	10,048,479
Series A, 5.00%, 06/01/30	3,750	4,353,743

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 06/01/31 (Call 06/01/26)	$2,055	$2,212,052
Series A, 5.00%, 06/01/31 (Call 06/01/30)	4,000	4,643,926
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,611,341
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	2,899,243
Series A, 5.00%, 06/01/32 (Call 06/01/31)	3,250	3,833,399
Series A, 5.00%, 06/01/33 (Call 06/01/27)	2,380	2,608,419
Series A, 5.00%, 06/01/33 (Call 06/01/30)	4,035	4,671,412
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,000	2,354,532
Series A, 5.00%, 06/01/34 (Call 06/01/26)	5,225	5,562,030
Series A, 5.00%, 06/01/35 (Call 06/01/30)	1,500	1,714,303
Series A, 5.00%, 06/01/36 (Call 06/01/26)	4,400	4,664,002
Series A, 5.00%, 06/01/36 (Call 06/01/30)	8,025	9,083,260
Series A, 5.00%, 06/01/37 (Call 06/01/30)	4,775	5,374,550
Series A, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,179,159
Series A, 5.00%, 07/01/39 (Call 07/01/27)	10,000	10,716,337
Series A, 5.00%, 07/01/39 (Call 07/01/28)	3,400	3,679,617
Series A, 5.00%, 07/01/39 (Call 07/01/31)	5,000	5,613,035
Series A, 5.00%, 07/01/40 (Call 07/01/27)	8,000	8,549,156
Series A, 5.00%, 07/01/40 (Call 07/01/31)	6,650	7,428,575
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	2,749,173
Series A, 5.00%, 07/01/44 (Call 07/01/28)	4,000	4,277,099
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/34 (Call 07/01/31)	4,000	4,678,090
5.00%, 07/01/42 (Call 07/01/27)	5,000	5,317,549
Series A, 5.00%, 07/01/41 (Call 07/01/31)	4,835	5,378,105
Los Angeles County Public Works Financing Authority RB
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	3,748,063
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	2,000	2,164,969
Series E-1, 5.00%, 12/01/49 (Call 12/01/29)	10,645	11,397,325
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 4.00%, 10/01/42 (Call 10/01/26)	13,500	13,169,236
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,615	1,678,453
Series A, 5.00%, 07/01/33 (Call 01/01/25)	1,000	1,038,357
Series A, 5.00%, 07/01/49 (Call 01/01/29)	14,500	15,369,210
Series A, 5.25%, 07/01/49 (Call 01/01/29)	2,500	2,688,989
Series B, 5.00%, 07/01/24	5,000	5,130,712
Series B, 5.00%, 07/01/31 (Call 01/01/29)	4,000	4,508,330
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	1,970,612
Series B-8, VRDN, 2.55%, 07/01/34 (Put 03/07/23)(b)	8,000	8,000,000
Series C, 5.00%, 07/01/27 (Call 07/01/24)	500	514,195
Series C, 5.00%, 07/01/42 (Call 07/01/27)	2,000	2,116,278
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,250	1,330,622
Series D, 5.00%, 07/01/33 (Call 07/01/24)	1,035	1,059,330
Series D, 5.00%, 07/01/43 (Call 07/01/28)	1,725	1,852,035
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,500	2,592,538
5.00%, 07/01/26 (Call 06/01/26)	3,500	3,742,331
5.00%, 07/01/28	4,975	5,546,024
5.00%, 07/01/37 (Call 07/01/31)	3,160	3,577,889
5.00%, 07/01/39 (Call 07/01/31)	6,910	7,725,194
5.00%, 07/01/40 (Call 01/01/32)	12,250	13,649,340
5.00%, 07/01/41 (Call 07/01/31)	1,000	1,102,425
5.00%, 07/01/42 (Call 01/01/32)	5,515	6,099,241
5.00%, 07/01/43 (Call 01/01/32)	7,155	7,887,478
5.00%, 07/01/45 (Call 07/01/31)	5,000	5,459,179
5.00%, 07/01/51 (Call 07/01/31)	19,615	21,149,365
VRDN, 1.60%, 07/01/51 (Put 03/01/23)(b)	5,000	5,000,000

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/25	$3,500	$3,657,099
Series A, 5.00%, 07/01/26	3,075	3,283,026
Series A, 5.00%, 07/01/27	2,500	2,727,177
Series A, 5.00%, 07/01/28	4,000	4,459,114
Series A-1, VRDN, 1.55%, 07/01/50 (Put 02/28/23)(b)	20,000	20,000,000
Series B, 5.00%, 07/01/35 (Call 07/01/32)	1,500	1,761,276
Series B, 5.00%, 07/01/40 (Call 07/01/30)	12,440	13,691,336
Series D, 5.00%, 07/01/44 (Call 07/01/29)	13,000	13,982,873
Series D, 5.00%, 07/01/49 (Call 07/01/29)	21,630	23,025,083
Los Angeles Department of Water & Power System Revenue RB, Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	7,883,716
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/41 (Call 07/01/32)	4,610	5,145,600
5.00%, 07/01/42 (Call 07/01/32)	4,030	4,490,860
5.00%, 07/01/47 (Call 01/01/32)	25,000	27,314,922
5.00%, 07/01/52 (Call 07/01/32)	10,995	11,956,116
Series A, 5.00%, 07/01/39 (Call 07/01/24)	1,420	1,444,454
Series A, 5.00%, 07/01/40 (Call 07/01/30)	5,000	5,516,579
Series A, 5.00%, 07/01/41 (Call 01/01/26)	2,000	2,096,196
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,111,191
Series A, 5.00%, 07/01/41 (Call 07/01/30)	1,500	1,646,616
Series A, 5.00%, 07/01/46 (Call 01/01/26)	12,275	12,795,532
Series A, 5.00%, 07/01/48 (Call 01/01/28)	9,745	10,354,632
Series A-1, VRDN, 1.60%, 07/01/49 (Put 03/01/23)(b)	18,800	18,800,000
Series B, 4.00%, 07/01/29	2,000	2,165,822
Series B, 4.00%, 07/01/30	2,000	2,181,297
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,815	1,841,449
Series B, 5.00%, 07/01/30 (Call 07/01/23)	4,445	4,470,748
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,513,570
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,206,434
Series B, 5.00%, 07/01/34 (Call 01/01/26)	5,015	5,335,255
Series B, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,181,209
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,500	2,689,149
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,589,669
Series B, 5.00%, 07/01/46 (Call 01/01/31)	4,500	4,883,563
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,500	2,671,118
Series B, 5.00%, 07/01/49 (Call 01/01/31)	3,900	4,208,291
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,250	2,546,861
Series C, 5.00%, 07/01/37 (Call 07/01/30)	3,050	3,418,792
Series C, 5.00%, 07/01/38 (Call 07/01/30)	1,000	1,112,559
Series C, 5.00%, 07/01/40 (Call 07/01/30)	5,250	5,792,408
Series C, 5.00%, 07/01/41 (Call 07/01/30)	2,000	2,195,487
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,079,924
Series A, 5.00%, 07/01/46 (Call 01/01/26)	7,050	7,341,222
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,508,490
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,162,211
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,134,510
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,143,991
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	1,795,364
Series C, 5.00%, 07/01/26 (Call 07/01/24)	1,405	1,445,260
Series C, 5.00%, 07/01/47 (Call 07/01/27)	15,115	15,889,276
Series D, 5.00%, 07/01/35 (Call 07/01/24)	2,985	3,047,331
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	9,579,706
Series E, 5.00%, 07/01/44 (Call 07/01/24)	7,515	7,614,118
Los Angeles Unified School District/CA GO
3.00%, 07/01/31 (Call 07/01/26)	15,375	15,194,253
3.00%, 07/01/32 (Call 07/01/26)	7,820	7,669,503

Security	Par (000)	Value

California (continued)
5.00%, 07/01/28	$2,500	$2,793,533
5.00%, 07/01/31	1,410	1,658,049
5.00%, 07/01/38 (Call 01/01/33)	2,500	2,845,080
5.25%, 07/01/47 (Call 01/01/33)	3,750	4,209,592
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,025,961
Series A, 4.00%, 07/01/40 (Call 07/01/25)	1,045	1,036,812
Series A, 5.00%, 07/01/23	2,910	2,929,272
Series A, 5.00%, 07/01/24	7,925	8,132,179
Series A, 5.00%, 07/01/25	6,795	7,092,193
Series A, 5.00%, 07/01/26	2,025	2,167,319
Series A, 5.00%, 07/01/27	2,875	3,143,629
Series A, 5.00%, 07/01/28	5,000	5,587,066
Series A, 5.00%, 07/01/29	5,000	5,694,800
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,204,068
Series A, 5.00%, 07/01/31 (Call 07/01/29)	3,000	3,411,322
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	5,510,701
Series B, 5.00%, 07/01/27 (Call 07/01/26)	5,970	6,408,589
Series B, 5.00%, 07/01/28 (Call 07/01/26)	1,150	1,237,679
Series B-1, 5.00%, 07/01/23	6,325	6,366,889
Series B-1, 5.00%, 07/01/26	5,350	5,726,004
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	3,250	3,593,813
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	4,419,083
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,171,771
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	10,835	11,685,629
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	7,900	8,527,758
Series C, 3.00%, 07/01/45 (Call 07/01/30)	10,000	7,639,660
Series C, 4.00%, 07/01/32 (Call 07/01/30)	5,000	5,439,913
Series C, 4.00%, 07/01/33 (Call 07/01/30)	4,750	5,110,200
Series C, 4.00%, 07/01/37 (Call 07/01/30)	12,990	13,221,927
Series C, 4.00%, 07/01/38 (Call 07/01/30)	5,500	5,552,791
Series C, 4.00%, 07/01/39 (Call 07/01/30)	10,000	10,036,123
Series C, 4.00%, 07/01/40 (Call 07/01/30)	1,000	995,862
Series C, 4.00%, 07/01/44 (Call 07/01/30)	4,500	4,382,862
Series C, 5.00%, 07/01/23	2,295	2,310,199
Series C, 5.00%, 07/01/24	3,275	3,360,617
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,106,301
Series C, 5.00%, 07/01/27 (Call 07/01/24)	200	205,625
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	767,729
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,593,389
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	1,830	1,862,673
Series RYQ, 4.00%, 07/01/38 (Call 07/01/30)	6,550	6,612,869
Series RYQ, 4.00%, 07/01/39 (Call 07/01/30)	1,030	1,033,721
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	35,685	34,756,094
Series RYRR, 4.00%, 07/01/36 (Call 01/01/32)	5,250	5,397,845
Series RYRR, 4.00%, 07/01/37 (Call 01/01/32)	5,000	5,104,786
Series RYRR, 4.00%, 07/01/38 (Call 01/01/32)	4,695	4,747,868
Series RYRR, 4.00%, 07/01/40 (Call 01/01/32)	3,250	3,236,550
Series RYRR, 4.00%, 07/01/41 (Call 01/01/32)	5,500	5,421,718
Series RYRR, 4.00%, 07/01/46 (Call 01/01/32)	3,500	3,364,647
Series RYRR, 5.00%, 07/01/28	1,500	1,676,120
Series RYRR, 5.00%, 07/01/31	500	587,961
Series RYRR, 5.00%, 07/01/32 (Call 01/01/32)	2,920	3,454,118
Series RYRR, 5.00%, 07/01/34 (Call 01/01/32)	1,500	1,760,090
Los Rios Community College District GO
Series E, 3.00%, 08/01/24	1,500	1,492,763
Series E, 3.00%, 08/01/25	2,000	2,000,288
Mendocino-Lake Community College District GO, Series B, 0.00%, 08/01/51 (AGM)(a)	750	183,806
Metropolitan Water District of Southern California RB 5.00%, 10/01/29	5,000	5,770,383

30	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/31	$2,425	$2,901,198
Series A, 5.00%, 07/01/24	5,000	5,126,095
Series A, 5.00%, 07/01/26	1,000	1,070,940
Series A, 5.00%, 07/01/28 (PR 07/01/25)	8,695	9,095,279
Series A, 5.00%, 07/01/34 (Call 01/01/29)	8,000	9,008,142
Series A, 5.00%, 10/01/45 (Call 10/01/29)	3,000	3,262,783
Series A, 5.00%, 10/01/46 (Call 04/01/31)	7,000	7,669,400
Series A, 5.00%, 10/01/51 (Call 04/01/31)	12,000	13,071,187
Series C, 5.00%, 10/01/27	1,000	1,104,562
Series C, 5.00%, 07/01/38 (Call 07/01/30)	10,730	12,049,311
Series C, 5.00%, 07/01/39 (Call 07/01/30)	2,500	2,789,486
Series C, 5.00%, 07/01/40 (Call 07/01/30)	12,000	13,289,042
Series E, 5.00%, 07/01/23	1,015	1,021,553
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	17,405	16,907,650
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	14,220	14,901,791
Morgan Hill Unified School District GO, Series B, 4.00%, 08/01/47 (Call 08/01/27)	7,500	7,208,446
Mount Diablo Unified School District/CA GO, Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM)	2,530	2,713,274
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,093,153
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	12,830	11,476,971
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,000	958,737
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	818,546
Series B, 4.00%, 11/01/36 (Call 11/01/26)	11,040	11,110,339
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,169,605
Series B, 5.00%, 11/01/38 (Call 11/01/30)	2,000	2,205,615
New Haven Unified School District GO, 3.00%, 08/01/49 (Call 08/01/28)	6,060	4,484,153
Newport Mesa Unified School District GO
0.00%, 08/01/35(a)	13,000	8,234,798
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	620,394
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	443,056
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	934,954
Series 2005, 0.00%, 08/01/34(a)	1,500	1,004,282
Series 2005, 0.00%, 08/01/36(a)	1,400	837,188
Series 2005, 0.00%, 08/01/38(a)	3,500	1,885,751
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,028,881
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	9,325	9,126,678
Ohlone Community College District GO, Series C, 4.00%, 08/01/41 (Call 08/01/26)	5,000	4,988,724
Orange County Local Transportation Authority RB
5.00%, 02/15/40 (Call 02/15/29)	19,805	21,426,877
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,617,660
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	19,760	20,707,411
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	1,825,214
Series C, 4.00%, 08/01/40 (PR 08/01/25)	1,000	1,024,808
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,063,486
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/42(a)	1,205	505,534
Series D, 0.00%, 08/01/46(a)	2,500	827,253
Pleasanton Unified School District GO, 4.00%, 08/01/42 (Call 08/01/27)	8,590	8,361,163

Security	Par (000)	Value

California (continued)
Port of Los Angeles RB, Series B, 5.00%, 08/01/44 (Call 08/01/24)	$2,430	$2,478,412
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	696,899
0.00%, 08/01/36(a)	13,250	7,808,978
0.00%, 08/01/41(a)	1,500	668,533
0.00%, 08/01/46(a)	9,615	3,139,745
0.00%, 08/01/51(a)	1,250	316,579
Series B, 0.00%, 08/01/34(a)	4,630	3,073,617
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	8,060	9,337,854
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	1,000	1,057,448
Riverside County Transportation Commission RB
4.00%, 06/01/38 (Call 06/01/31)	2,125	2,067,910
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,500	1,508,017
Series A, 5.75%, 06/01/48 (PR 06/01/23)	2,000	2,013,124
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,089,827
Series B, 5.00%, 06/01/37 (Call 12/01/27)	2,355	2,537,547
Series B, 5.00%, 06/01/39 (Call 12/01/27)	2,960	3,164,017
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,465,483
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	4,092	4,019,895
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	5,000	4,817,862
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	6,500	6,198,774
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	18,940	17,444,248
Riverside County Transportation Commission Sales Tax Revenue RB
5.00%, 06/01/34 (Call 12/01/27)	1,915	2,101,635
Series B, 5.00%, 06/01/29 (Call 12/01/27)	7,130	7,910,994
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,098,896
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	440	503,945
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/27	1,000	1,105,547
5.00%, 12/01/29	1,000	1,148,443
5.00%, 12/01/30	400	467,597
5.00%, 12/01/33 (Call 12/01/31)	4,000	4,712,988
Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,024,545
Series A, 5.00%, 12/01/45 (Call 12/01/30)	3,540	3,828,059
Series A, 5.00%, 12/01/50 (Call 12/01/30)	12,500	13,431,330
Sacramento Municipal Utility District RB
5.00%, 08/15/26	1,770	1,897,721
5.00%, 08/15/28	1,630	1,825,368
Series A, 5.00%, 08/15/41 (Call 08/15/23)	17,935	18,054,763
Series A, VRDN, 5.00%, 08/15/49 (Put 10/17/23)(b)	6,500	6,511,142
Series B, VRDN, 5.00%, 08/15/49 (Put 10/15/25)(b)	2,500	2,585,986
Series E, 5.00%, 08/15/24	1,590	1,636,091
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,500	1,643,102
Series G, 5.00%, 08/15/40 (Call 08/15/29)	2,000	2,182,119
Series H, 4.00%, 08/15/40 (Call 08/15/30)	2,500	2,488,508
Series H, 4.00%, 08/15/45 (Call 08/15/30)	4,575	4,438,924
Series H, 5.00%, 08/15/50 (Call 08/15/30)	43,000	46,475,935
San Diego Association of Governments RB, 5.00%, 11/15/25 (Call 11/15/24)	6,025	6,217,147
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	10,000	10,532,102

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Community College District GO
0.00%, 08/01/35(a)	$4,000	$2,527,616
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,079,634
5.00%, 08/01/30 (PR 08/01/26)	10,560	11,340,807
5.00%, 08/01/31 (PR 08/01/26)	8,000	8,591,521
Series 2002, 5.00%, 08/01/30 (PR 08/01/23)	1,250	1,259,982
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	4,505	4,540,976
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/29)	2,120	2,067,506
Series A, 5.00%, 07/01/34 (Call 07/01/29)	4,850	5,386,902
Series A, 5.00%, 07/01/36 (Call 07/01/29)	1,450	1,579,153
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,250	1,257,946
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,600	1,677,608
Series A, 5.00%, 07/01/46 (Call 07/01/31)	5,000	5,284,280
Series A, 5.00%, 07/01/49 (Call 07/01/29)	600	624,997
Series A, 5.00%, 07/01/56 (Call 07/01/31)	5,000	5,243,025
San Diego County Regional Transportation Commission RB
5.00%, 04/01/45 (Call 04/01/31)	4,300	4,675,409
Series A, 5.00%, 04/01/41 (Call 04/01/26)	10,230	10,732,961
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,366,721
Series B, 5.00%, 04/01/48 (Call 04/01/31)	8,140	8,815,576
Series C, VRDN, 2.30%, 04/01/38 (Put 03/07/23)(b)	10,000	10,000,000
San Diego County Water Authority RB
Series A, 5.00%, 05/01/30	3,000	3,497,056
Series A, 5.00%, 05/01/47 (Call 05/01/32)	3,300	3,634,081
Series A, 5.00%, 05/01/52 (Call 05/01/32)	8,250	9,006,989
Series B, 4.00%, 05/01/33 (Call 05/01/31)	3,500	3,801,148
Series B, 4.00%, 05/01/35 (Call 05/01/31)	3,000	3,205,735
Series B, 4.00%, 05/01/37 (Call 05/01/31)	3,500	3,635,921
Series B, 4.00%, 05/01/38 (Call 05/01/31)	14,715	15,126,964
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,100	4,574,777
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/25	2,525	2,635,638
Series A, 4.00%, 08/01/36 (Call 08/01/30)	1,350	1,403,197
Series A, 4.00%, 08/01/37 (Call 08/01/30)	2,250	2,326,551
Series A, 4.00%, 08/01/45 (Call 08/01/30)	500	481,718
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	2,687,438
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,612,063
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	1,875,913
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	2,693,988
San Diego Unified School District GO, Series F, 4.00%, 07/01/45 (Call 07/01/25)	9,000	8,675,134
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	7,570	5,976,034
4.25%, 07/01/52 (Call 07/01/32)	5,000	4,943,290
5.00%, 07/01/24	8,570	8,804,230
5.25%, 07/01/28 (AGM)	845	954,209
5.25%, 07/01/28 (ETM) (AGM)	155	174,294
Series C, 0.00%, 07/01/30(a)	1,550	1,223,627
Series C, 0.00%, 07/01/35(a)	2,380	1,485,911
Series C, 0.00%, 07/01/36(a)	1,500	881,551
Series C, 0.00%, 07/01/37(a)	700	387,763
Series C, 0.00%, 07/01/38(a)	3,000	1,570,830
Series C, 0.00%, 07/01/43(a)	4,140	1,649,203
Series C, 0.00%, 07/01/44(a)	2,165	817,881
Series C, 0.00%, 07/01/45(a)	4,590	1,643,176
Series C, 0.00%, 07/01/46(a)	275	93,309
Series C, 0.00%, 07/01/47(a)	1,405	452,668
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	2,793,121

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/35 (PR 07/01/23)	$1,940	$1,952,332
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	45,580	43,477,176
Series E, 0.00%, 07/01/32(a)	6,440	4,692,181
Series E, 0.00%, 07/01/42(a)	5,850	4,206,479
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	2,740,165
Series E, 0.00%, 07/01/49(a)	7,640	2,222,646
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	4,000	1,753,775
Series I, 4.00%, 07/01/47 (Call 07/01/27)	11,400	10,958,950
Series I, 5.00%, 07/01/41 (Call 07/01/27)	3,175	3,370,294
Series I, 5.00%, 07/01/47 (Call 07/01/27)	6,500	6,856,927
Series L, 4.00%, 07/01/49 (Call 07/01/29)	13,000	12,443,944
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	21,350	15,712,163
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	22,710	21,662,279
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	2,281,823
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	22,000	21,180,724
Series R-1, 0.00%, 07/01/31(a)	2,000	1,518,818
Series R-2, 0.00%, 07/01/40(a)	3,475	3,113,089
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	5,000	5,282,918
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,157,821
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,032,078
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	1,000	1,003,909
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	800,427
San Francisco Bay Area Rapid Transit District GO
3.00%, 08/01/38 (Call 08/01/29)	5,000	4,391,727
4.00%, 08/01/47 (Call 02/01/32)	2,000	1,960,975
5.00%, 08/01/39 (Call 02/01/32)	1,250	1,405,338
5.25%, 08/01/47 (Call 02/01/32)	1,250	1,393,182
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,492,155
Series A, 5.00%, 08/01/47 (Call 08/01/27)	3,000	3,184,065
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	5,000	4,928,576
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	8,500	6,433,458
Series C-1, 4.00%, 08/01/45 (Call 08/01/29)	2,640	2,598,503
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,885	2,962,633
Series S, 4.00%, 08/01/37 (Call 08/01/27)	8,420	8,602,690
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,800	1,449,265
Series A, 4.00%, 07/01/37 (Call 07/01/27)	3,075	3,134,940
Series A, 4.00%, 07/01/38 (Call 07/01/27)	5,495	5,571,045
San Francisco City & County Airport Commission San Francisco International Airport RB
Series B, 5.00%, 05/01/32 (Call 05/01/31)	3,150	3,665,288
Series B, 5.00%, 05/01/35 (Call 05/01/31)	3,000	3,423,451
Series B, 5.00%, 05/01/43 (Call 05/01/24)	2,000	2,005,923
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,024,448
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	3,633,189
Series B, 5.00%, 05/01/49 (Call 05/01/29)	7,785	8,192,416
Series C, 5.00%, 05/01/46 (Call 05/01/26)	4,065	4,187,660
Series D, 5.00%, 05/01/24	3,550	3,625,763
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	2,613,423
Series F, 5.00%, 05/01/50 (Call 05/01/29)	22,605	23,769,198
San Francisco City & County Public Utilities Commission Power Revenue RB, 4.00%, 11/01/51 (Call 05/01/31)	18,000	17,408,012
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
4.00%, 10/01/50 (Call 10/01/31)	5,000	4,851,878
5.00%, 10/01/45 (Call 10/01/31)	5,000	5,471,012
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,330	1,315,772
Series A, 4.00%, 10/01/47 (Call 10/01/31)	8,000	7,825,854

32	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 10/01/46 (Call 10/01/31)	$5,000	$5,461,013
Series B, 4.00%, 10/01/35 (Call 10/01/23)	15,000	15,006,196
Series B, 4.00%, 10/01/39 (Call 10/01/23)	3,500	3,500,002
Series B, 4.00%, 10/01/42 (Call 10/01/23)	25,000	24,793,657
Series C, VRDN, 2.13%, 10/01/48 (Put 10/01/23)(b)	3,000	2,975,878
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	3,805	3,642,208
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	11,000	10,837,330
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/25 (ETM)(a)	2,100	1,984,359
0.00%, 01/01/27 (ETM)(a)	1,075	961,453
4.00%, 01/15/34 (Call 01/15/32)	2,185	2,248,163
5.00%, 01/15/32	1,500	1,669,765
5.00%, 01/15/33 (Call 01/15/32)	3,415	3,797,017
Series A, 5.00%, 01/15/29 (PR 01/15/25)	1,000	1,038,684
Series A, 5.00%, 01/15/34 (PR 01/15/25)	2,680	2,783,674
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,309,474
Series A, 5.00%, 01/15/50 (PR 01/15/25)	7,500	7,790,132
San Jose Evergreen Community College District GO
Series C, 4.00%, 09/01/40 (PR 09/01/24)	7,500	7,609,928
Series C, 4.13%, 09/01/43 (PR 09/01/24)	5,000	5,082,370
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	8,165	8,203,666
San Jose Unified School District GO
0.00%, 08/01/29 (NPFGC)(a)	3,800	3,106,508
5.00%, 08/01/32 (Call 08/01/25)	9,000	9,445,324
Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,980	4,716,372
Series E, 4.00%, 08/01/42 (Call 08/01/27)	6,825	6,771,151
San Juan Unified School District GO, 4.00%, 08/01/46 (Call 08/01/30)	17,000	16,682,367
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	573,432
Series B, 0.00%, 08/01/51(a)	1,500	416,981
San Mateo County Community College District GO
0.00%, 09/01/34 (NPFGC)(a)	18,075	12,130,404
Series A, 5.00%, 09/01/45 (PR 09/01/25)	1,000	1,049,883
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,583,705
Series B, 5.00%, 09/01/45 (Call 09/01/28)	44,150	47,738,901
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,411,953
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	7,070	6,863,138
5.00%, 08/01/49 (Call 08/01/29)	2,200	2,366,894
Series B, 5.00%, 08/01/25	1,925	2,019,591
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	5,500	5,314,190
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	457,618
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	3,765	3,513,870
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	3,064,075
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,406,802
Santa Barbara Unified School District GO
Series A, 4.00%, 08/01/41 (Call 08/01/27)	2,600	2,613,814
Series B, 5.00%, 08/01/44 (Call 08/01/28)	6,725	7,207,874
Santa Clara Unified School District GO, Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	24,000	23,119,896
Santa Clara Valley Transportation Authority RB, Series C, VRDN, 1.55%, 04/01/36 (Put 02/28/23)(b)	15,000	15,000,000

Security	Par (000)	Value

California (continued)
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	$1,000	$1,039,342
Santa Clarita Community College District GO, 4.00%, 08/01/41 (Call 08/01/26)	6,850	6,736,278
Santa Maria Joint Union High School District GO, 4.00%, 08/01/37 (PR 08/01/24)	14,230	14,425,271
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	6,000	5,846,849
Series A, 5.00%, 08/01/43 (Call 08/01/28)	7,500	8,071,821
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,500	1,520,584
Series B, 5.00%, 08/01/45 (Call 08/01/32)	1,150	1,280,686
Santa Monica-Malibu Unified School District GO
4.00%, 08/01/50 (Call 08/01/29)	11,545	11,032,157
Series B, 4.00%, 08/01/50 (Call 08/01/29)	16,685	15,943,832
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	3,330	3,325,730
Sonoma County Junior College District GO, Series B, 3.00%, 08/01/41 (Call 08/01/29)	7,000	5,768,855
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,040,724
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	7,600	7,720,112
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,525	1,584,266
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,457,137
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	646,646
Series D, 5.00%, 08/01/44 (PR 08/01/25)	2,000	2,095,892
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	5,000	5,377,725
5.00%, 12/01/24 (PR 06/01/23)	4,000	4,018,942
5.00%, 12/01/30	4,075	4,788,664
Series AS, 5.00%, 12/01/24	2,690	2,785,139
Series AS, 5.00%, 12/01/24 (ETM)	10	10,326
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	23,480	24,286,032
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	1,060	1,096,380
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	1,065	1,101,552
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	4,000	4,339,168
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,000	1,079,043
Series AX, 5.00%, 12/01/27	1,000	1,106,960
Series BA, 5.00%, 12/01/34 (Call 06/01/29)	6,680	7,565,581
Series BB, 5.00%, 12/01/23	6,000	6,088,787
Series BB, 5.00%, 12/01/25	4,040	4,274,824
Series BB, 5.00%, 12/01/27	3,000	3,320,880
Series BB, 5.00%, 12/01/28	2,000	2,264,203
Series BB, 5.00%, 12/01/30	2,000	2,350,265
Series BB, 5.00%, 12/01/34 (Call 12/01/30)	8,940	10,381,680
Series BB, 5.00%, 12/01/35 (Call 12/01/30)	9,075	10,475,801
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	3,075	2,130,836
3.00%, 03/01/28	2,500	2,490,411
3.00%, 10/01/34 (Call 10/01/29)	6,805	6,431,405
3.00%, 10/01/35 (Call 10/01/29)	3,000	2,752,319
3.00%, 10/01/36 (Call 10/01/29)	5,795	5,225,655
3.00%, 10/01/37 (Call 10/01/29)	6,385	5,639,479
3.00%, 10/01/49 (Call 10/01/29)	1,000	765,566
3.00%, 11/01/50 (Call 11/01/30)	10,860	8,215,711
4.00%, 10/01/23	2,025	2,035,315
4.00%, 03/01/24	1,505	1,518,028
4.00%, 10/01/24	6,870	6,969,478

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
4.00%, 11/01/25	$6,465	$6,621,516
4.00%, 04/01/26	3,735	3,851,077
4.00%, 11/01/26	14,275	14,824,700
4.00%, 10/01/27	7,280	7,644,422
4.00%, 09/01/28 (Call 09/01/26)	6,850	7,103,057
4.00%, 09/01/29	5,225	5,620,113
4.00%, 08/01/31 (Call 08/01/26)	5,000	5,171,089
4.00%, 09/01/31 (Call 09/01/26)	1,010	1,045,581
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,067,314
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,103,823
4.00%, 09/01/33 (Call 09/01/26)	4,035	4,169,110
4.00%, 11/01/33 (Call 11/01/27)	20,630	21,456,256
4.00%, 10/01/34 (Call 10/01/29)	4,850	5,085,411
4.00%, 10/01/34 (Call 04/01/31)	1,405	1,486,446
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,052,705
4.00%, 09/01/35 (Call 09/01/26)	9,575	9,753,738
4.00%, 11/01/35 (Call 11/01/27)	7,440	7,612,169
4.00%, 03/01/36 (Call 03/01/30)	3,500	3,591,614
4.00%, 09/01/36 (Call 09/01/26)	7,560	7,653,795
4.00%, 10/01/36 (Call 04/01/31)	6,945	7,121,426
4.00%, 11/01/36 (Call 11/01/27)	8,000	8,121,922
4.00%, 03/01/37 (Call 03/01/30)	3,125	3,175,813
4.00%, 10/01/37 (Call 04/01/31)	3,300	3,350,606
4.00%, 11/01/37 (Call 11/01/30)	1,530	1,551,754
4.00%, 03/01/38 (Call 03/01/30)	12,960	13,094,649
4.00%, 11/01/38 (Call 11/01/30)	5,560	5,619,707
4.00%, 11/01/39 (Call 11/01/30)	5,000	5,036,213
4.00%, 03/01/40 (Call 03/01/30)	13,405	13,432,613
4.00%, 10/01/41 (Call 04/01/31)	26,705	26,682,373
4.00%, 11/01/41 (Call 11/01/25)	8,750	8,744,185
4.00%, 04/01/42 (Call 04/01/32)	21,240	21,203,072
4.00%, 10/01/44 (Call 10/01/29)	11,655	11,547,122
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,487,533
4.00%, 03/01/45 (Call 03/01/25)	6,500	6,387,820
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,720,799
4.00%, 11/01/45 (Call 11/01/25)	10,350	10,177,966
4.00%, 03/01/46 (Call 03/01/30)	2,850	2,781,001
4.00%, 11/01/47 (Call 11/01/27)	15,750	15,307,091
4.00%, 04/01/49 (Call 04/01/32)	7,000	6,770,832
4.00%, 03/01/50 (Call 03/01/30)	1,915	1,846,688
4.00%, 11/01/50 (Call 11/01/25)	6,575	6,336,621
4.25%, 09/01/52 (Call 09/01/32)	2,190	2,189,668
4.50%, 12/01/43 (Call 12/01/23)	2,375	2,382,768
4.50%, 12/01/43 (PR 12/01/23)	230	232,373
5.00%, 08/01/23	1,555	1,566,967
5.00%, 09/01/23	1,000	1,009,282
5.00%, 09/01/23 (Call 03/31/23)	25	25,037
5.00%, 10/01/23	2,595	2,623,021
5.00%, 10/01/23 (Call 03/31/23)	5	5,007
5.00%, 11/01/23	7,925	8,022,557
5.00%, 12/01/23	4,770	4,835,974
5.00%, 03/01/24	2,310	2,352,507
5.00%, 04/01/24	1,690	1,723,762
5.00%, 08/01/24	2,735	2,807,422
5.00%, 09/01/24	13,000	13,366,028
5.00%, 09/01/24 (Call 09/01/23)	30	30,045
5.00%, 10/01/24	34,395	35,419,672
5.00%, 11/01/24	34,465	35,548,749
5.00%, 12/01/24 (Call 12/01/23)	20,960	21,260,793
5.00%, 08/01/25	8,390	8,764,325

Security	Par (000)	Value

California (continued)
5.00%, 09/01/25	$2,000	$2,092,879
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,010,519
5.00%, 10/01/25	36,885	38,663,956
5.00%, 10/01/25 (Call 04/01/23)	14,000	14,023,614
5.00%, 10/01/25 (Call 10/01/24)	2,115	2,183,970
5.00%, 11/01/25	15,885	16,679,976
5.00%, 11/01/25 (Call 11/01/23)	5,765	5,846,265
5.00%, 12/01/25 (Call 12/01/23)	1,020	1,036,309
5.00%, 03/01/26 (Call 03/01/25)	3,810	3,957,557
5.00%, 04/01/26	7,875	8,349,336
5.00%, 08/01/26	4,520	4,825,276
5.00%, 09/01/26	5,500	5,881,778
5.00%, 10/01/26	10,175	10,899,981
5.00%, 10/01/26 (Call 10/01/24)	4,320	4,458,164
5.00%, 11/01/26	2,280	2,446,681
5.00%, 12/01/26	7,000	7,524,861
5.00%, 03/01/27 (Call 03/01/25)	3,920	4,079,465
5.00%, 04/01/27	3,385	3,671,364
5.00%, 08/01/27	5,190	5,669,708
5.00%, 09/01/27 (Call 09/01/26)	6,210	6,655,042
5.00%, 10/01/27	24,980	27,388,054
5.00%, 10/01/27 (Call 10/01/24)	2,020	2,086,188
5.00%, 11/01/27	30,225	33,198,611
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,333,946
5.00%, 12/01/27	3,630	3,994,394
5.00%, 04/01/28	11,340	12,563,664
5.00%, 08/01/28 (Call 08/01/25)	1,220	1,283,106
5.00%, 08/01/28 (Call 08/01/27)	2,760	3,024,957
5.00%, 09/01/28	6,500	7,264,926
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,010,470
5.00%, 09/01/28 (Call 09/01/26)	3,640	3,900,851
5.00%, 10/01/28	19,570	21,911,094
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,065,219
5.00%, 11/01/28	8,275	9,281,120
5.00%, 11/01/28 (Call 11/01/27)	3,600	3,966,771
5.00%, 03/01/29	1,000	1,128,952
5.00%, 04/01/29	26,465	29,922,983
5.00%, 08/01/29 (Call 08/01/26)	5,000	5,329,963
5.00%, 08/01/29 (Call 08/01/27)	26,175	28,717,543
5.00%, 08/01/29 (Call 08/01/28)	2,635	2,944,934
5.00%, 09/01/29 (Call 09/01/26)	6,755	7,211,597
5.00%, 10/01/29	24,330	27,761,114
5.00%, 10/01/29 (Call 04/01/23)	2,155	2,158,316
5.00%, 10/01/29 (Call 10/01/24)	4,675	4,823,053
5.00%, 10/01/29 (Call 04/01/26)	6,445	6,831,159
5.00%, 10/01/29 (Call 10/01/28)	15,000	16,816,990
5.00%, 11/01/29	4,500	5,142,294
5.00%, 11/01/29 (Call 11/01/23)	2,855	2,891,654
5.00%, 11/01/29 (Call 11/01/27)	5,455	6,014,033
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,088,316
5.00%, 04/01/30	25,150	28,954,468
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,412,087
5.00%, 08/01/30 (Call 08/01/27)	7,785	8,545,239
5.00%, 08/01/30 (Call 08/01/28)	4,000	4,473,023
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,067,972
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,059,270
5.00%, 11/01/30	24,955	29,017,245
5.00%, 11/01/30 (Call 11/01/27)	8,780	9,683,583
5.00%, 12/01/30	4,955	5,769,670
5.00%, 03/01/31 (Call 03/01/30)	6,190	7,105,996

34	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 04/01/31	$1,000	$1,168,392
5.00%, 04/01/31 (Call 04/01/29)	1,385	1,561,742
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,336,147
5.00%, 08/01/31 (Call 08/01/24)	2,500	2,559,565
5.00%, 09/01/31	2,500	2,938,786
5.00%, 09/01/31 (Call 09/01/26)	6,715	7,172,259
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,607,351
5.00%, 11/01/31 (Call 11/01/23)	4,550	4,602,107
5.00%, 11/01/31 (Call 11/01/27)	7,000	7,707,298
5.00%, 11/01/31 (Call 11/01/28)	3,000	3,363,388
5.00%, 12/01/31	1,000	1,179,664
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,519,299
5.00%, 12/01/31 (Call 06/01/26)	2,500	2,658,154
5.00%, 03/01/32 (Call 03/01/30)	2,500	2,865,046
5.00%, 04/01/32	10,125	11,991,293
5.00%, 04/01/32 (Call 04/01/29)	4,000	4,506,066
5.00%, 08/01/32 (Call 08/01/25)	6,000	6,294,018
5.00%, 08/01/32 (Call 08/01/26)	5,000	5,326,616
5.00%, 08/01/32 (Call 08/01/27)	5,000	5,476,950
5.00%, 09/01/32 (Call 09/01/26)	15,920	16,983,730
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,026,050
5.00%, 10/01/32 (Call 10/01/29)	1,630	1,850,879
5.00%, 10/01/32 (Call 04/01/31)	2,855	3,327,561
5.00%, 10/01/32 (Call 10/01/31)	7,500	8,809,728
5.00%, 11/01/32 (Call 11/01/23)	4,315	4,363,846
5.00%, 11/01/32 (Call 11/01/28)	3,700	4,142,641
5.00%, 12/01/32 (Call 06/01/26)	2,100	2,230,397
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,601,533
5.00%, 03/01/33 (Call 03/01/30)	3,000	3,432,635
5.00%, 04/01/33	1,000	1,199,079
5.00%, 04/01/33 (Call 04/01/24)	4,815	4,901,923
5.00%, 04/01/33 (Call 04/01/29)	11,190	12,592,308
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,046,259
5.00%, 08/01/33 (Call 08/01/25)	3,460	3,626,658
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,001,325
5.00%, 10/01/33 (Call 04/01/24)	13,165	13,398,444
5.00%, 10/01/33 (Call 10/01/24)	2,820	2,891,706
5.00%, 03/01/34 (Call 03/01/30)	14,235	16,189,437
5.00%, 09/01/34 (Call 09/01/26)	18,780	20,004,353
5.00%, 11/01/34 (Call 11/01/28)	4,035	4,478,781
5.00%, 12/01/34 (Call 06/01/26)	2,650	2,808,452
5.00%, 12/01/34 (Call 12/01/30)	5,470	6,257,443
5.00%, 03/01/35 (Call 03/01/30)	36,960	41,645,175
5.00%, 04/01/35 (Call 04/01/24)	2,500	2,544,064
5.00%, 04/01/35 (Call 04/01/32)	2,955	3,423,697
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,023,592
5.00%, 08/01/35 (Call 08/01/25)	1,000	1,045,454
5.00%, 08/01/35 (Call 08/01/26)	5,070	5,382,719
5.00%, 08/01/35 (Call 08/01/27)	6,415	6,960,394
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,594,062
5.00%, 10/01/35 (Call 04/01/26)	10,160	10,720,682
5.00%, 10/01/35 (PR 04/01/26)	520	552,268
5.00%, 03/01/36 (Call 03/01/30)	4,745	5,311,803
5.00%, 04/01/36 (Call 04/01/29)	7,500	8,285,302
5.00%, 08/01/36 (Call 08/01/26)	6,235	6,609,421
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,391,035
5.00%, 09/01/36 (Call 09/01/26)	3,415	3,623,929
5.00%, 09/01/36 (Call 09/01/32)	3,665	4,221,347
5.00%, 11/01/36 (Call 11/01/27)	2,000	2,165,019
5.00%, 11/01/36 (Call 11/01/28)	3,590	3,930,750

Security	Par (000)	Value

California (continued)
5.00%, 11/01/36 (Call 11/01/30)	$9,850	$11,077,532
5.00%, 12/01/36 (Call 12/01/30)	2,000	2,250,398
5.00%, 04/01/37 (Call 04/01/24)	3,500	3,556,838
5.00%, 04/01/37 (Call 04/01/29)	2,500	2,741,812
5.00%, 04/01/37 (Call 04/01/32)	3,005	3,419,508
5.00%, 08/01/37 (Call 08/01/28)	2,625	2,850,611
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,045,891
5.00%, 10/01/37 (Call 10/01/31)	2,000	2,257,745
5.00%, 11/01/37 (Call 11/01/28)	5,000	5,443,580
5.00%, 11/01/37 (Call 11/01/32)	17,500	19,989,707
5.00%, 04/01/38 (Call 04/01/29)	1,000	1,093,483
5.00%, 08/01/38 (Call 08/01/26)	6,500	6,868,764
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,574,354
5.00%, 10/01/39 (Call 10/01/29)	5,230	5,728,034
5.00%, 09/01/41 (Call 09/01/31)	43,095	47,786,779
5.00%, 04/01/42 (Call 10/01/27)	4,765	5,088,048
5.00%, 04/01/42 (Call 04/01/32)	1,690	1,880,288
5.00%, 09/01/42 (Call 09/01/32)	5,000	5,584,906
5.00%, 11/01/42 (Call 11/01/32)	22,500	25,169,827
5.00%, 04/01/43 (Call 04/01/23)	68,000	68,068,340
5.00%, 11/01/43 (Call 11/01/23)	22,075	22,263,902
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,013,315
5.00%, 10/01/44 (Call 10/01/24)	8,265	8,412,536
5.00%, 09/01/45 (Call 09/01/26)	16,275	16,996,894
5.00%, 09/01/46 (Call 09/01/26)	3,495	3,646,986
5.00%, 12/01/46 (Call 12/01/30)	3,240	3,518,148
5.00%, 04/01/47 (Call 04/01/32)	14,725	16,109,405
5.00%, 10/01/47 (Call 04/01/26)	5,075	5,267,156
5.00%, 11/01/47 (Call 11/01/27)	4,250	4,511,145
5.25%, 08/01/30 (Call 08/01/25)	4,000	4,235,663
5.25%, 08/01/32 (Call 08/01/25)	3,525	3,718,138
5.25%, 10/01/39 (Call 04/01/26)	7,795	8,249,753
5.25%, 09/01/47 (Call 09/01/32)	11,000	12,338,620
5.50%, 02/01/25	250	261,439
VRDN, 1.55%, 05/01/33 (Put 02/28/23)(b)	10,000	10,000,000
VRDN, 1.55%, 05/01/34 (Put 02/28/23)(b)	9,500	9,500,000
VRDN, 2.00%, 05/01/33 (Put 03/07/23)(b)	14,160	14,160,000
Series A, 5.00%, 10/01/24	15,270	15,724,913
Series B, 2.25%, 11/01/43 (Call 11/01/30)	5,000	3,389,798
Series B, 5.00%, 08/01/24	4,775	4,901,441
Series B, 5.00%, 09/01/24	6,285	6,461,960
Series B, 5.00%, 08/01/25	4,070	4,251,586
Series B, 5.00%, 09/01/26	3,485	3,726,908
Series B, 5.00%, 11/01/27	8,310	9,127,559
Series B, 5.00%, 11/01/28	6,000	6,729,513
Series B, 5.00%, 11/01/29	10,280	11,747,284
Series B, 5.00%, 11/01/31 (Call 11/01/30)	9,000	10,437,599
Series B, 5.00%, 11/01/32 (Call 11/01/30)	15,110	17,493,158
Series B, 5.00%, 11/01/35 (Call 11/01/30)	7,950	9,014,099
Series C, 5.00%, 08/01/26 (Call 02/01/25)	1,000	1,037,913
Series C, 5.00%, 09/01/26 (Call 09/01/25)	1,500	1,573,932
Series C, 5.00%, 08/01/27 (Call 02/01/25)	1,500	1,559,597
Series C, 5.00%, 08/01/28 (Call 08/01/26)	4,325	4,626,972
Series C, 5.00%, 08/01/29 (Call 02/01/25)	2,500	2,605,408
Series C, 5.00%, 08/01/30 (Call 02/01/25)	7,000	7,296,720
Series C, 5.00%, 08/01/30 (Call 08/01/26)	4,525	4,825,414
Series C, 5.00%, 08/01/32 (Call 02/01/25)	1,580	1,641,815
Series C, 5.00%, 09/01/32 (Call 09/01/25)	4,225	4,438,901
Series C, 5.00%, 08/01/33 (Call 02/01/25)	2,000	2,076,919

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Torrance Unified School District GO, Series T, 4.00%, 08/01/40 (Call 08/01/24)	$1,000	$989,782
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	3,750	3,119,356
University of California RB
4.00%, 05/15/33 (Call 05/15/27)	4,500	4,687,404
4.00%, 05/15/35 (Call 05/15/27)	5,000	5,167,657
4.00%, 05/15/39 (Call 05/15/31)	1,710	1,726,108
5.00%, 05/15/31 (Call 05/15/27)	10,055	10,992,127
5.00%, 05/15/32	9,265	11,024,504
5.00%, 05/15/35 (Call 05/15/27)	2,660	2,880,459
5.00%, 05/15/36 (Call 05/15/33)	7,200	8,388,727
5.00%, 05/15/37 (Call 05/15/26)	11,340	12,008,628
5.00%, 05/15/37 (Call 05/15/33)	4,270	4,897,452
5.00%, 05/15/41 (Call 05/15/33)	36,840	41,319,162
5.00%, 05/15/52 (Call 05/15/32)	17,335	18,888,989
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	915	918,548
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	617,384
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	6,495	6,520,182
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	537,074
Series AF, 5.00%, 05/15/39 (Call 05/15/24)	2,750	2,760,662
Series AI, 5.00%, 05/15/32 (Call 11/15/23)	11,260	11,301,344
Series AI, 5.00%, 05/15/38 (Call 05/15/24)	23,435	23,521,049
Series AK, VRDN, 5.00%, 05/15/48 (Call 05/15/23)(b)	10,000	10,036,718
Series AL-2, VRDN, 1.55%, 05/15/48 (Put 02/28/23)(b)	49,000	49,000,000
Series AM, 4.00%, 05/15/34 (Call 05/15/24)	10,000	10,117,212
Series AM, 5.25%, 05/15/44 (Call 05/15/24)	10,000	10,189,496
Series AO, 5.00%, 05/15/23	2,635	2,645,485
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	5,233,186
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	8,615	8,990,589
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,250,313
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	12,845	13,405,966
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	10,000	10,550,023
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	18,500	19,477,527
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,245,670
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	465	508,904
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	3,000	3,279,600
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	15,880	17,105,407
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	11,345	12,177,543
Series AZ, 4.00%, 05/15/28	1,020	1,081,771
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	1,915,894
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	5,020	5,319,385
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,131,846
Series B, 4.00%, 05/15/39 (Call 05/15/31)	9,300	9,407,192
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	5,000	5,333,749
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	10,070	10,021,147
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	35,465	34,058,880
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	11,000	10,497,101
Series BE, 5.00%, 05/15/33 (Call 05/15/30)	1,000	1,149,237
Series BE, 5.00%, 05/15/34 (Call 05/15/30)	1,500	1,716,191
Series BE, 5.00%, 05/15/36 (Call 05/15/30)	1,500	1,682,694
Series BE, 5.00%, 05/15/38 (Call 05/15/30)	1,000	1,108,105
Series BE, 5.00%, 05/15/39 (Call 05/15/30)	5,820	6,424,380
Series BE, 5.00%, 05/15/41 (Call 05/15/30)	1,405	1,538,341
Series BE, 5.00%, 05/15/42 (Call 05/15/30)	6,000	6,544,811
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	5,500	5,290,440
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	3,250	3,090,692
Series I, 4.00%, 05/15/36 (Call 05/15/25)	1,000	1,013,633
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,201,171
Series K, 4.00%, 05/15/46 (Call 05/15/26)	21,045	20,123,442

Security	Par (000)	Value

California (continued)
Series M, 4.00%, 05/15/47 (Call 05/15/27)	$4,580	$4,371,762
Series M, 5.00%, 05/15/47 (Call 05/15/27)	14,075	14,826,680
Series M, 5.00%, 05/15/52 (Call 05/15/27)	9,250	9,708,436
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,156,927
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,151,313
Series Q, 4.00%, 05/15/36 (Call 05/15/31)	1,610	1,672,873
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	5,075	5,528,914
Series S, 5.00%, 05/15/23	3,500	3,513,927
Upper Santa Clara Valley Joint Powers Authority RB
Series A, 4.00%, 08/01/45 (Call 08/01/25)	3,450	3,314,205
Series A, 4.00%, 08/01/50 (Call 08/01/25)	8,435	7,927,058
Ventura County Community College District GO, 0.00%, 08/01/28(a)	15,000	12,732,603
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,725,030
William S Hart Union High School District GO
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	3,130,641
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	1,500	738,786
Series C, 4.00%, 08/01/38 (PR 08/01/23)	1,635	1,641,391

		6,455,093,421

Colorado — 1.3%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	3,635,193
Series A, 4.13%, 03/01/55 (Call 03/01/25)	30,000	27,537,129
Series C, 4.00%, 03/01/47 (Call 03/01/28) (ST HGR ED INTERCEPT PROG)	18,625	17,114,820
Series E, 5.00%, 03/01/45 (PR 03/01/23) (HERBIP)	10,000	10,000,000
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,034,250
Board of Water Commissioners City & County of Denver (The) RB
5.00%, 12/15/45 (Call 12/15/32)	5,770	6,376,968
5.00%, 12/15/52 (Call 12/15/32)	25,285	27,670,427
Series A, 4.00%, 09/15/42 (Call 09/15/27)	2,500	2,463,637
Series A, 5.00%, 12/15/36 (Call 12/15/31)	5,000	5,738,624
Series A, 5.00%, 09/15/47 (Call 09/15/27)	5,575	5,832,516
Series B, 5.00%, 09/15/30	5,495	6,359,563
Boulder Valley School District No Re-2 Boulder GO, 5.00%, 12/01/39 (Call 06/01/25) (SAW)	22,710	23,348,255
City & County of Denver CO Airport System Revenue RB
Series B, 5.00%, 11/15/43 (Call 05/15/23)	140	140,111
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,016,600
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,067,692
City & County of Denver CO Dedicated Excise Tax Revenue
Series A, 5.00%, 08/01/44 (Call 08/01/26)	9,500	9,773,515
Series A-1, 5.00%, 08/01/41 (Call 08/01/26)	1,000	1,031,042
City & County of Denver Co. Airport System Revenue RB
4.00%, 12/01/43 (Call 12/01/28)	5,000	4,753,181
5.00%, 11/15/25	1,055	1,106,474
5.00%, 11/15/28	500	556,221
5.00%, 11/15/47 (Call 11/15/32)	2,500	2,708,174
5.25%, 11/15/53 (Call 11/15/32)	3,000	3,286,590
Series A, 5.00%, 11/15/24	1,050	1,080,664
Series B, 4.00%, 11/15/31 (Call 05/15/23)	2,310	2,311,497
City & County of Denver Co. GO
Series A, 5.00%, 08/01/38 (Call 08/01/32)	16,200	18,397,671
Series A, 5.00%, 08/01/39 (Call 08/01/32)	7,010	7,916,700
Series B, 5.00%, 08/01/26	16,500	17,664,329
Series B, 5.00%, 08/01/29	11,000	12,520,278

36	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Series B, 5.00%, 08/01/30	$24,375	$28,240,916
City & County of Denver Co. RB, Series A, 4.00%, 08/01/46 (Call 08/01/26)	10,000	9,425,693
City of Aurora CO Water Revenue RB, 5.00%, 08/01/46 (PR 08/01/26)	19,380	20,714,945
City of Colorado Springs CO Utilities System Revenue RB
Series A-1, 5.00%, 11/15/24	3,000	3,096,685
Series A-1, 5.00%, 11/15/25	5,950	6,264,019
Colorado State Education Loan Program REVENUE NOTES, 5.00%, 06/29/23	15,000	15,087,088
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	646,985
Denver City & County School District No. 1 GO
5.00%, 12/01/37 (Call 12/01/26) (SAW)	2,035	2,140,215
5.00%, 12/01/38 (Call 12/01/26) (SAW)	1,830	1,923,959
5.00%, 12/01/39 (Call 12/01/30)	4,520	5,013,986
Series A, 5.50%, 12/01/23 (NPFGC, SAW)	1,070	1,088,716
Series B, 3.00%, 12/01/29 (Call 06/01/23) (SAW)	1,000	1,000,224
Series B, 4.00%, 12/01/27 (SAW)	5,840	6,165,249
Series B, 4.00%, 12/01/28 (SAW)	5,000	5,353,040
E-470 Public Highway Authority RB
0.00%, 09/01/28 (NPFGC)(a)	2,900	2,407,680
0.00%, 09/01/35(a)	1,000	607,787
Series A, 0.00%, 09/01/34 (NPFGC)(a)	22,000	14,333,332
Series A, 0.00%, 09/01/40(a)	2,745	1,250,288
Series A, 0.00%, 09/01/41(a)	3,495	1,504,998
Series A, 5.00%, 09/01/40 (Call 09/01/24)	1,600	1,604,989
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	162,048
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	1,103,723
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	2,005,450
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/23	6,500	6,509,361
Regional Transportation District Sales Tax Revenue RB
4.00%, 11/01/39 (Call 05/01/31)	15,500	15,640,157
5.00%, 11/01/28	7,000	7,773,339
5.00%, 11/01/29	5,000	5,651,693
Series A, 5.00%, 11/01/27	1,500	1,640,008
Series A, 5.00%, 11/01/28	1,650	1,832,287
Series A, 5.00%, 11/01/41 (Call 11/01/26)	2,765	2,875,234
Series A, 5.00%, 11/01/46 (Call 11/01/26)	10,250	10,587,789
Series B, 5.00%, 11/01/33 (Call 11/01/27)	1,645	1,788,046
State of Colorado COP
Series N, 4.00%, 03/15/43 (Call 03/15/28)	3,500	3,320,904
Series O, 4.00%, 03/15/44 (Call 03/15/29)	1,000	933,107
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,004,561
Series A-2, 4.00%, 06/01/35 (PR 06/01/28)	3,000	3,181,935
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	1,944,727

		421,267,284

Connecticut — 2.0%
Connecticut State Health & Educational Facilities Authority RB
2.80%, 07/01/57 (Put 02/03/26)	7,600	7,513,954
Series 2015-A, VRDN, 0.00%, 07/01/35 (Put 07/12/24)(a)(b)	3,735	3,548,123
Series 2017 B-1, 5.00%, 07/01/29	5,000	5,710,475
Series C-1, VRDN, 5.00%, 07/01/40 (Put 02/01/28)(b)	17,945	19,819,203
VRDN, VRDN, 1.65%, 07/01/42 (Put 02/28/23)(b)	3,400	3,400,000
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/33 (PR 11/01/24)	4,540	4,679,028

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 05/01/30 (Call 05/01/27)	$1,590	$1,736,825
State of Connecticut GO
4.00%, 01/15/31	1,565	1,681,774
4.00%, 01/15/36 (Call 01/15/30)	4,000	4,078,022
5.00%, 07/15/27	1,700	1,846,576
5.00%, 06/15/28 (Call 06/15/25)	10,000	10,447,882
5.00%, 07/15/28	2,735	3,022,631
5.00%, 11/15/28 (Call 11/15/25)	5,000	5,266,990
5.00%, 06/15/29 (Call 06/15/25)	10,000	10,450,716
5.00%, 06/15/29 (Call 06/15/28)	14,690	16,195,080
5.00%, 09/15/31	600	692,818
5.00%, 06/15/32 (Call 06/15/25)	2,265	2,361,164
5.00%, 08/15/32 (Call 08/15/23)	4,605	4,640,107
Series 2021 A, 3.00%, 01/15/32 (Call 01/15/31)	3,970	3,808,288
Series 2021 A, 3.00%, 01/15/33 (Call 01/15/31)	6,970	6,607,782
Series 2021 A, 3.00%, 01/15/34 (Call 01/15/31)	4,000	3,753,126
Series 2021 A, 3.00%, 01/15/36 (Call 01/15/31)	3,000	2,679,916
Series 2021 A, 3.00%, 01/15/38 (Call 01/15/31)	5,000	4,293,136
Series 2021 A, 3.00%, 01/15/39 (Call 01/15/31)	1,000	847,705
Series 2021 A, 3.00%, 01/15/40 (Call 01/15/31)	5,000	4,148,909
Series 2021 A, 4.00%, 01/15/25	3,500	3,554,717
Series 2021 A, 4.00%, 01/15/27	3,000	3,101,103
Series 2021 A, 4.00%, 01/15/29	5,000	5,281,302
Series A, 3.00%, 01/15/39 (Call 01/15/30)	2,000	1,695,409
Series A, 4.00%, 01/15/26	1,500	1,536,119
Series A, 4.00%, 01/15/27	3,790	3,917,727
Series A, 4.00%, 01/15/28	1,250	1,307,271
Series A, 4.00%, 01/15/31	4,270	4,588,609
Series A, 4.00%, 01/15/33 (Call 01/15/30)	3,000	3,179,912
Series A, 4.00%, 01/15/33 (Call 01/15/32)	16,155	17,370,439
Series A, 4.00%, 01/15/34 (Call 01/15/32)	2,500	2,651,931
Series A, 4.00%, 01/15/35 (Call 01/15/30)	5,500	5,683,151
Series A, 4.00%, 01/15/35 (Call 01/15/32)	5,205	5,421,638
Series A, 4.00%, 01/15/37 (Call 01/15/30)	2,000	2,014,403
Series A, 5.00%, 03/15/23	190	190,125
Series A, 5.00%, 04/15/23	360	360,788
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	1,796,028
Series A, 5.00%, 10/15/25 (Call 10/15/23)	3,000	3,035,612
Series A, 5.00%, 10/15/26 (Call 10/15/23)	1,160	1,174,121
Series A, 5.00%, 01/15/28	2,000	2,188,559
Series A, 5.00%, 01/15/29	4,535	5,061,601
Series A, 5.00%, 04/15/30 (Call 04/15/29)	1,365	1,521,974
Series A, 5.00%, 01/15/31 (Call 01/15/30)	2,000	2,256,085
Series A, 5.00%, 04/15/33 (Call 04/15/27)	1,660	1,783,691
Series A, 5.00%, 04/15/34 (Call 04/15/27)	7,000	7,502,493
Series A, 5.00%, 04/15/34 (Call 04/15/29)	225	248,283
Series A, 5.00%, 04/15/36 (Call 04/15/29)	2,300	2,502,844
Series A, 5.00%, 01/15/40 (Call 01/15/30)	4,000	4,303,835
Series B, 3.00%, 01/15/40 (Call 01/15/32)	14,250	11,824,389
Series B, 3.00%, 06/01/40 (Call 06/01/31)	5,425	4,496,165
Series B, 4.00%, 06/15/33 (Call 06/15/25)	27,000	27,468,404
Series B, 4.00%, 01/15/36 (Call 01/15/32)	3,000	3,073,004
Series B, 4.00%, 01/15/38 (Call 01/15/32)	12,235	12,280,416
Series B, 5.00%, 01/15/24	5,260	5,344,555
Series B, 5.00%, 05/15/24	1,700	1,737,953
Series B, 5.00%, 04/15/25	2,500	2,598,089
Series B, 5.00%, 05/15/25	1,890	1,967,472
Series B, 5.00%, 05/15/26	3,580	3,806,238
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,150	2,242,180

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 06/01/41 (Call 06/01/31)	$2,150	$2,331,514
Series C, 5.00%, 07/15/24	12,225	12,537,910
Series C, 5.00%, 06/15/28	1,000	1,103,356
Series D, 5.00%, 09/15/23	4,810	4,858,053
Series D, 5.00%, 07/15/24	6,875	7,050,972
Series D, 5.00%, 09/15/24	1,000	1,028,922
Series D, 5.00%, 09/15/26	7,535	8,067,177
Series D, 5.00%, 09/15/27	625	681,257
Series E, 5.00%, 09/15/23	3,965	4,004,611
Series E, 5.00%, 10/15/23	5,605	5,669,474
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,593,596
Series E, 5.00%, 10/15/25	3,000	3,150,331
Series E, 5.00%, 10/15/28 (Call 10/15/26)	5,000	5,344,880
Series E, 5.00%, 10/15/33 (Call 10/15/26)	4,170	4,440,558
Series F, 5.00%, 09/15/23	2,300	2,322,977
Series F, 5.00%, 11/15/23	4,545	4,604,171
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,080	2,186,917
Series F, 5.00%, 11/15/31 (Call 11/15/25)	4,945	5,200,917
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,099,429
Series F, 5.00%, 11/15/34 (Call 11/15/25)	2,000	2,092,642
State of Connecticut Special Tax Revenue, 5.00%, 01/01/24	3,000	3,044,848
State of Connecticut Special Tax Revenue RB
4.00%, 05/01/37 (Call 05/01/31)	2,350	2,376,645
4.00%, 05/01/39 (Call 05/01/30) (BAM-TCRS)	7,750	7,798,402
4.00%, 05/01/40 (Call 05/01/31)	5,000	4,966,304
5.00%, 09/01/25 (Call 09/01/24)	5,090	5,225,581
5.00%, 10/01/31 (Call 10/01/28)	14,605	16,247,297
Series A, 4.00%, 05/01/24	6,270	6,327,007
Series A, 4.00%, 05/01/36 (Call 05/01/30)	1,950	1,982,273
Series A, 4.00%, 05/01/36 (Call 05/01/31)	1,245	1,268,077
Series A, 4.00%, 09/01/36 (Call 09/01/26)	10,000	10,068,466
Series A, 4.00%, 05/01/39 (Call 05/01/30)	8,515	8,531,187
Series A, 4.00%, 05/01/39 (Call 05/01/31)	7,500	7,515,985
Series A, 5.00%, 01/01/24	5,055	5,130,569
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	3,981,429
Series A, 5.00%, 05/01/25	880	912,533
Series A, 5.00%, 09/01/25 (Call 09/01/24)	5,000	5,133,184
Series A, 5.00%, 05/01/26	3,000	3,181,425
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,043,439
Series A, 5.00%, 01/01/27	8,000	8,596,936
Series A, 5.00%, 08/01/27 (Call 08/01/25)	5,035	5,263,989
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,575	1,618,146
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,047,428
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,027,097
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,269,004
Series A, 5.00%, 05/01/30	5,000	5,708,475
Series A, 5.00%, 10/01/30 (Call 10/01/23)	6,930	6,995,808
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,026,008
Series A, 5.00%, 05/01/32 (Call 05/01/31)	5,775	6,669,451
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,249,114
Series A, 5.00%, 09/01/32 (Call 09/01/24)	7,640	7,836,758
Series A, 5.00%, 10/01/32 (Call 10/01/23)	17,635	17,789,719
Series A, 5.00%, 05/01/33 (Call 05/01/30)	4,000	4,544,506
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,040,100
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,065,489
Series A, 5.00%, 05/01/34 (Call 05/01/30)	5,000	5,656,300
Series A, 5.00%, 05/01/34 (Call 05/01/31)	4,000	4,589,968
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	10,093,382
Series A, 5.00%, 05/01/35 (Call 05/01/30)	5,565	6,237,674

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 05/01/35 (Call 05/01/31)	$3,250	$3,691,125
Series A, 5.00%, 01/01/37 (Call 01/01/28)	2,000	2,144,782
Series A, 5.00%, 05/01/37 (Call 05/01/30)	3,485	3,841,487
Series A, 5.00%, 05/01/38 (Call 05/01/30)	2,460	2,701,624
Series A, 5.00%, 05/01/41 (Call 05/01/31)	1,300	1,420,263
Series B, 5.00%, 10/01/25	1,500	1,568,165
Series B, 5.00%, 10/01/30 (Call 10/01/28)	1,000	1,112,911
Series B, 5.00%, 10/01/33 (Call 10/01/28)	5,020	5,557,267
Series B, 5.00%, 10/01/35 (Call 10/01/28)	1,500	1,639,616
Series B, 5.00%, 10/01/38 (Call 10/01/28)	1,500	1,617,809
Series D, 5.00%, 11/01/27	4,520	4,941,890
Series D, 5.00%, 11/01/28	3,525	3,930,039
Town of Greenwich CT GO
5.00%, 01/15/25	4,545	4,716,107
5.00%, 01/15/26	5,270	5,596,815

		627,208,432

Delaware — 0.4%
Delaware Transportation Authority RB
5.00%, 07/01/30	5,000	5,802,745
5.00%, 06/01/55 (Call 06/01/25)	14,360	14,436,817
State of Delaware, 5.00%, 07/01/24	1,000	1,024,824
State of Delaware GO
4.00%, 02/01/32 (Call 02/01/31)	3,750	4,105,110
5.00%, 10/01/23	4,900	4,952,911
5.00%, 02/01/24	15,500	15,761,823
5.00%, 03/01/26	3,855	4,090,585
5.00%, 07/01/26 (PR 07/01/24)	6,090	6,249,208
5.00%, 02/01/27	7,470	8,084,460
5.00%, 02/01/29	2,000	2,259,776
5.00%, 03/01/29	3,000	3,395,739
5.00%, 01/01/30	2,240	2,574,970
5.00%, 02/01/31	2,595	3,040,277
5.00%, 03/01/33 (Call 03/01/32)	12,800	15,146,082
Series A, 5.00%, 03/01/23	40	40,000
Series A, 5.00%, 03/01/24	1,040	1,059,137
Series A, 5.00%, 01/01/26	8,940	9,450,528
Series A, 5.00%, 01/01/27	1,160	1,253,113
Series A, 5.00%, 01/01/28	4,150	4,582,890
Series B, 5.00%, 07/01/23	1,960	1,972,004
University of Delaware RB
5.00%, 11/01/45 (PR 05/01/25)	12,625	13,140,118
Series C, VRDN, 2.50%, 11/01/37 (Put 02/28/23)(b)	15,000	15,000,000

		137,423,117

District of Columbia — 1.9%
District of Columbia GO
4.00%, 02/01/46 (Call 02/01/31)	1,500	1,438,207
5.00%, 10/15/32 (Call 04/15/29)	13,490	15,126,953
5.00%, 02/01/33 (Call 02/01/31)	2,300	2,628,680
5.00%, 06/01/36 (Call 06/01/27)	2,650	2,821,211
5.00%, 10/15/40 (Call 04/15/29)	4,665	5,000,706
5.00%, 02/01/41 (Call 02/01/31)	1,725	1,886,588
Series A, 4.00%, 06/01/37 (Call 06/01/27)	3,060	3,098,670
Series A, 5.00%, 10/15/23	9,000	9,103,527
Series A, 5.00%, 10/15/26	1,830	1,965,891
Series A, 5.00%, 10/15/27	2,000	2,187,386
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,012,934
Series A, 5.00%, 10/15/29 (Call 04/15/29)	3,500	3,961,819
Series A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,506,392
Series A, 5.00%, 06/01/31 (Call 06/01/26)	9,250	9,831,722

38	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 06/01/32 (Call 06/01/27)	$2,000	$2,173,271
Series A, 5.00%, 06/01/33 (Call 06/01/27)	1,900	2,056,881
Series A, 5.00%, 10/15/33 (Call 04/15/29)	5,000	5,554,971
Series A, 5.00%, 06/01/34 (Call 06/01/27)	2,500	2,694,503
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	3,945,078
Series A, 5.00%, 10/15/37 (Call 04/15/29)	5,000	5,393,206
Series A, 5.00%, 06/01/41 (Call 06/01/26)	10,920	11,352,299
Series A, 5.00%, 06/01/43 (Call 06/01/28)	3,950	4,174,560
Series A, 5.00%, 10/15/44 (Call 04/15/29)	29,090	30,961,412
Series B, 5.00%, 06/01/24	4,155	4,248,779
Series B, 5.00%, 06/01/25	2,175	2,271,031
Series C, 5.00%, 06/01/33 (Call 06/01/24)	15,000	15,327,445
Series C, 5.00%, 06/01/35 (Call 06/01/24)	3,720	3,791,131
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,029,666
Series D, 5.00%, 06/01/27	4,060	4,409,034
Series D, 5.00%, 02/01/30	2,200	2,504,519
Series D, 5.00%, 02/01/32 (Call 02/01/31)	4,000	4,616,197
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	8,161,070
Series D, 5.00%, 02/01/46 (Call 02/01/31)	1,725	1,858,707
Series E, 4.00%, 02/01/37 (Call 02/01/31)	1,835	1,855,924
Series E, 5.00%, 06/01/25	5,000	5,220,762
Series E, 5.00%, 02/01/26	15,580	16,509,775
Series E, 5.00%, 02/01/28	1,495	1,643,914
Series E, 5.00%, 02/01/35 (Call 02/01/31)	5,000	5,617,396
District of Columbia RB
4.00%, 05/01/38 (Call 05/01/30)	2,605	2,627,431
4.00%, 03/01/40 (Call 09/01/29)	4,370	4,376,111
5.00%, 12/01/26	3,525	3,794,505
5.00%, 03/01/27	5,000	5,401,625
5.00%, 12/01/27	2,015	2,209,743
5.00%, 12/01/28	2,750	3,066,504
5.00%, 12/01/29	7,000	7,946,312
5.00%, 12/01/30	8,500	9,807,385
5.00%, 12/01/31	15,590	18,390,962
5.00%, 12/01/32	5,000	5,985,202
5.00%, 07/01/33 (Call 07/01/32)	2,075	2,458,196
5.00%, 12/01/33 (Call 12/01/29)	6,000	6,763,664
5.00%, 12/01/34 (Call 12/01/29)	2,450	2,745,529
5.00%, 07/01/35 (Call 07/01/32)	2,125	2,463,059
5.00%, 07/01/40 (Call 07/01/32)	12,970	14,435,299
5.50%, 07/01/47 (Call 07/01/32)	3,500	3,937,958
Series A, 4.00%, 03/01/37 (Call 09/01/29)	2,000	2,032,138
Series A, 4.00%, 03/01/44 (Call 09/01/29)	2,000	1,952,557
Series A, 4.00%, 03/01/45 (Call 03/01/30)	3,000	2,890,266
Series A, 5.00%, 03/01/29	2,000	2,240,246
Series A, 5.00%, 03/01/31 (Call 09/01/29)	2,500	2,871,441
Series A, 5.00%, 03/01/32 (Call 09/01/29)	1,500	1,716,234
Series A, 5.00%, 03/01/33 (Call 09/01/29)	4,005	4,575,564
Series A, 5.00%, 03/01/34 (Call 09/01/29)	7,040	7,983,840
Series A, 5.00%, 03/01/35 (Call 09/01/29)	6,355	7,140,313
Series A, 5.00%, 03/01/35 (Call 03/01/30)	1,065	1,203,592
Series A, 5.00%, 03/01/36 (Call 09/01/29)	2,000	2,223,481
Series A, 5.00%, 03/01/39 (Call 03/01/30)	4,400	4,819,704
Series A, 5.00%, 03/01/40 (Call 03/01/30)	2,530	2,757,932
Series A, 5.00%, 03/01/44 (Call 09/01/29)	4,100	4,378,313
Series B, 5.00%, 10/01/24	10,000	10,311,991
Series B, 5.00%, 10/01/25	33,855	35,608,327
Series B, 5.00%, 10/01/26	9,065	9,730,063
Series B, 5.00%, 10/01/27	11,835	12,933,224
Series B-1, 5.00%, 02/01/31 (Call 03/31/23) (NPFGC)	80	80,077

Security	Par (000)	Value

District of Columbia (continued)
Series C, 4.00%, 05/01/45 (Call 05/01/30)	$12,210	$11,760,783
Series C, 5.00%, 10/01/24	3,950	4,073,236
Series C, 5.00%, 10/01/25	1,060	1,114,897
Series C, 5.00%, 10/01/26	2,265	2,431,174
Series C, 5.00%, 10/01/27	2,110	2,305,797
Series C, 5.00%, 10/01/29	5,155	5,835,409
Series C, 5.00%, 05/01/45 (Call 05/01/30)	3,270	3,512,266
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23 (AGM)	50	50,683
Series A, 5.00%, 10/01/25	2,120	2,226,555
Series A, 5.00%, 10/01/36 (Call 04/01/26)	8,520	8,887,451
Series A, 5.00%, 10/01/44 (PR 10/01/23)	13,480	13,621,667
Series A, 5.00%, 10/01/48 (PR 10/01/23)	8,315	8,402,386
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,119,381
Series B, 5.00%, 10/01/49 (Call 04/01/28)	14,425	15,100,986
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,062,557
Series C, 5.00%, 10/01/44 (PR 10/01/24)	12,060	12,419,283
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
0.00%, 10/01/35(a)	13,940	8,379,678
Series A, 0.00%, 10/01/37(a)	4,000	2,013,690
Series A, 5.00%, 10/01/44 (Call 10/01/28)	1,000	1,042,395
Series B, 4.00%, 10/01/44 (Call 10/01/29)	5,250	4,841,532
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,250	4,694,189
Series B, 4.00%, 10/01/53 (Call 10/01/29)	5,000	4,391,801
Series B, 4.00%, 10/01/53 (Call 10/01/29) (AGM)	3,000	2,720,288
Series B, 5.00%, 10/01/47 (Call 10/01/29)	1,000	1,030,040
Washington Metropolitan Area Transit Authority Dedicated Revenue RB, 5.00%, 07/15/26	3,360	3,566,957
Washington Metropolitan Area Transit Authority RB
Series A, 3.00%, 07/15/43 (Call 07/15/31)	10,000	7,895,161
Series A, 4.00%, 07/15/35 (Call 07/15/31)	1,500	1,562,838
Series A, 4.00%, 07/15/39 (Call 07/15/31)	1,000	1,005,072
Series A, 4.00%, 07/15/40 (Call 07/15/30)	2,000	1,985,676
Series A, 4.00%, 07/15/43 (Call 07/15/31)	12,305	11,808,360
Series A, 5.00%, 07/15/25	1,000	1,043,193
Series A, 5.00%, 07/15/27	500	541,401
Series A, 5.00%, 07/15/36 (Call 07/15/30)	11,730	13,043,787
Series A, 5.00%, 07/15/37 (Call 07/15/30)	2,765	3,052,584
Series A, 5.00%, 07/15/37 (Call 07/15/31)	2,750	3,069,668
Series A, 5.00%, 07/15/38 (Call 07/15/30)	2,000	2,200,048
Series A, 5.00%, 07/15/41 (Call 07/15/31)	2,000	2,184,500
Series A, 5.00%, 07/15/45 (Call 07/15/30)	2,000	2,133,340
Series A, 5.00%, 07/15/46 (Call 07/15/31)	2,250	2,412,929
Series B, 5.00%, 07/01/36 (Call 07/01/27)	1,700	1,811,960

		611,156,603

Florida — 1.3%
Broward County FL Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/40 (Call 10/01/29)	5,225	5,632,489
Central Florida Expressway Authority RB
2.13%, 07/01/36 (Call 07/01/31) (AGM)	1,000	754,745
4.00%, 07/01/35 (Call 07/01/31) (AGM)	500	516,434
4.00%, 07/01/37 (Call 07/01/31) (AGM)	3,440	3,447,388
4.00%, 07/01/38 (Call 07/01/31) (AGM)	1,000	1,002,221
4.00%, 07/01/41 (Call 07/01/27)	2,775	2,584,279
5.00%, 07/01/26 (AGM)	450	479,263
5.00%, 07/01/27 (AGM)	10,450	11,363,971
5.00%, 07/01/28 (AGM)	1,000	1,110,578
5.00%, 07/01/30 (AGM)	1,000	1,149,027
5.00%, 07/01/32 (Call 07/01/31) (AGM)	500	583,576

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
5.00%, 07/01/38 (Call 07/01/27)	$2,835	$2,990,305
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,089,806
Series B, 4.00%, 07/01/31 (Call 07/01/26)	1,050	1,071,168
Series B, 4.00%, 07/01/36 (Call 07/01/26)	2,000	2,007,394
Series B, 5.00%, 07/01/26	4,000	4,248,347
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	3,702,494
Series B, 5.00%, 07/01/34 (Call 07/01/26)	1,000	1,044,962
Series B, 5.00%, 07/01/44 (Call 07/01/29)	2,500	2,617,007
Series B, 5.00%, 07/01/49 (Call 07/01/29)	2,500	2,605,565
City of Cape Coral FL Water & Sewer Revenue RB, 4.00%, 10/01/42 (Call 10/01/27)	5,000	4,832,032
City of Gainesville FL Utilities System Revenue RB
Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,060,542
Series A, 5.00%, 10/01/44 (Call 10/01/29)	1,500	1,577,949
City of Miami Beach FL RB, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,023,199
City of Tampa FL Water & Wastewater System Revenue RB
Series A, 4.00%, 10/01/44 (Call 10/01/30)	1,000	1,002,528
Series A, 5.00%, 10/01/50 (Call 10/01/30)	12,000	13,009,013
Series A, 5.00%, 10/01/54 (Call 10/01/30)	8,780	9,492,782
County of Broward FL Airport System Revenue RB
5.25%, 10/01/38 (PR 10/01/23)	20,000	20,244,484
Series C, 5.25%, 10/01/28 (PR 10/01/23)	5,385	5,450,827
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	13,290	13,618,606
Series B, 5.00%, 10/01/37 (Call 10/01/24)	6,705	6,819,319
County of Miami-Dade FL GO
Series 2016A, 4.00%, 07/01/39 (Call 07/01/30)	5,000	4,951,200
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	1,917,333
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,075,269
Series D, 5.00%, 07/01/45 (Call 07/01/26)	8,505	8,739,237
County of Miami-Dade FL RB, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,079,558
County of Miami-Dade FL Transit System RB
4.00%, 07/01/39 (Call 07/01/29)	2,000	2,000,789
4.00%, 07/01/48 (Call 07/01/28)	5,215	4,893,651
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,110,406
Series A, 4.00%, 07/01/49 (Call 07/01/30)	3,500	3,240,670
Series A, 4.00%, 07/01/50 (Call 07/01/30)	5,000	4,602,981
County of Miami-Dade FL Water & Sewer System Revenue RB
4.00%, 10/01/39 (Call 04/01/31)	1,000	984,785
4.00%, 10/01/41 (Call 04/01/31)	1,000	967,288
4.00%, 10/01/46 (Call 04/01/31)	8,050	7,464,796
4.00%, 10/01/48 (Call 04/01/31)	2,000	1,839,795
4.00%, 10/01/51 (Call 04/01/31)	2,000	1,817,377
5.00%, 10/01/24	4,100	4,210,631
5.00%, 10/01/25	2,625	2,756,938
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	3,066,749
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	7,682,832
Series B, 4.00%, 10/01/37 (Call 10/01/27)	6,500	6,468,862
Series B, 4.00%, 10/01/44 (Call 10/01/29)	2,345	2,223,037
Series B, 4.00%, 10/01/49 (Call 10/01/29)	7,000	6,412,557
Series B, 5.00%, 10/01/27	1,000	1,091,446
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,079,796
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,072,276
Series B, 5.00%, 10/01/44 (Call 10/01/29)	2,000	2,130,047
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (PR 10/01/23)	6,610	6,718,315

Security	Par (000)	Value

Florida (continued)
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	$1,750	$1,944,301
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	5,678,175
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	2,643,198
Series A, 5.00%, 10/01/31 (Call 10/01/26)	830	875,244
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,009,475
Series B, 5.00%, 10/01/40 (PR 10/01/24)	3,075	3,166,608
Series B, 5.00%, 10/01/44 (PR 10/01/24)	2,425	2,497,244
Series B, 5.00%, 10/01/47 (Call 10/01/31)	2,000	2,150,395
Series F, 5.00%, 10/01/48 (Call 10/01/28)	7,000	7,337,088
Miami Beach Redevelopment Agency TA, Series 2015-A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	989,233
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	6,000	6,102,206
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,050,426
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 03/31/23) (AGM)	975	985,171
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	2,854,885
Series A, 5.00%, 07/01/40 (Call 07/01/23)	2,105	2,106,131
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,005,321
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,320	1,340,840
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,020	1,037,166
Mid-Bay Bridge Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,020,399
Series A, 5.00%, 10/01/40 (Call 10/01/25)	3,000	3,027,657
Orange County Convention Center/Orlando RB
5.00%, 10/01/24	1,285	1,312,695
Series B, 4.00%, 10/01/36 (Call 10/01/26)	2,070	2,036,361
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	2,611,683
Orlando Utilities Commission RB
Series A, 4.00%, 10/01/39 (Call 04/01/31)	4,685	4,608,190
Series A, 4.00%, 10/01/40 (Call 04/01/31)	4,000	3,891,009
Series A, 5.00%, 10/01/25	1,555	1,631,181
Series A, 5.00%, 10/01/26	9,305	9,967,992
Orlando-Orange County Expressway Authority RB, 5.00%, 07/01/35 (PR 07/01/23)	4,055	4,079,162
Palm Beach County School District, 5.25%, 08/01/38 (Call 08/01/32)	2,000	2,242,684
Palm Beach County School District COP
Series C, 5.00%, 08/01/29 (Call 08/01/28)	2,530	2,802,007
Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,075,518
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/38 (PR 06/01/23)	4,200	4,219,156
School Board of Miami-Dade County (The) COP
5.00%, 11/01/27 (Call 11/01/24)	3,300	3,398,886
5.00%, 03/15/43 (PR 03/15/23)	2,000	2,001,377
Series A, 4.00%, 08/01/29 (Call 08/01/23)	1,000	1,000,784
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,035,697
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,594,018
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,099,898
Series D, 5.00%, 02/01/30 (Call 02/01/26)	2,000	2,077,284
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27	1,750	1,888,237
Series A, 5.00%, 07/01/32 (Call 07/01/30)	2,000	2,273,864
Series A, 5.00%, 07/01/34 (Call 07/01/30)	2,000	2,258,258
Series C, 5.00%, 07/01/26	2,000	2,117,010

40	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
South Florida Water Management District COP
5.00%, 10/01/33 (Call 04/01/26)	$1,000	$1,048,792
5.00%, 10/01/35 (Call 04/01/26)	5,000	5,203,771
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/47 (Call 07/01/32)	11,395	12,518,990
Series A, 4.00%, 07/01/48 (Call 07/01/28)	4,000	3,753,519
State of Florida GO
4.00%, 06/01/36 (Call 06/01/27)	13,590	13,891,077
5.00%, 06/01/23	4,340	4,360,444
Series B, 4.00%, 07/01/48 (Call 07/01/28)	7,500	7,270,332
Series B, 5.00%, 06/01/25	2,460	2,568,615
Series C, 5.00%, 06/01/24	1,200	1,228,716
State of Florida Lottery Revenue RB, Series B, 5.00%, 07/01/25	1,100	1,146,849
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	6,210	6,385,316
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,380,664

		402,532,120

Georgia — 2.6%
City of Atlanta GA Airport Passenger Facility Charge RB
Series A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,015,745
Series C, 5.00%, 07/01/36 (Call 07/01/29)	2,500	2,746,557
Series C, 5.00%, 07/01/39 (Call 07/01/29)	2,500	2,694,424
Series F, 5.00%, 07/01/23	1,335	1,343,176
City of Atlanta GA Department of Aviation RB
4.00%, 07/01/49 (Call 07/01/29)	3,645	3,401,767
4.00%, 07/01/52 (Call 07/01/32)	3,010	2,787,321
5.00%, 07/01/47 (Call 07/01/32)	1,445	1,561,507
Series A, 5.00%, 07/01/25	1,735	1,806,112
Series A, 5.00%, 07/01/26	2,000	2,124,174
Series A, 5.00%, 07/01/28	2,000	2,208,625
Series A, 5.00%, 07/01/30	2,000	2,286,631
City of Atlanta GA GO
5.00%, 12/01/29	1,000	1,141,793
5.00%, 12/01/32	1,750	2,083,244
5.00%, 12/01/35 (Call 12/01/32)	1,750	2,019,560
5.00%, 12/01/38 (Call 12/01/32)	2,500	2,840,359
5.00%, 12/01/41 (Call 12/01/32)	2,000	2,237,567
5.00%, 12/01/42 (Call 12/01/32)	8,000	8,907,226
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	7,500	7,735,451
City of Atlanta GA Water & Wastewater Revenue RB
4.00%, 11/01/38 (Call 11/01/27)	8,000	7,989,867
5.00%, 11/01/28 (Call 05/01/25)	2,000	2,088,605
5.00%, 11/01/31 (Call 05/01/25)	1,755	1,832,068
5.00%, 11/01/32 (Call 05/01/25)	2,230	2,324,738
5.00%, 11/01/33 (PR 05/01/25)	11,680	12,156,560
5.00%, 11/01/34 (PR 05/01/25)	9,950	10,355,974
5.00%, 11/01/40 (Call 05/01/25)	50,420	51,784,032
5.00%, 11/01/43 (PR 05/01/25)	17,000	17,693,624
Series B, 5.00%, 11/01/43 (Call 11/01/27)	4,780	5,024,120
Series B, 5.00%, 11/01/47 (Call 11/01/27)	4,350	4,548,736
County of DeKalb GA Water & Sewerage Revenue RB, Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,367,230
County of Fulton GA Water & Sewerage Revenue RB
4.00%, 01/01/34 (Call 01/01/24)	15,990	15,998,109
4.00%, 01/01/35 (Call 01/01/24)	6,885	6,887,665
Forsyth County Water & Sewerage Authority RB, 3.00%, 04/01/49 (Call 04/01/29)	4,000	3,009,709

Security	Par (000)	Value

Georgia (continued)
Georgia Ports Authority RB
4.00%, 07/01/39 (Call 07/01/31)	$1,000	$993,582
4.00%, 07/01/40 (Call 07/01/31)	1,000	984,543
4.00%, 07/01/42 (Call 07/01/31)	1,000	985,524
4.00%, 07/01/47 (Call 07/01/32)	3,125	2,989,994
4.00%, 07/01/51 (Call 07/01/31)	1,750	1,642,356
4.00%, 07/01/52 (Call 07/01/32)	3,850	3,601,070
5.00%, 07/01/26	535	569,965
5.00%, 07/01/27	905	984,538
5.00%, 07/01/29	1,500	1,700,014
5.00%, 07/01/31	1,000	1,167,776
5.00%, 07/01/33 (Call 07/01/32)	1,500	1,764,849
5.00%, 07/01/35 (Call 07/01/32)	1,000	1,153,813
5.00%, 07/01/38 (Call 07/01/32)	750	845,186
5.00%, 07/01/41 (Call 07/01/32)	2,250	2,488,782
5.00%, 07/01/42 (Call 07/01/32)	5,865	6,457,355
5.00%, 07/01/47 (Call 07/01/32)	12,500	13,609,629
5.25%, 07/01/52 (Call 07/01/32)	6,750	7,410,112
Georgia State Road & Tollway Authority RB
4.00%, 07/15/41 (Call 07/15/31)	5,000	4,956,606
5.00%, 06/01/26	1,305	1,385,821
5.00%, 06/01/27	2,200	2,384,545
5.00%, 06/01/29	2,910	3,275,262
5.00%, 06/01/31 (Call 06/01/30)	2,500	2,861,522
5.00%, 06/01/32 (Call 06/01/30)	6,105	6,975,821
Series A, 4.00%, 07/15/42 (Call 07/15/31)	18,100	17,790,238
Series A, 4.00%, 07/15/46 (Call 07/15/31)	7,170	6,984,865
Gwinnett County School District GO
4.00%, 02/01/37 (Call 02/01/31)	2,000	2,037,868
5.00%, 08/01/25	6,000	6,284,816
5.00%, 02/01/31 (Call 08/01/25)	5,580	5,880,801
5.00%, 02/01/34 (Call 08/01/25)	4,995	5,253,445
5.00%, 02/01/38 (Call 02/01/29)	17,010	18,627,586
5.00%, 02/01/39 (Call 02/01/29)	6,165	6,725,899
5.00%, 02/01/40 (Call 02/01/29)	5,800	6,304,425
Series B, 5.00%, 08/01/26	25,000	26,764,135
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/47 (Call 07/01/30)	2,850	2,161,107
Series A, 4.00%, 07/01/24	1,000	1,009,937
Series A, 4.00%, 07/01/44 (PR 07/01/23)	20,000	20,057,392
Series B, 5.00%, 07/01/30 (Call 07/01/26)	7,865	8,416,071
Series B, 5.00%, 07/01/31 (Call 07/01/26)	5,000	5,349,954
Series B, 5.00%, 07/01/35 (Call 07/01/26)	7,750	8,194,758
Series B, 5.00%, 07/01/45 (Call 07/01/26)	1,745	1,810,517
Series C, 3.25%, 07/01/39 (Call 07/01/27)	2,500	2,214,961
Series E-1, 3.00%, 07/01/39 (Call 01/01/32)	2,500	2,115,470
Municipal Electric Authority of Georgia RB
4.00%, 01/01/44 (Call 07/01/28) (AGM)	2,000	1,838,378
4.00%, 01/01/49 (Call 07/01/28)	3,250	2,725,502
5.00%, 01/01/56 (Call 07/01/28)	3,000	3,033,518
5.00%, 01/01/63 (Call 07/01/28)	1,500	1,513,245
Series A, 4.00%, 01/01/49 (Call 01/01/29)	500	438,758
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,095,858
Series A, 5.00%, 01/01/34 (Call 01/01/32)	1,575	1,757,723
Series A, 5.00%, 01/01/44 (Call 01/01/29)	7,975	8,143,926
Series A, 5.00%, 01/01/49 (Call 07/01/28)	5,000	5,069,305
Series A, 5.00%, 07/01/60 (Call 07/01/25)	1,000	1,001,263
Series A, 5.00%, 01/01/62 (Call 01/01/30) (AGM)	3,335	3,410,497
Private Colleges & Universities Authority RB 5.00%, 09/01/29	1,500	1,705,148

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
5.00%, 09/01/48 (Call 09/01/29)	$2,500	$2,674,673
Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,415	2,424,308
Series A, 5.00%, 10/01/46 (Call 10/01/26)	6,525	6,703,129
Series B, 4.00%, 10/01/38 (Call 10/01/26)	4,000	4,018,112
Series B, 4.00%, 09/01/39 (Call 09/01/30)	1,500	1,501,384
Series B, 5.00%, 09/01/25	23,710	24,898,575
State of Georgia GO
4.00%, 07/01/24	10,000	10,120,233
4.00%, 07/01/40 (Call 07/01/32)	10,000	10,088,586
4.00%, 07/01/42 (Call 07/01/32)	10,000	9,987,648
5.00%, 07/01/25	1,890	1,976,137
5.00%, 07/01/26	7,635	8,159,037
5.00%, 07/01/29 (Call 07/01/28)	5,000	5,581,892
Series A, 4.00%, 07/01/34 (Call 07/01/31)	2,000	2,121,792
Series A, 4.00%, 08/01/34 (Call 08/01/30)	1,720	1,813,406
Series A, 4.00%, 07/01/35 (Call 07/01/28)	10,300	10,603,988
Series A, 4.00%, 07/01/37 (Call 07/01/31)	11,810	12,053,116
Series A, 4.00%, 07/01/38 (Call 07/01/31)	7,500	7,632,466
Series A, 4.00%, 07/01/39 (Call 07/01/31)	3,455	3,500,415
Series A, 5.00%, 08/01/25	10,000	10,474,693
Series A, 5.00%, 07/01/26	23,835	25,470,944
Series A, 5.00%, 02/01/27 (Call 02/01/26)	1,100	1,165,107
Series A, 5.00%, 07/01/27	26,890	29,367,986
Series A, 5.00%, 08/01/27	1,815	1,985,920
Series A, 5.00%, 07/01/28	5,165	5,765,992
Series A, 5.00%, 08/01/28	2,000	2,236,739
Series A, 5.00%, 07/01/29	1,500	1,710,319
Series A, 5.00%, 08/01/29	10,000	11,413,745
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,093,410
Series A, 5.00%, 07/01/30 (Call 07/01/28)	6,770	7,580,284
Series A, 5.00%, 07/01/31	1,570	1,851,341
Series A, 5.00%, 07/01/31 (Call 07/01/29)	5,080	5,776,506
Series A, 5.00%, 08/01/31 (Call 08/01/30)	2,690	3,123,645
Series A, 5.00%, 07/01/32 (Call 07/01/31)	3,455	4,069,117
Series A, 5.00%, 08/01/32 (Call 08/01/30)	13,000	15,079,073
Series A, 5.00%, 07/01/33 (Call 07/01/31)	8,000	9,401,488
Series A-1, 5.00%, 02/01/24	2,700	2,745,853
Series A-1, 5.00%, 02/01/26	1,010	1,069,693
Series A-2, 4.00%, 02/01/36 (Call 02/01/27)	8,800	8,950,847
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,035,379
Series A-2, 5.00%, 02/01/30 (Call 02/01/27)	11,420	12,417,984
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	5,000	5,435,038
Series C, 5.00%, 07/01/23	1,030	1,036,342
Series C, 5.00%, 07/01/26	2,000	2,137,272
Series C, 5.00%, 07/01/29 (Call 07/01/27)	5,500	6,026,696
Series E, 5.00%, 12/01/23	5,140	5,211,473
Series E, 5.00%, 12/01/24	13,370	13,815,109
Series E, 5.00%, 12/01/25	5,745	6,061,762
Series E, 5.00%, 12/01/26	16,390	17,673,380
Series E, 5.00%, 12/01/27 (Call 12/01/26)	1,205	1,299,074
Series F, 5.00%, 01/01/25	2,410	2,493,899
Series F, 5.00%, 07/01/25	7,715	8,066,613
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,795	3,029,214

		815,839,141

Hawaii — 0.7%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/39 (Call 07/01/29)	6,545	7,104,130
Series A, 4.00%, 07/01/38 (Call 01/01/28)	3,300	3,315,527
Series A, 4.00%, 07/01/44 (Call 07/01/29)	4,490	4,293,642

Security	Par (000)	Value

Hawaii (continued)
Series A, 4.00%, 07/01/49 (Call 07/01/29)	$9,250	$8,542,356
Series A, 4.13%, 07/01/47 (Call 07/01/32)	2,000	1,916,363
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,000	1,040,987
Series A, 5.00%, 07/01/45 (PR 07/01/25)	3,675	3,825,627
Series A, 5.00%, 07/01/47 (Call 01/01/28)	4,220	4,449,462
Series A, 5.00%, 07/01/47 (Call 07/01/32)	7,100	7,759,372
Series A, 5.00%, 07/01/51 (Call 07/01/32)	12,500	13,595,924
Series A, 5.25%, 07/01/51 (Call 07/01/32)	2,500	2,771,868
City & County of Honolulu HI, 5.00%, 11/01/28	2,930	3,274,810
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/27	1,170	1,279,968
Series B, 5.00%, 03/01/25	1,000	1,037,679
Series B, 5.00%, 03/01/28	2,120	2,337,414
Series B, 5.00%, 03/01/30	1,500	1,718,267
Series B, 5.00%, 03/01/31 (Call 03/01/30)	2,500	2,868,231
Series C, 5.00%, 10/01/30	5,000	5,783,483
Honolulu City & County Board of Water Supply RB, 4.00%, 07/01/35 (PR 07/01/24)	4,000	4,047,571
State of Hawaii Airports System Revenue RB
4.00%, 07/01/39 (Call 07/01/30)	7,395	7,217,940
Series D, 4.00%, 07/01/35 (Call 07/01/30)	2,000	2,026,659
Series D, 4.00%, 07/01/38 (Call 07/01/30)	2,000	1,972,699
State of Hawaii GO
5.00%, 08/01/28 (PR 08/01/24)	2,865	2,936,860
5.00%, 01/01/37 (Call 01/01/29)	2,000	2,178,598
Series EH, 5.00%, 08/01/23 (ETM)	980	987,340
Series EH, 5.00%, 08/01/24 (PR 08/01/23)	3,370	3,395,936
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	500	503,770
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	246,835
Series EO, 5.00%, 08/01/23 (ETM)	665	669,843
Series EO, 5.00%, 08/01/24	6,010	6,165,781
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	4,955	5,082,050
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,338,461
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	225,518
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	720	738,461
Series EO, 5.00%, 08/01/29 (PR 08/01/24)	280	287,023
Series EO, 5.00%, 08/01/30 (Call 08/01/24)	1,895	1,945,975
Series EP, 5.00%, 08/01/24	10,735	11,013,254
Series EY, 5.00%, 10/01/23	1,030	1,040,884
Series EY, 5.00%, 10/01/24	10,075	10,368,851
Series EZ, 5.00%, 10/01/27 (PR 10/01/25)	2,000	2,100,015
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	7,755	7,895,645
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	6,630	6,698,196
Series FH, 5.00%, 10/01/26	3,875	4,149,734
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	4,725	5,050,034
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	3,450	3,690,962
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,027,070
Series FK, 5.00%, 05/01/26	1,310	1,390,852
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	2,310	2,479,766
Series FN, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,087,861
Series FT, 5.00%, 01/01/24	3,570	3,623,664
Series FT, 5.00%, 01/01/26	3,410	3,595,221
Series FT, 5.00%, 01/01/28	1,000	1,097,179
Series FT, 5.00%, 01/01/30 (Call 01/01/28)	3,000	3,305,250
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	3,005	3,309,290
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	2,000	2,194,826
Series FW, 5.00%, 01/01/33 (Call 01/01/29)	4,760	5,316,985
Series FW, 5.00%, 01/01/35 (Call 01/01/29)	2,000	2,210,171

42	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii State Highway Fund RB, 5.00%, 01/01/41 (Call 01/01/31)	$5,000	$5,492,610

		209,020,750

Idaho — 0.0%
Idaho Housing & Finance Association RB
5.00%, 07/15/26	1,030	1,094,801
Series A, 4.00%, 07/15/38 (Call 07/15/31)	2,150	2,113,673

		3,208,474

Illinois — 4.1%
Chicago Board of Education Dedicated Capital Improvement Tax RB, 5.75%, 04/01/34 (Call 04/01/27)	1,670	1,753,922
Chicago Board of Education RB, 6.00%, 04/01/46 (Call 04/01/27)	1,830	1,888,598
Chicago Midway International Airport RB
Series B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,020,644
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,288,478
Chicago O’Hare International Airport RB
4.00%, 01/01/42 (Call 01/01/32)	2,000	1,896,008
4.00%, 01/01/53 (Call 01/01/29) (AGM)	9,450	8,782,247
5.00%, 01/01/40 (Call 01/01/32)	15,045	16,287,657
5.75%, 01/01/43 (Call 01/01/24)	1,000	1,013,826
Series A, 4.00%, 01/01/35 (Call 01/01/30)	4,000	4,066,842
Series A, 5.00%, 01/01/34 (Call 01/01/30)	8,045	8,946,034
Series A, 5.00%, 01/01/35 (Call 01/01/30)	10,000	11,018,734
Series B, 4.00%, 01/01/44 (Call 01/01/29)	7,000	6,574,190
Series B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,578,132
Series B, 5.00%, 01/01/28 (Call 01/01/25)	10,000	10,311,291
Series B, 5.00%, 01/01/30 (Call 01/01/25)	6,110	6,294,292
Series B, 5.00%, 01/01/32 (Call 01/01/25)	15,000	15,450,564
Series B, 5.00%, 01/01/33 (Call 01/01/25)	9,085	9,355,215
Series B, 5.00%, 01/01/34 (Call 01/01/25)	1,175	1,208,814
Series B, 5.00%, 01/01/36 (Call 01/01/27)	14,110	14,777,252
Series B, 5.00%, 01/01/37 (Call 01/01/27)	2,345	2,442,380
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,142,113
Series B, 5.00%, 01/01/39 (Call 01/01/27)	7,500	7,773,295
Series B, 5.00%, 01/01/41 (Call 01/01/26)	4,075	4,172,150
Series B, 5.00%, 01/01/48 (Call 01/01/29)	21,990	22,743,947
Series B, 5.00%, 01/01/53 (Call 01/01/29)	4,735	4,879,717
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	483,767
Series C, 5.00%, 01/01/34 (Call 01/01/26)	1,300	1,357,293
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,011,544
Series D, 5.00%, 01/01/47 (Call 01/01/27)	8,380	8,582,447
Series D, 5.00%, 01/01/52 (Call 01/01/27)	20,915	21,363,518
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,038,209
Series E, 5.00%, 01/01/24	3,300	3,346,613
Series E, 5.00%, 01/01/27	2,000	2,137,998
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	780	832,507
Chicago Transit Authority Sales Tax Receipts Fund RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,025,486
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,527,568
City of Chicago IL GO
5.50%, 01/01/39 (Call 01/01/32)	2,850	3,023,612
Series A, 4.00%, 01/01/35 (Call 01/01/31)	6,500	6,037,321
Series A, 5.00%, 01/01/29	3,000	3,099,296
Series A, 5.00%, 01/01/33 (Call 01/01/31)	10,000	10,359,696
Series A, 5.00%, 01/01/44 (Call 01/01/29)	2,500	2,430,474
Series A, 5.50%, 01/01/49 (Call 01/01/29)	5,000	5,116,772

Security	Par (000)	Value

Illinois (continued)
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	$2,000	$2,003,026
5.00%, 01/01/42 (Call 01/01/24)	1,000	999,982
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	1,075	1,075,507
County of Will IL GO
5.00%, 11/15/41 (PR 11/15/25)	13,050	13,632,735
5.00%, 11/15/45 (PR 11/15/25)	18,000	18,803,772
Illinois Finance Authority RB
4.00%, 01/01/25	3,310	3,359,062
4.00%, 01/01/32 (Call 01/01/31)	7,800	8,321,918
4.00%, 07/01/37 (Call 01/01/31)	8,345	8,524,967
4.00%, 07/01/38 (Call 01/01/31)	3,000	3,046,166
5.00%, 07/01/34 (Call 07/01/29)	2,575	2,863,189
5.00%, 07/01/34 (Call 01/01/31)	1,750	1,992,274
5.00%, 07/01/35 (Call 01/01/31)	4,950	5,588,459
5.00%, 07/01/36 (Call 01/01/27)	6,030	6,415,363
5.00%, 07/01/36 (Call 01/01/31)	15,000	16,787,782
5.00%, 07/01/37 (Call 07/01/29)	13,415	14,651,702
5.00%, 10/01/48 (Call 10/01/27)	2,000	2,110,536
VRDN, 3.47%, 12/01/34 (Put 03/07/23)(b)	18,240	18,240,000
Series A, 4.00%, 10/01/38 (Call 10/01/24)	10,000	9,978,444
Series A, 5.00%, 10/01/32	4,000	4,743,968
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,032,934
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,052,385
Series A, 5.25%, 10/01/52 (PR 04/01/23)	1,000	1,001,466
Series D, VRDN, 3.30%, 12/01/46 (Put 03/07/23)(b)	10,000	10,000,000
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	2,335	2,416,288
5.00%, 01/01/26	1,200	1,262,510
5.00%, 01/01/27	6,320	6,784,461
5.00%, 01/01/28	6,000	6,574,552
5.00%, 01/01/30	3,000	3,408,397
5.00%, 01/01/31 (Call 01/01/29)	1,500	1,662,839
5.00%, 01/01/31 (Call 01/01/30)	2,000	2,254,731
5.00%, 01/01/34 (Call 01/01/24)	10,000	10,161,348
5.00%, 01/01/35 (Call 01/01/24)	11,700	11,878,460
5.00%, 01/01/36 (Call 01/01/24)	52,000	52,709,987
5.00%, 01/01/37 (Call 01/01/25)	35,000	35,732,396
5.00%, 01/01/39 (Call 01/01/24)	52,750	53,241,113
Series A, 4.00%, 12/01/31 (Call 01/01/26)	5,035	5,166,682
Series A, 4.00%, 01/01/42 (Call 01/01/32)	11,825	11,367,259
Series A, 4.00%, 01/01/44 (Call 07/01/29)	5,500	5,232,946
Series A, 4.00%, 01/01/46 (Call 01/01/32)	4,065	3,827,080
Series A, 5.00%, 01/01/25	7,900	8,175,023
Series A, 5.00%, 01/01/27	3,000	3,220,472
Series A, 5.00%, 01/01/30 (Call 01/01/29)	3,000	3,331,155
Series A, 5.00%, 12/01/31 (Call 01/01/26)	2,080	2,194,228
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,159,190
Series A, 5.00%, 01/01/38 (Call 01/01/24)	1,000	1,000,834
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,043,735
Series A, 5.00%, 01/01/41 (Call 01/01/32)	4,000	4,298,839
Series A, 5.00%, 01/01/42 (Call 01/01/28)	28,500	29,702,318
Series A, 5.00%, 01/01/44 (Call 07/01/29)	8,400	8,831,336
Series A, 5.00%, 01/01/45 (Call 01/01/31)	5,000	5,302,739
Series A, 5.00%, 01/01/46 (Call 01/01/32)	4,000	4,260,033
Series B, 5.00%, 01/01/25	5,070	5,246,502
Series B, 5.00%, 01/01/26	2,500	2,623,297
Series B, 5.00%, 01/01/27	2,130	2,286,535
Series B, 5.00%, 01/01/29	2,000	2,236,197

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 01/01/31 (Call 01/01/30)	$1,500	$1,697,992
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,046,527
Series B, 5.00%, 01/01/37 (Call 01/01/24)	32,550	32,965,338
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,561,181
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,645	9,930,037
Series B, 5.00%, 01/01/41 (Call 07/01/26)	7,430	7,655,106
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,050,358
Metropolitan Pier & Exposition Authority RB
Series A, 5.50%, 06/15/29 (ETM) (NPFGC)	95	98,633
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,762,219
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	847,703
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/28 (Call 12/01/26)	3,180	3,388,133
Series A, 5.00%, 12/01/44 (PR 12/01/24)	25,165	25,998,435
Series B, 5.00%, 12/01/33 (Call 12/01/31)	5,000	5,723,511
Series B, 5.25%, 12/01/34	2,500	3,058,771
Metropolitan Water Reclamation District of Greater Chicago GOL, Series C, 5.25%, 12/01/32	1,340	1,614,725
Regional Transportation Authority RB, 5.75%, 06/01/23 (AGM)	355	357,063
Sales Tax Securitization Corp. RB
Series A, 4.00%, 01/01/40 (Call 01/01/30) (BAM)	1,000	933,245
Series A, 5.00%, 01/01/25	770	792,918
Series A, 5.00%, 01/01/30	7,500	8,294,883
Series A, 5.00%, 01/01/32	5,000	5,620,599
Series A, 5.00%, 01/01/37 (Call 01/01/30) (BAM)	1,000	1,067,033
State of Illinois GO
5.00%, 02/01/24	15,070	15,218,640
5.00%, 04/01/24	3,545	3,586,213
5.00%, 05/01/24	11,880	12,028,233
5.00%, 02/01/25	2,000	2,040,356
5.00%, 02/01/26	5,000	5,152,840
5.00%, 02/01/26 (Call 02/01/24)	2,400	2,423,844
5.00%, 02/01/27	12,000	12,488,083
5.00%, 02/01/28 (Call 02/01/27)	4,500	4,682,531
5.00%, 05/01/28 (Call 05/01/24)	1,080	1,093,875
5.00%, 05/01/29 (Call 05/01/24)	1,900	1,925,390
5.00%, 10/01/29	5,000	5,310,320
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,518,523
5.00%, 10/01/32	10,000	10,710,656
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,007,844
5.00%, 02/01/39 (Call 02/01/24)	7,285	7,316,583
5.00%, 05/01/39 (Call 05/01/24)	2,500	2,513,857
5.25%, 07/01/28 (Call 07/01/23)	1,000	1,004,526
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,008,859
5.25%, 02/01/32 (Call 02/01/24)	7,650	7,741,214
5.25%, 02/01/34 (Call 02/01/24)	3,000	3,033,323
5.25%, 10/01/37 (Call 10/01/32)	5,000	5,319,046
5.25%, 10/01/46 (Call 10/01/32)	5,000	5,147,173
5.25%, 10/01/47 (Call 10/01/32)	3,000	3,083,102
5.38%, 05/01/23	4,500	4,510,389
5.50%, 05/01/24	2,500	2,545,271
5.50%, 07/01/27 (Call 07/01/23)	660	663,653
5.50%, 05/01/30	2,000	2,191,693
5.50%, 07/01/33 (Call 07/01/23)	5,000	5,024,843
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,003,873
5.50%, 05/01/39 (Call 05/01/30)	7,075	7,516,883
5.75%, 05/01/45 (Call 05/01/30)	3,125	3,312,168
Series A, 4.00%, 12/01/33 (Call 12/01/27)	2,500	2,453,614

Security	Par (000)	Value

Illinois (continued)
Series A, 4.00%, 03/01/38 (Call 03/01/31)	$2,000	$1,870,499
Series A, 4.00%, 03/01/41 (Call 03/01/31)	4,750	4,307,487
Series A, 5.00%, 10/01/23	5,400	5,433,994
Series A, 5.00%, 03/01/25	2,120	2,164,626
Series A, 5.00%, 10/01/26	4,750	4,927,337
Series A, 5.00%, 11/01/26	5,000	5,190,755
Series A, 5.00%, 03/01/27	2,640	2,749,650
Series A, 5.00%, 12/01/27	9,600	10,065,129
Series A, 5.00%, 03/01/28	1,425	1,497,354
Series A, 5.00%, 03/01/31	1,500	1,601,838
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,081,621
Series A, 5.00%, 12/01/32 (Call 12/01/27)	2,270	2,356,648
Series A, 5.00%, 03/01/33 (Call 03/01/31)	2,500	2,648,529
Series A, 5.00%, 10/01/33 (Call 10/01/28)	1,240	1,291,622
Series A, 5.00%, 12/01/34 (Call 12/01/27)	2,650	2,736,891
Series A, 5.00%, 03/01/35 (Call 03/01/31)	1,500	1,576,134
Series A, 5.00%, 03/01/36 (Call 03/01/31)	3,000	3,137,811
Series A, 5.00%, 12/01/38 (Call 12/01/27)	3,740	3,819,475
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,037,569
Series A, 5.00%, 03/01/46 (Call 03/01/31)	24,235	24,473,574
Series A, 5.25%, 03/01/37 (Call 03/01/32)	1,665	1,770,914
Series A, 5.50%, 03/01/42 (Call 03/01/32)	3,000	3,189,524
Series A, 5.50%, 03/01/47 (Call 03/01/32)	2,000	2,097,964
Series B, 4.00%, 12/01/39 (Call 12/01/31)	2,000	1,837,987
Series B, 5.00%, 03/01/23	1,390	1,390,000
Series B, 5.00%, 03/01/24	3,000	3,032,343
Series B, 5.00%, 03/01/26	6,190	6,388,094
Series B, 5.00%, 03/01/28	3,450	3,625,184
Series B, 5.00%, 10/01/28	2,000	2,110,922
Series B, 5.00%, 10/01/29 (Call 10/01/28)	4,100	4,319,838
Series B, 5.00%, 03/01/30	4,000	4,257,101
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,152,492
Series B, 5.00%, 11/01/30 (Call 11/01/29)	2,000	2,118,309
Series B, 5.00%, 03/01/31	3,000	3,203,601
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,089,385
Series B, 5.00%, 11/01/32 (Call 11/01/29)	5,750	6,048,666
Series B, 5.00%, 03/01/33 (Call 03/01/32)	2,000	2,131,200
Series B, 5.00%, 12/01/33 (Call 12/01/31)	5,000	5,302,804
Series B, 5.00%, 03/01/34 (Call 03/01/32)	5,000	5,304,833
Series C, 4.00%, 03/01/23	5,000	5,000,000
Series C, 4.00%, 03/01/24	6,160	6,166,725
Series C, 4.00%, 10/01/38 (Call 10/01/30)	2,500	2,324,746
Series C, 4.00%, 10/01/40 (Call 10/01/30)	5,000	4,554,677
Series C, 4.00%, 11/01/40 (Call 11/01/29)	18,000	16,381,663
Series C, 5.00%, 11/01/29 (Call 11/01/27)	19,495	20,379,956
Series D, 5.00%, 11/01/23	31,430	31,655,397
Series D, 5.00%, 11/01/24	8,450	8,598,991
Series D, 5.00%, 11/01/25	22,485	23,113,478
Series D, 5.00%, 11/01/26	16,070	16,683,088
Series D, 5.00%, 11/01/27	30,280	31,724,202
Series D, 5.00%, 11/01/28 (Call 11/01/27)	10,405	10,894,560
State of Illinois RB, 5.00%, 06/15/26 (Call 06/15/23)	1,500	1,505,427

		1,295,624,024

Indiana — 0.6%
City of Indianapolis Department of Public Utilities Water System Revenue RB
Series A, 5.00%, 10/01/33 (Call 10/01/28)	4,180	4,573,257
Series A, 5.00%, 10/01/35 (Call 10/01/28)	1,000	1,079,269
Series B, 5.00%, 10/01/37 (Call 10/01/26)	14,010	14,486,659

44	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority RB
3.00%, 10/01/41 (Call 10/01/31)	$5,000	$4,054,930
4.00%, 02/01/39 (Call 02/01/31)	7,000	7,059,558
4.00%, 02/01/40 (Call 02/01/31)	3,000	3,008,943
5.00%, 02/01/31	10,000	11,614,943
5.00%, 08/01/36 (PR 08/01/26)	8,935	9,550,466
Series 1, 4.00%, 10/01/39 (Call 10/01/31)	4,200	4,028,756
Series 1, 5.00%, 10/01/29	1,000	1,133,919
Series 1, 5.00%, 10/01/34 (Call 10/01/31)	2,600	2,990,514
Series A, 4.00%, 10/01/42 (Call 10/01/23)	2,500	2,394,520
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,127,596
Series A, 5.00%, 02/01/38 (Call 02/01/29)	3,310	3,595,052
Series A, 5.00%, 02/01/39 (Call 02/01/29)	7,755	8,386,932
Series A, 5.00%, 10/01/40 (Call 10/01/24)	10,000	10,184,664
Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,076,842
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,015,546
Series A, 5.00%, 10/01/46 (Call 10/01/26)	7,370	7,613,291
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,034,110
Series B, 5.00%, 02/01/24	6,500	6,609,797
Series B, 5.00%, 02/01/25	4,915	5,097,320
Series B, 5.00%, 02/01/34 (Call 02/01/31)	3,000	3,454,418
Series B, 5.00%, 02/01/41 (Call 02/01/31)	7,555	8,317,293
Series C, 5.00%, 12/01/23	1,545	1,565,910
Series C, 5.00%, 12/01/24	5,070	5,234,412
Series C, 5.00%, 12/01/25	7,890	8,303,670
Series C, 5.00%, 06/01/27 (Call 12/01/26)	7,110	7,653,597
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	1,987,993
Series C, 5.00%, 06/01/29	3,120	3,505,913
Series E, 5.00%, 02/01/27 (Call 08/01/26)	3,315	3,537,779
Indiana Municipal Power Agency RB
Series A, 5.00%, 01/01/42 (Call 07/01/26)	18,345	18,855,995
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,000	3,175,152
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.00%, 02/01/49 (Call 02/01/29)	6,000	6,299,596
Series A, 5.00%, 02/01/54 (Call 02/01/29)	9,950	10,389,775

		196,998,387

Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/28 (Call 08/01/27)	3,195	3,494,749
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,191,812
5.00%, 08/01/31 (Call 08/01/27)	3,415	3,741,870
5.00%, 08/01/39 (Call 08/01/32)	5,000	5,616,699
5.00%, 08/01/42 (Call 08/01/27)	2,000	2,112,523
5.00%, 08/01/47 (Call 08/01/32)	2,500	2,723,623
5.00%, 08/01/52 (Call 08/01/32)	3,715	4,023,929
Series A, 5.00%, 08/01/37 (Call 08/01/30)	8,565	9,494,610
Series A, 5.00%, 08/01/38 (Call 08/01/30)	2,665	2,942,176
Series A, 5.00%, 08/01/40 (Call 08/01/31)	6,680	7,391,625
Series A, 5.00%, 08/01/49 (Call 08/01/30)	1,525	1,633,918
State of Iowa RB, Series A, 5.00%, 06/01/27 (Call 06/01/26)	1,000	1,058,750

		46,426,284

Kansas — 0.2%
Johnson County Unified School District No. 512 Shawnee Mission GO
5.00%, 10/01/33 (PR 10/01/25)	5,000	5,250,038
Series A, 4.00%, 10/01/23	2,650	2,663,498
Kansas Development Finance Authority RB, 5.00%, 05/01/31 (Call 05/01/29)	5,465	6,187,172

Security	Par (000)	Value

Kansas (continued)
Seward County Unified School District No. 480 Liberal GO
Series B, 4.00%, 09/01/32 (PR 09/01/25)	$3,895	$3,984,800
Series B, 4.00%, 09/01/33 (PR 09/01/25)	4,080	4,174,065
State of Kansas Department of Transportation RB
5.00%, 09/01/26 (Call 09/01/25)	5,025	5,260,826
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,140,792
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,046,685
5.00%, 09/01/30 (Call 09/01/25)	3,270	3,421,857
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,130,497
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,076,269
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,056,312
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,028,008
Series A, 5.00%, 09/01/30 (Call 09/01/24)	1,100	1,130,646
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	8,996,078

		53,547,543

Kentucky — 0.0%
Kentucky Asset Liability Commission RB, Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,010	1,032,778
Kentucky Public Transportation Infrastructure Authority RB, Series A, 5.75%, 07/01/49 (PR 07/01/23)	1,000	1,007,234
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/23 (SAP)	1,650	1,666,722

		3,706,734

Louisiana — 0.5%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (PR 06/01/24)	1,000	1,021,953
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (PR 12/01/24)	1,000	1,033,119
East Baton Rouge Sewerage Commission RB
Series A, 4.00%, 02/01/45 (Call 02/01/29)	3,000	2,805,395
Series B, 5.00%, 02/01/39 (PR 02/01/25)	2,000	2,071,166
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Series 2014-A, 5.00%, 02/01/44 (PR 02/01/24)	2,000	2,033,784
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,535,185
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (PR 05/01/25)	1,000	1,028,293
Series A, 5.00%, 05/01/41 (PR 05/01/25)	8,500	8,828,699
Series B, 4.00%, 05/01/39 (Call 05/01/32)	5,830	5,741,980
Series B, 5.00%, 05/01/36 (PR 05/01/24)	1,000	1,020,420
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,105,493
Series C-1, 5.00%, 05/01/43 (PR 05/01/23)	10,000	10,028,449
State of Louisiana GO
5.00%, 03/01/35 (Call 03/01/29)	8,000	8,849,307
Series A, 4.00%, 02/01/29 (Call 02/01/24)	2,110	2,122,044
Series A, 4.00%, 02/01/31 (Call 02/01/24)	10,000	10,057,081
Series A, 4.00%, 02/01/33 (Call 02/01/24)	3,000	3,017,124
Series A, 4.00%, 04/01/39 (Call 04/01/32)	7,500	7,328,452
Series A, 4.00%, 04/01/40 (Call 04/01/32)	10,000	9,668,478
Series A, 4.00%, 04/01/41 (Call 04/01/32)	4,445	4,291,700
Series A, 4.00%, 04/01/42 (Call 04/01/32)	15,065	14,417,906
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,014,629
Series A, 5.00%, 03/01/31 (Call 03/01/29)	10,870	12,202,468
Series A, 5.00%, 03/01/32 (Call 03/01/31)	7,875	9,117,115
Series A, 5.00%, 03/01/40 (Call 03/01/31)	5,000	5,473,467
Series B, 5.00%, 08/01/25	8,595	8,982,554

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Series B, 5.00%, 08/01/27 (Call 08/01/26)	$3,100	$3,315,622
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	3,038,662
Series C, 5.00%, 08/01/23	1,000	1,007,531
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,052,400
Series C, 5.00%, 08/01/26 (Call 08/01/24)	5,000	5,128,902
Series D, 5.00%, 09/01/24	3,075	3,159,760
State of Louisiana RB, 5.00%, 09/01/23	5,105	5,151,375

		158,650,513

Maine — 0.0%
Maine Turnpike Authority RB
4.00%, 07/01/45 (Call 07/01/30)	1,000	955,560
4.00%, 07/01/50 (Call 07/01/30)	2,425	2,202,780
5.00%, 07/01/47 (Call 07/01/28)	1,000	1,048,630

		4,206,970

Maryland — 2.4%
City of Baltimore MD RB
Series A, 4.00%, 07/01/44 (Call 07/01/29)	6,500	6,281,523
Series A, 4.00%, 07/01/49 (Call 07/01/29)	2,000	1,878,380
Series A, 5.00%, 07/01/43 (PR 01/01/24)	1,000	1,015,692
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,101,765
County of Anne Arundel MD GOL
4.00%, 10/01/51 (Call 04/01/32)	15,460	14,895,868
5.00%, 10/01/23	3,110	3,143,582
5.00%, 10/01/25	2,225	2,337,965
5.00%, 10/01/26	5,275	5,663,867
5.00%, 04/01/28	6,575	7,291,077
5.00%, 10/01/28	4,690	5,256,214
5.00%, 10/01/47 (Call 10/01/27)	2,000	2,107,067
County of Baltimore MD GO, 4.00%, 03/01/37 (Call 03/01/29)	4,575	4,626,278
County of Howard MD GO, 5.00%, 02/15/27	1,070	1,158,202
County of Montgomery MD GO
4.00%, 08/01/24	5,000	5,062,372
4.00%, 12/01/30 (Call 12/01/24)	10,000	10,138,085
4.00%, 11/01/33 (PR 11/01/24)	14,630	14,854,543
Series A, 4.00%, 08/01/32 (Call 08/01/31)	12,445	13,603,415
Series A, 4.00%, 12/01/33 (Call 12/01/24)	5,125	5,188,862
Series A, 5.00%, 11/01/24	3,125	3,222,237
Series A, 5.00%, 11/01/26	5,400	5,808,409
Series A, 5.00%, 11/01/28 (PR 11/01/24)	525	541,509
Series B, 4.00%, 11/01/28	5,545	5,914,530
Series B, 5.00%, 11/01/24	2,250	2,320,011
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,945	4,074,652
Series C, 5.00%, 10/01/25	6,365	6,688,156
Series C, 5.00%, 10/01/26	5,000	5,368,595
Series C, 5.00%, 10/01/27	1,500	1,645,954
Series E, VRDN, 2.40%, 11/01/37 (Put 02/28/23)(b)	15,000	15,000,000
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	1,200	1,287,260
County of Prince George’s MD GOL
4.00%, 08/01/31 (PR 08/01/23)	7,690	7,716,261
5.00%, 07/01/26	10,990	11,737,090
5.00%, 07/01/32	15,785	18,802,189
Series A, 5.00%, 07/15/24	10,000	10,255,959
Series A, 5.00%, 07/15/27	1,505	1,643,814
Series A, 5.00%, 07/01/28	15,580	17,368,251
Series A, 5.00%, 07/15/28	7,235	8,072,153
Series A, 5.00%, 07/01/29	12,150	13,823,163
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,230,175

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 07/15/31 (Call 07/15/28)	$11,000	$12,271,196
Series A, 5.00%, 07/01/33 (Call 07/01/32)	9,200	10,932,335
Maryland Stadium Authority RB, 5.00%, 05/01/46 (PR 05/01/26) (ST INTERCEPT)	38,750	41,201,949
Maryland State Transportation Authority RB
4.00%, 07/01/50 (Call 07/01/30)	16,000	14,971,626
5.00%, 07/01/26	8,510	9,071,751
State of Maryland Department of Transportation RB
3.00%, 10/01/34 (Call 10/01/27)	4,180	3,962,227
4.00%, 11/01/25 (Call 11/01/24)	3,025	3,075,678
5.00%, 11/01/23	2,005	2,029,020
5.00%, 09/01/24	1,275	1,308,449
5.00%, 11/01/24	4,505	4,637,037
5.00%, 09/01/25	6,155	6,452,936
5.00%, 09/01/26	10,960	11,735,863
5.00%, 12/01/26	2,000	2,152,911
5.00%, 09/01/27	7,030	7,675,197
5.00%, 10/01/27	1,000	1,094,595
5.00%, 10/01/27 (Call 10/01/26)	5,005	5,376,584
5.00%, 09/01/28 (Call 09/01/27)	3,045	3,335,237
5.00%, 10/01/28 (Call 10/01/27)	7,000	7,680,464
5.00%, 10/01/29 (Call 10/01/26)	1,800	1,940,982
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,097,657
5.00%, 10/01/34 (Call 10/01/30)	2,090	2,395,718
Series A, 5.00%, 10/01/27	3,000	3,281,083
Series A, 5.00%, 10/01/29	10,000	11,384,343
Series B, 5.00%, 12/01/23	4,995	5,062,231
State of Maryland GO
4.00%, 06/01/29 (Call 06/01/24)	6,130	6,197,090
4.00%, 08/01/29	4,500	4,830,569
4.00%, 03/15/30 (Call 03/15/27)	5,000	5,211,256
5.00%, 08/01/27	7,000	7,653,097
5.00%, 03/01/28	4,000	4,425,950
5.00%, 06/01/30	17,820	20,599,674
5.00%, 06/01/33 (Call 06/01/32)	6,000	7,129,009
5.00%, 06/01/35 (Call 06/01/32)	10,000	11,677,264
5.00%, 08/01/35 (Call 08/01/30)	6,505	7,390,828
5.00%, 06/01/37 (Call 06/01/32)	1,875	2,147,302
First Series, 4.00%, 06/01/25 (Call 06/01/24)	4,255	4,297,545
First Series, 4.00%, 03/15/33 (Call 03/15/29)	1,200	1,271,579
First Series, 5.00%, 03/15/27	4,080	4,424,258
First Series, 5.00%, 03/15/29	5,000	5,654,713
First Series, 5.00%, 03/15/31 (Call 03/15/29)	3,000	3,385,779
First Series, 5.00%, 03/15/32 (Call 03/15/29)	5,000	5,637,485
Second Series, 4.00%, 08/01/32 (Call 08/01/28)	4,000	4,218,330
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	2,905	3,240,483
Second Series, 5.00%, 08/01/31 (Call 08/01/28)	1,500	1,669,828
Second Series A, 4.00%, 08/01/35 (Call 08/01/31)	7,400	7,721,345
Second Series A, 5.00%, 08/01/24	13,060	13,405,825
Second Series A, 5.00%, 08/01/28	7,650	8,539,163
Second Series A, 5.00%, 08/01/29	4,500	5,124,779
Second Series A, 5.00%, 08/01/31 (Call 08/01/29)	5,500	6,245,372
Series A, 3.13%, 03/15/33 (Call 03/15/28)	4,800	4,722,652
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,008,745
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,007,327
Series A, 4.00%, 08/01/36 (Call 08/01/31)	13,000	13,345,060
Series A, 5.00%, 03/15/23	6,810	6,814,863
Series A, 5.00%, 08/01/24 (PR 08/01/23)	2,225	2,242,124
Series A, 5.00%, 03/15/25	6,720	6,976,044
Series A, 5.00%, 03/15/26	6,015	6,384,202

46	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 03/01/27	$10,000	$10,834,722
Series A, 5.00%, 03/15/27	1,350	1,463,909
Series A, 5.00%, 03/15/28	1,160	1,284,570
Series A, 5.00%, 08/01/28	7,500	8,371,729
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	5,466,913
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	8,568,931
Series A, 5.00%, 03/15/29 (Call 03/15/28)	2,025	2,243,029
Series A, 5.00%, 03/15/30	1,185	1,364,866
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,000	3,318,616
Series A, 5.00%, 08/01/31	3,000	3,534,619
Series A, 5.00%, 08/01/34 (Call 08/01/31)	7,000	8,151,757
Series A, 5.00%, 03/01/36 (Call 03/01/31)	1,760	2,002,111
Series B, 4.00%, 08/01/25	3,970	4,059,171
Series B, 5.00%, 08/01/25	1,190	1,245,922
Series B, 5.00%, 08/01/26	18,620	19,921,389
Series C, 3.00%, 08/01/26	6,500	6,504,772
Series C, 4.00%, 03/01/28	5,000	5,290,609
Series C, 4.00%, 03/01/29	4,210	4,511,276
Series C, 5.00%, 08/01/23	1,000	1,007,696
Series C, 5.00%, 08/01/24	5,380	5,522,461
Series C, 5.00%, 03/01/25	4,630	4,802,631
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/30 (GTD)	8,160	9,427,021

		740,750,454

Massachusetts — 4.7%
City of Boston MA GO
Series A, 5.00%, 11/01/25	8,000	8,427,662
Series A, 5.00%, 11/01/28	10,000	11,249,434
Series A, 5.00%, 11/01/32	5,000	6,006,761
Series A, 5.00%, 11/01/35 (Call 11/01/32)	5,155	6,052,351
Series A, 5.00%, 11/01/38 (Call 11/01/32)	15,370	17,694,081
Series A, 5.00%, 11/01/40 (Call 11/01/32)	17,775	20,217,223
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,000	3,016,467
Series A, 5.00%, 06/15/25 (Call 06/15/24)	6,335	6,488,034
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,025	2,079,971
Series A, 5.00%, 06/15/27 (Call 06/15/26)	3,000	3,202,563
Commonwealth of Massachusetts GO
5.00%, 10/01/31	10,000	11,760,570
5.00%, 10/01/52 (Call 10/01/32)	19,280	20,826,790
Series A, 5.00%, 01/01/25	10,500	10,865,536
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,001,759
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,500,016
4.00%, 05/01/39 (Call 05/01/23)	2,000	1,999,030
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,446,448
4.00%, 09/01/42 (Call 09/01/26)	5,000	4,894,570
4.00%, 02/01/47 (Call 02/01/27)	5,425	5,177,398
5.00%, 05/01/23	7,095	7,117,073
5.00%, 09/01/28	2,000	2,233,195
5.00%, 07/01/30	1,500	1,732,156
5.00%, 07/01/31 (Call 07/01/30)	10,000	11,531,667
5.00%, 11/01/31	13,370	15,742,263
5.00%, 07/01/37 (Call 07/01/30)	6,000	6,675,642
5.00%, 07/01/38 (Call 07/01/30)	2,000	2,211,383
5.00%, 07/01/40 (Call 07/01/30)	1,500	1,644,773
5.00%, 11/01/43 (Call 11/01/27)	8,665	9,130,261
5.00%, 11/01/44 (Call 11/01/32)	25,000	27,553,715
5.00%, 07/01/45 (Call 07/01/30)	3,720	4,011,045

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 11/01/45 (Call 11/01/27)	$10,825	$11,347,610
5.00%, 11/01/45 (Call 11/01/30)	7,330	7,926,035
5.00%, 11/01/45 (Call 11/01/32)	8,000	8,791,901
5.00%, 09/01/51 (Call 09/01/31)	30,000	32,208,375
Series A, 5.00%, 03/01/23	2,410	2,410,000
Series A, 5.00%, 09/01/24	16,930	17,406,681
Series A, 5.00%, 07/01/25	1,340	1,401,071
Series A, 5.00%, 07/01/26	2,695	2,879,975
Series A, 5.00%, 07/01/28 (Call 07/01/26)	1,500	1,601,990
Series A, 5.00%, 03/01/29	5,000	5,641,804
Series A, 5.00%, 01/01/34 (Call 01/01/28)	2,500	2,739,304
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,580,713
Series A, 5.00%, 01/01/38 (Call 01/01/28)	1,000	1,070,650
Series A, 5.00%, 01/01/38 (Call 01/01/29)	5,000	5,416,753
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	9,300,087
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	3,508,087
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,795	4,016,568
Series A, 5.00%, 01/01/43 (Call 01/01/28)	2,000	2,114,520
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,316,948
Series A, 5.00%, 04/01/47 (Call 04/01/27)	6,015	6,260,481
Series A, 5.00%, 01/01/48 (Call 01/01/28)	3,090	3,237,178
Series A, 5.00%, 01/01/49 (Call 01/01/29)	2,500	2,636,501
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	7,507,541
Series A, VRDN, 5.00%, 06/01/44 (Put 06/01/23)(b)	10,000	10,041,119
Series B, 4.00%, 03/01/32 (Call 03/01/30)	16,455	17,651,905
Series B, 5.00%, 08/01/23	5,350	5,392,502
Series B, 5.00%, 11/01/23	21,105	21,364,803
Series B, 5.00%, 07/01/24	5,330	5,462,310
Series B, 5.00%, 11/01/24	21,000	21,660,343
Series B, 5.00%, 07/01/25	8,955	9,363,127
Series B, 5.00%, 07/01/27	1,105	1,204,469
Series B, 5.00%, 07/01/28	11,745	13,068,380
Series B, 5.00%, 07/01/29	3,500	3,973,240
Series B, 5.00%, 07/01/32 (Call 07/01/30)	8,200	9,445,545
Series B, 5.00%, 07/01/33 (Call 07/01/26)	2,080	2,212,006
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	5,204,057
Series B, 5.25%, 09/01/23 (AGM)	7,095	7,171,648
Series B, 5.25%, 09/01/24 (AGM)	2,135	2,202,866
Series B, 5.25%, 09/01/25 (AGM)	1,080	1,139,797
Series C, 2.75%, 03/01/50 (Call 03/01/30)	3,500	2,433,737
Series C, 3.00%, 03/01/47 (Call 03/01/30)	3,500	2,683,466
Series C, 5.00%, 07/01/23 (Call 03/31/23)	5,510	5,518,387
Series C, 5.00%, 10/01/24	6,785	6,987,134
Series C, 5.00%, 05/01/25	2,500	2,604,672
Series C, 5.00%, 08/01/25	1,425	1,492,644
Series C, 5.00%, 10/01/25	11,105	11,674,463
Series C, 5.00%, 04/01/26	5,230	5,559,306
Series C, 5.00%, 05/01/26	10,000	10,648,359
Series C, 5.00%, 10/01/26	9,060	9,734,292
Series C, 5.00%, 10/01/27	1,250	1,369,935
Series C, 5.00%, 05/01/29 (Call 05/01/23)	2,000	2,006,370
Series C, 5.00%, 05/01/30 (Call 05/01/23)	5,000	5,015,211
Series C, 5.00%, 09/01/31	9,525	11,188,864
Series C, 5.00%, 05/01/32 (Call 05/01/23)	1,000	1,002,899
Series C, 5.00%, 05/01/33 (Call 05/01/23)	3,585	3,595,250
Series C, 5.00%, 05/01/44 (Call 05/01/29)	2,000	2,138,544
Series C, 5.00%, 05/01/45 (Call 05/01/29)	11,860	12,656,592
Series C, 5.50%, 12/01/23 (AMBAC)	1,050	1,068,366
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	2,948,187
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	1,926,955

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series D, 5.00%, 07/01/25	$2,800	$2,927,611
Series D, 5.00%, 07/01/26	9,080	9,703,217
Series D, 5.00%, 07/01/27	3,905	4,256,518
Series D, 5.00%, 07/01/28	2,600	2,892,958
Series E, 3.00%, 12/01/27	1,905	1,905,777
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	5,497,531
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	9,504,810
Series E, 5.00%, 11/01/24	10,825	11,165,391
Series E, 5.00%, 11/01/25 (AMBAC)	2,150	2,264,369
Series E, 5.00%, 11/01/26	5,075	5,462,498
Series E, 5.00%, 11/01/27	10,495	11,522,700
Series E, 5.00%, 05/01/30 (Call 05/01/24)	22,550	23,039,678
Series E, 5.00%, 11/01/30	1,600	1,858,043
Series E, 5.00%, 05/01/32 (Call 05/01/24)	4,750	4,848,421
Series E, 5.00%, 11/01/32 (Call 11/01/30)	1,500	1,736,581
Series E, 5.00%, 05/01/33 (Call 05/01/24)	3,000	3,061,337
Series E, 5.00%, 11/01/33 (Call 11/01/30)	2,000	2,305,533
Series E, 5.00%, 09/01/37 (Call 09/01/28)	4,000	4,326,734
Series E, 5.00%, 11/01/50 (Call 11/01/30)	8,545	9,129,074
Series F, 5.00%, 11/01/38 (Call 11/01/27)	4,870	5,211,777
Series F, 5.00%, 11/01/39 (Call 11/01/27)	2,700	2,881,895
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	2,640,239
Series G, 5.00%, 09/01/33 (Call 09/01/24)	5,035	5,165,504
Series H, 5.00%, 12/01/24	1,245	1,286,233
Series J, 5.00%, 12/01/36 (Call 12/01/26)	13,710	14,492,604
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	9,327,159
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/40 (Call 06/01/25)	10,840	11,167,672
5.00%, 06/01/49 (Call 06/01/29)	5,455	5,784,033
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,425,307
Series A, 5.00%, 06/01/41 (Call 06/01/26)	9,135	9,509,698
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	5,881,388
Series A, 5.00%, 06/01/43 (Call 12/01/27)	11,730	12,370,059
Series A, 5.00%, 06/01/44 (Call 06/01/24)	2,000	2,029,566
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,019,057
Series A, 5.00%, 06/01/51 (Call 06/01/30)	5,000	5,333,996
Massachusetts Bay Transportation Authority Assessment Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/32)	1,885	2,169,507
Series A, 5.00%, 07/01/38 (Call 07/01/32)	4,485	5,088,751
Series A, 5.00%, 07/01/39 (Call 07/01/32)	10,000	11,292,054
Series A, 5.00%, 07/01/52 (Call 07/01/32)	10,500	11,400,710
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/41 (Call 07/01/29)	6,955	7,482,236
5.00%, 07/01/45 (Call 07/01/28)	2,360	2,488,641
5.00%, 07/01/50 (Call 07/01/28)	2,500	2,624,134
Series A, 5.00%, 07/01/25	1,550	1,619,929
Series A, 5.00%, 07/01/27	13,900	15,151,240
Series A, 5.00%, 07/01/28	4,255	4,738,908
Series A, 5.00%, 07/01/29	2,780	3,157,622
Series A, 5.00%, 07/01/31	2,870	3,356,178
Series A, 5.25%, 07/01/30	3,635	4,281,586
Series A-1, 4.00%, 07/01/37 (Call 07/01/31)	1,500	1,514,786
Series A-1, 4.00%, 07/01/38 (Call 07/01/31)	3,000	2,996,255
Series A-1, 5.00%, 07/01/34 (Call 07/01/31)	1,215	1,396,539
Massachusetts Bay Transportation Authority Sales Tax Revenue, 5.25%, 07/01/30	2,280	2,673,922
Massachusetts Bay Transportation Authority Sales Tax Revenue RB, Series A, 5.00%, 07/01/23	6,895	6,935,626

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/23	$2,605	$2,625,048
5.00%, 08/01/24	4,015	4,121,316
5.00%, 08/01/26	2,000	2,142,479
5.00%, 08/01/28	3,000	3,355,108
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,265	1,060,572
Massachusetts Development Finance Agency RB
5.00%, 11/15/32	25,000	30,097,457
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,005,710
Series A, 4.00%, 07/15/36 (Call 07/15/26)	2,500	2,541,203
Series A, 5.00%, 10/15/25	11,500	12,091,107
Series A, 5.00%, 10/15/26	5,175	5,570,371
Series A, 5.00%, 10/15/27	8,000	8,800,518
Series A, 5.00%, 07/15/28 (Call 07/15/26)	7,000	7,505,420
Series A, 5.00%, 10/15/28	23,090	25,950,288
Series A, 5.00%, 10/15/29	5,000	5,728,710
Series A, 5.00%, 10/15/30	6,020	7,021,855
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,200,648
Series A, 5.00%, 07/15/34 (Call 07/15/26)	240	255,178
Series A, 5.00%, 07/15/36	1,490	1,755,545
Series A, 5.00%, 07/15/40	8,000	9,250,582
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,506,254
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	1,811,313
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,126,706
Series P, 5.00%, 07/01/50	10,000	11,494,851
Series U-6E, VRDN, 2.40%, 10/01/42 (Put 02/28/23)(b)	20,000	20,000,000
Series V, 5.00%, 07/01/55	1,000	1,131,330
Massachusetts Health & Educational Facilities Authority RB
Series A, VRDN, 1.60%, 11/01/49 (Put 02/28/23)(b)	6,415	6,415,000
Series J-1, VRDN, 3.30%, 07/01/31 (Put 03/07/23)(b)	15,000	15,000,000
Series J-2, VRDN, 3.30%, 07/01/31 (Put 03/07/23)(b)	1,280	1,280,000
Series K, 5.50%, 07/01/32	1,715	2,130,828
Massachusetts School Building Authority RB
Series A, 4.00%, 02/15/43 (Call 02/15/28)	4,000	3,927,748
Series A, 5.00%, 05/15/38 (PR 05/15/23)	1,115	1,118,934
Series A, 5.00%, 05/15/43 (PR 05/15/23)	7,815	7,844,177
Series A, 5.00%, 02/15/49 (PR 02/15/26)	42,710	45,204,836
Series A, 5.00%, 08/15/50 (Call 08/15/30)	10,870	11,595,719
Series A, 5.25%, 02/15/48 (Call 02/15/28)	6,360	6,735,197
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	1,940,890
Series B, 5.00%, 11/15/39 (Call 11/15/26)	3,000	3,158,722
Series B, 5.00%, 11/15/46 (Call 11/15/26)	17,385	18,077,705
Series C, 4.00%, 08/15/32 (Call 08/15/25)	26,555	27,018,374
Series C, 4.00%, 11/15/35 (Call 11/15/26)	5,500	5,604,958
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,007,313
Series C, 5.00%, 08/15/24	1,095	1,124,065
Series C, 5.00%, 08/15/37 (Call 08/15/25)	13,200	13,721,960
Series D, 5.00%, 08/15/37 (Call 08/15/25)	18,000	18,711,763
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/41 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	5,000	5,204,007
Series A, 5.00%, 05/01/49 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	5,000	5,204,007
Series B, 5.00%, 05/01/39 (PR 05/01/24) (ST INTERCEPT)	2,500	2,552,490
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	10,000	10,209,959

48	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series A, 5.00%, 01/01/26	$8,500	$8,926,274
Series A, 5.00%, 01/01/29	3,985	4,478,437
Series A, 5.00%, 01/01/31 (Call 01/01/29)	1,500	1,669,636
Series A, 5.00%, 01/01/34 (Call 01/01/29)	4,500	4,974,610
Massachusetts Water Resources Authority RB
5.25%, 08/01/36 (AGM)	5,000	6,128,624
Series A, 5.00%, 08/01/23	1,605	1,617,219
Series B, 5.00%, 08/01/38 (Call 08/01/30)	7,465	8,241,406
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	6,369,133
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,008,632
Series B, 5.25%, 08/01/25 (AGM)	17,685	18,635,220
Series B, 5.25%, 08/01/26 (AGM)	11,020	11,879,237
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,128,213
Series B, 5.25%, 08/01/30 (AGM)	3,325	3,908,006
Series B, 5.25%, 08/01/31 (AGM)	800	956,908
Series C, 5.00%, 08/01/32 (PR 08/01/26)	11,485	12,276,117
Series C, 5.00%, 08/01/34 (PR 08/01/26)	13,630	14,568,870
Series C, 5.00%, 08/01/35 (PR 08/01/26)	21,850	23,355,085
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,081,972
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,411,939
Series 1, 5.00%, 11/01/39 (PR 11/01/24)	7,085	7,307,788
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,605,128
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,770	2,857,103
Series 1-2021, 5.00%, 11/01/39 (Call 11/01/24)	6,750	6,900,561
Series 1-2021, 5.00%, 11/01/39 (PR 11/01/24)	5,805	5,987,538
Series 2021-1, 5.00%, 11/01/23	1,500	1,517,475

		1,476,655,304

Michigan — 1.1%
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	2,875,290
Great Lakes Water Authority Sewage Disposal System Revenue RB
Series B, 5.00%, 07/01/28	2,000	2,222,205
Series B, 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,121,741
Great Lakes Water Authority Water Supply System Revenue RB
5.25%, 07/01/47 (Call 07/01/32)	18,090	19,402,050
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,076,158
Series D, 5.00%, 07/01/30 (Call 07/01/26)	2,500	2,656,316
Series D, 5.00%, 07/01/36 (Call 07/01/26)	9,500	9,918,844
Lansing Board of Water & Light RB
5.00%, 07/01/48 (Call 07/01/29)	16,300	17,056,856
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,500	1,578,735
Michigan Finance Authority RB
4.00%, 11/01/48 (Call 11/01/28) (SAW)	2,000	1,842,329
5.00%, 10/01/27 (Call 10/01/26)	5,020	5,370,617
Series B, 5.00%, 10/01/28 (Call 10/01/26)	7,395	7,903,704
Series C, 5.00%, 07/01/34 (Call 07/01/25)	2,600	2,660,078
Series C-3, 5.00%, 07/01/24 (AGM)	6,000	6,123,715
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,019,703
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,019,441
Series D2, 5.00%, 07/01/27 (Call 07/01/24) (AGM)	3,380	3,447,922
Series D4, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,543,378
Series D4, 5.00%, 07/01/34 (Call 07/01/24)	1,385	1,404,705
Michigan State Building Authority RB
4.00%, 10/15/49 (Call 10/15/29)	14,180	13,408,729
4.00%, 10/15/52 (Call 10/15/32)	2,250	2,114,893

Security	Par (000)	Value

Michigan (continued)
4.00%, 04/15/54 (Call 10/15/29)	$10,880	$10,200,598
5.00%, 10/15/47 (Call 10/15/32)	3,500	3,798,184
Series I, 3.00%, 10/15/45 (Call 10/15/30)	3,000	2,336,268
Series I, 3.00%, 10/15/51 (Call 10/15/31)	4,455	3,302,677
Series I, 4.00%, 10/15/46 (Call 10/15/31)	5,000	4,757,159
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,149,292
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,214,923
Series I, 5.00%, 04/15/31 (Call 10/15/25)	11,570	12,181,272
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,101,654
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,040,619
Series I, 5.00%, 10/15/50 (Call 10/15/25)	7,250	7,416,229
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,577,333
Series I-A, 5.00%, 10/15/29 (Call 10/15/23)	2,845	2,880,630
Michigan State University RB
Series B, 5.00%, 02/15/44 (Call 02/15/29)	5,990	6,366,119
Series B, 5.00%, 02/15/48 (Call 02/15/29)	6,660	7,035,860
Series C, 4.00%, 02/15/44 (Call 08/15/29)	7,320	6,853,597
State of Michigan GO
5.00%, 05/15/30	1,100	1,265,157
Series A, 5.00%, 05/15/31 (Call 05/15/30)	1,685	1,932,148
Series A, 5.00%, 05/15/32 (Call 05/15/30)	1,800	2,061,735
Series A, 5.00%, 05/15/33 (Call 05/15/30)	2,100	2,401,577
State of Michigan RB
5.00%, 03/15/23	1,025	1,025,588
5.00%, 03/15/24	5,770	5,866,817
5.00%, 03/15/25	1,700	1,758,645
5.00%, 03/15/26	5,645	5,967,889
5.00%, 03/15/27	415	447,711
State of Michigan Trunk Line Revenue RB
4.00%, 11/15/38 (Call 11/15/31)	2,000	2,024,706
4.00%, 11/15/40 (Call 11/15/31)	10,000	9,968,370
4.00%, 11/15/44 (Call 11/15/31)	2,000	1,940,731
4.00%, 11/15/46 (Call 11/15/31)	2,350	2,258,487
5.00%, 11/15/23	8,430	8,535,626
5.00%, 11/15/24	9,500	9,801,371
5.00%, 11/15/25	1,975	2,075,555
5.00%, 11/15/32 (Call 11/15/31)	1,000	1,180,050
Series B, 4.00%, 11/15/37 (Call 11/15/30)	2,000	2,026,799
Series B, 4.00%, 11/15/39 (Call 11/15/30)	2,000	2,011,112
Series B, 4.00%, 11/15/45 (Call 11/15/30)	25,200	24,306,181
Series B, 5.00%, 11/15/27	1,215	1,331,183
Series B, 5.00%, 11/15/28	2,000	2,237,171
Series B, 5.00%, 11/15/45 (Call 11/15/30)	22,820	24,810,844
University of Michigan RB
5.00%, 04/01/46 (PR 04/01/26)	9,230	9,783,156
5.00%, 04/01/50 (Call 04/01/30)	4,675	5,051,445
Series A, 5.00%, 04/01/23	725	726,062
Series A, 5.00%, 04/01/23 (ETM)	1,295	1,296,801
Series A, 5.00%, 04/01/42 (PR 04/01/27)	2,500	2,710,491
Series A, 5.00%, 04/01/47 (PR 04/01/27)	4,680	5,074,038
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/46 (Call 12/01/31)	3,750	4,014,602

		335,871,871

Minnesota — 0.8%
City of Minneapolis MN GO
4.00%, 12/01/23	10,000	10,057,728
4.00%, 12/01/24	3,005	3,046,613
4.00%, 12/01/26	10,000	10,411,494
Metropolitan Council GO
Series B, 5.00%, 12/01/23	14,000	14,196,756

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Series B, 5.00%, 12/01/24	$10,065	$10,403,559
Series B, 5.00%, 12/01/25	2,500	2,637,842
Series C, 5.00%, 12/01/27	2,500	2,755,645
Series C, 5.00%, 12/01/28	2,500	2,815,996
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	1,295	1,337,743
Series A, 5.00%, 01/01/26	1,250	1,312,687
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,558,254
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,118,505
Minnesota Public Facilities Authority RB
5.00%, 03/01/34 (Call 03/01/26)	9,150	9,604,338
Series A, 5.00%, 03/01/23	1,010	1,010,000
State of Minnesota GO
4.00%, 09/01/34 (Call 09/01/31)	13,765	14,928,843
5.00%, 10/01/26	8,080	8,672,797
5.00%, 09/01/27	2,000	2,189,752
5.00%, 08/01/29	10,000	11,394,728
Series A, 4.00%, 09/01/36 (Call 09/01/31)	7,265	7,700,460
Series A, 4.00%, 09/01/37 (Call 09/01/31)	10,540	11,034,875
Series A, 4.00%, 09/01/39 (Call 09/01/31)	2,000	2,067,934
Series A, 5.00%, 08/01/25	3,000	3,140,265
Series A, 5.00%, 08/01/25 (Call 08/01/24)	4,775	4,892,766
Series A, 5.00%, 08/01/26	2,865	3,064,276
Series A, 5.00%, 08/01/27	6,350	6,939,688
Series A, 5.00%, 08/01/28	3,160	3,528,977
Series A, 5.00%, 08/01/30 (Call 08/01/29)	1,000	1,140,857
Series A, 5.00%, 09/01/31	2,785	3,280,756
Series A, 5.00%, 10/01/31 (Call 10/01/27)	5,000	5,513,024
Series A, 5.00%, 08/01/35 (Call 08/01/29)	5,000	5,597,399
Series A, 5.00%, 08/01/38 (Call 08/01/30)	5,000	5,592,987
Series B, 5.00%, 09/01/24	10,450	10,758,163
Series B, 5.00%, 09/01/25	5,000	5,243,259
Series D, 5.00%, 08/01/23	4,500	4,536,308
Series D, 5.00%, 08/01/24	2,195	2,255,889
Series D, 5.00%, 10/01/24	3,430	3,537,013
Series D, 5.00%, 08/01/25	3,540	3,705,513
Series D, 5.00%, 08/01/26	4,385	4,690,001
Series D, 5.00%, 10/01/26	3,080	3,305,967
Series D, 5.00%, 08/01/27 (Call 08/01/26)	6,700	7,139,030
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,269,188
State of Minnesota RB
5.00%, 03/01/25	12,290	12,736,147
5.00%, 03/01/26	17,545	18,580,927
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	2,000	2,030,723

		257,735,672

Mississippi — 0.3%
State of Mississippi GO
5.00%, 11/01/28 (PR 11/01/25)	3,065	3,224,016
5.00%, 12/01/34 (PR 12/01/26)	2,000	2,152,911
Series A, 4.00%, 10/01/35 (Call 10/01/27)	5,000	5,109,789
Series A, 4.00%, 10/01/36 (Call 10/01/27)	4,145	4,188,567
Series A, 5.00%, 10/01/27	1,000	1,093,694
Series A, 5.00%, 10/01/28 (Call 10/01/27)	1,650	1,810,395
Series A, 5.00%, 10/01/29 (Call 10/01/27)	6,500	7,142,838
Series A, 5.00%, 10/01/31 (PR 10/01/27)	1,000	1,095,948
Series A, 5.00%, 10/01/32 (PR 10/01/27)	1,355	1,485,010
Series A, 5.00%, 10/01/34 (PR 10/01/27)	14,060	15,409,030
Series B, 4.00%, 10/01/39 (Call 10/01/29)	1,760	1,759,162
Series B, 5.00%, 12/01/32 (PR 12/01/23)	7,000	7,096,817

Security	Par (000)	Value

Mississippi (continued)
Series C, 4.00%, 10/01/41 (Call 10/01/28)	$2,205	$2,143,662
Series C, 5.00%, 10/01/24	4,000	4,119,165
Series C, 5.00%, 10/01/26 (Call 10/01/25)	3,525	3,712,165
Series C, 5.00%, 10/01/27 (PR 10/01/25)	3,420	3,591,026
Series C, 5.00%, 10/01/36 (Call 10/01/28)	3,250	3,555,842
Series F, 5.00%, 11/01/32 (PR 11/01/25)	4,700	4,943,842
West Rankin Utility Authority RB, 5.00%, 01/01/48 (PR 01/01/28) (AGM)	13,500	14,876,021

		88,509,900

Missouri — 0.5%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	968,827
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,042,197
Curators of the University of Missouri (The) RB, Series B, 5.00%, 11/01/30	7,000	8,128,940
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/27)	2,000	2,112,120
Series A, 5.00%, 05/01/47 (Call 05/01/27)	3,775	3,964,460
Series B, 5.00%, 05/01/45 (Call 05/01/25)	2,850	2,942,086
Series B, 5.00%, 05/01/45 (PR 05/01/25)	1,350	1,403,643
Missouri Highway & Transportation Commission RB
5.00%, 11/01/23	5,890	5,962,506
5.00%, 05/01/28	15,000	16,639,843
5.00%, 05/01/29	15,000	16,940,178
5.00%, 05/01/30	15,000	17,240,890
5.00%, 05/01/31	15,000	17,523,178
Series A, 5.00%, 05/01/23	6,385	6,404,227
Series A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,103,827
Series A, 5.00%, 05/01/26	14,205	15,103,836
Missouri Joint Municipal Electric Utility Commission RB, Series A, 5.00%, 12/01/40 (Call 06/01/26)	9,460	9,657,157
Missouri State Board of Public Buildings RB
Series B, 4.00%, 10/01/28	5,000	5,287,356
Series B, 5.00%, 10/01/24	6,060	6,236,748

		143,662,019

Nebraska — 0.4%
Nebraska Public Power District RB
Series C, 5.00%, 01/01/24	2,000	2,027,098
Series D, 4.00%, 01/01/44 (Call 01/01/31)	3,625	3,454,258
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,034,033
Omaha Public Power District RB
4.25%, 02/01/47 (Call 02/01/32)	2,500	2,449,329
5.00%, 02/01/47 (Call 02/01/32)	30,000	32,705,655
5.25%, 02/01/52 (Call 02/01/32)	21,635	23,757,521
Series A, 3.00%, 02/01/41 (Call 08/01/30)	1,000	813,984
Series A, 4.00%, 02/01/51 (Call 08/01/30)	1,500	1,393,336
Series A, 5.00%, 02/01/30 (Call 02/01/29)	1,500	1,687,827
Series A, 5.00%, 02/01/31 (Call 02/01/29)	3,650	4,108,511
Series A, 5.00%, 02/01/42 (Call 12/01/27)	15,575	16,574,596
Series A, 5.00%, 02/01/46 (Call 08/01/30)	18,300	19,751,120
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,511,976
Series B, 4.00%, 02/01/46 (Call 08/01/30)	3,000	2,843,642
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,670	3,767,181
Series CC, 4.00%, 02/01/38 (Call 02/01/24)	10,000	10,001,390

50	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
University of Nebraska Facilities Corp. RB
Series A, 4.00%, 07/15/59 (Call 07/15/31)	$3,500	$3,182,918
Series B, 5.00%, 07/15/51 (Call 07/15/31)	3,000	3,235,624

		136,299,999

Nevada — 0.9%
Clark County School District, 5.00%, 06/15/24 (AGM)	3,000	3,064,226
Clark County School District GOL
5.00%, 06/15/24	2,415	2,468,236
5.00%, 06/15/26	5,250	5,574,479
Series A, 5.00%, 06/15/23	1,000	1,004,857
Series A, 5.00%, 06/15/25	5,240	5,452,395
Series C, 5.00%, 06/15/23	1,500	1,507,285
Series C, 5.00%, 06/15/24	2,580	2,636,873
Series C, 5.00%, 06/15/25	2,805	2,918,696
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	4,945,533
Series C, 5.00%, 06/15/27 (Call 12/15/25)	6,630	6,961,698
Series D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,048,120
County of Clark Department of Aviation RB
5.00%, 07/01/23	3,055	3,072,190
5.00%, 07/01/25	2,500	2,602,467
5.00%, 07/01/26	2,010	2,134,794
5.00%, 07/01/32 (Call 07/01/29)	2,500	2,793,650
Series A, 5.00%, 07/01/26	1,200	1,274,504
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	5,439,359
County of Clark NV GOL
4.00%, 06/01/31 (Call 06/01/27)	17,000	17,616,015
4.00%, 06/01/38 (Call 06/01/27)	12,705	12,631,780
4.00%, 07/01/44 (Call 07/01/27)	7,135	6,770,157
5.00%, 11/01/37 (PR 11/01/23)	12,055	12,199,416
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,146,212
Series B, 5.00%, 11/01/28 (Call 11/01/26)	5,000	5,356,531
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/23	1,750	1,759,847
5.00%, 07/01/26	2,000	2,124,174
5.00%, 07/01/33 (Call 07/01/29)	2,000	2,227,430
County of Washoe NV RB, 5.00%, 02/01/42 (Call 02/01/29)	2,000	2,125,014
Las Vegas Valley Water District GOL
4.00%, 06/01/34 (Call 06/01/32)	5,085	5,428,088
4.00%, 06/01/39 (Call 12/01/24)	2,000	2,001,115
4.00%, 06/01/47 (Call 06/01/32)	15,235	14,358,581
4.00%, 06/01/52 (Call 06/01/32)	18,430	16,894,879
5.00%, 06/01/34 (Call 06/01/26)	3,500	3,692,316
5.00%, 06/01/35 (Call 06/01/26)	2,000	2,100,433
5.00%, 06/01/39 (Call 12/01/24)	5,775	5,894,023
Series A, 4.00%, 06/01/51 (Call 12/01/31)	10,000	9,199,319
Series A, 5.00%, 06/01/26	10,000	10,641,662
Series A, 5.00%, 06/01/41 (Call 06/01/26)	9,730	10,075,980
Series A, 5.00%, 06/01/46 (Call 06/01/26)	4,000	4,116,353
State of Nevada GOL
Series B, 5.00%, 11/01/26 (Call 05/01/25)	1,595	1,660,419
Series D, 5.00%, 04/01/24	3,045	3,104,202
Series D, 5.00%, 04/01/25	3,260	3,387,239
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/25	1,410	1,485,833
5.00%, 12/01/27 (Call 06/01/26)	3,000	3,184,840
5.00%, 12/01/28 (Call 06/01/26)	6,715	7,145,876

Security	Par (000)	Value

Nevada (continued)
Washoe County School District/NV GOL, Series C, 4.00%, 10/01/47 (Call 10/01/27)	$52,635	$48,635,777

		272,862,873

New Hampshire — 0.0%
State of New Hampshire GO, Series D, 5.00%, 12/01/24	6,055	6,255,535

New Jersey — 4.5%
County of Monmouth NJ GO
5.00%, 01/15/35 (Call 01/15/33)	3,265	3,876,014
5.00%, 01/15/36 (Call 01/15/33)	3,980	4,670,300
Series A, 5.00%, 01/15/31	6,430	7,527,550
Series A, 5.00%, 01/15/32 (Call 07/15/31)	5,160	6,084,288
Series A, 5.00%, 01/15/34 (Call 07/15/31)	6,250	7,327,558
Garden State Preservation Trust RB, Series A, 5.75%, 11/01/28 (AGM)	1,500	1,640,035
New Jersey Economic Development Authority RB
4.00%, 11/01/37 (Call 11/01/29)	2,000	1,958,482
4.00%, 06/15/44 (Call 12/15/29)	2,000	1,860,535
4.00%, 11/01/44 (Call 11/01/29)	750	697,285
5.00%, 06/15/26	4,910	5,149,086
5.00%, 03/01/27 (Call 03/01/23)	32,800	32,800,407
5.00%, 06/15/27	1,000	1,063,993
5.00%, 11/01/34 (Call 11/01/29)	1,000	1,077,897
5.00%, 11/01/36 (Call 11/01/32)	10,000	10,831,216
5.00%, 11/01/40 (Call 11/01/29)	1,000	1,038,640
5.00%, 06/15/43 (Call 12/15/28)	2,890	2,972,531
5.00%, 06/15/43 (PR 12/15/28)	1,700	1,904,590
5.00%, 11/01/44 (Call 11/01/29)	5,000	5,147,871
5.00%, 06/15/47 (Call 12/15/27)	6,110	6,237,864
5.00%, 06/15/49 (Call 12/15/29)	5,000	5,138,107
5.25%, 11/01/47 (Call 11/01/32)	10,000	10,575,945
Series A, 4.00%, 11/01/27 (SAP)	1,255	1,290,029
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,549,306
Series A, 5.00%, 06/15/42 (Call 12/15/27)	4,665	4,782,506
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,037,668
Series AAA, 5.00%, 06/15/41 (PR 12/15/26)	1,515	1,623,524
Series B, 5.00%, 11/01/23 (SAP)	4,430	4,472,564
Series B, 5.00%, 11/01/26 (SAP)	9,500	10,025,074
Series B, 5.00%, 06/15/43 (Call 12/15/28)	1,000	1,028,558
Series BBB, 5.00%, 06/15/23	1,000	1,004,138
Series BBB, 5.50%, 06/15/30 (PR 12/15/26)	8,840	9,630,333
Series DDD, 5.00%, 06/15/42 (PR 06/15/27)	6,700	7,280,964
Series EEE, 5.00%, 06/15/36 (PR 12/15/28)	2,640	2,957,716
Series EEE, 5.00%, 06/15/48 (Call 12/15/28)	6,000	6,133,391
Series II, 5.00%, 03/01/23	2,000	2,000,000
Series II, 5.00%, 03/01/25 (Call 03/01/23)	2,655	2,657,079
Series MMM, 4.00%, 06/15/35 (Call 12/15/29)	2,000	2,016,109
Series MMM, 5.00%, 06/15/33 (Call 12/15/29)	6,460	7,040,379
Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	2,500	2,704,636
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,455	1,494,696
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,068,745
Series NN, 5.00%, 03/01/23	4,090	4,090,000
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,585	4,588,159
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,592,222
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	5,035	5,038,912
Series NN, 5.00%, 03/01/28 (PR 03/01/23)	3,560	3,560,000
Series NN, 5.00%, 03/01/30 (PR 03/01/23)	6,610	6,610,000
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	4,320	4,382,643
Series PP, 5.00%, 06/15/27 (PR 06/15/24)	3,000	3,065,972
Series PP, 5.00%, 06/15/31 (PR 06/15/24)	2,500	2,554,977

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series QQQ, 4.00%, 06/15/46 (Call 12/15/30)	$12,175	$11,080,273
Series QQQ, 4.00%, 06/15/50 (Call 12/15/30)	2,250	2,035,883
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	7,255	7,296,161
Series UU, 5.00%, 06/15/40 (PR 06/15/24)	390	398,576
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	2,500	2,613,523
Series WW, 5.25%, 06/15/40 (PR 06/15/25)	1,000	1,045,286
Series XX, 4.00%, 06/15/24 (SAP)	3,015	3,028,671
Series XX, 5.00%, 06/15/25	5,000	5,152,440
Series XX, 5.00%, 06/15/26 (PR 06/15/25) (SAP)	15,000	15,599,109
New Jersey Educational Facilities Authority RB
5.00%, 03/01/27	11,330	12,311,520
5.00%, 07/01/28 (Call 07/01/26)	5,115	5,447,619
5.00%, 07/01/31 (Call 07/01/27)	3,235	3,546,234
5.00%, 03/01/32	5,000	5,954,445
5.00%, 07/01/33 (Call 07/01/27)	9,400	10,284,605
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,691,394
Series B, 5.00%, 03/01/28	5,755	6,373,511
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	5,478,814
Series C, 5.00%, 03/01/27	7,025	7,633,577
New Jersey Institute of Technology/NJ RB, Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,549,946
New Jersey Transportation Trust Fund Authority
5.00%, 06/15/33 (Call 12/15/32)	2,000	2,246,630
5.00%, 06/15/34 (Call 12/15/32)	1,875	2,085,307
5.00%, 06/15/44 (Call 12/15/32)	10,500	10,927,502
5.50%, 06/15/50 (Call 12/15/32)	3,250	3,489,688
New Jersey Transportation Trust Fund Authority RB
3.00%, 06/15/50 (Call 12/15/30)	9,000	6,379,262
4.00%, 12/15/39 (Call 12/15/29)	500	482,533
4.00%, 06/15/41 (Call 12/15/31)	5,500	5,169,338
5.00%, 12/15/24	4,500	4,605,244
5.00%, 12/15/25	5,725	5,947,739
5.00%, 12/15/26	2,855	3,018,998
5.00%, 12/15/27	1,380	1,487,679
5.00%, 12/15/28	1,000	1,090,844
5.00%, 06/15/29 (Call 12/15/28)	7,000	7,619,944
5.00%, 06/15/30	7,000	7,749,591
5.00%, 06/15/32 (Call 06/15/31)	4,250	4,736,979
5.00%, 06/15/32 (Call 12/15/31)	2,500	2,801,322
5.00%, 12/15/32 (Call 12/15/29)	7,340	8,041,907
5.00%, 06/15/37 (Call 12/15/28)	1,250	1,306,872
5.00%, 12/15/39 (Call 12/15/29)	1,000	1,043,526
Series S, 5.00%, 06/15/34 (Call 12/15/28)	2,500	2,677,507
Series S, 5.00%, 06/15/46 (Call 12/15/28)	12,000	12,287,252
Series A, 0.00%, 12/15/23(a)	2,000	1,941,433
Series A, 0.00%, 12/15/25(a)	2,255	2,032,716
Series A, 0.00%, 12/15/28(a)	3,655	2,940,742
Series A, 0.00%, 12/15/29(a)	3,290	2,531,944
Series A, 0.00%, 12/15/30(a)	3,000	2,210,890
Series A, 0.00%, 12/15/31(a)	5,425	3,806,904
Series A, 0.00%, 12/15/32(a)	1,290	863,114
Series A, 0.00%, 12/15/33(a)	930	593,951
Series A, 0.00%, 12/15/34(a)	16,055	9,718,258
Series A, 0.00%, 12/15/35(a)	11,710	6,672,455
Series A, 0.00%, 12/15/36(a)	3,750	2,006,386
Series A, 0.00%, 12/15/37(a)	7,700	3,880,741
Series A, 0.00%, 12/15/38(a)	4,485	2,134,071
Series A, 0.00%, 12/15/39(a)	33,700	15,066,502
Series A, 0.00%, 12/15/40(a)	5,500	2,302,801
Series A, 4.00%, 12/15/31 (Call 12/15/28)	9,630	9,893,917

Security	Par (000)	Value

New Jersey (continued)
Series A, 4.00%, 06/15/34 (Call 06/15/31)	$9,025	$9,205,003
Series A, 4.00%, 06/15/36 (Call 06/15/31)	1,165	1,163,980
Series A, 4.00%, 12/15/37 (Call 12/15/28) (BAM)	1,000	1,000,047
Series A, 4.25%, 12/15/38 (Call 12/15/28)	1,000	996,461
Series A, 5.00%, 06/15/23	1,000	1,004,569
Series A, 5.00%, 06/15/24	3,325	3,394,074
Series A, 5.00%, 12/15/24	1,000	1,023,388
Series A, 5.00%, 12/15/27	10,230	11,028,228
Series A, 5.00%, 06/15/28 (Call 06/15/26)	8,350	8,780,940
Series A, 5.00%, 12/15/28	6,050	6,599,607
Series A, 5.00%, 06/15/29 (Call 06/15/26)	6,700	7,050,597
Series A, 5.00%, 06/15/30 (Call 06/15/26)	6,500	6,836,628
Series A, 5.00%, 12/15/30 (Call 12/15/28)	2,500	2,718,135
Series A, 5.00%, 06/15/31 (Call 06/15/26)	5,830	6,120,564
Series A, 5.00%, 12/15/32 (Call 12/15/28)	2,000	2,165,738
Series A, 5.00%, 12/15/33 (Call 12/15/28)	9,045	9,734,601
Series A, 5.00%, 12/15/34 (Call 12/15/28)	8,000	8,543,234
Series A, 5.00%, 12/15/35 (Call 12/15/28)	4,000	4,236,832
Series A, 5.00%, 12/15/36 (Call 12/15/28)	8,685	9,143,611
Series A, 5.50%, 12/15/23	10,845	11,009,704
Series A, 5.75%, 06/15/25 (NPFGC)	2,600	2,724,594
Series A-1, 5.00%, 06/15/24	3,890	3,967,359
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	3,425	3,592,517
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	1,967,853
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,051,789
Series AA, 4.00%, 06/15/35 (Call 12/15/30)	2,655	2,679,108
Series AA, 4.00%, 06/15/36 (Call 12/15/30)	1,750	1,748,468
Series AA, 4.00%, 06/15/37 (Call 12/15/30)	2,490	2,445,361
Series AA, 4.00%, 06/15/38 (Call 12/15/30)	3,000	2,922,556
Series AA, 4.00%, 06/15/39 (Call 12/15/30)	7,750	7,484,844
Series AA, 4.00%, 06/15/40 (Call 12/15/30)	500	478,550
Series AA, 4.00%, 06/15/45 (Call 12/15/30)	5,000	4,578,185
Series AA, 4.00%, 06/15/50 (Call 12/15/30)	13,810	12,495,795
Series AA, 5.00%, 06/15/24	10,000	10,169,785
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,013,028
Series AA, 5.00%, 06/15/28 (Call 06/15/23)	12,000	12,062,930
Series AA, 5.00%, 06/15/36 (Call 12/15/30)	1,000	1,071,942
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,100	3,122,783
Series AA, 5.00%, 06/15/38 (Call 12/15/30)	2,000	2,111,920
Series AA, 5.00%, 06/15/40 (Call 12/15/30)	1,250	1,305,166
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	9,380	9,390,883
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	351,181
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,527,903
Series AA, 5.00%, 06/15/45 (Call 12/15/30)	9,315	9,631,200
Series AA, 5.00%, 06/15/50 (Call 12/15/30)	4,100	4,223,203
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	3,500	3,570,110
Series AA, 5.50%, 06/15/39 (Call 06/15/23)	3,785	3,798,016
Series B, 5.25%, 12/15/23 (AMBAC)	8,520	8,633,044
Series BB, 4.00%, 06/15/36 (Call 12/15/28)	6,200	6,194,574
Series BB, 4.00%, 06/15/37 (Call 12/15/28)	2,000	1,964,145
Series BB, 4.00%, 06/15/38 (Call 12/15/28)	15,340	14,944,002
Series BB, 4.00%, 06/15/44 (Call 12/15/28)	2,000	1,860,535
Series BB, 4.00%, 06/15/50 (Call 12/15/28)	7,640	6,912,952
Series BB, 5.00%, 06/15/33 (Call 12/15/28)	4,000	4,311,550
Series BB, 5.00%, 06/15/35 (Call 12/15/28)	8,960	9,526,124
Series BB, 5.00%, 06/15/44 (Call 12/15/28)	11,275	11,569,795
Series BB, 5.00%, 06/15/50 (Call 12/15/28)	7,185	7,352,316
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,790	1,674,410
Series C, 0.00%, 12/15/25 (AMBAC)(a)	30,170	27,233,246
Series C, 0.00%, 12/15/27 (NPFGC)(a)	6,050	5,072,433

52	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series C, 0.00%, 12/15/28 (AMBAC)(a)	$4,615	$3,734,290
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,760	2,787,963
Series C, 0.00%, 12/15/31 (NPFGC)(a)	2,000	1,415,607
Series C, 0.00%, 12/15/32 (AGM)(a)	55,000	37,584,261
Series C, 0.00%, 12/15/33 (AGM)(a)	13,040	8,524,016
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	2,302,158
Series D, 5.00%, 12/15/23	2,405	2,432,294
Series D, 5.00%, 12/15/24	2,830	2,896,187
Series D, 5.00%, 06/15/32 (Call 12/15/24)	18,390	18,734,424
Series D, 5.25%, 12/15/23	5,940	6,018,813
New Jersey Turnpike Authority RB
4.50%, 01/01/48 (Call 01/01/33)	13,500	13,630,681
5.25%, 01/01/52 (Call 01/01/33)	15,000	16,302,274
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,158,139
Series A, 4.00%, 01/01/42 (Call 01/01/31)	15,765	15,313,429
Series A, 4.00%, 01/01/48 (Call 01/01/29)	28,445	26,829,341
Series A, 4.00%, 01/01/51 (Call 01/01/31)	3,395	3,175,142
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,130,133
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,150,368
Series A, 5.00%, 01/01/30 (Call 07/01/24)	3,250	3,324,352
Series A, 5.00%, 01/01/31 (PR 07/01/24)	12,730	13,046,004
Series A, 5.00%, 01/01/32 (Call 07/01/24)	37,835	38,697,120
Series A, 5.00%, 01/01/33 (Call 07/01/24)	800	818,057
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,145,936
Series A, 5.00%, 01/01/48 (Call 01/01/29)	18,085	18,990,180
Series B, 4.00%, 01/01/34 (Call 01/01/28)	1,000	1,025,140
Series B, 5.00%, 01/01/28	1,750	1,920,063
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,417,928
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	4,938,156
Series B, 5.00%, 01/01/32 (Call 01/01/28)	8,150	8,918,622
Series B, 5.00%, 01/01/40 (Call 01/01/28)	4,500	4,732,920
Series C, 5.00%, 01/01/25	5,025	5,193,578
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	3,731,051
Series E, 5.00%, 01/01/32 (Call 01/01/28)	7,200	7,879,028
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,066,557
Series E, 5.00%, 01/01/45 (Call 01/01/25)	17,345	17,629,571
Series G, 4.00%, 01/01/34 (Call 01/01/28)	3,500	3,587,991
Series G, 4.00%, 01/01/43 (Call 01/01/28)	27,100	26,212,830
Series G, 5.00%, 01/01/35 (Call 01/01/28)	3,565	3,846,630
Series G, 5.00%, 01/01/36 (Call 01/01/28)	2,380	2,546,665
State of New Jersey GO
2.00%, 06/01/24	4,810	4,703,350
3.00%, 06/01/32	5,050	4,736,627
5.00%, 06/01/27 (Call 06/01/25)	2,885	3,015,369
5.00%, 06/01/32 (PR 06/01/25)	1,500	1,562,239
Series A, 4.00%, 06/01/30	13,250	14,167,013
Series A, 4.00%, 06/01/31	32,000	34,543,059
Series A, 4.00%, 06/01/32	10,500	11,316,180
Series A, 5.00%, 06/01/24	10,500	10,726,623
Series A, 5.00%, 06/01/25	22,580	23,501,926
Series A, 5.00%, 06/01/26	34,770	36,945,552
Series A, 5.00%, 06/01/27	19,335	20,956,903
Series A, 5.00%, 06/01/28	22,530	24,897,220
Series A, 5.00%, 06/01/29	33,380	37,590,223

		1,409,116,849

New Mexico — 0.2%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/24	10,500	10,738,133
Series A, 5.00%, 06/15/25	600	625,669

Security	Par (000)	Value

New Mexico (continued)
Series A, 5.00%, 06/15/28	$6,500	$7,198,712
Series A, 5.00%, 06/15/30	1,500	1,720,148
State of New Mexico GO
5.00%, 03/01/25	3,000	3,111,856
5.00%, 03/01/26	1,500	1,589,451
5.00%, 03/01/27	7,725	8,360,696
5.00%, 03/01/29	5,000	5,647,717
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/24	5,000	5,120,826
5.00%, 07/01/25	5,000	5,216,390
5.00%, 07/01/31	13,540	15,756,888
Series A, 5.00%, 07/01/26	2,500	2,663,389

		67,749,875

New York — 21.9%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	5,915	5,771,664
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,635	1,656,216
Series A, 5.00%, 11/01/26 (Call 11/01/23)	1,875	1,899,569
Series A, 5.00%, 11/01/49 (Call 11/01/29)	3,960	4,251,319
Series B, 5.00%, 11/01/39 (Call 11/01/29)	840	920,355
Series B, 5.00%, 11/01/40 (Call 11/01/29)	3,700	4,037,427
Series D-1, VRDN, 3.40%, 11/01/38 (Put 03/07/23)(b)	24,800	24,800,000
Series D-2, VRDN, 3.40%, 11/01/38 (Put 03/07/23)(b)	10,000	10,000,000
City of New York GO, Series F-5, VRDN, 2.60%, 06/01/44 (Put 02/28/23)(b)	3,800	3,800,000
City of New York NY GO
4.00%, 08/01/38 (Call 08/01/31)	1,030	1,019,746
4.00%, 08/01/39 (Call 08/01/30)	1,525	1,500,803
4.00%, 08/01/41 (Call 08/01/30)	3,345	3,243,252
4.00%, 08/01/41 (Call 08/01/31)	13,060	12,662,741
5.00%, 09/01/25	3,210	3,348,846
5.00%, 08/01/27	1,735	1,882,586
5.00%, 09/01/28	5,525	6,112,676
5.00%, 09/01/29	5,940	6,692,030
5.00%, 11/01/29	5,000	5,648,453
5.00%, 08/01/30	18,890	21,612,312
5.00%, 11/01/30	9,950	11,428,278
5.00%, 08/01/31 (Call 08/01/30)	11,150	12,753,379
5.00%, 04/01/32 (Call 04/01/29)	5,250	5,855,015
5.00%, 08/01/32	3,725	4,371,074
5.00%, 08/01/32 (Call 08/01/30)	6,550	7,474,277
5.00%, 08/01/32 (Call 08/01/31)	5,000	5,789,821
5.00%, 09/01/39 (Call 09/01/32)	2,000	2,219,512
5.00%, 12/01/44 (Call 12/01/28)	13,695	14,527,798
5.25%, 10/01/32 (Call 10/01/27)	10,440	11,487,142
5.25%, 09/01/42 (Call 09/01/32)	2,000	2,226,200
VRDN, 2.45%, 08/01/44 (Put 02/28/23)(b)	15,440	15,440,000
VRDN, 2.60%, 12/01/47 (Put 02/28/23)(b)	30,000	30,000,000
Series 1, 5.00%, 08/01/25	6,285	6,546,049
Series 1-I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,016,428
Series 2015-A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,558,520
Series 2015-A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,023,129
Series A, 5.00%, 08/01/23	8,215	8,277,884
Series A, 5.00%, 08/01/24	12,380	12,706,087
Series A, 5.00%, 08/01/25	1,610	1,676,872
Series A, 5.00%, 08/01/26	5,250	5,586,988
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,850	1,935,176
Series A, 5.00%, 08/01/27 (Call 08/01/25)	1,060	1,108,300
Series A, 5.00%, 08/01/28 (Call 08/01/25)	3,260	3,405,447
Series A, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,172,884

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	$1,775	$1,812,483
Series A-1, 4.00%, 08/01/34 (Call 08/01/31)	2,550	2,610,071
Series A-1, 4.00%, 08/01/36 (Call 08/01/26)	5,390	5,407,228
Series A-1, 4.00%, 08/01/37 (Call 08/01/29)	2,500	2,489,257
Series A-1, 4.00%, 08/01/39 (Call 08/01/31)	8,000	7,873,066
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	2,000	1,955,157
Series A-1, 4.00%, 08/01/44 (Call 08/01/29)	9,000	8,601,880
Series A-1, 4.00%, 08/01/50 (Call 08/01/31)	3,315	3,100,304
Series A-1, 5.00%, 08/01/25	12,275	12,784,845
Series A-1, 5.00%, 08/01/27	2,500	2,712,660
Series A-1, 5.00%, 08/01/29	8,925	10,040,767
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	1,752,188
Series A-1, 5.00%, 08/01/32 (Call 08/01/30)	1,000	1,141,111
Series A-1, 5.00%, 08/01/36 (Call 08/01/23)	15,000	15,082,018
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,111,546
Series A-2015, 5.00%, 08/01/24	1,660	1,706,514
Series A-3, 4.00%, 08/01/35 (Call 08/01/30)	2,500	2,553,112
Series B, VRDN, 2.60%, 10/01/46 (Put 02/28/23)(b)	10,770	10,770,000
Series B-1, 3.00%, 10/01/41 (Call 10/01/29)	2,000	1,621,972
Series B-1, 4.00%, 10/01/35 (Call 10/01/29)	1,015	1,032,717
Series B-1, 4.00%, 10/01/37 (Call 10/01/29)	1,880	1,870,994
Series B-1, 4.00%, 10/01/41 (Call 10/01/27)	1,000	969,789
Series B-1, 5.00%, 08/01/25	8,000	8,332,282
Series B-1, 5.00%, 08/01/26	24,055	25,599,045
Series B-1, 5.00%, 08/01/27	10,990	11,924,854
Series B-1, 5.00%, 08/01/29	32,500	36,563,017
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,005	1,067,851
Series B-1, 5.00%, 10/01/31 (Call 10/01/29)	1,175	1,322,696
Series B-1, 5.00%, 10/01/32 (Call 10/01/29)	1,000	1,123,338
Series B-1, 5.00%, 10/01/33 (Call 10/01/29)	6,310	7,063,205
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	1,904,739
Series B-1, 5.00%, 10/01/34 (Call 10/01/29)	2,500	2,786,853
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	8,210,645
Series B-1, 5.00%, 10/01/36 (Call 10/01/29)	14,240	15,548,768
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,211,746
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	6,894,975
Series B-1, 5.00%, 10/01/38 (Call 10/01/29)	5,000	5,415,713
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,562,561
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	3,000	3,109,199
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,026,194
Series C, 4.00%, 08/01/35 (Call 02/01/26)	4,870	4,913,945
Series C, 4.00%, 08/01/36 (Call 08/01/30)	1,000	1,006,102
Series C, 4.00%, 08/01/37 (Call 08/01/30)	6,000	5,976,975
Series C, 4.00%, 08/01/40 (Call 08/01/30)	1,000	976,369
Series C, 5.00%, 08/01/23	6,550	6,600,138
Series C, 5.00%, 08/01/25	3,980	4,145,310
Series C, 5.00%, 08/01/26	2,960	3,149,997
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,500	4,657,574
Series C, 5.00%, 08/01/28 (Call 02/01/25)	5,165	5,341,965
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	937,416
Series C, 5.00%, 08/01/28 (Call 02/01/27)	3,200	3,440,868
Series C, 5.00%, 08/01/29 (Call 02/01/26)	7,260	7,599,947
Series C, 5.00%, 08/01/29 (Call 02/01/28)	4,000	4,393,022
Series C, 5.00%, 08/01/30	1,485	1,699,009
Series C, 5.00%, 08/01/32 (Call 02/01/28)	2,435	2,666,064
Series C, 5.00%, 08/01/33 (Call 08/01/30)	3,000	3,411,520
Series C, 5.00%, 08/01/38 (Call 08/01/30)	8,665	9,500,763
Series C, 5.00%, 08/01/42 (Call 08/01/30)	3,225	3,458,061
Series C-1, 5.00%, 08/01/25	2,000	2,083,070
Series C-1, 5.00%, 08/01/27	10,900	11,827,199

Security	Par (000)	Value

New York (continued)
Series C-1, 5.00%, 08/01/28	$3,000	$3,313,656
Series C-1, 5.00%, 08/01/29	2,000	2,250,032
Series C-1, 5.00%, 08/01/30	6,750	7,722,769
Series C-1, 5.00%, 08/01/31 (Call 08/01/30)	1,500	1,715,701
Series C-1, 5.00%, 08/01/33 (Call 08/01/30)	15,635	17,779,706
Series C-1, 5.00%, 08/01/36 (Call 08/01/30)	2,815	3,113,583
Series D, 5.00%, 08/01/24 (Call 02/01/24)	2,075	2,079,089
Series D, 5.00%, 08/01/25 (Call 02/01/24)	4,860	4,869,576
Series D, 5.00%, 08/01/27 (Call 02/01/24)	2,335	2,339,601
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	3,000	2,909,931
Series D1, 4.00%, 12/01/42 (Call 12/01/28)	5,000	4,813,874
Series D1, 5.00%, 12/01/34 (Call 12/01/28)	5,000	5,493,494
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	11,945	12,796,775
Series D1, 5.00%, 12/01/40 (Call 12/01/28)	4,815	5,145,045
Series D1, 5.00%, 12/01/42 (Call 12/01/28)	4,020	4,277,639
Series D-1, 4.00%, 03/01/36 (Call 03/01/30)	2,700	2,723,996
Series D-1, 4.00%, 03/01/41 (Call 03/01/30)	2,000	1,940,696
Series D-1, 4.00%, 03/01/50 (Call 03/01/30)	7,000	6,557,309
Series D-1, 4.25%, 05/01/40 (Call 05/01/32)	2,500	2,492,475
Series D-1, 4.50%, 05/01/49 (Call 05/01/32)	3,625	3,676,737
Series D-1, 5.00%, 08/01/27 (Call 08/01/23)	1,290	1,298,436
Series D-1, 5.00%, 03/01/37 (Call 03/01/30)	2,500	2,740,819
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	3,000	3,233,637
Series D-1, 5.25%, 05/01/40 (Call 05/01/32)	3,500	3,925,329
Series D-1, 5.25%, 05/01/41 (Call 05/01/32)	9,300	10,375,060
Series D-1, 5.25%, 05/01/42 (Call 05/01/32)	8,000	8,877,813
Series D-1, 5.25%, 05/01/43 (Call 05/01/32)	8,500	9,415,498
Series D-1, 5.50%, 05/01/46 (Call 05/01/32)	1,800	2,022,415
Series D-3, 5.00%, 08/01/38 (Call 08/01/23)	10,000	10,045,629
Series E, 5.00%, 08/01/23	6,910	6,962,894
Series E, 5.00%, 08/01/24	4,600	4,721,163
Series E, 5.00%, 08/01/25	10,180	10,602,828
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	2,008,035
Series E, 5.00%, 08/01/32 (Call 02/01/29)	1,000	1,112,038
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,105,225
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,522,905
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	2,670,642
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	2,500	2,662,230
Series E-1, 5.00%, 03/01/39 (Call 03/01/28)	2,000	2,125,724
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	16,965	17,875,235
Series F-1, 3.00%, 03/01/41 (Call 03/01/31)	1,000	813,781
Series F-1, 3.50%, 04/01/46 (Call 04/01/28)	4,000	3,432,743
Series F-1, 5.00%, 03/01/28 (PR 03/01/23)	4,775	4,775,000
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,091,926
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,131,634
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	30	30,030
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	5,495	5,495,000
Series F-1, 5.00%, 04/01/37 (Call 04/01/28)	7,890	8,434,584
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	6,500	6,842,441
Series F-3, 5.00%, 12/01/24	5,975	6,171,854
Series F-3, 5.00%, 12/01/25	2,225	2,332,656
Series G, 5.00%, 08/01/23	4,580	4,615,059
Series G-6, VRDN, 2.42%, 04/01/42 (Put 02/28/23)(b)	4,600	4,600,000
Series H, 5.00%, 08/01/26 (Call 08/01/23)	5,000	5,033,730
Series I, 5.00%, 08/01/23	3,500	3,526,792
Series I, 5.00%, 08/01/25 (Call 08/01/23)	4,110	4,118,098
Series I-A, 4.00%, 04/01/36 (Call 10/01/30)	4,950	4,993,782
Series J, 5.00%, 08/01/24	2,795	2,868,620
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,170	2,227,157
Series J, 5.00%, 08/01/26	1,000	1,064,188

54	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series J, 5.00%, 08/01/28 (Call 08/01/24)	$2,000	$2,049,047
Series J, 5.00%, 08/01/32 (Call 08/01/24)	10,000	10,231,294
Series J-10, 5.00%, 08/01/26	4,470	4,756,921
Series J-5, 5.00%, 08/01/27	2,500	2,712,660
Series L-5, 5.00%, 04/01/34 (Call 04/01/31)	2,000	2,287,650
City of New York NY GOL
Series F-1, 5.00%, 03/01/26	1,825	1,926,308
Series F-1, 5.00%, 03/01/39 (Call 03/01/31)	4,000	4,379,242
Series F-1, 5.00%, 03/01/50 (Call 03/01/31)	18,575	19,722,616
County of Nassau NY GOL
Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,003,458
Series C, 5.00%, 10/01/27	2,600	2,838,928
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	781,361
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 (Call 02/15/32)	7,905	7,797,950
5.00%, 02/15/34 (Call 02/15/32)	5,000	5,804,990
Series A, 4.00%, 02/15/44 (Call 02/15/27)	17,640	16,472,246
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	23,030	21,207,030
Series A, 5.00%, 02/15/26	800	845,954
Series A, 5.00%, 02/15/27	1,000	1,079,319
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,010	1,086,668
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,236,990
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	5,362,006
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,703,362
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,350	2,474,992
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,148,828
Series A, 5.00%, 02/15/42 (Call 02/15/27)	7,360	7,667,766
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	3,529,682
Long Island Power Authority RB
1.00%, 09/01/25 (Call 09/01/23)	7,000	6,462,937
5.00%, 09/01/33 (Call 09/01/28)	1,000	1,109,062
5.00%, 09/01/38 (Call 09/01/28)	15,750	16,905,359
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,133,636
Series A, 3.00%, 09/01/40 (Call 09/01/31)	3,150	2,606,105
Series A, 4.00%, 09/01/32 (Call 09/01/31)	8,000	8,656,879
Series A, 4.00%, 09/01/34 (Call 09/01/28)	5,000	5,164,590
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	1,954,193
Series A, 4.00%, 09/01/41 (Call 09/01/31)	500	496,848
Series A, 5.00%, 09/01/30	9,000	10,429,213
Series A, 5.00%, 09/01/34 (Call 09/01/24)	4,610	4,693,705
Series A, 5.00%, 09/01/44 (Call 09/01/24)	20,040	20,206,126
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,171,368
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	516,027
Series B, 5.00%, 09/01/45 (Call 09/01/25)	6,000	6,175,134
Series B, VRDN, 0.00%, 09/01/50 (Put 09/01/25)(a)(b)	2,500	2,319,421
Series B, VRDN, 1.50%, 09/01/51 (Put 09/01/26)(b)	780	720,835
Metropolitan Transportation Authority RB
5.00%, 11/15/33 (Call 05/15/25)	3,105	3,125,393
5.00%, 11/15/37 (Call 11/15/26)	12,700	13,227,590
5.00%, 11/15/40 (Call 05/15/25)	10,050	9,933,590
Series A, 0.00%, 11/15/30(a)	9,645	7,212,280
Series A, 4.00%, 11/15/40 (Call 05/15/32)	5,000	4,851,286
Series A, 5.00%, 11/15/30 (PR 05/15/23)	1,110	1,113,916
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,034,726
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,240,076
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	6,639,632
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	1,896,668
Series A, 5.00%, 11/15/44 (Call 05/15/32)	4,000	4,328,409
Series A, 5.00%, 11/15/47 (Call 05/15/27)	4,770	4,952,017

Security	Par (000)	Value

New York (continued)
Series A, 5.25%, 11/15/29 (Call 11/15/26)	$4,940	$5,303,129
Series A-1, 4.00%, 11/15/42 (Call 05/15/30) (AGM)	2,500	2,351,029
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	3,500	3,076,498
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	9,650	8,364,852
Series A-1, 4.00%, 11/15/47 (Call 05/15/31)	5,000	4,307,482
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,035	869,303
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	3,975	3,928,957
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	15,385	15,268,111
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,484,196
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	4,525	4,505,349
Series A-1, 5.25%, 11/15/57 (Call 05/15/27)	2,070	2,060,714
Series A-2, 4.00%, 11/15/42 (Call 05/15/31)	10,000	8,908,529
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	3,000	3,086,267
Series B, 4.00%, 11/15/36 (Call 11/15/26)	3,065	2,899,566
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	1,712,111
Series B, 5.00%, 11/15/23	9,165	9,243,221
Series B, 5.00%, 11/15/24	14,455	14,796,161
Series B, 5.00%, 11/15/25	2,000	2,068,145
Series B, 5.00%, 11/15/26	3,000	3,132,650
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,380	2,448,439
Series B, 5.00%, 11/15/28	5,810	6,142,088
Series B, 5.00%, 11/15/29 (PR 05/15/23)	5,000	5,018,667
Series B, 5.00%, 11/15/37 (Call 11/15/26)	2,180	2,209,798
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,651,687
Series B, 5.00%, 11/15/52 (Call 05/15/29)	15,950	16,019,558
Series B, 5.25%, 11/15/23 (AMBAC)	210	211,716
Series B, 5.25%, 11/15/44 (Call 05/15/24)	35,845	35,795,989
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,076,141
Series B-1, 5.00%, 11/15/36 (Call 11/15/26)	15,000	15,675,900
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	1,895	1,945,258
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,046,048
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	7,506,273
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	2,745	2,854,221
Series C, 4.00%, 11/15/45 (Call 11/15/29) (AGM)	1,280	1,192,860
Series C, 4.00%, 11/15/46 (Call 11/15/29) (AGM)	3,500	3,256,124
Series C, 4.00%, 11/15/47 (Call 11/15/29) (AGM)	3,500	3,251,252
Series C, 5.00%, 11/15/40 (Call 11/15/29)	4,500	4,627,362
Series C, 5.00%, 11/15/43 (Call 11/15/29) (BAM)	1,000	1,035,025
Series C-1, 4.00%, 11/15/32 (Call 05/15/28)	16,000	15,711,952
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,500	2,410,977
Series C-1, 4.00%, 11/15/37 (Call 05/15/28)	7,500	6,980,290
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	6,495	5,980,108
Series C-1, 4.75%, 11/15/45 (Call 05/15/30)	8,500	8,330,469
Series C-1, 5.00%, 11/15/23	2,000	2,017,126
Series C-1, 5.00%, 11/15/25	10,320	10,671,630
Series C-1, 5.00%, 11/15/26	12,250	12,791,655
Series C-1, 5.00%, 11/15/27	6,265	6,589,483
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	5,000	5,100,887
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	3,215	3,328,536
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	4,995	5,169,038
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,240,679
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	4,000	4,134,939
Series C-1, 5.00%, 11/15/35 (Call 11/15/25)	480	484,281
Series C-1, 5.00%, 11/15/50 (Call 05/15/30)	17,020	17,110,751
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	4,323,263
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	12,310	12,595,651
Series C-2, 0.00%, 11/15/29(a)	1,295	990,583
Series C-2, 0.00%, 11/15/33(a)	1,040	654,397
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	1,781,045
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	6,067,768

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 11/15/29 (Call 11/15/26)	$1,075	$1,103,684
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,538,472
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,105,451
Series D, 5.00%, 11/15/33 (Call 05/15/28)	1,500	1,552,725
Series D, 5.00%, 11/15/35 (Call 05/15/28)	535	552,544
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,238,732
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	5,917,751
Series D1, 5.00%, 11/15/43 (Call 11/15/30)	16,750	17,026,017
Series D1, 5.00%, 11/15/44 (Call 11/15/30)	17,000	17,242,265
Series D1, 5.00%, 11/15/45 (Call 11/15/30)	3,500	3,542,135
Series D-1, 5.00%, 11/15/29 (Call 11/15/25)	7,000	7,105,063
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,057,512
Series D-1, 5.25%, 11/15/44 (Call 11/15/24)	3,030	3,025,857
Series D-1, VRDN, 5.00%, 11/15/34 (Put 11/15/24)(b)	4,000	4,069,034
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	9,000	7,645,762
Series E, 4.00%, 11/15/38 (Call 11/15/23)	2,345	2,158,331
Series E, 4.00%, 11/15/45 (Call 11/15/30)	10,905	9,514,610
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,028,379
Series F, 5.00%, 11/15/26 (Call 11/15/25)	1,150	1,172,842
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/51 (Call 11/15/23)	4,000	3,957,103
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	9,809,385
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/33 (Call 05/15/31)	5,290	5,815,041
Series A, 4.00%, 11/15/34 (Call 05/15/31)	2,190	2,392,158
Series A, 4.00%, 11/15/35 (Call 05/15/31)	855	922,191
Series A, 5.00%, 11/15/30	2,500	2,929,772
Series A, 5.00%, 11/15/31 (Call 05/15/31)	15,000	17,739,696
Series A, 5.00%, 11/15/32 (Call 05/15/31)	5,000	5,902,385
Series A, 5.00%, 11/15/33 (Call 05/15/31)	8,600	10,111,645
Series A, 5.00%, 11/15/34 (Call 05/15/31)	5,020	5,857,999
Series A, 5.00%, 11/15/35 (Call 05/15/31)	5,180	5,978,869
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	1,600	1,486,890
New York City Municipal Water Finance Authority RB
3.00%, 06/15/40 (Call 12/15/30)	8,470	6,970,214
4.00%, 06/15/43 (Call 12/15/30)	10,000	9,736,637
4.00%, 06/15/48 (Call 12/15/27)	8,830	8,401,097
4.00%, 06/15/50 (Call 12/15/30)	15,500	14,645,717
5.00%, 06/15/37 (Call 06/15/28)	2,720	2,933,268
5.00%, 06/15/51 (Call 06/15/31)	5,530	5,883,998
VRDN, 2.60%, 06/15/49 (Put 02/28/23)(b)	20,165	20,165,000
VRDN, 3.40%, 06/15/35 (Put 03/07/23)(b)	5,000	5,000,000
Series AA, 4.00%, 06/15/40 (Call 12/15/29)	5,550	5,464,341
Series AA, 5.00%, 06/15/40 (Call 12/15/29)	2,370	2,570,246
Series AA-1, 4.00%, 06/15/51 (Call 06/15/31)	8,250	7,768,423
Series AA2, VRDN, 2.45%, 06/15/50 (Put 02/28/23)(b)	40,000	40,000,000
Series B, VRDN, 2.60%, 06/15/50 (Put 02/28/23)(b)	10,000	10,000,000
Series BB, 4.00%, 06/15/47 (Call 12/15/23)	22,165	21,176,084
Series BB, 4.63%, 06/15/46 (Call 06/15/23)	1,020	1,020,891
Series BB1, 3.00%, 06/15/50 (Call 12/15/30)	8,780	6,464,532
Series BB-1, 3.00%, 06/15/44 (Call 12/15/31)	10,695	8,323,366
Series BB-1, 4.00%, 06/15/45 (Call 12/15/31)	5,450	5,256,408
Series BB-1, 4.00%, 06/15/49 (Call 12/15/29)	12,000	11,378,525
Series BB-1, 5.00%, 06/15/49 (Call 12/15/29)	15,500	16,496,075
Series BB2, 4.00%, 06/15/42 (Call 12/15/30)	12,505	12,226,332
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	1,500	1,520,528
Series C, 5.00%, 06/15/26 (Call 12/15/24)	2,750	2,845,680
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	14,800	15,255,646
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	13,225	13,259,980

Security	Par (000)	Value

New York (continued)
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	$7,020	$7,057,129
Series CC-1, 4.00%, 06/15/49 (Call 12/15/29)	7,930	7,519,308
Series CC-1, 4.00%, 06/15/51 (Call 06/15/31)	1,750	1,647,847
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	17,230	17,993,144
Series CC-1, 5.00%, 06/15/49 (Call 12/15/29)	1,500	1,596,394
Series CC-2, 4.00%, 06/15/42 (Call 12/15/29)	11,000	10,754,870
Series CC-2, 5.00%, 06/15/25	1,365	1,424,013
Series DD, 5.00%, 06/15/26	11,760	12,536,207
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	14,430	14,484,732
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	5,765	5,863,609
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	19,590	20,250,052
Series DD, 5.25%, 06/15/47 (Call 12/15/26)	7,735	8,101,618
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	6,475	6,798,094
Series DD-1, 4.00%, 06/15/49 (Call 06/15/28)	3,860	3,660,092
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	4,500	4,561,585
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	5,375	5,658,611
Series DD-2, 5.00%, 06/15/40 (Call 12/15/27)	2,500	2,666,605
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	4,500	4,399,720
Series EE, 4.00%, 06/15/39 (Call 06/15/32)	6,000	5,940,366
Series EE, 4.00%, 06/15/45 (Call 06/15/32)	5,000	4,822,393
Series EE, 5.00%, 06/15/28	3,500	3,892,599
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	4,600	4,678,682
Series EE, 5.00%, 06/15/39 (Call 06/15/32)	6,250	6,980,262
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	6,650	7,093,169
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	11,575	11,717,656
Series EE, 5.00%, 06/15/45 (Call 06/15/28)	10,750	11,389,519
Series EE, 5.00%, 06/15/45 (Call 06/15/32)	28,145	30,381,621
Series EE-2, 4.00%, 06/15/40 (Call 06/15/29)	6,500	6,399,678
Series EE-2, 5.00%, 06/15/40 (Call 06/15/29)	2,000	2,157,868
Series FF, 4.00%, 06/15/41 (Call 06/15/30)	1,000	981,208
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	4,095	4,216,216
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	5,750	6,158,713
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	7,935	8,474,697
Series FF, 5.00%, 06/15/41 (Call 06/15/30)	1,000	1,084,302
Series FF-1, 4.00%, 06/15/49 (Call 06/15/29)	10,000	9,482,104
Series FF-2, 4.00%, 06/15/36 (Call 06/15/29)	6,315	6,431,442
Series FF-2, 4.00%, 06/15/41 (Call 06/15/29)	4,590	4,503,746
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	1,872,754
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	5,951,093
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	18,695	19,820,306
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	8,445	8,931,834
Series GG-2, 4.00%, 06/15/50 (Call 06/15/30)	11,500	10,866,177
New York City Transitional Finance Authority Building Aid Revenue RB
3.00%, 07/15/38 (Call 07/15/31) (SAW)	9,000	7,713,591
3.00%, 07/15/49 (Call 07/15/29)	1,375	1,025,320
5.00%, 07/15/25 (SAW)	375	391,372
5.00%, 07/15/25 (ETM) (SAW)	2,085	2,174,272
5.00%, 07/15/31 (Call 07/15/27) (SAW)	2,000	2,176,745
5.00%, 07/15/32 (SAW)	1,900	2,247,117
5.00%, 07/15/32 (Call 01/15/26) (SAW)	5,000	5,240,925
5.00%, 07/15/36 (Call 07/15/25) (SAW)	1,500	1,546,751
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	3,000	3,265,249
Series S-1, 5.00%, 07/15/31 (Call 01/15/25) (SAW)	11,050	11,398,741
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,539,374
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	8,425	9,118,770
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	1,761,275
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	2,170	2,203,750
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	9,900	10,141,950
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	4,500	4,750,083

56	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series S-1A, 4.00%, 07/15/34 (Call 07/15/31) (SAW)	$1,000	$1,037,668
Series S-1A, 4.00%, 07/15/35 (Call 07/15/31) (SAW)	16,170	16,591,596
Series S-1A, 5.00%, 07/15/31 (SAW)	2,500	2,921,046
Series S-1A, 5.00%, 07/15/32 (Call 07/15/31) (SAW)	1,500	1,749,260
Series S-1A, 5.00%, 07/15/33 (Call 07/15/31) (SAW)	6,250	7,261,658
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,079,413
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,551,927
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	905	926,998
Series S-2A, 4.00%, 07/15/36 (Call 07/15/28) (SAW)	2,000	2,012,774
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,299,015
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	3,000	3,272,802
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,474,251
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	8,240	9,144,353
Series S-3, 5.00%, 07/15/34 (Call 07/15/25) (SAW)	7,500	7,789,104
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	5,454,670
Series S-3, 5.00%, 07/15/36 (Call 07/15/28) (SAW)	5,000	5,413,306
Series S-3, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,078,270
Series S-3, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	6,250	6,597,337
Series S-4A, 5.00%, 07/15/25 (SAW)	1,835	1,915,115
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	2,774,379
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,046,379
Series S-4A, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	5,200	5,607,005
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/37 (Call 11/01/30)	2,000	1,726,389
3.00%, 11/01/39 (Call 11/01/30)	2,000	1,673,466
4.00%, 05/01/36 (Call 11/01/30)	10,000	10,121,214
4.00%, 05/01/37 (Call 11/01/30)	4,750	4,765,495
4.00%, 05/01/38 (Call 11/01/30)	6,000	5,972,324
4.00%, 08/01/38 (Call 08/01/32)	1,000	995,348
4.00%, 11/01/38 (Call 11/01/30)	11,875	11,818,936
4.00%, 02/01/39 (Call 02/01/31)	3,000	2,967,266
4.00%, 05/01/39 (Call 11/01/30)	3,285	3,248,706
4.00%, 05/01/40 (Call 11/01/30)	6,000	5,893,381
4.00%, 05/01/41 (Call 11/01/30)	2,000	1,952,609
4.00%, 02/01/42 (Call 02/01/31)	5,000	4,858,197
4.00%, 02/01/42 (Call 02/01/32)	4,230	4,110,035
4.00%, 05/01/42 (Call 11/01/30)	3,770	3,662,097
4.00%, 05/01/43 (Call 11/01/30)	5,000	4,842,362
4.00%, 02/01/47 (Call 02/01/32)	26,305	24,991,265
4.00%, 11/01/47 (Call 11/01/30)	8,725	8,281,402
4.00%, 08/01/48 (Call 08/01/32)	14,595	13,819,677
5.00%, 11/01/23	16,780	16,995,433
5.00%, 11/01/23 (ETM)	240	242,717
5.00%, 11/01/24	14,530	15,006,035
5.00%, 11/01/26	5,540	5,927,076
5.00%, 08/01/27	2,960	3,214,346
5.00%, 08/01/27 (Call 08/01/24)	1,070	1,097,137
5.00%, 11/01/27	18,450	20,138,380
5.00%, 11/01/28	32,530	36,231,784
5.00%, 11/01/28 (Call 11/01/27)	6,000	6,539,748
5.00%, 11/01/29	17,150	19,440,978
5.00%, 11/01/30	4,000	4,615,131
5.00%, 02/01/31 (Call 02/01/24)	12,255	12,442,031
5.00%, 05/01/31 (Call 11/01/30)	3,500	4,043,143
5.00%, 05/01/32 (Call 05/01/26)	3,380	3,571,830
5.00%, 11/01/32 (Call 11/01/30)	3,000	3,455,227
5.00%, 11/01/32 (Call 05/01/32)	5,000	5,884,895
5.00%, 11/01/33 (Call 11/01/30)	2,980	3,417,519
5.00%, 11/01/33 (Call 05/01/31)	2,500	2,880,476

Security	Par (000)	Value

New York (continued)
5.00%, 11/01/33 (Call 11/01/31)	$3,000	$3,481,213
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,154,531
5.00%, 11/01/34 (Call 05/01/29)	4,000	4,465,890
5.00%, 11/01/36 (Call 11/01/30)	16,345	18,181,961
5.00%, 05/01/37 (Call 11/01/30)	11,385	12,612,835
5.00%, 05/01/39 (Call 05/01/27)	11,400	12,023,349
5.00%, 08/01/39 (Call 08/01/32)	8,000	8,884,811
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,323,803
5.00%, 08/01/43 (Call 08/01/32)	5,000	5,432,317
5.00%, 08/01/44 (Call 08/01/32)	5,000	5,413,060
5.00%, 02/01/47 (Call 02/01/32)	8,790	9,424,656
5.25%, 11/01/37 (Call 11/01/32)	5,375	6,182,937
5.25%, 11/01/38 (Call 11/01/32)	1,000	1,144,104
5.50%, 11/01/45 (Call 11/01/32)	7,650	8,655,036
VRDN, 2.45%, 02/01/45 (Put 02/28/23)(b)	19,500	19,500,000
Series A, 5.00%, 08/01/37 (Call 08/01/28)	1,560	1,682,827
Series A-1, 4.00%, 11/01/36 (Call 11/01/31)	5,005	5,053,784
Series A-1, 4.00%, 08/01/41 (Call 08/01/28)	2,000	1,952,207
Series A-1, 5.00%, 05/01/24	2,500	2,556,240
Series A-1, 5.00%, 08/01/24	3,640	3,740,463
Series A-1, 5.00%, 11/01/26	2,240	2,396,507
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	3,040	3,115,400
Series A-1, 5.00%, 08/01/29 (Call 08/01/25)	5,000	5,212,409
Series A-1, 5.00%, 08/01/31 (Call 08/01/25)	1,300	1,353,996
Series A-1, 5.00%, 08/01/34 (Call 08/01/24)	1,000	1,022,851
Series A-1, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,200,363
Series A-1, 5.00%, 11/01/34 (Call 11/01/31)	8,330	9,585,067
Series A-1, 5.00%, 08/01/35 (Call 08/01/25)	1,670	1,727,564
Series A-1, 5.00%, 11/01/35 (Call 11/01/23)	30,275	30,504,294
Series A-1, 5.00%, 08/01/37 (Call 08/01/25)	2,500	2,574,479
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	763,910
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	3,725	3,746,390
Series A-1, 5.00%, 08/01/42 (Call 08/01/28)	3,040	3,217,062
Series A2, 5.00%, 05/01/36 (Call 05/01/29)	5,000	5,489,236
Series A2, 5.00%, 05/01/37 (Call 05/01/29)	2,500	2,723,597
Series A2, 5.00%, 05/01/38 (Call 05/01/29)	3,780	4,095,977
Series A-2, 5.00%, 08/01/33 (Call 08/01/27)	1,690	1,823,069
Series A-2, 5.00%, 08/01/35 (Call 08/01/27)	2,165	2,315,717
Series A-3, 4.00%, 05/01/41 (Call 05/01/29)	22,880	22,337,842
Series A-3, 4.00%, 05/01/42 (Call 05/01/29)	10,795	10,486,030
Series A-3, 4.00%, 08/01/42 (Call 08/01/27)	4,750	4,612,975
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	13,955	13,515,031
Series A-3, 5.00%, 08/01/40 (Call 08/01/27)	5,000	5,282,052
Series A-3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	5,271,219
Series A4, VRDN, 2.60%, 08/01/39 (Put 03/01/23)(b)	20,000	20,000,000
Series A-6, 5.00%, 08/01/27	5,750	6,244,084
Series A-6, 5.00%, 08/01/29	5,560	6,275,941
Series B-1, 4.00%, 08/01/35 (Call 08/01/27)	1,605	1,627,549
Series B-1, 4.00%, 08/01/37 (Call 08/01/26)	1,080	1,081,164
Series B-1, 4.00%, 08/01/39 (Call 08/01/31)	6,500	6,427,509
Series B-1, 4.00%, 11/01/41 (Call 11/01/29)	1,000	975,872
Series B-1, 4.00%, 08/01/42 (Call 08/01/31)	7,710	7,487,587
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	5,750	5,582,657
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	5,250	5,027,749
Series B-1, 4.00%, 08/01/45 (Call 08/01/31)	18,165	17,391,127
Series B-1, 4.00%, 11/01/45 (Call 11/01/29)	31,680	30,320,880
Series B-1, 4.00%, 11/01/47 (Call 11/01/29)	4,000	3,796,631
Series B-1, 5.00%, 11/01/26	1,245	1,331,987
Series B-1, 5.00%, 08/01/28 (Call 08/01/24)	3,415	3,500,655
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	1,000	1,083,761

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	$3,500	$3,718,811
Series B-1, 5.00%, 08/01/32 (Call 08/01/26)	1,750	1,858,238
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,078,739
Series B-1, 5.00%, 08/01/34 (Call 08/01/24)	4,795	4,904,570
Series B-1, 5.00%, 08/01/34 (Call 08/01/28)	1,000	1,100,181
Series B-1, 5.00%, 11/01/34 (Call 11/01/29)	1,000	1,125,042
Series B-1, 5.00%, 08/01/35 (Call 08/01/24)	7,000	7,153,138
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,272,342
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,475	2,571,169
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	1,500	1,673,283
Series B-1, 5.00%, 08/01/36 (Call 08/01/26)	4,000	4,208,917
Series B-1, 5.00%, 11/01/36 (Call 05/01/24)	210	213,661
Series B-1, 5.00%, 08/01/38 (Call 08/01/26)	9,000	9,410,895
Series B-1, 5.00%, 08/01/39 (Call 08/01/24)	3,300	3,357,098
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	3,930	4,096,579
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,027,999
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	3,500	3,660,716
Series B-1, 5.25%, 08/01/37 (Call 08/01/28)	3,000	3,293,229
Series B-4, VRDN, 2.45%, 08/01/42 (Put 02/28/23)(b)	20,000	20,000,000
Series C, 5.00%, 11/01/25	2,050	2,148,303
Series C, 5.00%, 11/01/26	4,255	4,552,293
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,050	1,071,804
Series C, 5.00%, 11/01/27 (Call 05/01/25)	4,005	4,156,468
Series C, 5.00%, 11/01/28 (Call 11/01/25)	1,000	1,047,953
Series C, 5.00%, 11/01/29 (Call 05/01/27)	7,235	7,806,328
Series C-1, 4.00%, 11/01/37 (Call 05/01/29)	3,300	3,303,343
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	995,279
Series C-1, 4.00%, 11/01/39 (Call 05/01/29)	10,135	10,020,606
Series C-1, 4.00%, 11/01/40 (Call 05/01/29)	6,780	6,657,134
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	6,540	6,349,665
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	5,780	5,614,567
Series C-3, 4.00%, 05/01/43 (Call 05/01/28)	5,000	4,842,362
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	13,005	12,517,180
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	7,015	7,469,030
Series C-3, 5.00%, 05/01/40 (Call 05/01/28)	6,260	6,646,493
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	2,000	2,117,509
Series C-4, VRDN, 2.45%, 11/01/36(b)	7,500	7,500,000
Series D-1, 5.00%, 02/01/29 (Call 02/01/24)	3,500	3,555,316
Series D-S, 3.00%, 11/01/50 (Call 11/01/30)	3,675	2,757,393
Series D-S, 4.00%, 11/01/39 (Call 11/01/30)	4,000	3,954,852
Series D-S, 4.00%, 11/01/43 (Call 11/01/30)	13,000	12,583,749
Series E-1, 3.00%, 02/01/51 (Call 02/01/31)	2,000	1,497,748
Series E-1, 4.00%, 02/01/40 (Call 02/01/31)	2,500	2,453,080
Series E-1, 4.00%, 02/01/43 (Call 02/01/31)	4,000	3,874,954
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,113,306
Series E-1, 4.00%, 02/01/46 (Call 02/01/31)	30,580	29,148,348
Series E-1, 4.00%, 02/01/49 (Call 02/01/31)	1,000	945,650
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	1,440	1,517,264
Series E-1, 5.00%, 02/01/31 (Call 02/01/25)	2,250	2,321,585
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,052,228
Series E-1, 5.00%, 02/01/33 (Call 02/01/25)	1,710	1,761,195
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,068,324
Series E-1, 5.00%, 02/01/34 (Call 02/01/25)	1,000	1,028,066
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,430	5,684,258
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	4,891,950
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	2,630	2,698,901
Series E-1, 5.00%, 02/01/37 (Call 02/01/26)	3,635	3,782,617
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	2,685	2,832,930
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	4,145	4,290,072
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	15,650	15,943,741

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/43 (Call 02/01/27)	$2,820	$2,940,475
Series F-1, 4.00%, 05/01/37 (Call 05/01/27)	6,935	6,948,002
Series F-1, 4.00%, 02/01/40 (Call 02/01/24)	20,000	19,624,640
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	962,490
Series F-1, 4.00%, 02/01/51 (Call 02/01/32)	10,925	10,291,836
Series F-1, 5.00%, 02/01/30 (Call 02/01/24)	2,000	2,002,765
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	5,390,386
Series F-1, 5.00%, 05/01/32 (Call 05/01/27)	3,250	3,502,678
Series F-1, 5.00%, 02/01/34 (Call 03/30/23)	8,200	8,211,335
Series F-1, 5.00%, 02/01/36 (Call 02/01/24)	1,400	1,401,935
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	3,210	3,406,999
Series F-1, 5.00%, 02/01/40 (Call 02/01/32)	1,350	1,482,685
Series F-1, 5.00%, 02/01/43 (Call 02/01/32)	6,000	6,495,695
Series G-6, VRDN, 2.60%, 05/01/34 (Put 03/01/23)(b)	9,100	9,100,000
Series I, 5.00%, 05/01/32 (Call 05/01/23)	4,500	4,513,176
Series I, 5.00%, 05/01/38 (Call 05/01/24)	1,000	1,002,928
Series I, 5.00%, 05/01/42 (Call 05/01/24)	53,420	53,576,419
New York City Water & Sewer System RB
4.00%, 06/15/46 (Call 06/15/25)	5,000	4,799,077
5.00%, 06/15/48 (Call 06/15/31)	9,040	9,647,275
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	3,275	3,143,395
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,025,151
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	10,750	10,779,051
Series BB-2, VRDN, 2.60%, 06/15/35 (Put 02/28/23)(b)	15,000	15,000,000
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,400	1,436,552
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	10,920	11,049,108
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	3,665	3,727,689
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,014,836
Series DD-1, 5.00%, 06/15/30	2,000	2,306,365
Series EE, 5.00%, 06/15/30	3,500	4,036,139
Series EE, 5.00%, 06/15/31	4,000	4,684,321
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	2,000	2,134,091
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,015,870
Series FF, 5.00%, 06/15/27 (PR 06/15/25)	1,335	1,392,824
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,073,733
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	3,500	3,710,276
Series FF-2, 5.00%, 06/15/35 (Call 06/15/29)	2,050	2,281,575
Series GG, 5.00%, 06/15/31 (Call 06/15/25)	2,500	2,612,029
Series GG-2, 5.00%, 06/15/29 (Call 12/15/27)	13,500	14,862,573
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	1,500	1,533,139
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,016,144
Series A, 0.00%, 11/15/47(a)	2,500	733,251
Series A, 0.00%, 11/15/55(a)	2,500	477,196
New York Power Authority RB
4.00%, 11/15/37 (Call 11/15/31) (AGM)	500	493,568
4.00%, 11/15/41 (Call 11/15/31) (AGM)	2,000	1,916,132
4.00%, 11/15/47 (Call 11/15/31)	4,000	3,723,465
4.00%, 11/15/52 (Call 11/15/31) (AGM)	12,825	11,731,779
4.00%, 11/15/61 (Call 11/15/31)	5,000	4,452,563
5.00%, 11/15/28 (AGM)	1,000	1,127,026
5.00%, 11/15/32 (Call 11/15/31) (AGM)	1,000	1,186,025
Series A, 3.25%, 11/15/60 (Call 05/15/30)	1,000	750,355
Series A, 4.00%, 11/15/45 (Call 05/15/30)	10,555	10,205,780
Series A, 4.00%, 11/15/50 (Call 05/15/30)	29,185	27,835,165
Series A, 4.00%, 11/15/55 (Call 05/15/30)	9,090	8,478,931
Series A, 4.00%, 11/15/60 (Call 05/15/30)	18,210	16,749,046
New York State Dormitory Authority RB
3.00%, 03/15/51 (Call 03/15/32)	27,350	20,049,784
4.00%, 07/01/37 (Call 07/01/28)	7,095	7,101,478

58	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
4.00%, 07/01/41 (Call 07/01/28)	$1,000	$974,908
4.00%, 03/15/43 (Call 03/15/31)	10,000	9,607,862
4.00%, 03/15/45 (Call 03/15/32)	5,000	4,755,000
4.00%, 03/15/46 (Call 03/15/32)	11,000	10,422,048
4.00%, 03/15/47 (Call 03/15/32)	5,000	4,721,086
4.00%, 03/15/48 (Call 03/15/32)	7,570	7,116,249
4.00%, 02/15/49 (Call 02/15/30)	3,550	3,330,667
4.00%, 07/01/50 (Call 07/01/29)	5,000	4,542,937
4.00%, 07/01/50 (Call 07/01/30)	1,500	1,396,821
5.00%, 03/15/25	25,000	25,912,440
5.00%, 02/15/26	2,225	2,350,873
5.00%, 02/15/26 (ETM)	3,775	3,985,645
5.00%, 03/15/27 (PR 03/15/25)	4,160	4,317,986
5.00%, 03/15/30	19,205	22,000,539
5.00%, 02/15/31 (Call 02/15/27)	5,000	5,382,088
5.00%, 03/15/31	10,000	11,637,061
5.00%, 03/15/33 (Call 09/15/25)	4,840	5,060,413
5.00%, 03/15/35 (Call 03/15/32)	14,000	16,075,556
5.00%, 02/15/36 (Call 02/15/27)	1,495	1,579,756
5.00%, 02/15/36 (PR 02/15/27)	5	5,388
5.00%, 03/15/39 (Call 03/15/24)	3,400	3,442,830
5.00%, 03/15/44 (Call 03/15/31)	30,115	32,315,169
5.00%, 10/01/45	3,500	3,951,025
5.00%, 07/01/48 (Call 07/01/28)	715	751,532
5.00%, 07/01/48 (PR 07/01/28)	535	594,720
5.00%, 07/01/49 (Call 07/01/29)	25,540	27,084,125
5.00%, 07/01/50 (Call 07/01/30)	1,500	1,596,712
5.00%, 07/01/51 (Call 07/01/31)	5,000	5,325,178
Series 1, 5.50%, 07/01/40 (AMBAC)	530	626,967
Series 2015B-B, 5.00%, 03/15/28 (Call 09/15/25)	2,000	2,097,561
Series 2015B-B, 5.00%, 03/15/31 (Call 09/15/25)	1,800	1,885,110
Series 2015B-B, 5.00%, 03/15/32 (Call 09/15/25)	3,130	3,274,097
Series 2015B-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	4,840,315
Series A, 3.00%, 03/15/41 (Call 09/15/30)	5,000	4,061,216
Series A, 3.00%, 03/15/42 (Call 09/15/30)	4,900	3,914,909
Series A, 3.00%, 03/15/49 (Call 09/15/30)	14,820	11,011,047
Series A, 4.00%, 03/15/32 (Call 03/15/25)	10,000	10,216,511
Series A, 4.00%, 03/15/34 (Call 09/15/30)	15,620	16,217,210
Series A, 4.00%, 03/15/35 (Call 09/15/30)	5,000	5,135,723
Series A, 4.00%, 03/15/37 (Call 09/15/30)	5,000	5,021,995
Series A, 4.00%, 03/15/39 (Call 03/15/31)	13,210	13,065,277
Series A, 4.00%, 07/01/39 (Call 07/01/26)	5,170	5,112,463
Series A, 4.00%, 07/01/39 (Call 07/01/31)	4,750	4,697,137
Series A, 4.00%, 03/15/40 (Call 03/15/32)	6,155	6,031,635
Series A, 4.00%, 07/01/40 (Call 07/01/31)	17,530	17,216,413
Series A, 4.00%, 07/01/41 (Call 07/01/26)	1,000	974,908
Series A, 4.00%, 03/15/42 (Call 03/15/31)	13,515	13,027,350
Series A, 4.00%, 03/15/43 (Call 09/15/28)	5,000	4,803,931
Series A, 4.00%, 03/15/43 (Call 09/15/30)	5,000	4,803,931
Series A, 4.00%, 03/15/44 (Call 09/15/30)	5,000	4,779,834
Series A, 4.00%, 07/01/46 (Call 07/01/31)	3,000	2,849,541
Series A, 4.00%, 03/15/47 (Call 03/15/28)	6,500	6,109,768
Series A, 4.00%, 07/01/47 (Call 07/01/32)	940	815,822
Series A, 4.00%, 03/15/48 (Call 09/15/28)	950	893,056
Series A, 5.00%, 09/15/23	5,000	5,051,550
Series A, 5.00%, 02/15/24	3,240	3,300,127
Series A, 5.00%, 03/15/24	1,800	1,834,372
Series A, 5.00%, 02/15/25	5,340	5,529,847
Series A, 5.00%, 03/15/25	7,960	8,268,513
Series A, 5.00%, 03/15/25 (PR 03/15/24)	10,565	10,773,254

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 07/01/25 (PR 07/01/23)	$17,755	$17,863,739
Series A, 5.00%, 02/15/26 (PR 02/15/24)	1,000	1,018,369
Series A, 5.00%, 03/15/26 (Call 03/15/25)	4,010	4,145,929
Series A, 5.00%, 02/15/27 (PR 02/15/24)	1,730	1,761,778
Series A, 5.00%, 03/15/27	1,265	1,368,032
Series A, 5.00%, 03/15/27 (PR 03/15/25)	1,365	1,419,033
Series A, 5.00%, 03/15/27 (PR 09/15/26)	2,555	2,743,989
Series A, 5.00%, 02/15/28 (Call 02/15/27)	30,195	32,557,270
Series A, 5.00%, 03/15/28	4,245	4,684,030
Series A, 5.00%, 03/15/28 (ETM)	5	5,524
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,805	2,853,215
Series A, 5.00%, 03/15/28 (Call 03/15/25)	3,500	3,622,838
Series A, 5.00%, 03/15/29	7,500	8,446,404
Series A, 5.00%, 03/15/29 (Call 03/15/24)	4,780	4,862,162
Series A, 5.00%, 02/15/30 (Call 02/15/27)	4,000	4,313,983
Series A, 5.00%, 03/15/30	10,000	11,455,630
Series A, 5.00%, 03/15/30 (Call 03/15/24)	1,000	1,016,984
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	2,797,462
Series A, 5.00%, 03/15/30 (Call 09/15/26)	5,910	6,313,039
Series A, 5.00%, 10/01/30 (Call 10/01/27) (SAW)	1,000	1,088,553
Series A, 5.00%, 03/15/31 (Call 03/15/24)	6,490	6,598,898
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,240	3,579,288
Series A, 5.00%, 03/15/31 (Call 03/15/29)	1,200	1,342,249
Series A, 5.00%, 03/15/32 (Call 03/15/24)	6,400	6,506,079
Series A, 5.00%, 03/15/32 (Call 03/15/28)	2,500	2,758,276
Series A, 5.00%, 03/15/32 (Call 09/15/28)	2,140	2,365,211
Series A, 5.00%, 03/15/32 (Call 03/15/29)	13,920	15,546,810
Series A, 5.00%, 03/15/32 (Call 09/15/30)	6,000	6,896,962
Series A, 5.00%, 03/15/33 (Call 03/15/24)	5,000	5,081,851
Series A, 5.00%, 03/15/33 (Call 03/15/25)	2,140	2,214,679
Series A, 5.00%, 03/15/33 (Call 09/15/26)	6,715	7,117,300
Series A, 5.00%, 03/15/33 (Call 03/15/27)	2,000	2,153,729
Series A, 5.00%, 03/15/33 (Call 09/15/30)	12,500	14,333,761
Series A, 5.00%, 03/15/34 (Call 03/15/24)	2,600	2,641,499
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,150,299
Series A, 5.00%, 03/15/34 (Call 03/15/29)	2,040	2,265,083
Series A, 5.00%, 07/01/34 (Call 07/01/27)	3,000	3,264,447
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,031,704
Series A, 5.00%, 03/15/35 (Call 03/15/27)	5,000	5,356,659
Series A, 5.00%, 03/15/35 (Call 03/15/31)	10,210	11,576,128
Series A, 5.00%, 03/15/36 (Call 09/15/26)	10,500	11,111,038
Series A, 5.00%, 03/15/36 (Call 03/15/28)	5,000	5,402,758
Series A, 5.00%, 03/15/36 (Call 03/15/29)	7,000	7,649,300
Series A, 5.00%, 03/15/36 (Call 03/15/31)	10,000	11,151,917
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,500	1,628,098
Series A, 5.00%, 03/15/38 (Call 03/15/29)	12,500	13,497,564
Series A, 5.00%, 03/15/38 (PR 03/15/23)	3,450	3,452,349
Series A, 5.00%, 07/01/38 (PR 07/01/23)	5,000	5,030,622
Series A, 5.00%, 03/15/39 (Call 03/15/29)	4,250	4,569,279
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,125,986
Series A, 5.00%, 02/15/41 (Call 08/15/26)	2,320	2,413,611
Series A, 5.00%, 03/15/41 (Call 03/15/28)	3,500	3,712,679
Series A, 5.00%, 03/15/41 (Call 03/15/32)	21,000	22,933,243
Series A, 5.00%, 03/15/42 (Call 03/15/27)	1,500	1,571,382
Series A, 5.00%, 03/15/42 (Call 03/15/28)	4,210	4,457,545
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,045,879
Series A, 5.00%, 03/15/43 (Call 03/15/29)	2,525	2,679,520
Series A, 5.00%, 03/15/43 (PR 03/15/23)	6,675	6,679,545
Series A, 5.00%, 03/15/44 (Call 03/15/24)	8,370	8,465,234
Series A, 5.00%, 03/15/44 (Call 03/15/27)	10,000	10,444,708

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/44 (Call 03/15/28)	$9,000	$9,515,741
Series A, 5.00%, 03/15/45 (Call 03/15/28)	4,000	4,224,123
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,423,941
Series A, 5.00%, 03/15/45 (Call 03/15/29)	9,695	10,254,011
Series A, 5.00%, 03/15/46 (Call 03/15/29)	1,300	1,373,811
Series A, 5.00%, 03/15/47 (Call 03/15/29)	4,780	5,045,189
Series A, 5.00%, 10/01/48	500	560,882
Series A, 5.00%, 03/15/49 (Call 03/15/31)	5,645	6,009,005
Series A, 5.00%, 07/01/49 (Call 07/01/29)	2,285	2,413,962
Series A, 5.00%, 10/01/50	7,190	8,077,753
Series A, 5.25%, 03/15/39 (Call 09/15/28)	5,000	5,409,711
Series A, 5.75%, 07/01/27 (NPFGC)	375	395,566
Series A-2, 5.00%, 10/01/46	2,000	2,252,831
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,046,105
Series B, 4.00%, 02/15/44 (Call 08/15/27)	1,425	1,362,401
Series B, 5.00%, 02/15/25	3,525	3,659,739
Series B, 5.00%, 03/15/27 (PR 09/15/25)	5,815	6,099,181
Series B, 5.00%, 02/15/29 (Call 08/15/27)	11,700	12,774,502
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,930	9,237,754
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,175,302
Series B, 5.00%, 02/15/31 (PR 02/15/25)	5	5,172
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,302,689
Series B, 5.00%, 02/15/33 (Call 02/15/25)	5,000	5,166,555
Series B, 5.00%, 02/15/33 (Call 08/15/27)	2,000	2,166,256
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,115	6,311,664
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	5,385,468
Series B, 5.00%, 02/15/34 (PR 02/15/25)	5	5,172
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,065,461
Series B, 5.00%, 02/15/37 (Call 02/15/25)	2,850	2,919,924
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	6,586,751
Series B, 5.00%, 02/15/37 (PR 02/15/25)	5	5,172
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,022,640
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,076,019
Series B, 5.00%, 10/01/38 (Call 04/01/28)	10,700	11,569,856
Series B, 5.00%, 02/15/39 (Call 08/15/27)	2,995	3,165,565
Series B, 5.00%, 02/15/39 (PR 08/15/27)	5	5,444
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,097,343
Series B, 5.00%, 02/15/42 (Call 02/15/25)	170	173,047
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,050,432
Series B, 5.00%, 07/01/45 (PR 07/01/25)	8,325	8,685,289
Series B, 5.00%, 07/01/50 (Call 07/01/29)	2,920	3,104,128
Series B, 5.50%, 03/15/26 (AMBAC)	1,105	1,185,448
Series B, 5.50%, 03/15/27 (AMBAC)	2,335	2,566,936
Series C, 4.00%, 07/01/49 (Call 07/01/29)	1,500	1,397,696
Series C, 5.00%, 03/15/24	3,250	3,314,063
Series C, 5.00%, 03/15/26	4,000	4,249,836
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,850	1,883,126
Series C, 5.00%, 03/15/32 (Call 03/15/24)	4,370	4,447,801
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,017,701
Series C, 5.00%, 03/15/33 (Call 03/15/28)	10,950	12,060,608
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	5,474,379
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,027,230
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,013,106
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,599,923
Series C, 5.00%, 03/15/44 (Call 03/15/24)	19,100	19,301,818
Series D, 3.00%, 02/15/49 (Call 02/15/30)	5,250	3,902,335
Series D, 4.00%, 02/15/37 (Call 02/15/30)	2,500	2,511,190
Series D, 4.00%, 02/15/47 (Call 02/15/30)	26,190	24,731,827
Series D, 5.00%, 02/15/24	3,000	3,054,538
Series D, 5.00%, 02/15/25	2,745	2,847,679

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 02/15/26	$10,020	$10,586,851
Series D, 5.00%, 02/15/27 (PR 08/15/26)	1,000	1,072,023
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,602,116
Series D, 5.00%, 02/15/29	9,705	10,912,283
Series D, 5.00%, 02/15/33 (Call 02/15/30)	2,205	2,506,280
Series D, 5.00%, 02/15/34 (Call 02/15/30)	21,700	24,504,918
Series D, 5.00%, 02/15/48 (Call 02/15/30)	5,000	5,289,211
Series E, 3.00%, 03/15/41 (Call 03/15/32)	10,250	8,325,492
Series E, 3.25%, 03/15/35 (Call 09/15/23)	25,000	24,043,192
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,460,920
Series E, 4.00%, 03/15/37 (Call 03/15/32)	11,000	11,056,462
Series E, 4.00%, 03/15/39 (Call 03/15/32)	11,230	11,106,969
Series E, 4.00%, 03/15/42 (Call 03/15/32)	5,605	5,402,760
Series E, 4.00%, 03/15/44 (Call 03/15/32)	17,500	16,729,419
Series E, 5.00%, 02/15/24	1,110	1,130,599
Series E, 5.00%, 03/15/24	14,125	14,409,236
Series E, 5.00%, 03/15/27	2,000	2,162,897
Series E, 5.00%, 03/15/29 (Call 09/15/28)	5,195	5,783,254
Series E, 5.00%, 03/15/31 (Call 09/15/25)	23,195	24,274,393
Series E, 5.00%, 03/15/32 (Call 09/15/25)	300	313,737
Series E, 5.00%, 03/15/33 (Call 03/15/32)	7,000	8,200,575
Series E, 5.00%, 03/15/34 (Call 09/15/25)	5,000	5,217,758
Series E, 5.00%, 03/15/35 (Call 09/15/28)	10,190	11,181,131
Series E, 5.00%, 03/15/36 (Call 09/15/25)	24,200	25,104,320
Series E, 5.00%, 03/15/38 (Call 09/15/28)	10,000	10,769,404
Series E, 5.00%, 03/15/40 (Call 09/15/28)	4,000	4,277,654
Series E, 5.00%, 03/15/44 (Call 09/15/28)	9,800	10,411,846
Series E, 5.00%, 03/15/48 (Call 09/15/28)	2,800	2,962,395
Series E, 5.25%, 03/15/33 (Call 03/15/25)	2,305	2,423,339
New York State Environmental Facilities Corp. RB
3.00%, 10/15/50 (Call 10/15/30)	8,725	6,660,781
4.00%, 06/15/47 (Call 06/15/32)	15,000	14,440,323
4.00%, 06/15/49 (Call 06/15/29)	5,670	5,427,879
5.00%, 06/15/24	3,250	3,327,845
5.00%, 06/15/26	2,500	2,667,439
5.00%, 06/15/42 (Call 06/15/27)	5,000	5,341,245
5.00%, 09/15/47 (Call 09/15/32)	5,000	5,481,420
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,545	1,493,990
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,149,172
Series A, 5.00%, 06/15/42 (Call 06/15/27)	2,140	2,286,053
Series A, 5.00%, 06/15/46 (Call 06/15/27)	16,825	17,838,557
Series B, 4.00%, 06/15/49 (Call 06/15/29)	2,500	2,393,245
Series B, 5.00%, 06/15/43 (Call 06/15/28)	10,000	10,676,005
Series E, 5.00%, 06/15/47 (Call 06/15/27)	19,095	20,195,684
New York State Thruway Authority RB
4.00%, 03/15/44 (Call 09/15/32)	40,000	38,185,396
4.00%, 03/15/49 (Call 09/15/32)	6,570	6,153,724
4.00%, 03/15/51 (Call 09/15/32)	17,225	16,066,298
4.13%, 03/15/56 (Call 09/15/32)	8,000	7,540,485
5.00%, 03/15/25	12,490	12,958,374
5.00%, 03/15/28	5,000	5,531,974
5.00%, 03/15/30	10,000	11,483,237
5.00%, 03/15/31	20,000	23,336,956
5.00%, 03/15/38 (Call 09/15/32)	10,000	11,189,450
5.00%, 03/15/48 (Call 09/15/32)	52,655	56,763,664
5.00%, 03/15/53 (Call 09/15/32)	25,000	26,824,420
5.00%, 03/15/54 (Call 09/15/32)	5,000	5,360,798
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	899,129
Series A, 5.00%, 01/01/41 (Call 01/01/26)	1,005	1,030,423
Series A, 5.00%, 01/01/46 (Call 01/01/26)	5,000	5,092,972

60	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 01/01/51 (Call 01/01/26)	$5,000	$5,059,729
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,543,132
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	2,260	2,284,350
Series A-1, 4.00%, 03/15/41 (Call 03/15/31)	1,110	1,079,743
Series A-1, 4.00%, 03/15/45 (Call 03/15/31)	5,000	4,748,192
Series A-1, 4.00%, 03/15/46 (Call 03/15/31)	5,315	5,028,347
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	7,435	6,788,761
Series A-1, 5.00%, 03/15/25	5,000	5,187,499
Series A-1, 5.00%, 03/15/26	5,000	5,300,918
Series B, 3.00%, 01/01/46 (Call 01/01/30)	2,500	1,890,130
Series B, 4.00%, 01/01/37 (Call 01/01/30)	1,750	1,733,371
Series B, 4.00%, 01/01/38 (Call 01/01/30)	5,500	5,373,680
Series B, 4.00%, 01/01/39 (Call 01/01/30)	3,685	3,569,369
Series B, 4.00%, 01/01/40 (Call 01/01/30) (AGM)	2,000	1,927,932
Series B, 4.00%, 01/01/41 (Call 01/01/30)	2,000	1,904,452
Series B, 4.00%, 01/01/50 (Call 01/01/30)	8,000	7,312,842
Series B, 4.00%, 01/01/50 (Call 01/01/30) (AGM)	2,500	2,284,436
Series B, 4.00%, 01/01/53 (Call 01/01/30)	8,250	7,493,614
Series B, 5.00%, 01/01/36 (Call 01/01/30)	2,000	2,196,810
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,675	2,713,005
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,020,533
Series K, 5.00%, 01/01/31 (Call 01/01/25)	4,000	4,120,495
Series K, 5.00%, 01/01/32 (Call 01/01/25)	5,365	5,523,721
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,007,906
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,000	1,094,953
Series N, 3.00%, 01/01/49 (Call 01/01/30)	3,000	2,195,327
Series N, 4.00%, 01/01/43 (Call 01/01/30)	5,660	5,397,911
Series N, 4.00%, 01/01/47 (Call 01/01/30)	4,000	3,736,138
Series O, 4.00%, 01/01/48 (Call 07/01/31)	5,845	5,448,662
Series O, 5.00%, 01/01/33 (Call 07/01/31)	10,000	11,448,724
New York State Urban Development Corp. RB
3.00%, 03/15/48 (Call 09/15/30)	3,000	2,250,667
3.00%, 03/15/50 (Call 09/15/31)	7,730	5,698,683
4.00%, 03/15/34 (Call 09/15/30)	2,500	2,604,286
4.00%, 03/15/37 (Call 09/15/30)	2,500	2,502,907
4.00%, 03/15/39 (Call 09/15/30)	2,000	1,968,840
4.00%, 03/15/42 (Call 09/15/30)	8,025	7,715,201
4.00%, 03/15/49 (Call 09/15/30)	6,900	6,402,277
5.00%, 03/15/23	750	750,536
5.00%, 03/15/25	1,470	1,523,357
5.00%, 03/15/27	1,000	1,079,614
5.00%, 03/15/27 (PR 03/15/24)	1,000	1,019,096
5.00%, 09/15/27	3,365	3,672,379
5.00%, 03/15/28	4,580	5,049,149
5.00%, 09/15/28	1,000	1,112,070
5.00%, 03/15/29	12,000	13,478,726
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,034,378
5.00%, 03/15/32 (Call 09/15/30)	2,500	2,879,237
5.00%, 03/15/33 (Call 09/15/30)	8,000	9,197,028
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,336,476
5.00%, 03/15/35 (Call 09/15/28)	7,500	8,185,595
5.00%, 03/15/36 (Call 09/15/30)	31,000	34,484,567
5.00%, 03/15/40 (Call 09/15/32)	10,000	11,015,057
5.00%, 03/15/43 (Call 09/15/30)	17,900	19,206,525
5.00%, 03/15/44 (Call 09/15/30)	1,000	1,069,822
5.00%, 03/15/44 (Call 09/15/32)	24,105	26,138,110
5.00%, 03/15/46 (Call 09/15/32)	10,000	10,791,317
5.00%, 03/15/47 (Call 09/15/30)	11,850	12,608,392
5.00%, 03/15/48 (Call 09/15/32)	10,000	10,755,665
5.00%, 03/15/50 (Call 09/15/30)	20,950	22,250,019

Security	Par (000)	Value

New York (continued)
5.00%, 03/15/50 (Call 09/15/32)	$15,000	$16,109,728
Series A, 4.00%, 03/15/37 (Call 09/15/31)	7,500	7,525,887
Series A, 4.00%, 03/15/39 (Call 09/15/31)	3,265	3,225,447
Series A, 4.00%, 03/15/40 (Call 09/15/30)	2,910	2,844,724
Series A, 4.00%, 03/15/42 (Call 09/15/29)	7,750	7,499,806
Series A, 4.00%, 03/15/43 (Call 09/15/29)	1,000	964,699
Series A, 4.00%, 03/15/44 (Call 09/15/29)	5,000	4,793,189
Series A, 4.00%, 03/15/45 (Call 09/15/30)	1,000	946,923
Series A, 4.00%, 03/15/45 (Call 09/15/31)	9,250	8,822,009
Series A, 4.00%, 03/15/46 (Call 09/15/29)	2,500	2,375,626
Series A, 4.00%, 03/15/47 (Call 09/15/31)	16,500	15,626,601
Series A, 4.00%, 03/15/49 (Call 09/15/30)	44,995	41,749,340
Series A, 5.00%, 03/15/23	7,570	7,575,406
Series A, 5.00%, 03/15/24	13,875	14,149,076
Series A, 5.00%, 03/15/26	8,805	9,316,512
Series A, 5.00%, 03/15/27	10,000	10,819,923
Series A, 5.00%, 03/15/27 (PR 09/15/25)	10,000	10,488,704
Series A, 5.00%, 03/15/27 (PR 03/15/26)	3,710	3,929,514
Series A, 5.00%, 03/15/30 (Call 03/15/27)	1,500	1,626,094
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,112,611
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,000	10,838,621
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,044,048
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,623,611
Series A, 5.00%, 03/15/35 (Call 03/15/24)	3,855	3,914,168
Series A, 5.00%, 03/15/35 (Call 09/15/25)	6,525	6,784,933
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	2,570,255
Series A, 5.00%, 03/15/35 (Call 09/15/29)	2,500	2,792,285
Series A, 5.00%, 03/15/36 (Call 09/15/28)	2,465	2,669,881
Series A, 5.00%, 03/15/36 (Call 09/15/29)	1,000	1,104,603
Series A, 5.00%, 03/15/37 (Call 09/15/29)	2,600	2,848,037
Series A, 5.00%, 03/15/37 (Call 09/15/30)	2,000	2,203,904
Series A, 5.00%, 03/15/39 (Call 09/15/29)	2,000	2,166,148
Series A, 5.00%, 03/15/40 (Call 09/15/29)	2,500	2,693,842
Series A, 5.00%, 03/15/41 (Call 09/15/28)	3,660	3,894,800
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,432,152
Series A-1, 5.00%, 03/15/27 (PR 03/15/23)	3,725	3,727,454
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,022,251
Series A-1, 5.00%, 03/15/29 (Call 03/15/23)	1,270	1,271,429
Series A-1, 5.00%, 03/15/30 (Call 03/15/23)	2,500	2,502,841
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	6,400	6,405,753
Series C, 5.00%, 03/15/30 (Call 03/15/23)	4,540	4,546,650
Series C-3, 4.00%, 03/15/47 (Call 09/15/27)	2,000	1,882,758
Series C-3, 5.00%, 03/15/41 (Call 09/15/27)	2,640	2,801,633
Series C-3, 5.00%, 03/15/42 (Call 09/15/27)	1,500	1,589,147
Series E, 3.00%, 03/15/40 (Call 03/15/30)	4,500	3,749,728
Series E, 3.00%, 03/15/50 (Call 03/15/30)	14,975	11,060,324
Series E, 4.00%, 03/15/34 (Call 03/15/30)	5,000	5,196,296
Series E, 4.00%, 03/15/35 (Call 03/15/30)	2,470	2,533,132
Series E, 4.00%, 03/15/36 (Call 03/15/30)	3,500	3,535,769
Series E, 4.00%, 03/15/41 (Call 03/15/30)	19,500	18,896,535
Series E, 4.00%, 03/15/46 (Call 03/15/30)	7,375	6,956,778
Series E, 5.00%, 03/15/24 (PR 03/15/23)	5,445	5,448,587
Series E, 5.00%, 03/15/25	15,025	15,570,367
Series E, 5.00%, 03/15/26	2,445	2,587,038
Series E, 5.00%, 03/15/28	3,000	3,302,860
Series E, 5.00%, 03/15/30	3,000	3,426,370
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	2,500	2,303,411
5.00%, 12/01/43 (Call 12/01/29)	1,000	1,076,093
5.00%, 12/01/45 (Call 12/01/29)	1,500	1,607,287

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey RB
4.00%, 09/01/39 (Call 09/01/29)	$2,000	$1,951,865
4.00%, 09/01/49 (Call 09/01/29)	14,060	13,098,538
5.00%, 09/01/31 (Call 09/01/29)	10,295	11,692,884
5.00%, 09/01/33 (Call 09/01/29)	1,500	1,694,516
5.00%, 09/01/34 (Call 09/01/29)	5,000	5,614,097
5.00%, 09/01/36 (Call 09/01/29)	3,100	3,411,801
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	19,000	18,144,548
Series 111, 5.00%, 09/01/48 (Call 09/01/28)	1,360	1,437,018
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	2,405	2,437,370
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,013,014
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	6,678,572
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,519,789
Series 183, 4.00%, 12/15/41 (Call 06/15/24)	1,000	961,899
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	4,770	4,860,793
Series 184, 5.00%, 09/01/39 (Call 09/01/24)	1,915	1,943,073
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,205	1,249,293
Series 189, 5.00%, 05/01/40 (Call 05/01/25)	5,000	5,089,346
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,029,940
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	941,955
Series 194, 5.00%, 10/15/24	570	586,965
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,093,015
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,460,805
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,122,631
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	4,500	4,666,768
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	14,780	15,104,569
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,022,867
Series 198, 5.00%, 11/15/41 (Call 11/15/26)	9,475	9,864,455
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	8,190	8,475,099
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	9,500	9,835,559
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,472,417
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,109,444
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	2,814,478
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,083,212
Series 209, 5.00%, 07/15/29 (Call 07/15/28)	4,000	4,453,999
Series 209, 5.00%, 07/15/32 (Call 07/15/28)	3,080	3,418,427
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	1,000	1,096,630
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	1,500	1,397,015
Series 217, 5.00%, 11/01/44 (Call 11/01/29)	3,500	3,740,643
Series 222, 4.00%, 07/15/38 (Call 07/15/30)	9,430	9,258,940
Series 222, 5.00%, 07/15/32 (Call 07/15/30)	1,000	1,155,475
Series 224, 4.00%, 07/15/40 (Call 07/15/31)	3,850	3,739,216
Series 224, 4.00%, 07/15/41 (Call 07/15/31)	13,270	12,771,925
Series 224, 4.00%, 07/15/46 (Call 07/15/31)	12,185	11,420,140
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	7,670	7,115,626
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	2,500	2,256,146
Series 230, 3.00%, 12/01/31	5,000	4,992,068
Series 230, 3.00%, 12/01/32	3,000	2,979,690
Series 230, 4.00%, 12/01/30	1,500	1,630,094
Series 230, 5.25%, 12/01/52 (Call 12/01/32)	2,500	2,738,618
Series 5, 5.38%, 03/01/28	1,555	1,650,250
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	511,988
Sales Tax Asset Receivable Corp. RB
Series A, 4.00%, 10/15/32 (PR 10/15/24)	17,045	17,297,624
Series A, 5.00%, 10/15/25 (PR 10/15/24)	2,000	2,060,996
Series A, 5.00%, 10/15/26 (PR 10/15/24)	4,600	4,740,292
Series A, 5.00%, 10/15/27 (PR 10/15/24)	5,030	5,183,406
Series A, 5.00%, 10/15/28 (PR 10/15/24)	7,860	8,099,716
Series A, 5.00%, 10/15/29 (PR 10/15/24)	5,685	5,858,382
Series A, 5.00%, 10/15/30 (PR 10/15/24)	7,030	7,244,402

Security	Par (000)	Value

New York (continued)
State of New York GO, Series A, 4.00%, 03/01/38 (PR 03/01/23)	$22,030	$22,030,000
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,025,216
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	3,032,828
Town of Brookhaven NY GOL, Series A, 3.00%, 03/15/23	2,385	2,384,880
Triborough Bridge & Tunnel Authority RB
4.00%, 11/15/40 (Call 11/15/29)	6,000	5,861,620
4.00%, 05/15/41 (Call 05/15/32)	1,000	954,161
4.00%, 11/15/42 (Call 03/16/23)	1,855	1,855,533
4.00%, 11/15/42 (Call 03/31/23)	3,065	2,951,812
4.00%, 05/15/51 (Call 05/15/32)	6,800	6,218,019
4.00%, 11/15/52 (Call 11/15/32)	3,000	2,795,390
4.50%, 05/15/47 (Call 11/15/32)	7,000	7,044,808
4.50%, 05/15/52 (Call 11/15/32)	7,465	7,491,366
5.00%, 08/15/24	10,000	10,236,776
5.00%, 11/15/27 (Call 08/15/27)	11,155	12,132,005
5.00%, 05/15/28	20,335	22,493,251
5.00%, 11/15/28	2,085	2,329,916
5.00%, 11/15/31	5,000	5,827,054
5.00%, 11/15/32	3,000	3,538,401
5.00%, 11/15/32 (Call 05/15/32)	3,000	3,556,803
5.00%, 11/15/34 (Call 05/15/33)	3,825	4,509,291
5.00%, 11/15/35 (Call 05/15/33)	3,445	4,008,564
5.00%, 05/15/43 (Call 05/15/32)	1,000	1,088,861
5.00%, 05/15/52	1,750	1,941,922
5.50%, 05/15/52 (Call 11/15/32)	33,750	38,238,763
5.50%, 11/15/57 (Call 11/15/32)	3,000	3,366,748
Series A, 0.00%, 11/15/30(a)	10,800	8,100,417
Series A, 0.00%, 11/15/31(a)	2,000	1,437,517
Series A, 0.00%, 11/15/32(a)	1,800	1,237,707
Series A, 4.00%, 11/15/47 (Call 05/15/28)	3,000	2,825,615
Series A, 4.00%, 11/15/48 (Call 05/15/28)	6,000	5,634,916
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,805	2,600,994
Series A, 5.00%, 11/01/25	2,800	2,943,063
Series A, 5.00%, 11/15/26 (PR 05/15/24)	2,000	2,007,056
Series A, 5.00%, 11/15/27 (PR 05/15/24)	1,000	1,003,528
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,050,160
Series A, 5.00%, 11/15/44 (Call 05/15/28)	13,420	14,205,063
Series A, 5.00%, 11/15/45 (Call 05/15/28)	4,100	4,332,481
Series A, 5.00%, 11/15/46 (Call 05/15/26)	7,900	8,116,278
Series A, 5.00%, 11/15/47 (Call 05/15/27)	9,185	9,559,124
Series A, 5.00%, 11/15/49 (Call 05/15/29)	10,280	10,844,018
Series A, 5.00%, 11/15/51 (Call 05/15/31)	2,875	3,065,740
Series A, 5.00%, 11/15/54 (Call 11/15/30)	4,000	4,243,949
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	6,935	6,434,883
Series A-1, 5.00%, 05/15/51 (Call 05/15/31)	25,800	27,530,246
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/24)(b)	2,885	2,818,128
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/26)(b)	2,885	2,738,294
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/28)(b)	4,165	3,722,931
Series B, 0.00%, 11/15/32(a)	4,745	3,315,975
Series B, 5.00%, 11/15/24 (Call 11/15/23)	1,000	1,000,670
Series B, 5.00%, 11/15/26 (Call 11/15/23)	2,755	2,756,845
Series B, 5.00%, 11/15/27 (Call 11/15/23)	1,600	1,601,072
Series B, 5.00%, 11/15/30	1,000	1,150,008
Series B, 5.00%, 11/15/31	1,000	1,165,411
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,077,936
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,138,358
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,317,118
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,123,992

62	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 11/15/38 (Call 05/15/27)	$1,360	$1,441,715
Series B-2, VRDN, 5.00%, 05/15/50 (Put 05/15/26)(b)	2,000	2,095,769
Series C, 3.00%, 11/15/45 (Call 11/15/29)	17,745	13,637,265
Series C, 5.00%, 05/15/47 (Call 05/15/32)	3,735	4,023,737
Series C-1, 5.00%, 11/15/25	4,575	4,800,643
Series C-1A, 4.00%, 05/15/46 (Call 11/15/31)	8,255	7,659,691
Series C-1A, 5.00%, 05/15/39 (Call 11/15/31)	2,000	2,214,794
Series C-1A, 5.00%, 05/15/51 (Call 11/15/31)	420	449,605
Series C-1B, VRDN, 5.00%, 05/15/51 (Put 05/15/26)(b)	2,500	2,618,937
Series C-2, 3.00%, 05/15/33 (Call 11/15/31)	1,000	984,706
Series C-2, 5.00%, 11/15/42 (Call 11/15/27)	3,715	3,923,329
Series C-3, 3.00%, 05/15/51 (Call 11/15/31)	2,000	1,456,564
Triborough Bridge & Tunnel Authority Sales Tax Revenue RB, 5.25%, 05/15/52 (Call 11/15/32)	3,000	3,285,280
Utility Debt Securitization Authority RB
5.00%, 12/15/28 (Call 12/15/23)	3,965	4,016,480
5.00%, 12/15/28 (Call 06/15/26)	8,500	9,047,289
5.00%, 12/15/32 (Call 12/15/25)	1,830	1,915,569
5.00%, 12/15/33 (Call 12/15/25)	4,440	4,643,989
5.00%, 12/15/33 (Call 12/15/31)	5,500	6,506,679
5.00%, 12/15/34 (Call 12/15/32)	6,500	7,737,831
5.00%, 12/15/36 (Call 12/15/25)	2,750	2,860,702
5.00%, 12/15/37 (Call 12/15/25)	5,380	5,593,669
5.00%, 12/15/39 (Call 12/15/27)	8,660	9,332,795
5.00%, 12/15/40 (Call 12/15/27)	10,155	10,919,860
5.00%, 12/15/41 (Call 12/15/27)	8,000	8,587,190
5.00%, 12/15/49 (Call 12/15/32)	21,280	23,511,468
5.00%, 09/15/52 (Call 12/15/32)	15,000	16,530,982
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,050	2,181,993
Series A, 5.00%, 12/15/35 (Call 06/15/26)	2,000	2,099,929
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	475,355
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,730	6,817,380
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,035,914
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	17,285	17,463,713

		6,869,699,738

North Carolina — 1.3%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/23	2,000	2,012,249
5.00%, 07/01/28	3,000	3,349,076
5.00%, 07/01/31 (Call 07/01/30)	6,875	7,972,654
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,036,984
City of Greensboro NC GO
5.00%, 10/01/29 (Call 10/01/28)	5,000	5,616,701
5.00%, 04/01/41 (Call 04/01/32)	3,850	4,338,192
5.00%, 04/01/42 (Call 04/01/32)	3,920	4,413,252
5.00%, 04/01/43 (Call 04/01/32)	2,595	2,911,868
City of Raleigh NC Combined Enterprise System Revenue RB
Series A, 4.00%, 03/01/46 (Call 03/01/27)	6,700	6,528,905
Series A, 5.00%, 03/01/43 (PR 03/01/23)	10,000	10,000,000
Series B, VRDN, 3.51%, 03/01/35 (Put 03/07/23)(b)	5,705	5,705,000
County of Alamance NC GO, 5.00%, 05/01/24	6,540	6,678,821
County of Guilford NC GO, 5.00%, 03/01/25	15,735	16,337,183
County of Mecklenburg NC GO
5.00%, 09/01/24	7,175	7,377,019
5.00%, 09/01/27	9,830	10,775,715
5.00%, 12/01/27	1,670	1,840,771
5.00%, 09/01/33 (Call 09/01/32)	5,000	5,979,508
County of Union NC GO, Series C, 5.00%, 09/01/25	3,000	3,148,171

Security	Par (000)	Value

North Carolina (continued)
County of Wake NC GO
5.00%, 04/01/25	$6,255	$6,505,555
5.00%, 04/01/29	11,435	12,970,336
Series C, 5.00%, 03/01/25	6,695	6,951,220
County of Wake NC RB, 5.00%, 03/01/24	460	468,237
Durham Capital Financing Corp. RB, 4.00%, 06/01/43 (PR 06/01/23)	5,125	5,135,899
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	11,000	11,536,111
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,111,788
North Carolina Municipal Power Agency No. 1 RB
Series A, 5.00%, 01/01/25	7,490	7,726,412
Series A, 5.00%, 01/01/27 (Call 01/01/26)	2,500	2,632,839
North Carolina Turnpike Authority RB
0.00%, 01/01/44 (Call 01/01/30)(a)	7,340	2,811,268
0.00%, 01/01/49 (Call 01/01/30)(a)	2,500	733,934
4.00%, 01/01/41 (Call 01/01/29) (AGM)	2,000	1,938,514
4.00%, 01/01/55 (Call 01/01/30)	2,000	1,764,272
4.00%, 01/01/55 (Call 01/01/30) (AGM)	2,000	1,803,108
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,067,722
5.00%, 01/01/44 (Call 01/01/30)	2,000	2,054,493
5.00%, 01/01/49 (Call 01/01/30)	3,800	3,874,244
5.00%, 01/01/49 (Call 01/01/30) (AGM)	2,415	2,483,524
State of North Carolina GO
3.00%, 06/01/35 (Call 06/01/28)	5,000	4,667,745
5.00%, 06/01/30 (Call 06/01/29)	3,950	4,495,185
Series A, 5.00%, 06/01/25	4,000	4,174,834
Series A, 5.00%, 06/01/26	11,500	12,267,354
Series A, 5.00%, 06/01/27	10,525	11,473,858
Series A, 5.00%, 06/01/27 (Call 06/01/26)	10,995	11,727,635
Series A, 5.00%, 06/01/28 (Call 06/01/26)	5,000	5,346,949
Series B, 5.00%, 06/01/26	12,925	13,787,439
Series B, 5.00%, 06/01/27	1,500	1,635,229
Series B, 5.00%, 06/01/28	11,390	12,692,587
Series B, 5.00%, 06/01/29	1,000	1,137,806
Series D, 4.00%, 06/01/23	5,350	5,362,176
State of North Carolina RB
4.00%, 03/01/34 (Call 03/01/31)	2,000	2,101,465
5.00%, 03/01/23	1,415	1,415,000
5.00%, 03/01/24	6,625	6,741,674
5.00%, 03/01/25	3,500	3,624,992
5.00%, 03/01/27	5,000	5,391,818
5.00%, 03/01/28	19,000	20,920,573
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,083,558
5.00%, 03/01/31 (Call 03/01/29)	2,500	2,806,456
5.00%, 03/01/32 (Call 03/01/31)	1,000	1,157,729
5.00%, 03/01/33 (Call 03/01/29)	3,000	3,358,087
Series A, 4.00%, 05/01/33 (Call 05/01/29)	1,000	1,054,556
Series A, 4.00%, 05/01/34 (Call 05/01/29)	4,960	5,196,330
Series A, 5.00%, 05/01/24	11,390	11,633,083
Series A, 5.00%, 05/01/32	7,855	9,278,585
Series B, 3.00%, 05/01/32 (Call 05/01/30)	2,000	1,926,792
Series B, 5.00%, 05/01/24	4,640	4,739,026
Series B, 5.00%, 05/01/25	5,000	5,204,007
Series B, 5.00%, 05/01/26	1,505	1,597,887
Series B, 5.00%, 06/01/26	1,000	1,063,527
Series B, 5.00%, 05/01/27	2,000	2,168,139
Series B, 5.00%, 05/01/28 (Call 05/01/27)	6,500	7,056,534
Series B, 5.00%, 05/01/29	1,500	1,694,927
Series B, 5.00%, 05/01/29 (Call 05/01/27)	1,000	1,088,045

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series B, 5.00%, 05/01/30	$10,915	$12,553,292
Series B, 5.00%, 05/01/31 (Call 05/01/30)	1,500	1,720,072
Series B, 5.00%, 05/01/33 (Call 05/01/30)	3,110	3,546,313
Series B, 5.00%, 05/01/34 (Call 05/01/30)	2,500	2,829,875
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,533,244
Town of Cary NC GO
4.00%, 09/01/32 (Call 09/01/31)	5,710	6,245,684
4.00%, 09/01/33 (Call 09/01/31)	3,535	3,827,953

		405,919,565

Ohio — 1.5%
American Municipal Power Inc. RB
4.00%, 02/15/36 (Call 02/15/30)	4,360	4,367,735
4.00%, 02/15/42 (Call 02/15/28)	5,000	4,695,457
5.00%, 02/15/25	2,250	2,324,950
5.00%, 02/15/33 (Call 02/15/30)	2,000	2,227,838
5.00%, 02/15/35 (Call 02/15/30)	12,000	13,199,340
Series A, 5.00%, 02/15/46 (Call 02/15/26)	845	857,155
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC)	20	21,207
5.25%, 12/01/30 (NPFGC)	1,000	1,174,933
City of Cleveland OH Income Tax Revenue RB, Series A, 5.00%, 10/01/30 (PR 10/01/23)	10,035	10,143,359
City of Columbus OH GO
4.00%, 02/15/28 (Call 02/15/24)	2,600	2,620,041
4.00%, 04/01/30	9,640	10,293,132
4.00%, 04/01/31	4,680	5,038,193
Series 1, 5.00%, 07/01/25	1,860	1,944,770
Series 1, 5.00%, 07/01/26	1,545	1,651,043
Series 2017-1, 5.00%, 04/01/24	6,240	6,364,660
Series A, 5.00%, 04/01/25	3,000	3,120,170
Series A, 5.00%, 04/01/26	4,480	4,762,083
Series A, 5.00%, 04/01/28	9,955	11,029,213
Series A, 5.00%, 04/01/30 (Call 10/01/28)	3,000	3,361,269
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28 (PR 12/01/24)	2,150	2,219,350
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,666,421
5.00%, 06/01/32 (Call 06/01/26)	2,525	2,682,184
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	7,480	7,929,537
County of Hamilton OH Sales Tax Revenue RB
Series A, 4.00%, 12/01/32 (Call 12/01/26)	1,000	1,034,776
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,072,772
Northeast Ohio Regional Sewer District RB
3.00%, 11/15/39 (Call 11/15/29)	2,475	2,073,548
4.00%, 11/15/49 (PR 11/15/24)	8,560	8,680,113
5.00%, 11/15/43 (PR 05/15/23)	4,115	4,129,519
5.00%, 11/15/49 (PR 11/15/24)	5,755	5,935,229
Ohio State University (The) RB
4.00%, 12/01/39 (Call 12/01/31)	1,000	1,004,816
4.00%, 12/01/43 (Call 12/01/31)	12,750	12,426,652
4.00%, 12/01/48 (Call 12/01/31)	27,085	25,715,777
5.00%, 12/01/32 (Call 12/01/31)	1,270	1,486,660
5.00%, 12/01/35 (Call 12/01/31)	4,000	4,600,791
Series A, 4.00%, 06/01/43 (Call 06/01/23)	3,645	3,495,882
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,103,345
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,005,534
Series E, VRDN, 3.48%, 06/01/35 (Put 03/07/23)(b)	31,425	31,425,000
Ohio Turnpike & Infrastructure Commission RB
Series A, 4.00%, 02/15/46 (Call 02/15/28)	32,545	30,858,837
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,201,002

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 02/15/46 (Call 02/15/31)	$8,540	$9,216,987
Series A, 5.00%, 02/15/51 (Call 02/15/31)	6,000	6,417,465
Series A-2, 0.00%, 02/15/37(a)	6,880	3,817,958
Series A-2, 0.00%, 02/15/40(a)	2,500	1,164,971
Series A-2, 0.00%, 02/15/41(a)	7,095	3,131,925
Series S, 5.70%, 02/15/34 (Call 02/15/31)	2,145	2,540,156
Ohio University RB, Series A, 5.00%, 12/01/44 (Call 06/01/27)	2,000	2,081,562
Ohio Water Development Authority RB
5.00%, 12/01/27	1,865	2,053,089
5.00%, 06/01/28 (Call 03/01/28)	2,000	2,213,670
5.00%, 12/01/29 (Call 09/01/29)	10,545	12,023,615
5.00%, 12/01/39 (Call 12/01/29)	5,025	5,517,379
5.00%, 06/01/44 (Call 12/01/29)	5,000	5,393,783
Series A, 5.00%, 12/01/28	1,000	1,123,559
Series A, 5.00%, 06/01/29 (Call 03/01/29)	6,680	7,546,936
Series A, 5.00%, 12/01/35 (Call 06/01/31)	2,000	2,282,133
Series A, 5.00%, 12/01/36 (Call 06/01/31)	1,500	1,692,619
Series A, 5.00%, 12/01/38 (Call 06/01/31)	1,000	1,117,946
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/23	6,155	6,242,418
5.00%, 12/01/33 (Call 06/01/30)	1,275	1,461,548
Series 2015-A, 5.00%, 12/01/25	8,055	8,499,128
Series A, 5.00%, 06/01/29 (Call 06/01/27)	10,000	10,939,344
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	2,876,053
Series A, 5.00%, 12/01/46 (Call 12/01/31)	1,580	1,715,749
Series A, 5.00%, 12/01/50 (Call 06/01/30)	8,780	9,380,371
Series B, 3.00%, 12/01/34 (Call 12/01/29)	1,500	1,422,994
Series B, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,654,413
Series B, 5.00%, 12/01/44 (Call 12/01/29)	12,815	13,824,267
State of Ohio GO
5.00%, 03/15/29 (Call 03/15/24)	3,515	3,582,627
5.00%, 03/01/35 (Call 03/01/32)	1,125	1,307,089
Series A, 5.00%, 12/15/23	7,360	7,467,623
Series A, 5.00%, 09/15/24	2,250	2,315,416
Series A, 5.00%, 06/15/36 (Call 06/15/31)	2,500	2,841,110
Series B, 5.00%, 09/15/23	10,000	10,100,435
Series B, 5.00%, 09/15/24	1,615	1,661,954
Series B, 5.00%, 09/15/25	5,475	5,747,547
Series B, 5.00%, 09/15/26	4,585	4,913,613
Series B, 5.00%, 09/15/27	1,500	1,642,371
Series B, 5.00%, 09/01/28	3,520	3,934,237
Series B, 5.00%, 09/15/29	12,670	14,420,860
Series B, 5.00%, 02/01/31	2,000	2,330,730
Series C, 5.00%, 03/15/26	4,475	4,745,660
Series C, 5.00%, 08/01/26	2,215	2,367,575
Series C, 5.00%, 08/01/27	1,430	1,561,552
Series C, 5.00%, 08/01/28	7,765	8,663,383
Series C, 5.00%, 08/01/28 (ETM)	735	820,037
Series S, 5.00%, 05/01/25	2,035	2,119,334
State of Ohio RB
5.00%, 12/15/28 (Call 06/15/26)	7,500	7,963,542
Series 1, 5.00%, 12/15/29 (Call 06/15/26)	1,000	1,060,840
Upper Arlington City School District GO, Series A, 5.00%, 12/01/48 (PR 12/01/27)	1,000	1,100,852

		462,964,718

Oklahoma — 0.3%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,655	2,838,471

64	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Series A, 5.00%, 06/01/28 (Call 12/01/26)	$1,530	$1,635,169
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	5,729,854
Series A, 5.00%, 06/01/30 (Call 12/01/26)	1,000	1,067,641
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,033,090
Oklahoma Municipal Power Authority RB, Series A, 4.00%, 01/01/47 (Call 01/01/31) (AGM)	9,000	8,347,929
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	1,858,245
Series A, 4.00%, 01/01/48 (Call 01/01/27)	3,500	3,266,009
Series A, 5.00%, 01/01/42 (Call 01/01/26)	6,015	6,202,900
Series A, 5.00%, 01/01/43 (Call 01/01/27)	2,355	2,462,974
Series C, 4.00%, 01/01/42 (Call 01/01/27)	2,000	1,935,132
Series C, 5.00%, 01/01/47 (Call 01/01/27)	3,715	3,865,962
Series D, 5.00%, 01/01/25	2,295	2,366,612
Oklahoma Water Resources Board RB
4.00%, 04/01/47 (Call 04/01/31) (OK CERF)	18,250	17,733,797
Series B, 5.00%, 10/01/51 (Call 10/01/32)	15,250	16,706,553
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	2,000	1,827,816

		79,878,154

Oregon — 0.9%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 03/01/34 (Call 09/01/29)	7,525	8,490,875
Clackamas County School District No. 12 North Clackamas GO
Series B, 5.00%, 06/15/33 (Call 06/15/27) (GTD)	1,710	1,836,379
Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,565,621
Clackamas County School District No. 7J Lake Oswego GO, 4.00%, 06/01/39 (Call 06/01/27) (GTD)	6,000	6,036,934
County of Multnomah OR GO
5.00%, 06/15/29	10,000	11,336,748
Series A, 5.00%, 06/15/27	30,000	32,669,433
Series A, 5.00%, 06/15/28	39,990	44,496,561
Hillsboro School District No. 1J GO, 5.00%, 06/15/38 (Call 06/15/27) (GTD)	2,250	2,384,762
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/27 (GTD)	2,500	2,717,181
5.00%, 06/15/29 (GTD)	5,000	5,662,189
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	1,914,094
Oregon State Lottery RB
Series A, 5.00%, 04/01/39 (Call 04/01/32)	2,715	3,042,010
Series C, 5.00%, 04/01/23	2,120	2,123,036
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	10,171,072
Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	3,000	3,114,017
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,075,601
Portland Community College District GO, 5.00%, 06/15/29 (Call 06/15/26)	2,400	2,552,203
Salem-Keizer School District No. 24J GO
5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,360,590
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	5,407,135
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,079,248
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,076,078
State of Oregon Department of Transportation RB
Series A, 4.00%, 11/15/42 (Call 11/15/29)	14,000	13,758,515
Series A, 5.00%, 11/15/23	5,170	5,234,057
Series A, 5.00%, 11/15/24	7,770	8,008,652
Series A, 5.00%, 11/15/27 (PR 11/15/24)	4,320	4,458,924
Series A, 5.00%, 11/15/28 (PR 11/15/24)	3,630	3,746,734
Series A, 5.00%, 11/15/29 (PR 11/15/24)	2,000	2,064,316

Security	Par (000)	Value

Oregon (continued)
Series A, 5.00%, 11/15/31 (PR 11/15/24)	$19,765	$20,400,607
Series A, 5.00%, 11/15/35 (Call 11/15/29)	1,000	1,117,653
Series A, 5.00%, 11/15/36 (Call 11/15/29)	13,665	15,137,525
Series A, 5.00%, 11/15/37 (Call 11/15/29)	2,025	2,224,892
Series A, 5.00%, 11/15/38 (PR 11/15/23)	2,000	2,026,044
Series A, 5.00%, 11/15/42 (Call 11/15/29)	8,195	8,852,724
State of Oregon GO
4.00%, 05/01/38 (Call 05/01/31)	5,000	5,069,213
4.00%, 05/01/39 (Call 05/01/31)	3,000	3,007,395
4.00%, 05/01/41 (Call 05/01/31)	4,845	4,784,846
5.00%, 05/01/35 (Call 05/01/31)	3,040	3,509,497
5.00%, 06/01/40 (Call 06/01/31)	2,815	3,118,189
Series A, 5.00%, 05/01/23	1,240	1,243,796
Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,202,906
Series A, 5.00%, 05/01/44 (Call 05/01/29)	5,060	5,427,798
Series F, 5.00%, 05/01/33 (Call 05/01/26)	7,000	7,425,501
Series K, 5.00%, 11/01/24	1,395	1,439,554
Series L, 5.00%, 08/01/42 (Call 08/01/27)	1,500	1,573,659
Series N, 5.00%, 05/01/24	1,195	1,221,193
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/48 (PR 09/01/27)	1,000	1,091,778
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	2,658,955
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	2,643,610

		283,560,300

Pennsylvania — 2.7%
Allegheny County Sanitary Authority RB, 5.00%, 06/01/43 (Call 06/01/28)	3,000	3,137,124
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,027,038
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	500	503,579
Series A, 5.00%, 08/01/26	1,500	1,589,277
Series A, 5.00%, 05/01/35 (Call 05/01/31)	3,565	3,940,533
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 10/01/42 (Call 10/01/27)	16,160	16,968,485
Series A, 5.00%, 07/01/45 (PR 07/01/24)	5,755	5,897,860
Series A, 5.00%, 11/01/45 (Call 11/01/30)	5,395	5,701,179
Series A, 5.00%, 10/01/47 (Call 10/01/27)	18,475	19,117,575
Series A, 5.00%, 10/01/48 (Call 10/01/28)	4,000	4,162,193
Series A, 5.00%, 11/01/50 (Call 11/01/30)	15,680	16,466,042
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,031,557
Series B, 5.00%, 11/01/44 (Call 11/01/29)	3,000	3,152,195
Series B, 5.00%, 11/01/49 (Call 11/01/29)	4,000	4,174,269
Series C, 4.00%, 10/01/51 (Call 10/01/31)	10,000	8,895,795
Commonwealth of Pennsylvania GO
5.00%, 07/15/26	2,000	2,135,092
5.00%, 07/15/27	14,875	16,189,422
5.00%, 07/15/28	2,000	2,220,846
5.00%, 09/15/29 (Call 09/15/26)	4,000	4,249,277
5.00%, 10/01/31	5,320	6,172,605
5.00%, 10/01/38 (Call 10/01/32)	2,075	2,328,131
5.00%, 10/01/40 (Call 10/01/32)	44,375	49,084,536
5.00%, 10/01/42 (Call 10/01/32)	33,700	37,037,816
First Series, 2.00%, 05/15/38 (Call 05/15/31)	10,000	7,126,368
First Series, 2.00%, 05/15/39 (Call 05/15/31)	10,000	6,872,953
First Series, 3.00%, 05/15/34 (Call 05/15/31)	4,500	4,151,107
First Series, 4.00%, 04/01/29 (Call 04/01/23)	15,000	15,012,534
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,121,722

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 4.00%, 04/01/32 (Call 04/01/23)	$7,500	$7,505,887
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,011,917
First Series, 4.00%, 03/15/34 (Call 03/15/25)	2,000	2,033,375
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	8,237,650
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,038,822
First Series, 4.00%, 03/01/38 (Call 03/01/28)	4,515	4,551,773
First Series, 5.00%, 03/15/23	2,165	2,166,506
First Series, 5.00%, 08/15/23	2,985	3,011,525
First Series, 5.00%, 01/01/24	1,850	1,879,183
First Series, 5.00%, 03/01/24	9,695	9,873,400
First Series, 5.00%, 06/15/24	2,000	2,047,904
First Series, 5.00%, 07/01/24	1,965	2,013,778
First Series, 5.00%, 08/15/24	2,400	2,465,428
First Series, 5.00%, 09/15/24	4,830	4,969,693
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,007,160
First Series, 5.00%, 08/15/25	9,000	9,417,906
First Series, 5.00%, 09/15/25	1,500	1,572,422
First Series, 5.00%, 09/15/26	3,705	3,969,252
First Series, 5.00%, 01/01/27	3,500	3,766,424
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	12,865,295
First Series, 5.00%, 05/15/28	9,235	10,219,870
First Series, 5.00%, 05/15/30	4,500	5,118,799
First Series, 5.00%, 03/15/31 (Call 03/15/25)	8,400	8,711,630
First Series, 5.00%, 05/15/31	5,000	5,772,683
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	4,386,954
First Series 2020, 5.00%, 05/01/23	2,500	2,507,944
First Series 2020, 5.00%, 05/01/26	12,655	13,451,813
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,103,034
Second Series, 5.00%, 10/15/23	1,200	1,214,173
Second Series, 5.00%, 01/15/24	1,545	1,570,503
Second Series, 5.00%, 09/15/24	1,535	1,579,395
Second Series, 5.00%, 01/15/25	1,365	1,413,612
Second Series, 5.00%, 09/15/25	1,310	1,373,248
Second Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,012,367
Second Series, 5.00%, 01/15/27	4,680	5,040,404
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	5,420	5,733,553
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	2,400	2,547,913
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	2,400	2,429,976
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,012,428
Second Series, 5.00%, 10/15/31 (Call 10/15/23)	3,450	3,492,452
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,527,987
Series D, 4.00%, 08/15/28 (Call 08/15/25) (AGM)	10,010	10,248,557
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,064,516
County of Allegheny PA GO
Series C-75, 5.00%, 11/01/27 (Call 11/01/26)	2,185	2,319,706
Series C76, 5.00%, 11/01/41 (Call 11/01/26)	1,500	1,571,829
Series C-78, 4.00%, 11/01/49 (Call 11/01/30)	1,160	1,064,133
County of Montgomery PA GO, Series A, 5.00%, 01/01/39 (Call 01/01/31)	7,175	8,008,389
County of Montgomery PA GOL
5.00%, 07/01/34 (Call 07/01/32)	1,940	2,294,848
5.00%, 07/01/36 (Call 07/01/32)	5,595	6,478,723
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/42 (Call 07/01/27)	1,565	1,626,016
5.00%, 07/01/47 (Call 07/01/27)	4,250	4,383,545
Delaware River Port Authority RB
5.00%, 01/01/30 (PR 01/01/24)	1,660	1,684,132
5.00%, 01/01/33 (PR 01/01/24)	2,570	2,607,360
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,532,807
Series A, 5.00%, 01/01/39 (Call 01/01/29)	875	939,642

Security	Par (000)	Value

Pennsylvania (continued)
Series B, 5.00%, 01/01/26	$1,815	$1,912,070
Delaware Valley Regional Finance Authority RB, Series A, 5.50%, 08/01/28 (AMBAC)	3,110	3,472,903
Haverford Township School District GOL, VRDN, 3.40%, 03/01/30 (Put 03/07/23) (SAW)(b)	10,000	10,000,000
Lower Merion School District GOL, 5.00%, 11/15/26 (SAW)	5,980	6,426,806
Pennsylvania Higher Educational Facilities Authority RB
4.00%, 08/15/32 (Call 08/15/26)	3,045	3,133,694
4.00%, 08/15/41 (Call 02/15/27)	3,555	3,461,047
4.00%, 02/15/43 (Call 02/15/28)	5,980	5,777,241
5.00%, 02/15/48 (Call 02/15/28)	6,940	7,297,531
Pennsylvania State University (The) RB
5.00%, 09/01/42 (Call 09/01/27)	15,750	16,618,565
5.25%, 09/01/52 (Call 09/01/32)	26,350	28,944,482
Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	4,889,004
Pennsylvania Turnpike Commission, VRDN, 3.40%, 12/01/39 (Put 03/07/23)(b)	10,300	10,300,000
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,042,112
Pennsylvania Turnpike Commission RB
4.75%, 12/01/37 (Call 12/01/26)	2,000	2,059,631
5.00%, 12/01/23	3,995	4,042,845
5.00%, 06/01/24	10,000	10,182,615
5.00%, 12/01/25	1,050	1,103,917
5.00%, 12/01/31 (Call 12/01/27)	1,500	1,637,199
5.00%, 12/01/32	5,000	5,758,168
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,091,597
5.00%, 12/01/47 (Call 12/01/32)	3,900	4,144,829
5.25%, 12/01/52 (Call 12/01/32)	1,500	1,626,816
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	4,500	4,772,085
Second Series, 5.00%, 12/01/36 (Call 12/01/27)	1,130	1,191,625
Series A, 4.00%, 12/01/43 (Call 12/01/30)	2,000	1,901,272
Series A, 4.00%, 12/01/44 (Call 12/01/30)	10,725	10,035,059
Series A, 4.00%, 12/01/45 (Call 12/01/30)	14,595	13,553,075
Series A, 4.00%, 12/01/46 (Call 12/01/30)	3,300	3,046,581
Series A, 4.00%, 12/01/49 (Call 12/01/29)	2,500	2,275,264
Series A, 4.00%, 12/01/49 (Call 12/01/29) (AGM)	3,500	3,420,128
Series A, 4.00%, 12/01/50 (Call 12/01/30)	13,545	12,277,895
Series A, 5.00%, 12/01/30 (Call 12/01/26)	3,840	4,071,068
Series A, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,591,884
Series A, 5.00%, 12/01/39 (Call 12/01/29)	10,000	10,516,928
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	6,605,285
Series A, 5.00%, 12/01/44 (Call 12/01/29)	5,780	6,027,934
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,055	1,096,886
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,527,758
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	7,173,526
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	2,616,997
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	29,975	30,663,043
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	4,217,255
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	4,000	4,137,441
Series B, 4.00%, 12/01/46 (Call 12/01/31)	1,000	923,206
Series B, 4.00%, 12/01/51 (Call 12/01/31)	4,700	4,286,894
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,062,179
Series B, 5.00%, 12/01/45 (Call 12/01/25)	8,690	8,855,307
Series B, 5.00%, 12/01/46 (Call 06/01/31)	9,150	9,698,554
Series B, 5.00%, 12/01/50 (Call 12/01/30)	2,000	2,085,057
Series B, 5.00%, 12/01/51 (Call 06/01/31)	8,660	9,039,418
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,064,748
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	2,673,135

66	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	$2,500	$2,667,004
Series C, 5.00%, 12/01/39 (Call 12/01/24)	3,040	3,104,872
Series C, 5.00%, 12/01/43 (Call 12/01/23)	1,445	1,456,043
Series C, 5.00%, 12/01/43 (PR 12/01/23)	5,940	6,013,339
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,050,940
Series E, 0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	2,254,129
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	808,308
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,425,040
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,535,849
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/44 (Call 09/01/29) (AGM)	1,000	1,056,680
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/44 (Call 09/01/29) (SAW)	6,555	6,911,198
State Public School Building Authority RB
5.50%, 06/01/28 (AGM, SAW)	470	526,868
Series A, 5.00%, 06/01/31 (Call 12/01/26) (AGM, SAW)	2,000	2,092,668
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	4,435	4,575,154
Upper Merion Area School District/PA GOL
Series A, 4.00%, 01/15/46 (Call 01/15/29) (SAW)	9,000	8,770,591
Series A, 4.00%, 01/15/51 (Call 01/15/29) (SAW)	7,870	7,687,450
Westmoreland County Municipal Authority RB, 5.00%, 08/15/37 (PR 08/15/23)	18,240	18,393,876

		860,577,919

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,030	2,039,159
Series B, 5.00%, 06/15/26	2,500	2,649,686
Series B, 5.00%, 06/15/27 (Call 06/15/26)	11,855	12,492,648
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,623,322
Rhode Island Health & Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	3,490	3,847,779
Rhode Island Health and Educational Building Corp. RB, Series A, 4.00%, 09/01/37 (Call 09/01/27)	4,500	4,531,288

		28,183,882

South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/25 (Call 12/01/23)	2,800	2,839,989
5.00%, 12/01/26 (Call 12/01/23)	4,750	4,821,801
5.00%, 12/01/30 (PR 12/01/23)	2,000	2,027,662
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/49 (Call 01/01/30)	7,955	8,523,355
City of Columbia SC Waterworks & Sewer System Revenue RB, Series A, 5.00%, 02/01/49 (PR 02/01/29)	2,500	2,810,141
County of Charleston SC, 4.00%, 11/01/28 (Call 11/01/27) (SAW)	11,800	12,456,085
County of Charleston SC GO, 4.00%, 11/01/33 (Call 11/01/27) (SAW)	6,255	6,469,148
South Carolina Public Service Authority RB
5.00%, 12/01/38 (Call 12/01/23)	3,020	3,031,855
Series A, 4.00%, 12/01/34 (Call 12/01/31)	2,000	1,981,328
Series A, 4.00%, 12/01/35 (Call 12/01/31)	1,750	1,708,596
Series A, 4.00%, 12/01/38 (Call 06/01/32)	1,000	944,014
Series A, 4.00%, 12/01/40 (Call 12/01/30)	3,000	2,781,864
Series A, 4.00%, 12/01/41 (Call 06/01/32)	2,000	1,833,360
Series A, 4.00%, 12/01/47 (Call 06/01/32)	7,000	6,212,636
Series A, 4.00%, 12/01/52 (Call 06/01/32)	10,000	8,678,067
Series A, 5.00%, 12/01/31	3,000	3,321,736

Security	Par (000)	Value

South Carolina (continued)
Series A, 5.00%, 12/01/31 (Call 06/01/26)	$2,000	$2,082,390
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,068,809
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,393,347
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	1,987,697
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	6,397,358
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,035,652
Series B, 4.00%, 12/01/41 (Call 12/01/31)	2,200	2,016,696
Series B, 4.00%, 12/01/42 (Call 12/01/31)	1,000	910,127
Series B, 4.00%, 12/01/47 (Call 12/01/31)	2,000	1,775,039
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,009,080
Series B, 5.00%, 12/01/51 (Call 12/01/31)	2,195	2,214,836
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	5,681,435
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,347,795
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,117,119
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,430,943
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,500,287
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,306,589
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,025,171
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/30	10,000	11,463,636
Series A, 5.00%, 10/01/24	1,000	1,027,762
Series B, 3.38%, 10/01/32 (Call 10/01/23)	1,000	989,440
Series B, 3.63%, 10/01/33 (Call 10/01/23)	715	715,013
Series B, 5.00%, 10/01/26	6,875	7,350,347
Series B, 5.00%, 10/01/27	34,450	37,600,328
Series-B, 5.00%, 10/01/25	10,000	10,474,690
State of South Carolina GO
Series A, 5.00%, 04/01/24	17,000	17,339,619
Series A, 5.00%, 04/01/25	3,500	3,640,199
University of South Carolina RB, Series A, 4.00%, 05/01/51 (Call 05/01/31)	19,710	17,874,678

		228,217,719

Tennessee — 1.0%
City of Clarksville TN Water Sewer & Gas Revenue RB
Series A, 4.00%, 02/01/51 (Call 02/01/31)	2,000	1,865,729
Series A, 5.00%, 02/01/45 (Call 02/01/31)	1,500	1,621,157
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,085	2,170,605
City of Memphis TN GOL
5.00%, 10/01/43 (Call 10/01/31)	8,065	8,808,679
5.00%, 10/01/47 (Call 10/01/31)	8,655	9,371,313
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/45 (Call 10/01/30)	4,200	4,526,903
County of Shelby TN GO
4.00%, 04/01/32 (Call 04/01/29)	5,705	6,036,921
5.00%, 04/01/29	4,445	5,015,149
Series A, 5.00%, 03/01/24	1,000	1,018,401
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,099,526
Series A, 5.00%, 05/15/46 (Call 05/15/31)	3,485	3,768,541
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/34 (Call 07/01/28)	5,180	5,352,579
4.00%, 07/01/36 (Call 07/01/28)	10,000	10,132,742
5.00%, 01/01/24	3,835	3,891,698
5.00%, 07/01/24 (Call 07/01/23)	2,275	2,288,734
5.00%, 01/01/25	2,135	2,207,396
5.00%, 07/01/25	2,500	2,608,195
5.00%, 01/01/27	18,240	19,601,014

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
5.00%, 07/01/27	$5,130	$5,569,955
5.00%, 01/01/30	2,000	2,280,271
5.00%, 07/01/30 (Call 07/01/28)	5,800	6,433,171
5.00%, 01/01/31	4,160	4,812,536
5.00%, 07/01/32 (Call 07/01/28)	5,000	5,527,569
Series C, 4.00%, 01/01/32 (Call 01/01/31)	8,900	9,489,126
Series C, 5.00%, 01/01/25	21,315	22,037,773
Series C, 5.00%, 01/01/26	17,200	18,134,251
Series C, 5.00%, 01/01/29	21,335	23,891,202
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/40 (PR 07/01/23)	1,045	1,051,400
5.00%, 07/01/42 (Call 07/01/27)	21,645	22,752,453
Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,349,437
Metropolitan Nashville Airport Authority (The) RB
Series A, 5.00%, 07/01/44 (Call 07/01/30)	2,000	2,101,144
Series A, 5.00%, 07/01/49 (Call 07/01/30)	2,000	2,085,630
State of Tennessee GO
Series A, 5.00%, 11/01/26	1,470	1,580,116
Series A, 5.00%, 08/01/28 (PR 08/01/25)	1,595	1,668,815
Series A, 5.00%, 11/01/34 (Call 11/01/31)	4,585	5,363,458
Series B, 5.00%, 09/01/28 (PR 09/01/24)	2,000	2,054,832
Tennessee State School Bond Authority, 5.00%, 11/01/26 (ST INTERCEPT)	5,670	6,092,688
Tennessee State School Bond Authority RB
5.00%, 11/01/23	3,580	3,622,888
5.00%, 11/01/39 (Call 11/01/32) (ST INTERCEPT)	9,655	10,855,483
5.00%, 11/01/40 (Call 11/01/32) (ST INTERCEPT)	10,150	11,348,716
5.00%, 11/01/52 (Call 11/01/32) (ST INTERCEPT)	20,000	21,867,432
Series A, 5.00%, 11/01/47 (Call 11/01/27) (HERBIP)	5,000	5,256,727
Series B, 5.00%, 11/01/25	4,470	4,706,606
Series B, 5.00%, 11/01/40 (PR 11/01/25) (HERBIP)	4,025	4,223,273

		298,542,234

Texas — 7.3%
Aldine Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	1,879,598
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,182,364
Aledo Independent School District GO, 4.00%, 02/15/45 (Call 02/15/29) (PSF)	1,000	955,081
Arlington Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	4,560	4,639,800
Austin Community College District GOL
4.00%, 08/01/40 (Call 08/01/25)	1,500	1,474,932
4.00%, 08/01/48 (Call 08/01/27)	3,500	3,339,998
Austin Independent School District GO
4.00%, 08/01/32 (Call 08/01/31) (PSF)	10,355	11,189,509
5.00%, 08/01/26 (PSF)	1,350	1,442,084
5.00%, 08/01/27 (PSF)	2,000	2,177,912
5.00%, 08/01/30 (PSF)	5,690	6,563,453
Board of Regents of the University of Texas System RB
5.00%, 08/15/31	5,000	5,812,134
Series A, 4.00%, 08/15/35 (Call 08/15/31)	14,650	15,304,172
Series A, 4.00%, 08/15/42 (Call 08/15/24)	1,205	1,187,518
Series A, 5.00%, 08/15/23	10,025	10,107,295
Series A, 5.00%, 08/15/28	6,000	6,638,792
Series A, 5.00%, 08/15/30	17,660	20,243,091
Series A, 5.00%, 08/15/33 (Call 08/15/29)	10,070	11,249,487
Series A, 5.00%, 08/15/34 (Call 08/15/29)	1,900	2,112,382
Series A, 5.00%, 08/15/50	5,950	6,841,816
Series B, 5.00%, 08/15/25	4,875	5,086,092

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 08/15/26	$3,185	$3,389,960
Series B, 5.00%, 08/15/27	10,045	10,908,249
Series B, 5.00%, 08/15/49	5,000	5,747,444
Series C, 5.00%, 08/15/25	2,610	2,723,015
Series D, 5.00%, 08/15/24	2,200	2,258,395
Series E, 5.00%, 08/15/26	8,405	8,945,878
Series F, 5.00%, 08/15/47	2,000	2,297,370
Series I, 5.00%, 08/15/24	2,310	2,371,315
Series J, 5.00%, 08/15/23	3,000	3,024,627
Series J, 5.00%, 08/15/25	1,625	1,695,364
Central Texas Regional Mobility Authority RB
Series A, 5.00%, 01/01/40 (PR 07/01/25)	6,060	6,316,706
Series A, 5.00%, 01/01/45 (PR 07/01/25)	2,500	2,605,902
Series B, 4.00%, 01/01/51 (Call 01/01/31)	1,000	900,380
Series B, 5.00%, 01/01/46 (Call 01/01/31)	1,000	1,058,759
Series E, 5.00%, 01/01/45 (Call 01/01/30)	2,500	2,631,543
Central Texas Turnpike System RB
Series A, 5.00%, 08/15/39 (Call 08/15/30)	25,175	26,860,446
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	504,705
Series B, 5.00%, 08/15/37 (Call 08/15/24)	2,500	2,555,563
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,034,697
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,523,977
Series C, 5.00%, 08/15/37 (Call 08/15/24)	19,020	19,227,179
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	10,314,050
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40 (Call 11/15/23)	1,000	1,000,857
Series A, 5.00%, 11/15/45 (Call 11/15/25)	16,000	16,480,496
Series A, 5.00%, 11/15/45 (Call 11/15/30)	3,905	4,172,726
Series B, 5.00%, 11/15/44 (Call 11/15/29)	3,120	3,320,415
Series B, 5.00%, 11/15/49 (Call 11/15/29)	3,000	3,165,368
City of Austin TX GOL, 5.00%, 09/01/28	13,635	15,217,429
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/26	2,245	2,408,653
5.00%, 11/15/28	6,000	6,674,656
5.00%, 11/15/29	7,750	8,780,962
5.00%, 11/15/30	2,795	3,218,451
5.00%, 11/15/31	5,880	6,867,427
5.00%, 11/15/32	6,185	7,300,747
5.00%, 11/15/33 (Call 05/15/33)	3,250	3,834,557
5.00%, 11/15/34 (Call 05/15/33)	3,415	3,996,403
5.00%, 11/15/35 (Call 05/15/33)	3,590	4,146,713
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,439,904
5.00%, 11/15/39 (Call 11/15/31)	2,000	2,214,794
5.00%, 11/15/41 (Call 11/15/26)	1,000	1,041,478
5.00%, 11/15/43 (Call 05/15/33)	10,720	11,814,561
Series C, 5.00%, 11/15/45 (Call 11/15/30)	2,000	2,150,869
Series C, 5.00%, 11/15/50 (Call 11/15/30)	2,000	2,137,290
City of Corpus Christi TX Utility System Revenue RB, Series A, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,053,448
City of Dallas TX GOL
5.00%, 02/15/24	1,800	1,830,990
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,529,185
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/46 (Call 10/01/27)	2,500	2,628,845
Series A, 5.00%, 10/01/24	3,000	3,085,158
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,457,970
Series A, 5.00%, 10/01/29 (Call 10/01/26)	1,375	1,462,847
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	3,815,602

68	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/01/31 (Call 10/01/26)	$1,610	$1,708,370
Series A, 5.00%, 10/01/32 (Call 10/01/26)	5,510	5,854,336
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	5,173,490
Series C, 3.00%, 10/01/46 (Call 10/01/31)	5,000	3,892,838
Series C, 4.00%, 10/01/49 (Call 10/01/30)	7,900	7,524,571
Series C, 5.00%, 10/01/45 (Call 10/01/30)	2,000	2,162,508
City of Fort Worth TX Water & Sewer System Revenue RB, 3.00%, 02/15/24	8,045	8,032,817
City of Garland TX Electric Utility System Revenue RB
4.00%, 03/01/49 (Call 03/01/29)	1,000	892,098
5.00%, 03/01/44 (Call 03/01/29)	2,000	2,103,457
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/29 (Call 07/01/28)	3,680	4,060,115
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,376,692
Series D, 5.00%, 07/01/37 (Call 07/01/28)	1,500	1,600,217
Series D, 5.00%, 07/01/39 (Call 07/01/28)	1,495	1,587,147
City of Houston TX Combined Utility System Revenue RB
Series A, 5.00%, 11/15/33 (Call 11/15/30)	9,835	11,174,379
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,008,508
Series B, 5.00%, 11/15/30 (Call 11/15/26)	5,430	5,851,310
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,242,819
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,211,950
Series B, 5.00%, 11/15/43 (PR 11/15/23)	1,000	1,012,742
Series B, 5.00%, 11/15/49 (Call 11/15/29)	2,000	2,116,263
Series C, 3.00%, 11/15/47 (Call 11/15/30)	1,000	737,257
Series C, 4.00%, 11/15/43 (Call 11/15/30)	1,500	1,446,250
Series C, 4.00%, 11/15/49 (Call 11/15/30)	5,085	4,753,445
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,060,193
Series C, 5.00%, 05/15/28 (Call 05/15/24)	2,005	2,047,375
Series C, 5.00%, 11/15/45 (Call 11/15/30)	1,000	1,071,303
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,026,208
City of Houston TX GOL
Series A, 5.00%, 03/01/24	2,000	2,035,815
Series A, 5.00%, 03/01/25	2,350	2,434,847
Series A, 5.00%, 03/01/26 (Call 03/01/24)	1,540	1,569,916
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	1,837,343
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/47 (Call 02/01/27)	3,970	3,631,265
5.00%, 02/01/27	3,000	3,229,445
5.00%, 02/01/35 (Call 02/01/30)	2,000	2,223,010
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,570,566
5.00%, 02/01/47 (Call 02/01/27)	7,500	7,744,981
5.00%, 02/01/47 (Call 08/01/27)	2,500	2,591,202
Series REF, 5.25%, 02/01/24	2,620	2,666,069
Series REF, 5.25%, 02/01/25	1,895	1,970,091
City of San Antonio TX, 5.00%, 08/01/24	3,000	3,079,439
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/36 (Call 02/01/30)	4,000	4,374,100
Series 2020, 5.00%, 02/01/49 (Call 02/01/30)	2,000	2,094,881
Series A, 5.00%, 02/01/26	1,755	1,851,675
Series ETM, 5.00%, 02/01/25 (ETM)	1,265	1,309,057
Series REF, 5.00%, 02/01/31 (Call 02/01/26)	2,000	2,114,893
City of San Antonio TX GOL
5.00%, 02/01/25	6,560	6,799,619
5.00%, 08/01/28	4,630	5,141,028
Collin County Community College District GOL
5.00%, 08/15/29 (Call 08/15/27)	11,990	13,154,223
Series A, 5.00%, 08/15/30 (Call 08/15/29)	1,750	1,991,232

Security	Par (000)	Value

Texas (continued)
Comal Independent School District GO, 4.00%, 02/01/36 (Call 02/01/31) (PSF)	$3,250	$3,321,770
Conroe Independent School District GO, Series A, 5.00%, 02/15/29 (PSF)	7,370	8,291,125
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	2,035	2,009,610
5.00%, 06/15/38 (PR 06/15/24)	7,670	7,844,519
5.00%, 06/15/43 (PR 06/15/26)	1,250	1,328,703
Series A, 5.00%, 06/15/41 (PR 06/15/26)	3,000	3,174,409
County of Harris TX GO
Series A, 5.00%, 10/01/25	5,000	5,237,345
Series A, 5.00%, 10/01/25 (Call 10/01/24)	4,225	4,332,432
Series A, 5.00%, 10/01/27 (Call 10/01/25)	1,705	1,782,050
County of Harris TX RB
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,121,285
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	3,618,889
County of Hays TX GOL, 4.00%, 02/15/42 (Call 02/15/27)	2,000	1,931,684
County of Williamson TX GO
4.00%, 02/15/33 (Call 02/15/29)	11,240	11,809,797
5.00%, 02/15/29	1,000	1,121,478
County of Williamson TX GOL
4.00%, 02/15/26	7,000	7,199,573
4.00%, 02/15/27	22,320	23,202,551
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,014,678
4.00%, 02/15/34 (Call 02/15/25) (PSF)	10,000	10,098,859
4.00%, 02/15/38 (Call 02/15/29) (PSF)	2,915	2,936,382
4.00%, 02/15/43 (Call 02/15/28) (PSF)	5,000	4,949,920
5.00%, 02/15/25 (PSF)	4,635	4,802,758
5.00%, 02/15/26 (PSF)	4,835	5,116,953
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,505	1,591,015
Series A, 5.00%, 02/15/24 (PSF)	7,685	7,818,035
Series A, 5.00%, 02/15/26 (PSF)	4,000	4,233,260
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,017,647
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	3,785	3,847,468
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	9,425	9,503,290
Dallas Area Rapid Transit RB
5.00%, 12/01/23	2,000	2,024,842
5.00%, 12/01/31 (Call 12/01/29)	7,510	8,444,603
5.00%, 12/01/32 (Call 12/01/29)	5,000	5,613,587
5.00%, 12/01/33 (Call 12/01/29)	2,825	3,162,515
5.25%, 12/01/28	250	281,502
5.25%, 12/01/29 (AMBAC)	1,050	1,201,737
Series A, 5.00%, 12/01/24	2,225	2,295,234
Series A, 5.00%, 12/01/25 (PR 12/01/24)	3,025	3,120,487
Series A, 5.00%, 12/01/46 (PR 12/01/25)	6,630	6,952,575
Series A, 5.00%, 12/01/48 (PR 12/01/25)	12,500	13,108,172
Series B, 4.00%, 12/01/35 (Call 12/01/26)	8,000	8,110,420
Series B, 4.00%, 12/01/51 (Call 12/01/30)	9,405	8,822,150
Dallas Fort Worth International Airport, 5.00%, 11/01/25	2,650	2,777,075
Dallas Fort Worth International Airport RB
4.00%, 11/01/34 (Call 11/01/30)	9,500	9,687,804
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,021,093
4.00%, 11/01/45 (Call 11/01/32)	7,000	6,593,161
5.00%, 11/01/26	2,000	2,134,720
5.00%, 11/01/27	2,000	2,173,008
5.00%, 11/01/29	2,000	2,254,207
5.00%, 11/01/40 (Call 11/01/32)	5,000	5,487,469
5.00%, 11/01/43 (Call 11/01/30)	18,380	19,664,966
5.00%, 11/01/50 (Call 11/01/32)	5,000	5,353,122

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 4.00%, 11/01/34 (Call 11/01/30)	$250	$254,942
Series A, 4.00%, 11/01/35 (Call 11/01/30)	5,085	5,138,630
Series A, 4.00%, 11/01/46 (Call 11/01/30)	2,600	2,446,517
Series A, 5.00%, 11/01/27	1,000	1,086,504
Series A, 5.00%, 11/01/30	1,000	1,141,173
Series A, 5.00%, 11/01/32 (Call 11/01/30)	1,000	1,135,488
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,012,790
Series F, 5.13%, 11/01/25 (Call 11/01/23)	2,100	2,124,054
Dallas Independent School District GO
4.00%, 02/15/31 (PR 02/15/25) (PSF)	1,000	1,013,878
4.00%, 02/15/33 (Call 02/15/29) (PSF)	4,000	4,229,568
5.00%, 02/15/25 (PSF-GTD)	3,000	3,109,737
5.00%, 02/15/34 (Call 02/15/29) (PSF)	5,000	5,575,641
Series A, 4.00%, 02/15/26 (PSF)	4,410	4,547,079
Series A, 5.00%, 02/15/27 (PSF)	7,000	7,571,570
Series A, 5.00%, 02/15/28	1,400	1,545,528
Denton Independent School District GO
5.00%, 08/15/48 (Call 08/15/27) (PSF)	3,500	3,662,148
Series A, 4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,406,943
Series A, 5.00%, 08/15/40 (PR 08/15/25) (PSF)	2,000	2,077,668
Series A, 5.00%, 08/15/45 (PR 08/15/25) (PSF)	5,000	5,194,169
Fort Worth Independent School District GO
5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	3,624,657
5.00%, 02/15/43 (Call 02/15/27) (PSF)	5,000	5,239,956
Frisco Independent School District GO, 4.00%, 08/15/49 (Call 02/15/29) (PSF)	2,285	2,173,249
Grand Parkway Transportation Corp. RB
4.00%, 10/01/49 (Call 04/01/30) (AGM-CR)	9,900	9,274,003
First Series, 3.00%, 10/01/50 (Call 04/01/30)	2,000	1,404,395
First Series, 4.00%, 10/01/45 (Call 04/01/30)	28,400	26,331,838
First Series, 4.00%, 10/01/49 (Call 04/01/30)	16,400	14,898,565
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,199,427
Series A, 5.00%, 10/01/38 (Call 04/01/28)	8,000	8,481,014
Series A, 5.00%, 10/01/43 (Call 04/01/28)	10,995	11,473,185
Series A, 5.00%, 10/01/48 (Call 04/01/28)	21,010	21,783,557
Series A, 5.25%, 10/01/51 (PR 10/01/23)	8,000	8,095,943
Series A, 5.50%, 04/01/53 (PR 10/01/23)	1,500	1,520,128
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	2,111,742
Series B, 5.00%, 04/01/53 (PR 10/01/23)	16,100	16,270,130
Series B, VRDN, 5.00%, 10/01/52 (Put 10/01/23)(b)	1,000	1,008,378
Grand Prairie Independent School District GO, 4.00%, 02/15/31 (Call 08/15/26)	10,505	10,785,569
Harris County Flood Control District RB
5.00%, 10/01/26 (Call 10/01/24)	3,470	3,567,958
Series A, 5.00%, 10/01/23	5,000	5,053,991
Harris County Toll Road Authority (The) RB
4.00%, 08/15/45 (Call 08/15/30)	2,090	1,995,637
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,208,365
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,302,707
Series A, 5.00%, 08/15/43 (Call 02/15/28)	4,125	4,332,478
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	484,481
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	500,105
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,421,350
Houston Independent School District GOL
4.00%, 02/15/42 (Call 02/15/27) (PSF)	1,300	1,298,450
5.00%, 02/15/25 (PSF)	2,680	2,776,999
5.00%, 02/15/26 (PSF)	1,175	1,243,862
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,079,398
Series A, 5.00%, 02/15/25 (PSF)	2,385	2,471,322

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	$2,250	$2,376,634
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	1,000	1,057,443
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,285,763
Katy Independent School District GO
4.00%, 02/15/47 (Call 02/15/31)	15,515	15,032,009
4.00%, 02/15/48 (Call 02/15/28) (PSF)	3,650	3,511,939
Lamar Consolidated Independent School District GO, 4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	2,801,688
Leander Independent School District GO
5.00%, 08/15/52 (Call 08/15/31) (PSF)	11,200	12,093,076
Series A, 5.00%, 08/15/38 (Call 08/15/25) (PSF)	1,075	1,108,966
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,540,298
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	22,990	7,487,813
Series C, 0.00%, 08/15/46 (PR 08/15/24) (PSF)(a)	70,000	20,264,139
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	4,000	2,171,073
Lewisville Independent School District GO
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	4,940	5,033,523
Series B, 5.00%, 08/15/25	2,535	2,649,652
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	6,358,099
Lower Colorado River Authority RB
5.00%, 05/15/25	1,000	1,036,662
5.00%, 05/15/28	1,000	1,100,029
5.00%, 05/15/39 (Call 05/15/30)	2,000	2,135,102
5.00%, 05/15/40 (Call 05/15/25)	5,760	5,863,481
5.00%, 05/15/41 (Call 05/15/30)	3,500	3,706,344
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,043,453
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,171,585
6.00%, 05/15/52 (Call 05/15/32)	10,000	11,465,096
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB, 5.00%, 11/01/28 (PR 11/01/24)	2,000	2,061,574
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (PR 09/15/27)(a)	1,250	763,938
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	573,769
North Texas Municipal Water District Water System Revenue
5.00%, 09/01/26	15,200	16,171,742
5.00%, 09/01/28	3,500	3,894,854
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/46 (Call 09/01/26)	6,000	5,853,590
5.00%, 09/01/27	6,000	6,540,071
North Texas Tollway Authority RB
0.00%, 01/01/36 (AGC)(a)	18,500	11,137,894
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,423,350
5.00%, 01/01/24 (Call 03/31/23)	245	245,326
5.00%, 01/01/26 (Call 01/01/24)	260	260,332
5.00%, 01/01/29 (Call 01/01/26)	5,000	5,253,888
5.00%, 01/01/38 (Call 01/01/24)	110	110,085
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,035,600
First Series, 0.00%, 01/01/33 (AGC)(a)	38,450	27,050,117
First Series, 0.00%, 01/01/37 (AGC)(a)	3,250	1,853,283
Series A, 4.00%, 01/01/36 (Call 01/01/29)	8,300	8,387,698
Series A, 4.00%, 01/01/37 (Call 01/01/27)	5,305	5,314,665
Series A, 4.00%, 01/01/37 (Call 01/01/29)	7,000	7,018,834
Series A, 4.00%, 01/01/43 (Call 01/01/28)	15,615	14,812,272
Series A, 4.00%, 01/01/44 (Call 01/01/29)	2,000	1,887,441
Series A, 5.00%, 01/01/24	2,050	2,078,619
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,550	2,587,250
Series A, 5.00%, 01/01/26 (Call 01/01/24)	9,010	9,124,668

70	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 01/01/27 (Call 01/01/24)	$11,705	$11,860,702
Series A, 5.00%, 01/01/28 (Call 01/01/26)	1,500	1,575,253
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	8,798,940
Series A, 5.00%, 01/01/32 (Call 01/01/25)	16,910	17,509,461
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,070,307
Series A, 5.00%, 01/01/34	10,500	12,225,084
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,066,476
Series A, 5.00%, 01/01/35	1,000	1,165,347
Series A, 5.00%, 01/01/35 (Call 01/01/27)	1,900	2,018,766
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,057,183
Series A, 5.00%, 01/01/38 (Call 01/01/25)	8,455	8,642,785
Series A, 5.00%, 01/01/38 (Call 01/01/29)	21,820	23,352,724
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,582,802
Series A, 5.00%, 01/01/39 (Call 01/01/28)	2,500	2,636,353
Series A, 5.00%, 01/01/43 (Call 01/01/28)	26,025	27,175,440
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	6,330,676
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	796,483
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	783,390
Series B, 3.00%, 01/01/46 (Call 01/01/31)	2,000	1,486,235
Series B, 4.00%, 01/01/39 (Call 01/01/31)	2,500	2,427,159
Series B, 4.00%, 01/01/40 (Call 01/01/31)	4,000	3,856,084
Series B, 4.00%, 01/01/41 (Call 01/01/31)	1,150	1,087,969
Series B, 5.00%, 01/01/26	1,250	1,309,229
Series B, 5.00%, 01/01/27	2,500	2,671,564
Series B, 5.00%, 01/01/28	3,850	4,193,269
Series B, 5.00%, 01/01/29	1,700	1,881,477
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	155,488
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,022,637
Series B, 5.00%, 01/01/31 (Call 01/01/26)	900	945,750
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	4,914,939
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	1,809,370
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	1,800,385
Series C, 0.00%, 09/01/43 (PR 09/01/31)(a)	500	625,533
Series C, 6.75%, 09/01/45 (PR 09/01/31)	500	648,567
Series D, 0.00%, 01/01/31 (AGC)(a)	965	738,905
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	1,951,043
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,215,117
Permanent University Fund - University of Texas System RB
5.00%, 07/01/27	1,000	1,087,461
5.00%, 07/01/29	3,000	3,396,296
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,700	2,766,313
Permanent University Fund-University of Texas System RB
5.00%, 07/01/41 (Call 07/01/23)	65,030	65,245,282
Series B, 4.00%, 07/01/41 (Call 07/01/26)	2,515	2,455,039
Plano Independent School District GO, 5.00%, 02/15/26 (PSF)	2,455	2,588,903
Port Authority of Houston of Harris County Texas RB, 5.00%, 10/01/51 (Call 04/01/32)	5,000	5,357,423
Richardson Independent School District GO
4.00%, 02/15/46 (Call 02/15/30) (PSF)	2,000	1,948,953
5.00%, 02/15/30 (Call 02/15/28) (PSF)	1,800	1,992,096
5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	7,198,632
Round Rock Independent School District GO
Series A, 3.00%, 08/01/33 (Call 08/01/29) (PSF)	1,750	1,705,851
Series A, 5.00%, 08/01/31 (Call 08/01/29) (PSF)	4,000	4,542,089
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF-GTD)	2,500	2,542,805

Security	Par (000)	Value

Texas (continued)
5.00%, 08/15/48 (Call 08/15/25) (PSF)	$6,000	$6,137,192
San Antonio Public Facilities Corp. RB, 4.00%, 09/15/42 (Call 09/15/23)	6,600	6,240,613
San Antonio Water System RB
Series A, 4.00%, 05/15/51 (Call 05/15/31)	3,790	3,486,379
Series A, 5.00%, 05/15/48 (Call 05/15/28)	6,720	7,036,558
Series A, 5.00%, 05/15/50 (Call 05/15/30)	6,000	6,365,550
Series B, 4.00%, 05/15/40 (Call 05/15/25)	14,785	14,586,884
Series C, 4.00%, 05/15/50 (Call 05/15/30)	1,000	925,445
Series C, 5.00%, 05/15/33 (Call 11/15/26)	10,500	11,239,787
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,302,749
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,660	1,719,759
San Jacinto Community College District GOL, Series A, 5.00%, 02/15/44 (Call 02/15/29)	3,660	3,920,004
State of Texas GO
4.00%, 10/01/31 (Call 04/01/24)	12,790	12,912,705
4.00%, 10/01/33 (PR 04/01/24)	1,200	1,210,814
5.00%, 10/01/24 (Call 04/01/24)	4,160	4,241,769
5.00%, 10/01/25	16,250	17,050,236
5.00%, 10/01/25 (Call 04/01/24)	4,240	4,320,621
5.00%, 04/01/26 (Call 04/01/24)	3,560	3,627,691
5.00%, 10/01/26 (PR 04/01/24)	1,025	1,045,038
5.00%, 04/01/27 (PR 04/01/24)	2,000	2,039,099
5.00%, 10/01/27 (Call 04/01/24)	3,250	3,311,102
5.00%, 04/01/28 (PR 04/01/24)	2,000	2,039,099
5.00%, 04/01/32 (Call 04/01/26)	2,300	2,427,415
5.00%, 04/01/35 (PR 04/01/24)	1,660	1,692,452
5.00%, 04/01/36 (PR 04/01/24)	1,000	1,019,549
5.00%, 04/01/43 (Call 04/01/26)	3,000	3,093,092
5.00%, 04/01/46 (Call 04/01/26)	3,780	3,885,136
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,027,872
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	1,929,585
Series A, 5.00%, 10/01/23	4,465	4,511,151
Series A, 5.00%, 10/01/24	9,350	9,616,868
Series A, 5.00%, 10/01/26 (Call 10/01/24)	3,305	3,396,754
Series A, 5.00%, 10/01/26 (Call 10/01/25)	7,000	7,326,962
Series A, 5.00%, 04/01/27 (Call 04/01/26)	5,890	6,209,197
Series A, 5.00%, 10/01/27 (Call 10/01/25)	2,435	2,553,676
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,137,253
Series A, 5.00%, 10/01/28 (Call 10/01/25)	5,105	5,361,588
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,179,794
Series A, 5.00%, 10/01/30 (PR 10/01/24)	10,000	10,291,664
Series A, 5.00%, 10/01/31 (Call 10/01/25)	1,000	1,051,280
Series A, 5.00%, 10/01/33 (Call 10/01/27)	19,100	20,741,809
Series A, 5.00%, 10/01/36 (Call 10/01/25)	10,150	10,562,619
Series A, 5.00%, 04/01/44 (Call 04/01/26)	2,045	2,105,464
Series A, 5.00%, 10/01/44 (PR 10/01/24)	40,000	41,166,656
Series A, VRDN, 3.50%, 06/01/44 (Put 03/07/23)(b)	23,525	23,525,000
Series A, VRDN, 3.50%, 06/01/45 (Put 03/07/23)(b)	19,315	19,315,000
Series B, 5.00%, 10/01/31 (Call 10/01/27)	6,755	7,353,636
Series B, 5.00%, 10/01/32 (Call 10/01/27)	5,825	6,336,776
Series B, 5.00%, 08/01/40 (Call 08/01/25)	3,000	3,087,976
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	1,918,001
Tarrant County College District GOL
5.00%, 08/15/26	3,060	3,268,316
5.00%, 08/15/35 (Call 08/15/32)	15,910	18,373,264
Texas A&M University RB, Series E, 5.00%, 05/15/34 (Call 05/15/27)	5,640	6,115,065
Texas State University System RB
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,670	7,193,341

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 03/15/31 (Call 03/15/27)	$1,900	$2,040,548
Texas Transportation Commission GO, VRDN, 0.00%, 10/01/41 (Put 04/01/26)(a)(b)	5,000	4,480,023
Texas Transportation Commission RB, 5.00%, 08/01/57 (Call 02/01/29)	1,750	1,719,216
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/33 (PR 04/01/24)	25,000	25,488,732
5.00%, 04/01/34 (PR 04/01/24)	23,100	23,551,589
First Series, 5.00%, 10/01/25	2,190	2,298,960
First Series, 5.00%, 10/01/26	4,810	5,154,412
Series A, 5.00%, 04/01/24	6,600	6,731,145
Series A, 5.00%, 10/01/24	6,600	6,795,591
Series A, 5.00%, 04/01/25 (Call 04/01/24)	1,305	1,329,674
Series A, 5.00%, 10/01/25	3,210	3,369,709
Series A, 5.00%, 10/01/26	1,100	1,178,764
Series A, 5.00%, 10/01/30 (Call 10/01/26)	5,000	5,302,019
Texas Water Development Board RB
3.00%, 10/15/40 (Call 10/15/30)	3,500	2,970,648
4.00%, 10/15/33 (Call 10/15/30)	3,080	3,275,262
4.00%, 08/01/34 (Call 08/01/30)	5,000	5,258,018
4.00%, 10/15/35 (Call 10/15/31)	4,740	4,931,809
4.00%, 04/15/51 (Call 10/15/30)	11,000	10,309,145
4.00%, 10/15/56 (Call 10/15/31)	7,420	6,878,236
4.45%, 10/15/36 (Call 10/15/32)	1,000	1,076,854
4.80%, 10/15/52 (Call 10/15/32)	1,500	1,570,069
5.00%, 04/15/26	1,380	1,463,440
5.00%, 10/15/26	3,310	3,546,360
5.00%, 08/01/27	1,500	1,634,084
5.00%, 08/01/28	1,110	1,233,693
5.00%, 08/01/30	1,310	1,508,244
5.00%, 10/15/30 (Call 04/15/28)	7,940	8,779,586
5.00%, 10/15/31 (Call 10/15/26)	5,000	5,318,092
5.00%, 10/15/47 (Call 10/15/32)	22,500	24,341,920
5.25%, 10/15/46 (Call 10/15/26)	2,000	2,084,998
Series A, 3.00%, 10/15/33 (Call 10/15/29)	2,000	1,964,104
Series A, 3.00%, 10/15/34 (Call 10/15/29)	2,000	1,943,228
Series A, 3.00%, 10/15/39 (Call 10/15/29)	2,585	2,230,964
Series A, 4.00%, 10/15/32 (Call 10/15/27)	3,450	3,536,789
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,042,212
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,026,967
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,017,030
Series A, 4.00%, 10/15/35 (Call 10/15/27)	2,500	2,528,023
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,028,741
Series A, 4.00%, 10/15/36 (Call 10/15/29)	5,725	5,824,289
Series A, 4.00%, 10/15/38 (Call 04/15/28)	9,160	9,218,490
Series A, 4.00%, 10/15/38 (Call 10/15/29)	1,490	1,501,980
Series A, 4.00%, 10/15/44 (Call 10/15/29)	5,000	4,830,588
Series A, 4.00%, 10/15/45 (Call 10/15/25)	4,865	4,670,183
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	3,569,771
Series A, 4.00%, 10/15/49 (Call 10/15/29)	20,445	19,286,656
Series A, 4.00%, 10/15/54 (Call 10/15/29)	1,000	928,978
Series A, 5.00%, 04/15/24	5,890	6,010,095
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,096,610
Series A, 5.00%, 10/15/30 (Call 10/15/25)	1,000	1,046,251
Series A, 5.00%, 10/15/31 (Call 10/15/25)	1,000	1,045,738
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,097,444
Series A, 5.00%, 10/15/31 (Call 04/15/28)	6,605	7,293,635
Series A, 5.00%, 10/15/40 (Call 10/15/25)	890	917,803
Series A, 5.00%, 10/15/42 (Call 10/15/27)	2,000	2,097,360
Series A, 5.00%, 10/15/43 (Call 04/15/28)	11,750	12,414,618

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/15/47 (Call 10/15/27)	$2,500	$2,605,732
Series B, 4.00%, 10/15/34 (Call 10/15/28)	3,000	3,070,315
Series B, 4.00%, 10/15/36 (Call 10/15/28)	10,000	10,104,239
Series B, 4.00%, 10/15/43 (Call 10/15/28)	7,000	6,804,398
Series B, 5.00%, 10/15/23	2,030	2,052,976
Series B, 5.00%, 04/15/25	3,170	3,283,807
Series B, 5.00%, 04/15/30 (Call 10/15/28)	1,860	2,074,135
Series B, 5.00%, 10/15/32 (Call 10/15/28)	5,815	6,464,199
Series B, 5.00%, 04/15/49 (Call 10/15/28)	39,020	40,961,467
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,176,344
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,510,653
Waco Educational Finance Corp. RB, 4.00%, 03/01/51 (Call 03/01/31)	2,000	1,812,371
Wylie Independent School District GO, Series A, 5.00%, 08/15/30 (PSF)	14,960	17,235,043
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	2,940	3,064,435

		2,308,437,558

Utah — 1.0%
Central Valley Water Reclamation Facility RB, Series C, 4.00%, 03/01/47 (Call 03/01/31)	2,000	1,887,963
City of Salt Lake City UT Airport Revenue RB
Series B, 5.00%, 07/01/47 (Call 07/01/27)	3,645	3,743,552
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,000	2,070,068
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/52 (Call 02/01/32)	30,000	32,548,317
Intermountain Power Agency RB
Series A, 4.00%, 07/01/36 (Call 07/01/31)	2,500	2,557,939
Series A, 5.00%, 07/01/26	3,445	3,675,795
Series A, 5.00%, 07/01/29	1,250	1,419,794
Series A, 5.00%, 07/01/30	2,000	2,306,663
Series A, 5.00%, 07/01/32 (Call 07/01/31)	1,000	1,165,533
Series A, 5.00%, 07/01/33 (Call 07/01/31)	1,250	1,452,745
Series A, 5.00%, 07/01/34 (Call 07/01/31)	1,250	1,436,768
Series A, 5.00%, 07/01/38 (Call 07/01/31)	2,500	2,776,352
Series A, 5.00%, 07/01/39 (Call 07/01/31)	10,000	11,049,661
Series A, 5.00%, 07/01/40 (Call 07/01/31)	2,500	2,748,852
Series A, 5.00%, 07/01/42 (Call 07/01/31)	2,500	2,725,633
State of Utah GO
3.00%, 07/01/34 (Call 01/01/29)	4,120	3,864,615
5.00%, 07/01/23	3,525	3,547,525
5.00%, 07/01/24	13,240	13,582,631
5.00%, 07/01/25 (PR 01/01/25)	18,300	18,920,537
5.00%, 07/01/26	13,300	14,234,740
5.00%, 07/01/27 (Call 01/01/27)	1,140	1,233,665
5.00%, 07/01/29 (Call 01/01/29)	4,000	4,517,472
5.00%, 07/01/30 (Call 01/01/29)	5,600	6,322,091
5.00%, 07/01/31 (Call 01/01/29)	13,500	15,238,969
Series B, 5.00%, 07/01/24	10,710	10,987,159
Series B, 5.00%, 07/01/25	6,010	6,283,908
Series B, 5.00%, 07/01/26	11,750	12,575,804
Series B, 5.00%, 07/01/27	24,500	26,789,189
Series B, 5.00%, 07/01/28	1,470	1,641,047
Series B, 5.00%, 07/01/29 (Call 01/01/29)	1,600	1,806,989
University of Utah (The) RB
5.00%, 08/01/27	1,330	1,449,465
5.00%, 08/01/35 (Call 08/01/32)	5,280	6,101,997
5.00%, 08/01/36 (Call 08/01/32)	8,840	10,116,051

72	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
5.00%, 08/01/41 (Call 08/01/32)	$11,885	$13,155,983
5.00%, 08/01/42 (Call 08/01/32)	2,490	2,747,578
Series A, 4.00%, 08/01/51 (Call 08/01/31)	12,000	10,918,412
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	18,000	18,138,532
Utah Transit Authority RB
Series A, 5.00%, 06/15/24	5,505	5,629,850
Series A, 5.00%, 06/15/25	3,630	3,771,435
Series A, 5.00%, 06/15/26 (PR 06/15/25)	3,440	3,595,208
Series A, 5.00%, 06/15/27 (PR 06/15/25)	10,400	10,869,233
Series A, 5.00%, 06/15/28 (PR 06/15/25)	4,985	5,209,916
Series A, 5.00%, 06/15/29 (PR 06/15/25)	3,010	3,145,807
Series A, 5.00%, 06/15/37 (PR 06/15/25)	4,815	5,023,556
Series A, 5.00%, 06/15/38 (PR 06/15/25)	5,500	5,748,152

		320,733,151

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,018,810

Virginia — 2.0%
Chesapeake Bay Bridge & Tunnel District RB
5.00%, 11/01/23	10,715	10,816,543
5.00%, 07/01/46 (Call 07/01/26)	21,350	21,521,842
5.00%, 07/01/51 (Call 07/01/26)	1,500	1,508,079
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,043,208
City of Alexandria VA GO, Series A, 3.00%, 07/15/46 (Call 07/15/30)	1,000	799,249
City of Norfolk VA, 5.00%, 08/01/46 (PR 08/01/28) (SAW)	2,755	3,073,743
City of Richmond VA Public Utility Revenue RB
5.00%, 01/15/30 (Call 01/15/26)	1,000	1,053,240
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,122,999
Series A, 4.00%, 01/15/50 (Call 01/15/30)	2,000	1,902,870
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,107,606
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,138,457
Series B, 5.00%, 06/01/27 (Call 06/01/25) (SAW)	2,090	2,186,459
County of Arlington VA GO, 4.00%, 06/15/34 (Call 06/15/29)	2,085	2,201,426
County of Fairfax VA GO
4.00%, 10/01/26	12,635	13,130,297
4.00%, 10/01/30 (SAW)	8,600	9,386,301
4.00%, 10/01/32 (Call 04/01/27) (SAW)	9,900	10,329,452
5.00%, 10/01/25 (Call 04/01/25) (SAW)	5,000	5,251,104
5.00%, 10/01/31 (Call 04/01/29) (SAW)	5,280	5,988,845
5.00%, 10/01/32 (Call 04/01/32) (SAW)	4,265	5,082,198
5.00%, 10/01/38 (Call 04/01/30) (SAW)	5,035	5,638,669
Series A, 4.00%, 10/01/24	2,165	2,196,349
Series A, 4.00%, 10/01/24 (SAW)	5,000	5,072,400
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	7,560	7,802,014
Series A, 5.00%, 10/01/28	5,000	5,600,886
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	1,800	1,966,372
Series B, 5.00%, 04/01/23 (SAW)	7,325	7,335,790
Series B, 5.00%, 10/01/24 (SAW)	3,550	3,655,759
County of Fairfax VA Sewer Revenue RB, Series A, 4.00%, 07/15/51 (Call 07/15/31)	10,000	9,477,891
County of Henrico VA GO, Series A, 5.00%, 08/01/28 (SAW)	1,260	1,407,797
County of Henrico VA Water & Sewer Revenue RB, 4.13%, 05/01/44 (PR 05/01/24)	18,780	18,988,082
County of Loudoun VA GO, 4.00%, 12/01/31 (Call 12/01/30) (SAW)	3,295	3,556,267

Security	Par (000)	Value

Virginia (continued)
Hampton Roads Sanitation District RB
Series A, 5.00%, 08/01/30 (PR 08/01/26)	$2,000	$2,134,406
Series A, 5.00%, 08/01/37 (PR 08/01/26)	8,570	9,145,931
Hampton Roads Transportation Accountability Commission, 5.00%, 07/01/52 (PR 01/01/28)	10,000	11,019,275
Hampton Roads Transportation Accountability Commission RB
5.00%, 07/01/48 (Call 01/01/28)	16,855	17,733,616
5.00%, 07/01/48 (PR 01/01/28)	4,180	4,606,057
5.50%, 07/01/57 (PR 01/01/28)	11,380	12,795,753
Series A, 4.00%, 07/01/45 (Call 07/01/30)	2,000	1,911,119
Series A, 4.00%, 07/01/60 (Call 07/01/30)	5,000	4,542,403
Series A, 5.00%, 07/01/39 (Call 07/01/30)	5,000	5,513,718
Series A, 5.00%, 07/01/42 (Call 01/01/28)	8,110	8,624,112
Series A, 5.00%, 07/01/60 (Call 07/01/30)	2,000	2,144,420
Northern Virginia Transportation Commission RB, 5.00%, 06/01/47 (Call 06/01/32)	8,000	8,763,490
University of Virginia RB
5.00%, 04/01/38 (Call 04/01/27)	1,000	1,068,296
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	8,000	8,204,826
Virginia College Building Authority RB
3.00%, 02/01/40 (Call 02/01/31)	2,485	2,072,276
3.00%, 09/01/51 (Call 09/01/31)	7,110	5,331,380
3.50%, 02/01/34 (Call 02/01/32)	2,000	2,017,026
5.00%, 02/01/27	14,000	15,113,802
5.00%, 02/01/28	21,120	23,274,700
5.00%, 02/01/30	12,250	13,995,270
5.00%, 02/01/32	3,015	3,536,368
5.00%, 02/01/35 (Call 02/01/32)	13,000	14,965,580
5.00%, 02/01/36 (Call 02/01/32)	13,000	14,740,925
5.00%, 02/01/38 (Call 02/01/32)	1,790	2,004,127
5.00%, 02/01/39 (Call 02/01/32)	2,000	2,230,602
5.00%, 02/01/40 (Call 02/01/32)	20,955	23,266,645
5.00%, 02/01/42 (Call 02/01/32)	4,460	4,918,456
5.25%, 02/01/41 (Call 02/01/32)	5,000	5,633,404
Series A, 3.00%, 02/01/36 (Call 02/01/29)	5,000	4,541,030
Series A, 4.00%, 02/01/31 (Call 02/01/26)	4,300	4,409,607
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,050,033
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	4,700	5,019,788
Series C, 5.00%, 02/01/25	8,500	8,810,482
Series C, 5.00%, 02/01/28	500	551,011
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,101,220
Series C, 5.00%, 02/01/30 (Call 02/01/29)	2,775	3,122,480
Series C, 5.00%, 02/01/31 (Call 02/01/27)	1,830	1,975,547
Series D, 3.00%, 02/01/27 (Call 02/01/25) (HERBIP)	2,685	2,627,843
Series E, 5.00%, 02/01/26	4,405	4,660,282
Series E, 5.00%, 02/01/28	1,000	1,102,022
Series E, 5.00%, 02/01/29 (Call 02/01/28)	5,000	5,500,448
Series E, 5.00%, 02/01/30 (Call 02/01/28)	1,815	1,994,035
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,126,943
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/33 (Call 05/15/32)	12,320	13,267,818
4.00%, 05/15/35 (Call 05/15/32)	8,000	8,427,717
4.00%, 05/15/42 (Call 05/15/27)	14,260	14,035,787
5.00%, 03/15/24	5,000	5,093,118
5.00%, 09/15/27	1,000	1,093,128
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,029,322
Series A, 4.00%, 05/15/36 (Call 11/15/27)	4,985	5,079,099
Series A, 5.00%, 05/15/26	4,375	4,650,099

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 05/15/27	$2,400	$2,604,894
Series A, 5.00%, 05/15/30 (Call 11/15/27)	21,035	22,941,478
Series A, 5.00%, 05/15/33 (Call 11/15/27)	2,275	2,476,721
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/26	4,000	4,270,156
Series A, 5.00%, 08/01/27	3,000	3,270,771
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,145	1,250,926
Series A, 5.00%, 08/01/38 (Call 08/01/32)	11,010	12,370,932
Series A-1, 5.00%, 08/01/26	3,000	3,202,617
Series A-2, 4.00%, 08/01/34 (Call 08/01/31)	2,000	2,122,940
Series B, 5.00%, 08/01/23	1,030	1,037,927
Series B, 5.00%, 08/01/24	9,750	10,008,177
Series B, 5.00%, 08/01/25	1,975	2,065,462
Series C, 4.00%, 08/01/25 (Call 08/01/24)	255	257,838
Series C, 4.00%, 08/01/26 (Call 08/01/24)	3,660	3,701,258
Virginia Public School Authority RB
5.00%, 08/01/23 (Call 03/31/23)	15	15,022
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,586,555
5.00%, 08/01/27 (Call 08/01/25)	5,000	5,234,965
5.00%, 08/01/28 (Call 08/01/25)	1,940	2,029,781
5.00%, 08/01/29 (SAW)	2,685	3,042,536
5.00%, 08/01/47 (Call 08/01/32) (SAW)	6,410	7,063,165
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/26 (Call 10/01/24)	26,155	26,872,968

		631,346,125

Washington — 3.7%
Central Puget Sound Regional Transit Authority RB
Series S-1, 4.00%, 11/01/40 (Call 11/01/31)	3,000	2,949,326
Series S-1, 5.00%, 11/01/27	1,500	1,646,884
Series S-1, 5.00%, 11/01/28	1,500	1,682,378
Series S-1, 5.00%, 11/01/29 (PR 11/01/25)	3,500	3,663,266
Series S-1, 5.00%, 11/01/31 (PR 11/01/25)	1,250	1,308,309
Series S-1, 5.00%, 11/01/32 (Call 11/01/31)	3,000	3,533,102
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	16,810	17,594,141
Series S-1, 5.00%, 11/01/36 (Call 11/01/31)	3,000	3,418,817
Series S-1, 5.00%, 11/01/36 (PR 11/01/25)	4,500	4,709,913
Series S-1, 5.00%, 11/01/45 (PR 11/01/25)	19,835	20,760,249
Series S-1, 5.00%, 11/01/46	3,170	3,556,105
City of Seattle WA GOL
Series A, 5.00%, 12/01/29	5,415	6,189,991
Series A, 5.00%, 12/01/30	7,860	9,128,387
Series A, 5.00%, 09/01/31	6,440	7,554,283
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 09/01/44 (Call 09/01/24)	4,500	4,211,711
5.00%, 02/01/24	5,825	5,919,172
5.00%, 07/01/47 (Call 07/01/32)	19,330	21,045,930
Series A, 4.00%, 07/01/39 (Call 07/01/31)	3,735	3,742,169
Series A, 4.00%, 06/01/41 (Call 06/01/23)	23,985	22,897,515
Series A, 4.00%, 07/01/41 (Call 07/01/31)	5,000	4,897,279
Series A, 4.00%, 07/01/43 (Call 07/01/31)	12,000	11,565,937
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,683,463
Series A, 4.00%, 07/01/47 (Call 07/01/31)	9,805	9,283,273
Series A, 4.00%, 07/01/51 (Call 07/01/31)	4,865	4,548,967
Series B, 5.00%, 02/01/25	4,430	4,585,123
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	2,970,626
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	967,566
Series A, 5.00%, 01/01/38 (Call 07/01/23)	4,400	4,416,601
City of Tacoma WA Sewer Revenue RB, 4.00%, 12/01/51 (Call 12/01/31)	19,440	17,781,233

Security	Par (000)	Value

Washington (continued)
City of Tacoma WA Water Revenue RB, 4.00%, 12/01/43 (Call 06/01/23)	$41,415	$40,364,691
County of King WA GOL
Series A, 4.00%, 01/01/25	3,950	4,017,718
Series A, 5.00%, 01/01/31	7,000	8,130,113
Series A, VRDN,2.40%, 01/01/46 (Put 02/28/23)(b)	29,200	29,200,000
County of King WA Sewer Revenue RB
5.00%, 07/01/40 (PR 01/01/25)	2,000	2,066,012
Series A, 4.00%, 01/01/47 (Call 01/01/30)	3,385	3,206,583
Series A, 4.00%, 01/01/52 (Call 01/01/30)	27,000	25,102,240
Series A, VRDN,0.00%, 01/01/32 (Put 01/01/24)(a)(b)	2,000	1,938,958
Series B, 5.00%, 07/01/25	5,720	5,974,116
Series B, 5.00%, 07/01/27 (Call 07/01/26)	1,640	1,747,183
Series B, 5.00%, 07/01/39 (PR 07/01/23)	3,000	3,016,880
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,091,103
County of Snohomish WA GOL, 4.00%, 12/01/43 (PR 06/01/23)	6,000	6,012,760
Energy Northwest RB
4.00%, 07/01/42 (Call 07/01/31)	9,000	8,848,231
5.00%, 07/01/26 (Call 07/01/25)	2,000	2,088,852
5.00%, 07/01/27 (Call 07/01/24)	19,010	19,471,882
5.00%, 07/01/28	3,575	3,953,504
5.00%, 07/01/32	5,405	6,374,540
5.00%, 07/01/36 (Call 07/01/32)	8,500	9,708,974
5.00%, 07/01/37 (Call 07/01/32)	21,000	23,738,156
5.00%, 07/01/40 (Call 07/01/31)	5,205	5,730,979
5.00%, 07/01/41 (Call 07/01/31)	12,090	13,255,262
Series A, 4.00%, 07/01/38 (Call 07/01/25)	2,000	2,006,778
Series A, 5.00%, 07/01/23	4,840	4,866,431
Series A, 5.00%, 07/01/25	5,000	5,222,130
Series A, 5.00%, 07/01/26	9,910	10,562,590
Series A, 5.00%, 07/01/27	1,000	1,085,761
Series A, 5.00%, 07/01/28	1,500	1,658,813
Series A, 5.00%, 07/01/28 (Call 07/01/27)	7,935	8,632,383
Series A, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,562,718
Series A, 5.00%, 07/01/33 (Call 07/01/25)	2,500	2,601,896
Series A, 5.00%, 07/01/34 (Call 07/01/25)	2,000	2,077,861
Series A, 5.00%, 07/01/36 (Call 07/01/30)	1,000	1,115,203
Series A, 5.00%, 07/01/37 (Call 07/01/29)	2,000	2,185,568
Series A, 5.00%, 07/01/38 (Call 07/01/25)	8,045	8,285,155
Series C, 5.00%, 07/01/25	4,800	5,013,244
Series C, 5.00%, 07/01/27	1,000	1,085,761
Series C, 5.00%, 07/01/30 (Call 07/01/28)	5,500	6,114,826
Series C, 5.00%, 07/01/31 (Call 07/01/28)	1,050	1,164,500
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	4,355	4,450,507
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,045,963
Series C-3, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,024,955
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/35 (Call 06/01/28) (GTD)	1,000	1,096,304
5.00%, 12/01/36 (Call 06/01/28) (GTD)	3,000	3,264,179
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (PR 12/01/25) (GTD)	2,000	2,091,397
Port of Seattle WA RB
5.00%, 08/01/30	3,000	3,400,163
5.00%, 08/01/31	2,500	2,872,240
Snohomish County Public Utility District No. 1 RB, Series A, 5.00%, 12/01/51 (Call 12/01/31)	5,000	5,338,729
Snohomish County Public Utility District No.1 Electric System Revenue, 5.00%, 12/01/40 (Call 12/01/25)	1,000	1,030,811

74	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Spokane County School District No. 81 Spokane GO, 4.00%, 12/01/39 (Call 06/01/31) (GTD)	$2,000	$2,004,962
State of Washington GO
4.00%, 07/01/29	53,230	56,992,882
4.00%, 02/01/37 (Call 02/01/32)	11,550	11,845,032
5.00%, 07/01/23	12,000	12,074,290
5.00%, 01/01/24	16,090	16,339,826
5.00%, 07/01/25	5,000	5,216,390
5.00%, 02/01/26	10,000	10,576,656
5.00%, 02/01/29	16,135	18,146,037
5.00%, 02/01/38 (Call 02/01/29)	3,000	3,238,325
5.00%, 08/01/38 (Call 08/01/31)	20,500	22,722,858
5.00%, 08/01/42 (Call 08/01/32)	9,745	10,696,157
5.00%, 08/01/43 (Call 08/01/32)	5,000	5,477,731
5.00%, 08/01/45 (Call 08/01/32)	10,140	11,046,714
5.00%, 08/01/46 (Call 08/01/32)	10,145	11,030,423
5.00%, 08/01/47 (Call 08/01/32)	29,000	31,474,770
Series 2017-A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,401,571
Series 2020 A, 5.00%, 08/01/38 (Call 08/01/29)	1,500	1,628,164
Series 2020-A, 5.00%, 08/01/39 (Call 08/01/29)	2,000	2,163,346
Series 2020-A, 5.00%, 08/01/44 (Call 08/01/29)	2,345	2,500,927
Series A, 5.00%, 02/01/24	10,320	10,496,195
Series A, 5.00%, 02/01/27	7,270	7,853,983
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	2,821,318
Series A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,509,747
Series A, 5.00%, 08/01/37 (Call 08/01/23)	2,000	2,010,689
Series A, 5.00%, 08/01/37 (Call 08/01/31)	2,500	2,787,579
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,221,344
Series A, 5.00%, 08/01/39 (Call 08/01/30)	10,000	10,928,251
Series A, 5.00%, 08/01/40 (Call 08/01/30)	3,000	3,263,879
Series A, 5.00%, 08/01/40 (Call 08/01/31)	10,000	10,981,291
Series A, 5.00%, 08/01/42 (Call 08/01/27)	3,260	3,420,085
Series A, 5.00%, 08/01/44 (Call 08/01/31)	10,600	11,491,942
Series A-1, 5.00%, 08/01/32 (Call 08/01/25)	2,500	2,603,838
Series B, 5.00%, 07/01/24	6,260	6,416,221
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,500	1,536,445
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,050	1,075,512
Series B, 5.00%, 07/01/27 (Call 01/01/26)	1,000	1,055,153
Series B, 5.00%, 07/01/28 (Call 01/01/26)	10,500	11,079,103
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,581,475
Series B, 5.00%, 07/01/31 (Call 01/01/26)	1,705	1,791,924
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,138,009
Series C, 5.00%, 02/01/28	2,000	2,203,077
Series C, 5.00%, 02/01/29	2,205	2,479,827
Series C, 5.00%, 02/01/30	9,840	11,268,598
Series C, 5.00%, 02/01/31	3,900	4,526,815
Series C, 5.00%, 02/01/34 (Call 02/01/30)	4,560	5,165,598
Series C, 5.00%, 02/01/38 (Call 02/01/31)	4,780	5,271,544
Series C, 5.00%, 02/01/39 (Call 02/01/28)	1,000	1,071,174
Series C, 5.00%, 02/01/40 (Call 02/01/30)	5,000	5,413,678
Series C, 5.00%, 02/01/41 (Call 02/01/28)	2,240	2,375,126
Series C, 5.00%, 02/01/41 (Call 02/01/30)	6,040	6,516,018
Series C, 5.00%, 02/01/42 (Call 02/01/28)	1,000	1,057,480
Series C, 5.00%, 02/01/42 (Call 02/01/31)	1,500	1,626,368
Series C, 5.00%, 02/01/43 (Call 02/01/32)	2,390	2,608,142
Series C, 5.00%, 02/01/46 (Call 02/01/31)	2,000	2,150,785
Series C, 5.00%, 02/01/46 (Call 02/01/32)	1,750	1,895,935
Series D, 5.00%, 02/01/38 (Call 02/01/24)	8,170	8,264,472
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	909,922
Series D, 5.00%, 02/01/41 (Call 02/01/27)	2,530	2,647,115

Security	Par (000)	Value

Washington (continued)
Series D, 5.00%, 02/01/42 (Call 02/01/27)	$1,700	$1,774,914
Series F, 5.00%, 06/01/24	5,575	5,704,961
Series F, 5.00%, 06/01/35 (Call 06/01/31)	2,325	2,648,388
Series R, 4.00%, 07/01/27	36,300	38,020,794
Series R, 4.00%, 07/01/28	13,315	14,084,081
Series R, 4.00%, 07/01/30	12,785	13,767,300
Series R, 4.00%, 07/01/33 (Call 07/01/32)	10,000	10,839,809
Series R, 4.00%, 02/01/38 (Call 02/01/32)	1,000	1,018,724
Series R, 5.00%, 07/01/24	10,000	10,249,554
Series R, 5.00%, 02/01/25	4,555	4,722,243
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,555,752
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	6,455	6,689,067
Series R-2015-C, 5.00%, 07/01/30 (Call 01/01/25)	3,140	3,251,586
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	2,220	2,290,872
Series R-2015-D, 5.00%, 07/01/31 (Call 01/01/25)	2,240	2,314,338
Series R-2015-D, 5.00%, 07/01/32 (Call 01/01/25)	2,000	2,063,848
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,555,752
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,099,560
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	4,395	4,532,139
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,149,316
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	3,000	3,165,611
Series R-2018-C, 5.00%, 08/01/26	5,680	6,071,254
Series R-2018-C, 5.00%, 08/01/28 (Call 08/01/27)	1,670	1,825,083
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	6,400	6,972,092
Series R-2018D, 5.00%, 08/01/34 (Call 08/01/27)	7,000	7,550,299
Series R-2018D, 5.00%, 08/01/35 (Call 08/01/27)	3,000	3,219,182
Series R-2018-D, 5.00%, 08/01/27	1,035	1,130,214
Series R-2018-D, 5.00%, 08/01/28 (Call 08/01/27)	1,325	1,448,045
Series R-2018-D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,251,312
Series R-2018-D, 5.00%, 08/01/33 (Call 08/01/27)	5,410	5,856,210
Series R-2020C, 5.00%, 07/01/25	2,500	2,608,195
Series R-2020D, 5.00%, 07/01/25	16,550	17,266,251
Series R-2021A, 5.00%, 06/01/40 (Call 06/01/30)	2,205	2,395,081
Series R-C, 5.00%, 07/01/25 (Call 07/01/23)	805	809,930
Series-R-2020D, 5.00%, 07/01/26	14,275	15,231,344
State of Washington RB
5.00%, 09/01/23	4,000	4,029,629
5.00%, 09/01/24	4,500	4,601,485
Series C, 5.00%, 09/01/24 (Call 09/01/23)	2,025	2,040,422
Washington State University RB, 5.00%, 04/01/40 (Call 04/01/25)	2,055	2,099,756

		1,157,104,430

West Virginia — 0.1%
State of West Virginia GO
5.00%, 12/01/30 (Call 06/01/29)	5,930	6,742,266
5.00%, 06/01/32 (Call 06/01/31)	2,600	3,043,541
5.00%, 06/01/41 (Call 06/01/29)	2,545	2,725,368
Series A, 5.00%, 12/01/43 (Call 06/01/29)	2,750	2,931,245
Series B, 4.00%, 06/01/42 (Call 06/01/28)	4,895	4,733,473
Series B, 4.00%, 12/01/42 (Call 06/01/28)	3,000	2,892,204
Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,121,172
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	1,465	1,558,157
West Virginia Parkways Authority RB
4.00%, 06/01/51 (Call 06/01/31)	1,755	1,622,778
5.00%, 06/01/43 (Call 06/01/28)	3,500	3,665,037
5.00%, 06/01/47 (Call 06/01/31)	3,500	3,734,124

		35,769,365

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.6%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 4.00%, 06/01/35 (Call 06/01/30)	$3,465	$3,607,150
State of Wisconsin GO
5.00%, 05/01/27	5,420	5,886,760
5.00%, 05/01/27 (Call 11/01/24)	2,095	2,157,778
5.00%, 05/01/27 (Call 05/01/25)	1,750	1,817,673
5.00%, 05/01/27 (PR 11/01/24)	405	417,070
5.00%, 11/01/27 (Call 05/01/27)	1,000	1,090,477
5.00%, 11/01/28 (Call 05/01/27)	6,460	7,064,730
5.00%, 11/01/31 (Call 05/01/27)	6,530	7,109,460
5.00%, 05/01/36 (Call 05/01/32)	4,575	5,245,750
Series 1, 5.00%, 11/01/23	10,000	10,126,404
Series 2, 5.00%, 11/01/23	5,000	5,063,202
Series 2, 5.00%, 11/01/25	1,475	1,551,525
Series 2, 5.00%, 11/01/26	3,040	3,266,626
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	3,735	4,072,930
Series 2, 5.00%, 11/01/29 (Call 05/01/26)	2,000	2,123,438
Series 2021-2, 5.00%, 05/01/28	1,000	1,109,832
Series 3, 4.00%, 11/01/34 (Call 05/01/27)	2,020	2,077,631
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	1,175	1,276,043
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	10,405	11,280,050
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	4,270	4,388,151
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	6,350	6,523,626
Series A, 4.00%, 05/01/39 (Call 05/01/28)	9,635	9,682,069
Series A, 5.00%, 05/01/35 (Call 05/01/31)	5,265	6,020,434
Series B, 4.00%, 05/01/41 (Call 05/01/29)	5,000	4,963,253
Series B, 4.00%, 05/01/42 (Call 05/01/29)	3,225	3,170,174
Series B, 5.00%, 05/01/26 (PR 05/01/23)	5,985	6,003,022
Series B, 5.00%, 05/01/31 (Call 05/01/29)	12,540	14,166,660
Series B, 5.00%, 05/01/36 (Call 05/01/29)	5,000	5,515,682
Series B, 5.00%, 05/01/38 (Call 05/01/25)	7,550	7,766,903
Series D, 5.00%, 05/01/37 (PR 05/01/24)	5,000	5,107,862
State of Wisconsin RB
5.00%, 05/01/28 (PR 05/01/27)	2,000	2,164,052
Series A, 5.00%, 05/01/29 (PR 05/01/27)	2,000	2,164,052

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Department of Transportation RB
5.00%, 07/01/28 (Call 07/01/27)	$5,700	$6,245,757
Series 1, 5.00%, 07/01/27	1,000	1,086,611
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,191,494
Series 2, 5.00%, 07/01/23	1,700	1,710,468
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	13,395	14,706,743
Series A, 5.00%, 07/01/36 (Call 07/01/28)	3,025	3,287,870
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,184,266

		186,393,678

Total Long-Term Investments — 98.9% (Cost: $32,253,968,135)		31,063,121,952

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 2.80%(c)(d)	54,842	54,836,735

Total Short-Term Securities — 0.2% (Cost: $54,828,554)		54,836,735

Total Investments — 99.1% (Cost: $32,308,796,689)		31,117,958,687

Other Assets Less Liabilities — 0.9%		293,735,689

Net Assets — 100.0%		$31,411,694,376

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$126,937,924	$—	$(72,278,366	)(a)	$188,669	$(11,492)	$54,836,735	54,842	$3,009,842	$—

(a)	Represents net amount purchased (sold).

76	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® National Muni Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments Municipal Debt Obligations	$—	$31,063,121,952	$—	$31,063,121,952
Short-Term Securities Money Market Funds	54,836,735	—	—	54,836,735

	$54,836,735	$31,063,121,952	$—	$31,117,958,687

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments February 28, 2023	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 96.2%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$2,000	$1,951,535
Series A, 5.00%, 11/01/23	200	202,462
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	967,392
Series A, 5.00%, 11/01/25 (Call 11/01/23)	500	506,552
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	101,251
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,073,565
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,097,108
Series B, 5.00%, 11/01/39 (Call 11/01/29)	715	783,397
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,091,197
Buffalo Municipal Water Finance Authority RB
4.00%, 07/01/51 (Call 07/01/29) (AGM)	1,675	1,533,228
5.00%, 07/01/48 (Call 07/01/26) (AGM)	1,750	1,804,796
City of Albany NY GOL, 4.00%, 03/15/31 (Call 03/15/30)	1,940	2,061,523
City of New York NY GO
4.00%, 08/01/39 (Call 08/01/30)	2,500	2,460,333
5.00%, 04/01/28	1,750	1,920,534
5.00%, 10/01/31	1,000	1,161,915
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,535,434
Series 1, 5.00%, 08/01/23	250	251,914
Series 2015-A, 5.00%, 08/01/23	400	403,062
Series A, 5.00%, 08/01/25	200	208,307
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	261,510
Series A, 5.00%, 08/01/27	1,255	1,361,755
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,265	1,374,349
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	2,000	2,042,235
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	900	879,821
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	526,115
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	519,403
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	853,825
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	355,785
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	984,785
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	597,876
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	259,100
Series C, 5.00%, 08/01/23	500	503,827
Series C, 5.00%, 08/01/26	1,000	1,064,188
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,376,574
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	523,696
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	693,550
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	257,344
Series C-1, 5.00%, 08/01/27	500	542,532
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	544,097
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	969,977
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,414,127
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,207,224
Series D-1, 5.50%, 05/01/46 (Call 05/01/32)	450	505,604
Series E, 5.00%, 08/01/23	740	745,665
Series E, 5.00%, 08/01/24	470	482,380
Series E, 5.00%, 08/01/25	230	239,553
Series E, 5.00%, 08/01/26	500	532,094
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	388,139
Series F-1, 5.00%, 03/01/32 (PR 03/01/23)	350	350,000
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	514,924
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	5	5,005
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	495	495,000
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	526,342
Series F-3, 5.00%, 12/01/25	500	524,192
Series I, 5.00%, 08/01/23 (Call 03/31/23)	1,000	1,001,464

Security	Par (000)	Value

New York (continued)
Series J, 5.00%, 08/01/23	$1,000	$1,007,655
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,128,974
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,024,524
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	537,143
City of New York NY GOL
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	2,000	1,980,120
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,500	1,674,760
City of Rochester NY GOL, 5.00%, 08/01/31 (Call 08/01/30)	1,000	1,143,082
City of Yonkers NY GOL
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	313,000
Series C, 5.00%, 10/01/23 (BAM)	335	338,385
County of Albany NY GOL, 4.00%, 04/01/29 (Call 04/01/26)	125	129,878
County of Monroe NY GOL
4.00%, 06/01/30 (Call 06/01/29)	2,145	2,273,884
5.00%, 06/01/24	1,890	1,933,125
5.00%, 06/01/24 (AGM)	565	577,892
Series B, 5.00%, 06/01/26 (AGM)	250	266,601
County of Nassau NY GOL
5.00%, 04/01/37 (Call 04/01/32)	2,000	2,217,729
Series B, 5.00%, 04/01/23	200	200,273
Series B, 5.00%, 10/01/24	1,000	1,027,762
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,102,325
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	500,576
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,055,320
Series C, 5.00%, 10/01/27	975	1,064,598
County of Rockland NY GOL, 5.00%, 06/15/23	500	502,572
County of Suffolk NY GOL
4.00%, 10/15/28 (Call 10/15/27) (BAM)	1,000	1,036,502
Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,620,477
County of Westchester NY GOL
4.00%, 12/15/35 (Call 12/15/30)	1,000	1,069,107
5.00%, 12/15/23	150	152,182
5.00%, 12/15/26	1,000	1,078,103
5.00%, 10/15/28	2,000	2,248,864
Series A, 5.00%, 01/01/24	365	370,607
Series A, 5.00%, 12/01/24	1,000	1,032,774
Series A, 5.00%, 10/15/28	1,000	1,124,432
Series B, 5.00%, 11/15/24	125	128,986
Dutchess County Local Development Corp. RB
5.00%, 07/01/42 (Call 07/01/27)	750	781,361
5.00%, 07/01/52 (Call 07/01/32)	1,000	1,035,842
Erie County Fiscal Stability Authority RB
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	475,606
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	138,771
Series D, 5.00%, 09/01/39 (Call 09/01/27)	1,360	1,449,819
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/26 (SAW)	350	372,693
5.00%, 05/01/27 (SAW)	500	544,291
5.00%, 05/01/29 (SAW)	1,000	1,137,253
Series A, 5.00%, 05/01/23 (SAW)	500	501,497
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 (Call 02/15/32)	1,745	1,721,369
5.00%, 02/15/30 (Call 02/15/27)	1,000	1,076,170
5.00%, 02/15/34 (Call 02/15/32)	1,500	1,741,497
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	1,936,778
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,200	1,105,012
Series A, 5.00%, 02/15/25	200	207,046
Series A, 5.00%, 02/15/26	1,745	1,845,238
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	430,812
Series A, 5.00%, 02/15/31 (Call 02/15/27)	555	596,982

78	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/33 (Call 02/15/27)	$500	$536,201
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,490,442
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,795	2,943,661
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	524,805
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	209,148
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	208,363
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	674,792
Long Island Power Authority RB
4.00%, 09/01/38 (Call 09/01/31)	1,000	1,014,276
5.00%, 09/01/24	1,310	1,345,915
5.00%, 09/01/25	1,125	1,178,073
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,524,177
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,624,776
5.00%, 09/01/35 (Call 09/01/31)	1,115	1,263,795
5.00%, 09/01/38 (Call 09/01/28)	250	268,339
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,021,813
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	1,761,400
Series A, 4.00%, 09/01/32 (Call 09/01/31)	895	968,488
Series A, 5.00%, 09/01/30	530	614,165
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	253,992
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,502,352
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,024,059
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	516,027
Series B, 5.00%, 09/01/45 (Call 09/01/25)	750	771,892
Series B, VRDN, 1.50%, 09/01/51 (Put 09/01/26)(a)	80	73,932
Series B, VRDN, 1.65%, 09/01/49 (Call 03/01/24)(a)	600	580,536
Metropolitan Transportation Authority RB
4.00%, 11/15/48 (Call 05/15/31)	1,500	1,285,550
5.00%, 11/15/40 (Call 05/15/25)	2,685	2,653,899
Series A, 0.00%, 11/15/30(b)	850	635,608
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	783,218
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	321,129
Series A, 5.00%, 11/15/44 (Call 05/15/32)	1,000	1,082,102
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,018,494
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,318,499
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	303,388
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	839,906
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,314,594
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	347,341
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	989,464
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	199,131
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	514,378
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	331,109
Series B, 5.00%, 11/15/24	500	511,801
Series B, 5.00%, 11/15/25	250	258,518
Series B, 5.00%, 11/15/26	750	783,163
Series B, 5.00%, 11/15/28	1,005	1,062,444
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	396,961
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,004,361
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,072,556
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,076,141
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	646,709
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	514,151
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,191,051
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	1,928,782
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	510	469,570
Series C-1, 5.00%, 11/15/25	200	206,815
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	353,299
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,240,482
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,023,205

Security	Par (000)	Value

New York (continued)
Series C-2, 0.00%, 11/15/27(b)	$1,000	$830,678
Series C-2, 0.00%, 11/15/29(b)	1,000	764,929
Series C-2, 0.00%, 11/15/39(b)	245	106,272
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,113,153
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	512,824
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	248,748
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	892,502
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	849,529
Series E, 4.00%, 11/15/38 (Call 11/15/23)	55	50,622
Series E, 4.00%, 11/15/45 (Call 11/15/30)	430	375,175
Monroe County Industrial Development Corp. RB, 5.00%, 05/01/30 (Call 05/01/27) (SAW)	485	529,586
Monroe County Industrial Development Corp./NY RB
Series A, 4.00%, 07/01/50 (Call 07/01/30)	1,000	911,802
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,454,068
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	980,939
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,108,443
Series A, 4.00%, 11/15/33 (Call 05/15/31)	2,070	2,275,451
Series A, 4.00%, 11/15/35 (Call 05/15/31)	145	156,395
Series A, 5.00%, 11/15/24	1,000	1,032,397
Series A, 5.00%, 11/15/29	500	575,412
Series A, 5.00%, 11/15/31 (Call 05/15/31)	525	620,889
Series A, 5.00%, 11/15/33 (Call 05/15/31)	305	358,611
Series A, 5.00%, 11/15/34 (Call 05/15/31)	540	630,143
Nassau County Sewer & Storm Water Finance Authority RB
Series A, 5.00%, 10/01/23	1,840	1,860,187
Series A, 5.00%, 10/01/24	100	103,026
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	600	557,584
New York City Municipal Water Finance Authority RB
5.00%, 06/15/25	225	234,727
5.00%, 06/15/47 (Call 12/15/32)	5,300	5,717,648
Series AA, 4.00%, 06/15/24	420	424,807
Series AA, 5.00%, 06/15/24	250	255,988
Series BB, 4.00%, 06/15/47 (Call 12/15/23)	400	382,154
Series BB-1, 3.00%, 06/15/44 (Call 12/15/31)	3,400	2,646,044
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	655,033
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,164,142
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	544,944
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	370,979
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	331,745
Series CC-2, 5.00%, 06/15/25	805	839,802
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	1,205	1,209,674
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	506,915
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,629,216
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,550,540
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	472,443
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	500	506,843
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	526,382
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	488,858
Series EE, 4.00%, 06/15/39 (Call 06/15/32)	1,305	1,292,030
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	319,993
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	515,910
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,390	1,473,668
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	1,000	1,057,648
Series GG-2, 4.00%, 06/15/50 (Call 06/15/30)	1,000	944,885

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2023	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/41 (Call 07/15/29)	$1,430	$1,379,853
4.00%, 07/15/44 (Call 07/15/25) (SAW)	200	190,030
5.00%, 07/15/30 (SAW)	195	224,485
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	685	695,654
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	573,686
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	512,154
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	494,850
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	356,674
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	554,876
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	554,876
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	325	329,173
5.00%, 11/01/24	2,400	2,478,629
5.00%, 05/01/32 (Call 05/01/26)	500	528,377
5.00%, 11/01/32 (Call 05/01/27)	1,500	1,616,743
5.00%, 11/01/36 (Call 11/01/30)	2,000	2,224,773
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,107,847
5.00%, 11/01/38 (Call 05/01/31)	1,250	1,380,167
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,038,688
5.25%, 11/01/37 (Call 11/01/32)	375	431,368
5.50%, 11/01/45 (Call 11/01/32)	850	961,671
Series A-1, 5.00%, 08/01/24	500	513,800
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	348,148
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	332,698
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,032,127
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,083,073
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	350	352,010
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	401,905
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,065,852
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	3,400	3,292,021
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	974,015
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	1,220	1,184,494
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	191,533
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	523,976
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	512,401
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	209,538
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	906,086
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,177,240
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,078,739
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,120	1,221,674
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,054,439
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,524,257
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	765	797,426
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,045,919
Series C, 5.00%, 11/01/24	950	981,124
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,296,212
Series C, 5.00%, 11/01/26	115	123,035
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	943,157
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	477,397
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	524,107
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,078,967
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	995,279
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	2,590	2,514,623
Series C-1, 5.00%, 05/01/23	500	501,572
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,044,301
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	791,314
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	523,412

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	$1,500	$1,596,937
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	964,626
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	211,019
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	518,199
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,426,277
Series F-1, 5.00%, 02/01/29 (Call 02/01/24)	1,500	1,502,073
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,078,077
Series F-1, 5.00%, 02/01/34 (Call 03/30/23)	1,285	1,286,776
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,061,370
Series I, 5.00%, 05/01/42 (Call 05/01/24)	325	325,952
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,115,093
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	544,096
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	541,950
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,439,723
Series AA, 5.00%, 06/15/27	1,000	1,088,559
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	195,527
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	511,379
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	256,527
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,011,823
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,023,825
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	507,418
Series DD-1, 5.00%, 06/15/30	1,310	1,510,669
Series EE, 5.00%, 06/15/31	690	808,045
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	533,523
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,134,284
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	255,523
Series A, 0.00%, 11/15/48(b)	500	138,856
New York Liberty Development Corp. RB, 4.00%, 02/15/43 (Call 02/15/30)	500	466,503
New York Power Authority RB
4.00%, 11/15/47 (Call 11/15/31)	500	465,433
5.00%, 11/15/26 (AGM)	500	538,636
5.00%, 11/15/27 (AGM)	500	551,056
5.00%, 11/15/31 (AGM)	1,000	1,186,600
Series A, 4.00%, 11/15/50 (Call 05/15/30)	1,500	1,430,624
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	932,776
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	735,818
New York State Dormitory Authority RB
3.00%, 07/01/41 (Call 07/01/31)	1,750	1,410,316
3.00%, 07/01/45 (Call 07/01/32)	750	564,187
3.00%, 03/15/51 (Call 03/15/31)	1,780	1,304,885
4.00%, 07/01/41 (Call 07/01/28)	4,000	3,899,632
4.00%, 07/01/42 (Call 07/01/32)	1,000	958,439
4.00%, 07/01/45 (Call 07/01/29)	1,145	1,093,140
4.00%, 03/15/46 (Call 03/15/32)	1,805	1,710,163
4.00%, 07/01/46 (Call 07/01/29)	1,000	922,242
4.00%, 03/15/48 (Call 09/15/30)	2,830	2,660,368
4.00%, 07/01/50 (Call 07/01/30)	2,030	1,890,365
5.00%, 02/15/26	250	264,143
5.00%, 02/15/26 (ETM)	420	443,436
5.00%, 10/01/26 (Call 03/31/23) (AGM)	25	25,034
5.00%, 07/01/28	1,000	1,113,201
5.00%, 03/15/29 (Call 09/15/25)	315	329,580
5.00%, 07/01/30	1,000	1,118,720
5.00%, 02/15/31 (Call 02/15/27)	2,025	2,179,746
5.00%, 03/15/31	2,560	2,979,088
5.00%, 03/15/34 (Call 09/15/26)	1,000	1,063,354

80	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 02/15/36 (Call 02/15/27)	$500	$528,347
5.00%, 07/01/45 (Call 07/01/25)	95	96,123
5.00%, 07/01/45 (PR 07/01/25)	5	5,211
5.00%, 07/01/48 (Call 07/01/28)	285	299,562
5.00%, 07/01/48 (PR 07/01/28)	215	239,000
5.00%, 07/01/50 (Call 07/01/30)	2,500	2,661,187
Series 1, 5.50%, 07/01/40 (AMBAC)	400	473,183
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,950	2,002,932
Series A, 4.00%, 07/01/41 (Call 07/01/26)	500	487,454
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	469,982
Series A, 4.00%, 07/01/47 (Call 07/01/32)	310	269,048
Series A, 4.00%, 07/01/48 (Call 07/01/31)	500	461,903
Series A, 5.00%, 03/15/24	1,335	1,360,493
Series A, 5.00%, 02/15/26 (PR 02/15/24)	355	361,521
Series A, 5.00%, 07/01/26	1,125	1,199,999
Series A, 5.00%, 10/01/26	255	274,700
Series A, 5.00%, 10/01/27	500	550,236
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	351,933
Series A, 5.00%, 10/01/28	500	563,127
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	993,723
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	726,837
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	414,439
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,036,097
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	345,635
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,587,435
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	529,955
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	330,428
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,146,701
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,110,335
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	515,852
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,204,745
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,669,970
Series A, 5.00%, 03/15/36 (Call 03/15/31)	1,000	1,115,192
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,085,399
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	500,340
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	520,998
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,070,553
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	367,348
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	256,789
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,025	1,031,550
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	505,689
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	109,669
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	253,602
Series A, 5.00%, 10/01/47	300	337,185
Series A, 5.00%, 10/01/48	500	560,882
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	528,219
Series A, 5.00%, 10/01/50	310	348,276
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	784,408
Series A-2, 5.00%, 10/01/46	225	253,444
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	753,195
Series B, 5.00%, 10/01/23	800	808,638
Series B, 5.00%, 10/01/24	190	195,839
Series B, 5.00%, 10/01/25	2,100	2,212,507
Series B, 5.00%, 02/15/27	420	453,406
Series B, 5.00%, 10/01/27 (Call 04/01/26)	510	541,492
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,034,463
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	815,738
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	516,080
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,077,094
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	530,762

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/38 (Call 02/15/25)	$500	$511,320
Series B, 5.00%, 10/01/38 (Call 04/01/28)	1,000	1,081,295
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,048,560
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	531,529
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	465,899
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	507,827
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,080,552
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	535,287
Series C, 5.50%, 07/01/23 (NPFGC)	65	65,480
Series D, 4.00%, 02/15/47 (Call 02/15/30)	4,000	3,777,293
Series D, 5.00%, 02/15/25	1,400	1,452,433
Series D, 5.00%, 02/15/28	1,000	1,101,514
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	213,615
Series E, 3.00%, 03/15/41 (Call 03/15/32)	2,000	1,624,486
Series E, 4.00%, 03/15/27 (PR 09/15/25)	400	410,835
Series E, 4.00%, 03/15/39 (Call 03/15/32)	1,985	1,963,253
Series E, 5.00%, 02/15/24	1,000	1,018,558
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,046,536
New York State Environmental Facilities Corp. RB
4.00%, 06/15/42 (Call 06/15/32)	1,000	977,716
4.00%, 06/15/45 (Call 06/15/29)	1,095	1,060,710
4.00%, 08/15/46 (Call 02/15/32)	1,000	966,878
4.00%, 06/15/49 (Call 06/15/29)	2,550	2,441,109
5.00%, 05/15/23	665	667,482
5.00%, 03/15/24	280	285,358
5.00%, 06/15/24	625	639,970
5.00%, 09/15/29	500	572,642
5.00%, 08/15/31	300	354,914
5.00%, 09/15/32	500	600,076
5.00%, 09/15/34 (Call 09/15/32)	500	590,747
5.00%, 06/15/35 (Call 06/15/28)	365	402,617
5.00%, 09/15/37 (Call 09/15/32)	500	570,247
Series A, 5.00%, 06/15/23	460	462,433
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	316,584
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	216,275
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,048,376
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	539,063
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	885,301
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,279,462
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	478,649
Series B, 5.00%, 06/15/24	250	255,988
Series B, 5.00%, 06/15/28	500	557,912
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,067,601
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,376,873
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,057,643
New York State Thruway Authority RB
4.00%, 03/15/52 (Call 03/15/31)	775	721,559
4.13%, 03/15/56 (Call 09/15/32)	2,000	1,885,121
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	533,271
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	104,518
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	509,297
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	607,167
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	2,835,387
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	1,500	1,516,161
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	1,000	913,082
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,465,549
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	914,105
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	131,653
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	101,421
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	1,998,151

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2023	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series K, 5.00%, 01/01/24	$215	$218,037
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	479,175
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	257,531
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	350,059
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	503,953
Series L, 5.00%, 01/01/24	500	507,063
Series L, 5.00%, 01/01/25	200	206,818
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	878,139
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	365,888
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,144,192
Series O, 4.00%, 01/01/48 (Call 07/01/31)	1,000	932,192
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	2,500	2,367,308
4.00%, 03/15/49 (Call 09/15/30)	1,000	927,866
5.00%, 03/15/23	750	750,536
5.00%, 03/15/25	350	362,704
5.00%, 03/15/31 (Call 09/15/30)	575	663,851
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,192,946
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,063,999
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	984,420
Series A, 4.00%, 03/15/40 (Call 09/15/30)	1,000	977,568
Series A, 5.00%, 03/15/25	1,295	1,342,005
Series A, 5.00%, 03/15/27 (PR 03/15/26)	155	164,171
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	785,089
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	422,522
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	541,564
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	363,943
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	209,720
Series A, 5.00%, 03/15/41 (Call 09/15/30)	2,000	2,160,425
Series A-1, 5.00%, 03/15/24 (PR 03/15/23)	600	600,395
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	520,580
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	240,216
Series C, 5.00%, 03/15/24 (PR 03/15/23)	700	700,461
Series C, 5.00%, 03/15/31 (Call 03/15/23)	655	655,954
Series C-1, 5.00%, 03/15/27	285	307,803
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	532,630
Series D, 5.00%, 03/15/24 (PR 03/15/23)	1,000	1,000,585
Series E, 3.00%, 03/15/40 (Call 03/15/30)	500	416,636
Series E, 4.00%, 03/15/36 (Call 03/15/30)	1,000	1,010,220
Series E, 5.00%, 03/15/25 (PR 03/15/23)	100	100,066
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,326,477
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	500	460,682
5.00%, 12/01/39 (Call 12/01/29)	1,000	1,091,677
5.00%, 12/01/40 (Call 12/01/29)	500	543,593
5.00%, 12/01/43 (Call 12/01/29)	500	538,047
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	769,380
Port Authority of New York & New Jersey RB
4.00%, 12/01/28	250	266,964
4.00%, 12/15/40 (Call 06/15/24)	400	388,300
4.00%, 06/15/44 (Call 06/15/24)	250	237,232
4.00%, 09/01/45 (Call 09/01/29)	1,000	942,178
5.00%, 07/15/24	125	128,115
5.00%, 07/15/25	750	783,794
5.00%, 07/15/29	520	590,730
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,133,410
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,136,321
5.00%, 07/15/33 (Call 07/15/30)	500	576,179
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,129,677

Security	Par (000)	Value

New York (continued)
5.00%, 09/01/34 (Call 09/01/24)	$250	$255,491
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	750	716,232
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	400	407,614
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,046,251
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,037,060
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	510,980
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,034,811
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	517,661
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	518,241
Series 205, 5.00%, 11/15/25	1,000	1,052,510
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	500	548,315
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	555	516,896
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	1,500	1,391,583
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	1,500	1,353,688
Series 5, 5.38%, 03/01/28	365	387,358
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/23	300	303,452
Series A, 5.00%, 10/15/24	1,890	1,947,642
Series A, 5.00%, 10/15/26 (PR 10/15/24)	1,120	1,154,158
Series A, 5.00%, 10/15/28 (PR 10/15/24)	3,250	3,349,119
Series A, 5.00%, 10/15/29 (PR 10/15/24)	1,570	1,617,882
Series A, 5.00%, 10/15/30 (PR 10/15/24)	1,440	1,483,917
Series A, 5.00%, 10/15/31 (PR 10/15/24)	1,385	1,427,240
State of New York GO
5.00%, 03/15/24	280	285,358
Series A, 4.00%, 03/01/38 (PR 03/01/23)	200	200,000
Series A, 5.00%, 03/01/23	1,000	1,000,000
Series A, 5.00%, 03/01/24	810	824,905
Series A, 5.00%, 02/15/25	1,000	1,037,736
Series A, 5.00%, 03/01/26 (PR 03/01/23)	300	300,000
Series A, 5.00%, 03/15/27	500	543,184
Series A, 5.00%, 03/01/28 (PR 03/01/23)	370	370,000
Series A, 5.00%, 03/15/31	500	588,564
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,025,216
5.00%, 06/01/24	275	281,377
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	502,821
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,523,135
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	15,344
Series B, 3.00%, 06/01/44 (Call 06/01/30)	610	480,986
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	517,383
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	546,003
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	141,917
Town of Brookhaven NY GOL
4.00%, 07/15/26	3,285	3,406,428
4.00%, 03/15/28 (Call 03/15/24)	250	253,387
5.00%, 05/01/27 (Call 05/01/25)	600	624,737
Town of Hempstead NY GOL, 5.00%, 06/15/28	1,000	1,118,443
Town of Oyster Bay NY GOL
3.00%, 02/01/25 (AGM)	1,370	1,355,272
4.00%, 03/01/26	1,095	1,128,293
Series A, 2.00%, 03/01/33 (Call 03/01/28) (AGM)	2,000	1,714,091
Triborough Bridge & Tunnel Authority RB
4.00%, 05/15/51 (Call 05/15/32)	1,000	914,415
5.00%, 11/15/24 (Call 05/15/23)	50	50,171
5.00%, 11/15/24 (PR 05/15/23)	240	240,847
5.00%, 11/15/29	1,000	1,134,335
5.00%, 11/15/30	1,000	1,150,008
5.00%, 11/15/34 (Call 05/15/27)	225	241,479

82	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 11/15/43 (Call 05/15/29)	$665	$706,664
5.00%, 05/15/52	250	277,417
Series A, 0.00%, 11/15/30(b)	445	333,767
Series A, 0.00%, 11/15/32(b)	200	137,523
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,095	1,942,632
Series A, 5.00%, 11/15/23	245	248,138
Series A, 5.00%, 11/15/24	1,355	1,397,985
Series A, 5.00%, 11/15/27 (PR 05/15/24)	500	501,764
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	256,112
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	529,904
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,412,643
Series A, 5.00%, 11/15/51 (Call 05/15/31)	625	666,465
Series A, 5.00%, 11/15/56 (Call 05/15/31)	500	530,019
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	925	858,294
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/24)(a)	190	185,596
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/26)(a)	190	180,338
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/28)(a)	835	746,374
Series B, 0.00%, 11/15/32(b)	700	489,185
Series B, 5.00%, 11/15/24	250	257,931
Series B, 5.00%, 11/15/24 (Call 11/15/23)	650	650,435
Series B, 5.00%, 11/15/25 (Call 11/15/23)	710	710,475
Series B, 5.00%, 11/15/27 (Call 11/15/23)	415	415,278
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,077,936
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	347,483
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	1,789,463
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	265,021
Series C-1, 5.00%, 11/15/25	1,000	1,049,321
Series C-1, 5.00%, 11/15/26	1,000	1,068,181
Series C-1A, 5.00%, 05/15/51 (Call 11/15/31)	1,000	1,070,488
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	133,456
Utility Debt Securitization Authority RB
5.00%, 06/15/27 (Call 06/15/25)	1,000	1,037,395
5.00%, 12/15/32 (Call 12/15/25)	2,025	2,119,687
5.00%, 12/15/33 (Call 12/15/25)	400	418,377
5.00%, 12/15/33 (Call 12/15/31)	1,500	1,774,549
5.00%, 12/15/34 (Call 12/15/32)	1,000	1,190,436

Security	Par/ Shares (000)	Value

New York (continued)
5.00%, 12/15/35 (Call 12/15/25)	$600	$624,477
5.00%, 12/15/36 (Call 12/15/25)	150	156,038
5.00%, 12/15/37 (Call 12/15/25)	750	779,787
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,293,228
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,612,978
5.00%, 12/15/41 (Call 12/15/27)	2,030	2,179,000
Series A, 5.00%, 12/15/35 (Call 06/15/26)	1,195	1,254,707
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,266,425
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	759,738
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,011,971
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,005,288
Western Nassau County Water Authority RB, Series A, 4.00%, 04/01/51 (Call 04/01/31)	1,255	1,134,809

		524,496,778

Total Long-Term Investments — 96.2% (Cost: $555,437,109)		524,496,778

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds New York Money Fund Portfolio, 2.90%(c)(d)	14,232	14,231,522

Total Short-Term Securities — 2.6% (Cost: $14,231,522)		14,231,522

Total Investments — 98.8% (Cost: $569,668,631)		538,728,300

Other Assets Less Liabilities — 1.2%		6,394,448

Net Assets — 100.0%		$545,122,748

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$5,380,325	$8,851,315	(a)	$—	$(118)	$—	$14,231,522	14,232	$137,422	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2023	iShares® New York Muni Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$524,496,778	$—	$524,496,778
Short-Term Securities
Money Market Funds	14,231,522	—	—	14,231,522

	$14,231,522	$524,496,778	$—	$538,728,300

See notes to financial statements.

84	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
3.10%, 09/01/29 (PR 09/01/24)	$1,750	$1,746,406
5.00%, 09/01/30 (PR 09/01/24)	6,015	6,171,022
5.00%, 09/01/33 (PR 09/01/27)	1,250	1,367,487
5.00%, 09/01/34 (PR 09/01/27)	1,250	1,367,487
5.00%, 09/01/36 (PR 09/01/27)	6,840	7,482,890
Series A, 5.00%, 09/01/36 (PR 09/01/26)	15,005	16,067,210
Series B, 5.00%, 09/01/23	200	201,856
Series B, 5.00%, 09/01/24	595	611,753
Series B, 5.00%, 09/01/25	895	938,103
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	1,125	1,143,493
Series B, 5.00%, 01/01/24	10,115	10,266,212
Alabama Public School and College Authority RB
3.25%, 06/01/24 (Call 06/01/23)	10	10,002
5.00%, 01/01/27 (Call 07/01/24)	420	431,272
Series A, 5.00%, 11/01/23	2,315	2,342,733
Series A, 5.00%, 11/01/24	1,215	1,252,207
Series A, 5.00%, 11/01/25	5,600	5,871,463
Series A, 5.00%, 11/01/26	320	342,703
Series A, 5.00%, 11/01/27	11,730	12,824,861
Series B, 5.00%, 01/01/25 (Call 07/01/24)	3,930	4,027,555
Series B, 5.00%, 01/01/26 (Call 07/01/24)	2,225	2,281,557
Auburn University RB, Series A, 5.00%, 06/01/23	130	130,544
Auburn Water Works Board RB, 5.00%, 09/01/40 (PR 09/01/25)	2,500	2,608,136
State of Alabama GO, Series A, 5.00%, 08/01/24	90	92,396
Tuscaloosa County Board of Education ST, 4.00%, 02/01/47 (PR 02/01/27)	5,015	5,233,250
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/30 (PR 01/01/27)	4,000	4,319,570
Series B, 5.00%, 01/01/32 (PR 01/01/27)	6,945	7,499,853
Series B, 5.00%, 01/01/43 (PR 01/01/27)	9,785	10,566,747

		107,198,768

Alaska — 0.1%
State of Alaska GO
5.00%, 08/01/23	45	45,292
5.00%, 08/01/27 (Call 08/01/25)	5,460	5,685,491
Series B, 5.00%, 08/01/23	200	201,300

		5,932,083

Arizona — 1.4%
Arizona Department of Transportation State Highway Fund Revenue, 5.00%, 07/01/27 (Call 07/01/26)	1,470	1,567,036
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	650	665,365
5.00%, 07/01/25 (Call 07/01/24)	115	117,794
5.00%, 07/01/26 (Call 07/01/24)	370	378,844
Arizona Transportation Board RB
5.00%, 07/01/23	490	492,855
5.00%, 07/01/24	4,525	4,631,965
5.00%, 07/01/25	6,815	7,117,762
5.00%, 07/01/26	70	74,575
Series A, 5.00%, 07/01/23	1,805	1,815,516
Series A, 5.00%, 07/01/24	4,280	4,381,174
Series A, 5.00%, 07/01/25	545	569,212
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/23	1,220	1,233,103

Security	Par (000)	Value

Arizona (continued)
Series A, 5.00%, 10/01/24	$490	$504,292
City of Chandler AZ GO, 5.00%, 07/01/24	4,000	4,099,294
City of Chandler AZ GOL, 5.00%, 07/01/24	4,020	4,119,791
City of Phoenix AZ GO
5.00%, 07/01/23	320	321,949
5.00%, 07/01/24	440	450,864
5.00%, 07/01/27 (Call 07/01/26)	130	138,880
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	4,815	5,028,911
5.00%, 07/01/25 (Call 07/01/24)	4,615	4,730,777
Series A, 5.00%, 07/01/39 (PR 07/01/24)	15,000	15,372,354
Series B, 5.00%, 07/01/23	745	749,563
Series B, 5.00%, 07/01/24	2,590	2,654,293
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	2,000	2,011,917
Maricopa County Community College District GO, 5.00%, 07/01/23	2,665	2,680,879
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/27	145	157,744
Maricopa County Unified School District No. 80 Chandler GO, Series B, 5.00%, 07/01/23	1,000	1,005,958
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 5.00%, 07/01/24	4,800	4,917,889
Phoenix AZ
4.00%, 07/01/23	9,160	9,185,566
4.00%, 07/01/24	895	905,367
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/24	8,945	9,083,887
5.00%, 01/01/25	680	703,673
5.00%, 01/01/26	415	438,120
Series A, 5.00%, 01/01/24	3,695	3,752,372
Series A, 5.00%, 01/01/25	21,145	21,881,121
Series A, 5.00%, 01/01/26	11,240	11,866,183
Series A, 5.00%, 01/01/27	13,770	14,823,370
Series E, 5.00%, 01/01/24	3,160	3,209,065
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/36 (PR 07/01/27)	2,000	2,180,035
University of Arizona (The) RB
5.00%, 06/01/26	15	15,972
5.00%, 06/01/27 (Call 06/01/26)	35	37,123
Series A, 5.00%, 06/01/26 (Call 06/01/25)	975	1,013,086

		151,085,496

Arkansas — 0.1%
State of Arkansas GO
4.25%, 06/01/23	325	325,824
5.00%, 06/15/23	7,955	7,995,240
5.00%, 04/01/24 (Call 10/01/23)	2,670	2,698,539
5.00%, 04/01/26 (Call 10/01/24)	360	370,388
University of Arkansas RB
5.00%, 11/01/39 (PR 11/01/24)	1,135	1,168,825
5.00%, 11/01/41 (PR 11/01/24)	825	849,586

		13,408,402

California — 12.3%
Bay Area Toll Authority RB
5.13%, 04/01/48 (PR 04/01/23) (AGM-CR)	3,800	3,806,193
VRDN, 2.00%, 04/01/53 (Put 04/01/24)(a)	3,000	2,938,568
VRDN, 2.63%, 04/01/45 (Put 04/01/26)(a)	860	835,261
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	10,775	10,998,340

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	$10,025	$10,937,810
Series S-4, 5.00%, 04/01/30 (PR 04/01/23)	1,075	1,076,645
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	15,075	15,098,074
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	11,455	11,474,805
Beverly Hills Unified School District CA GO, 5.00%, 08/01/24	500	514,080
California Educational Facilities Authority RB
Series C, 5.25%, 10/01/24	8,195	8,484,648
Series T-5, 5.00%, 03/15/23	2,300	2,301,778
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/23	1,900	1,922,273
5.00%, 10/01/24	1,575	1,625,866
5.00%, 10/01/26	5,000	5,380,967
California State Public Works Board RB
5.00%, 11/01/23	5	5,064
5.00%, 08/01/24	1,500	1,541,400
5.00%, 05/01/25	1,060	1,103,476
5.00%, 10/01/26	60	64,487
5.25%, 10/01/27 (Call 10/01/24)	1,050	1,086,288
Series A, 5.00%, 09/01/24	295	303,656
Series A, 5.00%, 09/01/25 (Call 09/01/24)	705	725,372
Series A, 5.00%, 02/01/27	15,800	17,069,179
Series A, 5.00%, 08/01/27	2,450	2,675,386
Series B, 5.00%, 10/01/23	13,795	13,950,337
Series B, 5.00%, 10/01/24	1,145	1,180,544
Series B, 5.00%, 10/01/25	295	309,827
Series B, 5.00%, 05/01/26	1,005	1,070,474
Series B, 5.00%, 10/01/26 (Call 10/01/24)	600	618,344
Series D, 5.00%, 05/01/27	7,845	8,520,596
Series F, 5.00%, 05/01/24	2,560	2,617,590
Series F, 5.00%, 05/01/25	325	338,330
Series F, 5.00%, 05/01/26 (Call 05/01/25)	290	302,291
Series G, 5.00%, 05/01/23	4,510	4,524,481
Series H, 5.00%, 09/01/38 (PR 09/01/23)	5,095	5,144,055
California State University RB
5.00%, 11/01/24	2,300	2,376,870
5.00%, 11/01/26 (Call 05/01/26)	75	80,167
Series A, 5.00%, 11/01/23	775	785,155
Series A, 5.00%, 11/01/24	2,115	2,185,687
Series A, 5.00%, 11/01/25	5,245	5,522,628
Series A, 5.00%, 11/01/28 (PR 11/01/24)	7,000	7,228,183
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,820	1,879,327
Series A, 5.00%, 11/01/44 (PR 11/01/24)	2,320	2,395,626
Series B-3, VRDN, 4.00%, 11/01/51 (Put 11/01/23)(a)	9,400	9,402,417
Chabot-Las Positas Community College District GO
5.00%, 08/01/25 (PR 08/01/23)	955	962,626
Series B, 5.00%, 08/01/23	7,285	7,345,588
Series B, 5.00%, 08/01/24	3,375	3,471,462
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	9,065	9,257,663
City & County of San Francisco CA GO, Series R2, 5.00%, 06/15/23	6,000	6,032,944
City of Long Beach CA Harbor Revenue RB, 4.00%, 05/15/24	435	440,133
City of Los Angeles CA GO, Series B, 5.00%, 09/01/23	5,540	5,591,422
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	90	94,094
5.00%, 06/01/27 (Call 06/01/25)	210	220,660
Series B, 5.00%, 06/01/23	995	999,786

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 06/01/25	$170	$177,695
Series B, 5.00%, 06/01/26	615	657,221
Series D, 5.00%, 06/01/23	530	532,550
City of Los Angeles Department of Airports RB
5.00%, 05/15/23	3,000	3,011,198
Series B, 5.00%, 05/15/24	2,145	2,192,888
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23	510	516,683
5.00%, 11/01/24	4,915	5,079,268
5.00%, 11/01/25	5,205	5,484,616
5.00%, 11/01/25 (Call 05/01/25)	1,660	1,732,942
5.00%, 11/01/26	4,645	5,014,808
Coast Community College District GO, 0.00%, 08/01/33 (Call 08/01/25)(b)	500	330,872
Contra Costa Community College District GO, Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	2,570	2,590,523
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/26	3,290	3,495,925
Corona-Norco Unified School District GO, Series A, 5.00%, 08/01/40 (PR 08/01/25)	795	832,170
East Bay Municipal Utility District Water System Revenue RB
Series B, 5.00%, 06/01/24	850	870,866
Series B, 5.00%, 06/01/25	455	475,999
Eastern Municipal Water District RB
Series A, 3.00%, 07/01/25	6,455	6,438,996
Series A, 5.00%, 07/01/23	1,700	1,710,411
El Camino Community College District Foundation (The), 0.00%, 08/01/27(b)	5,700	4,984,048
El Camino Community College District GO, Series C, 0.00%, 08/01/26(b)	4,875	4,391,207
Foothill-De Anza Community College District, 0.00%, 08/01/27 (NPFGC)(b)	4,000	3,488,468
Foothill-De Anza Community College District GO, 0.00%, 08/01/26 (NPFGC)(b)	1,220	1,096,345
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	10,000	10,137,225
Fresno Unified School District GO, 4.00%, 08/01/47 (PR 08/01/24)	45	45,655
Long Beach Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	40	43,033
Los Angeles Community College District/CA GO
4.00%, 08/01/39 (PR 08/01/24)	3,350	3,397,831
5.00%, 08/01/24	1,685	1,732,687
5.00%, 08/01/25	10,760	11,304,151
Series A, 4.00%, 08/01/32 (PR 08/01/24)	275	278,926
Series A, 4.00%, 08/01/33 (PR 08/01/24)	575	583,210
Series A, 5.00%, 08/01/23	1,055	1,063,687
Series A, 5.00%, 08/01/24	1,250	1,285,376
Series A, 5.00%, 08/01/25 (PR 08/01/24)	240	246,725
Series A, 5.00%, 08/01/27 (PR 08/01/24)	295	303,266
Series A, 5.00%, 08/01/31 (PR 08/01/24)	14,915	15,332,924
Series C, 5.00%, 08/01/23	1,490	1,502,269
Series C, 5.00%, 08/01/24	240	246,792
Series F, 4.00%, 08/01/37 (PR 08/01/23)	15,000	15,058,632
Series J, 4.00%, 08/01/24	125	126,767
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/27 (Call 06/01/26)	25	26,802

86	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 06/01/23	$8,800	$8,842,117
Series A, 5.00%, 07/01/23	2,410	2,425,561
Series A, 5.00%, 06/01/24	6,495	6,652,833
Series A, 5.00%, 07/01/24	435	446,372
Series A, 5.00%, 06/01/25	1,010	1,055,715
Series A, 5.00%, 07/01/25	815	853,458
Series A, 5.00%, 06/01/26	1,170	1,250,698
Series A, 5.00%, 07/01/26	1,275	1,365,449
Series B, 5.00%, 07/01/23	9,400	9,460,691
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/23	3,500	3,522,598
5.00%, 07/01/24	2,250	2,308,821
5.00%, 07/01/25	3,000	3,141,562
5.00%, 06/01/27	75	81,982
5.00%, 07/01/27	75	82,136
5.00%, 07/01/27 (Call 07/01/26)	10	10,741
Series A, 5.00%, 07/01/24	110	112,876
Los Angeles Department of Water & Power Power System Revenue RB
Series B, 5.00%, 07/01/23	3,120	3,140,144
Series B, 5.00%, 07/01/24	2,070	2,124,115
Series B, 5.00%, 07/01/25 (Call 06/01/25)	935	975,511
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,600	2,696,239
5.00%, 07/01/26 (Call 06/01/26)	4,860	5,196,493
5.00%, 07/01/27	3,585	3,910,772
5.00%, 07/01/27 (Call 01/01/26)	30	31,818
Series A, 5.00%, 07/01/25	9,185	9,597,273
Series A, 5.00%, 07/01/26	190	202,854
Series A, 5.00%, 07/01/27	155	169,085
Los Angeles Department of Water & Power Water System Revenue RB
4.00%, 07/01/26	1,230	1,278,240
5.00%, 07/01/24	25	25,654
5.00%, 07/01/25	15	15,687
5.00%, 07/01/27	130	142,035
5.00%, 07/01/27 (Call 01/01/26)	25	26,543
Series A-2, VRDN, 1.55%, 07/01/51 (Put 02/28/23)(a)	8,000	8,000,000
Series B, 4.00%, 07/01/27	170	179,249
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,085	1,100,811
Series B, 5.00%, 07/01/26 (Call 01/01/26)	550	583,998
Series C, 5.00%, 07/01/25 (Call 07/01/24)	315	323,901
Los Angeles Unified School District/CA GO
5.00%, 07/01/23	1,350	1,358,941
5.00%, 07/01/24	85	87,222
5.00%, 07/01/26	565	604,709
5.00%, 07/01/27	2,350	2,569,575
Series A, 5.00%, 07/01/23	18,755	18,879,210
Series A, 5.00%, 07/01/24	33,050	33,914,010
Series A, 5.00%, 07/01/25	5,370	5,604,869
Series A, 5.00%, 07/01/26	3,865	4,136,637
Series A, 5.00%, 07/01/27	100	109,344
Series A-1, 5.00%, 07/01/23	150	150,993
Series B, 5.00%, 07/01/23	440	442,914
Series B, 5.00%, 07/01/24	4,625	4,745,909
Series B-1, 5.00%, 07/01/23	660	664,371
Series B-1, 5.00%, 07/01/26	80	85,623
Series C, 5.00%, 07/01/23	170	171,126
Series C, 5.00%, 07/01/24	1,420	1,457,122

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/25	$5,035	$5,255,216
Series C, 5.00%, 07/01/25 (Call 07/01/24)	5,100	5,240,065
Series C, 5.00%, 07/01/26	2,895	3,098,464
Series C, 5.00%, 07/01/26 (Call 07/01/24)	290	298,118
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	164,479
Los Rios Community College District GO, Series E, 3.00%, 08/01/25	2,275	2,275,328
Marin Community College District GO, Series A, 5.00%, 08/01/41 (PR 08/01/26)	7,500	8,054,551
Metropolitan Water District of Southern California RB
3.00%, 07/01/27	150	152,141
5.00%, 10/01/23	4,290	4,338,803
5.00%, 10/01/24	1,900	1,959,576
5.00%, 10/01/25	1,430	1,508,439
5.00%, 10/01/27	1,075	1,187,404
Series A, 2.25%, 07/01/24	590	580,842
Series A, 2.50%, 07/01/25	595	584,979
Series A, 5.00%, 07/01/24	3,115	3,193,557
Series A, 5.00%, 07/01/25	2,940	3,082,841
Series A, 5.00%, 07/01/26	955	1,022,748
Series B, 4.00%, 08/01/23 (Call 07/01/23)	815	817,416
Series E, 5.00%, 07/01/23	185	186,194
Miracosta Community College District GO, Series B, 4.00%, 08/01/23	4,075	4,090,090
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	5,000	5,239,730
Mount San Antonio Community College District GO, 5.00%, 08/01/34 (PR 08/01/23)	3,000	3,023,957
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/26	1,000	1,077,078
Oakland Unified School District/Alameda County GO, 5.00%, 08/01/40 (PR 08/01/25)	4,000	4,191,784
Orange County Sanitation District RB, 5.00%, 02/01/25	3,015	3,131,406
Orange County Water District COP
Series A, 2.00%, 08/15/23 (Call 03/21/23)	195	193,641
Series A, 4.00%, 02/15/25 (Call 01/15/25)	8,070	8,207,279
Palo Alto Unified School District GO, 5.00%, 08/01/23	200	201,630
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	25,000	26,198,647
Poway Unified School District GO, 0.00%, 08/01/27(b)	5,000	4,359,335
Riverside Community College District, 0.00%, 08/01/35 (PR 02/01/25)(b)	3,000	1,696,117
Riverside Community College District GO
0.00%, 08/01/38 (PR 02/01/25)(b)	5,500	2,649,753
0.00%, 08/01/39 (PR 02/01/25)(b)	2,420	1,104,798
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,950	3,971,110
Sacramento Municipal Utility District RB
5.00%, 08/15/23	1,020	1,029,156
5.00%, 07/01/24	875	896,951
5.00%, 08/15/24	545	560,798
5.00%, 08/15/25	1,950	2,045,261
5.00%, 08/15/26	650	696,903
5.00%, 08/15/27	1,310	1,435,766
Series A, VRDN, 5.00%, 08/15/49 (Put 10/17/23)(a)	2,820	2,824,834
Series E, 5.00%, 08/15/24	370	380,726
Series F, 5.00%, 08/15/23	360	363,232
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,690	1,712,893
5.00%, 11/15/25 (Call 11/15/24)	330	340,524

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	$3,645	$3,796,453
5.00%, 08/01/41 (PR 08/01/26)	13,000	13,961,221
VRDN, 4.00%, 08/01/32 (PR 08/01/26)	3,200	3,332,963
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	10,650	10,735,048
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	2,135	2,225,351
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/23	1,325	1,330,300
5.00%, 05/15/24	380	389,073
5.00%, 05/15/25	450	469,718
San Diego Unified School District/CA GO
6.00%, 07/01/33 (PR 07/01/24)	7,000	7,273,597
Series C, 5.00%, 07/01/35 (PR 07/01/23)	5,005	5,036,816
San Diego Unified School District/CA RB, Series N-2, 5.00%, 07/01/23	5,255	5,290,501
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	345	362,035
San Francisco City & County Airport Commission San Francisco International Airport RB
Series D, 5.00%, 05/01/24	1,160	1,184,756
Series D, 5.00%, 05/01/25	2,320	2,417,136
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/26	3,000	3,232,832
5.00%, 10/01/27	3,850	4,250,808
Series C, VRDN, 2.13%, 10/01/48 (Put 10/01/23)(a)	6,000	5,951,755
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	6,505	6,683,626
San Jose Unified School District GO, Series C, 0.00%, 08/01/27 (NPFGC)(b)	3,000	2,616,351
San Mateo Foster City Public Financing Authority RB, Series B, 5.00%, 08/01/25	27,420	28,767,375
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/24	665	681,078
Santa Clara Valley Water District Safe Clean Water Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	1,200	1,295,460
Santa Monica Community College District GO
0.00%, 08/01/26(b)	500	448,417
Series B, 4.00%, 08/01/44 (PR 08/01/24)	31,715	32,150,209
Series C, 0.00%, 08/01/25(b)	1,930	1,785,283
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,760	1,774,055
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	5,135	5,128,415
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	8,520	8,654,652
Series C, 5.00%, 07/01/24	395	405,274
Southwestern Community College District GO, Series D, 5.00%, 08/01/44 (PR 08/01/25)	1,000	1,047,946
State of California
4.00%, 09/01/27	5,580	5,853,522
5.00%, 09/01/24	250	257,039
State of California Department of Water Resources RB
5.00%, 12/01/23	495	502,325
5.00%, 12/01/25	50	52,906
5.00%, 12/01/26	80	86,590
Series AM, 5.00%, 12/01/25 (PR 06/01/23)	130	130,616
Series AR, 5.00%, 12/01/27 (PR 06/01/24)	5,690	5,829,681
Series AS, 5.00%, 12/01/23	1,580	1,603,381

Security	Par (000)	Value

California (continued)
Series AS, 5.00%, 12/01/24	$5,610	$5,808,412
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	350	362,076
Series AW, 5.00%, 12/01/23	65	65,962
Series AW, 5.00%, 12/01/24	10	10,354
Series AX, 5.00%, 12/01/24	125	129,421
Series AX, 5.00%, 12/01/25	3,110	3,290,768
Series BA, 5.00%, 12/01/25	1,645	1,740,615
Series BB, 5.00%, 12/01/24	5,325	5,513,332
Series BB, 5.00%, 12/01/25	225	238,078
Series BB, 5.00%, 12/01/26	145	156,945
State of California GO
3.00%, 03/01/24	200	199,782
3.00%, 03/01/25	7,000	6,998,488
3.00%, 03/01/26	800	796,526
4.00%, 03/01/23	430	430,000
4.00%, 05/01/23	2,720	2,723,801
4.00%, 10/01/23	450	452,292
4.00%, 10/01/24	1,625	1,648,530
4.00%, 11/01/24	220	223,377
4.00%, 04/01/25	3,890	3,957,318
4.00%, 08/01/26	285	295,092
4.00%, 09/01/26	220	228,021
4.00%, 10/01/26	7,525	7,807,013
4.00%, 11/01/26	9,755	10,130,645
4.00%, 10/01/27	1,225	1,286,321
5.00%, 03/01/23	740	740,000
5.00%, 04/01/23	6,630	6,639,766
5.00%, 08/01/23	11,785	11,875,698
5.00%, 09/01/23	7,335	7,403,083
5.00%, 09/01/23 (Call 03/31/23)	15	15,022
5.00%, 10/01/23	4,075	4,119,002
5.00%, 11/01/23	9,500	9,616,945
5.00%, 12/01/23	5,335	5,408,789
5.00%, 03/01/24	5,260	5,356,790
5.00%, 04/01/24	1,615	1,647,264
5.00%, 08/01/24	3,135	3,218,013
5.00%, 09/01/24	2,700	2,776,022
5.00%, 09/01/24 (Call 09/01/23)	15	15,023
5.00%, 10/01/24	16,215	16,698,065
5.00%, 11/01/24	5,615	5,791,563
5.00%, 11/01/24 (Call 11/01/23)	1,525	1,544,385
5.00%, 12/01/24 (Call 12/01/23)	6,180	6,268,688
5.00%, 03/01/25	5,415	5,622,233
5.00%, 04/01/25	23,675	24,565,083
5.00%, 05/01/25 (Call 05/01/24)	180	184,320
5.00%, 08/01/25	8,565	8,947,134
5.00%, 09/01/25	735	769,133
5.00%, 09/01/25 (Call 03/31/23)	25	25,042
5.00%, 09/01/25 (Call 09/01/23)	365	368,840
5.00%, 10/01/25	46,685	48,936,607
5.00%, 10/01/25 (Call 10/01/24)	1,500	1,548,914
5.00%, 11/01/25	9,610	10,090,939
5.00%, 11/01/25 (Call 11/01/23)	1,085	1,100,294
5.00%, 12/01/25	9,715	10,219,104
5.00%, 12/01/25 (Call 12/01/23)	600	609,594
5.00%, 03/01/26 (Call 03/01/25)	8,865	9,208,332
5.00%, 04/01/26	15,130	16,041,328
5.00%, 08/01/26	9,330	9,960,138
5.00%, 08/01/26 (Call 08/01/25)	510	534,214
5.00%, 09/01/26	11,225	12,004,174

88	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/26	$1,745	$1,869,333
5.00%, 10/01/26 (Call 10/01/24)	75	77,399
5.00%, 11/01/26	6,190	6,642,526
5.00%, 12/01/26	1,145	1,230,852
5.00%, 04/01/27	6,845	7,424,073
5.00%, 08/01/27	8,605	9,400,354
5.00%, 08/01/27 (Call 08/01/26)	355	379,763
5.00%, 09/01/27	1,230	1,346,152
5.00%, 09/01/27 (Call 09/01/25)	215	226,103
5.00%, 09/01/27 (Call 09/01/26)	2,030	2,175,480
5.00%, 10/01/27	2,000	2,192,799
5.00%, 10/01/27 (Call 04/01/26)	220	234,015
5.00%, 11/01/27	32,315	35,494,231
5.00%, 04/01/28	2,365	2,620,200
5.50%, 02/01/25	1,025	1,071,899
VRDN, 2.00%, 05/01/33 (Put 03/07/23)(a)	4,440	4,440,000
Series A, 5.00%, 10/01/23	240	242,592
Series A, 5.00%, 10/01/24	685	705,407
Series B, 5.00%, 08/01/23	2,445	2,463,817
Series B, 5.00%, 09/01/23	3,455	3,487,069
Series B, 5.00%, 08/01/24	13,585	13,944,727
Series B, 5.00%, 09/01/24	5,370	5,521,197
Series B, 5.00%, 08/01/25	790	825,246
Series B, 5.00%, 09/01/25	695	727,275
Series B, 5.00%, 11/01/25	8,125	8,531,621
Series B, 5.00%, 08/01/26	355	378,976
Series B, 5.00%, 09/01/26	455	486,583
Series B, 5.00%, 11/01/27	390	428,369
Series C, 5.00%, 08/01/26 (Call 02/01/25)	50	51,896
Series C, 5.00%, 09/01/26 (Call 09/01/25)	285	299,047
Series C, 5.00%, 08/01/27 (Call 02/01/25)	10	10,397
Series C, 5.00%, 08/01/27 (Call 08/01/26)	7,395	7,910,846
University of California RB
4.00%, 05/15/23	5,435	5,445,769
4.00%, 05/15/25	10	10,209
5.00%, 05/15/24	1,205	1,231,902
5.00%, 05/15/26 (Call 05/15/25)	340	355,505
5.00%, 05/15/27	10,770	11,738,537
5.00%, 05/15/28	5,000	5,571,690
5.25%, 05/15/44 (PR 05/15/24)	9,925	10,183,459
Series AF, 5.00%, 05/15/23	300	301,194
Series AK, VRDN, 5.00%, 05/15/48 (Call 05/15/23)(a)	20,410	20,484,941
Series AL 4, VRDN, 1.55%, 05/15/48 (Put 02/28/23)(a)	10,000	10,000,000
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	5,200	5,320,184
Series AO, 5.00%, 05/15/23	1,375	1,380,471
Series AO, 5.00%, 05/15/24	565	577,614
Series AO, 5.00%, 05/15/25	1,500	1,564,746
Series AV, 5.00%, 05/15/26	205	218,602
Series AY, 5.00%, 05/15/24	875	894,535
Series AY, 5.00%, 05/15/26	590	629,148
Series I, 5.00%, 05/15/23	845	848,362
Series I, 5.00%, 05/15/24	560	572,502
Series I, 5.00%, 05/15/25	445	463,821
Series I, 5.00%, 05/15/26 (Call 05/15/25)	1,060	1,107,414

		1,288,679,870

Colorado — 1.0%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/01/23 (SAW)	7,515	7,610,571
Arapahoe County School District No. 6 Littleton GO, 5.00%, 12/01/23 (SAW)	1,000	1,013,460

Security	Par (000)	Value

Colorado (continued)
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	$2,070	$2,070,000
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/23	8,725	8,827,623
5.00%, 11/15/25	1,055	1,106,474
5.00%, 11/15/27	3,500	3,821,779
Series A, 5.00%, 11/15/23	16,425	16,618,189
Series A, 5.00%, 11/15/24	5,190	5,341,567
City & County of Denver Co. GO
5.00%, 08/01/23	7,000	7,053,873
5.00%, 08/01/24	2,570	2,638,053
5.00%, 08/01/27	10	10,942
Series A, 5.00%, 08/01/26	1,500	1,605,848
Series B, 5.00%, 08/01/23	1,625	1,637,506
Series B, 5.00%, 08/01/26	14,025	15,014,680
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/41 (PR 08/01/26)	9,040	9,662,699
City of Colorado Springs Co. Utilities System Revenue RB
Series A, 5.00%, 11/15/25	805	847,485
Series B, 5.00%, 11/15/25	960	1,010,665
Series B, 5.00%, 11/15/26	500	537,723
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	845	872,985
5.00%, 12/01/25 (SAW)	150	158,067
Series B, 4.00%, 12/01/26 (SAW)	9,360	9,745,158
E-470 Public Highway Authority RB, 0.00%, 09/01/26 (NPFGC)(b)	4,540	4,022,800
University of Colorado RB
5.00%, 06/01/47 (PR 06/01/26)	4,195	4,468,201
VRDN, 2.00%, 06/01/51 (Put 10/15/25)(a)	250	240,413
VRDN, 2.00%, 06/01/51 (Put 10/15/26)(a)	250	237,791
Series C, VRDN, 2.00%, 06/01/54 (Put 10/15/24)(a)	2,500	2,433,392

		108,607,944

Connecticut — 2.6%
Connecticut State Health & Educational Facilities Authority RB
2.80%, 07/01/57 (Put 02/03/26)	4,000	3,954,713
Series 2010-A, VRDN, 0.00%, 07/01/49 (Put 02/09/24)(a)(b)	4,000	3,855,052
Series 2015-A, VRDN, 0.00%, 07/01/35 (Put 07/12/24)(a)(b)	3,265	3,101,639
Series N, 5.00%, 11/01/29 (PR 11/01/23)	5,060	5,120,618
VRDN, VRDN, 1.65%, 07/01/42 (Put 02/28/23)(a)	30,000	30,000,000
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	1,000	1,030,623
State of Connecticut Clean Water Fund - State Revolving Fund RB
5.00%, 06/01/24	25	25,589
5.00%, 03/01/25	10	10,379
Series A, 5.00%, 05/01/25	295	307,225
Series B, 5.00%, 06/01/26	275	292,909
State of Connecticut GO
4.00%, 01/15/25	12,335	12,527,837
4.00%, 06/01/27	1,005	1,043,417
5.00%, 02/15/25	6,400	6,634,105
5.00%, 09/01/25 (Call 09/01/24)	19,395	19,920,218
5.00%, 09/15/25	2,140	2,243,322
5.00%, 11/15/25	30	31,559
5.00%, 02/15/26	3,000	3,173,201

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
5.00%, 04/15/26	$45	$47,762
5.00%, 06/15/26	1,055	1,123,610
5.00%, 04/15/27	180	194,517
5.00%, 06/15/27	700	759,044
5.00%, 07/15/27	300	325,866
5.00%, 06/15/28 (Call 06/15/25)	1,300	1,358,225
Series 2021 A, 4.00%, 01/15/27	4,575	4,729,182
Series A, 4.00%, 01/15/26	4,100	4,198,726
Series A, 4.00%, 01/15/27	4,585	4,739,519
Series A, 5.00%, 03/15/23	665	665,438
Series A, 5.00%, 04/15/23	2,355	2,360,156
Series A, 5.00%, 10/15/23	2,660	2,690,598
Series A, 5.00%, 03/15/24	405	412,750
Series A, 5.00%, 04/15/24	1,040	1,061,551
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,070	5,130,062
Series A, 5.00%, 01/15/25	5,925	6,131,633
Series A, 5.00%, 04/15/25	5,140	5,341,672
Series A, 5.00%, 10/15/25 (Call 10/15/23)	9,125	9,233,320
Series A, 5.00%, 01/15/26	1,260	1,330,280
Series B, 3.00%, 06/01/25	1,535	1,519,242
Series B, 4.00%, 06/01/27	8,665	8,996,230
Series B, 5.00%, 04/15/23	5,555	5,567,160
Series B, 5.00%, 05/15/23	1,010	1,013,770
Series B, 5.00%, 01/15/24	4,210	4,277,676
Series B, 5.00%, 04/15/24	15	15,311
Series B, 5.00%, 05/15/24	3,165	3,235,660
Series B, 5.00%, 04/15/25	555	576,776
Series B, 5.00%, 05/15/25	2,600	2,706,576
Series B, 5.00%, 05/15/27 (Call 05/15/26)	80	84,622
Series C, 4.00%, 06/15/24	35	35,401
Series C, 5.00%, 06/15/23	730	733,861
Series C, 5.00%, 07/15/24	1,045	1,071,748
Series D, 5.00%, 09/15/23	12,490	12,614,778
Series D, 5.00%, 04/15/24	1,095	1,117,691
Series D, 5.00%, 07/15/24	5,560	5,702,313
Series D, 5.00%, 09/15/24	1,000	1,028,922
Series D, 5.00%, 09/15/26	750	802,970
Series D, 5.00%, 09/15/27	1,165	1,269,864
Series E, 5.00%, 09/15/23	455	459,546
Series E, 5.00%, 10/15/23	3,435	3,474,513
Series E, 5.00%, 08/15/24 (Call 08/15/23)	715	721,153
Series E, 5.00%, 09/15/24	1,700	1,749,167
Series E, 5.00%, 10/15/24	185	190,654
Series E, 5.00%, 10/15/26	1,515	1,624,800
Series F, 5.00%, 09/15/24	4,045	4,161,989
Series F, 5.00%, 11/15/25	565	594,367
Series F, 5.00%, 11/15/27 (Call 11/15/25)	8,825	9,278,627
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/24	70	71,976
5.00%, 05/01/25	200	207,394
5.00%, 01/01/26	1,750	1,843,106
5.00%, 09/01/26	20	21,354
5.00%, 10/01/26	120	128,339
5.00%, 05/01/27	55	59,511
5.00%, 07/01/27	1,775	1,927,226
5.00%, 08/01/27 (Call 08/01/25)	20	20,910
Series A, 4.00%, 05/01/23	2,245	2,247,952
Series A, 4.00%, 05/01/24	1,475	1,488,411
Series A, 5.00%, 08/01/23	380	382,846
Series A, 5.00%, 09/01/23	1,090	1,099,848

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 10/01/23	$4,335	$4,380,558
Series A, 5.00%, 01/01/24	655	664,792
Series A, 5.00%, 05/01/24	3,415	3,484,734
Series A, 5.00%, 08/01/24	1,355	1,388,986
Series A, 5.00%, 09/01/24	2,580	2,648,827
Series A, 5.00%, 10/01/24 (Call 10/01/23)	595	601,256
Series A, 5.00%, 01/01/25	895	924,541
Series A, 5.00%, 05/01/25	2,350	2,436,879
Series A, 5.00%, 08/01/25	200	208,402
Series A, 5.00%, 09/01/25	2,910	3,037,294
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,520	1,560,488
Series A, 5.00%, 10/01/25 (Call 10/01/23)	25	25,260
Series A, 5.00%, 01/01/26	260	273,833
Series A, 5.00%, 05/01/26	2,335	2,476,210
Series A, 5.00%, 08/01/26 (Call 08/01/25)	710	740,842
Series A, 5.00%, 01/01/27	2,085	2,240,576
Series A, 5.00%, 05/01/27	100	108,203
Series A, 5.00%, 09/01/27 (Call 09/01/26)	190	202,702
Series B, 5.00%, 10/01/23	525	530,517
Series B, 5.00%, 10/01/25	390	407,723
Series C, 5.00%, 10/01/24	610	627,220
Series C, 5.00%, 10/01/26	10,100	10,801,876
Series D, 5.00%, 11/01/24	500	514,901
Series D, 5.00%, 11/01/26	1,385	1,483,759
University of Connecticut RB
5.00%, 05/01/26	1,075	1,140,345
Series A, 5.00%, 02/15/25	1,035	1,071,465

		273,212,766

Delaware — 0.9%
County of New Castle DE GO
5.00%, 10/01/23	1,600	1,617,462
5.00%, 10/01/27 (PR 10/01/25)	10,235	10,746,829
5.00%, 10/01/33 (PR 10/01/25)	5,000	5,250,038
5.00%, 10/01/35 (PR 10/01/25)	3,000	3,150,023
Delaware Transportation Authority RB
5.00%, 09/01/23	3,060	3,087,647
5.00%, 07/01/24	1,322	1,354,817
5.00%, 09/01/24	570	585,627
5.00%, 07/01/25	510	533,244
5.00%, 07/01/26	2,370	2,532,668
5.00%, 09/01/26	70	74,763
State of Delaware GO
5.00%, 02/01/24	20	20,338
5.00%, 01/01/25	2,645	2,737,080
5.00%, 03/01/25	13,395	13,907,631
5.00%, 02/01/26	5,015	5,311,397
5.00%, 03/01/26	40	42,444
5.00%, 01/01/27	5,510	5,952,289
5.00%, 02/01/27	5,720	6,190,510
5.00%, 07/01/28 (PR 07/01/24)	1,000	1,026,142
Series A, 5.00%, 03/01/23	2,185	2,185,000
Series A, 5.00%, 02/01/25	4,320	4,477,798
Series A, 5.00%, 01/01/26	9,315	9,846,943
Series A, 5.00%, 01/01/27	1,595	1,723,031
Series A, 5.00%, 02/01/27	2,940	3,181,836
Series B, 5.00%, 07/01/23	1,555	1,564,523
Series D, 5.00%, 07/01/27 (Call 07/01/26)	1,200	1,280,393

		88,380,473

90	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 1.9%
District of Columbia GO 4.00%, 02/01/27	$90	$93,240
5.00%, 02/01/25	50	51,779
5.00%, 06/01/25	50	52,208
5.00%, 06/01/26	40	42,669
5.00%, 06/01/27	3,715	4,034,375
Series A, 5.00%, 06/01/23	2,830	2,842,907
Series A, 5.00%, 06/01/24	5	5,113
Series A, 5.00%, 06/01/24 (Call 06/01/23)	820	823,669
Series A, 5.00%, 10/15/24	45	46,339
Series A, 5.00%, 06/01/25	2,085	2,177,058
Series A, 5.00%, 06/01/25 (Call 06/01/23)	50	50,233
Series A, 5.00%, 10/15/25	8,975	9,447,919
Series A, 5.00%, 06/01/26 (Call 06/01/25)	945	986,305
Series A, 5.00%, 10/15/27	2,935	3,209,988
Series B, 5.00%, 06/01/23	8,295	8,332,833
Series B, 5.00%, 06/01/24	990	1,012,344
Series B, 5.00%, 06/01/25	85	88,753
Series B, 5.00%, 06/01/26	300	320,018
Series B, 5.00%, 06/01/26 (Call 06/01/25)	1,180	1,231,576
Series D, 4.00%, 02/01/26	4,270	4,379,758
Series D, 5.00%, 06/01/26	20	21,335
Series E, 5.00%, 02/01/24	9,400	9,558,783
Series E, 5.00%, 02/01/26	75	79,476
Series E, 5.00%, 02/01/27	7,825	8,444,523
District of Columbia RB
5.00%, 12/01/23	9,000	9,130,501
5.00%, 03/01/24	4,005	4,082,260
5.00%, 05/01/24	125	127,826
5.00%, 12/01/25	1,000	1,051,889
5.00%, 12/01/26	2,880	3,090,642
5.00%, 12/01/27	10,430	11,438,026
Series A, 5.00%, 12/01/23	395	400,728
Series A, 5.00%, 03/01/24	2,375	2,420,816
Series A, 5.00%, 12/01/24	45	46,560
Series A, 5.00%, 03/01/25	605	628,750
Series A, 5.00%, 03/01/26	130	138,021
Series A, 5.00%, 03/01/27	2,365	2,554,969
Series B, 5.00%, 10/01/23	2,120	2,143,995
Series B, 5.00%, 10/01/24	14,480	14,931,763
Series B, 5.00%, 10/01/25	45	47,331
Series B, 5.00%, 10/01/26	17,240	18,504,830
Series C, 5.00%, 10/01/23	385	389,358
Series C, 5.00%, 10/01/24	12,095	12,472,353
Series C, 5.00%, 10/01/25	4,970	5,227,393
Series C, 5.00%, 05/01/26	910	969,569
Series C, 5.00%, 10/01/26	7,860	8,436,657
Series C, 5.00%, 10/01/27	815	890,628
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/27 (Call 10/01/24)	135	138,937
Series A, 5.00%, 10/01/24	25	25,725
Series A, 5.00%, 10/01/44 (PR 10/01/23)	10,055	10,160,672
Series A, 5.00%, 10/01/48 (PR 10/01/23)	13,555	13,697,455
Series B, 5.00%, 10/01/25	170	178,588
Series C, 5.00%, 10/01/25 (Call 10/01/24)	720	741,225
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/23	1,000	1,006,486
Series A, 5.00%, 07/15/25	6,850	7,145,874
Series A, 5.00%, 07/15/26	500	530,797

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 07/15/27	$5,700	$6,171,969

		196,255,794

Florida — 1.7%
Central Florida Expressway Authority RB
5.00%, 07/01/26 (AGM)	5,050	5,378,392
Series B, 5.00%, 07/01/26	1,320	1,401,955
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	5,105	5,337,151
County of Miami-Dade FL GO, 5.00%, 07/01/23	575	578,426
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	730	734,301
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	1,965	1,984,177
5.00%, 10/01/24	2,190	2,249,093
County of Orange FL Sales Tax Revenue RB, 5.00%, 01/01/24	30	30,444
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/27	125	137,163
Florida Department of Environmental Protection RB, 5.00%, 07/01/26 (Call 07/01/25)	115	119,451
Florida’s Turnpike Enterprise RB, Series B, 5.00%, 07/01/23	115	115,708
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/23	735	742,640
Series A, 5.00%, 10/01/26	10,280	11,012,462
Orlando-Orange County Expressway Authority RB, 5.00%, 07/01/35 (PR 07/01/23)	785	789,677
Palm Beach County School District COP, Series A, 5.00%, 08/01/23	6,000	6,042,457
School Board of Miami-Dade County (The), 5.00%, 05/01/27 (Call 05/01/25) (AGM)	1,330	1,380,018
School Board of Miami-Dade County (The) COP
5.00%, 11/01/27 (Call 11/01/24)	3,300	3,398,886
Series B, 5.00%, 05/01/26 (Call 05/01/25)	2,240	2,316,638
School District of Broward County/FL COP
5.00%, 07/01/25	915	950,204
Series A, 5.00%, 07/01/27	650	701,345
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/25	825	858,060
Series A, 5.00%, 07/01/23	1,250	1,257,697
Series C, 5.00%, 07/01/23	4,765	4,794,341
Series C, 5.00%, 07/01/25	5,425	5,642,392
Series C, 5.00%, 07/01/26	5,630	5,972,207
State of Florida GO
5.00%, 07/01/24	630	645,473
5.00%, 06/01/25	4,735	4,944,061
5.00%, 06/01/26	150	160,009
5.00%, 06/01/27	5,000	5,450,486
5.00%, 06/01/27 (Call 06/01/26)	380	403,171
5.00%, 07/01/27	6,000	6,552,916
Series A, 5.00%, 06/01/23	20,310	20,405,674
Series A, 5.00%, 07/01/24	810	829,894
Series A, 5.00%, 06/01/26 (GTD)	3,725	3,973,556
Series A, 5.00%, 07/01/26	3,185	3,403,606
Series A, 5.00%, 06/01/27	10,505	11,452,055
Series B, 5.00%, 06/01/24	6,690	6,850,090
Series B, 5.00%, 06/01/25	10,000	10,441,523
Series B, 5.00%, 06/01/26	425	453,359

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series C, 5.00%, 06/01/23	$215	$216,013
Series C, 5.00%, 06/01/24	8,763	8,972,696
Series C, 5.00%, 06/01/25	2,845	2,970,613
Series C, 5.00%, 06/01/26	15,350	16,374,250
Series F, 5.00%, 06/01/26 (Call 06/01/25)	4,035	4,227,516
Series G, 5.00%, 06/01/25	1,000	1,044,152
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	700	704,032
Series A, 5.00%, 07/01/24	2,005	2,051,868

		176,452,298

Georgia — 3.0%
Cherokee County Board of Education GO, 5.00%, 08/01/25 (Call 08/01/24) (SAW)	3,245	3,334,233
City of Atlanta GA, 5.00%, 12/01/27	990	1,086,604
City of Atlanta GA Airport Passenger Facility Charge RB
5.00%, 01/01/28 (Call 01/01/24)	4,000	4,060,602
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,260	2,294,690
Series F, 5.00%, 07/01/23	740	744,532
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/25	2,200	2,290,171
City of Atlanta GA GO, 5.00%, 12/01/23	1,000	1,014,054
City of Atlanta GA GOL
5.00%, 12/01/27 (PR 12/01/24)	4,750	4,899,119
5.00%, 12/01/32 (PR 12/01/24)	5,000	5,156,968
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	30	30,371
5.75%, 11/01/26 (AGM)	2,305	2,532,356
Series B, 5.00%, 11/01/25	1,000	1,050,570
Columbia County School District GO, 5.00%, 10/01/26 (SAW)	60	64,254
County of Forsyth GA GO, 5.00%, 09/01/25	10,110	10,609,336
Forsyth County Water & Sewerage Authority RB, 5.00%, 04/01/41 (PR 04/01/25)	7,750	8,052,486
Georgia Ports Authority RB
5.00%, 07/01/25	2,550	2,663,286
5.00%, 07/01/26	2,235	2,381,069
5.00%, 07/01/27	2,095	2,279,123
Georgia State Road & Tollway Authority RB
5.00%, 06/01/23	3,000	3,013,608
5.00%, 06/01/24	2,200	2,250,742
5.00%, 06/01/25	4,890	5,087,494
5.00%, 06/01/26	4,785	5,081,345
Gwinnett County School District GO
5.00%, 02/01/25	4,050	4,197,936
5.00%, 08/01/25	205	214,731
5.00%, 02/01/26 (Call 02/01/25)	2,500	2,597,456
5.00%, 02/01/27 (Call 02/01/25)	1,000	1,040,367
5.00%, 08/01/27	245	268,072
Series B, 5.00%, 08/01/26	7,125	7,627,778
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/23	11,335	11,376,041
4.00%, 08/01/24	13,405	13,575,935
4.00%, 08/01/25	1,000	1,023,165
5.00%, 08/01/23	450	453,463
5.00%, 08/01/27	3,165	3,463,051
Henry County School District GO, 5.00%, 08/01/26 (SAW)	125	133,400
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/23	7,500	7,483,688
Series A, 4.00%, 07/01/25	1,880	1,921,528
Series A, 5.25%, 07/01/27 (NPFGC)	1,470	1,617,220

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 01/01/26 (Call 01/01/25)	$250	$256,478
Private Colleges & Universities Authority RB
5.00%, 04/01/44 (PR 04/01/24)	18,370	18,717,329
Series B, 5.00%, 09/01/25	15,170	15,930,468
State of Georgia GO
4.00%, 07/01/25	40	40,911
5.00%, 07/01/23	10,105	10,167,223
5.00%, 07/01/24	12,660	12,975,935
5.00%, 07/01/25	4,750	4,966,483
5.00%, 07/01/26	5	5,343
5.00%, 07/01/27	21,185	23,137,255
Series A, 5.00%, 07/01/23	6,110	6,147,623
Series A, 5.00%, 07/01/25	4,885	5,107,635
Series A, 5.00%, 08/01/25	10,075	10,553,253
Series A, 5.00%, 07/01/26	3,160	3,376,890
Series A, 5.00%, 08/01/26	11,215	12,006,391
Series A1, 5.00%, 02/01/25	105	108,835
Series A-1, 5.00%, 02/01/24	13,050	13,271,621
Series A-1, 5.00%, 08/01/24	1,755	1,801,717
Series A-1, 5.00%, 02/01/25	235	243,584
Series A-1, 5.00%, 02/01/26	495	524,256
Series A-1, 5.00%, 02/01/27	14,870	16,093,162
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	325	330,749
Series C1, 4.00%, 07/01/25	3,035	3,104,105
Series C-1, 5.00%, 07/01/24	1,915	1,962,790
Series E, 5.00%, 12/01/23	705	714,803
Series E, 5.00%, 12/01/24	25	25,832
Series E, 5.00%, 12/01/25	16,240	17,135,423
Series E, 5.00%, 12/01/26	5,375	5,795,876
Series F, 5.00%, 01/01/24	335	340,174
Series F, 5.00%, 01/01/26	675	713,547
Series F, 5.00%, 01/01/28 (Call 01/01/27)	3,800	4,118,431

		316,644,966

Hawaii — 0.9%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/26	1,045	1,080,590
4.00%, 07/01/27 (Call 07/01/25)	5,335	5,462,830
Series A, 5.00%, 07/01/24	305	312,370
City & County of Honolulu HI GO
5.00%, 03/01/26	450	477,500
5.00%, 07/01/26	1,870	1,995,279
Series B, 5.00%, 03/01/25	5,025	5,214,338
Series C, 4.00%, 07/01/26	850	880,686
Series C, 5.00%, 10/01/23	435	439,622
County of Maui HI GO, 5.00%, 09/01/26	1,300	1,389,792
Honolulu City & County Board of Water Supply RB, 4.00%, 07/01/34 (PR 07/01/24)	2,300	2,327,353
State of Hawaii GO
4.00%, 05/01/24	45	45,440
5.00%, 01/01/24	1,250	1,268,790
5.00%, 08/01/26 (PR 08/01/24)	10,000	10,264,798
Series EH, 5.00%, 08/01/25 (PR 08/01/23)	210	211,616
Series EH, 5.00%, 08/01/29 (PR 08/01/23)	10,000	10,076,962
Series EH, 5.00%, 08/01/31 (PR 08/01/23)	5,000	5,037,447
Series EO, 5.00%, 08/01/24	155	159,018
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,615,384
Series EP, 5.00%, 08/01/24	800	820,736
Series EY, 5.00%, 10/01/23	4,080	4,123,114

92	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series EY, 5.00%, 10/01/24	$6,095	$6,272,769
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	710	743,523
Series EZ, 5.00%, 10/01/25	3,605	3,780,698
Series FB, 5.00%, 04/01/23	9,665	9,678,920
Series FE, 5.00%, 10/01/24	150	154,375
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	4,695	5,017,970
Series FH, 5.00%, 10/01/23	640	646,763
Series FH, 5.00%, 10/01/24	1,330	1,368,791
Series FH, 5.00%, 10/01/25	50	52,437
Series FK, 5.00%, 05/01/23	190	190,560
Series FK, 5.00%, 05/01/25	80	83,179
Series FN, 5.00%, 10/01/25	10	10,487
Series FT, 5.00%, 01/01/24	6,045	6,135,867
Series FT, 5.00%, 01/01/25	585	604,309
Series FT, 5.00%, 01/01/26	5,425	5,719,669
Series FT, 5.00%, 01/01/27	2,145	2,305,054
Series Fw, 5.00%, 01/01/27	1,175	1,262,675
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/25	450	465,340

		98,697,051

Illinois — 2.5%
Chicago O’Hare International Airport RB
5.00%, 01/01/26	3,500	3,675,525
Series B, 5.00%, 01/01/24	1,770	1,795,002
Series B, 5.00%, 01/01/26 (Call 01/01/25)	870	897,072
Series D, 5.00%, 01/01/24	355	360,014
Series E, 5.00%, 01/01/26	510	535,576
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	13,255	13,846,889
Illinois Finance Authority RB
4.00%, 07/01/25	2,995	3,045,596
5.00%, 01/01/24	505	512,216
5.00%, 07/01/24	965	987,304
5.00%, 01/01/25	275	283,928
5.00%, 01/01/26	2,065	2,173,144
5.00%, 07/01/27 (Call 01/01/27)	175	188,236
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	50	50,801
5.00%, 01/01/25	5,595	5,789,779
5.00%, 01/01/26 (Call 01/01/24)	15	15,216
5.00%, 01/01/27	3,415	3,665,970
Series A, 5.00%, 01/01/25	1,585	1,640,179
Series B, 5.00%, 01/01/25	3,050	3,156,180
Series B, 5.00%, 01/01/26	1,560	1,636,937
Series B, 5.00%, 01/01/27	155	166,391
Series B, 5.00%, 01/01/27 (Call 07/01/26)	10	10,591
Series D, 5.00%, 01/01/24	6,015	6,111,374
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/25	480	506,075
Series A, 5.00%, 12/01/44 (PR 12/01/24)	27,110	28,007,851
Sales Tax Securitization Corp. RB
Series A, 5.00%, 01/01/25	515	530,329
Series A, 5.00%, 01/01/27	2,405	2,546,833
State of Illinois GO
5.00%, 03/01/23	1,400	1,400,000
5.00%, 08/01/23	325	326,451
5.00%, 02/01/24	8,400	8,482,852
5.00%, 05/01/24	3,000	3,037,432
5.00%, 02/01/25	2,025	2,065,861
5.00%, 02/01/26	6,000	6,183,407

Security	Par (000)	Value

Illinois (continued)
5.50%, 05/01/24	$2,745	$2,794,708
5.50%, 05/01/25	2,850	2,944,093
Series A, 5.00%, 03/01/23	1,000	1,000,000
Series A, 5.00%, 10/01/23	9,550	9,610,119
Series A, 5.00%, 12/01/23	1,400	1,411,281
Series A, 5.00%, 03/01/24	2,185	2,208,556
Series A, 5.00%, 11/01/24	6,045	6,151,586
Series A, 5.00%, 12/01/24	2,370	2,413,776
Series A, 5.00%, 03/01/25	1,905	1,945,100
Series A, 5.00%, 03/01/26	930	959,262
Series A, 5.25%, 05/01/23	1,000	1,002,108
Series B, 5.00%, 03/01/23	2,945	2,945,000
Series B, 5.00%, 03/01/24	1,750	1,768,867
Series B, 5.00%, 09/01/24	8,085	8,214,204
Series B, 5.00%, 03/01/25	5,250	5,359,683
Series B, 5.00%, 03/01/26	7,190	7,419,558
Series B, 5.00%, 03/01/27	4,245	4,421,805
Series B, 5.00%, 09/01/27	1,600	1,673,938
Series C, 4.00%, 03/01/24	5,340	5,345,830
Series D, 5.00%, 11/01/23	28,725	28,930,998
Series D, 5.00%, 11/01/24	13,105	13,336,069
Series D, 5.00%, 11/01/25	12,850	13,209,170
Series D, 5.00%, 11/01/26	12,000	12,457,813
Series D, 5.00%, 11/01/27	12,170	12,750,447
State of Illinois RB, 5.00%, 06/15/23	1,800	1,808,175
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/26	435	451,620

		256,164,777

Indiana — 0.7%
Indiana Finance Authority, 5.00%, 02/01/27	170	183,656
Indiana Finance Authority RB 5.00%, 02/01/24	1,485	1,510,084
5.00%, 02/01/25	1,060	1,099,320
5.00%, 02/01/26	75	79,368
5.00%, 02/01/27	2,280	2,459,635
5.00%, 02/01/27 (Call 02/01/25)	1,070	1,108,478
5.00%, 02/01/27 (Call 02/01/26)	150	158,478
5.00%, 10/01/27	1,210	1,320,107
5.00%, 02/01/29 (PR 02/01/26)	3,500	3,701,830
5.00%, 02/01/30 (PR 02/01/26)	3,930	4,156,626
5.00%, 02/01/31 (PR 02/01/25)	5,000	5,177,914
5.00%, 02/01/31 (PR 02/01/26)	3,645	3,855,191
5.00%, 08/01/35 (PR 08/01/26)	9,310	9,951,297
5.00%, 08/01/37 (PR 08/01/26)	2,045	2,185,865
5.00%, 08/01/38 (PR 08/01/26)	2,395	2,559,974
Series 2, 5.00%, 10/01/23	1,000	1,010,336
Series 3, 5.00%, 10/01/25	3,575	3,749,236
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,140	1,170,228
Series A, 5.00%, 02/01/26	10,010	10,592,981
Series B, 5.00%, 02/01/24	4,170	4,240,439
Series B, 5.00%, 02/01/25	2,200	2,281,608
Series B, 5.00%, 02/01/26	1,000	1,057,666
Series C, 5.00%, 12/01/23	715	724,677
Series C, 5.00%, 12/01/24	6,860	7,082,458
Series C, 5.00%, 12/01/25	995	1,047,167
Series C, 5.00%, 02/01/26	130	137,497
Series C, 5.00%, 06/01/27 (Call 12/01/26)	1,960	2,109,852
Series E, 5.00%, 02/01/26	185	195,774
Series E, 5.00%, 02/01/27 (Call 08/01/26)	50	53,360
Indiana University RB, 3.00%, 08/01/24	390	389,566

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Purdue University RB
5.00%, 07/01/24	$90	$92,116
Series EE, 5.00%, 07/01/26	100	106,732

		75,549,516

Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/24	700	718,536
5.00%, 08/01/25	3,170	3,312,937
5.00%, 08/01/26	1,235	1,320,070

		5,351,543

Kansas — 0.4%
Johnson County Unified School District No. 512 Shawnee Mission GO
4.00%, 10/01/35 (PR 10/01/25)	4,000	4,101,390
5.00%, 10/01/30 (PR 10/01/25)	2,000	2,100,015
5.00%, 10/01/31 (PR 10/01/25)	6,255	6,567,798
5.00%, 10/01/32 (PR 10/01/25)	4,605	4,835,285
5.00%, 10/01/34 (PR 10/01/25)	4,000	4,200,031
Series A, 4.00%, 10/01/23	3,000	3,015,281
Kansas Development Finance Authority RB, Series SRF, 5.00%, 05/01/24	5,000	5,107,286
State of Kansas Department of Transportation RB
5.00%, 09/01/25	875	916,064
5.00%, 09/01/26 (Call 09/01/25)	1,195	1,251,082
5.00%, 09/01/27 (Call 09/01/25)	6,030	6,312,992
Series A, 5.00%, 09/01/23	1,510	1,523,270
Series A, 5.00%, 09/01/24	180	184,802
Series A, 5.00%, 09/01/25 (Call 09/01/24)	350	359,958

		40,475,254

Kentucky — 0.2%
Kentucky Asset Liability Commission RB
5.00%, 09/01/23	275	277,281
5.25%, 09/01/24 (Call 09/01/23)	1,010	1,019,824
Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,240	2,290,517
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/26 (SAP)	5,190	5,535,883
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/26	2,000	2,119,612
Louisville and Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/25	5,000	5,202,784
Louisville/Jefferson County Metropolitan Government GO, Series A, 5.00%, 04/01/27	4,850	5,235,024

		21,680,925

Louisiana — 0.6%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,345	3,464,024
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33 (PR 10/01/24)	5,735	5,887,963
State of Louisiana Gasoline & Fuels Tax Revenue RB
4.00%, 05/01/41 (PR 05/01/25)	5,000	5,089,575
Series B, 5.00%, 05/01/25	750	778,843
State of Louisiana GO
4.00%, 05/15/30 (PR 05/15/23)	3,500	3,505,364
5.00%, 05/01/23	475	476,399
5.00%, 08/01/23	310	312,335
5.00%, 10/01/23	7,640	7,720,733
5.00%, 03/01/24	50	50,900
5.00%, 03/01/27	65	70,068

Security	Par (000)	Value

Louisiana (continued)
Series A, 5.00%, 04/01/24	$2,880	$2,936,302
Series A, 5.00%, 03/01/25	1,700	1,758,707
Series A, 5.00%, 04/01/25	150	155,425
Series A, 5.00%, 03/01/26	1,935	2,044,120
Series A, 5.00%, 09/01/26	60	64,021
Series B, 5.00%, 08/01/25	4,235	4,425,959
Series B, 5.00%, 08/01/26	1,770	1,887,169
Series C, 5.00%, 08/01/23	255	256,920
Series C, 5.00%, 08/01/24	90	92,333
Series C, 5.00%, 08/01/25 (Call 08/01/24)	1,110	1,139,082
Series D-1, 5.00%, 12/01/23	1,400	1,418,947
State of Louisiana RB
5.00%, 09/01/23	5,970	6,024,233
5.00%, 09/01/24	990	1,017,289
5.00%, 09/01/25	750	785,198
5.00%, 06/15/26 (PR 06/15/24)	1,000	1,022,626
5.00%, 09/01/26	1,035	1,105,422
Series A, 5.00%, 06/15/23	2,750	2,764,228
Series A, 5.00%, 06/15/30 (PR 06/15/23)	2,860	2,874,303

		59,128,488

Maine — 0.4%
Maine Turnpike Authority RB, 5.00%, 07/01/26	1,000	1,066,666
State of Maine GO
3.00%, 06/01/24	1,600	1,591,168
5.00%, 06/01/24	9,765	9,991,429
5.00%, 06/01/25	100	104,282
5.00%, 06/01/26	70	74,581
5.00%, 06/01/27	11,705	12,740,624
Series B, 5.00%, 06/01/25	2,465	2,570,555
Series D, 5.00%, 06/01/23	3,000	3,013,683
Series D, 5.00%, 06/01/25	10,000	10,428,215

		41,581,203

Maryland — 5.2%
City of Baltimore MD GO, 5.00%, 10/15/23	1,385	1,400,761
City of Baltimore MD RB
5.00%, 07/01/29 (PR 01/01/24)	1,330	1,350,870
5.00%, 07/01/30 (PR 01/01/24)	2,895	2,940,428
5.00%, 07/01/31 (PR 01/01/24)	3,865	3,925,649
5.00%, 07/01/38 (PR 01/01/24)	2,190	2,224,365
5.00%, 07/01/42 (PR 01/01/24)	1,525	1,548,930
5.00%, 07/01/43 (PR 01/01/24)	6,280	6,378,545
County of Anne Arundel MD, 5.00%, 04/01/27	1,760	1,910,308
County of Anne Arundel MD GOL
5.00%, 10/01/24	4,620	4,757,636
5.00%, 10/01/25	5,730	6,020,917
5.00%, 04/01/26	8,300	8,817,564
5.00%, 10/01/26	6,270	6,732,217
5.00%, 10/01/27	5,690	6,243,653
County of Baltimore MD GO
5.00%, 03/01/24	50	50,895
5.00%, 03/01/25	7,500	7,779,640
5.00%, 03/01/26	60	63,631
5.00%, 03/01/27	2,025	2,194,031
County of Frederick MD GO
5.00%, 10/01/24	1,110	1,143,068
Series A, 5.00%, 10/01/25	5,395	5,668,908
Series A, 5.00%, 10/01/26	3,050	3,274,843
County of Harford MD GO, Series B, 5.00%, 07/01/23	445	447,725
County of Howard MD, 5.00%, 02/15/27	1,200	1,298,918

94	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Howard MD GO
Series A, 5.00%, 02/15/25	$1,185	$1,229,259
Series A, 5.00%, 08/15/26	500	535,398
Series D, 5.00%, 02/15/26	265	280,762
County of Montgomery MD, 5.00%, 11/01/26 (PR 11/01/23)	13,350	13,514,338
County of Montgomery MD GO
4.00%, 11/01/26	10	10,400
4.00%, 11/01/27	90	94,697
4.00%, 11/01/32 (PR 11/01/24)	4,575	4,645,217
5.00%, 11/01/25	13,070	13,758,385
5.00%, 11/01/27	650	714,547
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	8,975,677
Series A, 5.00%, 11/01/23	3,000	3,036,534
Series A, 5.00%, 11/01/24	4,850	5,000,912
Series A, 5.00%, 08/01/25	12,335	12,914,659
Series A, 5.00%, 11/01/25 (PR 11/01/24)	235	242,390
Series A, 5.00%, 11/01/26	2,095	2,253,448
Series B, 4.00%, 11/01/24	8,000	8,120,180
Series B, 5.00%, 11/01/23	3,620	3,664,084
Series B, 5.00%, 11/01/24	2,805	2,892,280
Series B, 5.00%, 11/01/25 (Call 11/01/24)	825	852,113
Series C, 5.00%, 10/01/24	10,000	10,294,788
Series C, 5.00%, 10/01/25	1,515	1,591,918
Series C, 5.00%, 10/01/26	13,390	14,377,096
County of Prince George’s MD
GO 5.00%, 09/15/25	360	377,921
Series A, 5.00%, 09/15/24	1,025	1,054,645
County of Prince George’s MD GOL
4.00%, 09/01/25 (Call 09/01/24)	65	65,817
5.00%, 07/01/23	3,250	3,269,905
5.00%, 07/15/24	2,000	2,051,192
5.00%, 07/15/25	3,455	3,613,907
5.00%, 07/15/27	8,500	9,284,002
Series A, 5.00%, 07/01/25	17,250	18,028,239
Series A, 5.00%, 07/15/26	2,475	2,645,463
Series B, 5.00%, 07/15/25	175	183,049
Maryland Stadium Authority RB, 5.00%, 05/01/46 (PR 05/01/26) (ST INTERCEPT)	10,000	10,632,761
State of Maryland Department of Transportation RB
4.00%, 09/01/23	2,000	2,008,280
4.00%, 09/01/25	3,370	3,451,779
4.00%, 11/01/25 (Call 11/01/24)	910	925,245
4.00%, 09/01/26	2,610	2,704,080
4.00%, 12/15/27 (Call 12/15/23)	250	252,335
5.00%, 09/01/23	25	25,226
5.00%, 10/01/23	4,085	4,127,931
5.00%, 12/15/23	195	197,760
5.00%, 09/01/24	470	482,330
5.00%, 10/01/24	6,740	6,927,117
5.00%, 09/01/25	4,755	4,985,169
5.00%, 10/01/25	6,405	6,726,928
5.00%, 12/01/25	2,690	2,835,402
5.00%, 10/01/26	345	370,068
5.00%, 10/01/27 (Call 10/01/26)	10,480	11,258,061
Series A, 5.00%, 10/01/26	9,420	10,104,462
Series B, 5.00%, 12/01/23	10,000	10,134,596
Series B, 5.00%, 12/01/24	5,185	5,345,096
State of Maryland GO 3.00%, 08/01/27	1,300	1,306,361

Security	Par (000)	Value

Maryland (continued)
4.00%, 06/01/27 (Call 06/01/24)	$45	$45,580
5.00%, 08/01/27	545	595,848
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,180	1,191,799
First Series, 5.00%, 06/01/23	8,215	8,252,468
First Series, 5.00%, 06/01/24	6,100	6,244,462
First Series, 5.00%, 03/15/26	2,000	2,122,761
First Series, 5.00%, 06/01/26 (Call 06/01/24)	475	487,151
First Series, 5.00%, 03/15/27	135	146,391
Second Series, 5.00%, 08/01/27	1,245	1,361,158
Second Series A, 5.00%, 08/01/26	10,075	10,779,162
Second Series B, 5.00%, 08/01/25	3,210	3,360,847
Series A, 5.00%, 03/01/23	5,585	5,585,000
Series A, 5.00%, 03/15/23	245	245,175
Series A, 5.00%, 08/01/23	10,050	10,127,346
Series A, 5.00%, 03/15/24	1,865	1,900,690
Series A, 5.00%, 03/15/25	11,065	11,486,597
Series A, 5.00%, 08/01/25	455	476,382
Series A, 5.00%, 03/01/26 (PR 03/01/23)	45	45,000
Series A, 5.00%, 08/01/26	1,305	1,396,209
Series A, 5.00%, 03/01/27	1,000	1,083,472
Series A, 5.00%, 03/15/27	145	157,235
Series A, 5.00%, 08/01/27	10,445	11,419,515
Series B, 4.00%, 08/01/23	5,350	5,369,371
Series B, 4.00%, 08/01/25	125	127,808
Series B, 5.00%, 08/01/25	21,105	22,096,787
Series B, 5.00%, 08/01/26	11,860	12,688,919
Series C, 3.00%, 08/01/26	19,185	19,199,084
Series C, 5.00%, 08/01/23	13,130	13,231,050
Series C, 5.00%, 08/01/24	10,015	10,280,194
Washington Suburban Sanitary Commission RB
4.00%, 06/01/37 (PR 06/01/24) (GTD)	5,360	5,419,249
4.00%, 06/01/41 (PR 06/01/24) (GTD)	1,000	1,011,054
4.00%, 06/01/42 (PR 06/01/24) (GTD)	2,000	2,022,108
4.00%, 06/01/43 (PR 06/01/24) (GTD)	8,020	8,112,595
4.00%, 06/01/44 (PR 06/01/24) (GTD)	11,100	11,226,719
5.00%, 06/01/23 (GTD)	1,055	1,060,207
5.00%, 06/01/24	100	102,319
5.00%, 06/01/24 (GTD)	175	179,058
5.00%, 06/15/24 (GTD)	150	153,593
5.00%, 12/01/24 (GTD)	5,255	5,429,040
5.00%, 06/01/25 (GTD)	6,455	6,737,138
5.00%, 06/15/25 (GTD)	2,500	2,611,465
5.00%, 12/01/25 (GTD)	2,055	2,168,306
5.00%, 06/01/26	6,475	6,902,904
5.00%, 06/01/26 (GTD)	9,535	10,165,126
5.00%, 06/01/27 (GTD)	10,045	10,942,164
5.00%, 12/01/27 (GTD)	120	132,158

		546,426,375

Massachusetts — 4.8%
Boston Water & Sewer Commission RB
3.50%, 11/01/30 (PR 11/01/24)	4,750	4,788,521
3.50%, 11/01/31 (PR 11/01/24)	4,000	4,032,439
3.50%, 11/01/32 (PR 11/01/24)	5,000	5,040,548
3.75%, 11/01/33 (PR 11/01/24)	5,000	5,060,680
3.75%, 11/01/34 (PR 11/01/24)	5,000	5,060,680
3.75%, 11/01/35 (PR 11/01/24)	5,000	5,060,680
City of Boston MA GO
5.00%, 11/01/23	5,000	5,061,550
5.00%, 04/01/24	85	86,698
5.00%, 03/01/25	25	25,962

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 04/01/26	$10	$10,633
5.00%, 11/01/27	1,000	1,100,684
Series A, 5.00%, 11/01/24	5,000	5,157,224
Series A, 5.00%, 11/01/25	14,320	15,085,514
Series A, 5.00%, 04/01/26 (Call 04/01/25)	4,000	4,172,466
Series A, 5.00%, 11/01/26	21,645	23,305,516
SERIES D, 5.00%, 03/01/26	200	212,281
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,050	3,066,742
Commonwealth of Massachusetts GO, Series A, 5.00%, 01/01/25	6,025	6,234,748
Commonwealth of Massachusetts GOL
3.00%, 12/01/23	2,000	1,998,380
4.00%, 07/01/26	175	181,205
5.00%, 09/01/24	10	10,282
5.00%, 09/01/26 (Call 09/01/25)	4,450	4,683,606
5.00%, 07/01/27	8,100	8,829,140
5.00%, 09/01/27	10	10,940
Series A, 5.00%, 07/01/23	2,355	2,369,892
Series A, 5.00%, 01/01/24	7,715	7,833,516
Series A, 5.00%, 07/01/24	215	220,337
Series A, 5.00%, 03/01/25	9,055	9,401,538
Series A, 5.00%, 07/01/25	8,125	8,495,300
Series A, 5.00%, 01/01/26	1,030	1,088,819
Series A, 5.00%, 03/01/26	3,060	3,247,001
Series A, 5.00%, 07/01/26	6,600	7,052,999
Series A, VRDN, 5.00%, 06/01/44 (Put 06/01/23)(a)	905	908,721
Series B, 5.00%, 07/01/23	3,990	4,015,232
Series B, 5.00%, 08/01/23	535	539,250
Series B, 5.00%, 11/01/23	2,700	2,733,237
Series B, 5.00%, 07/01/24	6,800	6,968,801
Series B, 5.00%, 11/01/24	10,775	11,113,819
Series B, 5.00%, 07/01/25	3,215	3,361,525
Series B, 5.00%, 11/01/25	2,055	2,164,315
Series B, 5.00%, 07/01/26	2,925	3,125,761
Series B, 5.00%, 07/01/27	3,800	4,142,066
Series B, 5.25%, 08/01/23	700	706,274
Series B, 5.25%, 09/01/23 (AGM)	400	404,321
Series B, 5.25%, 09/01/24 (AGM)	9,520	9,822,616
Series B, 5.25%, 09/01/25 (AGM)	1,110	1,171,458
Series C, 5.00%, 04/01/23	175	175,279
Series C, 5.00%, 07/01/23 (Call 03/31/23)	1,535	1,537,337
Series C, 5.00%, 08/01/24	920	944,361
Series C, 5.00%, 10/01/24	220	226,554
Series C, 5.00%, 08/01/25	1,960	2,053,040
Series C, 5.00%, 10/01/25	6,945	7,301,139
Series C, 5.00%, 05/01/26	8,800	9,370,556
Series C, 5.00%, 05/01/27	110	119,473
Series C, 5.00%, 10/01/27	125	136,994
Series C, 5.50%, 12/01/23 (AMBAC)	290	295,072
Series D, 5.00%, 07/01/23	385	387,435
Series D, 5.00%, 04/01/25	2,015	2,095,714
Series D, 5.00%, 07/01/27	2,390	2,605,141
Series E, 3.00%, 12/01/25	385	383,521
Series E, 3.00%, 12/01/26	500	499,392
Series E, 5.00%, 11/01/23	4,660	4,717,365
Series E, 5.00%, 11/01/24	1,060	1,093,332
Series E, 5.00%, 11/01/25	1,850	1,948,410
Series E, 5.00%, 11/01/25 (AMBAC)	440	463,406

Security	Par (000)	Value

Massachusetts (continued)
Series E, 5.00%, 11/01/26	$2,225	$2,394,888
Series G, 5.00%, 09/01/25	50	52,470
Series H, 5.00%, 12/01/23	10,030	10,168,725
Series H, 5.00%, 12/01/24	2,295	2,371,008
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 5.00%, 06/01/23	1,760	1,767,852
Series A, 5.00%, 06/01/25	4,225	4,408,731
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	7,950	8,146,301
Series A, 5.00%, 07/01/25	8,055	8,418,404
Series A, 5.00%, 07/01/26	6,070	6,482,633
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/27 (PR 07/01/25)	1,285	1,342,087
5.25%, 07/01/23	2,420	2,436,227
Series A, 5.00%, 07/01/23	4,610	4,637,163
Series A-1, 5.00%, 07/01/24	1,375	1,407,142
Massachusetts Clean Water Trust (The) RB
5.00%, 02/01/24	190	193,209
5.00%, 08/01/24	645	662,079
5.00%, 08/01/25	14,810	15,519,841
5.00%, 02/01/27	8,165	8,836,629
5.00%, 02/01/28	3,075	3,402,123
Series 2017, 5.00%, 08/01/24	245	251,488
Massachusetts Development Finance Agency RB
5.00%, 07/15/24	20	20,531
Series A, 5.00%, 10/15/25	11,435	12,022,766
Series A, 5.00%, 10/15/26	12,945	13,934,001
Series U, 5.00%, 07/01/25	1,405	1,468,387
Massachusetts School Building Authority RB
5.00%, 11/15/24	2,005	2,067,931
Series A, 5.00%, 05/15/38 (PR 05/15/23)	16,720	16,779,475
Series A, 5.00%, 11/15/41 (PR 11/15/25)	4,750	4,999,878
Series A, 5.00%, 05/15/43 (PR 05/15/23)	2,515	2,524,389
Series A, 5.00%, 11/15/45 (PR 11/15/25)	12,960	13,641,771
Series A, 5.00%, 02/15/49 (PR 02/15/26)	15,350	16,246,646
Series C, 5.00%, 08/15/24	740	759,642
Series C, 5.00%, 08/15/25	265	277,497
Series D, 4.75%, 08/15/32 (PR 08/15/25)	2,285	2,373,511
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/38 (PR 05/01/25) (HERBIP)	5,000	5,204,007
Series A, 5.00%, 05/01/41 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	2,960	3,080,772
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	3,935	4,017,619
Series D, 5.00%, 05/01/41 (PR 05/01/25) (ST INTERCEPT)	4,515	4,699,218
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.00%, 01/01/27	9,895	10,577,745
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/24	10	10,149
5.00%, 01/01/27	4,970	5,359,558
Massachusetts Water Resources Authority
5.00%, 08/01/24	55	56,441
5.00%, 08/01/24 (ETM)	115	117,965
5.00%, 08/01/26	255	272,822
5.00%, 08/01/26 (ETM)	745	795,066
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (ETM)	105	107,780

96	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 08/01/25	$1,160	$1,214,512
5.00%, 08/01/31 (PR 08/01/24)	2,195	2,253,123
5.00%, 08/01/37 (PR 08/01/26)	1,250	1,336,103
Series B, 5.00%, 08/01/23	1,625	1,637,372
Series B, 5.00%, 08/01/24	3,280	3,365,936
Series B, 5.00%, 08/01/40 (PR 08/01/26)	5,080	5,429,924
Series B, 5.25%, 08/01/25 (AGM)	825	869,328
Series C, 5.00%, 08/01/23	235	236,789
Series C, 5.00%, 08/01/23 (ETM)	25	25,182
Series C, 5.00%, 08/01/24	1,440	1,477,728
Series C, 5.00%, 08/01/34 (PR 08/01/26)	10,000	10,688,826
Series C, VRDN, 5.00%, 08/01/40 (PR 08/01/26)	16,040	17,144,877
Series F, 4.00%, 08/01/41 (PR 08/01/24)	6,950	7,038,624
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,000	2,062,890
Series 2021-1, 5.00%, 11/01/23	4,195	4,243,871
Series 2021-1, 5.00%, 11/01/24	175	180,215

		499,037,305

Michigan — 0.9%
Chippewa Valley Schools GO, Series A, 5.00%, 05/01/25 (Q-SBLF)	395	410,948
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/26	640	681,828
Livonia Public Schools GO, Series I, 5.00%, 05/01/43 (PR 05/01/23)	16,910	16,958,107
Michigan Finance Authority RB
5.00%, 07/01/26 (Call 07/01/24) (AGM)	7,410	7,554,059
5.00%, 07/01/27 (Call 07/01/24) (NPFGC)	2,000	2,041,763
5.00%, 10/01/27 (Call 10/01/26)	10,125	10,832,171
Series B, 5.00%, 10/01/23	3,500	3,535,167
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,643,197
Series C-3, 5.00%, 07/01/25 (Call 07/01/24) (AGM)	335	341,688
Michigan State Building Authority RB
5.00%, 10/15/27	700	763,683
Series I, 5.00%, 04/15/23	1,435	1,437,932
Series I, 5.00%, 04/15/24	560	570,860
Series I, 5.00%, 04/15/25	1,000	1,038,609
Series I, 5.00%, 04/15/26	1,155	1,223,420
Michigan State University RB, 5.00%, 08/15/26	2,455	2,625,464
State of Michigan RB
5.00%, 03/15/23	500	500,287
5.00%, 03/15/24	3,840	3,904,433
5.00%, 03/15/25	1,555	1,608,642
5.00%, 03/15/26	8,270	8,743,037
5.00%, 03/15/27	7,160	7,724,369
State of Michigan Trunk Line Revenue RB
Series A, 5.00%, 11/15/23	800	810,024
Series A, 5.00%, 11/15/24	1,000	1,031,892
University of Michigan RB
Series A, 5.00%, 04/01/23	125	125,183
Series A, 5.00%, 04/01/23 (ETM)	215	215,299
Series A, 5.00%, 04/01/24	940	958,678
Series A, 5.00%, 04/01/25	3,500	3,638,043
Series A, 5.00%, 04/01/26	5,285	5,612,952
Series A, 5.00%, 04/01/42 (PR 04/01/27)	5,100	5,529,401
Series B, VRDN, 3.36%, 04/01/28 (Put 03/07/23)(a)	3,900	3,900,000
Series C, VRDN, 4.00%, 04/01/49 (Call 01/01/24)(a)	1,000	1,002,742

		96,963,878

Security	Par (000)	Value

Minnesota — 2.6%
City of Minneapolis MN GO
3.00%, 12/01/23	$480	$478,895
3.00%, 12/01/24	45	44,802
3.00%, 12/01/27 (Call 12/01/24)	25	24,977
4.00%, 12/01/24	1,665	1,688,057
4.00%, 12/01/26	2,235	2,326,969
County of Hennepin MN GO
5.00%, 12/01/25	6,390	6,742,325
5.00%, 12/15/27	70	77,093
Series B, 5.00%, 12/15/26	1,660	1,791,511
Series C, 5.00%, 12/15/26	5,365	5,790,035
Metropolitan Council GO
5.00%, 03/01/25	1,815	1,884,460
5.00%, 12/01/26	2,645	2,852,110
Series B, 5.00%, 12/01/23	4,590	4,654,508
Series B, 5.00%, 12/01/24	24,940	25,778,912
Series B, 5.00%, 12/01/25	5,180	5,465,609
Series C, 5.00%, 03/01/26	200	212,222
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,060	3,104,484
Minnesota Public Facilities Authority RB
5.00%, 03/01/24	7,500	7,638,750
5.00%, 03/01/26	1,900	2,014,989
Series A, 5.00%, 03/01/23	3,685	3,685,000
State of Minnesota GO
3.00%, 08/01/24	30	30,008
4.00%, 08/01/27 (Call 08/01/26)	3,835	3,968,475
5.00%, 08/01/23	5,100	5,141,149
5.00%, 08/01/24	10,210	10,493,225
5.00%, 09/01/24	8,585	8,838,166
5.00%, 08/01/26	1,080	1,155,121
5.00%, 08/01/27	7,535	8,234,733
5.00%, 09/01/27	75	82,116
5.00%, 10/01/27	2,105	2,308,871
Series A, 5.00%, 08/01/23	1,650	1,663,313
Series A, 5.00%, 08/01/24	3,010	3,093,497
Series A, 5.00%, 08/01/25	8,865	9,279,483
Series A, 5.00%, 09/01/25	10,000	10,486,517
Series A, 5.00%, 10/01/25	330	346,670
Series A, 5.00%, 08/01/26	3,170	3,390,491
Series A, 5.00%, 09/01/26	14,130	15,140,004
Series A, 5.00%, 08/01/27	25	27,322
Series B, 5.00%, 08/01/23	395	398,187
Series B, 5.00%, 09/01/24	5,000	5,147,446
Series B, 5.00%, 08/01/25	55	57,572
Series B, 5.00%, 09/01/25	5,000	5,243,258
Series D, 5.00%, 08/01/23	6,255	6,305,468
Series D, 5.00%, 08/01/24	9,330	9,588,814
Series D, 5.00%, 10/01/24	1,630	1,680,855
Series D, 5.00%, 08/01/25	4,350	4,553,384
Series D, 5.00%, 08/01/26	4,640	4,962,737
Series D, 5.00%, 10/01/26	150	161,005
Series D, 5.00%, 08/01/27 (Call 08/01/26)	25	26,638
Series E, 3.00%, 08/01/24	5,040	5,041,311
Series F, 5.00%, 10/01/23	8,625	8,722,619
State of Minnesota RB
5.00%, 03/01/25	25,000	25,907,540
5.00%, 03/01/26	20,000	21,180,880
University of Minnesota RB
5.00%, 08/01/25	55	57,585

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
5.00%, 10/01/27	$20	$21,892
Series B, 5.00%, 12/01/25	6,365	6,707,324
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	5,710	5,797,715

		271,497,099

Mississippi — 0.2%
State of Mississippi GO
5.00%, 11/01/32 (PR 11/01/26)	3,100	3,331,100
5.00%, 10/01/33 (PR 10/01/27)	4,000	4,383,792
Series A, 5.00%, 10/01/26	80	85,813
Series A, 5.00%, 10/01/27	230	251,550
Series A, 5.00%, 10/01/32 (PR 10/01/27)	6,600	7,233,258
Series A, 5.00%, 10/01/34 (PR 10/01/27)	3,000	3,287,844
Series B, 5.00%, 09/01/23	1,275	1,286,835
Series B, 5.00%, 12/01/35 (PR 12/01/26)	1,000	1,076,455
Series B, 5.00%, 11/01/36 (PR 11/01/26)	2,020	2,170,587
Series C, 5.00%, 10/01/24	550	566,385
Series C, 5.00%, 10/01/26 (Call 10/01/25)	155	163,230

		23,836,849

Missouri — 1.4%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/25	10,000	10,450,906
Metropolitan St Louis Sewer District RB
5.00%, 05/01/29 (PR 05/01/25)	1,300	1,353,042
Series A, 5.00%, 05/01/25	525	545,861
Series A, 5.00%, 05/01/26	3,705	3,941,748
Missouri Highway & Transportation Commission RB
5.00%, 11/01/23	12,000	12,147,720
5.00%, 05/01/25	16,465	17,119,242
5.00%, 11/01/25	4,775	5,016,470
5.00%, 05/01/26	15,000	15,949,140
5.00%, 11/01/26	5,145	5,528,550
5.00%, 05/01/27	15,000	16,291,771
Series A, 5.00%, 05/01/23	1,755	1,760,285
Series A, 5.00%, 05/01/24	9,905	10,118,676
Series A, 5.00%, 05/01/26	12,710	13,514,238
Series A, 5.00%, 05/01/26 (Call 05/01/24)	1,575	1,607,343
Series B, 5.00%, 05/01/23	660	661,987
Series S, 5.00%, 05/01/23	395	396,189
Missouri State Board of Public Buildings GO, 5.00%, 10/01/27	4,075	4,453,138
Missouri State Board of Public Buildings RB, Series B, 5.00%, 10/01/24	15,000	15,437,496
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 01/01/24	540	548,295
Park Hill School District of Platte County GO, 3.38%, 03/01/37 (PR 03/01/26) (ST AID DIR DEP)	11,400	11,541,951

		148,384,048

Nebraska — 0.3%
City of Omaha NE Sewer Revenue RB, Series A, 4.00%, 04/01/23	1,685	1,686,118
Douglas County School District No. 17/NE GO
4.00%, 06/15/32 (PR 06/15/25)	1,965	2,007,038
4.00%, 06/15/33 (PR 06/15/25)	2,010	2,053,001
4.00%, 06/15/34 (PR 06/15/25)	2,050	2,093,857
4.00%, 06/15/35 (PR 06/15/25)	7,000	7,149,755
Nebraska Public Power District RB
5.00%, 01/01/27	785	840,631
Series C, 5.00%, 01/01/24	6,695	6,785,711

Security	Par (000)	Value

Nebraska (continued)
Omaha Public Power District RB
5.00%, 02/01/27 (Call 02/01/26)	$1,110	$1,175,284
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,405	3,495,164

		27,286,559

Nevada — 1.4%
Clark County School District GOL
5.00%, 06/15/25	6,875	7,153,667
5.00%, 06/15/27	5,245	5,689,611
Series A, 5.00%, 06/15/23	735	738,570
Series A, 5.00%, 06/15/23	3,335	3,351,198
Series A, 5.00%, 06/15/24	770	786,974
Series B, 5.00%, 06/15/23	1,590	1,597,723
Series B, 5.00%, 06/15/26	7,835	8,319,247
Series D, 5.00%, 06/15/23	9,595	9,641,602
Series D, 5.00%, 06/15/24	200	204,409
County of Clark Department of Aviation RB
5.00%, 07/01/23	1,775	1,784,987
5.00%, 07/01/24	1,615	1,651,902
5.00%, 07/01/26	2,055	2,182,588
Series A, 5.00%, 07/01/23	4,505	4,530,348
County of Clark NV GOL
5.00%, 06/01/23	5,810	5,836,499
5.00%, 11/01/37 (PR 11/01/23)	5,000	5,059,899
5.00%, 11/01/38 (PR 11/01/23)	3,520	3,562,169
Series A, 5.00%, 06/01/24	150	153,460
Series A, 5.00%, 11/01/24	1,030	1,062,219
Series B, 5.00%, 11/01/27 (Call 11/01/26)	15,030	16,128,782
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	1,645	1,654,256
County of Clark NV RB
5.00%, 07/01/23	1,470	1,478,418
5.00%, 07/01/26	1,465	1,558,349
County of Washoe NV GOL
5.00%, 07/01/26	5,045	5,371,416
5.00%, 07/01/27	1,535	1,668,600
Las Vegas Valley Water District GOL
5.00%, 06/01/24	3,750	3,834,638
5.00%, 06/01/25	2,050	2,137,330
Series A, 5.00%, 06/01/25	13,270	13,835,300
Series A, 5.00%, 06/01/26	9,825	10,455,433
Series B, 5.00%, 06/01/24	3,000	3,067,711
Series C, 5.00%, 06/01/23	7,895	7,930,023
Series C, 5.00%, 06/01/25	8,705	9,075,832
State of Nevada GOL
5.00%, 11/01/23	3,000	3,035,940
5.00%, 05/01/26	120	127,593
Series B, 5.00%, 11/01/25 (Call 05/01/25)	50	52,051
Series B, 5.00%, 11/01/26 (Call 05/01/25)	295	307,099
Series D, 5.00%, 04/01/24	2,015	2,054,176
Series D, 5.00%, 04/01/25	135	140,269
Series D, 5.00%, 04/01/27 (Call 04/01/25)	155	161,145
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	2,715	2,802,574
5.00%, 12/01/25	265	279,252

		150,463,259

98	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire — 0.1%
State of New Hampshire GO
Series C, 5.00%, 12/01/25	$2,810	$2,964,935
Series D, 5.00%, 12/01/24	10,000	10,331,189

		13,296,124

New Jersey — 4.3%
County of Monmouth NJ GO
5.00%, 01/15/25	7,275	7,534,085
5.00%, 01/15/26	7,125	7,538,539
5.00%, 01/15/28	4,620	5,113,074
Series B, 5.00%, 01/15/26	4,000	4,232,162
Monmouth County Improvement Authority (The) RB, Series B, 5.00%, 12/01/24 (GTD)	1,500	1,550,715
New Jersey Economic Development Authority
5.00%, 11/01/27	1,235	1,322,379
5.25%, 06/15/27 (Call 06/15/25)	1,065	1,108,351
5.25%, 06/15/27 (PR 06/15/25)	1,235	1,291,081
5.50%, 06/15/32 (PR 12/15/26)	5,000	5,447,021
New Jersey Economic Development Authority RB
5.00%, 06/15/23	650	652,690
5.00%, 06/15/26	3,555	3,728,106
5.00%, 03/01/27 (Call 03/01/23)	5,000	5,000,000
5.00%, 06/15/31 (PR 06/15/27)	1,500	1,630,067
5.00%, 06/15/32 (PR 06/15/27)	1,000	1,086,711
Series B, 5.00%, 11/01/23 (SAP)	14,490	14,629,223
Series B, 5.00%, 11/01/25	5,700	5,909,705
Series B, 5.00%, 11/01/26 (SAP)	2,750	2,901,995
Series BBB, 5.50%, 06/15/30 (PR 12/15/26)	13,145	14,320,218
Series D, 5.00%, 06/15/25	1,000	1,030,488
Series II, 5.00%, 03/01/23	500	500,000
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,850	6,009,602
Series N-1, 5.50%, 09/01/25 (AGM)	3,475	3,638,593
Series NN, 5.00%, 03/01/23	2,580	2,580,000
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	2,875	2,876,981
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	9,160	9,165,670
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	1,195	1,195,929
Series NN, 5.00%, 03/01/28 (PR 03/01/23)	5,030	5,030,000
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,500	1,568,114
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	715	727,927
Series XX, 5.00%, 06/15/23 (SAP)	1,740	1,747,200
Series XX, 5.00%, 06/15/25	3,000	3,091,464
New Jersey Educational Facilities Authority RB
5.00%, 07/01/25	1,640	1,713,612
5.00%, 07/01/26	2,000	2,137,272
5.00%, 03/01/27	18,885	20,521,011
Series A, 5.00%, 07/01/25	4,565	4,769,902
Series B, 5.00%, 07/01/23	235	236,455
Series B, 5.00%, 07/01/25	2,270	2,371,890
Series B, 5.00%, 07/01/26	355	379,366
Series C, 5.00%, 03/01/24	450	458,369
Series C, 5.00%, 03/01/26	6,770	7,183,725
New Jersey Transportation Trust Fund Authority RB
0.00%, 12/15/27 (BHAC-CR MBIA)(b)	15,375	13,172,667
5.00%, 12/15/24	12,235	12,521,146
5.00%, 12/15/25	6,130	6,368,496
Series A, 0.00%, 12/15/23(b)	2,525	2,451,060
Series A, 0.00%, 12/15/26(b)	765	664,375
Series A, 5.00%, 06/15/23	20,425	20,518,324
Series A, 5.00%, 12/15/23	1,155	1,168,108
Series A, 5.00%, 06/15/24	13,080	13,351,724
Series A, 5.00%, 06/15/25	4,120	4,245,611

Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 06/15/26	$1,055	$1,106,372
Series A, 5.00%, 12/15/26	2,080	2,197,205
Series A, 5.00%, 12/15/27	3,500	3,773,099
Series A, 5.50%, 12/15/23	9,185	9,324,493
Series A, 5.75%, 06/15/23 (NPFGC)	2,000	2,012,493
Series A-1, 5.00%, 06/15/24	4,645	4,737,373
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	1,320	1,384,561
Series AA, 5.00%, 06/15/23	2,235	2,244,248
Series AA, 5.00%, 06/15/24	15,000	15,254,677
Series AA, 5.00%, 06/15/26 (Call 06/15/23)	480	482,100
Series B, 5.00%, 06/15/27	2,580	2,759,986
Series B, 5.25%, 12/15/23 (AMBAC)	7,015	7,108,076
Series C, 0.00%, 12/15/24 (AMBAC)(b)	1,175	1,099,124
Series C, 0.00%, 12/15/25 (AMBAC)(b)	17,240	15,561,855
Series C, 0.00%, 12/15/26 (AMBAC)(b)	975	849,275
Series D, 5.00%, 12/15/23	2,345	2,371,613
Series D, 5.00%, 12/15/24	475	486,109
Series D, 5.25%, 12/15/23	6,070	6,150,537
New Jersey Turnpike Authority RB
5.00%, 01/01/27	2,950	3,170,120
Series C, 5.00%, 01/01/25	3,160	3,266,011
Series C-2, 5.50%, 01/01/25 (AMBAC)	3,540	3,690,651
State of New Jersey GO
2.00%, 06/01/24	4,810	4,703,350
4.00%, 06/01/27 (Call 06/01/23)	3,000	3,006,673
5.00%, 06/01/26 (Call 06/01/25)	395	411,998
5.00%, 06/01/32 (PR 06/01/25)	2,355	2,452,716
Series A, 4.00%, 06/01/23	30,245	30,299,562
Series A, 5.00%, 06/01/24	8,140	8,315,686
Series A, 5.00%, 06/01/25	24,975	25,994,712
Series A, 5.00%, 06/01/26	33,640	35,744,848
Series A, 5.00%, 06/01/27	11,790	12,778,996
Series T, 5.00%, 06/01/23	25	25,106

		451,154,828

New Mexico — 0.8%
New Mexico Finance Authority RB
5.00%, 06/01/23	720	723,266
5.00%, 06/15/26	2,745	2,925,785
5.00%, 06/15/27 (Call 06/15/24)	5,245	5,368,625
Series A, 5.00%, 06/15/23	5,870	5,900,191
Series A, 5.00%, 06/15/24	6,730	6,882,930
Series A, 5.00%, 06/15/25	2,480	2,586,100
Series A, 5.00%, 06/15/26	2,325	2,474,700
Series E, 5.00%, 06/15/24	1,845	1,888,957
State of New Mexico GO
5.00%, 03/01/24	225	229,029
5.00%, 03/01/25	18,290	18,971,948
Series A, 5.00%, 03/01/24	1,050	1,068,803
Series B, 5.00%, 03/01/23	275	275,000
Series B, 5.00%, 03/01/24	555	564,939
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	1,370	1,378,163
5.00%, 07/01/24	4,800	4,915,992
5.00%, 07/01/25	4,580	4,778,213
5.00%, 07/01/26	15,000	15,980,332
Series A, 5.00%, 07/01/26	5,060	5,390,699
Series B, 4.00%, 07/01/23	2,475	2,481,694

		84,785,366

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 11.5%
Battery Park City Authority RB
Series A, 5.00%, 11/01/23	$985	$997,125
Series A, 5.00%, 11/01/25 (Call 11/01/23)	2,000	2,026,206
Series D-2, VRDN, 3.40%, 11/01/38 (Put 03/07/23)(a)	4,555	4,555,000
City of New York NY GO
3.00%, 08/01/26	50	49,940
5.00%, 06/01/24	1,200	1,227,677
5.00%, 08/01/26	10,075	10,721,695
5.00%, 08/01/26 (Call 02/01/24)	17,970	18,005,408
5.00%, 09/01/26	1,245	1,327,149
5.00%, 08/01/27	1,160	1,258,675
5.00%, 11/01/27	16,000	17,449,579
VRDN, 2.60%, 12/01/47 (Put 02/28/23)(a)	20,000	20,000,000
Series 1, 5.00%, 08/01/23	2,270	2,287,376
Series 1, 5.00%, 08/01/24	850	872,389
Series 1, 5.00%, 08/01/25	895	932,174
Series 1, 5.00%, 08/01/26	2,480	2,639,187
Series 2015-A, 5.00%, 08/01/23	310	312,373
Series A, 5.00%, 08/01/23	4,915	4,952,623
Series A, 5.00%, 08/01/24	1,965	2,016,758
Series A, 5.00%, 08/01/25	1,365	1,421,696
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,670	1,713,987
Series A, 5.00%, 08/01/26	815	867,313
Series A, 5.00%, 08/01/27	100	108,506
Series A-1, 5.00%, 08/01/23	3,015	3,038,079
Series A-1, 5.00%, 08/01/24	7,470	7,666,758
Series A-1, 5.00%, 08/01/25	2,260	2,353,870
Series A-1, 5.00%, 08/01/26	3,560	3,788,510
Series A-1, 5.00%, 08/01/27	12,675	13,753,187
Series A-2015, 5.00%, 08/01/24	5,130	5,273,744
Series B, 5.00%, 08/01/23 (Call 03/31/23)	475	475,695
Series B, 5.00%, 08/01/24 (Call 08/01/23)	115	115,171
Series B-1, 5.00%, 08/01/24	1,910	1,960,309
Series B-1, 5.00%, 08/01/25	520	541,598
Series B-1, 5.00%, 10/01/25	675	705,333
Series B-1, 5.00%, 08/01/26	145	154,307
Series B-1, 5.00%, 08/01/27	3,605	3,911,656
Series C, 5.00%, 08/01/23	19,220	19,367,125
Series C, 5.00%, 08/01/24	14,705	15,092,327
Series C, 5.00%, 08/01/25	7,660	7,978,159
Series C, 5.00%, 08/01/26	3,210	3,416,044
Series C-1, 5.00%, 08/01/23	1,720	1,733,166
Series C-1, 5.00%, 08/01/24	5,345	5,485,786
Series C-1, 5.00%, 08/01/25	6,135	6,389,818
Series D, 5.00%, 08/01/23 (Call 03/31/23)	5,195	5,202,603
Series D, 5.00%, 08/01/24 (Call 02/01/24)	1,180	1,182,325
Series E, 5.00%, 08/01/23	5,270	5,310,340
Series E, 5.00%, 08/01/24	2,660	2,730,064
Series E, 5.00%, 08/01/24 (Call 02/01/24)	1,850	1,853,645
Series E, 5.00%, 08/01/25	7,345	7,650,076
Series E, 5.00%, 08/01/25 (Call 02/01/24)	245	245,483
Series E, 5.00%, 08/01/26	2,530	2,692,396
Series F-1, 5.00%, 06/01/25	995	1,032,990
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	5,000	5,000,000
Series G, 5.00%, 08/01/23	5,140	5,179,346
Series I, 5.00%, 08/01/23 (Call 03/31/23)	350	350,512
Series I, 5.00%, 08/01/24 (Call 08/01/23)	1,510	1,512,975
Series J, 5.00%, 08/01/23	3,200	3,224,495
Series J, 5.00%, 08/01/24	580	595,277
Series J, 5.00%, 08/01/24 (Call 08/01/23)	3,265	3,290,444

Security	Par (000)	Value

New York (continued)
Series J, 5.00%, 08/01/26	$635	$675,759
Series J-10, 5.00%, 08/01/26	805	856,671
Series J-4, 5.00%, 08/01/24	1,825	1,873,070
City of New York NY GOL
Series F-1, 4.00%, 03/01/25	7,200	7,306,183
Series F-1, 5.00%, 03/01/26	3,995	4,216,766
Series F-1, 5.00%, 03/01/27	2,675	2,878,341
County of Westchester NY GOL, Series A, 5.00%, 10/15/23	7,395	7,480,065
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/24	260	264,329
Series A, 5.00%, 02/15/25	1,810	1,873,770
Series A, 5.00%, 02/15/26	510	539,296
Series A, 5.00%, 02/15/27	10,000	10,793,193
Long Island Power Authority RB
0.00%, 12/01/26 (AGM)(b)	1,500	1,324,721
1.00%, 09/01/25 (Call 09/01/23)	8,075	7,455,459
Series A, 5.00%, 09/01/26	810	866,783
Series A, 5.00%, 09/01/27	1,800	1,968,384
Series B, VRDN, 0.00%, 09/01/50 (Put 09/01/25)(a)(b)	7,000	6,494,379
Series B, VRDN, 1.50%, 09/01/51 (Put 09/01/26)(a)	390	360,417
Series B, VRDN, 1.65%, 09/01/49 (Call 03/01/24)(a)	1,425	1,378,773
Metropolitan Transportation Authority RB
5.00%, 11/15/26	12,795	13,360,752
Series A-1, 5.00%, 11/15/24	2,000	2,047,203
Series A2, 5.00%, 11/15/25	4,850	5,015,253
Series A-2, 5.00%, 11/15/23	1,265	1,275,832
Series B, 5.00%, 11/15/23	3,135	3,161,756
Series B, 5.00%, 11/15/24	1,600	1,637,763
Series B, 5.00%, 11/15/25	2,275	2,352,516
Series C, 5.00%, 11/15/23	4,800	4,841,103
Series C, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,244,944
Series C-1, 5.00%, 11/15/23	565	569,838
Series C-1, 5.00%, 11/15/24	13,600	13,920,534
Series C-1, 5.00%, 11/15/25	3,530	3,650,277
Series C-1, 5.00%, 11/15/26	9,430	9,846,964
Series D, 5.00%, 11/15/27 (Call 11/15/26)	1,300	1,337,382
Series D-1, VRDN, 5.00%, 11/15/34 (Put 11/15/24)(a)	5,000	5,086,292
Series F, 5.00%, 11/15/24	1,000	1,023,602
Series F, 5.00%, 11/15/25	1,880	1,944,057
Monroe County Industrial Development Corp./NY RB, Series A, 5.00%, 07/01/38 (PR 07/01/23)	5,000	5,030,622
New York City Municipal Water Finance Authority RB
5.00%, 06/15/25	560	584,210
5.00%, 06/15/27 (Call 06/15/25)	10	10,419
5.00%, 06/15/27 (Call 12/15/25)	145	152,651
VRDN, 2.45%, 06/15/49 (Put 02/28/23)(a)	10,000	10,000,000
VRDN, 3.40%, 06/15/51 (Put 03/07/23)(a)	7,355	7,355,000
Series AA-2, 5.00%, 06/15/23	2,215	2,226,715
Series BB2, 4.00%, 06/15/24	2,080	2,103,809
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,850	6,943,746
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	930	962,357
Series CC, VRDN, 2.45%, 06/15/41 (Put 02/28/23)(a)	1,700	1,700,000
Series CC-2, 5.00%, 06/15/25	825	860,667
Series CC-2, 5.00%, 06/15/27 (Call 12/15/25)	4,230	4,453,196
Series DD, 5.00%, 06/15/25	8,125	8,476,267
Series DD, 5.00%, 06/15/26	13,230	14,103,233
Series DD, VRDN, 2.45%, 06/15/43 (Put 02/28/23)(a)	15,000	15,000,000
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	1,005	1,018,754

100	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/23 (SAW)	$10	$10,064
5.00%, 07/15/23 (ETM) (SAW)	205	206,406
5.00%, 07/15/24 (SAW)	150	153,819
5.00%, 07/15/25 (SAW)	125	130,457
5.00%, 07/15/26 (SAW)	400	426,356
5.00%, 07/15/26 (ETM) (SAW)	1,565	1,666,356
5.00%, 07/15/27 (SAW)	50	54,397
5.00%, 07/15/27 (Call 07/15/25) (SAW)	140	146,014
Series 2018, 5.00%, 07/15/23	330	332,141
Series 2019, 5.00%, 07/15/23	480	483,060
Series B-1, 5.00%, 07/15/27 (SAW)	170	184,949
Series S, 4.00%, 07/15/24 (SAW)	310	313,794
Series S-1, 5.00%, 07/15/24 (SAW)	2,650	2,719,841
Series S-1, 5.00%, 07/15/25 (SAW)	135	141,284
Series S-3, 5.00%, 07/15/24 (SAW)	1,485	1,520,396
Series S-3, 5.00%, 07/15/25 (SAW)	775	808,836
Series S-3, 5.00%, 07/15/27 (SAW)	200	217,587
Series S-4A, 5.00%, 07/15/27 (SAW)	50	54,397
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/23	2,805	2,827,516
5.00%, 08/01/23 (ETM)	520	523,572
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/25	550	560,810
5.00%, 11/01/23	8,535	8,644,578
5.00%, 05/01/24	455	465,236
5.00%, 05/01/24 (Call 05/01/23)	5,000	5,014,641
5.00%, 11/01/24	16,900	17,453,681
5.00%, 02/01/25	340	352,419
5.00%, 08/01/25	2,115	2,205,350
5.00%, 11/01/25	2,620	2,745,636
5.00%, 08/01/26	905	963,393
5.00%, 11/01/26	32,535	34,808,194
5.00%, 11/01/26 (Call 05/01/24)	6,800	6,941,205
5.00%, 08/01/27	3,020	3,279,501
5.00%, 11/01/27	30,445	33,231,056
Series A-1, 5.00%, 08/01/23	5,455	5,498,787
Series A-1, 5.00%, 05/01/24	3,395	3,471,374
Series A-1, 5.00%, 08/01/24	7,135	7,331,925
Series A-1, 5.00%, 08/01/25	1,185	1,235,622
Series A-1, 5.00%, 11/01/25	3,160	3,311,531
Series A-1, 5.00%, 11/01/26	10,360	11,083,845
Series A-4, VRDN, 2.45%, 08/01/45 (Put 02/28/23)(a)	15,000	15,000,000
Series C, 5.00%, 11/01/23	1,865	1,888,945
Series C, 5.00%, 11/01/24	215	222,044
Series C, 5.00%, 11/01/25	1,370	1,435,695
Series C, 5.00%, 11/01/25 (Call 05/01/25)	920	954,012
Series C, 5.00%, 11/01/26	435	465,393
Series C, 5.00%, 11/01/26 (Call 05/01/25)	1,595	1,654,983
Series C, 5.00%, 11/01/26 (Call 11/01/25)	3,475	3,641,636
Series D-S, 5.00%, 11/01/23	305	308,916
Series F-1, 5.00%, 02/01/25 (Call 02/01/24)	460	460,636
New York City Water & Sewer System RB
5.00%, 06/15/26 (PR 06/15/25)	55	57,382
Series BB2, 4.00%, 06/15/23	1,060	1,062,620
Series DD, 5.00%, 06/15/23	1,000	1,005,289
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	5,005	5,179,137

Security	Par (000)	Value

New York (continued)
New York Power Authority RB
5.00%, 11/15/24 (AGM)	$1,420	$1,468,157
5.00%, 11/15/25 (AGM)	1,450	1,527,685
New York State Dormitory Authority RB
5.00%, 03/15/25	5,755	5,965,044
5.00%, 10/01/25	2,150	2,265,185
5.00%, 02/15/26	3,595	3,798,376
5.00%, 02/15/26 (ETM)	395	417,041
5.00%, 02/15/27	215	231,887
5.00%, 02/15/27 (ETM)	4,530	4,890,306
5.00%, 03/15/28	14,170	15,635,501
Series 1, 5.00%, 03/15/25	1,865	1,938,075
Series 2015, 5.00%, 03/15/26 (PR 09/15/25)	1,340	1,405,486
Series 2015 B-A, 5.00%, 03/15/23	815	815,582
Series A, 5.00%, 03/15/23	9,720	9,726,896
Series A, 5.00%, 10/01/23 (SAW)	265	267,877
Series A, 5.00%, 02/15/24	2,975	3,027,397
Series A, 5.00%, 03/15/24	22,790	23,237,484
Series A, 5.00%, 03/15/24 (PR 03/15/23)	750	750,511
Series A, 5.00%, 07/01/24	2,010	2,054,080
Series A, 5.00%, 07/01/24 (PR 07/01/23)	500	503,062
Series A, 5.00%, 10/01/24 (SAW)	510	525,274
Series A, 5.00%, 02/15/25	485	502,883
Series A, 5.00%, 02/15/25 (PR 02/15/24)	4,425	4,506,281
Series A, 5.00%, 03/15/25	11,350	11,801,270
Series A, 5.00%, 03/15/25 (PR 03/15/23)	1,640	1,641,117
Series A, 5.00%, 03/15/25 (PR 03/15/24)	310	316,111
Series A, 5.00%, 03/15/26	5,960	6,314,096
Series A, 5.00%, 03/15/26 (PR 03/15/25)	2,015	2,091,524
Series A, 5.00%, 03/15/27	15,250	16,486,162
Series A, 5.00%, 03/15/28 (PR 03/15/23)	215	215,146
Series A, 5.00%, 07/01/38 (PR 07/01/23)	5,275	5,307,306
Series A, 5.00%, 03/15/43 (PR 03/15/23)	10,000	10,006,809
Series A, VRDN, 5.00%, 07/01/43 (PR 07/01/23)	7,900	7,948,383
Series B, 5.00%, 02/15/24	1,145	1,166,249
Series B, 5.00%, 02/15/25	270	280,320
Series C, 5.00%, 03/15/23	7,205	7,210,079
Series C, 5.00%, 03/15/24	6,905	7,042,999
Series C, 5.00%, 03/15/25	2,295	2,384,924
Series C, 5.00%, 03/15/25 (PR 03/15/24)	905	923,211
Series C, 5.00%, 03/15/26	505	536,542
Series C, 5.00%, 03/15/27	4,565	4,936,812
Series D, 5.00%, 02/15/24	7,670	7,809,354
Series D, 5.00%, 02/15/25	7,040	7,303,408
Series D, 5.00%, 02/15/26	3,030	3,201,413
Series E, 5.00%, 03/15/23	1,575	1,576,046
Series E, 5.00%, 03/15/24	2,795	2,851,244
Series E, 5.00%, 02/15/25	2,850	2,958,938
Series E, 5.00%, 03/15/25	300	311,755
Series E, 5.00%, 03/15/26	14,425	15,270,026
Series E, 5.00%, 03/15/26 (Call 09/15/25)	3,060	3,194,028
New York State Environmental Facilities Corp. RB
4.00%, 06/15/26	25	25,896
5.00%, 06/15/24	425	435,180
5.00%, 06/15/25	8,735	9,118,546
5.00%, 09/15/25 (Call 03/15/25)	1,590	1,650,901
5.00%, 06/15/26 (Call 06/15/24)	415	424,834
5.00%, 06/15/27	7,180	7,840,140
Series A, 5.00%, 06/15/23	3,265	3,282,268

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority RB 5.00%, 01/01/27 (Call 01/01/26)	$500	$523,692
Series A-1, 5.00%, 03/15/25	4,935	5,120,062
Series A-1, 5.00%, 03/15/26	5,025	5,327,423
Series J, 5.00%, 01/01/24	740	750,453
Series J, 5.00%, 01/01/25 (Call 01/01/24)	2,620	2,653,313
Series K, 5.00%, 01/01/24	390	395,509
Series L, 5.00%, 01/01/24	165	167,331
Series L, 5.00%, 01/01/26	1,150	1,213,746
New York State Urban Development Corp. RB 5.00%, 03/15/25	6,635	6,875,832
5.00%, 03/15/25 (ETM)	25	25,924
5.00%, 03/15/25 (PR 03/15/24)	130	132,482
5.00%, 03/15/26	33,230	35,190,474
5.00%, 03/15/27	3,965	4,280,669
5.00%, 09/15/27	25,075	27,365,501
Series A, 5.00%, 03/15/23	5,910	5,914,221
Series A, 5.00%, 03/15/24	21,140	21,557,583
Series A, 5.00%, 03/15/25	880	911,941
Series A, 5.00%, 03/15/26	5,070	5,364,534
Series A, 5.00%, 03/15/28 (Call 03/15/27)	2,500	2,709,041
Series A-2, 5.50%, 03/15/23 (NPFGC)	2,080	2,081,855
Series A-2, 5.50%, 03/15/24 (NPFGC)	3,835	3,930,161
Series C, 5.00%, 03/15/23	490	490,350
Series C, 5.00%, 03/15/24 (PR 03/15/23)	11,260	11,267,417
Series C-1, 5.00%, 03/15/26	980	1,036,932
Series C-1, 5.00%, 03/15/27	11,400	12,312,113
Series D, 5.00%, 03/15/23	450	450,321
Series D, 5.00%, 03/15/24 (PR 03/15/23)	6,925	6,929,050
Series E, 5.00%, 03/15/23	855	855,611
Series E, 5.00%, 03/15/24	4,110	4,191,186
Series E, 5.00%, 03/15/24 (PR 03/15/23)	1,940	1,941,278
Series E, 5.00%, 03/15/25	5,175	5,362,839
Series E, 5.00%, 03/15/26	10,000	10,580,934
Series E, 5.00%, 03/15/26 (PR 03/15/23)	5,215	5,218,435
Port Authority of New York & New Jersey RB 4.00%, 12/01/23	1,335	1,343,101
4.00%, 12/01/25	355	364,320
4.00%, 12/01/26	415	431,777
4.00%, 12/01/27	665	700,823
5.00%, 05/01/23	1,000	1,002,928
5.00%, 11/15/26	575	618,172
5.00%, 07/15/27	500	545,472
5.00%, 10/15/27 (Call 10/15/25)	315	329,488
Series 179, 5.00%, 12/01/23	220	222,961
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	1,065	1,079,334
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	185	191,722
Series 194, 5.00%, 10/15/25	1,050	1,103,158
Series 195, 5.00%, 10/15/26 (Call 10/15/25)	270	282,280
Series 205, 5.00%, 11/15/24	705	725,943
Series 205, 5.00%, 11/15/25	1,220	1,284,062
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/23	4,830	4,885,580
Series A, 5.00%, 10/15/24	1,320	1,360,258
Series A, 5.00%, 10/15/25 (PR 10/15/24)	375	386,437
Triborough Bridge & Tunnel Authority RB 4.00%, 05/15/26	5,000	5,147,188
5.00%, 11/15/23	300	303,843
5.00%, 08/15/24	10,000	10,236,776
5.00%, 11/15/24 (Call 05/15/23)	960	963,289

Security	Par (000)	Value

New York (continued)
5.00%, 11/15/24 (PR 05/15/23)	$4,520	$4,535,947
5.00%, 11/15/27	9,000	9,806,757
5.00%, 11/15/27 (Call 08/15/27)	11,270	12,257,104
Series A, 5.00%, 11/15/23	570	577,301
Series A, 5.00%, 11/15/23 (Call 05/15/23)	2,270	2,277,846
Series A, 5.00%, 11/15/24	670	691,254
Series A, 5.00%, 11/01/25	2,430	2,554,159
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/24)(a)	1,925	1,880,380
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/26)(a)	1,950	1,850,840
Series B, 5.00%, 11/15/23 (Call 03/16/23)	5,545	5,548,714
Series B, 5.00%, 11/15/24 (Call 11/15/23)	3,160	3,162,116
Series B, 5.00%, 11/15/25	4,410	4,627,505
Series B-2, VRDN, 5.00%, 05/15/50 (Put 05/15/26)(a)	2,000	2,095,769
Series C 1A, 5.00%, 05/15/25	3,500	3,633,610
Series C-1, 5.00%, 11/15/25	5,520	5,792,251
Series C-1, 5.00%, 11/15/26	4,930	5,266,133
Series C-1B, VRDN, 5.00%, 05/15/51 (Put 05/15/26)(a)	2,500	2,618,937
Utility Debt Securitization Authority RB 5.00%, 12/15/26 (Call 12/15/24)	5,000	5,164,255
5.00%, 12/15/27 (Call 12/15/25)	3,500	3,665,562
Series A, 5.00%, 06/15/25 (Call 06/15/23)	6,680	6,710,329
Series A, 5.00%, 12/15/25 (Call 12/15/23)	455	460,695

		1,204,894,932

North Carolina — 3.2%
City of Charlotte NC COP
Series B, 5.00%, 12/01/25	2,295	2,418,430
Series B, 5.00%, 12/01/26	4,880	5,244,106
City of Charlotte NC GO
Series A, 5.00%, 07/01/24	420	430,426
Series A, 5.00%, 06/01/26	1,355	1,445,414
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 07/01/23	6,000	6,036,746
5.00%, 07/01/24	225	230,585
5.00%, 07/01/27 (Call 07/01/25)	1,500	1,574,642
City of Raleigh NC Combined Enterprise System Revenue RB, Series B, VRDN, 3.51%, 03/01/35 (Put 03/07/23)(a)	13,500	13,500,000
City of Raleigh NC GO 5.00%, 09/01/26	3,030	3,249,717
Series A, 5.00%, 09/01/25	80	83,951
City of Raleigh NC RB, 5.00%, 06/01/25	110	114,686
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A, 5.00%, 06/01/23	1,000	1,004,561
Series A, 5.00%, 06/01/26	5,045	5,381,635
County of Alamance NC GO, 5.00%, 05/01/26	6,315	6,704,755
County of Forsyth NC GO, 4.00%, 03/01/26	130	134,047
County of Guilford NC GO 5.00%, 03/01/24	4,385	4,466,123
5.00%, 03/01/25	5,030	5,222,500
5.00%, 05/01/26	50	53,242
County of Johnston NC GO, 4.00%, 02/01/26	20	20,570
County of Mecklenburg NC GO 5.00%, 04/01/25	25	26,001
5.00%, 03/01/26	1,150	1,220,278
5.00%, 12/01/26	1,780	1,919,379
5.00%, 04/01/28 (Call 04/01/25)	5,000	5,227,773
Series A, 5.00%, 09/01/23	1,255	1,266,649
Series A, 5.00%, 12/01/24	415	428,744
Series A, 5.00%, 04/01/27	30	32,586

102	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
County of Wake NC GO 5.00%, 03/01/23	$10,000	$10,000,000
5.00%, 04/01/23	7,960	7,971,726
5.00%, 04/01/24	11,000	11,213,865
5.00%, 03/01/26	45	47,750
5.00%, 04/01/26	7,845	8,338,960
5.00%, 04/01/27	1,245	1,352,328
Series A, 5.00%, 04/01/23	290	290,427
Series A, 5.00%, 03/01/24	7,125	7,252,589
Series A, 5.00%, 03/01/25	360	373,777
Series A, 5.00%, 02/01/27	10,725	11,607,206
Series A, 5.00%, 03/01/27	2,625	2,846,184
Series C, 5.00%, 03/01/24	4,020	4,091,987
Series C, 5.00%, 03/01/25	2,575	2,673,546
County of Wake NC RB, 5.00%, 03/01/26	1,675	1,775,382
Durham Capital Financing Corp. RB, 5.00%, 06/01/38 (PR 06/01/23)	2,515	2,526,471
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	1,480	1,552,131
Series B, 5.00%, 10/01/55 (PR 10/01/25)	3,565	3,738,749
North Carolina Municipal Power Agency No. 1 RB
Series A, 5.00%, 01/01/26	615	646,695
Series A, 5.00%, 01/01/27 (Call 01/01/26)	1,800	1,895,644
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/28 (PR 10/01/23)	535	540,623
State of North Carolina GO 5.00%, 06/01/23	10,510	10,559,509
Series A, 5.00%, 06/01/23	8,815	8,856,525
Series A, 5.00%, 06/01/25	11,180	11,668,661
Series A, 5.00%, 06/01/26	18,965	20,230,466
Series A, 5.00%, 06/01/27	2,210	2,409,238
Series B, 5.00%, 06/01/23	40	40,188
Series B, 5.00%, 06/01/24	19,450	19,915,433
Series B, 5.00%, 06/01/25	1,285	1,341,166
Series B, 5.00%, 06/01/27	13,925	15,180,378
Series D, 4.00%, 06/01/23	1,960	1,964,461
State of North Carolina RB 4.00%, 05/01/24	1,925	1,944,262
5.00%, 03/01/23	10,395	10,395,000
5.00%, 03/01/24	1,340	1,363,599
5.00%, 05/01/24	9,670	9,876,375
5.00%, 03/01/25	4,870	5,043,917
5.00%, 05/01/25 (Call 05/01/24)	5,000	5,105,518
5.00%, 03/01/26	1,770	1,870,336
5.00%, 05/01/26	170	180,492
5.00%, 05/01/27	205	222,234
Series A, 5.00%, 05/01/23	15,710	15,756,784
Series A, 5.00%, 05/01/24	3,395	3,467,455
Series A, 5.00%, 05/01/26	410	435,305
Series B, 5.00%, 05/01/23	8,600	8,625,611
Series B, 5.00%, 05/01/24	455	464,711
Series B, 5.00%, 06/01/24	5,965	6,101,841
Series B, 5.00%, 05/01/25	10,485	10,912,803
Series B, 5.00%, 06/01/25	3,530	3,680,378
Series B, 5.00%, 05/01/27	485	525,774
Series C, 5.00%, 05/01/23	745	747,219
Series C, 5.00%, 05/01/24	700	714,939
Series C, 5.00%, 05/01/26 (Call 05/01/24)	535	546,254
Series C, 5.00%, 05/01/27 (Call 05/01/24)	120	122,659
Town of Cary NC, 5.00%, 09/01/26	4,590	4,922,838

Security	Par (000)	Value

North Carolina (continued)
University of North Carolina at Charlotte (The) RB, 5.00%, 04/01/28 (PR 04/01/25)	$1,375	$1,428,667

		334,794,582

Ohio — 3.0%
American Municipal Power Inc. RB 5.00%, 02/15/24	2,310	2,346,067
5.00%, 02/15/25	1,605	1,658,464
Cincinnati City School District COP, 5.00%, 12/15/29 (PR 12/15/24)	1,500	1,548,113
City of Columbus OH GO 4.00%, 04/01/27	155	162,114
5.00%, 04/01/25	4,760	4,950,671
5.00%, 04/01/26	595	632,464
5.00%, 04/01/27	455	493,309
5.00%, 07/01/27 (Call 07/01/26)	790	842,148
Series 1, 4.00%, 04/01/23	6,630	6,635,050
Series 1, 5.00%, 07/01/23	1,735	1,745,626
Series 1, 5.00%, 07/01/25	605	632,573
Series 1, 5.00%, 07/01/26	740	790,791
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	5,100	5,131,234
Series 2017-1, 5.00%, 04/01/24	9,225	9,409,293
Series 3, 5.00%, 02/15/27	5,080	5,492,818
Series A, 4.00%, 04/01/25	145	147,905
Series A, 5.00%, 07/01/24	130	133,227
Series A, 5.00%, 04/01/25	4,985	5,184,683
Series A, 5.00%, 04/01/26	3,035	3,226,098
Series A, 5.00%, 04/01/27	3,000	3,252,588
County of Cuyahoga OH RB, 5.00%, 12/01/32 (PR 12/01/24)	3,390	3,502,273
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/25	1,295	1,361,148
Fairfield City School District GO, 5.00%, 11/01/44 (PR 11/01/23) (SD CRED PROG)	4,000	4,049,240
Northeast Ohio Regional Sewer District RB 4.00%, 11/15/49 (PR 11/15/24)	4,495	4,558,073
5.00%, 11/15/31 (PR 11/15/24)	1,200	1,236,572
5.00%, 11/15/32 (PR 11/15/24)	2,640	2,720,458
5.00%, 11/15/39 (PR 11/15/24)	2,240	2,308,268
5.00%, 11/15/43 (PR 05/15/23)	24,025	24,109,765
5.00%, 11/15/49 (PR 11/15/24)	1,655	1,706,830
Ohio State University (The) RB 5.00%, 12/01/25	1,700	1,785,001
5.00%, 12/01/26	905	972,857
Ohio Water Development Authority RB 5.00%, 06/01/24	150	153,497
5.00%, 06/01/25	1,500	1,565,563
5.00%, 06/01/26	1,970	2,101,451
Series A, 5.00%, 06/01/25	1,450	1,513,377
Series B, 5.00%, 12/01/24	1,010	1,043,450
Ohio Water Development Authority Water Pollution Control Loan Fund RB 5.00%, 06/01/23	3,470	3,486,259
5.00%, 12/01/23	3,580	3,630,846
5.00%, 06/01/27	120	130,667
Series 2015A, 5.00%, 06/01/24	420	429,739
Series 2015-A, 5.00%, 06/01/23	1,685	1,692,895
Series 2015-A, 5.00%, 12/01/23	410	415,823
Series 2015-A, 5.00%, 12/01/24	1,585	1,637,493
Series 2015-A, 5.00%, 06/01/25	5,360	5,594,278
Series 2015-A, 5.00%, 12/01/25	2,525	2,664,221

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Princeton City School District GO 4.00%, 12/01/31 (PR 12/01/24)	$3,255	$3,307,848
4.00%, 12/01/32 (PR 12/01/24)	3,000	3,048,708
4.00%, 12/01/33 (PR 12/01/24)	4,125	4,191,973
4.00%, 12/01/34 (PR 12/01/24)	2,100	2,134,096
State of Ohio GO 4.00%, 06/15/25	3,375	3,447,684
4.00%, 06/15/26	2,800	2,893,193
5.00%, 06/15/23	10,660	10,716,687
5.00%, 05/01/24	40	40,849
5.00%, 06/15/24	1,615	1,653,889
5.00%, 08/01/25	9,205	9,637,571
5.00%, 08/01/25 (ETM)	20	20,926
5.00%, 03/01/26	40	42,385
5.00%, 05/01/26 (PR 05/01/25)	8,755	9,112,216
5.00%, 11/01/26 (PR 05/01/25)	5,000	5,204,007
5.00%, 03/01/27	1,865	2,018,472
5.00%, 03/15/27 (Call 03/15/24)	3,335	3,399,164
5.00%, 05/01/27 (PR 05/01/25)	9,805	10,205,058
5.00%, 06/15/27	335	364,809
5.00%, 03/01/28	2,000	2,211,990
Series A, 5.00%, 09/01/23	4,980	5,026,470
Series A, 5.00%, 09/15/23	1,590	1,605,969
Series A, 5.00%, 12/15/23	5,555	5,636,229
Series A, 5.00%, 09/01/24	70	71,981
Series A, 5.00%, 09/15/24	320	329,304
Series A, 5.00%, 12/15/24	6,605	6,830,139
Series A, 5.00%, 05/01/25	1,350	1,405,946
Series A, 5.00%, 09/15/25	450	472,401
Series A, 5.00%, 05/01/26	6,215	6,608,260
Series A, 5.00%, 06/15/26	250	266,501
Series A, 5.00%, 05/01/37 (PR 05/01/25)	5,990	6,234,400
Series A, 5.00%, 02/01/38 (PR 02/01/26)	7,890	8,344,982
Series B, 5.00%, 08/01/23	5,000	5,038,687
Series B, 5.00%, 09/15/23	620	626,227
Series B, 5.00%, 08/01/24	12,100	12,422,097
Series B, 5.00%, 09/15/24	510	524,828
Series B, 5.00%, 09/15/25	3,160	3,317,305
Series B, 5.00%, 09/15/26	550	589,419
Series C, 5.00%, 08/01/25	3,110	3,256,148
Series C, 5.00%, 03/15/26	3,200	3,393,545
Series C, 5.00%, 08/01/26	200	213,776
Series C, 5.00%, 08/01/27	35	38,220
Series T, 5.00%, 11/01/23	5,975	6,047,369
Series U, 5.00%, 05/01/25	2,625	2,733,784
Series U, 5.00%, 05/01/26	9,145	9,723,659
Series U, 5.00%, 05/01/27	210	228,085
Serise A, 5.00%, 06/15/24	60	61,445
State of Ohio RB 5.00%, 12/15/23	375	380,103
5.00%, 12/15/25	105	110,655
5.00%, 12/15/26	75	80,662
Series 1, 5.00%, 12/15/23	885	897,043
Series 2, 5.00%, 12/15/24	12,325	12,729,889
Series A, 5.00%, 04/01/26	225	238,484
University of Cincinnati RB, 5.00%, 06/01/34 (PR 06/01/23)	3,280	3,294,960
Upper Arlington City School District GO, Series A, 5.00%, 12/01/48 (PR 12/01/27)	4,000	4,403,409

		315,619,186

Security	Par (000)	Value

Oklahoma — 0.1%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/23	$2,350	$2,359,253
Series A, 5.00%, 06/01/27 (Call 12/01/26)	260	277,967
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/25	2,305	2,402,114
Oklahoma Municipal Power Authority RB, Series A, 5.00%, 01/01/26 (AGM)	6,000	6,307,555
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	730	740,552
Oklahoma Water Resources Board RB 5.00%, 04/01/24	125	127,403
5.00%, 04/01/24 (OK CERF)	250	254,807
5.00%, 04/01/25	115	119,371
5.00%, 04/01/26 (OK CERF)	575	611,729

		13,200,751

Oregon — 1.8%
City of Portland OR GOL, Series A, 5.00%, 06/01/26	2,665	2,840,265
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/26 (Call 06/01/25)	5,350	5,569,620
Series B, 5.00%, 06/15/23	2,625	2,638,278
City of Portland OR Water System Revenue RB, Series B, 5.00%, 05/01/26	600	637,966
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29 (PR 06/15/25) (GTD)	1,200	1,251,977
Multnomah County School District No. 1 Portland/OR GO 5.00%, 06/15/23 (GTD)	10,000	10,051,449
5.00%, 06/15/25 (GTD)	11,300	11,791,078
Multnomah County School District No. 7 Reynolds, 0.00%, 06/15/36 (PR 06/15/25) (GTD)(b)	8,500	4,856,285
Oregon State Lottery RB 5.00%, 04/01/26 (Call 04/01/24)	1,700	1,733,962
Series A, 5.00%, 04/01/26 (Call 04/01/25) (MO)	1,575	1,636,150
Series C, 5.00%, 04/01/23	2,495	2,498,573
Series C, 5.00%, 04/01/24	4,720	4,811,768
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MO)	5,585	5,801,840
Portland Community College District GO 5.00%, 06/15/25	1,540	1,606,926
5.00%, 06/15/27 (Call 06/15/26)	175	186,381
State of Oregon Department of Transportation RB
Series A, 4.25%, 11/15/34 (PR 11/15/23)	16,890	17,022,666
Series A, 5.00%, 11/15/23	3,575	3,619,295
Series A, 5.00%, 11/15/24	11,055	11,394,549
Series A, 5.00%, 11/15/25	620	652,721
Series A, 5.00%, 11/15/25 (Call 11/15/24)	835	860,366
Series A, 5.00%, 11/15/26	395	424,657
Series A, 5.00%, 11/15/29 (PR 11/15/24)	1,705	1,759,830
Series A, 5.00%, 11/15/30 (PR 11/15/24)	2,295	2,368,803
Series A, 5.00%, 11/15/31 (PR 11/15/24)	2,500	2,580,395
Series A, 5.00%, 11/15/38 (PR 11/15/23)	460	465,990
State of Oregon GO 5.00%, 05/01/24	2,090	2,135,810
5.00%, 06/01/24	325	332,656
5.00%, 05/01/25	2,345	2,443,182
5.00%, 08/01/25	25	26,187
5.00%, 05/01/26	3,530	3,758,871
5.00%, 05/01/27	6,125	6,662,531
5.00%, 05/01/27 (Call 05/01/25)	7,075	7,378,785
5.00%, 06/01/27	3,080	3,356,379
5.00%, 05/01/28	3,565	3,956,551
5.00%, 06/01/28	3,630	4,035,732

104	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
5.00%, 08/01/40 (PR 08/01/25)	$7,005	$7,329,186
Series A, 5.00%, 05/01/23	935	937,862
Series A, 5.00%, 05/01/24	3,845	3,929,277
Series H, 5.00%, 05/01/23	325	325,995
Series H, 5.00%, 05/01/24	85	86,863
Series I, 5.00%, 08/01/24	25	25,672
Series N, 5.00%, 05/01/26	2,785	2,965,568
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/27 (PR 06/15/24) (GTD)	3,850	3,942,011
5.00%, 06/15/28 (PR 06/15/24) (GTD)	5,000	5,119,495
5.00%, 06/15/31 (PR 06/15/24) (GTD)	11,315	11,585,418
5.00%, 06/15/33 (PR 06/15/24) (GTD)	8,045	8,237,268
5.00%, 06/15/34 (PR 06/15/24) (GTD)	8,120	8,314,061

		185,947,150

Pennsylvania — 2.2%
Bristol Township School District GOL, 5.25%, 06/01/37 (PR 06/01/23)	3,000	3,014,759
City of Philadelphia PA GO
5.00%, 07/15/26 (PR 01/15/24)	3,000	3,048,238
Series A, 5.00%, 08/01/23	4,420	4,451,642
Series A, 5.00%, 05/01/24	1,840	1,876,937
Series A, 5.00%, 08/01/24	3,700	3,791,254
Series A, 5.00%, 08/01/25	2,165	2,250,832
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/45 (PR 07/01/24)	4,000	4,099,294
Commonwealth of Pennsylvania GO
4.00%, 07/01/23	350	351,120
5.00%, 07/01/23	1,540	1,549,943
5.00%, 05/15/24	14,930	15,263,320
5.00%, 02/01/26	1,025	1,083,813
5.00%, 03/01/27	26,000	28,078,242
5.00%, 05/01/27	100	108,366
5.00%, 10/01/27	14,800	16,180,017
5.00%, 03/01/28	20,220	22,283,718
First Series, 5.00%, 03/01/23	5,590	5,590,000
First Series, 5.00%, 03/15/23	705	705,491
First Series, 5.00%, 04/01/23	2,160	2,163,359
First Series, 5.00%, 01/01/24	5,110	5,190,608
First Series, 5.00%, 03/01/24	12,295	12,521,243
First Series, 5.00%, 03/15/24	455	463,707
First Series, 5.00%, 04/01/24 (PR 04/01/23)	75	75,107
First Series, 5.00%, 06/15/24	1,635	1,674,162
First Series, 5.00%, 07/01/24	1,110	1,137,554
First Series, 5.00%, 08/15/24	2,130	2,188,067
First Series, 5.00%, 09/15/24	1,555	1,599,974
First Series, 5.00%, 02/01/25 (AGM)	1,120	1,160,911
First Series, 5.00%, 08/15/25	7,365	7,706,986
First Series, 5.00%, 09/15/25	2,420	2,536,841
First Series, 5.00%, 01/01/26	2,485	2,622,747
First Series, 5.00%, 09/15/26	100	107,132
First Series, 5.00%, 01/01/27	1,495	1,608,801
First Series 2020, 5.00%, 05/01/23	7,500	7,523,831
Second Series, 5.00%, 09/15/23	3,540	3,576,309
Second Series, 5.00%, 10/15/23	580	586,851
Second Series, 5.00%, 01/15/24	1,220	1,240,138
Second Series, 5.00%, 09/15/24	1,150	1,183,260
Second Series, 5.00%, 10/15/24 (Call 10/15/23)	650	657,700
Second Series, 5.00%, 01/15/25	3,460	3,583,221
Second Series, 5.00%, 09/15/25	1,085	1,137,385

Security	Par (000)	Value

Pennsylvania (continued)
Second Series, 5.00%, 10/15/25 (Call 10/15/23)	$485	$490,908
County of Montgomery PA GOL
5.00%, 07/01/25	3,190	3,330,253
5.00%, 07/01/26	2,260	2,409,925
Delaware River Port Authority RB
5.00%, 01/01/33 (PR 01/01/24)	13,665	13,863,650
5.00%, 01/01/34 (PR 01/01/24)	4,005	4,063,221
Series B, 5.00%, 01/01/24	810	821,241
Series B, 5.00%, 01/01/25	665	686,589
Series B, 5.00%, 01/01/26	1,080	1,137,760
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 10/01/23	935	945,096
Pennsylvania State University (The) RB, Series EE, 5.00%, 03/01/25	770	798,255
Pennsylvania Turnpike Commission RB
5.00%, 12/01/24	500	514,406
5.00%, 12/01/25	200	210,270
5.00%, 12/01/26	750	799,088
Series A, 5.00%, 12/01/23	15	15,180
Series A-1, 5.00%, 12/01/23	295	298,533
Series A2, 5.00%, 12/01/25	1,300	1,366,754
Series A-2, 5.00%, 12/01/26	855	915,964
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,250	10,376,554
Township of Lower Merion PA GO, Series A, 5.00%, 01/15/25	1,380	1,428,891
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	7,990	8,242,499

		228,687,917

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	345	346,557
Series A, 5.00%, 06/15/24	4,420	4,509,579

		4,856,136

South Carolina — 0.8%
Beaufort County School District/SC GO
5.00%, 03/01/23 (SCSDE)	9,900	9,900,000
5.00%, 03/01/24 (SCSDE)	10,160	10,351,977
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/24 (Call 12/01/23)	1,080	1,094,937
5.00%, 12/01/26 (Call 12/01/23)	4,625	4,694,911
5.00%, 12/01/27 (PR 12/01/23)	2,600	2,635,961
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/31 (PR 01/01/25)	1,120	1,157,978
5.00%, 01/01/32 (PR 01/01/25)	2,000	2,067,818
5.00%, 01/01/33 (PR 01/01/25)	4,160	4,301,062
5.00%, 01/01/34 (PR 01/01/25)	2,510	2,595,112
City of Columbia SC Waterworks & Sewer System Revenue RB, 5.00%, 02/01/27	40	43,136
County of Charleston SC GO, 5.00%, 11/01/26	7,975	8,583,925
County of Richland SC GO, Series A, 5.00%, 03/01/27	290	314,436
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/26	625	659,112
Series B, 5.00%, 12/01/24	1,000	1,024,530
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/23	685	691,883
Series A, 5.00%, 10/01/24	2,425	2,492,323
Series A, 5.00%, 10/01/25	1,645	1,723,086
Series B, 5.00%, 10/01/26	8,620	9,215,999

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
Series-B, 5.00%, 10/01/25	$6,025	$6,311,001
State of South Carolina GO
5.00%, 04/01/24 (SAW)	25	25,499
Series A, 5.00%, 04/01/24	10,715	10,929,060

		80,813,746

Tennessee — 1.6%
City of Knoxville TN Wastewater System Revenue RB, 4.00%, 04/01/25	6,150	6,266,995
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/34 (PR 12/01/24)	1,000	1,031,394
City of Memphis TN GO
5.00%, 05/01/23	3,435	3,445,629
5.00%, 05/01/24	4,775	4,878,009
County of Hamilton TN GO
5.00%, 12/01/24	2,435	2,515,645
Series A, 5.00%, 04/01/24	1,940	1,978,757
Series A, 5.00%, 01/01/26	6,960	7,357,458
County of Montgomery TN GO
5.00%, 04/01/25	140	145,321
5.00%, 04/01/27	110	118,820
5.00%, 06/01/27	2,275	2,465,837
County of Shelby TN GO
5.00%, 04/01/25	565	587,052
Series A, 5.00%, 03/01/23	1,030	1,030,000
Series A, 5.00%, 04/01/25	5,500	5,714,667
County of Sumner TN GO, 5.00%, 06/01/23	3,265	3,279,158
County of Williamson TN GO, 5.00%, 05/01/27	2,765	3,008,793
County of Wilson TN GO, 5.00%, 04/01/24	1,505	1,535,873
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/24	170	173,694
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/26	7,725	7,936,463
5.00%, 07/01/23	24,365	24,508,561
5.00%, 01/01/24	4,700	4,769,486
5.00%, 01/01/26	200	210,863
5.00%, 07/01/26	435	463,430
5.00%, 07/01/26 (PR 07/01/23)	6,055	6,092,083
5.00%, 01/01/27	2,210	2,374,904
5.00%, 07/01/27	2,050	2,225,811
Series A, 5.00%, 07/01/23	13,695	13,775,692
Series C, 5.00%, 01/01/26	5,000	5,271,584
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series B, 5.00%, 07/01/24	395	404,545
Series B, 5.00%, 07/01/25	615	641,616
Series B, 5.00%, 07/01/26	1,490	1,587,380
State of Tennessee GO
5.00%, 02/01/25	1,000	1,036,716
5.00%, 08/01/25	1,575	1,646,018
5.00%, 09/01/25	25	26,173
5.00%, 08/01/26	720	769,838
5.00%, 08/01/29 (PR 08/01/25)	3,000	3,138,838
5.00%, 08/01/31 (PR 08/01/25)	3,000	3,138,838
Series A, 5.00%, 08/01/24	450	461,979
Series A, 5.00%, 08/01/25	60	62,705
Series A, 5.00%, 08/01/26	30	32,077
Series A, 5.00%, 09/01/26	2,420	2,592,146
Series A, 5.00%, 11/01/26	2,440	2,622,778
Series A, 5.00%, 08/01/27 (Call 08/01/26)	2,935	3,141,710

Security	Par (000)	Value

Tennessee (continued)
Series A, 5.00%, 08/01/28 (PR 08/01/25)	$2,230	$2,333,203
Series A, 5.00%, 08/01/30 (PR 08/01/25)	1,060	1,109,056
Series B, 5.00%, 08/01/23	1,220	1,229,945
Series B, 5.00%, 08/01/24	20	20,532
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,000	3,211,288
Tennessee State School Bond Authority
5.00%, 11/01/23 (ST INTERCEPT)	3,035	3,071,359
5.00%, 11/01/24 (ST INTERCEPT)	3,440	3,545,342
5.00%, 11/01/25 (ST INTERCEPT)	3,845	4,048,523
5.00%, 11/01/27	100	109,792
Tennessee State School Bond Authority RB
5.00%, 11/01/27 (ST INTERCEPT)	6,255	6,867,507
5.00%, 11/01/29 (PR 11/01/25) (ST INTERCEPT)	5,470	5,732,302

		165,744,185

Texas — 9.3%
Alamo Community College District GOL, 5.00%, 02/15/27	2,945	3,166,042
Allen Independent School District GO, 5.00%, 02/15/25 (PSF)	1,170	1,212,122
Arlington Independent School District/TX, 5.00%, 02/15/27 (PSF)	470	507,828
Austin Independent School District GO 5.00%, 08/01/24 (PSF)	400	410,480
5.00%, 08/01/25 (PSF)	20	20,926
5.00%, 08/01/26 (PSF)	860	918,661
5.00%, 08/01/27	1,350	1,470,676
5.00%, 08/01/27 (PSF)	30	32,669
Board of Regents of the University of Texas System RB
5.00%, 08/15/24	8,000	8,212,347
5.00%, 08/15/27	100	108,594
5.00%, 08/15/27 (Call 08/15/26)	100	107,284
Series A, 5.00%, 08/15/23	3,130	3,155,694
Series B, 5.00%, 08/15/25	475	495,568
Series B, 5.00%, 08/15/26	10,830	11,526,931
Series B, 5.38%, 08/15/23	705	711,966
Series C, 5.00%, 08/15/24	345	354,157
Series C, 5.00%, 08/15/25	3,130	3,265,532
Series C, 5.00%, 08/15/26	4,990	5,311,116
Series D, 5.00%, 08/15/24	4,605	4,727,232
Series E, 5.00%, 08/15/24	160	164,247
Series E, 5.00%, 08/15/26	365	388,488
Series E, 5.00%, 08/15/27	115	125,385
Series I, 5.00%, 08/15/23	1,405	1,416,534
Series I, 5.00%, 08/15/24	2,505	2,571,491
Series J, 5.00%, 08/15/23	5,310	5,353,590
Series J, 5.00%, 08/15/24	3,205	3,290,072
Series J, 5.00%, 08/15/25	330	344,289
Series J, 5.00%, 08/15/26	4,370	4,651,218
Central Texas Regional Mobility Authority RB
Series A, 5.00%, 01/01/40 (PR 07/01/25)	5,250	5,472,394
Series A, 5.00%, 01/01/45 (PR 07/01/25)	13,000	13,550,690
Series C, 5.00%, 01/01/27 (Call 01/01/26)	2,155	2,238,604
Central Texas Turnpike System
0.00%, 08/15/23(b)	3,500	3,448,424
0.00%, 08/15/24(b)	2,505	2,389,359
Central Texas Turnpike System RB, Series C, 5.00%, 08/15/23	800	806,026
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/26	85	91,227
City of Austin TX GOL 5.00%, 09/01/24	8,725	8,970,661

106	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 09/01/25	$495	$518,717
5.00%, 09/01/25 (ETM)	5	5,211
5.00%, 09/01/26 (Call 09/01/25)	2,300	2,398,923
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	2,020	2,167,251
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/25	14,915	15,664,658
Series A, 5.00%, 10/01/23	650	656,831
City of Fort Worth TX Water & Sewer System Revenue RB
Series A, 5.00%, 02/15/24	7,000	7,123,160
Series A, 5.00%, 02/15/26	315	332,820
City of Frisco TX GOL, Series A, 5.00%, 02/15/24	1,255	1,277,437
City of Houston Combined Utility System Revenue, 0.00%, 12/01/27 (AGM)(b)	2,000	1,699,431
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	875	910,864
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/23	1,140	1,144,138
Series C, 5.00%, 05/15/24	3,765	3,846,812
Series C, 5.00%, 11/15/24	1,095	1,129,369
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,315	5,415,331
Series C, 5.00%, 05/15/26 (Call 05/15/24)	13,500	13,770,867
City of Houston TX GOL
5.00%, 03/01/27 (PR 03/01/24)	6,000	6,105,075
Series A, 5.00%, 03/01/23	2,025	2,025,000
Series A, 5.00%, 03/01/24	1,055	1,073,892
City of Lewisville TX Waterworks & Sewer System Revenue RB, 4.00%, 02/15/24	1,235	1,244,764
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series REF, 5.25%, 02/01/24	6,000	6,105,500
City of San Antonio TX
5.00%, 08/01/24	65	66,721
5.00%, 08/01/27	125	135,957
City of San Antonio TX Electric & Gas Systems Revenue RB 5.00%, 02/01/25	1,405	1,454,198
Series A, VRDN, 1.75%, 02/01/33 (Put 12/01/24)(a)	215	208,401
City of San Antonio TX GOL
5.00%, 02/01/24	465	472,855
5.00%, 08/01/24	2,865	2,940,864
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	830	859,402
Conroe Independent School District GO 5.00%, 02/15/24 (PSF)	3,380	3,437,873
5.00%, 02/15/25 (PSF)	2,160	2,238,594
5.00%, 02/15/26 (PSF)	3,570	3,777,147
Series A, 5.00%, 02/15/27 (PSF)	5,860	6,331,644
Coppell Independent School District GO, 5.00%, 08/15/25 (PSF)	5,995	6,270,477
County of Collin TX GOL, 5.00%, 02/15/26	2,225	2,352,165
County of Dallas TX GOL, 5.00%, 08/15/25	3,325	3,462,584
County of Harris TX GO 5.00%, 10/01/24	8,130	8,370,933
Series A, 5.00%, 10/01/25	2,205	2,309,669
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	670	697,885
County of Travis TX TB GOL, 5.00%, 03/01/23	1,750	1,750,000
County of Williamson TX GO
4.00%, 02/15/31 (PR 02/15/24)	4,615	4,653,298
4.00%, 02/15/32 (PR 02/15/24)	4,805	4,844,875

Security	Par (000)	Value

Texas (continued)
5.00%, 02/15/26	$1,495	$1,579,575
County of Williamson TX GOL
4.00%, 02/15/26	10,000	10,285,105
4.00%, 02/15/27	5,000	5,197,704
5.00%, 02/15/24	10,755	10,947,276
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	675	686,685
5.00%, 02/15/25 (PSF)	2,480	2,569,761
5.00%, 02/15/26 (PSF)	5,090	5,386,823
5.00%, 02/15/27	300	324,029
5.00%, 02/15/27 (PSF)	400	432,039
5.00%, 02/15/27 (Call 02/15/24) (PSF)	7,430	7,550,208
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,110	1,173,439
Series A, 5.00%, 02/15/24 (PSF)	2,555	2,599,230
Series A, 5.00%, 02/15/26 (PSF)	3,905	4,132,720
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	975	991,092
Dallas Area Rapid Transit RB
5.00%, 12/01/23	2,035	2,060,276
5.00%, 12/01/25	1,135	1,192,056
Series A, 5.00%, 12/01/24	80	82,525
Series A, 5.00%, 12/01/26 (PR 12/01/25)	1,190	1,247,898
Dallas College GOL
5.00%, 02/15/27	3,000	3,234,464
5.00%, 02/15/28	2,500	2,746,499
Dallas Fort Worth International Airport RB
5.00%, 11/01/23	600	606,713
5.00%, 11/01/25	2,500	2,619,882
5.00%, 11/01/26	1,590	1,697,102
Series A, 5.00%, 11/01/24	3,895	4,006,603
Series A, 5.00%, 11/01/26	625	667,100
Series F, 5.13%, 11/01/25 (Call 11/01/23)	250	252,864
Dallas Independent School District GO
4.00%, 02/15/24 (PSF)	8,230	8,295,836
4.00%, 02/15/27 (PSF)	7,180	7,502,139
4.00%, 08/15/33 (PR 08/15/24) (PSF)	4,635	4,683,225
5.00%, 02/15/26 (Call 02/15/25) (PSF)	750	777,868
5.00%, 02/15/28 (PSF)	2,000	2,207,897
5.00%, 08/15/32 (PR 08/15/24) (PSF)	4,500	4,610,154
5.00%, 08/15/34 (PR 08/15/24) (PSF)	2,000	2,048,957
Fort Bend Independent School District GO
5.00%, 08/15/25 (PSF)	550	575,804
Series C, 5.00%, 08/15/25 (PSF)	375	392,594
Fort Worth Independent School District GO,
5.00%, 02/15/25 (PSF)	1,025	1,059,931
Grand Parkway Transportation Corp. RB
Series A, 5.50%, 04/01/53 (PR 10/01/23)	5,020	5,087,362
Series B, VRDN, 5.00%, 10/01/52 (Put 10/01/23)(a)	2,080	2,097,426
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,053,991
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/25	3,760	3,934,592
Houston Independent School District GOL, 5.00%, 02/15/25 (PSF)	1,675	1,735,625
Irving Independent School District GO, 5.00%, 02/15/25 (PSF)	1,000	1,036,001
Katy Independent School District GO
5.00%, 02/15/28 (Call 02/15/27) (PSF)	5,080	5,491,244
Series B, 5.00%, 02/15/27 (PSF)	2,000	2,163,306
Series D, 5.00%, 02/15/24 (PSF)	5,050	5,137,421

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Keller Independent School District/TX GO, 5.00%, 08/15/31 (PR 02/15/25) (PSF)	$1,040	$1,075,947
Leander Independent School District GO
0.00%, 08/15/43 (PR 08/15/24)(b)	18,135	6,301,183
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(b)	5,000	1,835,059
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(b)	7,000	2,279,891
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(b)	27,275	7,413,566
Series C, 5.00%, 08/15/24 (PSF)	250	256,923
Lewisville Independent School District GO
5.00%, 08/15/23	1,865	1,879,889
5.00%, 08/15/25 (PSF)	1,250	1,304,728
5.00%, 08/15/26 (PSF)	2,585	2,752,223
5.00%, 08/15/26 (Call 08/15/25)	115	119,538
5.00%, 08/15/27	165	179,252
Series B, 5.00%, 08/15/25	7,625	7,969,860
Lower Colorado River Authority RB, 5.00%, 05/15/23	3,540	3,552,706
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	4,095	4,199,999
5.00%, 08/01/25 (PSF)	2,590	2,698,802
5.25%, 02/01/25 (PSF)	5,000	5,198,131
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/24	17,200	17,419,321
North Texas Tollway Authority RB
5.00%, 01/01/24	705	714,842
5.00%, 01/01/24 (Call 03/31/23)	40	40,053
5.00%, 01/01/25 (Call 03/31/23)	50	50,070
5.00%, 01/01/26 (Call 01/01/24)	50	50,066
6.50%, 01/01/43 (PR 01/01/25)	13,000	13,732,748
Series A, 5.00%, 01/01/24	7,730	7,837,915
Series A, 5.00%, 01/01/25	2,070	2,135,710
Series A, 5.00%, 01/01/25 (Call 01/01/24)	5,380	5,458,588
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,940	5,002,870
Series B, 5.00%, 01/01/24	7,380	7,483,029
Series B, 5.00%, 01/01/26	115	120,449
Series B, 5.00%, 01/01/26 (Call 01/01/25)	260	268,935
Series B, 5.00%, 01/01/27	2,465	2,634,162
Northside Independent School District GO
VRDN, 2.75%, 08/01/48 (Put 08/01/23) (PSF)(a)	1,000	994,250
Series A, 5.00%, 02/15/24 (PSF)	4,590	4,669,024
Permanent University Fund - University of Texas System RB
5.00%, 07/01/27	9,750	10,602,748
5.00%, 07/01/27 (CALL 07/01/26)	150	159,362
Series A, VRDN, 3.12%, 07/01/37 (Put 03/07/23)(a)	19,600	19,600,000
Series A, VRDN, 3.35%, 07/01/38 (Put 03/07/23)(a)	3,530	3,530,000
Series B, 5.00%, 07/01/24	1,015	1,040,196
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,680	2,745,821
Pflugerville Independent School District, 5.00%, 02/15/27 (Call 02/15/24)	9,295	9,442,752
Plano Independent School District RB, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	3,530	3,722,536
Round Rock Independent School District GO 5.00%, 08/01/23 (PSF)	3,500	3,526,936
5.00%, 08/01/24	4,045	4,152,110
5.00%, 08/01/24 (PSF)	365	374,665
5.00%, 08/01/31 (PR 08/01/25) (PSF)	3,255	3,398,679
5.00%, 08/01/32 (PR 08/01/25) (PSF)	3,420	3,570,963
5.00%, 08/01/33 (PR 08/01/25) (PSF)	3,590	3,748,467
5.00%, 08/01/34 (PR 08/01/25) (PSF)	3,770	3,936,412
5.00%, 08/01/35 (PR 08/01/25) (PSF)	3,355	3,503,093

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 08/01/27 (PSF)	$125	$136,228
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF-GTD)	1,460	1,484,998
San Antonio Water System RB
Series 2013F, VRDN, 1.00%, 05/01/43 (Put 11/01/26)(a)	2,000	1,773,927
Series A, VRDN, 2.63%, 05/01/49 (Put 05/01/24)(a)	7,000	6,919,178
Spring Branch Independent School District GO, 5.00%, 02/01/25 (PSF)	520	538,503
State of Texas GO
4.00%, 10/01/33 (PR 04/01/24)	170	171,532
5.00%, 04/01/23	2,680	2,683,772
5.00%, 10/01/23	6,055	6,117,586
5.00%, 04/01/24	10,660	10,863,833
5.00%, 08/01/24	2,720	2,788,982
5.00%, 10/01/24	90	92,569
5.00%, 10/01/24 (Call 04/01/24)	9,265	9,447,112
5.00%, 04/01/25 (Call 04/01/24)	3,535	3,599,571
5.00%, 10/01/25	4,050	4,249,443
5.00%, 04/01/26	7,100	7,527,655
5.00%, 04/01/26 (Call 04/01/24)	8,085	8,238,731
5.00%, 10/01/26 (PR 04/01/24)	7,075	7,213,311
5.00%, 10/01/27 (Call 04/01/24)	505	514,494
5.00%, 10/01/34 (PR 04/01/24)	140	142,737
5.00%, 04/01/44 (PR 04/01/24)	405	412,917
VRDN, 3.50%, 12/01/43(a)	18,845	18,845,000
Series A, 5.00%, 10/01/23	1,060	1,070,956
Series A, 5.00%, 10/01/23	5,695	5,753,865
Series A, 5.00%, 10/01/24	970	997,686
Series A, 5.00%, 04/01/25	1,250	1,298,019
Series A, 5.00%, 10/01/25 (Call 10/01/24)	17,095	17,564,266
Series A, 5.00%, 10/01/26	2,000	2,142,502
Series A, 5.00%, 10/01/26 (Call 10/01/25)	2,840	2,972,653
Series A, 5.00%, 10/01/27 (Call 10/01/25)	7,000	7,341,162
Series A, 5.00%, 10/01/30 (PR 10/01/24)	19,675	20,248,849
Series A, 5.00%, 10/01/39 (PR 10/01/24)	14,025	14,434,059
Series A, 5.00%, 10/01/44 (PR 10/01/24)	1,410	1,451,125
Series B-1, 5.00%, 08/01/23	335	337,467
State of Texas GOL, Series A, 5.00%, 08/01/25	1,420	1,484,703
Tarrant County College District GOL
5.00%, 08/15/24	800	821,350
5.00%, 08/15/25	3,500	3,665,055
Tarrant Regional Water District Water Supply System Revenue RB
5.00%, 03/01/27 (Call 03/01/25)	1,305	1,350,067
5.00%, 03/01/30 (PR 03/01/24)	8,025	8,169,498
Texas A&M University RB
5.00%, 05/15/25	1,660	1,730,208
5.00%, 05/15/26	2,840	3,021,265
5.00%, 05/15/27	7,245	7,863,523
Series B, 5.00%, 05/15/30 (PR 05/15/23)	10,370	10,407,864
Series B, 5.00%, 05/15/31 (PR 05/15/23)	10,890	10,929,763
Series B, 5.00%, 05/15/34 (PR 05/15/23)	7,625	7,652,841
Series C, 5.00%, 05/15/24	330	337,604
Series C, 5.00%, 05/15/26	155	164,893
Series E, 5.00%, 05/15/23	5,000	5,019,794
Series E, 5.00%, 05/15/24	4,735	4,844,099
Series E, 5.00%, 05/15/25	4,760	4,961,319
Texas Public Finance Authority RB, 5.00%, 02/01/27	2,870	3,090,604
Texas State University System RB
Series A, 5.00%, 03/15/25	4,840	5,019,558

108	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 03/15/26	$540	$571,532
Texas Transportation Commission GO, VRDN, 0.00%, 10/01/41 (Put 04/01/26)(a)(b)	5,000	4,480,023
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/33 (PR 04/01/24)	20,000	20,390,986
5.25%, 04/01/25	175	182,850
First Series, 5.00%, 10/01/23	27,360	27,653,857
First Series, 5.00%, 10/01/24	5,920	6,095,439
First Series, 5.00%, 10/01/25	29,150	30,600,315
First Series, 5.00%, 10/01/26	8,885	9,521,195
Series A, 5.00%, 04/01/23	4,495	4,501,584
Series A, 5.00%, 04/01/24	10,635	10,846,323
Series A, 5.00%, 10/01/24	5,500	5,662,992
Series A, 5.00%, 04/01/25 (Call 04/01/24)	7,050	7,183,297
Series A, 5.00%, 10/01/25	1,340	1,406,670
Texas Water Development Board RB
5.00%, 08/01/23	4,985	5,022,747
5.00%, 10/15/23	2,765	2,796,295
5.00%, 10/15/24	2,600	2,678,215
5.00%, 08/01/25	1,185	1,234,499
5.00%, 04/15/26	675	715,813
5.00%, 08/01/26	545	581,443
5.00%, 10/15/26	800	857,126
5.00%, 08/01/27	125	136,174
5.00%, 10/15/27	1,835	2,007,759
Series A, 5.00%, 04/15/24	1,925	1,964,250
Series B, 5.00%, 04/15/23	4,220	4,229,084
Series B, 5.00%, 04/15/25	1,035	1,072,158
Series B, 5.00%, 04/15/26	330	349,953
University of Texas System (The) RB, Series D, 5.00%, 08/15/26	620	659,898

		968,396,800

Utah — 1.4%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	6,000	6,499,103
Central Utah Water Conservancy District GOL, 5.00%, 04/01/25	9,525	9,906,541
Intermountain Power Agency RB, Series A, 5.00%, 07/01/27	3,460	3,772,936
State of Utah GO
3.00%, 07/01/25	35	35,030
5.00%, 07/01/23	8,000	8,051,121
5.00%, 07/01/24	14,775	15,157,355
5.00%, 07/01/25	5,940	6,210,717
5.00%, 07/01/26	4,120	4,409,559
5.00%, 07/01/27 (Call 01/01/27)	25	27,054
Series B, 5.00%, 07/01/23	4,555	4,584,107
Series B, 5.00%, 07/01/24	9,085	9,320,106
Series B, 5.00%, 07/01/25	7,150	7,475,863
Series B, 5.00%, 07/01/26	2,840	3,039,599
Series B, 5.00%, 07/01/27	7,715	8,435,861
University of Utah (The) RB
5.00%, 08/01/27	1,605	1,749,166
Series A, 5.00%, 08/01/25	1,075	1,124,494
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	23,670	23,852,169
Series B-1, 5.00%, 08/01/26 (SAP)	1,500	1,602,316
Utah Transit Authority RB
5.00%, 06/15/34 (PR 06/15/25)	5,000	5,225,593
Series A, 5.00%, 06/15/26 (PR 06/15/25)	5,025	5,251,721
Series A, 5.00%, 06/15/30 (PR 06/15/25)	4,000	4,180,474
Series A, 5.00%, 06/15/37 (PR 06/15/25)	7,040	7,344,930

Security	Par (000)	Value

Utah (continued)
Series A, 5.00%, 06/15/38 (PR 06/15/25)	$2,340	$2,445,578
Series A, 5.25%, 06/15/23	7,260	7,303,302

		147,004,695

Vermont — 0.0%
State of Vermont GO, Series A, 5.00%, 08/15/24	3,325	3,416,122

Virginia — 3.8%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	6,359,703
City of Alexandria VA GO
5.00%, 12/15/25	5,195	5,489,082
Series A, 5.00%, 12/15/25 (SAW)	2,775	2,932,089
City of Harrisonburg VA GO, Series A, 5.00%, 07/15/26 (SAW)	7,165	7,615,776
City of Newport News VA GO, Series A, 4.00%, 02/01/24 (SAW)	1,565	1,577,027
City of Norfolk VA, 5.00%, 09/01/31 (PR 03/01/27)	1,600	1,735,448
City of Richmond VA GO, 5.00%, 03/01/24 (SAW)	55	56,018
City of Suffolk VA GO
3.75%, 02/01/33 (PR 02/01/24) (SAW)	6,735	6,774,138
3.75%, 02/01/34 (PR 02/01/24) (SAW)	6,985	7,025,591
3.75%, 02/01/35 (PR 02/01/24) (SAW)	4,905	4,933,503
Commonwealth of Virginia GO
5.00%, 06/01/24	1,010	1,033,669
Series A, 5.00%, 06/01/23	910	914,196
Series B, 4.00%, 06/01/23	1,420	1,423,091
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	11,810	12,355,061
County of Arlington VA GO
5.00%, 06/15/23	7,855	7,896,544
5.00%, 08/01/23 (SAW)	5,735	5,777,478
5.00%, 08/15/26	1,545	1,655,958
5.00%, 08/15/27 (Call 08/15/26)	75	80,080
Series B, 5.00%, 08/15/25	1,015	1,063,357
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	1,851,021
County of Fairfax VA GO
4.00%, 10/01/25	5,825	5,974,109
4.00%, 10/01/26 (SAW)	1,415	1,470,469
4.00%, 10/01/27	150	158,045
4.00%, 10/01/27 (SAW)	3,750	3,951,137
4.00%, 10/01/33 (PR 10/01/24) (SAW)	5,030	5,110,624
5.00%, 10/01/25 (Call 10/01/24) (SAW)	3,525	3,620,116
Series A, 4.00%, 10/01/24	8,400	8,521,632
Series A, 4.00%, 10/01/24 (SAW)	4,620	4,686,898
Series A, 4.00%, 10/01/25	2,165	2,220,420
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	235	242,559
Series A, 5.00%, 10/01/23 (SAW)	4,775	4,826,561
Series B, 5.00%, 04/01/23 (SAW)	4,290	4,296,319
Series B, 5.00%, 04/01/24 (SAW)	5,235	5,339,583
Series B, 5.00%, 10/01/24 (SAW)	4,555	4,690,699
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	5,165	5,301,045
Series A, 5.00%, 08/01/25 (SAW)	1,470	1,540,130
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	3,015	3,056,700
Series A, 5.00%, 12/01/24 (SAW)	255	263,445
Series A, 5.00%, 12/01/25 (SAW)	9,000	9,498,673
Series B, 5.00%, 12/01/24 (SAW)	4,000	4,132,476
Series B, 5.00%, 12/01/25 (SAW)	30	31,662
County of Prince William VA
3.50%, 08/01/31 (PR 08/01/24)	3,090	3,106,914

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
3.50%, 08/01/32 (PR 08/01/24)	$3,090	$3,106,914
3.50%, 08/01/33 (PR 08/01/24)	590	593,230
3.75%, 08/01/34 (PR 08/01/24)	3,090	3,117,516
3.75%, 08/01/35 (PR 08/01/24)	3,090	3,117,516
Fairfax County Water Authority RB, 5.25%, 04/01/24	5,615	5,745,588
Hampton Roads Transportation Accountability Commission, 5.00%, 07/01/52 (PR 01/01/28)	6,000	6,611,565
University of Virginia RB, Series A, 5.00%, 06/01/43 (PR 06/01/23)	20,035	20,126,378
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39 (PR 07/01/25)	1,000	1,020,957
Virginia College Building Authority RB
5.00%, 09/01/23 (ST INTERCEPT)	1,500	1,513,923
5.00%, 02/01/24	6,425	6,533,530
5.00%, 02/01/25	1,585	1,642,895
5.00%, 02/01/26	8,140	8,611,735
5.00%, 02/01/27	27,475	29,660,837
5.00%, 02/01/27 (Call 02/01/26)	475	501,710
Series A, 5.00%, 02/01/25	855	886,231
Series A, 5.00%, 02/01/26	11,000	11,637,480
Series A, 5.00%, 09/01/27 (PR 09/01/24) (SAW)	1,000	1,027,416
Series B, 5.00%, 09/01/24	125	128,520
Series E, 5.00%, 02/01/24	2,080	2,115,135
Series E, 5.00%, 02/01/25	2,075	2,150,794
Series E, 5.00%, 02/01/26	440	465,499
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,725	1,742,233
5.00%, 09/15/23 (PR 03/15/23)	2,725	2,726,795
5.00%, 03/15/24	1,595	1,624,705
5.00%, 09/15/24	5,580	5,737,149
5.00%, 03/15/25	2,295	2,381,062
5.00%, 05/15/25	10	10,406
5.00%, 09/15/25	435	455,568
5.00%, 03/15/26	170	180,079
5.00%, 05/15/26 (Call 05/15/24)	350	357,731
5.00%, 09/15/26	85	90,974
5.00%, 09/15/27	60	65,588
Series A, 5.00%, 05/15/23	4,050	4,065,118
Series A, 5.00%, 05/15/24	7,525	7,688,516
Series A, 5.00%, 05/15/25	710	738,795
Series A, 5.00%, 05/15/26	620	658,985
Series A, 5.00%, 05/15/27	5,500	5,969,548
Virginia Public Building Authority RB
5.00%, 08/01/23	1,000	1,007,696
5.00%, 08/01/27	50	54,513
Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	8,706,410
Series A, 5.00%, 08/01/26	5,500	5,871,464
Series A-1, 5.00%, 08/01/26	8,985	9,591,837
Series B, 5.00%, 08/01/23	3,225	3,249,820
Series B, 5.00%, 08/01/24	2,155	2,212,064
Series B, 5.00%, 08/01/25	4,390	4,591,077
Series B, 5.00%, 08/01/26	3,745	3,997,933
Series B, 5.00%, 08/01/26 (Call 08/01/25)	3,025	3,167,154
Series C, 5.00%, 08/01/24	300	307,944
Virginia Public School Authority RB
3.50%, 08/01/32 (PR 08/01/24) (SAW)	4,925	4,951,958
3.50%, 08/01/33 (PR 08/01/24) (SAW)	4,920	4,946,931
3.75%, 08/01/34 (PR 08/01/24) (SAW)	4,920	4,963,812
3.75%, 08/01/35 (PR 08/01/24) (SAW)	4,920	4,963,812
5.00%, 08/01/23	5,000	5,038,481

Security	Par (000)	Value

Virginia (continued)
5.00%, 08/01/23 (SAW)	$1,370	$1,380,544
5.00%, 08/01/23 (Call 03/31/23)	20	20,029
5.00%, 08/01/24 (SAW)	2,385	2,448,154
5.00%, 02/01/25	1,735	1,798,375
5.00%, 03/01/25 (SAW)	125	129,956
5.00%, 08/01/25	2,105	2,203,920
5.00%, 08/01/25 (SAW)	2,000	2,093,986
5.00%, 08/01/26	1,305	1,396,209
5.00%, 08/01/26 (SAW)	2,120	2,266,744
Series 2022, 5.00%, 01/15/27	5,550	6,000,662
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/23	3,255	3,290,336

		396,049,488

Washington — 4.2%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/26	1,250	1,343,185
Series S-1, 5.00%, 11/01/24	1,300	1,341,734
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	2,660	2,784,082
Series S-1, 5.00%, 11/01/31 (PR 11/01/25)	6,065	6,347,916
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,955	2,046,195
Series S-1, 5.00%, 11/01/45 (PR 11/01/25)	7,000	7,326,531
SERIES S-1, 5.00%, 11/01/23	2,000	2,025,149
SERIES S-1, 5.00%, 11/01/25	2,000	2,103,762
SERIES S-1, 5.00%, 11/01/26	3,885	4,174,619
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB
SERIES S-1, 5.00%, 11/01/30 (PR 11/01/25)	4,150	4,343,586
SERIES S-1, 5.00%, 11/01/32 (PR 11/01/25)	2,120	2,218,892
SERIES S-1, VRDN, 5.00%, 11/01/50 (PR 11/01/25)	15,050	15,752,042
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 04/01/26	55	56,688
5.00%, 09/01/23	7,025	7,090,206
5.00%, 09/01/24	7,425	7,634,058
5.00%, 09/01/25	8,095	8,474,903
5.00%, 04/01/27 (Call 04/01/26)	1,545	1,638,529
City of Seattle WA GOL
4.00%, 09/01/26	2,000	2,078,850
5.00%, 12/01/24	100	103,312
5.00%, 06/01/25	100	104,371
5.00%, 12/01/26	2,495	2,690,365
Series A, 5.00%, 12/01/23	535	542,598
Series A, 5.00%, 04/01/24	3,500	3,569,922
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	300	308,092
5.00%, 07/01/26	5,000	5,326,778
5.00%, 07/01/27	2,800	3,046,083
Series A, 5.00%, 01/01/24	660	669,703
Series A, 5.00%, 07/01/26	850	905,552
Series C, 5.00%, 09/01/26	3,225	3,447,752
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/24	5,910	6,076,402
County of King WA GOL
5.00%, 07/01/23	400	402,450
5.00%, 07/01/35 (PR 01/01/25)	860	888,385
5.00%, 07/01/36 (PR 01/01/25)	5,775	5,965,611
Series A, 4.00%, 01/01/27	1,610	1,675,171
Series A, VRDN, 2.40%, 01/01/46 (Put 02/28/23)(a)	15,000	15,000,000
Series B, 5.00%, 06/01/25	2,220	2,316,048
County of King WA Sewer Revenue RB
5.00%, 07/01/24	105	107,620

110	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
5.00%, 07/01/40 (PR 01/01/25)	$5,000	$5,165,031
5.00%, 07/01/47 (PR 01/01/25)	8,855	9,147,270
Series A, VRDN, 0.00%, 01/01/32 (Put 01/01/24)(a)(b)	3,065	2,971,453
County of Snohomish WA GOL
4.00%, 12/01/43 (PR 06/01/23)	2,000	2,004,253
5.00%, 12/01/25	2,000	2,107,564
5.00%, 12/01/26	1,500	1,613,023
County of Spokane WA GOL, 5.00%, 12/01/23	1,640	1,662,683
Energy Northwest RB
4.00%, 07/01/24	35	35,325
5.00%, 07/01/23	12,655	12,724,108
5.00%, 07/01/24	9,250	9,455,286
5.00%, 07/01/25	9,230	9,640,051
5.00%, 07/01/26 (Call 07/01/25)	10	10,447
5.00%, 07/01/27 (Call 07/01/25)	300	313,466
Series A, 5.00%, 07/01/23	1,925	1,935,512
Series A, 5.00%, 07/01/24	895	914,863
Series A, 5.00%, 07/01/25	1,705	1,780,746
Series A, 5.00%, 07/01/26	5,420	5,779,168
Series C, 5.00%, 07/01/25	3,435	3,587,603
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	800	817,544
Grant County Public Utility District No. 2 Electric Revenue RB
Series J, 5.00%, 01/01/38 (PR 07/01/23)	5,315	5,347,551
Series J, 5.00%, 01/01/41 (PR 07/01/23)	4,945	4,975,285
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	1,775	1,800,078
Pierce County School District No. 403 Bethel GO, 4.00%, 12/01/23 (GTD)	5,000	5,030,708
Port of Seattle WA RB
5.00%, 08/01/25	1,800	1,874,763
5.00%, 08/01/26	1,165	1,235,502
5.00%, 08/01/27	2,500	2,702,972
State of Washington, 5.00%, 06/01/24	1,625	1,662,881
State of Washington GO
0.00%, 12/01/23 (AMBAC)(b)	10,830	10,561,623
0.00%, 12/01/23 (NPFGC)(b)	8,130	7,928,531
4.00%, 07/01/26	2,500	2,584,620
4.00%, 08/01/26	55	56,922
5.00%, 06/01/23	5,310	5,334,483
5.00%, 07/01/23	395	397,445
5.00%, 07/01/24	22,050	22,600,267
5.00%, 02/01/25	410	425,054
5.00%, 02/01/25 (Call 02/01/24)	150	152,667
5.00%, 07/01/25	20,105	20,975,104
5.00%, 02/01/26	3,080	3,257,610
5.00%, 07/01/26 (Call 01/01/26)	2,155	2,272,653
5.00%, 08/01/26 (Call 08/01/25)	30	31,374
5.00%, 02/01/27	135	145,844
5.00%, 07/01/27	70	76,301
5.00%, 07/01/27 (Call 01/01/25)	325	336,903
5.00%, 08/01/27	30	32,760
Series B, 5.00%, 07/01/23	9,840	9,900,918
Series B, 5.00%, 07/01/24	3,500	3,587,344
Series C, 5.00%, 02/01/26	5,175	5,473,420
Series C, 5.00%, 02/01/27	19,030	20,558,638
Series D, 5.00%, 02/01/27	45	48,615
Series E, 5.00%, 06/01/25	1,000	1,041,493
Series E, 5.00%, 06/01/26	5,910	6,294,891
Series R, 4.00%, 07/01/27	5,000	5,237,024

Security	Par (000)	Value

Washington (continued)
Series R, 5.00%, 07/01/23	$2,000	$2,012,382
Series R-2008, 5.00%, 02/01/27	5,015	5,417,844
Series R-2015, 5.00%, 07/01/23	1,150	1,157,119
Series R-2015, 5.00%, 07/01/24	1,870	1,916,667
Series R-2015E, 5.00%, 07/01/24	620	635,472
Series R-2015E, 5.00%, 07/01/26 (Call 01/01/25)	5,080	5,256,850
Series R-2017A, 5.00%, 08/01/23	450	453,501
Series R-2017C, 5.00%, 08/01/24	3,035	3,115,791
Series R-2018C, 5.00%, 08/01/23	5,760	5,804,806
Series R-2018C, 5.00%, 08/01/24	2,570	2,638,412
Series R-2018C, 5.00%, 08/01/25	700	731,563
Series R-2018D, 5.00%, 08/01/24	985	1,011,220
Series R-2018D, 5.00%, 08/01/25	975	1,018,963
Series R-2020C, 5.00%, 07/01/25	4,345	4,533,043
Series R-2020D, 5.00%, 07/01/23	1,610	1,619,967
Series R-2020D, 5.00%, 07/01/25	4,535	4,731,266
Series R-C, 5.00%, 07/01/23	8,905	8,959,538
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	5,225	5,256,544
Series R-F, 5.00%, 07/01/25 (Call 01/01/25)	2,000	2,067,818
Series-R-2020D, 5.00%, 07/01/26	5,335	5,692,415
State of Washington RB
5.00%, 09/01/23	5,175	5,213,332
5.00%, 09/01/24	3,765	3,849,909
Series C, 5.00%, 09/01/23	835	841,185
Series C, 5.00%, 09/01/24 (Call 09/01/23)	705	710,369
University of Washington RB
Series B, 5.00%, 06/01/27 (Call 06/01/25)	5,155	5,365,475
Series C, 5.00%, 04/01/24	1,050	1,070,752

		438,616,985

West Virginia — 0.1%
State of West Virginia GO
5.00%, 06/01/25	8,640	9,008,063
5.00%, 06/01/27	2,810	3,057,444
Series A, 3.00%, 11/01/25	425	420,823
Series A, 5.00%, 06/01/25	390	406,614
West Virginia Commissioner of Highways RB
Series A, 5.00%, 09/01/23	425	428,840
Series A, 5.00%, 09/01/26	1,020	1,084,861

		14,406,645

Wisconsin — 1.9%
Germantown School District GO
4.00%, 04/01/34 (PR 04/01/27)	4,585	4,786,417
4.00%, 04/01/36 (PR 04/01/27)	6,795	7,093,501
4.00%, 04/01/37 (PR 04/01/27)	7,070	7,380,582
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/30 (PR 06/01/24)	1,805	1,842,400
5.00%, 06/01/31 (PR 06/01/24)	3,000	3,062,161
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/23	225	226,032
Series A, 5.00%, 06/01/24	1,615	1,652,648
Series A, 5.00%, 06/01/26	1,405	1,497,400
State of Wisconsin GO
5.00%, 05/01/23	465	466,439
5.00%, 05/01/24	5,750	5,874,042
5.00%, 05/01/25	100	104,080
5.00%, 05/01/26 (Call 05/01/25)	150	155,928
5.00%, 05/01/27	3,000	3,258,354

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
5.00%, 11/01/27 (Call 05/01/27)	$570	$621,572
5.00%, 05/01/28	12,880	14,294,635
5.00%, 05/01/32 (PR 05/01/25)	17,710	18,394,855
5.00%, 05/01/35 (PR 05/01/24)	2,535	2,589,686
Series D, 5.00%, 05/01/23	355	356,099
Series 1, 5.00%, 05/01/23	12,345	12,383,200
Series 1, 5.00%, 11/01/23	4,035	4,086,004
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	1,390	1,394,186
Series 1, 5.00%, 11/01/24	1,250	1,289,306
Series 1, 5.00%, 11/01/25 (Call 05/01/25)	3,295	3,425,928
Series 1, 5.00%, 05/01/26	9,185	9,766,190
Series 2, 5.00%, 11/01/23	75	75,948
Series 2, 5.00%, 11/01/24	11,845	12,217,465
Series 2, 5.00%, 11/01/25	4,515	4,749,243
Series 2, 5.00%, 11/01/26	3,870	4,158,501
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	240	261,714
Series 2021-2, 5.00%, 05/01/25	1,330	1,384,266
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	6,230	6,402,384
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	370	380,117
Series A, 5.00%, 05/01/23	1,000	1,003,094
Series A, 5.00%, 05/01/24	9,305	9,505,732
Series A, 5.00%, 05/01/32 (PR 05/01/23)	5,045	5,060,192
Series A, 5.00%, 05/01/35 (PR 05/01/23)	120	120,361
Series B, 5.00%, 05/01/24	985	1,006,249
Series B, 5.00%, 05/01/25	7,465	7,769,582
Series B, 5.00%, 05/01/26	5,725	6,087,255
Series B, 5.00%, 05/01/26 (PR 05/01/23)	105	105,316
Series C, 5.00%, 05/01/24	110	112,373
State of Wisconsin RB
Series A, 5.00%, 05/01/24	715	729,600
Series A, 5.00%, 05/01/25	165	171,381
Wisconsin Department of Transportation RB 4.00%, 07/01/25 (Call 07/01/24)	11,200	11,320,001

Security	Par/ Shares (000)	Value

Wisconsin (continued)
5.00%, 07/01/27 (Call 07/01/24)	$5,900	$6,037,141
5.00%, 07/01/34 (PR 07/01/24)	165	169,096
Series 1, 5.00%, 07/01/25	290	302,484
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	1,100	1,127,306
Series 1, 5.00%, 07/01/34 (PR 07/01/24)	3,050	3,125,712
Series 1, 5.00%, 07/01/35 (PR 07/01/24)	2,780	2,849,010
Series 2, 5.00%, 07/01/24	485	497,103
Series A, 5.00%, 07/01/24	5,230	5,360,517

		198,090,788

Total Long-Term Investments — 98.8% (Cost: $10,585,378,739)		10,338,159,415

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 2.80%(c)(d)	28,999	28,996,334

Total Short-Term Securities — 0.3% (Cost: $28,993,435)		28,996,334

Total Investments — 99.1% (Cost: $10,614,372,174)		10,367,155,749

Other Assets Less Liabilities — 0.9%		93,593,374

Net Assets — 100.0%		$10,460,749,123

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$55,459,779	$—	$(26,471,945	)(a)	$6,443	$2,057	$28,996,334	28,999	$808,400	$—

(a)	Represents net amount purchased (sold).

112	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Short-Term National Muni Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments Municipal Debt Obligations	$—	$10,338,159,415	$—	$10,338,159,415
Short-Term Securities Money Market Funds	28,996,334	—	—	28,996,334

	$28,996,334	$10,338,159,415	$—	$10,367,155,749

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	113

Statements of Assets and Liabilities

February 28, 2023

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$1,899,231,737	$31,063,121,952	$524,496,778	$10,338,159,415
Investments, at value — affiliated(b)	3,414,808	54,836,735	14,231,522	28,996,334
Cash	—	48	—	101
Receivables:
Investments sold	10,231,045	—	—	—
Dividends — affiliated	15,039	193,047	31,127	77,343
Interest — unaffiliated	21,422,749	357,665,374	6,469,591	125,571,738

Total assets	1,934,315,378	31,475,817,156	545,229,018	10,492,804,931

LIABILITIES
Payables:
Investments purchased	—	9,718,244	—	5,587,850
Capital shares redeemed	5,611,084	52,695,473	—	25,885,156
Investment advisory fees	382,109	1,709,063	106,270	582,802

Total liabilities	5,993,193	64,122,780	106,270	32,055,808

NET ASSETS	$1,928,322,185	$31,411,694,376	$545,122,748	$10,460,749,123

NET ASSETS CONSIST OF
Paid-in capital	$2,026,102,631	$32,795,504,624	$576,693,973	$10,705,002,725
Accumulated loss	(97,780,446)	(1,383,810,248)	(31,571,225)	(244,253,602)

NET ASSETS	$1,928,322,185	$31,411,694,376	$545,122,748	$10,460,749,123

NET ASSET VALUE

Shares outstanding	34,350,000	297,900,000	10,400,000	101,000,000

Net asset value	$56.14	$105.44	$52.42	$103.57

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$1,986,691,952	$32,253,968,135	$555,437,109	$10,585,378,739
(b) Investments, at cost — affiliated	$3,414,466	$54,828,554	$14,231,522	$28,993,435

See notes to financial statements.

114	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2023

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$122,249	$3,009,842	$137,422	$808,400
Interest — unaffiliated	41,061,643	666,353,534	12,290,666	105,664,403

Total investment income	41,183,892	669,363,376	12,428,088	106,472,803

EXPENSES
Investment advisory	4,607,963	20,030,561	1,325,245	6,383,302

Total expenses	4,607,963	20,030,561	1,325,245	6,383,302

Net investment income	36,575,929	649,332,815	11,102,843	100,089,501

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,863,192)	(215,271,625)	(1,646,513)	(10,833,695)
Investments — affiliated	223	188,669	(118)	6,443
In-kind redemptions — unaffiliated(a)	(11,409,632)	(18,969,552)	—	—

	(23,272,601)	(234,052,508)	(1,646,631)	(10,827,252)

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated	(102,957,497)	(1,295,099,409)	(35,182,588)	(155,603,800)
Investments — affiliated	342	(11,492)	—	2,057

	(102,957,155)	(1,295,110,901)	(35,182,588)	(155,601,743)

Net realized and unrealized loss	(126,229,756)	(1,529,163,409)	(36,829,219)	(166,428,995)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(89,653,827)	$(879,830,594)	$(25,726,376)	$(66,339,494)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	115

Statements of Changes in Net Assets

	iShares California Muni Bond ETF		iShares National Muni Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$36,575,929	$29,387,521	$649,332,815	$414,757,043
Net realized loss	(23,272,601)	(1,396,110)	(234,052,508)	(9,072,768)
Net change in unrealized appreciation (depreciation)	(102,957,155)	(53,437,647)	(1,295,110,901)	(631,811,894)

Net decrease in net assets resulting from operations	(89,653,827)	(25,446,236)	(879,830,594)	(226,127,619)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,524,047)	(29,065,284)	(615,942,991)	(410,681,001)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	214,198,363	185,326,311	8,719,268,320	4,010,896,797

NET ASSETS
Total increase in net assets	89,020,489	130,814,791	7,223,494,735	3,374,088,177
Beginning of year	1,839,301,696	1,708,486,905	24,188,199,641	20,814,111,464

End of year	$1,928,322,185	$1,839,301,696	$31,411,694,376	$24,188,199,641

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

116	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares New York Muni Bond ETF		iShares Short-Term National Muni Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,102,843	$9,718,004	$100,089,501	$37,599,144
Net realized gain (loss)	(1,646,631)	7,941	(10,827,252)	(189,716)
Net change in unrealized appreciation (depreciation)	(35,182,588)	(13,810,299)	(155,601,743)	(129,908,263)

Net decrease in net assets resulting from operations	(25,726,376)	(4,084,354)	(66,339,494)	(92,498,835)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,870,385)	(9,703,021)	(88,927,775)	(36,597,404)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	37,618,031	60,647,956	3,097,447,632	3,260,788,602

NET ASSETS
Total increase in net assets	1,021,270	46,860,581	2,942,180,363	3,131,692,363
Beginning of year	544,101,478	497,240,897	7,518,568,760	4,386,876,397

End of year	$545,122,748	$544,101,478	$10,460,749,123	$7,518,568,760

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	117

Financial Highlights

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$60.11	$61.79	$62.85	$58.68	$58.11

Net investment income(a)	1.12	0.98	1.10	1.25	1.28
Net realized and unrealized gain (loss)(b)	(3.99)	(1.68)	(1.05)	4.16	0.56

Net increase (decrease) from investment operations	(2.87)	(0.70)	0.05	5.41	1.84

Distributions from net investment income(c)	(1.10)	(0.98)	(1.11)	(1.24)	(1.27)

Net asset value, end of year	$56.14	$60.11	$61.79	$62.85	$58.68

Total Return(d)
Based on net asset value	(4.78)%	(1.13)%	0.06%	9.30%	3.22%

Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.98%	1.59%	1.77%	2.05%	2.20%

Supplemental Data
Net assets, end of year (000)	$1,928,322	$1,839,302	$1,708,487	$1,580,727	$1,094,358

Portfolio turnover rate(f)	17%	8%	8%	9%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

118	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$112.61	$115.31	$117.12	$109.84	$108.64

Net investment income(a)	2.41	2.07	2.42	2.75	2.77
Net realized and unrealized gain (loss)(b)	(7.29)	(2.69)	(1.79)	7.27	1.14

Net increase (decrease) from investment operations	(4.88)	(0.62)	0.63	10.02	3.91

Distributions from net investment income(c)	(2.29)	(2.08)	(2.44)	(2.74)	(2.71)

Net asset value, end of year	$105.44	$112.61	$115.31	$117.12	$109.84

Total Return(d)
Based on net asset value	(4.32)%	(0.54)%	0.55%	9.21%	3.67%

Ratios to Average Net Assets(e)
Total expenses	0.07%	0.07%	0.07%	0.07%	0.12%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.07%	0.11%

Net investment income	2.27%	1.78%	2.10%	2.42%	2.55%

Supplemental Data
Net assets, end of year (000)	$31,411,694	$24,188,200	$20,814,111	$16,548,522	$11,412,142

Portfolio turnover rate(f)	20%	9%	10%	8%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$56.09	$57.48	$58.43	$55.12	$54.66

Net investment income(a)	1.11	1.06	1.15	1.24	1.36
Net realized and unrealized gain (loss)(b)	(3.70)	(1.39)	(0.96)	3.31	0.46

Net increase (decrease) from investment operations	(2.59)	(0.33)	0.19	4.55	1.82

Distributions from net investment income(c)	(1.08)	(1.06)	(1.14)	(1.24)	(1.36)

Net asset value, end of year	$52.42	$56.09	$57.48	$58.43	$55.12

Total Return(d)
Based on net asset value	(4.62)%	(0.57)%	0.34%	8.33%	3.39%

Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.09%	1.83%	2.00%	2.18%	2.49%

Supplemental Data
Net assets, end of year (000)	$545,123	$544,101	$497,241	$487,913	$344,518

Portfolio turnover rate(f)	12%	8%	5%	7%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

120	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$105.52	$107.39	$107.38	$105.70	$104.90

Net investment income(a)	1.14	0.70	1.25	1.69	1.52
Net realized and unrealized gain (loss)(b)	(2.09)	(1.84)	0.05	1.67	0.72

Net increase (decrease) from investment operations	(0.95)	(1.14)	1.30	3.36	2.24

Distributions from net investment income(c)	(1.00)	(0.73)	(1.29)	(1.68)	(1.44)

Net asset value, end of year	$103.57	$105.52	$107.39	$107.38	$105.70

Total Return(d)
Based on net asset value	(0.90)%	(1.03)%	1.19%	3.19%	2.15%

Ratios to Average Net Assets(e)
Total expenses	0.07%	0.07%	0.07%	0.07%	0.12%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.07%	0.11%

Net investment income	1.10%	0.65%	1.16%	1.59%	1.45%

Supplemental Data
Net assets, end of year (000)	$10,460,749	$7,518,569	$4,386,876	$3,103,353	$2,172,034

Portfolio turnover rate(f)	26%	16%	18%	19%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	121

Notes to Financial Statements

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
New York Muni Bond	Non-diversified
Short-Term National Muni Bond	Diversified

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

122	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
California Muni Bond	0.25%
National Muni Bond	0.07
New York Muni Bond	0.25
Short-Term National Muni Bond	0.07

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements  (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For year ended February 28, 2023, there were no fees waived by BFA pursuant to these arrangements.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
National Muni Bond	$89,139,955	$20,002,301	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.    PURCHASES AND SALES

For the year ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$703,931,497	$311,622,087
National Muni Bond	14,823,626,843	5,557,218,786
New York Muni Bond	102,436,498	63,991,358
Short-Term National Muni Bond	5,573,247,180	2,242,101,833

For the year ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California Muni Bond	$—	$161,227,023
National Muni Bond	565,426,122	422,029,649
Short-Term National Muni Bond	91,420,289	—

7.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

124	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
California Muni Bond	$(11,409,632)	$11,409,632
National Muni Bond	(18,969,552)	18,969,552

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/23	Year Ended 02/28/22
California Muni Bond
Tax-exempt income(a)	$35,361,518	$28,993,464
Ordinary income(b)	162,529	71,820

	$35,524,047	$29,065,284

National Muni Bond
Tax-exempt income(a)	$614,861,904	$410,443,332
Ordinary income(b)	1,081,087	237,669

	$615,942,991	$410,681,001

New York Muni Bond
Tax-exempt income(a)	$10,841,267	$9,678,814
Ordinary income(b)	29,118	24,207

	$10,870,385	$9,703,021

Short-Term National Muni Bond
Tax-exempt income(a)	$88,927,510	$36,597,404
Ordinary income(b)	265	—

	$88,927,775	$36,597,404

(a)	The Funds designate these amounts paid during the fiscal year ended February 28, 2023, as exempt-interest dividends.
(b)

Ordinary income consists primarily of taxable income recognized from market discount. Additionally, all ordinary income distributions are comprised of interest-related dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

As of February 28, 2023, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax Exempt Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
California Muni Bond	$3,957,031	$(14,154,871)		$(87,582,606)		$(97,780,446)
National Muni Bond	73,536,521	(253,203,122)		(1,204,143,647)		(1,383,810,248)
New York Muni Bond	1,128,130	(1,758,989)		(30,940,366)		(31,571,225)
Short-Term National Muni Bond	16,300,942	(13,079,046)		(247,475,498)		(244,253,602)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$1,990,229,151	$8,602,720	$(96,185,326)	$(87,582,606)
National Muni Bond	32,322,102,334	105,703,569	(1,309,847,216)	(1,204,143,647)
New York Muni Bond	569,668,666	887,631	(31,827,997)	(30,940,366)
Short-Term National Muni Bond	10,614,631,247	5,529,875	(253,005,373)	(247,475,498)

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Notes to Financial Statements  (continued)

8.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

126	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/23		Year Ended 02/28/22
iShares ETF	Shares	Amount	Shares	Amount
California Muni Bond
Shares sold	11,600,000	$653,045,836	4,950,000	$307,285,363
Shares redeemed	(7,850,000)	(438,847,473)	(2,000,000)	(121,959,052)

	3,750,000	$214,198,363	2,950,000	$185,326,311

National Muni Bond
Shares sold	129,500,000	$13,679,569,448	45,500,000	$5,291,962,208
Shares redeemed	(46,400,000)	(4,960,301,128)	(11,200,000)	(1,281,065,411)

	83,100,000	$8,719,268,320	34,300,000	$4,010,896,797

New York Muni Bond
Shares sold	1,250,000	$66,503,635	1,050,000	$60,647,956
Shares redeemed	(550,000)	(28,885,604)	—	—

	700,000	$37,618,031	1,050,000	$60,647,956

Short-Term National Muni Bond
Shares sold	36,650,000	$3,817,328,649	30,400,000	$3,260,788,602
Shares redeemed	(6,900,000)	(719,881,017)	—	—

	29,750,000	$3,097,447,632	30,400,000	$3,260,788,602

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the four funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2023, the related statements of operations for the year ended February 28, 2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2023 and each of the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.

iShares California Muni Bond ETF iShares National Muni Bond ETF iShares New York Muni Bond ETF iShares Short-Term National Muni Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 20, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

128	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2023:

iShares ETF	Interest Dividends
California Muni Bond	$162,529
National Muni Bond	1,081,087
New York Muni Bond	29,118
Short-Term National Muni Bond	265

For California income tax purposes, the iShares California Muni Bond ETF designates 99.56% of its distributions paid from net investment income during the fiscal year ended February 28, 2023 as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

I M P O R T A N T T A X I N F O R M A T I O N	129

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF and iShares Short-Term National Muni Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

130	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
California Muni Bond	$1.096832	$—	$—	$1.096832	100%	—%	—%	100%
National Muni Bond	2.292282	—	—	2.292282	100	—	—	100
New York Muni Bond	1.083324	—	—	1.083324	100	—	—	100
Short-Term National Muni Bond	0.995214	—	—	0.995214	100	—	—	100

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	131

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fundis included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 377 funds as of February 28, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (66)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (67)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (68)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

132	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State Investment Funds Committee (since 2022).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	133

Trustee and Officer Information (unaudited) (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.

134	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	135

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

CR	Custodian Receipt

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SCSDE	South Carolina State Department of Education

ST	Special Tax

TA	Tax Allocation

136	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-206-0223

FEBRUARY 28, 2023

2023 Annual Report

iShares Trust

•	iShares BBB Rated Corporate Bond ETF | LQDB | NYSE Arca

•	iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ

•	iShares 1-5 Year Investment Grade Corporate Bond ETF | IGSB | NASDAQ

•	iShares 5-10 Year Investment Grade Corporate Bond ETF | IGIB | NASDAQ

•	iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade corporate bonds posted negative total returns during the 12 months ended February 28, 2023 (the “reporting period”). The Markit iBoxx USD Liquid Investment Grade Index returned -12.11% for the reporting period and underperformed the -9.72% of the Bloomberg U.S. Aggregate Bond Index, a broad measure of the overall bond market.

The poor return for the fixed-income market reflected the backdrop of elevated inflation and rising short-term interest rates. Consumer price inflation—which began to rise in late 2021—took another leg higher following Russia’s invasion of Ukraine in early 2022, with year-over-year increases of over 8% in each month of March to September. While inflation showed signs of cooling in late 2022, it nonetheless remained in a range of 6.0% to 7.1% over the final four months of the period – well above the U.S. Federal Reserve’s (Fed’s) stated target of 2%.

The Fed responded to rising inflation by winding down its stimulative quantitative easing program and beginning to raise interest rates aggressively. The Fed boosted short-term rates eight times over the course of the 12-month period, moving the benchmark fed funds rate from a range of 0.0% - 0.25% to 4.5% - 4.75%. This represented the fastest increase in such a short span of time in decades. In addition, the Fed’s communications repeatedly stated the central bank’s intent to remain steadfast in its commitment to fighting inflation. This approach quashed periodic hopes for a pivot toward a less restrictive policy, and it prompted investors to ratchet up their expectations for the likely “terminal rate;” in other words, the level at which the Fed could stop raising rates.

These circumstances created significant headwinds for the fixed-income market. The yield on the two-year U.S. Treasury note rose from 1.43% to 4.82% (as its price fell) over the course of the year, while the 10-year yield climbed from 1.83% to 3.92%. Rising Treasury yields, in turn, translated to poor performance across virtually all segments of the bond market.

Investment-grade corporate bonds underperformed Treasuries, with lower-quality and longer-dated securities experiencing the weakest returns. Investors’ reduced appetite for risk contributed to an increase in yield spreads versus government issues over the first eight months of the period, as did concerns that the combination of rising inflation and slowing economic growth would crimp both profit margins and earnings. Corporates experienced improving relative performance from November onward, however, offsetting most of the category’s previous shortfall. Notably, the absolute yields on corporate bonds increased considerably during the period. According to the Federal Reserve Bank of St. Louis, the yield on the ICE BofA US Corporate Index climbed above 6% in October 2022—its highest level since mid-2009—and finished February 2023 at 5.58%, up from 3.12% a year earlier.

4	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® BBB Rated Corporate Bond ETF

Investment Objective

The iShares BBB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BBB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers, as represented by the iBoxx USD Liquid Investment Grade BBB 0+ Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(10.14)%	(7.22)%	(10.14)%	(12.53)%
Fund Market	(10.18)	(7.18)	(10.18)	(12.45)
Index	(9.90)	(7.12)	(9.90)	(12.36)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/18/21. The first day of secondary market trading was 5/20/21.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 992.70	$ 0.74		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023 (continued)	iShares® BBB Rated Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)

A	0.8%
A-	3.0
BBB+	31.2
BBB	41.6
BBB-	22.6
BB+	0.4
Not Rated	0.4

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	3.7%
1-5 Years	34.7
5-10 Years	28.3
10-15 Years	4.6
15-20 Years	5.7
More than 20 Years	23.0

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF

Investment Objective

The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds, as represented by the ICE BofA US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(9.99)%	1.10%	1.83%	(9.99)%	5.61%	19.87%
Fund Market	(10.27)	1.11	1.82	(10.27)	5.66	19.75
Index	(10.02)	1.20	1.99	(10.02)	6.14	21.81

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA US Corporate Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA US Corporate Index. Historical index data from August 01, 2018 through February 28, 2021 is for the 3pm pricing variant of the ICE BofA US Corporate Index. Historical index data prior to August 01, 2018 is for the Bloomberg Barclays U.S. Credit Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 990.30	$ 0.20		$ 1,000.00	$ 1,024.60	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023 (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.2%
Aa	6.5
A	40.7
Baa	47.0
Ba	1.5
Not Rated	2.1

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

1-5 Years	38.1%
5-10 Years	27.6
10-15 Years	6.7
15-20 Years	7.4
More than 20 Years	20.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years, as represented by the ICE BofA 1-5 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(3.32)%	1.58%	1.28%	(3.32)%	8.15%	13.59%
Fund Market	(3.41)	1.59	1.26	(3.41)	8.23	13.38
Index	(3.62)	1.63	1.47	(3.62)	8.41	15.75

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Historical index from August 01, 2020 through February 28, 2021 is for the 3pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Historical Index data prior to August 01, 2018 is for the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,001.60	$ 0.25		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2023 (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.1%
Aa	6.0
A	45.7
Baa	43.0
Ba	1.1
Not Rated	2.1

MATURITY ALLOCATION

	Percent of
Maturity	Total Investments	(a)

1-2 Years	22.1%
2-3 Years	30.6
3-4 Years	23.7
4-5 Years	18.5
5-6 Years	4.4
6-7 Years	0.2
7-8 Years	0.1
8-9 Years	0.2
9-10 Years	0.1
21-22 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the ICE BofA 5-10 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(9.47)%	1.58%	1.71%	(9.47)%	8.17%	18.47%
Fund Market	(9.59)	1.60	1.71	(9.59)	8.24	18.44
Index	(9.59)	1.64	1.85	(9.59)	8.48	20.18

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 5-10 Year US Corporate Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA 5-10 Year US Corporate Index. Historical index data from August 01, 2018 through February 28, 2021 is for the 3pm pricing variant of the ICE BofAML 5-10 Year US Corporate Index. Historical Index data prior to August 01, 2018 is for the Bloomberg Barclays U.S. Intermediate Credit Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 994.00	$ 0.25		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2023 (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION
Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	0.8%
Aa	4.5
A	38.6
Baa	51.5
Ba	2.4
Not Rated	2.2

MATURITY ALLOCATION
Maturity	Percent of Total Investments	(a)

1-5 Years	0.3%
5-10 Years	91.3
10-15 Years	7.3
15-20 Years	0.1
More than 20 Years	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023 (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the ICE BofA 10+ Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(17.18)%	0.30%	2.18%	(17.18)%	1.50%	24.07%
Fund Market	(17.68)	0.37	2.15	(17.68)	1.86	23.72
Index	(17.14)	0.46	2.46	(17.14)	2.30	27.48

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Historical index data from August 01, 2018 through February 28, 2021 is for the 3pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Historical Index data prior to August 01, 2018 is for the Bloomberg Barclays U.S. Long Credit Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 973.30	$ 0.24		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	13

Fund Summary as of February 28, 2023 (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION
Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	3.3%
Aa	8.7
A	37.6
Baa	47.3
Ba	1.5
Not Rated	1.6

MATURITY ALLOCATION
Maturity	Percent of Total Investments	(a)

10-15 Years	13.2%
15-20 Years	23.6
More than 20 Years	63.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	15

Schedule of Investments February 28, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$15	$14,196
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	34	27,914

		42,110

Aerospace & Defense — 3.1%
Boeing Co. (The)
4.88%, 05/01/25 (Call 04/01/25)	112	110,336
5.04%, 05/01/27 (Call 03/01/27)	60	59,065
5.15%, 05/01/30 (Call 02/01/30)	79	76,522
5.71%, 05/01/40 (Call 11/01/39)	37	35,398
5.81%, 05/01/50 (Call 11/01/49)	71	67,424
5.93%, 05/01/60 (Call 11/01/59)	37	34,561
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	56	53,970
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	82	75,775
4.03%, 10/15/47 (Call 04/15/47)	34	27,973
5.25%, 05/01/50 (Call 11/01/49)(a)	19	18,682
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	37	24,183
4.13%, 11/16/28 (Call 08/16/28)	97	92,289
4.50%, 06/01/42	52	46,693
4.63%, 11/16/48 (Call 05/16/48)	49	44,348

		767,219

Agriculture — 1.9%
Altria Group Inc.
4.40%, 02/14/26 (Call 12/14/25)(a)	41	40,124
4.80%, 02/14/29 (Call 11/14/28)	30	28,729
5.80%, 02/14/39 (Call 08/14/38)	37	34,055
5.95%, 02/14/49 (Call 08/14/48)	75	66,793
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	15	11,673
3.22%, 08/15/24 (Call 06/15/24)	56	53,986
3.56%, 08/15/27 (Call 05/15/27)	71	64,712
4.39%, 08/15/37 (Call 02/15/37)	34	26,315
4.54%, 08/15/47 (Call 02/15/47)	49	34,967
4.74%, 03/16/32 (Call 12/16/31)	34	30,446
5.65%, 03/16/52 (Call 09/16/51)	26	21,893
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	15	12,341
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	56	54,475

		480,509

Apparel — 0.1%
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	37	34,610

Auto Manufacturers — 1.8%
General Motors Co.
6.25%, 10/02/43	56	52,745
6.60%, 04/01/36 (Call 10/01/35)	37	36,940
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	150	132,600
1.70%, 08/18/23	112	110,089
2.35%, 01/08/31 (Call 10/08/30)	97	74,497
2.90%, 02/26/25 (Call 01/26/25)	37	35,058

		441,929

Auto Parts & Equipment — 0.2%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	19	11,389
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	11	9,172
4.15%, 05/01/52 (Call 11/01/51)	11	8,008

Security	Par (000)	Value

Auto Parts & Equipment (continued)
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	$26	$23,326
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	7	5,882

		57,777

Banks — 8.1%
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31), (1 year CMT + 1.200%)(b)	200	155,765
3.65%, 03/16/25	225	215,955
Citigroup Inc.
3.50%, 05/15/23	94	93,680
4.45%, 09/29/27	75	71,577
4.60%, 03/09/26	34	33,087
4.75%, 05/18/46	37	31,668
6.63%, 06/15/32	15	15,813
6.68%, 09/13/43	19	20,801
Deutsche Bank AG/New York NY, 2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(b)	150	134,324
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	131	129,715
4.77%, 07/28/30 (Call 07/28/29), (1 day SOFR + 2.127%)(b)	5	4,787
6.36%, 10/27/28 (Call 10/27/27), (1 day SOFR + 2.192%)(b)	50	51,526
8.25%, 03/01/38	11	13,589
Goldman Sachs Group Inc. (The)
4.25%, 10/21/25	37	35,875
5.15%, 05/22/45	50	46,315
6.75%, 10/01/37	82	86,875
HSBC Holdings PLC, 4.25%, 08/18/25	225	217,457
KeyCorp, 4.79%, 06/01/33 (Call 06/01/32), (1 day SOFR + 2.060%)(b)	60	56,519
Morgan Stanley, 5.00%, 11/24/25	82	81,102
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	75	71,256
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (1 day SOFR + 0.787%)(b)	225	213,166
Wells Fargo & Co.
4.30%, 07/22/27	79	76,138
4.75%, 12/07/46	55	47,210
4.90%, 11/17/45	90	79,417
Westpac Banking Corp.
2.96%, 11/16/40	22	14,940
3.13%, 11/18/41	19	13,034

		2,011,591

Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	90	84,539
4.90%, 02/01/46 (Call 08/01/45)	159	145,652
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	52	47,401
3.65%, 02/01/26 (Call 11/01/25)	60	57,470
4.60%, 04/15/48 (Call 10/15/47)	38	33,499
5.45%, 01/23/39 (Call 07/23/38)	37	36,821
5.55%, 01/23/49 (Call 07/23/48)	67	67,357
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	45	42,530
3.75%, 05/01/50 (Call 11/01/49)	22	16,347
4.75%, 05/09/32 (Call 02/09/32)	26	24,702
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/31/23)	75	71,356
2.25%, 03/15/31 (Call 12/15/30)	37	29,634
3.35%, 03/15/51 (Call 09/15/50)	34	23,276

16	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)	$34	$26,456

		707,040

Biotechnology — 3.0%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	49	43,903
2.30%, 02/25/31 (Call 11/25/30)	56	45,370
2.77%, 09/01/53 (Call 03/01/53)	37	22,251
2.80%, 08/15/41 (Call 02/15/41)	45	30,972
3.63%, 05/22/24 (Call 02/22/24)	94	92,019
4.40%, 05/01/45 (Call 11/01/44)	64	53,531
4.66%, 06/15/51 (Call 12/15/50)	56	48,219
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	52	49,354
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	11	7,230
3.25%, 02/15/51 (Call 08/15/50)	30	20,269
4.05%, 09/15/25 (Call 06/15/25)	37	35,825
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 03/13/23)	75	73,129
1.65%, 10/01/30 (Call 07/01/30)	86	68,033
4.75%, 03/01/46 (Call 09/01/45)	56	50,540
4.80%, 04/01/44 (Call 10/01/43)	41	37,672
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	7	5,437
2.80%, 09/15/50 (Call 03/15/50)	11	6,853
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	37	33,130
3.30%, 09/02/40 (Call 03/02/40)	30	20,824

		744,561

Building Materials — 0.7%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	21	19,724
2.49%, 02/15/27 (Call 12/15/26)	56	50,440
3.58%, 04/05/50 (Call 10/05/49)	37	26,521
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	26	20,483
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	26	17,603
3.50%, 12/15/27 (Call 09/15/27)	19	17,830
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	19	16,843
4.50%, 06/15/47 (Call 12/15/46)	7	5,970

		175,414

Chemicals — 2.0%
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	22	21,850
6.33%, 07/15/29 (Call 05/15/29)(a)	22	21,627
CF Industries Inc., 5.38%, 03/15/44	11	9,702
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	37	29,864
3.60%, 11/15/50 (Call 05/15/50)	85	61,051
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	60	58,881
5.42%, 11/15/48 (Call 05/15/48)	37	35,432
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)(a)	19	18,153
4.65%, 10/15/44 (Call 04/15/44)	15	12,488
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	11	9,720
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	15	12,463

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance III LLC
3.80%, 10/01/60 (Call 04/01/60)	$22	$14,642
4.20%, 05/01/50 (Call 11/01/49)(a)	37	27,757
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	30	28,416
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	22	18,767
3.95%, 05/13/50 (Call 11/13/49)	11	8,378
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)(a)	67	62,806
4.50%, 06/01/47 (Call 12/01/46)	34	28,294
Westlake Corp., 5.00%, 08/15/46 (Call 02/15/46)	19	15,988

		496,279

Commercial Services — 0.9%
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	22	18,761
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	26	20,480
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	161	140,803
4.15%, 08/15/49 (Call 02/15/49)	7	5,049
Moody’s Corp., 2.00%, 08/19/31 (Call 05/19/31)(a)	11	8,661
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	37	34,273
Verisk Analytics Inc., 3.63%, 05/15/50 (Call 11/15/49)	7	4,884

		232,911

Computers — 1.8%
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(c)	22	13,401
6.02%, 06/15/26 (Call 03/15/26)	120	121,535
8.10%, 07/15/36 (Call 01/15/36)	26	29,162
8.35%, 07/15/46 (Call 01/15/46)	5	5,695
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	94	89,938
6.35%, 10/15/45 (Call 04/15/45)	19	18,628
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	30	28,074
2.65%, 06/17/31 (Call 03/17/31)	37	29,070
4.75%, 01/15/28 (Call 12/15/27)	49	47,164
6.00%, 09/15/41(a)	19	18,568
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)	19	15,544
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	26	23,829

		440,608

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.40%, 10/29/33 (Call 07/29/33)	160	124,158
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	56	53,364
2.10%, 09/01/28 (Call 07/01/28)	56	46,233
2.88%, 01/15/26 (Call 12/15/25)(a)	37	34,110
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	56	45,640
8.00%, 11/01/31	19	20,451
Capital One Financial Corp., 2.60%, 05/11/23 (Call 04/11/23)(a)	112	111,448
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	12	7,197
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	75	71,085
Jefferies Financial Group Inc., 6.25%, 01/15/36	34	35,290
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	37	28,307
3.25%, 04/28/50 (Call 10/28/49)	30	20,207
Nomura Holdings Inc., 1.85%, 07/16/25	200	182,472
Synchrony Financial, 2.88%, 10/28/31 (Call 07/28/31)	37	27,812

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	$37	$32,622

		840,396

Electric — 4.8%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	30	24,156
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	26	20,648
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	37	35,170
Constellation Energy Generation LLC, 6.25%, 10/01/39	19	19,562
Dominion Energy Inc.
Series B, 3.30%, 04/15/41 (Call 10/15/40)	19	14,079
Series C, 3.38%, 04/01/30 (Call 01/01/30)	60	52,472
DTE Energy Co., Series C, 2.53%, 10/01/24(d)	52	49,673
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	71	58,307
3.50%, 06/15/51 (Call 12/15/50)	30	20,925
3.75%, 04/15/24 (Call 01/15/24)	64	62,814
3.75%, 09/01/46 (Call 03/01/46)	37	27,245
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	19	14,913
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	19	15,014
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	64	58,564
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)	26	23,841
4.70%, 04/15/50 (Call 10/15/49)	34	29,407
Georgia Power Co.
5.13%, 05/15/52 (Call 11/15/51)	19	17,679
Series A, 3.25%, 03/15/51 (Call 09/15/50)	34	22,947
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	94	76,020
4.45%, 06/20/25	52	50,823
Pacific Gas and Electric Co.
3.25%, 06/01/31 (Call 03/01/31)	49	39,951
3.50%, 08/01/50 (Call 02/01/50)(a)	41	25,785
4.00%, 12/01/46 (Call 06/01/46)	19	12,945
4.55%, 07/01/30 (Call 01/01/30)	67	60,509
4.95%, 07/01/50 (Call 01/01/50)	49	38,579
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	22	17,570
Sempra Energy
3.40%, 02/01/28 (Call 10/01/27)	26	23,791
4.00%, 02/01/48 (Call 08/01/47)	26	20,090
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	64	63,496
3.25%, 07/01/26 (Call 04/01/26)	94	87,545
4.40%, 07/01/46 (Call 01/01/46)	41	33,596
WEC Energy Group Inc., 2.20%, 12/15/28 (Call 10/15/28)	22	18,676
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	52	43,936

		1,180,728

Electronics — 0.5%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	19	15,396
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	19	15,122
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	19	15,260
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	15	14,151
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	30	27,782
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	11	9,478
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	22	17,106
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	25	19,058

		133,353

Security	Par (000)	Value

Entertainment — 0.7%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(c)	$90	$77,559
5.14%, 03/15/52 (Call 09/15/51)(c)	116	90,904

		168,463

Environmental Control — 0.5%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	56	51,861
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	15	11,857
2.95%, 01/15/52 (Call 07/15/51)	19	12,463
3.20%, 06/01/32 (Call 03/01/32)	19	16,232
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	37	28,490
4.15%, 07/15/49 (Call 01/15/49)	15	13,021

		133,924

Food — 2.6%
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	26	24,821
4.80%, 03/15/48 (Call 09/15/47)	7	6,186
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	64	53,264
5.40%, 11/01/48 (Call 05/01/48)	15	13,637
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	7	4,886
4.00%, 04/17/25 (Call 02/17/25)	37	36,026
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	19	14,910
4.38%, 03/15/45	7	5,913
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	37	34,494
4.50%, 04/01/46(a)	7	6,028
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	101	82,778
5.00%, 07/15/35 (Call 01/15/35)	37	35,321
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	37	29,914
3.95%, 01/15/50 (Call 07/15/49)(a)	19	14,706
4.45%, 02/01/47 (Call 08/01/46)	15	12,507
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	41	36,058
1.85%, 02/15/31 (Call 11/15/30)	11	8,526
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	26	23,969
1.88%, 10/15/32 (Call 07/15/32)	19	14,365
2.63%, 09/04/50 (Call 03/04/50)	19	11,951
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	15	9,837
3.30%, 07/15/26 (Call 04/15/26)	26	24,433
5.95%, 04/01/30 (Call 01/01/30)	15	15,545
6.60%, 04/01/50 (Call 10/01/49)	22	24,069
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	30	29,400
4.35%, 03/01/29 (Call 12/01/28)	37	35,112
5.10%, 09/28/48 (Call 03/28/48)	26	23,466

		632,122

Forest Products & Paper — 0.1%
International Paper Co., 4.40%, 08/15/47 (Call 02/15/47)	30	25,250

Gas — 0.3%
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	19	15,115

18	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	$30	$26,691
4.38%, 05/15/47 (Call 11/15/46)	37	30,800

		72,606

Hand & Machine Tools — 0.1%
Regal Rexnord Corp., 6.40%, 04/15/33 (Call 01/15/33)(c)	35	34,368

Health Care - Products — 1.1%
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	86	74,930
2.54%, 02/01/32 (Call 11/01/31)(a)	25	19,333
3.13%, 12/01/51 (Call 06/01/51)(a)	7	4,241
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(a)	26	24,149
2.65%, 06/01/30 (Call 03/01/30)(a)	7	5,979
4.70%, 03/01/49 (Call 09/01/48)	11	9,943
Koninklijke Philips NV, 6.88%, 03/11/38	19	20,941
PerkinElmer Inc., 1.90%, 09/15/28 (Call 07/15/28)	34	28,284
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	11	8,643
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	15	13,669
3.50%, 03/15/26 (Call 12/15/25)	37	35,330
4.63%, 03/15/46 (Call 09/15/45)	19	16,782
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	15	12,155

		274,379

Health Care - Services — 2.9%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	22	16,517
6.63%, 06/15/36	19	20,357
Centene Corp.
2.63%, 08/01/31 (Call 05/01/31)	56	43,646
4.63%, 12/15/29 (Call 12/15/24)	75	68,698
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	75	67,052
2.55%, 03/15/31 (Call 12/15/30)	56	46,429
3.60%, 03/15/51 (Call 09/15/50)	94	69,613
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(c)	26	23,658
3.50%, 09/01/30 (Call 03/01/30)	60	51,508
3.50%, 07/15/51 (Call 01/15/51)	56	36,325
4.13%, 06/15/29 (Call 03/15/29)	64	58,265
5.25%, 06/15/49 (Call 12/15/48)	34	29,309
5.38%, 02/01/25	56	55,461
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	41	37,239
3.85%, 10/01/24 (Call 07/01/24)	37	36,112
3.95%, 08/15/49 (Call 02/15/49)	19	14,796
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	11	9,744
4.70%, 02/01/45 (Call 08/01/44)	11	9,372
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	26	24,545
Universal Health Services Inc., 2.65%, 01/15/32 (Call 10/15/31)	15	11,730

		730,376

Holding Companies - Diversified — 0.9%
Ares Capital Corp., 2.15%, 07/15/26 (Call 06/15/26)	75	64,669
Blackstone Private Credit Fund
3.25%, 03/15/27 (Call 02/15/27)	45	38,765
4.70%, 03/24/25	37	35,726

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	$25	$20,190
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	34	27,883
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	37	32,928

		220,161

Home Builders — 0.2%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	37	35,325
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	22	21,099

		56,424

Home Furnishings — 0.0%
Whirlpool Corp., 4.60%, 05/15/50 (Call 11/15/49)	11	8,843

Household Products & Wares — 0.2%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	15	11,520
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	30	23,951

		35,471

Insurance — 2.0%
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	50	47,965
4.38%, 06/30/50 (Call 12/30/49)	30	25,105
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	37	31,582
Aon Global Ltd., 4.75%, 05/15/45 (Call 11/15/44)	26	23,015
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	19	13,562
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	15	12,578
3.95%, 05/25/51 (Call 11/25/50)	19	13,251
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	15	11,584
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)	19	14,608
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	45	41,648
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(c)	37	33,393
4.40%, 04/05/52 (Call 10/05/51)(c)	19	15,109
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	26	24,676
5.00%, 04/20/48 (Call 10/20/47)	12	10,565
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	16	10,339
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	41	33,574
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	26	22,391
3.60%, 08/19/49 (Call 02/19/49)	19	14,157
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	7	4,650
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	22	18,490
7.00%, 06/15/40	7	7,499
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	9	6,187
5.00%, 04/05/46	15	13,158
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	7	5,001
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	7	5,055
4.50%, 09/15/28 (Call 06/15/28)	34	32,292

		491,434

Internet — 1.0%
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)(a)	94	88,624
3.65%, 05/10/51 (Call 11/10/50)	7	5,012
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	37	31,175

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
5.00%, 02/15/26 (Call 11/15/25)	$56	$55,191
Netflix Inc., 5.88%, 11/15/28	60	60,750
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	7	5,645

		246,397

Iron & Steel — 0.1%
ArcelorMittal SA, 4.25%, 07/16/29(a)	26	24,123

Lodging — 0.1%
Marriott International Inc./MD, Series EE, 5.75%, 05/01/25 (Call 04/01/25)	23	23,179

Machinery — 0.5%
CNH Industrial Capital LLC, 1.88%, 01/15/26 (Call 12/15/25)	52	47,357
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	7	5,402
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	19	15,685
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	34	28,639
3.11%, 02/15/40 (Call 08/15/39)	11	8,187
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	22	21,238

		126,508

Manufacturing — 0.8%
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	34	31,826
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	19	17,509
4.15%, 11/02/42	30	25,519
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	60	53,392
3.30%, 11/21/24 (Call 08/21/24)	37	35,791
4.00%, 06/14/49 (Call 12/14/48)	22	17,608
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	25	20,449

		202,094

Media — 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	116	90,838
3.70%, 04/01/51 (Call 10/01/50)(a)	64	39,093
3.85%, 04/01/61 (Call 10/01/60)	49	28,747
3.95%, 06/30/62 (Call 12/30/61)	45	26,910
4.91%, 07/23/25 (Call 04/23/25)	112	109,550
5.38%, 05/01/47 (Call 11/01/46)	45	35,822
6.48%, 10/23/45 (Call 04/23/45)	75	67,772
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	49	44,674
4.00%, 09/15/55 (Call 03/15/55)	45	28,898
5.20%, 09/20/47 (Call 03/20/47)	37	29,375
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	37	35,335
5.58%, 01/25/49 (Call 07/25/48)	22	19,946
Paramount Global
4.38%, 03/15/43	22	15,250
4.75%, 05/15/25 (Call 04/15/25)	67	65,710
4.95%, 01/15/31 (Call 11/15/30)(a)	34	30,550
4.95%, 05/19/50 (Call 11/19/49)	26	19,188
Thomson Reuters Corp., 5.85%, 04/15/40	5	4,858
Time Warner Cable Enterprises LLC, 8.38%, 03/15/23	150	150,152
Time Warner Cable LLC
6.55%, 05/01/37	41	39,182
6.75%, 06/15/39	64	61,674

		943,524

Security	Par (000)	Value

Mining — 0.5%
Barrick North America Finance LLC, 5.70%, 05/30/41	$26	$25,929
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	26	24,052
5.40%, 11/14/34 (Call 05/14/34)(a)	22	20,789
5.45%, 03/15/43 (Call 09/15/42)(a)	22	19,945
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	44	39,864

		130,579

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28 (Call 10/01/28)	41	35,399

Oil & Gas — 3.2%
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	37	34,804
6.25%, 03/15/38	15	15,106
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	19	13,352
6.75%, 11/15/39	28	29,227
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	12	8,950
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	19	17,630
5.00%, 06/15/45 (Call 12/15/44)	19	16,082
5.60%, 07/15/41 (Call 01/15/41)	15	13,833
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	37	32,821
4.40%, 03/24/51 (Call 09/24/50)(a)	15	11,578
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)	35	34,426
Hess Corp.
5.60%, 02/15/41	26	24,275
7.30%, 08/15/31	27	29,262
Marathon Oil Corp., 6.60%, 10/01/37	19	18,870
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	75	73,936
6.50%, 03/01/41 (Call 09/01/40)	15	15,474
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)	150	145,643
4.88%, 11/15/44 (Call 05/15/44)	52	47,102
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)(a)	112	99,759
Suncor Energy Inc., 3.75%, 03/04/51 (Call 09/04/50)	49	35,878
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)	37	30,007
3.65%, 12/01/51 (Call 06/01/51)	19	13,471
6.63%, 06/15/37	30	31,768

		793,254

Oil & Gas Services — 0.4%
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	19	16,413
4.85%, 11/15/35 (Call 05/15/35)	15	13,975
5.00%, 11/15/45 (Call 05/15/45)(a)	30	26,446
7.45%, 09/15/39	19	21,313
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	7	6,225
3.95%, 12/01/42 (Call 06/01/42)	7	5,079

		89,451

Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	25	20,171
Sonoco Products Co., 2.85%, 02/01/32 (Call 11/01/31)	25	20,426

20	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	$26	$20,929
4.90%, 03/15/29 (Call 12/15/28)(a)	19	18,223

		79,749

Pharmaceuticals — 6.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	94	89,652
2.95%, 11/21/26 (Call 09/21/26)(a)	176	162,292
4.05%, 11/21/39 (Call 05/21/39)	60	50,576
4.25%, 11/21/49 (Call 05/21/49)	71	58,775
4.50%, 05/14/35 (Call 11/14/34)	56	51,892
4.70%, 05/14/45 (Call 11/14/44)	71	62,811
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	26	21,588
4.30%, 12/15/47 (Call 06/15/47)	7	5,888
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	34	26,805
3.36%, 06/06/24 (Call 04/06/24)	37	36,065
3.79%, 05/20/50 (Call 11/20/49)	17	13,028
4.67%, 06/06/47 (Call 12/06/46)	15	13,120
Cardinal Health Inc., 4.37%, 06/15/47 (Call 12/15/46)	7	5,587
Cigna Group (The)
3.40%, 03/15/51 (Call 09/15/50)	37	25,937
4.13%, 11/15/25 (Call 09/15/25)	112	108,917
4.38%, 10/15/28 (Call 07/15/28)	56	53,733
4.80%, 07/15/46 (Call 01/16/46)	71	62,465
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	49	38,409
3.88%, 07/20/25 (Call 04/20/25)	90	87,174
4.30%, 03/25/28 (Call 12/25/27)	86	82,168
4.78%, 03/25/38 (Call 09/25/37)	94	85,350
5.05%, 03/25/48 (Call 09/25/47)	105	94,111
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	26	19,818
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	150	148,009
Viatris Inc.
2.70%, 06/22/30 (Call 03/22/30)	49	38,828
4.00%, 06/22/50 (Call 12/22/49)(a)	30	19,276
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	37	30,243
4.70%, 02/01/43 (Call 08/01/42)	26	23,448

		1,515,965

Pipelines — 6.5%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	15	12,716
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	19	15,038
5.88%, 03/31/25 (Call 10/02/24)	75	75,264
Cheniere Energy Partners LP, 3.25%, 01/31/32 (Call 01/31/27)	35	28,125
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	34	26,238
4.00%, 11/15/49 (Call 05/15/49)	45	33,896
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	52	46,103
4.15%, 09/15/29 (Call 06/15/29)	22	20,062
5.00%, 05/15/44 (Call 11/15/43)	37	30,400
5.00%, 05/15/50 (Call 11/15/49)	75	61,389
5.15%, 03/15/45 (Call 09/15/44)	37	31,091
5.50%, 06/01/27 (Call 03/01/27)	19	18,883
5.88%, 01/15/24 (Call 10/15/23)	37	37,128

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	$56	$47,975
3.20%, 02/15/52 (Call 08/15/51)	41	27,362
3.75%, 02/15/25 (Call 11/15/24)	37	35,906
3.95%, 01/31/60 (Call 07/31/59)	19	13,949
4.20%, 01/31/50 (Call 07/31/49)	26	20,786
4.25%, 02/15/48 (Call 08/15/47)	26	21,037
4.45%, 02/15/43 (Call 08/15/42)	26	22,152
4.85%, 03/15/44 (Call 09/15/43)	19	16,864
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	26	27,643
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	49	33,012
4.30%, 06/01/25 (Call 03/01/25)	112	109,430
5.55%, 06/01/45 (Call 12/01/44)	30	27,077
7.75%, 01/15/32	34	37,914
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	15	10,993
4.25%, 09/15/46 (Call 03/15/46)	15	11,519
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	37	30,350
4.50%, 04/15/38 (Call 10/15/37)	37	31,489
5.50%, 02/15/49 (Call 08/15/48)	37	33,156
ONEOK Inc.
5.20%, 07/15/48 (Call 01/15/48)	34	28,817
5.85%, 01/15/26 (Call 12/15/25)	37	37,288
6.35%, 01/15/31 (Call 10/15/30)	27	27,588
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	41	35,543
4.90%, 02/15/45 (Call 08/15/44)	11	8,660
5.15%, 06/01/42 (Call 12/01/41)	11	8,971
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (Call 11/15/29)	52	48,694
5.63%, 03/01/25 (Call 12/01/24)	52	51,945
Targa Resources Corp.
4.20%, 02/01/33 (Call 12/01/32)	45	39,101
6.25%, 07/01/52 (Call 01/01/52)	11	10,451
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)(a)	37	34,340
2.50%, 10/12/31 (Call 07/12/31)	34	26,920
4.25%, 05/15/28 (Call 02/15/28)	15	14,183
5.10%, 03/15/49 (Call 09/15/48)	26	23,485
6.20%, 10/15/37	26	26,770
7.63%, 01/15/39	26	29,984
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	41	33,242
4.55%, 06/24/24 (Call 03/24/24)	67	66,080
5.10%, 09/15/45 (Call 03/15/45)	71	62,393

		1,609,402

Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	60	45,868
4.00%, 02/01/50 (Call 08/01/49)	34	26,162
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	34	21,105
3.38%, 10/15/26 (Call 07/15/26)	37	34,387
3.80%, 08/15/29 (Call 05/15/29)	109	98,217
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	79	64,805
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	30	23,195
Crown Castle Inc., 2.90%, 04/01/41 (Call 10/01/40)	30	20,367

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	$150	$144,801
3.80%, 02/15/28 (Call 11/15/27)	71	66,016
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	64	59,334
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	67	53,519
2.95%, 09/15/51 (Call 03/15/51)	7	4,364
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)(a)	30	23,761
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	15	12,044
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	30	28,307
5.38%, 04/15/26 (Call 01/15/26)	26	25,376
Healthcare Realty Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	56	52,031
Healthpeak Properties Interim Inc.
2.13%, 12/01/28 (Call 10/01/28)	30	25,263
3.00%, 01/15/30 (Call 10/15/29)	19	16,345
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	34	28,108
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	30	21,412
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)(a)	41	38,662
VICI Properties LP
4.38%, 05/15/25	56	53,921
5.63%, 05/15/52 (Call 11/15/51)	7	6,224
Welltower OP LLC
2.80%, 06/01/31 (Call 03/01/31)	56	45,389
4.95%, 09/01/48 (Call 03/01/48)	11	9,338
Weyerhaeuser Co., 7.38%, 03/15/32	15	16,663

		1,064,984

Retail — 3.5%
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)	22	18,441
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	56	55,499
4.75%, 08/01/32 (Call 05/01/32)	26	24,781
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	19	14,892
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	11	7,251
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	34	30,311
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	56	54,381
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	56	43,636
2.50%, 04/15/26 (Call 01/15/26)	75	69,387
3.70%, 04/15/46 (Call 10/15/45)	82	60,384
4.25%, 04/01/52 (Call 10/01/51)	56	43,888
5.00%, 04/15/33 (Call 01/15/33)(a)	26	25,022
McDonald’s Corp.
3.60%, 07/01/30 (Call 04/01/30)	71	64,661
3.63%, 09/01/49 (Call 03/01/49)	75	56,317
3.70%, 01/30/26 (Call 10/30/25)	75	72,281
4.88%, 12/09/45 (Call 06/09/45)	26	23,714
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)(a)	52	47,964
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	37	30,861
3.00%, 02/14/32 (Call 11/14/31)	30	25,457
3.50%, 11/15/50 (Call 05/15/50)	41	29,661
3.80%, 08/15/25 (Call 06/15/25)	56	54,300
Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (Call 05/18/44)	15	12,367

		865,456

Semiconductors — 2.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	154	145,227

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	$105	$83,148
3.14%, 11/15/35 (Call 08/15/35)(c)	67	49,421
3.42%, 04/15/33 (Call 01/15/33)(c)	60	48,292
3.50%, 02/15/41 (Call 08/15/40)(c)	52	37,166
4.00%, 04/15/29 (Call 02/15/29)(c)	22	19,930
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	11	8,829
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/23)	56	54,147
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	15	9,338
4.66%, 02/15/30 (Call 11/15/29)	34	31,212
6.75%, 11/01/29 (Call 09/01/29)	25	25,761
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 05/11/41 (Call 11/11/40)	19	13,193
3.25%, 11/30/51 (Call 05/30/51)	15	9,465
3.88%, 06/18/26 (Call 04/18/26)	22	20,879
4.30%, 06/18/29 (Call 03/18/29)	26	24,004
5.00%, 01/15/33 (Call 10/15/32)	22	20,633
Qorvo Inc., 1.75%, 12/15/24 (Call 03/13/23)(c)	25	23,123

		623,768

Software — 4.9%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	15	9,311
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	26	20,646
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	19	15,382
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	15	9,531
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	112	98,179
3.10%, 03/01/41 (Call 09/01/40)	7	4,821
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	94	90,503
3.20%, 07/01/26 (Call 05/01/26)	19	17,732
3.50%, 07/01/29 (Call 04/01/29)	45	40,169
4.40%, 07/01/49 (Call 01/01/49)	26	20,944
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)(a)	41	36,629
2.50%, 04/01/25 (Call 03/01/25)	75	70,739
2.88%, 03/25/31 (Call 12/25/30)	214	177,291
3.40%, 07/08/24 (Call 04/08/24)	131	127,515
3.60%, 04/01/40 (Call 10/01/39)	35	25,797
3.65%, 03/25/41 (Call 09/25/40)	135	99,243
3.95%, 03/25/51 (Call 09/25/50)	150	107,495
4.10%, 03/25/61 (Call 09/25/60)	56	38,962
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	56	50,434
1.75%, 02/15/31 (Call 11/15/30)	15	11,559
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	19	14,459
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	75	69,997
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	56	52,312

		1,209,650

Telecommunications — 9.0%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	105	93,540
2.75%, 06/01/31 (Call 03/01/31)	75	62,007
3.50%, 06/01/41 (Call 12/01/40)	75	56,258
3.50%, 09/15/53 (Call 03/15/53)	135	92,366
3.65%, 06/01/51 (Call 12/01/50)	67	47,755
3.65%, 09/15/59 (Call 03/15/59)	124	83,518
3.80%, 12/01/57 (Call 06/01/57)	19	13,304
4.50%, 05/15/35 (Call 11/15/34)	64	57,491

22	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 03/09/48 (Call 09/09/47)	$75	$61,396
Bell Telephone Co. of Canada or Bell Canada (The), Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	37	27,136
British Telecommunications PLC, 9.63%, 12/15/30	41	49,591
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	15	11,963
5.45%, 11/15/79 (Call 05/15/79)	7	6,124
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	49	58,025
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	25	19,885
4.60%, 02/23/28 (Call 11/23/27)	26	25,133
5.60%, 06/01/32 (Call 03/01/32)	11	10,710
Orange SA
5.38%, 01/13/42	22	21,769
9.00%, 03/01/31	34	41,522
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	30	28,467
3.70%, 11/15/49 (Call 05/15/49)	19	13,304
5.00%, 03/15/44 (Call 09/15/43)(a)	56	48,363
Telefonica Emisiones SA
4.67%, 03/06/38(a)	100	82,782
7.05%, 06/20/36	11	11,537
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	11	9,664
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	60	48,940
3.00%, 02/15/41 (Call 08/15/40)	56	38,878
3.30%, 02/15/51 (Call 08/15/50)	52	34,699
3.50%, 04/15/25 (Call 03/15/25)	112	107,287
3.60%, 11/15/60 (Call 05/15/60)	45	29,958
3.75%, 04/15/27 (Call 02/15/27)	116	108,998
3.88%, 04/15/30 (Call 01/15/30)	109	98,767
4.50%, 04/15/50 (Call 10/15/49)	19	15,725
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	116	103,753
1.68%, 10/30/30 (Call 07/30/30)	37	28,608
2.55%, 03/21/31 (Call 12/21/30)	150	122,690
2.99%, 10/30/56 (Call 04/30/56)	75	45,731
3.40%, 03/22/41 (Call 09/22/40)(a)	82	61,575
3.55%, 03/22/51 (Call 09/22/50)	94	67,632
3.70%, 03/22/61 (Call 09/22/60)	56	39,226
4.33%, 09/21/28	187	179,075
4.86%, 08/21/46	37	33,423
Vodafone Group PLC, 6.15%, 02/27/37	41	42,330

		2,240,905

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	37	34,362

Transportation — 1.7%
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	64	52,515
3.10%, 12/02/51 (Call 06/02/51)	30	20,342

Security	Par/ Shares (000)	Value

Transportation (continued)
6.13%, 09/15/2115 (Call 03/15/2115)	$11	$11,180
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)(a)	112	68,827
3.35%, 11/01/25 (Call 08/01/25)	37	35,269
4.25%, 03/15/29 (Call 12/15/28)	56	53,141
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	56	49,368
3.25%, 05/15/41 (Call 11/15/40)	37	26,612
4.75%, 11/15/45 (Call 05/15/45)	51	43,547
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	15	10,890
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	49	32,460
3.16%, 05/15/55 (Call 11/15/54)	37	24,267

		428,418

Trucking & Leasing — 0.1%
GATX Corp., 3.10%, 06/01/51 (Call 12/01/50)	19	11,836

Water — 0.0%
Essential Utilities Inc., 3.35%, 04/15/50 (Call 10/15/49)	15	10,422

Total Long-Term Investments — 96.6% (Cost: $28,661,727)		23,980,281

Short-Term Securities

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	1,368	1,369,056
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	690	690,000

Total Short-Term Securities — 8.3% (Cost: $2,057,819)		2,059,056

Total Investments — 104.9% (Cost: $30,719,546)		26,039,337

Liabilities in Excess of Other Assets — (4.9)%		(1,205,856)

Net Assets — 100.0%		$24,833,481

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2023	iShares® BBB Rated Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,635,476	$—	$(2,265,868	)(a)	$(2,050)	$1,498	$1,369,056	1,368	$6,828	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,810,000	—	(2,120,000	)(a)	—	—	690,000	690	18,638		1

					$(2,050)	$1,498	$2,059,056		$25,466		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$23,980,281	$—	$23,980,281
Short-Term Securities
Money Market Funds	2,059,056	—	—	2,059,056

	$2,059,056	$23,980,281	$—	$26,039,337

See notes to financial statements.

24	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$430	$345,039
3.38%, 03/01/41 (Call 09/01/40)	984	716,607
4.20%, 04/15/24	261	255,929
4.65%, 10/01/28 (Call 07/01/28)	703	674,912
4.75%, 03/30/30 (Call 12/30/29)	630	600,808
5.40%, 10/01/48 (Call 04/01/48)	798	756,671
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)(a)	583	485,336
2.60%, 08/01/31 (Call 05/01/31)(a)	925	759,808
4.20%, 06/01/30 (Call 03/01/30)(a)	837	781,848
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,945	1,852,682
3.65%, 11/01/24 (Call 08/01/24)	768	745,226
WPP Finance 2010, 3.75%, 09/19/24	823	798,240

		8,773,106

Aerospace & Defense — 1.5%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(b)	725	675,425
3.95%, 04/10/47 (Call 10/10/46)(a)(b)	705	589,079
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	450	481,661
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	855	832,004
3.85%, 12/15/25 (Call 09/15/25)(a)(b)	1,217	1,168,027
4.75%, 10/07/44(a)(b)	282	252,901
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	1,470	1,157,655
3.00%, 09/15/50 (Call 03/15/50)(b)	360	238,558
3.40%, 04/15/30 (Call 01/15/30)(b)	1,325	1,179,948
5.80%, 10/11/41(b)	1,130	1,137,804
Boeing Co. (The)
2.20%, 02/04/26 (Call 03/31/23)	5,520	5,014,092
2.25%, 06/15/26 (Call 03/15/26)	611	550,896
2.50%, 03/01/25 (Call 12/01/24)	397	372,550
2.60%, 10/30/25 (Call 07/30/25)(a)	705	653,572
2.70%, 02/01/27 (Call 12/01/26)	545	493,665
2.75%, 02/01/26 (Call 01/01/26)	695	644,128
2.80%, 03/01/24 (Call 02/01/24)(a)	427	415,304
2.80%, 03/01/27 (Call 12/01/26)	727	658,526
2.85%, 10/30/24 (Call 07/30/24)	616	589,129
2.95%, 02/01/30 (Call 11/01/29)	995	847,076
3.10%, 05/01/26 (Call 03/01/26)	1,275	1,187,024
3.20%, 03/01/29 (Call 12/01/28)	1,485	1,306,163
3.25%, 02/01/28 (Call 12/01/27)	368	333,178
3.25%, 03/01/28 (Call 12/01/27)(a)	558	506,462
3.25%, 02/01/35 (Call 11/01/34)	406	312,525
3.30%, 03/01/35 (Call 09/01/34)	453	341,986
3.38%, 06/15/46 (Call 12/15/45)	310	206,589
3.45%, 11/01/28 (Call 08/01/28)(a)	752	677,290
3.50%, 03/01/39 (Call 09/01/38)	427	316,046
3.50%, 03/01/45 (Call 09/01/44)	568	388,736
3.55%, 03/01/38 (Call 09/01/37)	195	146,702
3.60%, 05/01/34 (Call 02/01/34)	718	580,684
3.63%, 02/01/31 (Call 11/01/30)	1,140	999,236
3.63%, 03/01/48 (Call 09/01/47)	458	311,250
3.65%, 03/01/47 (Call 09/01/46)(a)	380	262,481
3.75%, 02/01/50 (Call 08/01/49)	1,598	1,124,199
3.83%, 03/01/59 (Call 09/01/58)	824	553,004

Security	Par (000)	Value

Aerospace & Defense (continued)
3.85%, 11/01/48 (Call 05/01/48)	$611	$435,627
3.90%, 05/01/49 (Call 11/01/48)	1,082	779,768
3.95%, 08/01/59 (Call 02/01/59)	1,018	707,061
4.88%, 05/01/25 (Call 04/01/25)	3,083	3,039,841
5.04%, 05/01/27 (Call 03/01/27)	2,130	2,097,956
5.15%, 05/01/30 (Call 02/01/30)	4,410	4,267,408
5.71%, 05/01/40 (Call 11/01/39)	3,140	2,989,339
5.81%, 05/01/50 (Call 11/01/49)	5,799	5,516,161
5.88%, 02/15/40(a)	385	375,422
5.93%, 05/01/60 (Call 11/01/59)	3,682	3,438,321
6.13%, 02/15/33(a)	709	727,538
6.63%, 02/15/38(a)	492	513,624
6.88%, 03/15/39	588	628,612
7.95%, 08/15/24	170	176,212
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	679	601,108
2.13%, 08/15/26 (Call 05/15/26)(a)	775	706,333
2.25%, 06/01/31 (Call 03/01/31)	760	632,848
2.38%, 11/15/24 (Call 09/15/24)	764	727,640
2.63%, 11/15/27 (Call 08/15/27)	595	539,640
2.85%, 06/01/41 (Call 12/01/40)	700	525,133
3.25%, 04/01/25 (Call 03/01/25)	916	882,133
3.50%, 05/15/25 (Call 03/15/25)	981	948,887
3.50%, 04/01/27 (Call 02/01/27)	643	609,563
3.60%, 11/15/42 (Call 05/14/42)(a)	114	94,539
3.63%, 04/01/30 (Call 01/01/30)	775	722,109
3.75%, 05/15/28 (Call 02/15/28)	701	666,446
4.25%, 04/01/40 (Call 10/01/39)	907	823,160
4.25%, 04/01/50 (Call 10/01/49)	905	807,776
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	90	84,890
4.95%, 08/15/25 (Call 05/15/25)	145	141,430
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	778	606,469
2.90%, 12/15/29 (Call 09/15/29)	489	419,689
3.83%, 04/27/25 (Call 01/27/25)(a)	1,046	1,010,667
3.85%, 12/15/26 (Call 09/15/26)	989	944,791
3.95%, 05/28/24 (Call 02/28/24)	372	364,796
4.40%, 06/15/28 (Call 03/15/28)	2,129	2,055,212
4.85%, 04/27/35 (Call 10/27/34)	537	509,709
5.05%, 04/27/45 (Call 10/27/44)(a)	464	427,963
6.15%, 12/15/40	230	240,048
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	725	593,584
2.80%, 06/15/50 (Call 12/15/49)	729	503,408
3.55%, 01/15/26 (Call 10/15/25)(a)	1,040	1,004,898
3.60%, 03/01/35 (Call 09/01/34)	619	547,208
3.80%, 03/01/45 (Call 09/01/44)	1,154	953,678
3.90%, 06/15/32 (Call 03/15/32)(a)	930	861,781
4.07%, 12/15/42	1,515	1,324,120
4.09%, 09/15/52 (Call 03/15/52)(a)	1,266	1,087,234
4.15%, 06/15/53 (Call 12/15/52)	1,095	941,491
4.30%, 06/15/62 (Call 12/15/61)	1,124	973,107
4.50%, 05/15/36 (Call 11/15/35)(a)	677	645,261
4.70%, 05/15/46 (Call 11/15/45)	1,207	1,140,643
4.95%, 10/15/25 (Call 09/15/25)(a)	429	429,731
5.10%, 11/15/27 (Call 10/15/27)	702	711,291
5.25%, 01/15/33 (Call 10/15/32)(a)	935	958,182
5.70%, 11/15/54 (Call 05/15/54)	840	909,105
5.72%, 06/01/40(a)	95	100,326

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.90%, 11/15/63 (Call 05/15/63)	$855	$943,854
Series B, 6.15%, 09/01/36	540	587,691
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,152	1,102,826
3.20%, 02/01/27 (Call 11/01/26)	1,019	956,812
3.25%, 01/15/28 (Call 10/15/27)	2,199	2,030,269
3.85%, 04/15/45 (Call 10/15/44)	628	498,188
4.03%, 10/15/47 (Call 04/15/47)	2,357	1,948,964
4.40%, 05/01/30 (Call 02/01/30)	1,061	1,013,324
4.70%, 03/15/33 (Call 12/15/32)	1,300	1,253,576
4.75%, 06/01/43	1,134	1,037,556
4.95%, 03/15/53 (Call 09/15/52)	960	904,804
5.05%, 11/15/40(a)	954	913,481
5.15%, 05/01/40 (Call 11/01/39)	362	351,087
5.25%, 05/01/50 (Call 11/01/49)	980	968,393
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	175	200,683
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	690	539,409
2.25%, 07/01/30 (Call 04/01/30)	1,286	1,065,129
2.38%, 03/15/32 (Call 12/15/31)	1,297	1,045,384
2.65%, 11/01/26 (Call 08/01/26)	807	743,130
2.82%, 09/01/51 (Call 03/01/51)	1,065	700,391
3.03%, 03/15/52 (Call 09/15/51)	1,495	1,031,662
3.13%, 05/04/27 (Call 02/04/27)	685	635,306
3.13%, 07/01/50 (Call 01/01/50)	1,080	757,921
3.20%, 03/15/24 (Call 01/15/24)	443	433,737
3.50%, 03/15/27 (Call 12/15/26)(a)	1,340	1,268,283
3.75%, 11/01/46 (Call 05/01/46)	1,117	879,421
3.95%, 08/16/25 (Call 06/16/25)	1,685	1,637,492
4.05%, 05/04/47 (Call 11/04/46)	922	766,598
4.13%, 11/16/28 (Call 08/16/28)	2,439	2,321,529
4.15%, 05/15/45 (Call 11/16/44)	1,112	926,145
4.20%, 12/15/44 (Call 06/15/44)	330	266,504
4.35%, 04/15/47 (Call 10/15/46)	996	867,407
4.45%, 11/16/38 (Call 05/16/38)	1,074	971,463
4.50%, 06/01/42	3,714	3,338,492
4.63%, 11/16/48 (Call 05/16/48)	1,575	1,429,327
4.70%, 12/15/41	425	388,248
4.80%, 12/15/43 (Call 06/15/43)	489	447,529
4.88%, 10/15/40	406	378,989
5.00%, 02/27/26 (Call 01/27/26)	355	354,467
5.15%, 02/27/33 (Call 11/27/32)	620	616,875
5.38%, 02/27/53 (Call 08/27/52)	460	462,000
5.40%, 05/01/35	655	654,309
5.70%, 04/15/40(a)	280	286,314
6.05%, 06/01/36	530	559,185
6.13%, 07/15/38	715	761,459
6.70%, 08/01/28(a)	45	48,110
7.20%, 08/15/27	150	164,417
7.50%, 09/15/29	480	539,905

		124,974,517

Agriculture — 1.2%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	991	928,973
2.45%, 02/04/32 (Call 11/04/31)	2,020	1,524,779
2.63%, 09/16/26 (Call 06/16/26)(a)	675	618,448
3.40%, 05/06/30 (Call 02/06/30)	918	790,958
3.40%, 02/04/41 (Call 08/04/40)	1,711	1,146,796
3.70%, 02/04/51 (Call 08/04/50)	1,256	796,306
3.88%, 09/16/46 (Call 03/16/46)(a)	1,774	1,188,189

Security	Par (000)	Value

Agriculture (continued)
4.00%, 02/04/61 (Call 08/04/60)(a)	$760	$502,402
4.25%, 08/09/42	651	489,494
4.40%, 02/14/26 (Call 12/14/25)(a)	1,212	1,186,131
4.45%, 05/06/50 (Call 11/06/49)	781	552,786
4.50%, 05/02/43	997	760,908
4.80%, 02/14/29 (Call 11/14/28)(a)	2,379	2,282,043
5.38%, 01/31/44(a)	1,595	1,391,345
5.80%, 02/14/39 (Call 08/14/38)	2,274	2,095,670
5.95%, 02/14/49 (Call 08/14/48)	2,446	2,190,188
6.20%, 02/14/59 (Call 08/14/58)	583	542,513
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	1,305	1,201,288
2.70%, 09/15/51 (Call 03/15/51)	1,045	699,471
2.90%, 03/01/32 (Call 12/01/31)(a)	600	517,398
3.25%, 03/27/30 (Call 12/27/29)	982	884,671
3.75%, 09/15/47 (Call 03/15/47)	455	373,691
4.02%, 04/16/43	733	626,482
4.50%, 03/15/49 (Call 09/15/48)	580	531,912
4.54%, 03/26/42	420	384,815
5.38%, 09/15/35(a)	300	308,157
5.77%, 03/01/41(c)	195	199,693
5.94%, 10/01/32	331	352,430
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,077	902,307
2.73%, 03/25/31 (Call 12/25/30)	739	576,790
2.79%, 09/06/24 (Call 08/06/24)	982	941,142
3.22%, 08/15/24 (Call 06/15/24)	2,318	2,233,972
3.22%, 09/06/26 (Call 07/06/26)	1,025	945,369
3.46%, 09/06/29 (Call 06/06/29)	757	649,148
3.56%, 08/15/27 (Call 05/15/27)	3,907	3,557,977
3.73%, 09/25/40 (Call 03/25/40)	860	588,909
3.98%, 09/25/50 (Call 03/25/50)	1,166	766,066
4.39%, 08/15/37 (Call 02/15/37)	2,553	1,981,683
4.54%, 08/15/47 (Call 02/15/47)	2,594	1,861,343
4.70%, 04/02/27 (Call 02/02/27)(a)	1,094	1,057,209
4.74%, 03/16/32 (Call 12/16/31)	1,037	928,570
4.76%, 09/06/49 (Call 03/06/49)	1,036	765,642
4.91%, 04/02/30 (Call 01/02/30)	1,416	1,307,653
5.28%, 04/02/50 (Call 02/02/49)	833	665,622
5.65%, 03/16/52 (Call 09/16/51)	627	528,880
7.75%, 10/19/32 (Call 07/19/32)	465	499,611
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,253	1,112,737
3.95%, 06/15/25(b)	1,738	1,679,933
4.45%, 03/16/28 (Call 02/16/28)	1,370	1,280,853
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	887	808,491
2.75%, 05/14/31 (Call 02/14/31)(a)	1,158	953,288
3.25%, 08/15/26 (Call 05/15/26)	864	804,349
3.75%, 09/25/27 (Call 06/25/27)	659	618,239
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	827	732,189
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	670	523,478
2.13%, 04/23/30 (Call 01/23/30)(b)	645	530,929
2.13%, 11/10/31 (Call 08/10/31)(b)	1,189	943,110
3.13%, 05/25/51 (Call 11/25/50)(b)	1,060	745,045
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	706	635,771
3.50%, 04/22/25 (Call 04/22/23)(a)(b)	946	911,447
3.63%, 04/22/27 (Call 03/22/27)(b)	350	333,587
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	420	338,686

26	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.00%, 06/22/32 (Call 03/22/32)(b)	$440	$405,869
4.38%, 04/22/52 (Call 10/22/51)(b)	195	172,968
4.76%, 11/23/45(a)(b)	617	562,271
4.88%, 10/10/25 (Call 09/10/25)(a)(b)	490	486,201
5.13%, 10/11/32 (Call 07/11/32)(a)(b)	882	885,082
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	1,025	983,376
3.50%, 07/26/26 (Call 05/26/26)(b)	1,168	1,075,497
3.88%, 07/26/29 (Call 04/26/29)(b)	924	802,288
4.25%, 07/21/25 (Call 04/21/25)(b)	2,100	2,018,865
6.13%, 07/27/27 (Call 06/27/27)(b)	1,035	1,043,264
JT International Financial Services BV, 6.88%, 10/24/32 (Call 07/24/32)(b)	350	380,494
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,573	1,375,706
1.50%, 05/01/25 (Call 04/01/25)	1,030	952,865
1.75%, 11/01/30 (Call 08/01/30)	628	486,851
2.10%, 05/01/30 (Call 02/01/30)	780	631,270
2.75%, 02/25/26 (Call 11/25/25)(a)	1,058	986,116
2.88%, 05/01/24 (Call 04/01/24)(a)	886	859,999
3.13%, 08/17/27 (Call 05/17/27)(a)	623	577,023
3.13%, 03/02/28 (Call 12/02/27)(a)	471	430,722
3.25%, 11/10/24	837	810,082
3.38%, 08/11/25 (Call 05/11/25)(a)	1,092	1,046,695
3.38%, 08/15/29 (Call 05/15/29)	870	782,743
3.88%, 08/21/42	1,229	935,243
4.13%, 03/04/43	878	693,360
4.25%, 11/10/44	1,365	1,088,862
4.38%, 11/15/41	720	596,419
4.50%, 03/20/42	847	707,773
4.88%, 02/13/26	910	899,748
4.88%, 02/15/28 (Call 01/15/28)	910	890,818
4.88%, 11/15/43	940	818,443
5.00%, 11/17/25	905	899,681
5.13%, 11/15/24	690	687,844
5.13%, 11/17/27 (Call 10/17/27)	935	930,613
5.13%, 02/15/30 (Call 12/15/29)	1,110	1,086,543
5.38%, 02/15/33 (Call 11/15/32)	1,640	1,612,456
5.63%, 11/17/29 (Call 09/17/29)	1,230	1,246,328
5.75%, 11/17/32 (Call 08/17/32)	1,085	1,097,631
6.38%, 05/16/38	1,325	1,397,968
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,999	1,945,181
5.70%, 08/15/35 (Call 02/15/35)	753	684,680
5.85%, 08/15/45 (Call 02/12/45)	2,371	2,035,058
6.15%, 09/15/43	622	570,164
7.25%, 06/15/37(a)	870	905,194
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	846	732,356
3.20%, 04/21/31 (Call 01/21/31)(b)	965	735,324
4.90%, 04/21/27 (Call 03/21/27)(b)	435	412,090
5.25%, 04/21/32 (Call 01/21/32)(b)	310	271,866

		100,415,852

Airlines — 0.2%
Delta Air Lines Inc., 7.00%, 05/01/25(a)(b)	2,715	2,770,912
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	2,308	2,241,719
4.75%, 10/20/28(b)	3,335	3,167,304
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	3,352	3,352,500

Security	Par (000)	Value

Airlines (continued)
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)(a)	$761	$633,879
3.00%, 11/15/26 (Call 08/15/26)	194	178,509
3.45%, 11/16/27 (Call 08/16/27)(a)	449	410,255
5.13%, 06/15/27 (Call 04/15/27)	2,013	1,984,129
5.25%, 05/04/25 (Call 04/04/25)	2,267	2,257,613

		16,996,820

Apparel — 0.2%
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(a)(b)	745	714,269
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	1,213	1,116,829
2.40%, 03/27/25 (Call 02/27/25)(a)	1,387	1,323,012
2.75%, 03/27/27 (Call 01/27/27)	1,625	1,506,406
2.85%, 03/27/30 (Call 12/27/29)	1,670	1,484,670
3.25%, 03/27/40 (Call 09/27/39)	1,244	999,197
3.38%, 11/01/46 (Call 05/01/46)	1,056	812,042
3.38%, 03/27/50 (Call 09/27/49)(a)	1,285	999,803
3.63%, 05/01/43 (Call 11/01/42)	460	377,115
3.88%, 11/01/45 (Call 05/01/45)(a)	1,288	1,102,442
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,039	1,013,671
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	1,095	955,554
3.75%, 09/15/25 (Call 07/15/25)(a)	889	856,676
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	840	667,440
4.13%, 07/15/27 (Call 04/15/27)	437	412,279
4.25%, 04/01/25 (Call 01/01/25)	80	78,016
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,495	1,399,746
2.80%, 04/23/27 (Call 02/23/27)(a)	1,126	1,021,564
2.95%, 04/23/30 (Call 01/23/30)(a)	1,195	987,181
6.00%, 10/15/33(a)	455	444,980
6.45%, 11/01/37(a)	205	209,085

		18,481,977

Auto Manufacturers — 2.0%
American Honda Finance Corp.
0.55%, 07/12/24	822	770,461
0.75%, 08/09/24(a)	980	918,797
1.00%, 09/10/25	1,135	1,024,478
1.20%, 07/08/25	903	823,206
1.30%, 09/09/26	1,125	987,963
1.50%, 01/13/25	1,060	991,620
1.80%, 01/13/31(a)	490	391,768
2.00%, 03/24/28	654	565,540
2.15%, 09/10/24	757	722,210
2.25%, 01/12/29	1,240	1,063,529
2.30%, 09/09/26	692	630,354
2.35%, 01/08/27(a)	770	701,610
2.40%, 06/27/24	539	518,896
3.50%, 02/15/28(a)	482	451,012
4.70%, 01/12/28	635	625,783
4.75%, 01/12/26	345	341,949
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	659	632,837
2.85%, 08/14/29 (Call 05/14/29)(b)	760	661,891
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	255	239,012
0.80%, 04/01/24(b)	537	511,264
1.25%, 08/12/26 (Call 07/12/26)(b)	667	585,664

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
1.95%, 08/12/31 (Call 05/12/31)(b)	$765	$603,830
2.55%, 04/01/31 (Call 01/01/31)(a)(b)	582	486,829
2.80%, 04/11/26 (Call 01/11/26)(b)	1,080	1,011,130
3.15%, 04/18/24 (Call 03/18/24)(b)	930	908,392
3.25%, 04/01/25(a)(b)	487	469,646
3.30%, 04/06/27 (Call 01/06/27)(a)(b)	560	524,368
3.45%, 04/01/27 (Call 03/01/27)(a)(b)	896	846,200
3.63%, 04/18/29 (Call 01/18/29)(b)	650	596,617
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	525	474,992
3.75%, 04/12/28 (Call 01/12/28)(b)	846	798,461
3.90%, 04/09/25 (Call 03/09/25)(b)	1,278	1,244,962
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	818	770,838
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	975	925,206
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	961	866,722
1.50%, 09/01/30 (Call 06/01/30)	915	723,936
2.60%, 09/01/50 (Call 03/01/50)(a)	1,113	703,164
4.88%, 10/01/43 (Call 04/01/43)	480	455,362
7.13%, 03/01/28(a)	65	70,790
Daimler Finance North America LLC
0.75%, 03/01/24(b)	685	654,227
1.45%, 03/02/26(b)	1,813	1,627,025
2.13%, 03/10/25(b)	775	727,245
2.45%, 03/02/31(a)(b)	740	616,281
2.63%, 03/10/30(b)	740	632,530
2.70%, 06/14/24(b)	646	624,164
3.10%, 08/15/29(b)	513	456,690
3.30%, 05/19/25(a)(b)	862	826,520
4.30%, 02/22/29(b)	670	642,398
Daimler Truck Finance North America LLC
5.13%, 01/19/28(b)	820	807,618
5.15%, 01/16/26(a)(b)	600	593,304
5.20%, 01/17/25	315	312,975
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	325	304,003
2.00%, 12/14/26(b)	1,015	898,068
2.38%, 12/14/28(b)	760	644,012
2.50%, 12/14/31(a)(b)	1,065	854,064
3.50%, 04/07/25(b)	1,375	1,319,240
3.65%, 04/07/27(a)(b)	997	937,030
General Motors Co.
4.00%, 04/01/25(a)	413	399,965
4.20%, 10/01/27 (Call 07/01/27)	1,134	1,072,271
5.00%, 10/01/28 (Call 07/01/28)	1,052	1,018,714
5.00%, 04/01/35	1,018	903,407
5.15%, 04/01/38 (Call 10/01/37)	1,018	882,018
5.20%, 04/01/45	1,458	1,202,299
5.40%, 10/15/29 (Call 08/15/29)	225	216,056
5.40%, 04/01/48 (Call 10/01/47)	950	792,277
5.60%, 10/15/32 (Call 07/15/32)(a)	990	941,252
5.95%, 04/01/49 (Call 10/01/48)(a)	1,100	986,936
6.13%, 10/01/25 (Call 09/01/25)	1,627	1,644,439
6.25%, 10/02/43	1,725	1,624,672
6.60%, 04/01/36 (Call 10/01/35)	1,393	1,390,958
6.75%, 04/01/46 (Call 10/01/45)(a)	800	788,371
6.80%, 10/01/27 (Call 08/01/27)(a)	1,358	1,416,155
General Motors Financial Co. Inc.
1.05%, 03/08/24	748	714,428
1.20%, 10/15/24	790	734,276
1.25%, 01/08/26 (Call 12/08/25)(a)	2,015	1,782,219

Security	Par (000)	Value

Auto Manufacturers (continued)
1.50%, 06/10/26 (Call 05/10/26)	$1,445	$1,261,948
2.35%, 02/26/27 (Call 01/26/27)	1,120	989,829
2.35%, 01/08/31 (Call 10/08/30)	1,184	909,421
2.40%, 04/10/28 (Call 02/10/28)	1,196	1,018,984
2.40%, 10/15/28 (Call 08/15/28)	520	435,252
2.70%, 08/20/27 (Call 06/20/27)	1,099	968,209
2.70%, 06/10/31 (Call 03/10/31)	1,122	877,180
2.75%, 06/20/25 (Call 05/20/25)	1,266	1,187,614
2.90%, 02/26/25 (Call 01/26/25)	1,175	1,112,921
3.10%, 01/12/32 (Call 10/12/31)	1,195	951,091
3.50%, 11/07/24 (Call 09/07/24)	968	934,103
3.60%, 06/21/30 (Call 03/21/30)	1,147	985,147
3.80%, 04/07/25	155	149,129
3.85%, 01/05/28 (Call 10/05/27)	744	680,067
3.95%, 04/13/24 (Call 02/13/24)	1,133	1,111,117
4.00%, 01/15/25 (Call 10/15/24)	1,197	1,160,161
4.00%, 10/06/26 (Call 07/06/26)	880	834,056
4.30%, 07/13/25 (Call 04/13/25)(a)	970	941,732
4.30%, 04/06/29 (Call 02/06/29)	350	319,223
4.35%, 04/09/25 (Call 02/09/25)	837	812,860
4.35%, 01/17/27 (Call 10/17/26)	1,456	1,390,879
5.00%, 04/09/27 (Call 03/09/27)	1,410	1,374,820
5.25%, 03/01/26 (Call 12/01/25)	1,365	1,349,836
5.65%, 01/17/29 (Call 10/17/28)	703	687,667
6.00%, 01/09/28 (Call 12/09/27)	1,110	1,117,190
6.05%, 10/10/25	1,130	1,139,154
6.40%, 01/09/33 (Call 10/09/32)(a)	520	521,713
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	836	789,395
2.53%, 03/10/27 (Call 02/10/27)	545	500,120
2.97%, 03/10/32 (Call 12/10/31)(a)	1,155	1,002,889
Hyundai Capital America
0.88%, 06/14/24(a)(b)	983	925,333
1.00%, 09/17/24(b)	948	882,075
1.30%, 01/08/26 (Call 12/08/25)(b)	1,255	1,111,433
1.50%, 06/15/26 (Call 05/15/26)(a)(b)	950	832,192
1.65%, 09/17/26 (Call 08/17/26)(b)	695	606,790
1.80%, 10/15/25 (Call 09/15/25)(b)	941	852,699
1.80%, 01/10/28 (Call 11/10/27)(b)	870	729,338
2.00%, 06/15/28 (Call 04/15/28)(a)(b)	1,156	962,788
2.10%, 09/15/28 (Call 07/17/28)(b)	530	438,517
2.38%, 10/15/27 (Call 08/15/27)(b)	765	667,690
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	286	270,424
2.75%, 09/27/26(a)(b)	553	500,611
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	576	526,701
3.40%, 06/20/24(b)	500	485,167
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	841	780,785
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	645	648,669
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	830	856,426
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	595	524,181
2.13%, 04/24/25(a)(b)	200	184,863
2.50%, 01/24/27(b)	270	240,935
3.63%, 08/29/27(b)	200	184,950
Kia Corp.
1.00%, 04/16/24(b)	80	76,058
3.25%, 04/21/26(b)	885	820,959
3.50%, 10/25/27(a)(b)	645	590,806
Mercedes-Benz Finance North America LLC
3.25%, 08/01/24(a)(b)	610	591,673

28	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.45%, 01/06/27(b)	$775	$728,108
3.50%, 08/03/25(a)(b)	527	506,513
3.75%, 02/22/28(a)(b)	829	780,972
5.25%, 11/29/27(b)	230	231,064
5.38%, 11/26/25(b)	600	602,407
5.50%, 11/27/24(b)	480	481,216
8.50%, 01/18/31	1,163	1,439,593
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	550	508,036
1.85%, 09/16/26 (Call 08/16/26)(b)	1,410	1,194,996
2.45%, 09/15/28 (Call 07/15/28)(b)	840	671,145
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	384	364,044
2.00%, 03/09/26 (Call 02/09/26)(a)(b)	1,007	884,028
2.75%, 03/09/28 (Call 01/09/28)(b)	973	804,344
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	1,095	1,024,134
4.35%, 09/17/27 (Call 07/17/27)(b)	2,635	2,401,932
4.81%, 09/17/30 (Call 06/17/30)(a)(b)	2,583	2,241,063
PACCAR Financial Corp.
0.50%, 08/09/24	170	158,697
0.90%, 11/08/24	250	233,197
1.10%, 05/11/26	410	363,390
1.80%, 02/06/25	894	838,747
2.00%, 02/04/27(a)	360	324,147
2.15%, 08/15/24	625	597,904
2.85%, 04/07/25	150	143,227
3.15%, 06/13/24	160	155,849
3.55%, 08/11/25	400	386,976
4.60%, 01/10/28	660	654,995
4.95%, 10/03/25(a)	445	444,140
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(a)(b)	1,653	1,434,074
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	1,345	1,057,472
5.63%, 01/12/28 (Call 12/12/27)(b)	225	226,010
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	495	505,970
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,267	1,207,817
1.34%, 03/25/26 (Call 02/25/26)	1,094	981,735
2.36%, 07/02/24(a)	650	625,555
2.36%, 03/25/31 (Call 12/25/30)(a)	481	406,038
2.76%, 07/02/29	515	456,910
3.67%, 07/20/28(a)	300	285,154
Toyota Motor Credit Corp.
0.50%, 06/18/24	1,025	964,882
0.63%, 09/13/24(a)	555	518,130
0.80%, 10/16/25(a)	1,096	982,938
0.80%, 01/09/26	1,005	895,654
1.13%, 06/18/26	1,092	964,088
1.15%, 08/13/27(a)	697	593,591
1.45%, 01/13/25	850	795,589
1.65%, 01/10/31	820	651,709
1.80%, 02/13/25	1,549	1,452,002
1.90%, 01/13/27	840	750,563
1.90%, 04/06/28(a)	761	661,230
1.90%, 09/12/31	878	703,235
2.00%, 10/07/24	240	228,180
2.15%, 02/13/30(a)	982	835,252
2.40%, 01/13/32	225	186,255
2.90%, 04/17/24	884	860,992

Security	Par (000)	Value

Auto Manufacturers (continued)
3.00%, 04/01/25	$1,516	$1,451,017
3.05%, 03/22/27	1,445	1,344,421
3.05%, 01/11/28	531	488,521
3.20%, 01/11/27	814	764,830
3.38%, 04/01/30	1,122	1,027,640
3.40%, 04/14/25	433	417,645
3.65%, 08/18/25	1,142	1,102,552
3.65%, 01/08/29(a)	685	642,933
3.95%, 06/30/25	1,046	1,020,718
4.40%, 09/20/24	690	682,052
4.45%, 06/29/29(a)	840	820,466
4.55%, 09/20/27(a)	1,100	1,082,107
4.63%, 01/12/28(a)	965	952,528
4.70%, 01/12/33	540	529,596
4.80%, 01/10/25	450	447,629
5.40%, 11/10/25	670	676,569
5.45%, 11/10/27	755	771,034
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	1,533	1,372,725
1.63%, 11/24/27 (Call 09/24/27)(a)(b)	491	415,414
2.85%, 09/26/24(b)	538	515,374
3.20%, 09/26/26 (Call 07/26/26)(b)	500	461,401
3.35%, 05/13/25(b)	1,365	1,308,382
3.75%, 05/13/30(b)	670	602,143
3.95%, 06/06/25(a)(b)	1,150	1,111,934
4.35%, 06/08/27 (Call 05/08/27)(b)	1,630	1,563,989
4.60%, 06/08/29 (Call 04/08/29)(a)(b)	755	722,438
4.63%, 11/13/25(b)	933	916,131
4.75%, 11/13/28(a)(b)	1,414	1,373,463

		164,416,707

Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	1,636	987,479
4.35%, 03/15/29 (Call 12/15/28)	464	438,536
4.40%, 10/01/46 (Call 04/01/46)	436	328,219
5.40%, 03/15/49 (Call 09/15/48)(a)	253	220,532
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 03/31/23)	327	308,263
3.25%, 03/01/32 (Call 12/01/31)(a)	590	492,322
4.15%, 05/01/52 (Call 11/01/51)	1,410	1,027,364
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(a)	1,079	968,613
3.38%, 03/15/25 (Call 12/15/24)(a)	889	852,807
4.38%, 03/15/45 (Call 09/15/44)(a)	614	471,799
5.00%, 10/01/25(b)	975	959,844
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	610	529,727
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	505	381,788
3.50%, 05/30/30 (Call 02/28/30)	390	334,128
3.55%, 01/15/52 (Call 07/15/51)	715	447,240
3.80%, 09/15/27 (Call 06/15/27)	802	749,120
4.25%, 05/15/29 (Call 02/15/29)	364	333,284
5.25%, 05/15/49 (Call 11/15/48)	604	509,216
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	1,162	966,744
3.63%, 06/15/24 (Call 03/15/24)(a)	703	686,460
4.15%, 10/01/25 (Call 07/01/25)	1,150	1,114,773

		13,108,258

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks — 22.0%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1 year CMT + 0.800%)(b)(d)	$810	$699,280
2.47%, 12/13/29 (Call 12/13/28), (1 year CMT + 1.100%)(a)(b)(d)	880	733,433
3.32%, 03/13/37 (Call 12/13/31), (5 year CMT + 1.900%)(b)(d)	1,472	1,118,071
4.75%, 07/28/25(b)	1,730	1,681,387
4.80%, 04/18/26(b)	1,228	1,180,108
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24), (3 mo. LIBOR US + 1.874%)(b)(d)	1,260	1,230,901
7.58%, 10/14/26 (Call 10/14/25), (1 day SOFR + 3.456%)(b)(d)	720	736,939
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5 year CMT + 2.700%)(a)(b)(d)	695	686,717
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	1,183	1,035,275
2.17%, 02/18/25(b)	585	548,554
2.55%, 02/13/30(b)	1,035	872,647
3.40%, 03/19/24(b)	756	739,481
3.45%, 07/17/27(a)(b)	512	474,170
3.45%, 01/21/28(a)(b)	967	890,984
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	525	458,938
2.38%, 10/22/31(b)	540	426,255
3.13%, 05/23/24(a)(b)	502	487,091
5.28%, 06/17/32 (Call 06/17/27), (5 year CMT + 2.250%)(b)(d)	730	696,291
5.40%, 11/29/27(b)	1,110	1,107,231
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	739	716,731
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5 year CMT + 1.700%)(a)(b)(d)	2,730	2,081,841
2.95%, 07/22/30 (Call 07/22/25), (5 year CMT + 1.288%)(a)(b)(d)	1,909	1,747,637
3.70%, 11/16/25(a)	827	795,540
4.40%, 05/19/26(b)	1,577	1,510,925
4.50%, 03/19/24(b)	555	548,348
4.83%, 02/03/25	800	793,047
5.09%, 12/08/25	325	323,811
6.74%, 12/08/32(a)(b)	560	578,793
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	1,308	1,171,283
5.86%, 09/14/26 (Call 09/14/25), (1 year CMT + 2.300%)(d)	375	372,294
6.13%, 09/14/28 (Call 09/14/27), (1 year CMT + 2.700%)(d)	50	50,654
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(a)(b).	200	182,145
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	50	41,735
Banco de Credito del Peru SA
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	575	546,250
3.13%, 07/01/30 (Call 07/01/25), (5 year CMT + 3.000%)(b)(d)	740	670,070
3.25%, 09/30/31 (Call 09/30/26), (5 year CMT + 2.450%)(b)(d)	674	593,120
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)(b)	120	99,600
3.50%, 10/12/27(b)	507	469,068
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	355	336,498

Security	Par (000)	Value

Banks (continued)
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(b)	$935	$915,069
4.38%, 04/11/27 (Call 01/11/27)(b)	512	484,480
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	358	326,807
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	1,106	880,180
Banco Santander Chile
2.70%, 01/10/25 (Call 12/10/24)(b)	795	754,187
3.18%, 10/26/31 (Call 07/28/31)(a)(b)	50	42,238
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)	1,474	1,462,945
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1 year CMT + 0.900%)(d)	1,720	1,482,356
1.85%, 03/25/26	1,825	1,617,712
2.71%, 06/27/24	1,501	1,446,501
2.75%, 05/28/25	1,900	1,780,116
2.75%, 12/03/30	1,060	828,165
2.96%, 03/25/31(a)	985	804,039
3.23%, 11/22/32 (Call 08/22/31), (1 year CMT + 1.600%)(d)	1,210	937,509
3.31%, 06/27/29(a)	1,145	1,014,898
3.49%, 05/28/30	1,417	1,221,772
3.50%, 03/24/25	1,220	1,173,257
3.80%, 02/23/28	992	909,280
3.89%, 05/24/24	600	587,234
4.18%, 03/24/28 (Call 03/24/27), (1 year CMT + 2.000%)(d)	2,060	1,925,070
4.25%, 04/11/27	1,640	1,555,918
4.38%, 04/12/28	1,690	1,588,401
5.15%, 08/18/25(a)	450	444,416
5.18%, 11/19/25(a)	1,487	1,464,394
5.29%, 08/18/27	900	881,765
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(a)	1,286	1,200,803
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31), (5 year CMT + 2.150%)(b)(d)	500	404,171
4.05%, 03/19/24(b)	485	477,691
4.45%, 09/19/28(b)	230	220,972
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (1 day SOFR + 0.690%)(d)	3,809	3,600,038
0.98%, 09/25/25 (Call 09/25/24), (1 day SOFR + 0.910%)(d)	1,847	1,714,030
1.20%, 10/24/26 (Call 10/24/25), (1 day SOFR + 1.010%)(a)(d)	2,411	2,145,408
1.32%, 06/19/26 (Call 06/19/25), (1 day SOFR + 1.150%)(d)	3,955	3,587,501
1.53%, 12/06/25 (Call 12/06/24), (1 day SOFR + 0.650%)(d)	1,965	1,826,623
1.73%, 07/22/27 (Call 07/22/26), (1 day SOFR + 0.960%)(d)	4,865	4,285,001
1.90%, 07/23/31 (Call 07/23/30), (1 day SOFR + 1.530%)(d)	3,017	2,351,434
1.92%, 10/24/31 (Call 10/24/30), (1 day SOFR + 1.370%)(d)	2,518	1,951,723
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(d)	1,853	1,724,029

30	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.09%, 06/14/29 (Call 06/14/28), (1 day SOFR + 1.060%)(d)	$2,845	$2,392,064
2.30%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.220%)(d)	3,702	2,895,134
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(d)	2,417	2,293,646
2.48%, 09/21/36 (Call 09/21/31), (5 year CMT + 1.200%)(d)	2,344	1,755,925
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(d)	3,694	3,046,167
2.55%, 02/04/28 (Call 02/04/27), (1 day SOFR + 1.050%)(d)	2,410	2,154,475
2.57%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.210%)(d)	3,573	2,844,806
2.59%, 04/29/31 (Call 04/29/30), (1 day SOFR + 2.150%)(d)	3,302	2,726,835
2.68%, 06/19/41 (Call 06/19/40), (1 day SOFR + 1.930%)(d)	5,296	3,627,731
2.69%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.320%)(d)	4,912	3,983,801
2.83%, 10/24/51 (Call 10/24/50), (1 day SOFR + 1.880%)(a)(d)	1,187	760,025
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(d)	2,408	2,035,947
2.97%, 02/04/33 (Call 02/04/32), (1 day SOFR + 1.330%)(d)	4,020	3,289,734
2.97%, 07/21/52 (Call 07/21/51), (1 day SOFR + 1.560%)(d)	2,175	1,426,270
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(d)	2,457	2,358,598
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(d)	3,587	3,116,699
3.25%, 10/21/27 (Call 10/21/26)	2,713	2,498,097
3.31%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.580%)(d)	3,843	2,857,432
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(d)	2,485	2,378,702
3.38%, 04/02/26 (Call 04/02/25), (1 day SOFR + 1.330%)(d)	4,305	4,117,535
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(d)	6,477	5,895,261
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(d)	2,582	2,523,550
3.50%, 04/19/26	2,283	2,175,457
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(d)	2,724	2,559,933
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)(d)	2,558	2,358,254
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(d)	1,870	1,739,539
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(d)	2,881	2,703,957
3.84%, 04/25/25 (Call 04/27/24), (1 day SOFR + 1.110%)(d)	2,640	2,585,444
3.85%, 03/08/37 (Call 03/08/32), (5 year CMT + 2.000%)(a)(d)	2,527	2,132,325
3.88%, 08/01/25	1,487	1,444,231
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(d)	1,323	1,050,037

Security	Par (000)	Value

Banks (continued)
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(d)	$2,316	$2,150,260
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(d)	3,273	2,994,028
4.00%, 04/01/24	1,977	1,947,449
4.00%, 01/22/25	2,055	2,002,026
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(d)	1,817	1,527,508
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(d)	5,831	4,681,537
4.20%, 08/26/24	2,164	2,122,151
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(d)	1,942	1,679,830
4.25%, 10/22/26	2,142	2,057,202
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(d)	2,896	2,718,221
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(d)	2,783	2,340,503
4.38%, 04/27/28 (Call 04/27/27), (1 day SOFR + 1.580%)(d)	2,275	2,175,038
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(d)	2,151	1,855,562
4.45%, 03/03/26	1,718	1,670,305
4.57%, 04/27/33 (Call 04/27/32), (1 day SOFR + 1.830%)(d)	4,305	4,001,739
4.83%, 07/22/26 (Call 07/22/25), (1 day SOFR + 1.750%)(d)	2,315	2,277,357
4.88%, 04/01/44	412	379,901
4.95%, 07/22/28 (Call 07/22/27), (1 day SOFR + 2.040%)(d)	3,110	3,041,789
5.00%, 01/21/44	2,378	2,251,784
5.02%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.160%)(d)	5,350	5,147,252
5.08%, 01/20/27 (Call 01/20/26)	3,540	3,503,010
5.88%, 02/07/42	2,073	2,158,191
6.11%, 01/29/37	2,819	2,897,610
6.20%, 11/10/28 (Call 11/10/27), (1 day SOFR + 1.999%)(d)	2,150	2,210,581
6.22%, 09/15/26	615	631,879
7.75%, 05/14/38	1,923	2,269,866
Series L, 3.95%, 04/21/25	2,687	2,604,588
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,892	1,803,712
Series L, 4.75%, 04/21/45(a)	569	514,585
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1 day SOFR + 0.910%)(d)	2,320	2,065,998
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1 day SOFR + 1.220%)(d)	2,144	1,741,624
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1 day SOFR + 1.650%)(d)	1,075	788,676
Bank of America NA, 6.00%, 10/15/36(a)	1,408	1,457,751
Bank of China Ltd., 5.00%, 11/13/24(b)	1,830	1,805,917
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26), (1 year CMT + 1.100%)(b)(d)	250	216,933
6.25%, 09/16/26 (Call 09/16/25), (1 year CMT + 2.650%)(b)(d)	925	926,465
Bank of Montreal
0.63%, 07/09/24	1,305	1,224,708
0.95%, 01/22/27 (Call 01/22/26), (1 day SOFR + 0.603%)(a)(d)	1,270	1,116,382

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.25%, 09/15/26	$2,255	$1,950,764
1.50%, 01/10/25	1,393	1,297,990
1.85%, 05/01/25	1,650	1,530,985
2.15%, 03/08/24(a)	770	745,140
2.50%, 06/28/24	1,166	1,121,877
2.65%, 03/08/27	1,165	1,061,511
3.09%, 01/10/37 (Call 01/10/32), (5 year CMT + 1.400%)(d)	1,832	1,442,355
3.70%, 06/07/25	1,235	1,194,201
3.80%, 12/15/32 (Call 12/15/27), (5 year USD Swap + 1.432%)(d)	1,333	1,186,689
4.80%, (Call 08/25/24), (5 year CMT + 2.979%)(a)(d)(e)	260	242,485
5.20%, 02/01/28 (Call 01/01/28)	2,135	2,126,216
Series H, 4.70%, 09/14/27 (Call 08/14/27)	560	547,614
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	594	562,268
0.75%, 01/28/26 (Call 12/28/25)	275	244,037
1.05%, 10/15/26 (Call 09/15/26)(a)	633	549,459
1.60%, 04/24/25 (Call 03/24/25)	1,782	1,652,183
1.65%, 07/14/28 (Call 05/14/28)	400	341,376
1.65%, 01/28/31 (Call 10/28/30)	382	299,613
1.80%, 07/28/31 (Call 04/28/31)(a)	650	506,818
2.05%, 01/26/27 (Call 12/26/26)	545	489,095
2.10%, 10/24/24	936	890,152
2.45%, 08/17/26 (Call 05/17/26)	810	742,170
2.50%, 01/26/32 (Call 10/26/31)(a)	545	444,900
2.80%, 05/04/26 (Call 02/04/26)	929	867,116
3.00%, 10/30/28 (Call 07/30/28)(a)	576	515,602
3.25%, 09/11/24 (Call 08/11/24)	585	567,735
3.25%, 05/16/27 (Call 02/16/27)	1,178	1,103,245
3.30%, 08/23/29 (Call 05/23/29)	789	704,218
3.35%, 04/25/25 (Call 03/25/25)(a)	1,155	1,111,429
3.40%, 05/15/24 (Call 04/15/24)	532	520,081
3.40%, 01/29/28 (Call 10/29/27)(a)	1,020	945,165
3.43%, 06/13/25 (Call 06/13/24), (1 day SOFR + 0.565%)(a)(d)	1,270	1,238,396
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(d)	1,292	1,214,055
3.85%, 04/28/28	916	869,396
3.85%, 04/26/29 (Call 02/26/29)	575	536,917
3.95%, 11/18/25 (Call 10/18/25)	631	611,665
3.99%, 06/13/28 (Call 06/13/27), (1 day SOFR + 1.151%)(d)	590	564,536
4.29%, 06/13/33 (Call 06/13/32), (1 day SOFR + 1.418%)(d)	907	843,546
4.41%, 07/24/26 (Call 07/24/25), (1 day SOFR + 1.345%)(d)	1,025	1,005,421
4.54%, 02/01/29 (Call 02/01/28)	700	680,185
4.60%, 07/26/30 (Call 07/26/29), (1 day SOFR + 1.755%)(d)	660	636,525
4.71%, 02/01/34 (Call 02/01/33)	700	673,309
5.22%, 11/21/25 (Call 11/21/24), (1 day SOFR + 0.800%)(d)	1,015	1,011,448
5.80%, 10/25/28 (Call 10/25/27), (1 day SOFR + 1.802%)(d)	800	819,519
5.83%, 10/25/33 (Call 10/25/32), (1 day SOFR + 2.074%)(d)	1,344	1,399,538
Series G, 3.00%, 02/24/25 (Call 01/24/25)	813	780,010
Series J, 0.85%, 10/25/24 (Call 09/25/24)	410	382,391
Series J, 1.90%, 01/25/29 (Call 11/25/28)(a)	817	682,285

Security	Par (000)	Value

Banks (continued)
Bank of New Zealand
1.00%, 03/03/26(a)(b)	$665	$584,116
2.00%, 02/21/25(a)(b)	1,119	1,048,305
2.29%, 01/27/27(b)	825	738,377
2.87%, 01/27/32(b)	625	520,484
4.85%, 02/07/28	735	722,454
Bank of Nova Scotia (The)
0.65%, 07/31/24	1,308	1,223,392
0.70%, 04/15/24	1,212	1,149,416
1.05%, 03/02/26	1,651	1,454,900
1.30%, 06/11/25(a)	1,657	1,513,156
1.30%, 09/15/26	1,127	979,093
1.35%, 06/24/26	1,200	1,056,703
1.45%, 01/10/25	1,659	1,544,284
1.95%, 02/02/27	865	770,158
2.15%, 08/01/31	420	332,826
2.20%, 02/03/25	1,477	1,391,609
2.45%, 02/02/32	925	744,218
2.70%, 08/03/26	1,291	1,183,414
2.95%, 03/11/27	695	636,919
3.45%, 04/11/25	2,652	2,546,756
4.50%, 12/16/25	1,554	1,506,145
4.59%, 05/04/37 (Call 02/04/32), (5 year CMT + 2.050%)(d)	1,544	1,350,663
4.75%, 02/02/26	1,030	1,013,631
4.85%, 02/01/30	1,195	1,159,361
4.90%, (Call 06/04/25), (5 year CMT + 4.551%)(d)(e)	304	291,596
5.25%, 12/06/24	200	199,635
8.63%, 10/27/82 (Call 10/27/27), (5 year CMT + 4.389%)(d)	200	211,358
Series 2, 3.63%, 10/27/81 (Call 10/27/26), (5 year CMT + 2.613%)(d)	720	557,004
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3 mo. SOFR + 2.090%)(d)	1,070	913,057
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)(a)	592	577,360
5.13%, 06/11/30 (Call 03/11/30)(a)	445	423,413
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(a)(b)	1,145	1,048,712
1.60%, 10/04/26(a)(b)	1,370	1,193,384
2.38%, 11/21/24(b)	863	817,257
4.52%, 07/13/25(b)	300	293,165
4.75%, 07/13/27(b)	345	334,327
4.94%, 01/26/26(b)	1,345	1,326,114
Barclays Bank PLC, 3.75%, 05/15/24	610	597,169
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1 year CMT + 1.050%)(d)	1,705	1,500,023
2.65%, 06/24/31 (Call 06/24/30), (1 year CMT + 1.900%)(d)	739	588,480
2.67%, 03/10/32 (Call 03/10/31), (1 year CMT + 1.200%)(d)	2,705	2,102,072
2.85%, 05/07/26 (Call 05/07/25), (1 day SOFR + 2.714%)(d)	1,760	1,647,875
2.89%, 11/24/32 (Call 11/24/31), (1 year CMT + 1.300%)(d)	1,350	1,048,181
3.33%, 11/24/42 (Call 11/24/41), (1 year CMT + 1.300%)(d)	860	613,547
3.56%, 09/23/35 (Call 09/23/30), (5 year CMT + 2.900%)(d)	1,553	1,238,157

32	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.65%, 03/16/25	$1,655	$1,588,811
3.81%, 03/10/42 (Call 03/10/41), (1 year CMT + 1.700%)(d)	705	510,701
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(d)	2,268	2,207,484
4.34%, 01/10/28 (Call 01/10/27)	1,245	1,161,880
4.38%, 09/11/24	1,125	1,097,842
4.38%, 01/12/26	2,932	2,833,730
4.84%, 05/09/28 (Call 05/07/27)(a)	2,474	2,318,076
4.95%, 01/10/47(a)	1,705	1,525,507
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(d)	1,438	1,369,391
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(d)	1,685	1,560,939
5.20%, 05/12/26	1,827	1,779,085
5.25%, 08/17/45(a)	1,350	1,252,352
5.30%, 08/09/26 (Call 08/09/25), (1 year CMT + 2.300%)(d)	1,550	1,526,973
5.50%, 08/09/28 (Call 08/09/27), (1 year CMT + 2.650%)(d)	1,810	1,773,693
5.75%, 08/09/33 (Call 08/09/32), (1 year CMT + 3.000%)(d)	1,315	1,268,206
7.33%, 11/02/26 (Call 11/02/25), (1 year CMT + 3.050%)(d)	1,375	1,422,819
7.39%, 11/02/28 (Call 11/02/27), (1 year CMT + 3.300%)(d)	1,220	1,283,236
7.44%, 11/02/33 (Call 11/02/32), (1 year CMT + 3.500%)(d)	2,322	2,506,925
BBVA Bancomer SA/Texas
1.88%, 09/18/25(b)	615	560,419
4.38%, 04/10/24(b)	188	184,945
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1 day SOFR + 1.004%)(b)(d)	2,505	2,217,938
1.68%, 06/30/27 (Call 06/30/26), (1 day SOFR + 0.912%)(b)(d)	1,222	1,073,776
1.90%, 09/30/28 (Call 09/30/27), (1 day SOFR + 1.609%)(b)(d)	930	783,698
2.16%, 09/15/29 (Call 09/15/28), (1 day SOFR + 1.218%)(a)(d)	1,630	1,347,882
2.22%, 06/09/26 (Call 06/09/25), (1 day SOFR + 2.074%)(b)(d)	1,927	1,779,788
2.59%, 01/20/28 (Call 01/20/27), (1 day SOFR + 1.228%)(b)(d)	1,518	1,347,580
2.59%, 08/12/35 (Call 08/12/30), (5 year CMT + 2.050%)(a)(b)(d)	1,655	1,284,930
2.82%, 11/19/25 (Call 11/19/24), (3 mo. LIBOR US + 1.111%)(b)(d)	1,328	1,261,128
2.82%, 01/26/41(a)(b)	570	375,535
2.87%, 04/19/32 (Call 04/19/31), (1 day SOFR + 1.387%)(b)(d)	2,657	2,142,095
3.13%, 01/20/33 (Call 01/20/32), (1 day SOFR + 1.561%)(b)(d)	1,695	1,372,053
3.38%, 01/09/25(b)	2,856	2,743,370
3.50%, 11/16/27(b)	1,100	1,010,964
4.25%, 10/15/24(a)	818	798,595
4.38%, 09/28/25(a)(b)	1,029	995,423
4.38%, 05/12/26(b)	1,215	1,161,378
4.38%, 03/01/33 (Call 03/01/28), (5 year USD Swap + 1.483%)(a)(b)(d)	1,235	1,120,610

Security	Par (000)	Value

Banks (continued)
4.40%, 08/14/28(a)(b)	$2,247	$2,121,966
4.63%, 03/13/27(a)(b)	1,943	1,861,904
5.13%, 01/13/29 (Call 01/13/28)	2,500	2,458,314
5.20%, 01/10/30 (Call 01/10/29), (3 mo. LIBOR US + 2.567%)(b)(d)	1,297	1,259,804
BPCE SA
1.00%, 01/20/26(a)(b)	1,400	1,237,009
1.63%, 01/14/25(b)	925	859,618
1.65%, 10/06/26 (Call 10/06/25), (1 day SOFR + 1.520%)(b)(d)	1,380	1,233,775
2.05%, 10/19/27 (Call 10/19/26), (1 day SOFR + 1.087%)(b)(d)	1,393	1,214,719
2.28%, 01/20/32 (Call 01/20/31), (1 day SOFR + 1.312%)(b)(d)	1,150	880,565
2.38%, 01/14/25(b)	1,311	1,232,276
2.70%, 10/01/29(a)(b)	946	806,839
3.12%, 10/19/32 (Call 10/19/31), (1 day SOFR + 1.730%)(a)(b)(d)	1,587	1,226,330
3.25%, 01/11/28(a)(b)	1,035	935,456
3.38%, 12/02/26	381	351,051
3.50%, 10/23/27(b)	945	859,952
3.58%, 10/19/42 (Call 10/19/41), (1 day SOFR + 1.952%)(a)(b)(d)	390	264,773
3.65%, 01/14/37 (Call 01/14/32), (5 year CMT + 1.900%)(a)(b)(d)	795	634,584
4.00%, 04/15/24	930	913,624
4.50%, 03/15/25(b)	1,865	1,802,425
4.63%, 07/11/24(b)	607	592,064
4.63%, 09/12/28(a)(b)	625	587,746
4.75%, 07/19/27(b)	1,470	1,428,713
4.88%, 04/01/26(b)	730	706,163
5.13%, 01/18/28	1,855	1,817,127
5.15%, 07/21/24(b)	1,520	1,496,193
5.75%, 07/19/33 (Call 07/19/32), (1 day SOFR + 2.865%)(b)(d)	1,273	1,242,860
5.98%, 01/18/27 (Call 01/18/26), (1 day SOFR + 2.100%)(b)(d)	1,830	1,827,785
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(d)	305	291,356
CaixaBank SA, 6.21%, 01/18/29 (Call 01/18/28), (1 day SOFR + 2.700%)(b)(d)	785	782,121
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	1,400	1,254,711
1.00%, 10/18/24	634	590,730
1.25%, 06/22/26 (Call 05/22/26)	979	858,990
2.25%, 01/28/25	1,285	1,213,646
3.10%, 04/02/24	801	780,764
3.30%, 04/07/25	1,410	1,352,612
3.45%, 04/07/27	80	74,881
3.60%, 04/07/32 (Call 03/07/32)(a)	1,110	978,561
3.95%, 08/04/25	1,290	1,249,689
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1 day SOFR + 0.911%)(d)	710	666,350
CIMB Bank Bhd, 2.13%, 07/20/27(b)	585	516,138
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1 day SOFR + 0.669%)(d)	1,460	1,378,828
1.12%, 01/28/27 (Call 01/28/26), (1 day SOFR + 0.765%)(d)	2,445	2,148,324
1.28%, 11/03/25 (Call 11/03/24), (1 day SOFR + 0.528%)(d)	950	882,286

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.46%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(d)	$2,655	$2,320,837
2.01%, 01/25/26 (Call 01/25/25), (1 day SOFR + 0.694%)(a)(d)	1,850	1,725,271
2.52%, 11/03/32 (Call 11/03/31), (1 day SOFR + 1.177%)(d)	1,644	1,297,266
2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(d)	3,065	2,461,115
2.57%, 06/03/31 (Call 06/03/30), (1 day SOFR + 2.107%)(d)	3,635	2,981,873
2.67%, 01/29/31 (Call 01/29/30), (1 day SOFR + 1.146%)(d)	2,324	1,933,692
2.90%, 11/03/42 (Call 11/03/41), (1 day SOFR + 1.379%)(a)(d)	1,425	986,187
2.98%, 11/05/30 (Call 11/05/29), (1 day SOFR + 1.422%)(d)	2,672	2,274,487
3.06%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.351%)(d)	3,210	2,635,458
3.07%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.280%)(d)	2,453	2,226,201
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(d)	4,198	3,986,532
3.20%, 10/21/26 (Call 07/21/26)	2,793	2,598,299
3.29%, 03/17/26 (Call 03/17/25), (1 day SOFR + 1.528%)(d)	1,465	1,397,429
3.30%, 04/27/25	1,471	1,407,940
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(d)	4,132	4,020,244
3.40%, 05/01/26(a)	2,192	2,070,325
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(d)	2,568	2,350,427
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(d)	2,842	2,632,772
3.70%, 01/12/26	2,193	2,103,433
3.75%, 06/16/24	958	938,639
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(d)	3,302	2,870,629
3.88%, 03/26/25	1,234	1,194,712
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(d)	970	798,019
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(d)	2,256	2,119,754
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(d)	2,105	1,919,769
4.00%, 08/05/24(a)	35	34,433
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(d)	2,128	1,980,862
4.13%, 07/25/28	1,500	1,403,802
4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(d)	1,560	1,531,215
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(d)	1,102	932,641
4.30%, 11/20/26	1,709	1,638,758
4.40%, 06/10/25	3,186	3,117,297
4.41%, 03/31/31 (Call 03/31/30), (1 day SOFR + 3.914%)(d)	4,304	4,000,704
4.45%, 09/29/27	3,419	3,265,153
4.60%, 03/09/26	1,540	1,499,466
4.65%, 07/30/45	919	813,230
4.65%, 07/23/48 (Call 06/23/48)(a)	2,528	2,267,641

Security	Par (000)	Value

Banks (continued)
4.66%, 05/24/28 (Call 05/24/27), (1 day SOFR + 1.887%)(d)	$1,315	$1,271,886
4.75%, 05/18/46(a)	2,346	2,011,656
4.91%, 05/24/33 (Call 05/24/32), (1 day SOFR + 2.086%)(d)	2,692	2,551,164
5.30%, 05/06/44	1,593	1,496,278
5.32%, 03/26/41 (Call 03/26/40), (1 day SOFR + 4.548%)(d)	1,151	1,117,564
5.50%, 09/13/25	1,761	1,764,204
5.61%, 09/29/26 (Call 09/29/25), (1 day SOFR + 1.546%)(d)	3,612	3,612,025
5.88%, 02/22/33(a)	648	653,393
5.88%, 01/30/42	1,244	1,294,573
6.00%, 10/31/33	807	819,044
6.13%, 08/25/36(a)	657	667,197
6.27%, 11/17/33 (Call 11/17/32), (1 day SOFR + 2.338%)(d)	2,964	3,104,102
6.63%, 01/15/28	401	429,284
6.63%, 06/15/32	992	1,048,326
6.68%, 09/13/43(a)	982	1,082,174
6.88%, 03/05/38	710	774,794
6.88%, 02/15/98(a)	216	227,291
8.13%, 07/15/39	2,230	2,825,077
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	965	901,991
4.58%, 08/09/28 (Call 08/09/27), (1 day SOFR + 2.000%)(d)	1,095	1,061,256
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)	483	461,650
4.12%, 05/23/25 (Call 05/23/24), (1 day SOFR + 1.395%)(d)	1,340	1,308,003
6.06%, 10/24/25 (Call 10/24/24), (1 day SOFR + 1.450%)(d)	700	703,854
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	585	484,260
2.64%, 09/30/32 (Call 07/02/32)	828	630,748
2.85%, 07/27/26 (Call 04/25/26)(a)	455	421,861
3.25%, 04/30/30 (Call 01/30/30)(a)	1,095	956,574
4.30%, 12/03/25 (Call 11/03/25)	583	562,417
5.64%, 05/21/37 (Call 05/21/32), (5 year CMT + 2.750%)(d)	530	498,023
Comerica Bank
2.50%, 07/23/24	492	471,589
4.00%, 07/27/25	350	337,169
5.33%, 08/25/33 (Call 08/25/32), (1 day SOFR + 2.610%)(d)	170	163,835
Comerica Inc.
3.80%, 07/22/26	262	248,704
4.00%, 02/01/29 (Call 10/31/28)(a)	694	647,236
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	1,947	1,709,696
1.88%, 09/15/31(b)	935	744,599
2.30%, 03/14/25(b)	1,555	1,468,520
2.55%, 03/14/27(a)(b)	1,486	1,354,748
2.63%, 09/06/26(a)(b)	1,075	986,490
2.69%, 03/11/31(b)	2,180	1,717,206
2.85%, 05/18/26(a)(b)	910	846,400
3.15%, 09/19/27(b)	392	361,316
3.31%, 03/11/41(a)(b)	1,167	822,769
3.35%, 06/04/24(b)	360	351,260

34	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.61%, 09/12/34 (Call 09/12/29), (5 year CMT + 2.050%)(b)(d)	$2,001	$1,689,860
3.74%, 09/12/39(b)	1,406	1,075,935
3.78%, 03/14/32(b)	795	667,452
3.90%, 03/16/28(a)(b)	1,132	1,081,169
3.90%, 07/12/47(b)	1,538	1,311,081
4.32%, 01/10/48(a)(b)	1,141	895,732
4.50%, 12/09/25(b)	538	521,365
5.08%, 01/10/25(a)	1,100	1,098,367
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1 year CMT + 0.730%)(b)(d)	1,199	1,063,938
1.11%, 02/24/27 (Call 02/24/26), (1 year CMT + 0.550%)(b)(d)	2,260	1,979,787
1.34%, 06/24/26 (Call 06/24/25), (1 year CMT + 1.000%)(b)(d)	1,160	1,046,451
1.98%, 12/15/27 (Call 12/15/26), (1 year CMT + 0.730%)(b)(d)	1,930	1,681,599
2.63%, 07/22/24(b)	1,426	1,371,951
3.65%, 04/06/28 (Call 04/06/27), (1 year CMT + 1.220%)(b)(d)	3,205	2,988,618
3.75%, 07/21/26	1,528	1,432,937
3.76%, 04/06/33 (Call 04/06/32), (1 year CMT + 1.420%)(a)(b)(d)	1,040	904,345
4.38%, 08/04/25	1,105	1,070,386
4.66%, 08/22/28 (Call 08/22/27), (1 year CMT + 1.750%)(b)(d)	1,225	1,182,706
5.25%, 05/24/41	1,452	1,514,209
5.25%, 08/04/45(a)	1,067	1,009,354
5.56%, 02/28/29 (Call 02/28/28)(a)	1,500	1,491,811
5.75%, 12/01/43	1,425	1,433,239
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	1,165	1,086,845
3.38%, 05/21/25	1,612	1,550,078
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	660	615,422
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1 day SOFR + 0.892%)(b)(d)	2,077	1,833,135
2.02%, 01/11/27(a)(b)	975	866,112
2.81%, 01/11/41(b)	911	598,985
3.25%, 01/14/30(a)(b)	1,439	1,219,472
4.00%, 01/10/33 (Call 01/10/28), (5 year USD Swap + 1.644%)(b)(d)	1,525	1,367,052
4.38%, 03/17/25(a)(b)	280	271,516
5.30%, 07/12/28	2,485	2,471,427
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (1 day SOFR + 1.676%)(b)(d)	2,127	1,951,859
2.38%, 01/22/25(b)	633	596,978
3.25%, 10/04/24(a)(b)	1,310	1,262,923
3.88%, 04/15/24(a)(b)	895	877,851
4.13%, 01/10/27(b)	821	780,756
Credit Suisse AG/New York NY
0.50%, 02/02/24	419	395,024
1.25%, 08/07/26	1,875	1,532,448
2.95%, 04/09/25	1,319	1,197,767
3.63%, 09/09/24	1,818	1,718,359
3.70%, 02/21/25	1,780	1,656,958
5.00%, 07/09/27	1,170	1,072,419
7.50%, 02/15/28	800	807,815

Security	Par (000)	Value

Banks (continued)
7.95%, 01/09/25	$2,000	$2,019,657
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26), (1 day SOFR + 0.980%)(b)(d)	2,295	1,849,401
2.19%, 06/05/26 (Call 06/05/25), (1 day SOFR + 2.044%)(b)(d)	1,872	1,612,414
2.59%, 09/11/25 (Call 09/11/24), (1 day SOFR + 1.560%)(b)(d)	2,150	1,947,996
3.09%, 05/14/32 (Call 05/14/31), (1 day SOFR + 1.730%)(b)(d)	1,903	1,339,019
3.75%, 03/26/25(a)	1,635	1,493,589
3.87%, 01/12/29 (Call 01/12/28), (3 mo. LIBOR US + 1.410%)(b)(d)	1,997	1,637,902
4.19%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.730%)(b)(d)	2,871	2,276,922
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	2,277	1,911,645
4.55%, 04/17/26	1,975	1,764,431
4.88%, 05/15/45	1,991	1,451,702
6.37%, 07/15/26 (Call 07/15/25), (1 day SOFR + 3.340%)(b)(d)	1,095	1,030,090
6.44%, 08/11/28 (Call 08/11/27), (1 day SOFR + 3.700%)(b)(d)	1,250	1,155,479
6.54%, 08/12/33 (Call 08/12/32), (1 day SOFR + 3.920%)(b)(d)	2,085	1,872,310
9.02%, 11/15/33 (Call 11/15/32), (1 day SOFR + 5.020%)(b)(d)	1,805	1,895,571
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24), (1 year CMT + 0.550%)(b)(d)	1,332	1,233,616
1.55%, 09/10/27 (Call 09/10/26), (1 year CMT + 0.730%)(b)(d)	665	578,096
1.62%, 09/11/26 (Call 09/11/25), (1 year CMT + 1.350%)(a)(b)(d)	1,052	943,870
3.24%, 12/20/25 (Call 12/20/24), (3 mo. LIBOR US + 1.591%)(b)(d)	693	658,638
3.77%, 03/28/25 (Call 03/28/24), (1 year CMT + 1.450%)(b)(d)	1,160	1,135,169
4.30%, 04/01/28 (Call 04/01/27), (1 year CMT + 1.750%)(b)(d)	1,995	1,879,751
4.38%, 06/12/28(a)(b)	710	665,514
Danske Bank AS, 6.47%, 01/09/26 (Call 01/09/25), (1 year CMT + 2.100%)(b)(d)	1,920	1,931,801
DBS Group Holdings Ltd., 1.17%, 11/22/24(a)(b)	50	46,598
Deutsche Bank AG
4.10%, 01/13/26	1,144	1,091,151
4.50%, 04/01/25(a)	1,185	1,142,613
6.12%, 07/14/26 (Call 07/14/25), (1 day SOFR + 3.190%)(d)	1,035	1,032,338
7.08%, 02/10/34 (Call 02/10/33), (1 day SOFR + 3.650%)(d)	565	550,642
Deutsche Bank AG/London, 3.70%, 05/30/24	465	455,042
Deutsche Bank AG/New York NY
0.90%, 05/28/24	937	882,906
1.00%, 04/01/25 (Call 04/01/24), (1 day SOFR + 1.131%)(d)	1,891	1,790,042
1.69%, 03/19/26	1,005	902,037
2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(d)	1,940	1,738,707
2.31%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(d)	515	447,150

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(d)	$2,710	$2,357,850
3.04%, 05/28/32 (Call 05/28/31), (1 day SOFR + 1.718%)(d)	668	526,265
3.55%, 09/18/31 (Call 09/18/30), (1 day SOFR + 3.043%)(d)	2,065	1,723,410
3.70%, 05/30/24	1,058	1,027,711
3.73%, 01/14/32 (Call 01/14/31), (1 day SOFR + 2.757%)(d)	1,055	827,462
3.74%, 01/07/33 (Call 10/07/31), (1 day SOFR + 2.257%)(d)	820	628,262
3.96%, 11/26/25 (Call 11/26/24), (1 day SOFR + 2.581%)(d)	1,590	1,525,130
4.10%, 01/13/26	455	435,199
4.16%, 05/13/25	95	92,601
4.88%, 12/01/32 (Call 12/01/27), (5 year USD ICE Swap + 2.553%)(a)(d)	2,320	2,038,103
5.37%, 09/09/27	300	297,418
5.88%, 07/08/31 (Call 04/08/30), (1 day SOFR + 5.438%)(a)(d)	80	73,448
6.72%, 01/18/29 (Call 01/18/28), (1 day SOFR + 3.180%)(d)	1,825	1,844,330
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)(a)	430	409,040
2.70%, 02/06/30 (Call 11/06/29)	955	778,378
3.45%, 07/27/26 (Call 04/27/26)	1,205	1,121,805
4.25%, 03/13/26	752	722,048
4.65%, 09/13/28 (Call 06/13/28)	1,830	1,742,284
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24), (1 year CMT + 0.330%)(b)(d)	1,125	1,038,784
1.13%, 09/16/26 (Call 09/16/25), (1 year CMT + 0.850%)(a)(b)(d)	840	741,271
1.54%, 05/25/27 (Call 05/25/26), (1 year CMT + 0.720%)(b)(d)	1,225	1,068,635
1.61%, 03/30/28 (Call 03/30/27), (1 year CMT + 0.680%)(b)(d)	890	760,396
5.90%, 10/09/26 (Call 10/09/25), (1 day SOFR + 1.950%)(b)(d)	1,075	1,072,897
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	720	677,767
2.05%, 02/10/25(b)	1,522	1,417,322
4.40%, 08/23/25(b)	757	736,735
4.55%, 08/23/27(a)(b)	977	950,740
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(a)(d)	765	678,804
2.38%, 01/28/25 (Call 12/29/24)	910	859,293
2.55%, 05/05/27 (Call 04/05/27)	1,222	1,106,615
3.95%, 03/14/28 (Call 02/14/28)(a)	598	566,942
4.06%, 04/25/28 (Call 04/25/27), (1 day SOFR + 1.355%)(a)(d)	535	509,425
4.34%, 04/25/33 (Call 04/05/32), (1 day SOFR + 1.660%)(a)(d)	685	633,606
4.77%, 07/28/30 (Call 07/28/29), (1 day SOFR + 2.127%)(d)	986	945,216
6.36%, 10/27/28 (Call 10/27/27), (1 day SOFR + 2.192%)(d)	1,299	1,338,050
8.25%, 03/01/38	1,500	1,870,920

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	$867	$780,085
3.85%, 03/15/26 (Call 02/15/26)	866	819,488
3.95%, 07/28/25 (Call 06/28/25)	925	900,000
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3 mo. SOFR + 2.465%)(d)	832	781,593
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	640	640,341
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	735	711,046
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	610	457,571
4.63%, 02/13/47 (Call 08/13/46)	879	696,655
First-Citizens Bank & Trust Co. 2.97%, 09/27/25 (Call 09/27/24), (3 mo. SOFR + 1.715%)(d)	679	646,268
6.13%, 03/09/28	855	875,869
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	663	654,660
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	500	521,615
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1 day SOFR + 0.609%)(d)	1,031	936,073
1.09%, 12/09/26 (Call 12/09/25), (1 day SOFR + 0.789%)(d)	1,969	1,733,145
1.43%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.798%)(d)	3,232	2,848,651
1.54%, 09/10/27 (Call 09/10/26), (1 day SOFR + 0.818%)(d)	3,215	2,791,574
1.95%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.913%)(d)	4,163	3,646,561
1.99%, 01/27/32 (Call 01/27/31), (1 day SOFR + 1.090%)(d)	2,821	2,167,417
2.38%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.248%)(d)	4,236	3,327,040
2.60%, 02/07/30 (Call 11/07/29)	1,968	1,655,405
2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(d)	4,138	3,323,235
2.64%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.114%)(d)	2,958	2,643,254
2.65%, 10/21/32 (Call 10/21/31), (1 day SOFR + 1.264%)(d)	3,352	2,672,666
2.91%, 07/21/42 (Call 07/21/41), (1 day SOFR + 1.472%)(d)	1,724	1,188,780
3.00%, 03/15/24	635	618,264
3.10%, 02/24/33 (Call 02/24/32), (1 day SOFR + 1.410%)(d)	3,515	2,897,285
3.21%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.513%)(d)	2,512	1,822,869
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(d)	2,889	2,777,427
3.44%, 02/24/43 (Call 02/24/42), (1 day SOFR + 1.632%)(d)	2,045	1,525,867
3.50%, 01/23/25 (Call 10/23/24)	2,147	2,074,494
3.50%, 04/01/25 (Call 03/01/25)	2,533	2,440,201
3.50%, 11/16/26 (Call 11/16/25)(a)	2,474	2,322,334
3.62%, 03/15/28 (Call 03/15/27), (1 day SOFR + 1.846%)(d)	3,445	3,197,152
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(d)	2,223	2,064,857
3.75%, 05/22/25 (Call 02/22/25)	1,694	1,636,725
3.75%, 02/25/26 (Call 11/25/25)	1,957	1,870,323
3.80%, 03/15/30 (Call 12/15/29)	2,790	2,531,863

36	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(d)	$2,870	$2,634,392
3.85%, 07/08/24 (Call 04/08/24)	1,503	1,470,829
3.85%, 01/26/27 (Call 01/26/26)	3,550	3,358,413
4.00%, 03/03/24	1,929	1,900,401
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(d)	2,689	2,221,148
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(d)	3,791	3,549,045
4.25%, 10/21/25	2,481	2,403,181
4.39%, 06/15/27 (Call 06/15/26), (1 day SOFR + 1.510%)(d)	745	718,875
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(d)	1,595	1,387,464
4.48%, 08/23/28 (Call 08/23/27), (1 day SOFR + 1.725%)(d)	2,435	2,333,656
4.75%, 10/21/45 (Call 04/21/45)	2,062	1,846,031
4.80%, 07/08/44 (Call 01/08/44)	2,274	2,039,816
5.15%, 05/22/45	2,300	2,131,484
5.70%, 11/01/24	3,100	3,118,297
5.95%, 01/15/27	845	860,352
6.13%, 02/15/33(a)	1,185	1,250,810
6.25%, 02/01/41	2,977	3,185,392
6.45%, 05/01/36	1,058	1,100,737
6.75%, 10/01/37	6,200	6,599,591
Hana Bank
1.25%, 12/16/26(a)(b)	95	80,722
3.50%, (Call 10/19/26), (5 year CMT + 2.409%)(a)(b)(d)(e).	380	334,400
HBOS PLC, 6.00%, 11/01/33(a)(b)	341	326,664
HSBC Bank USA NA, 7.00%, 01/15/39(a)	705	790,175
HSBC Bank USA NA/New York NY
5.63%, 08/15/35(a)	505	479,378
5.88%, 11/01/34(a)	245	239,036
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30), (3 mo. LIBOR US + 4.980%)(b)(d)(e)	832	1,031,058
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1 day SOFR + 0.708%)(d)	1,823	1,714,871
1.59%, 05/24/27 (Call 05/24/26), (1 day SOFR + 1.290%)(d)	1,705	1,491,564
1.65%, 04/18/26 (Call 04/18/25), (1 day SOFR + 1.538%)(d)	2,017	1,847,780
2.01%, 09/22/28 (Call 09/22/27), (1 day SOFR + 1.732%)(d)	2,030	1,718,427
2.10%, 06/04/26 (Call 06/04/25), (1 day SOFR + 1.929%)(d)	1,690	1,555,201
2.21%, 08/17/29 (Call 08/17/28), (1 day SOFR + 1.285%)(d)	1,970	1,633,037
2.25%, 11/22/27 (Call 11/22/26), (1 day SOFR + 1.100%)(d)	2,060	1,812,058
2.36%, 08/18/31 (Call 08/18/30), (1 day SOFR + 1.947%)(d)	1,155	912,024
2.63%, 11/07/25 (Call 11/07/24), (1 day SOFR + 1.401%)(d)	2,197	2,080,537
2.80%, 05/24/32 (Call 05/24/31), (1 day SOFR + 1.187%)(d)	3,122	2,492,158
2.85%, 06/04/31 (Call 06/04/30), (1 day SOFR + 2.387%)(d)	1,202	988,824
2.87%, 11/22/32 (Call 11/22/31), (1 day SOFR + 1.410%)(d)	1,495	1,184,274

Security	Par (000)	Value

Banks (continued)
3.00%, 03/10/26 (Call 03/10/25), (1 day SOFR + 1.430%)(d)	$1,525	$1,442,036
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(d)	2,389	2,338,807
3.90%, 05/25/26	2,140	2,039,752
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(d)	2,882	2,582,253
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(d)	2,518	2,350,447
4.18%, 12/09/25 (Call 12/09/24), (1 day SOFR + 1.510%)(a)(d)	1,360	1,322,926
4.29%, 09/12/26 (Call 09/15/25), (3 mo. LIBOR US + 1.348%)(d)	2,241	2,157,296
4.30%, 03/08/26	2,382	2,303,454
4.38%, 11/23/26	1,709	1,640,583
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(d)	3,036	2,852,729
4.76%, 06/09/28 (Call 06/09/27), (1 day SOFR + 2.110%)(d)	3,710	3,563,664
4.76%, 03/29/33 (Call 03/29/32), (1 day SOFR + 2.530%)(d)	1,520	1,365,659
4.95%, 03/31/30	2,037	1,962,740
5.21%, 08/11/28 (Call 08/11/27), (1 day SOFR + 2.610%)(d)	1,925	1,882,344
5.25%, 03/14/44	1,415	1,277,880
5.40%, 08/11/33 (Call 08/11/32), (1 day SOFR + 2.870%)(d)	2,795	2,678,815
6.10%, 01/14/42(a)	615	656,206
6.50%, 05/02/36	3,200	3,284,690
6.50%, 09/15/37	2,467	2,470,054
6.80%, 06/01/38	2,609	2,676,914
7.34%, 11/03/26 (Call 11/03/25), (1 day SOFR + 3.030%)(a)(d)	1,600	1,667,435
7.39%, 11/03/28 (Call 11/03/27), (1 day SOFR + 3.350%)(d)	2,035	2,149,440
7.63%, 05/17/32(a)	75	81,839
8.11%, 11/03/33 (Call 11/03/32), (1 day SOFR + 4.250%)(d)	2,860	3,157,074
HSBC USA Inc.
3.50%, 06/23/24	780	760,451
3.75%, 05/24/24	985	964,311
7.20%, 07/15/97(a)	170	186,768
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31), (5 year CMT + 1.170%)(d)	1,155	850,267
4.44%, 08/04/28 (Call 08/04/27), (1 day SOFR + 1.970%)(d)	1,247	1,191,136
5.02%, 05/17/33 (Call 05/17/32), (1 day SOFR + 2.050%)(a)(d)	628	601,515
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 01/04/30)	725	606,761
2.63%, 08/06/24 (Call 07/06/24)	762	732,795
4.00%, 05/15/25 (Call 04/15/25)	925	897,963
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1 day SOFR + 1.650%)(d)	480	463,651
5.65%, 01/10/30 (Call 11/10/29)	315	317,798
5.70%, 11/18/25 (Call 11/18/24), (1 day SOFR + 1.215%)(d)	1,249	1,250,711

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	$360	$331,934
4.00%, 03/18/26(b)	690	654,910
Indonesia Government International Bond, 3.54%, 11/08/27(a)	733	695,918
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	1,950	1,918,139
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1 year CMT + 1.100%)(b)(d)	1,010	915,030
1.73%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.005%)(d)	1,929	1,712,209
2.73%, 04/01/32 (Call 04/01/31), (1 day SOFR + 1.316%)(d)	977	788,144
3.55%, 04/09/24	901	881,271
3.87%, 03/28/26 (Call 03/28/25), (1 day SOFR + 1.640%)(d)	1,380	1,327,509
3.95%, 03/29/27	1,069	1,011,340
4.02%, 03/28/28 (Call 03/28/27), (1 day SOFR + 1.830%)(d)	1,520	1,427,444
4.05%, 04/09/29(a)	934	864,712
4.25%, 03/28/33 (Call 03/28/32), (1 day SOFR + 2.070%)(d)	1,150	1,033,640
4.55%, 10/02/28	1,132	1,080,873
4.63%, 01/06/26(b)	1,766	1,740,586
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	345	311,705
3.88%, 01/12/28(b)	530	476,337
7.00%, 11/21/25(b)	400	408,519
8.25%, 11/21/33 (Call 11/21/32), (1 year CMT + 4.400%)(b)(d)	2,340	2,463,053
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1 day SOFR + 0.490%)(d)	1,553	1,442,092
0.82%, 06/01/25 (Call 06/01/24), (1 day SOFR + 0.540%)(d)	3,243	3,042,329
0.97%, 06/23/25 (Call 06/23/24), (3 mo. SOFR + 0.580%)(d)	2,655	2,491,536
1.04%, 02/04/27 (Call 02/04/26), (3 mo. SOFR + 0.695%)(a)(d)	1,877	1,648,244
1.05%, 11/19/26 (Call 11/19/25), (1 day SOFR + 0.800%)(d)	2,512	2,224,727
1.47%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(d)	2,644	2,292,138
1.56%, 12/10/25 (Call 12/10/24), (1 day SOFR + 0.605%)(d)	3,334	3,098,929
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(d)	3,250	2,875,154
1.76%, 11/19/31 (Call 11/19/30), (3 mo. SOFR + 1.105%)(d)	1,626	1,250,117
1.95%, 02/04/32 (Call 02/04/31), (1 day SOFR + 1.065%)(d)	2,923	2,269,846
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(d)	2,341	2,177,418
2.07%, 06/01/29 (Call 06/01/28), (1 day SOFR + 1.015%)(d)	1,815	1,530,347
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(d)	4,796	4,453,462
2.18%, 06/01/28 (Call 06/01/27), (1 day SOFR + 1.890%)(d)	1,580	1,382,288

Security	Par (000)	Value

Banks (continued)
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(d)	$1,773	$1,676,915
2.52%, 04/22/31 (Call 04/22/30), (1 day SOFR + 2.040%)(d)	2,690	2,224,217
2.53%, 11/19/41 (Call 11/19/40), (1 day SOFR + 1.510%)(d)	1,820	1,221,044
2.55%, 11/08/32 (Call 11/08/31), (1 day SOFR + 1.180%)(d)	3,268	2,612,888
2.58%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.250%)(d)	3,208	2,599,512
2.60%, 02/24/26 (Call 02/24/25), (1 day SOFR + 0.915%)(a)(d)	3,445	3,244,688
2.74%, 10/15/30 (Call 10/15/29), (1 day SOFR + 1.510%)(d)	4,158	3,507,261
2.95%, 10/01/26 (Call 07/01/26)(a)	1,807	1,680,371
2.95%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.170%)(d)	1,575	1,428,479
2.96%, 05/13/31 (Call 05/13/30), (1 day SOFR + 2.515%)(d)	2,723	2,286,789
2.96%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.260%)(d)	3,662	3,017,269
3.11%, 04/22/41 (Call 04/22/40), (1 day SOFR + 2.460%)(d)	1,920	1,412,486
3.11%, 04/22/51 (Call 04/22/50), (1 day SOFR + 2.440%)(d)	2,562	1,745,136
3.13%, 01/23/25 (Call 10/23/24)	2,032	1,957,682
3.16%, 04/22/42 (Call 04/22/41), (1 day SOFR + 2.460%)(d)	2,403	1,759,802
3.20%, 06/15/26 (Call 03/15/26)(a)	1,829	1,721,959
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(d)	1,674	1,633,807
3.30%, 04/01/26 (Call 01/01/26)(a)	1,935	1,830,551
3.33%, 04/22/52 (Call 04/22/51), (1 day SOFR + 1.580%)(d)	3,812	2,704,352
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(d)	2,969	2,715,063
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(d)	2,918	2,698,434
3.63%, 05/13/24	1,806	1,773,492
3.63%, 12/01/27 (Call 12/01/26)(a)	1,051	980,621
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(d)	3,111	2,806,599
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(d)	3,376	3,171,762
3.85%, 06/14/25 (Call 06/14/24), (1 day SOFR + 0.980%)(d)	3,285	3,206,616
3.88%, 09/10/24	1,650	1,610,623
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(d)	2,767	2,306,461
3.90%, 07/15/25 (Call 04/15/25)	2,334	2,267,043
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(d)	1,943	1,544,899
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)(d)	2,155	2,063,575
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(d)	3,748	3,007,774
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(d)	3,159	2,935,229
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(d)	1,618	1,320,705

38	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/26/26 (Call 04/26/25), (1 day SOFR + 1.320%)(d)	$3,060	$2,974,098
4.13%, 12/15/26(a)	1,945	1,876,654
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(d)	2,299	2,155,242
4.25%, 10/01/27	1,927	1,854,413
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(d)	2,117	1,811,645
4.32%, 04/26/28 (Call 04/26/27), (1 day SOFR + 1.560%)(d)	3,325	3,187,628
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(d)	1,281	1,213,910
4.49%, 03/24/31 (Call 03/24/30), (3 mo. SOFR + 3.790%)(d)	2,484	2,343,673
4.57%, 06/14/30 (Call 06/14/29), (1 day SOFR + 1.750%)(d)	2,045	1,944,965
4.59%, 04/26/33 (Call 04/26/32), (1 day SOFR + 1.800%)(d)	2,945	2,744,679
4.85%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.990%)(d)	3,075	3,002,304
4.85%, 02/01/44	1,170	1,095,852
4.91%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.080%)(d)	4,985	4,773,187
4.95%, 06/01/45	1,664	1,529,359
5.40%, 01/06/42(a)	1,645	1,633,642
5.50%, 10/15/40	1,440	1,450,657
5.55%, 12/15/25 (Call 12/15/24), (1 day SOFR + 1.070%)(d)	2,780	2,776,579
5.60%, 07/15/41	2,146	2,184,450
5.63%, 08/16/43	1,617	1,612,155
5.72%, 09/14/33 (Call 09/14/32), (1 day SOFR + 2.580%)(d)	4,340	4,312,618
6.40%, 05/15/38	2,987	3,269,859
7.63%, 10/15/26(a)	1,627	1,754,127
7.75%, 07/15/25	55	57,784
8.00%, 04/29/27(a)	1,674	1,871,987
8.75%, 09/01/30	137	160,794
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28), (1 year CMT + 2.100%)(b)(d)	1,065	1,050,967
KeyBank NA/Cleveland OH
3.30%, 06/01/25	1,158	1,108,524
3.40%, 05/20/26	547	511,052
3.90%, 04/13/29 (Call 03/13/29)	1,010	909,079
4.15%, 08/08/25	1,079	1,052,345
4.90%, 08/08/32	615	578,740
5.00%, 01/26/33 (Call 10/26/32)	580	557,685
5.85%, 11/15/27 (Call 10/16/27)	1,669	1,708,228
6.95%, 02/01/28	300	314,917
KeyCorp
2.25%, 04/06/27(a)	738	657,060
2.55%, 10/01/29(a)	730	617,478
3.88%, 05/23/25 (Call 05/23/24), (1 day SOFR + 1.250%)(d)	860	841,412
4.10%, 04/30/28	417	395,650
4.15%, 10/29/25(a)	498	485,212
4.79%, 06/01/33 (Call 06/01/32), (1 day SOFR + 2.060%)(d)	925	866,916
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(b)	898	844,633

Security	Par (000)	Value

Banks (continued)
Kookmin Bank
1.75%, 05/04/25(a)(b)	$685	$632,878
2.50%, 11/04/30(b)	60	48,379
4.35%, (Call 07/02/24), (5 year CMT + 2.639%)(b)(d)(e)	184	177,039
Lloyds Bank PLC, 3.50%, 05/14/25	320	306,702
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1 year CMT + 0.850%)(d)	1,230	1,074,268
2.44%, 02/05/26 (Call 02/05/25), (1 year CMT + 1.000%)(d)	1,310	1,228,313
3.37%, 12/14/46 (Call 09/14/41), (5 year CMT + 1.500%)(d)	1,371	928,328
3.51%, 03/18/26 (Call 03/18/25), (1 year CMT + 1.600%)(a)(d)	1,200	1,144,801
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(d)	2,260	2,049,418
3.75%, 01/11/27	1,500	1,398,035
3.75%, 03/18/28 (Call 03/18/27), (1 year CMT + 1.800%)(d)	1,127	1,042,906
3.87%, 07/09/25 (Call 07/09/24), (1 year CMT + 3.500%)(d)	2,543	2,476,808
3.90%, 03/12/24	815	800,977
4.34%, 01/09/48	1,347	1,041,147
4.38%, 03/22/28	1,282	1,212,346
4.45%, 05/08/25	1,532	1,493,717
4.55%, 08/16/28	1,500	1,420,820
4.58%, 12/10/25(a)	1,133	1,089,792
4.65%, 03/24/26	1,875	1,806,619
4.72%, 08/11/26 (Call 08/11/25), (1 year CMT + 1.750%)(d)	1,425	1,389,309
4.98%, 08/11/33 (Call 08/11/32), (1 year CMT + 2.300%)(a)(d)	895	833,614
5.30%, 12/01/45(a)	600	534,037
5.87%, 03/06/29 (Call 03/06/28)	810	810,157
7.95%, 11/15/33 (Call 11/15/32), (1 year CMT + 3.750%)(d)	1,850	2,025,665
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)	300	293,952
4.55%, 08/16/28 (Call 08/16/27), (3 mo. SOFR + 1.780%)(a)(d)	893	862,856
5.05%, 01/27/34 (Call 01/27/33)	1,150	1,097,411
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	1,572	1,484,581
3.05%, 03/03/36 (Call 03/03/31), (5 year CMT + 1.700%)(b)(d)	1,605	1,219,608
3.23%, 03/21/25(a)(b)	1,167	1,119,932
3.62%, 06/03/30(a)(b)	785	663,181
3.90%, 01/15/26(a)(b)	590	570,251
4.00%, 07/29/25(a)(b)	430	416,711
4.88%, 06/10/25(b)	615	603,623
6.79%, 01/18/33(b)	1,020	1,029,781
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24), (1 day SOFR + 0.694%)(b)(d)	1,480	1,366,292
1.34%, 01/12/27 (Call 01/12/26), (1 day SOFR + 1.069%)(b)(d)	1,732	1,522,376
1.63%, 09/23/27 (Call 09/23/26), (1 day SOFR + 0.910%)(b)(d)	1,060	913,254
1.94%, 04/14/28 (Call 04/14/27), (1 day SOFR + 0.995%)(a)(b)(d)	820	697,656

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.69%, 06/23/32 (Call 06/23/31), (1 day SOFR + 1.440%)(b)(d)	$940	$744,968
2.87%, 01/14/33 (Call 01/14/32), (3 mo. SOFR + 1.532%)(b)(d)	1,024	811,643
3.76%, 11/28/28 (Call 11/28/27), (3 mo. LIBOR US + 1.372%)(a)(b)(d)	401	368,621
4.10%, 06/21/28 (Call 06/21/27), (1 day SOFR + 2.125%)(b)(d)	795	747,913
4.44%, 06/21/33 (Call 06/21/32), (1 day SOFR + 2.405%)(a)(b)(d)	655	594,740
4.65%, 03/27/29 (Call 03/27/28), (3 mo. LIBOR US + 1.727%)(a)(b)(d)	530	507,148
5.03%, 01/15/30 (Call 01/15/29), (3 mo. LIBOR US + 1.750%)(b)(d)	958	933,942
5.11%, 08/09/26 (Call 08/09/25), (1 day SOFR + 2.208%)(a)(b)(d)	720	713,621
5.49%, 11/09/33 (Call 11/09/32), (1 day SOFR + 2.865%)(a)(b)(d)	945	934,231
6.21%, 11/22/24(b)	100	100,898
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	811	773,697
3.40%, 08/17/27	556	511,386
4.65%, 01/27/26 (Call 12/27/25)	500	490,351
4.70%, 01/27/28 (Call 12/28/27)	1,000	970,480
5.40%, 11/21/25 (Call 10/21/25)(a)	942	942,721
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1 year CMT + 0.550%)(d)	2,459	2,295,635
0.96%, 10/11/25 (Call 10/11/24), (1 year CMT + 0.450%)(d)	1,105	1,020,110
1.41%, 07/17/25	1,685	1,530,613
1.54%, 07/20/27 (Call 07/20/26), (1 year CMT + 0.750%)(d)	2,105	1,841,611
1.64%, 10/13/27 (Call 10/13/26), (1 year CMT + 0.670%)(d)	1,300	1,127,924
2.05%, 07/17/30	1,190	948,082
2.19%, 02/25/25	2,191	2,052,835
2.31%, 07/20/32 (Call 07/20/31), (1 year CMT + 0.950%)(d)	2,495	1,947,997
2.34%, 01/19/28 (Call 01/19/27), (1 year CMT + 0.830%)(d)	1,870	1,657,467
2.49%, 10/13/32 (Call 10/13/31), (1 year CMT + 0.970%)(d)	788	620,483
2.56%, 02/25/30	1,204	1,006,588
2.76%, 09/13/26	1,310	1,199,363
2.80%, 07/18/24(a)	1,285	1,237,844
2.85%, 01/19/33 (Call 01/19/32), (1 year CMT + 1.100%)(a)(d)	1,117	901,744
3.20%, 07/18/29	2,266	1,989,669
3.29%, 07/25/27	606	561,090
3.41%, 03/07/24(a)	1,580	1,547,504
3.68%, 02/22/27(a)	979	933,302
3.74%, 03/07/29	1,571	1,437,886
3.75%, 07/18/39	1,018	856,359
3.78%, 03/02/25	537	519,972
3.84%, 04/17/26 (Call 04/17/25), (1 year CMT + 1.125%)(d)	665	639,053
3.85%, 03/01/26	2,135	2,037,610
3.96%, 03/02/28(a)	828	779,416
4.05%, 09/11/28	1,087	1,040,937

Security	Par (000)	Value

Banks (continued)
4.08%, 04/19/28 (Call 04/19/27), (1 year CMT + 1.300%)(d)	$825	$783,048
4.15%, 03/07/39	343	299,118
4.29%, 07/26/38(a)	556	498,991
4.32%, 04/19/33 (Call 04/19/32), (1 year CMT + 1.550%)(a)(d)	660	600,132
4.79%, 07/18/25 (Call 07/18/24), (1 year CMT + 1.700%)(d)	2,077	2,048,806
5.02%, 07/20/28 (Call 07/20/27), (1 year CMT + 1.950%)(d)	2,195	2,148,363
5.06%, 09/12/25 (Call 09/12/24), (1 year CMT + 1.550%)(d)	2,160	2,139,625
5.13%, 07/20/33 (Call 07/20/32), (1 year CMT + 2.125%)(d)	1,980	1,911,736
5.35%, 09/13/28 (Call 09/13/27), (1 year CMT + 1.900%)(d)	1,225	1,213,028
5.42%, 02/22/29 (Call 02/22/28)	1,740	1,727,889
5.44%, 02/22/34 (Call 02/22/33)	935	919,016
5.47%, 09/13/33 (Call 09/13/32), (1 year CMT + 2.125%)(a)(d)	911	901,649
5.48%, 02/22/31 (Call 02/22/30), (1 year CMT + 1.530%)(d)	800	792,012
5.72%, 02/20/26 (Call 02/20/25)	1,860	1,857,411
Mizuho Bank Ltd.
3.60%, 09/25/24(a)(b)	460	446,444
3.75%, 04/16/24(a)(b)	200	195,881
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	1,075	1,059,167
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1 year CMT + 0.670%)(d)	1,579	1,368,830
1.55%, 07/09/27 (Call 07/09/26), (1 year CMT + 0.750%)(d)	1,258	1,095,653
1.98%, 09/08/31 (Call 09/08/30), (1 day SOFR + 1.532%)(d)	755	585,058
2.17%, 05/22/32 (Call 05/22/31), (1 year CMT + 0.870%)(d)	663	511,044
2.20%, 07/10/31 (Call 07/10/30), (1 day SOFR + 1.772%)(d)	1,077	853,089
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(d)	795	733,993
2.26%, 07/09/32 (Call 07/09/31), (1 year CMT + 0.900%)(a)(d)	551	426,435
2.56%, 09/13/25 (Call 09/13/24), (1 day SOFR + 1.362%)(d)	1,620	1,536,286
2.56%, 09/13/31	950	739,458
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)(d)	815	667,009
2.65%, 05/22/26 (Call 05/22/25), (1 year CMT + 0.900%)(d)	740	690,166
2.84%, 07/16/25 (Call 07/16/24), (1 day SOFR + 1.242%)(d)	1,233	1,179,108
2.84%, 09/13/26(a)	709	646,125
2.87%, 09/13/30 (Call 09/13/29), (1 day SOFR + 1.572%)(d)	790	664,422
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(d)	869	749,186
3.17%, 09/11/27	1,055	966,562
3.26%, 05/22/30 (Call 05/22/29), (1 year CMT + 1.250%)(a)(d)	845	741,644

40	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.48%, 04/12/26(a)(b)	$1,760	$1,653,586
3.66%, 02/28/27	921	864,715
4.02%, 03/05/28(a)	605	569,571
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(d)	925	862,910
4.35%, 10/20/25(a)(b)	200	192,406
5.41%, 09/13/28 (Call 09/13/27), (1 year CMT + 2.050%)(d)	1,130	1,125,322
5.67%, 05/27/29 (Call 05/27/28), (1 year CMT + 1.500%)(d)	965	963,150
5.67%, 09/13/33 (Call 09/13/32), (1 year CMT + 2.400%)(d)	997	997,856
5.74%, 05/27/31 (Call 05/27/30), (1 year CMT + 1.650%)(d)	780	778,860
5.75%, 05/27/34 (Call 05/27/33)	885	880,622
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1 day SOFR + 0.525%)(d)	2,802	2,623,911
0.99%, 12/10/26 (Call 12/10/25), (1 day SOFR + 0.720%)(d)	2,755	2,423,295
1.16%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.560%)(d)	2,600	2,408,254
1.51%, 07/20/27 (Call 07/20/26), (1 day SOFR + 0.858%)(d)	2,500	2,182,301
1.59%, 05/04/27 (Call 04/04/27), (1 day SOFR + 0.879%)(d)	3,755	3,315,259
1.79%, 02/13/32 (Call 02/13/31), (1 day SOFR + 1.034%)(d)	2,904	2,210,111
1.93%, 04/28/32 (Call 04/28/31), (1 day SOFR + 1.020%)(d)	2,289	1,748,414
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(a)(d)	2,409	2,245,337
2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(d)	3,675	2,858,609
2.48%, 01/21/28 (Call 01/21/27), (1 day SOFR + 1.000%)(d)	2,460	2,193,935
2.48%, 09/16/36 (Call 09/16/31), (1 day SOFR + 1.360%)(d)	3,760	2,805,007
2.51%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.200%)(d)	2,675	2,117,218
2.63%, 02/18/26 (Call 02/18/25), (1 day SOFR + 0.940%)(d)	1,840	1,735,543
2.70%, 01/22/31 (Call 01/22/30), (1 day SOFR + 1.143%)(d)	3,691	3,083,488
2.72%, 07/22/25 (Call 07/22/24), (1 day SOFR + 1.152%)(d)	3,428	3,286,972
2.80%, 01/25/52 (Call 07/25/51), (1 day SOFR + 1.430%)(a)(d)	2,308	1,485,207
2.94%, 01/21/33 (Call 01/21/32), (1 day SOFR + 1.290%)(a)(d)	2,550	2,086,664
3.13%, 07/27/26	3,834	3,567,885
3.22%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.485%)(d)	2,169	1,612,210
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(d)	3,122	2,881,756
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(a)(d)	3,480	3,399,472
3.62%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.120%)(d)	3,040	2,691,832
3.63%, 01/20/27	3,451	3,262,260

Security	Par (000)	Value

Banks (continued)
3.70%, 10/23/24	$2,614	$2,546,377
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(d)	3,509	3,239,523
3.88%, 01/27/26	2,587	2,493,891
3.95%, 04/23/27	1,900	1,795,404
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(d)	2,188	1,844,299
4.00%, 07/23/25	2,098	2,044,471
4.21%, 04/20/28 (Call 04/20/27), (1 day SOFR + 1.610%)(d)	2,140	2,032,826
4.30%, 01/27/45	2,523	2,168,369
4.35%, 09/08/26	2,093	2,012,427
4.38%, 01/22/47	2,587	2,256,476
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(d)	3,110	2,927,607
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(d)	1,167	1,030,005
4.68%, 07/17/26 (Call 07/17/25), (1 day SOFR + 1.669%)(d)	3,780	3,707,027
4.89%, 07/20/33 (Call 07/20/32), (1 day SOFR + 2.076%)(d)	2,210	2,098,428
5.00%, 11/24/25	1,600	1,583,417
5.12%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.730%)(d)	4,200	4,124,439
5.30%, 04/20/37 (Call 04/20/32), (1 day SOFR + 2.620%)(d)	2,370	2,208,367
5.60%, 03/24/51 (Call 03/24/50), (1 day SOFR + 4.480%)(d)	2,185	2,256,427
6.14%, 10/16/26 (Call 10/16/25), (1 day SOFR + 1.770%)(d)	1,645	1,675,340
6.25%, 08/09/26	1,195	1,230,109
6.30%, 10/18/28 (Call 10/18/27), (1 day SOFR + 2.240%)(d)	2,340	2,402,372
6.34%, 10/18/33 (Call 10/18/32), (1 day SOFR + 2.560%)(d)	3,155	3,326,017
6.38%, 07/24/42	1,833	2,013,990
7.25%, 04/01/32	1,208	1,366,602
Series F, 3.88%, 04/29/24	1,759	1,731,206
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.745%)(d)	1,519	1,399,191
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	475	459,060
4.70%, 03/10/44(a)(b)	300	279,314
National Australia Bank Ltd.
1.39%, 01/12/25(b)	1,445	1,348,062
1.89%, 01/12/27(b)	1,060	943,633
2.33%, 08/21/30(a)(b)	2,140	1,666,491
2.65%, 01/14/41(b)	590	379,953
2.99%, 05/21/31(b)	867	694,416
3.35%, 01/12/37 (Call 01/12/32), (5 year CMT + 1.700%)(a)(b)(d)	1,567	1,251,482
3.50%, 01/10/27(b)	990	936,117
3.93%, 08/02/34 (Call 08/02/29), (5 year CMT + 1.880%)(b)(d)	1,926	1,670,525
4.94%, 01/12/28	1,325	1,321,789
4.97%, 01/12/26	1,168	1,163,633
6.43%, 01/12/33	860	869,068
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,053	967,753
3.38%, 01/14/26	1,072	1,021,036

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 06/09/25(a)	$335	$322,143
3.91%, 06/09/27	75	71,687
National Bank of Canada
0.75%, 08/06/24	450	421,373
3.75%, 06/09/25 (Call 06/09/24), (1 day SOFR + 1.009%)(d)	1,250	1,222,150
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(b)	510	452,417
1.50%, 04/23/25 (Call 03/23/25)(b)	2,072	1,915,317
5.05%, 11/21/24(b)	600	596,791
5.10%, 11/21/27 (Call 10/21/27)(b)	800	798,595
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1 year CMT + 0.900%)(d)	1,370	1,202,282
3.03%, 11/28/35 (Call 08/28/30), (5 year CMT + 2.350%)(d)	1,295	1,001,195
3.07%, 05/22/28 (Call 05/22/27), (1 year CMT + 2.550%)(d)	677	610,822
3.75%, 11/01/29 (Call 11/01/24), (5 year CMT + 2.100%)(d)	810	759,775
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(d)	1,665	1,634,648
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(d)	1,175	1,083,490
4.80%, 04/05/26	1,583	1,541,393
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(d)	1,798	1,718,678
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(d)	2,166	2,073,648
5.52%, 09/30/28 (Call 09/30/27), (1 year CMT + 2.270%)(d)	455	450,513
5.85%, 03/02/27 (Call 03/02/26)	680	680,345
6.02%, 03/02/34 (Call 03/02/33)	380	380,490
7.47%, 11/10/26 (Call 11/10/25), (1 year CMT + 2.850%)(d)	2,026	2,105,088
NatWest Markets PLC
0.80%, 08/12/24(b)	1,165	1,085,302
1.60%, 09/29/26(b)	1,660	1,439,964
3.48%, 03/22/25(b)	915	875,166
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1 day SOFR + 1.050%)(b)(d)	215	189,738
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25), (6 year USD CMT + 2.832%)(b)(d)(e)	429	400,048
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26), (6 year USD CMT + 2.875%)(b)(d)(e)	175	154,539
NongHyup Bank
0.88%, 07/28/24(b)	100	93,483
1.25%, 07/28/26(b)	75	65,074
Nordea Bank Abp
0.63%, 05/24/24(a)(b)	761	717,060
0.75%, 08/28/25(b)	1,207	1,079,251
1.50%, 09/30/26(b)	1,970	1,713,430
3.60%, 06/06/25(b)	1,553	1,491,631
4.63%, 09/13/33 (Call 09/13/28), (5 year USD Swap + 1.690%)(b)(d)	1,392	1,272,897
4.75%, 09/22/25(b)	580	571,828
5.38%, 09/22/27(b)	825	822,711
Norinchukin Bank (The)
1.28%, 09/22/26(b)	625	544,207
2.08%, 09/22/31(a)(b)	780	629,383
4.87%, 09/14/27(a)(b)	820	812,635

Security	Par (000)	Value

Banks (continued)
5.07%, 09/14/32(a)(b)	$1,027	$1,042,196
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	1,491	1,220,145
3.15%, 05/03/29 (Call 02/03/29)	659	597,341
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(d)	408	369,771
3.65%, 08/03/28 (Call 05/03/28)(a)	424	400,188
3.95%, 10/30/25	1,065	1,030,044
4.00%, 05/10/27 (Call 04/10/27)	1,007	975,417
6.13%, 11/02/32 (Call 08/02/32)(a)	1,105	1,165,704
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25), (5 year CMT + 1.580%)(b)(d)	1,030	933,118
4.25%, 06/19/24(b)	847	832,305
PNC Bank NA
2.70%, 10/22/29	945	802,280
2.95%, 02/23/25 (Call 01/23/25)	1,052	1,007,021
3.10%, 10/25/27 (Call 09/25/27)	1,666	1,547,634
3.25%, 06/01/25 (Call 05/02/25)	1,410	1,352,453
3.25%, 01/22/28 (Call 12/23/27)(a)	750	697,327
3.30%, 10/30/24 (Call 09/30/24)	497	481,615
3.88%, 04/10/25 (Call 03/10/25)	945	915,966
4.05%, 07/26/28	1,550	1,462,672
4.20%, 11/01/25 (Call 10/01/25)	710	690,262
2.50%, 08/27/24 (Call 07/27/24)	480	461,227
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	857	752,702
2.20%, 11/01/24 (Call 10/02/24)	928	885,443
2.31%, 04/23/32 (Call 04/23/31), (1 day SOFR + 0.979%)(a)(d)	855	694,492
2.55%, 01/22/30 (Call 10/24/29)	2,149	1,827,651
2.60%, 07/23/26 (Call 05/24/26)	1,198	1,106,198
3.15%, 05/19/27 (Call 04/19/27)	704	657,430
3.45%, 04/23/29 (Call 01/23/29)	1,640	1,506,520
3.90%, 04/29/24 (Call 03/29/24)	692	680,550
4.63%, 06/06/33 (Call 06/06/32), (1 day SOFR + 1.850%)(a)(d)	294	273,063
4.76%, 01/26/27 (Call 01/26/26), (1 day SOFR + 1.085%)(d)	1,525	1,502,137
5.07%, 01/24/34 (Call 01/24/33), (1 day SOFR + 1.933%)(d)	1,940	1,875,879
5.35%, 12/02/28 (Call 12/02/27), (1 day SOFR + 1.620%)(d)	1,390	1,393,733
5.67%, 10/28/25 (Call 10/28/24), (1 day SOFR + 1.090%)(d)	900	903,400
6.04%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.140%)(d)	1,415	1,470,524
Regions Bank/Birmingham AL, 6.45%, 06/26/37	735	765,566
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)(a)	678	568,381
2.25%, 05/18/25 (Call 04/18/25)	890	831,864
7.38%, 12/10/37(a)	799	899,773
Royal Bank of Canada
0.65%, 07/29/24	1,207	1,129,675
0.75%, 10/07/24	1,380	1,283,713
0.88%, 01/20/26	1,496	1,324,903
1.15%, 06/10/25	1,782	1,626,151
1.15%, 07/14/26	1,587	1,392,436
1.20%, 04/27/26	1,432	1,271,451
1.40%, 11/02/26	1,000	872,387

42	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.60%, 01/21/25	$1,437	$1,347,056
2.05%, 01/21/27	410	367,661
2.25%, 11/01/24	1,659	1,579,067
2.30%, 11/03/31	2,090	1,677,078
2.55%, 07/16/24	1,465	1,410,795
3.38%, 04/14/25	1,170	1,125,447
3.63%, 05/04/27	526	494,649
3.88%, 05/04/32	1,033	930,873
3.97%, 07/26/24	655	642,250
4.24%, 08/03/27	2,292	2,201,151
4.65%, 01/27/26	1,932	1,884,796
4.88%, 01/12/26	1,580	1,565,908
4.90%, 01/12/28	1,185	1,167,805
5.00%, 02/01/33	1,545	1,509,196
5.66%, 10/25/24	340	342,344
6.00%, 11/01/27	915	941,640
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1 day SOFR + 1.249%)(a)(d)	945	823,078
3.24%, 10/05/26 (Call 08/05/26)	1,180	1,087,738
3.45%, 06/02/25 (Call 05/02/25)	1,283	1,220,020
3.50%, 06/07/24 (Call 05/07/24)(a)	945	920,023
4.26%, 06/09/25 (Call 06/09/24), (1 day SOFR + 1.380%)(a)(d)	852	827,848
4.40%, 07/13/27 (Call 04/14/27)	1,312	1,246,274
4.50%, 07/17/25 (Call 04/17/25)	1,178	1,144,183
5.81%, 09/09/26 (Call 09/09/25), (1 day SOFR + 2.328%)(d)	580	579,896
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (1 day SOFR + 0.787%)(d)	1,445	1,368,756
1.53%, 08/21/26 (Call 08/21/25), (1 year CMT + 1.250%)(d)	987	881,986
1.67%, 06/14/27 (Call 06/14/26), (1 day SOFR + 0.989%)(d)	785	685,306
2.47%, 01/11/28 (Call 01/11/27), (1 day SOFR + 1.220%)(d)	1,170	1,024,332
2.90%, 03/15/32 (Call 03/15/31), (1 day SOFR + 1.475%)(d)	905	719,081
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(d)	955	867,732
4.75%, 09/15/25(b)	890	854,781
5.63%, 09/15/45(b)	340	284,176
6.53%, 01/10/29 (Call 01/10/28)	965	976,795
6.83%, 11/21/26 (Call 11/21/25), (1 day SOFR + 2.749%)(d)	1,170	1,189,985
Santander UK PLC
2.88%, 06/18/24(a)	215	207,641
4.00%, 03/13/24(a)	830	818,715
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	200	183,782
4.00%, 04/23/29(b)	407	368,518
4.38%, 04/13/32(a)(b)	590	537,114
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	200	177,150
2.88%, (Call 05/12/26), (5 year CMT + 2.064%)(b)(d)(e)	366	317,505
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(d)	460	419,550
Skandinaviska Enskilda Banken AB 0.65%, 09/09/24(b)	181	168,365

Security	Par (000)	Value

Banks (continued)
0.85%, 09/02/25(a)(b)	$780	$696,719
1.20%, 09/09/26(a)(b)	135	117,081
1.40%, 11/19/25(b)	20	18,034
3.70%, 06/09/25(b)	1,370	1,318,750
Societe Generale SA
1.04%, 06/18/25 (Call 06/18/24), (1 year CMT + 0.750%)(b)(d)	350	327,566
1.49%, 12/14/26 (Call 12/14/25), (1 year CMT + 1.100%)(b)(d)	1,970	1,745,342
1.79%, 06/09/27 (Call 06/09/26), (1 year CMT + 1.000%)(b)(d)	1,364	1,191,920
2.23%, 01/21/26 (Call 01/21/25), (1 year CMT + 1.050%)(b)(d)	1,420	1,319,707
2.63%, 10/16/24(b)	990	939,794
2.63%, 01/22/25(b)	1,883	1,774,527
2.80%, 01/19/28 (Call 01/19/27), (1 year CMT + 1.300%)(b)(d)	1,590	1,411,065
2.89%, 06/09/32 (Call 06/09/31), (1 year CMT + 1.300%)(a)(b)(d)	1,755	1,397,248
3.00%, 01/22/30(b)	1,208	1,000,100
3.34%, 01/21/33 (Call 01/21/32), (1 year CMT + 1.600%)(b)(d)	735	595,402
3.63%, 03/01/41(b)	525	353,478
3.65%, 07/08/35 (Call 07/08/30), (5 year CMT + 3.000%)(a)(b)(d)	676	543,260
3.88%, 03/28/24(b)	1,070	1,048,260
4.00%, 01/12/27(a)(b)	795	746,073
4.03%, 01/21/43 (Call 01/21/42), (1 year CMT + 1.900%)(a)(b)(d)	1,120	768,817
4.25%, 04/14/25(b)	1,575	1,510,043
4.25%, 08/19/26(b)	1,142	1,077,169
4.35%, 06/13/25(a)(b)	310	302,570
4.68%, 06/15/27(b)	505	492,438
4.75%, 11/24/25(b)	620	597,394
4.75%, 09/14/28(a)(b)	675	643,551
5.63%, 11/24/45(a)(b)	370	316,400
6.22%, 06/15/33 (Call 06/15/32), (1 year CMT + 3.200%)(a)(b)(d)	1,787	1,697,177
6.45%, 01/12/27 (Call 01/12/26), (1 year CMT + 2.300%)(b)(d)	1,015	1,024,139
6.45%, 01/10/29 (Call 01/10/28), (1 year CMT + 2.550%)(b)(d)	655	661,379
6.69%, 01/10/34 (Call 01/10/33), (1 year CMT + 2.950%)(b)(d)	1,310	1,336,376
7.37%, 01/10/53	1,255	1,267,204
Standard Chartered Bank, 8.00%, 05/30/31(b)	2,035	2,274,961
Standard Chartered PLC
1.21%, 03/23/25 (Call 03/23/24), (1 year CMT + 0.880%)(b)(d)	446	423,673
1.46%, 01/14/27 (Call 01/14/26), (1 year CMT + 1.000%)(b)(d)	1,000	883,030
1.82%, 11/23/25 (Call 11/23/24), (1 year CMT + 0.950%)(b)(d)	1,402	1,304,209
2.61%, 01/12/28 (Call 01/12/27), (1 year CMT + 1.180%)(b)(d)	1,315	1,170,884
2.68%, 06/29/32 (Call 06/29/31), (1 year CMT + 1.200%)(b)(d)	1,005	797,286
2.82%, 01/30/26 (Call 01/30/25), (3 mo. LIBOR US + 1.209%)(b)(d)	2,266	2,133,303
3.20%, 04/17/25(b)	945	899,659

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.27%, 02/18/36 (Call 11/18/30), (5 year CMT + 2.300%)(b)(d)	$1,916	$1,543,325
3.60%, 01/12/33 (Call 01/12/32), (1 year CMT + 1.900%)(b)(d)	1,080	887,024
3.79%, 05/21/25 (Call 05/21/24), (3 mo. LIBOR US + 1.560%)(b)(d)	1,313	1,280,122
3.97%, 03/30/26 (Call 03/30/25), (1 year CMT + 1.650%)(b)(d)	1,065	1,025,046
4.05%, 04/12/26(b)	1,102	1,057,522
4.30%, 02/19/27(a)(b)	325	310,707
4.31%, 05/21/30 (Call 05/21/29), (3 mo. LIBOR US + 1.910%)(a)(b)(d)	760	697,695
4.64%, 04/01/31 (Call 04/01/30), (1 year CMT + 3.850%)(b)(d)	1,865	1,752,530
4.87%, 03/15/33 (Call 03/15/28), (5 year USD ICE Swap + 1.970%)(a)(b)(d)	805	745,409
5.30%, 01/09/43(b)	625	556,144
5.70%, 03/26/44(a)(b)	1,526	1,435,525
6.17%, 01/09/27 (Call 01/09/26), (1 year CMT + 2.050%)(b)(d)	1,405	1,418,384
6.30%, 01/09/29 (Call 01/09/28), (1 year CMT + 2.450%)(b)(d)	1,405	1,435,702
7.77%, 11/16/28 (Call 11/16/27), (1 year CMT + 3.450%)(b)(d)	985	1,064,608
7.78%, 11/16/25 (Call 11/16/24), (1 year CMT + 3.100%)(b)(d)	1,989	2,054,830
State Bank of India/London, 4.88%, 04/17/24(b)	365	361,423
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1 day SOFR + 0.560%)(d)	593	524,176
1.75%, 02/06/26 (Call 02/06/25), (1 day SOFR + 0.441%)(a)(d)	452	421,110
2.20%, 02/07/28 (Call 02/07/27), (1 day SOFR + 0.730%)(a)(d)	970	872,516
2.20%, 03/03/31	1,377	1,108,092
2.35%, 11/01/25 (Call 11/01/24), (1 day SOFR + 0.940%)(d)	1,049	997,743
2.40%, 01/24/30	437	373,674
2.62%, 02/07/33 (Call 02/07/32), (1 day SOFR + 1.002%)(d)	1,338	1,099,095
2.65%, 05/19/26	850	793,862
2.90%, 03/30/26 (Call 10/30/25), (1 day SOFR + 2.600%)(d)	626	596,049
3.03%, 11/01/34 (Call 11/01/29), (1 day SOFR + 1.490%)(d)	710	606,945
3.15%, 03/30/31 (Call 03/30/30), (1 day SOFR + 2.650%)(d)	485	425,540
3.30%, 12/16/24	1,016	983,677
3.55%, 08/18/25	937	903,415
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(d)	644	612,836
4.16%, 08/04/33 (Call 08/04/32), (1 day SOFR + 1.726%)(d)	585	536,817
4.42%, 05/13/33 (Call 05/13/32), (1 day SOFR + 1.605%)(a)(d)	385	364,133
4.82%, 01/26/34 (Call 01/26/33)	825	795,358
4.86%, 01/26/26 (Call 01/26/25), (1 day SOFR + 0.604%)(d)	185	183,296
5.75%, 11/04/26 (Call 11/04/25), (1 day SOFR + 1.353%)(a)(d)	605	613,380

Security	Par (000)	Value

Banks (continued)
5.82%, 11/04/28 (Call 11/04/27), (1 day SOFR + 1.715%)(d)	$635	$650,076
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	400	388,916
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,433	1,262,602
1.40%, 09/17/26	1,650	1,432,009
1.47%, 07/08/25(a)	2,005	1,824,368
1.71%, 01/12/31	910	694,362
1.90%, 09/17/28	2,235	1,856,066
2.13%, 07/08/30	1,390	1,109,876
2.14%, 09/23/30	989	777,895
2.17%, 01/14/27	410	363,853
2.22%, 09/17/31	920	717,520
2.30%, 01/12/41	410	262,480
2.35%, 01/15/25	1,385	1,306,104
2.45%, 09/27/24	1,461	1,393,257
2.47%, 01/14/29	1,047	889,357
2.63%, 07/14/26	1,246	1,137,884
2.70%, 07/16/24(a)	1,695	1,631,493
2.72%, 09/27/29	665	558,446
2.75%, 01/15/30	1,470	1,240,932
2.93%, 09/17/41(a)	405	283,112
3.01%, 10/19/26	652	599,052
3.04%, 07/16/29	2,755	2,386,055
3.05%, 01/14/42(a)	375	266,811
3.20%, 09/17/29(a)	671	573,371
3.35%, 10/18/27	540	497,326
3.36%, 07/12/27	573	530,663
3.45%, 01/11/27(a)	1,739	1,621,375
3.54%, 01/17/28	1,231	1,135,253
3.78%, 03/09/26	1,475	1,407,515
3.94%, 07/19/28	794	742,592
4.31%, 10/16/28	659	623,608
4.44%, 04/02/24(b)	845	832,116
5.46%, 01/13/26	940	937,936
5.52%, 01/13/28(a)	1,960	1,954,823
5.71%, 01/13/30(a)	1,650	1,662,686
5.77%, 01/13/33(a)	2,125	2,142,275
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	730	678,075
0.85%, 03/25/24(a)(b)	663	631,009
1.05%, 09/12/25(b)	1,589	1,418,029
1.35%, 09/16/26(b)	1,478	1,283,908
1.55%, 03/25/26(b)	1,375	1,223,950
2.55%, 03/10/25(a)(b)	675	634,366
2.80%, 03/10/27(b)	890	810,929
4.80%, 09/15/25(a)(b)	415	407,307
4.95%, 09/15/27(b)	1,230	1,212,019
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	401	391,176
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)(a)	535	466,400
1.80%, 02/02/31 (Call 11/02/30)	679	504,246
2.10%, 05/15/28 (Call 03/15/28)(a)	720	605,056
3.13%, 06/05/30 (Call 03/05/30)(a)	450	379,662
3.50%, 01/29/25(a)	567	547,403
4.35%, 04/29/28 (Call 04/29/27), (1 day SOFR + 1.713%)(a)(d)	515	490,330
4.57%, 04/29/33 (Call 04/29/32), (1 day SOFR + 1.967%)(a)(d)	650	586,826

44	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	$862	$810,097
1.42%, 06/11/27 (Call 06/11/26), (1 year CMT + 0.630%)(a)(b)(d)	645	566,937
3.65%, 06/10/25(b)	1,200	1,154,191
3.95%, 06/10/27(b)	1,185	1,136,094
Swedbank AB
0.85%, 03/18/24(a)(b)	715	681,845
1.54%, 11/16/26(b)	1,380	1,205,233
3.36%, 04/04/25(b)	1,280	1,224,193
5.34%, 09/20/27(b)	930	918,166
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	1,060	1,043,157
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	944	923,230
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	665	653,753
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(a)	725	713,258
Toronto-Dominion Bank (The)
0.55%, 03/04/24	729	694,392
0.70%, 09/10/24	825	768,889
0.75%, 09/11/25	1,246	1,114,310
0.75%, 01/06/26	1,005	886,943
1.15%, 06/12/25	830	757,419
1.20%, 06/03/26	1,460	1,279,245
1.25%, 12/13/24	900	837,589
1.25%, 09/10/26	1,765	1,537,740
1.45%, 01/10/25(a)	1,000	933,479
1.95%, 01/12/27	1,460	1,295,964
2.00%, 09/10/31	793	623,193
2.35%, 03/08/24	770	746,690
2.45%, 01/12/32	1,455	1,177,696
2.65%, 06/12/24	1,665	1,609,866
2.80%, 03/10/27	1,835	1,677,125
3.20%, 03/10/32	1,381	1,185,541
3.25%, 03/11/24	943	922,661
3.63%, 09/15/31 (Call 09/15/26), (5 year USD Swap + 2.205%)(d)	2,282	2,122,006
3.77%, 06/06/25	2,000	1,931,179
4.11%, 06/08/27	1,455	1,394,664
4.29%, 09/13/24	890	876,249
4.46%, 06/08/32	3,455	3,251,973
4.69%, 09/15/27	2,035	1,990,561
5.10%, 01/09/26	490	488,500
5.16%, 01/10/28	1,390	1,383,550
8.13%, 10/31/82 (Call 10/31/27), (5 year CMT + 4.075%)(d)	25	26,094
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,820	1,689,903
2.15%, 12/06/24 (Call 11/06/24)	932	883,809
2.25%, 03/11/30 (Call 12/11/29)	1,438	1,186,717
2.64%, 09/17/29 (Call 09/17/24), (5 year CMT + 1.150%)(d)	725	683,083
3.20%, 04/01/24 (Call 03/01/24)	882	861,963
3.30%, 05/15/26 (Call 04/15/26)	862	807,527
3.63%, 09/16/25 (Call 08/16/25)	1,944	1,867,032
3.80%, 10/30/26 (Call 09/30/26)	850	802,090
4.05%, 11/03/25 (Call 09/03/25)	775	753,377
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	800	680,869
1.20%, 08/05/25 (Call 07/03/25)	617	561,247

Security	Par (000)	Value

Banks (continued)
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(d)	$1,478	$1,315,361
1.89%, 06/07/29 (Call 06/07/28), (1 day SOFR + 0.862%)(d)	966	813,447
1.95%, 06/05/30 (Call 03/05/30)	715	577,986
2.50%, 08/01/24 (Call 07/01/24)	704	676,012
2.85%, 10/26/24 (Call 09/26/24)(a)	949	916,657
3.70%, 06/05/25 (Call 05/05/25)	820	793,019
3.88%, 03/19/29 (Call 02/19/29)(a)	816	757,853
4.00%, 05/01/25 (Call 03/01/25)	1,222	1,190,845
4.12%, 06/06/28 (Call 06/06/27), (1 day SOFR + 1.368%)(a)(d)	1,020	975,321
4.26%, 07/28/26 (Call 07/28/25), (1 day SOFR + 1.456%)(d)	847	825,654
4.87%, 01/26/29 (Call 01/26/28)	1,555	1,526,095
4.92%, 07/28/33 (Call 07/28/32), (1 day SOFR + 2.240%)(d)	1,215	1,146,811
5.12%, 01/26/34 (Call 01/26/33)	1,205	1,172,529
5.90%, 10/28/26 (Call 10/28/25), (1 day SOFR + 1.626%)(d)	820	832,488
U.S. Bancorp, 4.65%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.230%)(d)	1,550	1,506,434
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,234	956,484
1.45%, 05/12/25 (Call 04/12/25)	1,719	1,586,033
2.22%, 01/27/28 (Call 01/27/27), (1 day SOFR + 0.730%)(d)	1,525	1,365,356
2.40%, 07/30/24 (Call 06/30/24)	1,206	1,158,388
2.49%, 11/03/36 (Call 11/03/31), (5 year CMT + 0.950%)(d)	1,515	1,166,883
2.68%, 01/27/33 (Call 01/27/32), (1 day SOFR + 1.020%)(a)(d)	1,242	1,027,172
3.00%, 07/30/29 (Call 04/30/29)	1,517	1,329,876
3.10%, 04/27/26 (Call 03/27/26)(a)	1,401	1,314,911
3.60%, 09/11/24 (Call 08/11/24)	927	904,802
3.90%, 04/26/28 (Call 03/26/28)(a)	1,018	971,496
3.95%, 11/17/25 (Call 10/17/25)	1,192	1,156,490
4.55%, 07/22/28 (Call 07/22/27), (1 day SOFR + 1.660%)(d)	2,424	2,357,087
4.84%, 02/01/34 (Call 02/01/33)	1,810	1,732,641
4.97%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.110%)(d)	1,715	1,635,731
5.73%, 10/21/26 (Call 10/21/25), (1 day SOFR + 1.430%)(d)	972	984,003
5.85%, 10/21/33 (Call 10/21/32), (1 day SOFR + 2.090%)(d)	1,995	2,056,633
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	1,459	1,338,163
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,803	1,681,304
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	1,339	1,263,740
2.80%, 01/27/25 (Call 12/27/24)	961	921,256
UBS AG/London
0.70%, 08/09/24(b)	945	884,917
1.25%, 06/01/26(a)(b)	1,440	1,267,829
1.38%, 01/13/25 (Call 12/13/24)(b)	1,132	1,051,535
4.50%, 06/26/48(a)(b)	990	880,812
UBS AG/Stamford CT, 7.50%, 07/15/25	530	543,155
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26), (1 year CMT + 1.080%)(b)(d)	1,575	1,390,098

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.49%, 08/10/27 (Call 08/10/26), (1 year CMT + 0.850%)(b)(d)	$1,895	$1,642,291
2.10%, 02/11/32 (Call 02/11/31), (1 year CMT + 1.000%)(b)(d)	1,742	1,338,125
2.75%, 02/11/33 (Call 02/11/32), (1 year CMT + 1.100%)(b)(d)	2,260	1,776,044
3.13%, 08/13/30 (Call 08/13/29), (3 mo. LIBOR US + 1.468%)(b)(d)	1,940	1,660,092
3.18%, 02/11/43 (Call 02/11/42), (1 year CMT + 1.100%)(a)(b)(d)	1,410	1,020,881
4.13%, 09/24/25(a)(b)	1,619	1,566,761
4.13%, 04/15/26(b)	2,030	1,952,212
4.25%, 03/23/28 (Call 03/23/27)(b)	1,900	1,791,743
4.49%, 08/05/25 (Call 08/05/24), (1 year CMT + 1.600%)(a)(b)(d)	1,457	1,435,448
4.49%, 05/12/26 (Call 05/12/25), (1 year CMT + 1.550%)(b)(d)	895	872,554
4.70%, 08/05/27 (Call 08/05/26), (1 year CMT + 2.050%)(b)(d)	1,350	1,306,868
4.75%, 05/12/28 (Call 05/12/27), (1 year CMT + 1.750%)(b)(d)	1,475	1,419,969
4.99%, 08/05/33 (Call 08/05/32), (1 year CMT + 2.400%)(b)(d)	1,225	1,146,703
5.71%, 01/12/27 (Call 01/12/26)	1,495	1,491,866
5.96%, 01/12/34 (Call 01/12/33)	3,265	3,269,397
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1 year CMT + 1.200%)(b)(d)	1,086	947,099
2.57%, 09/22/26 (Call 09/22/25), (1 year CMT + 2.300%)(b)(d)	1,324	1,194,314
3.13%, 06/03/32 (Call 06/03/31), (1 year CMT + 1.550%)(b)(d)	1,092	854,992
United Overseas Bank Ltd.
3.75%, 04/15/29 (Call 04/15/24), (5 year CMT + 1.500%)(b)(d)	623	609,026
3.86%, 10/07/32 (Call 10/07/27), (5 year CMT + 1.450%)(a)(b)(d)	1,000	935,196
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3 mo. SOFR + 2.360%)(a)(d)	35	30,966
Wachovia Corp.
5.50%, 08/01/35	1,460	1,434,501
6.61%, 10/01/25	185	190,219
7.50%, 04/15/35(a)	951	1,070,126
7.57%, 08/01/26(a)(c)	580	614,197
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	165	150,518
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1 day SOFR + 0.510%)(d)	1,415	1,335,868
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(d)	2,948	2,755,121
2.19%, 04/30/26 (Call 04/29/25), (1 day SOFR + 2.000%)(d)	3,105	2,886,971
2.39%, 06/02/28 (Call 06/02/27), (1 day SOFR + 2.100%)(d)	3,185	2,815,806
2.41%, 10/30/25 (Call 10/30/24), (1 day SOFR + 1.087%)(d)	2,719	2,579,006
2.57%, 02/11/31 (Call 02/11/30), (1 day SOFR + 1.262%)(d)	3,341	2,780,913

Security	Par (000)	Value

Banks (continued)
2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(d)	$3,810	$3,246,551
3.00%, 02/19/25	2,122	2,031,524
3.00%, 04/22/26	2,725	2,543,818
3.00%, 10/23/26	3,782	3,490,852
3.07%, 04/30/41 (Call 04/30/40), (1 day SOFR + 2.530%)(d)	4,004	2,901,410
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(d)	2,335	2,166,296
3.30%, 09/09/24(a)	1,928	1,871,553
3.35%, 03/02/33 (Call 03/02/32), (1 day SOFR + 1.500%)(d)	4,530	3,830,131
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(d)	3,630	3,361,373
3.55%, 09/29/25	2,539	2,430,061
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(d)	3,025	2,798,891
3.90%, 05/01/45(a)	2,380	1,884,563
3.91%, 04/25/26 (Call 04/25/25), (1 day SOFR + 1.320%)(d)	3,165	3,052,825
4.10%, 06/03/26	2,046	1,963,933
4.15%, 01/24/29 (Call 10/24/28)	2,422	2,268,957
4.30%, 07/22/27(a)	2,323	2,247,331
4.40%, 06/14/46	2,001	1,639,631
4.48%, 04/04/31 (Call 04/04/30), (1 day SOFR + 4.032%)(d)	2,060	1,937,483
4.54%, 08/15/26 (Call 08/15/25), (1 day SOFR + 1.560%)(d)	1,202	1,172,885
4.61%, 04/25/53 (Call 04/25/52), (1 day SOFR + 2.130%)(d)	3,420	2,963,427
4.65%, 11/04/44	1,868	1,596,938
4.75%, 12/07/46	2,240	1,920,789
4.81%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.980%)(d)	3,405	3,315,173
4.90%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.100%)(d)	4,286	4,093,715
4.90%, 11/17/45	2,110	1,865,198
5.01%, 04/04/51 (Call 04/04/50), (1 day SOFR + 4.502%)(d)	5,957	5,482,377
5.38%, 02/07/35(a)	660	645,881
5.38%, 11/02/43(a)	2,154	2,035,778
5.61%, 01/15/44	2,561	2,491,817
5.95%, 12/01/86(a)	376	380,378
Series B, 7.95%, 11/15/29	250	274,679
Wells Fargo Bank NA
5.85%, 02/01/37	1,540	1,570,941
5.95%, 08/26/36(a)	680	699,088
6.60%, 01/15/38	1,375	1,497,539
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.250%)(d)	847	737,198
Westpac Banking Corp.
1.02%, 11/18/24	605	563,836
1.15%, 06/03/26	1,817	1,602,837
1.95%, 11/20/28	1,217	1,039,591
2.15%, 06/03/31	1,118	932,082
2.35%, 02/19/25	1,388	1,316,266
2.65%, 01/16/30	1,750	1,532,462
2.67%, 11/15/35 (Call 11/15/30), (5 year CMT + 1.750%)(d)	1,629	1,250,860
2.70%, 08/19/26(a)	1,436	1,327,424

46	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.85%, 05/13/26	$1,938	$1,806,772
2.89%, 02/04/30 (Call 02/04/25), (5 year CMT + 1.350%)(d)	2,213	2,057,271
2.96%, 11/16/40	826	557,823
3.02%, 11/18/36 (Call 11/18/31), (5 year CMT + 1.530%)(d)	1,342	1,029,881
3.13%, 11/18/41	1,140	778,598
3.35%, 03/08/27	1,124	1,056,389
3.40%, 01/25/28	1,244	1,155,305
3.74%, 08/26/25	152	146,636
4.04%, 08/26/27	235	227,342
4.11%, 07/24/34 (Call 07/24/29), (5 year CMT + 2.000%)(a)(d)	1,627	1,438,899
4.32%, 11/23/31 (Call 11/23/26), (5 year USD ICE Swap + 2.236%)(d)	1,783	1,680,373
4.42%, 07/24/39	848	711,648
5.35%, 10/18/24	50	50,090
5.41%, 08/10/33 (Call 08/10/32), (1 year CMT + 2.680%)(d)	1,524	1,459,288
5.46%, 11/18/27	1,715	1,743,827
Westpac New Zealand Ltd., 4.90%, 02/15/28	220	216,367
Wintrust Financial Corp., 4.85%, 06/06/29	457	417,357
Woori Bank
4.75%, 04/30/24(a)(b)	810	798,590
5.13%, 08/06/28(b)	300	289,284
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	690	573,598

		1,812,329,064

Beverages — 1.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	5,410	5,077,984
4.90%, 02/01/46 (Call 08/01/45)	9,025	8,278,399
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(a)	115	95,061
4.63%, 02/01/44	1,025	916,271
4.70%, 02/01/36 (Call 08/01/35)	1,445	1,356,319
4.90%, 02/01/46 (Call 08/01/45)	1,598	1,465,804
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	2,212	2,014,347
3.65%, 02/01/26 (Call 11/01/25)	3,345	3,203,963
4.00%, 04/13/28 (Call 01/13/28)	3,121	2,979,875
4.35%, 06/01/40 (Call 12/01/39)	1,019	894,364
4.38%, 04/15/38 (Call 10/15/37)	1,630	1,457,515
4.44%, 10/06/48 (Call 04/06/48)	2,103	1,815,097
4.50%, 06/01/50 (Call 12/01/49)	300	264,245
4.60%, 04/15/48 (Call 10/15/47)	1,890	1,669,969
4.60%, 06/01/60 (Call 12/01/59)	175	151,716
4.75%, 01/23/29 (Call 10/23/28)	3,351	3,294,149
4.75%, 04/15/58 (Call 10/15/57)(a)	485	434,288
4.90%, 01/23/31 (Call 10/23/30)	699	699,075
4.95%, 01/15/42	2,013	1,880,696
5.45%, 01/23/39 (Call 07/23/38)	2,994	2,984,134
5.55%, 01/23/49 (Call 07/23/48)	5,600	5,634,502
5.80%, 01/23/59 (Call 07/23/58)	2,832	2,928,085
5.88%, 06/15/35(a)	215	221,396
6.63%, 08/15/33(a)	767	851,482
8.00%, 11/15/39	1,336	1,631,043
8.20%, 01/15/39	1,384	1,723,397
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	425	386,198

Security	Par (000)	Value

Beverages (continued)
4.45%, 05/15/25 (Call 03/15/25)(a)(b)	$1,050	$1,017,493
4.70%, 05/15/28 (Call 02/15/28)(b)	840	813,636
5.15%, 05/15/38 (Call 11/15/37)(b)	715	664,746
5.30%, 05/15/48 (Call 11/15/47)(b)	675	609,570
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	565	438,842
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)(a)	501	485,455
3.75%, 01/15/43 (Call 07/15/42)	470	370,101
4.00%, 04/15/38 (Call 10/15/37)	80	70,046
4.50%, 07/15/45 (Call 01/15/45)(a)	784	711,247
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	1,365	1,142,424
1.38%, 03/15/31	1,936	1,506,905
1.45%, 06/01/27	1,413	1,240,541
1.50%, 03/05/28	605	524,343
1.65%, 06/01/30	1,905	1,544,458
1.75%, 09/06/24	1,153	1,106,740
2.00%, 03/05/31	464	380,686
2.13%, 09/06/29	1,354	1,159,179
2.25%, 01/05/32(a)	1,040	858,437
2.50%, 06/01/40	1,938	1,405,377
2.50%, 03/15/51(a)	885	578,581
2.60%, 06/01/50	1,341	897,991
2.75%, 06/01/60	1,157	764,845
2.88%, 05/05/41	1,142	870,015
2.90%, 05/25/27	557	520,948
3.00%, 03/05/51	1,610	1,174,946
3.38%, 03/25/27	1,250	1,192,699
3.45%, 03/25/30	1,893	1,740,934
4.20%, 03/25/50	1,120	1,032,032
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	370	357,176
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	769	726,303
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	597	518,916
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	790	599,326
2.75%, 01/22/30 (Call 10/22/29)(a)	1,275	1,101,718
5.25%, 11/26/43	455	449,385
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	1,477	1,162,920
2.88%, 05/01/30 (Call 02/01/30)	1,128	957,985
3.15%, 08/01/29 (Call 05/01/29)	603	528,900
3.50%, 05/09/27 (Call 02/09/27)	553	519,964
3.60%, 05/09/24	340	333,101
3.60%, 02/15/28 (Call 11/15/27)(a)	705	653,145
3.70%, 12/06/26 (Call 09/06/26)	628	593,632
3.75%, 05/01/50 (Call 11/01/49)	525	392,291
4.10%, 02/15/48 (Call 08/15/47)	801	631,780
4.35%, 05/09/27 (Call 04/09/27)(a)	405	391,407
4.40%, 11/15/25 (Call 09/15/25)	880	859,647
4.50%, 05/09/47 (Call 11/09/46)	602	506,243
4.65%, 11/15/28 (Call 08/15/28)	627	606,713
4.75%, 11/15/24	646	640,152
4.75%, 12/01/25(a)	350	345,425
4.75%, 05/09/32 (Call 02/09/32)(a)	555	527,893
5.25%, 11/15/48 (Call 05/15/48)(a)	569	530,854
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	910	827,220
2.00%, 04/29/30 (Call 01/29/30)(a)	550	452,444

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.13%, 10/24/24 (Call 09/24/24)	$740	$703,057
2.13%, 04/29/32 (Call 01/29/32)	720	573,331
2.38%, 10/24/29 (Call 07/24/29)	1,148	971,237
3.88%, 05/18/28 (Call 02/18/28)(a)	505	481,023
3.88%, 04/29/43 (Call 10/29/42)	425	353,452
5.20%, 10/24/25(a)	753	758,818
5.30%, 10/24/27 (Call 09/24/27)	1,030	1,044,875
5.50%, 01/24/33 (Call 10/24/32)	1,280	1,327,468
5.88%, 09/30/36	483	509,619
Diageo Investment Corp.
4.25%, 05/11/42	613	554,737
7.45%, 04/15/35(a)	190	224,618
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	2,132	1,617,610
4.38%, 05/10/43	810	708,936
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(a)(b)	1,147	1,078,809
4.00%, 10/01/42(b)	706	571,359
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	505	421,472
JDE Peet’s NV
0.80%, 09/24/24 (Call 03/31/23)(b)	515	474,018
1.38%, 01/15/27 (Call 12/15/26)(b)	1,138	967,860
2.25%, 09/24/31 (Call 06/24/31)(a)(b)	740	564,233
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/31/23)	939	893,215
2.25%, 03/15/31 (Call 12/15/30)	804	644,543
2.55%, 09/15/26 (Call 06/15/26)	430	393,150
3.20%, 05/01/30 (Call 02/01/30)	856	744,707
3.35%, 03/15/51 (Call 09/15/50)	584	401,058
3.40%, 11/15/25 (Call 08/15/25)	781	743,726
3.43%, 06/15/27 (Call 03/15/27)	612	571,630
3.80%, 05/01/50 (Call 11/01/49)	855	640,402
3.95%, 04/15/29 (Call 02/15/29)	625	577,809
4.05%, 04/15/32 (Call 01/15/32)(a)	735	665,177
4.42%, 05/25/25 (Call 03/25/25)	631	618,559
4.42%, 12/15/46 (Call 06/15/46)(a)	563	466,352
4.50%, 11/15/45 (Call 05/15/45)	539	459,223
4.50%, 04/15/52 (Call 10/15/51)(a)	1,495	1,251,232
4.60%, 05/25/28 (Call 02/25/28)(a)	840	815,097
5.09%, 05/25/48 (Call 11/25/47)	405	376,530
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,984	1,835,295
4.20%, 07/15/46 (Call 01/15/46)	1,641	1,278,325
5.00%, 05/01/42	1,927	1,727,016
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	847	665,065
1.63%, 05/01/30 (Call 02/01/30)	1,454	1,181,184
1.95%, 10/21/31 (Call 07/21/31)	1,025	825,553
2.25%, 03/19/25 (Call 02/19/25)	1,771	1,677,921
2.38%, 10/06/26 (Call 07/06/26)	926	854,499
2.63%, 03/19/27 (Call 01/19/27)	640	592,115
2.63%, 07/29/29 (Call 04/29/29)	1,279	1,129,483
2.63%, 10/21/41 (Call 04/21/41)	1,085	795,933
2.75%, 04/30/25 (Call 01/30/25)	1,176	1,122,696
2.75%, 03/19/30 (Call 12/19/29)	1,574	1,387,174
2.75%, 10/21/51 (Call 04/21/51)	1,495	1,039,794
2.85%, 02/24/26 (Call 11/24/25)	923	872,409
2.88%, 10/15/49 (Call 04/15/49)	1,430	1,029,799
3.00%, 10/15/27 (Call 07/15/27)	1,982	1,844,665
3.38%, 07/29/49 (Call 01/29/49)	506	400,723

Security	Par (000)	Value

Beverages (continued)
3.45%, 10/06/46 (Call 04/06/46)	$1,287	$1,036,363
3.50%, 07/17/25 (Call 04/17/25)(a)	875	846,800
3.50%, 03/19/40 (Call 09/19/39)	165	136,377
3.60%, 03/01/24 (Call 12/01/23)(a)	899	886,685
3.60%, 02/18/28 (Call 01/18/28)	1,050	1,001,042
3.60%, 08/13/42	60	49,866
3.63%, 03/19/50 (Call 09/19/49)	847	696,511
3.88%, 03/19/60 (Call 09/19/59)	525	441,991
3.90%, 07/18/32 (Call 04/18/32)	1,348	1,267,753
4.00%, 03/05/42	795	701,342
4.20%, 07/18/52 (Call 01/18/52)	795	722,790
4.25%, 10/22/44 (Call 04/22/44)(a)	145	127,556
4.45%, 05/15/28 (Call 04/15/28)(a)	680	674,774
4.45%, 02/15/33 (Call 11/15/32)(a)	680	668,802
4.45%, 04/14/46 (Call 10/14/45)(a)	250	236,536
4.55%, 02/13/26 (Call 01/13/26)	680	675,912
4.60%, 07/17/45 (Call 01/17/45)	847	780,630
4.65%, 02/15/53 (Call 08/15/52)	700	685,169
4.88%, 11/01/40(a)	880	890,360
7.00%, 03/01/29(a)	545	608,314
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	800	668,347
1.63%, 04/01/31 (Call 01/01/30)(b)	980	752,289
2.75%, 10/01/50 (Call 04/01/50)(b)	465	295,433
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(a)(b)	835	786,852
5.50%, 01/15/42(a)(b)	1,020	1,014,204
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	737	695,670

		156,124,090

Biotechnology — 1.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,465	1,225,973
1.90%, 02/21/25 (Call 01/21/25)	680	635,812
2.00%, 01/15/32 (Call 10/15/31)	1,040	804,089
2.20%, 02/21/27 (Call 12/21/26)	1,933	1,732,129
2.30%, 02/25/31 (Call 11/25/30)(a)	1,239	1,004,848
2.45%, 02/21/30 (Call 11/21/29)	1,433	1,202,682
2.60%, 08/19/26 (Call 05/19/26)(a)	1,397	1,283,368
2.77%, 09/01/53 (Call 03/01/53)	956	576,596
2.80%, 08/15/41 (Call 02/15/41)	1,360	934,749
3.00%, 02/22/29 (Call 12/22/28)	735	653,992
3.00%, 01/15/52 (Call 07/15/51)	1,190	761,713
3.13%, 05/01/25 (Call 02/01/25)(a)	1,318	1,258,156
3.15%, 02/21/40 (Call 08/21/39)	2,290	1,683,677
3.20%, 11/02/27 (Call 08/02/27)(a)	1,105	1,020,391
3.35%, 02/22/32 (Call 11/22/31)	1,060	919,167
3.38%, 02/21/50 (Call 08/21/49)	2,214	1,549,136
3.63%, 05/22/24 (Call 02/22/24)	1,443	1,410,971
4.05%, 08/18/29 (Call 06/18/29)	1,280	1,193,289
4.20%, 03/01/33 (Call 12/01/32)	745	685,119
4.20%, 02/22/52 (Call 08/22/51)	1,353	1,087,288
4.40%, 05/01/45 (Call 11/01/44)	2,562	2,142,464
4.40%, 02/22/62 (Call 08/22/61)	1,420	1,136,984
4.56%, 06/15/48 (Call 12/15/47)	1,430	1,231,467
4.66%, 06/15/51 (Call 12/15/50)	3,644	3,148,491
4.88%, 03/01/53 (Call 09/01/52)	795	708,071
4.95%, 10/01/41	1,106	1,006,798
5.15%, 03/02/28 (Call 02/02/28)	4,195	4,178,402
5.15%, 11/15/41 (Call 05/15/41)	935	866,972
5.25%, 03/02/25	3,810	3,801,527

48	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
5.25%, 03/02/30 (Call 01/02/30)	$3,970	$3,950,636
5.25%, 03/02/33 (Call 12/02/32)	4,380	4,349,484
5.51%, 03/02/26 (Call 03/02/24)	40	39,914
5.60%, 03/02/43 (Call 09/02/42)	3,780	3,732,876
5.65%, 06/15/42 (Call 12/15/41)(a)	105	103,805
5.65%, 03/02/53 (Call 09/02/52)	3,660	3,629,873
5.75%, 03/15/40	405	401,200
5.75%, 03/02/63 (Call 09/02/62)	2,590	2,554,265
6.38%, 06/01/37	944	1,005,473
6.40%, 02/01/39	465	495,734
6.90%, 06/01/38	75	82,089
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,515	1,469,101
5.25%, 06/23/45 (Call 12/23/44)	526	498,229
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,961	1,587,648
3.15%, 05/01/50 (Call 11/01/49)	2,066	1,369,234
3.25%, 02/15/51 (Call 08/15/50)	761	515,005
4.05%, 09/15/25 (Call 06/15/25)(a)	2,058	1,992,447
5.20%, 09/15/45 (Call 03/15/45)	881	860,199
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)(a)	428	397,980
3.70%, 03/15/32 (Call 12/15/31)(a)	730	636,633
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(b)	462	439,808
4.05%, 04/27/29 (Call 02/27/29)(a)(b)	620	578,659
4.25%, 04/27/32 (Call 01/27/32)(b)	915	857,338
4.63%, 04/27/42 (Call 10/27/41)(b)	225	205,133
4.75%, 04/27/52 (Call 10/27/51)(b)	1,480	1,343,173
4.95%, 04/27/62 (Call 10/27/61)(b)	380	353,363
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	847	715,441
1.65%, 10/01/30 (Call 07/01/30)(a)	1,333	1,054,805
2.60%, 10/01/40 (Call 04/01/40)	1,636	1,139,176
2.80%, 10/01/50 (Call 04/01/50)	1,597	1,037,085
2.95%, 03/01/27 (Call 12/01/26)	1,250	1,157,774
3.50%, 02/01/25 (Call 11/01/24)	1,058	1,024,821
3.65%, 03/01/26 (Call 12/01/25)	3,208	3,063,630
3.70%, 04/01/24 (Call 01/01/24)	1,783	1,751,756
4.00%, 09/01/36 (Call 03/01/36)	1,490	1,311,971
4.15%, 03/01/47 (Call 09/01/46)	2,116	1,770,356
4.50%, 02/01/45 (Call 08/01/44)	1,803	1,589,891
4.60%, 09/01/35 (Call 03/01/35)	839	797,961
4.75%, 03/01/46 (Call 09/01/45)	2,103	1,899,609
4.80%, 04/01/44 (Call 10/01/43)	1,494	1,376,201
5.65%, 12/01/41 (Call 06/01/41)	1,063	1,090,128
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	854	682,615
5.75%, 12/13/27 (Call 11/13/27)	425	427,936
5.80%, 12/12/25 (Call 11/12/25)	1,000	1,008,746
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	1,449	1,128,127
2.80%, 09/15/50 (Call 03/15/50)	672	421,521
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	851	761,926
1.75%, 09/02/27 (Call 07/02/27)	994	842,186
2.15%, 09/02/31 (Call 06/02/31)	540	410,562
2.20%, 09/02/30 (Call 06/02/30)	1,488	1,167,092
3.30%, 09/02/40 (Call 03/02/40)	1,367	952,092
3.35%, 09/02/51 (Call 03/02/51)	580	360,841

Security	Par (000)	Value

Biotechnology (continued)
3.55%, 09/02/50 (Call 03/02/50)	$1,276	$831,304

		103,069,173

Building Materials — 0.5%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	799	750,409
2.49%, 02/15/27 (Call 12/15/26)	169	152,322
2.70%, 02/15/31 (Call 11/15/30)	790	652,177
2.72%, 02/15/30 (Call 11/15/29)	2,354	1,986,443
3.38%, 04/05/40 (Call 10/05/39)	1,913	1,430,790
3.58%, 04/05/50 (Call 10/05/49)	2,346	1,689,368
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	548	508,016
3.95%, 04/04/28 (Call 01/04/28)(b)	1,182	1,112,872
4.50%, 04/04/48 (Call 10/04/47)(b)	800	669,214
CRH America Inc.
3.88%, 05/18/25 (Call 02/18/25)(b)	1,450	1,393,358
5.13%, 05/18/45 (Call 11/18/44)(b)	870	785,481
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	850	665,598
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	1,062	904,854
4.00%, 06/15/25 (Call 03/15/25)	1,090	1,051,301
4.00%, 03/25/32 (Call 12/25/31)	540	469,256
4.50%, 03/25/52 (Call 09/25/51)	580	435,332
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(a)(b)	200	166,614
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	270	262,197
6.88%, 09/29/39(b)	320	325,918
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	925	856,455
4.75%, 09/22/46 (Call 03/22/46)(b)	435	354,375
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	487	474,129
3.90%, 02/14/26 (Call 11/14/25)	650	626,093
4.50%, 02/15/47 (Call 08/15/46)	923	784,691
4.63%, 07/02/44 (Call 01/02/44)	539	470,471
4.95%, 07/02/64 (Call 01/02/64)(c)	441	384,424
5.13%, 09/14/45 (Call 03/14/45)(a)	74	68,768
6.00%, 01/15/36	594	613,479
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	576	460,619
2.00%, 09/16/31 (Call 06/16/31)(a)	760	600,059
4.90%, 12/01/32 (Call 09/01/32)	60	59,042
Lafarge SA, 7.13%, 07/15/36(a)	448	480,086
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)(a)	829	750,351
1.70%, 08/01/27 (Call 06/01/27)	605	515,748
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	1,051	838,472
3.20%, 07/15/51 (Call 01/15/51)	1,305	887,914
3.45%, 06/01/27 (Call 03/01/27)	210	195,230
3.50%, 12/15/27 (Call 09/15/27)(a)	456	427,171
4.25%, 07/02/24 (Call 04/02/24)	255	251,259
4.25%, 12/15/47 (Call 06/15/47)	390	320,566
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	623	515,138
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	774	640,030
2.00%, 10/01/30 (Call 07/01/30)	673	524,243
2.00%, 02/15/31 (Call 11/15/30)	605	468,355
3.13%, 02/15/51 (Call 08/15/50)	352	223,098

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
3.50%, 11/15/27 (Call 08/15/27)(a)	$627	$581,504
4.50%, 05/15/47 (Call 11/15/46)(a)	504	410,294
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	840	786,328
3.88%, 06/01/30 (Call 03/01/30)	585	530,490
3.95%, 08/15/29 (Call 05/15/29)(a)	508	466,459
4.20%, 12/01/24 (Call 09/01/24)	534	522,273
4.30%, 07/15/47 (Call 01/15/47)(a)	621	495,904
4.40%, 01/30/48 (Call 07/30/47)	336	272,716
7.00%, 12/01/36	289	315,640
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	220	220,440
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	270	268,016
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	754	708,172
4.30%, 02/21/48 (Call 08/21/47)	210	171,523
5.75%, 06/15/43	359	360,695
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	681	644,668
3.55%, 11/01/24 (Call 08/01/24)	460	446,524
3.80%, 03/21/29 (Call 12/21/28)	814	749,556
4.50%, 03/21/49 (Call 09/21/48)	319	268,132
4.65%, 11/01/44 (Call 05/01/44)	876	750,483
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	550	434,434
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	280	300,093
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	1,115	989,378
3.90%, 04/01/27 (Call 01/01/27)	968	923,114
4.50%, 04/01/25 (Call 01/01/25)	762	749,861
4.50%, 06/15/47 (Call 12/15/46)	381	325,819
4.70%, 03/01/48 (Call 09/01/47)	677	594,246
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	365	354,730

		41,843,278

Chemicals — 1.5%
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(b)	893	746,643
2.50%, 09/27/26 (Call 06/27/26)(b)	1,557	1,423,232
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	797	616,489
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	727	663,204
1.85%, 05/15/27 (Call 03/15/27)	1,213	1,078,374
2.05%, 05/15/30 (Call 02/15/30)	1,246	1,041,492
2.70%, 05/15/40 (Call 11/15/39)	866	639,471
2.80%, 05/15/50 (Call 11/15/49)	1,047	723,865
3.35%, 07/31/24 (Call 04/30/24)	491	478,624
4.80%, 03/03/33 (Call 12/03/32)	760	757,108
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	100	97,528
5.05%, 06/01/32 (Call 03/01/32)	915	869,712
5.45%, 12/01/44 (Call 06/01/44)(a)	130	119,656
5.65%, 06/01/52 (Call 12/01/51)	490	460,736
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(b)	332	267,260
Bayport Polymers LLC
4.74%, 04/14/27 (Call 03/14/27)(b)	20	18,465
5.14%, 04/14/32 (Call 01/14/32)(b)	700	638,737
Braskem Netherlands Finance BV
4.50%, 01/31/30(b)	1,000	842,527
5.88%, 01/31/50(b)	1,000	763,426

Security	Par (000)	Value

Chemicals (continued)
7.25%, 02/13/33 (Call 11/13/32)(b)	$1,000	$975,680
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	598	548,905
4.00%, 07/01/29 (Call 04/01/29)	524	471,335
5.00%, 06/30/32 (Call 03/30/32)(a)	615	580,415
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	750	639,070
3.50%, 05/08/24 (Call 04/08/24)	541	526,601
5.90%, 07/05/24	400	399,541
6.05%, 03/15/25	1,545	1,539,282
6.17%, 07/15/27 (Call 06/15/27)	2,146	2,130,095
6.33%, 07/15/29 (Call 05/15/29)(a)	1,170	1,147,662
6.38%, 07/15/32 (Call 04/15/32)(a)	1,146	1,111,907
CF Industries Inc.
4.50%, 12/01/26(b)	871	837,771
4.95%, 06/01/43	840	704,940
5.15%, 03/15/34(a)	1,210	1,125,763
5.38%, 03/15/44	920	811,581
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	869	814,703
3.70%, 06/01/28 (Call 03/01/28)(a)(b)	65	60,901
5.13%, 04/01/25 (Call 03/01/25)(a)(b)	1,312	1,303,950
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	834	673,333
3.60%, 11/15/50 (Call 05/15/50)	1,455	1,048,734
4.25%, 10/01/34 (Call 04/01/34)(a)	927	825,333
4.38%, 11/15/42 (Call 05/15/42)	1,134	954,545
4.63%, 10/01/44 (Call 04/01/44)	535	460,762
4.80%, 11/30/28 (Call 08/30/28)	584	573,005
4.80%, 05/15/49 (Call 11/15/48)	530	453,416
5.25%, 11/15/41 (Call 05/15/41)(a)	833	787,133
5.55%, 11/30/48 (Call 05/30/48)	1,276	1,224,068
6.30%, 03/15/33 (Call 12/15/32)(a)	435	460,858
6.90%, 05/15/53 (Call 11/15/52)(a)	1,275	1,424,993
7.38%, 11/01/29	1,096	1,217,061
9.40%, 05/15/39	538	710,822
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)(a)	2,538	2,494,504
4.73%, 11/15/28 (Call 08/15/28)(a)	2,756	2,711,122
5.32%, 11/15/38 (Call 05/15/38)	2,096	2,034,200
5.42%, 11/15/48 (Call 05/15/48)	2,466	2,362,236
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	1,151	1,114,015
4.50%, 12/01/28 (Call 09/01/28)(a)	755	721,356
4.65%, 10/15/44 (Call 04/15/44)	705	588,856
4.80%, 09/01/42 (Call 03/01/42)(a)	769	667,048
5.75%, 03/08/33 (Call 12/08/32)	415	412,770
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	1,165	890,371
1.65%, 02/01/27 (Call 01/01/27)(a)	525	463,601
2.13%, 02/01/32 (Call 11/01/31)	580	462,828
2.13%, 08/15/50 (Call 02/15/50)(a)	682	390,500
2.70%, 11/01/26 (Call 08/01/26)	944	870,572
2.70%, 12/15/51 (Call 06/15/51)(a)	1,055	670,626
2.75%, 08/18/55 (Call 02/18/55)	618	380,708
3.25%, 12/01/27 (Call 09/01/27)(a)	519	482,874
3.95%, 12/01/47 (Call 06/01/47)	430	355,902
4.80%, 03/24/30 (Call 12/24/29)(a)	761	751,963
5.25%, 01/15/28 (Call 12/15/27)(a)	1,029	1,038,970

50	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.50%, 12/08/41(a)	$530	$541,895
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	1,035	953,784
2.30%, 07/15/30 (Call 04/15/30)	713	599,198
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(b)	135	118,036
4.25%, 11/03/26(b)	1,472	1,414,583
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	655	611,555
3.45%, 10/01/29 (Call 07/01/29)	681	602,106
4.50%, 10/01/49 (Call 04/01/49)	700	565,276
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)(b)	272	219,474
4.30%, 03/18/51 (Call 09/18/50)(b)	45	32,285
4.40%, 03/30/32 (Call 09/30/31)(b)	1,090	966,021
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	770	612,637
4.50%, 05/01/29 (Call 02/01/29)	1,175	1,070,518
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	100	88,569
1.83%, 10/15/27 (Call 08/15/27)(b)	60	50,233
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	175	135,119
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	697	477,958
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	1,385	910,908
4.38%, 06/01/47 (Call 12/01/46)	495	374,748
4.45%, 09/26/28 (Call 06/26/28)	570	530,701
5.00%, 09/26/48 (Call 03/26/48)	716	592,593
LG Chem Ltd.
1.38%, 07/07/26(b)	725	632,573
2.38%, 07/07/31(b)	500	401,170
3.25%, 10/15/24(b)	200	192,366
3.63%, 04/15/29(b)	50	45,882
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	1,278	987,874
2.00%, 08/10/50 (Call 02/10/50)(a)	288	163,826
2.65%, 02/05/25 (Call 11/05/24)	680	648,682
3.20%, 01/30/26 (Call 10/30/25)(a)	976	939,173
3.55%, 11/07/42 (Call 05/07/42)	910	730,876
4.70%, 12/05/25 (Call 11/05/25)	800	797,280
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	630	719,182
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	455	492,000
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	967	818,872
5.25%, 07/15/43	823	727,909
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	460	429,085
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	580	519,151
2.25%, 10/01/30 (Call 07/01/30)(a)	495	395,692
3.38%, 10/01/40 (Call 04/01/40)	892	640,511
3.63%, 04/01/51 (Call 04/01/50)	1,432	984,518
3.80%, 10/01/60 (Call 04/01/60)	594	396,694
4.20%, 10/15/49 (Call 04/15/49)	1,108	834,042
4.20%, 05/01/50 (Call 11/01/49)	1,376	1,035,292
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	798	635,507
5.75%, 04/15/24 (Call 01/15/24)	878	877,659
MEGlobal Canada ULC
5.00%, 05/18/25(a)(b)	1,100	1,079,430
5.88%, 05/18/30(b)	750	764,646

Security	Par (000)	Value

Chemicals (continued)
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	$209	$197,835
4.88%, 11/15/41 (Call 05/15/41)(a)	125	109,293
5.45%, 11/15/33 (Call 05/15/33)(a)	257	254,052
5.63%, 11/15/43 (Call 05/15/43)	525	495,258
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	795	638,874
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	690	588,902
3.00%, 04/01/25 (Call 01/01/25)	414	393,360
3.95%, 05/13/50 (Call 11/13/49)	610	464,998
4.00%, 12/15/26 (Call 09/15/26)(a)	526	505,343
4.13%, 03/15/35 (Call 09/15/34)	729	630,421
4.20%, 04/01/29 (Call 01/01/29)	920	867,786
4.90%, 06/01/43 (Call 12/01/42)	462	411,221
5.00%, 04/01/49 (Call 10/01/48)	720	649,186
5.25%, 01/15/45 (Call 07/15/44)	738	679,908
5.63%, 12/01/40	856	829,077
5.88%, 12/01/36	687	689,419
5.90%, 11/07/24	175	175,934
5.95%, 11/07/25(a)	745	754,544
6.13%, 01/15/41 (Call 07/15/40)	365	371,207
OCI NV, 4.63%, 10/15/25 (Call 10/15/23)(b)	205	199,597
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	760	665,000
2.88%, 05/11/31 (Call 02/11/31)(b)	610	480,375
4.00%, 10/04/27 (Call 07/04/27)(b)	275	255,062
5.50%, 01/15/48 (Call 07/15/47)(a)(b)	402	331,650
5.88%, 09/17/44(b)	805	708,400
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	997	882,275
2.40%, 08/15/24 (Call 07/15/24)	192	184,039
2.55%, 06/15/30 (Call 03/15/30)(a)	630	528,098
2.80%, 08/15/29 (Call 05/15/29)(a)	567	487,629
3.75%, 03/15/28 (Call 12/15/27)	953	898,375
Rohm & Haas Co., 7.85%, 07/15/29	816	904,134
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	560	441,238
3.75%, 03/15/27 (Call 12/15/26)	975	913,177
4.25%, 01/15/48 (Call 07/15/47)	425	320,455
4.55%, 03/01/29 (Call 12/01/28)(a)	450	416,388
5.25%, 06/01/45 (Call 12/01/44)	387	335,012
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	880	857,754
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	810	633,032
2.30%, 05/15/30 (Call 02/15/30)(a)	676	556,135
2.90%, 03/15/52 (Call 09/15/51)	860	529,661
2.95%, 08/15/29 (Call 05/15/29)	558	483,678
3.13%, 06/01/24 (Call 04/01/24)	568	552,375
3.30%, 05/15/50 (Call 11/15/49)(a)	465	317,414
3.45%, 08/01/25 (Call 05/01/25)(a)	539	514,921
3.45%, 06/01/27 (Call 03/01/27)	1,775	1,663,188
3.80%, 08/15/49 (Call 02/15/49)	690	515,102
3.95%, 01/15/26 (Call 10/15/25)	550	530,722
4.00%, 12/15/42 (Call 06/15/42)	190	151,037
4.25%, 08/08/25	387	377,168
4.50%, 06/01/47 (Call 12/01/46)	1,645	1,378,341
4.55%, 08/01/45 (Call 02/01/45)(a)	537	451,193
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)(b)	650	457,249
4.25%, 05/07/29 (Call 02/07/29)(b)	505	474,912

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	$340	$274,688
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	629	608,613
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	563	547,314
Westlake Corp.
0.88%, 08/15/24 (Call 03/31/23)	429	400,290
2.88%, 08/15/41 (Call 02/15/41)	730	479,532
3.13%, 08/15/51 (Call 02/15/51)	795	491,590
3.38%, 06/15/30 (Call 03/15/30)(a)	650	561,428
3.38%, 08/15/61 (Call 02/15/61)	490	297,249
3.60%, 08/15/26 (Call 05/15/26)	875	823,307
4.38%, 11/15/47 (Call 05/15/47)	564	440,081
5.00%, 08/15/46 (Call 02/15/46)	705	592,504
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	770	629,919
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	770	715,166
4.75%, 06/01/28 (Call 03/01/28)(b)	1,586	1,492,930
7.38%, 11/14/32 (Call 08/14/32)(b)	800	860,646

		125,330,486

Commercial Services — 1.4%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	28	21,009
Adani Ports & Special Economic Zone Ltd. 3.38%, 07/24/24(b)	400	363,800
4.20%, 08/04/27 (Call 02/04/27)(b)	1,146	914,000
4.38%, 07/03/29(b)	810	619,238
5.00%, 08/02/41 (Call 02/01/41)(b)	150	95,750
American University (The), Series 2019, 3.67%, 04/01/49	565	448,935
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	1,185	1,018,195
2.45%, 08/12/31 (Call 05/12/31)(b)	843	647,286
4.00%, 05/01/28 (Call 05/01/23)(b)	627	573,149
4.25%, 11/01/29 (Call 11/01/24)(b)	915	827,344
4.38%, 08/15/27 (Call 08/15/23)(b)	710	665,473
5.50%, 08/11/32 (Call 05/11/32)(b)	350	335,610
5.55%, 05/30/33 (Call 02/28/33)	1,150	1,101,968
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	1,389	1,091,671
1.70%, 05/15/28 (Call 03/15/28)	905	782,314
3.38%, 09/15/25 (Call 06/15/25)(a)	1,102	1,061,123
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	815	694,602
3.88%, 08/15/30 (Call 05/15/30)	776	679,890
5.25%, 10/01/25 (Call 07/01/25)	460	454,623
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)(a)	195	142,612
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	462	300,243
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	543	372,283
4.32%, 08/01/45	460	409,723
4.70%, 11/01/2111	250	220,277
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)(a)	15	14,579
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	445	428,283
3.70%, 04/01/27 (Call 01/01/27)	1,321	1,261,028
4.00%, 05/01/32 (Call 02/01/32)	720	667,936
6.15%, 08/15/36(a)	225	235,906

Security	Par (000)	Value

Commercial Services (continued)
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)(a)	$200	$137,045
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	1,190	980,805
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	590	545,687
4.85%, 09/26/28(b)	1,160	1,141,245
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(b)	545	468,024
5.63%, 09/25/48(b)	1,168	1,125,473
6.85%, 07/02/37(a)(b)	1,270	1,410,360
Duke University
3.20%, 10/01/38(a)	285	236,835
3.30%, 10/01/46(a)	650	505,570
Series 2020, 2.68%, 10/01/44	660	491,106
Series 2020, 2.76%, 10/01/50(a)	88	60,415
Series 2020, 2.83%, 10/01/55	603	411,538
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(a)(b)	345	328,690
3.85%, 06/15/25 (Call 05/15/25)(b)	672	636,976
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	215	177,921
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	615	442,434
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	1,190	937,903
2.60%, 12/01/24 (Call 11/01/24)	967	919,434
2.60%, 12/15/25 (Call 11/15/25)	426	394,047
3.10%, 05/15/30 (Call 02/15/30)	997	848,964
3.25%, 06/01/26 (Call 03/01/26)	517	483,486
5.10%, 12/15/27 (Call 11/15/27)(a)	645	638,366
7.00%, 07/01/37(a)	510	539,987
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	758	699,056
3.80%, 11/01/25 (Call 08/01/25)(b)	1,209	1,151,861
3.85%, 11/15/24 (Call 08/15/24)(b)	953	922,392
4.20%, 11/01/46 (Call 05/01/46)(b)	581	476,699
4.50%, 02/15/45 (Call 08/15/44)(b)	404	344,712
5.63%, 03/15/42(a)(b)	785	776,483
6.70%, 06/01/34(a)(b)	678	730,093
7.00%, 10/15/37(a)(b)	1,106	1,246,560
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	1,000	833,409
4.25%, 02/01/29 (Call 11/01/28)(b)	1,066	978,172
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	1,022	867,933
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	130	84,550
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	299	182,599
George Washington University (The)
4.87%, 09/15/45	645	603,842
Series 2014, 4.30%, 09/15/44	355	313,690
Series 2016, 3.55%, 09/15/46	408	313,240
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)(a)	864	747,709
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	325	216,888
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)(a)	130	116,399
Series B, 4.32%, 04/01/49 (Call 10/01/48)	626	538,469
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,352	1,181,874
1.50%, 11/15/24 (Call 10/15/24)	170	158,264
2.15%, 01/15/27 (Call 12/15/26)	831	728,212
2.65%, 02/15/25 (Call 01/15/24)(a)	743	700,895

52	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.90%, 05/15/30 (Call 02/15/30)(a)	$1,448	$1,191,552
2.90%, 11/15/31 (Call 08/15/31)	1,354	1,073,729
3.20%, 08/15/29 (Call 05/15/29)	1,454	1,236,281
4.15%, 08/15/49 (Call 02/15/49)	563	407,013
4.45%, 06/01/28 (Call 03/01/28)	600	560,293
4.80%, 04/01/26 (Call 01/01/26)	1,020	993,021
4.95%, 08/15/27 (Call 07/15/27)(a)	525	507,782
5.30%, 08/15/29 (Call 06/15/29)	615	593,288
5.40%, 08/15/32 (Call 05/15/32)(a)	145	138,593
5.95%, 08/15/52 (Call 02/15/52)	1,120	1,035,503
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	990	849,798
2.65%, 07/15/31 (Call 04/15/31)	840	641,076
Howard University, 5.21%, 10/01/52 (Call 10/01/32)(a)	200	163,416
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(b)	165	152,921
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)	130	129,728
Series 2013, 4.08%, 07/01/53	460	399,280
Series A, 2.81%, 01/01/60 (Call 07/01/59)	515	335,892
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	145	127,219
2.41%, 06/01/50 (Call 12/01/49)	950	629,887
3.46%, 05/01/47	1,010	809,932
3.65%, 05/01/48 (Call 11/01/47)	555	463,757
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	200	149,592
3.89%, 07/01/2116	590	443,834
3.96%, 07/01/38	360	330,791
4.68%, 07/01/2114	326	299,393
5.60%, 07/01/2111	830	901,723
Series F, 2.99%, 07/01/50 (Call 01/01/50)(a)	661	490,874
Series G, 2.29%, 07/01/51 (Call 01/01/51)(a)	680	435,897
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	230	177,938
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	365	287,773
2.55%, 08/18/60 (Call 02/18/60)	110	60,280
2.75%, 08/19/41 (Call 02/19/41)	610	420,004
3.10%, 11/29/61 (Call 05/29/61)	695	432,260
3.25%, 01/15/28 (Call 10/15/27)(a)	670	615,831
3.25%, 05/20/50 (Call 11/20/49)	296	205,826
3.75%, 03/24/25 (Call 02/24/25)	603	583,219
3.75%, 02/25/52 (Call 08/25/51)(a)	810	619,802
4.25%, 02/01/29 (Call 11/01/28)	881	837,628
4.25%, 08/08/32 (Call 05/08/32)(a)	845	781,903
4.88%, 12/17/48 (Call 06/17/48)	464	418,902
5.25%, 07/15/44	609	581,693
Northeastern University, Series 2020, 2.89%, 10/01/50	55	37,341
Northwestern University
3.69%, 12/01/38	485	424,716
3.87%, 12/01/48	505	442,072
4.64%, 12/01/44	475	456,654
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)(a)	445	362,117
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	495	344,952
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,155	1,070,357
2.30%, 06/01/30 (Call 03/01/30)	1,513	1,247,645
2.40%, 10/01/24 (Call 09/01/24)	1,159	1,109,564
2.65%, 10/01/26 (Call 08/01/26)(a)	1,889	1,743,723

Security	Par (000)	Value

Commercial Services (continued)
2.85%, 10/01/29 (Call 07/01/29)	$2,108	$1,829,650
3.25%, 06/01/50 (Call 12/01/49)	941	650,621
3.90%, 06/01/27 (Call 05/01/27)(a)	425	409,338
4.40%, 06/01/32 (Call 03/01/32)(a)	910	856,151
5.05%, 06/01/52 (Call 12/01/51)	855	778,467
5.25%, 06/01/62 (Call 12/01/61)(a)	680	622,587
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(b)	120	104,805
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	275	185,544
3.15%, 07/15/46 (Call 01/15/46)	861	667,875
3.30%, 07/15/56 (Call 01/15/56)	315	242,245
3.62%, 10/01/37	463	402,583
3.75%, 11/15/52 (Call 05/15/52)	290	248,982
4.88%, 10/15/40	737	745,109
6.50%, 01/15/39(b)	561	664,161
Quanta Services Inc.
0.95%, 10/01/24 (Call 03/31/23)	1	925
2.35%, 01/15/32 (Call 10/15/31)	1,158	884,434
2.90%, 10/01/30 (Call 07/01/30)	1,128	933,565
3.05%, 10/01/41 (Call 04/01/41)	540	361,032
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,251	1,077,657
4.00%, 03/18/29 (Call 12/18/28)	830	768,427
4.75%, 05/20/32 (Call 02/20/32)	515	492,125
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	800	525,644
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	683	527,499
2.30%, 08/15/60 (Call 02/15/60)	561	310,366
2.45%, 03/01/27 (Call 02/01/27)	590	536,996
2.50%, 12/01/29 (Call 09/01/29)(a)	812	695,592
2.70%, 03/01/29	1,062	932,653
2.90%, 03/01/32	930	795,996
2.95%, 01/22/27 (Call 10/22/26)(a)	590	552,176
3.25%, 12/01/49 (Call 06/01/49)	814	597,385
3.70%, 03/01/52	1,300	1,028,867
3.90%, 03/01/62	610	481,511
4.25%, 05/01/29	1,454	1,379,903
4.50%, 05/15/48 (Call 11/15/47)(a)	245	215,003
4.75%, 08/01/28	1,315	1,304,280
6.55%, 11/15/37	50	53,399
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(a)(b)	799	712,549
2.72%, 04/16/31 (Call 01/16/31)(a)(b)	593	478,559
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	155	114,747
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	1,119	885,104
3.38%, 03/22/27 (Call 12/22/26)(b)	511	468,007
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	930	889,068
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	410	382,173
2.05%, 04/15/26 (Call 03/15/26)(b)	975	852,810
3.15%, 06/15/31 (Call 03/15/31)(b)	935	730,846
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	410	316,411
Trustees of Boston College
3.13%, 07/01/52	331	234,558
3.99%, 07/01/47	250	210,469

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	$570	$505,045
Trustees of Dartmouth College, 3.47%, 06/01/46	995	814,985
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)(a)	15	14,102
5.70%, 03/01/39(a)	924	1,024,191
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	230	158,000
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(a)	297	207,775
4.67%, 09/01/2112(a)	240	213,448
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	95	61,793
Trustees of Tufts College, Series 2012, 5.02%, 04/15/2112	130	107,560
United Rentals North America Inc., 6.00%, 12/15/29 (Call 12/15/25)(b)	415	415,000
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	221	161,676
4.00%, 10/01/53 (Call 04/01/53)(a)	365	314,380
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	594	458,689
Series C, 2.55%, 04/01/50 (Call 10/01/49)(a)	330	229,837
University of Miami, 4.06%, 04/01/52(a)	195	164,225
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	928	753,703
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	948	756,661
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	700	481,418
3.03%, 10/01/39(a)	691	553,471
5.25%, 10/01/2111(a)	225	224,588
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	575	494,509
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	285	197,868
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)(a)	25	15,356
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	719	501,034
4.00%, 06/15/25 (Call 03/15/25)	897	868,037
4.13%, 03/15/29 (Call 12/15/28)(a)	1,188	1,096,375
5.50%, 06/15/45 (Call 12/15/44)	219	205,540
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	395	313,307
4.35%, 04/15/2122 (Call 10/15/2121)	250	203,573
Wesleyan University, 4.78%, 07/01/2116	325	270,590
William Marsh Rice University
3.57%, 05/15/45	185	152,090
3.77%, 05/15/55(a)	540	454,556
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(b)	150	94,829
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	405	371,721
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)(a)	435	352,945
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	387	251,777

		116,582,935

Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,040	859,242
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,275	1,149,503
0.70%, 02/08/26 (Call 01/08/26)(a)	2,515	2,231,804
1.13%, 05/11/25 (Call 04/11/25)	2,461	2,272,837
1.20%, 02/08/28 (Call 12/08/27)	2,520	2,136,043
1.25%, 08/20/30 (Call 05/20/30)	1,392	1,093,816
1.40%, 08/05/28 (Call 06/05/28)	2,165	1,828,563
1.65%, 05/11/30 (Call 02/11/30)	2,385	1,947,597
1.65%, 02/08/31 (Call 11/08/30)	2,650	2,124,575

Security	Par (000)	Value

Computers (continued)
1.70%, 08/05/31 (Call 05/05/31)	$1,265	$1,006,656
1.80%, 09/11/24 (Call 08/11/24)	747	711,760
2.05%, 09/11/26 (Call 07/11/26)	1,929	1,756,491
2.20%, 09/11/29 (Call 06/11/29)	2,761	2,372,131
2.38%, 02/08/41 (Call 08/08/40)	1,953	1,380,747
2.40%, 08/20/50 (Call 02/20/50)	1,236	784,047
2.45%, 08/04/26 (Call 05/04/26)(a)	2,230	2,064,266
2.50%, 02/09/25(a)	1,604	1,533,860
2.55%, 08/20/60 (Call 02/20/60)(a)	1,536	952,522
2.65%, 05/11/50 (Call 11/11/49)	2,953	1,982,967
2.65%, 02/08/51 (Call 08/08/50)	3,021	2,014,991
2.70%, 08/05/51 (Call 02/05/51)	1,825	1,222,047
2.75%, 01/13/25 (Call 11/13/24)	1,581	1,518,987
2.80%, 02/08/61 (Call 02/08/60)	2,134	1,368,954
2.85%, 05/11/24 (Call 03/11/24)	1,277	1,244,387
2.85%, 08/05/61 (Call 02/05/61)	1,385	899,780
2.90%, 09/12/27 (Call 06/12/27)	2,418	2,248,055
2.95%, 09/11/49 (Call 03/11/49)	1,502	1,080,556
3.00%, 06/20/27 (Call 03/20/27)	1,800	1,691,499
3.00%, 11/13/27 (Call 08/13/27)(a)	1,590	1,481,012
3.20%, 05/13/25(a)	2,272	2,194,454
3.20%, 05/11/27 (Call 02/11/27)(a)	2,526	2,386,768
3.25%, 02/23/26 (Call 11/23/25)	3,211	3,071,295
3.25%, 08/08/29 (Call 06/08/29)	1,190	1,094,416
3.35%, 02/09/27 (Call 11/09/26)(a)	2,826	2,693,127
3.35%, 08/08/32 (Call 05/08/32)(a)	1,310	1,181,192
3.45%, 05/06/24	1,213	1,190,815
3.45%, 02/09/45(a)	2,188	1,770,594
3.75%, 09/12/47 (Call 03/12/47)(a)	1,060	886,873
3.75%, 11/13/47 (Call 05/13/47)	1,617	1,350,932
3.85%, 05/04/43	3,024	2,600,446
3.85%, 08/04/46 (Call 02/04/46)	2,091	1,767,642
3.95%, 08/08/52 (Call 02/08/52)	1,895	1,614,312
4.10%, 08/08/62 (Call 02/08/62)	1,510	1,279,040
4.25%, 02/09/47 (Call 08/09/46)	1,029	939,371
4.38%, 05/13/45	2,096	1,924,924
4.45%, 05/06/44	904	861,161
4.50%, 02/23/36 (Call 08/23/35)(a)	1,715	1,680,835
4.65%, 02/23/46 (Call 08/23/45)	4,074	3,878,849
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	25	22,194
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	400	350,908
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	960	846,258
2.30%, 09/14/31 (Call 06/14/31)	740	569,409
Dell Inc.
5.40%, 09/10/40(a)	557	481,570
6.50%, 04/15/38(a)	669	667,328
7.10%, 04/15/28(a)	775	815,687
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	950	630,000
3.45%, 12/15/51 (Call 06/15/51)(b)	962	587,956
4.00%, 07/15/24 (Call 06/15/24)	965	945,575
4.90%, 10/01/26 (Call 08/01/26)	1,571	1,536,410
5.25%, 02/01/28 (Call 01/01/28)	1,460	1,436,707
5.30%, 10/01/29 (Call 07/01/29)(a)	1,818	1,756,558
5.75%, 02/01/33 (Call 11/01/32)	925	898,517
5.85%, 07/15/25 (Call 06/15/25)(a)	1,475	1,483,942
6.02%, 06/15/26 (Call 03/15/26)	3,367	3,408,448
6.10%, 07/15/27 (Call 05/15/27)(a)	776	797,386

54	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.20%, 07/15/30 (Call 04/15/30)(a)	$1,047	$1,063,061
8.10%, 07/15/36 (Call 01/15/36)	1,183	1,322,002
8.35%, 07/15/46 (Call 01/15/46)	751	852,534
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	1,110	965,084
2.38%, 09/15/28 (Call 07/15/28)(a)	945	791,248
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	714	625,692
2.20%, 03/15/31 (Call 12/15/30)	848	676,236
Genpact Luxembourg Sarl, 3.38%, 12/01/24
(Call 11/01/24)	413	393,981
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	654	583,748
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	951	909,848
1.75%, 04/01/26 (Call 03/01/26)(a)	1,327	1,191,306
4.90%, 10/15/25 (Call 07/15/25)	3,095	3,069,076
6.20%, 10/15/35 (Call 04/15/35)(a)	975	1,004,987
6.35%, 10/15/45 (Call 04/15/45)(a)	1,319	1,300,269
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	1,607	1,410,800
2.20%, 06/17/25 (Call 05/17/25)	1,426	1,331,938
2.65%, 06/17/31 (Call 03/17/31)	1,155	908,046
3.00%, 06/17/27 (Call 04/17/27)(a)	1,017	924,827
3.40%, 06/17/30 (Call 03/17/30)	1,135	968,702
4.00%, 04/15/29 (Call 02/15/29)	895	813,447
4.20%, 04/15/32 (Call 01/15/32)	1,160	997,568
4.75%, 01/15/28 (Call 12/15/27)	1,020	981,620
5.50%, 01/15/33 (Call 10/15/32)(a)	1,205	1,138,489
6.00%, 09/15/41(a)	1,150	1,125,250
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,347	1,180,728
1.95%, 05/15/30 (Call 02/15/30)	1,680	1,354,201
2.20%, 02/09/27 (Call 01/09/27)	723	649,821
2.72%, 02/09/32 (Call 11/09/31)(a)	490	406,551
2.85%, 05/15/40 (Call 11/15/39)	949	678,267
2.95%, 05/15/50 (Call 11/15/49)(a)	882	573,652
3.00%, 05/15/24	1,736	1,687,714
3.30%, 05/15/26	2,279	2,153,624
3.30%, 01/27/27	915	857,905
3.43%, 02/09/52 (Call 08/09/51)	1,108	776,765
3.45%, 02/19/26(a)	1,489	1,419,280
3.50%, 05/15/29	2,936	2,677,627
4.00%, 07/27/25	160	155,844
4.00%, 06/20/42	1,528	1,249,246
4.15%, 07/27/27 (Call 06/27/27)(a)	885	855,299
4.15%, 05/15/39	2,084	1,767,215
4.25%, 05/15/49(a)	2,628	2,172,316
4.40%, 07/27/32 (Call 04/27/32)	855	800,763
4.50%, 02/06/26	680	666,498
4.50%, 02/06/28 (Call 01/06/28)	680	661,914
4.70%, 02/19/46	785	686,354
4.75%, 02/06/33 (Call 11/06/32)	680	650,211
4.90%, 07/27/52 (Call 01/27/52)	405	364,357
5.10%, 02/06/53 (Call 08/06/52)	680	631,611
5.60%, 11/30/39(a)	1,000	1,001,134
5.88%, 11/29/32(a)	853	892,865
6.22%, 08/01/27(a)	912	956,530
6.50%, 01/15/28(a)	498	529,088
7.00%, 10/30/25	1,236	1,294,014

Security	Par (000)	Value

Computers (continued)
7.13%, 12/01/96(a)	$350	$445,202
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	840	722,005
2.70%, 10/15/28 (Call 08/15/28)	622	509,146
3.15%, 10/15/31 (Call 07/15/31)	785	586,070
4.10%, 10/15/41 (Call 04/15/41)	652	440,184
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	1,042	812,395
3.63%, 05/15/25 (Call 04/15/25)	652	626,721
4.38%, 05/15/30 (Call 02/15/30)	765	700,952
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)(b)	350	286,325
5.83%, 01/27/28 (Call 12/27/27)(a)(b)	200	196,913
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)(a)	1,212	1,116,615
2.38%, 06/22/27 (Call 04/22/27)(a)	755	678,610
2.70%, 06/22/30 (Call 03/22/30)	1,210	1,010,579
3.30%, 09/29/24 (Call 07/29/24)	473	456,322
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	908	738,983
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(b)	330	290,263

		161,280,032

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/25	340	326,604
3.10%, 08/15/27 (Call 07/15/27)	190	179,089
3.25%, 03/15/24(a)	545	534,511
3.25%, 08/15/32 (Call 05/15/32)(a)	722	652,941
3.70%, 08/01/47 (Call 02/01/47)(a)	367	320,485
4.00%, 08/15/45	1,011	925,968
4.60%, 03/01/28 (Call 02/01/28)	216	215,900
4.60%, 03/01/33 (Call 12/01/32)	216	215,822
4.80%, 03/02/26	216	216,069
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	655	530,836
2.00%, 12/01/24 (Call 11/01/24)	618	585,883
2.38%, 12/01/29 (Call 09/01/29)(a)	897	766,679
2.60%, 04/15/30 (Call 01/15/30)	910	788,564
3.13%, 12/01/49 (Call 06/01/49)(a)	699	510,535
3.15%, 03/15/27 (Call 12/15/26)	565	532,352
3.70%, 08/15/42	442	357,230
4.15%, 03/15/47 (Call 09/15/46)	550	479,203
4.38%, 06/15/45 (Call 12/15/44)(a)	314	281,665
6.00%, 05/15/37(a)	436	465,414
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	1,915	1,780,645
3.38%, 03/24/29 (Call 01/24/29)	1,335	1,187,925
3.63%, 03/24/32 (Call 12/24/31)	2,020	1,764,438
4.00%, 03/24/52 (Call 09/24/51)	1,020	799,603
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	2,080	1,977,773
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,050	940,931
1.00%, 04/23/26	1,230	1,095,309
1.20%, 10/29/30	1,822	1,437,013
1.90%, 02/01/27	220	200,218
1.95%, 04/23/31	1,150	958,943
2.30%, 02/01/32	550	464,199
2.45%, 11/03/26	1,266	1,168,140
2.70%, 02/02/26(a)	886	836,873
2.80%, 03/25/27	984	917,408

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.85%, 08/11/27	$562	$523,256
3.00%, 03/25/30	2,030	1,840,778
3.50%, 10/25/47(a)	350	288,369
3.55%, 03/25/40	555	477,381
3.60%, 03/25/50	675	570,154
3.95%, 01/26/28(a)	1,425	1,390,752
4.05%, 01/26/33	680	657,756
4.10%, 01/26/26(a)	650	640,251
5.50%, 02/01/34(a)	210	220,149
5.55%, 03/05/37(a)	372	399,026
5.80%, 08/15/34(a)	165	179,033
Unilever Capital Corp.
0.63%, 08/12/24 (Call 03/31/23)	420	393,114
1.38%, 09/14/30 (Call 06/14/30)	785	618,194
1.75%, 08/12/31 (Call 05/12/31)	1,115	883,052
2.00%, 07/28/26	655	594,127
2.13%, 09/06/29 (Call 06/06/29)	760	639,236
2.60%, 05/05/24 (Call 03/05/24)	1,024	992,866
2.90%, 05/05/27 (Call 02/05/27)	955	886,143
3.10%, 07/30/25(a)	800	763,083
3.25%, 03/07/24 (Call 02/07/24)	576	564,607
3.38%, 03/22/25 (Call 01/22/25)(a)	505	487,002
3.50%, 03/22/28 (Call 12/22/27)	1,755	1,643,891
5.90%, 11/15/32	699	757,052
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	715	477,605

		41,302,045

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	1,103	947,440
4.50%, 10/24/28 (Call 07/24/28)(b)	888	828,047
4.65%, 04/20/32 (Call 01/20/32)(b)	325	300,229
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	580	506,149
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	893	836,184
3.75%, 05/15/46 (Call 11/15/45)(a)	385	305,222
4.20%, 05/15/47 (Call 11/15/46)	366	314,092
4.60%, 06/15/45 (Call 12/15/44)	838	771,334

		4,808,697

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	1,770	1,641,988
1.75%, 01/30/26 (Call 12/30/25)	1,070	945,853
2.45%, 10/29/26 (Call 09/29/26)	2,745	2,419,915
2.88%, 08/14/24 (Call 07/14/24)(a)	800	760,710
3.00%, 10/29/28 (Call 08/29/28)	4,100	3,493,661
3.30%, 01/30/32 (Call 10/30/31)	4,410	3,529,049
3.40%, 10/29/33 (Call 07/29/33)	1,635	1,272,048
3.50%, 01/15/25 (Call 11/15/24)	845	804,993
3.65%, 07/21/27 (Call 04/21/27)	757	685,610
3.85%, 10/29/41 (Call 04/29/41)(a)	1,425	1,043,269
3.88%, 01/23/28 (Call 10/23/27)(a)	318	287,790
4.45%, 10/01/25 (Call 08/01/25)	855	821,424
4.45%, 04/03/26 (Call 02/03/26)	1,190	1,130,878
4.63%, 10/15/27 (Call 08/15/27)	903	851,348
6.50%, 07/15/25 (Call 06/15/25)	1,055	1,058,604
Series 3NC1, 1.75%, 10/29/24 (Call 03/31/23)(a)	420	390,043
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	625	529,173
3.50%, 08/01/25(a)	210	201,462

Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	$455	$422,450
1.88%, 08/15/26 (Call 07/15/26)	923	805,650
2.10%, 09/01/28 (Call 07/01/28)	875	722,919
2.20%, 01/15/27 (Call 12/15/26)	862	757,317
2.30%, 02/01/25 (Call 01/01/25)(a)	887	827,995
2.88%, 01/15/26 (Call 12/15/25)(a)	1,259	1,160,530
2.88%, 01/15/32 (Call 10/15/31)	270	211,964
3.00%, 02/01/30 (Call 11/01/29)	1,065	884,066
3.13%, 12/01/30 (Call 09/01/30)	1,319	1,084,473
3.25%, 03/01/25 (Call 01/01/25)	763	724,058
3.25%, 10/01/29 (Call 07/01/29)	605	515,389
3.38%, 07/01/25 (Call 06/01/25)	1,161	1,094,698
3.63%, 04/01/27 (Call 01/01/27)	723	664,392
3.63%, 12/01/27 (Call 09/01/27)(a)	625	568,154
3.75%, 06/01/26 (Call 04/01/26)	1,771	1,663,890
4.25%, 09/15/24 (Call 06/15/24)	625	612,255
4.63%, 10/01/28 (Call 07/01/28)	680	635,025
5.30%, 02/01/28 (Call 01/01/28)(a)	555	539,243
5.85%, 12/15/27 (Call 11/15/27)	40	39,811
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	357	303,488
4.13%, 05/01/24 (Call 02/01/24)	201	196,304
4.25%, 06/15/26 (Call 04/15/26)	910	863,772
5.25%, 08/11/25 (Call 07/11/25)(b)	1,027	1,001,541
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	1,270	1,034,644
3.88%, 05/21/24 (Call 04/21/24)	691	676,585
4.63%, 03/30/25	524	512,796
4.75%, 06/09/27 (Call 05/09/27)(a)	755	719,361
5.13%, 09/30/24	649	643,328
5.80%, 05/01/25 (Call 04/01/25)(a)	842	842,556
7.10%, 11/15/27 (Call 10/15/27)(a)	1,149	1,192,879
8.00%, 11/01/31 (a)	2,810	3,041,402
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	1,265	1,118,848
2.25%, 03/04/25 (Call 02/01/25)	965	907,604
2.50%, 07/30/24 (Call 06/29/24)	1,644	1,581,609
2.55%, 03/04/27 (Call 02/01/27)	2,218	2,007,754
3.00%, 10/30/24 (Call 09/29/24)	1,659	1,598,505
3.13%, 05/20/26 (Call 04/20/26)	1,078	1,012,416
3.30%, 05/03/27 (Call 04/02/27)	1,844	1,722,961
3.38%, 05/03/24	190	185,654
3.63%, 12/05/24 (Call 11/04/24)	509	493,880
3.95%, 08/01/25 (Call 07/01/25)	2,775	2,693,476
4.05%, 05/03/29 (Call 03/03/29)	1,040	985,465
4.05%, 12/03/42	1,650	1,457,403
4.20%, 11/06/25 (Call 10/06/25)(a)	893	872,944
4.42%, 08/03/33 (Call 08/03/32), (1 day SOFR + 1.760%)(d)	1,605	1,501,394
4.90%, 02/13/26 (Call 01/13/26)	1,000	992,164
4.99%, 05/26/33 (Call 05/26/32), (1 day SOFR + 2.255%)(d)	826	791,653
5.85%, 11/05/27 (Call 10/05/27)	1,770	1,822,036
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	130	122,323
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	676	624,677
3.00%, 04/02/25 (Call 03/02/25)	504	482,071
3.70%, 10/15/24	555	541,720

56	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.50%, 05/13/32 (Call 02/13/32)(a)	$720	$700,942
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	1,025	874,263
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)(b)	605	500,402
3.75%, 07/15/27 (Call 06/15/27)(a)(b)	510	429,995
3.95%, 07/15/26 (Call 06/15/26)(b)	570	497,631
Apollo Management Holdings LP
4.00%, 05/30/24(b)	279	271,589
4.95%, 01/14/50 (Call 01/14/24), (5 year CMT + 3.266%)(b)(d)	130	112,125
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	715	597,331
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5 year CMT + 3.237%)(b)(d)	930	712,944
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(b)	85	55,260
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(b)	85	80,758
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	815	719,972
1.95%, 09/20/26 (Call 08/20/26)(b)	1,475	1,268,200
3.50%, 11/01/27 (Call 07/01/27)(b)	995	872,572
4.13%, 08/01/25 (Call 06/01/25)(b)	795	746,552
4.88%, 10/01/25 (Call 07/01/25)(b)	469	446,846
5.50%, 12/15/24 (Call 11/15/24)(b)	520	513,128
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	1,017	890,863
2.53%, 11/18/27 (Call 10/18/27)(b)	1,788	1,489,809
2.75%, 02/21/28 (Call 12/21/27)(b)	870	726,421
2.88%, 02/15/25 (Call 01/15/25)(b)	790	734,785
3.25%, 02/15/27 (Call 12/15/26)(b)	1,040	918,950
3.95%, 07/01/24 (Call 06/01/24)(b)	727	702,988
4.25%, 04/15/26 (Call 03/15/26)(b)	1,462	1,356,730
4.38%, 05/01/26 (Call 03/01/26)(b)	1,020	948,891
5.25%, 05/15/24 (Call 04/15/24)(b)	780	767,571
5.50%, 01/15/26 (Call 12/15/25)(b)	1,008	975,426
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	373	356,116
4.38%, 12/15/25 (Call 09/15/25)	1,300	1,210,317
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)(b)	593	437,388
1.63%, 08/05/28 (Call 06/05/28)(b)	385	317,391
2.00%, 01/30/32 (Call 10/30/31)(b)	1,193	890,816
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	618	505,117
2.55%, 03/30/32 (Call 12/30/31)(b)	345	274,239
2.80%, 09/30/50 (Call 03/30/50)(a)(b)	391	230,291
2.85%, 08/05/51 (Call 02/05/51)(b)	405	240,458
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	327	295,296
3.20%, 01/30/52 (Call 07/30/51)(b)	610	392,355
3.50%, 09/10/49 (Call 03/10/49)(b)	750	512,266
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	604	458,097
4.45%, 07/15/45(b)	350	285,785
5.00%, 06/15/44(b)	591	518,786
5.90%, 11/03/27 (Call 10/03/27)(b)	700	710,833
6.20%, 04/22/33 (Call 01/22/33)(a)(b)	850	872,189
6.25%, 08/15/42(b)	496	500,878
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	618	472,323
4.13%, 10/07/51 (Call 04/07/51)(b)	415	274,604
4.38%, 02/15/32 (Call 11/15/31)(b)	650	534,370

Security	Par (000)	Value

Diversified Financial Services (continued)
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	$680	$569,825
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	786	685,266
3.25%, 04/29/25 (Call 03/29/25)(b)	522	497,179
3.50%, 10/10/24 (Call 09/10/24)(b)	751	726,322
3.50%, 09/18/27 (Call 06/18/27)(b)	925	860,121
3.88%, 04/27/26 (Call 01/27/26)(b)	835	793,392
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	292	278,953
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	450	352,321
2.72%, 04/15/31 (Call 01/15/31)	515	419,479
3.50%, 03/30/51 (Call 09/30/50)	505	340,675
3.63%, 02/15/52 (Call 08/15/51)	405	276,422
3.90%, 01/25/28 (Call 10/25/27)	1,204	1,121,032
4.00%, 04/01/24 (Call 02/01/24)	794	781,211
4.25%, 06/02/26 (Call 03/02/26)(a)	732	704,613
4.35%, 04/15/30 (Call 01/15/30)	1,179	1,086,344
4.70%, 09/20/47 (Call 03/20/47)	1,073	914,328
4.85%, 03/29/29 (Call 12/29/28)	1,341	1,286,416
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)(a)	839	564,239
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	855	789,127
4.88%, 05/01/24 (Call 04/01/24)(b)	555	545,095
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1 day SOFR + 0.855%)(d)	1,476	1,289,837
2.36%, 07/29/32 (Call 07/29/31), (1 day SOFR + 1.337%)(d)	769	565,800
2.62%, 11/02/32 (Call 11/02/31), (1 day SOFR + 1.265%)(d)	810	628,189
2.64%, 03/03/26 (Call 03/03/25), (1 day SOFR + 1.290%)(d)	1,500	1,410,148
3.20%, 02/05/25 (Call 01/05/25)	1,085	1,039,694
3.27%, 03/01/30 (Call 03/01/29), (1 day SOFR + 1.790%)(d)	1,325	1,142,400
3.30%, 10/30/24 (Call 09/30/24)	1,494	1,442,412
3.65%, 05/11/27 (Call 04/11/27)(a)	1,182	1,100,865
3.75%, 04/24/24 (Call 03/24/24)	714	700,222
3.75%, 07/28/26 (Call 06/28/26)	1,720	1,615,951
3.75%, 03/09/27 (Call 02/09/27)	1,812	1,699,044
3.80%, 01/31/28 (Call 12/31/27)	919	850,923
4.17%, 05/09/25 (Call 05/09/24), (1 day SOFR + 1.370%)(d)	1,050	1,026,467
4.20%, 10/29/25 (Call 09/29/25)	1,497	1,445,235
4.25%, 04/30/25 (Call 03/31/25)	1,018	991,424
4.93%, 05/10/28 (Call 05/10/27), (1 day SOFR + 2.057%)(a)(d)	985	953,711
4.99%, 07/24/26 (Call 07/24/25), (1 day SOFR + 2.160%)(d)	1,445	1,421,605
5.25%, 07/26/30 (Call 07/26/29), (1 day SOFR + 2.600%)(a)(d)	570	546,553
5.27%, 05/10/33 (Call 05/10/32), (1 day SOFR + 2.370%)(a)(d)	2,103	1,991,739
5.47%, 02/01/29 (Call 02/01/28), (1 day SOFR + 2.080%)(d)	595	584,148
5.82%, 02/01/34 (Call 02/01/33), (1 day SOFR + 2.600%)(d)	795	771,968

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	$623	$488,568
3.00%, 03/16/32 (Call 12/16/31)	605	511,570
3.65%, 01/12/27 (Call 10/12/26)	1,286	1,229,079
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(a)	1,150	1,096,631
0.90%, 03/11/26 (Call 02/11/26)	1,687	1,486,396
1.15%, 05/13/26 (Call 04/13/26)	1,495	1,320,020
1.65%, 03/11/31 (Call 12/11/30)	749	584,884
1.95%, 12/01/31 (Call 09/01/31)	1,612	1,262,960
2.00%, 03/20/28 (Call 01/20/28)(a)	1,235	1,076,190
2.30%, 05/13/31 (Call 02/13/31)	585	481,995
2.45%, 03/03/27 (Call 02/03/27)	640	580,443
2.75%, 10/01/29 (Call 07/01/29)	487	423,062
2.90%, 03/03/32 (Call 12/03/31)(a)	1,370	1,158,717
3.00%, 03/10/25 (Call 12/10/24)	1,007	964,751
3.20%, 03/02/27 (Call 12/02/26)	732	684,161
3.20%, 01/25/28 (Call 10/25/27)(a)	680	628,608
3.25%, 05/22/29 (Call 02/22/29)	927	838,751
3.30%, 04/01/27 (Call 01/01/27)	959	901,060
3.45%, 02/13/26 (Call 11/13/25)	1,005	961,733
3.63%, 04/01/25 (Call 01/01/25)	786	761,710
3.75%, 04/01/24 (Call 03/02/24)	90	88,425
3.85%, 05/21/25 (Call 03/21/25)	339	329,465
4.00%, 02/01/29 (Call 11/01/28)	719	679,654
4.20%, 03/24/25 (Call 02/22/25)	936	917,850
4.63%, 03/22/30 (Call 12/22/29)(a)	280	273,779
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	565	562,212
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,695	1,624,064
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	1,350	1,023,495
4.10%, 06/15/51 (Call 12/15/50)	1,110	666,716
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	1,435	1,277,991
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	633	613,115
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 03/07/23)	5	4,707
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	750	628,706
3.00%, 03/15/25 (Call 12/15/24)(a)	1,388	1,334,932
3.75%, 06/15/28 (Call 03/15/28)	907	865,667
4.15%, 06/15/48 (Call 12/15/47)	1,096	977,294
5.30%, 09/15/43 (Call 03/15/43)	981	1,000,355
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	1,789	1,839,490
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	505	481,758
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	577	554,629
3.95%, 11/06/24 (Call 08/06/24)	675	656,955
4.10%, 02/09/27 (Call 11/09/26)(a)	1,558	1,476,294
4.50%, 01/30/26 (Call 11/30/25)(a)	796	770,569
6.70%, 11/29/32 (Call 08/29/32)	185	191,147
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	723	658,472
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	551	516,942
FMR LLC
5.15%, 02/01/43(b)	55	49,649
6.45%, 11/15/39(a)(b)	820	869,491
6.50%, 12/14/40(b)	200	210,547
7.57%, 06/15/29(a)(b)	900	968,304
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	1,032	798,948

Security	Par (000)	Value

Diversified Financial Services (continued)
2.85%, 03/30/25	$619	$587,431
2.95%, 08/12/51 (Call 02/12/51)	415	263,870
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	225	213,233
Invesco Finance PLC
3.75%, 01/15/26	853	823,478
5.38%, 11/30/43(a)	385	361,146
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	725	711,826
Jefferies Financial Group Inc.
4.15%, 01/23/30	751	678,340
4.85%, 01/15/27(a)	1,138	1,115,204
6.25%, 01/15/36(a)	690	716,544
6.45%, 06/08/27(a)	532	549,947
6.50%, 01/20/43	629	644,610
6.63%, 10/23/43 (Call 07/23/43)(a)	350	352,053
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	600	464,782
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	1,142	893,748
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	1,088	1,007,646
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	470	437,940
3.75%, 02/13/25	698	673,218
4.38%, 03/11/29 (Call 12/11/28)(a)	637	596,586
4.50%, 09/19/28 (Call 06/19/28)(a)	776	731,421
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	548	517,049
Legg Mason Inc.
3.95%, 07/15/24	376	367,309
4.75%, 03/15/26	890	875,602
5.63%, 01/15/44	361	357,620
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	475	449,340
1.38%, 04/06/26 (Call 03/06/24)(b)	1,672	1,469,322
2.00%, 04/06/28 (Call 02/06/28)(b)	1,208	1,031,921
2.50%, 04/06/31 (Call 01/06/31)(b)	1,245	1,036,140
3.20%, 04/06/41 (Call 10/06/40)(b)	576	433,647
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	595	485,098
2.00%, 03/03/25 (Call 02/03/25)(a)	986	929,467
2.00%, 11/18/31 (Call 08/18/31)	980	792,892
2.95%, 11/21/26 (Call 08/21/26)	510	476,573
2.95%, 06/01/29 (Call 03/01/29)	1,075	966,926
2.95%, 03/15/51 (Call 09/15/50)	596	426,717
3.30%, 03/26/27 (Call 01/26/27)	1,943	1,837,316
3.35%, 03/26/30 (Call 12/26/29)	1,540	1,410,841
3.38%, 04/01/24	972	953,504
3.50%, 02/26/28 (Call 11/26/27)	901	853,212
3.65%, 06/01/49 (Call 12/01/48)	962	784,744
3.80%, 11/21/46 (Call 05/21/46)(a)	620	514,435
3.85%, 03/26/50 (Call 09/26/49)	1,829	1,540,483
3.95%, 02/26/48 (Call 08/26/47)(a)	555	478,859
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(a)(b)	833	795,752
3.97%, 04/13/30 (Call 01/13/30)(b)	50	45,819
5.08%, 09/15/27 (Call 08/15/27)(b)	850	837,369
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33 (Call 11/28/32)	500	498,439
Morgan Stanley
5.05%, 01/28/27 (Call 01/28/26)	1,720	1,700,274
5.95%, 01/19/38 (Call 01/19/33)	1,685	1,646,376

58	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	$571	$537,740
4.50%, 06/20/28 (Call 03/20/28)(a)	845	820,888
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	971	742,351
2.50%, 12/21/40 (Call 06/21/40)	590	383,065
3.25%, 04/28/50 (Call 10/28/49)	635	427,564
3.85%, 06/30/26 (Call 03/30/26)(a)	971	927,980
3.95%, 03/07/52 (Call 09/07/51)	715	541,948
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	698	662,046
4.88%, 04/15/45 (Call 10/15/44)(a)(b)	420	345,914
Nomura Holdings Inc.
1.65%, 07/14/26	1,455	1,270,861
1.85%, 07/16/25	1,877	1,712,344
2.17%, 07/14/28	869	724,996
2.33%, 01/22/27	1,130	999,014
2.61%, 07/14/31	680	533,595
2.65%, 01/16/25	1,685	1,593,649
2.68%, 07/16/30	1,219	990,122
2.71%, 01/22/29	1,515	1,283,916
3.00%, 01/22/32	905	725,795
3.10%, 01/16/30	910	770,244
5.10%, 07/03/25	1,070	1,061,020
5.39%, 07/06/27(a)	580	574,387
5.61%, 07/06/29	595	589,775
5.71%, 01/09/26	890	888,025
5.84%, 01/18/28(a)	980	987,599
6.18%, 01/18/33	680	689,637
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,045	1,018,549
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	1,375	1,293,631
ORIX Corp.
2.25%, 03/09/31(a)	775	626,544
3.25%, 12/04/24	1,152	1,108,620
3.70%, 07/18/27	485	457,736
4.00%, 04/13/32	650	589,903
5.00%, 09/13/27	300	297,444
5.20%, 09/13/32	535	531,286
Park Aerospace Holdings Ltd., 5.50%, 02/15/24 (Call 01/15/24)(a)(b)	821	811,202
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	781	736,527
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	475	423,214
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	881	756,647
6.15%, 12/06/28(b)	465	464,400
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	530	518,445
4.88%, 03/15/27 (Call 09/15/26)	870	810,404
6.63%, 03/15/25 (Call 09/15/24)(a)	925	924,306
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	910	683,921
4.65%, 04/01/30 (Call 01/01/30)	727	697,753
4.95%, 07/15/46	784	714,826
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	820	716,162
4.25%, 07/18/24	465	456,210
SURA Asset Management SA, 4.38%, 04/11/27(b)	70	65,968
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	1,160	872,530

Security	Par (000)	Value

Diversified Financial Services (continued)
3.70%, 08/04/26 (Call 05/04/26)(a)	$714	$662,173
3.95%, 12/01/27 (Call 09/01/27)	1,086	987,229
4.25%, 08/15/24 (Call 05/15/24)	1,108	1,081,237
4.38%, 03/19/24 (Call 02/19/24)	554	546,311
4.50%, 07/23/25 (Call 04/24/25)	1,387	1,335,443
4.88%, 06/13/25 (Call 05/13/25)	705	685,974
5.15%, 03/19/29 (Call 12/19/28)	938	882,667
USAA Capital Corp.
0.50%, 05/01/24(b)	570	539,387
2.13%, 05/01/30 (Call 02/01/30)(b)	1,072	886,033
3.38%, 05/01/25(b)	1,044	999,531
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	829	703,348
1.10%, 02/15/31 (Call 11/15/30)(a)	1,207	925,421
1.90%, 04/15/27 (Call 02/15/27)	1,736	1,556,918
2.00%, 08/15/50 (Call 02/15/50)(a)	1,647	976,716
2.05%, 04/15/30 (Call 01/15/30)	1,833	1,549,141
2.70%, 04/15/40 (Call 10/15/39)	1,403	1,051,091
2.75%, 09/15/27 (Call 06/15/27)	1,020	942,817
3.15%, 12/14/25 (Call 09/14/25)	1,639	1,564,470
3.65%, 09/15/47 (Call 03/15/47)	1,015	840,393
4.15%, 12/14/35 (Call 06/14/35)	2,349	2,209,560
4.30%, 12/14/45 (Call 06/14/45)	3,623	3,269,908
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,321	1,162,417
2.75%, 03/15/31 (Call 12/15/30)	351	272,856
2.85%, 01/10/25 (Call 12/10/24)	763	724,663
6.20%, 11/17/36	438	431,162
6.20%, 06/21/40	350	343,771

		276,541,184

Electric — 7.9%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,115	975,770
3.40%, 04/29/51 (Call 10/29/50)(a)(b)	660	496,525
4.00%, 10/03/49(b)	590	494,684
4.38%, 04/23/25(b)	1,458	1,433,535
4.38%, 06/22/26(b)	440	433,347
4.88%, 04/23/30(b)	467	469,987
6.50%, 10/27/36(a)(b)	794	897,839
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	300	206,689
3.95%, 02/12/30(b)	415	298,527
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(b)	550	457,127
4.25%, 05/21/36 (Call 11/21/35)(b)	423	294,525
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	440	313,179
3.80%, 10/01/47 (Call 04/01/47)	730	541,960
3.85%, 10/01/25 (Call 07/01/25)(b)	416	396,761
3.95%, 06/01/28 (Call 03/01/28)	584	549,246
4.70%, 05/15/32 (Call 02/15/32)	450	426,796
5.25%, 05/15/52 (Call 11/15/51)	515	489,121
Series E, 6.65%, 02/15/33	379	404,072
Series G, 4.15%, 05/01/49 (Call 11/01/48)	530	426,173
Series H, 3.45%, 01/15/50 (Call 07/15/49)	604	433,118
Series I, 2.10%, 07/01/30 (Call 04/01/30)	1,087	876,052
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	582	544,310
3.15%, 09/15/49 (Call 03/15/49)	255	178,626
3.75%, 12/01/47 (Call 06/01/47)(a)	379	302,699

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.80%, 06/15/49 (Call 12/15/48)(a)	$395	$314,676
4.00%, 12/01/46 (Call 06/01/46)	405	327,065
4.25%, 09/15/48 (Call 03/15/48)(a)	405	347,270
4.50%, 06/15/52 (Call 12/15/51)	585	518,719
Series M, 3.65%, 04/01/50 (Call 10/01/49)	535	412,321
Series N, 2.75%, 08/15/51 (Call 02/15/51)	252	161,818
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,720	1,522,138
2.45%, 01/15/31 (Call 10/15/30)	910	722,845
3.30%, 07/15/25 (Call 06/15/25)(a)(b)	1,075	1,008,827
3.95%, 07/15/30 (Call 04/15/30)(b)	644	563,822
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)(b)	680	594,320
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	245	231,928
3.00%, 03/15/52 (Call 09/15/51)	435	287,264
3.05%, 03/15/32 (Call 12/15/31)(a)	255	217,160
3.13%, 07/15/51 (Call 01/15/51)(a)	745	505,023
3.45%, 10/01/49 (Call 04/01/49)	539	393,630
3.75%, 09/01/27 (Call 08/01/27)	650	619,662
3.75%, 03/01/45 (Call 09/01/44)	501	387,189
3.85%, 12/01/42(a)	475	382,798
3.94%, 09/01/32 (Call 03/01/32)(a)	417	379,289
4.10%, 01/15/42	330	262,332
4.15%, 08/15/44 (Call 02/15/44)	491	406,220
4.30%, 01/02/46 (Call 07/02/45)	495	413,962
5.50%, 03/15/41(a)	185	179,951
5.70%, 02/15/33(a)	299	307,580
6.00%, 03/01/39	821	863,068
6.13%, 05/15/38(a)	235	252,730
Series 11-C, 5.20%, 06/01/41	346	326,646
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	680	529,417
Series A, 4.30%, 07/15/48 (Call 01/15/48)	621	523,304
Series B, 3.70%, 12/01/47 (Call 06/01/47)(a)	581	446,791
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	782	573,307
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	749	643,253
4.25%, 06/15/28 (Call 03/15/28)(a)(b)	420	390,266
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(a)	845	720,494
1.95%, 03/15/27 (Call 02/15/27)(a)	720	634,119
2.50%, 09/15/24 (Call 08/15/24)	545	519,297
3.50%, 01/15/31 (Call 10/15/30)	949	834,290
3.65%, 02/15/26 (Call 11/15/25)	542	515,629
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	125	97,467
2.90%, 06/15/51 (Call 12/15/50)	315	209,832
3.25%, 03/01/25 (Call 12/01/24)	410	394,009
3.25%, 03/15/50 (Call 09/15/49)	300	217,864
3.70%, 12/01/47 (Call 06/01/47)	627	498,038
3.80%, 05/15/28 (Call 02/15/28)	405	384,108
3.85%, 09/01/32 (Call 06/01/32)	570	521,658
4.15%, 03/15/46 (Call 09/15/45)	740	612,325
4.30%, 07/01/44 (Call 01/01/44)	163	135,203
4.50%, 03/15/49 (Call 09/15/48)	524	474,517
4.80%, 12/15/43 (Call 06/15/43)	370	327,312
5.90%, 12/01/52 (Call 06/01/52)	355	385,388
American Electric Power Co. Inc.
2.03%, 03/15/24	380	365,988
2.30%, 03/01/30 (Call 12/01/29)	400	325,194

Security	Par (000)	Value

Electric (continued)
3.20%, 11/13/27 (Call 08/13/27)(a)	$608	$557,546
3.25%, 03/01/50 (Call 09/01/49)	417	280,020
3.88%, 02/15/62 (Call 11/15/26), (5 year CMT + 2.675%)(d)	220	183,465
5.63%, 03/01/33 (Call 12/01/32)	344	343,810
5.75%, 11/01/27 (Call 10/01/27)	961	982,812
5.95%, 11/01/32 (Call 08/01/32)	665	685,785
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	752	715,375
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	375	333,937
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	565	462,993
5.00%, 09/01/44 (Call 03/01/44)(b)	413	380,034
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	640	612,118
4.40%, 05/15/44 (Call 11/15/43)	832	692,055
4.45%, 06/01/45 (Call 12/01/44)	478	399,271
4.50%, 08/01/32 (Call 05/01/32)	270	252,023
7.00%, 04/01/38	283	318,523
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	405	335,269
Series L, 5.80%, 10/01/35	85	84,299
Series P, 6.70%, 08/15/37	410	435,501
Series X, 3.30%, 06/01/27 (Call 03/01/27)	440	412,582
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	432	362,744
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(a)	505	379,776
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	705	543,834
2.55%, 09/15/26 (Call 06/15/26)	405	366,538
2.60%, 08/15/29 (Call 05/15/29)	605	508,415
2.65%, 09/15/50 (Call 03/15/50)(a)	235	141,859
2.95%, 09/15/27 (Call 06/15/27)	590	535,089
3.15%, 05/15/25 (Call 02/15/25)(a)	447	423,675
3.35%, 06/15/24 (Call 03/15/24)(a)	290	281,415
3.35%, 05/15/50 (Call 11/15/49)	455	309,269
3.50%, 12/01/49 (Call 06/01/49)	495	342,708
3.75%, 05/15/46 (Call 11/15/45)	675	496,670
4.20%, 08/15/48 (Call 02/15/48)	380	298,679
4.25%, 03/01/49 (Call 09/01/48)	456	358,812
4.35%, 11/15/45 (Call 05/15/45)	360	290,023
4.50%, 04/01/42 (Call 10/01/41)	560	466,300
4.70%, 01/15/44 (Call 07/15/43)	95	80,438
5.05%, 09/01/41 (Call 03/01/41)(a)	280	253,888
5.50%, 09/01/35(a)	370	359,591
6.35%, 12/15/32 (Call 09/15/32)(a)	440	467,610
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	585	477,620
4.00%, 10/15/28 (Call 07/15/28)	522	490,547
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	175	162,278
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	934	896,548
3.20%, 04/15/25 (Call 03/15/25)	903	857,998
3.80%, 06/01/29 (Call 03/01/29)	864	781,939
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	465	373,218
4.35%, 06/01/48 (Call 12/01/47)	635	544,120
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	740	598,595
2.40%, 08/15/26 (Call 05/15/26)(a)	372	339,816
2.90%, 06/15/50 (Call 12/15/49)	345	230,549
3.20%, 09/15/49 (Call 03/15/49)	399	282,016

60	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.50%, 08/15/46 (Call 02/15/46)	$696	$523,434
3.75%, 08/15/47 (Call 02/15/47)	309	236,264
4.25%, 09/15/48 (Call 03/15/48)	555	469,639
4.55%, 06/01/52 (Call 12/01/51)	520	459,642
6.35%, 10/01/36(a)	322	343,446
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	315	264,063
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	450	348,926
2.85%, 05/15/51 (Call 11/15/50)	1,240	805,387
3.25%, 04/15/28 (Call 01/15/28)	529	488,543
3.50%, 02/01/25 (Call 11/01/24)	814	788,135
3.70%, 07/15/30 (Call 04/15/30)	1,296	1,191,184
3.80%, 07/15/48 (Call 01/15/48)	723	558,289
4.05%, 04/15/25 (Call 03/15/25)	1,235	1,208,009
4.25%, 10/15/50 (Call 04/15/50)(a)	958	792,670
4.45%, 01/15/49 (Call 07/15/48)	812	700,969
4.50%, 02/01/45 (Call 08/01/44)	769	667,941
4.60%, 05/01/53 (Call 11/01/52)	905	791,690
5.15%, 11/15/43 (Call 05/15/43)(a)	928	877,342
5.95%, 05/15/37	344	355,576
6.13%, 04/01/36	1,566	1,663,129
8.48%, 09/15/28	205	239,735
Black Hills Corp.
1.04%, 08/23/24 (Call 03/16/23)	400	373,761
2.50%, 06/15/30 (Call 03/15/30)	655	533,108
3.05%, 10/15/29 (Call 07/15/29)	307	261,300
3.15%, 01/15/27 (Call 07/15/26)	692	638,441
3.88%, 10/15/49 (Call 04/15/49)(a)	365	266,314
3.95%, 01/15/26 (Call 07/15/25)	705	676,444
4.20%, 09/15/46 (Call 03/15/46)	610	470,677
4.35%, 05/01/33 (Call 02/01/33)	369	328,797
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	623	491,816
3.60%, 03/01/52 (Call 09/01/51)	165	128,002
3.95%, 03/01/48 (Call 09/01/47)	614	504,773
4.45%, 10/01/32 (Call 07/01/32)	505	484,225
4.50%, 04/01/44 (Call 10/01/43)	927	824,856
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	325	304,844
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	431	375,530
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	721	489,124
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	395	327,847
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	270	199,491
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	245	210,736
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)(a)	100	95,070
Series K2, 6.95%, 03/15/33(a)	665	748,371
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	701	639,473
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	662	586,183
2.50%, 09/01/24 (Call 08/01/24)	562	537,142
2.65%, 06/01/31 (Call 03/01/31)(a)	555	455,070
2.95%, 03/01/30 (Call 12/01/29)	562	480,555
3.70%, 09/01/49 (Call 03/01/49)	790	597,956
CEZ AS, 5.63%, 04/03/42(b)	200	184,434
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	579	488,832
3.74%, 05/01/26 (Call 02/01/26)	712	668,141
4.97%, 05/01/46 (Call 11/01/45)	642	547,492

Security	Par (000)	Value

Electric (continued)
Cleco Power LLC
6.00%, 12/01/40(a)	$370	$364,104
6.50%, 12/01/35	517	530,315
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(a)(b)	345	315,559
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	545	515,177
5.50%, 08/15/24	135	134,402
5.95%, 12/15/36	582	581,757
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	792	718,881
3.00%, 05/15/26 (Call 02/15/26)	300	278,858
3.45%, 08/15/27 (Call 05/15/27)(a)	415	386,751
3.60%, 11/15/25 (Call 08/15/25)	589	559,765
3.75%, 12/01/50 (Call 12/01/30), (5 year CMT + 2.900%)(d)	486	386,372
3.88%, 03/01/24 (Call 12/01/23)	360	354,175
4.70%, 03/31/43 (Call 09/30/42)(a)	535	455,821
4.75%, 06/01/50 (Call 03/01/30), (5 year CMT + 4.116%)(a)(d)	359	321,556
4.88%, 03/01/44 (Call 09/01/43)(a)	753	676,981
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(b)	280	233,843
3.15%, 01/19/32 (Call 10/19/31)(a)(b)	200	165,356
3.95%, 10/11/27 (Call 07/11/27)(a)(b)	572	531,674
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	411	396,962
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(b)	1,205	952,688
3.88%, 07/26/33 (Call 04/26/33)(a)(b)	536	406,058
4.68%, 02/09/51 (Call 08/09/50)(b)	482	318,155
4.69%, 05/15/29 (Call 03/15/29)(b)	1,067	954,965
4.75%, 02/23/27(a)(b)	1,060	1,005,887
5.75%, 02/14/42(b)	662	554,217
6.26%, 02/15/52 (Call 08/15/51)(b)	925	758,207
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	482	402,080
2.55%, 06/15/26 (Call 03/15/26)	931	858,941
3.00%, 03/01/50 (Call 09/01/49)	716	491,872
3.10%, 11/01/24 (Call 08/01/24)	100	96,487
3.15%, 03/15/32 (Call 12/15/31)	285	246,601
3.65%, 06/15/46 (Call 12/15/45)	809	618,246
3.70%, 08/15/28 (Call 05/15/28)(a)	844	792,679
3.70%, 03/01/45 (Call 09/01/44)	1,012	785,467
3.80%, 10/01/42 (Call 04/01/42)	354	289,119
4.00%, 03/01/48 (Call 09/01/47)	745	610,964
4.00%, 03/01/49 (Call 09/01/48)	770	626,027
4.35%, 11/15/45 (Call 05/15/45)	330	280,411
4.60%, 08/15/43 (Call 02/15/43)	299	271,382
4.70%, 01/15/44 (Call 07/15/43)	345	314,965
4.90%, 02/01/33 (Call 11/01/32)(a)	235	232,967
5.30%, 02/01/53 (Call 08/01/52)	255	253,451
6.45%, 01/15/38	819	914,748
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	705	649,267
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	701	549,317
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	411	290,877
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	595	411,323
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	335	213,541
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	415	327,611
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	640	536,827

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 04/15/44 (Call 10/15/43)	$445	$383,992
5.25%, 01/15/53 (Call 07/15/52)	620	619,731
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	334	296,579
Series A, 2.05%, 07/01/31 (Call 04/01/31)	470	379,444
Series A, 3.20%, 03/15/27 (Call 12/15/26)	657	616,964
Series A, 4.15%, 06/01/45 (Call 12/01/44)	240	202,230
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	712	582,511
3.20%, 12/01/51 (Call 06/01/51)(a)	485	334,580
3.30%, 12/01/24 (Call 09/01/24)	77	73,802
3.60%, 06/15/61 (Call 12/15/60)	610	438,393
3.70%, 11/15/59 (Call 05/15/59)	1,000	724,376
3.80%, 05/15/28 (Call 02/15/28)(a)	405	382,709
3.85%, 06/15/46 (Call 12/15/45)	488	376,220
3.95%, 03/01/43 (Call 09/01/42)	645	522,537
4.45%, 03/15/44 (Call 09/15/43)	997	846,549
4.50%, 12/01/45 (Call 06/01/45)	715	614,104
4.50%, 05/15/58 (Call 11/15/57)	504	418,107
4.63%, 12/01/54 (Call 06/01/54)	750	644,484
5.20%, 03/01/33 (Call 12/01/32)	560	560,060
5.70%, 06/15/40	355	351,519
6.15%, 11/15/52 (Call 05/15/52)	720	769,751
Series 05-A, 5.30%, 03/01/35	599	591,639
Series 06-A, 5.85%, 03/15/36	450	457,345
Series 06-B, 6.20%, 06/15/36(a)	290	303,709
Series 06-E, 5.70%, 12/01/36	655	658,733
Series 07-A, 6.30%, 08/15/37(a)	683	736,264
Series 08-B, 6.75%, 04/01/38	844	936,599
Series 09-C, 5.50%, 12/01/39	528	511,893
Series 12-A, 4.20%, 03/15/42(a)	829	695,052
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	664	517,050
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	926	827,610
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	1,115	881,013
Series A, 4.13%, 05/15/49 (Call 11/15/48)	570	461,519
Series B, 2.90%, 12/01/26 (Call 09/01/26)	440	404,258
Series B, 3.13%, 11/15/27 (Call 08/15/27)	447	410,280
Series C, 3.00%, 12/01/60 (Call 06/01/60)	510	314,802
Series C, 4.00%, 11/15/57 (Call 05/15/57)	300	231,891
Series C, 4.30%, 12/01/56 (Call 06/01/56)(a)	521	419,315
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	65	61,561
Series E, 4.65%, 12/01/48 (Call 06/01/48)	618	543,284
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	785	706,657
5.20%, 04/11/38 (Call 01/11/38)(b)	260	231,790
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	1,456	1,384,096
5.60%, 03/01/28 (Call 02/01/28)	555	556,483
5.60%, 06/15/42 (Call 12/15/41)(a)	690	663,918
5.80%, 03/01/33 (Call 12/01/32)	535	541,107
6.25%, 10/01/39	765	787,112
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	420	235,745
2.65%, 08/15/52 (Call 02/15/52)(a)	330	209,705
3.10%, 08/15/50 (Call 02/15/50)	460	323,836
3.13%, 08/31/24 (Call 05/31/24)(a)	345	333,880
3.25%, 08/15/46 (Call 02/15/46)(a)	440	317,393
3.50%, 08/01/51 (Call 02/01/51)	705	536,221
3.60%, 08/15/32 (Call 02/15/32)	125	112,129
3.75%, 02/15/50 (Call 08/15/49)	408	323,753
3.80%, 11/15/28 (Call 08/15/28)	631	594,455

Security	Par (000)	Value

Electric (continued)
3.95%, 05/15/43 (Call 11/15/42)	$505	$417,768
3.95%, 07/15/47 (Call 01/15/47)	600	491,097
4.05%, 05/15/48 (Call 11/15/47)	358	298,933
4.10%, 11/15/45 (Call 05/15/45)	45	36,297
4.20%, 09/01/52 (Call 03/01/52)(a)	205	174,114
4.35%, 04/15/49 (Call 10/15/48)	581	506,403
4.35%, 08/31/64 (Call 02/28/64)	180	146,363
4.63%, 05/15/33 (Call 11/15/32)	905	879,091
4.65%, 03/01/28 (Call 01/01/28)	640	630,504
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	690	550,466
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)(a)	175	138,737
4.15%, 05/15/45 (Call 11/15/44)	361	300,546
Dominion Energy Inc.
3.07%, 08/15/24(c)	760	732,893
3.90%, 10/01/25 (Call 07/01/25)	269	260,243
4.25%, 06/01/28 (Call 03/01/28)	423	402,927
4.35%, 08/15/32 (Call 05/15/32)	690	636,671
4.70%, 12/01/44 (Call 06/01/44)	605	520,764
4.85%, 08/15/52 (Call 02/15/52)(a)	615	534,381
5.38%, 11/15/32 (Call 08/15/32)	510	500,486
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(a)(d)	458	440,556
7.00%, 06/15/38	651	713,423
Series A, 1.45%, 04/15/26 (Call 03/15/26)	888	788,669
Series A, 3.30%, 03/15/25 (Call 02/15/25)	1,063	1,016,342
Series A, 4.60%, 03/15/49 (Call 09/15/48)	284	241,498
Series B, 3.30%, 04/15/41 (Call 10/15/40)(a)	430	318,989
Series B, 3.60%, 03/15/27 (Call 01/15/27)	390	366,816
Series B, 5.95%, 06/15/35	835	857,571
Series C, 2.25%, 08/15/31 (Call 05/15/31)	810	640,529
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,236	1,081,215
Series C, 4.05%, 09/15/42 (Call 03/15/42)	624	482,294
Series C, 4.90%, 08/01/41 (Call 02/01/41)	641	564,014
Series D, 2.85%, 08/15/26 (Call 05/15/26)	522	480,053
Series E, 6.30%, 03/15/33	270	283,059
Series F, 5.25%, 08/01/33	539	524,973
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	337	301,012
5.10%, 06/01/65 (Call 12/01/64)	450	429,363
5.30%, 05/15/33	505	507,831
5.45%, 02/01/41 (Call 08/01/40)	235	232,910
6.05%, 01/15/38(a)	601	644,435
6.63%, 02/01/32(a)	532	582,806
Series A, 2.30%, 12/01/31 (Call 09/01/31)	360	289,975
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	454	381,674
2.95%, 03/01/50 (Call 09/01/49)	395	268,992
3.38%, 03/01/25 (Call 12/01/24)	372	358,928
3.65%, 03/15/24 (Call 12/15/23)	165	161,927
3.70%, 03/15/45 (Call 09/15/44)	433	344,470
3.70%, 06/01/46 (Call 12/01/45)	644	496,919
3.75%, 08/15/47 (Call 02/15/47)	647	510,265
3.95%, 06/15/42 (Call 12/15/41)	359	287,933
3.95%, 03/01/49 (Call 09/01/48)	629	516,622
4.30%, 07/01/44 (Call 01/01/44)	390	337,200
5.20%, 04/01/33 (Call 01/01/33)	450	450,469
5.40%, 04/01/53 (Call 10/01/52)	450	453,711
5.70%, 10/01/37(a)	106	104,575

62	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series A, 1.90%, 04/01/28 (Call 02/01/28)	$415	$357,308
Series A, 3.00%, 03/01/32 (Call 12/01/31)	580	494,767
Series A, 4.00%, 04/01/43 (Call 10/01/42)	328	273,940
Series A, 4.05%, 05/15/48 (Call 11/15/47)	620	518,406
Series A, 6.63%, 06/01/36(a)	105	115,218
Series B, 3.25%, 04/01/51 (Call 10/01/50)	287	204,951
Series B, 3.65%, 03/01/52 (Call 09/01/51)	275	212,846
Series C, 2.63%, 03/01/31 (Call 12/01/30)	908	767,489
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)(a)	1,005	922,338
2.95%, 03/01/30 (Call 12/01/29)	434	371,059
Series C, 2.53%, 10/01/24(c)	599	571,871
Series C, 3.40%, 06/15/29 (Call 03/15/29)(a)	1,033	916,914
Series F, 1.05%, 06/01/25 (Call 05/01/25)	858	777,104
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	706	602,054
2.45%, 02/01/30 (Call 11/01/29)	463	393,514
2.55%, 04/15/31 (Call 01/15/31)	537	447,321
2.85%, 03/15/32 (Call 12/15/31)	455	381,287
2.95%, 12/01/26 (Call 09/01/26)	1,096	1,020,351
3.20%, 08/15/49 (Call 02/15/49)	669	472,942
3.45%, 04/15/51 (Call 10/15/50)	390	283,898
3.55%, 03/15/52 (Call 09/15/51)	595	443,536
3.70%, 12/01/47 (Call 06/01/47)	682	524,999
3.75%, 06/01/45 (Call 12/01/44)	509	396,684
3.88%, 03/15/46 (Call 09/15/45)(a)	613	479,479
3.95%, 11/15/28 (Call 08/15/28)(a)	742	707,143
3.95%, 03/15/48 (Call 09/15/47)	504	404,551
4.00%, 09/30/42 (Call 03/30/42)	647	532,133
4.25%, 12/15/41 (Call 06/15/41)	505	434,541
4.95%, 01/15/33 (Call 10/15/32)	590	580,920
5.30%, 02/15/40(a)	677	660,426
5.35%, 01/15/53 (Call 07/15/52)	550	542,010
6.00%, 01/15/38	712	757,421
6.05%, 04/15/38	1,442	1,534,569
6.10%, 06/01/37(a)	536	567,038
6.45%, 10/15/32(a)	615	662,801
Series A, 6.00%, 12/01/28(a)	866	905,679
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	867	775,304
2.45%, 06/01/30 (Call 03/01/30)	673	552,760
2.55%, 06/15/31 (Call 03/15/31)	1,087	875,469
2.65%, 09/01/26 (Call 06/01/26)(a)	1,137	1,038,322
3.15%, 08/15/27 (Call 05/15/27)	742	682,216
3.25%, 01/15/82 (Call 10/15/26), (5 year CMT + 2.321%)(d)	364	287,414
3.30%, 06/15/41 (Call 12/15/40)	734	532,407
3.40%, 06/15/29 (Call 03/15/29)(a)	580	518,852
3.50%, 06/15/51 (Call 12/15/50)	889	621,349
3.75%, 04/15/24 (Call 01/15/24)(a)	683	670,262
3.75%, 09/01/46 (Call 03/01/46)	1,650	1,216,454
3.95%, 08/15/47 (Call 02/15/47)	571	431,987
4.20%, 06/15/49 (Call 12/15/48)	658	520,360
4.30%, 03/15/28 (Call 02/15/28)	1,065	1,017,129
4.50%, 08/15/32 (Call 05/15/32)	1,155	1,068,923
4.80%, 12/15/45 (Call 06/15/45)(a)	592	519,223
5.00%, 12/08/25	255	253,352
5.00%, 12/08/27 (Call 11/08/27)	725	719,386
5.00%, 08/15/52 (Call 02/15/52)(a)	1,145	1,017,657

Security	Par (000)	Value

Electric (continued)
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)(a)	$415	$331,355
2.40%, 12/15/31 (Call 09/15/31)(a)	697	566,291
2.50%, 12/01/29 (Call 09/01/29)	686	583,547
3.00%, 12/15/51 (Call 06/15/51)(a)	495	336,377
3.20%, 01/15/27 (Call 10/15/26)	887	833,389
3.40%, 10/01/46 (Call 04/01/46)	664	474,877
3.80%, 07/15/28 (Call 04/15/28)	498	471,224
3.85%, 11/15/42 (Call 05/15/42)	547	441,423
4.20%, 07/15/48 (Call 01/15/48)(a)	467	394,867
5.65%, 04/01/40	670	676,858
5.95%, 11/15/52 (Call 05/15/52)	684	729,459
6.35%, 09/15/37	804	866,809
6.40%, 06/15/38	578	639,791
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	595	372,812
3.75%, 05/15/46 (Call 11/15/45)	454	348,417
6.12%, 10/15/35(a)	304	316,821
6.35%, 08/15/38(a)	542	592,544
6.45%, 04/01/39(a)	439	474,094
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	155	127,842
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)(a)	405	374,383
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(a)	552	391,490
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	289	236,100
3.65%, 02/01/29 (Call 11/01/28)(a)	329	304,122
3.70%, 06/15/46 (Call 12/15/45)	675	499,618
4.30%, 02/01/49 (Call 08/01/48)	489	401,175
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	700	551,258
2.50%, 08/15/50 (Call 02/15/50)	467	279,235
2.90%, 08/15/51 (Call 02/15/51)(a)	457	298,581
3.25%, 08/15/25 (Call 05/15/25)	614	585,762
3.40%, 04/01/32 (Call 01/01/32)(a)	720	633,216
3.45%, 03/15/29 (Call 12/15/28)	389	355,183
3.60%, 09/15/47 (Call 03/15/47)	536	403,436
3.70%, 09/01/28 (Call 06/01/28)	556	521,454
3.70%, 10/15/46 (Call 04/15/46)	616	466,064
4.00%, 04/01/52 (Call 10/01/51)	415	330,865
4.10%, 05/15/42 (Call 11/15/41)	594	497,240
4.10%, 03/15/43 (Call 09/15/42)	359	299,148
4.15%, 12/01/44 (Call 06/01/44)	547	453,666
4.20%, 08/15/45 (Call 02/15/45)	734	611,007
4.38%, 03/30/44 (Call 09/30/43)	468	401,812
6.30%, 04/01/38(a)	400	429,889
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(a)(b)	462	367,279
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	885	696,049
3.62%, 08/01/27 (Call 05/01/27)(b)	539	483,132
E.ON International Finance BV, 6.65%, 04/30/38(b)	805	854,791
Edison International
3.55%, 11/15/24 (Call 10/15/24)	622	600,213
4.13%, 03/15/28 (Call 12/15/27)	655	610,655
4.70%, 08/15/25	660	643,266
4.95%, 04/15/25 (Call 03/15/25)	529	522,578
5.75%, 06/15/27 (Call 04/15/27)(a)	611	613,663
6.95%, 11/15/29 (Call 09/15/29)	805	845,158
EDP Finance BV
1.71%, 01/24/28(b)	1,066	890,032
3.63%, 07/15/24(b)	1,015	986,824

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.30%, 10/11/27(a)(b)	$820	$843,784
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	549	498,575
6.00%, 05/15/35(a)	779	777,704
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,242	1,194,883
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	1,453	1,389,585
4.75%, 10/13/35 (Call 04/13/35)(b)	392	348,558
4.88%, 09/21/38 (Call 03/21/38)(b)	585	504,902
4.88%, 01/22/44(a)(b)	811	690,832
4.95%, 10/13/45 (Call 04/13/45)(b)	969	813,060
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	969	817,687
5.25%, 10/13/55 (Call 04/13/55)(b)	260	218,377
5.60%, 01/27/40(a)(b)	863	814,533
6.00%, 01/22/2114(b)	662	601,784
6.95%, 01/26/39(b)	1,144	1,219,157
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	50	50,937
Emera U.S. Finance LP
0.83%, 06/15/24	410	384,624
2.64%, 06/15/31 (Call 03/15/31)	670	526,748
3.55%, 06/15/26 (Call 03/15/26)	800	750,992
4.75%, 06/15/46 (Call 12/15/45)	1,596	1,254,048
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)(b)	330	267,300
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	924	899,403
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	774	742,797
Enel Finance America LLC
2.88%, 07/12/41 (Call 01/12/41)(b)	1,235	770,148
7.10%, 10/14/27 (Call 09/14/27)(a)(b)	1,045	1,096,903
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	2,540	2,204,189
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	1,015	832,216
2.25%, 07/12/31 (Call 04/12/31)(b)	1,411	1,063,381
2.65%, 09/10/24(b)	1,208	1,153,333
3.50%, 04/06/28(a)(b)	1,455	1,306,579
3.63%, 05/25/27(a)(b)	790	734,853
4.25%, 06/15/25(a)(b)	900	872,533
4.63%, 06/15/27 (Call 05/15/27)(b)	980	940,754
4.75%, 05/25/47(a)(b)	680	559,932
4.88%, 06/14/29(a)(b)	735	694,444
5.00%, 06/15/32 (Call 03/15/32)(a)(b)	1,115	1,018,007
5.50%, 06/15/52 (Call 12/15/51)(b)	930	812,192
6.00%, 10/07/39(b)	1,882	1,792,225
6.80%, 10/14/25(b)	1,060	1,086,757
6.80%, 09/15/37(b)	950	974,500
7.50%, 10/14/32 (Call 07/14/32)(a)(b)	1,095	1,184,471
7.75%, 10/14/52 (Call 04/14/52)(b)	1,185	1,338,819
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(a)	422	410,246
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(b)	50	38,227
4.50%, 01/29/25(b)	320	297,982
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	680	423,058
3.35%, 06/15/52 (Call 12/15/51)	552	391,222
3.50%, 04/01/26 (Call 01/01/26)	633	603,125
3.70%, 06/01/24 (Call 03/01/24)	816	799,753
4.00%, 06/01/28 (Call 03/01/28)	365	344,818
4.20%, 04/01/49 (Call 10/01/48)	595	497,031
4.95%, 12/15/44 (Call 12/15/24)	346	316,045

Security	Par (000)	Value

Electric (continued)
5.15%, 01/15/33 (Call 10/15/32)	$910	$905,277
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,047	930,894
1.90%, 06/15/28 (Call 04/15/28)	705	597,548
2.40%, 06/15/31 (Call 03/05/31)	668	528,333
2.80%, 06/15/30 (Call 03/15/30)	646	541,279
2.95%, 09/01/26 (Call 06/01/26)	731	671,968
3.75%, 06/15/50 (Call 12/15/49)	943	693,403
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 03/31/23)(a)	20	18,653
1.60%, 12/15/30 (Call 09/15/30)	321	245,870
2.35%, 06/15/32 (Call 03/15/32)(a)	549	435,589
2.40%, 10/01/26 (Call 07/01/26)(a)	634	571,616
2.90%, 03/15/51 (Call 09/15/50)	798	521,031
3.05%, 06/01/31 (Call 03/01/31)(a)	368	313,740
3.10%, 06/15/41 (Call 12/15/40)	115	86,100
3.12%, 09/01/27 (Call 06/01/27)	661	605,582
3.25%, 04/01/28 (Call 01/01/28)	694	633,942
4.00%, 03/15/33 (Call 12/15/32)	239	215,246
4.20%, 09/01/48 (Call 03/01/48)	706	590,455
4.20%, 04/01/50 (Call 10/01/49)	540	446,367
4.44%, 01/15/26 (Call 10/15/25)	5	4,858
4.75%, 09/15/52 (Call 03/15/52)	620	563,765
4.95%, 01/15/45 (Call 01/15/25)	829	772,594
5.40%, 11/01/24	462	464,375
5.59%, 10/01/24	191	191,340
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	515	462,682
3.50%, 06/01/51 (Call 12/01/50)(a)	240	174,109
3.85%, 06/01/49 (Call 12/01/48)	452	348,384
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	518	404,616
3.55%, 09/30/49 (Call 03/30/49)	543	394,211
4.00%, 03/30/29 (Call 12/30/28)(a)	275	257,874
4.50%, 03/30/39 (Call 09/30/38)(a)	686	607,283
5.00%, 09/15/52 (Call 03/15/52)(a)	200	187,389
5.15%, 06/01/45 (Call 06/01/25)	130	121,259
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	823	783,478
2.90%, 09/15/29 (Call 06/15/29)	789	675,297
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	70	64,084
3.10%, 04/01/27 (Call 01/01/27)(a)	470	438,963
3.25%, 12/01/25 (Call 09/01/25)	984	922,769
3.25%, 09/01/49 (Call 03/01/49)	420	295,374
3.45%, 04/15/50 (Call 10/15/49)	330	241,899
4.10%, 04/01/43 (Call 10/01/42)	317	261,229
4.13%, 03/01/42 (Call 09/01/41)	565	471,722
4.25%, 12/01/45 (Call 06/01/45)	276	226,629
4.63%, 09/01/43 (Call 03/01/43)	271	235,502
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	165	157,599
4.20%, 06/15/47 (Call 12/15/46)	410	336,682
4.20%, 03/15/48 (Call 09/15/47)	497	409,469
5.30%, 10/01/41 (Call 04/01/41)(a)	659	637,708
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	422	343,192
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	386	317,261
Series B, 6.05%, 11/15/35	74	75,055

64	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Evergy Missouri West Inc.
3.75%, 03/15/32 (Call 12/15/31)(b)	$792	$692,574
5.15%, 12/15/27 (Call 11/15/27)(b)	735	728,328
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	680	555,936
2.90%, 03/01/27 (Call 02/01/27)	967	885,213
3.35%, 03/15/26 (Call 12/15/25)	460	431,900
3.38%, 03/01/32 (Call 12/01/31)(a)	600	513,213
3.45%, 01/15/50 (Call 07/15/49)	735	530,383
4.20%, 06/27/24	340	334,158
4.60%, 07/01/27 (Call 06/01/27)(a)	840	818,323
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	286	274,235
Series L, 2.90%, 10/01/24 (Call 08/01/24)	489	469,913
Series M, 3.30%, 01/15/28 (Call 10/15/27)	385	354,132
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	559	524,951
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	621	553,180
Series R, 1.65%, 08/15/30 (Call 05/15/30)	652	502,787
Series U, 1.40%, 08/15/26 (Call 07/15/26)(a)	285	250,348
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	475	430,649
3.35%, 03/15/32 (Call 12/15/31)(a)	525	448,267
3.40%, 04/15/26 (Call 01/15/26)	751	707,928
3.95%, 06/15/25 (Call 03/15/25)	713	690,175
4.05%, 04/15/30 (Call 01/15/30)	922	845,603
4.10%, 03/15/52 (Call 09/15/51)	785	623,612
4.45%, 04/15/46 (Call 10/15/45)	819	683,444
4.70%, 04/15/50 (Call 10/15/49)	853	741,939
4.95%, 06/15/35 (Call 12/15/34)(a)	350	331,612
5.10%, 06/15/45 (Call 12/15/44)	802	738,073
5.15%, 03/15/28 (Call 02/15/28)	390	386,534
5.30%, 03/15/33 (Call 12/15/32)	790	780,087
5.60%, 03/15/53 (Call 09/15/52)	790	771,326
5.63%, 06/15/35	630	631,665
7.60%, 04/01/32	525	596,128
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	1,241	1,204,747
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	573	476,748
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	410	373,585
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)(b)	640	558,643
4.35%, 01/15/25 (Call 10/15/24)(b)	904	876,977
4.55%, 04/01/49 (Call 10/01/48)(b)	630	524,294
5.45%, 07/15/44 (Call 01/15/44)(b)	385	361,895
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	412	338,781
2.85%, 04/01/25 (Call 03/01/25)(a)	1,852	1,773,012
2.88%, 12/04/51 (Call 06/04/51)(a)	1,170	779,789
3.13%, 12/01/25 (Call 06/01/25)	1,407	1,338,024
3.15%, 10/01/49 (Call 04/01/49)	793	562,154
3.25%, 06/01/24 (Call 12/01/23)	503	490,008
3.70%, 12/01/47 (Call 06/01/47)	639	505,805
3.80%, 12/15/42 (Call 06/15/42)	337	274,271
3.95%, 03/01/48 (Call 09/01/47)	1,090	891,332
3.99%, 03/01/49 (Call 09/01/48)	605	499,839
4.05%, 06/01/42 (Call 12/01/41)	635	538,659
4.05%, 10/01/44 (Call 04/01/44)(a)	535	450,510
4.13%, 02/01/42 (Call 08/01/41)	665	566,212
4.13%, 06/01/48 (Call 12/01/47)	507	428,072
4.95%, 06/01/35	650	638,181

Security	Par (000)	Value

Electric (continued)
5.05%, 04/01/28 (Call 03/01/28)	$435	$434,435
5.10%, 04/01/33 (Call 01/03/33)	810	808,688
5.13%, 06/01/41 (Call 12/01/40)(a)	260	245,297
5.25%, 02/01/41 (Call 08/01/40)	675	664,175
5.30%, 04/01/53 (Call 10/01/52)	540	537,311
5.63%, 04/01/34(a)	82	86,041
5.65%, 02/01/37(a)	765	777,661
5.69%, 03/01/40(a)	935	978,033
5.95%, 10/01/33(a)	750	781,473
5.95%, 02/01/38(a)	955	1,008,049
5.96%, 04/01/39	560	598,040
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	1,305	1,211,730
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	340	319,684
3.25%, 03/30/27 (Call 12/30/26)	280	258,432
4.30%, 03/15/42	1,048	880,119
4.30%, 03/15/43	782	655,575
4.70%, 05/15/32 (Call 02/15/32)	720	684,648
5.13%, 05/15/52 (Call 11/15/51)	610	569,486
5.40%, 06/01/40	194	184,227
Series 10-C, 4.75%, 09/01/40	684	614,855
Series A, 2.20%, 09/15/24 (Call 08/15/24)	937	892,177
Series A, 3.25%, 03/15/51 (Call 09/15/50)	800	540,807
Series B, 2.65%, 09/15/29 (Call 06/15/29)	643	546,016
Series B, 3.70%, 01/30/50 (Call 07/30/49)	922	682,664
Great River Energy, 6.25%, 07/01/38(b)	285	295,342
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	75	70,029
Iberdrola International BV
5.81%, 03/15/25	545	547,741
6.75%, 07/15/36(a)	790	861,851
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	65	47,690
Series K, 4.20%, 03/01/48 (Call 09/01/47)(a)	635	530,657
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	390	270,153
3.85%, 05/15/28 (Call 02/15/28)(a)	255	241,564
4.25%, 08/15/48 (Call 02/15/48)	570	468,411
6.05%, 03/15/37	405	421,595
Series K, 4.55%, 03/15/46 (Call 09/15/45)	505	429,471
Series L, 3.75%, 07/01/47 (Call 01/01/47)	402	302,334
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	570	455,819
4.70%, 09/01/45 (Call 03/01/45)(a)(b)	440	383,728
5.65%, 12/01/32 (Call 09/01/32)(b)	850	872,822
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/28(b)	55	49,717
4.75%, 01/15/51 (Call 07/15/50)(a)(b)	450	336,830
4.88%, 01/14/48(b)	487	367,846
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)(b)	1,225	980,000
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(a)(b)	65	53,032
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	244	199,733
3.10%, 11/30/51 (Call 05/30/51)	445	293,050
3.25%, 12/01/24 (Call 09/01/24)	595	572,810
3.40%, 08/15/25 (Call 05/15/25)	310	293,379
3.50%, 09/30/49 (Call 03/30/49)(a)	475	344,448
3.60%, 04/01/29 (Call 01/01/29)	264	240,119
3.70%, 09/15/46 (Call 03/15/46)	420	309,826
4.10%, 09/26/28 (Call 06/26/28)	555	530,733

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.70%, 10/15/43 (Call 04/15/43)(a)	$362	$307,202
6.25%, 07/15/39	451	472,196
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	455	439,472
4.25%, 05/01/30 (Call 02/01/30)	450	407,768
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,368,517
7.75%, 12/15/27(b)	100	107,179
Series 6, 5.00%, 11/12/24(b)	1,000	980,591
ITC Holdings Corp.
2.95%, 05/14/30 (Call 04/14/30)(b)	642	547,692
3.25%, 06/30/26 (Call 03/30/26)	740	690,959
3.35%, 11/15/27 (Call 08/15/27)(a)	732	674,632
3.65%, 06/15/24 (Call 03/15/24)	280	272,669
4.95%, 09/22/27 (Call 08/22/27)(b)	445	438,940
5.30%, 07/01/43 (Call 01/01/43)	750	707,182
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(a)(b)	340	277,616
4.30%, 01/15/26 (Call 10/15/25)(b)	885	848,675
4.70%, 04/01/24 (Call 01/01/24)(b)	350	345,475
6.15%, 06/01/37(a)	153	154,947
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(a)(b)	660	606,210
4.88%, 05/24/26 (Call 02/24/26)(a)(b)	50	47,730
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	685	649,777
3.30%, 06/01/50 (Call 12/01/49)	615	434,329
4.38%, 10/01/45 (Call 04/01/45)	517	433,609
5.13%, 11/01/40 (Call 05/01/40)(a)	1,065	1,016,269
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	269	235,389
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	1,360	1,251,332
3.60%, 05/06/25(a)(b)	135	129,398
Korea Electric Power Corp., 2.50%, 06/24/24(b)	555	534,199
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	520	454,563
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	1,093	841,116
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	438	399,158
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)(a)	447	375,732
4.38%, 10/01/45 (Call 04/01/45)	843	706,863
4.65%, 11/15/43 (Call 05/15/43)	435	371,817
5.13%, 11/15/40 (Call 05/01/40)	320	299,341
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	151	143,405
Majapahit Holding BV, 7.88%, 06/29/37(b)	100	112,520
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(a)(b)	754	572,518
4.00%, 08/15/46 (Call 02/15/46)(b)	520	384,067
5.90%, 11/15/39(a)(b)	705	711,734
Metropolitan Edison Co.
4.00%, 04/15/25(b)	185	176,319
4.30%, 01/15/29 (Call 10/15/28)(b)	676	630,230
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	201	194,470
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)(a)	745	482,118
3.10%, 05/01/27 (Call 02/01/27)	533	497,308
3.15%, 04/15/50 (Call 10/15/49)	965	687,895
3.50%, 10/15/24 (Call 07/15/24)	550	535,034
3.65%, 04/15/29 (Call 01/15/29)	1,107	1,025,944

Security	Par (000)	Value

Electric (continued)
3.65%, 08/01/48 (Call 02/01/48)	$697	$540,553
3.95%, 08/01/47 (Call 02/01/47)(a)	595	493,245
4.25%, 05/01/46 (Call 11/01/45)	536	456,467
4.25%, 07/15/49 (Call 01/15/49)	1,017	878,491
4.40%, 10/15/44 (Call 04/15/44)	458	405,614
4.80%, 09/15/43 (Call 03/15/43)	598	556,579
5.75%, 11/01/35	305	315,543
5.80%, 10/15/36(a)	675	711,602
6.75%, 12/30/31	1,065	1,184,227
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	773	730,997
Minejesa Capital BV
4.63%, 08/10/30(a)(b)	889	794,172
5.63%, 08/10/37(a)(b)	330	263,017
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	689	648,799
Series 12-A, 4.25%, 03/15/42	513	419,416
Series B, 3.10%, 07/30/51 (Call 01/30/51)	361	236,603
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(b)	540	504,283
4.10%, 04/15/24 (Call 01/15/24)(b)	457	448,478
5.40%, 12/15/43 (Call 06/15/43)(a)(b)	405	395,195
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	727	648,986
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	215	200,079
4.17%, 12/10/42(b)	380	303,963
5.64%, 03/15/40(b)	186	184,689
National Grid USA
5.80%, 04/01/35	435	425,158
8.00%, 11/15/30(a)	125	137,042
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	902	788,566
1.35%, 03/15/31 (Call 12/15/30)	539	401,468
1.65%, 06/15/31 (Call 03/15/31)	573	434,641
1.88%, 02/07/25(a)	680	637,212
2.40%, 03/15/30 (Call 12/15/29)	440	369,502
2.75%, 04/15/32 (Call 01/15/32)(a)	270	222,357
2.85%, 01/27/25 (Call 10/27/24)(a)	307	293,563
3.05%, 04/25/27 (Call 01/25/27)(a)	610	565,670
3.25%, 11/01/25 (Call 08/01/25)	348	329,813
3.40%, 02/07/28 (Call 11/07/27)(a)	446	413,250
3.45%, 06/15/25	530	506,641
3.70%, 03/15/29 (Call 12/15/28)	592	543,339
3.90%, 11/01/28 (Call 08/01/28)	424	398,918
4.02%, 11/01/32 (Call 05/01/32)(a)	326	294,599
4.15%, 12/15/32 (Call 09/15/32)	567	521,736
4.30%, 03/15/49 (Call 09/15/48)	393	334,380
4.40%, 11/01/48 (Call 05/01/48)	545	464,894
4.45%, 03/13/26 (Call 02/13/26)	225	220,324
4.80%, 03/15/28 (Call 02/15/28)	855	841,736
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(d)	248	233,693
5.45%, 10/30/25	375	376,375
5.80%, 01/15/33 (Call 07/15/32)(a)	770	792,724
Series C, 8.00%, 03/01/32	785	914,911
Series D, 1.00%, 10/18/24	465	432,800
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	542	519,992
5.45%, 05/15/41 (Call 11/15/40)	185	177,956
5.90%, 05/01/53 (Call 11/01/52)(a)	160	171,853

66	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	$409	$381,424
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	711	598,808
Series EE, 3.13%, 08/01/50 (Call 02/01/50)(a)	395	272,100
Series N, 6.65%, 04/01/36	150	162,193
Series R, 6.75%, 07/01/37(a)	185	204,148
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	475	303,015
3.80%, 12/05/47 (Call 06/05/47)(b)	385	297,028
5.94%, 11/25/52 (Call 05/25/52)(a)(b)	430	460,272
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)	560	439,438
3.25%, 12/01/26 (Call 09/01/26)(a)(b)	242	225,354
3.30%, 09/15/49 (Call 03/15/49)(b)	902	616,266
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,020	898,690
1.90%, 06/15/28 (Call 04/15/28)	437	369,434
2.25%, 06/01/30 (Call 03/01/30)	1,387	1,122,080
2.44%, 01/15/32 (Call 10/15/31)	1,449	1,147,564
2.75%, 11/01/29 (Call 08/01/29)	1,465	1,247,677
3.00%, 01/15/52 (Call 07/15/51)	590	385,746
3.50%, 04/01/29 (Call 01/01/29)	940	849,727
3.55%, 05/01/27 (Call 02/01/27)	1,070	998,831
3.80%, 03/15/82 (Call 03/15/27), (5 year CMT + 2.547%)(d)	415	354,645
4.20%, 06/20/24	580	570,252
4.26%, 09/01/24	500	490,496
4.45%, 06/20/25	1,015	993,213
4.63%, 07/15/27 (Call 06/15/27)	1,200	1,166,255
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(d)	371	326,183
4.90%, 02/28/28 (Call 01/28/28)	1,450	1,432,717
5.00%, 02/28/30 (Call 12/28/29)	850	825,982
5.00%, 07/15/32 (Call 04/15/32)	600	577,591
5.05%, 02/28/33 (Call 11/28/32)	1,450	1,402,907
5.25%, 02/28/53 (Call 08/28/52)	1,450	1,387,897
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(d)	786	727,050
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	761	605,805
2.76%, 01/10/32 (Call 10/10/31)(b)	455	368,428
3.03%, 06/27/50 (Call 12/27/49)(b)	420	274,779
3.51%, 10/01/24 (Call 07/01/24)(b)	525	505,955
4.12%, 11/28/42(b)	305	244,744
4.28%, 12/15/28 (Call 09/15/28)(b)	433	397,408
4.28%, 10/01/34 (Call 04/01/34)(a)(b)	306	271,447
5.78%, 09/16/52 (Call 03/16/52)(b)	560	566,505
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)	195	160,976
2.60%, 06/01/51 (Call 12/01/50)	407	261,243
2.90%, 03/01/50 (Call 09/01/49)	616	418,117
3.20%, 04/01/52 (Call 10/01/51)	327	233,418
3.40%, 08/15/42 (Call 02/15/42)(a)	416	323,864
3.60%, 05/15/46 (Call 11/15/45)	669	512,147
3.60%, 09/15/47 (Call 03/15/47)	576	447,738
4.00%, 08/15/45 (Call 02/15/45)	461	376,977
4.13%, 05/15/44 (Call 11/15/43)	332	283,177
4.50%, 06/01/52 (Call 12/01/51)	515	465,000
4.85%, 08/15/40 (Call 02/15/40)(a)	366	334,100
5.25%, 07/15/35(a)	170	167,185
5.35%, 11/01/39(a)	298	299,829

Security	Par (000)	Value

Electric (continued)
6.20%, 07/01/37	$574	$612,200
6.25%, 06/01/36	710	759,656
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)(a)	395	326,878
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	811	717,654
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	968	816,122
3.75%, 06/15/24 (Call 05/15/24)(a)(b)	603	584,057
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	958	852,458
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	382	301,156
3.10%, 06/01/51 (Call 12/01/50)	800	558,434
3.20%, 05/15/27 (Call 02/15/27)	879	819,169
3.25%, 11/15/25 (Call 08/15/25)(a)	327	307,988
3.25%, 05/15/29 (Call 02/15/29)	695	627,241
3.95%, 04/01/30 (Call 01/01/30)	330	309,445
4.40%, 03/01/44 (Call 09/01/43)	210	183,412
4.55%, 06/01/52 (Call 12/01/51)	914	822,716
5.50%, 03/15/40	465	469,650
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	275	200,592
4.20%, 12/01/42	660	507,461
4.25%, 04/01/46 (Call 10/01/45)(a)	643	485,068
4.55%, 06/01/44	380	303,170
5.05%, 10/01/48 (Call 04/01/48)(a)	394	344,919
5.25%, 09/01/50	400	362,669
5.38%, 11/01/40(a)	500	461,530
5.95%, 11/01/39	541	533,654
6.19%, 01/01/31(b)	155	154,861
Ohio Edison Co.
6.88%, 07/15/36	555	606,835
8.25%, 10/15/38	300	357,289
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	330	265,885
4.15%, 04/01/48 (Call 10/01/47)	360	300,155
Series D, 6.60%, 03/01/33(a)	610	649,883
Series F, 5.85%, 10/01/35	340	340,623
Series G, 6.60%, 02/15/33	390	421,789
Series P, 2.60%, 04/01/30 (Call 01/01/30)	345	291,529
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	317	244,759
Series R, 2.90%, 10/01/51 (Call 04/01/51)	480	317,378
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	651	572,823
3.30%, 03/15/30 (Call 09/15/29)	365	322,889
3.80%, 08/15/28 (Call 02/15/28)(a)	486	452,414
3.85%, 08/15/47 (Call 02/15/47)	330	251,874
3.90%, 05/01/43 (Call 11/01/42)	95	74,082
4.00%, 12/15/44 (Call 06/15/44)	260	199,971
4.15%, 04/01/47 (Call 10/01/46)	990	800,479
4.55%, 03/15/44 (Call 09/15/43)	250	208,813
5.25%, 05/15/41 (Call 11/15/40)	60	55,394
5.40%, 01/15/33 (Call 07/15/32)	200	200,690
5.85%, 06/01/40	170	167,791
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	789	704,305
2.70%, 11/15/51 (Call 05/15/51)	1,105	719,067
2.75%, 06/01/24 (Call 05/01/24)	528	511,319
2.75%, 05/15/30 (Call 02/15/30)	500	434,029
2.95%, 04/01/25 (Call 01/01/25)	668	636,112
3.10%, 09/15/49 (Call 03/15/49)	973	683,854
3.70%, 11/15/28 (Call 08/15/28)	280	262,827

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 05/15/50 (Call 11/15/49)	$584	$459,843
3.75%, 04/01/45 (Call 10/01/44)	490	395,974
3.80%, 09/30/47 (Call 03/30/47)	730	594,200
3.80%, 06/01/49 (Call 12/01/48)	525	421,998
4.10%, 11/15/48 (Call 05/15/48)	383	325,481
4.15%, 06/01/32 (Call 03/01/32)	325	305,384
4.55%, 09/15/32 (Call 06/15/32)	380	366,611
4.55%, 12/01/41 (Call 06/01/41)(a)	290	265,646
4.60%, 06/01/52 (Call 12/01/51)	815	742,163
4.95%, 09/15/52 (Call 03/15/52)	200	191,325
5.25%, 09/30/40	210	208,727
5.30%, 06/01/42 (Call 12/01/41)(a)	460	460,889
5.35%, 10/01/52 (Call 04/01/52)(a)	482	488,517
7.00%, 05/01/32	490	560,979
7.25%, 01/15/33(a)	460	535,284
7.50%, 09/01/38	440	537,065
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	650	553,559
2.50%, 02/01/31 (Call 11/01/30)	1,552	1,209,526
2.95%, 03/01/26 (Call 12/01/25)(a)	907	833,100
3.00%, 06/15/28 (Call 04/15/28)(a)	475	414,488
3.15%, 01/01/26	1,100	1,020,404
3.25%, 06/01/31 (Call 03/01/31)	790	644,625
3.30%, 03/15/27 (Call 12/15/26)	330	301,015
3.30%, 12/01/27 (Call 09/01/27)(a)	1,390	1,238,973
3.30%, 08/01/40 (Call 02/01/40)	1,146	775,075
3.40%, 08/15/24 (Call 05/15/24)	162	155,670
3.45%, 07/01/25(a)	807	758,260
3.50%, 06/15/25 (Call 03/15/25)	729	691,003
3.50%, 08/01/50 (Call 02/01/50)	1,902	1,194,184
3.75%, 02/15/24 (Call 11/15/23)	335	327,477
3.75%, 07/01/28	619	556,256
3.75%, 08/15/42 (Call 02/15/42)	449	311,344
3.95%, 12/01/47 (Call 06/01/47)	856	583,723
4.00%, 12/01/46 (Call 06/01/46)	688	468,907
4.20%, 03/01/29 (Call 01/01/29)	760	682,623
4.20%, 06/01/41 (Call 12/01/40)	855	641,841
4.25%, 03/15/46 (Call 09/15/45)	650	464,811
4.30%, 03/15/45 (Call 09/15/44)	665	479,520
4.40%, 03/01/32 (Call 12/01/31)	795	694,080
4.45%, 04/15/42 (Call 10/15/41)	321	242,557
4.50%, 07/01/40 (Call 01/01/40)	2,000	1,566,780
4.50%, 12/15/41 (Call 06/15/41)	85	64,320
4.55%, 07/01/30 (Call 01/01/30)	3,022	2,728,929
4.60%, 06/15/43 (Call 12/15/42)	490	373,638
4.65%, 08/01/28 (Call 05/01/28)	420	389,366
4.75%, 02/15/44 (Call 08/15/43)	817	639,787
4.95%, 06/08/25	755	739,529
4.95%, 07/01/50 (Call 01/01/50)	3,231	2,550,862
5.25%, 03/01/52 (Call 09/01/51)(a)	1,145	944,115
5.45%, 06/15/27 (Call 05/15/27)	895	874,076
5.90%, 06/15/32 (Call 03/15/32)	515	497,708
6.15%, 01/15/33 (Call 10/15/32)	1,000	987,091
6.75%, 01/15/53 (Call 07/15/52)	905	899,452
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)(a)	352	300,956
2.90%, 06/15/52 (Call 12/15/51)	830	550,121
3.30%, 03/15/51 (Call 09/15/50)	562	401,369
3.35%, 07/01/25 (Call 04/01/25)	190	180,660
3.50%, 06/15/29 (Call 03/15/29)	445	406,765

Security	Par (000)	Value

Electric (continued)
3.60%, 04/01/24 (Call 01/01/24)	$392	$384,692
4.10%, 02/01/42 (Call 08/01/41)(a)	755	642,011
4.13%, 01/15/49 (Call 07/15/48)(a)	507	420,369
4.15%, 02/15/50 (Call 08/15/49)	367	303,457
5.25%, 06/15/35(a)	210	206,228
5.35%, 12/01/53 (Call 06/01/53)	1,140	1,124,623
5.75%, 04/01/37	842	859,407
6.00%, 01/15/39(a)	781	815,386
6.10%, 08/01/36(a)	519	545,402
6.25%, 10/15/37(a)	518	557,123
6.35%, 07/15/38	369	404,200
7.70%, 11/15/31(a)	142	168,856
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	533	347,969
2.85%, 09/15/51 (Call 03/15/51)	415	273,867
3.00%, 09/15/49 (Call 03/15/49)	545	377,093
3.05%, 03/15/51 (Call 09/15/50)	365	248,315
3.15%, 10/15/25 (Call 07/15/25)(a)	467	444,414
3.70%, 09/15/47 (Call 03/15/47)	450	356,659
3.90%, 03/01/48 (Call 09/01/47)	540	442,203
4.15%, 10/01/44 (Call 04/01/44)	385	324,724
4.38%, 08/15/52 (Call 02/15/52)(a)	230	202,370
4.60%, 05/15/52 (Call 11/15/51)	345	312,882
4.80%, 10/15/43 (Call 04/15/43)	600	547,908
5.95%, 10/01/36(a)	185	194,504
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	350	316,515
3.60%, 06/01/29 (Call 03/01/29)(b)	310	277,811
6.15%, 10/01/38	660	656,683
Perusahaan Listrik Negara PT
3.88%, 07/17/29(b)	575	515,557
4.00%, 06/30/50 (Call 12/30/49)(b)	890	631,536
4.13%, 05/15/27(b)	1,307	1,235,115
5.45%, 05/21/28(b)	1,095	1,082,280
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	767	642,247
3.38%, 02/05/30(b)	225	192,938
4.38%, 02/05/50(b)	600	451,158
4.88%, 07/17/49(b)	741	592,363
5.25%, 10/24/42(b)	973	853,555
5.25%, 05/15/47(b)	465	394,669
5.38%, 01/25/29(a)(b)	1,000	981,250
6.15%, 05/21/48(b)	900	858,375
6.25%, 01/25/49(b)	689	662,301
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	552	500,218
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	250	245,141
4.15%, 03/15/43 (Call 09/15/42)	633	542,905
6.50%, 11/15/37(a)	403	441,890
7.90%, 12/15/38(a)	35	43,018
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	903	844,615
4.13%, 04/15/30 (Call 01/15/30)	189	176,046
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	399	277,692
3.95%, 06/01/47 (Call 12/01/46)	392	326,442
4.13%, 06/15/44 (Call 12/15/43)	325	272,178
4.15%, 10/01/45 (Call 04/01/45)(a)	386	322,511

68	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.15%, 06/15/48 (Call 12/15/47)	$474	$408,196
4.75%, 07/15/43 (Call 01/15/43)	155	141,509
5.00%, 05/15/33 (Call 02/15/33)	500	496,002
5.25%, 05/15/53 (Call 11/15/52)	500	492,888
6.25%, 05/15/39	345	371,222
Progress Energy Inc.
6.00%, 12/01/39	434	436,209
7.00%, 10/30/31(a)	505	544,376
7.75%, 03/01/31	674	759,686
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	615	486,869
2.90%, 05/15/25 (Call 12/15/24)	878	831,215
3.55%, 06/15/46 (Call 12/15/45)	645	474,362
3.60%, 09/15/42 (Call 03/15/42)	363	286,941
3.70%, 06/15/28 (Call 12/15/27)	158	149,190
3.80%, 06/15/47 (Call 12/15/46)	518	414,186
3.95%, 03/15/43 (Call 09/15/42)	350	282,313
4.05%, 09/15/49 (Call 03/15/49)	680	558,071
4.10%, 06/01/32 (Call 12/01/31)(a)	230	216,514
4.10%, 06/15/48 (Call 12/15/47)	380	315,239
4.30%, 03/15/44 (Call 09/15/43)	396	342,911
4.50%, 06/01/52 (Call 12/01/51)	425	378,905
4.75%, 08/15/41 (Call 02/15/41)	185	166,100
6.50%, 08/01/38(a)	65	71,351
Series 17, 6.25%, 09/01/37(a)	304	329,081
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	577	414,439
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	876	704,282
Series 36, 2.70%, 01/15/51 (Call 07/15/49)(a)	480	312,224
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)(a)	385	295,704
5.15%, 01/15/53 (Call 07/15/52)	585	578,262
Series V, 2.20%, 06/15/31 (Call 03/15/31)	498	407,724
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	445	424,817
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	785	777,729
Series G, 6.63%, 11/15/37	245	262,368
Series J, 2.20%, 08/15/31 (Call 05/15/31)(a)	230	182,836
Series K, 3.15%, 08/15/51 (Call 02/15/51)	150	99,914
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	931	824,085
1.90%, 08/15/31 (Call 05/15/31)	525	417,748
2.05%, 08/01/50 (Call 02/01/50)(a)	506	287,653
2.25%, 09/15/26 (Call 06/15/26)	380	345,471
2.45%, 01/15/30 (Call 10/15/29)	550	471,513
2.70%, 05/01/50 (Call 11/01/49)(a)	515	338,328
3.00%, 05/15/25 (Call 02/15/25)	347	330,503
3.00%, 05/15/27 (Call 02/15/27)	630	583,448
3.00%, 03/01/51 (Call 09/01/50)	384	266,451
3.05%, 11/15/24 (Call 08/15/24)	100	96,291
3.10%, 03/15/32 (Call 12/15/31)	715	622,475
3.15%, 08/15/24 (Call 05/15/24)	32	31,012
3.15%, 01/01/50 (Call 07/01/49)(a)	325	234,442
3.20%, 05/15/29 (Call 02/15/29)	95	85,532
3.20%, 08/01/49 (Call 02/01/49)	326	237,598
3.60%, 12/01/47 (Call 06/01/47)	419	323,943
3.65%, 09/01/28 (Call 06/01/28)	577	540,584
3.65%, 09/01/42 (Call 03/01/42)(a)	400	321,866
3.70%, 05/01/28 (Call 02/01/28)(a)	110	103,757
3.80%, 01/01/43 (Call 07/01/42)	585	483,389

Security	Par (000)	Value

Electric (continued)
3.80%, 03/01/46 (Call 09/01/45)	$710	$568,535
3.85%, 05/01/49 (Call 11/01/48)	314	253,371
3.95%, 05/01/42 (Call 11/01/41)	385	324,639
4.05%, 05/01/48 (Call 11/01/47)	240	206,199
4.15%, 11/01/45 (Call 05/01/45)	300	247,352
4.90%, 12/15/32 (Call 09/15/32)	600	597,581
5.38%, 11/01/39	300	293,382
5.50%, 03/01/40	395	402,178
5.80%, 05/01/37	295	303,067
Series I, 4.00%, 06/01/44 (Call 12/01/43)	425	344,612
Series K, 4.05%, 05/01/45 (Call 11/01/44)	200	161,776
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	478	427,249
1.60%, 08/15/30 (Call 05/15/30)	472	364,646
2.45%, 11/15/31 (Call 08/15/31)	250	199,954
2.88%, 06/15/24 (Call 05/15/24)	786	758,708
5.85%, 11/15/27 (Call 10/15/27)(a)	690	705,698
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)(a)	880	749,096
3.65%, 05/15/25 (Call 02/15/25)	857	810,806
4.10%, 06/15/30 (Call 03/15/30)	535	480,352
4.22%, 03/15/32 (Call 12/15/31)(a)	475	419,993
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	255	166,593
3.25%, 09/15/49 (Call 03/15/49)	305	217,079
4.22%, 06/15/48 (Call 12/15/47)	355	297,911
4.30%, 05/20/45 (Call 11/20/44)	397	324,789
4.43%, 11/15/41 (Call 05/15/41)	409	348,860
5.48%, 06/01/35	200	195,856
5.64%, 04/15/41 (Call 10/15/40)	175	176,341
5.76%, 10/01/39	580	578,382
5.76%, 07/15/40(a)	670	674,878
5.80%, 03/15/40	605	612,987
6.27%, 03/15/37(a)	275	287,460
6.72%, 06/15/36(a)	230	248,958
7.02%, 12/01/27	380	402,166
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	944	867,392
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	80	82,344
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,245	1,143,298
3.70%, 03/15/52 (Call 09/15/51)	200	154,681
3.95%, 11/15/41	282	224,186
4.15%, 05/15/48 (Call 11/15/47)	619	515,988
4.30%, 04/01/42 (Call 10/01/41)	546	445,590
4.50%, 08/15/40(a)	794	717,187
5.35%, 05/15/35	100	96,536
5.35%, 05/15/40	175	167,700
6.00%, 06/01/26	60	61,628
6.00%, 06/01/39(a)	345	356,194
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	387	301,154
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	600	487,329
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	382	272,589
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	828	652,444
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	755	500,317
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	500	423,566
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	775	755,504
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(b)	1,222	1,200,063
5.50%, 04/08/44(a)(b)	1,036	1,066,873

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	$1,049	$967,474
3.30%, 04/01/25 (Call 03/01/25)	300	287,153
3.40%, 02/01/28 (Call 10/01/27)(a)	1,252	1,146,463
3.70%, 04/01/29 (Call 02/01/29)	405	368,565
3.80%, 02/01/38 (Call 08/01/37)	848	694,630
4.00%, 02/01/48 (Call 08/01/47)	765	593,238
4.13%, 04/01/52 (Call 01/01/27), (5 year CMT + 2.868%)(d)	845	716,859
6.00%, 10/15/39(a)	624	632,154
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	767	708,735
Series P, 6.75%, 07/01/37(a)	180	193,279
Solar Star Funding LLC, 5.38%, 06/30/35(b)	94	94,565
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	547	520,993
2.25%, 06/01/30 (Call 03/01/30)	668	549,379
2.75%, 02/01/32 (Call 11/01/31)(a)	415	343,529
2.85%, 08/01/29 (Call 05/01/29)	286	246,689
3.45%, 02/01/52 (Call 08/01/51)	725	512,342
3.65%, 02/01/50 (Call 08/01/49)	1,212	890,352
3.90%, 12/01/41 (Call 06/01/41)	293	222,472
4.00%, 04/01/47 (Call 10/01/46)	1,693	1,327,001
4.05%, 03/15/42 (Call 09/15/41)	310	249,468
4.50%, 09/01/40 (Call 03/01/40)	642	550,546
4.65%, 10/01/43 (Call 04/01/43)	611	531,044
5.30%, 03/01/28 (Call 02/01/28)	120	119,435
5.50%, 03/15/40	489	472,707
5.63%, 02/01/36(a)	190	186,494
5.70%, 03/01/53 (Call 09/01/52)	135	134,637
5.85%, 11/01/27 (Call 10/01/27)	965	987,591
5.95%, 11/01/32 (Call 08/01/32)	880	917,716
6.00%, 01/15/34(a)	622	651,213
6.05%, 03/15/39	625	640,431
6.65%, 04/01/29	355	371,983
Series 04-G, 5.75%, 04/01/35(a)	385	389,145
Series 05-B, 5.55%, 01/15/36	215	207,516
Series 05-E, 5.35%, 07/15/35	432	419,981
Series 06-E, 5.55%, 01/15/37	785	772,079
Series 08-A, 5.95%, 02/01/38	650	661,435
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	490	385,615
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)(a)	666	590,313
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	695	447,144
Series A, 4.20%, 03/01/29 (Call 12/01/28)	563	530,672
Series B, 3.65%, 03/01/28 (Call 12/01/27)	390	364,111
Series B, 4.88%, 03/01/49 (Call 09/01/48)	722	643,179
Series C, 3.60%, 02/01/45 (Call 08/01/44)(a)	585	426,071
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,345	1,068,606
Series C, 4.20%, 06/01/25(a)	745	725,316
Series D, 4.70%, 06/01/27 (Call 05/01/27)	780	767,164
Series E, 3.70%, 08/01/25 (Call 06/01/25)	846	812,546
Series E, 5.45%, 06/01/52 (Call 12/01/51)	405	394,477
Series G, 2.50%, 06/01/31 (Call 03/01/31)	265	217,682
Series H, 3.65%, 06/01/51 (Call 12/01/50)	500	371,164
Series K, 0.98%, 08/01/24	490	459,527
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	1,907	1,778,100
4.25%, 07/01/36 (Call 01/01/36)	534	466,516
4.40%, 07/01/46 (Call 01/01/46)	2,160	1,777,571
4.48%, 08/01/24(c)	50	49,242

Security	Par (000)	Value

Electric (continued)
5.11%, 08/01/27	$660	$651,732
5.15%, 10/06/25(a)	426	424,310
5.70%, 10/15/32 (Call 04/15/32)(a)	550	558,730
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5 year CMT + 2.915%)(d)	865	737,034
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)(a)	507	426,064
Series A, 3.70%, 04/30/30 (Call 01/30/30)	555	499,856
Series B, 4.00%, 01/15/51 (Call 01/15/26), (5 year CMT + 3.733%)(d)	935	876,703
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)(a)	737	651,791
4.15%, 12/01/25 (Call 09/01/25)	1,169	1,141,027
5.15%, 09/15/41	553	505,481
5.25%, 07/15/43	626	569,475
Series F, 4.95%, 12/15/46 (Call 06/15/46)	523	454,062
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	535	359,649
6.20%, 03/15/40	450	458,978
Series J, 3.90%, 04/01/45 (Call 10/01/44)	514	391,847
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	631	576,084
Series L, 3.85%, 02/01/48 (Call 08/01/47)	559	422,073
Series M, 4.10%, 09/15/28 (Call 06/15/28)	653	617,654
Series N, 1.65%, 03/15/26 (Call 02/15/26)	620	554,500
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	50	48,709
3.40%, 08/15/46 (Call 02/15/46)	510	363,935
3.70%, 08/15/47 (Call 02/15/47)	467	355,506
3.75%, 06/15/49 (Call 12/15/48)	527	402,935
4.50%, 08/15/41 (Call 02/15/41)	325	283,552
6.00%, 10/01/36	405	406,392
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	388	329,074
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(a)	525	367,985
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	856	787,903
SP PowerAssets Ltd.
3.00%, 09/26/27(a)(b)	135	124,600
3.25%, 11/24/25(b)	751	715,135
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)(b)	635	544,703
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(b)	1,272	1,253,721
4.85%, 05/07/44(b)	610	605,139
State Grid Overseas Investment BVI Ltd.
3.50%, 05/04/27(b)	3,365	3,210,432
4.00%, 05/04/47(a)(b)	677	590,463
4.25%, 05/02/28(b)	590	573,677
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	666	539,266
3.45%, 03/15/51 (Call 09/15/50)	574	409,540
3.63%, 06/15/50 (Call 12/15/49)	480	355,254
4.10%, 06/15/42 (Call 12/15/41)	90	74,592
4.20%, 05/15/45 (Call 11/15/44)	380	298,365
4.30%, 06/15/48 (Call 12/15/47)	517	433,615
4.35%, 05/15/44 (Call 11/15/43)	487	409,677
4.45%, 06/15/49 (Call 12/15/48)	643	539,073
5.00%, 07/15/52 (Call 01/15/52)(a)	446	413,442
6.15%, 05/15/37(a)	90	92,410
6.55%, 05/15/36	560	593,330
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	700	633,220

70	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.15%, 06/02/26(b)	$600	$565,343
Toledo Edison Co. (The), 6.15%, 05/15/37	247	258,173
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	359	344,371
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(a)(b)	340	329,310
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	415	330,883
6.00%, 06/15/40(b)	435	405,880
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	602	464,578
3.05%, 03/15/25 (Call 12/15/24)	597	568,404
3.25%, 05/15/32 (Call 02/15/32)	370	315,554
3.25%, 05/01/51 (Call 11/01/50)	356	239,888
4.00%, 06/15/50 (Call 12/15/49)	387	302,400
4.85%, 12/01/48 (Call 06/01/48)	576	506,580
5.50%, 04/15/53 (Call 10/15/52)	350	345,178
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	525	414,451
2.63%, 03/15/51 (Call 09/15/50)	545	347,326
2.95%, 06/15/27 (Call 03/15/27)	341	315,806
2.95%, 03/15/30 (Call 12/15/29)	140	122,567
3.25%, 10/01/49 (Call 04/01/49)	580	412,528
3.50%, 04/15/24 (Call 01/15/24)	198	193,571
3.50%, 03/15/29 (Call 12/15/28)	456	416,104
3.65%, 04/15/45 (Call 10/15/44)	597	456,796
3.90%, 09/15/42 (Call 03/15/42)	415	340,199
3.90%, 04/01/52 (Call 10/01/51)	540	432,923
4.00%, 04/01/48 (Call 10/01/47)	387	311,681
5.30%, 08/01/37	355	345,105
5.45%, 03/15/53 (Call 09/15/52)	500	499,942
8.45%, 03/15/39	70	90,727
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	670	540,060
2.40%, 03/30/32 (Call 12/30/31)	400	323,151
2.45%, 12/15/50 (Call 06/15/50)	1,084	642,434
2.95%, 11/15/51 (Call 05/15/51)	520	342,800
3.30%, 12/01/49 (Call 06/01/49)	537	387,460
4.00%, 01/15/43 (Call 07/15/42)(a)	620	508,583
4.45%, 02/15/44 (Call 08/15/43)	640	550,576
4.60%, 12/01/48 (Call 06/01/48)	750	648,665
6.35%, 11/30/37	437	467,616
8.88%, 11/15/38(a)	718	962,249
Series A, 2.88%, 07/15/29 (Call 04/15/29)	605	529,727
Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	344	327,902
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	1,157	1,095,435
Series A, 3.50%, 03/15/27 (Call 12/15/26)	920	866,075
Series A, 3.80%, 04/01/28 (Call 01/01/28)	1,028	969,677
Series A, 6.00%, 05/15/37(a)	665	692,286
Series B, 2.95%, 11/15/26 (Call 08/15/26)	567	523,119
Series B, 3.75%, 05/15/27 (Call 04/15/27)	363	344,673
Series B, 3.80%, 09/15/47 (Call 03/15/47)	587	454,948
Series B, 4.20%, 05/15/45 (Call 11/15/44)	630	513,542
Series B, 6.00%, 01/15/36	639	666,003
Series C, 4.00%, 11/15/46 (Call 05/15/46)	883	699,568
Series C, 4.63%, 05/15/52 (Call 11/15/51)	590	518,681
Series D, 4.65%, 08/15/43 (Call 02/15/43)	705	623,799
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	1,481	1,421,957
3.70%, 01/30/27 (Call 11/30/26)(b)	1,342	1,228,751
4.30%, 07/15/29 (Call 04/15/29)(b)	1,284	1,155,461

Security	Par (000)	Value

Electric (continued)
5.13%, 05/13/25(b)	$665	$646,054
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)(a)	160	152,405
1.38%, 10/15/27 (Call 08/15/27)(a)	1,024	867,042
1.80%, 10/15/30 (Call 07/15/30)	390	305,258
2.20%, 12/15/28 (Call 10/15/28)	520	441,219
4.75%, 01/09/26 (Call 12/09/25)	660	650,569
4.75%, 01/15/28 (Call 12/15/27)	840	822,992
5.00%, 09/27/25 (Call 08/27/25)	545	540,142
5.15%, 10/01/27 (Call 09/01/27)	505	502,285
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	500	424,907
2.05%, 12/15/24 (Call 11/15/24)	561	529,329
3.10%, 06/01/25 (Call 03/01/25)(a)	190	179,983
3.65%, 12/15/42 (Call 06/15/42)	175	132,092
4.25%, 06/01/44 (Call 12/01/43)	400	326,110
4.30%, 12/15/45 (Call 06/15/45)	120	99,432
4.30%, 10/15/48 (Call 04/15/48)	735	623,802
4.75%, 09/30/32 (Call 06/30/32)(a)	630	615,727
5.63%, 05/15/33(a)	207	213,744
5.70%, 12/01/36(a)	105	107,318
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	335	261,788
3.00%, 07/01/29 (Call 04/01/29)(a)	362	317,135
3.05%, 10/15/27 (Call 07/15/27)(a)	330	304,387
3.65%, 04/01/50 (Call 10/01/49)	295	218,689
3.95%, 09/01/32 (Call 06/01/32)	560	510,290
4.10%, 10/15/44 (Call 04/15/44)(a)	170	133,631
6.38%, 08/15/37(a)	405	430,495
7.60%, 10/01/38	375	440,070
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	360	235,728
3.30%, 09/01/49 (Call 03/01/49)	560	407,122
3.67%, 12/01/42	437	337,530
4.75%, 11/01/44 (Call 05/01/44)	274	244,694
5.35%, 11/10/25 (Call 10/10/25)	370	370,919
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	705	618,797
2.35%, 11/15/31 (Call 05/15/31)	415	330,567
2.60%, 12/01/29 (Call 06/01/29)	487	411,864
3.30%, 06/01/25 (Call 12/01/24)(a)	658	628,100
3.35%, 12/01/26 (Call 06/01/26)	747	697,547
3.40%, 06/01/30 (Call 12/01/29)(a)	485	429,756
3.50%, 12/01/49 (Call 06/01/49)	360	261,567
4.00%, 06/15/28 (Call 12/15/27)(a)	334	315,916
4.60%, 06/01/32 (Call 12/01/31)(a)	870	824,968
4.80%, 09/15/41 (Call 03/15/41)	358	320,560
6.50%, 07/01/36(a)	615	661,049

		652,756,592

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	654	512,757
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,286	1,111,904
1.80%, 10/15/27 (Call 08/15/27)(a)	734	640,365
1.95%, 10/15/30 (Call 07/15/30)	935	755,474
2.00%, 12/21/28 (Call 10/21/28)	680	580,715
2.20%, 12/21/31 (Call 09/21/31)(a)	380	304,897
2.75%, 10/15/50 (Call 04/15/50)	1,151	739,357
2.80%, 12/21/51 (Call 06/21/51)	1,555	1,001,732

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
3.15%, 06/01/25 (Call 03/01/25)	$285	$273,065
5.25%, 11/15/39	30	29,688
6.00%, 08/15/32(a)	635	656,676
6.13%, 04/15/39	110	115,011
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(a)(b)	745	707,110

		7,428,751

Electronics — 0.6%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	668	541,396
2.30%, 03/12/31 (Call 12/12/30)	1,087	883,000
2.75%, 09/15/29 (Call 06/15/29)(a)	704	607,588
3.05%, 09/22/26 (Call 06/22/26)(a)	492	455,485
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	763	665,580
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)(a)	466	447,426
3.55%, 10/01/27 (Call 07/01/27)(a)	510	466,587
5.41%, 07/01/32 (Call 04/01/32)	354	345,997
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)(a)	743	698,200
2.20%, 09/15/31 (Call 06/15/31)	765	608,813
2.80%, 02/15/30 (Call 11/15/29)	1,197	1,032,621
3.20%, 04/01/24 (Call 02/01/24)	349	340,586
4.35%, 06/01/29 (Call 03/01/29)(a)	575	559,127
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	706	567,293
3.25%, 09/08/24 (Call 07/08/24)(a)	506	489,004
3.88%, 01/12/28 (Call 10/12/27)	560	512,954
4.00%, 04/01/25 (Call 01/01/25)	515	496,498
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	639	505,396
4.63%, 04/15/26 (Call 01/15/26)	1,013	971,976
5.50%, 06/01/32 (Call 03/01/32)	440	418,840
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,039	987,575
4.75%, 06/15/25 (Call 03/15/25)	803	784,515
4.88%, 06/15/29 (Call 03/15/29)	952	897,665
4.88%, 05/12/30 (Call 02/12/30)	904	856,209
6.00%, 01/15/28 (Call 12/15/27)	405	408,625
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,652	1,541,723
4.30%, 06/15/46 (Call 12/15/45)	541	423,082
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	1,135	986,782
1.35%, 06/01/25 (Call 05/01/25)	1,568	1,447,159
1.75%, 09/01/31 (Call 06/01/31)(a)	1,955	1,546,742
1.95%, 06/01/30 (Call 03/01/30)	1,220	1,008,640
2.30%, 08/15/24 (Call 07/15/24)	793	760,840
2.50%, 11/01/26 (Call 08/01/26)	1,731	1,599,352
2.70%, 08/15/29 (Call 05/15/29)	1,065	935,937
2.80%, 06/01/50 (Call 12/01/49)(a)	814	587,760
3.81%, 11/21/47 (Call 05/21/47)	840	702,260
4.85%, 11/01/24	150	149,367
4.95%, 02/15/28 (Call 01/15/28)	620	625,680
5.00%, 02/15/33 (Call 11/15/32)(a)	1,125	1,136,711
5.38%, 03/01/41	462	476,899
5.70%, 03/15/36(a)	515	540,881
5.70%, 03/15/37	775	817,761
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	362	291,114

Security	Par (000)	Value

Electronics (continued)
3.15%, 08/15/27 (Call 05/15/27)(a)	$615	$565,115
3.35%, 03/01/26 (Call 12/01/25)	315	297,782
3.50%, 02/15/28 (Call 11/15/27)(a)	563	521,314
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	405	360,715
3.00%, 01/15/31 (Call 10/15/30)(a)	1,027	844,436
3.60%, 01/15/30 (Call 10/15/29)	750	659,896
3.95%, 01/12/28 (Call 10/12/27)	870	806,913
4.25%, 05/15/27 (Call 04/15/27)	865	822,291
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	1,120	965,453
4.55%, 10/30/24 (Call 07/30/24)	592	583,014
4.60%, 04/06/27 (Call 01/06/27)(a)	842	825,771
Legrand France SA, 8.50%, 02/15/25	1,330	1,414,272
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 03/13/23)	400	374,319
1.75%, 08/09/26 (Call 07/09/26)(a)	1,005	864,755
2.38%, 08/09/28 (Call 06/09/28)(a)	993	819,091
2.65%, 08/09/31 (Call 05/09/31)	839	652,325
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	398	390,937
4.90%, 06/15/28 (Call 03/15/28)(a)	1,356	1,301,228
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)	705	583,840
3.13%, 08/15/27 (Call 05/15/27)	446	409,904
3.45%, 08/01/24 (Call 05/01/24)	380	369,522
3.70%, 02/15/26 (Call 11/15/25)	1,080	1,042,188
4.50%, 02/13/26	350	345,319
7.13%, 10/01/37	595	677,642
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	851	740,174
2.40%, 04/01/28 (Call 02/01/28)	556	453,115
2.95%, 04/01/31 (Call 01/01/31)	717	546,246

		49,365,223

Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	49	39,852

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(b)	565	459,561
5.13%, 08/11/61 (Call 08/11/60)(b)	1,292	1,012,392
America Movil SAB de CV, 5.38%, 04/04/32 (Call 01/04/32)(a)(b)	1,340	1,185,230
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	855	839,944
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	525	350,135
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	595	541,411
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(a)(b)	559	502,821
4.25%, 10/31/26 (Call 07/31/26)(b)	1,045	973,679
5.50%, 10/31/46 (Call 04/30/46)(b)	787	580,773
5.50%, 07/31/47 (Call 01/31/47)(b)	2,311	1,714,277
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31 (Call 08/12/30)(b)	5	3,850
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	331	315,663
3.63%, 04/28/26 (Call 01/28/26)(a)(b)	1,689	1,587,866
Vinci SA, 3.75%, 04/10/29 (Call 01/30/29)(a)(b)	1,200	1,101,625

		11,169,227

72	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 0.3%
Magallanes Inc.
3.43%, 03/15/24(b)	$1,350	$1,317,575
3.53%, 03/15/24 (Call 03/15/23)(b)	400	390,938
3.64%, 03/15/25(b)	1,915	1,826,606
3.76%, 03/15/27 (Call 02/15/27)(a)(b)	4,920	4,513,286
3.79%, 03/15/25 (Call 03/15/23)(b)	570	545,081
4.05%, 03/15/29 (Call 01/15/29)(b)	1,830	1,636,487
4.28%, 03/15/32 (Call 12/15/31)(a)(b)	4,910	4,238,858
5.05%, 03/15/42 (Call 09/15/41)(b)	4,588	3,716,902
5.14%, 03/15/52 (Call 09/15/51)(a)(b)	7,620	5,973,347
5.39%, 03/15/62 (Call 09/15/61)(b)	3,310	2,581,834

		26,740,914

Environmental Control — 0.3%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	5	4,057
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	541	479,590
1.45%, 02/15/31 (Call 11/15/30)	930	712,825
1.75%, 02/15/32 (Call 11/15/31)(a)	464	355,464
2.30%, 03/01/30 (Call 12/01/29)	761	637,580
2.38%, 03/15/33 (Call 12/15/32)(a)	980	775,871
2.50%, 08/15/24 (Call 07/15/24)	975	935,715
2.90%, 07/01/26 (Call 04/01/26)(a)	539	501,210
3.05%, 03/01/50 (Call 09/01/49)	573	400,607
3.20%, 03/15/25 (Call 12/15/24)	875	837,827
3.38%, 11/15/27 (Call 08/15/27)(a)	893	826,736
3.95%, 05/15/28 (Call 02/15/28)	818	774,750
5.70%, 05/15/41 (Call 11/15/40)(a)	25	25,823
6.20%, 03/01/40	367	392,857
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	575	454,580
2.60%, 02/01/30 (Call 11/01/29)	684	582,848
2.95%, 01/15/52 (Call 07/15/51)	990	650,356
3.05%, 04/01/50 (Call 10/01/49)	965	652,800
3.20%, 06/01/32 (Call 03/01/32)	834	713,673
3.50%, 05/01/29 (Call 02/01/29)	738	666,391
4.20%, 01/15/33 (Call 10/15/32)	967	893,627
4.25%, 12/01/28 (Call 09/01/28)	526	502,544
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	490	435,729
1.15%, 03/15/28 (Call 01/15/28)(a)	845	699,423
1.50%, 03/15/31 (Call 12/15/30)	837	644,333
2.00%, 06/01/29 (Call 04/01/29)	675	564,415
2.50%, 11/15/50 (Call 05/15/50)(a)	495	310,313
2.95%, 06/01/41 (Call 12/01/40)	695	514,301
3.13%, 03/01/25 (Call 12/01/24)	350	335,976
3.15%, 11/15/27 (Call 08/15/27)(a)	1,198	1,107,959
3.90%, 03/01/35 (Call 09/01/34)(a)	398	348,859
4.10%, 03/01/45 (Call 09/01/44)(a)	175	149,529
4.15%, 04/15/32 (Call 01/15/32)(a)	755	707,480
4.15%, 07/15/49 (Call 01/15/49)(a)	731	637,079
4.63%, 02/15/30 (Call 12/15/29)	650	631,551
4.63%, 02/15/33 (Call 11/15/32)	1,675	1,611,896
7.00%, 07/15/28	365	397,009

		21,873,583

Food — 1.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,090	1,149,484
Bestfoods
Series E, 7.25%, 12/15/26(a)	310	333,595
Series F, 6.63%, 04/15/28(a)	140	148,449

Security	Par (000)	Value

Food (continued)
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(b)	$817	$630,185
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	750	623,928
3.13%, 04/24/50 (Call 10/24/49)	483	326,089
3.30%, 03/19/25 (Call 12/19/24)	575	551,042
3.95%, 03/15/25 (Call 01/15/25)	940	915,247
4.15%, 03/15/28 (Call 12/15/27)	1,095	1,045,502
4.80%, 03/15/48 (Call 09/15/47)(a)	880	781,443
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)	1,025	960,049
5.15%, 02/12/25 (Call 11/12/24)(b)	250	247,785
6.63%, 02/12/45 (Call 08/12/44)(a)(b)	330	327,525
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	680	576,463
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(a)(b)	1,285	1,076,645
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	895	744,941
4.30%, 05/01/24 (Call 04/01/24)	939	925,948
4.60%, 11/01/25 (Call 09/01/25)	1,405	1,374,272
4.85%, 11/01/28 (Call 08/01/28)	868	840,897
5.30%, 11/01/38 (Call 05/01/38)(a)	1,404	1,308,884
5.40%, 11/01/48 (Call 05/01/48)(a)	1,120	1,020,061
7.00%, 10/01/28	868	927,157
7.13%, 10/01/26	50	52,377
8.25%, 09/15/30	552	629,107
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	2,105	1,953,071
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	748	600,865
3.50%, 10/01/26 (Call 07/01/26)(a)	195	182,479
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	430	344,784
2.88%, 04/15/30 (Call 01/15/30)	1,183	1,022,877
3.00%, 02/01/51 (Call 08/01/50)	959	674,411
3.20%, 02/10/27 (Call 11/10/26)(a)	840	792,575
4.00%, 04/17/25 (Call 02/17/25)	1,514	1,474,170
4.15%, 02/15/43 (Call 08/15/42)(a)	50	42,892
4.20%, 04/17/28 (Call 01/17/28)(a)	1,575	1,511,094
4.55%, 04/17/38 (Call 10/17/37)	491	441,806
4.70%, 04/17/48 (Call 10/17/47)	240	219,431
5.24%, 11/18/25 (Call 11/18/23)	50	49,701
5.40%, 06/15/40(a)	500	497,407
Grupo Bimbo SAB de CV
3.88%, 06/27/24(b)	200	195,409
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	660	509,817
4.70%, 11/10/47 (Call 05/10/47)(b)	423	364,905
4.88%, 06/27/44(a)(b)	305	267,840
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	669	609,846
1.70%, 06/01/30 (Call 03/01/30)(a)	480	388,446
2.05%, 11/15/24 (Call 10/15/24)(a)	264	251,461
2.30%, 08/15/26 (Call 05/15/26)	947	872,703
2.45%, 11/15/29 (Call 08/15/29)	405	350,152
2.65%, 06/01/50 (Call 12/01/49)	362	242,676
3.13%, 11/15/49 (Call 05/15/49)(a)	494	365,600
3.20%, 08/21/25 (Call 05/21/25)(a)	315	301,234
3.38%, 08/15/46 (Call 02/15/46)	445	337,648
Hormel Foods Corp.
0.65%, 06/03/24 (Call 03/31/23)	1,087	1,026,299
1.70%, 06/03/28 (Call 04/03/28)	960	821,631

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
1.80%, 06/11/30 (Call 03/11/30)	$406	$329,458
3.05%, 06/03/51 (Call 12/03/50)	730	508,041
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	635	539,265
3.20%, 10/01/26 (Call 07/01/26)(a)	773	724,202
3.90%, 06/01/50 (Call 12/01/49)	494	365,288
6.63%, 04/15/37	384	387,560
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(b)	1,240	1,085,074
3.00%, 02/02/29 (Call 12/02/28)(b)	755	627,899
3.00%, 05/15/32 (Call 02/15/32)(b)	1,047	798,175
3.75%, 12/01/31 (Call 12/01/26)(b)	1,155	925,733
4.38%, 02/02/52 (Call 08/02/51)(a)(b)	995	706,575
5.13%, 02/01/28 (Call 01/01/28)(a)(b)	1,135	1,078,795
5.50%, 01/15/30 (Call 01/15/25)(b)	1,625	1,529,523
5.75%, 04/01/33 (Call 01/01/33)(a)(b)	1,810	1,688,223
6.50%, 12/01/52 (Call 06/01/52)(a)(b)	1,825	1,734,489
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	285	224,046
2.38%, 03/15/30 (Call 12/15/29)(a)	594	497,069
2.75%, 09/15/41 (Call 03/15/41)	349	242,091
3.38%, 12/15/27 (Call 09/15/27)	707	654,076
3.50%, 03/15/25	1,520	1,463,813
3.55%, 03/15/50 (Call 09/15/49)	580	417,550
4.25%, 03/15/35(a)	897	809,664
4.38%, 03/15/45(a)	323	272,535
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	362	294,777
3.25%, 04/01/26	975	920,527
3.40%, 11/15/27 (Call 08/15/27)	749	699,041
4.30%, 05/15/28 (Call 02/15/28)(a)	845	819,145
4.50%, 04/01/46(a)	678	581,393
5.25%, 03/01/33 (Call 12/01/32)	360	358,735
Series B, 7.45%, 04/01/31(a)	1,045	1,183,924
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	425	423,143
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,365	1,270,076
3.75%, 04/01/30 (Call 01/01/30)(a)	905	827,569
3.88%, 05/15/27 (Call 02/15/27)(a)	1,595	1,516,146
4.25%, 03/01/31 (Call 12/01/30)	300	281,034
4.38%, 06/01/46 (Call 12/01/45)	2,815	2,298,120
4.63%, 01/30/29 (Call 10/30/28)(a)	370	360,725
4.63%, 10/01/39 (Call 04/01/39)	410	360,519
4.88%, 10/01/49 (Call 04/01/49)	1,440	1,269,424
5.00%, 07/15/35 (Call 01/15/35)(a)	1,120	1,074,470
5.00%, 06/04/42	1,635	1,483,459
5.20%, 07/15/45 (Call 01/15/45)(a)	1,855	1,709,306
5.50%, 06/01/50 (Call 12/01/49)	815	781,524
6.50%, 02/09/40(a)	625	657,115
6.75%, 03/15/32	485	525,050
6.88%, 01/26/39	1,150	1,254,062
7.13%, 08/01/39(a)(b)	880	969,961
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	405	308,834
2.20%, 05/01/30 (Call 02/01/30)	715	578,754
2.65%, 10/15/26 (Call 07/15/26)(a)	817	753,184
3.50%, 02/01/26 (Call 11/01/25)	610	580,374
3.70%, 08/01/27 (Call 05/01/27)(a)	727	685,783
3.88%, 10/15/46 (Call 04/15/46)	585	444,693

Security	Par (000)	Value

Food (continued)
3.95%, 01/15/50 (Call 07/15/49)	$627	$487,626
4.45%, 02/01/47 (Call 08/01/46)	945	790,051
4.50%, 01/15/29 (Call 10/15/28)(a)	599	576,895
4.65%, 01/15/48 (Call 07/15/47)	540	462,138
5.00%, 04/15/42 (Call 10/15/41)	320	289,288
5.15%, 08/01/43 (Call 02/01/43)	171	156,600
5.40%, 07/15/40 (Call 01/15/40)(a)	548	521,464
5.40%, 01/15/49 (Call 07/15/48)(a)	586	556,226
6.90%, 04/15/38	732	795,190
7.50%, 04/01/31(a)	325	362,886
8.00%, 09/15/29	359	396,993
Series B, 7.70%, 06/01/29(a)	490	546,359
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	807	699,785
1.63%, 07/16/32 (Call 04/16/32)(b)	1,105	837,806
2.38%, 07/16/40 (Call 01/16/40)(a)(b)	736	507,246
2.45%, 07/16/50 (Call 01/16/50)(b)	570	351,890
2.70%, 04/01/25 (Call 03/01/25)(b)	559	530,871
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	740	666,590
3.60%, 04/01/34 (Call 01/01/34)(b)	946	822,529
3.88%, 04/01/39 (Call 10/01/38)(b)	655	555,194
3.95%, 04/01/44 (Call 10/01/43)(a)(b)	545	449,299
3.95%, 04/01/49 (Call 10/01/48)(b)	952	788,946
4.13%, 04/01/54 (Call 10/01/53)(b)	598	494,483
4.20%, 04/01/59 (Call 10/01/58)(b)	609	498,323
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)(a)	712	625,518
1.85%, 02/15/31 (Call 11/15/30)	657	509,369
2.50%, 04/15/30 (Call 01/15/30)(a)	772	644,126
3.15%, 08/15/24 (Call 06/15/24)(a)	863	833,775
3.25%, 11/15/25 (Call 08/15/25)	371	347,452
3.40%, 08/15/27 (Call 05/15/27)	1,024	950,931
4.20%, 08/15/47 (Call 02/15/47)(a)	545	444,759
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	582	540,694
1.25%, 09/24/26 (Call 08/24/26)(b)	845	733,296
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	596	567,684
4.25%, 09/15/25(b)	1,019	994,886
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,360	1,253,706
1.50%, 02/04/31 (Call 11/04/30)	390	299,454
1.88%, 10/15/32 (Call 07/15/32)	907	690,235
2.63%, 03/17/27 (Call 01/17/27)	680	621,259
2.63%, 09/04/50 (Call 03/04/50)	1,212	762,984
2.75%, 04/13/30 (Call 01/13/30)	592	508,871
3.00%, 03/17/32 (Call 12/17/31)	425	359,271
4.13%, 05/07/28 (Call 02/07/28)(a)	30	29,000
6.50%, 11/01/31	35	36,488
Nestle Holdings Inc.
0.61%, 09/14/24 (Call 09/14/23)(b)	200	186,609
0.63%, 01/15/26 (Call 12/15/25)(b)	770	682,110
1.00%, 09/15/27 (Call 07/15/27)(b)	1,335	1,134,675
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	748	652,690
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	1,630	1,282,230
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	265	223,654
1.88%, 09/14/31 (Call 06/14/31)(b)	955	773,749
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	637	443,206
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	635	418,812
3.50%, 09/24/25 (Call 07/24/25)(b)	925	892,385
3.63%, 09/24/28 (Call 06/24/28)(b)	1,464	1,388,328

74	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.90%, 09/24/38 (Call 03/24/38)(b)	$1,459	$1,289,743
4.00%, 09/12/25 (Call 08/12/25)(b)	350	341,510
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	1,944	1,665,160
4.13%, 10/01/27 (Call 09/01/27)(a)(b)	500	487,527
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	350	341,202
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	630	613,602
4.70%, 01/15/53 (Call 07/15/52)(b)	1,190	1,137,397
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	1,151	1,082,377
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)(b)	65	61,098
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	382	280,105
3.00%, 10/15/30 (Call 07/15/30)(a)(b)	775	603,400
4.25%, 02/01/27 (Call 11/01/26)(b)	1,276	1,175,365
5.20%, 04/01/29 (Call 01/01/29)(b)	401	366,412
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	770	643,013
2.45%, 12/14/31 (Call 09/14/31)	515	414,336
3.15%, 12/14/51 (Call 06/14/51)	810	532,810
3.25%, 07/15/27 (Call 04/15/27)(a)	1,046	966,224
3.30%, 07/15/26 (Call 04/15/26)	918	862,997
3.30%, 02/15/50 (Call 08/15/49)	625	428,591
3.75%, 10/01/25 (Call 07/01/25)	1,225	1,179,912
4.45%, 03/15/48 (Call 09/15/47)	400	330,268
4.50%, 04/01/46 (Call 10/01/45)	527	437,305
4.85%, 10/01/45 (Call 04/01/45)	430	377,119
5.38%, 09/21/35(a)	375	364,539
5.95%, 04/01/30 (Call 01/01/30)(a)	1,202	1,246,020
6.60%, 04/01/40 (Call 10/01/39)(a)	470	501,309
6.60%, 04/01/50 (Call 10/01/49)	1,401	1,537,373
Tesco PLC, 6.15%, 11/15/37(b)	685	663,587
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,197	1,119,691
3.95%, 08/15/24 (Call 05/15/24)	889	870,889
4.00%, 03/01/26 (Call 01/01/26)	1,082	1,043,929
4.35%, 03/01/29 (Call 12/01/28)	1,466	1,390,542
4.55%, 06/02/47 (Call 12/02/46)	946	791,280
4.88%, 08/15/34 (Call 02/15/34)(a)	511	486,364
5.10%, 09/28/48 (Call 03/28/48)	1,670	1,510,974
5.15%, 08/15/44 (Call 02/15/44)	664	603,446

		137,834,616

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)(a)	675	619,650
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	360	327,330
4.25%, 04/30/29 (Call 01/30/29)(b)	382	347,525
4.50%, 08/01/24 (Call 05/01/24)	440	431,774
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	320	266,699
5.50%, 11/02/47 (Call 05/02/47)(a)	586	497,953
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	490	418,950
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	415	405,662
5.50%, 01/17/27	692	684,907
Georgia-Pacific LLC
0.63%, 05/15/24(a)(b)	748	706,632
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	991	870,327
1.75%, 09/30/25 (Call 08/30/25)(b)	797	727,638
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	584	522,556
2.30%, 04/30/30 (Call 01/30/30)(b)	1,499	1,249,890

Security	Par (000)	Value

Forest Products & Paper (continued)
3.60%, 03/01/25 (Call 12/01/24)(b)	$1,350	$1,299,462
7.25%, 06/01/28(a)	838	907,716
7.75%, 11/15/29(a)	890	997,884
8.88%, 05/15/31(a)	212	258,465
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	930	784,498
4.40%, 08/15/47 (Call 02/15/47)	517	437,426
4.80%, 06/15/44 (Call 12/15/43)	515	458,589
5.00%, 09/15/35 (Call 03/15/35)(a)	480	454,149
5.15%, 05/15/46 (Call 11/15/45)(a)	185	168,972
6.00%, 11/15/41 (Call 05/15/41)(a)	1,181	1,196,092
7.30%, 11/15/39(a)	130	143,863
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	667	547,940
3.85%, 01/13/30 (Call 10/13/29)(a)(b)	525	467,747
4.38%, 04/04/27(b)	245	231,565
4.75%, 09/15/24 (Call 06/15/24)(b)	175	172,817
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	537	563,676
Stora Enso OYJ, 7.25%, 04/15/36(b)	350	357,777
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)(a)	340	284,325
3.13%, 01/15/32 (Call 10/15/31)(a)	1,045	823,216
3.75%, 01/15/31 (Call 10/15/30)	1,155	977,096
5.00%, 01/15/30 (Call 10/15/29)(a)	1,109	1,020,613
6.00%, 01/15/29 (Call 10/15/28)	1,932	1,895,775
7.00%, 03/16/47 (Call 09/16/46)(b)	1,082	1,081,675
UPM-Kymmene OYJ, 7.45%, 11/26/27(a)(b)	5	5,282

		23,614,113

Gas — 0.7%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(a)(b)	1,891	1,830,405
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	946	897,418
5.00%, 03/23/35 (Call 12/23/34)(b)	510	469,689
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)(a)	727	564,675
2.63%, 09/15/29 (Call 06/15/29)	480	414,453
2.85%, 02/15/52 (Call 08/15/51)	490	320,407
3.00%, 06/15/27 (Call 03/15/27)	650	604,271
3.38%, 09/15/49 (Call 03/15/49)	382	282,887
4.13%, 10/15/44 (Call 04/15/44)	754	630,687
4.13%, 03/15/49 (Call 09/15/48)	783	652,915
4.15%, 01/15/43 (Call 07/15/42)	635	535,437
4.30%, 10/01/48 (Call 04/01/48)	517	445,765
5.45%, 10/15/32 (Call 07/15/32)(a)	200	206,695
5.50%, 06/15/41 (Call 12/15/40)	269	266,421
5.75%, 10/15/52 (Call 04/15/52)	425	445,528
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	727	626,970
3.15%, 08/01/27 (Call 05/01/27)(b)	779	702,284
3.76%, 03/16/32 (Call 12/16/31)(b)	710	621,492
4.49%, 02/15/42(b)	610	508,418
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	910	844,686
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	675	604,616
4.27%, 03/15/48 (Call 09/15/47)(b)	811	627,160
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	372	293,961
4.50%, 03/10/46 (Call 09/10/45)(b)	475	375,452
4.63%, 08/05/27 (Call 07/05/27)(b)	610	583,313
4.87%, 08/05/32 (Call 05/05/32)(b)	350	328,973

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	$533	$419,184
4.00%, 04/01/28 (Call 01/01/28)	409	389,162
4.10%, 09/01/47 (Call 03/01/47)(a)	355	290,380
4.40%, 07/01/32 (Call 04/01/32)	555	522,216
5.25%, 03/01/28 (Call 02/01/28)	500	499,535
5.40%, 03/01/33 (Call 12/01/32)	500	505,805
5.85%, 01/15/41 (Call 07/15/40)(a)	287	291,415
6.63%, 11/01/37(a)	226	232,471
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)(b)	675	610,456
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(a)(b)	808	729,253
2.00%, 06/15/30 (Call 03/15/30)(b)	867	683,820
3.00%, 06/15/50 (Call 12/15/49)(a)(b)	722	464,062
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	517	503,174
Series A, 2.50%, 11/15/24 (Call 10/15/24)	788	751,822
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(b)	765	624,707
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(a)(b)	535	470,939
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	970	868,557
3.59%, 01/18/52 (Call 07/18/51)(b)	380	264,002
5.82%, 04/01/41(b)	1,030	996,622
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	805	705,488
6.25%, 01/20/42(a)(b)	60	68,580
Nakilat Inc., 6.07%, 12/31/33(b)	147	153,239
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	620	492,847
3.95%, 09/15/27 (Call 06/15/27)(a)	410	377,639
4.75%, 09/01/28 (Call 06/01/28)	455	425,931
5.20%, 07/15/25 (Call 04/15/25)(a)	610	601,994
5.50%, 01/15/26 (Call 12/15/25)	777	773,714
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,021	920,519
1.70%, 02/15/31 (Call 11/15/30)(a)	857	653,250
2.95%, 09/01/29 (Call 06/01/29)	703	606,754
3.49%, 05/15/27 (Call 02/15/27)	710	663,261
3.60%, 05/01/30 (Call 02/01/30)	953	850,712
3.95%, 03/30/48 (Call 09/30/47)	639	497,985
4.38%, 05/15/47 (Call 11/15/46)	1,460	1,220,298
4.80%, 02/15/44 (Call 08/15/43)	771	683,543
5.00%, 06/15/52 (Call 12/15/51)	575	525,312
5.25%, 02/15/43 (Call 08/15/42)(a)	456	433,859
5.65%, 02/01/45 (Call 08/01/44)(a)	760	745,588
5.80%, 02/01/42 (Call 08/01/41)(a)	420	405,599
5.95%, 06/15/41 (Call 12/15/40)	274	275,850
ONE Gas Inc.
1.10%, 03/11/24 (Call 03/16/23)	531	507,741
2.00%, 05/15/30 (Call 02/15/30)	403	329,003
4.25%, 09/01/32 (Call 06/01/32)(a)	180	170,078
4.50%, 11/01/48 (Call 05/01/48)	586	502,130
4.66%, 02/01/44 (Call 08/01/43)	617	550,201
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	1,107	1,095,936
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	465	378,539
3.35%, 06/01/50 (Call 12/01/49)	512	348,719
3.50%, 06/01/29 (Call 03/01/29)(a)	874	795,445

Security	Par (000)	Value

Gas (continued)
3.64%, 11/01/46 (Call 05/01/46)	$345	$245,452
4.10%, 09/18/34 (Call 03/18/34)	300	260,477
4.65%, 08/01/43 (Call 02/01/43)(a)	374	323,979
5.05%, 05/15/52 (Call 11/15/51)	290	265,479
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(b)	285	221,724
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(a)(b)	547	444,481
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	730	675,665
3.15%, 09/15/24 (Call 06/15/24)	85	82,111
3.20%, 06/15/25 (Call 03/15/25)	844	805,536
3.75%, 09/15/42 (Call 03/15/42)	789	613,949
4.45%, 03/15/44 (Call 09/15/43)	322	266,425
5.13%, 11/15/40	551	517,154
6.35%, 11/15/52 (Call 05/15/52)	815	891,913
Series KK, 5.75%, 11/15/35(a)	125	125,371
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	902	833,076
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	652	519,964
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	355	290,782
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	619	479,563
Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	910	770,446
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	466	438,178
3.88%, 11/15/25 (Call 08/15/25)(a)	952	914,034
3.95%, 10/01/46 (Call 04/01/46)	512	384,221
4.40%, 06/01/43 (Call 12/01/42)	705	579,404
4.40%, 05/30/47 (Call 11/30/46)	395	319,914
5.15%, 09/15/32 (Call 03/15/32)	625	610,159
5.88%, 03/15/41 (Call 09/15/40)	535	539,318
6.00%, 10/01/34	160	158,110
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	546	421,155
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)(a)	645	432,667
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)(a)	559	445,458
3.18%, 08/15/51 (Call 02/15/51)(a)	440	279,766
3.70%, 04/01/28 (Call 01/01/28)	198	183,190
3.80%, 09/29/46 (Call 03/29/46)(a)	125	88,849
4.05%, 03/15/32 (Call 12/15/31)	605	539,022
4.15%, 06/01/49 (Call 12/01/48)	356	273,321
5.80%, 12/01/27 (Call 11/01/27)	635	648,138
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	200	162,619
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	490	340,457
4.80%, 02/15/33 (Call 11/15/32)	125	121,565
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	515	385,269
Series K, 3.80%, 09/15/46 (Call 03/15/46)	791	606,497

		59,067,172

Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	394	310,909
4.63%, 06/15/28 (Call 03/15/28)	310	291,808
Regal Rexnord Corp.
6.05%, 02/15/26	360	357,113
6.05%, 04/15/28 (Call 03/15/28)	845	826,248
6.30%, 02/15/30 (Call 12/15/29)(b)	265	259,271
6.40%, 04/15/33 (Call 01/15/33)(b)	1,200	1,180,766
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	596	437,113
3.25%, 03/01/27 (Call 12/01/26)(a)	305	284,635

76	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
4.10%, 03/01/48 (Call 09/01/47)	$478	$412,105
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 03/31/23)(a)	204	192,410
2.30%, 03/15/30 (Call 12/15/29)(a)	931	757,122
2.75%, 11/15/50 (Call 05/15/50)	660	395,217
3.00%, 05/15/32 (Call 02/15/32)(a)	820	668,184
3.40%, 03/01/26 (Call 01/01/26)	1,260	1,192,643
4.00%, 03/15/60 (Call 03/15/25), (5 year CMT + 2.657%)(d)	821	707,086
4.25%, 11/15/28 (Call 08/15/28)(a)	832	784,878
4.85%, 11/15/48 (Call 05/15/48)(a)	610	527,260
5.20%, 09/01/40(a)	742	693,588

		10,278,356

Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	1,057	894,825
1.40%, 06/30/30 (Call 03/30/30)(a)	1,021	817,346
2.95%, 03/15/25 (Call 12/15/24)(a)	1,284	1,233,271
3.75%, 11/30/26 (Call 08/30/26)	1,925	1,860,594
3.88%, 09/15/25 (Call 06/15/25)	857	831,419
4.75%, 11/30/36 (Call 05/30/36)	1,435	1,426,802
4.75%, 04/15/43 (Call 10/15/42)	363	351,029
4.90%, 11/30/46 (Call 05/30/46)	2,883	2,834,367
5.30%, 05/27/40	1,111	1,143,158
6.00%, 04/01/39	1,036	1,143,977
6.15%, 11/30/37(a)	610	680,492
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	925	777,458
2.75%, 09/23/26 (Call 07/23/26)(a)(b)	815	747,011
3.00%, 09/23/29 (Call 06/23/29)(a)(b)	723	630,236
3.80%, 09/23/49 (Call 03/23/49)(b)	380	290,813
5.38%, 12/06/32 (Call 09/06/32)(b)	675	677,688
5.75%, 12/06/52 (Call 06/06/52)(a)(b)	680	690,765
Baxter International Inc.
1.32%, 11/29/24(a)	1,060	987,273
1.73%, 04/01/31 (Call 01/01/31)	1,231	916,838
1.92%, 02/01/27 (Call 01/01/27)(a)	2,121	1,849,548
2.27%, 12/01/28 (Call 10/01/28)	1,625	1,361,094
2.54%, 02/01/32 (Call 11/01/31)(a)	650	503,625
2.60%, 08/15/26 (Call 05/15/26)	649	590,709
3.13%, 12/01/51 (Call 06/01/51)(a)	955	581,720
3.50%, 08/15/46 (Call 02/15/46)	582	403,351
3.95%, 04/01/30 (Call 01/01/30)	751	674,679
4.50%, 06/15/43 (Call 12/15/42)(a)	265	212,069
6.25%, 12/01/37	231	231,046
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(a)	877	815,104
2.65%, 06/01/30 (Call 03/01/30)	1,377	1,177,522
3.45%, 03/01/24 (Call 02/01/24)(a)	355	348,420
3.75%, 03/01/26 (Call 01/01/26)(a)	335	322,185
4.00%, 03/01/29 (Call 12/01/28)	105	96,485
4.55%, 03/01/39 (Call 09/01/38)	380	343,637
4.70%, 03/01/49 (Call 09/01/48)(a)	315	285,916
6.75%, 11/15/35	585	643,698
7.38%, 01/15/40(a)	845	996,317
Covidien International Finance SA, 6.55%, 10/15/37	228	252,965
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	590	376,757
2.80%, 12/10/51 (Call 06/10/51)	1,165	770,244
3.35%, 09/15/25 (Call 06/15/25)	777	744,330

Security	Par (000)	Value

Health Care - Products (continued)
4.38%, 09/15/45 (Call 03/15/45)	$647	$569,602
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	899	765,867
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	851	809,752
2.60%, 11/15/29 (Call 08/15/29)	1,040	897,826
3.25%, 11/15/39 (Call 05/15/39)(a)	1,069	850,930
3.40%, 11/15/49 (Call 05/15/49)	864	653,116
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	699	669,715
GE Healthcare Holding LLC
5.55%, 11/15/24(b)	1,805	1,800,661
5.60%, 11/15/25 (Call 10/15/25)(b)	1,975	1,978,382
5.65%, 11/15/27 (Call 10/15/27)(b)	2,184	2,213,265
5.86%, 03/15/30 (Call 01/15/30)(b)	685	700,335
5.91%, 11/22/32 (Call 08/22/32)(b)	200	206,731
6.38%, 11/22/52 (Call 05/22/52)(b)	1,290	1,391,945
Koninklijke Philips NV
5.00%, 03/15/42	531	481,924
6.88%, 03/11/38	1,025	1,130,341
Medtronic Inc.
4.38%, 03/15/35	2,720	2,577,384
4.63%, 03/15/45	2,084	1,944,320
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	780	689,401
PerkinElmer Inc.
0.85%, 09/15/24 (Call 03/31/23)	682	634,570
1.90%, 09/15/28 (Call 07/15/28)	505	420,200
2.25%, 09/15/31 (Call 06/15/31)	340	263,665
2.55%, 03/15/31 (Call 12/15/30)	750	602,251
3.30%, 09/15/29 (Call 06/15/29)	980	846,895
3.63%, 03/15/51 (Call 09/15/50)	465	321,169
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,152	903,786
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	972	800,426
3.75%, 03/15/51 (Call 09/15/50)(a)	539	387,278
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	482	439,185
1.95%, 06/15/30 (Call 03/15/30)	1,408	1,144,397
2.90%, 06/15/50 (Call 12/15/49)	665	448,312
3.38%, 05/15/24 (Call 02/15/24)	624	609,002
3.38%, 11/01/25 (Call 08/01/25)	818	781,609
3.50%, 03/15/26 (Call 12/15/25)	1,399	1,337,359
3.65%, 03/07/28 (Call 12/07/27)(a)	759	714,047
4.10%, 04/01/43 (Call 10/01/42)	751	622,505
4.38%, 05/15/44 (Call 11/15/43)	388	331,839
4.63%, 03/15/46 (Call 09/15/45)	803	713,115
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 03/31/23)	1,395	1,307,258
1.75%, 10/15/28 (Call 08/15/28)(a)	902	760,839
2.00%, 10/15/31 (Call 07/15/31)	1,774	1,416,305
2.60%, 10/01/29 (Call 07/01/29)	1,088	941,802
2.80%, 10/15/41 (Call 04/15/41)	1,405	1,013,919
4.10%, 08/15/47 (Call 02/15/47)	933	818,573
4.80%, 11/21/27 (Call 10/21/27)	460	459,726
4.95%, 11/21/32 (Call 08/21/32)	500	498,078
5.30%, 02/01/44 (Call 08/01/43)	459	459,753
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 03/31/23)	942	877,964
2.60%, 11/24/31 (Call 08/24/31)	905	733,418
3.05%, 01/15/26 (Call 12/15/25)	987	928,194

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.55%, 04/01/25 (Call 01/01/25)	$971	$934,360
3.55%, 03/20/30 (Call 12/20/29)(a)	395	346,219
4.25%, 08/15/35 (Call 02/15/35)(a)	392	327,223
4.45%, 08/15/45 (Call 02/15/45)	545	440,289
5.75%, 11/30/39(a)	285	278,978

		77,712,788

Health Care - Services — 2.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	50	32,962
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	815	701,722
3.63%, 03/01/49 (Call 09/01/48)	420	305,085
5.43%, 03/01/32 (Call 12/01/31)(a)	275	271,948
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	232	170,980
3.83%, 08/15/28 (Call 05/15/28)	170	159,492
4.27%, 08/15/48 (Call 02/15/48)	377	331,002
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	54,209
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	625	428,886
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	750	726,636
3.88%, 08/15/47 (Call 02/15/47)	640	481,933
4.13%, 11/15/42 (Call 05/15/42)(a)	241	195,743
4.50%, 05/15/42 (Call 11/15/41)(a)	847	732,592
4.75%, 03/15/44 (Call 09/15/43)	415	363,147
6.63%, 06/15/36	1,030	1,106,943
6.75%, 12/15/37	1,115	1,193,931
AHS Hospital Corp.
5.02%, 07/01/45	425	417,498
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	845	549,399
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	155	100,316
4.81%, 11/15/45 (Call 05/15/45)(a)	190	177,095
Series 2019, 3.89%, 04/15/49	605	489,821
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)(a)	405	371,827
4.55%, 05/15/52 (Call 11/15/51)	1,005	870,632
Ascension Health
3.95%, 11/15/46	295	250,733
4.85%, 11/15/53	352	344,753
Series B, 2.53%, 11/15/29 (Call 08/15/29)	520	446,313
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,365	1,068,635
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	430	340,831
2.34%, 01/01/30 (Call 10/01/29)	870	734,407
2.91%, 01/01/42 (Call 07/01/41)	120	88,656
2.91%, 01/01/51 (Call 07/01/50)	535	360,585
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	329	235,271
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	640	545,311
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	105	64,033
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	484	364,141
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	300	243,647
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	450	371,608
4.19%, 11/15/45 (Call 05/15/45)	997	866,719
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)(a)	394	304,658
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)(a)	400	269,737

Security	Par (000)	Value

Health Care - Services (continued)
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	$445	$291,538
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	379	285,304
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	1,240	1,180,233
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	585	524,523
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	470	371,000
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	605	422,005
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	605	429,412
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	395	322,249
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,835	1,540,923
2.50%, 03/01/31 (Call 12/01/30)	2,110	1,644,471
2.63%, 08/01/31 (Call 05/01/31)	1,435	1,118,248
3.00%, 10/15/30 (Call 07/15/30)	2,230	1,821,754
3.38%, 02/15/30 (Call 02/15/25)	1,775	1,497,708
4.25%, 12/15/27 (Call 12/15/23)	910	840,886
4.63%, 12/15/29 (Call 12/15/24)	2,640	2,414,261
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	590	366,077
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	215	187,174
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)(a)	75	47,733
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44(a)	884	791,619
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	555	363,783
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	515	339,803
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)(a)	535	510,346
City of Hope
Series 2013, 5.62%, 11/15/43	285	283,673
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	590	497,756
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	365	328,526
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	472	427,722
2.76%, 10/01/24 (Call 07/01/24)	588	564,389
2.78%, 10/01/30 (Call 04/01/30)	53	44,393
3.35%, 10/01/29 (Call 04/01/29)	788	683,818
3.82%, 10/01/49 (Call 04/01/49)	482	364,029
3.91%, 10/01/50 (Call 04/01/50)(a)	620	472,144
4.19%, 10/01/49 (Call 04/01/49)	858	685,281
4.35%, 11/01/42	640	539,572
6.46%, 11/01/52 (Call 05/01/52)(a)	300	336,407
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	437	286,873
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	734	533,046
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	567	465,151
Dignity Health
3.81%, 11/01/24	340	330,982
4.50%, 11/01/42(a)	100	86,044
5.27%, 11/01/64	340	316,312
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	952	803,711

78	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	$806	$720,885
2.25%, 05/15/30 (Call 02/15/30)	1,549	1,276,994
2.38%, 01/15/25 (Call 12/15/24)	1,178	1,115,195
2.55%, 03/15/31 (Call 12/15/30)	1,061	878,679
2.88%, 09/15/29 (Call 06/15/29)	1,162	1,012,433
3.13%, 05/15/50 (Call 11/15/49)	944	652,269
3.35%, 12/01/24 (Call 10/01/24)	1,379	1,333,741
3.50%, 08/15/24 (Call 05/15/24)	835	812,377
3.60%, 03/15/51 (Call 09/15/50)(a)	1,280	952,430
3.65%, 12/01/27 (Call 09/01/27)	1,250	1,172,485
3.70%, 09/15/49 (Call 03/15/49)	1,223	921,700
4.10%, 03/01/28 (Call 12/01/27)	1,512	1,443,079
4.38%, 12/01/47 (Call 06/01/47)	773	657,445
4.55%, 03/01/48 (Call 09/01/47)	840	725,642
4.63%, 05/15/42	882	795,605
4.65%, 01/15/43	1,150	1,030,501
4.65%, 08/15/44 (Call 02/15/44)	830	731,592
4.75%, 02/15/33 (Call 11/15/32)	1,075	1,032,632
4.85%, 08/15/54 (Call 02/15/54)	205	170,804
5.10%, 01/15/44	964	908,920
5.13%, 02/15/53 (Call 08/15/52)	1,350	1,279,980
5.35%, 10/15/25 (Call 09/15/25)	600	600,580
5.50%, 10/15/32 (Call 07/15/32)	530	538,691
5.85%, 01/15/36(a)	295	302,460
5.95%, 12/15/34	800	834,438
6.10%, 10/15/52 (Call 04/15/52)	820	878,079
6.38%, 06/15/37	645	683,187
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(a)	162	125,208
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)(a)	265	254,823
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	460	452,899
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	1,015	868,458
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	841	612,980
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	920	682,946
3.75%, 06/15/29 (Call 03/15/29)(b)	659	554,831
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)(a)	428	364,329
4.50%, 07/01/57 (Call 01/01/57)	357	319,586
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	965	684,800
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	650	432,749
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	205	147,270
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	945	735,825
3.13%, 03/15/27 (Call 02/15/27)(b)	1,221	1,111,065
3.38%, 03/15/29 (Call 01/15/29)(b)	555	486,301
3.50%, 09/01/30 (Call 03/01/30)	2,075	1,784,095
3.50%, 07/15/51 (Call 01/15/51)	1,830	1,191,685
3.63%, 03/15/32 (Call 12/15/31)(b)	2,224	1,880,033
4.13%, 06/15/29 (Call 03/15/29)	2,341	2,130,929
4.38%, 03/15/42 (Call 09/15/41)(b)	575	460,777
4.50%, 02/15/27 (Call 08/15/26)	1,326	1,271,102
4.63%, 03/15/52 (Call 09/15/51)(b)	2,045	1,608,880
5.00%, 03/15/24	617	612,912
5.13%, 06/15/39 (Call 12/15/38)(a)	1,136	1,010,524
5.25%, 04/15/25	1,518	1,503,068
5.25%, 06/15/26 (Call 12/15/25)	1,625	1,599,561
5.25%, 06/15/49 (Call 12/15/48)	2,323	2,003,592

Security	Par (000)	Value

Health Care - Services (continued)
5.38%, 02/01/25	$2,302	$2,280,320
5.38%, 09/01/26 (Call 03/01/26)(a)	1,347	1,327,469
5.50%, 06/15/47 (Call 12/15/46)	1,611	1,448,803
5.63%, 09/01/28 (Call 03/01/28)	1,748	1,728,586
5.88%, 02/15/26 (Call 08/15/25)	1,725	1,723,648
5.88%, 02/01/29 (Call 08/01/28)	1,155	1,154,546
7.50%, 11/06/33	660	706,546
7.69%, 06/15/25(a)	590	613,266
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	1,085	992,833
2.20%, 06/01/30 (Call 03/01/30)(a)(b)	1,529	1,244,204
3.20%, 06/01/50 (Call 12/01/49)(b)	631	443,209
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	1,285	1,133,914
2.55%, 05/10/31 (Call 02/10/31)(b)	1,472	1,151,688
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	235	191,087
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,039	894,510
2.15%, 02/03/32 (Call 11/03/31)	592	457,044
3.13%, 08/15/29 (Call 05/15/29)	705	614,890
3.70%, 03/23/29 (Call 02/23/29)	1,095	993,438
3.85%, 10/01/24 (Call 07/01/24)	535	522,173
3.95%, 03/15/27 (Call 12/15/26)(a)	817	781,041
3.95%, 08/15/49 (Call 02/15/49)	418	327,681
4.50%, 04/01/25 (Call 03/01/25)(a)	743	730,185
4.63%, 12/01/42 (Call 06/01/42)	841	731,440
4.80%, 03/15/47 (Call 09/14/46)	436	383,023
4.88%, 04/01/30 (Call 01/01/30)	750	734,132
4.95%, 10/01/44 (Call 04/01/44)	534	478,744
5.75%, 03/01/28 (Call 02/01/28)	500	509,157
5.88%, 03/01/33 (Call 12/01/32)	475	488,644
8.15%, 06/15/38	515	607,374
Indiana University Health Inc. Obligated Group 3.97%, 11/01/48 (Call 05/01/48)	826	693,252
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	320	215,788
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	350	294,722
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	535	400,348
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	520	388,604
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(a)	765	640,020
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	985	924,034
4.15%, 05/01/47 (Call 11/01/46)	2,147	1,888,810
4.88%, 04/01/42	1,242	1,213,240
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	743	552,492
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	380	278,707
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	1,740	1,209,628
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)(a)	680	602,598
2.30%, 12/01/24 (Call 11/01/24)	535	506,460
2.70%, 06/01/31 (Call 03/01/31)(a)	634	528,904
2.95%, 12/01/29 (Call 09/01/29)	835	715,900
3.25%, 09/01/24 (Call 07/01/24)	421	407,233
3.60%, 02/01/25 (Call 11/01/24)	1,235	1,191,102
3.60%, 09/01/27 (Call 06/01/27)(a)	650	615,602
4.70%, 02/01/45 (Call 08/01/44)	1,112	949,621

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	$15	$12,095
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	545	387,599
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	920	646,605
Mayo Clinic
3.77%, 11/15/43	355	298,702
Series 2013, 4.00%, 11/15/47	30	25,891
Series 2016, 4.13%, 11/15/52(a)	290	246,894
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	573	388,541
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	368	321,314
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	255	185,563
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	710	534,291
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	388	334,061
5.00%, 07/01/42(a)	285	282,147
Series 2015, 4.20%, 07/01/55	312	266,710
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	200	137,508
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	235	223,899
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	659	426,764
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	565	399,524
Montefiore Obligated Group
4.29%, 09/01/50	329	198,346
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	486	359,926
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	285	219,076
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48(a)	425	345,502
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	615	484,985
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	630	434,124
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(a)	645	379,984
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)(a)	419	388,474
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	170	116,251
2.61%, 08/01/60 (Call 02/01/60)(a)	238	138,381
3.56%, 08/01/36	110	92,702
4.02%, 08/01/45	610	521,534
4.06%, 08/01/56(a)	149	124,873
4.76%, 08/01/2116	255	220,866
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	410	295,874
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	217	163,805
3.98%, 11/01/46 (Call 11/01/45)	655	511,145
4.26%, 11/01/47 (Call 11/01/46)(a)	831	686,914
6.15%, 11/01/43	470	490,114
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)	225	145,831
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	1,100	832,820
3.17%, 11/01/51 (Call 05/01/51)	910	641,432
3.32%, 11/01/61 (Call 05/01/61)	363	252,331
4.37%, 11/01/43	175	150,985
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(a)	715	456,837

Security	Par (000)	Value

Health Care - Services (continued)
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	$525	$542,917
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	555	401,678
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	600	486,456
2.83%, 11/15/41 (Call 05/15/41)	755	554,371
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	48	34,870
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	360	259,075
4.09%, 10/01/48 (Call 04/01/48)	387	315,514
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	545	497,769
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	751	672,055
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	625	427,646
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	680	535,019
2.86%, 01/01/52 (Call 07/01/51)	555	362,290
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	485	334,506
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	587	516,244
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	430	413,134
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	720	612,594
Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	621	572,243
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	523	310,997
Series A, 3.93%, 10/01/48 (Call 04/01/48)	652	527,331
Series I, 3.74%, 10/01/47	453	353,884
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)(a)	145	137,555
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	562	471,431
2.95%, 06/30/30 (Call 03/30/30)(a)	1,098	947,588
3.45%, 06/01/26 (Call 03/01/26)	840	793,933
3.50%, 03/30/25 (Call 12/30/24)	596	573,735
4.20%, 06/30/29 (Call 03/30/29)(a)	570	536,024
4.25%, 04/01/24 (Call 01/01/24)	361	355,769
4.70%, 03/30/45 (Call 09/30/44)	431	366,297
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	80	55,332
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	1,290	1,146,952
1.88%, 03/08/24(a)(b)	500	482,877
1.93%, 12/13/28 (Call 10/13/28)(b)	1,780	1,525,058
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	2,100	1,702,712
2.13%, 03/10/25 (Call 02/10/25)(b)	585	551,179
2.31%, 03/10/27 (Call 02/10/27)(b)	645	585,527
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	490	449,538
2.61%, 12/13/51 (Call 06/13/51)(b)	2,090	1,373,288
2.63%, 05/15/26 (Call 02/15/26)(b)	955	889,108
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	722	685,559
3.35%, 09/30/24 (Call 06/30/24)(b)	390	379,297
3.63%, 09/17/28 (Call 06/17/28)(b)	1,040	984,415
4.00%, 11/28/44 (Call 05/28/44)(b)	350	297,141
7.00%, 03/01/39(b)	1,035	1,231,485
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)(a)	520	477,379
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	470	358,709

80	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.95%, 07/01/46 (Call 07/01/45)	$435	$358,358
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	220	143,610
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	60	40,738
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)(a)	50	31,090
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	305	280,342
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	878	829,243
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)(a)	325	227,363
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	792	646,136
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	270	242,275
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	300	212,338
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	302	278,654
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	420	346,572
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)(a)	65	58,757
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)(a)	335	276,905
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	333	249,571
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	360	257,516
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	345	203,908
4.33%, 11/15/55	330	288,834
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	394	382,181
Trinity Health Corp.
4.13%, 12/01/45	660	571,711
Series 2019, 3.43%, 12/01/48	310	242,053
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	515	366,122
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)(a)	310	301,635
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	475	453,095
0.55%, 05/15/24 (Call 03/13/23)	425	401,374
1.15%, 05/15/26 (Call 04/15/26)	980	868,853
1.25%, 01/15/26(a)	881	795,852
2.00%, 05/15/30	1,326	1,087,282
2.30%, 05/15/31 (Call 02/15/31)	970	799,550
2.38%, 08/15/24	959	920,604
2.75%, 05/15/40 (Call 11/15/39)	1,140	830,115
2.88%, 08/15/29	1,035	910,597
2.90%, 05/15/50 (Call 11/15/49)	1,275	863,613
2.95%, 10/15/27(a)	1,076	987,787
3.05%, 05/15/41 (Call 11/15/40)	1,445	1,085,796
3.10%, 03/15/26	1,500	1,421,546
3.13%, 05/15/60 (Call 11/15/59)	1,005	681,232
3.25%, 05/15/51 (Call 11/15/50)(a)	1,900	1,360,731
3.38%, 04/15/27	950	895,414
3.45%, 01/15/27	1,047	992,415
3.50%, 08/15/39 (Call 02/15/39)	1,372	1,120,461
3.70%, 12/15/25(a)	527	509,286
3.70%, 08/15/49 (Call 02/15/49)	1,392	1,091,088
3.75%, 07/15/25	1,566	1,519,333
3.75%, 10/15/47 (Call 04/15/47)	834	666,383
3.85%, 06/15/28	1,335	1,266,345
3.88%, 12/15/28	886	837,149
3.88%, 08/15/59 (Call 02/15/59)	1,237	964,270
3.95%, 10/15/42 (Call 04/15/42)	553	473,201
4.00%, 05/15/29 (Call 03/15/29)(a)	1,317	1,248,664
4.20%, 05/15/32 (Call 02/15/32)	1,240	1,167,401

Security	Par (000)	Value

Health Care - Services (continued)
4.20%, 01/15/47 (Call 07/15/46)	$820	$708,487
4.25%, 03/15/43 (Call 09/15/42)	488	429,290
4.25%, 04/15/47 (Call 10/15/46)	591	512,011
4.25%, 06/15/48 (Call 12/15/47)	1,212	1,048,898
4.38%, 03/15/42 (Call 09/15/41)	1,171	1,045,213
4.45%, 12/15/48 (Call 06/15/48)	1,158	1,028,797
4.63%, 07/15/35	455	435,896
4.63%, 11/15/41 (Call 05/15/41)	1,101	1,018,479
4.75%, 07/15/45	1,990	1,869,740
4.75%, 05/15/52 (Call 11/15/51)	2,130	1,955,791
4.95%, 05/15/62 (Call 11/15/61)	1,450	1,364,722
5.00%, 10/15/24	520	519,505
5.15%, 10/15/25(a)	275	275,511
5.25%, 02/15/28 (Call 01/15/28)	615	623,364
5.30%, 02/15/30 (Call 12/15/29)	795	806,706
5.35%, 02/15/33 (Call 11/15/32)	2,145	2,194,280
5.70%, 10/15/40 (Call 04/15/40)(a)	700	732,035
5.80%, 03/15/36	1,474	1,543,018
5.88%, 02/15/53 (Call 08/15/52)	2,240	2,416,314
5.95%, 02/15/41 (Call 08/15/40)	735	779,734
6.05%, 02/15/63 (Call 08/15/62)	1,275	1,395,426
6.50%, 06/15/37(a)	1,223	1,356,163
6.63%, 11/15/37	894	1,007,170
6.88%, 02/15/38	1,023	1,184,821
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	995	863,955
2.65%, 10/15/30 (Call 07/15/30)(a)	1,140	928,383
2.65%, 01/15/32 (Call 10/15/31)	542	420,826
UPMC
Series 2021, 1.80%, 04/15/26 (Call 01/15/26)	50	44,511
Series D-1, 3.60%, 04/03/25	565	542,662
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	10	7,056
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	176	115,828
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)(a)	847	777,480
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(a)	288	185,340
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	165	101,306

		233,613,195

Holding Companies - Diversified — 0.6%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(b)	275	273,467
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,525	1,313,856
2.88%, 06/15/27 (Call 05/15/27)(a)	710	617,796
2.88%, 06/15/28 (Call 04/15/28)	1,378	1,131,875
3.20%, 11/15/31 (Call 08/15/31)	1,045	797,226
3.25%, 07/15/25 (Call 06/15/25)(a)	1,272	1,183,191
3.88%, 01/15/26 (Call 12/15/25)	1,331	1,234,827
4.20%, 06/10/24 (Call 05/10/24)	847	828,816
4.25%, 03/01/25 (Call 01/01/25)	809	776,412
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	964	829,134
2.95%, 03/10/26 (Call 02/10/26)	634	564,380
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	375	331,306
Blackstone Private Credit Fund
1.75%, 09/15/24	455	423,963
2.35%, 11/22/24	330	307,711
2.63%, 12/15/26 (Call 11/15/26)	1,315	1,116,906
2.70%, 01/15/25 (Call 11/15/24)	920	857,367

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.25%, 03/15/27 (Call 02/15/27)	$1,113	$958,409
4.00%, 01/15/29 (Call 11/15/28)	952	807,669
4.70%, 03/24/25(a)	700	675,141
7.05%, 09/29/25(a)(b)	1,005	1,008,594
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	668	562,416
2.75%, 09/16/26 (Call 08/16/26)	1,065	927,445
2.85%, 09/30/28 (Call 07/30/28)(a)	865	698,508
3.63%, 01/15/26 (Call 12/15/25)(a)	1,210	1,109,303
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	363	336,459
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,948	1,687,086
3.38%, 09/06/49 (Call 03/06/49)(b)	1,040	781,667
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(a)(b)	500	488,865
3.63%, 04/11/29 (Call 01/11/29)(a)(b)	314	288,529
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	574	513,252
FS KKR Capital Corp.
1.65%, 10/12/24	670	620,241
2.63%, 01/15/27 (Call 12/15/26)	285	241,436
3.13%, 10/12/28 (Call 08/12/28)(a)	550	452,316
3.25%, 07/15/27 (Call 06/15/27)	917	784,889
3.40%, 01/15/26 (Call 12/15/25)	1,254	1,132,262
4.13%, 02/01/25 (Call 01/01/25)(a)	906	864,617
4.25%, 02/14/25 (Call 01/14/25)(a)(b)	310	292,140
4.63%, 07/15/24 (Call 06/15/24)	330	321,268
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(a)(b)	700	613,970
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	376	346,325
3.75%, 02/10/25 (Call 01/10/25)(a)	618	593,639
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	870	725,962
2.50%, 08/24/26 (Call 07/24/26)	631	545,926
3.38%, 04/15/24 (Call 03/15/24)	635	614,144
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	140	165,669
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	1,650	1,601,014
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	732	561,409
3.75%, 05/28/51 (Call 11/28/50)(b)	595	378,772
4.50%, 04/08/52 (Call 10/08/51)(b)	640	467,333
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	785	686,909
5.20%, 05/01/24	580	572,609
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	440	414,075
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	695	603,367
3.50%, 02/25/25 (Call 01/25/25)	460	440,026
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	820	697,600
2.88%, 06/11/28 (Call 04/11/28)	1,065	853,613
3.40%, 07/15/26 (Call 06/15/26)	1,308	1,163,866
3.75%, 07/22/25 (Call 06/22/25)	576	538,633
4.00%, 03/30/25 (Call 02/28/25)	481	456,298
4.25%, 01/15/26 (Call 12/15/25)	852	794,296
5.25%, 04/15/24 (Call 03/15/24)	430	425,209

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(a)(b)	$810	$772,720
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	760	632,528
Owl Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	545	471,755
4.70%, 02/08/27 (Call 01/08/27)	670	611,746
5.50%, 03/21/25(a)	704	682,701
7.75%, 09/16/27 (Call 08/16/27)(b)	235	234,541
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	482	395,961
3.75%, 06/17/26 (Call 05/17/26)(b)	521	452,965
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	850	775,308
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	560	483,347
3.44%, 10/15/28 (Call 08/15/28)	539	429,737
3.71%, 01/22/26 (Call 12/22/25)(a)	773	696,114
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	785	507,630
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(a)	100	87,705
3.88%, 11/01/24 (Call 10/01/24)	320	308,168

		49,944,335

Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,007	868,195
1.40%, 10/15/27 (Call 08/15/27)(a)	872	729,849
2.50%, 10/15/24 (Call 09/15/24)	509	485,216
2.60%, 10/15/25 (Call 09/15/25)	798	740,253
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	487	480,516
4.75%, 05/30/25 (Call 02/28/25)	594	580,763
4.75%, 11/29/27 (Call 05/29/27)	1,397	1,337,688
5.00%, 06/15/27 (Call 12/15/26)	549	537,140
5.25%, 06/01/26 (Call 12/01/25)	580	573,596
5.88%, 11/15/24 (Call 05/15/24)	715	717,300
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	590	434,762
3.85%, 01/15/30 (Call 07/15/29)	405	337,212
3.97%, 08/06/61 (Call 02/06/61)	247	142,185
6.00%, 01/15/43 (Call 10/15/42)	550	464,985
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)(a)	1,083	924,523
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	742	729,927
5.50%, 03/01/26 (Call 12/01/25)	484	481,596
6.00%, 02/15/35	329	321,696
6.38%, 05/15/33(a)	755	763,685
7.88%, 06/15/32(a)	378	422,004
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	645	558,125
4.35%, 02/15/28 (Call 11/15/27)	535	492,730
4.88%, 11/15/25 (Call 08/15/25)(a)	515	508,017
4.88%, 03/15/27 (Call 12/15/26)(a)	620	594,971

		14,226,934

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	612	592,149
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	695	639,174
3.50%, 11/15/51 (Call 05/15/51)(a)	680	481,619

82	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
3.80%, 11/15/24 (Call 08/15/24)(a)	$340	$329,869
4.40%, 03/15/29 (Call 12/15/28)	583	546,618
Panasonic Holdings Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	990	947,800
3.11%, 07/19/29 (Call 04/19/29)(a)(b)	595	523,638
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	700	556,693
3.70%, 05/01/25	525	505,603
4.00%, 03/01/24(a)	319	314,317
4.50%, 06/01/46 (Call 12/01/45)(a)	430	338,022
4.60%, 05/15/50 (Call 11/15/49)(a)	638	518,423
4.70%, 05/14/32 (Call 02/14/32)(a)	280	262,524
4.75%, 02/26/29 (Call 11/26/28)(a)	736	703,927
5.15%, 03/01/43(a)	365	321,000
5.50%, 03/01/33 (Call 12/01/32)	450	443,855

		8,025,231

Household Products & Wares — 0.3%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 03/31/23)	447	419,077
2.25%, 02/15/32 (Call 11/15/31)(a)	635	487,208
2.65%, 04/30/30 (Call 01/30/30)	537	445,709
4.88%, 12/06/28 (Call 09/06/28)(a)	629	615,166
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	275	221,547
3.15%, 08/01/27 (Call 05/01/27)(a)	682	635,460
3.95%, 08/01/47 (Call 02/01/47)	445	358,390
5.00%, 06/15/52 (Call 12/15/51)	575	548,005
5.60%, 11/15/32 (Call 08/15/32)(a)	905	937,634
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	616	492,261
3.10%, 10/01/27 (Call 07/01/27)	733	678,818
3.90%, 05/15/28 (Call 02/15/28)(a)	435	412,540
4.40%, 05/01/29 (Call 03/01/29)	150	143,838
4.60%, 05/01/32 (Call 02/01/32)(a)	770	736,946
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,048	889,714
2.00%, 11/02/31 (Call 08/02/31)(a)	545	439,733
2.65%, 03/01/25	518	493,236
2.75%, 02/15/26	540	509,819
2.88%, 02/07/50 (Call 08/07/49)(a)	361	253,380
3.05%, 08/15/25	458	436,520
3.10%, 03/26/30 (Call 12/26/29)	1,174	1,053,126
3.20%, 04/25/29 (Call 01/25/29)	823	749,245
3.20%, 07/30/46 (Call 01/30/46)	455	337,962
3.70%, 06/01/43	360	278,165
3.90%, 05/04/47 (Call 11/04/46)	272	226,345
3.95%, 11/01/28 (Call 08/01/28)	539	516,678
4.50%, 02/16/33 (Call 11/16/32)	500	489,420
5.30%, 03/01/41(a)	495	501,268
6.63%, 08/01/37(a)	841	976,819
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/31 (Call 04/01/31)(a)(b)	395	318,300
3.25%, 03/12/25(b)	390	371,475
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	1,554	1,498,872
3.00%, 06/26/27 (Call 03/26/27)(b)	2,652	2,446,398
SC Johnson & Son Inc.
3.35%, 09/30/24 (Call 06/30/24)(b)	275	264,126
4.00%, 05/15/43 (Call 02/15/43)(b)	395	321,191
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	210	173,634

Security	Par (000)	Value

Household Products & Wares (continued)
4.75%, 10/15/46 (Call 04/15/46)(b)	$1,315	$1,186,281
4.80%, 09/01/40(a)(b)	565	517,607

		22,381,913

Insurance — 4.6%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(d)	597	565,343
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	315	280,183
2.88%, 10/15/26 (Call 07/15/26)(a)	697	646,169
3.60%, 04/01/30 (Call 01/01/30)(a)	1,463	1,345,546
4.00%, 10/15/46 (Call 04/15/46)(a)	395	316,401
4.75%, 01/15/49 (Call 07/15/48)(a)	447	409,832
6.45%, 08/15/40	430	451,165
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	490	469,667
3.20%, 09/16/40 (Call 03/16/40)(a)(b)	1,820	1,369,628
3.38%, 04/07/30 (Call 01/07/30)(b)	1,160	1,045,819
3.60%, 04/09/29 (Call 01/09/29)(b)	1,130	1,042,274
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	585	552,308
4.50%, 03/16/46 (Call 09/16/45)(b)	940	834,803
4.88%, 03/11/44(b)	60	56,558
5.63%, 10/25/27 (Call 09/25/27)(b)	1,050	1,074,741
AIG Global Funding
0.65%, 06/17/24(b)	589	553,891
0.90%, 09/22/25(a)(b)	1,147	1,027,299
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	806	866,772
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	460	329,278
3.63%, 05/15/30 (Call 02/15/30)	720	667,233
4.90%, 09/15/44 (Call 03/15/44)(a)	282	263,892
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	729	696,414
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	770	682,960
1.45%, 12/15/30 (Call 09/15/30)(a)	1,086	832,717
3.28%, 12/15/26 (Call 09/15/26)	727	686,553
3.85%, 08/10/49 (Call 02/10/49)	647	516,406
4.20%, 12/15/46 (Call 06/15/46)	692	577,475
4.50%, 06/15/43	394	350,706
5.35%, 06/01/33(a)	265	268,002
5.55%, 05/09/35	826	852,758
5.95%, 04/01/36(a)	280	296,448
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)(d)	630	608,301
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	837	821,324
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	640	528,646
5.25%, 04/02/30 (Call 01/02/30)(a)	487	485,031
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	901	848,090
3.40%, 06/30/30 (Call 03/30/30)	105	93,043
3.88%, 01/15/35 (Call 07/15/34)(a)	520	455,480
3.90%, 04/01/26 (Call 01/01/26)	855	819,966
4.20%, 04/01/28 (Call 01/01/28)	295	279,552
4.38%, 06/30/50 (Call 12/30/49)	1,303	1,098,731
4.50%, 07/16/44 (Call 01/16/44)(a)	250	216,756
4.75%, 04/01/48 (Call 10/01/47)	1,166	1,038,951
4.80%, 07/10/45 (Call 01/10/45)	926	826,751
6.25%, 05/01/36(a)	565	594,183

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(d)	$795	$767,175
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	583	445,027
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	635	487,301
3.83%, 03/11/51 (Call 09/11/50)(b)	551	366,378
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,368	1,167,755
3.75%, 05/02/29 (Call 02/02/29)	493	451,303
4.50%, 12/15/28 (Call 09/15/28)(a)	912	881,304
6.25%, 09/30/40	860	892,365
8.21%, 01/01/27	234	246,437
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	375	294,644
2.60%, 12/02/31 (Call 09/02/31)	405	330,065
2.85%, 05/28/27 (Call 04/28/27)	795	722,622
2.90%, 08/23/51 (Call 02/23/51)	460	298,301
3.90%, 02/28/52 (Call 08/28/51)	1,040	800,263
5.00%, 09/12/32 (Call 06/12/32)	435	425,246
5.35%, 02/28/33 (Call 11/28/32)	240	239,910
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/01/24)(a)	613	598,218
3.88%, 12/15/25 (Call 09/15/25)	942	907,443
4.25%, 12/12/42(a)	265	208,904
4.45%, 05/24/43 (Call 02/24/43)	201	159,781
4.60%, 06/14/44 (Call 03/14/44)	625	545,320
4.75%, 05/15/45 (Call 11/15/44)	545	482,711
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,252	1,207,858
5.03%, 12/15/46 (Call 06/15/46)	739	657,363
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	747	537,164
7.35%, 05/01/34(a)	100	113,071
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	437	397,249
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)(a)	768	607,801
3.05%, 03/09/52 (Call 09/09/51)	375	242,223
3.50%, 05/20/51 (Call 11/20/50)	1,170	830,065
5.50%, 03/02/33 (Call 12/02/32)	95	94,912
5.75%, 03/02/53 (Call 09/02/52)	172	170,973
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	90	73,485
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	495	370,775
3.70%, 02/22/30 (Call 11/22/29)	441	379,454
4.90%, 03/27/28 (Call 12/27/27)	620	597,597
6.75%, 02/15/34(a)	320	331,623
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)(a)	1,005	854,671
3.60%, 09/15/51 (Call 03/15/51)	747	514,334
5.00%, 07/01/24(a)	447	445,076
Athene Global Funding
0.91%, 08/19/24(b)	522	482,614
1.00%, 04/16/24(b)	569	535,113
1.45%, 01/08/26(a)(b)	827	726,826
1.61%, 06/29/26(b)	845	727,428
1.72%, 01/07/25(a)(b)	780	722,827
1.73%, 10/02/26(b)	900	774,977
1.99%, 08/19/28(b)	885	723,092
2.50%, 01/14/25(b)	803	750,096
2.50%, 03/24/28(a)(b)	742	630,555

Security	Par (000)	Value

Insurance (continued)
2.55%, 06/29/25(b)	$646	$592,981
2.55%, 11/19/30(b)	455	358,495
2.65%, 10/04/31(b)	570	443,448
2.67%, 06/07/31(b)	506	400,610
2.72%, 01/07/29(a)(b)	550	462,355
2.75%, 06/25/24(b)	708	674,390
2.95%, 11/12/26(a)(b)	325	291,075
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	612	389,191
3.50%, 01/15/31 (Call 10/15/30)	565	474,324
3.95%, 05/25/51 (Call 11/25/50)	640	447,134
4.13%, 01/12/28 (Call 10/12/27)	1,255	1,173,446
6.15%, 04/03/30 (Call 01/03/30)	455	459,339
6.65%, 02/01/33 (Call 11/01/32)	670	688,284
AXA SA, 8.60%, 12/15/30(a)	185	228,950
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	598	544,991
4.90%, 01/15/40 (Call 01/15/30), (5 year CMT + 3.186%)(d)	457	387,198
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)(a)	505	480,468
5.15%, 04/01/45	365	311,045
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	548	422,439
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,037	822,900
1.85%, 03/12/30 (Call 12/12/29)	558	463,272
2.30%, 03/15/27 (Call 02/15/27)(a)	1,020	942,798
2.50%, 01/15/51 (Call 07/15/50)	945	593,651
2.85%, 10/15/50 (Call 04/15/50)	2,185	1,475,261
2.88%, 03/15/32 (Call 12/15/31)	1,302	1,121,209
3.85%, 03/15/52 (Call 09/15/51)	3,050	2,462,377
4.20%, 08/15/48 (Call 02/15/48)	2,253	1,991,141
4.25%, 01/15/49 (Call 07/15/48)	1,874	1,665,722
4.30%, 05/15/43	655	591,102
4.40%, 05/15/42(a)	776	715,446
5.75%, 01/15/40	995	1,067,067
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)(a)	2,102	2,007,822
4.50%, 02/11/43	1,320	1,222,746
Brighthouse Financial Global Funding
1.00%, 04/12/24(b)	505	476,745
1.55%, 05/24/26(a)(b)	667	586,292
1.75%, 01/13/25(b)	880	810,826
2.00%, 06/28/28(a)(b)	638	524,478
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	785	733,788
3.85%, 12/22/51 (Call 06/22/51)	520	342,885
4.70%, 06/22/47 (Call 12/22/46)	769	598,125
5.63%, 05/15/30 (Call 02/15/30)(a)	1,114	1,093,319
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	1,368	1,052,787
4.20%, 09/15/24 (Call 06/15/24)	811	793,790
4.20%, 03/17/32 (Call 12/17/31)(a)	415	362,962
4.50%, 03/15/29 (Call 12/15/28)	760	699,266
4.95%, 03/17/52 (Call 09/17/51)	740	622,987
Chubb Corp. (The)
6.00%, 05/11/37(a)	535	574,129
Series 1, 6.50%, 05/15/38	855	962,743
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	780	606,328

84	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.85%, 12/15/51 (Call 06/15/51)	$510	$347,469
3.05%, 12/15/61 (Call 06/15/61)	1,150	752,135
3.15%, 03/15/25	1,287	1,236,500
3.35%, 05/15/24	601	587,160
3.35%, 05/03/26 (Call 02/03/26)	1,180	1,123,787
4.15%, 03/13/43(a)	835	723,760
4.35%, 11/03/45 (Call 05/03/45)	1,252	1,119,104
6.70%, 05/15/36	180	199,160
Cincinnati Financial Corp.
6.13%, 11/01/34(a)	495	519,905
6.92%, 05/15/28(a)	515	562,559
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)(a)	785	621,016
3.45%, 08/15/27 (Call 05/10/27)	663	613,361
3.90%, 05/01/29 (Call 02/01/29)(a)	629	577,355
3.95%, 05/15/24 (Call 02/15/24)	654	642,550
4.50%, 03/01/26 (Call 12/01/25)(a)	667	652,740
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	781	770,096
5.25%, 05/30/29 (Call 02/28/29)(a)	621	588,440
CNO Global Funding
1.65%, 01/06/25(b)	1,244	1,150,626
1.75%, 10/07/26(a)(b)	685	602,609
2.65%, 01/06/29(a)(b)	825	704,854
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(b)	1,320	1,262,579
3.65%, 04/05/27 (Call 03/05/27)(b)	1,180	1,100,995
3.85%, 04/05/29 (Call 02/05/29)(b)	1,100	993,634
3.90%, 04/05/32 (Call 01/05/32)(b)	1,605	1,404,394
4.35%, 04/05/42 (Call 10/05/41)(b)	690	568,736
4.40%, 04/05/52 (Call 10/05/51)(b)	1,598	1,273,859
6.88%, 12/15/52 (Call 09/15/27), (5 year CMT + 3.846%)(b)(d)	260	257,043
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26), (3 mo. LIBOR US + 3.660%)(b)(d)(e)	440	410,044
5.10%, (Call 10/28/24), (3 mo. LIBOR US + 3.680%)(a)(b)(d)(e)	790	771,878
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	285	232,810
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(a)(b)	768	644,141
1.78%, 03/17/31 (Call 12/17/30)(a)(b)	917	712,961
3.08%, 09/17/51 (Call 03/17/51)(a)(b)	605	392,162
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	708	537,675
4.95%, 06/01/29 (Call 03/01/29)(a)	600	551,691
Equitable Financial Life Global Funding
0.80%, 08/12/24(b)	524	491,160
1.00%, 01/09/26(b)	450	396,379
1.10%, 11/12/24(b)	687	639,540
1.30%, 07/12/26(b)	887	772,623
1.40%, 07/07/25(b)	1,003	909,715
1.40%, 08/27/27(b)	602	504,529
1.70%, 11/12/26(a)(b)	715	623,055
1.75%, 11/15/30(a)(b)	552	428,156
1.80%, 03/08/28(b)	780	654,939
5.45%, 03/03/28	750	749,122
5.50%, 12/02/25(b)	510	507,266

Security	Par (000)	Value

Insurance (continued)
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	$1,726	$1,639,444
5.00%, 04/20/48 (Call 10/20/47)	1,651	1,459,062
5.59%, 01/11/33 (Call 10/11/32)	655	649,389
7.00%, 04/01/28	645	695,773
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	1,025	664,824
3.50%, 10/15/50 (Call 04/15/50)	950	669,376
4.87%, 06/01/44(a)	325	290,117
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)	560	560,142
F&G Global Funding
0.90%, 09/20/24(b)	801	737,682
1.75%, 06/30/26(a)(b)	672	595,282
2.00%, 09/20/28(b)	735	612,769
2.30%, 04/11/27(b)	630	552,229
5.15%, 07/07/25(b)	580	562,530
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	610	500,065
4.63%, 04/29/30 (Call 01/29/30)(a)	827	759,849
4.85%, 04/17/28 (Call 01/17/28)	974	933,635
5.63%, 08/16/32 (Call 05/16/32)(b)	110	104,568
Fairfax U.S. Inc., 4.88%, 08/13/24(a)(b)	488	478,041
Farmers Exchange Capital, 7.05%, 07/15/28(b)	425	431,947
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(b)(d)	315	309,140
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(a)(b)(d)	245	224,428
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 1.374%)(b)(d)	961	753,124
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	931	923,921
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	767	602,542
3.20%, 09/17/51 (Call 03/17/51)	595	357,980
3.40%, 06/15/30 (Call 03/15/30)	805	692,606
4.50%, 08/15/28 (Call 05/15/28)(a)	382	362,637
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	895	668,182
4.00%, 05/15/30 (Call 02/15/30)(a)	790	702,226
4.60%, 11/15/24	620	611,106
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	1,785	1,507,607
GA Global Funding Trust
0.80%, 09/13/24(b)	618	568,968
1.00%, 04/08/24(b)	535	504,754
1.63%, 01/15/26(b)	976	868,463
1.95%, 09/15/28(b)	677	564,509
2.25%, 01/06/27(b)	515	456,577
2.90%, 01/06/32(b)	615	486,192
3.85%, 04/11/25(b)	630	601,405
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	850	662,553
4.40%, 10/15/29 (Call 07/15/29)(b)	733	631,690
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	917	733,395
4.55%, 09/15/28 (Call 06/15/28)	790	776,062
4.80%, 06/15/32 (Call 03/15/32)	155	148,224
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	645	604,520
4.58%, 05/17/48 (Call 11/17/47)(b)	366	309,837

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	$1,025	$825,693
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	665	591,096
Guardian Life Global Funding
0.88%, 12/10/25(b)	588	518,331
1.10%, 06/23/25(b)	516	466,139
1.25%, 05/13/26(a)(b)	366	324,652
1.25%, 11/19/27(a)(b)	300	252,042
1.40%, 07/06/27(a)(b)	505	433,780
1.63%, 09/16/28(a)(b)	405	335,902
2.90%, 05/06/24(b)	430	417,293
3.25%, 03/29/27(b)	450	420,871
5.55%, 10/28/27(a)(b)	665	679,012
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	381	263,156
4.85%, 01/24/77(a)(b)	576	481,460
4.88%, 06/19/64(a)(b)	540	484,563
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	998	779,026
4.50%, 04/15/26 (Call 01/15/26)	351	341,950
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	864	743,967
2.90%, 09/15/51 (Call 03/15/51)	760	491,235
3.60%, 08/19/49 (Call 02/19/49)	300	224,470
4.30%, 04/15/43	348	288,653
4.40%, 03/15/48 (Call 09/15/47)	431	364,050
5.95%, 10/15/36(a)	708	726,177
6.10%, 10/01/41	577	591,205
6.63%, 03/30/40(a)	452	478,226
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	300	212,846
Horace Mann Educators Corp., 4.50%, 12/01/25 (Call 09/01/25)(a)	110	105,140
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(a)(b)	735	722,114
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	435	347,746
4.00%, 11/23/51 (Call 05/23/51)	740	495,160
5.17%, 06/08/27 (Call 05/08/27)(a)	507	501,986
5.67%, 06/08/32 (Call 03/08/32)(a)	150	146,549
Jackson National Life Global Funding
1.75%, 01/12/25(b)	600	555,436
2.65%, 06/21/24(b)	431	412,359
3.05%, 04/29/26(b)	705	652,154
3.05%, 06/21/29(b)	402	342,015
3.88%, 06/11/25(b)	622	593,725
5.50%, 01/09/26(b)	800	799,984
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	775	830,016
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	990	771,212
3.80%, 02/23/32 (Call 11/23/31)	180	151,909
4.35%, 02/15/25 (Call 11/15/24)(a)	379	369,453
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	1,671	1,212,573
3.95%, 05/15/60 (Call 11/15/59)(b)	1,148	795,401
4.57%, 02/01/29(a)(b)	1,011	956,626
4.85%, 08/01/44(a)(b)	30	25,551
5.50%, 06/15/52 (Call 12/15/51)(a)(b)	810	759,006
6.50%, 03/15/35(b)	1,142	1,154,626
6.50%, 05/01/42(b)	700	698,214

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	$578	$487,493
3.35%, 03/09/25	510	488,617
3.40%, 01/15/31 (Call 10/15/30)(a)	595	501,983
3.40%, 03/01/32 (Call 12/01/31)(a)	280	232,182
3.63%, 12/12/26 (Call 09/15/26)	740	697,461
3.80%, 03/01/28 (Call 12/01/27)(a)	511	472,834
4.35%, 03/01/48 (Call 09/01/47)	362	281,983
4.38%, 06/15/50 (Call 12/15/49)(a)	480	370,734
6.30%, 10/09/37(a)	609	608,390
7.00%, 06/15/40(a)	584	626,700
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	785	696,294
3.75%, 04/01/26 (Call 01/01/26)	946	909,778
4.13%, 05/15/43 (Call 11/15/42)(a)	574	475,308
6.00%, 02/01/35(a)	195	206,118
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	675	611,625
3.70%, 03/16/32 (Call 12/16/31)(a)	630	565,141
4.06%, 02/24/32 (Call 02/24/27), (5 year USD ICE Swap + 1.647%)(a)(d)	785	728,763
4.15%, 03/04/26	751	731,286
5.38%, 03/04/46	730	727,816
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(b)	745	532,257
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	656	577,636
3.45%, 05/07/52 (Call 11/07/51)(a)	815	558,512
3.50%, 11/01/27 (Call 08/01/27)	507	470,586
4.15%, 09/17/50 (Call 03/17/50)	716	554,496
4.30%, 11/01/47 (Call 05/01/47)	246	195,770
5.00%, 03/30/43	370	322,623
5.00%, 04/05/46	406	356,434
5.00%, 05/20/49 (Call 11/20/48)(a)	565	504,312
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	800	649,005
2.38%, 12/15/31 (Call 09/15/31)	910	729,675
2.90%, 12/15/51 (Call 06/15/51)(a)	335	221,030
3.50%, 06/03/24 (Call 03/03/24)	401	391,092
3.50%, 03/10/25 (Call 12/10/24)	657	633,297
3.75%, 03/14/26 (Call 12/14/25)	756	725,667
3.88%, 03/15/24 (Call 02/15/24)(a)	707	695,122
4.20%, 03/01/48 (Call 09/01/47)	836	700,589
4.35%, 01/30/47 (Call 07/30/46)	679	578,418
4.38%, 03/15/29 (Call 12/15/28)	1,302	1,239,586
4.75%, 03/15/39 (Call 09/15/38)	549	510,826
4.90%, 03/15/49 (Call 09/15/48)	1,631	1,506,326
5.75%, 11/01/32 (Call 08/01/32)	310	321,769
5.88%, 08/01/33(a)	580	611,439
6.25%, 11/01/52 (Call 05/01/52)(a)	395	438,408
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	210	131,194
3.38%, 04/15/50(b)	273	198,552
3.73%, 10/15/70(b)	960	659,263
4.50%, 04/15/65(b)	70	54,780
4.90%, 04/01/77(a)(b)	708	613,511
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(b)(d)	595	525,312
5.38%, 12/01/41(a)(b)	607	570,228
5.67%, 12/01/52 (Call 06/01/52)(b)	935	945,696

86	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
MassMutual Global Funding II
0.60%, 04/12/24(b)	$646	$611,596
1.20%, 07/16/26(a)(b)	440	387,712
1.55%, 10/09/30(b)	1,168	902,466
2.15%, 03/09/31(a)(b)	728	581,999
2.35%, 01/14/27(a)(b)	580	523,593
2.75%, 06/22/24(b)	847	819,747
2.95%, 01/11/25(a)(b)	923	884,930
3.40%, 03/08/26(a)(b)	1,177	1,117,875
4.15%, 08/26/25(b)	318	309,055
5.05%, 12/07/27(b)	835	836,212
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28), (5 year USD ICE Swap + 3.150%)(b)(d)	465	451,995
5.20%, 10/20/45 (Call 10/20/25), (5 year USD Swap + 4.230%)(b)(d)	1,510	1,467,842
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	843	803,540
Met Tower Global Funding
0.70%, 04/05/24(b)	730	692,646
1.25%, 09/14/26(b)	672	584,326
3.70%, 06/13/25(b)	862	828,554
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	739	794,849
MetLife Inc.
3.00%, 03/01/25(a)	458	439,118
3.60%, 04/10/24	1,080	1,056,602
3.60%, 11/13/25 (Call 08/13/25)	540	519,956
4.05%, 03/01/45	807	675,211
4.13%, 08/13/42(a)	705	601,323
4.55%, 03/23/30 (Call 12/23/29)(a)	625	613,758
4.60%, 05/13/46 (Call 11/13/45)(a)	800	715,537
4.72%, 12/15/44	935	850,453
4.88%, 11/13/43	639	597,607
5.00%, 07/15/52 (Call 01/15/52)	1,335	1,279,066
5.25%, 01/15/54 (Call 07/15/53)	1,085	1,061,720
5.70%, 06/15/35(a)	1,485	1,556,695
5.88%, 02/06/41	1,331	1,384,523
6.38%, 06/15/34	863	964,185
6.40%, 12/15/66 (Call 12/15/31)	1,669	1,675,058
6.50%, 12/15/32(a)	1,211	1,351,642
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	75	90,587
10.75%, 08/01/69 (Call 08/01/34)(a)	433	587,753
Metropolitan Life Global Funding I
0.55%, 06/07/24(b)	576	540,351
0.70%, 09/27/24(a)(b)	620	573,678
0.95%, 07/02/25(b)	1,175	1,065,838
1.55%, 01/07/31(b)	760	596,277
1.88%, 01/11/27(b)	402	355,438
2.40%, 01/11/32(b)	570	466,233
2.80%, 03/21/25(b)	425	403,618
2.95%, 04/09/30(a)(b)	695	606,469
3.00%, 09/19/27(b)	1,464	1,335,181
3.05%, 06/17/29(a)(b)	719	637,415
3.30%, 03/21/29(b)	550	495,940
3.45%, 12/18/26(b)	1,229	1,145,939
4.05%, 08/25/25(b)	135	131,083
4.30%, 08/25/29(b)	175	166,015
4.40%, 06/30/27(b)	355	344,635
5.00%, 01/06/26	410	408,967
5.05%, 01/06/28(a)	575	574,544

Security	Par (000)	Value

Insurance (continued)
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	$370	$389,362
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29), (5 year USD Swap + 3.256%)(b)(d)(e)	200	191,500
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31), (5 year CMT + 3.982%)(b)(d)	625	628,125
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	53,417
Mutual of Omaha Insurance Co.
4.30%, 07/15/54 (Call 07/15/24), (3 mo. LIBOR US + 2.640%)(b)(d)	680	648,162
6.80%, 06/15/36(b)	120	122,113
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(a)(b)(d)	95	87,216
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	1,485	1,103,570
5.30%, 11/18/44(b)	775	680,826
6.75%, 05/15/87	140	137,900
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)(b)	1,409	1,100,469
4.95%, 04/22/44(b)	640	546,732
7.88%, 04/01/33(a)(b)	563	629,150
8.25%, 12/01/31(b)	609	684,734
9.38%, 08/15/39(b)	275	369,499
New York Life Global Funding
0.55%, 04/26/24(b)	620	586,995
0.60%, 08/27/24(b)	125	116,599
0.85%, 01/15/26(b)	615	546,202
0.90%, 10/29/24(b)	340	315,226
0.95%, 06/24/25(a)(b)	410	370,691
1.15%, 06/09/26(a)(b)	915	806,109
1.20%, 08/07/30(b)	560	434,834
1.45%, 01/14/25(b)	537	500,419
1.85%, 08/01/31(a)(b)	845	671,758
2.00%, 01/22/25(a)(b)	926	872,194
2.35%, 07/14/26(b)	105	95,984
2.88%, 04/10/24(b)	971	945,051
3.00%, 01/10/28(a)(b)	930	851,383
3.15%, 06/06/24(b)	420	408,433
3.25%, 04/07/27(b)	865	812,893
3.60%, 08/05/25(b)	1,182	1,135,188
4.55%, 01/28/33	1,345	1,294,694
4.85%, 01/09/28	995	989,810
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	1,051	826,871
4.45%, 05/15/69 (Call 11/15/68)(a)(b)	905	760,061
5.88%, 05/15/33(b)	968	1,005,744
6.75%, 11/15/39(b)	766	865,407
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31), (5 year CMT + 2.653%)(b)(d)	1,655	1,357,100
2.90%, 09/16/51 (Call 09/16/31), (5 year CMT + 2.600%)(b)(d)	560	458,386
3.40%, 01/23/50 (Call 01/23/30), (5 year CMT + 2.612%)(a)(b)(d)	1,107	962,636
4.00%, 09/19/47 (Call 09/19/27), (5 year USD ICE Swap + 2.880%)(a)(b)(d)	500	464,668
4.70%, 01/20/46 (Call 01/20/26), (5 year USD ICE Swap + 3.750%)(b)(d)	465	446,709
5.10%, 10/16/44 (Call 10/16/24), (5 year USD Swap + 3.650%)(b)(d)	1,590	1,555,035

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Northwestern Mutual Global Funding
0.60%, 03/25/24(b)	$225	$213,999
0.80%, 01/14/26(a)(b)	813	720,797
1.70%, 06/01/28(a)(b)	490	415,213
1.75%, 01/11/27(a)(b)	1,192	1,056,323
4.00%, 07/01/25(b)	1,430	1,390,485
4.35%, 09/15/27(b)	250	242,716
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	700	506,825
3.63%, 09/30/59 (Call 03/30/59)(b)	1,159	819,740
3.85%, 09/30/47 (Call 03/30/47)(b)	1,687	1,335,081
6.06%, 03/30/40(a)(b)	590	612,353
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(b)	375	347,420
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	1,027	733,261
3.88%, 08/26/26 (Call 07/26/26)	568	540,545
4.88%, 10/01/24 (Call 09/01/24)	715	707,306
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	315	229,180
Pacific Life Global Funding II
1.20%, 06/24/25(b)	1,054	953,650
1.38%, 04/14/26(b)	2,045	1,817,752
1.45%, 01/20/28(a)(b)	602	498,711
1.60%, 09/21/28(b)	837	676,785
2.45%, 01/11/32(b)	720	571,786
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(b)(d)	805	626,718
9.25%, 06/15/39(a)(b)	35	46,356
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(b)	855	601,844
5.13%, 01/30/43(a)(b)	470	437,437
5.40%, 09/15/52 (Call 03/15/52)(a)(b)	770	751,878
6.60%, 09/15/33(a)(b)	350	375,544
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	420	377,591
4.50%, 10/01/50 (Call 04/01/30), (5 year CMT + 3.815%)(a)(d)	680	607,140
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	421	286,142
Pricoa Global Funding I
0.80%, 09/01/25(b)	762	681,396
1.15%, 12/06/24(a)(b)	947	877,964
1.20%, 09/01/26(a)(b)	992	868,544
2.40%, 09/23/24(b)	787	749,733
4.20%, 08/28/25(a)(b)	395	383,843
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	479	393,572
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	558	455,195
3.10%, 11/15/26 (Call 08/15/26)	545	503,682
3.40%, 05/15/25 (Call 02/15/25)	184	176,644
3.70%, 05/15/29 (Call 02/15/29)(a)	628	583,450
4.30%, 11/15/46 (Call 05/15/46)(a)	325	264,672
4.35%, 05/15/43	380	312,850
4.63%, 09/15/42	345	293,172
6.05%, 10/15/36	785	806,759
Principal Life Global Funding, 1.38%, 01/10/25(b)	847	784,417
Principal Life Global Funding II
0.75%, 04/12/24(b)	340	322,142
0.75%, 08/23/24(a)(b)	425	395,288

Security	Par (000)	Value

Insurance (continued)
0.88%, 01/12/26(b)	$826	$726,105
1.25%, 06/23/25(b)	711	644,821
1.25%, 08/16/26(b)	563	487,349
1.50%, 11/17/26(a)(b)	319	277,713
1.50%, 08/27/30(b)	647	491,880
1.63%, 11/19/30(b)	200	151,840
2.25%, 11/21/24(b)	408	385,427
2.50%, 09/16/29(b)	647	549,342
3.00%, 04/18/26(b)	1,430	1,324,641
Progressive Corp. (The)
2.45%, 01/15/27	790	721,800
2.50%, 03/15/27 (Call 02/15/27)	505	460,112
3.00%, 03/15/32 (Call 12/15/31)(a)	357	308,865
3.20%, 03/26/30 (Call 12/26/29)(a)	970	871,255
3.70%, 01/26/45	387	302,512
3.70%, 03/15/52 (Call 09/15/51)	425	337,157
3.95%, 03/26/50 (Call 09/26/49)	982	802,860
4.00%, 03/01/29 (Call 12/01/28)(a)	621	586,050
4.13%, 04/15/47 (Call 10/15/46)	607	517,256
4.20%, 03/15/48 (Call 09/15/47)	625	534,442
4.35%, 04/25/44	315	271,023
6.25%, 12/01/32	525	573,328
6.63%, 03/01/29(a)	350	378,112
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	771	671,047
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	442	413,687
Protective Life Global Funding
0.78%, 07/05/24(a)(b)	600	561,298
1.17%, 07/15/25(b)	735	661,870
1.30%, 09/20/26(b)	870	758,105
1.62%, 04/15/26(a)(b)	810	722,770
1.65%, 01/13/25(b)	765	707,504
1.74%, 09/21/30(a)(b)	875	667,039
1.90%, 07/06/28(b)	540	450,024
3.10%, 04/15/24(b)	435	422,312
3.22%, 03/28/25(b)	660	627,032
4.71%, 07/06/27(b)	275	267,472
5.37%, 01/06/26(a)(b)	910	914,590
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	948	854,424
2.10%, 03/10/30 (Call 12/10/29)(a)	470	388,953
3.00%, 03/10/40 (Call 09/10/39)	755	559,410
3.70%, 10/01/50 (Call 07/01/30), (5 year CMT + 3.035%)(d)	670	564,894
3.70%, 03/13/51 (Call 09/13/50)	1,713	1,309,052
3.88%, 03/27/28 (Call 12/27/27)	435	415,163
3.91%, 12/07/47 (Call 06/07/47)	1,027	810,747
3.94%, 12/07/49 (Call 06/07/49)	1,182	937,927
4.35%, 02/25/50 (Call 08/25/49)	1,169	993,096
4.42%, 03/27/48 (Call 09/27/47)	579	496,432
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(d)	727	671,233
4.60%, 05/15/44	480	435,196
5.13%, 03/01/52 (Call 11/28/31), (5 year CMT + 3.162%)(a)(d)	55	50,262
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(d)	468	458,682
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(d)	383	371,770
5.70%, 12/14/36	928	966,977

88	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(d)	$1,247	$1,178,415
5.75%, 07/15/33(a)	386	405,267
6.00%, 09/01/52 (Call 06/01/32), (5 year CMT + 3.234%)(a)(d)	325	313,516
6.63%, 12/01/37(a)	175	192,748
6.63%, 06/21/40	515	562,239
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	150	157,162
Prudential PLC
3.13%, 04/14/30	1,324	1,165,274
3.63%, 03/24/32 (Call 12/24/31)	520	464,801
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	936	800,282
3.90%, 05/15/29 (Call 02/15/29)(a)	630	576,797
3.95%, 09/15/26 (Call 06/15/26)	670	638,581
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	1,236	1,071,944
2.50%, 10/30/24(b)	710	671,433
2.75%, 05/07/25(a)(b)	832	778,543
2.75%, 01/21/27(b)	437	394,941
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(a)	544	506,624
3.70%, 04/01/25 (Call 01/01/25)	191	184,461
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	360	323,946
RGA Global Funding
2.00%, 11/30/26(b)	635	560,694
2.70%, 01/18/29(b)	805	686,586
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	715	556,563
4.45%, 05/12/27 (Call 02/12/27)(b)	665	616,112
4.75%, 04/08/32 (Call 01/08/32)(b)	745	629,299
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(a)(b)	815	667,552
5.13%, 11/13/26 (Call 09/13/26)(a)(b)	730	649,220
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	560	457,085
Security Benefit Global Funding, 1.25%, 05/17/24(b)	295	277,627
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)(a)	195	175,272
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	215	183,133
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	320	335,393
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)(a)	886	685,756
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31), (5 year CMT + 2.747%)(b)(d)	878	748,495
4.00%, 09/14/77 (Call 09/14/27), (3 mo. LIBOR US + 2.993%)(a)(b)(d)	645	604,339
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29), (5 year CMT + 3.582%)(a)(b)(d)	969	920,550
Symetra Financial Corp., 4.25%, 07/15/24	155	151,949
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	1,532	1,096,435
4.27%, 05/15/47 (Call 11/15/46)(a)(b)	2,021	1,730,258
4.38%, 09/15/54 (Call 09/15/24), (3 mo. LIBOR US + 2.661%)(b)(d)	1,746	1,677,562
4.90%, 09/15/44(b)	1,284	1,183,154
6.85%, 12/16/39(b)	1,494	1,653,272
Transatlantic Holdings Inc., 8.00%, 11/30/39(a)	445	555,245

Security	Par (000)	Value

Insurance (continued)
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	$250	$159,157
3.05%, 06/08/51 (Call 12/08/50)	425	296,216
3.75%, 05/15/46 (Call 11/15/45)	697	551,613
4.00%, 05/30/47 (Call 11/30/46)	761	635,824
4.05%, 03/07/48 (Call 09/07/47)	968	810,931
4.10%, 03/04/49 (Call 09/04/48)	682	575,771
4.30%, 08/25/45 (Call 02/25/45)(a)	738	638,991
4.60%, 08/01/43	480	434,559
5.35%, 11/01/40(a)	744	754,061
6.25%, 06/15/37	590	658,768
6.75%, 06/20/36	740	840,867
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	594	655,163
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	637	615,476
6.13%, 08/15/43	837	804,569
Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(a)(b)	180	159,964
Unum Group
3.88%, 11/05/25	20	18,919
4.00%, 06/15/29 (Call 03/15/29)	61	55,827
4.13%, 06/15/51 (Call 12/15/50)	625	447,886
4.50%, 12/15/49 (Call 06/15/49)	340	251,400
5.75%, 08/15/42	341	319,396
Voya Financial Inc.
3.65%, 06/15/26	970	917,257
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(d)	369	313,052
4.80%, 06/15/46	508	422,229
5.70%, 07/15/43(a)	289	273,828
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	435	274,434
3.55%, 03/30/52 (Call 09/30/51)	397	283,022
4.00%, 05/12/50 (Call 11/12/49)	510	399,023
4.75%, 08/01/44	385	343,492
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	475	480,362
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	695	475,663
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	380	347,487
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	975	832,875
3.60%, 05/15/24 (Call 03/15/24)	745	725,635
3.88%, 09/15/49 (Call 03/15/49)	381	275,826
4.50%, 09/15/28 (Call 06/15/28)	817	774,741
4.65%, 06/15/27 (Call 05/15/27)	400	386,448
5.05%, 09/15/48 (Call 03/15/48)(a)	340	293,954
WR Berkley Corp., 6.25%, 02/15/37(a)	175	182,965
XLIT Ltd.
5.25%, 12/15/43	390	383,838
5.50%, 03/31/45(a)	500	484,623

		374,998,782

Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	565	450,785
2.70%, 02/09/41 (Call 08/09/40)	425	278,734
3.15%, 02/09/51 (Call 08/09/50)	980	629,782
3.25%, 02/09/61 (Call 08/09/60)	560	345,946
3.40%, 12/06/27 (Call 09/06/27)(a)	2,347	2,155,074
3.60%, 11/28/24 (Call 08/28/24)	2,113	2,045,118

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.00%, 12/06/37 (Call 06/06/37)	$1,918	$1,586,598
4.20%, 12/06/47 (Call 06/06/47)	1,335	1,041,055
4.40%, 12/06/57 (Call 06/06/57)	1,000	781,227
4.50%, 11/28/34 (Call 05/28/34)(a)	885	800,899
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,453	1,314,485
0.80%, 08/15/27 (Call 06/15/27)	1,690	1,441,234
1.10%, 08/15/30 (Call 05/15/30)	2,431	1,916,075
1.90%, 08/15/40 (Call 02/15/40)(a)	1,490	991,188
2.00%, 08/15/26 (Call 05/15/26)	2,286	2,091,873
2.05%, 08/15/50 (Call 02/15/50)	2,085	1,261,682
2.25%, 08/15/60 (Call 02/15/60)(a)	2,467	1,430,937
Amazon.com Inc.
0.45%, 05/12/24	1,362	1,288,529
0.80%, 06/03/25 (Call 05/03/25)	1,347	1,229,579
1.00%, 05/12/26 (Call 04/12/26)	3,055	2,704,711
1.20%, 06/03/27 (Call 04/03/27)	1,400	1,208,987
1.50%, 06/03/30 (Call 03/03/30)	2,529	2,028,517
1.65%, 05/12/28 (Call 03/12/28)	3,190	2,738,660
2.10%, 05/12/31 (Call 02/12/31)	2,970	2,443,150
2.50%, 06/03/50 (Call 12/03/49)	2,670	1,713,151
2.70%, 06/03/60 (Call 12/03/59)	2,019	1,239,541
2.73%, 04/13/24	150	146,045
2.80%, 08/22/24 (Call 06/22/24)(a)	1,222	1,182,456
2.88%, 05/12/41 (Call 11/12/40)	2,327	1,734,539
3.00%, 04/13/25	610	587,412
3.10%, 05/12/51 (Call 11/12/50)(a)	3,385	2,425,321
3.15%, 08/22/27 (Call 05/22/27)	3,361	3,138,127
3.25%, 05/12/61 (Call 11/12/60)	1,851	1,282,218
3.30%, 04/13/27 (Call 03/13/27)	2,187	2,066,031
3.45%, 04/13/29 (Call 02/13/29)	1,105	1,026,353
3.60%, 04/13/32 (Call 01/13/32)(a)	2,005	1,835,507
3.80%, 12/05/24 (Call 09/05/24)	1,568	1,533,471
3.88%, 08/22/37 (Call 02/22/37)	3,230	2,853,129
3.95%, 04/13/52 (Call 10/13/51)(a)	2,665	2,237,484
4.05%, 08/22/47 (Call 02/22/47)	3,908	3,375,896
4.10%, 04/13/62 (Call 10/13/61)	1,355	1,120,926
4.25%, 08/22/57 (Call 02/22/57)	2,358	2,039,702
4.55%, 12/01/27 (Call 11/01/27)	3,000	2,966,241
4.60%, 12/01/25	2,025	2,010,116
4.65%, 12/01/29 (Call 10/01/29)	1,390	1,370,375
4.70%, 11/29/24	1,040	1,034,159
4.70%, 12/01/32 (Call 09/01/32)(a)	2,555	2,525,711
4.80%, 12/05/34 (Call 06/05/34)	1,795	1,794,943
4.95%, 12/05/44 (Call 06/05/44)	1,653	1,620,418
5.20%, 12/03/25 (Call 09/03/25)	925	931,462
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	235	203,606
2.38%, 08/23/31 (Call 05/23/31)(a)	465	369,018
3.08%, 04/07/25 (Call 03/07/25)(a)	395	374,272
3.43%, 04/07/30 (Call 01/07/30)	390	344,074
3.63%, 07/06/27(a)	560	521,097
4.38%, 03/29/28 (Call 12/29/27)(a)	594	563,481
4.88%, 11/14/28 (Call 08/14/28)(a)	455	440,079
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	706	661,812
3.60%, 06/01/26 (Call 03/01/26)	1,616	1,540,389
3.65%, 03/15/25 (Call 12/15/24)	890	860,885
4.63%, 04/13/30 (Call 01/13/30)	1,851	1,798,493

Security	Par (000)	Value

Internet (continued)
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	$662	$588,371
1.90%, 03/11/25 (Call 02/11/25)	989	924,492
2.60%, 05/10/31 (Call 02/10/31)(a)	751	616,823
2.70%, 03/11/30 (Call 12/11/29)	1,077	915,307
3.45%, 08/01/24 (Call 05/01/24)	848	827,238
3.60%, 06/05/27 (Call 03/05/27)	842	793,778
3.65%, 05/10/51 (Call 11/10/50)	885	637,023
4.00%, 07/15/42 (Call 01/15/42)	1,341	1,064,421
5.90%, 11/22/25 (Call 10/22/25)	280	284,889
5.95%, 11/22/27 (Call 10/22/27)	735	754,820
6.30%, 11/22/32 (Call 08/22/32)(a)	380	400,866
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	764	613,738
3.25%, 02/15/30 (Call 11/15/29)(a)	1,366	1,151,790
3.80%, 02/15/28 (Call 11/15/27)(a)	1,182	1,085,678
4.63%, 08/01/27 (Call 05/01/27)	974	929,581
5.00%, 02/15/26 (Call 11/15/25)(a)	1,074	1,059,202
6.25%, 05/01/25 (Call 02/01/25)(b)	1,171	1,180,528
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	214	189,620
3.88%, 04/29/26	225	214,886
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)(b)	265	238,179
3.05%, 10/28/30 (Call 01/28/30)(a)(b)	800	614,976
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	3,387	3,182,924
3.85%, 08/15/32 (Call 05/15/32)	2,760	2,480,002
4.45%, 08/15/52 (Call 02/15/52)	2,810	2,330,167
4.65%, 08/15/62 (Call 02/15/62)	1,475	1,225,648
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	645	618,152
4.38%, 11/15/26(a)	1,110	1,070,584
4.88%, 04/15/28(a)	1,760	1,706,267
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	1,300	1,248,000
5.38%, 11/15/29(b)	1,300	1,279,383
5.75%, 03/01/24(a)	110	110,230
5.88%, 02/15/25(a)	868	873,790
5.88%, 11/15/28	1,355	1,371,937
6.38%, 05/15/29	895	930,057
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(b)	1,367	1,049,150
3.26%, 01/19/27 (Call 12/19/26)(b)	500	444,603
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	1,176	978,124
3.83%, 02/08/51 (Call 08/08/50)(b)	1,477	894,596
4.03%, 08/03/50 (Call 02/03/50)(b)	1,770	1,119,504
4.19%, 01/19/32 (Call 10/19/31)(b)	200	164,409
4.85%, 07/06/27 (Call 04/06/27)(a)(b)	100	93,860
4.99%, 01/19/52 (Call 07/19/51)(a)(b)	335	241,744
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	400	360,174
2.39%, 06/03/30 (Call 03/03/30)(b)	1,575	1,285,651
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	945	783,528
3.24%, 06/03/50 (Call 12/03/49)(b)	1,945	1,251,094
3.28%, 04/11/24 (Call 03/11/24)(b)	950	926,776
3.29%, 06/03/60 (Call 12/03/59)(b)	400	243,484
3.58%, 04/11/26 (Call 02/11/26)(b)	593	561,416
3.60%, 01/19/28 (Call 10/19/27)(b)	1,560	1,435,807
3.68%, 04/22/41 (Call 10/22/40)(b)	765	573,320
3.80%, 02/11/25(b)	55	53,221

90	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.84%, 04/22/51 (Call 10/22/50)(b)	$1,740	$1,251,254
3.93%, 01/19/38 (Call 07/19/37)(b)	639	514,891
3.94%, 04/22/61 (Call 10/22/60)(a)(b)	975	682,789
3.98%, 04/11/29 (Call 01/11/29)(b)	2,401	2,201,191
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	480	390,139
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	60	53,686
2.00%, 09/03/30 (Call 06/03/30)	725	552,295
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	1,095	884,120
4.75%, 07/15/27 (Call 07/15/23)	655	635,057
5.25%, 04/01/25 (Call 01/01/25)	645	643,608
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	635	510,093
3.50%, 07/05/24 (Call 06/05/24)	910	876,585

		142,842,281

Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24	35	33,977
4.25%, 07/16/29(a)	962	891,314
4.55%, 03/11/26	435	423,510
6.55%, 11/29/27 (Call 10/29/27)	1,000	1,025,353
6.75%, 03/01/41	636	626,704
6.80%, 11/29/32 (Call 08/29/32)	1,070	1,083,293
7.00%, 10/15/39(a)	754	767,152
Gerdau Trade Inc., 4.88%, 10/24/27(b)	100	97,897
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	585	537,254
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	910	846,601
2.70%, 06/01/30 (Call 03/01/30)	579	493,932
2.98%, 12/15/55 (Call 06/15/55)	887	573,107
3.13%, 04/01/32 (Call 01/01/32)(a)	840	716,509
3.85%, 04/01/52 (Call 10/01/51)	1,015	799,023
3.95%, 05/23/25	930	904,379
3.95%, 05/01/28 (Call 02/01/28)	710	671,447
4.30%, 05/23/27 (Call 04/23/27)	725	702,594
4.40%, 05/01/48 (Call 11/01/47)	290	248,235
5.20%, 08/01/43 (Call 02/01/43)(a)	25	24,090
6.40%, 12/01/37(a)	50	54,453
POSCO
2.50%, 01/17/25(b)	300	283,572
2.75%, 07/15/24(b)	490	471,355
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	750	677,229
2.15%, 08/15/30 (Call 05/15/30)	934	752,313
6.85%, 11/15/36	445	462,707
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	252	211,864
2.40%, 06/15/25 (Call 05/15/25)	742	691,440
2.80%, 12/15/24 (Call 11/15/24)	456	434,860
3.25%, 01/15/31 (Call 10/15/30)	760	657,721
3.25%, 10/15/50 (Call 04/15/50)	586	395,181
3.45%, 04/15/30 (Call 01/15/30)	710	629,544
5.00%, 12/15/26 (Call 12/15/23)(a)	691	676,475
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	1,730	1,504,296
6.25%, 08/10/26(a)	940	958,800
6.88%, 11/21/36	1,572	1,610,193
6.88%, 11/10/39(a)	1,272	1,298,928
8.25%, 01/17/34	210	243,296

Security	Par (000)	Value

Iron & Steel (continued)
Vale SA, 5.63%, 09/11/42(a)	$562	$541,037

		24,021,635

Leisure Time — 0.1%
Brunswick Corp.
0.85%, 08/18/24 (Call 03/31/23)	574	534,918
2.40%, 08/18/31 (Call 05/18/31)	715	525,865
4.40%, 09/15/32 (Call 06/15/32)(a)	657	558,732
5.10%, 04/01/52 (Call 10/01/51)	354	257,332
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	430	385,741
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	1,567	1,494,789
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	274	263,746
4.63%, 07/28/45 (Call 01/28/45)(a)	548	427,345

		4,448,468

Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	623	541,789
3.70%, 01/15/31 (Call 10/15/30)	587	506,704
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 03/31/23)	340	320,680
4.38%, 09/15/28 (Call 06/15/28)(a)	516	489,219
4.85%, 03/15/26 (Call 12/15/25)	697	684,714
5.63%, 04/23/25 (Call 03/23/25)	892	887,044
6.00%, 04/23/30 (Call 01/23/30)(a)	720	722,621
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	457	447,314
3.75%, 03/15/25 (Call 12/15/24)	485	468,526
3.75%, 10/01/25 (Call 07/01/25)(a)	529	509,551
4.50%, 10/01/34 (Call 04/01/34)	413	361,081
5.00%, 10/15/27 (Call 09/15/27)	655	647,294
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	630	610,943
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	809	815,277
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	862	813,584
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,230	1,041,193
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	1,382	1,139,893
Series II, 2.75%, 10/15/33 (Call 07/15/33)	750	585,993
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,391	1,300,606
Series X, 4.00%, 04/15/28 (Call 01/15/28)	602	565,266
Sands China Ltd.
3.35%, 03/08/29 (Call 01/08/29)	200	163,526
3.75%, 08/08/31 (Call 05/08/31)(a)	100	78,991
4.30%, 01/08/26 (Call 12/08/25)	73	67,584
4.88%, 06/18/30 (Call 03/18/30)	240	209,348
5.63%, 08/08/25 (Call 06/08/25)	300	290,840
5.90%, 08/08/28 (Call 05/08/28)	1,795	1,699,840

		15,969,421

Machinery — 0.8%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(a)	336	323,977
4.38%, 05/08/42	575	506,969
Caterpillar Financial Services Corp.
0.45%, 05/17/24	380	358,923
0.60%, 09/13/24	325	303,229
0.80%, 11/13/25	665	595,658
0.90%, 03/02/26	918	815,342
1.10%, 09/14/27	892	762,779
1.15%, 09/14/26	325	285,457
1.45%, 05/15/25	512	473,695

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
1.70%, 01/08/27(a)	$860	$774,939
2.15%, 11/08/24(a)	1,290	1,229,907
2.40%, 08/09/26	745	685,732
2.85%, 05/17/24	739	718,473
3.25%, 12/01/24(a)	851	826,193
3.30%, 06/09/24	445	434,004
3.40%, 05/13/25(a)	620	598,671
3.60%, 08/12/27(a)	454	433,418
3.65%, 08/12/25	781	756,086
4.80%, 01/06/26	381	379,726
4.90%, 01/17/25	720	716,874
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	542	438,024
2.60%, 09/19/29 (Call 06/19/29)	510	444,388
2.60%, 04/09/30 (Call 01/09/30)	1,137	991,084
3.25%, 09/19/49 (Call 03/19/49)	1,214	925,472
3.25%, 04/09/50 (Call 10/09/49)(a)	1,141	875,111
3.40%, 05/15/24 (Call 02/15/24)(a)	938	919,108
3.80%, 08/15/42(a)	1,842	1,571,042
4.30%, 05/15/44 (Call 11/15/43)(a)	354	326,139
4.75%, 05/15/64 (Call 11/15/63)	390	367,969
5.20%, 05/27/41	1,056	1,075,058
5.30%, 09/15/35	460	464,794
6.05%, 08/15/36(a)	310	338,648
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	355	313,985
1.88%, 01/15/26 (Call 12/15/25)	887	807,091
3.95%, 05/23/25	910	879,154
5.45%, 10/14/25(a)	200	200,074
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	517	490,037
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	230	168,291
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	1,119	1,067,326
2.88%, 09/07/49 (Call 03/07/49)(a)	1,104	798,332
3.10%, 04/15/30 (Call 01/15/30)	865	773,069
3.75%, 04/15/50 (Call 10/15/49)(a)	984	839,251
3.90%, 06/09/42 (Call 12/09/41)(a)	830	733,636
5.38%, 10/16/29(a)	753	780,486
7.13%, 03/03/31(a)	207	239,298
8.10%, 05/15/30	120	143,505
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	473	409,883
3.15%, 11/15/25 (Call 08/15/25)(a)	675	639,565
5.38%, 10/15/35(a)	538	534,919
5.38%, 03/01/41 (Call 12/01/40)	407	396,016
6.60%, 03/15/38	195	214,300
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	565	435,131
3.50%, 10/01/30 (Call 07/01/30)(a)	640	539,852
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	600	493,301
3.00%, 05/01/30 (Call 02/01/30)	837	725,611
John Deere Capital Corp.
0.45%, 06/07/24	578	544,284
0.63%, 09/10/24	250	233,716
0.70%, 01/15/26	1,002	889,263
1.05%, 06/17/26(a)	708	625,907
1.25%, 01/10/25(a)	1,185	1,105,052
1.30%, 10/13/26	557	489,279
1.45%, 01/15/31(a)	345	270,968

Security	Par (000)	Value

Machinery (continued)
1.50%, 03/06/28	$702	$599,511
1.70%, 01/11/27	587	523,074
1.75%, 03/09/27(a)	703	626,921
2.00%, 06/17/31(a)	885	714,384
2.05%, 01/09/25	577	546,101
2.13%, 03/07/25(a)	260	245,355
2.25%, 09/14/26(a)	478	436,987
2.35%, 03/08/27	445	404,631
2.45%, 01/09/30	1,086	935,020
2.60%, 03/07/24(a)	323	314,868
2.65%, 06/24/24	832	805,161
2.65%, 06/10/26(a)	860	800,771
2.80%, 09/08/27(a)	418	383,783
2.80%, 07/18/29	672	594,453
3.05%, 01/06/28(a)	275	257,883
3.35%, 06/12/24	765	747,491
3.35%, 04/18/29	555	508,789
3.40%, 06/06/25	750	723,531
3.40%, 09/11/25(a)	310	297,465
3.45%, 03/13/25	1,410	1,366,407
3.45%, 03/07/29(a)	748	691,077
3.90%, 06/07/32	465	432,948
4.05%, 09/08/25	497	486,726
4.15%, 09/15/27	650	631,722
4.35%, 09/15/32(a)	705	678,518
4.55%, 10/11/24(a)	250	248,152
4.75%, 01/20/28(a)	1,100	1,094,378
4.80%, 01/09/26	470	468,077
4.85%, 10/11/29(a)	390	390,033
Komatsu Finance America Inc., 5.50%, 10/06/27 (Call 09/06/27)(b)	65	66,406
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	471	371,482
4.55%, 04/15/28 (Call 01/15/28)	438	405,327
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	370	318,642
4.60%, 05/15/28 (Call 02/15/28)(a)	370	356,436
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,315	1,226,710
2.29%, 04/05/27 (Call 02/05/27)(a)	410	368,270
2.57%, 02/15/30 (Call 11/15/29)	1,729	1,456,839
3.11%, 02/15/40 (Call 08/15/39)	646	479,847
3.36%, 02/15/50 (Call 08/15/49)(a)	942	668,494
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	650	511,616
2.80%, 08/15/61 (Call 02/15/61)	615	378,724
2.88%, 03/01/25 (Call 12/01/24)	700	669,855
3.50%, 03/01/29 (Call 12/01/28)	215	199,074
4.20%, 03/01/49 (Call 09/01/48)	462	406,443
6.25%, 12/01/37	262	282,307
6.70%, 01/15/28	394	418,521
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	784	738,025
3.45%, 11/15/26 (Call 08/15/26)	1,458	1,346,956
4.40%, 03/15/24 (Call 02/15/24)(a)	412	405,883
4.95%, 09/15/28 (Call 06/15/28)	1,839	1,774,666
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	783	672,580
2.25%, 01/30/31 (Call 10/30/30)	998	804,665
3.25%, 11/01/26 (Call 08/01/26)(a)	646	599,192

92	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.38%, 11/01/46 (Call 05/01/46)	$535	$446,589

		69,825,237

Manufacturing — 0.7%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	761	715,178
2.25%, 09/19/26 (Call 06/19/26)(a)	1,108	1,004,641
2.38%, 08/26/29 (Call 05/26/29)(a)	1,436	1,205,494
2.65%, 04/15/25 (Call 03/15/25)(a)	876	829,825
2.88%, 10/15/27 (Call 07/15/27)(a)	970	882,598
3.00%, 08/07/25(a)	672	638,431
3.05%, 04/15/30 (Call 01/15/30)(a)	898	785,319
3.13%, 09/19/46 (Call 03/19/46)(a)	808	552,077
3.25%, 08/26/49 (Call 02/26/49)(a)	905	629,196
3.38%, 03/01/29 (Call 12/01/28)(a)	852	770,418
3.63%, 09/14/28 (Call 06/14/28)(a)	479	444,154
3.63%, 10/15/47 (Call 04/15/47)(a)	783	588,606
3.70%, 04/15/50 (Call 10/15/49)(a)	727	563,002
3.88%, 06/15/44	180	142,707
4.00%, 09/14/48 (Call 03/14/48)(a)	1,085	870,097
5.70%, 03/15/37(a)	600	608,420
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	715	542,308
2.75%, 03/01/30 (Call 12/01/29)	995	831,454
3.50%, 12/01/24 (Call 10/01/24)	336	323,798
3.75%, 12/01/27 (Call 09/01/27)	820	766,317
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	852	786,671
3.92%, 09/15/47 (Call 02/15/47)(a)	262	213,497
4.00%, 11/02/32(a)	900	824,477
4.15%, 03/15/33 (Call 12/15/32)(a)	660	608,087
4.15%, 11/02/42(a)	1,543	1,314,015
4.70%, 08/23/52 (Call 02/23/52)(a)	790	718,254
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(a)	425	406,887
4.55%, 05/15/32 (Call 02/15/32)(a)	745	709,042
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	435	412,933
4.42%, 11/15/35	715	660,676
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(a)	255	214,433
4.50%, 03/11/44(a)	350	303,798
5.88%, 01/14/38(a)	465	481,289
6.15%, 08/07/37(a)	560	569,521
6.75%, 03/15/32	125	138,775
6.88%, 01/10/39(a)	1,150	1,293,250
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,381	1,279,610
3.50%, 03/01/24 (Call 12/01/23)(a)	327	322,589
3.90%, 09/01/42 (Call 03/01/42)	970	838,103
4.88%, 09/15/41 (Call 03/15/41)	325	318,171
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	689	665,001
3.25%, 03/01/27 (Call 12/01/26)	616	572,672
3.25%, 06/14/29 (Call 03/14/29)	1,366	1,213,529
3.30%, 11/21/24 (Call 08/21/24)	534	516,547
3.65%, 06/15/24	890	870,009
4.00%, 06/14/49 (Call 12/14/48)	572	458,988
4.10%, 03/01/47 (Call 09/01/46)	535	443,234
4.20%, 11/21/34 (Call 05/21/34)	584	530,137
4.25%, 09/15/27 (Call 08/15/27)	1,025	980,632

Security	Par (000)	Value

Manufacturing (continued)
4.45%, 11/21/44 (Call 05/21/44)	$787	$690,912
4.50%, 09/15/29 (Call 07/15/29)	1,009	963,475
6.25%, 05/15/38	125	131,290
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	515	469,820
5.90%, 07/15/32 (Call 04/15/32)	404	403,047
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(a)(b)	1,591	1,514,100
1.20%, 03/11/26(a)(b)	1,860	1,656,830
1.70%, 03/11/28(b)	1,848	1,589,696
2.15%, 03/11/31(a)(b)	1,891	1,558,978
2.35%, 10/15/26(b)	1,045	953,101
2.88%, 03/11/41(a)(b)	1,830	1,367,279
3.13%, 03/16/24(a)(b)	275	268,883
3.25%, 05/27/25(b)	1,280	1,228,045
3.30%, 09/15/46(b)	1,116	849,171
3.40%, 03/16/27(b)	1,810	1,705,701
4.20%, 03/16/47(a)(b)	1,699	1,526,290
4.40%, 05/27/45(b)	1,817	1,661,028
6.13%, 08/17/26(a)(b)	1,400	1,451,232
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 03/31/23)(a)	360	342,051
1.60%, 04/01/26 (Call 03/01/26)	1,012	904,111
2.25%, 04/01/28 (Call 02/01/28)	750	648,348
2.75%, 04/01/31 (Call 01/01/31)(a)	1,344	1,099,493
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	687	562,231
3.00%, 06/01/30 (Call 03/01/30)(a)	745	646,678
3.38%, 03/01/28 (Call 12/01/27)(a)	412	374,689
3.65%, 03/15/27 (Call 12/15/26)	710	667,620
3.88%, 03/01/25 (Call 12/01/24)	475	460,208
3.90%, 09/17/29 (Call 06/17/29)	460	417,303
4.00%, 03/15/26 (Call 12/15/25)	470	453,993
4.30%, 03/01/24 (Call 12/01/23)(a)	350	345,829

		59,270,299

Media — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	1,070	857,627
2.30%, 02/01/32 (Call 11/01/31)	1,150	845,976
2.80%, 04/01/31 (Call 01/01/31)(a)	1,855	1,453,778
3.50%, 06/01/41 (Call 12/01/40)(a)	1,605	1,050,201
3.50%, 03/01/42 (Call 09/01/41)	1,749	1,128,666
3.70%, 04/01/51 (Call 10/01/50)(a)	2,504	1,531,121
3.75%, 02/15/28 (Call 11/15/27)	1,337	1,204,821
3.85%, 04/01/61 (Call 10/01/60)(a)	2,137	1,258,579
3.90%, 06/01/52 (Call 12/01/51)	2,380	1,503,993
3.95%, 06/30/62 (Call 12/30/61)	1,505	902,609
4.20%, 03/15/28 (Call 12/15/27)(a)	1,293	1,188,301
4.40%, 04/01/33 (Call 01/01/33)(a)	1,430	1,223,114
4.40%, 12/01/61 (Call 06/01/61)	1,534	999,428
4.80%, 03/01/50 (Call 09/01/49)	3,034	2,217,434
4.91%, 07/23/25 (Call 04/23/25)	3,591	3,513,813
5.05%, 03/30/29 (Call 12/30/28)	1,444	1,348,348
5.13%, 07/01/49 (Call 01/01/49)	1,295	996,008
5.25%, 04/01/53 (Call 10/01/52)	1,520	1,188,609
5.38%, 04/01/38 (Call 10/01/37)	905	757,124
5.38%, 05/01/47 (Call 11/01/46)	2,706	2,155,746
5.50%, 04/01/63 (Call 10/01/62)	1,120	870,568
5.75%, 04/01/48 (Call 10/01/47)	2,605	2,175,535

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.38%, 10/23/35 (Call 04/23/35)	$2,151	$2,064,693
6.48%, 10/23/45 (Call 04/23/45)	3,752	3,394,614
6.83%, 10/23/55 (Call 04/23/55)	545	512,576
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	1,978	1,527,293
1.95%, 01/15/31 (Call 10/15/30)	1,937	1,552,474
2.35%, 01/15/27 (Call 10/15/26)	1,466	1,328,338
2.45%, 08/15/52 (Call 02/15/52)	1,158	686,892
2.65%, 02/01/30 (Call 11/01/29)	1,765	1,519,189
2.65%, 08/15/62 (Call 02/15/62)(a)	1,268	731,591
2.80%, 01/15/51 (Call 07/15/50)	2,033	1,296,894
2.89%, 11/01/51 (Call 05/01/51)	5,390	3,490,527
2.94%, 11/01/56 (Call 05/01/56)	5,712	3,582,703
2.99%, 11/01/63 (Call 05/01/63)	3,796	2,319,914
3.15%, 03/01/26 (Call 12/01/25)	2,237	2,115,253
3.15%, 02/15/28 (Call 11/15/27)	1,353	1,243,024
3.20%, 07/15/36 (Call 01/15/36)	710	571,197
3.25%, 11/01/39 (Call 05/01/39)	1,528	1,191,376
3.30%, 02/01/27 (Call 11/01/26)	1,252	1,175,224
3.30%, 04/01/27 (Call 02/01/27)	744	697,165
3.38%, 02/15/25 (Call 11/15/24)	1,220	1,178,327
3.38%, 08/15/25 (Call 05/15/25)	1,404	1,347,735
3.40%, 04/01/30 (Call 01/01/30)(a)	1,902	1,716,943
3.40%, 07/15/46 (Call 01/15/46)	1,516	1,118,694
3.45%, 02/01/50 (Call 08/01/49)(a)	1,973	1,443,544
3.55%, 05/01/28 (Call 02/01/28)	1,086	1,011,846
3.70%, 04/15/24 (Call 03/15/24)	1,803	1,770,562
3.75%, 04/01/40 (Call 10/01/39)	1,752	1,434,893
3.90%, 03/01/38 (Call 09/01/37)	1,317	1,129,518
3.95%, 10/15/25 (Call 08/15/25)	2,573	2,501,629
3.97%, 11/01/47 (Call 05/01/47)	2,106	1,699,880
4.00%, 08/15/47 (Call 02/15/47)	913	741,220
4.00%, 03/01/48 (Call 09/01/47)(a)	1,119	899,515
4.00%, 11/01/49 (Call 05/01/49)	1,911	1,539,364
4.05%, 11/01/52 (Call 05/01/52)	1,066	856,114
4.15%, 10/15/28 (Call 07/15/28)	4,024	3,847,237
4.20%, 08/15/34 (Call 02/15/34)	546	500,597
4.25%, 10/15/30 (Call 07/15/30)	1,391	1,320,368
4.25%, 01/15/33(a)	1,389	1,296,543
4.40%, 08/15/35 (Call 02/25/35)	786	726,719
4.60%, 10/15/38 (Call 04/15/38)	985	908,363
4.60%, 08/15/45 (Call 02/15/45)	757	670,225
4.65%, 02/15/33 (Call 11/15/32)	1,580	1,525,992
4.65%, 07/15/42(a)	1,070	987,650
4.70%, 10/15/48 (Call 04/15/48)	1,727	1,558,946
4.75%, 03/01/44	539	493,022
4.95%, 10/15/58 (Call 04/15/58)(a)	1,155	1,070,162
5.25%, 11/07/25	280	281,410
5.35%, 11/15/27 (Call 10/15/27)	760	771,069
5.50%, 11/15/32 (Call 08/15/32)(a)	940	965,924
5.65%, 06/15/35(a)	1,047	1,085,581
6.40%, 03/01/40	420	454,158
6.45%, 03/15/37(a)	572	626,909
6.50%, 11/15/35	874	967,192
6.55%, 07/01/39	1,395	1,530,049
6.95%, 08/15/37(a)	795	904,177
7.05%, 03/15/33	779	887,212
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	1,030	794,067
2.60%, 06/15/31 (Call 03/15/31)(a)(b)	675	545,243

Security	Par (000)	Value

Media (continued)
2.95%, 10/01/50 (Call 04/01/50)(b)	$480	$300,806
3.15%, 08/15/24 (Call 06/15/24)(b)	468	450,913
3.35%, 09/15/26 (Call 06/15/26)(b)	1,253	1,167,784
3.50%, 08/15/27 (Call 05/15/27)(b)	1,061	983,906
3.60%, 06/15/51 (Call 12/15/50)(b)	475	335,217
3.85%, 02/01/25 (Call 11/01/24)(b)	896	863,705
4.50%, 06/30/43 (Call 12/30/42)(b)	1,065	873,739
4.60%, 08/15/47 (Call 02/15/47)(b)	375	311,105
4.70%, 12/15/42(b)	675	567,130
4.80%, 02/01/35 (Call 08/01/34)(b)	1,086	970,868
8.38%, 03/01/39(b)	510	621,151
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	219	208,353
3.63%, 05/15/30 (Call 02/15/30)	1,258	1,076,542
3.80%, 03/13/24 (Call 01/13/24)(a)	396	388,528
3.90%, 11/15/24 (Call 08/15/24)	420	406,024
3.95%, 06/15/25 (Call 05/15/25)	553	528,047
3.95%, 03/20/28 (Call 12/20/27)	1,550	1,415,509
4.00%, 09/15/55 (Call 03/15/55)	1,712	1,107,025
4.13%, 05/15/29 (Call 02/15/29)	1,141	1,022,164
4.65%, 05/15/50 (Call 11/15/49)	879	644,627
4.88%, 04/01/43(a)	618	483,141
4.90%, 03/11/26 (Call 12/11/25)(a)	831	810,340
4.95%, 05/15/42	680	536,671
5.00%, 09/20/37 (Call 03/20/37)	865	735,827
5.20%, 09/20/47 (Call 03/20/47)	1,435	1,142,687
5.30%, 05/15/49 (Call 11/15/48)	853	684,265
6.35%, 06/01/40(a)	825	775,322
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)(a)	709	653,191
3.45%, 03/01/32 (Call 12/01/31)	715	600,910
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	917	875,282
3.50%, 04/08/30 (Call 01/08/30)	743	653,342
4.71%, 01/25/29 (Call 10/25/28)	2,213	2,113,175
5.48%, 01/25/39 (Call 07/25/38)	1,741	1,599,934
5.58%, 01/25/49 (Call 07/25/48)	1,721	1,566,938
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	493	480,557
5.00%, 05/13/45 (Call 11/13/44)(a)	804	698,346
5.25%, 05/24/49 (Call 11/24/48)	749	689,279
6.13%, 01/31/46 (Call 06/30/45)(a)	815	814,886
6.63%, 03/18/25	877	894,716
6.63%, 01/15/40(a)	915	956,940
8.50%, 03/11/32	260	304,325
NBCUniversal Media LLC
4.45%, 01/15/43	650	568,007
5.95%, 04/01/41	960	1,007,914
6.40%, 04/30/40	545	593,694
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	868	786,263
3.38%, 02/15/28 (Call 12/15/27)(a)	558	501,498
3.70%, 06/01/28 (Call 03/01/28)	844	759,996
4.00%, 01/15/26 (Call 10/15/25)	979	935,001
4.20%, 06/01/29 (Call 03/01/29)(a)	417	374,902
4.20%, 05/19/32 (Call 02/19/32)(a)	1,216	1,000,967
4.38%, 03/15/43	1,535	1,068,902
4.60%, 01/15/45 (Call 07/15/44)	607	436,859
4.75%, 05/15/25 (Call 04/15/25)	667	653,619
4.85%, 07/01/42 (Call 01/01/42)	861	644,461

94	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.90%, 08/15/44 (Call 02/15/44)	$405	$298,899
4.95%, 01/15/31 (Call 11/15/30)(a)	1,217	1,090,911
4.95%, 05/19/50 (Call 11/19/49)(a)	1,228	909,176
5.25%, 04/01/44 (Call 10/01/43)	366	283,194
5.50%, 05/15/33(a)	478	429,728
5.85%, 09/01/43 (Call 03/01/43)	1,300	1,093,157
5.90%, 10/15/40 (Call 04/15/40)(a)	288	254,132
6.88%, 04/30/36	1,179	1,170,802
7.88%, 07/30/30	765	824,109
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	901	969,236
Sky Ltd., 3.75%, 09/16/24(b)	1,089	1,061,108
TCI Communications Inc.
7.13%, 02/15/28	1,039	1,130,107
7.88%, 02/15/26	1,240	1,335,629
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	1,042	982,441
5.50%, 08/15/35(a)	355	344,688
5.65%, 11/23/43 (Call 05/23/43)(a)	384	361,911
5.85%, 04/15/40	845	820,144
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	948	1,064,771
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,223	912,652
5.50%, 09/01/41 (Call 03/01/41)	1,661	1,398,339
5.88%, 11/15/40 (Call 05/15/40)	1,217	1,074,737
6.55%, 05/01/37	1,970	1,886,741
6.75%, 06/15/39	1,677	1,611,188
7.30%, 07/01/38	1,340	1,343,009
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,104	994,508
2.95%, 06/15/27(a)	1,057	978,137
3.00%, 02/13/26(a)	1,115	1,052,808
3.00%, 07/30/46	665	469,535
3.15%, 09/17/25	893	849,543
3.70%, 12/01/42	698	563,915
4.13%, 06/01/44	1,060	912,366
4.38%, 08/16/41	754	670,719
Series B, 7.00%, 03/01/32(a)	903	1,018,811
Series E, 4.13%, 12/01/41	1,038	899,759
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,034	982,734
1.75%, 01/13/26	1,964	1,794,060
2.00%, 09/01/29 (Call 06/01/29)	2,509	2,094,432
2.20%, 01/13/28(a)	1,169	1,037,786
2.65%, 01/13/31(a)	2,460	2,095,283
2.75%, 09/01/49 (Call 03/01/49)	2,225	1,482,698
3.35%, 03/24/25(a)	1,317	1,272,478
3.38%, 11/15/26 (Call 08/15/26)	697	656,900
3.50%, 05/13/40 (Call 11/13/39)	1,860	1,503,090
3.60%, 01/13/51 (Call 07/13/50)(a)	2,480	1,921,912
3.70%, 09/15/24 (Call 06/15/24)	651	636,813
3.70%, 10/15/25 (Call 07/15/25)	666	642,302
3.70%, 03/23/27	898	860,757
3.80%, 03/22/30(a)	1,120	1,041,397
3.80%, 05/13/60 (Call 11/13/59)	889	695,686
4.63%, 03/23/40 (Call 09/23/39)(a)	748	698,816
4.70%, 03/23/50 (Call 09/23/49)(a)	2,170	2,030,599
4.75%, 09/15/44 (Call 03/15/44)(a)	741	684,698
4.75%, 11/15/46 (Call 05/15/46)(a)	652	600,545
4.95%, 10/15/45 (Call 04/15/45)(a)	458	434,210
5.40%, 10/01/43(a)	499	501,607

Security	Par (000)	Value

Media (continued)
6.15%, 03/01/37(a)	$615	$657,848
6.15%, 02/15/41	817	888,885
6.20%, 12/15/34(a)	995	1,084,187
6.40%, 12/15/35	884	976,592
6.55%, 03/15/33(a)	600	662,401
6.65%, 11/15/37	1,473	1,669,547
7.75%, 12/01/45	114	142,682

		208,938,090

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	1,123	1,080,314
3.90%, 01/15/43 (Call 07/15/42)	190	160,448
4.20%, 06/15/35 (Call 12/15/34)(a)	380	349,787
4.38%, 06/15/45 (Call 12/15/44)(a)	546	487,082
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	29	28,244
4.13%, 04/01/32 (Call 01/01/32)	455	408,980
4.50%, 12/15/28 (Call 09/15/28)	680	645,773
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	429	369,604
5.25%, 10/01/54 (Call 04/01/54)	280	243,604

		3,773,836

Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	550	488,496
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	1,010	978,720
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	155	152,429
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	495	421,631
2.63%, 09/10/30 (Call 06/10/30)(b)	750	611,805
2.88%, 03/17/31 (Call 12/17/30)(b)	753	616,375
3.63%, 09/11/24(b)	691	667,542
3.88%, 03/16/29 (Call 01/16/29)(a)(b)	705	633,509
3.95%, 09/10/50 (Call 03/10/50)(b)	580	434,620
4.00%, 09/11/27(b)	664	622,004
4.50%, 03/15/28 (Call 12/15/27)(b)	1,175	1,111,618
4.75%, 04/10/27(b)	810	786,547
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	970	802,375
4.88%, 05/14/25(b)	663	648,888
5.63%, 04/01/30 (Call 01/01/30)(b)	720	711,987
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	700	608,732
3.75%, 10/01/30 (Call 07/01/30)	262	223,851
Barrick Gold Corp.
5.25%, 04/01/42	90	86,386
6.45%, 10/15/35(a)	690	724,796
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	575	594,200
Barrick North America Finance LLC
5.70%, 05/30/41	1,281	1,275,835
5.75%, 05/01/43	923	928,638
7.50%, 09/15/38	262	296,512
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	825	850,344
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,524	1,330,460
4.75%, 02/28/28 (Call 01/28/28)	680	671,851
4.88%, 02/27/26(a)	680	675,496
4.90%, 02/28/33 (Call 11/28/32)(a)	390	388,433
5.00%, 09/30/43	2,904	2,816,775
6.42%, 03/01/26	384	397,599

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	$884	$768,604
3.15%, 01/14/30 (Call 10/14/29)(a)(b)	1,156	1,008,580
3.15%, 01/15/51 (Call 07/15/50)(a)(b)	665	455,300
3.63%, 08/01/27 (Call 05/01/27)(b)	1,740	1,623,690
3.70%, 01/30/50 (Call 07/30/49)(b)	2,266	1,652,436
3.75%, 01/15/31 (Call 10/15/30)(b)	625	560,057
4.25%, 07/17/42(b)	680	557,957
4.38%, 02/05/49 (Call 08/05/48)(b)	1,083	893,054
4.50%, 09/16/25(b)	862	846,682
4.50%, 08/01/47 (Call 02/01/47)(b)	1,395	1,159,950
4.88%, 11/04/44(b)	1,047	935,839
5.63%, 09/21/35(b)	279	284,438
5.63%, 10/18/43(b)	681	658,441
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(b)	195	187,114
5.32%, 04/14/32 (Call 01/14/32)(a)(b)	1,305	1,200,223
6.20%, 04/14/52 (Call 10/14/51)(b)	425	373,984
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	820	760,476
4.25%, 03/01/30 (Call 03/01/25)(a)	810	733,560
4.38%, 08/01/28 (Call 08/01/23)	845	784,340
4.55%, 11/14/24 (Call 08/14/24)	622	610,407
4.63%, 08/01/30 (Call 08/01/25)	846	780,728
5.00%, 09/01/27 (Call 09/01/23)(a)	880	855,572
5.25%, 09/01/29 (Call 09/01/24)(a)	630	608,561
5.40%, 11/14/34 (Call 05/14/34)(a)	1,015	955,374
5.45%, 03/15/43 (Call 09/15/42)(a)	2,000	1,805,668
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	684	528,390
Glencore Canada Corp., 6.20%, 06/15/35(a)	520	519,565
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	311	288,020
6.00%, 11/15/41(a)(b)	845	830,128
6.90%, 11/15/37(b)	657	709,969
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	1,310	1,190,802
1.63%, 04/27/26 (Call 03/27/26)(b)	1,165	1,033,993
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	1,052	852,454
2.63%, 09/23/31 (Call 06/23/31)(b)	935	744,754
2.85%, 04/27/31 (Call 01/27/31)(b)	935	764,985
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	385	258,484
3.88%, 10/27/27 (Call 07/27/27)(b)	665	620,418
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	392	289,835
4.00%, 04/16/25(b)	910	883,230
4.00%, 03/27/27 (Call 12/27/26)(b)	867	822,845
4.13%, 03/12/24 (Call 02/12/24)(a)(b)	710	699,069
4.63%, 04/29/24(b)	959	945,947
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	769	742,947
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	1,763	1,725,801
5.45%, 05/15/30 (Call 02/15/30)(b)	1,000	975,400
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	445	389,156
6.53%, 11/15/28(a)(b)	200	205,697
6.76%, 11/15/48(a)(b)	545	528,333
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 03/30/29)(b)	475	429,875
4.75%, 08/06/50 (Call 02/06/50)(b)	426	344,014
5.65%, 09/12/49 (Call 03/12/49)(a)(b)	390	354,134
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	710	678,358

Security	Par (000)	Value

Mining (continued)
5.95%, 03/15/24 (Call 12/15/23)	$342	$342,065
6.88%, 09/01/41 (Call 03/01/41)(a)	500	514,071
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	795	596,620
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	350	319,084
4.70%, 05/12/31 (Call 02/12/31)(b)	764	628,368
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(a)(b)	1,161	994,874
4.20%, 05/13/50 (Call 11/13/49)(b)	385	295,200
5.75%, 11/15/41(b)	655	619,775
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	1,507	1,213,499
2.60%, 07/15/32 (Call 04/15/32)	1,285	1,024,392
2.80%, 10/01/29 (Call 07/01/29)(a)	1,101	936,860
4.88%, 03/15/42 (Call 09/15/41)	1,000	910,901
5.45%, 06/09/44 (Call 12/09/43)	364	349,661
5.88%, 04/01/35(a)	677	687,841
6.25%, 10/01/39	1,025	1,073,942
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	480	491,122
6.13%, 12/15/33	1,109	1,195,607
7.25%, 03/15/31(a)	195	221,008
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	760	500,751
5.20%, 11/02/40(a)	1,711	1,706,811
7.13%, 07/15/28	1,285	1,409,989
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	1,071	930,839
4.75%, 03/22/42 (Call 09/22/41)	839	789,226
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	1,110	976,356
Southern Copper Corp.
3.88%, 04/23/25	586	567,072
5.25%, 11/08/42	1,527	1,427,821
5.88%, 04/23/45(a)	1,068	1,074,189
6.75%, 04/16/40	1,375	1,495,480
7.50%, 07/27/35	829	939,879
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	119	105,727
5.40%, 02/01/43 (Call 08/01/42)	359	328,204
6.00%, 08/15/40 (Call 02/15/40)	427	414,684
6.13%, 10/01/35(a)	495	497,224
6.25%, 07/15/41 (Call 01/15/41)	647	648,345
Vale Canada Ltd., 7.20%, 09/15/32	50	54,471
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)	960	737,306
4.63%, 12/15/27 (Call 09/15/27)(a)	381	358,260

		88,353,616

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,220	1,083,478
3.25%, 02/15/29 (Call 08/15/23)(a)	795	669,832
3.28%, 12/01/28 (Call 10/01/28)	815	702,079
3.57%, 12/01/31 (Call 09/01/31)	985	813,012
4.13%, 05/01/25 (Call 05/01/23)	1,170	1,117,296
4.25%, 04/01/28 (Call 10/01/23)(a)	815	741,413
5.50%, 12/01/24 (Call 06/01/24)	575	570,205

		5,697,315

96	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 4.2%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	$452	$420,730
3.00%, 01/15/25 (Call 12/15/24)(a)(b)	1,042	992,056
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	969	854,997
4.00%, 01/15/31 (Call 10/15/30)(b)	745	655,295
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,125	1,071,399
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	1,067	854,349
2.72%, 01/12/32 (Call 10/12/31)(a)	2,250	1,885,372
2.77%, 11/10/50 (Call 05/10/50)	1,580	1,019,186
2.94%, 06/04/51 (Call 12/04/50)(a)	2,800	1,858,573
3.00%, 02/24/50 (Call 08/24/49)	2,311	1,566,138
3.00%, 03/17/52 (Call 09/17/51)(a)	1,353	908,434
3.02%, 01/16/27 (Call 10/16/26)	1,040	966,779
3.06%, 06/17/41 (Call 12/17/40)	1,743	1,289,838
3.07%, 03/30/50 (Call 09/30/49)	100	90,253
3.12%, 05/04/26 (Call 02/04/26)	1,146	1,082,660
3.38%, 02/08/61 (Call 08/08/60)	2,358	1,626,356
3.41%, 02/11/26 (Call 12/11/25)	1,192	1,137,826
3.54%, 04/06/27 (Call 02/06/27)	682	645,117
3.59%, 04/14/27 (Call 01/14/27)	849	802,701
3.63%, 04/06/30 (Call 01/06/30)(a)	1,562	1,431,297
3.80%, 09/21/25 (Call 07/21/25)(a)	1,105	1,080,382
3.94%, 09/21/28 (Call 06/21/28)	1,481	1,408,525
4.23%, 11/06/28 (Call 08/06/28)	2,265	2,184,559
4.81%, 02/13/33 (Call 11/13/32)	2,210	2,170,797
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	1,938	1,805,542
3.72%, 11/28/28 (Call 08/28/28)	901	848,400
4.38%, (Call 06/22/25), (5 year CMT + 4.036%)(d)(e)	415	395,657
4.88%, (Call 03/22/30), (5 year CMT + 4.398%)(a)(d)(e)	1,585	1,452,407
Burlington Resources LLC
5.95%, 10/15/36(a)	205	211,869
7.40%, 12/01/31	585	668,287
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	722	666,743
2.95%, 07/15/30 (Call 04/15/30)	824	698,205
3.80%, 04/15/24 (Call 01/15/24)(a)	704	690,007
3.85%, 06/01/27 (Call 03/01/27)	1,283	1,204,717
3.90%, 02/01/25 (Call 11/01/24)	805	779,056
4.95%, 06/01/47 (Call 12/01/46)(a)	232	201,635
5.85%, 02/01/35	697	670,895
6.25%, 03/15/38	1,077	1,085,450
6.45%, 06/30/33(a)	760	772,184
6.50%, 02/15/37	560	558,629
6.75%, 02/01/39	728	756,500
7.20%, 01/15/32(a)	315	337,972
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	788	623,586
3.75%, 02/15/52 (Call 08/15/51)	1,222	865,285
4.25%, 04/15/27 (Call 01/15/27)(a)	31	29,600
5.25%, 06/15/37 (Call 12/15/36)	370	338,759
5.40%, 06/15/47 (Call 12/15/46)	945	850,702
6.75%, 11/15/39	1,063	1,110,975
6.80%, 09/15/37	565	580,211
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	2,580	2,394,767
2.00%, 05/11/27 (Call 03/11/27)	1,141	1,021,714
2.24%, 05/11/30 (Call 02/11/30)	1,928	1,647,701
2.90%, 03/03/24 (Call 01/03/24)	493	482,016

Security	Par (000)	Value

Oil & Gas (continued)
2.95%, 05/16/26 (Call 02/16/26)	$2,185	$2,056,449
2.98%, 05/11/40 (Call 11/11/39)	385	287,087
3.08%, 05/11/50 (Call 11/11/49)	1,436	1,034,331
3.33%, 11/17/25 (Call 08/17/25)	1,385	1,327,485
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	925	834,642
1.02%, 08/12/27 (Call 06/12/27)	1,233	1,052,335
2.34%, 08/12/50 (Call 02/12/50)(a)	1,049	652,552
3.25%, 10/15/29 (Call 07/15/29)	979	889,934
3.85%, 01/15/28 (Call 10/15/27)(a)	1,054	1,013,615
3.90%, 11/15/24 (Call 08/15/24)	879	862,178
5.25%, 11/15/43 (Call 05/15/43)	340	340,223
6.00%, 03/01/41 (Call 09/01/40)	80	87,214
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	325	323,784
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(a)	485	426,456
3.30%, 09/30/49 (Call 03/30/49)(a)	500	349,518
4.25%, 05/09/43	200	167,656
CNOOC Finance 2014 ULC
4.25%, 04/30/24	619	610,256
4.88%, 04/30/44	385	353,117
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	271,808
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	350	336,740
4.38%, 05/02/28	655	636,391
CNOOC Petroleum North America ULC
5.88%, 03/10/35(a)	649	659,256
6.40%, 05/15/37(a)	624	666,591
7.50%, 07/30/39	675	802,337
7.88%, 03/15/32	489	578,575
Conoco Funding Co., 7.25%, 10/15/31	655	741,477
ConocoPhillips, 4.88%, 10/01/47 (Call 04/01/47)	125	116,549
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	1,014	960,228
3.35%, 11/15/24 (Call 08/15/24)	265	257,190
3.76%, 03/15/42 (Call 09/15/41)	1,569	1,281,747
3.80%, 03/15/52 (Call 09/15/51)(a)	1,300	1,032,099
4.03%, 03/15/62 (Call 09/15/61)(a)	2,605	2,061,902
4.30%, 11/15/44 (Call 05/15/44)(a)	1,127	978,543
5.90%, 10/15/32(a)	729	779,326
5.90%, 05/15/38	295	308,374
5.95%, 03/15/46 (Call 09/15/45)	155	165,035
6.50%, 02/01/39(a)	1,240	1,397,387
6.95%, 04/15/29	655	718,271
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	983	856,660
2.88%, 04/01/32 (Call 01/01/32)(b)	1,155	873,304
3.80%, 06/01/24 (Call 03/01/24)	1,100	1,073,465
4.38%, 01/15/28 (Call 10/15/27)	1,143	1,058,765
4.90%, 06/01/44 (Call 12/01/43)	971	726,641
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	1,220	1,154,803
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	1,130	1,059,044
4.38%, 03/15/29 (Call 12/15/28)	762	703,676
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(a)	644	599,132
4.75%, 05/15/42 (Call 11/15/41)	1,222	1,016,394
5.00%, 06/15/45 (Call 12/15/44)	490	415,058
5.25%, 09/15/24 (Call 06/15/24)(a)	570	567,261

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.25%, 10/15/27 (Call 10/15/23)(a)	$443	$437,867
5.60%, 07/15/41 (Call 01/15/41)(a)	1,815	1,673,627
5.85%, 12/15/25 (Call 09/15/25)	709	713,802
5.88%, 06/15/28 (Call 06/15/23)(a)	610	613,917
7.88%, 09/30/31	159	179,759
7.95%, 04/15/32	735	836,219
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	1,166	977,894
3.25%, 12/01/26 (Call 10/01/26)	1,087	1,006,995
3.50%, 12/01/29 (Call 09/01/29)	982	866,835
4.25%, 03/15/52 (Call 09/15/51)	1,143	859,075
4.40%, 03/24/51 (Call 09/24/50)(a)	850	659,428
6.25%, 03/15/33 (Call 12/15/32)	1,120	1,143,012
6.25%, 03/15/53 (Call 09/15/52)	775	761,823
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	10	8,213
3.75%, 08/05/26 (Call 05/05/26)(b)	1,520	1,411,540
4.38%, 10/30/24(b)	575	559,187
4.50%, 09/14/47 (Call 03/14/47)(b)	761	583,323
5.25%, 11/06/29 (Call 08/06/29)(b)	385	365,172
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	1,090	1,004,908
5.70%, 10/01/40(b)	810	741,738
Series X-R, 4.75%, 09/12/28(a)(b)	1,410	1,374,154
Eni USA Inc., 7.30%, 11/15/27(a)	240	258,086
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	955	915,666
3.90%, 04/01/35 (Call 10/01/34)	991	874,586
4.15%, 01/15/26 (Call 10/15/25)(a)	1,206	1,177,434
4.38%, 04/15/30 (Call 01/15/30)	1,078	1,036,631
4.95%, 04/15/50 (Call 10/15/49)(a)	755	726,121
5.10%, 01/15/36 (Call 07/15/35)	105	102,121
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	1,015	928,528
3.63%, 05/15/31 (Call 11/15/30)(a)(b)	605	507,746
3.90%, 10/01/27 (Call 07/01/27)(a)	1,230	1,124,737
5.00%, 01/15/29 (Call 07/15/28)	778	727,936
5.68%, 10/01/25 (Call 10/04/23)	315	310,878
5.70%, 04/01/28 (Call 03/01/28)(a)	405	398,109
6.13%, 02/01/25 (Call 01/01/25)	1,272	1,273,755
7.00%, 02/01/30 (Call 11/01/29)(a)	1,000	1,032,150
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	986	899,995
2.38%, 05/22/30 (Call 02/22/30)	1,087	927,133
2.88%, 04/06/25 (Call 03/06/25)	1,841	1,760,883
3.00%, 04/06/27 (Call 02/06/27)(a)	647	602,012
3.13%, 04/06/30 (Call 01/06/30)	1,553	1,398,859
3.25%, 11/10/24	686	665,968
3.25%, 11/18/49 (Call 05/18/49)	1,322	979,718
3.63%, 09/10/28 (Call 06/10/28)	1,000	947,646
3.63%, 04/06/40 (Call 10/06/39)	874	719,259
3.70%, 03/01/24	789	776,827
3.70%, 04/06/50 (Call 10/06/49)	1,007	810,835
3.95%, 05/15/43	1,112	941,018
4.25%, 11/23/41	789	703,071
4.80%, 11/08/43	913	869,979
5.10%, 08/17/40	843	837,173
6.50%, 12/01/28(a)(b)	605	640,814
6.80%, 01/15/28(a)	575	619,288
7.15%, 11/15/25	728	764,180

Security	Par (000)	Value

Oil & Gas (continued)
7.15%, 01/15/29	$115	$123,895
7.25%, 09/23/27	734	802,891
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	993	949,247
2.28%, 08/16/26 (Call 06/16/26)	1,192	1,094,080
2.44%, 08/16/29 (Call 05/16/29)	1,535	1,351,790
2.61%, 10/15/30 (Call 07/15/30)(a)	2,078	1,804,019
2.71%, 03/06/25 (Call 12/06/24)	1,960	1,872,610
2.99%, 03/19/25 (Call 02/19/25)	2,144	2,058,358
3.00%, 08/16/39 (Call 02/16/39)	1,347	1,034,015
3.04%, 03/01/26 (Call 12/01/25)	2,921	2,767,753
3.10%, 08/16/49 (Call 02/16/49)	1,439	1,033,335
3.18%, 03/15/24 (Call 12/15/23)	1,050	1,028,608
3.29%, 03/19/27 (Call 01/19/27)	1,062	1,011,731
3.45%, 04/15/51 (Call 10/15/50)(a)	2,726	2,079,097
3.48%, 03/19/30 (Call 12/19/29)	2,373	2,199,873
3.57%, 03/06/45 (Call 09/06/44)	1,315	1,039,613
4.11%, 03/01/46 (Call 09/01/45)	2,677	2,285,797
4.23%, 03/19/40 (Call 09/19/39)	2,361	2,120,790
4.33%, 03/19/50 (Call 09/19/49)	2,586	2,295,498
GS Caltex Corp., 3.00%, 06/04/24(b)	485	467,341
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(a)	1,032	842,248
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	328	320,176
4.30%, 04/01/27 (Call 01/01/27)	1,310	1,253,954
5.60%, 02/15/41(a)	1,266	1,182,491
5.80%, 04/01/47 (Call 10/01/46)(a)	395	373,398
6.00%, 01/15/40	1,009	990,841
7.13%, 03/15/33	1,004	1,078,858
7.30%, 08/15/31	1,142	1,239,692
7.88%, 10/01/29	491	539,914
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	390	346,758
5.88%, 04/01/26 (Call 01/01/26)	991	991,661
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	400	298,708
4.75%, 04/24/25(b)	420	407,678
4.75%, 04/19/27(b)	195	178,402
5.38%, 04/24/30(b)	1,145	1,031,737
5.75%, 04/19/47(b)	100	79,726
6.38%, 10/24/48(b)	1,380	1,157,290
Lundin Energy Finance BV
2.00%, 07/15/26 (Call 06/15/26)(b)	1,495	1,326,104
3.10%, 07/15/31 (Call 05/15/31)(b)	955	781,876
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	1,444	1,375,402
5.20%, 06/01/45 (Call 12/01/44)(a)	794	668,959
6.60%, 10/01/37	890	886,433
6.80%, 03/15/32	708	730,996
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	675	657,288
3.80%, 04/01/28 (Call 01/01/28)	869	802,518
4.50%, 04/01/48 (Call 10/01/47)	644	515,555
4.70%, 05/01/25 (Call 04/01/25)	1,637	1,613,972
4.75%, 09/15/44 (Call 03/15/44)	1,143	950,538
5.00%, 09/15/54 (Call 03/15/54)	323	272,137
5.13%, 12/15/26 (Call 09/15/26)	966	959,776
5.85%, 12/15/45 (Call 06/15/45)	320	295,218
6.50%, 03/01/41 (Call 09/01/40)(a)	1,120	1,158,033

98	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Motiva Enterprises LLC, 6.85%, 01/15/40(a)(b)	$740	$775,839
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	914	905,945
Ovintiv Inc.
6.50%, 08/15/34(a)	770	771,121
6.50%, 02/01/38	620	608,018
6.63%, 08/15/37	560	557,021
7.20%, 11/01/31	380	399,147
7.38%, 11/01/31	555	592,683
8.13%, 09/15/30	473	518,126
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	987	880,903
2.30%, 02/09/31 (Call 11/09/30)(b)	1,290	1,035,881
3.10%, 01/21/30 (Call 10/21/29)(b)	290	251,299
3.10%, 08/27/30 (Call 05/25/30)(b)	535	457,435
3.65%, 07/30/29(a)(b)	165	150,150
4.15%, 02/25/60 (Call 08/25/59)(b)	710	498,777
4.18%, 01/21/50 (Call 07/21/49)(b)	1,020	773,831
4.70%, 07/30/49(b)	867	704,833
5.63%, 05/20/43(b)	1,180	1,094,571
6.00%, 05/03/42(a)(b)	1,280	1,235,872
6.45%, 05/30/44(b)	1,482	1,496,967
6.50%, 05/27/41(b)	475	480,050
6.50%, 11/07/48(b)	635	641,383
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	590	633,290
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(b)	1,145	940,526
3.40%, 04/28/61 (Call 10/28/60)(b)	1,615	1,130,554
3.50%, 03/18/25(b)	532	513,933
3.50%, 04/21/30 (Call 01/21/30)(b)	1,713	1,560,415
4.50%, 03/18/45(b)	1,450	1,306,280
4.55%, 04/21/50 (Call 10/21/49)(b)	2,588	2,328,880
4.80%, 04/21/60 (Call 10/21/59)(a)(b)	1,115	1,028,759
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	540	472,704
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	716	638,258
2.15%, 12/15/30 (Call 09/15/30)(a)	956	763,918
2.45%, 12/15/24 (Call 11/15/24)(a)(b)	882	832,136
3.15%, 12/15/29 (Call 09/15/29)(a)(b)	753	655,241
3.30%, 03/15/52 (Call 09/15/51)	1,470	1,014,573
3.55%, 10/01/26 (Call 07/01/26)(a)(b)	794	739,401
3.61%, 02/15/25 (Call 11/15/24)(b)	190	183,182
3.75%, 03/01/28 (Call 12/01/27)(b)	33	30,457
3.85%, 04/09/25 (Call 03/09/25)	825	800,867
3.90%, 03/15/28 (Call 12/15/27)	953	900,120
4.65%, 11/15/34 (Call 05/15/34)	1,366	1,274,760
4.68%, 02/15/45 (Call 08/15/44)(b)	545	475,308
4.88%, 11/15/44 (Call 05/15/44)(a)	1,861	1,693,652
4.90%, 10/01/46 (Call 04/01/46)(b)	724	638,458
5.88%, 05/01/42	1,295	1,344,487
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	354	315,223
1.90%, 08/15/30 (Call 05/15/30)	1,036	807,390
2.15%, 01/15/31 (Call 10/15/30)	388	305,993
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)(b)	465	416,055
2.99%, 01/15/30 (Call 07/15/29)(a)(b)	50	43,435
3.90%, 12/06/59(b)	435	299,873
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(b)	1,607	1,423,673

Security	Par (000)	Value

Oil & Gas (continued)
2.25%, 07/12/31 (Call 04/12/31)(a)(b)	$3,441	$2,825,921
3.13%, 07/12/41 (Call 01/12/41)(b)	3,450	2,621,655
3.30%, 07/12/51 (Call 01/12/51)(b)	3,535	2,576,131
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	345	332,167
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	892	901,467
6.33%, 09/30/27(b)	806	817,732
Reliance Industries Ltd.
2.88%, 01/12/32(b)	1,570	1,272,943
3.63%, 01/12/52(a)(b)	1,650	1,154,598
3.67%, 11/30/27(b)	100	92,281
3.75%, 01/12/62(a)(b)	970	653,831
4.13%, 01/28/25(b)	577	560,792
4.88%, 02/10/45(b)	100	87,303
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(b)	736	694,482
1.60%, 06/17/26 (Call 05/17/26)(b)	315	283,679
2.69%, 06/17/31 (Call 03/17/31)(b)	2,877	2,454,513
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(a)(b)	1,006	829,077
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	1,842	1,677,178
2.25%, 11/24/30 (Call 08/24/30)(a)(b)	1,987	1,632,122
2.88%, 04/16/24(b)	1,437	1,393,890
3.25%, 11/24/50 (Call 05/24/50)(b)	1,756	1,195,801
3.50%, 04/16/29(b)	2,661	2,429,120
3.50%, 11/24/70 (Call 05/24/70)(b)	1,775	1,165,287
4.25%, 04/16/39(b)	4,122	3,623,032
4.38%, 04/16/49(b)	2,531	2,132,266
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(a)	1,313	1,247,701
2.38%, 11/07/29 (Call 08/07/29)	1,723	1,478,751
2.50%, 09/12/26(a)	1,291	1,185,503
2.75%, 04/06/30 (Call 01/06/30)(a)	2,081	1,826,722
2.88%, 05/10/26	2,356	2,206,373
2.88%, 11/26/41 (Call 05/26/41)	540	396,987
3.00%, 11/26/51 (Call 05/26/51)(a)	1,185	820,339
3.13%, 11/07/49 (Call 05/07/49)	1,117	800,576
3.25%, 05/11/25	1,933	1,861,627
3.25%, 04/06/50 (Call 10/06/49)	1,842	1,353,494
3.63%, 08/21/42(a)	1,551	1,264,905
3.75%, 09/12/46	1,364	1,083,793
3.88%, 11/13/28 (Call 08/23/28)	1,800	1,718,446
4.00%, 05/10/46	2,275	1,889,647
4.13%, 05/11/35	1,954	1,798,161
4.38%, 05/11/45	2,486	2,198,373
4.55%, 08/12/43	1,241	1,132,904
5.50%, 03/25/40(a)	1,485	1,527,576
6.38%, 12/15/38	2,868	3,183,317
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	230	202,531
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	760	730,781
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	1,310	1,295,450
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(b)	1,420	1,359,385
4.10%, 04/28/45(b)	225	192,735
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	1,253	1,155,228
3.50%, 05/03/26(a)(b)	435	414,022

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	$1,115	$1,036,827
3.63%, 04/12/27(a)(b)	1,200	1,143,480
4.00%, 09/13/47(b)	710	593,137
4.25%, 04/12/47(a)(b)	300	259,397
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	250	225,655
2.15%, 05/13/25 (Call 04/13/25)(b)	1,360	1,259,689
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	889	752,213
2.50%, 08/08/24 (Call 07/08/24)(b)	680	653,903
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	730	695,924
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	980	862,294
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	879	787,417
2.95%, 11/12/29 (Call 08/12/29)(b)	619	551,343
3.10%, 01/08/51 (Call 07/08/50)(b)	175	121,332
3.35%, 05/13/50 (Call 11/13/49)(b)	1,084	791,842
3.44%, 11/12/49 (Call 05/12/49)(b)	435	322,747
3.68%, 08/08/49 (Call 02/08/49)(b)	937	733,417
4.13%, 09/12/25(b)	510	497,567
4.25%, 09/12/28(a)(b)	640	622,963
4.60%, 09/12/48(b)	738	671,223
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	500	367,669
4.00%, 11/15/47 (Call 05/15/47)	720	562,665
5.95%, 12/01/34	459	455,572
6.50%, 06/15/38	1,426	1,464,670
6.80%, 05/15/38	1,075	1,145,811
6.85%, 06/01/39	1,076	1,148,058
7.00%, 11/15/28	130	138,931
7.15%, 02/01/32	845	914,516
7.88%, 06/15/26	445	472,889
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	522	464,212
3.25%, 08/15/30 (Call 02/15/30)(b)	460	346,955
4.00%, 08/15/26(b)	685	603,348
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	540	427,719
3.50%, 10/17/49(a)(b)	770	465,303
3.75%, 06/18/50(a)(b)	765	483,490
4.63%, 11/20/28(b)	200	186,273
5.38%, 11/20/48(b)	210	173,347
Tosco Corp., 8.13%, 02/15/30	465	539,633
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,419	1,355,706
2.83%, 01/10/30 (Call 10/10/29)	1,631	1,439,710
2.99%, 06/29/41 (Call 12/29/40)	902	671,393
3.13%, 05/29/50 (Call 11/29/49)	2,630	1,882,117
3.39%, 06/29/60 (Call 12/29/59)(a)	636	456,281
3.45%, 02/19/29 (Call 11/19/28)	1,474	1,362,345
3.46%, 07/12/49 (Call 01/12/49)	1,215	926,386
3.75%, 04/10/24	1,044	1,025,835
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	1,174	1,125,047
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	807	710,004
2.80%, 12/01/31 (Call 09/01/31)	880	714,471
2.85%, 04/15/25 (Call 03/15/25)(a)	82	77,669
3.40%, 09/15/26 (Call 06/15/26)	25	23,409
3.65%, 12/01/51 (Call 06/01/51)	1,315	932,602
4.00%, 06/01/52 (Call 12/01/51)(a)	893	673,449
4.35%, 06/01/28 (Call 03/01/28)	1,028	984,859

Security	Par (000)	Value

Oil & Gas (continued)
4.90%, 03/15/45(a)	$488	$436,047
6.63%, 06/15/37	1,676	1,778,131
7.50%, 04/15/32	625	705,420
Var Energi ASA
7.50%, 01/15/28 (Call 12/15/27)(a)(b)	595	613,604
8.00%, 11/15/32 (Call 08/15/32)(b)	825	859,939
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	1,600	1,538,444
3.70%, 09/15/26 (Call 06/15/26)(b)	1,225	1,149,111
3.70%, 03/15/28 (Call 12/15/27)(a)(b)	625	571,734
4.50%, 03/04/29 (Call 12/04/28)(b)	1,211	1,137,276
XTO Energy Inc., 6.75%, 08/01/37	632	712,450

		342,923,377

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	1,205	1,132,197
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	857	766,020
3.14%, 11/07/29 (Call 08/07/29)	740	651,056
3.34%, 12/15/27 (Call 09/15/27)	1,673	1,544,349
4.08%, 12/15/47 (Call 06/15/47)	1,513	1,197,931
4.49%, 05/01/30 (Call 02/01/30)	672	637,418
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	1,341	1,159,083
3.80%, 11/15/25 (Call 08/15/25)	767	741,776
4.50%, 11/15/41 (Call 05/15/41)	700	584,682
4.75%, 08/01/43 (Call 02/01/43)	1,113	958,616
4.85%, 11/15/35 (Call 05/15/35)	1,000	932,108
5.00%, 11/15/45 (Call 05/15/45)	1,918	1,694,773
6.70%, 09/15/38	1,187	1,274,752
7.45%, 09/15/39	1,153	1,309,591
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	858	759,291
3.95%, 12/01/42 (Call 06/01/42)	1,124	816,544
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	977	893,373
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(a)(b)	725	710,936
3.90%, 05/17/28 (Call 02/17/28)(b)	862	809,920
4.00%, 12/21/25 (Call 09/21/25)(b)	973	937,936
4.30%, 05/01/29 (Call 02/01/29)(b)	999	941,399
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	1,534	1,319,771

		21,773,522

Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	525	495,519
4.50%, 05/15/28 (Call 02/15/28)(a)	660	630,693
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	723	599,312
2.69%, 05/25/31 (Call 02/25/31)	788	639,610
3.10%, 09/15/26 (Call 06/15/26)	1,040	957,640
4.00%, 05/17/25 (Call 04/17/25)	839	810,338
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	135	113,857
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	1,395	1,243,500
1.65%, 01/15/27 (Call 12/15/26)	560	480,598
4.88%, 07/15/26 (Call 07/15/23)(b)	1,595	1,527,213
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	767	736,000

100	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(b)	$1,010	$832,281
3.25%, 10/01/26 (Call 07/01/26)(b)	590	531,446
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	460	433,682
1.51%, 04/15/26 (Call 03/15/26)(b)	682	596,018
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	885	760,968
3.05%, 10/01/51 (Call 04/01/51)	615	401,920
3.40%, 12/15/27 (Call 09/15/27)(a)	1,121	1,036,161
3.65%, 09/15/24 (Call 06/15/24)	453	441,748
4.05%, 12/15/49 (Call 06/15/49)	589	464,123
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(b)	433	373,087
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	655	573,548
Sonoco Products Co.
1.80%, 02/01/25 (Call 03/31/23)	915	855,970
2.25%, 02/01/27 (Call 01/01/27)(a)	650	582,914
2.85%, 02/01/32 (Call 11/01/31)	530	434,754
3.13%, 05/01/30 (Call 02/01/30)	1,035	891,576
WestRock MWV LLC
7.95%, 02/15/31(a)	515	582,251
8.20%, 01/15/30(a)	315	360,857
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	515	492,380
3.00%, 06/15/33 (Call 03/15/33)(a)	912	735,714
3.38%, 09/15/27 (Call 06/15/27)	359	331,001
3.75%, 03/15/25 (Call 01/15/25)	884	854,083
3.90%, 06/01/28 (Call 03/01/28)	645	597,280
4.00%, 03/15/28 (Call 12/15/27)	1,153	1,076,903
4.20%, 06/01/32 (Call 03/01/32)(a)	581	525,049
4.65%, 03/15/26 (Call 01/15/26)	869	850,933
4.90%, 03/15/29 (Call 12/15/28)(a)	734	704,007

		24,554,934

Pharmaceuticals — 4.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	1,933	1,843,082
2.95%, 11/21/26 (Call 09/21/26)	3,920	3,617,640
3.20%, 05/14/26 (Call 02/14/26)	2,551	2,396,786
3.20%, 11/21/29 (Call 08/21/29)	4,038	3,571,426
3.60%, 05/14/25 (Call 02/14/25)(a)	2,375	2,285,404
3.80%, 03/15/25 (Call 12/15/24)	2,281	2,212,732
3.85%, 06/15/24 (Call 03/15/24)	1,074	1,053,817
4.05%, 11/21/39 (Call 05/21/39)	4,290	3,618,496
4.25%, 11/14/28 (Call 08/14/28)(a)	1,682	1,608,846
4.25%, 11/21/49 (Call 05/21/49)	6,344	5,282,667
4.30%, 05/14/36 (Call 11/14/35)	1,453	1,306,702
4.40%, 11/06/42	2,939	2,548,650
4.45%, 05/14/46 (Call 11/14/45)	2,241	1,920,048
4.50%, 05/14/35 (Call 11/14/34)	2,645	2,455,083
4.55%, 03/15/35 (Call 09/15/34)	2,058	1,913,950
4.63%, 10/01/42 (Call 04/01/42)	385	341,401
4.70%, 05/14/45 (Call 11/14/44)	2,922	2,586,802
4.75%, 03/15/45 (Call 09/15/44)	983	879,927
4.85%, 06/15/44 (Call 12/15/43)(a)	1,327	1,206,396
4.88%, 11/14/48 (Call 05/14/48)	2,010	1,842,441
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	665	552,727
2.80%, 05/15/30 (Call 02/15/30)	1,195	1,018,052
3.25%, 03/01/25 (Call 12/01/24)(a)	814	779,465
3.40%, 05/15/24 (Call 02/15/24)	575	560,692

Security	Par (000)	Value

Pharmaceuticals (continued)
3.45%, 12/15/27 (Call 09/15/27)	$723	$671,908
4.25%, 03/01/45 (Call 09/01/44)(a)	455	377,963
4.30%, 12/15/47 (Call 06/15/47)	652	550,289
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 03/31/23)	1,304	1,233,395
1.20%, 05/28/26 (Call 04/28/26)	1,830	1,620,941
1.75%, 05/28/28 (Call 03/28/28)	1,455	1,246,576
2.25%, 05/28/31 (Call 02/28/31)(a)	745	620,253
4.88%, 03/03/28 (Call 02/03/28)	1,000	997,980
4.88%, 03/03/33 (Call 12/03/32)	1,000	997,260
4.90%, 03/03/30 (Call 01/03/30)	1,000	995,900
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	1,582	1,387,337
1.38%, 08/06/30 (Call 05/06/30)	1,822	1,438,482
2.13%, 08/06/50 (Call 02/06/50)(a)	805	478,902
3.00%, 05/28/51 (Call 11/28/50)	745	535,573
3.13%, 06/12/27 (Call 03/12/27)	450	421,606
3.38%, 11/16/25	1,990	1,910,827
4.00%, 01/17/29 (Call 10/17/28)	1,187	1,137,796
4.00%, 09/18/42	970	846,529
4.38%, 11/16/45	804	730,441
4.38%, 08/17/48 (Call 02/17/48)	731	663,475
6.45%, 09/15/37	2,695	3,046,167
Bayer Corp., 6.65%, 02/15/28(a)(b)	214	221,861
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)(b)	687	667,397
3.95%, 04/15/45 (Call 10/15/44)(b)	373	272,992
4.20%, 07/15/34 (Call 01/15/34)(a)(b)	564	485,996
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	2,522	2,439,267
4.38%, 12/15/28 (Call 09/15/28)(a)(b)	3,797	3,569,602
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	872	697,502
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	1,412	1,230,135
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	160	124,294
4.70%, 07/15/64 (Call 01/15/64)(b)	1,120	884,836
4.88%, 06/25/48 (Call 12/25/47)(b)	1,825	1,583,734
5.50%, 08/15/25(b)	398	389,956
5.50%, 07/30/35(a)(b)	525	506,201
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	1,663	1,605,284
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,207	952,288
2.82%, 05/20/30 (Call 02/20/30)	636	544,054
3.36%, 06/06/24 (Call 04/06/24)	485	472,597
3.70%, 06/06/27 (Call 03/06/27)(a)	1,938	1,829,994
3.73%, 12/15/24 (Call 09/15/24)	1,288	1,251,968
3.79%, 05/20/50 (Call 11/20/49)(a)	345	266,417
4.30%, 08/22/32 (Call 05/22/32)	710	659,663
4.67%, 06/06/47 (Call 12/06/46)	1,557	1,368,043
4.69%, 02/13/28 (Call 01/13/28)	1,230	1,202,420
4.69%, 12/15/44 (Call 06/15/44)	1,101	976,607
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,334	1,194,942
1.13%, 11/13/27 (Call 09/13/27)	1,203	1,021,587
1.45%, 11/13/30 (Call 08/13/30)	1,931	1,524,428
2.35%, 11/13/40 (Call 05/13/40)	958	655,045
2.55%, 11/13/50 (Call 05/13/50)	1,975	1,256,459
2.90%, 07/26/24 (Call 06/26/24)	1,530	1,482,968
2.95%, 03/15/32 (Call 12/15/31)(a)	1,480	1,277,688
3.20%, 06/15/26 (Call 04/15/26)	2,546	2,410,321
3.25%, 02/27/27	120	113,547
3.25%, 08/01/42	745	574,238

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 07/26/29 (Call 04/26/29)	$2,846	$2,611,034
3.45%, 11/15/27 (Call 08/15/27)(a)	440	415,440
3.55%, 03/15/42 (Call 09/15/41)	1,375	1,117,268
3.63%, 05/15/24 (Call 02/15/24)	429	421,163
3.70%, 03/15/52 (Call 09/15/51)	1,965	1,553,244
3.90%, 02/20/28 (Call 11/20/27)	1,623	1,554,145
3.90%, 03/15/62 (Call 09/15/61)	1,085	849,030
4.13%, 06/15/39 (Call 12/15/38)	2,330	2,079,440
4.25%, 10/26/49 (Call 04/26/49)	4,142	3,576,391
4.35%, 11/15/47 (Call 05/15/47)	1,474	1,297,039
4.50%, 03/01/44 (Call 09/01/43)	200	181,629
4.55%, 02/20/48 (Call 08/20/47)	1,167	1,062,870
4.63%, 05/15/44 (Call 11/15/43)(a)	1,000	922,874
5.00%, 08/15/45 (Call 02/15/45)	530	516,576
5.88%, 11/15/36(a)	164	172,213
6.80%, 11/15/26(a)	285	304,624
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	854	826,986
3.41%, 06/15/27 (Call 03/15/27)	1,226	1,142,198
3.50%, 11/15/24 (Call 08/15/24)	459	443,165
3.75%, 09/15/25 (Call 06/15/25)	707	678,939
4.37%, 06/15/47 (Call 12/15/46)	542	432,751
4.50%, 11/15/44 (Call 05/15/44)	712	587,971
4.60%, 03/15/43	385	325,605
4.90%, 09/15/45 (Call 03/15/45)	464	403,103
Cigna Group (The)
0.61%, 03/15/24 (Call 03/31/23)	473	450,380
1.25%, 03/15/26 (Call 02/15/26)	615	546,730
2.38%, 03/15/31 (Call 12/15/30)	1,480	1,204,925
2.40%, 03/15/30 (Call 12/15/29)	1,775	1,483,363
3.05%, 10/15/27 (Call 07/15/27)	998	912,707
3.20%, 03/15/40 (Call 09/15/39)	1,054	788,698
3.25%, 04/15/25 (Call 01/15/25)	785	754,093
3.40%, 03/01/27 (Call 12/01/26)	1,410	1,320,268
3.40%, 03/15/50 (Call 09/15/49)	1,560	1,094,136
3.40%, 03/15/51 (Call 09/15/50)	1,700	1,192,392
3.50%, 06/15/24 (Call 03/17/24)	548	534,660
3.88%, 10/15/47 (Call 04/15/47)(a)	1,277	975,859
4.13%, 11/15/25 (Call 09/15/25)	2,348	2,283,346
4.38%, 10/15/28 (Call 07/15/28)	4,007	3,847,539
4.50%, 02/25/26 (Call 11/27/25)	1,521	1,486,320
4.80%, 08/15/38 (Call 02/15/38)	2,373	2,185,687
4.80%, 07/15/46 (Call 01/16/46)	1,444	1,275,316
4.90%, 12/15/48 (Call 06/15/48)	2,838	2,552,494
5.38%, 02/15/42 (Call 08/15/41)(a)	70	65,013
5.40%, 03/15/33 (Call 12/15/32)	810	809,239
6.13%, 11/15/41	414	439,014
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,289	1,928,784
1.75%, 08/21/30 (Call 05/21/30)	1,090	850,642
1.88%, 02/28/31 (Call 11/28/30)	1,755	1,363,029
2.13%, 09/15/31 (Call 06/15/31)	940	737,570
2.63%, 08/15/24 (Call 07/15/24)	1,094	1,053,799
2.70%, 08/21/40 (Call 02/21/40)	1,338	903,896
2.88%, 06/01/26 (Call 03/01/26)	1,654	1,538,256
3.00%, 08/15/26 (Call 06/15/26)	874	810,947
3.25%, 08/15/29 (Call 05/15/29)	1,832	1,617,722
3.38%, 08/12/24 (Call 05/12/24)	535	519,523
3.63%, 04/01/27 (Call 02/01/27)	1,056	993,034
3.75%, 04/01/30 (Call 01/01/30)(a)	1,699	1,534,600

Security	Par (000)	Value

Pharmaceuticals (continued)
3.88%, 07/20/25 (Call 04/20/25)	$2,161	$2,093,621
4.10%, 03/25/25 (Call 01/25/25)	1,079	1,056,750
4.13%, 04/01/40 (Call 10/01/39)	996	817,336
4.25%, 04/01/50 (Call 10/01/49)	845	675,844
4.30%, 03/25/28 (Call 12/25/27)	4,766	4,556,307
4.78%, 03/25/38 (Call 09/25/37)	5,701	5,179,004
4.88%, 07/20/35 (Call 01/20/35)	1,338	1,257,188
5.00%, 12/01/24 (Call 09/01/24)	433	430,544
5.00%, 02/20/26 (Call 01/20/26)	840	835,375
5.05%, 03/25/48 (Call 09/25/47)	8,264	7,416,942
5.13%, 02/21/30 (Call 12/21/29)	1,640	1,610,356
5.13%, 07/20/45 (Call 01/20/45)	3,543	3,199,637
5.25%, 02/21/33 (Call 11/21/32)	1,665	1,638,936
5.30%, 12/05/43 (Call 06/05/43)	830	773,698
5.63%, 02/21/53 (Call 08/21/52)	910	880,665
6.13%, 09/15/39(a)	788	802,307
6.25%, 06/01/27	504	523,904
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	1,688	1,060,315
2.50%, 09/15/60 (Call 03/15/60)(a)	1,092	662,278
2.75%, 06/01/25 (Call 03/01/25)	902	857,158
3.10%, 05/15/27 (Call 02/15/27)	420	392,948
3.38%, 03/15/29 (Call 12/15/28)	1,353	1,255,930
3.70%, 03/01/45 (Call 09/01/44)(a)	755	638,029
3.95%, 05/15/47 (Call 11/15/46)(a)	76	67,200
3.95%, 03/15/49 (Call 09/15/48)	130	115,155
4.15%, 03/15/59 (Call 09/15/58)	615	538,262
4.70%, 02/27/33 (Call 11/27/32)	515	512,295
4.88%, 02/27/53 (Call 08/27/52)	665	663,885
4.95%, 02/27/63 (Call 08/27/62)	220	218,715
5.50%, 03/15/27(a)	145	149,592
5.55%, 03/15/37(a)	120	126,923
5.95%, 11/15/37	185	198,069
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	1,399	1,339,315
Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/15/24)	350	340,963
4.50%, 02/25/26 (Call 11/27/25)	809	791,424
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	968	939,431
3.88%, 05/15/28	2,194	2,089,548
4.20%, 03/18/43	840	727,770
5.38%, 04/15/34(a)	970	997,652
6.38%, 05/15/38(a)	2,818	3,183,835
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	966	940,570
3.38%, 06/01/29 (Call 03/01/29)	749	684,572
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	1,222	1,102,808
0.95%, 09/01/27 (Call 07/01/27)	1,491	1,275,972
1.30%, 09/01/30 (Call 06/01/30)(a)	1,776	1,427,180
2.10%, 09/01/40 (Call 03/01/40)	848	581,623
2.25%, 09/01/50 (Call 03/01/50)	850	539,736
2.45%, 03/01/26 (Call 12/01/25)(a)	2,223	2,081,802
2.45%, 09/01/60 (Call 03/01/60)	1,123	688,390
2.63%, 01/15/25 (Call 11/15/24)	768	737,912
2.90%, 01/15/28 (Call 10/15/27)	1,165	1,082,678
2.95%, 03/03/27 (Call 12/03/26)	1,033	972,883
3.40%, 01/15/38 (Call 07/15/37)	1,181	1,004,724
3.50%, 01/15/48 (Call 07/15/47)	1,389	1,145,001
3.55%, 03/01/36 (Call 09/01/35)	1,271	1,123,866

102	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.63%, 03/03/37 (Call 09/03/36)	$812	$717,123
3.70%, 03/01/46 (Call 09/01/45)	1,936	1,631,938
3.75%, 03/03/47 (Call 09/03/46)(a)	1,458	1,241,735
4.38%, 12/05/33 (Call 06/05/33)	1,227	1,212,087
4.50%, 09/01/40	515	495,261
4.50%, 12/05/43 (Call 06/05/43)	815	790,655
4.85%, 05/15/41	270	266,802
4.95%, 05/15/33(a)	536	561,603
5.85%, 07/15/38(a)	856	950,549
5.95%, 08/15/37	937	1,041,853
6.95%, 09/01/29(a)	345	406,483
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(a)	901	806,220
1.30%, 08/15/26 (Call 07/15/26)	700	614,112
3.80%, 03/15/24 (Call 12/15/23)(a)	672	661,188
3.95%, 02/16/28 (Call 11/16/27)(a)	417	393,691
4.88%, 03/15/44 (Call 09/15/43)(a)	1,412	1,280,371
5.25%, 02/15/26 (Call 02/15/24)(a)	100	99,478
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)(a)	1,113	1,080,989
4.60%, 06/01/44 (Call 12/01/43)	530	475,535
5.90%, 11/01/39	265	275,875
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	1,473	1,303,404
1.45%, 06/24/30 (Call 03/24/30)	1,550	1,241,133
1.70%, 06/10/27 (Call 05/10/27)	1,322	1,167,500
1.90%, 12/10/28 (Call 10/10/28)	1,127	966,340
2.15%, 12/10/31 (Call 09/10/31)	1,940	1,581,174
2.35%, 06/24/40 (Call 12/24/39)	1,193	829,930
2.45%, 06/24/50 (Call 12/24/49)(a)	1,706	1,085,589
2.75%, 02/10/25 (Call 11/10/24)(a)	1,825	1,750,597
2.75%, 12/10/51 (Call 06/10/51)(a)	2,328	1,556,734
2.90%, 03/07/24 (Call 02/07/24)	736	719,016
2.90%, 12/10/61 (Call 06/10/61)	1,660	1,064,850
3.40%, 03/07/29 (Call 12/07/28)	1,668	1,547,982
3.60%, 09/15/42 (Call 03/15/42)	922	752,812
3.70%, 02/10/45 (Call 08/10/44)	2,001	1,646,954
3.90%, 03/07/39 (Call 09/07/38)	1,326	1,160,643
4.00%, 03/07/49 (Call 09/07/48)	1,549	1,323,324
4.15%, 05/18/43(a)	1,239	1,106,539
6.50%, 12/01/33	870	984,287
6.55%, 09/15/37	265	302,451
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	183	192,862
5.85%, 06/30/39	100	103,602
5.95%, 12/01/28	650	687,791
6.40%, 03/01/28	205	219,716
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	1,134	1,057,189
5.20%, 04/15/48 (Call 10/15/47)	1,018	777,479
5.40%, 11/29/43 (Call 05/29/43)	631	510,817
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	1,599	1,501,580
2.00%, 02/14/27 (Call 12/14/26)(a)	1,712	1,549,443
2.20%, 08/14/30 (Call 05/14/30)	1,664	1,406,335
2.75%, 08/14/50 (Call 02/14/50)(a)	1,586	1,101,746
3.00%, 11/20/25 (Call 08/20/25)	1,866	1,775,566
3.10%, 05/17/27 (Call 02/17/27)	1,125	1,057,001
3.40%, 05/06/24	1,332	1,304,996
3.70%, 09/21/42	1,023	865,788

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 11/20/45 (Call 05/20/45)	$778	$679,655
4.40%, 05/06/44	2,132	1,977,394
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	929	849,595
1.70%, 05/28/30 (Call 02/28/30)	1,370	1,120,034
1.75%, 08/18/31 (Call 05/18/31)	1,075	855,342
2.55%, 05/28/40 (Call 11/28/39)	1,331	961,896
2.63%, 04/01/30 (Call 01/01/30)(a)	1,378	1,202,538
2.70%, 05/28/50 (Call 11/28/49)(a)	1,400	956,195
2.75%, 06/03/26(a)	640	601,121
2.95%, 03/15/24 (Call 02/15/24)	547	534,509
3.00%, 12/15/26(a)	1,717	1,614,107
3.40%, 05/15/24	717	702,185
3.45%, 03/15/29 (Call 12/15/28)(a)	1,358	1,265,819
3.60%, 09/15/28 (Call 06/15/28)(a)	1,173	1,116,004
3.90%, 03/15/39 (Call 09/15/38)	853	743,963
4.00%, 12/15/36(a)	789	721,780
4.00%, 03/15/49 (Call 09/15/48)(a)	1,119	970,094
4.10%, 09/15/38 (Call 03/15/38)	1,133	1,023,741
4.13%, 12/15/46	1,364	1,200,130
4.20%, 09/15/48 (Call 03/15/48)	903	805,088
4.30%, 06/15/43	1,211	1,103,862
4.40%, 05/15/44	798	737,502
5.60%, 09/15/40	792	830,997
7.20%, 03/15/39	2,607	3,173,701
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	1,196	1,134,856
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	2,591	2,411,928
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	2,775	2,262,736
3.03%, 07/09/40 (Call 01/09/40)	1,630	1,193,972
3.18%, 07/09/50 (Call 01/09/50)(a)	2,225	1,521,630
3.38%, 07/09/60 (Call 01/09/60)(a)	996	665,976
5.00%, 11/26/28 (Call 08/26/28)	1,158	1,143,346
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	1,436	1,342,923
5.25%, 06/15/46 (Call 12/15/45)	1,006	782,770
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	1,065	969,438
2.30%, 06/22/27 (Call 04/22/27)	1,290	1,114,239
2.70%, 06/22/30 (Call 03/22/30)	1,188	941,813
3.85%, 06/22/40 (Call 12/22/39)	1,776	1,211,311
4.00%, 06/22/50 (Call 12/22/49)	2,108	1,359,696
Wyeth LLC
5.95%, 04/01/37	2,086	2,236,480
6.00%, 02/15/36	740	791,061
6.50%, 02/01/34(a)	813	905,389
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	539	441,724
3.00%, 09/12/27 (Call 06/15/27)	896	826,537
3.00%, 05/15/50 (Call 11/15/49)	571	388,625
3.90%, 08/20/28 (Call 05/20/28)(a)	1,050	994,315
3.95%, 09/12/47 (Call 03/12/47)	552	442,740
4.45%, 08/20/48 (Call 02/20/48)	359	311,424
4.50%, 11/13/25 (Call 08/13/25)(a)	977	958,965
4.70%, 02/01/43 (Call 08/01/42)	1,506	1,358,367
5.40%, 11/14/25 (Call 10/14/25)	400	402,438
5.60%, 11/16/32 (Call 08/16/32)	135	139,811

		340,770,145

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 3.2%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	$310	$283,278
4.60%, 11/02/47(b)	2,100	1,913,625
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)(a)	490	415,527
3.60%, 09/01/32 (Call 06/01/32)	650	545,648
4.45%, 07/15/27 (Call 04/15/27)	653	622,651
4.80%, 05/03/29 (Call 02/03/29)	960	910,365
4.95%, 12/15/24 (Call 09/15/24)	970	954,274
5.95%, 06/01/26 (Call 03/01/26)	741	745,499
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(a)(b)	1,030	894,106
3.30%, 01/15/35 (Call 09/15/34)(a)(b)	915	761,950
3.40%, 01/15/38 (Call 07/15/37)(b)	750	627,261
3.70%, 01/15/39 (Call 07/15/38)(b)	1,075	880,133
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(a)	585	463,403
3.70%, 11/15/29 (Call 05/18/29)(a)	1,921	1,729,981
5.13%, 06/30/27 (Call 01/01/27)	1,774	1,750,237
5.88%, 03/31/25 (Call 10/02/24)	2,121	2,128,092
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	55	50,986
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	705	565,050
4.00%, 03/01/31 (Call 03/01/26)	1,120	965,046
4.50%, 10/01/29 (Call 10/01/24)	595	539,968
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	1,112	975,993
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(a)(b)	360	343,741
4.20%, 04/15/43 (Call 10/15/42)(b)	50	40,249
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	640	516,690
7.63%, 04/15/32(a)(b)	155	175,603
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	376	355,458
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	1,543	1,508,044
5.80%, 06/01/45 (Call 12/01/44)(a)	505	499,976
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	410	339,451
5.13%, 05/15/29 (Call 02/15/29)(a)	355	341,713
5.38%, 07/15/25 (Call 04/15/25)	25	24,692
5.60%, 04/01/44 (Call 10/01/43)(a)	520	487,755
5.63%, 07/15/27 (Call 04/15/27)	255	252,441
6.45%, 11/03/36(b)	540	548,354
6.75%, 09/15/37(a)(b)	530	556,161
DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(b)	795	704,564
Eastern Gas Transmission and Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	704	608,859
3.90%, 11/15/49 (Call 05/15/49)	736	540,974
4.60%, 12/15/44 (Call 06/15/44)	609	508,487
4.80%, 11/01/43 (Call 05/01/43)	272	234,292
EIG Pearl Holdings Sarl, 3.55%, 08/31/36(b)	200	167,235
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	430	359,418
8.38%, 06/15/32(a)	510	580,800
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	549	516,661
5.88%, 10/15/25 (Call 07/15/25)	514	519,063
7.38%, 10/15/45 (Call 04/15/45)	562	636,582
Series B, 7.50%, 04/15/38	710	792,948

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)(a)	$492	$431,970
2.50%, 01/15/25 (Call 12/15/24)	629	594,776
2.50%, 02/14/25	438	413,566
2.50%, 08/01/33 (Call 05/01/33)	1,580	1,220,481
3.13%, 11/15/29 (Call 08/15/29)	1,385	1,207,271
3.40%, 08/01/51 (Call 02/01/51)	760	523,540
3.50%, 06/10/24 (Call 03/10/24)	783	762,890
3.70%, 07/15/27 (Call 04/15/27)(a)	1,760	1,647,308
4.00%, 11/15/49 (Call 05/15/49)	545	419,334
4.25%, 12/01/26 (Call 09/01/26)	719	689,513
4.50%, 06/10/44 (Call 12/10/43)	979	817,860
5.50%, 12/01/46 (Call 05/29/46)	447	421,567
5.50%, 07/15/77 (Call 07/15/27), (3 mo. LIBOR US + 3.418%)(d)	870	803,718
6.25%, 03/01/78 (Call 03/01/28), (3 mo. LIBOR US + 3.641%)(d)	1,365	1,263,542
7.38%, 01/15/83 (Call 01/15/28), (5 year CMT + 3.708%)(d)	390	385,905
7.63%, 01/15/83 (Call 10/15/32), (5 year CMT + 4.418%)(d)	60	60,975
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27), (3 mo. LIBOR US + 3.890%)(d)	782	746,104
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30), (5 year CMT + 5.314%)(a)(d)	798	748,420
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,194	1,126,826
3.75%, 05/15/30 (Call 02/15/30)	1,176	1,043,265
3.90%, 05/15/24 (Call 02/15/24)(a)	553	540,330
3.90%, 07/15/26 (Call 04/15/26)	904	853,308
4.00%, 10/01/27 (Call 07/01/27)	1,099	1,024,531
4.05%, 03/15/25 (Call 12/15/24)	863	837,498
4.15%, 09/15/29 (Call 06/15/29)	743	676,827
4.20%, 04/15/27 (Call 01/15/27)	342	323,568
4.25%, 04/01/24 (Call 01/01/24)	742	730,383
4.40%, 03/15/27 (Call 12/15/26)	807	770,922
4.50%, 04/15/24 (Call 03/15/24)	708	698,820
4.75%, 01/15/26 (Call 10/15/25)	1,229	1,202,575
4.90%, 03/15/35 (Call 09/15/34)(a)	573	514,964
4.95%, 05/15/28 (Call 02/15/28)	1,017	979,411
4.95%, 06/15/28 (Call 03/15/28)	690	666,411
4.95%, 01/15/43 (Call 07/15/42)	587	479,071
5.00%, 05/15/44 (Call 11/15/43)	435	357,359
5.00%, 05/15/50 (Call 11/15/49)(a)	2,305	1,888,809
5.15%, 02/01/43 (Call 08/01/42)	436	365,936
5.15%, 03/15/45 (Call 09/15/44)	1,282	1,075,850
5.25%, 04/15/29 (Call 01/15/29)	1,484	1,447,312
5.30%, 04/01/44 (Call 10/01/43)	918	786,190
5.30%, 04/15/47 (Call 10/15/46)	1,035	878,530
5.35%, 05/15/45 (Call 11/15/44)	896	764,077
5.40%, 10/01/47 (Call 04/01/47)(a)	1,551	1,333,451
5.50%, 06/01/27 (Call 03/01/27)	1,108	1,101,590
5.55%, 02/15/28 (Call 01/15/28)	700	697,305
5.75%, 02/15/33 (Call 11/15/32)	770	757,511
5.95%, 12/01/25 (Call 09/01/25)	651	656,758
5.95%, 10/01/43 (Call 04/01/43)	487	452,978
6.00%, 06/15/48 (Call 12/15/47)	1,090	1,002,488
6.05%, 06/01/41 (Call 12/01/40)(a)	567	543,295
6.10%, 02/15/42(a)	587	543,734
6.13%, 12/15/45 (Call 06/15/45)	1,260	1,179,385

104	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.25%, 04/15/49 (Call 10/15/48)	$2,012	$1,913,667
6.50%, 02/01/42 (Call 08/01/41)	815	812,506
6.63%, 10/15/36	555	564,246
6.85%, 02/15/40(a)	170	167,354
7.50%, 07/01/38	390	420,910
8.25%, 11/15/29 (Call 08/15/29)	959	1,078,101
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	430	402,884
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	1,318	1,128,624
3.13%, 07/31/29 (Call 04/30/29)	1,284	1,132,127
3.20%, 02/15/52 (Call 08/15/51)	1,064	712,988
3.30%, 02/15/53 (Call 08/15/52)	1,017	689,858
3.70%, 02/15/26 (Call 11/15/25)(a)	970	931,410
3.70%, 01/31/51 (Call 07/31/50)	1,541	1,133,481
3.75%, 02/15/25 (Call 11/15/24)	1,369	1,328,493
3.95%, 02/15/27 (Call 11/15/26)	755	720,938
3.95%, 01/31/60 (Call 07/31/59)	1,046	766,957
4.15%, 10/16/28 (Call 07/16/28)	1,292	1,221,588
4.20%, 01/31/50 (Call 07/31/49)(a)	1,139	914,157
4.25%, 02/15/48 (Call 08/15/47)	1,427	1,155,471
4.45%, 02/15/43 (Call 08/15/42)	779	664,549
4.80%, 02/01/49 (Call 08/01/48)	1,250	1,093,597
4.85%, 08/15/42 (Call 02/15/42)	750	672,354
4.85%, 03/15/44 (Call 09/15/43)	1,146	1,017,779
4.90%, 05/15/46 (Call 11/15/45)(a)	1,295	1,135,037
4.95%, 10/15/54 (Call 04/15/54)	427	372,825
5.05%, 01/10/26	1,075	1,072,780
5.10%, 02/15/45 (Call 08/15/44)	1,176	1,076,378
5.35%, 01/31/33 (Call 10/31/32)	1,325	1,324,178
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(d)	953	795,755
5.70%, 02/15/42	697	684,625
5.95%, 02/01/41	640	647,391
6.13%, 10/15/39	707	738,503
6.45%, 09/01/40	480	507,682
7.55%, 04/15/38	455	512,156
Series D, 6.88%, 03/01/33	737	815,169
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(d)	931	831,290
Series H, 6.65%, 10/15/34	665	708,945
Series J, 5.75%, 03/01/35(a)	246	242,590
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	645	520,552
4.32%, 12/30/39 (Call 06/30/39)(b)	560	413,597
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)(b)	513	442,617
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	600	471,383
2.55%, 07/01/30 (Call 04/01/30)(b)	665	551,216
4.35%, 07/15/25 (Call 04/15/25)(b)	985	950,778
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	162	149,645
2.16%, 03/31/34(b)	1,729	1,459,316
2.94%, 09/30/40(b)	58	45,648
3.25%, 09/30/40(b)	190	144,535
GNL Quintero SA, 4.63%, 07/31/29(b)	463	443,421
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(b)	782	707,618
3.45%, 10/15/27 (Call 08/15/27)(b)	585	515,113
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	910	874,703

Security	Par (000)	Value

Pipelines (continued)
5.95%, 10/15/45 (Call 04/15/45)(b)	$155	$140,475
6.19%, 11/01/25(b)	375	373,286
KazTransGas JSC, 4.38%, 09/26/27(b)	220	197,770
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	689	675,273
4.30%, 05/01/24 (Call 02/01/24)	685	675,222
4.70%, 11/01/42 (Call 05/01/42)	452	374,915
5.00%, 08/15/42 (Call 02/15/42)	663	566,727
5.00%, 03/01/43 (Call 09/01/42)	970	824,282
5.40%, 09/01/44 (Call 03/01/44)	720	645,396
5.50%, 03/01/44 (Call 09/01/43)	633	571,765
5.63%, 09/01/41	449	410,411
5.80%, 03/15/35	740	722,515
6.38%, 03/01/41	605	602,819
6.50%, 02/01/37	788	790,884
6.50%, 09/01/39	615	622,841
6.55%, 09/15/40	482	482,560
6.95%, 01/15/38	1,040	1,108,118
7.30%, 08/15/33	805	873,745
7.40%, 03/15/31(a)	334	359,940
7.50%, 11/15/40	546	596,645
7.75%, 03/15/32(a)	372	410,532
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	880	771,639
2.00%, 02/15/31 (Call 11/15/30)(a)	477	370,586
3.25%, 08/01/50 (Call 02/01/50)	815	516,334
3.60%, 02/15/51 (Call 08/15/50)	891	602,120
4.30%, 06/01/25 (Call 03/01/25)	1,705	1,665,266
4.30%, 03/01/28 (Call 12/01/27)(a)	1,067	1,017,716
4.80%, 02/01/33 (Call 11/01/32)	440	407,656
5.05%, 02/15/46 (Call 08/15/45)	826	696,967
5.20%, 06/01/33 (Call 03/01/33)	510	485,620
5.20%, 03/01/48 (Call 09/01/47)	641	556,939
5.30%, 12/01/34 (Call 06/01/34)	467	437,991
5.45%, 08/01/52 (Call 02/01/52)	1,170	1,044,561
5.55%, 06/01/45 (Call 12/01/44)	1,773	1,603,145
7.75%, 01/15/32	1,006	1,122,501
7.80%, 08/01/31(a)	638	709,819
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	585	559,361
3.25%, 06/01/30 (Call 03/01/30)	655	570,367
3.95%, 03/01/50 (Call 09/01/49)	795	584,038
4.20%, 12/01/42 (Call 06/01/42)	136	99,292
4.20%, 03/15/45 (Call 09/15/44)	330	254,496
4.20%, 10/03/47 (Call 04/03/47)	602	459,622
4.25%, 09/15/46 (Call 03/15/46)	840	647,042
4.85%, 02/01/49 (Call 08/01/48)	540	455,020
5.00%, 03/01/26 (Call 12/01/25)	868	856,538
5.15%, 10/15/43 (Call 04/15/43)	831	729,578
6.40%, 05/01/37(a)	350	347,903
Midwest Connector Capital Co. LLC
3.90%, 04/01/24 (Call 03/01/24)(b)	696	678,559
4.63%, 04/01/29 (Call 01/01/29)(b)	710	648,028
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,878	1,679,430
2.65%, 08/15/30 (Call 05/15/30)	1,770	1,452,318
4.00%, 02/15/25 (Call 11/15/24)	655	635,524
4.00%, 03/15/28 (Call 12/15/27)	1,477	1,382,674
4.13%, 03/01/27 (Call 12/01/26)	1,362	1,299,358
4.25%, 12/01/27 (Call 09/01/27)	977	924,238

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.50%, 04/15/38 (Call 10/15/37)	$1,847	$1,575,885
4.70%, 04/15/48 (Call 10/15/47)	1,585	1,273,869
4.80%, 02/15/29 (Call 11/15/28)	806	774,159
4.88%, 12/01/24 (Call 09/01/24)	1,021	1,007,059
4.88%, 06/01/25 (Call 03/01/25)(a)	1,155	1,137,154
4.90%, 04/15/58 (Call 10/15/57)	463	368,831
4.95%, 09/01/32 (Call 06/01/32)	1,015	953,884
4.95%, 03/14/52 (Call 09/14/51)	1,908	1,586,503
5.00%, 03/01/33 (Call 12/01/32)	710	666,142
5.20%, 03/01/47 (Call 09/01/46)	1,121	966,371
5.20%, 12/01/47 (Call 06/01/47)	681	585,301
5.50%, 02/15/49 (Call 08/15/48)	1,570	1,409,710
5.65%, 03/01/53 (Call 09/01/52)	225	207,177
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	280	231,441
4.88%, 08/15/27 (Call 02/15/27)(b)	1,091	1,042,244
7.77%, 12/15/37(a)(b)	395	427,072
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	530	365,509
4.10%, 09/15/42 (Call 03/15/42)(b)	595	462,019
4.30%, 01/15/49 (Call 07/15/48)(b)	740	598,741
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	595	563,355
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(a)	495	454,007
2.75%, 09/01/24 (Call 08/01/24)	753	720,158
3.10%, 03/15/30 (Call 12/15/29)	740	627,777
3.40%, 09/01/29 (Call 06/01/29)	591	512,746
4.00%, 07/13/27 (Call 04/13/27)	530	498,542
4.35%, 03/15/29 (Call 12/15/28)	349	324,004
4.45%, 09/01/49 (Call 03/01/49)	485	366,477
4.50%, 03/15/50 (Call 09/15/49)	475	361,386
4.55%, 07/15/28 (Call 04/15/28)(a)	879	835,069
4.90%, 03/15/25 (Call 12/15/24)	852	840,315
4.95%, 07/13/47 (Call 01/06/47)	969	796,588
5.20%, 07/15/48 (Call 01/15/48)	1,069	910,535
5.85%, 01/15/26 (Call 12/15/25)(a)	690	695,243
6.00%, 06/15/35	605	578,359
6.10%, 11/15/32 (Call 08/15/32)	555	557,899
6.35%, 01/15/31 (Call 10/15/30)	291	298,107
7.15%, 01/15/51 (Call 07/15/50)	469	494,723
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	629	606,387
6.20%, 09/15/43 (Call 03/15/43)	320	308,215
6.65%, 10/01/36	504	510,095
6.85%, 10/15/37	640	664,475
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	346	347,006
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	1,102	955,516
3.60%, 11/01/24 (Call 08/01/24)	925	895,056
3.80%, 09/15/30 (Call 06/15/30)	945	822,808
4.30%, 01/31/43 (Call 07/31/42)	374	274,088
4.50%, 12/15/26 (Call 09/15/26)(a)	805	772,637
4.65%, 10/15/25 (Call 07/15/25)	1,327	1,294,656
4.70%, 06/15/44 (Call 12/15/43)	670	514,657
4.90%, 02/15/45 (Call 08/15/44)	594	467,592
5.15%, 06/01/42 (Call 12/01/41)	1,067	877,460
6.65%, 01/15/37	765	762,107
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(a)(b)	930	869,253
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	547	501,939

Security	Par (000)	Value

Pipelines (continued)
4.83%, 05/01/48 (Call 11/01/47)(a)(b)	$409	$364,023
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,571	1,474,733
4.50%, 05/15/30 (Call 11/15/29)	1,966	1,841,637
5.00%, 03/15/27 (Call 09/15/26)	1,303	1,271,798
5.63%, 03/01/25 (Call 12/01/24)	2,559	2,556,037
5.75%, 05/15/24 (Call 02/15/24)(a)	1,622	1,621,429
5.88%, 06/30/26 (Call 12/31/25)	1,913	1,924,307
5.90%, 09/15/37 (Call 03/15/37)(b)	755	754,960
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(b)	748	624,032
8.00%, 03/01/32(a)	397	441,157
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	1,040	970,107
3.50%, 03/15/25 (Call 12/15/24)(a)	835	803,114
4.50%, 03/15/45 (Call 09/15/44)	954	789,904
4.75%, 03/15/24 (Call 12/15/23)	471	466,874
5.95%, 09/25/43 (Call 03/25/43)	478	469,818
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	1,142	967,959
4.20%, 02/01/33 (Call 12/01/32)	770	670,390
4.88%, 02/01/31 (Call 02/01/26)	1,351	1,226,803
4.95%, 04/15/52 (Call 10/15/51)	770	615,910
5.00%, 01/15/28 (Call 01/15/24)(a)	488	464,798
5.20%, 07/01/27 (Call 06/01/27)	945	929,143
5.50%, 03/01/30 (Call 03/01/25)	794	752,073
6.13%, 03/15/33 (Call 12/15/32)	485	487,157
6.25%, 07/01/52 (Call 01/01/52)	588	561,241
6.50%, 07/15/27 (Call 07/15/23)	598	604,566
6.50%, 02/15/53 (Call 08/15/52)	685	673,559
6.88%, 01/15/29 (Call 01/15/24)	665	673,313
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)(a)	936	882,462
4.38%, 03/13/25 (Call 12/13/24)	918	895,292
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(a)(b)	806	681,081
7.00%, 03/15/27	230	241,262
7.00%, 10/15/28	573	607,384
7.63%, 04/01/37	280	306,584
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(a)(b)	715	656,041
4.15%, 01/15/48 (Call 07/15/47)(b)	460	370,509
7.00%, 07/15/32(a)	634	711,753
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)(a)	380	352,731
2.50%, 10/12/31 (Call 07/12/31)(a)	1,525	1,209,439
4.10%, 04/15/30 (Call 01/15/30)	1,251	1,141,076
4.25%, 05/15/28 (Call 02/15/28)	1,480	1,399,513
4.63%, 03/01/34 (Call 12/01/33)	926	843,831
4.75%, 05/15/38 (Call 11/15/37)	490	438,354
4.88%, 01/15/26 (Call 10/15/25)	2,223	2,192,164
4.88%, 05/15/48 (Call 11/15/47)	922	809,644
5.00%, 10/16/43 (Call 04/16/43)	613	549,354
5.10%, 03/15/49 (Call 09/15/48)	894	811,854
5.60%, 03/31/34(a)	530	519,110
5.85%, 03/15/36	984	974,899
6.10%, 06/01/40	935	945,949
6.20%, 10/15/37	1,590	1,641,219
7.25%, 08/15/38	975	1,084,520
7.63%, 01/15/39	1,240	1,430,746

106	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(d)	$1,407	$1,241,677
5.50%, 09/15/79 (Call 09/15/29), (1 day SOFR + 4.416%)(d)	1,059	933,880
5.60%, 03/07/82 (Call 12/07/31), (5 year CMT + 3.986%)(d)	720	626,112
5.63%, 05/20/75 (Call 05/20/25), (3 mo. LIBOR US + 3.528%)(a)(d)	415	395,329
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26), (3 mo. LIBOR US + 4.640%)(d)	526	499,723
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	626	545,014
3.95%, 05/15/50 (Call 11/15/49)	400	309,922
4.00%, 03/15/28 (Call 12/15/27)	773	726,882
4.45%, 08/01/42 (Call 02/01/42)(a)	476	408,049
4.60%, 03/15/48 (Call 09/15/47)	676	578,330
5.40%, 08/15/41 (Call 02/15/41)	475	455,666
7.85%, 02/01/26 (Call 11/01/25)	980	1,038,951
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(b)	190	180,158
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	844	815,498
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	1,485	1,205,006
3.50%, 11/15/30 (Call 08/15/30)(a)	837	732,452
3.50%, 10/15/51 (Call 04/15/51)	785	535,927
3.75%, 06/15/27 (Call 03/15/27)	1,147	1,077,997
3.90%, 01/15/25 (Call 10/15/24)(a)	1,136	1,102,582
4.00%, 09/15/25 (Call 06/15/25)	937	903,776
4.30%, 03/04/24 (Call 12/04/23)(a)	945	933,031
4.55%, 06/24/24 (Call 03/24/24)	667	657,793
4.65%, 08/15/32 (Call 05/15/32)	1,115	1,038,888
4.85%, 03/01/48 (Call 09/01/47)	1,026	881,048
4.90%, 01/15/45 (Call 07/15/44)(a)	572	490,031
5.10%, 09/15/45 (Call 03/15/45)(a)	1,154	1,014,385
5.30%, 08/15/52 (Call 02/15/52)(a)	405	365,913
5.40%, 03/02/26	165	165,008
5.40%, 03/04/44 (Call 09/04/43)	781	717,050
5.65%, 03/15/33 (Call 12/15/32)	300	299,707
5.75%, 06/24/44 (Call 12/24/43)	740	705,478
5.80%, 11/15/43 (Call 05/15/43)	685	656,655
6.30%, 04/15/40	1,372	1,407,467
7.75%, 06/15/31	497	544,494
8.75%, 03/15/32	613	727,381
Series A, 7.50%, 01/15/31	427	470,248

		260,044,573

Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	794	655,053
4.40%, 05/27/26 (Call 02/27/26)(b)	750	706,992
4.87%, 02/15/29 (Call 11/15/28)(b)	1,080	1,012,274
5.00%, 03/15/48 (Call 09/15/47)(a)(b)	645	575,869
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	155	142,895
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	948	829,040
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	753	689,056
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	793	696,202
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	1,173	1,058,933

Security	Par (000)	Value

Private Equity (continued)
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	$758	$528,813
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	1,100	743,082
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(b)	130	82,537

		7,720,746

Real Estate — 0.1%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	914	892,429
7.38%, 03/01/33(a)	200	215,824
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	832	676,104
4.88%, 03/01/26 (Call 12/01/25)	876	857,142
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(a)(b)	280	232,294
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	522	388,454
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	1,139	1,042,436
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(a)(b)	375	304,417
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	945	725,422
3.88%, 03/20/27 (Call 12/20/26)(b)	1,170	1,069,327
4.13%, 02/01/29 (Call 11/01/28)(b)	1,495	1,337,437

		7,741,286

Real Estate Investment Trusts — 3.4%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	710	588,604
2.60%, 06/15/33 (Call 03/15/33)	410	312,932
2.90%, 10/01/30 (Call 07/01/30)	170	141,578
4.80%, 10/01/32 (Call 07/01/32)	740	692,123
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	906	671,533
2.00%, 05/18/32 (Call 02/18/32)	810	619,683
2.75%, 12/15/29 (Call 09/15/29)(a)	400	337,876
2.95%, 03/15/34 (Call 12/15/33)(a)	1,090	877,815
3.00%, 05/18/51 (Call 11/18/50)	852	548,820
3.38%, 08/15/31 (Call 05/15/31)	1,002	879,077
3.45%, 04/30/25 (Call 02/28/25)	526	504,401
3.55%, 03/15/52 (Call 09/15/51)	1,130	809,438
3.80%, 04/15/26 (Call 02/15/26)	486	465,305
3.95%, 01/15/27 (Call 10/15/26)	370	353,354
3.95%, 01/15/28 (Call 10/15/27)(a)	285	268,338
4.00%, 02/01/50 (Call 08/01/49)	743	576,814
4.30%, 01/15/26 (Call 10/15/25)	445	432,398
4.50%, 07/30/29 (Call 04/30/29)(a)	297	282,706
4.70%, 07/01/30 (Call 04/01/30)	561	539,759
4.75%, 04/15/35 (Call 01/15/35)	175	165,449
4.85%, 04/15/49 (Call 10/15/48)	174	151,610
4.90%, 12/15/30 (Call 09/15/30)(a)	702	680,648
5.15%, 04/15/53 (Call 10/15/52)	840	779,437
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)(a)	849	671,681
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	371	291,677
3.38%, 07/15/51 (Call 01/15/51)	435	282,747
3.63%, 04/15/32 (Call 01/15/32)(a)	1,160	980,012
4.25%, 02/15/28 (Call 11/15/27)	965	901,145
4.30%, 04/15/52 (Call 10/15/51)	130	99,630
4.90%, 02/15/29 (Call 11/15/28)	587	556,683

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(a)	$679	$610,474
1.45%, 09/15/26 (Call 08/15/26)	715	621,702
1.50%, 01/31/28 (Call 11/30/27)(a)	867	715,338
1.60%, 04/15/26 (Call 03/15/26)	690	614,067
1.88%, 10/15/30 (Call 07/15/30)	634	487,726
2.10%, 06/15/30 (Call 03/15/30)	878	695,058
2.30%, 09/15/31 (Call 06/15/31)	1,216	944,773
2.40%, 03/15/25 (Call 02/15/25)	886	831,752
2.70%, 04/15/31 (Call 01/15/31)	1,102	893,327
2.75%, 01/15/27 (Call 11/15/26)	922	833,037
2.90%, 01/15/30 (Call 10/15/29)	842	712,857
2.95%, 01/15/25 (Call 12/15/24)	691	657,717
2.95%, 01/15/51 (Call 07/15/50)	1,091	658,380
3.10%, 06/15/50 (Call 12/15/49)	1,580	982,884
3.13%, 01/15/27 (Call 10/15/26)	598	548,902
3.38%, 05/15/24 (Call 04/15/24)	674	655,957
3.38%, 10/15/26 (Call 07/15/26)	933	867,259
3.55%, 07/15/27 (Call 04/15/27)	952	879,933
3.60%, 01/15/28 (Call 10/15/27)	971	888,735
3.65%, 03/15/27 (Call 02/15/27)	400	372,467
3.70%, 10/15/49 (Call 04/15/49)	803	560,486
3.80%, 08/15/29 (Call 05/15/29)(a)	1,666	1,501,841
3.95%, 03/15/29 (Call 12/15/28)	683	622,895
4.00%, 06/01/25 (Call 03/01/25)	845	818,075
4.05%, 03/15/32 (Call 12/15/31)(a)	425	378,509
4.40%, 02/15/26 (Call 11/15/25)(a)	552	535,997
5.50%, 03/15/28 (Call 02/15/28)	510	508,439
5.65%, 03/15/33 (Call 12/15/32)	810	806,306
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	345	290,549
2.05%, 01/15/32 (Call 10/15/31)(a)	730	578,595
2.30%, 03/01/30 (Call 12/01/29)	780	653,099
2.45%, 01/15/31 (Call 10/15/30)	435	361,453
2.90%, 10/15/26 (Call 07/15/26)(a)	640	586,736
2.95%, 05/11/26 (Call 02/11/26)	903	842,767
3.20%, 01/15/28 (Call 10/15/27)	821	754,630
3.30%, 06/01/29 (Call 03/01/29)	568	507,967
3.35%, 05/15/27 (Call 02/15/27)	252	234,497
3.45%, 06/01/25 (Call 03/03/25)	567	544,206
3.50%, 11/15/24 (Call 08/15/24)(a)	429	415,126
3.50%, 11/15/25 (Call 08/15/25)	1,140	1,088,925
3.90%, 10/15/46 (Call 04/15/46)	372	288,982
4.15%, 07/01/47 (Call 01/01/47)	284	233,436
4.35%, 04/15/48 (Call 10/15/47)	267	223,545
5.00%, 02/15/33 (Call 11/15/32)(a)	160	159,181
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	1,212	885,071
2.55%, 04/01/32 (Call 01/01/32)(a)	1,366	1,044,703
2.75%, 10/01/26 (Call 07/01/26)(a)	831	750,000
2.90%, 03/15/30 (Call 12/15/29)	915	751,111
3.20%, 01/15/25 (Call 10/15/24)	390	372,440
3.25%, 01/30/31 (Call 10/30/30)	1,142	952,808
3.40%, 06/21/29 (Call 03/21/29)	660	566,407
3.65%, 02/01/26 (Call 11/03/25)	1,921	1,819,658
4.50%, 12/01/28 (Call 09/01/28)	914	848,185
6.75%, 12/01/27 (Call 11/01/27)	630	653,889
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)(a)	545	459,771
4.10%, 10/01/24 (Call 07/01/24)	578	555,864

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.55%, 10/01/29 (Call 07/01/29)	$704	$583,482
7.55%, 03/15/28 (Call 02/15/28)	310	303,933
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	285	239,502
2.50%, 08/16/31 (Call 05/16/31)	295	229,280
3.65%, 06/15/24 (Call 04/15/24)	525	508,308
3.85%, 02/01/25 (Call 11/01/24)	494	473,597
3.90%, 03/15/27 (Call 12/15/26)	817	758,098
4.05%, 07/01/30 (Call 04/01/30)	1,293	1,143,137
4.13%, 06/15/26 (Call 03/15/26)	475	447,026
4.13%, 05/15/29 (Call 02/15/29)	550	495,431
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	820	590,865
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	1,112	955,076
3.15%, 07/01/29 (Call 04/01/29)	519	460,654
3.35%, 11/01/49 (Call 05/01/49)	442	316,966
3.50%, 09/15/24 (Call 06/15/24)	350	338,607
4.10%, 10/15/28 (Call 07/15/28)	450	426,403
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	660	508,058
2.25%, 03/15/26 (Call 02/15/26)	445	396,852
2.75%, 04/15/31 (Call 01/15/31)	885	666,334
2.90%, 12/01/33 (Call 09/01/33)	590	416,432
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	1,695	1,152,067
3.25%, 01/15/51 (Call 07/15/50)	867	570,287
4.75%, 05/15/47 (Call 11/15/46)	326	276,041
5.00%, 01/11/28 (Call 12/11/27)	635	625,366
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)(a)	1,341	1,161,004
1.35%, 07/15/25 (Call 06/15/25)	409	371,469
2.10%, 04/01/31 (Call 01/01/31)	1,237	969,213
2.25%, 01/15/31 (Call 10/15/30)	1,456	1,164,882
2.50%, 07/15/31 (Call 04/15/31)(a)	620	500,268
2.90%, 03/15/27 (Call 02/15/27)(a)	645	585,939
3.10%, 11/15/29 (Call 08/15/29)(a)	768	666,257
3.20%, 09/01/24 (Call 07/01/24)	847	818,176
3.30%, 07/01/30 (Call 04/01/30)(a)	772	672,363
3.65%, 09/01/27 (Call 06/01/27)	861	800,992
3.70%, 06/15/26 (Call 03/15/26)	1,118	1,058,336
3.80%, 02/15/28 (Call 11/15/27)	1,420	1,318,756
4.00%, 03/01/27 (Call 12/01/26)	592	563,465
4.00%, 11/15/49 (Call 05/15/49)	462	350,156
4.15%, 07/01/50 (Call 01/01/50)	761	585,393
4.30%, 02/15/29 (Call 11/15/28)	792	744,578
4.45%, 02/15/26 (Call 11/15/25)	1,067	1,037,457
5.20%, 02/15/49 (Call 08/15/48)(a)	348	313,210
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	420	321,819
2.25%, 12/15/28 (Call 10/15/28)(a)	407	340,043
2.50%, 02/15/32 (Call 11/15/31)	580	452,890
3.00%, 02/15/30 (Call 11/15/29)	531	447,611
3.13%, 09/01/26 (Call 06/01/26)	387	356,642
4.00%, 11/15/25 (Call 08/15/25)(a)	541	519,420
4.38%, 02/15/29 (Call 11/15/28)	495	459,198
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	917	811,294
3.70%, 08/15/27 (Call 05/15/27)	1,482	1,372,336
4.45%, 07/15/28 (Call 04/15/28)(a)	900	848,012

108	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.55%, 01/15/28 (Call 12/15/27)(a)	$1,305	$1,299,259
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	100	75,254
3.75%, 08/15/29 (Call 05/15/29)	400	326,012
4.50%, 04/01/25 (Call 01/01/25)	200	191,673
4.50%, 06/01/27 (Call 03/01/27)	300	266,847
4.75%, 12/15/26 (Call 09/15/26)	300	274,028
4.95%, 04/15/28 (Call 01/15/28)	300	266,803
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,084	968,003
1.25%, 07/15/25 (Call 06/15/25)	657	594,396
1.45%, 05/15/26 (Call 04/15/26)	410	361,772
1.55%, 03/15/28 (Call 01/15/28)	696	579,031
1.80%, 07/15/27 (Call 05/15/27)	735	630,629
2.00%, 05/15/28 (Call 03/15/28)	575	485,341
2.15%, 07/15/30 (Call 04/15/30)(a)	1,075	858,805
2.50%, 05/15/31 (Call 02/15/31)	1,651	1,322,019
2.63%, 11/18/24 (Call 10/18/24)	889	846,440
2.90%, 11/18/26 (Call 09/18/26)	1,127	1,028,812
2.95%, 09/15/51 (Call 03/15/51)	767	480,303
3.00%, 07/15/50 (Call 01/15/50)	556	354,918
3.20%, 11/18/29 (Call 08/18/29)(a)	1,564	1,363,352
3.40%, 02/15/52 (Call 08/15/51)	482	328,879
3.90%, 04/15/32 (Call 01/15/32)	805	711,336
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	735	577,594
2.50%, 02/15/30 (Call 11/15/29)	575	485,131
2.85%, 11/01/26 (Call 08/01/26)	590	543,740
3.00%, 07/01/29 (Call 04/01/29)	715	625,545
3.25%, 08/01/27 (Call 05/01/27)	240	222,053
3.38%, 06/01/25 (Call 03/01/25)	420	402,247
3.50%, 03/01/28 (Call 12/01/27)	412	379,765
4.00%, 08/01/47 (Call 02/01/47)	120	97,205
4.15%, 12/01/28 (Call 09/01/28)	598	563,627
4.50%, 07/01/44 (Call 01/01/44)	719	633,778
4.50%, 06/01/45 (Call 12/01/44)	695	595,169
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	920	691,943
1.70%, 03/01/28 (Call 01/01/28)(a)	220	183,765
2.55%, 06/15/31 (Call 03/15/31)	155	123,736
2.65%, 03/15/32 (Call 12/15/31)(a)	468	371,418
2.65%, 09/01/50 (Call 03/01/50)	370	215,419
3.00%, 01/15/30 (Call 10/15/29)	537	456,576
3.38%, 04/15/26 (Call 01/15/26)	723	676,338
3.50%, 04/01/25 (Call 01/01/25)	975	937,249
3.63%, 05/01/27 (Call 02/01/27)	426	398,455
3.88%, 05/01/24 (Call 02/01/24)	305	298,176
4.00%, 03/01/29 (Call 12/01/28)	751	689,798
4.50%, 03/15/48 (Call 09/15/47)	350	289,361
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	610	467,093
2.55%, 06/01/31 (Call 03/01/31)	670	532,829
3.90%, 04/01/29 (Call 02/01/29)	145	131,497
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	547	485,795
3.20%, 06/15/29 (Call 03/15/29)(a)	310	266,785
3.25%, 07/15/27 (Call 04/15/27)	340	311,801
3.50%, 06/01/30 (Call 03/01/30)	609	528,320
3.63%, 08/01/46 (Call 02/01/46)	384	259,549
4.50%, 12/01/44 (Call 06/01/44)	613	491,916

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	$815	$647,385
3.35%, 09/01/24 (Call 06/03/24)	440	422,242
4.00%, 01/15/30 (Call 10/17/29)(a)	1,007	881,925
4.00%, 01/15/31 (Call 10/15/30)	713	611,398
5.25%, 06/01/25 (Call 03/01/25)	1,046	1,024,041
5.30%, 01/15/29 (Call 10/15/28)	775	733,065
5.38%, 04/15/26 (Call 01/15/26)	1,609	1,569,145
5.75%, 06/01/28 (Call 03/03/28)	710	694,363
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	310	259,063
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	795	714,259
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	617	470,782
2.05%, 03/15/31 (Call 12/15/30)	368	272,475
2.40%, 03/15/30 (Call 12/15/29)	335	259,903
3.50%, 08/01/26 (Call 05/01/26)	612	568,909
3.63%, 01/15/28 (Call 10/15/27)	516	464,108
3.75%, 07/01/27 (Call 04/01/27)	806	748,852
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)(a)	639	544,257
Healthpeak Properties Interim Inc.
1.35%, 02/01/27 (Call 01/01/27)	563	490,353
2.13%, 12/01/28 (Call 10/01/28)	747	631,619
2.88%, 01/15/31 (Call 10/15/30)(a)	493	415,589
3.00%, 01/15/30 (Call 10/15/29)	1,096	943,477
3.25%, 07/15/26 (Call 05/15/26)	520	486,866
3.40%, 02/01/25 (Call 11/01/24)	303	291,897
3.50%, 07/15/29 (Call 04/15/29)	545	485,457
4.00%, 06/01/25 (Call 03/01/25)	522	506,546
5.25%, 12/15/32 (Call 09/15/32)	430	422,143
6.75%, 02/01/41 (Call 08/01/40)	597	630,875
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	535	397,728
3.05%, 02/15/30 (Call 11/15/29)	613	485,949
3.88%, 03/01/27 (Call 12/01/26)	15	13,857
4.13%, 03/15/28 (Call 12/15/27)	757	671,033
4.20%, 04/15/29 (Call 01/15/29)	524	454,754
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	448	437,767
Series E, 4.00%, 06/15/25 (Call 03/15/25)	695	676,188
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	600	578,397
Series H, 3.38%, 12/15/29 (Call 09/16/29)	551	468,929
Series I, 3.50%, 09/15/30 (Call 06/15/30)	536	445,551
Series J, 2.90%, 12/15/31 (Call 09/15/31)	740	569,255
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	679	511,564
3.95%, 11/01/27 (Call 08/01/27)	805	695,743
4.65%, 04/01/29 (Call 01/01/29)	694	589,541
5.95%, 02/15/28 (Call 01/15/28)(a)	190	176,627
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	781	585,826
2.30%, 11/15/28 (Call 09/15/28)	525	434,145
2.70%, 01/15/34 (Call 10/15/33)	500	373,944
4.15%, 04/15/32 (Call 01/15/32)(a)	425	373,859
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	398	281,186
2.65%, 11/15/33 (Call 08/15/33)	620	425,361
3.05%, 02/15/30 (Call 11/15/29)	622	496,319
3.45%, 12/15/24 (Call 09/15/24)	455	435,333

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 08/15/29 (Call 05/15/29)	$900	$780,937
4.38%, 10/01/25 (Call 07/01/25)(a)	490	470,313
4.75%, 12/15/28 (Call 09/15/28)	450	412,853
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)(a)	343	289,519
2.25%, 12/01/31 (Call 09/01/31)(a)	385	298,959
2.70%, 03/01/24 (Call 01/01/24)	365	354,435
2.70%, 10/01/30 (Call 07/01/30)	948	783,793
2.80%, 10/01/26 (Call 07/01/26)(a)	594	542,589
3.20%, 04/01/32 (Call 01/01/32)(a)	220	183,721
3.25%, 08/15/26 (Call 05/15/26)	1,125	1,037,535
3.30%, 02/01/25 (Call 12/01/24)	739	708,281
3.70%, 10/01/49 (Call 04/01/49)	356	252,399
3.80%, 04/01/27 (Call 01/01/27)	405	379,914
4.13%, 12/01/46 (Call 06/01/46)	463	345,853
4.25%, 04/01/45 (Call 10/01/44)	274	210,902
4.45%, 09/01/47 (Call 03/01/47)	355	284,620
4.60%, 02/01/33 (Call 11/01/32)	700	643,338
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	642	593,885
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	490	464,301
4.75%, 09/15/30 (Call 06/15/30)	510	456,480
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	424	338,085
2.40%, 10/15/31 (Call 07/15/31)	540	427,381
3.88%, 12/15/27 (Call 09/15/27)	653	606,475
4.00%, 06/15/29 (Call 03/15/29)	532	485,400
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	974	914,245
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	448	339,713
2.70%, 09/15/30 (Call 06/15/30)	630	504,053
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	633	548,184
1.70%, 02/15/31 (Call 11/15/30)	542	423,138
2.75%, 03/15/30 (Call 12/15/29)(a)	555	479,869
2.88%, 09/15/51 (Call 03/15/51)	434	282,346
3.60%, 06/01/27 (Call 03/01/27)(a)	335	316,593
3.75%, 06/15/24 (Call 03/13/24)	171	167,138
3.95%, 03/15/29 (Call 12/15/28)(a)	516	484,659
4.00%, 11/15/25 (Call 08/15/25)	105	101,317
4.20%, 06/15/28 (Call 03/15/28)(a)	685	651,989
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	569	426,802
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	674	558,496
3.00%, 04/15/52 (Call 10/15/51)(a)	140	86,697
3.10%, 04/15/50 (Call 10/15/49)	278	177,965
3.50%, 10/15/27 (Call 07/15/27)	365	332,660
3.50%, 04/15/51 (Call 01/15/50)	415	286,195
3.60%, 12/15/26 (Call 09/15/26)	491	456,608
3.90%, 06/15/24 (Call 03/15/24)	264	258,084
4.00%, 11/15/25 (Call 08/15/25)	442	425,616
4.30%, 10/15/28 (Call 07/15/28)	572	534,125
4.80%, 10/15/48 (Call 04/25/48)	667	569,636
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	570	407,439
3.38%, 02/01/31 (Call 11/01/30)	888	699,759
3.63%, 10/01/29 (Call 07/01/29)(a)	783	649,326
4.50%, 01/15/25 (Call 10/15/24)	592	577,395
4.50%, 04/01/27 (Call 01/01/27)	285	269,092

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 01/15/28 (Call 10/15/27)	$685	$642,487
4.95%, 04/01/24 (Call 01/01/24)	415	407,914
5.25%, 01/15/26 (Call 10/15/25)	940	921,466
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	615	461,052
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	660	527,006
3.95%, 01/15/28 (Call 10/15/27)	322	296,513
4.30%, 03/15/27 (Call 12/15/26)	748	711,130
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)(a)	382	269,281
3.15%, 08/15/30 (Call 05/15/30)(a)	551	422,127
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	523	401,062
1.63%, 03/15/31 (Call 12/15/30)(a)	407	318,247
1.75%, 07/01/30 (Call 04/01/30)	1,010	806,339
1.75%, 02/01/31 (Call 11/01/30)	320	252,564
2.13%, 04/15/27 (Call 02/15/27)	571	513,698
2.13%, 10/15/50 (Call 04/15/50)	321	180,814
2.25%, 04/15/30 (Call 01/15/30)	1,016	849,709
2.25%, 01/15/32 (Call 10/15/31)(a)	525	420,964
2.88%, 11/15/29 (Call 08/15/29)	713	618,789
3.00%, 04/15/50 (Call 10/15/49)(a)	486	330,457
3.05%, 03/01/50 (Call 09/01/49)(a)	537	371,742
3.25%, 06/30/26 (Call 03/30/26)(a)	650	615,159
3.25%, 10/01/26 (Call 07/01/26)(a)	563	530,510
3.38%, 12/15/27 (Call 09/15/27)(a)	334	311,889
3.88%, 09/15/28 (Call 06/15/28)	521	493,543
4.00%, 09/15/28 (Call 06/15/28)(a)	544	520,461
4.38%, 02/01/29 (Call 11/01/28)	349	336,640
4.38%, 09/15/48 (Call 03/15/48)	395	345,227
4.63%, 01/15/33 (Call 10/15/32)(a)	450	435,403
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	1,136	1,006,429
1.50%, 11/09/26 (Call 10/09/26)	982	868,743
1.85%, 05/01/28 (Call 03/01/28)(a)	657	564,014
1.95%, 11/09/28 (Call 09/09/28)(a)	775	657,966
2.25%, 11/09/31 (Call 08/09/31)(a)	425	342,085
2.30%, 05/01/31 (Call 02/01/31)(a)	735	601,136
3.09%, 09/15/27 (Call 06/15/27)	706	653,244
3.39%, 05/01/29 (Call 02/01/29)	680	617,909
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	397	318,624
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	475	414,360
1.80%, 03/15/33 (Call 12/15/32)(a)	495	361,004
2.20%, 06/15/28 (Call 04/15/28)	712	614,643
2.85%, 12/15/32 (Call 09/15/32)	752	617,667
3.00%, 01/15/27 (Call 10/15/26)	972	897,780
3.10%, 12/15/29 (Call 09/15/29)	620	544,703
3.25%, 06/15/29 (Call 03/15/29)(a)	521	465,923
3.25%, 01/15/31 (Call 10/15/30)	755	658,063
3.40%, 01/15/28 (Call 11/15/27)(a)	723	669,719
3.65%, 01/15/28 (Call 10/15/27)(a)	567	531,068
3.88%, 07/15/24 (Call 04/15/24)	388	379,882
3.88%, 04/15/25 (Call 02/15/25)(a)	648	628,914
3.95%, 08/15/27 (Call 05/15/27)	883	840,942
4.13%, 10/15/26 (Call 07/15/26)	594	572,687
4.63%, 11/01/25 (Call 09/01/25)	923	907,007
4.65%, 03/15/47 (Call 09/15/46)(a)	441	402,113
4.85%, 03/15/30 (Call 01/15/30)	1,060	1,028,193

110	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.88%, 06/01/26 (Call 03/01/26)	$605	$599,349
5.63%, 10/13/32 (Call 07/13/32)	535	545,324
5.88%, 03/15/35	200	201,926
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	731	615,368
3.60%, 02/01/27 (Call 11/01/26)	513	483,011
3.70%, 06/15/30 (Call 03/15/30)	463	409,528
3.90%, 11/01/25 (Call 08/01/25)	720	678,170
4.13%, 03/15/28 (Call 12/15/27)	552	513,143
4.40%, 02/01/47 (Call 08/01/46)	458	366,815
4.65%, 03/15/49 (Call 09/15/48)	190	156,431
Retail Opportunity Investments Partnership LP, 4.00%, 12/15/24 (Call 09/15/24)	155	149,636
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	974	768,253
2.15%, 09/01/31 (Call 06/01/31)	590	456,450
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	655	486,649
3.90%, 10/15/29 (Call 07/15/29)	687	571,389
5.13%, 08/15/26 (Call 05/15/26)	1,066	1,008,304
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)(a)	480	369,637
2.85%, 01/15/32 (Call 10/15/31)	205	156,361
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	1,401	1,309,697
3.50%, 02/12/25 (Call 11/12/24)(a)(b)	944	903,140
3.63%, 01/28/26 (Call 12/28/25)(b)	1,031	970,838
3.75%, 03/23/27 (Call 12/23/26)(b)	845	782,971
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	1,235	1,134,724
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26), (5 year CMT + 4.379%)(b)(d)	1,311	1,203,209
5.13%, 09/24/80 (Call 06/24/30), (5 year CMT + 4.685%)(a)(b)(d)	399	349,125
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	830	725,213
1.75%, 02/01/28 (Call 11/01/27)	705	602,713
2.00%, 09/13/24 (Call 06/13/24)	1,045	993,762
2.20%, 02/01/31 (Call 11/01/30)(a)	750	599,060
2.25%, 01/15/32 (Call 10/15/31)	785	612,158
2.45%, 09/13/29 (Call 06/13/29)(a)	1,334	1,117,311
2.65%, 07/15/30 (Call 04/15/30)(a)	1,034	868,519
2.65%, 02/01/32 (Call 11/01/31)	776	627,172
3.25%, 11/30/26 (Call 08/30/26)	789	735,801
3.25%, 09/13/49 (Call 03/13/49)(a)	892	616,749
3.30%, 01/15/26 (Call 10/15/25)(a)	965	915,475
3.38%, 10/01/24 (Call 07/01/24)(a)	934	904,974
3.38%, 06/15/27 (Call 03/15/27)	909	846,007
3.38%, 12/01/27 (Call 09/01/27)(a)	1,897	1,752,248
3.50%, 09/01/25 (Call 06/01/25)(a)	1,392	1,334,639
3.80%, 07/15/50 (Call 01/15/50)	1,007	756,554
4.25%, 10/01/44 (Call 04/01/44)	366	296,619
4.25%, 11/30/46 (Call 05/30/46)	400	322,769
4.75%, 03/15/42 (Call 09/15/41)	368	323,694
6.75%, 02/01/40 (Call 11/01/39)(a)	1,034	1,149,546
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	848	804,625
4.25%, 02/01/26 (Call 11/01/25)	318	301,348
4.70%, 06/01/27 (Call 03/01/27)	762	714,400

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	$385	$318,947
2.70%, 02/15/32 (Call 11/15/31)	421	321,906
3.20%, 01/15/27 (Call 11/15/26)(a)	965	870,706
3.20%, 02/15/31 (Call 11/15/30)	435	355,106
3.40%, 01/15/30 (Call 10/15/29)	461	389,651
4.00%, 07/15/29 (Call 04/15/29)	791	696,639
4.45%, 09/15/26 (Call 06/15/26)	517	492,086
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	420	305,408
2.75%, 11/18/30 (Call 08/18/30)	305	230,359
4.50%, 03/15/28 (Call 12/15/27)	700	623,802
4.63%, 03/15/29 (Call 12/15/28)	521	459,723
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(a)	350	295,906
2.70%, 07/15/31 (Call 04/15/31)	618	493,030
4.20%, 04/15/32 (Call 01/15/32)(a)	605	536,691
5.70%, 01/15/33 (Call 10/15/32)	720	708,336
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	540	400,541
3.13%, 09/01/26 (Call 06/01/26)	441	400,267
3.88%, 07/15/27 (Call 04/15/27)	250	229,570
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/28/29)(a)(b)	320	272,640
5.25%, 12/15/24 (Call 09/15/24)(b)	100	98,000
6.39%, 01/15/50 (Call 07/28/49)(b)	600	468,499
6.95%, 01/30/44 (Call 07/30/43)(b)	605	523,325
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	548	397,018
2.10%, 08/01/32 (Call 05/01/32)(a)	425	320,157
2.10%, 06/15/33 (Call 03/15/33)	330	240,533
2.95%, 09/01/26 (Call 06/01/26)	267	245,331
3.00%, 08/15/31 (Call 05/15/31)(a)	793	668,644
3.10%, 11/01/34 (Call 08/01/34)	433	344,261
3.20%, 01/15/30 (Call 10/15/29)	482	422,393
3.50%, 07/01/27 (Call 04/01/27)(a)	255	237,392
3.50%, 01/15/28 (Call 10/15/27)(a)	593	546,939
4.40%, 01/26/29 (Call 10/26/28)(a)	348	327,041
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	485	381,970
2.65%, 01/15/25 (Call 12/15/24)	655	618,793
3.00%, 01/15/30 (Call 10/15/29)	599	509,145
3.25%, 10/15/26 (Call 07/15/26)	526	484,423
3.50%, 04/15/24 (Call 03/15/24)	383	372,554
3.50%, 02/01/25 (Call 11/01/24)	733	703,788
3.75%, 05/01/24 (Call 02/01/24)	361	353,052
3.85%, 04/01/27 (Call 01/01/27)	530	501,493
4.00%, 03/01/28 (Call 12/01/27)	545	503,465
4.13%, 01/15/26 (Call 10/15/25)	898	864,348
4.38%, 02/01/45 (Call 08/01/44)	290	232,203
4.40%, 01/15/29 (Call 10/15/28)	843	784,378
4.75%, 11/15/30 (Call 08/15/30)(a)	616	580,690
4.88%, 04/15/49 (Call 10/15/48)	351	298,529
5.70%, 09/30/43 (Call 03/30/43)(a)	386	362,862
VICI Properties LP
4.38%, 05/15/25	160	153,982
4.75%, 02/15/28 (Call 01/15/28)	1,485	1,400,845
4.95%, 02/15/30 (Call 12/15/29)(a)	1,075	1,003,628
5.13%, 05/15/32 (Call 02/15/32)	1,725	1,600,541
5.63%, 05/15/52 (Call 11/15/51)	925	819,409

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/24)(a)(b)	$640	$604,552
3.75%, 02/15/27 (Call 02/15/24)(a)(b)	1,145	1,036,765
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	957	832,150
4.13%, 08/15/30 (Call 02/15/25)(b)	1,140	984,713
4.25%, 12/01/26 (Call 12/01/23)(b)	1,740	1,613,589
4.50%, 09/01/26 (Call 06/01/26)(b)	570	531,799
4.50%, 01/15/28 (Call 10/15/27)(b)	335	307,977
4.63%, 06/15/25 (Call 03/15/25)(b)	575	551,807
4.63%, 12/01/29 (Call 12/01/24)(b)	1,240	1,110,992
5.75%, 02/01/27 (Call 11/01/26)(b)	635	619,447
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(a)	743	636,599
3.40%, 06/01/31 (Call 03/01/31)	355	269,977
3.50%, 01/15/25 (Call 11/15/24)	765	721,335
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	980	849,644
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	515	421,668
4.13%, 09/20/28 (Call 06/20/28)(b)	311	270,415
4.63%, 09/20/48 (Call 03/20/48)(b)	722	496,616
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	1,054	1,004,995
4.75%, 09/17/44 (Call 03/17/44)(a)(b)	535	377,863
Welltower Inc., 5.13%, 03/15/43 (Call 09/15/42)	485	418,262
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	660	540,231
2.70%, 02/15/27 (Call 12/15/26)	688	620,834
2.75%, 01/15/31 (Call 10/15/30)(a)	743	605,152
2.75%, 01/15/32 (Call 10/15/31)(a)	565	451,216
2.80%, 06/01/31 (Call 03/01/31)	780	631,626
3.10%, 01/15/30 (Call 10/15/29)	419	357,809
3.63%, 03/15/24 (Call 02/15/24)	570	558,199
3.85%, 06/15/32 (Call 03/15/32)(a)	495	430,284
4.00%, 06/01/25 (Call 03/01/25)	808	781,046
4.13%, 03/15/29 (Call 09/15/28)(a)	854	787,168
4.25%, 04/01/26 (Call 01/01/26)	975	940,535
4.25%, 04/15/28 (Call 01/15/28)	707	667,546
4.95%, 09/01/48 (Call 03/01/48)	355	302,168
6.50%, 03/15/41 (Call 09/15/40)	515	531,050
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)(a)	335	281,391
4.00%, 11/15/29 (Call 08/15/29)	847	771,205
4.00%, 04/15/30 (Call 01/15/30)	852	774,512
4.00%, 03/09/52 (Call 09/09/51)	760	593,772
6.88%, 12/15/33	575	614,911
6.95%, 10/01/27(a)	195	207,539
7.38%, 03/15/32	899	999,306
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	544	409,386
2.40%, 02/01/31 (Call 11/01/30)(a)	379	305,545
2.45%, 02/01/32 (Call 11/01/31)	245	193,597
3.85%, 07/15/29 (Call 04/15/29)(a)	650	591,113
4.00%, 02/01/25 (Call 12/01/24)(a)	630	614,566
4.25%, 10/01/26 (Call 07/01/26)(a)	411	396,322
4.60%, 04/01/24 (Call 01/01/24)	190	187,586

		280,348,830

Retail — 2.5%
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(b)	2,005	1,766,505
1.30%, 02/10/28 (Call 12/10/27)(b)	1,520	1,261,154

Security	Par (000)	Value

Retail (continued)
1.80%, 02/10/31 (Call 11/10/30)(b)	$2,200	$1,689,049
2.50%, 02/10/41 (Call 09/10/40)(b)	1,057	690,131
2.80%, 02/10/51 (Call 08/10/50)(b)	1,246	774,989
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	805	683,591
3.50%, 03/15/32 (Call 12/15/31)(a)	689	565,872
3.90%, 04/15/30 (Call 01/15/30)(a)	653	576,683
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	1,029	874,295
3.44%, 05/13/41 (Call 11/13/40)(b)	1,070	761,349
3.55%, 07/26/27 (Call 04/26/27)(b)	1,033	957,889
3.63%, 05/13/51 (Call 11/13/50)(b)	335	227,656
3.80%, 01/25/50 (Call 07/25/49)(a)(b)	378	270,669
4.50%, 07/26/47 (Call 01/26/47)(b)	690	549,349
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(a)	390	316,929
2.40%, 08/01/31 (Call 05/01/31)	779	584,633
3.50%, 11/15/24 (Call 09/15/24)	540	520,807
3.80%, 11/15/27 (Call 08/15/27)(a)	785	718,566
3.85%, 03/01/32 (Call 12/01/31)	595	498,931
4.50%, 10/01/25 (Call 07/01/25)	870	845,756
4.75%, 06/01/30 (Call 03/01/30)(a)	440	408,734
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	951	733,309
3.13%, 04/18/24 (Call 03/18/24)	348	338,830
3.13%, 04/21/26 (Call 01/21/26)	590	553,287
3.25%, 04/15/25 (Call 01/15/25)	596	570,143
3.63%, 04/15/25 (Call 03/15/25)	723	697,609
3.75%, 06/01/27 (Call 03/01/27)	878	833,508
3.75%, 04/18/29 (Call 01/18/29)	734	672,337
4.00%, 04/15/30 (Call 01/15/30)	545	500,829
4.50%, 02/01/28 (Call 01/01/28)	800	775,611
4.75%, 08/01/32 (Call 05/01/32)	930	887,456
4.75%, 02/01/33 (Call 11/01/32)	835	791,376
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	1,002	786,676
4.45%, 10/01/28 (Call 07/01/28)(a)	1,037	993,011
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	550	405,460
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	255	191,330
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,480	1,292,732
1.60%, 04/20/30 (Call 01/20/30)(a)	2,074	1,694,004
1.75%, 04/20/32 (Call 01/20/32)	889	701,077
2.75%, 05/18/24 (Call 03/18/24)	1,063	1,032,069
3.00%, 05/18/27 (Call 02/18/27)	1,366	1,285,247
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)(a)	1,050	1,002,200
4.55%, 02/15/48 (Call 08/15/47)(a)	256	210,517
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(a)	845	667,411
4.10%, 01/15/52 (Call 07/15/51)	770	511,212
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	1,240	1,109,465
3.88%, 04/15/27 (Call 01/15/27)	787	749,197
4.13%, 05/01/28 (Call 02/01/28)	986	938,733
4.13%, 04/03/50 (Call 10/03/49)	970	772,604
4.15%, 11/01/25 (Call 08/01/25)(a)	979	952,245
4.63%, 11/01/27 (Call 10/01/27)(a)	475	463,677

112	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.00%, 11/01/32 (Call 08/01/32)(a)	$230	$223,067
5.50%, 11/01/52 (Call 05/01/52)(a)	375	366,563
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	1,120	905,416
3.38%, 12/01/51 (Call 06/01/51)(a)	335	224,268
4.00%, 05/15/25 (Call 03/15/25)	1,404	1,363,540
4.20%, 05/15/28 (Call 02/15/28)(a)	1,906	1,812,420
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(b)	400	304,893
Genuine Parts Co.
1.75%, 02/01/25 (Call 03/31/23)	827	771,630
1.88%, 11/01/30 (Call 08/01/30)	673	519,481
2.75%, 02/01/32 (Call 11/01/31)(a)	720	582,051
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	645	534,150
1.38%, 03/15/31 (Call 12/15/30)	1,755	1,349,298
1.50%, 09/15/28 (Call 07/15/28)	627	529,478
1.88%, 09/15/31 (Call 06/15/31)	1,270	1,005,669
2.13%, 09/15/26 (Call 06/15/26)	1,118	1,017,025
2.38%, 03/15/51 (Call 09/15/50)	1,450	869,281
2.50%, 04/15/27 (Call 02/15/27)(a)	800	731,233
2.70%, 04/15/25 (Call 03/15/25)	485	462,654
2.70%, 04/15/30 (Call 01/15/30)	1,973	1,708,828
2.75%, 09/15/51 (Call 03/15/51)	815	532,076
2.80%, 09/14/27 (Call 06/14/27)(a)	1,305	1,200,600
2.88%, 04/15/27 (Call 03/15/27)(a)	942	875,127
2.95%, 06/15/29 (Call 03/15/29)	2,417	2,158,389
3.00%, 04/01/26 (Call 01/01/26)	1,589	1,499,543
3.13%, 12/15/49 (Call 06/15/49)	1,468	1,041,889
3.25%, 04/15/32 (Call 01/15/32)	1,635	1,432,312
3.30%, 04/15/40 (Call 10/15/39)	1,031	821,029
3.35%, 09/15/25 (Call 06/15/25)	1,269	1,219,451
3.35%, 04/15/50 (Call 10/15/49)	2,040	1,512,990
3.50%, 09/15/56 (Call 03/15/56)	680	508,556
3.63%, 04/15/52 (Call 10/15/51)	1,720	1,317,052
3.90%, 12/06/28 (Call 09/06/28)	1,297	1,241,001
3.90%, 06/15/47 (Call 12/15/46)	1,084	898,226
4.00%, 09/15/25 (Call 08/15/25)(a)	185	181,818
4.20%, 04/01/43 (Call 10/01/42)	768	671,750
4.25%, 04/01/46 (Call 10/01/45)	1,779	1,538,238
4.40%, 03/15/45 (Call 09/15/44)(a)	1,145	1,013,983
4.50%, 09/15/32 (Call 06/15/32)(a)	630	607,364
4.50%, 12/06/48 (Call 06/06/48)	1,420	1,275,623
4.88%, 02/15/44 (Call 08/15/43)	854	813,172
4.95%, 09/15/52 (Call 03/15/52)(a)	635	609,982
5.40%, 09/15/40 (Call 03/15/40)	1,275	1,290,292
5.88%, 12/16/36	3,528	3,775,243
5.95%, 04/01/41 (Call 10/01/40)	1,751	1,878,974
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	1,445	1,195,379
1.70%, 09/15/28 (Call 07/15/28)	1,005	839,209
1.70%, 10/15/30 (Call 07/15/30)(a)	1,584	1,235,372
2.50%, 04/15/26 (Call 01/15/26)	899	831,308
2.63%, 04/01/31 (Call 01/01/31)	1,605	1,319,941
2.80%, 09/15/41 (Call 03/15/41)	1,090	737,755
3.00%, 10/15/50 (Call 04/15/50)	1,952	1,240,415
3.10%, 05/03/27 (Call 02/03/27)(a)	1,675	1,554,944
3.13%, 09/15/24 (Call 06/15/24)	574	554,573
3.35%, 04/01/27 (Call 03/01/27)	1,165	1,089,927
3.38%, 09/15/25 (Call 06/15/25)	1,185	1,132,263
3.50%, 04/01/51 (Call 10/01/50)	655	458,940

Security	Par (000)	Value

Retail (continued)
3.65%, 04/05/29 (Call 01/05/29)	$1,652	$1,509,187
3.70%, 04/15/46 (Call 10/15/45)	1,652	1,219,153
3.75%, 04/01/32 (Call 01/01/32)(a)	1,625	1,439,497
4.00%, 04/15/25 (Call 03/15/25)	1,576	1,534,797
4.05%, 05/03/47 (Call 11/03/46)	1,496	1,162,473
4.25%, 04/01/52 (Call 10/01/51)	1,555	1,224,382
4.38%, 09/15/45 (Call 03/15/45)	677	551,372
4.40%, 09/08/25(a)	207	203,425
4.45%, 04/01/62 (Call 10/01/61)	1,130	885,204
4.50%, 04/15/30 (Call 01/15/30)(a)	1,507	1,435,457
4.55%, 04/05/49 (Call 10/05/48)	655	541,437
4.65%, 04/15/42 (Call 10/15/41)	474	412,177
5.00%, 04/15/33 (Call 01/15/33)(a)	585	563,093
5.00%, 04/15/40 (Call 10/15/39)(a)	345	315,719
5.00%, 09/15/43 (Call 03/15/43)(a)	271	246,519
5.13%, 04/15/50 (Call 10/15/49)	560	509,572
5.50%, 10/15/35(a)	690	670,760
5.63%, 04/15/53 (Call 10/15/52)(a)	1,275	1,220,386
5.80%, 10/15/36	180	176,437
5.80%, 09/15/62 (Call 03/15/62)	1,085	1,048,191
6.50%, 03/15/29(a)	470	500,538
6.88%, 02/15/28(a)	270	288,334
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	782	714,679
2.13%, 03/01/30 (Call 12/01/29)	552	456,981
2.63%, 09/01/29 (Call 06/01/29)(a)	981	853,055
3.25%, 06/10/24	429	419,172
3.30%, 07/01/25 (Call 06/15/25)	913	877,814
3.38%, 05/26/25 (Call 02/26/25)	908	872,784
3.50%, 03/01/27 (Call 12/01/26)	984	928,662
3.50%, 07/01/27 (Call 05/01/27)(a)	1,132	1,067,447
3.60%, 07/01/30 (Call 04/01/30)	779	710,659
3.63%, 05/01/43	560	436,305
3.63%, 09/01/49 (Call 03/01/49)	1,911	1,437,493
3.70%, 01/30/26 (Call 10/30/25)(a)	2,250	2,170,631
3.70%, 02/15/42	1,115	884,538
3.80%, 04/01/28 (Call 01/01/28)	1,118	1,059,698
4.20%, 04/01/50 (Call 10/01/49)	799	663,808
4.45%, 03/01/47 (Call 09/01/46)	1,195	1,031,868
4.45%, 09/01/48 (Call 03/01/48)	593	516,655
4.60%, 09/09/32 (Call 06/09/32)	760	732,114
4.60%, 05/26/45 (Call 11/26/44)	275	243,363
4.70%, 12/09/35 (Call 06/09/35)	1,442	1,364,919
4.88%, 07/15/40(a)	665	620,709
4.88%, 12/09/45 (Call 06/09/45)	1,335	1,216,027
5.15%, 09/09/52 (Call 03/09/52)(a)	1,065	1,020,895
5.70%, 02/01/39	676	692,255
6.30%, 10/15/37	952	1,032,911
6.30%, 03/01/38	625	675,474
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	345	268,162
3.55%, 03/15/26 (Call 12/15/25)	659	630,664
3.60%, 09/01/27 (Call 06/01/27)	925	869,176
3.90%, 06/01/29 (Call 03/01/29)	571	528,807
4.20%, 04/01/30 (Call 01/01/30)	537	503,425
4.35%, 06/01/28 (Call 03/01/28)	917	883,389
4.70%, 06/15/32 (Call 03/15/32)(a)	740	705,102
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	932	815,573
1.88%, 04/15/31 (Call 01/15/31)	628	491,574

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.38%, 09/15/24 (Call 06/15/24)	$272	$262,082
4.60%, 04/15/25 (Call 03/15/25)	863	849,673
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	633	563,225
2.25%, 03/12/30 (Call 12/12/29)	1,225	1,015,706
2.45%, 06/15/26 (Call 03/15/26)	651	600,344
2.55%, 11/15/30 (Call 08/15/30)	1,484	1,239,033
3.00%, 02/14/32 (Call 11/14/31)(a)	1,050	891,881
3.35%, 03/12/50 (Call 09/12/49)	632	450,041
3.50%, 03/01/28 (Call 12/01/27)(a)	619	576,491
3.50%, 11/15/50 (Call 05/15/50)	1,372	996,109
3.55%, 08/15/29 (Call 05/15/29)	1,018	930,381
3.75%, 12/01/47 (Call 06/01/47)	580	440,813
3.80%, 08/15/25 (Call 06/15/25)(a)	1,232	1,193,848
4.00%, 11/15/28 (Call 08/15/28)	1,065	1,009,918
4.30%, 06/15/45 (Call 12/10/44)(a)	325	276,129
4.45%, 08/15/49 (Call 02/15/49)	977	832,079
4.50%, 11/15/48 (Call 05/15/48)	959	823,402
4.75%, 02/15/26 (Call 01/15/26)	1,055	1,044,989
4.80%, 02/15/33 (Call 11/15/32)	1,000	969,073
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	1,375	1,239,002
2.25%, 04/15/25 (Call 03/15/25)	1,985	1,875,327
2.35%, 02/15/30 (Call 11/15/29)	1,065	903,413
2.50%, 04/15/26	1,463	1,369,659
2.65%, 09/15/30 (Call 06/15/30)	970	830,352
2.95%, 01/15/52 (Call 07/15/51)(a)	1,135	773,580
3.38%, 04/15/29 (Call 01/15/29)(a)	854	787,566
3.50%, 07/01/24	946	924,853
3.63%, 04/15/46	705	558,788
3.90%, 11/15/47 (Call 05/15/47)	532	434,770
4.00%, 07/01/42(a)	1,617	1,414,102
4.40%, 01/15/33 (Call 10/15/32)	675	640,208
4.50%, 09/15/32 (Call 06/15/32)(a)	580	556,982
4.80%, 01/15/53 (Call 07/15/52)	1,195	1,116,680
6.35%, 11/01/32(a)	249	273,946
6.50%, 10/15/37	450	503,556
7.00%, 01/15/38(a)	580	673,750
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	445	398,280
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	525	438,965
1.60%, 05/15/31 (Call 02/15/31)(a)	560	441,023
2.25%, 09/15/26 (Call 06/15/26)	1,485	1,355,777
3.88%, 04/15/30 (Call 01/15/30)	392	368,658
4.50%, 04/15/50 (Call 10/15/49)	476	432,016
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	1,040	801,166
Walgreen Co., 4.40%, 09/15/42	150	114,907
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(a)	620	525,856
3.45%, 06/01/26 (Call 03/01/26)	405	380,150
4.10%, 04/15/50 (Call 10/15/49)	691	503,322
4.50%, 11/18/34 (Call 05/18/34)	100	87,314
4.65%, 06/01/46 (Call 12/01/45)(a)	300	237,085
4.80%, 11/18/44 (Call 05/18/44)(a)	325	269,210
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	1,600	1,405,346
1.50%, 09/22/28 (Call 07/22/28)	1,475	1,254,148
1.80%, 09/22/31 (Call 06/22/31)	1,960	1,581,917
2.38%, 09/24/29 (Call 06/24/29)	439	381,505
2.50%, 09/22/41 (Call 03/22/41)	2,690	1,928,566

Security	Par (000)	Value

Retail (continued)
2.65%, 12/15/24 (Call 10/15/24)(a)	$305	$293,957
2.65%, 09/22/51 (Call 03/22/51)(a)	3,278	2,226,191
2.85%, 07/08/24 (Call 06/08/24)	540	524,561
2.95%, 09/24/49 (Call 03/24/49)(a)	758	550,585
3.05%, 07/08/26 (Call 05/08/26)	635	602,416
3.25%, 07/08/29 (Call 04/08/29)(a)	590	545,484
3.30%, 04/22/24 (Call 01/22/24)	1,460	1,431,322
3.55%, 06/26/25 (Call 04/26/25)(a)	1,460	1,423,879
3.63%, 12/15/47 (Call 06/15/47)	450	368,780
3.70%, 06/26/28 (Call 03/26/28)	1,457	1,393,335
3.90%, 09/09/25	870	852,608
3.95%, 09/09/27 (Call 08/09/27)	565	550,304
3.95%, 06/28/38 (Call 12/28/37)	1,475	1,337,790
4.00%, 04/11/43 (Call 10/11/42)	185	162,181
4.05%, 06/29/48 (Call 12/29/47)	1,910	1,683,512
4.15%, 09/09/32 (Call 06/09/32)	710	684,320
4.30%, 04/22/44 (Call 10/22/43)(a)	70	63,138
4.50%, 09/09/52 (Call 03/09/52)	766	721,885
4.88%, 07/08/40(a)	75	72,860
5.00%, 10/25/40(a)	630	621,914
5.25%, 09/01/35(a)	1,690	1,774,154
5.63%, 04/01/40	475	503,976
5.63%, 04/15/41(a)	150	158,607
6.20%, 04/15/38	455	512,358
6.50%, 08/15/37	375	437,737
7.55%, 02/15/30	855	1,007,614

		205,349,678

Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	1,591	1,376,612
2.97%, 02/16/28 (Call 02/16/27), (1 day SOFR + 1.290%)(b)(d)	355	318,505
3.90%, 07/21/25(b)	982	942,671
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(b)(d)	965	861,603
4.00%, 09/14/26(b)	840	785,953
4.13%, 10/18/32 (Call 10/18/27), (5 year USD ICE Swap + 1.849%)(a)(b)(d)	758	673,557
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(b)(d)	1,250	1,150,409
4.85%, 07/27/27(b)	550	536,136

		6,645,446

Semiconductors — 2.1%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)(a)	870	806,133
4.39%, 06/01/52 (Call 12/01/51)	540	481,247
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	655	551,921
2.10%, 10/01/31 (Call 07/01/31)	1,270	1,027,995
2.80%, 10/01/41 (Call 04/01/41)	772	560,007
2.95%, 04/01/25 (Call 03/01/25)	563	538,206
2.95%, 10/01/51 (Call 04/01/51)	1,568	1,078,787
3.45%, 06/15/27 (Call 03/15/27)(b)	659	624,013
3.50%, 12/05/26 (Call 09/05/26)	874	829,416
4.25%, 10/01/32 (Call 07/01/32)	85	79,848
5.30%, 12/15/45 (Call 06/15/45)	285	277,465
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)(a)	740	602,746
2.75%, 06/01/50 (Call 12/01/49)(a)	397	270,602
3.30%, 04/01/27 (Call 01/01/27)	1,679	1,587,186

114	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.90%, 10/01/25 (Call 07/01/25)(a)	$830	$807,643
4.35%, 04/01/47 (Call 10/01/46)	684	614,071
5.10%, 10/01/35 (Call 04/01/35)(a)	1,418	1,421,942
5.85%, 06/15/41	1,070	1,144,432
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)(a)	605	579,336
3.50%, 01/15/28 (Call 10/15/27)(a)	1,493	1,363,981
3.88%, 01/15/27 (Call 10/15/26)	3,172	2,991,650
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	880	745,801
2.45%, 02/15/31 (Call 11/15/30)(b)	3,025	2,396,979
2.60%, 02/15/33 (Call 11/15/32)(b)	1,340	1,012,748
3.14%, 11/15/35 (Call 08/15/35)(b)	2,998	2,210,058
3.15%, 11/15/25 (Call 10/15/25)	1,526	1,437,067
3.19%, 11/15/36 (Call 08/15/36)(b)	2,015	1,459,121
3.42%, 04/15/33 (Call 01/15/33)(b)	2,365	1,904,055
3.46%, 09/15/26 (Call 07/15/26)	790	738,425
3.47%, 04/15/34 (Call 01/15/34)(b)	3,305	2,615,811
3.50%, 02/15/41 (Call 08/15/40)(b)	4,019	2,876,050
3.63%, 10/15/24 (Call 09/15/24)	667	647,215
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	1,807	1,259,523
4.00%, 04/15/29 (Call 02/15/29)(b)	1,310	1,186,407
4.11%, 09/15/28 (Call 06/15/28)(a)	770	719,416
4.15%, 11/15/30 (Call 08/15/30)	2,517	2,265,991
4.15%, 04/15/32 (Call 01/15/32)(b)	1,385	1,220,867
4.30%, 11/15/32 (Call 08/15/32)	2,084	1,846,842
4.75%, 04/15/29 (Call 01/15/29)	235	224,770
4.93%, 05/15/37 (Call 02/15/37)(b)	3,885	3,379,285
5.00%, 04/15/30 (Call 01/15/30)(a)	400	384,004
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	585	491,936
2.00%, 08/12/31 (Call 05/12/31)(a)	530	415,889
2.45%, 11/15/29 (Call 08/15/29)	2,392	2,011,624
2.60%, 05/19/26 (Call 02/19/26)(a)	1,153	1,070,235
2.70%, 06/17/24 (Call 04/17/24)(a)	60	57,936
2.80%, 08/12/41 (Call 02/12/41)	881	599,868
2.88%, 05/11/24 (Call 03/11/24)	1,068	1,038,982
3.05%, 08/12/51 (Call 02/12/51)(a)	1,200	768,911
3.10%, 02/15/60 (Call 08/15/59)	1,108	677,030
3.15%, 05/11/27 (Call 02/11/27)	1,174	1,091,923
3.20%, 08/12/61 (Call 02/12/61)	965	604,067
3.25%, 11/15/49 (Call 05/15/49)	2,124	1,418,028
3.40%, 03/25/25 (Call 02/25/25)	2,215	2,139,180
3.70%, 07/29/25 (Call 04/29/25)	2,221	2,148,307
3.73%, 12/08/47 (Call 06/08/47)	2,579	1,905,979
3.75%, 03/25/27 (Call 01/25/27)	1,047	999,456
3.75%, 08/05/27 (Call 07/05/27)	822	781,739
3.90%, 03/25/30 (Call 12/25/29)	1,526	1,407,288
4.00%, 08/05/29 (Call 06/05/29)	770	719,608
4.00%, 12/15/32(a)	863	782,253
4.10%, 05/19/46 (Call 11/19/45)	1,226	986,960
4.10%, 05/11/47 (Call 11/11/46)	982	787,284
4.15%, 08/05/32 (Call 05/05/32)(a)	560	515,878
4.25%, 12/15/42(a)	358	299,805
4.60%, 03/25/40 (Call 09/25/39)(a)	623	559,391
4.75%, 03/25/50 (Call 09/25/49)(a)	2,475	2,143,107
4.80%, 10/01/41(a)	825	747,547
4.88%, 02/10/26	1,310	1,297,433
4.88%, 02/10/28 (Call 01/10/28)	1,190	1,172,614
4.90%, 07/29/45 (Call 01/29/45)(a)	356	332,714

Security	Par (000)	Value

Semiconductors (continued)
4.90%, 08/05/52 (Call 02/05/52)	$2,010	$1,782,247
4.95%, 03/25/60 (Call 09/25/59)(a)	976	854,916
5.05%, 08/05/62 (Call 02/05/62)	1,220	1,068,212
5.13%, 02/10/30 (Call 12/10/29)	1,405	1,388,119
5.20%, 02/10/33 (Call 11/10/32)	1,970	1,933,181
5.63%, 02/10/43 (Call 08/10/42)	690	673,458
5.70%, 02/10/53 (Call 08/10/52)	1,680	1,641,655
5.90%, 02/10/63 (Call 08/10/62)	1,310	1,289,335
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	420	305,010
4.10%, 03/15/29 (Call 12/15/28)	1,283	1,221,885
4.65%, 11/01/24 (Call 08/01/24)	435	432,833
4.65%, 07/15/32 (Call 04/15/32)(a)	1,130	1,103,155
4.95%, 07/15/52 (Call 01/15/52)	1,000	945,692
5.00%, 03/15/49 (Call 09/15/48)	477	448,256
5.25%, 07/15/62 (Call 01/15/62)	1,080	1,038,004
5.65%, 11/01/34 (Call 07/01/34)(a)	423	426,836
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	1,103	898,173
2.88%, 06/15/50 (Call 12/15/49)(a)	958	639,138
3.13%, 06/15/60 (Call 12/15/59)	816	536,497
3.75%, 03/15/26 (Call 01/15/26)	996	959,569
3.80%, 03/15/25 (Call 12/15/24)	443	431,210
4.00%, 03/15/29 (Call 12/15/28)	1,295	1,228,053
4.88%, 03/15/49 (Call 09/15/48)	535	505,473
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	680	608,702
2.45%, 04/15/28 (Call 02/15/28)	840	718,574
2.95%, 04/15/31 (Call 01/15/31)(a)	1,120	901,186
4.88%, 06/22/28 (Call 03/22/28)	823	795,807
Microchip Technology Inc.
0.98%, 09/01/24	651	608,119
4.25%, 09/01/25 (Call 09/01/23)	2,070	2,004,525
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	1,378	1,045,557
3.37%, 11/01/41 (Call 05/01/41)	899	601,468
3.48%, 11/01/51 (Call 05/01/51)	920	574,640
4.19%, 02/15/27 (Call 12/15/26)	1,337	1,265,585
4.66%, 02/15/30 (Call 11/15/29)	658	605,192
4.98%, 02/06/26 (Call 12/06/25)	686	677,689
5.33%, 02/06/29 (Call 11/06/28)	827	807,857
5.88%, 02/09/33 (Call 11/09/32)	600	581,290
6.75%, 11/01/29 (Call 09/01/29)	960	992,030
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	1,011	953,192
1.55%, 06/15/28 (Call 04/15/28)	1,512	1,285,265
2.00%, 06/15/31 (Call 03/15/31)(a)	1,425	1,152,210
2.85%, 04/01/30 (Call 01/01/30)(a)	1,795	1,581,695
3.20%, 09/16/26 (Call 06/16/26)	1,151	1,091,813
3.50%, 04/01/40 (Call 10/01/39)	917	753,918
3.50%, 04/01/50 (Call 10/01/49)(a)	1,844	1,429,996
3.70%, 04/01/60 (Call 10/01/59)	624	475,743
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	661	655,362
5.35%, 03/01/26 (Call 01/01/26)(a)	724	717,061
5.55%, 12/01/28 (Call 09/01/28)(a)	756	755,444
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	943	744,820
2.65%, 02/15/32 (Call 11/15/31)	1,008	792,158
2.70%, 05/01/25 (Call 04/01/25)	342	321,047

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.13%, 02/15/42 (Call 08/15/41)(a)	$590	$397,784
3.15%, 05/01/27 (Call 03/01/27)	447	408,029
3.25%, 05/11/41 (Call 11/11/40)	1,150	799,064
3.25%, 11/30/51 (Call 05/30/51)	615	391,238
3.40%, 05/01/30 (Call 02/01/30)	938	811,752
3.88%, 06/18/26 (Call 04/18/26)	1,146	1,088,510
4.30%, 06/18/29 (Call 03/18/29)	1,474	1,360,183
4.40%, 06/01/27 (Call 05/01/27)	365	349,441
5.00%, 01/15/33 (Call 10/15/32)(a)	1,269	1,191,256
Qorvo Inc.
1.75%, 12/15/24 (Call 03/13/23)(b)	700	648,697
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	882	705,838
4.38%, 10/15/29 (Call 10/15/24)	1,045	931,816
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,217	1,024,100
1.65%, 05/20/32 (Call 02/20/32)	1,646	1,260,086
2.15%, 05/20/30 (Call 02/20/30)	510	427,213
2.90%, 05/20/24 (Call 03/20/24)	660	642,106
3.25%, 05/20/27 (Call 02/20/27)	1,424	1,339,368
3.25%, 05/20/50 (Call 11/20/49)(a)	869	637,855
3.45%, 05/20/25 (Call 02/20/25)	903	871,975
4.25%, 05/20/32 (Call 02/20/32)(a)	410	392,439
4.30%, 05/20/47 (Call 11/20/46)(a)	1,586	1,386,646
4.50%, 05/20/52 (Call 11/20/51)	1,156	1,028,545
4.65%, 05/20/35 (Call 11/20/34)	1,147	1,112,304
4.80%, 05/20/45 (Call 11/20/44)	1,440	1,364,692
5.40%, 05/20/33 (Call 02/20/33)(a)	1,565	1,613,771
6.00%, 05/20/53 (Call 11/20/52)	1,430	1,543,141
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(b)	810	745,240
2.17%, 11/25/26 (Call 10/25/26)(b)	1,065	919,516
SK Hynix Inc.
1.50%, 01/19/26(b)	260	227,688
2.38%, 01/19/31(b)	185	136,821
6.50%, 01/17/33(b)	500	491,913
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	812	714,903
3.00%, 06/01/31 (Call 03/01/31)	807	652,611
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	587	516,353
1.38%, 03/12/25 (Call 02/12/25)	987	919,105
1.75%, 05/04/30 (Call 02/04/30)	1,170	957,660
1.90%, 09/15/31 (Call 06/15/31)	600	485,387
2.25%, 09/04/29 (Call 06/04/29)	1,412	1,209,159
2.63%, 05/15/24 (Call 03/15/24)	350	339,751
2.70%, 09/15/51 (Call 03/15/51)(a)	480	333,207
2.90%, 11/03/27 (Call 08/03/27)(a)	740	684,687
3.65%, 08/16/32 (Call 05/16/32)	390	358,325
3.88%, 03/15/39 (Call 09/15/38)	1,352	1,195,375
4.10%, 08/16/52 (Call 02/16/52)(a)	300	268,119
4.15%, 05/15/48 (Call 11/15/47)	1,414	1,254,379
4.60%, 02/15/28 (Call 01/15/28)	615	610,779
4.70%, 11/18/24	300	297,850
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(a)	1,443	1,278,238
2.50%, 10/25/31 (Call 07/25/31)	1,525	1,263,808
3.13%, 10/25/41 (Call 04/25/41)	925	722,099
3.25%, 10/25/51 (Call 04/25/51)(a)	970	732,366
3.88%, 04/22/27 (Call 03/22/27)	1,500	1,440,330
4.13%, 04/22/29 (Call 02/22/29)(a)	390	372,759

Security	Par (000)	Value

Semiconductors (continued)
4.25%, 04/22/32 (Call 01/22/32)(a)	$905	$866,215
4.50%, 04/22/52 (Call 10/22/51)(a)	925	870,906
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	960	856,867
1.00%, 09/28/27 (Call 07/28/27)(b)	300	250,670
1.25%, 04/23/26 (Call 03/23/26)(b)	645	569,571
1.38%, 09/28/30 (Call 06/28/30)(b)	242	187,206
1.75%, 04/23/28 (Call 02/23/28)(b)	1,295	1,101,136
2.25%, 04/23/31 (Call 01/23/31)(b)	1,100	896,650
4.63%, 07/22/32 (Call 04/22/32)(b)	200	196,588
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	838	706,093
2.95%, 06/01/24 (Call 04/01/24)	714	693,577

		176,042,642

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	610	501,386
3.48%, 12/01/27 (Call 09/01/27)(a)	931	851,003
3.84%, 05/01/25 (Call 04/01/25)	975	936,549
4.20%, 05/01/30 (Call 02/01/30)	657	599,693

		2,888,631

Software — 2.2%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	629	491,140
2.50%, 09/15/50 (Call 03/15/50)	1,538	959,017
3.40%, 09/15/26 (Call 06/15/26)	1,313	1,241,381
3.40%, 06/15/27 (Call 03/15/27)(a)	398	373,183
4.50%, 06/15/47 (Call 12/15/46)	857	757,433
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	801	756,160
2.15%, 02/01/27 (Call 12/01/26)	962	874,206
2.30%, 02/01/30 (Call 11/01/29)(a)	1,823	1,559,647
3.25%, 02/01/25 (Call 11/01/24)	1,554	1,503,776
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	1,050	839,906
2.85%, 01/15/30 (Call 10/15/29)	848	728,167
3.50%, 06/15/27 (Call 03/15/27)	804	753,041
4.38%, 06/15/25 (Call 03/15/25)	685	673,056
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	1,340	1,084,802
2.90%, 12/01/29 (Call 09/01/29)	1,061	895,768
3.40%, 06/27/26 (Call 03/27/26)(a)	976	915,277
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	435	427,763
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	831	650,877
2.95%, 02/15/51 (Call 08/15/50)	1,232	789,232
4.80%, 03/01/26 (Call 12/01/25)(a)	690	684,115
Fidelity National Information Services Inc. 0.60%, 03/01/24(a)	481	458,727
1.15%, 03/01/26 (Call 02/01/26)	1,517	1,330,164
1.65%, 03/01/28 (Call 01/01/28)(a)	737	617,110
2.25%, 03/01/31 (Call 12/01/30)(a)	1,235	971,486
3.10%, 03/01/41 (Call 09/01/40)	525	362,000
3.75%, 05/21/29 (Call 02/21/29)(a)	125	113,695
4.50%, 07/15/25	478	467,143
4.50%, 08/15/46 (Call 02/15/46)(a)	435	341,979
4.70%, 07/15/27 (Call 06/15/27)	610	593,397
5.10%, 07/15/32 (Call 04/15/32)(a)	715	684,193
5.63%, 07/15/52 (Call 01/15/52)(a)	595	555,820

116	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	$422	$343,552
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,213	1,076,282
2.65%, 06/01/30 (Call 03/01/30)(a)	933	781,583
2.75%, 07/01/24 (Call 06/01/24)	1,769	1,703,242
3.20%, 07/01/26 (Call 05/01/26)	2,719	2,536,768
3.50%, 07/01/29 (Call 04/01/29)	3,520	3,147,522
3.85%, 06/01/25 (Call 03/01/25)	1,304	1,255,496
4.20%, 10/01/28 (Call 07/01/28)	1,109	1,041,798
4.40%, 07/01/49 (Call 01/01/49)	2,245	1,815,078
5.45%, 03/02/28 (Call 02/02/28)	680	679,056
5.60%, 03/02/33 (Call 12/01/32)	425	424,240
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	1,079	970,058
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	661	599,854
1.35%, 07/15/27 (Call 05/15/27)	846	732,920
1.65%, 07/15/30 (Call 04/15/30)	935	753,968
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	4,338	4,023,397
2.53%, 06/01/50 (Call 12/01/49)	6,975	4,657,902
2.68%, 06/01/60 (Call 12/01/59)(a)	4,442	2,878,342
2.70%, 02/12/25 (Call 11/12/24)	2,579	2,480,527
2.92%, 03/17/52 (Call 09/17/51)	6,514	4,686,424
3.04%, 03/17/62 (Call 09/17/61)	1,986	1,391,091
3.13%, 11/03/25 (Call 08/03/25)(a)	3,539	3,391,400
3.30%, 02/06/27 (Call 11/06/26)(a)	3,975	3,797,737
3.45%, 08/08/36 (Call 02/08/36)	2,026	1,774,665
3.50%, 02/12/35 (Call 08/12/34)	1,892	1,711,899
3.50%, 11/15/42(a)	1,025	867,996
3.70%, 08/08/46 (Call 02/08/46)	1,860	1,588,174
3.75%, 02/12/45 (Call 08/12/44)(a)	490	420,952
3.95%, 08/08/56 (Call 02/08/56)(a)	615	527,768
4.00%, 02/12/55 (Call 08/12/54)(a)	380	339,059
4.10%, 02/06/37 (Call 08/06/36)	1,043	978,279
4.20%, 11/03/35 (Call 05/03/35)(a)	683	654,845
4.25%, 02/06/47 (Call 08/06/46)(a)	1,080	1,004,098
4.45%, 11/03/45 (Call 05/03/45)	1,411	1,343,054
4.50%, 10/01/40	666	648,110
4.50%, 02/06/57 (Call 08/06/56)	320	309,269
4.75%, 11/03/55 (Call 05/03/55)(a)	100	96,902
5.20%, 06/01/39	225	237,605
5.30%, 02/08/41(a)	877	939,631
Open Text Corp., 6.90%, 12/01/27 (Call 11/01/27)(b)	411	415,110
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	2,360	2,109,603
2.30%, 03/25/28 (Call 01/25/28)	1,830	1,588,108
2.50%, 04/01/25 (Call 03/01/25)	2,577	2,429,668
2.65%, 07/15/26 (Call 04/15/26)	2,752	2,514,697
2.80%, 04/01/27 (Call 02/01/27)	2,575	2,335,613
2.88%, 03/25/31 (Call 12/25/30)	3,042	2,522,022
2.95%, 11/15/24 (Call 09/15/24)	1,697	1,627,026
2.95%, 05/15/25 (Call 02/15/25)	2,610	2,474,810
2.95%, 04/01/30 (Call 01/01/30)	3,084	2,631,681
3.25%, 11/15/27 (Call 08/15/27)	2,625	2,401,082
3.25%, 05/15/30 (Call 02/15/30)(a)	885	770,393
3.40%, 07/08/24 (Call 04/08/24)	1,834	1,784,948
3.60%, 04/01/40 (Call 10/01/39)	3,265	2,410,149
3.60%, 04/01/50 (Call 10/01/49)	4,991	3,380,304
3.65%, 03/25/41 (Call 09/25/40)	2,459	1,810,777
3.80%, 11/15/37 (Call 05/15/37)	2,206	1,746,734

Security	Par (000)	Value

Software (continued)
3.85%, 07/15/36 (Call 01/15/36)	$1,573	$1,280,020
3.85%, 04/01/60 (Call 10/01/59)	3,896	2,596,852
3.90%, 05/15/35 (Call 11/15/34)	1,679	1,394,314
3.95%, 03/25/51 (Call 09/25/50)	3,446	2,475,204
4.00%, 07/15/46 (Call 01/15/46)	3,292	2,403,238
4.00%, 11/15/47 (Call 05/15/47)	2,492	1,822,167
4.10%, 03/25/61 (Call 09/25/60)	1,691	1,175,812
4.13%, 05/15/45 (Call 11/15/44)	2,246	1,689,611
4.30%, 07/08/34 (Call 01/08/34)	2,129	1,869,371
4.38%, 05/15/55 (Call 11/15/54)	1,694	1,284,975
4.50%, 05/06/28 (Call 04/06/28)	505	485,623
4.50%, 07/08/44 (Call 01/08/44)	1,046	849,616
4.65%, 05/06/30 (Call 03/06/30)	505	479,129
4.90%, 02/06/33 (Call 11/06/32)	885	835,875
5.38%, 07/15/40	2,577	2,360,495
5.55%, 02/06/53 (Call 08/06/52)	1,120	1,026,291
5.80%, 11/10/25	460	465,437
6.13%, 07/08/39(a)	1,319	1,313,971
6.15%, 11/09/29 (Call 09/09/29)(a)	1,335	1,381,357
6.25%, 11/09/32 (Call 08/09/32)	2,090	2,175,081
6.50%, 04/15/38	1,405	1,464,048
6.90%, 11/09/52 (Call 05/09/52)	2,920	3,153,469
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	890	801,785
1.40%, 09/15/27 (Call 07/15/27)	832	705,668
1.75%, 02/15/31 (Call 11/15/30)	842	649,343
2.00%, 06/30/30 (Call 03/30/30)	952	766,611
2.35%, 09/15/24 (Call 08/15/24)	509	485,901
2.95%, 09/15/29 (Call 06/15/29)	730	634,647
3.80%, 12/15/26 (Call 09/15/26)	825	784,614
3.85%, 12/15/25 (Call 09/15/25)(a)	433	416,237
4.20%, 09/15/28 (Call 06/15/28)	1,045	997,965
salesforce.com Inc.
0.63%, 07/15/24 (Call 03/31/23)(a)	370	347,734
1.50%, 07/15/28 (Call 05/15/28)	1,291	1,095,020
1.95%, 07/15/31 (Call 04/15/31)(a)	1,315	1,054,642
2.70%, 07/15/41 (Call 01/15/41)(a)	1,563	1,104,301
2.90%, 07/15/51 (Call 01/15/51)	2,305	1,550,660
3.05%, 07/15/61 (Call 01/15/61)	1,575	1,009,910
3.70%, 04/11/28 (Call 01/11/28)	1,527	1,454,731
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	2,038	1,552,450
Take-Two Interactive Software Inc.
3.30%, 03/28/24	520	507,963
3.55%, 04/14/25	905	868,940
3.70%, 04/14/27 (Call 03/14/27)	735	693,602
4.00%, 04/14/32 (Call 01/14/32)(a)	765	681,393
VMware Inc.
1.00%, 08/15/24 (Call 03/31/23)	1,220	1,139,915
1.40%, 08/15/26 (Call 07/15/26)	1,240	1,070,893
1.80%, 08/15/28 (Call 06/15/28)	488	398,943
2.20%, 08/15/31 (Call 05/15/31)	1,460	1,107,160
3.90%, 08/21/27 (Call 05/21/27)	1,536	1,434,151
4.50%, 05/15/25 (Call 04/15/25)	1,264	1,238,381
4.65%, 05/15/27 (Call 03/15/27)	678	654,329
4.70%, 05/15/30 (Call 02/15/30)	1,095	1,025,030
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	1,130	1,055,472
3.70%, 04/01/29 (Call 02/01/29)	845	771,658
3.80%, 04/01/32 (Call 01/01/32)(a)	1,460	1,285,496

		180,344,430

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)(a)	$990	$850,387
3.63%, 04/22/29 (Call 01/22/29)	925	842,105
4.38%, 07/16/42	1,350	1,169,295
4.38%, 04/22/49 (Call 10/22/48)(a)	837	718,272
4.70%, 07/21/32 (Call 04/21/32)	900	855,471
6.13%, 11/15/37(a)	730	768,968
6.13%, 03/30/40	2,050	2,162,250
6.38%, 03/01/35	1,205	1,298,363
AT&T Inc.
0.90%, 03/25/24 (Call 03/13/23)	790	753,372
1.65%, 02/01/28 (Call 12/01/27)	2,638	2,241,133
1.70%, 03/25/26 (Call 03/25/23)(a)	3,622	3,254,762
2.25%, 02/01/32 (Call 11/01/31)	2,735	2,134,763
2.30%, 06/01/27 (Call 04/01/27)	2,352	2,095,524
2.55%, 12/01/33 (Call 09/01/33)	4,264	3,264,729
2.75%, 06/01/31 (Call 03/01/31)	3,212	2,653,462
2.95%, 07/15/26 (Call 04/15/26)	599	558,372
3.10%, 02/01/43 (Call 08/01/42)(a)	828	581,653
3.30%, 02/01/52 (Call 08/01/51)	975	667,043
3.50%, 06/01/41 (Call 12/01/40)	3,089	2,318,978
3.50%, 09/15/53 (Call 03/15/53)	8,064	5,535,827
3.50%, 02/01/61 (Call 08/01/60)	535	355,491
3.55%, 09/15/55 (Call 03/15/55)	7,986	5,409,744
3.65%, 06/01/51 (Call 12/01/50)	3,289	2,346,330
3.65%, 09/15/59 (Call 03/15/59)	6,704	4,540,238
3.80%, 02/15/27 (Call 11/15/26)	1,144	1,085,673
3.80%, 12/01/57 (Call 06/01/57)	6,290	4,415,980
3.85%, 06/01/60 (Call 12/01/59)	1,605	1,123,081
3.88%, 01/15/26 (Call 10/15/25)(a)	747	720,751
4.10%, 02/15/28 (Call 11/15/27)	1,310	1,248,236
4.25%, 03/01/27 (Call 12/01/26)(a)	1,862	1,804,981
4.30%, 02/15/30 (Call 11/15/29)	3,340	3,133,172
4.30%, 12/15/42 (Call 06/15/42)	1,578	1,312,655
4.35%, 03/01/29 (Call 12/01/28)	3,523	3,339,418
4.35%, 06/15/45 (Call 12/15/44)	1,310	1,066,553
4.50%, 05/15/35 (Call 11/15/34)	2,968	2,669,614
4.50%, 03/09/48 (Call 09/09/47)	2,000	1,644,342
4.55%, 03/09/49 (Call 09/09/48)	1,040	861,932
4.65%, 06/01/44 (Call 12/01/43)	1,120	952,916
4.75%, 05/15/46 (Call 11/15/45)	2,340	2,011,950
4.80%, 06/15/44 (Call 12/15/43)(a)	352	307,636
4.85%, 03/01/39 (Call 09/01/38)	1,299	1,166,083
4.85%, 07/15/45 (Call 01/15/45)(a)	325	283,158
4.90%, 08/15/37 (Call 02/14/37)	920	848,615
5.15%, 03/15/42(a)	406	372,537
5.15%, 11/15/46 (Call 05/15/46)(a)	1,000	915,802
5.15%, 02/15/50 (Call 08/14/49)	733	676,177
5.25%, 03/01/37 (Call 09/01/36)	1,340	1,289,143
5.35%, 09/01/40	698	666,571
5.45%, 03/01/47 (Call 09/01/46)(a)	508	484,810
5.55%, 08/15/41	453	438,424
5.65%, 02/15/47 (Call 08/15/46)	335	327,381
5.70%, 03/01/57 (Call 09/01/56)(a)	370	355,997
6.00%, 08/15/40 (Call 05/15/40)	581	579,833
6.15%, 09/15/34(a)	35	36,432
6.30%, 01/15/38	580	603,369
6.38%, 03/01/41	751	786,709
6.55%, 02/15/39(a)	537	567,082

Security	Par (000)	Value

Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	$985	$725,471
4.30%, 07/29/49 (Call 01/29/49)	852	698,928
4.46%, 04/01/48 (Call 10/01/47)	1,033	879,058
Series US-3, 0.75%, 03/17/24	528	504,645
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	601	442,048
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	895	702,242
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	495	333,843
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(b)	594	590,846
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(a)(b)	50	42,160
4.38%, 06/10/25(b)	775	751,925
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	1,302	1,128,418
4.25%, 11/08/49 (Call 05/08/49)(b)	815	598,551
5.13%, 12/04/28 (Call 09/24/28)(a)	780	766,314
9.63%, 12/15/30	2,938	3,554,299
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	1,612	1,491,839
2.95%, 02/28/26	1,198	1,134,633
3.50%, 06/15/25	502	486,586
3.63%, 03/04/24	626	616,688
5.50%, 01/15/40	1,855	1,949,777
5.90%, 02/15/39	2,296	2,511,651
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	401	302,182
4.38%, 11/15/57 (Call 05/15/57)	565	455,721
4.70%, 03/15/37	515	469,595
4.75%, 03/15/42(a)	525	478,857
5.35%, 11/15/48 (Call 05/15/48)(a)	461	441,487
5.45%, 11/15/79 (Call 05/15/79)	1,166	1,033,165
5.75%, 08/15/40(a)	351	354,782
5.85%, 11/15/68 (Call 05/15/68)	418	397,071
7.25%, 08/15/36 (Call 08/15/26)(a)	747	782,492
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	1,092	815,658
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	1,019	966,304
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	1,661	1,600,234
4.75%, 06/21/38 (Call 12/21/37)(b)	893	813,975
4.88%, 03/06/42(a)(b)	1,068	967,786
8.75%, 06/15/30	3,412	4,043,916
9.25%, 06/01/32	911	1,152,207
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(b)	305	236,070
4.75%, 08/01/26 (Call 05/01/26)(b)	763	731,853
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	656	583,153
2.00%, 12/10/30 (Call 09/10/30)	768	593,114
3.75%, 08/15/29 (Call 05/15/29)(a)	844	753,696
5.95%, 03/15/41(a)	361	350,852
Koninklijke KPN NV, 8.38%, 10/01/30	1,058	1,236,448
KT Corp., 2.50%, 07/18/26(a)(b)	200	181,841
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	1,024	800,986
2.75%, 05/24/31 (Call 02/24/31)	980	778,923
4.00%, 09/01/24(a)	39	38,175
4.60%, 02/23/28 (Call 11/23/27)	957	923,268
4.60%, 05/23/29 (Call 02/23/29)	1,114	1,048,349

118	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.50%, 09/01/44(a)	$504	$462,554
5.60%, 06/01/32 (Call 03/01/32)	615	602,005
7.50%, 05/15/25	70	72,297
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(a)(b)	560	517,205
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	2,133	1,888,537
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	834	726,541
2.50%, 01/08/32 (Call 10/08/31)(b)	500	395,815
2.63%, 05/05/31 (Call 02/05/31)(a)(b)	2,114	1,718,205
Nokia OYJ, 6.63%, 05/15/39(a)	165	160,868
NTT Finance Corp.
0.58%, 03/01/24(a)(b)	905	861,846
1.16%, 04/03/26 (Call 03/03/26)(b)	2,599	2,294,976
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	1,490	1,261,550
2.07%, 04/03/31 (Call 01/03/31)(b)	1,317	1,067,206
4.14%, 07/26/24(b)	200	196,224
4.24%, 07/25/25(b)	510	496,456
4.37%, 07/27/27 (Call 06/27/27)(a)(b)	475	463,925
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	760	651,075
3.75%, 06/22/26(b)	1,713	1,651,685
3.88%, 01/31/28(a)(b)	463	443,295
4.50%, 01/31/43(a)(b)	515	493,195
Orange SA
5.38%, 01/13/42	1,191	1,175,360
5.50%, 02/06/44 (Call 08/06/43)	625	630,533
9.00%, 03/01/31	2,598	3,179,910
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	877	801,057
2.95%, 03/15/25 (Call 03/15/23)(b)	1,100	1,043,175
3.20%, 03/15/27 (Call 02/15/27)(b)	1,406	1,292,773
3.63%, 12/15/25 (Call 09/15/25)	1,063	1,008,356
3.70%, 11/15/49 (Call 05/15/49)	948	668,316
3.80%, 03/15/32 (Call 12/15/31)(b)	2,356	2,057,916
4.30%, 02/15/48 (Call 08/15/47)	722	554,477
4.35%, 05/01/49 (Call 11/01/48)	1,418	1,104,756
4.50%, 03/15/42 (Call 09/15/41)(b)	1,008	826,361
4.50%, 03/15/43 (Call 09/15/42)	768	626,027
4.55%, 03/15/52 (Call 09/15/51)(a)(b)	2,130	1,698,768
5.00%, 03/15/44 (Call 09/15/43)(a)	1,243	1,079,148
5.25%, 03/15/82 (Call 03/15/27), (5 year CMT + 3.590%)(a)(b)(d)	405	361,612
5.45%, 10/01/43 (Call 04/01/43)	976	895,278
7.50%, 08/15/38	480	536,304
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,027	984,852
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	544	408,760
SES SA, 5.30%, 04/04/43(b)	518	387,874
Telefonica Emisiones SA
4.10%, 03/08/27	1,337	1,266,732
4.67%, 03/06/38	1,000	826,835
4.90%, 03/06/48	1,101	877,456
5.21%, 03/08/47	2,762	2,321,729
5.52%, 03/01/49 (Call 09/01/48)	1,373	1,195,390
7.05%, 06/20/36	2,500	2,640,105
Telefonica Europe BV, 8.25%, 09/15/30	1,538	1,742,067
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(b)	245	195,694
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	1,579	1,509,942
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	887	813,732

Security	Par (000)	Value

Telecommunications (continued)
3.40%, 05/13/32 (Call 02/13/32)	$1,306	$1,113,308
3.70%, 09/15/27 (Call 06/15/27)	942	888,070
4.30%, 06/15/49 (Call 12/15/48)(a)	534	445,217
4.60%, 11/16/48 (Call 05/16/48)	621	545,303
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,312	1,174,670
2.05%, 02/15/28 (Call 12/15/27)	2,019	1,732,814
2.25%, 02/15/26 (Call 02/15/24)	2,385	2,169,537
2.25%, 11/15/31 (Call 08/15/31)	1,032	809,180
2.40%, 03/15/29 (Call 01/15/29)	660	557,813
2.55%, 02/15/31 (Call 11/15/30)	2,952	2,409,316
2.63%, 04/15/26 (Call 04/15/23)(a)	1,645	1,507,228
2.63%, 02/15/29 (Call 02/15/24)	1,533	1,304,005
2.70%, 03/15/32 (Call 01/15/29)	1,380	1,118,598
2.88%, 02/15/31 (Call 02/15/26)	1,120	929,150
3.00%, 02/15/41 (Call 08/15/40)	3,001	2,088,526
3.30%, 02/15/51 (Call 08/15/50)	3,620	2,426,948
3.38%, 04/15/29 (Call 04/15/24)	2,400	2,119,536
3.40%, 10/15/52 (Call 04/15/52)	3,130	2,129,734
3.50%, 04/15/25 (Call 03/15/25)	2,764	2,647,530
3.50%, 04/15/31 (Call 04/15/26)	2,810	2,432,581
3.60%, 11/15/60 (Call 05/15/60)	1,888	1,254,717
3.75%, 04/15/27 (Call 02/15/27)	3,904	3,670,291
3.88%, 04/15/30 (Call 01/15/30)	7,392	6,702,675
4.38%, 04/15/40 (Call 10/15/39)	2,109	1,792,179
4.50%, 04/15/50 (Call 10/15/49)	3,381	2,804,656
4.75%, 02/01/28 (Call 02/01/24)(a)	1,475	1,428,272
4.95%, 03/15/28 (Call 02/15/28)	980	962,007
5.05%, 07/15/33 (Call 04/15/33)	1,000	963,655
5.20%, 01/15/33 (Call 10/15/32)	645	629,047
5.38%, 04/15/27 (Call 04/15/23)(a)	904	904,225
5.65%, 01/15/53 (Call 07/15/52)	2,015	1,975,382
5.80%, 09/15/62 (Call 03/15/62)	700	686,349
Verizon Communications Inc.
0.75%, 03/22/24	838	798,532
0.85%, 11/20/25 (Call 10/20/25)	1,497	1,335,982
1.45%, 03/20/26 (Call 02/20/26)	1,637	1,466,396
1.50%, 09/18/30 (Call 06/18/30)(a)	1,345	1,041,157
1.68%, 10/30/30 (Call 07/30/30)	1,313	1,016,101
1.75%, 01/20/31 (Call 10/20/30)	2,482	1,915,200
2.10%, 03/22/28 (Call 01/22/28)	2,255	1,946,298
2.36%, 03/15/32 (Call 12/15/31)	4,355	3,423,693
2.55%, 03/21/31 (Call 12/21/30)	3,681	3,011,013
2.63%, 08/15/26	1,572	1,443,706
2.65%, 11/20/40 (Call 05/20/40)	3,467	2,348,216
2.85%, 09/03/41 (Call 03/03/41)	1,990	1,379,084
2.88%, 11/20/50 (Call 05/20/50)	3,273	2,059,632
2.99%, 10/30/56 (Call 04/30/56)	4,211	2,579,862
3.00%, 03/22/27 (Call 01/22/27)	1,251	1,155,882
3.00%, 11/20/60 (Call 05/20/60)(a)	2,055	1,237,272
3.15%, 03/22/30 (Call 12/22/29)	2,263	1,981,528
3.38%, 02/15/25	1,344	1,297,354
3.40%, 03/22/41 (Call 09/22/40)	3,993	3,009,921
3.50%, 11/01/24 (Call 08/01/24)(a)	1,088	1,060,066
3.55%, 03/22/51 (Call 09/22/50)	4,515	3,259,599
3.70%, 03/22/61 (Call 09/22/60)	3,567	2,507,554
3.85%, 11/01/42 (Call 05/01/42)	1,114	878,763
3.88%, 02/08/29 (Call 11/08/28)	1,728	1,608,239
3.88%, 03/01/52 (Call 09/01/51)(a)	1,805	1,382,081
4.00%, 03/22/50 (Call 09/22/49)	1,204	952,224

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.02%, 12/03/29 (Call 09/03/29)	$2,635	$2,430,271
4.13%, 03/16/27	2,850	2,743,516
4.13%, 08/15/46(a)	972	790,241
4.27%, 01/15/36	2,306	2,035,432
4.33%, 09/21/28	4,072	3,901,081
4.40%, 11/01/34 (Call 05/01/34)(a)	2,290	2,081,696
4.50%, 08/10/33	2,272	2,111,633
4.52%, 09/15/48(a)	975	837,884
4.67%, 03/15/55(a)	335	290,079
4.75%, 11/01/41	1,030	941,878
4.81%, 03/15/39	1,180	1,081,511
4.86%, 08/21/46(a)	2,675	2,415,689
5.01%, 04/15/49	620	568,776
5.01%, 08/21/54	275	251,572
5.25%, 03/16/37	1,473	1,438,265
5.50%, 03/16/47	445	432,573
5.85%, 09/15/35	375	375,959
6.40%, 09/15/33	200	210,739
6.55%, 09/15/43	930	1,010,407
7.75%, 12/01/30(a)	960	1,102,071
Vodafone Group PLC
4.13%, 05/30/25	1,949	1,896,764
4.25%, 09/17/50	1,637	1,284,776
4.38%, 05/30/28(a)	930	906,610
4.38%, 02/19/43	1,774	1,448,800
4.88%, 06/19/49	1,900	1,646,440
5.13%, 06/19/59(a)	359	315,553
5.63%, 02/10/53 (Call 08/10/52)	825	792,677
5.75%, 02/10/63 (Call 08/10/62)	700	664,837
6.15%, 02/27/37	2,152	2,226,425
6.25%, 11/30/32(a)	871	924,814
7.88%, 02/15/30	1,090	1,240,616
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	525	397,259
3.38%, 04/29/30 (Call 01/29/30)(b)	115	93,840
4.10%, 07/14/51 (Call 01/14/51)(b)	275	176,211

		321,337,151

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	560	536,709
3.50%, 09/15/27 (Call 06/15/27)(a)	622	570,439
3.55%, 11/19/26 (Call 09/19/26)	963	895,709
3.90%, 11/19/29 (Call 08/19/29)	1,030	908,024
5.10%, 05/15/44 (Call 11/15/43)(a)	477	399,772
6.35%, 03/15/40(a)	539	525,074

		3,835,727

Transportation — 1.8%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(a)(b)	620	594,512
4.50%, 06/20/29 (Call 03/20/29)(a)(b)	1,105	1,053,958
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	450	301,729
3.00%, 04/01/25 (Call 01/01/25)(a)	884	846,508
3.05%, 02/15/51 (Call 08/15/50)	676	466,310
3.25%, 06/15/27 (Call 03/15/27)(a)	493	465,587
3.30%, 09/15/51 (Call 03/15/51)	902	656,160
3.40%, 09/01/24 (Call 06/01/24)(a)	644	626,924
3.55%, 02/15/50 (Call 08/15/49)	699	537,273
3.65%, 09/01/25 (Call 06/01/25)(a)	803	773,832
3.75%, 04/01/24 (Call 01/01/24)	370	363,919

Security	Par (000)	Value

Transportation (continued)
3.90%, 08/01/46 (Call 02/01/46)	$1,084	$875,791
4.05%, 06/15/48 (Call 12/15/47)	816	683,392
4.13%, 06/15/47 (Call 12/15/46)	695	592,309
4.15%, 04/01/45 (Call 10/01/44)	1,042	886,722
4.15%, 12/15/48 (Call 06/15/48)	699	592,897
4.38%, 09/01/42 (Call 03/01/42)	632	563,699
4.40%, 03/15/42 (Call 09/15/41)	805	717,651
4.45%, 03/15/43 (Call 09/15/42)	762	679,410
4.45%, 01/15/53 (Call 07/15/52)(a)	1,015	902,928
4.55%, 09/01/44 (Call 03/01/44)(a)	820	740,938
4.70%, 09/01/45 (Call 03/01/45)	682	627,127
4.90%, 04/01/44 (Call 10/01/43)	937	881,396
4.95%, 09/15/41 (Call 03/15/41)	690	655,416
5.05%, 03/01/41 (Call 09/01/40)	525	509,314
5.15%, 09/01/43 (Call 03/01/43)	795	779,526
5.40%, 06/01/41 (Call 12/01/40)	879	880,521
5.75%, 05/01/40 (Call 11/01/39)	1,055	1,097,706
6.15%, 05/01/37(a)	822	904,076
6.20%, 08/15/36	494	533,268
7.00%, 12/15/25	509	534,325
7.95%, 08/15/30(a)	160	184,871
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	1,302	797,040
2.75%, 03/01/26 (Call 12/01/25)(a)	955	894,028
2.95%, 11/21/24 (Call 08/21/24)	551	529,316
3.20%, 08/02/46 (Call 02/02/46)	965	707,982
3.50%, 11/15/42 (Call 05/14/42)	75	55,728
3.65%, 02/03/48 (Call 08/03/47)	379	303,915
3.85%, 08/05/32 (Call 05/05/32)	727	667,069
4.40%, 08/05/52 (Call 02/05/52)	590	526,053
4.45%, 01/20/49 (Call 07/20/48)	566	506,379
4.50%, 11/07/43 (Call 05/07/43)	275	232,903
6.20%, 06/01/36	275	296,861
6.25%, 08/01/34	856	935,584
6.38%, 11/15/37	560	600,600
6.71%, 07/15/36	10	10,865
6.90%, 07/15/28	405	439,556
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 03/31/23)	80	74,574
1.75%, 12/02/26 (Call 11/02/26)	900	797,018
2.05%, 03/05/30 (Call 12/05/29)	912	749,583
2.45%, 12/02/31 (Call 09/02/31)	865	720,335
2.90%, 02/01/25 (Call 11/01/24)	1,579	1,505,968
3.00%, 12/02/41 (Call 06/02/41)(a)	950	719,653
3.10%, 12/02/51 (Call 06/02/51)	2,340	1,596,949
3.70%, 02/01/26 (Call 11/01/25)(a)	1,076	1,023,999
4.00%, 06/01/28 (Call 03/01/28)(a)	590	557,657
4.80%, 09/15/35 (Call 03/15/35)	475	441,607
4.80%, 08/01/45 (Call 02/01/45)	213	192,713
5.75%, 03/15/33(a)	685	683,921
5.75%, 01/15/42	660	656,640
5.95%, 05/15/37	812	832,198
6.13%, 09/15/2115 (Call 03/15/2115)	611	624,514
7.13%, 10/15/31	570	637,024
Central Japan Railway Co., 4.25%, 11/24/45 (Call 05/24/45)(b)	35	30,159
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	1,183	1,121,874
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	766	646,512

120	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.50%, 05/15/51 (Call 11/15/50)(a)	$359	$220,463
2.60%, 11/01/26 (Call 08/01/26)(a)	1,345	1,234,016
3.25%, 06/01/27 (Call 03/01/27)	872	813,132
3.35%, 11/01/25 (Call 08/01/25)	805	768,521
3.35%, 09/15/49 (Call 03/15/49)	905	651,594
3.40%, 08/01/24 (Call 05/01/24)	451	438,898
3.80%, 03/01/28 (Call 12/01/27)	540	513,033
3.80%, 11/01/46 (Call 05/01/46)	881	692,053
3.80%, 04/15/50 (Call 10/15/49)	636	492,062
3.95%, 05/01/50 (Call 11/01/49)	433	344,687
4.10%, 11/15/32 (Call 08/15/32)	735	677,345
4.10%, 03/15/44 (Call 09/15/43)	698	585,642
4.25%, 03/15/29 (Call 12/15/28)	1,172	1,112,050
4.25%, 11/01/66 (Call 05/01/66)	365	285,718
4.30%, 03/01/48 (Call 09/01/47)	1,198	1,019,229
4.40%, 03/01/43 (Call 09/01/42)	510	441,049
4.50%, 03/15/49 (Call 09/15/48)	538	470,090
4.50%, 11/15/52 (Call 05/15/52)	1,130	980,909
4.50%, 08/01/54 (Call 02/01/54)	395	337,836
4.65%, 03/01/68 (Call 09/01/67)	605	513,651
4.75%, 05/30/42 (Call 11/30/41)	675	615,602
4.75%, 11/15/48 (Call 05/15/48)	428	386,414
5.50%, 04/15/41 (Call 10/15/40)	560	558,501
6.00%, 10/01/36	1,225	1,270,780
6.15%, 05/01/37(a)	696	734,644
6.22%, 04/30/40	543	580,381
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	355	216,964
3.83%, 09/14/61 (Call 03/14/61)(b)	700	473,659
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(a)(b)	743	663,499
3.69%, 09/13/61 (Call 03/13/61)(b)	605	411,095
4.70%, 05/07/50 (Call 11/07/49)(a)(b)	884	753,451
5.00%, 01/25/47 (Call 07/25/46)(a)(b)	435	388,690
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	605	491,730
3.10%, 08/05/29 (Call 05/05/29)	950	837,804
3.25%, 04/01/26 (Call 01/01/26)	1,000	946,425
3.25%, 05/15/41 (Call 11/15/40)	830	597,810
3.40%, 02/15/28 (Call 11/15/27)(a)	449	414,016
3.88%, 08/01/42	508	393,311
3.90%, 02/01/35	908	776,483
4.05%, 02/15/48 (Call 08/15/47)	1,118	858,066
4.10%, 04/15/43	404	318,720
4.10%, 02/01/45	838	652,927
4.20%, 10/17/28 (Call 07/17/28)(a)	505	483,436
4.25%, 05/15/30 (Call 02/15/30)(a)	650	609,707
4.40%, 01/15/47 (Call 07/15/46)	1,094	895,759
4.50%, 02/01/65	88	65,565
4.55%, 04/01/46 (Call 10/01/45)	1,312	1,085,222
4.75%, 11/15/45 (Call 05/15/45)	1,207	1,029,094
4.90%, 01/15/34(a)	670	642,292
4.95%, 10/17/48 (Call 04/17/48)	793	703,207
5.10%, 01/15/44	679	615,210
5.25%, 05/15/50 (Call 11/15/49)(a)	1,257	1,166,105
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)(a)	65	63,900
3.88%, 03/01/26 (Call 01/01/26)	568	546,004
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	852	738,533

Security	Par (000)	Value

Transportation (continued)
3.13%, 06/01/26 (Call 03/01/26)(a)	$809	$755,642
3.50%, 05/01/50 (Call 11/01/49)	679	494,195
4.20%, 11/15/69 (Call 05/15/69)	426	326,648
4.30%, 05/15/43 (Call 11/15/42)	634	521,446
4.70%, 05/01/48 (Call 11/01/47)	436	381,273
4.95%, 08/15/45 (Call 02/15/45)	559	504,981
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	944	881,259
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(b)	145	138,380
3.75%, 04/06/27 (Call 03/06/27)(b)	1,000	925,853
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	614	497,303
2.55%, 11/01/29 (Call 08/01/29)	651	550,942
2.90%, 06/15/26 (Call 03/15/26)	387	359,461
2.90%, 08/25/51 (Call 02/25/51)	1,020	655,656
3.00%, 03/15/32 (Call 12/15/31)	609	513,860
3.05%, 05/15/50 (Call 11/15/49)	947	630,698
3.15%, 06/01/27 (Call 03/01/27)(a)	388	358,221
3.16%, 05/15/55 (Call 11/15/54)	864	568,450
3.40%, 11/01/49 (Call 05/01/49)	479	338,692
3.65%, 08/01/25 (Call 06/01/25)(a)	390	374,323
3.70%, 03/15/53 (Call 09/15/52)	661	492,181
3.80%, 08/01/28 (Call 05/01/28)	550	513,747
3.94%, 11/01/47 (Call 05/01/47)(a)	758	599,962
3.95%, 10/01/42 (Call 04/01/42)	741	609,052
4.05%, 08/15/52 (Call 02/15/52)	915	727,672
4.10%, 05/15/49 (Call 11/15/48)	544	436,597
4.10%, 05/15/2121 (Call 11/15/2120)	640	437,294
4.15%, 02/28/48 (Call 08/28/47)	727	593,172
4.45%, 03/01/33 (Call 12/01/32)(a)	600	563,466
4.45%, 06/15/45 (Call 12/15/44)	462	390,025
4.55%, 06/01/53 (Call 12/01/52)	870	751,179
4.65%, 01/15/46 (Call 07/15/45)	665	585,167
4.84%, 10/01/41	949	863,686
5.10%, 08/01/2118 (Call 02/01/2118)	75	64,071
5.59%, 05/17/25	465	462,229
7.25%, 02/15/31(a)	905	1,003,029
7.80%, 05/15/27	285	311,254
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(a)(b)	1,458	1,420,092
4.88%, 10/01/24(b)	623	614,434
5.38%, 05/05/45(b)	492	453,477
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	617	624,969
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	705	622,772
2.50%, 09/01/24 (Call 08/01/24)	719	686,351
2.85%, 03/01/27 (Call 02/01/27)	424	384,977
2.90%, 12/01/26 (Call 10/01/26)	739	671,302
3.35%, 09/01/25 (Call 08/01/25)	664	626,102
3.65%, 03/18/24 (Call 02/18/24)	310	303,535
4.30%, 06/15/27 (Call 05/15/27)(a)	310	297,814
4.63%, 06/01/25 (Call 05/01/25)	670	654,741
5.65%, 03/01/28 (Call 02/01/28)	1,055	1,055,613
TTX Co.
3.60%, 01/15/25(b)	771	742,110
3.90%, 02/01/45 (Call 08/01/44)(b)	50	40,256
4.20%, 07/01/46 (Call 01/01/46)(b)	665	554,660
4.60%, 02/01/49 (Call 08/01/48)(b)	369	329,135
4.65%, 06/15/44	85	73,509
5.65%, 12/01/52 (Call 06/01/52)(a)(b)	375	390,359

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	$465	$420,386
2.38%, 05/20/31 (Call 02/20/31)(a)	985	815,823
2.40%, 02/05/30 (Call 11/05/29)(a)	1,499	1,276,238
2.75%, 03/01/26 (Call 12/01/25)(a)	1,049	983,269
2.80%, 02/14/32 (Call 11/14/31)	750	634,193
2.89%, 04/06/36 (Call 01/06/36)	760	598,491
2.95%, 03/10/52 (Call 09/10/51)	575	386,882
2.97%, 09/16/62 (Call 03/16/62)	917	575,403
3.00%, 04/15/27 (Call 01/15/27)	878	817,271
3.15%, 03/01/24 (Call 02/01/24)	392	383,802
3.20%, 05/20/41 (Call 11/20/40)	1,515	1,167,802
3.25%, 01/15/25 (Call 10/15/24)(a)	390	376,326
3.25%, 08/15/25 (Call 05/15/25)(a)	770	737,202
3.25%, 02/05/50 (Call 08/05/49)	1,997	1,440,414
3.35%, 08/15/46 (Call 02/15/46)	120	87,684
3.38%, 02/01/35 (Call 08/01/34)	1,375	1,160,160
3.38%, 02/14/42 (Call 08/14/41)	585	459,526
3.50%, 02/14/53 (Call 08/14/52)	1,210	906,117
3.55%, 08/15/39 (Call 02/15/39)	827	677,592
3.55%, 05/20/61 (Call 11/20/60)	783	560,864
3.60%, 09/15/37 (Call 03/15/37)	772	650,884
3.70%, 03/01/29 (Call 12/01/28)	1,166	1,091,185
3.75%, 03/15/24 (Call 12/15/23)	215	211,256
3.75%, 07/15/25 (Call 05/15/25)	777	754,009
3.75%, 02/05/70 (Call 08/05/69)	580	422,623
3.80%, 10/01/51 (Call 04/01/51)	1,090	866,992
3.80%, 04/06/71 (Call 10/06/70)	560	409,557
3.84%, 03/20/60 (Call 09/20/59)	2,107	1,606,712
3.85%, 02/14/72 (Call 08/14/71)	435	323,555
3.88%, 02/01/55 (Call 08/01/54)	480	377,839
3.95%, 09/10/28 (Call 06/10/28)	1,252	1,196,111
3.95%, 08/15/59 (Call 02/15/59)	555	432,643
4.00%, 04/15/47 (Call 10/15/46)	685	562,270
4.05%, 11/15/45 (Call 05/15/45)	565	470,304
4.05%, 03/01/46 (Call 09/01/45)	613	504,441
4.10%, 09/15/67 (Call 03/15/67)	507	397,636
4.30%, 03/01/49 (Call 09/01/48)	718	618,771
4.50%, 01/20/33 (Call 10/20/32)(a)	535	514,900
4.50%, 09/10/48 (Call 03/10/48)	555	486,318
4.75%, 02/21/26 (Call 01/21/26)	1,000	995,504
4.95%, 09/09/52 (Call 03/09/52)(a)	445	429,105
4.96%, 05/15/53 (Call 11/15/52)	750	717,737
5.15%, 01/20/63 (Call 07/20/62)(a)	540	519,242
6.63%, 02/01/29	27	29,182
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	467	447,087
2.40%, 11/15/26 (Call 08/15/26)(a)	833	765,885
2.50%, 09/01/29 (Call 06/01/29)(a)	657	568,417
2.80%, 11/15/24 (Call 09/15/24)	532	512,170
3.05%, 11/15/27 (Call 08/15/27)	1,231	1,142,238
3.40%, 03/15/29 (Call 12/15/28)	1,007	930,793
3.40%, 11/15/46 (Call 05/15/46)	695	531,026
3.40%, 09/01/49 (Call 03/01/49)(a)	668	520,325
3.63%, 10/01/42(a)	391	323,398
3.75%, 11/15/47 (Call 05/15/47)	1,255	1,032,638
3.90%, 04/01/25 (Call 03/01/25)	1,424	1,391,605
4.25%, 03/15/49 (Call 09/15/48)	684	607,775
4.45%, 04/01/30 (Call 01/01/30)(a)	1,027	1,004,694
4.88%, 03/03/33 (Call 12/03/32)	680	675,371

Security	Par (000)	Value

Transportation (continued)
4.88%, 11/15/40 (Call 05/15/40)	$770	$745,182
5.05%, 03/03/53 (Call 09/03/52)	680	671,340
5.20%, 04/01/40 (Call 10/01/39)(a)	657	661,670
5.30%, 04/01/50 (Call 10/01/49)(a)	1,235	1,275,651
6.20%, 01/15/38	1,559	1,723,753
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(c)	240	275,820

		151,792,089

Trucking & Leasing — 0.2%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	495	463,504
2.63%, 03/20/25 (Call 02/20/25)(a)(b)	1,530	1,431,398
3.38%, 03/20/28 (Call 01/20/28)(b)	630	561,374
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	735	552,542
3.10%, 06/01/51 (Call 12/01/50)(a)	390	246,154
3.25%, 03/30/25 (Call 12/30/24)	290	275,842
3.25%, 09/15/26 (Call 06/15/26)	1,188	1,100,678
3.50%, 03/15/28 (Call 12/15/27)	288	261,304
3.50%, 06/01/32 (Call 03/01/32)(a)	161	135,484
3.85%, 03/30/27 (Call 12/30/26)(a)	401	376,295
4.00%, 06/30/30 (Call 03/30/30)	605	544,219
4.50%, 03/30/45 (Call 09/30/44)(a)	160	129,386
4.55%, 11/07/28 (Call 08/07/28)	360	341,501
4.70%, 04/01/29 (Call 01/01/29)	620	592,204
4.90%, 03/15/33 (Call 12/15/32)(a)	430	404,730
5.20%, 03/15/44 (Call 09/15/43)(a)	290	259,682
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	812	718,557
1.70%, 06/15/26 (Call 05/15/26)(b)	1,447	1,270,125
2.70%, 11/01/24 (Call 10/01/24)(a)(b)	698	660,529
3.35%, 11/01/29 (Call 08/01/29)(b)	573	496,790
3.40%, 11/15/26 (Call 08/15/26)(b)	823	754,533
3.45%, 07/01/24 (Call 06/01/24)(b)	695	672,782
3.95%, 03/10/25 (Call 01/10/25)(b)	931	896,151
4.00%, 07/15/25 (Call 06/15/25)(b)	624	597,014
4.20%, 04/01/27 (Call 01/01/27)(b)	727	687,024
4.40%, 07/01/27 (Call 06/01/27)(b)	477	455,116
4.45%, 01/29/26 (Call 11/29/25)(b)	727	699,630
5.70%, 02/01/28 (Call 01/01/28)	735	734,289
5.88%, 11/15/27 (Call 10/15/27)(b)	340	343,826
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	1,315	1,124,315
2.30%, 06/15/28 (Call 04/15/28)(b)	415	342,421
3.55%, 04/15/24 (Call 03/15/24)(b)	195	189,464

		18,318,863

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	595	517,797
3.38%, 01/20/27 (Call 12/20/26)	677	597,298

		1,115,095

Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	530	432,371
2.80%, 05/01/30 (Call 02/01/30)(a)	825	713,403
2.95%, 09/01/27 (Call 06/01/27)	692	634,221
3.00%, 12/01/26 (Call 09/01/26)(a)	475	439,621
3.25%, 06/01/51 (Call 12/01/50)	550	391,909
3.40%, 03/01/25 (Call 12/01/24)	1,036	997,983
3.45%, 06/01/29 (Call 03/01/29)	656	594,794

122	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
3.45%, 05/01/50 (Call 11/01/49)	$559	$413,466
3.75%, 09/01/28 (Call 06/01/28)	632	592,385
3.75%, 09/01/47 (Call 03/01/47)	796	620,514
3.85%, 03/01/24 (Call 12/01/23)	490	481,982
4.00%, 12/01/46 (Call 06/01/46)(a)	526	413,927
4.15%, 06/01/49 (Call 12/01/48)	489	399,581
4.20%, 09/01/48 (Call 03/01/48)	452	381,635
4.30%, 12/01/42 (Call 06/01/42)(a)	456	395,328
4.30%, 09/01/45 (Call 03/01/45)(a)	329	276,855
4.45%, 06/01/32 (Call 03/01/32)(a)	570	542,669
6.59%, 10/15/37	779	844,068
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	124	121,344
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	740	593,984
2.70%, 04/15/30 (Call 01/15/30)	774	649,468
3.35%, 04/15/50 (Call 10/15/49)	447	312,013
3.57%, 05/01/29 (Call 02/01/29)	990	887,627
4.28%, 05/01/49 (Call 11/01/48)	686	559,403
5.30%, 05/01/52 (Call 11/01/51)	445	420,734
United Utilities PLC, 6.88%, 08/15/28(a)	155	167,628

		13,278,913

Total Corporate Bonds & Notes — 97.8% (Cost: $9,208,020,983)		8,057,416,074

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	755	697,239

South Korea — 0.1%
Korea Electric Power Corp.
1.13%, 06/15/25(b)	632	572,150
3.63%, 06/14/25(b)	200	192,250
4.00%, 06/14/27(b)	135	129,544
5.13%, 04/23/34(a)(b)	435	432,291
Korea Gas Corp.
1.13%, 07/13/26(b)	650	565,919
2.00%, 07/13/31(b)	495	394,698
2.25%, 07/18/26(b)	125	112,646
3.13%, 07/20/27(a)(b)	1,776	1,633,450
3.50%, 07/02/26(b)	150	141,002
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)(b)	480	422,717
3.13%, 07/25/27(b)	1,170	1,071,170

Security	Par/ Shares (000)	Value

South Korea (continued)
Korea National Oil Corp.
0.88%, 10/05/25(a)(b)	$647	$572,056
1.25%, 04/07/26(b)	1,000	879,770
2.50%, 10/24/26(b)	143	129,223
2.63%, 04/18/32(b)	500	412,075
3.25%, 10/01/25(b)	450	425,018
3.38%, 03/27/27(b)	500	466,020

		8,551,999

Total Foreign Government Obligations — 0.1% (Cost: $10,221,735)		9,249,238

Total Long-Term Investments — 97.9% (Cost: $9,218,242,718)		8,066,665,312

Short-Term Securities

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(g)(h)(i)	755,866	756,319,806
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(g)(h)	65,729	65,729,000

Total Short-Term Securities — 10.0% (Cost: $821,598,025)		822,048,806

Total Investments — 107.9% (Cost: $10,039,840,743)		8,888,714,118

Liabilities in Excess of Other Assets — (7.9)%		(648,279,037)

Net Assets — 100.0%		$8,240,435,081

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$622,224,764	$133,814,278	(a)	$—		$(163,762)	$444,526	$756,319,806	755,866	$2,087,940	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	102,249,000	—		(36,520,000	)(a)	—	—	65,729,000	65,729	1,731,276		121

						$(163,762)	$444,526	$822,048,806		$3,819,216		$121

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (continued) February 28, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$8,057,416,074	$—	$8,057,416,074
Foreign Government Obligations	—	9,249,238	—	9,249,238
Short-Term Securities
Money Market Funds	822,048,806	—	—	822,048,806

	$822,048,806	$8,066,665,312	$—	$8,888,714,118

See notes to financial statements.

124	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24(a)	$4,302	$4,218,420
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	12,744	12,139,117
3.65%, 11/01/24 (Call 08/01/24)	9,834	9,542,383
WPP Finance 2010, 3.75%, 09/19/24	8,279	8,029,922

		33,929,842

Aerospace & Defense — 1.2%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(a)(b)	5,510	5,133,227
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	500	535,179
BAE Systems Holdings Inc.
3.80%, 10/07/24(a)(b)	4,687	4,560,941
3.85%, 12/15/25 (Call 09/15/25)(a)(b)	6,953	6,673,205
Boeing Co. (The)
2.20%, 02/04/26 (Call 03/31/23)	45,891	41,685,090
2.25%, 06/15/26 (Call 03/15/26)(a)	4,575	4,124,955
2.50%, 03/01/25 (Call 12/01/24)	2,733	2,564,682
2.60%, 10/30/25 (Call 07/30/25)	3,040	2,818,240
2.70%, 02/01/27 (Call 12/01/26)	10,078	9,128,718
2.75%, 02/01/26 (Call 01/01/26)	12,073	11,189,296
2.80%, 03/01/27 (Call 12/01/26)(a)	2,129	1,928,476
2.85%, 10/30/24 (Call 07/30/24)	5,171	4,945,428
3.10%, 05/01/26 (Call 03/01/26)	6,689	6,227,452
3.25%, 02/01/28 (Call 12/01/27)(a)	900	814,837
4.88%, 05/01/25 (Call 04/01/25)	29,808	29,390,720
5.04%, 05/01/27 (Call 03/01/27)(a)	16,392	16,145,398
7.95%, 08/15/24	1,937	2,007,784
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	4,505	3,988,203
2.13%, 08/15/26 (Call 05/15/26)(a)	4,407	4,016,528
2.38%, 11/15/24 (Call 09/15/24)(a)	4,744	4,518,225
2.63%, 11/15/27 (Call 08/15/27)(a)	1,010	916,027
3.25%, 04/01/25 (Call 03/01/25)	6,955	6,697,856
3.50%, 05/15/25 (Call 03/15/25)	6,854	6,629,638
3.50%, 04/01/27 (Call 02/01/27)	5,628	5,335,339
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)(a)	1,670	1,575,181
4.95%, 08/15/25 (Call 05/15/25)	770	751,040
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	6,945	6,710,402
3.85%, 12/15/26 (Call 09/15/26)(a)	3,394	3,242,285
3.95%, 05/28/24 (Call 02/28/24)	3,376	3,310,618
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)(a)	9,279	8,965,815
4.95%, 10/15/25 (Call 09/15/25)(a)	4,215	4,222,186
5.10%, 11/15/27 (Call 10/15/27)(a)	9,330	9,453,484
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	14,272	13,662,791
3.20%, 02/01/27 (Call 11/01/26)(a)	4,882	4,584,059
3.25%, 01/15/28 (Call 10/15/27)(a)	6,300	5,816,596
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)(a)	5,756	5,300,442
3.13%, 05/04/27 (Call 02/04/27)	8,735	8,101,311
3.50%, 03/15/27 (Call 12/15/26)(a)	8,209	7,769,656
3.95%, 08/16/25 (Call 06/16/25)(a)	13,594	13,210,726
5.00%, 02/27/26 (Call 01/27/26)	3,255	3,250,117
7.20%, 08/15/27	2,000	2,192,221

		284,094,374

Security	Par (000)	Value

Agriculture — 1.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	$7,415	$6,950,891
2.63%, 09/16/26 (Call 06/16/26)(a)	3,677	3,368,939
4.40%, 02/14/26 (Call 12/14/25)(a)	9,411	9,210,128
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	6,498	5,981,586
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)(a)	12,022	11,521,803
3.22%, 08/15/24 (Call 06/15/24)	22,970	22,137,330
3.22%, 09/06/26 (Call 07/06/26)(a)	8,149	7,515,911
3.56%, 08/15/27 (Call 05/15/27)	26,803	24,408,617
4.70%, 04/02/27 (Call 02/02/27)(a)	8,720	8,426,747
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	12,251	10,879,597
3.95%, 06/15/25(a)(b)	12,148	11,742,129
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	6,304	5,746,027
3.25%, 08/15/26 (Call 05/15/26)(a)	6,419	5,975,829
3.75%, 09/25/27 (Call 06/25/27)(a)	3,995	3,747,901
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	3,103	2,747,258
3.50%, 04/22/25 (Call 04/22/23)(a)(b)	2,355	2,268,983
3.63%, 04/22/27 (Call 03/22/27)(b)	3,745	3,569,382
4.88%, 10/10/25 (Call 09/10/25)(a)(b)	4,525	4,489,918
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	8,947	8,583,675
3.50%, 07/26/26 (Call 05/26/26)(b)	6,397	5,890,373
4.25%, 07/21/25 (Call 04/21/25)(a)(b)	12,458	11,976,679
6.13%, 07/27/27 (Call 06/27/27)(b)	8,107	8,171,733
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	6,368	5,569,291
1.50%, 05/01/25 (Call 04/01/25)	6,499	6,012,303
2.75%, 02/25/26 (Call 11/25/25)(a)	6,463	6,023,886
2.88%, 05/01/24 (Call 04/01/24)(a)	9,313	9,039,692
3.13%, 08/17/27 (Call 05/17/27)(a)	3,265	3,024,043
3.25%, 11/10/24(a)	7,863	7,610,126
3.38%, 08/11/25 (Call 05/11/25)(a)	6,108	5,854,589
4.88%, 02/13/26	10,390	10,272,949
4.88%, 02/15/28 (Call 01/15/28)	10,685	10,459,773
5.00%, 11/17/25	7,715	7,669,655
5.13%, 11/15/24	9,955	9,923,889
5.13%, 11/17/27 (Call 10/17/27)	11,190	11,137,500
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)(a)	20,679	20,122,264
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(a)(b)	4,920	4,259,092
4.90%, 04/21/27 (Call 03/21/27)(b)	3,245	3,074,100

		305,364,588

Airlines — 0.3%
Delta Air Lines Inc., 7.00%, 05/01/25(a)(b)	16,460	16,798,973
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	14,651	14,230,514
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(a)(b)	19,350	19,350,030
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)(a)	2,082	1,915,756
5.13%, 06/15/27 (Call 04/15/27)	15,786	15,559,591
5.25%, 05/04/25 (Call 04/04/25)(a)	12,165	12,114,630

		79,969,494

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.2%
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(a)(b)	$3,735	$3,580,931
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	7,637	7,031,510
2.40%, 03/27/25 (Call 02/27/25)(a)	10,596	10,107,159
2.75%, 03/27/27 (Call 01/27/27)(a)	7,553	7,001,776
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	5,814	5,672,267
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	4,676	4,505,980
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	3,165	2,985,959
4.25%, 04/01/25 (Call 01/01/25)(a)	343	334,494
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(a)	8,478	7,937,825
2.80%, 04/23/27 (Call 02/23/27)(a)	3,606	3,271,544

		52,429,445

Auto Manufacturers — 3.6%
American Honda Finance Corp.
0.55%, 07/12/24(a)	6,074	5,693,165
0.75%, 08/09/24(a)	2,835	2,657,948
1.00%, 09/10/25(a)	5,265	4,752,316
1.20%, 07/08/25	6,931	6,318,536
1.30%, 09/09/26(a)	7,280	6,393,221
1.50%, 01/13/25(a)	10,782	10,086,457
2.15%, 09/10/24	8,310	7,928,090
2.30%, 09/09/26(a)	4,757	4,333,228
2.35%, 01/08/27(a)	1,699	1,548,098
2.40%, 06/27/24(a)	6,315	6,079,455
4.70%, 01/12/28(a)	5,570	5,489,155
4.75%, 01/12/26	3,785	3,751,528
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(a)(b)	4,359	4,185,945
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	5,635	5,281,699
0.80%, 04/01/24(b)	5,875	5,593,441
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	5,721	5,023,366
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	7,528	7,047,948
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	7,711	7,531,838
3.25%, 04/01/25(a)(b)	1,605	1,547,807
3.30%, 04/06/27 (Call 01/06/27)(a)(b)	1,170	1,095,555
3.45%, 04/01/27 (Call 03/01/27)(a)(b)	7,450	7,035,923
3.90%, 04/09/25 (Call 03/09/25)(b)	15,322	14,925,906
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	5,994	5,405,964
Daimler Finance North America LLC
1.45%, 03/02/26(a)(b)	9,334	8,376,531
2.13%, 03/10/25(a)(b)	4,542	4,262,123
2.70%, 06/14/24(a)(b)	7,804	7,540,208
3.30%, 05/19/25(a)(b)	6,022	5,774,135
Daimler Truck Finance North America LLC
5.13%, 01/19/28(b)	5,525	5,441,575
5.15%, 01/16/26(a)(b)	4,690	4,637,657
5.20%, 01/17/25	5,050	5,017,530
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(a)(b)	6,818	6,377,506
2.00%, 12/14/26(a)(b)	10,463	9,257,622
3.50%, 04/07/25(a)(b)	6,890	6,610,594
3.65%, 04/07/27(a)(b)	4,613	4,335,526
General Motors Co.
4.00%, 04/01/25(a)	4,651	4,504,206
4.20%, 10/01/27 (Call 07/01/27)(a)	4,746	4,487,651
6.13%, 10/01/25 (Call 09/01/25)(a)	16,597	16,774,891
6.80%, 10/01/27 (Call 08/01/27)(a)	8,687	9,059,015

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
1.20%, 10/15/24	$8,425	$7,830,728
1.25%, 01/08/26 (Call 12/08/25)(a)	13,214	11,687,468
1.50%, 06/10/26 (Call 05/10/26)	10,983	9,591,680
2.35%, 02/26/27 (Call 01/26/27)(a)	7,980	7,052,535
2.70%, 08/20/27 (Call 06/20/27)	7,637	6,728,127
2.75%, 06/20/25 (Call 05/20/25)(a)	11,347	10,644,437
2.90%, 02/26/25 (Call 01/26/25)(a)	13,023	12,334,951
3.50%, 11/07/24 (Call 09/07/24)(a)	8,046	7,764,246
3.80%, 04/07/25(a)	4,653	4,476,743
3.85%, 01/05/28 (Call 10/05/27)	810	740,396
3.95%, 04/13/24 (Call 02/13/24)	10,323	10,123,622
4.00%, 01/15/25 (Call 10/15/24)	9,152	8,870,337
4.00%, 10/06/26 (Call 07/06/26)	6,972	6,607,998
4.30%, 07/13/25 (Call 04/13/25)(a)	7,481	7,262,984
4.35%, 04/09/25 (Call 02/09/25)(a)	9,995	9,706,733
4.35%, 01/17/27 (Call 10/17/26)(a)	10,550	10,078,141
5.00%, 04/09/27 (Call 03/09/27)	9,829	9,583,766
5.25%, 03/01/26 (Call 12/01/25)	11,545	11,416,748
6.00%, 01/09/28 (Call 12/09/27)	7,315	7,362,382
6.05%, 10/10/25	11,110	11,200,001
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	5,626	5,312,365
2.53%, 03/10/27 (Call 02/10/27)(a)	10,910	10,011,568
Hyundai Capital America
0.88%, 06/14/24(a)(b)	9,670	9,102,716
1.00%, 09/17/24(a)(b)	12,103	11,261,339
1.30%, 01/08/26 (Call 12/08/25)(b)	7,582	6,714,647
1.50%, 06/15/26 (Call 05/15/26)(a)(b)	7,314	6,407,000
1.65%, 09/17/26 (Call 08/17/26)(a)(b)	9,018	7,873,433
1.80%, 10/15/25 (Call 09/15/25)(b)	6,394	5,794,006
1.80%, 01/10/28 (Call 11/10/27)(a)(b)	1,950	1,634,723
2.38%, 10/15/27 (Call 08/15/27)(a)(b)	3,110	2,714,398
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	4,852	4,587,749
2.75%, 09/27/26(a)(b)	3,439	3,113,206
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	2,914	2,664,596
3.40%, 06/20/24(a)(b)	3,402	3,301,076
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	6,041	5,608,470
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	4,837	4,864,518
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	2,781	2,449,996
2.13%, 04/24/25(b)	200	184,863
2.50%, 01/24/27(a)(b)	3,580	3,194,616
3.63%, 08/29/27(a)(b)	1,765	1,632,181
Kia Corp.
1.00%, 04/16/24(b)	4,820	4,582,471
1.75%, 10/16/26(a)(b)	2,695	2,354,262
2.38%, 02/14/25(b)	1,225	1,149,853
2.75%, 02/14/27(b)	4,255	3,825,977
3.25%, 04/21/26(b)	855	793,130
3.50%, 10/25/27(b)	350	320,592
Mercedes-Benz Finance North America LLC
3.25%, 08/01/24(a)(b)	5,143	4,988,482
3.45%, 01/06/27(a)(b)	6,643	6,241,063
3.50%, 08/03/25(a)(b)	4,568	4,390,417
5.25%, 11/29/27(a)(b)	6,435	6,464,776
5.38%, 11/26/25(b)	3,330	3,343,361
5.50%, 11/27/24(b)	3,875	3,884,813
Nissan Motor Acceptance Co. LLC 1.13%, 09/16/24(a)(b)	7,098	6,556,441

126	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
1.85%, 09/16/26 (Call 08/16/26)(b)	$9,198	$7,795,441
Nissan Motor Acceptance Corp., 2.00%, 03/09/26 (Call 02/09/26)(b)	7,808	6,854,512
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	12,997	12,155,867
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	18,240	16,626,659
PACCAR Financial Corp.
0.50%, 08/09/24	3,424	3,196,349
0.90%, 11/08/24(a)	3,745	3,493,295
1.10%, 05/11/26	2,817	2,496,754
1.80%, 02/06/25(a)	2,754	2,583,790
2.00%, 02/04/27	1,807	1,627,036
2.15%, 08/15/24(a)	3,398	3,250,684
2.85%, 04/07/25	430	410,583
3.15%, 06/13/24	1,710	1,665,635
3.55%, 08/11/25	4,250	4,111,625
4.60%, 01/10/28	2,360	2,342,104
4.95%, 10/03/25	3,285	3,278,652
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(a)(b)	8,147	7,067,997
5.63%, 01/12/28 (Call 12/12/27)(b)	1,210	1,215,432
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	10,717	10,216,397
1.34%, 03/25/26 (Call 02/25/26)(a)	7,462	6,696,258
2.36%, 07/02/24(a)	3,723	3,582,989
Toyota Motor Credit Corp.
0.50%, 06/18/24(a)	10,301	9,696,824
0.63%, 09/13/24(a)	7,945	7,417,188
0.80%, 10/16/25(a)	8,984	8,057,225
0.80%, 01/09/26(a)	6,761	6,025,392
1.13%, 06/18/26	9,485	8,373,973
1.15%, 08/13/27(a)	955	813,313
1.45%, 01/13/25(a)	10,366	9,702,444
1.80%, 02/13/25(a)	12,533	11,748,183
1.90%, 01/13/27	9,580	8,559,990
2.00%, 10/07/24(a)	5,526	5,253,833
2.50%, 03/22/24(a)	276	268,151
2.90%, 04/17/24(a)	6,207	6,045,452
3.00%, 04/01/25(a)	10,740	10,279,631
3.05%, 03/22/27(a)	10,405	9,680,764
3.05%, 01/11/28	710	653,202
3.20%, 01/11/27(a)	1,295	1,216,775
3.40%, 04/14/25(a)	4,401	4,244,936
3.65%, 08/18/25	7,410	7,154,034
3.95%, 06/30/25(a)	12,315	12,017,347
4.40%, 09/20/24	12,705	12,558,656
4.55%, 09/20/27	12,680	12,473,744
4.63%, 01/12/28(a)	9,095	8,977,451
4.80%, 01/10/25	10,305	10,250,705
5.40%, 11/10/25	3,330	3,362,651
5.45%, 11/10/27(a)	4,185	4,273,876
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	10,771	9,644,893
1.63%, 11/24/27 (Call 09/24/27)(a)(b)	5,565	4,708,309
2.85%, 09/26/24(a)(b)	5,180	4,962,154
3.20%, 09/26/26 (Call 07/26/26)(b)	3,876	3,576,781
3.35%, 05/13/25(b)	9,715	9,312,038
3.95%, 06/06/25(a)(b)	5,705	5,516,160
4.35%, 06/08/27 (Call 05/08/27)(a)(b)	9,871	9,471,249

Security	Par (000)	Value

Auto Manufacturers (continued)
4.63%, 11/13/25(b)	$6,484	$6,366,764

		883,882,633

Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 03/31/23)	4,385	4,133,734
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(a)	7,155	6,423,006
3.38%, 03/15/25 (Call 12/15/24)(a)	5,117	4,908,677
5.00%, 10/01/25(a)(b)	6,934	6,826,217
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	4,417	3,835,741
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(a)	2,553	2,384,668
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	6,758	6,599,001
4.15%, 10/01/25 (Call 07/01/25)	2,745	2,660,915

		37,771,959

Banks — 34.8%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1 year CMT + 0.800%)(b)(c)	4,955	4,277,693
4.75%, 07/28/25(a)(b)	12,489	12,138,059
4.80%, 04/18/26(b)	8,126	7,809,086
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24), (3 mo. LIBOR US + 1.874%)(b)(c)	6,912	6,752,370
7.58%, 10/14/26 (Call 10/14/25), (1 day SOFR + 3.456%)(a)(b)(c)	7,205	7,374,505
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5 year CMT + 2.700%)(a)(b)(c)	2,805	2,771,570
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	7,111	6,223,025
2.17%, 02/18/25(b)	2,080	1,950,414
3.40%, 03/19/24(b)	4,692	4,589,480
3.45%, 07/17/27(a)(b)	2,829	2,619,974
3.45%, 01/21/28(a)(b)	2,050	1,888,849
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	5,308	4,640,078
3.13%, 05/23/24(a)(b)	3,015	2,925,458
5.40%, 11/29/27(b)	7,155	7,137,151
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)(a)	1,440	1,396,608
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25), (5 year CMT + 1.288%)(a)(b)(c)	9,688	8,869,100
3.70%, 11/16/25(a)	6,713	6,457,632
4.40%, 05/19/26(b)	11,948	11,447,389
4.50%, 03/19/24(b)	2,368	2,339,620
4.83%, 02/03/25	4,490	4,450,974
5.09%, 12/08/25	1,315	1,310,190
Banco Bilbao Vizcaya Argentaria SA 1.13%, 09/18/25	7,908	7,081,429
5.86%, 09/14/26 (Call 09/14/25), (1 year CMT + 2.300%)(c)	10,035	9,962,597
6.13%, 09/14/28 (Call 09/14/27), (1 year CMT + 2.700%)(a)(c)	4,745	4,807,100
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(a)(b)	255	232,235
Banco de Credito del Peru SA
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	4,344	4,126,800
3.13%, 07/01/30 (Call 07/01/25), (5 year CMT + 3.000%)(b)(c)	5,403	4,892,417

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 09/30/31 (Call 09/30/26), (5 year CMT + 2.450%)(b)(c)	$3,325	$2,926,000
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(b)	420	388,577
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	130	123,225
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(b)	4,600	4,501,946
4.38%, 04/11/27 (Call 01/11/27)(b)	1,810	1,712,713
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	245	223,653
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)(b)	5,184	4,917,870
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)	11,584	11,497,120
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1 year CMT + 0.900%)(c)	12,511	10,782,417
1.85%, 03/25/26(a)	12,433	11,020,829
2.71%, 06/27/24	14,239	13,722,007
2.75%, 05/28/25	15,476	14,499,509
3.50%, 03/24/25(a)	9,667	9,296,618
3.89%, 05/24/24	11,945	11,690,855
4.18%, 03/24/28 (Call 03/24/27), (1 year CMT + 2.000%)(c)	13,225	12,358,762
4.25%, 04/11/27	9,247	8,772,913
5.15%, 08/18/25	4,835	4,775,003
5.18%, 11/19/25(a)	11,422	11,248,357
5.29%, 08/18/27	13,951	13,668,332
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(a)	5,189	4,845,229
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(b)	3,615	3,560,522
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (1 day SOFR + 0.690%)(c)	14,278	13,494,706
0.98%, 09/25/25 (Call 09/25/24), (1 day SOFR + 0.910%)(a)(c)	11,371	10,552,373
1.20%, 10/24/26 (Call 10/24/25), (1 day SOFR + 1.010%)(a)(c)	23,554	20,959,328
1.32%, 06/19/26 (Call 06/19/25), (1 day SOFR + 1.150%)(c)	25,543	23,169,544
1.53%, 12/06/25 (Call 12/06/24), (1 day SOFR + 0.650%)(c)	9,425	8,761,282
1.73%, 07/22/27 (Call 07/22/26), (1 day SOFR + 0.960%)(c)	52,719	38,219,696
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)(c)	15,857	14,753,338
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)(c)	24,991	23,715,558
2.55%, 02/04/28 (Call 02/04/27), (1 day SOFR + 1.050%)(c)	28,005	25,035,716
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(c)	16,348	15,693,270
3.25%, 10/21/27 (Call 10/21/26)(a)	6,113	5,628,776
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(c)	17,911	17,144,840
3.38%, 04/02/26 (Call 04/02/25), (1 day SOFR + 1.330%)(c)	20,155	19,277,332
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(c)	17,035	15,504,983
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(c)	21,876	21,380,782

Security	Par (000)	Value

Banks (continued)
3.50%, 04/19/26(a)	$14,916	$14,213,370
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(c)	20,432	19,201,374
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(c)	16,280	15,008,748
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(c)	18,843	17,528,413
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(c)	23,858	22,391,884
3.84%, 04/25/25 (Call 04/27/24), (1 day SOFR + 1.110%)(c)	18,625	18,240,112
3.88%, 08/01/25(a)	13,768	13,372,005
4.00%, 04/01/24(a)	17,943	17,674,799
4.00%, 01/22/25	21,735	21,174,711
4.20%, 08/26/24	25,754	25,255,954
4.25%, 10/22/26	15,378	14,769,210
4.38%, 04/27/28 (Call 04/27/27), (1 day SOFR + 1.580%)(c)	27,670	26,454,193
4.45%, 03/03/26	16,617	16,155,683
4.83%, 07/22/26 (Call 07/22/25), (1 day SOFR + 1.750%)(c)	25,582	25,166,027
4.95%, 07/22/28 (Call 07/22/27), (1 day SOFR + 2.040%)(c)	26,000	25,429,748
5.08%, 01/20/27 (Call 01/20/26)	27,730	27,440,242
6.20%, 11/10/28 (Call 11/10/27), (1 day SOFR + 1.999%)(c)	14,830	15,247,868
6.22%, 09/15/26	1,724	1,771,315
Series L, 3.95%, 04/21/25	20,800	20,162,049
Series L, 4.18%, 11/25/27 (Call 11/25/26)	16,454	15,686,190
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1 day SOFR + 0.910%)(c)	22,341	19,895,029
Bank of China Ltd., 5.00%, 11/13/24(b)	26,660	26,309,154
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26), (1 year CMT + 1.100%)(a)(b)(c)	6,644	5,765,211
6.25%, 09/16/26 (Call 09/16/25), (1 year CMT + 2.650%)(b)(c)	8,460	8,473,394
Bank of Montreal
0.63%, 07/09/24(a)	15,130	14,199,108
0.95%, 01/22/27 (Call 01/22/26), (1 day SOFR + 0.603%)(a)(c)	6,695	5,885,177
1.25%, 09/15/26	17,164	14,848,297
1.50%, 01/10/25	14,855	13,841,809
1.85%, 05/01/25	10,181	9,446,644
2.50%, 06/28/24	13,909	13,382,668
2.65%, 03/08/27(a)	13,285	12,104,869
3.70%, 06/07/25(a)	12,450	12,038,703
3.80%, 12/15/32 (Call 12/15/27), (5 year USD Swap + 1.432%)(a)(c)	5,270	4,691,559
4.80%, (Call 08/25/24), (5 year CMT + 2.979%)(a)(c)(d)	2,854	2,661,739
5.20%, 12/12/24	4,560	4,546,816
5.20%, 02/01/28 (Call 01/01/28)	6,120	6,094,821
Series H, 4.25%, 09/14/24	8,007	7,866,583
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	9,900	9,681,029
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	6,176	5,846,072
0.75%, 01/28/26 (Call 12/28/25)(a)	3,341	2,964,824
1.05%, 10/15/26 (Call 09/15/26)(a)	5,101	4,427,787
1.60%, 04/24/25 (Call 03/24/25)(a)	11,242	10,423,030

128	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.05%, 01/26/27 (Call 12/26/26)(a)	$7,795	$6,995,407
2.10%, 10/24/24(a)	9,460	8,996,620
2.45%, 08/17/26 (Call 05/17/26)	5,982	5,481,062
2.80%, 05/04/26 (Call 02/04/26)(a)	7,270	6,785,720
3.25%, 09/11/24 (Call 08/11/24)(a)	5,547	5,383,292
3.25%, 05/16/27 (Call 02/16/27)(a)	3,838	3,594,445
3.35%, 04/25/25 (Call 03/25/25)(a)	9,065	8,723,032
3.40%, 05/15/24 (Call 04/15/24)(a)	4,717	4,611,318
3.40%, 01/29/28 (Call 10/29/27)(a)	1,180	1,093,426
3.43%, 06/13/25 (Call 06/13/24), (1 day SOFR + 0.565%)(c)	7,617	7,427,451
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)(c)	5,755	5,407,806
3.95%, 11/18/25 (Call 10/18/25)(a)	4,292	4,160,487
3.99%, 06/13/28 (Call 06/13/27), (1 day SOFR + 1.151%)(a)(c)	8,100	7,750,411
4.41%, 07/24/26 (Call 07/24/25), (1 day SOFR + 1.345%)(c)	10,870	10,662,364
4.54%, 02/01/29 (Call 02/01/28)	4,600	4,469,786
5.22%, 11/21/25 (Call 11/21/24), (1 day SOFR + 0.800%)(c)	5,410	5,391,070
5.80%, 10/25/28 (Call 10/25/27), (1 day SOFR + 1.802%)(c)	5,910	6,054,199
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	9,010	8,644,395
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	7,225	6,738,471
Bank of New Zealand
1.00%, 03/03/26(a)(b)	4,214	3,701,452
2.00%, 02/21/25(a)(b)	4,683	4,387,141
2.29%, 01/27/27(b)	3,576	3,200,527
4.85%, 02/07/28	4,235	4,162,711
Bank of Nova Scotia (The)
0.65%, 07/31/24(a)	11,856	11,089,094
0.70%, 04/15/24	11,585	10,986,782
1.05%, 03/02/26	11,331	9,985,140
1.30%, 06/11/25(a)	8,604	7,857,090
1.30%, 09/15/26	9,990	8,678,918
1.35%, 06/24/26	9,528	8,390,219
1.45%, 01/10/25	11,600	10,797,890
1.95%, 02/02/27	5,705	5,079,483
2.20%, 02/03/25	10,793	10,169,018
2.70%, 08/03/26	12,932	11,854,302
2.95%, 03/11/27(a)	5,751	5,270,388
3.45%, 04/11/25	14,852	14,262,602
4.50%, 12/16/25	10,637	10,309,440
4.75%, 02/02/26	5,996	5,900,711
4.90%, (Call 06/04/25), (5 year CMT + 4.551%)(c)(d)	9,570	9,179,504
5.25%, 12/06/24	6,245	6,233,606
8.63%, 10/27/82 (Call 10/27/27), (5 year CMT + 4.389%)(c)	3,960	4,184,882
Series 2, 3.63%, 10/27/81 (Call 10/27/26), (5 year CMT + 2.613%)(c)	4,305	3,330,417
Bank One Michigan, 8.25%, 11/01/24	420	436,617
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3 mo. SOFR + 2.090%)(a)(c)	920	785,058
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	1,510	1,472,657
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(a)(b)	6,773	6,203,431
1.60%, 10/04/26(a)(b)	6,870	5,984,341
2.38%, 11/21/24(a)(b)	7,094	6,717,987
4.52%, 07/13/25(a)(b)	4,793	4,683,792

Security	Par (000)	Value

Banks (continued)
4.75%, 07/13/27(b)	$5,150	$4,990,685
4.94%, 01/26/26(b)	9,190	9,060,959
Barclays Bank PLC, 3.75%, 05/15/24	3,581	3,505,674
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1 year CMT + 1.050%)(c)	16,545	14,555,946
2.85%, 05/07/26 (Call 05/07/25), (1 day SOFR + 2.714%)(c)	15,149	14,183,898
3.65%, 03/16/25	17,955	17,236,920
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)(c)	16,092	15,662,622
4.34%, 01/10/28 (Call 01/10/27)	4,170	3,891,600
4.38%, 09/11/24	10,073	9,829,829
4.38%, 01/12/26(a)	19,724	19,062,926
5.20%, 05/12/26	16,950	16,505,466
5.30%, 08/09/26 (Call 08/09/25), (1 year CMT + 2.300%)(c)	8,930	8,797,336
5.50%, 08/09/28 (Call 08/09/27), (1 year CMT + 2.650%)(c)	14,455	14,165,045
7.33%, 11/02/26 (Call 11/02/25), (1 year CMT + 3.050%)(c)	8,665	8,966,346
7.39%, 11/02/28 (Call 11/02/27), (1 year CMT + 3.300%)(c)	13,435	14,131,378
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(a)(b)	4,350	3,963,938
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1 day SOFR + 1.004%)(a)(b)(c)	17,483	15,479,523
1.68%, 06/30/27 (Call 06/30/26), (1 day SOFR + 0.912%)(a)(b)(c)	14,178	12,458,263
1.90%, 09/30/28 (Call 09/30/27), (1 day SOFR + 1.609%)(a)(b)(c)	9,750	8,216,183
2.22%, 06/09/26 (Call 06/09/25), (1 day SOFR + 2.074%)(a)(b)(c)	16,599	15,330,926
2.59%, 01/20/28 (Call 01/20/27), (1 day SOFR + 1.228%)(b)(c)	13,440	11,931,143
2.82%, 11/19/25 (Call 11/19/24), (3 mo. LIBOR US + 1.111%)(b)(c)	17,274	16,404,166
3.38%, 01/09/25(b)	18,644	17,908,752
3.50%, 11/16/27(a)(b)	3,550	3,262,657
4.25%, 10/15/24(a)	10,473	10,224,550
4.38%, 09/28/25(a)(b)	8,722	8,437,399
4.38%, 05/12/26(a)(b)	8,390	8,019,723
4.63%, 03/13/27(a)(b)	10,778	10,328,151
5.13%, 01/13/29 (Call 01/13/28)	5,400	5,309,959
BPCE SA
1.00%, 01/20/26(a)(b)	13,413	11,851,428
1.63%, 01/14/25(a)(b)	10,695	9,939,048
1.65%, 10/06/26 (Call 10/06/25), (1 day SOFR + 1.520%)(b)(c)	11,197	10,010,564
2.05%, 10/19/27 (Call 10/19/26), (1 day SOFR + 1.087%)(a)(b)(c)	10,980	9,574,740
2.38%, 01/14/25(a)(b)	12,971	12,192,106
3.25%, 01/11/28(a)(b)	1,360	1,229,199
3.38%, 12/02/26	4,090	3,768,497
3.50%, 10/23/27(a)(b)	1,785	1,624,354
4.00%, 04/15/24	15,655	15,379,336
4.50%, 03/15/25(a)(b)	12,296	11,883,440
4.63%, 07/11/24(b)	8,917	8,697,587
4.75%, 07/19/27(b)	9,545	9,276,919
4.88%, 04/01/26(a)(b)	5,243	5,071,796

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.03%, 01/15/25	$25	$24,707
5.13%, 01/18/28	7,230	7,082,387
5.15%, 07/21/24(b)	13,647	13,433,251
5.98%, 01/18/27 (Call 01/18/26), (1 day SOFR + 2.100%)(a)(b)(c)	4,320	4,314,772
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)(c)	1,334	1,274,322
CaixaBank SA, 6.21%, 01/18/29 (Call 01/18/28), (1 day SOFR + 2.700%)(b)(c)	8,655	8,623,258
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	9,898	8,870,805
1.00%, 10/18/24(a)	7,907	7,367,349
1.25%, 06/22/26 (Call 05/22/26)	6,164	5,408,388
2.25%, 01/28/25	8,321	7,858,949
3.10%, 04/02/24(a)	7,281	7,097,053
3.30%, 04/07/25	9,830	9,429,915
3.45%, 04/07/27(a)	6,190	5,793,885
3.95%, 08/04/25	9,740	9,435,640
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1 day SOFR + 0.911%)(a)(c)	3,941	3,698,712
CIMB Bank Bhd, 2.13%, 07/20/27(a)(b)	4,265	3,762,952
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1 day SOFR + 0.669%)(c)	12,051	11,381,002
1.12%, 01/28/27 (Call 01/28/26), (1 day SOFR + 0.765%)(c)	22,231	19,533,490
1.28%, 11/03/25 (Call 11/03/24), (1 day SOFR + 0.528%)(c)	6,332	5,880,669
1.46%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(c)	23,701	20,717,946
2.01%, 01/25/26 (Call 01/25/25), (1 day SOFR + 0.694%)(c)	16,060	14,977,221
3.07%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.280%)(c)	21,245	19,280,731
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(a)(c)	31,590	29,998,703
3.20%, 10/21/26 (Call 07/21/26)(a)	26,247	24,417,315
3.29%, 03/17/26 (Call 03/17/25), (1 day SOFR + 1.528%)(c)	13,567	12,941,246
3.30%, 04/27/25(a)	12,463	11,928,725
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	25,210	24,528,157
3.40%, 05/01/26	14,821	13,998,307
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(c)	15,534	14,217,889
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)(c)	20,020	18,546,126
3.70%, 01/12/26	17,323	16,615,493
3.75%, 06/16/24	5,809	5,691,600
3.88%, 03/26/25	14,964	14,487,580
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(c)	20,845	19,586,117
4.00%, 08/05/24	7,375	7,255,486
4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(c)	9,805	9,624,076
4.30%, 11/20/26(a)	9,581	9,187,211
4.40%, 06/10/25	26,138	25,574,358
4.45%, 09/29/27(a)	26,906	25,695,290
4.60%, 03/09/26	12,047	11,729,910
4.66%, 05/24/28 (Call 05/24/27), (1 day SOFR + 1.887%)(a)(c)	13,750	13,299,193

Security	Par (000)	Value

Banks (continued)
5.50%, 09/13/25	$10,288	$10,306,717
5.61%, 09/29/26 (Call 09/29/25), (1 day SOFR + 1.546%)(a)(c)	14,666	14,666,101
6.63%, 01/15/28(a)	90	96,348
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	6,611	6,179,340
4.58%, 08/09/28 (Call 08/09/27), (1 day SOFR + 2.000%)(c)	5,445	5,277,203
5.28%, 01/26/26 (Call 01/26/25)	110	108,830
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)(a)	3,761	3,594,750
4.12%, 05/23/25 (Call 05/23/24), (1 day SOFR + 1.395%)(c)	6,575	6,418,001
6.06%, 10/24/25 (Call 10/24/24), (1 day SOFR + 1.450%)(c)	5,950	5,982,755
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/25/26)(a)	4,240	3,931,189
4.30%, 12/03/25 (Call 11/03/25)(a)	3,604	3,476,761
Comerica Bank
2.50%, 07/23/24	5,049	4,839,534
4.00%, 07/27/25	1,523	1,467,167
Comerica Inc., 3.80%, 07/22/26	2,025	1,922,231
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	15,940	13,997,203
2.30%, 03/14/25(a)(b)	5,530	5,222,455
2.55%, 03/14/27(a)(b)	8,390	7,648,948
2.63%, 09/06/26(a)(b)	6,432	5,902,422
2.85%, 05/18/26(a)(b)	3,210	2,985,653
3.15%, 09/19/27(a)(b)	5,910	5,447,399
3.35%, 06/04/24(a)(b)	3,479	3,394,542
4.50%, 12/09/25(a)(b)	1,817	1,760,817
5.08%, 01/10/25	4,948	4,940,656
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1 year CMT + 0.730%)(a)(b)(c)	14,494	12,861,320
1.11%, 02/24/27 (Call 02/24/26), (1 year CMT + 0.550%)(a)(b)(c)	12,102	10,601,494
1.34%, 06/24/26 (Call 06/24/25), (1 year CMT + 1.000%)(a)(b)(c)	6,569	5,925,977
1.98%, 12/15/27 (Call 12/15/26), (1 year CMT + 0.730%)(a)(b)(c)	13,305	11,592,580
2.63%, 07/22/24(b)	11,059	10,639,832
3.65%, 04/06/28 (Call 04/06/27), (1 year CMT + 1.220%)(a)(b)(c)	9,814	9,151,419
3.75%, 07/21/26	11,801	11,066,815
4.38%, 08/04/25	11,448	11,089,392
4.66%, 08/22/28 (Call 08/22/27), (1 year CMT + 1.750%)(b)(c)	5,468	5,279,215
5.56%, 02/28/29 (Call 02/28/28)(a)	3,000	2,983,622
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25(a)	7,760	7,239,413
3.38%, 05/21/25	7,487	7,199,401
3.88%, 08/22/24	5,915	5,797,974
5.00%, 01/13/25(a)	320	319,010
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	4,308	4,017,029
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1 day SOFR + 0.892%)(b)(c)	13,573	11,979,364
2.02%, 01/11/27(a)(b)	8,637	7,672,423

130	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 01/10/33 (Call 01/10/28), (5 year USD Swap + 1.644%)(b)(c)	$2,090	$1,873,534
4.38%, 03/17/25(a)(b)	13,183	12,783,555
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (1 day SOFR + 1.676%)(b)(c)	13,882	12,738,933
2.38%, 01/22/25(a)(b)	2,069	1,951,259
3.25%, 10/04/24(a)(b)	17,575	16,943,410
3.88%, 04/15/24(a)(b)	7,641	7,494,593
4.13%, 01/10/27(a)(b)	8,650	8,225,987
Credit Suisse AG/New York NY
1.25%, 08/07/26	15,627	12,772,031
2.95%, 04/09/25	15,041	13,658,539
3.63%, 09/09/24(a)	21,069	19,914,249
3.70%, 02/21/25	12,715	11,836,076
4.75%, 08/09/24	8,130	7,829,143
5.00%, 07/09/27	11,955	10,957,920
7.50%, 02/15/28	7,740	7,815,612
7.95%, 01/09/25	8,505	8,588,590
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26), (1 day SOFR + 0.980%)(b)(c)	15,677	12,633,140
2.19%, 06/05/26 (Call 06/05/25), (1 day SOFR + 2.044%)(b)(c)	14,662	12,628,856
2.59%, 09/11/25 (Call 09/11/24), (1 day SOFR + 1.560%)(b)(c)	11,074	10,033,541
3.75%, 03/26/25	18,949	17,310,101
3.87%, 01/12/29 (Call 01/12/28), (3 mo. LIBOR US + 1.410%)(b)(c)	13,940	11,433,326
4.28%, 01/09/28 (Call 01/09/27)(b)	15,400	12,928,998
4.55%, 04/17/26(a)	14,081	12,579,724
6.37%, 07/15/26 (Call 07/15/25), (1 day SOFR + 3.340%)(b)(c)	8,700	8,184,274
6.44%, 08/11/28 (Call 08/11/27), (1 day SOFR + 3.700%)(b)(c)	13,695	12,659,423
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24), (1 year CMT + 0.550%)(b)(c)	8,620	7,983,309
1.55%, 09/10/27 (Call 09/10/26), (1 year CMT + 0.730%)(b)(c)	3,540	3,077,383
1.62%, 09/11/26 (Call 09/11/25), (1 year CMT + 1.350%)(a)(b)(c)	6,232	5,591,442
3.24%, 12/20/25 (Call 12/20/24), (3 mo. LIBOR US + 1.591%)(b)(c)	6,066	5,765,225
3.77%, 03/28/25 (Call 03/28/24), (1 year CMT + 1.450%)(a)(b)(c)	6,050	5,920,493
4.30%, 04/01/28 (Call 04/01/27), (1 year CMT + 1.750%)(b)(c)	11,935	11,245,530
Danske Bank AS, 6.47%, 01/09/26 (Call 01/09/25), (1 year CMT + 2.100%)(b)(c)	10,235	10,297,909
DBS Group Holdings Ltd.
1.17%, 11/22/24(a)(b)	4,805	4,478,038
1.19%, 03/15/27(a)(b)	2,860	2,470,786
4.52%, 12/11/28 (Call 12/11/23), (5 year USD ICE Swap + 1.590%)(a)(b)(c)	352	348,557
Deutsche Bank AG
4.10%, 01/13/26(a)	1,133	1,080,659
4.50%, 04/01/25(a)	5,090	4,907,934
6.12%, 07/14/26 (Call 07/14/25), (1 day SOFR + 3.190%)(c)	10,430	10,403,171

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/London, 3.70%, 05/30/24	$7,087	$6,935,225
Deutsche Bank AG/New York NY 0.90%, 05/28/24	9,713	9,152,257
1.00%, 04/01/25 (Call 04/01/24), (1 day SOFR + 1.131%)(c)	11,765	11,136,884
1.69%, 03/19/26	8,857	7,949,591
2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(c)	15,084	13,518,891
2.31%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(c)	18,329	15,914,193
2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(c)	12,060	10,492,866
3.70%, 05/30/24(a)	6,937	6,738,402
3.96%, 11/26/25 (Call 11/26/24), (1 day SOFR + 2.581%)(c)	15,789	15,144,833
4.10%, 01/13/26	2,810	2,687,710
4.16%, 05/13/25	1,195	1,164,829
4.88%, 12/01/32 (Call 12/01/27), (5 year USD ICE Swap + 2.553%)(a)(c)	3,400	2,986,875
5.37%, 09/09/27	4,950	4,907,402
6.72%, 01/18/29 (Call 01/18/28), (1 day SOFR + 3.180%)(c)	10,685	10,798,173
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	7,792	7,412,192
3.45%, 07/27/26 (Call 04/27/26)	7,904	7,358,294
4.25%, 03/13/26	3,602	3,458,532
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24), (1 year CMT + 0.330%)(a)(b)(c)	9,045	8,351,822
1.13%, 09/16/26 (Call 09/16/25), (1 year CMT + 0.850%)(a)(b)(c)	7,298	6,440,234
1.54%, 05/25/27 (Call 05/25/26), (1 year CMT + 0.720%)(b)(c)	9,418	8,215,839
1.61%, 03/30/28 (Call 03/30/27), (1 year CMT + 0.680%)(a)(b)(c)	4,965	4,241,985
5.90%, 10/09/26 (Call 10/09/25), (1 day SOFR + 1.950%)(a)(b)(c)	6,410	6,397,462
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	4,947	4,656,822
2.05%, 02/10/25(b)	7,449	6,936,684
4.40%, 08/23/25(a)(b)	4,665	4,540,116
4.55%, 08/23/27(a)(b)	6,133	5,968,158
5.28%, 01/23/26 (Call 01/23/25)	4,340	4,296,520
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(a)(c)	11,090	9,840,437
2.38%, 01/28/25 (Call 12/29/24)	5,535	5,226,577
2.55%, 05/05/27 (Call 04/05/27)	4,235	3,835,118
4.06%, 04/25/28 (Call 04/25/27), (1 day SOFR + 1.355%)(a)(c)	6,760	6,436,852
6.36%, 10/27/28 (Call 10/27/27), (1 day SOFR + 2.192%)(c)	6,920	7,128,027
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	2,285	2,055,934
3.85%, 03/15/26 (Call 02/15/26)	5,195	4,915,983
3.95%, 07/28/25 (Call 06/28/25)(a)	4,642	4,516,542
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3 mo. SOFR + 2.465%)(c)	2,085	1,958,679
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	984	951,931

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
First-Citizens Bank & Trust Co., 2.97%, 09/27/25 (Call 09/27/24), (3 mo. SOFR + 1.715%)(c)	$1,877	$1,786,517
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)(a)	1,055	1,041,730
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1 day SOFR + 0.609%)(c)	7,840	7,118,151
1.09%, 12/09/26 (Call 12/09/25), (1 day SOFR + 0.789%)(c)	17,607	15,497,957
1.43%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.798%)(c)	24,644	21,720,967
1.54%, 09/10/27 (Call 09/10/26), (1 day SOFR + 0.818%)(c)	27,535	23,908,551
1.95%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.913%)(c)	31,908	27,949,672
2.64%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.114%)(c)	24,478	21,873,420
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)(c)	21,836	20,992,698
3.50%, 01/23/25 (Call 10/23/24)	22,592	21,829,047
3.50%, 04/01/25 (Call 03/01/25)	30,097	28,994,371
3.50%, 11/16/26 (Call 11/16/25)	19,968	18,743,882
3.62%, 03/15/28 (Call 03/15/27), (1 day SOFR + 1.846%)(c)	25,989	24,119,243
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(c)	18,379	17,071,530
3.75%, 05/22/25 (Call 02/22/25)(a)	20,287	19,601,089
3.75%, 02/25/26 (Call 11/25/25)(a)	15,307	14,629,039
3.85%, 07/08/24 (Call 04/08/24)	18,863	18,459,251
3.85%, 01/26/27 (Call 01/26/26)	24,260	22,950,732
4.25%, 10/21/25	17,075	16,539,428
4.39%, 06/15/27 (Call 06/15/26), (1 day SOFR + 1.510%)(a)(c)	7,363	7,104,806
4.48%, 08/23/28 (Call 08/23/27), (1 day SOFR + 1.725%)(c)	21,385	20,494,965
5.70%, 11/01/24(a)	20,795	20,917,738
5.95%, 01/15/27(a)	6,303	6,417,510
Hana Bank
1.25%, 12/16/26(a)(b)	280	237,916
3.25%, 03/30/27(b)	4,205	3,935,754
3.50%, (Call 10/19/26), (5 year CMT + 2.409%)(b)(c)(d)	2,310	2,032,800
4.38%, 09/30/24(b)	500	487,054
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1 day SOFR + 0.708%)(c)	18,440	17,346,258
1.59%, 05/24/27 (Call 05/24/26), (1 day SOFR + 1.290%)(c)	16,335	14,290,149
1.65%, 04/18/26 (Call 04/18/25), (1 day SOFR + 1.538%)(c)	18,328	16,790,338
2.01%, 09/22/28 (Call 09/22/27), (1 day SOFR + 1.732%)(c)	14,765	12,498,803
2.10%, 06/04/26 (Call 06/04/25), (1 day SOFR + 1.929%)(c)	17,223	15,849,250
2.25%, 11/22/27 (Call 11/22/26), (1 day SOFR + 1.100%)(c)	18,120	15,939,075
2.63%, 11/07/25 (Call 11/07/24), (1 day SOFR + 1.401%)(a)(c)	17,022	16,119,664
3.00%, 03/10/26 (Call 03/10/25), (1 day SOFR + 1.430%)(c)	12,266	11,598,701

Security	Par (000)	Value

Banks (continued)
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(c)	$23,160	$22,673,410
3.90%, 05/25/26	21,953	20,924,615
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(c)	16,590	15,486,068
4.18%, 12/09/25 (Call 12/09/24), (1 day SOFR + 1.510%)(c)	11,188	10,883,015
4.25%, 08/18/25(a)	420	405,298
4.29%, 09/12/26 (Call 09/15/25), (3 mo. LIBOR US + 1.348%)(a)(c)	20,794	20,017,316
4.30%, 03/08/26	25,902	25,047,881
4.38%, 11/23/26(a)	13,554	13,011,385
4.76%, 06/09/28 (Call 06/09/27), (1 day SOFR + 2.110%)(c)	20,729	19,911,370
5.21%, 08/11/28 (Call 08/11/27), (1 day SOFR + 2.610%)(c)	15,109	14,774,201
7.34%, 11/03/26 (Call 11/03/25), (1 day SOFR + 3.030%)(a)(c)	16,150	16,830,674
7.39%, 11/03/28 (Call 11/03/27), (1 day SOFR + 3.350%)(c)	17,805	18,806,283
HSBC USA Inc.
3.50%, 06/23/24(a)	7,558	7,368,575
3.75%, 05/24/24	13,270	12,991,276
Huntington Bancshares Inc., 4.44%, 08/04/28 (Call 08/04/27), (1 day SOFR + 1.970%)(a)(c)	5,860	5,597,478
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	6,550	6,298,958
4.00%, 05/15/25 (Call 04/15/25)	2,289	2,222,094
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1 day SOFR + 1.650%)(a)(c)	6,205	5,993,650
5.70%, 11/18/25 (Call 11/18/24), (1 day SOFR + 1.215%)(a)(c)	6,211	6,219,507
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	4,907	4,657,453
Indonesia Government International Bond, 3.54%, 11/08/27	1,385	1,314,933
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	17,973	17,679,340
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1 year CMT + 1.100%)(b)(c)	14,182	12,848,477
1.73%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.005%)(c)	7,037	6,246,146
3.55%, 04/09/24(a)	6,861	6,710,766
3.87%, 03/28/26 (Call 03/28/25), (1 day SOFR + 1.640%)(c)	4,477	4,306,710
3.95%, 03/29/27(a)	10,217	9,665,911
4.02%, 03/28/28 (Call 03/28/27), (1 day SOFR + 1.830%)(c)	10,535	9,893,500
4.63%, 01/06/26(a)(b)	16,456	16,219,187
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	3,245	2,931,833
3.88%, 01/12/28(b)	780	701,024
7.00%, 11/21/25(a)(b)	3,440	3,513,266
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1 day SOFR + 0.490%)(c)	15,540	14,430,208
0.82%, 06/01/25 (Call 06/01/24), (1 day SOFR + 0.540%)(c)	22,010	20,648,059
0.97%, 06/23/25 (Call 06/23/24), (3 mo. SOFR + 0.580%)(c)	22,085	20,725,261

132	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.04%, 02/04/27 (Call 02/04/26), (3 mo. SOFR + 0.695%)(c)	$21,423	$18,812,111
1.05%, 11/19/26 (Call 11/19/25), (1 day SOFR + 0.800%)(a)(c)	23,688	20,979,035
1.05%, 06/23/27 (Call 12/23/25)	10	8,527
1.47%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(c)	25,560	22,158,488
1.56%, 12/10/25 (Call 12/10/24), (1 day SOFR + 0.605%)(c)	24,015	22,321,772
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(c)	30,867	27,306,884
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(c)	22,513	20,939,860
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(c)	31,631	29,371,862
2.18%, 06/01/28 (Call 06/01/27), (1 day SOFR + 1.890%)(c)	12,646	11,063,555
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(c)	17,216	16,283,009
2.60%, 02/24/26 (Call 02/24/25), (1 day SOFR + 0.915%)(a)(c)	9,195	8,660,350
2.95%, 10/01/26 (Call 07/01/26)(a)	18,114	16,844,627
2.95%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.170%)(c)	14,360	13,024,096
3.13%, 01/23/25 (Call 10/23/24)(a)	24,813	23,905,496
3.20%, 06/15/26 (Call 03/15/26)(a)	13,123	12,354,987
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	18,744	18,293,953
3.30%, 04/01/26 (Call 01/01/26)(a)	19,032	18,004,680
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(c)	7,210	6,593,332
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(c)	18,142	16,776,899
3.63%, 05/13/24(a)	16,098	15,808,236
3.63%, 12/01/27 (Call 12/01/26)(a)	5,375	5,015,067
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(c)	20,810	19,551,057
3.85%, 06/14/25 (Call 06/14/24), (1 day SOFR + 0.980%)(c)	23,025	22,475,596
3.88%, 09/10/24	26,998	26,353,691
3.90%, 07/15/25 (Call 04/15/25)(a)	17,181	16,688,602
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(c)	16,991	16,270,160
4.08%, 04/26/26 (Call 04/26/25), (1 day SOFR + 1.320%)(c)	18,528	18,007,872
4.13%, 12/15/26(a)	12,814	12,363,723
4.25%, 10/01/27(a)	11,070	10,653,011
4.32%, 04/26/28 (Call 04/26/27), (1 day SOFR + 1.560%)(c)	28,075	26,915,084
4.85%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.990%)(c)	25,630	25,024,084
5.55%, 12/15/25 (Call 12/15/24), (1 day SOFR + 1.070%)(c)	17,590	17,568,352
7.63%, 10/15/26	6,152	6,632,691
7.75%, 07/15/25(a)	1,167	1,226,076
8.00%, 04/29/27(a)	2,334	2,610,046
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28), (1 year CMT + 2.100%)(b)(c)	3,385	3,340,397
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)(a)	1,365	1,345,215

Security	Par (000)	Value

Banks (continued)
KeyBank NA/Cleveland OH
3.30%, 06/01/25(a)	$6,078	$5,818,315
3.40%, 05/20/26(a)	4,813	4,496,693
4.15%, 08/08/25	4,399	4,290,331
5.85%, 11/15/27 (Call 10/16/27)	11,465	11,734,470
KeyCorp
2.25%, 04/06/27(a)	6,389	5,688,287
3.88%, 05/23/25 (Call 05/23/24), (1 day SOFR + 1.250%)(c)	8,490	8,306,502
4.15%, 10/29/25(a)	3,784	3,686,345
Kookmin Bank
1.75%, 05/04/25(a)(b)	2,305	2,129,613
4.35%, (Call 07/02/24), (5 year CMT + 2.639%)(b)(c)(d)	3,250	3,127,041
Lloyds Bank PLC, 3.50%, 05/14/25	1,742	1,669,608
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1 year CMT + 0.850%)(c)	9,779	8,540,869
2.44%, 02/05/26 (Call 02/05/25), (1 year CMT + 1.000%)(c)	10,070	9,442,067
3.51%, 03/18/26 (Call 03/18/25), (1 year CMT + 1.600%)(c)	9,605	9,163,176
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(c)	12,945	11,738,814
3.75%, 01/11/27(a)	6,337	5,906,230
3.75%, 03/18/28 (Call 03/18/27), (1 year CMT + 1.800%)(c)	9,635	8,916,061
3.87%, 07/09/25 (Call 07/09/24), (1 year CMT + 3.500%)(a)(c)	14,615	14,234,585
4.45%, 05/08/25	14,281	13,924,137
4.50%, 11/04/24	1,850	1,813,685
4.58%, 12/10/25(a)	11,425	10,989,293
4.65%, 03/24/26	13,955	13,446,066
4.72%, 08/11/26 (Call 08/11/25), (1 year CMT + 1.750%)(a)(c)	6,820	6,649,185
5.87%, 03/06/29 (Call 03/06/28)	10,000	10,001,934
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)(a)	2,834	2,776,868
4.55%, 08/16/28 (Call 08/16/27), (3 mo. SOFR + 1.780%)(a)(c)	4,050	3,913,289
Macquarie Bank Ltd.
2.30%, 01/22/25(a)(b)	13,723	12,959,864
3.23%, 03/21/25(a)(b)	7,365	7,067,953
3.90%, 01/15/26(a)(b)	5,084	4,913,824
4.00%, 07/29/25(a)(b)	3,346	3,242,593
4.88%, 06/10/25(a)(b)	3,917	3,844,536
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24), (1 day SOFR + 0.694%)(a)(b)(c)	10,571	9,758,830
1.34%, 01/12/27 (Call 01/12/26), (1 day SOFR + 1.069%)(b)(c)	11,513	10,119,582
1.63%, 09/23/27 (Call 09/23/26), (1 day SOFR + 0.910%)(b)(c)	10,895	9,386,696
1.94%, 04/14/28 (Call 04/14/27), (1 day SOFR + 0.995%)(a)(b)(c)	6,588	5,605,074
3.76%, 11/28/28 (Call 11/28/27), (3 mo. LIBOR US + 1.372%)(a)(b)(c)	325	298,758
4.10%, 06/21/28 (Call 06/21/27), (1 day SOFR + 2.125%)(b)(c)	4,825	4,539,223

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.11%, 08/09/26 (Call 08/09/25), (1 day SOFR + 2.208%)(a)(b)(c)	$2,978	$2,951,615
6.21%, 11/22/24(a)(b)	1,790	1,806,066
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	4,577	4,366,472
3.40%, 08/17/27(a)	2,100	1,931,493
4.65%, 01/27/26 (Call 12/27/25)	3,800	3,726,670
4.70%, 01/27/28 (Call 12/28/27)	4,500	4,367,162
5.40%, 11/21/25 (Call 10/21/25)(a)	5,195	5,198,975
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1 year CMT + 0.550%)(c)	17,092	15,956,487
0.96%, 10/11/25 (Call 10/11/24), (1 year CMT + 0.450%)(a)(c)	8,415	7,768,529
1.41%, 07/17/25	14,334	13,020,654
1.54%, 07/20/27 (Call 07/20/26), (1 year CMT + 0.750%)(c)	18,144	15,873,725
1.64%, 10/13/27 (Call 10/13/26), (1 year CMT + 0.670%)(c)	11,410	9,899,702
2.19%, 02/25/25(a)	21,146	19,812,532
2.34%, 01/19/28 (Call 01/19/27), (1 year CMT + 0.830%)(c)	12,095	10,720,357
2.76%, 09/13/26	6,836	6,258,660
2.80%, 07/18/24(a)	12,800	12,330,279
3.29%, 07/25/27(a)	5,040	4,666,494
3.68%, 02/22/27(a)	1,597	1,522,454
3.78%, 03/02/25(a)	3,371	3,264,106
3.84%, 04/17/26 (Call 04/17/25), (1 year CMT + 1.125%)(c)	4,470	4,295,588
3.85%, 03/01/26	17,612	16,808,616
4.08%, 04/19/28 (Call 04/19/27), (1 year CMT + 1.300%)(c)	8,550	8,115,227
4.79%, 07/18/25 (Call 07/18/24), (1 year CMT + 1.700%)(c)	10,765	10,618,870
5.02%, 07/20/28 (Call 07/20/27), (1 year CMT + 1.950%)(c)	8,570	8,387,915
5.06%, 09/12/25 (Call 09/12/24), (1 year CMT + 1.550%)(c)	19,960	19,771,720
5.35%, 09/13/28 (Call 09/13/27), (1 year CMT + 1.900%)(c)	12,665	12,541,229
5.42%, 02/22/29 (Call 02/22/28)	9,880	9,811,234
5.72%, 02/20/26 (Call 02/20/25)	12,000	11,983,297
Mizuho Bank Ltd.
3.20%, 03/26/25(a)(b)	225	214,441
3.60%, 09/25/24(a)(b)	613	594,935
3.75%, 04/16/24(a)(b)	1,252	1,226,213
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(b)	12,570	12,384,869
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1 year CMT + 0.670%)(c)	11,874	10,293,530
1.55%, 07/09/27 (Call 07/09/26), (1 year CMT + 0.750%)(c)	11,410	9,937,523
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(c)	5,939	5,483,249
2.56%, 09/13/25 (Call 09/13/24), (1 day SOFR + 1.362%)(c)	6,926	6,568,097
2.65%, 05/22/26 (Call 05/22/25), (1 year CMT + 0.900%)(a)(c)	7,719	7,199,181

Security	Par (000)	Value

Banks (continued)
2.84%, 07/16/25 (Call 07/16/24), (1 day SOFR + 1.242%)(c)	$5,876	$5,619,170
2.84%, 09/13/26(a)	4,594	4,186,601
3.17%, 09/11/27	6,130	5,616,136
3.48%, 04/12/26(a)(b)	13,715	12,885,760
3.66%, 02/28/27	5,050	4,741,381
4.35%, 10/20/25(a)(b)	3,885	3,737,478
5.41%, 09/13/28 (Call 09/13/27), (1 year CMT + 2.050%)(a)(c)	6,960	6,931,186
5.67%, 05/27/29 (Call 05/27/28), (1 year CMT + 1.500%)(c)	7,000	6,986,578
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1 day SOFR + 0.525%)(c)	25,803	24,163,021
0.99%, 12/10/26 (Call 12/10/25), (1 day SOFR + 0.720%)(c)	22,593	19,872,777
1.16%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.560%)(c)	21,510	19,923,671
1.51%, 07/20/27 (Call 07/20/26), (1 day SOFR + 0.858%)(c)	25,205	22,001,962
1.59%, 05/04/27 (Call 04/04/27), (1 day SOFR + 0.879%)(c)	29,327	25,892,570
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(a)(c)	25,246	23,530,829
2.48%, 01/21/28 (Call 01/21/27), (1 day SOFR + 1.000%)(c)	18,426	16,433,109
2.63%, 02/18/26 (Call 02/18/25), (1 day SOFR + 0.940%)(c)	16,489	15,552,919
2.72%, 07/22/25 (Call 07/22/24), (1 day SOFR + 1.152%)(c)	17,716	16,987,166
3.13%, 07/27/26(a)	25,045	23,306,648
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(c)	22,251	20,538,746
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(a)(c)	12,428	12,140,414
3.63%, 01/20/27(a)	20,915	19,771,127
3.70%, 10/23/24	25,544	24,883,188
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(c)	8,305	7,667,209
3.88%, 01/27/26(a)	26,155	25,213,648
3.95%, 04/23/27	14,982	14,157,234
4.00%, 07/23/25(a)	25,995	25,331,757
4.21%, 04/20/28 (Call 04/20/27), (1 day SOFR + 1.610%)(c)	21,368	20,297,865
4.35%, 09/08/26	19,211	18,471,441
4.68%, 07/17/26 (Call 07/17/25), (1 day SOFR + 1.669%)(c)	15,795	15,490,075
5.00%, 11/24/25	18,295	18,105,388
5.12%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.730%)(c)	15,200	14,926,542
6.14%, 10/16/26 (Call 10/16/25), (1 day SOFR + 1.770%)(c)	3,830	3,900,640
6.25%, 08/09/26	6,931	7,134,631
6.30%, 10/18/28 (Call 10/18/27), (1 day SOFR + 2.240%)(c)	17,643	18,113,269
Series F, 3.88%, 04/29/24(a)	24,699	24,308,727
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.745%)(c)	10,399	9,578,796
MUFG Bank Ltd., 3.25%, 09/08/24(a)(b)	883	853,369

134	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
National Australia Bank Ltd.
1.39%, 01/12/25(a)(b)	$10,815	$10,089,473
1.89%, 01/12/27(a)(b)	10,150	9,035,727
3.50%, 01/10/27(a)(b)	6,310	5,966,563
4.94%, 01/12/28	11,505	11,477,123
4.97%, 01/12/26	3,931	3,916,303
National Australia Bank Ltd./New York
2.50%, 07/12/26	9,019	8,288,852
3.38%, 01/14/26(a)	5,944	5,661,417
3.50%, 06/09/25(a)	1,014	975,082
3.91%, 06/09/27	8,236	7,872,176
5.13%, 11/22/24	3,455	3,454,659
National Bank of Canada
0.75%, 08/06/24	4,497	4,210,916
3.75%, 06/09/25 (Call 06/09/24), (1 day SOFR + 1.009%)(c)	6,395	6,252,519
5.25%, 01/17/25(a)	5,025	5,008,632
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(b)	3,789	3,361,191
1.50%, 04/23/25 (Call 03/23/25)(b)	11,656	10,774,580
5.05%, 11/21/24(b)	2,600	2,586,092
5.10%, 11/21/27 (Call 10/21/27)(b)	5,510	5,500,320
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1 year CMT + 0.900%)(c)	9,774	8,577,449
3.07%, 05/22/28 (Call 05/22/27), (1 year CMT + 2.550%)(c)	9,248	8,343,998
3.75%, 11/01/29 (Call 11/01/24), (5 year CMT + 2.100%)(a)(c)	6,714	6,297,691
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(c)	20,086	19,719,846
4.80%, 04/05/26(a)	10,720	10,438,239
5.13%, 05/28/24(a)	570	565,012
5.52%, 09/30/28 (Call 09/30/27), (1 year CMT + 2.270%)(a)(c)	7,610	7,534,953
5.85%, 03/02/27 (Call 03/02/26)	3,000	3,001,524
7.47%, 11/10/26 (Call 11/10/25), (1 year CMT + 2.850%)(a)(c)	11,820	12,281,411
NatWest Markets PLC
0.80%, 08/12/24(b)	11,932	11,115,724
1.60%, 09/29/26(b)	9,295	8,062,930
3.48%, 03/22/25(b)	5,309	5,077,875
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1 day SOFR + 1.050%)(b)(c)	585	516,263
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25), (6 year USD CMT + 2.832%)(b)(c)(d)	4,061	3,786,931
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26), (6 year USD CMT + 2.875%)(b)(c)(d)	2,000	1,766,160
NongHyup Bank
0.88%, 07/28/24(a)(b)	725	677,752
1.25%, 07/20/25(a)(b)	6,150	5,564,681
1.25%, 07/28/26(b)	925	802,576
4.25%, 07/06/27(b)	3,000	2,889,900
Nordea Bank Abp
0.63%, 05/24/24(a)(b)	6,921	6,521,383
0.75%, 08/28/25(a)(b)	5,413	4,840,086
1.50%, 09/30/26(a)(b)	11,987	10,425,829
3.60%, 06/06/25(b)	5,120	4,917,676
4.75%, 09/22/25(b)	8,200	8,084,467
5.38%, 09/22/27(b)	8,860	8,835,414

Security	Par (000)	Value

Banks (continued)
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	$10,450	$9,099,140
4.87%, 09/14/27(a)(b)	5,500	5,450,598
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)(c)	2,820	2,555,773
3.95%, 10/30/25(a)	5,925	5,730,529
4.00%, 05/10/27 (Call 04/10/27)	7,725	7,482,718
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25), (5 year CMT + 1.580%)(a)(b)(c)	6,457	5,849,655
4.25%, 06/19/24(b)	6,206	6,098,326
PNC Bank NA
2.95%, 02/23/25 (Call 01/23/25)	6,835	6,542,765
3.10%, 10/25/27 (Call 09/25/27)(a)	1,750	1,625,666
3.25%, 06/01/25 (Call 05/02/25)	7,127	6,836,121
3.25%, 01/22/28 (Call 12/23/27)(a)	300	278,931
3.30%, 10/30/24 (Call 09/30/24)	4,999	4,844,254
3.88%, 04/10/25 (Call 03/10/25)	6,617	6,413,703
4.20%, 11/01/25 (Call 10/01/25)	4,736	4,604,337
2.50%, 08/27/24 (Call 07/27/24)	5,783	5,556,822
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	5,897	5,179,326
2.20%, 11/01/24 (Call 10/02/24)	11,478	10,951,629
2.60%, 07/23/26 (Call 05/24/26)	8,132	7,508,852
3.15%, 05/19/27 (Call 04/19/27)(a)	5,153	4,812,130
3.90%, 04/29/24 (Call 03/29/24)(a)	6,195	6,092,498
4.76%, 01/26/27 (Call 01/26/26), (1 day SOFR + 1.085%)(c)	14,680	14,459,915
5.35%, 12/02/28 (Call 12/02/27), (1 day SOFR + 1.620%)(c)	7,270	7,289,524
5.67%, 10/28/25 (Call 10/28/24), (1 day SOFR + 1.090%)(c)	3,678	3,691,894
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)(a)	4,898	4,578,055
Royal Bank of Canada
0.65%, 07/29/24	9,255	8,662,088
0.75%, 10/07/24	10,227	9,513,426
0.88%, 01/20/26(a)	10,720	9,493,961
1.15%, 06/10/25	12,856	11,731,648
1.15%, 07/14/26	16,650	14,608,737
1.20%, 04/27/26	13,935	12,372,679
1.40%, 11/02/26	7,203	6,283,801
1.60%, 01/21/25	4,210	3,946,489
2.05%, 01/21/27(a)	4,520	4,053,243
2.25%, 11/01/24	14,150	13,468,230
2.55%, 07/16/24(a)	12,218	11,765,934
3.38%, 04/14/25	6,605	6,353,485
3.63%, 05/04/27	10,190	9,582,651
3.97%, 07/26/24	12,600	12,354,742
4.24%, 08/03/27	10,625	10,203,854
4.65%, 01/27/26	12,590	12,282,393
4.88%, 01/12/26	7,446	7,379,591
4.90%, 01/12/28(a)	5,985	5,898,154
5.66%, 10/25/24	8,649	8,708,636
6.00%, 11/01/27	11,045	11,366,575
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1 day SOFR + 1.249%)(a)(c)	7,435	6,475,752
3.24%, 10/05/26 (Call 08/05/26)(a)	7,506	6,919,122

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.45%, 06/02/25 (Call 05/02/25)	$10,760	$10,231,816
3.50%, 06/07/24 (Call 05/07/24)(a)	7,053	6,866,581
4.26%, 06/09/25 (Call 06/09/24), (1 day SOFR + 1.380%)(c)	6,915	6,718,979
4.40%, 07/13/27 (Call 04/14/27)	6,934	6,586,636
4.50%, 07/17/25 (Call 04/17/25)	11,378	11,051,366
5.81%, 09/09/26 (Call 09/09/25), (1 day SOFR + 2.328%)(c)	6,400	6,398,850
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (1 day SOFR + 0.787%)(c)	12,160	11,518,388
1.53%, 08/21/26 (Call 08/21/25), (1 year CMT + 1.250%)(a)(c)	9,801	8,758,202
1.67%, 06/14/27 (Call 06/14/26), (1 day SOFR + 0.989%)(c)	10,162	8,871,433
2.47%, 01/11/28 (Call 01/11/27), (1 day SOFR + 1.220%)(c)	8,815	7,717,513
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(c)	6,460	5,869,684
4.75%, 09/15/25(a)(b)	5,623	5,400,484
6.53%, 01/10/29 (Call 01/10/28)(a)	10,290	10,415,770
6.83%, 11/21/26 (Call 11/21/25), (1 day SOFR + 2.749%)(c)	6,263	6,369,981
Santander UK PLC, 2.88%, 06/18/24(a)	760	733,986
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(a)(b)	3,370	2,925,700
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	248	219,666
2.88%, (Call 05/12/26), (5 year CMT + 2.064%)(a)(b)(c)(d)	3,185	2,762,988
3.34%, 02/05/30 (Call 02/05/25), (5 year CMT + 1.500%)(b)(c)	230	217,479
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)(c)	1,108	1,010,567
Skandinaviska Enskilda Banken AB
0.65%, 09/09/24(a)(b)	2,569	2,389,663
0.85%, 09/02/25(a)(b)	5,563	4,969,038
1.20%, 09/09/26(a)(b)	5,835	5,060,520
1.40%, 11/19/25(a)(b)	200	180,335
3.70%, 06/09/25(a)(b)	5,820	5,602,280
Societe Generale SA
1.04%, 06/18/25 (Call 06/18/24), (1 year CMT + 0.750%)(b)(c)	650	608,337
1.38%, 07/08/25(b)	6,031	5,477,643
1.49%, 12/14/26 (Call 12/14/25), (1 year CMT + 1.100%)(b)(c)	17,681	15,664,668
1.79%, 06/09/27 (Call 06/09/26), (1 year CMT + 1.000%)(b)(c)	10,656	9,311,654
2.23%, 01/21/26 (Call 01/21/25), (1 year CMT + 1.050%)(b)(c)	9,655	8,973,076
2.63%, 10/16/24(b)	8,925	8,472,386
2.63%, 01/22/25(b)	18,416	17,355,119
2.80%, 01/19/28 (Call 01/19/27), (1 year CMT + 1.300%)(b)(c)	10,735	9,526,911
3.88%, 03/28/24(b)	13,170	12,902,412
4.00%, 01/12/27(a)(b)	3,374	3,166,352
4.25%, 04/14/25(a)(b)	19,480	18,676,594
4.25%, 08/19/26(a)(b)	7,891	7,443,030
4.68%, 06/15/27(a)(b)	3,360	3,276,417
4.75%, 11/24/25(a)(b)	7,999	7,707,351

Security	Par (000)	Value

Banks (continued)
6.45%, 01/12/27 (Call 01/12/26), (1 year CMT + 2.300%)(a)(b)(c)	$3,380	$3,410,433
6.45%, 01/10/29 (Call 01/10/28), (1 year CMT + 2.550%)(a)(b)(c)	9,230	9,319,893
Standard Chartered PLC
1.21%, 03/23/25 (Call 03/23/24), (1 year CMT + 0.880%)(b)(c)	6,070	5,766,134
1.46%, 01/14/27 (Call 01/14/26), (1 year CMT + 1.000%)(b)(c)	14,220	12,556,687
1.82%, 11/23/25 (Call 11/23/24), (1 year CMT + 0.950%)(b)(c)	12,293	11,435,553
2.61%, 01/12/28 (Call 01/12/27), (1 year CMT + 1.180%)(b)(c)	12,304	10,955,556
2.82%, 01/30/26 (Call 01/30/25), (3 mo. LIBOR US + 1.209%)(b)(c)	17,901	16,852,719
3.20%, 04/17/25(b)	1,690	1,608,914
3.79%, 05/21/25 (Call 05/21/24), (3 mo. LIBOR US + 1.560%)(a)(b)(c)	10,756	10,486,670
3.97%, 03/30/26 (Call 03/30/25), (1 year CMT + 1.650%)(b)(c)	9,710	9,345,722
4.05%, 04/12/26(b)	8,355	8,017,781
4.30%, 02/19/27(a)(b)	5,065	4,842,241
6.17%, 01/09/27 (Call 01/09/26), (1 year CMT + 2.050%)(a)(b)(c)	4,095	4,134,008
6.30%, 01/09/29 (Call 01/09/28), (1 year CMT + 2.450%)(b)(c)	10,735	10,969,579
7.77%, 11/16/28 (Call 11/16/27), (1 year CMT + 3.450%)(a)(b)(c)	7,045	7,614,376
7.78%, 11/16/25 (Call 11/16/24), (1 year CMT + 3.100%)(b)(c)	3,889	4,017,715
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1 day SOFR + 0.560%)(c)	2,740	2,421,996
1.75%, 02/06/26 (Call 02/06/25), (1 day SOFR + 0.441%)(a)(c)	1,827	1,702,143
2.20%, 02/07/28 (Call 02/07/27), (1 day SOFR + 0.730%)(a)(c)	5,470	4,920,272
2.35%, 11/01/25 (Call 11/01/24), (1 day SOFR + 0.940%)(c)	8,547	8,129,373
2.65%, 05/19/26(a)	3,212	2,999,864
2.90%, 03/30/26 (Call 10/30/25), (1 day SOFR + 2.600%)(a)(c)	4,103	3,906,692
3.30%, 12/16/24	8,480	8,210,215
3.55%, 08/18/25	11,927	11,499,505
4.86%, 01/26/26 (Call 01/26/25), (1 day SOFR + 0.604%)(c)	3,960	3,923,520
5.75%, 11/04/26 (Call 11/04/25), (1 day SOFR + 1.353%)(a)(c)	3,720	3,771,528
5.82%, 11/04/28 (Call 11/04/27), (1 day SOFR + 1.715%)(a)(c)	5,895	6,034,957
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24(a)	4,697	4,566,846
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	11,953	10,531,666
1.40%, 09/17/26(a)	25,004	21,700,572
1.47%, 07/08/25	21,747	19,787,792
2.17%, 01/14/27	6,705	5,950,323
2.35%, 01/15/25	12,837	12,105,741
2.45%, 09/27/24	12,751	12,159,767
2.63%, 07/14/26	12,147	11,092,997
2.70%, 07/16/24(a)	21,561	20,753,170

136	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.01%, 10/19/26(a)	$7,372	$6,773,325
3.35%, 10/18/27	8,325	7,667,104
3.36%, 07/12/27(a)	10,491	9,715,855
3.45%, 01/11/27(a)	9,907	9,236,898
3.54%, 01/17/28	1,960	1,807,552
3.78%, 03/09/26	8,906	8,498,529
4.44%, 04/02/24(b)	3,827	3,768,648
5.46%, 01/13/26	14,305	14,273,593
5.52%, 01/13/28	14,050	14,012,888
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(a)(b)	9,285	8,624,558
0.85%, 03/25/24(a)(b)	7,271	6,920,159
1.05%, 09/12/25(b)	4,372	3,901,588
1.35%, 09/16/26(b)	4,063	3,529,444
1.55%, 03/25/26(b)	8,247	7,341,027
2.55%, 03/10/25(b)	4,800	4,511,045
2.80%, 03/10/27(a)(b)	8,450	7,699,266
4.80%, 09/15/25(a)(b)	4,508	4,424,431
4.95%, 09/15/27(a)(b)	5,470	5,390,036
Suncorp-Metway Ltd., 3.30%, 04/15/24(a)(b)	2,985	2,911,868
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)(a)	4,615	4,023,241
3.50%, 01/29/25(a)	2,197	2,121,066
4.35%, 04/29/28 (Call 04/29/27), (1 day SOFR + 1.713%)(a)(c)	2,170	2,066,052
Svenska Handelsbanken AB
0.55%, 06/11/24(a)(b)	8,952	8,412,977
1.42%, 06/11/27 (Call 06/11/26), (1 year CMT + 0.630%)(a)(b)(c)	8,584	7,545,101
3.65%, 06/10/25(b)	5,105	4,910,120
3.95%, 06/10/27(a)(b)	5,715	5,479,137
Swedbank AB
1.54%, 11/16/26(a)(b)	12,126	10,590,327
3.36%, 04/04/25(a)(b)	5,370	5,135,872
5.34%, 09/20/27(b)	6,860	6,772,708
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	8,375	8,241,926
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	8,475	8,288,532
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	2,170	2,133,300
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(a)	1,185	1,165,808
Toronto-Dominion Bank (The)
0.70%, 09/10/24	9,895	9,222,013
0.75%, 09/11/25(a)	8,485	7,588,221
0.75%, 01/06/26(a)	11,462	10,115,562
1.15%, 06/12/25	8,736	7,972,066
1.20%, 06/03/26	12,295	10,772,818
1.25%, 12/13/24(a)	6,866	6,389,872
1.25%, 09/10/26	16,539	14,409,452
1.45%, 01/10/25(a)	7,355	6,865,738
1.95%, 01/12/27	11,227	9,965,607
2.65%, 06/12/24(a)	13,442	12,996,888
2.80%, 03/10/27	15,197	13,889,524
3.63%, 09/15/31 (Call 09/15/26), (5 year USD Swap + 2.205%)(a)(c)	9,486	8,820,923
3.77%, 06/06/25	12,864	12,421,346
4.11%, 06/08/27	13,405	12,849,124
4.29%, 09/13/24	7,570	7,453,042
4.69%, 09/15/27	16,420	16,061,428
5.10%, 01/09/26	1,173	1,169,408
5.16%, 01/10/28	9,515	9,470,850

Security	Par (000)	Value

Banks (continued)
8.13%, 10/31/82 (Call 10/31/27), (5 year CMT + 4.075%)(a)(c)	$7,445	$7,770,719
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)(a)	10,780	10,009,424
2.15%, 12/06/24 (Call 11/06/24)	11,790	11,180,367
2.64%, 09/17/29 (Call 09/17/24), (5 year CMT + 1.150%)(a)(c)	5,806	5,470,321
3.20%, 04/01/24 (Call 03/01/24)	10,904	10,656,287
3.30%, 05/15/26 (Call 04/15/26)	6,086	5,701,404
3.63%, 09/16/25 (Call 08/16/25)	10,183	9,779,830
3.80%, 10/30/26 (Call 09/30/26)(a)	6,778	6,395,956
4.05%, 11/03/25 (Call 09/03/25)	4,933	4,795,365
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	4,735	4,029,896
1.20%, 08/05/25 (Call 07/03/25)(a)	5,279	4,801,986
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(c)	9,983	8,884,469
2.50%, 08/01/24 (Call 07/01/24)	10,333	9,922,205
2.85%, 10/26/24 (Call 09/26/24)(a)	11,225	10,842,440
3.70%, 06/05/25 (Call 05/05/25)(a)	8,762	8,473,701
4.00%, 05/01/25 (Call 03/01/25)(a)	8,036	7,831,119
4.12%, 06/06/28 (Call 06/06/27), (1 day SOFR + 1.368%)(a)(c)	4,840	4,627,992
4.26%, 07/28/26 (Call 07/28/25), (1 day SOFR + 1.456%)(c)	16,415	16,001,305
4.87%, 01/26/29 (Call 01/26/28)	10,260	10,069,285
5.90%, 10/28/26 (Call 10/28/25), (1 day SOFR + 1.626%)(a)(c)	9,670	9,817,267
U.S. Bancorp, 4.65%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.230%)(c)	11,950	11,614,121
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	11,512	10,621,533
2.22%, 01/27/28 (Call 01/27/27), (1 day SOFR + 0.730%)(c)	11,490	10,287,174
2.40%, 07/30/24 (Call 06/30/24)	12,550	12,054,538
3.10%, 04/27/26 (Call 03/27/26)(a)	7,933	7,445,531
3.60%, 09/11/24 (Call 08/11/24)	10,495	10,243,688
3.95%, 11/17/25 (Call 10/17/25)(a)	5,748	5,576,767
4.55%, 07/22/28 (Call 07/22/27), (1 day SOFR + 1.660%)(a)(c)	14,445	14,046,253
5.73%, 10/21/26 (Call 10/21/25), (1 day SOFR + 1.430%)(c)	11,555	11,697,685
Series V, 2.38%, 07/22/26 (Call 06/22/26)	12,043	11,045,576
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	9,333	8,703,054
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	9,016	8,509,244
2.80%, 01/27/25 (Call 12/27/24)(a)	9,486	9,093,690
UBS AG/London
0.70%, 08/09/24(a)(b)	10,574	9,901,711
1.25%, 06/01/26(b)	11,504	10,128,548
1.38%, 01/13/25 (Call 12/13/24)(b)(c)	8,930	8,295,233
UBS AG/Stamford CT, 7.50%, 07/15/25	705	722,498
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26), (1 year CMT + 1.080%)(b)(c)	13,984	12,342,303
1.49%, 08/10/27 (Call 08/10/26), (1 year CMT + 0.850%)(b)(c)	14,860	12,878,331
4.13%, 09/24/25(a)(b)	19,110	18,493,394
4.13%, 04/15/26(a)(b)	13,411	12,897,102

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.49%, 08/05/25 (Call 08/05/24), (1 year CMT + 1.600%)(a)(b)(c)	$13,120	$12,925,930
4.49%, 05/12/26 (Call 05/12/25), (1 year CMT + 1.550%)(a)(b)(c)	10,525	10,261,037
4.70%, 08/05/27 (Call 08/05/26), (1 year CMT + 2.050%)(b)(c)	15,340	14,849,897
4.75%, 05/12/28 (Call 05/12/27), (1 year CMT + 1.750%)(b)(c)	8,220	7,913,316
5.71%, 01/12/27 (Call 01/12/26)(a)	13,890	13,860,883
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1 year CMT + 1.200%)(b)(c)	9,924	8,654,705
2.57%, 09/22/26 (Call 09/22/25), (1 year CMT + 2.300%)(b)(c)	7,577	6,834,830
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	505	450,197
2.00%, 10/14/31 (Call 10/14/26), (5 year CMT + 1.230%)(a)(b)(c)	2,800	2,453,553
3.75%, 04/15/29 (Call 04/15/24), (5 year CMT + 1.500%)(b)(c)	4,841	4,732,416
3.86%, 10/07/32 (Call 10/07/27), (5 year CMT + 1.450%)(b)(c)	8,900	8,323,242
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3 mo. SOFR + 2.360%)(a)(c)	88	77,858
Wachovia Corp.
6.61%, 10/01/25(a)	660	678,619
7.57%, 08/01/26(a)(e)	2,550	2,700,349
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1 day SOFR + 0.510%)(a)(c)	11,316	10,683,166
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(c)	27,034	25,265,246
2.19%, 04/30/26 (Call 04/29/25), (1 day SOFR + 2.000%)(c)	27,230	25,317,945
2.39%, 06/02/28 (Call 06/02/27), (1 day SOFR + 2.100%)(c)	24,487	21,648,553
2.41%, 10/30/25 (Call 10/30/24), (1 day SOFR + 1.087%)(a)(c)	26,508	25,143,178
3.00%, 02/19/25(a)	20,298	19,432,551
3.00%, 04/22/26	28,552	26,653,613
3.00%, 10/23/26(a)	28,337	26,155,544
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(c)	20,432	18,955,788
3.30%, 09/09/24	21,418	20,790,940
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(c)	31,395	29,071,707
3.55%, 09/29/25(a)	23,379	22,375,892
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(c)	26,601	24,612,662
3.91%, 04/25/26 (Call 04/25/25), (1 day SOFR + 1.320%)(c)	25,290	24,393,660
4.10%, 06/03/26(a)	18,519	17,776,186
4.30%, 07/22/27(a)	13,464	13,025,429
4.54%, 08/15/26 (Call 08/15/25), (1 day SOFR + 1.560%)(a)(c)	17,000	16,588,228
4.81%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.980%)(a)(c)	23,268	22,654,167
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.250%)(c)	4,404	3,833,083

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
1.02%, 11/18/24	$9,030	$8,415,604
1.15%, 06/03/26	12,055	10,634,124
2.35%, 02/19/25	11,280	10,697,033
2.70%, 08/19/26	11,189	10,342,997
2.85%, 05/13/26	12,008	11,194,898
2.89%, 02/04/30 (Call 02/04/25), (5 year CMT + 1.350%)(c)	13,151	12,225,566
3.35%, 03/08/27	8,515	8,002,808
3.40%, 01/25/28	1,690	1,569,506
3.74%, 08/26/25	3,792	3,658,190
4.04%, 08/26/27	8,140	7,874,726
4.32%, 11/23/31 (Call 11/23/26), (5 year USD ICE Swap + 2.236%)(a)(c)	12,841	12,101,888
5.35%, 10/18/24	2,585	2,589,647
5.46%, 11/18/27	11,760	11,957,671
Westpac New Zealand Ltd., 4.90%, 02/15/28	5,650	5,556,700
Woori Bank
0.75%, 02/01/26(b)	3,000	2,616,101
4.75%, 04/30/24(b)	614	605,351
4.88%, 01/26/28(a)	2,175	2,155,338

		8,427,284,023

Beverages — 1.0%
Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	28,124	26,938,192
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	680	617,916
4.45%, 05/15/25 (Call 03/15/25)(a)(b)	7,338	7,110,821
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)(a)	1,703	1,650,160
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	10,853	9,528,374
1.75%, 09/06/24(a)	11,250	10,798,633
2.90%, 05/25/27(a)	3,329	3,113,532
3.38%, 03/25/27(a)	8,758	8,356,529
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	2,597	2,506,991
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(a)(b)	7,463	7,048,637
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(a)(b)	1,638	1,423,758
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)(a)	2,334	2,194,568
3.60%, 05/09/24	4,790	4,692,810
3.70%, 12/06/26 (Call 09/06/26)	4,617	4,364,330
4.35%, 05/09/27 (Call 04/09/27)(a)	6,094	5,889,474
4.40%, 11/15/25 (Call 09/15/25)(a)	5,447	5,321,018
4.75%, 11/15/24(a)	5,585	5,534,441
4.75%, 12/01/25(a)	3,194	3,152,246
5.00%, 02/02/26 (Call 02/02/24)	3,730	3,697,087
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	6,603	6,002,344
2.13%, 10/24/24 (Call 09/24/24)(a)	7,689	7,305,142
5.20%, 10/24/25(a)	3,970	4,000,676
5.30%, 10/24/27 (Call 09/24/27)(a)	4,580	4,646,142
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	30	28,217
JDE Peet’s NV
0.80%, 09/24/24 (Call 03/31/23)(a)(b)	6,164	5,673,485
1.38%, 01/15/27 (Call 12/15/26)(a)(b)	5,775	4,911,591
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	2,158	1,973,063

138	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.40%, 11/15/25 (Call 08/15/25)(a)	$4,913	$4,678,519
3.43%, 06/15/27 (Call 03/15/27)(a)	3,223	3,010,399
4.42%, 05/25/25 (Call 03/25/25)	5,317	5,212,167
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)(a)	16,779	15,521,375
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)(a)	13,572	12,858,695
2.38%, 10/06/26 (Call 07/06/26)(a)	8,425	7,774,465
2.63%, 03/19/27 (Call 01/19/27)	2,949	2,728,354
2.75%, 04/30/25 (Call 01/30/25)(a)	9,271	8,850,780
2.85%, 02/24/26 (Call 11/24/25)	5,135	4,853,545
3.00%, 10/15/27 (Call 07/15/27)	2,826	2,630,183
3.50%, 07/17/25 (Call 04/17/25)(a)	5,844	5,655,655
3.60%, 02/18/28 (Call 01/18/28)(a)	7,665	7,307,603
4.45%, 05/15/28 (Call 04/15/28)(a)	5,000	4,961,573
4.55%, 02/13/26 (Call 01/13/26)(a)	5,230	5,198,555
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)(b)	2,894	2,727,125
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	5,252	4,957,477

		247,406,647

Biotechnology — 0.9%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	5,299	4,954,661
2.20%, 02/21/27 (Call 12/21/26)	14,885	13,338,199
2.60%, 08/19/26 (Call 05/19/26)(a)	10,719	9,847,116
3.13%, 05/01/25 (Call 02/01/25)(a)	9,477	9,046,693
3.20%, 11/02/27 (Call 08/02/27)(a)	1,375	1,269,718
3.63%, 05/22/24 (Call 02/22/24)(a)	13,130	12,838,566
5.15%, 03/02/28 (Call 02/02/28)	32,330	32,202,081
5.25%, 03/02/25	16,090	16,054,218
5.51%, 03/02/26 (Call 03/02/24)	1,490	1,486,813
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	8,698	8,434,484
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)(a)	15,534	15,039,201
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)(a)	3,556	3,306,580
CSL Finance PLC, 3.85%, 04/27/27 (Call 03/27/27)(a)(b)	3,945	3,755,504
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,735	3,999,544
2.95%, 03/01/27 (Call 12/01/26)(a)	11,422	10,579,272
3.50%, 02/01/25 (Call 11/01/24)	15,486	15,000,365
3.65%, 03/01/26 (Call 12/01/25)	22,457	21,446,368
3.70%, 04/01/24 (Call 01/01/24)	14,490	14,236,085
Illumina Inc.
5.75%, 12/13/27 (Call 11/13/27)	4,705	4,737,498
5.80%, 12/12/25 (Call 11/12/25)	960	968,396
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	9,531	8,533,394
1.75%, 09/02/27 (Call 07/02/27)	7,548	6,395,190

		217,469,946

Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	4,625	4,343,730
2.49%, 02/15/27 (Call 12/15/26)	6,431	5,796,336
CRH America Finance Inc., 3.40%, 05/09/27 (Call 02/09/27)(a)(b)	905	838,969
CRH America Inc., 3.88%, 05/18/25 (Call 02/18/25)(a)(b)	11,318	10,875,881
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	5,352	5,161,983

Security	Par (000)	Value

Building Materials (continued)
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	$2,581	$2,389,742
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(a)(e)	1,572	1,530,452
3.90%, 02/14/26 (Call 11/14/25)(a)	4,904	4,723,632
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)(a)	4,471	4,046,826
1.70%, 08/01/27 (Call 06/01/27)(a)	2,343	1,997,350
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)(a)	535	497,372
3.50%, 12/15/27 (Call 09/15/27)(a)	3,585	3,358,348
4.25%, 07/02/24 (Call 04/02/24)	1,987	1,957,851
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	25	20,673
3.50%, 11/15/27 (Call 08/15/27)(a)	70	64,921
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	4,343	4,065,504
4.20%, 12/01/24 (Call 09/01/24)	5,174	5,060,377
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	290	290,580
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)(a)	4,216	3,991,072
3.55%, 11/01/24 (Call 08/01/24)(a)	6,612	6,418,295
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	2,659	2,535,701
4.50%, 04/01/25 (Call 01/01/25)(a)	3,130	3,080,140
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(a)(b)	3,277	3,184,796

		76,230,531

Chemicals — 1.3%
Air Liquide Finance SA, 2.50%, 09/27/26 (Call 06/27/26)(a)(b)	8,794	8,038,474
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(a)	5,974	5,449,765
1.85%, 05/15/27 (Call 03/15/27)(a)	4,630	4,116,133
3.35%, 07/31/24 (Call 04/30/24)(a)	3,136	3,056,956
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	4,930	4,808,141
Bayport Polymers LLC, 4.74%, 04/14/27 (Call 03/14/27)(b)	680	627,812
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (Call 10/10/27)(b)	5,300	4,776,625
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)(a)	2,971	2,727,087
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)(a)	4,200	3,578,793
3.50%, 05/08/24 (Call 04/08/24)(a)	7,918	7,707,257
5.90%, 07/05/24(a)	12,395	12,380,781
6.05%, 03/15/25(a)	14,205	14,152,429
6.17%, 07/15/27 (Call 06/15/27)	16,465	16,342,968
CF Industries Inc., 4.50%, 12/01/26(a)(b)	6,028	5,798,031
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	2,120	1,987,538
5.13%, 04/01/25 (Call 03/01/25)(b)	6,928	6,885,493
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)(a)	15,990	15,715,964
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	7,565	7,321,915
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(a)	3,371	2,976,762
2.70%, 11/01/26 (Call 08/01/26)(a)	2,264	2,087,898
3.25%, 12/01/27 (Call 09/01/27)(a)	3,330	3,098,212

S C H E D U L E O F I N V E S T M E N T S	139

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.25%, 01/15/28 (Call 12/15/27)	$4,270	$4,311,371
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)(a)	5,790	5,335,660
Equate Petrochemical BV, 4.25%, 11/03/26(b)	5,221	5,017,350
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)(a)	4,558	4,255,679
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	8,560	7,581,492
1.83%, 10/15/27 (Call 08/15/27)(a)(b)	8,200	6,865,179
LG Chem Ltd.
1.38%, 07/07/26(a)(b)	4,750	4,144,446
3.25%, 10/15/24(b)	5,815	5,593,041
Linde Inc., 4.80%, 12/05/24	1,195	1,194,434
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	3,711	3,540,088
3.20%, 01/30/26 (Call 10/30/25)(a)	4,412	4,245,526
4.70%, 12/05/25 (Call 11/05/25)	4,145	4,130,909
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	2,690	2,908,750
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	4,530	4,225,556
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)(a)	5,191	4,646,398
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)(a)	6,774	6,771,369
MEGlobal Canada ULC, 5.00%, 05/18/25(a)(b)	10,235	10,043,606
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	5,200	4,922,222
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	4,573	4,345,014
4.00%, 12/15/26 (Call 09/15/26)	3,074	2,953,278
5.90%, 11/07/24	3,020	3,036,121
5.95%, 11/07/25(a)	4,750	4,810,851
OCI NV, 4.63%, 10/15/25 (Call 10/15/23)(b)	745	725,363
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	5,739	5,021,625
4.00%, 10/04/27 (Call 07/04/27)(b)	2,200	2,040,500
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	7,146	6,323,710
2.40%, 08/15/24 (Call 07/15/24)(a)	3,569	3,421,025
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	3,404	3,188,159
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)(a)	4,648	4,520,137
3.45%, 08/01/25 (Call 05/01/25)(a)	4,675	4,466,151
3.45%, 06/01/27 (Call 03/01/27)(a)	11,807	11,063,248
3.95%, 01/15/26 (Call 10/15/25)	1,331	1,284,347
4.05%, 08/08/24(a)	5,955	5,836,313
4.25%, 08/08/25(a)	3,480	3,391,585
Sociedad Quimica y Minera de Chile SA, 4.38%, 01/28/25 (Call 10/29/24)(b)	200	196,000
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(a)(b)	6,042	5,846,164
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(a)(b)	4,857	4,721,676
Westlake Corp.
0.88%, 08/15/24 (Call 03/31/23)(a)	3,780	3,527,027
3.60%, 08/15/26 (Call 05/15/26)	7,191	6,766,169
Yara International ASA, 3.80%, 06/06/26 (Call 03/06/26)(b)	1,454	1,350,456

		312,203,029

Commercial Services — 0.9%
Adani Ports & Special Economic Zone Ltd. 3.38%, 07/24/24(b)	5,065	4,606,618

Security	Par (000)	Value

Commercial Services (continued)
4.00%, 07/30/27 (Call 06/30/27)(b)	$2,000	$1,593,484
4.20%, 08/04/27 (Call 02/04/27)(b)	2,425	1,934,076
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	5,588	4,801,411
4.38%, 08/15/27 (Call 08/15/23)(a)(b)	3,305	3,097,730
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	9,193	8,852,000
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	2,209	2,183,176
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)(a)	6,921	6,661,003
3.70%, 04/01/27 (Call 01/01/27)	3,777	3,605,529
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(a)(b)	1,218	1,160,417
3.85%, 06/15/25 (Call 05/15/25)(b)	3,297	3,125,162
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	8,226	7,821,373
2.60%, 12/15/25 (Call 11/15/25)	3,828	3,540,874
3.25%, 06/01/26 (Call 03/01/26)	2,215	2,071,414
5.10%, 12/15/27 (Call 11/15/27)	4,935	4,884,244
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	1,610	1,484,803
3.80%, 11/01/25 (Call 08/01/25)(a)(b)	6,843	6,519,589
3.85%, 11/15/24 (Call 08/15/24)(a)(b)	6,970	6,746,143
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	8,465	7,399,826
1.50%, 11/15/24 (Call 10/15/24)(a)	3,630	3,379,393
2.15%, 01/15/27 (Call 12/15/26)(a)	5,991	5,249,963
2.65%, 02/15/25 (Call 01/15/24)(a)	9,943	9,379,535
4.80%, 04/01/26 (Call 01/01/26)	6,589	6,414,723
4.95%, 08/15/27 (Call 07/15/27)(a)	4,366	4,222,813
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	10,267	8,813,006
Leland Stanford Junior University (The), 1.29%,
06/01/27 (Call 04/01/27)	292	256,193
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)(a)	700	643,405
3.75%, 03/24/25 (Call 02/24/25)(a)	6,084	5,884,421
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)(a)	10,281	9,527,564
2.40%, 10/01/24 (Call 09/01/24)(a)	13,945	13,350,185
2.65%, 10/01/26 (Call 08/01/26)(a)	10,526	9,716,481
3.90%, 06/01/27 (Call 05/01/27)(a)	4,175	4,021,139
Quanta Services Inc., 0.95%, 10/01/24 (Call 03/31/23)	3,520	3,257,460
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	18,390	16,737,876
2.95%, 01/22/27 (Call 10/22/26)(a)	2,842	2,659,803
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(a)(b)	4,207	3,751,808
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	2,349	2,151,365
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	3,315	3,169,096
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	6,168	5,749,367
2.05%, 04/15/26 (Call 03/15/26)(a)(b)	6,244	5,461,482
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	8,259	7,992,328
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	805	738,853

		214,617,131

Computers — 2.4%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	13,110	11,819,598
0.70%, 02/08/26 (Call 01/08/26)	22,409	19,885,687

140	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
1.13%, 05/11/25 (Call 04/11/25)	$21,296	$19,667,752
1.20%, 02/08/28 (Call 12/08/27)	325	275,482
1.80%, 09/11/24 (Call 08/11/24)	8,346	7,952,274
2.05%, 09/11/26 (Call 07/11/26)	17,985	16,376,617
2.45%, 08/04/26 (Call 05/04/26)(a)	19,397	17,955,409
2.50%, 02/09/25(a)	14,798	14,150,906
2.75%, 01/13/25 (Call 11/13/24)(a)	14,996	14,407,799
2.85%, 05/11/24 (Call 03/11/24)(a)	16,860	16,429,423
2.90%, 09/12/27 (Call 06/12/27)(a)	12,951	12,040,761
3.00%, 06/20/27 (Call 03/20/27)(a)	8,964	8,423,666
3.00%, 11/13/27 (Call 08/13/27)(a)	4,135	3,851,563
3.20%, 05/13/25(a)	17,452	16,856,346
3.20%, 05/11/27 (Call 02/11/27)	13,567	12,819,191
3.25%, 02/23/26 (Call 11/23/25)(a)	23,362	22,345,559
3.35%, 02/09/27 (Call 11/09/26)(a)	21,446	20,437,652
3.45%, 05/06/24	22,722	22,306,433
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(a)	5,449	4,803,395
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	10,659	10,444,441
4.90%, 10/01/26 (Call 08/01/26)(a)	15,252	14,916,189
5.25%, 02/01/28 (Call 01/01/28)	5,000	4,920,229
5.85%, 07/15/25 (Call 06/15/25)(a)	11,154	11,221,619
6.02%, 06/15/26 (Call 03/15/26)	34,451	34,875,099
6.10%, 07/15/27 (Call 05/15/27)(a)	3,992	4,102,017
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)(a)	6,292	5,470,550
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	4,443	3,893,489
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	4,787	4,566,553
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	3,198	2,854,474
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(a)(b)	1,381	1,221,181
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(a)	8,838	8,455,558
1.75%, 04/01/26 (Call 03/01/26)(a)	6,727	6,039,121
4.90%, 10/15/25 (Call 07/15/25)	21,794	21,611,449
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	8,500	7,462,225
2.20%, 06/17/25 (Call 05/17/25)	11,585	10,820,827
3.00%, 06/17/27 (Call 04/17/27)(a)	9,978	9,073,669
4.75%, 01/15/28 (Call 12/15/27)	5,535	5,326,732
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	10,982	9,626,399
2.20%, 02/09/27 (Call 01/09/27)	5,525	4,965,786
3.00%, 05/15/24	24,018	23,349,946
3.30%, 05/15/26(a)	23,440	22,150,480
3.30%, 01/27/27	4,011	3,760,719
3.45%, 02/19/26(a)	11,104	10,584,072
4.00%, 07/27/25(a)	6,329	6,164,609
4.15%, 07/27/27 (Call 06/27/27)(a)	15,070	14,564,250
4.50%, 02/06/26	5,475	5,366,288
4.50%, 02/06/28 (Call 01/06/28)	5,755	5,601,932
6.22%, 08/01/27(a)	655	686,981
6.50%, 01/15/28(a)	180	191,237
7.00%, 10/30/25(a)	6,032	6,315,122
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(a)	5,995	5,152,881
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(a)	5,328	5,121,422
Lenovo Group Ltd., 5.83%, 01/27/28 (Call 12/27/27)(b)	200	196,913
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	8,300	7,646,784

Security	Par (000)	Value

Computers (continued)
2.38%, 06/22/27 (Call 04/22/27)(a)	$3,453	$3,103,627
3.30%, 09/29/24 (Call 07/29/24)(a)	5,393	5,202,842
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)(b)	3,395	2,986,190

		572,819,415

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/25(a)	2,882	2,768,452
3.10%, 08/15/27 (Call 07/15/27)	3,415	3,218,889
4.60%, 03/01/28 (Call 02/01/28)	1,528	1,527,290
4.80%, 03/02/26	1,528	1,528,485
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)(a)	6,816	6,461,779
3.15%, 03/15/27 (Call 12/15/26)	2,820	2,657,048
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/27 (Call 02/24/27)	15,415	14,333,495
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	14,335	13,630,466
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	10,450	9,364,502
1.00%, 04/23/26	4,610	4,105,182
1.90%, 02/01/27(a)	8,860	8,063,323
2.45%, 11/03/26(a)	6,599	6,088,908
2.70%, 02/02/26(a)	5,756	5,436,840
2.80%, 03/25/27(a)	6,715	6,260,566
2.85%, 08/11/27(a)	290	270,008
3.95%, 01/26/28(a)	3,885	3,791,629
4.10%, 01/26/26(a)	4,520	4,452,206
Unilever Capital Corp.
0.63%, 08/12/24 (Call 03/31/23)	5,650	5,288,319
2.00%, 07/28/26(a)	4,014	3,640,954
2.60%, 05/05/24 (Call 03/05/24)(a)	8,753	8,486,875
2.90%, 05/05/27 (Call 02/05/27)(a)	7,290	6,764,377
3.10%, 07/30/25(a)	6,673	6,365,066
3.38%, 03/22/25 (Call 01/22/25)(a)	568	547,757

		125,052,416

Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.25%, 04/20/27 (Call 03/20/27)(b)	170	162,195
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	20,805	18,155,899
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)(a)	5,810	5,440,346

		23,758,440

Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	27,152	25,188,278
1.75%, 01/30/26 (Call 12/30/25)(a)	9,220	8,150,249
2.45%, 10/29/26 (Call 09/29/26)	30,143	26,573,219
2.88%, 08/14/24 (Call 07/14/24)(a)	7,990	7,597,591
3.50%, 01/15/25 (Call 11/15/24)	7,431	7,079,178
3.65%, 07/21/27 (Call 04/21/27)	8,089	7,326,150
3.88%, 01/23/28 (Call 10/23/27)(a)	445	402,725
4.45%, 10/01/25 (Call 08/01/25)(a)	4,613	4,431,848
4.45%, 04/03/26 (Call 02/03/26)	4,946	4,700,270
4.63%, 10/15/27 (Call 08/15/27)(a)	4,050	3,818,339
6.50%, 07/15/25 (Call 06/15/25)(a)	11,339	11,377,737
Series 3NC1, 1.75%, 10/29/24 (Call 03/31/23)(a)	11,210	10,410,429
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	520	498,859
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	7,017	6,515,016

S C H E D U L E O F I N V E S T M E N T S	141

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
1.88%, 08/15/26 (Call 07/15/26)	$10,571	$9,227,005
2.20%, 01/15/27 (Call 12/15/26)(a)	4,770	4,190,720
2.30%, 02/01/25 (Call 01/01/25)(a)	7,644	7,135,504
2.88%, 01/15/26 (Call 12/15/25)(a)	12,555	11,573,037
3.25%, 03/01/25 (Call 01/01/25)	6,256	5,936,705
3.38%, 07/01/25 (Call 06/01/25)(a)	7,587	7,153,721
3.63%, 04/01/27 (Call 01/01/27)	4,286	3,938,570
3.63%, 12/01/27 (Call 09/01/27)(a)	1,610	1,463,565
3.75%, 06/01/26 (Call 04/01/26)	6,838	6,424,440
4.25%, 09/15/24 (Call 06/15/24)(a)	5,093	4,989,147
5.30%, 02/01/28 (Call 01/01/28)(a)	3,655	3,551,230
5.85%, 12/15/27 (Call 11/15/27)	1,225	1,219,211
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	645	548,318
4.13%, 05/01/24 (Call 02/01/24)(a)	4,059	3,964,174
4.25%, 06/15/26 (Call 04/15/26)(a)	5,839	5,542,381
5.25%, 08/11/25 (Call 07/11/25)(b)	6,865	6,694,818
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	6,668	6,528,894
4.63%, 03/30/25	3,955	3,870,435
4.75%, 06/09/27 (Call 05/09/27)(a)	6,175	5,883,517
5.13%, 09/30/24	6,324	6,268,733
5.80%, 05/01/25 (Call 04/01/25)(a)	5,808	5,811,836
7.10%, 11/15/27 (Call 10/15/27)(a)	6,090	6,322,570
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	9,647	8,532,431
2.25%, 03/04/25 (Call 02/01/25)(a)	10,487	9,863,252
2.50%, 07/30/24 (Call 06/29/24)(a)	14,224	13,684,191
2.55%, 03/04/27 (Call 02/01/27)	17,391	15,742,493
3.00%, 10/30/24 (Call 09/29/24)(a)	15,735	15,161,223
3.13%, 05/20/26 (Call 04/20/26)	7,968	7,483,239
3.30%, 05/03/27 (Call 04/02/27)	13,787	12,882,029
3.38%, 05/03/24	8,795	8,593,807
3.63%, 12/05/24 (Call 11/04/24)	6,199	6,014,851
3.95%, 08/01/25 (Call 07/01/25)(a)	20,443	19,842,428
4.20%, 11/06/25 (Call 10/06/25)(a)	5,479	5,355,949
4.90%, 02/13/26 (Call 01/13/26)	7,000	6,945,150
5.85%, 11/05/27 (Call 10/05/27)(a)	14,080	14,493,934
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	1,910	1,797,207
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	5,302	4,899,466
3.00%, 04/02/25 (Call 03/02/25)(a)	5,748	5,497,904
3.70%, 10/15/24(a)	4,918	4,800,320
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	50	42,647
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)(b)	850	703,044
3.75%, 07/15/27 (Call 06/15/27)(a)(b)	3,000	2,529,382
3.95%, 07/15/26 (Call 06/15/26)(b)	2,830	2,470,695
Apollo Management Holdings LP
4.00%, 05/30/24(a)(b)	2,872	2,795,716
4.95%, 01/14/50 (Call 01/14/24), (5 year CMT + 3.266%)(b)(c)	2,632	2,270,100
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5 year CMT + 3.237%)(b)(c)	3,195	2,449,309
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(b)	2,256	2,143,405
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	7,841	6,926,748
1.95%, 09/20/26 (Call 08/20/26)(b)	7,863	6,760,579

Security	Par (000)	Value

Diversified Financial Services (continued)
3.50%, 11/01/27 (Call 07/01/27)(b)	$975	$855,033
4.13%, 08/01/25 (Call 06/01/25)(a)(b)	3,369	3,163,688
4.88%, 10/01/25 (Call 07/01/25)(b)	1,307	1,245,262
5.50%, 12/15/24 (Call 11/15/24)(b)	9,715	9,586,619
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	7,878	6,900,901
2.53%, 11/18/27 (Call 10/18/27)(b)	11,920	9,932,062
2.75%, 02/21/28 (Call 12/21/27)(b)	400	333,987
2.88%, 02/15/25 (Call 01/15/25)(b)	10,214	9,500,115
3.25%, 02/15/27 (Call 12/15/26)(b)	6,380	5,637,402
3.95%, 07/01/24 (Call 06/01/24)(b)	5,495	5,313,505
4.25%, 04/15/26 (Call 03/15/26)(a)(b)	8,214	7,622,556
4.38%, 05/01/26 (Call 03/01/26)(b)	6,787	6,313,843
5.25%, 05/15/24 (Call 04/15/24)(b)	6,070	5,973,279
5.50%, 01/15/26 (Call 12/15/25)(b)	6,243	6,041,257
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)(a)	3,215	3,069,473
4.38%, 12/15/25 (Call 09/15/25)	3,305	3,076,999
Blackstone Holdings Finance Co. LLC
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	440	397,341
5.90%, 11/03/27 (Call 10/03/27)(b)	2,823	2,866,687
BOC Aviation Ltd.
3.25%, 04/29/25 (Call 03/29/25)(a)(b)	10,809	10,295,032
3.50%, 10/10/24 (Call 09/10/24)(b)	9,663	9,345,474
3.50%, 09/18/27 (Call 06/18/27)(b)	100	92,986
3.88%, 04/27/26 (Call 01/27/26)(b)	6,293	5,979,420
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	4,260	4,069,663
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)(a)	7,980	7,430,097
4.00%, 04/01/24 (Call 02/01/24)	5,109	5,026,707
4.25%, 06/02/26 (Call 03/02/26)(a)	2,476	2,383,364
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(a)(b)	4,340	4,005,629
4.88%, 05/01/24 (Call 04/01/24)(a)(b)	4,612	4,529,692
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1 day SOFR + 0.855%)(c)	12,376	10,815,056
2.64%, 03/03/26 (Call 03/03/25), (1 day SOFR + 1.290%)(c)	9,645	9,067,250
3.20%, 02/05/25 (Call 01/05/25)(a)	8,944	8,570,529
3.30%, 10/30/24 (Call 09/30/24)	14,214	13,723,185
3.65%, 05/11/27 (Call 04/11/27)(a)	5,191	4,834,681
3.75%, 04/24/24 (Call 03/24/24)(a)	5,693	5,583,142
3.75%, 07/28/26 (Call 06/28/26)	12,364	11,616,059
3.75%, 03/09/27 (Call 02/09/27)(a)	11,701	10,971,588
3.80%, 01/31/28 (Call 12/31/27)(a)	200	185,184
4.17%, 05/09/25 (Call 05/09/24), (1 day SOFR + 1.370%)(c)	9,415	9,203,986
4.20%, 10/29/25 (Call 09/29/25)(a)	11,405	11,010,624
4.25%, 04/30/25 (Call 03/31/25)(a)	8,932	8,698,817
4.93%, 05/10/28 (Call 05/10/27), (1 day SOFR + 2.057%)(a)(c)	14,165	13,715,045
4.99%, 07/24/26 (Call 07/24/25), (1 day SOFR + 2.160%)(c)	12,025	11,830,314
5.47%, 02/01/29 (Call 02/01/28), (1 day SOFR + 2.080%)(c)	6,825	6,700,523
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	5,477	5,234,579

142	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	$11,042	$9,728,975
1.15%, 05/13/26 (Call 04/13/26)	8,949	7,901,577
2.45%, 03/03/27 (Call 02/03/27)	12,068	10,944,971
3.00%, 03/10/25 (Call 12/10/24)(a)	3,300	3,161,546
3.20%, 03/02/27 (Call 12/02/26)	4,912	4,590,979
3.20%, 01/25/28 (Call 10/25/27)(a)	127	117,402
3.30%, 04/01/27 (Call 01/01/27)(a)	5,052	4,746,773
3.45%, 02/13/26 (Call 11/13/25)	3,208	3,069,890
3.63%, 04/01/25 (Call 01/01/25)(a)	3,833	3,714,550
3.75%, 04/01/24 (Call 03/02/24)	3,034	2,980,921
3.85%, 05/21/25 (Call 03/21/25)(a)	6,446	6,264,689
4.20%, 03/24/25 (Call 02/22/25)(a)	5,332	5,228,609
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	4,868	4,843,977
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	15,880	15,215,423
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	7,627	6,792,497
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	1,745	1,690,182
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 03/07/23)(a)	2,060	1,939,448
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	7,888	7,586,415
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	4,856	4,632,507
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	2,855	2,744,310
3.95%, 11/06/24 (Call 08/06/24)(a)	5,796	5,641,050
4.10%, 02/09/27 (Call 11/09/26)(a)	7,897	7,482,859
4.50%, 01/30/26 (Call 11/30/25)(a)	5,029	4,868,334
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	2,807	2,556,475
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,885	1,768,485
Franklin Resources Inc., 2.85%, 03/30/25	1,614	1,531,687
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	690	653,913
Invesco Finance PLC, 3.75%, 01/15/26(a)	4,070	3,929,137
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,769	1,736,856
Jefferies Financial Group Inc.
4.85%, 01/15/27(a)	4,997	4,896,904
6.45%, 06/08/27(a)	2,587	2,674,272
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(a)	1,688	1,572,857
3.75%, 02/13/25	4,611	4,447,290
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	5,276	4,978,012
Legg Mason Inc.
3.95%, 07/15/24(a)	2,191	2,140,358
4.75%, 03/15/26(a)	4,610	4,535,422
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	3,815	3,608,910
1.38%, 04/06/26 (Call 03/06/24)(b)	10,281	9,034,751
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	8,600	8,106,917
2.95%, 11/21/26 (Call 08/21/26)(a)	5,719	5,344,162
3.30%, 03/26/27 (Call 01/26/27)	7,473	7,066,525
3.38%, 04/01/24(a)	8,870	8,701,214
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(a)(b)	4,325	4,131,606
5.08%, 09/15/27 (Call 08/15/27)(a)(b)	2,180	2,147,605
Morgan Stanley, 5.05%, 01/28/27 (Call 01/28/26)	13,520	13,364,946
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	2,843	2,677,398
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(a)	5,843	5,584,127

Security	Par (000)	Value

Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(a)(b)	$3,972	$3,767,402
Nomura Holdings Inc.
1.65%, 07/14/26	11,550	10,088,275
1.85%, 07/16/25(a)	13,068	11,921,636
2.33%, 01/22/27	11,434	10,108,612
2.65%, 01/16/25	12,999	12,294,269
5.10%, 07/03/25(a)	2,870	2,845,913
5.39%, 07/06/27(a)	6,275	6,214,272
5.71%, 01/09/26(a)	3,630	3,621,946
5.84%, 01/18/28	3,415	3,441,479
Nuveen Finance LLC, 4.13%, 11/01/24(b)	8,660	8,440,796
ORIX Corp.
3.25%, 12/04/24(a)	4,915	4,729,921
3.70%, 07/18/27	605	570,990
5.00%, 09/13/27	9,669	9,586,609
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	5,427	5,308,686
4.88%, 03/15/27 (Call 09/15/26)(a)	4,884	4,549,440
6.63%, 03/15/25 (Call 09/15/24)(a)	5,866	5,861,601
Stifel Financial Corp., 4.25%, 07/18/24(a)	4,842	4,750,470
SURAAsset Management SA, 4.88%, 04/17/24(b)	166	163,604
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	4,357	4,040,741
3.95%, 12/01/27 (Call 09/01/27)(a)	625	568,157
4.25%, 08/15/24 (Call 05/15/24)(a)	9,398	9,171,002
4.38%, 03/19/24 (Call 02/19/24)(a)	3,768	3,715,705
4.50%, 07/23/25 (Call 04/24/25)	9,344	8,996,666
4.88%, 06/13/25 (Call 05/13/25)	7,380	7,180,838
USAA Capital Corp.
0.50%, 05/01/24(b)	5,635	5,332,365
3.38%, 05/01/25(b)	5,220	4,997,653
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	3,087	2,619,102
1.90%, 04/15/27 (Call 02/15/27)(a)	11,996	10,758,521
2.75%, 09/15/27 (Call 06/15/27)(a)	6,066	5,606,987
3.15%, 12/14/25 (Call 09/14/25)	23,414	22,349,297
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	5,673	4,991,968
2.85%, 01/10/25 (Call 12/10/24)(a)	6,208	5,896,078

		1,153,307,267

Electric — 5.4%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(b)	496	486,378
4.38%, 04/23/25(b)	9,348	9,191,141
4.38%, 06/22/26(b)	5,625	5,539,950
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(b)	4,065	3,378,582
AEP Texas Inc., 3.85%, 10/01/25 (Call 07/01/25)(a)(b)	2,160	2,060,105
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	3,891	3,639,024
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(a)	9,009	7,972,641
3.30%, 07/15/25 (Call 06/15/25)(b)	7,226	6,781,197
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	816	772,461
3.75%, 09/01/27 (Call 08/01/27)(a)	4,910	4,680,831
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)(a)	5,101	4,492,554
2.50%, 09/15/24 (Call 08/15/24)	7,747	7,381,642
3.65%, 02/15/26 (Call 11/15/25)(a)	2,873	2,733,216

S C H E D U L E O F I N V E S T M E N T S	143

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)(a)	$1,029	$988,867
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)(a)	3,455	3,168,294
3.88%, 02/15/62 (Call 11/15/26), (5 year CMT + 2.675%)(a)(c)	5,665	4,724,229
5.75%, 11/01/27 (Call 10/01/27)(a)	4,525	4,627,704
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	4,026	3,585,143
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	4,190	4,007,457
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,975	1,851,928
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)(a)	953	862,495
2.95%, 09/15/27 (Call 06/15/27)	1,146	1,039,343
3.15%, 05/15/25 (Call 02/15/25)(a)	3,021	2,863,362
3.35%, 06/15/24 (Call 03/15/24)(a)	1,640	1,591,452
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	9,940	9,541,421
3.20%, 04/15/25 (Call 03/15/25)(a)	11,283	10,720,703
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	3,006	2,745,931
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	4,655	4,507,085
4.05%, 04/15/25 (Call 03/15/25)	12,280	12,011,621
Black Hills Corp.
1.04%, 08/23/24 (Call 03/16/23)(a)	2,913	2,721,911
3.15%, 01/15/27 (Call 07/15/26)(a)	4,146	3,825,112
3.95%, 01/15/26 (Call 07/15/25)(a)	3,378	3,241,176
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)(a)	1,425	1,336,622
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	2,901	2,646,378
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	4,670	4,135,156
2.50%, 09/01/24 (Call 08/01/24)	7,092	6,778,305
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	5,321	4,993,230
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24(a)	1,600	1,592,916
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	2,075	1,883,431
3.00%, 05/15/26 (Call 02/15/26)(a)	3,050	2,835,058
3.45%, 08/15/27 (Call 05/15/27)(a)	2,707	2,522,732
3.60%, 11/15/25 (Call 08/15/25)	3,201	3,042,119
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	2,200	2,044,900
Comision Federal de Electricidad, 4.75%, 02/23/27(a)(b)	4,140	3,928,653
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	3,494	3,223,565
3.10%, 11/01/24 (Call 08/01/24)(a)	790	762,243
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,228	2,051,867
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	2,229	1,979,264
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,696	2,531,714
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)(a)	488	467,734
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	3,010	2,765,493
Series B, 3.13%, 11/15/27 (Call 08/15/27)	910	835,246
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	10,490	9,971,958
5.60%, 03/01/28 (Call 02/01/28)	3,860	3,870,315
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)(a)	1,620	1,567,785
4.65%, 03/01/28 (Call 01/01/28)	1,600	1,576,260

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc.
3.07%, 08/15/24(e)	$7,974	$7,689,590
3.90%, 10/01/25 (Call 07/01/25)(a)	4,620	4,469,609
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(a)(c)	3,191	3,069,467
Series A, 1.45%, 04/15/26 (Call 03/15/26)(a)	5,131	4,557,049
Series A, 3.30%, 03/15/25 (Call 02/15/25)	5,100	4,876,145
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	2,318	2,180,203
Series D, 2.85%, 08/15/26 (Call 05/15/26)(a)	3,291	3,026,540
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)(a)	2,199	2,121,726
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	3,864	3,546,182
Series C, 2.53%, 10/01/24(a)(e)	7,717	7,367,493
Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	8,873	8,036,416
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(a)	4,484	4,174,500
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	6,321	5,652,477
2.65%, 09/01/26 (Call 06/01/26)	10,409	9,505,626
3.15%, 08/15/27 (Call 05/15/27)	1,760	1,618,195
3.25%, 01/15/82 (Call 10/15/26), (5 year CMT + 2.321%)(c)	4,683	3,697,697
3.75%, 04/15/24 (Call 01/15/24)(a)	7,840	7,693,785
4.30%, 03/15/28 (Call 02/15/28)(a)	8,860	8,461,753
5.00%, 12/08/25	3,280	3,258,808
5.00%, 12/08/27 (Call 11/08/27)(a)	6,470	6,419,899
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)(a)	1,672	1,570,943
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	4,404	4,201,457
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(b)	1,980	1,774,771
Edison International
3.55%, 11/15/24 (Call 10/15/24)	5,236	5,052,596
4.70%, 08/15/25(a)	6,040	5,886,863
4.95%, 04/15/25 (Call 03/15/25)(a)	5,140	5,077,605
5.75%, 06/15/27 (Call 04/15/27)(a)	6,012	6,038,203
EDP Finance BV
1.71%, 01/24/28(a)(b)	4,075	3,402,327
3.63%, 07/15/24(a)(b)	9,911	9,635,876
6.30%, 10/11/27(a)(b)	5,448	5,606,020
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	12,354	11,885,329
Emera U.S. Finance LP
0.83%, 06/15/24	2,115	1,984,097
3.55%, 06/15/26 (Call 03/15/26)	6,907	6,483,874
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	3,562	3,467,180
Enel Finance America LLC, 7.10%, 10/14/27 (Call 09/14/27)(a)(b)	9,205	9,662,196
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	11,106	9,637,685
2.65%, 09/10/24(a)(b)	14,439	13,785,576
3.63%, 05/25/27(b)	3,450	3,209,170
4.25%, 06/15/25(a)(b)	6,460	6,262,845
4.63%, 06/15/27 (Call 05/15/27)(a)(b)	7,670	7,362,838
6.80%, 10/14/25(a)(b)	6,390	6,551,300
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(a)	1,045	1,015,894
Engie Energia Chile SA, 4.50%, 01/29/25(b)	1,914	1,782,303

144	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	$6,246	$5,951,212
3.70%, 06/01/24 (Call 03/01/24)	3,402	3,334,266
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	9,517	8,461,618
2.95%, 09/01/26 (Call 06/01/26)(a)	6,641	6,104,701
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 03/31/23)(a)	6,290	5,866,366
2.40%, 10/01/26 (Call 07/01/26)	3,863	3,482,891
3.12%, 09/01/27 (Call 06/01/27)	1,535	1,406,306
4.44%, 01/15/26 (Call 10/15/25)(a)	135	131,166
5.40%, 11/01/24	1,041	1,046,351
5.59%, 10/01/24(a)	1,040	1,041,853
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	8,904	8,476,418
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	3,565	3,263,709
3.10%, 04/01/27 (Call 01/01/27)(a)	1,490	1,391,605
3.25%, 12/01/25 (Call 09/01/25)	1,898	1,779,894
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	1,468	1,402,153
Evergy Missouri West Inc., 5.15%, 12/15/27 (Call 11/15/27)(b)	2,730	2,705,218
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)(a)	8,690	7,955,019
3.35%, 03/15/26 (Call 12/15/25)(a)	1,603	1,505,076
4.20%, 06/27/24	8,839	8,687,133
4.60%, 07/01/27 (Call 06/01/27)(a)	8,035	7,827,652
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	2,781	2,666,603
Series L, 2.90%, 10/01/24 (Call 08/01/24)	5,558	5,341,057
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(a)	6,833	6,086,760
Series U, 1.40%, 08/15/26 (Call 07/15/26)(a)	3,082	2,707,273
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	5,920	5,367,252
3.40%, 04/15/26 (Call 01/15/26)	6,674	6,291,229
3.95%, 06/15/25 (Call 03/15/25)(a)	9,961	9,642,127
5.15%, 03/15/28 (Call 02/15/28)	2,800	2,775,119
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	6,841	6,232,948
Fenix Power Peru SA, 4.32%, 09/20/27 (Call 06/20/27)(b)	2,241	2,062,942
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(b)	7,897	7,660,937
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)(a)	11,442	10,953,997
3.13%, 12/01/25 (Call 06/01/25)(a)	6,051	5,754,358
3.25%, 06/01/24 (Call 12/01/23)	5,144	5,011,140
5.05%, 04/01/28 (Call 03/01/28)	3,045	3,041,042
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	9,431	8,756,951
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	1,494	1,404,731
3.25%, 03/30/27 (Call 12/30/26)(a)	2,510	2,316,656
Series A, 2.20%, 09/15/24 (Call 08/15/24)(a)	7,679	7,311,663
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,393	1,300,667
Iberdrola International BV, 5.81%, 03/15/25(a)	1,245	1,251,261
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	7,275	7,003,682
3.40%, 08/15/25 (Call 05/15/25)	124	117,351
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	5,211	5,033,164
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	13,375	13,115,409

Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	$4,274	$3,990,753
3.35%, 11/15/27 (Call 08/15/27)(a)	2,734	2,519,734
3.65%, 06/15/24 (Call 03/15/24)	5,198	5,061,903
4.95%, 09/22/27 (Call 08/22/27)(b)	4,612	4,549,189
Jersey Central Power & Light Co.
4.30%, 01/15/26 (Call 10/15/25)(a)(b)	6,090	5,840,037
4.70%, 04/01/24 (Call 01/01/24)(b)	593	585,334
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(b)	3,450	3,168,825
4.88%, 05/24/26 (Call 02/24/26)(a)(b)	250	238,650
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)	1,628	1,544,287
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)(b)	8,599	7,911,915
3.60%, 05/06/25(b)	250	239,626
Korea Electric Power Corp., 2.50%, 06/24/24(a)(b)	2,395	2,305,235
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	1,430	1,250,049
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	485	460,606
Metropolitan Edison Co., 4.00%, 04/15/25(b)	1,041	992,153
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)(a)	3,370	3,144,329
3.50%, 10/15/24 (Call 07/15/24)	6,449	6,273,520
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(a)(b)	2,397	2,238,457
4.10%, 04/15/24 (Call 01/15/24)(b)	3,172	3,112,846
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	7,151	6,251,704
1.88%, 02/07/25(a)	6,500	6,091,002
2.85%, 01/27/25 (Call 10/27/24)	5,296	5,064,199
3.05%, 04/25/27 (Call 01/25/27)(a)	3,500	3,245,648
3.25%, 11/01/25 (Call 08/01/25)(a)	4,267	4,044,003
3.45%, 06/15/25	3,631	3,470,971
4.45%, 03/13/26 (Call 02/13/26)	4,380	4,288,978
4.80%, 03/15/28 (Call 02/15/28)	6,105	6,010,289
5.45%, 10/30/25(a)	4,955	4,973,171
Series D, 1.00%, 10/18/24(a)	4,520	4,207,001
New York State Electric & Gas Corp., 3.25%, 12/01/26 (Call 09/01/26)(a)(b)	625	582,009
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	13,542	11,931,431
2.94%, 03/21/24 (Call 03/31/23)(a)	1,830	1,782,039
3.55%, 05/01/27 (Call 02/01/27)	12,047	11,245,719
3.80%, 03/15/82 (Call 03/15/27), (5 year CMT + 2.547%)(c)	2,575	2,200,506
4.20%, 06/20/24	9,875	9,709,030
4.26%, 09/01/24	16,060	15,754,720
4.45%, 06/20/25	10,715	10,485,006
4.63%, 07/15/27 (Call 06/15/27)	16,038	15,586,999
4.90%, 02/28/28 (Call 01/28/28)	15,450	15,265,847
6.05%, 03/01/25	3,270	3,289,913
Niagara Mohawk Power Corp., 3.51%, 10/01/24 (Call 07/01/24)(a)(b)	4,429	4,268,333
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	5,108	4,520,069
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	4,470	3,768,662
3.75%, 06/15/24 (Call 05/15/24)(a)(b)	6,367	6,166,979
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	203	185,718
3.20%, 05/15/27 (Call 02/15/27)	3,001	2,796,729
3.25%, 11/15/25 (Call 08/15/25)(a)	50	47,093

S C H E D U L E O F I N V E S T M E N T S	145

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(a)	$4,850	$4,329,380
2.75%, 06/01/24 (Call 05/01/24)(a)	6,063	5,871,451
2.95%, 04/01/25 (Call 01/01/25)(a)	2,227	2,120,690
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	7,343	6,253,514
2.95%, 03/01/26 (Call 12/01/25)(a)	5,454	5,009,621
3.15%, 01/01/26(a)	15,183	14,084,355
3.30%, 03/15/27 (Call 12/15/26)(a)	1,600	1,459,465
3.30%, 12/01/27 (Call 09/01/27)(a)	4,860	4,331,948
3.40%, 08/15/24 (Call 05/15/24)	4,356	4,185,800
3.45%, 07/01/25(a)	6,924	6,505,817
3.50%, 06/15/25 (Call 03/15/25)	5,009	4,747,923
4.95%, 06/08/25(a)	5,325	5,215,882
5.45%, 06/15/27 (Call 05/15/27)	9,560	9,336,504
PacifiCorp
3.35%, 07/01/25 (Call 04/01/25)(a)	1,380	1,312,160
3.60%, 04/01/24 (Call 01/01/24)(a)	1,871	1,836,119
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	2,036	1,937,531
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(b)	12,277	11,601,765
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	5,669	5,137,204
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	6,123	5,727,107
Public Service Co. of Colorado, 2.90%, 05/15/25 (Call 12/15/24)(a)	3,090	2,925,346
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	915	873,499
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)(a)	3,862	3,418,494
2.25%, 09/15/26 (Call 06/15/26)(a)	3,968	3,607,450
3.00%, 05/15/25 (Call 02/15/25)(a)	1,853	1,764,903
3.00%, 05/15/27 (Call 02/15/27)	3,184	2,948,729
3.05%, 11/15/24 (Call 08/15/24)(a)	735	707,741
3.15%, 08/15/24 (Call 05/15/24)	333	322,723
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)(a)	6,294	5,625,741
2.88%, 06/15/24 (Call 05/15/24)	11,188	10,799,521
5.85%, 11/15/27 (Call 10/15/27)(a)	3,425	3,502,920
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	5,232	4,949,985
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(a)(b)	1,290	1,185,313
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	3,635	3,338,063
6.00%, 06/01/26(a)	1,525	1,566,385
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(a)(b)	9,590	9,417,840
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	4,918	4,535,782
3.30%, 04/01/25 (Call 03/01/25)	1,345	1,287,403
3.40%, 02/01/28 (Call 10/01/27)	200	183,141
4.13%, 04/01/52 (Call 01/01/27), (5 year CMT + 2.868%)(c)	8,480	7,194,036
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	3,006	2,777,649
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	5,250	5,000,387
5.30%, 03/01/28 (Call 02/01/28)	825	821,114
5.85%, 11/01/27 (Call 10/01/27)	3,265	3,341,436
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)(a)	3,844	3,407,154
Series C, 4.20%, 06/01/25(a)	3,195	3,110,582

Security	Par (000)	Value

Electric (continued)
Series D, 4.70%, 06/01/27 (Call 05/01/27)(a)	$7,545	$7,420,832
Series E, 3.70%, 08/01/25 (Call 06/01/25)	8,050	7,731,674
Series K, 0.98%, 08/01/24	5,260	4,932,885
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	15,327	14,291,003
4.48%, 08/01/24(e)	1,970	1,940,138
5.11%, 08/01/27(a)	7,288	7,196,703
5.15%, 10/06/25(a)	8,815	8,780,033
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5 year CMT + 2.915%)(c)	6,425	5,474,499
Series B, 4.00%, 01/15/51 (Call 01/15/26), (5 year CMT + 3.733%)(a)(c)	10,100	9,470,265
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	4,943	4,371,509
4.15%, 12/01/25 (Call 09/01/25)(a)	5,473	5,342,039
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	3,563	3,252,914
Series N, 1.65%, 03/15/26 (Call 02/15/26)(a)	4,128	3,691,896
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	230	224,060
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	98	90,450
3.25%, 11/24/25(a)(b)	1,453	1,383,609
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)(b)	14,082	13,879,642
State Grid Overseas Investment BVI Ltd, 3.50%, 05/04/27(a)(b)	13,844	13,208,090
State Grid Overseas Investment BVI Ltd., 2.88%, 05/18/26(b)	60	55,990
Tampa Electric Co., 3.88%, 07/12/24	4,930	4,815,804
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	8,615	7,793,129
3.15%, 06/02/26(a)(b)	4,970	4,682,926
3.70%, 06/10/25(a)(b)	1,574	1,519,417
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(a)(b)	2,383	2,285,896
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(a)(b)	650	629,563
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(a)	1,985	1,889,920
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)(a)	2,661	2,464,402
3.50%, 04/15/24 (Call 01/15/24)	1,032	1,008,917
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	4,473	4,263,675
Series A, 3.15%, 01/15/26 (Call 10/15/25)	6,394	6,053,769
Series A, 3.50%, 03/15/27 (Call 12/15/26)	6,653	6,263,038
Series B, 2.95%, 11/15/26 (Call 08/15/26)	3,379	3,117,491
Series B, 3.75%, 05/15/27 (Call 04/15/27)(a)	5,439	5,164,393
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	14,362	13,789,427
3.70%, 01/30/27 (Call 11/30/26)(a)(b)	7,232	6,621,704
4.88%, 05/13/24 (Call 05/13/23)(a)(b)	1,410	1,381,673
5.13%, 05/13/25(b)	3,532	3,431,374
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)(a)	1,678	1,420,798
4.75%, 01/09/26 (Call 12/09/25)	5,870	5,786,117
4.75%, 01/15/28 (Call 12/15/27)	6,695	6,559,439
5.00%, 09/27/25 (Call 08/27/25)	4,645	4,603,596
5.15%, 10/01/27 (Call 09/01/27)(a)	5,610	5,579,842
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)	4,878	4,602,614

146	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.10%, 06/01/25 (Call 03/01/25)(a)	$700	$663,095
Wisconsin Power and Light Co., 3.05%, 10/15/27 (Call 07/15/27)(a)	694	640,136
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)(a)	2,830	2,837,027
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	4,639	4,071,775
3.30%, 06/01/25 (Call 12/01/24)(a)	4,911	4,687,844
3.35%, 12/01/26 (Call 06/01/26)(a)	3,505	3,272,963

		1,297,783,718

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	6,792	5,872,511
1.80%, 10/15/27 (Call 08/15/27)(a)	974	849,749
3.15%, 06/01/25 (Call 03/01/25)(a)	2,214	2,121,284
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(a)(b)	2,715	2,576,916

		11,420,460

Electronics — 0.7%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)(a)	1,526	1,412,745
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	4,156	3,990,344
3.55%, 10/01/27 (Call 07/01/27)(a)	1,150	1,052,108
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)(a)	3,448	3,240,101
3.20%, 04/01/24 (Call 02/01/24)	2,861	2,792,028
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)(a)	5,790	5,595,519
3.88%, 01/12/28 (Call 10/12/27)	785	719,051
4.00%, 04/01/25 (Call 01/01/25)	1,161	1,119,289
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)(a)	5,125	4,917,451
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	6,125	5,821,847
4.75%, 06/15/25 (Call 03/15/25)(a)	5,515	5,388,048
6.00%, 01/15/28 (Call 12/15/27)	5,065	5,110,333
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	7,348	6,857,492
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	29,305	25,478,106
1.35%, 06/01/25 (Call 05/01/25)(a)	10,652	9,831,085
2.30%, 08/15/24 (Call 07/15/24)(a)	7,672	7,360,859
2.50%, 11/01/26 (Call 08/01/26)(a)	6,427	5,938,206
4.85%, 11/01/24(a)	2,630	2,618,894
4.95%, 02/15/28 (Call 01/15/28)(a)	12,810	12,927,359
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)(a)	515	473,226
3.35%, 03/01/26 (Call 12/01/25)	1,893	1,789,529
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)(a)	4,776	4,253,761
3.95%, 01/12/28 (Call 10/12/27)	600	556,492
4.25%, 05/15/27 (Call 04/15/27)(a)	6,990	6,644,871
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	6,170	6,076,349
4.60%, 04/06/27 (Call 01/06/27)(a)	4,702	4,611,370
Legrand France SA, 8.50%, 02/15/25(a)	4,184	4,449,107
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 03/13/23)	6,484	6,067,716
1.75%, 08/09/26 (Call 07/09/26)	5,889	5,067,205
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	4,924	4,836,618

Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)(a)	$2,284	$2,099,152
3.45%, 08/01/24 (Call 05/01/24)	1,657	1,611,311
3.70%, 02/15/26 (Call 11/15/25)(a)	3,215	3,102,439
4.50%, 02/13/26(a)	3,730	3,680,116
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	4,252	3,698,262

		171,188,389

Engineering & Construction — 0.1%
Mexico City Airport Trust, 4.25%, 10/31/26 (Call 07/31/26)(b)	6,539	6,092,713
St Engineering Urban Solutions USA Inc., 3.38%, 05/05/27 (Call 02/05/27)(a)(b)	6,550	6,152,008
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	1,404	1,338,945
3.63%, 04/28/26 (Call 01/28/26)(a)(b)	8,271	7,775,750

		21,359,416

Entertainment — 0.2%
Magallanes Inc.
3.64%, 03/15/25(b)	15,592	14,872,291
3.76%, 03/15/27 (Call 02/15/27)(a)(b)	32,235	29,570,276
3.79%, 03/15/25 (Call 03/15/23)(b)	3,657	3,497,125

		47,939,692

Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	3,641	3,227,703
2.50%, 08/15/24 (Call 07/15/24)	9,581	9,194,957
2.90%, 07/01/26 (Call 04/01/26)(a)	2,499	2,323,792
3.20%, 03/15/25 (Call 12/15/24)(a)	5,049	4,834,503
3.38%, 11/15/27 (Call 08/15/27)(a)	1,910	1,768,270
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	5,325	4,735,213
3.13%, 03/01/25 (Call 12/01/24)(a)	2,455	2,356,634
3.15%, 11/15/27 (Call 08/15/27)(a)	2,306	2,132,682

		30,573,754

Food — 1.3%
Bestfoods, Series E, 7.25%, 12/15/26(a)	1,760	1,893,961
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	2,832	2,714,001
3.95%, 03/15/25 (Call 01/15/25)	8,560	8,334,590
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)(b)	4,185	3,919,810
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	1,726	1,710,705
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	6,089	5,068,094
4.30%, 05/01/24 (Call 04/01/24)(a)	9,976	9,837,330
4.60%, 11/01/25 (Call 09/01/25)	9,977	9,758,798
7.13%, 10/01/26(a)	1,025	1,073,738
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	11,629	10,789,671
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(a)	900	842,211
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	4,539	4,282,738
4.00%, 04/17/25 (Call 02/17/25)(a)	9,033	8,795,363
5.24%, 11/18/25 (Call 11/18/23)	790	785,276
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	4,735	4,626,312
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	4,443	4,050,143
2.05%, 11/15/24 (Call 10/15/24)(a)	4,363	4,155,767
2.30%, 08/15/26 (Call 05/15/26)(a)	3,739	3,445,656
3.20%, 08/21/25 (Call 05/21/25)(a)	1,600	1,530,077

S C H E D U L E O F I N V E S T M E N T S	147

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Hormel Foods Corp., 0.65%, 06/03/24 (Call 03/31/23)	$3,155	$2,978,817
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	2,437	2,283,157
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(b)	7,060	6,177,924
5.13%, 02/01/28 (Call 01/01/28)(a)(b)	2,750	2,613,820
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)(a)	2,370	2,192,588
3.50%, 03/15/25	7,483	7,206,391
Kellogg Co.
3.25%, 04/01/26	5,981	5,646,844
3.40%, 11/15/27 (Call 08/15/27)(a)	2,380	2,221,250
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	15,620	14,533,764
3.88%, 05/15/27 (Call 02/15/27)	10,967	10,424,809
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	6,036	5,564,526
3.50%, 02/01/26 (Call 11/01/25)(a)	5,137	4,887,511
3.70%, 08/01/27 (Call 05/01/27)(a)	3,745	3,532,680
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	3,148	2,729,770
2.70%, 04/01/25 (Call 03/01/25)(b)	7,297	6,929,809
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)(a)	4,873	4,281,111
3.15%, 08/15/24 (Call 06/15/24)	8,760	8,463,348
3.25%, 11/15/25 (Call 08/15/25)	2,505	2,346,001
3.40%, 08/15/27 (Call 05/15/27)	4,233	3,930,947
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	7,316	6,796,764
1.25%, 09/24/26 (Call 08/24/26)(a)(b)	3,715	3,223,899
2.25%, 09/19/24 (Call 08/19/24)(b)	7,969	7,590,397
4.25%, 09/15/25(b)	2,135	2,084,477
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	8,700	8,020,033
2.63%, 03/17/27 (Call 01/17/27)	2,890	2,640,349
Nestle Holdings Inc.
0.61%, 09/14/24 (Call 09/14/23)(a)(b)	11,653	10,872,793
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	6,777	6,003,458
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	5,003	4,252,270
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	5,238	4,570,572
3.50%, 09/24/25 (Call 07/24/25)(b)	7,910	7,631,099
4.00%, 09/12/25 (Call 08/12/25)(b)	5,055	4,932,378
4.13%, 10/01/27 (Call 09/01/27)(a)(b)	3,265	3,183,552
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	8,289	7,794,810
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(a)(b)	5,465	5,033,987
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	5,303	4,898,553
3.30%, 07/15/26 (Call 04/15/26)(a)	7,217	6,784,587
3.75%, 10/01/25 (Call 07/01/25)	7,578	7,299,078
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	9,237	8,640,425
3.95%, 08/15/24 (Call 05/15/24)	12,506	12,251,227
4.00%, 03/01/26 (Call 01/01/26)	7,266	7,010,341

		318,074,357

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)(a)	3,590	3,295,620
4.50%, 08/01/24 (Call 05/01/24)(a)	2,286	2,243,261

Security	Par (000)	Value

Forest Products & Paper (continued)
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	$4,203	$4,108,433
5.50%, 01/17/27(a)	4,105	4,062,924
Georgia-Pacific LLC
0.63%, 05/15/24(a)(b)	8,079	7,632,197
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	8,105	7,118,060
1.75%, 09/30/25 (Call 08/30/25)(b)	10,540	9,622,713
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	3,475	3,109,385
3.60%, 03/01/25 (Call 12/01/24)(b)	4,071	3,918,599
Inversiones CMPC SA, 4.38%, 04/04/27(b)	2,273	2,148,353
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	5,244	5,504,502
Suzano Austria GmbH, 5.75%, 07/14/26(b)	90	90,213
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	1,000	1,056,381

		53,910,641

Gas — 0.5%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(a)(b)	7,777	7,527,795
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	4,705	4,463,374
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	3,413	3,172,890
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	3,815	3,439,296
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	3,671	3,407,521
4.63%, 08/05/27 (Call 07/05/27)(b)	3,145	3,007,407
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)	4,400	4,395,904
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	6,494	5,861,100
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	3,940	3,834,633
Series A, 2.50%, 11/15/24 (Call 10/15/24)	8,263	7,883,637
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	5,958	5,334,911
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)(a)	1,863	1,715,953
5.20%, 07/15/25 (Call 04/15/25)(a)	639	630,614
5.50%, 01/15/26 (Call 12/15/25)(a)	5,010	4,988,811
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)(a)	11,963	10,785,673
3.49%, 05/15/27 (Call 02/15/27)(a)	4,863	4,542,872
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)(b)	11,087	10,976,189
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)(a)	7,205	6,668,721
3.15%, 09/15/24 (Call 06/15/24)(a)	3,863	3,731,722
3.20%, 06/15/25 (Call 03/15/25)(a)	2,481	2,367,932
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	5,560	5,135,148
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)(a)	6,035	5,674,688
3.88%, 11/15/25 (Call 08/15/25)(a)	1,450	1,392,173
Southwest Gas Corp., 5.80%, 12/01/27 (Call 11/01/27)	180	183,724

		111,122,688

Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 02/15/26	3,000	2,975,945
6.05%, 04/15/28 (Call 03/15/28)	2,000	1,955,618
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	418	390,090
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 03/31/23)(a)	2,010	1,895,805
3.40%, 03/01/26 (Call 01/01/26)(a)	5,879	5,564,720

148	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
4.00%, 03/15/60 (Call 03/15/25), (5 year CMT + 2.657%)(a)(c)	$6,102	$5,255,347

		18,037,525

Health Care - Products — 0.8%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	700	592,600
2.95%, 03/15/25 (Call 12/15/24)(a)	9,145	8,783,697
3.75%, 11/30/26 (Call 08/30/26)	13,385	12,937,168
3.88%, 09/15/25 (Call 06/15/25)	4,905	4,758,586
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(a)(b)	4,554	4,174,098
Baxter International Inc.
1.32%, 11/29/24(a)	4,488	4,180,075
1.92%, 02/01/27 (Call 01/01/27)(a)	14,152	12,340,782
2.27%, 12/01/28 (Call 10/01/28)	3,285	2,751,504
2.60%, 08/15/26 (Call 05/15/26)	3,895	3,545,166
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	6,591	6,125,827
3.75%, 03/01/26 (Call 01/01/26)(a)	227	218,316
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	5,470	5,240,009
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	8,036	7,646,495
GE Healthcare Holding LLC
5.55%, 11/15/24(a)(b)	9,095	9,073,136
5.60%, 11/15/25 (Call 10/15/25)(b)	7,050	7,062,074
5.65%, 11/15/27 (Call 10/15/27)(b)	12,700	12,870,178
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	1,952	1,725,270
PerkinElmer Inc., 0.85%, 09/15/24 (Call 03/31/23)	9,127	8,492,256
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)(a)	6,513	5,934,462
3.38%, 05/15/24 (Call 02/15/24)	7,999	7,806,746
3.38%, 11/01/25 (Call 08/01/25)	6,824	6,520,414
3.50%, 03/15/26 (Call 12/15/25)	8,861	8,470,579
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 03/31/23)(a)	17,107	16,031,011
4.80%, 11/21/27 (Call 10/21/27)	10,525	10,518,721
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 03/31/23)(a)	6,260	5,834,450
3.05%, 01/15/26 (Call 12/15/25)	5,842	5,493,928
3.55%, 04/01/25 (Call 01/01/25)(a)	5,049	4,858,481

		183,986,029

Health Care - Services — 1.8%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	9,477	9,181,772
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	3,057	2,909,654
Centene Corp., 4.25%, 12/15/27 (Call 12/15/23)(a)	13,629	12,593,878
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)(a)	4,107	3,721,727
2.76%, 10/01/24 (Call 07/01/24)	4,001	3,840,338
Dignity Health, 3.81%, 11/01/24	219	213,191
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	9,618	8,602,324
2.38%, 01/15/25 (Call 12/15/24)(a)	11,790	11,161,414
3.35%, 12/01/24 (Call 10/01/24)	9,903	9,577,981
3.50%, 08/15/24 (Call 05/15/24)	10,175	9,899,319
3.65%, 12/01/27 (Call 09/01/27)(a)	9,246	8,672,635
4.90%, 02/08/26 (Call 02/08/24)	6,475	6,396,044
5.35%, 10/15/25 (Call 09/15/25)(a)	4,445	4,449,296
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(a)(b)	3,298	3,247,088

Security	Par (000)	Value

Health Care - Services (continued)
Fresenius Medical Care U.S. Finance III Inc., 1.88%, 12/01/26 (Call 11/01/26)(b)	$6,610	$5,655,673
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(a)(b)	8,524	7,756,529
4.50%, 02/15/27 (Call 08/15/26)	11,170	10,707,545
5.25%, 04/15/25	14,397	14,255,382
5.25%, 06/15/26 (Call 12/15/25)	14,316	14,091,886
5.38%, 02/01/25	19,444	19,260,875
5.38%, 09/01/26 (Call 03/01/26)(a)	11,388	11,222,878
5.88%, 02/15/26 (Call 08/15/25)(a)	14,220	14,208,854
7.69%, 06/15/25	1,890	1,964,530
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(a)(b)	5,911	5,408,879
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(a)(b)	7,829	6,908,489
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	10,048	8,650,658
3.85%, 10/01/24 (Call 07/01/24)	8,468	8,264,978
3.95%, 03/15/27 (Call 12/15/26)(a)	3,369	3,220,720
4.50%, 04/01/25 (Call 03/01/25)(a)	6,777	6,660,116
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	1,495	1,402,467
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	4,690	4,156,157
2.30%, 12/01/24 (Call 11/01/24)	5,362	5,075,960
3.25%, 09/01/24 (Call 07/01/24)(a)	6,780	6,558,289
3.60%, 02/01/25 (Call 11/01/24)	9,002	8,682,027
3.60%, 09/01/27 (Call 06/01/27)(a)	2,540	2,405,585
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	1,916	1,714,591
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	747	656,957
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	850	783,263
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	4,086	3,861,915
3.50%, 03/30/25 (Call 12/30/24)	7,269	6,997,445
4.25%, 04/01/24 (Call 01/01/24)	3,069	3,024,531
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	6,357	5,652,071
2.13%, 03/10/25 (Call 02/10/25)(b)	5,205	4,904,081
2.31%, 03/10/27 (Call 02/10/27)(a)(b)	9,107	8,267,282
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	6,298	5,777,936
2.63%, 05/15/26 (Call 02/15/26)(b)	7,885	7,340,958
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	2,562	2,432,690
3.35%, 09/30/24 (Call 06/30/24)(b)	2,204	2,143,516
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	285	269,174
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	653	590,285
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	4,095	3,906,157
0.55%, 05/15/24 (Call 03/13/23)	5,320	5,024,263
1.15%, 05/15/26 (Call 04/15/26)(a)	10,117	8,969,577
1.25%, 01/15/26(a)	5,139	4,642,318
2.38%, 08/15/24	10,806	10,373,351
2.95%, 10/15/27	4,829	4,433,106
3.10%, 03/15/26	9,893	9,375,570
3.38%, 04/15/27	4,511	4,251,804
3.45%, 01/15/27(a)	6,102	5,783,876
3.70%, 12/15/25	3,613	3,491,556
3.75%, 07/15/25(a)	12,908	12,523,336

S C H E D U L E O F I N V E S T M E N T S	149

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.00%, 10/15/24(a)	$14,425	$14,411,278
5.15%, 10/15/25(a)	7,170	7,183,327
5.25%, 02/15/28 (Call 01/15/28)(a)	4,405	4,464,909
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	8,935	7,758,230
UPMC, Series D-1, 3.60%, 04/03/25(a)	2,570	2,468,390

		424,462,881

Holding Companies - Diversified — 1.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	9,715	8,369,912
2.88%, 06/15/27 (Call 05/15/27)(a)	3,986	3,468,359
3.25%, 07/15/25 (Call 06/15/25)(a)	8,319	7,738,178
3.88%, 01/15/26 (Call 12/15/25)	10,251	9,510,305
4.20%, 06/10/24 (Call 05/10/24)	8,665	8,478,970
4.25%, 03/01/25 (Call 01/01/25)	7,143	6,855,264
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	3,385	2,911,431
2.95%, 03/10/26 (Call 02/10/26)	3,559	3,168,186
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	2,600	2,297,054
Blackstone Private Credit Fund
1.75%, 09/15/24	5,840	5,441,640
2.35%, 11/22/24(a)	2,495	2,326,481
2.63%, 12/15/26 (Call 11/15/26)(a)	10,397	8,830,774
2.70%, 01/15/25 (Call 11/15/24)(a)	5,140	4,790,074
3.25%, 03/15/27 (Call 02/15/27)	7,810	6,725,224
4.70%, 03/24/25(a)	6,460	6,230,583
7.05%, 09/29/25(b)	7,288	7,314,066
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	4,844	4,078,362
2.75%, 09/16/26 (Call 08/16/26)	6,458	5,623,885
3.63%, 01/15/26 (Call 12/15/25)(a)	8,450	7,746,783
Business Development Corp. of America, 3.25%, 03/30/26 (Call 02/28/26)(a)	3,575	3,172,642
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b) .	4,630	4,260,319
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	5,050	4,680,769
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,869	2,699,631
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	707	691,255
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	5,600	5,007,332
FS KKR Capital Corp.
1.65%, 10/12/24(a)	5,005	4,633,290
2.63%, 01/15/27 (Call 12/15/26)	1,517	1,285,118
3.25%, 07/15/27 (Call 06/15/27)	4,234	3,624,014
3.40%, 01/15/26 (Call 12/15/25)	10,338	9,334,388
4.13%, 02/01/25 (Call 01/01/25)(a)	6,161	5,879,584
4.25%, 02/14/25 (Call 01/14/25)(b)	2,193	2,066,654
4.63%, 07/15/24 (Call 06/15/24)	4,157	4,047,004
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(b)	300	263,130
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	6,195	5,706,075
3.75%, 02/10/25 (Call 01/10/25)(a)	4,230	4,063,261
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)(a)	4,496	3,751,640
2.50%, 08/24/26 (Call 07/24/26)	1,270	1,098,774
3.38%, 04/15/24 (Call 03/15/24)(a)	5,435	5,256,495
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)(b)	3,699	3,589,183

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)(a)	$5,850	$5,119,007
5.20%, 05/01/24	5,002	4,938,256
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	1,444	1,358,920
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(a)	1,231	1,068,697
3.50%, 02/25/25 (Call 01/25/25)(a)	4,001	3,827,266
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	2,872	2,443,302
3.40%, 07/15/26 (Call 06/15/26)	9,762	8,686,286
3.75%, 07/22/25 (Call 06/22/25)(a)	4,805	4,493,284
4.00%, 03/30/25 (Call 02/28/25)(a)	4,090	3,879,956
4.25%, 01/15/26 (Call 12/15/25)(a)	5,394	5,028,679
5.25%, 04/15/24 (Call 03/15/24)(a)	1,482	1,465,489
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(a)(b)	2,918	2,783,699
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(a)	2,064	1,717,813
Owl Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(a)	5,165	4,470,856
4.70%, 02/08/27 (Call 01/08/27)(a)	3,375	3,081,558
5.50%, 03/21/25(a)	4,163	4,037,049
7.75%, 09/16/27 (Call 08/16/27)(b)	4,540	4,531,137
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)(a)	2,600	2,135,887
3.75%, 06/17/26 (Call 05/17/26)(a)(b)	3,536	3,074,251
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	6,031	5,501,038
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(a)	3,435	2,964,816
3.71%, 01/22/26 (Call 12/22/25)	4,218	3,798,457
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(a)	2,155	1,890,047
3.88%, 11/01/24 (Call 10/01/24)	4,693	4,519,470

		273,831,309

Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	7,017	6,049,773
1.40%, 10/15/27 (Call 08/15/27)(a)	105	87,883
2.50%, 10/15/24 (Call 09/15/24)	5,981	5,701,531
2.60%, 10/15/25 (Call 09/15/25)(a)	5,844	5,421,098
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	5,113	5,044,924
4.75%, 05/30/25 (Call 02/28/25)(a)	5,245	5,128,120
4.75%, 11/29/27 (Call 05/29/27)	10,095	9,666,399
5.00%, 06/15/27 (Call 12/15/26)	1,860	1,819,817
5.25%, 06/01/26 (Call 12/01/25)(a)	4,085	4,039,898
5.88%, 11/15/24 (Call 05/15/24)(a)	4,337	4,350,953
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	4,200	4,131,661
5.50%, 03/01/26 (Call 12/01/25)(a)	3,488	3,470,675
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)(a)	1,729	1,705,557
4.88%, 03/15/27 (Call 12/15/26)(a)	3,400	3,262,744

		59,881,033

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	2,721	2,632,741
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	1,850	1,701,399

150	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
3.80%, 11/15/24 (Call 08/15/24)(a)	$1,195	$1,159,391
Panasonic Holdings Corp., 2.68%, 07/19/24 (Call 06/19/24)(b)	9,232	8,838,474
Whirlpool Corp., 3.70%, 05/01/25(a)	779	750,219

		15,082,224

Household Products & Wares — 0.2%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 03/31/23)(a)	1,435	1,345,359
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(a)	2,215	2,063,848
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	960	889,039
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,148	974,610
2.65%, 03/01/25(a)	1,765	1,680,622
2.75%, 02/15/26(a)	3,041	2,871,034
3.05%, 08/15/25	4,145	3,950,602
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	17,488	16,867,616
3.00%, 06/26/27 (Call 03/26/27)(b)	14,686	13,547,437
SC Johnson & Son Inc., 3.35%, 09/30/24 (Call 06/30/24)(b)	795	763,564

		44,953,731

Insurance — 3.9%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)(a)	3,955	3,517,850
2.88%, 10/15/26 (Call 07/15/26)(a)	4,460	4,134,743
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	2,501	2,397,220
5.63%, 10/25/27 (Call 09/25/27)(a)(b)	6,200	6,346,088
AIG Global Funding
0.65%, 06/17/24(a)(b)	6,890	6,479,303
0.90%, 09/22/25(a)(b)	5,268	4,718,232
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	1,994	1,904,870
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)(a)	5,988	5,311,123
3.28%, 12/15/26 (Call 09/15/26)(a)	3,790	3,579,144
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	5,334	5,234,102
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	8,798	8,281,345
3.90%, 04/01/26 (Call 01/01/26)(a)	4,752	4,557,283
Aon Corp., 8.21%, 01/01/27	536	564,488
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)(a)	8,381	7,617,978
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/01/24)(a)	7,176	7,002,962
3.88%, 12/15/25 (Call 09/15/25)(a)	8,967	8,638,048
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	3,079	2,970,442
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	3,624	3,608,401
Athene Global Funding
0.91%, 08/19/24(b)	7,139	6,600,352
1.00%, 04/16/24(a)(b)	6,622	6,227,626
1.45%, 01/08/26(a)(b)	3,528	3,100,655
1.61%, 06/29/26(a)(b)	6,565	5,651,554
1.72%, 01/07/25(a)(b)	5,588	5,178,409
1.73%, 10/02/26(a)(b)	6,582	5,667,667
2.45%, 08/20/27(b)	3,000	2,569,370
2.50%, 01/14/25(b)	6,849	6,397,768

Security	Par (000)	Value

Insurance (continued)
2.55%, 06/29/25(b)	$3,797	$3,485,370
2.75%, 06/25/24(a)(b)	6,538	6,227,634
2.95%, 11/12/26(a)(b)	4,572	4,094,750
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	725	677,887
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(a)	13,040	12,053,026
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)(a)	20,764	19,833,689
Brighthouse Financial Global Funding
1.00%, 04/12/24(b)	1,375	1,298,069
1.55%, 05/24/26(a)(b)	4,720	4,148,874
1.75%, 01/13/25(b)	4,104	3,781,397
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	2,352	2,198,560
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	7,561	7,400,547
Chubb INA Holdings Inc.
3.15%, 03/15/25(a)	3,645	3,501,975
3.35%, 05/15/24	1,435	1,401,955
3.35%, 05/03/26 (Call 02/03/26)(a)	10,681	10,172,175
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)(a)	3,596	3,326,765
3.95%, 05/15/24 (Call 02/15/24)(a)	6,539	6,424,516
4.50%, 03/01/26 (Call 12/01/25)	4,240	4,149,353
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	3,931	3,876,116
CNO Global Funding
1.65%, 01/06/25(b)	3,709	3,430,603
1.75%, 10/07/26(a)(b)	8,358	7,352,709
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(b)	11,545	11,042,783
3.65%, 04/05/27 (Call 03/05/27)(a)(b)	12,485	11,649,092
6.88%, 12/15/52 (Call 09/15/27), (5 year CMT + 3.846%)(a)(b)(c)	5,050	4,992,561
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26), (3 mo. LIBOR US + 3.660%)(a)(b)(c)(d)	5,370	5,004,399
5.10%, (Call 10/28/24), (3 mo. LIBOR US + 3.680%)(a)(b)(c)(d)	2,750	2,686,916
Empower Finance 2020 LP, 1.36%, 09/17/27 (Call 07/17/27)(a)(b)	360	301,941
Equitable Financial Life Global Funding
0.80%, 08/12/24(b)	5,807	5,443,063
1.00%, 01/09/26(a)(b)	2,687	2,366,826
1.10%, 11/12/24(b)	5,604	5,216,861
1.30%, 07/12/26(b)	7,276	6,337,774
1.40%, 07/07/25(b)	6,558	5,948,065
1.40%, 08/27/27(b)	5,059	4,239,891
1.70%, 11/12/26(a)(b)	5,630	4,906,014
5.45%, 03/03/28	6,000	5,992,980
5.50%, 12/02/25(b)	1,200	1,193,567
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)	2,330	2,330,592
F&G Global Funding
0.90%, 09/20/24(b)	8,694	8,006,752
1.75%, 06/30/26(a)(b)	7,131	6,316,898
2.30%, 04/11/27(a)(b)	5,080	4,452,893
5.15%, 07/07/25(b)	3,195	3,098,765
Fairfax U.S. Inc., 4.88%, 08/13/24(b)	1,822	1,784,816
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	4,682	4,646,400
First American Financial Corp., 4.60%, 11/15/24	1,990	1,961,452

S C H E D U L E O F I N V E S T M E N T S	151

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
GA Global Funding Trust
0.80%, 09/13/24(a)(b)	$2,435	$2,241,807
1.00%, 04/08/24(b)	5,294	4,994,706
1.63%, 01/15/26(a)(b)	5,746	5,112,899
2.25%, 01/06/27(b)	5,850	5,186,355
3.85%, 04/11/25(b)	2,444	2,333,068
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(a)(b)	4,532	4,028,341
Guardian Life Global Funding
0.88%, 12/10/25(a)(b)	4,314	3,802,860
1.10%, 06/23/25(b)	4,566	4,124,786
1.25%, 05/13/26(a)(b)	2,070	1,836,148
1.40%, 07/06/27(a)(b)	25	21,474
2.90%, 05/06/24(b)	6,195	6,011,938
3.25%, 03/29/27(b)	2,565	2,398,966
5.55%, 10/28/27(b)	6,079	6,207,090
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	1,980	1,928,951
Horace Mann Educators Corp., 4.50%, 12/01/25 (Call 09/01/25)	339	324,022
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)(a)	1,231	1,218,826
Jackson National Life Global Funding
1.75%, 01/12/25(b)	1,897	1,756,104
2.65%, 06/21/24(b)	7,265	6,950,780
3.05%, 04/29/26(a)(b)	5,648	5,224,630
3.88%, 06/11/25(b)	4,058	3,873,533
5.50%, 01/09/26(b)	4,550	4,549,906
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	5,405	5,788,689
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	1,775	1,730,289
Lincoln National Corp.
3.35%, 03/09/25	2,576	2,467,993
3.63%, 12/12/26 (Call 09/15/26)(a)	4,120	3,883,163
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)(a)	4,398	4,229,603
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(a)	3,901	3,534,737
4.06%, 02/24/32 (Call 02/24/27), (5 year USD ICE Swap + 1.647%)(a)(c)	6,550	6,080,762
4.15%, 03/04/26(a)	10,992	10,703,461
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	1,035	960,663
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	5,968	5,820,547
3.50%, 03/10/25 (Call 12/10/24)	5,692	5,486,646
3.75%, 03/14/26 (Call 12/14/25)	2,931	2,813,398
MassMutual Global Funding II
0.60%, 04/12/24(a)(b)	5,413	5,124,717
1.20%, 07/16/26(a)(b)	1,025	903,194
2.35%, 01/14/27(a)(b)	4,041	3,648,001
2.75%, 06/22/24(a)(b)	8,280	8,013,585
2.95%, 01/11/25(a)(b)	1,548	1,484,151
3.40%, 03/08/26(a)(b)	6,348	6,029,118
3.60%, 04/09/24(b)	390	382,447
4.15%, 08/26/25(a)(b)	2,327	2,261,543
5.05%, 12/07/27(a)(b)	6,385	6,394,265
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25), (5 year USD Swap + 4.230%)(a)(b)(c)	15,070	14,649,258
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(a)	1,824	1,738,621
Met Tower Global Funding 0.70%, 04/05/24(b)	239	226,770

Security	Par (000)	Value

Insurance (continued)
1.25%, 09/14/26(b)	$9,954	$8,655,328
3.70%, 06/13/25(b)	6,135	5,896,957
MetLife Inc.
3.00%, 03/01/25	6,473	6,206,135
3.60%, 04/10/24(a)	10,133	9,913,467
3.60%, 11/13/25 (Call 08/13/25)	4,765	4,588,127
Metropolitan Life Global Funding I
0.55%, 06/07/24(a)(b)	3,095	2,903,446
0.70%, 09/27/24(a)(b)	5,841	5,404,602
0.95%, 07/02/25(a)(b)	9,169	8,317,162
1.88%, 01/11/27(b)	6,550	5,791,347
2.80%, 03/21/25(b)	3,631	3,448,324
3.00%, 09/19/27(b)	4,225	3,853,238
3.45%, 12/18/26(a)(b)	6,380	5,948,812
4.05%, 08/25/25(a)(b)	2,643	2,566,305
4.40%, 06/30/27(b)	7,520	7,300,445
5.00%, 01/06/26	2,379	2,373,008
5.05%, 01/06/28(a)	2,155	2,153,292
Metropolitan Life Insurance Co., 7.80%, 11/01/25(a)(b)	1,125	1,183,870
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24), (3 mo. LIBOR US + 2.640%)(b)(c)	350	333,613
New York Life Global Funding
0.55%, 04/26/24(a)(b)	2,764	2,616,863
0.60%, 08/27/24(a)(b)	5,520	5,149,003
0.85%, 01/15/26(a)(b)	2,205	1,958,336
0.90%, 10/29/24(b)	925	857,601
0.95%, 06/24/25(a)(b)	5,013	4,532,375
1.15%, 06/09/26(a)(b)	10,050	8,853,984
1.45%, 01/14/25(a)(b)	4,215	3,927,867
2.00%, 01/22/25(a)(b)	6,206	5,845,394
2.35%, 07/14/26(a)(b)	350	319,948
2.88%, 04/10/24(a)(b)	7,671	7,466,003
3.00%, 01/10/28(a)(b)	700	640,826
3.15%, 06/06/24(b)	2,955	2,873,617
3.25%, 04/07/27(b)	5,735	5,389,527
3.60%, 08/05/25(a)(b)	4,580	4,398,612
4.85%, 01/09/28	9,920	9,868,261
Nippon Life Insurance Co.
4.00%, 09/19/47 (Call 09/19/27), (5 year USD ICE Swap + 2.880%)(a)(b)(c)	3,000	2,788,008
4.70%, 01/20/46 (Call 01/20/26), (5 year USD ICE Swap + 3.750%)(a)(b)(c)	8,164	7,842,864
5.10%, 10/16/44 (Call 10/16/24), (5 year USD Swap + 3.650%)(b)(c)	18,313	17,910,284
Northwestern Mutual Global Funding
0.60%, 03/25/24(a)(b)	1,060	1,008,173
0.80%, 01/14/26(a)(b)	3,898	3,455,926
1.75%, 01/11/27(a)(b)	6,123	5,426,060
4.00%, 07/01/25(a)(b)	6,315	6,140,497
4.35%, 09/15/27(a)(b)	6,265	6,082,474
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)(a)	5,023	4,780,211
4.88%, 10/01/24 (Call 09/01/24)	6,687	6,615,044
Pacific Life Global Funding II
1.20%, 06/24/25(b)	5,591	5,058,687
1.38%, 04/14/26(a)(b)	8,560	7,608,779
1.45%, 01/20/28(a)(b)	800	662,739
Pricoa Global Funding I
0.80%, 09/01/25(b)	2,888	2,582,508
1.15%, 12/06/24(a)(b)	4,525	4,195,127

152	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
1.20%, 09/01/26(a)(b)	$10,818	$9,471,677
2.40%, 09/23/24(a)(b)	7,164	6,824,762
4.20%, 08/28/25(a)(b)	2,515	2,443,963
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)(a)	3,150	2,911,188
3.40%, 05/15/25 (Call 02/15/25)	4,315	4,142,503
Principal Life Global Funding, 1.38%, 01/10/25(a)(b)	4,130	3,824,841
Principal Life Global Funding II
0.75%, 04/12/24(b)	3,243	3,072,662
0.75%, 08/23/24(b)	4,235	3,938,931
0.88%, 01/12/26(b)	4,820	4,237,075
1.25%, 06/23/25(a)(b)	4,042	3,665,773
1.25%, 08/16/26(a)(b)	7,540	6,526,839
1.50%, 11/17/26(a)(b)	5,280	4,596,634
2.25%, 11/21/24(b)	4,692	4,432,408
3.00%, 04/18/26(b)	6,486	6,008,126
Progressive Corp. (The)
2.45%, 01/15/27(a)	3,264	2,982,223
2.50%, 03/15/27 (Call 02/15/27)(a)	3,510	3,198,003
Protective Life Global Funding
0.78%, 07/05/24(a)(b)	6,296	5,889,891
1.17%, 07/15/25(b)	4,327	3,896,481
1.30%, 09/20/26(b)	6,020	5,245,736
1.62%, 04/15/26(a)(b)	3,812	3,401,479
1.65%, 01/13/25(a)(b)	3,771	3,487,581
3.10%, 04/15/24(a)(b)	2,934	2,848,419
3.22%, 03/28/25(a)(b)	4,115	3,909,447
4.71%, 07/06/27(a)(b)	3,705	3,603,573
5.37%, 01/06/26(a)(b)	4,085	4,105,602
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	7,910	7,129,212
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(c)	3,290	3,037,630
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(c)	3,590	3,518,523
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(c)	8,511	8,261,457
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	1,025	1,073,938
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	3,879	3,697,097
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	9,073	7,868,729
2.50%, 10/30/24(b)	3,315	3,134,932
2.75%, 05/07/25(a)(b)	3,028	2,833,448
2.75%, 01/21/27(a)(b)	985	890,198
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(a)	365	339,922
3.70%, 04/01/25 (Call 01/01/25)	1,763	1,702,643
RGA Global Funding, 2.00%, 11/30/26(b)	1,510	1,333,305
Sammons Financial Group Inc., 4.45%, 05/12/27 (Call 02/12/27)(a)(b)	1,345	1,246,121
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(a)(b)	4,421	3,931,786
Security Benefit Global Funding, 1.25%, 05/17/24(a)(b)	1,769	1,664,819
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	1,560	1,328,777
Symetra Financial Corp., 4.25%, 07/15/24(a)	1,027	1,006,783
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24), (3 mo. LIBOR US + 2.661%)(b)(c)	3,030	2,911,232

Security	Par (000)	Value

Insurance (continued)
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	$3,594	$3,472,561
Voya Financial Inc.
3.65%, 06/15/26	5,375	5,082,736
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(c)	1,200	1,018,055
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	8,257	8,042,377
4.65%, 06/15/27 (Call 05/15/27)(a)	7,740	7,477,763

		949,860,042

Internet — 1.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)(a)	9,570	8,787,414
3.60%, 11/28/24 (Call 08/28/24)(a)	19,251	18,632,545
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(a)	5,774	5,223,562
0.80%, 08/15/27 (Call 06/15/27)(a)	7,115	6,067,681
2.00%, 08/15/26 (Call 05/15/26)	8,275	7,572,287
Amazon.com Inc.
0.45%, 05/12/24	12,724	12,037,627
0.80%, 06/03/25 (Call 05/03/25)	10,428	9,518,972
1.00%, 05/12/26 (Call 04/12/26)	21,737	19,244,617
1.20%, 06/03/27 (Call 04/03/27)	8,406	7,259,102
2.73%, 04/13/24	5,638	5,489,362
2.80%, 08/22/24 (Call 06/22/24)(a)	21,141	20,456,882
3.00%, 04/13/25	12,480	12,017,882
3.15%, 08/22/27 (Call 05/22/27)(a)	23,495	21,937,014
3.30%, 04/13/27 (Call 03/13/27)	21,355	20,173,795
3.80%, 12/05/24 (Call 09/05/24)(a)	12,323	12,051,634
4.55%, 12/01/27 (Call 11/01/27)	15,724	15,547,056
4.60%, 12/01/25	11,515	11,430,361
4.70%, 11/29/24	14,030	13,951,197
5.20%, 12/03/25 (Call 09/03/25)(a)	7,337	7,388,256
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	2,140	1,854,118
1.72%, 04/09/26 (Call 03/09/26)(a)	3,115	2,784,406
3.08%, 04/07/25 (Call 03/07/25)(a)	6,868	6,507,601
3.63%, 07/06/27(a)	4,117	3,830,994
4.13%, 06/30/25(a)	2,005	1,934,083
4.38%, 05/14/24 (Call 04/14/24)(a)	3,023	2,976,355
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)(a)	8,778	8,367,286
3.65%, 03/15/25 (Call 12/15/24)	6,313	6,106,482
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	7,452	6,623,177
1.90%, 03/11/25 (Call 02/11/25)	10,107	9,447,768
3.45%, 08/01/24 (Call 05/01/24)(a)	6,728	6,563,277
3.60%, 06/05/27 (Call 03/05/27)(a)	5,600	5,279,281
5.90%, 11/22/25 (Call 10/22/25)	60	61,048
5.95%, 11/22/27 (Call 10/22/27)(a)	5,430	5,576,425
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	95	87,258
4.63%, 08/01/27 (Call 05/01/27)	5,691	5,431,461
5.00%, 02/15/26 (Call 11/15/25)(a)	7,695	7,588,975
6.25%, 05/01/25 (Call 02/01/25)(b)	11,427	11,519,982
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	5,925	5,325,329
Meta Platforms Inc., 3.50%, 08/15/27 (Call 07/15/27)	28,370	26,660,634
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	4,685	4,489,987
4.38%, 11/15/26	7,072	6,820,873

S C H E D U L E O F I N V E S T M E N T S	153

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
5.88%, 02/15/25(a)	$3,900	$3,926,013
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(b)	4,165	3,703,539
4.85%, 07/06/27 (Call 04/06/27)(a)(b)	396	371,686
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	4,474	4,028,542
3.28%, 04/11/24 (Call 03/11/24)(a)(b)	3,865	3,770,515
3.58%, 04/11/26 (Call 02/11/26)(a)(b)	4,830	4,572,747
3.60%, 01/19/28 (Call 10/19/27)(b)	5,000	4,601,946
3.80%, 02/11/25(a)(b)	4,270	4,131,921
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(a)	1,712	1,531,839
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/23)(a)	4,025	3,902,448
5.25%, 04/01/25 (Call 01/01/25)	6,366	6,352,257
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	7,395	7,123,455

		418,640,954

Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24(a)	605	587,325
4.55%, 03/11/26(a)	4,505	4,386,009
6.55%, 11/29/27 (Call 10/29/27)	10,845	11,119,950
Gerdau Trade Inc., 4.88%, 10/24/27(b)	400	391,588
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	5,248	4,882,374
3.95%, 05/23/25	4,720	4,589,968
4.30%, 05/23/27 (Call 04/23/27)(a)	3,775	3,658,334
POSCO
2.50%, 01/17/25(b)	5,070	4,792,367
2.75%, 07/15/24(b)	3,676	3,536,128
4.38%, 08/04/25(b)	4,000	3,889,722
5.75%, 01/17/28(b)	4,600	4,653,026
POSCO Holdings Inc., 4.50%, 08/04/27(b)	517	498,767
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	4,909	4,432,686
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	954	802,056
2.40%, 06/15/25 (Call 05/15/25)	4,548	4,238,099
2.80%, 12/15/24 (Call 11/15/24)	3,811	3,634,326
5.00%, 12/15/26 (Call 12/15/23)(a)	1,510	1,478,260
Vale Overseas Ltd., 6.25%, 08/10/26(a)	7,167	7,310,340

		68,881,325

Leisure Time — 0.1%
Brunswick Corp., 0.85%, 08/18/24 (Call 03/31/23)	5,087	4,740,639
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	4,114	3,690,558
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	7,925	7,559,797
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	3,432	3,303,563

		19,294,557

Lodging — 0.3%
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 03/31/23)	5,119	4,828,114
4.85%, 03/15/26 (Call 12/15/25)(a)	4,228	4,153,473
5.63%, 04/23/25 (Call 03/23/25)	6,297	6,262,012
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	4,460	4,365,474
3.75%, 03/15/25 (Call 12/15/24)	3,389	3,273,885
3.75%, 10/01/25 (Call 07/01/25)(a)	3,416	3,290,407
5.00%, 10/15/27 (Call 09/15/27)(a)	6,595	6,517,412

Security	Par (000)	Value

Lodging (continued)
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	$5,552	$5,595,076
Series R, 3.13%, 06/15/26 (Call 03/15/26)	7,363	6,884,519
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	4,663	3,970,626
4.30%, 01/08/26 (Call 12/08/25)(a)	4,955	4,587,364
5.63%, 08/08/25 (Call 06/08/25)	12,092	11,722,805

		65,451,167

Machinery — 1.2%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	8,468	7,998,321
0.60%, 09/13/24	2,815	2,626,431
0.80%, 11/13/25(a)	9,162	8,206,639
0.90%, 03/02/26(a)	4,008	3,559,793
1.10%, 09/14/27(a)	3,990	3,411,982
1.15%, 09/14/26(a)	4,530	3,978,837
1.45%, 05/15/25(a)	6,349	5,874,006
1.70%, 01/08/27(a)	6,591	5,939,098
2.15%, 11/08/24(a)	10,815	10,311,198
2.40%, 08/09/26	3,745	3,447,067
2.85%, 05/17/24	5,783	5,622,365
3.25%, 12/01/24(a)	6,042	5,865,875
3.30%, 06/09/24	5,179	5,051,023
3.40%, 05/13/25(a)	4,611	4,452,378
3.60%, 08/12/27(a)	6,425	6,133,719
3.65%, 08/12/25(a)	7,696	7,450,495
4.80%, 01/06/26	6,375	6,353,681
4.90%, 01/17/25	9,215	9,174,986
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	8,687	8,512,036
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	5,177	4,578,879
1.88%, 01/15/26 (Call 12/15/25)(a)	4,421	4,022,716
3.95%, 05/23/25	4,995	4,825,685
5.45%, 10/14/25	5,555	5,557,063
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	785	744,061
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)(a)	6,693	6,383,927
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(a)	2,465	2,335,596
John Deere Capital Corp.
0.45%, 06/07/24(a)	5,953	5,605,745
0.63%, 09/10/24(a)	3,677	3,437,496
0.70%, 01/15/26(a)	9,065	8,045,077
1.05%, 06/17/26(a)	6,060	5,357,343
1.25%, 01/10/25(a)	7,789	7,263,506
1.30%, 10/13/26	3,815	3,351,169
1.70%, 01/11/27	1,583	1,410,606
1.75%, 03/09/27(a)	3,015	2,688,715
2.05%, 01/09/25	5,258	4,976,426
2.13%, 03/07/25(a)	4,438	4,188,020
2.25%, 09/14/26(a)	3,496	3,196,036
2.35%, 03/08/27(a)	6,905	6,278,597
2.65%, 06/24/24(a)	5,137	4,971,288
2.65%, 06/10/26(a)	4,380	4,078,345
2.80%, 09/08/27(a)	2,413	2,215,472
3.05%, 01/06/28	335	314,148
3.35%, 06/12/24(a)	5,680	5,549,997
3.40%, 06/06/25(a)	8,295	8,002,258
3.40%, 09/11/25(a)	2,940	2,821,117
3.45%, 03/13/25	6,555	6,352,337
4.05%, 09/08/25(a)	6,125	5,998,387
4.15%, 09/15/27(a)	8,116	7,887,774
4.55%, 10/11/24(a)	3,385	3,359,979

154	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.75%, 01/20/28(a)	$5,645	$5,616,151
4.80%, 01/09/26	6,370	6,343,939
Komatsu Finance America Inc., 5.50%, 10/06/27 (Call 09/06/27)(a)(b)	1,115	1,139,122
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(a)	12,360	11,530,141
2.29%, 04/05/27 (Call 02/05/27)(a)	2,806	2,520,403
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)(a)	2,953	2,825,829
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	5,209	4,903,538
3.45%, 11/15/26 (Call 08/15/26)	3,369	3,112,410
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	1,302	1,118,391
3.25%, 11/01/26 (Call 08/01/26)(a)	2,339	2,169,522

		291,047,141

Manufacturing — 0.6%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	7,644	7,183,729
2.25%, 09/19/26 (Call 06/19/26)(a)	5,663	5,134,729
2.65%, 04/15/25 (Call 03/15/25)(a)	5,838	5,530,272
2.88%, 10/15/27 (Call 07/15/27)(a)	6,324	5,754,178
3.00%, 08/07/25(a)	4,398	4,178,304
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	3,625	3,493,355
3.75%, 12/01/27 (Call 09/01/27)(a)	2,655	2,481,185
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	1,492	1,377,597
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(a)	646	618,468
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	1,225	1,162,857
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)(a)	7,650	7,088,354
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	5,811	5,608,594
3.25%, 03/01/27 (Call 12/01/26)	3,767	3,502,037
3.30%, 11/21/24 (Call 08/21/24)	4,547	4,398,391
3.65%, 06/15/24	11,255	11,002,197
4.25%, 09/15/27 (Call 08/15/27)	10,450	9,997,660
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(a)(b)	22,211	19,784,871
2.35%, 10/15/26(b)	7,374	6,725,519
3.25%, 05/27/25(a)(b)	11,552	11,083,111
3.40%, 03/16/27(a)(b)	9,131	8,604,840
6.13%, 08/17/26(a)(b)	9,258	9,596,793
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 03/31/23)	3,897	3,702,701
1.60%, 04/01/26 (Call 03/01/26)	4,663	4,165,881
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	1,819	1,710,423
3.88%, 03/01/25 (Call 12/01/24)	1,880	1,821,455
4.00%, 03/15/26 (Call 12/15/25)(a)	3,718	3,591,376

		149,298,877

Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	100	90,114
4.91%, 07/23/25 (Call 04/23/25)	38,486	37,658,755
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	7,957	7,209,810
3.15%, 03/01/26 (Call 12/01/25)(a)	19,326	18,274,200

Security	Par (000)	Value

Media (continued)
3.30%, 02/01/27 (Call 11/01/26)	$12,279	$11,526,017
3.30%, 04/01/27 (Call 02/01/27)	6,835	6,404,736
3.38%, 02/15/25 (Call 11/15/24)	9,703	9,371,560
3.38%, 08/15/25 (Call 05/15/25)(a)	13,965	13,405,360
3.70%, 04/15/24 (Call 03/15/24)	19,580	19,227,733
3.95%, 10/15/25 (Call 08/15/25)(a)	24,812	24,123,758
5.25%, 11/07/25(a)	4,825	4,849,290
5.35%, 11/15/27 (Call 10/15/27)(a)	12,090	12,266,092
Cox Communications Inc.
3.15%, 08/15/24 (Call 06/15/24)(b)	7,252	6,987,218
3.35%, 09/15/26 (Call 06/15/26)(a)(b)	7,386	6,883,682
3.50%, 08/15/27 (Call 05/15/27)(b)	6,424	5,957,223
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	3,828	3,690,023
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	2,194	2,087,333
3.90%, 11/15/24 (Call 08/15/24)(a)	7,349	7,104,449
3.95%, 06/15/25 (Call 05/15/25)(a)	5,424	5,179,252
4.90%, 03/11/26 (Call 12/11/25)(a)	7,313	7,131,189
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)(a)	3,535	3,256,741
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	7,706	7,355,425
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(a)	1,271	1,238,922
6.63%, 03/18/25(a)	5,101	5,204,041
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	5,760	5,217,600
4.00%, 01/15/26 (Call 10/15/25)	7,947	7,589,838
4.75%, 05/15/25 (Call 04/15/25)	5,803	5,686,585
Sky Ltd., 3.75%, 09/16/24(b)	11,982	11,675,108
TCI Communications Inc., 7.88%, 02/15/26	4,031	4,341,870
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	4,695	4,426,643
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	8,361	7,531,778
2.95%, 06/15/27(a)	5,145	4,761,130
3.00%, 02/13/26(a)	7,072	6,677,538
3.15%, 09/17/25	7,889	7,505,088
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	14,105	13,405,677
1.75%, 01/13/26	13,938	12,731,980
2.20%, 01/13/28(a)	2,965	2,632,193
3.35%, 03/24/25(a)	15,740	15,207,896
3.38%, 11/15/26 (Call 08/15/26)	4,554	4,292,001
3.70%, 09/15/24 (Call 06/15/24)	7,078	6,923,748
3.70%, 10/15/25 (Call 07/15/25)	6,709	6,470,274
3.70%, 03/23/27(a)	7,018	6,726,943

		360,286,813

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	7,932	7,630,499
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	777	756,754

		8,387,253

Mining — 0.5%
Alcoa Nederland Holding BV, 5.50%, 12/15/27 (Call 06/15/23)(a)(b)	3,890	3,769,527
Anglo American Capital PLC
3.63%, 09/11/24(b)	6,824	6,592,335
4.00%, 09/11/27(b)	4,995	4,679,084
4.75%, 04/10/27(b)	5,692	5,527,191
4.88%, 05/14/25(b)	4,037	3,951,070

S C H E D U L E O F I N V E S T M E N T S	155

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	$5,000	$4,940,081
4.88%, 02/27/26	2,000	1,986,753
6.42%, 03/01/26(a)	1,306	1,352,252
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(a)(b)	9,141	8,529,970
4.50%, 09/16/25(b)	300	294,669
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(b)	6,080	5,834,108
Freeport-McMoRan Inc.
4.55%, 11/14/24 (Call 08/14/24)(a)	7,570	7,428,908
5.00%, 09/01/27 (Call 09/01/23)(a)	3,550	3,451,455
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(a)(b)	9,184	8,348,340
1.63%, 04/27/26 (Call 03/27/26)(b)	6,770	6,008,700
3.88%, 10/27/27 (Call 07/27/27)(a)(b)	2,590	2,416,365
4.00%, 04/16/25(a)(b)	4,256	4,130,800
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	9,395	8,916,525
4.63%, 04/29/24(a)(b)	8,439	8,324,135
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24 (Call 04/15/24)(b)	1,000	986,515
Indonesia Asahan Aluminium Persero PT, 4.75%, 05/15/25 (Call 04/15/25)(b)	11,558	11,314,126
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	3,193	3,050,701
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(a)(b)	460	419,368
Southern Copper Corp., 3.88%, 04/23/25(a)	5,099	4,934,302

		117,187,280

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	7,870	6,989,321
4.13%, 05/01/25 (Call 05/01/23)(a)	5,255	5,018,285
5.50%, 12/01/24 (Call 06/01/24)	6,900	6,842,454

		18,850,060

Oil & Gas — 3.3%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(a)(b)	2,752	2,561,612
3.00%, 01/15/25 (Call 12/15/24)(b)	7,231	6,884,409
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	6,902	6,416,067
3.12%, 05/04/26 (Call 02/04/26)	8,067	7,621,131
3.41%, 02/11/26 (Call 12/11/25)	8,118	7,749,056
3.54%, 04/06/27 (Call 02/06/27)(a)	6,078	5,749,300
3.59%, 04/14/27 (Call 01/14/27)	6,096	5,763,561
3.80%, 09/21/25 (Call 07/21/25)(a)	10,441	10,208,390
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	8,054	7,503,529
4.38%, (Call 06/22/25), (5 year CMT + 4.036%)(c)(d)	19,687	18,769,420
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	6,613	6,106,881
3.85%, 06/01/27 (Call 03/01/27)(a)	8,710	8,178,552
3.90%, 02/01/25 (Call 11/01/24)	7,145	6,914,725
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	777	741,913
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	16,659	15,462,956
2.00%, 05/11/27 (Call 03/11/27)(a)	9,714	8,698,447
2.95%, 05/16/26 (Call 02/16/26)	12,528	11,790,934
3.33%, 11/17/25 (Call 08/17/25)(a)	9,050	8,674,178

Security	Par (000)	Value

Oil & Gas (continued)
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(a)	$9,453	$8,529,586
1.02%, 08/12/27 (Call 06/12/27)(a)	6,310	5,385,429
3.85%, 01/15/28 (Call 10/15/27)(a)	2,335	2,245,533
3.90%, 11/15/24 (Call 08/15/24)(a)	10,379	10,180,370
CNOOC Finance 2014 ULC, 4.25%, 04/30/24(a)	17,048	16,807,182
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25(a)	16,475	15,850,822
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)(a)	6,017	5,697,923
3.35%, 11/15/24 (Call 08/15/24)(a)	2,681	2,601,983
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(a)(b)	6,711	5,848,473
3.80%, 06/01/24 (Call 03/01/24)(a)	9,883	9,644,596
4.38%, 01/15/28 (Call 10/15/27)(a)	1,958	1,813,702
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	4,293	4,023,430
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)(a)	9,164	9,119,970
5.25%, 10/15/27 (Call 10/15/23)(a)	1,165	1,151,502
5.85%, 12/15/25 (Call 09/15/25)	4,621	4,652,299
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)(a)	6,391	5,920,609
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	2,577	2,393,117
4.38%, 10/30/24(b)	800	778,000
Eni USA Inc., 7.30%, 11/15/27(a)	120	129,043
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	3,979	3,815,115
4.15%, 01/15/26 (Call 10/15/25)(a)	6,871	6,708,250
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	3,206	2,932,868
3.90%, 10/01/27 (Call 07/01/27)(a)	8,335	7,621,691
5.68%, 10/01/25 (Call 10/04/23)(a)	1,940	1,914,615
6.13%, 02/01/25 (Call 01/01/25)(a)	9,034	9,046,467
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	13,653	12,462,104
2.88%, 04/06/25 (Call 03/06/25)	24,019	22,973,736
3.00%, 04/06/27 (Call 02/06/27)(a)	5,409	5,032,897
3.25%, 11/10/24(a)	11,950	11,601,048
7.15%, 11/15/25(a)	2,384	2,502,478
7.25%, 09/23/27(a)	394	430,980
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	12,568	12,014,231
2.28%, 08/16/26 (Call 06/16/26)(a)	7,458	6,845,343
2.71%, 03/06/25 (Call 12/06/24)	17,247	16,478,010
2.99%, 03/19/25 (Call 02/19/25)	23,604	22,661,141
3.04%, 03/01/26 (Call 12/01/25)(a)	18,944	17,950,124
3.29%, 03/19/27 (Call 01/19/27)(a)	6,076	5,788,394
GS Caltex Corp.
3.00%, 06/04/24(a)(b)	565	544,428
4.50%, 01/05/26(b)	2,000	1,933,524
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)(a)	6,781	6,619,242
4.30%, 04/01/27 (Call 01/01/27)	7,977	7,635,719
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(a)	7,080	7,084,725
KazMunayGas National Co. JSC
4.75%, 04/24/25(a)(b)	1,102	1,069,669
4.75%, 04/19/27(b)	6,250	5,718,000
Kunlun Energy Co. Ltd., 3.75%, 05/13/25(b)	200	192,666
Lundin Energy Finance BV, 2.00%, 07/15/26 (Call 06/15/26)(a)(b)	7,034	6,239,342

156	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	$8,098	$7,713,299
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	10,033	9,769,728
4.70%, 05/01/25 (Call 04/01/25)	14,226	14,025,877
5.13%, 12/15/26 (Call 09/15/26)(a)	6,269	6,228,607
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)(a)	5,746	5,695,363
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(b)	6,784	6,054,758
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	2,023	2,171,433
Petronas Capital Ltd., 3.50%, 03/18/25(a)(b)	12,608	12,179,832
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	4,282	3,817,071
2.45%, 12/15/24 (Call 11/15/24)(b)	5,087	4,799,408
3.55%, 10/01/26 (Call 07/01/26)(a)(b)	3,484	3,244,424
3.61%, 02/15/25 (Call 11/15/24)(b)	2,934	2,828,713
3.85%, 04/09/25 (Call 03/09/25)	9,457	9,180,363
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)(a)	3,278	2,918,932
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27 (Call 04/10/27)(a)(b)	200	178,948
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(b)	13,643	12,086,607
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	311	299,432
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	1,861	1,881,143
6.33%, 09/30/27(a)(b)	2,814	2,853,716
Reliance Industries Ltd.
3.67%, 11/30/27(b)	150	138,421
4.13%, 01/28/25(a)(b)	5,906	5,740,100
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(a)(b)	7,445	7,025,028
1.60%, 06/17/26 (Call 05/17/26)(b)	12,785	11,513,762
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(a)(b)	11,641	10,599,363
2.88%, 04/16/24(b)	16,874	16,367,780
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(a)	14,878	14,138,074
2.50%, 09/12/26(a)	6,406	5,882,521
2.88%, 05/10/26	15,537	14,550,263
3.25%, 05/11/25(a)	23,762	22,884,629
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	10,075	9,963,095
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	10,931	10,464,396
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	5,538	5,105,870
3.50%, 05/03/26(a)(b)	4,787	4,556,148
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	5,580	5,188,786
3.63%, 04/12/27(a)(b)	4,564	4,349,036
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	9,032	8,152,469
2.15%, 05/13/25 (Call 04/13/25)(a)(b)	10,649	9,863,552
2.50%, 08/08/24 (Call 07/08/24)(b)	7,877	7,574,700
2.50%, 11/12/24 (Call 10/12/24)(b)	6,880	6,558,842
4.13%, 09/12/25(a)(b)	3,687	3,597,119
Suncor Energy Inc., 7.88%, 06/15/26(a)	1,095	1,163,626
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	4,637	4,123,666
4.00%, 08/15/26(b)	5,375	4,734,300

Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)(a)	$12,805	$12,233,834
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	4,261	3,748,858
2.85%, 04/15/25 (Call 03/15/25)(a)	175	165,757
3.40%, 09/15/26 (Call 06/15/26)	226	211,616
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(b)	2,025	1,905,549
7.50%, 01/15/28 (Call 12/15/27)(a)(b)	5,625	5,800,876
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	12,120	11,653,713
3.70%, 09/15/26 (Call 06/15/26)(b)	5,274	4,947,273

		807,216,113

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	4,500	4,022,278
3.34%, 12/15/27 (Call 09/15/27)	9,100	8,400,224
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)(a)	4,538	4,388,761
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	5,695	5,207,533
Schlumberger Holdings Corp., 4.00%, 12/21/25 (Call 09/21/25)(b)	6,461	6,228,162

		28,246,958

Packaging & Containers — 0.4%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)(a)	4,931	4,654,106
Amcor Flexibles North America Inc.
3.10%, 09/15/26 (Call 06/15/26)	3,023	2,783,601
4.00%, 05/17/25 (Call 04/17/25)	5,895	5,693,614
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)(a)	12,714	11,333,233
1.65%, 01/15/27 (Call 12/15/26)(a)	2,820	2,420,153
4.88%, 07/15/26 (Call 07/15/23)(b)	10,706	10,250,995
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(a)(b)	2,334	2,239,667
CCL Industries Inc., 3.25%, 10/01/26 (Call 07/01/26)(a)(b)	2,140	1,927,616
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	7,358	6,937,027
1.51%, 04/15/26 (Call 03/15/26)(a)(b)	4,490	3,923,933
Packaging Corp. of America
3.40%, 12/15/27 (Call 09/15/27)(a)	2,005	1,853,258
3.65%, 09/15/24 (Call 06/15/24)(a)	4,411	4,301,436
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(a)(b)	5,990	5,161,184
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(a)(b)	4,290	3,756,522
Sonoco Products Co.
1.80%, 02/01/25 (Call 03/31/23)	11,065	10,351,161
2.25%, 02/01/27 (Call 01/01/27)(a)	5,490	4,923,380
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(a)	5,055	4,832,971
3.38%, 09/15/27 (Call 06/15/27)	3,005	2,770,635
3.75%, 03/15/25 (Call 01/15/25)(a)	5,953	5,751,536
4.65%, 03/15/26 (Call 01/15/26)(a)	7,484	7,328,407

		103,194,435

Pharmaceuticals — 3.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	32,038	30,547,674
2.95%, 11/21/26 (Call 09/21/26)(a)	32,121	29,643,422
3.20%, 05/14/26 (Call 02/14/26)	16,735	15,723,331

S C H E D U L E O F I N V E S T M E N T S	157

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.60%, 05/14/25 (Call 02/14/25)(a)	$30,934	$29,767,021
3.80%, 03/15/25 (Call 12/15/24)	25,114	24,362,364
3.85%, 06/15/24 (Call 03/15/24)	9,645	9,463,750
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	3,755	3,595,688
3.40%, 05/15/24 (Call 02/15/24)	6,874	6,702,947
3.45%, 12/15/27 (Call 09/15/27)	360	334,560
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 03/31/23)	15,344	14,513,203
1.20%, 05/28/26 (Call 04/28/26)	10,375	9,189,760
4.88%, 03/03/28 (Call 02/03/28)	4,000	3,991,920
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	9,930	8,708,127
3.13%, 06/12/27 (Call 03/12/27)(a)	3,252	3,046,804
3.38%, 11/16/25(a)	16,449	15,794,569
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)(b)	7,755	7,533,720
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	22,948	22,195,200
5.50%, 08/15/25(b)	1,081	1,059,153
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	16,209	15,646,449
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)(a)	9,862	9,609,803
3.70%, 06/06/27 (Call 03/06/27)(a)	12,544	11,844,918
3.73%, 12/15/24 (Call 09/15/24)	8,421	8,185,423
4.69%, 02/13/28 (Call 01/13/28)	7,725	7,551,785
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	7,358	6,590,993
1.13%, 11/13/27 (Call 09/13/27)	5,880	4,993,293
2.90%, 07/26/24 (Call 06/26/24)(a)	21,982	21,306,273
3.20%, 06/15/26 (Call 04/15/26)	17,075	16,165,056
3.25%, 02/27/27(a)	4,194	3,968,450
3.45%, 11/15/27 (Call 08/15/27)(a)	2,095	1,978,061
3.63%, 05/15/24 (Call 02/15/24)(a)	2,925	2,871,563
6.80%, 11/15/26	425	454,264
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	7,436	7,200,780
3.41%, 06/15/27 (Call 03/15/27)(a)	8,542	7,958,122
3.50%, 11/15/24 (Call 08/15/24)(a)	4,805	4,639,232
3.75%, 09/15/25 (Call 06/15/25)(a)	4,774	4,584,522
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)(a)	7,033	6,252,281
3.05%, 10/15/27 (Call 07/15/27)	2,055	1,879,373
3.25%, 04/15/25 (Call 01/15/25)	7,395	7,103,842
3.40%, 03/01/27 (Call 12/01/26)(a)	9,849	9,222,210
3.50%, 06/15/24 (Call 03/17/24)(a)	7,793	7,603,295
4.13%, 11/15/25 (Call 09/15/25)	18,175	17,674,534
4.50%, 02/25/26 (Call 11/27/25)	10,405	10,167,756
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	19,365	16,317,560
2.63%, 08/15/24 (Call 07/15/24)(a)	10,337	9,957,150
2.88%, 06/01/26 (Call 03/01/26)(a)	13,751	12,788,730
3.00%, 08/15/26 (Call 06/15/26)(a)	7,860	7,292,959
3.38%, 08/12/24 (Call 05/12/24)	7,579	7,359,748
3.63%, 04/01/27 (Call 02/01/27)	7,676	7,218,303
3.88%, 07/20/25 (Call 04/20/25)	23,153	22,431,096
4.10%, 03/25/25 (Call 01/25/25)(a)	9,755	9,553,846
5.00%, 12/01/24 (Call 09/01/24)	2,722	2,706,561
5.00%, 02/20/26 (Call 01/20/26)(a)	16,440	16,349,479
6.25%, 06/01/27(a)	2,082	2,164,224

Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	$5,772	$5,485,053
3.10%, 05/15/27 (Call 02/15/27)	1,899	1,776,684
5.50%, 03/15/27(a)	4,160	4,291,740
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	14,738	14,109,238
Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/15/24)	1,992	1,940,569
4.50%, 02/25/26 (Call 11/27/25)	2,200	2,152,204
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	8,294	8,049,212
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)(a)	10,701	10,419,292
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	7,846	7,080,716
0.95%, 09/01/27 (Call 07/01/27)	4,650	3,979,390
2.45%, 03/01/26 (Call 12/01/25)(a)	15,689	14,692,481
2.63%, 01/15/25 (Call 11/15/24)	8,339	8,012,301
2.90%, 01/15/28 (Call 10/15/27)(a)	1,865	1,733,214
2.95%, 03/03/27 (Call 12/03/26)	7,253	6,830,899
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(a)	3,992	3,572,065
1.30%, 08/15/26 (Call 07/15/26)(a)	4,919	4,315,452
5.25%, 02/15/26 (Call 02/15/24)(a)	1,130	1,124,098
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	7,121	6,916,196
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	7,816	6,916,095
1.70%, 06/10/27 (Call 05/10/27)(a)	11,693	10,326,459
2.75%, 02/10/25 (Call 11/10/24)(a)	17,724	17,001,418
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	10,416	9,781,398
2.00%, 02/14/27 (Call 12/14/26)(a)	8,957	8,106,521
3.00%, 11/20/25 (Call 08/20/25)(a)	11,330	10,780,901
3.10%, 05/17/27 (Call 02/17/27)	8,396	7,888,516
3.40%, 05/06/24(a)	10,546	10,332,200
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	8,265	7,558,558
2.75%, 06/03/26(a)	11,705	10,993,936
3.00%, 12/15/26(a)	10,668	10,028,706
3.40%, 05/15/24(a)	6,756	6,616,407
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	23,266	21,658,012
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)(a)	18,089	16,916,528
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	7,532	6,856,156
2.30%, 06/22/27 (Call 04/22/27)	6,977	6,026,391
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)(a)	4,565	4,211,097
4.50%, 11/13/25 (Call 08/13/25)	6,688	6,564,542
5.40%, 11/14/25 (Call 10/14/25)	755	759,601

		831,569,393

Pipelines — 2.3%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	3,415	3,256,281
4.95%, 12/15/24 (Call 09/15/24)	8,835	8,691,764
5.95%, 06/01/26 (Call 03/01/26)(a)	3,322	3,342,171
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	9,897	9,764,429
5.88%, 03/31/25 (Call 10/02/24)	16,481	16,536,107
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(a)(b)	1,550	1,479,998

158	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	$3,329	$3,147,127
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	10,667	10,425,343
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)(a)	2,350	2,321,015
5.63%, 07/15/27 (Call 04/15/27)	3,968	3,928,174
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)(a)	5,353	5,405,724
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	4,808	4,221,363
2.50%, 01/15/25 (Call 12/15/24)(a)	5,608	5,302,870
2.50%, 02/14/25	4,565	4,310,339
3.50%, 06/10/24 (Call 03/10/24)(a)	5,532	5,389,918
3.70%, 07/15/27 (Call 04/15/27)(a)	5,594	5,235,820
4.25%, 12/01/26 (Call 09/01/26)	5,957	5,712,699
5.50%, 07/15/77 (Call 07/15/27), (3 mo. LIBOR US + 3.418%)(c)	8,193	7,568,808
7.38%, 01/15/83 (Call 01/15/28), (5 year CMT + 3.708%)(c)	3,260	3,225,770
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27), (3 mo. LIBOR US + 3.890%)(a)(c)	4,103	3,914,658
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)(a)	9,638	9,095,766
3.90%, 07/15/26 (Call 04/15/26)	4,682	4,419,458
4.00%, 10/01/27 (Call 07/01/27)	4,029	3,755,993
4.05%, 03/15/25 (Call 12/15/24)(a)	9,980	9,685,086
4.20%, 04/15/27 (Call 01/15/27)	6,056	5,729,610
4.25%, 04/01/24 (Call 01/01/24)	4,460	4,390,170
4.40%, 03/15/27 (Call 12/15/26)(a)	3,746	3,578,532
4.50%, 04/15/24 (Call 03/15/24)	4,162	4,108,037
4.75%, 01/15/26 (Call 10/15/25)	8,355	8,175,356
5.50%, 06/01/27 (Call 03/01/27)	9,683	9,626,983
5.55%, 02/15/28 (Call 01/15/28)	2,300	2,291,145
5.95%, 12/01/25 (Call 09/01/25)	4,377	4,415,712
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)(a)	7,116	6,832,902
3.75%, 02/15/25 (Call 11/15/24)	14,351	13,926,370
3.95%, 02/15/27 (Call 11/15/26)	4,444	4,243,507
5.05%, 01/10/26	5,790	5,778,041
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(c)	3,000	2,505,000
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)(c)	7,735	6,906,582
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(b)	3,106	2,998,087
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	156	143,659
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(a)(b)	5,792	5,241,081
3.45%, 10/15/27 (Call 08/15/27)(a)(b)	1,250	1,100,670
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	2,866	2,754,835
6.19%, 11/01/25(b)	1,653	1,645,444
KazTransGas JSC, 4.38%, 09/26/27(b)	3,200	2,876,659
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24 (Call 06/01/24)(a)	7,930	7,772,012
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(a)	3,728	3,268,943
4.30%, 06/01/25 (Call 03/01/25)	16,647	16,259,049

Security	Par (000)	Value

Pipelines (continued)
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)(a)	$1,100	$1,051,791
5.00%, 03/01/26 (Call 12/01/25)(a)	5,065	4,998,118
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	12,605	11,272,213
4.00%, 02/15/25 (Call 11/15/24)(a)	5,719	5,548,950
4.13%, 03/01/27 (Call 12/01/26)	10,836	10,337,622
4.25%, 12/01/27 (Call 09/01/27)	4,685	4,431,989
4.88%, 12/01/24 (Call 09/01/24)	10,858	10,709,738
4.88%, 06/01/25 (Call 03/01/25)(a)	12,425	12,233,019
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	5,300	5,063,149
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,573	2,436,156
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	4,241	3,889,785
2.75%, 09/01/24 (Call 08/01/24)	7,936	7,589,876
4.00%, 07/13/27 (Call 04/13/27)(a)	3,536	3,326,125
4.90%, 03/15/25 (Call 12/15/24)	6,442	6,353,652
5.85%, 01/15/26 (Call 12/15/25)(a)	4,742	4,778,030
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	10,461	10,122,361
4.50%, 12/15/26 (Call 09/15/26)(a)	6,049	5,805,818
4.65%, 10/15/25 (Call 07/15/25)(a)	11,087	10,816,764
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)(a)	11,729	11,448,137
5.63%, 03/01/25 (Call 12/01/24)	18,925	18,903,087
5.88%, 06/30/26 (Call 12/31/25)(a)	13,199	13,277,017
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)(a)	6,005	5,601,433
3.50%, 03/15/25 (Call 12/15/24)(a)	5,557	5,344,794
Targa Resources Corp.
5.00%, 01/15/28 (Call 01/15/24)(a)	2,585	2,462,096
5.20%, 07/01/27 (Call 06/01/27)	6,400	6,292,608
6.50%, 07/15/27 (Call 07/15/23)(a)	6,840	6,915,103
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)(a)	3,037	2,863,288
4.38%, 03/13/25 (Call 12/13/24)(a)	5,789	5,645,799
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27(a)	2,067	2,168,213
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)(a)	12,960	12,029,986
4.88%, 01/15/26 (Call 10/15/25)	7,058	6,960,096
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(a)(c)	11,650	10,281,125
5.63%, 05/20/75 (Call 05/20/25), (3 mo. LIBOR US + 3.528%)(a)(c)	6,842	6,517,689
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26), (3 mo. LIBOR US + 4.640%)(c)	9,237	8,775,546
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	8,899	9,434,315
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	12,363	11,619,243
3.90%, 01/15/25 (Call 10/15/24)	9,060	8,793,482
4.00%, 09/15/25 (Call 06/15/25)	7,542	7,274,581
4.55%, 06/24/24 (Call 03/24/24)	12,804	12,627,250
5.40%, 03/02/26	3,250	3,250,154

		565,955,265

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(a)(b)	4,149	3,911,081

S C H E D U L E O F I N V E S T M E N T S	159

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	$5,868	$5,729,511
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	6,453	6,314,081
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	3,030	2,773,117
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.88%, 03/20/27 (Call 12/20/26)(b)	6,266	5,726,840

		20,543,549

Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	5,796	5,558,003
3.80%, 04/15/26 (Call 02/15/26)	3,557	3,405,537
3.95%, 01/15/27 (Call 10/15/26)	1,645	1,570,994
3.95%, 01/15/28 (Call 10/15/27)(a)	400	376,615
4.30%, 01/15/26 (Call 10/15/25)	1,611	1,565,380
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	3,000	2,801,486
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(a)	5,011	4,505,277
1.45%, 09/15/26 (Call 08/15/26)	5,000	4,347,568
1.60%, 04/15/26 (Call 03/15/26)(a)	6,254	5,565,761
2.40%, 03/15/25 (Call 02/15/25)	7,354	6,903,728
2.75%, 01/15/27 (Call 11/15/26)(a)	6,620	5,981,240
2.95%, 01/15/25 (Call 12/15/24)	6,570	6,253,542
3.13%, 01/15/27 (Call 10/15/26)	2,810	2,579,290
3.38%, 05/15/24 (Call 04/15/24)	6,958	6,771,731
3.38%, 10/15/26 (Call 07/15/26)(a)	8,401	7,809,049
3.55%, 07/15/27 (Call 04/15/27)(a)	6,426	5,939,547
3.60%, 01/15/28 (Call 10/15/27)(a)	2,225	2,036,493
3.65%, 03/15/27 (Call 02/15/27)	6,540	6,089,828
4.00%, 06/01/25 (Call 03/01/25)(a)	6,638	6,426,486
4.40%, 02/15/26 (Call 11/15/25)(a)	4,548	4,416,151
5.50%, 03/15/28 (Call 02/15/28)	3,730	3,718,586
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(a)	2,811	2,577,054
2.95%, 05/11/26 (Call 02/11/26)(a)	3,185	2,972,550
3.20%, 01/15/28 (Call 10/15/27)	3,000	2,757,477
3.35%, 05/15/27 (Call 02/15/27)	3,212	2,988,906
3.45%, 06/01/25 (Call 03/03/25)	5,591	5,366,234
3.50%, 11/15/24 (Call 08/15/24)(a)	2,750	2,661,067
3.50%, 11/15/25 (Call 08/15/25)(a)	2,009	1,918,991
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	8,045	7,260,827
3.20%, 01/15/25 (Call 10/15/24)	6,334	6,048,810
3.65%, 02/01/26 (Call 11/03/25)	8,754	8,292,186
6.75%, 12/01/27 (Call 11/01/27)	9,530	9,891,375
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	4,085	3,446,175
4.10%, 10/01/24 (Call 07/01/24)(a)	2,836	2,727,390
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	4,407	4,266,885
3.85%, 02/01/25 (Call 11/01/24)	6,245	5,987,075
3.90%, 03/15/27 (Call 12/15/26)	3,119	2,894,136
4.13%, 06/15/26 (Call 03/15/26)	4,812	4,528,606
Camden Property Trust, 3.50%, 09/15/24 (Call 06/15/24)(a)	874	845,551
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	2,471	2,203,641
Crown Castle Inc., 5.00%, 01/11/28 (Call 12/11/27)	5,335	5,254,063
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)(a)	8,865	7,675,095

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.35%, 07/15/25 (Call 06/15/25)	$6,587	$5,982,555
2.90%, 03/15/27 (Call 02/15/27)(a)	12,482	11,339,062
3.20%, 09/01/24 (Call 07/01/24)	10,643	10,280,808
3.65%, 09/01/27 (Call 06/01/27)(a)	5,399	5,022,710
3.70%, 06/15/26 (Call 03/15/26)(a)	7,036	6,660,513
4.00%, 03/01/27 (Call 12/01/26)	2,844	2,706,916
4.45%, 02/15/26 (Call 11/15/25)	8,405	8,172,279
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	1,085	999,887
4.00%, 11/15/25 (Call 08/15/25)(a)	1,171	1,124,289
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)(a)	8,611	7,973,807
5.55%, 01/15/28 (Call 12/15/27)(a)	5,440	5,416,066
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	2,000	1,916,733
4.50%, 06/01/27 (Call 03/01/27)(a)	3,560	3,166,586
4.75%, 12/15/26 (Call 09/15/26)(a)	2,620	2,393,177
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	15,486	13,828,872
1.25%, 07/15/25 (Call 06/15/25)	1,921	1,737,953
1.45%, 05/15/26 (Call 04/15/26)	5,240	4,623,617
1.80%, 07/15/27 (Call 05/15/27)	3,510	3,011,573
2.63%, 11/18/24 (Call 10/18/24)(a)	8,750	8,331,105
2.90%, 11/18/26 (Call 09/18/26)(a)	5,326	4,861,983
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	3,477	3,204,378
3.25%, 08/01/27 (Call 05/01/27)(a)	3,100	2,868,184
3.38%, 06/01/25 (Call 03/01/25)(a)	1,781	1,705,719
Essex Portfolio LP
3.38%, 04/15/26 (Call 01/15/26)	3,415	3,194,597
3.50%, 04/01/25 (Call 01/01/25)	4,315	4,147,929
3.63%, 05/01/27 (Call 02/01/27)(a)	2,666	2,493,618
3.88%, 05/01/24 (Call 02/01/24)	3,598	3,517,496
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(a)	4,060	3,605,721
3.25%, 07/15/27 (Call 04/15/27)	2,554	2,342,179
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	4,431	4,252,165
5.25%, 06/01/25 (Call 03/01/25)	7,827	7,662,689
5.38%, 04/15/26 (Call 01/15/26)	9,610	9,371,960
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)(a)	4,435	4,122,727
3.63%, 01/15/28 (Call 10/15/27)	75	67,458
3.75%, 07/01/27 (Call 04/01/27)(a)	3,076	2,857,901
Healthpeak Properties Interim Inc.
1.35%, 02/01/27 (Call 01/01/27)(a)	3,225	2,808,862
3.25%, 07/15/26 (Call 05/15/26)	5,062	4,739,450
3.40%, 02/01/25 (Call 11/01/24)(a)	1,311	1,262,961
4.00%, 06/01/25 (Call 03/01/25)(a)	3,535	3,430,348
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)(a)	648	598,603
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)(a)	3,306	3,230,486
Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	4,517	4,394,738
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	990	954,356
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	3,677	3,177,948
5.95%, 02/15/28 (Call 01/15/28)(a)	515	478,751

160	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)(a)	$4,409	$4,218,420
4.38%, 10/01/25 (Call 07/01/25)(a)	1,915	1,838,060
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)(a)	4,102	3,746,971
3.25%, 08/15/26 (Call 05/15/26)	2,190	2,019,735
3.30%, 02/01/25 (Call 12/01/24)	5,032	4,822,826
3.80%, 04/01/27 (Call 01/01/27)(a)	2,805	2,631,260
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	2,306	2,133,174
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	1,220	1,156,014
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	3,485	3,236,698
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	4,537	4,258,656
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	2,448	2,119,990
3.60%, 06/01/27 (Call 03/01/27)(a)	485	458,351
3.75%, 06/15/24 (Call 03/13/24)	1,799	1,758,373
4.00%, 11/15/25 (Call 08/15/25)(a)	3,602	3,475,642
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)(a)	2,900	2,643,050
3.60%, 12/15/26 (Call 09/15/26)(a)	1,768	1,644,162
3.90%, 06/15/24 (Call 03/15/24)	3,258	3,184,991
4.00%, 11/15/25 (Call 08/15/25)(a)	3,191	3,072,714
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	5,215	5,086,341
4.50%, 04/01/27 (Call 01/01/27)(a)	5,246	4,953,188
4.75%, 01/15/28 (Call 10/15/27)(a)	3,245	3,043,604
4.95%, 04/01/24 (Call 01/01/24)	1,389	1,365,284
5.25%, 01/15/26 (Call 10/15/25)(a)	5,264	5,160,210
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)(a)	160	147,336
4.30%, 03/15/27 (Call 12/15/26)(a)	2,916	2,772,264
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)(a)	3,164	2,846,481
3.25%, 06/30/26 (Call 03/30/26)(a)	3,219	3,046,457
3.25%, 10/01/26 (Call 07/01/26)(a)	2,504	2,359,497
3.38%, 12/15/27 (Call 09/15/27)(a)	2,710	2,530,598
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	4,590	4,066,468
1.50%, 11/09/26 (Call 10/09/26)(a)	4,970	4,396,796
3.09%, 09/15/27 (Call 06/15/27)(a)	3,305	3,058,034
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,656	1,444,591
3.00%, 01/15/27 (Call 10/15/26)	4,434	4,095,426
3.40%, 01/15/28 (Call 11/15/27)(a)	4,675	4,330,478
3.65%, 01/15/28 (Call 10/15/27)	300	280,989
3.88%, 07/15/24 (Call 04/15/24)	4,198	4,110,164
3.88%, 04/15/25 (Call 02/15/25)	4,669	4,531,480
3.95%, 08/15/27 (Call 05/15/27)(a)	6,130	5,838,021
4.13%, 10/15/26 (Call 07/15/26)	6,952	6,702,557
4.63%, 11/01/25 (Call 09/01/25)(a)	5,166	5,076,489
4.88%, 06/01/26 (Call 03/01/26)(a)	4,524	4,481,747
5.05%, 01/13/26 (Call 01/13/24)(a)	817	809,153
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)(a)	3,730	3,511,948
3.75%, 06/15/24 (Call 03/15/24)(a)	520	502,773
3.90%, 11/01/25 (Call 08/01/25)	2,385	2,246,438
Retail Opportunity Investments Partnership LP, 4.00%, 12/15/24 (Call 09/15/24)(a)	875	844,721
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	4,110	3,887,553

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	$4,568	$4,270,304
3.50%, 02/12/25 (Call 11/12/24)(a)(b)	6,090	5,826,401
3.63%, 01/28/26 (Call 12/28/25)(b)	6,442	6,066,088
3.75%, 03/23/27 (Call 12/23/26)(a)(b)	3,555	3,294,038
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26), (5 year CMT + 4.379%)(b)(c)	9,250	8,489,462
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	9,360	8,178,307
1.75%, 02/01/28 (Call 11/01/27)	3,000	2,564,734
2.00%, 09/13/24 (Call 06/13/24)(a)	8,803	8,371,377
3.25%, 11/30/26 (Call 08/30/26)(a)	2,249	2,097,360
3.30%, 01/15/26 (Call 10/15/25)(a)	7,345	6,968,049
3.38%, 10/01/24 (Call 07/01/24)(a)	8,042	7,792,078
3.38%, 06/15/27 (Call 03/15/27)	3,845	3,578,543
3.38%, 12/01/27 (Call 09/01/27)(a)	3,630	3,353,009
3.50%, 09/01/25 (Call 06/01/25)(a)	9,823	9,418,215
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	4,367	4,143,630
4.25%, 02/01/26 (Call 11/01/25)(a)	2,611	2,474,276
4.70%, 06/01/27 (Call 03/01/27)	3,458	3,241,989
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	2,378	2,145,636
4.45%, 09/15/26 (Call 06/15/26)(a)	2,625	2,498,502
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	3,115	2,827,280
3.88%, 07/15/27 (Call 04/15/27)(a)	1,635	1,501,387
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(b)	1,907	1,819,145
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)(a)	1,511	1,388,369
3.50%, 07/01/27 (Call 04/01/27)	4,955	4,612,843
3.50%, 01/15/28 (Call 10/15/27)(a)	50	46,116
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	3,855	3,641,904
3.25%, 10/15/26 (Call 07/15/26)	3,982	3,667,250
3.50%, 04/15/24 (Call 03/15/24)	3,004	2,922,067
3.50%, 02/01/25 (Call 11/01/24)(a)	5,262	5,052,296
3.75%, 05/01/24 (Call 02/01/24)	3,279	3,206,806
3.85%, 04/01/27 (Call 01/01/27)(a)	2,171	2,054,228
4.13%, 01/15/26 (Call 10/15/25)(a)	3,699	3,560,383
VICI Properties LP
4.38%, 05/15/25	2,865	2,757,247
4.75%, 02/15/28 (Call 01/15/28)(a)	10,430	9,838,932
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/24)(a)(b)	7,135	6,739,814
3.75%, 02/15/27 (Call 02/15/24)(a)(b)	6,560	5,939,896
4.25%, 12/01/26 (Call 12/01/23)(b)	10,565	9,797,453
4.50%, 09/01/26 (Call 06/01/26)(a)(b)	4,372	4,078,993
4.50%, 01/15/28 (Call 10/15/27)(b)	895	822,803
4.63%, 06/15/25 (Call 03/15/25)(b)	3,910	3,752,290
5.63%, 05/01/24 (Call 02/04/24)(b)	265	263,097
5.75%, 02/01/27 (Call 11/01/26)(b)	5,225	5,097,027
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(a)	3,415	2,925,957
3.50%, 01/15/25 (Call 11/15/24)	4,394	4,143,200
WEA Finance LLC, 2.88%, 01/15/27 (Call 11/15/26)(a)(b)	5,809	5,036,310
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(a)(b)	8,097	7,720,537
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	4,090	3,690,712

S C H E D U L E O F I N V E S T M E N T S	161

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 06/01/25 (Call 03/01/25)	$10,958	$10,592,459
4.25%, 04/01/26 (Call 01/01/26)	5,704	5,502,370
Weyerhaeuser Co., 6.95%, 10/01/27(a)	675	718,405
WP Carey Inc.
4.00%, 02/01/25 (Call 12/01/24)(a)	3,230	3,150,871
4.25%, 10/01/26 (Call 07/01/26)	2,093	2,018,254
4.60%, 04/01/24 (Call 01/01/24)(a)	3,981	3,930,415

		752,763,388

Retail — 1.7%
7-Eleven Inc., 0.95%, 02/10/26 (Call 01/10/26)(a)(b)	11,797	10,393,746
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)(a)	260	220,787
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(a)(b)	5,884	5,456,166
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	4,736	4,567,671
3.80%, 11/15/27 (Call 08/15/27)	830	759,758
4.50%, 10/01/25 (Call 07/01/25)	2,313	2,248,544
AutoZone Inc.
3.13%, 04/18/24 (Call 03/18/24)(a)	2,807	2,733,031
3.13%, 04/21/26 (Call 01/21/26)(a)	3,342	3,134,040
3.25%, 04/15/25 (Call 01/15/25)	2,779	2,658,437
3.63%, 04/15/25 (Call 03/15/25)(a)	6,474	6,246,640
3.75%, 06/01/27 (Call 03/01/27)(a)	2,953	2,803,360
4.50%, 02/01/28 (Call 01/01/28)	3,835	3,718,084
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	7,465	6,520,437
2.75%, 05/18/24 (Call 03/18/24)(a)	8,102	7,866,250
3.00%, 05/18/27 (Call 02/18/27)(a)	5,055	4,756,168
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	3,418	3,262,398
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)(a)	4,711	4,484,709
4.15%, 11/01/25 (Call 08/01/25)(a)	6,128	5,960,528
4.25%, 09/20/24	6,945	6,822,899
4.63%, 11/01/27 (Call 10/01/27)(a)	4,017	3,921,247
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)(a)	10,131	9,839,048
El Puerto de Liverpool SAB de CV
3.88%, 10/06/26(b)	485	457,719
3.95%, 10/02/24(b)	200	193,966
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(b)	495	437,931
Genuine Parts Co., 1.75%, 02/01/25 (Call 03/31/23)(a)	3,073	2,867,255
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	7,663	6,970,897
2.50%, 04/15/27 (Call 02/15/27)(a)	6,430	5,877,287
2.70%, 04/15/25 (Call 03/15/25)(a)	4,745	4,526,381
2.80%, 09/14/27 (Call 06/14/27)(a)	7,801	7,176,923
2.88%, 04/15/27 (Call 03/15/27)(a)	6,489	6,028,342
3.00%, 04/01/26 (Call 01/01/26)	10,631	10,032,500
3.35%, 09/15/25 (Call 06/15/25)	10,908	10,482,091
4.00%, 09/15/25 (Call 08/15/25)(a)	4,440	4,363,623
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	10,536	9,742,674
3.10%, 05/03/27 (Call 02/03/27)(a)	11,474	10,651,597
3.13%, 09/15/24 (Call 06/15/24)	4,400	4,251,084
3.35%, 04/01/27 (Call 03/01/27)(a)	6,030	5,641,426
3.38%, 09/15/25 (Call 06/15/25)	6,713	6,414,248
4.00%, 04/15/25 (Call 03/15/25)	6,845	6,666,042
4.40%, 09/08/25(a)	8,650	8,500,606

Security	Par (000)	Value

Retail (continued)
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	$3,716	$3,396,094
3.25%, 06/10/24	4,678	4,570,830
3.30%, 07/01/25 (Call 06/15/25)(a)	7,193	6,915,792
3.38%, 05/26/25 (Call 02/26/25)	7,237	6,956,316
3.50%, 03/01/27 (Call 12/01/26)	6,345	5,988,174
3.50%, 07/01/27 (Call 05/01/27)	7,489	7,061,938
3.70%, 01/30/26 (Call 10/30/25)(a)	15,019	14,489,206
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	4,308	4,122,763
3.60%, 09/01/27 (Call 06/01/27)(a)	4,760	4,472,733
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	5,540	4,847,937
3.38%, 09/15/24 (Call 06/15/24)(a)	3,221	3,103,546
4.60%, 04/15/25 (Call 03/15/25)	7,825	7,704,163
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	3,912	3,480,786
2.45%, 06/15/26 (Call 03/15/26)(a)	2,289	2,110,886
3.80%, 08/15/25 (Call 06/15/25)(a)	10,948	10,608,963
4.75%, 02/15/26 (Call 01/15/26)	9,900	9,806,059
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	7,370	6,641,049
2.25%, 04/15/25 (Call 03/15/25)(a)	14,282	13,492,908
2.50%, 04/15/26(a)	9,774	9,150,410
3.50%, 07/01/24(a)	9,104	8,900,487
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	4,383	4,001,597
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	9,739	9,141,427
3.80%, 11/18/24 (Call 08/18/24)(a)	5,000	4,858,794
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	10,710	9,407,031
2.65%, 12/15/24 (Call 10/15/24)(a)	1,269	1,223,055
2.85%, 07/08/24 (Call 06/08/24)(a)	1,450	1,408,544
3.05%, 07/08/26 (Call 05/08/26)(a)	7,660	7,266,941
3.30%, 04/22/24 (Call 01/22/24)	14,305	14,024,012
3.55%, 06/26/25 (Call 04/26/25)(a)	1,486	1,449,236
3.90%, 09/09/25	10,770	10,554,695
3.95%, 09/09/27 (Call 08/09/27)	9,035	8,799,994
5.88%, 04/05/27(a)	590	618,571

		420,231,477

Savings & Loans — 0.2%
Nationwide Building Society
1.50%, 10/13/26(b)	9,679	8,374,749
2.97%, 02/16/28 (Call 02/16/27), (1 day SOFR + 1.290%)(b)(c)	5,973	5,358,962
3.90%, 07/21/25(a)(b)	6,111	5,866,255
4.00%, 09/14/26(b)	7,431	6,952,875
4.13%, 10/18/32 (Call 10/18/27), (5 year USD ICE Swap + 1.849%)(a)(b)(c)	4,025	3,576,604
4.85%, 07/27/27(b)	6,713	6,543,792

		36,673,237

Semiconductors — 1.7%
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)(a)	5,706	5,454,709
3.45%, 06/15/27 (Call 03/15/27)(b)	2,810	2,660,816
3.50%, 12/05/26 (Call 09/05/26)	7,108	6,745,410
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	8,613	8,142,009
3.90%, 10/01/25 (Call 07/01/25)(a)	6,471	6,296,693

162	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	$5,702	$5,460,118
3.50%, 01/15/28 (Call 10/15/27)	1,650	1,507,414
3.88%, 01/15/27 (Call 10/15/26)(a)	23,795	22,442,091
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	9,273	8,732,581
3.46%, 09/15/26 (Call 07/15/26)	7,094	6,630,871
3.63%, 10/15/24 (Call 09/15/24)	10,433	10,123,531
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	8,639	8,018,872
2.70%, 06/17/24 (Call 04/17/24)(a)	410	395,898
2.88%, 05/11/24 (Call 03/11/24)(a)	7,007	6,816,614
3.15%, 05/11/27 (Call 02/11/27)(a)	7,186	6,683,608
3.40%, 03/25/25 (Call 02/25/25)(a)	13,657	13,189,515
3.70%, 07/29/25 (Call 04/29/25)	18,783	18,168,237
3.75%, 03/25/27 (Call 01/25/27)(a)	7,220	6,892,145
3.75%, 08/05/27 (Call 07/05/27)(a)	9,740	9,262,946
4.88%, 02/10/26	18,505	18,327,479
4.88%, 02/10/28 (Call 01/10/28)	19,045	18,766,755
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	6,336	6,304,430
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	6,732	6,485,760
3.80%, 03/15/25 (Call 12/15/24)	6,571	6,396,122
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)(a)	5,384	4,819,484
Microchip Technology Inc.
0.98%, 09/01/24	12,207	11,402,922
4.25%, 09/01/25 (Call 09/01/23)	12,006	11,626,242
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	7,106	6,726,436
4.98%, 02/06/26 (Call 12/06/25)	5,237	5,173,552
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	11,725	11,054,580
3.20%, 09/16/26 (Call 06/16/26)(a)	8,362	7,932,010
NXP BV/NXP Funding LLC, 5.35%, 03/01/26
(Call 01/01/26)(a)	3,953	3,915,112
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(a)	4,907	4,606,372
3.15%, 05/01/27 (Call 03/01/27)(a)	4,963	4,530,310
3.88%, 06/18/26 (Call 04/18/26)	6,504	6,177,722
4.40%, 06/01/27 (Call 05/01/27)	1,980	1,895,600
Qorvo Inc., 1.75%, 12/15/24 (Call 03/13/23)(b)	2,318	2,148,114
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)(a)	9,727	9,463,282
3.25%, 05/20/27 (Call 02/20/27)(a)	13,046	12,270,639
3.45%, 05/20/25 (Call 02/20/25)(a)	10,612	10,247,398
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(b)	3,579	3,292,855
2.17%, 11/25/26 (Call 10/25/26)(b)	6,366	5,496,374
SK Hynix Inc.
1.50%, 01/19/26(b)	6,515	5,705,338
6.38%, 01/17/28(b)	3,250	3,200,085
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	4,744	4,176,727
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	4,005	3,522,990
1.38%, 03/12/25 (Call 02/12/25)	8,481	7,897,596
2.63%, 05/15/24 (Call 03/15/24)	4,873	4,730,302
2.90%, 11/03/27 (Call 08/03/27)(a)	730	675,434
4.60%, 02/15/28 (Call 01/15/28)(a)	1,680	1,668,469
4.70%, 11/18/24	2,900	2,879,217

Security	Par (000)	Value

Semiconductors (continued)
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(a)	$9,711	$8,602,198
3.88%, 04/22/27 (Call 03/22/27)(a)	5,550	5,329,223
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)(b)	10,092	9,007,816
1.00%, 09/28/27 (Call 07/28/27)(b)	4,020	3,358,976
1.25%, 04/23/26 (Call 03/23/26)(a)(b)	8,711	7,692,303
4.38%, 07/22/27 (Call 06/22/27)(a)(b)	4,000	3,909,330
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	7,369	7,158,219

		412,197,851

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)(a)	535	489,030
3.84%, 05/01/25 (Call 04/01/25)(a)	5,009	4,811,459

		5,300,489

Software — 2.0%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	5,909	5,586,689
3.40%, 06/15/27 (Call 03/15/27)	1,012	948,898
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	5,216	4,924,011
2.15%, 02/01/27 (Call 12/01/26)	5,965	5,420,624
3.25%, 02/01/25 (Call 11/01/24)(a)	9,610	9,299,415
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)(a)	3,431	3,213,535
4.38%, 06/15/25 (Call 03/15/25)(a)	1,881	1,848,201
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(a)	4,740	4,445,097
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	3,023	2,972,710
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	3,229	3,201,461
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)(a)	10,717	9,397,080
4.50%, 07/15/25(a)	6,991	6,832,204
4.70%, 07/15/27 (Call 06/15/27)	8,698	8,461,257
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	7,529	6,680,401
2.75%, 07/01/24 (Call 06/01/24)	17,407	16,759,942
3.20%, 07/01/26 (Call 05/01/26)	16,243	15,154,364
3.85%, 06/01/25 (Call 03/01/25)(a)	9,581	9,224,619
5.45%, 03/02/28 (Call 02/02/28)	10,000	9,986,120
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	6,553	5,891,372
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)(a)	6,552	5,945,901
1.35%, 07/15/27 (Call 05/15/27)(a)	3,655	3,166,458
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	28,223	26,176,196
2.70%, 02/12/25 (Call 11/12/24)(a)	19,963	19,200,763
3.13%, 11/03/25 (Call 08/03/25)(a)	14,287	13,691,138
3.30%, 02/06/27 (Call 11/06/26)(a)	31,619	30,208,970
Open Text Corp., 6.90%, 12/01/27 (Call 11/01/27)(b)	4,990	5,039,900
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)(a)	23,185	20,725,064
2.50%, 04/01/25 (Call 03/01/25)(a)	30,759	29,000,452
2.65%, 07/15/26 (Call 04/15/26)	22,568	20,621,981
2.80%, 04/01/27 (Call 02/01/27)	17,824	16,166,974
2.95%, 11/15/24 (Call 09/15/24)	18,273	17,519,531
2.95%, 05/15/25 (Call 02/15/25)(a)	22,287	21,132,603
3.25%, 11/15/27 (Call 08/15/27)(a)	21,023	19,229,696
3.40%, 07/08/24 (Call 04/08/24)	19,089	18,578,448

S C H E D U L E O F I N V E S T M E N T S	163

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.50%, 05/06/28 (Call 04/06/28)	$2,415	$2,322,336
5.80%, 11/10/25(a)	5,065	5,124,870
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)(a)	6,497	5,853,031
1.40%, 09/15/27 (Call 07/15/27)	6,961	5,904,036
2.35%, 09/15/24 (Call 08/15/24)	6,169	5,889,049
3.80%, 12/15/26 (Call 09/15/26)(a)	3,691	3,510,314
3.85%, 12/15/25 (Call 09/15/25)(a)	2,794	2,685,833
salesforce.com Inc., 0.63%, 07/15/24 (Call 03/31/23)(a)	2,625	2,467,029
Take-Two Interactive Software Inc.
3.30%, 03/28/24	3,020	2,950,093
3.55%, 04/14/25	8,715	8,367,751
3.70%, 04/14/27 (Call 03/14/27)	6,970	6,577,427
VMware Inc.
1.00%, 08/15/24 (Call 03/31/23)	10,650	9,950,899
1.40%, 08/15/26 (Call 07/15/26)	12,509	10,803,060
3.90%, 08/21/27 (Call 05/21/27)	8,612	8,040,959
4.50%, 05/15/25 (Call 04/15/25)(a)	8,128	7,963,262
4.65%, 05/15/27 (Call 03/15/27)	4,474	4,317,798
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	7,770	7,257,534

		496,637,356

Telecommunications — 2.1%
AT&T Inc.
0.90%, 03/25/24 (Call 03/13/23)(a)	11,839	11,290,092
1.65%, 02/01/28 (Call 12/01/27)(a)	5,800	4,927,434
1.70%, 03/25/26 (Call 03/25/23)(a)	24,957	22,426,584
2.30%, 06/01/27 (Call 04/01/27)(a)	22,463	20,013,505
2.95%, 07/15/26 (Call 04/15/26)(a)	3,953	3,685,824
3.80%, 02/15/27 (Call 11/15/26)	8,074	7,662,345
3.88%, 01/15/26 (Call 10/15/25)(a)	4,074	3,930,844
4.10%, 02/15/28 (Call 11/15/27)(a)	5,800	5,526,542
4.25%, 03/01/27 (Call 12/01/26)	13,024	12,625,172
5.54%, 02/20/26 (Call 02/20/24)	1,855	1,846,671
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	4,034	3,855,565
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)(b)	5,014	4,987,376
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	7,863	7,628,885
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	10,047	9,298,081
2.95%, 02/28/26	8,468	8,020,094
3.50%, 06/15/25	6,325	6,130,786
Deutsche Telekom International Finance BV, 3.60%, 01/19/27 (Call 10/19/26)(a)(b)	11,448	10,855,980
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/01/26)(a)(b)	2,872	2,754,761
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(a)	3,404	3,025,997
KT Corp., 2.50%, 07/18/26(a)(b)	200	181,841
Motorola Solutions Inc.
4.00%, 09/01/24(a)	903	883,901
4.60%, 02/23/28 (Call 11/23/27)	700	675,326
7.50%, 05/15/25(a)	458	473,030
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(b)	8,522	7,870,749
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	11,696	10,355,521
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	7,360	6,411,682
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	24,304	21,460,983
4.14%, 07/26/24(a)(b)	2,525	2,477,331
4.24%, 07/25/25(b)	3,675	3,577,405

Security	Par (000)	Value

Telecommunications (continued)
4.37%, 07/27/27 (Call 06/27/27)(a)(b)	$2,245	$2,192,657
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)(b)	1,487	1,433,774
5.00%, 10/19/25(b)	9,600	9,612,000
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	3,957	3,614,347
2.95%, 03/15/25 (Call 03/15/23)(b)	10,070	9,549,795
3.20%, 03/15/27 (Call 02/15/27)(a)(b)	13,045	11,994,465
3.63%, 12/15/25 (Call 09/15/25)	7,315	6,938,968
5.25%, 03/15/82 (Call 03/15/27), (5 year CMT + 3.590%)(a)(b)(c)	3,765	3,361,656
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	1,000	1,048,170
Telefonica Emisiones SA, 4.10%, 03/08/27	11,699	11,084,145
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	6,829	6,530,333
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	4,927	4,520,017
3.70%, 09/15/27 (Call 06/15/27)	4,225	3,983,116
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	10,285	9,208,445
2.05%, 02/15/28 (Call 12/15/27)	470	403,379
2.25%, 02/15/26 (Call 02/15/24)	12,976	11,803,738
2.63%, 04/15/26 (Call 04/15/23)(a)	12,240	11,214,878
3.50%, 04/15/25 (Call 03/15/25)	27,352	26,199,433
3.75%, 04/15/27 (Call 02/15/27)	32,302	30,368,272
4.75%, 02/01/28 (Call 02/01/24)	25	24,208
4.95%, 03/15/28 (Call 02/15/28)	6,460	6,341,392
5.38%, 04/15/27 (Call 04/15/23)(a)	8,565	8,567,133
Verizon Communications Inc.
0.75%, 03/22/24	9,500	9,052,566
0.85%, 11/20/25 (Call 10/20/25)(a)	17,944	16,013,937
1.45%, 03/20/26 (Call 02/20/26)(a)	17,990	16,115,125
2.63%, 08/15/26(a)	14,914	13,696,843
3.00%, 03/22/27 (Call 01/22/27)(a)	6,095	5,631,577
3.38%, 02/15/25(a)	17,541	16,932,205
3.50%, 11/01/24 (Call 08/01/24)	13,547	13,199,186
4.13%, 03/16/27	20,816	20,038,254
Vodafone Group PLC, 4.13%, 05/30/25(a)	15,957	15,529,329

		511,063,650

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	5,928	5,681,447
3.50%, 09/15/27 (Call 06/15/27)(a)	3,430	3,145,667
3.55%, 11/19/26 (Call 09/19/26)	5,373	4,997,557

		13,824,671

Transportation — 0.9%
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(a)(b)	5,076	4,867,330
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	5,640	5,400,800
3.25%, 06/15/27 (Call 03/15/27)(a)	2,105	1,987,952
3.40%, 09/01/24 (Call 06/01/24)(a)	5,464	5,319,123
3.65%, 09/01/25 (Call 06/01/25)(a)	4,178	4,026,240
3.75%, 04/01/24 (Call 01/01/24)	5,500	5,409,610
7.00%, 12/15/25(a)	2,023	2,123,652
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	4,858	4,547,841
2.95%, 11/21/24 (Call 08/21/24)	2,127	2,043,295
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 03/31/23)	9,895	9,223,883
1.75%, 12/02/26 (Call 11/02/26)(a)	7,325	6,486,842

164	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.90%, 02/01/25 (Call 11/01/24)(a)	$6,589	$6,284,245
3.70%, 02/01/26 (Call 11/01/25)	2,400	2,284,013
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	6,132	5,626,013
3.25%, 06/01/27 (Call 03/01/27)(a)	5,318	4,958,987
3.35%, 11/01/25 (Call 08/01/25)	4,798	4,580,573
3.40%, 08/01/24 (Call 05/01/24)	6,977	6,789,775
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)	4,902	4,639,377
3.40%, 02/15/28 (Call 11/15/27)(a)	500	461,042
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	4,966	4,773,692
Kansas City Southern, 3.13%, 06/01/26 (Call 03/01/26)(a)	2,063	1,926,933
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(a)(b)	5,105	4,726,477
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)(a)	5,127	4,762,166
3.15%, 06/01/27 (Call 03/01/27)(a)	1,810	1,671,084
3.65%, 08/01/25 (Call 06/01/25)(a)	2,215	2,125,963
5.59%, 05/17/25(a)	1,496	1,487,084
7.80%, 05/15/27(a)	2,010	2,195,158
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(b)	11,590	11,288,660
4.88%, 10/01/24(b)	6,527	6,437,254
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,854	2,521,121
2.50%, 09/01/24 (Call 08/01/24)(a)	5,808	5,544,266
2.85%, 03/01/27 (Call 02/01/27)(a)	3,555	3,227,813
2.90%, 12/01/26 (Call 10/01/26)(a)	886	804,835
3.35%, 09/01/25 (Call 08/01/25)	3,775	3,559,540
3.65%, 03/18/24 (Call 02/18/24)	4,856	4,754,736
4.30%, 06/15/27 (Call 05/15/27)(a)	2,337	2,245,135
4.63%, 06/01/25 (Call 05/01/25)(a)	4,352	4,252,884
5.65%, 03/01/28 (Call 02/01/28)	5,360	5,363,113
TTX Co., 3.60%, 01/15/25(b)	1,787	1,720,039
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	795	718,724
2.75%, 03/01/26 (Call 12/01/25)(a)	6,104	5,721,518
3.00%, 04/15/27 (Call 01/15/27)(a)	5,358	4,987,400
3.25%, 01/15/25 (Call 10/15/24)(a)	3,666	3,537,461
3.25%, 08/15/25 (Call 05/15/25)(a)	5,071	4,855,001
3.75%, 07/15/25 (Call 05/15/25)(a)	4,567	4,431,864
4.75%, 02/21/26 (Call 01/21/26)(a)	5,065	5,042,228
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	4,548	4,354,069
2.40%, 11/15/26 (Call 08/15/26)(a)	2,312	2,125,722
2.80%, 11/15/24 (Call 09/15/24)(a)	5,248	5,052,385
3.05%, 11/15/27 (Call 08/15/27)(a)	2,736	2,538,719
3.90%, 04/01/25 (Call 03/01/25)(a)	9,537	9,320,040

		215,133,677

Trucking & Leasing — 0.4%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	8,119	7,602,408
2.63%, 03/20/25 (Call 02/20/25)(b)	13,077	12,234,240
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	2,495	2,373,190
3.25%, 09/15/26 (Call 06/15/26)	2,374	2,199,503
3.85%, 03/30/27 (Call 12/30/26)(a)	1,918	1,799,833

Security	Par (000)	Value

Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	$6,589	$5,830,753
1.70%, 06/15/26 (Call 05/15/26)(a)(b)	8,500	7,460,997
2.70%, 11/01/24 (Call 10/01/24)(b)	5,427	5,135,661
3.40%, 11/15/26 (Call 08/15/26)(b)	4,522	4,145,807
3.45%, 07/01/24 (Call 06/01/24)(b)	6,837	6,618,436
3.95%, 03/10/25 (Call 01/10/25)(a)(b)	6,419	6,178,723
4.00%, 07/15/25 (Call 06/15/25)(b)	4,539	4,342,702
4.20%, 04/01/27 (Call 01/01/27)(a)(b)	2,962	2,799,126
4.40%, 07/01/27 (Call 06/01/27)(b)	3,940	3,759,241
4.45%, 01/29/26 (Call 11/29/25)(a)(b)	3,352	3,225,806
5.70%, 02/01/28 (Call 01/01/28)	2,500	2,497,582
5.88%, 11/15/27 (Call 10/15/27)(b)	1,925	1,946,663
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	5,491	4,694,763
3.55%, 04/15/24 (Call 03/15/24)(b)	4,897	4,757,983

		89,603,417

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(a)	3,990	3,472,281
3.38%, 01/20/27 (Call 12/20/26)	2,620	2,311,553

		5,783,834

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)(a)	4,157	3,809,906
3.00%, 12/01/26 (Call 09/01/26)	145	134,200
3.40%, 03/01/25 (Call 12/01/24)(a)	4,210	4,055,510
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	959	938,461

		8,938,077

Total Corporate Bonds & Notes — 98.7% (Cost: $25,415,423,598)		23,927,172,414

Foreign Government Obligations(f)

Japan — 0.0%
Development Bank of Japan Inc., 1.75%, 02/18/25(b)	1,595	1,492,457

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(a)(b)	8,820	8,145,226

South Korea — 0.3%
Korea Electric Power Corp.
1.13%, 06/15/25(a)(b)	2,417	2,188,110
3.63%, 06/14/25(b)	3,000	2,883,750
4.00%, 06/14/27(b)	3,050	2,926,740
5.38%, 04/06/26(a)(b)	4,010	4,010,365
7.00%, 02/01/27(a)	214	227,419
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	4,931	4,293,147
2.25%, 07/18/26(a)(b)	2,865	2,581,852
3.13%, 07/20/27(a)(b)	1,090	1,002,512
3.50%, 07/02/26(b)	4,650	4,371,062
3.88%, 07/13/27(b)	3,000	2,852,114
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	4,080	3,593,094
3.13%, 07/25/27(a)(b)	3,048	2,790,536
4.25%, 07/27/27(b)	3,550	3,418,260
Korea National Oil Corp.
0.88%, 10/05/25(b)	370	327,142

S C H E D U L E O F I N V E S T M E N T S	165

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

South Korea (continued)
1.25%, 04/07/26(b)	$3,000	$2,639,310
1.75%, 04/18/25(a)(b)	5,000	4,628,150
2.13%, 04/18/27(b)	5,000	4,430,378
2.50%, 10/24/26(b)	4,609	4,164,946
2.63%, 04/14/26(b)	1,966	1,804,999
3.25%, 07/10/24(b)	424	410,771
3.25%, 10/01/25(b)	1,734	1,637,737
3.38%, 03/27/27(b)	3,000	2,796,117

		59,978,511

Total Foreign Government Obligations — 0.3% (Cost: $74,856,316)		69,616,194

Total Long-Term Investments — 99.0% (Cost: $25,490,279,914)		23,996,788,608

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(g)(h)(i)	1,564,632	1,565,570,896
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(g)(h)	41,030	41,030,000

Total Short-Term Securities — 6.6% (Cost: $1,605,558,949)		1,606,600,896

Total Investments — 105.6% (Cost: $27,095,838,863)		25,603,389,504

Liabilities in Excess of Other Assets — (5.6)%		(1,355,278,234)

Net Assets — 100.0%		$24,248,111,270

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,304,813,663	$260,109,933	(a)	$—		$(314,368)	$961,668	$1,565,570,896	1,564,632	$4,681,409	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	268,646,000	—		(227,616,000	)(a)	—	—	41,030,000	41,030	981,647		94

						$(314,368)	$961,668	$1,606,600,896		$5,663,056		$94

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

166	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$23,927,172,414	$—	$23,927,172,414
Foreign Government Obligations	—	69,616,194	—	69,616,194
Short-Term Securities
Money Market Funds	1,606,600,896	—	—	1,606,600,896

	$1,606,600,896	$23,996,788,608	$—	$25,603,389,504

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	167

Schedule of Investments February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$1,777	$1,425,892
4.65%, 10/01/28 (Call 07/01/28)(a)	2,904	2,787,973
4.75%, 03/30/30 (Call 12/30/29)(a)	3,396	3,238,643
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)(a)	3,518	2,928,665
2.60%, 08/01/31 (Call 05/01/31)(a)	3,444	2,828,950
4.20%, 06/01/30 (Call 03/01/30)(a)	2,816	2,630,446

		15,840,569

Aerospace & Defense — 1.2%
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	5,456	4,296,712
3.40%, 04/15/30 (Call 01/15/30)(b)	7,016	6,247,934
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)(a)	5,321	4,529,940
3.20%, 03/01/29 (Call 12/01/28)	6,272	5,516,668
3.25%, 03/01/28 (Call 12/01/27)	2,284	2,073,045
3.45%, 11/01/28 (Call 08/01/28)	2,414	2,174,173
3.63%, 02/01/31 (Call 11/01/30)	8,646	7,578,419
5.15%, 05/01/30 (Call 02/01/30)	24,126	23,345,915
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)	2,795	2,327,383
3.63%, 04/01/30 (Call 01/01/30)(a)	5,319	4,955,997
3.75%, 05/15/28 (Call 02/15/28)(a)	4,811	4,573,856
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	3,554	2,770,423
2.90%, 12/15/29 (Call 09/15/29)	2,555	2,192,852
4.40%, 06/15/28 (Call 03/15/28)	4,552	4,394,235
4.40%, 06/15/28 (Call 03/15/28)(a)	4,817	4,650,051
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)(a)	2,527	2,068,948
3.90%, 06/15/32 (Call 03/15/32)(a)	3,332	3,087,587
5.25%, 01/15/33 (Call 10/15/32)(a)	3,805	3,899,340
Northrop Grumman Corp.
4.40%, 05/01/30 (Call 02/01/30)	4,758	4,544,199
4.70%, 03/15/33 (Call 12/15/32)	3,000	2,892,869
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	375	430,035
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	6,213	4,857,028
2.25%, 07/01/30 (Call 04/01/30)	6,399	5,299,969
2.38%, 03/15/32 (Call 12/15/31)	6,095	4,912,578
4.13%, 11/16/28 (Call 08/16/28)	17,266	16,434,406
5.15%, 02/27/33 (Call 11/27/32)	4,310	4,288,274
6.70%, 08/01/28(a)	290	310,039
7.50%, 09/15/29(a)	1,358	1,527,481

		136,180,356

Agriculture — 1.2%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	9,660	7,291,764
3.40%, 05/06/30 (Call 02/06/30)	4,018	3,461,947
4.80%, 02/14/29 (Call 11/14/28)(a)	10,446	10,020,271
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)(a)	4,521	3,898,592
3.25%, 03/27/30 (Call 12/27/29)	5,491	4,946,772
5.94%, 10/01/32(a)	340	362,012
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	8,063	6,755,157
2.73%, 03/25/31 (Call 12/25/30)	6,546	5,109,155

Security	Par (000)	Value

Agriculture (continued)
3.46%, 09/06/29 (Call 06/06/29)	$3,308	$2,836,700
4.74%, 03/16/32 (Call 12/16/31)	4,884	4,373,325
4.91%, 04/02/30 (Call 01/02/30)	6,146	5,675,730
7.75%, 10/19/32 (Call 07/19/32)	2,120	2,277,796
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	4,885	4,567,128
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	5,179	4,263,451
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	3,720	2,906,473
2.13%, 04/23/30 (Call 01/23/30)(b)	3,799	3,127,131
2.13%, 11/10/31 (Call 08/10/31)(b)	5,111	4,054,023
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	2,768	2,492,655
4.00%, 06/22/32 (Call 03/22/32)(a)(b)	3,150	2,905,657
5.13%, 10/11/32 (Call 07/11/32)(a)(b)	2,470	2,478,630
Imperial Brands Finance PLC, 3.88%, 07/26/29 (Call 04/26/29)(b)	4,742	4,117,370
JT International Financial Services BV, 6.88%, 10/24/32 (Call 07/24/32)(b)	1,645	1,788,323
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	4,560	3,535,098
2.10%, 05/01/30 (Call 02/01/30)	4,156	3,363,535
3.13%, 03/02/28 (Call 12/02/27)(a)	1,937	1,771,357
3.38%, 08/15/29 (Call 05/15/29)	4,272	3,843,536
5.13%, 02/15/30 (Call 12/15/29)	7,570	7,410,029
5.38%, 02/15/33 (Call 11/15/32)	7,570	7,442,860
5.63%, 11/17/29 (Call 09/17/29)	8,055	8,161,928
5.75%, 11/17/32 (Call 08/17/32)	8,095	8,189,241
Viterra Finance BV
3.20%, 04/21/31 (Call 01/21/31)(a)(b)	3,210	2,445,998
5.25%, 04/21/32 (Call 01/21/32)(b)	1,365	1,197,089

		137,070,733

Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)(b)	17,832	16,935,340
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)(a)	3,098	2,580,495

		19,515,835

Apparel — 0.2%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)(a)	8,318	7,394,899
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	3,970	3,464,427
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	3,224	2,561,699
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	4,870	4,023,071

		17,444,096

Auto Manufacturers — 1.8%
American Honda Finance Corp.
1.80%, 01/13/31(a)	1,728	1,381,582
2.00%, 03/24/28	3,222	2,786,190
2.25%, 01/12/29(a)	3,640	3,121,973
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(b)	3,450	3,004,638
BMW U.S. Capital LLC
1.95%, 08/12/31 (Call 05/12/31)(a)(b)	3,062	2,416,899
2.55%, 04/01/31 (Call 01/01/31)(a)(b)	2,775	2,321,221
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	4,220	3,873,421
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	2,570	2,325,198
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	2,885	2,722,883
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	2,674	2,519,829
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	5,106	4,845,232

168	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)(a)	$4,303	$3,404,476
7.13%, 03/01/28(a)	110	119,798
Daimler Finance North America LLC
2.45%, 03/02/31(a)(b)	1,997	1,663,127
2.63%, 03/10/30(b)	2,167	1,852,287
3.10%, 08/15/29(a)(b)	2,420	2,154,364
4.30%, 02/22/29(a)(b)	2,060	1,975,133
Daimler Trucks Finance North America LLC
2.38%, 12/14/28(b)	4,225	3,580,199
2.50%, 12/14/31(b)	3,885	3,115,529
General Motors Co.
5.00%, 10/01/28 (Call 07/01/28)(a)	4,357	4,219,142
5.40%, 10/15/29 (Call 08/15/29)(a)	4,005	3,845,798
5.60%, 10/15/32 (Call 07/15/32)(a)	6,550	6,227,478
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(a)	5,767	4,429,585
2.40%, 04/10/28 (Call 02/10/28)(a)	5,387	4,589,687
2.40%, 10/15/28 (Call 08/15/28)(a)	5,760	4,821,255
2.70%, 06/10/31 (Call 03/10/31)	5,797	4,532,098
3.10%, 01/12/32 (Call 10/12/31)(a)	6,984	5,558,509
3.60%, 06/21/30 (Call 03/21/30)(a)	6,254	5,371,500
4.30%, 04/06/29 (Call 02/06/29)	6,027	5,497,019
5.65%, 01/17/29 (Call 10/17/28)(a)	2,986	2,920,873
6.40%, 01/09/33 (Call 10/09/32)(a)	2,425	2,432,987
Honda Motor Co. Ltd., 2.97%, 03/10/32
(Call 12/10/31)(a)	5,590	4,853,810
Hyundai Capital America
2.00%, 06/15/28 (Call 04/15/28)(a)(b)	4,663	3,883,634
2.10%, 09/15/28 (Call 07/17/28)(b)	3,840	3,177,180
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	3,498	3,609,373
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	7,938	9,825,873
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(b)	1,876	1,498,890
Nissan Motor Acceptance Corp., 2.75%, 03/09/28 (Call 01/09/28)(b)	3,200	2,645,325
Nissan Motor Co. Ltd., 4.81%, 09/17/30 (Call 06/17/30)(a)(b)	13,734	11,915,894
Stellantis Finance U.S. Inc.
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	5,772	4,538,090
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	3,660	3,741,112
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	2,743	2,315,516
2.76%, 07/02/29(a)	2,087	1,851,596
3.67%, 07/20/28(a)	2,493	2,369,627
Toyota Motor Credit Corp.
1.65%, 01/10/31	3,013	2,394,633
1.90%, 04/06/28(a)	3,233	2,809,143
1.90%, 09/12/31	3,817	3,057,231
2.15%, 02/13/30(a)	4,029	3,426,913
2.40%, 01/13/32(a)	930	769,854
3.38%, 04/01/30(a)	5,439	4,981,583
3.65%, 01/08/29(a)	2,591	2,431,883
4.45%, 06/29/29(a)	5,083	4,964,797
4.70%, 01/12/33	2,200	2,157,615
Volkswagen Group of America Finance LLC
3.75%, 05/13/30(a)(b)	2,786	2,503,836
4.60%, 06/08/29 (Call 04/08/29)(a)(b)	2,745	2,626,611
4.75%, 11/13/28(a)(b)	6,750	6,556,488

		198,536,417

Security	Par (000)	Value

Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	$1,509	$1,426,188
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)(a)	4,710	3,930,230
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	2,180	1,648,114
3.50%, 05/30/30 (Call 02/28/30)(a)	1,889	1,618,380
4.25%, 05/15/29 (Call 02/15/29)(a)	1,979	1,812,004
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	4,985	4,147,349
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(b)	200	184,851

		14,767,116

Banks — 22.0%
ABN AMRO Bank NV
2.47%, 12/13/29 (Call 12/13/28), (1 year CMT + 1.100%)(a)(b)(c)	6,125	5,104,860
3.32%, 03/13/37 (Call 12/13/31), (5 year CMT + 1.900%)(b)(c)	4,510	3,425,610
ANZ New Zealand Int’l Ltd./London, 2.55%, 02/13/30(a)(b)	2,888	2,434,981
ASB Bank Ltd.
2.38%, 10/22/31(a)(b)	2,290	1,807,636
5.28%, 06/17/32 (Call 06/17/27), (5 year CMT + 2.250%)(a)(b)(c)	3,200	3,052,236
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5 year CMT + 1.700%)(b)(c)	6,273	4,783,660
6.74%, 12/08/32(a)(b)	7,085	7,322,765
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	915	763,746
Banco de Credito e Inversiones SA, 2.88%, 10/14/31 (Call 07/14/31)(a)(b)	1,810	1,502,300
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	5,325	4,237,757
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(a)(b)	1,925	1,626,168
Banco Santander SA
2.75%, 12/03/30	8,165	6,379,215
2.96%, 03/25/31(a)	4,340	3,542,669
3.23%, 11/22/32 (Call 08/22/31), (1 year CMT + 1.600%)(c)	5,564	4,310,991
3.31%, 06/27/29(a)	5,347	4,739,442
3.49%, 05/28/30	6,102	5,261,293
3.80%, 02/23/28	4,572	4,190,753
4.38%, 04/12/28	5,956	5,597,939
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31), (5 year CMT + 2.150%)(a)(b)(c)	5,670	4,583,296
4.45%, 09/19/28(b)	3,088	2,966,791
9.03%, 03/15/29(a)(b)	1,250	1,400,014
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (1 day SOFR + 1.530%)(c)	14,775	11,515,559
1.92%, 10/24/31 (Call 10/24/30), (1 day SOFR + 1.370%)(c)	13,294	10,304,290
2.09%, 06/14/29 (Call 06/14/28), (1 day SOFR + 1.060%)(c)	15,585	13,103,800
2.30%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.220%)(c)	20,269	15,851,289
2.48%, 09/21/36 (Call 09/21/31), (5 year CMT + 1.200%)(c)	10,775	8,071,712

S C H E D U L E O F I N V E S T M E N T S	169

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(c)	$18,752	$15,463,380
2.57%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.210%)(c)	17,245	13,730,389
2.59%, 04/29/31 (Call 04/29/30), (1 day SOFR + 2.150%)(c)	16,254	13,422,768
2.69%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.320%)(c)	24,295	19,704,082
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(c)	10,806	9,136,397
2.97%, 02/04/33 (Call 02/04/32), (1 day SOFR + 1.330%)(c)	20,397	16,691,716
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(c)	13,328	11,580,530
3.85%, 03/08/37 (Call 03/08/32), (5 year CMT + 2.000%)(a)(c)	13,235	11,167,914
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(c)	13,743	12,759,510
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(c)	15,906	14,550,263
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)(c)	15,507	14,555,058
4.57%, 04/27/33 (Call 04/27/32), (1 day SOFR + 1.830%)(c)	21,725	20,194,607
5.02%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.160%)(c)	26,240	25,245,590
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1 day SOFR + 1.220%)(c)	10,790	8,764,982
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32), (5 year CMT + 1.400%)(c)	9,100	7,164,538
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)(a)	2,626	2,241,130
1.65%, 01/28/31 (Call 10/28/30)	1,463	1,147,470
1.80%, 07/28/31 (Call 04/28/31)(a)	2,436	1,899,399
2.50%, 01/26/32 (Call 10/26/31)(a)	2,597	2,120,008
3.00%, 10/30/28 (Call 07/30/28)(a)	3,360	3,007,680
3.30%, 08/23/29 (Call 05/23/29)	4,602	4,107,491
3.85%, 04/28/28(a)	4,633	4,397,286
3.85%, 04/26/29 (Call 02/26/29)	2,005	1,872,207
4.29%, 06/13/33 (Call 06/13/32), (1 day SOFR + 1.418%)(c)	3,480	3,236,538
4.60%, 07/26/30 (Call 07/26/29), (1 day SOFR + 1.755%)(c)	3,200	3,086,184
4.71%, 02/01/34 (Call 02/01/33)	3,050	2,933,705
5.83%, 10/25/33 (Call 10/25/32), (1 day SOFR + 2.074%)(c)	7,675	7,992,155
Series J, 1.90%, 01/25/29 (Call 11/25/28)(a)	2,545	2,125,354
Bank of New Zealand, 2.87%, 01/27/32(b)	1,525	1,269,982
Bank of Nova Scotia (The)
2.15%, 08/01/31	4,570	3,621,468
2.45%, 02/02/32	5,825	4,686,564
4.59%, 05/04/37 (Call 02/04/32), (5 year CMT + 2.050%)(c)	6,165	5,393,029
4.85%, 02/01/30	5,795	5,622,173
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	1,654	1,573,763
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30), (1 year CMT + 1.900%)(c)	5,767	4,592,372
2.67%, 03/10/32 (Call 03/10/31), (1 year CMT + 1.200%)(c)	5,653	4,392,981

Security	Par (000)	Value

Banks (continued)
2.89%, 11/24/32 (Call 11/24/31), (1 year CMT + 1.300%)(c)	$9,384	$7,286,019
3.56%, 09/23/35 (Call 09/23/30), (5 year CMT + 2.900%)(c)	5,023	4,004,676
4.84%, 05/09/28 (Call 05/07/27)(a)	10,136	9,497,180
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(c)	9,327	8,881,997
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(c)	8,210	7,605,527
5.75%, 08/09/33 (Call 08/09/32), (1 year CMT + 3.000%)(a)(c)	5,644	5,443,162
7.44%, 11/02/33 (Call 11/02/32), (1 year CMT + 3.500%)(c)	9,334	10,077,363
BNP Paribas SA
2.16%, 09/15/29 (Call 09/15/28), (1 day SOFR + 1.218%)(c)	8,020	6,631,909
2.59%, 08/12/35 (Call 08/12/30), (5 year CMT + 2.050%)(a)(b)(c)	6,737	5,230,560
2.87%, 04/19/32 (Call 04/19/31), (1 day SOFR + 1.387%)(b)(c)	13,982	11,272,402
3.13%, 01/20/33 (Call 01/20/32), (1 day SOFR + 1.561%)(b)(c)	8,525	6,900,738
4.38%, 03/01/33 (Call 03/01/28), (5 year USD Swap + 1.483%)(a)(b)(c)	6,170	5,598,514
4.40%, 08/14/28(a)(b)	12,167	11,489,970
5.20%, 01/10/30 (Call 01/10/29), (3 mo. LIBOR US + 2.567%)(a)(b)(c)	5,431	5,275,246
BPCE SA
2.28%, 01/20/32 (Call 01/20/31), (1 day SOFR + 1.312%)(b)(c)	7,142	5,468,689
2.70%, 10/01/29(a)(b)	4,632	3,950,610
3.12%, 10/19/32 (Call 10/19/31), (1 day SOFR + 1.730%)(b)(c)	6,177	4,773,183
4.63%, 09/12/28(a)(b)	3,584	3,370,372
5.75%, 07/19/33 (Call 07/19/32), (1 day SOFR + 2.865%)(b)(c)	5,625	5,491,820
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)(a)	5,510	4,857,543
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (1 day SOFR + 1.177%)(c)	9,045	7,137,331
2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(c)	15,823	12,705,458
2.57%, 06/03/31 (Call 06/03/30), (1 day SOFR + 2.107%)(c)	19,355	15,877,345
2.67%, 01/29/31 (Call 01/29/30), (1 day SOFR + 1.146%)(c)	11,924	9,921,404
2.98%, 11/05/30 (Call 11/05/29), (1 day SOFR + 1.422%)(c)	12,389	10,545,893
3.06%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.351%)(c)	16,315	13,394,858
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(c)	15,780	13,718,514
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(c)	13,940	12,713,337
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)(c)	10,907	10,152,847
4.13%, 07/25/28(a)	12,141	11,362,374
4.41%, 03/31/31 (Call 03/31/30), (1 day SOFR + 3.914%)(c)	21,121	19,632,638

170	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.91%, 05/24/33 (Call 05/24/32), (1 day SOFR + 2.086%)(a)(c)	$13,085	$12,400,438
6.27%, 11/17/33 (Call 11/17/32), (1 day SOFR + 2.338%)(c)	14,485	15,169,677
6.63%, 06/15/32(a)	6,264	6,619,671
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)(a)	1,864	1,543,011
2.64%, 09/30/32 (Call 07/02/32)	935	712,258
3.25%, 04/30/30 (Call 01/30/30)(a)	5,906	5,159,385
5.64%, 05/21/37 (Call 05/21/32), (5 year CMT + 2.750%)(c)	2,335	2,194,118
Comerica Bank, 5.33%, 08/25/33 (Call 08/25/32), (1 day SOFR + 2.610%)(a)(c)	2,010	1,937,110
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)(a)	2,327	2,170,200
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,618	3,677,603
2.69%, 03/11/31(b)	8,752	6,894,032
3.61%, 09/12/34 (Call 09/12/29), (5 year CMT + 2.050%)(b)(c)	6,100	5,151,497
3.78%, 03/14/32(b)	7,145	5,998,673
3.90%, 03/16/28(a)(b)	3,603	3,441,212
Cooperatieve Rabobank UA, 3.76%, 04/06/33 (Call 04/06/32), (1 year CMT + 1.420%)(b)(c)	4,940	4,295,639
Credit Agricole SA
3.25%, 01/14/30(a)(b)	6,282	5,323,643
5.30%, 07/12/28	983	977,631
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31), (1 day SOFR + 1.730%)(b)(c)	15,776	11,100,555
4.19%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.730%)(b)(c)	15,820	12,546,469
6.54%, 08/12/33 (Call 08/12/32), (1 day SOFR + 3.920%)(b)(c)	14,945	13,420,465
9.02%, 11/15/33 (Call 11/15/32), (1 day SOFR + 5.020%)(b)(c)	10,923	11,471,090
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	1,305	1,223,234
Deutsche Bank AG, 7.08%, 02/10/34 (Call 02/10/33), (1 day SOFR + 3.650%)(c)	7,650	7,455,601
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31), (1 day SOFR + 1.718%)(c)	4,995	3,935,169
3.55%, 09/18/31 (Call 09/18/30), (1 day SOFR + 3.043%)(a)(c)	8,433	7,038,021
3.73%, 01/14/32 (Call 01/14/31), (1 day SOFR + 2.757%)(a)(c)	6,720	5,270,661
3.74%, 01/07/33 (Call 10/07/31), (1 day SOFR + 2.257%)(a)(c)	6,345	4,861,368
5.88%, 07/08/31 (Call 04/08/30), (1 day SOFR + 5.438%)(a)(c)	2,000	1,836,198
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)(a)	3,318	2,704,355
4.65%, 09/13/28 (Call 06/13/28)(a)	6,345	6,040,870
Fifth Third Bancorp
3.95%, 03/14/28 (Call 02/14/28)(a)	1,645	1,559,565
4.34%, 04/25/33 (Call 04/05/32), (1 day SOFR + 1.660%)(a)(c)	3,090	2,858,165
4.77%, 07/28/30 (Call 07/28/29), (1 day SOFR + 2.127%)(c)	7,855	7,530,089
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	1,751	1,751,932
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	959	982,408

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (1 day SOFR + 1.090%)(c)	$14,396	$11,060,667
2.38%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.248%)(c)	22,286	17,503,873
2.60%, 02/07/30 (Call 11/07/29)(a)	11,215	9,433,619
2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(c)	20,749	16,663,558
2.65%, 10/21/32 (Call 10/21/31), (1 day SOFR + 1.264%)(c)	15,452	12,320,416
3.10%, 02/24/33 (Call 02/24/32), (1 day SOFR + 1.410%)(c)	21,475	17,701,049
3.80%, 03/15/30 (Call 12/15/29)(a)	13,597	12,338,973
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(c)	14,223	13,055,385
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(c)	19,569	18,320,037
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30), (3 mo. LIBOR US + 4.980%)(b)(c)(d)	3,900	4,833,084
HSBC Holdings PLC
2.21%, 08/17/29 (Call 08/17/28), (1 day SOFR + 1.285%)(c)	10,800	8,952,691
2.36%, 08/18/31 (Call 08/18/30), (1 day SOFR + 1.947%)(a)(c)	7,921	6,254,669
2.80%, 05/24/32 (Call 05/24/31), (1 day SOFR + 1.187%)(c)	17,328	13,832,195
2.85%, 06/04/31 (Call 06/04/30), (1 day SOFR + 2.387%)(c)	8,318	6,842,796
2.87%, 11/22/32 (Call 11/22/31), (1 day SOFR + 1.410%)(c)	10,319	8,174,264
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)(c)	15,952	14,292,888
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(c)	16,113	15,140,324
4.76%, 03/29/33 (Call 03/29/32), (1 day SOFR + 2.530%)(a)(c)	9,140	8,211,923
4.95%, 03/31/30	13,474	12,982,800
5.40%, 08/11/33 (Call 08/11/32), (1 day SOFR + 2.870%)(a)(c)	12,909	12,372,389
7.63%, 05/17/32(a)	2,230	2,433,358
8.11%, 11/03/33 (Call 11/03/32), (1 day SOFR + 4.250%)(c)	10,572	11,670,134
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31), (5 year CMT + 1.170%)(c)	2,566	1,888,992
5.02%, 05/17/33 (Call 05/17/32), (1 day SOFR + 2.050%)(a)(c)	1,525	1,460,685
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	3,532	2,955,971
Huntington National Bank (The), 5.65%, 01/10/30 (Call 11/10/29)	6,135	6,189,489
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1 day SOFR + 1.316%)(c)	4,089	3,298,589
4.05%, 04/09/29(a)	4,798	4,442,065
4.25%, 03/28/33 (Call 03/28/32), (1 day SOFR + 2.070%)(c)	5,000	4,494,087
4.55%, 10/02/28	6,537	6,241,753
Intesa Sanpaolo SpA, 8.25%, 11/21/33 (Call 11/21/32), (1 year CMT + 4.400%)(a)(b)(c)	8,300	8,736,471

S C H E D U L E O F I N V E S T M E N T S	171

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (3 mo. SOFR + 1.105%)(a)(c)	$7,756	$5,963,040
1.95%, 02/04/32 (Call 02/04/31), (1 day SOFR + 1.065%)(c)	16,348	12,694,986
2.07%, 06/01/29 (Call 06/01/28), (1 day SOFR + 1.015%)(c)	11,348	9,568,251
2.52%, 04/22/31 (Call 04/22/30), (1 day SOFR + 2.040%)(a)(c)	15,051	12,444,866
2.55%, 11/08/32 (Call 11/08/31), (1 day SOFR + 1.180%)(c)	16,298	13,030,859
2.58%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.250%)(c)	19,010	15,404,217
2.74%, 10/15/30 (Call 10/15/29), (1 day SOFR + 1.510%)(c)	19,507	16,454,100
2.96%, 05/13/31 (Call 05/13/30), (1 day SOFR + 2.515%)(a)(c)	16,452	13,816,471
2.96%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.260%)(a)(c)	18,942	15,607,074
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)(c)	13,464	12,146,591
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(c)	12,662	11,765,073
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(c)	13,653	12,799,266
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(c)	12,758	12,089,825
4.49%, 03/24/31 (Call 03/24/30), (3 mo. SOFR + 3.790%)(a)(c)	15,574	14,694,187
4.57%, 06/14/30 (Call 06/14/29), (1 day SOFR + 1.750%)(a)(c)	10,650	10,129,034
4.59%, 04/26/33 (Call 04/26/32), (1 day SOFR + 1.800%)(c)	13,635	12,707,538
4.91%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.080%)(a)(c)	23,950	22,932,365
5.72%, 09/14/33 (Call 09/14/32), (1 day SOFR + 2.580%)(a)(c)	18,761	18,642,632
8.75%, 09/01/30(a)	1,245	1,461,228
KeyBank NA/Cleveland OH
3.90%, 04/13/29 (Call 03/13/29)	1,753	1,577,836
4.90%, 08/08/32	4,635	4,361,723
5.00%, 01/26/33 (Call 10/26/32)	4,845	4,658,595
KeyCorp
2.55%, 10/01/29(a)	6,570	5,557,300
4.10%, 04/30/28(a)	3,422	3,246,795
4.79%, 06/01/33 (Call 06/01/32), (1 day SOFR + 2.060%)(c)	3,735	3,500,467
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(a)(b)	4,670	4,392,467
Kookmin Bank, 2.50%, 11/04/30(b)	980	790,188
Lloyds Banking Group PLC
4.38%, 03/22/28(a)	6,871	6,497,682
4.55%, 08/16/28	7,177	6,798,149
4.98%, 08/11/33 (Call 08/11/32), (1 year CMT + 2.300%)(a)(c)	5,555	5,173,996
7.95%, 11/15/33 (Call 11/15/32), (1 year CMT + 3.750%)(c)	5,715	6,257,664
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33)	6,520	6,221,843

Security	Par (000)	Value

Banks (continued)
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31), (5 year CMT + 1.700%)(b)(c)	$3,710	$2,819,157
3.62%, 06/03/30(a)(b)	3,828	3,233,957
6.79%, 01/18/33(b)	6,180	6,239,263
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31), (1 day SOFR + 1.440%)(b)(c)	4,250	3,368,208
2.87%, 01/14/33 (Call 01/14/32), (3 mo. SOFR + 1.532%)(b)(c)	7,433	5,891,545
4.44%, 06/21/33 (Call 06/21/32), (1 day SOFR + 2.405%)(a)(b)(c)	4,290	3,895,321
4.65%, 03/27/29 (Call 03/27/28), (3 mo. LIBOR US + 1.727%)(a)(b)(c)	2,235	2,138,632
5.03%, 01/15/30 (Call 01/15/29), (3 mo. LIBOR US + 1.750%)(a)(b)(c)	4,371	4,261,233
5.49%, 11/09/33 (Call 11/09/32), (1 day SOFR + 2.865%)(a)(b)(c)	4,630	4,577,239
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	6,756	5,382,558
2.31%, 07/20/32 (Call 07/20/31), (1 year CMT + 0.950%)(c)	10,712	8,363,504
2.49%, 10/13/32 (Call 10/13/31), (1 year CMT + 0.970%)(c)	4,492	3,537,066
2.56%, 02/25/30(a)	6,884	5,755,275
2.85%, 01/19/33 (Call 01/19/32), (1 year CMT + 1.100%)(a)(c)	5,430	4,383,589
3.20%, 07/18/29	10,099	8,867,460
3.74%, 03/07/29	8,949	8,190,734
3.96%, 03/02/28(a)	6,675	6,283,338
4.05%, 09/11/28(a)	4,857	4,651,176
4.32%, 04/19/33 (Call 04/19/32), (1 year CMT + 1.550%)(a)(c)	2,415	2,195,936
5.13%, 07/20/33 (Call 07/20/32), (1 year CMT + 2.125%)(c)	6,825	6,589,696
5.44%, 02/22/34 (Call 02/22/33)	3,550	3,489,313
5.47%, 09/13/33 (Call 09/13/32), (1 year CMT + 2.125%)(a)(c)	4,565	4,518,141
5.48%, 02/22/31 (Call 02/22/30), (1 year CMT + 1.530%)(c)	1,755	1,737,475
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30), (1 day SOFR + 1.532%)(c)	4,475	3,467,729
2.17%, 05/22/32 (Call 05/22/31), (1 year CMT + 0.870%)(c)	3,293	2,538,263
2.20%, 07/10/31 (Call 07/10/30), (1 day SOFR + 1.772%)(a)(c)	6,196	4,907,834
2.26%, 07/09/32 (Call 07/09/31), (1 year CMT + 0.900%)(a)(c)	2,380	1,841,949
2.56%, 09/13/31	5,535	4,308,313
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(c)	3,743	3,063,329
2.87%, 09/13/30 (Call 09/13/29), (1 day SOFR + 1.572%)(c)	2,804	2,358,277
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(c)	4,327	3,730,412
3.26%, 05/22/30 (Call 05/22/29), (1 year CMT + 1.250%)(a)(c)	4,160	3,651,172
4.02%, 03/05/28(a)	5,139	4,838,062

172	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(c)	$5,933	$5,534,754
5.67%, 09/13/33 (Call 09/13/32), (1 year CMT + 2.400%)(c)	2,550	2,552,189
5.74%, 05/27/31 (Call 05/27/30), (1 year CMT + 1.650%)(c)	3,000	2,995,616
5.75%, 05/27/34 (Call 05/27/33)	3,000	2,985,159
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (1 day SOFR + 1.034%)(c)	15,416	11,732,462
1.93%, 04/28/32 (Call 04/28/31), (1 day SOFR + 1.020%)(c)	13,765	10,514,162
2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(c)	19,150	14,895,881
2.48%, 09/16/36 (Call 09/16/31), (1 day SOFR + 1.360%)(c)	17,707	13,209,642
2.51%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.200%)(c)	13,979	11,064,147
2.70%, 01/22/31 (Call 01/22/30), (1 day SOFR + 1.143%)(c)	19,409	16,214,421
2.94%, 01/21/33 (Call 01/21/32), (1 day SOFR + 1.290%)(a)(c)	13,977	11,437,374
3.62%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.120%)(c)	16,591	14,690,852
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(c)	16,096	15,152,013
4.89%, 07/20/33 (Call 07/20/32), (1 day SOFR + 2.076%)(a)(c)	12,995	12,338,944
5.30%, 04/20/37 (Call 04/20/32), (1 day SOFR + 2.620%)(c)	11,060	10,305,714
6.34%, 10/18/33 (Call 10/18/32), (1 day SOFR + 2.560%)(c)	15,420	16,255,843
7.25%, 04/01/32	5,710	6,459,681
National Australia Bank Ltd.
2.33%, 08/21/30(b)	8,624	6,715,803
2.99%, 05/21/31(b)	5,890	4,717,542
3.35%, 01/12/37 (Call 01/12/32), (5 year CMT + 1.700%)(a)(b)(c)	5,540	4,424,513
3.93%, 08/02/34 (Call 08/02/29), (5 year CMT + 1.880%)(a)(b)(c)	6,978	6,052,400
6.43%, 01/12/33(a)	7,570	7,649,819
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30), (5 year CMT + 2.350%)(c)	3,947	3,051,520
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)(c)	5,227	4,819,919
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(c)	10,106	9,660,155
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(c)	10,059	9,630,113
6.02%, 03/02/34 (Call 03/02/33)	2,000	2,002,580
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28), (5 year USD Swap + 1.690%)(b)(c)	1,166	1,066,234
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	6,790	5,478,855
5.07%, 09/14/32(a)(b)	2,210	2,242,700
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	4,340	3,551,596
3.15%, 05/03/29 (Call 02/03/29)	2,410	2,184,510
3.65%, 08/03/28 (Call 05/03/28)(a)	2,815	2,656,909

Security	Par (000)	Value

Banks (continued)
6.13%, 11/02/32 (Call 08/02/32)(a)	$5,755	$6,071,156
PNC Bank NA
2.70%, 10/22/29	5,358	4,548,799
4.05%, 07/26/28	7,978	7,528,514
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1 day SOFR + 0.979%)(a)(c)	3,265	2,652,067
2.55%, 01/22/30 (Call 10/24/29)(a)	12,362	10,513,461
3.45%, 04/23/29 (Call 01/23/29)(a)	9,692	8,903,166
4.63%, 06/06/33 (Call 06/06/32), (1 day SOFR + 1.850%)(a)(c)	3,545	3,292,547
5.07%, 01/24/34 (Call 01/24/33), (1 day SOFR + 1.933%)(c)	8,635	8,349,595
6.04%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.140%)(c)	7,350	7,638,413
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)(a)	2,249	1,885,383
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(e)	30	32,470
Royal Bank of Canada
2.30%, 11/03/31	9,961	7,993,004
3.88%, 05/04/32	5,865	5,285,162
5.00%, 02/01/33	7,325	7,155,250
Santander UK Group Holdings PLC, 2.90%, 03/15/32 (Call 03/15/31), (1 day SOFR + 1.475%)(c)	3,630	2,884,268
Shinhan Bank Co. Ltd.
4.00%, 04/23/29(b)	1,695	1,534,738
4.38%, 04/13/32(a)(b)	700	637,254
Societe Generale SA
2.89%, 06/09/32 (Call 06/09/31), (1 year CMT + 1.300%)(a)(b)(c)	7,429	5,914,616
3.00%, 01/22/30(a)(b)	6,532	5,407,826
3.34%, 01/21/33 (Call 01/21/32), (1 year CMT + 1.600%)(b)(c)	6,075	4,921,179
3.65%, 07/08/35 (Call 07/08/30), (5 year CMT + 3.000%)(a)(b)(c)	1,800	1,446,552
4.75%, 09/14/28(a)(b)	2,782	2,652,382
6.22%, 06/15/33 (Call 06/15/32), (1 year CMT + 3.200%)(b)(c)	6,970	6,619,656
6.69%, 01/10/34 (Call 01/10/33), (1 year CMT + 2.950%)(b)(c)	6,115	6,238,121
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,950	2,179,938
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31), (1 year CMT + 1.200%)(b)(c)	6,595	5,231,941
3.27%, 02/18/36 (Call 11/18/30), (5 year CMT + 2.300%)(b)(c)	6,590	5,308,199
3.60%, 01/12/33 (Call 01/12/32), (1 year CMT + 1.900%)(b)(c)	3,740	3,071,730
4.31%, 05/21/30 (Call 05/21/29), (3 mo. LIBOR US + 1.910%)(a)(b)(c)	5,276	4,843,474
4.64%, 04/01/31 (Call 04/01/30), (1 year CMT + 3.850%)(b)(c)	9,313	8,751,374
4.87%, 03/15/33 (Call 03/15/28), (5 year USD ICE Swap + 1.970%)(a)(b)(c)	3,064	2,837,183
State Street Corp.
2.20%, 03/03/31(a)	5,264	4,236,019
2.40%, 01/24/30(a)	3,751	3,207,440
2.62%, 02/07/33 (Call 02/07/32), (1 day SOFR + 1.002%)(a)(c)	3,405	2,797,024

S C H E D U L E O F I N V E S T M E N T S	173

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.03%, 11/01/34 (Call 11/01/29), (1 day SOFR + 1.490%)(a)(c)	$2,330	$1,991,804
3.15%, 03/30/31 (Call 03/30/30), (1 day SOFR + 2.650%)(c)	2,212	1,940,815
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(c)	2,121	2,018,361
4.16%, 08/04/33 (Call 08/04/32), (1 day SOFR + 1.726%)(c)	3,685	3,381,489
4.42%, 05/13/33 (Call 05/13/32), (1 day SOFR + 1.605%)(c)	4,175	3,948,711
4.82%, 01/26/34 (Call 01/26/33)	1,740	1,677,482
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	3,175	2,422,638
1.90%, 09/17/28(a)	10,670	8,860,948
2.13%, 07/08/30	7,708	6,154,623
2.14%, 09/23/30	5,053	3,974,421
2.22%, 09/17/31	4,945	3,856,671
2.47%, 01/14/29(a)	3,215	2,730,930
2.72%, 09/27/29	2,932	2,462,199
2.75%, 01/15/30(a)	6,566	5,542,832
3.04%, 07/16/29(a)	13,136	11,376,850
3.20%, 09/17/29(a)	2,744	2,344,754
3.94%, 07/19/28	3,837	3,588,569
4.31%, 10/16/28(a)	3,477	3,290,266
5.71%, 01/13/30(a)	3,405	3,431,178
5.77%, 01/13/33(a)	9,960	10,040,968
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	4,295	3,189,598
2.10%, 05/15/28 (Call 03/15/28)(a)	1,327	1,115,152
3.13%, 06/05/30 (Call 03/05/30)(a)	3,237	2,731,035
4.57%, 04/29/33 (Call 04/29/32), (1 day SOFR + 1.967%)(a)(c)	2,970	2,681,345
Toronto-Dominion Bank (The)
2.00%, 09/10/31	6,481	5,093,212
2.45%, 01/12/32	4,724	3,823,666
3.20%, 03/10/32	9,585	8,228,395
4.46%, 06/08/32	9,030	8,499,367
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	6,366	5,253,574
Truist Financial Corp.
1.89%, 06/07/29 (Call 06/07/28), (1 day SOFR + 0.862%)(a)(c)	6,370	5,364,033
1.95%, 06/05/30 (Call 03/05/30)	3,233	2,613,465
3.88%, 03/19/29 (Call 02/19/29)(a)	4,323	4,014,947
4.92%, 07/28/33 (Call 07/28/32), (1 day SOFR + 2.240%)(c)	5,820	5,493,364
5.12%, 01/26/34 (Call 01/26/33)	1,765	1,717,439
6.12%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.300%)(c)	3,800	3,983,397
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	8,538	6,617,880
2.49%, 11/03/36 (Call 11/03/31), (5 year CMT + 0.950%)(c)	5,745	4,424,914
2.68%, 01/27/33 (Call 01/27/32), (1 day SOFR + 1.020%)(a)(c)	5,310	4,391,530
3.00%, 07/30/29 (Call 04/30/29)	7,931	6,952,700
3.90%, 04/26/28 (Call 03/26/28)(a)	4,667	4,453,803
4.84%, 02/01/34 (Call 02/01/33)	5,650	5,408,522
4.97%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.110%)(c)	7,015	6,690,761

Security	Par (000)	Value

Banks (continued)
5.85%, 10/21/33 (Call 10/21/32), (1 day SOFR + 2.090%)(c)	$7,655	$7,891,490
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31), (1 year CMT + 1.000%)(a)(b)(c)	9,854	7,569,397
2.75%, 02/11/33 (Call 02/11/32), (1 year CMT + 1.100%)(b)(c)	8,135	6,392,971
3.13%, 08/13/30 (Call 08/13/29), (3 mo. LIBOR US + 1.468%)(b)(c)	7,144	6,113,247
4.25%, 03/23/28 (Call 03/23/27)(b)	8,525	8,039,267
4.99%, 08/05/33 (Call 08/05/32), (1 year CMT + 2.400%)(b)(c)	7,660	7,170,405
5.96%, 01/12/34 (Call 01/12/33)	13,325	13,342,943
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31), (1 year CMT + 1.550%)(b)(c)	5,096	3,989,964
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	1,128	1,028,998
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30), (1 day SOFR + 1.262%)(c)	17,454	14,528,000
2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(c)	20,035	17,072,087
3.35%, 03/02/33 (Call 03/02/32), (1 day SOFR + 1.500%)(c)	20,700	17,501,922
4.15%, 01/24/29 (Call 10/24/28)	15,108	14,153,344
4.48%, 04/04/31 (Call 04/04/30), (1 day SOFR + 4.032%)(c)	14,297	13,446,700
4.90%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.100%)(c)	20,870	19,933,699
Series B, 7.95%, 11/15/29(a)	315	346,095
Westpac Banking Corp.
1.95%, 11/20/28	8,870	7,576,972
2.15%, 06/03/31(a)	8,128	6,776,351
2.65%, 01/16/30(a)	5,997	5,251,527
2.67%, 11/15/35 (Call 11/15/30), (5 year CMT + 1.750%)(c)	7,097	5,449,574
3.02%, 11/18/36 (Call 11/18/31), (5 year CMT + 1.530%)(c)	6,845	5,253,009
4.11%, 07/24/34 (Call 07/24/29), (5 year CMT + 2.000%)(a)(c)	6,392	5,653,005
5.41%, 08/10/33 (Call 08/10/32), (1 year CMT + 2.680%)(c)	4,825	4,620,121
Wintrust Financial Corp., 4.85%, 06/06/29	1,093	998,186
Woori Bank, 5.13%, 08/06/28(b)	492	474,426
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)(a)	2,210	1,837,177

		2,430,416,993

Beverages — 1.9%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	10,002	9,108,271
4.00%, 04/13/28 (Call 01/13/28)(a)	12,348	11,789,650
4.75%, 01/23/29 (Call 10/23/28)	23,940	23,533,848
4.90%, 01/23/31 (Call 10/23/30)(a)	4,248	4,248,456
Bacardi Ltd., 4.70%, 05/15/28 (Call 02/15/28)(b)	3,490	3,380,465
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	3,935	3,056,360
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(b)	1,000	828,500
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	5,937	4,968,914
1.38%, 03/15/31(a)	7,813	6,081,326
1.50%, 03/05/28	3,419	2,963,191

174	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
1.65%, 06/01/30(a)	$8,327	$6,751,026
2.00%, 03/05/31	3,857	3,164,455
2.13%, 09/06/29(a)	5,781	4,949,196
2.25%, 01/05/32(a)	10,231	8,444,877
3.45%, 03/25/30(a)	7,208	6,628,974
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	825	625,878
2.75%, 01/22/30 (Call 10/22/29)(a)	5,754	4,971,988
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	5,950	4,684,749
2.88%, 05/01/30 (Call 02/01/30)(a)	3,522	2,991,155
3.15%, 08/01/29 (Call 05/01/29)	4,672	4,097,438
4.65%, 11/15/28 (Call 08/15/28)	3,175	3,072,268
4.75%, 05/09/32 (Call 02/09/32)	4,295	4,085,227
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	6,431	5,290,309
2.13%, 04/29/32 (Call 01/29/32)(a)	3,285	2,615,822
2.38%, 10/24/29 (Call 07/24/29)	4,959	4,195,438
3.88%, 05/18/28 (Call 02/18/28)(a)	2,229	2,123,171
5.50%, 01/24/33 (Call 10/24/32)	2,115	2,193,434
JDE Peet’s NV, 2.25%, 09/24/31 (Call 06/24/31)(a)(b)	2,879	2,195,170
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	2,494	1,999,366
3.20%, 05/01/30 (Call 02/01/30)	3,961	3,446,008
3.95%, 04/15/29 (Call 02/15/29)(a)	5,680	5,251,131
4.05%, 04/15/32 (Call 01/15/32)(a)	4,935	4,466,190
4.60%, 05/25/28 (Call 02/25/28)	5,710	5,540,716
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	3,779	2,967,273
1.63%, 05/01/30 (Call 02/01/30)	6,256	5,082,180
1.95%, 10/21/31 (Call 07/21/31)	6,397	5,152,255
2.63%, 07/29/29 (Call 04/29/29)(a)	6,882	6,077,484
2.75%, 03/19/30 (Call 12/19/29)	8,266	7,284,864
3.90%, 07/18/32 (Call 04/18/32)(a)	6,675	6,277,635
4.45%, 02/15/33 (Call 11/15/32)(a)	5,680	5,586,465
7.00%, 03/01/29(a)	1,897	2,117,377
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	2,710	2,264,025
1.63%, 04/01/31 (Call 01/01/30)(b)	4,745	3,642,461

		210,194,986

Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)(a)	6,672	5,583,406
2.00%, 01/15/32 (Call 10/15/31)	4,931	3,812,464
2.30%, 02/25/31 (Call 11/25/30)(a)	5,260	4,265,942
2.45%, 02/21/30 (Call 11/21/29)(a)	6,849	5,748,198
3.00%, 02/22/29 (Call 12/22/28)	3,080	2,740,537
3.35%, 02/22/32 (Call 11/22/31)	6,090	5,280,876
4.05%, 08/18/29 (Call 06/18/29)	7,147	6,662,841
4.20%, 03/01/33 (Call 12/01/32)(a)	8,920	8,203,030
5.25%, 03/02/30 (Call 01/02/30)	10,620	10,568,199
5.25%, 03/02/33 (Call 12/02/32)	17,910	17,785,221
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	9,531	7,716,404
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)(a)	4,245	3,702,066
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	2,350	2,193,305
4.25%, 04/27/32 (Call 01/27/32)(a)(b)	5,355	5,017,533
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	5,430	4,296,769
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	2,664	2,129,376

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)(a)	$6,587	$5,128,345
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)	3,395	2,581,222
2.20%, 09/02/30 (Call 06/02/30)(a)	5,933	4,653,465

		108,069,199

Building Materials — 0.5%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	4,239	3,499,467
2.72%, 02/15/30 (Call 11/15/29)(a)	11,097	9,364,297
CRH America Finance Inc., 3.95%, 04/04/28 (Call 01/04/28)(a)(b)	4,493	4,230,232
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	3,853	3,017,115
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	4,231	3,604,931
4.00%, 03/25/32 (Call 12/25/31)	1,890	1,642,398
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(a)(b)	50	41,654
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	4,964	3,969,642
2.00%, 09/16/31 (Call 06/16/31)(a)	1,002	791,131
4.90%, 12/01/32 (Call 09/01/32)(a)	1,260	1,239,883
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	3,187	2,542,539
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	3,342	2,763,391
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	2,330	1,814,989
2.00%, 02/15/31 (Call 11/15/30)	2,740	2,121,145
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	2,257	1,969,983
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	1,777	1,611,420
3.95%, 08/15/29 (Call 05/15/29)(a)	2,759	2,533,389
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	3,234	3,037,438
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	3,731	3,435,619
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	2,035	1,607,407
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	4,453	3,951,301

		58,789,371

Chemicals — 1.7%
Air Liquide Finance SA, 2.25%, 09/10/29 (Call 06/10/29)(b)	3,348	2,799,286
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	5,946	4,970,073
4.80%, 03/03/33 (Call 12/03/32)	6,310	6,285,989
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	3,785	3,597,660
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(a)(b)	3,240	2,608,200
4.25%, 09/18/29 (Call 06/18/29)(b)	150	133,875
Bayport Polymers LLC, 5.14%, 04/14/32 (Call 01/14/32)(b)	1,030	939,856
Braskem Netherlands Finance BV
4.50%, 01/31/30(a)(b)	5,690	4,793,979
7.25%, 02/13/33 (Call 11/13/32)(b)	5,000	4,878,400
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)(a)	1,941	1,745,918
5.00%, 06/30/32 (Call 03/30/32)(a)	2,517	2,375,454
Celanese U.S. Holdings LLC
6.33%, 07/15/29 (Call 05/15/29)(a)	3,750	3,678,404

S C H E D U L E O F I N V E S T M E N T S	175

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
6.38%, 07/15/32 (Call 04/15/32)(a)	$5,635	$5,467,362
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.70%, 06/01/28 (Call 03/01/28)(a)(b)	2,963	2,776,126
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	3,976	3,210,039
4.80%, 11/30/28 (Call 08/30/28)(a)	3,747	3,676,452
6.30%, 03/15/33 (Call 12/15/32)(a)	950	1,006,471
7.38%, 11/01/29	4,966	5,514,530
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	12,285	12,084,953
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)(a)	3,590	3,430,026
5.75%, 03/08/33 (Call 12/08/32)	2,035	2,024,063
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	3,530	2,697,862
2.13%, 02/01/32 (Call 11/01/31)(a)	3,825	3,052,273
4.80%, 03/24/30 (Call 12/24/29)(a)	4,673	4,617,507
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	2,739	2,301,828
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(b)	3,395	2,968,377
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	3,095	2,736,446
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)(b)	4,240	3,421,206
4.40%, 03/30/32 (Call 09/30/31)(b)	2,000	1,772,515
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	2,701	2,149,003
4.50%, 05/01/29 (Call 02/01/29)(a)	4,960	4,518,955
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	6,993	5,399,341
4.45%, 09/26/28 (Call 06/26/28)	1,958	1,823,005
LG Chem Ltd.
2.38%, 07/07/31(b)	2,695	2,162,309
3.63%, 04/15/29(b)	1,085	995,631
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)(a)	4,393	3,395,722
LYB International Finance III LLC, 2.25%, 10/01/30 (Call 07/01/30)(a)	2,847	2,275,828
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,180	3,242,099
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	2,373	1,906,978
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	3,256	2,778,934
4.20%, 04/01/29 (Call 01/01/29)	4,327	4,081,425
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31 (Call 02/11/31)(b)	2,780	2,189,250
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)(a)	1,629	1,365,511
2.80%, 08/15/29 (Call 05/15/29)	2,092	1,799,153
3.75%, 03/15/28 (Call 12/15/27)	3,988	3,759,414
Rohm & Haas Co., 7.85%, 07/15/29(a)	2,688	2,978,324
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	2,125	1,674,340
4.55%, 03/01/29 (Call 12/01/28)(a)	2,465	2,280,884
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,461	4,348,226
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	3,200	2,500,866
2.30%, 05/15/30 (Call 02/15/30)(a)	3,944	3,244,670
2.95%, 08/15/29 (Call 05/15/29)(a)	5,288	4,583,673
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(a)(b)	2,390	2,247,602
Syngenta Finance NV, 5.18%, 04/24/28 (Call 01/24/28)	2,000	1,914,101

Security	Par (000)	Value

Chemicals (continued)
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	$1,766	$1,525,357
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	4,037	3,302,573
4.75%, 06/01/28 (Call 03/01/28)(b)	5,120	4,819,548
7.38%, 11/14/32 (Call 08/14/32)(a)(b)	2,355	2,533,527

		183,361,379

Closed-end Funds — 0.0%
Pershing Square Holdings Ltd., 3.25%, 11/15/30 (Call 08/15/30)(b)	1,000	773,850

Commercial Services — 1.6%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	1,430	1,067,945
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,035	1,325,544
4.38%, 07/03/29(b)	3,195	2,442,549
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(b)	3,640	2,794,925
4.00%, 05/01/28 (Call 05/01/23)(b)	2,168	1,981,799
4.25%, 11/01/29 (Call 11/01/24)(b)	3,812	3,446,816
5.50%, 08/11/32 (Call 05/11/32)(b)	4,224	4,050,330
5.55%, 05/30/33 (Call 02/28/33)	2,500	2,395,582
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	5,328	4,187,488
1.70%, 05/15/28 (Call 03/15/28)	4,634	4,005,792
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,634	2,244,884
3.88%, 08/15/30 (Call 05/15/30)	4,870	4,266,835
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)(a)	2,880	2,671,743
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	5,281	4,352,632
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	2,530	2,339,978
4.85%, 09/26/28(b)	4,338	4,267,863
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	802	663,688
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)(a)	5,870	4,626,462
3.10%, 05/15/30 (Call 02/15/30)	2,915	2,482,177
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	3,771	3,142,786
4.25%, 02/01/29 (Call 11/01/28)(a)(b)	2,595	2,381,198
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)(a)	5,396	4,440,343
2.90%, 11/15/31 (Call 08/15/31)(a)	4,333	3,436,092
3.20%, 08/15/29 (Call 05/15/29)	6,994	5,946,732
4.45%, 06/01/28 (Call 03/01/28)	2,128	1,987,172
5.30%, 08/15/29 (Call 06/15/29)	3,068	2,959,686
5.40%, 08/15/32 (Call 05/15/32)(a)	3,755	3,589,088
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	2,333	1,780,513
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)	295	294,384
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	2,743	2,162,637
4.25%, 02/01/29 (Call 11/01/28)(a)	2,297	2,183,918
4.25%, 08/08/32 (Call 05/08/32)(a)	3,760	3,479,237
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	5,953	4,908,944
2.85%, 10/01/29 (Call 07/01/29)(a)	8,748	7,592,875
4.40%, 06/01/32 (Call 03/01/32)(a)	5,660	5,325,074
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(a)(b)	580	506,558

176	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	$2,155	$1,645,902
2.90%, 10/01/30 (Call 07/01/30)	4,911	4,064,484
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	4,555	3,923,842
4.00%, 03/18/29 (Call 12/18/28)	5,185	4,800,355
4.75%, 05/20/32 (Call 02/20/32)(a)	3,030	2,895,412
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	4,175	3,224,464
2.50%, 12/01/29 (Call 09/01/29)	3,645	3,122,455
2.70%, 03/01/29	6,555	5,756,627
2.90%, 03/01/32	5,285	4,523,483
4.25%, 05/01/29	6,630	6,292,129
4.75%, 08/01/28	6,120	6,070,110
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(a)(b)	2,978	2,403,286
Transurban Finance Co. Pty Ltd., 2.45%, 03/16/31 (Call 12/16/30)(b)	4,828	3,818,841
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	4,578	3,578,408
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	785	605,812
United Rentals North America Inc., 6.00%, 12/15/29 (Call 12/15/25)(b)	7,120	7,120,000
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	3,815	3,520,768
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)(a)	1,411	1,144,839

		180,243,486

Computers — 1.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	3,313	2,737,180
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	7,006	5,505,225
1.40%, 08/05/28 (Call 06/05/28)	11,634	9,826,097
1.65%, 05/11/30 (Call 02/11/30)	9,982	8,151,325
1.65%, 02/08/31 (Call 11/08/30)	14,197	11,382,111
1.70%, 08/05/31 (Call 05/05/31)	5,006	3,983,651
2.20%, 09/11/29 (Call 06/11/29)(a)	8,809	7,568,310
3.25%, 08/08/29 (Call 06/08/29)	7,240	6,658,462
3.35%, 08/08/32 (Call 05/08/32)(a)	8,575	7,731,846
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	769	682,672
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	780	684,271
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	3,707	2,852,429
Dell Inc., 7.10%, 04/15/28(a)	2,200	2,315,500
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)(a)	9,249	8,936,419
5.75%, 02/01/33 (Call 11/01/32)	5,000	4,856,848
6.20%, 07/15/30 (Call 04/15/30)(a)	4,010	4,071,512
DXC Technology Co., 2.38%, 09/15/28
(Call 07/15/28)(a)	3,961	3,316,544
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	2,250	1,794,257
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	6,195	4,870,429
3.40%, 06/17/30 (Call 03/17/30)(a)	4,744	4,048,919
4.00%, 04/15/29 (Call 02/15/29)(a)	5,465	4,967,024
4.20%, 04/15/32 (Call 01/15/32)(a)	6,610	5,684,415
5.50%, 01/15/33 (Call 10/15/32)(a)	3,395	3,207,609
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	8,661	6,981,389
2.72%, 02/09/32 (Call 11/09/31)(a)	2,275	1,887,559
3.50%, 05/15/29	15,821	14,428,726
4.40%, 07/27/32 (Call 04/27/32)(a)	5,300	4,963,794

Security	Par (000)	Value

Computers (continued)
4.75%, 02/06/33 (Call 11/06/32)	$2,000	$1,912,384
5.88%, 11/29/32(a)	2,515	2,632,539
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)(a)	2,124	1,738,628
3.15%, 10/15/31 (Call 07/15/31)	3,491	2,606,330
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,790	3,734,523
4.38%, 05/15/30 (Call 02/15/30)(a)	3,467	3,176,734
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)(b)	4,370	3,574,978
6.54%, 07/27/32 (Call 04/27/32)(b)	3,000	2,921,366
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	3,993	3,334,911
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)(a)	2,421	1,970,351

		171,697,267

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32)(a)	3,010	2,722,096
4.60%, 03/01/33 (Call 12/01/32)	1,048	1,047,137
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	2,918	2,364,854
2.38%, 12/01/29 (Call 09/01/29)	3,425	2,927,398
2.60%, 04/15/30 (Call 01/15/30)(a)	3,747	3,246,975
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/29 (Call 01/24/29)	5,380	4,787,292
3.63%, 03/24/32 (Call 12/24/31)	11,175	9,761,186
Procter & Gamble Co. (The)
1.20%, 10/29/30	7,613	6,004,379
1.95%, 04/23/31(a)	5,703	4,755,526
2.30%, 02/01/32(a)	3,445	2,907,572
3.00%, 03/25/30	8,411	7,626,988
4.05%, 01/26/33	1,410	1,363,877
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)(a)	2,645	2,082,960
1.75%, 08/12/31 (Call 05/12/31)	4,577	3,624,870
2.13%, 09/06/29 (Call 06/06/29)	4,747	3,992,703
3.50%, 03/22/28 (Call 12/22/27)	6,771	6,342,330
5.90%, 11/15/32	3,985	4,315,955

		69,874,098

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(a)(b)	3,098	2,661,079
4.50%, 10/24/28 (Call 07/24/28)(b)	3,816	3,558,363
4.65%, 04/20/32 (Call 01/20/32)(b)	3,645	3,367,182

		9,586,624

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	20,514	17,480,236
3.30%, 01/30/32 (Call 10/30/31)	20,405	16,328,853
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)(a)	2,549	2,158,181
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)(a)	2,448	2,022,522
2.88%, 01/15/32 (Call 10/15/31)(a)	4,390	3,446,379
3.00%, 02/01/30 (Call 11/01/29)	4,996	4,147,224
3.13%, 12/01/30 (Call 09/01/30)	3,195	2,626,908
3.25%, 10/01/29 (Call 07/01/29)(a)	2,881	2,454,273
4.63%, 10/01/28 (Call 07/01/28)	3,181	2,970,607

S C H E D U L E O F I N V E S T M E N T S	177

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	$3,741	$3,047,720
8.00%, 11/01/31 (a)	15,320	16,582,935
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)(a)	6,920	6,557,133
4.42%, 08/03/33 (Call 08/03/32), (1 day SOFR + 1.760%)(c)	6,810	6,370,402
4.99%, 05/26/33 (Call 05/26/32), (1 day SOFR + 2.255%)(c)	3,930	3,766,579
Ameriprise Financial Inc., 4.50%, 05/13/32 (Call 02/13/32)(a)	2,700	2,628,534
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	2,800	2,339,197
Avolon Holdings Funding Ltd., 2.75%, 02/21/28 (Call 12/21/27)(b)	3,556	2,969,142
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	3,330	2,456,161
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	4,040	3,330,544
2.00%, 01/30/32 (Call 10/30/31)(b)	4,585	3,423,631
2.50%, 01/10/30 (Call 10/10/29)(b)	4,031	3,294,702
2.55%, 03/30/32 (Call 12/30/31)(b)	1,330	1,057,210
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	4,629	3,537,835
4.38%, 02/15/32 (Call 11/15/31)(a)(b)	1,375	1,130,399
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	4,185	3,506,935
3.00%, 09/11/29 (Call 06/11/29)(b)	3,234	2,819,531
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	4,035	3,159,149
2.72%, 04/15/31 (Call 01/15/31)	3,520	2,867,120
4.35%, 04/15/30 (Call 01/15/30)(a)	2,472	2,277,728
4.85%, 03/29/29 (Call 12/29/28)(a)	6,249	5,994,643
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (1 day SOFR + 1.337%)(c)	5,236	3,852,440
2.62%, 11/02/32 (Call 11/02/31), (1 day SOFR + 1.265%)(c)	2,092	1,622,433
3.27%, 03/01/30 (Call 03/01/29), (1 day SOFR + 1.790%)(c)	7,035	6,065,495
5.25%, 07/26/30 (Call 07/26/29), (1 day SOFR + 2.600%)(a)(c)	5,995	5,748,391
5.27%, 05/10/33 (Call 05/10/32), (1 day SOFR + 2.370%)(a)(c)	5,705	5,403,173
5.82%, 02/01/34 (Call 02/01/33), (1 day SOFR + 2.600%)(c)	7,290	7,078,797
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,399	2,665,558
3.00%, 03/16/32 (Call 12/16/31)	1,620	1,369,825
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	4,140	3,232,871
1.95%, 12/01/31 (Call 09/01/31)	5,455	4,273,849
2.00%, 03/20/28 (Call 01/20/28)(a)	5,903	5,143,928
2.30%, 05/13/31 (Call 02/13/31)(a)	4,420	3,641,740
2.75%, 10/01/29 (Call 07/01/29)	3,096	2,689,528
2.90%, 03/03/32 (Call 12/03/31)(a)	5,910	4,998,553
3.25%, 05/22/29 (Call 02/22/29)(a)	3,172	2,870,029
4.00%, 02/01/29 (Call 11/01/28)	4,377	4,137,475
4.63%, 03/22/30 (Call 12/22/29)(a)	2,661	2,601,874
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	5,915	4,484,425
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	4,700	3,939,891

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 06/15/28 (Call 03/15/28)(a)	$2,840	$2,710,577
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	4,620	4,750,389
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	4,270	4,411,873
FMR LLC, 7.57%, 06/15/29(a)(b)	1,185	1,274,934
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	5,279	4,086,866
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(b)	1,000	832,574
Jefferies Financial Group Inc., 4.15%, 01/23/30(a)	7,082	6,396,808
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	400	309,855
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)(a)	5,781	4,524,308
Lazard Group LLC
4.38%, 03/11/29 (Call 12/11/28)(a)	2,972	2,783,443
4.50%, 09/19/28 (Call 06/19/28)(a)	2,786	2,625,953
LSEGA Financing PLC
2.00%, 04/06/28 (Call 02/06/28)(b)	5,201	4,442,897
2.50%, 04/06/31 (Call 01/06/31)(b)	6,665	5,546,887
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	3,155	2,572,241
2.00%, 11/18/31 (Call 08/18/31)	4,455	3,604,421
2.95%, 06/01/29 (Call 03/01/29)	5,148	4,630,453
3.35%, 03/26/30 (Call 12/26/29)(a)	8,031	7,357,444
Mitsubishi HC Capital Inc., 3.97%, 04/13/30 (Call 01/13/30)(a)(b)	315	288,661
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33 (Call 11/28/32)	400	398,751
Morgan Stanley, 5.95%, 01/19/38 (Call 01/19/33)	8,515	8,319,818
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)(a)	2,634	2,558,840
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	4,183	3,197,997
Nomura Holdings Inc.
2.17%, 07/14/28	4,403	3,673,370
2.61%, 07/14/31(a)	5,250	4,119,668
2.68%, 07/16/30	5,084	4,129,435
2.71%, 01/22/29	3,420	2,898,344
3.00%, 01/22/32	4,045	3,244,023
3.10%, 01/16/30	6,793	5,749,742
5.61%, 07/06/29(a)	3,715	3,682,376
6.18%, 01/18/33	3,100	3,143,931
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	5,555	5,226,271
ORIX Corp.
2.25%, 03/09/31(a)	3,455	2,793,173
4.00%, 04/13/32(a)	3,390	3,076,573
5.20%, 09/13/32	2,465	2,447,887
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	3,208	3,025,323
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	4,051	3,479,202
6.15%, 12/06/28(a)(b)	2,112	2,109,275
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	2,754	2,643,207
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	2,933	2,561,589
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	4,426	3,329,154
5.15%, 03/19/29 (Call 12/19/28)	3,715	3,495,851
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(b)	966	798,421
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	5,890	4,515,931
2.05%, 04/15/30 (Call 01/15/30)	8,768	7,410,184

178	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)(a)	$1,860	$1,445,906

		369,197,514

Electric — 7.3%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,345	1,177,050
4.88%, 04/23/30(b)	5,659	5,695,195
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	1,035	713,076
3.95%, 02/12/30(b)	4,674	3,362,210
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)(a)	2,568	2,415,178
4.70%, 05/15/32 (Call 02/15/32)(a)	2,990	2,835,823
Series I, 2.10%, 07/01/30 (Call 04/01/30)(a)	3,415	2,752,269
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)	7,635	6,064,749
3.95%, 07/15/30 (Call 04/15/30)(b)	3,211	2,811,230
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)(b)	6,240	5,453,760
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	3,290	2,801,792
3.94%, 09/01/32 (Call 03/01/32)(a)	3,895	3,542,757
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	3,651	2,842,502
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(a)(b)	1,545	1,326,871
4.25%, 06/15/28 (Call 03/15/28)(a)(b)	1,012	940,354
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(a)	2,288	1,950,875
3.50%, 01/15/31 (Call 10/15/30)	3,196	2,809,684
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)(a)	2,759	2,151,289
3.80%, 05/15/28 (Call 02/15/28)	2,005	1,901,574
3.85%, 09/01/32 (Call 06/01/32)(a)	3,825	3,500,600
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	2,468	2,006,446
5.63%, 03/01/33 (Call 12/01/32)	1,672	1,671,078
5.95%, 11/01/32 (Call 08/01/32)	3,525	3,635,178
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	3,423	3,256,289
American Transmission Systems Inc., 2.65%, 01/15/32 (Call 10/15/31)(b)	3,160	2,589,483
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)(a)	2,455	2,291,539
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	2,565	2,123,368
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,435	1,106,953
2.60%, 08/15/29 (Call 05/15/29)(a)	2,671	2,244,588
6.35%, 12/15/32 (Call 09/15/32)(a)	3,150	3,347,661
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	2,093	1,708,818
4.00%, 10/15/28 (Call 07/15/28)	2,524	2,371,916
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	1,230	1,140,586
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)(a)	5,550	5,022,875
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	3,073	2,485,788
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	4,770	3,698,617
3.25%, 04/15/28 (Call 01/15/28)(a)	2,579	2,381,762
3.70%, 07/15/30 (Call 04/15/30)	6,547	6,017,499
8.48%, 09/15/28	695	812,760

Security	Par (000)	Value

Electric (continued)
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	$1,989	$1,618,859
3.05%, 10/15/29 (Call 07/15/29)(a)	2,842	2,418,936
CenterPoint Energy Houston Electric LLC
4.45%, 10/01/32 (Call 07/01/32)	2,785	2,670,431
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	1,645	1,365,339
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	1,004	863,587
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)(a)	2,392	1,961,311
2.95%, 03/01/30 (Call 12/01/29)	2,183	1,866,642
Cleco Corporate Holdings LLC, 3.38%, 09/15/29 (Call 06/15/29)	2,100	1,772,967
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(a)(b)	1,750	1,600,661
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	2,938	2,777,231
CMS Energy Corp.
3.75%, 12/01/50 (Call 12/01/30), (5 year CMT + 2.900%)(c)	1,929	1,533,565
4.75%, 06/01/50 (Call 03/01/30), (5 year CMT + 4.116%)(a)(c)	2,298	2,058,319
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(b)	2,465	2,058,650
3.15%, 01/19/32 (Call 10/19/31)(a)(b)	2,050	1,694,894
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	5,704	4,509,651
4.69%, 05/15/29 (Call 03/15/29)(b)	5,045	4,515,275
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,382	1,987,042
3.15%, 03/15/32 (Call 12/15/31)(a)	2,125	1,838,689
3.70%, 08/15/28 (Call 05/15/28)(a)	2,910	2,733,053
4.90%, 02/01/33 (Call 11/01/32)(a)	330	327,145
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,286	1,845,549
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	2,611	2,136,147
3.80%, 05/15/28 (Call 02/15/28)(a)	1,245	1,176,476
5.20%, 03/01/33 (Call 12/01/32)	2,630	2,630,280
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	5,272	4,711,838
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	1,400	1,325,934
Constellation Energy Generation LLC, 5.80%, 03/01/33 (Call 12/01/32)	2,630	2,660,020
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	1,405	1,260,333
3.80%, 11/15/28 (Call 08/15/28)	2,193	2,065,989
4.63%, 05/15/33 (Call 11/15/32)	2,050	1,991,310
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	2,840	2,705,231
4.35%, 08/15/32 (Call 05/15/32)(a)	1,820	1,679,335
5.38%, 11/15/32 (Call 08/15/32)	5,485	5,382,680
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	7,135	5,642,194
Series C, 3.38%, 04/01/30 (Call 01/01/30)	8,363	7,315,696
Dominion Energy South Carolina Inc.
6.63%, 02/01/32(a)	400	438,200
Series A, 2.30%, 12/01/31 (Call 09/01/31)	1,525	1,228,365
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	4,719	3,967,224
5.20%, 04/01/33 (Call 01/01/33)	3,780	3,783,936
Series A, 1.90%, 04/01/28 (Call 02/01/28)	4,986	4,292,862
Series A, 3.00%, 03/01/32 (Call 12/01/31)(a)	3,990	3,403,652
Series C, 2.63%, 03/01/31 (Call 12/01/30)	1,220	1,031,208

S C H E D U L E O F I N V E S T M E N T S	179

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
DTE Energy Co.
2.95%, 03/01/30 (Call 12/01/29)	$2,582	$2,207,546
Series C, 3.40%, 06/15/29 (Call 03/15/29)(a)	1,547	1,373,152
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	3,653	3,115,160
2.45%, 02/01/30 (Call 11/01/29)	3,316	2,818,339
2.55%, 04/15/31 (Call 01/15/31)	2,774	2,310,743
2.85%, 03/15/32 (Call 12/15/31)	2,660	2,229,064
3.95%, 11/15/28 (Call 08/15/28)(a)	3,845	3,664,373
4.95%, 01/15/33 (Call 10/15/32)	5,040	4,962,434
6.45%, 10/15/32(a)	2,000	2,155,452
Series A, 6.00%, 12/01/28(a)	1,511	1,580,232
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	5,423	4,454,114
2.55%, 06/15/31 (Call 03/15/31)	5,934	4,779,239
3.40%, 06/15/29 (Call 03/15/29)(a)	3,847	3,441,417
4.30%, 03/15/28 (Call 02/15/28)(a)	3,040	2,903,355
4.50%, 08/15/32 (Call 05/15/32)(a)	6,367	5,892,497
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,651	2,116,677
2.40%, 12/15/31 (Call 09/15/31)(a)	3,545	2,880,205
2.50%, 12/01/29 (Call 09/01/29)	3,073	2,614,051
3.80%, 07/15/28 (Call 04/15/28)(a)	2,715	2,569,020
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)(a)	2,125	1,736,031
3.65%, 02/01/29 (Call 11/01/28)(a)	2,531	2,339,614
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	3,800	2,992,542
3.40%, 04/01/32 (Call 01/01/32)(a)	2,485	2,185,473
3.45%, 03/15/29 (Call 12/15/28)(a)	3,392	3,097,121
3.70%, 09/01/28 (Call 06/01/28)	2,618	2,455,337
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(a)(b)	1,855	1,474,682
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	2,141	1,683,888
Edison International
4.13%, 03/15/28 (Call 12/15/27)(a)	2,239	2,087,415
6.95%, 11/15/29 (Call 09/15/29)	3,822	4,012,663
Electricite de France SA, 4.50%, 09/21/28 (Call 06/21/28)(a)(b)	8,706	8,326,033
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	3,005	2,362,502
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	5,181	4,972,133
Enel Finance International NV
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	7,355	6,030,493
2.25%, 07/12/31 (Call 04/12/31)(a)(b)	5,239	3,948,300
3.50%, 04/06/28(a)(b)	6,791	6,098,268
4.88%, 06/14/29(a)(b)	2,590	2,447,087
5.00%, 06/15/32 (Call 03/15/32)(a)(b)	5,510	5,030,690
7.50%, 10/14/32 (Call 07/14/32)(a)(b)	6,285	6,798,537
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	2,331	1,782,128
Entergy Arkansas LLC
4.00%, 06/01/28 (Call 03/01/28)	1,695	1,601,278
5.15%, 01/15/33 (Call 10/15/32)	2,105	2,094,076
Entergy Corp.
1.90%, 06/15/28 (Call 04/15/28)(a)	3,573	3,028,424
2.40%, 06/15/31 (Call 03/05/31)(a)	4,138	3,272,817
2.80%, 06/15/30 (Call 03/15/30)	3,507	2,938,494
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	1,968	1,507,389
2.35%, 06/15/32 (Call 03/15/32)(a)	2,810	2,229,517

Security	Par (000)	Value

Electric (continued)
3.05%, 06/01/31 (Call 03/01/31)	$675	$575,475
3.25%, 04/01/28 (Call 01/01/28)	1,931	1,763,894
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	1,843	1,655,772
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	3,393	2,650,311
4.00%, 03/30/29 (Call 12/30/28)(a)	1,428	1,339,069
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	4,536	3,882,314
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	1,901	1,562,469
Evergy Missouri West Inc., 3.75%, 03/15/32 (Call 12/15/31)(b)	1,530	1,337,927
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	2,130	1,741,389
3.38%, 03/01/32 (Call 12/01/31)(a)	3,320	2,839,779
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	2,410	2,263,204
Series R, 1.65%, 08/15/30 (Call 05/15/30)	3,668	2,828,563
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(a)	3,595	3,069,562
4.05%, 04/15/30 (Call 01/15/30)	7,365	6,754,735
5.30%, 03/15/33 (Call 12/15/32)	3,940	3,890,560
7.60%, 04/01/32(a)	682	774,399
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(a)(b)	1,598	1,394,862
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)(a)	6,396	5,259,334
5.10%, 04/01/33 (Call 01/03/33)	3,920	3,913,650
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)(a)	3,785	3,599,154
Series B, 2.65%, 09/15/29 (Call 06/15/29)	4,623	3,925,711
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	1,738	1,646,427
Indianapolis Power & Light Co., 5.65%, 12/01/32 (Call 09/01/32)(b)	1,845	1,894,537
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	2,046	1,674,809
3.60%, 04/01/29 (Call 01/01/29)	2,490	2,264,755
4.10%, 09/26/28 (Call 06/26/28)(a)	3,638	3,478,931
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	1,810	1,640,132
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	5,535	5,152,886
ITC Holdings Corp., 2.95%, 05/14/30 (Call 04/14/30)(b)	4,150	3,540,375
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(a)(b)	1,450	1,183,950
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	5,223	4,019,347
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(b)	1,235	937,745
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	3,510	3,272,349
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	8,169	7,570,856
6.75%, 12/30/31(a)	860	956,277
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(a)(b)	3,490	3,300,363
Minejesa Capital BV, 4.63%, 08/10/30(a)(b)	5,340	4,770,395
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(a)	1,547	1,456,737
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(a)(b)	2,614	2,333,493
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	1,208	1,124,167
National Grid USA, 8.00%, 11/15/30(a)	15	16,445

180	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	$3,775	$2,811,768
1.65%, 06/15/31 (Call 03/15/31)	1,800	1,365,365
2.40%, 03/15/30 (Call 12/15/29)	2,775	2,330,382
2.75%, 04/15/32 (Call 01/15/32)	3,885	3,199,470
3.70%, 03/15/29 (Call 12/15/28)(a)	2,293	2,104,522
3.90%, 11/01/28 (Call 08/01/28)	2,212	2,081,146
4.02%, 11/01/32 (Call 05/01/32)(a)	2,215	2,001,650
4.15%, 12/15/32 (Call 09/15/32)	1,740	1,601,096
4.80%, 03/15/28 (Call 02/15/28)	115	113,216
5.80%, 01/15/33 (Call 07/15/32)(a)	4,950	5,096,084
Series C, 8.00%, 03/01/32	510	594,401
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	2,671	2,490,915
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	2,946	2,481,138
New York State Electric & Gas Corp., 2.15%, 10/01/31 (Call 07/01/31)(b)	3,210	2,518,922
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	6,580	5,562,650
2.25%, 06/01/30 (Call 03/01/30)	11,594	9,379,517
2.44%, 01/15/32 (Call 10/15/31)	3,385	2,680,817
2.75%, 11/01/29 (Call 08/01/29)	6,651	5,664,369
3.50%, 04/01/29 (Call 01/01/29)	4,358	3,939,481
5.00%, 02/28/30 (Call 12/28/29)	3,025	2,939,525
5.00%, 07/15/32 (Call 04/15/32)	6,970	6,709,678
5.05%, 02/28/33 (Call 11/28/32)	3,000	2,902,565
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(c)	2,631	2,433,675
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	5,830	4,641,052
2.76%, 01/10/32 (Call 10/10/31)(b)	980	793,538
4.28%, 12/15/28 (Call 09/15/28)(a)(b)	2,805	2,574,431
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 11/01/30)	2,930	2,418,773
NRG Energy Inc., 4.45%, 06/15/29 (Call 03/15/29)(a)(b)	3,427	3,049,451
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	1,639	1,292,131
3.25%, 05/15/29 (Call 02/15/29)(a)	3,532	3,187,649
3.95%, 04/01/30 (Call 01/01/30)(a)	1,633	1,531,283
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	145	144,870
Ohio Edison Co., 5.50%, 01/15/33 (Call 10/15/32)(b)	400	399,875
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,060	1,740,723
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	1,815	1,401,380
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	1,870	1,645,435
3.30%, 03/15/30 (Call 09/15/29)	1,414	1,250,862
3.80%, 08/15/28 (Call 02/15/28)(a)	2,018	1,878,542
5.40%, 01/15/33 (Call 07/15/32)	1,645	1,650,679
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	1,899	1,648,441
3.70%, 11/15/28 (Call 08/15/28)	2,105	1,975,893
4.15%, 06/01/32 (Call 03/01/32)	3,005	2,823,626
4.55%, 09/15/32 (Call 06/15/32)	4,526	4,366,528
7.00%, 05/01/32	2,190	2,507,232
7.25%, 01/15/33(a)	600	698,197
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	10,000	7,793,335
3.00%, 06/15/28 (Call 04/15/28)(a)	4,080	3,560,231
3.25%, 06/01/31 (Call 03/01/31)	5,299	4,323,884

Security	Par (000)	Value

Electric (continued)
3.75%, 07/01/28(a)	$4,543	$4,082,506
4.20%, 03/01/29 (Call 01/01/29)	2,150	1,931,104
4.40%, 03/01/32 (Call 12/01/31)	2,495	2,178,276
4.55%, 07/01/30 (Call 01/01/30)	17,102	15,443,463
4.65%, 08/01/28 (Call 05/01/28)	1,715	1,589,910
5.90%, 06/15/32 (Call 03/15/32)	4,070	3,933,346
6.15%, 01/15/33 (Call 10/15/32)(a)	4,495	4,436,972
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)(a)	2,189	1,871,568
3.50%, 06/15/29 (Call 03/15/29)(a)	1,798	1,643,515
7.70%, 11/15/31(a)	490	582,671
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	1,778	1,607,894
3.60%, 06/01/29 (Call 03/01/29)(b)	1,785	1,599,656
Perusahaan Listrik Negara PT
3.88%, 07/17/29(a)(b)	3,982	3,570,341
5.45%, 05/21/28(b)	5,207	5,146,513
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	3,673	3,075,587
3.38%, 02/05/30(b)	1,020	874,650
5.38%, 01/25/29(a)(b)	2,920	2,865,250
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(a)	945	880,232
PPL Electric Utilities Corp., 5.00%, 05/15/33 (Call 02/15/33)	2,000	1,984,006
Progress Energy Inc.
7.00%, 10/30/31(a)	1,810	1,951,130
7.75%, 03/01/31(a)	3,087	3,479,451
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	2,581	2,043,265
3.70%, 06/15/28 (Call 12/15/27)	2,348	2,217,082
4.10%, 06/01/32 (Call 12/01/31)(a)	2,610	2,456,967
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,069	1,663,423
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	1,040	851,473
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	1,995	1,976,522
Series J, 2.20%, 08/15/31 (Call 05/15/31)(a)	2,485	1,975,421
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	4,468	3,555,232
2.45%, 01/15/30 (Call 10/15/29)	1,818	1,558,565
3.10%, 03/15/32 (Call 12/15/31)	980	853,183
3.20%, 05/15/29 (Call 02/15/29)	2,098	1,888,899
3.65%, 09/01/28 (Call 06/01/28)(a)	1,704	1,596,457
3.70%, 05/01/28 (Call 02/01/28)(a)	1,177	1,110,195
4.90%, 12/15/32 (Call 09/15/32)	2,187	2,178,181
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	5,175	3,997,976
2.45%, 11/15/31 (Call 08/15/31)	2,249	1,798,784
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	3,164	2,693,339
4.10%, 06/15/30 (Call 03/15/30)	1,672	1,501,211
4.22%, 03/15/32 (Call 12/15/31)(a)	3,065	2,710,058
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	3,678	2,898,174
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)(a)	3,265	2,765,883
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)	2,730	2,484,403
Sociedad de Transmision Austral SA, 4.00%, 01/27/32 (Call 10/27/31)(a)(b)	1,665	1,385,911

S C H E D U L E O F I N V E S T M E N T S	181

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	$2,651	$2,180,244
2.75%, 02/01/32 (Call 11/01/31)(a)	1,910	1,581,059
2.85%, 08/01/29 (Call 05/01/29)(a)	2,491	2,148,613
5.95%, 11/01/32 (Call 08/01/32)	3,515	3,665,652
6.65%, 04/01/29(a)	2,637	2,763,151
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,396	2,258,421
Series B, 3.65%, 03/01/28 (Call 12/01/27)	1,559	1,455,510
Series G, 2.50%, 06/01/31 (Call 03/01/31)	2,808	2,306,608
Southern Co. (The)
5.70%, 10/15/32 (Call 04/15/32)(a)	2,985	3,032,378
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)(a)	1,760	1,479,039
Series A, 3.70%, 04/30/30 (Call 01/30/30)	5,463	4,920,208
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)(a)	3,571	3,377,707
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	3,915	3,603,552
State Grid Overseas Investment BVI Ltd, 4.25%, 05/02/28(a)(b)	4,381	4,259,796
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	2,316	1,875,285
Transelec SA, 3.88%, 01/12/29 (Call 10/12/28)(b)	1,250	1,134,887
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	3,179	2,453,313
3.25%, 05/15/32 (Call 02/15/32)	1,040	886,963
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	3,690	2,912,999
2.95%, 03/15/30 (Call 12/15/29)	542	474,508
3.50%, 03/15/29 (Call 12/15/28)	2,068	1,887,067
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	2,860	2,305,330
2.40%, 03/30/32 (Call 12/30/31)	2,770	2,237,818
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	2,823	2,471,769
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	3,330	3,141,074
Vistra Operations Co. LLC, 4.30%, 07/15/29 (Call 04/15/29)(b)	4,727	4,253,789
WEC Energy Group Inc.
1.80%, 10/15/30 (Call 07/15/30)	1,574	1,231,988
2.20%, 12/15/28 (Call 10/15/28)	3,605	3,058,832
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	1,035	879,557
4.75%, 09/30/32 (Call 06/30/32)(a)	3,115	3,044,430
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	2,680	2,094,308
3.00%, 07/01/29 (Call 04/01/29)(a)	913	799,845
3.95%, 09/01/32 (Call 06/01/32)(a)	2,837	2,585,167
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)	1,892	1,507,068
2.60%, 12/01/29 (Call 06/01/29)	2,875	2,431,433
3.40%, 06/01/30 (Call 12/01/29)(a)	3,483	3,086,266
4.00%, 06/15/28 (Call 12/15/27)(a)	3,004	2,841,349
4.60%, 06/01/32 (Call 12/01/31)(a)	3,275	3,105,484

		804,587,364

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	2,629	2,061,221
Emerson Electric Co.
1.95%, 10/15/30 (Call 07/15/30)(a)	4,360	3,522,850
2.00%, 12/21/28 (Call 10/21/28)(a)	5,510	4,705,500
2.20%, 12/21/31 (Call 09/21/31)(a)	4,937	3,961,261

		14,250,832

Security	Par (000)	Value

Electronics — 0.7%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	$2,966	$2,403,862
2.30%, 03/12/31 (Call 12/12/30)	4,758	3,865,054
2.75%, 09/15/29 (Call 06/15/29)(a)	2,416	2,085,131
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,539	2,214,820
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	3,230	3,156,977
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	4,462	3,551,010
2.80%, 02/15/30 (Call 11/15/29)(a)	4,136	3,568,020
4.35%, 06/01/29 (Call 03/01/29)(a)	2,614	2,541,839
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)(a)	2,365	1,900,352
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,338	1,058,248
5.50%, 06/01/32 (Call 03/01/32)(a)	2,095	1,994,250
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	3,471	3,272,893
4.88%, 05/12/30 (Call 02/12/30)	3,070	2,907,700
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	7,752	6,133,167
1.95%, 06/01/30 (Call 03/01/30)	4,787	3,957,671
2.70%, 08/15/29 (Call 05/15/29)(a)	2,151	1,890,329
5.00%, 02/15/33 (Call 11/15/32)(a)	6,475	6,542,403
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)	1,682	1,352,634
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)(a)	4,010	3,297,167
3.60%, 01/15/30 (Call 10/15/29)(a)	3,492	3,072,475
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	3,029	2,611,034
TD SYNNEX Corp.
2.38%, 08/09/28 (Call 06/09/28)	3,450	2,845,783
2.65%, 08/09/31 (Call 05/09/31)	2,941	2,286,636
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)(a)	3,531	3,388,375
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 11/04/31)	2,375	1,966,837
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	2,613	2,129,477
2.95%, 04/01/31 (Call 01/01/31)	3,270	2,491,249

		78,485,393

Engineering & Construction — 0.2%
America Movil SAB de CV, 5.38%, 04/04/32 (Call 01/04/32)(a)(b)	5,485	4,851,482
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	1,320	1,296,756
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	1,650	1,501,391
Mexico City Airport Trust, 3.88%, 04/30/28 (Call 01/30/28)(b)	3,007	2,704,797
St Engineering Urban Solutions USA Inc., 3.75%, 05/05/32 (Call 11/05/31)(b)	2,330	2,110,878
Vinci SA, 3.75%, 04/10/29 (Call 01/30/29)(a)(b)	5,314	4,878,362

		17,343,666

Entertainment — 0.3%
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(b)	2,505	1,945,025
Magallanes Inc.
4.05%, 03/15/29 (Call 01/15/29)(b)	8,940	7,994,641
4.28%, 03/15/32 (Call 12/15/31)(a)(b)	25,860	22,325,227

		32,264,893

182	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.4%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	$4,552	$3,489,013
1.75%, 02/15/32 (Call 11/15/31)(a)	1,724	1,320,733
2.30%, 03/01/30 (Call 12/01/29)	4,363	3,655,405
3.95%, 05/15/28 (Call 02/15/28)	3,829	3,626,548
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	3,592	2,839,745
2.60%, 02/01/30 (Call 11/01/29)(a)	3,240	2,760,858
3.20%, 06/01/32 (Call 03/01/32)	1,747	1,494,948
3.50%, 05/01/29 (Call 02/01/29)	2,959	2,671,884
4.20%, 01/15/33 (Call 10/15/32)(a)	2,345	2,167,068
4.25%, 12/01/28 (Call 09/01/28)(a)	2,769	2,645,522
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)(a)	2,706	2,239,809
1.50%, 03/15/31 (Call 12/15/30)	5,304	4,083,086
2.00%, 06/01/29 (Call 04/01/29)	2,780	2,324,554
4.15%, 04/15/32 (Call 01/15/32)(a)	6,815	6,386,061
4.63%, 02/15/30 (Call 12/15/29)	2,425	2,356,171
4.63%, 02/15/33 (Call 11/15/32)	2,900	2,790,746
7.00%, 07/15/28(a)	492	535,146

		47,387,297

Food — 1.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,605	4,856,307
Bestfoods, Series F, 6.63%, 04/15/28(a)	365	387,029
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	3,185	2,649,616
4.15%, 03/15/28 (Call 12/15/27)	4,869	4,648,903
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(a)(b)	800	678,192
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(a)(b)	3,265	2,735,600
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)(a)	6,165	5,972,502
7.00%, 10/01/28	3,837	4,098,502
8.25%, 09/15/30	1,790	2,040,039
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	2,565	2,060,454
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	2,900	2,325,289
2.88%, 04/15/30 (Call 01/15/30)	4,080	3,527,759
4.20%, 04/17/28 (Call 01/17/28)(a)	6,864	6,585,491
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)(a)	1,903	1,540,028
2.45%, 11/15/29 (Call 08/15/29)(a)	1,312	1,134,318
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	3,161	2,705,392
1.80%, 06/11/30 (Call 03/11/30)(a)	5,713	4,635,949
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	3,226	2,739,636
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(a)(b)	4,600	3,825,608
3.00%, 05/15/32 (Call 02/15/32)(b)	4,925	3,754,547
3.63%, 01/15/32 (Call 01/15/27)(a)(b)	4,195	3,360,279
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	2,500	2,003,750
5.50%, 01/15/30 (Call 01/15/25)(b)	8,081	7,606,201
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	2,615	2,055,724
2.38%, 03/15/30 (Call 12/15/29)	2,684	2,246,017
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	2,359	1,920,936
4.30%, 05/15/28 (Call 02/15/28)(a)	2,862	2,774,428

Security	Par (000)	Value

Food (continued)
5.25%, 03/01/33 (Call 12/01/32)	$3,020	$3,009,386
Series B, 7.45%, 04/01/31(a)	4,158	4,710,771
Kraft Heinz Foods Co.
3.75%, 04/01/30 (Call 01/01/30)(a)	3,995	3,653,189
4.25%, 03/01/31 (Call 12/01/30)	1,835	1,718,990
4.63%, 01/30/29 (Call 10/30/28)(a)	1,910	1,862,119
6.75%, 03/15/32(a)	2,307	2,497,507
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	4,567	3,482,577
2.20%, 05/01/30 (Call 02/01/30)	3,927	3,178,693
4.50%, 01/15/29 (Call 10/15/28)(a)	3,010	2,898,924
7.50%, 04/01/31(a)	275	307,057
8.00%, 09/15/29(a)	1,853	2,049,106
Series B, 7.70%, 06/01/29(a)	1,400	1,561,024
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(b)	730	553,483
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	3,262	2,938,402
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	2,784	2,158,424
2.50%, 04/15/30 (Call 01/15/30)(a)	3,394	2,831,819
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)	3,109	2,387,186
1.88%, 10/15/32 (Call 07/15/32)	3,530	2,686,363
2.75%, 04/13/30 (Call 01/13/30)(a)	5,441	4,676,972
3.00%, 03/17/32 (Call 12/17/31)	4,440	3,753,326
4.13%, 05/07/28 (Call 02/07/28)(a)	265	256,166
6.50%, 11/01/31(a)	1,000	1,042,513
Nestle Holdings Inc.
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	5,935	4,668,732
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	4,975	4,198,786
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	4,630	3,751,265
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	5,541	5,254,593
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	2,580	2,515,143
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	5,960	5,804,872
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)(b)	2,100	1,973,924
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	2,593	1,901,342
3.00%, 10/15/30 (Call 07/15/30)(b)	3,184	2,478,999
5.20%, 04/01/29 (Call 01/01/29)(a)(b)	2,643	2,415,027
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,949	2,462,657
2.45%, 12/14/31 (Call 09/14/31)(a)	2,395	1,926,866
5.95%, 04/01/30 (Call 01/01/30)(a)	5,691	5,899,418
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)(a)	5,445	5,164,734

		189,498,851

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,577	1,433,887
4.25%, 04/30/29 (Call 01/30/29)(b)	2,602	2,367,171
Georgia-Pacific LLC
2.30%, 04/30/30 (Call 01/30/30)(b)	8,313	6,931,512
7.25%, 06/01/28	2,615	2,832,550
7.75%, 11/15/29(a)	1,656	1,856,738
8.88%, 05/15/31(a)	646	787,586
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	2,495	2,049,642
3.85%, 01/13/30 (Call 10/13/29)(a)(b)	1,550	1,380,967
Suzano Austria GmbH 2.50%, 09/15/28 (Call 07/15/28)(a)	3,514	2,938,583

S C H E D U L E O F I N V E S T M E N T S	183

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
3.13%, 01/15/32 (Call 10/15/31)(a)	$4,690	$3,694,625
3.75%, 01/15/31 (Call 10/15/30)(a)	6,264	5,299,160
5.00%, 01/15/30 (Call 10/15/29)(a)	5,415	4,983,424
6.00%, 01/15/29 (Call 10/15/28)(a)	7,104	6,970,800

		43,526,645

Gas — 0.6%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	3,296	2,560,065
2.63%, 09/15/29 (Call 06/15/29)(a)	1,761	1,520,523
5.45%, 10/15/32 (Call 07/15/32)(a)	835	862,953
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	2,373	2,046,493
3.76%, 03/16/32 (Call 12/16/31)(a)(b)	3,050	2,669,789
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29 (Call 12/04/28)(b)	3,121	2,795,564
4.87%, 08/05/32 (Call 05/05/32)(b)	3,295	3,097,048
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	2,272	1,786,841
4.00%, 04/01/28 (Call 01/01/28)	1,233	1,173,195
4.40%, 07/01/32 (Call 04/01/32)(a)	2,585	2,432,305
5.40%, 03/01/33 (Call 12/01/32)	3,000	3,034,831
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	2,706	2,134,276
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(b)	3,089	2,522,508
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(a)(b)	2,115	1,861,750
Korea Gas Corp., 2.88%, 07/16/29(b)	2,680	2,348,705
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	3,095	2,460,261
4.75%, 09/01/28 (Call 06/01/28)	1,998	1,870,350
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)(a)	4,144	3,158,772
2.95%, 09/01/29 (Call 06/01/29)	3,565	3,076,924
3.60%, 05/01/30 (Call 02/01/30)(a)	5,688	5,077,490
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	1,745	1,424,590
4.25%, 09/01/32 (Call 06/01/32)(a)	330	311,810
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	1,276	1,038,744
3.50%, 06/01/29 (Call 03/01/29)(a)	2,669	2,429,110
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(b)	2,240	1,742,673
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(a)(b)	2,932	2,382,481
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	3,493	2,957,327
Southern Co. Gas Capital Corp.
5.15%, 09/15/32 (Call 03/15/32)(a)	685	668,735
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,366	1,825,003
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)(a)	1,934	1,541,172
3.70%, 04/01/28 (Call 01/01/28)	1,175	1,087,113
4.05%, 03/15/32 (Call 12/15/31)(a)	3,555	3,167,309

		69,066,710

Hand & Machine Tools — 0.2%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,427	1,126,058
4.63%, 06/15/28 (Call 03/15/28)	1,594	1,500,456

Security	Par (000)	Value

Hand & Machine Tools (continued)
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(b)	$7,090	$6,936,737
6.40%, 04/15/33 (Call 01/15/33)(b)	265	260,752
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	4,623	3,759,586
3.00%, 05/15/32 (Call 02/15/32)(a)	2,880	2,346,794
4.25%, 11/15/28 (Call 08/15/28)(a)	2,977	2,808,393

		18,738,776

Health Care - Products — 1.0%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	3,575	2,861,913
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)(b)	4,129	3,470,404
3.00%, 09/23/29 (Call 06/23/29)(a)(b)	5,531	4,821,346
5.38%, 12/06/32 (Call 09/06/32)(b)	3,545	3,559,115
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	3,044	2,267,144
2.27%, 12/01/28 (Call 10/01/28)	7,260	6,080,949
2.54%, 02/01/32 (Call 11/01/31)(a)	8,645	6,698,219
3.95%, 04/01/30 (Call 01/01/30)	2,716	2,439,984
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)(a)	6,799	5,814,070
4.00%, 03/01/29 (Call 12/01/28)	580	532,963
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	3,590	3,058,355
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	4,122	3,558,498
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	3,225	3,089,889
GE Healthcare Holding LLC
5.86%, 03/15/30 (Call 01/15/30)(b)	6,105	6,241,671
5.91%, 11/22/32 (Call 08/22/32)(a)(b)	9,615	9,938,596
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)(a)	2,416	2,010,303
2.25%, 09/15/31 (Call 06/15/31)(a)	2,967	2,300,862
2.55%, 03/15/31 (Call 12/15/30)	2,090	1,678,271
3.30%, 09/15/29 (Call 06/15/29)	4,412	3,812,758
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	5,210	4,087,436
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)(a)	3,767	3,102,063
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	5,515	4,482,492
3.65%, 03/07/28 (Call 12/07/27)(a)	2,706	2,545,733
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	4,503	3,798,290
2.00%, 10/15/31 (Call 07/15/31)(a)	7,551	6,028,478
2.60%, 10/01/29 (Call 07/01/29)	4,458	3,858,965
4.95%, 11/21/32 (Call 08/21/32)	2,725	2,714,523
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)(a)	4,453	3,608,741
3.55%, 03/20/30 (Call 12/20/29)(a)	1,380	1,209,575

		109,671,606

Health Care - Services — 2.7%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	1,720	1,480,934
5.43%, 03/01/32 (Call 12/01/31)(a)	560	553,784
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (Call 05/15/28)	753	706,457
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	295	246,026
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)(a)	3,670	3,369,397

184	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	$4,100	$3,519,005
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	636	504,113
2.34%, 01/01/30 (Call 10/01/29)(a)	1,820	1,536,346
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)(a)	1,675	1,295,184
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	2,140	1,918,767
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)(a)	1,145	903,819
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	775	632,260
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(a)	11,385	9,560,440
2.50%, 03/01/31 (Call 12/01/30)	12,740	9,929,174
2.63%, 08/01/31 (Call 05/01/31)(a)	7,795	6,074,385
3.00%, 10/15/30 (Call 07/15/30)(a)	12,295	10,044,154
3.38%, 02/15/30 (Call 02/15/25)(a)	10,096	8,518,796
4.63%, 12/15/29 (Call 12/15/24)	17,226	15,753,054
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)(a)	1,400	1,335,486
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	890	745,460
3.35%, 10/01/29 (Call 04/01/29)	3,963	3,439,050
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	6,347	5,232,460
2.55%, 03/15/31 (Call 12/15/30)(a)	6,889	5,705,203
2.88%, 09/15/29 (Call 06/15/29)	4,731	4,122,050
4.10%, 03/01/28 (Call 12/01/27)	5,896	5,627,245
4.75%, 02/15/33 (Call 11/15/32)	1,590	1,527,335
5.50%, 10/15/32 (Call 07/15/32)	5,317	5,404,185
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	4,905	3,575,112
3.00%, 12/01/31 (Call 09/01/31)(b)	2,315	1,718,501
3.75%, 06/15/29 (Call 03/15/29)(a)(b)	3,951	3,326,462
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,414	3,436,966
3.38%, 03/15/29 (Call 01/15/29)(b)	2,555	2,238,739
3.50%, 09/01/30 (Call 03/01/30)	13,659	11,744,076
3.63%, 03/15/32 (Call 12/15/31)(b)	9,905	8,373,079
4.13%, 06/15/29 (Call 03/15/29)	10,488	9,546,855
5.63%, 09/01/28 (Call 03/01/28)(a)	8,955	8,855,542
5.88%, 02/01/29 (Call 08/01/28)(a)	6,046	6,043,622
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	4,211	3,426,647
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(b)	2,188	1,711,884
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	3,130	2,416,467
3.13%, 08/15/29 (Call 05/15/29)(a)	3,827	3,337,847
3.70%, 03/23/29 (Call 02/23/29)(a)	4,725	4,286,753
4.88%, 04/01/30 (Call 01/01/30)(a)	3,053	2,988,407
5.75%, 03/01/28 (Call 02/01/28)(a)	400	407,325
5.88%, 03/01/33 (Call 12/01/32)	950	977,287
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)(a)	2,255	1,881,197
2.95%, 12/01/29 (Call 09/01/29)	3,315	2,842,167
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)(a)	1,440	1,371,976
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	680	492,146
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)(a)	945	766,168

Security	Par (000)	Value

Health Care - Services (continued)
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	$1,125	$885,142
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	3,431	2,919,183
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	1,233	1,034,296
2.95%, 06/30/30 (Call 03/30/30)(a)	5,677	4,899,321
4.20%, 06/30/29 (Call 03/30/29)(a)	2,407	2,263,528
Roche Holdings Inc.
1.93%, 12/13/28 (Call 10/13/28)(a)(b)	10,945	9,377,390
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	10,554	8,557,344
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	3,126	2,958,924
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)(a)	1,137	1,043,808
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	445	399,306
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	1,406	1,297,310
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)(a)	3,385	2,797,975
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	7,478	6,131,748
2.30%, 05/15/31 (Call 02/15/31)	8,256	6,805,240
2.88%, 08/15/29	5,989	5,269,148
3.85%, 06/15/28(a)	6,250	5,928,583
3.88%, 12/15/28(a)	5,603	5,294,068
4.00%, 05/15/29 (Call 03/15/29)(a)	5,833	5,530,340
4.20%, 05/15/32 (Call 02/15/32)	8,297	7,811,232
5.30%, 02/15/30 (Call 12/15/29)(a)	2,640	2,678,874
5.35%, 02/15/33 (Call 11/15/32)	6,610	6,761,861
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)	4,089	3,329,962
2.65%, 01/15/32 (Call 10/15/31)	2,865	2,224,474

		291,648,851

Holding Companies - Diversified — 0.3%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	5,802	4,765,703
3.20%, 11/15/31 (Call 08/15/31)	3,505	2,673,948
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)	4,900	4,157,120
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)(a)	4,520	3,650,005
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)(b)	4,042	3,500,616
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	2,838	2,607,785
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)(a)	4,160	3,421,152
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(b)	2,560	1,963,397
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	5,286	4,236,805
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	2,290	1,825,785

		32,802,316

Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	2,350	1,731,679
3.85%, 01/15/30 (Call 07/15/29)	1,472	1,225,619
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	4,994	4,263,221
PulteGroup Inc., 7.88%, 06/15/32(a)	2,305	2,573,329

S C H E D U L E O F I N V E S T M E N T S	185

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	$2,515	$2,176,256
4.35%, 02/15/28 (Call 11/15/27)	1,640	1,510,426

		13,480,530

Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	2,714	2,544,632
Panasonic Holdings Corp., 3.11%, 07/19/29 (Call 04/19/29)(a)(b)	2,235	1,966,942
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	1,465	1,165,080
4.70%, 05/14/32 (Call 02/14/32)(a)	1,895	1,776,726
4.75%, 02/26/29 (Call 11/26/28)(a)	3,769	3,604,759
5.50%, 03/01/33 (Call 12/01/32)(a)	1,500	1,479,518

		12,537,657

Household Products & Wares — 0.3%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	2,225	1,707,147
2.65%, 04/30/30 (Call 01/30/30)	2,575	2,137,247
4.88%, 12/06/28 (Call 09/06/28)(a)	2,912	2,847,952
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,745	1,405,813
5.60%, 11/15/32 (Call 08/15/32)(a)	3,366	3,487,377
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	3,617	2,890,437
3.90%, 05/15/28 (Call 02/15/28)(a)	1,890	1,792,417
4.40%, 05/01/29 (Call 03/01/29)(a)	2,240	2,147,983
4.60%, 05/01/32 (Call 02/01/32)(a)	2,872	2,748,712
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)(a)	3,122	2,518,983
3.10%, 03/26/30 (Call 12/26/29)(a)	4,432	3,975,685
3.20%, 04/25/29 (Call 01/25/29)(a)	3,267	2,974,220
3.95%, 11/01/28 (Call 08/01/28)(a)	1,967	1,885,538
4.50%, 02/16/33 (Call 11/16/32)	2,100	2,055,565
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(a)(b)	1,045	842,086

		35,417,162

Insurance — 4.4%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(c)	3,925	3,716,868
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	5,136	4,723,665
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(b)	4,857	4,378,918
3.60%, 04/09/29 (Call 01/09/29)(b)	5,009	4,620,132
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	2,662	2,513,237
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	4,005	4,306,977
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)(a)	2,952	2,735,655
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)	3,373	2,586,331
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)(a)	1,323	1,317,652
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)(a)	2,819	2,497,975
4.20%, 04/01/28 (Call 01/01/28)	905	857,610
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(c)	3,843	3,708,495
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	2,434	1,857,968
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(b)	3,270	2,509,411
Aon Corp. 2.80%, 05/15/30 (Call 02/15/30)	6,307	5,383,793

Security	Par (000)	Value

Insurance (continued)
3.75%, 05/02/29 (Call 02/02/29)(a)	$4,191	$3,836,537
4.50%, 12/15/28 (Call 09/15/28)(a)	2,777	2,683,532
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	2,905	2,282,506
2.60%, 12/02/31 (Call 09/02/31)(a)	3,960	3,227,299
5.00%, 09/12/32 (Call 06/12/32)(a)	3,759	3,674,714
5.35%, 02/28/33 (Call 11/28/32)	2,120	2,119,205
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)(a)	2,259	1,787,789
5.50%, 03/02/33 (Call 12/02/32)	390	389,637
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	200	163,301
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,771	1,326,552
3.70%, 02/22/30 (Call 11/22/29)(a)	1,867	1,606,443
4.90%, 03/27/28 (Call 12/27/27)	1,858	1,790,863
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)(a)	2,697	2,293,580
Athene Global Funding
1.99%, 08/19/28(a)(b)	3,798	3,103,169
2.50%, 03/24/28(b)	2,730	2,319,965
2.55%, 11/19/30(b)	3,903	3,075,178
2.65%, 10/04/31(a)(b)	1,400	1,089,170
2.67%, 06/07/31(b)	3,311	2,621,381
2.72%, 01/07/29(a)(b)	2,975	2,500,922
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	2,634	2,211,271
6.15%, 04/03/30 (Call 01/03/30)(a)	2,626	2,651,043
6.65%, 02/01/33 (Call 11/01/32)	1,000	1,027,289
AXA SA, 8.60%, 12/15/30(a)	4,440	5,494,811
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	2,636	2,402,336
4.90%, 01/15/40 (Call 01/15/30), (5 year CMT + 3.186%)(c)	2,004	1,697,912
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	3,474	2,678,017
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	4,470	3,547,122
1.85%, 03/12/30 (Call 12/12/29)(a)	2,781	2,308,887
2.88%, 03/15/32 (Call 12/15/31)	5,592	4,815,517
Brighthouse Financial Global Funding, 2.00%, 06/28/28(a)(b)	1,912	1,571,791
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	3,408	3,344,733
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	3,907	3,006,753
4.20%, 03/17/32 (Call 12/17/31)(a)	3,392	2,966,671
4.50%, 03/15/29 (Call 12/15/28)(a)	2,682	2,467,674
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)(a)	3,848	2,991,217
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	705	770,105
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	2,992	2,366,982
3.90%, 05/01/29 (Call 02/01/29)(a)	3,108	2,852,813
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	2,445	2,316,807
CNO Global Funding, 2.65%, 01/06/29(a)(b)	3,355	2,866,407
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(b)	6,275	5,668,228
3.90%, 04/05/32 (Call 01/05/32)(b)	8,645	7,564,475
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	1,095	894,479

186	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Empower Finance 2020 LP, 1.78%, 03/17/31 (Call 12/17/30)(a)(b)	$2,184	$1,698,045
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	2,305	1,750,483
4.95%, 06/01/29 (Call 03/01/29)(a)	2,844	2,615,015
Equitable Financial Life Global Funding
1.75%, 11/15/30(a)(b)	1,532	1,188,288
1.80%, 03/08/28(a)(b)	2,945	2,472,813
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	8,336	7,917,961
5.59%, 01/11/33 (Call 10/11/32)	2,890	2,865,244
7.00%, 04/01/28(a)	725	782,070
F&G Global Funding, 2.00%, 09/20/28(a)(b)	3,555	2,963,800
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	3,395	2,783,148
4.63%, 04/29/30 (Call 01/29/30)(a)	3,258	2,993,454
4.85%, 04/17/28 (Call 01/17/28)	3,941	3,777,674
5.63%, 08/16/32 (Call 05/16/32)(a)(b)	4,160	3,954,589
Farmers Exchange Capital, 7.05%, 07/15/28(b)	385	391,293
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	2,599	2,041,730
3.40%, 06/15/30 (Call 03/15/30)(a)	4,088	3,517,233
4.50%, 08/15/28 (Call 05/15/28)(a)	2,357	2,237,525
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	3,328	2,484,592
4.00%, 05/15/30 (Call 02/15/30)(a)	2,474	2,199,122
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	9,093	7,679,926
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	3,300	2,751,666
2.90%, 01/06/32(a)(b)	3,000	2,371,667
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	3,393	2,644,754
4.40%, 10/15/29 (Call 07/15/29)(a)(b)	3,108	2,678,434
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	2,066	1,652,339
4.55%, 09/15/28 (Call 06/15/28)(a)	3,170	3,114,071
4.80%, 06/15/32 (Call 03/15/32)(a)	2,195	2,099,038
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(a)(b)	1,040	974,730
Guardian Life Global Funding, 1.63%, 09/16/28(a)(b)	2,815	2,334,725
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	2,101	1,640,013
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	4,272	3,678,504
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(a)(b)	3,135	3,080,037
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	2,022	1,616,421
5.67%, 06/08/32 (Call 03/08/32)(a)	2,505	2,447,376
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	2,453	2,086,973
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	3,712	2,891,654
3.80%, 02/23/32 (Call 11/23/31)(a)	1,755	1,481,116
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	6,012	5,688,660
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	3,586	3,024,484
3.40%, 01/15/31 (Call 10/15/30)(a)	3,508	2,959,590
3.40%, 03/01/32 (Call 12/01/31)(a)	715	592,893
3.80%, 03/01/28 (Call 12/01/27)(a)	2,613	2,417,840

Security	Par (000)	Value

Insurance (continued)
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)(a)	$2,542	$2,254,749
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(a)	4,440	3,982,897
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	2,386	2,100,976
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	3,870	3,139,562
2.38%, 12/15/31 (Call 09/15/31)	1,459	1,169,886
4.38%, 03/15/29 (Call 12/15/28)	8,727	8,308,653
5.75%, 11/01/32 (Call 08/01/32)	3,985	4,136,284
MassMutual Global Funding II
1.55%, 10/09/30(b)	2,886	2,229,895
2.15%, 03/09/31(a)(b)	2,925	2,338,388
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48 (Call 04/26/28), (5 year USD ICE Swap + 3.150%)(a)(b)(c)	4,600	4,471,345
MetLife Inc.
4.55%, 03/23/30 (Call 12/23/29)(a)	6,363	6,248,543
6.50%, 12/15/32(a)	525	585,972
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	4,448	3,489,788
2.40%, 01/11/32(a)(b)	4,240	3,468,119
2.95%, 04/09/30(a)(b)	5,975	5,213,887
3.05%, 06/17/29(a)(b)	3,015	2,672,889
3.30%, 03/21/29(b)	2,805	2,529,295
4.30%, 08/25/29(a)(b)	3,185	3,021,474
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29), (5 year USD Swap + 3.256%)(a)(b)(c)(d)	4,000	3,830,000
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31), (5 year CMT + 3.982%)(b)(c)	4,675	4,698,375
Nationwide Mutual Insurance Co., 8.25%, 12/01/31(a)(b)	1,530	1,720,268
New York Life Global Funding
1.20%, 08/07/30(b)	2,212	1,717,594
1.85%, 08/01/31(a)(b)	3,920	3,116,321
4.55%, 01/28/33	3,350	3,224,704
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31), (5 year CMT + 2.653%)(b)(c)	7,648	6,271,360
2.90%, 09/16/51 (Call 09/16/31), (5 year CMT + 2.600%)(b)(c)	4,570	3,740,758
3.40%, 01/23/50 (Call 01/23/30), (5 year CMT + 2.612%)(b)(c)	5,073	4,411,430
Northwestern Mutual Global Funding, 1.70%, 06/01/28(a)(b)	1,823	1,544,763
Pacific Life Global Funding II
1.60%, 09/21/28(a)(b)	3,065	2,478,311
2.45%, 01/11/32(a)(b)	2,315	1,838,451
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)(a)	2,905	2,611,672
4.50%, 10/01/50 (Call 04/01/30), (5 year CMT + 3.815%)(a)(c)	2,355	2,102,669
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	3,000	2,464,962
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)(a)	3,376	2,754,010
3.70%, 05/15/29 (Call 02/15/29)(a)	3,032	2,816,911
Principal Life Global Funding II
1.50%, 08/27/30(b)	2,512	1,909,739
1.63%, 11/19/30(b)	1,460	1,108,432
2.50%, 09/16/29(b)	2,545	2,160,859

S C H E D U L E O F I N V E S T M E N T S	187

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)(a)	$3,430	$2,967,530
3.20%, 03/26/30 (Call 12/26/29)(a)	3,647	3,275,738
4.00%, 03/01/29 (Call 12/01/28)(a)	3,582	3,380,404
6.25%, 12/01/32(a)	10	10,921
6.63%, 03/01/29(a)	915	988,493
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	3,024	2,631,967
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	1,542	1,443,223
Protective Life Global Funding
1.74%, 09/21/30(a)(b)	2,812	2,143,671
1.90%, 07/06/28(b)	3,159	2,632,640
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)	3,255	2,693,707
3.70%, 10/01/50 (Call 07/01/30), (5 year CMT + 3.035%)(a)(c)	4,324	3,645,672
3.88%, 03/27/28 (Call 12/27/27)	2,256	2,153,121
5.13%, 03/01/52 (Call 11/28/31), (5 year CMT + 3.162%)(a)(c)	5,075	4,637,789
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(c)	4,102	3,876,390
6.00%, 09/01/52 (Call 06/01/32), (5 year CMT + 3.234%)(a)(c)	6,500	6,270,311
Prudential PLC
3.13%, 04/14/30	6,003	5,283,336
3.63%, 03/24/32 (Call 12/24/31)(a)	1,590	1,421,219
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)(a)	3,219	2,752,253
3.90%, 05/15/29 (Call 02/15/29)(a)	3,463	3,170,553
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	2,737	2,462,886
RGA Global Funding, 2.70%, 01/18/29(a)(b)	2,565	2,187,692
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	5,032	3,916,955
4.75%, 04/08/32 (Call 01/08/32)(b)	2,065	1,744,298
SBL Holdings Inc., 5.00%, 02/18/31 (Call 11/18/30)(a)(b)	3,020	2,473,630
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	3,060	2,368,414
Sumitomo Life Insurance Co., 3.38%, 04/15/81 (Call 04/15/31), (5 year CMT + 2.747%)(b)(c)	4,550	3,878,875
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29), (5 year CMT + 3.582%)(a)(b)(c)	5,125	4,868,750
Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(a)(b)	570	506,551
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	1,871	1,712,340
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	4,401	3,759,470
4.50%, 09/15/28 (Call 06/15/28)	3,674	3,483,963

		479,257,713

Internet — 2.0%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)(a)	6,900	5,505,158
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	12,203	9,618,207
Amazon.com Inc.
1.50%, 06/03/30 (Call 03/03/30)	10,836	8,691,580
1.65%, 05/12/28 (Call 03/12/28)	10,641	9,135,447
2.10%, 05/12/31 (Call 02/12/31)	15,552	12,793,222
3.45%, 04/13/29 (Call 02/13/29)	8,425	7,825,364
3.60%, 04/13/32 (Call 01/13/32)(a)	13,753	12,590,388
4.65%, 12/01/29 (Call 10/01/29)	8,600	8,478,576
4.70%, 12/01/32 (Call 09/01/32)	11,165	11,037,013

Security	Par (000)	Value

Internet (continued)
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)(a)	$1,250	$1,013,500
2.38%, 08/23/31 (Call 05/23/31)(a)	2,560	2,031,583
3.43%, 04/07/30 (Call 01/07/30)	2,295	2,024,741
4.38%, 03/29/28 (Call 12/29/27)(a)	2,191	2,078,431
4.88%, 11/14/28 (Call 08/14/28)(a)	1,754	1,696,480
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	2,110	1,977,938
4.63%, 04/13/30 (Call 01/13/30)	8,820	8,569,803
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	3,982	3,270,560
2.70%, 03/11/30 (Call 12/11/29)(a)	5,253	4,464,350
6.30%, 11/22/32 (Call 08/22/32)(a)	935	986,341
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	2,448	1,966,532
3.25%, 02/15/30 (Call 11/15/29)(a)	8,529	7,191,522
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	3,427	3,036,583
Meituan, 3.05%, 10/28/30 (Call 01/28/30)(a)(b)	5,530	4,251,022
Meta Platforms Inc., 3.85%, 08/15/32 (Call 05/15/32)	16,890	15,176,533
Netflix Inc.
4.88%, 04/15/28	7,335	7,111,062
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	6,818	6,545,280
5.38%, 11/15/29(b)	4,598	4,525,078
5.88%, 11/15/28	10,402	10,532,025
6.38%, 05/15/29(a)	4,198	4,362,436
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	8,295	6,366,279
3.68%, 01/21/30 (Call 10/21/29)(b)	4,717	3,923,308
4.19%, 01/19/32 (Call 10/19/31)(a)(b)	5,200	4,274,623
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(b)	10,110	8,252,653
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	2,205	1,828,232
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	12,638	11,586,277
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	2,705	2,060,630
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	4,580	3,697,963
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	3,981	3,197,919

		223,674,639

Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29(a)	3,409	3,158,512
6.80%, 11/29/32 (Call 08/29/32)(a)	5,350	5,416,465
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	2,660	2,442,896
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	3,182	2,714,491
3.13%, 04/01/32 (Call 01/01/32)(a)	3,599	3,069,901
3.95%, 05/01/28 (Call 02/01/28)	3,123	2,953,419
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)(a)	2,000	1,610,949
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	2,898	2,507,994
3.45%, 04/15/30 (Call 01/15/30)	3,105	2,753,145
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	8,157	7,092,800

		33,720,572

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	3,230	2,375,585
4.40%, 09/15/32 (Call 06/15/32)(a)	2,675	2,274,900

		4,650,485

188	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(a)	$1,387	$1,206,198
3.70%, 01/15/31 (Call 10/15/30)	3,061	2,642,283
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)(a)	3,074	2,914,456
6.00%, 04/23/30 (Call 01/23/30)(a)	2,582	2,591,398
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	1,021	990,116
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	5,982	5,646,010
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	4,960	4,198,633
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5,818	4,798,768
Series X, 4.00%, 04/15/28 (Call 01/15/28)(a)	2,672	2,508,956
Sands China Ltd.
3.35%, 03/08/29 (Call 01/08/29)	2,085	1,704,758
3.75%, 08/08/31 (Call 05/08/31)(a)	4,025	3,179,376
4.88%, 06/18/30 (Call 03/18/30)	2,289	1,996,652
5.90%, 08/08/28 (Call 05/08/28)(a)	8,722	8,259,612

		42,637,216

Machinery — 0.8%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)(a)	1,115	1,075,101
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	2,548	2,059,198
2.60%, 09/19/29 (Call 06/19/29)(a)	2,565	2,235,009
2.60%, 04/09/30 (Call 01/09/30)	3,671	3,199,886
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	3,979	3,556,115
5.38%, 10/16/29(a)	2,663	2,760,204
7.13%, 03/03/31(a)	265	306,347
8.10%, 05/15/30(a)	385	460,411
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	1,495	1,295,508
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,859	2,201,841
3.50%, 10/01/30 (Call 07/01/30)	2,394	2,019,383
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	1,418	1,165,835
3.00%, 05/01/30 (Call 02/01/30)	3,766	3,264,816
John Deere Capital Corp.
1.45%, 01/15/31(a)	3,918	3,077,251
1.50%, 03/06/28(a)	2,318	1,979,582
2.00%, 06/17/31	4,010	3,236,926
2.45%, 01/09/30	4,029	3,468,873
2.80%, 07/18/29	3,222	2,850,191
3.35%, 04/18/29	3,930	3,602,777
3.45%, 03/07/29	3,367	3,110,769
3.90%, 06/07/32	3,125	2,909,600
4.35%, 09/15/32	3,760	3,618,764
4.85%, 10/11/29(a)	2,202	2,202,188
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(a)	1,420	1,119,967
4.55%, 04/15/28 (Call 01/15/28)(a)	1,866	1,726,805
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)(a)	1,385	1,192,756
4.60%, 05/15/28 (Call 02/15/28)(a)	1,517	1,461,386
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	8,848	7,455,241
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(a)	2,665	2,097,627
3.50%, 03/01/29 (Call 12/01/28)(a)	3,001	2,778,706
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	7,528	7,264,648

Security	Par (000)	Value

Machinery (continued)
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)(a)	$4,728	$3,812,081

		84,565,792

Manufacturing — 0.7%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	6,057	5,084,732
3.05%, 04/15/30 (Call 01/15/30)(a)	3,603	3,150,894
3.38%, 03/01/29 (Call 12/01/28)(a)	4,610	4,168,125
3.63%, 09/14/28 (Call 06/14/28)(a)	3,622	3,358,508
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	2,775	2,104,763
2.75%, 03/01/30 (Call 12/01/29)	4,027	3,365,089
Eaton Corp., 4.00%, 11/02/32	1,825	1,671,855
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	4,030	3,835,489
General Electric Co., 6.75%, 03/15/32(a)	3,675	4,079,981
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	5,511	4,895,870
4.50%, 09/15/29 (Call 07/15/29)	5,545	5,294,815
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	2,276	2,076,331
5.90%, 07/15/32 (Call 04/15/32)(a)	2,665	2,658,715
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	5,877	5,055,543
2.15%, 03/11/31(a)(b)	8,902	7,338,988
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)(a)	3,352	2,897,683
2.75%, 04/01/31 (Call 01/01/31)	5,775	4,724,384
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	2,443	1,999,315
3.00%, 06/01/30 (Call 03/01/30)	3,128	2,715,179
3.38%, 03/01/28 (Call 12/01/27)(a)	1,246	1,133,162
3.90%, 09/17/29 (Call 06/17/29)	2,186	1,983,097

		73,592,518

Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	7,110	5,698,810
2.30%, 02/01/32 (Call 11/01/31)	6,527	4,801,463
2.80%, 04/01/31 (Call 01/01/31)(a)	7,782	6,098,816
4.20%, 03/15/28 (Call 12/15/27)(a)	5,816	5,345,056
5.05%, 03/30/29 (Call 12/30/28)	6,992	6,528,841
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	9,665	7,462,734
1.95%, 01/15/31 (Call 10/15/30)(a)	8,382	6,718,036
2.65%, 02/01/30 (Call 11/01/29)	9,557	8,226,002
3.40%, 04/01/30 (Call 01/01/30)(a)	9,138	8,248,908
3.55%, 05/01/28 (Call 02/01/28)(a)	5,160	4,807,665
4.15%, 10/15/28 (Call 07/15/28)	21,964	20,999,182
4.25%, 10/15/30 (Call 07/15/30)(a)	7,958	7,553,912
4.25%, 01/15/33(a)	4,860	4,536,499
4.65%, 02/15/33 (Call 11/15/32)(a)	3,885	3,752,201
5.50%, 11/15/32 (Call 08/15/32)(a)	7,845	8,061,356
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	4,284	3,302,701
2.60%, 06/15/31 (Call 03/15/31)(a)(b)	3,532	2,853,037
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	6,117	5,234,665
3.95%, 03/20/28 (Call 12/20/27)	7,759	7,085,765
4.13%, 05/15/29 (Call 02/15/29)	4,939	4,424,600

S C H E D U L E O F I N V E S T M E N T S	189

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)(a)	$2,550	$2,143,106
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	3,747	3,294,851
4.71%, 01/25/29 (Call 10/25/28)	12,854	12,274,179
Grupo Televisa SAB, 8.50%, 03/11/32	680	795,926
Paramount Global
3.70%, 06/01/28 (Call 03/01/28)	2,564	2,308,802
4.20%, 06/01/29 (Call 03/01/29)(a)	3,160	2,840,987
4.20%, 05/19/32 (Call 02/19/32)(a)	3,645	3,000,433
4.95%, 01/15/31 (Call 11/15/30)(a)	6,883	6,169,874
7.88%, 07/30/30(a)	5,725	6,167,349
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32(a)	665	750,287
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	12,134	10,129,073
2.65%, 01/13/31(a)	14,904	12,694,349
3.80%, 03/22/30(a)	7,927	7,370,672

		201,680,137

Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	1,765	1,586,483
4.50%, 12/15/28 (Call 09/15/28)	2,405	2,283,945

		3,870,428

Mining — 1.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	2,980	2,646,762
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	2,100	2,065,166
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	2,496	2,126,043
2.63%, 09/10/30 (Call 06/10/30)(b)	5,679	4,632,590
2.88%, 03/17/31 (Call 12/17/30)(b)	2,784	2,278,867
3.88%, 03/16/29 (Call 01/16/29)(b)	2,584	2,321,969
4.50%, 03/15/28 (Call 12/15/27)(b)	3,152	2,981,975
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	3,722	3,680,579
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	2,335	2,030,555
3.75%, 10/01/30 (Call 07/01/30)(a)	3,385	2,892,118
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(a)(b)	2,195	1,735,851
BHP Billiton Finance USA Ltd., 4.90%, 02/28/33 (Call 11/28/32)(a)	3,235	3,222,003
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	5,450	4,738,567
3.15%, 01/14/30 (Call 10/14/29)(b)	4,858	4,238,481
3.75%, 01/15/31 (Call 10/15/30)(a)(b)	4,970	4,453,576
5.13%, 02/02/33 (Call 11/02/32)(b)	4,000	3,884,456
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/14/32)(a)(b)	7,270	6,686,297
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)(a)	2,765	2,564,289
4.25%, 03/01/30 (Call 03/01/25)	3,175	2,875,375
4.38%, 08/01/28 (Call 08/01/23)(a)	3,900	3,620,031
4.63%, 08/01/30 (Call 08/01/25)	4,362	4,025,457
5.25%, 09/01/29 (Call 09/01/24)(a)	4,075	3,936,328
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	5,327	4,316,561
2.63%, 09/23/31 (Call 06/23/31)(b)	4,725	3,763,597
2.85%, 04/27/31 (Call 01/27/31)(b)	3,859	3,157,300
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	5,310	5,130,101

Security	Par (000)	Value

Mining (continued)
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(b)	$1,000	$986,547
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	5,471	5,336,413
6.53%, 11/15/28(a)(b)	2,754	2,832,441
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 03/30/29)(b)	3,240	2,932,200
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(b)	2,199	2,004,762
4.70%, 05/12/31 (Call 02/12/31)(a)(b)	2,405	1,978,044
Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(a)(b)	4,365	3,740,417
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	6,249	5,031,952
2.60%, 07/15/32 (Call 04/15/32)	5,480	4,368,612
2.80%, 10/01/29 (Call 07/01/29)(a)	4,723	4,018,884
Rio Tinto Alcan Inc., 7.25%, 03/15/31(a)	3,402	3,855,733
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	3,384	3,713,154
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	4,105	3,610,758
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	2,867	2,566,472
Vale Canada Ltd., 7.20%, 09/15/32	19	20,699
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	3,310	2,542,170

		139,544,152

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	4,025	3,391,289
3.28%, 12/01/28 (Call 10/01/28)(a)	2,975	2,562,804
3.57%, 12/01/31 (Call 09/01/31)	4,720	3,895,855
4.25%, 04/01/28 (Call 10/01/23)	2,810	2,556,282

		12,406,230

Oil & Gas — 4.4%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(b)	5,650	4,985,277
4.00%, 01/15/31 (Call 10/15/30)(a)(b)	4,080	3,588,730
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	7,397	5,922,792
2.72%, 01/12/32 (Call 10/12/31)(a)	11,580	9,703,380
3.63%, 04/06/30 (Call 01/06/30)(a)	6,879	6,303,386
3.94%, 09/21/28 (Call 06/21/28)(a)	5,417	5,151,912
4.23%, 11/06/28 (Call 08/06/28)(a)	11,309	10,907,365
4.81%, 02/13/33 (Call 11/13/32)	8,000	7,858,088
BP Capital Markets PLC
3.72%, 11/28/28 (Call 08/28/28)(a)	4,688	4,414,317
4.88%, (Call 03/22/30), (5 year CMT + 4.398%)(c)(d)	11,161	10,227,327
Burlington Resources LLC
7.20%, 08/15/31	3,375	3,807,595
7.40%, 12/01/31	214	244,468
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	3,667	3,107,183
7.20%, 01/15/32(a)	1,724	1,849,725
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)(a)	2,925	2,314,708
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)(a)	8,786	7,508,662
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)(a)	3,400	3,090,680
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)(a)	3,420	3,007,172
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28(a)	3,335	3,240,253
Conoco Funding Co., 7.25%, 10/15/31(a)	3,710	4,199,815

190	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co.
5.90%, 10/15/32(a)	$1,555	$1,662,347
6.95%, 04/15/29	9,338	10,240,023
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	3,705	2,801,376
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	8,140	7,704,999
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(a)	3,022	2,790,692
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	4,806	4,471,164
5.88%, 06/15/28 (Call 06/15/23)	1,645	1,655,562
7.88%, 09/30/31	1,785	2,018,052
7.95%, 04/15/32(a)	2,416	2,748,714
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	4,801	4,026,473
3.50%, 12/01/29 (Call 09/01/29)(a)	6,273	5,537,325
6.25%, 03/15/33 (Call 12/15/32)	1,565	1,597,155
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	2,280	1,872,574
5.25%, 11/06/29 (Call 08/06/29)(b)	2,840	2,693,740
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	5,870	5,411,752
Series X-R, 4.75%, 09/12/28(a)(b)	5,260	5,126,277
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	4,635	4,457,128
EQT Corp.
3.63%, 05/15/31 (Call 11/15/30)(a)(b)	2,930	2,459,002
5.00%, 01/15/29 (Call 07/15/28)	2,191	2,050,009
5.70%, 04/01/28 (Call 03/01/28)(a)	1,850	1,818,521
7.00%, 02/01/30 (Call 11/01/29)(a)	4,240	4,376,316
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)(a)	5,971	5,092,833
3.13%, 04/06/30 (Call 01/06/30)(a)	6,980	6,287,211
3.63%, 09/10/28 (Call 06/10/28)(a)	8,003	7,584,008
6.50%, 12/01/28(b)	3,895	4,125,569
6.80%, 01/15/28	910	980,091
7.15%, 01/15/29(a)	2,388	2,572,713
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(a)	6,994	6,159,230
2.61%, 10/15/30 (Call 07/15/30)(a)	10,560	9,167,679
3.48%, 03/19/30 (Call 12/19/29)	10,967	10,166,882
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	3,040	2,481,040
Hess Corp.
7.30%, 08/15/31	4,793	5,203,017
7.88%, 10/01/29	3,310	3,639,746
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	1,826	1,623,541
KazMunayGas National Co. JSC, 5.38%, 04/24/30(b)	3,485	3,140,267
Lundin Energy Finance BV, 3.10%, 07/15/31 (Call 05/15/31)(b)	5,379	4,403,885
Marathon Oil Corp., 6.80%, 03/15/32(a)	2,645	2,730,911
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	2,487	2,296,735
Ovintiv Inc.
7.20%, 11/01/31	2,662	2,796,129
7.38%, 11/01/31	3,065	3,273,105
8.13%, 09/15/30(a)	2,410	2,639,924
Pertamina Persero PT
2.30%, 02/09/31 (Call 11/09/30)(b)	4,620	3,709,901
3.10%, 01/21/30 (Call 10/21/29)(b)	2,540	2,201,032
3.10%, 08/27/30 (Call 05/25/30)(b)	3,190	2,727,507
3.65%, 07/30/29(a)(b)	3,990	3,630,900

Security	Par (000)	Value

Oil & Gas (continued)
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)(b)	$2,520	$2,069,978
3.50%, 04/21/30 (Call 01/21/30)(b)	11,019	10,037,487
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	3,495	3,059,445
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	4,696	3,752,467
3.15%, 12/15/29 (Call 09/15/29)(b)	3,228	2,808,924
3.75%, 03/01/28 (Call 12/01/27)(b)	2,083	1,922,473
3.90%, 03/15/28 (Call 12/15/27)	3,700	3,494,694
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	5,794	4,515,462
2.15%, 01/15/31 (Call 10/15/30)	3,784	2,984,217
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(b)	1,705	1,481,151
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(a)(b)	17,145	14,080,331
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	7,710	6,251,202
SA Global Sukuk Ltd., 2.69%, 06/17/31 (Call 03/17/31)(b)	17,760	15,151,944
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	4,884	4,025,060
Saudi Arabian Oil Co.
2.25%, 11/24/30 (Call 08/24/30)(b)	10,480	8,608,272
3.50%, 04/16/29(b)	14,780	13,492,071
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	8,684	7,452,974
2.75%, 04/06/30 (Call 01/06/30)(a)	9,662	8,481,399
3.88%, 11/13/28 (Call 08/23/28)(a)	8,695	8,301,050
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	5,285	4,471,815
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	7,790	6,854,354
2.95%, 08/08/29 (Call 05/08/29)(b)	4,242	3,800,026
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	5,462	4,865,003
4.25%, 09/12/28(a)(b)	3,540	3,445,765
Suncor Energy Inc.
7.00%, 11/15/28(a)	1,170	1,250,379
7.15%, 02/01/32(a)	2,910	3,149,398
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30 (Call 02/15/30)(b)	3,348	2,525,229
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(b)	2,048	1,622,165
Tosco Corp., 8.13%, 02/15/30	836	970,178
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	7,593	6,702,466
3.45%, 02/19/29 (Call 11/19/28)(a)	7,365	6,807,102
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	6,092	5,837,977
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)(a)	3,305	2,683,324
4.00%, 04/01/29 (Call 01/01/29)(a)	480	452,680
4.35%, 06/01/28 (Call 03/01/28)(a)	3,213	3,078,164
7.50%, 04/15/32	4,385	4,949,226
Var Energi ASA, 8.00%, 11/15/32 (Call 08/15/32)(a)(b)	6,163	6,424,003
Woodside Finance Ltd.
3.70%, 03/15/28 (Call 12/15/27)(a)(b)	3,889	3,557,559
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	7,615	7,151,407

		480,154,713

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)(a)	2,938	2,584,867
4.49%, 05/01/30 (Call 02/01/30)(a)	2,856	2,709,027
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	6,575	5,683,050

S C H E D U L E O F I N V E S T M E N T S	191

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	$2,811	$2,487,607
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	7,473	7,021,496
4.30%, 05/01/29 (Call 02/01/29)(b)	4,962	4,675,900
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	6,955	5,983,705

		31,145,652

Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(a)	2,449	2,340,254
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)(a)	3,229	2,676,594
2.69%, 05/25/31 (Call 02/25/31)	4,033	3,273,537
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	715	603,021
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	3,602	2,968,195
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)(a)	3,533	3,037,854
Sonoco Products Co.
2.85%, 02/01/32 (Call 11/01/31)(a)	2,919	2,394,426
3.13%, 05/01/30 (Call 02/01/30)(a)	2,291	1,973,526
WestRock MWV LLC
7.95%, 02/15/31(a)	1,665	1,882,424
8.20%, 01/15/30	1,610	1,844,379
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)(a)	2,725	2,523,393
4.00%, 03/15/28 (Call 12/15/27)	3,217	3,004,680
4.20%, 06/01/32 (Call 03/01/32)(a)	2,775	2,507,762
4.90%, 03/15/29 (Call 12/15/28)(a)	4,154	3,984,258

		35,014,303

Pharmaceuticals — 3.3%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	28,903	25,563,379
4.25%, 11/14/28 (Call 08/14/28)(a)	10,066	9,628,205
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)(a)	5,429	4,512,412
2.80%, 05/15/30 (Call 02/15/30)(a)	2,435	2,074,440
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	6,372	5,459,233
2.25%, 05/28/31 (Call 02/28/31)(a)	3,179	2,646,689
4.88%, 03/03/33 (Call 12/03/32)	4,000	3,989,040
4.90%, 03/03/30 (Call 01/03/30)	4,000	3,983,600
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	7,829	6,181,053
4.00%, 01/17/29 (Call 10/17/28)	5,315	5,094,682
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(b)	18,637	17,520,849
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	5,959	4,701,480
2.82%, 05/20/30 (Call 02/20/30)(a)	4,395	3,759,617
4.30%, 08/22/32 (Call 05/22/32)(a)	3,105	2,884,865
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	6,804	5,371,419
2.95%, 03/15/32 (Call 12/15/31)	9,555	8,248,858
3.40%, 07/26/29 (Call 04/26/29)	12,410	11,385,430
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	6,599	5,372,502
2.40%, 03/15/30 (Call 12/15/29)(a)	8,453	7,064,150
4.38%, 10/15/28 (Call 07/15/28)	21,224	20,379,380
5.40%, 03/15/33 (Call 12/15/32)	3,920	3,916,315

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	$7,286	$5,686,037
1.88%, 02/28/31 (Call 11/28/30)	7,259	5,637,735
2.13%, 09/15/31 (Call 06/15/31)(a)	5,785	4,539,191
3.25%, 08/15/29 (Call 05/15/29)	10,896	9,621,561
3.75%, 04/01/30 (Call 01/01/30)(a)	9,457	8,541,912
4.30%, 03/25/28 (Call 12/25/27)	21,084	20,156,352
5.13%, 02/21/30 (Call 12/21/29)	7,595	7,457,715
5.25%, 02/21/33 (Call 11/21/32)	7,570	7,451,499
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)(a)	5,772	5,357,891
4.70%, 02/27/33 (Call 11/27/32)	2,560	2,546,552
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28(a)	8,588	8,179,141
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	5,340	4,880,660
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)(a)	9,734	7,822,169
6.95%, 09/01/29(a)	460	541,977
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	6,887	5,514,633
1.90%, 12/10/28 (Call 10/10/28)	5,622	4,820,552
2.15%, 12/10/31 (Call 09/10/31)	11,024	8,984,983
3.40%, 03/07/29 (Call 12/07/28)	9,708	9,009,478
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	1,946	2,059,142
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	3,515	3,276,915
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	8,202	6,931,945
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	5,492	4,489,946
1.75%, 08/18/31 (Call 05/18/31)(a)	5,189	4,128,714
2.63%, 04/01/30 (Call 01/01/30)(a)	6,764	5,902,733
3.45%, 03/15/29 (Call 12/15/28)(a)	9,645	8,990,299
3.60%, 09/15/28 (Call 06/15/28)(a)	4,955	4,714,235
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	5,178	4,913,281
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	13,764	11,223,168
5.00%, 11/26/28 (Call 08/26/28)	8,990	8,876,236
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	8,694	6,892,357
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	4,070	3,335,469
3.90%, 08/20/28 (Call 05/20/28)(a)	2,681	2,538,818
5.60%, 11/16/32 (Call 08/16/32)	3,605	3,733,472

		368,494,366

Pipelines — 3.1%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	2,090	1,909,842
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)(a)	2,722	2,308,298
3.60%, 09/01/32 (Call 06/01/32)	2,690	2,258,142
4.80%, 05/03/29 (Call 02/03/29)	3,037	2,879,978
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(a)(b)	4,190	3,637,190
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)(a)	7,263	6,540,786
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	1,670	1,548,107
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	7,915	6,343,793
4.00%, 03/01/31 (Call 03/01/26)(a)	6,707	5,779,075
4.50%, 10/01/29 (Call 10/01/24)	7,175	6,511,384
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(a)(b)	3,853	3,381,747
Colonial Pipeline Co., 7.63%, 04/15/32(a)(b)	930	1,053,619

192	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	$1,955	$1,618,603
5.13%, 05/15/29 (Call 02/15/29)(a)	3,340	3,214,990
8.13%, 08/16/30	2,025	2,242,688
DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(a)(b)	1,860	1,648,414
Eastern Gas Transmission and Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	2,452	2,120,629
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	2,069	1,729,386
8.38%, 06/15/32(a)	955	1,087,576
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	7,000	6,101,730
6.25%, 03/01/78 (Call 03/01/28), (3 mo. LIBOR US + 3.641%)(c)	4,037	3,736,936
7.63%, 01/15/83 (Call 10/15/32), (5 year CMT + 4.418%)(c)	1,470	1,493,888
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30), (5 year CMT + 5.314%)(a)(c)	4,896	4,591,812
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	8,817	7,821,824
4.15%, 09/15/29 (Call 06/15/29)(a)	3,276	2,984,231
4.95%, 05/15/28 (Call 02/15/28)(a)	4,231	4,074,619
4.95%, 06/15/28 (Call 03/15/28)	5,445	5,258,850
5.25%, 04/15/29 (Call 01/15/29)(a)	8,523	8,312,289
5.75%, 02/15/33 (Call 11/15/32)	5,300	5,214,034
8.25%, 11/15/29 (Call 08/15/29)	1,725	1,939,233
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	6,866	5,879,465
3.13%, 07/31/29 (Call 04/30/29)	6,954	6,131,473
4.15%, 10/16/28 (Call 07/16/28)	5,571	5,267,390
5.35%, 01/31/33 (Call 10/31/32)	3,520	3,517,817
Flex Intermediate Holdco LLC, 3.36%, 06/30/31 (Call 12/30/30)(a)(b)	3,845	3,103,138
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	3,012	2,366,344
2.55%, 07/01/30 (Call 04/01/30)(a)(b)	2,579	2,137,723
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	2,887	2,766,802
Kinder Morgan Energy Partners LP
7.40%, 03/15/31(a)	614	661,685
7.75%, 03/15/32	3,285	3,625,267
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	6,641	5,159,463
4.30%, 03/01/28 (Call 12/01/27)(a)	5,243	5,000,831
4.80%, 02/01/33 (Call 11/01/32)(a)	4,030	3,733,756
7.75%, 01/15/32	3,955	4,413,013
7.80%, 08/01/31	1,540	1,713,356
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)(a)	2,643	2,301,496
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	3,713	3,388,912
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	8,146	6,683,943
4.00%, 03/15/28 (Call 12/15/27)	5,862	5,487,633
4.80%, 02/15/29 (Call 11/15/28)(a)	4,640	4,456,695
4.95%, 09/01/32 (Call 06/01/32)	5,275	4,957,378
5.00%, 03/01/33 (Call 12/01/32)	1,025	961,684
NGPL PipeCo LLC, 3.25%, 07/15/31 (Call 04/15/31)(a)(b)	3,520	2,909,549
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	4,719	4,003,352

Security	Par (000)	Value

Pipelines (continued)
3.40%, 09/01/29 (Call 06/01/29)	$4,307	$3,736,715
4.35%, 03/15/29 (Call 12/15/28)(a)	4,347	4,035,659
4.55%, 07/15/28 (Call 04/15/28)(a)	4,482	4,257,995
6.10%, 11/15/32 (Call 08/15/32)	4,698	4,722,537
6.35%, 01/15/31 (Call 10/15/30)(a)	2,555	2,617,398
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	333	334,154
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	6,338	5,495,515
3.80%, 09/15/30 (Call 06/15/30)(a)	4,082	3,554,184
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(b)	2,582	2,413,344
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	6,551	6,149,573
4.50%, 05/15/30 (Call 11/15/29)(a)	11,598	10,864,348
Southern Natural Gas Co. LLC, 8.00%, 03/01/32(a)	652	724,520
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	5,490	4,653,324
4.20%, 02/01/33 (Call 12/01/32)(a)	3,085	2,685,914
4.88%, 02/01/31 (Call 02/01/26)(a)	5,980	5,430,259
5.50%, 03/01/30 (Call 03/01/25)(a)	3,445	3,263,087
6.88%, 01/15/29 (Call 01/15/24)(a)	425	430,313
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(a)(b)	6,767	5,718,207
7.00%, 10/15/28(a)	3,305	3,503,324
Texas Eastern Transmission LP, 7.00%, 07/15/32(a)	275	308,726
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	6,505	5,158,951
4.10%, 04/15/30 (Call 01/15/30)	7,440	6,786,256
4.25%, 05/15/28 (Call 02/15/28)	7,695	7,276,522
Transcanada Trust
5.50%, 09/15/79 (Call 09/15/29), (1 day SOFR + 4.416%)(c)	5,377	4,741,710
5.60%, 03/07/82 (Call 12/07/31), (5 year CMT + 3.986%)(a)(c)	3,412	2,967,075
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	4,836	4,210,363
4.00%, 03/15/28 (Call 12/15/27)(a)	1,911	1,796,989
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)(b)	2,210	2,060,534
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	3,000	2,844,600
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	2,964	2,863,906
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	8,619	6,993,905
3.50%, 11/15/30 (Call 08/15/30)(a)	5,575	4,878,636
4.65%, 08/15/32 (Call 05/15/32)	5,777	5,382,653
5.65%, 03/15/33 (Call 12/15/32)	5,000	4,995,112
7.75%, 06/15/31	1,457	1,596,231
8.75%, 03/15/32	1,218	1,445,270
Series A, 7.50%, 01/15/31	2,317	2,551,671

		343,421,338

Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	2,935	2,421,387
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	3,633	3,405,179
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	2,499	2,185,413
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	4,577	4,131,917

		12,143,896

S C H E D U L E O F I N V E S T M E N T S	193

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.1%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	$2,903	$2,359,051
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(a)(b)	2,425	2,011,830
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	2,066	1,537,446
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(a)(b)	225	182,651
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	4,985	3,826,695
4.13%, 02/01/29 (Call 11/01/28)(b)	5,663	5,066,158

		14,983,831

Real Estate Investment Trusts — 5.4%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	2,158	1,789,025
2.90%, 10/01/30 (Call 07/01/30)(a)	2,400	1,998,742
4.80%, 10/01/32 (Call 07/01/32)(a)	1,090	1,019,479
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)(a)	5,915	4,525,219
2.75%, 12/15/29 (Call 09/15/29)	2,401	2,028,102
3.38%, 08/15/31 (Call 05/15/31)	3,630	3,184,679
4.50%, 07/30/29 (Call 04/30/29)(a)	1,243	1,183,175
4.70%, 07/01/30 (Call 04/01/30)	2,850	2,742,090
4.90%, 12/15/30 (Call 09/15/30)(a)	4,055	3,931,666
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)(a)	3,195	2,527,705
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)(a)	2,290	1,800,381
3.63%, 04/15/32 (Call 01/15/32)(a)	3,866	3,266,144
4.90%, 02/15/29 (Call 11/15/28)(a)	1,977	1,874,892
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	4,577	3,521,013
2.10%, 06/15/30 (Call 03/15/30)	2,804	2,219,752
2.30%, 09/15/31 (Call 06/15/31)(a)	4,140	3,216,580
2.70%, 04/15/31 (Call 01/15/31)	4,202	3,406,316
2.90%, 01/15/30 (Call 10/15/29)	4,665	3,949,497
3.80%, 08/15/29 (Call 05/15/29)	9,245	8,334,046
3.95%, 03/15/29 (Call 12/15/28)	3,626	3,306,909
4.05%, 03/15/32 (Call 12/15/31)(a)	3,530	3,143,847
5.65%, 03/15/33 (Call 12/15/32)	3,920	3,902,125
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	3,075	2,589,678
2.05%, 01/15/32 (Call 10/15/31)(a)	1,270	1,006,597
2.30%, 03/01/30 (Call 12/01/29)	3,468	2,903,781
2.45%, 01/15/31 (Call 10/15/30)	3,756	3,120,957
3.30%, 06/01/29 (Call 03/01/29)	2,655	2,374,389
5.00%, 02/15/33 (Call 11/15/32)(a)	235	233,798
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	4,265	3,261,828
2.90%, 03/15/30 (Call 12/15/29)	4,146	3,403,395
3.25%, 01/30/31 (Call 10/30/30)	7,067	5,896,226
3.40%, 06/21/29 (Call 03/21/29)	6,374	5,470,122
4.50%, 12/01/28 (Call 09/01/28)(a)	4,814	4,467,357
Brandywine Operating Partnership LP
4.55%, 10/01/29 (Call 07/01/29)	2,183	1,809,290
7.55%, 03/15/28 (Call 02/15/28)	2,150	2,107,920
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)(a)	2,852	2,396,704
2.50%, 08/16/31 (Call 05/16/31)(a)	2,495	1,939,168
4.05%, 07/01/30 (Call 04/01/30)(a)	4,299	3,800,733
4.13%, 05/15/29 (Call 02/15/29)	3,363	3,029,334

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	$2,597	$1,871,311
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	4,145	3,560,062
3.15%, 07/01/29 (Call 04/01/29)	4,643	4,121,036
4.10%, 10/15/28 (Call 07/15/28)	2,130	2,018,308
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,133,250
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	2,290	1,762,806
2.75%, 04/15/31 (Call 01/15/31)	2,816	2,120,223
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	6,010	4,708,949
2.25%, 01/15/31 (Call 10/15/30)(a)	6,259	5,007,551
2.50%, 07/15/31 (Call 04/15/31)(a)	4,625	3,731,840
3.10%, 11/15/29 (Call 08/15/29)(a)	3,885	3,370,321
3.30%, 07/01/30 (Call 04/01/30)	3,325	2,895,863
4.30%, 02/15/29 (Call 11/15/28)	4,791	4,504,130
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,020	781,561
2.25%, 12/15/28 (Call 10/15/28)(a)	3,678	3,072,922
2.50%, 02/15/32 (Call 11/15/31)	3,220	2,514,322
3.00%, 02/15/30 (Call 11/15/29)	1,903	1,604,151
4.38%, 02/15/29 (Call 11/15/28)	1,965	1,822,878
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	5,178	4,581,110
4.45%, 07/15/28 (Call 04/15/28)(a)	3,984	3,753,868
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	1,785	1,343,290
3.75%, 08/15/29 (Call 05/15/29)	2,250	1,833,819
4.95%, 04/15/28 (Call 01/15/28)	2,000	1,778,687
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	4,380	3,643,900
2.00%, 05/15/28 (Call 03/15/28)	1,114	940,296
2.15%, 07/15/30 (Call 04/15/30)(a)	5,558	4,440,223
2.50%, 05/15/31 (Call 02/15/31)	7,020	5,621,183
3.20%, 11/18/29 (Call 08/18/29)(a)	7,113	6,200,463
3.90%, 04/15/32 (Call 01/15/32)	6,733	5,949,594
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	4,132	3,247,102
2.50%, 02/15/30 (Call 11/15/29)	1,777	1,499,264
3.00%, 07/01/29 (Call 04/01/29)(a)	2,446	2,139,978
3.50%, 03/01/28 (Call 12/01/27)(a)	1,915	1,765,170
4.15%, 12/01/28 (Call 09/01/28)	3,433	3,235,669
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,583	1,190,593
1.70%, 03/01/28 (Call 01/01/28)(a)	1,218	1,017,389
2.55%, 06/15/31 (Call 03/15/31)(a)	1,482	1,183,073
2.65%, 03/15/32 (Call 12/15/31)(a)	2,290	1,817,409
3.00%, 01/15/30 (Call 10/15/29)	3,151	2,679,088
4.00%, 03/01/29 (Call 12/01/28)(a)	3,183	2,923,604
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	2,905	2,224,433
2.55%, 06/01/31 (Call 03/01/31)	2,100	1,670,062
3.90%, 04/01/29 (Call 02/01/29)(a)	1,535	1,392,052
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)(a)	2,025	1,742,707
3.50%, 06/01/30 (Call 03/01/30)	2,264	1,964,067
GLP Capital LP/GLP Financing II Inc. 3.25%, 01/15/32 (Call 10/15/31)	4,445	3,530,831

194	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 01/15/30 (Call 10/17/29)(a)	$3,651	$3,197,524
4.00%, 01/15/31 (Call 10/15/30)(a)	3,984	3,416,285
5.30%, 01/15/29 (Call 10/15/28)(a)	2,832	2,678,760
5.75%, 06/01/28 (Call 03/03/28)(a)	2,278	2,227,829
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32 (Call 02/04/32)(a)(b)	115	104,671
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	1,140	1,024,221
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	3,523	2,688,112
2.05%, 03/15/31 (Call 12/15/30)	1,820	1,347,567
2.40%, 03/15/30 (Call 12/15/29)	1,197	928,668
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)(a)	3,083	2,625,893
Healthpeak Properties Interim Inc.
2.13%, 12/01/28 (Call 10/01/28)	2,375	2,008,159
2.88%, 01/15/31 (Call 10/15/30)(a)	2,383	2,008,820
3.00%, 01/15/30 (Call 10/15/29)(a)	4,596	3,956,406
3.50%, 07/15/29 (Call 04/15/29)	3,707	3,301,995
5.25%, 12/15/32 (Call 09/15/32)	1,355	1,330,241
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	2,055	1,527,723
3.05%, 02/15/30 (Call 11/15/29)	3,018	2,392,485
4.13%, 03/15/28 (Call 12/15/27)	1,666	1,476,804
4.20%, 04/15/29 (Call 01/15/29)(a)	2,276	1,975,228
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/16/29)	4,220	3,591,431
Series I, 3.50%, 09/15/30 (Call 06/15/30)	5,005	4,160,415
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,335	1,026,966
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	4,025	3,032,465
4.65%, 04/01/29 (Call 01/01/29)	3,142	2,669,074
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	3,934	2,950,884
2.30%, 11/15/28 (Call 09/15/28)	4,079	3,373,103
4.15%, 04/15/32 (Call 01/15/32)(a)	2,605	2,291,537
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	2,635	1,861,623
3.05%, 02/15/30 (Call 11/15/29)	2,496	1,991,661
4.25%, 08/15/29 (Call 05/15/29)(a)	1,916	1,662,528
4.75%, 12/15/28 (Call 09/15/28)(a)	3,555	3,261,540
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)(a)	1,899	1,602,904
2.25%, 12/01/31 (Call 09/01/31)	2,394	1,858,981
2.70%, 10/01/30 (Call 07/01/30)	3,797	3,139,306
3.20%, 04/01/32 (Call 01/01/32)(a)	2,370	1,979,174
4.60%, 02/01/33 (Call 11/01/32)	1,285	1,180,984
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	1,695	1,517,125
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,661	1,324,433
2.40%, 10/15/31 (Call 07/15/31)	3,464	2,741,569
4.00%, 06/15/29 (Call 03/15/29)	2,514	2,293,790
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	1,655	1,254,967
2.70%, 09/15/30 (Call 06/15/30)(a)	2,441	1,953,004
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	2,317	1,808,877
2.75%, 03/15/30 (Call 12/15/29)(a)	1,783	1,541,633
3.95%, 03/15/29 (Call 12/15/28)(a)	3,898	3,661,242
4.20%, 06/15/28 (Call 03/15/28)	913	869,002

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	$2,393	$1,794,968
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	2,057	1,704,490
4.30%, 10/15/28 (Call 07/15/28)(a)	2,107	1,967,486
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)(a)	3,895	3,069,324
3.63%, 10/01/29 (Call 07/01/29)	2,610	2,164,420
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	1,625	1,218,228
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	2,390	1,908,400
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)(a)	495	348,937
3.15%, 08/15/30 (Call 05/15/30)(a)	2,349	1,799,593
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	5,112	3,920,131
1.63%, 03/15/31 (Call 12/15/30)	1,275	996,966
1.75%, 07/01/30 (Call 04/01/30)	1,111	886,973
1.75%, 02/01/31 (Call 11/01/30)	2,304	1,818,459
2.25%, 04/15/30 (Call 01/15/30)	5,917	4,948,552
2.25%, 01/15/32 (Call 10/15/31)(a)	2,773	2,223,491
2.88%, 11/15/29 (Call 08/15/29)	2,482	2,154,044
3.88%, 09/15/28 (Call 06/15/28)(a)	1,695	1,605,673
4.00%, 09/15/28 (Call 06/15/28)(a)	2,206	2,110,545
4.38%, 02/01/29 (Call 11/01/28)(a)	1,967	1,897,338
4.63%, 01/15/33 (Call 10/15/32)(a)	3,900	3,773,496
Public Storage
1.85%, 05/01/28 (Call 03/01/28)(a)	3,315	2,845,825
1.95%, 11/09/28 (Call 09/09/28)(a)	2,903	2,464,614
2.25%, 11/09/31 (Call 08/09/31)(a)	3,185	2,563,627
2.30%, 05/01/31 (Call 02/01/31)(a)	3,113	2,546,035
3.39%, 05/01/29 (Call 02/01/29)	2,910	2,644,286
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)(a)	3,115	2,500,037
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	2,567	2,215,995
2.85%, 12/15/32 (Call 09/15/32)(a)	3,290	2,702,292
3.10%, 12/15/29 (Call 09/15/29)	3,270	2,872,870
3.25%, 06/15/29 (Call 03/15/29)(a)	2,630	2,351,971
3.25%, 01/15/31 (Call 10/15/30)(a)	5,127	4,468,727
4.85%, 03/15/30 (Call 01/15/30)	1,155	1,120,342
5.63%, 10/13/32 (Call 07/13/32)(a)	4,445	4,530,775
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	3,019	2,541,445
3.70%, 06/15/30 (Call 03/15/30)(a)	2,913	2,576,577
4.13%, 03/15/28 (Call 12/15/27)(a)	1,725	1,603,572
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)(a)	978	771,408
2.15%, 09/01/31 (Call 06/01/31)	4,535	3,508,477
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	3,883	2,884,974
3.90%, 10/15/29 (Call 07/15/29)(a)	2,084	1,733,295
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)(a)	3,102	2,388,780
2.85%, 01/15/32 (Call 10/15/31)	445	339,418
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(a)(b)	4,604	4,230,177
Scentre Group Trust 2, 5.13%, 09/24/80 (Call 06/24/30), (5 year CMT + 4.685%)(a)(b)(c)	6,350	5,556,250
Simon Property Group LP
2.20%, 02/01/31 (Call 11/01/30)(a)	3,700	2,955,360
2.25%, 01/15/32 (Call 10/15/31)	4,130	3,220,651

S C H E D U L E O F I N V E S T M E N T S	195

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.45%, 09/13/29 (Call 06/13/29)(a)	$7,163	$5,999,474
2.65%, 07/15/30 (Call 04/15/30)	4,412	3,705,903
2.65%, 02/01/32 (Call 11/01/31)	3,385	2,735,795
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)(a)	2,057	1,704,086
2.70%, 02/15/32 (Call 11/15/31)	2,625	2,007,135
3.20%, 02/15/31 (Call 11/15/30)	1,271	1,037,562
3.40%, 01/15/30 (Call 10/15/29)(a)	2,642	2,233,100
4.00%, 07/15/29 (Call 04/15/29)	2,822	2,485,355
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	1,938	1,409,241
2.75%, 11/18/30 (Call 08/18/30)	1,856	1,401,788
4.50%, 03/15/28 (Call 12/15/27)	1,274	1,135,321
4.63%, 03/15/29 (Call 12/15/28)	3,019	2,663,924
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(a)	2,555	2,160,112
2.70%, 07/15/31 (Call 04/15/31)	4,002	3,192,728
4.20%, 04/15/32 (Call 01/15/32)(a)	2,985	2,647,970
5.70%, 01/15/33 (Call 10/15/32)	2,090	2,056,141
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	1,973	1,463,458
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/28/29)(a)(b)	3,140	2,675,280
UDR Inc.
2.10%, 08/01/32 (Call 05/01/32)	1,625	1,224,128
3.00%, 08/15/31 (Call 05/15/31)(a)	1,682	1,418,234
3.20%, 01/15/30 (Call 10/15/29)	3,983	3,490,442
4.40%, 01/26/29 (Call 10/26/28)(a)	1,635	1,536,528
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(a)	2,965	2,335,138
3.00%, 01/15/30 (Call 10/15/29)	3,886	3,303,070
4.00%, 03/01/28 (Call 12/01/27)	2,909	2,687,301
4.40%, 01/15/29 (Call 10/15/28)	4,078	3,794,414
4.75%, 11/15/30 (Call 08/15/30)(a)	2,347	2,212,466
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)(a)	5,595	5,223,535
5.13%, 05/15/32 (Call 02/15/32)	8,325	7,724,351
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	4,685	4,073,798
4.13%, 08/15/30 (Call 02/15/25)(b)	3,875	3,347,161
4.63%, 12/01/29 (Call 12/01/24)(b)	4,785	4,287,173
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	2,585	1,965,892
WEA Finance LLC
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	3,598	2,945,946
4.13%, 09/20/28 (Call 06/20/28)(b)	2,599	2,259,834
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	3,415	2,795,287
2.75%, 01/15/31 (Call 10/15/30)	3,077	2,506,126
2.75%, 01/15/32 (Call 10/15/31)(a)	2,240	1,788,892
2.80%, 06/01/31 (Call 03/01/31)	3,773	3,055,290
3.10%, 01/15/30 (Call 10/15/29)(a)	3,897	3,327,880
3.85%, 06/15/32 (Call 03/15/32)(a)	3,130	2,720,783
4.13%, 03/15/29 (Call 09/15/28)	3,880	3,576,361
4.25%, 04/15/28 (Call 01/15/28)	3,316	3,130,950
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	2,245	1,885,742
4.00%, 11/15/29 (Call 08/15/29)	4,483	4,081,831
4.00%, 04/15/30 (Call 01/15/30)	4,488	4,079,824
7.38%, 03/15/32(a)	2,780	3,090,178
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)(a)	2,184	1,760,711
2.45%, 02/01/32 (Call 11/01/31)	1,820	1,438,151

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.85%, 07/15/29 (Call 04/15/29)(a)	$2,273	$2,067,078

		594,708,840

Retail — 2.9%
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	10,072	7,732,774
Advance Auto Parts Inc.
3.50%, 03/15/32 (Call 12/15/31)(a)	2,140	1,757,570
3.90%, 04/15/30 (Call 01/15/30)(a)	2,858	2,523,980
Alimentation Couche-Tard Inc., 2.95%, 01/25/30 (Call 10/25/29)(a)(b)	3,906	3,318,752
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(a)	2,183	1,773,990
2.40%, 08/01/31 (Call 05/01/31)(a)	2,594	1,946,777
3.85%, 03/01/32 (Call 12/01/31)	4,065	3,408,663
4.75%, 06/01/30 (Call 03/01/30)(a)	3,274	3,041,355
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	3,093	2,384,990
3.75%, 04/18/29 (Call 01/18/29)	1,970	1,804,502
4.00%, 04/15/30 (Call 01/15/30)	4,860	4,466,112
4.75%, 08/01/32 (Call 05/01/32)	3,530	3,368,516
4.75%, 02/01/33 (Call 11/01/32)	3,075	2,914,350
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	3,852	3,024,228
4.45%, 10/01/28 (Call 07/01/28)(a)	2,772	2,654,412
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	10,059	8,216,003
1.75%, 04/20/32 (Call 01/20/32)	5,250	4,140,217
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)(a)	4,594	3,628,505
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	6,107	5,464,116
4.13%, 05/01/28 (Call 02/01/28)	2,203	2,097,393
5.00%, 11/01/32 (Call 08/01/32)(a)	4,205	4,078,247
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	5,071	4,099,434
4.20%, 05/15/28 (Call 02/15/28)	6,429	6,113,353
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(b)	2,000	1,524,464
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	3,116	2,405,204
2.75%, 02/01/32 (Call 11/01/31)(a)	2,775	2,243,323
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	2,421	2,004,925
1.38%, 03/15/31 (Call 12/15/30)	6,896	5,301,857
1.50%, 09/15/28 (Call 07/15/28)(a)	4,802	4,055,108
1.88%, 09/15/31 (Call 06/15/31)	5,760	4,561,146
2.70%, 04/15/30 (Call 01/15/30)	8,329	7,213,800
2.95%, 06/15/29 (Call 03/15/29)(a)	8,094	7,227,970
3.25%, 04/15/32 (Call 01/15/32)(a)	6,800	5,957,014
3.90%, 12/06/28 (Call 09/06/28)	5,296	5,067,342
4.50%, 09/15/32 (Call 06/15/32)(a)	6,982	6,731,137
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	4,915	4,065,943
1.70%, 09/15/28 (Call 07/15/28)(a)	6,257	5,224,806
1.70%, 10/15/30 (Call 07/15/30)(a)	6,953	5,422,692
2.63%, 04/01/31 (Call 01/01/31)(a)	8,484	6,977,184
3.65%, 04/05/29 (Call 01/05/29)(a)	8,825	8,062,092
3.75%, 04/01/32 (Call 01/01/32)(a)	8,082	7,159,393
4.50%, 04/15/30 (Call 01/15/30)	4,576	4,358,761
6.50%, 03/15/29(a)	881	938,243
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	4,354	3,604,516

196	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.63%, 09/01/29 (Call 06/01/29)(a)	$5,700	$4,956,586
3.60%, 07/01/30 (Call 04/01/30)(a)	5,721	5,219,100
3.80%, 04/01/28 (Call 01/01/28)(a)	4,866	4,612,245
4.60%, 09/09/32 (Call 06/09/32)	4,630	4,460,114
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,873	1,455,846
3.90%, 06/01/29 (Call 03/01/29)(a)	2,854	2,643,109
4.20%, 04/01/30 (Call 01/01/30)	3,066	2,874,301
4.35%, 06/01/28 (Call 03/01/28)(a)	2,661	2,563,464
4.70%, 06/15/32 (Call 03/15/32)(a)	3,825	3,644,616
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	2,864	2,241,829
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	4,665	3,867,974
2.55%, 11/15/30 (Call 08/15/30)	5,344	4,461,855
3.00%, 02/14/32 (Call 11/14/31)(a)	5,946	5,050,594
3.50%, 03/01/28 (Call 12/01/27)(a)	2,616	2,436,349
3.55%, 08/15/29 (Call 05/15/29)(a)	5,054	4,619,003
4.00%, 11/15/28 (Call 08/15/28)(a)	4,158	3,942,948
4.80%, 02/15/33 (Call 11/15/32)(a)	4,000	3,876,291
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	4,586	3,890,190
2.65%, 09/15/30 (Call 06/15/30)	3,184	2,725,608
3.38%, 04/15/29 (Call 01/15/29)(a)	4,910	4,528,042
4.40%, 01/15/33 (Call 10/15/32)	3,805	3,608,879
4.50%, 09/15/32 (Call 06/15/32)(a)	6,225	5,977,948
6.35%, 11/01/32(a)	200	220,037
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(a)	1,996	1,668,903
1.60%, 05/15/31 (Call 02/15/31)	2,692	2,120,059
3.88%, 04/15/30 (Call 01/15/30)	2,738	2,574,964
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	4,338	3,341,787
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(a)	2,392	2,028,785
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)(a)	7,313	6,218,022
1.80%, 09/22/31 (Call 06/22/31)(a)	11,340	9,152,521
2.38%, 09/24/29 (Call 06/24/29)(a)	2,457	2,135,209
3.25%, 07/08/29 (Call 04/08/29)(a)	3,640	3,365,358
3.70%, 06/26/28 (Call 03/26/28)(a)	6,956	6,652,050
4.15%, 09/09/32 (Call 06/09/32)(a)	6,950	6,698,628
7.55%, 02/15/30(a)	515	606,926

		314,505,299

Savings & Loans — 0.1%
Nationwide Building Society
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(a)(b)(c)	3,856	3,442,840
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(b)(c)	5,386	4,956,883

		8,399,723

Semiconductors — 2.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)(a)	4,970	4,605,148
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	3,845	3,239,903
2.10%, 10/01/31 (Call 07/01/31)(a)	5,640	4,565,270
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)(a)	4,201	3,421,805
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	13,743	10,889,813
2.60%, 02/15/33 (Call 11/15/32)(b)	5,000	3,778,911

Security	Par (000)	Value

Semiconductors (continued)
4.00%, 04/15/29 (Call 02/15/29)(a)(b)	$4,810	$4,356,195
4.11%, 09/15/28 (Call 06/15/28)(a)	6,396	5,975,822
4.15%, 11/15/30 (Call 08/15/30)	11,030	9,930,027
4.15%, 04/15/32 (Call 01/15/32)(b)	7,529	6,636,757
4.30%, 11/15/32 (Call 08/15/32)	10,366	9,186,355
4.75%, 04/15/29 (Call 01/15/29)(a)	9,677	9,255,746
5.00%, 04/15/30 (Call 01/15/30)(a)	3,966	3,807,403
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	5,235	4,402,201
2.00%, 08/12/31 (Call 05/12/31)(a)	6,674	5,237,061
2.45%, 11/15/29 (Call 08/15/29)	10,094	8,488,853
3.90%, 03/25/30 (Call 12/25/29)	8,322	7,674,610
4.00%, 08/05/29 (Call 06/05/29)(a)	3,690	3,448,511
4.00%, 12/15/32(a)	3,345	3,032,022
4.15%, 08/05/32 (Call 05/05/32)(a)	6,770	6,236,594
5.13%, 02/10/30 (Call 12/10/29)	8,360	8,259,556
5.20%, 02/10/33 (Call 11/10/32)	10,360	10,166,375
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)(a)	4,466	4,253,266
4.65%, 07/15/32 (Call 04/15/32)(a)	5,327	5,200,448
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	4,277	3,482,763
4.00%, 03/15/29 (Call 12/15/28)	5,218	4,948,247
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	3,561	3,046,239
2.95%, 04/15/31 (Call 01/15/31)	4,060	3,266,800
4.88%, 06/22/28 (Call 03/22/28)(a)	3,270	3,161,955
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	6,712	5,092,726
4.66%, 02/15/30 (Call 11/15/29)(a)	5,000	4,598,723
5.33%, 02/06/29 (Call 11/06/28)(a)	3,733	3,646,592
5.88%, 02/09/33 (Call 11/09/32)	3,650	3,536,179
6.75%, 11/01/29 (Call 09/01/29)	4,540	4,691,473
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	6,334	5,384,172
2.00%, 06/15/31 (Call 03/15/31)(a)	6,742	5,451,369
2.85%, 04/01/30 (Call 01/01/30)(a)	8,727	7,689,944
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(a)	2,830	2,827,919
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	4,924	3,889,179
2.65%, 02/15/32 (Call 11/15/31)	5,711	4,488,110
3.40%, 05/01/30 (Call 02/01/30)	5,468	4,732,046
4.30%, 06/18/29 (Call 03/18/29)	5,507	5,081,770
5.00%, 01/15/33 (Call 10/15/32)(a)	4,045	3,797,187
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	3,695	2,956,998
4.38%, 10/15/29 (Call 10/15/24)	4,287	3,822,675
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	4,700	3,955,028
1.65%, 05/20/32 (Call 02/20/32)	7,157	5,479,000
2.15%, 05/20/30 (Call 02/20/30)(a)	6,614	5,540,370
4.25%, 05/20/32 (Call 02/20/32)(a)	1,695	1,622,401
5.40%, 05/20/33 (Call 02/20/33)(a)	2,775	2,861,479
SK Hynix Inc.
2.38%, 01/19/31(b)	4,483	3,315,504
6.50%, 01/17/33(b)	4,175	4,107,472
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	2,294	1,855,129

S C H E D U L E O F I N V E S T M E N T S	197

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	$4,158	$3,403,377
1.90%, 09/15/31 (Call 06/15/31)	2,140	1,731,215
2.25%, 09/04/29 (Call 06/04/29)	4,078	3,492,175
3.65%, 08/16/32 (Call 05/16/32)(a)	2,650	2,434,771
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)(a)	7,929	6,570,970
4.13%, 04/22/29 (Call 02/22/29)(a)	2,575	2,461,162
4.25%, 04/22/32 (Call 01/22/32)(a)	4,835	4,627,791
TSMC Global Ltd.
1.38%, 09/28/30 (Call 06/28/30)(b)	5,458	4,222,183
1.75%, 04/23/28 (Call 02/23/28)(a)(b)	4,945	4,204,722
2.25%, 04/23/31 (Call 01/23/31)(b)	7,185	5,856,758
4.63%, 07/22/32 (Call 04/22/32)(a)(b)	2,040	2,005,198
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	3,884	3,272,630

		308,661,053

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	3,734	3,069,140
4.20%, 05/01/30 (Call 02/01/30)	1,957	1,786,300

		4,855,440

Software — 2.0%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)(a)	1,687	1,317,254
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)(a)	7,861	6,725,388
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	5,439	4,350,713
2.85%, 01/15/30 (Call 10/15/29)	3,018	2,591,517
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	5,372	4,348,922
2.90%, 12/01/29 (Call 09/01/29)	4,257	3,594,048
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	4,839	3,790,125
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	3,459	2,896,315
2.25%, 03/01/31 (Call 12/01/30)(a)	6,837	5,378,180
3.75%, 05/21/29 (Call 02/21/29)(a)	2,622	2,384,866
5.10%, 07/15/32 (Call 04/15/32)(a)	4,080	3,904,209
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	5,181	4,340,173
3.50%, 07/01/29 (Call 04/01/29)	16,437	14,697,674
4.20%, 10/01/28 (Call 07/01/28)	5,661	5,317,962
5.60%, 03/02/33 (Call 12/01/32)	2,485	2,480,559
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)(a)	2,523	2,034,503
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	4,000	3,400,400
3.63%, 11/01/31 (Call 11/01/26)(b)	3,000	2,508,750
3.88%, 02/15/31 (Call 06/01/25)(b)	4,000	3,442,720
4.00%, 11/15/29 (Call 11/15/24)(b)	5,000	4,425,500
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	8,160	7,081,401
2.88%, 03/25/31 (Call 12/25/30)	17,446	14,463,904
2.95%, 04/01/30 (Call 01/01/30)	18,777	16,023,045
3.25%, 05/15/30 (Call 02/15/30)	2,483	2,161,453
4.65%, 05/06/30 (Call 03/06/30)	1,485	1,408,923
4.90%, 02/06/33 (Call 11/06/32)	7,525	7,107,297
6.15%, 11/09/29 (Call 09/09/29)(a)	8,110	8,391,613
6.25%, 11/09/32 (Call 08/09/32)	12,300	12,800,716
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	5,527	4,262,371
2.00%, 06/30/30 (Call 03/30/30)	3,133	2,522,892

Security	Par (000)	Value

Software (continued)
2.95%, 09/15/29 (Call 06/15/29)	$3,740	$3,251,478
4.20%, 09/15/28 (Call 06/15/28)	4,316	4,121,739
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	5,742	4,870,337
1.95%, 07/15/31 (Call 04/15/31)(a)	8,041	6,448,955
3.70%, 04/11/28 (Call 01/11/28)(a)	6,820	6,497,225
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	7,513	5,723,039
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)(a)	3,855	3,433,689
VMware Inc.
1.80%, 08/15/28 (Call 06/15/28)	4,453	3,640,359
2.20%, 08/15/31 (Call 05/15/31)	8,790	6,665,709
4.70%, 05/15/30 (Call 02/15/30)	4,361	4,082,334
Workday Inc.
3.70%, 04/01/29 (Call 02/01/29)	4,440	4,054,631
3.80%, 04/01/32 (Call 01/01/32)(a)	6,970	6,136,921

		219,079,809

Telecommunications — 4.3%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	5,081	4,364,463
3.63%, 04/22/29 (Call 01/22/29)(a)	5,367	4,886,030
4.70%, 07/21/32 (Call 04/21/32)	3,790	3,602,484
AT&T Inc.
2.25%, 02/01/32 (Call 11/01/31)	12,617	9,848,009
2.75%, 06/01/31 (Call 03/01/31)(a)	15,870	13,110,352
4.10%, 02/15/28 (Call 11/15/27)	9,117	8,687,152
4.30%, 02/15/30 (Call 11/15/29)	17,599	16,509,188
4.35%, 03/01/29 (Call 12/01/28)(a)	17,072	16,182,385
Bell Telephone Co. of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	1,649	1,293,851
Bharti Airtel Ltd., 3.25%, 06/03/31 (Call 03/05/31)(a)(b)	1,520	1,281,661
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	4,951	4,290,934
5.13%, 12/04/28 (Call 09/24/28)(a)	2,990	2,937,536
9.63%, 12/15/30	15,260	18,461,062
Deutsche Telekom International Finance BV
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	7,268	7,002,109
8.75%, 06/15/30	20,309	24,070,306
9.25%, 06/01/32	1,830	2,314,532
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)	2,274	1,756,173
3.75%, 08/15/29 (Call 05/15/29)(a)	2,582	2,305,738
Koninklijke KPN NV, 8.38%, 10/01/30(a)	4,379	5,117,587
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	4,832	3,779,651
2.75%, 05/24/31 (Call 02/24/31)	4,347	3,455,079
4.60%, 05/23/29 (Call 02/23/29)	5,414	5,094,938
5.60%, 06/01/32 (Call 03/01/32)(a)	3,367	3,295,856
NBN Co. Ltd.
2.50%, 01/08/32 (Call 10/08/31)(b)	4,485	3,550,461
2.63%, 05/05/31 (Call 02/05/31)(a)(b)	8,093	6,577,783
NTT Finance Corp.
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	5,942	5,030,958
2.07%, 04/03/31 (Call 01/03/31)(b)	2,874	2,328,891
Ooredoo International Finance Ltd., 2.63%, 04/08/31(b)	4,870	4,172,022
Orange SA, 9.00%, 03/01/31	14,413	17,641,280
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(a)(b)	9,135	7,979,230
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,530	5,303,049
Telefonica Europe BV, 8.25%, 09/15/30	9,761	11,056,121

198	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(b)	$950	$758,812
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	5,795	4,939,985
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	5,958	4,671,603
2.40%, 03/15/29 (Call 01/15/29)	2,363	1,997,141
2.55%, 02/15/31 (Call 11/15/30)	14,566	11,888,246
2.63%, 02/15/29 (Call 02/15/24)	5,990	5,095,231
2.70%, 03/15/32 (Call 01/15/29)(a)	6,960	5,641,623
2.88%, 02/15/31 (Call 02/15/26)	5,830	4,836,557
3.38%, 04/15/29 (Call 04/15/24)	10,255	9,056,602
3.50%, 04/15/31 (Call 04/15/26)	14,065	12,175,889
3.88%, 04/15/30 (Call 01/15/30)(a)	35,617	32,271,889
4.75%, 02/01/28 (Call 02/01/24)	8,845	8,564,793
5.05%, 07/15/33 (Call 04/15/33)	2,935	2,828,326
5.20%, 01/15/33 (Call 10/15/32)(a)	6,105	5,953,999
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	6,977	5,400,858
1.68%, 10/30/30 (Call 07/30/30)	6,669	5,160,986
1.75%, 01/20/31 (Call 10/20/30)	12,597	9,720,297
2.10%, 03/22/28 (Call 01/22/28)	14,338	12,375,173
2.36%, 03/15/32 (Call 12/15/31)	22,090	17,366,101
2.55%, 03/21/31 (Call 12/21/30)	22,214	18,170,781
3.15%, 03/22/30 (Call 12/22/29)	8,243	7,217,735
3.88%, 02/08/29 (Call 11/08/28)(a)	6,455	6,007,631
4.02%, 12/03/29 (Call 09/03/29)(a)	21,661	19,978,023
4.33%, 09/21/28	24,049	23,039,564
7.75%, 12/01/30	2,519	2,891,788
Vodafone Group PLC
4.38%, 05/30/28(a)	800	779,880
6.25%, 11/30/32(a)	2,000	2,123,567
7.88%, 02/15/30	4,636	5,276,602
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	3,545	2,682,443
3.38%, 04/29/30 (Call 01/29/30)(b)	2,390	1,950,241

		478,109,237

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	4,935	4,350,580

Transportation — 1.1%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(a)(b)	2,926	2,790,843
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30(a)	525	606,607
Canadian National Railway Co.
3.85%, 08/05/32 (Call 05/05/32)	4,340	3,982,225
6.90%, 07/15/28(a)	2,171	2,356,237
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	4,105	3,373,946
2.45%, 12/02/31 (Call 09/02/31)	8,373	6,972,679
4.00%, 06/01/28 (Call 03/01/28)	2,586	2,444,241
7.13%, 10/15/31	510	569,969
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	3,374	3,199,664
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,942	2,483,078
3.80%, 03/01/28 (Call 12/01/27)	3,633	3,451,571
4.10%, 11/15/32 (Call 08/15/32)(a)	5,290	4,875,040
4.25%, 03/15/29 (Call 12/15/28)	5,812	5,514,707
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(b)	2,600	2,321,800

Security	Par (000)	Value

Transportation (continued)
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	$4,543	$3,692,445
3.10%, 08/05/29 (Call 05/05/29)(a)	4,306	3,797,456
4.20%, 10/17/28 (Call 07/17/28)(a)	2,570	2,460,256
4.25%, 05/15/30 (Call 02/15/30)	4,841	4,540,912
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)(a)	2,613	2,265,009
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,503	2,336,644
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	3,270	2,648,502
2.55%, 11/01/29 (Call 08/01/29)	2,631	2,226,620
3.00%, 03/15/32 (Call 12/15/31)(a)	2,335	1,970,218
3.80%, 08/01/28 (Call 05/01/28)(a)	3,407	3,182,427
4.45%, 03/01/33 (Call 12/01/32)(a)	2,000	1,878,221
7.25%, 02/15/31(a)	210	232,747
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	5,218	4,321,793
2.40%, 02/05/30 (Call 11/05/29)	5,123	4,361,687
2.80%, 02/14/32 (Call 11/14/31)	7,300	6,172,807
3.70%, 03/01/29 (Call 12/01/28)	5,200	4,866,349
3.95%, 09/10/28 (Call 06/10/28)(a)	7,313	6,986,549
4.50%, 01/20/33 (Call 10/20/32)(a)	5,950	5,726,456
6.63%, 02/01/29(a)	170	183,737
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	3,625	3,136,240
3.40%, 03/15/29 (Call 12/15/28)(a)	5,261	4,862,861
4.45%, 04/01/30 (Call 01/01/30)(a)	2,700	2,641,358
4.88%, 03/03/33 (Call 12/03/32)	5,680	5,641,338
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(e)	130	149,403

		125,224,642

Trucking & Leasing — 0.2%
DAE Funding LLC, 3.38%, 03/20/28 (Call 01/20/28)(b)	3,470	3,092,013
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	1,535	1,153,948
3.50%, 03/15/28 (Call 12/15/27)	1,672	1,517,017
3.50%, 06/01/32 (Call 03/01/32)(a)	2,492	2,097,050
4.00%, 06/30/30 (Call 03/30/30)(a)	2,268	2,040,146
4.55%, 11/07/28 (Call 08/07/28)(a)	2,365	2,243,472
4.70%, 04/01/29 (Call 01/01/29)	2,201	2,102,323
4.90%, 03/15/33 (Call 12/15/32)(a)	1,055	993,000
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/01/29 (Call 08/01/29)(b)	2,037	1,766,076
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/28 (Call 04/15/28)(b)	1,555	1,283,048

		18,288,093

Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,185	1,782,511
2.80%, 05/01/30 (Call 02/01/30)(a)	4,100	3,545,398
3.45%, 06/01/29 (Call 03/01/29)(a)	3,499	3,172,539
3.75%, 09/01/28 (Call 06/01/28)	3,185	2,985,360
4.45%, 06/01/32 (Call 03/01/32)(a)	2,550	2,427,729
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)(a)	3,878	3,112,796
2.70%, 04/15/30 (Call 01/15/30)	2,204	1,849,388
3.57%, 05/01/29 (Call 02/01/29)	2,367	2,122,236

S C H E D U L E O F I N V E S T M E N T S	199

Schedule of Investments (continued) February 28, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28(a)	$475	$513,699

		21,511,656

Total Corporate Bonds & Notes — 98.2% (Cost: $12,374,756,931)		10,824,920,791

Foreign Government Obligations

South Korea — 0.0%
Korea Gas Corp., 2.00%, 07/13/31(b)	2,645	2,109,044
Korea National Oil Corp.
2.38%, 04/07/31(a)(b)	2,000	1,647,680
2.63%, 04/18/32(a)(b)	3,545	2,921,612

		6,678,336

Total Foreign Government Obligations — 0.0% (Cost: $7,627,465)		6,678,336

Total Long-Term Investments — 98.2% (Cost: $12,382,384,396)		10,831,599,127

Short-Term Securities

Money Market Funds — 11.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(f)(g)(h)	1,289,532	1,290,306,207

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(f)(g)	19,842	$19,842,000

Total Short-Term Securities — 11.9% (Cost: $1,309,413,090)		1,310,148,207

Total Investments — 110.1% (Cost: $13,691,797,486)		12,141,747,334

Liabilities in Excess of Other Assets — (10.1)%		(1,115,059,534)

Net Assets — 100.0%		$11,026,687,800

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,233,755,176	$56,191,308	(a)	$—		$(330,615)	$690,338	$1,290,306,207	1,289,532	$3,123,398	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	59,512,000	—		(39,670,000	)(a)	—	—	19,842,000	19,842	1,208,736		84

						$(330,615)	$690,338	$1,310,148,207		$4,332,134		$84

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$10,824,920,791	$—	$10,824,920,791
Foreign Government Obligations	—	6,678,336	—	6,678,336
Short-Term Securities
Money Market Funds	1,310,148,207	—	—	1,310,148,207

	$1,310,148,207	$10,831,599,127	$—	$12,141,747,334

See notes to financial statements.

200	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$214	$155,848
5.40%, 10/01/48 (Call 04/01/48)	254	240,845

		396,693

Aerospace & Defense — 2.2%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)	210	175,470
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)(b)	189	169,497
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(a)	354	234,582
5.80%, 10/11/41(a)	695	699,800
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	549	422,602
3.30%, 03/01/35 (Call 09/01/34)	244	184,204
3.38%, 06/15/46 (Call 12/15/45)	336	223,916
3.50%, 03/01/39 (Call 09/01/38)	177	131,008
3.50%, 03/01/45 (Call 09/01/44)	261	178,627
3.55%, 03/01/38 (Call 09/01/37)	347	261,054
3.60%, 05/01/34 (Call 02/01/34)	429	346,954
3.63%, 03/01/48 (Call 09/01/47)	410	278,630
3.65%, 03/01/47 (Call 09/01/46)	314	216,892
3.75%, 02/01/50 (Call 08/01/49)	920	647,224
3.83%, 03/01/59 (Call 09/01/58)	187	125,500
3.85%, 11/01/48 (Call 05/01/48)	277	197,494
3.90%, 05/01/49 (Call 11/01/48)	449	323,582
3.95%, 08/01/59 (Call 02/01/59)	646	448,685
5.71%, 05/01/40 (Call 11/01/39)	2,033	1,935,454
5.81%, 05/01/50 (Call 11/01/49)	3,365	3,200,877
5.88%, 02/15/40(b)	325	316,915
5.93%, 05/01/60 (Call 11/01/59)	2,308	2,155,254
6.63%, 02/15/38(b)	161	168,076
6.88%, 03/15/39(b)	270	288,648
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)	391	293,324
3.60%, 11/15/42 (Call 05/14/42)(b)	260	215,615
4.25%, 04/01/40 (Call 10/01/39)	440	399,328
4.25%, 04/01/50 (Call 10/01/49)	576	514,121
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	176	167,056
5.05%, 04/27/45 (Call 10/27/44)	199	183,545
6.15%, 12/15/40	426	444,610
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	421	290,720
3.60%, 03/01/35 (Call 09/01/34)(b)	220	194,484
3.80%, 03/01/45 (Call 09/01/44)	730	603,280
4.07%, 12/15/42	1,060	926,447
4.09%, 09/15/52 (Call 03/15/52)	904	776,351
4.15%, 06/15/53 (Call 12/15/52)	680	584,670
4.30%, 06/15/62 (Call 12/15/61)	480	415,562
4.50%, 05/15/36 (Call 11/15/35)(b)	206	196,342
4.70%, 05/15/46 (Call 11/15/45)	822	776,809
5.70%, 11/15/54 (Call 05/15/54)	740	800,878
5.72%, 06/01/40(b)	64	67,588
5.90%, 11/15/63 (Call 05/15/63)	485	535,402
Series B, 6.15%, 09/01/36	470	511,509
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	569	451,383
4.03%, 10/15/47 (Call 04/15/47)	1,556	1,286,630
4.75%, 06/01/43	671	613,933

Security	Par (000)	Value

Aerospace & Defense (continued)
4.95%, 03/15/53 (Call 09/15/52)	$595	$560,790
5.05%, 11/15/40	254	243,212
5.15%, 05/01/40 (Call 11/01/39)(b)	437	423,825
5.25%, 05/01/50 (Call 11/01/49)	774	764,833
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	760	499,810
3.03%, 03/15/52 (Call 09/15/51)	724	499,614
3.13%, 07/01/50 (Call 01/01/50)	690	484,227
3.75%, 11/01/46 (Call 05/01/46)(b)	640	503,876
4.05%, 05/04/47 (Call 11/04/46)	439	365,007
4.15%, 05/15/45 (Call 11/16/44)	643	535,531
4.20%, 12/15/44 (Call 06/15/44)	255	205,935
4.35%, 04/15/47 (Call 10/15/46)	710	618,333
4.45%, 11/16/38 (Call 05/16/38)	533	482,113
4.50%, 06/01/42	1,966	1,767,226
4.63%, 11/16/48 (Call 05/16/48)	1,086	985,555
4.70%, 12/15/41	235	214,678
4.80%, 12/15/43 (Call 06/15/43)	342	312,996
4.88%, 10/15/40	327	305,245
5.38%, 02/27/53 (Call 08/27/52)	460	462,000
5.40%, 05/01/35	160	159,831
5.70%, 04/15/40	145	148,270
6.05%, 06/01/36	340	358,722
6.13%, 07/15/38	470	500,540

		35,982,701

Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	969	649,471
3.70%, 02/04/51 (Call 08/04/50)	821	520,516
3.88%, 09/16/46 (Call 03/16/46)	976	653,705
4.00%, 02/04/61 (Call 08/04/60)	674	445,552
4.25%, 08/09/42	657	494,005
4.45%, 05/06/50 (Call 11/06/49)	374	264,714
4.50%, 05/02/43	441	336,570
5.38%, 01/31/44(b)	1,204	1,050,269
5.80%, 02/14/39 (Call 08/14/38)	1,398	1,288,367
5.95%, 02/14/49 (Call 08/14/48)	1,680	1,504,299
6.20%, 02/14/59 (Call 08/14/58)	182	169,361
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	475	317,941
3.75%, 09/15/47 (Call 03/15/47)	310	254,602
4.02%, 04/16/43	214	182,902
4.50%, 03/15/49 (Call 09/15/48)	398	365,002
4.54%, 03/26/42	436	399,475
5.38%, 09/15/35	555	570,090
5.77%, 03/01/41(b)(c)	95	97,286
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	559	382,790
3.98%, 09/25/50 (Call 03/25/50)	680	446,762
4.39%, 08/15/37 (Call 02/15/37)	1,532	1,189,165
4.54%, 08/15/47 (Call 02/15/47)	1,670	1,198,320
4.76%, 09/06/49 (Call 03/06/49)(b)	700	517,326
5.28%, 04/02/50 (Call 02/02/49)	220	175,794
5.65%, 03/16/52 (Call 09/16/51)	434	366,083
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)	595	418,209
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	257	207,244
4.38%, 04/22/52 (Call 10/22/51)(a)	455	403,592
4.76%, 11/23/45(a)(b)	295	268,833

S C H E D U L E O F I N V E S T M E N T S	201

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Philip Morris International Inc.
3.88%, 08/21/42	$676	$514,422
4.13%, 03/04/43	454	358,526
4.25%, 11/10/44(b)	800	638,161
4.38%, 11/15/41	534	442,344
4.50%, 03/20/42	585	488,840
4.88%, 11/15/43	505	439,696
6.38%, 05/16/38	998	1,052,960
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)(b)	567	515,556
5.85%, 08/15/45 (Call 02/12/45)	1,504	1,290,902
6.15%, 09/15/43	401	367,582
7.25%, 06/15/37(b)	281	292,367

		21,539,601

Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	772	620,081
3.38%, 11/01/46 (Call 05/01/46)	469	360,652
3.38%, 03/27/50 (Call 09/27/49)(b)	897	697,917
3.63%, 05/01/43 (Call 11/01/42)	494	404,989
3.88%, 11/01/45 (Call 05/01/45)(b)	803	687,314
VF Corp.
6.00%, 10/15/33(b)	276	269,922
6.45%, 11/01/37	95	96,893

		3,137,768

Auto Manufacturers — 0.3%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)(b)	514	324,732
4.88%, 10/01/43 (Call 04/01/43)	332	314,959
General Motors Co.
5.00%, 04/01/35	359	318,588
5.15%, 04/01/38 (Call 10/01/37)	762	660,214
5.20%, 04/01/45	911	751,231
5.40%, 04/01/48 (Call 10/01/47)	583	486,208
5.95%, 04/01/49 (Call 10/01/48)	491	440,532
6.25%, 10/02/43	906	853,306
6.60%, 04/01/36 (Call 10/01/35)	733	731,925
6.75%, 04/01/46 (Call 10/01/45)	562	553,830

		5,435,525

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)(b)	1,056	637,394
4.40%, 10/01/46 (Call 04/01/46)	160	120,447
5.40%, 03/15/49 (Call 09/15/48)(b)	190	165,617
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)(b)	695	506,396
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	260	199,785
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	260	162,633
5.25%, 05/15/49 (Call 11/15/48)	439	370,109

		2,162,381

Banks — 7.8%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (1 day SOFR + 1.930%)(d)	3,301	2,261,167
2.83%, 10/24/51 (Call 10/24/50), (1 day SOFR + 1.880%)(d)	772	494,304
2.97%, 07/21/52 (Call 07/21/51), (1 day SOFR + 1.560%)(d)	1,359	891,173

Security	Par (000)	Value

Banks (continued)
3.31%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.580%)(d)	$2,050	$1,524,261
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(d)	864	685,738
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(d)	1,044	877,666
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(d)	3,819	3,066,162
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(d)	1,402	1,212,730
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(d)	1,921	1,615,561
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(d)	1,434	1,237,042
4.88%, 04/01/44	341	314,433
5.00%, 01/21/44	1,311	1,241,416
5.88%, 02/07/42	1,036	1,078,575
6.11%, 01/29/37	1,294	1,330,084
7.75%, 05/14/38	1,020	1,203,985
Series L, 4.75%, 04/21/45(b)	388	350,894
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1 day SOFR + 1.650%)(d)	670	491,547
Bank of America NA, 6.00%, 10/15/36	831	860,363
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41), (1 year CMT + 1.300%)(d)	999	712,713
3.81%, 03/10/42 (Call 03/10/41), (1 year CMT + 1.700%)(d)	452	327,428
4.95%, 01/10/47	1,098	982,409
5.25%, 08/17/45(b)	1,042	966,630
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	600	395,300
BPCE SA
3.58%, 10/19/42 (Call 10/19/41), (1 day SOFR + 1.952%)(a)(b)(d)	270	183,304
3.65%, 01/14/37 (Call 01/14/32), (5 year CMT + 1.900%)(a)(b)(d)	300	239,466
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (1 day SOFR + 1.379%)(d)	912	631,160
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(d)	643	528,996
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(d)	715	605,117
4.65%, 07/30/45	737	652,177
4.65%, 07/23/48 (Call 06/23/48)	1,750	1,569,767
4.75%, 05/18/46	1,334	1,143,883
5.30%, 05/06/44	629	590,809
5.32%, 03/26/41 (Call 03/26/40), (1 day SOFR + 4.548%)(d)	801	777,731
5.88%, 01/30/42	691	719,092
6.00%, 10/31/33	249	252,716
6.13%, 08/25/36	598	607,281
6.68%, 09/13/43	711	783,529
6.88%, 03/05/38(b)	185	201,883
6.88%, 02/15/98	112	117,855
8.13%, 07/15/39(b)	1,346	1,705,181
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	795	560,498
3.74%, 09/12/39(a)	945	723,157
3.90%, 07/12/47(a)	969	826,032

202	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.32%, 01/10/48(a)(b)	$852	$668,855
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,240	1,293,126
5.25%, 08/04/45(b)	846	800,293
5.75%, 12/01/43	797	801,608
5.80%, 09/30/2110(a)	210	205,424
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	727	478,004
Credit Suisse Group AG, 4.88%, 05/15/45	1,051	766,318
Fifth Third Bancorp., 8.25%, 03/01/38	911	1,136,272
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	290	217,534
4.63%, 02/13/47 (Call 08/13/46)	345	273,431
Goldman Sachs Capital I, 6.35%, 02/15/34	250	260,808
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (1 day SOFR + 1.472%)(d)	1,077	742,643
3.21%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.513%)(d)	1,707	1,238,709
3.44%, 02/24/43 (Call 02/24/42), (1 day SOFR + 1.632%)(d)	1,385	1,033,411
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(d)	1,512	1,248,931
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(d)	1,048	911,638
4.75%, 10/21/45 (Call 04/21/45)	1,147	1,026,866
4.80%, 07/08/44 (Call 01/08/44)	1,187	1,064,759
5.15%, 05/22/45	1,402	1,299,279
6.25%, 02/01/41(b)	1,838	1,966,661
6.45%, 05/01/36	556	578,459
6.75%, 10/01/37	3,696	3,934,208
HSBC Bank USA NA, 7.00%, 01/15/39	695	778,967
HSBC Bank USA NA/New York NY
5.63%, 08/15/35	321	304,714
5.88%, 11/01/34	70	68,296
HSBC Holdings PLC
5.25%, 03/14/44	480	433,486
6.10%, 01/14/42	677	722,360
6.50%, 05/02/36	1,352	1,385,267
6.50%, 09/15/37(b)	250	258,179
6.50%, 09/15/37	1,345	1,344,406
6.80%, 06/01/38	773	793,122
HSBC USA Inc., 7.20%, 07/15/97(b)	195	214,234
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (1 day SOFR + 1.510%)(d)	1,183	793,678
3.11%, 04/22/41 (Call 04/22/40), (1 day SOFR + 2.460%)(d)	1,146	843,078
3.11%, 04/22/51 (Call 04/22/50), (1 day SOFR + 2.440%)(b)(d)	1,649	1,123,236
3.16%, 04/22/42 (Call 04/22/41), (1 day SOFR + 2.460%)(d)	1,436	1,051,634
3.33%, 04/22/52 (Call 04/22/51), (1 day SOFR + 1.580%)(d)	2,410	1,709,730
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(d)	1,478	1,232,002
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(d)	1,357	1,078,964
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(d)	2,167	1,739,020

Security	Par (000)	Value

Banks (continued)
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(d)	$1,068	$871,763
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(d)	1,472	1,259,680
4.85%, 02/01/44	720	674,370
4.95%, 06/01/45	1,003	921,843
5.40%, 01/06/42	855	849,097
5.50%, 10/15/40	743	748,499
5.60%, 07/15/41(b)	1,165	1,185,873
5.63%, 08/16/43	953	950,145
6.40%, 05/15/38	1,695	1,855,511
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41), (5 year CMT + 1.500%)(d)	935	633,105
4.34%, 01/09/48	1,019	787,623
5.30%, 12/01/45(b)	593	527,806
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,019	857,200
4.15%, 03/07/39	460	401,150
4.29%, 07/26/38(b)	356	319,498
Morgan Stanley
2.80%, 01/25/52 (Call 07/25/51), (1 day SOFR + 1.430%)(b)(d)	1,348	867,443
3.22%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.485%)(d)	1,419	1,054,738
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(d)	1,369	1,153,952
4.30%, 01/27/45	1,642	1,411,202
4.38%, 01/22/47	1,535	1,338,883
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(d)	734	647,835
5.60%, 03/24/51 (Call 03/24/50), (1 day SOFR + 4.480%)(d)	1,330	1,373,477
6.38%, 07/24/42	1,486	1,632,727
National Australia Bank Ltd., 2.65%, 01/14/41(a)	268	172,589
Regions Bank/Birmingham AL, 6.45%, 06/26/37(b)	500	520,793
Regions Financial Corp., 7.38%, 12/10/37	245	275,900
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)	252	210,625
Societe Generale SA
3.63%, 03/01/41(a)	594	399,936
4.03%, 01/21/43 (Call 01/21/42), (1 year CMT + 1.900%)(a)(d)	655	449,621
5.63%, 11/24/45(a)(b)	210	179,578
7.37%, 01/10/53	570	575,543
Standard Chartered PLC
5.30%, 01/09/43(a)	472	420,000
5.70%, 03/26/44(a)	1,303	1,225,747
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	371	237,512
2.93%, 09/17/41	463	323,657
3.05%, 01/14/42(b)	340	241,909
UBS AG/London, 4.50%, 06/26/48(a)(b)	535	475,994
UBS Group AG, 3.18%, 02/11/43 (Call 02/11/42), (1 year CMT + 1.100%)(a)(d)	930	673,347
Wachovia Corp.
5.50%, 08/01/35	595	584,608
7.50%, 04/15/35	190	213,800
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1 day SOFR + 2.530%)(d)	2,401	1,739,831

S C H E D U L E O F I N V E S T M E N T S	203

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 05/01/45	$1,347	$1,066,599
4.40%, 06/14/46	1,362	1,116,031
4.61%, 04/25/53 (Call 04/25/52), (1 day SOFR + 2.130%)(d)	2,240	1,940,958
4.65%, 11/04/44	1,207	1,031,854
4.75%, 12/07/46	1,350	1,157,618
4.90%, 11/17/45	1,341	1,185,417
5.01%, 04/04/51 (Call 04/04/50), (1 day SOFR + 4.502%)(d)	3,633	3,343,542
5.38%, 02/07/35(b)	260	254,438
5.38%, 11/02/43	1,292	1,221,089
5.61%, 01/15/44	1,633	1,588,886
5.95%, 12/01/86	145	146,688
Wells Fargo Bank NA
5.85%, 02/01/37	550	561,050
5.95%, 08/26/36(b)	500	514,035
6.60%, 01/15/38	900	980,208
Westpac Banking Corp.
2.96%, 11/16/40	577	389,665
3.13%, 11/18/41	781	533,408
4.42%, 07/24/39	681	571,501

		124,210,222

Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	3,664	3,439,137
4.90%, 02/01/46 (Call 08/01/45)	6,265	5,746,723
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	547	488,976
4.70%, 02/01/36 (Call 08/01/35)	640	600,723
4.90%, 02/01/46 (Call 08/01/45)	1,233	1,130,999
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	10	8,036
4.35%, 06/01/40 (Call 12/01/39)	865	759,200
4.38%, 04/15/38 (Call 10/15/37)	1,021	912,959
4.44%, 10/06/48 (Call 04/06/48)	1,426	1,230,779
4.50%, 06/01/50 (Call 12/01/49)	515	453,621
4.60%, 04/15/48 (Call 10/15/47)	1,567	1,384,572
4.60%, 06/01/60 (Call 12/01/59)	370	320,771
4.75%, 04/15/58 (Call 10/15/57)	335	299,972
4.95%, 01/15/42	980	915,590
5.45%, 01/23/39 (Call 07/23/38)(b)	1,592	1,586,754
5.55%, 01/23/49 (Call 07/23/48)	2,797	2,814,233
5.80%, 01/23/59 (Call 07/23/58)	1,400	1,447,500
5.88%, 06/15/35(b)	165	169,909
6.63%, 08/15/33(b)	255	283,087
8.00%, 11/15/39	444	542,053
8.20%, 01/15/39	764	951,355
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(a)	392	364,448
5.30%, 05/15/48 (Call 11/15/47)(a)	418	377,482
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	205	161,427
4.00%, 04/15/38 (Call 10/15/37)	230	201,381
4.50%, 07/15/45 (Call 01/15/45)(b)	355	322,057
Coca-Cola Co. (The)
2.50%, 06/01/40(b)	759	550,403
2.50%, 03/15/51(b)	730	477,248
2.60%, 06/01/50(b)	842	563,839
2.75%, 06/01/60(b)	676	446,876

Security	Par (000)	Value

Beverages (continued)
2.88%, 05/05/41(b)	$594	$452,530
3.00%, 03/05/51(b)	1,199	875,006
4.20%, 03/25/50	612	563,932
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	346	341,730
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	455	339,986
4.10%, 02/15/48 (Call 08/15/47)	515	406,201
4.50%, 05/09/47 (Call 11/09/46)	312	262,372
5.25%, 11/15/48 (Call 05/15/48)	396	369,452
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	182	151,361
5.88%, 09/30/36	252	265,888
Diageo Investment Corp.
4.25%, 05/11/42(b)	350	316,734
7.45%, 04/15/35	415	490,612
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,280	971,173
4.38%, 05/10/43	350	306,330
Heineken NV
4.00%, 10/01/42(a)(b)	486	393,315
4.35%, 03/29/47 (Call 09/29/46)(a)	330	275,417
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	405	278,131
3.80%, 05/01/50 (Call 11/01/49)	554	414,951
4.42%, 12/15/46 (Call 06/15/46)	287	237,732
4.50%, 11/15/45 (Call 05/15/45)(b)	389	331,425
4.50%, 04/15/52 (Call 10/15/51)(b)	785	657,001
5.09%, 05/25/48 (Call 11/25/47)	200	185,941
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	1,148	894,282
5.00%, 05/01/42	963	863,060
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	686	503,235
2.75%, 10/21/51 (Call 04/21/51)	824	573,104
2.88%, 10/15/49 (Call 04/15/49)	822	591,954
3.38%, 07/29/49 (Call 01/29/49)	515	407,851
3.45%, 10/06/46 (Call 04/06/46)	744	599,110
3.50%, 03/19/40 (Call 09/19/39)	180	148,775
3.60%, 08/13/42	150	124,665
3.63%, 03/19/50 (Call 09/19/49)	703	578,096
3.88%, 03/19/60 (Call 09/19/59)	123	103,552
4.00%, 03/05/42	227	200,257
4.00%, 05/02/47 (Call 11/02/46)(b)	70	61,905
4.20%, 07/18/52 (Call 01/18/52)	350	318,209
4.25%, 10/22/44 (Call 04/22/44)(b)	55	48,383
4.45%, 04/14/46 (Call 10/14/45)	600	567,686
4.60%, 07/17/45 (Call 01/17/45)	325	299,533
4.65%, 02/15/53 (Call 08/15/52)(b)	430	420,890
4.88%, 11/01/40(b)	430	435,062
5.50%, 01/15/40	90	94,139
Pernod Ricard International Finance LLC, 2.75%, 10/01/50 (Call 04/01/50)(a)	212	134,692
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	691	687,073

		46,494,843

Biotechnology — 2.0%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	658	396,862
2.80%, 08/15/41 (Call 02/15/41)	997	685,253
3.00%, 01/15/52 (Call 07/15/51)	895	572,885
3.15%, 02/21/40 (Call 08/21/39)	1,439	1,057,996

204	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.38%, 02/21/50 (Call 08/21/49)	$1,557	$1,089,433
4.20%, 02/22/52 (Call 08/22/51)	895	719,234
4.40%, 05/01/45 (Call 11/01/44)	1,554	1,299,527
4.40%, 02/22/62 (Call 08/22/61)	850	680,589
4.56%, 06/15/48 (Call 12/15/47)	985	848,249
4.66%, 06/15/51 (Call 12/15/50)	2,509	2,167,827
4.88%, 03/01/53 (Call 09/01/52)	680	605,645
4.95%, 10/01/41	467	425,113
5.15%, 11/15/41 (Call 05/15/41)	833	772,393
5.25%, 03/02/33 (Call 12/02/32)	2,000	1,986,066
5.60%, 03/02/43 (Call 09/02/42)	2,300	2,271,327
5.65%, 06/15/42 (Call 12/15/41)(b)	215	212,554
5.65%, 03/02/53 (Call 09/02/52)	2,155	2,137,261
5.75%, 03/15/40(b)	280	277,373
5.75%, 03/02/63 (Call 09/02/62)	1,520	1,499,028
6.38%, 06/01/37	231	246,043
6.40%, 02/01/39	235	250,532
6.90%, 06/01/38	50	54,726
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	310	293,633
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	1,060	702,511
3.25%, 02/15/51 (Call 08/15/50)	527	356,646
5.20%, 09/15/45 (Call 03/15/45)(b)	700	683,473
CSL Finance PLC
4.63%, 04/27/42 (Call 10/27/41)(a)	195	177,782
4.75%, 04/27/52 (Call 10/27/51)(a)	885	803,181
4.95%, 04/27/62 (Call 10/27/61)(a)	290	269,672
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	661	460,266
2.80%, 10/01/50 (Call 04/01/50)	1,029	668,228
4.00%, 09/01/36 (Call 03/01/36)	425	374,220
4.15%, 03/01/47 (Call 09/01/46)	1,180	987,249
4.50%, 02/01/45 (Call 08/01/44)	1,174	1,035,237
4.60%, 09/01/35 (Call 03/01/35)	612	582,065
4.75%, 03/01/46 (Call 09/01/45)	1,436	1,297,118
4.80%, 04/01/44 (Call 10/01/43)	1,190	1,096,171
5.65%, 12/01/41 (Call 06/01/41)	763	782,472
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	498	312,377
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	764	532,113
3.35%, 09/02/51 (Call 03/02/51)	472	293,650
3.55%, 09/02/50 (Call 03/02/50)	761	495,785

		32,459,765

Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	1,076	804,773
3.58%, 04/05/50 (Call 10/05/49)	1,412	1,016,789
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(a)	200	165,656
4.50%, 04/04/48 (Call 10/04/47)(a)	604	505,256
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(a)	165	148,970
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)	335	251,442
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(a)	280	271,908
6.88%, 09/29/39(a)	185	188,421
Holcim Finance U.S. LLC, 4.75%, 09/22/46 (Call 03/22/46)(a)	220	179,224

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	$503	$427,627
4.63%, 07/02/44 (Call 01/02/44)	315	274,951
4.95%, 07/02/64 (Call 01/02/64)(c)	207	180,444
5.13%, 09/14/45 (Call 03/14/45)(b)	211	196,082
6.00%, 01/15/36	187	193,132
Lafarge SA, 7.13%, 07/15/36	285	305,412
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	603	410,278
4.25%, 12/15/47 (Call 06/15/47)	429	352,623
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	244	154,648
4.50%, 05/15/47 (Call 11/15/46)(b)	242	197,006
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	332	265,121
4.40%, 01/30/48 (Call 07/30/47)	344	279,209
7.00%, 12/01/36	229	250,109
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	215	175,607
5.75%, 06/15/43	243	244,147
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	178	149,616
4.65%, 11/01/44 (Call 05/01/44)	211	180,767
Votorantim Cimentos International SA, 7.25%, 04/05/41(a)	205	219,711
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	530	453,238
4.70%, 03/01/48 (Call 09/01/47)	304	266,840

		8,709,007

Chemicals — 1.8%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	570	440,902
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	707	522,063
2.80%, 05/15/50 (Call 11/15/49)	762	526,824
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)(b)	273	251,279
5.65%, 06/01/52 (Call 12/01/51)	345	324,396
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	300	282,660
Braskem Netherlands Finance BV, 5.88%, 01/31/50(a)(b)	150	114,514
CF Industries Inc.
4.95%, 06/01/43	615	516,117
5.15%, 03/15/34	560	521,014
5.38%, 03/15/44	540	476,362
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	841	606,175
4.25%, 10/01/34 (Call 04/01/34)(b)	441	392,634
4.38%, 11/15/42 (Call 05/15/42)	853	718,013
4.63%, 10/01/44 (Call 04/01/44)	307	264,400
4.80%, 05/15/49 (Call 11/15/48)	459	392,675
5.25%, 11/15/41 (Call 05/15/41)	701	662,402
5.55%, 11/30/48 (Call 05/30/48)	614	589,011
6.90%, 05/15/53 (Call 11/15/52)	610	681,761
9.40%, 05/15/39	411	543,025
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	1,172	1,137,444
5.42%, 11/15/48 (Call 05/15/48)	1,467	1,405,272
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	471	393,406
4.80%, 09/01/42 (Call 03/01/42)(b)	585	507,443

S C H E D U L E O F I N V E S T M E N T S	205

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)	$318	$182,081
2.70%, 12/15/51 (Call 06/15/51)	665	422,717
2.75%, 08/18/55 (Call 02/18/55)	462	284,607
3.95%, 12/01/47 (Call 06/01/47)	365	302,103
5.50%, 12/08/41(b)	200	204,489
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	325	262,450
GC Treasury Center Co. Ltd., 4.30%, 03/18/51 (Call 09/18/50)(a)	360	258,279
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	578	396,355
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	460	302,540
4.38%, 06/01/47 (Call 12/01/46)	485	367,177
5.00%, 09/26/48 (Call 03/26/48)(b)	685	566,936
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	202	114,906
3.55%, 11/07/42 (Call 05/07/42)	450	361,422
Lubrizol Corp. (The), 6.50%, 10/01/34(b)	395	450,916
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	689	583,457
5.25%, 07/15/43	545	482,030
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	457	328,154
3.63%, 04/01/51 (Call 04/01/50)(b)	762	523,885
3.80%, 10/01/60 (Call 04/01/60)(b)	378	252,442
4.20%, 10/15/49 (Call 04/15/49)(b)	732	551,010
4.20%, 05/01/50 (Call 11/01/49)	568	427,359
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	570	453,933
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)(b)	330	288,533
5.45%, 11/15/33 (Call 05/15/33)(b)	138	136,417
5.63%, 11/15/43 (Call 05/15/43)	195	183,953
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	416	317,113
4.13%, 03/15/35 (Call 09/15/34)	382	330,344
4.90%, 06/01/43 (Call 12/01/42)	310	275,927
5.00%, 04/01/49 (Call 10/01/48)	501	451,725
5.25%, 01/15/45 (Call 07/15/44)	333	306,788
5.63%, 12/01/40	350	338,992
5.88%, 12/01/36	366	367,288
6.13%, 01/15/41 (Call 07/15/40)	150	152,551
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(a)	756	665,280
PPG Industries Inc., 5.50%, 11/15/40	50	47,985
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	185	139,492
5.25%, 06/01/45 (Call 12/01/44)	214	185,252
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	450	277,148
3.30%, 05/15/50 (Call 11/15/49)(b)	253	172,700
3.80%, 08/15/49 (Call 02/15/49)	486	362,811
4.00%, 12/15/42 (Call 06/15/42)	205	162,960
4.50%, 06/01/47 (Call 12/01/46)(b)	729	610,827
4.55%, 08/01/45 (Call 02/01/45)(b)	352	295,754
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)	250	175,865
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	310	250,451
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	367	241,080
3.13%, 08/15/51 (Call 02/15/51)	458	283,206

Security	Par (000)	Value

Chemicals (continued)
3.38%, 08/15/61 (Call 02/15/61)	$321	$194,728
4.38%, 11/15/47 (Call 05/15/47)	380	296,508
5.00%, 08/15/46 (Call 02/15/46)	430	361,385

		28,222,103

Commercial Services — 1.9%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41 (Call 02/01/41)(a)	120	76,600
American University (The), Series 2019, 3.67%, 04/01/49	335	266,182
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	323	236,223
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	85	55,239
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	108	74,045
4.32%, 08/01/45	328	292,151
4.70%, 11/01/2111	345	303,982
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)(b)	220	213,830
Cintas Corp. No. 2, 6.15%, 08/15/36(b)	175	183,483
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	150	102,784
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(a)	380	326,329
5.63%, 09/25/48(a)	1,029	991,534
6.85%, 07/02/37(a)(b)	880	977,258
Duke University
3.20%, 10/01/38(b)	175	145,425
3.30%, 10/01/46	180	140,004
Series 2020, 2.68%, 10/01/44	307	228,439
Series 2020, 2.76%, 10/01/50	214	146,919
Series 2020, 2.83%, 10/01/55	370	252,519
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	360	258,986
Equifax Inc., 7.00%, 07/01/37	275	291,169
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	195	159,994
4.50%, 02/15/45 (Call 08/15/44)(a)	284	242,322
5.63%, 03/15/42(a)	422	417,421
6.70%, 06/01/34(a)(b)	335	360,739
7.00%, 10/15/37(a)	875	986,203
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	250	212,312
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(b)	105	68,290
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	310	189,317
George Washington University (The) 4.87%, 09/15/45	230	215,324
Series 2014, 4.30%, 09/15/44	267	235,930
Series 2016, 3.55%, 09/15/46	225	172,743
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	487	421,452
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	43	28,696
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)(b)	185	165,645
Series B, 4.32%, 04/01/49 (Call 10/01/48)	380	326,866
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	374	270,378
5.95%, 08/15/52 (Call 02/15/52)(b)	535	494,638
Howard University, 5.21%, 10/01/52 (Call 10/01/32)(b)	240	196,100
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(a)	110	101,947

206	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	$318	$276,024
Series A, 2.81%, 01/01/60 (Call 07/01/59)	215	140,227
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)(b)	323	214,162
3.46%, 05/01/47	160	128,306
3.65%, 05/01/48 (Call 11/01/47)	552	461,251
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	185	138,373
3.89%, 07/01/2116	179	134,655
3.96%, 07/01/38	114	104,750
4.68%, 07/01/2114	404	371,027
5.60%, 07/01/2111	492	534,515
Series F, 2.99%, 07/01/50 (Call 01/01/50)	344	255,462
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	495	317,307
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	176	136,161
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	65	35,620
2.75%, 08/19/41 (Call 02/19/41)	495	340,823
3.10%, 11/29/61 (Call 05/29/61)(b)	500	310,978
3.25%, 05/20/50 (Call 11/20/49)	134	93,178
3.75%, 02/25/52 (Call 08/25/51)(b)	355	271,642
4.88%, 12/17/48 (Call 06/17/48)	314	283,481
5.25%, 07/15/44	455	434,598
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	235	159,547
Northwestern University
3.69%, 12/01/38(b)	285	249,576
3.87%, 12/01/48(b)	230	201,340
4.64%, 12/01/44	480	461,461
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)(b)	170	138,337
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	75	52,265
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)(b)	510	352,622
5.05%, 06/01/52 (Call 12/01/51)(b)	725	660,103
5.25%, 06/01/62 (Call 12/01/61)(b)	355	325,027
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	512	345,449
3.15%, 07/15/46 (Call 01/15/46)	385	298,643
3.30%, 07/15/56 (Call 01/15/56)	285	219,174
3.62%, 10/01/37	277	240,854
3.75%, 11/15/52 (Call 05/15/52)(b)	200	171,712
4.88%, 10/15/40	150	151,650
6.50%, 01/15/39(a)	425	503,153
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	385	257,402
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	392	257,565
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	485	268,320
3.25%, 12/01/49 (Call 06/01/49)	448	328,782
3.70%, 03/01/52	770	609,406
3.90%, 03/01/62	275	217,075
4.50%, 05/15/48 (Call 11/15/47)(b)	200	175,513
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	305	225,792
Trustees of Boston College
3.13%, 07/01/52(b)	342	242,353
3.99%, 07/01/47	100	84,188
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)(b)	280	248,092
Trustees of Dartmouth College, 3.47%, 06/01/46	275	225,247

Security	Par (000)	Value

Commercial Services (continued)
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	$5	$4,701
5.70%, 03/01/39	746	826,890
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	155	106,478
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	140	97,941
4.67%, 09/01/2112(b)	250	222,342
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	255	165,865
Trustees of Tufts College
3.10%, 08/15/51 (Call 02/15/51)	115	76,605
Series 2012, 5.02%, 04/15/2112(b)	190	157,203
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	130	95,103
4.00%, 10/01/53 (Call 04/01/53)	370	318,686
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)(b)	260	200,773
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b)	240	167,154
University of Miami, 4.06%, 04/01/52(b)	345	290,551
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	279	226,598
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	313	249,826
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	210	144,426
3.03%, 10/01/39(b)	575	460,559
5.25%, 10/01/2111(b)	220	219,597
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	360	309,606
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	215	149,269
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)(b)	70	42,996
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	354	246,684
5.50%, 06/15/45 (Call 12/15/44)	268	251,528
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	510	404,523
4.35%, 04/15/2122 (Call 10/15/2121)	10	8,143
Wesleyan University, 4.78%, 07/01/2116	156	129,883
William Marsh Rice University
3.57%, 05/15/45(b)	68	55,903
3.77%, 05/15/55(b)	240	202,025
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(a)(b)	80	50,576
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	426	277,149

		29,642,189

Computers — 2.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	1,070	756,477
2.40%, 08/20/50 (Call 02/20/50)	945	599,453
2.55%, 08/20/60 (Call 02/20/60)	1,116	692,067
2.65%, 05/11/50 (Call 11/11/49)	1,685	1,131,493
2.65%, 02/08/51 (Call 08/08/50)	1,676	1,117,883
2.70%, 08/05/51 (Call 02/05/51)(b)	1,235	826,975
2.80%, 02/08/61 (Call 02/08/60)	1,252	803,154
2.85%, 08/05/61 (Call 02/05/61)	980	636,668
2.95%, 09/11/49 (Call 03/11/49)	1,111	799,266
3.45%, 02/09/45	1,239	1,002,635
3.75%, 09/12/47 (Call 03/12/47)	640	535,470
3.75%, 11/13/47 (Call 05/13/47)	792	661,681
3.85%, 05/04/43	2,034	1,749,110
3.85%, 08/04/46 (Call 02/04/46)	1,266	1,070,222
3.95%, 08/08/52 (Call 02/08/52)	1,215	1,035,034
4.10%, 08/08/62 (Call 02/08/62)	840	711,519

S C H E D U L E O F I N V E S T M E N T S	207

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.25%, 02/09/47 (Call 08/09/46)	$665	$607,077
4.38%, 05/13/45	1,412	1,296,752
4.45%, 05/06/44	627	597,288
4.50%, 02/23/36 (Call 08/23/35)	708	693,896
4.65%, 02/23/46 (Call 08/23/45)	2,643	2,516,396
Dell Inc.
5.40%, 09/10/40	325	280,988
6.50%, 04/15/38(b)	320	319,200
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)	685	454,263
3.45%, 12/15/51 (Call 06/15/51)(a)(b)	900	550,063
8.10%, 07/15/36 (Call 01/15/36)	562	628,035
8.35%, 07/15/46 (Call 01/15/46)	584	662,956
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(b)	569	586,500
6.35%, 10/15/45 (Call 04/15/45)	970	956,225
HP Inc., 6.00%, 09/15/41(b)	987	965,758
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	520	371,653
2.95%, 05/15/50 (Call 11/15/49)(b)	480	312,191
3.43%, 02/09/52 (Call 08/09/51)	525	368,052
4.00%, 06/20/42	764	624,623
4.15%, 05/15/39	1,462	1,239,764
4.25%, 05/15/49	2,168	1,792,078
4.70%, 02/19/46	582	508,864
4.90%, 07/27/52 (Call 01/27/52)(b)	575	517,297
5.10%, 02/06/53 (Call 08/06/52)	200	185,768
5.60%, 11/30/39(b)	540	540,613
7.13%, 12/01/96(b)	137	174,265
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	262	176,884

		32,056,556

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(b)	190	165,919
4.00%, 08/15/45(b)	420	384,675
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	193	140,963
3.70%, 08/15/42	231	186,697
4.15%, 03/15/47 (Call 09/15/46)	304	264,869
4.38%, 06/15/45 (Call 12/15/44)(b)	290	260,136
6.00%, 05/15/37	305	325,576
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52 (Call 09/24/51)	705	552,667
Procter & Gamble Co. (The)
3.50%, 10/25/47	120	98,869
3.55%, 03/25/40	471	405,128
3.60%, 03/25/50	476	402,064
5.50%, 02/01/34	160	167,733
5.55%, 03/05/37(b)	565	606,047
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	267	178,351

		4,139,694

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)(b)	275	218,016
4.20%, 05/15/47 (Call 11/15/46)	320	274,616
4.60%, 06/15/45 (Call 12/15/44)(b)	701	645,233

		1,137,865

Security	Par (000)	Value

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33 (Call 07/29/33)	$1,187	$923,499
3.85%, 10/29/41 (Call 04/29/41)(b)	962	704,298
American Express Co., 4.05%, 12/03/42(b)	893	788,764
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)	275	178,783
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	283	166,681
2.85%, 08/05/51 (Call 02/05/51)(a)	330	195,929
3.20%, 01/30/52 (Call 07/30/51)(a)(b)	745	479,187
3.50%, 09/10/49 (Call 03/10/49)(a)	260	177,586
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	200	151,688
4.45%, 07/15/45(a)	200	163,306
5.00%, 06/15/44(a)	346	303,722
6.25%, 08/15/42(a)	310	313,049
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(a)	240	158,807
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	427	288,056
3.63%, 02/15/52 (Call 08/15/51)	320	218,408
4.70%, 09/20/47 (Call 03/20/47)	629	535,986
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	441	296,579
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	638	383,211
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	486	433,362
5.30%, 09/15/43 (Call 03/15/43)	609	621,015
FMR LLC
5.15%, 02/01/43(a)	250	225,676
6.45%, 11/15/39(a)(b)	250	265,089
6.50%, 12/14/40(a)	367	386,353
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	235	149,420
Invesco Finance PLC, 5.38%, 11/30/43	271	254,209
Jefferies Financial Group Inc.
6.25%, 01/15/36	400	415,388
6.50%, 01/20/43(b)	289	296,172
6.63%, 10/23/43 (Call 07/23/43)(b)	188	189,103
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	316	292,662
Legg Mason Inc., 5.63%, 01/15/44	305	302,144
LSEGA Financing PLC, 3.20%, 04/06/41 (Call 10/06/40)(a)	536	403,532
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	461	330,062
3.65%, 06/01/49 (Call 12/01/48)	673	548,995
3.80%, 11/21/46 (Call 05/21/46)(b)	409	339,361
3.85%, 03/26/50 (Call 09/26/49)	1,029	866,680
3.95%, 02/26/48 (Call 08/26/47)(b)	352	303,709
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	473	307,101
3.25%, 04/28/50 (Call 10/28/49)	318	214,119
3.95%, 03/07/52 (Call 09/07/51)	375	284,238
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)(b)	230	189,429
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)	296	263,729
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	539	405,091
4.95%, 07/15/46	646	589,002
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(b)	1,233	731,202
2.70%, 04/15/40 (Call 10/15/39)	856	641,293
3.65%, 09/15/47 (Call 03/15/47)	589	487,676
4.15%, 12/14/35 (Call 06/14/35)	832	782,611
4.30%, 12/14/45 (Call 06/14/45)	2,205	1,990,104

208	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The)
6.20%, 11/17/36	$422	$415,412
6.20%, 06/21/40	195	191,530

		20,543,008

Electric — 12.3%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(a)	377	283,621
4.00%, 10/03/49(a)	243	203,743
6.50%, 10/27/36(a)(b)	560	633,237
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	301	214,243
3.80%, 10/01/47 (Call 04/01/47)	203	150,710
5.25%, 05/15/52 (Call 11/15/51)	330	313,417
Series G, 4.15%, 05/01/49 (Call 11/01/48)	199	160,016
Series H, 3.45%, 01/15/50 (Call 07/15/49)	295	211,539
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	260	182,129
3.75%, 12/01/47 (Call 06/01/47)	360	287,524
3.80%, 06/15/49 (Call 12/15/48)	282	224,655
4.00%, 12/01/46 (Call 06/01/46)	105	84,795
4.25%, 09/15/48 (Call 03/15/48)	194	166,347
4.50%, 06/15/52 (Call 12/15/51)(b)	345	305,911
Series M, 3.65%, 04/01/50 (Call 10/01/49)	352	271,284
Series N, 2.75%, 08/15/51 (Call 02/15/51)	252	161,818
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	290	191,509
3.13%, 07/15/51 (Call 01/15/51)	375	254,206
3.45%, 10/01/49 (Call 04/01/49)	437	319,139
3.75%, 03/01/45 (Call 09/01/44)	530	409,601
3.85%, 12/01/42(b)	210	169,237
4.10%, 01/15/42	90	71,545
4.15%, 08/15/44 (Call 02/15/44)	307	253,991
4.30%, 01/02/46 (Call 07/02/45)	255	213,253
5.50%, 03/15/41	293	285,003
6.00%, 03/01/39	247	259,656
6.13%, 05/15/38	120	129,054
Series 11-C, 5.20%, 06/01/41	220	207,694
Series A, 4.30%, 07/15/48 (Call 01/15/48)	407	342,970
Series B, 3.70%, 12/01/47 (Call 06/01/47)	375	288,376
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(a)	593	434,545
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	217	144,551
3.25%, 03/15/50 (Call 09/15/49)	172	124,909
3.70%, 12/01/47 (Call 06/01/47)	362	287,543
4.15%, 03/15/46 (Call 09/15/45)	335	277,201
4.30%, 07/01/44 (Call 01/01/44)	95	78,800
4.50%, 03/15/49 (Call 09/15/48)(b)	330	298,837
4.80%, 12/15/43 (Call 06/15/43)	240	212,311
5.90%, 12/01/52 (Call 06/01/52)	175	189,980
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	257	172,578
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	206	189,557
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	221	183,827
4.45%, 06/01/45 (Call 12/01/44)	271	226,365
7.00%, 04/01/38	435	489,603
Series L, 5.80%, 10/01/35	290	287,608
Series P, 6.70%, 08/15/37	170	180,574
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	296	248,547

Security	Par (000)	Value

Electric (continued)
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	$305	$229,370
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)(b)	375	226,370
3.35%, 05/15/50 (Call 11/15/49)	214	145,458
3.50%, 12/01/49 (Call 06/01/49)	177	122,544
3.75%, 05/15/46 (Call 11/15/45)	176	129,502
4.20%, 08/15/48 (Call 02/15/48)	188	147,767
4.25%, 03/01/49 (Call 09/01/48)	196	154,226
4.35%, 11/15/45 (Call 05/15/45)	207	166,763
4.50%, 04/01/42 (Call 10/01/41)(b)	496	413,009
4.70%, 01/15/44 (Call 07/15/43)	185	156,643
5.05%, 09/01/41 (Call 03/01/41)(b)	255	231,219
5.50%, 09/01/35(b)	195	189,514
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	190	152,498
4.35%, 06/01/48 (Call 12/01/47)	116	99,398
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	288	192,458
3.20%, 09/15/49 (Call 03/15/49)	257	181,650
3.50%, 08/15/46 (Call 02/15/46)	315	236,899
3.75%, 08/15/47 (Call 02/15/47)	260	198,798
4.25%, 09/15/48 (Call 03/15/48)	330	279,245
4.55%, 06/01/52 (Call 12/01/51)	360	318,214
6.35%, 10/01/36	140	149,324
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	144	120,715
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	831	539,739
3.80%, 07/15/48 (Call 01/15/48)	477	368,332
4.25%, 10/15/50 (Call 04/15/50)	633	523,758
4.45%, 01/15/49 (Call 07/15/48)	688	593,925
4.50%, 02/01/45 (Call 08/01/44)	523	454,269
4.60%, 05/01/53 (Call 11/01/52)	290	253,691
5.15%, 11/15/43 (Call 05/15/43)	228	215,554
5.95%, 05/15/37	435	449,639
6.13%, 04/01/36	1,297	1,377,445
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	194	141,548
4.20%, 09/15/46 (Call 03/15/46)	125	96,450
4.35%, 05/01/33 (Call 02/01/33)	196	174,646
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	190	163,385
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	550	434,188
3.60%, 03/01/52 (Call 09/01/51)	180	139,639
3.95%, 03/01/48 (Call 09/01/47)	265	217,858
4.50%, 04/01/44 (Call 10/01/43)	407	362,154
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	485	422,580
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	216	146,534
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	335	247,516
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	211	200,598
Series K2, 6.95%, 03/15/33	55	61,895
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	227	171,818
CEZ AS, 5.63%, 04/03/42(a)(b)	223	205,644
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	210	179,086
Cleco Power LLC
6.00%, 12/01/40(b)	188	185,004
6.50%, 12/01/35	335	343,627
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	207	206,914

S C H E D U L E O F I N V E S T M E N T S	209

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	$185	$157,620
4.88%, 03/01/44 (Call 09/01/43)(b)	226	203,184
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	258	248,929
Comision Federal de Electricidad
3.88%, 07/26/33 (Call 04/26/33)(a)(b)	489	370,452
4.68%, 02/09/51 (Call 08/09/50)(a)	362	238,946
5.75%, 02/14/42(a)	261	218,505
6.13%, 06/16/45(a)	500	430,192
6.26%, 02/15/52 (Call 08/15/51)(a)	305	250,003
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	323	221,892
3.65%, 06/15/46 (Call 12/15/45)	460	351,537
3.70%, 03/01/45 (Call 09/01/44)	228	176,963
3.80%, 10/01/42 (Call 04/01/42)(b)	310	253,183
4.00%, 03/01/48 (Call 09/01/47)	306	250,946
4.00%, 03/01/49 (Call 09/01/48)	343	278,867
4.35%, 11/15/45 (Call 05/15/45)	308	261,717
4.60%, 08/15/43 (Call 02/15/43)	190	172,450
4.70%, 01/15/44 (Call 07/15/43)	215	196,283
5.30%, 02/01/53 (Call 08/01/52)	225	223,633
6.45%, 01/15/38	299	333,956
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	497	389,458
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	220	155,701
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	564	389,893
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	315	200,792
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	360	284,192
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	222	186,212
4.30%, 04/15/44 (Call 10/15/43)	309	266,637
5.25%, 01/15/53 (Call 07/15/52)	335	334,855
6.35%, 06/01/36(b)	200	210,903
Series A, 4.15%, 06/01/45 (Call 12/01/44)(b)	212	178,636
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	280	193,160
3.60%, 06/15/61 (Call 12/15/60)(b)	515	370,119
3.70%, 11/15/59 (Call 05/15/59)	508	367,983
3.85%, 06/15/46 (Call 12/15/45)	327	252,098
3.95%, 03/01/43 (Call 09/01/42)	445	360,510
4.45%, 03/15/44 (Call 09/15/43)	500	424,548
4.50%, 12/01/45 (Call 06/01/45)	428	367,604
4.50%, 05/15/58 (Call 11/15/57)	541	448,802
4.63%, 12/01/54 (Call 06/01/54)	469	403,017
5.70%, 06/15/40	375	371,322
6.15%, 11/15/52 (Call 05/15/52)	460	491,786
Series 05-A, 5.30%, 03/01/35(b)	220	217,296
Series 06-A, 5.85%, 03/15/36	347	352,664
Series 06-B, 6.20%, 06/15/36	340	356,072
Series 06-E, 5.70%, 12/01/36(b)	255	256,453
Series 07-A, 6.30%, 08/15/37(b)	435	468,924
Series 08-B, 6.75%, 04/01/38	395	438,337
Series 09-C, 5.50%, 12/01/39	370	358,713
Series 12-A, 4.20%, 03/15/42	320	268,295
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	261	203,238
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	661	522,286
Series A, 4.13%, 05/15/49 (Call 11/15/48)	408	330,350
Series C, 3.00%, 12/01/60 (Call 06/01/60)	410	253,076
Series C, 4.00%, 11/15/57 (Call 05/15/57)	224	173,146
Series C, 4.30%, 12/01/56 (Call 06/01/56)	271	218,108

Security	Par (000)	Value

Electric (continued)
Series E, 4.65%, 12/01/48 (Call 06/01/48)	$404	$355,157
Consorcio Transmantaro SA
4.70%, 04/16/34(a)	215	193,543
5.20%, 04/11/38 (Call 01/11/38)(a)	540	481,410
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)(b)	348	334,845
6.25%, 10/01/39	753	774,765
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	333	186,912
2.65%, 08/15/52 (Call 02/15/52)	205	130,271
3.10%, 08/15/50 (Call 02/15/50)(b)	356	250,621
3.25%, 08/15/46 (Call 02/15/46)	335	241,651
3.50%, 08/01/51 (Call 02/01/51)	431	327,817
3.75%, 02/15/50 (Call 08/15/49)	243	192,823
3.95%, 05/15/43 (Call 11/15/42)	340	281,269
3.95%, 07/15/47 (Call 01/15/47)	240	196,439
4.05%, 05/15/48 (Call 11/15/47)	360	300,603
4.10%, 11/15/45 (Call 05/15/45)	20	16,132
4.20%, 09/01/52 (Call 03/01/52)	315	267,541
4.35%, 04/15/49 (Call 10/15/48)	350	305,062
4.35%, 08/31/64 (Call 02/28/64)	159	129,288
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	191	152,375
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	200	158,557
4.15%, 05/15/45 (Call 11/15/44)	310	258,087
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	297	255,648
4.85%, 08/15/52 (Call 02/15/52)(b)	410	356,254
7.00%, 06/15/38	274	300,273
Series A, 4.60%, 03/15/49 (Call 09/15/48)	195	165,817
Series B, 3.30%, 04/15/41 (Call 10/15/40)(b)	324	240,355
Series B, 5.95%, 06/15/35	474	486,813
Series C, 4.05%, 09/15/42 (Call 03/15/42)	370	285,976
Series C, 4.90%, 08/01/41 (Call 02/01/41)	284	249,891
Series E, 6.30%, 03/15/33(b)	116	121,611
Series F, 5.25%, 08/01/33	390	379,850
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	273	243,847
5.10%, 06/01/65 (Call 12/01/64)	156	148,846
5.30%, 05/15/33	260	261,458
5.45%, 02/01/41 (Call 08/01/40)	240	237,866
6.05%, 01/15/38(b)	278	298,092
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	100	68,099
3.70%, 03/15/45 (Call 09/15/44)	101	80,350
3.70%, 06/01/46 (Call 12/01/45)	215	165,897
3.75%, 08/15/47 (Call 02/15/47)	280	220,826
3.95%, 06/15/42 (Call 12/15/41)	183	146,774
3.95%, 03/01/49 (Call 09/01/48)	503	413,133
4.30%, 07/01/44 (Call 01/01/44)	191	165,142
5.40%, 04/01/53 (Call 10/01/52)	280	282,309
5.70%, 10/01/37(b)	193	190,406
Series A, 4.00%, 04/01/43 (Call 10/01/42)	241	201,279
Series A, 4.05%, 05/15/48 (Call 11/15/47)	290	242,480
Series A, 6.63%, 06/01/36(b)	355	389,546
Series B, 3.25%, 04/01/51 (Call 10/01/50)	532	379,908
Series B, 3.65%, 03/01/52 (Call 09/01/51)	390	301,854
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	426	301,156

210	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.45%, 04/15/51 (Call 10/15/50)	$244	$177,618
3.55%, 03/15/52 (Call 09/15/51)	380	283,267
3.70%, 12/01/47 (Call 06/01/47)	432	332,551
3.75%, 06/01/45 (Call 12/01/44)	397	309,398
3.88%, 03/15/46 (Call 09/15/45)	363	283,933
3.95%, 03/15/48 (Call 09/15/47)	323	259,266
4.00%, 09/30/42 (Call 03/30/42)	458	376,688
4.25%, 12/15/41 (Call 06/15/41)	464	399,262
5.30%, 02/15/40	362	353,137
5.35%, 01/15/53 (Call 07/15/52)	200	197,095
6.00%, 01/15/38	374	397,859
6.05%, 04/15/38	374	398,009
6.10%, 06/01/37(b)	333	352,283
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	567	411,273
3.50%, 06/15/51 (Call 12/15/50)	537	375,325
3.75%, 09/01/46 (Call 03/01/46)	1,023	754,202
3.95%, 08/15/47 (Call 02/15/47)	431	326,070
4.20%, 06/15/49 (Call 12/15/48)	423	334,517
4.80%, 12/15/45 (Call 06/15/45)	442	387,663
5.00%, 08/15/52 (Call 02/15/52)(b)	830	737,690
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	280	190,274
3.40%, 10/01/46 (Call 04/01/46)	393	281,064
3.85%, 11/15/42 (Call 05/15/42)	225	181,572
4.20%, 07/15/48 (Call 01/15/48)	282	238,442
5.65%, 04/01/40	311	314,183
5.95%, 11/15/52 (Call 05/15/52)	360	383,926
6.35%, 09/15/37	346	373,030
6.40%, 06/15/38	450	498,107
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	445	278,826
3.75%, 05/15/46 (Call 11/15/45)	246	188,790
6.12%, 10/15/35(b)	300	312,652
6.35%, 08/15/38	345	377,173
6.45%, 04/01/39	300	323,982
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	199	164,132
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)(b)	226	208,915
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	321	227,660
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	333	246,478
4.30%, 02/01/49 (Call 08/01/48)	342	280,576
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	480	287,009
2.90%, 08/15/51 (Call 02/15/51)	282	184,245
3.60%, 09/15/47 (Call 03/15/47)	390	293,545
3.70%, 10/15/46 (Call 04/15/46)	356	269,349
4.00%, 04/01/52 (Call 10/01/51)	340	271,070
4.10%, 05/15/42 (Call 11/15/41)	337	282,104
4.10%, 03/15/43 (Call 09/15/42)	301	250,817
4.15%, 12/01/44 (Call 06/01/44)	329	272,863
4.20%, 08/15/45 (Call 02/15/45)	457	380,422
4.38%, 03/30/44 (Call 09/30/43)	205	176,007
6.30%, 04/01/38(b)	270	290,175
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	654	694,451
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(b)	130	118,060
6.00%, 05/15/35(b)	496	495,175
Electricite de France SA 4.75%, 10/13/35 (Call 04/13/35)(a)	278	247,191

Security	Par (000)	Value

Electric (continued)
4.88%, 09/21/38 (Call 03/21/38)(a)	$341	$294,310
4.88%, 01/22/44(a)(b)	588	500,875
4.95%, 10/13/45 (Call 04/13/45)(a)	688	577,281
5.00%, 09/21/48 (Call 03/21/48)(a)	1,244	1,049,745
5.25%, 10/13/55 (Call 04/13/55)(a)	201	168,822
5.60%, 01/27/40(a)	620	585,180
6.00%, 01/22/2114(a)(b)	414	376,342
6.95%, 01/26/39(a)(b)	975	1,039,054
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)	145	147,719
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	701	550,807
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)(b)	215	205,863
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)(b)	325	263,250
Enel Finance America LLC, 2.88%, 07/12/41 (Call 01/12/41)(a)	275	171,491
Enel Finance International NV
4.75%, 05/25/47(a)(b)	557	458,651
5.50%, 06/15/52 (Call 12/15/51)(a)	615	537,095
6.00%, 10/07/39(a)	1,242	1,182,754
6.80%, 09/15/37(a)	730	748,826
7.75%, 10/14/52 (Call 04/14/52)(a)	760	858,652
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	447	278,098
3.35%, 06/15/52 (Call 12/15/51)	290	205,533
4.20%, 04/01/49 (Call 10/01/48)	388	324,115
4.95%, 12/15/44 (Call 12/15/24)	370	337,967
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	450	330,892
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	431	281,409
3.10%, 06/15/41 (Call 12/15/40)	409	306,218
4.20%, 09/01/48 (Call 03/01/48)	629	526,057
4.20%, 04/01/50 (Call 10/01/49)	416	343,868
4.75%, 09/15/52 (Call 03/15/52)	345	313,708
4.95%, 01/15/45 (Call 01/15/25)	485	452,000
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 12/01/50)(b)	275	199,500
3.85%, 06/01/49 (Call 12/01/48)	353	272,078
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	280	203,277
4.50%, 03/30/39 (Call 09/30/38)	343	303,641
5.00%, 09/15/52 (Call 03/15/52)(b)	165	154,596
5.15%, 06/01/45 (Call 06/01/25)(b)	80	74,621
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	201	141,358
3.45%, 04/15/50 (Call 10/15/49)	305	223,574
4.10%, 04/01/43 (Call 10/01/42)	157	129,379
4.13%, 03/01/42 (Call 09/01/41)	536	447,509
4.25%, 12/01/45 (Call 06/01/45)	182	149,444
4.63%, 09/01/43 (Call 03/01/43)(b)	199	172,933
Evergy Kansas South Inc., 4.30%, 07/15/44 (Call 01/15/44)(a)	70	56,166
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)(b)	210	172,447
4.20%, 03/15/48 (Call 09/15/47)	220	181,254
5.30%, 10/01/41 (Call 04/01/41)	454	439,331
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	275	223,644
Series B, 6.05%, 11/15/35	195	197,779
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)(b)	380	274,212

S C H E D U L E O F I N V E S T M E N T S	211

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)(b)	$230	$182,714
4.45%, 04/15/46 (Call 10/15/45)	458	382,194
4.70%, 04/15/50 (Call 10/15/49)	633	550,583
4.95%, 06/15/35 (Call 12/15/34)(b)	115	108,958
5.10%, 06/15/45 (Call 12/15/44)	696	640,522
5.60%, 03/15/53 (Call 09/15/52)	480	468,654
5.63%, 06/15/35	412	413,089
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	562	545,582
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(a)	420	349,871
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	308	256,322
5.45%, 07/15/44 (Call 01/15/44)(a)	245	230,296
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)(b)	760	506,529
3.15%, 10/01/49 (Call 04/01/49)	430	304,825
3.70%, 12/01/47 (Call 06/01/47)	438	346,702
3.80%, 12/15/42 (Call 06/15/42)	264	214,859
3.95%, 03/01/48 (Call 09/01/47)	501	409,686
3.99%, 03/01/49 (Call 09/01/48)	370	305,687
4.05%, 06/01/42 (Call 12/01/41)	459	389,361
4.05%, 10/01/44 (Call 04/01/44)	319	268,622
4.13%, 02/01/42 (Call 08/01/41)	585	498,096
4.13%, 06/01/48 (Call 12/01/47)	332	280,315
4.95%, 06/01/35	450	441,817
5.13%, 06/01/41 (Call 12/01/40)	265	250,014
5.25%, 02/01/41 (Call 08/01/40)	315	309,948
5.30%, 04/01/53 (Call 10/01/52)	325	323,382
5.63%, 04/01/34	375	393,480
5.65%, 02/01/37(b)	246	250,071
5.69%, 03/01/40	221	231,171
5.95%, 10/01/33(b)	546	568,912
5.95%, 02/01/38	425	448,608
5.96%, 04/01/39(b)	370	395,134
Georgia Power Co.
4.30%, 03/15/42	879	738,192
4.30%, 03/15/43	496	415,812
5.13%, 05/15/52 (Call 11/15/51)	500	466,792
5.40%, 06/01/40	100	94,963
Series 10-C, 4.75%, 09/01/40	510	458,444
Series A, 3.25%, 03/15/51 (Call 09/15/50)	505	341,385
Series B, 3.70%, 01/30/50 (Call 07/30/49)	529	391,680
Great River Energy, 6.25%, 07/01/38(a)	419	434,526
Iberdrola International BV, 6.75%, 07/15/36(b)	455	496,382
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	234	171,683
Series K, 4.20%, 03/01/48 (Call 09/01/47)	150	125,352
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	260	180,102
4.25%, 08/15/48 (Call 02/15/48)(b)	340	279,403
6.05%, 03/15/37(b)	239	248,793
Series K, 4.55%, 03/15/46 (Call 09/15/45)	245	208,357
Series L, 3.75%, 07/01/47 (Call 01/01/47)	240	180,498
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)	238	190,325
4.70%, 09/01/45 (Call 03/01/45)(a)(b)	247	215,411
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(a)(b)	375	280,691
4.88%, 01/14/48(a)	342	258,323

Security	Par (000)	Value

Electric (continued)
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)(b)	$760	$608,000
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(a)(b)	186	151,753
International Transmission Co., 4.63%, 08/15/43 (Call 02/15/43)	190	166,000
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	185	121,830
3.50%, 09/30/49 (Call 03/30/49)	268	194,341
3.70%, 09/15/46 (Call 03/15/46)	210	154,913
4.70%, 10/15/43 (Call 04/15/43)	188	159,542
6.25%, 07/15/39	335	350,744
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	232	218,755
Jersey Central Power & Light Co., 6.15%, 06/01/37(b)	161	163,049
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	365	257,772
4.38%, 10/01/45 (Call 04/01/45)	245	205,482
5.13%, 11/01/40 (Call 05/01/40)	317	302,495
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	195	170,635
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	196	178,491
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	214	179,881
4.38%, 10/01/45 (Call 04/01/45)	160	134,161
4.65%, 11/15/43 (Call 05/15/43)	172	147,017
5.13%, 11/15/40 (Call 05/01/40)	95	88,867
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	250	184,647
5.90%, 11/15/39(a)(b)	340	343,248
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	370	239,441
3.15%, 04/15/50 (Call 10/15/49)	455	324,344
3.65%, 08/01/48 (Call 02/01/48)	445	345,117
3.95%, 08/01/47 (Call 02/01/47)	465	385,478
4.25%, 05/01/46 (Call 11/01/45)	481	409,628
4.25%, 07/15/49 (Call 01/15/49)	649	560,610
4.40%, 10/15/44 (Call 04/15/44)	280	247,973
4.80%, 09/15/43 (Call 03/15/43)	381	354,610
5.75%, 11/01/35	406	420,034
5.80%, 10/15/36	285	300,454
Minejesa Capital BV, 5.63%, 08/10/37(a)(b)	275	219,181
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	495	404,700
Series B, 3.10%, 07/30/51 (Call 01/30/51)	155	101,589
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	262	255,657
Narragansett Electric Co. (The)
4.17%, 12/10/42(a)	317	253,569
5.64%, 03/15/40(a)	135	134,049
National Grid USA, 5.80%, 04/01/35	210	205,249
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	166	141,239
4.40%, 11/01/48 (Call 05/01/48)	239	203,871
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	305	292,615
5.45%, 05/15/41 (Call 11/15/40)	145	139,479
5.90%, 05/01/53 (Call 11/01/52)	140	150,371
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	186	128,128
Series N, 6.65%, 04/01/36	294	317,898
Series R, 6.75%, 07/01/37	255	281,393
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)	319	203,499
3.80%, 12/05/47 (Call 06/05/47)(a)	185	142,728

212	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.94%, 11/25/52 (Call 05/25/52)(a)(b)	$135	$144,504
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(a)	210	143,477
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52 (Call 07/15/51)	405	264,792
5.25%, 02/28/53 (Call 08/28/52)	800	765,736
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)(b)	397	259,732
4.12%, 11/28/42(a)	115	92,280
4.28%, 10/01/34 (Call 04/01/34)(a)(b)	282	250,157
5.78%, 09/16/52 (Call 03/16/52)(a)	375	379,356
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	445	285,635
2.90%, 03/01/50 (Call 09/01/49)	325	220,598
3.20%, 04/01/52 (Call 10/01/51)	241	172,030
3.40%, 08/15/42 (Call 02/15/42)(b)	188	146,362
3.60%, 05/15/46 (Call 11/15/45)	322	246,504
3.60%, 09/15/47 (Call 03/15/47)	333	258,848
4.00%, 08/15/45 (Call 02/15/45)	245	200,346
4.13%, 05/15/44 (Call 11/15/43)	203	173,147
4.50%, 06/01/52 (Call 12/01/51)	340	306,990
4.85%, 08/15/40 (Call 02/15/40)	280	255,595
5.25%, 07/15/35(b)	247	242,910
5.35%, 11/01/39(b)	285	286,749
6.20%, 07/01/37	310	330,631
6.25%, 06/01/36	336	359,499
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)(b)	83	68,686
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	360	251,295
4.40%, 03/01/44 (Call 09/01/43)	191	166,818
4.55%, 06/01/52 (Call 12/01/51)	255	229,532
4.95%, 09/15/52 (Call 03/15/52)	255	243,527
5.50%, 03/15/40	462	466,620
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	189	137,862
4.20%, 12/01/42	210	161,465
4.25%, 04/01/46 (Call 10/01/45)	175	132,017
4.55%, 06/01/44	110	87,760
5.05%, 10/01/48 (Call 04/01/48)(b)	220	192,594
5.25%, 09/01/50(b)	340	308,269
5.38%, 11/01/40(b)	325	299,995
5.95%, 11/01/39	263	259,429
Ohio Edison Co.
6.88%, 07/15/36	315	344,420
8.25%, 10/15/38	230	273,922
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	305	245,742
4.15%, 04/01/48 (Call 10/01/47)	235	195,934
Series D, 6.60%, 03/01/33(b)	100	106,538
Series F, 5.85%, 10/01/35	280	280,513
Series R, 2.90%, 10/01/51 (Call 04/01/51)	330	218,198
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	210	160,283
3.90%, 05/01/43 (Call 11/01/42)	190	148,164
4.00%, 12/15/44 (Call 06/15/44)	70	53,838
4.15%, 04/01/47 (Call 10/01/46)	341	275,721
4.55%, 03/15/44 (Call 09/15/43)	166	138,652
5.25%, 05/15/41 (Call 11/15/40)	180	166,182
5.85%, 06/01/40	225	222,076

Security	Par (000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	$280	$182,207
3.10%, 09/15/49 (Call 03/15/49)	480	337,359
3.70%, 05/15/50 (Call 11/15/49)	235	185,040
3.75%, 04/01/45 (Call 10/01/44)(b)	332	268,292
3.80%, 09/30/47 (Call 03/30/47)	286	232,796
3.80%, 06/01/49 (Call 12/01/48)	325	261,237
4.10%, 11/15/48 (Call 05/15/48)	372	316,133
4.55%, 12/01/41 (Call 06/01/41)(b)	215	196,944
4.60%, 06/01/52 (Call 12/01/51)	346	315,078
4.95%, 09/15/52 (Call 03/15/52)	315	301,338
5.25%, 09/30/40	465	462,181
5.30%, 06/01/42 (Call 12/01/41)	170	170,328
5.35%, 10/01/52 (Call 04/01/52)(b)	120	121,622
7.50%, 09/01/38	435	530,962
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)(b)	655	442,997
3.50%, 08/01/50 (Call 02/01/50)	1,127	707,595
3.75%, 08/15/42 (Call 02/15/42)	279	193,463
3.95%, 12/01/47 (Call 06/01/47)	599	408,470
4.00%, 12/01/46 (Call 06/01/46)	325	221,504
4.20%, 06/01/41 (Call 12/01/40)	302	226,709
4.25%, 03/15/46 (Call 09/15/45)	360	257,434
4.30%, 03/15/45 (Call 09/15/44)	410	295,644
4.45%, 04/15/42 (Call 10/15/41)	320	241,802
4.50%, 07/01/40 (Call 01/01/40)	1,291	1,011,357
4.50%, 12/15/41 (Call 06/15/41)(b)	210	158,909
4.60%, 06/15/43 (Call 12/15/42)	288	219,608
4.75%, 02/15/44 (Call 08/15/43)	501	392,329
4.95%, 07/01/50 (Call 01/01/50)	2,092	1,651,626
5.25%, 03/01/52 (Call 09/01/51)	400	329,822
6.75%, 01/15/53 (Call 07/15/52)	550	546,628
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	609	403,643
3.30%, 03/15/51 (Call 09/15/50)	465	332,094
4.10%, 02/01/42 (Call 08/01/41)	137	116,497
4.13%, 01/15/49 (Call 07/15/48)	360	298,487
4.15%, 02/15/50 (Call 08/15/49)	432	357,203
5.25%, 06/15/35(b)	255	250,419
5.35%, 12/01/53 (Call 06/01/53)	680	670,828
5.75%, 04/01/37(b)	380	387,856
6.00%, 01/15/39	394	411,347
6.10%, 08/01/36	295	310,007
6.25%, 10/15/37	405	435,589
6.35%, 07/15/38	235	257,417
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	322	210,218
2.85%, 09/15/51 (Call 03/15/51)	250	164,980
3.00%, 09/15/49 (Call 03/15/49)	301	208,266
3.05%, 03/15/51 (Call 09/15/50)	275	187,086
3.70%, 09/15/47 (Call 03/15/47)	313	248,076
3.90%, 03/01/48 (Call 09/01/47)	314	257,133
4.15%, 10/01/44 (Call 04/01/44)	209	176,279
4.38%, 08/15/52 (Call 02/15/52)	365	321,153
4.60%, 05/15/52 (Call 11/15/51)	260	235,795
4.80%, 10/15/43 (Call 04/15/43)	205	187,202
5.95%, 10/01/36	306	321,720
Pennsylvania Electric Co., 6.15%, 10/01/38	290	288,542
Perusahaan Listrik Negara PT, 4.00%, 06/30/50 (Call 12/30/49)(a)	703	498,842

S C H E D U L E O F I N V E S T M E N T S	213

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/50(a)	$390	$293,252
4.88%, 07/17/49(a)	331	264,605
5.25%, 10/24/42(a)	712	624,595
5.25%, 05/15/47(a)	200	169,750
6.15%, 05/21/48(a)	660	629,475
6.25%, 01/25/49(a)	370	355,663
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	421	361,079
6.50%, 11/15/37(b)	305	334,433
7.90%, 12/15/38(b)	220	270,396
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	280	194,871
3.95%, 06/01/47 (Call 12/01/46)	340	283,138
4.13%, 06/15/44 (Call 12/15/43)	222	185,919
4.15%, 10/01/45 (Call 04/01/45)	246	205,538
4.15%, 06/15/48 (Call 12/15/47)	288	248,018
4.75%, 07/15/43 (Call 01/15/43)	225	205,417
5.20%, 07/15/41 (Call 01/15/41)(b)	185	173,055
5.25%, 05/15/53 (Call 11/15/52)	400	394,310
6.25%, 05/15/39	230	247,481
Progress Energy Inc., 6.00%, 12/01/39	500	502,545
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	225	165,475
3.60%, 09/15/42 (Call 03/15/42)(b)	252	199,199
3.80%, 06/15/47 (Call 12/15/46)	167	133,531
3.95%, 03/15/43 (Call 09/15/42)	215	173,421
4.05%, 09/15/49 (Call 03/15/49)	270	221,587
4.10%, 06/15/48 (Call 12/15/47)	305	253,020
4.30%, 03/15/44 (Call 09/15/43)(b)	130	112,572
4.50%, 06/01/52 (Call 12/01/51)	290	258,547
4.75%, 08/15/41 (Call 02/15/41)	199	178,670
6.50%, 08/01/38	180	197,588
Series 17, 6.25%, 09/01/37(b)	335	362,639
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	350	251,393
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	215	139,850
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)(b)	112	86,023
5.15%, 01/15/53 (Call 07/15/52)	135	133,445
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	135	144,570
Series K, 3.15%, 08/15/51 (Call 02/15/51)	237	157,864
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	166	94,368
2.70%, 05/01/50 (Call 11/01/49)(b)	116	76,206
3.00%, 03/01/51 (Call 09/01/50)	317	219,961
3.15%, 01/01/50 (Call 07/01/49)	195	140,665
3.20%, 08/01/49 (Call 02/01/49)	215	156,698
3.60%, 12/01/47 (Call 06/01/47)	188	145,349
3.65%, 09/01/42 (Call 03/01/42)(b)	327	263,125
3.80%, 01/01/43 (Call 07/01/42)	165	136,340
3.80%, 03/01/46 (Call 09/01/45)	299	239,425
3.85%, 05/01/49 (Call 11/01/48)	244	196,887
3.95%, 05/01/42 (Call 11/01/41)	408	344,033
4.05%, 05/01/48 (Call 11/01/47)	200	171,832
4.15%, 11/01/45 (Call 05/01/45)	166	136,868
5.38%, 11/01/39	240	234,706
5.50%, 03/01/40	275	279,997
5.70%, 12/01/36(b)	275	277,501

Security	Par (000)	Value

Electric (continued)
5.80%, 05/01/37	$359	$368,818
Series I, 4.00%, 06/01/44 (Call 12/01/43)	80	64,868
Series K, 4.05%, 05/01/45 (Call 11/01/44)	180	145,599
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	120	78,397
3.25%, 09/15/49 (Call 03/15/49)	206	146,617
4.22%, 06/15/48 (Call 12/15/47)	310	260,148
4.30%, 05/20/45 (Call 11/20/44)	257	210,254
4.43%, 11/15/41 (Call 05/15/41)	200	170,592
5.48%, 06/01/35	236	231,110
5.64%, 04/15/41 (Call 10/15/40)	275	277,107
5.76%, 10/01/39(b)	270	269,247
5.76%, 07/15/40	285	287,075
5.80%, 03/15/40	356	360,700
6.27%, 03/15/37	310	324,045
6.72%, 06/15/36	20	21,649
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	375	385,988
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	135	104,410
3.95%, 11/15/41(b)	340	270,295
4.15%, 05/15/48 (Call 11/15/47)	208	173,385
4.30%, 04/01/42 (Call 10/01/41)	260	212,186
4.50%, 08/15/40	329	297,172
5.35%, 05/15/35	145	139,977
5.35%, 05/15/40(b)	195	186,866
6.00%, 06/01/39	298	307,669
Series FFF, 6.13%, 09/15/37	185	187,075
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	135	105,054
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	221	179,500
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	199	142,003
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	505	334,649
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	505	492,296
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	622	640,536
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	775	634,833
4.00%, 02/01/48 (Call 08/01/47)	533	413,328
6.00%, 10/15/39	364	368,757
Sierra Pacific Power Co., Series P, 6.75%, 07/01/37(b)	150	161,065
Solar Star Funding LLC, 5.38%, 06/30/35(a)	79	78,804
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	405	286,205
3.65%, 02/01/50 (Call 08/01/49)(b)	782	574,468
3.90%, 12/01/41 (Call 06/01/41)	202	153,377
4.00%, 04/01/47 (Call 10/01/46)	1,051	823,791
4.05%, 03/15/42 (Call 09/15/41)	357	287,291
4.50%, 09/01/40 (Call 03/01/40)	479	410,766
4.65%, 10/01/43 (Call 04/01/43)	326	283,340
5.50%, 03/15/40	395	381,839
5.63%, 02/01/36(b)	299	293,483
5.70%, 03/01/53 (Call 09/01/52)	80	79,785
6.00%, 01/15/34	502	525,577
6.05%, 03/15/39	387	396,555
Series 04-G, 5.75%, 04/01/35	265	267,853
Series 05-B, 5.55%, 01/15/36(b)	245	236,472
Series 05-E, 5.35%, 07/15/35	180	174,992
Series 06-E, 5.55%, 01/15/37	350	344,239
Series 08-A, 5.95%, 02/01/38(b)	377	383,632
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)(b)	237	186,512
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	388	249,628
Series B, 4.88%, 03/01/49 (Call 09/01/48)	449	399,983

214	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 3.60%, 02/01/45 (Call 08/01/44)	$297	$216,313
Series C, 4.13%, 03/01/48 (Call 09/01/47)	727	577,603
Series E, 5.45%, 06/01/52 (Call 12/01/51)	250	243,504
Series H, 3.65%, 06/01/51 (Call 12/01/50)	375	278,373
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	176	153,758
4.40%, 07/01/46 (Call 01/01/46)	1,235	1,016,343
Southern Power Co.
5.15%, 09/15/41	405	370,199
5.25%, 07/15/43	170	154,650
Series F, 4.95%, 12/15/46 (Call 06/15/46)	261	226,597
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	455	305,869
6.20%, 03/15/40	264	269,267
Series J, 3.90%, 04/01/45 (Call 10/01/44)	276	210,408
Series L, 3.85%, 02/01/48 (Call 08/01/47)	323	243,881
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	132	94,195
3.70%, 08/15/47 (Call 02/15/47)	238	181,178
3.75%, 06/15/49 (Call 12/15/48)	301	230,139
4.50%, 08/15/41 (Call 02/15/41)	352	307,108
6.00%, 10/01/36	173	173,595
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	80	67,850
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	388	271,959
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	40	34,312
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	186,746
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)	525	520,816
State Grid Overseas Investment BVI Ltd, 4.00%, 05/04/47(a)(b)	260	226,766
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	205	146,264
3.63%, 06/15/50 (Call 12/15/49)	175	129,520
4.10%, 06/15/42 (Call 12/15/41)	376	311,629
4.20%, 05/15/45 (Call 11/15/44)	182	142,901
4.30%, 06/15/48 (Call 12/15/47)	226	189,549
4.35%, 05/15/44 (Call 11/15/43)	200	168,245
4.45%, 06/15/49 (Call 12/15/48)	246	206,239
5.00%, 07/15/52 (Call 01/15/52)(b)	155	143,685
6.15%, 05/15/37(b)	205	210,491
6.55%, 05/15/36	365	386,724
Toledo Edison Co. (The), 6.15%, 05/15/37	280	292,665
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	190	151,489
6.00%, 06/15/40(a)(b)	424	395,617
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	215	144,876
4.00%, 06/15/50 (Call 12/15/49)	174	135,963
4.85%, 12/01/48 (Call 06/01/48)	231	203,160
5.50%, 04/15/53 (Call 10/15/52)	200	197,245
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	485	309,088
3.25%, 10/01/49 (Call 04/01/49)	305	216,933
3.65%, 04/15/45 (Call 10/15/44)	295	225,720
3.90%, 09/15/42 (Call 03/15/42)	576	472,180
3.90%, 04/01/52 (Call 10/01/51)	235	188,402
4.00%, 04/01/48 (Call 10/01/47)	284	228,727
5.30%, 08/01/37	195	189,565
5.45%, 03/15/53 (Call 09/15/52)	200	199,977

Security	Par (000)	Value

Electric (continued)
8.45%, 03/15/39	$215	$278,661
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	688	407,744
2.95%, 11/15/51 (Call 05/15/51)	495	326,320
3.30%, 12/01/49 (Call 06/01/49)	262	189,040
4.00%, 01/15/43 (Call 07/15/42)	401	328,938
4.45%, 02/15/44 (Call 08/15/43)	467	401,749
4.60%, 12/01/48 (Call 06/01/48)	492	425,524
6.35%, 11/30/37	325	347,769
8.88%, 11/15/38(b)	512	686,172
Series A, 6.00%, 05/15/37	318	331,048
Series B, 3.80%, 09/15/47 (Call 03/15/47)	435	337,142
Series B, 4.20%, 05/15/45 (Call 11/15/44)	347	282,855
Series B, 6.00%, 01/15/36	468	487,777
Series C, 4.00%, 11/15/46 (Call 05/15/46)	412	326,412
Series C, 4.63%, 05/15/52 (Call 11/15/51)(b)	465	408,791
Series D, 4.65%, 08/15/43 (Call 02/15/43)	388	343,310
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	220	166,058
4.25%, 06/01/44 (Call 12/01/43)	157	127,998
4.30%, 12/15/45 (Call 06/15/45)	195	161,577
4.30%, 10/15/48 (Call 04/15/48)	181	153,617
5.63%, 05/15/33	470	485,312
5.70%, 12/01/36	220	224,857
Wisconsin Power and Light Co.
3.65%, 04/01/50 (Call 10/01/49)	164	121,576
4.10%, 10/15/44 (Call 04/15/44)	162	127,343
6.38%, 08/15/37	220	233,849
7.60%, 10/01/38	170	199,498
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	330	216,084
3.30%, 09/01/49 (Call 03/01/49)	195	141,766
3.67%, 12/01/42	155	119,719
4.75%, 11/01/44 (Call 05/01/44)	185	165,213
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	361	262,293
4.80%, 09/15/41 (Call 03/15/41)	204	182,666
6.50%, 07/01/36(b)	195	209,601

		196,669,630

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	333	213,906
2.80%, 12/21/51 (Call 06/21/51)	620	399,405
5.25%, 11/15/39(b)	305	301,833
6.13%, 04/15/39	160	167,288

		1,082,432

Electronics — 0.2%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	324	253,380
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(b)	354	255,611
3.81%, 11/21/47 (Call 05/21/47)(b)	219	183,089
5.38%, 03/01/41	315	325,158
5.70%, 03/15/36	365	383,343
5.70%, 03/15/37	450	474,829
Tyco Electronics Group SA, 7.13%, 10/01/37	468	533,003

		2,408,413

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/41 (Call 08/11/40)(a)	300	244,015

S C H E D U L E O F I N V E S T M E N T S	215

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
5.13%, 08/11/61 (Call 08/11/60)(a)	$815	$638,622
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(a)	375	250,097
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(a)	476	351,268
5.50%, 07/31/47 (Call 01/31/47)(a)	1,321	979,904

		2,463,906

Entertainment — 0.5%
Magallanes Inc.
5.05%, 03/15/42 (Call 09/15/41)(a)	2,905	2,353,444
5.14%, 03/15/52 (Call 09/15/51)(a)	4,650	3,645,152
5.39%, 03/15/62 (Call 09/15/61)(a)	1,895	1,478,120

		7,476,716

Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	100	81,146
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)(b)	210	166,258
3.05%, 03/01/50 (Call 09/01/49)	307	214,636
5.70%, 05/15/41 (Call 11/15/40)	310	320,200
6.20%, 03/01/40(b)	287	307,221
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	676	444,081
3.05%, 04/01/50 (Call 10/01/49)	464	313,885
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	507	317,836
2.95%, 06/01/41 (Call 12/01/40)	275	203,501
3.90%, 03/01/35 (Call 09/01/34)	202	177,059
4.10%, 03/01/45 (Call 09/01/44)(b)	255	217,885
4.15%, 07/15/49 (Call 01/15/49)(b)	381	332,048

		3,095,756

Food — 1.9%
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(a)	335	258,399
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	317	214,017
4.80%, 03/15/48 (Call 09/15/47)	483	428,906
Cencosud SA, 6.63%, 02/12/45 (Call 08/12/44)(a)(b)	215	213,387
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	790	736,480
5.40%, 11/01/48 (Call 05/01/48)	754	686,719
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	368	258,794
4.15%, 02/15/43 (Call 08/15/42)(b)	110	94,362
4.55%, 04/17/38 (Call 10/17/37)	249	224,052
4.70%, 04/17/48 (Call 10/17/47)(b)	167	152,687
5.40%, 06/15/40	583	579,977
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	290	224,011
4.70%, 11/10/47 (Call 05/10/47)(a)	344	296,755
4.88%, 06/27/44(a)(b)	290	254,668
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)(b)	29	19,441
3.13%, 11/15/49 (Call 05/15/49)	330	244,227
3.38%, 08/15/46 (Call 02/15/46)	295	223,834
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	347	241,494
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)	211	156,024
6.63%, 04/15/37(b)	169	170,567

Security	Par (000)	Value

Food (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)(a)(b)	$780	$553,898
5.75%, 04/01/33 (Call 01/01/33)(a)(b)	620	578,286
6.50%, 12/01/52 (Call 06/01/52)(a)(b)	1,140	1,083,462
JM Smucker Co. (The)
2.75%, 09/15/41 (Call 03/15/41)	105	72,835
3.55%, 03/15/50 (Call 09/15/49)	310	223,173
4.25%, 03/15/35(b)	335	302,383
4.38%, 03/15/45(b)	294	248,065
Kellogg Co., 4.50%, 04/01/46(b)	433	371,303
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	405	403,230
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,745	1,424,589
4.63%, 10/01/39 (Call 04/01/39)	325	285,777
4.88%, 10/01/49 (Call 04/01/49)	1,078	950,305
5.00%, 07/15/35 (Call 01/15/35)(b)	390	374,146
5.00%, 06/04/42	1,095	993,509
5.20%, 07/15/45 (Call 01/15/45)	1,150	1,059,678
5.50%, 06/01/50 (Call 12/01/49)	550	527,409
6.50%, 02/09/40(b)	535	562,490
6.88%, 01/26/39	225	245,360
7.13%, 08/01/39(a)	620	683,382
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	350	266,056
3.95%, 01/15/50 (Call 07/15/49)	460	357,748
4.45%, 02/01/47 (Call 08/01/46)	619	517,505
4.65%, 01/15/48 (Call 07/15/47)	330	282,417
5.00%, 04/15/42 (Call 10/15/41)	364	329,065
5.15%, 08/01/43 (Call 02/01/43)	185	169,421
5.40%, 07/15/40 (Call 01/15/40)	440	418,694
5.40%, 01/15/49 (Call 07/15/48)	326	309,436
6.90%, 04/15/38	375	407,372
Mars Inc.
2.38%, 07/16/40 (Call 01/16/40)(a)(b)	510	351,488
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	377	232,741
3.60%, 04/01/34 (Call 01/01/34)(a)	240	208,675
3.88%, 04/01/39 (Call 10/01/38)(a)	544	461,108
3.95%, 04/01/44 (Call 10/01/43)(a)(b)	318	262,160
3.95%, 04/01/49 (Call 10/01/48)(a)	705	584,251
4.13%, 04/01/54 (Call 10/01/53)(a)	375	310,085
4.20%, 04/01/59 (Call 10/01/58)(a)	427	349,399
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)(b)	185	150,973
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	743	467,737
Nestle Holdings Inc.
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	367	255,348
2.63%, 09/14/51 (Call 03/14/51)(a)	421	277,669
3.90%, 09/24/38 (Call 03/24/38)(a)	921	814,156
4.00%, 09/24/48 (Call 03/24/48)(a)	1,068	914,810
4.70%, 01/15/53 (Call 07/15/52)(a)(b)	750	716,847
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	595	391,385
3.30%, 02/15/50 (Call 08/15/49)	374	256,469
4.45%, 03/15/48 (Call 09/15/47)	364	300,544
4.50%, 04/01/46 (Call 10/01/45)	336	278,813
4.85%, 10/01/45 (Call 04/01/45)	324	284,155
5.38%, 09/21/35	230	223,584
6.60%, 04/01/40 (Call 10/01/39)	285	303,985
6.60%, 04/01/50 (Call 10/01/49)	753	826,297

216	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Tesco PLC, 6.15%, 11/15/37(a)	$280	$271,247
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	572	478,448
4.88%, 08/15/34 (Call 02/15/34)(b)	255	242,706
5.10%, 09/28/48 (Call 03/28/48)	1,100	995,252
5.15%, 08/15/44 (Call 02/15/44)	308	279,912

		31,170,039

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	280	233,361
5.50%, 11/02/47 (Call 05/02/47)(b)	335	284,666
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	315	269,325
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	759	640,252
4.40%, 08/15/47 (Call 02/15/47)	441	373,124
4.80%, 06/15/44 (Call 12/15/43)	611	544,074
5.00%, 09/15/35 (Call 03/15/35)	185	175,037
5.15%, 05/15/46 (Call 11/15/45)(b)	170	155,272
6.00%, 11/15/41 (Call 05/15/41)	508	514,491
Stora Enso OYJ, 7.25%, 04/15/36(a)	200	204,444
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)	743	742,777

		4,136,823

Gas — 1.0%
APA Infrastructure Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	254	233,923
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	312	204,014
3.38%, 09/15/49 (Call 03/15/49)	275	203,649
4.13%, 10/15/44 (Call 04/15/44)	490	409,863
4.13%, 03/15/49 (Call 09/15/48)	307	255,996
4.15%, 01/15/43 (Call 07/15/42)	357	301,025
4.30%, 10/01/48 (Call 04/01/48)	446	384,548
5.50%, 06/15/41 (Call 12/15/40)	325	321,884
5.75%, 10/15/52 (Call 04/15/52)	360	377,388
Boston Gas Co., 4.49%, 02/15/42(a)	380	316,719
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	409	316,287
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	217	171,478
4.50%, 03/10/46 (Call 09/10/45)(a)	317	250,565
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)(b)	191	156,233
5.85%, 01/15/41 (Call 07/15/40)	253	256,892
6.63%, 11/01/37(b)	200	205,727
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)(b)	300	271,314
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)(b)	457	293,734
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(a)	275	191,054
5.82%, 04/01/41(a)	410	396,714
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	410	468,627
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	200	215,318
Nakilat Inc., 6.07%, 12/31/33(a)(b)	178	185,745
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	401	312,507
4.38%, 05/15/47 (Call 11/15/46)	565	472,238
4.80%, 02/15/44 (Call 08/15/43)	410	363,493
5.00%, 06/15/52 (Call 12/15/51)	400	365,435
5.25%, 02/15/43 (Call 08/15/42)	499	474,771
5.65%, 02/01/45 (Call 08/01/44)	216	211,904
5.80%, 02/01/42 (Call 08/01/41)	260	251,085
5.95%, 06/15/41 (Call 12/15/40)	306	308,066

Security	Par (000)	Value

Gas (continued)
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	$249	$213,362
4.66%, 02/01/44 (Call 08/01/43)	411	366,504
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	286	194,792
3.64%, 11/01/46 (Call 05/01/46)	165	117,390
4.10%, 09/18/34 (Call 03/18/34)	220	191,017
4.65%, 08/01/43 (Call 02/01/43)(b)	190	164,589
5.05%, 05/15/52 (Call 11/15/51)	315	288,366
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	330	256,785
4.45%, 03/15/44 (Call 09/15/43)	235	194,441
5.13%, 11/15/40	304	285,326
6.35%, 11/15/52 (Call 05/15/52)	415	454,164
Series KK, 5.75%, 11/15/35(b)	225	225,669
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	295	235,260
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	334	273,581
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	294	227,773
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)(b)	296	222,128
4.40%, 06/01/43 (Call 12/01/42)	290	238,336
4.40%, 05/30/47 (Call 11/30/46)	396	320,724
5.88%, 03/15/41 (Call 09/15/40)	391	394,155
6.00%, 10/01/34	165	163,051
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	250	167,700
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	131	83,294
3.80%, 09/29/46 (Call 03/29/46)(b)	195	138,604
4.15%, 06/01/49 (Call 12/01/48)	248	190,403
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	195	158,553
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	245	170,229
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	338	252,856
Series K, 3.80%, 09/15/46 (Call 03/15/46)	297	227,724

		15,564,972

Hand & Machine Tools — 0.1%
Regal Rexnord Corp., 6.40%, 04/15/33 (Call 01/15/33)(a)(b)	25	24,599
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(b)	247	181,153
4.10%, 03/01/48 (Call 09/01/47)	368	317,269
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	369	220,962
4.85%, 11/15/48 (Call 05/15/48)(b)	282	243,750
5.20%, 09/01/40(b)	585	546,831

		1,534,564

Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)(b)	929	923,693
4.75%, 04/15/43 (Call 10/15/42)(b)	273	263,997
4.90%, 11/30/46 (Call 05/30/46)	2,119	2,083,255
5.30%, 05/27/40	628	646,178
6.00%, 04/01/39	385	425,126
6.15%, 11/30/37(b)	504	562,243
Alcon Finance Corp.
3.80%, 09/23/49 (Call 03/23/49)(a)(b)	319	243,938
5.75%, 12/06/52 (Call 06/06/52)(a)(b)	355	360,620
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(b)	500	304,565
3.50%, 08/15/46 (Call 02/15/46)	499	345,829

S C H E D U L E O F I N V E S T M E N T S	217

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.50%, 06/15/43 (Call 12/15/42)(b)	$75	$60,020
6.25%, 12/01/37	125	125,025
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	235	212,512
4.70%, 03/01/49 (Call 09/01/48)(b)	349	316,776
6.75%, 11/15/35	320	352,108
7.38%, 01/15/40	325	383,199
Covidien International Finance SA, 6.55%, 10/15/37	295	327,301
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(b)	739	471,904
2.80%, 12/10/51 (Call 06/10/51)(b)	715	472,725
4.38%, 09/15/45 (Call 03/15/45)	370	325,739
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	688	547,652
3.40%, 11/15/49 (Call 05/15/49)(b)	653	493,616
GE Healthcare Holding LLC, 6.38%, 11/22/52 (Call 05/22/52)(a)	740	798,480
Koninklijke Philips NV
5.00%, 03/15/42	299	271,366
6.88%, 03/11/38(b)	651	717,905
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(b)	50	42,309
4.38%, 03/15/35(b)	1,219	1,155,085
4.63%, 03/15/45	1,175	1,096,246
PerkinElmer Inc., 3.63%, 03/15/51 (Call 09/15/50)	153	105,675
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)	481	345,604
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(b)	395	266,291
4.10%, 04/01/43 (Call 10/01/42)	392	324,929
4.38%, 05/15/44 (Call 11/15/43)	260	222,367
4.63%, 03/15/46 (Call 09/15/45)	600	532,838
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	835	602,578
4.10%, 08/15/47 (Call 02/15/47)	507	444,819
5.30%, 02/01/44 (Call 08/01/43)	353	353,579
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	189	157,768
4.45%, 08/15/45 (Call 02/15/45)	189	152,688
5.75%, 11/30/39	229	224,161

		18,062,709

Health Care - Services — 4.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	182	119,981
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	340	246,974
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	248	182,772
4.27%, 08/15/48 (Call 02/15/48)	208	182,622
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	145	99,502
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	653	491,722
4.13%, 11/15/42 (Call 05/15/42)	394	320,011
4.50%, 05/15/42 (Call 11/15/41)	378	326,942
4.75%, 03/15/44 (Call 09/15/43)	217	189,886
6.63%, 06/15/36(b)	536	576,040
6.75%, 12/15/37	514	550,386
AHS Hospital Corp.
5.02%, 07/01/45	305	299,616
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	315	204,806

Security	Par (000)	Value

Health Care - Services (continued)
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	$185	$119,732
4.81%, 11/15/45 (Call 05/15/45)(b)	175	163,114
Series 2019, 3.89%, 04/15/49	256	207,263
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	560	485,128
Ascension Health
3.95%, 11/15/46	584	496,366
4.85%, 11/15/53	365	357,485
Series B, 3.11%, 11/15/39 (Call 05/15/39)	494	386,744
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	215	158,843
2.91%, 01/01/51 (Call 07/01/50)	250	168,497
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	174	124,429
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	168	143,144
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	10	6,098
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	340	255,802
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	176	142,939
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	380	313,802
4.19%, 11/15/45 (Call 05/15/45)	398	345,992
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	388	261,645
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	210	137,580
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	199	149,803
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	176	122,765
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	222	157,569
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	265	164,424
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)(b)	172	149,739
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	200	127,289
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44(b)	131	117,310
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	275	180,253
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	204	134,602
City of Hope
Series 2013, 5.62%, 11/15/43	232	230,920
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(b)	254	214,288
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	250	225,018
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	418	315,693
3.91%, 10/01/50 (Call 04/01/50)	447	340,400
4.19%, 10/01/49 (Call 04/01/49)	487	388,965
4.35%, 11/01/42	244	205,712
6.46%, 11/01/52 (Call 05/01/52)(b)	50	56,068
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	223	146,391
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	329	238,927
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	209	171,458
Dignity Health 4.50%, 11/01/42(b)	201	172,948

218	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.27%, 11/01/64(b)	$80	$74,426
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	418	352,890
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	773	534,114
3.60%, 03/15/51 (Call 09/15/50)	944	702,417
3.70%, 09/15/49 (Call 03/15/49)	792	596,882
4.38%, 12/01/47 (Call 06/01/47)	1,114	947,469
4.55%, 03/01/48 (Call 09/01/47)	611	527,818
4.63%, 05/15/42	591	533,109
4.65%, 01/15/43(b)	632	566,327
4.65%, 08/15/44 (Call 02/15/44)	627	552,660
4.85%, 08/15/54 (Call 02/15/54)	125	104,149
5.10%, 01/15/44	402	379,031
5.13%, 02/15/53 (Call 08/15/52)	200	189,627
5.85%, 01/15/36(b)	240	246,070
5.95%, 12/15/34	295	307,699
6.10%, 10/15/52 (Call 04/15/52)	590	631,788
6.38%, 06/15/37	190	201,249
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(b)	145	112,069
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)(b)	120	115,391
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	300	255,371
4.50%, 07/01/57 (Call 01/01/57)	205	183,516
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	265	188,054
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	369	245,668
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	215	154,453
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	1,051	684,405
4.38%, 03/15/42 (Call 09/15/41)(a)	415	332,560
4.63%, 03/15/52 (Call 09/15/51)(a)	1,355	1,066,030
5.13%, 06/15/39 (Call 12/15/38)	753	669,828
5.25%, 06/15/49 (Call 12/15/48)	1,010	871,127
5.50%, 06/15/47 (Call 12/15/46)	1,045	939,788
7.50%, 11/06/33	50	53,526
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	365	256,373
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	180	146,365
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	384	301,027
4.63%, 12/01/42 (Call 06/01/42)	542	471,392
4.80%, 03/15/47 (Call 09/14/46)	333	292,538
4.95%, 10/01/44 (Call 04/01/44)	611	547,777
8.15%, 06/15/38	179	211,107
Indiana University Health Inc. Obligated Group 3.97%, 11/01/48 (Call 05/01/48)	414	347,465
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	80	53,947
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	200	168,413
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	265	198,303
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	189	141,243
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(b)	476	398,235
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	1,044	918,452
4.88%, 04/01/42(b)	639	624,203
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	877	652,134

Security	Par (000)	Value

Health Care - Services (continued)
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	$730	$535,411
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	730	507,488
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	583	497,868
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	142	114,499
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	89	63,296
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	399	280,430
Mayo Clinic
3.77%, 11/15/43	15	12,621
Series 2013, 4.00%, 11/15/47	100	86,302
Series 2016, 4.13%, 11/15/52	365	310,745
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	341	231,226
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	231	201,694
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(b)	245	178,286
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	137	103,096
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	133,452
5.00%, 07/01/42(b)	411	406,885
Series 2015, 4.20%, 07/01/55	335	286,372
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	50	34,377
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	360	233,133
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	198	140,010
Montefiore Obligated Group
4.29%, 09/01/50	135	81,388
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	258	191,072
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	180	138,364
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	219	178,035
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	274	216,075
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	405	279,080
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(b)	196	115,468
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	195	180,794
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	185	126,508
2.61%, 08/01/60 (Call 02/01/60)(b)	155	90,122
3.56%, 08/01/36	175	147,481
4.02%, 08/01/45(b)	310	265,042
4.06%, 08/01/56(b)	198	165,938
4.76%, 08/01/2116	180	155,905
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	250	180,411
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	222	167,579
3.98%, 11/01/46 (Call 11/01/45)	345	269,229
4.26%, 11/01/47 (Call 11/01/46)(b)	554	457,943
6.15%, 11/01/43	195	203,345
Northwestern Memorial Healthcare Obligated Group,
Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	154	99,813
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	250	189,277
3.17%, 11/01/51 (Call 05/01/51)	412	290,407
3.32%, 11/01/61 (Call 05/01/61)(b)	311	216,184
4.37%, 11/01/43	195	168,241

S C H E D U L E O F I N V E S T M E N T S	219

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(b)	$199	$127,148
NYU Langone Hospitals
5.75%, 07/01/43(b)	80	83,929
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	130	92,418
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	185	191,314
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	300	220,280
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	145	105,338
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	170	122,341
4.09%, 10/01/48 (Call 04/01/48)	175	142,674
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	252	230,161
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	270	184,743
Piedmont Healthcare Inc.
2.86%, 01/01/52 (Call 07/01/51)	239	156,013
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	295	203,462
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	150	144,117
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	535	318,133
Series A, 3.93%, 10/01/48 (Call 04/01/48)(b)	425	343,735
Series I, 3.74%, 10/01/47	180	140,616
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)	135	128,069
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	168	142,780
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	195	134,871
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(a)(b)	1,350	887,052
4.00%, 11/28/44 (Call 05/28/44)(a)	471	399,867
7.00%, 03/01/39(a)	680	809,092
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	179	136,615
3.95%, 07/01/46 (Call 07/01/45)	175	144,167
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	305	199,096
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	165	112,029
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)(b)	90	55,962
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	165	151,661
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	237	165,800
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)(b)	388	316,542
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	173	122,448
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	168	138,629
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	145	108,672
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	296	211,736
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	105	62,059
4.33%, 11/15/55	210	183,803
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	240	232,801
Trinity Health Corp.
4.13%, 12/01/45(b)	355	307,511
Series 2019, 3.43%, 12/01/48(b)	163	127,273
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	256	181,994

Security	Par (000)	Value

Health Care - Services (continued)
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	$105	$102,167
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)(b)	735	535,206
2.90%, 05/15/50 (Call 11/15/49)	916	620,447
3.05%, 05/15/41 (Call 11/15/40)	1,002	752,919
3.13%, 05/15/60 (Call 11/15/59)	585	396,538
3.25%, 05/15/51 (Call 11/15/50)	1,302	932,459
3.50%, 08/15/39 (Call 02/15/39)	843	688,447
3.70%, 08/15/49 (Call 02/15/49)	875	685,849
3.75%, 10/15/47 (Call 04/15/47)	580	463,432
3.88%, 08/15/59 (Call 02/15/59)	906	706,248
3.95%, 10/15/42 (Call 04/15/42)	412	352,548
4.20%, 01/15/47 (Call 07/15/46)	485	419,044
4.25%, 03/15/43 (Call 09/15/42)	502	441,606
4.25%, 04/15/47 (Call 10/15/46)	491	425,376
4.25%, 06/15/48 (Call 12/15/47)	708	612,722
4.38%, 03/15/42 (Call 09/15/41)	460	410,587
4.45%, 12/15/48 (Call 06/15/48)	615	546,382
4.63%, 07/15/35	152	145,618
4.63%, 11/15/41 (Call 05/15/41)	499	461,600
4.75%, 07/15/45	1,390	1,306,000
4.75%, 05/15/52 (Call 11/15/51)	1,515	1,391,091
4.95%, 05/15/62 (Call 11/15/61)	695	654,126
5.70%, 10/15/40 (Call 04/15/40)	349	364,972
5.80%, 03/15/36	598	626,000
5.88%, 02/15/53 (Call 08/15/52)	1,345	1,450,867
5.95%, 02/15/41 (Call 08/15/40)	363	385,093
6.05%, 02/15/63 (Call 08/15/62)(b)	1,090	1,192,953
6.50%, 06/15/37	521	577,728
6.63%, 11/15/37	531	598,218
6.88%, 02/15/38(b)	550	637,001
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	185	130,528
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	155	102,007
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)(b)	300	275,377
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	273	175,687
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	215	132,005

		68,021,581

Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)	60	59,665
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(a)	805	605,041
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)	470	556,173
JAB Holdings BV
3.75%, 05/28/51 (Call 11/28/50)(a)	409	260,366
4.50%, 04/08/52 (Call 10/08/51)(a)	280	204,458
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)	545	352,431

		2,038,134

Home Builders — 0.1%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	250	143,912
6.00%, 01/15/43 (Call 10/15/42)	341	288,291

220	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
PulteGroup Inc.
6.00%, 02/15/35	$280	$273,783
6.38%, 05/15/33(b)	228	230,623

		936,609

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	373	264,182
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	336	264,129
4.60%, 05/15/50 (Call 11/15/49)(b)	356	289,277
5.15%, 03/01/43(b)	186	163,578

		981,166

Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)(b)	364	293,155
5.00%, 06/15/52 (Call 12/15/51)(b)	380	362,160
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)(b)	186	130,550
3.20%, 07/30/46 (Call 01/30/46)	428	317,907
3.70%, 06/01/43	180	139,083
3.90%, 05/04/47 (Call 11/04/46)	270	224,681
5.30%, 03/01/41	275	278,483
6.63%, 08/01/37	425	493,636
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(a)	325	264,271
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	235	194,305
4.75%, 10/15/46 (Call 04/15/46)(a)	535	482,631
4.80%, 09/01/40(a)	450	412,253

		3,593,115

Insurance — 5.2%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	146	116,948
4.75%, 01/15/49 (Call 07/15/48)(b)	318	291,559
6.45%, 08/15/40	336	352,538
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)(b)	930	699,865
4.50%, 03/16/46 (Call 09/16/45)(a)	345	306,391
4.88%, 03/11/44(a)	282	265,824
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	200	143,164
4.90%, 09/15/44 (Call 03/15/44)	129	120,717
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	377	300,904
4.20%, 12/15/46 (Call 06/15/46)	433	361,339
4.50%, 06/15/43	292	259,914
5.35%, 06/01/33(b)	163	164,846
5.55%, 05/09/35	392	404,699
5.95%, 04/01/36(b)	390	412,910
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(d)	270	260,701
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	320	264,323
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)(b)	165	144,527
4.38%, 06/30/50 (Call 12/30/49)	775	653,504
4.50%, 07/16/44 (Call 01/16/44)(b)	385	333,804
4.75%, 04/01/48 (Call 10/01/47)	784	698,575
4.80%, 07/10/45 (Call 01/10/45)	590	526,764
6.25%, 05/01/36	435	457,468
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)	277	184,186
Aon Corp., 6.25%, 09/30/40	370	383,925

Security	Par (000)	Value

Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)(b)	$439	$284,683
3.90%, 02/28/52 (Call 08/28/51)	670	515,554
Aon Global Ltd.
4.25%, 12/12/42	195	153,722
4.45%, 05/24/43 (Call 02/24/43)	240	190,783
4.60%, 06/14/44 (Call 03/14/44)	409	356,857
4.75%, 05/15/45 (Call 11/15/44)	179	158,542
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	260	231,278
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	743	534,288
7.35%, 05/01/34	330	373,133
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	255	231,804
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	140	90,430
3.50%, 05/20/51 (Call 11/20/50)	612	434,188
5.75%, 03/02/53 (Call 09/02/52)	104	103,379
Assurant Inc., 6.75%, 02/15/34	128	132,649
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (Call 12/15/36)	15	13,875
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	400	275,413
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	405	257,553
3.95%, 05/25/51 (Call 11/25/50)	366	255,705
AXIS Specialty Finance PLC, 5.15%, 04/01/45	188	160,210
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	616	386,972
2.85%, 10/15/50 (Call 04/15/50)(b)	1,171	790,632
3.85%, 03/15/52 (Call 09/15/51)	1,770	1,428,986
4.20%, 08/15/48 (Call 02/15/48)	1,591	1,406,083
4.25%, 01/15/49 (Call 07/15/48)	1,240	1,102,186
4.30%, 05/15/43	351	316,758
4.40%, 05/15/42(b)	567	522,755
5.75%, 01/15/40(b)	394	422,537
Berkshire Hathaway Inc., 4.50%, 02/11/43	761	704,932
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	165	108,800
4.70%, 06/22/47 (Call 12/22/46)	626	486,901
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	450	378,843
Chubb Corp. (The)
6.00%, 05/11/37	775	831,682
Series 1, 6.50%, 05/15/38	430	484,186
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	445	303,184
3.05%, 12/15/61 (Call 06/15/61)	670	438,200
4.15%, 03/13/43(b)	270	234,030
4.35%, 11/03/45 (Call 05/03/45)	885	791,060
6.70%, 05/15/36	165	182,564
Cincinnati Financial Corp., 6.13%, 11/01/34(b)	325	341,352
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)(a)	320	263,762
4.40%, 04/05/52 (Call 10/05/51)(a)	850	677,585
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)(b)	482	312,433
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	1,005	888,163
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	670	434,568
3.50%, 10/15/50 (Call 04/15/50)	715	503,793
4.87%, 06/01/44(b)	290	258,873

S C H E D U L E O F I N V E S T M E N T S	221

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(a)(d)	$185	$181,559
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(a)(b)(d)	195	178,627
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 1.374%)(a)(d)	360	282,128
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)	260	156,428
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	301	254,812
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	513	413,249
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/70 (Call 07/22/69)(a)(b)	189	130,542
4.85%, 01/24/77(a)(b)	225	188,070
4.88%, 06/19/64(a)(b)	446	400,213
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	340	219,763
3.60%, 08/19/49 (Call 02/19/49)	437	326,977
4.30%, 04/15/43	209	173,358
4.40%, 03/15/48 (Call 09/15/47)	339	286,341
5.95%, 10/15/36(b)	325	333,344
6.10%, 10/01/41	331	339,149
6.63%, 03/30/40	205	216,894
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(a)	200	141,897
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	280	187,358
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)(b)	991	719,126
3.95%, 05/15/60 (Call 11/15/59)(a)	344	238,343
4.85%, 08/01/44(a)(b)	95	80,912
5.50%, 06/15/52 (Call 12/15/51)(a)(b)	665	623,135
6.50%, 03/15/35(a)	470	475,196
6.50%, 05/01/42(a)	280	279,286
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	205	230,225
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	151	117,623
4.38%, 06/15/50 (Call 12/15/49)(b)	236	182,278
6.30%, 10/09/37(b)	266	265,734
7.00%, 06/15/40(b)	438	470,025
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)(b)	230	190,454
6.00%, 02/01/35(b)	421	445,005
Manulife Financial Corp., 5.38%, 03/04/46	410	408,773
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(a)	485	346,503
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	465	318,660
4.15%, 09/17/50 (Call 03/17/50)	345	267,180
4.30%, 11/01/47 (Call 05/01/47)	279	222,032
5.00%, 03/30/43(b)	195	170,031
5.00%, 04/05/46	295	258,985
5.00%, 05/20/49 (Call 11/20/48)	348	310,620
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)	230	151,752
4.20%, 03/01/48 (Call 09/01/47)	415	347,780
4.35%, 01/30/47 (Call 07/30/46)	366	311,784
4.75%, 03/15/39 (Call 09/15/38)	350	325,663
4.90%, 03/15/49 (Call 09/15/48)	856	790,567
5.88%, 08/01/33(b)	375	395,327
6.25%, 11/01/52 (Call 05/01/52)(b)	280	310,770

Security	Par (000)	Value

Insurance (continued)
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	$340	$212,409
3.38%, 04/15/50(a)	254	184,734
3.73%, 10/15/70(a)	561	385,257
4.50%, 04/15/65(a)	220	172,165
4.90%, 04/01/77(a)	254	220,102
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(a)(d)	295	260,449
5.38%, 12/01/41(a)(b)	391	367,313
5.67%, 12/01/52 (Call 06/01/52)(a)	460	465,262
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)(b)	370	397,962
MetLife Inc.
4.05%, 03/01/45	628	525,443
4.13%, 08/13/42	523	446,088
4.60%, 05/13/46 (Call 11/13/45)	507	453,471
4.72%, 12/15/44	407	370,197
4.88%, 11/13/43	847	792,133
5.00%, 07/15/52 (Call 01/15/52)	770	737,739
5.25%, 01/15/54 (Call 07/15/53)	770	753,479
5.70%, 06/15/35(b)	709	743,230
5.88%, 02/06/41	580	603,324
6.38%, 06/15/34	852	951,895
6.40%, 12/15/66 (Call 12/15/31)(b)	713	715,588
9.25%, 04/08/68 (Call 04/08/33)(a)	215	259,683
10.75%, 08/01/69 (Call 08/01/34)(b)	291	395,003
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)	65	66,145
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(a)(b)(d)	105	96,396
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)	659	489,733
5.30%, 11/18/44(a)	314	275,844
6.75%, 05/15/87(b)	135	132,975
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)(b)	814	635,757
4.95%, 04/22/44(a)	212	181,105
7.88%, 04/01/33(a)	185	206,737
9.38%, 08/15/39(a)(b)	601	807,522
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	623	490,143
4.45%, 05/15/69 (Call 11/15/68)(a)	560	470,314
5.88%, 05/15/33(a)	700	727,294
6.75%, 11/15/39(a)	760	858,628
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)	650	470,623
3.63%, 09/30/59 (Call 03/30/59)(a)	805	569,362
3.85%, 09/30/47 (Call 03/30/47)(a)	765	605,416
6.06%, 03/30/40(a)(b)	867	899,847
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	200	185,291
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	490	349,852
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)	160	116,409
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(a)(d)	495	385,373
9.25%, 06/15/39(a)(b)	185	245,024
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)	400	281,564
5.13%, 01/30/43(a)(b)	235	218,719

222	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.40%, 09/15/52 (Call 03/15/52)(a)	$490	$478,468
6.60%, 09/15/33(a)(b)	570	611,600
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	315	214,097
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)(b)	150	122,156
4.35%, 05/15/43	268	220,641
4.63%, 09/15/42	237	201,396
6.05%, 10/15/36(b)	321	329,898
Progressive Corp. (The)
3.70%, 01/26/45	255	199,330
3.70%, 03/15/52 (Call 09/15/51)	435	345,091
3.95%, 03/26/50 (Call 09/26/49)	313	255,902
4.13%, 04/15/47 (Call 10/15/46)	598	509,586
4.20%, 03/15/48 (Call 09/15/47)	416	355,725
4.35%, 04/25/44	193	166,056
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	345	255,624
3.70%, 03/13/51 (Call 09/13/50)	1,024	782,527
3.91%, 12/07/47 (Call 06/07/47)	586	462,607
3.94%, 12/07/49 (Call 06/07/49)	589	467,377
4.35%, 02/25/50 (Call 08/25/49)	649	551,342
4.42%, 03/27/48 (Call 09/27/47)	280	240,071
4.60%, 05/15/44	513	465,116
5.70%, 12/14/36(b)	541	563,723
5.75%, 07/15/33(b)	227	238,331
6.63%, 12/01/37	370	407,525
6.63%, 06/21/40	299	326,426
Securian Financial Group Inc., 4.80%, 04/15/48(a)	210	171,407
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	162	145,611
Sompo International Holdings Ltd., 7.00%, 07/15/34	180	188,659
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	895	640,541
4.27%, 05/15/47 (Call 11/15/46)(a)	1,435	1,228,560
4.90%, 09/15/44(a)(b)	982	904,873
6.85%, 12/16/39(a)	840	929,551
Transatlantic Holdings Inc., 8.00%, 11/30/39	364	454,178
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(b)	304	193,535
3.05%, 06/08/51 (Call 12/08/50)	505	351,975
3.75%, 05/15/46 (Call 11/15/45)	252	199,435
4.00%, 05/30/47 (Call 11/30/46)	544	454,518
4.05%, 03/07/48 (Call 09/07/47)	401	335,933
4.10%, 03/04/49 (Call 09/04/48)	316	266,779
4.30%, 08/25/45 (Call 02/25/45)	260	225,119
4.60%, 08/01/43(b)	274	248,061
5.35%, 11/01/40	605	613,181
6.25%, 06/15/37	717	800,570
6.75%, 06/20/36	237	269,305
Travelers Property Casualty Corp., 6.38%, 03/15/33(b)	275	303,316
Trinity Acquisition PLC, 6.13%, 08/15/43	219	210,515
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	400	286,647
4.50%, 12/15/49 (Call 06/15/49)	295	218,126
5.75%, 08/15/42	330	309,093
Voya Financial Inc.
4.80%, 06/15/46	138	114,700
5.70%, 07/15/43(b)	240	227,400

Security	Par (000)	Value

Insurance (continued)
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	$235	$148,258
3.55%, 03/30/52 (Call 09/30/51)	173	123,332
4.00%, 05/12/50 (Call 11/12/49)	377	294,964
4.75%, 08/01/44(b)	235	209,664
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	270	273,048
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)	330	225,855
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	285	260,615
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	321	232,389
5.05%, 09/15/48 (Call 03/15/48)	188	162,539
WR Berkley Corp., 6.25%, 02/15/37(b)	250	261,378
XLIT Ltd.
5.25%, 12/15/43	225	221,445
5.50%, 03/31/45	321	311,128

		83,495,556

Internet — 1.7%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	643	421,708
3.15%, 02/09/51 (Call 08/09/50)	680	436,992
3.25%, 02/09/61 (Call 08/09/60)	570	352,123
4.00%, 12/06/37 (Call 06/06/37)	477	394,581
4.20%, 12/06/47 (Call 06/06/47)	1,232	960,734
4.40%, 12/06/57 (Call 06/06/57)	520	406,238
4.50%, 11/28/34 (Call 05/28/34)	250	226,243
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)(b)	779	518,212
2.05%, 08/15/50 (Call 02/15/50)	1,673	1,012,371
2.25%, 08/15/60 (Call 02/15/60)	1,259	730,259
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)(b)	1,596	1,024,041
2.70%, 06/03/60 (Call 12/03/59)	1,348	827,589
2.88%, 05/12/41 (Call 11/12/40)	1,272	948,145
3.10%, 05/12/51 (Call 11/12/50)	2,226	1,594,909
3.25%, 05/12/61 (Call 11/12/60)	1,237	856,890
3.88%, 08/22/37 (Call 02/22/37)	1,703	1,504,297
3.95%, 04/13/52 (Call 10/13/51)(b)	1,745	1,465,069
4.05%, 08/22/47 (Call 02/22/47)	2,154	1,860,716
4.10%, 04/13/62 (Call 10/13/61)	1,065	881,023
4.25%, 08/22/57 (Call 02/22/57)(b)	1,395	1,206,694
4.80%, 12/05/34 (Call 06/05/34)(b)	674	673,979
4.95%, 12/05/44 (Call 06/05/44)	1,086	1,064,594
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	570	410,286
4.00%, 07/15/42 (Call 01/15/42)	701	556,420
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	208	159,972
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	1,785	1,480,195
4.65%, 08/15/62 (Call 02/15/62)	990	822,638
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(a)	715	433,065
4.03%, 08/03/50 (Call 02/03/50)(a)	737	466,144
4.99%, 01/19/52 (Call 07/19/51)(a)	435	313,907
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(a)	1,252	805,331
3.29%, 06/03/60 (Call 12/03/59)(a)	533	324,443
3.68%, 04/22/41 (Call 10/22/40)(a)	442	331,251
3.84%, 04/22/51 (Call 10/22/50)(a)	955	686,751

S C H E D U L E O F I N V E S T M E N T S	223

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.93%, 01/19/38 (Call 07/19/37)(a)	$655	$527,783
3.94%, 04/22/61 (Call 10/22/60)(a)(b)	590	413,175
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	366	297,481

		27,396,249

Iron & Steel — 0.3%
ArcelorMittal SA
6.75%, 03/01/41	365	359,665
7.00%, 10/15/39(b)	530	539,245
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	408	263,616
3.85%, 04/01/52 (Call 10/01/51)(b)	405	318,822
4.40%, 05/01/48 (Call 11/01/47)(b)	300	256,795
5.20%, 08/01/43 (Call 02/01/43)(b)	242	233,186
6.40%, 12/01/37	150	163,359
Reliance Steel & Aluminum Co., 6.85%, 11/15/36	295	306,738
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	332	223,891
Vale Overseas Ltd.
6.88%, 11/21/36	1,000	1,024,296
6.88%, 11/10/39	905	924,159
8.25%, 01/17/34	400	463,422
Vale SA, 5.63%, 09/11/42	166	159,808

		5,237,002

Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	210	152,654
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)(b)	204	159,085

		311,739

Lodging — 0.0%
Marriott International Inc./MD
4.50%, 10/01/34 (Call 04/01/34)	200	174,858
Series II, 2.75%, 10/15/33 (Call 07/15/33)	252	196,894

		371,752

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	350	308,590
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	678	516,862
3.25%, 04/09/50 (Call 10/09/49)(b)	893	684,903
3.80%, 08/15/42	1,043	889,575
4.30%, 05/15/44 (Call 11/15/43)(b)	231	212,820
4.75%, 05/15/64 (Call 11/15/63)	275	259,466
5.20%, 05/27/41	617	628,135
5.30%, 09/15/35	197	199,053
6.05%, 08/15/36	508	554,945
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	250	182,925
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	323	233,570
3.75%, 04/15/50 (Call 10/15/49)(b)	515	439,242
3.90%, 06/09/42 (Call 12/09/41)(b)	885	782,250
Dover Corp.
5.38%, 10/15/35(b)	295	293,311
5.38%, 03/01/41 (Call 12/01/40)	267	259,794
6.60%, 03/15/38	160	175,836
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	502	372,884
3.36%, 02/15/50 (Call 08/15/49)(b)	550	390,310
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	305	187,822
4.20%, 03/01/49 (Call 09/01/48)	439	386,209
6.25%, 12/01/37	50	53,875

Security	Par (000)	Value

Machinery (continued)
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	$295	$246,250

		8,258,627

Manufacturing — 0.8%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(b)	399	272,622
3.25%, 08/26/49 (Call 02/26/49)(b)	759	527,690
3.63%, 10/15/47 (Call 04/15/47)(b)	421	316,479
3.70%, 04/15/50 (Call 10/15/49)(b)	278	215,288
3.88%, 06/15/44	150	118,922
4.00%, 09/14/48 (Call 03/14/48)(b)	689	552,531
5.70%, 03/15/37(b)	420	425,894
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	235	191,496
4.15%, 03/15/33 (Call 12/15/32)	270	248,763
4.15%, 11/02/42	785	668,504
4.70%, 08/23/52 (Call 02/23/52)(b)	497	451,864
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(b)	425	392,709
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	627	527,252
4.50%, 03/11/44	475	412,297
5.88%, 01/14/38	335	346,735
6.15%, 08/07/37(b)	421	428,158
6.88%, 01/10/39(b)	215	241,781
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	499	431,148
4.88%, 09/15/41 (Call 03/15/41)	545	533,549
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	479	384,363
4.10%, 03/01/47 (Call 09/01/46)	350	289,966
4.20%, 11/21/34 (Call 05/21/34)	227	206,064
4.45%, 11/21/44 (Call 05/21/44)	287	251,959
6.25%, 05/15/38	345	362,360
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	1,265	945,141
3.30%, 09/15/46(a)	919	699,273
4.20%, 03/16/47(a)	825	741,136
4.40%, 05/27/45(a)	1,048	958,039

		12,141,983

Media — 4.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	1,012	662,183
3.50%, 03/01/42 (Call 09/01/41)	960	619,508
3.70%, 04/01/51 (Call 10/01/50)(b)	1,279	782,070
3.85%, 04/01/61 (Call 10/01/60)	1,245	733,239
3.90%, 06/01/52 (Call 12/01/51)	1,623	1,025,622
3.95%, 06/30/62 (Call 12/30/61)	995	596,741
4.40%, 04/01/33 (Call 01/01/33)(b)	135	115,469
4.40%, 12/01/61 (Call 06/01/61)	978	637,184
4.80%, 03/01/50 (Call 09/01/49)	1,902	1,390,099
5.13%, 07/01/49 (Call 01/01/49)	952	732,200
5.25%, 04/01/53 (Call 10/01/52)	820	641,223
5.38%, 04/01/38 (Call 10/01/37)	604	505,307
5.38%, 05/01/47 (Call 11/01/46)	1,620	1,290,579
5.50%, 04/01/63 (Call 10/01/62)	690	536,332
5.75%, 04/01/48 (Call 10/01/47)	1,671	1,395,516
6.38%, 10/23/35 (Call 04/23/35)	1,238	1,188,326
6.48%, 10/23/45 (Call 04/23/45)	2,360	2,135,205
6.83%, 10/23/55 (Call 04/23/55)	385	362,095

224	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	$981	$581,901
2.65%, 08/15/62 (Call 02/15/62)(b)	613	353,679
2.80%, 01/15/51 (Call 07/15/50)	1,186	756,575
2.89%, 11/01/51 (Call 05/01/51)	3,202	2,073,593
2.94%, 11/01/56 (Call 05/01/56)	3,991	2,503,251
2.99%, 11/01/63 (Call 05/01/63)	2,502	1,529,090
3.20%, 07/15/36 (Call 01/15/36)	735	591,310
3.25%, 11/01/39 (Call 05/01/39)	815	635,453
3.40%, 07/15/46 (Call 01/15/46)	922	680,366
3.45%, 02/01/50 (Call 08/01/49)	1,315	962,119
3.75%, 04/01/40 (Call 10/01/39)	1,154	945,130
3.90%, 03/01/38 (Call 09/01/37)	876	751,297
3.97%, 11/01/47 (Call 05/01/47)	1,324	1,068,681
4.00%, 08/15/47 (Call 02/15/47)	642	521,208
4.00%, 03/01/48 (Call 09/01/47)(b)	677	544,210
4.00%, 11/01/49 (Call 05/01/49)	1,378	1,110,018
4.05%, 11/01/52 (Call 05/01/52)	678	544,508
4.20%, 08/15/34 (Call 02/15/34)	686	628,955
4.40%, 08/15/35 (Call 02/25/35)	512	473,385
4.60%, 10/15/38 (Call 04/15/38)	733	675,970
4.60%, 08/15/45 (Call 02/15/45)	555	491,380
4.65%, 07/15/42	471	434,751
4.70%, 10/15/48 (Call 04/15/48)	1,225	1,105,795
4.75%, 03/01/44(b)	310	283,556
4.95%, 10/15/58 (Call 04/15/58)(b)	537	497,556
5.65%, 06/15/35	690	715,426
6.40%, 03/01/40	125	135,166
6.45%, 03/15/37	435	476,758
6.50%, 11/15/35(b)	542	599,792
6.55%, 07/01/39	100	109,681
6.95%, 08/15/37(b)	280	318,452
7.05%, 03/15/33	337	383,813
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(a)	490	307,073
3.60%, 06/15/51 (Call 12/15/50)(a)	377	266,057
4.50%, 06/30/43 (Call 12/30/42)(a)	346	283,863
4.60%, 08/15/47 (Call 02/15/47)(a)	150	124,442
4.70%, 12/15/42(a)	236	198,286
4.80%, 02/01/35 (Call 08/01/34)(a)	369	329,880
8.38%, 03/01/39(a)	565	688,138
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	1,139	736,508
4.65%, 05/15/50 (Call 11/15/49)	652	478,154
4.88%, 04/01/43	385	300,986
4.95%, 05/15/42	346	273,071
5.00%, 09/20/37 (Call 03/20/37)	215	182,893
5.20%, 09/20/47 (Call 03/20/47)(b)	880	700,742
5.30%, 05/15/49 (Call 11/15/48)	535	429,170
6.35%, 06/01/40(b)	474	445,458
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	988	907,946
5.58%, 01/25/49 (Call 07/25/48)	1,067	971,484
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)(b)	322	279,686
5.25%, 05/24/49 (Call 11/24/48)	60	55,216
6.13%, 01/31/46 (Call 06/30/45)	510	509,929
6.63%, 01/15/40(b)	851	890,006
NBCUniversal Media LLC
4.45%, 01/15/43	534	466,640

Security	Par (000)	Value

Media (continued)
5.95%, 04/01/41	$546	$573,251
6.40%, 04/30/40	320	348,591
Paramount Global
4.38%, 03/15/43	928	646,215
4.60%, 01/15/45 (Call 07/15/44)	380	273,487
4.85%, 07/01/42 (Call 01/01/42)	317	237,275
4.90%, 08/15/44 (Call 02/15/44)	395	291,519
4.95%, 05/19/50 (Call 11/19/49)(b)	708	524,183
5.25%, 04/01/44 (Call 10/01/43)	245	189,569
5.50%, 05/15/33(b)	371	333,534
5.85%, 09/01/43 (Call 03/01/43)	801	673,553
5.90%, 10/15/40 (Call 04/15/40)(b)	205	180,892
6.88%, 04/30/36	743	737,834
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	255	274,312
Thomson Reuters Corp.
5.50%, 08/15/35(b)	285	276,721
5.65%, 11/23/43 (Call 05/23/43)(b)	180	169,646
5.85%, 04/15/40	560	543,527
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	635	713,217
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(b)	773	576,844
5.50%, 09/01/41 (Call 03/01/41)	937	788,828
5.88%, 11/15/40 (Call 05/15/40)(b)	845	746,222
6.55%, 05/01/37	974	932,836
6.75%, 06/15/39	1,054	1,012,637
7.30%, 07/01/38	1,035	1,037,324
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	505	356,564
3.70%, 12/01/42	452	365,171
4.13%, 06/01/44	822	707,514
4.38%, 08/16/41(b)	305	271,312
Series E, 4.13%, 12/01/41	390	338,060
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	1,514	1,008,901
3.50%, 05/13/40 (Call 11/13/39)	1,330	1,074,790
3.60%, 01/13/51 (Call 07/13/50)	2,010	1,557,679
3.80%, 05/13/60 (Call 11/13/59)	413	323,193
4.63%, 03/23/40 (Call 09/23/39)(b)	480	448,438
4.70%, 03/23/50 (Call 09/23/49)(b)	1,380	1,291,349
4.75%, 09/15/44 (Call 03/15/44)(b)	519	479,566
4.75%, 11/15/46 (Call 05/15/46)(b)	384	353,695
4.95%, 10/15/45 (Call 04/15/45)	412	390,600
5.40%, 10/01/43	430	432,247
6.15%, 03/01/37	190	203,237
6.15%, 02/15/41(b)	545	592,952
6.20%, 12/15/34	571	622,181
6.40%, 12/15/35	209	230,891
6.55%, 03/15/33(b)	66	72,864
6.65%, 11/15/37	626	709,529
7.75%, 12/01/45	235	294,125

		72,864,226

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	116	97,958
4.20%, 06/15/35 (Call 12/15/34)	206	189,621
4.38%, 06/15/45 (Call 12/15/44)(b)	301	268,520
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	315	271,387
5.25%, 10/01/54 (Call 04/01/54)	227	197,493

		1,024,979

S C H E D U L E O F I N V E S T M E N T S	225

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 1.6%
Anglo American Capital PLC
3.95%, 09/10/50 (Call 03/10/50)(a)(b)	$394	$295,242
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	530	438,411
Barrick Gold Corp., 6.45%, 10/15/35	250	262,607
Barrick International Barbados Corp., 6.35%, 10/15/36(a)	390	403,023
Barrick North America Finance LLC
5.70%, 05/30/41	650	647,379
5.75%, 05/01/43	510	513,115
7.50%, 09/15/38	295	333,859
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	698	719,442
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	711	620,707
5.00%, 09/30/43	1,668	1,617,900
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51 (Call 07/15/50)(a)	370	253,325
3.70%, 01/30/50 (Call 07/30/49)(a)	1,730	1,261,568
4.25%, 07/17/42(a)	430	352,826
4.38%, 02/05/49 (Call 08/05/48)(a)	808	666,286
4.50%, 08/01/47 (Call 02/01/47)(a)	962	799,908
4.88%, 11/04/44(a)	630	563,112
5.63%, 09/21/35(a)	100	101,949
5.63%, 10/18/43(a)(b)	545	526,946
6.15%, 10/24/36(a)(b)	313	328,391
Freeport Indonesia PT, 6.20%, 04/14/52 (Call 10/14/51)(a)	247	217,351
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)(b)	532	500,748
5.45%, 03/15/43 (Call 09/15/42)(b)	1,354	1,222,437
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)	435	336,037
Glencore Canada Corp., 6.20%, 06/15/35	275	274,770
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	200	185,222
6.00%, 11/15/41(a)(b)	343	336,963
6.90%, 11/15/37(a)	585	632,164
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	225	151,062
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	225	166,359
Indonesia Asahan Aluminium Persero PT
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	330	288,588
6.76%, 11/15/48(a)(b)	264	255,926
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(a)	283	228,535
5.65%, 09/12/49 (Call 03/12/49)(a)	210	190,688
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)(b)	202	207,685
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	625	469,041
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	123	94,311
5.75%, 11/15/41(a)	524	495,820
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)(b)	643	585,709
5.45%, 06/09/44 (Call 12/09/43)	240	230,546
5.88%, 04/01/35(b)	454	461,270
6.25%, 10/01/39	759	795,241
Rio Tinto Alcan Inc.
5.75%, 06/01/35(b)	441	451,218
6.13%, 12/15/33	616	664,106
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	805	530,401
5.20%, 11/02/40	843	840,936

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	$444	$385,894
4.75%, 03/22/42 (Call 09/22/41)	198	186,254
Southern Copper Corp.
5.25%, 11/08/42	620	579,731
5.88%, 04/23/45(b)	895	900,187
6.75%, 04/16/40	739	803,752
7.50%, 07/27/35	730	827,637
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	245	217,229
5.40%, 02/01/43 (Call 08/01/42)(b)	220	201,128
6.00%, 08/15/40 (Call 02/15/40)(b)	290	281,635
6.13%, 10/01/35	125	125,562
6.25%, 07/15/41 (Call 01/15/41)	242	242,503

		26,270,642

Oil & Gas — 5.6%
BG Energy Capital PLC, 5.13%, 10/15/41(a)(b)	820	780,931
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	991	639,249
2.94%, 06/04/51 (Call 12/04/50)(b)	1,512	1,003,629
3.00%, 02/24/50 (Call 08/24/49)	1,316	891,838
3.00%, 03/17/52 (Call 09/17/51)	824	553,252
3.06%, 06/17/41 (Call 12/17/40)	880	651,209
3.07%, 03/30/50 (Call 09/30/49)	410	370,036
3.38%, 02/08/61 (Call 08/08/60)	1,425	982,849
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)(b)	400	347,647
5.85%, 02/01/35	321	308,978
6.25%, 03/15/38	781	787,128
6.45%, 06/30/33	247	250,960
6.50%, 02/15/37	332	331,187
6.75%, 02/01/39	287	298,236
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	485	343,423
5.25%, 06/15/37 (Call 12/15/36)	141	129,094
5.40%, 06/15/47 (Call 12/15/46)	646	581,538
6.75%, 11/15/39	649	678,290
6.80%, 09/15/37	433	444,657
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	255	190,149
3.08%, 05/11/50 (Call 11/11/49)	775	558,222
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	638	396,881
5.25%, 11/15/43 (Call 05/15/43)	270	270,177
6.00%, 03/01/41 (Call 09/01/40)	210	228,937
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)	250	233,217
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	470	328,547
4.25%, 05/09/43(b)	220	184,422
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	371,461
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	365	300,636
CNOOC Petroleum North America ULC
5.88%, 03/10/35(b)	562	570,881
6.40%, 05/15/37(b)	445	475,374
7.50%, 07/30/39	410	487,345
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	400	425,897
ConocoPhillips, 4.88%, 10/01/47 (Call 04/01/47)(b)	70	65,267
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	490	400,291

226	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.80%, 03/15/52 (Call 09/15/51)	$975	$774,074
4.03%, 03/15/62 (Call 09/15/61)(b)	1,594	1,261,679
4.30%, 11/15/44 (Call 05/15/44)(b)	683	593,030
5.90%, 05/15/38	75	78,400
5.95%, 03/15/46 (Call 09/15/45)	170	181,007
6.50%, 02/01/39(b)	880	991,694
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	440	329,271
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	309	257,010
5.00%, 06/15/45 (Call 12/15/44)	421	356,611
5.60%, 07/15/41 (Call 01/15/41)	1,041	959,915
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	525	394,588
4.40%, 03/24/51 (Call 09/24/50)(b)	617	478,667
6.25%, 03/15/53 (Call 09/15/52)	670	658,608
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)	331	253,719
Eni SpA, 5.70%, 10/01/40(a)	315	288,454
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	293	258,581
4.95%, 04/15/50 (Call 10/15/49)(b)	478	459,716
5.10%, 01/15/36 (Call 07/15/35)	235	228,557
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	751	556,557
3.63%, 04/06/40 (Call 10/06/39)	398	327,534
3.70%, 04/06/50 (Call 10/06/49)	874	703,744
3.95%, 05/15/43	624	528,053
4.25%, 11/23/41	415	369,803
4.80%, 11/08/43	621	591,738
5.10%, 08/17/40	528	524,350
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	568	436,021
3.10%, 08/16/49 (Call 02/16/49)	993	713,066
3.45%, 04/15/51 (Call 10/15/50)(b)	1,875	1,430,046
3.57%, 03/06/45 (Call 09/06/44)	663	524,154
4.11%, 03/01/46 (Call 09/01/45)	1,688	1,441,325
4.23%, 03/19/40 (Call 09/19/39)	1,438	1,291,697
4.33%, 03/19/50 (Call 09/19/49)	1,874	1,663,481
Hess Corp.
5.60%, 02/15/41	1,053	983,541
5.80%, 04/01/47 (Call 10/01/46)(b)	188	177,718
6.00%, 01/15/40	580	569,562
7.13%, 03/15/33	345	370,723
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(a)	200	149,354
5.75%, 04/19/47(a)	400	318,904
6.38%, 10/24/48(a)	1,340	1,123,745
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	263	221,582
6.60%, 10/01/37(b)	547	544,808
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	295	236,163
4.75%, 09/15/44 (Call 03/15/44)	471	391,692
5.00%, 09/15/54 (Call 03/15/54)	398	335,327
5.85%, 12/15/45 (Call 06/15/45)	184	169,750
6.50%, 03/01/41 (Call 09/01/40)	843	871,627
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	323	338,643
Ovintiv Inc.
6.50%, 08/15/34(b)	430	430,626

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 02/01/38	$350	$343,236
6.63%, 08/15/37	360	358,085
Pertamina Persero PT
4.15%, 02/25/60 (Call 08/25/59)(a)(b)	460	323,152
4.18%, 01/21/50 (Call 07/21/49)(a)	555	421,055
4.70%, 07/30/49(a)	431	350,384
5.63%, 05/20/43(a)	1,005	932,241
6.00%, 05/03/42(a)	669	645,936
6.45%, 05/30/44(a)	1,043	1,053,533
6.50%, 05/27/41(a)	300	303,189
6.50%, 11/07/48(a)	414	418,162
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(a)	770	539,026
4.50%, 03/18/45(a)	982	884,667
4.55%, 04/21/50 (Call 10/21/49)(a)	1,664	1,497,395
4.80%, 04/21/60 (Call 10/21/59)(a)	725	668,924
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	680	469,326
4.65%, 11/15/34 (Call 05/15/34)	623	581,388
4.68%, 02/15/45 (Call 08/15/44)(a)	315	274,720
4.88%, 11/15/44 (Call 05/15/44)	1,170	1,064,789
4.90%, 10/01/46 (Call 04/01/46)(a)	413	364,203
5.88%, 05/01/42(b)	874	907,399
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)(b)	585	403,277
Qatar Energy
3.13%, 07/12/41 (Call 01/12/41)(a)	1,965	1,493,204
3.30%, 07/12/51 (Call 01/12/51)(a)	2,500	1,821,875
Reliance Industries Ltd.
3.63%, 01/12/52(a)	1,565	1,095,119
3.75%, 01/12/62(a)	440	296,583
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(a)	1,278	870,292
3.50%, 11/24/70 (Call 05/24/70)(a)	1,555	1,020,858
4.25%, 04/16/39(a)	2,093	1,839,642
4.38%, 04/16/49(a)	1,818	1,531,592
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	400	294,064
3.00%, 11/26/51 (Call 05/26/51)	685	474,204
3.13%, 11/07/49 (Call 05/07/49)	963	690,201
3.25%, 04/06/50 (Call 10/06/49)	1,345	988,300
3.63%, 08/21/42	388	316,430
3.75%, 09/12/46	869	690,481
4.00%, 05/10/46	1,473	1,223,495
4.13%, 05/11/35	853	784,970
4.38%, 05/11/45	1,836	1,623,577
4.55%, 08/12/43	862	786,916
5.50%, 03/25/40	731	751,959
6.38%, 12/15/38	1,803	2,001,227
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	345	303,797
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	620	596,163
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)	250	255,672
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)	550	471,130
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(a)	400	334,162
4.25%, 04/12/47(a)	450	389,096
Sinopec Group Overseas Development 2018 Ltd.
3.35%, 05/13/50 (Call 11/13/49)(a)	290	211,840
3.44%, 11/12/49 (Call 05/12/49)(a)	200	148,389

S C H E D U L E O F I N V E S T M E N T S	227

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.68%, 08/08/49 (Call 02/08/49)(a)	$273	$213,685
4.60%, 09/12/48(a)	323	293,774
Sinopec Group Overseas Development Ltd., 4.25%, 05/03/46	200	174,444
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(b)	252	185,305
4.00%, 11/15/47 (Call 05/15/47)	349	272,736
5.95%, 12/01/34	440	436,714
6.50%, 06/15/38	978	1,004,521
6.80%, 05/15/38	710	756,768
6.85%, 06/01/39(b)	525	560,159
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(b)	466	281,599
3.75%, 06/18/50(a)	390	246,485
4.88%, 01/23/43(a)	35	27,883
5.38%, 11/20/48(a)	375	309,548
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	655	487,541
3.13%, 05/29/50 (Call 11/29/49)	1,709	1,223,018
3.39%, 06/29/60 (Call 12/29/59)	572	410,366
3.46%, 07/12/49 (Call 01/12/49)	676	515,421
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	641	454,599
4.00%, 06/01/52 (Call 12/01/51)(b)	365	275,262
4.90%, 03/15/45(b)	271	242,149
6.63%, 06/15/37	1,184	1,256,150
XTO Energy Inc., 6.75%, 08/01/37	125	140,912

		88,879,114

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(b)	934	877,571
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)(b)	824	652,409
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)(b)	257	214,662
4.75%, 08/01/43 (Call 02/01/43)	619	533,139
4.85%, 11/15/35 (Call 05/15/35)	654	609,598
5.00%, 11/15/45 (Call 05/15/45)(b)	1,281	1,131,910
6.70%, 09/15/38	605	649,726
7.45%, 09/15/39	710	806,426
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	762	553,565

		6,029,006

Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	660	431,329
4.05%, 12/15/49 (Call 06/15/49)	145	114,258
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)(b)	305	299,099
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)(b)	355	286,380

		1,131,066

Pharmaceuticals — 6.2%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)(b)	2,520	2,125,550
4.25%, 11/21/49 (Call 05/21/49)	3,772	3,140,955
4.30%, 05/14/36 (Call 11/14/35)(b)	660	593,547
4.40%, 11/06/42	1,765	1,530,577
4.45%, 05/14/46 (Call 11/14/45)	1,379	1,181,502
4.50%, 05/14/35 (Call 11/14/34)	1,613	1,497,183
4.55%, 03/15/35 (Call 09/15/34)	1,102	1,024,866
4.63%, 10/01/42 (Call 04/01/42)	282	250,065
4.70%, 05/14/45 (Call 11/14/44)	1,796	1,589,971
4.75%, 03/15/45 (Call 09/15/44)	614	549,619

Security	Par (000)	Value

Pharmaceuticals (continued)
4.85%, 06/15/44 (Call 12/15/43)	$740	$672,745
4.88%, 11/14/48 (Call 05/14/48)	1,182	1,083,465
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)(b)	257	213,487
4.30%, 12/15/47 (Call 06/15/47)	299	252,356
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	255	151,702
3.00%, 05/28/51 (Call 11/28/50)	506	363,758
4.00%, 09/18/42(b)	813	709,513
4.38%, 11/16/45	652	592,347
4.38%, 08/17/48 (Call 02/17/48)(b)	346	314,039
6.45%, 09/15/37	1,728	1,953,164
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	240	175,652
4.20%, 07/15/34 (Call 01/15/34)(a)	233	200,775
4.40%, 07/15/44 (Call 01/15/44)(a)	514	411,142
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	686	597,643
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	210	163,136
4.70%, 07/15/64 (Call 01/15/64)(a)	460	363,415
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,345	1,167,190
5.50%, 07/30/35(a)(b)	170	163,913
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	470	362,945
4.67%, 06/06/47 (Call 12/06/46)	1,187	1,042,946
4.69%, 12/15/44 (Call 06/15/44)	675	598,738
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	722	493,677
2.55%, 11/13/50 (Call 05/13/50)	1,055	671,171
3.25%, 08/01/42	466	359,188
3.55%, 03/15/42 (Call 09/15/41)	715	580,979
3.70%, 03/15/52 (Call 09/15/51)	1,365	1,078,971
3.90%, 03/15/62 (Call 09/15/61)	740	579,062
4.13%, 06/15/39 (Call 12/15/38)	1,313	1,171,804
4.25%, 10/26/49 (Call 04/26/49)	2,486	2,146,525
4.35%, 11/15/47 (Call 05/15/47)	875	769,952
4.50%, 03/01/44 (Call 09/01/43)	55	49,948
4.55%, 02/20/48 (Call 08/20/47)	888	808,765
4.63%, 05/15/44 (Call 11/15/43)	551	508,504
5.00%, 08/15/45 (Call 02/15/45)	310	302,148
5.88%, 11/15/36	165	173,263
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)(b)	306	244,321
4.50%, 11/15/44 (Call 05/15/44)	243	200,670
4.60%, 03/15/43	208	175,911
4.90%, 09/15/45 (Call 03/15/45)	439	381,384
Cigna Group (The)
3.20%, 03/15/40 (Call 09/15/39)	592	442,988
3.40%, 03/15/50 (Call 09/15/49)	936	656,481
3.40%, 03/15/51 (Call 09/15/50)	1,090	764,534
3.88%, 10/15/47 (Call 04/15/47)	709	541,804
4.80%, 08/15/38 (Call 02/15/38)	1,593	1,467,256
4.80%, 07/15/46 (Call 01/16/46)	890	786,033
4.90%, 12/15/48 (Call 06/15/48)	1,864	1,676,480
5.38%, 02/15/42 (Call 08/15/41)	241	223,829
6.13%, 11/15/41	174	184,513
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)(b)	904	610,704
4.13%, 04/01/40 (Call 10/01/39)	825	677,011
4.25%, 04/01/50 (Call 10/01/49)	568	454,295
4.78%, 03/25/38 (Call 09/25/37)	3,413	3,100,498

228	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.88%, 07/20/35 (Call 01/20/35)	$339	$318,525
5.05%, 03/25/48 (Call 09/25/47)	5,356	4,807,011
5.13%, 07/20/45 (Call 01/20/45)	2,427	2,191,792
5.30%, 12/05/43 (Call 06/05/43)	483	450,236
5.63%, 02/21/53 (Call 08/21/52)	600	580,658
6.13%, 09/15/39	448	456,134
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(b)	862	541,464
2.50%, 09/15/60 (Call 03/15/60)(b)	506	306,880
3.70%, 03/01/45 (Call 09/01/44)	311	262,817
3.95%, 05/15/47 (Call 11/15/46)	110	97,263
3.95%, 03/15/49 (Call 09/15/48)	355	314,462
4.15%, 03/15/59 (Call 09/15/58)	444	388,599
4.88%, 02/27/53 (Call 08/27/52)	405	404,321
4.95%, 02/27/63 (Call 08/27/62)	135	134,212
5.55%, 03/15/37(b)	255	269,712
5.95%, 11/15/37(b)	215	230,188
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	250	216,598
5.38%, 04/15/34(b)	616	633,561
6.38%, 05/15/38	1,928	2,178,295
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	799	548,015
2.25%, 09/01/50 (Call 03/01/50)(b)	739	469,253
2.45%, 09/01/60 (Call 03/01/60)	762	467,100
3.40%, 01/15/38 (Call 07/15/37)	682	580,205
3.50%, 01/15/48 (Call 07/15/47)	393	323,964
3.55%, 03/01/36 (Call 09/01/35)	634	560,607
3.63%, 03/03/37 (Call 09/03/36)	997	880,507
3.70%, 03/01/46 (Call 09/01/45)	1,168	984,558
3.75%, 03/03/47 (Call 09/03/46)	885	753,728
4.38%, 12/05/33 (Call 06/05/33)	618	610,489
4.50%, 09/01/40	427	410,634
4.50%, 12/05/43 (Call 06/05/43)	199	193,056
4.85%, 05/15/41	221	218,383
4.95%, 05/15/33(b)	336	352,049
5.85%, 07/15/38	562	624,075
5.95%, 08/15/37	630	700,499
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	305	276,567
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	201	180,344
5.90%, 11/01/39	385	400,800
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	729	507,141
2.45%, 06/24/50 (Call 12/24/49)	788	501,433
2.75%, 12/10/51 (Call 06/10/51)(b)	1,345	899,402
2.90%, 12/10/61 (Call 06/10/61)	1,060	679,965
3.60%, 09/15/42 (Call 03/15/42)(b)	468	382,122
3.70%, 02/10/45 (Call 08/10/44)	896	737,467
3.90%, 03/07/39 (Call 09/07/38)	722	631,964
4.00%, 03/07/49 (Call 09/07/48)	968	826,971
4.15%, 05/18/43	815	727,869
6.50%, 12/01/33	425	480,830
6.55%, 09/15/37	485	553,542
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	185	194,970
5.85%, 06/30/39	250	259,005
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	529	404,014
5.40%, 11/29/43 (Call 05/29/43)	360	291,433

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(b)	$801	$556,430
3.70%, 09/21/42	675	571,268
4.00%, 11/20/45 (Call 05/20/45)(b)	728	635,976
4.40%, 05/06/44	1,135	1,052,694
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	725	523,948
2.70%, 05/28/50 (Call 11/28/49)	808	551,861
3.90%, 03/15/39 (Call 09/15/38)	603	525,920
4.00%, 12/15/36	188	171,983
4.00%, 03/15/49 (Call 09/15/48)	904	783,705
4.10%, 09/15/38 (Call 03/15/38)	516	466,240
4.13%, 12/15/46	971	854,345
4.20%, 09/15/48 (Call 03/15/48)	654	583,087
4.30%, 06/15/43	399	363,700
4.40%, 05/15/44	695	642,311
5.60%, 09/15/40	408	428,089
7.20%, 03/15/39	1,686	2,052,497
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	1,071	784,505
3.18%, 07/09/50 (Call 01/09/50)	1,425	974,527
3.38%, 07/09/60 (Call 01/09/60)	689	460,700
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	689	536,112
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	1,053	718,193
4.00%, 06/22/50 (Call 12/22/49)	1,370	883,673
Wyeth LLC
5.95%, 04/01/37	1,363	1,461,324
6.00%, 02/15/36	448	478,913
6.50%, 02/01/34	635	707,161
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	425	289,257
3.95%, 09/12/47 (Call 03/12/47)	286	229,391
4.45%, 08/20/48 (Call 02/20/48)	287	248,965
4.70%, 02/01/43 (Call 08/01/42)	800	721,576

		98,974,615

Pipelines — 4.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	1,216	1,108,080
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	591	492,145
3.40%, 01/15/38 (Call 07/15/37)(a)(b)	315	263,450
3.70%, 01/15/39 (Call 07/15/38)(a)	554	453,576
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	312	247,148
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(a)	105	84,523
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	370	298,711
6.38%, 08/01/37(a)	50	50,190
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)(b)	200	198,010
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)(b)	220	206,358
6.45%, 11/03/36(a)(b)	315	319,873
6.75%, 09/15/37(a)(b)	285	299,068
Eastern Gas Transmission and Storage Inc.
3.90%, 11/15/49 (Call 05/15/49)	253	185,960
4.60%, 12/15/44 (Call 06/15/44)	171	142,777
4.80%, 11/01/43 (Call 05/01/43)	178	153,323

S C H E D U L E O F I N V E S T M E N T S	229

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EIG Pearl Holdings Sarl
3.55%, 08/31/36(a)	$200	$167,235
4.39%, 11/30/46(a)	605	457,683
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	468	440,432
7.38%, 10/15/45 (Call 04/15/45)	357	404,377
Series B, 7.50%, 04/15/38	200	223,366
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(b)	642	495,917
3.40%, 08/01/51 (Call 02/01/51)	620	427,098
4.00%, 11/15/49 (Call 05/15/49)(b)	337	259,295
4.50%, 06/10/44 (Call 12/10/43)(b)	364	304,087
5.50%, 12/01/46 (Call 05/29/46)	425	400,819
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	137	123,124
4.95%, 01/15/43 (Call 07/15/42)	275	224,437
5.00%, 05/15/44 (Call 11/15/43)	360	295,745
5.00%, 05/15/50 (Call 11/15/49)	1,347	1,103,786
5.15%, 02/01/43 (Call 08/01/42)	390	327,328
5.15%, 03/15/45 (Call 09/15/44)	727	610,096
5.30%, 04/01/44 (Call 10/01/43)	526	450,475
5.30%, 04/15/47 (Call 10/15/46)	596	505,897
5.35%, 05/15/45 (Call 11/15/44)	339	289,087
5.40%, 10/01/47 (Call 04/01/47)	959	824,487
5.95%, 10/01/43 (Call 04/01/43)	285	265,090
6.00%, 06/15/48 (Call 12/15/47)	729	670,471
6.05%, 06/01/41 (Call 12/01/40)(b)	415	397,650
6.10%, 02/15/42	250	231,573
6.13%, 12/15/45 (Call 06/15/45)	706	660,830
6.25%, 04/15/49 (Call 10/15/48)(b)	1,079	1,026,266
6.50%, 02/01/42 (Call 08/01/41)	671	668,947
6.63%, 10/15/36	381	387,347
6.85%, 02/15/40(b)	150	147,665
7.50%, 07/01/38	366	395,008
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	340	318,559
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	598	400,721
3.30%, 02/15/53 (Call 08/15/52)(b)	727	493,143
3.70%, 01/31/51 (Call 07/31/50)	769	565,637
3.95%, 01/31/60 (Call 07/31/59)	751	550,654
4.20%, 01/31/50 (Call 07/31/49)	864	693,443
4.25%, 02/15/48 (Call 08/15/47)	840	680,165
4.45%, 02/15/43 (Call 08/15/42)	706	602,275
4.80%, 02/01/49 (Call 08/01/48)	891	779,516
4.85%, 08/15/42 (Call 02/15/42)	485	434,789
4.85%, 03/15/44 (Call 09/15/43)	755	670,526
4.90%, 05/15/46 (Call 11/15/45)	693	607,398
4.95%, 10/15/54 (Call 04/15/54)	281	245,348
5.10%, 02/15/45 (Call 08/15/44)(b)	784	717,585
5.70%, 02/15/42	416	408,614
5.95%, 02/01/41(b)	455	460,254
6.13%, 10/15/39	395	412,601
6.45%, 09/01/40	410	433,645
7.55%, 04/15/38	277	311,796
Series D, 6.88%, 03/01/33	192	212,364
Series H, 6.65%, 10/15/34	226	240,935
Series J, 5.75%, 03/01/35(b)	75	73,961
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(a)	172	127,033
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	225	194,599

Security	Par (000)	Value

Pipelines (continued)
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(a)	$185	$156,081
2.63%, 03/31/36(a)(b)	757	598,270
2.94%, 09/30/40(a)	1,213	954,808
3.25%, 09/30/40(a)	640	486,856
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(a)	170	154,069
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	306	253,814
5.00%, 08/15/42 (Call 02/15/42)	555	474,409
5.00%, 03/01/43 (Call 09/01/42)	567	481,823
5.40%, 09/01/44 (Call 03/01/44)	355	318,216
5.50%, 03/01/44 (Call 09/01/43)	599	541,054
5.63%, 09/01/41	249	227,600
5.80%, 03/15/35	370	361,258
6.38%, 03/01/41	339	337,778
6.50%, 02/01/37	285	286,043
6.50%, 09/01/39(b)	388	392,947
6.55%, 09/15/40	349	349,405
6.95%, 01/15/38	805	857,726
7.30%, 08/15/33	283	307,168
7.50%, 11/15/40	350	382,465
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	347	219,838
3.60%, 02/15/51 (Call 08/15/50)	814	550,085
5.05%, 02/15/46 (Call 08/15/45)	552	465,770
5.20%, 03/01/48 (Call 09/01/47)	503	437,036
5.30%, 12/01/34 (Call 06/01/34)	744	697,785
5.45%, 08/01/52 (Call 02/01/52)(b)	585	522,280
5.55%, 06/01/45 (Call 12/01/44)	1,138	1,028,978
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	570	418,744
4.20%, 12/01/42 (Call 06/01/42)	186	135,796
4.20%, 03/15/45 (Call 09/15/44)	170	131,104
4.20%, 10/03/47 (Call 04/03/47)	368	280,965
4.25%, 09/15/46 (Call 03/15/46)	395	304,264
4.85%, 02/01/49 (Call 08/01/48)	378	318,514
5.15%, 10/15/43 (Call 04/15/43)	369	323,964
6.40%, 05/01/37(b)	200	198,802
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,127	961,571
4.70%, 04/15/48 (Call 10/15/47)	1,065	855,944
4.90%, 04/15/58 (Call 10/15/57)	453	360,865
4.95%, 03/14/52 (Call 09/14/51)	1,043	867,255
5.20%, 03/01/47 (Call 09/01/46)	640	551,720
5.20%, 12/01/47 (Call 06/01/47)	341	293,080
5.50%, 02/15/49 (Call 08/15/48)	1,056	948,187
5.65%, 03/01/53 (Call 09/01/52)	250	230,197
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(b)	443	478,969
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	246	169,652
4.10%, 09/15/42 (Call 03/15/42)(a)	290	225,186
4.30%, 01/15/49 (Call 07/15/48)(a)	497	402,128
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	411	310,561
4.50%, 03/15/50 (Call 09/15/49)	318	241,938
4.95%, 07/13/47 (Call 01/06/47)	479	393,773
5.20%, 07/15/48 (Call 01/15/48)	694	591,124
6.00%, 06/15/35(b)	344	328,852
7.15%, 01/15/51 (Call 07/15/50)	224	236,286

230	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	$448	$431,894
6.20%, 09/15/43 (Call 03/15/43)	239	230,198
6.65%, 10/01/36	325	328,930
6.85%, 10/15/37	513	532,618
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	289	211,796
4.70%, 06/15/44 (Call 12/15/43)	376	288,822
4.90%, 02/15/45 (Call 08/15/44)	408	321,174
5.15%, 06/01/42 (Call 12/01/41)	423	347,859
6.65%, 01/15/37	369	367,605
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	290	266,110
4.83%, 05/01/48 (Call 11/01/47)(a)(b)	174	154,866
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37 (Call 03/15/37)(a)	225	224,988
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	327	272,806
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	541	447,944
5.95%, 09/25/43 (Call 03/25/43)	300	294,865
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	555	443,935
6.25%, 07/01/52 (Call 01/01/52)	460	439,066
6.50%, 02/15/53 (Call 08/15/52)	413	406,102
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	100	109,494
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)	189	152,231
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	424	386,376
4.75%, 05/15/38 (Call 11/15/37)	259	231,701
4.88%, 05/15/48 (Call 11/15/47)	654	574,303
5.00%, 10/16/43 (Call 04/16/43)(b)	280	250,928
5.10%, 03/15/49 (Call 09/15/48)	608	552,133
5.60%, 03/31/34	365	357,500
5.85%, 03/15/36	585	579,589
6.10%, 06/01/40	455	460,328
6.20%, 10/15/37	621	641,004
7.25%, 08/15/38	635	706,328
7.63%, 01/15/39	965	1,113,443
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	415	321,544
4.45%, 08/01/42 (Call 02/01/42)	305	261,460
4.60%, 03/15/48 (Call 09/15/47)	365	312,264
5.40%, 08/15/41 (Call 02/15/41)	441	423,050
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	440	300,392
4.85%, 03/01/48 (Call 09/01/47)	556	477,449
4.90%, 01/15/45 (Call 07/15/44)(b)	314	269,003
5.10%, 09/15/45 (Call 03/15/45)	685	602,127
5.30%, 08/15/52 (Call 02/15/52)	490	442,709
5.40%, 03/04/44 (Call 09/04/43)	220	201,986
5.75%, 06/24/44 (Call 12/24/43)	428	408,033
5.80%, 11/15/43 (Call 05/15/43)	262	251,158
6.30%, 04/15/40	800	820,680

		67,946,165

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	195	174,100
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	205	188,990
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	409	374,268

Security	Par (000)	Value

Private Equity (continued)
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	$680	$596,995
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)	368	256,732
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)	621	419,504
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)	385	244,436

		2,255,025

Real Estate — 0.0%
Brookfield Asset Management Inc., 7.38%, 03/01/33(b)	74	79,855
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	99,589

		179,444

Real Estate Investment Trusts — 1.3%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)(b)	196	149,597
Alexandria Real Estate Equities Inc.
2.95%, 03/15/34 (Call 12/15/33)	390	314,080
3.00%, 05/18/51 (Call 11/18/50)	549	353,641
3.55%, 03/15/52 (Call 09/15/51)	685	490,677
4.00%, 02/01/50 (Call 08/01/49)	397	308,203
4.75%, 04/15/35 (Call 01/15/35)	175	165,449
4.85%, 04/15/49 (Call 10/15/48)	227	197,790
5.15%, 04/15/53 (Call 10/15/52)	830	770,158
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	190	123,499
4.30%, 04/15/52 (Call 10/15/51)	240	183,933
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)	790	476,737
3.10%, 06/15/50 (Call 12/15/49)	781	485,843
3.70%, 10/15/49 (Call 04/15/49)	529	369,237
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	181	140,607
4.15%, 07/01/47 (Call 01/01/47)	195	160,282
4.35%, 04/15/48 (Call 10/15/47)	268	224,382
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)(b)	660	481,969
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	160	114,739
Corporate Office Properties LP, 2.90%, 12/01/33 (Call 09/01/33)	248	175,043
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	1,026	697,358
3.25%, 01/15/51 (Call 07/15/50)	745	490,039
4.75%, 05/15/47 (Call 11/15/46)	143	121,085
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	202	153,098
4.15%, 07/01/50 (Call 01/01/50)	461	354,620
5.20%, 02/15/49 (Call 08/15/48)(b)	259	233,108
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	355	222,304
3.00%, 07/15/50 (Call 01/15/50)	321	204,908
3.40%, 02/15/52 (Call 08/15/51)	377	257,236
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)(b)	120	97,205
4.50%, 07/01/44 (Call 01/01/44)	459	404,595
4.50%, 06/01/45 (Call 12/01/44)	247	211,520
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	169	98,394
4.50%, 03/15/48 (Call 09/15/47)	190	157,082
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)	269	181,820
4.50%, 12/01/44 (Call 06/01/44)	307	246,359

S C H E D U L E O F I N V E S T M E N T S	231

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(a)	$194	$162,123
Healthpeak Properties Interim Inc., 6.75%, 02/01/41 (Call 08/01/40)	230	243,051
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34 (Call 10/15/33)	160	119,662
Kilroy Realty LP, 2.65%, 11/15/33 (Call 08/15/33)(b)	355	243,553
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	229	162,358
4.13%, 12/01/46 (Call 06/01/46)	286	213,637
4.25%, 04/01/45 (Call 10/01/44)	310	238,612
4.45%, 09/01/47 (Call 03/01/47)(b)	282	226,093
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)	170	110,597
National Retail Properties Inc.
3.00%, 04/15/52 (Call 10/15/51)	235	145,527
3.10%, 04/15/50 (Call 10/15/49)	224	143,396
3.50%, 04/15/51 (Call 01/15/50)	323	222,749
4.80%, 10/15/48 (Call 04/25/48)	236	201,550
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	458	327,380
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	329	185,321
3.00%, 04/15/50 (Call 10/15/49)(b)	559	380,093
3.05%, 03/01/50 (Call 09/01/49)	295	204,216
4.38%, 09/15/48 (Call 03/15/48)	189	165,185
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	240	175,032
4.65%, 03/15/47 (Call 09/15/46)	367	334,638
5.88%, 03/15/35(b)	160	161,541
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	337	269,905
4.65%, 03/15/49 (Call 09/15/48)	174	143,257
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)(b)	853	589,783
3.80%, 07/15/50 (Call 01/15/50)(b)	574	431,243
4.25%, 10/01/44 (Call 04/01/44)	181	146,689
4.25%, 11/30/46 (Call 05/30/46)	250	201,731
4.75%, 03/15/42 (Call 09/15/41)	365	321,056
6.75%, 02/01/40 (Call 11/01/39)	448	498,063
Trust Fibra Uno
6.39%, 01/15/50 (Call 07/28/49)(a)	465	363,086
6.95%, 01/30/44 (Call 07/30/43)(a)	445	384,925
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	275	199,234
2.10%, 06/15/33 (Call 03/15/33)	188	137,031
3.10%, 11/01/34 (Call 08/01/34)	125	99,382
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	105	84,073
4.88%, 04/15/49 (Call 10/15/48)	274	233,040
5.70%, 09/30/43 (Call 03/30/43)	204	191,772
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	510	451,782
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	345	237,303
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)(b)	327	230,956
Welltower Inc., 5.13%, 03/15/43 (Call 09/15/42)	215	185,415
Welltower OP LLC
4.95%, 09/01/48 (Call 03/01/48)	164	139,593
6.50%, 03/15/41 (Call 09/15/40)	330	340,285
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	90	75,598

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 03/09/52 (Call 09/09/51)	$260	$203,133
6.88%, 12/15/33	412	440,597
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)	264	198,673

		20,980,516

Retail — 2.9%
7-Eleven Inc.
2.50%, 02/10/41 (Call 09/10/40)(a)	598	390,443
2.80%, 02/10/51 (Call 08/10/50)(a)	829	515,623
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(a)	341	242,635
3.63%, 05/13/51 (Call 11/13/50)(a)	375	254,838
3.80%, 01/25/50 (Call 07/25/49)(a)(b)	348	249,187
4.50%, 07/26/47 (Call 01/26/47)(a)	335	266,713
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	330	243,276
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	185	138,808
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	184	151,309
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	450	298,761
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	404	321,786
5.50%, 11/01/52 (Call 05/01/52)(b)	295	288,363
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	217	145,272
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	887	531,760
2.75%, 09/15/51 (Call 03/15/51)(b)	630	411,298
3.13%, 12/15/49 (Call 06/15/49)	899	638,050
3.30%, 04/15/40 (Call 10/15/39)	896	713,523
3.35%, 04/15/50 (Call 10/15/49)(b)	1,110	823,245
3.50%, 09/15/56 (Call 03/15/56)(b)	555	415,071
3.63%, 04/15/52 (Call 10/15/51)	1,045	800,186
3.90%, 06/15/47 (Call 12/15/46)	732	606,551
4.20%, 04/01/43 (Call 10/01/42)	664	580,784
4.25%, 04/01/46 (Call 10/01/45)	1,104	954,589
4.40%, 03/15/45 (Call 09/15/44)	672	595,106
4.50%, 12/06/48 (Call 06/06/48)	1,016	912,699
4.88%, 02/15/44 (Call 08/15/43)	510	485,618
4.95%, 09/15/52 (Call 03/15/52)(b)	715	686,830
5.40%, 09/15/40 (Call 03/15/40)	437	442,241
5.88%, 12/16/36	1,792	1,917,584
5.95%, 04/01/41 (Call 10/01/40)	707	758,672
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	735	497,477
3.00%, 10/15/50 (Call 04/15/50)	1,264	803,220
3.50%, 04/01/51 (Call 10/01/50)(b)	406	284,473
3.70%, 04/15/46 (Call 10/15/45)	989	729,868
4.05%, 05/03/47 (Call 11/03/46)	962	747,526
4.25%, 04/01/52 (Call 10/01/51)	820	645,655
4.38%, 09/15/45 (Call 03/15/45)	379	308,670
4.45%, 04/01/62 (Call 10/01/61)	800	626,693
4.55%, 04/05/49 (Call 10/05/48)	607	501,759
4.65%, 04/15/42 (Call 10/15/41)	459	399,134
5.00%, 04/15/33 (Call 01/15/33)	100	96,255
5.00%, 04/15/40 (Call 10/15/39)	300	274,538
5.00%, 09/15/43 (Call 03/15/43)(b)	30	27,290
5.13%, 04/15/50 (Call 10/15/49)(b)	250	227,487
5.50%, 10/15/35(b)	445	432,592
5.63%, 04/15/53 (Call 10/15/52)(b)	940	899,736
5.80%, 10/15/36	100	98,021

232	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.80%, 09/15/62 (Call 03/15/62)	$735	$710,065
McDonald’s Corp.
3.63%, 05/01/43	346	269,574
3.63%, 09/01/49 (Call 03/01/49)	1,008	758,238
3.70%, 02/15/42	408	323,669
4.20%, 04/01/50 (Call 10/01/49)	469	389,644
4.45%, 03/01/47 (Call 09/01/46)	820	708,060
4.45%, 09/01/48 (Call 03/01/48)	651	567,188
4.60%, 05/26/45 (Call 11/26/44)	493	436,283
4.70%, 12/09/35 (Call 06/09/35)	246	232,850
4.88%, 07/15/40	334	311,755
4.88%, 12/09/45 (Call 06/09/45)	1,251	1,139,513
5.15%, 09/09/52 (Call 03/09/52)(b)	330	316,334
5.70%, 02/01/39	436	446,484
6.30%, 10/15/37	543	589,150
6.30%, 03/01/38	507	547,944
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	371	264,185
3.50%, 11/15/50 (Call 05/15/50)	901	654,150
3.75%, 12/01/47 (Call 06/01/47)	325	247,007
4.30%, 06/15/45 (Call 12/10/44)(b)	242	205,610
4.45%, 08/15/49 (Call 02/15/49)	683	581,689
4.50%, 11/15/48 (Call 05/15/48)	645	553,800
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)(b)	745	507,768
3.63%, 04/15/46	527	417,704
3.90%, 11/15/47 (Call 05/15/47)	488	398,812
4.00%, 07/01/42(b)	510	446,006
4.80%, 01/15/53 (Call 07/15/52)	490	457,886
6.50%, 10/15/37	380	425,225
7.00%, 01/15/38	555	644,709
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	193	172,737
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	259	235,068
Walgreen Co., 4.40%, 09/15/42	50	38,303
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	1,000	728,397
4.65%, 06/01/46 (Call 12/01/45)(b)	175	138,299
4.80%, 11/18/44 (Call 05/18/44)(b)	100	82,834
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	1,250	896,174
2.65%, 09/22/51 (Call 03/22/51)(b)	955	648,570
2.95%, 09/24/49 (Call 03/24/49)	385	279,651
3.63%, 12/15/47 (Call 06/15/47)	330	270,439
3.95%, 06/28/38 (Call 12/28/37)	630	571,395
4.00%, 04/11/43 (Call 10/11/42)	250	219,164
4.05%, 06/29/48 (Call 12/29/47)	1,190	1,048,890
4.30%, 04/22/44 (Call 10/22/43)(b)	245	220,984
4.50%, 09/09/52 (Call 03/09/52)	700	659,686
4.88%, 07/08/40	200	194,294
5.00%, 10/25/40	300	296,149
5.25%, 09/01/35	1,170	1,228,260
5.63%, 04/01/40(b)	365	387,266
5.63%, 04/15/41(b)	40	42,295
6.20%, 04/15/38	545	613,704
6.50%, 08/15/37	185	215,950

		46,121,026

Semiconductors — 2.4%
Advanced Micro Devices Inc., 4.39%, 06/01/52 (Call 12/01/51)	225	200,520

Security	Par (000)	Value

Semiconductors (continued)
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	$655	$475,135
2.95%, 10/01/51 (Call 04/01/51)	733	504,306
5.30%, 12/15/45 (Call 06/15/45)	255	248,258
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	426	290,369
4.35%, 04/01/47 (Call 10/01/46)	622	558,409
5.10%, 10/01/35 (Call 04/01/35)(b)	189	189,525
5.85%, 06/15/41	546	583,981
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(a)	2,153	1,587,143
3.19%, 11/15/36 (Call 08/15/36)(a)	1,845	1,336,019
3.42%, 04/15/33 (Call 01/15/33)(a)	1,430	1,151,289
3.47%, 04/15/34 (Call 01/15/34)(a)	2,217	1,754,691
3.50%, 02/15/41 (Call 08/15/40)(a)	1,959	1,401,886
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	1,208	842,005
4.93%, 05/15/37 (Call 02/15/37)(a)(b)	1,680	1,461,313
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	585	398,323
3.05%, 08/12/51 (Call 02/12/51)	840	538,238
3.10%, 02/15/60 (Call 08/15/59)(b)	693	423,449
3.20%, 08/12/61 (Call 02/12/61)	490	306,728
3.25%, 11/15/49 (Call 05/15/49)	1,376	918,647
3.73%, 12/08/47 (Call 06/08/47)	1,355	1,001,397
4.10%, 05/19/46 (Call 11/19/45)	755	607,793
4.10%, 05/11/47 (Call 11/11/46)	589	472,210
4.25%, 12/15/42	390	326,603
4.60%, 03/25/40 (Call 09/25/39)	369	331,325
4.75%, 03/25/50 (Call 09/25/49)	1,533	1,327,427
4.80%, 10/01/41	508	460,308
4.90%, 07/29/45 (Call 01/29/45)(b)	526	491,595
4.90%, 08/05/52 (Call 02/05/52)	1,140	1,010,827
4.95%, 03/25/60 (Call 09/25/59)(b)	668	585,127
5.05%, 08/05/62 (Call 02/05/62)	645	564,752
5.63%, 02/10/43 (Call 08/10/42)	430	419,691
5.70%, 02/10/53 (Call 08/10/52)	1,310	1,280,100
5.90%, 02/10/63 (Call 08/10/62)	770	757,853
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	494	358,750
4.95%, 07/15/52 (Call 01/15/52)	830	784,924
5.00%, 03/15/49 (Call 09/15/48)	286	268,766
5.25%, 07/15/62 (Call 01/15/62)	550	528,613
5.65%, 11/01/34 (Call 07/01/34)	124	125,125
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	518	345,588
3.13%, 06/15/60 (Call 12/15/59)	348	228,800
4.88%, 03/15/49 (Call 09/15/48)	509	480,908
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	310	207,403
3.48%, 11/01/51 (Call 05/01/51)	411	256,714
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	790	649,504
3.50%, 04/01/50 (Call 10/01/49)	1,326	1,028,294
3.70%, 04/01/60 (Call 10/01/59)	298	227,198
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)(b)	370	249,458
3.25%, 05/11/41 (Call 11/11/40)	737	512,096
3.25%, 11/30/51 (Call 05/30/51)	345	219,475
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)(b)	372	273,052

S C H E D U L E O F I N V E S T M E N T S	233

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.30%, 05/20/47 (Call 11/20/46)(b)	$1,098	$959,986
4.50%, 05/20/52 (Call 11/20/51)	745	662,860
4.65%, 05/20/35 (Call 11/20/34)	311	301,592
4.80%, 05/20/45 (Call 11/20/44)	1,089	1,032,049
5.40%, 05/20/33 (Call 02/20/33)(b)	150	154,675
6.00%, 05/20/53 (Call 11/20/52)	935	1,008,977
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)(b)	310	215,197
3.88%, 03/15/39 (Call 09/15/38)	644	569,395
4.10%, 08/16/52 (Call 02/16/52)	305	272,587
4.15%, 05/15/48 (Call 11/15/47)	876	777,112
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)	215	167,839
3.25%, 10/25/51 (Call 04/25/51)(b)	795	600,238
4.50%, 04/22/52 (Call 10/22/51)	705	663,771

		38,938,188

Software — 2.8%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	996	621,054
4.50%, 06/15/47 (Call 12/15/46)	348	307,569
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	388	248,557
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	563	388,202
4.50%, 08/15/46 (Call 02/15/46)	165	129,716
5.63%, 07/15/52 (Call 01/15/52)(b)	400	373,660
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	207	168,520
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,238	1,000,920
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	4,242	2,832,806
2.68%, 06/01/60 (Call 12/01/59)(b)	2,621	1,698,364
2.92%, 03/17/52 (Call 09/17/51)	4,063	2,923,044
3.04%, 03/17/62 (Call 09/17/61)	1,526	1,068,885
3.45%, 08/08/36 (Call 02/08/36)	965	845,287
3.50%, 02/12/35 (Call 08/12/34)(b)	1,137	1,028,768
3.50%, 11/15/42(b)	212	179,527
3.70%, 08/08/46 (Call 02/08/46)	1,284	1,096,352
3.75%, 02/12/45 (Call 08/12/44)(b)	357	306,694
3.95%, 08/08/56 (Call 02/08/56)(b)	291	249,724
4.00%, 02/12/55 (Call 08/12/54)(b)	50	44,613
4.10%, 02/06/37 (Call 08/06/36)(b)	546	512,119
4.20%, 11/03/35 (Call 05/03/35)	465	445,831
4.25%, 02/06/47 (Call 08/06/46)(b)	824	766,090
4.45%, 11/03/45 (Call 05/03/45)	910	866,180
4.50%, 10/01/40(b)	525	510,959
4.50%, 02/06/57 (Call 08/06/56)	460	444,575
4.75%, 11/03/55 (Call 05/03/55)(b)	100	96,902
5.20%, 06/01/39	80	84,482
5.30%, 02/08/41(b)	425	455,351
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	1,896	1,399,584
3.60%, 04/01/50 (Call 10/01/49)	2,952	1,999,330
3.65%, 03/25/41 (Call 09/25/40)	1,544	1,136,983
3.80%, 11/15/37 (Call 05/15/37)	1,169	925,626
3.85%, 07/15/36 (Call 01/15/36)	858	698,193
3.85%, 04/01/60 (Call 10/01/59)	2,383	1,588,372
3.90%, 05/15/35 (Call 11/15/34)	845	701,724
3.95%, 03/25/51 (Call 09/25/50)(b)	2,310	1,659,234
4.00%, 07/15/46 (Call 01/15/46)	1,983	1,447,637
4.00%, 11/15/47 (Call 05/15/47)	1,548	1,131,908
4.10%, 03/25/61 (Call 09/25/60)	1,154	802,417

Security	Par (000)	Value

Software (continued)
4.13%, 05/15/45 (Call 11/15/44)	$1,421	$1,068,983
4.30%, 07/08/34 (Call 01/08/34)	1,088	955,320
4.38%, 05/15/55 (Call 11/15/54)	889	674,346
4.50%, 07/08/44 (Call 01/08/44)	603	489,788
5.38%, 07/15/40	1,510	1,383,139
5.55%, 02/06/53 (Call 08/06/52)	890	815,535
6.13%, 07/08/39(b)	877	873,656
6.50%, 04/15/38	891	928,446
6.90%, 11/09/52 (Call 05/09/52)	1,710	1,846,723
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	924	652,830
2.90%, 07/15/51 (Call 01/15/51)	1,374	924,342
3.05%, 07/15/61 (Call 01/15/61)	785	503,352

		44,302,219

Telecommunications — 5.9%
America Movil SAB de CV
4.38%, 07/16/42	442	382,836
4.38%, 04/22/49 (Call 10/22/48)(b)	659	565,521
6.13%, 11/15/37(b)	291	306,534
6.13%, 03/30/40	1,296	1,366,964
6.38%, 03/01/35(b)	951	1,024,683
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	2,571	1,968,484
3.10%, 02/01/43 (Call 08/01/42)(b)	250	175,620
3.30%, 02/01/52 (Call 08/01/51)(b)	670	458,378
3.50%, 06/01/41 (Call 12/01/40)	1,887	1,416,611
3.50%, 09/15/53 (Call 03/15/53)	4,858	3,334,951
3.50%, 02/01/61 (Call 08/01/60)	480	318,946
3.55%, 09/15/55 (Call 03/15/55)	4,856	3,289,471
3.65%, 06/01/51 (Call 12/01/50)	2,045	1,458,877
3.65%, 09/15/59 (Call 03/15/59)	4,260	2,885,056
3.80%, 12/01/57 (Call 06/01/57)	3,876	2,721,199
3.85%, 06/01/60 (Call 12/01/59)	1,188	831,290
4.30%, 12/15/42 (Call 06/15/42)	923	767,795
4.35%, 06/15/45 (Call 12/15/44)	885	720,534
4.50%, 05/15/35 (Call 11/15/34)	1,704	1,532,690
4.50%, 03/09/48 (Call 09/09/47)	1,410	1,159,261
4.55%, 03/09/49 (Call 09/09/48)	739	612,469
4.65%, 06/01/44 (Call 12/01/43)	450	382,868
4.75%, 05/15/46 (Call 11/15/45)(b)	1,364	1,172,778
4.80%, 06/15/44 (Call 12/15/43)	195	170,423
4.85%, 03/01/39 (Call 09/01/38)	776	696,598
4.85%, 07/15/45 (Call 01/15/45)(b)	143	124,589
4.90%, 08/15/37 (Call 02/14/37)	484	446,445
5.15%, 03/15/42	319	292,707
5.15%, 11/15/46 (Call 05/15/46)	590	540,323
5.15%, 02/15/50 (Call 08/14/49)	447	412,348
5.25%, 03/01/37 (Call 09/01/36)	651	626,293
5.35%, 09/01/40	458	437,378
5.45%, 03/01/47 (Call 09/01/46)(b)	345	329,251
5.55%, 08/15/41	47	45,488
5.65%, 02/15/47 (Call 08/15/46)	410	400,675
5.70%, 03/01/57 (Call 09/01/56)(b)	295	283,835
6.00%, 08/15/40 (Call 05/15/40)	305	304,387
6.15%, 09/15/34(b)	65	67,658
6.30%, 01/15/38	65	67,619
6.38%, 03/01/41	395	413,782
6.55%, 02/15/39	360	380,166
Bell Telephone Co. of Canada or Bell Canada (The) 3.65%, 08/15/52 (Call 02/15/52)	435	320,386

234	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 07/29/49 (Call 01/29/49)	$475	$389,660
4.46%, 04/01/48 (Call 10/01/47)	880	748,859
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	319	234,631
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	461	310,913
British Telecommunications PLC, 4.25%, 11/08/49 (Call 05/08/49)(a)	221	162,307
Cisco Systems Inc.
5.50%, 01/15/40	1,494	1,570,332
5.90%, 02/15/39	1,286	1,406,787
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	176	132,629
4.38%, 11/15/57 (Call 05/15/57)	438	353,285
4.70%, 03/15/37	325	296,346
4.75%, 03/15/42(b)	466	425,042
5.35%, 11/15/48 (Call 05/15/48)(b)	242	231,757
5.45%, 11/15/79 (Call 05/15/79)	774	685,823
5.75%, 08/15/40	370	373,987
5.85%, 11/15/68 (Call 05/15/68)	119	113,042
7.25%, 08/15/36 (Call 08/15/26)	210	219,978
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	761	568,421
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(a)	399	363,691
4.88%, 03/06/42(a)(b)	732	663,314
Juniper Networks Inc., 5.95%, 03/15/41(b)	371	360,571
Motorola Solutions Inc., 5.50%, 09/01/44(b)	182	167,033
Nokia OYJ, 6.63%, 05/15/39	10	9,750
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	368	352,179
Orange SA
5.38%, 01/13/42	960	947,394
5.50%, 02/06/44 (Call 08/06/43)	434	437,842
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	581	409,590
4.30%, 02/15/48 (Call 08/15/47)	501	384,755
4.35%, 05/01/49 (Call 11/01/48)(b)	861	670,800
4.50%, 03/15/42 (Call 09/15/41)(a)	555	454,990
4.50%, 03/15/43 (Call 09/15/42)(b)	364	296,711
4.55%, 03/15/52 (Call 09/15/51)(a)	1,125	897,236
5.00%, 03/15/44 (Call 09/15/43)(b)	743	645,058
5.45%, 10/01/43 (Call 04/01/43)	461	422,872
7.50%, 08/15/38	465	519,545
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	254	190,855
SES SA, 5.30%, 04/04/43(a)	155	116,063
Telefonica Emisiones SA
4.67%, 03/06/38	374	309,236
4.90%, 03/06/48	880	701,327
5.21%, 03/08/47	1,554	1,306,288
5.52%, 03/01/49 (Call 09/01/48)	830	722,632
7.05%, 06/20/36	1,713	1,809,000
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	370	308,484
4.60%, 11/16/48 (Call 05/16/48)	468	410,953
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	1,981	1,378,664
3.30%, 02/15/51 (Call 08/15/50)	2,065	1,384,433
3.40%, 10/15/52 (Call 04/15/52)	1,915	1,303,016
3.60%, 11/15/60 (Call 05/15/60)	1,155	767,584
4.38%, 04/15/40 (Call 10/15/39)	1,257	1,068,169
4.50%, 04/15/50 (Call 10/15/49)(b)	2,052	1,702,204
5.05%, 07/15/33 (Call 04/15/33)	100	96,365

Security	Par (000)	Value

Telecommunications (continued)
5.65%, 01/15/53 (Call 07/15/52)	$1,240	$1,215,619
5.80%, 09/15/62 (Call 03/15/62)	435	426,517
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	2,016	1,365,446
2.85%, 09/03/41 (Call 03/03/41)	775	537,080
2.88%, 11/20/50 (Call 05/20/50)	1,884	1,185,563
2.99%, 10/30/56 (Call 04/30/56)	2,564	1,570,831
3.00%, 11/20/60 (Call 05/20/60)	1,313	790,530
3.40%, 03/22/41 (Call 09/22/40)	2,514	1,895,052
3.55%, 03/22/51 (Call 09/22/50)	2,876	2,076,325
3.70%, 03/22/61 (Call 09/22/60)	2,198	1,545,165
3.85%, 11/01/42 (Call 05/01/42)	522	411,772
3.88%, 03/01/52 (Call 09/01/51)(b)	725	555,129
4.00%, 03/22/50 (Call 09/22/49)	897	709,423
4.13%, 08/15/46	715	581,299
4.27%, 01/15/36	1,287	1,135,994
4.40%, 11/01/34 (Call 05/01/34)	1,257	1,142,660
4.50%, 08/10/33	1,127	1,047,452
4.52%, 09/15/48	852	732,182
4.67%, 03/15/55	437	378,401
4.75%, 11/01/41	400	365,778
4.81%, 03/15/39	725	664,488
4.86%, 08/21/46	1,363	1,230,872
5.01%, 04/15/49	465	426,582
5.01%, 08/21/54	120	109,777
5.25%, 03/16/37	722	704,975
5.50%, 03/16/47(b)	371	360,640
5.85%, 09/15/35	440	441,125
6.40%, 09/15/33	60	63,222
6.55%, 09/15/43	622	675,778
Vodafone Group PLC
4.25%, 09/17/50	935	733,821
4.38%, 02/19/43	870	710,516
4.88%, 06/19/49	1,181	1,023,393
5.00%, 05/30/38	20	18,784
5.13%, 06/19/59(b)	192	168,764
5.63%, 02/10/53 (Call 08/10/52)	700	672,575
5.75%, 02/10/63 (Call 08/10/62)	347	329,569
6.15%, 02/27/37	1,269	1,312,887
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(a)	210	134,561

		94,467,117

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)(b)	157	131,581
6.35%, 03/15/40(b)	432	420,839

		552,420

Transportation — 3.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	405	271,556
3.05%, 02/15/51 (Call 08/15/50)	372	256,609
3.30%, 09/15/51 (Call 03/15/51)	566	411,737
3.55%, 02/15/50 (Call 08/15/49)	485	372,786
3.90%, 08/01/46 (Call 02/01/46)	492	397,499
4.05%, 06/15/48 (Call 12/15/47)	483	404,508
4.13%, 06/15/47 (Call 12/15/46)	525	447,428
4.15%, 04/01/45 (Call 10/01/44)	548	466,338
4.15%, 12/15/48 (Call 06/15/48)	517	438,523
4.38%, 09/01/42 (Call 03/01/42)	410	365,691
4.40%, 03/15/42 (Call 09/15/41)	383	341,441

S C H E D U L E O F I N V E S T M E N T S	235

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.45%, 03/15/43 (Call 09/15/42)	$513	$457,398
4.45%, 01/15/53 (Call 07/15/52)	705	627,157
4.55%, 09/01/44 (Call 03/01/44)	513	463,538
4.70%, 09/01/45 (Call 03/01/45)	440	404,598
4.90%, 04/01/44 (Call 10/01/43)	665	625,537
4.95%, 09/15/41 (Call 03/15/41)(b)	253	240,319
5.05%, 03/01/41 (Call 09/01/40)	363	352,154
5.15%, 09/01/43 (Call 03/01/43)	486	476,541
5.40%, 06/01/41 (Call 12/01/40)	292	292,505
5.75%, 05/01/40 (Call 11/01/39)	549	571,223
6.15%, 05/01/37	490	538,926
6.20%, 08/15/36	220	237,488
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	405	247,927
3.20%, 08/02/46 (Call 02/02/46)	392	287,595
3.50%, 11/15/42 (Call 05/14/42)	185	137,462
3.65%, 02/03/48 (Call 08/03/47)	348	279,056
4.40%, 08/05/52 (Call 02/05/52)	585	521,595
4.45%, 01/20/49 (Call 07/20/48)	361	322,973
4.50%, 11/07/43 (Call 05/07/43)	100	84,692
6.20%, 06/01/36	375	404,810
6.25%, 08/01/34	400	437,189
6.38%, 11/15/37	251	269,198
6.71%, 07/15/36	167	181,452
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	766	580,268
3.10%, 12/02/51 (Call 06/02/51)(b)	1,330	907,667
4.80%, 09/15/35 (Call 03/15/35)	136	126,439
4.80%, 08/01/45 (Call 02/01/45)	506	457,806
5.75%, 03/15/33	175	174,724
5.75%, 01/15/42	395	392,989
5.95%, 05/15/37(b)	341	349,482
6.13%, 09/15/2115 (Call 03/15/2115)	394	402,714
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	288	176,861
3.35%, 09/15/49 (Call 03/15/49)	510	367,197
3.80%, 11/01/46 (Call 05/01/46)	608	477,603
3.80%, 04/15/50 (Call 10/15/49)	417	322,626
3.95%, 05/01/50 (Call 11/01/49)	357	284,187
4.10%, 03/15/44 (Call 09/15/43)	537	450,559
4.25%, 11/01/66 (Call 05/01/66)	398	311,550
4.30%, 03/01/48 (Call 09/01/47)	617	524,928
4.40%, 03/01/43 (Call 09/01/42)	132	114,154
4.50%, 03/15/49 (Call 09/15/48)	333	290,966
4.50%, 11/15/52 (Call 05/15/52)	630	546,878
4.50%, 08/01/54 (Call 02/01/54)	221	189,017
4.65%, 03/01/68 (Call 09/01/67)	385	326,869
4.75%, 05/30/42 (Call 11/30/41)	321	292,753
4.75%, 11/15/48 (Call 05/15/48)	374	337,661
5.50%, 04/15/41 (Call 10/15/40)	297	296,205
6.00%, 10/01/36	384	398,351
6.15%, 05/01/37	436	460,208
6.22%, 04/30/40	549	586,794
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(a)	295	180,294
3.83%, 09/14/61 (Call 03/14/61)(a)	320	216,530
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61 (Call 03/13/61)(a)	315	214,041
4.70%, 05/07/50 (Call 11/07/49)(a)(b)	558	475,595
5.00%, 01/25/47 (Call 07/25/46)(a)	282	251,978

Security	Par (000)	Value

Transportation (continued)
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)(b)	$562	$404,782
3.88%, 08/01/42	432	334,469
3.90%, 02/01/35	184	157,349
4.05%, 02/15/48 (Call 08/15/47)	766	587,906
4.10%, 04/15/43	417	328,976
4.10%, 02/01/45	396	308,543
4.40%, 01/15/47 (Call 07/15/46)	505	413,490
4.50%, 02/01/65	159	118,464
4.55%, 04/01/46 (Call 10/01/45)	848	701,424
4.75%, 11/15/45 (Call 05/15/45)	747	636,896
4.90%, 01/15/34(b)	65	62,312
4.95%, 10/17/48 (Call 04/17/48)	556	493,043
5.10%, 01/15/44	525	475,678
5.25%, 05/15/50 (Call 11/15/49)(b)	902	836,775
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	415	302,048
4.20%, 11/15/69 (Call 05/15/69)	311	238,469
4.30%, 05/15/43 (Call 11/15/42)	266	218,777
4.70%, 05/01/48 (Call 11/01/47)	327	285,955
4.95%, 08/15/45 (Call 02/15/45)	217	196,030
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	466	299,545
3.05%, 05/15/50 (Call 11/15/49)	563	374,955
3.16%, 05/15/55 (Call 11/15/54)	585	384,888
3.40%, 11/01/49 (Call 05/01/49)	287	202,933
3.70%, 03/15/53 (Call 09/15/52)	485	361,132
3.94%, 11/01/47 (Call 05/01/47)	501	396,545
3.95%, 10/01/42 (Call 04/01/42)	435	357,541
4.05%, 08/15/52 (Call 02/15/52)	564	448,532
4.10%, 05/15/49 (Call 11/15/48)	259	207,865
4.10%, 05/15/2121 (Call 11/15/2120)	290	198,149
4.15%, 02/28/48 (Call 08/28/47)	465	379,402
4.45%, 06/15/45 (Call 12/15/44)	370	312,358
4.55%, 06/01/53 (Call 12/01/52)(b)	650	561,225
4.65%, 01/15/46 (Call 07/15/45)	496	436,455
4.80%, 08/15/43 (Call 02/15/43)	140	120,514
4.84%, 10/01/41	425	386,793
5.10%, 08/01/2118 (Call 02/01/2118)	5	4,271
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)	315	290,336
Polar Tankers Inc., 5.95%, 05/10/37(a)	538	545,608
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(a)	240	193,228
4.20%, 07/01/46 (Call 01/01/46)(a)	390	325,289
4.60%, 02/01/49 (Call 08/01/48)(a)	265	236,371
5.65%, 12/01/52 (Call 06/01/52)(a)(b)	250	260,240
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)	430	338,620
2.95%, 03/10/52 (Call 09/10/51)(b)	510	343,148
2.97%, 09/16/62 (Call 03/16/62)	545	341,979
3.20%, 05/20/41 (Call 11/20/40)(b)	723	557,307
3.25%, 02/05/50 (Call 08/05/49)	1,082	780,435
3.35%, 08/15/46 (Call 02/15/46)	284	207,519
3.38%, 02/01/35 (Call 08/01/34)(b)	241	203,344
3.38%, 02/14/42 (Call 08/14/41)	400	314,206
3.50%, 02/14/53 (Call 08/14/52)	845	632,784
3.55%, 08/15/39 (Call 02/15/39)	377	308,890
3.55%, 05/20/61 (Call 11/20/60)	440	315,172
3.60%, 09/15/37 (Call 03/15/37)	272	229,327
3.75%, 02/05/70 (Call 08/05/69)	465	338,827

236	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.80%, 10/01/51 (Call 04/01/51)	$698	$555,193
3.80%, 04/06/71 (Call 10/06/70)	571	417,602
3.84%, 03/20/60 (Call 09/20/59)	1,203	917,358
3.85%, 02/14/72 (Call 08/14/71)	355	264,050
3.88%, 02/01/55 (Call 08/01/54)	280	220,406
3.95%, 08/15/59 (Call 02/15/59)	345	268,940
4.00%, 04/15/47 (Call 10/15/46)	410	336,541
4.05%, 11/15/45 (Call 05/15/45)	316	263,038
4.05%, 03/01/46 (Call 09/01/45)	390	320,933
4.10%, 09/15/67 (Call 03/15/67)	269	210,975
4.30%, 03/01/49 (Call 09/01/48)	473	407,631
4.50%, 09/10/48 (Call 03/10/48)	290	254,112
4.95%, 09/09/52 (Call 03/09/52)	335	323,034
4.96%, 05/15/53 (Call 11/15/52)	1,000	956,983
5.15%, 01/20/63 (Call 07/20/62)	295	283,660
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	335	255,962
3.40%, 09/01/49 (Call 03/01/49)(b)	337	262,499
3.63%, 10/01/42	200	165,421
3.75%, 11/15/47 (Call 05/15/47)	759	624,520
4.25%, 03/15/49 (Call 09/15/48)	523	464,717
4.88%, 11/15/40 (Call 05/15/40)	330	319,364
5.05%, 03/03/53 (Call 09/03/52)	420	414,651
5.20%, 04/01/40 (Call 10/01/39)	321	323,282
5.30%, 04/01/50 (Call 10/01/49)(b)	842	869,715
6.20%, 01/15/38	836	924,348

		54,043,397

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	354	223,433
4.50%, 03/30/45 (Call 09/30/44)(b)	140	113,213
5.20%, 03/15/44 (Call 09/15/43)	174	155,809

		492,455

Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)	330	235,145
3.45%, 05/01/50 (Call 11/01/49)	380	281,068
3.75%, 09/01/47 (Call 03/01/47)	484	377,297
4.00%, 12/01/46 (Call 06/01/46)	225	177,060
4.15%, 06/01/49 (Call 12/01/48)	375	306,427
4.20%, 09/01/48 (Call 03/01/48)	569	480,421
4.30%, 12/01/42 (Call 06/01/42)	261	226,273
4.30%, 09/01/45 (Call 03/01/45)	116	97,615
6.59%, 10/15/37	537	581,854
Essential Utilities Inc. 3.35%, 04/15/50 (Call 10/15/49)	346	241,513

Security	Par/ Shares (000)	Value

Water (continued)
4.28%, 05/01/49 (Call 11/01/48)	$370	$301,719
5.30%, 05/01/52 (Call 11/01/51)(b)	405	382,916

		3,689,308

Total Corporate Bonds & Notes — 97.6% (Cost: $2,008,094,368)		1,561,860,322

Foreign Government Obligations

South Korea — 0.0%
Korea Electric Power Corp., 5.13%, 04/23/34(a)	350	347,820

Total Foreign Government Obligations — 0.0% (Cost: $362,074)		347,820

Total Long-Term Investments — 97.6% (Cost: $2,008,456,442)		1,562,208,142

Short-Term Securities

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	124,013	124,087,027
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	14,420	14,420,000

Total Short-Term Securities — 8.6% (Cost: $138,412,916)		138,507,027

Total Investments — 106.2% (Cost: $2,146,869,358)		1,700,715,169

Liabilities in Excess of Other Assets — (6.2)%		(99,880,341)

Net Assets — 100.0%		$1,600,834,828

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	237

Schedule of Investments (continued) February 28, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$150,923,935	$—		$(26,872,918	)(a)	$(28,596)	$64,606	$124,087,027	124,013	$383,202	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,507,000	12,913,000	(a)	—		—	—	14,420,000	14,420	170,627		5

						$(28,596)	$64,606	$138,507,027		$553,829		$5

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,561,860,322	$—	$1,561,860,322
Foreign Government Obligations	—	347,820	—	347,820
Short-Term Securities
Money Market Funds	138,507,027	—	—	138,507,027

	$138,507,027	$1,562,208,142	$—	$1,700,715,169

See notes to financial statements.

238	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2023

	iShares BBB Rated Corporate Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$23,980,281	$8,066,665,312	$23,996,788,608	$10,831,599,127
Investments, at value — affiliated(c)	2,059,056	822,048,806	1,606,600,896	1,310,148,207
Cash	4,611	16,001	371,437	—
Foreign currency, at value(d)	—	81	54	—
Receivables:
Investments sold	—	61,447,618	174,589,179	203,714,072
Securities lending income — affiliated	630	256,398	579,883	375,564
Capital shares sold	—	7,459,102	8,032,277	537,905
Dividends — affiliated	2,260	179,353	163,267	251,085
Interest — unaffiliated	288,986	92,454,221	219,884,055	118,642,963

Total assets	26,335,824	9,050,526,892	26,007,009,656	12,465,268,923

LIABILITIES
Bank overdraft	—	—	—	115,303
Collateral on securities loaned, at value	1,370,905	756,212,720	1,565,138,209	1,290,120,876
Payables:
Investments purchased	128,533	53,441,936	192,473,668	147,530,527
Capital shares redeemed	—	189,255	544,323	472,983
Investment advisory fees	2,905	247,900	742,186	341,434

Total liabilities	1,502,343	810,091,811	1,758,898,386	1,438,581,123

NET ASSETS	$24,833,481	$8,240,435,081	$24,248,111,270	$11,026,687,800

NET ASSETS CONSIST OF
Paid-in capital	$29,966,820	$9,444,706,227	$25,891,796,109	$12,848,615,492
Accumulated loss	(5,133,339)	(1,204,271,146)	(1,643,684,839)	(1,821,927,692)

NET ASSETS	$24,833,481	$8,240,435,081	$24,248,111,270	$11,026,687,800

NET ASSETVALUE
Shares outstanding	300,000	166,700,000	486,050,000	221,300,000

Net asset value	$82.78	$49.43	$49.89	$49.83

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$28,661,727	$9,218,242,718	$25,490,279,914	$12,382,384,396
(b) Securities loaned, at value	$1,324,791	$729,128,180	$1,511,655,741	$1,239,181,888
(c) Investments, at cost — affiliated	$2,057,819	$821,598,025	$1,605,558,949	$1,309,413,090
(d) Foreign currency, at cost	$—	$78	$53	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	239

Statements of Assets and Liabilities  (continued)

February 28, 2023

iShares 10+ Year Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,562,208,142
Investments, at value — affiliated(c)	138,507,027
Cash	3,307
Receivables:
Investments sold	12,009,675
Securities lending income — affiliated	45,440
Capital shares sold	2,331,536
Dividends — affiliated	31,884
Interest — unaffiliated	22,970,619

Total assets	1,738,107,630

LIABILITIES
Collateral on securities loaned, at value	124,042,065
Payables:
Investments purchased	13,127,953
Capital shares redeemed	54,204
Investment advisory fees	48,580

Total liabilities	137,272,802

NET ASSETS	$1,600,834,828

NET ASSETS CONSIST OF
Paid-in capital	$2,091,165,157
Accumulated loss	(490,330,329)

NET ASSETS	$1,600,834,828

NET ASSET VALUE
Shares outstanding	31,800,000

Net asset value	$50.34

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$2,008,456,442
(b) Securities loaned, at value	$119,535,800
(c) Investments, at cost — affiliated	$138,412,916

See notes to financial statements.

240	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2023

	iShares BBB Rated Corporate Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$18,638	$1,731,276	$981,647	$1,208,736
Interest — unaffiliated	1,334,577	224,820,519	490,044,866	307,849,545
Securities lending income — affiliated — net	6,828	2,087,940	4,681,409	3,123,398
Other income — unaffiliated	—	617,364	855,333	577,646

Total investment income	1,360,043	229,257,099	496,563,255	312,759,325

EXPENSES
Investment advisory	67,924	2,774,655	11,544,984	5,269,012

Total expenses	67,924	2,774,655	11,544,984	5,269,012

Net investment income	1,292,119	226,482,444	485,018,271	307,490,313

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(480,220)	(71,750,182)	(179,524,937)	(283,176,951)
Investments — affiliated	(2,050)	(163,762)	(314,368)	(330,615)
Capital gain distributions from underlying funds — affiliated	1	121	94	84
In-kind redemptions — unaffiliated(a)	(7,305,741)	(77,698,888)	(114,394,530)	(127,155,457)

	(7,788,010)	(149,612,711)	(294,233,741)	(410,662,939)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,174,023)	(770,555,556)	(891,534,482)	(968,422,206)
Investments — affiliated	1,498	444,526	961,668	690,338
Foreign currency translations	—	3	1	—

	(1,172,525)	(770,111,027)	(890,572,813)	(967,731,868)

Net realized and unrealized loss	(8,960,535)	(919,723,738)	(1,184,806,554)	(1,378,394,807)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,668,416)	$(693,241,294)	$(699,788,283)	$(1,070,904,494)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	241

Statements of Operations  (continued)

Year Ended February 28, 2023

iShares 10+ Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$170,627
Interest — unaffiliated	62,914,940
Securities lending income — affiliated — net	383,202
Other income — unaffiliated	183,983

Total investment income	63,652,752

EXPENSES
Investment advisory	776,844

Total expenses	776,844

Net investment income	62,875,908

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(33,091,347)
Investments — affiliated	(28,596)
Capital gain distributions from underlying funds — affiliated	5
In-kind redemptions — unaffiliated(a)	(83,158,126)

(116,278,064)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(245,493,116)
Investments — affiliated	64,606

(245,428,510)

Net realized and unrealized loss	(361,706,574)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(298,830,666)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

242	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares BBB Rated Corporate Bond ETF		iShares Broad USD Investment Grade Corporate Bond ETF

	Year Ended 02/28/23	Period From 05/18/21 to 02/28/22 (a)	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,292,119	$1,272,538	$226,482,444	$140,909,593
Net realized gain (loss)	(7,788,010)	216,332	(149,612,711)	96,345,096
Net change in unrealized appreciation (depreciation)	(1,172,525)	(3,507,684)	(770,111,027)	(497,396,937)

Net decrease in net assets resulting from operations	(7,668,416)	(2,018,814)	(693,241,294)	(260,142,248)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,613,872)	(1,145,393)	(216,611,047)	(142,126,169)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(37,800,662)	75,080,638	2,568,216,178	1,071,081,811

NET ASSETS
Total increase (decrease) in net assets	(47,082,950)	71,916,431	1,658,363,837	668,813,394
Beginning of period	71,916,431	—	6,582,071,244	5,913,257,850

End of period	$24,833,481	$71,916,431	$8,240,435,081	$6,582,071,244

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	243

Statements of Changes in Net Assets (continued)

	iShares 1-5 Year Investment Grade Corporate Bond ETF		iShares 5-10 Year Investment Grade Corporate Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$485,018,271	$366,492,789	$307,490,313	$259,347,263
Net realized gain (loss)	(294,233,741)	235,456,012	(410,662,939)	177,345,520
Net change in unrealized appreciation (depreciation)	(890,572,813)	(1,111,960,889)	(967,731,868)	(851,950,631)

Net decrease in net assets resulting from operations	(699,788,283)	(510,012,088)	(1,070,904,494)	(415,257,848)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(471,445,863)	(424,811,896)	(299,895,987)	(288,561,602)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,983,143,833	644,339,227	1,208,588,801	829,286,370

NET ASSETS
Total increase (decrease) in net assets	1,811,909,687	(290,484,757)	(162,211,680)	125,466,920
Beginning of year	22,436,201,583	22,726,686,340	11,188,899,480	11,063,432,560

End of year	$24,248,111,270	$22,436,201,583	$11,026,687,800	$11,188,899,480

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

244	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

		iShares 10+ Year Investment Grade Corporate Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$62,875,908	$79,508,150
Net realized gain (loss)	(116,278,064)	55,066,836
Net change in unrealized appreciation (depreciation)	(245,428,510)	(237,779,709)

Net decrease in net assets resulting from operations	(298,830,666)	(103,204,723)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(63,136,970)	(80,304,059)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(28,613,305)	(228,983,257)

NET ASSETS
Total decrease in net assets	(390,580,941)	(412,492,039)
Beginning of year	1,991,415,769	2,403,907,808

End of year	$1,600,834,828	$1,991,415,769

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	245

Financial Highlights

(For a share outstanding throughout each period)

	iShares BBB Rated Corporate Bond ETF

		Period From
	Year Ended	05/18/21	(a)
	02/28/23	to 02/28/22

Net asset value, beginning of period	$95.89	$100.00

Net investment income(b)	2.48	1.70
Net realized and unrealized loss(c)	(12.15)		(4.28)

Net decrease from investment operations	(9.67)		(2.58)

Distributions(d)
From net investment income	(2.71)		(1.53)
From net realized gain	(0.73)	—

Total distributions	(3.44)		(1.53)

Net asset value, end of period	$82.78	$95.89

Total Return(e)
Based on net asset value	(10.14)%	(2.66	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15%	0.15	%(h)

Net investment income	2.85%	2.14	%(h)

Supplemental Data
Net assets, end of period (000)	$24,833	$71,916

Portfolio turnover rate(i)	10%	19	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

246	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19 (a)

Net asset value, beginning of year	$56.64	$60.09	$60.20	$53.97	$54.46

Net investment income(b)	1.66	1.36	1.67	1.97	1.95
Net realized and unrealized gain (loss)(c)	(7.28)	(3.43)	(0.06)	6.21	(0.59)

Net increase (decrease) from investment operations	(5.62)	(2.07)	1.61	8.18	1.36

Distributions from net investment income(d)	(1.59)	(1.38)	(1.72)	(1.95)	(1.85)

Net asset value, end of year	$49.43	$56.64	$60.09	$60.20	$53.97

Total Return(e)
Based on net asset value	(9.99)%	(3.51)%	2.70%	15.41%	2.59%

Ratios to Average Net Assets(f)
Total expenses	0.04%	0.04%	0.06%	0.06%	0.08%

Net investment income	3.27%	2.27%	2.77%	3.44%	3.65%

Supplemental Data
Net assets, end of year (000)	$8,240,435	$6,582,071	$5,913,258	$4,277,259	$2,679,484

Portfolio turnover rate(g)	11%	12%	13%	13%	27%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	247

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 1-5 Year Investment Grade Corporate Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19 (a)

Net asset value, beginning of year	$52.72	$54.88	$54.36	$52.28	$51.95

Net investment income(b)	1.11	0.81	1.19	1.64	1.37
Net realized and unrealized gain(c)	(2.86)	(2.02)	0.60	2.08	0.29

Net increase from investment operations	(1.75)	(1.21)	1.79	3.72	1.66

Distributions(d)
From net investment income	(1.07)	(0.86)	(1.27)	(1.64)	(1.33)
From net realized gain	(0.01)	(0.09)	—	—	—

Total distributions	(1.08)	(0.95)	(1.27)	(1.64)	(1.33)

Net asset value, end of year	$49.89	$52.72	$54.88	$54.36	$52.28

Total Return(e)
Based on net asset value	(3.32)%	(2.20)%	3.32%	7.21%	3.26%

Ratios to Average Net Assets(f)
Total expenses	0.05%	0.06%	0.06%	0.06%	0.10%

Total expenses after fees waived	0.05%	0.06%	0.06%	0.06%	0.09%

Net investment income	2.21%	1.50%	2.18%	3.08%	2.64%

Supplemental Data
Net assets, end of year (000)	$24,248,111	$22,436,202	$22,726,686	$14,260,460	$10,287,885

Portfolio turnover rate(g)	26%	30%	29%	38%	80%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

248	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 5-10 Year Investment Grade Corporate Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19 (a)

Net asset value, beginning of year	$56.71	$60.34	$59.76	$53.88	$53.64

Net investment income(b)	1.57	1.34	1.58	2.00	1.83
Net realized and unrealized gain (loss)(c)	(6.91)	(3.49)	0.65	5.86	0.26

Net increase (decrease) from investment operations	(5.34)	(2.15)	2.23	7.86	2.09

Distributions(d)
From net investment income	(1.54)	(1.35)	(1.65)	(1.98)	(1.85)
From net realized gain	—	(0.13)	—	—	—

Total distributions	(1.54)	(1.48)	(1.65)	(1.98)	(1.85)

Net asset value, end of year	$49.83	$56.71	$60.34	$59.76	$53.88

Total Return(e)
Based on net asset value	(9.47)%	(3.62)%	3.79%	14.83%	4.01%

Ratios to Average Net Assets(f)
Total expenses	0.05%	0.06%	0.06%	0.06%	0.11%

Total expenses after fees waived	0.05%	0.06%	0.06%	0.06%	0.10%

Net investment income	3.07%	2.24%	2.64%	3.49%	3.45%

Supplemental Data
Net assets, end of year (000)	$11,026,688	$11,188,899	$11,063,433	$9,387,751	$5,543,811

Portfolio turnover rate(g)	24%	27%	23%	26%	86%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	249

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10+ Year Investment Grade Corporate Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$63.42	$68.68	$70.27	$57.73	$60.06

Net investment income(a)	2.27	2.18	2.31	2.54	2.56
Net realized and unrealized gain (loss)(b)	(13.06)	(5.24)	(1.57)	12.48	(2.31)

Net increase (decrease) from investment operations	(10.79)	(3.06)	0.74	15.02	0.25

Distributions from net investment income(c)	(2.29)	(2.20)	(2.33)	(2.48)	(2.58)

Net asset value, end of year	$50.34	$63.42	$68.68	$70.27	$57.73

Total Return(d)
Based on net asset value	(17.18)%	(4.62)%	1.05%	26.50%	0.53%

Ratios to Average Net Assets(e)
Total expenses	0.05%	0.06%	0.06%	0.06%	0.11%

Total expenses after fees waived	0.05%	0.06%	0.06%	0.06%	0.10%

Net investment income	4.26%	3.18%	3.32%	3.89%	4.44%

Supplemental Data
Net assets, end of year (000)	$1,600,835	$1,991,416	$2,403,908	$2,122,014	$588,888

Portfolio turnover rate(f)	9%	9%	10%	15%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

250	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

BBB Rated Corporate Bond	Non-diversified
Broad USD Investment Grade Corporate Bond	Diversified
1-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Diversified
10+ Year Investment Grade Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has

N O T E S T O F I N A N C I A L S T A T E M E N T S	251

Notes to Financial Statements  (continued)

formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of

252	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

BBB Rated Corporate Bond
Barclays Capital, Inc.	$176,776	$(176,776)	$—		$—
BMO Capital Markets Corp.	46,271	(46,271)	—		—
BNP Paribas SA	443,085	(443,085)	—		—
BofA Securities, Inc.	15,009	(15,009)	—		—
HSBC Securities (USA), Inc.	743	(743)	—		—
J.P. Morgan Securities LLC	330,824	(330,824)	—		—
Jefferies LLC	18,698	(18,698)	—		—
Nomura Securities International, Inc.	80,881	(80,881)	—		—
RBC Capital Markets LLC	193,381	(193,381)	—		—
Scotia Capital (USA), Inc.	18,372	(18,372)	—		—
Toronto-Dominion Bank	751	(751)	—		—

	$1,324,791	$(1,324,791)	$—		$—

Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$114,040,305	$(114,040,305)	$—		$—
Barclays Capital, Inc.	20,379,970	(20,379,970)	—		—
BMO Capital Markets Corp.	3,458,406	(3,458,406)	—		—
BNP Paribas SA	100,266,638	(100,266,638)	—		—
BofA Securities, Inc.	26,462,988	(26,462,988)	—		—
Citigroup Global Markets, Inc.	17,164,859	(17,164,859)	—		—
Credit Suisse Securities (USA) LLC	1,778,082	(1,778,082)	—		—
Deutsche Bank Securities, Inc.	27,489,695	(27,489,695)	—		—
Goldman Sachs & Co. LLC	63,653,152	(63,653,152)	—		—
HSBC Securities (USA), Inc.	19,266,859	(19,266,859)	—		—
J.P. Morgan Securities LLC	155,806,583	(155,806,583)	—		—
Jefferies LLC	4,553,273	(4,553,273)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	10,654,444	(10,654,444)	—		—
Morgan Stanley	52,052,195	(52,052,195)	—		—
Nomura Securities International, Inc.	13,044,871	(13,044,871)	—		—
Pershing LLC	30,363,579	(30,363,579)	—		—
RBC Capital Markets LLC	35,204,261	(35,204,261)	—		—
Scotia Capital (USA), Inc.	3,431,528	(3,431,528)	—		—
State Street Bank & Trust Co.	3,927,883	(3,927,883)	—		—
Toronto-Dominion Bank	1,296,600	(1,296,600)	—		—
Wells Fargo Bank N.A.	876,835	(876,835)	—		—
Wells Fargo Securities LLC	23,955,174	(23,955,174)	—		—

	$729,128,180	$(729,128,180)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	253

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

1-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$190,232,191	$(190,232,191)	$—		$—
Barclays Capital, Inc.	49,274,019	(49,274,019)	—		—
BMO Capital Markets Corp.	29,499,660	(29,499,660)	—		—
BNP Paribas SA	193,529,830	(193,529,830)	—		—
BofA Securities, Inc.	47,204,314	(47,204,314)	—		—
Citigroup Global Markets, Inc.	29,221,361	(29,221,361)	—		—
Credit Suisse Securities (USA) LLC	5,982,410	(5,982,410)	—		—
Deutsche Bank Securities, Inc.	84,523,878	(84,523,878)	—		—
Goldman Sachs & Co. LLC	112,419,981	(112,419,981)	—		—
HSBC Securities (USA), Inc.	23,420,809	(23,420,809)	—		—
J.P. Morgan Securities LLC	274,162,970	(274,162,970)	—		—
Jefferies LLC	475,524	(475,524)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	42,592,147	(42,592,147)	—		—
Morgan Stanley	146,854,525	(146,854,525)	—		—
Nomura Securities International, Inc.	25,940,217	(25,940,217)	—		—
Pershing LLC	89,292,488	(89,292,488)	—		—
RBC Capital Markets LLC	79,902,683	(79,902,683)	—		—
Scotia Capital (USA), Inc.	3,705,060	(3,705,060)	—		—
State Street Bank & Trust Co.	3,809,257	(3,809,257)	—		—
TD Securities (USA) LLC	5,637,279	(5,637,279)	—		—
Toronto-Dominion Bank	8,644,579	(8,644,579)	—		—
UBS Securities LLC	385,852	(385,852)	—		—
Wells Fargo Bank N.A.	3,204,079	(3,204,079)	—		—
Wells Fargo Securities LLC	61,740,628	(61,740,628)	—		—

	$1,511,655,741	$(1,511,655,741)	$—		$—

5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$252,588,728	$(252,588,728)	$—		$—
Barclays Capital, Inc.	51,246,405	(51,246,405)	—		—
BMO Capital Markets Corp.	11,794,670	(11,794,670)	—		—
BNP Paribas SA	146,622,546	(146,622,546)	—		—
BofA Securities, Inc.	35,758,914	(35,758,914)	—		—
Citadel Clearing LLC	1,117,812	(1,117,812)	—		—
Citigroup Global Markets, Inc.	37,796,753	(37,796,753)	—		—
Credit Suisse Securities (USA) LLC	6,163,725	(6,163,725)	—		—
Deutsche Bank Securities, Inc.	31,845,683	(31,845,683)	—		—
Goldman Sachs & Co. LLC	71,542,013	(71,542,013)	—		—
HSBC Securities (USA), Inc.	31,887,865	(31,887,865)	—		—
J.P. Morgan Securities LLC	249,752,121	(249,752,121)	—		—
Jefferies LLC	12,363,378	(12,363,378)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	17,338,928	(17,338,928)	—		—
Morgan Stanley	57,471,241	(57,471,241)	—		—
Nomura Securities International, Inc.	37,564,897	(37,564,897)	—		—
Pershing LLC	31,709,138	(31,709,138)	—		—
RBC Capital Markets LLC	90,501,565	(90,501,565)	—		—
Scotia Capital (USA), Inc.	4,377,830	(4,377,830)	—		—
State Street Bank & Trust Co.	16,982,778	(16,982,778)	—		—
Toronto-Dominion Bank	6,168,289	(6,168,289)	—		—
UBS AG	281,208	(281,208)	—		—
Wells Fargo Bank N.A.	727,989	(727,989)	—		—
Wells Fargo Securities LLC	35,577,412	(35,577,412)	—		—

	$1,239,181,888	$(1,239,181,888)	$—		$—

254	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

10+ Year Investment Grade Corporate Bond
Barclays Bank PLC	$21,490,974	$(21,490,974)	$—		$—
BMO Capital Markets Corp.	501,952	(501,952)	—		—
BNP Paribas SA	20,062,866	(20,062,866)	—		—
BofA Securities, Inc.	2,397,616	(2,397,616)	—		—
Citigroup Global Markets, Inc.	2,367,862	(2,367,862)	—		—
Deutsche Bank Securities, Inc.	2,462,589	(2,462,589)	—		—
Goldman Sachs & Co. LLC	16,803,275	(16,803,275)	—		—
HSBC Securities (USA), Inc.	3,038,783	(3,038,783)	—		—
J.P. Morgan Securities LLC	29,619,190	(29,619,190)	—		—
Jefferies LLC	1,313,898	(1,313,898)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	706,038	(706,038)	—		—
Morgan Stanley	10,209,218	(10,209,218)	—		—
Nomura Securities International, Inc.	1,238,091	(1,238,091)	—		—
Pershing LLC	2,237,477	(2,237,477)	—		—
Scotia Capital (USA), Inc.	541,309	(541,309)	—		—
State Street Bank & Trust Co.	740,089	(740,089)	—		—
Wells Fargo Bank N.A.	845,079	(845,079)	—		—
Wells Fargo Securities LLC	2,959,494	(2,959,494)	—		—

	$119,535,800	$(119,535,800)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

BBB Rated Corporate Bond	0.15%
Broad USD Investment Grade Corporate Bond	0.04
1-5 Year Investment Grade Corporate Bond	0.04
5-10 Year Investment Grade Corporate Bond	0.04
10+ Year Investment Grade Corporate Bond	0.04

Prior to December 16, 2022, for its investment advisory services to each of the iShares 1-5 Year Investment Grade Corporate Bond, iShares 5-10 Year Investment Grade Corporate Bond and iShares 10+ Year Investment Grade Corporate Bond ETFs, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of each Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	255

Notes to Financial Statements  (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

BBB Rated Corporate Bond	$2,364
Broad USD Investment Grade Corporate Bond	691,538
1-5 Year Investment Grade Corporate Bond	1,557,719
5-10 Year Investment Grade Corporate Bond	1,092,220
10+ Year Investment Grade Corporate Bond	125,668

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Broad USD Investment Grade Corporate Bond	$44,122,685	$2,398,665	$(361,582)
1-5 Year Investment Grade Corporate Bond	896,826,861	20,630,877	(2,748,584)
5-10 Year Investment Grade Corporate Bond	97,355,225	780,828,231	(77,878,954)
10+ Year Investment Grade Corporate Bond	8,067,027	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

BBB Rated Corporate Bond	$6,147,113	$4,194,528
Broad USD Investment Grade Corporate Bond	859,314,599	770,187,705
1-5 Year Investment Grade Corporate Bond	5,934,899,970	5,692,322,639
5-10 Year Investment Grade Corporate Bond	2,529,252,578	2,427,436,587
10+ Year Investment Grade Corporate Bond	162,673,012	127,923,825

256	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

For the year ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

BBB Rated Corporate Bond	$3,879,500	$40,893,494
Broad USD Investment Grade Corporate Bond	4,117,951,116	1,602,344,114
1-5 Year Investment Grade Corporate Bond	7,884,476,456	4,942,284,978
5-10 Year Investment Grade Corporate Bond	3,452,459,678	2,253,500,374
10+ Year Investment Grade Corporate Bond	794,522,768	859,972,937

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

BBB Rated Corporate Bond	$(7,307,885)	$7,307,885
Broad USD Investment Grade Corporate Bond	(77,904,981)	77,904,981
1-5 Year Investment Grade Corporate Bond	(114,523,467)	114,523,467
5-10 Year Investment Grade Corporate Bond	(127,257,969)	127,257,969
10+ Year Investment Grade Corporate Bond	(83,224,312)	83,224,312

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/23	Period Ended 02/28/22

BBB Rated Corporate Bond
Ordinary income	$1,613,872	$1,145,393

iShares ETF	Year Ended 02/28/23	Year Ended 02/28/22

Broad USD Investment Grade Corporate Bond
Ordinary income	$216,611,047	$142,126,169

1-5 Year Investment Grade Corporate Bond
Ordinary income	$467,995,751	$386,225,832
Long-term capital gains	3,450,112	38,586,064

	$471,445,863	$424,811,896

5-10 Year Investment Grade Corporate Bond
Ordinary income	$299,895,987	$263,020,139
Long-term capital gains	—	25,541,463

	$299,895,987	$288,561,602

10+ Year Investment Grade Corporate Bond
Ordinary income	$63,136,970	$80,304,059

N O T E S T O F I N A N C I A L S T A T E M E N T S	257

Notes to Financial Statements  (continued)

As of February 28, 2023, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses) (b)	Total

BBB Rated Corporate Bond	$71,615	$(507,250	)(c)	$(4,697,704)	$(5,133,339)
Broad USD Investment Grade Corporate Bond	26,258,179	(74,831,628)		(1,155,697,697)	(1,204,271,146)
1-5 Year Investment Grade Corporate Bond	62,987,844	(191,027,043)		(1,515,645,640)	(1,643,684,839)
5-10 Year Investment Grade Corporate Bond	34,616,401	(297,485,519)		(1,559,058,574)	(1,821,927,692)
10+ Year Investment Grade Corporate Bond	6,196,374	(49,738,805)		(446,787,898)	(490,330,329)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

(c)	Subject to limitation, amounts available to offset future realized capital gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BBB Rated Corporate Bond	$30,737,041	$32,899	$(4,730,603)	$(4,697,704)
Broad USD Investment Grade Corporate Bond	10,044,411,818	8,178,327	(1,163,876,027)	(1,155,697,700)
1-5 Year Investment Grade Corporate Bond	27,119,035,145	43,998,731	(1,559,644,372)	(1,515,645,641)
5-10 Year Investment Grade Corporate Bond	13,700,805,908	14,253,171	(1,573,311,745)	(1,559,058,574)
10+ Year Investment Grade Corporate Bond	2,147,503,067	770,499	(447,558,397)	(446,787,898)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

258	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Financials Sector Risk: Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/23		Period Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

BBB Rated Corporate Bond
Shares sold	300,000	$23,989,448	750,000	$75,080,638
Shares redeemed	(750,000)	(61,790,110)	—	—

	(450,000)	$(37,800,662)	750,000	$75,080,638

	Year Ended 02/28/23		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

Broad USD Investment Grade Corporate Bond
Shares sold	82,800,000	$4,226,077,150	95,650,000	$5,697,475,527
Shares redeemed	(32,300,000)	(1,657,860,972)	(77,850,000)	(4,626,393,716)

	50,500,000	$2,568,216,178	17,800,000	$1,071,081,811

1-5 Year Investment Grade Corporate Bond
Shares sold	161,150,000	$8,066,556,091	163,450,000	$8,903,354,387
Shares redeemed	(100,650,000)	(5,083,412,258)	(152,000,000)	(8,259,015,160)

	60,500,000	$2,983,143,833	11,450,000	$644,339,227

5-10 Year Investment Grade Corporate Bond
Shares sold	68,800,000	$3,532,921,534	112,200,000	$6,685,662,988
Shares redeemed	(44,800,000)	(2,324,332,733)	(98,250,000)	(5,856,376,618)

	24,000,000	$1,208,588,801	13,950,000	$829,286,370

N O T E S T O F I N A N C I A L S T A T E M E N T S	259

Notes to Financial Statements  (continued)

	Year Ended 02/28/23		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

10+ Year Investment Grade Corporate Bond
Shares sold	16,200,000	$857,334,969	38,000,000	$2,598,074,795
Shares redeemed	(15,800,000)	(885,948,274)	(41,600,000)	(2,827,058,052)

	400,000	$(28,613,305)	(3,600,000)	$(228,983,257)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

260	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the five funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

iShares BBB Rated Corporate Bond ETF(1)

iShares Broad USD Investment Grade Corporate Bond ETF(2)

iShares 1-5 Year Investment Grade Corporate Bond ETF(2)

iShares 5-10 Year Investment Grade Corporate Bond ETF(2)

iShares 10+ Year Investment Grade Corporate Bond ETF(2)

(1) Statement of operations for the year ended February 28, 2023, and statements of changes in net assets for the year ended February 28, 2023 and the period May 18, 2021 (commencement of operations) to February 28, 2022.

(2) Statements of operations for the year ended February 28, 2023 and statements of changes in net assets for each of the two years in the period ended February 28, 2023.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 20, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	261

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended February 28, 2023:

iShares ETF	20% Rate Long-Term Capital Gain Dividends

1-5 Year Investment Grade Corporate Bond	$3,450,112

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2023:

iShares ETF	Federal Obligation Interest

BBB Rated Corporate Bond	$2,783
Broad USD Investment Grade Corporate Bond	273,120
1-5 Year Investment Grade Corporate Bond	149,737
5-10 Year Investment Grade Corporate Bond	189,257
10+ Year Investment Grade Corporate Bond	25,302

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2023:

iShares ETF	Interest Dividends

BBB Rated Corporate Bond	$1,305,231
Broad USD Investment Grade Corporate Bond	226,133,575
1-5 Year Investment Grade Corporate Bond	490,665,475
5-10 Year Investment Grade Corporate Bond	306,752,507
10+ Year Investment Grade Corporate Bond	62,533,574

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2023:

iShares ETF	Interest-Related Dividends

BBB Rated Corporate Bond	$1,140,448
Broad USD Investment Grade Corporate Bond	161,249,237
1-5 Year Investment Grade Corporate Bond	320,286,848
5-10 Year Investment Grade Corporate Bond	204,218,665
10+ Year Investment Grade Corporate Bond	48,762,802

262	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares BBB Rated Corporate Bond ETF, iShares Broad USD Investment Grade Corporate Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	263

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

BBB Rated Corporate Bond	$2.710438	$0.731464	$—	$3.441902	79%	21%	—%	100%
Broad USD Investment Grade Corporate Bond	1.585040	—	—	1.585040	100	—	—	100
1-5 Year Investment Grade Corporate Bond	1.075336	0.007600	—	1.082936	99	1	—	100
10+ Year Investment Grade Corporate Bond	2.293844	—	—	2.293844	100	—	—	100

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (“AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, the Company is only required to comply with certain disclosure, reporting and transparency obligations of AIFMD because it has registered the iShares 1-5 Year Investment Grade Corporate Bond ETF and iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Funds”) to be marketed to investors in the EU and/or UK.

Report on Remuneration

The Company is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions

264	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited) (continued)

are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2022 was USD 4,121 million. This figure is comprised of fixed remuneration of USD 685 million and variable remuneration of USD 3,436 million. There was a total of 8 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2022, to its senior management was USD 2,958 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 970 million. These figures relate to the entire Company and not to the Funds.

Disclosures Under the EU Sustainable Finance Disclosure Regulation

The iShares 1-5 Year Investment Grade Corporate Bond ETF and iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

S U P P L E M E N T A L I N F O R M A T I O N	265

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 377 funds as of February 28, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (66)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (67)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (68)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

266	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited) (continued)

Interested Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State Investment Funds Committee (since 2022).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	267

Trustee and Officer Information (unaudited) (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.

268	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	269

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company

SOFR	Secured Overnight Financing Rate

270	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-212-0223

FEBRUARY 28, 2023

2023 Annual Report

iShares Trust

•	iShares Agency Bond ETF | AGZ | NYSE Arca

•	iShares Government/Credit Bond ETF | GBF | NYSE Arca

•	iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX

•	iShares MBS ETF | MBB | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%
U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)
International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)
Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. government bonds and high-quality corporate issues, as represented by the Bloomberg Government/Credit Bond Index, declined -10.06% during the 12 months ended February 28, 2023 (the “reporting period”), slightly behind the -9.72% return of the Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance.

The poor return for the fixed-income market reflected the backdrop of elevated inflation and rising short-term interest rates. Consumer price inflation—which began to rise in late 2021—took another leg higher following Russia’s invasion of Ukraine in early 2022, with year-over-year increases of over 8% in each month from March to September. While inflation showed signs of cooling in late 2022, it nonetheless remained in a range of 6.0% to 7.1% over the final four months of the period – well above the U.S. Federal Reserve’s (Fed’s) stated target of 2%.

The Fed responded to rising inflation by winding down its stimulative quantitative easing program and beginning to raise interest rates aggressively. The Fed boosted short-term rates eight times over the course of the 12-month period, moving the benchmark fed funds rate from a range of 0.0%-0.25% to 4.50%-4.75%. This represented the fastest increase in such a short span of time in decades. In addition, the Fed’s communications repeatedly stated the central bank’s intent to remain steadfast in its commitment to fighting inflation. This approach quashed periodic hopes for a pivot toward a less restrictive policy, and it prompted investors to ratchet up their expectations for the likely “terminal rate;” in other words, the level at which the Fed could stop raising rates.

These circumstances created significant headwinds for the fixed-income market. The yield on the two-year U.S. Treasury note rose from 1.43% to 4.82% (as its price fell) over the course of the year, while the 10-year yield climbed from 1.83% to 3.92%. As a result of these moves, the yield curve reached its highest level of inversion (in other words, the extent to which short-term rates exceed longer-term rates) since 1981. Typically, an inverted yield curve is seen as a precursor to a recession.

Mortgage-backed securities (MBS) slightly outperformed U.S. Treasuries. However, the category finished with a negative absolute return given that the Fed’s decision to end its quantitative easing policy reduced a key source of demand.

Investment-grade corporate bonds underperformed Treasuries by a modest margin, with lower-quality and longer-dated securities experiencing the weakest returns. Investors’ reduced appetite for risk contributed to an increase in yield spreads versus government issues over the first eight months of the period, as did concerns that the combination of rising inflation and slowing economic growth would crimp both profit margins and earnings. Corporates experienced improving relative performance from November onward, however, offsetting most of the category’s previous shortfall. Notably, the absolute yields on corporate bonds increased considerably during the period. According to the Federal Reserve Bank of St. Louis, the yield on the ICE BofA US Corporate Index climbed above 6% in October 2022—its highest level since mid-2009—and finished February 2023 at 5.58%, up from 3.12% a year earlier.

4	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® Agency Bond ETF

Investment Objective

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(5.89)%	0.94%	0.99%	(5.89)%	4.80%	10.37%
Fund Market	(5.74)	0.98	1.02	(5.74)	5.00	10.72
Index	(5.94)	0.83	0.96	(5.94)	4.22	10.06

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 986.10	$ 0.98		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)
U.S. Government & Agency Obligations	97.1%
Corporate Bonds & Notes	2.6
Foreign Government Obligations	0.3

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
0-1 Year	8.0%
1-5 Years	71.3
5-10 Years	14.3
10-15 Years	2.4
15-20 Years	3.1
More than 20 Years	0.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® Government/Credit Bond ETF

Investment Objective

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(10.22)%	0.51%	1.02%	(10.22)%	2.59%	10.70%
Fund Market	(10.26)	0.53	1.02	(10.26)	2.69	10.71
Index	(10.06)	0.73	1.22	(10.06)	3.70	12.90

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 978.80	$ 0.98		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

6	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023 (continued)	iShares® Government/Credit Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	61.3%
Aa	2.6
A	15.1
Baa	18.4
Ba	0.7
Not Rated	1.9

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)
U.S. Government & Agency Obligations	59.5%
Corporate Bonds & Notes	35.9
Foreign Government Obligations	3.7
Municipal Debt Obligations	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023	iShares® Intermediate Government/Credit Bond ETF

Investment Objective

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(6.36)%	0.84%	0.93%	(6.36)%	4.25%	9.66%
Fund Market	(6.35)	0.84	0.91	(6.35)	4.25	9.49
Index	(6.22)	1.01	1.11	(6.22)	5.16	11.65

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 987.80	$ 0.99		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

8	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023 (continued)	iShares® Intermediate Government/Credit Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	63.4%
Aa	2.2
A	15.1
Baa	15.3
Ba	0.4
Not Rated	3.6

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)
U.S. Government & Agency Obligations	63.9%
Corporate Bonds & Notes	32.3
Foreign Government Obligations	3.6
Municipal Debt Obligations	0.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2023	iShares® MBS ETF

Investment Objective

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/or guaranteed by U.S. government agencies, as represented by the Bloomberg U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(9.01)%	(0.09)%	0.65%	(9.01)%	(0.47)%	6.70%
Fund Market	(8.96)	(0.15)	0.64	(8.96)	(0.76)	6.55
Index	(9.10)	(0.05)	0.82	(9.10)	(0.27)	8.47

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 975.30	$ 0.15		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

10	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023 (continued)	iShares® MBS ETF

Portfolio Information

ISSUER ALLOCATION

Issuer	Percentage of Total Investments	(a)
Uniform Mortgage-Backed Securities	64.6%
Government National Mortgage Association	22.4
Federal Home Loan Mortgage Corp.	7.1
Federal National Mortgage Association	5.9

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
1-5 Years	0.2%
5-10 Years	2.7
10-15 Years	10.2
15-20 Years	3.1
20-25 Years	15.1
25-30 Years	60.4
30-35 Years	8.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 2.6%
Private Export Funding Corp.
Series KK, 3.55%, 01/15/24	$6,625	$6,511,580
Series PP, 1.40%, 07/15/28	13,100	10,991,031

		17,502,611

Total Corporate Bonds & Notes — 2.6% (Cost: $19,814,202)		17,502,611

Foreign Government Obligations(a)

Israel — 0.3%
Israel Government AID Bond
5.13%, 11/01/24	1,110	1,108,912
5.50%, 04/26/24	550	550,918
5.50%, 09/18/33	368	398,993

		2,058,823

Total Foreign Government Obligations — 0.3% (Cost: $2,241,194)		2,058,823

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 88.6%
Federal Farm Credit Banks Funding Corp.
0.13%, 03/09/23	65	64,928
0.32%, 08/10/23 (Call 03/07/23)	8,998	8,799,504
1.10%, 03/03/27 (Call 03/07/23)	6,000	5,210,280
1.13%, 01/06/25	10,350	9,653,548
1.15%, 08/12/30 (Call 03/07/23)	15,100	11,752,934
2.47%, 07/18/35	1,000	741,790
3.11%, 08/05/48	1,000	734,640
3.33%, 07/12/32	2,000	1,831,900
4.88%, 10/27/32	2,500	2,566,225
Federal Home Loan Banks
0.63%, 11/27/24 (Call 02/28/23)	3,855	3,561,827
0.90%, 02/26/27 (Call 05/26/23)	20,560	17,702,571
0.96%, 03/05/26 (Call 03/05/23)	45,000	40,148,550
1.00%, 07/27/26 (Call 03/27/23)	15,000	13,201,800
1.00%, 02/26/27 (Call 05/26/23)	8,265	7,142,696
1.10%, 11/15/24 (Call 03/15/23)	7,900	7,346,763
1.10%, 08/20/26 (Call 03/20/23)	12,000	10,491,720
1.20%, 12/23/24 (Call 03/23/23)	40,985	38,166,871
1.50%, 08/15/24	14,025	13,332,866
1.61%, 09/04/24	71,150	67,455,421
1.88%, 03/14/24 (Call 03/14/23)	15,000	14,467,650
2.13%, 06/09/23	15	14,882
2.13%, 09/14/29	250	218,428
2.13%, 12/14/29	10,000	8,663,000
2.32%, 03/28/25 (Call 03/28/23)	15,000	14,165,250
2.38%, 03/14/25	7,650	7,262,528
2.75%, 06/28/24	11,005	10,661,424
3.13%, 06/13/25	21,055	20,269,017
3.25%, 11/16/28	5,750	5,466,468
4.44%, 05/26/32 (Call 05/26/23)	200	189,476
4.50%, 12/12/25	3,000	2,992,050
5.38%, 08/15/24	500	500,650
5.50%, 07/15/36	600	669,738
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(b)	27,614	24,274,915
0.00%, 12/14/29(b)	4,600	3,410,532

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
0.75%, 05/28/25 (Call 02/28/23)	$7,500	$6,831,375
6.25%, 07/15/32	10,467	12,134,498
6.75%, 03/15/31	8,500	9,976,025
Series 1, 0.00%, 11/15/38(b)	7,523	3,726,443
Federal National Mortgage Association
0.30%, 08/03/23 (Call 05/03/23)	99	96,936
0.50%, 06/17/25	18	16,352
0.50%, 11/07/25	13,380	12,008,951
0.63%, 04/22/25	1,560	1,428,679
0.75%, 10/08/27	2,850	2,440,854
0.88%, 12/18/26 (Call 03/18/23)	22,962	19,944,104
0.88%, 08/05/30	1,530	1,211,867
1.63%, 10/15/24	39,312	37,267,383
1.63%, 08/24/35 (Call 05/24/23)	5,000	3,421,050
1.88%, 09/24/26	20,825	19,089,236
2.88%, 09/12/23	9	8,890
6.63%, 11/15/30	16,582	19,211,242
7.13%, 01/15/30	319	374,857
7.25%, 05/15/30	2,286	2,718,351
Federal National Mortgage Association Principal STRIPS, 0.00%, 01/15/30(b)	910	674,838
Resolution Funding Corp. Interest STRIPS, 0.00%, 01/15/30(b)	2,100	1,530,858
Resolution Funding Corp. Principal STRIPS, 0.00%, 01/15/30(b)	5,000	3,677,550
Tennessee Valley Authority
0.75%, 05/15/25	1,000	913,260
1.50%, 09/15/31	50	39,634
2.88%, 09/15/24	4,510	4,354,180
4.25%, 09/15/52	2,500	2,262,925
4.25%, 09/15/65	2,406	2,136,769
4.88%, 01/15/48	83	82,395
5.25%, 09/15/39	15,825	16,472,717
5.50%, 06/15/38	482	516,145
5.88%, 04/01/36	5,916	6,583,502
7.13%, 05/01/30	47	54,626
Series B, 4.70%, 07/15/33	4,462	4,505,638
Series E, 6.75%, 11/01/25	37,105	38,945,408

		607,790,380

U.S. Government Obligations — 7.0%
U.S. Treasury Note/Bond
0.05%, 11/30/23(c)(d)	40,200	38,754,215
3.88%, 01/15/26	7,600	7,469,969
3.88%, 12/31/27	1,400	1,379,547
3.88%, 12/31/29	100	98,781
4.00%, 11/15/52	800	814,750

		48,517,262

Total U.S. Government & Agency Obligations — 95.6% (Cost: $693,929,684)		656,307,642

Total Long-Term Investments — 98.5% (Cost: $715,985,080)		675,869,076

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2023	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	44,821	$44,821,030

Total Short-Term Securities — 6.5% (Cost: $44,821,030)		44,821,030

Total Investments — 105.0% (Cost: $760,806,110)		720,690,106

Liabilities in Excess of Other Assets — (5.0)%		(34,515,799)

Net Assets — 100.0%		$686,174,307

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Zero-coupon bond.
(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$12,750,000	$32,071,030	(a)	$—	$—	$—	$44,821,030	44,821	$143,911	(b)	$16

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$17,502,611	$—	$17,502,611
Foreign Government Obligations	—	2,058,823	—	2,058,823
U.S. Government & Agency Obligations	—	656,307,642	—	656,307,642
Short-Term Securities
Money Market Funds	44,821,030	—	—	44,821,030

	$44,821,030	$675,869,076	$—	$720,690,106

See notes to financial statements.

14	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$25	$24,002
4.75%, 03/30/30 (Call 12/30/29)	20	19,053
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	25	20,524
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	20	19,414
WPP Finance 2010, 3.75%, 09/19/24	24	23,260

		106,253

Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 03/31/23)	5	4,540
2.25%, 06/15/26 (Call 03/15/26)	25	22,557
3.10%, 05/01/26 (Call 03/01/26)	20	18,606
3.20%, 03/01/29 (Call 12/01/28)	15	13,200
3.60%, 05/01/34 (Call 02/01/34)	20	16,201
3.63%, 03/01/48 (Call 09/01/47)	10	6,837
5.04%, 05/01/27 (Call 03/01/27)	25	24,626
5.71%, 05/01/40 (Call 11/01/39)	55	52,671
5.81%, 05/01/50 (Call 11/01/49)	80	76,281
5.93%, 05/01/60 (Call 11/01/59)	26	24,462
6.88%, 03/15/39	30	32,108
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	5	4,817
3.63%, 04/01/30 (Call 01/01/30)	35	32,614
4.25%, 04/01/40 (Call 10/01/39)	15	13,604
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	5	4,712
4.95%, 08/15/25 (Call 05/15/25)	5	4,871
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	100	96,220
Lockheed Martin Corp.
3.80%, 03/01/45 (Call 09/01/44)	25	20,635
4.09%, 09/15/52 (Call 03/15/52)	35	30,082
4.50%, 05/15/36 (Call 11/15/35)	10	9,537
4.70%, 05/15/46 (Call 11/15/45)	15	14,155
4.95%, 10/15/25 (Call 09/15/25)	15	15,033
5.25%, 01/15/33 (Call 10/15/32)	10	10,252
5.90%, 11/15/63 (Call 05/15/63)	15	16,602
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	10	7,943
5.25%, 05/01/50 (Call 11/01/49)	30	29,591
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	25	16,433
3.03%, 03/15/52 (Call 09/15/51)	30	20,724
3.13%, 05/04/27 (Call 02/04/27)	100	92,684
3.75%, 11/01/46 (Call 05/01/46)	50	39,346
4.50%, 06/01/42	10	8,988
4.63%, 11/16/48 (Call 05/16/48)	50	45,433

		826,365

Agriculture — 0.5%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	15	11,319
3.40%, 05/06/30 (Call 02/06/30)	5	4,305
3.70%, 02/04/51 (Call 08/04/50)	10	6,344
3.88%, 09/16/46 (Call 03/16/46)	20	13,373
4.45%, 05/06/50 (Call 11/06/49)	10	7,090
4.80%, 02/14/29 (Call 11/14/28)	45	43,170
5.38%, 01/31/44	20	17,417
5.80%, 02/14/39 (Call 08/14/38)	25	23,001

Security	Par (000)	Value

Agriculture (continued)
5.95%, 02/14/49 (Call 08/14/48)	$25	$22,372
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	20	17,221
3.25%, 03/27/30 (Call 12/27/29)	10	8,999
4.50%, 03/15/49 (Call 09/15/48)	10	9,137
5.38%, 09/15/35	14	14,387
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	50	41,914
2.79%, 09/06/24 (Call 08/06/24)	72	68,987
3.22%, 08/15/24 (Call 06/15/24)	57	54,947
3.56%, 08/15/27 (Call 05/15/27)	25	22,783
3.98%, 09/25/50 (Call 03/25/50)	25	16,475
4.39%, 08/15/37 (Call 02/15/37)	50	38,795
4.74%, 03/16/32 (Call 12/16/31)	15	13,397
4.91%, 04/02/30 (Call 01/02/30)	75	69,276
5.28%, 04/02/50 (Call 02/02/49)	20	15,900
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	45	39,983
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	10	9,120
2.75%, 05/14/31 (Call 02/14/31)	40	32,896
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	5	4,044
2.88%, 05/01/24 (Call 04/01/24)	25	24,275
3.38%, 08/11/25 (Call 05/11/25)	50	47,952
3.38%, 08/15/29 (Call 05/15/29)	25	22,469
3.88%, 08/21/42	25	19,021
4.25%, 11/10/44	21	16,735
4.88%, 11/15/43	15	13,075
5.00%, 11/17/25	10	9,946
5.13%, 11/15/24	10	9,971
5.38%, 02/15/33 (Call 11/15/32)	35	34,414
5.63%, 11/17/29 (Call 09/17/29)	10	10,135

		834,645

Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	10	9,466
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	11	9,642
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30	7	6,394
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	10	7,998
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	9	7,968
Series 2019-1, Class AA, 2.75%, 11/15/33	9	7,298
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	5	4,978
United Airlines Pass Through Trust
Series 2014-2, Class A, 3.75%, 03/03/28	24	22,765
Series 2020-1, Class A, 5.88%, 04/15/29	19	18,706
Series 2020-1, Class B, 4.88%, 07/15/27	29	27,960

		123,175

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	25	23,016
2.85%, 03/27/30 (Call 12/27/29)	10	8,897
3.38%, 03/27/50 (Call 09/27/49)	10	7,781
3.63%, 05/01/43 (Call 11/01/42)	25	20,487
3.88%, 11/01/45 (Call 05/01/45)	15	12,862
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	20	19,529

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	$5	$3,974
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	10	9,369
2.95%, 04/23/30 (Call 01/23/30)	20	16,517

		122,432

Auto Manufacturers — 0.3%
American Honda Finance Corp.
1.80%, 01/13/31	10	7,993
2.00%, 03/24/28	10	8,650
2.25%, 01/12/29	25	21,454
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	25	19,817
2.60%, 09/01/50 (Call 03/01/50)	5	3,154
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	20	18,911
5.00%, 04/01/35	20	17,757
5.20%, 04/01/45	10	8,248
5.40%, 10/15/29 (Call 08/15/29)	10	9,618
5.40%, 04/01/48 (Call 10/01/47)	30	24,982
5.60%, 10/15/32 (Call 07/15/32)(a)	15	14,262
5.95%, 04/01/49 (Call 10/01/48)	25	22,499
6.60%, 04/01/36 (Call 10/01/35)	20	19,995
6.80%, 10/01/27 (Call 08/01/27)	20	20,868
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	35	30,560
2.35%, 01/08/31 (Call 10/08/30)	35	26,888
2.70%, 06/10/31 (Call 03/10/31)	25	19,563
2.75%, 06/20/25 (Call 05/20/25)	10	9,382
4.00%, 10/06/26 (Call 07/06/26)	25	23,707
PACCAR Financial Corp., 1.10%, 05/11/26	10	8,877
Toyota Motor Credit Corp.
1.65%, 01/10/31	10	7,945
3.05%, 03/22/27	25	23,269
3.05%, 01/11/28	100	92,023
3.65%, 08/18/25	10	9,657
4.45%, 06/29/29	10	9,780

		479,859

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	25	15,054
4.40%, 10/01/46 (Call 04/01/46)	10	7,560
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 03/31/23)	20	18,849
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	45	40,404
3.38%, 03/15/25 (Call 12/15/24)	25	23,969
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	5	4,276
3.55%, 01/15/52 (Call 07/15/51)	15	9,369
4.25%, 05/15/29 (Call 02/15/29)	5	4,575
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	10	8,307

		132,363

Banks — 8.6%
Banco Santander SA
1.85%, 03/25/26	200	177,610
5.15%, 08/18/25	50	49,312
Bank of America Corp.
2.30%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.220%)(b)	50	39,108
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	60	56,933

Security	Par (000)	Value

Banks (continued)
2.48%, 09/21/36 (Call 09/21/31), (5 year CMT + 1.200%)(b)	$50	$37,448
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	65	53,498
2.57%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.210%)(b)	30	23,899
2.59%, 04/29/31 (Call 04/29/30), (1 day SOFR + 2.150%)(b)	45	37,170
2.68%, 06/19/41 (Call 06/19/40), (1 day SOFR + 1.930%)(b)	75	51,493
2.69%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.320%)(b)	65	52,719
2.97%, 02/04/33 (Call 02/04/32), (1 day SOFR + 1.330%)(b)	20	16,370
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	40	38,412
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	75	65,107
3.25%, 10/21/27 (Call 10/21/26)	70	64,490
3.31%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.580%)(b)	50	37,249
3.38%, 04/02/26 (Call 04/02/25), (1 day SOFR + 1.330%)(b)	25	23,914
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	90	82,144
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	60	58,645
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	75	70,501
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	62	57,504
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(b)	70	58,700
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(b)	50	40,202
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	50	46,949
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(b)	20	16,774
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	25	21,576
4.57%, 04/27/33 (Call 04/27/32), (1 day SOFR + 1.830%)(b)	35	32,527
4.83%, 07/22/26 (Call 07/22/25), (1 day SOFR + 1.750%)(b)	5	4,920
4.95%, 07/22/28 (Call 07/22/27), (1 day SOFR + 2.040%)(b)	20	19,568
5.00%, 01/21/44	50	47,413
5.02%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.160%)(b)	80	76,962
5.08%, 01/20/27 (Call 01/20/26)	10	9,890
5.88%, 02/07/42	55	57,389
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32), (5 year CMT + 1.400%)(b)	20	15,695
3.80%, 12/15/32 (Call 12/15/27), (5 year USD Swap + 1.432%)(b)	40	35,765
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24	30	28,552
2.80%, 05/04/26 (Call 02/04/26)	50	46,674
3.25%, 09/11/24 (Call 08/11/24)	60	58,240
3.40%, 01/29/28 (Call 10/29/27)	55	50,966
3.85%, 04/28/28	25	23,718
Bank of Nova Scotia (The)
0.65%, 07/31/24	75	70,165
1.30%, 06/11/25(a)	60	54,799
2.70%, 08/03/26	60	55,061
3.45%, 04/11/25	10	9,615
4.50%, 12/16/25	95	92,087
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	40	39,078
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31), (1 year CMT + 1.200%)(b)	200	155,886
4.38%, 01/12/26	200	193,286

16	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
1.25%, 06/22/26 (Call 05/22/26)	$95	$83,432
2.25%, 01/28/25	15	14,166
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(b)	40	32,093
2.57%, 06/03/31 (Call 06/03/30), (1 day SOFR + 2.107%)(b)	30	24,598
2.67%, 01/29/31 (Call 01/29/30), (1 day SOFR + 1.146%)(b)	45	37,483
2.90%, 11/03/42 (Call 11/03/41), (1 day SOFR + 1.379%)(b) .	30	20,892
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(b)	20	18,990
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	35	32,070
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)	25	23,157
3.70%, 01/12/26	85	81,557
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(b)	30	26,093
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	30	28,220
4.13%, 07/25/28	15	14,028
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(b)	15	12,728
4.41%, 03/31/31 (Call 03/31/30), (1 day SOFR + 3.914%)(b)	50	46,571
4.45%, 09/29/27	80	76,458
4.65%, 07/30/45	25	22,132
4.65%, 07/23/48 (Call 06/23/48)	34	30,429
4.75%, 05/18/46	30	25,838
4.91%, 05/24/33 (Call 05/24/32), (1 day SOFR + 2.086%)(b)	45	42,733
6.27%, 11/17/33 (Call 11/17/32), (1 day SOFR + 2.338%)(b)	55	57,713
6.63%, 06/15/32	45	47,502
8.13%, 07/15/39	10	12,698
Citizens Financial Group Inc.
2.64%, 09/30/32 (Call 07/02/32)	15	11,428
5.64%, 05/21/37 (Call 05/21/32), (5 year CMT + 2.750%)(b)	10	9,393
Comerica Bank, 4.00%, 07/27/25	50	48,123
Cooperatieve Rabobank UA, 5.25%, 05/24/41	50	52,096
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	250	233,227
Credit Suisse Group AG, 4.55%, 04/17/26	150	134,023
Deutsche Bank AG, 6.12%, 07/14/26 (Call 07/14/25), (1 day SOFR + 3.190%)(b)	210	209,826
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(b)	25	22,138
2.38%, 01/28/25 (Call 12/29/24)	60	56,665
2.55%, 05/05/27 (Call 04/05/27)	10	9,062
3.95%, 03/14/28 (Call 02/14/28)	20	18,948
6.36%, 10/27/28 (Call 10/27/27), (1 day SOFR + 2.192%)(b)	10	10,303
8.25%, 03/01/38	10	12,462
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3 mo. SOFR + 2.465%)(b)	55	51,701
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	75	72,563
Goldman Sachs Capital I, 6.35%, 02/15/34	25	26,144
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (1 day SOFR + 1.090%)(b)	50	38,418
2.38%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.248%)(b)	50	39,291
2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(b)	50	40,187
2.65%, 10/21/32 (Call 10/21/31), (1 day SOFR + 1.264%)(b)	30	23,924
2.91%, 07/21/42 (Call 07/21/41), (1 day SOFR + 1.472%)(b)	25	17,391
3.10%, 02/24/33 (Call 02/24/32), (1 day SOFR + 1.410%)(b)	50	41,212
3.75%, 02/25/26 (Call 11/25/25)	5	4,778
3.80%, 03/15/30 (Call 12/15/29)	60	54,451
3.85%, 01/26/27 (Call 01/26/26)	30	28,407

Security	Par (000)	Value

Banks (continued)
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(b)	$50	$41,459
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	10	9,366
4.25%, 10/21/25	80	77,530
4.48%, 08/23/28 (Call 08/23/27), (1 day SOFR + 1.725%)(b)	10	9,586
4.75%, 10/21/45 (Call 04/21/45)	40	35,725
5.15%, 05/22/45	55	50,850
6.25%, 02/01/41	40	42,808
6.45%, 05/01/36	20	20,797
6.75%, 10/01/37	25	26,621
HSBC Holdings PLC
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(b)	150	134,682
4.29%, 09/12/26 (Call 09/15/25), (3 mo. LIBOR US + 1.348%)(b)	200	192,594
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(b)	200	188,044
4.95%, 03/31/30	200	192,676
8.11%, 11/03/33 (Call 11/03/32), (1 day SOFR + 4.250%)(b)	50	55,041
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	35	33,667
4.00%, 05/15/25 (Call 04/15/25)	60	58,289
JPMorgan Chase & Co.
1.05%, 06/23/27 (Call 12/23/25)	10	8,425
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(b)	10	8,845
1.76%, 11/19/31 (Call 11/19/30), (3 mo. SOFR + 1.105%)(b)	60	46,213
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(b)	10	9,304
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(b)	35	32,514
2.18%, 06/01/28 (Call 06/01/27), (1 day SOFR + 1.890%)(b)	30	26,258
2.52%, 04/22/31 (Call 04/22/30), (1 day SOFR + 2.040%)(b)	50	41,384
2.58%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.250%)(b)	75	60,739
2.96%, 05/13/31 (Call 05/13/30), (1 day SOFR + 2.515%)(b)	51	42,855
2.96%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.260%)(b)	50	41,193
3.11%, 04/22/41 (Call 04/22/40), (1 day SOFR + 2.460%)(b)	30	22,159
3.11%, 04/22/51 (Call 04/22/50), (1 day SOFR + 2.440%)(b)	50	34,131
3.16%, 04/22/42 (Call 04/22/41), (1 day SOFR + 2.460%)(b)	100	73,803
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	40	39,039
3.33%, 04/22/52 (Call 04/22/51), (1 day SOFR + 1.580%)(b)	50	35,479
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(b)	10	9,028
3.88%, 09/10/24	25	24,391
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(b)	35	29,154
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(b)	25	19,859
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(b)	50	40,169
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	25	20,369
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	25	21,123
4.49%, 03/24/31 (Call 03/24/30), (3 mo. SOFR + 3.790%)(b)	75	70,746
4.59%, 04/26/33 (Call 04/26/32), (1 day SOFR + 1.800%)(b)	50	46,626
4.91%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.080%)(b)	45	43,072
5.63%, 08/16/43	30	29,812
5.72%, 09/14/33 (Call 09/14/32), (1 day SOFR + 2.580%)(b)	50	49,515
8.00%, 04/29/27	55	61,593

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyCorp
2.25%, 04/06/27	$10	$8,902
2.55%, 10/01/29	10	8,461
4.10%, 04/30/28	50	47,422
4.79%, 06/01/33 (Call 06/01/32), (1 day SOFR + 2.060%)(b)	15	14,070
Korea Development Bank (The), 3.00%, 01/13/26	200	188,288
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	20	11,553
0.38%, 07/18/25	15	13,559
0.50%, 09/20/24	185	172,468
0.63%, 01/22/26	40	35,760
1.00%, 10/01/26	10	8,864
1.75%, 09/14/29	15	12,959
2.00%, 05/02/25	119	112,161
2.50%, 11/20/24	130	124,610
2.88%, 04/03/28	80	74,898
3.13%, 06/10/25	5	4,825
3.38%, 08/23/24	10	9,750
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	80	71,535
0.88%, 09/03/30	45	35,378
1.75%, 07/27/26	10	9,124
2.00%, 01/13/25	10	9,482
2.38%, 06/10/25	5	4,735
Series 37, 2.50%, 11/15/27	10	9,220
Series 40, 0.50%, 05/27/25	5	4,544
Lloyds Banking Group PLC, 3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(b)	250	226,970
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1 year CMT + 0.550%)(b)	300	280,158
1.54%, 07/20/27 (Call 07/20/26), (1 year CMT + 0.750%)(b)	300	262,290
Mizuho Financial Group Inc., 1.23%, 05/22/27 (Call 05/22/26), (1 year CMT + 0.670%)(b)	200	173,368
Morgan Stanley
1.59%, 05/04/27 (Call 04/04/27), (1 day SOFR + 0.879%)(b)	15	13,247
1.93%, 04/28/32 (Call 04/28/31), (1 day SOFR + 1.020%)(b)	70	53,545
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(b)	30	27,940
2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(b)	25	19,453
2.48%, 09/16/36 (Call 09/16/31), (1 day SOFR + 1.360%)(b)	85	63,373
2.51%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.200%)(b)	70	55,299
2.70%, 01/22/31 (Call 01/22/30), (1 day SOFR + 1.143%)(b)	25	20,882
2.80%, 01/25/52 (Call 07/25/51), (1 day SOFR + 1.430%)(b)	65	41,859
3.62%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.120%)(b)	70	61,946
3.70%, 10/23/24	95	92,547
3.88%, 01/27/26	20	19,248
4.00%, 07/23/25	150	146,146
4.30%, 01/27/45	25	21,499
4.38%, 01/22/47	40	34,816
4.68%, 07/17/26 (Call 07/17/25), (1 day SOFR + 1.669%)(b)	10	9,807
5.00%, 11/24/25	160	158,333
5.30%, 04/20/37 (Call 04/20/32), (1 day SOFR + 2.620%)(b)	30	27,911
5.60%, 03/24/51 (Call 03/24/50), (1 day SOFR + 4.480%)(b)	25	25,843
6.34%, 10/18/33 (Call 10/18/32), (1 day SOFR + 2.560%)(b)	40	42,183
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1 year CMT + 0.900%)(b)	200	175,666
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	200	196,488

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(b)	$40	$36,296
3.95%, 10/30/25	25	24,176
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	10	8,968
0.50%, 02/02/26	65	57,656
1.50%, 02/12/25	15	14,043
2.88%, 05/23/25	15	14,363
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1 day SOFR + 0.979%)(b)	15	12,167
3.45%, 04/23/29 (Call 01/23/29)	82	75,436
6.04%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.140%)(b)	50	51,976
Regions Financial Corp., 7.38%, 12/10/37	5	5,732
Royal Bank of Canada
0.65%, 07/29/24	35	32,776
1.15%, 06/10/25	40	36,514
2.25%, 11/01/24	40	38,071
2.30%, 11/03/31	10	8,025
3.97%, 07/26/24	10	9,816
5.00%, 02/01/33	50	48,782
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	60	57,103
4.50%, 07/17/25 (Call 04/17/25)	60	58,276
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (1 day SOFR + 0.940%)(b)	10	9,511
2.65%, 05/19/26	85	79,404
2.90%, 03/30/26 (Call 10/30/25), (1 day SOFR + 2.600%)(b)	50	47,589
3.30%, 12/16/24	10	9,686
3.55%, 08/18/25	10	9,645
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	200	166,006
2.14%, 09/23/30	30	23,522
2.70%, 07/16/24	245	235,835
3.35%, 10/18/27	25	22,998
3.78%, 03/09/26	75	71,644
SVB Financial Group
2.10%, 05/15/28 (Call 03/15/28)	45	37,804
3.50%, 01/29/25	91	87,829
4.35%, 04/29/28 (Call 04/29/27), (1 day SOFR + 1.713%)(b)	25	23,878
Toronto-Dominion Bank (The)
1.15%, 06/12/25	25	22,802
1.25%, 12/13/24	30	27,954
2.00%, 09/10/31	25	19,632
3.63%, 09/15/31 (Call 09/15/26), (5 year USD Swap + 2.205%)(b)	95	88,338
4.46%, 06/08/32	50	47,099
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	10	8,515
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(b)	20	17,808
2.50%, 08/01/24 (Call 07/01/24)	131	125,860
2.85%, 10/26/24 (Call 09/26/24)	10	9,658
3.70%, 06/05/25 (Call 05/05/25)	50	48,363
4.00%, 05/01/25 (Call 03/01/25)	25	24,365
4.12%, 06/06/28 (Call 06/06/27), (1 day SOFR + 1.368%)(b)	95	90,862
4.26%, 07/28/26 (Call 07/28/25), (1 day SOFR + 1.456%)(b)	10	9,749
6.12%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.300%)(b)	25	26,190
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	60	55,370
2.40%, 07/30/24 (Call 06/30/24)	35	33,624

18	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.60%, 09/11/24 (Call 08/11/24)	$135	$131,782
4.84%, 02/01/34 (Call 02/01/33)	50	47,852
5.73%, 10/21/26 (Call 10/21/25), (1 day SOFR + 1.430%)(b)	60	60,680
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3 mo. SOFR + 2.360%)(b)	15	13,266
Wachovia Corp., 5.50%, 08/01/35	15	14,789
Wells Fargo & Co.
2.19%, 04/30/26 (Call 04/29/25), (1 day SOFR + 2.000%)(b)	25	23,256
2.39%, 06/02/28 (Call 06/02/27), (1 day SOFR + 2.100%)(b)	60	53,079
2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(b)	55	46,797
3.00%, 04/22/26	25	23,338
3.00%, 10/23/26	75	69,292
3.07%, 04/30/41 (Call 04/30/40), (1 day SOFR + 2.530%)(b)	80	58,187
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(b)	85	78,745
3.90%, 05/01/45	15	11,903
4.10%, 06/03/26	75	72,017
4.15%, 01/24/29 (Call 10/24/28)	50	46,830
4.61%, 04/25/53 (Call 04/25/52), (1 day SOFR + 2.130%)(b)	25	21,669
4.81%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.980%)(b)	25	24,346
4.90%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.100%)(b)	30	28,628
4.90%, 11/17/45	30	26,514
5.01%, 04/04/51 (Call 04/04/50), (1 day SOFR + 4.502%)(b)	80	73,676
5.38%, 11/02/43	35	33,112
5.95%, 12/01/86	40	41,311
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.250%)(b)	20	17,413
Westpac Banking Corp.
1.15%, 06/03/26	100	88,081
2.67%, 11/15/35 (Call 11/15/30), (5 year CMT + 1.750%)(b)	10	7,679
3.35%, 03/08/27	35	32,910
4.11%, 07/24/34 (Call 07/24/29), (5 year CMT + 2.000%)(b)	25	22,078
4.42%, 07/24/39	40	33,761

		13,209,350

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	50	46,914
4.90%, 02/01/46 (Call 08/01/45)	90	82,624
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	50	45,532
3.65%, 02/01/26 (Call 11/01/25)	40	38,336
4.44%, 10/06/48 (Call 04/06/48)	25	21,509
4.60%, 04/15/48 (Call 10/15/47)	37	32,623
4.60%, 06/01/60 (Call 12/01/59)	10	8,631
5.45%, 01/23/39 (Call 07/23/38)	25	24,949
5.55%, 01/23/49 (Call 07/23/48)	50	50,389
5.80%, 01/23/59 (Call 07/23/58)	25	25,792
8.00%, 11/15/39	10	12,247
Coca-Cola Co. (The)
1.00%, 03/15/28	25	20,936
1.38%, 03/15/31	50	38,894
1.65%, 06/01/30	25	20,258
2.50%, 03/15/51	30	19,634
3.00%, 03/05/51	35	25,503
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	40	37,055
4.10%, 02/15/48 (Call 08/15/47)	15	11,777
4.75%, 05/09/32 (Call 02/09/32)	30	28,550

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	$150	$123,432
3.88%, 04/29/43 (Call 10/29/42)	45	37,600
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	15	10,294
3.80%, 05/01/50 (Call 11/01/49)	25	18,722
3.95%, 04/15/29 (Call 02/15/29)	30	27,745
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	10	9,246
4.20%, 07/15/46 (Call 01/15/46)	30	23,412
5.00%, 05/01/42	20	17,895
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	35	27,474
1.95%, 10/21/31 (Call 07/21/31)	10	8,051
2.63%, 10/21/41 (Call 04/21/41)	100	73,359
2.75%, 03/19/30 (Call 12/19/29)	25	22,040
2.88%, 10/15/49 (Call 04/15/49)	25	17,982
3.38%, 07/29/49 (Call 01/29/49)	18	14,268
3.90%, 07/18/32 (Call 04/18/32)	10	9,399
4.20%, 07/18/52 (Call 01/18/52)	20	18,110

		1,051,182

Biotechnology — 0.4%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	45	34,820
2.45%, 02/21/30 (Call 11/21/29)	45	37,781
2.77%, 09/01/53 (Call 03/01/53)	25	15,086
3.15%, 02/21/40 (Call 08/21/39)	30	22,051
3.20%, 11/02/27 (Call 08/02/27)	40	36,976
4.05%, 08/18/29 (Call 06/18/29)	10	9,323
4.20%, 03/01/33 (Call 12/01/32)(a)	10	9,192
4.40%, 05/01/45 (Call 11/01/44)	25	20,909
4.40%, 02/22/62 (Call 08/22/61)	25	20,067
4.56%, 06/15/48 (Call 12/15/47)	10	8,594
4.66%, 06/15/51 (Call 12/15/50)	30	25,903
4.88%, 03/01/53 (Call 09/01/52)	10	8,898
5.25%, 03/02/33 (Call 12/02/32)	60	59,555
5.60%, 03/02/43 (Call 09/02/42)	30	29,637
5.65%, 03/02/53 (Call 09/02/52)	50	49,588
5.75%, 03/02/63 (Call 09/02/62)	25	24,655
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	40	32,399
3.15%, 05/01/50 (Call 11/01/49)	25	16,563
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	25	21,124
2.95%, 03/01/27 (Call 12/01/26)	35	32,414
4.15%, 03/01/47 (Call 09/01/46)	25	20,923
4.50%, 02/01/45 (Call 08/01/44)	25	21,975
4.75%, 03/01/46 (Call 09/01/45)	25	22,617
4.80%, 04/01/44 (Call 10/01/43)	35	32,221
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	10	7,995
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	10	7,785
2.80%, 09/15/50 (Call 03/15/50)	10	6,267
Royalty Pharma PLC
2.20%, 09/02/30 (Call 06/02/30)	60	47,033
3.55%, 09/02/50 (Call 03/02/50)	15	9,758

		692,109

Building Materials — 0.2%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	15	12,390

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
2.72%, 02/15/30 (Call 11/15/29)	$15	$12,651
3.38%, 04/05/40 (Call 10/05/39)	15	11,244
3.58%, 04/05/50 (Call 10/05/49)	20	14,418
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	5	3,914
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	25	21,298
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)	30	25,521
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	10	7,970
3.45%, 06/01/27 (Call 03/01/27)	45	41,886
3.50%, 12/15/27 (Call 09/15/27)	25	23,437
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	40	30,960
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	15	11,969
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	15	15,138
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	15	13,818
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	10	8,864
3.90%, 04/01/27 (Call 01/01/27)	20	19,075
4.50%, 06/15/47 (Call 12/15/46)	10	8,559

		283,112

Chemicals — 0.4%
Air Products and Chemicals Inc., 2.70%, 05/15/40 (Call 11/15/39)	40	29,563
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	10	9,755
5.05%, 06/01/32 (Call 03/01/32)	20	19,023
Celanese U.S. Holdings LLC
6.05%, 03/15/25	20	19,926
6.17%, 07/15/27 (Call 06/15/27)	25	24,798
6.33%, 07/15/29 (Call 05/15/29)	20	19,692
6.38%, 07/15/32 (Call 04/15/32)(a)	15	14,564
CF Industries Inc.
4.95%, 06/01/43	15	12,557
5.38%, 03/15/44	5	4,413
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	50	40,403
4.38%, 11/15/42 (Call 05/15/42)	15	12,631
5.55%, 11/30/48 (Call 05/30/48)	15	14,269
6.30%, 03/15/33 (Call 12/15/32)	10	10,582
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	25	24,587
4.73%, 11/15/28 (Call 08/15/28)	15	14,745
5.32%, 11/15/38 (Call 05/15/38)	40	38,846
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	10	9,700
4.65%, 10/15/44 (Call 04/15/44)	20	16,662
Ecolab Inc., 2.13%, 08/15/50 (Call 02/15/50)	50	28,524
EI du Pont de Nemours and Co., 2.30%, 07/15/30
(Call 04/15/30)	25	20,998
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	20	18,667
3.45%, 10/01/29 (Call 07/01/29)	5	4,419
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	20	18,231
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	5	4,771
3.20%, 01/30/26 (Call 10/30/25)	50	48,147
LYB International Finance III LLC, 3.63%, 04/01/51 (Call 04/01/50)	60	41,123

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	$35	$26,691
5.88%, 12/01/36	10	10,053
5.90%, 11/07/24	20	20,108
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	20	18,844
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	25	19,739
Sherwin-Williams Co. (The), 3.80%, 08/15/49 (Call 02/15/49)	50	37,397
Westlake Corp., 5.00%, 08/15/46 (Call 02/15/46)	25	21,076

		675,504

Commercial Services — 0.5%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	20	17,257
3.38%, 09/15/25 (Call 06/15/25)	44	42,394
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	5	4,830
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	15	10,789
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	50	47,539
2.60%, 12/15/25 (Call 11/15/25)	25	23,127
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	10	6,091
George Washington University (The), 4.87%, 09/15/45	15	14,183
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	15	9,953
Series B, 4.32%, 04/01/49 (Call 10/01/48)	5	4,278
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	35	30,688
2.65%, 02/15/25 (Call 01/15/24)	75	70,774
2.90%, 05/15/30 (Call 02/15/30)	25	20,575
4.15%, 08/15/49 (Call 02/15/49)	15	10,851
4.80%, 04/01/26 (Call 01/01/26)	10	9,734
5.30%, 08/15/29 (Call 06/15/29)	10	9,624
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	5	4,288
2.65%, 07/15/31 (Call 04/15/31)	10	7,589
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	4,342
Series A, 2.81%, 01/01/60 (Call 07/01/59)	5	3,236
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	30	26,233
2.41%, 06/01/50 (Call 12/01/49)	15	9,938
Massachusetts Institute of Technology, 5.60%, 07/01/2111	15	16,210
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	25	19,721
3.25%, 05/20/50 (Call 11/20/49)	20	13,922
4.25%, 08/08/32 (Call 05/08/32)	10	9,255
5.25%, 07/15/44	10	9,556
Northwestern University, 4.64%, 12/01/44	10	9,638
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	30	27,793
2.30%, 06/01/30 (Call 03/01/30)	5	4,120
2.85%, 10/01/29 (Call 07/01/29)	15	13,020
5.05%, 06/01/52 (Call 12/01/51)	10	9,124
5.25%, 06/01/62 (Call 12/01/61)	10	9,150
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	30	23,283
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	15	10,035
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	5	3,265

20	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc.
2.90%, 03/01/32	$30	$25,677
3.70%, 03/01/52	25	19,786
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	5	3,706
Trustees of Boston College, 3.13%, 07/01/52	10	7,143
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	10	8,812
Trustees of Princeton University (The)
5.70%, 03/01/39	15	16,525
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	5	3,418
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	10	8,704
Series C, 2.55%, 04/01/50 (Call 10/01/49)	5	3,485
University of Miami, 4.06%, 04/01/52	10	8,441
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	4,066
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	10	8,031
University of Southern California, Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	15	9,258
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	20	18,420
Washington University (The), 3.52%, 04/15/54 (Call 10/15/53)	5	3,998
William Marsh Rice University
3.57%, 05/15/45	10	8,376
3.77%, 05/15/55	5	4,207
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	15	9,796

		738,254

Computers — 0.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	10	8,241
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	65	53,091
1.65%, 02/08/31 (Call 11/08/30)	43	34,461
1.70%, 08/05/31 (Call 05/05/31)	5	3,974
2.45%, 08/04/26 (Call 05/04/26)	40	37,022
2.65%, 05/11/50 (Call 11/11/49)	50	33,601
2.80%, 02/08/61 (Call 02/08/60)	25	15,949
2.85%, 08/05/61 (Call 02/05/61)	10	6,504
2.95%, 09/11/49 (Call 03/11/49)	15	10,765
3.00%, 11/13/27 (Call 08/13/27)	94	87,545
3.20%, 05/11/27 (Call 02/11/27)	60	56,692
3.25%, 02/23/26 (Call 11/23/25)	65	62,228
3.25%, 08/08/29 (Call 06/08/29)	5	4,597
3.35%, 02/09/27 (Call 11/09/26)	105	100,061
3.35%, 08/08/32 (Call 05/08/32)(a)	20	18,033
3.75%, 11/13/47 (Call 05/13/47)	25	20,834
3.85%, 05/04/43	50	42,967
3.85%, 08/04/46 (Call 02/04/46)	29	24,486
4.38%, 05/13/45	40	36,772
4.65%, 02/23/46 (Call 08/23/45)	30	28,568
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	35	30,762
2.30%, 09/14/31 (Call 06/14/31)	5	3,834
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(d)	15	9,160
5.85%, 07/15/25 (Call 06/15/25)	20	20,137
6.02%, 06/15/26 (Call 03/15/26)	30	30,346
6.10%, 07/15/27 (Call 05/15/27)	10	10,275
6.20%, 07/15/30 (Call 04/15/30)	15	15,220
8.10%, 07/15/36 (Call 01/15/36)	25	28,027
8.35%, 07/15/46 (Call 01/15/46)	15	17,092
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	10	8,370

Security	Par (000)	Value

Computers (continued)
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	$10	$7,973
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	10	9,552
Hewlett Packard Enterprise Co., 6.20%, 10/15/35 (Call 04/15/35)	10	10,271
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	10	7,848
3.00%, 06/17/27 (Call 04/17/27)	25	22,736
4.20%, 04/15/32 (Call 01/15/32)	5	4,300
4.75%, 01/15/28 (Call 12/15/27)	10	9,628
5.50%, 01/15/33 (Call 10/15/32)	10	9,440
6.00%, 09/15/41(a)	15	14,654
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	100	80,551
2.85%, 05/15/40 (Call 11/15/39)	100	71,371
3.30%, 05/15/26	100	94,496
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)	15	12,271
3.15%, 10/15/31 (Call 07/15/31)	10	7,461
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	50	48,028
NetApp Inc.
2.70%, 06/22/30 (Call 03/22/30)	5	4,171
3.30%, 09/29/24 (Call 07/29/24)	50	48,306
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	10	8,138
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	20	15,725
3.10%, 02/01/32 (Call 11/01/31)	15	10,802
4.75%, 02/15/26 (Call 11/15/25)	20	18,854

		1,376,190

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.70%, 08/01/47 (Call 02/01/47)	20	17,572
Estee Lauder Companies Inc. (The), 3.13%, 12/01/49 (Call 06/01/49)	20	14,580
Procter & Gamble Co. (The)
1.00%, 04/23/26	10	8,903
2.45%, 11/03/26	10	9,232
2.80%, 03/25/27	15	13,982
3.60%, 03/25/50	25	21,109
5.55%, 03/05/37	20	21,801
Unilever Capital Corp., 5.90%, 11/15/32	56	60,681

		167,860

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	20	18,371

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32 (Call 10/30/31)	150	120,060
Affiliated Managers Group Inc., 3.50%, 08/01/25	10	9,608
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	20	17,461
2.88%, 01/15/26 (Call 12/15/25)(a)	55	50,715
3.00%, 02/01/30 (Call 11/01/29)	15	12,480
3.63%, 12/01/27 (Call 09/01/27)	28	25,462
4.25%, 09/15/24 (Call 06/15/24)	5	4,898
4.63%, 10/01/28 (Call 07/01/28)	10	9,335
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	10	9,476
Ally Financial Inc.
4.75%, 06/09/27 (Call 05/09/27)	25	23,855
8.00%, 11/01/31	15	16,255
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	25	22,104

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.50%, 07/30/24 (Call 06/29/24)	$75	$72,194
3.00%, 10/30/24 (Call 09/29/24)	15	14,462
3.13%, 05/20/26 (Call 04/20/26)	10	9,393
3.30%, 05/03/27 (Call 04/02/27)	10	9,341
3.95%, 08/01/25 (Call 07/01/25)	20	19,414
4.05%, 05/03/29 (Call 03/03/29)	10	9,478
4.05%, 12/03/42	25	22,080
4.42%, 08/03/33 (Call 08/03/32), (1 day SOFR + 1.760%)(b)	15	14,032
5.85%, 11/05/27 (Call 10/05/27)	30	30,906
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	50	46,289
3.70%, 10/15/24	5	4,882
Andrew W Mellon Foundation (The), Series 2020, 0.95%,
08/01/27 (Call 06/01/27)(a)	5	4,268
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	45	36,628
4.35%, 04/15/30 (Call 01/15/30)	20	18,425
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	10	9,584
3.30%, 10/30/24 (Call 09/30/24)	10	9,656
3.75%, 07/28/26 (Call 06/28/26)	33	31,014
4.20%, 10/29/25 (Call 09/29/25)	55	53,124
4.93%, 05/10/28 (Call 05/10/27), (1 day SOFR + 2.057%)(b)	25	24,184
4.99%, 07/24/26 (Call 07/24/25), (1 day SOFR + 2.160%)(b)	30	29,532
5.27%, 05/10/33 (Call 05/10/32), (1 day SOFR + 2.370%)(b)	20	18,965
Cboe Global Markets Inc.
3.00%, 03/16/32 (Call 12/16/31)	15	12,683
3.65%, 01/12/27 (Call 10/12/26)	25	23,894
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	40	35,285
1.15%, 05/13/26 (Call 04/13/26)	20	17,666
1.65%, 03/11/31 (Call 12/11/30)	10	7,805
1.95%, 12/01/31 (Call 09/01/31)	5	3,918
2.00%, 03/20/28 (Call 01/20/28)	10	8,720
2.30%, 05/13/31 (Call 02/13/31)	10	8,220
2.45%, 03/03/27 (Call 02/03/27)	10	9,074
2.90%, 03/03/32 (Call 12/03/31)	20	16,923
3.63%, 04/01/25 (Call 01/01/25)	15	14,526
3.85%, 05/21/25 (Call 03/21/25)	15	14,581
4.00%, 02/01/29 (Call 11/01/28)	10	9,451
4.20%, 03/24/25 (Call 02/22/25)	5	4,913
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	15	9,004
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	16,749
3.00%, 03/15/25 (Call 12/15/24)	20	19,273
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	57	54,880
3.95%, 11/06/24 (Call 08/06/24)	78	75,940
4.10%, 02/09/27 (Call 11/09/26)	45	42,642
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	20	15,488
2.95%, 08/12/51 (Call 02/12/51)	10	6,366
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	25	18,754
2.10%, 06/15/30 (Call 03/15/30)	25	20,301
3.00%, 06/15/50 (Call 12/15/49)	45	30,599
4.95%, 06/15/52 (Call 12/15/51)	35	33,092
Invesco Finance PLC
3.75%, 01/15/26	5	4,826
5.38%, 11/30/43	10	9,503

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Financial Group Inc.
4.15%, 01/23/30	$20	$18,106
6.25%, 01/15/36	10	10,360
6.50%, 01/20/43	5	5,130
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
2.63%, 10/15/31 (Call 07/15/31)	10	7,820
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	20	18,671
3.75%, 02/13/25	25	24,125
4.38%, 03/11/29 (Call 12/11/28)	10	9,383
Legg Mason Inc., 5.63%, 01/15/44	10	9,907
Mastercard Inc.
3.35%, 03/26/30 (Call 12/26/29)	20	18,347
3.85%, 03/26/50 (Call 09/26/49)	17	14,261
3.95%, 02/26/48 (Call 08/26/47)	30	25,840
Morgan Stanley, 5.95%, 01/19/38 (Call 01/19/33)	10	9,747
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)	20	19,417
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	5	3,825
3.25%, 04/28/50 (Call 10/28/49)	10	6,780
3.85%, 06/30/26 (Call 03/30/26)	40	38,299
ORIX Corp., 3.25%, 12/04/24	60	57,742
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	10	9,671
4.88%, 03/15/27 (Call 09/15/26)	10	9,359
6.63%, 03/15/25 (Call 09/15/24)	15	14,985
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	5	3,744
4.65%, 04/01/30 (Call 01/01/30)	30	28,813
4.95%, 07/15/46	10	9,124
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	10	8,838
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	35	32,481
4.25%, 08/15/24 (Call 05/15/24)	35	34,141
4.50%, 07/23/25 (Call 04/24/25)	20	19,261
5.15%, 03/19/29 (Call 12/19/28)	10	9,396
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	25	19,193
2.05%, 04/15/30 (Call 01/15/30)	10	8,461
4.15%, 12/14/35 (Call 06/14/35)	25	23,507
4.30%, 12/14/45 (Call 06/14/45)	40	36,133
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	35	30,761
2.85%, 01/10/25 (Call 12/10/24)	10	9,497

		1,959,761

Electric — 2.7%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	25	17,804
3.95%, 06/01/28 (Call 03/01/28)	45	42,403
Series H, 3.45%, 01/15/50 (Call 07/15/49)	25	17,903
Series I, 2.10%, 07/01/30 (Call 04/01/30)	45	36,180
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	40	35,354
Alabama Power Co., 3.05%, 03/15/32 (Call 12/15/31)	50	42,582
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	15	14,304
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	25	16,588
3.25%, 03/15/50 (Call 09/15/49)	10	7,239
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	20	16,312

22	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 03/01/50 (Call 09/01/49)	$30	$20,153
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	10	9,331
Arizona Public Service Co., 3.35%, 05/15/50 (Call 11/15/49)	35	23,791
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	20	19,206
3.20%, 04/15/25 (Call 03/15/25)	10	9,494
3.80%, 06/01/29 (Call 03/01/29)	10	9,044
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	10	8,549
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	40	32,322
3.75%, 08/15/47 (Call 02/15/47)	25	19,558
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	10	6,501
3.70%, 07/15/30 (Call 04/15/30)	10	9,195
4.25%, 10/15/50 (Call 04/15/50)	25	20,718
4.45%, 01/15/49 (Call 07/15/48)	25	21,543
4.50%, 02/01/45 (Call 08/01/44)	40	34,771
4.60%, 05/01/53 (Call 11/01/52)	10	8,773
6.13%, 04/01/36	10	10,631
Black Hills Corp.
1.04%, 08/23/24 (Call 03/16/23)	20	18,709
2.50%, 06/15/30 (Call 03/15/30)	10	8,139
CenterPoint Energy Houston Electric LLC
4.45%, 10/01/32 (Call 07/01/32)	20	19,180
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	10	9,120
CenterPoint Energy Inc.
2.95%, 03/01/30 (Call 12/01/29)	21	17,946
3.70%, 09/01/49 (Call 03/01/49)	15	11,348
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	20	18,734
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	20	18,616
3.75%, 12/01/50 (Call 12/01/30), (5 year CMT + 2.900%)(b)	5	3,956
4.75%, 06/01/50 (Call 03/01/30), (5 year CMT + 4.116%)(b)	10	8,942
Commonwealth Edison Co.
4.00%, 03/01/48 (Call 09/01/47)	5	4,101
4.00%, 03/01/49 (Call 09/01/48)	25	20,246
4.70%, 01/15/44 (Call 07/15/43)	30	27,362
5.30%, 02/01/53 (Call 08/01/52)	40	39,764
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	25	19,473
Connecticut Light & Power Co. (The), Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	8,409
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	35	28,666
4.45%, 03/15/44 (Call 09/15/43)	15	12,790
4.50%, 05/15/58 (Call 11/15/57)	15	12,462
6.15%, 11/15/52 (Call 05/15/52)	10	10,698
Series 05-A, 5.30%, 03/01/35	15	14,787
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	25	19,397
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	25	19,831
Series A, 4.13%, 05/15/49 (Call 11/15/48)	20	16,318
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	10	9,506
5.60%, 06/15/42 (Call 12/15/41)	7	6,723
6.25%, 10/01/39	20	20,588
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	25	17,412
3.50%, 08/01/51 (Call 02/01/51)	15	11,345
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	5	3,931

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc., Series A, 1.45%, 04/15/26 (Call 03/15/26)	$30	$26,637
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	25	17,066
3.75%, 08/15/47 (Call 02/15/47)	20	15,687
DTE Energy Co.
4.22%, 11/01/24(e)	30	29,365
Series C, 3.40%, 06/15/29 (Call 03/15/29)	15	13,320
Series F, 1.05%, 06/01/25 (Call 05/01/25)	30	27,168
Duke Energy Carolinas LLC
3.55%, 03/15/52 (Call 09/15/51)	10	7,463
5.30%, 02/15/40	60	58,763
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	50	36,193
3.75%, 09/01/46 (Call 03/01/46)	50	36,763
4.30%, 03/15/28 (Call 02/15/28)	10	9,551
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	50	46,950
3.80%, 07/15/28 (Call 04/15/28)	44	41,635
6.35%, 09/15/37	45	48,495
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)	30	27,390
4.15%, 12/01/44 (Call 06/01/44)	48	39,843
Edison International
3.55%, 11/15/24 (Call 10/15/24)	15	14,498
4.13%, 03/15/28 (Call 12/15/27)	5	4,659
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	5	3,922
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	5	4,849
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	10	9,608
Entergy Arkansas LLC, 3.35%, 06/15/52 (Call 12/15/51)	5	3,535
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	25	22,285
1.90%, 06/15/28 (Call 04/15/28)	25	21,140
2.40%, 06/15/31 (Call 03/05/31)	15	11,868
2.95%, 09/01/26 (Call 06/01/26)	25	22,997
3.75%, 06/15/50 (Call 12/15/49)	15	10,977
Entergy Louisiana LLC
3.25%, 04/01/28 (Call 01/01/28)	20	18,271
4.00%, 03/15/33 (Call 12/15/32)	10	9,008
4.20%, 09/01/48 (Call 03/01/48)	15	12,614
4.95%, 01/15/45 (Call 01/15/25)	25	23,303
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	20	15,614
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	55	51,514
3.25%, 09/01/49 (Call 03/01/49)	25	17,622
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	14	11,524
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	20	16,336
2.90%, 03/01/27 (Call 02/01/27)	30	27,465
3.38%, 03/01/32 (Call 12/01/31)	10	8,567
3.45%, 01/15/50 (Call 07/15/49)	10	7,196
Series M, 3.30%, 01/15/28 (Call 10/15/27)	20	18,411
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	50	47,153
4.05%, 04/15/30 (Call 01/15/30)	50	45,866
4.70%, 04/15/50 (Call 10/15/49)	15	13,029
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	10	9,559
2.88%, 12/04/51 (Call 06/04/51)	5	3,334

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 12/01/47 (Call 06/01/47)	$55	$43,361
4.13%, 02/01/42 (Call 08/01/41)	50	42,438
5.25%, 02/01/41 (Call 08/01/40)	40	39,596
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	10	9,286
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	20	19,016
Series A, 3.25%, 03/15/51 (Call 09/15/50)	30	20,305
Iberdrola International BV
5.81%, 03/15/25	20	20,130
6.75%, 07/15/36(a)	5	5,447
Interstate Power & Light Co., 3.10%, 11/30/51 (Call 05/30/51)	10	6,631
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	25	23,060
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	5	4,753
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	20	18,529
4.25%, 07/15/49 (Call 01/15/49)	10	8,637
6.75%, 12/30/31	20	22,225
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	10	9,421
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	10	8,257
3.05%, 04/25/27 (Call 01/25/27)	35	32,642
3.70%, 03/15/29 (Call 12/15/28)	20	18,334
4.30%, 03/15/49 (Call 09/15/48)	10	8,494
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	20	18,651
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	10	8,816
1.90%, 06/15/28 (Call 04/15/28)	50	42,270
3.50%, 04/01/29 (Call 01/01/29)	50	45,239
4.20%, 06/20/24	10	9,832
4.45%, 06/20/25	10	9,788
4.63%, 07/15/27 (Call 06/15/27)	20	19,456
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	35	23,765
3.60%, 09/15/47 (Call 03/15/47)	10	7,757
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	25	19,776
Oglethorpe Power Corp.
4.50%, 04/01/47 (Call 10/01/46)(d)	10	8,157
5.25%, 09/01/50	7	6,360
5.38%, 11/01/40	5	4,613
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	10	7,998
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	10	6,487
2.95%, 04/01/25 (Call 01/01/25)	50	47,612
3.80%, 09/30/47 (Call 03/30/47)	25	20,280
4.55%, 12/01/41 (Call 06/01/41)	19	17,428
4.60%, 06/01/52 (Call 12/01/51)	15	13,618
5.75%, 03/15/29 (Call 12/15/28)	50	51,729
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	50	38,941
2.95%, 03/01/26 (Call 12/01/25)	5	4,603
3.30%, 08/01/40 (Call 02/01/40)	10	6,771
3.50%, 08/01/50 (Call 02/01/50)	40	25,182
4.50%, 07/01/40 (Call 01/01/40)	35	27,405
4.55%, 07/01/30 (Call 01/01/30)	35	31,603
4.95%, 07/01/50 (Call 01/01/50)	55	43,451
5.90%, 06/15/32 (Call 03/15/32)	45	43,469
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	20	13,221

Security	Par (000)	Value

Electric (continued)
6.00%, 01/15/39	$40	$41,664
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	65	58,953
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	40	34,241
Progress Energy Inc., 6.00%, 12/01/39	10	10,059
Public Service Co. of Colorado
4.05%, 09/15/49 (Call 03/15/49)	25	20,421
Series 17, 6.25%, 09/01/37	20	21,822
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	10	8,685
3.65%, 09/01/28 (Call 06/01/28)	65	60,789
4.05%, 05/01/48 (Call 11/01/47)	35	29,654
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)	30	26,883
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	20	17,009
4.10%, 06/15/30 (Call 03/15/30)	20	17,959
Puget Sound Energy Inc., 3.25%, 09/15/49 (Call 03/15/49)	6	4,245
San Diego Gas & Electric Co.
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	25	20,310
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	15	9,948
Sempra Energy
4.00%, 02/01/48 (Call 08/01/47)	25	19,380
4.13%, 04/01/52 (Call 01/01/27), (5 year CMT + 2.868%)(b)	10	8,472
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	40	29,436
4.00%, 04/01/47 (Call 10/01/46)	25	19,571
4.05%, 03/15/42 (Call 09/15/41)	15	12,087
4.65%, 10/01/43 (Call 04/01/43)	50	43,408
5.85%, 11/01/27 (Call 10/01/27)	50	51,191
Series B, 4.88%, 03/01/49 (Call 09/01/48)	20	17,814
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	10	8,697
4.40%, 07/01/46 (Call 01/01/46)	41	33,625
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5 year CMT + 2.915%)(b)	10	8,596
Series A, 3.70%, 04/30/30 (Call 01/30/30)	20	18,032
Southern Power Co., 5.15%, 09/15/41	10	9,096
Southwestern Electric Power Co., 3.25%, 11/01/51 (Call 05/01/51)	30	20,079
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	20	16,224
5.00%, 07/15/52 (Call 01/15/52)	10	9,266
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	10	9,547
4.00%, 06/15/50 (Call 12/15/49)	10	7,775
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	45	28,647
3.90%, 04/01/52 (Call 10/01/51)	15	12,023
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	40	23,733
4.00%, 01/15/43 (Call 07/15/42)	50	41,063
8.88%, 11/15/38	40	53,640
Series A, 3.15%, 01/15/26 (Call 10/15/25)	50	47,339
Series C, 4.00%, 11/15/46 (Call 05/15/46)	50	39,365
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	20	16,951
5.00%, 09/27/25 (Call 08/27/25)	10	9,910
Wisconsin Power and Light Co., 3.00%, 07/01/29 (Call 04/01/29)	50	43,829
Wisconsin Public Service Corp., 3.30%, 09/01/49 (Call 03/01/49)	30	21,808

24	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc.
3.35%, 12/01/26 (Call 06/01/26)	$90	$84,253
3.40%, 06/01/30 (Call 12/01/29)	40	35,429

		4,105,529

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
1.95%, 10/15/30 (Call 07/15/30)	20	16,135
2.00%, 12/21/28 (Call 10/21/28)	20	17,085
5.25%, 11/15/39	10	10,011

		43,231

Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	20	16,215
2.30%, 03/12/31 (Call 12/12/30)	20	16,268
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	20	19,235
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	25	19,891
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	10	9,655
4.00%, 04/01/25 (Call 01/01/25)	20	19,342
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	10	9,509
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	30	28,504
4.88%, 06/15/29 (Call 03/15/29)	10	9,424
4.88%, 05/12/30 (Call 02/12/30)	10	9,470
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	80	74,684
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	10	8,700
3.81%, 11/21/47 (Call 05/21/47)	45	37,559
4.85%, 11/01/24	10	9,977
4.95%, 02/15/28 (Call 01/15/28)	10	10,101
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	15	12,139
3.35%, 03/01/26 (Call 12/01/25)	15	14,207
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	15	12,321
4.25%, 05/15/27 (Call 04/15/27)	10	9,503
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	10	8,631
4.60%, 04/06/27 (Call 01/06/27)	10	9,797
Legrand France SA, 8.50%, 02/15/25	10	10,645
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	10	8,608
2.38%, 08/09/28 (Call 06/09/28)	5	4,126
2.65%, 08/09/31 (Call 05/09/31)	20	15,518
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	40	39,312
4.90%, 06/15/28 (Call 03/15/28)	5	4,796
Tyco Electronics Group SA, 7.13%, 10/01/37	10	11,458
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	10	8,741
2.40%, 04/01/28 (Call 02/01/28)	10	8,198
2.95%, 04/01/31 (Call 01/01/31)	10	7,636

		484,170

Entertainment — 0.1%
Magallanes Inc.
3.64%, 03/15/25(d)	30	28,604
3.76%, 03/15/27 (Call 02/15/27)(d)	40	36,696
4.28%, 03/15/32 (Call 12/15/31)(d)	50	43,177
5.05%, 03/15/42 (Call 09/15/41)(d)	20	16,190

Security	Par (000)	Value

Entertainment (continued)
5.14%, 03/15/52 (Call 09/15/51)(d)	$50	$39,292
5.39%, 03/15/62 (Call 09/15/61)(d)	50	38,889

		202,848

Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	5	4,041
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	40	30,666
3.05%, 03/01/50 (Call 09/01/49)	15	10,492
Waste Connections Inc.
3.20%, 06/01/32 (Call 03/01/32)	25	21,331
4.25%, 12/01/28 (Call 09/01/28)	50	47,804
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	20	12,498
2.95%, 06/01/41 (Call 12/01/40)	15	11,071
4.15%, 04/15/32 (Call 01/15/32)	30	28,093

		165,996

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	15,749
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	10	6,751
3.95%, 03/15/25 (Call 01/15/25)	85	82,823
4.15%, 03/15/28 (Call 12/15/27)	25	23,853
Conagra Brands Inc., 5.40%, 11/01/48 (Call 05/01/48)	25	22,779
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	15	12,062
General Mills Inc., 3.00%, 02/01/51 (Call 08/01/50)	25	17,571
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	50	45,641
3.13%, 11/15/49 (Call 05/15/49)	15	11,137
Hormel Foods Corp., 0.65%, 06/03/24 (Call 03/31/23)	250	236,007
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	10	8,518
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(d)	35	26,605
6.50%, 12/01/52 (Call 06/01/52)(d)	20	18,971
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	20	15,729
3.50%, 03/15/25	22	21,196
4.25%, 03/15/35	20	18,033
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	10	8,139
4.30%, 05/15/28 (Call 02/15/28)	65	63,145
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	20	16,359
4.88%, 10/01/49 (Call 04/01/49)	25	21,931
5.00%, 06/04/42	25	22,722
5.20%, 07/15/45 (Call 01/15/45)	20	18,476
6.75%, 03/15/32	10	10,839
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	25	23,042
4.45%, 02/01/47 (Call 08/01/46)	25	20,896
5.15%, 08/01/43 (Call 02/01/43)	25	22,960
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	10	8,799
3.15%, 08/15/24 (Call 06/15/24)	10	9,665
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	10	9,222
1.88%, 10/15/32 (Call 07/15/32)	30	22,808
2.63%, 09/04/50 (Call 03/04/50)	10	6,315
3.00%, 03/17/32 (Call 12/17/31)	10	8,456

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	$10	$8,323
3.30%, 07/15/26 (Call 04/15/26)	10	9,395
5.95%, 04/01/30 (Call 01/01/30)	10	10,360
6.60%, 04/01/40 (Call 10/01/39)	10	10,680
6.60%, 04/01/50 (Call 10/01/49)	25	27,431
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	20	18,709
4.00%, 03/01/26 (Call 01/01/26)	10	9,650
5.10%, 09/28/48 (Call 03/28/48)	25	22,559

		994,306

Forest Products & Paper — 0.0%
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	25	21,247
5.00%, 09/15/35 (Call 03/15/35)	20	18,941
Suzano Austria GmbH, 2.50%, 09/15/28 (Call 07/15/28)	40	33,582

		73,770

Gas — 0.3%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	10	7,757
4.13%, 03/15/49 (Call 09/15/48)	34	28,344
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	10	7,878
4.10%, 09/01/47 (Call 03/01/47)	15	12,270
4.40%, 07/01/32 (Call 04/01/32)	10	9,424
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	95	90,710
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	70	63,118
1.70%, 02/15/31 (Call 11/15/30)	25	19,055
3.95%, 03/30/48 (Call 09/30/47)	25	19,543
4.38%, 05/15/47 (Call 11/15/46)	5	4,181
4.80%, 02/15/44 (Call 08/15/43)	20	17,804
5.65%, 02/01/45 (Call 08/01/44)	5	4,910
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	10	8,185
4.66%, 02/01/44 (Call 08/01/43)	10	8,940
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	10	7,121
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	10	7,825
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	25	21,177
Southern Co. Gas Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	25,263
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	35	26,978
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	25	19,922
5.80%, 12/01/27 (Call 11/01/27)	10	10,216
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	10	7,024
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	5	3,743
Series K, 3.80%, 09/15/46 (Call 03/15/46)	5	3,835

		435,223

Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	10	7,346
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	25	20,311
4.25%, 11/15/28 (Call 08/15/28)	45	42,414

		70,071

Security	Par (000)	Value

Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	$25	$24,854
4.90%, 11/30/46 (Call 05/30/46)	10	9,836
5.30%, 05/27/40	25	25,751
6.00%, 04/01/39	25	27,704
6.15%, 11/30/37	10	11,151
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	25	18,607
1.92%, 02/01/27 (Call 01/01/27)	25	21,774
2.60%, 08/15/26 (Call 05/15/26)	25	22,744
3.13%, 12/01/51 (Call 06/01/51)(a)	25	15,158
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	33	30,683
2.65%, 06/01/30 (Call 03/01/30)	20	17,092
4.70%, 03/01/49 (Call 09/01/48)	17	15,397
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	15	13,252
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	10	8,532
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	90	85,657
3.40%, 11/15/49 (Call 05/15/49)	25	18,881
GE Healthcare Holding LLC, 5.60%, 11/15/25 (Call 10/15/25)(d)	100	100,181
Koninklijke Philips NV
5.00%, 03/15/42	5	4,539
6.88%, 03/11/38	10	11,026
Medtronic Inc.
4.38%, 03/15/35	20	18,940
4.63%, 03/15/45	25	23,331
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	10	8,639
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	20	13,479
3.38%, 05/15/24 (Call 02/15/24)	31	30,264
3.38%, 11/01/25 (Call 08/01/25)	25	23,896
4.38%, 05/15/44 (Call 11/15/43)	20	17,095
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	42	36,359
4.10%, 08/15/47 (Call 02/15/47)	15	13,114
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	50	47,026

		714,962

Health Care - Services — 0.9%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	20	17,294
3.63%, 03/01/49 (Call 09/01/48)	5	3,626
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	20	17,345
Aetna Inc.
4.50%, 05/15/42 (Call 11/15/41)	10	8,636
4.75%, 03/15/44 (Call 09/15/43)	15	13,128
Ascension Health
4.85%, 11/15/53	5	4,922
Series B, 3.11%, 11/15/39 (Call 05/15/39)	25	19,508
Banner Health, 2.91%, 01/01/51 (Call 07/01/50)	15	10,056
Baptist Healthcare System Obligated Group, Series 20B,
3.54%, 08/15/50 (Call 02/15/50)	5	3,651
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	5	3,773
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	15	12,604
2.50%, 03/01/31 (Call 12/01/30)	25	19,511
2.63%, 08/01/31 (Call 05/01/31)	20	15,636
3.00%, 10/15/30 (Call 07/15/30)	10	8,173

26	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.38%, 02/15/30 (Call 02/15/25)	$10	$8,468
4.25%, 12/15/27 (Call 12/15/23)	10	9,259
4.63%, 12/15/29 (Call 12/15/24)	55	50,444
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,478
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	15	9,766
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	40	34,809
Dignity Health, 5.27%, 11/01/64	15	13,799
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	15	10,376
3.60%, 03/15/51 (Call 09/15/50)	25	18,652
3.65%, 12/01/27 (Call 09/01/27)	50	46,911
4.38%, 12/01/47 (Call 06/01/47)	10	8,449
4.55%, 03/01/48 (Call 09/01/47)	20	17,247
6.10%, 10/15/52 (Call 04/15/52)	25	26,785
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	15	12,920
4.50%, 07/01/57 (Call 01/01/57)	5	4,452
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	5	4,299
3.50%, 07/15/51 (Call 01/15/51)	45	29,350
4.38%, 03/15/42 (Call 09/15/41)(d)	30	24,039
4.50%, 02/15/27 (Call 08/15/26)	5	4,791
4.63%, 03/15/52 (Call 09/15/51)(d)	30	23,598
5.13%, 06/15/39 (Call 12/15/38)	20	17,782
5.25%, 06/15/49 (Call 12/15/48)	30	25,901
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	10	8,610
2.15%, 02/03/32 (Call 11/03/31)	10	7,711
3.13%, 08/15/29 (Call 05/15/29)	10	8,723
3.95%, 08/15/49 (Call 02/15/49)	15	11,754
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	10	8,778
4.88%, 04/01/42	15	14,676
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	32	23,487
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	60	53,143
3.25%, 09/01/24 (Call 07/01/24)	50	48,411
Mass General Brigham Inc., Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	25	20,295
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	4,211
Series 2016, 4.13%, 11/15/52	15	12,901
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	5	3,227
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	10	7,064
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	15	12,098
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	5	3,782
3.98%, 11/01/46 (Call 11/01/45)	20	15,542
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)	5	3,252
Novant Health Inc.
3.17%, 11/01/51 (Call 05/01/51)	5	3,523
3.32%, 11/01/61 (Call 05/01/61)(a)	10	6,906
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	5	3,601
OhioHealth Corp., 2.83%, 11/15/41 (Call 05/15/41)	10	7,301

Security	Par (000)	Value

Health Care - Services (continued)
Orlando Health Obligated Group, 3.33%, 10/01/50 (Call 04/01/50)	$10	$7,160
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	15	11,727
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	10	6,938
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	10	5,961
Series A, 3.93%, 10/01/48 (Call 04/01/48)	5	3,900
Series I, 3.74%, 10/01/47	5	3,870
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	10	8,392
2.95%, 06/30/30 (Call 03/30/30)	20	17,206
3.45%, 06/01/26 (Call 03/01/26)	20	18,937
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	5	4,091
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	5	4,818
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	5	4,848
UnitedHealth Group Inc.
2.30%, 05/15/31 (Call 02/15/31)	25	20,612
2.90%, 05/15/50 (Call 11/15/49)	25	16,934
3.10%, 03/15/26	10	9,480
3.25%, 05/15/51 (Call 11/15/50)	40	28,612
3.50%, 08/15/39 (Call 02/15/39)	30	24,558
3.70%, 08/15/49 (Call 02/15/49)	40	31,446
3.88%, 08/15/59 (Call 02/15/59)	25	19,550
4.38%, 03/15/42 (Call 09/15/41)	30	26,849
4.75%, 07/15/45	39	36,551
5.25%, 02/15/28 (Call 01/15/28)	5	5,068
5.35%, 02/15/33 (Call 11/15/32)	50	51,142
5.88%, 02/15/53 (Call 08/15/52)	30	32,369
5.95%, 02/15/41 (Call 08/15/40)	25	26,530
6.05%, 02/15/63 (Call 08/15/62)	10	10,936
6.50%, 06/15/37	5	5,559
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	25	20,147
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	5	4,558
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	10	6,142

		1,328,325

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	10	8,628
2.88%, 06/15/27 (Call 05/15/27)	10	8,707
3.25%, 07/15/25 (Call 06/15/25)	30	27,951
3.88%, 01/15/26 (Call 12/15/25)	10	9,280
4.20%, 06/10/24 (Call 05/10/24)	45	43,973
4.25%, 03/01/25 (Call 01/01/25)	10	9,601
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26 (Call 09/13/26)	5	4,301
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	10	8,493
2.70%, 01/15/25 (Call 11/15/24)	5	4,661
3.25%, 03/15/27 (Call 02/15/27)	15	12,915
4.00%, 01/15/29 (Call 11/15/28)	10	8,499
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	10	8,417
2.85%, 09/30/28 (Call 07/30/28)	5	4,034
3.63%, 01/15/26 (Call 12/15/25)	10	9,176

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp.
1.65%, 10/12/24	$5	$4,624
2.63%, 01/15/27 (Call 12/15/26)	10	8,465
3.25%, 07/15/27 (Call 06/15/27)	10	8,561
3.40%, 01/15/26 (Call 12/15/25)	10	9,058
4.13%, 02/01/25 (Call 01/01/25)	10	9,549
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)(a)	35	33,718
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	10	8,370
2.50%, 08/24/26 (Call 07/24/26)	10	8,652
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	25	23,894
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	15	12,023
3.40%, 07/15/26 (Call 06/15/26)	15	13,381
3.75%, 07/22/25 (Call 06/22/25)	10	9,354
4.25%, 01/15/26 (Call 12/15/25)	10	9,325
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	5	4,205
Owl Rock Core Income Corp., 4.70%, 02/08/27 (Call 01/08/27)	10	9,119
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	10	8,005
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	10	8,773
3.88%, 11/01/24 (Call 10/01/24)	10	9,633

		367,345

Home Builders — 0.2%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)(a)	10	8,376
2.50%, 10/15/24 (Call 09/15/24)	20	19,075
2.60%, 10/15/25 (Call 09/15/25)	25	23,202
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	50	48,961
5.88%, 11/15/24 (Call 05/15/24)	70	70,221
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	5	3,694
3.85%, 01/15/30 (Call 07/15/29)	5	4,171
3.97%, 08/06/61 (Call 02/06/61)	15	8,580
6.00%, 01/15/43 (Call 10/15/42)	5	4,211
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	40	39,363
5.50%, 03/01/26 (Call 12/01/25)	15	14,929
6.38%, 05/15/33	5	5,063
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	5	4,326
4.35%, 02/15/28 (Call 11/15/27)	10	9,253
4.88%, 11/15/25 (Call 08/15/25)(a)	10	9,856
4.88%, 03/15/27 (Call 12/15/26)	10	9,609

		282,890

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	10	9,680
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	25	23,003
Whirlpool Corp.
4.60%, 05/15/50 (Call 11/15/49)(a)	15	12,153
4.75%, 02/26/29 (Call 11/26/28)(a)	10	9,566

		54,402

Household Products & Wares — 0.1%
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	35	27,958
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	10	8,497
2.88%, 02/07/50 (Call 08/07/49)(a)	25	17,591

Security	Par (000)	Value

Household Products & Wares (continued)
3.10%, 03/26/30 (Call 12/26/29)	$10	$8,974
3.20%, 04/25/29 (Call 01/25/29)	15	13,669
3.20%, 07/30/46 (Call 01/30/46)	10	7,396

		84,085

Insurance — 1.1%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	5	4,651
3.60%, 04/01/30 (Call 01/01/30)	25	23,010
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	35	32,413
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	5	4,437
4.20%, 12/15/46 (Call 06/15/46)	15	12,465
4.50%, 06/15/43	15	13,349
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	10	9,480
4.75%, 04/01/48 (Call 10/01/47)	20	17,802
4.80%, 07/10/45 (Call 01/10/45)	20	17,810
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(b)	15	14,483
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	54	49,443
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	45	35,360
2.90%, 08/23/51 (Call 02/23/51)	10	6,459
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	15	10,791
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	10	7,095
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	5	4,320
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	10	8,501
Athene Holding Ltd.
3.95%, 05/25/51 (Call 11/25/50)	15	10,525
4.13%, 01/12/28 (Call 10/12/27)	24	22,445
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	10	9,491
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	75	46,925
2.85%, 10/15/50 (Call 04/15/50)	15	10,123
3.85%, 03/15/52 (Call 09/15/51)	10	8,066
4.20%, 08/15/48 (Call 02/15/48)	25	22,081
4.25%, 01/15/49 (Call 07/15/48)	15	13,345
4.30%, 05/15/43	5	4,500
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	15	14,328
4.50%, 02/11/43	5	4,623
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	25	24,571
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	15	11,548
4.20%, 09/15/24 (Call 06/15/24)	30	29,369
4.50%, 03/15/29 (Call 12/15/28)	10	9,310
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	20	13,067
3.15%, 03/15/25	5	4,802
3.35%, 05/03/26 (Call 02/03/26)	27	25,723
4.35%, 11/03/45 (Call 05/03/45)	25	22,353
CNA Financial Corp.
3.90%, 05/01/29 (Call 02/01/29)	15	13,785
4.50%, 03/01/26 (Call 12/01/25)	25	24,443
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	10	9,887
5.25%, 05/30/29 (Call 02/28/29)	15	14,222
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)(d)	15	14,000

28	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.90%, 04/05/32 (Call 01/05/32)(d)	$10	$8,753
4.35%, 04/05/42 (Call 10/05/41)(d)	10	8,256
4.40%, 04/05/52 (Call 10/05/51)(d)	20	15,881
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	10	7,606
4.95%, 06/01/29 (Call 03/01/29)	10	9,167
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	15	13,251
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	15	9,716
4.87%, 06/01/44	5	4,476
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	15	13,817
4.85%, 04/17/28 (Call 01/17/28)	25	23,963
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	10	7,844
3.40%, 06/15/30 (Call 03/15/30)	20	17,212
4.50%, 08/15/28 (Call 05/15/28)	10	9,500
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	10	7,492
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)	10	9,560
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	25	24,252
Hartford Financial Services Group Inc. (The), 2.90%, 09/15/51 (Call 03/15/51)	25	16,208
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	10	7,995
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	10	7,777
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	10	9,426
3.80%, 03/01/28 (Call 12/01/27)(a)	75	69,373
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	10	9,615
Manulife Financial Corp., 4.15%, 03/04/26	51	49,582
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	25	21,995
3.45%, 05/07/52 (Call 11/07/51)	5	3,433
3.50%, 11/01/27 (Call 08/01/27)	10	9,300
5.00%, 04/05/46	5	4,398
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	10	8,110
4.38%, 03/15/29 (Call 12/15/28)	35	33,362
4.90%, 03/15/49 (Call 09/15/48)	25	23,044
5.75%, 11/01/32 (Call 08/01/32)	10	10,386
MetLife Inc.
4.05%, 03/01/45	30	25,114
4.13%, 08/13/42	20	17,062
4.88%, 11/13/43	35	32,653
5.00%, 07/15/52 (Call 01/15/52)	10	9,561
5.70%, 06/15/35	10	10,483
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	10	9,515
4.88%, 10/01/24 (Call 09/01/24)	28	27,717
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	25	22,594
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	5	4,132
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	5	4,077
3.70%, 05/15/29 (Call 02/15/29)	10	9,279
4.35%, 05/15/43	10	8,178
Progressive Corp. (The)
4.20%, 03/15/48 (Call 09/15/47)	15	12,858
6.25%, 12/01/32	25	27,386
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	40	30,539

Security	Par (000)	Value

Insurance (continued)
3.88%, 03/27/28 (Call 12/27/27)	$50	$47,691
3.94%, 12/07/49 (Call 06/07/49)	40	31,684
4.35%, 02/25/50 (Call 08/25/49)	10	8,489
5.13%, 03/01/52 (Call 11/28/31), (5 year CMT + 3.162%)(b)	15	13,740
Prudential PLC, 3.13%, 04/14/30	15	13,202
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	50	47,657
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	15	14,008
3.70%, 04/01/25 (Call 01/01/25)	5	4,826
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	5	4,495
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	10	7,735
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	30	19,222
3.05%, 06/08/51 (Call 12/08/50)	15	10,464
4.60%, 08/01/43	15	13,710
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	15	11,266
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(b)	5	4,260
4.80%, 06/15/46	5	4,180
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	15	11,738
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	25	21,361
4.65%, 06/15/27 (Call 05/15/27)	5	4,831

		1,675,858

Internet — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	200	183,686
Alphabet Inc.
1.10%, 08/15/30 (Call 05/15/30)	70	55,191
1.90%, 08/15/40 (Call 02/15/40)	50	33,266
2.25%, 08/15/60 (Call 02/15/60)	25	14,491
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	35	31,937
2.50%, 06/03/50 (Call 12/03/49)	25	16,010
2.70%, 06/03/60 (Call 12/03/59)	30	18,429
3.10%, 05/12/51 (Call 11/12/50)	50	35,798
3.15%, 08/22/27 (Call 05/22/27)	23	21,484
3.80%, 12/05/24 (Call 09/05/24)	5	4,894
3.88%, 08/22/37 (Call 02/22/37)	45	39,753
3.95%, 04/13/52 (Call 10/13/51)	20	16,794
4.05%, 08/22/47 (Call 02/22/47)	35	30,197
4.25%, 08/22/57 (Call 02/22/57)	25	21,567
4.65%, 12/01/29 (Call 10/01/29)	20	19,714
4.70%, 11/29/24	15	14,919
4.70%, 12/01/32 (Call 09/01/32)	10	9,881
4.80%, 12/05/34 (Call 06/05/34)	30	29,976
4.95%, 12/05/44 (Call 06/05/44)	25	24,507
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	10	9,526
3.65%, 03/15/25 (Call 12/15/24)	10	9,679
4.63%, 04/13/30 (Call 01/13/30)	25	24,261
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	25	23,368
2.70%, 03/11/30 (Call 12/11/29)	30	25,487
4.00%, 07/15/42 (Call 01/15/42)	20	15,850
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	25	21,089

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.63%, 08/01/27 (Call 05/01/27)	$10	$9,553
5.00%, 02/15/26 (Call 11/15/25)	10	9,865
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	10	9,402
3.85%, 08/15/32 (Call 05/15/32)	20	17,953
4.45%, 08/15/52 (Call 02/15/52)	10	8,284
4.65%, 08/15/62 (Call 02/15/62)	15	12,475
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/23)	25	24,229

		843,515

Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	5	5,126
6.80%, 11/29/32 (Call 08/29/32)	15	15,187
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	23	14,978
3.13%, 04/01/32 (Call 01/01/32)	20	17,051
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	25	21,642
5.00%, 12/15/26 (Call 12/15/23)	30	29,440
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	27	23,480
6.25%, 08/10/26	30	30,599

		157,503

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	10	7,354
4.40%, 09/15/32 (Call 06/15/32)	10	8,502

		15,856

Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	15	12,944
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 03/31/23)	25	23,562
4.85%, 03/15/26 (Call 12/15/25)	15	14,749
5.63%, 04/23/25 (Call 03/23/25)	15	14,910
6.00%, 04/23/30 (Call 01/23/30)	10	10,044
Marriott International Inc./MD
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	20	16,934
Series R, 3.13%, 06/15/26 (Call 03/15/26)	25	23,370
Series X, 4.00%, 04/15/28 (Call 01/15/28)	25	23,477

		139,990

Machinery — 0.3%
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	40	30,522
6.05%, 08/15/36	28	30,572
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	25	23,689
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	10	7,329
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	25	22,039
7.13%, 03/03/31	10	11,541
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	25	23,692
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	10	7,705
John Deere Capital Corp.
0.45%, 06/07/24	10	9,419
1.50%, 03/06/28	20	17,107
1.75%, 03/09/27	10	8,921
2.00%, 06/17/31	10	8,072
2.25%, 09/14/26	10	9,149
2.80%, 07/18/29	10	8,865

Security	Par (000)	Value

Machinery (continued)
3.45%, 03/07/29	$25	$23,165
3.90%, 06/07/32	5	4,647
4.15%, 09/15/27	10	9,724
4.35%, 09/15/32	10	9,631
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	55	46,351
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	20	19,113
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	5	4,707
3.45%, 11/15/26 (Call 08/15/26)	15	13,870
4.95%, 09/15/28 (Call 06/15/28)	25	24,126
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	50	42,942

		416,898

Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	10	8,396
3.00%, 08/07/25	10	9,501
3.25%, 08/26/49 (Call 02/26/49)(a)	20	13,942
3.63%, 10/15/47 (Call 04/15/47)	10	7,525
4.00%, 09/14/48 (Call 03/14/48)(a)	25	20,050
Carlisle Companies Inc., 2.20%, 03/01/32 (Call 12/01/31)	15	11,379
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	15	12,251
4.15%, 03/15/33 (Call 12/15/32)	30	27,623
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	90	83,386
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	13	12,089
3.65%, 06/15/24	10	9,782
4.10%, 03/01/47 (Call 09/01/46)	25	20,763
4.20%, 11/21/34 (Call 05/21/34)	10	9,070
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	10	9,179
5.90%, 07/15/32 (Call 04/15/32)	10	10,009
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	15	12,980
2.75%, 04/01/31 (Call 01/01/31)	20	16,363
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	22	18,004
4.00%, 03/15/26 (Call 12/15/25)	25	24,166

		336,458

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	10	8,015
2.30%, 02/01/32 (Call 11/01/31)	20	14,705
2.80%, 04/01/31 (Call 01/01/31)	20	15,617
3.50%, 06/01/41 (Call 12/01/40)	40	26,102
3.70%, 04/01/51 (Call 10/01/50)	40	24,423
3.75%, 02/15/28 (Call 11/15/27)	20	18,015
3.85%, 04/01/61 (Call 10/01/60)	30	17,620
3.90%, 06/01/52 (Call 12/01/51)	30	18,906
4.20%, 03/15/28 (Call 12/15/27)	35	32,149
4.40%, 12/01/61 (Call 06/01/61)	35	22,647
4.80%, 03/01/50 (Call 09/01/49)	10	7,283
4.91%, 07/23/25 (Call 04/23/25)	20	19,565
5.05%, 03/30/29 (Call 12/30/28)	10	9,333
5.13%, 07/01/49 (Call 01/01/49)	30	22,999
5.38%, 05/01/47 (Call 11/01/46)	20	15,869
6.38%, 10/23/35 (Call 04/23/35)	5	4,788
6.48%, 10/23/45 (Call 04/23/45)	40	36,186

30	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp.
1.95%, 01/15/31 (Call 10/15/30)	$25	$20,032
2.65%, 02/01/30 (Call 11/01/29)	50	43,017
2.89%, 11/01/51 (Call 05/01/51)	50	32,353
2.94%, 11/01/56 (Call 05/01/56)	65	40,819
2.99%, 11/01/63 (Call 05/01/63)	106	64,811
3.15%, 03/01/26 (Call 12/01/25)	25	23,632
3.25%, 11/01/39 (Call 05/01/39)	50	38,924
3.30%, 04/01/27 (Call 02/01/27)	30	28,114
3.40%, 04/01/30 (Call 01/01/30)	25	22,563
3.40%, 07/15/46 (Call 01/15/46)	5	3,677
3.45%, 02/01/50 (Call 08/01/49)	10	7,306
3.75%, 04/01/40 (Call 10/01/39)	25	20,591
3.90%, 03/01/38 (Call 09/01/37)	40	34,312
4.20%, 08/15/34 (Call 02/15/34)	40	36,748
4.25%, 10/15/30 (Call 07/15/30)	25	23,757
4.65%, 07/15/42	25	23,103
4.75%, 03/01/44	25	22,825
5.35%, 11/15/27 (Call 10/15/27)	10	10,145
5.50%, 11/15/32 (Call 08/15/32)	10	10,279
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	5	4,765
3.63%, 05/15/30 (Call 02/15/30)	20	17,105
3.95%, 06/15/25 (Call 05/15/25)	34	32,597
4.65%, 05/15/50 (Call 11/15/49)	25	18,266
5.20%, 09/20/47 (Call 03/20/47)	25	19,957
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	30	28,636
5.58%, 01/25/49 (Call 07/25/48)	20	18,221
Grupo Televisa SAB, 6.63%, 01/15/40	25	25,865
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	15	13,561
3.70%, 06/01/28 (Call 03/01/28)	5	4,483
4.20%, 05/19/32 (Call 02/19/32)	15	12,351
4.38%, 03/15/43	15	10,409
4.60%, 01/15/45 (Call 07/15/44)	15	10,719
4.95%, 05/19/50 (Call 11/19/49)	10	7,406
5.25%, 04/01/44 (Call 10/01/43)	10	7,692
5.85%, 09/01/43 (Call 03/01/43)	15	12,599
5.90%, 10/15/40 (Call 04/15/40)	10	8,837
6.88%, 04/30/36	10	9,919
Thomson Reuters Corp.
5.50%, 08/15/35	14	13,622
5.85%, 04/15/40	10	9,732
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,613
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	10	7,451
5.88%, 11/15/40 (Call 05/15/40)	25	22,011
6.55%, 05/01/37	10	9,524
6.75%, 06/15/39	25	24,016
7.30%, 07/01/38	15	15,012
TWDC Enterprises 18 Corp., Series E, 4.13%, 12/01/41	2	1,736
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	95	90,297
1.75%, 01/13/26	100	91,362
2.20%, 01/13/28	20	17,759
2.75%, 09/01/49 (Call 03/01/49)	50	33,190
3.60%, 01/13/51 (Call 07/13/50)	50	38,769
3.70%, 10/15/25 (Call 07/15/25)	15	14,486
3.80%, 05/13/60 (Call 11/13/59)	30	23,323

Security	Par (000)	Value

Media (continued)
4.70%, 03/23/50 (Call 09/23/49)	$15	$14,036
6.65%, 11/15/37	35	39,664

		1,556,221

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45 (Call 12/15/44)	5	4,472

Mining — 0.3%
Barrick North America Finance LLC
5.70%, 05/30/41	5	4,993
5.75%, 05/01/43	10	10,080
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	20	20,605
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	15	13,099
5.00%, 09/30/43	35	34,030
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	10	9,266
4.25%, 03/01/30 (Call 03/01/25)	10	9,055
4.38%, 08/01/28 (Call 08/01/23)	10	9,309
4.55%, 11/14/24 (Call 08/14/24)	15	14,732
4.63%, 08/01/30 (Call 08/01/25)	10	9,302
5.25%, 09/01/29 (Call 09/01/24)	5	4,828
5.40%, 11/14/34 (Call 05/14/34)	5	4,725
5.45%, 03/15/43 (Call 09/15/42)	10	9,052
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	4,767
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	75	60,445
Rio Tinto Alcan Inc.
5.75%, 06/01/35	35	35,892
6.13%, 12/15/33	50	53,685
7.25%, 03/15/31	15	17,036
Southern Copper Corp.
5.88%, 04/23/45	15	15,160
6.75%, 04/16/40	30	32,903
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	15	15,090
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	10	7,659

		395,713

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	15	12,710
3.28%, 12/01/28 (Call 10/01/28)	10	8,627
3.57%, 12/01/31 (Call 09/01/31)	20	16,556
4.13%, 05/01/25 (Call 05/01/23)	10	9,588
4.25%, 04/01/28 (Call 10/01/23)	10	9,115
5.50%, 12/01/24 (Call 06/01/24)	20	19,838

		76,434

Oil & Gas — 1.1%
BP Capital Markets America Inc.
2.72%, 01/12/32 (Call 10/12/31)	10	8,380
2.77%, 11/10/50 (Call 05/10/50)	50	32,213
2.94%, 06/04/51 (Call 12/04/50)	40	26,578
3.00%, 02/24/50 (Call 08/24/49)	10	6,798
3.02%, 01/16/27 (Call 10/16/26)	10	9,297
3.06%, 06/17/41 (Call 12/17/40)	40	29,618
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	15	13,864
2.95%, 07/15/30 (Call 04/15/30)	9	7,616
3.90%, 02/01/25 (Call 11/01/24)	25	24,224
4.95%, 06/01/47 (Call 12/01/46)	15	13,056
5.85%, 02/01/35	15	14,431
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	10	7,909

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.75%, 02/15/52 (Call 08/15/51)	$20	$14,161
5.25%, 06/15/37 (Call 12/15/36)	5	4,569
5.40%, 06/15/47 (Call 12/15/46)	10	9,004
6.75%, 11/15/39	10	10,443
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	10	8,959
2.24%, 05/11/30 (Call 02/11/30)	25	21,372
3.08%, 05/11/50 (Call 11/11/49)	25	18,034
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	4	3,639
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	5	4,734
3.76%, 03/15/42 (Call 09/15/41)	5	4,103
3.80%, 03/15/52 (Call 09/15/51)	20	15,864
4.03%, 03/15/62 (Call 09/15/61)	20	15,848
5.90%, 10/15/32	25	26,766
6.95%, 04/15/29	10	10,973
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	15	11,244
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	10	9,380
4.38%, 03/15/29 (Call 12/15/28)	10	9,231
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	70	65,119
5.00%, 06/15/45 (Call 12/15/44)	5	4,242
5.25%, 10/15/27 (Call 10/15/23)	85	84,079
5.88%, 06/15/28 (Call 06/15/23)	25	25,169
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	10	8,391
3.25%, 12/01/26 (Call 10/01/26)	15	13,895
3.50%, 12/01/29 (Call 09/01/29)	10	8,837
4.40%, 03/24/51 (Call 09/24/50)	15	11,615
6.25%, 03/15/33 (Call 12/15/32)	10	10,195
6.25%, 03/15/53 (Call 09/15/52)	10	9,853
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	15	14,375
4.38%, 04/15/30 (Call 01/15/30)	10	9,597
4.95%, 04/15/50 (Call 10/15/49)	10	9,635
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	10	9,163
5.00%, 01/15/29 (Call 07/15/28)	10	9,376
5.68%, 10/01/25 (Call 10/04/23)	25	24,766
5.70%, 04/01/28 (Call 03/01/28)	15	14,766
6.13%, 02/01/25 (Call 01/01/25)	15	15,017
7.00%, 02/01/30 (Call 11/01/29)	15	15,475
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	50	45,652
2.38%, 05/22/30 (Call 02/22/30)	10	8,518
3.13%, 04/06/30 (Call 01/06/30)	55	49,493
3.25%, 11/10/24	10	9,710
3.25%, 11/18/49 (Call 05/18/49)	20	14,776
3.70%, 04/06/50 (Call 10/06/49)	5	4,015
4.80%, 11/08/43	20	19,017
5.10%, 08/17/40	20	19,880
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	5	4,783
2.44%, 08/16/29 (Call 05/16/29)	40	35,233
3.04%, 03/01/26 (Call 12/01/25)	15	14,215
3.10%, 08/16/49 (Call 02/16/49)	25	17,957
3.45%, 04/15/51 (Call 10/15/50)	26	19,826
3.48%, 03/19/30 (Call 12/19/29)	30	27,796

Security	Par (000)	Value

Oil & Gas (continued)
4.11%, 03/01/46 (Call 09/01/45)	$15	$12,836
4.33%, 03/19/50 (Call 09/19/49)	25	22,191
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	15	12,282
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	40	39,016
5.60%, 02/15/41	20	18,726
7.13%, 03/15/33	15	16,098
7.30%, 08/15/31	20	21,705
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	10	8,897
5.88%, 04/01/26 (Call 01/01/26)	10	9,999
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	20	19,051
6.60%, 10/01/37	10	9,962
6.80%, 03/15/32	15	15,474
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	65	64,090
6.50%, 03/01/41 (Call 09/01/40)	15	15,503
Ovintiv Inc.
6.50%, 08/15/34	10	10,014
6.50%, 02/01/38	15	14,748
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	20	17,833
2.15%, 12/15/30 (Call 09/15/30)	11	8,792
3.30%, 03/15/52 (Call 09/15/51)	25	17,217
3.85%, 04/09/25 (Call 03/09/25)	30	29,133
5.88%, 05/01/42	20	20,745
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	50	35,812
3.75%, 09/12/46	30	23,863
3.88%, 11/13/28 (Call 08/23/28)	58	55,405
4.13%, 05/11/35	45	41,411
4.55%, 08/12/43	35	31,990
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	25	19,508
6.50%, 06/15/38	15	15,399
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	5	4,779
3.13%, 05/29/50 (Call 11/29/49)	45	32,103
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	25	21,967
3.65%, 12/01/51 (Call 06/01/51)	30	21,317

		1,754,610

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	20	18,858
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	35	31,291
4.08%, 12/15/47 (Call 06/15/47)	15	11,842
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	40	34,596
4.85%, 11/15/35 (Call 05/15/35)	20	18,645
5.00%, 11/15/45 (Call 05/15/45)	15	13,233
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	10	8,832

		137,297

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	25	20,270
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	5	4,215

32	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	$50	$44,598
1.65%, 01/15/27 (Call 12/15/26)	10	8,591
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	10	8,611
3.40%, 12/15/27 (Call 09/15/27)	10	9,249
Sonoco Products Co.
1.80%, 02/01/25 (Call 03/31/23)	10	9,354
2.25%, 02/01/27 (Call 01/01/27)	20	17,929
2.85%, 02/01/32 (Call 11/01/31)	20	16,401
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	5	4,809
4.00%, 03/15/28 (Call 12/15/27)	5	4,674
4.90%, 03/15/29 (Call 12/15/28)	50	47,956

		196,657

Pharmaceuticals — 1.8%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	5	4,701
3.20%, 11/21/29 (Call 08/21/29)	5	4,420
3.60%, 05/14/25 (Call 02/14/25)	30	28,868
3.85%, 06/15/24 (Call 03/15/24)	30	29,438
4.05%, 11/21/39 (Call 05/21/39)	50	42,270
4.25%, 11/21/49 (Call 05/21/49)	50	41,611
4.40%, 11/06/42	40	34,694
4.45%, 05/14/46 (Call 11/14/45)	25	21,403
4.50%, 05/14/35 (Call 11/14/34)	50	46,371
4.55%, 03/15/35 (Call 09/15/34)	10	9,298
4.70%, 05/14/45 (Call 11/14/44)	25	22,149
4.75%, 03/15/45 (Call 09/15/44)	10	8,955
4.85%, 06/15/44 (Call 12/15/43)	10	9,083
4.88%, 11/14/48 (Call 05/14/48)	25	22,897
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	15	12,458
3.25%, 03/01/25 (Call 12/01/24)	65	62,276
4.30%, 12/15/47 (Call 06/15/47)	10	8,397
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 03/31/23)	68	64,350
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	25	19,728
4.38%, 11/16/45	10	9,065
4.38%, 08/17/48 (Call 02/17/48)	20	18,090
6.45%, 09/15/37	25	28,191
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	60	47,188
3.70%, 06/06/27 (Call 03/06/27)	20	18,875
3.79%, 05/20/50 (Call 11/20/49)	5	3,845
4.67%, 06/06/47 (Call 12/06/46)	10	8,789
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	50	31,620
2.95%, 03/15/32 (Call 12/15/31)	5	4,316
3.55%, 03/15/42 (Call 09/15/41)	30	24,346
3.70%, 03/15/52 (Call 09/15/51)	25	19,728
3.90%, 02/20/28 (Call 11/20/27)	20	19,172
3.90%, 03/15/62 (Call 09/15/61)	15	11,745
4.25%, 10/26/49 (Call 04/26/49)	30	25,901
4.63%, 05/15/44 (Call 11/15/43)	20	18,505
Cardinal Health Inc., 4.90%, 09/15/45 (Call 03/15/45)	15	12,988
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	40	32,569
3.40%, 03/15/50 (Call 09/15/49)	50	35,176
4.38%, 10/15/28 (Call 07/15/28)	40	38,409

Security	Par (000)	Value

Pharmaceuticals (continued)
4.80%, 07/15/46 (Call 01/16/46)	$25	$22,009
4.90%, 12/15/48 (Call 06/15/48)	20	17,998
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	50	42,121
2.70%, 08/21/40 (Call 02/21/40)	35	23,673
2.88%, 06/01/26 (Call 03/01/26)	50	46,504
3.00%, 08/15/26 (Call 06/15/26)	25	23,215
3.75%, 04/01/30 (Call 01/01/30)	10	9,037
3.88%, 07/20/25 (Call 04/20/25)	50	48,448
4.10%, 03/25/25 (Call 01/25/25)	50	49,005
4.13%, 04/01/40 (Call 10/01/39)	25	20,480
4.30%, 03/25/28 (Call 12/25/27)	45	43,013
4.78%, 03/25/38 (Call 09/25/37)	50	45,384
5.05%, 03/25/48 (Call 09/25/47)	65	58,269
5.13%, 07/20/45 (Call 01/20/45)	45	40,544
6.25%, 06/01/27	25	26,013
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	30	18,858
4.15%, 03/15/59 (Call 09/15/58)	15	13,080
5.55%, 03/15/37	15	15,886
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	10	9,703
6.38%, 05/15/38	45	50,858
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	60	58,460
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)	25	20,063
2.45%, 03/01/26 (Call 12/01/25)	45	42,151
2.45%, 09/01/60 (Call 03/01/60)	10	6,121
2.90%, 01/15/28 (Call 10/15/27)	30	27,899
3.40%, 01/15/38 (Call 07/15/37)	5	4,252
3.55%, 03/01/36 (Call 09/01/35)	30	26,543
3.63%, 03/03/37 (Call 09/03/36)	20	17,676
3.70%, 03/01/46 (Call 09/01/45)	50	42,058
5.95%, 08/15/37	15	16,651
McKesson Corp., 1.30%, 08/15/26 (Call 07/15/26)	50	43,942
Mead Johnson Nutrition Co., 4.60%, 06/01/44 (Call 12/01/43)	15	13,469
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	25	22,127
1.45%, 06/24/30 (Call 03/24/30)	10	8,000
2.15%, 12/10/31 (Call 09/10/31)	50	40,742
2.35%, 06/24/40 (Call 12/24/39)	25	17,359
2.45%, 06/24/50 (Call 12/24/49)	35	22,265
2.75%, 12/10/51 (Call 06/10/51)	20	13,348
3.40%, 03/07/29 (Call 12/07/28)	25	23,211
3.70%, 02/10/45 (Call 08/10/44)	25	20,556
4.00%, 03/07/49 (Call 09/07/48)	15	12,810
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,486
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	15	14,045
5.20%, 04/15/48 (Call 10/15/47)	15	11,444
5.40%, 11/29/43 (Call 05/29/43)	15	12,101
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	50	47,597
3.40%, 05/06/24	40	39,179
4.00%, 11/20/45 (Call 05/20/45)	33	28,806
4.40%, 05/06/44	25	23,172
Pfizer Inc.
1.75%, 08/18/31 (Call 05/18/31)	50	39,705
2.55%, 05/28/40 (Call 11/28/39)	25	18,010
2.63%, 04/01/30 (Call 01/01/30)	25	21,826

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.70%, 05/28/50 (Call 11/28/49)	$35	$23,912
3.45%, 03/15/29 (Call 12/15/28)	10	9,318
3.60%, 09/15/28 (Call 06/15/28)	40	38,026
4.00%, 03/15/49 (Call 09/15/48)	25	21,610
4.13%, 12/15/46	20	17,512
7.20%, 03/15/39	25	30,454
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	131	121,931
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	50	46,771
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	20	17,291
4.00%, 06/22/50 (Call 12/22/49)	15	9,669
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	90	83,065
3.00%, 05/15/50 (Call 11/15/49)	25	17,038

		2,744,654

Pipelines — 1.3%
Boardwalk Pipelines LP
3.60%, 09/01/32 (Call 06/01/32)	5	4,200
4.95%, 12/15/24 (Call 09/15/24)	111	109,233
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	20	15,795
3.70%, 11/15/29 (Call 05/18/29)	15	13,514
5.13%, 06/30/27 (Call 01/01/27)	25	24,672
5.88%, 03/31/25 (Call 10/02/24)	40	40,137
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	5	4,006
4.00%, 03/01/31 (Call 03/01/26)	10	8,638
4.50%, 10/01/29 (Call 10/01/24)	10	9,065
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	10	9,889
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	20	16,593
5.38%, 07/15/25 (Call 04/15/25)	15	14,847
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	35	30,750
2.50%, 02/14/25	10	9,446
3.50%, 06/10/24 (Call 03/10/24)	50	48,694
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	25	22,187
3.90%, 07/15/26 (Call 04/15/26)	10	9,438
4.40%, 03/15/27 (Call 12/15/26)	10	9,550
4.50%, 04/15/24 (Call 03/15/24)	30	29,599
4.75%, 01/15/26 (Call 10/15/25)	5	4,893
4.95%, 05/15/28 (Call 02/15/28)	45	43,362
4.95%, 06/15/28 (Call 03/15/28)	10	9,664
5.00%, 05/15/50 (Call 11/15/49)	25	20,528
5.15%, 03/15/45 (Call 09/15/44)	15	12,562
5.25%, 04/15/29 (Call 01/15/29)	25	24,376
5.40%, 10/01/47 (Call 04/01/47)	30	25,810
5.50%, 06/01/27 (Call 03/01/27)	20	19,875
6.00%, 06/15/48 (Call 12/15/47)	30	27,604
6.13%, 12/15/45 (Call 06/15/45)	20	18,702
6.25%, 04/15/49 (Call 10/15/48)	25	23,764
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	50	42,875
3.30%, 02/15/53 (Call 08/15/52)	5	3,395
3.70%, 02/15/26 (Call 11/15/25)	50	48,021
3.95%, 01/31/60 (Call 07/31/59)	25	18,402
4.25%, 02/15/48 (Call 08/15/47)	25	20,299
4.45%, 02/15/43 (Call 08/15/42)	20	17,083

Security	Par (000)	Value

Pipelines (continued)
4.80%, 02/01/49 (Call 08/01/48)	$30	$26,270
4.85%, 03/15/44 (Call 09/15/43)	25	22,242
4.90%, 05/15/46 (Call 11/15/45)	25	21,954
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(b)	20	16,730
Kinder Morgan Energy Partners LP
5.00%, 03/01/43 (Call 09/01/42)	20	16,911
6.95%, 01/15/38	15	15,996
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	25	16,909
4.80%, 02/01/33 (Call 11/01/32)	10	9,274
5.05%, 02/15/46 (Call 08/15/45)	25	21,099
5.20%, 03/01/48 (Call 09/01/47)	20	17,365
5.45%, 08/01/52 (Call 02/01/52)	10	8,917
5.55%, 06/01/45 (Call 12/01/44)	35	31,715
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	10	8,727
5.00%, 03/01/26 (Call 12/01/25)	10	9,891
5.15%, 10/15/43 (Call 04/15/43)	20	17,590
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	30	25,631
4.70%, 04/15/48 (Call 10/15/47)	25	20,129
4.80%, 02/15/29 (Call 11/15/28)	35	33,632
4.88%, 12/01/24 (Call 09/01/24)	25	24,671
4.90%, 04/15/58 (Call 10/15/57)	5	4,003
4.95%, 09/01/32 (Call 06/01/32)	10	9,407
5.50%, 02/15/49 (Call 08/15/48)	10	8,954
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	5	4,783
3.10%, 03/15/30 (Call 12/15/29)	20	16,960
4.35%, 03/15/29 (Call 12/15/28)	10	9,294
4.55%, 07/15/28 (Call 04/15/28)	5	4,750
5.20%, 07/15/48 (Call 01/15/48)	25	21,241
6.10%, 11/15/32 (Call 08/15/32)	25	25,152
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	15	14,482
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10	8,684
3.60%, 11/01/24 (Call 08/01/24)	20	19,351
4.50%, 12/15/26 (Call 09/15/26)	10	9,587
4.65%, 10/15/25 (Call 07/15/25)	10	9,765
4.90%, 02/15/45 (Call 08/15/44)	20	15,779
6.65%, 01/15/37	15	14,995
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	40	37,571
5.00%, 03/15/27 (Call 09/15/26)	25	24,400
5.63%, 03/01/25 (Call 12/01/24)	25	24,970
5.88%, 06/30/26 (Call 12/31/25)	25	25,157
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	10	9,343
4.50%, 03/15/45 (Call 09/15/44)	5	4,139
5.95%, 09/25/43 (Call 03/25/43)	40	39,434
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	10	8,502
4.95%, 04/15/52 (Call 10/15/51)	20	16,030
5.00%, 01/15/28 (Call 01/15/24)	10	9,562
5.20%, 07/01/27 (Call 06/01/27)	10	9,832
6.25%, 07/01/52 (Call 01/01/52)	15	14,287
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	15	14,166
4.38%, 03/13/25 (Call 12/13/24)	20	19,526

34	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	$50	$45,642
4.25%, 05/15/28 (Call 02/15/28)	30	28,367
4.88%, 05/15/48 (Call 11/15/47)	5	4,387
5.00%, 10/16/43 (Call 04/16/43)	25	22,361
6.20%, 10/15/37	25	25,761
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	20	17,395
4.00%, 03/15/28 (Call 12/15/27)	25	23,556
7.85%, 02/01/26 (Call 11/01/25)	5	5,301
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	30	24,346
3.50%, 11/15/30 (Call 08/15/30)	5	4,374
3.90%, 01/15/25 (Call 10/15/24)	40	38,804
4.65%, 08/15/32 (Call 05/15/32)	10	9,317
5.10%, 09/15/45 (Call 03/15/45)	15	13,185
5.40%, 03/04/44 (Call 09/04/43)	10	9,220
5.75%, 06/24/44 (Call 12/24/43)	20	19,049
6.30%, 04/15/40	25	25,621

		1,947,913

Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	5	4,064
4.88%, 03/01/26 (Call 12/01/25)	20	19,565
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	5	3,727

		27,356

Real Estate Investment Trusts — 1.4%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	25	20,713
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	20	14,828
2.00%, 05/18/32 (Call 02/18/32)	20	15,274
3.00%, 05/18/51 (Call 11/18/50)	35	22,498
3.38%, 08/15/31 (Call 05/15/31)	20	17,548
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	5	3,953
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	25	19,663
4.25%, 02/15/28 (Call 11/15/27)	5	4,669
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	8,989
1.50%, 01/31/28 (Call 11/30/27)	20	16,524
1.60%, 04/15/26 (Call 03/15/26)	10	8,902
2.70%, 04/15/31 (Call 01/15/31)	45	36,473
2.75%, 01/15/27 (Call 11/15/26)	10	9,024
2.90%, 01/15/30 (Call 10/15/29)	35	29,609
2.95%, 01/15/51 (Call 07/15/50)	20	12,079
3.10%, 06/15/50 (Call 12/15/49)	20	12,444
3.38%, 10/15/26 (Call 07/15/26)	10	9,293
3.55%, 07/15/27 (Call 04/15/27)	30	27,716
4.00%, 06/01/25 (Call 03/01/25)	10	9,676
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	5	3,959
3.20%, 01/15/28 (Call 10/15/27)	5	4,595
3.45%, 06/01/25 (Call 03/03/25)	5	4,803
3.90%, 10/15/46 (Call 04/15/46)	15	11,713
Boston Properties LP
3.20%, 01/15/25 (Call 10/15/24)	5	4,774
3.25%, 01/30/31 (Call 10/30/30)	35	29,200
3.40%, 06/21/29 (Call 03/21/29)	20	17,187
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	5	4,220

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.10%, 10/01/24 (Call 07/01/24)	$5	$4,808
4.55%, 10/01/29 (Call 07/01/29)	10	8,250
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	5	4,802
3.90%, 03/15/27 (Call 12/15/26)	10	9,278
4.05%, 07/01/30 (Call 04/01/30)	15	13,278
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	5	3,606
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	10	7,187
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	5	3,847
2.75%, 04/15/31 (Call 01/15/31)	5	3,772
2.90%, 12/01/33 (Call 09/01/33)	5	3,524
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	10	6,798
3.25%, 01/15/51 (Call 07/15/50)	25	16,403
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	40	36,329
2.10%, 04/01/31 (Call 01/01/31)	25	19,585
3.10%, 11/15/29 (Call 08/15/29)	20	17,348
3.20%, 09/01/24 (Call 07/01/24)	20	19,324
4.00%, 11/15/49 (Call 05/15/49)	20	15,193
4.45%, 02/15/26 (Call 11/15/25)	15	14,576
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	20	18,572
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	35	32,434
4.45%, 07/15/28 (Call 04/15/28)	20	18,865
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	5	4,290
2.15%, 07/15/30 (Call 04/15/30)	10	7,991
2.63%, 11/18/24 (Call 10/18/24)	60	57,122
2.95%, 09/15/51 (Call 03/15/51)	25	15,574
3.20%, 11/18/29 (Call 08/18/29)(a)	35	30,518
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	45	37,993
3.50%, 03/01/28 (Call 12/01/27)	20	18,460
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	15	8,744
3.38%, 04/15/26 (Call 01/15/26)	15	14,021
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	15	11,946
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)	15	13,326
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	5	4,798
4.00%, 01/15/30 (Call 10/17/29)	20	17,543
4.00%, 01/15/31 (Call 10/15/30)	20	17,159
5.30%, 01/15/29 (Call 10/15/28)	20	18,929
5.38%, 04/15/26 (Call 01/15/26)	10	9,757
5.75%, 06/01/28 (Call 03/03/28)	15	14,687
Healthcare Realty Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	15	13,948
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	19	16,172
Healthpeak Properties Interim Inc.
3.00%, 01/15/30 (Call 10/15/29)	20	17,230
3.25%, 07/15/26 (Call 05/15/26)	55	51,539
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	10	7,921
3.88%, 03/01/27 (Call 12/01/26)	10	9,221
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31 (Call 09/15/31)	5	3,855

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	$5	$3,768
4.65%, 04/01/29 (Call 01/01/29)	10	8,474
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	20	14,996
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	15	10,599
2.65%, 11/15/33 (Call 08/15/33)	10	6,873
4.25%, 08/15/29 (Call 05/15/29)	5	4,351
Kimco Realty Corp., 3.70%, 10/01/49 (Call 04/01/49)	26	18,370
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	15	13,888
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	10	9,553
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	20	18,596
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	10	8,003
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	15	11,711
3.95%, 03/15/29 (Call 12/15/28)	25	23,501
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	5	3,757
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	5	3,191
3.60%, 12/15/26 (Call 09/15/26)	27	25,149
4.30%, 10/15/28 (Call 07/15/28)	15	14,012
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	5	3,586
3.38%, 02/01/31 (Call 11/01/30)	10	7,901
5.25%, 01/15/26 (Call 10/15/25)	20	19,603
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	5	3,821
Prologis LP
1.75%, 07/01/30 (Call 04/01/30)	50	39,794
2.13%, 04/15/27 (Call 02/15/27)	25	22,512
2.13%, 10/15/50 (Call 04/15/50)	25	14,094
3.25%, 10/01/26 (Call 07/01/26)	25	23,641
4.63%, 01/15/33 (Call 10/15/32)	10	9,664
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	65	60,148
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	25	23,094
3.25%, 01/15/31 (Call 10/15/30)	35	30,507
3.65%, 01/15/28 (Call 10/15/27)	25	23,417
4.63%, 11/01/25 (Call 09/01/25)	45	44,214
5.63%, 10/13/32 (Call 07/13/32)	5	5,098
Regency Centers LP, 4.65%, 03/15/49 (Call 09/15/48)	10	8,271
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	10	7,907
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	10	7,417
3.90%, 10/15/29 (Call 07/15/29)	5	4,158
5.13%, 08/15/26 (Call 05/15/26)	10	9,452
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	35	30,574
2.65%, 07/15/30 (Call 04/15/30)	5	4,201
3.25%, 11/30/26 (Call 08/30/26)	5	4,668
3.25%, 09/13/49 (Call 03/13/49)	50	34,450
3.30%, 01/15/26 (Call 10/15/25)	5	4,744
3.50%, 09/01/25 (Call 06/01/25)	50	47,969
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	5	4,688
Spirit Realty LP
2.70%, 02/15/32 (Call 11/15/31)	5	3,816
4.00%, 07/15/29 (Call 04/15/29)	20	17,635
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	20	17,779
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	15	11,967

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	$5	$3,698
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	40	35,082
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	5	4,725
3.25%, 10/15/26 (Call 07/15/26)	15	13,826
4.00%, 03/01/28 (Call 12/01/27)	20	18,534
4.13%, 01/15/26 (Call 10/15/25)	10	9,622
4.38%, 02/01/45 (Call 08/01/44)	5	3,993
4.75%, 11/15/30 (Call 08/15/30)	15	14,155
VICI Properties LP
4.38%, 05/15/25	15	14,454
4.75%, 02/15/28 (Call 01/15/28)	10	9,434
4.95%, 02/15/30 (Call 12/15/29)	20	18,733
5.63%, 05/15/52 (Call 11/15/51)	15	13,340
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	20	17,226
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	10	8,183
2.70%, 02/15/27 (Call 12/15/26)	20	18,043
2.75%, 01/15/31 (Call 10/15/30)	35	28,527
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	40	36,424
4.00%, 04/15/30 (Call 01/15/30)	15	13,618
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	10	7,519
3.85%, 07/15/29 (Call 04/15/29)	10	9,080

		2,128,647

Retail — 1.0%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)	30	25,423
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	5	4,665
AutoZone Inc.
3.63%, 04/15/25 (Call 03/15/25)	50	48,271
3.75%, 04/18/29 (Call 01/18/29)	25	22,937
4.00%, 04/15/30 (Call 01/15/30)	20	18,377
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	10	7,861
4.45%, 10/01/28 (Call 07/01/28)	5	4,789
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	30	26,235
1.60%, 04/20/30 (Call 01/20/30)	35	28,563
1.75%, 04/20/32 (Call 01/20/32)	10	7,891
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	35	33,406
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	15	11,838
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	25	23,782
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	25	24,281
4.20%, 05/15/28 (Call 02/15/28)	30	28,558
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	50	45,699
2.75%, 09/15/51 (Call 03/15/51)	25	16,280
3.13%, 12/15/49 (Call 06/15/49)	25	17,674
3.25%, 04/15/32 (Call 01/15/32)	50	43,824
3.35%, 04/15/50 (Call 10/15/49)	10	7,417
3.63%, 04/15/52 (Call 10/15/51)	35	26,914
3.90%, 12/06/28 (Call 09/06/28)	5	4,787
3.90%, 06/15/47 (Call 12/15/46)	25	20,642
4.25%, 04/01/46 (Call 10/01/45)	35	30,311
4.50%, 09/15/32 (Call 06/15/32)	40	38,566
4.50%, 12/06/48 (Call 06/06/48)	25	22,481
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	25	20,569

36	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.65%, 04/05/29 (Call 01/05/29)	$35	$31,964
3.70%, 04/15/46 (Call 10/15/45)	40	29,562
3.75%, 04/01/32 (Call 01/01/32)	50	44,257
4.00%, 04/15/25 (Call 03/15/25)	60	58,391
4.05%, 05/03/47 (Call 11/03/46)	40	31,232
4.25%, 04/01/52 (Call 10/01/51)	20	15,741
4.40%, 09/08/25	10	9,828
5.00%, 04/15/33 (Call 01/15/33)	5	4,813
5.80%, 09/15/62 (Call 03/15/62)	10	9,661
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	25	20,713
2.63%, 09/01/29 (Call 06/01/29)	10	8,690
3.30%, 07/01/25 (Call 06/15/25)	10	9,618
3.50%, 07/01/27 (Call 05/01/27)	10	9,428
3.60%, 07/01/30 (Call 04/01/30)	10	9,112
3.63%, 09/01/49 (Call 03/01/49)	30	22,608
3.70%, 01/30/26 (Call 10/30/25)	30	28,934
4.60%, 05/26/45 (Call 11/26/44)	15	13,321
5.15%, 09/09/52 (Call 03/09/52)	10	9,586
6.30%, 10/15/37	35	38,041
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	65	62,197
4.20%, 04/01/30 (Call 01/01/30)	15	14,057
4.35%, 06/01/28 (Call 03/01/28)	20	19,262
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	25	21,865
1.88%, 04/15/31 (Call 01/15/31)	5	3,907
4.60%, 04/15/25 (Call 03/15/25)	15	14,768
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	60	53,360
2.25%, 03/12/30 (Call 12/12/29)	20	16,580
2.45%, 06/15/26 (Call 03/15/26)	5	4,609
2.55%, 11/15/30 (Call 08/15/30)	30	25,042
3.50%, 03/01/28 (Call 12/01/27)	25	23,297
3.80%, 08/15/25 (Call 06/15/25)	50	48,483
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	10	8,484
2.50%, 04/15/26	35	32,746
2.65%, 09/15/30 (Call 06/15/30)	10	8,557
2.95%, 01/15/52 (Call 07/15/51)	20	13,625
4.00%, 07/01/42	20	17,568
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	5	4,186
2.25%, 09/15/26 (Call 06/15/26)	35	31,965
3.88%, 04/15/30 (Call 01/15/30)	20	18,806
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	20	14,488
Walmart Inc.
2.65%, 09/22/51 (Call 03/22/51)	55	37,269
3.90%, 09/09/25	10	9,800
3.95%, 09/09/27 (Call 08/09/27)	10	9,746
4.05%, 06/29/48 (Call 12/29/47)	56	49,332
4.50%, 09/09/52 (Call 03/09/52)	10	9,428
5.25%, 09/01/35	15	15,754

		1,606,722

Semiconductors — 0.9%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	25	23,159
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	76	72,724
3.50%, 12/05/26 (Call 09/05/26)	35	33,207

Security	Par (000)	Value

Semiconductors (continued)
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	$5	$4,481
5.10%, 10/01/35 (Call 04/01/35)	25	25,155
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(d)	65	55,088
2.45%, 02/15/31 (Call 11/15/30)(d)	10	7,921
3.14%, 11/15/35 (Call 08/15/35)(d)	70	51,646
3.42%, 04/15/33 (Call 01/15/33)(d)	50	40,266
3.47%, 04/15/34 (Call 01/15/34)(d)	15	11,881
3.50%, 02/15/41 (Call 08/15/40)(d)	40	28,639
3.75%, 02/15/51 (Call 08/15/50)(d)	20	13,946
4.11%, 09/15/28 (Call 06/15/28)	30	28,066
4.15%, 11/15/30 (Call 08/15/30)	14	12,607
4.93%, 05/15/37 (Call 02/15/37)(d)	35	30,432
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	25	23,213
3.05%, 08/12/51 (Call 02/12/51)	25	16,081
3.15%, 05/11/27 (Call 02/11/27)	35	32,532
3.25%, 11/15/49 (Call 05/15/49)	20	13,379
3.70%, 07/29/25 (Call 04/29/25)	15	14,510
3.73%, 12/08/47 (Call 06/08/47)	30	22,226
3.75%, 03/25/27 (Call 01/25/27)	20	19,104
3.75%, 08/05/27 (Call 07/05/27)	10	9,502
4.10%, 05/19/46 (Call 11/19/45)	25	20,049
4.75%, 03/25/50 (Call 09/25/49)	25	21,659
4.80%, 10/01/41	25	22,642
4.90%, 07/29/45 (Call 01/29/45)	25	23,155
4.90%, 08/05/52 (Call 02/05/52)	10	8,859
5.20%, 02/10/33 (Call 11/10/32)	40	39,246
5.90%, 02/10/63 (Call 08/10/62)	35	34,447
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	40	38,134
4.95%, 07/15/52 (Call 01/15/52)	20	18,875
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	10	6,665
3.75%, 03/15/26 (Call 01/15/26)	60	57,809
4.00%, 03/15/29 (Call 12/15/28)	65	61,692
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	45	34,121
4.66%, 02/15/30 (Call 11/15/29)	20	18,371
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	20	17,625
3.20%, 09/16/26 (Call 06/16/26)	55	52,207
3.70%, 04/01/60 (Call 10/01/59)	25	18,986
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	25	24,956
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	30	23,685
2.65%, 02/15/32 (Call 11/15/31)	15	11,780
3.13%, 02/15/42 (Call 08/15/41)	30	20,214
3.40%, 05/01/30 (Call 02/01/30)	15	12,995
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	15	13,369
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	25	19,107
3.25%, 05/20/27 (Call 02/20/27)	25	23,501
3.45%, 05/20/25 (Call 02/20/25)	30	28,970
4.30%, 05/20/47 (Call 11/20/46)	25	21,839
6.00%, 05/20/53 (Call 11/20/52)	25	26,952
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	25	22,008
3.00%, 06/01/31 (Call 03/01/31)	5	4,048

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	$10	$8,178
3.88%, 03/15/39 (Call 09/15/38)	15	13,253
4.15%, 05/15/48 (Call 11/15/47)	27	23,932

		1,383,094

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	25	22,870

Software — 0.9%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	25	19,504
3.40%, 06/15/27 (Call 03/15/27)	30	28,156
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	35	31,814
3.25%, 02/01/25 (Call 11/01/24)	20	19,366
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	5	4,286
4.38%, 06/15/25 (Call 03/15/25)	46	45,281
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	20	16,880
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	15	11,740
4.80%, 03/01/26 (Call 12/01/25)	45	44,620
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)	20	15,725
3.10%, 03/01/41 (Call 09/01/40)	35	24,128
4.50%, 07/15/25	20	19,552
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	20	17,860
4.40%, 07/01/49 (Call 01/01/49)	25	20,149
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	25	22,685
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	30	27,808
2.53%, 06/01/50 (Call 12/01/49)	10	6,677
2.68%, 06/01/60 (Call 12/01/59)	35	22,646
2.92%, 03/17/52 (Call 09/17/51)	20	14,425
3.04%, 03/17/62 (Call 09/17/61)	25	17,507
3.30%, 02/06/27 (Call 11/06/26)	40	38,209
3.45%, 08/08/36 (Call 02/08/36)	59	51,591
3.50%, 02/12/35 (Call 08/12/34)	65	58,766
3.70%, 08/08/46 (Call 02/08/46)	75	64,170
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	65	61,301
2.95%, 11/15/24 (Call 09/15/24)	60	57,548
2.95%, 05/15/25 (Call 02/15/25)	25	23,710
3.60%, 04/01/40 (Call 10/01/39)	25	18,462
3.60%, 04/01/50 (Call 10/01/49)	35	23,734
3.65%, 03/25/41 (Call 09/25/40)	40	29,468
3.80%, 11/15/37 (Call 05/15/37)	40	31,618
3.85%, 04/01/60 (Call 10/01/59)	25	16,618
3.90%, 05/15/35 (Call 11/15/34)	25	20,754
3.95%, 03/25/51 (Call 09/25/50)	50	35,879
4.00%, 07/15/46 (Call 01/15/46)	10	7,317
4.00%, 11/15/47 (Call 05/15/47)	35	25,633
4.13%, 05/15/45 (Call 11/15/44)	30	22,635
4.30%, 07/08/34 (Call 01/08/34)	25	21,978
4.38%, 05/15/55 (Call 11/15/54)	25	18,971
6.13%, 07/08/39	30	29,970
6.50%, 04/15/38	25	26,043
6.90%, 11/09/52 (Call 05/09/52)	35	37,727

Security	Par (000)	Value

Software (continued)
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	$25	$21,722
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	65	45,935
2.90%, 07/15/51 (Call 01/15/51)	30	20,174
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	35	26,685
Take-Two Interactive Software Inc.
3.55%, 04/14/25	20	19,223
4.00%, 04/14/32 (Call 01/14/32)	10	8,906
VMware Inc.
1.00%, 08/15/24 (Call 03/31/23)	35	32,711
1.80%, 08/15/28 (Call 06/15/28)	20	16,348
2.20%, 08/15/31 (Call 05/15/31)	35	26,544
3.90%, 08/21/27 (Call 05/21/27)	20	18,691

		1,389,850

Telecommunications — 1.6%
America Movil SAB de CV, 6.13%, 03/30/40	50	52,681
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	45	38,236
1.70%, 03/25/26 (Call 03/25/23)	35	31,458
2.25%, 02/01/32 (Call 11/01/31)	35	27,328
2.55%, 12/01/33 (Call 09/01/33)	60	45,935
3.50%, 06/01/41 (Call 12/01/40)	75	56,276
3.50%, 09/15/53 (Call 03/15/53)	80	54,922
3.55%, 09/15/55 (Call 03/15/55)	75	50,851
3.65%, 06/01/51 (Call 12/01/50)	50	35,726
3.80%, 02/15/27 (Call 11/15/26)	55	52,231
3.80%, 12/01/57 (Call 06/01/57)	42	29,482
3.85%, 06/01/60 (Call 12/01/59)	50	34,947
4.30%, 02/15/30 (Call 11/15/29)	50	46,920
4.35%, 03/01/29 (Call 12/01/28)	10	9,480
4.35%, 06/15/45 (Call 12/15/44)	20	16,267
4.50%, 05/15/35 (Call 11/15/34)	20	17,977
4.55%, 03/09/49 (Call 09/09/48)	25	20,699
5.25%, 03/01/37 (Call 09/01/36)	45	43,342
6.00%, 08/15/40 (Call 05/15/40)	5	5,075
6.30%, 01/15/38	15	15,678
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	20	14,693
4.46%, 04/01/48 (Call 10/01/47)	15	12,743
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	45	35,323
British Telecommunications PLC, 9.63%, 12/15/30	25	30,215
Cisco Systems Inc.
5.50%, 01/15/40	20	21,041
5.90%, 02/15/39	10	10,949
Corning Inc.
5.35%, 11/15/48 (Call 05/15/48)	30	28,725
5.45%, 11/15/79 (Call 05/15/79)	10	8,829
Deutsche Telekom International Finance BV
8.75%, 06/15/30	30	35,575
9.25%, 06/01/32	20	25,330
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	25	22,235
3.75%, 08/15/29 (Call 05/15/29)	10	8,970
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	45	35,197
2.75%, 05/24/31 (Call 02/24/31)	15	11,925
4.00%, 09/01/24	21	20,587
Orange SA
5.50%, 02/06/44 (Call 08/06/43)	20	20,151
9.00%, 03/01/31	40	48,926

38	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(d)	$15	$14,230
3.63%, 12/15/25 (Call 09/15/25)	15	14,248
3.80%, 03/15/32 (Call 12/15/31)(d)	25	21,840
4.50%, 03/15/42 (Call 09/15/41)(d)	20	16,406
4.50%, 03/15/43 (Call 09/15/42)	30	24,440
5.00%, 03/15/44 (Call 09/15/43)	50	43,380
7.50%, 08/15/38	15	16,785
Telefonica Emisiones SA
4.10%, 03/08/27	150	142,071
7.05%, 06/20/36	5	5,269
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	20	18,362
3.40%, 05/13/32 (Call 02/13/32)	30	25,476
4.60%, 11/16/48 (Call 05/16/48)	15	13,177
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/24)	80	72,814
2.25%, 11/15/31 (Call 08/15/31)	10	7,845
2.55%, 02/15/31 (Call 11/15/30)	50	40,772
2.63%, 04/15/26 (Call 04/15/23)	10	9,158
3.00%, 02/15/41 (Call 08/15/40)	45	31,392
3.30%, 02/15/51 (Call 08/15/50)	25	16,724
3.40%, 10/15/52 (Call 04/15/52)	30	20,367
3.60%, 11/15/60 (Call 05/15/60)	65	43,341
3.75%, 04/15/27 (Call 02/15/27)	44	41,373
3.88%, 04/15/30 (Call 01/15/30)	15	13,605
4.50%, 04/15/50 (Call 10/15/49)	30	24,918
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	20	15,713
2.55%, 03/21/31 (Call 12/21/30)	40	32,677
2.63%, 08/15/26	10	9,182
2.65%, 11/20/40 (Call 05/20/40)	50	33,802
2.88%, 11/20/50 (Call 05/20/50)	70	44,117
2.99%, 10/30/56 (Call 04/30/56)	25	15,280
3.40%, 03/22/41 (Call 09/22/40)	50	37,708
3.55%, 03/22/51 (Call 09/22/50)	50	36,101
3.70%, 03/22/61 (Call 09/22/60)	45	31,653
4.02%, 12/03/29 (Call 09/03/29)	65	60,027
4.13%, 08/15/46	10	8,147
4.27%, 01/15/36	35	30,851
4.33%, 09/21/28	25	23,936
4.40%, 11/01/34 (Call 05/01/34)	25	22,739
4.50%, 08/10/33	25	23,203
4.86%, 08/21/46	35	31,555
5.25%, 03/16/37	25	24,388
Vodafone Group PLC
4.13%, 05/30/25	70	68,144
4.25%, 09/17/50	40	31,384
4.38%, 05/30/28	20	19,512
4.38%, 02/19/43	55	44,987

		2,400,024

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	18	16,731
3.90%, 11/19/29 (Call 08/19/29)	15	13,225
5.10%, 05/15/44 (Call 11/15/43)(a)	10	8,430

		38,386

Transportation — 0.7%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	35	23,365

Security	Par (000)	Value

Transportation (continued)
3.30%, 09/15/51 (Call 03/15/51)	$25	$18,149
3.55%, 02/15/50 (Call 08/15/49)	25	19,176
3.90%, 08/01/46 (Call 02/01/46)	10	8,091
4.05%, 06/15/48 (Call 12/15/47)	25	20,906
6.20%, 08/15/36	25	27,084
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	15	14,041
3.20%, 08/02/46 (Call 02/02/46)	60	43,847
4.45%, 01/20/49 (Call 07/20/48)	25	22,453
6.20%, 06/01/36	10	10,788
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 03/31/23)	5	4,658
1.75%, 12/02/26 (Call 11/02/26)	20	17,705
4.00%, 06/01/28 (Call 03/01/28)	25	23,760
6.13%, 09/15/2115 (Call 03/15/2115)	15	15,299
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	20	16,881
2.50%, 05/15/51 (Call 11/15/50)	15	9,222
2.60%, 11/01/26 (Call 08/01/26)	35	32,080
3.25%, 06/01/27 (Call 03/01/27)	10	9,325
3.35%, 09/15/49 (Call 03/15/49)	15	10,803
3.80%, 11/01/46 (Call 05/01/46)	25	19,559
4.30%, 03/01/48 (Call 09/01/47)	25	21,273
4.50%, 11/15/52 (Call 05/15/52)	15	13,016
6.15%, 05/01/37	10	10,546
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	33	30,410
4.20%, 10/17/28 (Call 07/17/28)	20	19,202
4.55%, 04/01/46 (Call 10/01/45)	25	20,679
4.75%, 11/15/45 (Call 05/15/45)	25	21,348
4.90%, 01/15/34	20	19,151
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	39	31,958
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	25	24,028
Kansas City Southern, 4.20%, 11/15/69 (Call 05/15/69)	10	7,669
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	10	9,383
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	100	92,886
3.05%, 05/15/50 (Call 11/15/49)	10	6,641
3.16%, 05/15/55 (Call 11/15/54)	72	47,335
3.80%, 08/01/28 (Call 05/01/28)	15	14,021
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	5	4,771
2.85%, 03/01/27 (Call 02/01/27)	10	9,079
3.35%, 09/01/25 (Call 08/01/25)	10	9,474
4.63%, 06/01/25 (Call 05/01/25)	10	9,769
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	50	45,250
2.80%, 02/14/32 (Call 11/14/31)	10	8,440
2.97%, 09/16/62 (Call 03/16/62)	25	15,716
3.20%, 05/20/41 (Call 11/20/40)	5	3,854
3.50%, 02/14/53 (Call 08/14/52)	10	7,483
3.70%, 03/01/29 (Call 12/01/28)	10	9,358
3.80%, 10/01/51 (Call 04/01/51)	40	31,814
3.80%, 04/06/71 (Call 10/06/70)	15	10,931
3.84%, 03/20/60 (Call 09/20/59)	40	30,568
3.95%, 09/10/28 (Call 06/10/28)	45	43,046
4.50%, 09/10/48 (Call 03/10/48)	25	21,852

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	$20	$17,306
3.40%, 03/15/29 (Call 12/15/28)	10	9,241
4.45%, 04/01/30 (Call 01/01/30)	20	19,551
5.20%, 04/01/40 (Call 10/01/39)	15	15,124
5.30%, 04/01/50 (Call 10/01/49)	25	25,729
6.20%, 01/15/38	15	16,599

		1,121,693

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	15	9,471
3.25%, 09/15/26 (Call 06/15/26)	5	4,631
3.50%, 06/01/32 (Call 03/01/32)	15	12,607
4.55%, 11/07/28 (Call 08/07/28)	15	14,246

		40,955

Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)	10	8,772

Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	25	22,923
3.45%, 06/01/29 (Call 03/01/29)	10	9,084
3.75%, 09/01/47 (Call 03/01/47)	25	19,493
6.59%, 10/15/37	15	16,375
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	25	17,438
3.57%, 05/01/29 (Call 02/01/29)	10	8,981
United Utilities PLC, 6.88%, 08/15/28	10	10,665

		104,959

Total Corporate Bonds & Notes — 35.5% (Cost: $63,666,171)		54,877,315

Foreign Government Obligations(f)

Canada — 0.4%
Canada Government International Bond, 1.63%, 01/22/25	10	9,430
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,856
Province of Alberta Canada
1.00%, 05/20/25	45	41,363
1.30%, 07/22/30	65	52,086
Province of British Columbia Canada
0.90%, 07/20/26(a)	10	8,851
7.25%, 09/01/36	25	31,792
Province of Manitoba Canada
2.13%, 06/22/26	70	64,488
Series GX, 2.60%, 04/16/24	50	48,514
Province of Ontario Canada
0.63%, 01/21/26	25	22,263
1.05%, 04/14/26	50	44,736
2.30%, 06/15/26	50	46,363
2.50%, 04/27/26	75	70,095
Province of Quebec Canada
0.60%, 07/23/25	55	49,840
Series QX, 1.50%, 02/11/25	155	145,092

		647,769

Chile — 0.1%
Chile Government International Bond, 3.50%, 01/25/50 (Call 07/25/49)	200	144,618

Security	Par (000)	Value

Indonesia — 0.3%
Indonesia Government International Bond
3.85%, 10/15/30(a)	$200	$186,886
4.85%, 01/11/33 (Call 10/11/32)	200	196,338

		383,224

Israel — 0.1%
State of Israel, 2.50%, 01/15/30	200	173,914

Italy — 0.1%
Republic of Italy Government International Bond, 2.88%, 10/17/29	150	126,701

Japan — 0.1%
Japan Bank for International Cooperation, 2.25%, 11/04/26	200	182,212

Mexico — 0.3%
Mexico Government International Bond
4.15%, 03/28/27	200	193,984
4.50%, 01/31/50 (Call 07/31/49)	200	157,830
4.60%, 01/23/46	150	120,618
4.75%, 03/08/44	30	24,976

		497,408

Panama — 0.1%
Panama Government International Bond, 4.50%, 04/01/56 (Call 10/01/55)	150	109,605

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	95	88,438
2.78%, 12/01/60 (Call 06/01/60)	30	17,400
2.84%, 06/20/30	25	21,149
6.55%, 03/14/37(a)	45	48,011
8.75%, 11/21/33	31	38,410

		213,408

Philippines — 0.2%
Philippine Government International Bond
2.95%, 05/05/45	200	142,326
3.75%, 01/14/29	200	187,560

		329,886

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26	40	38,009

Supranational — 1.8%
African Development Bank
0.88%, 03/23/26	215	192,186
0.88%, 07/22/26	100	88,390
Asian Development Bank
0.38%, 09/03/25	215	193,345
0.50%, 02/04/26	230	204,465
0.63%, 10/08/24	35	32,639
0.63%, 04/29/25	180	164,669
1.50%, 10/18/24	125	118,111
1.50%, 01/20/27	10	8,958
1.88%, 03/15/29	10	8,717
1.88%, 01/24/30	25	21,537
2.00%, 01/22/25	10	9,478
2.00%, 04/24/26	5	4,627
2.88%, 05/06/25	15	14,399
5.82%, 06/16/28	5	5,317

40	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	$40	$35,365
3.75%, 09/14/27	15	14,526
Council of Europe Development Bank
0.88%, 09/22/26	25	21,983
1.38%, 02/27/25	10	9,338
European Bank for Reconstruction & Development
0.50%, 01/28/26	30	26,690
1.50%, 02/13/25	5	4,688
1.63%, 09/27/24	35	33,210
European Investment Bank
0.38%, 12/15/25	35	31,194
0.75%, 10/26/26	20	17,535
0.75%, 09/23/30	45	35,338
1.25%, 02/14/31	40	32,478
1.63%, 10/09/29	85	72,818
1.63%, 05/13/31	20	16,669
2.50%, 10/15/24	10	9,617
4.88%, 02/15/36	10	10,641
Inter-American Development Bank
0.63%, 07/15/25	45	40,936
0.63%, 09/16/27	50	42,409
0.88%, 04/03/25	60	55,331
0.88%, 04/20/26	95	84,864
1.13%, 01/13/31	20	15,944
1.75%, 03/14/25	5	4,701
2.13%, 01/15/25	10	9,509
2.25%, 06/18/29	15	13,317
2.38%, 07/07/27(a)	45	41,517
3.13%, 09/18/28	70	65,951
3.25%, 07/01/24	5	4,878
4.38%, 01/24/44	30	29,751
International Bank for Reconstruction & Development
0.38%, 07/28/25	15	13,548
0.50%, 10/28/25	55	49,383
0.63%, 04/22/25	220	201,454
0.75%, 03/11/25	35	32,268
0.75%, 11/24/27	110	93,377
0.75%, 08/26/30	10	7,807
0.88%, 07/15/26	10	8,876
0.88%, 05/14/30	50	39,764
1.13%, 09/13/28	100	84,571
1.25%, 02/10/31	85	68,575
1.38%, 04/20/28	80	69,362
1.50%, 08/28/24	5	4,745
1.63%, 01/15/25	55	51,825
1.63%, 11/03/31	50	41,189
1.88%, 10/27/26	39	35,616
2.50%, 07/29/25	5	4,755
2.50%, 11/22/27	15	13,845
2.50%, 03/29/32	5	4,415
3.13%, 06/15/27	10	9,513
3.63%, 09/21/29	5	4,833
International Finance Corp.
0.38%, 07/16/25	5	4,524
0.75%, 08/27/30	10	7,817
1.38%, 10/16/24	10	9,436
2.13%, 04/07/26	65	60,460

		2,769,994

Security	Par (000)	Value

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	$10	$9,010
4.98%, 04/20/55	55	52,835

		61,845

Total Foreign Government Obligations — 3.7% (Cost: $6,454,886)		5,678,593

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB, Series S1, 6.92%, 04/01/40	75	88,960
California State University RB, Class B, 2.72%, 11/01/52	75	51,078
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	25	31,110
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	31,663
Los Angeles Department of Water & Power, RB, Series A, 5.72%, 07/01/39	20	21,513
State of California GO
2.50%, 10/01/29	50	43,789
3.38%, 04/01/25	25	24,242
State of California GO BAB, 7.55%, 04/01/39	50	63,561
University of California RB
Series AD, 4.86%, 05/15/2112	25	22,765
Series BD, 3.35%, 07/01/29	35	32,300
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	10	6,904

		417,885

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	21,977

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49(a)	50	46,694
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	25	28,145
State of Illinois GO, 5.10%, 06/01/33	50	49,158
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	46	50,298

		174,295

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	26,327

Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	25	20,339

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	50	41,706
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	50	50,449

		92,155

New York — 0.1%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	48,314
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	15,697
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	85	87,853
Port Authority of New York & New Jersey RB, Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	49,292

		201,156

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	$50	$68,244
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	24,273
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	24,914

		117,431

Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	51,323

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	75	71,362

Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(a)	25	25,360
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	37,574
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	31,065
State of Texas GO BAB, 5.52%, 04/01/39	65	69,475

		163,474

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	20,011

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	45	46,248

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	25	22,845

Total Municipal Debt Obligations — 0.9% (Cost: $1,735,967)		1,446,828

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 4.3%
Federal Farm Credit Banks Funding Corp.
0.25%, 02/26/24	10	9,523
1.85%, 07/26/24	10	9,535
Federal Home Loan Banks
0.38%, 09/04/25	10	9,013
0.50%, 04/14/25	10	9,153
1.50%, 08/15/24	30	28,520
2.13%, 06/09/23	20	19,843
2.50%, 02/13/24	40	38,966
3.13%, 09/12/25	10	9,610
3.25%, 06/09/28	90	85,420
3.25%, 11/16/28	990	941,183
3.38%, 09/08/23	25	24,762
5.50%, 07/15/36	35	39,068
Federal Home Loan Mortgage Corp.
0.25%, 06/26/23	70	68,966
0.25%, 09/08/23	800	780,128
0.32%, 11/02/23 (Call 05/02/23)	15	14,522
6.25%, 07/15/32	225	260,845
Federal National Mortgage Association
0.63%, 04/22/25	500	457,910
0.88%, 08/05/30	500	396,035
1.63%, 01/07/25	985	928,500
1.75%, 07/02/24	250	239,122
1.88%, 09/24/26	475	435,409

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.63%, 09/06/24	$330	$318,519
5.63%, 07/15/37	286	320,080
6.25%, 05/15/29	50	55,516
6.63%, 11/15/30	100	115,856
7.25%, 05/15/30	35	41,620
Tennessee Valley Authority
3.50%, 12/15/42	72	59,517
5.25%, 09/15/39	220	229,005
5.50%, 06/15/38	10	10,708
5.88%, 04/01/36	50	55,641
6.15%, 01/15/38	285	324,760
7.13%, 05/01/30	190	220,829
Series A, 2.88%, 02/01/27	100	94,149

		6,652,233

U.S. Government Obligations — 54.6%
U.S. Treasury Note/Bond
0.25%, 03/15/24	430	408,836
0.25%, 05/15/24	700	660,270
0.25%, 06/15/24	700	657,781
0.25%, 05/31/25	300	271,711
0.25%, 06/30/25	300	271,172
0.25%, 07/31/25	250	225,195
0.25%, 08/31/25	30	26,852
0.25%, 09/30/25	400	358,563
0.25%, 10/31/25	300	267,891
0.38%, 04/15/24	310	294,016
0.38%, 07/15/24	200	187,563
0.38%, 08/15/24	400	373,812
0.38%, 09/15/24	500	465,937
0.38%, 04/30/25	400	364,375
0.38%, 11/30/25	400	357,313
0.38%, 12/31/25	350	312,238
0.38%, 01/31/26	700	621,852
0.38%, 07/31/27	350	295,887
0.38%, 09/30/27	500	420,469
0.50%, 03/31/25	400	366,563
0.50%, 02/28/26	550	489,027
0.50%, 06/30/27	450	383,520
0.50%, 08/31/27	600	508,828
0.50%, 10/31/27	500	421,875
0.63%, 07/31/26	300	264,281
0.63%, 03/31/27	100	86,414
0.63%, 11/30/27	300	254,156
0.63%, 12/31/27	610	515,641
0.63%, 05/15/30	350	276,773
0.63%, 08/15/30	775	609,465
0.75%, 11/15/24	560	521,784
0.75%, 03/31/26	700	626,391
0.75%, 04/30/26	700	624,039
0.75%, 05/31/26	700	622,344
0.75%, 08/31/26	300	264,750
0.75%, 01/31/28	850	721,371
0.88%, 06/30/26	500	445,625
0.88%, 09/30/26	500	442,305
1.00%, 12/15/24	600	560,039
1.00%, 07/31/28	700	593,687
1.13%, 01/15/25	200	186,734
1.13%, 10/31/26	400	356,313
1.13%, 02/28/27	300	265,547
1.13%, 02/29/28	400	345,219

42	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 08/31/28	$300	$255,703
1.13%, 02/15/31	1,000	813,750
1.13%, 05/15/40	600	379,781
1.13%, 08/15/40	710	447,078
1.25%, 08/31/24	600	567,141
1.25%, 11/30/26	700	625,187
1.25%, 12/31/26	700	624,094
1.25%, 03/31/28	700	606,867
1.25%, 04/30/28	200	173,000
1.25%, 05/31/28	950	820,340
1.25%, 06/30/28	680	585,969
1.25%, 09/30/28	800	685,187
1.25%, 08/15/31	1,100	891,859
1.25%, 05/15/50	390	216,450
1.38%, 01/31/25	400	374,937
1.38%, 10/31/28	600	516,656
1.38%, 11/15/31	1,620	1,318,781
1.38%, 11/15/40	780	512,484
1.38%, 08/15/50	1,150	659,812
1.50%, 09/30/24	600	568,336
1.50%, 10/31/24	300	283,523
1.50%, 11/30/24	500	471,543
1.50%, 02/15/25	250	234,561
1.50%, 08/15/26	630	571,725
1.50%, 01/31/27	400	359,469
1.50%, 11/30/28	900	779,414
1.63%, 02/15/26	400	368,437
1.63%, 05/15/26	400	366,469
1.63%, 09/30/26	300	272,930
1.63%, 10/31/26	300	272,367
1.63%, 11/30/26	300	272,086
1.63%, 05/15/31	920	773,519
1.63%, 11/15/50	760	466,094
1.75%, 06/30/24	400	382,891
1.75%, 12/31/24(a)	400	378,234
1.75%, 03/15/25	200	188,203
1.75%, 01/31/29	600	525,422
1.75%, 08/15/41	780	540,637
1.88%, 08/31/24	300	286,219
1.88%, 07/31/26	200	184,141
1.88%, 02/28/27	500	455,352
1.88%, 02/28/29	300	264,609
1.88%, 02/15/32	1,300	1,101,547
1.88%, 02/15/41	850	607,484
1.88%, 02/15/51	500	326,797
1.88%, 11/15/51	630	410,091
2.00%, 04/30/24	200	192,922
2.00%, 06/30/24	360	345,502
2.00%, 02/15/25	575	544,992
2.00%, 08/15/25	400	375,781
2.00%, 11/15/26	650	597,746
2.00%, 11/15/41	500	361,172
2.00%, 02/15/50	580	392,316
2.00%, 08/15/51	700	470,859
2.13%, 03/31/24	400	387,250
2.13%, 09/30/24	200	191,375
2.13%, 11/30/24	290	276,520
2.13%, 05/15/25	250	236,465
2.25%, 11/15/24	400	382,562
2.25%, 12/31/24	400	381,609

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 11/15/25	$350	$329,520
2.25%, 02/15/27	300	277,594
2.25%, 08/15/27	250	229,785
2.25%, 11/15/27	400	366,469
2.25%, 05/15/41	750	569,883
2.25%, 08/15/46	265	191,297
2.25%, 02/15/52	680	485,669
2.38%, 08/15/24	550	529,182
2.38%, 05/15/27	500	463,320
2.38%, 03/31/29	900	815,695
2.38%, 05/15/29	500	452,422
2.38%, 02/15/42	550	423,070
2.38%, 05/15/51	470	345,303
2.50%, 04/30/24	600	582,070
2.50%, 05/15/24	400	387,703
2.50%, 05/31/24	800	774,594
2.50%, 01/31/25	400	383,078
2.50%, 03/31/27	400	373,031
2.50%, 02/15/45	395	301,805
2.50%, 02/15/46	300	228,094
2.50%, 05/15/46	260	197,641
2.63%, 04/15/25	500	478,477
2.63%, 05/31/27	400	374,312
2.63%, 07/31/29	400	366,781
2.75%, 02/28/25	400	384,484
2.75%, 05/15/25	400	383,437
2.75%, 08/31/25	200	191,203
2.75%, 04/30/27	400	376,437
2.75%, 07/31/27	600	563,672
2.75%, 02/15/28	600	561,234
2.75%, 05/31/29	402	371,511
2.75%, 08/15/32	700	636,344
2.75%, 08/15/42	190	154,761
2.75%, 11/15/42	600	487,500
2.75%, 08/15/47	200	159,094
2.75%, 11/15/47	220	175,038
2.88%, 04/30/25	400	384,656
2.88%, 05/31/25	230	221,016
2.88%, 06/15/25	400	384,406
2.88%, 07/31/25	200	192,016
2.88%, 11/30/25	200	191,453
2.88%, 08/15/28	500	468,516
2.88%, 04/30/29	300	279,656
2.88%, 05/15/32	700	644,000
2.88%, 08/15/45	200	163,156
2.88%, 11/15/46	150	122,297
2.88%, 05/15/49	400	327,125
2.88%, 05/15/52	570	467,400
3.00%, 06/30/24	1,000	972,852
3.00%, 07/31/24	500	485,820
3.00%, 07/15/25	400	385,094
3.00%, 09/30/25(a)	800	768,937
3.00%, 05/15/42	200	170,125
3.00%, 11/15/44	200	167,406
3.00%, 05/15/45	200	167,000
3.00%, 11/15/45	140	116,747
3.00%, 02/15/47	200	166,563
3.00%, 05/15/47	100	83,328
3.00%, 02/15/48	720	600,525
3.00%, 08/15/48	300	250,500

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.00%, 02/15/49	$150	$125,555
3.00%, 08/15/52	620	521,962
3.13%, 08/15/25	400	386,125
3.13%, 08/31/27	600	572,578
3.13%, 11/15/28	800	758,187
3.13%, 08/31/29	550	519,320
3.13%, 02/15/43	220	189,578
3.13%, 08/15/44	300	256,641
3.13%, 05/15/48	500	427,187
3.25%, 08/31/24	500	487,109
3.25%, 06/30/27	600	575,719
3.25%, 06/30/29	250	237,930
3.25%, 05/15/42	400	353,688
3.38%, 08/15/42	600	540,281
3.38%, 11/15/48	320	286,500
3.50%, 09/15/25	600	584,203
3.50%, 02/15/33	700	677,031
3.63%, 02/15/53	110	104,792
3.88%, 11/30/27	200	197,141
3.88%, 12/31/27	500	492,695
3.88%, 09/30/29	200	197,313
3.88%, 11/30/29	200	197,438
3.88%, 12/31/29	1,400	1,382,937
3.88%, 02/15/43	150	145,617
4.00%, 12/15/25	400	394,656
4.00%, 02/29/28	300	297,797
4.00%, 10/31/29	200	198,813
4.00%, 02/28/30	200	199,219
4.00%, 11/15/42	300	295,875
4.00%, 11/15/52	450	458,297
4.13%, 09/30/27	600	596,859
4.13%, 11/15/32	1,250	1,270,312
4.25%, 12/31/24	200	197,750
4.25%, 10/15/25	800	793,250
4.38%, 10/31/24	500	495,293
4.38%, 02/15/38	100	104,719
4.50%, 11/15/25	200	199,672
4.75%, 02/15/37	60	65,578

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
5.00%, 05/15/37	$90	$100,575
6.50%, 11/15/26	100	107,070
6.88%, 08/15/25	300	314,883

		84,378,920

Total U.S. Government & Agency Obligations — 58.9% (Cost: $102,518,372)		91,031,153

Total Long-Term Investments — 99.0% (Cost: $174,375,396)		153,033,889

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(g)(h)(i)	2,751	2,750,845

Total Short-Term Securities — 1.8% (Cost: $2,750,845)		2,750,845

Total Investments — 100.8% (Cost: $177,126,241)		155,784,734

Liabilities in Excess of Other Assets — (0.8)%		(1,309,277)

Net Assets — 100.0%		$154,475,457

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$5,994,069	$—	$(3,243,224	)(a)	$—	$—	$2,750,845	2,751	$32,427	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

44	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Government/Credit Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$54,877,315	$—	$54,877,315
Foreign Government Obligations	—	5,678,593	—	5,678,593
Municipal Debt Obligations	—	1,446,828	—	1,446,828
U.S. Government & Agency Obligations	—	91,031,153	—	91,031,153
Short-Term Securities
Money Market Funds	2,750,845	—	—	2,750,845

	$2,750,845	$153,033,889	$—	$155,784,734

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$105	$84,238
4.65%, 10/01/28 (Call 07/01/28)	135	129,614
4.75%, 03/30/30 (Call 12/30/29)	145	138,134
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	80	66,528
2.60%, 08/01/31 (Call 05/01/31)	185	151,874
4.20%, 06/01/30 (Call 03/01/30)	110	102,743
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	353	336,367
3.65%, 11/01/24 (Call 08/01/24)	185	179,576
WPP Finance 2010, 3.75%, 09/19/24	150	145,375

		1,334,449

Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 03/31/23)	1,025	930,618
2.25%, 06/15/26 (Call 03/15/26)	95	85,718
2.60%, 10/30/25 (Call 07/30/25)	70	64,952
2.70%, 02/01/27 (Call 12/01/26)	285	258,253
2.75%, 02/01/26 (Call 01/01/26)	285	264,218
2.80%, 03/01/24 (Call 02/01/24)	20	19,450
2.80%, 03/01/27 (Call 12/01/26)	125	113,595
2.85%, 10/30/24 (Call 07/30/24)	113	108,066
2.95%, 02/01/30 (Call 11/01/29)	210	179,155
3.10%, 05/01/26 (Call 03/01/26)	125	116,289
3.20%, 03/01/29 (Call 12/01/28)	68	59,841
3.25%, 03/01/28 (Call 12/01/27)	135	122,792
3.45%, 11/01/28 (Call 08/01/28)	135	122,129
3.63%, 02/01/31 (Call 11/01/30)	290	254,107
4.88%, 05/01/25 (Call 04/01/25)	644	634,894
5.04%, 05/01/27 (Call 03/01/27)	390	384,169
5.15%, 05/01/30 (Call 02/01/30)	778	753,820
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	55	48,684
2.13%, 08/15/26 (Call 05/15/26)	160	146,462
2.25%, 06/01/31 (Call 03/01/31)	45	37,490
2.38%, 11/15/24 (Call 09/15/24)	60	57,195
2.63%, 11/15/27 (Call 08/15/27)	51	46,290
3.25%, 04/01/25 (Call 03/01/25)	171	164,731
3.50%, 05/15/25 (Call 03/15/25)	240	232,294
3.50%, 04/01/27 (Call 02/01/27)	140	132,800
3.63%, 04/01/30 (Call 01/01/30)	212	197,548
3.75%, 05/15/28 (Call 02/15/28)	200	190,088
Hexcel Corp.,
4.95%, 08/15/25 (Call 05/15/25)	10	9,742
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	140	109,179
2.90%, 12/15/29 (Call 09/15/29)	95	81,750
3.83%, 04/27/25 (Call 01/27/25)	230	222,272
3.85%, 12/15/26 (Call 09/15/26)	205	195,545
3.95%, 05/28/24 (Call 02/28/24)	130	127,354
4.40%, 06/15/28 (Call 03/15/28)	260	250,695
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	80	65,427
3.55%, 01/15/26 (Call 10/15/25)	304	293,737
3.90%, 06/15/32 (Call 03/15/32)	180	166,968
4.95%, 10/15/25 (Call 09/15/25)	80	80,178
5.10%, 11/15/27 (Call 10/15/27)	90	91,196
5.25%, 01/15/33 (Call 10/15/32)	100	102,523

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	$307	$293,928
3.20%, 02/01/27 (Call 11/01/26)	229	215,235
3.25%, 01/15/28 (Call 10/15/27)	355	327,917
4.40%, 05/01/30 (Call 02/01/30)	160	152,829
4.70%, 03/15/33 (Call 12/15/32)	300	289,263
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	185	144,613
2.25%, 07/01/30 (Call 04/01/30)	230	190,463
2.38%, 03/15/32 (Call 12/15/31)	170	137,000
2.65%, 11/01/26 (Call 08/01/26)	35	32,218
3.13%, 05/04/27 (Call 02/04/27)	233	215,954
3.20%, 03/15/24 (Call 01/15/24)	175	171,416
3.50%, 03/15/27 (Call 12/15/26)	385	364,360
3.95%, 08/16/25 (Call 06/16/25)	352	341,957
4.13%, 11/16/28 (Call 08/16/28)	535	509,443
5.00%, 02/27/26 (Call 01/27/26)	110	109,834
5.15%, 02/27/33 (Call 11/27/32)	250	248,692
7.20%, 08/15/27	5	5,478
7.50%, 09/15/29	15	16,963

		11,289,777

Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	355	332,862
2.45%, 02/04/32 (Call 11/04/31)	335	252,794
2.63%, 09/16/26 (Call 06/16/26)(a)	198	181,718
3.40%, 05/06/30 (Call 02/06/30)	140	120,553
4.40%, 02/14/26 (Call 12/14/25)	160	156,630
4.80%, 02/14/29 (Call 11/14/28)	206	197,624
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	333	306,586
2.90%, 03/01/32 (Call 12/01/31)	75	64,580
3.25%, 03/27/30 (Call 12/27/29)	125	112,491
5.94%, 10/01/32	100	106,894
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	330	276,632
2.73%, 03/25/31 (Call 12/25/30)	245	191,247
2.79%, 09/06/24 (Call 08/06/24)	245	234,747
3.22%, 08/15/24 (Call 06/15/24)	508	489,707
3.22%, 09/06/26 (Call 07/06/26)	171	157,643
3.46%, 09/06/29 (Call 06/06/29)	165	141,392
3.56%, 08/15/27 (Call 05/15/27)	584	532,211
4.70%, 04/02/27 (Call 02/02/27)	100	96,702
4.74%, 03/16/32 (Call 12/16/31)	131	116,996
4.91%, 04/02/30 (Call 01/02/30)	185	170,881
7.75%, 10/19/32 (Call 07/19/32)	130	139,577
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	295	262,113
4.45%, 03/16/28 (Call 02/16/28)	165	154,255
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	215	196,089
2.75%, 05/14/31 (Call 02/14/31)	185	152,144
3.25%, 08/15/26 (Call 05/15/26)	95	88,469
3.75%, 09/25/27 (Call 06/25/27)	157	147,550
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	195	170,641
1.50%, 05/01/25 (Call 04/01/25)	241	223,012
1.75%, 11/01/30 (Call 08/01/30)	190	147,237
2.10%, 05/01/30 (Call 02/01/30)	170	137,494
2.75%, 02/25/26 (Call 11/25/25)	200	186,416

46	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
2.88%, 05/01/24 (Call 04/01/24)	$215	$208,767
3.13%, 08/17/27 (Call 05/17/27)	105	97,311
3.13%, 03/02/28 (Call 12/02/27)(a)	105	95,992
3.25%, 11/10/24	158	153,096
3.38%, 08/11/25 (Call 05/11/25)	210	201,398
3.38%, 08/15/29 (Call 05/15/29)	171	153,685
4.88%, 02/13/26	160	158,197
4.88%, 02/15/28 (Call 01/15/28)	160	156,667
5.00%, 11/17/25	195	193,941
5.13%, 11/15/24	180	179,476
5.13%, 11/17/27 (Call 10/17/27)	150	149,390
5.13%, 02/15/30 (Call 12/15/29)	160	156,608
5.38%, 02/15/33 (Call 11/15/32)	160	157,322
5.63%, 11/17/29 (Call 09/17/29)	225	228,047
5.75%, 11/17/32 (Call 08/17/32)	245	247,754
Reynolds American Inc.,
4.45%, 06/12/25 (Call 03/12/25)	439	427,287

		9,210,825

Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	42	37,865
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, Class AA, 3.58%, 07/15/29	42	37,961
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	151	134,982
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30	54	47,953
American Airlines 2017-1 Class AA Pass Through Trust, Series 2017-1, Class AA, 3.65%, 02/15/29	28	25,801
American Airlines 2017-2 Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	219	194,990
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	72	69,656
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	30	29,245
JetBlue Pass Through Trust, Series 1A, Class A, 4.00%, 05/15/34(a)	139	127,481
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	130	108,235
3.00%, 11/15/26 (Call 08/15/26)	175	161,121
3.45%, 11/16/27 (Call 08/16/27)	30	27,585
5.13%, 06/15/27 (Call 04/15/27)	283	278,973
5.25%, 05/04/25 (Call 04/04/25)	195	194,152
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	165	157,541
Series 2014-1, Class A, 4.00%, 10/11/27	31	28,604
Series 2014-2, Class A, 3.75%, 03/03/28	161	150,818
Series 2016-1, Class AA, 3.10%, 01/07/30	85	76,741
Series 2016-2, Class AA, 2.88%, 04/07/30	29	26,207
Series 2018-1, Class AA, 3.50%, 09/01/31	28	25,414
Series 2019, Class AA, 4.15%, 02/25/33	34	30,808
Series 2020-1, Class A, 5.88%, 04/15/29	498	493,849
Series 2020-1, Class B, 4.88%, 07/15/27	18	17,475

		2,483,457

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	320	294,608
2.40%, 03/27/25 (Call 02/27/25)	68	64,888
2.75%, 03/27/27 (Call 01/27/27)	248	230,057
2.85%, 03/27/30 (Call 12/27/29)	354	314,961
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	200	195,294

Security	Par (000)	Value

Apparel (continued)
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	$120	$104,867
3.75%, 09/15/25 (Call 07/15/25)	115	110,794
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	50	39,735
4.13%, 07/15/27 (Call 04/15/27)	92	86,878
4.25%, 04/01/25 (Call 01/01/25)	10	9,756
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	105	98,371
2.80%, 04/23/27 (Call 02/23/27)	135	122,323
2.95%, 04/23/30 (Call 01/23/30)	165	136,267

		1,808,799

Auto Manufacturers — 0.6%
American Honda Finance Corp.
0.55%, 07/12/24	260	243,844
0.75%, 08/09/24	30	28,150
1.00%, 09/10/25	70	63,180
1.20%, 07/08/25	115	104,841
1.30%, 09/09/26	195	171,341
1.50%, 01/13/25	120	112,280
1.80%, 01/13/31	35	27,977
2.00%, 03/24/28	130	112,454
2.15%, 09/10/24	63	60,119
2.25%, 01/12/29	165	141,595
2.30%, 09/09/26	200	182,296
2.35%, 01/08/27	205	186,620
2.40%, 06/27/24	116	111,676
3.50%, 02/15/28	195	182,428
4.70%, 01/12/28	40	39,442
4.75%, 01/12/26	25	24,796
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	10	9,026
1.50%, 09/01/30 (Call 06/01/30)	250	198,172
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	145	137,103
5.00%, 10/01/28 (Call 07/01/28)	172	166,553
5.40%, 10/15/29 (Call 08/15/29)	190	182,750
5.60%, 10/15/32 (Call 07/15/32)	235	223,438
6.13%, 10/01/25 (Call 09/01/25)	353	356,869
6.80%, 10/01/27 (Call 08/01/27)	140	146,075
General Motors Financial Co. Inc.
1.20%, 10/15/24	125	116,214
1.25%, 01/08/26 (Call 12/08/25)	195	172,481
1.50%, 06/10/26 (Call 05/10/26)	170	148,434
2.35%, 02/26/27 (Call 01/26/27)	100	88,394
2.35%, 01/08/31 (Call 10/08/30)	153	117,538
2.40%, 04/10/28 (Call 02/10/28)	180	153,331
2.40%, 10/15/28 (Call 08/15/28)	190	158,996
2.70%, 08/20/27 (Call 06/20/27)	85	74,899
2.70%, 06/10/31 (Call 03/10/31)	195	152,593
2.75%, 06/20/25 (Call 05/20/25)	325	304,902
2.90%, 02/26/25 (Call 01/26/25)	373	353,335
3.10%, 01/12/32 (Call 10/12/31)	245	194,988
3.50%, 11/07/24 (Call 09/07/24)	255	246,126
3.60%, 06/21/30 (Call 03/21/30)	226	193,680
3.80%, 04/07/25	20	19,239
3.85%, 01/05/28 (Call 10/05/27)	90	82,354
3.95%, 04/13/24 (Call 02/13/24)	282	276,605
4.00%, 01/15/25 (Call 10/15/24)	281	272,505
4.00%, 10/06/26 (Call 07/06/26)	205	194,393

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.30%, 07/13/25 (Call 04/13/25)	$15	$14,564
4.30%, 04/06/29 (Call 02/06/29)	215	195,985
4.35%, 04/09/25 (Call 02/09/25)	285	276,772
4.35%, 01/17/27 (Call 10/17/26)	287	274,180
5.00%, 04/09/27 (Call 03/09/27)	285	277,915
5.25%, 03/01/26 (Call 12/01/25)	322	318,316
5.65%, 01/17/29 (Call 10/17/28)	60	58,788
6.00%, 01/09/28 (Call 12/09/27)	200	201,272
6.05%, 10/10/25	160	161,330
6.40%, 01/09/33 (Call 10/09/32)	150	150,565
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	30	28,331
2.97%, 03/10/32 (Call 12/10/31)	225	195,232
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	335	414,455
PACCAR Financial Corp.
0.90%, 11/08/24	10	9,339
1.10%, 05/11/26	60	53,260
1.80%, 02/06/25	120	112,664
2.00%, 02/04/27	160	144,078
2.15%, 08/15/24	10	9,562
2.85%, 04/07/25	45	43,021
3.15%, 06/13/24	40	38,982
3.55%, 08/11/25	60	58,037
4.60%, 01/10/28	150	148,674
4.95%, 10/03/25	220	219,681
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	245	233,534
1.34%, 03/25/26 (Call 02/25/26)	305	273,612
2.36%, 07/02/24	200	192,426
2.36%, 03/25/31 (Call 12/25/30)	223	188,357
2.76%, 07/02/29	70	62,183
3.67%, 07/20/28	50	47,507
Toyota Motor Credit Corp.
0.50%, 06/18/24	35	32,943
0.63%, 09/13/24	350	326,816
0.80%, 10/16/25	55	49,320
0.80%, 01/09/26	25	22,268
1.13%, 06/18/26	245	216,362
1.15%, 08/13/27	10	8,508
1.45%, 01/13/25	160	149,766
1.65%, 01/10/31	100	79,451
1.80%, 02/13/25	225	210,973
1.90%, 01/13/27	120	107,244
1.90%, 04/06/28	200	173,756
1.90%, 09/12/31	195	156,060
2.00%, 10/07/24	147	139,895
2.15%, 02/13/30	25	21,289
2.40%, 01/13/32	25	20,691
2.90%, 04/17/24	215	209,434
3.00%, 04/01/25	382	365,601
3.05%, 03/22/27	380	353,685
3.05%, 01/11/28	180	165,641
3.20%, 01/11/27	230	216,085
3.38%, 04/01/30	250	228,680
3.40%, 04/14/25	205	197,796
3.65%, 08/18/25	155	149,680
3.65%, 01/08/29	10	9,392
3.95%, 06/30/25	145	141,445
4.40%, 09/20/24	70	69,224

Security	Par (000)	Value

Auto Manufacturers (continued)
4.45%, 06/29/29	$150	$146,700
4.55%, 09/20/27	115	113,161
4.63%, 01/12/28	80	78,971
4.70%, 01/12/33	85	83,354
4.80%, 01/10/25	80	79,578
5.40%, 11/10/25	140	141,397
5.45%, 11/10/27	135	137,880

		15,539,700

Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	70	66,185
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)	155	129,245
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	278	249,605
3.38%, 03/15/25 (Call 12/15/24)	215	206,129
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	75	56,861
3.50%, 05/30/30 (Call 02/28/30)	80	68,415
3.80%, 09/15/27 (Call 06/15/27)	128	119,566
4.25%, 05/15/29 (Call 02/15/29)	80	73,199
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	70	58,150
3.63%, 06/15/24 (Call 03/15/24)	93	90,778
4.15%, 10/01/25 (Call 07/01/25)	213	206,325

		1,324,458

Banks — 9.7%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	65	62,566
5.09%, 12/08/25	250	249,208
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	385	344,929
5.86%, 09/14/26 (Call 09/14/25), (1 year CMT + 2.300%)(b)	360	357,559
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1 year CMT + 0.900%)(b)	225	194,063
1.85%, 03/25/26	225	199,811
2.71%, 06/27/24	250	240,900
2.75%, 05/28/25	235	220,566
2.75%, 12/03/30	315	245,287
2.96%, 03/25/31	220	179,337
3.23%, 11/22/32 (Call 08/22/31), (1 year CMT + 1.600%)(b)	200	154,384
3.31%, 06/27/29	285	252,291
3.49%, 05/28/30	215	185,117
3.80%, 02/23/28	215	197,267
3.89%, 05/24/24	210	205,567
4.18%, 03/24/28 (Call 03/24/27), (1 year CMT + 2.000%)(b)	285	266,167
4.25%, 04/11/27	200	189,632
4.38%, 04/12/28	250	234,910
5.15%, 08/18/25	200	197,248
5.18%, 11/19/25	375	369,660
5.29%, 08/18/27	265	259,671
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (1 day SOFR + 0.910%)(b)	315	292,292
1.20%, 10/24/26 (Call 10/24/25), (1 day SOFR + 1.010%)(b)	543	483,677
1.32%, 06/19/26 (Call 06/19/25), (1 day SOFR + 1.150%)(b)	550	498,828

48	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.53%, 12/06/25 (Call 12/06/24), (1 day SOFR + 0.650%)(b)	$430	$399,491
1.73%, 07/22/27 (Call 07/22/26), (1 day SOFR + 0.960%)(b)	1,025	903,117
1.90%, 07/23/31 (Call 07/23/30), (1 day SOFR + 1.530%)(b)	540	420,131
1.92%, 10/24/31 (Call 10/24/30), (1 day SOFR + 1.370%)(b)	485	376,210
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	280	260,848
2.09%, 06/14/29 (Call 06/14/28), (1 day SOFR + 1.060%)(b)	620	521,699
2.30%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.220%)(b)	615	481,028
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	428	406,121
2.48%, 09/21/36 (Call 09/21/31), (5 year CMT + 1.200%)(b)	365	273,367
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	695	572,013
2.55%, 02/04/28 (Call 02/04/27), (1 day SOFR + 1.050%)(b)	335	299,597
2.57%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.210%)(b)	665	529,752
2.59%, 04/29/31 (Call 04/29/30), (1 day SOFR + 2.150%)(b)	595	491,464
2.69%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.320%)(b)	780	632,627
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	363	307,515
2.97%, 02/04/33 (Call 02/04/32), (1 day SOFR + 1.330%)(b)	705	577,035
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	336	322,657
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	495	429,709
3.25%, 10/21/27 (Call 10/21/26)	571	526,057
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	410	392,423
3.38%, 04/02/26 (Call 04/02/25), (1 day SOFR + 1.330%)(b)	675	645,671
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	1,153	1,052,355
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	414	404,652
3.50%, 04/19/26	569	543,486
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	628	590,333
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	470	433,913
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	440	409,424
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	500	469,980
3.84%, 04/25/25 (Call 04/27/24), (1 day SOFR + 1.110%)(b)	320	313,360
3.85%, 03/08/37 (Call 03/08/32), (5 year CMT + 2.000%)(b)	485	409,015
3.88%, 08/01/25	370	359,292

Security	Par (000)	Value

Banks (continued)
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	$471	$436,848
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	587	537,234
4.00%, 04/01/24	510	502,483
4.00%, 01/22/25	516	502,785
4.20%, 08/26/24	626	614,144
4.25%, 10/22/26	513	493,014
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	590	553,998
4.38%, 04/27/28 (Call 04/27/27), (1 day SOFR + 1.580%)(b)	435	415,764
4.45%, 03/03/26	452	439,597
4.57%, 04/27/33 (Call 04/27/32), (1 day SOFR + 1.830%)(b)	760	706,298
4.83%, 07/22/26 (Call 07/22/25), (1 day SOFR + 1.750%)(b)	480	472,349
4.95%, 07/22/28 (Call 07/22/27), (1 day SOFR + 2.040%)(b)	605	591,932
5.02%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.160%)(b)	820	788,865
5.08%, 01/20/27 (Call 01/20/26)	430	425,261
6.20%, 11/10/28 (Call 11/10/27), (1 day SOFR + 1.999%)(b)	350	359,810
Series L, 3.95%, 04/21/25	600	581,850
Series L, 4.18%, 11/25/27 (Call 11/25/26)	567	540,311
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1 day SOFR + 0.910%)(b)	580	516,879
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1 day SOFR + 1.220%)(b)	425	345,831
Bank of Montreal
0.63%, 07/09/24	285	267,404
0.95%, 01/22/27 (Call 01/22/26), (1 day SOFR + 0.603%)(b)	175	154,103
1.25%, 09/15/26	380	331,824
1.50%, 01/10/25	345	321,471
1.85%, 05/01/25	315	292,934
2.15%, 03/08/24	160	154,829
2.50%, 06/28/24	348	334,870
2.65%, 03/08/27	225	205,124
3.09%, 01/10/37 (Call 01/10/32), (5 year CMT + 1.400%)(b)	210	164,800
3.70%, 06/07/25	295	285,236
3.80%, 12/15/32 (Call 12/15/27), (5 year USD Swap + 1.432%)(b)	185	165,414
5.20%, 12/12/24	260	259,340
5.20%, 02/01/28 (Call 01/01/28)	300	298,617
Series H, 4.25%, 09/14/24	70	68,779
Series H, 4.70%, 09/14/27 (Call 08/14/27)	250	244,558
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	45	42,590
0.75%, 01/28/26 (Call 12/28/25)	100	88,678
1.05%, 10/15/26 (Call 09/15/26)	165	143,395
1.60%, 04/24/25 (Call 03/24/25)	199	184,451
1.65%, 07/14/28 (Call 05/14/28)	159	136,090
1.65%, 01/28/31 (Call 10/28/30)	175	137,711
1.80%, 07/28/31 (Call 04/28/31)	110	85,861
2.05%, 01/26/27 (Call 12/26/26)	120	107,636
2.10%, 10/24/24	315	299,795
2.45%, 08/17/26 (Call 05/17/26)	97	89,000

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 01/26/32 (Call 10/26/31)	$105	$85,665
2.80%, 05/04/26 (Call 02/04/26)	262	244,574
3.00%, 10/30/28 (Call 07/30/28)	125	111,624
3.25%, 09/11/24 (Call 08/11/24)	205	198,985
3.25%, 05/16/27 (Call 02/16/27)	135	126,504
3.30%, 08/23/29 (Call 05/23/29)	169	150,966
3.35%, 04/25/25 (Call 03/25/25)	235	226,321
3.40%, 05/15/24 (Call 04/15/24)	205	200,535
3.40%, 01/29/28 (Call 10/29/27)	201	186,257
3.43%, 06/13/25 (Call 06/13/24), (1 day SOFR + 0.565%)(b)	160	156,021
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)	156	146,682
3.85%, 04/28/28	135	128,075
3.85%, 04/26/29 (Call 02/26/29)	60	56,155
3.95%, 11/18/25 (Call 10/18/25)	157	152,296
3.99%, 06/13/28 (Call 06/13/27), (1 day SOFR + 1.151%)(b)	145	138,949
4.29%, 06/13/33 (Call 06/13/32), (1 day SOFR + 1.418%)(b)	70	65,098
4.41%, 07/24/26 (Call 07/24/25), (1 day SOFR + 1.345%)(b)	60	58,790
4.54%, 02/01/29 (Call 02/01/28)	260	252,478
4.60%, 07/26/30 (Call 07/26/29), (1 day SOFR + 1.755%)(b)	90	86,848
4.71%, 02/01/34 (Call 02/01/33)	250	240,165
5.80%, 10/25/28 (Call 10/25/27), (1 day SOFR + 1.802%)(b)	235	240,720
5.83%, 10/25/33 (Call 10/25/32), (1 day SOFR + 2.074%)(b)	180	187,441
Series G, 3.00%, 02/24/25 (Call 01/24/25)	175	167,846
Series J, 0.85%, 10/25/24 (Call 09/25/24)	225	209,898
Series J, 1.90%, 01/25/29 (Call 11/25/28)	120	100,421
Bank of Nova Scotia (The)
0.65%, 07/31/24	215	201,141
0.70%, 04/15/24	260	246,698
1.05%, 03/02/26	210	185,046
1.30%, 06/11/25(a)	170	155,264
1.30%, 09/15/26	160	139,205
1.35%, 06/24/26	175	154,130
1.45%, 01/10/25	265	246,810
1.95%, 02/02/27	175	155,824
2.15%, 08/01/31	125	99,310
2.20%, 02/03/25	250	235,688
2.44%, 03/11/24	175	169,953
2.45%, 02/02/32	75	60,409
2.70%, 08/03/26	240	220,243
2.95%, 03/11/27	160	146,898
3.45%, 04/11/25	305	293,251
4.50%, 12/16/25	374	362,533
4.59%, 05/04/37 (Call 02/04/32), (5 year CMT + 2.050%)(b)	235	205,799
4.75%, 02/02/26	100	98,372
4.85%, 02/01/30	100	97,017
5.25%, 12/06/24	40	39,902
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3 mo. SOFR + 2.090%)(b)	100	85,504
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	110	107,465
5.13%, 06/11/30 (Call 03/11/30)	60	56,784

Security	Par (000)	Value

Banks (continued)
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1 year CMT + 1.050%)(b)	$250	$220,090
2.65%, 06/24/31 (Call 06/24/30), (1 year CMT + 1.900%)(b)	200	159,346
2.67%, 03/10/32 (Call 03/10/31), (1 year CMT + 1.200%)(b)	200	155,886
2.85%, 05/07/26 (Call 05/07/25), (1 day SOFR + 2.714%)(b)	225	210,778
2.89%, 11/24/32 (Call 11/24/31), (1 year CMT + 1.300%)(b)	240	186,797
3.56%, 09/23/35 (Call 09/23/30), (5 year CMT + 2.900%)(b)	200	160,044
3.65%, 03/16/25	505	484,850
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(b)	455	443,033
4.34%, 01/10/28 (Call 01/10/27)	330	308,151
4.38%, 09/11/24	305	297,528
4.38%, 01/12/26	540	521,872
4.84%, 05/09/28 (Call 05/07/27)	340	318,475
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(b)	355	337,690
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(b)	355	328,780
5.20%, 05/12/26	335	326,139
5.30%, 08/09/26 (Call 08/09/25), (1 year CMT + 2.300%)(b)	200	196,134
5.50%, 08/09/28 (Call 08/09/27), (1 year CMT + 2.650%)(b)	310	303,648
5.75%, 08/09/33 (Call 08/09/32), (1 year CMT + 3.000%)(b)	200	193,062
7.33%, 11/02/26 (Call 11/02/25), (1 year CMT + 3.050%)(b)	300	310,248
7.39%, 11/02/28 (Call 11/02/27), (1 year CMT + 3.300%)(b)	375	394,316
7.44%, 11/02/33 (Call 11/02/32), (1 year CMT + 3.500%)(b)	365	393,674
BNP Paribas SA, 4.25%, 10/15/24	200	195,382
BPCE SA
3.38%, 12/02/26	252	234,960
4.00%, 04/15/24	265	260,824
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	15	13,431
1.00%, 10/18/24	215	200,318
1.25%, 06/22/26 (Call 05/22/26)	213	187,063
2.25%, 01/28/25	275	259,718
3.10%, 04/02/24	205	199,941
3.30%, 04/07/25	345	330,748
3.45%, 04/07/27	100	93,706
3.60%, 04/07/32 (Call 03/07/32)	220	194,124
3.95%, 08/04/25	225	217,944
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1 day SOFR + 0.911%)(b)	60	56,239
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1 day SOFR + 0.669%)(b)	330	311,748
1.12%, 01/28/27 (Call 01/28/26), (1 day SOFR + 0.765%)(b)	515	457,021
1.28%, 11/03/25 (Call 11/03/24), (1 day SOFR + 0.528%)(b)	95	88,191

50	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.46%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(b)	$585	$511,360
2.01%, 01/25/26 (Call 01/25/25), (1 day SOFR + 0.694%)(b)	325	303,313
2.52%, 11/03/32 (Call 11/03/31), (1 day SOFR + 1.177%)(b)	335	264,261
2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(b)	575	461,340
2.57%, 06/03/31 (Call 06/03/30), (1 day SOFR + 2.107%)(b)	681	558,379
2.67%, 01/29/31 (Call 01/29/30), (1 day SOFR + 1.146%)(b)	480	399,821
2.98%, 11/05/30 (Call 11/05/29), (1 day SOFR + 1.422%)(b)	453	386,074
3.06%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.351%)(b)	575	471,741
3.07%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.280%)(b)	240	218,004
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(b)	758	719,706
3.20%, 10/21/26 (Call 07/21/26)	615	572,202
3.29%, 03/17/26 (Call 03/17/25), (1 day SOFR + 1.528%)(b)	150	143,075
3.30%, 04/27/25	384	367,626
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	631	614,039
3.40%, 05/01/26	348	328,651
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	440	403,163
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)	541	501,112
3.70%, 01/12/26	473	453,843
3.75%, 06/16/24	152	148,907
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(b)	540	469,665
3.88%, 03/26/25	260	251,547
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	555	522,061
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	530	483,720
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(b)	366	340,680
4.13%, 07/25/28	430	402,132
4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(b)	255	250,385
4.30%, 11/20/26	302	289,500
4.40%, 06/10/25	401	392,326
4.41%, 03/31/31 (Call 03/31/30), (1 day SOFR + 3.914%)(b)	780	726,515
4.45%, 09/29/27	722	690,030
4.60%, 03/09/26	360	350,568
4.66%, 05/24/28 (Call 05/24/27), (1 day SOFR + 1.887%)(b)	235	227,442
4.91%, 05/24/33 (Call 05/24/32), (1 day SOFR + 2.086%)(b)	480	455,818
5.50%, 09/13/25	349	350,651
5.61%, 09/29/26 (Call 09/29/25), (1 day SOFR + 1.546%)(b)	555	554,795
6.27%, 11/17/33 (Call 11/17/32), (1 day SOFR + 2.338%)(b)	500	524,660

Security	Par (000)	Value

Banks (continued)
6.63%, 01/15/28	$45	$48,150
6.63%, 06/15/32	180	190,006
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	50	46,696
4.58%, 08/09/28 (Call 08/09/27), (1 day SOFR + 2.000%)(b)	255	246,970
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	260	248,469
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	77	63,658
2.64%, 09/30/32 (Call 07/02/32)	110	83,804
2.85%, 07/27/26 (Call 04/25/26)	170	157,503
3.25%, 04/30/30 (Call 01/30/30)	140	122,277
4.30%, 12/03/25 (Call 11/03/25)	85	82,425
5.64%, 05/21/37 (Call 05/21/32), (5 year CMT + 2.750%)(b)	70	65,752
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	130	121,173
Cooperatieve Rabobank UA, 3.75%, 07/21/26	340	319,240
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	295	275,208
3.88%, 08/22/24	25	24,513
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 03/28/23)	50	46,864
Credit Suisse AG/New York NY
1.25%, 08/07/26	60	49,093
2.95%, 04/09/25	260	236,873
3.63%, 09/09/24	715	675,503
3.70%, 02/21/25	350	326,662
5.00%, 07/09/27	345	316,161
7.50%, 02/15/28	400	403,624
Credit Suisse Group AG
3.75%, 03/26/25	420	385,476
4.55%, 04/17/26	490	437,810
Deutsche Bank AG
4.10%, 01/13/26(a)	216	208,122
4.50%, 04/01/25	200	193,436
7.08%, 02/10/34 (Call 02/10/33), (1 day SOFR + 3.650%)(b)	200	194,556
Deutsche Bank AG/London, 3.70%, 05/30/24	265	258,757
Deutsche Bank AG/New York NY
0.90%, 05/28/24	150	141,261
1.00%, 04/01/25 (Call 04/01/24), (1 day SOFR + 1.131%)(b)	275	260,029
2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(b)	625	560,412
2.31%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(b)	480	417,125
2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(b)	195	169,699
3.04%, 05/28/32 (Call 05/28/31), (1 day SOFR + 1.718%)(b)	235	185,561
3.55%, 09/18/31 (Call 09/18/30), (1 day SOFR + 3.043%)(b)	360	301,421
3.70%, 05/30/24	265	258,025
3.73%, 01/14/32 (Call 01/14/31), (1 day SOFR + 2.757%)(b)	230	181,709
3.74%, 01/07/33 (Call 10/07/31), (1 day SOFR + 2.257%)(b)	230	175,499
3.96%, 11/26/25 (Call 11/26/24), (1 day SOFR + 2.581%)(b)	350	335,898

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 01/13/26	$35	$33,515
4.88%, 12/01/32 (Call 12/01/27), (5 year USD ICE Swap + 2.553%)(b)	200	176,958
6.72%, 01/18/29 (Call 01/18/28), (1 day SOFR + 3.180%)(b)	280	282,934
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	45	42,795
2.70%, 02/06/30 (Call 11/06/29)	250	203,970
3.45%, 07/27/26 (Call 04/27/26)	250	232,688
4.25%, 03/13/26	20	19,195
4.65%, 09/13/28 (Call 06/13/28)	40	38,018
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(b)	15	13,283
2.38%, 01/28/25 (Call 12/29/24)	65	61,387
2.55%, 05/05/27 (Call 04/05/27)	185	167,653
3.95%, 03/14/28 (Call 02/14/28)	130	123,165
4.06%, 04/25/28 (Call 04/25/27), (1 day SOFR + 1.355%)(b)	115	109,523
4.34%, 04/25/33 (Call 04/05/32), (1 day SOFR + 1.660%)(b)	70	64,492
4.77%, 07/28/30 (Call 07/28/29), (1 day SOFR + 2.127%)(b)	165	158,265
6.36%, 10/27/28 (Call 10/27/27), (1 day SOFR + 2.192%)(b)	245	252,416
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	255	229,577
3.85%, 03/15/26 (Call 02/15/26)	60	56,739
3.95%, 07/28/25 (Call 06/28/25)	205	199,516
5.85%, 10/27/25 (Call 10/27/24), (1 day SOFR + 1.230%)(b)	30	30,156
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3 mo. SOFR + 2.465%)(b)	100	94,002
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	90	87,076
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (3 mo. SOFR + 1.715%)(b)	267	253,629
6.13%, 03/09/28	95	97,284
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	35	34,611
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1 day SOFR + 0.609%)(b)	60	54,433
1.09%, 12/09/26 (Call 12/09/25), (1 day SOFR + 0.789%)(b)	125	110,041
1.43%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.798%)(b)	630	555,301
1.54%, 09/10/27 (Call 09/10/26), (1 day SOFR + 0.818%)(b)	585	507,926
1.95%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.913%)(b)	820	717,795
1.99%, 01/27/32 (Call 01/27/31), (1 day SOFR + 1.090%)(b)	572	439,496
2.38%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.248%)(b)	695	546,152
2.60%, 02/07/30 (Call 11/07/29)	394	331,350
2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(b)	620	498,325
2.64%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.114%)(b)	560	500,595

Security	Par (000)	Value

Banks (continued)
2.65%, 10/21/32 (Call 10/21/31), (1 day SOFR + 1.264%)(b)	$560	$446,583
3.00%, 03/15/24	200	194,826
3.10%, 02/24/33 (Call 02/24/32), (1 day SOFR + 1.410%)(b)	740	609,945
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	637	612,361
3.50%, 01/23/25 (Call 10/23/24)	523	505,412
3.50%, 04/01/25 (Call 03/01/25)	707	680,707
3.50%, 11/16/26 (Call 11/16/25)	605	567,938
3.62%, 03/15/28 (Call 03/15/27), (1 day SOFR + 1.846%)(b)	587	545,106
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	520	483,137
3.75%, 05/22/25 (Call 02/22/25)	551	532,597
3.75%, 02/25/26 (Call 11/25/25)	297	283,816
3.80%, 03/15/30 (Call 12/15/29)	523	474,633
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(b)	542	496,981
3.85%, 07/08/24 (Call 04/08/24)	478	467,905
3.85%, 01/26/27 (Call 01/26/26)	643	608,850
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	701	656,578
4.25%, 10/21/25	531	514,603
4.39%, 06/15/27 (Call 06/15/26), (1 day SOFR + 1.510%)(b)	185	178,523
4.48%, 08/23/28 (Call 08/23/27), (1 day SOFR + 1.725%)(b)	510	488,881
5.70%, 11/01/24	30	30,184
5.95%, 01/15/27	125	127,228
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1 day SOFR + 1.290%)(b)	415	363,133
1.65%, 04/18/26 (Call 04/18/25), (1 day SOFR + 1.538%)(b)	555	508,863
2.01%, 09/22/28 (Call 09/22/27), (1 day SOFR + 1.732%)(b)	370	313,446
2.10%, 06/04/26 (Call 06/04/25), (1 day SOFR + 1.929%)(b)	135	124,405
2.21%, 08/17/29 (Call 08/17/28), (1 day SOFR + 1.285%)(b)	430	356,745
2.25%, 11/22/27 (Call 11/22/26), (1 day SOFR + 1.100%)(b)	490	431,161
2.36%, 08/18/31 (Call 08/18/30), (1 day SOFR + 1.947%)(b)	90	71,102
2.63%, 11/07/25 (Call 11/07/24), (1 day SOFR + 1.401%)(b)	270	255,722
2.80%, 05/24/32 (Call 05/24/31), (1 day SOFR + 1.187%)(b)	525	418,798
2.85%, 06/04/31 (Call 06/04/30), (1 day SOFR + 2.387%)(b)	300	246,645
2.87%, 11/22/32 (Call 11/22/31), (1 day SOFR + 1.410%)(b)	325	257,153
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	410	401,365
3.90%, 05/25/26	605	576,874
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(b)	675	606,069
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	485	452,859

52	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.18%, 12/09/25 (Call 12/09/24), (1 day SOFR + 1.510%)(b)	$200	$194,688
4.25%, 08/18/25	435	420,780
4.29%, 09/12/26 (Call 09/15/25), (3 mo. LIBOR US + 1.348%)(b)	615	592,227
4.30%, 03/08/26	650	628,517
4.38%, 11/23/26	400	384,740
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(b)	525	493,615
4.76%, 06/09/28 (Call 06/09/27), (1 day SOFR + 2.110%)(b)	485	464,877
4.76%, 03/29/33 (Call 03/29/32), (1 day SOFR + 2.530%)(b)	375	336,701
4.95%, 03/31/30	625	602,112
5.21%, 08/11/28 (Call 08/11/27), (1 day SOFR + 2.610%)(b)	455	444,858
5.40%, 08/11/33 (Call 08/11/32), (1 day SOFR + 2.870%)(b)	440	421,309
7.34%, 11/03/26 (Call 11/03/25), (1 day SOFR + 3.030%)(a)(b)	585	608,891
7.39%, 11/03/28 (Call 11/03/27), (1 day SOFR + 3.350%)(b)	500	528,110
8.11%, 11/03/33 (Call 11/03/32), (1 day SOFR + 4.250%)(b)	480	528,398
HSBC USA Inc.
3.50%, 06/23/24	240	233,861
3.75%, 05/24/24	300	293,829
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31), (5 year CMT + 1.170%)(b)	80	59,239
4.44%, 08/04/28 (Call 08/04/27), (1 day SOFR + 1.970%)(b)	135	129,125
5.02%, 05/17/33 (Call 05/17/32), (1 day SOFR + 2.050%)(b)	145	139,409
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 01/04/30)	208	174,056
2.63%, 08/06/24 (Call 07/06/24)	289	277,989
4.00%, 05/15/25 (Call 04/15/25)	65	63,147
Huntington National Bank (The), 4.55%, 05/17/28 (Call 05/17/27), (1 day SOFR + 1.650%)(b)	250	241,805
Indonesia Government International Bond, 3.54%, 11/08/27.	250	236,850
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1 day SOFR + 1.316%)(b)	200	161,774
3.55%, 04/09/24	30	29,347
3.95%, 03/29/27	350	331,590
4.02%, 03/28/28 (Call 03/28/27), (1 day SOFR + 1.830%)(b)	115	108,046
4.05%, 04/09/29	335	311,131
4.25%, 03/28/33 (Call 03/28/32), (1 day SOFR + 2.070%)(b)	200	179,814
4.55%, 10/02/28	245	234,813
JPMorgan Chase & Co.
0.82%, 06/01/25 (Call 06/01/24), (1 day SOFR + 0.540%)(b)	575	539,430
1.04%, 02/04/27 (Call 02/04/26), (3 mo. SOFR + 0.695%)(b)	215	188,830
1.05%, 11/19/26 (Call 11/19/25), (1 day SOFR + 0.800%)(b)	635	562,521

Security	Par (000)	Value

Banks (continued)
1.47%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(b)	$315	$273,111
1.56%, 12/10/25 (Call 12/10/24), (1 day SOFR + 0.605%)(b)	400	371,732
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(b)	725	641,233
1.76%, 11/19/31 (Call 11/19/30), (3 mo. SOFR + 1.105%)(b)	355	273,428
1.95%, 02/04/32 (Call 02/04/31), (1 day SOFR + 1.065%)(b)	595	462,089
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(b)	50	46,522
2.07%, 06/01/29 (Call 06/01/28), (1 day SOFR + 1.015%)(b)	425	358,322
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(b)	785	729,234
2.18%, 06/01/28 (Call 06/01/27), (1 day SOFR + 1.890%)(b)	305	266,951
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(b)	10	9,466
2.52%, 04/22/31 (Call 04/22/30), (1 day SOFR + 2.040%)(b)	595	492,470
2.55%, 11/08/32 (Call 11/08/31), (1 day SOFR + 1.180%)(b)	300	239,361
2.58%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.250%)(b)	620	502,113
2.60%, 02/24/26 (Call 02/24/25), (1 day SOFR + 0.915%)(b)	505	477,230
2.74%, 10/15/30 (Call 10/15/29), (1 day SOFR + 1.510%)(b)	745	627,655
2.95%, 10/01/26 (Call 07/01/26)	643	598,292
2.95%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.170%)(b)	320	290,310
2.96%, 05/13/31 (Call 05/13/30), (1 day SOFR + 2.515%)(b)	545	457,958
2.96%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.260%)(b)	650	535,515
3.13%, 01/23/25 (Call 10/23/24)	135	130,110
3.20%, 06/15/26 (Call 03/15/26)	370	348,403
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	653	637,308
3.30%, 04/01/26 (Call 01/01/26)	603	570,571
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(b)	578	528,564
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(b)	510	472,734
3.63%, 05/13/24	410	402,624
3.63%, 12/01/27 (Call 12/01/26)	321	299,731
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(b)	495	446,901
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	580	545,043
3.85%, 06/14/25 (Call 06/14/24), (1 day SOFR + 0.980%)(b)	235	229,668
3.88%, 09/10/24	690	673,185
3.90%, 07/15/25 (Call 04/15/25)	610	592,542
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	538	514,145
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(b)	477	443,419

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/26/26 (Call 04/26/25), (1 day SOFR + 1.320%)(b)	$425	$413,049
4.13%, 12/15/26	459	441,572
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(b)	502	470,314
4.25%, 10/01/27	318	305,725
4.32%, 04/26/28 (Call 04/26/27), (1 day SOFR + 1.560%)(b)	420	401,335
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(b)	533	505,161
4.49%, 03/24/31 (Call 03/24/30), (3 mo. SOFR + 3.790%)(b)	585	551,819
4.57%, 06/14/30 (Call 06/14/29), (1 day SOFR + 1.750%)(b)	345	327,550
4.59%, 04/26/33 (Call 04/26/32), (1 day SOFR + 1.800%)(b)	480	447,610
4.85%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.990%)(b)	735	718,374
4.91%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.080%)(b)	770	737,005
5.55%, 12/15/25 (Call 12/15/24), (1 day SOFR + 1.070%)(b)	500	499,570
5.72%, 09/14/33 (Call 09/14/32), (1 day SOFR + 2.580%)(b)	655	648,653
7.63%, 10/15/26	65	70,099
7.75%, 07/15/25	10	10,525
8.00%, 04/29/27	210	235,175
8.75%, 09/01/30	180	210,397
KeyBank NA/Cleveland OH
3.40%, 05/20/26	250	233,668
3.90%, 04/13/29 (Call 03/13/29)	250	225,378
4.15%, 08/08/25	250	243,810
4.90%, 08/08/32	250	235,163
5.85%, 11/15/27 (Call 10/16/27)	250	255,815
KeyCorp
2.25%, 04/06/27	240	213,636
2.55%, 10/01/29	263	222,532
3.88%, 05/23/25 (Call 05/23/24), (1 day SOFR + 1.250%)(b)	55	53,794
4.10%, 04/30/28	115	109,071
4.15%, 10/29/25	228	221,942
Korea Development Bank (The)
0.40%, 03/09/24	50	47,590
0.75%, 01/25/25	20	18,386
2.00%, 02/24/25	220	206,650
2.00%, 09/12/26(a)	270	242,263
2.00%, 10/25/31	65	52,391
2.13%, 10/01/24	345	328,609
2.25%, 02/24/27	20	18,122
3.00%, 01/13/26	215	202,410
3.25%, 02/19/24	50	49,032
3.38%, 09/16/25	200	191,114
Kreditanstalt fuer Wiederaufbau
0.25%, 03/08/24	100	95,031
0.38%, 07/18/25	930	840,683
0.50%, 09/20/24	235	219,081
0.63%, 01/22/26	990	885,060
0.75%, 09/30/30	130	101,777
1.00%, 10/01/26	765	678,073
1.25%, 01/31/25	910	849,722

Security	Par (000)	Value

Banks (continued)
1.38%, 08/05/24	$620	$588,157
1.75%, 09/14/29	538	464,810
2.00%, 05/02/25	943	888,806
2.50%, 11/20/24	916	878,023
2.88%, 04/03/28	762	713,407
3.00%, 05/20/27	20	18,944
3.13%, 06/10/25	55	53,073
3.38%, 08/23/24	705	687,403
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	355	317,437
0.88%, 09/03/30	300	235,851
1.75%, 07/27/26	370	337,569
2.00%, 01/13/25	615	583,137
2.38%, 06/10/25	385	364,587
3.88%, 09/28/27	275	269,574
Series 37, 2.50%, 11/15/27	325	299,663
Series 40, 0.50%, 05/27/25	500	454,405
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1 year CMT + 0.850%)(b)	75	65,711
2.44%, 02/05/26 (Call 02/05/25), (1 year CMT + 1.000%)(b)	210	196,814
3.51%, 03/18/26 (Call 03/18/25), (1 year CMT + 1.600%)(b)	335	319,952
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(b)	295	267,825
3.75%, 01/11/27	250	233,635
3.75%, 03/18/28 (Call 03/18/27), (1 year CMT + 1.800%)(b)	315	291,860
3.87%, 07/09/25 (Call 07/09/24), (1 year CMT + 3.500%)(b)	305	297,046
4.38%, 03/22/28	260	246,007
4.45%, 05/08/25	285	278,083
4.50%, 11/04/24	200	195,838
4.55%, 08/16/28	205	194,108
4.58%, 12/10/25	215	206,830
4.65%, 03/24/26	345	332,525
4.72%, 08/11/26 (Call 08/11/25), (1 year CMT + 1.750%)(b)	235	229,144
4.98%, 08/11/33 (Call 08/11/32), (1 year CMT + 2.300%)(b)	205	191,259
7.95%, 11/15/33 (Call 11/15/32), (1 year CMT + 3.750%)(b)	200	218,684
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27), (3 mo. SOFR + 1.780%)(b)	150	146,025
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	255	243,183
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1 year CMT + 0.550%)(b)	425	396,890
0.96%, 10/11/25 (Call 10/11/24), (1 year CMT + 0.450%)(b)	200	184,644
1.41%, 07/17/25	325	295,383
1.54%, 07/20/27 (Call 07/20/26), (1 year CMT + 0.750%)(b)	375	327,862
2.19%, 02/25/25	480	449,822
2.31%, 07/20/32 (Call 07/20/31), (1 year CMT + 0.950%)(b)	290	226,235
2.34%, 01/19/28 (Call 01/19/27), (1 year CMT + 0.830%)(b)	345	305,880

54	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.56%, 02/25/30	$300	$250,815
2.76%, 09/13/26	250	229,465
2.80%, 07/18/24	275	264,946
2.85%, 01/19/33 (Call 01/19/32), (1 year CMT + 1.100%)(b)	200	161,548
3.20%, 07/18/29	375	329,565
3.29%, 07/25/27	240	222,401
3.68%, 02/22/27	195	185,981
3.74%, 03/07/29	350	320,509
3.78%, 03/02/25	239	232,059
3.84%, 04/17/26 (Call 04/17/25), (1 year CMT + 1.125%)(b)	205	197,124
3.85%, 03/01/26	425	406,019
3.96%, 03/02/28	281	264,800
4.05%, 09/11/28	230	215,563
4.08%, 04/19/28 (Call 04/19/27), (1 year CMT + 1.300%)(b)	300	283,896
4.32%, 04/19/33 (Call 04/19/32), (1 year CMT + 1.550%)(b)	100	91,022
4.79%, 07/18/25 (Call 07/18/24), (1 year CMT + 1.700%)(b)	200	197,344
5.02%, 07/20/28 (Call 07/20/27), (1 year CMT + 1.950%)(b)	325	318,214
5.13%, 07/20/33 (Call 07/20/32), (1 year CMT + 2.125%)(b)	610	591,554
5.42%, 02/22/29 (Call 02/22/28)	290	287,976
5.44%, 02/22/34 (Call 02/22/33)	215	211,229
5.48%, 02/22/31 (Call 02/22/30), (1 year CMT + 1.530%)(b)	265	262,543
5.72%, 02/20/26 (Call 02/20/25)	240	239,678
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1 year CMT + 0.670%)(b)	30	26,005
1.98%, 09/08/31 (Call 09/08/30), (1 day SOFR + 1.532%)(b)	35	27,202
2.20%, 07/10/31 (Call 07/10/30), (1 day SOFR + 1.772%)(b)	290	230,066
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	225	207,839
2.26%, 07/09/32 (Call 07/09/31), (1 year CMT + 0.900%)(b)	200	155,010
2.56%, 09/13/25 (Call 09/13/24), (1 day SOFR + 1.362%)(b)	200	189,658
2.56%, 09/13/31	235	182,778
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(b)	90	73,604
2.84%, 07/16/25 (Call 07/16/24), (1 day SOFR + 1.242%)(b)	230	220,064
2.84%, 09/13/26	218	199,751
2.87%, 09/13/30 (Call 09/13/29), (1 day SOFR + 1.572%)(b)	200	168,412
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(b)	80	68,850
3.17%, 09/11/27	285	262,368
3.26%, 05/22/30 (Call 05/22/29), (1 year CMT + 1.250%)(b)	50	43,858
3.66%, 02/28/27	205	192,198
4.02%, 03/05/28	300	282,564
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(b)	335	313,647

Security	Par (000)	Value

Banks (continued)
5.41%, 09/13/28 (Call 09/13/27), (1 year CMT + 2.050%)(b)	$220	$219,109
5.67%, 09/13/33 (Call 09/13/32), (1 year CMT + 2.400%)(b)	200	200,242
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1 day SOFR + 0.525%)(b)	555	519,802
0.99%, 12/10/26 (Call 12/10/25), (1 day SOFR + 0.720%)(b)	655	575,627
1.16%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.560%)(b)	590	546,375
1.51%, 07/20/27 (Call 07/20/26), (1 day SOFR + 0.858%)(b)	765	667,723
1.59%, 05/04/27 (Call 04/04/27), (1 day SOFR + 0.879%)(b)	640	565,197
1.79%, 02/13/32 (Call 02/13/31), (1 day SOFR + 1.034%)(b)	525	399,273
1.93%, 04/28/32 (Call 04/28/31), (1 day SOFR + 1.020%)(b)	650	497,204
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(b)	675	628,641
2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(b)	650	505,784
2.48%, 01/21/28 (Call 01/21/27), (1 day SOFR + 1.000%)(b)	430	383,388
2.48%, 09/16/36 (Call 09/16/31), (1 day SOFR + 1.360%)(b)	550	410,058
2.51%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.200%)(b)	380	300,196
2.63%, 02/18/26 (Call 02/18/25), (1 day SOFR + 0.940%)(b)	335	316,022
2.70%, 01/22/31 (Call 01/22/30), (1 day SOFR + 1.143%)(b)	780	651,526
2.72%, 07/22/25 (Call 07/22/24), (1 day SOFR + 1.152%)(b)	475	455,458
2.94%, 01/21/33 (Call 01/21/32), (1 day SOFR + 1.290%)(b)	505	413,711
3.13%, 07/27/26	559	520,390
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	661	611,372
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(b)	250	244,248
3.62%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.120%)(b)	625	553,094
3.63%, 01/20/27	623	589,252
3.70%, 10/23/24	386	376,033
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(b)	631	583,240
3.88%, 01/27/26	614	590,920
3.95%, 04/23/27	659	622,834
4.00%, 07/23/25	585	569,971
4.21%, 04/20/28 (Call 04/20/27), (1 day SOFR + 1.610%)(b)	160	152,104
4.35%, 09/08/26	503	483,795
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(b)	649	611,364
4.68%, 07/17/26 (Call 07/17/25), (1 day SOFR + 1.669%)(b)	255	250,071
4.89%, 07/20/33 (Call 07/20/32), (1 day SOFR + 2.076%)(b)	370	351,382

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.00%, 11/24/25	$395	$390,884
5.12%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.730%)(b)	80	78,594
5.30%, 04/20/37 (Call 04/20/32), (1 day SOFR + 2.620%)(b)	385	358,189
6.14%, 10/16/26 (Call 10/16/25), (1 day SOFR + 1.770%)(b)	25	25,423
6.30%, 10/18/28 (Call 10/18/27), (1 day SOFR + 2.240%)(b)	365	375,402
6.34%, 10/18/33 (Call 10/18/32), (1 day SOFR + 2.560%)(b)	645	680,198
7.25%, 04/01/32	340	385,087
Series F, 3.88%, 04/29/24	516	508,017
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.745%)(b)	130	119,802
National Australia Bank Ltd./New York
2.50%, 07/12/26	375	344,227
3.38%, 01/14/26	285	271,203
5.13%, 11/22/24	250	249,893
National Bank of Canada, 5.25%, 01/17/25	300	299,151
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1 year CMT + 0.900%)(b)	285	250,324
3.03%, 11/28/35 (Call 08/28/30), (5 year CMT + 2.350%)(b)	200	154,376
3.07%, 05/22/28 (Call 05/22/27), (1 year CMT + 2.550%)(b)	355	319,997
3.75%, 11/01/29 (Call 11/01/24), (5 year CMT + 2.100%)(b)	205	192,844
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	595	584,552
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	275	254,166
4.80%, 04/05/26	275	267,853
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(b)	280	267,851
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(b)	340	325,319
7.47%, 11/10/26 (Call 11/10/25), (1 year CMT + 2.850%)(b)	285	296,277
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	190	155,357
3.15%, 05/03/29 (Call 02/03/29)	142	129,057
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(b)	97	88,019
3.65%, 08/03/28 (Call 05/03/28)	151	142,829
3.95%, 10/30/25	298	288,181
4.00%, 05/10/27 (Call 04/10/27)	250	242,200
6.13%, 11/02/32 (Call 08/02/32)	160	168,731
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	330	295,947
0.50%, 09/16/24	155	144,451
0.50%, 02/02/26	300	266,106
1.50%, 02/12/25	655	613,204
2.88%, 05/23/25	180	172,361
3.63%, 09/09/27	85	82,369
4.63%, 11/03/25	140	139,663
PNC Bank NA
2.70%, 10/22/29	105	89,157
2.95%, 02/23/25 (Call 01/23/25)	35	33,495

Security	Par (000)	Value

Banks (continued)
3.25%, 06/01/25 (Call 05/02/25)	$275	$263,766
3.25%, 01/22/28 (Call 12/23/27)	250	232,415
3.88%, 04/10/25 (Call 03/10/25)	250	242,278
4.05%, 07/26/28	265	250,030
4.20%, 11/01/25 (Call 10/01/25)	37	35,969
2.50%, 08/27/24 (Call 07/27/24)	45	43,252
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	230	201,942
2.20%, 11/01/24 (Call 10/02/24)	310	295,790
2.31%, 04/23/32 (Call 04/23/31), (1 day SOFR + 0.979%)(b)	279	226,297
2.55%, 01/22/30 (Call 10/24/29)	405	344,744
2.60%, 07/23/26 (Call 05/24/26)	310	286,400
3.15%, 05/19/27 (Call 04/19/27)	193	180,494
3.45%, 04/23/29 (Call 01/23/29)	329	302,664
3.90%, 04/29/24 (Call 03/29/24)	394	387,546
4.76%, 01/26/27 (Call 01/26/26), (1 day SOFR + 1.085%)(b)	320	315,056
5.07%, 01/24/34 (Call 01/24/33), (1 day SOFR + 1.933%)(b)	285	276,060
5.35%, 12/02/28 (Call 12/02/27), (1 day SOFR + 1.620%)(b)	275	275,528
6.04%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.140%)(b)	300	311,859
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	115	96,483
2.25%, 05/18/25 (Call 04/18/25)	270	252,304
Royal Bank of Canada
0.65%, 07/29/24	305	285,623
0.75%, 10/07/24	225	209,462
0.88%, 01/20/26	336	297,541
1.15%, 06/10/25	270	246,470
1.15%, 07/14/26	160	140,346
1.20%, 04/27/26	85	75,256
1.40%, 11/02/26	354	308,861
1.60%, 01/21/25	140	131,089
2.05%, 01/21/27	110	98,558
2.25%, 11/01/24	372	354,058
2.30%, 11/03/31	280	224,692
2.55%, 07/16/24	200	192,720
3.38%, 04/14/25	140	134,686
3.63%, 05/04/27	295	278,335
3.88%, 05/04/32	165	149,130
3.97%, 07/26/24	280	274,845
4.24%, 08/03/27	175	168,186
4.65%, 01/27/26	297	290,404
4.88%, 01/12/26	150	148,733
4.90%, 01/12/28	150	147,867
5.00%, 02/01/33	150	146,348
5.66%, 10/25/24	180	181,235
6.00%, 11/01/27	205	211,078
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1 day SOFR + 1.249%)(b)	195	169,995
3.24%, 10/05/26 (Call 08/05/26)	218	200,880
3.45%, 06/02/25 (Call 05/02/25)	105	99,931
3.50%, 06/07/24 (Call 05/07/24)	242	235,715
4.26%, 06/09/25 (Call 06/09/24), (1 day SOFR + 1.380%)(b)	140	136,311
4.40%, 07/13/27 (Call 04/14/27)	229	217,472

56	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 07/17/25 (Call 04/17/25)	$260	$252,530
5.81%, 09/09/26 (Call 09/09/25), (1 day SOFR + 2.328%)(b)	155	155,121
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (1 day SOFR + 0.787%)(b)	365	345,856
1.53%, 08/21/26 (Call 08/21/25), (1 year CMT + 1.250%)(b)	360	321,808
1.67%, 06/14/27 (Call 06/14/26), (1 day SOFR + 0.989%)(b)	265	231,372
2.90%, 03/15/32 (Call 03/15/31), (1 day SOFR + 1.475%)(b)	205	163,998
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(b)	250	227,255
6.53%, 01/10/29 (Call 01/10/28)	200	202,492
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(b)	55	50,131
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1 day SOFR + 0.560%)(b)	220	194,328
1.75%, 02/06/26 (Call 02/06/25), (1 day SOFR + 0.441%)(b)	130	121,241
2.20%, 02/07/28 (Call 02/07/27), (1 day SOFR + 0.730%)(b)	50	44,943
2.20%, 03/03/31	245	196,992
2.35%, 11/01/25 (Call 11/01/24), (1 day SOFR + 0.940%)(b)	290	275,807
2.40%, 01/24/30	161	137,674
2.62%, 02/07/33 (Call 02/07/32), (1 day SOFR + 1.002%)(b)	50	41,062
2.65%, 05/19/26	175	163,478
2.90%, 03/30/26 (Call 10/30/25), (1 day SOFR + 2.600%)(b)	90	85,661
3.15%, 03/30/31 (Call 03/30/30), (1 day SOFR + 2.650%)(b)	200	175,626
3.30%, 12/16/24	236	228,578
3.55%, 08/18/25	335	323,107
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(b)	130	123,275
4.16%, 08/04/33 (Call 08/04/32), (1 day SOFR + 1.726%)(b)	130	119,235
4.82%, 01/26/34 (Call 01/26/33)	110	106,161
4.86%, 01/26/26 (Call 01/26/25), (1 day SOFR + 0.604%)(b)	95	94,195
5.75%, 11/04/26 (Call 11/04/25), (1 day SOFR + 1.353%)(b)	95	96,340
5.82%, 11/04/28 (Call 11/04/27), (1 day SOFR + 1.715%)(b)	135	138,266
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	25	24,305
3.65%, 07/23/25(a)	250	239,468
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	295	260,615
1.40%, 09/17/26	295	255,809
1.71%, 01/12/31	200	152,290
1.90%, 09/17/28	75	62,252
2.13%, 07/08/30	35	27,958
2.14%, 09/23/30	300	235,215
2.22%, 09/17/31	240	187,200
2.35%, 01/15/25	305	287,710

Security	Par (000)	Value

Banks (continued)
2.45%, 09/27/24	$310	$295,622
2.47%, 01/14/29	200	169,414
2.63%, 07/14/26	273	249,222
2.70%, 07/16/24	540	519,799
2.72%, 09/27/29	200	168,550
2.75%, 01/15/30	345	291,615
3.01%, 10/19/26	405	372,697
3.04%, 07/16/29	465	402,862
3.20%, 09/17/29	240	205,483
3.35%, 10/18/27	260	239,177
3.36%, 07/12/27	445	411,340
3.45%, 01/11/27	272	253,577
3.54%, 01/17/28	185	170,546
3.78%, 03/09/26	305	291,354
3.94%, 07/19/28	55	51,404
4.31%, 10/16/28	250	236,905
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	155	135,304
1.80%, 02/02/31 (Call 11/02/30)	95	70,449
2.10%, 05/15/28 (Call 03/15/28)	65	54,605
3.13%, 06/05/30 (Call 03/05/30)	115	97,016
3.50%, 01/29/25	120	115,818
4.35%, 04/29/28 (Call 04/29/27), (1 day SOFR + 1.713%)(b)	130	124,166
4.57%, 04/29/33 (Call 04/29/32), (1 day SOFR + 1.967%)(a)(b)	75	67,673
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	250	244,798
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	250	245,770
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	15	14,757
Toronto-Dominion Bank (The)
0.70%, 09/10/24	160	149,125
0.75%, 09/11/25	200	178,618
0.75%, 01/06/26	345	304,473
1.15%, 06/12/25	210	191,533
1.20%, 06/03/26	344	301,667
1.25%, 12/13/24	85	79,204
1.25%, 09/10/26	270	235,346
1.45%, 01/10/25	190	177,335
1.95%, 01/12/27	100	89,032
2.00%, 09/10/31	195	153,126
2.45%, 01/12/32	145	117,498
2.65%, 06/12/24	362	350,018
2.80%, 03/10/27	295	269,595
3.20%, 03/10/32	205	176,343
3.63%, 09/15/31 (Call 09/15/26), (5 year USD Swap + 2.205%)(b)	400	371,948
3.77%, 06/06/25	335	323,694
4.11%, 06/08/27	327	313,972
4.29%, 09/13/24	185	182,088
4.46%, 06/08/32	375	353,242
4.69%, 09/15/27	285	278,958
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	400	371,468
2.15%, 12/06/24 (Call 11/06/24)	25	23,714
2.25%, 03/11/30 (Call 12/11/29)	295	243,791
2.64%, 09/17/29 (Call 09/17/24), (5 year CMT + 1.150%)(b)	345	325,069
3.20%, 04/01/24 (Call 03/01/24)	226	220,861
3.30%, 05/15/26 (Call 04/15/26)	180	168,775
4.05%, 11/03/25 (Call 09/03/25)	50	48,589

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	$254	$216,278
1.20%, 08/05/25 (Call 07/03/25)	100	91,016
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(b)	70	62,329
1.89%, 06/07/29 (Call 06/07/28), (1 day SOFR + 0.862%)(b)	285	240,480
1.95%, 06/05/30 (Call 03/05/30)	80	64,734
2.50%, 08/01/24 (Call 07/01/24)	285	273,817
2.85%, 10/26/24 (Call 09/26/24)	308	297,473
3.70%, 06/05/25 (Call 05/05/25)	225	217,636
3.88%, 03/19/29 (Call 02/19/29)	135	125,356
4.00%, 05/01/25 (Call 03/01/25)	224	218,310
4.12%, 06/06/28 (Call 06/06/27), (1 day SOFR + 1.368%)(b)	295	282,150
4.26%, 07/28/26 (Call 07/28/25), (1 day SOFR + 1.456%)(b)	230	224,232
4.87%, 01/26/29 (Call 01/26/28)	100	98,188
4.92%, 07/28/33 (Call 07/28/32), (1 day SOFR + 2.240%)(b)	150	141,380
5.12%, 01/26/34 (Call 01/26/33)	40	38,926
5.90%, 10/28/26 (Call 10/28/25), (1 day SOFR + 1.626%)(b)	190	193,032
6.12%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.300%)(b)	235	246,186
U.S. Bancorp, 4.65%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.230%)(b)	450	437,206
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	275	213,208
1.45%, 05/12/25 (Call 04/12/25)	205	189,180
2.22%, 01/27/28 (Call 01/27/27), (1 day SOFR + 0.730%)(b)	100	89,683
2.40%, 07/30/24 (Call 06/30/24)	230	220,959
2.49%, 11/03/36 (Call 11/03/31), (5 year CMT + 0.950%)(b)	100	76,904
2.68%, 01/27/33 (Call 01/27/32), (1 day SOFR + 1.020%)(b)	190	156,796
3.00%, 07/30/29 (Call 04/30/29)	220	193,277
3.10%, 04/27/26 (Call 03/27/26)	223	209,459
3.60%, 09/11/24 (Call 08/11/24)	227	221,588
3.90%, 04/26/28 (Call 03/26/28)	252	240,683
3.95%, 11/17/25 (Call 10/17/25)	189	183,508
4.55%, 07/22/28 (Call 07/22/27), (1 day SOFR + 1.660%)(b)	400	388,988
4.84%, 02/01/34 (Call 02/01/33)	450	430,672
4.97%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.110%)(b)	255	243,155
5.73%, 10/21/26 (Call 10/21/25), (1 day SOFR + 1.430%)(b)	345	348,912
5.85%, 10/21/33 (Call 10/21/32), (1 day SOFR + 2.090%)(b)	200	206,048
Series V, 2.38%, 07/22/26 (Call 06/22/26)	310	284,456
Series X, 3.15%, 04/27/27 (Call 03/27/27)	308	287,321
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	280	264,424
2.80%, 01/27/25 (Call 12/27/24)	295	282,769
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3 mo. SOFR + 2.360%)(b)	10	8,844
Wachovia Corp., 7.57%, 08/01/26(c)	135	143,459
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	90	82,782

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1 day SOFR + 0.510%)(b)	$255	$240,717
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(b)	676	632,898
2.19%, 04/30/26 (Call 04/29/25), (1 day SOFR + 2.000%)(b)	550	511,626
2.39%, 06/02/28 (Call 06/02/27), (1 day SOFR + 2.100%)(b)	607	536,983
2.41%, 10/30/25 (Call 10/30/24), (1 day SOFR + 1.087%)(b)	554	525,436
2.57%, 02/11/31 (Call 02/11/30), (1 day SOFR + 1.262%)(b)	555	462,631
2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(b)	720	612,619
3.00%, 02/19/25	485	464,286
3.00%, 04/22/26	734	685,204
3.00%, 10/23/26	741	684,610
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(b)	545	505,727
3.30%, 09/09/24	548	532,218
3.35%, 03/02/33 (Call 03/02/32), (1 day SOFR + 1.500%)(b)	745	630,136
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(b)	630	583,638
3.55%, 09/29/25	588	563,104
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(b)	609	563,599
3.91%, 04/25/26 (Call 04/25/25), (1 day SOFR + 1.320%)(b)	555	535,569
4.10%, 06/03/26	576	553,092
4.15%, 01/24/29 (Call 10/24/28)	512	479,539
4.30%, 07/22/27	523	505,783
4.48%, 04/04/31 (Call 04/04/30), (1 day SOFR + 4.032%)(b)	465	436,984
4.54%, 08/15/26 (Call 08/15/25), (1 day SOFR + 1.560%)(b)	145	141,484
4.81%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.980%)(b)	550	535,606
4.90%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.100%)(b)	770	734,788
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.250%)(b)	60	52,238
Westpac Banking Corp.
1.02%, 11/18/24	55	51,242
1.15%, 06/03/26	385	339,112
1.95%, 11/20/28	370	315,543
2.15%, 06/03/31	290	241,205
2.35%, 02/19/25	47	44,488
2.65%, 01/16/30	320	279,574
2.67%, 11/15/35 (Call 11/15/30), (5 year CMT + 1.750%)(b)	250	191,968
2.70%, 08/19/26	250	230,890
2.85%, 05/13/26	370	344,747
2.89%, 02/04/30 (Call 02/04/25), (5 year CMT + 1.350%)(b)	316	293,959
3.02%, 11/18/36 (Call 11/18/31), (5 year CMT + 1.530%)(b)	195	149,450
3.35%, 03/08/27	193	181,476
3.40%, 01/25/28	282	262,003

58	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.74%, 08/26/25	$20	$19,344
4.04%, 08/26/27	50	48,248
4.11%, 07/24/34 (Call 07/24/29), (5 year CMT + 2.000%)(b)	200	176,624
4.32%, 11/23/31 (Call 11/23/26), (5 year USD ICE Swap + 2.236%)(b)	150	141,378
5.35%, 10/18/24	35	35,076
5.41%, 08/10/33 (Call 08/10/32), (1 year CMT + 2.680%)(b)	150	143,754
5.46%, 11/18/27	275	279,749
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	70	58,243

		239,488,366

Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	375	341,490
3.65%, 02/01/26 (Call 11/01/25)	792	759,053
4.00%, 04/13/28 (Call 01/13/28)	290	276,941
4.75%, 01/23/29 (Call 10/23/28)	793	780,122
4.90%, 01/23/31 (Call 10/23/30)	200	200,036
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	35	33,875
Coca-Cola Co. (The)
1.00%, 03/15/28	200	167,486
1.38%, 03/15/31	273	212,364
1.45%, 06/01/27	305	267,930
1.50%, 03/05/28	30	25,999
1.65%, 06/01/30	135	109,395
1.75%, 09/06/24	300	288,168
2.00%, 03/05/31	225	184,702
2.13%, 09/06/29	245	209,531
2.25%, 01/05/32	260	214,638
2.90%, 05/25/27	150	140,428
3.38%, 03/25/27	253	241,385
3.45%, 03/25/30	433	398,174
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	225	217,246
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 (Call 06/01/32)	50	38,062
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	165	129,924
2.88%, 05/01/30 (Call 02/01/30)	125	106,137
3.15%, 08/01/29 (Call 05/01/29)	80	70,194
3.60%, 05/09/24	85	83,257
3.60%, 02/15/28 (Call 11/15/27)	200	185,274
3.70%, 12/06/26 (Call 09/06/26)	114	107,733
4.35%, 05/09/27 (Call 04/09/27)	175	169,059
4.40%, 11/15/25 (Call 09/15/25)	215	209,853
4.65%, 11/15/28 (Call 08/15/28)	140	135,337
4.75%, 11/15/24	160	158,309
4.75%, 05/09/32 (Call 02/09/32)	155	147,509
5.00%, 02/02/26 (Call 02/02/24)	200	198,166
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	235	193,377
2.38%, 10/24/29 (Call 07/24/29)	220	186,250
5.20%, 10/24/25	210	211,680
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/31/23)	60	57,096
2.25%, 03/15/31 (Call 12/15/30)	95	76,103
2.55%, 09/15/26 (Call 06/15/26)	105	95,941
3.20%, 05/01/30 (Call 02/01/30)	160	139,317
3.40%, 11/15/25 (Call 08/15/25)	65	61,905

Security	Par (000)	Value

Beverages (continued)
3.43%, 06/15/27 (Call 03/15/27)	$150	$140,197
3.95%, 04/15/29 (Call 02/15/29)	195	180,340
4.05%, 04/15/32 (Call 01/15/32)	200	180,840
4.42%, 05/25/25 (Call 03/25/25)	134	131,362
4.60%, 05/25/28 (Call 02/25/28)	60	58,234
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	468	432,689
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	150	117,747
1.63%, 05/01/30 (Call 02/01/30)	249	202,136
1.95%, 10/21/31 (Call 07/21/31)	110	88,562
2.25%, 03/19/25 (Call 02/19/25)	378	358,227
2.38%, 10/06/26 (Call 07/06/26)	224	206,593
2.63%, 03/19/27 (Call 01/19/27)	105	97,083
2.63%, 07/29/29 (Call 04/29/29)	258	227,700
2.75%, 04/30/25 (Call 01/30/25)	262	250,150
2.75%, 03/19/30 (Call 12/19/29)	345	304,152
2.85%, 02/24/26 (Call 11/24/25)	210	198,507
3.00%, 10/15/27 (Call 07/15/27)	318	296,055
3.50%, 07/17/25 (Call 04/17/25)	230	222,681
3.60%, 02/18/28 (Call 01/18/28)	160	152,642
3.90%, 07/18/32 (Call 04/18/32)	225	211,475
4.45%, 05/15/28 (Call 04/15/28)	120	119,024
4.45%, 02/15/33 (Call 11/15/32)	120	118,068
4.55%, 02/13/26 (Call 01/13/26)	120	119,221
7.00%, 03/01/29	55	61,788

		12,304,919

Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	230	192,620
1.90%, 02/21/25 (Call 01/21/25)	100	93,519
2.00%, 01/15/32 (Call 10/15/31)	305	236,000
2.20%, 02/21/27 (Call 12/21/26)	162	145,197
2.30%, 02/25/31 (Call 11/25/30)	245	198,467
2.45%, 02/21/30 (Call 11/21/29)	250	209,895
2.60%, 08/19/26 (Call 05/19/26)	385	353,530
3.00%, 02/22/29 (Call 12/22/28)	120	106,757
3.13%, 05/01/25 (Call 02/01/25)	363	346,879
3.20%, 11/02/27 (Call 08/02/27)	67	61,934
3.35%, 02/22/32 (Call 11/22/31)	115	99,599
3.63%, 05/22/24 (Call 02/22/24)	359	351,037
4.05%, 08/18/29 (Call 06/18/29)	250	233,080
5.15%, 03/02/28 (Call 02/02/28)	655	652,386
5.25%, 03/02/25	700	698,572
5.25%, 03/02/30 (Call 01/02/30)	720	716,371
5.25%, 03/02/33 (Call 12/02/32)	715	709,695
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	220	213,319
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	315	255,144
4.05%, 09/15/25 (Call 06/15/25)	390	377,571
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	90	83,680
3.70%, 03/15/32 (Call 12/15/31)	140	122,073
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	175	147,870
1.65%, 10/01/30 (Call 07/01/30)	240	189,667
2.95%, 03/01/27 (Call 12/01/26)	262	242,643
3.50%, 02/01/25 (Call 11/01/24)	440	426,144
3.65%, 03/01/26 (Call 12/01/25)	548	523,450

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	$70	$55,964
5.75%, 12/13/27 (Call 11/13/27)	135	135,648
5.80%, 12/12/25 (Call 11/12/25)	170	171,544
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	293	228,095
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	125	111,870
1.75%, 09/02/27 (Call 07/02/27)	170	143,953
2.15%, 09/02/31 (Call 06/02/31)	64	48,712
2.20%, 09/02/30 (Call 06/02/30)	295	231,248

		9,114,133

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	89	83,606
2.49%, 02/15/27 (Call 12/15/26)	56	50,505
2.70%, 02/15/31 (Call 11/15/30)	80	66,080
2.72%, 02/15/30 (Call 11/15/29)	495	417,488
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	165	129,177
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	145	123,531
4.00%, 06/15/25 (Call 03/15/25)	40	38,576
4.00%, 03/25/32 (Call 12/25/31)	90	78,017
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	89	86,843
3.90%, 02/14/26 (Call 11/14/25)	171	164,705
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	155	123,671
2.00%, 09/16/31 (Call 06/16/31)	120	94,650
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	150	136,117
1.70%, 08/01/27 (Call 06/01/27)	50	42,711
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	215	171,355
3.50%, 12/15/27 (Call 09/15/27)	139	130,311
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	125	103,493
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	55	45,552
2.00%, 10/01/30 (Call 07/01/30)	45	35,097
2.00%, 02/15/31 (Call 11/15/30)	130	100,619
3.50%, 11/15/27 (Call 08/15/27)	50	46,371
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	210	196,547
3.88%, 06/01/30 (Call 03/01/30)	75	67,933
3.95%, 08/15/29 (Call 05/15/29)	70	64,263
4.20%, 12/01/24 (Call 09/01/24)	115	112,470
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	115	108,263
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	205	194,360
3.55%, 11/01/24 (Call 08/01/24)	120	116,479
3.80%, 03/21/29 (Call 12/21/28)	143	131,730
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	145	128,532
3.90%, 04/01/27 (Call 01/01/27)	95	90,604

		3,479,656

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	50	45,621

Security	Par (000)	Value

Chemicals (continued)
1.85%, 05/15/27 (Call 03/15/27)	$145	$129,046
2.05%, 05/15/30 (Call 02/15/30)	232	193,864
3.35%, 07/31/24 (Call 04/30/24)	277	270,039
4.80%, 03/03/33 (Call 12/03/32)	130	129,657
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	100	97,548
5.05%, 06/01/32 (Call 03/01/32)	155	147,427
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	78	70,264
5.00%, 06/30/32 (Call 03/30/32)	75	70,695
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	40	34,071
3.50%, 05/08/24 (Call 04/08/24)	155	150,801
5.90%, 07/05/24	300	299,631
6.05%, 03/15/25	390	388,565
6.17%, 07/15/27 (Call 06/15/27)	385	381,885
6.33%, 07/15/29 (Call 05/15/29)	147	144,733
6.38%, 07/15/32 (Call 04/15/32)(a)	195	189,325
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	175	141,412
4.80%, 11/30/28 (Call 08/30/28)	158	154,916
7.38%, 11/01/29	269	298,598
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	468	460,264
4.73%, 11/15/28 (Call 08/15/28)	495	486,600
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	257	249,290
4.50%, 12/01/28 (Call 09/01/28)(a)	135	129,150
5.75%, 03/08/33 (Call 12/08/32)	70	69,513
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	228	174,124
1.65%, 02/01/27 (Call 01/01/27)	45	39,789
2.13%, 02/01/32 (Call 11/01/31)	85	67,818
2.70%, 11/01/26 (Call 08/01/26)	245	225,892
3.25%, 12/01/27 (Call 09/01/27)	49	45,637
4.80%, 03/24/30 (Call 12/24/29)	82	81,015
5.25%, 01/15/28 (Call 12/15/27)	170	171,690
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	232	213,848
2.30%, 07/15/30 (Call 04/15/30)	151	126,828
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	110	102,667
3.45%, 10/01/29 (Call 07/01/29)	153	135,224
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	76	60,485
4.50%, 05/01/29 (Call 02/01/29)	145	132,175
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	23,291
Linde Inc., 4.80%, 12/05/24	50	50,006
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	241	186,382
2.65%, 02/05/25 (Call 11/05/24)	90	85,885
3.20%, 01/30/26 (Call 10/30/25)	75	72,221
4.70%, 12/05/25 (Call 11/05/25)	110	109,833
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	40	37,387
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	65	58,242
2.25%, 10/01/30 (Call 07/01/30)	170	136,114
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	85	80,488

60	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	$100	$80,439
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	119	101,481
3.00%, 04/01/25 (Call 01/01/25)	85	80,810
4.00%, 12/15/26 (Call 09/15/26)	115	110,495
4.20%, 04/01/29 (Call 01/01/29)	175	165,037
5.90%, 11/07/24	15	15,081
5.95%, 11/07/25	120	121,748
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	170	150,465
2.40%, 08/15/24 (Call 07/15/24)	20	19,178
2.55%, 06/15/30 (Call 03/15/30)	155	129,994
2.80%, 08/15/29 (Call 05/15/29)	45	38,745
3.75%, 03/15/28 (Call 12/15/27)	75	70,667
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	75	59,218
3.75%, 03/15/27 (Call 12/15/26)	84	78,579
4.55%, 03/01/29 (Call 12/01/28)	82	76,067
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	40	31,271
2.30%, 05/15/30 (Call 02/15/30)	207	170,295
2.95%, 08/15/29 (Call 05/15/29)	110	95,349
3.13%, 06/01/24 (Call 04/01/24)	190	184,604
3.45%, 08/01/25 (Call 05/01/25)	135	129,318
3.45%, 06/01/27 (Call 03/01/27)	280	262,500
3.95%, 01/15/26 (Call 10/15/25)	90	86,861
4.25%, 08/08/25	75	73,097
Westlake Corp.
0.88%, 08/15/24 (Call 03/31/23)	25	23,385
3.38%, 06/15/30 (Call 03/15/30)	85	73,636
3.60%, 08/15/26 (Call 05/15/26)	169	158,926

		9,737,202

Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	250	196,505
1.70%, 05/15/28 (Call 03/15/28)	285	245,906
3.38%, 09/15/25 (Call 06/15/25)	289	278,449
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	100	85,299
3.88%, 08/15/30 (Call 05/15/30)	145	126,985
5.25%, 10/01/25 (Call 07/01/25)	135	133,528
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	80	77,046
3.70%, 04/01/27 (Call 01/01/27)	225	214,803
4.00%, 05/01/32 (Call 02/01/32)	100	92,730
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	100	83,299
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	195	153,463
2.60%, 12/01/24 (Call 11/01/24)	45	42,786
2.60%, 12/15/25 (Call 11/15/25)	124	114,711
3.10%, 05/15/30 (Call 02/15/30)	115	97,925
5.10%, 12/15/27 (Call 11/15/27)	120	118,814
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	85	74,338
1.50%, 11/15/24 (Call 10/15/24)	15	13,962
2.15%, 01/15/27 (Call 12/15/26)	190	166,590
2.65%, 02/15/25 (Call 01/15/24)	109	102,858
2.90%, 05/15/30 (Call 02/15/30)	215	176,943
2.90%, 11/15/31 (Call 08/15/31)	175	139,008

Security	Par (000)	Value

Commercial Services (continued)
3.20%, 08/15/29 (Call 05/15/29)	$262	$222,797
4.45%, 06/01/28 (Call 03/01/28)	75	70,049
4.80%, 04/01/26 (Call 01/01/26)	78	75,923
4.95%, 08/15/27 (Call 07/15/27)	65	62,915
5.30%, 08/15/29 (Call 06/15/29)	115	110,681
5.40%, 08/15/32 (Call 05/15/32)	70	66,957
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	100	85,768
2.65%, 07/15/31 (Call 04/15/31)	85	64,504
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)	30	29,939
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	45	39,350
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	200	157,772
3.25%, 01/15/28 (Call 10/15/27)	175	161,024
3.75%, 03/24/25 (Call 02/24/25)	60	58,062
4.25%, 02/01/29 (Call 11/01/28)	70	66,574
4.25%, 08/08/32 (Call 05/08/32)	30	27,765
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	299	277,003
2.30%, 06/01/30 (Call 03/01/30)	285	234,823
2.40%, 10/01/24 (Call 09/01/24)	295	282,545
2.65%, 10/01/26 (Call 08/01/26)	275	253,971
2.85%, 10/01/29 (Call 07/01/29)	321	278,622
3.90%, 06/01/27 (Call 05/01/27)(a)	45	43,348
4.40%, 06/01/32 (Call 03/01/32)	135	127,067
Quanta Services Inc.
0.95%, 10/01/24 (Call 03/31/23)	73	67,756
2.35%, 01/15/32 (Call 10/15/31)	135	103,113
2.90%, 10/01/30 (Call 07/01/30)	185	153,186
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	120	103,349
4.00%, 03/18/29 (Call 12/18/28)	265	245,302
4.75%, 05/20/32 (Call 02/20/32)	60	57,338
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	255	197,169
2.45%, 03/01/27 (Call 02/01/27)	45	40,957
2.50%, 12/01/29 (Call 09/01/29)	179	153,827
2.70%, 03/01/29	110	96,602
2.90%, 03/01/32	70	59,914
2.95%, 01/22/27 (Call 10/22/26)	314	293,603
4.25%, 05/01/29	265	251,495
4.75%, 08/01/28	200	198,370
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	43	33,242
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	235	227,339
4.13%, 03/15/29 (Call 12/15/28)	140	128,940
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	35	32,120
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	170	137,836

		8,114,865

Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	130	107,133
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	325	293,013
0.70%, 02/08/26 (Call 01/08/26)	370	328,323
1.13%, 05/11/25 (Call 04/11/25)	420	387,946
1.25%, 08/20/30 (Call 05/20/30)	280	220,380
1.40%, 08/05/28 (Call 06/05/28)	155	130,994

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
1.65%, 05/11/30 (Call 02/11/30)	$373	$304,663
1.65%, 02/08/31 (Call 11/08/30)	440	352,620
1.70%, 08/05/31 (Call 05/05/31)	205	162,946
1.80%, 09/11/24 (Call 08/11/24)	35	33,347
2.05%, 09/11/26 (Call 07/11/26)	265	241,232
2.20%, 09/11/29 (Call 06/11/29)	329	282,792
2.45%, 08/04/26 (Call 05/04/26)	453	419,279
2.50%, 02/09/25	435	415,903
2.75%, 01/13/25 (Call 11/13/24)	376	361,483
2.85%, 05/11/24 (Call 03/11/24)	358	348,993
2.90%, 09/12/27 (Call 06/12/27)	371	344,922
3.00%, 06/20/27 (Call 03/20/27)	122	114,645
3.00%, 11/13/27 (Call 08/13/27)	475	442,382
3.20%, 05/13/25	310	299,423
3.20%, 05/11/27 (Call 02/11/27)	410	387,393
3.25%, 02/23/26 (Call 11/23/25)	639	611,753
3.25%, 08/08/29 (Call 06/08/29)	290	266,603
3.35%, 02/09/27 (Call 11/09/26)	507	483,151
3.35%, 08/08/32 (Call 05/08/32)	325	293,043
3.45%, 05/06/24	478	469,291
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	135	118,654
2.30%, 09/14/31 (Call 06/14/31)	85	65,182
Dell Inc., 7.10%, 04/15/28	60	63,901
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	258	252,825
4.90%, 10/01/26 (Call 08/01/26)	402	393,051
5.30%, 10/01/29 (Call 07/01/29)	372	359,397
5.75%, 02/01/33 (Call 11/01/32)	120	116,780
5.85%, 07/15/25 (Call 06/15/25)	120	120,823
6.02%, 06/15/26 (Call 03/15/26)	698	706,041
6.10%, 07/15/27 (Call 05/15/27)	120	123,300
6.20%, 07/15/30 (Call 04/15/30)	75	76,099
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	130	113,002
2.38%, 09/15/28 (Call 07/15/28)	160	133,923
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	130	113,863
2.20%, 03/15/31 (Call 12/15/30)	115	91,693
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24).	75	71,637
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	280	251,418
4.90%, 10/15/25 (Call 07/15/25)	526	521,597
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	300	263,319
2.20%, 06/17/25 (Call 05/17/25)	255	238,065
2.65%, 06/17/31 (Call 03/17/31)	150	117,717
3.00%, 06/17/27 (Call 04/17/27)(a)	155	140,960
3.40%, 06/17/30 (Call 03/17/30)	260	221,874
4.00%, 04/15/29 (Call 02/15/29)	220	200,055
4.20%, 04/15/32 (Call 01/15/32)	185	159,106
4.75%, 01/15/28 (Call 12/15/27)	125	120,344
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	265	232,315
1.95%, 05/15/30 (Call 02/15/30)	260	209,433
2.20%, 02/09/27 (Call 01/09/27)	120	107,870
2.72%, 02/09/32 (Call 11/09/31)	50	41,491
3.00%, 05/15/24	513	498,754
3.30%, 05/15/26	570	538,627
3.45%, 02/19/26	395	376,471

Security	Par (000)	Value

Computers (continued)
3.50%, 05/15/29	$520	$474,318
4.15%, 07/27/27 (Call 06/27/27)	150	144,991
4.40%, 07/27/32 (Call 04/27/32)(a)	150	140,358
4.50%, 02/06/26	120	117,646
4.50%, 02/06/28 (Call 01/06/28)	120	116,819
4.75%, 02/06/33 (Call 11/06/32)	120	114,809
6.22%, 08/01/27	55	57,699
6.50%, 01/15/28	45	47,791
7.00%, 10/30/25	136	142,359
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	50	42,996
2.70%, 10/15/28 (Call 08/15/28)	130	106,352
3.15%, 10/15/31 (Call 07/15/31)	110	82,069
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	205	160,140
3.63%, 05/15/25 (Call 04/15/25)	45	43,225
4.38%, 05/15/30 (Call 02/15/30)	140	128,290
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	215	198,067
2.38%, 06/22/27 (Call 04/22/27)	165	148,327
2.70%, 06/22/30 (Call 03/22/30)	115	95,934
3.30%, 09/29/24 (Call 07/29/24)	164	158,445
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	35	28,482
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	105	82,558
3.10%, 02/01/32 (Call 11/01/31)	75	54,008
4.75%, 02/15/26 (Call 11/15/25)	440	414,779

		18,363,702

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/25	45	43,224
3.10%, 08/15/27 (Call 07/15/27)	100	94,323
3.25%, 08/15/32 (Call 05/15/32)	90	81,302
4.60%, 03/01/28 (Call 02/01/28)	36	35,987
4.60%, 03/01/33 (Call 12/01/32)	36	35,968
4.80%, 03/02/26	36	36,004
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	170	137,967
2.00%, 12/01/24 (Call 11/01/24)	145	137,582
2.38%, 12/01/29 (Call 09/01/29)	190	162,621
2.60%, 04/15/30 (Call 01/15/30)	90	78,123
3.15%, 03/15/27 (Call 12/15/26)	115	108,421
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	280	260,327
3.38%, 03/24/29 (Call 01/24/29)	250	222,387
3.63%, 03/24/32 (Call 12/24/31)	380	332,036
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/25(d)	10	9,517
3.13%, 03/24/25	255	242,689
Procter & Gamble Co. (The)
0.55%, 10/29/25	230	206,823
1.00%, 04/23/26	190	169,153
1.20%, 10/29/30	340	267,879
1.90%, 02/01/27	85	77,375
1.95%, 04/23/31	100	83,408
2.30%, 02/01/32	59	49,775
2.45%, 11/03/26	225	207,713
2.70%, 02/02/26	234	221,170
2.80%, 03/25/27	148	137,960
2.85%, 08/11/27	243	226,308

62	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.00%, 03/25/30	$371	$335,703
3.95%, 01/26/28	500	488,195
4.10%, 01/26/26	500	492,335
Unilever Capital Corp.
0.63%, 08/12/24 (Call 03/31/23)	20	18,722
1.38%, 09/14/30 (Call 06/14/30)	365	287,394
1.75%, 08/12/31 (Call 05/12/31)	105	83,129
2.00%, 07/28/26	150	136,249
2.60%, 05/05/24 (Call 03/05/24)	235	227,830
2.90%, 05/05/27 (Call 02/05/27)	300	279,153
3.25%, 03/07/24 (Call 02/07/24)	150	147,093
3.38%, 03/22/25 (Call 01/22/25)	30	28,935
3.50%, 03/22/28 (Call 12/22/27)	50	46,924
5.90%, 11/15/32	18	19,505

		6,257,209

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	55	51,553

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	595	552,422
1.75%, 01/30/26 (Call 12/30/25)	60	53,027
2.45%, 10/29/26 (Call 09/29/26)	585	515,917
2.88%, 08/14/24 (Call 07/14/24)	220	209,350
3.00%, 10/29/28 (Call 08/29/28)	680	579,455
3.30%, 01/30/32 (Call 10/30/31)	580	464,232
3.50%, 01/15/25 (Call 11/15/24)	250	238,170
3.65%, 07/21/27 (Call 04/21/27)	205	185,572
3.88%, 01/23/28 (Call 10/23/27)	300	271,611
4.45%, 10/01/25 (Call 08/01/25)	165	158,400
4.45%, 04/03/26 (Call 02/03/26)	20	19,045
4.63%, 10/15/27 (Call 08/15/27)	115	108,631
6.50%, 07/15/25 (Call 06/15/25)(a)	420	421,537
Series 3NC1, 1.75%, 10/29/24 (Call 03/31/23)	225	208,874
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	90	76,147
3.50%, 08/01/25	185	177,739
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	40	37,108
1.88%, 08/15/26 (Call 07/15/26)	205	178,977
2.10%, 09/01/28 (Call 07/01/28)	125	103,308
2.20%, 01/15/27 (Call 12/15/26)	90	79,089
2.30%, 02/01/25 (Call 01/01/25)	240	224,122
2.88%, 01/15/26 (Call 12/15/25)(a)	185	170,587
2.88%, 01/15/32 (Call 10/15/31)	20	15,719
3.00%, 02/01/30 (Call 11/01/29)	175	145,602
3.13%, 12/01/30 (Call 09/01/30)	95	77,920
3.25%, 03/01/25 (Call 01/01/25)	270	256,360
3.25%, 10/01/29 (Call 07/01/29)	110	93,744
3.38%, 07/01/25 (Call 06/01/25)	116	109,207
3.63%, 04/01/27 (Call 01/01/27)	160	147,027
3.63%, 12/01/27 (Call 09/01/27)	170	154,593
3.75%, 06/01/26 (Call 04/01/26)	105	98,644
4.25%, 09/15/24 (Call 06/15/24)	181	177,308
4.63%, 10/01/28 (Call 07/01/28)	180	168,030
5.30%, 02/01/28 (Call 01/01/28)	250	242,970
5.85%, 12/15/27 (Call 11/15/27)	15	14,934
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	110	107,416
4.25%, 06/15/26 (Call 04/15/26)	120	113,712

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	$150	$122,180
3.88%, 05/21/24 (Call 04/21/24)	325	318,308
4.63%, 03/30/25	185	181,117
4.75%, 06/09/27 (Call 05/09/27)	110	104,962
5.13%, 09/30/24	105	104,118
5.80%, 05/01/25 (Call 04/01/25)	39	39,074
7.10%, 11/15/27 (Call 10/15/27)(a)	175	181,821
8.00%, 11/01/31	450	486,611
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	205	181,255
2.25%, 03/04/25 (Call 02/01/25)	45	42,357
2.50%, 07/30/24 (Call 06/29/24)	396	381,186
2.55%, 03/04/27 (Call 02/01/27)	378	342,324
3.00%, 10/30/24 (Call 09/29/24)	342	329,726
3.13%, 05/20/26 (Call 04/20/26)	195	183,156
3.30%, 05/03/27 (Call 04/02/27)	320	298,915
3.38%, 05/03/24	385	376,149
3.63%, 12/05/24 (Call 11/04/24)	165	160,250
3.95%, 08/01/25 (Call 07/01/25)	445	431,961
4.05%, 05/03/29 (Call 03/03/29)	225	213,259
4.20%, 11/06/25 (Call 10/06/25)	324	316,934
4.42%, 08/03/33 (Call 08/03/32), (1 day SOFR + 1.760%)(b)	220	205,801
4.90%, 02/13/26 (Call 01/13/26)	400	396,896
4.99%, 05/26/33 (Call 05/26/32), (1 day SOFR + 2.255%)(b)	135	129,245
5.85%, 11/05/27 (Call 10/05/27)	305	314,208
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	15	14,147
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	257	237,928
3.00%, 04/02/25 (Call 03/02/25)	75	71,746
3.70%, 10/15/24	70	68,349
4.50%, 05/13/32 (Call 02/13/32)	115	111,936
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	2	1,707
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	69	65,931
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	135	105,197
2.72%, 04/15/31 (Call 01/15/31)	100	81,396
3.90%, 01/25/28 (Call 10/25/27)	232	216,062
4.00%, 04/01/24 (Call 02/01/24)	208	204,670
4.25%, 06/02/26 (Call 03/02/26)	180	173,320
4.35%, 04/15/30 (Call 01/15/30)	144	132,661
4.85%, 03/29/29 (Call 12/29/28)	185	178,005
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1 day SOFR + 0.855%)(b)	195	170,430
2.36%, 07/29/32 (Call 07/29/31), (1 day SOFR + 1.337%)(b)	210	154,003
2.62%, 11/02/32 (Call 11/02/31), (1 day SOFR + 1.265%)(b)	80	62,125
2.64%, 03/03/26 (Call 03/03/25), (1 day SOFR + 1.290%)(b)	145	136,377
3.20%, 02/05/25 (Call 01/05/25)	265	253,976
3.27%, 03/01/30 (Call 03/01/29), (1 day SOFR + 1.790%)(b)	260	224,747
3.30%, 10/30/24 (Call 09/30/24)	375	362,115
3.65%, 05/11/27 (Call 04/11/27)	231	215,274

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 04/24/24 (Call 03/24/24)	$160	$156,834
3.75%, 07/28/26 (Call 06/28/26)	339	318,599
3.75%, 03/09/27 (Call 02/09/27)	278	260,772
3.80%, 01/31/28 (Call 12/31/27)	315	292,074
4.17%, 05/09/25 (Call 05/09/24), (1 day SOFR + 1.370%)(b)	115	112,410
4.20%, 10/29/25 (Call 09/29/25)	295	284,938
4.25%, 04/30/25 (Call 03/31/25)	195	189,910
4.93%, 05/10/28 (Call 05/10/27), (1 day SOFR + 2.057%)(b)	230	222,490
4.99%, 07/24/26 (Call 07/24/25), (1 day SOFR + 2.160%)(b)	290	285,476
5.25%, 07/26/30 (Call 07/26/29), (1 day SOFR + 2.600%)(b)	140	134,257
5.27%, 05/10/33 (Call 05/10/32), (1 day SOFR + 2.370%)(b)	210	199,132
5.47%, 02/01/29 (Call 02/01/28), (1 day SOFR + 2.080%)(b)	175	171,699
5.82%, 02/01/34 (Call 02/01/33), (1 day SOFR + 2.600%)(b)	155	150,513
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	150	117,837
3.00%, 03/16/32 (Call 12/16/31)	75	63,417
3.65%, 01/12/27 (Call 10/12/26)	85	81,241
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	320	282,282
1.15%, 05/13/26 (Call 04/13/26)	145	128,076
1.65%, 03/11/31 (Call 12/11/30)	135	105,368
1.95%, 12/01/31 (Call 09/01/31)	130	101,878
2.00%, 03/20/28 (Call 01/20/28)	310	270,308
2.30%, 05/13/31 (Call 02/13/31)	170	139,747
2.45%, 03/03/27 (Call 02/03/27)	180	163,332
2.75%, 10/01/29 (Call 07/01/29)	25	21,766
2.90%, 03/03/32 (Call 12/03/31)	205	173,457
3.00%, 03/10/25 (Call 12/10/24)	100	95,698
3.20%, 03/02/27 (Call 12/02/26)	199	186,407
3.20%, 01/25/28 (Call 10/25/27)	200	185,204
3.25%, 05/22/29 (Call 02/22/29)	115	104,287
3.30%, 04/01/27 (Call 01/01/27)	141	132,627
3.45%, 02/13/26 (Call 11/13/25)	55	52,620
3.63%, 04/01/25 (Call 01/01/25)	40	38,736
3.75%, 04/01/24 (Call 03/02/24)	230	225,901
3.85%, 05/21/25 (Call 03/21/25)	170	165,252
4.00%, 02/01/29 (Call 11/01/28)	110	103,960
4.20%, 03/24/25 (Call 02/22/25)	85	83,517
4.63%, 03/22/30 (Call 12/22/29)	150	147,696
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	180	136,228
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 03/07/23)	20	18,830
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	170	142,370
3.00%, 03/15/25 (Call 12/15/24)	385	371,013
3.75%, 06/15/28 (Call 03/15/28)	188	179,425
Credit Suisse USA Inc., 7.13%, 07/15/32	135	138,320
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	20	19,256
3.95%, 11/06/24 (Call 08/06/24)	115	111,963
4.10%, 02/09/27 (Call 11/09/26)	244	231,212
4.50%, 01/30/26 (Call 11/30/25)(a)	198	191,676
6.70%, 11/29/32 (Call 08/29/32)	65	67,163

Security	Par (000)	Value

Diversified Financial Services (continued)
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	$80	$75,161
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	90	69,694
2.85%, 03/30/25	215	204,198
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	295	221,303
2.10%, 06/15/30 (Call 03/15/30)	275	223,308
3.10%, 09/15/27 (Call 06/15/27)	130	120,588
3.65%, 05/23/25 (Call 04/23/25)	185	180,327
3.75%, 12/01/25 (Call 09/01/25)	292	281,327
3.75%, 09/21/28 (Call 06/21/28)	155	145,404
4.00%, 09/15/27 (Call 08/15/27)	360	349,837
4.35%, 06/15/29 (Call 04/15/29)	235	227,565
Invesco Finance PLC, 3.75%, 01/15/26	130	125,472
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	150	147,833
Jefferies Financial Group Inc.
4.15%, 01/23/30	195	176,537
4.85%, 01/15/27(a)	190	186,341
6.45%, 06/08/27	40	41,447
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	95	73,322
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	205	160,310
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	75	70,018
3.75%, 02/13/25	165	159,228
4.38%, 03/11/29 (Call 12/11/28)	120	112,596
4.50%, 09/19/28 (Call 06/19/28)	110	103,682
Legg Mason Inc., 4.75%, 03/15/26	103	101,726
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	160	130,394
2.00%, 03/03/25 (Call 02/03/25)	157	148,092
2.00%, 11/18/31 (Call 08/18/31)	110	88,765
2.95%, 11/21/26 (Call 08/21/26)	228	213,221
2.95%, 06/01/29 (Call 03/01/29)	105	94,466
3.30%, 03/26/27 (Call 01/26/27)	205	193,955
3.35%, 03/26/30 (Call 12/26/29)	257	235,756
3.38%, 04/01/24	148	145,281
3.50%, 02/26/28 (Call 11/26/27)	220	208,347
Morgan Stanley
5.05%, 01/28/27 (Call 01/28/26)	100	98,937
5.95%, 01/19/38 (Call 01/19/33)	105	102,342
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	111	104,393
4.50%, 06/20/28 (Call 03/20/28)	160	155,333
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	155	118,563
3.85%, 06/30/26 (Call 03/30/26)	200	191,494
Nomura Holdings Inc.
1.65%, 07/14/26	335	292,401
1.85%, 07/16/25	257	234,363
2.17%, 07/14/28	200	166,650
2.33%, 01/22/27	250	221,250
2.65%, 01/16/25	415	392,279
2.68%, 07/16/30	230	186,716
3.00%, 01/22/32	200	160,298
3.10%, 01/16/30	240	203,258
5.10%, 07/03/25	35	34,719
5.39%, 07/06/27	205	203,214
5.61%, 07/06/29	200	197,112

64	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
ORIX Corp.
2.25%, 03/09/31	$25	$20,195
3.25%, 12/04/24	357	343,563
3.70%, 07/18/27	75	70,904
4.00%, 04/13/32	112	101,703
5.00%, 09/13/27	82	81,275
5.20%, 09/13/32	102	101,278
Private Export Funding Corp.
1.75%, 11/15/24	105	98,874
Series GG, 2.45%, 07/15/24	40	38,360
Series PP, 1.40%, 07/15/28	133	111,588
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	120	116,047
4.88%, 03/15/27 (Call 09/15/26)	120	112,304
6.63%, 03/15/25 (Call 09/15/24)	85	84,917
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	154	147,905
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	100	88,377
4.25%, 07/18/24	263	258,334
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	125	94,080
3.70%, 08/04/26 (Call 05/04/26)	134	124,356
3.95%, 12/01/27 (Call 09/01/27)	200	182,316
4.25%, 08/15/24 (Call 05/15/24)	280	273,129
4.38%, 03/19/24 (Call 02/19/24)	123	121,284
4.50%, 07/23/25 (Call 04/24/25)	190	182,979
4.88%, 06/13/25 (Call 05/13/25)	185	180,092
5.15%, 03/19/29 (Call 12/19/28)	125	117,450
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	165	140,316
1.10%, 02/15/31 (Call 11/15/30)	195	149,703
1.90%, 04/15/27 (Call 02/15/27)	210	188,500
2.05%, 04/15/30 (Call 01/15/30)	324	274,130
2.75%, 09/15/27 (Call 06/15/27)	206	190,505
3.15%, 12/14/25 (Call 09/14/25)	824	786,846
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	200	175,780
2.75%, 03/15/31 (Call 12/15/30)	60	46,630
2.85%, 01/10/25 (Call 12/10/24)	140	132,961

		36,813,099

Electric — 1.9%
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	110	103,652
4.70%, 05/15/32 (Call 02/15/32)	110	104,415
Series I, 2.10%, 07/01/30 (Call 04/01/30)	192	154,366
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	40	37,441
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	180	159,093
2.45%, 01/15/31 (Call 10/15/30)	215	170,828
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	15	12,775
3.75%, 09/01/27 (Call 08/01/27)	70	66,781
3.94%, 09/01/32 (Call 03/01/32)	95	86,416
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	290	225,985
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	55	46,844
1.95%, 03/15/27 (Call 02/15/27)	90	79,300
2.50%, 09/15/24 (Call 08/15/24)	118	112,528

Security	Par (000)	Value

Electric (continued)
3.50%, 01/15/31 (Call 10/15/30)	$75	$65,889
3.65%, 02/15/26 (Call 11/15/25)	220	209,251
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	70	54,672
3.25%, 03/01/25 (Call 12/01/24)	66	63,401
3.80%, 05/15/28 (Call 02/15/28)	23	21,826
3.85%, 09/01/32 (Call 06/01/32)	105	96,072
American Electric Power Co. Inc.
2.03%, 03/15/24	80	76,987
2.30%, 03/01/30 (Call 12/01/29)	98	79,931
3.20%, 11/13/27 (Call 08/13/27)	25	22,940
3.88%, 02/15/62 (Call 11/15/26), (5 year CMT + 2.675%)(b)	150	125,589
5.63%, 03/01/33 (Call 12/01/32)	56	55,937
5.75%, 11/01/27 (Call 10/01/27)	100	102,292
5.95%, 11/01/32 (Call 08/01/32)	17	17,476
Series J, 4.30%, 12/01/28 (Call 09/01/28)	189	179,739
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	10	9,561
4.50%, 08/01/32 (Call 05/01/32)	145	135,299
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	135	103,768
2.60%, 08/15/29 (Call 05/15/29)	39	33,035
2.95%, 09/15/27 (Call 06/15/27)	65	59,003
3.15%, 05/15/25 (Call 02/15/25)(a)	45	42,727
6.35%, 12/15/32 (Call 09/15/32)	80	85,014
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	40	32,548
4.00%, 10/15/28 (Call 07/15/28)	95	89,504
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	193	185,340
3.20%, 04/15/25 (Call 03/15/25)	55	52,219
3.80%, 06/01/29 (Call 03/01/29)	176	159,173
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	205	165,650
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	140	108,444
3.25%, 04/15/28 (Call 01/15/28)	170	157,143
3.50%, 02/01/25 (Call 11/01/24)	170	164,565
3.70%, 07/15/30 (Call 04/15/30)	155	142,516
4.05%, 04/15/25 (Call 03/15/25)	113	110,565
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	140	113,945
3.05%, 10/15/29 (Call 07/15/29)	77	65,524
3.15%, 01/15/27 (Call 07/15/26)	5	4,613
3.95%, 01/15/26 (Call 07/15/25)	35	33,592
CenterPoint Energy Houston Electric LLC
4.45%, 10/01/32 (Call 07/01/32)	130	124,670
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	105	98,629
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	15	12,452
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	75	68,399
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	140	124,422
2.50%, 09/01/24 (Call 08/01/24)	141	134,758
2.65%, 06/01/31 (Call 03/01/31)	95	78,020
2.95%, 03/01/30 (Call 12/01/29)	45	38,456
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	190	177,975
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	85	79,178

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.45%, 08/15/27 (Call 05/15/27)	$60	$55,848
4.75%, 06/01/50 (Call 03/01/30), (5 year CMT + 4.116%)(b)	100	89,422
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	40	33,348
2.55%, 06/15/26 (Call 03/15/26)	85	78,544
3.15%, 03/15/32 (Call 12/15/31)(a)	75	65,080
3.70%, 08/15/28 (Call 05/15/28)	160	150,371
4.90%, 02/01/33 (Call 11/01/32)	60	59,454
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	161,129
Connecticut Light & Power Co. (The)
Series A, 2.05%, 07/01/31 (Call 04/01/31)	150	121,108
Series A, 3.20%, 03/15/27 (Call 12/15/26)	50	46,987
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	155	126,951
3.80%, 05/15/28 (Call 02/15/28)	190	180,224
5.20%, 03/01/33 (Call 12/01/32)	90	90,155
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	115	102,761
Series B, 3.13%, 11/15/27 (Call 08/15/27)	70	64,235
Series D, 4.00%, 12/01/28 (Call 09/01/28)	86	81,728
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	145	137,831
5.60%, 03/01/28 (Call 02/01/28)	90	90,281
5.80%, 03/01/33 (Call 12/01/32)	90	91,129
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	75	67,240
3.80%, 11/15/28 (Call 08/15/28)	118	111,278
4.63%, 05/15/33 (Call 11/15/32)	200	194,374
4.65%, 03/01/28 (Call 01/01/28)	200	197,082
Dominion Energy Inc.
3.07%, 08/15/24(c)	50	48,204
3.90%, 10/01/25 (Call 07/01/25)	229	221,432
4.25%, 06/01/28 (Call 03/01/28)	124	118,141
4.35%, 08/15/32 (Call 05/15/32)	85	78,378
5.38%, 11/15/32 (Call 08/15/32)	170	166,863
Series A, 1.45%, 04/15/26 (Call 03/15/26)	185	164,263
Series A, 3.30%, 03/15/25 (Call 02/15/25)	5	4,787
Series B, 3.60%, 03/15/27 (Call 01/15/27)	50	47,079
Series C, 2.25%, 08/15/31 (Call 05/15/31)	100	79,007
Series C, 3.38%, 04/01/30 (Call 01/01/30)	305	267,302
Series D, 2.85%, 08/15/26 (Call 05/15/26)	29	26,643
Dominion Energy South Carolina Inc.
6.63%, 02/01/32	25	27,513
Series A, 2.30%, 12/01/31 (Call 09/01/31)	95	76,539
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	150	126,058
3.38%, 03/01/25 (Call 12/01/24)	15	14,468
5.20%, 04/01/33 (Call 01/01/33)	80	80,106
Series A, 1.90%, 04/01/28 (Call 02/01/28)	180	155,009
Series A, 3.00%, 03/01/32 (Call 12/01/31)	125	106,716
Series C, 2.63%, 03/01/31 (Call 12/01/30)	40	33,814
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	225	206,534
2.95%, 03/01/30 (Call 12/01/29)	60	51,292
4.22%, 11/01/24(c)	150	146,823
Series C, 3.40%, 06/15/29 (Call 03/15/29)	109	96,795
Series F, 1.05%, 06/01/25 (Call 05/01/25)	270	244,512
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	120	102,126
2.45%, 02/01/30 (Call 11/01/29)	130	110,773

Security	Par (000)	Value

Electric (continued)
2.55%, 04/15/31 (Call 01/15/31)	$125	$104,151
2.85%, 03/15/32 (Call 12/15/31)	110	92,147
2.95%, 12/01/26 (Call 09/01/26)	100	93,083
3.95%, 11/15/28 (Call 08/15/28)	170	162,047
4.95%, 01/15/33 (Call 10/15/32)	160	157,576
Series A, 6.00%, 12/01/28	40	41,988
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	232	207,496
2.45%, 06/01/30 (Call 03/01/30)	205	168,383
2.55%, 06/15/31 (Call 03/15/31)	215	173,305
2.65%, 09/01/26 (Call 06/01/26)	285	260,365
3.15%, 08/15/27 (Call 05/15/27)	175	160,981
3.40%, 06/15/29 (Call 03/15/29)	155	138,621
3.75%, 04/15/24 (Call 01/15/24)	230	225,720
4.30%, 03/15/28 (Call 02/15/28)	155	148,045
4.50%, 08/15/32 (Call 05/15/32)	160	148,184
5.00%, 12/08/25	50	49,725
5.00%, 12/08/27 (Call 11/08/27)	175	173,595
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	75	59,869
2.40%, 12/15/31 (Call 09/15/31)	175	142,070
2.50%, 12/01/29 (Call 09/01/29)	115	97,918
3.80%, 07/15/28 (Call 04/15/28)	193	182,628
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	135	110,110
3.65%, 02/01/29 (Call 11/01/28)	90	83,212
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	135	106,395
3.25%, 08/15/25 (Call 05/15/25)	45	43,031
3.40%, 04/01/32 (Call 01/01/32)	105	92,257
3.45%, 03/15/29 (Call 12/15/28)	106	96,779
3.70%, 09/01/28 (Call 06/01/28)	160	150,187
Edison International
3.55%, 11/15/24 (Call 10/15/24)	177	171,076
4.13%, 03/15/28 (Call 12/15/27)	157	146,302
4.70%, 08/15/25	130	126,656
4.95%, 04/15/25 (Call 03/15/25)	70	68,969
5.75%, 06/15/27 (Call 04/15/27)	122	122,576
6.95%, 11/15/29 (Call 09/15/29)	15	15,729
Emera U.S. Finance LP
0.83%, 06/15/24	15	14,042
2.64%, 06/15/31 (Call 03/15/31)	110	86,628
3.55%, 06/15/26 (Call 03/15/26)	180	168,998
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	90	87,283
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	195	187,364
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	140	133,889
3.70%, 06/01/24 (Call 03/01/24)	162	158,807
4.00%, 06/01/28 (Call 03/01/28)	19	17,964
5.15%, 01/15/33 (Call 10/15/32)	150	149,223
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	30	26,741
1.90%, 06/15/28 (Call 04/15/28)	20	16,912
2.40%, 06/15/31 (Call 03/05/31)	150	118,683
2.80%, 06/15/30 (Call 03/15/30)	125	104,734
2.95%, 09/01/26 (Call 06/01/26)	207	190,413
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 03/31/23)	50	46,649
1.60%, 12/15/30 (Call 09/15/30)	120	91,895
2.35%, 06/15/32 (Call 03/15/32)	85	67,362

66	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.40%, 10/01/26 (Call 07/01/26)	$60	$54,077
3.05%, 06/01/31 (Call 03/01/31)	27	23,042
3.12%, 09/01/27 (Call 06/01/27)	40	36,684
3.25%, 04/01/28 (Call 01/01/28)	100	91,354
5.59%, 10/01/24	20	20,093
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	110	98,767
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	130	101,492
4.00%, 03/30/29 (Call 12/30/28)	113	105,771
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	164	156,225
2.90%, 09/15/29 (Call 06/15/29)	115	98,488
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	75	68,666
3.10%, 04/01/27 (Call 01/01/27)	165	154,542
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	125	119,377
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	35	28,811
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	10	8,168
2.90%, 03/01/27 (Call 02/01/27)	100	91,551
3.38%, 03/01/32 (Call 12/01/31)(a)	80	68,538
4.20%, 06/27/24	80	78,623
4.60%, 07/01/27 (Call 06/01/27)	110	107,285
Series H, 3.15%, 01/15/25 (Call 10/15/24)	125	120,021
Series L, 2.90%, 10/01/24 (Call 08/01/24)	190	182,647
Series M, 3.30%, 01/15/28 (Call 10/15/27)	120	110,467
Series O, 4.25%, 04/01/29 (Call 01/01/29)	70	65,792
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	190	169,890
Series R, 1.65%, 08/15/30 (Call 05/15/30)	169	130,466
Series U, 1.40%, 08/15/26 (Call 07/15/26)	165	144,839
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	60	54,601
3.35%, 03/15/32 (Call 12/15/31)	10	8,538
3.40%, 04/15/26 (Call 01/15/26)	242	228,221
3.95%, 06/15/25 (Call 03/15/25)	247	239,052
4.05%, 04/15/30 (Call 01/15/30)	249	228,410
5.15%, 03/15/28 (Call 02/15/28)	70	69,403
5.30%, 03/15/33 (Call 12/15/32)	140	138,302
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	325	266,997
2.85%, 04/01/25 (Call 03/01/25)	330	315,457
3.13%, 12/01/25 (Call 06/01/25)	135	128,701
3.25%, 06/01/24 (Call 12/01/23)	285	277,878
5.05%, 04/01/28 (Call 03/01/28)	75	74,902
5.10%, 04/01/33 (Call 01/03/33)	140	139,773
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	270	250,727
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	135	124,843
4.70%, 05/15/32 (Call 02/15/32)	125	118,852
Series A, 2.20%, 09/15/24 (Call 08/15/24)	140	133,448
Series B, 2.65%, 09/15/29 (Call 06/15/29)	229	194,247
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	130	121,550
Iberdrola International BV, 5.81%, 03/15/25	85	85,553
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	10	9,474
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	25	20,483
3.25%, 12/01/24 (Call 09/01/24)	180	173,398
3.60%, 04/01/29 (Call 01/01/29)	10	9,120

Security	Par (000)	Value

Electric (continued)
4.10%, 09/26/28 (Call 06/26/28)	$140	$134,000
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	70	67,724
4.25%, 05/01/30 (Call 02/01/30)	92	82,881
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	85	79,398
3.35%, 11/15/27 (Call 08/15/27)	185	170,646
3.65%, 06/15/24 (Call 03/15/24)	25	24,361
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	50	47,534
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	78	72,782
3.50%, 10/15/24 (Call 07/15/24)	179	174,235
3.65%, 04/15/29 (Call 01/15/29)	229	212,159
6.75%, 12/30/31	15	16,669
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	50	47,105
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	20	17,490
1.35%, 03/15/31 (Call 12/15/30)	155	115,611
1.65%, 06/15/31 (Call 03/15/31)	90	68,986
1.88%, 02/07/25	160	150,030
2.40%, 03/15/30 (Call 12/15/29)	95	79,817
2.75%, 04/15/32 (Call 01/15/32)	25	20,642
2.85%, 01/27/25 (Call 10/27/24)	87	83,264
3.05%, 04/25/27 (Call 01/25/27)	88	82,071
3.25%, 11/01/25 (Call 08/01/25)	70	66,384
3.40%, 02/07/28 (Call 11/07/27)	45	41,762
3.45%, 06/15/25	135	129,302
3.70%, 03/15/29 (Call 12/15/28)	145	132,919
3.90%, 11/01/28 (Call 08/01/28)	75	70,599
4.45%, 03/13/26 (Call 02/13/26)	40	39,170
4.80%, 03/15/28 (Call 02/15/28)	325	320,109
5.45%, 10/30/25	110	110,382
5.80%, 01/15/33 (Call 07/15/32)	130	133,934
Series D, 1.00%, 10/18/24	75	69,866
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	124	115,639
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	127	107,257
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	235	207,183
1.90%, 06/15/28 (Call 04/15/28)	260	219,801
2.25%, 06/01/30 (Call 03/01/30)	411	332,889
2.44%, 01/15/32 (Call 10/15/31)	205	162,276
2.75%, 11/01/29 (Call 08/01/29)	269	228,946
3.50%, 04/01/29 (Call 01/01/29)	135	122,144
3.55%, 05/01/27 (Call 02/01/27)	331	309,462
4.20%, 06/20/24	135	132,735
4.26%, 09/01/24	135	132,488
4.45%, 06/20/25	195	190,866
4.63%, 07/15/27 (Call 06/15/27)	285	277,248
4.80%, 12/01/77 (Call 12/01/27) , (3 mo. LIBOR US + 2.409%)(b)	105	93,241
4.90%, 02/28/28 (Call 01/28/28)	300	293,598
5.00%, 02/28/30 (Call 12/28/29)	300	291,612
5.00%, 07/15/32 (Call 04/15/32)	180	173,333
5.05%, 02/28/33 (Call 11/28/32)	300	290,274
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 11/01/30)	202	166,818
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	40	31,642

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.20%, 05/15/27 (Call 02/15/27)	$200	$186,290
3.25%, 05/15/29 (Call 02/15/29)	180	162,754
3.95%, 04/01/30 (Call 01/01/30)	5	4,685
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	55	46,482
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	125	96,395
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	100	88,015
3.30%, 03/15/30 (Call 09/15/29)	20	17,695
3.80%, 08/15/28 (Call 02/15/28)	130	121,579
5.40%, 01/15/33 (Call 07/15/32)	100	100,376
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	235	209,658
2.75%, 06/01/24 (Call 05/01/24)	193	186,913
2.75%, 05/15/30 (Call 02/15/30)	165	143,137
2.95%, 04/01/25 (Call 01/01/25)	125	119,029
3.70%, 11/15/28 (Call 08/15/28)	85	79,825
4.15%, 06/01/32 (Call 03/01/32)	95	89,286
4.55%, 09/15/32 (Call 06/15/32)	120	116,110
5.75%, 03/15/29 (Call 12/15/28)	85	87,940
7.00%, 05/01/32	5	5,707
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	237	201,644
2.50%, 02/01/31 (Call 11/01/30)	293	228,191
2.95%, 03/01/26 (Call 12/01/25)	80	73,649
3.00%, 06/15/28 (Call 04/15/28)(a)	145	126,443
3.15%, 01/01/26	363	336,951
3.25%, 06/01/31 (Call 03/01/31)	237	193,392
3.30%, 03/15/27 (Call 12/15/26)	35	31,921
3.30%, 12/01/27 (Call 09/01/27)	135	120,435
3.45%, 07/01/25	35	33,137
3.50%, 06/15/25 (Call 03/15/25)	140	132,695
3.75%, 07/01/28	135	121,133
4.20%, 03/01/29 (Call 01/01/29)	95	85,338
4.40%, 03/01/32 (Call 12/01/31)	60	52,172
4.55%, 07/01/30 (Call 01/01/30)	550	496,622
4.95%, 06/08/25	230	225,554
5.45%, 06/15/27 (Call 05/15/27)	230	224,685
5.90%, 06/15/32 (Call 03/15/32)	167	161,317
6.15%, 01/15/33 (Call 10/15/32)	170	168,013
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	25	21,441
3.50%, 06/15/29 (Call 03/15/29)	60	55,002
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	10	9,529
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	25	22,674
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	282	263,862
PPL Electric Utilities Corp., 5.00%, 05/15/33 (Call 02/15/33).	300	297,594
Progress Energy Inc.
7.00%, 10/30/31	5	5,390
7.75%, 03/01/31	70	78,960
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	40	31,644
3.70%, 06/15/28 (Call 12/15/27)	137	129,432
4.10%, 06/01/32 (Call 12/01/31)	50	47,093
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	85	68,315
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	35	28,637

Security	Par (000)	Value

Electric (continued)
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	$150	$148,564
Series J, 2.20%, 08/15/31 (Call 05/15/31)	100	79,542
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	80	70,854
1.90%, 08/15/31 (Call 05/15/31)	230	182,983
2.25%, 09/15/26 (Call 06/15/26)	286	259,800
2.45%, 01/15/30 (Call 10/15/29)	80	68,683
3.00%, 05/15/27 (Call 02/15/27)	110	102,068
3.10%, 03/15/32 (Call 12/15/31)	40	34,738
3.20%, 05/15/29 (Call 02/15/29)	60	54,029
3.65%, 09/01/28 (Call 06/01/28)	105	98,197
3.70%, 05/01/28 (Call 02/01/28)	157	148,117
4.90%, 12/15/32 (Call 09/15/32)	100	99,655
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	205	183,698
1.60%, 08/15/30 (Call 05/15/30)	155	119,857
2.88%, 06/15/24 (Call 05/15/24)	185	178,599
5.85%, 11/15/27 (Call 10/15/27)	20	20,455
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	112	95,252
3.65%, 05/15/25 (Call 02/15/25)	110	104,260
4.10%, 06/15/30 (Call 03/15/30)	110	98,774
4.22%, 03/15/32 (Call 12/15/31)	90	79,716
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	60	55,100
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	295	232,248
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	40	33,854
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	313	287,863
3.30%, 04/01/25 (Call 03/01/25)	115	109,973
3.40%, 02/01/28 (Call 10/01/27)	339	310,365
3.70%, 04/01/29 (Call 02/01/29)	205	186,288
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	145	134,106
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	115	109,612
2.25%, 06/01/30 (Call 03/01/30)	85	69,931
2.75%, 02/01/32 (Call 11/01/31)	5	4,141
2.85%, 08/01/29 (Call 05/01/29)	149	128,584
5.85%, 11/01/27 (Call 10/01/27)	70	71,667
5.95%, 11/01/32 (Call 08/01/32)	120	124,993
6.65%, 04/01/29	83	87,002
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	20	17,719
Series A, 4.20%, 03/01/29 (Call 12/01/28)	75	70,748
Series B, 3.65%, 03/01/28 (Call 12/01/27)	53	49,539
Series C, 4.20%, 06/01/25	120	117,263
Series D, 4.70%, 06/01/27 (Call 05/01/27)	120	118,060
Series E, 3.70%, 08/01/25 (Call 06/01/25)	210	201,762
Series G, 2.50%, 06/01/31 (Call 03/01/31)	135	110,780
Series K, 0.98%, 08/01/24	45	42,207
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	405	378,015
4.48%, 08/01/24(c)	10	9,846
5.11%, 08/01/27	195	192,504
5.15%, 10/06/25	100	99,671
5.70%, 10/15/32 (Call 04/15/32)	100	101,569
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	70	58,915
Series A, 3.70%, 04/30/30 (Call 01/30/30)	154	138,848

68	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	$165	$146,114
4.15%, 12/01/25 (Call 09/01/25)	210	204,603
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	75	68,454
Series M, 4.10%, 09/15/28 (Call 06/15/28)	140	132,290
Series N, 1.65%, 03/15/26 (Call 02/15/26)	65	58,100
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	10	9,745
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	115	93,288
3.88%, 07/12/24	125	122,136
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	50	38,582
3.05%, 03/15/25 (Call 12/15/24)	132	126,015
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	75	59,273
2.95%, 06/15/27 (Call 03/15/27)	130	120,232
2.95%, 03/15/30 (Call 12/15/29)	91	79,867
3.50%, 04/15/24 (Call 01/15/24)	120	117,335
3.50%, 03/15/29 (Call 12/15/28)	143	131,047
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	140	112,766
2.40%, 03/30/32 (Call 12/30/31)	110	88,832
Series A, 2.88%, 07/15/29 (Call 04/15/29)	150	131,674
Series A, 3.10%, 05/15/25 (Call 02/15/25)	120	114,364
Series A, 3.15%, 01/15/26 (Call 10/15/25)	170	160,953
Series A, 3.50%, 03/15/27 (Call 12/15/26)	210	197,591
Series A, 3.80%, 04/01/28 (Call 01/01/28)	160	150,984
Series B, 2.95%, 11/15/26 (Call 08/15/26)	130	119,960
Series B, 3.75%, 05/15/27 (Call 04/15/27)	175	166,134
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)	40	38,116
1.38%, 10/15/27 (Call 08/15/27)	40	33,902
1.80%, 10/15/30 (Call 07/15/30)	70	54,872
2.20%, 12/15/28 (Call 10/15/28)	105	89,063
4.75%, 01/09/26 (Call 12/09/25)	100	98,632
4.75%, 01/15/28 (Call 12/15/27)	100	98,009
5.00%, 09/27/25 (Call 08/27/25)	135	133,789
5.15%, 10/01/27 (Call 09/01/27)	165	163,941
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	100	84,989
2.05%, 12/15/24 (Call 11/15/24)	146	138,025
4.75%, 09/30/32 (Call 06/30/32)	95	92,863
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	100	78,285
3.00%, 07/01/29 (Call 04/01/29)	15	13,149
3.05%, 10/15/27 (Call 07/15/27)	130	119,944
3.95%, 09/01/32 (Call 06/01/32)	145	132,030
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	70	70,204
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	165	144,839
2.35%, 11/15/31 (Call 05/15/31)	150	119,401
2.60%, 12/01/29 (Call 06/01/29)	160	135,102
3.30%, 06/01/25 (Call 12/01/24)	95	90,763
3.35%, 12/01/26 (Call 06/01/26)	77	72,084
4.00%, 06/15/28 (Call 12/15/27)	15	14,188
4.60%, 06/01/32 (Call 12/01/31)	100	94,854

		45,975,661

Security	Par (000)	Value

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	$40	$31,300
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	155	133,917
1.80%, 10/15/27 (Call 08/15/27)	55	47,998
1.95%, 10/15/30 (Call 07/15/30)	50	40,338
2.00%, 12/21/28 (Call 10/21/28)	185	158,038
2.20%, 12/21/31 (Call 09/21/31)	290	232,310
3.15%, 06/01/25 (Call 03/01/25)	205	196,341

		840,242

Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	45	36,484
2.30%, 03/12/31 (Call 12/12/30)	215	174,885
2.75%, 09/15/29 (Call 06/15/29)	120	103,637
3.05%, 09/22/26 (Call 06/22/26)	105	97,511
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	125	109,037
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	20	19,235
3.55%, 10/01/27 (Call 07/01/27)	15	13,773
5.41%, 07/01/32 (Call 04/01/32)	110	107,389
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	30	28,195
2.20%, 09/15/31 (Call 06/15/31)	90	71,606
2.80%, 02/15/30 (Call 11/15/29)	225	194,038
3.20%, 04/01/24 (Call 02/01/24)	20	19,519
4.35%, 06/01/29 (Call 03/01/29)	60	58,240
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	161	155,442
3.88%, 01/12/28 (Call 10/12/27)	100	91,662
4.00%, 04/01/25 (Call 01/01/25)	55	53,191
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	60	47,407
4.63%, 04/15/26 (Call 01/15/26)	152	146,072
5.50%, 06/01/32 (Call 03/01/32)	70	66,562
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	160	152,022
4.75%, 06/15/25 (Call 03/15/25)	120	117,209
4.88%, 06/15/29 (Call 03/15/29)	155	146,069
4.88%, 05/12/30 (Call 02/12/30)	145	137,312
6.00%, 01/15/28 (Call 12/15/27)	40	40,214
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	315	294,068
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	80	69,597
1.35%, 06/01/25 (Call 05/01/25)	375	346,440
1.75%, 09/01/31 (Call 06/01/31)	194	153,594
1.95%, 06/01/30 (Call 03/01/30)	180	148,579
2.30%, 08/15/24 (Call 07/15/24)	30	28,801
2.50%, 11/01/26 (Call 08/01/26)	455	420,306
2.70%, 08/15/29 (Call 05/15/29)	210	184,804
4.85%, 11/01/24	60	59,864
4.95%, 02/15/28 (Call 01/15/28)	115	116,156
5.00%, 02/15/33 (Call 11/15/32)	35	35,424
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	10	8,093
3.15%, 08/15/27 (Call 05/15/27)	45	41,481
3.35%, 03/01/26 (Call 12/01/25)	205	194,166
3.50%, 02/15/28 (Call 11/15/27)	165	152,792
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	35	31,168

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
3.00%, 01/15/31 (Call 10/15/30)	$125	$102,674
3.60%, 01/15/30 (Call 10/15/29)	106	93,173
3.95%, 01/12/28 (Call 10/12/27)	140	129,573
4.25%, 05/15/27 (Call 04/15/27)	100	95,034
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	127	109,614
4.55%, 10/30/24 (Call 07/30/24)	192	188,963
4.60%, 04/06/27 (Call 01/06/27)	169	165,574
Legrand France SA, 8.50%, 02/15/25	105	111,769
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 03/13/23)	15	14,005
1.75%, 08/09/26 (Call 07/09/26)	175	150,640
2.38%, 08/09/28 (Call 06/09/28)	120	99,026
2.65%, 08/09/31 (Call 05/09/31)	95	73,711
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	20	19,656
4.90%, 06/15/28 (Call 03/15/28)	160	153,456
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)	115	95,242
3.13%, 08/15/27 (Call 05/15/27)	125	115,047
3.45%, 08/01/24 (Call 05/01/24)	85	82,817
3.70%, 02/15/26 (Call 11/15/25)	225	217,156
4.50%, 02/13/26	300	296,133
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	45	39,335
2.40%, 04/01/28 (Call 02/01/28)	95	77,884
2.95%, 04/01/31 (Call 01/01/31)	115	87,809

		6,990,335

Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	150	147,396

Entertainment — 0.1%
Magallanes Inc.
3.64%, 03/15/25(d)	305	290,808
3.76%, 03/15/27 (Call 02/15/27)(d)	700	642,187
3.79%, 03/15/25 (Call 03/15/23)(d)	45	43,050
4.05%, 03/15/29 (Call 01/15/29)(d)	230	205,549
4.28%, 03/15/32 (Call 12/15/31)(d)	925	798,784

		1,980,378

Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	125	110,821
1.45%, 02/15/31 (Call 11/15/30)	175	134,165
2.30%, 03/01/30 (Call 12/01/29)	239	200,160
2.50%, 08/15/24 (Call 07/15/24)	242	232,366
2.90%, 07/01/26 (Call 04/01/26)	140	130,178
3.20%, 03/15/25 (Call 12/15/24)	145	138,836
3.38%, 11/15/27 (Call 08/15/27)	150	138,930
3.95%, 05/15/28 (Call 02/15/28)	161	152,472
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	25	19,764
2.60%, 02/01/30 (Call 11/01/29)	104	88,503
3.20%, 06/01/32 (Call 03/01/32)	140	119,452
3.50%, 05/01/29 (Call 02/01/29)	72	65,083
4.25%, 12/01/28 (Call 09/01/28)	135	129,071
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	110	90,982
1.50%, 03/15/31 (Call 12/15/30)	20	15,406
2.00%, 06/01/29 (Call 04/01/29)	120	100,120

Security	Par (000)	Value

Environmental Control (continued)
3.13%, 03/01/25 (Call 12/01/24)	$100	$96,020
3.15%, 11/15/27 (Call 08/15/27)	155	143,367
4.15%, 04/15/32 (Call 01/15/32)	199	186,350
4.63%, 02/15/30 (Call 12/15/29)	200	194,338
4.63%, 02/15/33 (Call 11/15/32)	300	288,375

		2,774,759

Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	50	52,496
Bestfoods, Series E, 7.25%, 12/15/26	70	75,482
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	65	54,025
3.30%, 03/19/25 (Call 12/19/24)	203	194,778
3.95%, 03/15/25 (Call 01/15/25)	205	199,750
4.15%, 03/15/28 (Call 12/15/27)	271	258,572
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	160	133,126
4.30%, 05/01/24 (Call 04/01/24)	333	328,295
4.60%, 11/01/25 (Call 09/01/25)	239	234,318
4.85%, 11/01/28 (Call 08/01/28)	365	353,776
7.00%, 10/01/28	30	31,999
8.25%, 09/15/30	30	34,305
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	135	108,562
3.50%, 10/01/26 (Call 07/01/26)	25	23,401
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	120	96,080
2.88%, 04/15/30 (Call 01/15/30)	160	138,526
3.20%, 02/10/27 (Call 11/10/26)	222	209,586
4.00%, 04/17/25 (Call 02/17/25)	293	285,300
4.20%, 04/17/28 (Call 01/17/28)	280	268,671
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	80	73,026
1.70%, 06/01/30 (Call 03/01/30)	60	48,632
2.05%, 11/15/24 (Call 10/15/24)	115	109,435
2.30%, 08/15/26 (Call 05/15/26)	291	268,328
2.45%, 11/15/29 (Call 08/15/29)	80	69,408
3.20%, 08/21/25 (Call 05/21/25)	20	19,120
Hormel Foods Corp.
0.65%, 06/03/24 (Call 03/31/23)	238	224,679
1.70%, 06/03/28 (Call 04/03/28)	275	235,287
1.80%, 06/11/30 (Call 03/11/30)	100	81,045
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	65	55,366
3.20%, 10/01/26 (Call 07/01/26)	150	140,319
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(d)	10	8,351
3.00%, 05/15/32 (Call 02/15/32)(d)	285	216,637
3.63%, 01/15/32 (Call 01/15/27)(d)	200	160,244
5.13%, 02/01/28 (Call 01/01/28)(d)	355	338,432
5.50%, 01/15/30 (Call 01/15/25)(d)	265	249,407
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	110	86,508
2.38%, 03/15/30 (Call 12/15/29)	105	87,843
3.38%, 12/15/27 (Call 09/15/27)	105	97,207
3.50%, 03/15/25	405	390,201
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	55	44,765
3.25%, 04/01/26	208	196,279
3.40%, 11/15/27 (Call 08/15/27)	160	149,315

70	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.30%, 05/15/28 (Call 02/15/28)	$180	$174,863
5.25%, 03/01/33 (Call 12/01/32)	60	59,762
Series B, 7.45%, 04/01/31	50	56,608
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	390	362,969
3.75%, 04/01/30 (Call 01/01/30)	155	141,624
3.88%, 05/15/27 (Call 02/15/27)	290	275,726
4.25%, 03/01/31 (Call 12/01/30)	85	79,489
4.63%, 01/30/29 (Call 10/30/28)	50	48,803
6.75%, 03/15/32	70	75,872
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	115	87,763
2.20%, 05/01/30 (Call 02/01/30)	120	97,138
2.65%, 10/15/26 (Call 07/15/26)	195	179,728
3.50%, 02/01/26 (Call 11/01/25)	114	108,443
3.70%, 08/01/27 (Call 05/01/27)	135	127,413
4.50%, 01/15/29 (Call 10/15/28)	150	144,457
7.50%, 04/01/31	45	50,784
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	140	123,193
1.85%, 02/15/31 (Call 11/15/30)	110	85,131
2.50%, 04/15/30 (Call 01/15/30)	125	103,903
3.15%, 08/15/24 (Call 06/15/24)	180	173,974
3.40%, 08/15/27 (Call 05/15/27)	137	127,165
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	333	307,096
1.50%, 02/04/31 (Call 11/04/30)	275	211,574
2.63%, 03/17/27 (Call 01/17/27)	10	9,130
2.75%, 04/13/30 (Call 01/13/30)	192	164,849
3.00%, 03/17/32 (Call 12/17/31)	134	113,304
4.13%, 05/07/28 (Call 02/07/28)(a)	25	24,228
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	200	155,844
4.25%, 04/15/31 (Call 04/15/26)	200	167,006
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	40	33,294
2.45%, 12/14/31 (Call 09/14/31)	165	132,424
3.25%, 07/15/27 (Call 04/15/27)	201	185,951
3.30%, 07/15/26 (Call 04/15/26)	231	217,027
3.75%, 10/01/25 (Call 07/01/25)	225	216,621
5.95%, 04/01/30 (Call 01/01/30)	120	124,320
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	268	250,695
3.95%, 08/15/24 (Call 05/15/24)	304	297,917
4.00%, 03/01/26 (Call 01/01/26)	223	215,191
4.35%, 03/01/29 (Call 12/01/28)	232	220,147

		12,162,308

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	10	9,773
5.50%, 01/17/27	120	119,779
Georgia-Pacific LLC
7.75%, 11/15/29	70	79,002
8.88%, 05/15/31	5	6,139
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	125	104,945
3.13%, 01/15/32 (Call 10/15/31)	215	169,930
3.75%, 01/15/31 (Call 10/15/30)	250	211,658
5.00%, 01/15/30 (Call 10/15/29)	75	69,017

Security	Par (000)	Value

Forest Products & Paper (continued)
6.00%, 01/15/29 (Call 10/15/28)	$230	$226,446

		996,689

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	222	172,203
2.63%, 09/15/29 (Call 06/15/29)	122	105,375
3.00%, 06/15/27 (Call 03/15/27)	150	139,419
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	172	135,508
4.00%, 04/01/28 (Call 01/01/28)	235	223,595
4.40%, 07/01/32 (Call 04/01/32)	10	9,424
5.25%, 03/01/28 (Call 02/01/28)	300	299,724
5.40%, 03/01/33 (Call 12/01/32)	300	303,774
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	96	93,051
Series A, 2.50%, 11/15/24 (Call 10/15/24)	193	184,284
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	105	83,320
3.95%, 09/15/27 (Call 06/15/27)	35	32,374
4.75%, 09/01/28 (Call 06/01/28)	95	89,192
5.20%, 07/15/25 (Call 04/15/25)	90	88,791
5.50%, 01/15/26 (Call 12/15/25)	50	49,804
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	118	106,399
1.70%, 02/15/31 (Call 11/15/30)	199	151,676
2.95%, 09/01/29 (Call 06/01/29)	174	150,059
3.49%, 05/15/27 (Call 02/15/27)	265	247,674
3.60%, 05/01/30 (Call 02/01/30)	90	80,392
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	50	40,923
4.25%, 09/01/32 (Call 06/01/32)(a)	15	14,175
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	30	24,407
3.50%, 06/01/29 (Call 03/01/29)	182	165,686
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	220	203,577
3.15%, 09/15/24 (Call 06/15/24)	75	72,487
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	175	161,810
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	270	228,712
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	105	99,224
5.15%, 09/15/32 (Call 03/15/32)	35	34,201
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	203	156,472
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	102	81,283
3.70%, 04/01/28 (Call 01/01/28)	85	78,519
4.05%, 03/15/32 (Call 12/15/31)	120	107,148
5.80%, 12/01/27 (Call 11/01/27)	90	91,939

		4,306,601

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	50	39,447
4.63%, 06/15/28 (Call 03/15/28)	100	94,233
Regal Rexnord Corp.
6.05%, 02/15/26	85	84,270
6.05%, 04/15/28 (Call 03/15/28)	40	39,096
6.30%, 02/15/30 (Call 12/15/29)(d)	25	24,498
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	5	4,686
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 03/31/23)	80	75,439

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
2.30%, 03/15/30 (Call 12/15/29)	$220	$178,735
3.00%, 05/15/32 (Call 02/15/32)(a)	20	16,304
3.40%, 03/01/26 (Call 01/01/26)	230	217,630
4.00%, 03/15/60 (Call 03/15/25), (5 year CMT + 2.657%)(b)	125	107,682
4.25%, 11/15/28 (Call 08/15/28)	85	80,117

		962,137

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	93	78,807
1.40%, 06/30/30 (Call 03/30/30)	201	160,890
2.95%, 03/15/25 (Call 12/15/24)	300	288,150
3.75%, 11/30/26 (Call 08/30/26)	340	328,872
3.88%, 09/15/25 (Call 06/15/25)	50	48,640
Baxter International Inc.
1.32%, 11/29/24	10	9,314
1.73%, 04/01/31 (Call 01/01/31)	145	107,924
1.92%, 02/01/27 (Call 01/01/27)	305	265,640
2.27%, 12/01/28 (Call 10/01/28)	155	129,781
2.54%, 02/01/32 (Call 11/01/31)(a)	310	240,092
2.60%, 08/15/26 (Call 05/15/26)	140	127,368
3.95%, 04/01/30 (Call 01/01/30)	115	103,311
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	245	227,796
2.65%, 06/01/30 (Call 03/01/30)	215	183,741
4.00%, 03/01/28 (Call 12/01/27)	50	47,909
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	24	23,005
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	173	147,607
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	235	223,661
2.60%, 11/15/29 (Call 08/15/29)	195	168,283
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	199	190,835
GE Healthcare Holding LLC
5.55%, 11/15/24(d)	175	174,608
5.60%, 11/15/25 (Call 10/15/25)(d)	170	170,308
5.65%, 11/15/27 (Call 10/15/27)(d)	300	304,092
5.86%, 03/15/30 (Call 01/15/30)(d)	65	66,423
5.91%, 11/22/32 (Call 08/22/32)(d)	100	103,325
PerkinElmer Inc.
0.85%, 09/15/24 (Call 03/31/23)	215	200,012
1.90%, 09/15/28 (Call 07/15/28)	125	104,009
2.25%, 09/15/31 (Call 06/15/31)	130	100,794
2.55%, 03/15/31 (Call 12/15/30)	85	68,245
3.30%, 09/15/29 (Call 06/15/29)	115	99,353
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	220	173,010
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	200	164,472
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	85	77,457
1.95%, 06/15/30 (Call 03/15/30)	220	178,847
3.38%, 05/15/24 (Call 02/15/24)	193	188,418
3.38%, 11/01/25 (Call 08/01/25)	162	154,844
3.50%, 03/15/26 (Call 12/15/25)	323	308,717
3.65%, 03/07/28 (Call 12/07/27)	130	122,450
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 03/31/23)	475	445,203
1.75%, 10/15/28 (Call 08/15/28)	120	101,288
2.00%, 10/15/31 (Call 07/15/31)	300	239,652
2.60%, 10/01/29 (Call 07/01/29)	125	108,213

Security	Par (000)	Value

Health Care - Products (continued)
4.80%, 11/21/27 (Call 10/21/27)	$165	$165,092
4.95%, 11/21/32 (Call 08/21/32)	120	119,522
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 03/31/23)	100	93,277
2.60%, 11/24/31 (Call 08/24/31)	120	97,230
3.05%, 01/15/26 (Call 12/15/25)	135	126,970
3.55%, 04/01/25 (Call 01/01/25)	60	57,743

		7,415,200

Health Care - Services — 0.7%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	40	34,587
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	155	144,829
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	264	255,890
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	60	55,003
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	231	198,318
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	55	43,620
2.34%, 01/01/30 (Call 10/01/29)	125	105,613
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	115	90,925
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	70	62,301
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	25	19,739
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	5	4,078
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	440	369,728
2.50%, 03/01/31 (Call 12/01/30)	430	335,581
2.63%, 08/01/31 (Call 05/01/31)	270	211,086
3.00%, 10/15/30 (Call 07/15/30)	260	212,488
3.38%, 02/15/30 (Call 02/15/25)	375	317,550
4.25%, 12/15/27 (Call 12/15/23)	490	453,686
4.63%, 12/15/29 (Call 12/15/24)	650	596,160
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	40	36,242
2.76%, 10/01/24 (Call 07/01/24)	90	86,372
2.78%, 10/01/30 (Call 04/01/30)	87	72,849
3.35%, 10/01/29 (Call 04/01/29)	172	149,676
6.07%, 11/01/27 (Call 08/01/27)	110	112,442
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	155	138,648
2.25%, 05/15/30 (Call 02/15/30)	239	196,855
2.38%, 01/15/25 (Call 12/15/24)	100	94,653
2.55%, 03/15/31 (Call 12/15/30)	215	178,108
2.88%, 09/15/29 (Call 06/15/29)	189	164,630
3.35%, 12/01/24 (Call 10/01/24)	220	212,784
3.50%, 08/15/24 (Call 05/15/24)	200	194,640
3.65%, 12/01/27 (Call 09/01/27)	120	112,586
4.10%, 03/01/28 (Call 12/01/27)	285	271,890
4.75%, 02/15/33 (Call 11/15/32)	120	115,192
4.90%, 02/08/26 (Call 02/08/24)	150	148,310
5.35%, 10/15/25 (Call 09/15/25)	135	135,076
5.50%, 10/15/32 (Call 07/15/32)	140	142,197
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	160	124,560
3.13%, 03/15/27 (Call 02/15/27)(d)	180	163,831
3.50%, 09/01/30 (Call 03/01/30)	485	416,984
3.63%, 03/15/32 (Call 12/15/31)(d)	362	305,962
4.13%, 06/15/29 (Call 03/15/29)	367	334,098

72	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 02/15/27 (Call 08/15/26)	$242	$231,870
5.25%, 04/15/25	332	328,580
5.25%, 06/15/26 (Call 12/15/25)	315	310,530
5.38%, 02/01/25	525	520,086
5.38%, 09/01/26 (Call 03/01/26)	250	246,318
5.63%, 09/01/28 (Call 03/01/28)	265	261,905
5.88%, 02/15/26 (Call 08/15/25)	345	344,903
5.88%, 02/01/29 (Call 08/01/28)	100	99,943
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	195	167,897
2.15%, 02/03/32 (Call 11/03/31)	155	119,517
3.13%, 08/15/29 (Call 05/15/29)	115	100,313
3.70%, 03/23/29 (Call 02/23/29)	195	176,879
3.85%, 10/01/24 (Call 07/01/24)	245	239,157
3.95%, 03/15/27 (Call 12/15/26)	55	52,543
4.50%, 04/01/25 (Call 03/01/25)	15	14,742
4.88%, 04/01/30 (Call 01/01/30)	35	34,257
5.75%, 03/01/28 (Call 02/01/28)	115	117,108
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	146	137,170
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	120	106,285
2.30%, 12/01/24 (Call 11/01/24)	145	137,055
2.70%, 06/01/31 (Call 03/01/31)	85	70,685
2.95%, 12/01/29 (Call 09/01/29)	146	125,230
3.25%, 09/01/24 (Call 07/01/24)	218	211,072
3.60%, 02/01/25 (Call 11/01/24)	255	245,930
3.60%, 09/01/27 (Call 06/01/27)	153	145,052
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	10	9,523
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	20	14,405
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	100	81,014
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	95	85,074
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31) .	45	35,182
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	55	46,435
Series H, 2.75%, 10/01/26 (Call 07/01/26)	40	36,754
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	20,980
2.95%, 06/30/30 (Call 03/30/30)	200	172,064
3.45%, 06/01/26 (Call 03/01/26)	117	110,780
3.50%, 03/30/25 (Call 12/30/24)	5	4,812
4.20%, 06/30/29 (Call 03/30/29)	120	113,419
4.25%, 04/01/24 (Call 01/01/24)	40	39,348
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	36	33,012
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	25	23,599
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	15	13,423
Sutter Health
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	40	36,098
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	10	8,254
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	155	147,992
1.15%, 05/15/26 (Call 04/15/26)	230	203,865
1.25%, 01/15/26	115	103,953
2.00%, 05/15/30	200	163,914
2.30%, 05/15/31 (Call 02/15/31)	250	206,120

Security	Par (000)	Value

Health Care - Services (continued)
2.38%, 08/15/24	$235	$225,710
2.88%, 08/15/29	219	192,981
2.95%, 10/15/27	128	117,537
3.10%, 03/15/26	250	236,993
3.38%, 04/15/27	140	132,026
3.45%, 01/15/27	200	189,644
3.70%, 12/15/25	65	62,770
3.75%, 07/15/25	391	379,481
3.85%, 06/15/28	220	208,756
3.88%, 12/15/28	163	153,999
4.00%, 05/15/29 (Call 03/15/29)	210	199,086
4.20%, 05/15/32 (Call 02/15/32)	285	268,051
5.00%, 10/15/24	120	119,968
5.15%, 10/15/25	80	80,165
5.25%, 02/15/28 (Call 01/15/28)	185	187,531
5.30%, 02/15/30 (Call 12/15/29)	235	238,118
5.35%, 02/15/33 (Call 11/15/32)	35	35,799
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	215	186,212
2.65%, 10/15/30 (Call 07/15/30)	45	36,264
2.65%, 01/15/32 (Call 10/15/31)	130	100,224

		17,026,129

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	140	120,791
2.88%, 06/15/27 (Call 05/15/27)	115	100,128
2.88%, 06/15/28 (Call 04/15/28)	265	217,454
3.20%, 11/15/31 (Call 08/15/31)	80	60,943
3.25%, 07/15/25 (Call 06/15/25)(a)	278	259,013
3.88%, 01/15/26 (Call 12/15/25)	255	236,635
4.20%, 06/10/24 (Call 05/10/24)	285	278,496
4.25%, 03/01/25 (Call 01/01/25)	192	184,337
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	125	107,520
2.95%, 03/10/26 (Call 02/10/26)	10	8,897
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	15	13,279
Blackstone Private Credit Fund
1.75%, 09/15/24	70	65,183
2.35%, 11/22/24	35	32,655
2.63%, 12/15/26 (Call 11/15/26)	165	140,138
2.70%, 01/15/25 (Call 11/15/24)	145	135,172
3.25%, 03/15/27 (Call 02/15/27)	275	236,767
4.00%, 01/15/29 (Call 11/15/28)	160	135,987
4.70%, 03/24/25(a)	120	115,829
7.05%, 09/29/25(d)	35	35,062
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	110	92,587
2.75%, 09/16/26 (Call 08/16/26)	95	82,732
2.85%, 09/30/28 (Call 07/30/28)	188	151,688
3.63%, 01/15/26 (Call 12/15/25)	80	73,407
FS KKR Capital Corp.
1.65%, 10/12/24	160	147,968
2.63%, 01/15/27 (Call 12/15/26)	85	71,952
3.13%, 10/12/28 (Call 08/12/28)	155	127,088
3.25%, 07/15/27 (Call 06/15/27)	110	94,165
3.40%, 01/15/26 (Call 12/15/25)	140	126,819
4.13%, 02/01/25 (Call 01/01/25)	90	85,939
4.63%, 07/15/24 (Call 06/15/24)	190	185,856

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	$110	$101,425
3.75%, 02/10/25 (Call 01/10/25)(a)	75	72,252
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	220	184,147
2.50%, 08/24/26 (Call 07/24/26)	5	4,326
3.38%, 04/15/24 (Call 03/15/24)	65	62,825
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	90	79,422
5.20%, 05/01/24	50	49,368
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	15	14,104
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	120	104,082
3.50%, 02/25/25 (Call 01/25/25)	25	23,894
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	120	101,944
2.88%, 06/11/28 (Call 04/11/28)	160	128,248
3.40%, 07/15/26 (Call 06/15/26)	105	93,668
3.75%, 07/22/25 (Call 06/22/25)	135	126,276
4.00%, 03/30/25 (Call 02/28/25)	160	152,104
4.25%, 01/15/26 (Call 12/15/25)	125	116,559
5.25%, 04/15/24 (Call 03/15/24)	5	4,946
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27) .	70	58,868
Owl Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	80	69,289
4.70%, 02/08/27 (Call 01/08/27)	115	104,872
5.50%, 03/21/25	30	29,143
7.75%, 09/16/27 (Call 08/16/27)(d)	25	24,977
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	85	69,475
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	85	73,465
3.44%, 10/15/28 (Call 08/15/28)	10	8,005
3.71%, 01/22/26 (Call 12/22/25)	115	103,664
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	50	43,866
3.88%, 11/01/24 (Call 10/01/24)	45	43,348

		5,773,049

Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	235	202,648
1.40%, 10/15/27 (Call 08/15/27)	65	54,445
2.50%, 10/15/24 (Call 09/15/24)	198	188,844
2.60%, 10/15/25 (Call 09/15/25)	132	122,507
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	120	118,418
4.75%, 05/30/25 (Call 02/28/25)	25	24,480
4.75%, 11/29/27 (Call 05/29/27)	280	268,419
5.00%, 06/15/27 (Call 12/15/26)	60	58,751
5.25%, 06/01/26 (Call 12/01/25)	20	19,788
5.88%, 11/15/24 (Call 05/15/24)	115	115,363
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	67	49,493
3.85%, 01/15/30 (Call 07/15/29)	55	45,877
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	195	166,495
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	116	114,153
5.50%, 03/01/26 (Call 12/01/25)	175	174,167
7.88%, 06/15/32	15	16,746

Security	Par (000)	Value

Home Builders (continued)
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	$87	$75,265
4.35%, 02/15/28 (Call 11/15/27)	85	78,653
4.88%, 11/15/25 (Call 08/15/25)(a)	130	128,131
4.88%, 03/15/27 (Call 12/15/26)	115	110,507

		2,133,150

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	80	77,441
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	170	156,417
3.80%, 11/15/24 (Call 08/15/24)	50	48,511
4.40%, 03/15/29 (Call 12/15/28)	103	96,632
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	65	51,617
3.70%, 05/01/25	5	4,818
4.70%, 05/14/32 (Call 02/14/32)(a)	70	65,559
4.75%, 02/26/29 (Call 11/26/28)(a)	155	148,278
5.50%, 03/01/33 (Call 12/01/32)	100	98,557

		747,830

Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	30	23,123
2.65%, 04/30/30 (Call 01/30/30)	65	53,908
4.88%, 12/06/28 (Call 09/06/28)	50	49,104
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	100	80,576
3.15%, 08/01/27 (Call 05/01/27)	105	97,916
5.60%, 11/15/32 (Call 08/15/32)	105	108,799
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	30	23,963
3.10%, 10/01/27 (Call 07/01/27)	125	115,701
3.90%, 05/15/28 (Call 02/15/28)	250	237,362
4.40%, 05/01/29 (Call 03/01/29)	30	28,761
4.60%, 05/01/32 (Call 02/01/32)	150	143,590
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	115	97,717
2.00%, 11/02/31 (Call 08/02/31)	135	108,887
2.75%, 02/15/26	90	85,054
3.05%, 08/15/25	115	109,810
3.10%, 03/26/30 (Call 12/26/29)	180	161,534
3.20%, 04/25/29 (Call 01/25/29)	190	173,141
3.95%, 11/01/28 (Call 08/01/28)	115	110,363
4.50%, 02/16/33 (Call 11/16/32)	200	195,602

		2,004,911

Insurance — 0.8%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(b)	200	189,724
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	15	13,352
2.88%, 10/15/26 (Call 07/15/26)	279	259,503
3.60%, 04/01/30 (Call 01/01/30)	195	179,480
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	110	101,870
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	125	119,907
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	115	102,051
1.45%, 12/15/30 (Call 09/15/30)	120	91,954
3.28%, 12/15/26 (Call 09/15/26)	182	171,750

74	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	$160	$157,102
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	327	307,812
3.40%, 06/30/30 (Call 03/30/30)	210	186,228
3.90%, 04/01/26 (Call 01/01/26)	170	163,103
4.20%, 04/01/28 (Call 01/01/28)	94	89,116
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(b)	60	57,932
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	214	182,859
3.75%, 05/02/29 (Call 02/02/29)	191	174,882
4.50%, 12/15/28 (Call 09/15/28)	187	180,822
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	120	94,294
2.60%, 12/02/31 (Call 09/02/31)	95	77,496
2.85%, 05/28/27 (Call 04/28/27)	55	50,022
5.00%, 09/12/32 (Call 06/12/32)	85	83,076
5.35%, 02/28/33 (Call 11/28/32)	75	74,950
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/01/24)	55	53,687
3.88%, 12/15/25 (Call 09/15/25)	257	247,907
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26) .	216	208,319
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	120	95,057
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	65	49,100
3.70%, 02/22/30 (Call 11/22/29)	90	77,751
4.90%, 03/27/28 (Call 12/27/27)	95	91,534
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	115	97,765
5.00%, 07/01/24(a)	66	65,644
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	110	92,323
4.13%, 01/12/28 (Call 10/12/27)	150	140,281
6.15%, 04/03/30 (Call 01/03/30)	49	49,404
6.65%, 02/01/33 (Call 11/01/32)	25	25,669
AXA SA, 8.60%, 12/15/30	155	190,332
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	164	149,598
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	145	137,622
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	266	210,914
2.30%, 03/15/27 (Call 02/15/27)(a)	230	213,295
2.88%, 03/15/32 (Call 12/15/31)	215	185,199
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	522	498,630
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	70	65,419
5.63%, 05/15/30 (Call 02/15/30)	180	176,915
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	235	180,912
4.20%, 09/15/24 (Call 06/15/24)	80	78,318
4.20%, 03/17/32 (Call 12/17/31)	70	61,230
4.50%, 03/15/29 (Call 12/15/28)	40	37,238
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	250	193,957
3.15%, 03/15/25	30	28,813
3.35%, 05/15/24	45	43,982
3.35%, 05/03/26 (Call 02/03/26)	140	133,381
Cincinnati Financial Corp., 6.92%, 05/15/28	94	102,532

Security	Par (000)	Value

Insurance (continued)
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	$120	$95,204
3.45%, 08/15/27 (Call 05/10/27)	131	121,407
3.90%, 05/01/29 (Call 02/01/29)	86	79,035
3.95%, 05/15/24 (Call 02/15/24)	110	108,038
4.50%, 03/01/26 (Call 12/01/25)	175	171,104
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	5	4,944
5.25%, 05/30/29 (Call 02/28/29)	135	127,996
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(d)	150	143,494
3.65%, 04/05/27 (Call 03/05/27)(d)	105	97,999
3.85%, 04/05/29 (Call 02/05/29)(d)	270	243,405
3.90%, 04/05/32 (Call 01/05/32)(d)	300	262,590
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	100	76,061
4.95%, 06/01/29 (Call 03/01/29)	108	99,009
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	270	256,648
5.59%, 01/11/33 (Call 10/11/32)	200	198,190
7.00%, 04/01/28	40	43,081
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)	50	50,020
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	65	53,129
4.63%, 04/29/30 (Call 01/29/30)	110	101,324
4.85%, 04/17/28 (Call 01/17/28)	149	142,818
5.63%, 08/16/32 (Call 05/16/32)(d)	130	123,462
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	100	78,437
3.40%, 06/15/30 (Call 03/15/30)	145	124,788
4.50%, 08/15/28 (Call 05/15/28)	125	118,750
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	125	93,644
4.00%, 05/15/30 (Call 02/15/30)	50	43,993
4.60%, 11/15/24	150	148,014
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	135	107,791
4.55%, 09/15/28 (Call 06/15/28)	155	152,188
4.80%, 06/15/32 (Call 03/15/32)	5	4,780
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	54	41,825
4.50%, 04/15/26 (Call 01/15/26)	90	87,309
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	190	163,622
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	105	83,944
5.17%, 06/08/27 (Call 05/08/27)	80	79,360
5.67%, 06/08/32 (Call 03/08/32)(a)	75	73,141
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	95	73,878
3.80%, 02/23/32 (Call 11/23/31)	85	71,884
4.35%, 02/15/25 (Call 11/15/24)	45	43,889
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	115	97,138
3.35%, 03/09/25	107	102,463
3.40%, 01/15/31 (Call 10/15/30)	115	96,889
3.40%, 03/01/32 (Call 12/01/31)	10	8,297
3.63%, 12/12/26 (Call 09/15/26)	15	14,139
3.80%, 03/01/28 (Call 12/01/27)	140	129,496

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	$165	$146,398
3.75%, 04/01/26 (Call 01/01/26)	95	91,346
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	70	63,469
3.70%, 03/16/32 (Call 12/16/31)	180	161,536
4.06%, 02/24/32 (Call 02/24/27), (5 year USD ICE Swap + 1.647%)(b)	30	27,819
4.15%, 03/04/26	502	488,039
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	68	59,826
3.50%, 11/01/27 (Call 08/01/27)	140	130,203
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	180	145,976
2.38%, 12/15/31 (Call 09/15/31)	100	80,227
3.50%, 06/03/24 (Call 03/03/24)	215	209,975
3.50%, 03/10/25 (Call 12/10/24)	207	199,511
3.75%, 03/14/26 (Call 12/14/25)	180	172,732
3.88%, 03/15/24 (Call 02/15/24)	237	233,175
4.38%, 03/15/29 (Call 12/15/28)	310	295,489
5.75%, 11/01/32 (Call 08/01/32)	97	100,744
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	95	90,699
MetLife Inc.
3.00%, 03/01/25	113	108,340
3.60%, 04/10/24	180	176,512
3.60%, 11/13/25 (Call 08/13/25)	161	155,000
4.55%, 03/23/30 (Call 12/23/29)	304	298,823
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	197	187,447
4.88%, 10/01/24 (Call 09/01/24)	180	178,182
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	160	144,603
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	60	49,579
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	135	110,071
3.10%, 11/15/26 (Call 08/15/26)	60	55,492
3.40%, 05/15/25 (Call 02/15/25)	60	57,638
3.70%, 05/15/29 (Call 02/15/29)	166	154,036
Progressive Corp. (The)
2.45%, 01/15/27	90	82,106
2.50%, 03/15/27 (Call 02/15/27)	90	81,984
3.00%, 03/15/32 (Call 12/15/31)	120	103,846
3.20%, 03/26/30 (Call 12/26/29)	75	67,427
4.00%, 03/01/29 (Call 12/01/28)	80	76,530
6.63%, 03/01/29	30	32,450
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	247	222,757
2.10%, 03/10/30 (Call 12/10/29)	170	140,920
3.70%, 10/01/50 (Call 07/01/30), (5 year CMT + 3.035%)(b)	25	21,135
3.88%, 03/27/28 (Call 12/27/27)	182	173,595
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(b)	50	46,211
5.13%, 03/01/52 (Call 11/28/31), (5 year CMT + 3.162%)(b)	190	174,034
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	55	54,036
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(b)	200	190,220
6.00%, 09/01/52 (Call 06/01/32), (5 year CMT + 3.234%)(b)	215	208,574

Security	Par (000)	Value

Insurance (continued)
Prudential PLC
3.13%, 04/14/30	$196	$172,502
3.63%, 03/24/32 (Call 12/24/31)	100	89,216
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	135	115,499
3.90%, 05/15/29 (Call 02/15/29)	140	128,213
3.95%, 09/15/26 (Call 06/15/26)	75	71,485
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	10	9,653
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	175	157,332
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	90	69,614
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	200	192,890
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	40	36,541
Voya Financial Inc.
3.65%, 06/15/26	160	151,491
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(b)	75	63,896
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	158	135,005
3.60%, 05/15/24 (Call 03/15/24)	207	201,626
4.50%, 09/15/28 (Call 06/15/28)	135	128,092
4.65%, 06/15/27 (Call 05/15/27)	130	125,597

		19,627,994

Internet — 0.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	305	243,390
3.40%, 12/06/27 (Call 09/06/27)	380	349,003
3.60%, 11/28/24 (Call 08/28/24)	510	493,920
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	375	339,262
0.80%, 08/15/27 (Call 06/15/27)	260	221,876
1.10%, 08/15/30 (Call 05/15/30)	285	224,705
2.00%, 08/15/26 (Call 05/15/26)	458	419,157
Amazon.com Inc.
0.45%, 05/12/24	510	482,817
0.80%, 06/03/25 (Call 05/03/25)	215	196,185
1.00%, 05/12/26 (Call 04/12/26)	550	486,744
1.20%, 06/03/27 (Call 04/03/27)	230	198,548
1.50%, 06/03/30 (Call 03/03/30)	634	508,956
1.65%, 05/12/28 (Call 03/12/28)	677	581,475
2.10%, 05/12/31 (Call 02/12/31)	535	439,663
2.73%, 04/13/24	25	24,353
2.80%, 08/22/24 (Call 06/22/24)	526	509,215
3.00%, 04/13/25	155	149,219
3.15%, 08/22/27 (Call 05/22/27)	667	623,025
3.30%, 04/13/27 (Call 03/13/27)	300	283,479
3.45%, 04/13/29 (Call 02/13/29)	190	176,508
3.60%, 04/13/32 (Call 01/13/32)	435	397,973
3.80%, 12/05/24 (Call 09/05/24)	274	268,208
4.55%, 12/01/27 (Call 11/01/27)	220	217,595
4.60%, 12/01/25	15	14,891
4.65%, 12/01/29 (Call 10/01/29)	250	246,420
4.70%, 11/29/24	220	218,816
4.70%, 12/01/32 (Call 09/01/32)	220	217,375
5.20%, 12/03/25 (Call 09/03/25)	261	262,780
Baidu Inc.
3.43%, 04/07/30 (Call 01/07/30)	50	44,241
3.63%, 07/06/27	265	247,396

76	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.13%, 06/30/25	$225	$216,923
4.38%, 03/29/28 (Call 12/29/27)(a)	55	52,397
4.88%, 11/14/28 (Call 08/14/28)	50	48,578
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	195	182,497
3.60%, 06/01/26 (Call 03/01/26)	188	179,094
3.65%, 03/15/25 (Call 12/15/24)	100	96,787
4.63%, 04/13/30 (Call 01/13/30)	284	275,611
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	95	84,367
1.90%, 03/11/25 (Call 02/11/25)	172	160,768
2.60%, 05/10/31 (Call 02/10/31)	210	172,555
2.70%, 03/11/30 (Call 12/11/29)	200	169,912
3.45%, 08/01/24 (Call 05/01/24)	312	304,372
3.60%, 06/05/27 (Call 03/05/27)	286	269,564
5.90%, 11/22/25 (Call 10/22/25)	30	30,523
5.95%, 11/22/27 (Call 10/22/27)	25	25,656
6.30%, 11/22/32 (Call 08/22/32)	50	52,771
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	88	70,741
3.25%, 02/15/30 (Call 11/15/29)	290	244,635
3.80%, 02/15/28 (Call 11/15/27)	95	87,236
4.63%, 08/01/27 (Call 05/01/27)	45	42,988
5.00%, 02/15/26 (Call 11/15/25)	205	202,226
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	200	177,048
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	370	347,878
3.85%, 08/15/32 (Call 05/15/32)	585	525,131
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	20	17,918
2.00%, 09/03/30 (Call 06/03/30)	155	118,324
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	170	137,047
4.75%, 07/15/27 (Call 07/15/23)	105	101,763
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	205	164,875

		13,647,380

Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(a)	130	120,588
4.55%, 03/11/26	200	194,704
6.55%, 11/29/27 (Call 10/29/27)	155	158,918
6.80%, 11/29/32 (Call 08/29/32)	175	177,188
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	125	116,251
2.70%, 06/01/30 (Call 03/01/30)	90	76,875
3.13%, 04/01/32 (Call 01/01/32)	45	38,364
3.95%, 05/23/25	105	102,126
3.95%, 05/01/28 (Call 02/01/28)	187	176,825
4.30%, 05/23/27 (Call 04/23/27)	105	101,817
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	75	67,736
2.15%, 08/15/30 (Call 05/15/30)	15	12,075
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	25	21,084
2.40%, 06/15/25 (Call 05/15/25)	4	3,733
2.80%, 12/15/24 (Call 11/15/24)	125	119,054
3.25%, 01/15/31 (Call 10/15/30)	70	60,597
3.45%, 04/15/30 (Call 01/15/30)	167	148,278
5.00%, 12/15/26 (Call 12/15/23)	195	191,357

Security	Par (000)	Value

Iron & Steel (continued)
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	$285	$247,845
6.25%, 08/10/26	211	215,212

		2,350,627

Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 03/31/23)	105	97,778
2.40%, 08/18/31 (Call 05/18/31)	165	121,339
4.40%, 09/15/32 (Call 06/15/32)	5	4,251
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	60	57,685

		281,053

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	130	113,071
3.70%, 01/15/31 (Call 10/15/30)	75	64,718
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 03/31/23)	20	18,849
4.38%, 09/15/28 (Call 06/15/28)	160	151,205
4.85%, 03/15/26 (Call 12/15/25)	145	142,576
5.63%, 04/23/25 (Call 03/23/25)	70	69,582
6.00%, 04/23/30 (Call 01/23/30)	60	60,262
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	10	9,779
3.75%, 03/15/25 (Call 12/15/24)	110	106,260
3.75%, 10/01/25 (Call 07/01/25)	43	41,341
5.00%, 10/15/27 (Call 09/15/27)	220	217,474
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	117	117,972
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	390	368,066
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	35	29,634
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	200	164,846
Series R, 3.13%, 06/15/26 (Call 03/15/26)	140	130,873
Series X, 4.00%, 04/15/28 (Call 01/15/28)	35	32,869

		1,839,377

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	15	14,172
0.60%, 09/13/24	275	256,680
0.80%, 11/13/25	85	76,169
0.90%, 03/02/26	45	39,952
1.10%, 09/14/27	10	8,552
1.15%, 09/14/26	190	166,945
1.70%, 01/08/27	220	198,235
2.15%, 11/08/24	230	219,294
2.85%, 05/17/24	10	9,716
3.25%, 12/01/24	40	38,822
3.30%, 06/09/24	86	83,890
3.40%, 05/13/25	60	57,927
3.60%, 08/12/27	260	248,409
3.65%, 08/12/25	340	329,147
4.80%, 01/06/26	100	99,665
4.90%, 01/17/25	80	79,731
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	70	56,608
2.60%, 09/19/29 (Call 06/19/29)	139	121,102
2.60%, 04/09/30 (Call 01/09/30)	235	204,748
3.40%, 05/15/24 (Call 02/15/24)	30	29,397
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	150	132,738
1.88%, 01/15/26 (Call 12/15/25)	35	31,858

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.95%, 05/23/25	$110	$106,469
5.45%, 10/14/25	155	155,223
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	102	96,650
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	149	142,077
3.10%, 04/15/30 (Call 01/15/30)	35	31,302
5.38%, 10/16/29	85	88,125
7.13%, 03/03/31	60	69,244
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	100	86,736
3.15%, 11/15/25 (Call 08/15/25)	140	132,674
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	95	73,197
3.50%, 10/01/30 (Call 07/01/30)	115	97,471
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	85	69,845
3.00%, 05/01/30 (Call 02/01/30)	5	4,300
John Deere Capital Corp.
0.45%, 06/07/24	185	174,244
0.63%, 09/10/24	135	126,186
0.70%, 01/15/26	165	146,335
1.25%, 01/10/25	115	107,239
1.30%, 10/13/26	125	109,876
1.45%, 01/15/31	170	133,688
1.50%, 03/06/28	100	85,537
1.70%, 01/11/27	110	98,064
1.75%, 03/09/27	25	22,304
2.00%, 06/17/31	180	145,305
2.05%, 01/09/25	295	279,462
2.13%, 03/07/25	25	23,594
2.25%, 09/14/26	185	169,249
2.35%, 03/08/27	15	13,634
2.45%, 01/09/30	195	167,837
2.65%, 06/24/24	165	159,776
2.65%, 06/10/26	175	162,859
2.80%, 09/08/27	155	142,473
2.80%, 07/18/29	135	119,676
3.05%, 01/06/28	110	103,250
3.35%, 06/12/24	175	171,031
3.35%, 04/18/29	120	110,156
3.40%, 06/06/25	95	91,667
3.40%, 09/11/25	5	4,803
3.45%, 03/13/25	270	261,557
3.45%, 03/07/29	125	115,824
3.90%, 06/07/32	40	37,172
4.05%, 09/08/25	125	122,641
4.15%, 09/15/27	155	150,725
4.35%, 09/15/32	155	149,284
4.55%, 10/11/24	60	59,591
4.75%, 01/20/28	70	69,661
4.80%, 01/09/26	70	69,697
4.85%, 10/11/29	80	80,026
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	65	51,375
4.55%, 04/15/28 (Call 01/15/28)	138	127,909
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	75	64,664
4.60%, 05/15/28 (Call 02/15/28)	90	86,827
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	75	69,998

Security	Par (000)	Value

Machinery (continued)
2.29%, 04/05/27 (Call 02/05/27)	$160	$143,774
2.57%, 02/15/30 (Call 11/15/29)	354	298,330
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	35	27,538
2.88%, 03/01/25 (Call 12/01/24)	60	57,340
3.50%, 03/01/29 (Call 12/01/28)	175	162,223
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	95	89,437
3.45%, 11/15/26 (Call 08/15/26)	210	194,185
4.40%, 03/15/24 (Call 02/15/24)	165	162,517
4.95%, 09/15/28 (Call 06/15/28)	268	258,628
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	125	107,355
2.25%, 01/30/31 (Call 10/30/30)	120	96,870
3.25%, 11/01/26 (Call 08/01/26)	145	135,349

		9,775,812

Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	178	167,284
2.25%, 09/19/26 (Call 06/19/26)(a)	183	165,988
2.38%, 08/26/29 (Call 05/26/29)	248	208,221
2.65%, 04/15/25 (Call 03/15/25)	165	156,456
2.88%, 10/15/27 (Call 07/15/27)	161	146,512
3.00%, 08/07/25	145	137,770
3.05%, 04/15/30 (Call 01/15/30)(a)	122	106,813
3.38%, 03/01/29 (Call 12/01/28)(a)	46	41,573
3.63%, 09/14/28 (Call 06/14/28)	163	151,282
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	90	68,273
2.75%, 03/01/30 (Call 12/01/29)	175	146,059
3.50%, 12/01/24 (Call 10/01/24)	40	38,561
3.75%, 12/01/27 (Call 09/01/27)	180	168,584
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	235	217,072
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	215	204,641
General Electric Co., 6.75%, 03/15/32	15	16,637
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	260	240,893
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	125	120,623
3.25%, 03/01/27 (Call 12/01/26)	157	145,997
3.25%, 06/14/29 (Call 03/14/29)	159	141,570
3.30%, 11/21/24 (Call 08/21/24)	190	183,658
3.65%, 06/15/24	175	171,187
4.25%, 09/15/27 (Call 08/15/27)	145	138,785
4.50%, 09/15/29 (Call 07/15/29)	190	181,518
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	85	78,022
5.90%, 07/15/32 (Call 04/15/32)	70	70,064
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 03/31/23)	80	76,046
1.60%, 04/01/26 (Call 03/01/26)	20	17,859
2.25%, 04/01/28 (Call 02/01/28)	165	142,775
2.75%, 04/01/31 (Call 01/01/31)	248	202,906
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	95	77,746
3.00%, 06/01/30 (Call 03/01/30)	80	69,346
3.38%, 03/01/28 (Call 12/01/27)	100	90,957
3.65%, 03/15/27 (Call 12/15/26)	130	122,598
3.88%, 03/01/25 (Call 12/01/24)	30	29,069
3.90%, 09/17/29 (Call 06/17/29)	58	52,665
4.00%, 03/15/26 (Call 12/15/25)	138	133,395

78	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.30%, 03/01/24 (Call 12/01/23)	$80	$79,030

		4,708,435

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	215	172,312
2.30%, 02/01/32 (Call 11/01/31)	125	91,904
2.80%, 04/01/31 (Call 01/01/31)	325	253,779
3.75%, 02/15/28 (Call 11/15/27)	196	176,551
4.20%, 03/15/28 (Call 12/15/27)	330	303,121
4.91%, 07/23/25 (Call 04/23/25)	631	617,263
5.05%, 03/30/29 (Call 12/30/28)	233	217,464
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	370	285,836
1.95%, 01/15/31 (Call 10/15/30)	340	272,439
2.35%, 01/15/27 (Call 10/15/26)	359	325,398
2.65%, 02/01/30 (Call 11/01/29)	375	322,627
3.15%, 03/01/26 (Call 12/01/25)	531	501,938
3.15%, 02/15/28 (Call 11/15/27)	362	332,573
3.30%, 02/01/27 (Call 11/01/26)	230	215,993
3.30%, 04/01/27 (Call 02/01/27)	45	42,172
3.38%, 02/15/25 (Call 11/15/24)	270	260,806
3.38%, 08/15/25 (Call 05/15/25)	397	381,315
3.40%, 04/01/30 (Call 01/01/30)	323	291,517
3.55%, 05/01/28 (Call 02/01/28)	243	226,566
3.70%, 04/15/24 (Call 03/15/24)	479	470,498
3.95%, 10/15/25 (Call 08/15/25)	611	593,886
4.15%, 10/15/28 (Call 07/15/28)	671	641,523
4.25%, 10/15/30 (Call 07/15/30)	280	266,078
4.65%, 02/15/33 (Call 11/15/32)	275	265,452
5.25%, 11/07/25	30	30,130
5.35%, 11/15/27 (Call 10/15/27)	145	147,098
5.50%, 11/15/32 (Call 08/15/32)	110	113,066
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	200	190,602
3.63%, 05/15/30 (Call 02/15/30)	194	165,915
3.90%, 11/15/24 (Call 08/15/24)	190	183,903
3.95%, 06/15/25 (Call 05/15/25)	45	43,144
3.95%, 03/20/28 (Call 12/20/27)	372	339,807
4.13%, 05/15/29 (Call 02/15/29)	182	163,034
4.90%, 03/11/26 (Call 12/11/25)	135	131,663
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	85	78,286
3.45%, 03/01/32 (Call 12/01/31)	60	50,609
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	130	124,124
3.50%, 04/08/30 (Call 01/08/30)	145	127,590
4.71%, 01/25/29 (Call 10/25/28)	375	357,945
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	158	142,841
3.38%, 02/15/28 (Call 12/15/27)(a)	140	125,898
3.70%, 06/01/28 (Call 03/01/28)	120	107,586
4.00%, 01/15/26 (Call 10/15/25)	180	171,857
4.20%, 06/01/29 (Call 03/01/29)	100	89,858
4.20%, 05/19/32 (Call 02/19/32)	125	102,926
4.75%, 05/15/25 (Call 04/15/25)	195	191,119
4.95%, 01/15/31 (Call 11/15/30)	256	229,051
7.88%, 07/30/30	180	194,207
TCI Communications Inc.
7.13%, 02/15/28	80	87,044

Security	Par (000)	Value

Media (continued)
7.88%, 02/15/26	$50	$53,829
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	98	92,363
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	183	164,733
2.95%, 06/15/27	215	199,193
3.00%, 02/13/26	246	232,172
3.15%, 09/17/25	179	170,259
Series B, 7.00%, 03/01/32	30	33,889
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	348	330,774
1.75%, 01/13/26	370	338,039
2.00%, 09/01/29 (Call 06/01/29)	376	314,201
2.20%, 01/13/28	256	227,318
2.65%, 01/13/31	520	442,915
3.35%, 03/24/25	415	400,931
3.38%, 11/15/26 (Call 08/15/26)	90	84,728
3.70%, 09/15/24 (Call 06/15/24)	183	179,421
3.70%, 10/15/25 (Call 07/15/25)	127	122,648
3.70%, 03/23/27	140	134,042
3.80%, 03/22/30	232	215,635

		14,955,404

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	260	250,094
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	65	63,340
4.13%, 04/01/32 (Call 01/01/32)	80	72,006
4.50%, 12/15/28 (Call 09/15/28)	100	94,679

		480,119

Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	200	170,588
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	120	118,544
4.88%, 02/27/26	120	119,299
4.90%, 02/28/33 (Call 11/28/32)	70	69,710
6.42%, 03/01/26	55	56,971
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	135	125,094
4.25%, 03/01/30 (Call 03/01/25)	120	108,660
4.38%, 08/01/28 (Call 08/01/23)	135	125,678
4.55%, 11/14/24 (Call 08/14/24)	100	98,214
4.63%, 08/01/30 (Call 08/01/25)	128	119,059
5.00%, 09/01/27 (Call 09/01/23)(a)	135	132,084
5.25%, 09/01/29 (Call 09/01/24)	115	111,053
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	156	148,720
5.95%, 03/15/24 (Call 12/15/23)	185	185,057
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	254	204,709
2.60%, 07/15/32 (Call 04/15/32)	160	127,534
2.80%, 10/01/29 (Call 07/01/29)	156	132,742
Rio Tinto Alcan Inc., 7.25%, 03/15/31	105	119,252
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	150	164,723
Southern Copper Corp., 3.88%, 04/23/25	205	198,383
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	79	60,509

		2,696,583

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	230	204,624
3.25%, 02/15/29 (Call 08/15/23)	185	156,753

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
3.28%, 12/01/28 (Call 10/01/28)	$90	$77,642
3.57%, 12/01/31 (Call 09/01/31)	140	115,896
4.13%, 05/01/25 (Call 05/01/23)	105	100,674
4.25%, 04/01/28 (Call 10/01/23)	85	77,479
5.50%, 12/01/24 (Call 06/01/24)	130	128,947

		862,015

Oil & Gas — 0.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	230	184,350
2.72%, 01/12/32 (Call 10/12/31)	375	314,239
3.02%, 01/16/27 (Call 10/16/26)	245	227,779
3.12%, 05/04/26 (Call 02/04/26)	295	278,607
3.41%, 02/11/26 (Call 12/11/25)	188	179,538
3.54%, 04/06/27 (Call 02/06/27)	80	75,654
3.59%, 04/14/27 (Call 01/14/27)	133	125,829
3.63%, 04/06/30 (Call 01/06/30)	239	218,953
3.80%, 09/21/25 (Call 07/21/25)	228	222,840
3.94%, 09/21/28 (Call 06/21/28)	270	256,951
4.23%, 11/06/28 (Call 08/06/28)	126	121,538
4.81%, 02/13/33 (Call 11/13/32)	400	392,900
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	250	233,020
3.72%, 11/28/28 (Call 08/28/28)	198	186,587
Burlington Resources LLC, 7.20%, 08/15/31	30	33,951
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	35	32,349
2.95%, 07/15/30 (Call 04/15/30)	115	97,313
3.80%, 04/15/24 (Call 01/15/24)	186	182,325
3.85%, 06/01/27 (Call 03/01/27)	278	261,023
3.90%, 02/01/25 (Call 11/01/24)	176	170,537
7.20%, 01/15/32	70	75,322
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	135	106,774
4.25%, 04/15/27 (Call 01/15/27)	20	19,093
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	410	380,705
2.00%, 05/11/27 (Call 03/11/27)	235	210,527
2.24%, 05/11/30 (Call 02/11/30)	343	293,227
2.95%, 05/16/26 (Call 02/16/26)	430	404,875
3.33%, 11/17/25 (Call 08/17/25)	229	219,941
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	75	67,683
1.02%, 08/12/27 (Call 06/12/27)	180	153,767
3.25%, 10/15/29 (Call 07/15/29)	105	95,528
3.85%, 01/15/28 (Call 10/15/27)	132	126,955
3.90%, 11/15/24 (Call 08/15/24)	85	83,628
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)(a)	250	221,312
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	560	552,530
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	384,348
4.38%, 05/02/28	200	195,150
Conoco Funding Co., 7.25%, 10/15/31	90	102,057
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	275	260,356
3.35%, 11/15/24 (Call 08/15/24)	35	33,983
6.95%, 04/15/29	252	276,527
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	275	268,317
4.38%, 01/15/28 (Call 10/15/27)	190	176,210

Security	Par (000)	Value

Oil & Gas (continued)
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	$170	$159,463
4.38%, 03/15/29 (Call 12/15/28)	133	122,768
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	170	158,146
5.25%, 10/15/27 (Call 10/15/23)	130	128,591
5.85%, 12/15/25 (Call 09/15/25)	208	209,439
5.88%, 06/15/28 (Call 06/15/23)	10	10,067
7.88%, 09/30/31	111	125,608
7.95%, 04/15/32	50	56,801
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	160	134,250
3.25%, 12/01/26 (Call 10/01/26)	151	139,873
3.50%, 12/01/29 (Call 09/01/29)	212	187,334
Eni USA Inc., 7.30%, 11/15/27	99	107,023
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	70	67,085
4.15%, 01/15/26 (Call 10/15/25)	280	273,577
4.38%, 04/15/30 (Call 01/15/30)	167	160,275
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	270	247,406
5.00%, 01/15/29 (Call 07/15/28)	62	58,132
5.68%, 10/01/25 (Call 10/04/23)	54	53,493
5.70%, 04/01/28 (Call 03/01/28)	105	103,363
6.13%, 02/01/25 (Call 01/01/25)	200	200,232
7.00%, 02/01/30 (Call 11/01/29)	140	144,437
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	20	18,261
2.38%, 05/22/30 (Call 02/22/30)	198	168,664
2.88%, 04/06/25 (Call 03/06/25)	360	344,390
3.00%, 04/06/27 (Call 02/06/27)	173	160,970
3.13%, 04/06/30 (Call 01/06/30)	355	319,457
3.25%, 11/10/24	75	72,826
3.63%, 09/10/28 (Call 06/10/28)	285	270,032
7.25%, 09/23/27	150	163,890
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	215	205,688
2.28%, 08/16/26 (Call 06/16/26)	240	220,217
2.44%, 08/16/29 (Call 05/16/29)	294	258,961
2.61%, 10/15/30 (Call 07/15/30)	390	338,766
2.71%, 03/06/25 (Call 12/06/24)	395	377,221
2.99%, 03/19/25 (Call 02/19/25)	495	475,314
3.04%, 03/01/26 (Call 12/01/25)	485	459,605
3.29%, 03/19/27 (Call 01/19/27)(a)	247	235,408
3.48%, 03/19/30 (Call 12/19/29)	381	353,012
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	145	118,729
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	150	146,312
4.30%, 04/01/27 (Call 01/01/27)	192	183,811
7.30%, 08/15/31	100	108,524
7.88%, 10/01/29	100	110,011
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	70	62,280
5.88%, 04/01/26 (Call 01/01/26)	160	159,989
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	237	225,752
6.80%, 03/15/32	105	108,318
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	302	294,275
3.80%, 04/01/28 (Call 01/01/28)	135	124,627

80	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.70%, 05/01/25 (Call 04/01/25)	$281	$277,066
5.13%, 12/15/26 (Call 09/15/26)	197	195,893
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	150	148,668
Ovintiv Inc.
7.20%, 11/01/31	65	68,366
7.38%, 11/01/31	105	112,169
8.13%, 09/15/30	65	70,953
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	120	106,998
2.15%, 12/15/30 (Call 09/15/30)	195	155,852
3.15%, 12/15/29 (Call 09/15/29)(d)	120	104,663
3.55%, 10/01/26 (Call 07/01/26)(d)	105	97,852
3.61%, 02/15/25 (Call 11/15/24)(d)	75	72,297
3.75%, 03/01/28 (Call 12/01/27)(d)	115	106,198
3.85%, 04/09/25 (Call 03/09/25)	125	121,389
3.90%, 03/15/28 (Call 12/15/27)	165	156,003
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	215	167,902
2.15%, 01/15/31 (Call 10/15/30)	200	157,648
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	305	290,085
2.38%, 11/07/29 (Call 08/07/29)	338	290,116
2.50%, 09/12/26	257	236,049
2.75%, 04/06/30 (Call 01/06/30)	365	320,561
2.88%, 05/10/26	357	334,359
3.25%, 05/11/25	393	378,416
3.88%, 11/13/28 (Call 08/23/28)	337	321,923
Suncor Energy Inc., 7.15%, 02/01/32	125	135,641
Tosco Corp., 8.13%, 02/15/30	20	23,273
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	252	240,872
2.83%, 01/10/30 (Call 10/10/29)	275	242,762
3.45%, 02/19/29 (Call 11/19/28)	260	240,417
3.75%, 04/10/24	239	234,865
TotalEnergies Capital SA, 3.88%, 10/11/28	227	217,984
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	50	43,934
2.80%, 12/01/31 (Call 09/01/31)	80	65,020
4.00%, 04/01/29 (Call 01/01/29)	25	23,581
4.35%, 06/01/28 (Call 03/01/28)	31	29,717
7.50%, 04/15/32	145	163,951

		23,391,214

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	130	116,224
3.14%, 11/07/29 (Call 08/07/29)	135	119,021
3.34%, 12/15/27 (Call 09/15/27)	259	239,098
4.49%, 05/01/30 (Call 02/01/30)	95	90,133
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	200	172,982
3.80%, 11/15/25 (Call 08/15/25)	191	184,598
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	137	121,000
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	155	141,793
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	275	236,621

		1,421,470

Security	Par (000)	Value

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	$125	$118,104
4.50%, 05/15/28 (Call 02/15/28)	30	28,780
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	157	130,012
2.69%, 05/25/31 (Call 02/25/31)	135	109,457
4.00%, 05/17/25 (Call 04/17/25)	100	96,596
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	25	21,076
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	252	224,776
1.65%, 01/15/27 (Call 12/15/26)	155	133,165
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	137	117,964
3.40%, 12/15/27 (Call 09/15/27)	90	83,246
3.65%, 09/15/24 (Call 06/15/24)	121	118,112
Sonoco Products Co.
1.80%, 02/01/25 (Call 03/31/23)	130	121,608
2.25%, 02/01/27 (Call 01/01/27)	145	129,987
2.85%, 02/01/32 (Call 11/01/31)	120	98,404
3.13%, 05/01/30 (Call 02/01/30)	50	43,033
WestRock MWV LLC, 8.20%, 01/15/30	29	33,238
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	15	14,426
3.38%, 09/15/27 (Call 06/15/27)	105	97,045
3.75%, 03/15/25 (Call 01/15/25)	198	191,906
3.90%, 06/01/28 (Call 03/01/28)	117	108,661
4.00%, 03/15/28 (Call 12/15/27)	215	200,960
4.65%, 03/15/26 (Call 01/15/26)	239	234,167
4.90%, 03/15/29 (Call 12/15/28)	162	155,377

		2,610,100

Pharmaceuticals — 1.3%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	677	645,905
2.95%, 11/21/26 (Call 09/21/26)	600	553,590
3.20%, 05/14/26 (Call 02/14/26)	535	502,991
3.20%, 11/21/29 (Call 08/21/29)	831	734,679
3.60%, 05/14/25 (Call 02/14/25)	845	813,110
3.80%, 03/15/25 (Call 12/15/24)	595	577,192
3.85%, 06/15/24 (Call 03/15/24)	350	343,441
4.25%, 11/14/28 (Call 08/14/28)	413	395,035
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	230	191,024
2.80%, 05/15/30 (Call 02/15/30)	15	12,787
3.25%, 03/01/25 (Call 12/01/24)	217	207,906
3.40%, 05/15/24 (Call 02/15/24)	131	127,781
3.45%, 12/15/27 (Call 09/15/27)	160	148,878
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 03/31/23)	10	9,463
1.20%, 05/28/26 (Call 04/28/26)	300	265,683
1.75%, 05/28/28 (Call 03/28/28)	305	261,159
2.25%, 05/28/31 (Call 02/28/31)	110	91,581
4.88%, 03/03/28 (Call 02/03/28)	250	249,495
4.88%, 03/03/33 (Call 12/03/32)	300	299,178
4.90%, 03/03/30 (Call 01/03/30)	250	248,975
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	235	206,006
1.38%, 08/06/30 (Call 05/06/30)	297	234,366
3.13%, 06/12/27 (Call 03/12/27)	144	134,808
3.38%, 11/16/25	417	400,428
4.00%, 01/17/29 (Call 10/17/28)	218	209,031

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	$205	$161,226
2.82%, 05/20/30 (Call 02/20/30)	163	139,549
3.36%, 06/06/24 (Call 04/06/24)	248	241,659
3.70%, 06/06/27 (Call 03/06/27)	364	343,518
3.73%, 12/15/24 (Call 09/15/24)	106	103,027
4.30%, 08/22/32 (Call 05/22/32)	110	102,193
4.69%, 02/13/28 (Call 01/13/28)	285	278,741
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	225	201,627
1.13%, 11/13/27 (Call 09/13/27)	240	203,813
1.45%, 11/13/30 (Call 08/13/30)	195	153,808
2.90%, 07/26/24 (Call 06/26/24)	579	561,248
2.95%, 03/15/32 (Call 12/15/31)	330	284,853
3.20%, 06/15/26 (Call 04/15/26)	439	415,610
3.25%, 02/27/27	20	18,912
3.40%, 07/26/29 (Call 04/26/29)	445	407,802
3.45%, 11/15/27 (Call 08/15/27)(a)	75	70,804
3.90%, 02/20/28 (Call 11/20/27)	370	354,675
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	250	242,148
3.41%, 06/15/27 (Call 03/15/27)	250	232,983
3.50%, 11/15/24 (Call 08/15/24)	85	82,061
3.75%, 09/15/25 (Call 06/15/25)	165	158,593
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	115	102,129
2.38%, 03/15/31 (Call 12/15/30)	235	191,342
2.40%, 03/15/30 (Call 12/15/29)	279	232,502
3.05%, 10/15/27 (Call 07/15/27)	140	127,982
3.25%, 04/15/25 (Call 01/15/25)	300	287,775
3.40%, 03/01/27 (Call 12/01/26)	300	280,884
3.50%, 06/15/24 (Call 03/17/24)	230	224,441
4.13%, 11/15/25 (Call 09/15/25)	409	397,740
4.38%, 10/15/28 (Call 07/15/28)	615	590,535
4.50%, 02/25/26 (Call 11/27/25)	275	268,881
5.40%, 03/15/33 (Call 12/15/32)	140	139,868
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	490	412,791
1.75%, 08/21/30 (Call 05/21/30)	140	109,243
1.88%, 02/28/31 (Call 11/28/30)	265	205,741
2.13%, 09/15/31 (Call 06/15/31)	90	70,519
2.63%, 08/15/24 (Call 07/15/24)	40	38,532
2.88%, 06/01/26 (Call 03/01/26)	385	358,085
3.00%, 08/15/26 (Call 06/15/26)	145	134,648
3.25%, 08/15/29 (Call 05/15/29)	362	319,689
3.38%, 08/12/24 (Call 05/12/24)	215	208,939
3.63%, 04/01/27 (Call 02/01/27)	100	94,203
3.75%, 04/01/30 (Call 01/01/30)	333	300,942
3.88%, 07/20/25 (Call 04/20/25)	175	169,568
4.10%, 03/25/25 (Call 01/25/25)	235	230,326
4.30%, 03/25/28 (Call 12/25/27)	930	888,940
5.00%, 02/20/26 (Call 01/20/26)	150	149,184
5.13%, 02/21/30 (Call 12/21/29)	160	157,075
5.25%, 02/21/33 (Call 11/21/32)	160	157,453
6.25%, 06/01/27	65	67,633
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	65	61,778
3.10%, 05/15/27 (Call 02/15/27)	160	149,758
3.38%, 03/15/29 (Call 12/15/28)	260	241,392
4.70%, 02/27/33 (Call 11/27/32)	95	94,476

Security	Par (000)	Value

Pharmaceuticals (continued)
5.50%, 03/15/27	$135	$139,212
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	123	119,343
3.88%, 05/15/28	375	357,296
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	294	286,453
3.38%, 06/01/29 (Call 03/01/29)	190	173,662
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	185	167,284
0.95%, 09/01/27 (Call 07/01/27)	145	124,191
1.30%, 09/01/30 (Call 06/01/30)	325	260,819
2.45%, 03/01/26 (Call 12/01/25)	412	385,920
2.63%, 01/15/25 (Call 11/15/24)	175	168,046
2.90%, 01/15/28 (Call 10/15/27)	425	395,233
2.95%, 03/03/27 (Call 12/03/26)	275	258,976
6.95%, 09/01/29	20	23,707
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	100	89,455
1.30%, 08/15/26 (Call 07/15/26)	145	127,432
3.95%, 02/16/28 (Call 11/16/27)	84	79,473
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	175	170,406
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	225	199,143
1.45%, 06/24/30 (Call 03/24/30)	170	136,002
1.70%, 06/10/27 (Call 05/10/27)	390	344,393
1.90%, 12/10/28 (Call 10/10/28)	285	244,459
2.15%, 12/10/31 (Call 09/10/31)	400	325,936
2.75%, 02/10/25 (Call 11/10/24)	360	345,334
3.40%, 03/07/29 (Call 12/07/28)	355	329,593
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	45	47,674
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	170	159,180
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	85	79,835
2.00%, 02/14/27 (Call 12/14/26)	371	335,751
2.20%, 08/14/30 (Call 05/14/30)	185	156,366
3.00%, 11/20/25 (Call 08/20/25)	134	127,561
3.10%, 05/17/27 (Call 02/17/27)	243	228,386
3.40%, 05/06/24	501	490,714
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	385	352,856
1.70%, 05/28/30 (Call 02/28/30)	132	107,925
1.75%, 08/18/31 (Call 05/18/31)	215	170,732
2.63%, 04/01/30 (Call 01/01/30)	276	240,954
2.75%, 06/03/26	210	197,295
3.00%, 12/15/26	478	449,664
3.40%, 05/15/24	386	378,095
3.45%, 03/15/29 (Call 12/15/28)	257	239,462
3.60%, 09/15/28 (Call 06/15/28)	230	218,647
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	210	199,429
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	580	539,847
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	455	370,848
5.00%, 11/26/28 (Call 08/26/28)	362	357,106
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	429	401,295
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	170	154,700
2.30%, 06/22/27 (Call 04/22/27)	135	116,714
2.70%, 06/22/30 (Call 03/22/30)	285	225,905

82	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	$135	$110,585
3.00%, 09/12/27 (Call 06/15/27)	120	110,754
3.90%, 08/20/28 (Call 05/20/28)	163	154,348
4.50%, 11/13/25 (Call 08/13/25)	191	187,340
5.40%, 11/14/25 (Call 10/14/25)	20	20,119
5.60%, 11/16/32 (Call 08/16/32)	175	181,094

		32,451,285

Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	110	93,538
3.60%, 09/01/32 (Call 06/01/32)	115	96,600
4.45%, 07/15/27 (Call 04/15/27)	65	61,928
4.80%, 05/03/29 (Call 02/03/29)	115	109,000
4.95%, 12/15/24 (Call 09/15/24)	120	118,090
5.95%, 06/01/26 (Call 03/01/26)	90	90,658
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	310	279,291
5.13%, 06/30/27 (Call 01/01/27)	312	307,907
5.88%, 03/31/25 (Call 10/02/24)	344	345,180
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	215	172,262
4.00%, 03/01/31 (Call 03/01/26)	305	263,444
4.50%, 10/01/29 (Call 10/01/24)	65	58,925
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	287	280,881
DCP Midstream Operating LP
5.13%, 05/15/29 (Call 02/15/29)	160	153,987
5.38%, 07/15/25 (Call 04/15/25)	70	69,285
5.63%, 07/15/27 (Call 04/15/27)	75	74,264
8.13%, 08/16/30	115	127,535
Eastern Gas Transmission and Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	134	115,692
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	90	90,985
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	110	96,642
2.50%, 01/15/25 (Call 12/15/24)	65	61,516
2.50%, 02/14/25	85	80,288
3.13%, 11/15/29 (Call 08/15/29)	165	143,781
3.50%, 06/10/24 (Call 03/10/24)	310	301,903
3.70%, 07/15/27 (Call 04/15/27)	140	131,156
4.25%, 12/01/26 (Call 09/01/26)	2	1,917
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	235	221,791
3.75%, 05/15/30 (Call 02/15/30)	295	261,809
3.90%, 05/15/24 (Call 02/15/24)	185	180,749
3.90%, 07/15/26 (Call 04/15/26)	60	56,630
4.00%, 10/01/27 (Call 07/01/27)	160	149,290
4.05%, 03/15/25 (Call 12/15/24)	211	204,771
4.15%, 09/15/29 (Call 06/15/29)	130	118,524
4.20%, 04/15/27 (Call 01/15/27)	97	91,828
4.25%, 04/01/24 (Call 01/01/24)	97	95,425
4.40%, 03/15/27 (Call 12/15/26)	157	149,932
4.50%, 04/15/24 (Call 03/15/24)	222	219,030
4.75%, 01/15/26 (Call 10/15/25)	205	200,599
4.95%, 05/15/28 (Call 02/15/28)	2	1,927
4.95%, 06/15/28 (Call 03/15/28)	159	153,658
5.25%, 04/15/29 (Call 01/15/29)	301	293,484
5.50%, 06/01/27 (Call 03/01/27)	193	191,794

Security	Par (000)	Value

Pipelines (continued)
5.55%, 02/15/28 (Call 01/15/28)	$195	$194,378
5.95%, 12/01/25 (Call 09/01/25)	94	94,899
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	255	218,665
3.13%, 07/31/29 (Call 04/30/29)	263	232,142
3.70%, 02/15/26 (Call 11/15/25)	195	187,282
3.75%, 02/15/25 (Call 11/15/24)	324	314,617
3.95%, 02/15/27 (Call 11/15/26)	155	148,031
4.15%, 10/16/28 (Call 07/16/28)	210	198,391
5.05%, 01/10/26	175	174,725
5.35%, 01/31/33 (Call 10/31/32)	175	174,886
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(b)	125	104,565
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	100	89,443
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	240	235,438
4.30%, 05/01/24 (Call 02/01/24)	190	187,294
7.40%, 03/15/31	50	53,930
7.75%, 03/15/32	50	55,281
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	125	109,564
2.00%, 02/15/31 (Call 11/15/30)	137	106,309
4.30%, 06/01/25 (Call 03/01/25)	324	316,490
4.30%, 03/01/28 (Call 12/01/27)	260	248,110
7.75%, 01/15/32	210	234,316
7.80%, 08/01/31	30	33,338
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	130	113,447
5.00%, 03/01/26 (Call 12/01/25)	195	192,874
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	351	313,931
2.65%, 08/15/30 (Call 05/15/30)	305	250,393
4.00%, 02/15/25 (Call 11/15/24)	150	145,582
4.00%, 03/15/28 (Call 12/15/27)	255	238,838
4.13%, 03/01/27 (Call 12/01/26)	285	271,893
4.25%, 12/01/27 (Call 09/01/27)	30	28,377
4.80%, 02/15/29 (Call 11/15/28)	60	57,655
4.88%, 12/01/24 (Call 09/01/24)	304	299,996
4.88%, 06/01/25 (Call 03/01/25)	315	310,149
4.95%, 09/01/32 (Call 06/01/32)	165	155,210
5.00%, 03/01/33 (Call 12/01/32)	90	84,436
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	25	23,703
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	105	96,268
2.75%, 09/01/24 (Call 08/01/24)	130	124,348
3.10%, 03/15/30 (Call 12/15/29)	115	97,518
3.40%, 09/01/29 (Call 06/01/29)	161	139,695
4.00%, 07/13/27 (Call 04/13/27)	101	95,013
4.35%, 03/15/29 (Call 12/15/28)	160	148,701
4.55%, 07/15/28 (Call 04/15/28)	135	128,247
4.90%, 03/15/25 (Call 12/15/24)	146	143,978
5.85%, 01/15/26 (Call 12/15/25)	155	156,259
6.10%, 11/15/32 (Call 08/15/32)	110	110,670
6.35%, 01/15/31 (Call 10/15/30)	100	102,410
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	185	160,661
3.60%, 11/01/24 (Call 08/01/24)	155	149,969
3.80%, 09/15/30 (Call 06/15/30)	175	152,364
4.50%, 12/15/26 (Call 09/15/26)	191	183,110

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.65%, 10/15/25 (Call 07/15/25)	$262	$255,853
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	184	172,826
4.50%, 05/15/30 (Call 11/15/29)	372	348,378
5.00%, 03/15/27 (Call 09/15/26)	339	330,871
5.63%, 03/01/25 (Call 12/01/24)	440	439,481
5.75%, 05/15/24 (Call 02/15/24)	460	459,954
5.88%, 06/30/26 (Call 12/31/25)	315	316,975
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	86	80,346
3.50%, 03/15/25 (Call 12/15/24)	175	168,273
4.75%, 03/15/24 (Call 12/15/23)	55	54,526
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	185	157,291
4.88%, 02/01/31 (Call 02/01/26)	190	172,856
5.00%, 01/15/28 (Call 01/15/24)	155	148,206
5.20%, 07/01/27 (Call 06/01/27)	110	108,148
5.50%, 03/01/30 (Call 03/01/25)	205	194,342
6.50%, 07/15/27 (Call 07/15/23)	115	116,267
6.88%, 01/15/29 (Call 01/15/24)	135	136,836
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	155	146,377
4.38%, 03/13/25 (Call 12/13/24)	125	122,040
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	10	10,491
7.00%, 10/15/28	90	95,403
Texas Eastern Transmission LP, 7.00%, 07/15/32	85	95,596
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	60	55,688
2.50%, 10/12/31 (Call 07/12/31)	178	141,106
4.10%, 04/15/30 (Call 01/15/30)	285	260,159
4.25%, 05/15/28 (Call 02/15/28)	338	319,599
4.88%, 01/15/26 (Call 10/15/25)	110	108,469
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	150	130,465
4.00%, 03/15/28 (Call 12/15/27)	135	127,204
7.85%, 02/01/26 (Call 11/01/25)	295	312,756
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	40	38,644
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	300	243,465
3.50%, 11/15/30 (Call 08/15/30)	187	163,573
3.75%, 06/15/27 (Call 03/15/27)	324	304,784
3.90%, 01/15/25 (Call 10/15/24)	248	240,582
4.00%, 09/15/25 (Call 06/15/25)	90	86,768
4.55%, 06/24/24 (Call 03/24/24)	178	175,547
4.65%, 08/15/32 (Call 05/15/32)	165	153,727
5.40%, 03/02/26	140	140,046
5.65%, 03/15/33 (Call 12/15/32)	300	300,150
8.75%, 03/15/32	30	35,631
Series A, 7.50%, 01/15/31	120	131,488

		22,106,872

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	85	82,962
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	119	96,715
4.88%, 03/01/26 (Call 12/01/25)	135	132,061
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	80	59,640

		371,378

Security	Par (000)	Value

Real Estate Investment Trusts — 1.5%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	$45	$37,283
2.90%, 10/01/30 (Call 07/01/30)	166	138,461
4.80%, 10/01/32 (Call 07/01/32)	20	18,706
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	100	84,537
3.38%, 08/15/31 (Call 05/15/31)	175	153,548
3.45%, 04/30/25 (Call 02/28/25)	115	110,222
3.80%, 04/15/26 (Call 02/15/26)	184	176,187
3.95%, 01/15/27 (Call 10/15/26)	130	124,166
3.95%, 01/15/28 (Call 10/15/27)	100	94,260
4.30%, 01/15/26 (Call 10/15/25)	40	38,852
4.50%, 07/30/29 (Call 04/30/29)	60	57,140
4.70%, 07/01/30 (Call 04/01/30)	125	120,614
4.90%, 12/15/30 (Call 09/15/30)	184	178,211
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	110	86,965
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	35	27,528
3.63%, 04/15/32 (Call 01/15/32)(a)	29	24,518
4.25%, 02/15/28 (Call 11/15/27)	165	154,084
4.90%, 02/15/29 (Call 11/15/28)	70	66,546
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	105	94,387
1.45%, 09/15/26 (Call 08/15/26)	170	147,868
1.50%, 01/31/28 (Call 11/30/27)	145	119,802
1.60%, 04/15/26 (Call 03/15/26)	80	71,215
1.88%, 10/15/30 (Call 07/15/30)	257	198,085
2.10%, 06/15/30 (Call 03/15/30)	100	79,055
2.30%, 09/15/31 (Call 06/15/31)	27	20,975
2.40%, 03/15/25 (Call 02/15/25)	170	159,555
2.70%, 04/15/31 (Call 01/15/31)	150	121,578
2.75%, 01/15/27 (Call 11/15/26)	190	171,458
2.90%, 01/15/30 (Call 10/15/29)	158	133,665
2.95%, 01/15/25 (Call 12/15/24)	202	192,445
3.13%, 01/15/27 (Call 10/15/26)	78	71,496
3.38%, 05/15/24 (Call 04/15/24)	217	211,191
3.38%, 10/15/26 (Call 07/15/26)	246	228,620
3.55%, 07/15/27 (Call 04/15/27)	190	175,533
3.60%, 01/15/28 (Call 10/15/27)	140	128,015
3.65%, 03/15/27 (Call 02/15/27)	35	32,606
3.80%, 08/15/29 (Call 05/15/29)	244	220,010
3.95%, 03/15/29 (Call 12/15/28)	84	76,661
4.00%, 06/01/25 (Call 03/01/25)	215	208,028
4.05%, 03/15/32 (Call 12/15/31)(a)	100	89,004
4.40%, 02/15/26 (Call 11/15/25)	106	102,912
5.50%, 03/15/28 (Call 02/15/28)	140	139,572
5.65%, 03/15/33 (Call 12/15/32)	140	139,362
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	165	138,933
2.05%, 01/15/32 (Call 10/15/31)	165	130,659
2.30%, 03/01/30 (Call 12/01/29)	105	87,926
2.45%, 01/15/31 (Call 10/15/30)	155	128,828
2.90%, 10/15/26 (Call 07/15/26)	20	18,382
2.95%, 05/11/26 (Call 02/11/26)	70	65,360
3.20%, 01/15/28 (Call 10/15/27)	5	4,595
3.30%, 06/01/29 (Call 03/01/29)	100	89,486
3.35%, 05/15/27 (Call 02/15/27)	80	74,444
3.45%, 06/01/25 (Call 03/03/25)	116	111,424
3.50%, 11/15/25 (Call 08/15/25)	30	28,652

84	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	$220	$167,642
2.75%, 10/01/26 (Call 07/01/26)	237	213,864
2.90%, 03/15/30 (Call 12/15/29)	202	166,066
3.20%, 01/15/25 (Call 10/15/24)	185	176,634
3.25%, 01/30/31 (Call 10/30/30)	105	87,599
3.40%, 06/21/29 (Call 03/21/29)	280	240,615
3.65%, 02/01/26 (Call 11/03/25)	145	137,430
4.50%, 12/01/28 (Call 09/01/28)	100	92,896
6.75%, 12/01/27 (Call 11/01/27)	30	31,145
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	130	109,708
4.55%, 10/01/29 (Call 07/01/29)	50	41,250
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	35	29,454
2.50%, 08/16/31 (Call 05/16/31)	125	96,970
3.65%, 06/15/24 (Call 04/15/24)	95	92,014
3.85%, 02/01/25 (Call 11/01/24)	100	96,048
3.90%, 03/15/27 (Call 12/15/26)	150	139,176
4.05%, 07/01/30 (Call 04/01/30)	75	66,388
4.13%, 06/15/26 (Call 03/15/26)	200	188,672
4.13%, 05/15/29 (Call 02/15/29)	170	153,163
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	80	57,689
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	195	167,417
3.15%, 07/01/29 (Call 04/01/29)	45	39,955
4.10%, 10/15/28 (Call 07/15/28)	138	131,037
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	150	115,409
2.25%, 03/15/26 (Call 02/15/26)	10	8,937
2.75%, 04/15/31 (Call 01/15/31)	25	18,858
Crown Castle Inc., 5.00%, 01/11/28 (Call 12/11/27)	130	128,090
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	208	179,951
1.35%, 07/15/25 (Call 06/15/25)	115	104,445
2.10%, 04/01/31 (Call 01/01/31)	210	164,516
2.25%, 01/15/31 (Call 10/15/30)	200	160,030
2.50%, 07/15/31 (Call 04/15/31)	5	4,032
2.90%, 03/15/27 (Call 02/15/27)	145	131,761
3.10%, 11/15/29 (Call 08/15/29)	130	112,765
3.20%, 09/01/24 (Call 07/01/24)	232	224,163
3.30%, 07/01/30 (Call 04/01/30)	160	139,467
3.65%, 09/01/27 (Call 06/01/27)	248	230,610
3.70%, 06/15/26 (Call 03/15/26)	153	144,772
3.80%, 02/15/28 (Call 11/15/27)	229	212,949
4.00%, 03/01/27 (Call 12/01/26)	144	137,210
4.30%, 02/15/29 (Call 11/15/28)	90	84,602
4.45%, 02/15/26 (Call 11/15/25)	279	271,118
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	25	19,171
2.25%, 12/15/28 (Call 10/15/28)	155	129,766
2.50%, 02/15/32 (Call 11/15/31)	45	35,138
3.00%, 02/15/30 (Call 11/15/29)	40	33,793
3.13%, 09/01/26 (Call 06/01/26)	180	165,965
4.00%, 11/15/25 (Call 08/15/25)	130	124,806
4.38%, 02/15/29 (Call 11/15/28)	140	130,004
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	146	129,063
3.70%, 08/15/27 (Call 05/15/27)	221	204,796

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.45%, 07/15/28 (Call 04/15/28)	$161	$151,863
5.55%, 01/15/28 (Call 12/15/27)	222	221,210
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	100	81,225
4.50%, 04/01/25 (Call 01/01/25)	100	96,410
4.50%, 06/01/27 (Call 03/01/27)	100	89,020
4.75%, 12/15/26 (Call 09/15/26)	100	91,215
4.95%, 04/15/28 (Call 01/15/28)	100	88,805
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	225	201,004
1.25%, 07/15/25 (Call 06/15/25)	60	54,269
1.45%, 05/15/26 (Call 04/15/26)	130	114,673
1.55%, 03/15/28 (Call 01/15/28)	55	45,770
1.80%, 07/15/27 (Call 05/15/27)	125	107,238
2.00%, 05/15/28 (Call 03/15/28)	105	88,729
2.15%, 07/15/30 (Call 04/15/30)	150	119,867
2.50%, 05/15/31 (Call 02/15/31)	85	68,003
2.63%, 11/18/24 (Call 10/18/24)	175	166,607
2.90%, 11/18/26 (Call 09/18/26)	121	110,541
3.20%, 11/18/29 (Call 08/18/29)	283	246,756
3.90%, 04/15/32 (Call 01/15/32)	189	167,095
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	100	78,821
2.50%, 02/15/30 (Call 11/15/29)	145	122,421
2.85%, 11/01/26 (Call 08/01/26)	99	91,123
3.00%, 07/01/29 (Call 04/01/29)	148	129,377
3.25%, 08/01/27 (Call 05/01/27)	140	129,711
3.50%, 03/01/28 (Call 12/01/27)	45	41,535
4.15%, 12/01/28 (Call 09/01/28)	94	88,595
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	109	81,943
1.70%, 03/01/28 (Call 01/01/28)	35	29,248
2.55%, 06/15/31 (Call 03/15/31)	175	139,870
2.65%, 03/15/32 (Call 12/15/31)	10	7,931
3.00%, 01/15/30 (Call 10/15/29)	70	59,525
3.38%, 04/15/26 (Call 01/15/26)	215	200,967
3.50%, 04/01/25 (Call 01/01/25)	150	144,187
3.63%, 05/01/27 (Call 02/01/27)	55	51,381
4.00%, 03/01/29 (Call 12/01/28)	45	41,355
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	60	45,923
2.55%, 06/01/31 (Call 03/01/31)	140	111,496
3.90%, 04/01/29 (Call 02/01/29)	80	72,735
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	140	124,372
3.20%, 06/15/29 (Call 03/15/29)	90	77,747
3.25%, 07/15/27 (Call 04/15/27)	120	110,046
3.50%, 06/01/30 (Call 03/01/30)	85	73,953
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	200	158,732
3.35%, 09/01/24 (Call 06/03/24)	35	33,587
4.00%, 01/15/30 (Call 10/17/29)	132	115,781
4.00%, 01/15/31 (Call 10/15/30)	105	90,083
5.25%, 06/01/25 (Call 03/01/25)	89	87,278
5.30%, 01/15/29 (Call 10/15/28)	112	106,005
5.38%, 04/15/26 (Call 01/15/26)	150	146,356
5.75%, 06/01/28 (Call 03/03/28)	141	138,062
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	167	127,536
3.50%, 08/01/26 (Call 05/01/26)	160	148,774

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 07/01/27 (Call 04/01/27)	$154	$143,075
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	105	89,374
Healthpeak Properties Interim Inc.
2.13%, 12/01/28 (Call 10/01/28)	230	194,663
2.88%, 01/15/31 (Call 10/15/30)(a)	15	12,640
3.00%, 01/15/30 (Call 10/15/29)	255	219,680
3.25%, 07/15/26 (Call 05/15/26)	40	37,483
3.40%, 02/01/25 (Call 11/01/24)	22	21,191
3.50%, 07/15/29 (Call 04/15/29)	80	71,450
4.00%, 06/01/25 (Call 03/01/25)	103	99,937
5.25%, 12/15/32 (Call 09/15/32)	85	83,395
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	75	55,766
3.05%, 02/15/30 (Call 11/15/29)	75	59,405
3.88%, 03/01/27 (Call 12/01/26)	30	27,664
4.13%, 03/15/28 (Call 12/15/27)	30	26,651
4.20%, 04/15/29 (Call 01/15/29)	115	99,913
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	25	24,437
Series E, 4.00%, 06/15/25 (Call 03/15/25)	175	170,249
Series F, 4.50%, 02/01/26 (Call 11/01/25)	60	58,026
Series H, 3.38%, 12/15/29 (Call 09/16/29)	145	123,365
Series I, 3.50%, 09/15/30 (Call 06/15/30)	185	154,059
Series J, 2.90%, 12/15/31 (Call 09/15/31)	75	57,828
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	105	79,119
3.95%, 11/01/27 (Call 08/01/27)	55	47,552
4.65%, 04/01/29 (Call 01/01/29)	100	84,741
5.95%, 02/15/28 (Call 01/15/28)(a)	20	19,035
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	45	33,741
2.30%, 11/15/28 (Call 09/15/28)	185	152,976
4.15%, 04/15/32 (Call 01/15/32)	135	118,868
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	45	31,796
3.05%, 02/15/30 (Call 11/15/29)	130	103,458
3.45%, 12/15/24 (Call 09/15/24)	85	81,416
4.25%, 08/15/29 (Call 05/15/29)	160	139,218
4.38%, 10/01/25 (Call 07/01/25)	70	67,274
4.75%, 12/15/28 (Call 09/15/28)	5	4,591
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	110	92,879
2.25%, 12/01/31 (Call 09/01/31)	110	85,378
2.70%, 03/01/24 (Call 01/01/24)	95	92,163
2.70%, 10/01/30 (Call 07/01/30)	60	49,567
2.80%, 10/01/26 (Call 07/01/26)	206	188,253
3.20%, 04/01/32 (Call 01/01/32)	5	4,176
3.30%, 02/01/25 (Call 12/01/24)	185	177,432
3.80%, 04/01/27 (Call 01/01/27)	105	98,444
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	15	13,888
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	15	14,330
4.75%, 09/15/30 (Call 06/15/30)	55	49,343
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	20	15,956
2.40%, 10/15/31 (Call 07/15/31)	105	83,244
3.88%, 12/15/27 (Call 09/15/27)	35	32,542
4.00%, 06/15/29 (Call 03/15/29)	125	113,974
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	215	202,820

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	$80	$60,850
2.70%, 09/15/30 (Call 06/15/30)	20	16,006
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	155	134,320
1.70%, 02/15/31 (Call 11/15/30)	90	70,264
3.60%, 06/01/27 (Call 03/01/27)	143	135,165
3.95%, 03/15/29 (Call 12/15/28)	170	159,805
4.00%, 11/15/25 (Call 08/15/25)	45	43,424
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	105	78,906
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	20	16,568
3.50%, 10/15/27 (Call 07/15/27)	180	164,376
3.60%, 12/15/26 (Call 09/15/26)	15	13,971
3.90%, 06/15/24 (Call 03/15/24)	30	29,327
4.00%, 11/15/25 (Call 08/15/25)	55	52,936
4.30%, 10/15/28 (Call 07/15/28)	162	151,329
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	35	27,654
3.63%, 10/01/29 (Call 07/01/29)	80	66,426
4.50%, 01/15/25 (Call 10/15/24)	105	102,331
4.50%, 04/01/27 (Call 01/01/27)	180	170,068
4.75%, 01/15/28 (Call 10/15/27)	34	31,930
4.95%, 04/01/24 (Call 01/01/24)	150	147,628
5.25%, 01/15/26 (Call 10/15/25)	35	34,306
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	85	63,856
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	95	75,960
3.95%, 01/15/28 (Call 10/15/27)	90	83,039
4.30%, 03/15/27 (Call 12/15/26)	110	104,686
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	25	19,106
4.45%, 03/15/24 (Call 12/15/23)	105	103,566
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	155	118,787
1.63%, 03/15/31 (Call 12/15/30)	70	54,702
1.75%, 02/01/31 (Call 11/01/30)	130	102,600
2.13%, 04/15/27 (Call 02/15/27)	181	162,987
2.25%, 04/15/30 (Call 01/15/30)	255	213,037
2.25%, 01/15/32 (Call 10/15/31)	80	64,140
2.88%, 11/15/29 (Call 08/15/29)	105	91,163
3.25%, 10/01/26 (Call 07/01/26)	47	44,445
3.38%, 12/15/27 (Call 09/15/27)	170	158,771
3.88%, 09/15/28 (Call 06/15/28)	95	89,985
4.00%, 09/15/28 (Call 06/15/28)	130	124,340
4.38%, 02/01/29 (Call 11/01/28)	59	56,825
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	170	150,489
1.50%, 11/09/26 (Call 10/09/26)	10	8,858
1.85%, 05/01/28 (Call 03/01/28)	172	147,705
1.95%, 11/09/28 (Call 09/09/28)	150	127,350
2.25%, 11/09/31 (Call 08/09/31)	125	100,714
2.30%, 05/01/31 (Call 02/01/31)	125	102,190
3.09%, 09/15/27 (Call 06/15/27)	70	64,775
3.39%, 05/01/29 (Call 02/01/29)	136	123,583
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	117	93,928
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	115	100,265

86	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.20%, 06/15/28 (Call 04/15/28)	$85	$73,423
3.00%, 01/15/27 (Call 10/15/26)	235	217,081
3.10%, 12/15/29 (Call 09/15/29)	190	167,021
3.25%, 06/15/29 (Call 03/15/29)	40	35,766
3.25%, 01/15/31 (Call 10/15/30)	269	234,468
3.40%, 01/15/28 (Call 11/15/27)	15	13,901
3.65%, 01/15/28 (Call 10/15/27)	220	206,070
3.88%, 07/15/24 (Call 04/15/24)	145	141,853
3.88%, 04/15/25 (Call 02/15/25)	120	116,312
3.95%, 08/15/27 (Call 05/15/27)	100	95,235
4.13%, 10/15/26 (Call 07/15/26)	10	9,639
4.63%, 11/01/25 (Call 09/01/25)	85	83,516
4.88%, 06/01/26 (Call 03/01/26)	130	128,764
5.63%, 10/13/32 (Call 07/13/32)	175	178,419
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	105	88,406
3.60%, 02/01/27 (Call 11/01/26)	136	127,830
3.70%, 06/15/30 (Call 03/15/30)	105	92,721
4.13%, 03/15/28 (Call 12/15/27)	15	13,911
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	20	15,813
2.15%, 09/01/31 (Call 06/01/31)	120	92,659
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	140	103,841
3.90%, 10/15/29 (Call 07/15/29)	75	62,375
5.13%, 08/15/26 (Call 05/15/26)	125	118,156
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	110	85,115
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	210	183,445
1.75%, 02/01/28 (Call 11/01/27)	90	76,912
2.00%, 09/13/24 (Call 06/13/24)	283	269,453
2.20%, 02/01/31 (Call 11/01/30)	170	135,803
2.25%, 01/15/32 (Call 10/15/31)	155	121,027
2.45%, 09/13/29 (Call 06/13/29)	210	176,131
2.65%, 07/15/30 (Call 04/15/30)	120	100,832
2.65%, 02/01/32 (Call 11/01/31)	130	105,156
3.25%, 11/30/26 (Call 08/30/26)	240	224,047
3.30%, 01/15/26 (Call 10/15/25)	351	333,008
3.38%, 10/01/24 (Call 07/01/24)	248	240,406
3.38%, 06/15/27 (Call 03/15/27)	150	139,716
3.38%, 12/01/27 (Call 09/01/27)	187	172,895
3.50%, 09/01/25 (Call 06/01/25)	30	28,781
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	110	104,697
4.25%, 02/01/26 (Call 11/01/25)	65	61,280
4.70%, 06/01/27 (Call 03/01/27)	85	79,697
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	125	103,574
3.20%, 01/15/27 (Call 11/15/26)	3	2,702
3.20%, 02/15/31 (Call 11/15/30)	30	24,477
3.40%, 01/15/30 (Call 10/15/29)	145	122,673
4.00%, 07/15/29 (Call 04/15/29)	30	26,453
4.45%, 09/15/26 (Call 06/15/26)	136	129,870
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	115	83,535
2.75%, 11/18/30 (Call 08/18/30)	45	33,986
4.50%, 03/15/28 (Call 12/15/27)	70	62,227
4.63%, 03/15/29 (Call 12/15/28)	45	39,581

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	$85	$71,880
2.70%, 07/15/31 (Call 04/15/31)	130	103,715
4.20%, 04/15/32 (Call 01/15/32)	60	53,222
5.70%, 01/15/33 (Call 10/15/32)	200	196,944
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	90	66,562
3.13%, 09/01/26 (Call 06/01/26)	149	135,139
UDR Inc.
2.10%, 08/01/32 (Call 05/01/32)	80	60,405
2.95%, 09/01/26 (Call 06/01/26)	69	63,523
3.00%, 08/15/31 (Call 05/15/31)	35	29,468
3.20%, 01/15/30 (Call 10/15/29)	135	118,403
3.50%, 07/01/27 (Call 04/01/27)	120	111,736
3.50%, 01/15/28 (Call 10/15/27)	105	97,105
4.40%, 01/26/29 (Call 10/26/28)	80	75,022
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	120	94,742
2.65%, 01/15/25 (Call 12/15/24)	65	61,428
3.00%, 01/15/30 (Call 10/15/29)	165	140,405
3.25%, 10/15/26 (Call 07/15/26)	95	87,563
3.50%, 04/15/24 (Call 03/15/24)	81	78,808
3.50%, 02/01/25 (Call 11/01/24)	142	136,330
3.75%, 05/01/24 (Call 02/01/24)	82	80,105
3.85%, 04/01/27 (Call 01/01/27)	95	89,871
4.00%, 03/01/28 (Call 12/01/27)	50	46,336
4.13%, 01/15/26 (Call 10/15/25)	10	9,622
4.40%, 01/15/29 (Call 10/15/28)	166	154,491
4.75%, 11/15/30 (Call 08/15/30)	105	99,086
VICI Properties LP
4.38%, 05/15/25	125	120,449
4.75%, 02/15/28 (Call 01/15/28)	185	174,529
4.95%, 02/15/30 (Call 12/15/29)	230	215,434
5.13%, 05/15/32 (Call 02/15/32)	290	268,894
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	10	8,613
3.40%, 06/01/31 (Call 03/01/31)	105	79,665
3.50%, 01/15/25 (Call 11/15/24)	105	99,636
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	75	61,375
2.70%, 02/15/27 (Call 12/15/26)	115	103,746
2.75%, 01/15/31 (Call 10/15/30)	90	73,355
2.75%, 01/15/32 (Call 10/15/31)	140	111,762
2.80%, 06/01/31 (Call 03/01/31)	215	174,322
3.10%, 01/15/30 (Call 10/15/29)	38	32,467
3.63%, 03/15/24 (Call 02/15/24)	214	209,688
3.85%, 06/15/32 (Call 03/15/32)	50	43,520
4.00%, 06/01/25 (Call 03/01/25)	276	266,787
4.13%, 03/15/29 (Call 09/15/28)	80	73,846
4.25%, 04/01/26 (Call 01/01/26)	190	183,346
4.25%, 04/15/28 (Call 01/15/28)	220	207,695
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	65	59,190
4.00%, 04/15/30 (Call 01/15/30)	387	351,357
7.38%, 03/15/32	25	27,793
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	25	20,142
2.45%, 02/01/32 (Call 11/01/31)	75	59,256
3.85%, 07/15/29 (Call 04/15/29)	50	45,399
4.00%, 02/01/25 (Call 12/01/24)	145	141,529

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 10/01/26 (Call 07/01/26)	$110	$106,038
4.60%, 04/01/24 (Call 01/01/24)	140	138,263

		37,661,923

Retail — 0.9%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	50	42,372
3.50%, 03/15/32 (Call 12/15/31)	80	65,672
3.90%, 04/15/30 (Call 01/15/30)	110	97,211
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	55	44,780
2.40%, 08/01/31 (Call 05/01/31)	82	61,363
3.50%, 11/15/24 (Call 09/15/24)	128	123,319
3.80%, 11/15/27 (Call 08/15/27)	80	73,334
3.85%, 03/01/32 (Call 12/01/31)	75	62,881
4.50%, 10/01/25 (Call 07/01/25)	75	72,903
4.75%, 06/01/30 (Call 03/01/30)	92	85,837
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	40	30,822
3.13%, 04/18/24 (Call 03/18/24)	100	97,402
3.13%, 04/21/26 (Call 01/21/26)	100	93,717
3.25%, 04/15/25 (Call 01/15/25)	125	119,555
3.63%, 04/15/25 (Call 03/15/25)	147	141,917
3.75%, 06/01/27 (Call 03/01/27)	115	109,211
3.75%, 04/18/29 (Call 01/18/29)	84	77,069
4.00%, 04/15/30 (Call 01/15/30)	110	101,075
4.50%, 02/01/28 (Call 01/01/28)	245	237,638
4.75%, 08/01/32 (Call 05/01/32)	85	81,111
4.75%, 02/01/33 (Call 11/01/32)	250	236,903
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	150	117,908
4.45%, 10/01/28 (Call 07/01/28)	145	138,884
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	290	253,608
1.60%, 04/20/30 (Call 01/20/30)	107	87,323
1.75%, 04/20/32 (Call 01/20/32)	125	98,633
2.75%, 05/18/24 (Call 03/18/24)	240	233,028
3.00%, 05/18/27 (Call 02/18/27)	265	249,307
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	229	218,571
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	110	86,809
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	219	195,856
3.88%, 04/15/27 (Call 01/15/27)	213	202,625
4.13%, 05/01/28 (Call 02/01/28)	145	137,970
4.15%, 11/01/25 (Call 08/01/25)	91	88,593
4.25%, 09/20/24	60	58,961
4.63%, 11/01/27 (Call 10/01/27)	120	117,079
5.00%, 11/01/32 (Call 08/01/32)	5	4,840
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	115	92,491
4.00%, 05/15/25 (Call 03/15/25)	306	297,203
4.20%, 05/15/28 (Call 02/15/28)	370	352,218
Genuine Parts Co.
1.75%, 02/01/25 (Call 03/31/23)	62	57,866
1.88%, 11/01/30 (Call 08/01/30)	35	27,043
2.75%, 02/01/32 (Call 11/01/31)	20	16,151
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	180	149,243
1.38%, 03/15/31 (Call 12/15/30)	265	203,918
1.50%, 09/15/28 (Call 07/15/28)	110	92,853

Security	Par (000)	Value

Retail (continued)
1.88%, 09/15/31 (Call 06/15/31)	$210	$166,255
2.13%, 09/15/26 (Call 06/15/26)	223	202,992
2.50%, 04/15/27 (Call 02/15/27)	205	187,368
2.70%, 04/15/25 (Call 03/15/25)	80	76,296
2.70%, 04/15/30 (Call 01/15/30)	322	279,287
2.80%, 09/14/27 (Call 06/14/27)	258	237,355
2.88%, 04/15/27 (Call 03/15/27)	125	116,225
2.95%, 06/15/29 (Call 03/15/29)	363	324,148
3.00%, 04/01/26 (Call 01/01/26)	301	284,174
3.25%, 04/15/32 (Call 01/15/32)	255	223,505
3.35%, 09/15/25 (Call 06/15/25)	206	197,989
3.90%, 12/06/28 (Call 09/06/28)	262	250,847
4.00%, 09/15/25 (Call 08/15/25)	100	98,348
4.50%, 09/15/32 (Call 06/15/32)	180	173,545
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	270	223,441
1.70%, 09/15/28 (Call 07/15/28)	240	200,299
1.70%, 10/15/30 (Call 07/15/30)	215	167,659
2.50%, 04/15/26 (Call 01/15/26)	343	317,278
2.63%, 04/01/31 (Call 01/01/31)	295	242,714
3.10%, 05/03/27 (Call 02/03/27)	304	282,370
3.13%, 09/15/24 (Call 06/15/24)	5	4,834
3.35%, 04/01/27 (Call 03/01/27)	200	187,140
3.38%, 09/15/25 (Call 06/15/25)	221	210,989
3.65%, 04/05/29 (Call 01/05/29)	130	118,724
3.75%, 04/01/32 (Call 01/01/32)	290	256,691
4.00%, 04/15/25 (Call 03/15/25)	195	189,772
4.40%, 09/08/25	95	93,361
4.50%, 04/15/30 (Call 01/15/30)	258	245,866
6.50%, 03/15/29	40	42,566
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	95	86,814
2.13%, 03/01/30 (Call 12/01/29)	72	59,653
2.63%, 09/01/29 (Call 06/01/29)	249	216,391
3.25%, 06/10/24	228	222,849
3.30%, 07/01/25 (Call 06/15/25)	144	138,495
3.38%, 05/26/25 (Call 02/26/25)	145	139,486
3.50%, 03/01/27 (Call 12/01/26)	286	270,096
3.50%, 07/01/27 (Call 05/01/27)	170	160,279
3.60%, 07/01/30 (Call 04/01/30)	252	229,617
3.70%, 01/30/26 (Call 10/30/25)	366	352,996
3.80%, 04/01/28 (Call 01/01/28)	210	199,078
4.60%, 09/09/32 (Call 06/09/32)	75	72,308
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	80	62,095
3.55%, 03/15/26 (Call 12/15/25)	142	135,877
3.60%, 09/01/27 (Call 06/01/27)	137	128,521
3.90%, 06/01/29 (Call 03/01/29)	119	110,209
4.20%, 04/01/30 (Call 01/01/30)	60	56,227
4.35%, 06/01/28 (Call 03/01/28)	135	130,019
4.70%, 06/15/32 (Call 03/15/32)	180	171,554
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	35	30,611
1.88%, 04/15/31 (Call 01/15/31)	70	54,697
4.60%, 04/15/25 (Call 03/15/25)	185	182,133
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	105	93,380
2.25%, 03/12/30 (Call 12/12/29)	232	192,323
2.45%, 06/15/26 (Call 03/15/26)	210	193,586
2.55%, 11/15/30 (Call 08/15/30)	200	166,948

88	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.00%, 02/14/32 (Call 11/14/31)	$150	$127,566
3.50%, 03/01/28 (Call 12/01/27)	110	102,508
3.55%, 08/15/29 (Call 05/15/29)	236	215,872
3.80%, 08/15/25 (Call 06/15/25)	394	382,046
4.00%, 11/15/28 (Call 08/15/28)	60	56,869
4.75%, 02/15/26 (Call 01/15/26)	100	99,048
4.80%, 02/15/33 (Call 11/15/32)	150	145,395
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	255	229,737
2.25%, 04/15/25 (Call 03/15/25)	364	343,929
2.35%, 02/15/30 (Call 11/15/29)	146	123,871
2.50%, 04/15/26	308	288,162
2.65%, 09/15/30 (Call 06/15/30)	52	44,496
3.38%, 04/15/29 (Call 01/15/29)	244	225,097
3.50%, 07/01/24	357	349,003
4.40%, 01/15/33 (Call 10/15/32)	300	284,343
4.50%, 09/15/32 (Call 06/15/32)	200	192,070
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)	10	7,864
2.25%, 09/15/26 (Call 06/15/26)	280	255,718
3.88%, 04/15/30 (Call 01/15/30)	230	216,271
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	165	127,043
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	141	132,096
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	170	149,328
1.50%, 09/22/28 (Call 07/22/28)	282	239,511
1.80%, 09/22/31 (Call 06/22/31)	450	363,047
2.38%, 09/24/29 (Call 06/24/29)	112	97,358
2.85%, 07/08/24 (Call 06/08/24)	55	53,394
3.05%, 07/08/26 (Call 05/08/26)	165	156,578
3.25%, 07/08/29 (Call 04/08/29)	185	170,899
3.30%, 04/22/24 (Call 01/22/24)	329	322,690
3.55%, 06/26/25 (Call 04/26/25)	145	141,395
3.70%, 06/26/28 (Call 03/26/28)	355	339,458
3.90%, 09/09/25	185	181,304
3.95%, 09/09/27 (Call 08/09/27)	155	151,055
4.15%, 09/09/32 (Call 06/09/32)	130	125,272
5.88%, 04/05/27	15	15,727
7.55%, 02/15/30	60	70,492

		21,619,865

Semiconductors — 0.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	115	106,530
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	55	46,362
2.10%, 10/01/31 (Call 07/01/31)	210	169,625
2.95%, 04/01/25 (Call 03/01/25)	39	37,319
3.45%, 06/15/27 (Call 03/15/27)(d)	225	212,582
3.50%, 12/05/26 (Call 09/05/26)	340	322,585
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	199	162,006
3.30%, 04/01/27 (Call 01/01/27)	317	299,641
3.90%, 10/01/25 (Call 07/01/25)	237	230,575
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	194	185,718
3.50%, 01/15/28 (Call 10/15/27)	100	91,332
3.88%, 01/15/27 (Call 10/15/26)	1,151	1,086,164
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(d)	270	228,828

Security	Par (000)	Value

Semiconductors (continued)
2.45%, 02/15/31 (Call 11/15/30)(d)	$440	$348,524
3.15%, 11/15/25 (Call 10/15/25)	188	176,985
3.46%, 09/15/26 (Call 07/15/26)	75	70,075
3.63%, 10/15/24 (Call 09/15/24)	35	33,952
4.00%, 04/15/29 (Call 02/15/29)(d)	190	172,036
4.11%, 09/15/28 (Call 06/15/28)	180	168,394
4.15%, 11/15/30 (Call 08/15/30)	420	378,197
4.15%, 04/15/32 (Call 01/15/32)(d)	260	229,336
4.75%, 04/15/29 (Call 01/15/29)	336	321,481
5.00%, 04/15/30 (Call 01/15/30)	296	284,349
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	90	75,575
2.00%, 08/12/31 (Call 05/12/31)	175	137,330
2.45%, 11/15/29 (Call 08/15/29)	271	227,995
2.60%, 05/19/26 (Call 02/19/26)	215	199,632
2.88%, 05/11/24 (Call 03/11/24)	379	368,725
3.15%, 05/11/27 (Call 02/11/27)	234	217,503
3.40%, 03/25/25 (Call 02/25/25)	443	428,567
3.70%, 07/29/25 (Call 04/29/25)	440	425,634
3.75%, 03/25/27 (Call 01/25/27)	291	277,966
3.75%, 08/05/27 (Call 07/05/27)	85	80,768
3.90%, 03/25/30 (Call 12/25/29)	484	446,553
4.00%, 08/05/29 (Call 06/05/29)	70	65,407
4.15%, 08/05/32 (Call 05/05/32)	210	193,145
4.88%, 02/10/26	230	227,797
4.88%, 02/10/28 (Call 01/10/28)	215	211,876
5.13%, 02/10/30 (Call 12/10/29)	230	227,182
5.20%, 02/10/33 (Call 11/10/32)	310	304,156
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	264	251,687
4.65%, 11/01/24 (Call 08/01/24)	90	89,127
4.65%, 07/15/32 (Call 04/15/32)	60	58,576
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	130	105,812
3.75%, 03/15/26 (Call 01/15/26)	242	233,162
3.80%, 03/15/25 (Call 12/15/24)	250	243,332
4.00%, 03/15/29 (Call 12/15/28)	255	242,023
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	90	80,156
2.45%, 04/15/28 (Call 02/15/28)	155	132,170
2.95%, 04/15/31 (Call 01/15/31)	150	120,564
4.88%, 06/22/28 (Call 03/22/28)	130	125,658
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/23)	280	271,183
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	155	117,527
4.19%, 02/15/27 (Call 12/15/26)	233	220,558
4.66%, 02/15/30 (Call 11/15/29)	165	151,562
4.98%, 02/06/26 (Call 12/06/25)	153	150,905
5.33%, 02/06/29 (Call 11/06/28)	130	126,945
5.88%, 02/09/33 (Call 11/09/32)	150	145,287
6.75%, 11/01/29 (Call 09/01/29)	190	195,966
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	220	207,502
1.55%, 06/15/28 (Call 04/15/28)	305	259,183
2.00%, 06/15/31 (Call 03/15/31)	260	210,057
2.85%, 04/01/30 (Call 01/01/30)	304	267,900
3.20%, 09/16/26 (Call 06/16/26)	220	208,828
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	95	94,058
5.55%, 12/01/28 (Call 09/01/28)	118	117,795

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	$270	$213,168
2.65%, 02/15/32 (Call 11/15/31)	150	117,804
2.70%, 05/01/25 (Call 04/01/25)	95	89,223
3.15%, 05/01/27 (Call 03/01/27)	25	22,815
3.40%, 05/01/30 (Call 02/01/30)	200	173,268
3.88%, 06/18/26 (Call 04/18/26)	185	175,641
4.30%, 06/18/29 (Call 03/18/29)	230	212,354
4.40%, 06/01/27 (Call 05/01/27)	75	71,818
Qorvo Inc.
1.75%, 12/15/24 (Call 03/13/23)(d)	55	50,988
4.38%, 10/15/29 (Call 10/15/24)	205	182,708
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	268	225,573
1.65%, 05/20/32 (Call 02/20/32)	125	95,535
2.15%, 05/20/30 (Call 02/20/30)	285	238,497
2.90%, 05/20/24 (Call 03/20/24)	120	116,806
3.25%, 05/20/27 (Call 02/20/27)	358	336,538
3.45%, 05/20/25 (Call 02/20/25)	15	14,485
4.25%, 05/20/32 (Call 02/20/32)	110	105,317
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	195	171,662
3.00%, 06/01/31 (Call 03/01/31)	90	72,866
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	65	57,187
1.38%, 03/12/25 (Call 02/12/25)	295	274,648
1.75%, 05/04/30 (Call 02/04/30)	55	44,979
1.90%, 09/15/31 (Call 06/15/31)	205	165,829
2.25%, 09/04/29 (Call 06/04/29)	125	107,164
2.63%, 05/15/24 (Call 03/15/24)	115	111,633
2.90%, 11/03/27 (Call 08/03/27)	201	186,032
3.65%, 08/16/32 (Call 05/16/32)	70	64,362
4.60%, 02/15/28 (Call 01/15/28)	120	119,341
4.70%, 11/18/24	100	99,345
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	200	176,688
2.50%, 10/25/31 (Call 07/25/31)	230	190,139
4.25%, 04/22/32 (Call 01/22/32)	235	224,839
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	172	144,865
2.95%, 06/01/24 (Call 04/01/24)	358	347,682

		18,907,729

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	30	24,841
3.48%, 12/01/27 (Call 09/01/27)	175	160,090
3.84%, 05/01/25 (Call 04/01/25)	170	163,788
4.20%, 05/01/30 (Call 02/01/30)	130	118,707

		467,426

Software — 0.8%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	125	97,521
3.40%, 09/15/26 (Call 06/15/26)	191	180,621
3.40%, 06/15/27 (Call 03/15/27)	135	126,703
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	220	207,746
2.15%, 02/01/27 (Call 12/01/26)	285	259,054
2.30%, 02/01/30 (Call 11/01/29)	257	219,635
3.25%, 02/01/25 (Call 11/01/24)	305	295,328

Security	Par (000)	Value

Software (continued)
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	$200	$159,996
2.85%, 01/15/30 (Call 10/15/29)	123	105,433
3.50%, 06/15/27 (Call 03/15/27)	110	103,221
4.38%, 06/15/25 (Call 03/15/25)	170	167,341
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	200	161,798
2.90%, 12/01/29 (Call 09/01/29)	167	140,946
3.40%, 06/27/26 (Call 03/27/26)	215	201,633
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	15	14,760
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	130	101,745
4.80%, 03/01/26 (Call 12/01/25)	109	108,079
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	270	236,787
1.65%, 03/01/28 (Call 01/01/28)	220	184,202
2.25%, 03/01/31 (Call 12/01/30)	285	224,076
3.75%, 05/21/29 (Call 02/21/29)	50	45,526
4.50%, 07/15/25	120	117,312
4.70%, 07/15/27 (Call 06/15/27)	160	155,710
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	216	191,648
2.65%, 06/01/30 (Call 03/01/30)	212	177,512
2.75%, 07/01/24 (Call 06/01/24)	479	461,152
3.20%, 07/01/26 (Call 05/01/26)	380	354,810
3.50%, 07/01/29 (Call 04/01/29)	419	374,171
3.85%, 06/01/25 (Call 03/01/25)	258	248,454
4.20%, 10/01/28 (Call 07/01/28)	150	140,921
5.45%, 03/02/28 (Call 02/02/28)	120	119,905
5.60%, 03/02/33 (Call 12/01/32)	75	74,903
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	205	186,015
1.35%, 07/15/27 (Call 05/15/27)	205	177,356
1.65%, 07/15/30 (Call 04/15/30)	130	104,511
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	744	689,628
2.70%, 02/12/25 (Call 11/12/24)	554	533,242
3.13%, 11/03/25 (Call 08/03/25)	596	571,147
3.30%, 02/06/27 (Call 11/06/26)	788	752,713
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	480	428,846
2.30%, 03/25/28 (Call 01/25/28)	370	321,019
2.50%, 04/01/25 (Call 03/01/25)	558	526,250
2.65%, 07/15/26 (Call 04/15/26)	635	580,276
2.80%, 04/01/27 (Call 02/01/27)	481	436,440
2.88%, 03/25/31 (Call 12/25/30)	635	526,059
2.95%, 11/15/24 (Call 09/15/24)	417	399,961
2.95%, 05/15/25 (Call 02/15/25)	558	529,196
2.95%, 04/01/30 (Call 01/01/30)	535	456,692
3.25%, 11/15/27 (Call 08/15/27)	548	501,382
3.25%, 05/15/30 (Call 02/15/30)	145	126,381
3.40%, 07/08/24 (Call 04/08/24)	453	440,746
4.50%, 05/06/28 (Call 04/06/28)	90	86,560
4.65%, 05/06/30 (Call 03/06/30)	90	85,408
4.90%, 02/06/33 (Call 11/06/32)	150	141,626
5.80%, 11/10/25	50	50,595
6.15%, 11/09/29 (Call 09/09/29)	270	279,447
6.25%, 11/09/32 (Call 08/09/32)	435	452,835

90	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	$130	$117,061
1.40%, 09/15/27 (Call 07/15/27)	120	101,681
1.75%, 02/15/31 (Call 11/15/30)	225	173,383
2.00%, 06/30/30 (Call 03/30/30)	25	20,118
2.35%, 09/15/24 (Call 08/15/24)	195	186,131
2.95%, 09/15/29 (Call 06/15/29)	136	118,165
3.80%, 12/15/26 (Call 09/15/26)	150	142,719
3.85%, 12/15/25 (Call 09/15/25)	10	9,632
4.20%, 09/15/28 (Call 06/15/28)	160	152,730
salesforce.com Inc.
0.63%, 07/15/24 (Call 03/31/23)	95	89,285
1.50%, 07/15/28 (Call 05/15/28)	145	122,896
1.95%, 07/15/31 (Call 04/15/31)	240	192,324
3.70%, 04/11/28 (Call 01/11/28)	387	368,703
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	328	250,077
Take-Two Interactive Software Inc.
3.30%, 03/28/24	110	107,480
3.55%, 04/14/25	170	163,396
3.70%, 04/14/27 (Call 03/14/27)	145	136,815
4.00%, 04/14/32 (Call 01/14/32)	115	102,419
VMware Inc.
1.00%, 08/15/24 (Call 03/31/23)	80	74,768
1.40%, 08/15/26 (Call 07/15/26)	35	30,204
1.80%, 08/15/28 (Call 06/15/28)	100	81,738
2.20%, 08/15/31 (Call 05/15/31)	290	219,936
3.90%, 08/21/27 (Call 05/21/27)	364	340,176
4.50%, 05/15/25 (Call 04/15/25)	96	94,016
4.65%, 05/15/27 (Call 03/15/27)	98	94,625
4.70%, 05/15/30 (Call 02/15/30)	80	75,039
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	80	74,759
3.70%, 04/01/29 (Call 02/01/29)	85	77,637
3.80%, 04/01/32 (Call 01/01/32)	245	215,455

		19,076,348

Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	245	210,401
3.63%, 04/22/29 (Call 01/22/29)	65	59,132
4.70%, 07/21/32 (Call 04/21/32)	200	191,032
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	435	369,611
1.70%, 03/25/26 (Call 03/25/23)	595	534,780
2.25%, 02/01/32 (Call 11/01/31)	475	370,875
2.30%, 06/01/27 (Call 04/01/27)	500	445,845
2.75%, 06/01/31 (Call 03/01/31)	574	474,336
2.95%, 07/15/26 (Call 04/15/26)	110	102,809
3.80%, 02/15/27 (Call 11/15/26)	212	201,326
3.88%, 01/15/26 (Call 10/15/25)	110	105,951
4.10%, 02/15/28 (Call 11/15/27)	310	295,464
4.25%, 03/01/27 (Call 12/01/26)	276	267,717
4.30%, 02/15/30 (Call 11/15/29)	593	556,477
4.35%, 03/01/29 (Call 12/01/28)	591	560,280
Bell Telephone Co. of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	60	47,098
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/24/28)	205	201,185
9.63%, 12/15/30	530	640,553
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	345	319,128

Security	Par (000)	Value

Telecommunications (continued)
2.95%, 02/28/26	$186	$176,187
3.50%, 06/15/25	216	209,377
Deutsche Telekom International Finance BV
8.75%, 06/15/30	707	838,389
9.25%, 06/01/32	55	69,659
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	130	115,622
2.00%, 12/10/30 (Call 09/10/30)	95	73,232
3.75%, 08/15/29 (Call 05/15/29)	115	103,158
Koninklijke KPN NV, 8.38%, 10/01/30	110	128,369
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	110	86,038
2.75%, 05/24/31 (Call 02/24/31)	165	131,177
4.00%, 09/01/24	10	9,803
4.60%, 02/23/28 (Call 11/23/27)	160	154,482
4.60%, 05/23/29 (Call 02/23/29)	193	181,627
5.60%, 06/01/32 (Call 03/01/32)	120	117,382
Orange SA, 9.00%, 03/01/31	405	495,380
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	265	242,194
2.95%, 03/15/25 (Call 03/15/23)(d)	245	232,424
3.20%, 03/15/27 (Call 02/15/27)(d)	130	119,573
3.63%, 12/15/25 (Call 09/15/25)	195	185,225
3.80%, 03/15/32 (Call 12/15/31)(d)	370	323,232
Telefonica Emisiones SA, 4.10%, 03/08/27	215	203,635
Telefonica Europe BV, 8.25%, 09/15/30	255	289,111
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	180	165,260
3.40%, 05/13/32 (Call 02/13/32)	175	148,608
3.70%, 09/15/27 (Call 06/15/27)	155	146,201
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	130	116,370
2.05%, 02/15/28 (Call 12/15/27)	370	317,704
2.25%, 02/15/26 (Call 02/15/24)	415	377,721
2.25%, 11/15/31 (Call 08/15/31)	190	149,059
2.40%, 03/15/29 (Call 01/15/29)	15	12,687
2.55%, 02/15/31 (Call 11/15/30)	495	403,643
2.63%, 04/15/26 (Call 04/15/23)	270	247,263
2.63%, 02/15/29 (Call 02/15/24)	192	163,597
2.70%, 03/15/32 (Call 01/15/29)	75	60,719
2.88%, 02/15/31 (Call 02/15/26)	220	182,695
3.38%, 04/15/29 (Call 04/15/24)	480	424,661
3.50%, 04/15/25 (Call 03/15/25)	703	673,383
3.50%, 04/15/31 (Call 04/15/26)	490	424,463
3.75%, 04/15/27 (Call 02/15/27)	747	702,397
3.88%, 04/15/30 (Call 01/15/30)	1,343	1,218,114
4.75%, 02/01/28 (Call 02/01/24)	320	310,016
4.95%, 03/15/28 (Call 02/15/28)	170	166,921
5.05%, 07/15/33 (Call 04/15/33)	385	370,901
5.38%, 04/15/27 (Call 04/15/23)	150	150,174
Verizon Communications Inc.
0.75%, 03/22/24	275	262,050
0.85%, 11/20/25 (Call 10/20/25)	305	272,685
1.45%, 03/20/26 (Call 02/20/26)	505	452,066
1.50%, 09/18/30 (Call 06/18/30)	280	216,787
1.68%, 10/30/30 (Call 07/30/30)	185	142,777
1.75%, 01/20/31 (Call 10/20/30)	385	297,004
2.10%, 03/22/28 (Call 01/22/28)	627	541,521
2.36%, 03/15/32 (Call 12/15/31)	850	667,819
2.55%, 03/21/31 (Call 12/21/30)	870	710,729

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.63%, 08/15/26	$396	$363,595
3.00%, 03/22/27 (Call 01/22/27)	97	89,465
3.15%, 03/22/30 (Call 12/22/29)	348	304,566
3.38%, 02/15/25	405	391,173
3.50%, 11/01/24 (Call 08/01/24)	296	288,384
3.88%, 02/08/29 (Call 11/08/28)	80	74,464
4.02%, 12/03/29 (Call 09/03/29)	656	605,816
4.13%, 03/16/27	658	633,154
4.33%, 09/21/28	680	651,046
7.75%, 12/01/30	65	74,565
Vodafone Group PLC
4.13%, 05/30/25	424	412,756
4.38%, 05/30/28	30	29,268
7.88%, 02/15/30	45	51,153

		24,904,676

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	175	167,746
3.50%, 09/15/27 (Call 06/15/27)	65	59,593
3.55%, 11/19/26 (Call 09/19/26)	140	130,126
3.90%, 11/19/29 (Call 08/19/29)	195	171,927

		529,392

Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	347	332,190
3.25%, 06/15/27 (Call 03/15/27)	211	199,078
3.40%, 09/01/24 (Call 06/01/24)	189	184,167
3.65%, 09/01/25 (Call 06/01/25)	75	72,298
3.75%, 04/01/24 (Call 01/01/24)	200	196,886
7.00%, 12/15/25	80	84,022
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	180	168,494
2.95%, 11/21/24 (Call 08/21/24)	205	197,112
3.85%, 08/05/32 (Call 05/05/32)	165	151,350
6.90%, 07/15/28	55	59,844
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 03/31/23)	350	326,091
1.75%, 12/02/26 (Call 11/02/26)	120	106,232
2.05%, 03/05/30 (Call 12/05/29)	90	73,958
2.45%, 12/02/31 (Call 09/02/31)	265	220,559
2.90%, 02/01/25 (Call 11/01/24)	190	181,207
4.00%, 06/01/28 (Call 03/01/28)	187	177,723
7.13%, 10/15/31	75	84,008
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	215	204,695
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	145	122,389
2.60%, 11/01/26 (Call 08/01/26)	70	64,161
3.25%, 06/01/27 (Call 03/01/27)	200	186,492
3.35%, 11/01/25 (Call 08/01/25)	225	214,771
3.40%, 08/01/24 (Call 05/01/24)	60	58,399
3.80%, 03/01/28 (Call 12/01/27)	205	194,738
4.10%, 11/15/32 (Call 08/15/32)	100	92,161
4.25%, 03/15/29 (Call 12/15/28)	185	175,513
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	220	178,695
3.10%, 08/05/29 (Call 05/05/29)	210	185,168
3.25%, 04/01/26 (Call 01/01/26)	200	189,272
3.40%, 02/15/28 (Call 11/15/27)	153	140,994
4.20%, 10/17/28 (Call 07/17/28)	105	100,811

Security	Par (000)	Value

Transportation (continued)
4.25%, 05/15/30 (Call 02/15/30)	$60	$56,297
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	185	177,809
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	80	69,227
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	101	94,772
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	120	97,166
2.55%, 11/01/29 (Call 08/01/29)	84	71,054
2.90%, 06/15/26 (Call 03/15/26)	114	105,890
3.00%, 03/15/32 (Call 12/15/31)	80	67,530
3.15%, 06/01/27 (Call 03/01/27)	120	110,818
3.65%, 08/01/25 (Call 06/01/25)	164	157,547
3.80%, 08/01/28 (Call 05/01/28)	165	154,227
4.45%, 03/01/33 (Call 12/01/32)	200	187,924
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	60	53,007
2.50%, 09/01/24 (Call 08/01/24)	221	210,889
2.85%, 03/01/27 (Call 02/01/27)	40	36,317
2.90%, 12/01/26 (Call 10/01/26)	67	60,942
3.35%, 09/01/25 (Call 08/01/25)	77	72,948
4.30%, 06/15/27 (Call 05/15/27)	115	110,533
4.63%, 06/01/25 (Call 05/01/25)	94	91,828
5.65%, 03/01/28 (Call 02/01/28)	90	90,049
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	175	158,377
2.38%, 05/20/31 (Call 02/20/31)	210	174,054
2.40%, 02/05/30 (Call 11/05/29)	202	171,722
2.75%, 03/01/26 (Call 12/01/25)	260	243,784
2.80%, 02/14/32 (Call 11/14/31)	67	56,551
3.00%, 04/15/27 (Call 01/15/27)	95	88,436
3.25%, 01/15/25 (Call 10/15/24)	190	183,420
3.25%, 08/15/25 (Call 05/15/25)	5	4,788
3.70%, 03/01/29 (Call 12/01/28)	211	197,443
3.75%, 07/15/25 (Call 05/15/25)	127	123,233
3.95%, 09/10/28 (Call 06/10/28)	244	233,403
4.75%, 02/21/26 (Call 01/21/26)	300	298,653
6.63%, 02/01/29	35	38,010
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	177	169,370
2.40%, 11/15/26 (Call 08/15/26)	211	194,411
2.50%, 09/01/29 (Call 06/01/29)	107	92,587
2.80%, 11/15/24 (Call 09/15/24)	15	14,444
3.05%, 11/15/27 (Call 08/15/27)	310	287,773
3.40%, 03/15/29 (Call 12/15/28)	114	105,343
3.90%, 04/01/25 (Call 03/01/25)	369	360,638
4.45%, 04/01/30 (Call 01/01/30)	188	183,779
4.88%, 03/03/33 (Call 12/03/32)	120	119,173

		10,499,644

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	10	7,532
3.25%, 03/30/25 (Call 12/30/24)	5	4,752
3.25%, 09/15/26 (Call 06/15/26)	12	11,116
3.50%, 03/15/28 (Call 12/15/27)	117	106,132
3.50%, 06/01/32 (Call 03/01/32)	90	75,641
3.85%, 03/30/27 (Call 12/30/26)	77	72,230
4.00%, 06/30/30 (Call 03/30/30)	25	22,487
4.55%, 11/07/28 (Call 08/07/28)	145	137,711
4.70%, 04/01/29 (Call 01/01/29)	123	117,868

		555,469

92	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	$65	$57,017
3.38%, 01/20/27 (Call 12/20/26)	60	52,991

		110,008

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	130	105,993
2.80%, 05/01/30 (Call 02/01/30)	122	105,491
2.95%, 09/01/27 (Call 06/01/27)	189	173,302
3.40%, 03/01/25 (Call 12/01/24)	212	204,235
3.45%, 06/01/29 (Call 03/01/29)	127	115,371
3.75%, 09/01/28 (Call 06/01/28)	142	132,611
3.85%, 03/01/24 (Call 12/01/23)	30	29,507
4.45%, 06/01/32 (Call 03/01/32)	125	118,945
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	90	72,275
2.70%, 04/15/30 (Call 01/15/30)	66	55,342
3.57%, 05/01/29 (Call 02/01/29)	117	105,075
United Utilities PLC, 6.88%, 08/15/28	35	37,327

		1,255,474

Total Corporate Bonds & Notes — 32.0% (Cost: $856,450,767)		788,118,016

Foreign Government Obligations(e)

Canada — 0.5%
Canada Government International Bond
0.75%, 05/19/26	335	298,368
1.63%, 01/22/25	1,075	1,013,725
Export Development Canada, 3.00%, 05/25/27	495	467,824
Hydro-Quebec
Series HH, 8.50%, 12/01/29	100	121,556
Series IO, 8.05%, 07/07/24	141	145,725
Province of Alberta Canada
1.00%, 05/20/25	1,045	960,543
1.30%, 07/22/30	210	168,279
1.88%, 11/13/24	260	246,254
3.30%, 03/15/28	500	473,095
Province of British Columbia Canada
0.90%, 07/20/26(a)	815	721,348
1.30%, 01/29/31(a)	120	95,662
2.25%, 06/02/26	415	384,983
Series 10, 1.75%, 09/27/24	220	208,811
Province of Manitoba Canada
1.50%, 10/25/28	20	17,052
2.13%, 06/22/26	260	239,528
3.05%, 05/14/24	218	212,232
Series GX, 2.60%, 04/16/24	75	72,772
Province of New Brunswick Canada, 3.63%, 02/24/28	210	200,548
Province of Ontario Canada
0.63%, 01/21/26	227	202,143
1.05%, 04/14/26	40	35,788
1.05%, 05/21/27	240	207,785
1.13%, 10/07/30	1,095	863,375
1.60%, 02/25/31	150	121,771
1.80%, 10/14/31	65	53,251
2.00%, 10/02/29(a)	35	30,198
2.30%, 06/15/26	10	9,272
2.50%, 04/27/26	500	467,300

Security	Par (000)	Value

Canada (continued)
3.20%, 05/16/24	$593	$578,211
Province of Quebec Canada
0.60%, 07/23/25	730	661,511
1.35%, 05/28/30	125	101,849
1.90%, 04/21/31	65	53,866
2.50%, 04/20/26	505	473,306
2.75%, 04/12/27(a)	350	325,997
Series PD, 7.50%, 09/15/29	357	415,712
Series QO, 2.88%, 10/16/24	505	487,300
Series QW, 2.50%, 04/09/24	315	305,465
Series QX, 1.50%, 02/11/25	844	790,052

		12,232,457

Chile — 0.0%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	275	229,444
2.55%, 01/27/32 (Call 10/27/31)(a)	200	164,022
2.75%, 01/31/27 (Call 12/31/26)	90	82,711
3.13%, 01/21/26	185	176,597
3.24%, 02/06/28 (Call 11/06/27)	520	481,707

		1,134,481

Hungary — 0.0%
Hungary Government International Bond, 5.38%, 03/25/24	619	617,570

Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	300	265,440
3.55%, 03/31/32 (Call 12/31/31)	70	63,071
3.85%, 10/15/30	315	294,346
4.10%, 04/24/28	310	299,125
4.15%, 09/20/27 (Call 06/20/27)	400	386,512
4.65%, 09/20/32 (Call 06/20/32)	500	486,585
4.75%, 02/11/29	345	342,350

		2,137,429

Israel — 0.0%
Israel Government International Bond
2.75%, 07/03/30	365	323,014
2.88%, 03/16/26	355	334,641
State of Israel, 2.50%, 01/15/30	255	221,740

		879,395

Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	50	47,029
1.25%, 02/17/26	660	579,110
2.38%, 10/17/24	425	401,935
2.88%, 10/17/29	350	295,635

		1,323,709

Japan — 0.2%
Japan Bank for International Cooperation
0.63%, 07/15/25	500	451,090
1.25%, 01/21/31	345	268,986
1.88%, 07/21/26	265	239,568
1.88%, 04/15/31	650	529,405
2.00%, 10/17/29	50	42,443
2.13%, 02/10/25	260	245,435
2.13%, 02/16/29	410	354,088
2.25%, 11/04/26	440	400,866
2.38%, 04/20/26	280	259,294
2.50%, 05/23/24	475	458,598
2.50%, 05/28/25	300	283,425

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
2.75%, 01/21/26	$495	$466,315
2.75%, 11/16/27	290	266,243
2.88%, 06/01/27	350	323,880
2.88%, 07/21/27	320	296,445
3.00%, 05/29/24	45	43,678
3.25%, 07/20/28	345	320,646
3.50%, 10/31/28	20	18,764
Japan International Cooperation Agency
1.00%, 07/22/30	200	154,608
2.13%, 10/20/26	200	181,282
3.25%, 05/25/27	230	215,556

		5,820,615

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	560	452,485
3.25%, 04/16/30 (Call 01/16/30)(a)	555	483,261
3.75%, 01/11/28	445	416,876
3.90%, 04/27/25 (Call 03/27/25)	270	264,827
4.13%, 01/21/26	300	292,323
4.15%, 03/28/27	612	593,591
4.50%, 04/22/29	615	584,453
4.75%, 04/27/32 (Call 01/27/32)	300	280,395
5.40%, 02/09/28 (Call 01/09/28)	200	200,974
6.35%, 02/09/35 (Call 11/09/34)	255	262,216
8.30%, 08/15/31	122	141,951

		3,973,352

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	345	297,062
3.75%, 03/16/25 (Call 12/16/24)	310	300,037
3.88%, 03/17/28 (Call 12/17/27)	400	375,564
4.00%, 09/22/24 (Call 06/24/24)	205	200,603
7.13%, 01/29/26	245	257,806
8.88%, 09/30/27	285	328,149
9.38%, 04/01/29	25	29,976

		1,789,197

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	240	223,423
2.78%, 01/23/31 (Call 10/23/30)	670	553,085
2.84%, 06/20/30(a)	120	101,513
4.13%, 08/25/27(a)	308	298,061
7.35%, 07/21/25	395	415,927

		1,592,009

Philippines — 0.1%
Philippine Government International Bond
1.95%, 01/06/32	200	157,570
2.46%, 05/05/30	290	245,183
3.00%, 02/01/28	510	470,200
3.23%, 03/29/27	20	18,732
3.75%, 01/14/29	435	407,943
5.50%, 03/30/26	402	408,299
7.50%, 09/25/24(a)	20	20,401
7.75%, 01/14/31	75	87,704
9.50%, 02/02/30	318	397,621
10.63%, 03/16/25	490	545,179

		2,758,832

Security	Par (000)	Value

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26	$512	$486,518

South Korea — 0.2%
Export-Import Bank of Korea
0.63%, 06/29/24	200	188,106
1.25%, 01/18/25	200	185,896
1.25%, 09/21/30	200	156,002
1.38%, 02/09/31	405	315,564
1.63%, 01/18/27	200	177,202
1.88%, 02/12/25	220	206,367
2.13%, 01/18/32	20	16,242
2.38%, 06/25/24	200	192,572
2.63%, 05/26/26	245	226,255
2.88%, 01/21/25	200	191,590
3.25%, 11/10/25	380	360,985
3.25%, 08/12/26	295	276,878
4.25%, 09/15/27	200	195,056
4.50%, 09/15/32	200	196,236
Korea Development Bank (The), 4.25%, 09/08/32	200	192,484
Korea International Bond
2.00%, 06/19/24	25	24,012
2.50%, 06/19/29	200	178,622
2.75%, 01/19/27	250	234,100
3.50%, 09/20/28	275	260,678
5.63%, 11/03/25	150	151,288

		3,926,135

Supranational — 1.9%
African Development Bank
0.88%, 03/23/26	352	314,649
0.88%, 07/22/26	370	327,043
4.38%, 11/03/27	305	304,963
Arab Petroleum Investments Corp., 1.48%, 10/06/26(d)	200	177,842
Asian Development Bank
0.38%, 06/11/24	330	310,500
0.38%, 09/03/25	100	89,928
0.50%, 02/04/26	995	884,535
0.63%, 10/08/24	350	326,389
0.63%, 04/29/25	990	905,682
0.75%, 10/08/30(a)	70	54,501
1.00%, 04/14/26	405	363,516
1.25%, 06/09/28	225	192,888
1.50%, 10/18/24	605	571,659
1.50%, 01/20/27	725	649,477
1.50%, 03/04/31(a)	700	574,336
1.63%, 03/15/24	10	9,634
1.75%, 09/19/29	568	488,395
1.88%, 03/15/29	90	78,452
1.88%, 01/24/30	532	458,302
2.00%, 01/22/25	480	454,949
2.00%, 04/24/26	205	189,717
2.13%, 03/19/25	41	38,831
2.38%, 08/10/27	35	32,240
2.50%, 11/02/27	134	123,623
2.63%, 01/12/27	375	350,936
2.75%, 01/19/28	410	382,452
2.88%, 05/06/25	10	9,600
3.13%, 08/20/27(a)	970	922,111
3.13%, 09/26/28(a)	190	179,029
3.13%, 04/27/32	172	159,262

94	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
3.88%, 09/28/32	$110	$107,983
4.13%, 09/27/24	20	19,713
5.82%, 06/16/28	250	265,840
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	635	588,416
0.50%, 05/28/25	435	394,280
0.50%, 01/27/26	385	340,390
2.25%, 05/16/24	380	366,457
3.38%, 06/29/25	205	197,913
3.75%, 09/14/27	170	164,628
Council of Europe Development Bank
0.38%, 06/10/24	40	37,646
0.88%, 09/22/26	60	52,760
1.38%, 02/27/25	180	168,091
3.00%, 06/16/25	182	174,837
European Bank for Reconstruction & Development
0.50%, 05/19/25	442	402,255
0.50%, 11/25/25	85	76,067
0.50%, 01/28/26	80	71,172
1.50%, 02/13/25	212	198,769
European Investment Bank
0.38%, 12/15/25	170	151,516
0.38%, 03/26/26	990	873,239
0.63%, 07/25/25	525	477,461
0.63%, 10/21/27	185	156,906
0.75%, 10/26/26	505	442,754
0.75%, 09/23/30	155	121,718
0.88%, 05/17/30	475	380,295
1.25%, 02/14/31	2,380	1,932,441
1.38%, 03/15/27	100	89,060
1.63%, 03/14/25	710	666,335
1.63%, 10/09/29	120	102,802
1.63%, 05/13/31	40	33,338
1.75%, 03/15/29(a)	600	520,860
1.88%, 02/10/25	642	606,677
2.13%, 04/13/26	595	553,749
2.25%, 06/24/24	110	106,008
2.38%, 05/24/27	519	479,561
2.50%, 10/15/24	120	115,404
2.63%, 03/15/24	235	228,747
Inter-American Development Bank
0.50%, 09/23/24	195	181,672
0.63%, 07/15/25	870	791,422
0.63%, 09/16/27	195	165,393
0.88%, 04/03/25	450	414,981
0.88%, 04/20/26	820	732,514
1.13%, 07/20/28(a)	1,100	934,098
1.13%, 01/13/31	915	729,456
1.50%, 01/13/27	620	555,427
1.75%, 03/14/25	700	658,084
2.00%, 06/02/26	425	391,438
2.00%, 07/23/26	284	261,183
2.13%, 01/15/25	760	722,646
2.25%, 06/18/29	593	526,465
2.38%, 07/07/27	506	466,836
3.13%, 09/18/28(a)	630	593,561
3.50%, 09/14/29	645	618,607
International Bank for Reconstruction & Development
0.38%, 07/28/25	325	293,534
0.50%, 10/28/25	300	269,364

Security	Par (000)	Value

Supranational (continued)
0.63%, 04/22/25	$1,485	$1,359,815
0.75%, 03/11/25	70	64,537
0.75%, 11/24/27	1,040	882,835
0.75%, 08/26/30	1,070	835,317
0.88%, 05/14/30	1,385	1,101,449
1.13%, 09/13/28	885	748,453
1.25%, 02/10/31	1,143	922,138
1.38%, 04/20/28(a)	850	736,967
1.50%, 08/28/24	245	232,500
1.63%, 01/15/25	903	850,879
1.63%, 11/03/31(a)	1,040	856,731
1.75%, 10/23/29	1,059	908,855
1.88%, 10/27/26	460	420,086
2.13%, 03/03/25	626	593,980
2.50%, 03/19/24	1,235	1,200,716
2.50%, 11/25/24	840	805,703
2.50%, 07/29/25	707	672,308
2.50%, 11/22/27	740	683,027
2.50%, 03/29/32(a)	145	128,032
3.13%, 11/20/25	20	19,230
3.13%, 06/15/27	100	95,125
3.63%, 09/21/29	215	207,836
International Finance Corp.
0.38%, 07/16/25	210	190,021
0.75%, 10/08/26	205	179,672
0.75%, 08/27/30	600	468,990
1.38%, 10/16/24	185	174,557
2.13%, 04/07/26	59	54,879
3.63%, 09/15/25	20	19,523
Nordic Investment Bank
2.25%, 05/21/24	200	192,988
2.63%, 04/04/25	32	30,609
3.38%, 09/08/27	37	35,532

		46,571,500

Sweden — 0.0%
Svensk Exportkredit AB
0.38%, 07/30/24	150	140,079
0.50%, 08/26/25	195	175,215
0.63%, 05/14/25	430	391,072
2.25%, 03/22/27	300	273,825

		980,191

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	405	402,902
4.38%, 01/23/31 (Call 10/23/30)	478	465,572
4.50%, 08/14/24(a)	207	206,165

		1,074,639

Total Foreign Government Obligations — 3.5% (Cost: $95,530,739)		87,298,029

Municipal Debt Obligations

California — 0.1%
California Earthquake Authority, 5.60%, 07/01/27	200	200,056
Los Angeles Community College District/CA GO, 1.81%, 08/01/30	200	166,132
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32 (Call 02/15/32)	40	37,479

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California GO
1.70%, 02/01/28	$100	$87,023
2.50%, 10/01/29	250	218,944
3.38%, 04/01/25	200	193,935
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	239,840
Series BD, 3.35%, 07/01/29	190	175,340
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	219,531
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	169,861
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	202,263

		1,910,404

Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	340	311,127
2.15%, 07/01/30	200	163,652

		474,779

Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23	44	43,554

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 3.62%, 02/01/29	94	91,043

Massachusetts — 0.1%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	250	253,542
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	325	308,939

		562,481

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	300	322,203
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	100	100,897

		423,100

Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	200	203,299
Series B, 5.68%, 06/30/28 (NPFGC)	255	261,004

		464,303

Texas — 0.0%
Texas Transportation Commission State Highway Fund RB, First Class, 5.18%, 04/01/30	110	111,913

Total Municipal Debt Obligations — 0.2% (Cost: $4,497,413)		4,081,577

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.9%
Federal Farm Credit Banks Funding Corp.
0.13%, 05/10/23	25	24,770
0.25%, 02/26/24	115	109,509
1.32%, 09/09/30 (Call 03/07/23)	700	550,543
Federal Home Loan Banks
0.13%, 06/02/23	25	24,691
0.38%, 09/04/25	75	67,595
0.50%, 04/14/25	730	668,162
1.00%, 03/23/26 (Call 03/23/23)	127	112,773
1.50%, 08/15/24	115	109,325
2.13%, 06/09/23	5,000	4,960,800
2.38%, 09/08/23	25	24,631
2.38%, 03/14/25	50	47,468

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.50%, 02/13/24	$220	$214,313
2.75%, 12/13/24	475	455,986
3.00%, 03/10/28	75	70,269
3.13%, 06/13/25	3,730	3,590,759
3.25%, 06/09/28	337	319,850
3.25%, 11/16/28	2,470	2,348,204
Federal Home Loan Mortgage Corp.
0.13%, 10/16/23	75	72,705
0.25%, 06/26/23	3,050	3,004,952
0.25%, 08/24/23	348	339,975
0.25%, 09/08/23	75	73,137
0.25%, 11/06/23	75	72,539
0.25%, 12/04/23	1,774	1,708,415
0.38%, 04/20/23	74	73,555
0.38%, 07/21/25	1,000	902,210
0.38%, 09/23/25	975	876,593
0.41%, 10/28/24 (Call 04/28/23)	150	138,909
1.50%, 02/12/25(a)	4,938	4,630,412
2.75%, 06/19/23	2,050	2,035,507
6.75%, 09/15/29	50	57,107
6.75%, 03/15/31	1,075	1,261,674
Federal National Mortgage Association
0.25%, 07/10/23	4,099	4,029,112
0.38%, 08/25/25	21	18,888
0.50%, 06/17/25	2,287	2,077,625
0.63%, 04/22/25	270	247,271
0.75%, 10/08/27	1,807	1,547,587
0.88%, 12/18/26 (Call 03/18/23)	60	52,114
0.88%, 08/05/30	2,550	2,019,779
1.63%, 10/15/24	25	23,700
1.63%, 01/07/25	950	895,508
1.75%, 07/02/24	405	387,378
1.88%, 09/24/26	2,591	2,375,040
2.13%, 04/24/26	25	23,279
2.50%, 02/05/24	25	24,376
2.63%, 09/06/24	910	878,341
2.88%, 09/12/23	350	345,737
6.03%, 10/08/27	320	341,750
6.25%, 05/15/29	1,285	1,426,774
6.63%, 11/15/30	1,075	1,245,452
7.13%, 01/15/30	25	29,378
7.25%, 05/15/30	170	202,152

		47,138,579

U.S. Government Obligations — 61.3%
U.S. Treasury Note/Bond
0.25%, 03/15/24	7,900	7,511,172
0.25%, 05/15/24	9,000	8,489,180
0.25%, 06/15/24	14,000	13,155,625
0.25%, 05/31/25	6,800	6,158,781
0.25%, 06/30/25	4,000	3,615,625
0.25%, 07/31/25	8,600	7,746,719
0.25%, 08/31/25	11,350	10,192,832
0.25%, 09/30/25	10,250	9,188,164
0.25%, 10/31/25	9,950	8,885,039
0.38%, 04/15/24	8,600	8,156,562
0.38%, 07/15/24	6,400	6,002,000
0.38%, 08/15/24	8,050	7,522,977
0.38%, 04/30/25	4,000	3,643,750
0.38%, 11/30/25	10,100	9,022,141
0.38%, 12/31/25	11,030	9,839,966

96	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.38%, 01/31/26	$12,700	$11,282,164
0.50%, 03/31/25	2,500	2,291,016
0.50%, 02/28/26	13,100	11,647,742
0.50%, 04/30/27	2,000	1,714,844
0.50%, 05/31/27	7,900	6,750,180
0.50%, 06/30/27	4,000	3,409,063
0.50%, 10/31/27	10,100	8,521,875
0.63%, 10/15/24	3,000	2,798,086
0.63%, 07/31/26	19,200	16,914,000
0.63%, 03/31/27	3,850	3,326,941
0.63%, 12/31/27	5,200	4,395,625
0.63%, 05/15/30	10,000	7,907,812
0.75%, 11/15/24	11,000	10,249,336
0.75%, 03/31/26	8,700	7,785,141
0.75%, 04/30/26	9,400	8,379,953
0.75%, 05/31/26	5,640	5,014,312
0.75%, 08/31/26	19,000	16,767,500
0.75%, 01/31/28	9,000	7,638,047
0.88%, 06/30/26	14,600	13,012,250
0.88%, 09/30/26	9,000	7,961,484
1.00%, 12/15/24	10,740	10,024,699
1.00%, 07/31/28	13,000	11,025,625
1.13%, 01/15/25	14,500	13,538,242
1.13%, 02/28/25	4,000	3,721,875
1.13%, 10/31/26	16,000	14,252,500
1.13%, 02/28/27	2,800	2,478,437
1.13%, 02/29/28	10,000	8,630,469
1.13%, 08/31/28	28,300	24,121,328
1.13%, 02/15/31	20,500	16,681,875
1.25%, 08/31/24	4,000	3,780,938
1.25%, 11/30/26	11,100	9,913,687
1.25%, 12/31/26	23,000	20,505,937
1.25%, 03/31/28	11,500	9,969,961
1.25%, 04/30/28	10,000	8,650,000
1.25%, 05/31/28	11,000	9,498,672
1.25%, 06/30/28	10,500	9,048,047
1.25%, 09/30/28	41,500	35,544,102
1.25%, 08/15/31	28,500	23,107,266
1.38%, 01/31/25	5,000	4,686,719
1.38%, 10/31/28	11,190	9,635,639
1.38%, 12/31/28	8,500	7,302,695
1.38%, 11/15/31	34,100	27,759,531
1.50%, 09/30/24	3,220	3,050,070
1.50%, 10/31/24	5,000	4,725,391
1.50%, 11/30/24	7,000	6,601,602
1.50%, 02/15/25	9,500	8,913,301
1.50%, 08/15/26	12,000	10,890,000
1.50%, 01/31/27	16,620	14,935,927
1.50%, 11/30/28	16,500	14,289,258
1.50%, 02/15/30	3,200	2,717,000
1.63%, 02/15/26	11,700	10,776,797
1.63%, 05/15/26	12,000	10,994,063
1.63%, 09/30/26	4,000	3,639,063
1.63%, 11/30/26	6,000	5,441,719
1.63%, 05/15/31	23,000	19,337,969
1.75%, 06/30/24	5,560	5,322,180
1.75%, 07/31/24	2,000	1,908,828
1.75%, 12/31/24(a)	8,850	8,368,436
1.75%, 03/15/25	16,000	15,056,250
1.75%, 12/31/26	8,000	7,283,125

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 01/31/29	$10,750	$9,413,809
1.88%, 08/31/24	4,500	4,293,281
1.88%, 06/30/26	3,000	2,767,969
1.88%, 02/28/27	10,000	9,107,031
1.88%, 02/28/29	10,000	8,820,312
1.88%, 02/15/32	24,710	20,937,864
2.00%, 04/30/24	4,550	4,388,973
2.00%, 05/31/24	7,730	7,438,615
2.00%, 06/30/24	2,000	1,919,453
2.00%, 02/15/25	10,000	9,478,125
2.00%, 08/15/25	18,700	17,567,774
2.00%, 11/15/26	12,400	11,403,156
2.13%, 03/31/24	7,500	7,260,937
2.13%, 07/31/24	7,750	7,437,881
2.13%, 09/30/24	3,000	2,870,625
2.13%, 11/30/24	3,000	2,860,547
2.13%, 05/15/25	14,800	13,998,719
2.25%, 03/31/24	9,600	9,307,125
2.25%, 04/30/24	5,500	5,321,465
2.25%, 10/31/24	7,000	6,697,031
2.25%, 11/15/24	11,000	10,520,469
2.25%, 12/31/24	6,000	5,724,141
2.25%, 11/15/25	10,000	9,414,844
2.25%, 02/15/27	8,900	8,235,281
2.25%, 08/15/27	8,000	7,353,125
2.25%, 11/15/27	7,710	7,063,685
2.38%, 08/15/24	11,200	10,776,063
2.38%, 05/15/27	11,000	10,193,047
2.38%, 03/31/29	11,000	9,969,609
2.38%, 05/15/29	11,000	9,953,281
2.50%, 04/30/24	12,660	12,281,684
2.50%, 05/15/24	11,025	10,686,067
2.50%, 05/31/24	15,000	14,522,955
2.50%, 01/31/25	3,720	3,562,627
2.50%, 03/31/27	11,000	10,258,359
2.63%, 03/31/25	5,000	4,790,234
2.63%, 04/15/25	3,300	3,157,945
2.63%, 05/31/27	10,041	9,396,273
2.63%, 02/15/29	12,922	11,894,297
2.63%, 07/31/29	9,500	8,711,055
2.75%, 05/15/25	8,972	8,600,791
2.75%, 06/30/25	15,000	14,363,672
2.75%, 08/31/25	6,250	5,975,098
2.75%, 04/30/27	9,000	8,469,844
2.75%, 07/31/27	7,360	6,914,375
2.75%, 02/15/28	8,990	8,409,162
2.75%, 05/31/29	16,000	14,801,250
2.75%, 08/15/32	18,390	16,717,659
2.88%, 04/30/25	12,350	11,876,262
2.88%, 05/31/25	5,900	5,669,531
2.88%, 06/15/25	11,500	11,051,680
2.88%, 07/31/25	2,000	1,920,156
2.88%, 11/30/25	5,500	5,264,961
2.88%, 05/15/28	6,000	5,632,969
2.88%, 08/15/28	25,150	23,566,336
2.88%, 04/30/29	9,000	8,389,687
2.88%, 05/15/32	18,120	16,670,400
3.00%, 06/30/24	10,000	9,728,516
3.00%, 07/31/24	17,500	17,003,711
3.00%, 07/15/25	8,400	8,086,969

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.00%, 09/30/25	$9,200	$8,842,781
3.00%, 10/31/25	5,600	5,378,188
3.13%, 08/15/25	6,000	5,791,875
3.13%, 08/31/29	13,000	12,274,844
3.25%, 08/31/24	10,000	9,742,187
3.25%, 06/30/29	9,200	8,755,812
3.50%, 09/15/25	8,500	8,276,211
3.50%, 01/31/30	7,000	6,760,469
3.50%, 02/15/33	13,000	12,573,437
3.88%, 01/15/26	8,000	7,863,125
3.88%, 11/30/27	5,000	4,928,516
3.88%, 12/31/27	5,000	4,926,953
3.88%, 09/30/29	9,500	9,372,344
3.88%, 11/30/29	12,000	11,846,250
3.88%, 12/31/29	4,000	3,951,250
4.00%, 12/15/25	5,000	4,933,203
4.00%, 02/15/26	7,000	6,903,203
4.00%, 02/29/28	8,000	7,941,250
4.00%, 10/31/29	8,700	8,648,344
4.00%, 02/28/30	7,000	6,972,656
4.13%, 09/30/27	4,000	3,979,063
4.13%, 10/31/27	4,940	4,914,914
4.13%, 11/15/32	15,000	15,243,750
4.25%, 09/30/24	6,490	6,416,734
4.25%, 12/31/24	6,700	6,624,625
4.25%, 10/15/25	9,000	8,924,062
4.38%, 10/31/24	11,700	11,589,855
4.50%, 11/15/25	9,930	9,913,709
5.25%, 11/15/28	950	1,001,805
5.25%, 02/15/29	150	158,215
5.38%, 02/15/31	500	545,937
5.50%, 08/15/28	8,500	9,017,305
6.00%, 02/15/26	500	520,000
6.13%, 08/15/29	1,000	1,112,109
6.50%, 11/15/26	4,000	4,282,812
6.88%, 08/15/25	1,000	1,049,609

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
7.50%, 11/15/24	$550	$572,988

		1,508,446,279

Total U.S. Government & Agency Obligations — 63.2% (Cost: $1,676,846,901)		1,555,584,858

Total Long-Term Investments — 98.9% (Cost: $2,633,325,820)		2,435,082,480

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(f)(g)(h)	26,209	26,209,320

Total Short-Term Securities — 1.1% (Cost: $26,209,320)		26,209,320

Total Investments — 100.0% (Cost: $2,659,535,140)		2,461,291,800

Liabilities in Excess of Other Assets — (0.0)%		(474,166)

Net Assets — 100.0%		$2,460,817,634

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$54,997,080	$—	$(28,787,760	)(a)	$—	$—	$26,209,320	26,209	$306,485	(b)	$12

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

98	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Intermediate Government/Credit Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$788,118,016	$—	$788,118,016
Foreign Government Obligations	—	87,298,029	—	87,298,029
Municipal Debt Obligations	—	4,081,577	—	4,081,577
U.S. Government & Agency Obligations	—	1,555,584,858	—	1,555,584,858
Short-Term Securities
Money Market Funds	26,209,320	—	—	26,209,320

	$26,209,320	$2,435,082,480	$—	$2,461,291,800

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 99.4%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/28	$47	$44,078
2.00%, 05/01/28	9	8,757
2.00%, 08/01/28	146	137,520
2.00%, 09/01/28	84	79,857
2.00%, 12/01/28	31	29,029
2.00%, 01/01/30	124	117,118
2.00%, 06/01/36	3,508	3,121,731
2.00%, 08/01/36	1,775	1,579,063
2.00%, 02/01/37	22,084	19,649,418
2.00%, 05/01/37	1,710	1,526,906
2.00%, 12/01/50	15,856	12,993,316
2.00%, 05/01/51	3,918	3,203,657
2.00%, 09/01/51	38,412	31,348,265
2.00%, 10/01/51	48,494	39,776,107
2.00%, 11/01/51	27,084	22,096,435
2.00%, 02/01/52	11,779	9,610,426
2.00%, 03/01/52	6,286	5,146,636
2.00%, 04/01/52	1,179	961,643
2.44%, 08/01/43, (12 mo. LIBOR US + 1.600%)(a)	25	25,087
2.45%, 05/01/43, (12 mo. LIBOR US + 1.650%)(a)	167	169,722
2.50%, 12/01/25	170	163,602
2.50%, 03/01/27	22	21,360
2.50%, 06/01/27	27	25,274
2.50%, 07/01/27	236	223,619
2.50%, 08/01/27	451	426,879
2.50%, 09/01/27	530	502,210
2.50%, 11/01/27	240	226,067
2.50%, 12/01/27	4	4,217
2.50%, 01/01/28	7	7,044
2.50%, 02/01/28	3,506	3,313,367
2.50%, 03/01/28	490	454,490
2.50%, 04/01/28	348	323,446
2.50%, 05/01/28	69	65,162
2.50%, 06/01/28	107	98,397
2.50%, 07/01/28	298	276,436
2.50%, 09/01/28	83	76,954
2.50%, 07/01/29	1,442	1,337,937
2.50%, 08/01/29	133	122,693
2.50%, 10/01/29	169	156,889
2.50%, 12/01/29	945	877,116
2.50%, 01/01/30	5,871	5,542,345
2.50%, 02/01/30	684	634,493
2.50%, 03/01/30	3,010	2,792,201
2.50%, 04/01/30	3,723	3,454,571
2.50%, 05/01/30	3,883	3,603,597
2.50%, 06/01/30	10,127	9,396,275
2.50%, 07/01/30	783	726,298
2.50%, 08/01/30	373	345,642
2.50%, 09/01/30	318	294,990
2.50%, 10/01/30	7	6,391
2.50%, 12/01/30	12	11,112
2.50%, 01/01/31	39	36,144
2.50%, 04/01/31	4	3,746
2.50%, 06/01/31	830	770,152
2.50%, 08/01/31	1,176	1,091,277
2.50%, 09/01/31	914	848,538
2.50%, 10/01/31	4,690	4,350,511
2.50%, 11/01/31	5,297	4,913,392

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/31	$13,362	$12,396,174
2.50%, 01/01/32	17,267	16,018,937
2.50%, 02/01/32	10,367	9,617,982
2.50%, 07/01/32	1,386	1,283,941
2.50%, 08/01/32	1,371	1,270,189
2.50%, 09/01/32	6,575	6,094,307
2.50%, 10/01/32	1,220	1,130,467
2.50%, 11/01/32	11,521	10,673,176
2.50%, 12/01/32	641	593,665
2.50%, 01/01/33	6,371	5,902,115
2.50%, 02/01/33	942	872,961
2.50%, 04/01/33	1,125	1,037,463
2.50%, 08/01/33	407	367,658
2.50%, 06/01/34	426	391,562
2.50%, 09/01/34	586	537,899
2.50%, 08/01/36	3,131	2,859,361
2.50%, 07/01/37	13,713	12,509,244
2.50%, 09/01/37	4,745	4,328,393
2.50%, 01/01/43	60	52,603
2.50%, 02/01/43	665	582,051
2.50%, 03/01/43	93	81,494
2.50%, 04/01/43	360	314,793
2.50%, 06/01/43	281	246,507
2.50%, 07/01/43	1,166	1,021,372
2.50%, 08/01/43	120	105,099
2.50%, 04/01/45	96	82,893
2.50%, 07/01/45	17	14,568
2.50%, 01/01/46	121	105,200
2.50%, 11/01/46	68	58,973
2.50%, 12/01/46	921	798,405
2.50%, 01/01/47	966	837,465
2.50%, 02/01/47	17	14,498
2.50%, 03/01/47	1,959	1,698,410
2.50%, 04/01/51	2,421	2,063,424
2.50%, 06/01/51	964	819,796
2.50%, 07/01/51	11,715	10,009,067
2.50%, 08/01/51	3,349	2,847,852
2.50%, 09/01/51	4,448	3,775,361
2.50%, 10/01/51	18,347	15,572,658
2.50%, 12/01/51	48,307	41,055,047
2.50%, 01/01/52	698	591,548
2.50%, 02/01/52	8,012	6,790,442
2.94%, 05/01/42, (12 mo. LIBOR US + 1.804%)(a)	330	332,453
3.00%, 12/01/25	5	5,144
3.00%, 01/01/26	11	10,429
3.00%, 10/01/26	151	145,457
3.00%, 11/01/26	184	177,110
3.00%, 12/01/26	128	122,558
3.00%, 01/01/27	9	8,576
3.00%, 02/01/27	426	408,257
3.00%, 03/01/27	7	6,360
3.00%, 04/01/27	545	522,847
3.00%, 05/01/27	2,362	2,259,590
3.00%, 06/01/27	839	802,850
3.00%, 07/01/27	75	71,065
3.00%, 08/01/27	234	223,555
3.00%, 09/01/27	2,546	2,434,010
3.00%, 11/01/27	420	401,006
3.00%, 12/01/27	222	211,543
3.00%, 01/01/28	65	62,375

100	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/28	$26	$24,857
3.00%, 05/01/28	236	222,843
3.00%, 06/01/28	644	611,934
3.00%, 07/01/28	9	8,422
3.00%, 09/01/28	1,633	1,542,259
3.00%, 10/01/28	335	318,350
3.00%, 11/01/28	56	53,187
3.00%, 01/01/29	242	228,861
3.00%, 04/01/29	2,590	2,440,222
3.00%, 05/01/29	3,939	3,711,415
3.00%, 06/01/29	292	274,949
3.00%, 07/01/29	399	375,410
3.00%, 09/01/29	38	36,089
3.00%, 10/01/29	109	101,995
3.00%, 11/01/29	880	829,485
3.00%, 12/01/29	1,086	1,023,214
3.00%, 01/01/30	172	161,775
3.00%, 02/01/30	1,899	1,789,607
3.00%, 03/01/30	283	266,225
3.00%, 05/01/30	2,101	1,980,529
3.00%, 06/01/30	2,787	2,626,977
3.00%, 07/01/30	1,612	1,519,557
3.00%, 08/01/30	321	302,199
3.00%, 09/01/30	2,011	1,895,217
3.00%, 10/01/30	484	456,660
3.00%, 11/01/30	759	715,704
3.00%, 12/01/30	501	472,742
3.00%, 01/01/31	1,034	975,194
3.00%, 02/01/31	3,404	3,208,775
3.00%, 03/01/31	1,988	1,874,122
3.00%, 05/01/31	5,052	4,762,206
3.00%, 06/01/31	4,441	4,186,235
3.00%, 07/01/31	382	359,694
3.00%, 09/01/31	992	935,375
3.00%, 10/01/31	149	140,405
3.00%, 12/01/31	548	516,175
3.00%, 01/01/32	1,710	1,610,939
3.00%, 02/01/32	481	453,619
3.00%, 03/01/32	3,734	3,519,465
3.00%, 07/01/32	302	284,914
3.00%, 08/01/32	1,035	975,240
3.00%, 09/01/32	2,467	2,323,695
3.00%, 10/01/32	406	382,915
3.00%, 11/01/32	5,278	4,973,080
3.00%, 12/01/32	4,825	4,529,083
3.00%, 01/01/33	3,613	3,403,432
3.00%, 02/01/33	3,032	2,833,337
3.00%, 03/01/33	62	58,292
3.00%, 05/01/33	8,019	7,522,670
3.00%, 07/01/33	1,519	1,431,206
3.00%, 08/01/33	491	460,312
3.00%, 11/01/33	380	355,909
3.00%, 01/01/35	713	667,080
3.00%, 07/01/35	1,081	1,011,266
3.00%, 09/01/37	4,760	4,435,964
3.00%, 11/01/37	31,017	28,908,455
3.00%, 03/01/42	20	17,882
3.00%, 08/01/42	6	5,670
3.00%, 10/01/42	634	575,004
3.00%, 11/01/42	13,640	12,366,630

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/42	$45		$40,330
3.00%, 01/01/43	4,708		4,269,320
3.00%, 02/01/43	3,445		3,124,051
3.00%, 03/01/43	1,069		969,273
3.00%, 04/01/43	644		584,053
3.00%, 05/01/43	1,587		1,437,808
3.00%, 06/01/43	919		833,239
3.00%, 07/01/43	1,924		1,744,122
3.00%, 08/01/43	925		837,913
3.00%, 09/01/43	2,305		2,089,525
3.00%, 10/01/43	1,056		957,659
3.00%, 04/01/44	46		41,087
3.00%, 01/01/45	7		6,453
3.00%, 02/01/45	1,409		1,273,159
3.00%, 03/01/45	219		197,288
3.00%, 04/01/45	23,092		20,789,443
3.00%, 05/01/45	7,115		6,411,963
3.00%, 06/01/45	838		754,055
3.00%, 07/01/45	2,501		2,251,658
3.00%, 08/01/45	628		566,199
3.00%, 10/01/45	162		145,477
3.00%, 11/01/45	590		531,994
3.00%, 12/01/45	5,575		5,019,824
3.00%, 01/01/46	1,642		1,478,558
3.00%, 02/01/46	116		103,838
3.00%, 03/01/46	18,550		16,696,305
3.00%, 04/01/46	447		401,945
3.00%, 05/01/46	482		433,966
3.00%, 06/01/46	918		828,962
3.00%, 07/01/46	674		606,434
3.00%, 08/01/46	14,331		12,911,458
3.00%, 09/01/46	11,491		10,384,727
3.00%, 10/01/46	26,918		24,259,800
3.00%, 11/01/46	27,800		25,025,389
3.00%, 12/01/46	45,824		41,254,199
3.00%, 01/01/47	10,792		9,723,875
3.00%, 02/01/47	51,899		46,789,369
3.00%, 03/01/47	915		823,777
3.00%, 04/01/47	1,256		1,130,412
3.00%, 05/01/47	15,651		14,114,021
3.00%, 06/01/47	13,786		12,408,036
3.00%, 07/01/47	13,070		11,764,631
3.00%, 08/01/47	2,350		2,115,441
3.00%, 10/01/47	4,173		3,755,834
3.00%, 11/01/47	440		396,309
3.00%, 12/01/47	730		662,016
3.00%, 01/01/48	3,535		3,182,112
3.00%, 02/01/48	939		846,183
3.00%, 07/01/48	346		311,187
3.00%, 10/01/48	413		371,795
3.00%, 11/01/48	717		644,711
3.00%, 09/01/49	225		199,982
3.00%, 01/01/52	4,592		4,052,342
3.24%, 12/01/38, (12 mo. LIBOR US + 1.760%)(a)	283		282,946
3.25%, 06/01/43, (12 mo. LIBOR US + 1.495%)(a)	12		12,142
3.50%, 08/01/23	0	(b)	260
3.50%, 10/01/23	6		6,009
3.50%, 11/01/23	1		788
3.50%, 10/01/25	51		50,459
3.50%, 11/01/25	1,796		1,747,156

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/25	$16	$14,729
3.50%, 01/01/26	51	49,235
3.50%, 02/01/26	188	183,238
3.50%, 03/01/26	462	448,629
3.50%, 04/01/26	52	50,296
3.50%, 05/01/26	23	22,202
3.50%, 06/01/26	169	163,360
3.50%, 07/01/26	192	184,826
3.50%, 08/01/26	301	292,025
3.50%, 09/01/26	7	7,188
3.50%, 10/01/26	568	551,646
3.50%, 01/01/27	21	20,076
3.50%, 02/01/27	2	1,792
3.50%, 03/01/27	121	116,715
3.50%, 04/01/27	15	14,631
3.50%, 01/01/28	230	220,584
3.50%, 12/01/28	54	51,768
3.50%, 02/01/29	15	14,908
3.50%, 03/01/29	11	10,221
3.50%, 06/01/29	1,041	1,003,196
3.50%, 07/01/29	104	100,458
3.50%, 08/01/29	153	147,287
3.50%, 09/01/29	25	24,003
3.50%, 10/01/29	825	794,538
3.50%, 11/01/29	11	10,968
3.50%, 01/01/30	14	13,832
3.50%, 06/01/30	146	141,184
3.50%, 09/01/30	17	16,516
3.50%, 05/01/31	2,000	1,927,669
3.50%, 01/01/32	1,090	1,051,019
3.50%, 03/01/32	145	139,461
3.50%, 04/01/32	1,769	1,704,134
3.50%, 05/01/32	1,668	1,605,556
3.50%, 06/01/32	1,373	1,322,541
3.50%, 07/01/32	1,797	1,730,502
3.50%, 09/01/32	1,012	974,915
3.50%, 01/01/33	797	767,572
3.50%, 02/01/33	417	400,582
3.50%, 03/01/33	1,540	1,479,271
3.50%, 06/01/33	1,306	1,254,958
3.50%, 07/01/33	810	778,160
3.50%, 09/01/33	725	696,138
3.50%, 12/01/34	886	848,339
3.50%, 02/01/35	1,244	1,191,341
3.50%, 05/01/35	7,250	6,894,734
3.50%, 06/01/37	817	778,323
3.50%, 03/01/38	5,787	5,454,324
3.50%, 06/01/38	5,896	5,544,353
3.50%, 02/01/41	11	10,558
3.50%, 10/01/41	14	12,920
3.50%, 11/01/41	44	41,046
3.50%, 01/01/42	150	140,292
3.50%, 02/01/42	233	217,901
3.50%, 03/01/42	1,823	1,702,673
3.50%, 04/01/42	1,695	1,582,880
3.50%, 05/01/42	1,180	1,101,249
3.50%, 06/01/42	538	501,920
3.50%, 08/01/42	55	51,344
3.50%, 09/01/42	4,299	4,014,598
3.50%, 10/01/42	1,438	1,342,344

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/42	$853	$795,812
3.50%, 01/01/43	1,027	958,881
3.50%, 02/01/43	983	918,853
3.50%, 04/01/43	22	20,128
3.50%, 06/01/43	2,822	2,636,710
3.50%, 07/01/43	2,888	2,693,758
3.50%, 08/01/43	15	13,690
3.50%, 09/01/43	15	14,048
3.50%, 01/01/44	198	184,231
3.50%, 08/01/44	427	397,790
3.50%, 09/01/44	1,531	1,428,123
3.50%, 10/01/44	8,987	8,359,645
3.50%, 11/01/44	511	475,562
3.50%, 12/01/44	4,862	4,522,828
3.50%, 01/01/45	14,884	13,932,069
3.50%, 02/01/45	1,110	1,039,577
3.50%, 03/01/45	4,506	4,208,409
3.50%, 04/01/45	3	3,005
3.50%, 05/01/45	49	44,972
3.50%, 06/01/45	586	546,316
3.50%, 08/01/45	12,732	11,868,674
3.50%, 09/01/45	7	6,636
3.50%, 11/01/45	354	329,042
3.50%, 12/01/45	6,524	6,048,861
3.50%, 01/01/46	5,837	5,418,449
3.50%, 03/01/46	6,215	5,759,368
3.50%, 04/01/46	1,905	1,764,563
3.50%, 05/01/46	21,806	20,233,120
3.50%, 06/01/46	6,115	5,731,622
3.50%, 07/01/46	5,682	5,264,322
3.50%, 08/01/46	4,808	4,458,071
3.50%, 09/01/46	6,161	5,730,144
3.50%, 10/01/46	556	515,209
3.50%, 11/01/46	1,042	965,280
3.50%, 12/01/46	6,854	6,369,719
3.50%, 01/01/47	1,788	1,656,664
3.50%, 02/01/47	6,069	5,637,470
3.50%, 03/01/47	7,600	7,041,561
3.50%, 04/01/47	2,801	2,598,201
3.50%, 05/01/47	5,179	4,807,550
3.50%, 06/01/47	160	148,539
3.50%, 07/01/47	6,316	5,849,526
3.50%, 08/01/47	3,482	3,238,791
3.50%, 09/01/47	56,500	52,496,172
3.50%, 10/01/47	739	684,572
3.50%, 11/01/47	2,060	1,908,076
3.50%, 12/01/47	6,627	6,180,076
3.50%, 01/01/48	1,241	1,149,172
3.50%, 02/01/48	2,635	2,401,778
3.50%, 03/01/48	12,526	11,601,226
3.50%, 04/01/48	2,586	2,406,930
3.50%, 05/01/48	8,645	8,025,344
3.50%, 09/01/48	2,793	2,599,826
3.50%, 04/01/49	3,021	2,809,385
3.50%, 05/01/49	1,066	991,494
3.50%, 06/01/49	1,215	1,130,124
3.50%, 04/01/50	866	801,442
3.50%, 12/01/51	2,399	2,189,122
3.50%, 02/01/52	13,763	12,556,413
3.50%, 03/01/52	20,162	18,385,929

102	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/52	$6,530		$5,954,397
3.90%, 08/01/41, (12 mo. LIBOR US + 1.732%)(a)	59		59,028
3.98%, 07/01/41, (12 mo. LIBOR US + 1.890%)(a)	17		17,555
4.00%, 04/01/23	0	(b)	3
4.00%, 04/01/24	2		1,633
4.00%, 04/01/24	0	(b)	106
4.00%, 05/01/24	6		5,075
4.00%, 05/01/24	0	(b)	178
4.00%, 06/01/24	0	(b)	348
4.00%, 07/01/24	3		2,960
4.00%, 08/01/24	1		615
4.00%, 09/01/24	3		2,800
4.00%, 11/01/24	3		3,684
4.00%, 12/01/24	0	(b)	442
4.00%, 12/01/24	5		5,194
4.00%, 01/01/25	3		3,269
4.00%, 02/01/25	0	(b)	781
4.00%, 02/01/25	7		6,700
4.00%, 03/01/25	4		4,206
4.00%, 03/01/25	0	(b)	554
4.00%, 04/01/25	8		7,559
4.00%, 05/01/25	287		282,233
4.00%, 06/01/25	9		8,386
4.00%, 06/01/25	0	(b)	298
4.00%, 07/01/25	9		8,720
4.00%, 07/01/25	0	(b)	256
4.00%, 08/01/25	21		20,126
4.00%, 09/01/25	0	(b)	329
4.00%, 10/01/25	243		236,751
4.00%, 02/01/26	260		253,762
4.00%, 03/01/26	1		607
4.00%, 04/01/26	4		3,738
4.00%, 04/01/26	0	(b)	265
4.00%, 05/01/26	13		12,838
4.00%, 07/01/26	7		6,972
4.00%, 05/01/33	1,014		992,809
4.00%, 09/01/33	1		898
4.00%, 11/01/33	17		16,756
4.00%, 01/01/34	181		177,542
4.00%, 06/01/34	808		789,678
4.00%, 11/01/34	532		518,551
4.00%, 08/01/37	3,962		3,863,591
4.00%, 09/01/37	7,646		7,456,190
4.00%, 07/01/38	2,341		2,278,828
4.00%, 04/01/39	15		14,239
4.00%, 06/01/39	28		26,757
4.00%, 07/01/39	63		61,600
4.00%, 08/01/39	8		7,956
4.00%, 09/01/39	10		9,820
4.00%, 10/01/39	76		72,872
4.00%, 11/01/39	14		13,589
4.00%, 12/01/39	23		23,224
4.00%, 01/01/40	47		45,036
4.00%, 02/01/40	9		8,509
4.00%, 03/01/40	4		3,775
4.00%, 05/01/40	19		18,168
4.00%, 06/01/40	6		5,641
4.00%, 09/01/40	9		8,934
4.00%, 10/01/40	108		104,111
4.00%, 12/01/40	890		854,970

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/41	$223	$214,642
4.00%, 02/01/41	232	223,389
4.00%, 04/01/41	41	39,257
4.00%, 06/01/41	34	32,726
4.00%, 07/01/41	21	19,974
4.00%, 08/01/41	37	35,268
4.00%, 09/01/41	2,905	2,803,315
4.00%, 10/01/41	107	104,746
4.00%, 11/01/41	353	341,010
4.00%, 12/01/41	73	69,927
4.00%, 01/01/42	30	29,736
4.00%, 02/01/42	5,107	4,921,677
4.00%, 03/01/42	46	44,510
4.00%, 05/01/42	154	148,249
4.00%, 07/01/42	317	307,469
4.00%, 08/01/42	1,750	1,684,015
4.00%, 04/01/43	1,642	1,579,623
4.00%, 08/01/43	252	241,980
4.00%, 10/01/43	175	169,592
4.00%, 11/01/43	4	3,583
4.00%, 12/01/43	796	768,287
4.00%, 01/01/44	58	56,119
4.00%, 02/01/44	918	886,013
4.00%, 03/01/44	20	19,623
4.00%, 04/01/44	504	486,845
4.00%, 05/01/44	490	471,000
4.00%, 06/01/44	1,420	1,365,393
4.00%, 07/01/44	2,470	2,379,897
4.00%, 08/01/44	25	23,962
4.00%, 09/01/44	574	551,960
4.00%, 10/01/44	343	329,562
4.00%, 11/01/44	265	254,643
4.00%, 12/01/44	919	884,286
4.00%, 01/01/45	1,097	1,054,629
4.00%, 02/01/45	6,762	6,507,176
4.00%, 04/01/45	4,821	4,666,618
4.00%, 06/01/45	14	13,312
4.00%, 07/01/45	1,194	1,143,785
4.00%, 08/01/45	21	20,048
4.00%, 09/01/45	2,342	2,245,350
4.00%, 10/01/45	962	922,074
4.00%, 11/01/45	825	791,025
4.00%, 12/01/45	546	524,544
4.00%, 01/01/46	1,114	1,067,447
4.00%, 02/01/46	981	940,443
4.00%, 03/01/46	1,025	980,602
4.00%, 04/01/46	1,168	1,117,507
4.00%, 05/01/46	3,965	3,791,960
4.00%, 06/01/46	112	105,789
4.00%, 07/01/46	2,128	2,045,344
4.00%, 08/01/46	48	46,164
4.00%, 09/01/46	1,001	957,779
4.00%, 10/01/46	882	845,502
4.00%, 11/01/46	16,194	15,489,385
4.00%, 12/01/46	32	31,085
4.00%, 01/01/47	214	206,567
4.00%, 02/01/47	4,579	4,380,435
4.00%, 04/01/47	178	170,520
4.00%, 06/01/47	3,411	3,286,568
4.00%, 07/01/47	831	793,916

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 08/01/47	$2,912		$2,780,026
4.00%, 09/01/47	102		96,937
4.00%, 10/01/47	888		847,376
4.00%, 11/01/47	3,633		3,474,802
4.00%, 12/01/47	5,789		5,527,434
4.00%, 01/01/48	3,692		3,552,855
4.00%, 02/01/48	9,662		9,303,820
4.00%, 04/01/48	1,183		1,131,483
4.00%, 05/01/48	567		549,950
4.00%, 06/01/48	13,495		12,987,479
4.00%, 07/01/48	74		70,597
4.00%, 08/01/48	1,299		1,239,215
4.00%, 09/01/48	11,202		10,686,535
4.00%, 10/01/48	8,947		8,567,564
4.00%, 11/01/48	5,937		5,660,346
4.00%, 12/01/48	2,834		2,721,880
4.00%, 01/01/49	4,615		4,438,820
4.00%, 02/01/49	19,982		19,064,777
4.00%, 03/01/49	944		907,874
4.00%, 04/01/49	2,678		2,550,502
4.00%, 05/01/49	685		656,511
4.00%, 06/01/52	14,475		13,585,968
4.00%, 07/01/52	4,953		4,647,761
4.00%, 08/01/52	43,595		40,951,746
4.00%, 09/01/52	20,985		19,746,984
4.00%, 10/01/52	4,964		4,693,352
4.03%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	7		7,043
4.06%, 11/01/41, (12 mo. LIBOR US + 1.892%)(a)	255		255,552
4.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	325		321,677
4.15%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	105		103,711
4.15%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	224		221,165
4.16%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	206		205,124
4.38%, 12/01/33, (12 mo. LIBOR US + 2.250%)(a)	43		43,299
4.50%, 03/01/23	0	(b)	13
4.50%, 04/01/23	0	(b)	27
4.50%, 05/01/23	0	(b)	89
4.50%, 06/01/23	0	(b)	98
4.50%, 01/01/24	0	(b)	331
4.50%, 02/01/24	0	(b)	90
4.50%, 04/01/24	5		4,548
4.50%, 07/01/24	59		58,726
4.50%, 07/01/24	0	(b)	170
4.50%, 08/01/24	22		21,248
4.50%, 09/01/24	49		47,585
4.50%, 10/01/24	64		62,956
4.50%, 11/01/24	10		10,095
4.50%, 04/01/25	4		4,294
4.50%, 05/01/25	1		1,463
4.50%, 07/01/25	2		2,260
4.50%, 08/01/25	7		7,366
4.50%, 09/01/25	6		5,971
4.50%, 09/01/26	6		6,027
4.50%, 08/01/30	658		650,582
4.50%, 04/01/33	474		468,188
4.50%, 08/01/33	2		1,998
4.50%, 03/01/34	0	(b)	427
4.50%, 04/01/34	2		1,578
4.50%, 05/01/34	0	(b)	318
4.50%, 06/01/34	0	(b)	458
4.50%, 06/01/35	1		1,440

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/35	$45		$44,256
4.50%, 10/01/35	3		2,644
4.50%, 11/01/35	19		18,710
4.50%, 01/01/36	4		3,903
4.50%, 08/01/36	8		7,395
4.50%, 06/01/38	37		36,317
4.50%, 07/01/38	1		1,402
4.50%, 10/01/38	0	(b)	479
4.50%, 02/01/39	40		38,160
4.50%, 02/01/39	0	(b)	271
4.50%, 03/01/39	2,316		2,291,615
4.50%, 03/01/39	0	(b)	672
4.50%, 04/01/39	0	(b)	458
4.50%, 04/01/39	33		32,756
4.50%, 05/01/39	2,303		2,278,728
4.50%, 06/01/39	68		65,977
4.50%, 07/01/39	163		160,557
4.50%, 08/01/39	59		57,537
4.50%, 09/01/39	247		243,292
4.50%, 10/01/39	2,141		2,117,420
4.50%, 11/01/39	57		55,600
4.50%, 12/01/39	73		71,538
4.50%, 01/01/40	58		56,978
4.50%, 02/01/40	296		293,091
4.50%, 03/01/40	8		8,272
4.50%, 04/01/40	82		80,683
4.50%, 05/01/40	58		57,129
4.50%, 06/01/40	19		18,269
4.50%, 07/01/40	55		54,548
4.50%, 08/01/40	178		175,073
4.50%, 09/01/40	1,259		1,246,310
4.50%, 10/01/40	16		15,477
4.50%, 11/01/40	1		1,230
4.50%, 01/01/41	4		4,010
4.50%, 02/01/41	2,621		2,594,646
4.50%, 03/01/41	81		80,671
4.50%, 04/01/41	119		117,892
4.50%, 05/01/41	3,382		3,354,301
4.50%, 06/01/41	4,156		4,114,851
4.50%, 07/01/41	69		68,645
4.50%, 08/01/41	544		538,535
4.50%, 10/01/41	157		154,841
4.50%, 11/01/41	8		8,226
4.50%, 01/01/42	5		4,550
4.50%, 03/01/42	27		25,906
4.50%, 05/01/42	1,887		1,867,789
4.50%, 09/01/43	1,438		1,422,252
4.50%, 10/01/43	930		924,201
4.50%, 11/01/43	182		179,136
4.50%, 12/01/43	149		147,407
4.50%, 01/01/44	118		116,697
4.50%, 02/01/44	454		449,483
4.50%, 03/01/44	1,259		1,255,428
4.50%, 04/01/44	5		5,094
4.50%, 05/01/44	131		129,294
4.50%, 06/01/44	142		140,745
4.50%, 07/01/44	157		155,727
4.50%, 08/01/44	25		24,470
4.50%, 09/01/44	55		53,601
4.50%, 10/01/44	468		462,974

104	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 11/01/44	$612		$605,201
4.50%, 12/01/44	1,148		1,137,295
4.50%, 01/01/45	1,624		1,604,424
4.50%, 03/01/45	328		323,740
4.50%, 06/01/45	197		194,491
4.50%, 07/01/45	1,458		1,438,999
4.50%, 08/01/45	475		468,441
4.50%, 09/01/45	420		413,959
4.50%, 10/01/45	342		337,290
4.50%, 11/01/45	67		66,147
4.50%, 01/01/46	418		415,130
4.50%, 03/01/46	349		348,815
4.50%, 04/01/46	334		327,502
4.50%, 05/01/46	1,315		1,300,536
4.50%, 06/01/46	4,850		4,809,394
4.50%, 07/01/46	1,783		1,781,148
4.50%, 08/01/46	152		149,261
4.50%, 09/01/46	2,914		2,882,618
4.50%, 02/01/47	703		693,230
4.50%, 04/01/47	162		160,325
4.50%, 05/01/47	1,175		1,152,654
4.50%, 06/01/47	1,260		1,236,145
4.50%, 08/01/47	789		779,776
4.50%, 09/01/47	804		806,734
4.50%, 05/01/48	1,204		1,190,401
4.50%, 06/01/48	1,492		1,462,655
4.50%, 07/01/48	941		923,514
4.50%, 08/01/48	1,385		1,356,188
4.50%, 09/01/48	1,101		1,078,119
4.50%, 10/01/48	6,046		5,974,281
4.50%, 11/01/48	2,778		2,743,203
4.50%, 12/01/48	3,000		2,935,505
4.50%, 01/01/49	885		866,637
4.50%, 02/01/49	880		869,073
4.50%, 03/01/49	2,643		2,615,572
4.50%, 09/01/49	354		344,835
4.50%, 08/01/52	17,552		16,905,318
4.50%, 10/01/52	4,993		4,837,965
5.00%, 05/01/23	0	(b)	65
5.00%, 06/01/23	0	(b)	48
5.00%, 06/01/23	1		873
5.00%, 07/01/23	0	(b)	146
5.00%, 08/01/23	0	(b)	64
5.00%, 12/01/23	2		1,970
5.00%, 01/01/24	0	(b)	121
5.00%, 07/01/24	0	(b)	118
5.00%, 10/01/24	1		1,272
5.00%, 12/01/24	0	(b)	371
5.00%, 12/01/24	1		762
5.00%, 06/01/25	1		1,013
5.00%, 08/01/25	209		206,716
5.00%, 06/01/26	6		5,670
5.00%, 02/01/30	4		4,199
5.00%, 04/01/33	2		1,959
5.00%, 06/01/33	200		199,901
5.00%, 08/01/33	42		41,800
5.00%, 09/01/33	51		50,952
5.00%, 10/01/33	99		99,899
5.00%, 11/01/33	42		41,274
5.00%, 12/01/33	447		449,426

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 01/01/34	$6		$5,560
5.00%, 03/01/34	13		12,769
5.00%, 04/01/34	12		11,944
5.00%, 05/01/34	54		53,924
5.00%, 06/01/34	0	(b)	469
5.00%, 06/01/34	18		18,218
5.00%, 11/01/34	5		5,393
5.00%, 12/01/34	8		7,992
5.00%, 01/01/35	4		4,167
5.00%, 02/01/35	4		4,435
5.00%, 04/01/35	3		3,243
5.00%, 05/01/35	13		13,206
5.00%, 06/01/35	9		8,919
5.00%, 07/01/35	2,380		2,395,038
5.00%, 08/01/35	457		460,987
5.00%, 09/01/35	94		94,048
5.00%, 09/01/35	0	(b)	239
5.00%, 10/01/35	8		8,885
5.00%, 10/01/35	0	(b)	393
5.00%, 11/01/35	0	(b)	843
5.00%, 11/01/35	29		27,630
5.00%, 12/01/35	52		53,189
5.00%, 12/01/35	0	(b)	423
5.00%, 01/01/36	323		324,307
5.00%, 03/01/36	1		1,343
5.00%, 04/01/36	9		8,703
5.00%, 06/01/36	37		37,744
5.00%, 07/01/36	0	(b)	387
5.00%, 08/01/36	18		18,064
5.00%, 10/01/36	29		28,934
5.00%, 11/01/36	808		812,634
5.00%, 01/01/37	434		436,790
5.00%, 02/01/37	384		386,460
5.00%, 06/01/37	17		16,727
5.00%, 01/01/38	5		4,600
5.00%, 02/01/38	602		606,433
5.00%, 03/01/38	2,430		2,451,282
5.00%, 04/01/38	41		42,001
5.00%, 05/01/38	2		2,076
5.00%, 06/01/38	7		6,505
5.00%, 09/01/38	11		10,283
5.00%, 11/01/38	10		9,833
5.00%, 12/01/38	346		348,828
5.00%, 01/01/39	129		130,242
5.00%, 02/01/39	27		27,033
5.00%, 03/01/39	12		12,128
5.00%, 05/01/39	69		69,056
5.00%, 06/01/39	2		1,981
5.00%, 07/01/39	15		15,461
5.00%, 08/01/39	3,362		3,391,184
5.00%, 09/01/39	31		30,718
5.00%, 10/01/39	434		437,928
5.00%, 12/01/39	19		19,383
5.00%, 01/01/40	237		239,122
5.00%, 02/01/40	60		61,277
5.00%, 03/01/40	1,103		1,113,321
5.00%, 04/01/40	120		120,690
5.00%, 06/01/40	2		2,455
5.00%, 07/01/40	150		150,420
5.00%, 08/01/40	1,636		1,651,550

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 09/01/40	$845		$853,148
5.00%, 11/01/40	70		70,843
5.00%, 02/01/41	229		231,529
5.00%, 03/01/41	2		2,031
5.00%, 04/01/41	70		71,100
5.00%, 05/01/41	3		3,059
5.00%, 07/01/41	262		264,288
5.00%, 08/01/41	1,092		1,103,331
5.00%, 09/01/41	134		135,077
5.00%, 10/01/41	93		94,083
5.00%, 04/01/44	60		60,741
5.00%, 03/01/47	2,374		2,384,713
5.00%, 05/01/47	23		23,257
5.00%, 07/01/47	1,437		1,434,189
5.00%, 03/01/48	700		699,175
5.00%, 04/01/48	1,795		1,791,971
5.00%, 05/01/48	842		840,189
5.00%, 06/01/48	321		324,396
5.00%, 07/01/48	687		686,020
5.00%, 08/01/48	3,471		3,464,472
5.00%, 09/01/48	645		648,595
5.00%, 10/01/48	2,258		2,258,912
5.00%, 11/01/48	747		747,461
5.00%, 01/01/49	1,538		1,547,109
5.00%, 02/01/49	778		776,753
5.00%, 04/01/49	177		175,607
5.00%, 07/01/52	4,853		4,821,859
5.00%, 08/01/52	9,643		9,516,001
5.00%, 09/01/52	20,659		20,511,984
5.00%, 10/01/52	16,460		16,267,748
5.00%, 11/01/52	56,660		55,844,364
5.50%, 04/01/23	0	(b)	9
5.50%, 07/01/24	0	(b)	41
5.50%, 02/01/29	0	(b)	297
5.50%, 04/01/29	3		2,609
5.50%, 07/01/31	0	(b)	147
5.50%, 11/01/31	0	(b)	134
5.50%, 12/01/31	1		1,069
5.50%, 01/01/32	0	(b)	97
5.50%, 02/01/32	1		683
5.50%, 04/01/32	10		9,833
5.50%, 09/01/32	29		28,540
5.50%, 09/01/32	0	(b)	181
5.50%, 10/01/32	11		11,831
5.50%, 11/01/32	1		630
5.50%, 12/01/32	34		34,979
5.50%, 01/01/33	6		5,784
5.50%, 01/01/33	0	(b)	130
5.50%, 03/01/33	3		3,159
5.50%, 04/01/33	0	(b)	188
5.50%, 04/01/33	12		11,483
5.50%, 05/01/33	6		6,044
5.50%, 06/01/33	17		17,543
5.50%, 07/01/33	17		17,135
5.50%, 08/01/33	1		1,384
5.50%, 09/01/33	0	(b)	427
5.50%, 10/01/33	130		133,652
5.50%, 10/01/33	0	(b)	207
5.50%, 11/01/33	6		6,383
5.50%, 12/01/33	1		561

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 01/01/34	$0	(b)	$452
5.50%, 01/01/34	53		54,451
5.50%, 02/01/34	605		617,844
5.50%, 03/01/34	221		226,728
5.50%, 07/01/34	8		8,368
5.50%, 08/01/34	8		7,932
5.50%, 09/01/34	1		1,421
5.50%, 10/01/34	110		112,923
5.50%, 11/01/34	0	(b)	357
5.50%, 11/01/34	1		1,155
5.50%, 12/01/34	202		205,956
5.50%, 12/01/34	0	(b)	452
5.50%, 01/01/35	1,325		1,359,064
5.50%, 01/01/35	0	(b)	487
5.50%, 02/01/35	370		378,984
5.50%, 02/01/35	0	(b)	468
5.50%, 03/01/35	10		10,393
5.50%, 04/01/35	197		202,040
5.50%, 04/01/35	0	(b)	488
5.50%, 05/01/35	617		634,095
5.50%, 05/01/35	0	(b)	164
5.50%, 06/01/35	1,617		1,661,761
5.50%, 07/01/35	11		10,783
5.50%, 08/01/35	88		90,980
5.50%, 09/01/35	5		5,633
5.50%, 10/01/35	93		96,182
5.50%, 11/01/35	0	(b)	496
5.50%, 11/01/35	16		15,788
5.50%, 12/01/35	334		343,805
5.50%, 01/01/36	17		17,832
5.50%, 02/01/36	0	(b)	395
5.50%, 02/01/36	8		8,301
5.50%, 03/01/36	32		31,713
5.50%, 04/01/36	4		3,828
5.50%, 05/01/36	467		481,903
5.50%, 06/01/36	14		14,841
5.50%, 07/01/36	719		738,986
5.50%, 08/01/36	88		89,979
5.50%, 08/01/36	0	(b)	408
5.50%, 09/01/36	0	(b)	167
5.50%, 11/01/36	11		11,498
5.50%, 12/01/36	0	(b)	168
5.50%, 12/01/36	6		6,594
5.50%, 01/01/37	74		75,813
5.50%, 02/01/37	14		13,907
5.50%, 02/01/37	0	(b)	267
5.50%, 03/01/37	4		4,097
5.50%, 04/01/37	14		14,514
5.50%, 05/01/37	45		46,029
5.50%, 05/01/37	0	(b)	122
5.50%, 07/01/37	7		7,713
5.50%, 09/01/37	8		7,844
5.50%, 11/01/37	15		16,246
5.50%, 12/01/37	9		8,902
5.50%, 01/01/38	28		28,268
5.50%, 02/01/38	6		5,656
5.50%, 04/01/38	721		741,634
5.50%, 04/01/38	0	(b)	301
5.50%, 05/01/38	297		305,608
5.50%, 05/01/38	0	(b)	125

106	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 06/01/38	$39		$39,237
5.50%, 06/01/38	0	(b)	369
5.50%, 07/01/38	109		113,227
5.50%, 07/01/38	0	(b)	312
5.50%, 08/01/38	29		30,038
5.50%, 09/01/38	92		94,788
5.50%, 10/01/38	29		30,702
5.50%, 11/01/38	15		15,693
5.50%, 11/01/38	0	(b)	128
5.50%, 12/01/38	106		108,828
5.50%, 12/01/38	0	(b)	425
5.50%, 01/01/39	1,472		1,509,237
5.50%, 02/01/39	60		61,573
5.50%, 03/01/39	1		1,062
5.50%, 04/01/39	18		18,114
5.50%, 05/01/39	15		15,282
5.50%, 06/01/39	33		33,670
5.50%, 09/01/39	421		433,817
5.50%, 10/01/39	5		4,919
5.50%, 11/01/39	1,147		1,180,066
5.50%, 12/01/39	81		81,473
5.50%, 01/01/40	86		88,100
5.50%, 02/01/40	27		27,503
5.50%, 03/01/40	6		6,415
5.50%, 05/01/40	10		10,785
5.50%, 06/01/40	27		27,864
5.50%, 03/01/41	10		9,839
5.50%, 06/01/41	3,627		3,729,024
5.50%, 08/01/52	3,622		3,645,117
5.50%, 11/01/52	15,454		15,611,190
5.50%, 12/01/52	27,824		28,081,403
5.50%, 01/01/53	9,212		9,344,859
6.00%, 10/01/25	0	(b)	44
6.00%, 11/01/25	0	(b)	53
6.00%, 02/01/26	0	(b)	474
6.00%, 08/01/26	1		733
6.00%, 02/01/28	0	(b)	46
6.00%, 04/01/28	2		1,255
6.00%, 06/01/28	0	(b)	336
6.00%, 06/01/28	1		1,285
6.00%, 07/01/28	3		2,685
6.00%, 11/01/28	1		570
6.00%, 12/01/28	0	(b)	285
6.00%, 01/01/29	5		4,762
6.00%, 01/01/29	0	(b)	487
6.00%, 02/01/29	0	(b)	67
6.00%, 03/01/29	3		3,445
6.00%, 03/01/29	0	(b)	190
6.00%, 05/01/29	4		4,212
6.00%, 06/01/29	0	(b)	296
6.00%, 07/01/29	1		895
6.00%, 07/01/29	0	(b)	343
6.00%, 09/01/29	0	(b)	383
6.00%, 12/01/30	4		4,331
6.00%, 03/01/31	1		770
6.00%, 04/01/31	0	(b)	260
6.00%, 06/01/31	1		619
6.00%, 06/01/31	0	(b)	199
6.00%, 10/01/31	0	(b)	293
6.00%, 12/01/31	1		808

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 01/01/32	$20		$20,273
6.00%, 01/01/32	0	(b)	76
6.00%, 02/01/32	3		2,909
6.00%, 02/01/32	0	(b)	476
6.00%, 03/01/32	14		14,709
6.00%, 03/01/32	0	(b)	203
6.00%, 04/01/32	0	(b)	491
6.00%, 09/01/32	3		2,773
6.00%, 10/01/32	4		3,892
6.00%, 11/01/32	3		3,866
6.00%, 11/01/32	0	(b)	209
6.00%, 12/01/32	58		60,138
6.00%, 12/01/32	0	(b)	174
6.00%, 01/01/33	4		3,346
6.00%, 02/01/33	5		5,236
6.00%, 03/01/33	5		4,515
6.00%, 03/01/33	0	(b)	383
6.00%, 04/01/33	3		2,675
6.00%, 05/01/33	0	(b)	146
6.00%, 09/01/33	4		3,790
6.00%, 10/01/33	12		12,292
6.00%, 10/01/33	0	(b)	474
6.00%, 11/01/33	13		13,761
6.00%, 05/01/34	9		8,953
6.00%, 06/01/34	12		12,540
6.00%, 07/01/34	11		11,082
6.00%, 08/01/34	0	(b)	656
6.00%, 08/01/34	3		2,305
6.00%, 10/01/34	7		7,598
6.00%, 12/01/34	2		2,335
6.00%, 05/01/35	9		9,633
6.00%, 05/01/35	0	(b)	474
6.00%, 06/01/35	4		3,313
6.00%, 07/01/35	0	(b)	665
6.00%, 07/01/35	2		1,692
6.00%, 08/01/35	20		21,347
6.00%, 09/01/35	2		2,186
6.00%, 12/01/35	6		6,219
6.00%, 01/01/36	4		3,854
6.00%, 02/01/36	6		6,289
6.00%, 03/01/36	2		1,680
6.00%, 05/01/36	9		9,777
6.00%, 06/01/36	17		17,372
6.00%, 07/01/36	9		9,567
6.00%, 08/01/36	3		2,939
6.00%, 09/01/36	273		286,167
6.00%, 10/01/36	374		390,873
6.00%, 11/01/36	21		22,334
6.00%, 12/01/36	69		72,651
6.00%, 12/01/36	0	(b)	396
6.00%, 01/01/37	0	(b)	458
6.00%, 01/01/37	1		1,415
6.00%, 02/01/37	254		266,353
6.00%, 03/01/37	5		4,698
6.00%, 05/01/37	6		6,127
6.00%, 05/01/37	0	(b)	494
6.00%, 07/01/37	4		5,137
6.00%, 08/01/37	7		7,468
6.00%, 08/01/37	0	(b)	231
6.00%, 09/01/37	6		6,246

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 10/01/37	$18		$18,314
6.00%, 10/01/37	0	(b)	530
6.00%, 11/01/37	0	(b)	492
6.00%, 11/01/37	10		10,420
6.00%, 12/01/37	45		46,753
6.00%, 01/01/38	55		57,039
6.00%, 02/01/38	1		1,407
6.00%, 04/01/38	24		24,899
6.00%, 05/01/38	32		33,834
6.00%, 06/01/38	14		14,570
6.00%, 07/01/38	15		16,222
6.00%, 08/01/38	0	(b)	306
6.00%, 08/01/38	14		14,291
6.00%, 09/01/38	1,252		1,313,082
6.00%, 10/01/38	1		743
6.00%, 11/01/38	5		5,543
6.00%, 12/01/38	2		1,887
6.00%, 01/01/39	7		6,969
6.00%, 02/01/39	2		2,004
6.00%, 11/01/39	3		3,591
6.00%, 12/01/39	1		879
6.00%, 04/01/40	6		6,799
6.00%, 07/01/40	3,521		3,692,023
6.50%, 03/01/24	0	(b)	111
6.50%, 04/01/24	0	(b)	51
6.50%, 06/01/24	0	(b)	41
6.50%, 07/01/24	0	(b)	79
6.50%, 09/01/24	2		1,533
6.50%, 12/01/25	0	(b)	19
6.50%, 01/01/26	0	(b)	58
6.50%, 02/01/26	0	(b)	116
6.50%, 03/01/26	0	(b)	169
6.50%, 04/01/26	1		801
6.50%, 03/01/27	0	(b)	270
6.50%, 04/01/28	0	(b)	173
6.50%, 05/01/28	0	(b)	489
6.50%, 06/01/28	0	(b)	351
6.50%, 07/01/28	1		676
6.50%, 09/01/28	0	(b)	447
6.50%, 10/01/28	0	(b)	580
6.50%, 12/01/28	1		1,497
6.50%, 12/01/28	0	(b)	287
6.50%, 01/01/29	3		3,143
6.50%, 02/01/29	0	(b)	466
6.50%, 02/01/29	2		2,175
6.50%, 03/01/29	3		3,272
6.50%, 04/01/29	0	(b)	986
6.50%, 04/01/29	3		2,312
6.50%, 05/01/29	0	(b)	1,038
6.50%, 06/01/29	0	(b)	570
6.50%, 07/01/29	0	(b)	493
6.50%, 08/01/29	3		3,114
6.50%, 09/01/29	4		4,586
6.50%, 08/01/30	1		788
6.50%, 01/01/31	0	(b)	126
6.50%, 05/01/31	1		740
6.50%, 05/01/31	0	(b)	59
6.50%, 06/01/31	0	(b)	171
6.50%, 06/01/31	3		3,453
6.50%, 07/01/31	1		1,556

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 07/01/31	$0	(b)	$90
6.50%, 08/01/31	0	(b)	347
6.50%, 08/01/31	3		2,228
6.50%, 09/01/31	2		1,195
6.50%, 10/01/31	0	(b)	337
6.50%, 11/01/31	0	(b)	439
6.50%, 12/01/31	6		6,241
6.50%, 01/01/32	0	(b)	45
6.50%, 02/01/32	3		2,735
6.50%, 02/01/32	0	(b)	444
6.50%, 03/01/32	0	(b)	402
6.50%, 03/01/32	2		2,918
6.50%, 04/01/32	2		2,221
6.50%, 04/01/32	0	(b)	125
6.50%, 05/01/32	0	(b)	163
6.50%, 07/01/32	1		683
6.50%, 08/01/32	8		6,880
6.50%, 08/01/32	0	(b)	1,061
6.50%, 09/01/32	1		1,231
6.50%, 10/01/32	2		1,830
6.50%, 11/01/32	1		737
6.50%, 12/01/32	3		3,030
6.50%, 12/01/33	6		6,295
6.50%, 04/01/34	19		20,297
6.50%, 07/01/34	2		1,986
6.50%, 09/01/34	3		3,711
6.50%, 01/01/35	2		2,493
6.50%, 04/01/35	1		584
6.50%, 08/01/35	6		5,896
6.50%, 02/01/36	0	(b)	482
6.50%, 06/01/36	1		1,312
6.50%, 08/01/36	1		1,304
6.50%, 09/01/36	32		33,660
6.50%, 10/01/36	11		11,539
6.50%, 11/01/36	1		829
6.50%, 08/01/37	3		3,121
6.50%, 10/01/37	9		9,533
6.50%, 11/01/37	3		3,559
6.50%, 12/01/37	0	(b)	205
6.50%, 12/01/37	15		15,899
6.50%, 01/01/38	1		897
6.50%, 02/01/38	13		13,908
6.50%, 02/01/38	0	(b)	234
6.50%, 07/01/38	1		1,301
6.50%, 08/01/38	1		1,114
6.50%, 10/01/38	1		538
6.50%, 12/01/38	2		2,537
6.50%, 01/01/39	11		10,934
6.50%, 09/01/39	17		18,172
7.00%, 04/01/23	0	(b)	5
7.00%, 07/01/23	0	(b)	23
7.00%, 09/01/23	0	(b)	7
7.00%, 02/01/24	0	(b)	3
7.00%, 05/01/24	0	(b)	60
7.00%, 07/01/24	0	(b)	29
7.00%, 12/01/25	0	(b)	6
7.00%, 03/01/26	0	(b)	180
7.00%, 03/01/26	1		698
7.00%, 06/01/26	0	(b)	124
7.00%, 12/01/26	0	(b)	113

108	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 01/01/27	$0	(b)	$89
7.00%, 02/01/27	0	(b)	374
7.00%, 03/01/27	0	(b)	111
7.00%, 04/01/27	0	(b)	28
7.00%, 05/01/27	0	(b)	49
7.00%, 09/01/27	1		558
7.00%, 10/01/27	0	(b)	236
7.00%, 11/01/27	0	(b)	259
7.00%, 12/01/27	1		564
7.00%, 12/01/27	0	(b)	80
7.00%, 05/01/28	0	(b)	456
7.00%, 07/01/28	0	(b)	22
7.00%, 10/01/28	0	(b)	278
7.00%, 11/01/28	1		585
7.00%, 12/01/28	2		1,712
7.00%, 03/01/29	0	(b)	185
7.00%, 06/01/29	1		1,280
7.00%, 06/01/29	0	(b)	58
7.00%, 07/01/29	0	(b)	162
7.00%, 07/01/29	2		2,420
7.00%, 09/01/29	0	(b)	178
7.00%, 10/01/29	1		1,051
7.00%, 01/01/30	0	(b)	15
7.00%, 02/01/30	0	(b)	92
7.00%, 05/01/30	0	(b)	115
7.00%, 12/01/30	0	(b)	457
7.00%, 01/01/31	0	(b)	17
7.00%, 01/01/31	1		562
7.00%, 02/01/31	1		656
7.00%, 05/01/31	0	(b)	452
7.00%, 07/01/31	1		1,173
7.00%, 08/01/31	1		1,194
7.00%, 09/01/31	2		1,836
7.00%, 12/01/31	1		1,121
7.00%, 12/01/31	0	(b)	471
7.00%, 02/01/32	1		1,432
7.00%, 03/01/32	3		2,892
7.00%, 05/01/32	1		1,081
7.00%, 05/01/32	0	(b)	375
7.00%, 06/01/32	1		1,119
7.00%, 06/01/32	0	(b)	408
7.00%, 07/01/32	3		3,247
7.00%, 08/01/32	2		2,499
7.00%, 09/01/32	1		610
7.00%, 11/01/32	1		854
7.00%, 10/01/33	9		9,328
7.00%, 11/01/36	2		1,451
7.00%, 12/01/36	6		5,964
7.00%, 09/01/38	2		1,683
7.50%, 01/01/24	0	(b)	2
7.50%, 05/01/24	0	(b)	3
7.50%, 06/01/24	0	(b)	4
7.50%, 11/01/25	0	(b)	135
7.50%, 01/01/26	0	(b)	333
7.50%, 03/01/26	0	(b)	121
7.50%, 04/01/26	0	(b)	72
7.50%, 05/01/26	0	(b)	131
7.50%, 10/01/26	0	(b)	136
7.50%, 12/01/26	0	(b)	17
7.50%, 04/01/27	0	(b)	88

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 06/01/27	$0	(b)	$58
7.50%, 08/01/27	0	(b)	158
7.50%, 09/01/27	0	(b)	40
7.50%, 12/01/27	0	(b)	345
7.50%, 03/01/28	1		698
7.50%, 07/01/28	0	(b)	132
7.50%, 11/01/28	0	(b)	138
7.50%, 07/01/29	6		6,469
7.50%, 12/01/29	0	(b)	60
7.50%, 01/01/30	0	(b)	139
7.50%, 03/01/30	0	(b)	69
7.50%, 05/01/30	0	(b)	81
7.50%, 06/01/30	0	(b)	30
7.50%, 07/01/30	0	(b)	10
7.50%, 08/01/30	0	(b)	595
7.50%, 09/01/30	1		1,200
7.50%, 10/01/30	0	(b)	579
7.50%, 11/01/30	1		939
7.50%, 12/01/30	1		656
7.50%, 01/01/31	0	(b)	31
7.50%, 02/01/31	0	(b)	62
7.50%, 09/01/31	1		1,137
7.50%, 01/01/32	1		1,409
8.00%, 12/01/23	0	(b)	1
8.00%, 04/01/24	0	(b)	6
8.00%, 05/01/24	0	(b)	9
8.00%, 05/01/25	0	(b)	34
8.00%, 10/01/25	0	(b)	12
8.00%, 11/01/25	0	(b)	271
8.00%, 09/01/26	0	(b)	416
8.00%, 10/01/26	0	(b)	88
8.00%, 11/01/26	0	(b)	205
8.00%, 03/01/27	0	(b)	211
8.00%, 05/01/27	0	(b)	192
8.00%, 06/01/27	0	(b)	98
8.00%, 09/01/27	0	(b)	122
8.00%, 11/01/27	0	(b)	51
8.00%, 10/01/29	0	(b)	59
8.00%, 11/01/29	0	(b)	364
8.00%, 12/01/29	0	(b)	131
8.00%, 01/01/30	0	(b)	54
8.00%, 03/01/30	1		642
8.00%, 07/01/30	0	(b)	43
8.00%, 06/01/31	1		1,187
8.50%, 06/01/24	0	(b)	6
8.50%, 11/01/24	0	(b)	18
8.50%, 01/01/25	0	(b)	31
8.50%, 03/01/25	0	(b)	79
8.50%, 06/01/25	0	(b)	29
8.50%, 09/01/25	0	(b)	88
8.50%, 07/01/30	0	(b)	191
9.00%, 04/01/25	0	(b)	32
9.00%, 10/01/25	0	(b)	44
9.50%, 06/01/25	0	(b)	27
10.00%, 04/01/25	0	(b)	24
Federal National Mortgage Association
1.50%, 07/01/37	24,451		21,124,675
2.00%, 07/01/30	1,653		1,534,748
2.00%, 02/01/31	8,983		8,455,656
2.00%, 08/01/35	2,500		2,226,596

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 04/01/36	$6,921	$6,158,077
2.00%, 07/01/36	1,084	964,644
2.00%, 03/01/37	7,794	6,935,160
2.00%, 04/01/37	1,593	1,422,140
2.00%, 05/01/37	2,506	2,238,056
2.00%, 10/01/50	1,960	1,603,420
2.00%, 11/01/50	5,270	4,305,024
2.00%, 02/01/51	170,257	139,144,247
2.00%, 03/01/51	6,223	5,090,509
2.00%, 05/01/51	1,439	1,176,308
2.00%, 08/01/51	3,903	3,186,400
2.00%, 09/01/51	5,500	4,488,993
2.00%, 12/01/51	4,785	3,906,940
2.00%, 02/01/52	49,895	40,707,999
2.00%, 03/01/52	15,500	12,658,179
2.50%, 12/01/31	315	292,205
2.50%, 02/01/32	3,043	2,820,408
2.50%, 07/01/33	4,931	4,569,532
2.50%, 09/01/34	1,095	1,005,984
2.50%, 04/01/35	8,922	8,191,040
2.50%, 07/01/35	741	679,351
2.50%, 12/01/35	27,288	25,021,858
2.50%, 12/01/36	861	789,320
2.50%, 02/01/37	5,766	5,269,223
2.50%, 03/01/37	7,296	6,665,932
2.50%, 05/01/37	1,221	1,113,698
2.50%, 01/01/47	1,063	901,711
2.50%, 07/01/50	12,037	10,292,880
2.50%, 09/01/50	1,268	1,078,052
2.50%, 05/01/51	7,734	6,591,558
2.50%, 06/01/51	951	809,462
2.50%, 07/01/51	977	827,539
2.50%, 08/01/51	33,812	28,753,189
2.50%, 10/01/51	5,818	4,941,757
2.50%, 11/01/51	4,841	4,100,886
2.50%, 12/01/51	3,581	3,053,774
2.50%, 01/01/52	7,296	6,180,846
2.50%, 02/01/52	11,634	9,859,764
2.50%, 03/01/52	5,812	4,963,132
2.50%, 04/01/52	14,750	12,514,877
2.50%, 09/01/52	44,945	38,219,980
2.75%, 12/01/38, (12 mo. LIBOR US + 1.817%)(a)	188	187,187
3.00%, 07/01/30	1,225	1,153,748
3.00%, 08/01/31	33	31,248
3.00%, 07/01/34	3,295	3,084,205
3.00%, 09/01/34	2,035	1,904,769
3.00%, 05/01/35	1,116	1,044,002
3.00%, 07/01/35	367	343,104
3.00%, 04/01/36	831	775,280
3.00%, 05/01/37	33,392	31,151,947
3.00%, 10/01/37	2,403	2,239,339
3.00%, 12/01/37	1,065	992,860
3.00%, 02/01/47	6,852	6,204,954
3.00%, 03/01/47	5,013	4,421,275
3.00%, 08/01/49	5,969	5,344,850
3.00%, 09/01/49	2,691	2,393,844
3.00%, 10/01/49	6,667	5,964,932
3.00%, 01/01/50	1,063	945,328
3.00%, 02/01/50	1,468	1,306,192
3.00%, 03/01/50	4,831	4,316,414

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/01/50	$4,902	$4,375,019
3.00%, 07/01/50	3,646	3,253,788
3.00%, 08/01/50	4,930	4,407,020
3.00%, 04/01/51	9,325	8,306,529
3.00%, 06/01/51	340	301,767
3.00%, 10/01/51	212,632	187,830,332
3.00%, 11/01/51	117,883	104,098,128
3.00%, 02/01/52	2,015	1,777,838
3.31%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	330	326,643
3.39%, 06/01/43, (12 mo. LIBOR US + 1.535%)(a)	707	709,735
3.50%, 05/01/32	334	319,836
3.50%, 03/01/33	4,852	4,656,074
3.50%, 05/01/33	2,216	2,130,230
3.50%, 10/01/34	521	498,705
3.50%, 02/01/35	1,207	1,156,318
3.50%, 05/01/35	2,067	1,975,832
3.50%, 07/01/37	413	393,720
3.50%, 12/01/37	1,916	1,826,404
3.50%, 07/01/43	12,196	11,419,743
3.50%, 09/01/46	109	102,307
3.50%, 01/01/47	536	503,148
3.50%, 01/01/49	1,300	1,202,569
3.50%, 02/01/49	2,711	2,508,058
3.50%, 07/01/49	11,234	10,439,338
3.50%, 09/01/49	385	354,167
3.50%, 12/01/49	6,663	6,137,050
3.50%, 01/01/50	2,559	2,357,486
3.50%, 02/01/50	5,426	4,997,846
3.50%, 04/01/50	10,935	10,112,850
3.50%, 06/01/50	2,593	2,381,647
3.50%, 07/01/50	5,920	5,452,618
3.50%, 12/01/50	219	201,351
3.50%, 11/01/51	5,864	5,457,746
3.50%, 01/01/52	5,273	4,815,742
3.50%, 08/01/52	336	306,219
3.95%, 08/01/42, (12 mo. LIBOR US + 1.695%)(a)	641	647,290
4.00%, 09/01/26	530	515,952
4.00%, 10/01/33	418	408,549
4.00%, 09/01/34	4,644	4,541,869
4.00%, 08/01/35	1,547	1,511,533
4.00%, 08/01/37	1,334	1,301,538
4.00%, 10/01/37	1,132	1,103,624
4.00%, 11/01/37	7,123	6,945,762
4.00%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	61	60,886
4.00%, 02/01/47	7,887	7,581,286
4.00%, 12/01/47	1,357	1,294,462
4.00%, 01/01/49	1,207	1,150,915
4.00%, 03/01/49	16,226	15,447,350
4.00%, 04/01/49	7,134	6,786,370
4.00%, 09/01/49	7,923	7,552,179
4.00%, 10/01/49	23,650	22,789,724
4.00%, 01/01/50	356	338,663
4.00%, 06/01/50	1,495	1,421,892
4.00%, 08/01/51	1,343	1,277,711
4.00%, 05/01/52	9,489	9,010,964
4.00%, 08/01/52	43,777	41,059,211
4.00%, 10/01/52	10,638	10,096,114
4.00%, 01/01/57	4,495	4,316,844
4.00%, 02/01/57	5,103	4,901,468
4.07%, 09/01/41, (12 mo. LIBOR US + 1.815%)(a)	40	40,232

110	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.07%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	$515	$516,043
4.50%, 08/01/25	192	188,902
4.50%, 07/01/33	38	37,483
4.50%, 01/01/35	1,407	1,387,985
4.50%, 02/01/44	927	916,444
4.50%, 09/01/48	3,065	3,013,486
4.50%, 02/01/49	758	741,019
4.50%, 07/01/49	431	419,888
4.50%, 12/01/49	243	236,701
4.50%, 12/01/50	420	409,236
4.50%, 05/01/52	4,455	4,370,903
4.50%, 07/01/52	46,702	45,011,084
4.50%, 08/01/52	4,255	4,100,914
4.50%, 09/01/52	13,510	13,008,772
4.50%, 10/01/52	17,643	17,161,976
4.50%, 12/01/52	15,327	14,765,807
5.00%, 08/01/49	17,263	17,329,564
5.00%, 08/01/52	20,675	20,536,935
5.00%, 09/01/52	962	953,823
5.00%, 10/01/52	19,773	19,578,294
5.00%, 11/01/52	60,982	60,166,881
5.00%, 12/01/52	20,040	19,898,051
5.50%, 10/01/33	193	197,014
5.50%, 08/01/38	674	692,100
5.50%, 08/01/52	72,058	72,751,960
5.50%, 09/01/52	12,952	13,088,268
5.50%, 10/01/52	1,441	1,455,064
5.50%, 11/01/52	10,756	10,844,740
5.50%, 12/01/52	12,322	12,495,696
5.50%, 02/01/53	4,952	4,954,384
Government National Mortgage Association
1.50%, 04/20/51	529	418,375
2.00%, 07/20/50	11,391	9,608,513
2.00%, 08/20/50	71,839	60,599,627
2.00%, 09/20/50	4,894	4,128,082
2.00%, 10/20/50	637	537,307
2.00%, 11/20/50	24,788	20,930,595
2.00%, 12/20/50	59,380	50,089,975
2.00%, 01/20/51	19,559	16,498,589
2.00%, 02/20/51	27,483	23,167,168
2.00%, 03/20/51	11,736	9,912,674
2.00%, 04/20/51	3,179	2,684,128
2.00%, 06/20/51	3,820	3,223,199
2.00%, 07/20/51	3,288	2,767,795
2.00%, 08/20/51	4,598	3,904,192
2.00%, 09/20/51	684	575,206
2.00%, 10/20/51	298,243	250,779,987
2.00%, 11/20/51	36,407	30,603,323
2.00%, 12/20/51	306,687	257,666,289
2.00%, 01/20/52	156,719	131,593,185
2.00%, 02/20/52	6,019	5,042,981
2.00%, 03/20/52	99,479	83,344,680
2.00%, 04/20/52	92,635	77,610,905
2.00%, 06/20/52	9,718	8,141,927
2.00%, 03/21/53(c)	131,815	110,474,873
2.50%, 03/20/27	28	26,412
2.50%, 08/20/27	40	38,521
2.50%, 09/20/27	54	51,195
2.50%, 01/20/28	179	170,972
2.50%, 04/20/28	101	95,613

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 11/20/30	$87	$81,283
2.50%, 04/20/32	270	251,119
2.50%, 12/20/42	445	389,487
2.50%, 03/15/43	662	579,174
2.50%, 03/20/43	166	144,759
2.50%, 04/15/43	30	26,544
2.50%, 01/20/45	17	15,073
2.50%, 04/15/45	37	32,293
2.50%, 06/15/45	63	55,055
2.50%, 10/20/45	10,432	9,120,925
2.50%, 09/15/46	16	14,096
2.50%, 10/15/46	360	311,605
2.50%, 11/20/46	211	185,567
2.50%, 12/20/46	11,884	10,451,785
2.50%, 01/20/47	4,475	3,935,561
2.50%, 11/20/47	103	90,203
2.50%, 10/20/49	2,127	1,855,153
2.50%, 01/20/50	75	65,731
2.50%, 04/20/50	14,829	12,931,465
2.50%, 06/20/50	16,851	14,694,819
2.50%, 08/20/50	15,199	13,254,693
2.50%, 09/20/50	29,975	26,139,826
2.50%, 01/20/51	78,529	68,482,008
2.50%, 02/20/51	79,943	69,683,151
2.50%, 03/20/51	112	97,423
2.50%, 04/20/51	92	79,591
2.50%, 05/20/51	206,757	180,073,668
2.50%, 06/20/51	4,469	3,891,094
2.50%, 07/20/51	246,966	213,707,230
2.50%, 08/20/51	113,979	98,830,984
2.50%, 09/20/51	45,667	39,592,135
2.50%, 10/20/51	5,372	4,644,574
2.50%, 11/20/51	36,961	32,017,535
2.50%, 12/20/51	140,111	121,371,038
2.50%, 01/20/52	23,731	20,518,491
2.50%, 02/20/52	9,575	8,287,039
2.50%, 03/20/52	82,761	71,560,041
2.50%, 04/20/52	158,643	137,539,448
2.50%, 05/20/52	38,787	33,533,561
2.50%, 06/20/52	4,055	3,506,183
2.50%, 07/20/52	9,606	8,323,535
2.50%, 08/20/52	26,104	22,678,989
2.50%, 09/20/52	6,754	5,867,917
2.50%, 10/20/52	10,821	9,391,143
2.50%, 12/20/52	20,512	17,753,178
2.50%, 03/21/53(c)	58,792	50,836,707
3.00%, 01/20/27	102	97,468
3.00%, 04/15/27	48	45,390
3.00%, 04/20/27	60	57,303
3.00%, 05/20/27	2,416	2,301,823
3.00%, 07/15/27	1,183	1,127,607
3.00%, 09/15/27	19	17,809
3.00%, 09/20/27	96	91,129
3.00%, 10/15/27	295	280,956
3.00%, 11/20/27	15	14,618
3.00%, 01/20/28	14	13,418
3.00%, 09/20/28	45	43,032
3.00%, 10/20/28	59	55,501
3.00%, 11/20/28	141	133,992
3.00%, 01/20/29	45	42,717

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/20/29	$124	$115,861
3.00%, 10/20/30	15	13,717
3.00%, 12/20/31	178	166,851
3.00%, 01/20/42	14	12,821
3.00%, 04/15/42	261	237,272
3.00%, 07/20/42	164	149,466
3.00%, 08/15/42	357	324,670
3.00%, 08/20/42	161	146,875
3.00%, 09/15/42	5,580	5,074,691
3.00%, 09/20/42	459	418,743
3.00%, 10/15/42	779	708,408
3.00%, 10/20/42	5,522	5,036,164
3.00%, 11/15/42	4,583	4,168,904
3.00%, 11/20/42	339	309,564
3.00%, 12/15/42	308	279,759
3.00%, 12/20/42	1,218	1,111,010
3.00%, 01/20/43	8,555	7,802,104
3.00%, 02/15/43	520	473,040
3.00%, 02/20/43	367	334,696
3.00%, 03/15/43	240	217,771
3.00%, 04/15/43	346	315,630
3.00%, 04/20/43	4,287	3,909,225
3.00%, 05/15/43	147	133,060
3.00%, 05/20/43	4,660	4,249,548
3.00%, 06/15/43	63	58,001
3.00%, 06/20/43	980	893,658
3.00%, 07/15/43	85	76,641
3.00%, 07/20/43	2,397	2,185,647
3.00%, 08/15/43	678	616,922
3.00%, 09/15/43	1,346	1,224,547
3.00%, 09/20/43	973	887,599
3.00%, 11/20/43	36	32,662
3.00%, 12/20/43	10	8,886
3.00%, 01/15/44	338	307,209
3.00%, 01/20/44	2,897	2,641,331
3.00%, 02/20/44	958	873,709
3.00%, 03/20/44	1,015	925,333
3.00%, 04/20/44	19	17,762
3.00%, 05/15/44	15	13,252
3.00%, 06/20/44	181	165,279
3.00%, 07/20/44	546	496,266
3.00%, 08/20/44	32,926	30,025,057
3.00%, 09/20/44	650	590,559
3.00%, 10/15/44	471	427,489
3.00%, 10/20/44	3,414	3,113,688
3.00%, 11/20/44	7,960	7,236,224
3.00%, 12/20/44	17	15,890
3.00%, 01/20/45	27	24,660
3.00%, 03/15/45	843	763,030
3.00%, 03/20/45	15	13,411
3.00%, 04/20/45	237	214,858
3.00%, 05/15/45	2,071	1,871,229
3.00%, 05/20/45	8,633	7,837,480
3.00%, 07/15/45	47	42,763
3.00%, 07/20/45	14,105	12,804,876
3.00%, 08/15/45	1,788	1,615,515
3.00%, 08/20/45	30,985	28,128,507
3.00%, 09/20/45	346	313,910
3.00%, 10/20/45	8,301	7,535,100
3.00%, 11/20/45	3,620	3,286,541

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/20/45	$11,151	$10,122,924
3.00%, 01/20/46	4,303	3,906,876
3.00%, 02/20/46	10,968	9,957,191
3.00%, 03/20/46	4,715	4,279,816
3.00%, 04/20/46	4,997	4,535,836
3.00%, 05/20/46	14,024	12,729,139
3.00%, 06/20/46	10,419	9,457,215
3.00%, 07/15/46	496	445,611
3.00%, 07/20/46	15,391	13,970,336
3.00%, 08/20/46	29,788	27,037,130
3.00%, 09/20/46	23,971	21,757,711
3.00%, 10/20/46	8,364	7,592,034
3.00%, 11/15/46	136	121,810
3.00%, 11/20/46	16,048	14,566,715
3.00%, 12/15/46	5,178	4,679,163
3.00%, 12/20/46	29,385	26,671,966
3.00%, 01/20/47	21,481	19,497,765
3.00%, 02/15/47	11,864	10,685,824
3.00%, 02/20/47	49,787	45,190,261
3.00%, 03/20/47	16,508	14,983,379
3.00%, 04/20/47	11,061	10,036,136
3.00%, 06/15/47	174	156,513
3.00%, 06/20/47	6,555	5,947,456
3.00%, 07/20/47	2,899	2,629,943
3.00%, 08/20/47	1,155	1,048,034
3.00%, 09/15/47	112	100,821
3.00%, 09/20/47	6,218	5,641,423
3.00%, 11/20/47	13,011	11,805,238
3.00%, 12/15/47	29	26,437
3.00%, 12/20/47	854	775,135
3.00%, 01/20/48	37,617	34,130,619
3.00%, 02/20/48	4,950	4,481,016
3.00%, 03/20/48	3,072	2,787,254
3.00%, 04/20/48	6,834	6,200,983
3.00%, 05/20/48	2,855	2,590,327
3.00%, 07/20/48	99	90,100
3.00%, 08/20/48	2,640	2,395,232
3.00%, 09/20/48	1,548	1,404,706
3.00%, 10/20/48	1,005	911,528
3.00%, 11/20/48	2,287	2,075,231
3.00%, 12/20/48	1,414	1,282,958
3.00%, 01/20/49	543	492,519
3.00%, 02/20/49	559	506,966
3.00%, 04/20/49	2,345	2,127,406
3.00%, 06/20/49	3,381	3,067,867
3.00%, 07/20/49	8,196	7,407,210
3.00%, 09/20/49	22,418	20,236,380
3.00%, 10/20/49	29,667	26,771,871
3.00%, 11/15/49	419	376,166
3.00%, 11/20/49	4,719	4,255,669
3.00%, 12/20/49	35,725	32,218,360
3.00%, 01/20/50	24,695	22,264,155
3.00%, 02/15/50	3,018	2,708,904
3.00%, 02/20/50	40,728	36,741,131
3.00%, 03/20/50	7,716	6,949,128
3.00%, 04/20/50	1,061	955,631
3.00%, 06/20/50	1,268	1,134,574
3.00%, 07/20/50	211	190,429
3.00%, 08/20/50	11,046	9,940,053
3.00%, 09/20/50	2,904	2,612,768

112	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/20/50	$2,472	$2,224,666
3.00%, 01/20/51	4,675	4,204,529
3.00%, 05/20/51	1,426	1,278,979
3.00%, 06/20/51	12,388	11,109,915
3.00%, 07/20/51	1,598	1,432,948
3.00%, 08/20/51	8,167	7,320,005
3.00%, 09/20/51	17,619	15,786,195
3.00%, 10/20/51	2,064	1,848,863
3.00%, 11/20/51	28,274	25,317,320
3.00%, 12/20/51	25,861	23,149,634
3.00%, 03/20/52	108	96,089
3.00%, 04/20/52	486	434,734
3.00%, 05/20/52	13,581	12,110,205
3.00%, 06/20/52	2,413	2,151,805
3.00%, 07/20/52	29,610	26,498,258
3.00%, 08/20/52	28,907	25,869,331
3.00%, 09/20/52	56,574	50,644,523
3.00%, 01/20/53	8,083	7,225,202
3.00%, 03/21/53(c)	63,687	56,846,867
3.50%, 08/15/24	80	78,979
3.50%, 12/15/25	4	3,516
3.50%, 02/15/26	68	66,190
3.50%, 05/15/26	12	11,965
3.50%, 12/20/26	62	59,847
3.50%, 03/20/27	11	10,750
3.50%, 04/20/27	36	33,899
3.50%, 01/20/29	9	8,111
3.50%, 07/15/29	124	118,574
3.50%, 01/15/41	12	11,375
3.50%, 01/20/41	72	67,476
3.50%, 09/15/41	173	163,401
3.50%, 10/15/41	16	15,275
3.50%, 11/15/41	61	57,694
3.50%, 11/20/41	331	312,146
3.50%, 12/15/41	1,782	1,681,316
3.50%, 01/15/42	176	164,955
3.50%, 01/20/42	119	111,954
3.50%, 02/15/42	372	350,480
3.50%, 02/20/42	72	68,041
3.50%, 03/15/42	168	158,589
3.50%, 03/20/42	9,704	9,145,132
3.50%, 04/15/42	414	390,242
3.50%, 05/15/42	385	362,458
3.50%, 05/20/42	97	91,685
3.50%, 06/15/42	118	111,111
3.50%, 07/15/42	376	355,924
3.50%, 08/15/42	52	48,998
3.50%, 08/20/42	1,065	1,003,524
3.50%, 09/15/42	1,073	1,011,858
3.50%, 09/20/42	13,123	12,367,730
3.50%, 10/15/42	1,092	1,029,755
3.50%, 10/20/42	13,731	12,940,338
3.50%, 11/15/42	416	392,705
3.50%, 11/20/42	13,812	13,016,764
3.50%, 12/20/42	10,808	10,185,456
3.50%, 01/15/43	320	301,457
3.50%, 01/20/43	1,753	1,652,188
3.50%, 02/15/43	81	76,347
3.50%, 03/15/43	656	618,357
3.50%, 03/20/43	35	32,695

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/15/43	$108	$102,082
3.50%, 04/20/43	6,655	6,267,406
3.50%, 05/15/43	920	867,438
3.50%, 05/20/43	837	788,166
3.50%, 06/15/43	8,980	8,469,275
3.50%, 08/15/43	230	216,387
3.50%, 09/20/43	6,482	6,104,257
3.50%, 10/15/43	58	54,457
3.50%, 10/20/43	1,269	1,195,215
3.50%, 01/20/44	3	2,646
3.50%, 02/20/44	704	661,794
3.50%, 04/20/44	237	222,973
3.50%, 06/15/44	4	3,979
3.50%, 06/20/44	3,033	2,854,222
3.50%, 07/15/44	47	44,051
3.50%, 09/15/44	412	387,494
3.50%, 09/20/44	6,915	6,506,879
3.50%, 10/20/44	1,149	1,081,009
3.50%, 12/15/44	93	87,510
3.50%, 12/20/44	1,959	1,843,312
3.50%, 01/15/45	125	115,346
3.50%, 03/15/45	46	43,193
3.50%, 04/15/45	436	407,453
3.50%, 04/20/45	8,261	7,763,387
3.50%, 05/20/45	86	80,373
3.50%, 06/20/45	2,446	2,298,466
3.50%, 09/20/45	4,516	4,242,927
3.50%, 10/20/45	181	170,414
3.50%, 11/20/45	14,797	13,905,163
3.50%, 12/20/45	6,515	6,122,493
3.50%, 01/20/46	1,630	1,532,442
3.50%, 02/20/46	253	238,197
3.50%, 03/20/46	16,535	15,538,474
3.50%, 04/20/46	10,365	9,685,840
3.50%, 05/20/46	2,412	2,254,126
3.50%, 06/15/46	302	281,662
3.50%, 06/20/46	42,960	40,144,150
3.50%, 07/15/46	1,741	1,622,978
3.50%, 07/20/46	2,482	2,319,571
3.50%, 08/15/46	3,193	2,977,930
3.50%, 08/20/46	81	75,552
3.50%, 09/15/46	2,789	2,600,275
3.50%, 09/20/46	5,457	5,099,479
3.50%, 10/15/46	1,046	975,403
3.50%, 10/20/46	313	292,401
3.50%, 11/20/46	6,162	5,758,795
3.50%, 12/20/46	8,206	7,668,493
3.50%, 01/20/47	22,228	20,770,857
3.50%, 02/20/47	50,132	46,846,105
3.50%, 03/20/47	13,643	12,742,498
3.50%, 04/20/47	9,440	8,816,140
3.50%, 05/20/47	1,855	1,732,414
3.50%, 06/15/47	1,041	969,568
3.50%, 06/20/47	4,146	3,872,296
3.50%, 07/20/47	2,077	1,940,194
3.50%, 08/20/47	14,630	13,664,326
3.50%, 09/15/47	428	398,489
3.50%, 09/20/47	26,100	24,377,477
3.50%, 10/15/47	1,303	1,213,606
3.50%, 10/20/47	17,305	16,200,270

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/15/47	$2,643	$2,462,409
3.50%, 11/20/47	18,905	17,652,748
3.50%, 12/15/47	21,847	20,370,232
3.50%, 12/20/47	23,575	22,023,259
3.50%, 01/15/48	4,628	4,311,814
3.50%, 01/20/48	19,668	18,369,521
3.50%, 02/15/48	176	163,688
3.50%, 02/20/48	17,099	15,970,123
3.50%, 03/20/48	87	81,034
3.50%, 04/15/48	341	317,156
3.50%, 04/20/48	17,088	15,959,207
3.50%, 05/15/48	56	51,797
3.50%, 09/15/48	1,187	1,103,280
3.50%, 09/20/48	3,923	3,663,094
3.50%, 10/20/48	17,476	16,317,507
3.50%, 11/20/48	14,083	13,148,794
3.50%, 01/20/49	2,645	2,470,137
3.50%, 02/20/49	354	330,076
3.50%, 03/20/49	19,925	18,603,894
3.50%, 04/20/49	353	329,927
3.50%, 05/20/49	354	329,877
3.50%, 06/20/49	1,898	1,762,021
3.50%, 07/20/49	296	275,473
3.50%, 09/20/49	11,316	10,531,888
3.50%, 10/15/49	16	14,563
3.50%, 10/20/49	1,021	950,396
3.50%, 11/15/49	537	496,707
3.50%, 11/20/49	516	479,935
3.50%, 12/20/49	6,468	6,017,654
3.50%, 01/20/50	33,437	31,110,214
3.50%, 02/20/50	789	734,012
3.50%, 03/20/50	1,015	944,574
3.50%, 04/20/50	599	556,932
3.50%, 06/20/50	6,598	6,123,802
3.50%, 07/20/50	418	388,612
3.50%, 08/20/50	774	718,525
3.50%, 10/20/50	1,222	1,137,149
3.50%, 11/20/50	905	842,051
3.50%, 03/20/51	149	138,330
3.50%, 05/20/51	599	554,941
3.50%, 06/20/51	7,737	7,171,919
3.50%, 07/20/51	720	667,819
3.50%, 12/20/51	929	857,612
3.50%, 01/20/52	10,590	9,774,854
3.50%, 02/20/52	3,272	3,020,125
3.50%, 03/20/52	2,376	2,193,549
3.50%, 05/20/52	460	422,556
3.50%, 06/20/52	1,749	1,607,352
3.50%, 09/20/52	15,303	14,059,695
3.50%, 10/20/52	2,880	2,646,168
3.50%, 03/21/53(c)	95,677	87,914,455
4.00%, 07/15/24	4	4,151
4.00%, 08/15/24	7	6,740
4.00%, 12/15/24	8	8,179
4.00%, 11/15/25	15	14,727
4.00%, 05/15/26	13	12,950
4.00%, 07/20/26	8	7,793
4.00%, 06/15/39	58	56,689
4.00%, 07/20/40	36	34,764
4.00%, 08/15/40	36	34,811

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 09/15/40	$163		$158,444
4.00%, 10/15/40	113		109,910
4.00%, 11/15/40	87		84,593
4.00%, 11/20/40	231		223,445
4.00%, 12/15/40	55		52,812
4.00%, 01/15/41	180		174,659
4.00%, 01/20/41	56		54,533
4.00%, 02/15/41	2,004		1,943,985
4.00%, 03/15/41	272		263,543
4.00%, 04/15/41	1,344		1,302,711
4.00%, 05/15/41	387		374,690
4.00%, 06/15/41	0	(b)	204
4.00%, 07/15/41	634		615,724
4.00%, 07/20/41	16		15,380
4.00%, 08/15/41	46		43,869
4.00%, 08/20/41	1,604		1,555,099
4.00%, 09/15/41	211		205,122
4.00%, 09/20/41	94		90,675
4.00%, 10/15/41	30		29,240
4.00%, 11/15/41	14		13,804
4.00%, 11/20/41	244		236,507
4.00%, 12/15/41	537		520,866
4.00%, 12/20/41	77		74,752
4.00%, 01/15/42	301		291,480
4.00%, 01/20/42	241		233,635
4.00%, 02/15/42	1,363		1,320,852
4.00%, 02/20/42	2,028		1,966,340
4.00%, 03/15/42	2,615		2,531,283
4.00%, 04/15/42	1,310		1,268,830
4.00%, 05/15/42	491		475,627
4.00%, 05/20/42	1,329		1,288,449
4.00%, 06/20/42	9		8,491
4.00%, 07/20/42	158		153,102
4.00%, 08/15/42	469		454,196
4.00%, 08/20/42	1,551		1,503,119
4.00%, 10/15/42	239		231,515
4.00%, 11/20/42	353		342,607
4.00%, 04/20/43	155		150,015
4.00%, 05/15/43	6		6,168
4.00%, 05/20/43	1,177		1,140,297
4.00%, 06/20/43	27		26,239
4.00%, 09/15/43	132		127,239
4.00%, 09/20/43	23		22,377
4.00%, 02/20/44	98		94,647
4.00%, 03/15/44	104		100,223
4.00%, 03/20/44	208		200,817
4.00%, 04/15/44	16		14,830
4.00%, 04/20/44	354		342,139
4.00%, 05/15/44	72		69,030
4.00%, 07/15/44	33		31,518
4.00%, 07/20/44	1,903		1,838,913
4.00%, 08/15/44	14		13,307
4.00%, 08/20/44	3,056		2,952,896
4.00%, 09/15/44	218		210,335
4.00%, 10/20/44	4,235		4,092,449
4.00%, 01/15/45	15		14,091
4.00%, 01/20/45	4,515		4,363,270
4.00%, 02/15/45	2		1,937
4.00%, 03/15/45	26		25,333
4.00%, 03/20/45	809		782,002

114	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/15/45	$36	$34,159
4.00%, 04/20/45	193	185,310
4.00%, 05/15/45	34	32,740
4.00%, 06/15/45	166	159,479
4.00%, 06/20/45	1,931	1,855,215
4.00%, 07/15/45	46	43,716
4.00%, 08/15/45	39	38,157
4.00%, 08/20/45	749	719,379
4.00%, 09/15/45	238	228,285
4.00%, 09/20/45	6,531	6,273,162
4.00%, 10/20/45	272	261,327
4.00%, 11/15/45	41	39,772
4.00%, 11/20/45	4,472	4,295,282
4.00%, 01/20/46	1,150	1,104,598
4.00%, 03/20/46	7,967	7,652,585
4.00%, 04/15/46	409	393,126
4.00%, 04/20/46	4,227	4,059,934
4.00%, 05/15/46	5	4,612
4.00%, 07/20/46	990	950,307
4.00%, 08/15/46	57	54,452
4.00%, 09/20/46	4,311	4,137,391
4.00%, 10/15/46	99	94,625
4.00%, 11/15/46	169	162,518
4.00%, 11/20/46	3,537	3,394,783
4.00%, 12/15/46	1,325	1,274,146
4.00%, 12/20/46	1,923	1,845,719
4.00%, 01/20/47	5,996	5,754,647
4.00%, 03/20/47	184	176,705
4.00%, 04/20/47	12,481	11,973,826
4.00%, 06/20/47	22,193	21,291,880
4.00%, 07/20/47	33,505	32,144,225
4.00%, 08/20/47	8,092	7,764,020
4.00%, 09/20/47	849	814,911
4.00%, 10/15/47	24	22,611
4.00%, 10/20/47	1,041	998,772
4.00%, 11/20/47	29,881	28,667,398
4.00%, 12/20/47	5,886	5,646,567
4.00%, 01/15/48	1,439	1,381,885
4.00%, 01/20/48	6,765	6,490,295
4.00%, 02/20/48	3,850	3,696,913
4.00%, 03/20/48	20,279	19,455,436
4.00%, 04/20/48	13,359	12,808,636
4.00%, 05/15/48	115	110,545
4.00%, 05/20/48	1,374	1,317,893
4.00%, 06/20/48	10,189	9,768,723
4.00%, 07/20/48	4,899	4,697,674
4.00%, 08/20/48	14,265	13,677,896
4.00%, 09/20/48	8,603	8,248,630
4.00%, 10/20/48	1,317	1,263,158
4.00%, 11/20/48	12,759	12,233,246
4.00%, 12/20/48	4,024	3,858,413
4.00%, 02/20/49	1,490	1,428,212
4.00%, 03/20/49	2,334	2,237,966
4.00%, 05/20/49	1,519	1,448,374
4.00%, 06/20/49	1,583	1,510,019
4.00%, 07/20/49	4,750	4,529,097
4.00%, 09/15/49	79	75,768
4.00%, 10/20/49	81	77,476
4.00%, 02/20/50	254	242,440
4.00%, 05/20/50	2,101	2,003,541

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/20/50	$2,266	$2,160,584
4.00%, 07/20/50	3,958	3,795,386
4.00%, 08/20/50	2,952	2,815,055
4.00%, 10/20/50	2,765	2,636,511
4.00%, 04/20/52	457	431,582
4.00%, 06/20/52	2,926	2,768,688
4.00%, 07/20/52	12,413	11,741,215
4.00%, 08/20/52	10,439	9,862,805
4.00%, 09/20/52	68,123	64,364,398
4.00%, 10/20/52	37,095	35,048,305
4.00%, 12/20/52	14,660	13,850,670
4.00%, 03/21/53(c)	53,565	50,604,278
4.50%, 04/20/26	7	7,004
4.50%, 07/15/33	1	1,136
4.50%, 08/15/33	12	12,191
4.50%, 11/20/33	2	2,261
4.50%, 06/15/34	2	1,581
4.50%, 01/15/35	1	702
4.50%, 06/20/35	13	12,976
4.50%, 08/15/35	8	7,413
4.50%, 03/15/39	79	78,578
4.50%, 03/20/39	32	32,391
4.50%, 04/15/39	262	260,740
4.50%, 05/15/39	82	81,412
4.50%, 06/15/39	74	74,276
4.50%, 07/15/39	291	289,969
4.50%, 08/15/39	1,239	1,235,330
4.50%, 09/15/39	35	35,265
4.50%, 10/15/39	6	6,027
4.50%, 11/15/39	44	43,828
4.50%, 11/20/39	396	395,430
4.50%, 12/15/39	63	62,553
4.50%, 01/15/40	149	148,022
4.50%, 01/20/40	430	429,537
4.50%, 02/15/40	115	114,402
4.50%, 03/15/40	80	79,171
4.50%, 04/15/40	34	33,106
4.50%, 05/15/40	27	26,654
4.50%, 05/20/40	68	67,468
4.50%, 06/15/40	2,432	2,423,713
4.50%, 06/20/40	25	25,170
4.50%, 07/15/40	841	838,667
4.50%, 08/15/40	2,975	2,964,419
4.50%, 08/20/40	659	658,626
4.50%, 09/15/40	158	157,475
4.50%, 10/15/40	67	66,645
4.50%, 10/20/40	1,945	1,942,749
4.50%, 12/15/40	14	13,646
4.50%, 01/15/41	7	7,345
4.50%, 01/20/41	151	150,466
4.50%, 02/15/41	5	5,317
4.50%, 02/20/41	29	29,126
4.50%, 03/15/41	81	80,531
4.50%, 03/20/41	118	117,780
4.50%, 04/15/41	19	19,475
4.50%, 04/20/41	10,366	10,353,910
4.50%, 05/15/41	45	44,498
4.50%, 05/20/41	4,164	4,159,279
4.50%, 06/15/41	44	44,014
4.50%, 06/20/41	2,444	2,441,114

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 07/15/41	$32	$32,644
4.50%, 07/20/41	5,140	5,134,602
4.50%, 08/15/41	47	45,858
4.50%, 08/20/41	47	46,582
4.50%, 09/15/41	33	32,470
4.50%, 09/20/41	1,341	1,339,023
4.50%, 11/20/41	1,335	1,333,519
4.50%, 12/20/41	45	44,451
4.50%, 01/20/42	90	89,568
4.50%, 02/20/42	54	53,450
4.50%, 03/20/42	13	12,503
4.50%, 04/20/42	23	22,833
4.50%, 05/20/42	17	16,787
4.50%, 08/20/43	9	9,101
4.50%, 09/20/43	70	69,953
4.50%, 11/20/43	593	590,983
4.50%, 08/20/44	19	18,787
4.50%, 09/20/44	119	117,768
4.50%, 10/20/44	87	86,439
4.50%, 11/20/44	131	129,782
4.50%, 06/20/45	140	139,610
4.50%, 09/15/45	16	15,726
4.50%, 10/15/45	45	44,592
4.50%, 10/20/45	45	44,936
4.50%, 11/20/45	2,627	2,608,417
4.50%, 12/20/45	143	142,300
4.50%, 01/20/46	6	6,287
4.50%, 02/15/46	150	146,913
4.50%, 02/20/46	680	675,545
4.50%, 05/20/46	103	102,754
4.50%, 07/20/46	232	229,902
4.50%, 08/15/46	16	15,886
4.50%, 08/20/46	10	9,621
4.50%, 09/15/46	75	73,735
4.50%, 09/20/46	423	422,353
4.50%, 10/15/46	21	20,276
4.50%, 10/20/46	1,439	1,434,272
4.50%, 11/20/46	404	402,800
4.50%, 02/20/47	227	224,615
4.50%, 04/20/47	274	269,449
4.50%, 05/20/47	877	860,910
4.50%, 06/15/47	64	62,383
4.50%, 06/20/47	772	757,608
4.50%, 07/20/47	1,726	1,694,627
4.50%, 08/15/47	22	22,042
4.50%, 10/20/47	1,790	1,756,635
4.50%, 01/20/48	131	128,858
4.50%, 02/20/48	2,179	2,138,777
4.50%, 03/20/48	2,375	2,331,487
4.50%, 04/20/48	5,735	5,630,357
4.50%, 06/20/48	10,635	10,442,806
4.50%, 07/20/48	12,407	12,182,264
4.50%, 08/20/48	5,354	5,257,424
4.50%, 09/20/48	710	696,749
4.50%, 10/20/48	1,771	1,741,318
4.50%, 11/20/48	142	138,848
4.50%, 12/20/48	7,338	7,204,473
4.50%, 01/20/49	17,954	17,629,619
4.50%, 02/20/49	1,280	1,256,368
4.50%, 03/20/49	6,994	6,867,911

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 04/20/49	$3,319		$3,255,021
4.50%, 05/20/49	11,383		11,169,987
4.50%, 08/20/49	4,073		3,999,117
4.50%, 09/20/49	35		34,515
4.50%, 11/20/49	919		902,823
4.50%, 02/20/50	9,362		9,192,868
4.50%, 03/20/50	3,923		3,851,977
4.50%, 04/20/50	3,342		3,266,360
4.50%, 05/20/50	2,766		2,716,388
4.50%, 12/20/50	173		170,151
4.50%, 03/20/51	2,183		2,143,680
4.50%, 05/20/52	2,914		2,823,034
4.50%, 07/20/52	20,331		19,696,513
4.50%, 08/20/52	46,560		45,106,644
4.50%, 09/20/52	1,979		1,917,152
4.50%, 10/20/52	4,954		4,798,937
4.50%, 11/20/52	5,064		4,905,937
4.50%, 03/21/53(c)	107,307		104,041,681
5.00%, 11/15/24	100		98,931
5.00%, 03/15/33	3		3,100
5.00%, 05/20/33	152		154,186
5.00%, 06/15/33	5		4,587
5.00%, 07/15/33	15		15,653
5.00%, 07/20/33	1		1,051
5.00%, 08/15/33	63		63,512
5.00%, 09/15/33	36		36,909
5.00%, 10/15/33	25		24,802
5.00%, 01/15/34	1		748
5.00%, 01/20/34	1		1,321
5.00%, 02/15/34	26		26,121
5.00%, 04/15/34	2		2,196
5.00%, 05/15/34	2		2,358
5.00%, 05/20/34	1		736
5.00%, 06/15/34	22		21,765
5.00%, 07/15/34	14		14,491
5.00%, 12/15/34	2		2,431
5.00%, 01/15/35	5		5,879
5.00%, 03/15/35	1		558
5.00%, 05/15/35	1		1,516
5.00%, 07/20/35	649		659,774
5.00%, 08/15/35	19		19,562
5.00%, 09/15/35	7		6,930
5.00%, 10/15/35	55		55,305
5.00%, 11/15/35	9		9,612
5.00%, 12/15/35	9		9,325
5.00%, 04/20/36	22		22,313
5.00%, 09/15/36	16		16,838
5.00%, 12/15/36	2,512		2,561,855
5.00%, 04/20/37	1		878
5.00%, 12/15/37	2		2,130
5.00%, 01/15/38	0	(b)	144
5.00%, 02/15/38	0	(b)	263
5.00%, 03/15/38	1		543
5.00%, 03/20/38	5		4,674
5.00%, 04/15/38	15		13,749
5.00%, 04/20/38	117		118,763
5.00%, 05/15/38	65		65,355
5.00%, 05/20/38	1		1,438
5.00%, 06/15/38	33		33,229
5.00%, 06/20/38	11		11,666

116	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 07/15/38	$2		$1,915
5.00%, 07/15/38	0	(b)	296
5.00%, 08/15/38	27		27,851
5.00%, 08/20/38	10		9,715
5.00%, 10/15/38	12		13,018
5.00%, 10/20/38	13		12,836
5.00%, 12/15/38	7		6,500
5.00%, 01/15/39	992		1,001,728
5.00%, 02/15/39	271		273,212
5.00%, 03/15/39	62		62,688
5.00%, 03/15/39	0	(b)	455
5.00%, 04/15/39	40		40,050
5.00%, 05/15/39	13		12,663
5.00%, 05/20/39	5		5,492
5.00%, 06/15/39	78		78,173
5.00%, 06/20/39	24		24,213
5.00%, 07/15/39	2,409		2,433,269
5.00%, 08/15/39	89		89,318
5.00%, 09/15/39	271		273,264
5.00%, 10/15/39	32		32,854
5.00%, 10/20/39	730		741,458
5.00%, 11/15/39	43		43,202
5.00%, 12/15/39	14		13,763
5.00%, 02/15/40	277		279,890
5.00%, 03/15/40	27		26,857
5.00%, 04/15/40	11		10,812
5.00%, 05/15/40	540		544,059
5.00%, 05/20/40	10		9,966
5.00%, 06/15/40	97		97,874
5.00%, 06/20/40	27		27,074
5.00%, 07/15/40	32		31,864
5.00%, 07/20/40	2,641		2,680,693
5.00%, 08/15/40	11		10,737
5.00%, 08/20/40	813		825,711
5.00%, 12/15/40	65		66,290
5.00%, 01/20/41	53		54,081
5.00%, 02/20/41	23		22,884
5.00%, 04/15/41	10		10,275
5.00%, 04/20/41	1		1,105
5.00%, 05/20/41	31		31,261
5.00%, 06/20/41	7		6,766
5.00%, 07/20/41	8		8,298
5.00%, 09/20/41	11		11,612
5.00%, 10/20/41	7		7,132
5.00%, 11/20/41	2,396		2,432,197
5.00%, 12/20/41	16		16,652
5.00%, 02/20/42	75		76,607
5.00%, 03/20/42	13		13,332
5.00%, 07/20/42	447		453,535
5.00%, 08/20/42	22		21,910
5.00%, 10/20/42	1		1,436
5.00%, 01/20/43	131		132,559
5.00%, 04/20/43	32		32,123
5.00%, 05/20/43	19		19,710
5.00%, 11/20/43	72		72,912
5.00%, 01/20/44	93		94,864
5.00%, 03/15/44	1,861		1,881,694
5.00%, 05/20/44	220		223,065
5.00%, 06/20/44	30		29,988
5.00%, 07/20/44	166		168,393

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 08/20/44	$78		$78,761
5.00%, 12/20/44	242		245,504
5.00%, 04/20/45	112		114,024
5.00%, 08/20/45	13		13,301
5.00%, 09/20/45	10		10,225
5.00%, 10/20/45	74		74,974
5.00%, 11/20/45	5		5,043
5.00%, 02/20/46	548		556,017
5.00%, 04/20/46	98		99,212
5.00%, 05/20/46	9		9,170
5.00%, 07/20/46	10		10,537
5.00%, 11/20/46	1,033		1,048,820
5.00%, 04/20/47	98		99,801
5.00%, 07/15/47	296		304,671
5.00%, 08/15/47	148		151,272
5.00%, 09/20/47	14		14,406
5.00%, 02/20/48	2,812		2,818,688
5.00%, 03/20/48	2,470		2,475,708
5.00%, 04/20/48	2,743		2,749,268
5.00%, 05/20/48	1,423		1,426,695
5.00%, 08/20/48	1,205		1,207,214
5.00%, 09/20/48	1,255		1,257,904
5.00%, 11/20/48	5,872		5,881,975
5.00%, 12/20/48	1,624		1,617,178
5.00%, 01/20/49	3,704		3,712,708
5.00%, 02/20/49	874		875,933
5.00%, 03/20/49	9,809		9,831,476
5.00%, 04/20/49	630		631,643
5.00%, 06/20/49	1,424		1,427,373
5.00%, 07/20/49	1,259		1,261,816
5.00%, 09/20/49	1,015		1,017,752
5.00%, 10/20/49	53		53,293
5.00%, 11/20/49	416		417,297
5.00%, 02/20/50	616		617,204
5.00%, 05/20/50	1,261		1,263,726
5.00%, 10/20/51	5,261		5,300,996
5.00%, 11/20/51	2,084		2,099,574
5.00%, 07/20/52	4,285		4,234,963
5.00%, 09/20/52	24,104		23,820,409
5.00%, 12/20/52	16,938		16,738,261
5.00%, 01/20/53	3,587		3,544,308
5.00%, 03/21/53(c)	76,862		75,937,254
5.50%, 01/15/24	1		1,095
5.50%, 12/15/31	20		20,119
5.50%, 12/15/31	0	(b)	128
5.50%, 05/20/32	0	(b)	261
5.50%, 10/15/32	2		1,623
5.50%, 11/15/32	2		1,893
5.50%, 01/15/33	7		7,620
5.50%, 02/15/33	8		8,120
5.50%, 03/15/33	10		11,163
5.50%, 03/15/33	0	(b)	411
5.50%, 04/15/33	25		25,193
5.50%, 05/15/33	18		19,200
5.50%, 06/15/33	0	(b)	80
5.50%, 06/15/33	2		1,576
5.50%, 07/15/33	7		6,870
5.50%, 08/15/33	27		26,948
5.50%, 09/15/33	9		9,326
5.50%, 10/15/33	5		5,101

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 11/15/33	$39		$39,732
5.50%, 12/15/33	7		7,079
5.50%, 12/15/33	0	(b)	64
5.50%, 01/15/34	25		25,985
5.50%, 02/15/34	0	(b)	304
5.50%, 03/15/34	14		13,713
5.50%, 04/15/34	15		15,264
5.50%, 05/15/34	33		33,769
5.50%, 06/15/34	17		17,672
5.50%, 07/15/34	8		8,283
5.50%, 10/15/34	4		4,070
5.50%, 11/15/34	10		10,289
5.50%, 11/20/34	785		809,871
5.50%, 12/15/34	4		4,607
5.50%, 02/15/35	16		16,632
5.50%, 03/15/35	13		12,985
5.50%, 04/15/35	12		12,566
5.50%, 05/15/35	10		10,075
5.50%, 06/15/35	19		19,378
5.50%, 07/15/35	16		16,178
5.50%, 08/15/35	4		4,387
5.50%, 09/15/35	15		15,191
5.50%, 10/15/35	8		8,365
5.50%, 11/15/35	3		3,131
5.50%, 12/15/35	11		12,162
5.50%, 01/15/36	4		4,119
5.50%, 02/15/36	2		1,711
5.50%, 03/15/36	612		634,052
5.50%, 03/20/36	164		169,405
5.50%, 04/15/36	3		2,995
5.50%, 07/15/36	1		1,171
5.50%, 07/20/36	223		229,855
5.50%, 11/20/36	0	(b)	438
5.50%, 12/15/36	5		5,222
5.50%, 01/15/37	0	(b)	215
5.50%, 03/15/37	36		37,329
5.50%, 04/15/37	13		13,805
5.50%, 05/15/37	1		1,420
5.50%, 07/15/37	2		2,086
5.50%, 01/15/38	1		996
5.50%, 01/20/38	1		771
5.50%, 02/15/38	10		10,390
5.50%, 03/15/38	3		2,626
5.50%, 05/15/38	10		10,191
5.50%, 05/15/38	0	(b)	695
5.50%, 06/15/38	71		72,441
5.50%, 06/15/38	0	(b)	302
5.50%, 06/20/38	855		882,876
5.50%, 07/15/38	24		23,727
5.50%, 07/20/38	10		10,013
5.50%, 08/15/38	38		39,205
5.50%, 09/15/38	10		11,111
5.50%, 09/20/38	6		6,632
5.50%, 10/15/38	548		570,662
5.50%, 10/20/38	28		28,029
5.50%, 11/15/38	16		16,414
5.50%, 11/20/38	1		557
5.50%, 12/15/38	10		9,969
5.50%, 12/20/38	23		23,898
5.50%, 01/15/39	26		27,094

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 01/15/39	$0	(b)	$359
5.50%, 01/20/39	10		10,714
5.50%, 02/15/39	4		3,770
5.50%, 02/20/39	41		42,438
5.50%, 03/20/39	658		679,318
5.50%, 04/15/39	7		7,521
5.50%, 05/15/39	1		1,534
5.50%, 11/15/39	4		3,644
5.50%, 12/15/39	151		157,341
5.50%, 01/15/40	1,379		1,442,381
5.50%, 03/15/40	19		19,437
5.50%, 04/15/40	33		33,345
5.50%, 07/20/40	1,302		1,343,771
5.50%, 11/15/40	15		15,908
5.50%, 12/20/40	7		6,891
5.50%, 04/20/41	25		25,658
5.50%, 10/20/41	20		21,030
5.50%, 11/20/41	18		18,696
5.50%, 01/20/42	5		5,512
5.50%, 07/20/42	5		5,554
5.50%, 11/20/42	39		40,706
5.50%, 06/20/43	97		99,586
5.50%, 07/20/43	20		20,433
5.50%, 04/20/44	35		35,969
5.50%, 08/20/44	33		34,095
5.50%, 01/20/47	19		20,091
5.50%, 02/20/47	24		24,819
5.50%, 03/20/48	46		47,735
5.50%, 04/20/48	74		76,026
5.50%, 11/20/48	644		656,931
5.50%, 12/20/52	16,132		16,188,396
5.50%, 01/20/53	36,747		36,875,272
5.50%, 03/21/53(c)	163,283		163,850,663
6.00%, 01/15/24	0	(b)	194
6.00%, 04/15/26	0	(b)	124
6.00%, 04/15/26	1		912
6.00%, 05/15/26	1		1,373
6.00%, 04/15/28	0	(b)	289
6.00%, 05/15/28	1		812
6.00%, 07/20/28	0	(b)	138
6.00%, 09/15/28	0	(b)	168
6.00%, 09/20/28	0	(b)	208
6.00%, 10/15/28	0	(b)	149
6.00%, 12/15/28	0	(b)	348
6.00%, 12/15/28	1		692
6.00%, 01/15/29	7		7,199
6.00%, 01/15/29	0	(b)	165
6.00%, 02/15/29	0	(b)	215
6.00%, 02/15/29	23		23,638
6.00%, 03/15/29	1		528
6.00%, 04/15/29	1		1,470
6.00%, 04/15/29	0	(b)	286
6.00%, 05/15/29	2		2,404
6.00%, 05/20/29	1		574
6.00%, 06/15/29	2		1,552
6.00%, 07/15/29	0	(b)	137
6.00%, 08/20/29	0	(b)	147
6.00%, 06/15/31	0	(b)	275
6.00%, 10/15/31	2		2,193
6.00%, 11/15/31	1		498

118	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 12/15/31	$3		$3,296
6.00%, 01/15/32	0	(b)	325
6.00%, 02/15/32	0	(b)	226
6.00%, 02/15/32	3		3,109
6.00%, 03/15/32	1		1,455
6.00%, 03/15/32	0	(b)	353
6.00%, 04/15/32	4		3,957
6.00%, 05/15/32	0	(b)	412
6.00%, 05/15/32	2		1,264
6.00%, 06/15/32	1		1,165
6.00%, 07/15/32	1		1,435
6.00%, 08/15/32	3		2,934
6.00%, 08/15/32	0	(b)	347
6.00%, 09/15/32	3		3,248
6.00%, 10/15/32	0	(b)	250
6.00%, 10/15/32	9		10,388
6.00%, 12/15/32	0	(b)	353
6.00%, 12/15/32	26		27,532
6.00%, 01/15/33	0	(b)	1,113
6.00%, 02/15/33	9		9,460
6.00%, 06/15/33	14		14,804
6.00%, 08/15/33	1		1,526
6.00%, 09/15/33	37		38,425
6.00%, 11/15/33	4		4,226
6.00%, 12/15/33	51		52,076
6.00%, 07/15/34	6		6,371
6.00%, 08/15/34	3		3,188
6.00%, 09/15/34	2		2,355
6.00%, 10/15/34	10		9,991
6.00%, 11/15/34	1		564
6.00%, 09/15/35	3		3,231
6.00%, 11/15/35	1		1,505
6.00%, 12/15/35	10		10,332
6.00%, 01/15/36	1		696
6.00%, 01/20/36	3		2,746
6.00%, 04/15/36	4		4,021
6.00%, 06/15/36	8		8,743
6.00%, 07/15/36	3		3,141
6.00%, 08/15/36	14		13,718
6.00%, 10/15/36	3		2,911
6.00%, 11/15/36	13		13,939
6.00%, 01/15/37	22		23,065
6.00%, 01/20/37	1		1,189
6.00%, 02/15/37	1		1,537
6.00%, 03/15/37	1,263		1,320,781
6.00%, 04/15/37	25		26,767
6.00%, 05/15/37	0	(b)	339
6.00%, 05/15/37	18		18,330
6.00%, 06/15/37	3		3,147
6.00%, 08/15/37	1		1,263
6.00%, 10/20/37	20		21,364
6.00%, 11/15/37	0	(b)	224
6.00%, 11/20/37	19		19,800
6.00%, 12/15/37	4		5,333
6.00%, 01/15/38	17		17,534
6.00%, 02/15/38	0	(b)	492
6.00%, 02/15/38	9		9,630
6.00%, 03/15/38	3		2,832
6.00%, 05/15/38	18		18,066
6.00%, 06/15/38	3		2,964

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 06/20/38	$13		$13,517
6.00%, 08/15/38	8		7,586
6.00%, 08/15/38	0	(b)	451
6.00%, 09/20/38	1,346		1,421,250
6.00%, 10/15/38	0	(b)	478
6.00%, 10/15/38	1		782
6.00%, 11/15/38	4		4,142
6.00%, 11/15/38	0	(b)	106
6.00%, 12/15/38	485		507,895
6.00%, 01/15/39	65		67,394
6.00%, 06/15/39	5		4,743
6.00%, 09/15/39	23		24,193
6.00%, 09/20/39	96		102,212
6.00%, 11/15/39	226		236,062
6.00%, 12/15/39	4		3,723
6.00%, 04/20/40	170		180,601
6.00%, 12/15/40	7		6,810
6.00%, 12/20/40	4		4,067
6.00%, 11/20/41	2		1,882
6.00%, 01/20/42	15		15,328
6.00%, 04/20/42	3		3,498
6.00%, 07/20/45	127		135,039
6.00%, 01/20/46	347		368,200
6.00%, 03/21/53(c)	7,000		7,075,161
6.50%, 09/15/23	0	(b)	67
6.50%, 11/15/23	0	(b)	37
6.50%, 04/15/24	0	(b)	96
6.50%, 05/15/24	0	(b)	69
6.50%, 07/15/24	0	(b)	100
6.50%, 10/15/24	0	(b)	29
6.50%, 03/15/26	0	(b)	374
6.50%, 04/15/26	0	(b)	69
6.50%, 03/15/28	1		617
6.50%, 03/15/28	0	(b)	82
6.50%, 04/15/28	0	(b)	124
6.50%, 06/15/28	0	(b)	127
6.50%, 08/15/28	0	(b)	37
6.50%, 09/15/28	0	(b)	930
6.50%, 09/15/28	1		563
6.50%, 10/15/28	5		5,012
6.50%, 10/15/28	0	(b)	834
6.50%, 10/20/28	0	(b)	340
6.50%, 11/15/28	1		671
6.50%, 12/15/28	4		3,736
6.50%, 01/15/29	5		4,742
6.50%, 01/15/29	0	(b)	131
6.50%, 02/15/29	0	(b)	123
6.50%, 03/15/29	2		1,647
6.50%, 03/15/29	0	(b)	146
6.50%, 04/15/29	0	(b)	80
6.50%, 04/15/29	1		578
6.50%, 05/15/29	0	(b)	75
6.50%, 05/20/29	0	(b)	258
6.50%, 06/15/29	0	(b)	197
6.50%, 07/15/29	11		9,925
6.50%, 07/15/29	0	(b)	748
6.50%, 08/15/29	6		6,295
6.50%, 08/15/29	0	(b)	88
6.50%, 09/15/29	1		660
6.50%, 12/15/29	0	(b)	83

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 05/15/31	$2		$1,867
6.50%, 06/15/31	0	(b)	282
6.50%, 07/15/31	0	(b)	162
6.50%, 09/15/31	0	(b)	820
6.50%, 09/15/31	5		4,458
6.50%, 11/15/31	0	(b)	18
6.50%, 11/15/31	12		12,863
6.50%, 12/15/31	5		5,265
6.50%, 01/15/32	0	(b)	325
6.50%, 01/15/32	2		1,497
6.50%, 02/20/32	0	(b)	168
6.50%, 03/15/32	5		4,983
6.50%, 04/15/32	5		5,034
6.50%, 05/20/32	7		7,388
6.50%, 06/15/32	0	(b)	270
6.50%, 06/15/32	1		1,114
6.50%, 07/15/32	2		2,225
6.50%, 08/15/32	4		4,495
6.50%, 10/15/32	0	(b)	394
6.50%, 10/15/32	1		1,468
6.50%, 12/15/32	1		975
6.50%, 01/15/33	4		4,226
6.50%, 03/15/33	3		2,644
6.50%, 04/15/33	1		1,319
6.50%, 05/15/33	3		2,861
6.50%, 07/15/34	1		755
6.50%, 08/15/34	1		1,416
6.50%, 08/20/34	1		733
6.50%, 11/15/34	2		2,173
6.50%, 12/15/35	2		2,453
6.50%, 04/15/36	14		14,307
6.50%, 10/15/36	18		19,014
6.50%, 05/15/37	7		7,524
6.50%, 07/15/37	2		1,893
6.50%, 08/15/37	0	(b)	300
6.50%, 11/15/37	4		4,292
6.50%, 12/15/37	1		1,365
6.50%, 01/15/38	1		1,399
6.50%, 08/20/38	7		7,389
6.50%, 09/15/38	3		3,399
6.50%, 10/20/38	610		654,093
6.50%, 11/15/38	8		8,670
6.50%, 12/15/38	8		7,642
6.50%, 01/15/39	0	(b)	154
7.00%, 06/15/23	0	(b)	13
7.00%, 07/15/23	0	(b)	3
7.00%, 08/15/23	0	(b)	266
7.00%, 09/15/23	0	(b)	6
7.00%, 10/15/23	0	(b)	14
7.00%, 11/15/23	0	(b)	144
7.00%, 12/15/23	0	(b)	54
7.00%, 01/15/24	0	(b)	44
7.00%, 04/15/24	0	(b)	84
7.00%, 05/15/24	0	(b)	137
7.00%, 06/15/24	0	(b)	98
7.00%, 09/15/24	0	(b)	147
7.00%, 10/15/24	0	(b)	259
7.00%, 11/15/24	0	(b)	80
7.00%, 01/15/25	0	(b)	29
7.00%, 07/15/25	0	(b)	58

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 10/15/25	$0	(b)	$103
7.00%, 12/15/25	0	(b)	410
7.00%, 01/15/26	0	(b)	85
7.00%, 02/15/26	0	(b)	143
7.00%, 04/15/26	0	(b)	352
7.00%, 06/15/26	1		725
7.00%, 11/15/26	0	(b)	210
7.00%, 05/15/27	0	(b)	220
7.00%, 06/15/27	0	(b)	390
7.00%, 10/15/27	0	(b)	384
7.00%, 11/15/27	1		1,006
7.00%, 11/15/27	0	(b)	45
7.00%, 12/15/27	1		877
7.00%, 12/15/27	0	(b)	179
7.00%, 01/15/28	1		670
7.00%, 02/15/28	0	(b)	28
7.00%, 03/15/28	0	(b)	574
7.00%, 04/15/28	0	(b)	566
7.00%, 06/15/28	3		1,884
7.00%, 06/15/28	0	(b)	566
7.00%, 07/15/28	0	(b)	497
7.00%, 08/15/28	1		504
7.00%, 08/15/28	0	(b)	304
7.00%, 09/15/28	3		2,713
7.00%, 09/15/28	0	(b)	136
7.00%, 10/15/28	0	(b)	269
7.00%, 11/15/28	3		3,137
7.00%, 11/15/28	0	(b)	601
7.00%, 12/15/28	0	(b)	202
7.00%, 12/15/28	1		787
7.00%, 03/15/29	3		2,642
7.00%, 03/15/29	0	(b)	86
7.00%, 04/15/29	0	(b)	82
7.00%, 05/15/29	0	(b)	119
7.00%, 06/15/29	0	(b)	371
7.00%, 07/15/29	0	(b)	324
7.00%, 08/15/29	0	(b)	232
7.00%, 08/15/29	2		1,609
7.00%, 11/15/29	0	(b)	66
7.00%, 12/15/29	1		514
7.00%, 12/15/30	1		933
7.00%, 02/15/31	1		555
7.00%, 07/15/31	3		3,419
7.00%, 07/15/31	0	(b)	222
7.00%, 08/15/31	0	(b)	528
7.00%, 08/15/31	1		827
7.00%, 09/15/31	0	(b)	218
7.00%, 09/15/31	1		1,366
7.00%, 10/15/31	0	(b)	132
7.00%, 02/15/32	1		522
7.00%, 02/15/32	0	(b)	114
7.00%, 04/15/32	2		2,501
7.00%, 05/15/32	1		1,267
7.00%, 12/15/37	7		7,572
7.50%, 06/15/23	0	(b)	4
7.50%, 07/15/23	0	(b)	17
7.50%, 11/15/23	0	(b)	25
7.50%, 12/15/23	0	(b)	18
7.50%, 02/15/24	0	(b)	146
7.50%, 04/15/24	0	(b)	8

120	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 05/15/24	$0	(b)	$404
7.50%, 06/15/24	0	(b)	185
7.50%, 08/15/25	0	(b)	16
7.50%, 09/15/25	0	(b)	654
7.50%, 11/15/25	0	(b)	36
7.50%, 12/15/25	0	(b)	103
7.50%, 03/15/26	1		817
7.50%, 03/15/26	0	(b)	2
7.50%, 06/15/26	0	(b)	168
7.50%, 08/15/26	0	(b)	51
7.50%, 01/15/27	0	(b)	71
7.50%, 06/15/27	0	(b)	248
7.50%, 10/15/27	0	(b)	523
7.50%, 12/15/27	0	(b)	246
7.50%, 01/15/28	0	(b)	96
7.50%, 06/15/28	2		1,521
7.50%, 07/15/28	2		1,679
7.50%, 08/15/28	0	(b)	219
7.50%, 09/15/28	0	(b)	101
7.50%, 12/15/28	0	(b)	64
7.50%, 01/15/29	0	(b)	43
7.50%, 03/15/29	1		809
7.50%, 04/15/29	0	(b)	8
7.50%, 08/15/29	0	(b)	435
7.50%, 09/15/29	0	(b)	92
7.50%, 10/15/29	0	(b)	102
7.50%, 11/15/29	0	(b)	94
7.50%, 12/15/29	2		1,872
7.50%, 08/15/30	3		2,827
7.50%, 11/15/30	0	(b)	23
7.50%, 12/15/30	0	(b)	280
7.50%, 03/15/32	1		782
8.00%, 10/15/23	0	(b)	37
8.00%, 12/15/23	0	(b)	88
8.00%, 03/15/24	0	(b)	35
8.00%, 04/15/24	0	(b)	8
8.00%, 06/15/25	0	(b)	38
8.00%, 07/15/25	0	(b)	181
8.00%, 08/15/25	0	(b)	257
8.00%, 09/15/25	0	(b)	71
8.00%, 10/15/25	0	(b)	446
8.00%, 11/15/25	0	(b)	181
8.00%, 05/15/26	0	(b)	246
8.00%, 06/15/26	0	(b)	222
8.00%, 07/15/26	0	(b)	225
8.00%, 08/15/26	0	(b)	60
8.00%, 09/15/26	0	(b)	210
8.00%, 09/15/26	1		562
8.00%, 02/15/27	0	(b)	464
8.00%, 08/15/27	1		1,146
8.00%, 12/15/27	0	(b)	136
8.00%, 04/15/28	0	(b)	42
8.00%, 08/20/29	0	(b)	95
8.00%, 09/15/29	1		522
8.00%, 10/15/29	0	(b)	225
8.00%, 01/15/30	0	(b)	48
8.00%, 02/15/30	0	(b)	229
8.00%, 06/15/30	0	(b)	319
8.00%, 06/20/30	0	(b)	43
8.00%, 12/15/30	2		2,122

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.00%, 07/15/31	$0	(b)	$124
8.00%, 03/15/32	1		863
8.50%, 08/15/24	0	(b)	112
8.50%, 03/15/25	0	(b)	451
8.50%, 04/15/25	0	(b)	38
8.50%, 09/15/26	0	(b)	106
8.50%, 01/15/27	0	(b)	55
8.50%, 07/15/27	0	(b)	143
8.50%, 08/15/27	1		565
8.50%, 02/15/30	1		954
8.50%, 07/15/30	0	(b)	265
8.50%, 04/15/31	0	(b)	53
9.00%, 11/15/24	0	(b)	17
9.00%, 03/15/25	0	(b)	296
9.50%, 01/15/25	0	(b)	67
9.50%, 02/15/25	0	(b)	182
9.50%, 06/15/25	0	(b)	35
Uniform Mortgage-Backed Securities
1.50%, 09/01/35	897		776,845
1.50%, 11/01/35	2,230		1,930,490
1.50%, 12/01/35	7,176		6,210,630
1.50%, 01/01/36	4,895		4,228,078
1.50%, 02/01/36	147		127,450
1.50%, 03/01/36	15,244		13,181,821
1.50%, 06/01/36	1,498		1,295,348
1.50%, 07/01/36	1,059		917,638
1.50%, 08/01/36	2,349		2,042,085
1.50%, 09/01/36	8,866		7,669,679
1.50%, 10/01/36	22,450		19,448,212
1.50%, 11/01/36	16,508		14,307,218
1.50%, 12/01/36	3,021		2,618,782
1.50%, 01/01/37	6,143		5,312,342
1.50%, 02/01/37	119,007		102,909,213
1.50%, 03/01/37	128,130		110,697,828
1.50%, 04/01/37	21,966		18,977,574
1.50%, 08/01/37	6,421		5,552,284
1.50%, 03/16/38(c)	13,267		11,462,661
1.50%, 11/01/50	57,128		44,196,152
1.50%, 12/01/50	1,723		1,340,615
1.50%, 01/01/51	26,125		20,211,500
1.50%, 02/01/51	1,514		1,173,290
1.50%, 05/01/51	85,520		66,252,210
1.50%, 07/01/51	71,512		55,395,497
1.50%, 10/01/51	4,799		3,715,345
1.50%, 11/01/51	100,827		78,044,043
1.50%, 03/13/53(c)	20,775		16,046,659
2.00%, 05/01/26	235		223,568
2.00%, 08/01/28	177		166,366
2.00%, 11/01/28	35		32,752
2.00%, 01/01/29	6		5,545
2.00%, 05/01/29	226		212,287
2.00%, 01/01/30	33		30,694
2.00%, 04/01/30	57		52,990
2.00%, 08/01/30	50		46,927
2.00%, 11/01/31	330		302,405
2.00%, 01/01/32	139		127,949
2.00%, 02/01/32	34		30,901
2.00%, 03/01/32	273		250,076
2.00%, 04/01/32	105		95,693
2.00%, 07/01/32	20		18,049

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 11/01/32	$8	$7,401
2.00%, 06/01/35	2,815	2,507,746
2.00%, 08/01/35	20,266	18,043,703
2.00%, 09/01/35	12,011	10,695,347
2.00%, 10/01/35	41,331	36,782,700
2.00%, 11/01/35	59,184	52,726,401
2.00%, 12/01/35	113,059	100,682,462
2.00%, 01/01/36	42,944	38,266,400
2.00%, 02/01/36	231,125	206,145,401
2.00%, 03/01/36	97,008	86,356,543
2.00%, 04/01/36	7,947	7,074,526
2.00%, 05/01/36	122,664	109,145,017
2.00%, 06/01/36	63,526	56,523,184
2.00%, 07/01/36	8,599	7,668,684
2.00%, 08/01/36	17,816	15,844,805
2.00%, 10/01/36	3,009	2,681,077
2.00%, 11/01/36	55,072	49,001,805
2.00%, 12/01/36	77,395	68,863,153
2.00%, 01/01/37	128,548	114,387,569
2.00%, 02/01/37	38,921	34,631,197
2.00%, 04/01/37	99,076	87,974,604
2.00%, 05/01/37	37,192	33,024,685
2.00%, 06/01/37	75,828	67,331,413
2.00%, 03/16/38(c)	65,246	57,872,507
2.00%, 07/01/50	58,938	48,402,620
2.00%, 09/01/50	33,176	27,279,882
2.00%, 10/01/50	188,665	155,329,249
2.00%, 11/01/50	43,797	36,144,727
2.00%, 12/01/50	147,568	121,525,380
2.00%, 01/01/51	54,419	44,808,436
2.00%, 02/01/51	464,130	379,684,552
2.00%, 03/01/51	398,303	326,133,492
2.00%, 04/01/51	476,271	389,515,819
2.00%, 05/01/51(d)	434,566	355,356,326
2.00%, 05/01/51	73,332	60,176,956
2.00%, 06/01/51	227,635	186,358,292
2.00%, 07/01/51	215,851	176,853,215
2.00%, 08/01/51	809	663,063
2.00%, 09/01/51	74,467	60,861,475
2.00%, 10/01/51	395,932	323,807,916
2.00%, 11/01/51	445,307	363,810,648
2.00%, 12/01/51	535,923	437,619,250
2.00%, 01/01/52	141,861	116,124,927
2.00%, 02/01/52	451,143	367,487,074
2.00%, 03/01/52	169,281	137,838,472
2.00%, 04/01/52	5,105	4,156,602
2.00%, 03/13/53(c)	147,770	120,337,151
2.50%, 05/01/23	6	6,257
2.50%, 03/01/25	93	90,725
2.50%, 11/01/26	8	7,707
2.50%, 03/01/27	369	350,844
2.50%, 05/01/27	1,914	1,819,769
2.50%, 07/01/27	23	21,966
2.50%, 09/01/27	577	547,322
2.50%, 10/01/27	1,933	1,830,768
2.50%, 11/01/27	904	855,211
2.50%, 12/01/27	350	331,195
2.50%, 01/01/28	2,913	2,753,702
2.50%, 02/01/28	1,150	1,066,212
2.50%, 03/01/28	2,688	2,491,276

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 04/01/28	$2,060	$1,909,839
2.50%, 05/01/28	654	606,747
2.50%, 06/01/28	1,596	1,479,030
2.50%, 07/01/28	449	416,217
2.50%, 08/01/28	457	423,806
2.50%, 09/01/28	2,619	2,431,408
2.50%, 10/01/28	252	233,646
2.50%, 12/01/28	108	100,148
2.50%, 05/01/29	15	13,703
2.50%, 06/01/29	293	271,419
2.50%, 09/01/29	211	195,561
2.50%, 11/01/29	13	12,190
2.50%, 12/01/29	1,041	978,553
2.50%, 01/01/30	2,006	1,859,483
2.50%, 02/01/30	3,283	3,043,711
2.50%, 03/01/30	7	6,894
2.50%, 04/01/30	1,397	1,296,396
2.50%, 05/01/30	13,335	12,361,359
2.50%, 06/01/30	28,070	26,022,246
2.50%, 07/01/30	9,830	9,111,558
2.50%, 08/01/30	5,129	4,754,749
2.50%, 09/01/30	1,085	1,005,730
2.50%, 10/01/30	1,779	1,649,123
2.50%, 11/01/30	399	369,630
2.50%, 12/01/30	863	799,225
2.50%, 01/01/31	45	41,718
2.50%, 02/01/31	981	909,557
2.50%, 03/01/31	2,564	2,377,247
2.50%, 04/01/31	2,726	2,526,774
2.50%, 05/01/31	3,115	2,885,547
2.50%, 06/01/31	798	740,231
2.50%, 07/01/31	2,279	2,112,022
2.50%, 08/01/31	1,754	1,623,321
2.50%, 09/01/31	2,356	2,182,974
2.50%, 10/01/31	11,633	10,781,609
2.50%, 11/01/31	8,806	8,160,316
2.50%, 12/01/31	4,094	3,793,487
2.50%, 01/01/32	11,863	10,993,589
2.50%, 02/01/32	8,776	8,132,931
2.50%, 03/01/32	5,851	5,421,823
2.50%, 04/01/32	11,895	11,024,596
2.50%, 05/01/32	14,595	13,526,592
2.50%, 06/01/32	1,453	1,346,752
2.50%, 07/01/32	10,228	9,478,984
2.50%, 08/01/32	13	11,847
2.50%, 09/01/32	965	892,630
2.50%, 10/01/32	2,468	2,283,326
2.50%, 11/01/32	1,659	1,536,042
2.50%, 12/01/32	2,949	2,729,097
2.50%, 01/01/33	22,279	20,649,945
2.50%, 02/01/33	1,260	1,168,292
2.50%, 04/01/33	529	486,298
2.50%, 06/01/34	404	371,142
2.50%, 07/01/34	108	99,581
2.50%, 08/01/34	208	191,020
2.50%, 09/01/34	4,225	3,879,705
2.50%, 10/01/34	8,233	7,559,689
2.50%, 11/01/34	14,998	13,770,768
2.50%, 12/01/34	4,791	4,398,514
2.50%, 01/01/35	9,886	9,078,277

122	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 02/01/35	$13,850	$12,790,380
2.50%, 03/01/35	20,558	18,845,281
2.50%, 04/01/35	1,906	1,747,782
2.50%, 05/01/35	2,134	1,956,994
2.50%, 06/01/35	10,857	9,954,344
2.50%, 07/01/35	38,223	35,047,999
2.50%, 08/01/35	29,461	27,009,660
2.50%, 09/01/35	23,698	21,721,260
2.50%, 10/01/35	26,072	23,906,786
2.50%, 11/01/35	6,855	6,281,141
2.50%, 12/01/35	4,001	3,667,103
2.50%, 01/01/36	2,492	2,284,844
2.50%, 02/01/36	7,865	7,185,517
2.50%, 03/01/36	8,439	7,730,011
2.50%, 04/01/36	3,739	3,414,111
2.50%, 05/01/36	83	75,893
2.50%, 06/01/36	4,161	3,806,547
2.50%, 07/01/36	2,598	2,372,398
2.50%, 08/01/36	11,568	10,566,715
2.50%, 11/01/36	4,139	3,779,089
2.50%, 02/01/37	986	899,897
2.50%, 03/01/37	2,017	1,842,470
2.50%, 04/01/37	45,893	41,922,591
2.50%, 05/01/37	61,477	56,077,041
2.50%, 06/01/37	8,088	7,377,749
2.50%, 07/01/37	6,059	5,526,543
2.50%, 08/01/37	11,230	10,243,632
2.50%, 03/16/38(c)	30,491	27,803,981
2.50%, 10/01/42	385	336,536
2.50%, 11/01/42	216	189,058
2.50%, 12/01/42	32	27,575
2.50%, 01/01/43	868	759,543
2.50%, 02/01/43	2,146	1,877,311
2.50%, 03/01/43	957	837,498
2.50%, 04/01/43	4,682	4,096,169
2.50%, 05/01/43	462	404,562
2.50%, 06/01/43	2,713	2,374,021
2.50%, 07/01/43	330	289,043
2.50%, 08/01/43	335	293,150
2.50%, 04/01/45	223	192,615
2.50%, 05/01/45	263	228,052
2.50%, 07/01/45	43	36,843
2.50%, 03/01/46	2,113	1,829,691
2.50%, 05/01/46	104	89,947
2.50%, 06/01/46	324	280,147
2.50%, 07/01/46	159	137,305
2.50%, 08/01/46	460	398,576
2.50%, 09/01/46	223	193,289
2.50%, 10/01/46	151	130,922
2.50%, 11/01/46	6	5,525
2.50%, 12/01/46	275	238,326
2.50%, 01/01/47	45	38,260
2.50%, 02/01/47	1,949	1,687,055
2.50%, 04/01/47	3,485	3,018,124
2.50%, 12/01/47	1,610	1,405,247
2.50%, 07/01/49	6,436	5,545,465
2.50%, 09/01/49	137	117,179
2.50%, 10/01/49	32	27,155
2.50%, 03/01/50	33,415	28,643,723
2.50%, 04/01/50	2,714	2,337,593

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 05/01/50	$14,287	$12,284,584
2.50%, 06/01/50	47,422	40,599,803
2.50%, 07/01/50	58,218	49,929,851
2.50%, 08/01/50	61,667	52,849,580
2.50%, 09/01/50	246,346	211,038,571
2.50%, 10/01/50	276,122	236,104,447
2.50%, 11/01/50	476,044	406,590,680
2.50%, 12/01/50	117,907	100,779,235
2.50%, 01/01/51	101,804	86,833,267
2.50%, 02/01/51	70,524	60,141,119
2.50%, 03/01/51	58,198	49,325,725
2.50%, 04/01/51	34,329	29,261,870
2.50%, 05/01/51	49,513	42,110,770
2.50%, 06/01/51	2,726	2,324,424
2.50%, 07/01/51	198,916	169,477,547
2.50%, 08/01/51	190,125	162,054,149
2.50%, 09/01/51	176,788	150,493,460
2.50%, 10/01/51	210,803	179,360,636
2.50%, 11/01/51	90,664	77,156,112
2.50%, 12/01/51	230,908	195,896,561
2.50%, 01/01/52	313,291	265,854,643
2.50%, 02/01/52	75,151	63,685,353
2.50%, 03/01/52	108,406	91,934,851
2.50%, 04/01/52	221,481	187,758,147
2.50%, 05/01/52	28,211	23,900,991
2.50%, 07/01/52	48,712	41,293,908
2.50%, 08/01/52	105,343	89,284,763
2.50%, 03/13/53(c)	338,890	287,037,180
3.00%, 11/01/25	11	10,561
3.00%, 12/01/25	13	12,897
3.00%, 01/01/26	193	186,575
3.00%, 02/01/26	234	226,252
3.00%, 07/01/26	3	2,929
3.00%, 09/01/26	30	28,495
3.00%, 10/01/26	7	6,637
3.00%, 11/01/26	839	805,500
3.00%, 12/01/26	1,509	1,448,780
3.00%, 01/01/27	1,339	1,284,017
3.00%, 02/01/27	36	34,300
3.00%, 03/01/27	126	120,223
3.00%, 04/01/27	53	51,004
3.00%, 05/01/27	142	135,577
3.00%, 06/01/27	629	603,133
3.00%, 07/01/27	1,248	1,193,774
3.00%, 08/01/27	2,169	2,072,841
3.00%, 09/01/27	2	2,283
3.00%, 10/01/27	322	307,824
3.00%, 11/01/27	3,159	3,014,285
3.00%, 01/01/28	988	942,537
3.00%, 03/01/28	197	187,697
3.00%, 04/01/28	440	414,874
3.00%, 05/01/28	395	372,190
3.00%, 08/01/28	1,567	1,479,080
3.00%, 09/01/28	233	219,474
3.00%, 11/01/28	2,055	1,938,643
3.00%, 12/01/28	562	530,680
3.00%, 01/01/29	607	572,480
3.00%, 02/01/29	357	336,691
3.00%, 03/01/29	428	403,064
3.00%, 04/01/29	3,867	3,642,024

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/29	$1,439	$1,356,977
3.00%, 06/01/29	608	572,666
3.00%, 07/01/29	654	616,537
3.00%, 08/01/29	1,066	1,003,982
3.00%, 09/01/29	344	324,355
3.00%, 10/01/29	2,676	2,522,019
3.00%, 11/01/29	3,753	3,534,329
3.00%, 12/01/29	264	247,809
3.00%, 01/01/30	468	440,507
3.00%, 02/01/30	2,139	2,014,003
3.00%, 03/01/30	25,106	23,864,912
3.00%, 04/01/30	6,484	6,108,996
3.00%, 05/01/30	3,971	3,739,348
3.00%, 06/01/30	1,728	1,627,663
3.00%, 07/01/30	4,555	4,290,367
3.00%, 08/01/30	485	457,042
3.00%, 09/01/30	2,228	2,097,960
3.00%, 10/01/30	2,439	2,303,749
3.00%, 11/01/30	1,342	1,262,793
3.00%, 01/01/31	4,024	3,788,544
3.00%, 02/01/31	5,060	4,764,953
3.00%, 03/01/31	8,979	8,455,539
3.00%, 04/01/31	1,167	1,095,492
3.00%, 05/01/31	8,810	8,296,380
3.00%, 06/01/31	5,351	5,039,898
3.00%, 07/01/31	625	588,627
3.00%, 08/01/31	130	121,907
3.00%, 09/01/31	6,451	6,076,282
3.00%, 11/01/31	591	556,866
3.00%, 12/01/31	2,950	2,778,188
3.00%, 01/01/32	6,208	5,846,032
3.00%, 02/01/32	10,141	9,548,003
3.00%, 03/01/32	3,366	3,168,330
3.00%, 04/01/32	3,621	3,409,678
3.00%, 05/01/32	1,170	1,101,621
3.00%, 06/01/32	6,104	5,747,108
3.00%, 07/01/32	732	688,954
3.00%, 08/01/32	2,948	2,774,207
3.00%, 09/01/32	8,882	8,363,312
3.00%, 10/01/32	856	804,026
3.00%, 11/01/32	3,554	3,345,150
3.00%, 12/01/32	15,099	14,212,761
3.00%, 01/01/33	1,780	1,675,455
3.00%, 02/01/33	3,105	2,922,511
3.00%, 03/01/33	1,292	1,210,044
3.00%, 04/01/33	506	475,284
3.00%, 05/01/33	2,297	2,152,806
3.00%, 06/01/33	559	526,198
3.00%, 07/01/33	26	24,566
3.00%, 09/01/33	1,901	1,789,079
3.00%, 10/01/33	6,014	5,639,608
3.00%, 11/01/33	118	111,390
3.00%, 02/01/34	5,036	4,742,065
3.00%, 05/01/34	908	850,200
3.00%, 06/01/34	3,395	3,178,259
3.00%, 07/01/34	6,983	6,545,350
3.00%, 08/01/34	2,686	2,513,617
3.00%, 09/01/34	13,850	12,955,638
3.00%, 10/01/34	2,961	2,771,587
3.00%, 11/01/34	6,117	5,725,832

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/34	$1,540	$1,441,167
3.00%, 01/01/35	4,388	4,107,799
3.00%, 02/01/35	10,741	10,053,975
3.00%, 03/01/35	15,319	14,325,432
3.00%, 04/01/35	8,097	7,578,476
3.00%, 05/01/35	2,115	1,979,401
3.00%, 06/01/35	4,071	3,810,089
3.00%, 07/01/35	12,187	11,397,392
3.00%, 08/01/35	891	831,354
3.00%, 09/01/35	574	537,149
3.00%, 10/01/35	5,621	5,259,400
3.00%, 12/01/35	14,359	13,465,890
3.00%, 01/01/36	54	50,357
3.00%, 05/01/36	1,840	1,715,184
3.00%, 07/01/36	921	858,523
3.00%, 09/01/36	4,513	4,207,788
3.00%, 12/01/36	2,449	2,273,105
3.00%, 01/01/37	5,596	5,179,208
3.00%, 02/01/37	5,896	5,456,872
3.00%, 06/01/37	518	482,635
3.00%, 07/01/37	6,413	5,982,652
3.00%, 03/16/38(c)	17,125	15,967,143
3.00%, 05/01/41	605	544,141
3.00%, 04/01/42	23	20,737
3.00%, 08/01/42	909	822,952
3.00%, 09/01/42	3,319	3,005,660
3.00%, 10/01/42	3,922	3,553,021
3.00%, 11/01/42	17,662	15,999,581
3.00%, 12/01/42	29,340	26,575,935
3.00%, 01/01/43	14,254	12,910,767
3.00%, 02/01/43	6,834	6,190,546
3.00%, 03/01/43	11,006	9,950,222
3.00%, 04/01/43	11,675	10,575,991
3.00%, 05/01/43	11,918	10,790,024
3.00%, 06/01/43	4,409	3,993,711
3.00%, 07/01/43	3,447	3,120,635
3.00%, 08/01/43	11,172	10,117,684
3.00%, 09/01/43	17,855	16,168,908
3.00%, 10/01/43	581	526,092
3.00%, 11/01/43	54	48,438
3.00%, 12/01/43	612	554,389
3.00%, 01/01/44	13,490	12,215,298
3.00%, 02/01/44	13,242	11,991,038
3.00%, 07/01/44	44,261	40,079,110
3.00%, 10/01/44	32,043	29,015,256
3.00%, 11/01/44	4,168	3,774,523
3.00%, 12/01/44	206	185,535
3.00%, 01/01/45	4,140	3,749,153
3.00%, 02/01/45	2,947	2,656,121
3.00%, 03/01/45	907	817,203
3.00%, 04/01/45	2,568	2,313,310
3.00%, 05/01/45	15,909	14,350,658
3.00%, 06/01/45	25	23,032
3.00%, 07/01/45	5,712	5,167,573
3.00%, 08/01/45	6,764	6,114,231
3.00%, 09/01/45	871	782,743
3.00%, 10/01/45	445	401,483
3.00%, 12/01/45	731	658,156
3.00%, 01/01/46	4,213	3,789,416
3.00%, 02/01/46	1,464	1,316,633

124	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/46	$658	$591,574
3.00%, 04/01/46	3,081	2,770,684
3.00%, 05/01/46	2,647	2,382,084
3.00%, 06/01/46	3,703	3,331,302
3.00%, 07/01/46	65,414	58,836,255
3.00%, 08/01/46	13,786	12,405,571
3.00%, 09/01/46	14,519	13,060,597
3.00%, 10/01/46	40,113	36,090,022
3.00%, 11/01/46	59,322	53,367,166
3.00%, 12/01/46	104,177	93,711,266
3.00%, 01/01/47	50,641	45,579,391
3.00%, 02/01/47	67,659	60,973,710
3.00%, 03/01/47	18,508	16,673,995
3.00%, 04/01/47	27,600	24,822,354
3.00%, 05/01/47	903	812,083
3.00%, 07/01/47	16,198	14,564,630
3.00%, 08/01/47	1,084	975,156
3.00%, 09/01/47	415	373,553
3.00%, 10/01/47	358	322,928
3.00%, 11/01/47	158	141,683
3.00%, 12/01/47	17,359	15,619,401
3.00%, 01/01/48	3,013	2,709,298
3.00%, 03/01/48	9,365	8,425,152
3.00%, 04/01/48	28	25,288
3.00%, 05/01/48	230	206,197
3.00%, 07/01/48	2,635	2,369,292
3.00%, 09/01/48	1,882	1,691,776
3.00%, 11/01/48	17,186	15,451,962
3.00%, 02/01/49	2,318	2,084,327
3.00%, 04/01/49	5,257	4,703,676
3.00%, 05/01/49	11,895	10,646,141
3.00%, 06/01/49	2,411	2,150,655
3.00%, 07/01/49	1,810	1,612,452
3.00%, 08/01/49	12,649	11,286,749
3.00%, 09/01/49	16,170	14,403,068
3.00%, 10/01/49	29,123	25,946,500
3.00%, 11/01/49	20,009	17,864,165
3.00%, 12/01/49	20,612	18,394,476
3.00%, 01/01/50	23,135	20,692,488
3.00%, 02/01/50	44,987	40,148,932
3.00%, 03/01/50	70,122	62,533,639
3.00%, 04/01/50	34,288	30,614,773
3.00%, 05/01/50	32,826	29,249,016
3.00%, 06/01/50	16,820	14,994,536
3.00%, 07/01/50	66,905	59,718,455
3.00%, 08/01/50	114,898	102,232,036
3.00%, 09/01/50	13,175	11,719,031
3.00%, 10/01/50	36,009	32,091,389
3.00%, 11/01/50	49,657	44,263,984
3.00%, 12/01/50	8,516	7,566,046
3.00%, 01/01/51	4,637	4,137,484
3.00%, 02/01/51	783	698,178
3.00%, 03/01/51	5,424	4,785,243
3.00%, 05/01/51	40,094	35,816,205
3.00%, 06/01/51	21,681	19,205,926
3.00%, 07/01/51	17,256	15,239,016
3.00%, 08/01/51	22,271	19,650,214
3.00%, 09/01/51	2,047	1,809,257
3.00%, 10/01/51	9,686	8,557,353
3.00%, 11/01/51	28,640	25,283,725

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/51	$10,563	$9,383,022
3.00%, 01/01/52	5,024	4,432,863
3.00%, 02/01/52	240	211,304
3.00%, 04/01/52	41,427	36,527,622
3.00%, 05/01/52	23,287	20,492,703
3.00%, 06/01/52	6,764	5,955,275
3.00%, 07/01/52	1,242	1,092,324
3.00%, 03/13/53(c)	163,146	143,482,447
3.50%, 08/01/25	16	16,452
3.50%, 09/01/25	186	180,631
3.50%, 10/01/25	116	113,430
3.50%, 11/01/25	34	32,520
3.50%, 12/01/25	500	485,551
3.50%, 01/01/26	70	67,272
3.50%, 02/01/26	56	54,129
3.50%, 03/01/26	45	43,524
3.50%, 04/01/26	166	160,951
3.50%, 05/01/26	29	28,101
3.50%, 06/01/26	24	23,214
3.50%, 07/01/26	2	2,242
3.50%, 08/01/26	76	73,537
3.50%, 09/01/26	3,425	3,312,484
3.50%, 10/01/26	71	68,907
3.50%, 12/01/26	24	23,408
3.50%, 01/01/27	216	209,717
3.50%, 02/01/27	12	12,007
3.50%, 03/01/27	323	311,171
3.50%, 04/01/27	517	500,557
3.50%, 07/01/27	243	235,419
3.50%, 01/01/28	282	271,466
3.50%, 07/01/28	347	336,073
3.50%, 08/01/28	431	415,253
3.50%, 10/01/28	367	350,332
3.50%, 11/01/28	69	66,796
3.50%, 12/01/28	139	134,375
3.50%, 01/01/29	177	170,186
3.50%, 03/01/29	326	313,897
3.50%, 05/01/29	38	36,094
3.50%, 07/01/29	8	7,929
3.50%, 08/01/29	25	24,194
3.50%, 09/01/29	204	196,733
3.50%, 10/01/29	17	16,841
3.50%, 11/01/29	1,687	1,609,521
3.50%, 12/01/29	1,059	1,019,860
3.50%, 04/01/30	197	189,836
3.50%, 06/01/30	459	437,985
3.50%, 08/01/30	213	205,223
3.50%, 11/01/30	290	279,462
3.50%, 02/01/31	33	31,748
3.50%, 03/01/31	1,361	1,307,681
3.50%, 04/01/31	378	364,157
3.50%, 05/01/31	207	199,262
3.50%, 06/01/31	5,565	5,358,441
3.50%, 07/01/31	1,908	1,831,483
3.50%, 08/01/31	1,125	1,083,261
3.50%, 09/01/31	115	111,063
3.50%, 11/01/31	11	11,034
3.50%, 12/01/31	727	700,668
3.50%, 01/01/32	4,010	3,855,787
3.50%, 02/01/32	762	729,003

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/32	$451	$434,406
3.50%, 04/01/32	2,125	2,041,448
3.50%, 05/01/32	3,978	3,827,934
3.50%, 06/01/32	3,635	3,482,562
3.50%, 07/01/32	2,576	2,479,166
3.50%, 08/01/32	1,156	1,112,339
3.50%, 09/01/32	495	476,610
3.50%, 11/01/32	4,157	3,999,172
3.50%, 12/01/32	1,752	1,686,165
3.50%, 01/01/33	829	790,591
3.50%, 02/01/33	1,783	1,711,890
3.50%, 03/01/33	4,765	4,558,113
3.50%, 04/01/33	2,101	2,018,052
3.50%, 05/01/33	609	584,490
3.50%, 09/01/33	1,646	1,579,818
3.50%, 10/01/33	274	262,917
3.50%, 11/01/33	332	318,956
3.50%, 12/01/33	577	553,796
3.50%, 01/01/34	2,897	2,781,502
3.50%, 02/01/34	1,358	1,300,932
3.50%, 03/01/34	4,204	4,024,513
3.50%, 04/01/34	10,414	9,970,153
3.50%, 05/01/34	6,327	6,055,261
3.50%, 06/01/34	2,030	1,942,644
3.50%, 07/01/34	6,845	6,576,256
3.50%, 08/01/34	667	638,433
3.50%, 09/01/34	471	451,009
3.50%, 10/01/34	1,188	1,137,014
3.50%, 11/01/34	7,925	7,585,793
3.50%, 12/01/34	5,990	5,734,288
3.50%, 01/01/35	318	304,452
3.50%, 02/01/35	1,767	1,691,573
3.50%, 03/01/35	3,418	3,271,353
3.50%, 04/01/35	1,030	984,631
3.50%, 05/01/35	4,799	4,606,518
3.50%, 06/01/35	8,445	8,026,499
3.50%, 07/01/35	3,642	3,480,175
3.50%, 10/01/35	783	748,689
3.50%, 11/01/35	2,497	2,386,550
3.50%, 12/01/35	2,088	1,996,207
3.50%, 02/01/36	4,522	4,320,375
3.50%, 01/01/38	3,111	2,929,246
3.50%, 02/01/38	1,811	1,705,526
3.50%, 03/16/38(c)	36,900	35,170,312
3.50%, 10/01/40	16	14,869
3.50%, 11/01/40	284	265,290
3.50%, 12/01/40	610	568,980
3.50%, 01/01/41	48	45,166
3.50%, 02/01/41	15	14,018
3.50%, 03/01/41	38	35,337
3.50%, 06/01/41	23	20,954
3.50%, 10/01/41	11	9,947
3.50%, 11/01/41	166	154,322
3.50%, 12/01/41	255	237,780
3.50%, 01/01/42	947	882,557
3.50%, 02/01/42	923	860,267
3.50%, 03/01/42	13,276	12,378,293
3.50%, 04/01/42	332	309,401
3.50%, 05/01/42	2,618	2,445,930
3.50%, 06/01/42	208	194,545

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/42	$1,802	$1,680,046
3.50%, 08/01/42	13,598	12,681,876
3.50%, 09/01/42	4,441	4,146,913
3.50%, 10/01/42	12,056	11,240,641
3.50%, 11/01/42	1,828	1,704,738
3.50%, 12/01/42	10,769	10,031,904
3.50%, 01/01/43	782	728,897
3.50%, 04/01/43	666	622,992
3.50%, 05/01/43	1,622	1,514,156
3.50%, 06/01/43	8,488	7,911,249
3.50%, 07/01/43	3,745	3,516,406
3.50%, 08/01/43	408	380,701
3.50%, 09/01/43	205	190,957
3.50%, 10/01/43	2,203	2,074,854
3.50%, 11/01/43	199	185,012
3.50%, 12/01/43	192	180,715
3.50%, 01/01/44	307	285,831
3.50%, 02/01/44	379	352,994
3.50%, 04/01/44	7,864	7,383,366
3.50%, 05/01/44	2,227	2,097,222
3.50%, 06/01/44	694	648,577
3.50%, 09/01/44	1,408	1,315,953
3.50%, 10/01/44	4,927	4,584,098
3.50%, 11/01/44	14,887	13,837,889
3.50%, 12/01/44	931	866,360
3.50%, 01/01/45	384	359,538
3.50%, 02/01/45	11,587	10,795,756
3.50%, 03/01/45	2,136	1,979,113
3.50%, 04/01/45	2,042	1,905,268
3.50%, 05/01/45	923	855,206
3.50%, 06/01/45	5,588	5,208,596
3.50%, 07/01/45	9,055	8,433,299
3.50%, 08/01/45	16,450	15,330,777
3.50%, 09/01/45	5,946	5,533,263
3.50%, 10/01/45	5,058	4,723,102
3.50%, 11/01/45	8,591	7,986,799
3.50%, 12/01/45	7,107	6,581,630
3.50%, 01/01/46	21,169	19,757,401
3.50%, 02/01/46	32,858	30,441,387
3.50%, 03/01/46	9,985	9,252,991
3.50%, 04/01/46	14,977	13,987,543
3.50%, 05/01/46	4,675	4,334,304
3.50%, 06/01/46	9,391	8,702,687
3.50%, 07/01/46	32,640	30,299,625
3.50%, 08/01/46	3,525	3,277,850
3.50%, 09/01/46	10,176	9,433,127
3.50%, 10/01/46	16,831	15,629,830
3.50%, 11/01/46	18,698	17,351,376
3.50%, 12/01/46	51,972	48,378,243
3.50%, 01/01/47	32,723	30,396,229
3.50%, 02/01/47	20,153	18,664,122
3.50%, 03/01/47	2,414	2,259,831
3.50%, 04/01/47	8,062	7,489,916
3.50%, 05/01/47	21,648	20,140,590
3.50%, 06/01/47	10,532	9,783,315
3.50%, 07/01/47	78,022	72,563,390
3.50%, 08/01/47	43,873	40,775,691
3.50%, 09/01/47	14,829	13,732,544
3.50%, 10/01/47	10,751	9,983,442
3.50%, 11/01/47	26,029	24,141,527

126	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/47	$37,045		$34,430,409
3.50%, 01/01/48	49,692		46,064,148
3.50%, 02/01/48	39,502		36,665,334
3.50%, 03/01/48	37,748		35,087,483
3.50%, 04/01/48	8,646		8,024,992
3.50%, 05/01/48	383		354,695
3.50%, 06/01/48	8,039		7,471,380
3.50%, 07/01/48	17,220		15,940,497
3.50%, 09/01/48	1,326		1,226,466
3.50%, 10/01/48	2,090		1,934,249
3.50%, 11/01/48	23,681		22,058,239
3.50%, 01/01/49	4,522		4,194,114
3.50%, 02/01/49	1,962		1,815,298
3.50%, 03/01/49	3,094		2,861,363
3.50%, 04/01/49	6,608		6,097,404
3.50%, 05/01/49	42,619		39,522,410
3.50%, 06/01/49	33,316		30,858,079
3.50%, 07/01/49	20,260		18,710,536
3.50%, 08/01/49	318		295,597
3.50%, 09/01/49	1,203		1,109,818
3.50%, 11/01/49	13,315		12,364,695
3.50%, 12/01/49	11,725		10,864,283
3.50%, 01/01/50	6,137		5,694,857
3.50%, 02/01/50	4,398		4,090,758
3.50%, 03/01/50	5,026		4,669,721
3.50%, 04/01/50	9,934		9,143,632
3.50%, 05/01/50	4,743		4,392,155
3.50%, 06/01/50	29,382		27,189,190
3.50%, 07/01/50	4,704		4,336,221
3.50%, 08/01/50	7,057		6,527,624
3.50%, 09/01/50	4,985		4,611,561
3.50%, 10/01/50	2,211		2,047,597
3.50%, 01/01/51	34,188		31,623,078
3.50%, 05/01/51	4,056		3,711,788
3.50%, 06/01/51	176		160,645
3.50%, 08/01/51	3,099		2,831,147
3.50%, 09/01/51	6,029		5,521,858
3.50%, 10/01/51	4,243		3,906,208
3.50%, 01/01/52	1,029		938,729
3.50%, 02/01/52	61,882		56,456,154
3.50%, 04/01/52	1,886		1,729,585
3.50%, 05/01/52	21,294		19,389,534
3.50%, 05/01/52	0	(b)	1
3.50%, 06/01/52	23,936		21,799,371
3.50%, 07/01/52	6,645		6,051,108
3.50%, 08/01/52	420		383,193
3.50%, 03/13/53(c)	94,050		85,607,542
4.00%, 04/01/23	0	(b)	105
4.00%, 02/01/24	1		570
4.00%, 02/01/24	0	(b)	290
4.00%, 03/01/24	67		66,551
4.00%, 04/01/24	34		33,363
4.00%, 04/01/24	0	(b)	172
4.00%, 05/01/24	2		2,016
4.00%, 05/01/24	0	(b)	73
4.00%, 06/01/24	3		2,759
4.00%, 06/01/24	0	(b)	726
4.00%, 07/01/24	0	(b)	470
4.00%, 07/01/24	15		15,380
4.00%, 08/01/24	2		1,892

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 08/01/24	$0	(b)	$393
4.00%, 09/01/24	4		4,389
4.00%, 10/01/24	7		6,829
4.00%, 11/01/24	2		1,441
4.00%, 12/01/24	8		8,212
4.00%, 01/01/25	4		3,586
4.00%, 02/01/25	5		5,270
4.00%, 03/01/25	14		13,153
4.00%, 04/01/25	10		9,813
4.00%, 04/01/25	0	(b)	422
4.00%, 05/01/25	17		16,794
4.00%, 05/01/25	0	(b)	153
4.00%, 06/01/25	5		4,313
4.00%, 07/01/25	54		53,149
4.00%, 08/01/25	2		2,094
4.00%, 09/01/25	296		289,329
4.00%, 10/01/25	365		357,252
4.00%, 11/01/25	147		143,760
4.00%, 12/01/25	5		4,888
4.00%, 01/01/26	9		9,283
4.00%, 01/01/26	0	(b)	284
4.00%, 03/01/26	274		266,757
4.00%, 05/01/26	9		8,575
4.00%, 06/01/26	1,449		1,411,391
4.00%, 07/01/26	67		64,932
4.00%, 08/01/26	10		9,658
4.00%, 09/01/26	434		422,302
4.00%, 03/01/27	285		277,110
4.00%, 03/01/27	0	(b)	2
4.00%, 08/01/27	100		98,259
4.00%, 02/01/29	121		117,981
4.00%, 12/01/30	667		649,038
4.00%, 01/01/31	440		428,443
4.00%, 02/01/31	302		293,778
4.00%, 03/01/31	34		32,740
4.00%, 10/01/31	965		938,566
4.00%, 02/01/32	2,394		2,328,437
4.00%, 04/01/32	6		6,331
4.00%, 05/01/32	1,307		1,275,967
4.00%, 06/01/32	7		6,399
4.00%, 07/01/32	607		592,090
4.00%, 10/01/32	14		13,951
4.00%, 05/01/33	117		114,928
4.00%, 07/01/33	717		702,147
4.00%, 08/01/33	1,204		1,178,284
4.00%, 09/01/33	1,942		1,900,117
4.00%, 10/01/33	416		406,564
4.00%, 11/01/33	65		63,594
4.00%, 12/01/33	1,507		1,473,279
4.00%, 01/01/34	341		333,237
4.00%, 05/01/34	448		438,433
4.00%, 06/01/34	427		418,004
4.00%, 07/01/34	412		402,902
4.00%, 08/01/34	196		192,066
4.00%, 10/01/34	1,092		1,067,847
4.00%, 11/01/35	4,222		4,129,270
4.00%, 01/01/36	14		13,528
4.00%, 10/01/37	18,457		17,865,925
4.00%, 03/16/38(c)	19,000		18,525,000
4.00%, 06/01/38	294		284,147

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/39	$16	$14,895
4.00%, 04/01/39	32	31,743
4.00%, 05/01/39	377	362,466
4.00%, 07/01/39	18	17,655
4.00%, 08/01/39	335	321,445
4.00%, 09/01/39	29	27,981
4.00%, 10/01/39	2	2,059
4.00%, 11/01/39	98	93,983
4.00%, 12/01/39	4	2,965
4.00%, 02/01/40	17	16,348
4.00%, 05/01/40	15	14,948
4.00%, 07/01/40	41	39,394
4.00%, 08/01/40	983	943,971
4.00%, 09/01/40	848	814,787
4.00%, 10/01/40	392	377,099
4.00%, 11/01/40	111	106,258
4.00%, 12/01/40	2,049	1,972,168
4.00%, 01/01/41	2,000	1,920,079
4.00%, 02/01/41	908	873,189
4.00%, 03/01/41	214	205,204
4.00%, 04/01/41	35	33,945
4.00%, 05/01/41	333	320,646
4.00%, 08/01/41	3	2,555
4.00%, 09/01/41	2,262	2,176,719
4.00%, 10/01/41	344	331,798
4.00%, 11/01/41	132	127,765
4.00%, 12/01/41	830	796,092
4.00%, 01/01/42	1,173	1,126,517
4.00%, 02/01/42	210	202,365
4.00%, 03/01/42	5,908	5,687,814
4.00%, 05/01/42	904	869,697
4.00%, 06/01/42	37	34,677
4.00%, 07/01/42	387	372,831
4.00%, 08/01/42	3	2,507
4.00%, 09/01/42	5	5,086
4.00%, 12/01/42	184	177,603
4.00%, 01/01/43	8	7,715
4.00%, 08/01/43	21	20,128
4.00%, 09/01/43	1,269	1,227,146
4.00%, 10/01/43	164	157,155
4.00%, 11/01/43	325	312,886
4.00%, 12/01/43	5	4,779
4.00%, 01/01/44	868	835,982
4.00%, 02/01/44	10	9,582
4.00%, 03/01/44	1,286	1,246,270
4.00%, 04/01/44	1,050	1,014,135
4.00%, 05/01/44	9,812	9,452,505
4.00%, 06/01/44	2,957	2,850,834
4.00%, 07/01/44	8,015	7,776,748
4.00%, 08/01/44	220	211,728
4.00%, 09/01/44	157	151,127
4.00%, 10/01/44	1,986	1,908,778
4.00%, 11/01/44	5,203	5,004,992
4.00%, 12/01/44	2,631	2,530,025
4.00%, 01/01/45	9,101	8,749,232
4.00%, 02/01/45	7,831	7,563,439
4.00%, 03/01/45	12,723	12,254,063
4.00%, 04/01/45	891	853,038
4.00%, 06/01/45	7,001	6,733,543
4.00%, 07/01/45	13,517	13,028,155

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/01/45	$289	$277,378
4.00%, 09/01/45	12,961	12,420,478
4.00%, 10/01/45	3,173	3,055,871
4.00%, 11/01/45	7,742	7,427,235
4.00%, 12/01/45	765	732,271
4.00%, 01/01/46	2,330	2,235,402
4.00%, 02/01/46	3,886	3,743,120
4.00%, 03/01/46	10,902	10,467,510
4.00%, 04/01/46	7,175	6,869,796
4.00%, 05/01/46	8,862	8,491,573
4.00%, 06/01/46	14,782	14,269,078
4.00%, 07/01/46	1,246	1,197,119
4.00%, 08/01/46	8,421	8,095,079
4.00%, 09/01/46	10,084	9,702,041
4.00%, 10/01/46	2,965	2,852,024
4.00%, 11/01/46	8,773	8,453,990
4.00%, 01/01/47	3,947	3,791,017
4.00%, 02/01/47	3,174	3,044,019
4.00%, 03/01/47	8,509	8,158,474
4.00%, 04/01/47	10,027	9,630,431
4.00%, 05/01/47	9,004	8,653,158
4.00%, 06/01/47	17,333	16,649,148
4.00%, 07/01/47	9,596	9,213,769
4.00%, 08/01/47	25,192	24,086,805
4.00%, 09/01/47	23,743	22,783,871
4.00%, 10/01/47	28,409	27,127,671
4.00%, 11/01/47	13,790	13,213,591
4.00%, 12/01/47	8,554	8,224,472
4.00%, 01/01/48	9,547	9,122,151
4.00%, 02/01/48	41,161	39,379,854
4.00%, 03/01/48	2,986	2,857,732
4.00%, 04/01/48	12,567	12,019,815
4.00%, 05/01/48	5,923	5,661,182
4.00%, 06/01/48	2,805	2,694,842
4.00%, 07/01/48	12,002	11,518,306
4.00%, 08/01/48	3,783	3,635,975
4.00%, 09/01/48	7,724	7,370,941
4.00%, 10/01/48	8,999	8,633,039
4.00%, 11/01/48	5,490	5,236,937
4.00%, 12/01/48	8,945	8,575,820
4.00%, 01/01/49	11,093	10,646,233
4.00%, 02/01/49	5,430	5,200,791
4.00%, 03/01/49	13,954	13,368,013
4.00%, 04/01/49	11,597	11,120,867
4.00%, 05/01/49	9,165	8,776,369
4.00%, 06/01/49	33,237	31,759,628
4.00%, 07/01/49	27,835	26,856,093
4.00%, 09/01/49	12,991	12,468,490
4.00%, 11/01/49	1,983	1,908,883
4.00%, 12/01/49	21,782	20,760,737
4.00%, 01/01/50	3,232	3,085,989
4.00%, 03/01/50	3,484	3,295,455
4.00%, 04/01/50	4,086	3,879,135
4.00%, 05/01/50	5,168	4,915,398
4.00%, 06/01/50	450	428,186
4.00%, 07/01/50	790	751,703
4.00%, 12/01/50	9,907	9,423,140
4.00%, 05/01/51	11,016	10,493,450
4.00%, 10/01/51	624	593,557
4.00%, 05/01/52	15,128	14,211,458

128	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 06/01/52	$19,649		$18,499,426
4.00%, 07/01/52	13,185		12,386,158
4.00%, 08/01/52	49,561		46,546,476
4.00%, 03/13/53(c)	226,508		212,598,993
4.50%, 04/01/23	0	(b)	154
4.50%, 05/01/23	0	(b)	10
4.50%, 06/01/23	0	(b)	147
4.50%, 01/01/24	0	(b)	148
4.50%, 02/01/24	0	(b)	169
4.50%, 03/01/24	5		5,007
4.50%, 03/01/24	0	(b)	86
4.50%, 04/01/24	0	(b)	113
4.50%, 07/01/24	1		1,060
4.50%, 08/01/24	2		1,218
4.50%, 10/01/24	129		126,999
4.50%, 10/01/24	0	(b)	1,249
4.50%, 11/01/24	2		1,563
4.50%, 12/01/24	11		10,382
4.50%, 01/01/25	1		668
4.50%, 02/01/25	182		178,616
4.50%, 04/01/25	258		253,629
4.50%, 04/01/25	0	(b)	275
4.50%, 05/01/25	11		10,233
4.50%, 06/01/25	219		215,211
4.50%, 09/01/25	8		8,037
4.50%, 04/01/26	6		6,097
4.50%, 10/01/26	847		833,839
4.50%, 01/01/27	95		92,921
4.50%, 11/01/28	1		759
4.50%, 08/01/31	1,377		1,360,666
4.50%, 08/01/33	32		31,904
4.50%, 09/01/33	7		6,469
4.50%, 10/01/33	16		15,626
4.50%, 11/01/33	24		23,807
4.50%, 12/01/33	397		391,355
4.50%, 01/01/34	1,422		1,402,656
4.50%, 02/01/34	311		306,386
4.50%, 04/01/34	2		1,517
4.50%, 05/01/34	10		9,117
4.50%, 06/01/34	531		524,014
4.50%, 07/01/34	0	(b)	286
4.50%, 08/01/34	1,293		1,274,894
4.50%, 09/01/34	235		231,917
4.50%, 12/01/34	3		3,056
4.50%, 01/01/35	1		806
4.50%, 02/01/35	0	(b)	404
4.50%, 03/01/35	1		1,421
4.50%, 05/01/35	0	(b)	188
4.50%, 07/01/35	0	(b)	349
4.50%, 08/01/35	1		1,098
4.50%, 09/01/35	8		7,979
4.50%, 10/01/35	2		1,525
4.50%, 12/01/35	35		34,819
4.50%, 01/01/36	0	(b)	478
4.50%, 03/01/36	2		1,890
4.50%, 07/01/37	4		3,443
4.50%, 03/01/38	3		2,761
4.50%, 04/01/38	0	(b)	569
4.50%, 04/01/38	108		106,251
4.50%, 05/01/38	42		41,830

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 06/01/38	$17		$16,203
4.50%, 06/01/38	0	(b)	304
4.50%, 09/01/38	11,324		11,206,865
4.50%, 11/01/38	3		2,956
4.50%, 01/01/39	9		9,487
4.50%, 02/01/39	0	(b)	369
4.50%, 02/01/39	730		720,585
4.50%, 03/01/39	46		45,533
4.50%, 04/01/39	1,452		1,436,525
4.50%, 05/01/39	840		830,233
4.50%, 06/01/39	155		153,393
4.50%, 07/01/39	170		168,567
4.50%, 08/01/39	2,386		2,358,579
4.50%, 09/01/39	73		72,098
4.50%, 10/01/39	5,371		5,310,744
4.50%, 11/01/39	29		28,118
4.50%, 12/01/39	328		324,708
4.50%, 01/01/40	1,589		1,570,162
4.50%, 02/01/40	322		318,679
4.50%, 03/01/40	267		265,619
4.50%, 04/01/40	101		100,418
4.50%, 05/01/40	158		156,126
4.50%, 06/01/40	26		25,933
4.50%, 07/01/40	52		50,971
4.50%, 08/01/40	124		122,431
4.50%, 09/01/40	2,009		1,987,218
4.50%, 10/01/40	282		279,714
4.50%, 12/01/40	2,105		2,081,570
4.50%, 01/01/41	2,112		2,088,089
4.50%, 02/01/41	408		403,538
4.50%, 03/01/41	931		919,907
4.50%, 04/01/41	14,923		14,758,241
4.50%, 05/01/41	12,636		12,497,141
4.50%, 06/01/41	5,020		4,965,494
4.50%, 07/01/41	319		316,215
4.50%, 08/01/41	3,326		3,289,032
4.50%, 09/01/41	5,597		5,534,620
4.50%, 10/01/41	102		101,421
4.50%, 11/01/41	273		269,333
4.50%, 12/01/41	2,993		2,997,992
4.50%, 01/01/42	2,833		2,802,128
4.50%, 04/01/42	107		105,975
4.50%, 07/01/42	2,863		2,831,650
4.50%, 09/01/42	1,498		1,481,593
4.50%, 10/01/42	1,947		1,929,578
4.50%, 01/01/43	148		146,780
4.50%, 09/01/43	2,634		2,647,156
4.50%, 10/01/43	829		826,127
4.50%, 11/01/43	1,926		1,904,608
4.50%, 12/01/43	1,386		1,393,093
4.50%, 01/01/44	287		284,552
4.50%, 02/01/44	435		430,481
4.50%, 03/01/44	7,160		7,104,073
4.50%, 04/01/44	1,422		1,426,078
4.50%, 05/01/44	563		554,336
4.50%, 06/01/44	1,478		1,460,267
4.50%, 07/01/44	237		235,123
4.50%, 08/01/44	1,009		996,911
4.50%, 09/01/44	37		36,874
4.50%, 10/01/44	227		223,466

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 11/01/44	$58	$57,514
4.50%, 12/01/44	7,751	7,749,065
4.50%, 01/01/45	940	940,058
4.50%, 02/01/45	9,179	9,097,186
4.50%, 03/01/45	1,312	1,299,092
4.50%, 04/01/45	5	4,500
4.50%, 08/01/45	2,185	2,165,814
4.50%, 09/01/45	373	368,323
4.50%, 10/01/45	5,714	5,739,756
4.50%, 11/01/45	454	447,856
4.50%, 12/01/45	121	118,913
4.50%, 01/01/46	82	80,743
4.50%, 02/01/46	7,228	7,168,771
4.50%, 03/01/46	21,834	21,599,551
4.50%, 04/01/46	5,133	5,126,844
4.50%, 05/01/46	1,060	1,055,184
4.50%, 06/01/46	1,246	1,246,730
4.50%, 07/01/46	915	913,210
4.50%, 08/01/46	6,352	6,267,231
4.50%, 09/01/46	191	187,971
4.50%, 10/01/46	742	728,314
4.50%, 11/01/46	95	93,065
4.50%, 12/01/46	722	709,097
4.50%, 01/01/47	688	675,103
4.50%, 02/01/47	455	446,506
4.50%, 03/01/47	1,239	1,226,381
4.50%, 04/01/47	3,173	3,124,821
4.50%, 05/01/47	1,774	1,757,317
4.50%, 06/01/47	8,504	8,334,096
4.50%, 07/01/47	2,178	2,141,227
4.50%, 08/01/47	5,392	5,391,893
4.50%, 09/01/47	4,068	3,994,140
4.50%, 10/01/47	6,519	6,433,013
4.50%, 11/01/47	2,354	2,325,424
4.50%, 12/01/47	664	653,615
4.50%, 01/01/48	1,633	1,605,844
4.50%, 02/01/48	5,186	5,116,980
4.50%, 03/01/48	643	638,014
4.50%, 04/01/48	12,933	12,651,040
4.50%, 05/01/48	5,171	5,084,544
4.50%, 06/01/48	3,731	3,652,084
4.50%, 07/01/48	3,615	3,535,956
4.50%, 08/01/48	30,641	30,080,895
4.50%, 09/01/48	6,577	6,463,066
4.50%, 10/01/48	12,626	12,354,777
4.50%, 11/01/48	6,344	6,254,384
4.50%, 12/01/48	35,091	34,354,932
4.50%, 01/01/49	18,150	17,772,519
4.50%, 02/01/49	10,778	10,598,517
4.50%, 03/01/49	9,149	8,914,731
4.50%, 04/01/49	12,697	12,483,799
4.50%, 05/01/49	11,882	11,613,244
4.50%, 06/01/49	2,022	1,972,736
4.50%, 07/01/49	3,478	3,393,069
4.50%, 08/01/49	2,062	2,010,707
4.50%, 09/01/49	3,320	3,238,433
4.50%, 10/01/49	1,838	1,792,699
4.50%, 11/01/49	962	938,623
4.50%, 12/01/49	12,615	12,495,857
4.50%, 01/01/50	2,211	2,156,342

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 02/01/50	$5,210		$5,089,516
4.50%, 03/01/50	8,794		8,577,534
4.50%, 04/01/50	6,530		6,369,516
4.50%, 05/01/50	8,020		7,823,635
4.50%, 06/01/50	605		590,213
4.50%, 08/01/50	180		175,852
4.50%, 09/01/50	32,495		31,777,003
4.50%, 01/01/51	234		228,666
4.50%, 06/01/52	4,089		3,938,895
4.50%, 07/01/52	4,788		4,608,771
4.50%, 10/01/52	8,537		8,217,346
4.50%, 03/13/53(c)	171,580		165,306,606
5.00%, 05/01/23	0	(b)	20
5.00%, 06/01/23	0	(b)	207
5.00%, 07/01/23	33		32,694
5.00%, 07/01/23	0	(b)	12
5.00%, 08/01/23	0	(b)	32
5.00%, 09/01/23	0	(b)	25
5.00%, 09/01/23	1		1,462
5.00%, 10/01/23	0	(b)	79
5.00%, 11/01/23	0	(b)	165
5.00%, 12/01/23	0	(b)	380
5.00%, 12/01/23	1		668
5.00%, 01/01/24	0	(b)	155
5.00%, 02/01/24	0	(b)	1
5.00%, 12/01/24	1		634
5.00%, 05/01/25	3		2,732
5.00%, 09/01/25	1		641
5.00%, 11/01/32	2		1,599
5.00%, 03/01/33	2		2,387
5.00%, 05/01/33	20		20,631
5.00%, 06/01/33	2		2,494
5.00%, 07/01/33	88		88,409
5.00%, 08/01/33	331		331,440
5.00%, 08/01/33	0	(b)	424
5.00%, 09/01/33	44		43,764
5.00%, 10/01/33	1		660
5.00%, 11/01/33	1,493		1,497,963
5.00%, 02/01/34	3		2,927
5.00%, 03/01/34	22		22,821
5.00%, 04/01/34	18		17,895
5.00%, 05/01/34	612		614,258
5.00%, 05/01/34	0	(b)	194
5.00%, 06/01/34	1		603
5.00%, 07/01/34	9		8,855
5.00%, 08/01/34	23		22,822
5.00%, 09/01/34	4		4,098
5.00%, 10/01/34	9		8,669
5.00%, 12/01/34	191		192,089
5.00%, 01/01/35	138		138,050
5.00%, 02/01/35	756		758,448
5.00%, 03/01/35	42		42,144
5.00%, 04/01/35	10		10,537
5.00%, 05/01/35	7		7,074
5.00%, 06/01/35	79		79,508
5.00%, 07/01/35	906		908,689
5.00%, 08/01/35	57		57,247
5.00%, 08/01/35	0	(b)	448
5.00%, 09/01/35	120		120,441
5.00%, 10/01/35	41		42,622

130	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 11/01/35	$405		$408,041
5.00%, 11/01/35	0	(b)	479
5.00%, 12/01/35	5		4,335
5.00%, 01/01/36	15		15,236
5.00%, 02/01/36	8		8,050
5.00%, 03/01/36	511		513,363
5.00%, 03/01/36	0	(b)	289
5.00%, 04/01/36	0	(b)	354
5.00%, 04/01/36	1		538
5.00%, 05/01/36	394		396,143
5.00%, 05/01/36	0	(b)	47
5.00%, 06/01/36	35		35,223
5.00%, 07/01/36	22		22,497
5.00%, 08/01/36	1		735
5.00%, 11/01/36	2		2,418
5.00%, 12/01/36	2		1,644
5.00%, 02/01/37	14		13,910
5.00%, 03/01/37	9		8,631
5.00%, 04/01/37	2		1,647
5.00%, 05/01/37	9		9,060
5.00%, 06/01/37	6		6,365
5.00%, 07/01/37	399		400,002
5.00%, 01/01/38	6		5,771
5.00%, 02/01/38	657		659,429
5.00%, 02/01/38	0	(b)	277
5.00%, 03/01/38	40		38,881
5.00%, 04/01/38	89		90,237
5.00%, 04/01/38	0	(b)	894
5.00%, 05/01/38	22		21,832
5.00%, 06/01/38	3		2,604
5.00%, 07/01/38	70		69,954
5.00%, 11/01/38	0	(b)	86
5.00%, 12/01/38	4		4,385
5.00%, 01/01/39	205		207,227
5.00%, 02/01/39	24		24,004
5.00%, 03/01/39	437		440,387
5.00%, 04/01/39	3,468		3,496,321
5.00%, 04/01/39	0	(b)	475
5.00%, 05/01/39	804		810,902
5.00%, 06/01/39	717		719,132
5.00%, 07/01/39	29		29,851
5.00%, 08/01/39	586		591,154
5.00%, 09/01/39	359		361,220
5.00%, 10/01/39	347		349,255
5.00%, 11/01/39	58		59,223
5.00%, 12/01/39	1,391		1,402,731
5.00%, 01/01/40	106		106,626
5.00%, 02/01/40	48		47,918
5.00%, 03/01/40	238		239,695
5.00%, 04/01/40	913		921,252
5.00%, 05/01/40	8,429		8,504,262
5.00%, 06/01/40	215		218,300
5.00%, 07/01/40	972		979,382
5.00%, 08/01/40	5,410		5,449,180
5.00%, 09/01/40	697		702,341
5.00%, 10/01/40	127		127,925
5.00%, 11/01/40	17		17,322
5.00%, 12/01/40	1,324		1,336,140
5.00%, 01/01/41	204		206,436
5.00%, 02/01/41	467		471,197

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 03/01/41	$1,497		$1,510,158
5.00%, 04/01/41	2,440		2,460,995
5.00%, 05/01/41	7,145		7,207,441
5.00%, 06/01/41	1,053		1,062,577
5.00%, 07/01/41	514		517,896
5.00%, 08/01/41	1,120		1,129,542
5.00%, 11/01/41	108		109,055
5.00%, 04/01/42	387		389,962
5.00%, 08/01/43	24		24,527
5.00%, 09/01/43	515		519,814
5.00%, 10/01/43	1,013		1,023,299
5.00%, 11/01/43	42		42,795
5.00%, 12/01/43	131		131,580
5.00%, 01/01/44	1,645		1,661,958
5.00%, 03/01/44	481		484,496
5.00%, 06/01/44	157		158,122
5.00%, 07/01/44	60		60,221
5.00%, 08/01/44	118		118,453
5.00%, 09/01/44	945		951,442
5.00%, 11/01/44	414		416,554
5.00%, 01/01/45	7		7,192
5.00%, 07/01/45	3,223		3,251,819
5.00%, 03/01/47	17		17,415
5.00%, 04/01/47	90		89,382
5.00%, 05/01/47	774		774,001
5.00%, 07/01/47	629		632,434
5.00%, 08/01/47	169		168,107
5.00%, 09/01/47	950		948,504
5.00%, 10/01/47	477		475,191
5.00%, 11/01/47	71		70,291
5.00%, 02/01/48	779		776,404
5.00%, 03/01/48	1,485		1,480,347
5.00%, 04/01/48	1,651		1,651,541
5.00%, 06/01/48	1,917		1,912,705
5.00%, 07/01/48	3,769		3,769,214
5.00%, 08/01/48	5,423		5,423,371
5.00%, 09/01/48	5,592		5,597,203
5.00%, 10/01/48	3,313		3,313,866
5.00%, 11/01/48	2,397		2,397,976
5.00%, 12/01/48	1,583		1,578,871
5.00%, 01/01/49	10,176		10,166,357
5.00%, 02/01/49	6,509		6,495,730
5.00%, 03/01/49	5,106		5,091,057
5.00%, 04/01/49	7,327		7,307,232
5.00%, 05/01/49	1,876		1,870,510
5.00%, 07/01/49	8,080		8,058,342
5.00%, 08/01/49	2,395		2,389,122
5.00%, 09/01/49	1,225		1,223,581
5.00%, 10/01/49	4,316		4,305,008
5.00%, 11/01/49	1,182		1,178,670
5.00%, 03/01/50	2,166		2,160,399
5.00%, 04/01/50	1,055		1,046,865
5.00%, 05/01/50	491		487,765
5.00%, 09/01/50	35		34,242
5.00%, 01/01/51	1,150		1,141,796
5.00%, 08/01/52	9,348		9,289,081
5.00%, 10/01/52	8,257		8,112,441
5.00%, 03/13/53(c)	85,047		83,598,543
5.50%, 09/01/23	0	(b)	26
5.50%, 11/01/23	0	(b)	129

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 12/01/23	$0	(b)	$101
5.50%, 01/01/25	0	(b)	38
5.50%, 05/01/25	0	(b)	25
5.50%, 03/01/28	179		177,745
5.50%, 10/01/28	0	(b)	263
5.50%, 12/01/28	0	(b)	157
5.50%, 07/01/29	1		1,358
5.50%, 04/01/31	1		1,427
5.50%, 12/01/31	11		11,254
5.50%, 01/01/32	6		5,914
5.50%, 02/01/32	2		1,798
5.50%, 11/01/32	0	(b)	462
5.50%, 11/01/32	2		1,896
5.50%, 12/01/32	6		5,827
5.50%, 01/01/33	25		25,394
5.50%, 02/01/33	6		5,269
5.50%, 02/01/33	0	(b)	814
5.50%, 03/01/33	26		25,583
5.50%, 04/01/33	60		61,272
5.50%, 04/01/33	0	(b)	455
5.50%, 05/01/33	549		561,123
5.50%, 06/01/33	38		39,289
5.50%, 07/01/33	113		116,249
5.50%, 08/01/33	1		1,220
5.50%, 09/01/33	0	(b)	169
5.50%, 09/01/33	5		4,893
5.50%, 10/01/33	236		240,452
5.50%, 10/01/33	0	(b)	612
5.50%, 11/01/33	1,068		1,089,927
5.50%, 12/01/33	1		919
5.50%, 01/01/34	34		34,091
5.50%, 02/01/34	23		23,305
5.50%, 03/01/34	11		10,815
5.50%, 04/01/34	53		53,530
5.50%, 05/01/34	49		50,099
5.50%, 06/01/34	23		23,264
5.50%, 07/01/34	16		15,984
5.50%, 09/01/34	787		806,170
5.50%, 10/01/34	1		674
5.50%, 11/01/34	23		22,981
5.50%, 12/01/34	13		13,309
5.50%, 01/01/35	37		38,252
5.50%, 02/01/35	67		67,596
5.50%, 03/01/35	28		28,475
5.50%, 04/01/35	23		22,823
5.50%, 05/01/35	12		11,786
5.50%, 06/01/35	23		23,525
5.50%, 07/01/35	23		23,543
5.50%, 08/01/35	9		9,719
5.50%, 09/01/35	191		195,082
5.50%, 10/01/35	13		12,348
5.50%, 11/01/35	33		33,715
5.50%, 12/01/35	44		43,497
5.50%, 12/01/35	0	(b)	303
5.50%, 01/01/36	16		16,745
5.50%, 02/01/36	62		63,580
5.50%, 03/01/36	1		585
5.50%, 04/01/36	1,277		1,312,670
5.50%, 05/01/36	318		326,495
5.50%, 06/01/36	1		772

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 07/01/36	$11		$11,769
5.50%, 08/01/36	25		25,386
5.50%, 09/01/36	2,048		2,090,745
5.50%, 10/01/36	9		9,712
5.50%, 11/01/36	17		17,277
5.50%, 11/01/36	0	(b)	114
5.50%, 12/01/36	22		22,403
5.50%, 12/01/36	0	(b)	207
5.50%, 01/01/37	0	(b)	265
5.50%, 01/01/37	26		26,560
5.50%, 02/01/37	62		63,751
5.50%, 03/01/37	40		40,649
5.50%, 04/01/37	8		8,059
5.50%, 05/01/37	238		247,096
5.50%, 05/01/37	0	(b)	591
5.50%, 06/01/37	143		146,215
5.50%, 06/01/37	0	(b)	408
5.50%, 07/01/37	20		20,895
5.50%, 07/01/37	0	(b)	855
5.50%, 08/01/37	1,647		1,692,652
5.50%, 08/01/37	0	(b)	375
5.50%, 09/01/37	0	(b)	464
5.50%, 10/01/37	3		2,786
5.50%, 10/01/37	0	(b)	251
5.50%, 11/01/37	10		9,885
5.50%, 12/01/37	52		53,468
5.50%, 12/01/37	0	(b)	223
5.50%, 01/01/38	12		12,599
5.50%, 02/01/38	32		32,445
5.50%, 03/01/38	670		689,644
5.50%, 04/01/38	0	(b)	429
5.50%, 04/01/38	67		68,340
5.50%, 05/01/38	206		211,160
5.50%, 06/01/38	239		243,933
5.50%, 06/01/38	0	(b)	985
5.50%, 07/01/38	509		523,994
5.50%, 07/01/38	0	(b)	795
5.50%, 08/01/38	53		55,198
5.50%, 08/01/38	0	(b)	181
5.50%, 09/01/38	6		6,703
5.50%, 10/01/38	3		2,951
5.50%, 11/01/38	1,000		1,027,299
5.50%, 12/01/38	34		34,620
5.50%, 01/01/39	35		36,197
5.50%, 02/01/39	36		37,458
5.50%, 03/01/39	11		11,532
5.50%, 04/01/39	19		19,349
5.50%, 06/01/39	145		149,106
5.50%, 07/01/39	16		16,712
5.50%, 08/01/39	1		1,135
5.50%, 09/01/39	27		27,286
5.50%, 10/01/39	6		6,276
5.50%, 11/01/39	30		31,093
5.50%, 12/01/39	68		70,688
5.50%, 01/01/40	35		35,530
5.50%, 03/01/40	60		62,043
5.50%, 05/01/40	131		134,649
5.50%, 06/01/40	67		69,224
5.50%, 07/01/40	1,612		1,656,863
5.50%, 09/01/40	4,022		4,135,170

132	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 07/01/41	$275		$283,633
5.50%, 09/01/41	6,943		7,107,863
5.50%, 05/01/44	5,348		5,502,814
5.50%, 01/01/47	1,769		1,817,056
5.50%, 06/01/48	99		101,877
5.50%, 11/01/48	77		79,287
5.50%, 12/01/48	2,328		2,383,170
5.50%, 02/01/49	562		574,546
5.50%, 03/01/49	121		123,555
5.50%, 09/01/52	853		852,271
5.50%, 11/01/52	9,717		9,700,141
5.50%, 03/13/53(c)	209,979		209,618,099
6.00%, 05/01/24	0	(b)	12
6.00%, 12/01/24	0	(b)	154
6.00%, 03/01/28	0	(b)	486
6.00%, 04/01/28	0	(b)	76
6.00%, 11/01/28	0	(b)	534
6.00%, 12/01/28	0	(b)	1,262
6.00%, 01/01/29	0	(b)	465
6.00%, 01/01/29	2		1,824
6.00%, 02/01/29	0	(b)	1,258
6.00%, 02/01/29	5		4,822
6.00%, 03/01/29	2		1,913
6.00%, 03/01/29	0	(b)	81
6.00%, 04/01/29	2		2,352
6.00%, 05/01/29	0	(b)	166
6.00%, 06/01/29	0	(b)	69
6.00%, 06/01/29	1		730
6.00%, 07/01/29	2		1,528
6.00%, 04/01/30	1		1,065
6.00%, 04/01/31	1		953
6.00%, 04/01/31	0	(b)	23
6.00%, 05/01/31	4		4,710
6.00%, 05/01/31	0	(b)	431
6.00%, 11/01/31	6		6,597
6.00%, 02/01/32	2		2,505
6.00%, 03/01/32	2		2,257
6.00%, 04/01/32	4		4,250
6.00%, 06/01/32	1		1,273
6.00%, 09/01/32	3		2,749
6.00%, 11/01/32	31		33,090
6.00%, 12/01/32	22		22,825
6.00%, 12/01/32	0	(b)	807
6.00%, 01/01/33	24		23,978
6.00%, 02/01/33	6		6,043
6.00%, 02/01/33	0	(b)	454
6.00%, 03/01/33	18		19,478
6.00%, 03/01/33	0	(b)	64
6.00%, 05/01/33	2		2,299
6.00%, 10/01/33	2		2,489
6.00%, 11/01/33	1		1,511
6.00%, 12/01/33	18		18,578
6.00%, 02/01/34	4		4,104
6.00%, 03/01/34	1,418		1,478,799
6.00%, 04/01/34	2		2,476
6.00%, 05/01/34	230		240,487
6.00%, 08/01/34	308		321,972
6.00%, 09/01/34	0	(b)	505
6.00%, 09/01/34	12		12,571
6.00%, 10/01/34	14		14,695

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 11/01/34	$94		$97,605
6.00%, 12/01/34	5		5,501
6.00%, 01/01/35	27		27,883
6.00%, 02/01/35	11		11,179
6.00%, 04/01/35	3		3,322
6.00%, 06/01/35	9		9,029
6.00%, 07/01/35	84		87,617
6.00%, 09/01/35	12		12,864
6.00%, 10/01/35	35		36,138
6.00%, 12/01/35	34		35,302
6.00%, 01/01/36	6		6,151
6.00%, 01/01/36	0	(b)	304
6.00%, 02/01/36	2		1,899
6.00%, 03/01/36	1		901
6.00%, 05/01/36	0	(b)	589
6.00%, 05/01/36	23		23,400
6.00%, 06/01/36	471		491,960
6.00%, 07/01/36	9		10,129
6.00%, 08/01/36	452		472,800
6.00%, 10/01/36	18		19,308
6.00%, 11/01/36	35		37,369
6.00%, 11/01/36	0	(b)	602
6.00%, 12/01/36	10		10,987
6.00%, 01/01/37	3		3,202
6.00%, 02/01/37	70		72,626
6.00%, 03/01/37	29		30,474
6.00%, 04/01/37	0	(b)	348
6.00%, 04/01/37	16		16,826
6.00%, 06/01/37	29		29,778
6.00%, 07/01/37	22		22,073
6.00%, 07/01/37	0	(b)	1,121
6.00%, 08/01/37	16		16,478
6.00%, 09/01/37	12		13,135
6.00%, 10/01/37	7		6,784
6.00%, 11/01/37	33		34,005
6.00%, 12/01/37	27		28,004
6.00%, 12/01/37	0	(b)	55
6.00%, 01/01/38	96		99,266
6.00%, 02/01/38	39		40,516
6.00%, 02/01/38	0	(b)	401
6.00%, 03/01/38	339		354,269
6.00%, 04/01/38	25		26,587
6.00%, 05/01/38	844		883,317
6.00%, 07/01/38	18		18,669
6.00%, 08/01/38	96		99,710
6.00%, 08/01/38	0	(b)	374
6.00%, 09/01/38	27		27,117
6.00%, 09/01/38	0	(b)	405
6.00%, 10/01/38	15		15,313
6.00%, 11/01/38	10		10,965
6.00%, 12/01/38	6		6,512
6.00%, 06/01/39	2,460		2,567,220
6.00%, 09/01/39	2		1,826
6.00%, 10/01/39	202		211,688
6.00%, 04/01/40	32		34,009
6.00%, 09/01/40	4		4,326
6.00%, 10/01/40	46		48,146
6.00%, 07/01/41	689		721,174
6.00%, 02/01/49	1,043		1,092,150
6.50%, 08/01/23	0	(b)	76

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 09/01/23	$0	(b)	$5
6.50%, 12/01/23	0	(b)	88
6.50%, 01/01/24	0	(b)	183
6.50%, 03/01/24	0	(b)	9
6.50%, 04/01/24	0	(b)	11
6.50%, 06/01/24	0	(b)	70
6.50%, 10/01/24	0	(b)	9
6.50%, 11/01/24	0	(b)	79
6.50%, 06/01/25	0	(b)	98
6.50%, 08/01/25	0	(b)	68
6.50%, 12/01/25	0	(b)	125
6.50%, 01/01/26	0	(b)	10
6.50%, 01/01/26	1		1,398
6.50%, 02/01/26	0	(b)	153
6.50%, 03/01/26	0	(b)	263
6.50%, 04/01/26	0	(b)	224
6.50%, 05/01/26	0	(b)	194
6.50%, 06/01/26	0	(b)	59
6.50%, 09/01/26	0	(b)	342
6.50%, 11/01/26	0	(b)	72
6.50%, 03/01/27	0	(b)	225
6.50%, 04/01/27	0	(b)	123
6.50%, 11/01/27	0	(b)	95
6.50%, 12/01/27	2		1,369
6.50%, 12/01/27	0	(b)	259
6.50%, 01/01/28	1		548
6.50%, 02/01/28	0	(b)	69
6.50%, 04/01/28	0	(b)	199
6.50%, 04/01/28	1		1,090
6.50%, 05/01/28	0	(b)	4
6.50%, 05/01/28	1		667
6.50%, 08/01/28	0	(b)	267
6.50%, 08/01/28	5		5,213
6.50%, 09/01/28	0	(b)	223
6.50%, 09/01/28	1		1,078
6.50%, 10/01/28	0	(b)	303
6.50%, 10/01/28	1		1,110
6.50%, 11/01/28	0	(b)	520
6.50%, 12/01/28	1		829
6.50%, 12/01/28	0	(b)	392
6.50%, 01/01/29	2		1,829
6.50%, 02/01/29	2		1,836
6.50%, 02/01/29	0	(b)	107
6.50%, 03/01/29	0	(b)	923
6.50%, 03/01/29	3		3,432
6.50%, 04/01/29	1		923
6.50%, 04/01/29	0	(b)	408
6.50%, 05/01/29	2		1,288
6.50%, 06/01/29	14		13,158
6.50%, 06/01/29	0	(b)	309
6.50%, 07/01/29	0	(b)	482
6.50%, 07/01/29	2		2,406
6.50%, 08/01/29	0	(b)	274
6.50%, 09/01/29	1		575
6.50%, 11/01/29	0	(b)	180
6.50%, 05/01/30	0	(b)	133
6.50%, 10/01/30	0	(b)	10
6.50%, 12/01/30	1		653
6.50%, 01/01/31	0	(b)	107
6.50%, 03/01/31	1		716

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 04/01/31	$0	(b)	$93
6.50%, 04/01/31	2		2,121
6.50%, 05/01/31	0	(b)	517
6.50%, 05/01/31	5		4,306
6.50%, 06/01/31	0	(b)	94
6.50%, 07/01/31	3		2,375
6.50%, 07/01/31	0	(b)	601
6.50%, 08/01/31	2		1,512
6.50%, 09/01/31	3		3,253
6.50%, 10/01/31	5		5,683
6.50%, 10/01/31	0	(b)	432
6.50%, 11/01/31	2		1,987
6.50%, 12/01/31	3		3,697
6.50%, 12/01/31	0	(b)	190
6.50%, 02/01/32	0	(b)	888
6.50%, 02/01/32	2		2,335
6.50%, 03/01/32	10		10,712
6.50%, 04/01/32	1		712
6.50%, 05/01/32	6		5,882
6.50%, 06/01/32	2		1,942
6.50%, 06/01/32	0	(b)	353
6.50%, 07/01/32	6		6,275
6.50%, 07/01/32	0	(b)	568
6.50%, 08/01/32	15		14,806
6.50%, 08/01/32	0	(b)	632
6.50%, 09/01/32	12		12,432
6.50%, 11/01/32	0	(b)	314
6.50%, 01/01/33	0	(b)	490
6.50%, 03/01/33	5		4,985
6.50%, 05/01/33	1		578
6.50%, 05/01/33	0	(b)	363
6.50%, 06/01/33	6		5,793
6.50%, 07/01/33	0	(b)	77
6.50%, 09/01/33	0	(b)	209
6.50%, 11/01/33	5		4,743
6.50%, 01/01/34	8		8,155
6.50%, 03/01/34	0	(b)	269
6.50%, 05/01/34	13		13,934
6.50%, 08/01/34	9		9,374
6.50%, 09/01/34	18		19,367
6.50%, 10/01/34	2		2,555
6.50%, 11/01/34	1		983
6.50%, 04/01/35	3		2,997
6.50%, 02/01/36	5		5,750
6.50%, 05/01/36	1		961
6.50%, 06/01/36	0	(b)	461
6.50%, 07/01/36	0	(b)	383
6.50%, 07/01/36	1		1,076
6.50%, 08/01/36	35		37,521
6.50%, 08/01/36	0	(b)	275
6.50%, 09/01/36	150		159,922
6.50%, 10/01/36	29		31,106
6.50%, 11/01/36	0	(b)	378
6.50%, 12/01/36	29		30,511
6.50%, 12/01/36	0	(b)	660
6.50%, 02/01/37	6		6,742
6.50%, 03/01/37	3		2,818
6.50%, 06/01/37	1		681
6.50%, 07/01/37	40		41,995
6.50%, 07/01/37	0	(b)	564

134	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 08/01/37	$1,237		$1,317,011
6.50%, 08/01/37	0	(b)	111
6.50%, 09/01/37	0	(b)	153
6.50%, 09/01/37	10		9,867
6.50%, 10/01/37	84		89,169
6.50%, 10/01/37	0	(b)	758
6.50%, 11/01/37	18		19,990
6.50%, 11/01/37	0	(b)	309
6.50%, 12/01/37	49		51,919
6.50%, 12/01/37	0	(b)	707
6.50%, 01/01/38	5		4,978
6.50%, 02/01/38	7		7,156
6.50%, 03/01/38	15		15,826
6.50%, 05/01/38	39		41,775
6.50%, 06/01/38	12		13,018
6.50%, 09/01/38	4		4,616
6.50%, 12/01/38	5		5,614
6.50%, 01/01/39	8		8,367
6.50%, 03/01/39	3		3,773
6.50%, 05/01/39	3		2,779
6.50%, 10/01/39	1,163		1,238,183
6.50%, 05/01/40	797		848,790
7.00%, 06/01/23	0	(b)	2
7.00%, 07/01/23	0	(b)	102
7.00%, 09/01/23	0	(b)	3
7.00%, 10/01/23	0	(b)	100
7.00%, 12/01/23	0	(b)	46
7.00%, 01/01/24	0	(b)	26
7.00%, 02/01/24	0	(b)	630
7.00%, 03/01/24	0	(b)	157
7.00%, 05/01/24	1		851
7.00%, 10/01/24	0	(b)	8
7.00%, 11/01/24	0	(b)	118
7.00%, 07/01/25	0	(b)	2
7.00%, 08/01/25	0	(b)	160
7.00%, 09/01/25	0	(b)	91
7.00%, 10/01/25	0	(b)	106
7.00%, 12/01/25	2		1,551
7.00%, 02/01/26	0	(b)	165
7.00%, 03/01/26	0	(b)	327
7.00%, 04/01/26	0	(b)	83
7.00%, 05/01/26	0	(b)	661
7.00%, 08/01/26	0	(b)	116
7.00%, 11/01/26	2		2,001
7.00%, 02/01/27	0	(b)	30
7.00%, 04/01/27	0	(b)	135
7.00%, 07/01/27	0	(b)	272
7.00%, 08/01/27	1		1,406
7.00%, 09/01/27	0	(b)	165
7.00%, 09/01/27	1		610
7.00%, 11/01/27	0	(b)	174
7.00%, 12/01/27	0	(b)	168
7.00%, 03/01/28	1		554
7.00%, 04/01/28	0	(b)	247
7.00%, 04/01/28	2		1,561
7.00%, 07/01/28	0	(b)	259
7.00%, 07/01/28	1		637
7.00%, 08/01/28	0	(b)	318
7.00%, 01/01/29	0	(b)	382
7.00%, 02/01/29	0	(b)	561

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 05/01/29	$1		$563
7.00%, 06/01/29	1		561
7.00%, 07/01/29	0	(b)	41
7.00%, 08/01/29	0	(b)	158
7.00%, 08/01/29	1		1,102
7.00%, 10/01/29	0	(b)	97
7.00%, 01/01/30	0	(b)	78
7.00%, 02/01/30	0	(b)	214
7.00%, 09/01/30	1		628
7.00%, 12/01/30	0	(b)	111
7.00%, 02/01/31	0	(b)	154
7.00%, 09/01/31	1		538
7.00%, 09/01/31	0	(b)	170
7.00%, 11/01/31	0	(b)	48
7.00%, 03/01/32	4		4,081
7.00%, 04/01/32	26		27,907
7.00%, 04/01/32	0	(b)	293
7.00%, 05/01/32	10		10,431
7.00%, 05/01/32	0	(b)	358
7.00%, 07/01/32	0	(b)	476
7.00%, 08/01/32	1		925
7.00%, 10/01/32	0	(b)	763
7.00%, 12/01/32	10		9,898
7.00%, 01/01/36	2		2,444
7.00%, 07/01/36	1		857
7.00%, 08/01/36	1		1,019
7.00%, 01/01/37	1		1,397
7.00%, 03/01/37	2		2,600
7.00%, 04/01/37	406		441,051
7.00%, 04/01/37	0	(b)	443
7.00%, 05/01/37	6		6,693
7.00%, 06/01/37	0	(b)	264
7.00%, 06/01/37	7		6,899
7.00%, 09/01/37	0	(b)	483
7.00%, 12/01/37	11		11,523
7.00%, 05/01/38	0	(b)	483
7.00%, 12/01/38	3		2,941
7.00%, 01/01/39	0	(b)	425
7.50%, 06/01/23	0	(b)	6
7.50%, 03/01/24	0	(b)	18
7.50%, 04/01/24	0	(b)	138
7.50%, 04/01/24	1		773
7.50%, 05/01/24	0	(b)	75
7.50%, 06/01/24	0	(b)	16
7.50%, 07/01/24	0	(b)	305
7.50%, 08/01/24	0	(b)	125
7.50%, 09/01/24	0	(b)	26
7.50%, 09/01/25	0	(b)	99
7.50%, 10/01/25	0	(b)	160
7.50%, 11/01/25	0	(b)	340
7.50%, 12/01/25	0	(b)	215
7.50%, 05/01/26	0	(b)	96
7.50%, 07/01/26	0	(b)	11
7.50%, 08/01/26	0	(b)	88
7.50%, 01/01/27	0	(b)	21
7.50%, 04/01/27	0	(b)	269
7.50%, 07/01/27	0	(b)	439
7.50%, 09/01/27	0	(b)	60
7.50%, 11/01/27	0	(b)	85
7.50%, 01/01/28	0	(b)	148

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 07/01/29	$1		$600
7.50%, 08/01/29	3		3,547
7.50%, 08/01/29	0	(b)	51
7.50%, 09/01/29	1		656
7.50%, 09/01/29	0	(b)	785
7.50%, 10/01/29	0	(b)	64
7.50%, 05/01/30	0	(b)	163
7.50%, 06/01/30	0	(b)	588
7.50%, 12/01/30	0	(b)	61
7.50%, 12/01/30	2		1,586
7.50%, 01/01/31	0	(b)	182
7.50%, 03/01/31	0	(b)	10
7.50%, 05/01/31	2		2,180
7.50%, 05/01/31	0	(b)	382
7.50%, 06/01/31	0	(b)	746
7.50%, 07/01/32	0	(b)	143
7.50%, 10/01/32	0	(b)	49
7.50%, 03/01/33	2		2,281
7.50%, 06/01/33	0	(b)	283
7.50%, 12/01/37	0	(b)	357
8.00%, 10/01/23	0	(b)	2
8.00%, 07/01/24	0	(b)	20
8.00%, 08/01/25	0	(b)	31
8.00%, 10/01/25	0	(b)	100
8.00%, 12/01/25	0	(b)	44
8.00%, 01/01/26	0	(b)	192
8.00%, 09/01/26	1		740
8.00%, 08/01/27	0	(b)	116
8.00%, 06/01/28	0	(b)	104
8.00%, 07/01/29	0	(b)	147
8.00%, 08/01/29	0	(b)	228
8.00%, 08/01/29	1		560
8.00%, 04/01/30	0	(b)	78
8.00%, 06/01/30	0	(b)	237
8.00%, 10/01/30	0	(b)	171
8.50%, 06/01/25	0	(b)	31
8.50%, 09/01/25	0	(b)	24
8.50%, 12/01/25	0	(b)	41

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.50%, 12/01/26	$0	(b)	$218
8.50%, 03/01/27	1		767
8.50%, 04/01/30	1		663
8.50%, 05/01/32	2		1,976
9.00%, 11/01/26	0	(b)	13
9.00%, 06/01/27	0	(b)	260
9.00%, 09/01/30	0	(b)	254
9.00%, 10/01/30	0	(b)	83

			24,571,062,506

Total Long-Term Investments — 99.4% (Cost: $27,224,093,576)			24,571,062,506

Short-Term Securities

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	2,326,225		2,327,621,011
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	100		100,000

Total Short-Term Securities — 9.4% (Cost: $2,325,984,825)			2,327,721,011

Total Investments — 108.8% (Cost: $29,550,078,401)			26,898,783,517

Liabilities in Excess of Other Assets — (8.8)%			(2,168,209,127)

Net Assets — 100.0%			$24,730,574,390

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rounds to less than 1,000.
(c)	Represents or includes a TBA transaction.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security represents an investment of TBA cash collateral.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,760,436,149	$—	$(1,433,403,931	)(a)	$(683,373)	$1,272,166	$2,327,621,011	2,326,225	$50,168,704	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	0	(a)	—	—	100,000	100	2,257	—

					$(683,373)	$1,272,166	$2,327,721,011		$50,170,961	$—

(a)	Represents net amount purchased (sold).

136	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® MBS ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$24,571,062,506	$—	$24,571,062,506
Short-Term Securities
Money Market Funds	2,327,721,011	—	—	2,327,721,011

	$2,327,721,011	$24,571,062,506	$—	$26,898,783,517

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	137

Statements of Assets and Liabilities

February 28, 2023

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$675,869,076	$153,033,889	$2,435,082,480	$24,571,062,506
Investments, at value — affiliated(c)	44,821,030	2,750,845	26,209,320	2,327,721,011
Cash	8,662	9,341	8,441	1,168,281
Cash pledged as collateral for TBA commitments	—	—	—	2,046,000
Receivables:
Investments sold	—	1,782,936	47,764,023	1,702,956
Securities lending income — affiliated	1,056	1,040	9,875	—
Capital shares sold	65,193	48,392	998,732	4,656,331
Dividends — affiliated	20,269	2,022	21,415	7,961,118
Interest — unaffiliated	4,692,797	1,112,905	15,184,254	62,189,017

Total assets	725,478,083	158,741,370	2,525,278,540	26,978,507,220

LIABILITIES
Collateral on securities loaned, at value	39,201,030	2,044,845	20,981,320	—
Payables:
Investments purchased	—	2,197,031	43,088,850	2,247,313,727
Investment advisory fees	102,746	24,037	390,736	619,103

Total liabilities	39,303,776	4,265,913	64,460,906	2,247,932,830

NET ASSETS	$686,174,307	$154,475,457	$2,460,817,634	$24,730,574,390

NET ASSETS CONSIST OF
Paid-in capital	$746,961,486	$179,450,578	$2,673,280,224	$27,841,197,765
Accumulated loss	(60,787,179)	(24,975,121)	(212,462,590)	(3,110,623,375)

NET ASSETS	$686,174,307	$154,475,457	$2,460,817,634	$24,730,574,390

NET ASSETVALUE
Shares outstanding	6,450,000	1,500,000	24,050,000	265,500,000

Net asset value	$106.38	$102.98	$102.32	$93.15

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$715,985,080	$174,375,396	$2,633,325,820	$27,224,093,576
(b) Securities loaned, at value	$38,366,672	$1,982,450	$20,443,769	$—
(c) Investments, at cost — affiliated	$44,821,030	$2,750,845	$26,209,320	$2,325,984,825

See notes to financial statements.

138	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2023

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

INVESTMENT INCOME
Dividends — affiliated	$117,087	$19,019	$158,562	$50,170,961
Interest — unaffiliated	12,685,560	5,138,945	53,629,943	519,077,627
Securities lending income — affiliated — net	26,824	13,408	147,923	—
Other income — unaffiliated	—	4,974	33,906	—

Total investment income	12,829,471	5,176,346	53,970,334	569,248,588

EXPENSES
Investment advisory	1,252,551	484,135	4,939,299	8,360,253

Total expenses	1,252,551	484,135	4,939,299	8,360,253

Less:
Investment advisory fees waived	—	—	—	(1,401,797)

Total expenses after fees waived	1,252,551	484,135	4,939,299	6,958,456

Net investment income	11,576,920	4,692,211	49,031,035	562,290,132

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,825,941)	(1,994,728)	(18,065,649)	(278,170,582)
Investments — affiliated	—	—	—	(683,373)
Capital gain distributions from underlying funds — affiliated	16	—	12	—
In-kind redemptions — unaffiliated(a)	(5,694,596)	(42,357,991)	(28,949,038)	—

	(26,520,521)	(44,352,719)	(47,014,675)	(278,853,955)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(26,765,131)	(746,066)	(159,326,127)	(2,239,501,689)
Investments — affiliated	—	—	—	1,272,166

	(26,765,131)	(746,066)	(159,326,127)	(2,238,229,523)

Net realized and unrealized loss	(53,285,652)	(45,098,785)	(206,340,802)	(2,517,083,478)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(41,708,732)	$(40,406,574)	$(157,309,767)	$(1,954,793,346)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	139

Statements of Changes in Net Assets

	iShares Agency Bond ETF		iShares Government/Credit Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,576,920	$5,730,894	$4,692,211	$4,343,836
Net realized loss	(26,520,521)	(894,231)	(44,352,719)	(3,208,557)
Net change in unrealized appreciation (depreciation)	(26,765,131)	(20,276,051)	(746,066)	(18,136,061)

Net decrease in net assets resulting from operations	(41,708,732)	(15,439,388)	(40,406,574)	(17,000,782)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,556,499)	(7,598,945)	(4,886,139)	(4,169,470)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	25,611,737	(52,170,914)	(227,772,697)	168,208,885

NET ASSETS
Total increase (decrease) in net assets	(26,653,494)	(75,209,247)	(273,065,410)	147,038,633
Beginning of year	712,827,801	788,037,048	427,540,867	280,502,234

End of year	$686,174,307	$712,827,801	$154,475,457	$427,540,867

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

140	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Intermediate Government/Credit Bond ETF		iShares MBS ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$49,031,035	$34,863,443	$562,290,132	$286,513,748
Net realized gain (loss)	(47,014,675)	3,851,487	(278,853,955)	(217,821,506)
Net change in unrealized appreciation (depreciation)	(159,326,127)	(110,162,104)	(2,238,229,523)	(884,118,060)

Net decrease in net assets resulting from operations	(157,309,767)	(71,447,174)	(1,954,793,346)	(815,425,818)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(47,097,176)	(34,880,467)	(518,398,942)	(263,023,925)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	98,268,765	358,884,121	3,123,142,907	(1,321,516,523)

NET ASSETS
Total increase (decrease) in net assets	(106,138,178)	252,556,480	649,950,619	(2,399,966,266)
Beginning of year	2,566,955,812	2,314,399,332	24,080,623,771	26,480,590,037

End of year	$2,460,817,634	$2,566,955,812	$24,730,574,390	$24,080,623,771

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	141

Financial Highlights

(For a share outstanding throughout each period)

	iShares Agency Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$114.97	$118.50	$118.95	$112.08	$111.42

Net investment income(a)	2.01	0.85	1.25	2.61	2.57
Net realized and unrealized gain (loss)(b)	(8.76)	(3.24)	0.87	6.89	0.57

Net increase (decrease) from investment operations	(6.75)	(2.39)	2.12	9.50	3.14

Distributions(c)
From net investment income	(1.84)	(0.84)	(2.11)	(2.63)	(2.48)
From net realized gain	—	(0.30)	(0.46)	—	—

Total distributions	(1.84)	(1.14)	(2.57)	(2.63)	(2.48)

Net asset value, end of year	$106.38	$114.97	$118.50	$118.95	$112.08

Total Return(d)
Based on net asset value	(5.89)%	(2.02)%	1.77%	8.57%	2.86%

Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.85%	0.73%	1.04%	2.27%	2.31%

Supplemental Data
Net assets, end of year (000)	$686,174	$712,828	$788,037	$594,747	$627,634

Portfolio turnover rate(f)	92%	146%	158%	72%	69%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

142	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$117.13	$121.96	$122.67	$111.23	$111.13

Net investment income(a)	2.09	1.52	1.88	2.94	2.87
Net realized and unrealized gain (loss)(b)	(14.00)	(4.87)	(0.63)	11.59	0.13

Net increase (decrease) from investment operations	(11.91)	(3.35)	1.25	14.53	3.00

Distributions from net investment income(c)	(2.24)	(1.48)	(1.96)	(3.09)	(2.90)

Net asset value, end of year	$102.98	$117.13	$121.96	$122.67	$111.23

Total Return(d)
Based on net asset value	(10.22)%	(2.76)%	0.99%	13.24%	2.76%

Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.94%	1.26%	1.51%	2.52%	2.60%

Supplemental Data
Net assets, end of year (000)	$154,475	$427,541	$280,502	$226,938	$100,108

Portfolio turnover rate(f)	17%	21%	24%	16%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	143

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$111.36	$116.01	$115.67	$108.94	$108.09

Net investment income(a)	2.08	1.63	2.04	2.57	2.41
Net realized and unrealized gain (loss)(b)	(9.12)	(4.64)	0.41	6.73	0.82

Net increase (decrease) from investment operations	(7.04)	(3.01)	2.45	9.30	3.23

Distributions from net investment income(c)	(2.00)	(1.64)	(2.11)	(2.57)	(2.38)

Net asset value, end of year	$102.32	$111.36	$116.01	$115.67	$108.94

Total Return(d)
Based on net asset value	(6.36)%	(2.61)%	2.11%	8.63%	3.04%

Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.99%	1.42%	1.75%	2.29%	2.24%

Supplemental Data
Net assets, end of year (000)	$2,460,818	$2,566,956	$2,314,399	$2,186,171	$2,206,040

Portfolio turnover rate(f)	22%	30%	26%	19%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

144	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MBS ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$104.74	$109.29	$109.75	$105.07	$104.27

Net investment income(a)	2.43	1.21	1.77	2.92	3.04
Net realized and unrealized gain (loss)(b)	(11.80)	(4.65)	0.02	4.71	0.56

Net increase (decrease) from investment operations	(9.37)	(3.44)	1.79	7.63	3.60

Distributions(c)
From net investment income	(2.22)	(1.11)	(1.98)	(2.95)	(2.80)
Return of capital	—	—	(0.27)	—	—

Total distributions	(2.22)	(1.11)	(2.25)	(2.95)	(2.80)

Net asset value, end of year	$93.15	$104.74	$109.29	$109.75	$105.07

Total Return(d)
Based on net asset value	(9.01)%	(3.15)%	1.62%	7.35%	3.53%

Ratios to Average Net Assets(e)
Total expenses	0.04%	0.05%	0.06%	0.07%	0.09%

Total expenses after fees waived	0.03%	0.04%	0.05%	0.06%	0.08%

Net investment income	2.52%	1.12%	1.60%	2.72%	2.93%

Supplemental Data
Net assets, end of year (000)	$24,730,574	$24,080,624	$26,480,590	$23,837,087	$15,592,245

Portfolio turnover rate(f)(g)	249%	349%	405%	253%	343%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	145

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Agency Bond	Diversified
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

146	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

N O T E S T O F I N A N C I A L S T A T E M E N T S	147

Notes to Financial Statements (continued)

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Agency Bond
J.P. Morgan Securities LLC	$38,366,672	$(38,366,672)		$—		$—

148	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Government/Credit Bond
Barclays Bank PLC	$56,563	$(56,563)	$—		$—
Barclays Capital, Inc.	564,287	(564,287)	—		—
BNP Paribas SA	75,911	(75,911)	—		—
Citigroup Global Markets, Inc.	88,633	(88,633)	—		—
Deutsche Bank Securities, Inc.	908,004	(908,004)	—		—
Goldman Sachs & Co. LLC	88,471	(88,471)	—		—
J.P. Morgan Securities LLC	97,440	(97,440)	—		—
Morgan Stanley	40,094	(40,094)	—		—
Nomura Securities International, Inc.	8,453	(8,453)	—		—
RBC Capital Markets LLC	361	(361)	—		—
Toronto-Dominion Bank	54,233	(54,233)	—		—

	$1,982,450	$(1,982,450)	$—		$—

Intermediate Government/Credit Bond
Barclays Bank PLC	$768,135	$(768,135)	$—		$—
Barclays Capital, Inc.	8,332,835	(8,332,835)	—		—
BMO Capital Markets Corp.	104,177	(104,177)	—		—
BNP Paribas SA	927,963	(927,963)	—		—
BofA Securities, Inc.	1,049,920	(1,049,920)	—		—
Citadel Clearing LLC	138,954	(138,954)	—		—
Citigroup Global Markets, Inc.	259,004	(259,004)	—		—
Deutsche Bank Securities, Inc.	303,144	(303,144)	—		—
Goldman Sachs & Co. LLC	650,344	(650,344)	—		—
J.P. Morgan Securities LLC	1,726,068	(1,726,068)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	67,852	(67,852)	—		—
Morgan Stanley	206,402	(206,402)	—		—
Nomura Securities International, Inc.	238,995	(228,813)	—		10,182	(b)
RBC Capital Markets LLC	1,071,852	(1,071,852)	—		—
Scotia Capital (USA), Inc.	60,134	(60,134)	—		—
TD Securities (USA) LLC	90,759	(90,759)	—		—
Toronto-Dominion Bank	144,670	(144,670)	—		—
Wells Fargo Securities LLC	4,302,561	(4,302,561)	—		—

	$20,443,769	$(20,433,587)	$—		$10,182

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Agency Bond	0.20%
Government/Credit Bond	0.20
Intermediate Government/Credit Bond	0.20

N O T E S T O F I N A N C I A L S T A T E M E N T S	149

Notes to Financial Statements (continued)

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.0400%
Over $121 billion, up to and including $181 billion	0.0380
Over $181 billion, up to and including $231 billion	0.0361
Over $231 billion, up to and including $281 billion	0.0343
Over $281 billion	0.0326

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 in order to limit total annual operating expenses after fee waiver to 0.04% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
MBS	$1,401,797

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Agency Bond	$6,972
Government/Credit Bond	4,113
Intermediate Government/Credit Bond	44,551

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

150	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Agency Bond	$23,497,545	$42,107,680	$135,987
Government/Credit Bond	178,371	—	—
Intermediate Government/Credit Bond	7,768,269	1,490,985	(319,865)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales
Agency Bond	$568,894,803	$487,060,360	$—	$129,721,630
Government/Credit Bond	33,293,238	29,157,312	10,640,445	13,009,741
Intermediate Government/Credit Bond	367,129,161	378,091,946	171,676,498	151,979,938
MBS	55,902,680,542	56,658,794,802	39,653,366	39,711,583

For the year ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Agency Bond	$138,169,055	$107,967,343
Government/Credit Bond	135,203,414	360,817,593
Intermediate Government/Credit Bond	807,656,298	711,301,548
MBS	4,014,208,901	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Agency Bond	$(5,723,085)	$5,723,085
Government/Credit Bond	(42,367,967)	42,367,967
Intermediate Government/Credit Bond	(29,017,028)	29,017,028

N O T E S T O F I N A N C I A L S T A T E M E N T S	151

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/23	Year Ended 02/28/22
Agency Bond
Ordinary income	$10,556,499	$6,188,777
Long-term capital gains	—	1,410,168

	$10,556,499	$7,598,945

Government/Credit Bond
Ordinary income	$4,886,139	$4,169,470

Intermediate Government/Credit Bond
Ordinary income	$47,097,176	$34,880,467

MBS
Ordinary income	$518,398,942	$263,023,925

As of February 28, 2023, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
Agency Bond	$1,682,479	$(22,338,739)	$(40,130,919)	$(60,787,179)
Government/Credit Bond	350,379	(3,949,245)	(21,376,255)	(24,975,121)
Intermediate Government/Credit Bond	5,304,300	(19,061,143)	(198,705,747)	(212,462,590)
MBS	67,086,925	(483,299,459)	(2,694,410,841)	(3,110,623,375)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agency Bond	$760,821,025	$54,173	$(40,185,092)	$(40,130,919)
Government/Credit Bond	177,160,989	58,764	(21,435,019)	(21,376,255)
Intermediate Government/Credit Bond	2,659,997,547	964,300	(199,670,047)	(198,705,747)
MBS	29,593,194,358	72,042,434	(2,766,453,275)	(2,694,410,841)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

152	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/23		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount
Agency Bond
Shares sold	1,350,000	$145,437,914	4,200,000	$496,673,209
Shares redeemed	(1,100,000)	(119,826,177)	(4,650,000)	(548,844,123)

	250,000	$25,611,737	(450,000)	$(52,170,914)

N O T E S T O F I N A N C I A L S T A T E M E N T S	153

Notes to Financial Statements (continued)

	Year Ended 02/28/23		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount
Government/Credit Bond
Shares sold	1,250,000	$136,441,706	3,900,000	$475,646,800
Shares redeemed	(3,400,000)	(364,214,403)	(2,550,000)	(307,437,915)

	(2,150,000)	$(227,772,697)	1,350,000	$168,208,885

Intermediate Government/Credit Bond
Shares sold	7,850,000	$816,864,185	6,150,000	$704,806,779
Shares redeemed	(6,850,000)	(718,595,420)	(3,050,000)	(345,922,658)

	1,000,000	$98,268,765	3,100,000	$358,884,121

MBS
Shares sold	60,100,000	$5,534,768,968	18,200,000	$1,963,831,233
Shares redeemed	(24,500,000)	(2,411,626,061)	(30,600,000)	(3,285,347,756)

	35,600,000	$3,123,142,907	(12,400,000)	$(1,321,516,523)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

154	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the four funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2023, the related statements of operations for the year ended February 28, 2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2023 and each of the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.

iShares Agency Bond ETF

iShares Government/Credit Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares MBS ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 20, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	155

Important Tax Information  (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2023:

iShares ETF	Federal Obligation Interest
Agency Bond	$5,661,414
Government/Credit Bond	1,938,664
Intermediate Government/Credit Bond	23,687,343

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2023:

iShares ETF	Interest Dividends
Agency Bond	$11,549,958
Government/Credit Bond	4,721,798
Intermediate Government/Credit Bond	49,115,541
MBS	562,273,324

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2023:

iShares ETF	Interest-Related Dividends
Agency Bond	$10,893,469
Government/Credit Bond	4,209,995
Intermediate Government/Credit Bond	43,334,852
MBS	562,273,324

156	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Agency Bond ETF, iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF and iShares MBS ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	157

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate Government/Credit Bond	$1.999701	$—	$—	$1.999701	100%	—%	—%	100%
MBS	2.220047	—	—	2.220047	100	—	—	100

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

158	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 377 funds as of February 28, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (66)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (67)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (68)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	159

Trustee and Officer Information  (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State Investment Funds Committee (since 2022).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

160	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited) (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years
James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	161

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

162	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

BAB	Build America Bond

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

STRIPS	Separate Trading of Registered Interest & Principal of Securities

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	163

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-205-0223

FEBRUARY 28, 2023

2023 Annual Report

iShares Trust

•	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

•	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade and high yield corporate bonds lost ground during the 12-month period that ended February 28, 2023. The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high-yield corporate bond performance, returned -12.11% and -5.36%, respectively. High yield bonds outpaced the domestic investment-grade market, as gauged by the -9.72% return of the Bloomberg U.S. Aggregate Bond Index.

The poor return for the fixed-income market reflected the backdrop of elevated inflation and rising short-term interest rates. Consumer price inflation—which began to rise in late 2021—took another leg higher following Russia’s invasion of Ukraine in early 2022, with year-over-year increases of over 8% in each month from March to September. While inflation showed signs of cooling in late 2022, it nonetheless remained in a range of 6.0% to 7.1% over the final four months of the period – well above the U.S. Federal Reserve’s (Fed’s) stated target of 2%.

The Fed responded to rising inflation by winding down its stimulative quantitative easing program and beginning to raise interest rates aggressively. The Fed boosted short-term rates eight times over the course of the 12-month period, moving the benchmark fed funds rate from a range of 0.0% - 0.25% to 4.5% - 475%. This represented the fastest increase in such a short span of time in decades. In addition, the Fed’s communications repeatedly stated the central bank’s intent to remain steadfast in its commitment to fighting inflation. This approach quashed periodic hopes for a pivot toward a less restrictive policy, and it prompted investors to ratchet up their expectations for the likely “terminal rate;” in other words, the level at which the Fed could stop raising rates.

These circumstances created significant headwinds for the fixed-income market. The yield on the two-year U.S. Treasury note rose from 1.43% to 4.82% (as its price fell) over the course of the year, while the 10-year yield climbed from 1.83% to 3.92%. Rising Treasury yields, in turn, translated to poor performance across virtually all segments of the market.

Investment-grade corporate bonds underperformed Treasuries, with lower-quality and longer-dated securities experiencing the weakest returns. Investors’ reduced appetite for risk contributed to an increase in yield spreads versus government issues over the first eight months of the period, as did concerns that the combination of rising inflation and slowing economic growth would crimp both profit margins and earnings. Corporates experienced improving relative performance from November onward, however, offsetting most of the category’s previous underperformance.

High yield bonds, while posting losses for the year, nonetheless held up well relative to investment-grade corporates. The category was helped by both a higher contribution from income, as well as its lower degree of interest-rate sensitivity. In addition, high yield has a larger allocation to the energy sector – a positive at a time of sharply rising oil prices. The capital goods and transportation sectors also delivered positive relative performance, boosting returns for the asset class as a whole.

4	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(5.99)%	2.05%	2.97%	(5.99)%	10.68%	33.94%
Fund Market	(6.20)	2.04	2.92	(6.20)	10.63	33.39
Index	(5.36)	2.53	3.45	(5.36)	13.31	40.36

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,024.10	$ 2.46		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023 (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	3.0%
Ba	43.1
B	41.9
Caa	10.4
Ca	0.5
Not Rated	1.1

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	50.2%
5-10 Years	47.7
10-15 Years	0.9
More than 20 Years	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Investment Objective

The iShares iBoxx $ Investment Grade Corporate Bond ETF(the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(12.23)%	1.02%	1.98%	(12.23)%	5.22%	21.61%
Fund Market	(12.35)	1.05	1.96	(12.35)	5.35	21.42
Index	(12.11)	1.13	2.14	(12.11)	5.78	23.55

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period(	a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 984.00	$ 0.69		$ 1,000.00	$ 1,024.10	$ 0.70		0.14%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023 (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	3.2%
Aa	4.8
A	44.5
Baa	44.8
Ba	2.3
Not Rated	0.4

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	19.2%
5-10 Years	37.1
10-15 Years	7.3
15-20 Years	9.4
More than 20 Years	27.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(a)(b)	$16,829	$15,019,882
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	13,979	11,342,211
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	14,037	11,700,766
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	7,428	6,117,924
3.75%, 02/15/28 (Call 02/15/24)(b)	7,980	7,076,099
4.00%, 02/15/30 (Call 02/15/25)(b)	7,238	6,251,144
4.88%, 01/15/29 (Call 01/15/24)(b)	5,396	4,987,259
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	6,716	5,532,200
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	6,837	5,596,096
5.00%, 08/15/27 (Call 08/15/23)(a)(b)	8,817	7,957,343
6.25%, 06/15/25 (Call 06/15/23)(a)(b)	4,881	4,854,573
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	14,545	12,472,337
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(a)(b)	13,969	9,400,858

		108,308,692

Aerospace & Defense — 2.9%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	10,078	9,424,946
7.13%, 06/15/26 (Call 06/15/23)(a)	16,784	16,496,658
7.50%, 03/15/25 (Call 03/15/23)(a)(b)	14,928	14,928,658
7.50%, 02/01/29 (Call 02/01/26)(a)	10,439	10,250,132
7.88%, 04/15/27 (Call 04/15/23)(a)(b)	25,603	25,442,981
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	9,565	8,187,207
5.13%, 10/01/24 (Call 07/01/24)	14,208	14,012,640
6.88%, 05/01/25 (Call 04/01/25)	8,041	8,170,633
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	13,598	12,633,052
5.75%, 10/15/27 (Call 07/15/27)(a)	13,600	13,109,557
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	9,270	7,648,445
7.50%, 04/15/25 (Call 04/15/23)(a)(b)	16,593	16,572,259
9.38%, 11/30/29 (Call 11/30/25)(a)	12,425	13,154,895
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	16,307	13,990,265
4.88%, 05/01/29 (Call 05/01/24)(b)	10,704	9,216,917
5.50%, 11/15/27 (Call 11/15/23)(b)	36,917	33,951,948
6.25%, 03/15/26 (Call 03/15/23)(a)	62,843	62,107,600
6.38%, 06/15/26 (Call 06/15/23)	13,270	12,904,146
6.75%, 08/15/28 (Call 02/15/25)(a)	10,240	10,188,800
7.50%, 03/15/27 (Call 03/15/23)	7,745	7,654,964
8.00%, 12/15/25 (Call 04/08/23)(a)	15,732	16,079,658
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	6,927	6,762,484
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/31/23)(a)(b)	7,201	7,218,374
7.75%, 08/15/25 (Call 08/15/23)(b)	6,713	6,427,698
8.88%, 06/01/24 (Call 12/01/23)(a)(b)	8,293	8,648,355
9.00%, 03/15/28 (Call 03/15/25)	4,020	4,020,000

		369,203,272

Security	Par (000)	Value

Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/23)(a)(b)	$6,855	$6,601,738
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	13,702	13,250,405
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	11,706	10,115,378
10.50%, 11/01/26 (Call 11/01/23)(a)(b)	7,599	7,614,122

		37,581,643

Airlines — 2.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	16,717	15,084,961
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	6,811	6,207,798
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)	9,681	9,475,279
11.75%, 07/15/25(a)	34,582	37,877,160
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	49,929	48,617,442
5.75%, 04/20/29(a)(b)	41,411	39,397,066
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	11,855	11,261,153
3.75%, 10/28/29 (Call 07/28/29)(b)	8,050	6,881,895
4.38%, 04/19/28 (Call 01/19/28)(b)	6,726	6,126,761
7.38%, 01/15/26 (Call 12/15/25)(b)	11,695	11,985,381
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	16,541	15,383,386
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	16,481	16,543,131
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	27,315	25,624,884
4.63%, 04/15/29 (Call 10/15/25)(a)	27,521	24,427,915

		274,894,212

Apparel — 0.3%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	13,307	13,297,685
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	13,481	12,437,436
9.00%, 02/15/31 (Call 02/15/26)(b)	7,914	8,006,829

		33,741,950

Auto Manufacturers — 3.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	13,841	11,469,959
4.75%, 10/01/27 (Call 10/01/23)(a)(b)	5,127	4,766,803
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	6,333	6,003,156
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	15,421	15,382,447
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	30,076	22,820,165
4.35%, 12/08/26 (Call 09/08/26)(b)	17,848	17,020,212
6.10%, 08/19/32 (Call 05/19/32)(b)	21,165	19,679,922
9.63%, 04/22/30 (Call 01/22/30)(b)	4,991	5,727,172
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)(b)	15,149	13,925,285
2.70%, 08/10/26 (Call 07/10/26)	17,990	15,723,260
2.90%, 02/16/28 (Call 12/16/27)(b)	9,171	7,654,483
2.90%, 02/10/29 (Call 12/10/28)	8,645	7,020,086
3.38%, 11/13/25 (Call 10/13/25)	27,019	24,827,219
3.63%, 06/17/31 (Call 03/17/31)	11,647	9,245,194
3.66%, 09/08/24	9,915	9,508,485
3.81%, 01/09/24 (Call 11/09/23)	635	621,875
3.82%, 11/02/27 (Call 08/02/27)	9,285	8,137,241
4.00%, 11/13/30 (Call 08/13/30)(b)	19,179	16,006,698

10	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.06%, 11/01/24 (Call 10/01/24)	$18,147	$17,478,283
4.13%, 08/04/25	17,396	16,371,920
4.13%, 08/17/27 (Call 06/17/27)	15,107	13,482,200
4.27%, 01/09/27 (Call 11/09/26)	11,023	10,011,686
4.39%, 01/08/26	14,559	13,711,521
4.54%, 08/01/26 (Call 06/01/26)	9,074	8,420,605
4.69%, 06/09/25 (Call 04/09/25)	7,717	7,385,169
4.95%, 05/28/27 (Call 04/28/27)	18,473	17,196,237
5.11%, 05/03/29 (Call 02/03/29)(b)	17,675	16,114,377
5.13%, 06/16/25 (Call 05/16/25)(b)	21,352	20,604,680
5.58%, 03/18/24 (Call 02/18/24)	17,885	17,759,805
6.95%, 03/06/26 (Call 02/06/26)	15,375	15,422,329
7.35%, 11/04/27 (Call 10/04/27)	18,250	18,426,357
7.35%, 03/06/30 (Call 01/06/30)	13,572	13,741,065
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	6,733	5,611,535
5.50%, 07/15/29 (Call 07/15/24)(a)	6,804	5,413,432
5.88%, 01/15/28 (Call 01/15/24)(a)	8,977	7,675,335
7.75%, 10/15/25 (Call 10/15/23)(a)	9,716	9,570,260

		449,936,458

Auto Parts & Equipment — 1.3%
Adient Global Holdings
7.00%, 04/15/28	3,230	3,230,000
8.25%, 04/15/31	4,265	4,265,000
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	8,360	6,782,886
6.50%, 04/01/27 (Call 04/01/23)(b)	6,765	6,251,198
6.88%, 07/01/28 (Call 07/01/23)(b)	5,822	5,222,916
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(a)(b)	6,058	6,013,467
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(a)(b)	12,430	12,212,475
8.50%, 05/15/27 (Call 05/15/23)(a)(b)	26,717	26,550,019
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/23)(a)(b)	5,376	5,255,681
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	5,526	4,448,430
5.38%, 11/15/27 (Call 11/15/23)(b)	5,466	5,041,292
5.63%, 06/15/28 (Call 06/15/23)(b)	5,550	5,018,819
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	9,635	8,913,206
5.00%, 05/31/26 (Call 05/31/23)(b)	12,383	11,889,400
5.00%, 07/15/29 (Call 04/15/29)(b)	11,415	9,939,668
5.25%, 04/30/31 (Call 01/30/31)(b)	7,685	6,589,887
5.25%, 07/15/31 (Call 04/15/31)(b)	8,150	6,937,687
5.63%, 04/30/33 (Call 01/30/33)(b)	6,830	5,808,240
9.50%, 05/31/25 (Call 05/31/23)	11,248	11,603,491
ZF North America Capital Inc., 4.75%, 04/29/25(a)	14,683	13,996,790

		165,970,552

Banks — 1.0%
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	9,164	7,482,239
7.63%, 05/01/26 (Call 05/01/23)(a)	8,100	6,923,070
8.13%, 11/15/24 (Call 03/31/23)(a)	5,824	5,561,920
8.25%, 04/15/25 (Call 04/15/23)(a)(b)	7,201	6,816,827
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1 year CMT + 2.600%)(a)(b)(c)	10,024	7,374,137
5.02%, 06/26/24(a)(b)	26,972	26,044,139
5.71%, 01/15/26(a)(b)	20,845	20,133,906

Security	Par (000)	Value

Banks (continued)
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5 year CMT + 4.750%)(a)(c)	$20,626	$17,506,196
5.86%, 06/19/32 (Call 06/19/27), (5 year USD ICE Swap + 3.703%)(a)(c)	13,285	12,056,402
7.30%, 04/02/34 (Call 04/02/29), (5 year USD ICE Swap + 4.914%)(a)(b)(c)	17,101	16,121,289

		126,020,125

Building Materials — 1.1%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	17,730	14,882,119
5.00%, 03/01/30 (Call 03/01/25)(a)	7,277	6,566,583
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	9,309	8,943,342
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(a)(b)	9,572	9,108,555
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	5,532	4,017,827
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	13,281	12,218,520
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 03/31/23)(a)	6,434	5,772,929
4.88%, 12/15/27 (Call 12/15/23)(a)(b)	5,229	4,353,143
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)(b)	15,051	13,342,711
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	14,536	11,161,260
4.38%, 07/15/30 (Call 07/15/25)(a)	21,472	17,875,440
4.75%, 01/15/28 (Call 01/15/24)(a)	13,510	12,142,818
5.00%, 02/15/27 (Call 02/15/24)(a)	11,362	10,507,396
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	8,889	8,177,880

		139,070,523

Chemicals — 1.8%
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	10,498	8,157,471
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	5,623	3,844,012
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(a)(b)	8,532	8,381,069
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	9,992	10,016,980
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	9,304	7,731,947
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	6,647	6,137,748
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	8,242	6,680,073
5.38%, 05/15/27 (Call 02/15/27)(b)	6,631	6,057,216
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	10,589	9,319,088
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	9,383	8,796,562
5.25%, 12/15/29 (Call 09/15/29)	9,392	8,594,267
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	7,645	6,317,774
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	13,982	13,785,064
5.00%, 05/01/25 (Call 01/31/25)(a)	6,792	6,490,888
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	14,077	12,644,665
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	6,962	6,344,507
5.13%, 09/15/27 (Call 03/15/23)(b)	7,218	6,860,853
5.63%, 08/01/29 (Call 08/01/24)(b)	8,966	8,541,819

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	$11,617	$9,666,929
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	5,500	4,475,059
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	14,911	12,910,440
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	9,196	7,478,917
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	14,468	11,791,420
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	7,369	5,955,994
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	4,987	4,873,047
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)	9,898	9,112,000
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	15,595	12,541,402

		223,507,211

Commercial Services — 4.4%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	13,344	11,442,480
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	7,504	6,680,511
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(a)(b)	6,223	5,335,574
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	12,989	9,701,181
6.63%, 07/15/26 (Call 07/15/23)(a)(b)	26,072	24,689,402
9.75%, 07/15/27 (Call 07/15/23)(a)	15,023	13,792,166
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)(b)	26,836	22,282,235
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	10,629	8,875,215
6.75%, 02/15/27 (Call 02/15/24)(a)	8,466	8,145,543
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	7,033	6,259,288
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	8,211	7,420,502
5.75%, 07/15/27 (Call 07/15/23)(a)(b)	5,593	5,269,005
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	13,260	11,852,381
3.50%, 06/01/31 (Call 03/01/31)(b)	13,267	10,718,409
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(a)(b)	7,926	7,187,891
5.50%, 07/15/25 (Call 06/18/23)(a)(b)	5,653	5,530,561
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)(b)	7,571	6,728,802
6.00%, 06/01/29 (Call 06/01/24)(a)	6,608	5,402,150
7.75%, 02/15/28 (Call 02/15/25)(a)	5,240	5,148,719
9.50%, 11/01/27 (Call 11/01/23)(a)	8,098	7,804,205
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	7,998	6,916,242
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	10,626	9,008,104
4.50%, 07/01/28 (Call 07/01/23)(a)	10,760	9,896,471
Grand Canyon University
4.13%, 10/01/24	6,724	6,340,732
5.13%, 10/01/28 (Call 08/01/28)(b)	5,238	4,883,126
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)	15,779	14,861,852
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(b)	6,760	6,050,504
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	13,927	11,559,410
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	14,338	10,834,510

Security	Par (000)	Value

Commercial Services (continued)
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	$17,865	$11,612,250
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	36,110	34,169,088
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(a)(b)	7,771	7,642,779
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	13,334	11,596,580
5.25%, 04/15/24(a)(b)	10,697	10,522,410
5.75%, 04/15/26(a)(b)	18,520	17,893,755
6.25%, 01/15/28 (Call 01/15/24)(a)(b)	18,002	16,691,454
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/31/23)(a)	232	232,046
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 03/31/23)(a)	11,568	10,843,043
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	10,525	10,361,818
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	8,175	8,149,412
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	11,694	9,517,747
4.00%, 05/15/31 (Call 05/15/26)(b)	10,799	9,087,917
4.63%, 12/15/27 (Call 12/15/23)(b)	7,305	6,809,372
5.13%, 06/01/29 (Call 06/01/24)(b)	10,004	9,366,245
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)(b)	10,007	9,432,923
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	10,018	8,411,695
3.88%, 11/15/27 (Call 03/31/23)(b)	10,049	9,269,276
3.88%, 02/15/31 (Call 08/15/25)(b)	14,762	12,675,813
4.00%, 07/15/30 (Call 07/15/25)(b)	10,466	9,214,560
4.88%, 01/15/28 (Call 01/15/24)(b)	22,535	21,432,394
5.25%, 01/15/30 (Call 01/15/25)(b)	9,925	9,391,665
5.50%, 05/15/27 (Call 05/15/23)(b)	6,517	6,370,639
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/23)(a)	16,152	16,252,835
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	6,723	6,079,878

		553,644,765

Computers — 1.4%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)	151	133,972
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	112	98,387
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	27,590	21,864,984
Diebold Nixdorf Inc.
8.50%, 10/15/26(b)	1,936	949,027
9.38%, 07/15/25 (Call 03/16/23)(a)(b)	9,439	6,673,373
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)(b)	9,250	7,973,500
5.13%, 04/15/29 (Call 04/15/24)(a)	16,500	14,107,500
5.25%, 10/01/30 (Call 10/01/25)(a)	5,832	4,844,449
5.75%, 09/01/27 (Call 09/01/23)(a)(b)	6,533	6,343,572
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	6,890	6,700,525
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(a)	7,684	7,009,233
8.25%, 02/01/28 (Call 02/01/24)(a)(b)	7,411	7,073,826
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	6,578	5,640,854
4.13%, 01/15/31 (Call 10/15/30)	389	324,815
4.75%, 01/01/25	7,258	6,976,639
4.88%, 03/01/24 (Call 01/01/24)(b)	5,799	5,704,766
4.88%, 06/01/27 (Call 03/01/27)(b)	6,873	6,441,039

12	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
9.63%, 12/01/32 (Call 12/01/27)	$10,187	$11,153,989
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	16,750	17,964,785
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	6,770	5,302,152
3.10%, 02/01/32 (Call 11/01/31)	6,858	4,954,559
4.75%, 02/15/26 (Call 11/15/25)	31,577	29,819,876

		178,055,822

Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	12,191	11,597,738
6.50%, 04/15/26 (Call 04/15/23)(a)(b)	6,278	6,163,426
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	6,588	5,953,525
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	6,665	5,680,380
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	10,600	9,907,820

		39,302,889

Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	5,566	4,583,833
4.00%, 01/15/28 (Call 01/15/24)(a)(b)	9,379	8,394,205
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	16,988	14,636,411
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(a)	9,458	4,341,222
9.00%, 11/15/26 (Call 11/15/23)(a)(b)	13,501	9,208,739

		41,164,410

Diversified Financial Services — 3.7%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24), (5 year CMT + 4.535%)(b)(c)	9,883	9,449,411
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)(b)	6,791	6,417,495
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	6,807	6,920,166
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)(b)	13,882	13,576,298
6.70%, 02/14/33 (Call 11/16/32)	6,735	6,385,397
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	13,278	8,697,090
3.63%, 10/01/31 (Call 10/01/26)(a)	13,402	7,974,190
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	13,497	5,528,950
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	13,525	11,456,783
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	6,748	3,998,190
6.50%, 11/01/25 (Call 11/01/23)(a)	6,718	4,968,521
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	12,016	10,578,847
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	5,593	4,863,792
4.63%, 11/15/27 (Call 11/15/23)(a)(b)	5,576	5,189,283
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	5,258	4,133,403
6.50%, 05/01/28 (Call 05/01/24)(a)	13,465	11,544,992
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	8,874	6,880,278
5.50%, 08/15/28 (Call 08/15/23)(a)(b)	11,420	9,719,128
5.75%, 11/15/31 (Call 11/15/26)(a)	8,122	6,360,683
6.00%, 01/15/27 (Call 01/15/24)(a)	8,153	7,515,481

Security	Par (000)	Value

Diversified Financial Services (continued)
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	$6,585	$5,596,620
5.00%, 03/15/27 (Call 09/15/26)(b)	9,445	8,369,687
5.50%, 03/15/29 (Call 06/15/28)(b)	10,218	8,620,586
5.88%, 10/25/24(b)	6,771	6,562,792
6.13%, 03/25/24(b)	11,928	11,834,604
6.75%, 06/25/25	6,756	6,642,837
6.75%, 06/15/26(b)	6,602	6,373,491
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	7,508	6,598,996
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	28,818	24,521,524
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	9,967	8,396,201
3.88%, 09/15/28 (Call 09/15/24)	8,097	6,482,863
4.00%, 09/15/30 (Call 09/15/25)	12,116	9,249,809
5.38%, 11/15/29 (Call 05/15/29)(b)	10,193	8,577,409
6.13%, 03/15/24 (Call 09/15/23)(b)	17,833	17,594,097
6.63%, 01/15/28 (Call 07/15/27)(b)	10,947	10,162,121
6.88%, 03/15/25(b)	16,566	16,221,172
7.13%, 03/15/26(b)	21,877	21,307,017
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	8,854	6,945,078
5.38%, 10/15/25 (Call 10/15/23)(a)(b)	8,679	7,911,993
5.75%, 09/15/31 (Call 09/15/26)(a)	6,988	5,582,091
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)	5,994	6,046,447
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	15,633	13,503,004
3.63%, 03/01/29 (Call 03/09/23)(a)(b)	10,082	8,147,937
3.88%, 03/01/31 (Call 03/01/26)(a)	16,838	13,112,592
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	11,333	8,418,530
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	6,722	5,786,573
4.20%, 10/29/25 (Call 09/29/25)	6,740	6,193,955
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	11,701	11,245,169
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(a)	11,228	10,381,459
5.50%, 04/15/29 (Call 03/30/24)(a)(b)	9,289	7,689,899
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	6,738	5,912,595
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	14,393	12,642,297
7.88%, 05/01/27 (Call 04/26/24)(a)(b)	6,336	6,066,720

		470,856,543

Electric — 2.3%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	11,840	9,611,949
4.50%, 02/15/28 (Call 02/15/24)(a)	17,426	15,683,400
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	8,675	7,308,604
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	11,447	9,415,158
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	19,251	17,081,797
5.25%, 06/01/26 (Call 06/01/23)(a)(b)	5,600	5,370,288
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	12,642	10,271,909
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	11,709	10,745,349
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	6,545	6,147,915
4.35%, 04/15/29 (Call 01/15/29)(b)	5,329	4,636,456
Electricite de France SA, 5.63%, (Call 01/22/24), (10 year USD Swap + 3.041%)(a)(b)(c)(d)	732	710,876

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3 mo. LIBOR US + 5.440%)(c)	$15,786	$15,168,941
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(b)	8,041	6,684,992
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	6,122	4,890,967
Series B, 4.15%, 07/15/27 (Call 04/15/27)	20,621	19,235,269
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	6,373	5,774,416
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	9,298	8,995,815
4.25%, 09/15/24 (Call 07/15/24)(a)	268	248,255
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	6,995	6,409,633
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	6,769	5,506,033
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	13,857	10,775,550
3.88%, 02/15/32 (Call 02/15/27)(a)	15,280	11,846,584
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	9,868	8,782,520
5.75%, 01/15/28 (Call 01/15/24)(b)	11,014	10,381,796
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	13,365	12,132,613
5.25%, 07/01/30 (Call 06/15/25)(b)	13,396	12,044,344
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	17,204	14,885,618
5.00%, 07/31/27 (Call 07/31/23)(a)(b)	17,778	16,522,429
5.50%, 09/01/26 (Call 09/01/23)(a)(b)	13,493	12,911,881
5.63%, 02/15/27 (Call 02/15/24)(a)(b)	17,456	16,545,146

		296,726,503

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	10,707	9,074,183
4.75%, 06/15/28 (Call 07/01/23)(a)	8,155	7,122,832
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(a)(b)	19,851	20,045,611
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	18,056	18,338,329

		54,580,955

Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	27,184	23,026,691
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)(b)	13,369	11,791,057
5.00%, 10/01/25(a)	9,261	9,067,676
5.63%, 11/01/24(a)	5,115	5,072,625
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	6,324	6,034,130
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	10,180	8,519,249
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	5,961	5,291,026

		68,802,454

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	9,505	8,221,920
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	9,343	8,582,065

		16,803,985

Engineering & Construction — 0.1%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/23)(a)(b)	13,392	11,349,720

Entertainment — 3.2%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	12,976	7,776,128
Caesars Entertainment Inc. 4.63%, 10/15/29 (Call 10/15/24)(a)(b)	17,583	15,038,740

Security	Par (000)	Value

Entertainment (continued)
6.25%, 07/01/25 (Call 07/01/23)(a)	$53,584	$53,182,120
7.00%, 02/15/30 (Call 02/15/26)(a)	10,750	10,830,625
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	24,895	25,143,950
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(a)(b)	13,395	13,364,861
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)(b)	15,922	14,787,557
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	6,636	6,066,333
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/23)(b)	6,490	6,189,886
5.50%, 05/01/25 (Call 05/01/23)(a)	13,191	13,038,924
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)	10,080	9,177,851
5.50%, 04/01/27 (Call 04/01/23)(a)(b)	8,110	7,697,896
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	10,335	8,642,644
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	5,090	4,657,350
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)(b)	10,006	9,309,482
5.25%, 01/15/29 (Call 01/15/24)(a)	10,571	9,804,603
6.25%, 01/15/27 (Call 07/15/26)(a)	10,120	9,917,600
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	9,235	9,258,088
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	6,631	5,790,587
4.75%, 10/15/27 (Call 10/15/23)(a)(b)	12,724	11,451,600
4.88%, 11/01/24 (Call 03/31/23)(a)(b)	8,393	8,179,786
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	15,823	15,536,208
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 03/16/23)(a)(b)	1,793	1,789,548
8.00%, 02/01/26 (Call 02/01/24)(a)(b)	15,504	14,457,480
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	5,285	4,948,081
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	10,384	7,642,920
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	10,355	7,411,522
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)(b)	13,301	10,434,634
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	9,321	9,107,561
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	6,791	6,687,171
8.63%, 07/01/25 (Call 07/01/23)(a)(b)	7,481	7,650,423
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/31/23)(a)(b)	12,541	12,321,532
5.50%, 04/15/27 (Call 04/15/23)(a)(b)	6,665	6,298,425
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(a)	103	104,159
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	10,630	8,367,139
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	7,242	6,127,384
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	7,243	6,120,335
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	10,585	9,462,725
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	8,460	8,430,126

		402,203,984

14	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.9%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(a)	$6,792	$6,411,405
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	7,180	7,160,870
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	10,012	8,475,992
5.00%, 09/01/30 (Call 09/01/25)	5,503	4,567,490
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	9,933	8,654,954
3.75%, 08/01/25 (Call 08/01/23)(a)(b)	10,126	9,526,541
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	10,133	8,828,070
4.25%, 06/01/25 (Call 06/01/23)(a)	6,792	6,501,302
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	7,433	6,429,855
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	10,662	9,489,180
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	5,358	5,135,115
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	9,810	8,369,192
5.88%, 06/30/29 (Call 06/30/24)(a)	13,770	10,941,248
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	6,785	5,831,187
5.38%, 07/15/24 (Call 06/07/23)(a)	7,840	7,720,048

		114,042,449

Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)	10,032	9,194,594
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	18,425	15,615,687
4.63%, 01/15/27 (Call 01/15/24)(a)(b)	17,793	16,725,420
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	13,337	12,021,400
5.88%, 02/15/28 (Call 08/15/23)(a)(b)	9,994	9,656,702
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	9,615	9,554,906
7.50%, 03/15/26 (Call 03/15/23)(a)(b)	8,091	8,245,988
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/23)(b)	12,047	10,902,535
5.25%, 09/15/27 (Call 03/01/23)(b)	7,397	5,940,235
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	12,820	11,286,006
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	9,771	8,587,170
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	6,569	6,195,559
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	13,382	11,683,322
5.50%, 10/15/27 (Call 10/15/23)(a)(b)	14,179	13,466,647
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)	13,827	10,739,062
4.25%, 04/15/31 (Call 04/15/26)(b)	15,329	12,799,715
5.88%, 09/30/27 (Call 09/30/23)(a)	11,063	10,841,740
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	18,502	15,619,350
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	20,545	17,828,951
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	17,234	15,789,343
5.63%, 01/15/28 (Call 12/01/23)(a)(b)	12,535	12,015,132
5.75%, 03/01/27 (Call 03/01/23)(a)(b)	6,163	6,023,839
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	6,802	5,948,020
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	12,068	10,876,044
6.25%, 04/15/25 (Call 04/15/23)(a)	13,341	13,318,170

		280,875,537

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/23)(a)	8,176	7,954,804

Security	Par (000)	Value

Food Service (continued)
5.00%, 02/01/28 (Call 02/01/24)(a)	$15,434	$14,218,572
6.38%, 05/01/25 (Call 05/01/23)(a)(b)	20,304	20,202,480
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	5,820	4,737,480
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	9,045	5,540,063

		52,653,399

Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	11,758	9,656,258

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	9,919	9,414,094
5.63%, 05/20/24 (Call 03/20/24)	9,341	9,130,827
5.75%, 05/20/27 (Call 02/20/27)	7,229	6,684,943
5.88%, 08/20/26 (Call 05/20/26)	9,231	8,690,894

		33,920,758

Health Care - Products — 1.1%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	10,515	9,095,475
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	20,918	19,238,808
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	12,623	10,871,559
4.63%, 02/01/28 (Call 02/01/24)(a)	5,442	5,082,532
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	62,576	52,120,595
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	34,835	28,633,673
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	6,669	6,030,888
4.63%, 11/15/27 (Call 11/15/23)(b)	6,716	6,313,040

		137,386,570

Health Care - Services — 4.4%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	7,910	6,832,263
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	8,682	7,524,741
5.00%, 07/15/27 (Call 07/15/23)(a)(b)	6,829	6,582,268
Centene Corp., 3.38%, 02/15/30 (Call 02/15/25)	182	155,314
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	6,515	5,652,693
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	6,749	5,789,705
4.25%, 05/01/28 (Call 05/01/23)(a)	6,469	5,833,998
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	14,203	10,939,418
5.25%, 05/15/30 (Call 05/15/25)(a)	20,975	16,840,828
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	26,107	22,917,098
6.00%, 01/15/29 (Call 01/15/24)(a)	12,175	10,541,267
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	18,126	12,416,310
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	10,069	6,837,153
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	22,450	15,771,125
8.00%, 03/15/26 (Call 03/15/23)(a)(b)	27,798	27,103,050
8.00%, 12/15/27 (Call 12/15/23)(a)(b)	8,994	8,675,369
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	20,509	15,534,478
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	37,575	30,970,066
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)(b)	10,701	9,831,544
4.63%, 04/01/31 (Call 03/30/26)	4,961	4,232,890
4.75%, 02/01/30 (Call 02/01/25)(b)	10,548	9,416,832

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)	$13,955	$13,365,122
5.00%, 05/15/27 (Call 05/15/23)(a)(b)	15,006	14,246,209
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 03/31/23)(a)(b)	8,177	6,868,680
6.75%, 04/15/25 (Call 04/15/23)(a)(b)	7,875	7,522,515
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	7,252	4,754,593
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	6,955	5,937,831
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)(b)	6,619	6,250,851
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	8,578	7,248,738
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	10,064	8,268,683
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	10,925	9,893,987
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/24)(a)(b)	9,568	5,722,334
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)(b)	18,783	15,996,542
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(a)	10,677	8,354,753
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(a)(b)	16,245	15,553,775
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	18,531	16,214,625
4.38%, 01/15/30 (Call 12/01/24)	19,036	16,656,500
4.63%, 07/15/24 (Call 03/31/23)(b)	10,606	10,464,703
4.63%, 09/01/24 (Call 09/01/23)(b)	8,866	8,739,340
4.63%, 06/15/28 (Call 06/15/23)	8,085	7,337,359
4.88%, 01/01/26 (Call 03/01/23)	30,251	28,895,755
5.13%, 11/01/27 (Call 11/01/23)	20,297	19,087,299
6.13%, 10/01/28 (Call 10/01/23)(b)	33,813	31,268,572
6.13%, 06/15/30 (Call 06/15/25)(a)(b)	27,440	26,158,072
6.25%, 02/01/27 (Call 03/31/23)(b)	20,917	20,377,467

		555,582,715

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	13,463	11,767,898
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	10,175	8,788,020
4.75%, 09/15/24 (Call 06/15/24)	15,285	14,902,875
5.25%, 05/15/27 (Call 11/15/26)	20,061	18,553,416
6.25%, 05/15/26 (Call 05/15/23)(b)	16,655	16,130,159
6.38%, 12/15/25 (Call 03/31/23)	9,976	9,827,333

		79,969,701

Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)	5,475	4,417,919
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	7,063	5,319,583
6.25%, 09/15/27 (Call 09/15/23)(a)(b)	8,284	7,247,044
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	7,045	5,759,288
6.75%, 06/01/27 (Call 06/01/23)(b)	6,711	6,526,448
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	8,186	6,784,147
5.25%, 12/15/27 (Call 12/15/23)(a)	6,858	6,100,930

Security	Par (000)	Value

Home Builders (continued)
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	$6,435	$5,566,275
6.00%, 06/01/25 (Call 03/01/25)(b)	6,318	6,292,159
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	6,878	6,069,835
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	6,175	5,843,540
5.88%, 06/15/27 (Call 03/15/27)(a)	6,723	6,439,827
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	6,694	6,629,269

		78,996,264

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	11,008	8,869,696
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	10,764	9,196,869

		18,066,565

Household Products & Wares — 0.3%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	7,358	6,115,686
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	5,347	4,364,745
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	6,611	5,995,901
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	8,011	6,901,769
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	6,935	5,487,319
5.75%, 07/15/25 (Call 07/15/23)(b)	6,091	5,990,752

		34,856,172

Housewares — 0.5%
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	27,330	25,861,012
4.88%, 06/01/25 (Call 05/01/25)	6,832	6,592,880
6.38%, 09/15/27 (Call 06/15/27)(b)	7,202	7,162,605
6.63%, 09/15/29 (Call 06/15/29)(b)	6,922	6,863,578
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	6,496	5,224,863
4.38%, 02/01/32 (Call 08/01/26)(b)	5,501	4,455,260
4.50%, 10/15/29 (Call 10/15/24)(b)	5,615	4,865,398

		61,025,596

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	9,544	7,777,796
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	6,693	5,453,523
7.00%, 11/15/25 (Call 03/31/23)(a)(b)	13,379	12,542,812
10.13%, 08/01/26 (Call 08/01/23)(a)(b)	5,506	5,500,838
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	9,961	8,803,642
5.88%, 11/01/29 (Call 11/01/24)(a)	6,444	5,391,947
6.75%, 10/15/27 (Call 10/15/23)(a)(b)	18,350	16,755,844
6.75%, 04/15/28 (Call 04/15/25)	17,715	17,338,556
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	7,491	6,351,763
7.00%, 08/15/25 (Call 03/31/23)(a)(b)	6,834	6,697,487
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5 year CMT + 4.006%)(c)	6,693	5,365,207
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5 year CMT + 3.796%)(a)(c)	10,413	8,791,384
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/23)(a)(b)	6,218	5,973,943

16	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	$7,356	$6,310,271
7.00%, 05/01/26 (Call 05/01/23)(a)(b)	22,566	22,235,972
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26), (5 year CMT + 3.315%)(a)(b)(c)	6,702	5,587,793
4.30%, 02/01/61 (Call 02/03/26)(a)	11,360	6,891,734

		153,770,512

Internet — 1.6%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	13,178	10,855,377
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	6,875	5,638,535
Gen Digital Inc., 5.00%, 04/15/25 (Call 03/13/23)(a)	14,729	14,298,005
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	11,101	9,317,271
5.25%, 12/01/27 (Call 06/01/23)(a)(b)	8,066	7,633,340
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	6,786	5,338,207
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	6,849	5,677,944
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	6,719	5,985,063
5.00%, 12/15/27 (Call 12/15/23)(a)(b)	6,258	5,827,763
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	12,035	11,842,651
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	7,986	7,786,350
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/23)(a)	10,561	5,392,145
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5 year CMT + 4.578%)(a)(b)(c)(d)	9,942	7,555,017
6.25%, (Call 04/22/31), (5 year CMT + 4.956%)(a)(b)(c)(d)	14,034	8,848,704
10.25%, 11/30/24 (Call 11/28/23)(a)(b)	13,956	13,951,813
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	20,382	18,051,522
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	7,060	6,936,450
7.50%, 05/15/25 (Call 05/15/23)(a)(b)	14,303	14,449,606
7.50%, 09/15/27 (Call 09/15/23)(a)(b)	16,474	16,721,110
8.00%, 11/01/26 (Call 11/01/23)(a)(b)	20,105	20,507,100

		202,613,973

Iron & Steel — 0.4%
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/23)(b)	7,355	7,145,750
6.75%, 03/15/26 (Call 03/15/23)(a)	11,025	11,142,141
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	8,868	8,803,090
8.13%, 05/01/27 (Call 05/01/23)(a)(b)	9,727	9,720,290
8.50%, 05/01/30 (Call 05/01/25)(a)	8,387	8,407,967

		45,219,238

Leisure Time — 1.1%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)(b)	27,726	29,670,857
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)	12,295	11,807,196
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	6,509	6,260,443
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)(b)	7,651	7,198,157
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	20,090	17,377,850
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	13,296	12,337,442
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	8,349	7,263,630

Security	Par (000)	Value

Leisure Time (continued)
8.38%, 02/01/28 (Call 02/01/25)(a)(b)	$8,817	$8,965,787
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	7,223	5,981,547
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(a)(b)	11,510	9,841,050
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	6,810	5,831,403
13.00%, 05/15/25 (Call 05/15/23)(a)	9,517	10,094,298
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)	9,334	8,222,787

		140,852,447

Lodging — 3.4%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/23)(b)	14,322	13,467,057
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	11,970	10,557,779
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	20,348	16,698,383
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	11,145	9,686,038
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	14,753	12,520,635
4.88%, 01/15/30 (Call 01/15/25)(b)	13,409	12,302,757
5.38%, 05/01/25 (Call 05/01/23)(a)(b)	5,983	5,911,269
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	6,718	6,534,842
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	7,144	5,983,100
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	11,462	10,084,089
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/23)(b)	8,123	7,742,974
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	6,714	6,207,860
3.20%, 08/08/24 (Call 07/08/24)	23,059	22,189,445
3.50%, 08/18/26 (Call 06/18/26)	13,673	12,479,819
3.90%, 08/08/29 (Call 05/08/29)(b)	10,492	9,126,991
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)	874	732,941
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/23)(a)(b)	13,752	12,789,360
5.25%, 04/26/26 (Call 04/26/23)(a)(b)	6,510	5,871,943
5.38%, 12/04/29 (Call 12/04/24)(a)	15,253	12,507,460
5.63%, 07/17/27 (Call 07/17/23)(a)	8,518	7,504,966
5.75%, 07/21/28 (Call 07/21/23)(a)(b)	11,430	9,854,497
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	9,977	8,779,760
5.25%, 06/18/25 (Call 03/13/23)(a)(b)	6,722	6,315,319
5.38%, 05/15/24 (Call 05/15/23)(a)	10,903	10,628,459
5.88%, 05/15/26 (Call 05/15/23)(a)	9,934	9,251,562
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	5,524	5,137,002
4.75%, 10/15/28 (Call 07/15/28)(b)	10,355	9,287,153
5.50%, 04/15/27 (Call 01/15/27)	9,085	8,621,211
5.75%, 06/15/25 (Call 03/15/25)(b)	9,301	9,115,456
6.75%, 05/01/25 (Call 05/01/23)(b)	10,677	10,678,602
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/24)(a)(b)	9,265	8,187,944
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	6,827	5,532,294
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	14,874	11,452,980
6.00%, 07/15/25 (Call 07/15/23)(a)	6,722	6,113,123
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	6,834	5,838,662
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	8,507	7,161,433
6.00%, 04/01/27 (Call 01/01/27)	5,404	5,216,756
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	8,975	8,820,450

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	$12,394	$11,554,817
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	24,263	23,623,129
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 03/13/23)(a)(b)	7,928	7,609,162
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	13,468	11,015,351
5.50%, 01/15/26 (Call 06/15/23)(a)	13,751	12,582,165
5.50%, 10/01/27 (Call 10/01/23)(a)(b)	9,988	8,737,575
5.63%, 08/26/28 (Call 08/26/23)(a)	18,435	15,683,576

		437,698,146

Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)	19,998	20,281,972
9.50%, 01/01/31 (Call 01/01/26)	7,000	7,315,000
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/23)(a)	9,190	8,362,900
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	5,222	4,783,352
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	21,120	19,134,367

		59,877,591

Manufacturing — 0.2%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 03/31/23)(a)(b)	7,049	6,295,197
12.25%, 11/15/26 (Call 11/15/23)(a)(b)	10,318	9,050,112
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/23)	5,547	5,483,039

		20,828,348

Media — 10.4%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/24)(a)(b)	16,294	13,490,454
5.75%, 08/15/29 (Call 08/15/24)(a)	27,851	22,745,541
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	13,158	9,638,235
4.75%, 08/01/25 (Call 08/01/23)	11,001	10,376,494
5.00%, 04/01/24 (Call 04/01/23)(b)	6,537	6,528,829
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/23)(a)	4,701	687,815
6.75%, 03/31/29 (Call 03/31/24)(a)	5,973	866,085
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	41,054	32,954,046
4.25%, 01/15/34 (Call 01/15/28)(a)	27,801	20,773,333
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	37,295	30,710,568
4.50%, 05/01/32 (Call 05/01/26)	39,698	31,460,665
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	23,750	18,470,791
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	41,340	34,831,017
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	16,413	13,301,711
5.00%, 02/01/28 (Call 08/01/23)(a)(b)	34,855	31,603,028
5.13%, 05/01/27 (Call 05/01/23)(a)	44,431	41,098,675
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	20,556	18,346,230
5.50%, 05/01/26 (Call 05/01/23)(a)(b)	11,242	10,835,725
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	19,820	18,499,592
7.38%, 03/01/31 (Call 03/01/26)(a)	14,910	14,482,828
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	13,985	9,590,913
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	15,144	10,903,604
4.50%, 11/15/31 (Call 11/15/26)(a)	20,150	14,313,921
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	31,921	17,077,735
5.00%, 11/15/31 (Call 11/15/26)(a)	6,677	3,546,302
5.25%, 06/01/24(b)	10,574	10,266,860

Security	Par (000)	Value

Media (continued)
5.38%, 02/01/28 (Call 02/01/24)(a)(b)	$13,455	$11,184,469
5.50%, 04/15/27 (Call 04/15/23)(a)(b)	18,184	15,865,540
5.75%, 01/15/30 (Call 01/15/25)(a)	30,846	17,350,875
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	24,134	20,455,978
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	14,155	9,483,850
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26 (Call 08/15/23)(a)	24,827	2,766,969
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	51,047	45,764,912
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	37,091	31,017,349
5.75%, 12/01/28 (Call 12/01/27)(a)(b)	34,051	27,199,939
5.88%, 11/15/24(b)	26,614	24,917,357
7.38%, 07/01/28 (Call 07/01/23)(b)	13,624	9,298,380
7.75%, 07/01/26(b)	27,165	21,086,831
5.13%, 06/01/29(b)	20,616	12,137,670
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	48,206	48,868,832
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	17,347	12,813,405
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	10,781	7,893,848
5.88%, 07/15/26 (Call 07/15/23)(a)(b)	9,459	8,569,270
7.00%, 05/15/27 (Call 05/15/23)(a)(b)	10,460	9,472,838
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	6,909	5,829,469
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	10,086	8,794,992
6.38%, 05/01/26 (Call 05/01/23)(b)	10,688	10,059,748
8.38%, 05/01/27 (Call 05/01/23)(b)	17,539	15,434,698
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	11,081	9,321,891
6.75%, 10/15/27 (Call 10/15/23)(a)	16,048	14,880,468
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	12,167	10,666,900
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	9,821	8,369,456
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	13,343	11,441,623
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	6,790	6,051,588
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	13,398	11,659,877
5.63%, 07/15/27 (Call 07/15/23)(a)	24,800	23,024,863
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3 mo. LIBOR US + 3.899%)(b)(c)	8,763	7,254,274
6.38%, 03/30/62 (Call 03/30/27), (5 year CMT + 3.999%)(b)(c)	13,806	11,928,384
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	12,359	9,266,037
6.50%, 09/15/28 (Call 09/15/23)(a)	13,247	6,292,325
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	6,942	5,508,477
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	5,858	4,147,347
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(a)(b)	6,007	4,795,313
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	10,538	8,166,950
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	6,963	5,135,213
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	13,650	12,048,577
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	19,967	15,512,362

18	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	$27,668	$23,690,725
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	20,749	16,939,276
5.00%, 08/01/27 (Call 08/01/23)(a)	20,586	18,887,655
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	17,390	15,672,737
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	13,024	11,591,360
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	9,263	8,799,850
5.00%, 09/15/29 (Call 09/15/24)(b)	14,896	13,223,738
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 03/13/23)(a)	13,200	12,310,584
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)	13,977	11,739,737
5.13%, 02/15/25 (Call 03/13/23)(a)(b)	20,275	19,739,740
6.63%, 06/01/27 (Call 06/01/23)(a)	20,547	19,529,204
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	12,726	12,066,634
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	16,999	14,291,748
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)(b)	6,025	5,332,125
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	6,841	5,763,543
5.13%, 04/15/27 (Call 04/15/23)(a)(b)	8,032	7,532,761
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	7,311	7,244,287
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	12,520	10,207,932
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	12,190	10,083,446
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	19,480	17,614,011
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	6,759	5,863,997
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	20,830	17,135,872
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	6,823	5,492,515
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	8,444	7,843,689
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	13,364	11,338,463

		1,319,075,770

Mining — 1.0%
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(a)(b)	9,414	9,414,000
6.13%, 02/15/28 (Call 02/15/24)(a)(b)	12,011	11,800,808
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	6,983	5,787,161
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	20,832	17,630,538
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	8,587	7,906,566
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	6,230	6,141,234
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	9,513	8,967,144
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	11,117	10,494,245
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	7,459	5,894,624
4.63%, 03/01/28 (Call 03/01/23)(a)	6,900	5,925,559
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	10,499	9,260,906
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	10,212	8,246,190
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	21,655	18,997,065

		126,466,040

Security	Par (000)	Value

Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	$10,350	$9,643,451
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	10,434	8,764,560

		18,408,011

Oil & Gas — 5.9%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	8,144	7,440,134
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	5,316	5,353,883
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(b)	8,191	7,261,699
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	5,283	4,611,729
7.00%, 11/01/26 (Call 11/01/23)(a)(b)	7,908	7,670,760
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	7,979	7,472,373
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	9,532	9,355,261
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 04/15/23)(a)(b)	8,234	8,519,446
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(a)(b)	7,125	6,964,688
5.88%, 02/01/29 (Call 02/05/24)(a)	6,509	6,085,915
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	12,758	12,359,440
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/23)(a)	19,632	19,700,751
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	9,064	8,814,740
7.00%, 06/15/25 (Call 06/15/23)(a)	15,159	14,917,214
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	7,157	6,488,751
7.25%, 03/14/27 (Call 03/14/23)(a)(b)	745	736,374
7.38%, 01/15/31 (Call 01/15/26)(a)	7,156	6,812,584
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)	9,467	8,508,466
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	12,819	11,012,322
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	17,074	15,708,080
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)	4,131	4,027,725
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	5,496	4,994,032
5.63%, 10/15/25 (Call 10/15/23)(a)(b)	16,452	15,977,635
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(a)(b)	7,863	7,548,480
5.75%, 02/15/28 (Call 02/15/24)(a)	5,350	4,724,853
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(a)(b)	13,714	13,191,634
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(e)	8,786	8,524,909
4.88%, 03/30/26 (Call 12/30/25)(a)(e)	8,293	7,668,952
5.38%, 03/30/28 (Call 09/30/27)(a)(e)	8,355	7,494,184
5.88%, 03/30/31 (Call 09/30/30)(a)(e)	8,201	7,126,587
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	8,177	7,401,532
6.00%, 04/15/30 (Call 04/15/25)(a)(b)	6,800	6,153,660
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	8,027	7,201,824
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	8,117	7,546,402
6.25%, 04/15/32 (Call 04/15/27)(a)(b)	6,612	5,969,710
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)(b)	9,872	9,189,976

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/24)(b)	$7,250	$7,286,250
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(e)	7,745	7,509,552
6.50%, 06/30/27 (Call 12/30/26)(a)(e)	8,131	7,747,878
6.75%, 06/30/30 (Call 12/30/29)(a)(e)	7,306	6,821,978
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	8,123	7,552,684
7.13%, 02/01/27 (Call 02/01/24)(a)(b)	9,469	9,617,827
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(b)	9,054	8,162,935
10.50%, 05/15/27 (Call 05/15/23)(a)(b)	6,634	6,339,782
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/23)(b)	7,113	6,802,473
6.38%, 07/15/28 (Call 07/15/24)(b)	6,484	6,278,591
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	6,698	6,386,124
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	9,471	9,134,685
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/23)(a)	7,797	7,416,896
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)(b)	8,512	8,127,309
5.50%, 12/01/25 (Call 09/01/25)(b)	8,928	8,847,648
5.55%, 03/15/26 (Call 12/15/25)(b)	14,297	14,185,173
5.88%, 09/01/25 (Call 06/01/25)(b)	11,122	11,122,932
6.13%, 01/01/31 (Call 07/01/30)(b)	16,749	16,857,753
6.38%, 09/01/28 (Call 03/01/28)(b)	7,996	8,085,955
6.63%, 09/01/30 (Call 03/01/30)(b)	20,777	21,348,367
7.50%, 05/01/31	11,797	12,625,085
7.88%, 09/15/31(b)	7,218	7,842,012
8.50%, 07/15/27 (Call 01/15/27)	6,557	7,015,990
8.88%, 07/15/30 (Call 01/15/30)(b)	13,387	15,188,622
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	10,810	9,080,400
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	10,721	8,976,387
5.88%, 07/15/27 (Call 07/15/23)(a)(b)	6,525	6,149,813
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)	10,810	10,066,813
7.25%, 06/15/25 (Call 06/15/23)	9,310	9,286,725
Puma International Financing SA
5.00%, 01/24/26 (Call 03/13/23)(a)	10,130	9,218,401
5.13%, 10/06/24 (Call 03/13/23)(a)	7,993	7,670,591
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	6,928	6,201,876
4.88%, 05/15/25 (Call 02/15/25)(b)	10,089	9,819,479
8.25%, 01/15/29 (Call 01/15/24)(b)	8,013	8,225,595
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	5,747	5,314,087
6.63%, 01/15/27 (Call 01/15/24)(b)	5,416	5,128,759
6.75%, 09/15/26 (Call 09/15/23)(b)	5,830	5,641,983
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	15,915	13,673,372
5.38%, 02/01/29 (Call 02/01/24)(b)	9,133	8,518,339
5.38%, 03/15/30 (Call 03/15/25)(b)	16,284	14,899,860
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	10,705	9,418,687
4.50%, 04/30/30 (Call 04/30/25)	10,962	9,521,264
5.88%, 03/15/28 (Call 03/15/23)	5,233	5,026,297
6.00%, 04/15/27 (Call 04/15/23)(b)	8,303	8,157,698

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)	$7,546	$6,937,739
8.00%, 02/01/27 (Call 02/01/24)(a)(b)	8,150	7,226,243
8.75%, 02/15/30 (Call 02/15/26)(a)	15,605	15,878,087
11.50%, 01/30/27 (Call 07/30/23)(a)	9,212	9,460,263
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(a)(b)	5,966	5,816,884
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)	7,060	7,206,888

		751,363,736

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	10,635	10,023,487
6.88%, 04/01/27 (Call 04/01/23)(a)(b)	6,266	6,078,835
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/23)	9,366	8,984,710
6.88%, 09/01/27 (Call 09/01/23)	10,078	9,542,254
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	6,689	6,571,942
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	21,631	21,625,160
11.00%, 12/01/24 (Call 12/01/23)(a)(b)	201	205,934

		63,032,322

Packaging & Containers — 2.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)(b)	7,938	6,674,866
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	14,342	11,462,843
6.00%, 06/15/27 (Call 06/15/24)(a)	8,023	7,764,927
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(a)(b)	16,124	14,697,497
5.25%, 04/30/25 (Call 04/30/23)(a)	9,447	9,124,031
5.25%, 08/15/27 (Call 08/15/23)(a)	24,776	20,419,140
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	17,416	13,914,804
3.13%, 09/15/31 (Call 06/15/31)(b)	11,390	9,105,906
4.88%, 03/15/26 (Call 12/15/25)	10,055	9,719,490
5.25%, 07/01/25(b)	13,231	13,032,535
6.88%, 03/15/28 (Call 11/15/24)	10,022	10,133,651
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(b)	6,568	6,321,491
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	7,069	6,756,828
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	15,107	13,626,061
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	6,827	6,374,711
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	5,558	5,187,351
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)(b)	12,025	11,542,911
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	6,006	5,235,550
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	5,386	4,578,100
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	7,358	6,346,275
6.75%, 07/15/26 (Call 07/15/23)(a)	9,456	8,998,679
8.25%, 11/01/29 (Call 11/01/24)(a)	6,182	5,007,643
10.50%, 07/15/27 (Call 07/15/23)(a)(b)	9,540	8,899,821

20	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)	$32,318	$32,519,987
9.25%, 04/15/27 (Call 10/15/24)(b)	21,317	20,101,931
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	5,333	4,737,304
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)(b)	8,053	7,831,542
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	13,669	11,888,613
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	6,849	5,881,606
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	5,712	5,134,704
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	5,703	5,229,081
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	6,539	6,427,779
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	5,495	5,385,100
6.13%, 02/01/28 (Call 02/01/24)(a)	10,174	10,023,933
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)(b)	7,823	7,134,732
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(a)	14,065	13,291,425
8.50%, 08/15/27 (Call 08/15/23)(a)(b)	9,385	8,925,560

		359,438,408

Pharmaceuticals — 3.0%
1375209 BC Ltd., 9.00%, 01/30/28 (Call 07/30/23)(a)	702	701,565
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	6,804	5,682,134
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	8,433	7,274,868
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/23)(a)	8,714	4,591,036
9.25%, 04/01/26 (Call 04/01/23)(a)	10,195	7,673,224
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/24)(a)	5,976	2,597,319
5.00%, 02/15/29 (Call 02/15/24)(a)	6,105	2,670,938
6.13%, 02/01/27 (Call 02/01/24)(a)	14,213	9,806,970
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	11,639	5,112,558
9.00%, 12/15/25 (Call 12/15/23)(a)	12,848	10,298,029
14.00%, 10/15/30 (Call 10/15/25)(a)	3	1,918
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	21,895	13,670,581
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	11,576	5,006,620
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	7,574	3,279,712
5.50%, 11/01/25 (Call 03/31/23)(a)(b)	23,513	20,449,256
5.75%, 08/15/27 (Call 08/15/23)(a)	6,822	4,519,575
11.00%, 09/30/28(a)	24,283	19,122,862
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 03/31/23)(a)	8,413	8,110,300
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	7,875	6,066,329
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	19,864	17,579,640
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 04/15/23)(a)	6,675	6,004,580
11.50%, 12/15/28 (Call 06/15/27)(a)(b)	8,906	7,982,003
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	28,581	25,208,442
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	27,712	23,581,557

Security	Par (000)	Value

Pharmaceuticals (continued)
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	$6,840	$5,249,627
6.63%, 04/01/30 (Call 04/01/25)(a)	8,185	6,729,434
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	9,378	8,991,158
4.38%, 03/15/26 (Call 12/15/25)	9,338	8,746,699
4.40%, 06/15/30 (Call 03/15/30)(b)	10,359	8,831,824
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	8,229	6,686,063
5.13%, 01/15/28 (Call 01/15/24)(a)(b)	4,956	4,664,689
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	47,709	41,685,739
4.75%, 05/09/27 (Call 02/09/27)(b)	13,779	12,400,962
5.13%, 05/09/29 (Call 02/09/29)(b)	13,558	11,976,013
6.00%, 04/15/24 (Call 01/15/24)(b)	17,219	17,163,038
6.75%, 03/01/28 (Call 12/01/27)(b)	16,960	16,366,994
7.13%, 01/31/25 (Call 10/31/24)(b)	13,777	13,949,213

		380,433,469

Pipelines — 4.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	10,370	9,342,074
5.75%, 03/01/27 (Call 03/01/23)(a)	8,730	8,241,207
5.75%, 01/15/28 (Call 01/15/24)(a)(b)	8,824	8,283,530
7.88%, 05/15/26 (Call 05/15/23)(a)(b)	7,534	7,617,130
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	8,156	7,206,478
4.13%, 03/01/25 (Call 02/01/25)(a)	6,729	6,308,353
4.13%, 12/01/27 (Call 09/01/27)	5,490	4,759,672
4.50%, 03/01/28 (Call 12/01/27)(a)	7,023	6,166,896
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	264	244,731
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	19,518	17,127,045
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(a)(b)	8,058	7,440,535
5.75%, 04/01/25 (Call 04/01/23)	6,541	6,358,144
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	9,412	8,583,744
7.38%, 02/01/31 (Call 02/01/26)	8,079	7,872,844
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	6,585	6,552,075
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	14,859	12,760,166
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	13,487	11,332,371
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	7,017	6,544,253
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	6,822	6,522,152
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	9,879	9,730,946
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	5,585	5,340,656
4.85%, 07/15/26 (Call 04/15/26)(b)	6,668	6,320,264
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	507	485,277
4.13%, 12/01/26 (Call 09/01/26)	7,165	6,382,224
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	10,935	9,128,412
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	15,144	12,304,500
5.50%, 07/15/28 (Call 04/15/28)(b)	11,576	10,318,557
6.00%, 07/01/25 (Call 04/01/25)(a)	5,350	5,168,100
6.50%, 07/01/27 (Call 01/01/27)(a)	12,170	11,526,085
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	6,798	6,656,632
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	6,599	6,298,468

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/23)	$7,463	$7,205,676
7.75%, 02/01/28 (Call 02/01/24)(b)	9,504	9,108,961
8.00%, 01/15/27 (Call 01/15/24)	13,461	13,174,954
8.88%, 04/15/30 (Call 04/15/26)	7,299	7,335,760
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	10,105	8,526,094
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	7,411	6,813,296
5.50%, 10/15/30 (Call 10/15/25)(a)	5,300	4,788,109
5.63%, 02/15/26 (Call 02/15/24)(a)	10,556	10,268,281
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	16,708	13,714,762
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)(b)	13,280	12,281,078
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	20,786	19,019,190
6.75%, 09/15/25 (Call 09/15/23)(a)	16,824	15,793,530
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	28,250	26,978,750
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	7,495	6,978,286
5.75%, 10/01/25 (Call 07/01/25)	8,368	8,084,342
6.00%, 06/01/26 (Call 03/01/26)	6,689	6,376,662
6.38%, 10/01/30 (Call 04/01/30)(b)	8,155	7,617,475
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	5,684	5,261,892
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	7,519	6,540,778
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	10,460	9,945,716
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(a)	10,654	9,593,785
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	6,074	5,641,268
6.00%, 12/31/30 (Call 12/31/25)(a)	10,135	8,716,100
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	6,813	5,839,309
7.50%, 10/01/25 (Call 10/01/23)(a)(b)	8,282	8,240,590
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	17,449	14,218,754
6.25%, 01/15/30 (Call 10/15/29)	13,282	13,114,182
3.88%, 08/15/29 (Call 02/15/29)(a)	17,071	14,762,289
4.13%, 08/15/31 (Call 02/15/31)(a)	16,728	14,365,170
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	9,818	9,310,532
4.30%, 02/01/30 (Call 11/01/29)(b)	16,451	14,591,009
4.50%, 03/01/28 (Call 12/01/27)	4,779	4,410,728
4.65%, 07/01/26 (Call 04/01/26)	6,678	6,359,960
4.75%, 08/15/28 (Call 05/15/28)	5,205	4,821,332

		578,722,121

Real Estate — 0.5%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	8,848	7,383,656
4.38%, 02/01/31 (Call 02/01/26)(a)	9,270	7,553,196
5.38%, 08/01/28 (Call 08/01/23)(a)	10,175	9,221,094
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	8,710	7,013,582
4.75%, 02/01/30 (Call 09/01/24)	8,075	6,195,039
5.00%, 03/01/31 (Call 03/01/26)	8,479	6,501,998
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	13,745	9,415,325
5.75%, 01/15/29 (Call 01/15/24)(a)	12,575	9,054,000
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	8,998	4,786,374

Security	Par (000)	Value

Real Estate (continued)
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)	$6,524	$2,905,626

		70,029,890

Real Estate Investment Trusts — 3.9%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	10,613	9,092,900
5.75%, 05/15/26 (Call 05/15/23)(a)(b)	12,557	11,584,617
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	7,024	4,908,075
4.75%, 02/15/28 (Call 08/15/27)(b)	6,528	4,291,507
9.75%, 06/15/25 (Call 06/15/23)	6,708	6,506,760
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	13,613	11,809,277
6.00%, 04/15/25 (Call 04/15/23)(a)(b)	5,359	5,159,016
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	15,284	12,592,153
4.88%, 09/15/27 (Call 09/15/23)(a)(b)	13,653	12,608,345
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	13,403	11,664,139
5.00%, 07/15/28 (Call 07/15/23)(a)	6,681	6,047,441
5.25%, 03/15/28 (Call 12/27/23)(a)(b)	11,462	10,516,385
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	18,004	15,750,439
5.63%, 07/15/32 (Call 07/15/26)(a)	7,978	6,881,025
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	10,129	8,348,410
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	7,149	7,122,191
4.75%, 10/01/24 (Call 07/01/24)(b)	8,487	8,471,129
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(a)	8,868	7,560,325
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	8,826	7,204,628
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	17,647	12,088,195
4.63%, 08/01/29 (Call 08/01/24)(b)	12,017	8,982,707
5.00%, 10/15/27 (Call 09/07/23)(b)	19,208	15,729,787
5.25%, 08/01/26 (Call 08/01/23)(b)	6,741	5,965,785
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)	6,395	4,255,909
4.50%, 02/01/25 (Call 11/01/24)	8,640	7,954,060
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	10,820	9,055,006
5.88%, 10/01/28 (Call 10/01/23)(a)	9,590	8,533,822
7.50%, 06/01/25 (Call 06/01/23)(a)(b)	8,716	8,752,317
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	8,259	7,185,991
4.75%, 10/15/27 (Call 10/15/23)(b)	9,113	8,383,960
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)(b)	6,720	6,053,359
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	7,140	5,850,088
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	20,132	16,608,900
3.88%, 02/15/27 (Call 02/15/24)(b)	20,357	18,406,596
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	5,370	4,278,112
4.35%, 10/01/24 (Call 09/01/24)(b)	11,175	10,696,710
4.38%, 02/15/30 (Call 08/15/29)(b)	5,561	4,239,439
4.75%, 10/01/26 (Call 08/01/26)	6,197	5,364,433
4.95%, 02/15/27 (Call 08/15/26)	5,609	4,842,871

22	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.95%, 10/01/29 (Call 07/01/29)	$5,568	$4,383,887
5.50%, 12/15/27 (Call 09/15/27)(b)	6,329	5,713,900
7.50%, 09/15/25 (Call 06/15/25)	10,891	10,799,189
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	5,434	4,757,920
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	5,602	5,250,292
4.38%, 01/15/27 (Call 07/15/26)(a)	7,029	6,106,444
4.75%, 03/15/25 (Call 09/15/24)	6,952	6,601,225
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)(b)	11,306	7,036,006
7.88%, 02/15/25 (Call 02/15/24)(a)	37,793	38,531,120
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	8,624	6,841,275
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	16,177	10,660,967
10.50%, 02/15/28 (Call 09/15/25)(a)	33,970	33,976,794
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	6,905	5,883,106
6.38%, 08/15/25 (Call 08/15/23)(a)	6,784	6,590,036

		494,478,970

Retail — 4.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	10,120	8,620,695
3.88%, 01/15/28 (Call 09/15/23)(a)(b)	20,489	18,278,032
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	40,114	33,132,158
4.38%, 01/15/28 (Call 11/15/23)(a)	9,885	8,867,230
5.75%, 04/15/25 (Call 04/15/23)(a)	3,882	3,853,749
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	5,512	4,950,497
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	11,074	9,637,813
4.75%, 03/01/30 (Call 03/01/25)(b)	6,074	5,238,035
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	8,154	6,976,510
Bath & Body Works Inc.
5.25%, 02/01/28	6,419	5,994,066
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	13,911	13,198,061
7.50%, 06/15/29 (Call 06/15/24)(b)	6,554	6,584,148
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	14,389	6,995,077
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	10,215	5,209,650
5.63%, 10/01/25 (Call 10/01/23)(a)(b)	8,618	5,256,980
5.88%, 10/01/28 (Call 10/01/23)(a)	9,360	4,578,600
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	60,040	36,924,600
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(a)(b)	10,038	9,059,295
8.50%, 10/30/25 (Call 10/30/23)(a)	8,636	7,798,308
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	8,721	7,857,296
5.88%, 04/01/29 (Call 04/01/24)(a)	11,389	9,296,271
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(b)	13,334	11,537,777
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	17,324	14,357,265
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	6,808	5,923,300
5.63%, 01/01/30 (Call 01/01/25)(a)	7,430	6,554,647
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	10,278	7,565,893
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	10,130	7,222,622

Security	Par (000)	Value

Retail (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)(b)	$10,640	$10,146,658
Kohl’s Corp., 3.63%, 05/01/31 (Call 02/01/31)	6,662	4,725,968
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	10,893	7,946,444
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)(b)	13,960	11,418,093
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	11,206	9,335,863
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	7,289	6,068,093
4.63%, 12/15/27 (Call 12/15/23)(a)(b)	5,375	4,883,456
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	6,850	6,230,417
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	5,800	5,112,990
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	5,897	5,063,518
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	11,303	9,403,116
7.88%, 05/01/29 (Call 04/01/24)(a)(b)	17,787	13,474,576
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	6,543	5,319,263
4.75%, 09/15/29 (Call 09/15/24)	6,783	6,036,870
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)(b)	14,585	14,060,669
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	5,936	4,348,120
4.38%, 04/01/30 (Call 01/01/30)(b)	6,918	5,456,573
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)(b)	8,141	7,637,886
3.75%, 06/15/29 (Call 06/15/24)(b)	6,597	5,543,855
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)(b)	16,259	14,844,000
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	15,445	15,058,875
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	6,931	3,872,696
4.45%, 02/15/25 (Call 11/15/24)	9,002	7,285,769
4.75%, 02/15/27 (Call 11/15/26)(b)	7,810	4,998,400
4.85%, 04/01/24(b)	8,812	8,272,265
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(a)(b)	1,748	1,230,829
8.00%, 11/15/26 (Call 01/15/24)(a)(b)	11,476	6,082,280
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	9,358	7,720,350
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	6,611	5,267,447
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	8,866	7,766,025
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	11,752	9,797,152
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	6,213	5,226,686
Staples Inc.
7.50%, 04/15/26 (Call 04/15/23)(a)	27,552	24,421,266
10.75%, 04/15/27 (Call 04/15/23)(a)(b)	13,284	10,185,640
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b)	8,932	7,441,473
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	14,067	11,750,165
4.63%, 01/31/32 (Call 10/01/26)(b)	14,982	13,218,169
4.75%, 01/15/30 (Call 10/15/29)(a)	11,033	10,066,693
5.38%, 04/01/32 (Call 04/01/27)(b)	13,626	12,631,575

		600,818,758

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 0.2%
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(a)	$1,510	$1,371,110
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	12,407	11,566,882
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	5,078	4,210,678
4.38%, 04/15/28 (Call 04/15/23)(a)(b)	5,143	4,575,984

		21,724,654

Software — 2.3%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	13,483	11,556,617
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	12,351	10,620,007
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	12,432	10,733,540
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(a)(b)	12,131	10,991,444
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	5,548	5,396,978
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	32,008	25,316,558
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	8,607	6,786,878
3.63%, 09/01/30 (Call 03/01/25)(a)	11,619	9,883,702
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	7,852	6,566,235
3.88%, 02/15/31 (Call 06/01/25)(a)	13,553	11,664,796
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	12,907	11,406,561
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(a)	12,054	10,399,589
3.88%, 12/01/29 (Call 12/01/24)(a)	11,411	9,215,838
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	12,215	10,038,388
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	8,716	6,939,026
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)(b)	55,209	47,859,302
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)(b)	7,656	7,276,508
4.00%, 02/15/28 (Call 02/15/24)(a)(b)	6,235	5,661,692
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	7,556	4,599,715
5.38%, 12/01/28 (Call 12/01/23)(a)	7,388	2,925,396
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	14,030	11,520,440
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/23)(a)	26,853	25,267,330
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	6,876	5,785,788
3.88%, 03/15/31 (Call 03/15/26)(b)	6,949	5,672,121
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)	24,061	18,526,970

		292,611,419

Telecommunications — 5.9%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	14,595	10,058,079
10.50%, 05/15/27 (Call 05/15/23)(a)	21,631	17,837,247
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	27,243	21,465,215
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	6,522	5,052,678
5.13%, 07/15/29 (Call 04/15/24)(a)	34,421	26,461,144
5.50%, 01/15/28 (Call 09/15/23)(a)(b)	14,870	12,247,973
8.13%, 02/01/27 (Call 08/01/23)(a)(b)	23,934	22,331,420
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26), (5 year CMT + 2.985%)(a)(c)	7,729	6,862,382

Security	Par (000)	Value

Telecommunications (continued)
4.88%, 11/23/81 (Call 08/23/31), (5 year CMT + 3.493%)(a)(c)	$7,752	$6,318,924
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(a)(b)	16,782	15,167,432
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	16,842	13,726,230
6.00%, 03/01/26 (Call 03/01/23)(a)(b)	21,211	20,387,748
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	9,466	7,393,011
8.25%, 03/01/27 (Call 03/01/23)(a)(b)	14,108	12,016,912
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/23)(a)(b)	10,794	8,239,862
6.00%, 06/15/25 (Call 06/15/23)(a)(b)	17,616	16,917,892
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(a)	28,759	26,709,921
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	5,770	3,837,050
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	10,312	7,424,640
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	21,685	19,028,587
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	15,559	14,450,421
5.88%, 11/01/29 (Call 11/01/24)	10,429	8,356,236
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	13,506	10,720,387
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	13,414	11,200,690
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	16,968	17,099,502
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	10,337	9,897,678
6.63%, 08/01/26(b)	10,228	9,757,205
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	16,907	15,819,317
7.00%, 10/15/28 (Call 10/15/24)(a)	12,299	11,344,569
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	41,299	35,974,456
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	10,201	8,477,881
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	11,240	7,145,830
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	12,086	7,614,180
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	10,334	7,840,923
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	16,756	11,409,640
4.63%, 09/15/27 (Call 09/15/23)(a)(b)	13,680	10,117,044
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/24)(a)	16,911	12,958,054
4.50%, 01/15/29 (Call 01/15/24)(a)	13,577	7,175,445
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	10,492	7,688,760
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	7,027	3,812,148
Nokia OYJ, 4.38%, 06/12/27(b)	2,695	2,521,846
Sprint LLC
7.13%, 06/15/24	32,950	33,353,637
7.63%, 02/15/25 (Call 11/15/24)(b)	19,765	20,246,772
7.63%, 03/01/26 (Call 11/01/25)(b)	20,352	21,140,233
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	20,253	19,656,723
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/23)(a)(b)	5,145	2,569,880
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	6,824	3,549,813
6.50%, 10/15/27 (Call 10/15/23)(a)(b)	199	62,337
ViaSat Inc.
5.63%, 09/15/25 (Call 03/13/23)(a)(b)	9,257	8,518,754
5.63%, 04/15/27 (Call 04/15/23)(a)(b)	8,203	7,484,417
6.50%, 07/15/28 (Call 06/17/23)(a)(b)	5,495	4,049,815

24	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	$18,407	$14,800,082
4.75%, 07/15/31 (Call 07/15/26)(a)	18,874	15,526,487
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5 year CMT + 2.447%)(b)(c)	6,632	5,729,186
4.13%, 06/04/81 (Call 04/04/31), (5 year CMT + 2.767%)(c)	13,975	11,045,840
7.00%, 04/04/79 (Call 01/04/29), (5 year USD Swap + 4.873%)(c)	26,868	26,472,825
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	18,652	15,308,629
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/31/23)(a)(b)	20,086	15,416,005
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	14,702	9,280,638

		745,078,632

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	8,327	7,658,164
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	7,835	6,768,952
5.88%, 12/15/27 (Call 12/15/23)(a)(b)	8,521	8,329,277

		22,756,393

Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3 mo. LIBOR US + 4.300%)(a)(c)	6,825	6,650,963
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	13,681	12,237,096
6.50%, 10/01/25 (Call 10/01/23)(a)	8,824	8,630,502
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	5,656	5,814,211

		33,332,772

Total Long-Term Investments — 98.1% (Cost: $14,227,725,287)		12,457,390,272

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 22.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(f)(g)(h)	2,767,009	$2,768,669,414
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(f)(g)	93,650	93,650,000

Total Short-Term Securities — 22.5% (Cost: $2,860,147,192)		2,862,319,414

Total Investments — 120.6% (Cost: $17,087,872,479)		15,319,709,686

Liabilities in Excess of Other Assets — (20.6)%		(2,616,497,951)

Net Assets — 100.0%		$12,703,211,735

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,859,974,472	$—	$(93,073,665	)(a)	$(198,054)	$1,966,661	$2,768,669,414	2,767,009	$16,911,333	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	131,460,000	—	(37,810,000	)(a)	—	—	93,650,000	93,650	3,298,676		198

					$(198,054)	$1,966,661	$2,862,319,414		$20,210,009		$198

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$12,457,390,272	$—	$12,457,390,272
Short-Term Securities
Money Market Funds	2,862,319,414	—	—	2,862,319,414

	$2,862,319,414	$12,457,390,272	$—	$15,319,709,686

See notes to financial statements.

26	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$4,699	$3,857,917
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)(a)	8,708	8,302,296

		12,160,213

Aerospace & Defense — 2.2%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	10,472	9,486,961
2.95%, 02/01/30 (Call 11/01/29)	12,082	10,303,591
3.20%, 03/01/29 (Call 12/01/28)	13,042	11,461,333
3.25%, 02/01/28 (Call 12/01/27)(a)	11,391	10,309,721
3.25%, 02/01/35 (Call 11/01/34)	7,023	5,440,026
3.60%, 05/01/34 (Call 02/01/34)	9,996	8,109,916
3.63%, 02/01/31 (Call 11/01/30)(a)	20,051	17,557,173
3.75%, 02/01/50 (Call 08/01/49)(a)	17,088	12,079,480
3.90%, 05/01/49 (Call 11/01/48)	9,763	6,984,516
3.95%, 08/01/59 (Call 02/01/59)	7,230	4,986,520
5.04%, 05/01/27 (Call 03/01/27)(a)	20,686	20,363,497
5.15%, 05/01/30 (Call 02/01/30)	45,803	44,366,325
5.71%, 05/01/40 (Call 11/01/39)	32,677	31,262,311
5.81%, 05/01/50 (Call 11/01/49)	56,154	53,325,405
5.93%, 05/01/60 (Call 11/01/59)(a)	36,558	34,148,674
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)	6,389	6,059,105
3.63%, 04/01/30 (Call 01/01/30)(a)	10,612	9,880,377
3.75%, 05/15/28 (Call 02/15/28)(a)	10,140	9,634,598
4.25%, 04/01/40 (Call 10/01/39)	6,509	5,903,772
4.25%, 04/01/50 (Call 10/01/49)	6,669	5,953,921
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)(a)	21,997	21,199,628
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	6,806	4,690,190
3.80%, 03/01/45 (Call 09/01/44)	8,799	7,238,144
3.90%, 06/15/32 (Call 03/15/32)(a)	8,378	7,768,798
4.07%, 12/15/42	17,325	15,100,388
4.09%, 09/15/52 (Call 03/15/52)(a)	15,242	13,015,968
4.15%, 06/15/53 (Call 12/15/52)	11,766	10,093,541
4.70%, 05/15/46 (Call 11/15/45)	12,667	11,869,206
5.10%, 11/15/27 (Call 10/15/27)(a)	4,978	5,041,766
5.25%, 01/15/33 (Call 10/15/32)(a)	10,283	10,535,923
5.70%, 11/15/54 (Call 05/15/54)	11,794	12,726,422
5.90%, 11/15/63 (Call 05/15/63)(a)	7,523	8,302,000
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	3,930	3,677,871
3.25%, 01/15/28 (Call 10/15/27)(a)	23,514	21,728,822
4.03%, 10/15/47 (Call 04/15/47)	24,276	19,972,623
4.40%, 05/01/30 (Call 02/01/30)(a)	8,244	7,871,692
4.70%, 03/15/33 (Call 12/15/32)	10,680	10,283,681
4.75%, 06/01/43(a)	6,506	5,949,757
4.95%, 03/15/53 (Call 09/15/52)	8,062	7,570,178
5.25%, 05/01/50 (Call 11/01/49)(a)	11,685	11,489,370
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	11,487	8,974,077
2.25%, 07/01/30 (Call 04/01/30)	11,775	9,749,619
2.38%, 03/15/32 (Call 12/15/31)(a)	10,241	8,255,607
2.82%, 09/01/51 (Call 03/01/51)(a)	11,395	7,447,877
3.03%, 03/15/52 (Call 09/15/51)	14,580	10,060,413
3.13%, 05/04/27 (Call 02/04/27)	9,635	8,933,288

Security	Par (000)	Value

Aerospace & Defense (continued)
3.13%, 07/01/50 (Call 01/01/50)(a)	$14,040	$9,847,127
3.50%, 03/15/27 (Call 12/15/26)(a)	10,463	9,905,684
3.75%, 11/01/46 (Call 05/01/46)(a)	11,832	9,312,662
4.13%, 11/16/28 (Call 08/16/28)	29,581	28,144,502
4.15%, 05/15/45 (Call 11/16/44)	8,618	7,178,356
4.35%, 04/15/47 (Call 10/15/46)	10,433	9,062,804
4.45%, 11/16/38 (Call 05/16/38)	6,597	5,963,788
4.50%, 06/01/42(a)	37,420	33,600,821
4.63%, 11/16/48 (Call 05/16/48)(a)	17,673	15,995,337
5.15%, 02/27/33 (Call 11/27/32)	9,240	9,182,732
5.38%, 02/27/53 (Call 08/27/52)	6,885	6,900,119

		732,258,003

Agriculture — 1.5%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	14,506	10,941,748
3.40%, 05/06/30 (Call 02/06/30)	4,606	3,952,815
3.40%, 02/04/41 (Call 08/04/40)	13,408	8,947,404
3.70%, 02/04/51 (Call 08/04/50)	11,671	7,351,985
3.88%, 09/16/46 (Call 03/16/46)(a)	15,009	10,023,226
4.00%, 02/04/61 (Call 08/04/60)(a)	10,369	6,792,679
4.25%, 08/09/42	12,832	9,609,309
4.80%, 02/14/29 (Call 11/14/28)(a)	17,159	16,432,155
5.38%, 01/31/44(a)	16,918	14,763,214
5.80%, 02/14/39 (Call 08/14/38)	19,745	18,173,618
5.95%, 02/14/49 (Call 08/14/48)	25,033	22,293,681
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	3,223	2,967,336
2.70%, 09/15/51 (Call 03/15/51)(a)	4,204	2,789,784
2.90%, 03/01/32 (Call 12/01/31)(a)	10,484	9,023,891
3.25%, 03/27/30 (Call 12/27/29)	7,001	6,300,238
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	21,352	17,893,217
2.73%, 03/25/31 (Call 12/25/30)(a)	14,703	11,442,230
3.22%, 09/06/26 (Call 07/06/26)	10,195	9,403,993
3.56%, 08/15/27 (Call 05/15/27)	43,410	39,565,320
3.73%, 09/25/40 (Call 03/25/40)(a)	8,553	5,820,094
3.98%, 09/25/50 (Call 03/25/50)	7,262	4,793,944
4.39%, 08/15/37 (Call 02/15/37)	27,190	21,044,223
4.54%, 08/15/47 (Call 02/15/47)	27,857	19,878,850
4.70%, 04/02/27 (Call 02/02/27)(a)	9,836	9,502,496
4.74%, 03/16/32 (Call 12/16/31)	6,189	5,542,008
4.76%, 09/06/49 (Call 03/06/49)(a)	13,346	9,860,975
4.91%, 04/02/30 (Call 01/02/30)(a)	9,806	9,046,366
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	4,930	4,377,965
4.45%, 03/16/28 (Call 02/16/28)(a)	12,553	11,727,321
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	11,194	9,209,376
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	4,553	3,981,777
1.75%, 11/01/30 (Call 08/01/30)	12,603	9,762,457
2.10%, 05/01/30 (Call 02/01/30)(a)	10,055	8,126,868
3.38%, 08/15/29 (Call 05/15/29)	12,871	11,565,056
3.88%, 08/21/42	12,347	9,409,967
4.13%, 03/04/43	9,839	7,757,225
4.25%, 11/10/44(a)	10,867	8,666,767
4.38%, 11/15/41(a)	10,380	8,556,890
4.88%, 11/15/43	4,103	3,572,850
5.13%, 11/17/27 (Call 10/17/27)	9,533	9,486,306
5.13%, 02/15/30 (Call 12/15/29)	10,250	10,029,146

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
5.38%, 02/15/33 (Call 11/15/32)	$10,831	$10,645,060
5.63%, 11/17/29 (Call 09/17/29)	10,218	10,342,581
5.75%, 11/17/32 (Call 08/17/32)	12,470	12,597,516
6.38%, 05/16/38(a)	20,077	21,131,508
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	3,979	3,613,809
5.85%, 08/15/45 (Call 02/12/45)(a)	20,176	17,344,613

		506,061,857

Airlines — 0.1%
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)(a)	22,290	22,172,220

Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	9,750	8,981,437
2.75%, 03/27/27 (Call 01/27/27)(a)	10,509	9,742,752
2.85%, 03/27/30 (Call 12/27/29)(a)	13,080	11,620,180
3.25%, 03/27/40 (Call 09/27/39)(a)	9,165	7,344,337
3.38%, 03/27/50 (Call 09/27/49)(a)	15,643	12,154,134
3.88%, 11/01/45 (Call 05/01/45)(a)	10,625	9,071,972
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	9,933	8,207,842

		67,122,654

Auto Manufacturers — 1.3%
American Honda Finance Corp.
1.30%, 09/09/26(a)	2,671	2,345,672
2.00%, 03/24/28(a)	6,400	5,533,333
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	7,751	6,124,716
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	9,087	8,572,420
5.00%, 10/01/28 (Call 07/01/28)(a)	10,848	10,483,732
5.00%, 04/01/35(a)	6,200	5,503,135
5.15%, 04/01/38 (Call 10/01/37)	11,543	9,996,037
5.20%, 04/01/45	11,177	9,204,760
5.40%, 10/15/29 (Call 08/15/29)(a)	10,370	9,967,591
5.40%, 04/01/48 (Call 10/01/47)	7,416	6,165,002
5.60%, 10/15/32 (Call 07/15/32)(a)	14,907	14,155,866
5.95%, 04/01/49 (Call 10/01/48)(a)	10,644	9,535,490
6.25%, 10/02/43(a)	13,759	12,959,346
6.60%, 04/01/36 (Call 10/01/35)(a)	12,071	12,051,525
6.75%, 04/01/46 (Call 10/01/45)(a)	7,038	6,928,976
6.80%, 10/01/27 (Call 08/01/27)	11,808	12,302,363
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	14,439	12,611,934
2.35%, 02/26/27 (Call 01/26/27)(a)	10,327	9,122,510
2.35%, 01/08/31 (Call 10/08/30)(a)	13,608	10,451,046
2.40%, 04/10/28 (Call 02/10/28)(a)	14,643	12,467,938
2.40%, 10/15/28 (Call 08/15/28)	13,152	10,985,479
2.70%, 08/20/27 (Call 06/20/27)	10,909	9,603,171
2.70%, 06/10/31 (Call 03/10/31)(a)	10,696	8,365,308
3.10%, 01/12/32 (Call 10/12/31)(a)	13,892	11,057,738
3.60%, 06/21/30 (Call 03/21/30)(a)	12,009	10,337,107
4.00%, 10/06/26 (Call 07/06/26)(a)	9,153	8,679,082
4.30%, 04/06/29 (Call 02/06/29)	9,902	9,022,072
4.35%, 01/17/27 (Call 10/17/26)(a)	14,573	13,922,480
5.00%, 04/09/27 (Call 03/09/27)(a)	15,362	14,976,050
5.25%, 03/01/26 (Call 12/01/25)(a)	2,147	2,123,277
6.00%, 01/09/28 (Call 12/09/27)	7,267	7,313,738
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)(a)	10,892	9,989,132
2.97%, 03/10/32 (Call 12/10/31)(a)	12,141	10,521,065

Security	Par (000)	Value

Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	$18,587	$22,975,813
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)(a)	3,626	3,252,007
Toyota Motor Credit Corp.
1.13%, 06/18/26	9,277	8,187,443
1.90%, 01/13/27	9,523	8,511,142
1.90%, 04/06/28(a)	5,792	5,030,050
2.15%, 02/13/30(a)	9,757	8,294,916
3.05%, 03/22/27(a)	15,158	14,098,659
3.20%, 01/11/27(a)	9,022	8,508,231
3.38%, 04/01/30	8,288	7,573,327
4.45%, 06/29/29(a)	7,039	6,869,209
4.55%, 09/20/27(a)	10,869	10,692,562
4.63%, 01/12/28(a)	7,758	7,657,737

		425,030,187

Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)(a)	11,946	7,160,722
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	10,194	8,500,129
4.15%, 05/01/52 (Call 11/01/51)(a)	8,303	6,044,554
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	6,480	5,813,609
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	6,692	5,557,076

		33,076,090

Banks — 24.0%
Banco Bilbao Vizcaya Argentaria SA, 6.13%, 09/14/28 (Call 09/14/27), (1 year CMT + 2.700%)(b)	5,000	5,062,607
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1 year CMT + 0.900%)(a)(b)	16,664	14,362,993
1.85%, 03/25/26(a)	3,992	3,539,914
2.75%, 12/03/30	12,583	9,838,143
2.96%, 03/25/31	4,011	3,264,770
3.31%, 06/27/29(a)	11,473	10,146,438
3.49%, 05/28/30(a)	8,402	7,255,455
3.80%, 02/23/28(a)	11,143	10,215,167
4.18%, 03/24/28 (Call 03/24/27), (1 year CMT + 2.000%)(b)	16,541	15,446,700
4.25%, 04/11/27	12,112	11,482,136
4.38%, 04/12/28(a)	11,004	10,363,586
5.29%, 08/18/27	19,537	19,158,033
Bank of America Corp.
1.73%, 07/22/27 (Call 07/22/26), (1 day SOFR + 0.960%)(b)	45,578	40,113,900
1.90%, 07/23/31 (Call 07/23/30), (1 day SOFR + 1.530%)(b)	20,966	16,367,892
1.92%, 10/24/31 (Call 10/24/30), (1 day SOFR + 1.370%)(b)	22,353	17,328,486
2.09%, 06/14/29 (Call 06/14/28), (1 day SOFR + 1.060%)(b)	25,620	21,567,218
2.30%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.220%)(b)	33,182	25,971,641
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	31,076	25,630,755
2.55%, 02/04/28 (Call 02/04/27), (1 day SOFR + 1.050%)(b)	21,730	19,439,260
2.57%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.210%)(b)	25,907	20,598,490

28	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.59%, 04/29/31 (Call 04/29/30), (1 day SOFR + 2.150%)(b)	$24,001	$19,842,606
2.68%, 06/19/41 (Call 06/19/40), (1 day SOFR + 1.930%)(a)(b)	45,048	30,788,060
2.69%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.320%)(b)	37,350	30,285,924
2.83%, 10/24/51 (Call 10/24/50), (1 day SOFR + 1.880%)(b)	10,356	6,592,447
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	17,585	14,896,642
2.97%, 02/04/33 (Call 02/04/32), (1 day SOFR + 1.330%)(b)	31,899	26,088,900
2.97%, 07/21/52 (Call 07/21/51), (1 day SOFR + 1.560%)(a)(b)	18,159	11,870,840
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	19,610	17,061,565
3.25%, 10/21/27 (Call 10/21/26)(a)	24,133	22,213,389
3.31%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.580%)(a)(b)	31,904	23,757,674
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	51,445	47,061,305
3.50%, 04/19/26(a)	21,595	20,583,024
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	28,739	27,019,635
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	18,250	16,849,061
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	16,308	15,164,385
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	23,063	21,664,826
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(a)(b)	11,797	9,343,948
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	20,025	18,606,183
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)(b)	25,321	23,174,298
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(b)	10,132	8,518,786
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(b)	43,606	34,879,502
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(b)	11,479	9,908,384
4.25%, 10/22/26	19,910	19,141,066
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)(b)	27,517	25,857,103
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(b)	23,123	19,411,363
4.38%, 04/27/28 (Call 04/27/27), (1 day SOFR + 1.580%)(b)	20,920	19,992,907
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)(b)	17,198	14,841,748
4.45%, 03/03/26	2,156	2,095,823
4.57%, 04/27/33 (Call 04/27/32), (1 day SOFR + 1.830%)(b)	34,917	32,416,220
4.95%, 07/22/28 (Call 07/22/27), (1 day SOFR + 2.040%)(b)	26,206	25,642,532
5.00%, 01/21/44(a)	17,732	16,739,845
5.02%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.160%)(b)	43,764	42,105,502
5.88%, 02/07/42(a)	12,171	12,670,688

Security	Par (000)	Value

Banks (continued)
6.11%, 01/29/37(a)	$15,482	$15,905,876
6.20%, 11/10/28 (Call 11/10/27), (1 day SOFR + 1.999%)(b)	17,787	18,287,197
7.75%, 05/14/38	16,368	19,278,013
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	18,580	17,702,888
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1 day SOFR + 0.910%)(b)	22,821	20,324,195
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1 day SOFR + 1.220%)(b)	18,938	15,377,400
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1 day SOFR + 1.650%)(a)(b)	9,814	7,157,130
Bank of America NA, 6.00%, 10/15/36(a)	11,200	11,507,423
Bank of Montreal
1.25%, 09/15/26	12,710	11,099,391
2.65%, 03/08/27(a)	10,796	9,843,119
5.20%, 02/01/28 (Call 01/01/28)	14,936	14,861,159
Series H, 4.70%, 09/14/27 (Call 08/14/27)	6,987	6,825,301
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)	9,034	8,102,230
2.45%, 08/17/26 (Call 05/17/26)	6,469	5,929,395
2.80%, 05/04/26 (Call 02/04/26)(a)	2,733	2,550,762
3.25%, 05/16/27 (Call 02/16/27)(a)	7,608	7,134,942
3.30%, 08/23/29 (Call 05/23/29)	3,995	3,564,333
3.40%, 01/29/28 (Call 10/29/27)(a)	6,836	6,332,267
3.85%, 04/28/28	5,165	4,893,145
Bank of Nova Scotia (The)
1.05%, 03/02/26	579	509,777
1.30%, 09/15/26	11,519	10,016,960
1.35%, 06/24/26	6,991	6,159,769
1.95%, 02/02/27(a)	7,011	6,240,277
2.45%, 02/02/32(a)	2,941	2,357,541
2.70%, 08/03/26	14,286	13,104,929
4.85%, 02/01/30	6,899	6,689,477
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1 year CMT + 1.050%)(b)	23,277	20,468,756
2.65%, 06/24/31 (Call 06/24/30), (1 year CMT + 1.900%)(b)	12,766	10,169,694
2.67%, 03/10/32 (Call 03/10/31), (1 year CMT + 1.200%)(b)	12,305	9,583,408
2.89%, 11/24/32 (Call 11/24/31), (1 year CMT + 1.300%)(b)	12,132	9,434,514
3.33%, 11/24/42 (Call 11/24/41), (1 year CMT + 1.300%)(b)	10,547	7,547,713
4.34%, 01/10/28 (Call 01/10/27)(a)	16,899	15,787,713
4.84%, 05/09/28 (Call 05/07/27)	21,374	19,994,263
4.95%, 01/10/47(a)	17,232	15,372,693
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(b)	18,367	17,454,068
5.20%, 05/12/26	19,577	19,061,645
5.25%, 08/17/45(a)	15,827	14,671,091
5.50%, 08/09/28 (Call 08/09/27), (1 year CMT + 2.650%)(b)	17,882	17,522,500
5.75%, 08/09/33 (Call 08/09/32), (1 year CMT + 3.000%)(a)(b)	8,705	8,369,954
7.39%, 11/02/28 (Call 11/02/27), (1 year CMT + 3.300%)(b)	14,974	15,745,941
7.44%, 11/02/33 (Call 11/02/32), (1 year CMT + 3.500%)(b)	20,420	22,031,873

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
1.25%, 06/22/26 (Call 05/22/26)	$2,358	$2,071,768
3.45%, 04/07/27(a)	10,905	10,221,565
3.60%, 04/07/32 (Call 03/07/32)(a)	7,502	6,604,491
Citigroup Inc.
1.46%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(b)	28,867	25,263,019
2.52%, 11/03/32 (Call 11/03/31), (1 day SOFR + 1.177%)(b)	21,351	16,856,913
2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(b)	31,029	24,895,206
2.57%, 06/03/31 (Call 06/03/30), (1 day SOFR + 2.107%)(b)	38,369	31,411,388
2.67%, 01/29/31 (Call 01/29/30), (1 day SOFR + 1.146%)(b)	25,152	20,932,621
2.90%, 11/03/42 (Call 11/03/41), (1 day SOFR + 1.379%)(a)(b)	11,278	7,831,718
2.98%, 11/05/30 (Call 11/05/29), (1 day SOFR + 1.422%)(a)(b)	24,949	21,189,727
3.06%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.351%)(b)	29,173	23,937,144
3.07%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.280%)(b)	27,455	24,923,213
3.20%, 10/21/26 (Call 07/21/26)(a)	34,636	32,218,674
3.40%, 05/01/26(a)	14,724	13,899,000
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	19,900	18,228,155
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)	29,325	27,175,439
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(b)	32,585	28,355,366
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(b)	4,003	3,283,873
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	26,987	25,371,650
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	26,990	24,614,948
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(b)	23,233	21,645,306
4.13%, 07/25/28(a)	23,371	21,852,850
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)(b)	11,911	10,051,133
4.30%, 11/20/26(a)	12,349	11,833,924
4.41%, 03/31/31 (Call 03/31/30), (1 day SOFR + 3.914%)(a)(b)	43,364	40,322,982
4.45%, 09/29/27(a)	42,936	40,976,216
4.60%, 03/09/26(a)	3,102	3,018,718
4.65%, 07/30/45	13,223	11,661,438
4.65%, 07/23/48 (Call 06/23/48)(a)	27,974	24,920,865
4.66%, 05/24/28 (Call 05/24/27), (1 day SOFR + 1.887%)(b)	16,451	15,994,317
4.75%, 05/18/46	18,459	15,798,931
4.91%, 05/24/33 (Call 05/24/32), (1 day SOFR + 2.086%)(a)(b)	26,198	24,866,044
5.30%, 05/06/44(a)	10,308	9,618,075
5.32%, 03/26/41 (Call 03/26/40), (1 day SOFR + 4.548%)(b)	14,867	14,363,093
5.88%, 01/30/42(a)	12,021	12,451,791
6.27%, 11/17/33 (Call 11/17/32), (1 day SOFR + 2.338%)(b)	29,751	31,179,786

Security	Par (000)	Value

Banks (continued)
6.63%, 06/15/32(a)	$12,894	$13,592,926
6.68%, 09/13/43(a)	12,868	14,087,588
8.13%, 07/15/39(a)	21,516	27,137,597
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27), (1 day SOFR + 2.000%)(a)(b)	9,722	9,423,900
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	6,657	5,810,939
Cooperatieve Rabobank UA
3.75%, 07/21/26	8,221	7,707,978
5.25%, 05/24/41	20,740	21,520,137
5.25%, 08/04/45(a)	7,773	7,349,449
5.75%, 12/01/43	12,554	12,619,509
Credit Suisse AG/New York NY
1.25%, 08/07/26(a)	19,340	15,743,176
5.00%, 07/09/27(a)	17,772	16,276,900
7.50%, 02/15/28	9,311	9,387,837
Credit Suisse Group AG
4.55%, 04/17/26	19,645	17,531,025
4.88%, 05/15/45	17,377	12,671,526
Deutsche Bank AG/New York NY
1.69%, 03/19/26(a)	3,448	3,097,757
2.31%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(b)	18,013	15,641,378
2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(b)	13,808	12,013,710
3.04%, 05/28/32 (Call 05/28/31), (1 day SOFR + 1.718%)(b)	7,067	5,569,146
3.55%, 09/18/31 (Call 09/18/30), (1 day SOFR + 3.043%)(a)(b)	12,381	10,327,911
6.72%, 01/18/29 (Call 01/18/28), (1 day SOFR + 3.180%)(b)	10,935	11,052,418
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	6,074	5,645,521
4.65%, 09/13/28 (Call 06/13/28)(a)	4,391	4,174,918
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	5,004	4,526,283
4.77%, 07/28/30 (Call 07/28/29), (1 day SOFR + 2.127%)(b)	8,737	8,365,241
6.36%, 10/27/28 (Call 10/27/27), (1 day SOFR + 2.192%)(b)	7,938	8,180,228
8.25%, 03/01/38(a)	13,388	16,538,807
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	1,904	1,985,549
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.798%)(b)	30,882	27,212,718
1.54%, 09/10/27 (Call 09/10/26), (1 day SOFR + 0.818%)(b)	32,344	28,042,481
1.95%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.913%)(b)	43,249	37,856,399
1.99%, 01/27/32 (Call 01/27/31), (1 day SOFR + 1.090%)(b)	29,312	22,504,786
2.38%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.248%)(b)	42,883	33,617,022
2.60%, 02/07/30 (Call 11/07/29)(a)	21,664	18,225,000
2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(b)	39,462	31,725,653
2.64%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.114%)(b)	33,268	29,754,477
2.65%, 10/21/32 (Call 10/21/31), (1 day SOFR + 1.264%)(b)	30,101	23,980,160

30	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.91%, 07/21/42 (Call 07/21/41), (1 day SOFR + 1.472%)(b)	$18,722	$12,944,977
3.10%, 02/24/33 (Call 02/24/32), (1 day SOFR + 1.410%)(a)(b)	42,826	35,288,084
3.21%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.513%)(b)	25,723	18,708,881
3.44%, 02/24/43 (Call 02/24/42), (1 day SOFR + 1.632%)(b)	22,728	16,946,704
3.50%, 11/16/26 (Call 11/16/25)(a)	31,755	29,812,035
3.62%, 03/15/28 (Call 03/15/27), (1 day SOFR + 1.846%)(b)	33,589	31,166,121
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)(b)	30,123	27,969,034
3.80%, 03/15/30 (Call 12/15/29)(a)	26,350	23,903,468
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(b)	28,480	26,174,894
3.85%, 01/26/27 (Call 01/26/26)	32,936	31,189,450
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)(b)	20,292	16,706,860
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	39,147	36,619,748
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(b)	18,316	15,870,162
4.48%, 08/23/28 (Call 08/23/27), (1 day SOFR + 1.725%)(b)	26,423	25,326,874
4.75%, 10/21/45 (Call 04/21/45)(a)	19,175	17,119,338
4.80%, 07/08/44 (Call 01/08/44)(a)	19,958	17,891,128
5.15%, 05/22/45	19,501	18,063,901
5.95%, 01/15/27(a)	12,968	13,192,997
6.13%, 02/15/33(a)	12,142	12,801,590
6.25%, 02/01/41(a)	27,686	29,555,140
6.75%, 10/01/37	63,059	66,808,135
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1 day SOFR + 1.290%)(b)	23,318	20,404,362
2.01%, 09/22/28 (Call 09/22/27), (1 day SOFR + 1.732%)(b)	25,874	21,915,348
2.21%, 08/17/29 (Call 08/17/28), (1 day SOFR + 1.285%)(b)	24,182	20,041,754
2.25%, 11/22/27 (Call 11/22/26), (1 day SOFR + 1.100%)(b)	30,698	26,987,720
2.36%, 08/18/31 (Call 08/18/30), (1 day SOFR + 1.947%)(a)(b)	16,282	12,814,826
2.80%, 05/24/32 (Call 05/24/31), (1 day SOFR + 1.187%)(b)	34,349	27,371,722
2.85%, 06/04/31 (Call 06/04/30), (1 day SOFR + 2.387%)(b)	17,677	14,522,651
2.87%, 11/22/32 (Call 11/22/31), (1 day SOFR + 1.410%)(b)	21,959	17,354,446
3.90%, 05/25/26(a)	23,960	22,830,576
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)(b)	36,742	32,966,524
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	29,810	27,824,323
4.30%, 03/08/26	14,633	14,149,925
4.38%, 11/23/26(a)	19,732	18,910,032
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(b)	35,509	33,386,755
4.76%, 06/09/28 (Call 06/09/27), (1 day SOFR + 2.110%)(b)	27,468	26,318,115

Security	Par (000)	Value

Banks (continued)
4.95%, 03/31/30	$29,600	$28,455,344
5.21%, 08/11/28 (Call 08/11/27), (1 day SOFR + 2.610%)(b)	26,452	25,849,156
5.25%, 03/14/44(a)	14,160	12,839,300
5.40%, 08/11/33 (Call 08/11/32), (1 day SOFR + 2.870%)(b)	29,373	28,101,090
6.10%, 01/14/42(a)	11,593	12,363,867
6.50%, 05/02/36	9,116	9,419,504
6.50%, 09/15/37(a)	7,618	7,933,971
6.50%, 09/15/37	9,694	9,680,967
6.80%, 06/01/38(a)	5,573	5,721,443
7.39%, 11/03/28 (Call 11/03/27), (1 day SOFR + 3.350%)(b)	25,978	27,435,127
Huntington Bancshares Inc., 4.44%, 08/04/28 (Call 08/04/27), (1 day SOFR + 1.970%)(a)(b)	3,791	3,623,102
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	6,502	5,420,898
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1 day SOFR + 1.650%)(b)	6,390	6,182,146
5.65%, 01/10/30 (Call 11/10/29)	6,566	6,666,916
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.005%)(a)(b)	10,513	9,319,123
2.73%, 04/01/32 (Call 04/01/31), (1 day SOFR + 1.316%)(b)	4,248	3,429,198
3.95%, 03/29/27(a)	13,275	12,569,795
4.02%, 03/28/28 (Call 03/28/27), (1 day SOFR + 1.830%)(b)	12,044	11,302,915
4.05%, 04/09/29(a)	9,747	9,034,075
4.25%, 03/28/33 (Call 03/28/32), (1 day SOFR + 2.070%)(b)	6,462	5,805,201
4.55%, 10/02/28	8,719	8,330,243
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(b)	29,155	25,274,726
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(b)	37,452	33,111,429
1.76%, 11/19/31 (Call 11/19/30), (3 mo. SOFR + 1.105%)(b)	15,526	11,937,941
1.95%, 02/04/32 (Call 02/04/31), (1 day SOFR + 1.065%)(b)	30,119	23,359,239
2.07%, 06/01/29 (Call 06/01/28), (1 day SOFR + 1.015%)(b)	23,691	19,961,473
2.18%, 06/01/28 (Call 06/01/27), (1 day SOFR + 1.890%)(b)	15,656	13,694,383
2.52%, 04/22/31 (Call 04/22/30), (1 day SOFR + 2.040%)(b)	28,673	23,736,496
2.53%, 11/19/41 (Call 11/19/40), (1 day SOFR + 1.510%)(b)	16,320	10,921,824
2.55%, 11/08/32 (Call 11/08/31), (1 day SOFR + 1.180%)(b)	31,056	24,820,020
2.58%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.250%)(b)	35,799	29,048,322
2.74%, 10/15/30 (Call 10/15/29), (1 day SOFR + 1.510%)(a)(b)	38,512	32,468,400
2.95%, 10/01/26 (Call 07/01/26)(a)	30,890	28,805,892
2.95%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.170%)(b)	18,850	17,095,086

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.96%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.260%)(a)(b)	$35,826	$29,544,577
3.11%, 04/22/41 (Call 04/22/40), (1 day SOFR + 2.460%)(a)(b)	16,816	12,387,160
3.11%, 04/22/51 (Call 04/22/50), (1 day SOFR + 2.440%)(b)	23,902	16,298,399
3.16%, 04/22/42 (Call 04/22/41), (1 day SOFR + 2.460%)(b)	20,582	15,105,115
3.20%, 06/15/26 (Call 03/15/26)(a)	14,721	13,857,806
3.30%, 04/01/26 (Call 01/01/26)(a)	15,254	14,424,462
3.33%, 04/22/52 (Call 04/22/51), (1 day SOFR + 1.580%)(b)	36,913	26,071,072
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(b)	21,861	19,975,876
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(b)	27,384	25,305,913
3.63%, 12/01/27 (Call 12/01/26)(a)	12,591	11,748,128
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(b)	22,628	20,425,497
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	29,996	28,183,870
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(b)	17,569	14,657,764
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(b)	19,329	15,316,416
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(b)	32,574	26,170,678
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(b)	25,039	23,284,552
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	11,049	8,993,170
4.13%, 12/15/26(a)	21,200	20,522,334
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(b)	27,693	25,958,803
4.25%, 10/01/27(a)	17,498	16,806,232
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	20,833	17,627,062
4.32%, 04/26/28 (Call 04/26/27), (1 day SOFR + 1.560%)(b)	25,903	24,788,909
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(b)	25,987	24,589,851
4.49%, 03/24/31 (Call 03/24/30), (3 mo. SOFR + 3.790%)(a)(b)	31,051	29,269,927
4.57%, 06/14/30 (Call 06/14/29), (1 day SOFR + 1.750%)(a)(b)	20,754	19,699,595
4.59%, 04/26/33 (Call 04/26/32), (1 day SOFR + 1.800%)(b)	21,815	20,325,598
4.85%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.990%)(b)	37,165	36,354,469
4.85%, 02/01/44(a)	10,923	10,220,665
4.91%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.080%)(a)(b)	44,777	42,829,330
4.95%, 06/01/45	19,122	17,495,209
5.40%, 01/06/42(a)	13,683	13,487,530
5.50%, 10/15/40(a)	13,891	13,973,094
5.60%, 07/15/41(a)	17,977	18,215,066
5.63%, 08/16/43(a)	14,014	13,850,206
6.40%, 05/15/38(a)	25,021	27,276,085
KeyBank NA/Cleveland OH
4.90%, 08/08/32(a)	4,995	4,696,777

Security	Par (000)	Value

Banks (continued)
5.00%, 01/26/33 (Call 10/26/32)	$6,812	$6,527,612
5.85%, 11/15/27 (Call 10/16/27)	5,956	6,088,203
KeyCorp
2.25%, 04/06/27(a)	8,935	7,941,864
2.55%, 10/01/29(a)	7,345	6,207,675
4.10%, 04/30/28(a)	6,078	5,767,840
4.79%, 06/01/33 (Call 06/01/32), (1 day SOFR + 2.060%)(a)(b)	7,472	7,038,500
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1 year CMT + 0.850%)(a)(b)	13,009	11,386,780
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)(b)	23,177	21,029,361
3.75%, 01/11/27	17,230	16,100,232
3.75%, 03/18/28 (Call 03/18/27), (1 year CMT + 1.800%)(a)(b)	16,873	15,618,349
4.34%, 01/09/48(a)	12,536	9,658,549
4.38%, 03/22/28	16,565	15,666,094
4.55%, 08/16/28(a)	15,085	14,288,729
4.65%, 03/24/26	2,884	2,776,878
4.98%, 08/11/33 (Call 08/11/32), (1 year CMT + 2.300%)(a)(b)	8,174	7,621,903
5.30%, 12/01/45(a)	4,294	3,841,579
5.87%, 03/06/29 (Call 03/06/28)	8,000	8,007,441
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33)	7,904	7,543,261
Manufacturers & Traders Trust Co., 4.70%, 01/27/28 (Call 12/28/27)	11,477	11,136,972
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27 (Call 07/20/26), (1 year CMT + 0.750%)(b)	25,177	22,011,362
1.64%, 10/13/27 (Call 10/13/26), (1 year CMT + 0.670%)(b)	16,082	13,966,747
2.05%, 07/17/30(a)	16,552	13,166,211
2.31%, 07/20/32 (Call 07/20/31), (1 year CMT + 0.950%)(b)	19,989	15,600,649
2.34%, 01/19/28 (Call 01/19/27), (1 year CMT + 0.830%)(b)	13,019	11,553,644
2.49%, 10/13/32 (Call 10/13/31), (1 year CMT + 0.970%)(b)	7,388	5,814,886
2.56%, 02/25/30(a)	15,111	12,590,778
2.76%, 09/13/26(a)	11,384	10,436,725
2.85%, 01/19/33 (Call 01/19/32), (1 year CMT + 1.100%)(a)(b)	12,405	10,011,724
3.20%, 07/18/29	18,269	16,043,529
3.29%, 07/25/27(a)	14,142	13,071,748
3.68%, 02/22/27(a)	9,410	8,964,514
3.74%, 03/07/29	16,582	15,178,785
3.75%, 07/18/39	14,109	11,829,463
3.85%, 03/01/26	5,466	5,216,151
3.96%, 03/02/28(a)	12,060	11,352,939
4.05%, 09/11/28(a)	7,922	7,401,456
4.08%, 04/19/28 (Call 04/19/27), (1 year CMT + 1.300%)(b)	10,982	10,391,609
5.02%, 07/20/28 (Call 07/20/27), (1 year CMT + 1.950%)(b)	14,458	14,151,778
5.13%, 07/20/33 (Call 07/20/32), (1 year CMT + 2.125%)(b)	16,336	15,795,298
5.35%, 09/13/28 (Call 09/13/27), (1 year CMT + 1.900%)(b)	11,480	11,383,239
5.42%, 02/22/29 (Call 02/22/28)	8,307	8,240,962

32	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.44%, 02/22/34 (Call 02/22/33)	$7,469	$7,336,719
5.47%, 09/13/33 (Call 09/13/32), (1 year CMT + 2.125%)(a)(b)	6,970	6,906,929
5.48%, 02/22/31 (Call 02/22/30), (1 year CMT + 1.530%)(b)	7,405	7,330,655
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1 year CMT + 0.670%)(b)	14,659	12,704,804
1.55%, 07/09/27 (Call 07/09/26), (1 year CMT + 0.750%)(b)	7,576	6,600,742
1.98%, 09/08/31 (Call 09/08/30), (1 day SOFR + 1.532%)(b)	11,988	9,301,417
2.20%, 07/10/31 (Call 07/10/30), (1 day SOFR + 1.772%)(b)	8,743	6,938,951
2.56%, 09/13/31	10,165	7,893,672
2.84%, 09/13/26(a)	6,796	6,227,199
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)(b)	5,789	4,980,404
3.17%, 09/11/27(a)	8,641	7,942,565
4.02%, 03/05/28(a)	10,292	9,653,078
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)(b)	8,517	7,998,853
5.41%, 09/13/28 (Call 09/13/27), (1 year CMT + 2.050%)(b)	3,865	3,849,002
5.67%, 05/27/29 (Call 05/27/28), (1 year CMT + 1.500%)(b)	8,000	7,982,565
5.67%, 09/13/33 (Call 09/13/32), (1 year CMT + 2.400%)(b)	8,575	8,565,006
5.74%, 05/27/31 (Call 05/27/30), (1 year CMT + 1.650%)(b)	8,000	7,985,274
5.75%, 05/27/34 (Call 05/27/33)	8,426	8,374,267
Morgan Stanley
1.51%, 07/20/27 (Call 07/20/26), (1 day SOFR + 0.858%)(b)	30,805	26,890,319
1.59%, 05/04/27 (Call 04/04/27), (1 day SOFR + 0.879%)(b)	38,364	33,838,786
1.79%, 02/13/32 (Call 02/13/31), (1 day SOFR + 1.034%)(b)	31,553	23,992,062
1.93%, 04/28/32 (Call 04/28/31), (1 day SOFR + 1.020%)(b)	28,326	21,665,617
2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(b)	36,546	28,403,683
2.48%, 01/21/28 (Call 01/21/27), (1 day SOFR + 1.000%)(b)	25,628	22,865,294
2.51%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.200%)(b)	26,346	20,835,252
2.70%, 01/22/31 (Call 01/22/30), (1 day SOFR + 1.143%)(b)	36,215	30,254,283
2.80%, 01/25/52 (Call 07/25/51), (1 day SOFR + 1.430%)(b)	23,572	15,082,544
2.94%, 01/21/33 (Call 01/21/32), (1 day SOFR + 1.290%)(a)(b)	27,052	22,129,699
3.13%, 07/27/26(a)	31,310	29,112,880
3.22%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.485%)(a)(b)	17,450	12,985,887
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	31,043	28,687,305
3.62%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.120%)(b)	35,092	31,082,185
3.63%, 01/20/27(a)	35,883	33,912,919

Security	Par (000)	Value

Banks (continued)
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(b)	$30,885	$28,507,606
3.95%, 04/23/27	16,181	15,290,919
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)(b)	22,226	18,599,052
4.21%, 04/20/28 (Call 04/20/27), (1 day SOFR + 1.610%)(b)	26,458	25,130,986
4.30%, 01/27/45	27,800	23,876,939
4.35%, 09/08/26	24,110	23,170,089
4.38%, 01/22/47(a)	21,003	18,240,566
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(b)	30,159	28,394,047
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(b)	11,996	10,625,305
4.89%, 07/20/33 (Call 07/20/32), (1 day SOFR + 2.076%)(b)	20,179	19,154,770
5.12%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.730%)(b)	28,496	27,967,089
5.60%, 03/24/51 (Call 03/24/50), (1 day SOFR + 4.480%)(a)(b)	21,360	21,928,377
6.30%, 10/18/28 (Call 10/18/27), (1 day SOFR + 2.240%)(b)	26,660	27,420,071
6.34%, 10/18/33 (Call 10/18/32), (1 day SOFR + 2.560%)(b)	31,919	33,614,898
6.38%, 07/24/42(a)	23,623	25,855,234
7.25%, 04/01/32	11,325	12,785,105
National Australia Bank Ltd./New York
2.50%, 07/12/26	9,010	8,265,446
3.91%, 06/09/27	9,801	9,338,827
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1 year CMT + 0.900%)(b)	7,434	6,527,087
3.07%, 05/22/28 (Call 05/22/27), (1 year CMT + 2.550%)(a)(b)	6,353	5,730,041
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)(b)	13,798	12,728,550
4.80%, 04/05/26	9,191	8,952,900
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(b)	22,777	21,776,495
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(b)	16,184	15,509,469
5.52%, 09/30/28 (Call 09/30/27), (1 year CMT + 2.270%)(a)(b)	8,458	8,384,430
6.02%, 03/02/34 (Call 03/02/33)	5,000	5,002,950
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	7,568	6,191,727
4.00%, 05/10/27 (Call 04/10/27)(a)	6,513	6,310,893
6.13%, 11/02/32 (Call 08/02/32)(a)	9,038	9,523,855
PNC Bank NA
2.70%, 10/22/29(a)	9,326	7,923,587
3.10%, 10/25/27 (Call 09/25/27)(a)	6,633	6,170,422
4.05%, 07/26/28	15,121	14,251,484
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1 day SOFR + 0.979%)(a)(b)	6,561	5,329,990
2.55%, 01/22/30 (Call 10/24/29)(a)	21,449	18,240,982
2.60%, 07/23/26 (Call 05/24/26)	9,172	8,465,562
3.15%, 05/19/27 (Call 04/19/27)(a)	8,239	7,688,215
3.45%, 04/23/29 (Call 01/23/29)(a)	18,468	16,951,794

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.07%, 01/24/34 (Call 01/24/33), (1 day SOFR + 1.933%)(b)	$13,808	$13,380,118
5.35%, 12/02/28 (Call 12/02/27), (1 day SOFR + 1.620%)(a)(b)	8,330	8,352,323
6.04%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.140%)(a)(b)	13,987	14,519,915
Royal Bank of Canada
1.15%, 07/14/26	7,163	6,284,970
1.20%, 04/27/26	13,479	11,938,465
1.40%, 11/02/26	10,187	8,874,145
2.30%, 11/03/31	14,014	11,208,965
3.63%, 05/04/27	14,057	13,239,756
3.88%, 05/04/32(a)	5,717	5,144,349
4.24%, 08/03/27	11,764	11,294,269
4.90%, 01/12/28	9,917	9,772,582
5.00%, 02/01/33	13,970	13,636,000
6.00%, 11/01/27	14,511	14,943,029
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1 day SOFR + 1.249%)(a)(b)	6,447	5,616,197
3.24%, 10/05/26 (Call 08/05/26)	7,797	7,189,751
4.40%, 07/13/27 (Call 04/14/27)	7,925	7,559,324
Santander UK Group Holdings PLC
2.47%, 01/11/28 (Call 01/11/27), (1 day SOFR + 1.220%)(b)	5,157	4,521,910
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(b)	5,061	4,598,368
6.53%, 01/10/29 (Call 01/10/28)	10,296	10,413,304
State Street Corp.
2.20%, 03/03/31	2,988	2,401,503
2.40%, 01/24/30	3,314	2,829,226
2.65%, 05/19/26(a)	3,246	3,033,161
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26(a)	23,450	20,356,082
1.90%, 09/17/28	25,979	21,521,079
2.13%, 07/08/30(a)	12,918	10,294,053
2.14%, 09/23/30	3,157	2,478,082
2.22%, 09/17/31(a)	6,902	5,370,311
2.63%, 07/14/26	16,616	15,165,332
2.75%, 01/15/30	18,276	15,440,488
2.93%, 09/17/41(a)	4,589	3,175,372
3.01%, 10/19/26(a)	17,852	16,402,053
3.04%, 07/16/29(a)	30,415	26,350,209
3.35%, 10/18/27(a)	9,787	9,007,206
3.36%, 07/12/27(a)	19,233	17,691,762
3.45%, 01/11/27	8,932	8,321,340
3.54%, 01/17/28	9,714	8,952,997
3.78%, 03/09/26(a)	6,572	6,266,229
3.94%, 07/19/28(a)	10,944	10,227,244
5.52%, 01/13/28	19,578	19,550,859
5.71%, 01/13/30(a)	13,690	13,777,763
5.77%, 01/13/33	13,302	13,421,194
Toronto-Dominion Bank(The)
1.20%, 06/03/26	11,154	9,776,261
1.25%, 09/10/26	10,954	9,531,602
1.95%, 01/12/27	7,492	6,646,592
2.00%, 09/10/31	15,460	12,113,314
2.80%, 03/10/27	7,563	6,907,835
3.20%, 03/10/32	16,033	13,767,447
4.11%, 06/08/27	15,671	15,035,706

Security	Par (000)	Value

Banks (continued)
4.46%, 06/08/32	$22,196	$20,900,857
4.69%, 09/15/27	12,560	12,289,790
5.16%, 01/10/28	6,057	6,021,566
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)(a)	10,612	8,754,502
3.30%, 05/15/26 (Call 04/15/26)(a)	6,269	5,873,513
3.80%, 10/30/26 (Call 09/30/26)	7,690	7,254,744
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	2,031	1,725,108
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(b)	10,626	9,454,864
1.89%, 06/07/29 (Call 06/07/28), (1 day SOFR + 0.862%)(a)(b)	7,565	6,395,674
1.95%, 06/05/30 (Call 03/05/30)	4,614	3,720,511
4.12%, 06/06/28 (Call 06/06/27), (1 day SOFR + 1.368%)(a)(b)	8,022	7,675,953
4.87%, 01/26/29 (Call 01/26/28)(a)	18,197	17,843,760
5.12%, 01/26/34 (Call 01/26/33)	7,743	7,525,397
6.12%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.300%)(a)(b)	11,192	11,711,600
U.S. Bancorp, 4.65%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.230%)(b)	11,581	11,258,645
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	10,864	8,410,711
2.22%, 01/27/28 (Call 01/27/27), (1 day SOFR + 0.730%)(b)	14,484	12,990,604
2.68%, 01/27/33 (Call 01/27/32), (1 day SOFR + 1.020%)(a)(b)	7,315	6,047,817
3.00%, 07/30/29 (Call 04/30/29)(a)	9,759	8,570,610
3.10%, 04/27/26 (Call 03/27/26)	5,384	5,061,649
3.90%, 04/26/28 (Call 03/26/28)(a)	6,707	6,400,496
4.55%, 07/22/28 (Call 07/22/27), (1 day SOFR + 1.660%)(a)(b)	13,731	13,379,135
4.84%, 02/01/34 (Call 02/01/33)	12,356	11,816,292
5.85%, 10/21/33 (Call 10/21/32), (1 day SOFR + 2.090%)(a)(b)	14,890	15,340,135
Series V, 2.38%, 07/22/26 (Call 06/22/26)	13,805	12,668,365
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	12,728	11,864,418
Wachovia Corp., 5.50%, 08/01/35(a)	11,072	10,916,328
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1 day SOFR + 2.100%)(b)	34,102	30,146,485
2.57%, 02/11/31 (Call 02/11/30), (1 day SOFR + 1.262%)(b)	32,428	26,994,504
2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(b)	35,705	30,486,725
3.00%, 04/22/26(a)	30,690	28,642,059
3.00%, 10/23/26(a)	36,445	33,645,678
3.07%, 04/30/41 (Call 04/30/40), (1 day SOFR + 2.530%)(a)(b)	37,571	27,231,322
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(b)	28,407	26,368,639
3.35%, 03/02/33 (Call 03/02/32), (1 day SOFR + 1.500%)(a)(b)	41,793	35,315,478
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(b)	43,461	40,227,554
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(b)	28,993	26,868,906
3.90%, 05/01/45(a)	22,658	17,834,064
4.10%, 06/03/26	22,988	22,094,762

34	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.15%, 01/24/29 (Call 10/24/28)(a)	$28,957	$27,093,171
4.30%, 07/22/27(a)	28,949	27,900,302
4.40%, 06/14/46(a)	22,000	17,965,372
4.48%, 04/04/31 (Call 04/04/30), (1 day SOFR + 4.032%)(b)	25,989	24,432,139
4.61%, 04/25/53 (Call 04/25/52), (1 day SOFR + 2.130%)(b)	34,171	29,477,623
4.65%, 11/04/44(a)	21,691	18,515,802
4.75%, 12/07/46	21,498	18,452,916
4.81%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.980%)(b)	34,581	33,684,204
4.90%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.100%)(b)	43,445	41,398,197
4.90%, 11/17/45(a)	21,258	18,758,212
5.01%, 04/04/51 (Call 04/04/50), (1 day SOFR + 4.502%)(b)	56,980	52,379,948
5.38%, 11/02/43(a)	21,905	20,691,119
5.61%, 01/15/44(a)	25,463	24,744,582
Wells Fargo Bank NA
5.85%, 02/01/37(a)	10,955	11,147,177
6.60%, 01/15/38	14,233	15,491,720
Westpac Banking Corp.
1.15%, 06/03/26	10,536	9,256,038
1.95%, 11/20/28	8,813	7,521,177
2.15%, 06/03/31(a)	6,156	5,116,351
2.65%, 01/16/30(a)	5,952	5,187,806
2.70%, 08/19/26	11,841	10,935,921
2.85%, 05/13/26(a)	13,871	12,900,076
2.96%, 11/16/40(a)	10,687	7,257,642
3.13%, 11/18/41	9,771	6,703,093
3.35%, 03/08/27	12,730	11,970,052
3.40%, 01/25/28	12,356	11,472,736
4.04%, 08/26/27	12,157	11,721,162
4.42%, 07/24/39	7,498	6,343,997
5.46%, 11/18/27	13,975	14,207,464

		8,002,578,149

Beverages — 2.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	56,753	53,309,166
4.90%, 02/01/46 (Call 08/01/45)	98,601	90,323,347
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44(a)	11,871	10,575,891
4.90%, 02/01/46 (Call 08/01/45)(a)	16,607	15,182,309
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	19,327	17,617,571
4.00%, 04/13/28 (Call 01/13/28)(a)	27,868	26,600,363
4.35%, 06/01/40 (Call 12/01/39)	10,776	9,454,409
4.38%, 04/15/38 (Call 10/15/37)	16,408	14,657,847
4.44%, 10/06/48 (Call 04/06/48)	18,239	15,658,499
4.50%, 06/01/50 (Call 12/01/49)(a)	16,560	14,558,398
4.60%, 04/15/48 (Call 10/15/47)(a)	22,830	20,126,115
4.75%, 01/23/29 (Call 10/23/28)	47,281	46,436,074
4.75%, 04/15/58 (Call 10/15/57)(a)	9,994	8,904,341
4.90%, 01/23/31 (Call 10/23/30)(a)	9,057	9,048,440
4.95%, 01/15/42(a)	16,074	14,949,754
5.45%, 01/23/39 (Call 07/23/38)(a)	21,540	21,435,897
5.55%, 01/23/49 (Call 07/23/48)	41,490	41,710,864
5.80%, 01/23/59 (Call 07/23/58)	21,794	22,467,814
8.20%, 01/15/39	13,301	16,584,503

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	$16,487	$13,804,150
1.38%, 03/15/31	20,198	15,706,159
1.45%, 06/01/27(a)	15,666	13,756,290
1.50%, 03/05/28(a)	7,066	6,091,099
1.65%, 06/01/30(a)	18,290	14,824,235
2.00%, 03/05/31(a)	9,649	7,905,022
2.13%, 09/06/29(a)	11,188	9,567,834
2.25%, 01/05/32(a)	23,656	19,488,108
2.50%, 06/01/40	10,512	7,596,353
2.50%, 03/15/51(a)	12,599	8,199,194
2.60%, 06/01/50(a)	12,854	8,586,544
2.75%, 06/01/60(a)	9,577	6,303,287
2.88%, 05/05/41	8,374	6,364,947
3.00%, 03/05/51(a)	18,127	13,140,844
3.38%, 03/25/27(a)	10,073	9,613,522
3.45%, 03/25/30	11,491	10,562,744
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	9,608	7,562,450
3.15%, 08/01/29 (Call 05/01/29)	5,131	4,503,592
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	5,742	4,722,318
2.13%, 04/29/32 (Call 01/29/32)	6,557	5,209,392
2.38%, 10/24/29 (Call 07/24/29)	10,334	8,746,229
5.30%, 10/24/27 (Call 09/24/27)(a)	4,749	4,819,978
5.50%, 01/24/33 (Call 10/24/32)	7,845	8,130,650
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	2,889	2,512,828
3.80%, 05/01/50 (Call 11/01/49)(a)	5,613	4,194,921
3.95%, 04/15/29 (Call 02/15/29)(a)	8,730	8,072,470
4.05%, 04/15/32 (Call 01/15/32)(a)	8,267	7,476,393
4.50%, 04/15/52 (Call 10/15/51)(a)	11,490	9,603,579
4.60%, 05/25/28 (Call 02/25/28)	8,606	8,349,941
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	10,568	9,750,707
4.20%, 07/15/46 (Call 01/15/46)	16,579	12,900,241
5.00%, 05/01/42(a)	13,198	11,780,402
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	10,282	8,060,943
1.63%, 05/01/30 (Call 02/01/30)	13,467	10,902,736
1.95%, 10/21/31 (Call 07/21/31)	15,581	12,536,420
2.38%, 10/06/26 (Call 07/06/26)	7,829	7,222,664
2.63%, 07/29/29 (Call 04/29/29)(a)	11,112	9,798,517
2.63%, 10/21/41 (Call 04/21/41)	8,163	5,975,992
2.75%, 03/19/30 (Call 12/19/29)	18,590	16,364,230
2.75%, 10/21/51 (Call 04/21/51)	9,798	6,781,566
2.88%, 10/15/49 (Call 04/15/49)	6,296	4,510,888
3.00%, 10/15/27 (Call 07/15/27)(a)	18,502	17,220,899
3.45%, 10/06/46 (Call 04/06/46)(a)	10,729	8,576,380
3.60%, 02/18/28 (Call 01/18/28)(a)	14,742	14,042,244
3.63%, 03/19/50 (Call 09/19/49)	9,614	7,878,796
3.90%, 07/18/32 (Call 04/18/32)(a)	12,557	11,784,500
4.45%, 04/14/46 (Call 10/14/45)(a)	9,767	9,260,919

		910,365,719

Biotechnology — 2.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)(a)	14,300	11,962,594
2.00%, 01/15/32 (Call 10/15/31)(a)	15,241	11,790,662
2.20%, 02/21/27 (Call 12/21/26)	20,126	18,032,387
2.30%, 02/25/31 (Call 11/25/30)(a)	14,700	11,909,608

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.45%, 02/21/30 (Call 11/21/29)(a)	$15,169	$12,728,937
2.60%, 08/19/26 (Call 05/19/26)(a)	12,095	11,122,945
2.77%, 09/01/53 (Call 03/01/53)	10,577	6,360,822
2.80%, 08/15/41 (Call 02/15/41)	12,018	8,271,515
3.00%, 02/22/29 (Call 12/22/28)	9,892	8,789,413
3.00%, 01/15/52 (Call 07/15/51)	14,360	9,151,782
3.15%, 02/21/40 (Call 08/21/39)	23,270	17,076,550
3.20%, 11/02/27 (Call 08/02/27)(a)	10,344	9,559,406
3.35%, 02/22/32 (Call 11/22/31)	11,914	10,316,061
3.38%, 02/21/50 (Call 08/21/49)	23,914	16,665,695
4.05%, 08/18/29 (Call 06/18/29)	13,886	12,926,747
4.20%, 03/01/33 (Call 12/01/32)(a)	6,628	6,082,929
4.20%, 02/22/52 (Call 08/22/51)(a)	11,328	9,061,316
4.40%, 05/01/45 (Call 11/01/44)	24,623	20,595,344
4.40%, 02/22/62 (Call 08/22/61)	12,538	9,983,621
4.56%, 06/15/48 (Call 12/15/47)	15,500	13,291,266
4.66%, 06/15/51 (Call 12/15/50)(a)	36,623	31,534,351
4.88%, 03/01/53 (Call 09/01/52)	11,624	10,318,151
5.15%, 03/02/28 (Call 02/02/28)	44,965	44,736,402
5.25%, 03/02/30 (Call 01/02/30)	50,640	50,380,733
5.25%, 03/02/33 (Call 12/02/32)	49,255	48,892,449
5.60%, 03/02/43 (Call 09/02/42)	48,180	47,543,677
5.65%, 03/02/53 (Call 09/02/52)	39,650	39,195,984
5.75%, 03/02/63 (Call 09/02/62)	24,985	24,557,804
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)(a)	17,434	14,123,317
3.15%, 05/01/50 (Call 11/01/49)	20,541	13,501,289
5.20%, 09/15/45 (Call 03/15/45)(a)	7,726	7,374,345
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	9,855	8,326,013
1.65%, 10/01/30 (Call 07/01/30)(a)	13,568	10,733,448
2.60%, 10/01/40 (Call 04/01/40)	11,720	8,157,313
2.80%, 10/01/50 (Call 04/01/50)(a)	18,616	12,044,835
2.95%, 03/01/27 (Call 12/01/26)(a)	15,296	14,165,944
3.65%, 03/01/26 (Call 12/01/25)	13,249	12,650,378
4.00%, 09/01/36 (Call 03/01/36)(a)	6,683	5,873,052
4.15%, 03/01/47 (Call 09/01/46)	18,857	15,682,914
4.50%, 02/01/45 (Call 08/01/44)	20,195	17,746,009
4.60%, 09/01/35 (Call 03/01/35)	10,888	10,325,042
4.75%, 03/01/46 (Call 09/01/45)	23,993	21,653,723
4.80%, 04/01/44 (Call 10/01/43)(a)	18,971	17,430,976
5.65%, 12/01/41 (Call 06/01/41)(a)	10,572	10,754,016
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)(a)	13,853	10,759,251
2.80%, 09/15/50 (Call 03/15/50)	5,422	3,377,950
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	10,228	8,670,599
2.20%, 09/02/30 (Call 06/02/30)(a)	13,434	10,536,369
3.30%, 09/02/40 (Call 03/02/40)	6,708	4,656,209
3.55%, 09/02/50 (Call 03/02/50)(a)	9,005	5,847,319

		777,229,462

Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)(a)	8,039	7,240,798
2.70%, 02/15/31 (Call 11/15/30)(a)	9,446	7,767,090
2.72%, 02/15/30 (Call 11/15/29)(a)	21,777	18,363,638
3.38%, 04/05/40 (Call 10/05/39)(a)	12,636	9,443,393
3.58%, 04/05/50 (Call 10/05/49)(a)	22,265	15,959,149
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	11,984	9,554,194

Security	Par (000)	Value

Building Materials (continued)
3.20%, 07/15/51 (Call 01/15/51)(a)	$3,727	$2,523,305
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	7,588	6,994,669

		77,846,236

Chemicals — 1.0%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	12,352	10,313,514
2.70%, 05/15/40 (Call 11/15/39)	6,232	4,608,480
2.80%, 05/15/50 (Call 11/15/49)	10,041	6,913,030
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	22,525	22,371,402
6.33%, 07/15/29 (Call 05/15/29)(a)	8,606	8,460,158
6.38%, 07/15/32 (Call 04/15/32)(a)	10,714	10,374,474
CF Industries Inc.
4.95%, 06/01/43(a)	8,117	6,807,428
5.15%, 03/15/34(a)	10,018	9,312,050
5.38%, 03/15/44(a)	7,110	6,271,183
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	10,751	8,677,443
3.60%, 11/15/50 (Call 05/15/50)	10,783	7,744,836
4.38%, 11/15/42 (Call 05/15/42)	14,879	12,517,201
5.25%, 11/15/41 (Call 05/15/41)(a)	10,511	9,855,468
5.55%, 11/30/48 (Call 05/30/48)(a)	8,337	7,912,449
6.90%, 05/15/53 (Call 11/15/52)(a)	8,243	9,191,341
7.38%, 11/01/29(a)	12,252	13,580,165
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)(a)	25,966	25,481,937
5.32%, 11/15/38 (Call 05/15/38)	15,299	14,841,234
5.42%, 11/15/48 (Call 05/15/48)(a)	23,776	22,768,188
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)(a)	7,028	5,850,954
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	4,527	4,171,886
2.70%, 12/15/51 (Call 06/15/51)(a)	6,341	4,008,760
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	6,275	5,213,699
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	10,220	8,542,256
5.25%, 07/15/43	7,842	6,933,602
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)(a)	8,556	6,132,339
3.63%, 04/01/51 (Call 04/01/50)(a)	10,901	7,448,791
4.20%, 10/15/49 (Call 04/15/49)	10,613	7,934,186
4.20%, 05/01/50 (Call 11/01/49)(a)	11,263	8,449,393
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	11,939	9,477,276
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	10,851	10,244,338
5.00%, 04/01/49 (Call 10/01/48)(a)	6,985	6,227,524
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)(a)	7,795	6,753,120
3.45%, 06/01/27 (Call 03/01/27)(a)	13,768	12,906,107
4.50%, 06/01/47 (Call 12/01/46)	11,952	9,946,121
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	6,088	5,725,449

		343,967,782

Commercial Services — 0.8%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	10,626	8,349,527
1.70%, 05/15/28 (Call 03/15/28)	10,827	9,347,593

36	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	$15,345	$12,087,382
5.10%, 12/15/27 (Call 11/15/27)(a)	6,691	6,628,612
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,196	1,045,962
2.15%, 01/15/27 (Call 12/15/26)	7,569	6,639,505
2.90%, 05/15/30 (Call 02/15/30)(a)	13,224	10,900,252
2.90%, 11/15/31 (Call 08/15/31)	8,054	6,397,638
3.20%, 08/15/29 (Call 05/15/29)(a)	15,952	13,565,659
4.15%, 08/15/49 (Call 02/15/49)	3,518	2,537,481
4.80%, 04/01/26 (Call 01/01/26)	4,495	4,378,361
5.40%, 08/15/32 (Call 05/15/32)(a)	8,262	7,890,398
5.95%, 08/15/52 (Call 02/15/52)(a)	7,116	6,557,630
Massachusetts Institute of Technology, 5.60%, 07/01/2111(a)	7,933	8,579,771
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	10,523	8,663,804
2.65%, 10/01/26 (Call 08/01/26)(a)	8,261	7,623,296
2.85%, 10/01/29 (Call 07/01/29)(a)	16,447	14,259,725
3.25%, 06/01/50 (Call 12/01/49)(a)	5,686	3,889,142
4.40%, 06/01/32 (Call 03/01/32)(a)	10,839	10,186,327
5.05%, 06/01/52 (Call 12/01/51)(a)	7,161	6,508,692
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	15,259	12,631,608
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	8,429	7,259,577
4.00%, 03/18/29 (Call 12/18/28)	9,927	9,195,318
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	12,463	11,343,347
2.70%, 03/01/29	19,284	16,935,287
2.90%, 03/01/32	24,147	20,667,655
3.70%, 03/01/52	11,032	8,704,571
4.25%, 05/01/29	11,407	10,825,688

		253,599,808

Computers — 3.0%
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	12,604	9,906,239
1.40%, 08/05/28 (Call 06/05/28)	24,406	20,602,396
1.65%, 05/11/30 (Call 02/11/30)	17,975	14,662,743
1.65%, 02/08/31 (Call 11/08/30)	29,796	23,880,198
1.70%, 08/05/31 (Call 05/05/31)(a)	10,753	8,548,851
2.05%, 09/11/26 (Call 07/11/26)	21,146	19,240,280
2.20%, 09/11/29 (Call 06/11/29)(a)	18,487	15,898,086
2.38%, 02/08/41 (Call 08/08/40)(a)	16,274	11,468,005
2.40%, 08/20/50 (Call 02/20/50)	15,045	9,501,757
2.45%, 08/04/26 (Call 05/04/26)(a)	24,668	22,840,550
2.55%, 08/20/60 (Call 02/20/60)(a)	19,620	12,096,597
2.65%, 05/11/50 (Call 11/11/49)(a)	26,272	17,590,302
2.65%, 02/08/51 (Call 08/08/50)(a)	30,891	20,529,782
2.70%, 08/05/51 (Call 02/05/51)(a)	17,060	11,337,585
2.80%, 02/08/61 (Call 02/08/60)	18,032	11,465,539
2.85%, 08/05/61 (Call 02/05/61)	15,840	10,198,931
2.90%, 09/12/27 (Call 06/12/27)(a)	22,611	21,020,524
2.95%, 09/11/49 (Call 03/11/49)(a)	17,165	12,283,595
3.00%, 06/20/27 (Call 03/20/27)(a)	12,326	11,583,180
3.00%, 11/13/27 (Call 08/13/27)(a)	15,556	14,486,973
3.20%, 05/11/27 (Call 02/11/27)(a)	19,902	18,797,763
3.25%, 08/08/29 (Call 06/08/29)	11,201	10,297,503
3.35%, 02/09/27 (Call 11/09/26)(a)	24,008	22,873,440
3.35%, 08/08/32 (Call 05/08/32)(a)	16,722	15,054,318
3.45%, 02/09/45(a)	22,180	17,897,277

Security	Par (000)	Value

Computers (continued)
3.75%, 09/12/47 (Call 03/12/47)	$10,038	$8,343,542
3.75%, 11/13/47 (Call 05/13/47)(a)	13,564	11,272,794
3.85%, 05/04/43	30,538	26,255,537
3.85%, 08/04/46 (Call 02/04/46)	22,139	18,647,582
3.95%, 08/08/52 (Call 02/08/52)(a)	18,443	15,647,263
4.10%, 08/08/62 (Call 02/08/62)	11,942	10,055,655
4.25%, 02/09/47 (Call 08/09/46)(a)	12,094	11,013,353
4.38%, 05/13/45	20,679	18,974,041
4.45%, 05/06/44(a)	10,661	10,123,779
4.50%, 02/23/36 (Call 08/23/35)(a)	11,046	10,827,769
4.65%, 02/23/46 (Call 08/23/45)	42,633	40,532,626
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)(c)	8,442	5,583,940
3.45%, 12/15/51 (Call 06/15/51)(c)	11,104	6,763,669
4.90%, 10/01/26 (Call 08/01/26)(a)	18,905	18,484,617
5.25%, 02/01/28 (Call 01/01/28)	3,184	3,132,413
5.30%, 10/01/29 (Call 07/01/29)(a)	21,672	20,926,600
5.75%, 02/01/33 (Call 11/01/32)(a)	8,521	8,281,645
6.02%, 06/15/26 (Call 03/15/26)(a)	48,536	49,156,741
6.20%, 07/15/30 (Call 04/15/30)(a)	8,468	8,596,949
8.10%, 07/15/36 (Call 01/15/36)	8,101	9,086,161
8.35%, 07/15/46 (Call 01/15/46)	8,690	9,897,666
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)(a)	983	882,038
6.20%, 10/15/35 (Call 04/15/35)(a)	5,117	5,249,566
6.35%, 10/15/45 (Call 04/15/45)(a)	12,730	12,480,871
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	6,676	5,859,309
2.65%, 06/17/31 (Call 03/17/31)	12,848	10,094,469
3.00%, 06/17/27 (Call 04/17/27)(a)	12,444	11,304,829
3.40%, 06/17/30 (Call 03/17/30)(a)	5,659	4,831,461
4.00%, 04/15/29 (Call 02/15/29)(a)	10,327	9,384,349
4.20%, 04/15/32 (Call 01/15/32)	11,417	9,800,796
4.75%, 01/15/28 (Call 12/15/27)	8,570	8,248,950
5.50%, 01/15/33 (Call 10/15/32)(a)	12,439	11,718,735
6.00%, 09/15/41(a)	15,141	14,797,230
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	15,197	13,323,404
1.95%, 05/15/30 (Call 02/15/30)	15,203	12,246,971
2.95%, 05/15/50 (Call 11/15/49)(a)	8,667	5,629,823
3.30%, 05/15/26(a)	28,498	26,923,759
3.50%, 05/15/29	33,774	30,806,171
4.00%, 06/20/42(a)	13,840	11,280,556
4.15%, 07/27/27 (Call 06/27/27)(a)	9,904	9,573,630
4.15%, 05/15/39	22,140	18,743,895
4.25%, 05/15/49(a)	31,371	25,794,347
4.40%, 07/27/32 (Call 04/27/32)(a)	9,390	8,790,073
4.50%, 02/06/28 (Call 01/06/28)(a)	7,533	7,330,371
4.75%, 02/06/33 (Call 11/06/32)(a)	6,695	6,393,813
4.90%, 07/27/52 (Call 01/27/52)(a)	6,007	5,399,972
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	11,123	8,686,479
4.38%, 05/15/30 (Call 02/15/30)(a)	6,136	5,623,600

		1,006,866,223

Cosmetics & Personal Care — 0.5%
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	19,819	18,438,912
3.38%, 03/24/29 (Call 01/24/29)(a)	11,250	10,008,742
3.63%, 03/24/32 (Call 12/24/31)	25,348	22,144,373
4.00%, 03/24/52 (Call 09/24/51)	5,062	3,942,150

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
1.00%, 04/23/26(a)	$6,989	$6,224,635
1.20%, 10/29/30	23,070	18,183,873
1.90%, 02/01/27(a)	7,376	6,705,793
1.95%, 04/23/31(a)	10,112	8,432,396
2.30%, 02/01/32(a)	8,479	7,150,780
2.45%, 11/03/26	7,496	6,900,182
2.85%, 08/11/27(a)	9,099	8,471,954
3.00%, 03/25/30	16,302	14,758,729
4.05%, 01/26/33(a)	1,825	1,764,984
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)(a)	8,305	6,565,651
2.13%, 09/06/29 (Call 06/06/29)(a)	8,745	7,356,987
2.90%, 05/05/27 (Call 02/05/27)	6,689	6,207,593
3.50%, 03/22/28 (Call 12/22/27)(a)	11,699	10,972,941
5.90%, 11/15/32(a)	11,979	12,914,270

		177,144,945

Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)(a)	40,695	35,883,191
3.00%, 10/29/28 (Call 08/29/28)	41,184	35,083,797
3.30%, 01/30/32 (Call 10/30/31)	38,611	30,847,494
3.40%, 10/29/33 (Call 07/29/33)	18,098	14,043,791
3.65%, 07/21/27 (Call 04/21/27)	12,503	11,360,708
3.85%, 10/29/41 (Call 04/29/41)(a)	19,972	14,649,218
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	13,892	12,118,939
2.20%, 01/15/27 (Call 12/15/26)(a)	10,111	8,885,663
2.88%, 01/15/32 (Call 10/15/31)(a)	2,965	2,323,191
3.13%, 12/01/30 (Call 09/01/30)	8,304	6,819,308
3.75%, 06/01/26 (Call 04/01/26)(a)	10,833	10,172,109
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	4,993	4,069,290
4.75%, 06/09/27 (Call 05/09/27)(a)	7,429	7,074,226
7.10%, 11/15/27 (Call 10/15/27)(a)	5,516	5,725,748
8.00%, 11/01/31(a)	24,730	26,618,289
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	12,426	10,988,657
2.55%, 03/04/27 (Call 02/01/27)(a)	15,054	13,630,918
3.13%, 05/20/26 (Call 04/20/26)(a)	5,103	4,786,611
3.30%, 05/03/27 (Call 04/02/27)	17,689	16,490,331
4.05%, 05/03/29 (Call 03/03/29)(a)	5,848	5,548,576
4.05%, 12/03/42(a)	15,177	13,357,088
5.85%, 11/05/27 (Call 10/05/27)(a)	11,281	11,616,173
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	8,943	6,022,470
3.90%, 01/25/28 (Call 10/25/27)	10,583	9,855,849
4.35%, 04/15/30 (Call 01/15/30)	5,668	5,219,504
4.70%, 09/20/47 (Call 03/20/47)	8,834	7,494,813
4.85%, 03/29/29 (Call 12/29/28)(a)	12,361	11,905,319
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	7,710	7,184,298
3.75%, 07/28/26 (Call 06/28/26)(a)	12,610	11,838,220
3.75%, 03/09/27 (Call 02/09/27)(a)	13,689	12,808,503
3.80%, 01/31/28 (Call 12/31/27)(a)	12,610	11,687,885
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	3,574	3,151,170
1.15%, 05/13/26 (Call 04/13/26)	7,333	6,476,836
1.65%, 03/11/31 (Call 12/11/30)	11,281	8,791,282

Security	Par (000)	Value

Diversified Financial Services (continued)
1.95%, 12/01/31 (Call 09/01/31)	$11,962	$9,361,816
2.00%, 03/20/28 (Call 01/20/28)(a)	17,743	15,462,361
2.30%, 05/13/31 (Call 02/13/31)(a)	9,411	7,700,251
2.45%, 03/03/27 (Call 02/03/27)(a)	21,166	19,200,972
2.90%, 03/03/32 (Call 12/03/31)(a)	13,207	11,154,600
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	5,569	4,663,650
5.30%, 09/15/43 (Call 03/15/43)	8,446	8,610,298
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)(a)	7,927	7,513,196
6.70%, 11/29/32 (Call 08/29/32)(a)	4,165	4,302,499
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(a)	17,291	12,963,862
2.10%, 06/15/30 (Call 03/15/30)(a)	14,719	11,924,159
2.65%, 09/15/40 (Call 03/15/40)(a)	11,777	8,251,289
3.00%, 06/15/50 (Call 12/15/49)(a)	13,710	9,257,717
3.00%, 09/15/60 (Call 03/15/60)(a)	15,928	10,055,348
4.00%, 09/15/27 (Call 08/15/27)(a)	15,879	15,415,671
4.25%, 09/21/48 (Call 03/21/48)	14,562	12,518,995
4.35%, 06/15/29 (Call 04/15/29)(a)	14,716	14,271,365
4.60%, 03/15/33 (Call 12/15/32)(a)	17,033	16,216,852
4.95%, 06/15/52 (Call 12/15/51)(a)	16,854	15,898,559
5.20%, 06/15/62 (Call 01/15/62)	9,390	9,166,119
Jefferies Financial Group Inc.
4.15%, 01/23/30(a)	12,088	10,924,881
4.85%, 01/15/27(a)	8,064	7,916,258
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)(a)	7,432	5,805,554
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	10,049	8,112,312
2.95%, 11/21/26 (Call 08/21/26)(a)	5,015	4,688,919
2.95%, 06/01/29 (Call 03/01/29)	10,908	9,816,898
3.30%, 03/26/27 (Call 01/26/27)(a)	7,737	7,313,956
3.35%, 03/26/30 (Call 12/26/29)(a)	16,461	15,070,925
3.65%, 06/01/49 (Call 12/01/48)	7,263	5,926,272
3.85%, 03/26/50 (Call 09/26/49)(a)	11,759	9,876,385
Nomura Holdings Inc.
1.65%, 07/14/26(a)	13,287	11,573,613
2.17%, 07/14/28	11,903	9,913,863
2.33%, 01/22/27(a)	11,989	10,602,747
2.61%, 07/14/31	13,417	10,516,234
2.68%, 07/16/30	11,844	9,600,632
3.00%, 01/22/32	8,668	6,928,495
3.10%, 01/16/30(a)	17,206	14,574,033
6.18%, 01/18/33(a)	5,100	5,159,277
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	7,664	5,736,805
4.95%, 07/15/46(a)	8,537	7,777,245
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	8,643	6,496,850
3.95%, 12/01/27 (Call 09/01/27)(a)	8,812	8,028,752
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	10,541	8,075,466
1.90%, 04/15/27 (Call 02/15/27)(a)	16,298	14,626,841
2.00%, 08/15/50 (Call 02/15/50)(a)	17,696	10,412,449
2.05%, 04/15/30 (Call 01/15/30)	16,020	13,529,829
2.70%, 04/15/40 (Call 10/15/39)	8,739	6,544,033
2.75%, 09/15/27 (Call 06/15/27)(a)	9,208	8,511,395
3.65%, 09/15/47 (Call 03/15/47)(a)	9,095	7,521,097
4.15%, 12/14/35 (Call 06/14/35)(a)	14,479	13,609,126

38	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.30%, 12/14/45 (Call 06/14/45)	$36,705	$33,121,920

		936,752,106

Electric — 3.1%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)(a)	18,312	14,542,814
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	6,044	5,304,463
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)(a)	11,488	10,433,065
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)(a)	15,469	10,041,047
3.70%, 07/15/30 (Call 04/15/30)	9,519	8,740,207
3.80%, 07/15/48 (Call 01/15/48)	8,867	6,828,974
4.25%, 10/15/50 (Call 04/15/50)(a)	9,333	7,681,318
4.45%, 01/15/49 (Call 07/15/48)	10,885	9,360,007
4.50%, 02/01/45 (Call 08/01/44)	7,739	6,694,386
4.60%, 05/01/53 (Call 11/01/52)(a)	11,968	10,444,575
5.15%, 11/15/43 (Call 05/15/43)(a)	7,897	7,459,255
6.13%, 04/01/36(a)	21,760	23,100,192
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	6,106	4,996,718
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	2,903	2,419,633
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	9,696	7,932,533
3.60%, 06/15/61 (Call 12/15/60)(a)	11,125	7,966,492
4.45%, 03/15/44 (Call 09/15/43)	4,889	4,151,898
4.63%, 12/01/54 (Call 06/01/54)	2,020	1,724,326
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	10,474	8,257,242
Constellation Energy Generation LLC
5.60%, 03/01/28 (Call 02/01/28)	5,285	5,317,779
5.60%, 06/15/42 (Call 12/15/41)(a)	10,781	10,358,950
6.25%, 10/01/39(a)	10,533	10,844,522
Dominion Energy Inc.
5.38%, 11/15/32 (Call 08/15/32)	6,977	6,828,301
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	16,485	13,022,225
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	12,369	10,817,090
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	9,711	6,845,391
4.95%, 01/15/33 (Call 10/15/32)	6,102	5,993,558
5.30%, 02/15/40(a)	9,125	8,910,804
5.35%, 01/15/53 (Call 07/15/52)	7,775	7,650,217
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	10,717	8,801,050
2.55%, 06/15/31 (Call 03/15/31)	12,842	10,352,920
2.65%, 09/01/26 (Call 06/01/26)	14,626	13,360,127
3.15%, 08/15/27 (Call 05/15/27)	6,161	5,666,386
3.30%, 06/15/41 (Call 12/15/40)	6,043	4,364,611
3.50%, 06/15/51 (Call 12/15/50)(a)	7,525	5,248,651
3.75%, 09/01/46 (Call 03/01/46)	16,179	11,913,251
4.30%, 03/15/28 (Call 02/15/28)(a)	8,004	7,639,890
4.50%, 08/15/32 (Call 05/15/32)(a)	13,383	12,376,898
5.00%, 08/15/52 (Call 02/15/52)(a)	12,029	10,637,786
Duke Energy Florida LLC, 6.40%, 06/15/38	10,512	11,529,820
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)(a)	5,383	5,048,630
4.75%, 06/15/46 (Call 12/15/45)	10,172	7,983,729
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	4,998	4,596,284
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	3,443	2,860,324
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	7,302	6,257,101
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	2,784	2,626,673

Security	Par (000)	Value

Electric (continued)
4.05%, 04/15/30 (Call 01/15/30)	$12,881	$11,811,279
4.45%, 04/15/46 (Call 10/15/45)	5,728	4,775,719
4.70%, 04/15/50 (Call 10/15/49)	6,884	5,954,015
5.15%, 03/15/28 (Call 02/15/28)	4,085	4,047,060
5.30%, 03/15/33 (Call 12/15/32)(a)	8,665	8,554,459
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)(a)	18,467	15,168,147
2.88%, 12/04/51 (Call 06/04/51)(a)	10,613	7,059,468
3.15%, 10/01/49 (Call 04/01/49)	7,416	5,246,400
3.95%, 03/01/48 (Call 09/01/47)(a)	8,061	6,563,325
5.05%, 04/01/28 (Call 03/01/28)	4,060	4,054,722
5.10%, 04/01/33 (Call 01/03/33)	7,640	7,627,623
5.30%, 04/01/53 (Call 10/01/52)	5,060	5,034,801
Georgia Power Co.
4.30%, 03/15/42(a)	15,993	13,426,138
5.13%, 05/15/52 (Call 11/15/51)(a)	6,663	6,199,786
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	5,776	3,898,239
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	10,080	9,329,220
4.25%, 07/15/49 (Call 01/15/49)	10,583	9,137,580
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	8,346	7,361,436
1.90%, 06/15/28 (Call 04/15/28)	21,359	18,056,595
2.25%, 06/01/30 (Call 03/01/30)	22,414	18,126,641
2.44%, 01/15/32 (Call 10/15/31)(a)	12,212	9,645,586
2.75%, 11/01/29 (Call 08/01/29)	4,918	4,189,434
3.55%, 05/01/27 (Call 02/01/27)(a)	14,404	13,472,970
4.63%, 07/15/27 (Call 06/15/27)	12,319	11,971,091
4.90%, 02/28/28 (Call 01/28/28)	12,670	12,399,892
5.00%, 07/15/32 (Call 04/15/32)(a)	11,077	10,653,262
5.05%, 02/28/33 (Call 11/28/32)	12,407	11,990,728
5.25%, 02/28/53 (Call 08/28/52)	13,407	12,629,976
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	9,009	7,669,242
2.50%, 02/01/31 (Call 11/01/30)(a)	20,572	16,011,556
3.00%, 06/15/28 (Call 04/15/28)(a)	7,908	6,902,189
3.15%, 01/01/26	12,427	11,538,000
3.25%, 06/01/31 (Call 03/01/31)(a)	8,623	7,030,484
3.30%, 12/01/27 (Call 09/01/27)(a)	11,786	10,523,221
3.30%, 08/01/40 (Call 02/01/40)(a)	13,079	8,854,592
3.50%, 08/01/50 (Call 02/01/50)(a)	21,403	13,460,276
3.75%, 07/01/28(a)	8,667	7,777,749
3.95%, 12/01/47 (Call 06/01/47)	11,880	8,137,659
4.50%, 07/01/40 (Call 01/01/40)	22,865	17,871,100
4.55%, 07/01/30 (Call 01/01/30)(a)	36,288	32,772,366
4.95%, 07/01/50 (Call 01/01/50)(a)	34,009	26,776,095
6.15%, 01/15/33 (Call 10/15/32)	3,436	3,390,765
6.75%, 01/15/53 (Call 07/15/52)	4,298	4,256,120
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	10,916	7,179,871
5.35%, 12/01/53 (Call 06/01/53)	12,371	12,169,009
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	9,428	7,463,805
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)(a)	5,003	3,995,672
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	8,909	7,016,944
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	8,627	5,699,292
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	8,501	7,840,124

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.40%, 02/01/28 (Call 10/01/27)	$10,169	$9,304,952
3.80%, 02/01/38 (Call 08/01/37)(a)	11,798	9,651,513
4.00%, 02/01/48 (Call 08/01/47)	7,561	5,842,482
6.00%, 10/15/39	8,623	8,768,053
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)(a)	12,495	9,143,268
4.00%, 04/01/47 (Call 10/01/46)(a)	20,555	16,051,451
4.65%, 10/01/43 (Call 04/01/43)	8,758	7,573,709
5.30%, 03/01/28 (Call 02/01/28)	1,105	1,102,459
5.85%, 11/01/27 (Call 10/01/27)	6,646	6,805,287
5.95%, 11/01/32 (Call 08/01/32)(a)	5,994	6,236,086
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	6,423	4,117,590
Series C, 4.13%, 03/01/48 (Call 09/01/47)	14,604	11,563,570
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)(a)	15,649	14,574,346
4.40%, 07/01/46 (Call 01/01/46)(a)	21,714	17,793,049
Series A, 3.70%, 04/30/30 (Call 01/30/30)	8,527	7,681,424
Series B, 4.00%, 01/15/51 (Call 01/15/26), (5 year CMT + 3.733%)(a)(b)	13,346	12,494,892
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	5,366	3,178,883
2.95%, 11/15/51 (Call 05/15/51)	7,126	4,681,079
Series A, 3.50%, 03/15/27 (Call 12/15/26)	5,670	5,337,913

		1,030,555,842

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	5,169	4,463,164
2.00%, 12/21/28 (Call 10/21/28)(a)	10,627	9,061,742
2.20%, 12/21/31 (Call 09/21/31)(a)	10,815	8,664,912
2.80%, 12/21/51 (Call 06/21/51)	5,152	3,301,287

		25,491,105

Electronics — 0.2%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	6,958	5,537,753
2.80%, 02/15/30 (Call 11/15/29)	10,410	8,962,536
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	8,025	6,953,888
1.75%, 09/01/31 (Call 06/01/31)(a)	19,768	15,627,596
1.95%, 06/01/30 (Call 03/01/30)	8,169	6,745,366
2.50%, 11/01/26 (Call 08/01/26)(a)	12,688	11,719,847
2.70%, 08/15/29 (Call 05/15/29)(a)	9,586	8,405,465
2.80%, 06/01/50 (Call 12/01/49)(a)	2,362	1,695,539
5.00%, 02/15/33 (Call 11/15/32)(a)	14,069	14,230,206

		79,878,196

Entertainment — 0.6%
Magallanes Inc.
3.76%, 03/15/27 (Call 02/15/27)(a)(c)	39,257	35,995,226
4.05%, 03/15/29 (Call 01/15/29)(a)(c)	12,588	11,238,924
4.28%, 03/15/32 (Call 12/15/31)(a)(c)	52,544	45,280,606
5.05%, 03/15/42 (Call 09/15/41)(c)	48,027	38,852,215
5.14%, 03/15/52 (Call 09/15/51)(a)(c)	74,870	58,672,130
5.39%, 03/15/62 (Call 09/15/61)(c)	28,886	22,410,831

		212,449,932

Environmental Control — 0.2%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	9,161	7,027,574
3.95%, 05/15/28 (Call 02/15/28)	9,035	8,553,199

Security	Par (000)	Value

Environmental Control (continued)
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	$3,973	$2,605,980
4.20%, 01/15/33 (Call 10/15/32)(a)	8,685	8,017,570
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	12,369	9,524,291
3.15%, 11/15/27 (Call 08/15/27)(a)	6,766	6,250,517
4.15%, 04/15/32 (Call 01/15/32)(a)	11,171	10,451,795
4.63%, 02/15/30 (Call 12/15/29)	10,250	9,949,839

		62,380,765

Food — 1.0%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)(a)	10,401	9,929,150
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	14,661	12,201,498
4.85%, 11/01/28 (Call 08/01/28)	13,739	13,305,157
5.30%, 11/01/38 (Call 05/01/38)	9,262	8,615,887
5.40%, 11/01/48 (Call 05/01/48)(a)	7,122	6,474,944
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	7,361	6,360,480
3.20%, 02/10/27 (Call 11/10/26)(a)	4,120	3,887,443
4.20%, 04/17/28 (Call 01/17/28)(a)	11,442	10,976,694
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	2,729	2,338,017
1.80%, 06/11/30 (Call 03/11/30)(a)	11,580	9,407,189
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(a)(c)	2,671	2,321,339
3.63%, 01/15/32 (Call 01/15/27)(a)(c)	7,969	6,383,860
Kellogg Co., 3.25%, 04/01/26	1,248	1,177,792
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	17,852	16,606,466
3.88%, 05/15/27 (Call 02/15/27)(a)	6,314	6,000,194
4.38%, 06/01/46 (Call 12/01/45)	29,044	23,804,027
4.88%, 10/01/49 (Call 04/01/49)(a)	16,328	14,366,117
5.00%, 06/04/42	20,272	18,356,203
5.20%, 07/15/45 (Call 01/15/45)	21,100	19,469,603
5.50%, 06/01/50 (Call 12/01/49)(a)	9,713	9,326,727
6.88%, 01/26/39	10,708	11,636,381
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	6,977	6,428,411
3.95%, 01/15/50 (Call 07/15/49)(a)	5,330	4,125,538
4.45%, 02/01/47 (Call 08/01/46)(a)	8,178	6,818,781
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	5,232	4,854,827
Mondelez International Inc.
2.63%, 03/17/27 (Call 01/17/27)(a)	6,947	6,339,569
2.63%, 09/04/50 (Call 03/04/50)(a)	5,371	3,378,215
2.75%, 04/13/30 (Call 01/13/30)(a)	6,619	5,687,312
3.00%, 03/17/32 (Call 12/17/31)	8,934	7,546,107
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	6,333	4,153,321
3.25%, 07/15/27 (Call 04/15/27)(a)	6,383	5,896,599
3.30%, 07/15/26 (Call 04/15/26)(a)	7,500	7,048,096
5.95%, 04/01/30 (Call 01/01/30)(a)	10,241	10,613,229
6.60%, 04/01/50 (Call 10/01/49)	11,979	13,105,299
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	15,461	14,461,347
4.00%, 03/01/26 (Call 01/01/26)(a)	2,293	2,211,915
4.35%, 03/01/29 (Call 12/01/28)	10,958	10,398,952
4.55%, 06/02/47 (Call 12/02/46)	3,940	3,273,554

40	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.10%, 09/28/48 (Call 03/28/48)(a)	$14,965	$13,506,697

		342,792,937

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	7,337	6,114,952
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)(a)	12,465	9,499,683
2.95%, 09/01/29 (Call 06/01/29)	10,819	9,329,967
3.49%, 05/15/27 (Call 02/15/27)(a)	12,495	11,663,896
3.60%, 05/01/30 (Call 02/01/30)(a)	10,922	9,717,452
3.95%, 03/30/48 (Call 09/30/47)	8,077	6,288,151
4.38%, 05/15/47 (Call 11/15/46)(a)	10,504	8,743,751
4.80%, 02/15/44 (Call 08/15/43)	6,951	6,177,031

		67,534,883

Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)	8,890	8,690,864
6.30%, 02/15/30 (Call 12/15/29)(c)	13,288	13,045,317
6.40%, 04/15/33 (Call 01/15/33)(a)(c)	17,198	16,887,327
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	9,872	8,010,977
2.75%, 11/15/50 (Call 05/15/50)(a)	3,508	2,099,009

		48,733,494

Health Care - Products — 0.9%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)(a)	13,799	13,336,342
4.75%, 11/30/36 (Call 05/30/36)(a)	19,286	19,161,794
4.90%, 11/30/46 (Call 05/30/46)	30,074	29,552,908
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)(a)	15,976	13,919,638
2.27%, 12/01/28 (Call 10/01/28)(a)	12,918	10,805,198
2.54%, 02/01/32 (Call 11/01/31)(a)	14,927	11,543,579
2.60%, 08/15/26 (Call 05/15/26)	5,382	4,888,821
3.13%, 12/01/51 (Call 06/01/51)(a)	2,391	1,448,601
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)(a)	12,751	10,890,953
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	9,454	6,017,668
2.80%, 12/10/51 (Call 06/10/51)(a)	10,016	6,597,869
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	8,773	7,572,862
3.25%, 11/15/39 (Call 05/15/39)(a)	9,940	7,908,360
3.40%, 11/15/49 (Call 05/15/49)	8,257	6,220,125
GE Healthcare Holding LLC
5.65%, 11/15/27 (Call 10/15/27)(c)	14,762	14,955,131
5.86%, 03/15/30 (Call 01/15/30)(c)	13,214	13,507,741
5.91%, 11/22/32 (Call 08/22/32)(a)(c)	15,205	15,711,036
6.38%, 11/22/52 (Call 05/22/52)(c)	9,353	10,058,364
Medtronic Inc.
4.38%, 03/15/35(a)	26,173	24,806,628
4.63%, 03/15/45(a)	15,351	14,313,180
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	12,385	10,699,683
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	9,672	7,865,905
3.50%, 03/15/26 (Call 12/15/25)	2,664	2,543,739
4.63%, 03/15/46 (Call 09/15/45)	4,404	3,889,848
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	19,781	15,782,067
2.60%, 10/01/29 (Call 07/01/29)(a)	9,730	8,415,394
2.80%, 10/15/41 (Call 04/15/41)	9,189	6,628,278

Security	Par (000)	Value

Health Care - Products (continued)
4.10%, 08/15/47 (Call 02/15/47)(a)	$5,082	$4,439,139
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	8,310	6,733,889

		310,214,740

Health Care - Services — 3.1%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	8,714	6,542,151
6.63%, 06/15/36(a)	10,015	10,730,420
Ascension Health
3.95%, 11/15/46(a)	6,796	5,774,894
Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	9,765	8,412,562
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(a)	23,061	19,377,928
2.50%, 03/01/31 (Call 12/01/30)	26,850	20,959,561
2.63%, 08/01/31 (Call 05/01/31)	14,853	11,576,447
3.00%, 10/15/30 (Call 07/15/30)(a)	23,494	19,213,628
3.38%, 02/15/30 (Call 02/15/25)(a)	21,743	18,554,896
4.25%, 12/15/27 (Call 12/15/23)(a)	26,599	24,589,446
4.63%, 12/15/29 (Call 12/15/24)(a)	36,457	33,393,784
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	6,324	5,502,676
4.19%, 10/01/49 (Call 04/01/49)	2,680	2,130,931
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	954	852,897
2.25%, 05/15/30 (Call 02/15/30)	9,811	8,084,489
2.55%, 03/15/31 (Call 12/15/30)	9,000	7,461,751
2.88%, 09/15/29 (Call 06/15/29)	7,623	6,637,175
3.13%, 05/15/50 (Call 11/15/49)	10,453	7,167,740
3.60%, 03/15/51 (Call 09/15/50)	14,478	10,721,865
3.65%, 12/01/27 (Call 09/01/27)(a)	16,730	15,686,557
3.70%, 09/15/49 (Call 03/15/49)	9,047	6,805,333
4.10%, 03/01/28 (Call 12/01/27)	11,967	11,417,469
4.38%, 12/01/47 (Call 06/01/47)(a)	13,059	11,064,678
4.55%, 03/01/48 (Call 09/01/47)	9,149	7,926,200
4.63%, 05/15/42	11,117	10,020,984
4.65%, 01/15/43(a)	12,595	11,271,006
4.65%, 08/15/44 (Call 02/15/44)(a)	8,757	7,712,069
4.75%, 02/15/33 (Call 11/15/32)	10,510	10,087,056
5.13%, 02/15/53 (Call 08/15/52)	12,970	12,242,520
6.10%, 10/15/52 (Call 04/15/52)(a)	7,932	8,471,255
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	10,614	8,261,700
3.13%, 03/15/27 (Call 02/15/27)(c)	8,246	7,503,096
3.50%, 09/01/30 (Call 03/01/30)(a)	30,709	26,362,946
3.50%, 07/15/51 (Call 01/15/51)	13,843	8,979,348
3.63%, 03/15/32 (Call 12/15/31)(a)(c)	21,876	18,492,789
4.13%, 06/15/29 (Call 03/15/29)(a)	21,279	19,372,295
4.50%, 02/15/27 (Call 08/15/26)	15,817	15,165,204
4.63%, 03/15/52 (Call 09/15/51)(a)(c)	18,849	14,763,453
5.13%, 06/15/39 (Call 12/15/38)(a)	9,244	8,210,661
5.25%, 06/15/26 (Call 12/15/25)	11,409	11,232,830
5.25%, 06/15/49 (Call 12/15/48)	20,372	17,561,200
5.38%, 09/01/26 (Call 03/01/26)	9,786	9,643,795
5.50%, 06/15/47 (Call 12/15/46)	17,301	15,501,696
5.63%, 09/01/28 (Call 03/01/28)(a)	16,847	16,653,226
5.88%, 02/01/29 (Call 08/01/28)(a)	11,607	11,614,045
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	5,149	4,434,066
2.15%, 02/03/32 (Call 11/03/31)	8,116	6,260,225
3.70%, 03/23/29 (Call 02/23/29)	6,850	6,221,673

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.95%, 10/01/44 (Call 04/01/44)	$4,770	$4,283,405
5.88%, 03/01/33 (Call 12/01/32)	7,284	7,479,789
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)(a)	12,070	10,573,846
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	6,574	4,868,238
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	13,579	9,989,480
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	11,406	7,885,756
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	6,983	5,949,325
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)(a)	9,140	7,882,861
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	8,123	7,209,595
2.00%, 05/15/30	14,066	11,524,593
2.30%, 05/15/31 (Call 02/15/31)(a)	17,443	14,365,859
2.75%, 05/15/40 (Call 11/15/39)	13,903	10,026,125
2.88%, 08/15/29(a)	10,181	8,960,117
2.90%, 05/15/50 (Call 11/15/49)(a)	16,421	11,054,637
2.95%, 10/15/27(a)	11,549	10,606,286
3.05%, 05/15/41 (Call 11/15/40)	17,373	13,046,932
3.10%, 03/15/26(a)	3,393	3,215,028
3.13%, 05/15/60 (Call 11/15/59)(a)	10,744	7,242,925
3.25%, 05/15/51 (Call 11/15/50)(a)	19,775	14,100,479
3.45%, 01/15/27	9,274	8,789,435
3.50%, 08/15/39 (Call 02/15/39)(a)	14,445	11,756,066
3.70%, 08/15/49 (Call 02/15/49)	13,446	10,500,078
3.75%, 10/15/47 (Call 04/15/47)	11,697	9,301,613
3.85%, 06/15/28(a)	12,021	11,398,989
3.88%, 12/15/28(a)	8,326	7,863,945
3.88%, 08/15/59 (Call 02/15/59)	13,268	10,328,025
4.00%, 05/15/29 (Call 03/15/29)(a)	7,255	6,867,501
4.20%, 05/15/32 (Call 02/15/32)(a)	15,507	14,583,650
4.20%, 01/15/47 (Call 07/15/46)(a)	9,405	8,103,863
4.25%, 03/15/43 (Call 09/15/42)(a)	9,039	7,899,987
4.25%, 06/15/48 (Call 12/15/47)(a)	13,837	11,937,039
4.45%, 12/15/48 (Call 06/15/48)	13,019	11,546,663
4.63%, 07/15/35	2,064	1,976,826
4.75%, 07/15/45(a)	22,754	21,351,871
4.75%, 05/15/52 (Call 11/15/51)(a)	20,961	19,181,218
4.95%, 05/15/62 (Call 11/15/61)(a)	9,769	9,168,168
5.25%, 02/15/28 (Call 01/15/28)(a)	9,290	9,409,556
5.30%, 02/15/30 (Call 12/15/29)(a)	13,019	13,197,648
5.35%, 02/15/33 (Call 11/15/32)	20,988	21,436,073
5.80%, 03/15/36(a)	10,502	10,983,736
5.88%, 02/15/53 (Call 08/15/52)	19,720	21,140,940
6.05%, 02/15/63 (Call 08/15/62)(a)	15,455	16,872,727
6.88%, 02/15/38	13,374	15,461,814
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(a)	7,813	6,372,954

		1,034,320,277

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	10,465	9,023,534
2.88%, 06/15/28 (Call 04/15/28)	15,503	12,726,839
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)(a)	9,327	7,935,117
3.25%, 03/15/27 (Call 02/15/27)	12,280	10,578,465
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)(a)	9,281	7,611,162

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	$10,065	$8,065,414
3.40%, 07/15/26 (Call 06/15/26)	13,284	11,822,108

		67,762,639

Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	8,974	8,606,368

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)(a)	8,664	7,766,398

Insurance — 1.7%
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	3,653	3,504,320
4.38%, 06/30/50 (Call 12/30/49)(a)	11,310	9,464,472
4.75%, 04/01/48 (Call 10/01/47)	11,313	10,043,414
4.80%, 07/10/45 (Call 01/10/45)	8,050	7,172,790
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)(a)	8,471	7,230,602
3.75%, 05/02/29 (Call 02/02/29)	3,488	3,194,193
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52 (Call 08/28/51)	10,936	8,402,047
5.35%, 02/28/33 (Call 11/28/32)	4,890	4,882,980
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	3,353	2,393,355
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	8,735	8,159,512
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	6,961	5,523,705
2.30%, 03/15/27 (Call 02/15/27)(a)	5,135	4,763,392
2.50%, 01/15/51 (Call 07/15/50)(a)	11,674	7,290,029
2.85%, 10/15/50 (Call 04/15/50)	18,828	12,714,725
2.88%, 03/15/32 (Call 12/15/31)(a)	8,690	7,471,264
3.85%, 03/15/52 (Call 09/15/51)(a)	28,584	22,990,949
4.20%, 08/15/48 (Call 02/15/48)(a)	23,329	20,473,829
4.25%, 01/15/49 (Call 07/15/48)(a)	22,451	19,881,086
5.75%, 01/15/40(a)	10,066	10,798,460
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)(a)	15,106	14,430,210
4.50%, 02/11/43(a)	11,838	10,952,657
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	4,162	3,878,389
4.70%, 06/22/47 (Call 12/22/46)(a)	5,927	4,577,262
Chubb Corp. (The), 6.00%, 05/11/37(a)	10,072	10,806,511
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	7,805	6,067,097
3.05%, 12/15/61 (Call 06/15/61)	7,962	5,191,252
3.35%, 05/03/26 (Call 02/03/26)(a)	10,201	9,714,442
4.35%, 11/03/45 (Call 05/03/45)(a)	9,684	8,649,050
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)(a)(c)	10,250	9,558,686
3.85%, 04/05/29 (Call 02/05/29)(c)	8,169	7,372,571
3.90%, 04/05/32 (Call 01/05/32)(c)	14,345	12,545,559
4.40%, 04/05/52 (Call 10/05/51)(c)	10,542	8,382,848
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	14,132	13,412,102
5.00%, 04/20/48 (Call 10/20/47)(a)	14,236	12,533,317
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	6,702	4,330,609
3.50%, 10/15/50 (Call 04/15/50)(a)	8,680	6,107,094

42	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)(a)(c)	$4,569	$4,330,622
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	3,820	2,846,266
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)(a)	7,823	7,020,913
4.15%, 03/04/26(a)	1,714	1,669,131
5.38%, 03/04/46(a)	5,384	5,360,224
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	8,044	6,516,746
4.38%, 03/15/29 (Call 12/15/28)	12,660	12,052,131
4.90%, 03/15/49 (Call 09/15/48)(a)	8,888	8,191,199
MetLife Inc.
4.05%, 03/01/45	9,300	7,773,560
4.13%, 08/13/42(a)	10,328	8,820,643
4.55%, 03/23/30 (Call 12/23/29)(a)	7,337	7,210,410
4.60%, 05/13/46 (Call 11/13/45)(a)	4,508	4,027,305
4.88%, 11/13/43	9,639	9,006,602
5.00%, 07/15/52 (Call 01/15/52)(a)	10,040	9,580,941
5.25%, 01/15/54 (Call 07/15/53)	16,246	15,774,583
5.70%, 06/15/35(a)	11,788	12,357,573
5.88%, 02/06/41(a)	7,846	8,137,775
6.38%, 06/15/34(a)	10,861	12,110,114
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	3,751	3,199,405
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	14,740	11,193,076
3.91%, 12/07/47 (Call 06/07/47)	9,206	7,267,424
3.94%, 12/07/49 (Call 06/07/49)	11,099	8,773,690
4.35%, 02/25/50 (Call 08/25/49)	10,642	8,974,149
4.60%, 05/15/44(a)	5,349	4,839,636
5.70%, 12/14/36(a)	11,684	12,166,096
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	6,431	4,466,342
5.35%, 11/01/40(a)	7,541	7,633,453
6.25%, 06/15/37(a)	12,406	13,736,259
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)(a)	5,297	5,117,651

		555,018,699

Internet — 2.2%
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	8,189	6,987,461
1.10%, 08/15/30 (Call 05/15/30)(a)	26,767	21,061,298
1.90%, 08/15/40 (Call 02/15/40)(a)	7,791	5,175,137
2.00%, 08/15/26 (Call 05/15/26)(a)	17,558	16,069,134
2.05%, 08/15/50 (Call 02/15/50)(a)	20,816	12,537,408
2.25%, 08/15/60 (Call 02/15/60)(a)	21,782	12,562,344
Amazon.com Inc.
1.00%, 05/12/26 (Call 04/12/26)	29,489	26,098,538
1.20%, 06/03/27 (Call 04/03/27)	12,465	10,757,857
1.50%, 06/03/30 (Call 03/03/30)	24,795	19,903,661
1.65%, 05/12/28 (Call 03/12/28)	24,798	21,276,076
2.10%, 05/12/31 (Call 02/12/31)	36,389	29,896,613
2.50%, 06/03/50 (Call 12/03/49)(a)	27,095	17,334,311
2.70%, 06/03/60 (Call 12/03/59)	21,019	12,787,195
2.88%, 05/12/41 (Call 11/12/40)(a)	24,077	17,921,893
3.10%, 05/12/51 (Call 11/12/50)(a)	33,419	23,848,704
3.15%, 08/22/27 (Call 05/22/27)(a)	38,539	35,996,887
3.25%, 05/12/61 (Call 11/12/60)	18,176	12,534,317
3.30%, 04/13/27 (Call 03/13/27)	22,121	20,886,816

Security	Par (000)	Value

Internet (continued)
3.45%, 04/13/29 (Call 02/13/29)	$16,508	$15,320,753
3.60%, 04/13/32 (Call 01/13/32)(a)	30,123	27,534,940
3.88%, 08/22/37 (Call 02/22/37)(a)	27,816	24,584,273
3.95%, 04/13/52 (Call 10/13/51)(a)	27,153	22,735,329
4.05%, 08/22/47 (Call 02/22/47)(a)	38,387	33,086,769
4.10%, 04/13/62 (Call 10/13/61)(a)	12,685	10,456,547
4.25%, 08/22/57 (Call 02/22/57)(a)	23,477	20,220,855
4.55%, 12/01/27 (Call 11/01/27)	2,255	2,228,268
4.65%, 12/01/29 (Call 10/01/29)	13,115	12,933,028
4.70%, 12/01/32 (Call 09/01/32)(a)	18,336	18,125,428
4.80%, 12/05/34 (Call 06/05/34)(a)	13,949	13,849,143
4.95%, 12/05/44 (Call 06/05/44)(a)	16,264	15,938,600
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	4,094	3,897,579
4.63%, 04/13/30 (Call 01/13/30)(a)	13,344	12,940,204
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	2,334	2,067,137
2.60%, 05/10/31 (Call 02/10/31)(a)	5,881	4,827,516
2.70%, 03/11/30 (Call 12/11/29)(a)	9,463	8,032,285
3.60%, 06/05/27 (Call 03/05/27)(a)	9,256	8,726,621
3.65%, 05/10/51 (Call 11/10/50)	2,638	1,889,016
4.00%, 07/15/42 (Call 01/15/42)(a)	11,001	8,681,475
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(a)	14,563	12,270,195
3.80%, 02/15/28 (Call 11/15/27)(a)	8,619	7,919,825
4.63%, 08/01/27 (Call 05/01/27)	5,495	5,240,784
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	24,056	22,592,977
3.85%, 08/15/32 (Call 05/15/32)	30,566	27,695,883
4.45%, 08/15/52 (Call 02/15/52)	27,099	22,306,802
4.65%, 08/15/62 (Call 02/15/62)	9,924	8,227,527
Netflix Inc.
4.38%, 11/15/26(a)	5,706	5,504,122
4.88%, 04/15/28	13,506	13,076,779
5.88%, 11/15/28(a)	14,030	14,205,375
6.38%, 05/15/29(a)	3,629	3,768,971

		734,520,656

Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)(a)	12,406	12,716,398
6.80%, 11/29/32 (Call 08/29/32)	10,871	10,992,864

		23,709,262

Lodging — 0.2%
Marriott International Inc./MD
5.00%, 10/15/27 (Call 09/15/27)(a)	7,170	7,085,082
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	10,107	9,524,589
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	9,983	8,448,656
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	12,858	10,596,346
Series R, 3.13%, 06/15/26 (Call 03/15/26)	5,085	4,745,775
Sands China Ltd., 5.90%, 08/08/28 (Call 05/08/28)(a)	17,439	16,549,088

		56,949,536

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	1,312	1,164,526
1.10%, 09/14/27(a)	9,480	8,107,168
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	9,568	8,328,349
3.25%, 09/19/49 (Call 03/19/49)(a)	9,732	7,384,005
3.25%, 04/09/50 (Call 10/09/49)(a)	8,402	6,400,412

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.80%, 08/15/42(a)	$23,186	$19,737,537
5.20%, 05/27/41	9,407	9,592,203
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	4,598	3,898,487
3.90%, 06/09/42 (Call 12/09/41)(a)	16,087	14,189,543
John Deere Capital Corp.
4.15%, 09/15/27(a)	13,386	13,016,083
4.75%, 01/20/28(a)	4,434	4,415,400
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	15,773	13,285,935
3.11%, 02/15/40 (Call 08/15/39)	2,647	1,970,108
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	4,374	4,042,044
4.95%, 09/15/28 (Call 06/15/28)(a)	13,515	13,046,615

		128,578,415

Manufacturing — 0.5%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	11,577	9,708,273
2.88%, 10/15/27 (Call 07/15/27)(a)	7,392	6,723,582
3.25%, 08/26/49 (Call 02/26/49)(a)	10,266	7,070,004
3.38%, 03/01/29 (Call 12/01/28)(a)	9,750	8,802,910
4.00%, 09/14/48 (Call 03/14/48)(a)	10,336	8,220,921
Eaton Corp.
4.15%, 03/15/33 (Call 12/15/32)(a)	13,722	12,625,125
4.15%, 11/02/42	6,155	5,235,658
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	10,057	9,271,676
General Electric Co.
5.88%, 01/14/38(a)	12,978	13,384,773
6.75%, 03/15/32(a)	6,735	7,465,012
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	8,440	7,827,855
3.90%, 09/01/42 (Call 03/01/42)(a)	11,300	9,705,848
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)(a)	11,739	10,446,061
4.00%, 06/14/49 (Call 12/14/48)	4,899	3,921,017
4.25%, 09/15/27 (Call 08/15/27)	10,058	9,618,823
4.50%, 09/15/29 (Call 07/15/29)	9,531	9,103,986
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	11,923	9,752,765

		148,884,289

Media — 4.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	12,845	10,309,496
2.30%, 02/01/32 (Call 11/01/31)	11,991	8,821,767
2.80%, 04/01/31 (Call 01/01/31)	16,791	13,148,790
3.50%, 06/01/41 (Call 12/01/40)(a)	17,016	11,111,933
3.50%, 03/01/42 (Call 09/01/41)	13,928	8,982,936
3.70%, 04/01/51 (Call 10/01/50)(a)	22,164	13,538,361
3.75%, 02/15/28 (Call 11/15/27)(a)	11,115	10,016,606
3.85%, 04/01/61 (Call 10/01/60)(a)	19,555	11,472,273
3.90%, 06/01/52 (Call 12/01/51)(a)	25,320	15,939,378
3.95%, 06/30/62 (Call 12/30/61)	14,486	8,662,742
4.20%, 03/15/28 (Call 12/15/27)(a)	15,526	14,280,062
4.40%, 04/01/33 (Call 01/01/33)(a)	8,052	6,883,734
4.40%, 12/01/61 (Call 06/01/61)	14,253	9,234,403
4.80%, 03/01/50 (Call 09/01/49)	29,618	21,615,181
5.05%, 03/30/29 (Call 12/30/28)	11,283	10,531,584

Security	Par (000)	Value

Media (continued)
5.13%, 07/01/49 (Call 01/01/49)	$13,783	$10,561,902
5.25%, 04/01/53 (Call 10/01/52)	15,372	11,977,397
5.38%, 04/01/38 (Call 10/01/37)	8,211	6,850,046
5.38%, 05/01/47 (Call 11/01/46)	25,656	20,423,269
5.50%, 04/01/63 (Call 10/01/62)	10,696	8,287,178
5.75%, 04/01/48 (Call 10/01/47)	25,859	21,466,492
6.38%, 10/23/35 (Call 04/23/35)(a)	19,852	19,038,614
6.48%, 10/23/45 (Call 04/23/45)	37,183	33,599,633
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	19,359	14,927,800
1.95%, 01/15/31 (Call 10/15/30)(a)	17,995	14,416,108
2.35%, 01/15/27 (Call 10/15/26)(a)	15,771	14,290,983
2.45%, 08/15/52 (Call 02/15/52)(a)	17,222	10,185,921
2.65%, 02/01/30 (Call 11/01/29)	17,901	15,414,429
2.65%, 08/15/62 (Call 02/15/62)(a)	9,937	5,667,930
2.80%, 01/15/51 (Call 07/15/50)(a)	18,599	11,844,909
2.89%, 11/01/51 (Call 05/01/51)(a)	52,482	33,778,916
2.94%, 11/01/56 (Call 05/01/56)(a)	64,174	40,068,064
2.99%, 11/01/63 (Call 05/01/63)	39,858	24,214,540
3.15%, 03/01/26 (Call 12/01/25)(a)	8,538	8,063,814
3.15%, 02/15/28 (Call 11/15/27)	20,281	18,626,876
3.20%, 07/15/36 (Call 01/15/36)(a)	11,029	8,870,624
3.25%, 11/01/39 (Call 05/01/39)	15,927	12,373,024
3.30%, 02/01/27 (Call 11/01/26)	12,762	11,979,655
3.30%, 04/01/27 (Call 02/01/27)	8,464	7,927,097
3.40%, 04/01/30 (Call 01/01/30)(a)	18,096	16,349,758
3.40%, 07/15/46 (Call 01/15/46)(a)	16,610	12,209,290
3.45%, 02/01/50 (Call 08/01/49)(a)	20,116	14,671,170
3.55%, 05/01/28 (Call 02/01/28)	10,271	9,574,988
3.75%, 04/01/40 (Call 10/01/39)(a)	17,733	14,587,279
3.90%, 03/01/38 (Call 09/01/37)(a)	13,913	11,930,961
3.97%, 11/01/47 (Call 05/01/47)	17,118	13,746,223
4.00%, 08/15/47 (Call 02/15/47)	10,674	8,602,368
4.00%, 03/01/48 (Call 09/01/47)(a)	10,915	8,819,784
4.00%, 11/01/49 (Call 05/01/49)	22,088	17,736,039
4.05%, 11/01/52 (Call 05/01/52)(a)	11,933	9,554,437
4.15%, 10/15/28 (Call 07/15/28)	44,338	42,344,196
4.20%, 08/15/34 (Call 02/15/34)(a)	8,487	7,775,463
4.25%, 10/15/30 (Call 07/15/30)(a)	17,490	16,602,456
4.25%, 01/15/33(a)	19,212	17,909,711
4.40%, 08/15/35 (Call 02/25/35)(a)	4,458	4,108,610
4.60%, 10/15/38 (Call 04/15/38)	11,292	10,358,360
4.60%, 08/15/45 (Call 02/15/45)(a)	10,056	8,872,958
4.65%, 02/15/33 (Call 11/15/32)(a)	11,885	11,471,726
4.70%, 10/15/48 (Call 04/15/48)	19,742	17,770,104
4.95%, 10/15/58 (Call 04/15/58)(a)	8,220	7,550,545
5.35%, 11/15/27 (Call 10/15/27)(a)	8,050	8,169,670
5.50%, 11/15/32 (Call 08/15/32)(a)	8,026	8,241,994
5.65%, 06/15/35(a)	8,669	8,940,085
7.05%, 03/15/33	8,807	10,010,893
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	7,236	6,194,860
3.95%, 03/20/28 (Call 12/20/27)	14,101	12,855,923
4.00%, 09/15/55 (Call 03/15/55)	15,586	10,009,067
4.13%, 05/15/29 (Call 02/15/29)	3,381	3,024,909
4.65%, 05/15/50 (Call 11/15/49)(a)	8,521	6,226,620
5.20%, 09/20/47 (Call 03/20/47)(a)	10,133	8,044,759
5.30%, 05/15/49 (Call 11/15/48)	5,422	4,335,584
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	24,109	23,024,131

44	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.48%, 01/25/39 (Call 07/25/38)	$11,785	$10,823,385
5.58%, 01/25/49 (Call 07/25/48)(a)	13,558	12,292,316
Paramount Global
4.20%, 05/19/32 (Call 02/19/32)(a)	8,385	6,897,909
4.38%, 03/15/43	16,053	11,127,859
4.95%, 01/15/31 (Call 11/15/30)(a)	13,181	11,843,523
4.95%, 05/19/50 (Call 11/19/49)(a)	9,964	7,353,382
5.85%, 09/01/43 (Call 03/01/43)	12,670	10,637,124
6.88%, 04/30/36(a)	11,802	11,523,254
7.88%, 07/30/30(a)	11,497	12,311,092
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	12,170	13,583,124
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	14,709	10,933,753
5.50%, 09/01/41 (Call 03/01/41)(a)	14,170	11,914,069
5.88%, 11/15/40 (Call 05/15/40)(a)	12,252	10,791,696
6.55%, 05/01/37	15,491	14,804,177
6.75%, 06/15/39(a)	17,205	16,579,716
7.30%, 07/01/38	16,794	16,826,921
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	5,920	5,327,666
2.95%, 06/15/27(a)	9,624	8,919,710
4.13%, 06/01/44(a)	12,916	11,117,911
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	21,308	17,787,520
2.20%, 01/13/28(a)	10,659	9,466,805
2.65%, 01/13/31(a)	27,774	23,650,122
2.75%, 09/01/49 (Call 03/01/49)(a)	25,095	16,642,889
3.50%, 05/13/40 (Call 11/13/39)(a)	18,625	15,062,447
3.60%, 01/13/51 (Call 07/13/50)(a)	29,929	23,126,309
3.80%, 03/22/30(a)	10,890	10,114,923
3.80%, 05/13/60 (Call 11/13/59)	7,230	5,613,320
4.63%, 03/23/40 (Call 09/23/39)(a)	8,546	7,954,095
4.70%, 03/23/50 (Call 09/23/49)(a)	20,285	18,883,162
6.20%, 12/15/34(a)	10,482	11,408,533
6.40%, 12/15/35	9,580	10,533,242
6.65%, 11/15/37	12,603	14,274,375

		1,351,155,717

Mining — 0.6%
Barrick North America Finance LLC
5.70%, 05/30/41(a)	13,191	13,154,618
5.75%, 05/01/43(a)	4,846	4,869,953
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	12,837	13,215,329
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	14,355	12,512,688
4.75%, 02/28/28 (Call 01/28/28)	6,340	6,261,478
4.90%, 02/28/33 (Call 11/28/32)(a)	3,610	3,592,756
5.00%, 09/30/43(a)	22,935	22,221,731
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	9,693	8,970,866
5.40%, 11/14/34 (Call 05/14/34)(a)	9,443	8,923,314
5.45%, 03/15/43 (Call 09/15/42)(a)	17,322	15,703,935
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	15,438	12,431,539
2.60%, 07/15/32 (Call 04/15/32)(a)	9,558	7,599,300
4.88%, 03/15/42 (Call 09/15/41)(a)	13,204	11,962,788
6.25%, 10/01/39(a)	9,185	9,635,776
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	7,823	8,405,737
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	13,678	8,973,259

Security	Par (000)	Value

Mining (continued)
5.20%, 11/02/40(a)	$14,320	$14,256,495
7.13%, 07/15/28(a)	8,586	9,417,524
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	11,230	9,731,187

		201,840,273

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	7,696	6,841,453
3.57%, 12/01/31 (Call 09/01/31)(a)	8,162	6,744,845

		13,586,298

Oil & Gas — 3.8%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	9,047	7,243,101
2.72%, 01/12/32 (Call 10/12/31)(a)	22,206	18,617,308
2.77%, 11/10/50 (Call 05/10/50)	16,778	10,797,247
2.94%, 06/04/51 (Call 12/04/50)(a)	26,132	17,309,008
3.00%, 02/24/50 (Call 08/24/49)	22,302	15,110,143
3.00%, 03/17/52 (Call 09/17/51)(a)	15,150	10,128,858
3.02%, 01/16/27 (Call 10/16/26)	8,493	7,895,030
3.06%, 06/17/41 (Call 12/17/40)(a)	19,016	14,054,077
3.12%, 05/04/26 (Call 02/04/26)	7,380	6,973,130
3.38%, 02/08/61 (Call 08/08/60)	20,043	13,740,868
3.63%, 04/06/30 (Call 01/06/30)(a)	14,106	12,937,572
3.94%, 09/21/28 (Call 06/21/28)(a)	11,740	11,165,073
4.23%, 11/06/28 (Call 08/06/28)(a)	22,395	21,599,832
4.81%, 02/13/33 (Call 11/13/32)(a)	5,569	5,467,916
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	14,940	13,917,379
3.72%, 11/28/28 (Call 08/28/28)(a)	9,672	9,107,099
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)(a)	11,730	11,033,815
4.95%, 06/01/47 (Call 12/01/46)	1,596	1,383,677
6.25%, 03/15/38(a)	16,074	16,188,090
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	9,497	6,674,006
5.40%, 06/15/47 (Call 12/15/46)	8,186	7,361,011
6.75%, 11/15/39(a)	17,650	18,423,405
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)(a)	7,585	6,789,140
2.24%, 05/11/30 (Call 02/11/30)(a)	14,819	12,653,119
2.95%, 05/16/26 (Call 02/16/26)	23,393	22,009,861
3.08%, 05/11/50 (Call 11/11/49)	5,492	3,963,744
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)(a)	7,979	6,816,607
2.34%, 08/12/50 (Call 02/12/50)(a)	5,751	3,566,446
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	7,906	6,458,844
3.80%, 03/15/52 (Call 09/15/51)(a)	10,193	8,055,656
4.03%, 03/15/62 (Call 09/15/61)(a)	17,352	13,674,400
4.30%, 11/15/44 (Call 05/15/44)(a)	7,841	6,805,841
6.50%, 02/01/39(a)	14,466	16,310,759
6.95%, 04/15/29	15,424	16,919,849
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(a)	7,457	6,896,120
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)(a)	9,742	8,099,633
5.00%, 06/15/45 (Call 12/15/44)(a)	3,918	3,316,296
5.60%, 07/15/41 (Call 01/15/41)(a)	16,318	15,048,174

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	$13,070	$10,954,636
3.25%, 12/01/26 (Call 10/01/26)	5,675	5,260,424
3.50%, 12/01/29 (Call 09/01/29)	10,085	8,945,957
4.25%, 03/15/52 (Call 09/15/51)	2,067	1,542,912
6.25%, 03/15/33 (Call 12/15/32)	12,221	12,444,698
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)(a)	6,239	5,994,128
4.95%, 04/15/50 (Call 10/15/49)(a)	3,713	3,553,406
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)(a)	16,034	14,683,435
7.00%, 02/01/30 (Call 11/01/29)(a)	6,386	6,597,775
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)(a)	6,220	5,303,631
3.13%, 04/06/30 (Call 01/06/30)(a)	13,688	12,319,388
3.25%, 11/18/49 (Call 05/18/49)(a)	5,030	3,710,748
3.63%, 09/10/28 (Call 06/10/28)(a)	8,036	7,573,661
3.70%, 04/06/50 (Call 10/06/49)	10,198	8,159,994
3.95%, 05/15/43	5,273	4,458,291
4.80%, 11/08/43	5,585	5,283,612
5.10%, 08/17/40(a)	6,828	6,760,147
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	13,917	12,766,537
2.44%, 08/16/29 (Call 05/16/29)(a)	12,812	11,276,878
2.61%, 10/15/30 (Call 07/15/30)(a)	20,379	17,686,645
3.00%, 08/16/39 (Call 02/16/39)	9,015	6,918,529
3.04%, 03/01/26 (Call 12/01/25)(a)	9,464	8,958,641
3.10%, 08/16/49 (Call 02/16/49)	15,334	10,990,668
3.29%, 03/19/27 (Call 01/19/27)(a)	9,415	8,973,594
3.45%, 04/15/51 (Call 10/15/50)(a)	31,658	24,004,517
3.48%, 03/19/30 (Call 12/19/29)(a)	21,394	19,857,440
3.57%, 03/06/45 (Call 09/06/44)	11,372	8,992,842
4.11%, 03/01/46 (Call 09/01/45)(a)	28,902	24,718,011
4.23%, 03/19/40 (Call 09/19/39)	23,983	21,517,255
4.33%, 03/19/50 (Call 09/19/49)	28,815	25,470,512
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	8,065	7,719,645
5.60%, 02/15/41(a)	18,063	16,864,612
6.00%, 01/15/40(a)	8,160	7,992,461
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	8,691	8,263,750
6.60%, 10/01/37	11,178	11,101,688
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	2,372	1,973,073
6.50%, 03/01/41 (Call 09/01/40)	14,527	14,985,680
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	6,984	5,582,158
3.30%, 03/15/52 (Call 09/15/51)(a)	8,102	5,555,257
3.90%, 03/15/28 (Call 12/15/27)	9,173	8,662,873
4.65%, 11/15/34 (Call 05/15/34)(a)	10,044	9,363,470
4.88%, 11/15/44 (Call 05/15/44)(a)	13,406	12,143,379
5.88%, 05/01/42(a)	16,490	17,003,926
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	10,687	8,342,800
2.15%, 01/15/31 (Call 10/15/30)(a)	5,924	4,669,808
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	19,696	16,906,745
2.50%, 09/12/26	8,440	7,752,505
2.75%, 04/06/30 (Call 01/06/30)(a)	15,723	13,802,074
2.88%, 05/10/26	15,976	14,954,249

Security	Par (000)	Value

Oil & Gas (continued)
3.00%, 11/26/51 (Call 05/26/51)	$12,480	$8,613,178
3.13%, 11/07/49 (Call 05/07/49)	14,584	10,405,209
3.25%, 04/06/50 (Call 10/06/49)(a)	23,121	16,955,110
3.75%, 09/12/46	13,494	10,718,357
3.88%, 11/13/28 (Call 08/23/28)(a)	18,012	17,194,587
4.00%, 05/10/46	23,044	19,081,013
4.13%, 05/11/35(a)	15,900	14,621,010
4.38%, 05/11/45(a)	31,816	28,131,685
4.55%, 08/12/43	13,308	12,136,465
5.50%, 03/25/40(a)	11,994	12,290,072
6.38%, 12/15/38(a)	29,510	32,677,568
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	3,014	2,206,857
4.00%, 11/15/47 (Call 05/15/47)	4,291	3,330,815
6.50%, 06/15/38	16,113	16,539,524
6.80%, 05/15/38(a)	13,267	14,079,902
6.85%, 06/01/39(a)	9,637	10,243,390
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	14,538	12,831,006
2.99%, 06/29/41 (Call 12/29/40)	9,290	6,905,536
3.13%, 05/29/50 (Call 11/29/49)(a)	26,848	19,053,107
3.39%, 06/29/60 (Call 12/29/59)	5,690	4,026,914
3.45%, 02/19/29 (Call 11/19/28)(a)	15,481	14,313,850
3.46%, 07/12/49 (Call 01/12/49)(a)	12,065	9,192,337
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	13,398	12,851,952
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	3,066	2,173,746
6.63%, 06/15/37	16,939	17,937,593
7.50%, 04/15/32(a)	8,514	9,615,141

		1,271,957,123

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	15,745	14,659,162
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	12,194	11,259,599
4.08%, 12/15/47 (Call 06/15/47)(a)	5,858	4,606,860
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	8,701	7,516,331
4.75%, 08/01/43 (Call 02/01/43)	6,340	5,445,231
4.85%, 11/15/35 (Call 05/15/35)(a)	12,368	11,522,730
5.00%, 11/15/45 (Call 05/15/45)(a)	18,434	16,250,214
6.70%, 09/15/38(a)	10,856	11,545,104
7.45%, 09/15/39	14,725	16,517,987
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	11,093	9,528,804

		108,852,022

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	5,340	4,308,570
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)	1,480	1,446,035
4.90%, 03/15/29 (Call 12/15/28)(a)	8,443	8,097,778

		13,852,383

Pharmaceuticals — 7.2%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	44,875	41,379,915
3.20%, 05/14/26 (Call 02/14/26)	19,631	18,448,036
3.20%, 11/21/29 (Call 08/21/29)(a)	57,927	51,202,730
4.05%, 11/21/39 (Call 05/21/39)	42,675	35,972,507

46	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.25%, 11/14/28 (Call 08/14/28)(a)	$20,359	$19,443,877
4.25%, 11/21/49 (Call 05/21/49)	59,994	49,663,621
4.30%, 05/14/36 (Call 11/14/35)	11,570	10,379,964
4.40%, 11/06/42	27,416	23,773,494
4.45%, 05/14/46 (Call 11/14/45)	21,928	18,744,469
4.50%, 05/14/35 (Call 11/14/34)(a)	26,981	25,001,709
4.55%, 03/15/35 (Call 09/15/34)(a)	19,459	18,066,720
4.70%, 05/14/45 (Call 11/14/44)	28,442	25,161,557
4.75%, 03/15/45 (Call 09/15/44)	10,708	9,583,255
4.85%, 06/15/44 (Call 12/15/43)	11,826	10,736,607
4.88%, 11/14/48 (Call 05/14/48)(a)	20,464	18,666,780
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	11,352	9,425,705
3.45%, 12/15/27 (Call 09/15/27)(a)	6,268	5,825,723
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	8,815	7,818,832
1.75%, 05/28/28 (Call 03/28/28)	16,102	13,785,152
2.25%, 05/28/31 (Call 02/28/31)	9,384	7,810,252
4.88%, 03/03/28 (Call 02/03/28)	10,000	9,979,800
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	9,861	8,643,288
1.38%, 08/06/30 (Call 05/06/30)	17,252	13,570,509
3.00%, 05/28/51 (Call 11/28/50)(a)	7,418	5,278,742
3.13%, 06/12/27 (Call 03/12/27)(a)	8,952	8,379,875
4.00%, 01/17/29 (Call 10/17/28)(a)	11,093	10,613,911
4.00%, 09/18/42	11,885	10,369,760
4.38%, 11/16/45	9,883	8,888,162
4.38%, 08/17/48 (Call 02/17/48)	6,268	5,664,323
6.45%, 09/15/37	29,010	32,735,978
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	16,963	13,373,268
2.82%, 05/20/30 (Call 02/20/30)(a)	10,890	9,313,263
3.70%, 06/06/27 (Call 03/06/27)(a)	19,461	18,373,360
4.67%, 06/06/47 (Call 12/06/46)(a)	13,430	11,747,021
4.69%, 02/13/28 (Call 01/13/28)	9,948	9,721,083
4.69%, 12/15/44 (Call 06/15/44)	7,547	6,683,697
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	10,765	9,144,117
1.45%, 11/13/30 (Call 08/13/30)(a)	14,840	11,692,843
2.35%, 11/13/40 (Call 05/13/40)(a)	9,122	6,229,614
2.55%, 11/13/50 (Call 05/13/50)	13,256	8,366,094
2.95%, 03/15/32 (Call 12/15/31)(a)	19,286	16,647,207
3.20%, 06/15/26 (Call 04/15/26)	17,887	16,937,957
3.40%, 07/26/29 (Call 04/26/29)(a)	26,903	24,668,324
3.55%, 03/15/42 (Call 09/15/41)	15,249	12,363,924
3.70%, 03/15/52 (Call 09/15/51)(a)	20,773	16,328,729
3.90%, 02/20/28 (Call 11/20/27)	16,865	16,154,992
3.90%, 03/15/62 (Call 09/15/61)	10,785	8,378,595
4.13%, 06/15/39 (Call 12/15/38)	21,725	19,356,325
4.25%, 10/26/49 (Call 04/26/49)	36,862	31,731,304
4.35%, 11/15/47 (Call 05/15/47)	14,415	12,663,145
4.55%, 02/20/48 (Call 08/20/47)	14,155	12,815,706
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	10,656	9,931,703
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)(a)	5,351	4,741,143
2.38%, 03/15/31 (Call 12/15/30)	13,872	11,290,655
2.40%, 03/15/30 (Call 12/15/29)	14,537	12,118,931
3.20%, 03/15/40 (Call 09/15/39)	9,344	6,973,278
3.40%, 03/01/27 (Call 12/01/26)(a)	13,524	12,662,692
3.40%, 03/15/50 (Call 09/15/49)	14,787	10,344,407

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 03/15/51 (Call 09/15/50)	$16,790	$11,769,642
3.88%, 10/15/47 (Call 04/15/47)(a)	11,963	9,133,637
4.38%, 10/15/28 (Call 07/15/28)(a)	46,232	44,360,196
4.80%, 08/15/38 (Call 02/15/38)	21,161	19,459,446
4.80%, 07/15/46 (Call 01/16/46)	16,512	14,527,010
4.90%, 12/15/48 (Call 06/15/48)	30,025	26,924,715
5.40%, 03/15/33 (Call 12/15/32)	7,640	7,632,818
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	25,615	21,579,078
1.75%, 08/21/30 (Call 05/21/30)	13,005	10,156,661
1.88%, 02/28/31 (Call 11/28/30)(a)	15,521	12,057,164
2.13%, 09/15/31 (Call 06/15/31)(a)	12,729	9,977,737
2.70%, 08/21/40 (Call 02/21/40)(a)	11,413	7,711,838
2.88%, 06/01/26 (Call 03/01/26)(a)	16,145	15,010,823
3.00%, 08/15/26 (Call 06/15/26)(a)	8,559	7,943,515
3.25%, 08/15/29 (Call 05/15/29)	21,848	19,294,854
3.63%, 04/01/27 (Call 02/01/27)(a)	9,542	8,987,179
3.75%, 04/01/30 (Call 01/01/30)(a)	16,856	15,217,890
4.13%, 04/01/40 (Call 10/01/39)	10,972	9,002,545
4.25%, 04/01/50 (Call 10/01/49)(a)	9,638	7,667,808
4.30%, 03/25/28 (Call 12/25/27)	56,413	53,899,220
4.78%, 03/25/38 (Call 09/25/37)	53,138	48,248,262
5.05%, 03/25/48 (Call 09/25/47)	84,311	75,567,250
5.13%, 02/21/30 (Call 12/21/29)	15,300	15,019,283
5.13%, 07/20/45 (Call 01/20/45)(a)	37,366	33,661,292
5.25%, 02/21/33 (Call 11/21/32)	15,750	15,489,566
5.30%, 12/05/43 (Call 06/05/43)	8,119	7,520,291
5.63%, 02/21/53 (Call 08/21/52)	12,575	12,123,732
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	9,993	6,230,037
2.50%, 09/15/60 (Call 03/15/60)	7,285	4,414,466
3.38%, 03/15/29 (Call 12/15/28)(a)	10,209	9,458,123
3.95%, 03/15/49 (Call 09/15/48)(a)	6,059	5,298,675
4.70%, 02/27/33 (Call 11/27/32)	4,925	4,891,268
4.88%, 02/27/53 (Call 08/27/52)	6,335	6,303,219
4.95%, 02/27/63 (Call 08/27/62)	2,110	2,087,496
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28(a)	15,686	14,940,766
6.38%, 05/15/38(a)	32,204	36,221,149
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	10,547	9,637,177
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	22,942	19,611,021
1.30%, 09/01/30 (Call 06/01/30)(a)	21,087	16,932,857
2.10%, 09/01/40 (Call 03/01/40)(a)	5,417	3,706,838
2.25%, 09/01/50 (Call 03/01/50)(a)	11,473	7,254,029
2.45%, 03/01/26 (Call 12/01/25)(a)	5,305	4,966,968
2.45%, 09/01/60 (Call 03/01/60)	13,830	8,467,881
2.90%, 01/15/28 (Call 10/15/27)(a)	17,420	16,180,093
2.95%, 03/03/27 (Call 12/03/26)	11,834	11,145,672
3.40%, 01/15/38 (Call 07/15/37)	12,206	10,360,864
3.50%, 01/15/48 (Call 07/15/47)	7,127	5,821,516
3.55%, 03/01/36 (Call 09/01/35)	9,357	8,250,394
3.63%, 03/03/37 (Call 09/03/36)	17,832	15,709,336
3.70%, 03/01/46 (Call 09/01/45)(a)	19,948	16,764,596
3.75%, 03/03/47 (Call 09/03/46)(a)	10,751	9,123,126
4.38%, 12/05/33 (Call 06/05/33)(a)	7,273	7,179,837
5.95%, 08/15/37(a)	12,859	14,104,737
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	12,540	10,014,330

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
1.70%, 06/10/27 (Call 05/10/27)(a)	$19,313	$17,047,068
1.90%, 12/10/28 (Call 10/10/28)	16,084	13,804,001
2.15%, 12/10/31 (Call 09/10/31)(a)	23,543	19,170,938
2.35%, 06/24/40 (Call 12/24/39)	12,162	8,460,723
2.45%, 06/24/50 (Call 12/24/49)(a)	13,908	8,793,404
2.75%, 12/10/51 (Call 06/10/51)(a)	23,356	15,539,849
2.90%, 12/10/61 (Call 06/10/61)(a)	15,869	10,113,725
3.40%, 03/07/29 (Call 12/07/28)(a)	21,846	20,258,134
3.70%, 02/10/45 (Call 08/10/44)(a)	21,917	17,993,712
3.90%, 03/07/39 (Call 09/07/38)	11,288	9,857,052
4.00%, 03/07/49 (Call 09/07/48)	15,780	13,394,695
4.15%, 05/18/43(a)	12,279	10,933,783
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	3,824	3,564,171
5.20%, 04/15/48 (Call 10/15/47)	5,649	4,305,844
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	11,487	10,398,152
2.20%, 08/14/30 (Call 05/14/30)(a)	17,155	14,504,163
2.75%, 08/14/50 (Call 02/14/50)(a)	12,204	8,442,527
3.10%, 05/17/27 (Call 02/17/27)	9,653	9,073,546
4.00%, 11/20/45 (Call 05/20/45)(a)	12,023	10,461,857
4.40%, 05/06/44(a)	17,458	16,130,000
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	12,648	10,323,365
1.75%, 08/18/31 (Call 05/18/31)(a)	12,891	10,268,851
2.55%, 05/28/40 (Call 11/28/39)	13,016	9,361,302
2.63%, 04/01/30 (Call 01/01/30)(a)	14,142	12,343,807
2.70%, 05/28/50 (Call 11/28/49)(a)	14,981	10,180,984
2.75%, 06/03/26	11,506	10,817,108
3.00%, 12/15/26(a)	18,039	16,958,689
3.45%, 03/15/29 (Call 12/15/28)(a)	19,737	18,404,634
3.60%, 09/15/28 (Call 06/15/28)(a)	11,688	11,052,324
3.90%, 03/15/39 (Call 09/15/38)	9,187	8,014,741
4.00%, 12/15/36(a)	5,948	5,413,817
4.00%, 03/15/49 (Call 09/15/48)(a)	8,473	7,298,870
4.13%, 12/15/46	12,761	11,140,284
4.20%, 09/15/48 (Call 03/15/48)	11,001	9,764,422
4.30%, 06/15/43(a)	8,887	8,075,743
4.40%, 05/15/44(a)	11,026	10,114,072
7.20%, 03/15/39	28,220	34,227,172
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	31,796	29,583,361
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	28,151	22,946,187
3.03%, 07/09/40 (Call 01/09/40)(a)	13,875	10,151,645
3.18%, 07/09/50 (Call 01/09/50)(a)	21,502	14,673,378
3.38%, 07/09/60 (Call 01/09/60)(a)	8,635	5,745,030
5.00%, 11/26/28 (Call 08/26/28)(a)	18,769	18,519,875
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	20,437	19,113,947
5.25%, 06/15/46 (Call 12/15/45)	11,332	8,813,926
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	6,671	5,760,110
2.70%, 06/22/30 (Call 03/22/30)(a)	15,763	12,490,779
3.85%, 06/22/40 (Call 12/22/39)	13,683	9,378,926
4.00%, 06/22/50 (Call 12/22/49)(a)	19,323	12,415,980
Wyeth LLC
5.95%, 04/01/37	24,868	26,611,331
6.50%, 02/01/34(a)	8,874	9,897,390

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	$12,971	$10,602,062
3.00%, 09/12/27 (Call 06/15/27)(a)	4,789	4,418,201
4.70%, 02/01/43 (Call 08/01/42)(a)	8,385	7,562,053
5.60%, 11/16/32 (Call 08/16/32)	4,747	4,912,847

		2,400,393,110

Pipelines — 3.3%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	16,244	14,631,767
5.13%, 06/30/27 (Call 01/01/27)(a)	12,652	12,485,536
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	11,529	10,687,498
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	11,597	9,319,132
4.00%, 03/01/31 (Call 03/01/26)(a)	15,359	13,269,448
4.50%, 10/01/29 (Call 10/01/24)(a)	8,019	7,268,602
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	11,801	9,106,875
3.13%, 11/15/29 (Call 08/15/29)(a)	16,031	13,971,025
3.40%, 08/01/51 (Call 02/01/51)	8,047	5,508,969
4.25%, 12/01/26 (Call 09/01/26)(a)	4,913	4,705,796
5.50%, 12/01/46 (Call 05/29/46)	3,068	2,897,437
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	14,799	13,120,777
4.00%, 10/01/27 (Call 07/01/27)	6,281	5,857,951
4.95%, 05/15/28 (Call 02/15/28)	8,414	8,109,156
4.95%, 06/15/28 (Call 03/15/28)	10,142	9,797,168
5.00%, 05/15/50 (Call 11/15/49)	21,328	17,457,542
5.15%, 03/15/45 (Call 09/15/44)	12,377	10,400,267
5.25%, 04/15/29 (Call 01/15/29)	15,922	15,514,718
5.30%, 04/15/47 (Call 10/15/46)	11,462	9,712,701
5.35%, 05/15/45 (Call 11/15/44)(a)	7,611	6,504,022
5.40%, 10/01/47 (Call 04/01/47)(a)	17,097	14,686,443
5.50%, 06/01/27 (Call 03/01/27)	6,857	6,814,673
5.55%, 02/15/28 (Call 01/15/28)	11,652	11,614,125
5.75%, 02/15/33 (Call 11/15/32)	14,979	14,749,206
6.00%, 06/15/48 (Call 12/15/47)	11,511	10,564,937
6.13%, 12/15/45 (Call 06/15/45)	11,636	10,880,758
6.25%, 04/15/49 (Call 10/15/48)(a)	19,010	18,021,967
6.50%, 02/01/42 (Call 08/01/41)(a)	13,586	13,489,266
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	14,853	12,724,524
3.13%, 07/31/29 (Call 04/30/29)	16,120	14,219,558
3.20%, 02/15/52 (Call 08/15/51)(a)	11,528	7,693,521
3.30%, 02/15/53 (Call 08/15/52)(a)	10,671	7,217,937
3.70%, 01/31/51 (Call 07/31/50)	10,867	7,965,495
3.95%, 01/31/60 (Call 07/31/59)	9,688	7,112,361
4.15%, 10/16/28 (Call 07/16/28)	14,957	14,146,696
4.20%, 01/31/50 (Call 07/31/49)(a)	14,239	11,383,780
4.25%, 02/15/48 (Call 08/15/47)	11,609	9,393,104
4.45%, 02/15/43 (Call 08/15/42)	13,278	11,312,642
4.80%, 02/01/49 (Call 08/01/48)	13,415	11,725,633
4.85%, 08/15/42 (Call 02/15/42)	8,309	7,448,319
4.85%, 03/15/44 (Call 09/15/43)	14,622	12,978,243
4.90%, 05/15/46 (Call 11/15/45)	10,829	9,503,843
5.10%, 02/15/45 (Call 08/15/44)(a)	12,749	11,643,340
5.35%, 01/31/33 (Call 10/31/32)	12,529	12,495,377
5.95%, 02/01/41(a)	10,503	10,600,459
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)(a)	9,968	8,979,490
6.95%, 01/15/38(a)	14,587	15,508,798

48	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	$7,302	$5,639,173
3.60%, 02/15/51 (Call 08/15/50)	11,671	7,862,976
4.30%, 03/01/28 (Call 12/01/27)(a)	12,467	11,903,611
4.80%, 02/01/33 (Call 11/01/32)(a)	6,942	6,431,805
5.05%, 02/15/46 (Call 08/15/45)(a)	9,424	7,961,397
5.20%, 06/01/33 (Call 03/01/33)	3,563	3,391,458
5.20%, 03/01/48 (Call 09/01/47)	8,321	7,179,404
5.30%, 12/01/34 (Call 06/01/34)(a)	5,114	4,774,958
5.45%, 08/01/52 (Call 02/01/52)(a)	6,351	5,644,799
5.55%, 06/01/45 (Call 12/01/44)(a)	19,637	17,723,453
7.75%, 01/15/32	11,617	12,954,425
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	4,106	3,009,045
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)(a)	2,338	2,090,343
2.65%, 08/15/30 (Call 05/15/30)(a)	17,017	13,958,569
4.00%, 03/15/28 (Call 12/15/27)	13,047	12,203,172
4.13%, 03/01/27 (Call 12/01/26)	15,985	15,248,971
4.50%, 04/15/38 (Call 10/15/37)	19,640	16,714,508
4.70%, 04/15/48 (Call 10/15/47)	16,979	13,589,535
4.80%, 02/15/29 (Call 11/15/28)	7,809	7,503,976
4.95%, 09/01/32 (Call 06/01/32)	9,714	9,119,041
4.95%, 03/14/52 (Call 09/14/51)	14,839	12,306,964
5.00%, 03/01/33 (Call 12/01/32)	4,705	4,410,089
5.20%, 03/01/47 (Call 09/01/46)(a)	12,463	10,736,574
5.50%, 02/15/49 (Call 08/15/48)	15,464	13,857,222
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	8,500	7,200,148
3.40%, 09/01/29 (Call 06/01/29)	7,266	6,306,555
4.55%, 07/15/28 (Call 04/15/28)(a)	8,913	8,468,117
5.20%, 07/15/48 (Call 01/15/48)	4,867	4,125,136
6.10%, 11/15/32 (Call 08/15/32)	2,565	2,577,620
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10,870	9,423,131
3.80%, 09/15/30 (Call 06/15/30)	9,291	8,112,342
4.50%, 12/15/26 (Call 09/15/26)(a)	3,782	3,619,500
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	13,725	12,887,039
4.50%, 05/15/30 (Call 11/15/29)(a)	19,157	17,939,109
5.00%, 03/15/27 (Call 09/15/26)	12,565	12,265,378
5.88%, 06/30/26 (Call 12/31/25)	13,982	14,062,884
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	13,223	11,213,309
4.20%, 02/01/33 (Call 12/01/32)(a)	9,292	8,073,977
4.88%, 02/01/31 (Call 02/01/26)	13,950	12,665,275
4.95%, 04/15/52 (Call 10/15/51)	7,777	6,218,232
5.20%, 07/01/27 (Call 06/01/27)	5,766	5,669,774
5.50%, 03/01/30 (Call 03/01/25)	2,439	2,311,689
6.13%, 03/15/33 (Call 12/15/32)(a)	3,045	3,052,795
6.50%, 07/15/27 (Call 07/15/23)(a)	10,178	10,289,754
6.50%, 02/15/53 (Call 08/15/52)	4,925	4,829,826
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	13,061	10,341,109
4.10%, 04/15/30 (Call 01/15/30)	14,301	13,042,948
4.25%, 05/15/28 (Call 02/15/28)(a)	15,673	14,819,282
4.63%, 03/01/34 (Call 12/01/33)(a)	11,068	10,062,678
4.88%, 05/15/48 (Call 11/15/47)(a)	6,768	5,928,464
5.10%, 03/15/49 (Call 09/15/48)	5,020	4,534,355
6.10%, 06/01/40(a)	11,658	11,779,887

Security	Par (000)	Value

Pipelines (continued)
6.20%, 10/15/37(a)	$13,772	$14,179,698
7.63%, 01/15/39	17,754	20,474,431
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	19,055	15,449,224
3.50%, 11/15/30 (Call 08/15/30)(a)	11,500	10,058,102
3.75%, 06/15/27 (Call 03/15/27)(a)	12,493	11,748,815
4.65%, 08/15/32 (Call 05/15/32)	12,587	11,715,275
4.85%, 03/01/48 (Call 09/01/47)(a)	6,210	5,320,169
5.10%, 09/15/45 (Call 03/15/45)	9,729	8,549,562
5.30%, 08/15/52 (Call 02/15/52)(a)	9,418	8,482,708
5.65%, 03/15/33 (Call 12/15/32)	10,000	9,943,681
6.30%, 04/15/40(a)	15,978	16,360,526

		1,105,518,854

Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	8,946	6,633,773
2.00%, 05/18/32 (Call 02/18/32)(a)	14,139	10,808,755
2.95%, 03/15/34 (Call 12/15/33)(a)	13,040	10,485,910
3.00%, 05/18/51 (Call 11/18/50)(a)	6,706	4,305,440
3.38%, 08/15/31 (Call 05/15/31)(a)	9,103	7,974,929
3.55%, 03/15/52 (Call 09/15/51)(a)	13,387	9,573,993
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	8,162	6,280,554
2.10%, 06/15/30 (Call 03/15/30)	5,788	4,578,018
2.75%, 01/15/27 (Call 11/15/26)(a)	6,015	5,425,573
2.90%, 01/15/30 (Call 10/15/29)(a)	7,269	6,150,580
2.95%, 01/15/51 (Call 07/15/50)	12,590	7,586,545
3.10%, 06/15/50 (Call 12/15/49)	7,392	4,588,460
3.38%, 10/15/26 (Call 07/15/26)(a)	10,304	9,576,373
3.55%, 07/15/27 (Call 04/15/27)(a)	6,814	6,288,176
3.80%, 08/15/29 (Call 05/15/29)(a)	15,038	13,550,274
5.65%, 03/15/33 (Call 12/15/32)	7,640	7,605,162
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	10,982	8,006,660
2.55%, 04/01/32 (Call 01/01/32)	13,178	10,055,833
2.75%, 10/01/26 (Call 07/01/26)	14,535	13,108,114
3.25%, 01/30/31 (Call 10/30/30)(a)	11,770	9,798,040
3.40%, 06/21/29 (Call 03/21/29)(a)	12,914	11,089,214
4.50%, 12/01/28 (Call 09/01/28)(a)	13,575	12,582,399
6.75%, 12/01/27 (Call 11/01/27)(a)	3,214	3,334,334
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	13,577	12,012,532
4.13%, 05/15/29 (Call 02/15/29)	4,525	4,074,426
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)(a)	7,687	5,218,664
3.25%, 01/15/51 (Call 07/15/50)(a)	6,650	4,337,739
5.00%, 01/11/28 (Call 12/11/27)	5,643	5,556,542
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)(a)	10,995	9,513,218
2.10%, 04/01/31 (Call 01/01/31)(a)	14,568	11,398,408
2.25%, 01/15/31 (Call 10/15/30)(a)	12,333	9,866,125
2.50%, 07/15/31 (Call 04/15/31)(a)	10,016	8,062,930
2.90%, 03/15/27 (Call 02/15/27)(a)	7,377	6,717,009
3.30%, 07/01/30 (Call 04/01/30)(a)	10,389	9,062,637
3.65%, 09/01/27 (Call 06/01/27)	12,490	11,615,764
3.70%, 06/15/26 (Call 03/15/26)	5,460	5,164,697
3.80%, 02/15/28 (Call 11/15/27)(a)	5,607	5,213,381
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	8,364	7,391,646
3.70%, 08/15/27 (Call 05/15/27)(a)	9,770	9,057,631

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.55%, 01/15/28 (Call 12/15/27)(a)	$6,830	$6,807,632
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)(a)	10,743	8,581,425
2.50%, 05/15/31 (Call 02/15/31)	14,914	11,926,618
3.20%, 11/18/29 (Call 08/18/29)(a)	12,621	10,993,285
3.90%, 04/15/32 (Call 01/15/32)	13,467	11,869,977
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)(a)	9,794	8,620,056
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	6,866	5,459,216
5.30%, 01/15/29 (Call 10/15/28)	6,547	6,177,517
5.38%, 04/15/26 (Call 01/15/26)(a)	2,716	2,650,806
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	8,778	6,687,723
Healthpeak Properties Interim Inc., 3.00%, 01/15/30 (Call 10/15/29)	6,888	5,925,312
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	13,037	9,987,822
2.25%, 04/15/30 (Call 01/15/30)	6,641	5,532,270
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	13,707	11,944,432
5.63%, 10/13/32 (Call 07/13/32)(a)	8,146	8,298,208
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)(a)	8,747	7,471,407
2.45%, 09/13/29 (Call 06/13/29)(a)	11,129	9,323,562
2.65%, 07/15/30 (Call 04/15/30)(a)	12,709	10,673,835
3.25%, 11/30/26 (Call 08/30/26)(a)	5,554	5,178,373
3.25%, 09/13/49 (Call 03/13/49)(a)	12,024	8,252,389
3.38%, 06/15/27 (Call 03/15/27)	9,866	9,184,494
3.38%, 12/01/27 (Call 09/01/27)(a)	12,264	11,337,969
3.80%, 07/15/50 (Call 01/15/50)(a)	8,870	6,643,438
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	6,747	6,276,044
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)(a)	10,564	9,972,921
4.95%, 02/15/30 (Call 12/15/29)(a)	9,620	9,086,728
5.13%, 05/15/32 (Call 02/15/32)	14,656	13,601,420
5.63%, 05/15/52 (Call 11/15/51)(a)	4,389	3,902,642
Welltower OP LLC
2.80%, 06/01/31 (Call 03/01/31)	10,677	8,653,992
3.10%, 01/15/30 (Call 10/15/29)(a)	5,145	4,389,537
4.25%, 04/15/28 (Call 01/15/28)	9,802	9,238,003
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	8,745	7,966,207
4.00%, 04/15/30 (Call 01/15/30)(a)	9,909	9,011,722

		585,277,440

Retail — 3.3%
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	6,431	5,920,971
4.75%, 08/01/32 (Call 05/01/32)(a)	7,430	7,081,488
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	15,023	13,122,702
1.60%, 04/20/30 (Call 01/20/30)(a)	18,867	15,403,889
1.75%, 04/20/32 (Call 01/20/32)	11,053	8,706,808
3.00%, 05/18/27 (Call 02/18/27)(a)	9,753	9,160,558
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)(a)	8,337	7,432,528
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	6,172	4,973,576
4.20%, 05/15/28 (Call 02/15/28)(a)	13,283	12,640,396
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	13,210	10,142,740

Security	Par (000)	Value

Retail (continued)
1.50%, 09/15/28 (Call 07/15/28)(a)	$10,880	$9,184,910
1.88%, 09/15/31 (Call 06/15/31)	13,467	10,651,763
2.13%, 09/15/26 (Call 06/15/26)(a)	9,918	9,020,152
2.38%, 03/15/51 (Call 09/15/50)	17,120	10,202,337
2.50%, 04/15/27 (Call 02/15/27)(a)	8,878	8,116,595
2.70%, 04/15/30 (Call 01/15/30)(a)	16,187	14,020,186
2.75%, 09/15/51 (Call 03/15/51)	12,341	8,009,136
2.80%, 09/14/27 (Call 06/14/27)(a)	11,793	10,849,161
2.88%, 04/15/27 (Call 03/15/27)(a)	9,179	8,525,441
2.95%, 06/15/29 (Call 03/15/29)(a)	18,135	16,194,392
3.00%, 04/01/26 (Call 01/01/26)(a)	8,690	8,200,557
3.13%, 12/15/49 (Call 06/15/49)	14,888	10,508,999
3.25%, 04/15/32 (Call 01/15/32)(a)	15,812	13,861,436
3.30%, 04/15/40 (Call 10/15/39)	15,124	12,013,043
3.35%, 04/15/50 (Call 10/15/49)	15,750	11,602,493
3.50%, 09/15/56 (Call 03/15/56)(a)	4,967	3,680,816
3.63%, 04/15/52 (Call 10/15/51)(a)	16,543	12,590,960
3.90%, 12/06/28 (Call 09/06/28)(a)	8,490	8,114,067
3.90%, 06/15/47 (Call 12/15/46)(a)	13,769	11,303,867
4.20%, 04/01/43 (Call 10/01/42)(a)	11,861	10,337,778
4.25%, 04/01/46 (Call 10/01/45)(a)	17,344	14,958,961
4.40%, 03/15/45 (Call 09/15/44)(a)	12,985	11,520,027
4.50%, 09/15/32 (Call 06/15/32)(a)	13,514	13,013,996
4.50%, 12/06/48 (Call 06/06/48)(a)	15,923	14,248,875
4.88%, 02/15/44 (Call 08/15/43)(a)	11,043	10,503,002
4.95%, 09/15/52 (Call 03/15/52)(a)	11,441	10,931,587
5.88%, 12/16/36	31,150	33,303,094
5.95%, 04/01/41 (Call 10/01/40)	10,688	11,456,755
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	11,724	9,692,774
1.70%, 09/15/28 (Call 07/15/28)(a)	13,416	11,211,626
1.70%, 10/15/30 (Call 07/15/30)(a)	18,188	14,172,208
2.50%, 04/15/26 (Call 01/15/26)(a)	9,723	8,995,374
2.63%, 04/01/31 (Call 01/01/31)(a)	19,006	15,641,353
2.80%, 09/15/41 (Call 03/15/41)	9,760	6,588,171
3.00%, 10/15/50 (Call 04/15/50)(a)	19,910	12,549,062
3.10%, 05/03/27 (Call 02/03/27)(a)	13,938	12,953,346
3.35%, 04/01/27 (Call 03/01/27)(a)	4,735	4,428,494
3.65%, 04/05/29 (Call 01/05/29)(a)	17,388	15,879,631
3.70%, 04/15/46 (Call 10/15/45)(a)	16,181	11,915,557
3.75%, 04/01/32 (Call 01/01/32)(a)	20,102	17,772,777
4.05%, 05/03/47 (Call 11/03/46)	14,943	11,590,043
4.25%, 04/01/52 (Call 10/01/51)	15,585	12,214,234
4.45%, 04/01/62 (Call 10/01/61)	11,532	8,975,759
4.50%, 04/15/30 (Call 01/15/30)(a)	10,249	9,751,627
5.00%, 04/15/33 (Call 01/15/33)(a)	8,253	7,942,488
5.63%, 04/15/53 (Call 10/15/52)(a)	15,307	14,571,336
5.80%, 09/15/62 (Call 03/15/62)(a)	9,803	9,436,451
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	7,044	5,832,359
2.63%, 09/01/29 (Call 06/01/29)(a)	12,020	10,436,827
3.50%, 03/01/27 (Call 12/01/26)(a)	6,963	6,576,614
3.50%, 07/01/27 (Call 05/01/27)(a)	9,536	9,001,799
3.60%, 07/01/30 (Call 04/01/30)(a)	9,937	9,049,806
3.63%, 09/01/49 (Call 03/01/49)(a)	17,828	13,386,906
3.80%, 04/01/28 (Call 01/01/28)	10,239	9,712,798
4.20%, 04/01/50 (Call 10/01/49)	8,710	7,212,982
4.45%, 03/01/47 (Call 09/01/46)	9,812	8,488,517
4.45%, 09/01/48 (Call 03/01/48)(a)	8,541	7,405,390
4.60%, 09/09/32 (Call 06/09/32)(a)	6,704	6,454,094

50	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.70%, 12/09/35 (Call 06/09/35)	$3,913	$3,680,096
4.88%, 12/09/45 (Call 06/09/45)(a)	18,552	16,921,073
5.15%, 09/09/52 (Call 03/09/52)(a)	8,209	7,836,656
6.30%, 10/15/37(a)	11,670	12,583,804
6.30%, 03/01/38	9,604	10,332,028
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	2,978	2,796,744
4.70%, 06/15/32 (Call 03/15/32)(a)	9,223	8,792,113
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	9,096	7,536,353
2.55%, 11/15/30 (Call 08/15/30)(a)	16,627	13,868,345
3.00%, 02/14/32 (Call 11/14/31)(a)	12,483	10,592,607
3.50%, 11/15/50 (Call 05/15/50)	10,336	7,477,441
3.55%, 08/15/29 (Call 05/15/29)(a)	9,961	9,096,955
4.00%, 11/15/28 (Call 08/15/28)(a)	6,989	6,633,897
4.45%, 08/15/49 (Call 02/15/49)(a)	8,204	6,966,403
4.50%, 11/15/48 (Call 05/15/48)	9,896	8,476,862
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	7,859	7,078,858
2.35%, 02/15/30 (Call 11/15/29)	7,867	6,665,030
2.50%, 04/15/26(a)	5,761	5,387,755
2.95%, 01/15/52 (Call 07/15/51)(a)	1,980	1,343,416
3.38%, 04/15/29 (Call 01/15/29)(a)	11,116	10,254,342
4.00%, 07/01/42(a)	13,298	11,615,469
4.50%, 09/15/32 (Call 06/15/32)(a)	9,603	9,196,185
4.80%, 01/15/53 (Call 07/15/52)	15,589	14,508,494
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	3,711	3,391,277
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	5,654	5,303,860
4.10%, 04/15/50 (Call 10/15/49)	5,187	3,745,133
4.80%, 11/18/44 (Call 05/18/44)(a)	2,100	1,731,340
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	11,650	10,236,759
1.50%, 09/22/28 (Call 07/22/28)(a)	14,516	12,340,025
1.80%, 09/22/31 (Call 06/22/31)(a)	27,087	21,794,731
2.50%, 09/22/41 (Call 03/22/41)(a)	11,897	8,499,024
2.65%, 09/22/51 (Call 03/22/51)(a)	18,115	12,249,803
3.05%, 07/08/26 (Call 05/08/26)(a)	6,157	5,839,646
3.70%, 06/26/28 (Call 03/26/28)(a)	16,182	15,466,023
3.95%, 09/09/27 (Call 08/09/27)	7,450	7,255,735
4.05%, 06/29/48 (Call 12/29/47)	19,912	17,421,427
4.15%, 09/09/32 (Call 06/09/32)(a)	6,350	6,114,561
4.50%, 09/09/52 (Call 03/09/52)	10,465	9,827,729
5.25%, 09/01/35(a)	17,734	18,557,606
6.20%, 04/15/38	7,802	8,790,396
6.50%, 08/15/37(a)	3,710	4,297,395

		1,103,853,841

Semiconductors — 3.3%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	8,334	7,027,411
2.10%, 10/01/31 (Call 07/01/31)(a)	10,759	8,693,061
2.80%, 10/01/41 (Call 04/01/41)	4,377	3,170,831
2.95%, 10/01/51 (Call 04/01/51)	7,291	4,988,133
3.50%, 12/05/26 (Call 09/05/26)	5,800	5,504,130
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)(a)	7,882	6,413,233
2.75%, 06/01/50 (Call 12/01/49)(a)	4,626	3,140,638
3.30%, 04/01/27 (Call 01/01/27)(a)	7,126	6,733,767
4.35%, 04/01/47 (Call 10/01/46)	5,538	4,962,142

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)(a)	$9,821	$8,962,846
3.88%, 01/15/27 (Call 10/15/26)	30,930	29,167,905
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(c)	9,839	8,328,835
2.45%, 02/15/31 (Call 11/15/30)(a)(c)	31,081	24,612,755
2.60%, 02/15/33 (Call 11/15/32)(c)	18,466	13,958,468
3.14%, 11/15/35 (Call 08/15/35)(c)	36,400	26,849,459
3.19%, 11/15/36 (Call 08/15/36)(a)(c)	28,870	20,895,633
3.42%, 04/15/33 (Call 01/15/33)(c)	24,549	19,758,786
3.46%, 09/15/26 (Call 07/15/26)	4,216	3,939,652
3.47%, 04/15/34 (Call 01/15/34)(c)	35,161	27,829,562
3.50%, 02/15/41 (Call 08/15/40)(c)	27,422	19,599,406
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	15,262	10,624,472
4.00%, 04/15/29 (Call 02/15/29)(c)	9,847	8,920,299
4.11%, 09/15/28 (Call 06/15/28)	14,343	13,471,848
4.15%, 11/15/30 (Call 08/15/30)	20,548	18,505,027
4.15%, 04/15/32 (Call 01/15/32)(c)	14,195	12,490,179
4.30%, 11/15/32 (Call 08/15/32)(a)	20,123	17,836,166
4.75%, 04/15/29 (Call 01/15/29)(a)	9,606	9,168,313
4.93%, 05/15/37 (Call 02/15/37)(c)	25,319	21,983,247
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	10,552	8,854,637
2.00%, 08/12/31 (Call 05/12/31)(a)	15,672	12,297,807
2.45%, 11/15/29 (Call 08/15/29)	23,580	19,848,503
2.60%, 05/19/26 (Call 02/19/26)(a)	6,843	6,343,779
2.80%, 08/12/41 (Call 02/12/41)	10,387	7,069,275
3.05%, 08/12/51 (Call 02/12/51)	15,199	9,723,601
3.10%, 02/15/60 (Call 08/15/59)(a)	11,514	7,017,718
3.15%, 05/11/27 (Call 02/11/27)(a)	10,592	9,845,957
3.20%, 08/12/61 (Call 02/12/61)(a)	7,294	4,528,619
3.25%, 11/15/49 (Call 05/15/49)	23,568	15,748,039
3.73%, 12/08/47 (Call 06/08/47)(a)	22,248	16,441,268
3.75%, 03/25/27 (Call 01/25/27)	10,041	9,587,824
3.75%, 08/05/27 (Call 07/05/27)	13,068	12,443,723
3.90%, 03/25/30 (Call 12/25/29)	15,632	14,422,868
4.00%, 08/05/29 (Call 06/05/29)(a)	8,034	7,499,483
4.00%, 12/15/32(a)	6,599	5,977,956
4.10%, 05/19/46 (Call 11/19/45)(a)	14,207	11,345,163
4.10%, 05/11/47 (Call 11/11/46)	10,175	8,062,552
4.15%, 08/05/32 (Call 05/05/32)(a)	14,836	13,659,032
4.60%, 03/25/40 (Call 09/25/39)(a)	8,900	7,936,847
4.75%, 03/25/50 (Call 09/25/49)(a)	22,586	19,511,862
4.80%, 10/01/41(a)	8,524	7,702,800
4.88%, 02/10/28 (Call 01/10/28)	12,983	12,793,337
4.90%, 07/29/45 (Call 01/29/45)(a)	7,934	7,268,698
4.90%, 08/05/52 (Call 02/05/52)(a)	18,321	16,152,805
4.95%, 03/25/60 (Call 09/25/59)(a)	7,571	6,630,795
5.05%, 08/05/62 (Call 02/05/62)(a)	10,718	9,339,851
5.13%, 02/10/30 (Call 12/10/29)	11,898	11,762,726
5.20%, 02/10/33 (Call 11/10/32)	18,853	18,491,433
5.63%, 02/10/43 (Call 08/10/42)	6,799	6,613,366
5.70%, 02/10/53 (Call 08/10/52)	15,400	14,995,402
5.90%, 02/10/63 (Call 08/10/62)	11,558	11,330,792
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	3,601	2,606,527
4.10%, 03/15/29 (Call 12/15/28)(a)	10,410	9,924,786
4.65%, 07/15/32 (Call 04/15/32)(a)	10,678	10,407,892
4.95%, 07/15/52 (Call 01/15/52)(a)	10,351	9,736,462
5.25%, 07/15/62 (Call 01/15/62)	7,657	7,320,420

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	$9,582	$7,799,222
2.88%, 06/15/50 (Call 12/15/49)(a)	2,466	1,639,064
3.75%, 03/15/26 (Call 01/15/26)	775	745,724
4.00%, 03/15/29 (Call 12/15/28)(a)	11,120	10,545,973
4.88%, 03/15/49 (Call 09/15/48)(a)	4,646	4,370,524
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	8,382	7,165,280
2.95%, 04/15/31 (Call 01/15/31)(a)	7,408	5,946,038
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	15,931	12,061,209
4.19%, 02/15/27 (Call 12/15/26)(a)	6,915	6,546,113
4.66%, 02/15/30 (Call 11/15/29)	7,247	6,652,688
5.88%, 02/09/33 (Call 11/09/32)	5,278	5,104,887
6.75%, 11/01/29 (Call 09/01/29)	7,656	7,889,074
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	13,673	11,620,618
2.00%, 06/15/31 (Call 03/15/31)(a)	15,322	12,372,748
2.85%, 04/01/30 (Call 01/01/30)(a)	13,982	12,302,169
3.20%, 09/16/26 (Call 06/16/26)(a)	4,418	4,190,426
3.50%, 04/01/40 (Call 10/01/39)(a)	7,097	5,817,947
3.50%, 04/01/50 (Call 10/01/49)(a)	16,183	12,492,985
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	10,638	8,398,071
2.65%, 02/15/32 (Call 11/15/31)(a)	10,607	8,335,089
3.25%, 05/11/41 (Call 11/11/40)	6,195	4,301,508
3.40%, 05/01/30 (Call 02/01/30)(a)	10,008	8,645,991
3.88%, 06/18/26 (Call 04/18/26)(a)	1,956	1,856,350
4.30%, 06/18/29 (Call 03/18/29)(a)	11,609	10,717,700
5.00%, 01/15/33 (Call 10/15/32)(a)	10,916	10,237,768
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	8,548	7,623,206
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	10,066	8,463,065
1.65%, 05/20/32 (Call 02/20/32)	13,434	10,266,912
2.15%, 05/20/30 (Call 02/20/30)(a)	12,527	10,498,688
3.25%, 05/20/27 (Call 02/20/27)(a)	16,728	15,733,402
3.25%, 05/20/50 (Call 11/20/49)(a)	6,924	5,085,762
4.30%, 05/20/47 (Call 11/20/46)(a)	16,848	14,671,275
4.50%, 05/20/52 (Call 11/20/51)(a)	9,319	8,261,397
4.65%, 05/20/35 (Call 11/20/34)(a)	5,047	4,874,648
4.80%, 05/20/45 (Call 11/20/44)(a)	16,473	15,598,824
6.00%, 05/20/53 (Call 11/20/52)	10,230	10,998,658
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	9,534	7,795,391
2.25%, 09/04/29 (Call 06/04/29)	8,260	7,077,126
3.88%, 03/15/39 (Call 09/15/38)	4,582	4,046,451
4.15%, 05/15/48 (Call 11/15/47)	14,542	12,875,674
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	8,775	7,404,491

		1,097,810,945

Software — 3.6%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	14,770	9,167,925
3.40%, 09/15/26 (Call 06/15/26)	2,000	1,890,733
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	2,570	2,336,258
2.30%, 02/01/30 (Call 11/01/29)(a)	13,823	11,806,806
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	12,225	9,707,517
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)(a)	10,693	8,656,998
2.90%, 12/01/29 (Call 09/01/29)	9,749	8,234,459

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)(a)	$753	$660,080
1.65%, 03/01/28 (Call 01/01/28)(a)	8,974	7,524,702
2.25%, 03/01/31 (Call 12/01/30)(a)	15,425	12,124,013
3.10%, 03/01/41 (Call 09/01/40)(a)	2,601	1,791,281
5.10%, 07/15/32 (Call 04/15/32)(a)	8,476	8,109,404
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	8,413	7,464,126
2.65%, 06/01/30 (Call 03/01/30)(a)	9,829	8,230,327
3.20%, 07/01/26 (Call 05/01/26)	19,512	18,209,732
3.50%, 07/01/29 (Call 04/01/29)	32,286	28,819,588
4.20%, 10/01/28 (Call 07/01/28)(a)	10,532	9,896,312
4.40%, 07/01/49 (Call 01/01/49)	16,837	13,562,990
5.45%, 03/02/28 (Call 02/02/28)	10,000	9,991,628
5.60%, 03/02/33 (Call 12/01/32)	6,205	6,318,683
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	39,066	36,203,845
2.53%, 06/01/50 (Call 12/01/49)(a)	67,714	45,027,068
2.68%, 06/01/60 (Call 12/01/59)(a)	41,878	26,997,754
2.92%, 03/17/52 (Call 09/17/51)	66,877	47,862,625
3.04%, 03/17/62 (Call 09/17/61)	20,971	14,593,287
3.30%, 02/06/27 (Call 11/06/26)(a)	39,431	37,639,717
3.45%, 08/08/36 (Call 02/08/36)	19,157	16,766,291
3.50%, 02/12/35 (Call 08/12/34)(a)	16,725	15,033,196
3.70%, 08/08/46 (Call 02/08/46)	19,490	16,556,654
4.10%, 02/06/37 (Call 08/06/36)	10,246	9,590,716
4.25%, 02/06/47 (Call 08/06/46)(a)	11,929	11,048,226
4.45%, 11/03/45 (Call 05/03/45)	11,174	10,586,721
4.50%, 02/06/57 (Call 08/06/56)(a)	7,299	6,924,047
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	18,376	16,416,826
2.30%, 03/25/28 (Call 01/25/28)	22,626	19,614,975
2.65%, 07/15/26 (Call 04/15/26)	27,709	25,328,110
2.80%, 04/01/27 (Call 02/01/27)	23,216	21,059,275
2.88%, 03/25/31 (Call 12/25/30)	36,653	30,365,691
2.95%, 04/01/30 (Call 01/01/30)	36,220	30,913,705
3.25%, 11/15/27 (Call 08/15/27)(a)	26,563	24,302,794
3.60%, 04/01/40 (Call 10/01/39)	33,178	24,454,432
3.60%, 04/01/50 (Call 10/01/49)	48,766	32,867,114
3.65%, 03/25/41 (Call 09/25/40)	25,422	18,688,571
3.80%, 11/15/37 (Call 05/15/37)(a)	18,023	14,251,213
3.85%, 07/15/36 (Call 01/15/36)(a)	12,623	10,273,124
3.85%, 04/01/60 (Call 10/01/59)(a)	37,160	24,658,280
3.90%, 05/15/35 (Call 11/15/34)(a)	11,331	9,401,544
3.95%, 03/25/51 (Call 09/25/50)	34,798	24,937,339
4.00%, 07/15/46 (Call 01/15/46)	33,860	24,601,464
4.00%, 11/15/47 (Call 05/15/47)	25,602	18,698,825
4.10%, 03/25/61 (Call 09/25/60)	15,832	11,014,971
4.13%, 05/15/45 (Call 11/15/44)	22,354	16,789,560
4.30%, 07/08/34 (Call 01/08/34)	18,565	16,274,946
4.38%, 05/15/55 (Call 11/15/54)	16,207	12,244,674
4.50%, 05/06/28 (Call 04/06/28)	3,653	3,511,753
4.50%, 07/08/44 (Call 01/08/44)	12,573	10,083,330
4.65%, 05/06/30 (Call 03/06/30)	3,597	3,409,621
4.90%, 02/06/33 (Call 11/06/32)	6,811	6,430,038
5.38%, 07/15/40	25,476	23,318,415
5.55%, 02/06/53 (Call 08/06/52)	8,509	7,790,777
6.13%, 07/08/39(a)	14,929	14,810,519
6.15%, 11/09/29 (Call 09/09/29)(a)	10,404	10,758,960
6.25%, 11/09/32 (Call 08/09/32)(a)	20,885	21,686,984

52	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
6.50%, 04/15/38	$14,726	$15,330,448
6.90%, 11/09/52 (Call 05/09/52)	27,794	29,859,628
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)(a)	11,130	8,576,769
4.20%, 09/15/28 (Call 06/15/28)(a)	8,358	7,986,523
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	10,804	9,160,266
1.95%, 07/15/31 (Call 04/15/31)(a)	16,992	13,608,271
2.70%, 07/15/41 (Call 01/15/41)(a)	8,506	6,007,641
2.90%, 07/15/51 (Call 01/15/51)(a)	19,975	13,397,988
3.05%, 07/15/61 (Call 01/15/61)(a)	9,103	5,804,877
3.70%, 04/11/28 (Call 01/11/28)(a)	15,345	14,609,172
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	12,995	11,226,561
1.80%, 08/15/28 (Call 06/15/28)	8,115	6,637,341
2.20%, 08/15/31 (Call 05/15/31)	15,392	11,654,257
3.90%, 08/21/27 (Call 05/21/27)	12,170	11,358,223
4.70%, 05/15/30 (Call 02/15/30)	8,587	8,044,180
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)(a)	7,786	7,273,178
3.70%, 04/01/29 (Call 02/01/29)	7,727	7,052,692
3.80%, 04/01/32 (Call 01/01/32)(a)	13,518	11,881,831

		1,207,761,385

Telecommunications — 6.6%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)(a)	24,382	20,701,459
1.70%, 03/25/26 (Call 03/25/23)(a)	24,222	21,757,530
2.25%, 02/01/32 (Call 11/01/31)(a)	26,788	20,885,449
2.30%, 06/01/27 (Call 04/01/27)(a)	25,852	23,030,402
2.55%, 12/01/33 (Call 09/01/33)	40,118	30,715,813
2.75%, 06/01/31 (Call 03/01/31)(a)	31,520	26,059,459
3.30%, 02/01/52 (Call 08/01/51)(a)	9,638	6,556,930
3.50%, 06/01/41 (Call 12/01/40)	25,252	18,941,548
3.50%, 09/15/53 (Call 03/15/53)(a)	78,925	53,999,972
3.55%, 09/15/55 (Call 03/15/55)	79,485	53,660,729
3.65%, 06/01/51 (Call 12/01/50)	30,541	21,768,409
3.65%, 09/15/59 (Call 03/15/59)	67,869	45,712,160
3.80%, 02/15/27 (Call 11/15/26)	7,484	7,114,451
3.80%, 12/01/57 (Call 06/01/57)	62,174	43,533,514
3.85%, 06/01/60 (Call 12/01/59)	16,142	11,288,877
4.10%, 02/15/28 (Call 11/15/27)(a)	17,472	16,645,992
4.25%, 03/01/27 (Call 12/01/26)(a)	14,741	14,278,473
4.30%, 02/15/30 (Call 11/15/29)	32,661	30,641,472
4.30%, 12/15/42 (Call 06/15/42)(a)	15,205	12,525,634
4.35%, 03/01/29 (Call 12/01/28)(a)	30,701	29,062,859
4.35%, 06/15/45 (Call 12/15/44)(a)	13,047	10,612,003
4.50%, 05/15/35 (Call 11/15/34)	26,560	23,858,893
4.50%, 03/09/48 (Call 09/09/47)	19,048	15,593,053
4.55%, 03/09/49 (Call 09/09/48)	10,947	9,008,911
4.75%, 05/15/46 (Call 11/15/45)(a)	19,607	16,776,347
4.85%, 03/01/39 (Call 09/01/38)	9,808	8,807,634
5.25%, 03/01/37 (Call 09/01/36)	10,491	10,044,002
5.65%, 02/15/47 (Call 08/15/46)(a)	7,895	7,679,572
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	5,939	4,346,006
4.46%, 04/01/48 (Call 10/01/47)(a)	8,744	7,447,015
British Telecommunications PLC, 9.63%, 12/15/30	29,348	35,497,492
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	11,182	10,347,297
2.95%, 02/28/26	2,476	2,345,240

Security	Par (000)	Value

Telecommunications (continued)
5.50%, 01/15/40(a)	$22,235	$23,312,911
5.90%, 02/15/39(a)	23,737	26,006,153
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	7,825	6,240,540
5.45%, 11/15/79 (Call 05/15/79)	10,922	9,555,498
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	41,705	49,386,035
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	8,893	6,925,963
2.75%, 05/24/31 (Call 02/24/31)	8,391	6,674,222
4.60%, 05/23/29 (Call 02/23/29)	8,309	7,819,549
Orange SA
5.38%, 01/13/42(a)	13,867	13,721,470
5.50%, 02/06/44 (Call 08/06/43)(a)	4,891	4,934,624
9.00%, 03/01/31	32,495	39,683,593
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)(a)(c)	9,858	9,057,477
3.70%, 11/15/49 (Call 05/15/49)(a)	10,318	7,224,631
3.80%, 03/15/32 (Call 12/15/31)(a)(c)	15,973	13,924,169
4.30%, 02/15/48 (Call 08/15/47)	7,912	6,062,117
4.35%, 05/01/49 (Call 11/01/48)(a)	11,614	8,981,817
4.50%, 03/15/42 (Call 09/15/41)(c)	7,398	6,077,412
4.55%, 03/15/52 (Call 09/15/51)(a)(c)	21,096	16,749,671
5.00%, 03/15/44 (Call 09/15/43)(a)	10,820	9,344,503
Telefonica Emisiones SA
4.10%, 03/08/27(a)	6,338	6,001,606
4.67%, 03/06/38(a)	7,204	5,963,615
4.90%, 03/06/48	11,077	8,809,021
5.21%, 03/08/47(a)	26,622	22,111,581
5.52%, 03/01/49 (Call 09/01/48)(a)	12,908	11,199,927
7.05%, 06/20/36	21,964	23,035,534
Telefonica Europe BV, 8.25%, 09/15/30(a)	15,282	17,291,363
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	13,217	11,229,047
4.60%, 11/16/48 (Call 05/16/48)(a)	5,312	4,667,056
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	17,392	14,905,772
2.25%, 11/15/31 (Call 08/15/31)	12,471	9,771,687
2.55%, 02/15/31 (Call 11/15/30)	28,262	23,052,516
2.63%, 04/15/26 (Call 04/15/23)(a)	10,992	10,074,630
2.63%, 02/15/29 (Call 02/15/24)	12,033	10,241,481
2.70%, 03/15/32 (Call 01/15/29)(a)	10,646	8,609,077
2.88%, 02/15/31 (Call 02/15/26)	12,361	10,270,840
3.00%, 02/15/41 (Call 08/15/40)	28,363	19,691,041
3.30%, 02/15/51 (Call 08/15/50)	32,544	21,716,533
3.38%, 04/15/29 (Call 04/15/24)	26,659	23,555,740
3.40%, 10/15/52 (Call 04/15/52)	30,074	20,328,340
3.50%, 04/15/31 (Call 04/15/26)(a)	28,365	24,565,035
3.60%, 11/15/60 (Call 05/15/60)	15,720	10,465,378
3.75%, 04/15/27 (Call 02/15/27)	42,575	40,005,139
3.88%, 04/15/30 (Call 01/15/30)	71,242	64,553,744
4.38%, 04/15/40 (Call 10/15/39)	22,688	19,276,480
4.50%, 04/15/50 (Call 10/15/49)(a)	30,762	25,459,425
4.75%, 02/01/28 (Call 02/01/24)(a)	18,607	18,043,351
4.95%, 03/15/28 (Call 02/15/28)	6,297	6,182,090
5.05%, 07/15/33 (Call 04/15/33)	13,400	12,905,942
5.20%, 01/15/33 (Call 10/15/32)(a)	15,453	15,065,167
5.65%, 01/15/53 (Call 07/15/52)	13,277	12,993,005
5.80%, 09/15/62 (Call 03/15/62)	6,503	6,345,325

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)(a)	$8,213	$7,345,908
1.50%, 09/18/30 (Call 06/18/30)(a)	12,138	9,398,909
1.68%, 10/30/30 (Call 07/30/30)	14,423	11,151,780
1.75%, 01/20/31 (Call 10/20/30)(a)	24,028	18,528,935
2.10%, 03/22/28 (Call 01/22/28)(a)	34,003	29,332,566
2.36%, 03/15/32 (Call 12/15/31)	48,525	38,117,756
2.55%, 03/21/31 (Call 12/21/30)(a)	43,213	35,345,447
2.63%, 08/15/26	18,874	17,325,134
2.65%, 11/20/40 (Call 05/20/40)(a)	32,321	21,891,123
2.85%, 09/03/41 (Call 03/03/41)	12,611	8,730,312
2.88%, 11/20/50 (Call 05/20/50)(a)	29,176	18,291,464
2.99%, 10/30/56 (Call 04/30/56)(a)	36,681	22,366,060
3.00%, 03/22/27 (Call 01/22/27)(a)	9,006	8,298,140
3.00%, 11/20/60 (Call 05/20/60)(a)	20,585	12,317,356
3.15%, 03/22/30 (Call 12/22/29)(a)	16,276	14,236,303
3.40%, 03/22/41 (Call 09/22/40)(a)	38,968	29,261,543
3.55%, 03/22/51 (Call 09/22/50)(a)	46,961	33,788,153
3.70%, 03/22/61 (Call 09/22/60)(a)	36,842	25,806,336
3.88%, 02/08/29 (Call 11/08/28)(a)	11,556	10,749,040
3.88%, 03/01/52 (Call 09/01/51)(a)	10,627	8,110,200
4.00%, 03/22/50 (Call 09/22/49)	13,226	10,341,360
4.02%, 12/03/29 (Call 09/03/29)	42,506	39,229,476
4.13%, 03/16/27(a)	32,427	31,185,516
4.13%, 08/15/46(a)	11,086	8,923,834
4.27%, 01/15/36	17,849	15,759,248
4.33%, 09/21/28(a)	40,893	39,159,942
4.40%, 11/01/34 (Call 05/01/34)	20,401	18,516,443
4.50%, 08/10/33(a)	18,831	17,446,116
4.52%, 09/15/48	14,338	12,265,577
4.81%, 03/15/39	12,353	11,310,147
4.86%, 08/21/46(a)	24,917	22,508,341
5.01%, 08/21/54(a)	8,029	7,327,229
5.25%, 03/16/37(a)	12,093	11,693,188
6.55%, 09/15/43	7,924	8,616,865
Vodafone Group PLC
4.25%, 09/17/50(a)	16,545	12,936,018
4.38%, 05/30/28(a)	3,196	3,116,184
4.38%, 02/19/43	19,138	15,618,621
4.88%, 06/19/49(a)	19,812	17,072,718
5.25%, 05/30/48	332	304,912
6.15%, 02/27/37(a)	20,482	21,146,276

		2,186,183,916

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	9,470	8,350,605

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)	9,225	6,658,899
3.55%, 02/15/50 (Call 08/15/49)	9,369	7,174,498
3.90%, 08/01/46 (Call 02/01/46)	8,701	7,048,433
4.05%, 06/15/48 (Call 12/15/47)	8,329	6,943,354
4.13%, 06/15/47 (Call 12/15/46)	8,771	7,422,461
4.15%, 04/01/45 (Call 10/01/44)(a)	11,416	9,723,656
4.15%, 12/15/48 (Call 06/15/48)	8,435	7,114,031
4.45%, 03/15/43 (Call 09/15/42)	9,160	8,165,743
4.45%, 01/15/53 (Call 07/15/52)(a)	10,885	9,652,260
4.55%, 09/01/44 (Call 03/01/44)(a)	8,417	7,631,775
4.90%, 04/01/44 (Call 10/01/43)	10,931	10,281,133
5.75%, 05/01/40 (Call 11/01/39)(a)	8,894	9,243,798

Security	Par (000)	Value

Transportation (continued)
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)(a)	$12,679	$11,622,089
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)(a)	10,095	8,931,752
2.45%, 12/02/31 (Call 09/02/31)	18,511	15,402,252
3.00%, 12/02/41 (Call 06/02/41)(a)	10,402	7,828,870
3.10%, 12/02/51 (Call 06/02/51)	20,750	14,069,670
6.13%, 09/15/2115 (Call 03/15/2115)	7,671	7,796,455
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	9,881	9,206,716
3.80%, 03/01/28 (Call 12/01/27)(a)	10,665	10,120,189
3.80%, 11/01/46 (Call 05/01/46)(a)	4,766	3,720,208
4.10%, 11/15/32 (Call 08/15/32)(a)	11,833	10,904,674
4.10%, 03/15/44 (Call 09/15/43)(a)	9,251	7,744,147
4.25%, 03/15/29 (Call 12/15/28)	9,982	9,472,390
4.30%, 03/01/48 (Call 09/01/47)(a)	7,379	6,257,455
4.50%, 11/15/52 (Call 05/15/52)(a)	6,440	5,553,291
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	9,638	7,816,753
3.10%, 08/05/29 (Call 05/05/29)(a)	9,467	8,345,854
3.25%, 04/01/26 (Call 01/01/26)(a)	787	745,702
3.25%, 05/15/41 (Call 11/15/40)(a)	6,543	4,706,006
4.05%, 02/15/48 (Call 08/15/47)	10,885	8,347,704
4.25%, 05/15/30 (Call 02/15/30)(a)	8,504	7,975,556
4.40%, 01/15/47 (Call 07/15/46)	5,883	4,805,410
4.55%, 04/01/46 (Call 10/01/45)(a)	12,284	10,137,736
4.75%, 11/15/45 (Call 05/15/45)	12,052	10,290,821
4.95%, 10/17/48 (Call 04/17/48)(a)	9,350	8,266,164
5.10%, 01/15/44	8,718	7,867,098
5.25%, 05/15/50 (Call 11/15/49)(a)	11,888	11,006,344
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)(a)	3,302	2,187,388
3.16%, 05/15/55 (Call 11/15/54)	7,529	4,938,008
4.55%, 06/01/53 (Call 12/01/52)(a)	7,223	6,209,381
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)	12,006	9,931,953
2.40%, 02/05/30 (Call 11/05/29)(a)	8,880	7,552,440
2.80%, 02/14/32 (Call 11/14/31)(a)	14,335	12,104,619
2.95%, 03/10/52 (Call 09/10/51)(a)	6,920	4,637,203
2.97%, 09/16/62 (Call 03/16/62)	11,488	7,160,791
3.20%, 05/20/41 (Call 11/20/40)(a)	10,562	8,101,268
3.25%, 02/05/50 (Call 08/05/49)(a)	17,593	12,638,985
3.50%, 02/14/53 (Call 08/14/52)	13,442	10,024,369
3.70%, 03/01/29 (Call 12/01/28)	9,842	9,216,667
3.75%, 02/05/70 (Call 08/05/69)	8,723	6,304,470
3.80%, 10/01/51 (Call 04/01/51)(a)	10,979	8,680,030
3.80%, 04/06/71 (Call 10/06/70)(a)	10,551	7,695,055
3.84%, 03/20/60 (Call 09/20/59)(a)	20,016	15,184,186
3.95%, 09/10/28 (Call 06/10/28)(a)	13,074	12,502,308
4.50%, 01/20/33 (Call 10/20/32)(a)	8,765	8,430,944
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	12,190	11,317,482
3.40%, 03/15/29 (Call 12/15/28)(a)	8,521	7,879,044
3.75%, 11/15/47 (Call 05/15/47)(a)	9,113	7,440,659
4.25%, 03/15/49 (Call 09/15/48)	6,370	5,628,186
4.45%, 04/01/30 (Call 01/01/30)(a)	9,611	9,393,927
4.88%, 03/03/33 (Call 12/03/32)	6,340	6,289,863
5.05%, 03/03/53 (Call 09/03/52)(a)	6,340	6,236,948
5.30%, 04/01/50 (Call 10/01/49)(a)	11,791	12,115,425

54	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
6.20%, 01/15/38	$18,078	$20,001,658

		555,804,604

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	9,250	7,177,742
4.45%, 06/01/32 (Call 03/01/32)(a)	9,594	9,119,879
6.59%, 10/15/37	8,745	9,473,129

		25,770,750

Total Long-Term Investments — 97.4% (Cost: $38,672,536,504)		32,468,349,353

Short-Term Securities

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	2,483,535	2,485,025,395
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	722,044	722,044,000

Total Short-Term Securities — 9.6% (Cost: $3,205,107,880)		3,207,069,395

Total Investments — 107.0% (Cost: $41,877,644,384)		35,675,418,748

Liabilities in Excess of Other Assets — (7.0)%		(2,323,538,270)

Net Assets — 100.0%		$33,351,880,478

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash
Funds: Institutional, SL Agency Shares	$2,598,451,695	$—		$(114,623,689	)(a)	$(332,157)	$1,529,546	$2,485,025,395	2,483,535	$6,807,546	(b)	$—
BlackRock Cash
Funds: Treasury, SL Agency Shares	203,784,000	518,260,000	(a)	—		—	—	722,044,000	722,044	10,580,783		694

						$(332,157)	$1,529,546	$3,207,069,395		$17,388,329		$694

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$32,468,349,353	$—	$32,468,349,353
Short-Term Securities
Money Market Funds	3,207,069,395	—	—	3,207,069,395

	$3,207,069,395	$32,468,349,353	$—	$35,675,418,748

See notes to financial statements.

56	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2023

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$12,457,390,272	$32,468,349,353
Investments, at value — affiliated(c)	2,862,319,414	3,207,069,395
Cash	4,784,551	—
Foreign currency, at value(d)	21,032	—
Receivables:
Investments sold	2,847,049	166,167,464
Securities lending income — affiliated	1,856,946	756,592
Capital shares sold	8,452,239	12,096,469
Dividends — affiliated	250,569	2,285,408
Interest — unaffiliated	206,512,074	380,199,251

Total assets	15,544,434,146	36,236,923,932

LIABILITIES
Bank overdraft	—	350,340
Collateral on securities loaned, at value	2,766,649,796	2,483,198,579
Payables:
Investments purchased	65,609,725	396,875,518
Capital shares redeemed	3,037,148	707,760
Investment advisory fees	5,925,742	3,911,257

Total liabilities	2,841,222,411	2,885,043,454

NET ASSETS	$12,703,211,735	$33,351,880,478

NET ASSETS CONSIST OF
Paid-in capital	$16,203,927,871	$40,429,479,385
Accumulated loss	(3,500,716,136)	(7,077,598,907)

NET ASSETS	$12,703,211,735	$33,351,880,478

NET ASSETVALUE
Shares outstanding	170,500,000	315,200,000

Net asset value	$74.51	$105.81

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$14,227,725,287	$38,672,536,504
(b) Securities loaned, at value	$2,661,141,108	$2,393,519,759
(c) Investments, at cost — affiliated	$2,860,147,192	$3,205,107,880
(d) Foreign currency, at cost	$20,556	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Operations

Year Ended February 28, 2023

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$3,298,676	$10,580,783
Interest — unaffiliated	814,827,670	1,199,061,102
Securities lending income — affiliated — net	16,911,333	6,807,546
Other income — unaffiliated	550,513	6,319,189

Total investment income	835,588,192	1,222,768,620

EXPENSES
Investment advisory	73,274,146	48,580,938

Total expenses	73,274,146	48,580,938

Net investment income	762,314,046	1,174,187,682

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(161,357,136)	(891,385,391)
Investments — affiliated	(198,054)	(332,157)
Capital gain distributions from underlying funds — affiliated	198	694
Foreign currency transactions	(77)	—
In-kind redemptions — unaffiliated(a)	(363,095,000)	(911,980,715)

	(524,650,069)	(1,803,697,569)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(900,065,710)	(3,482,136,818)
Investments — affiliated	1,966,661	1,529,546
Foreign currency translations	476	—

	(898,098,573)	(3,480,607,272)

Net realized and unrealized loss	(1,422,748,642)	(5,284,304,841)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(660,434,596)	$(4,110,117,159)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

58	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$762,314,046	$708,867,844	$1,174,187,682	$878,555,782
Net realized gain (loss)	(524,650,069)	225,744,405	(1,803,697,569)	667,781,490
Net change in unrealized appreciation (depreciation)	(898,098,573)	(877,637,459)	(3,480,607,272)	(2,920,354,039)

Net increase (decrease) in net assets resulting from operations	(660,434,596)	56,974,790	(4,110,117,159)	(1,374,016,767)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(787,964,633)	(814,300,808)	(1,139,836,897)	(915,064,580)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,518,162,682)	(5,046,604,584)	2,779,402,728	(8,095,864,525)

NET ASSETS
Total decrease in net assets	(3,966,561,911)	(5,803,930,602)	(2,470,551,328)	(10,384,945,872)
Beginning of year	16,669,773,646	22,473,704,248	35,822,431,806	46,207,377,678

End of year	$12,703,211,735	$16,669,773,646	$33,351,880,478	$35,822,431,806

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$83.47	$86.84	$85.71	$85.71	$86.13

Net investment income(a)	3.88	3.06	3.84	4.19	4.46
Net realized and unrealized gain (loss)(b)	(8.87)	(2.95)	1.50	0.18	(0.36)

Net increase (decrease) from investment operations	(4.99)	0.11	5.34	4.37	4.10

Distributions from net investment income(c)	(3.97)	(3.48)	(4.21)	(4.37)	(4.52)

Net asset value, end of year	$74.51	$83.47	$86.84	$85.71	$85.71

Total Return(d)
Based on net asset value	(5.99)%	0.11%	6.56%	5.14%	4.95%

Ratios to Average Net Assets(e)
Total expenses	0.49%	0.48%	0.48%	0.49%	0.49%

Net investment income	5.10%	3.52%	4.59%	4.83%	5.25%

Supplemental Data
Net assets, end of year (000)	$12,703,212	$16,669,774	$22,473,704	$13,456,300	$15,341,864

Portfolio turnover rate(f)	31%	19%	20%	20%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$124.51	$132.40	$132.27	$115.89	$117.11

Net investment income(a)	3.73	2.92	3.55	4.17	4.15
Net realized and unrealized gain (loss)(b)	(18.85)	(7.79)	0.18	16.40	(1.20)

Net increase (decrease) from investment operations	(15.12)	(4.87)	3.73	20.57	2.95

Distributions from net investment income(c)	(3.58)	(3.02)	(3.60)	(4.19)	(4.17)

Net asset value, end of year	$105.81	$124.51	$132.40	$132.27	$115.89

Total Return(d)
Based on net asset value	(12.23)%	(3.76)%	2.83%	18.03%	2.64%

Ratios to Average Net Assets(e)
Total expenses	0.14%	0.14%	0.14%	0.14%	0.15%

Net investment income	3.40%	2.21%	2.66%	3.35%	3.62%

Supplemental Data
Net assets, end of year (000)	$33,351,880	$35,822,432	$46,207,378	$33,106,758	$32,519,973

Portfolio turnover rate(f)	27%	14%	14%	13%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

62	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements  (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$218,089,195	$(218,089,195)	$—		$—
Barclays Capital, Inc.	138,992,302	(138,992,302)	—		—
BMO Capital Markets Corp.	28,656,639	(28,656,639)	—		—
BNP Paribas SA	282,609,029	(282,609,029)	—		—
BofA Securities, Inc.	74,491,812	(74,491,812)	—		—
Citadel Clearing LLC	23,501,717	(23,501,717)	—		—
Citigroup Global Markets, Inc.	31,985,641	(31,985,641)	—		—
Credit Suisse Securities (USA) LLC	16,266,402	(16,266,402)	—		—
Deutsche Bank Securities, Inc.	58,035,025	(58,035,025)	—		—
Goldman Sachs & Co. LLC	542,798,433	(542,798,433)	—		—
HSBC Securities (USA), Inc.	6,963,981	(6,963,981)	—		—
J.P. Morgan Securities LLC	618,540,018	(618,540,018)	—		—
Jefferies LLC	19,493,693	(19,493,693)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	11,885,937	(11,885,937)	—		—
Morgan Stanley	93,734,169	(93,734,169)	—		—
Nomura Securities International, Inc.	28,333,588	(28,333,588)	—		—
Pershing LLC	11,592,208	(11,592,208)	—		—
RBC Capital Markets LLC	178,754,844	(178,754,844)	—		—
Scotia Capital (USA), Inc.	63,030,444	(63,030,444)	—		—
State Street Bank & Trust Co.	157,360,499	(157,360,499)	—		—
Toronto-Dominion Bank	5,298,862	(5,298,862)	—		—
Wells Fargo Bank N.A.	14,836,146	(14,836,146)	—		—
Wells Fargo Securities LLC	35,890,524	(35,890,524)	—		—

	$2,661,141,108	$(2,661,141,108)	$—		$—

64	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$375,434,382	$(375,434,382)	$—		$—
Barclays Capital, Inc.	99,329,876	(99,329,876)	—		—
BMO Capital Markets Corp.	19,195,822	(19,195,822)	—		—
BNP Paribas SA	522,005,680	(522,005,680)	—		—
BofA Securities, Inc.	86,407,261	(86,407,261)	—		—
Citadel Clearing LLC	1,292,295	(1,292,295)	—		—
Citigroup Global Markets, Inc.	47,736,584	(47,736,584)	—		—
Credit Suisse Securities (USA) LLC	2,216,871	(2,216,871)	—		—
Deutsche Bank Securities, Inc.	52,678,949	(52,678,949)	—		—
Goldman Sachs & Co. LLC	178,207,053	(178,207,053)	—		—
HSBC Securities (USA), Inc.	55,841,468	(55,841,468)	—		—
J.P. Morgan Securities LLC	345,333,353	(345,333,353)	—		—
Jefferies LLC	9,791,940	(9,791,940)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	14,501,555	(14,501,555)	—		—
Morgan Stanley	143,065,356	(143,065,356)	—		—
Nomura Securities International, Inc.	37,304,258	(37,304,258)	—		—
Pershing LLC	33,566,719	(33,566,719)	—		—
RBC Capital Markets LLC	237,149,403	(237,149,403)	—		—
Scotia Capital (USA), Inc.	17,312,434	(17,312,434)	—		—
State Street Bank & Trust Co.	40,108,290	(40,108,290)	—		—
Toronto-Dominion Bank	6,143,716	(6,143,716)	—		—
UBS AG	5,381,680	(5,381,680)	—		—
Wells Fargo Bank N.A.	3,300,465	(3,300,465)	—		—
Wells Fargo Securities LLC	60,214,349	(60,214,349)	—		—

	$2,393,519,759	$(2,393,519,759)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements  (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
iBoxx $ High Yield Corporate Bond	$4,880,468
iBoxx $ Investment Grade Corporate Bond	2,406,391

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBoxx $ High Yield Corporate Bond	$9,303,141	$220,224,177	$(17,351,003)
iBoxx $ Investment Grade Corporate Bond	353,572,234	160,340,693	(13,138,218)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$8,565,167,080	$4,546,762,754
iBoxx $ Investment Grade Corporate Bond	9,270,482,431	9,273,380,479

66	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

For the year ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBoxx $ High Yield Corporate Bond	$36,917,401,912	$43,315,482,502
iBoxx $ Investment Grade Corporate Bond	39,686,952,575	36,851,309,121

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

iBoxx $ High Yield Corporate Bond	$(364,128,481)	$364,128,481
iBoxx $ Investment Grade Corporate Bond	(914,963,312)	914,963,312

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/23	Year Ended 02/28/22

iBoxx $ High Yield Corporate Bond Ordinary income	$787,964,633	$814,300,808

iBoxx $ Investment Grade Corporate Bond Ordinary income	$1,139,836,897	$915,064,580

As of February 28, 2023, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses	)(b)	Total

iBoxx $ High Yield Corporate Bond	$78,632,198	$(1,735,059,098)	$(1,844,289,236)		$(3,500,716,136)
iBoxx $ Investment Grade Corporate Bond	117,941,679	(973,210,854)	(6,222,329,732)		(7,077,598,907)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBoxx $ High Yield Corporate Bond	$17,163,999,398	$80,723,876	$(1,925,013,588)	$(1,844,289,712)
iBoxx $ Investment Grade Corporate Bond	41,897,748,480	40,377,903	(6,262,707,635)	(6,222,329,732)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements  (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

68	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 02/28/23		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

iBoxx $ High Yield Corporate Bond
Shares sold	592,200,000	$44,736,203,918	368,200,000	$31,872,052,303
Shares redeemed	(621,400,000)	(47,254,366,600)	(427,300,000)	(36,918,656,887)

	(29,200,000)	$(2,518,162,682)	(59,100,000)	$(5,046,604,584)

iBoxx $ Investment Grade Corporate Bond
Shares sold	401,600,000	$44,125,796,480	337,600,000	$44,475,136,382
Shares redeemed	(374,100,000)	(41,346,393,752)	(398,900,000)	(52,571,000,907)

	27,500,000	$2,779,402,728	(61,300,000)	$(8,095,864,525)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2023, the related statements of operations for the year ended February 28, 2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2023 and each of the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.

iShares iBoxx $ High Yield Corporate Bond ETF iShares iBoxx $ Investment Grade Corporate Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 20, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

70	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2023:

iShares ETF	Federal Obligation Interest

iBoxx $ High Yield Corporate Bond	$478,126
iBoxx $ Investment Grade Corporate Bond	1,534,711

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2023:

iShares ETF	Interest Dividends

iBoxx $ High Yield Corporate Bond	$791,884,896
iBoxx $ Investment Grade Corporate Bond	1,172,808,820

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2023:

iShares ETF	Interest-Related Dividends

iBoxx $ High Yield Corporate Bond	$515,102,820
iBoxx $ Investment Grade Corporate Bond	945,805,776

I M P O R T A N T T A X I N F O R M A T I O N	71

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

72	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

iBoxx $ High Yield Corporate Bond	$3.967094	$—	$—	$3.967094	100%	—%	—%	100%
iBoxx $ Investment Grade Corporate Bond	3.578750	—	—	3.578750	100	—	—	100

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, ( “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, the Company is only required to comply with certain disclosure, reporting and transparency obligations of AIFMD because it has registered the iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) to be marketed to investors in the EU and/or UK.

Report on Remuneration

The Company is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

S U P P L E M E N T A L I N F O R M A T I O N	73

Supplemental Information (unaudited) (continued)

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2022 was USD 4,121 million. This figure is comprised of fixed remuneration of USD 685 million and variable remuneration of USD 3,436 million. There was a total of 8 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2022, to its senior management was USD 2,958 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 970 million. These figures relate to the entire Company and not to the Funds.

Disclosures Under the EU Sustainable Finance Disclosure Regulation

The iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

74	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 377 funds as of February 28, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (66)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (67)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (68)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	75

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State Investment Funds Committee (since 2022).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

76	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited) (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	77

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

78	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	79

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-204-0223

FEBRUARY 28, 2023

2023 Annual Report

iShares Trust

•	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca

•	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O RT

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. investment-grade bonds lost ground during the 12 months ended February 28, 2023 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned -9.72% in this interval.

The poor return for the fixed-income market reflected the backdrop of elevated inflation and rising short-term interest rates. Consumer price inflation—which began to rise in late 2021—took another leg higher following Russia’s invasion of Ukraine in early 2022, with year-over-year increases of over 8% in each month from March to September. While inflation showed signs of cooling in late 2022, it nonetheless remained in a range of 6.0% to 7.1% over the final four months of the period – well above the U.S. Federal Reserve’s (Fed’s) stated target of 2%.

The Fed responded to rising inflation by winding down its stimulative quantitative easing program and beginning to raise interest rates aggressively. The Fed boosted short-term rates eight times over the course of the 12-month period, moving the benchmark fed funds rate from a range of 0.0% - 0.25% to 4.50% - 4.75%. This represented the fastest increase in such a short span of time in decades. In addition, the Fed’s communications repeatedly stated the central bank’s intent to remain steadfast in its commitment to fighting inflation. This approach quashed periodic hopes for a pivot toward a less restrictive policy, and it prompted investors to ratchet up their expectations for the likely “terminal rate;” in other words, the level at which the Fed could stop raising rates.

These circumstances created significant headwinds for the fixed-income market. The yield on the two-year U.S. Treasury note rose from 1.43% to 4.82% (as its price fell) over the course of the year, while the 10-year yield climbed from 1.83% to 3.92%. As a result of these moves, the yield curve reached its highest level of inversion (in other words, the extent to which short-term rates exceed longer-term rates) since 1981. Typically, an inverted yield curve is seen as a precursor to a recession.

Investment-grade corporate bonds underperformed Treasuries by a modest margin. Investors’ reduced appetite for risk contributed to an increase in yield spreads versus government issues over the first eight months of the period, as did concerns that the combination of rising inflation and slowing economic growth would crimp both profit margins and earnings. Corporates experienced improving relative performance from November onward, however, offsetting most of the category’s previous shortfall.

Securitized assets—a category that encompasses mortgage-backed securities (MBS), asset backed securities (ABS) and commercial mortgage-backed securities (CMBS)—outperformed both Treasuries and corporates. MBS were the weakest performer of the three as the Fed’s decision to end its quantitative easing policy reduced a key source of demand. ABS, while losing ground in absolute terms, held up reasonably well due to their shorter average maturities and the continued strength of the U.S. consumer sector. CMBS also outpaced the broader fixed-income market.

4	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® Core 5-10 Year USD Bond ETF

Investment Objective

The iShares Core 5-10 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg U.S. Universal 5-10 Year Index (the “Index”) (formerly the Bloomberg Barclays U.S. Universal 5-10 Year Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(9.51)%	0.45%	0.31%	(9.51)%	2.28%	1.96%
Fund Market	(9.43)	0.47	0.32	(9.43)	2.35	2.02
Index	(9.63)	0.55	0.38	(9.63)	2.77	2.43

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was November 1, 2016. The first day of secondary market trading was November 3, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 980.10	$ 0.25		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023 (continued)	iShares® Core 5-10 Year USD Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	45.9%

Aa	10.1

A	19.2

Baa	10.4

Ba	3.8

B	2.5

Caa	0.6

Ca	0.1

Not Rated	7.4

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	74.4%

Corporate Bonds & Notes	23.4

Foreign Government Obligations	3.1

Collaterized Mortgage Obligations	0.9

Municipal Debt Obligations	—(b)

TBA Sales Commitments	(1.8)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%

6	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® Core 10+ Year USD Bond ETF

Investment Objective

The iSharesCore 10+Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg U.S. Universal 10+ Year Index (the “Index”) (formerly the Bloomberg Barclays U.S. Universal 10+ Year Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(19.44)%	0.20%	2.00%	(19.44)%	1.00%	21.87%
Fund Market	(19.60)	0.19	2.02	(19.60)	0.97	22.09
Index	(19.46)	0.23	2.06	(19.46)	1.15	22.64

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg U.S. Universal 10+ Year Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 960.50	$ 0.29		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023 (continued)	iShares® Core 10+ Year USD Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	41.9%

Aa	6.6

A	19.8

Baa	25.6

Ba	2.6

B	1.3

Caa	0.3

Ca	0.4

Not Rated	1.5

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

Corporate Bonds & Notes	49.6%

U.S. Government & Agency Obligations	39.9

Foreign Government Obligations	7.9

Municipal Debt Obligations	2.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	$200	$189,701
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	50	46,795
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 11/10/29)	340	297,328
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	110	98,864
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31).	500	407,034
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	117,472
Wells Fargo Commercial Mortgage Trust 4.01%, 03/15/51 (Call 03/15/28)(a)	250	235,562
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	30	25,052

		1,417,808

Total Collaterized Mortgage Obligations — 0.9% (Cost: $1,575,358)		1,417,808

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)	11	8,406
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(b)	13	10,518
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	17	14,158
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	15	14,402
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	5	4,118
4.00%, 02/15/30 (Call 02/15/25)	3	2,597
4.88%, 01/15/29 (Call 01/15/24)(c)	3	2,787
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	3	943
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	20	16,419
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	10	8,254
4.63%, 03/15/30 (Call 03/15/25)(b)	10	8,200
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	13	11,158

		101,960

Aerospace & Defense — 0.3%
Boeing Co. (The)
3.20%, 03/01/29 (Call 12/01/28)	60	52,801
3.63%, 02/01/31 (Call 11/01/30)	50	43,812
5.15%, 05/01/30 (Call 02/01/30)	50	48,446
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	16	15,002
7.50%, 02/01/29 (Call 02/01/26)(b)	10	9,838
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	30	27,955
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	15	12,871
6.75%, 01/15/28	2	2,058
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	8,605
4.40%, 06/15/28 (Call 03/15/28)	60	57,800

Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	$10	$8,178
3.90%, 06/15/32 (Call 03/15/32)	5	4,638
Northrop Grumman Corp., 4.70%, 03/15/33 (Call 12/15/32)	50	48,211
Raytheon Technologies Corp.
2.38%, 03/15/32 (Call 12/15/31)	15	12,088
4.13%, 11/16/28 (Call 08/16/28)	75	71,417
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	7	5,776
9.38%, 11/30/29 (Call 11/30/25)(b)	15	15,891
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	20	17,189
4.88%, 05/01/29 (Call 05/01/24)	10	8,612
6.75%, 08/15/28 (Call 02/15/25)(b)	20	19,896

		491,084

Agriculture — 0.2%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	25	18,865
3.40%, 05/06/30 (Call 02/06/30)	5	4,305
4.80%, 02/14/29 (Call 11/14/28)	25	23,984
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	25	22,498
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	20	16,766
3.46%, 09/06/29 (Call 06/06/29)	20	17,138
4.74%, 03/16/32 (Call 12/16/31)	20	17,862
4.91%, 04/02/30 (Call 01/02/30)	20	18,474
7.75%, 10/19/32 (Call 07/19/32)	10	10,737
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	25	23,372
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(b)	35	27,314
3.25%, 05/23/29 (Call 02/23/29)(b)	15	13,531
4.00%, 06/22/32 (Call 03/22/32)(b)	25	23,095
5.13%, 10/11/32 (Call 07/11/32)(b)(c)	5	5,012
Darling Ingredients Inc., 6.00%, 06/15/30 (Call 06/15/25)(b)	10	9,667
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	5	4,044
3.38%, 08/15/29 (Call 05/15/29)	25	22,469
5.13%, 02/15/30 (Call 12/15/29)	20	19,576
5.38%, 02/15/33 (Call 11/15/32)	20	19,665
5.63%, 11/17/29 (Call 09/17/29)	10	10,135
5.75%, 11/17/32 (Call 08/17/32)	50	50,562
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	12	10,400

		389,471

Airlines — 0.1%
Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.30%, 07/15/31(b)	4	3,352
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	11	9,642
American Airlines 2017-2 Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	23	20,171
American Airlines 2021-1 Pass Through Trust, Series B, Class B, 3.95%, 01/11/32	2	1,656
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	37	35,156
American Airlines Pass Through Trust, Series 2016-2, Class A, 3.65%, 12/15/29	3	3,027
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)	5	4,297

10	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
4.38%, 04/19/28 (Call 01/19/28)	$10	$9,127
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	25	23,658
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/25)(b)	25	22,199
United Airlines Pass Through Trust, Series 2016-2, Class AA, 2.88%, 04/07/30	4	3,276

		135,561

Apparel — 0.0%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	8	6,552
4.25%, 03/15/29 (Call 03/15/24)(b)	3	2,575
Hanesbrands Inc., 9.00%, 02/15/31 (Call 02/15/26)	10	10,115
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	5	4,222
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	5	4,094
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	10	7,947
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	30	24,776
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)	10	8,061

		68,342

Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	12	9,956
5.88%, 06/01/29 (Call 06/01/24)(b)	4	3,790
BMW U.S. Capital LLC
3.70%, 04/01/32 (Call 01/01/32)(b)	10	9,034
3.75%, 04/12/28 (Call 01/12/28)(b)	35	33,063
4.15%, 04/09/30 (Call 01/09/30)(b)	25	23,710
Ford Holdings LLC, 9.30%, 03/01/30	2	2,242
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	33	25,050
6.10%, 08/19/32 (Call 05/19/32)	25	23,365
6.38%, 02/01/29(c)	1	983
6.63%, 10/01/28	3	3,015
7.45%, 07/16/31(c)	40	41,419
9.63%, 04/22/30 (Call 01/22/30)	3	3,452
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (Call 12/10/28)	10	8,121
3.63%, 06/17/31 (Call 03/17/31)	8	6,341
4.00%, 11/13/30 (Call 08/13/30)	10	8,339
5.11%, 05/03/29 (Call 02/03/29)	10	9,139
7.35%, 03/06/30 (Call 01/06/30)	20	20,254
General Motors Co.
5.00%, 10/01/28 (Call 07/01/28)	60	58,100
5.40%, 10/15/29 (Call 08/15/29)	15	14,428
5.60%, 10/15/32 (Call 07/15/32)(c)	30	28,524
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	10	7,682
3.60%, 06/21/30 (Call 03/21/30)	10	8,570
5.65%, 01/17/29 (Call 10/17/28)	45	44,091
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	10	8,677
Hyundai Capital America
2.00%, 06/15/28 (Call 04/15/28)(b)	10	8,338
2.10%, 09/15/28 (Call 07/17/28)(b)	5	4,148
6.38%, 04/08/30 (Call 01/08/30)(b)(c)	40	41,450
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(b)	3	2,399
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	20	24,744
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(b)	40	31,999

Security	Par (000)	Value

Auto Manufacturers (continued)
Nissan Motor Acceptance Corp., 2.75%, 03/09/28 (Call 01/09/28)(b)	$10	$8,280
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	10	9,128
Toyota Motor Corp., 2.76%, 07/02/29	14	12,437
Toyota Motor Credit Corp.
3.38%, 04/01/30	85	77,751
4.45%, 06/29/29	10	9,780
4.70%, 01/12/33	10	9,806
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	3	2,614

		644,219

Auto Parts & Equipment — 0.1%
Adient Global Holdings, 8.25%, 04/15/31	15	15,000
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)	12	9,725
6.88%, 07/01/28 (Call 07/01/23)	5	4,487
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	4,036
4.50%, 02/15/32 (Call 02/15/27)	5	3,987
5.63%, 06/15/28 (Call 06/15/23)	7	6,339
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	5	4,541
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)	8	6,040
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 (Call 04/15/29)(c)	9	7,831
5.25%, 04/30/31 (Call 01/30/31)(c)	5	4,284
5.25%, 07/15/31 (Call 04/15/31)(c)	14	11,905
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)	25	18,954
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)(c)	5	3,710
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	5	4,738
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	3	1,314

		106,891

Banks — 3.6%
Banco Santander SA, 2.75%, 12/03/30	20	15,574
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34 (Call 09/25/29), (5 year CMT + 1.900%)(a)(d)	200	170,000
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (1 day SOFR + 1.530%)(a)	30	23,341
1.92%, 10/24/31 (Call 10/24/30), (1 day SOFR + 1.370%)(a)	95	73,691
2.30%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.220%)(a)	40	31,286
2.48%, 09/21/36 (Call 09/21/31), (5 year CMT + 1.200%)(a)	35	26,213
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	40	32,922
2.57%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.210%)(a)	60	47,797
2.59%, 04/29/31 (Call 04/29/30), (1 day SOFR + 2.150%)(a)	40	33,040
2.69%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.320%)(a)	50	40,553
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	10	8,472
2.97%, 02/04/33 (Call 02/04/32), (1 day SOFR + 1.330%)(a)	45	36,832

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	$30	$26,043
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	45	41,185
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	30	28,169
4.57%, 04/27/33 (Call 04/27/32), (1 day SOFR + 1.830%)(a)	70	65,054
5.02%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.160%)(a)	90	86,583
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1 day SOFR + 1.220%)(a)	50	40,686
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32), (5 year CMT + 1.400%)(a)	30	23,543
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)	30	23,608
2.50%, 01/26/32 (Call 10/26/31)	35	28,555
3.00%, 10/30/28 (Call 07/30/28)	10	8,930
3.30%, 08/23/29 (Call 05/23/29)	30	26,799
3.85%, 04/28/28	15	14,231
3.85%, 04/26/29 (Call 02/26/29)	10	9,359
4.71%, 02/01/34 (Call 02/01/33)	30	28,820
5.83%, 10/25/33 (Call 10/25/32), (1 day SOFR + 2.074%)(a)	20	20,827
Series J, 1.90%, 01/25/29 (Call 11/25/28)	10	8,368
Bank of Nova Scotia (The)
2.45%, 02/02/32	75	60,409
4.85%, 02/01/30	10	9,702
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	5	4,732
Barclays PLC, 4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	220	209,273
BNP Paribas SA, 2.16%, 09/15/29 (Call 09/15/28), (1 day SOFR + 1.218%)(a)	200	165,588
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)	21	18,530
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (1 day SOFR + 1.177%)(a)	45	35,498
2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(a)	35	28,082
2.57%, 06/03/31 (Call 06/03/30), (1 day SOFR + 2.107%)(a)	100	81,994
2.67%, 01/29/31 (Call 01/29/30), (1 day SOFR + 1.146%)(a)	75	62,472
2.98%, 11/05/30 (Call 11/05/29), (1 day SOFR + 1.422%)(a)	30	25,568
3.06%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.351%)(a)	60	49,225
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(a)	40	34,790
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	55	50,197
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	10	9,308
4.13%, 07/25/28	25	23,380
4.41%, 03/31/31 (Call 03/31/30), (1 day SOFR + 3.914%)(a)	60	55,886
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	35	28,936
2.64%, 09/30/32 (Call 07/02/32)	20	15,237

Security	Par (000)	Value

Banks (continued)
3.25%, 04/30/30 (Call 01/30/30)	$30	$26,202
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	35	32,623
Commonwealth Bank of Australia, 3.90%, 03/16/28(b)	50	47,455
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 01/14/31), (1 day SOFR + 2.757%)(a)	10	7,900
3.74%, 01/07/33 (Call 10/07/31), (1 day SOFR + 2.257%)(a)	10	7,630
5.88%, 07/08/31 (Call 04/08/30), (1 day SOFR + 5.438%)(a)	5	4,603
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	10	10,756
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)	30	28,423
4.77%, 07/28/30 (Call 07/28/29), (1 day SOFR + 2.127%)(a)	10	9,592
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	34	34,817
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (1 day SOFR + 1.090%)(a)	40	30,734
2.38%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.248%)(a)	35	27,504
2.60%, 02/07/30 (Call 11/07/29)	25	21,025
2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(a)	55	44,206
2.65%, 10/21/32 (Call 10/21/31), (1 day SOFR + 1.264%)(a)	65	51,836
3.10%, 02/24/33 (Call 02/24/32), (1 day SOFR + 1.410%)(a)	60	49,455
3.80%, 03/15/30 (Call 12/15/29)	25	22,688
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	40	36,678
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	75	70,247
HSBC Holdings PLC, 2.80%, 05/24/32 (Call 05/24/31), (1 day SOFR + 1.187%)(a)	270	215,382
Huntington Bancshares Inc., 2.49%, 08/15/36 (Call 08/15/31), (5 year CMT + 1.170%)(a)	15	11,107
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	40	33,472
Intesa Sanpaolo SpA, 4.20%, 06/01/32 (Call 06/01/31), (1 year CMT + 2.600%)(a)(b)	10	7,586
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (3 mo. SOFR + 1.105%)(a)	40	30,809
2.07%, 06/01/29 (Call 06/01/28), (1 day SOFR + 1.015%)(a)	25	21,078
2.52%, 04/22/31 (Call 04/22/30), (1 day SOFR + 2.040%)(a)	60	49,661
2.55%, 11/08/32 (Call 11/08/31), (1 day SOFR + 1.180%)(a)	70	55,851
2.58%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.250%)(a)	75	60,739
2.74%, 10/15/30 (Call 10/15/29), (1 day SOFR + 1.510%)(a)	25	21,062
2.96%, 05/13/31 (Call 05/13/30), (1 day SOFR + 2.515%)(a)	80	67,223
2.96%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.260%)(a)	45	37,074
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	30	27,888

12	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	$35	$32,791
4.49%, 03/24/31 (Call 03/24/30), (3 mo. SOFR + 3.790%)(a)	25	23,582
4.57%, 06/14/30 (Call 06/14/29), (1 day SOFR + 1.750%)(a)	15	14,241
4.59%, 04/26/33 (Call 04/26/32), (1 day SOFR + 1.800%)(a)	75	69,939
4.91%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.080%)(a)	45	43,072
5.72%, 09/14/33 (Call 09/14/32), (1 day SOFR + 2.580%)(a)	50	49,515
KeyCorp, 2.55%, 10/01/29	65	54,998
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(b)	15	14,124
Kreditanstalt fuer Wiederaufbau, 1.75%, 09/14/29	10	8,640
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31), (1 day SOFR + 1.440%)(a)(b)	20	15,926
4.65%, 03/27/29 (Call 03/27/28), (3 mo. LIBOR US + 1.727%)(a)(b)(c)	50	48,309
5.03%, 01/15/30 (Call 01/15/29), (3 mo. LIBOR US + 1.750%)(a)(b)	80	77,881
Mitsubishi UFJ Financial Group Inc.
3.74%, 03/07/29	70	64,102
3.96%, 03/02/28	50	47,117
4.05%, 09/11/28	35	32,803
Mizuho Financial Group Inc.
2.56%, 09/13/31	20	15,556
5.67%, 09/13/33 (Call 09/13/32), (1 year CMT + 2.400%)(a)	70	70,085
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (1 day SOFR + 1.034%)(a)	45	34,223
1.93%, 04/28/32 (Call 04/28/31), (1 day SOFR + 1.020%)(a)	60	45,896
2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(a)	50	38,906
2.48%, 09/16/36 (Call 09/16/31), (1 day SOFR + 1.360%)(a)	50	37,278
2.51%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.200%)(a)	55	43,449
2.70%, 01/22/31 (Call 01/22/30), (1 day SOFR + 1.143%)(a)	35	29,235
2.94%, 01/21/33 (Call 01/21/32), (1 day SOFR + 1.290%)(a)	70	57,346
3.62%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.120%)(a)	30	26,548
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	10	9,420
4.89%, 07/20/33 (Call 07/20/32), (1 day SOFR + 2.076%)(a)	25	23,742
5.12%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.730%)(a)	15	14,736
6.34%, 10/18/33 (Call 10/18/32), (1 day SOFR + 2.560%)(a)	20	21,091
7.25%, 04/01/32	50	56,630
National Australia Bank Ltd., 2.33%, 08/21/30(b)	20	15,618
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	35	28,618

Security	Par (000)	Value

Banks (continued)
3.15%, 05/03/29 (Call 02/03/29)	$10	$9,089
6.13%, 11/02/32 (Call 08/02/32)	15	15,819
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1 day SOFR + 0.979%)(a)	15	12,167
2.55%, 01/22/30 (Call 10/24/29)	80	68,098
3.45%, 04/23/29 (Call 01/23/29)	50	45,997
6.04%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.140%)(a)	35	36,384
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	40	33,559
Royal Bank of Canada, 2.30%, 11/03/31	80	64,198
Societe Generale SA, 3.00%, 01/22/30(b)	20	16,741
Standard Chartered PLC, 4.64%, 04/01/31 (Call 04/01/30), (1 year CMT + 3.850%)(a)(b)	100	94,025
State Street Corp.
2.20%, 03/03/31	5	4,020
2.40%, 01/24/30	10	8,551
2.62%, 02/07/33 (Call 02/07/32), (1 day SOFR + 1.002%)(a)	65	53,380
3.03%, 11/01/34 (Call 11/01/29), (1 day SOFR + 1.490%)(a)	15	12,823
4.16%, 08/04/33 (Call 08/04/32), (1 day SOFR + 1.726%)(a)	20	18,344
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	25	19,601
3.04%, 07/16/29	40	34,655
3.94%, 07/19/28	25	23,366
4.31%, 10/16/28	15	14,214
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	35	25,955
2.10%, 05/15/28 (Call 03/15/28)(c)	10	8,401
4.57%, 04/29/33 (Call 04/29/32), (1 day SOFR + 1.967%)(a)(c)	10	9,023
Toronto-Dominion Bank (The)
2.00%, 09/10/31	35	27,484
2.45%, 01/12/32	10	8,103
3.20%, 03/10/32	20	17,204
4.46%, 06/08/32	30	28,259
Truist Financial Corp.
3.88%, 03/19/29 (Call 02/19/29)	15	13,928
4.92%, 07/28/33 (Call 07/28/32), (1 day SOFR + 2.240%)(a)	20	18,851
5.12%, 01/26/34 (Call 01/26/33)	15	14,597
6.12%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.300%)(a)	25	26,190
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	50	38,765
2.49%, 11/03/36 (Call 11/03/31), (5 year CMT + 0.950%)(a)	20	15,381
3.00%, 07/30/29 (Call 04/30/29)	25	21,963
4.84%, 02/01/34 (Call 02/01/33)	50	47,852
4.97%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.110%)(a)	25	23,839
5.85%, 10/21/33 (Call 10/21/32), (1 day SOFR + 2.090%)(a)	10	10,302
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31), (1 year CMT + 1.000%)(a)(b)	20	15,422
3.13%, 08/13/30 (Call 08/13/29), (3 mo. LIBOR US + 1.468%)(a)(b)	200	171,914

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5 year CMT + 4.750%)(a)(b)	$20	$16,932
7.30%, 04/02/34 (Call 04/02/29), (5 year USD ICE Swap + 4.914%)(a)(b)	20	18,835
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	22,995
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30), (1 day SOFR + 1.262%)(a)	35	29,175
2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(a)	60	51,052
3.35%, 03/02/33 (Call 03/02/32), (1 day SOFR + 1.500%)(a)	75	63,436
4.15%, 01/24/29 (Call 10/24/28)	45	42,147
4.48%, 04/04/31 (Call 04/04/30), (1 day SOFR + 4.032%)(a)	15	14,096
4.90%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.100%)(a)	50	47,713
Westpac Banking Corp.
2.15%, 06/03/31	55	45,746
2.67%, 11/15/35 (Call 11/15/30), (5 year CMT + 1.750%)(a)	35	26,875
4.11%, 07/24/34 (Call 07/24/29), (5 year CMT + 2.000%)(a)	51	45,039
5.41%, 08/10/33 (Call 08/10/32), (1 year CMT + 2.680%)(a)	10	9,584
Wintrust Financial Corp., 4.85%, 06/06/29	10	9,116

		5,929,216

Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	35	31,872
4.00%, 04/13/28 (Call 01/13/28)	37	35,334
4.75%, 01/23/29 (Call 10/23/28)	65	63,944
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv
Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(d)	60	55,146
Coca-Cola Co. (The)
1.00%, 03/15/28	25	20,936
2.13%, 09/06/29	75	64,142
2.25%, 01/05/32	45	37,149
3.45%, 03/25/30	15	13,794
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	10	8,491
3.15%, 08/01/29 (Call 05/01/29)	30	26,323
4.65%, 11/15/28 (Call 08/15/28)	25	24,167
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	15	13,061
3.95%, 04/15/29 (Call 02/15/29)	70	64,737
4.05%, 04/15/32 (Call 01/15/32)	10	9,042
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	15	12,177
1.95%, 10/21/31 (Call 07/21/31)	30	24,153
2.63%, 07/29/29 (Call 04/29/29)	75	66,192
2.75%, 03/19/30 (Call 12/19/29)	60	52,896
4.45%, 02/15/33 (Call 11/15/32)	10	9,839
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	6	5,147
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)	11	8,738

		647,280

Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	65	54,436
2.00%, 01/15/32 (Call 10/15/31)	45	34,820

Security	Par (000)	Value

Biotechnology (continued)
2.45%, 02/21/30 (Call 11/21/29)	$25	$20,989
3.35%, 02/22/32 (Call 11/22/31)	10	8,661
5.25%, 03/02/30 (Call 01/02/30)	45	44,773
5.25%, 03/02/33 (Call 12/02/32)	50	49,629
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	30	24,299
CSL Finance PLC, 4.25%, 04/27/32 (Call 01/27/32)(b)	20	18,729
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)(c)	6	3,552
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	20	15,806
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	10	8,543
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	50	38,924
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	30	22,834

		345,995

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	8	7,029
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	15	12,588
5.00%, 03/01/30 (Call 03/01/25)(b)	10	9,019
6.38%, 06/15/32 (Call 06/15/27)(b)	10	9,613
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(b)	10	9,496
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	15	12,651
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	5	3,629
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)(c)	5	3,747
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	25	21,299
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	10	9,207
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	55	43,381
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	3	2,505
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	10	7,970
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	15	11,699
2.00%, 02/15/31 (Call 11/15/30)	25	19,350
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	5	4,084
5.38%, 02/01/28 (Call 03/31/23)(b)	5	4,695
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)	5	4,071
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(c)	10	8,727
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	4	3,664
9.75%, 07/15/28 (Call 07/15/23)(b)	2	1,914
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(b)(c)	7	6,204
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	22,951
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(b)	7	5,897
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	18	15,981
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	13	9,967
4.38%, 07/15/30 (Call 07/15/25)(b)	27	22,476
4.75%, 01/15/28 (Call 01/15/24)(b)	7	6,284
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	5	4,601
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	5	4,707

14	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	$30	$27,636
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)	5	3,147

		340,189

Chemicals — 0.4%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	30	25,069
4.80%, 03/03/33 (Call 12/03/32)	10	9,974
Ashland LLC, 3.38%, 09/01/31 (Call 06/01/31)(b)	10	7,969
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(b)	11	8,536
7.50%, 09/30/29 (Call 09/30/24)(b)	3	2,047
Avient Corp., 7.13%, 08/01/30 (Call 08/01/25)(b)	10	10,019
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)(c)	5	4,163
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	4,504
Celanese U.S. Holdings LLC, 6.38%, 07/15/32 (Call 04/15/32)(c)	35	33,981
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	15	12,189
5.75%, 11/15/28 (Call 11/15/23)(b)	6	5,274
CNAC HK Finbridge Co. Ltd., 3.00%, 09/22/30(d)	200	165,842
Consolidated Energy Finance SA, 5.63%, 10/15/28 (Call 10/15/24)(b)	4	3,421
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	5	4,486
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)(c)	5	4,052
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	20	16,161
4.80%, 11/30/28 (Call 08/30/28)	10	9,805
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	40	39,321
Eastman Chemical Co., 5.75%, 03/08/33 (Call 12/08/32)	10	9,930
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)(c)	25	19,946
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	11	9,530
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(b)	10	7,958
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	2	1,754
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	5	3,979
4.50%, 05/01/29 (Call 02/01/29)	20	18,231
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	5	4,475
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	5	4,288
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (Call 08/01/30)(b)	25	19,296
4.45%, 09/26/28 (Call 06/26/28)	5	4,658
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(b)(c)	5	3,789
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(b)	8	6,769
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	10	9,167
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	3	2,691
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	5	4,385
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	10	9,431
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(c)	5	4,557
5.63%, 08/01/29 (Call 08/01/24)	10	9,520
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	5	4,184
6.25%, 10/01/29 (Call 10/01/24)(b)(c)	7	5,700
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	17,220

Security	Par (000)	Value

Chemicals (continued)
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	$20	$15,791
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	8	6,934
6.63%, 05/01/29 (Call 05/01/24)(b)	10	8,144
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	10	7,818
2.95%, 08/15/29 (Call 05/15/29)	10	8,668
SPCM SA, 3.38%, 03/15/30 (Call 03/15/25)(b)	5	4,180
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(b)(c)	5	3,341
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	13	10,589
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	5	4,043
4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,885
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(b)(c)	11	8,593
WR Grace Holdings LLC
5.63%, 08/15/29 (Call 08/15/24)(b)	19	15,312
7.38%, 03/01/31 (Call 03/01/26)	5	4,964
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	21	19,818
YPF SA, 9.00%, 06/30/29 (Call 12/30/28)(d)	25	21,692

		693,043

Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	4,258
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	3	3,000

		7,258

Commercial Services — 0.5%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	7	6,021
4.88%, 07/15/32(b)	15	12,867
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	3	2,771
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (Call 06/01/24)(b)(c)	12	9,001
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	30	24,983
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)(c)	5	4,260
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	5	4,301
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	11	9,208
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	5	4,517
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	5	4,451
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	7	6,340
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	15	13,136
Block Inc., 3.50%, 06/01/31 (Call 03/01/31)	13	10,507
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	3	2,410
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)(c)	10	7,703
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	10	8,382
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	25	19,675
Garda World Security Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)	5	4,094
7.75%, 02/15/28 (Call 02/15/25)(b)	5	4,906
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,328
3.75%, 10/01/30 (Call 10/01/25)(b)	16	13,605
4.50%, 07/01/28 (Call 07/01/23)(b)	6	5,523
GEO Group, Inc. (The), 10.50%, 06/30/28 (Call 06/30/23)	10	10,173

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	$20	$16,460
3.20%, 08/15/29 (Call 05/15/29)	20	17,007
4.45%, 06/01/28 (Call 03/01/28)	60	56,039
5.40%, 08/15/32 (Call 05/15/32)	5	4,783
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)	3	2,735
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	35	26,561
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)	5	4,369
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(b)	18	14,942
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	10	8,102
Moody’s Corp.
4.25%, 02/01/29 (Call 11/01/28)	5	4,755
4.25%, 08/08/32 (Call 05/08/32)	15	13,882
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	15	11,334
5.75%, 11/01/28 (Call 11/01/23)(b)(c)	17	11,053
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(b)	50	47,303
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	12	10,695
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	20	16,479
2.85%, 10/01/29 (Call 07/01/29)	20	17,360
4.40%, 06/01/32 (Call 03/01/32)	10	9,412
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	3	2,392
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)	9	6,376
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	5	4,250
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	25	20,701
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	35	30,143
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)(c)	5	4,267
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	25	21,484
2.90%, 03/01/32	10	8,559
4.75%, 08/01/28	20	19,837
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	8,123
4.00%, 05/15/31 (Call 05/15/26)	10	8,445
5.13%, 06/01/29 (Call 06/01/24)(c)	15	14,039
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	3	1,325
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	5	4,202
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	5	4,190
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	10	7,835
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	6	5,039
3.88%, 02/15/31 (Call 08/15/25)	18	15,494
4.00%, 07/15/30 (Call 07/15/25)	5	4,408
5.25%, 01/15/30 (Call 01/15/25)	5	4,738
6.00%, 12/15/29 (Call 12/15/25)(b)	50	50,011
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	10	9,210
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	5	4,518
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)(c)	5	2,570
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)(c)	5	4,199

		752,788
Computers — 0.4%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(b)	3	2,532
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	25	21,128

Security	Par (000)	Value

Computers (continued)
1.65%, 05/11/30 (Call 02/11/30)	$25	$20,420
1.70%, 08/05/31 (Call 05/05/31)	40	31,794
2.20%, 09/11/29 (Call 06/11/29)	20	17,191
3.25%, 08/08/29 (Call 06/08/29)	5	4,597
3.35%, 08/08/32 (Call 05/08/32)(c)	80	72,134
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	15	13,309
4.00%, 07/01/29 (Call 07/01/24)(b)	20	17,540
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)(c)	25	19,781
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(b)	9	7,340
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	6	5,055
Dell Inc., 7.10%, 04/15/28	15	15,975
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)	25	25,366
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	5	3,924
3.40%, 06/17/30 (Call 03/17/30)	50	42,668
4.20%, 04/15/32 (Call 01/15/32)	20	17,201
5.50%, 01/15/33 (Call 10/15/32)	15	14,160
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	100	80,551
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(b)	2	1,801
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	20	14,922
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	10	7,812
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(d)	200	163,654
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(b)	7	6,065
5.13%, 04/15/29 (Call 04/15/24)(b)	20	17,079
5.25%, 10/01/30 (Call 10/01/25)(b)	3	2,510
6.13%, 09/01/29 (Call 09/01/24)(b)	10	9,722
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	25	20,855
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	8	7,319
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	5	4,302
4.13%, 01/15/31 (Call 10/15/30)	5	4,149
9.63%, 12/01/32 (Call 12/01/27)	13	14,044
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	8	6,670
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	10	7,863
3.10%, 02/01/32 (Call 11/01/31)	10	7,201

		728,634

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 4.60%, 03/01/33 (Call 12/01/32)	4	3,996
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	5	4,517
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	10	8,501
5.50%, 06/01/28 (Call 06/01/23)(b)	5	4,672
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	4,280
Procter & Gamble Co. (The)
2.30%, 02/01/32	50	42,182
3.00%, 03/25/30	35	31,670
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	100	79,170

		178,988

16	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(b)	$5	$4,127
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	13	11,195
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	7	5,748

		21,070

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 (Call 08/29/28)	150	127,821
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	5	4,682
Air Lease Corp., 2.10%, 09/01/28 (Call 07/01/28)	70	57,852
Ally Financial Inc.
6.70%, 02/14/33 (Call 11/16/32)	5	4,737
8.00%, 11/01/31	55	59,526
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)	10	9,478
4.42%, 08/03/33 (Call 08/03/32), (1 day SOFR + 1.760%)(a)	15	14,032
4.99%, 05/26/33 (Call 05/26/32), (1 day SOFR + 2.255%)(a)	25	23,934
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	10	8,353
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	3	2,622
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	3	2,554
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(b)	10	8,222
2.00%, 01/30/32 (Call 10/30/31)(b)	10	7,466
2.50%, 01/10/30 (Call 10/10/29)(b)	70	57,186
2.55%, 03/30/32 (Call 12/30/31)(b)	5	3,947
Blue Owl Finance LLC, 4.38%, 02/15/32 (Call 11/15/31)(b)	20	16,492
Brookfield Finance Inc.
4.35%, 04/15/30 (Call 01/15/30)	25	23,032
4.85%, 03/29/29 (Call 12/29/28)	25	24,055
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(b)	5	4,389
6.88%, 04/15/30 (Call 04/15/25)(b)	5	4,307
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (1 day SOFR + 1.337%)(a)	55	40,334
2.62%, 11/02/32 (Call 11/02/31), (1 day SOFR + 1.265%)(a)	5	3,883
3.27%, 03/01/30 (Call 03/01/29), (1 day SOFR + 1.790%)(a)	35	30,254
5.47%, 02/01/29 (Call 02/01/28), (1 day SOFR + 2.080%)(a)	15	14,717
5.82%, 02/01/34 (Call 02/01/33), (1 day SOFR + 2.600%)(a)	25	24,276
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	40	31,347
2.90%, 03/03/32 (Call 12/03/31)	50	42,307
3.25%, 05/22/29 (Call 02/22/29)	10	9,068
4.00%, 02/01/29 (Call 11/01/28)	5	4,725
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	30	22,705
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	10	9,544
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(b)	8	5,098
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	17	11,137
3.63%, 10/01/31 (Call 10/01/26)(b)	8	4,801
Credit Suisse USA Inc., 7.13%, 07/15/32	200	204,918
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)	13	5,471

Security	Par (000)	Value

Diversified Financial Services (continued)
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	$30	$30,998
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)	3	1,905
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(b)	3	2,554
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	15	12,180
4.35%, 06/15/29 (Call 04/15/29)	20	19,367
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)	10	8,771
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	10	8,470
Jefferies Financial Group Inc., 4.15%, 01/23/30	15	13,580
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	10	7,718
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
2.63%, 10/15/31 (Call 07/15/31)	40	31,280
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	55	51,606
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 04/01/24)(b)	5	2,961
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	10	8,814
4.38%, 05/15/31 (Call 05/15/26)(b)	3	2,602
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	10	8,997
3.35%, 03/26/30 (Call 12/26/29)	40	36,694
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	3	2,361
6.50%, 05/01/28 (Call 05/01/24)(b)	13	11,200
Morgan Stanley, 5.95%, 01/19/38 (Call 01/19/33)	25	24,367
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	5	3,867
5.50%, 08/15/28 (Call 08/15/23)(b)	6	5,103
5.75%, 11/15/31 (Call 11/15/26)(b)	14	10,971
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	5	4,253
5.50%, 03/15/29 (Call 06/15/28)	10	8,479
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	5	4,390
6.88%, 08/15/28 (Call 08/15/23)(b)	25	21,287
7.50%, 10/01/30 (Call 10/01/25)(b)	10	9,539
Nomura Holdings Inc., 5.61%, 07/06/29	100	98,556
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	20	18,848
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	10	7,997
4.00%, 09/15/30 (Call 09/15/25)	21	16,035
5.38%, 11/15/29 (Call 05/15/29)	10	8,424
ORIX Corp., 5.20%, 09/13/32	25	24,823
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	5	3,925
5.75%, 09/15/31 (Call 09/15/26)(b)	10	7,967
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	173,942
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	8	6,813
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	25	24,011
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(b)	10	8,062
3.88%, 03/01/31 (Call 03/01/26)(b)	20	15,521
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	30	26,513
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	10	7,526
5.15%, 03/19/29 (Call 12/19/28)	40	37,584
7.25%, 02/02/33 (Call 11/02/32)	10	9,603

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 03/30/24)(b)	$7	$5,796
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	35	29,613
VistaJet Malta Finance PLC/XO Management Holding Inc., 6.38%, 02/01/30 (Call 02/01/25)(b)(c)	13	11,429
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	15	11,657

		1,838,231

Electric — 1.3%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	10	7,946
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	25	21,487
4.25%, 06/15/28 (Call 03/15/28)(b)	10	9,316
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	25	21,963
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	5	4,745
American Electric Power Co. Inc.
5.63%, 03/01/33 (Call 12/01/32)	8	7,991
5.95%, 11/01/32 (Call 08/01/32)	20	20,560
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	25	23,327
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	25	19,216
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)	50	45,973
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	20	17,019
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	12	9,737
4.63%, 02/01/29 (Call 02/01/24)(b)	5	4,215
5.00%, 02/01/31 (Call 02/01/26)(b)	16	13,160
5.13%, 03/15/28 (Call 03/15/23)(b)	25	22,173
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	25	20,532
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	10	8,133
3.75%, 01/15/32 (Call 01/15/27)(b)	5	3,980
4.75%, 03/15/28 (Call 03/15/23)(b)	11	10,105
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	10	9,454
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	5	4,699
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	15	12,111
Consolidated Edison Co. of New York Inc.
5.20%, 03/01/33 (Call 12/01/32)	10	10,017
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	22,339
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	15	13,448
3.80%, 11/15/28 (Call 08/15/28)	10	9,430
4.63%, 05/15/33 (Call 11/15/32)	30	29,156
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	25	23,819
Series C, 3.38%, 04/01/30 (Call 01/01/30)	40	35,056
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	13	11,341
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	5	4,202
5.20%, 04/01/33 (Call 01/01/33)	10	10,013
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	10,656
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	15	12,766
Series A, 6.00%, 12/01/28	10	10,497
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	15	12,321
2.55%, 06/15/31 (Call 03/15/31)	25	20,152
4.50%, 08/15/32 (Call 05/15/32)	10	9,262
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	35	29,801

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC
3.40%, 04/01/32 (Call 01/01/32)	$25	$21,966
3.45%, 03/15/29 (Call 12/15/28)	11	10,043
3.70%, 09/01/28 (Call 06/01/28)	70	65,707
Duquesne Light Holdings Inc., 2.78%, 01/07/32 (Call 10/07/31)(b)	10	7,868
Edison International
4.13%, 03/15/28 (Call 12/15/27)	20	18,637
6.95%, 11/15/29 (Call 09/15/29)	10	10,486
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	55	52,846
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	5	3,243
Entergy Arkansas LLC, 5.15%, 01/15/33 (Call 10/15/32)	10	9,948
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	25	21,140
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	20	17,958
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	75	58,553
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	15	12,846
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	10	9,399
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)	20	17,075
4.05%, 04/15/30 (Call 01/15/30)	40	36,692
FirstEnergy Corp.
Series B, 2.25%, 09/01/30 (Call 06/01/30)	15	11,985
Series C, 7.38%, 11/15/31	10	11,239
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	5	4,378
Florida Power & Light Co., 5.10%, 04/01/33 (Call 01/03/33)	10	9,984
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	18	17,115
Series B, 2.65%, 09/15/29 (Call 06/15/29)	15	12,724
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	5	4,737
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	25	23,928
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	10	9,009
ITC Holdings Corp., 2.95%, 05/14/30 (Call 04/14/30)(b)	10	8,538
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	10	8,172
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	8	6,804
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	25	19,259
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	10	9,337
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	25	23,162
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	6	5,667
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	10	8,402
2.75%, 04/15/32 (Call 01/15/32)	10	8,257
3.90%, 11/01/28 (Call 08/01/28)	15	14,120
Series C, 8.00%, 03/01/32	10	11,834
New York State Electric & Gas Corp., 2.15%, 10/01/31 (Call 07/01/31)(b)	20	15,621
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	25	20,249
2.44%, 01/15/32 (Call 10/15/31)	5	3,958
2.75%, 11/01/29 (Call 08/01/29)	65	55,321
5.00%, 07/15/32 (Call 04/15/32)	55	52,963
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	20	18,393

18	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	$4	$3,260
3.63%, 02/15/31 (Call 02/15/26)(b)	22	17,076
3.88%, 02/15/32 (Call 02/15/27)(b)	13	10,077
4.45%, 06/15/29 (Call 03/15/29)(b)	10	8,900
5.25%, 06/15/29 (Call 06/15/24)(b)	10	8,896
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	10	9,042
Ohio Power Co., Series Q, 1.63%, 01/15/31 (Call 10/15/30)	5	3,856
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	5	4,676
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	35	30,362
3.70%, 11/15/28 (Call 08/15/28)	15	14,087
4.55%, 09/15/32 (Call 06/15/32)	20	19,352
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	15	11,682
4.55%, 07/01/30 (Call 01/01/30)	125	112,869
5.90%, 06/15/32 (Call 03/15/32)	5	4,830
6.15%, 01/15/33 (Call 10/15/32)	5	4,942
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	5	4,462
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	7	6,387
5.25%, 07/01/30 (Call 06/15/25)	18	16,150
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	10	8,669
Progress Energy Inc., 7.75%, 03/01/31	20	22,560
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	25	19,778
3.70%, 06/15/28 (Call 12/15/27)	25	23,619
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	10	8,182
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	20	15,912
3.20%, 05/15/29 (Call 02/15/29)	6	5,403
3.70%, 05/01/28 (Call 02/01/28)	15	14,151
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	30	23,997
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)	5	4,544
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	5	4,114
5.95%, 11/01/32 (Call 08/01/32)	20	20,832
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	9,433
Southern Co. (The)
5.70%, 10/15/32 (Call 04/15/32)	10	10,157
Series A, 3.70%, 04/30/30 (Call 01/30/30)	45	40,572
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	50	47,246
TransAlta Corp., 7.75%, 11/15/29 (Call 11/15/25)	10	10,257
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)	10	7,903
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	55	44,301
2.40%, 03/30/32 (Call 12/30/31)	25	20,189
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	10	9,002
4.38%, 05/01/29 (Call 05/01/24)(b)	19	16,430
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	15	12,748

		2,052,586

Security	Par (000)	Value

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)	$20	$17,085
2.20%, 12/21/31 (Call 09/21/31)	25	20,027
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	12	10,169
4.75%, 06/15/28 (Call 07/01/23)(b)	15	13,090
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(b)	20	20,321

		80,692

Electronics — 0.2%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	25	20,336
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	10	9,763
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	10	7,956
4.35%, 06/01/29 (Call 03/01/29)	5	4,853
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	3	2,611
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	25	23,560
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	45	35,627
5.00%, 02/15/33 (Call 11/15/32)	10	10,121
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(b)	12	10,507
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	30	25,480
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	5	4,395
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	25	21,578
Sensata Technologies BV, 4.00%, 04/15/29 (Call 03/18/24)(b)	17	15,001
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	16	13,417
4.38%, 02/15/30 (Call 11/15/29)(b)	10	8,876
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	5	3,880
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	25	23,977
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	10	8,299
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	10	8,198
2.95%, 04/01/31 (Call 01/01/31)	32	24,434

		282,869

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 4.75%, 01/15/30 (Call 01/15/25)(b)	12	10,389

Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	8	6,994
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	10	8,771
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(c)	15	13,562
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	3	2,512
7.50%, 04/15/32 (Call 04/15/27)(b)	7	6,083
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	3	2,351
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	15	13,682
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(b)	5	4,676
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	3	2,506
4.13%, 02/15/32 (Call 10/15/26)(b)	5	4,117
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	3	2,655
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	5	4,254

		72,163

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 0.2%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(b)	$12	$7,176
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	5	4,452
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)	15	12,834
7.00%, 02/15/30 (Call 02/15/26)(b)	25	25,177
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	12	11,143
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	4,576
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/01/28 (Call 10/01/23)	3	2,906
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(b)	10	8,369
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	3	2,642
International Game Technology PLC, 5.25%, 01/15/29 (Call 01/15/24)(b)	5	4,640
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	14	12,736
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(b)	13	9,283
Magallanes Inc.
4.05%, 03/15/29 (Call 01/15/29)(b)	65	58,090
4.28%, 03/15/32 (Call 12/15/31)(b)	35	30,224
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	6	5,147
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(b)(c)	3	2,439
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	10	7,350
5.88%, 09/01/31 (Call 09/01/26)(b)	11	7,881
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	16	14,087
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(b)	10	9,777
7.25%, 11/15/29 (Call 11/15/24)(b)	10	9,862
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)(c)	16	14,280
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	11	8,697
3.75%, 12/01/29 (Call 12/01/24)(b)	4	3,387
3.88%, 07/15/30 (Call 07/15/25)(b)	7	5,935
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	15	13,408
7.13%, 02/15/31 (Call 11/15/30)(b)(c)	10	9,963

		306,461

Environmental Control — 0.1%
Clean Harbors Inc., 6.38%, 02/01/31 (Call 02/01/26)(b)	10	9,967
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	11	9,295
5.00%, 09/01/30 (Call 09/01/25)	3	2,494
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	5	4,367
4.00%, 08/01/28 (Call 08/01/23)(b)	15	13,143
4.38%, 08/15/29 (Call 08/15/24)(b)	15	12,984
4.75%, 06/15/29 (Call 06/15/24)(b)	5	4,448
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	5	4,274
5.88%, 06/30/29 (Call 06/30/24)(b)	13	10,367
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)	25	19,175
3.95%, 05/15/28 (Call 02/15/28)	20	18,941

Security	Par (000)	Value

Environmental Control (continued)
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	$4	$3,439
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	10	7,906
3.50%, 05/01/29 (Call 02/01/29)	9	8,135
4.25%, 12/01/28 (Call 09/01/28)	15	14,341
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	25	20,858
4.15%, 04/15/32 (Call 01/15/32)	25	23,411

		187,545

Food — 0.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 09/15/23)(b)	25	21,211
4.88%, 02/15/30 (Call 02/15/25)(b)	10	9,005
5.88%, 02/15/28 (Call 08/15/23)(b)	15	14,508
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	3	2,310
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	23,853
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(b)	5	4,362
Conagra Brands Inc., 4.85%, 11/01/28 (Call 08/01/28)	45	43,616
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	30	25,974
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	5	4,338
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	8	6,705
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(b)	15	12,526
3.75%, 12/01/31 (Call 12/01/26)(b)	10	8,019
5.50%, 01/15/30 (Call 01/15/25)(b)	50	47,058
JM Smucker Co. (The), 2.13%, 03/15/32 (Call 12/15/31)	15	11,797
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	10	9,715
Kraft Heinz Foods Co.
4.25%, 03/01/31 (Call 12/01/30)	15	14,027
4.63%, 01/30/29 (Call 10/30/28)	2	1,952
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	15	12,142
4.50%, 01/15/29 (Call 10/15/28)	5	4,815
7.50%, 04/01/31	10	11,285
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	17	14,978
4.38%, 01/31/32 (Call 01/31/27)(b)	7	6,153
4.88%, 05/15/28 (Call 11/15/27)(b)	4	3,776
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(b)	10	7,543
3.20%, 04/01/30 (Call 01/01/30)(b)	5	4,477
McCormick & Co. Inc./MD, 2.50%, 04/15/30 (Call 01/15/30)	15	12,468
Mondelez International Inc., 3.00%, 03/17/32 (Call 12/17/31)	25	21,139
Nestle Holdings Inc., 3.63%, 09/24/28 (Call 06/24/28)(b)	150	142,294
Performance Food Group Inc., 4.25%, 08/01/29 (Call 08/01/24)(b)	16	13,965
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	10	7,792
4.25%, 04/15/31 (Call 04/15/26)	10	8,350
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	15	12,670
4.63%, 04/15/30 (Call 04/15/25)(b)	27	23,417
5.50%, 12/15/29 (Call 12/15/24)(b)	19	17,429
Safeway Inc., 7.25%, 02/01/31	3	2,978
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/09/23)(b)	3	2,839

20	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	$11	$8,972
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	10	7,333
3.00%, 10/15/30 (Call 07/15/30)(b)	5	3,886
5.20%, 04/01/29 (Call 01/01/29)(b)	25	22,921
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	30	24,970
5.95%, 04/01/30 (Call 01/01/30)	10	10,360
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	5	4,290
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	35	33,212
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	5	4,383
4.75%, 02/15/29 (Call 02/15/24)(b)	11	9,924
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)(c)	5	4,749

		726,486

Food Service — 0.0%
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	3	2,453
10.50%, 05/15/29 (Call 05/15/24)(b)	10	6,127

		8,580

Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	5	4,502
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	15	12,529
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)	10	6,586
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	12	9,846
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	40	31,615
3.75%, 01/15/31 (Call 10/15/30)	30	25,399
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(b)	5	4,973

		95,450

Gas — 0.1%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	45	34,906
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	21,565
3.76%, 03/16/32 (Call 12/16/31)(b)	10	8,754
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	9,515
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	30	22,866
3.60%, 05/01/30 (Call 02/01/30)	10	8,932
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	5	3,984
4.05%, 03/15/32 (Call 12/15/31)	35	31,252

		141,774

Hand & Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)	25	24,435
6.30%, 02/15/30 (Call 12/15/29)(b)	5	4,900
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	15	12,186
3.00%, 05/15/32 (Call 02/15/32)(c)	25	20,380

		61,901

Health Care - Products — 0.2%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	8	6,920
4.63%, 07/15/28 (Call 07/15/23)(b)	21	19,313

Security	Par (000)	Value

Health Care - Products (continued)
Baxter International Inc.
2.27%, 12/01/28 (Call 10/01/28)	$33	$27,631
3.95%, 04/01/30 (Call 01/01/30)	15	13,475
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	15	12,819
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	5	4,315
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	25	23,974
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)(c)	5	4,240
6.75%, 02/15/30 (Call 02/15/27)(b)	2	1,805
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	5	5,284
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	12	10,326
4.63%, 02/01/28 (Call 02/01/24)(b)	3	2,803
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	57	47,531
5.25%, 10/01/29 (Call 10/01/24)(b)	33	27,097
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	30	25,918
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	15	11,796
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	5	4,065
3.65%, 03/07/28 (Call 12/07/27)	20	18,838
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	7	6,342
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	80	63,907
2.60%, 10/01/29 (Call 07/01/29)	5	4,329

		342,728

Health Care - Services — 0.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	4	3,643
5.50%, 07/01/28 (Call 07/01/23)(b)	5	4,693
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	3	2,512
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(b)	3	2,100
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	30	25,347
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	15	13,350
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(b)(c)	4	2,475
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)(c)	6	5,180
3.50%, 04/01/30 (Call 04/01/25)(b)(c)	5	4,339
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	36	30,250
2.50%, 03/01/31 (Call 12/01/30)	41	31,997
2.63%, 08/01/31 (Call 05/01/31)	28	21,890
3.00%, 10/15/30 (Call 07/15/30)	26	21,249
3.38%, 02/15/30 (Call 02/15/25)	44	37,259
4.63%, 12/15/29 (Call 12/15/24)	70	64,202
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	4	3,475
4.00%, 03/15/31 (Call 03/15/26)(b)(c)	5	4,300
4.25%, 05/01/28 (Call 05/01/23)(b)	8	7,222
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	13	10,048
5.25%, 05/15/30 (Call 05/15/25)(b)	36	28,934
6.00%, 01/15/29 (Call 01/15/24)(b)	9	7,826
6.13%, 04/01/30 (Call 04/01/25)(b)	20	13,676
6.88%, 04/01/28 (Call 04/01/23)(b)	6	4,069
6.88%, 04/15/29 (Call 04/15/24)(b)(c)	23	16,152
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	21	15,903
4.63%, 06/01/30 (Call 06/01/25)(b)	35	28,835

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	$10	$8,237
2.55%, 03/15/31 (Call 12/15/30)	10	8,284
2.88%, 09/15/29 (Call 06/15/29)	40	34,842
5.50%, 10/15/32 (Call 07/15/32)	65	66,020
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)	5	4,591
4.63%, 04/01/31 (Call 03/30/26)	10	8,541
4.75%, 02/01/30 (Call 02/01/25)	10	8,908
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	11,678
3.50%, 09/01/30 (Call 03/01/30)	30	25,793
3.63%, 03/15/32 (Call 12/15/31)(b)	5	4,226
4.13%, 06/15/29 (Call 03/15/29)	35	31,862
5.63%, 09/01/28 (Call 03/01/28)	70	69,182
5.88%, 02/01/29 (Call 08/01/28)	35	34,980
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	30	23,132
3.13%, 08/15/29 (Call 05/15/29)	30	26,169
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	5	4,158
2.95%, 12/01/29 (Call 09/01/29)	15	12,866
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	10	6,566
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	4	3,416
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	8,452
3.88%, 05/15/32 (Call 02/15/32)(b)	8	6,567
4.38%, 06/15/28 (Call 06/15/23)(b)	13	11,812
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)(c)	3	2,657
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	4,221
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	20,980
4.20%, 06/30/29 (Call 03/30/29)	5	4,726
Roche Holdings Inc., 1.93%, 12/13/28 (Call 10/13/28)(b)	200	171,388
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)(c)	15	12,388
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	20	17,511
4.38%, 01/15/30 (Call 12/01/24)	20	17,505
4.63%, 06/15/28 (Call 06/15/23)	5	4,538
6.13%, 10/01/28 (Call 10/01/23)	30	27,767
6.13%, 06/15/30 (Call 06/15/25)(b)	30	28,599
6.88%, 11/15/31	3	2,778
UnitedHealth Group Inc.
2.00%, 05/15/30	10	8,196
2.88%, 08/15/29	30	26,436
3.88%, 12/15/28	35	33,067
4.20%, 05/15/32 (Call 02/15/32)	30	28,216
5.30%, 02/15/30 (Call 12/15/29)	30	30,398
5.35%, 02/15/33 (Call 11/15/32)	10	10,228
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	20	16,117

		1,298,924

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	5	4,103
3.20%, 11/15/31 (Call 08/15/31)	25	19,045

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)	$10	$8,499
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	15	12,103
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	3	2,387
5.25%, 04/15/29 (Call 04/15/24)(b)	17	14,924
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29 (Call 08/01/28)	17	14,689
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	35	28,054

		103,804

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	10	8,208
4.63%, 04/01/30 (Call 04/01/25)(b)	3	2,415
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)	5	4,485
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	10	7,529
5.00%, 06/15/29 (Call 06/15/24)(b)	3	2,340
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(b)	5	4,093
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/23)(b)	2	1,732
KB Home
4.00%, 06/15/31 (Call 12/15/30)	10	8,171
4.80%, 11/15/29 (Call 05/15/29)	2	1,756
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	3	2,365
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	5	4,066
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	8	6,628
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	15	12,512
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(b)	5	4,307
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	15	12,807
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)	2	1,759
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	13	11,469
5.75%, 01/15/28 (Call 10/15/27)(b)	3	2,832
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	6	4,853
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	3	2,800
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(b)	2	1,908

		109,035

Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	45	42,218
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	17	13,710
4.00%, 04/15/29 (Call 04/15/24)(b)	8	6,834
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(c)	20	19,133

		81,895

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	5	4,094
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	25	19,269
4.88%, 12/06/28 (Call 09/06/28)	10	9,821
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	5	4,165
4.13%, 04/30/31 (Call 04/30/26)(b)	5	4,103
Church & Dwight Co. Inc., 5.60%, 11/15/32 (Call 08/15/32)	15	15,543
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	40	37,978
Kimberly-Clark Corp.
3.10%, 03/26/30 (Call 12/26/29)	20	17,948

22	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
3.20%, 04/25/29 (Call 01/25/29)	$5	$4,556
3.95%, 11/01/28 (Call 08/01/28)	35	33,589
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	9	7,120
5.00%, 10/01/29 (Call 10/01/24)(b)	2	1,730
5.50%, 07/15/30 (Call 07/15/25)(b)	7	6,188

		166,104

Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29 (Call 06/15/29)(c)	5	4,957
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	8	6,432
4.38%, 02/01/32 (Call 08/01/26)	4	3,265
4.50%, 10/15/29 (Call 10/15/24)	3	2,601
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)(c)	10	6,485

		23,740

Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	10	8,154
6.00%, 08/01/29 (Call 08/01/24)(b)	5	4,094
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/01/29 (Call 11/01/24)(b)	8	6,707
6.75%, 04/15/28 (Call 04/15/25)	25	24,453
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	30	26,604
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	35	26,798
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(b)	25	19,247
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	10	8,535
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	45	38,452
4.50%, 12/15/28 (Call 09/15/28)	10	9,670
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31 (Call 05/23/31)	25	19,644
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	40	32,009
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	25	18,884
7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(a)	3	2,980
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	20	17,003
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)	5	4,248
Athene Global Funding
1.99%, 08/19/28(b)	105	85,698
2.72%, 01/07/29(b)	10	8,410
AXA SA, 8.60%, 12/15/30	15	18,419
AXIS Specialty Finance LLC, 4.90%, 01/15/40 (Call 01/15/30), (5 year CMT + 3.186%)(a)	15	12,828
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)	5	4,160
2.88%, 03/15/32 (Call 12/15/31)	20	17,228
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	20	19,657
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	8	6,897
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	5	3,849
4.20%, 03/17/32 (Call 12/17/31)	15	13,121
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)	25	19,396
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	15	11,901
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	9,481

Security	Par (000)	Value

Insurance (continued)
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(b)	$15	$13,522
3.90%, 04/05/32 (Call 01/05/32)(b)	35	30,635
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	10	8,192
Empower Finance 2020 LP, 1.78%, 03/17/31 (Call 12/17/30)(b)	10	7,775
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	10	9,167
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	55	52,280
5.59%, 01/11/33 (Call 10/11/32)	25	24,774
F&G Global Funding, 2.00%, 09/20/28(b)	20	16,660
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (Call 01/17/28)	30	28,755
5.63%, 08/16/32 (Call 05/16/32)(b)	25	23,743
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	5	4,303
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	15	11,237
4.00%, 05/15/30 (Call 02/15/30)	15	13,198
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	20	15,591
4.40%, 10/15/29 (Call 07/15/29)(b)	25	21,594
Globe Life Inc.
4.55%, 09/15/28 (Call 06/15/28)	5	4,909
4.80%, 06/15/32 (Call 03/15/32)	15	14,339
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	15	14,063
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	5	4,306
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(b)	5	4,300
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	50	42,578
Jones Deslauriers Insurance Management Inc., 10.50%, 12/15/30 (Call 12/15/25)	5	5,089
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	35	27,218
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	30	28,357
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	35	29,564
3.40%, 01/15/31 (Call 10/15/30)	15	12,638
3.40%, 03/01/32 (Call 12/01/31)	10	8,297
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)	25	22,435
Marsh & McLennan Companies Inc.
4.38%, 03/15/29 (Call 12/15/28)	41	39,081
5.75%, 11/01/32 (Call 08/01/32)	10	10,386
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	110	108,127
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	5	4,673
New York Life Global Funding, 4.55%, 01/28/33	30	28,850
Northwestern Mutual Global Funding, 1.70%, 06/01/28(b)	5	4,239
Ohio National Financial Services Inc., 6.80%, 01/24/30 (Call 10/24/29)(b)	10	9,550
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	5	4,519
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/12/30)	30	24,460
Principal Life Global Funding II, 2.50%, 09/16/29(b)	5	4,243
Progressive Corp. (The), 3.00%, 03/15/32 (Call 12/15/31)	25	21,634
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	35	30,565
4.30%, 09/30/28 (Call 06/30/28)(b)	15	14,020

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30), (5 year CMT + 3.035%)(a)	$35	$29,588
6.00%, 09/01/52 (Call 06/01/32), (5 year CMT + 3.234%)(a)	35	33,954
Prudential PLC, 3.13%, 04/14/30	45	39,605
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	25	22,895
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)	8	6,846
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	5	4,778
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	10	7,801
4.75%, 04/08/32 (Call 01/08/32)(b)	15	12,728
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	10	7,735
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	9,135
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	20	17,089
Wilton RE Ltd., 6.00%, (Call 10/22/30), (5 year CMT + 5.266%)(a)(b)(e)	5	4,473

		1,499,020

Internet — 0.6%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(b)	5	3,999
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	20	15,960
Amazon.com Inc.
2.10%, 05/12/31 (Call 02/12/31)	100	82,180
3.45%, 04/13/29 (Call 02/13/29)	75	69,674
3.60%, 04/13/32 (Call 01/13/32)	50	45,744
4.65%, 12/01/29 (Call 10/01/29)	25	24,642
4.70%, 12/01/32 (Call 09/01/32)	25	24,702
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)(c)	10	7,699
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	12	9,871
6.13%, 12/01/28 (Call 12/01/23)(b)(c)	5	4,115
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	35	33,966
Cablevision Lightpath LLC, 5.63%, 09/15/28 (Call 09/15/23)(b)	8	5,953
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	3	2,753
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	43	36,531
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	10	7,276
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(c)	17	13,666
3.25%, 02/15/30 (Call 11/15/29)	10	8,436
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	10	8,403
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(b)	5	4,082
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)(c)	10	7,869
4.13%, 08/01/30 (Call 05/01/25)(b)	5	4,155
4.63%, 06/01/28 (Call 06/01/23)(b)	5	4,464
5.63%, 02/15/29 (Call 02/15/24)(b)	3	2,765
Meta Platforms Inc., 3.85%, 08/15/32 (Call 05/15/32)	30	26,930
Netflix Inc.
4.88%, 04/15/28	17	16,483
4.88%, 06/15/30 (Call 03/15/30)(b)	17	16,347
5.38%, 11/15/29(b)	7	6,923
5.88%, 11/15/28	29	29,383

Security	Par (000)	Value

Internet (continued)
6.38%, 05/15/29	$6	$6,232
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 10.75%, 06/01/28 (Call 06/01/23)(b)	2	1,858
NortonLifeLock Inc., 7.13%, 09/30/30 (Call 09/30/25)(b)	5	4,874
Prosus NV, 3.06%, 07/13/31 (Call 04/13/31)(d)	200	153,584
Rakuten Group Inc., 6.25%, (Call 04/22/31), (5 year CMT + 4.956%)(a)(b)(e)	18	11,520
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	183,420
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	16	14,175
6.25%, 01/15/28 (Call 12/17/23)(b)	7	6,888
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	5	4,212

		911,734

Iron & Steel — 0.1%
Allegheny Technologies Inc., 4.88%, 10/01/29 (Call 10/01/24)	5	4,490
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)	20	20,250
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	5	4,881
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	8	7,686
7.63%, 03/15/30 (Call 03/15/25)	2	1,997
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	8	7,307
4.88%, 03/01/31 (Call 03/01/26)(b)	5	4,567
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	5	4,224
4.13%, 01/15/30 (Call 01/15/25)	3	2,619
4.38%, 03/15/32 (Call 03/15/27)	3	2,585
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(b)	15	15,004
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	5	4,263
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	10	8,879
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/06/24)(b)	3	2,353
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(c)	5	5,002
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	65	56,526

		152,633

Leisure Time — 0.1%
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)	45	38,261
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	30	25,363
6.00%, 05/01/29 (Call 11/01/24)(b)	30	23,374
10.50%, 06/01/30 (Call 06/01/25)(b)(c)	12	11,622
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(b)	30	32,101
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	10	7,770
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(b)	5	4,351
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	8	6,665
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	5	3,995
5.50%, 04/01/28 (Call 09/29/27)(b)	21	18,307
7.25%, 01/15/30 (Call 12/15/25)(b)	10	10,025
8.25%, 01/15/29 (Call 04/01/25)(b)	15	15,558
9.25%, 01/15/29 (Call 04/01/25)(b)(c)	10	10,607
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(b)	4	3,441
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(b)	3	2,576
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	10	8,085

		222,101

24	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31 (Call 06/15/26)(b)	$17	$15,012
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	26	21,337
3.75%, 05/01/29 (Call 05/01/24)(b)	6	5,222
4.00%, 05/01/31 (Call 05/01/26)(b)	18	15,300
4.88%, 01/15/30 (Call 01/15/25)	10	9,169
5.75%, 05/01/28 (Call 05/01/23)(b)	4	3,893
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	5	4,204
5.00%, 06/01/29 (Call 06/01/24)(b)	16	14,076
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	12	11,340
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	10	8,719
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	42	39,638
Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	5,635
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(b)	10	8,384
Melco Resorts Finance Ltd.
5.38%, 12/04/29 (Call 12/04/24)(b)	15	12,430
5.75%, 07/21/28 (Call 07/21/23)(b)	10	8,631
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)	6	5,377
Sands China Ltd.
3.35%, 03/08/29 (Call 01/08/29)	10	8,167
3.75%, 08/08/31 (Call 05/08/31)	10	7,874
4.88%, 06/18/30 (Call 03/18/30)	15	13,036
5.90%, 08/08/28 (Call 05/08/28)	25	23,586
Station Casinos LLC, 4.63%, 12/01/31 (Call 06/01/31)(b)	10	8,147
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(b)	17	13,085
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	7	5,896
4.63%, 03/01/30 (Call 12/01/29)(b)	3	2,523
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)(c)	5	4,540
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(b)(c)	8	6,529
5.63%, 08/26/28 (Call 08/26/23)(b)	20	17,054

		298,804

Machinery — 0.2%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)(c)	3	2,631
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	3	2,692
4.13%, 04/15/29 (Call 04/15/24)(b)	3	2,618
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	20	17,425
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	20	20,306
9.50%, 01/01/31 (Call 01/01/26)	10	10,452
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	30	26,830
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	5	4,082
John Deere Capital Corp.
2.00%, 06/17/31	20	16,145
2.45%, 01/09/30	25	21,517
4.35%, 09/15/32	25	24,078
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	4,376
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	10	9,269
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)	5	3,000
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	35	29,496
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	4,635

Security	Par (000)	Value

Machinery (continued)
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	$10	$8,417
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	5	4,589
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(b)(c)	5	4,588
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	11	9,548
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	40	38,601
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	5	4,036

		269,331

Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	15	12,594
3.63%, 09/14/28 (Call 06/14/28)(c)	15	13,922
Amsted Industries Inc., 4.63%, 05/15/30 (Call 05/15/25)(b)	3	2,637
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	35	29,212
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)	3	2,448
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(b)	7	6,372
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	60	53,423
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	4,589
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	25	20,454
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	25	21,671

		167,322
Media — 0.8%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(b)	25	20,484
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	15	11,043
Audacy Capital Corp., 6.75%, 03/31/29 (Call 03/31/24)(b)	5	721
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	7	5,469
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	72	57,765
4.50%, 08/15/30 (Call 02/15/25)(b)	30	24,738
4.50%, 05/01/32 (Call 05/01/26)	25	19,790
4.75%, 03/01/30 (Call 09/01/24)(b)	37	31,115
4.75%, 02/01/32 (Call 02/01/27)(b)	15	12,217
5.38%, 06/01/29 (Call 06/01/24)(b)	21	18,738
6.38%, 09/01/29 (Call 09/01/25)(b)	15	13,992
7.38%, 03/01/31 (Call 03/01/26)(b)	20	19,405
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	10	8,015
4.20%, 03/15/28 (Call 12/15/27)	15	13,778
5.05%, 03/30/29 (Call 12/30/28)	55	51,333
Comcast Corp.
3.40%, 04/01/30 (Call 01/01/30)	25	22,563
4.15%, 10/15/28 (Call 07/15/28)	35	33,463
4.25%, 10/15/30 (Call 07/15/30)	65	61,768
4.25%, 01/15/33	10	9,346
4.65%, 02/15/33 (Call 11/15/32)	40	38,611
5.50%, 11/15/32 (Call 08/15/32)	30	30,836
Cox Communications Inc., 1.80%, 10/01/30 (Call 07/01/30)(b)	10	7,703
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	10	6,859
4.13%, 12/01/30 (Call 12/01/25)(b)	10	7,170
4.50%, 11/15/31 (Call 11/15/26)(b)	20	14,258
4.63%, 12/01/30 (Call 12/01/25)(b)	25	13,459
5.00%, 11/15/31 (Call 11/15/26)(b)	3	1,599
5.75%, 01/15/30 (Call 01/15/25)(b)	65	37,211
6.50%, 02/01/29 (Call 02/01/24)(b)	18	15,261
7.50%, 04/01/28 (Call 04/01/23)(b)	5	3,345

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC 3.63%, 05/15/30 (Call 02/15/30)	$35	$29,933
4.13%, 05/15/29 (Call 02/15/29)	35	31,353
DISH DBS Corp. 5.75%, 12/01/28 (Call 12/01/27)(b)	33	26,357
7.38%, 07/01/28 (Call 07/01/23)	12	8,212
5.13%, 06/01/29	20	11,822
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	70	66,816
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	5	4,286
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	19	14,108
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(b)	16	11,729
Grupo Televisa SAB, 8.50%, 03/11/32	15	17,585
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(b)	10	8,406
Liberty Interactive LLC 8.25%, 02/01/30	5	2,040
8.50%, 07/15/29(c)	2	895
McGraw-Hill Education Inc. 5.75%, 08/01/28 (Call 08/01/24)(b)	16	14,014
8.00%, 08/01/29 (Call 08/01/24)(b)	7	5,976
News Corp. 3.88%, 05/15/29 (Call 05/15/24)(b)	17	14,570
5.13%, 02/15/32 (Call 02/15/27)(b)	10	8,895
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/23)(b)	12	10,484
Paramount Global 3.70%, 06/01/28 (Call 03/01/28)	55	49,310
4.20%, 06/01/29 (Call 03/01/29)	5	4,493
4.20%, 05/19/32 (Call 02/19/32)	5	4,117
4.95%, 01/15/31 (Call 11/15/30)	50	44,737
Radiate Holdco LLC/Radiate Finance Inc., 6.50%, 09/15/28 (Call 09/15/23)(b)	13	6,113
Scripps Escrow II Inc. 3.88%, 01/15/29 (Call 01/15/24)(b)	5	3,984
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	5	3,535
Sinclair Television Group Inc. 4.13%, 12/01/30 (Call 12/01/25)(b)	15	11,624
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	5	3,679
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)	21	16,332
4.00%, 07/15/28 (Call 07/15/24)(b)	24	20,540
4.13%, 07/01/30 (Call 07/01/25)(b)	26	21,227
5.50%, 07/01/29 (Call 07/01/24)(b)	15	13,522
TEGNA Inc. 4.63%, 03/15/28 (Call 03/15/23)	10	8,897
5.00%, 09/15/29 (Call 09/15/24)	13	11,558
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	10	11,296
Univision Communications Inc. 4.50%, 05/01/29 (Call 05/01/24)(b)(c)	11	9,278
7.38%, 06/30/30 (Call 06/30/25)(b)	15	14,232
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	30	25,324
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,214
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	20	16,366
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	10	8,281
5.50%, 05/15/29 (Call 05/15/24)(b)	20	18,094
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(b)	5	4,355
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	20	16,542

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
2.65%, 01/13/31	$45	$38,329
3.80%, 03/22/30	25	23,237
Warner Media LLC, 7.63%, 04/15/31(c)	5	5,229
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(b)	9	7,242
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	10	8,475

		1,333,698

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30 (Call 07/15/25)(b)	5	4,791
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(b)	10	8,654

		13,445

Mining — 0.4%
BHP Billiton Finance USA Ltd., 4.90%, 02/28/33 (Call 11/28/32)	10	9,958
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)(c)	2	1,871
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	8	6,057
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(b)	5	4,144
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31 (Call 10/15/30)(d)	200	179,304
FMG Resources August 2006 Pty Ltd., 4.38%, 04/01/31 (Call 01/01/31)(b)	21	17,754
FMG Resources August Pty. Ltd. 5.88%, 04/15/30 (Call 01/15/30)(b)	5	4,729
6.13%, 04/15/32 (Call 01/15/32)(b)	11	10,384
Freeport-McMoRan Inc. 4.25%, 03/01/30 (Call 03/01/25)	20	18,110
4.63%, 08/01/30 (Call 08/01/25)	30	27,904
5.25%, 09/01/29 (Call 09/01/24)	35	33,799
Glencore Funding LLC, 2.50%, 09/01/30 (Call 06/01/30)(b)	85	69,026
Hudbay Minerals Inc., 6.13%, 04/01/29 (Call 04/01/24)(d)	10	8,826
Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(d)	200	206,768
Kaiser Aluminum Corp. 4.50%, 06/01/31 (Call 06/01/26)(b)	15	11,877
4.63%, 03/01/28 (Call 03/01/23)(b)	3	2,580
Newcastle Coal Infrastructure Group Pty Ltd., 4.70%, 05/12/31 (Call 02/12/31)(b)	10	8,220
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	25	19,927
2.80%, 10/01/29 (Call 07/01/29)	10	8,509
Novelis Corp. 3.88%, 08/15/31 (Call 08/15/26)(b)	10	8,087
4.75%, 01/30/30 (Call 01/30/25)(b)	22	19,318
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	20	21,963
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	25	22,034
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(c)	10	8,956

		730,105

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp. 3.25%, 02/15/29 (Call 08/15/23)	20	16,946
3.57%, 12/01/31 (Call 09/01/31)	10	8,278
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(b)	8	6,295
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	11	9,233

		40,752

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	5	4,100
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(c)	4	3,398

		7,498

26	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 1.5%
Antero Resources Corp. 5.38%, 03/01/30 (Call 03/01/25)(b)	$5	$4,575
7.63%, 02/01/29 (Call 02/01/24)(b)	4	4,045
Apache Corp. 4.25%, 01/15/30 (Call 10/15/29)	5	4,433
4.38%, 10/15/28 (Call 07/15/28)	5	4,575
7.75%, 12/15/29	7	7,278
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88%, 06/30/29 (Call 09/01/24)(b)(c)	3	2,610
8.25%, 12/31/28 (Call 02/01/24)(b)	2	1,949
BP Capital Markets America Inc. 2.72%, 01/12/32 (Call 10/12/31)	20	16,759
3.63%, 04/06/30 (Call 01/06/30)	60	54,967
3.94%, 09/21/28 (Call 06/21/28)	25	23,792
4.81%, 02/13/33 (Call 11/13/32)	10	9,822
Callon Petroleum Co. 7.50%, 06/15/30 (Call 06/15/25)(b)(c)	10	9,389
8.00%, 08/01/28 (Call 08/01/24)(b)(c)	5	4,905
Chesapeake Energy Corp. 5.88%, 02/01/29 (Call 02/05/24)(b)	5	4,676
6.75%, 04/15/29 (Call 04/15/24)(b)	12	11,622
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	30	25,647
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	10	9,098
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	100	119,149
CNX Resources Corp. 6.00%, 01/15/29 (Call 01/15/24)(b)	4	3,626
7.38%, 01/15/31 (Call 01/15/26)(b)	4	3,816
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(b)	5	4,492
Comstock Resources Inc. 5.88%, 01/15/30 (Call 01/15/25)(b)	9	7,740
6.75%, 03/01/29 (Call 03/01/24)(b)	25	23,004
ConocoPhillips Co., 6.95%, 04/15/29	70	76,813
Continental Resources Inc./OK 2.88%, 04/01/32 (Call 01/01/32)(b)	10	7,567
5.75%, 01/15/31 (Call 07/15/30)(b)	25	23,672
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)	20	18,461
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(b)	13	11,790
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	60	55,816
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	15	12,586
3.50%, 12/01/29 (Call 09/01/29)	35	30,928
Ecopetrol SA 4.63%, 11/02/31 (Call 08/02/31)	20	14,932
6.88%, 04/29/30 (Call 01/29/30)	55	49,046
8.88%, 01/13/33 (Call 10/13/32)	40	39,281
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	10	8,797
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(b)	27	23,501
EQT Corp. 3.63%, 05/15/31 (Call 11/15/30)(b)(c)	5	4,222
5.00%, 01/15/29 (Call 07/15/28)	20	18,752
7.00%, 02/01/30 (Call 11/01/29)	55	56,743
Equinor ASA 2.38%, 05/22/30 (Call 02/22/30)	55	46,851
3.63%, 09/10/28 (Call 06/10/28)	40	37,899
Exxon Mobil Corp. 2.44%, 08/16/29 (Call 05/16/29)	15	13,212

Security	Par (000)	Value

Oil & Gas (continued)
3.48%, 03/19/30 (Call 12/19/29)	$60	$55,592
Global Marine Inc., 7.00%, 06/01/28	2	1,616
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	10	8,188
Hess Corp. 7.30%, 08/15/31	15	16,279
7.88%, 10/01/29	15	16,502
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	15	13,346
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/29 (Call 02/01/24)(b)	10	9,075
6.00%, 04/15/30 (Call 04/15/25)(b)	5	4,539
6.00%, 02/01/31 (Call 02/01/26)(b)	15	13,509
6.25%, 11/01/28 (Call 11/01/23)(b)	10	9,306
6.25%, 04/15/32 (Call 04/15/27)(b)	5	4,529
Laredo Petroleum Inc. 7.75%, 07/31/29 (Call 07/31/24)(b)	3	2,591
10.13%, 01/15/28 (Call 01/15/24)	3	2,962
Leviathan Bond Ltd., 6.75%, 06/30/30 (Call 12/30/29)(b)	35	32,718
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(b)	5	4,665
Murphy Oil Corp. 6.38%, 07/15/28 (Call 07/15/24)	5	4,852
7.05%, 05/01/29	5	4,989
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	5	4,873
Occidental Petroleum Corp. 3.50%, 08/15/29 (Call 05/15/29)	13	11,587
6.13%, 01/01/31 (Call 07/01/30)	19	19,133
6.38%, 09/01/28 (Call 03/01/28)	5	5,049
6.63%, 09/01/30 (Call 03/01/30)	26	26,713
7.50%, 05/01/31	11	11,768
7.88%, 09/15/31	6	6,512
8.88%, 07/15/30 (Call 01/15/30)	8	9,093
Ovintiv Inc., 8.13%, 09/15/30	10	10,916
Parkland Corp. 4.50%, 10/01/29 (Call 10/01/24)(b)	6	5,041
4.63%, 05/01/30 (Call 05/01/25)(b)	16	13,391
Patterson-UTI Energy Inc., 5.15%, 11/15/29 (Call 08/15/29)	3	2,677
Petrobras Global Finance BV, 5.60%, 01/03/31 (Call 10/03/30)(c)	260	239,392
Petroleos Mexicanos 5.95%, 01/28/31 (Call 10/28/30)	35	26,816
6.50%, 01/23/29	15	13,010
6.70%, 02/16/32 (Call 11/16/31)	150	119,116
6.84%, 01/23/30 (Call 10/23/29)	113	94,387
8.75%, 06/02/29 (Call 04/02/29)	10	9,420
Petronas Capital Ltd., 2.48%, 01/28/32 (Call 10/28/31)(d)	200	165,550
Phillips 66 2.15%, 12/15/30 (Call 09/15/30)	55	43,958
3.75%, 03/01/28 (Call 12/01/27)(b)	10	9,235
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	55	42,952
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(b)	8	7,210
Range Resources Corp. 4.75%, 02/15/30 (Call 02/15/25)(b)	5	4,476
8.25%, 01/15/29 (Call 01/15/24)	14	14,422
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(b)	10	9,209
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	5	4,121
Saudi Arabian Oil Co., 2.25%, 11/24/30 (Call 08/24/30)(d)	200	164,404
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/23/28)	80	76,421
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	3	2,775

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Southwestern Energy Co. 4.75%, 02/01/32 (Call 02/01/27)(c)	$18	$15,485
5.38%, 02/01/29 (Call 02/01/24)	5	4,679
5.38%, 03/15/30 (Call 03/15/25)	14	12,796
8.38%, 09/15/28 (Call 09/15/23)	3	3,137
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/29 (Call 05/15/24)	13	11,407
4.50%, 04/30/30 (Call 04/30/25)	11	9,548
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	8	7,392
Tosco Corp., 8.13%, 02/15/30	30	34,909
TotalEnergies Capital International SA 2.83%, 01/10/30 (Call 10/10/29)	35	30,897
3.45%, 02/19/29 (Call 11/19/28)	25	23,117
TotalEnergies Capital SA, 3.88%, 10/11/28	4	3,841
Transocean Inc. 7.50%, 04/15/31(c)	8	6,255
8.75%, 02/15/30 (Call 02/15/26)(b)	15	15,262
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)	10	10,205
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)	20	16,255
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(b)(c)	8	7,134
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	18,809

		2,522,851

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28 (Call 04/01/23)(b)	6	5,683
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	5	4,408
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	3	2,822
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	25	21,623
Schlumberger Holdings Corp. 3.90%, 05/17/28 (Call 02/17/28)(b)	10	9,401
4.30%, 05/01/29 (Call 02/01/29)(b)	20	18,839
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	15	12,907
Weatherford International Ltd. 6.50%, 09/15/28 (Call 09/15/24)(b)	5	4,908
8.63%, 04/30/30 (Call 10/30/24)(b)	20	19,957

		100,548

Packaging & Containers — 0.2%
Amcor Flexibles North America Inc. 2.63%, 06/19/30 (Call 03/19/30)	15	12,422
2.69%, 05/25/31 (Call 02/25/31)	20	16,216
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	5	4,200
4.00%, 09/01/29 (Call 05/15/24)(b)	20	16,024
Ball Corp. 2.88%, 08/15/30 (Call 05/15/30)(c)	20	15,997
3.13%, 09/15/31 (Call 06/15/31)	12	9,614
6.88%, 03/15/28 (Call 11/15/24)	10	10,111
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	10	8,262
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)	12	10,552
Clydesdale Acquisition Holdings Inc. 6.63%, 04/15/29 (Call 04/15/25)(b)	15	14,355
8.75%, 04/15/30 (Call 04/15/25)(b)	15	13,545
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(c)	9	8,401
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	6	5,196

Security	Par (000)	Value

Packaging & Containers (continued)
Graphic Packaging International LLC 3.50%, 03/15/28(b)	$6	$5,247
3.50%, 03/01/29 (Call 09/01/28)(b)	5	4,319
3.75%, 02/01/30 (Call 08/01/29)(b)	4	3,413
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/23)(b)	10	8,691
LABL Inc. 5.88%, 11/01/28 (Call 11/01/24)(b)	10	8,674
8.25%, 11/01/29 (Call 11/01/24)(b)	3	2,431
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	3	2,675
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	20	17,221
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	10	8,617
Sealed Air Corp., 5.00%, 04/15/29 (Call 04/15/25)(b)	3	2,760
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	20	17,213
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	3	2,613
WRKCo Inc. 4.00%, 03/15/28 (Call 12/15/27)	10	9,347
4.90%, 03/15/29 (Call 12/15/28)	10	9,591

		247,707

Pharmaceuticals — 0.8%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	6	5,251
AbbVie Inc. 3.20%, 11/21/29 (Call 08/21/29)	85	75,148
4.25%, 11/14/28 (Call 08/14/28)	70	66,955
AdaptHealth LLC 4.63%, 08/01/29 (Call 02/01/24)(b)	7	5,877
5.13%, 03/01/30 (Call 03/01/25)(b)	4	3,450
6.13%, 08/01/28 (Call 08/01/23)(b)	3	2,768
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	70	55,238
Bausch Health Companies Inc. 6.25%, 02/15/29 (Call 02/15/24)(b)	10	4,319
7.25%, 05/30/29 (Call 05/30/24)(b)	5	2,215
14.00%, 10/15/30 (Call 10/15/25)(b)	10	6,369
Bausch Health Cos. Inc. 4.88%, 06/01/28 (Call 06/01/24)(b)	26	16,215
5.25%, 01/30/30 (Call 01/30/25)(b)	10	4,313
5.25%, 02/15/31 (Call 02/15/26)(b)	15	6,568
11.00%, 09/30/28(b)	25	19,661
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)	55	43,256
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(b)	11	10,886
Bristol-Myers Squibb Co. 1.45%, 11/13/30 (Call 08/13/30)	65	51,269
2.95%, 03/15/32 (Call 12/15/31)	15	12,948
3.40%, 07/26/29 (Call 04/26/29)	17	15,579
Cigna Group (The) 2.40%, 03/15/30 (Call 12/15/29)	60	50,000
4.38%, 10/15/28 (Call 07/15/28)	65	62,414
5.40%, 03/15/33 (Call 12/15/32)	10	9,991
CVS Health Corp. 1.88%, 02/28/31 (Call 11/28/30)	15	11,646
2.13%, 09/15/31 (Call 06/15/31)	35	27,424
3.25%, 08/15/29 (Call 05/15/29)	45	39,740
3.75%, 04/01/30 (Call 01/01/30)	15	13,556
4.30%, 03/25/28 (Call 12/25/27)	60	57,351
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)	6	5,729
Eli Lilly & Co. 3.38%, 03/15/29 (Call 12/15/28)	65	60,348
4.70%, 02/27/33 (Call 11/27/32)	10	9,945
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	25	23,820

28	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	$15	$13,710
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	10	7,753
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	20	17,720
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)	30	24,076
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 11.50%, 12/15/28 (Call 06/15/27)(b)	15	13,447
Merck & Co. Inc. 1.45%, 06/24/30 (Call 03/24/30)	15	12,000
1.90%, 12/10/28 (Call 10/10/28)	60	51,465
2.15%, 12/10/31 (Call 09/10/31)	40	32,593
3.40%, 03/07/29 (Call 12/07/28)	30	27,853
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	25	23,409
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	5	4,284
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	25	22,057
5.13%, 04/30/31 (Call 04/30/26)(b)	25	21,308
Owens & Minor Inc. 4.50%, 03/31/29 (Call 03/31/24)(b)	9	6,908
6.63%, 04/01/30 (Call 04/01/25)(b)	10	8,230
Perrigo Finance Unlimited Co., 4.40%, 06/15/30 (Call 03/15/30)	10	8,581
Pfizer Inc. 2.63%, 04/01/30 (Call 01/01/30)	60	52,381
3.45%, 03/15/29 (Call 12/15/28)	50	46,588
Prestige Brands Inc., 3.75%, 04/01/31 (Call 04/01/26)(b)	7	5,683
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	15	11,890
Zoetis Inc. 3.90%, 08/20/28 (Call 05/20/28)	24	22,726
5.60%, 11/16/32 (Call 08/16/32)	10	10,348

		1,225,259

Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	10	9,023
5.75%, 01/15/28 (Call 01/15/24)(b)	5	4,694
Boardwalk Pipelines LP 3.60%, 09/01/32 (Call 06/01/32)	25	21,000
4.80%, 05/03/29 (Call 02/03/29)	5	4,739
Buckeye Partners LP, 4.50%, 03/01/28 (Call 12/01/27)(b)	5	4,384
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	20	17,361
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	25	22,524
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	39	36,137
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	10	8,012
4.00%, 03/01/31 (Call 03/01/26)	21	18,139
4.50%, 10/01/29 (Call 10/01/24)	11	9,972
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)(c)	13	10,675
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	20	17,536
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(b)	7	6,362
7.38%, 02/01/31 (Call 02/01/26)	10	9,742
8.00%, 04/01/29 (Call 04/01/24)(b)	5	4,976
DCP Midstream Operating LP 3.25%, 02/15/32 (Call 08/15/31)	3	2,489

Security	Par (000)	Value

Pipelines (continued)
5.13%, 05/15/29 (Call 02/15/29)	$15	$14,436
8.13%, 08/16/30	2	2,218
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(b)	3	2,681
DT Midstream Inc. 4.13%, 06/15/29 (Call 06/15/24)(b)	13	11,145
4.38%, 06/15/31 (Call 06/15/26)(b)	17	14,245
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32 (Call 11/15/31)(b)	30	25,073
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	25	21,785
Energy Transfer LP 3.75%, 05/15/30 (Call 02/15/30)	25	22,187
4.95%, 06/15/28 (Call 03/15/28)	50	48,320
5.25%, 04/15/29 (Call 01/15/29)	25	24,376
EnLink Midstream LLC 5.38%, 06/01/29 (Call 03/01/29)	7	6,529
5.63%, 01/15/28 (Call 07/15/27)(b)	15	14,375
6.50%, 09/01/30 (Call 03/01/30)(b)	10	9,842
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)	65	55,738
4.15%, 10/16/28 (Call 07/16/28)	15	14,171
EQM Midstream Partners LP 4.50%, 01/15/29 (Call 07/15/28)(b)	17	14,216
4.75%, 01/15/31 (Call 07/15/30)(b)	20	16,252
5.50%, 07/15/28 (Call 04/15/28)	17	15,170
7.50%, 06/01/30 (Call 12/01/29)(b)	5	4,783
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/28 (Call 02/01/24)	5	4,798
8.88%, 04/15/30 (Call 04/15/26)	10	10,071
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	5	4,667
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	6	5,788
Hess Midstream Operations LP 4.25%, 02/15/30 (Call 02/15/25)(b)	15	12,658
5.50%, 10/15/30 (Call 10/15/25)(b)	5	4,518
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	14	11,512
Kinder Morgan Inc. 4.30%, 03/01/28 (Call 12/01/27)	70	66,799
4.80%, 02/01/33 (Call 11/01/32)	10	9,274
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	15	13,868
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	5	4,565
MPLX LP 2.65%, 08/15/30 (Call 05/15/30)	30	24,629
4.00%, 03/15/28 (Call 12/15/27)	50	46,831
4.80%, 02/15/29 (Call 11/15/28)	9	8,648
4.95%, 09/01/32 (Call 06/01/32)	10	9,407
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	10	9,360
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	10	8,677
4.55%, 07/15/28 (Call 04/15/28)	30	28,499
6.10%, 11/15/32 (Call 08/15/32)	25	25,152
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	5	4,342
3.80%, 09/15/30 (Call 06/15/30)	25	21,766
Rockies Express Pipeline LLC 4.80%, 05/15/30 (Call 02/15/30)(b)	8	6,927
4.95%, 07/15/29 (Call 04/15/29)(b)	6	5,218

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	$45	$42,267
4.50%, 05/15/30 (Call 11/15/29)	15	14,048
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/30 (Call 12/31/25)(b)	10	8,625
6.00%, 09/01/31 (Call 09/01/26)(b)	5	4,274
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	5	4,251
4.88%, 02/01/31 (Call 02/01/26)	25	22,744
5.50%, 03/01/30 (Call 03/01/25)	15	14,220
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/30 (Call 12/01/29)(b)	5	4,225
7.00%, 10/15/28	15	15,901
TransCanada PipeLines Ltd. 2.50%, 10/12/31 (Call 07/12/31)	15	11,891
4.10%, 04/15/30 (Call 01/15/30)	25	22,821
4.25%, 05/15/28 (Call 02/15/28)	30	28,367
Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/30 (Call 02/15/30)	20	17,395
4.00%, 03/15/28 (Call 12/15/27)	10	9,423
Venture Global Calcasieu Pass LLC 6.25%, 01/15/30 (Call 10/15/29)	20	19,723
3.88%, 08/15/29 (Call 02/15/29)(b)	19	16,413
4.13%, 08/15/31 (Call 02/15/31)(b)	15	12,868
Western Midstream Operating LP 4.30%, 02/01/30 (Call 11/01/29)	15	13,296
4.75%, 08/15/28 (Call 05/15/28)	10	9,261
Williams Companies Inc. (The) 2.60%, 03/15/31 (Call 12/15/30)	10	8,116
4.65%, 08/15/32 (Call 05/15/32)	55	51,242

		1,244,652

Private Equity — 0.0%
Apollo Management Holdings LP, 4.87%, 02/15/29 (Call 11/15/28)(b)	5	4,700

Real Estate — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/23)(b)	10	9,412
Howard Hughes Corp. (The) 4.13%, 02/01/29 (Call 02/01/24)(b)	5	4,167
4.38%, 02/01/31 (Call 02/01/26)(b)	10	8,144
5.38%, 08/01/28 (Call 08/01/23)(b)	8	7,248
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	10	8,062
Kennedy-Wilson Inc. 4.75%, 03/01/29 (Call 03/01/24)	11	8,898
4.75%, 02/01/30 (Call 09/01/24)	5	3,846
5.00%, 03/01/31 (Call 03/01/26)	12	9,251
Realogy Group LLC/Realogy Co-Issuer Corp. 5.25%, 04/15/30 (Call 04/15/25)(b)	12	8,222
5.75%, 01/15/29 (Call 01/15/24)(b)	12	8,636
Sun Hung Kai Properties Capital Market Ltd., 2.88%, 01/21/30(d)	200	174,372

		250,258

Real Estate Investment Trusts — 1.1%
Agree LP, 4.80%, 10/01/32 (Call 07/01/32)	15	14,030
Alexandria Real Estate Equities Inc. 3.38%, 08/15/31 (Call 05/15/31)	30	26,323
4.70%, 07/01/30 (Call 04/01/30)	5	4,825
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	15	11,859

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)(c)	$30	$25,363
American Tower Corp. 1.88%, 10/15/30 (Call 07/15/30)	5	3,854
2.10%, 06/15/30 (Call 03/15/30)	90	71,149
2.30%, 09/15/31 (Call 06/15/31)	20	15,537
2.70%, 04/15/31 (Call 01/15/31)	15	12,158
2.90%, 01/15/30 (Call 10/15/29)	5	4,230
3.80%, 08/15/29 (Call 05/15/29)	5	4,508
5.65%, 03/15/33 (Call 12/15/32)	10	9,954
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	6	4,654
Boston Properties LP 2.55%, 04/01/32 (Call 01/01/32)	25	19,050
2.90%, 03/15/30 (Call 12/15/29)	15	12,332
3.25%, 01/30/31 (Call 10/30/30)	25	20,857
4.50%, 12/01/28 (Call 09/01/28)	15	13,934
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)	20	16,500
Brixmor Operating Partnership LP 2.50%, 08/16/31 (Call 05/16/31)	15	11,636
4.05%, 07/01/30 (Call 04/01/30)	25	22,129
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	10	7,211
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	4,748
Corporate Office Properties LP, 2.00%, 01/15/29 (Call 11/15/28)	15	11,541
Crown Castle International Corp. 2.25%, 01/15/31 (Call 10/15/30)	25	20,004
2.50%, 07/15/31 (Call 04/15/31)	25	20,162
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	3	2,558
CubeSmart LP, 2.50%, 02/15/32 (Call 11/15/31)	50	39,042
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	25	22,100
Diversified Healthcare Trust, 4.38%, 03/01/31 (Call 09/01/30)	5	3,502
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	25	18,895
Equinix Inc. 2.15%, 07/15/30 (Call 04/15/30)	30	23,973
3.20%, 11/18/29 (Call 08/18/29)(c)	15	13,079
3.90%, 04/15/32 (Call 01/15/32)	25	22,102
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	70	61,192
Essex Portfolio LP 2.65%, 03/15/32 (Call 12/15/31)	5	3,966
3.00%, 01/15/30 (Call 10/15/29)	5	4,252
4.00%, 03/01/29 (Call 12/01/28)	25	22,975
Extra Space Storage LP, 2.35%, 03/15/32 (Call 12/15/31)	5	3,827
GLP Capital LP/GLP Financing II Inc. 3.25%, 01/15/32 (Call 10/15/31)	25	19,841
4.00%, 01/15/31 (Call 10/15/30)	30	25,738
5.30%, 01/15/29 (Call 10/15/28)	10	9,465
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	3	2,282
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	12,768
Healthpeak Properties Interim Inc. 2.13%, 12/01/28 (Call 10/01/28)	10	8,464
3.00%, 01/15/30 (Call 10/15/29)	15	12,922
5.25%, 12/15/32 (Call 09/15/32)	10	9,811
Highwoods Realty LP 2.60%, 02/01/31 (Call 11/01/30)	25	18,589
3.05%, 02/15/30 (Call 11/15/29)	15	11,881

30	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/16/29)	$30	$25,524
Series I, 3.50%, 09/15/30 (Call 06/15/30)	5	4,164
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	15	11,303
4.65%, 04/01/29 (Call 01/01/29)	25	21,185
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	30	22,494
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	13	10,733
4.88%, 09/15/29 (Call 09/15/24)(b)	7	6,121
5.00%, 07/15/28 (Call 07/15/23)(b)	9	8,155
5.25%, 03/15/28 (Call 12/27/23)(b)	6	5,522
5.25%, 07/15/30 (Call 07/15/25)(b)	14	12,210
5.63%, 07/15/32 (Call 07/15/26)(b)	25	21,611
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	10	8,255
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	30	23,875
Kimco Realty Corp., 3.20%, 04/01/32 (Call 01/01/32)	25	20,881
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(b)	10	8,167
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	30	23,784
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	50	47,001
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	15	10,282
4.63%, 08/01/29 (Call 08/01/24)(c)	16	11,965
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	15	11,272
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(b)	5	3,946
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	10	6,666
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	10	7,901
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	11	9,201
5.88%, 10/01/28 (Call 10/01/23)(b)	10	8,913
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	10	7,512
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	5	3,998
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	15	11,464
Prologis LP 2.25%, 01/15/32 (Call 10/15/31)	80	64,140
4.00%, 09/15/28 (Call 06/15/28)	5	4,782
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	20	17,175
2.30%, 05/01/31 (Call 02/01/31)	15	12,263
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	10	8,028
Realty Income Corp., 5.63%, 10/13/32 (Call 07/13/32)	35	35,684
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	4,210
3.70%, 06/15/30 (Call 03/15/30)	15	13,246
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	10	7,907
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29 (Call 02/15/24)(b)	5	4,351
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(b)	10	8,246
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	10	7,417

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	$10	$7,738
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	16	13,181
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(b)	60	55,118
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	8	6,145
4.95%, 10/01/29 (Call 07/01/29)	4	3,163
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	50	41,936
2.65%, 02/01/32 (Call 11/01/31)	15	12,133
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	30	25,381
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	15	10,896
4.50%, 03/15/28 (Call 12/15/27)	5	4,445
4.63%, 03/15/29 (Call 12/15/28)	5	4,398
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	10	8,456
2.70%, 07/15/31 (Call 04/15/31)	20	15,956
4.20%, 04/15/32 (Call 01/15/32)	10	8,870
5.70%, 01/15/33 (Call 10/15/32)	5	4,924
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	25	21,048
4.40%, 01/26/29 (Call 10/26/28)	5	4,689
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)	8	4,984
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	5	3,964
6.50%, 02/15/29 (Call 02/15/24)(b)	15	9,882
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	25	21,273
4.40%, 01/15/29 (Call 10/15/28)	10	9,307
VICI Properties LP, 5.13%, 05/15/32 (Call 02/15/32)	30	27,817
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	10	8,714
4.13%, 08/15/30 (Call 02/15/25)(b)	10	8,691
4.63%, 12/01/29 (Call 12/01/24)(b)	35	31,510
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	25	20,411
Welltower OP LLC
3.10%, 01/15/30 (Call 10/15/29)	50	42,719
3.85%, 06/15/32 (Call 03/15/32)	15	13,056
4.13%, 03/15/29 (Call 09/15/28)	5	4,615
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	35	31,776
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	5	4,258

		1,814,780

Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	7	5,979
4.00%, 10/15/30 (Call 10/15/25)(b)	41	33,861
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	15	11,514
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	10	8,837
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	5	3,957
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	3	2,700
4.63%, 11/15/29 (Call 11/15/24)(b)	11	9,552
4.75%, 03/01/30 (Call 03/01/25)	3	2,596
5.00%, 02/15/32 (Call 11/15/26)(b)	10	8,567
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(b)	2	1,480
7.13%, 07/15/29 (Call 07/15/24)(b)(c)	10	6,224

S C H E D U L E OF I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	$25	$18,708
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	25	22,972
4.75%, 02/01/33 (Call 11/01/32)	30	28,428
Bath & Body Works Inc.
6.63%, 10/01/30 (Call 10/01/25)(b)	10	9,478
7.50%, 06/15/29 (Call 06/15/24)(c)	15	15,045
Beacon Roofing Supply Inc., 4.13%, 05/15/29 (Call 05/15/25)(b)(c)	8	6,850
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	15	14,367
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	3	2,680
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	7	5,991
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)(c)	3	2,280
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)	8	3,814
5.88%, 10/01/28 (Call 10/01/23)(b)	5	2,461
10.25%, 05/01/30 (Call 05/01/27)(b)(c)	34	21,214
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	50	40,805
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	15	11,838
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	30	28,546
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	44	41,885
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)	10	9,882
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(b)	8	6,531
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	12	10,385
6.75%, 01/15/30 (Call 01/15/25)(b)	14	11,601
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	13	11,301
5.63%, 01/01/30 (Call 01/01/25)(b)	5	4,440
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	5	4,120
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)	3	2,383
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	10	7,354
3.88%, 10/01/31 (Call 10/01/26)(b)	7	5,003
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	25	20,188
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	6	5,149
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	8	6,884
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	35	26,933
2.70%, 04/15/30 (Call 01/15/30)	5	4,337
2.95%, 06/15/29 (Call 03/15/29)	55	49,113
4.50%, 09/15/32 (Call 06/15/32)	50	48,207
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(b)	5	4,325
Kohl’s Corp., 3.63%, 05/01/31 (Call 02/01/31)	10	7,146
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	11	7,847
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	13	10,625
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	15	12,528
4.38%, 01/15/31 (Call 10/15/25)(b)	7	5,826
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	25	20,569
3.65%, 04/05/29 (Call 01/05/29)	15	13,699

Security	Par (000)	Value

Retail (continued)
3.75%, 04/01/32 (Call 01/01/32)	$50	$44,257
4.50%, 04/15/30 (Call 01/15/30)	30	28,589
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(b)	3	2,727
5.88%, 03/15/30 (Call 03/15/25)(b)	13	11,457
6.13%, 03/15/32 (Call 03/15/27)(b)	5	4,307
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	15	12,428
3.80%, 04/01/28 (Call 01/01/28)	30	28,440
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	11	9,144
7.88%, 05/01/29 (Call 04/01/24)(b)	15	11,361
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,053
4.75%, 09/15/29 (Call 09/15/24)	5	4,468
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	9	6,588
4.38%, 04/01/30 (Call 01/01/30)	8	6,302
6.95%, 03/15/28	3	2,973
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	64	61,638
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)	8	6,686
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	3	2,099
6.75%, 08/01/29 (Call 08/01/24)(b)	8	5,659
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(b)	5	4,249
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	5	4,199
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (Call 02/15/24)(b)	15	14,623
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)	9	5,018
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)	5	4,126
4.88%, 11/15/31 (Call 11/15/26)(b)	15	11,943
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	5	4,383
6.00%, 12/01/29 (Call 12/01/24)(b)	16	13,336
6.13%, 07/01/29 (Call 07/01/24)(b)	5	4,208
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	35	29,216
3.50%, 03/01/28 (Call 12/01/27)	16	14,910
3.55%, 08/15/29 (Call 05/15/29)	35	32,015
4.00%, 11/15/28 (Call 08/15/28)	20	18,956
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	5	4,163
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5	4,344
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	40	33,937
3.38%, 04/15/29 (Call 01/15/29)	10	9,225
4.40%, 01/15/33 (Call 10/15/32)	50	47,391
4.50%, 09/15/32 (Call 06/15/32)	20	19,207
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	60	56,419
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)	7	5,706
Walmart Inc.
1.80%, 09/22/31 (Call 06/22/31)	25	20,169
3.25%, 07/08/29 (Call 04/08/29)	30	27,713
4.15%, 09/09/32 (Call 06/09/32)	10	9,636
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)(c)	5	4,537

32	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	$13	$10,896
4.63%, 01/31/32 (Call 10/01/26)	13	11,486
4.75%, 01/15/30 (Call 10/15/29)(b)	16	14,621
5.38%, 04/01/32 (Call 04/01/27)	12	11,130

		1,393,943

Semiconductors — 0.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	10	9,264
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	15	12,116
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	75	59,408
2.60%, 02/15/33 (Call 11/15/32)(b)	25	18,884
4.30%, 11/15/32 (Call 08/15/32)	50	44,332
5.00%, 04/15/30 (Call 01/15/30)	25	24,016
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	5	4,547
5.95%, 06/15/30 (Call 06/15/25)(b)	14	13,056
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	8	6,628
4.38%, 04/15/28 (Call 04/15/23)(b)	3	2,659
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	35	27,466
3.90%, 03/25/30 (Call 12/25/29)	45	41,518
4.15%, 08/05/32 (Call 05/05/32)	10	9,197
5.13%, 02/10/30 (Call 12/10/29)	15	14,816
5.20%, 02/10/33 (Call 11/10/32)	35	34,340
KLA Corp., 4.65%, 07/15/32 (Call 04/15/32)	30	29,288
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	15	12,209
4.00%, 03/15/29 (Call 12/15/28)	70	66,438
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	45	36,169
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	50	37,912
5.33%, 02/06/29 (Call 11/06/28)	10	9,765
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	35	29,742
2.00%, 06/15/31 (Call 03/15/31)	10	8,079
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)	15	11,781
3.40%, 05/01/30 (Call 02/01/30)	15	12,995
4.30%, 06/18/29 (Call 03/18/29)	25	23,082
5.00%, 01/15/33 (Call 10/15/32)	10	9,401
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	5	4,394
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	35	31,194
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	45	37,657
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	8	6,642
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	10	8,178
2.25%, 09/04/29 (Call 06/04/29)	75	64,298

		761,471

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)	10	9,131

Software — 0.5%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,546
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	15	12,000
2.85%, 01/15/30 (Call 10/15/29)	5	4,286

Security	Par (000)	Value

Software (continued)
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	$7	$6,122
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	30	25,320
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/24)(b)	3	1,179
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	6	5,867
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	7	6,043
4.88%, 07/01/29 (Call 06/30/24)(b)	12	10,363
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(b)	9	7,857
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(b)	5	4,169
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	7	5,771
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/23)(b)	7	6,356
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)	35	27,518
5.10%, 07/15/32 (Call 04/15/32)	10	9,564
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	10	8,373
3.50%, 07/01/29 (Call 04/01/29)	45	40,186
5.60%, 03/02/33 (Call 12/01/32)	10	9,987
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(b)	5	4,074
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	5	4,158
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)	32	25,446
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	16	13,601
3.63%, 11/01/31 (Call 11/01/26)(b)	5	4,178
3.88%, 02/15/31 (Call 06/01/25)(b)	12	10,331
4.00%, 11/15/29 (Call 11/15/24)(b)	7	6,191
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(b)	15	12,101
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	9	7,403
4.13%, 12/01/31 (Call 12/01/26)(b)	10	7,958
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	85	70,417
2.95%, 04/01/30 (Call 01/01/30)	40	34,145
4.90%, 02/06/33 (Call 11/06/32)	25	23,604
6.15%, 11/09/29 (Call 09/09/29)	20	20,700
6.25%, 11/09/32 (Call 08/09/32)	35	36,435
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(b)	55	47,664
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	15	12,290
Rackspace Technology Global Inc., 5.38%, 12/01/28 (Call 12/01/23)(b)	5	1,992
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	16	13,153
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	5	4,073
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	10	7,706
4.20%, 09/15/28 (Call 06/15/28)	15	14,318
RRD Parent Inc., 10.00%, 10/15/31(b)	7	12,471
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	45	42,872
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	25	19,061
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	35	31,171
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	8	6,746
3.88%, 03/15/31 (Call 03/15/26)	9	7,376

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware Inc.
2.20%, 08/15/31 (Call 05/15/31)	$25	$18,960
4.70%, 05/15/30 (Call 02/15/30)	5	4,690
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	15	13,191
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)(c)	5	4,170

		742,153

Telecommunications — 1.0%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	25	19,511
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(b)	5	3,877
5.13%, 07/15/29 (Call 04/15/24)(b)	40	30,996
AT&T Inc.
2.75%, 06/01/31 (Call 03/01/31)	60	49,582
4.30%, 02/15/30 (Call 11/15/29)	20	18,768
4.35%, 03/01/29 (Call 12/01/28)	80	75,842
British Telecommunications PLC
4.88%, 11/23/81 (Call 08/23/31), (5 year CMT + 3.493%)(a)(b)	5	4,083
9.63%, 12/15/30	35	42,301
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	5	4,259
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	19	15,490
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	10	7,877
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	8	5,337
6.50%, 10/01/28 (Call 10/01/23)(b)	11	7,928
Deutsche Telekom International Finance BV
8.75%, 06/15/30	35	41,504
9.25%, 06/01/32	25	31,663
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32 (Call 06/14/32)(d)	150	116,113
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	20	17,552
5.88%, 11/01/29 (Call 11/01/24)	20	15,929
6.00%, 01/15/30 (Call 10/15/24)(b)	12	9,577
6.75%, 05/01/29 (Call 05/01/24)(b)	7	5,864
8.75%, 05/15/30 (Call 05/15/25)(b)	14	14,159
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(b)	12	11,081
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	37	32,222
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(b)	16	10,269
3.75%, 07/15/29 (Call 01/15/24)(b)	7	4,403
3.88%, 11/15/29 (Call 08/15/29)(b)	20	15,164
4.25%, 07/01/28 (Call 07/01/23)(b)	14	9,549
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(b)	17	8,985
5.38%, 06/15/29 (Call 06/15/24)(b)	6	3,253
Maxar Technologies Inc., 7.54%, 12/31/27 (Call 06/25/24)(b)	2	2,068
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	30	23,850
Orange SA, 9.00%, 03/01/31	45	55,042
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(b)	25	21,840
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	100	117,056
Sprint Capital Corp.
6.88%, 11/15/28	28	29,355
8.75%, 03/15/32	39	46,411
Telefonica Europe BV, 8.25%, 09/15/30	25	28,344
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	10	8,492

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	$25	$21,145
2.55%, 02/15/31 (Call 11/15/30)	55	44,849
2.63%, 02/15/29 (Call 02/15/24)	27	23,006
2.88%, 02/15/31 (Call 02/15/26)	12	9,965
3.38%, 04/15/29 (Call 04/15/24)	32	28,311
3.50%, 04/15/31 (Call 04/15/26)	90	77,962
3.88%, 04/15/30 (Call 01/15/30)	65	58,956
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	45	34,715
2.10%, 03/22/28 (Call 01/22/28)	35	30,228
2.36%, 03/15/32 (Call 12/15/31)	75	58,925
2.55%, 03/21/31 (Call 12/21/30)	65	53,100
3.15%, 03/22/30 (Call 12/22/29)	5	4,376
4.02%, 12/03/29 (Call 09/03/29)	100	92,350
4.33%, 09/21/28	50	47,871
ViaSat Inc., 6.50%, 07/15/28 (Call 06/17/23)(b)	5	3,698
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	5	4,175
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	10	8,048
4.75%, 07/15/31 (Call 07/15/26)(b)	20	16,493
Vodafone Group PLC
4.13%, 06/04/81 (Call 04/04/31), (5 year CMT + 2.767%)(a)	12	9,523
6.25%, 11/30/32	25	26,465
7.00%, 04/04/79 (Call 01/04/29), (5 year USD Swap + 4.873%)(a)	25	24,771
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	17	13,885
Zayo Group Holdings Inc., 6.13%, 03/01/28 (Call 03/01/23)(b)	11	6,946

		1,665,359

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	15	13,225
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)	10	8,652

		21,877

Transportation — 0.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	9,537
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	25	20,807
7.13%, 10/15/31	15	16,802
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(b)	3	2,242
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	5	4,760
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	40	37,998
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)	5	4,892
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	25	22,044
4.25%, 05/15/30 (Call 02/15/30)	10	9,383
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	8	6,839
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	10	8,653
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	10	8,097
2.55%, 11/01/29 (Call 08/01/29)	10	8,459
3.00%, 03/15/32 (Call 12/15/31)	20	16,882
3.80%, 08/01/28 (Call 05/01/28)	20	18,694
4.45%, 03/01/33 (Call 12/01/32)	30	28,189
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)	15	14,394
Ryder System Inc., 5.65%, 03/01/28 (Call 02/01/28)	10	10,005

34	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(b)	$15	$11,368
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	60	51,007
2.80%, 02/14/32 (Call 11/14/31)	15	12,661
3.95%, 09/10/28 (Call 06/10/28)	20	19,131
United Parcel Service Inc.
4.45%, 04/01/30 (Call 01/01/30)	20	19,551
4.88%, 03/03/33 (Call 12/03/32)	10	9,931

		372,326

Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(b)	12	10,766
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	25	22,487

		33,253

Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	15	12,230
2.80%, 05/01/30 (Call 02/01/30)	15	12,970
3.45%, 06/01/29 (Call 03/01/29)	5	4,542
3.75%, 09/01/28 (Call 06/01/28)	5	4,669
4.45%, 06/01/32 (Call 03/01/32)	15	14,274

		48,685

Total Corporate Bonds & Notes — 23.1% (Cost: $40,397,295)		37,678,742

Foreign Government Obligations(f)

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(g)	155	42,837
1.00%, 07/09/29	30	8,321
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 03/31/23)(g)	176	57,024
1.00%, 07/09/29 (Call 03/31/23)	90	27,944

		136,126

Bahrain — 0.1%
CBB International Sukuk Programme Co. WLL, 3.88%, 05/18/29(d)	200	179,124

Brazil — 0.1%
Brazilian Government International Bond, 3.75%, 09/12/31(c)	200	168,350

Canada — 0.1%
Province of Alberta Canada, 3.30%, 03/15/28	65	61,502
Province of Manitoba Canada, 1.50%, 10/25/28	15	12,789
Province of Ontario Canada
2.00%, 10/02/29	50	43,140
2.13%, 01/21/32	50	41,939
Province of Quebec Canada
1.35%, 05/28/30	35	28,518
Series PD, 7.50%, 09/15/29	10	11,645

		199,533

Colombia — 0.1%
Colombia Government International Bond, 3.00%, 01/30/30 (Call 10/30/29)	200	151,200

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.50%, 02/22/29 (Call 12/22/28)(d)	150	139,472

Security	Par (000)	Value

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	$15	$4,685
5.50%, 07/31/30(d)(g)	45	22,065

		26,750

Egypt — 0.1%
Egypt Government International Bond, 5.88%, 02/16/31(d)	200	133,744

El Salvador — 0.0%
El Salvador Government International Bond, 8.63%, 02/28/29(d)	8	4,021

Hong Kong — 0.1%
Airport Authority, 1.63%, 02/04/31 (Call 11/04/30)(b)	200	159,468

Hungary — 0.1%
Hungary Government International Bond, 2.13%, 09/22/31(d)	200	153,736

Indonesia — 0.1%
Indonesia Government International Bond, 4.75%, 02/11/29	200	198,464

Italy — 0.0%
Republic of Italy Government International Bond, 2.88%, 10/17/29	25	21,117

Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	162,894

Lebanon — 0.0%
Lebanon Government International Bond 0.00%, 05/25/29(d)(h)(i)(j)	2	140
0.00%, 02/26/30(d)(h)(i)(j)	6	418
0.00%, 03/23/32(d)(h)(i)(j)	16	1,118

		1,676

Mexico — 0.2%
Mexico Government International Bond
4.75%, 04/27/32 (Call 01/27/32)	200	186,930
8.30%, 08/15/31	50	58,176

		245,106

Nigeria — 0.1%
Nigeria Government International Bond, 6.13%, 09/28/28(d)	200	158,572

Oman — 0.1%
Oman Government International Bond, 6.00%, 08/01/29(d)	200	200,368

Panama — 0.1%
Panama Government International Bond 2.25%, 09/29/32 (Call 06/29/32)	200	148,926
9.38%, 04/01/29	40	47,962

		196,888

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	10	7,275
2.78%, 01/23/31 (Call 10/23/30)	105	86,678
2.84%, 06/20/30	53	44,835

		138,788

Philippines — 0.1%
Philippine Government International Bond
6.38%, 01/15/32	100	108,163
9.50%, 02/02/30	50	62,519

		170,682

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Poland — 0.0%
Republic of Poland Government International Bond, 5.75%, 11/16/32 (Call 08/16/32)	$21	$22,018

Qatar — 0.1%
Qatar Government International Bond, 9.75%, 06/15/30(b)(c)	150	197,148

Romania — 0.1%
Romanian Government International Bond
3.00%, 02/14/31(d)	20	16,196
3.63%, 03/27/32(d)	42	34,647

		50,843

Saudi Arabia — 0.2%
Saudi Government International Bond
2.75%, 02/03/32(d)	200	172,298
4.38%, 04/16/29(d)	200	195,240

		367,538

South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 09/21/30	200	156,002

Supranational — 0.4%
Asian Development Bank
0.75%, 10/08/30(c)	50	38,930
1.75%, 09/19/29	5	4,299
1.88%, 03/15/29	25	21,792
1.88%, 01/24/30	15	12,922
3.13%, 04/27/32	25	23,149
European Investment Bank, 0.75%, 09/23/30	30	23,558
Inter-American Development Bank
1.13%, 07/20/28	15	12,738
1.13%, 01/13/31	50	39,861
2.25%, 06/18/29	65	57,707
3.13%, 09/18/28	110	103,638
3.50%, 09/14/29	10	9,591
International Bank for Reconstruction & Development
0.88%, 05/14/30	5	3,976
1.13%, 09/13/28	15	12,686
1.25%, 02/10/31	55	44,372
1.63%, 11/03/31	95	78,259
1.75%, 10/23/29	75	64,366
3.63%, 09/21/29	30	29,000
International Finance Corp., 0.75%, 08/27/30	55	42,991

		623,835

Turkey — 0.2%
Turkey Government International Bond, 11.88%, 01/15/30	200	229,246

Ukraine — 0.0%
Ukraine Government International Bond, 7.75%, 09/01/29(d)(i)(j)	100	18,706

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, 3.13%, 04/16/30(d)	200	183,506
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	176,456

		359,962

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 01/23/31 (Call 10/23/30)	50	48,700

Total Foreign Government Obligations — 3.1% (Cost: $5,371,999)		5,020,077

Security	Par (000)	Value

Municipal Debt Obligations

California — 0.0%
State of California GO, 2.50%, 10/01/29	$50	$43,789
University of California RB, Series BG, 1.32%, 05/15/27 (Call 03/15/27)	10	8,711

		52,500

Total Municipal Debt Obligations — 0.0% (Cost: $61,917)		52,500

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 52.4%
Federal Home Loan Mortgage Corp.
2.00%, 02/01/37	130	115,777
2.50%, 01/01/33	9	8,108
3.00%, 03/01/46	116	104,542
3.00%, 07/01/46	8	7,600
3.00%, 08/01/46	52	46,980
3.00%, 09/01/46	37	33,305
3.00%, 10/01/46	20	18,075
3.00%, 12/01/46	181	163,163
3.00%, 01/01/47	30	26,915
3.00%, 02/01/47	98	88,407
3.00%, 06/01/47	83	75,098
3.00%, 08/01/47	12	10,497
3.00%, 09/01/47	23	20,900
3.00%, 10/01/47	20	18,125
3.50%, 06/01/34	8	7,218
3.50%, 03/01/38	51	48,042
3.50%, 10/01/42	42	38,964
3.50%, 10/01/44	18	16,816
3.50%, 03/01/46	98	91,346
3.50%, 12/01/46	12	10,997
3.50%, 01/01/47	19	17,743
3.50%, 04/01/47	29	26,651
3.50%, 07/01/47	28	26,221
3.50%, 08/01/47	4	4,033
3.50%, 09/01/47	66	60,576
3.50%, 12/01/47	4	3,325
3.50%, 02/01/48	65	60,075
3.50%, 03/01/48	28	26,424
3.50%, 05/01/48	18	16,715
3.50%, 04/01/49	50	46,566
3.50%, 05/01/49	10	9,659
3.50%, 06/01/49	15	13,875
3.50%, 04/01/52	125	114,853
4.00%, 09/01/45	11	11,001
4.00%, 02/01/46	96	92,457
4.00%, 10/01/46	5	5,218
4.00%, 10/01/47	2	2,344
4.00%, 01/01/48	20	18,915
4.00%, 02/01/48	9	8,823
4.00%, 06/01/48	23	22,178
4.00%, 12/01/48	14	13,118
4.00%, 01/01/49	3	3,370
4.00%, 04/01/52	75	70,398
4.00%, 07/01/52	991	929,919
4.00%, 10/01/52	498	470,728
4.50%, 10/01/48	23	22,860
4.50%, 01/01/49	10	9,504

36	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/52	$196	$189,377
4.50%, 12/01/52	225	219,307
5.00%, 12/01/41	180	182,177
5.00%, 08/01/52	49	48,713
5.00%, 09/01/52	148	147,131
5.00%, 10/01/52	49	48,356
5.00%, 11/01/52	49	48,034
5.50%, 11/01/52	100	101,745
5.50%, 12/01/52	249	251,289
5.50%, 01/01/53	75	75,974
Federal National Mortgage Association
2.00%, 04/01/37	66	58,812
2.00%, 04/01/52	3,010	2,450,694
2.50%, 01/01/52	995	844,029
3.00%, 02/01/47	30	26,814
3.00%, 02/01/50	996	886,392
3.50%, 11/01/51	285	265,415
3.50%, 07/01/52	998	908,463
4.00%, 02/01/47	27	26,062
4.00%, 08/01/52	125	117,230
4.00%, 02/01/57	22	20,932
4.50%, 09/01/52	641	617,470
4.50%, 10/01/52	98	95,787
4.50%, 12/01/52	346	333,935
5.00%, 10/01/52	50	49,476
5.00%, 11/01/52	123	122,542
5.00%, 12/01/52	149	148,051
5.00%, 01/01/53	100	98,253
5.50%, 09/01/52	75	76,511
5.50%, 12/01/52	50	50,661
5.50%, 01/01/53	225	228,301
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	280	265,369
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	201,018
Freddie Mac Multifamily Structured Pass Through Certificates 2.45%, 04/25/32 (Call 05/25/32)	400	339,069
Series K056, Class A2, 2.53%, 05/25/26 (Call 06/25/26)	35	32,682
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	100	94,116
Series K078, Class A2, 3.85%, 06/25/28 (Call 10/25/28)	175	169,225
Series K090, Class A2, 3.42%, 02/25/29 (Call 10/25/29)	100	94,106
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	70	62,738
Government National Mortgage Association
2.00%, 08/20/50	167	140,904
2.00%, 12/20/50	371	313,062
2.00%, 10/20/51	500	420,651
2.00%, 12/20/51	1,201	1,008,782
2.00%, 04/20/52	543	454,925
2.00%, 03/21/53(k)	2,625	2,200,027
2.50%, 12/20/46	39	34,404
2.50%, 01/20/47	19	16,337
2.50%, 08/20/50	146	127,969
2.50%, 09/20/50	216	188,486
2.50%, 01/20/51	213	185,598
2.50%, 02/20/51	101	88,127
2.50%, 05/20/51	328	285,410
2.50%, 07/20/51	954	825,122
2.50%, 08/20/51	624	540,840
2.50%, 11/20/51	1,014	877,995
2.50%, 12/20/51	322	279,153
2.50%, 02/20/52	702	607,906
2.50%, 03/21/53(k)	575	497,195

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/20/45	$34	$31,166
3.00%, 05/20/45	76	68,889
3.00%, 07/20/45	65	58,769
3.00%, 10/20/45	7	6,348
3.00%, 11/20/45	221	200,822
3.00%, 12/20/45	20	18,416
3.00%, 01/20/46	11	9,625
3.00%, 02/20/46	24	22,198
3.00%, 03/20/46	60	54,284
3.00%, 05/20/46	29	26,711
3.00%, 06/20/46	21	19,124
3.00%, 07/20/46	18	16,072
3.00%, 08/20/46	95	86,178
3.00%, 09/20/46	57	51,488
3.00%, 11/20/46	29	26,442
3.00%, 12/20/46	87	78,793
3.00%, 02/20/47	19	17,073
3.00%, 06/20/47	28	25,276
3.00%, 11/20/47	113	102,149
3.00%, 02/20/48	19	17,142
3.00%, 04/20/49	361	327,910
3.00%, 09/20/49	15	13,816
3.00%, 01/20/50	109	98,633
3.00%, 02/20/50	119	107,034
3.00%, 08/20/50	118	106,313
3.00%, 10/20/51	10	9,244
3.00%, 11/20/51	200	178,778
3.00%, 02/20/52	28	24,987
3.00%, 09/20/52	347	310,247
3.00%, 03/21/53(k)	1,625	1,450,471
3.50%, 09/20/42	219	206,033
3.50%, 10/20/42	9	8,513
3.50%, 12/20/42	90	84,827
3.50%, 04/20/43	65	61,441
3.50%, 11/20/45	42	39,190
3.50%, 12/20/45	4	3,812
3.50%, 03/20/46	47	44,192
3.50%, 04/20/46	22	20,360
3.50%, 06/20/46	77	71,615
3.50%, 12/20/46	20	18,405
3.50%, 01/20/47	5	4,869
3.50%, 02/20/47	13	12,264
3.50%, 03/20/47	6	5,524
3.50%, 09/20/47	18	17,167
3.50%, 11/20/47	29	27,432
3.50%, 12/15/47	61	57,358
3.50%, 02/20/48	17	15,988
3.50%, 04/20/48	57	52,512
3.50%, 08/20/48	37	34,866
3.50%, 01/20/49	16	14,734
3.50%, 03/20/49	202	188,877
3.50%, 09/20/49	42	38,656
3.50%, 12/20/49	23	21,715
3.50%, 03/20/50	41	37,827
3.50%, 05/20/50	52	48,123
3.50%, 02/20/52	719	663,592
3.50%, 03/21/53(k)	1,044	959,297
4.00%, 04/20/47	79	75,827
4.00%, 06/20/47	54	51,518
4.00%, 07/20/47	142	136,555

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 11/20/47	$29	$27,635
4.00%, 03/20/48	37	35,332
4.00%, 04/20/48	17	16,620
4.00%, 05/15/48	7	7,173
4.00%, 05/20/48	44	42,209
4.00%, 08/20/48	47	45,323
4.00%, 09/20/48	19	18,271
4.00%, 11/20/48	103	98,961
4.00%, 02/20/50	66	63,400
4.00%, 12/20/52	100	94,075
4.00%, 03/21/53(k)	1,175	1,110,054
4.50%, 07/20/41	49	48,582
4.50%, 10/20/46	43	42,486
4.50%, 06/20/47	5	4,568
4.50%, 04/20/48	12	11,333
4.50%, 06/20/48	5	5,362
4.50%, 08/20/48	44	43,199
4.50%, 10/20/48	84	82,729
4.50%, 12/20/48	16	15,238
4.50%, 03/20/49	8	7,626
4.50%, 06/20/49	77	75,682
4.50%, 07/20/49	20	19,969
4.50%, 08/20/49	5	4,743
4.50%, 07/20/52	698	675,814
4.50%, 08/20/52	175	169,821
4.50%, 03/21/53(k)	723	700,999
5.00%, 04/20/48	13	13,267
5.00%, 05/20/48	24	24,533
5.00%, 11/20/48	4	4,408
5.00%, 12/20/48	27	26,875
5.00%, 01/20/49	37	36,652
5.00%, 05/20/49	3	3,373
5.00%, 06/20/49	113	113,000
5.00%, 07/20/52	30	29,471
5.00%, 12/20/52	796	786,328
5.00%, 01/20/53	200	197,235
5.00%, 03/21/53(k)	771	761,724
5.50%, 12/20/52	119	118,959
5.50%, 01/20/53	427	428,762
5.50%, 03/21/53(k)	253	253,880
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	5	4,388
1.50%, 02/01/37	114	98,321
1.50%, 03/01/37	77	66,345
1.50%, 04/01/37	9	7,776
1.50%, 11/01/50	188	145,796
1.50%, 01/01/51	428	331,444
1.50%, 07/01/51	139	107,405
1.50%, 11/01/51	180	139,343
2.00%, 12/01/35	36	31,809
2.00%, 02/01/36	199	176,923
2.00%, 03/01/36	20	18,124
2.00%, 08/01/36	22	19,403
2.00%, 09/01/36	104	92,646
2.00%, 11/01/36	23	20,431
2.00%, 01/01/37	23	20,512
2.00%, 02/01/37	71	62,774
2.00%, 03/16/38(k)	786	697,453
2.00%, 05/01/50	235	195,775
2.00%, 07/01/50	239	196,471

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 09/01/50	$389	$319,682
2.00%, 10/01/50	307	251,856
2.00%, 01/01/51	253	208,180
2.00%, 02/01/51	1,029	842,170
2.00%, 03/01/51	753	616,983
2.00%, 04/01/51	1,172	958,698
2.00%, 05/01/51	88	72,115
2.00%, 06/01/51	249	203,724
2.00%, 08/01/51	221	180,537
2.00%, 10/01/51	2,613	2,136,176
2.00%, 11/01/51	230	188,366
2.00%, 12/01/51	518	421,970
2.00%, 01/01/52	934	763,428
2.00%, 02/01/52	1,385	1,127,839
2.00%, 03/01/52	47	38,623
2.00%, 03/13/53(k)	5,342	4,350,357
2.50%, 04/01/32	28	26,121
2.50%, 07/01/35	31	28,083
2.50%, 10/01/35	63	58,158
2.50%, 05/01/36	36	32,488
2.50%, 07/01/36	94	86,415
2.50%, 03/16/38(k)	350	319,156
2.50%, 04/01/47	34	29,417
2.50%, 06/01/50	53	45,414
2.50%, 07/01/50	71	61,334
2.50%, 08/01/50	109	93,145
2.50%, 09/01/50	603	515,898
2.50%, 10/01/50	445	380,351
2.50%, 11/01/50	1,257	1,072,909
2.50%, 12/01/50	48	40,990
2.50%, 01/01/51	75	64,036
2.50%, 02/01/51	74	62,722
2.50%, 04/01/51	47	39,559
2.50%, 07/01/51	90	76,968
2.50%, 08/01/51	45	38,210
2.50%, 11/01/51	120	101,907
2.50%, 12/01/51	2,210	1,875,704
2.50%, 01/01/52	1,849	1,567,999
2.50%, 03/01/52	70	59,451
2.50%, 04/01/52	1,947	1,650,964
2.50%, 05/01/52	1,488	1,260,073
2.50%, 07/01/52	596	505,437
2.50%, 08/01/52	1,190	1,008,441
2.50%, 03/13/53(k)	5,017	4,249,360
3.00%, 03/01/30	54	51,073
3.00%, 01/01/31	29	27,102
3.00%, 02/01/31	8	7,764
3.00%, 02/01/32	9	8,188
3.00%, 06/01/32	8	7,280
3.00%, 11/01/32	9	8,946
3.00%, 12/01/32	7	6,861
3.00%, 01/01/33	7	6,853
3.00%, 02/01/33	9	8,424
3.00%, 09/01/34	60	56,393
3.00%, 12/01/34	50	46,997
3.00%, 04/01/35	286	267,269
3.00%, 03/16/38(k)	25	23,310
3.00%, 11/01/42	5	4,381
3.00%, 09/01/43	6	5,798
3.00%, 01/01/44	9	8,442

38	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/44	$108	$97,861
3.00%, 03/01/45	56	50,812
3.00%, 05/01/45	26	23,992
3.00%, 07/01/46	285	255,966
3.00%, 08/01/46	24	21,330
3.00%, 11/01/46	202	182,310
3.00%, 12/01/46	140	125,750
3.00%, 01/01/47	62	55,265
3.00%, 02/01/47	192	172,327
3.00%, 03/01/47	106	95,120
3.00%, 07/01/47	53	47,962
3.00%, 08/01/47	8	6,961
3.00%, 12/01/47	42	37,519
3.00%, 03/01/48	17	15,170
3.00%, 11/01/48	62	56,192
3.00%, 02/01/49	910	818,450
3.00%, 09/01/49	110	98,520
3.00%, 11/01/49	8	7,397
3.00%, 12/01/49	15	13,230
3.00%, 02/01/50	38	33,873
3.00%, 05/01/51	351	314,077
3.00%, 08/01/51	129	113,875
3.00%, 11/01/51	109	96,381
3.00%, 04/01/52	701	617,840
3.00%, 05/01/52	477	419,959
3.00%, 03/13/53(k)	5,750	5,056,968
3.50%, 03/01/33	10	9,335
3.50%, 04/01/33	14	12,983
3.50%, 05/01/33	9	8,598
3.50%, 02/01/34	24	23,119
3.50%, 07/01/34	12	11,768
3.50%, 08/01/34	9	8,207
3.50%, 03/16/38(k)	100	95,312
3.50%, 02/01/45	11	10,443
3.50%, 01/01/46	18	16,415
3.50%, 03/01/46	50	46,353
3.50%, 07/01/46	8	7,640
3.50%, 08/01/46	260	242,211
3.50%, 10/01/46	57	52,486
3.50%, 12/01/46	57	53,328
3.50%, 01/01/47	69	64,967
3.50%, 02/01/47	22	19,982
3.50%, 05/01/47	16	15,131
3.50%, 08/01/47	12	11,226
3.50%, 11/01/47	11	9,884
3.50%, 01/01/48	117	108,300
3.50%, 02/01/48	145	134,022
3.50%, 03/01/48	5	4,599
3.50%, 04/01/48	40	37,551
3.50%, 05/01/48	13	12,388
3.50%, 06/01/48	30	27,827
3.50%, 11/01/48	11	10,415
3.50%, 01/01/49	55	50,720
3.50%, 04/01/49	10	9,562
3.50%, 06/01/49	96	88,829
3.50%, 07/01/49	41	37,669
3.50%, 06/01/50	916	841,244
3.50%, 02/01/51	457	420,792
3.50%, 03/13/53(k)	2,125	1,934,248
4.00%, 07/01/32	6	5,943

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/01/33	$6	$5,746
4.00%, 06/01/33	5	5,399
4.00%, 07/01/33	4	3,605
4.00%, 12/01/33	14	13,792
4.00%, 03/16/38(k)	44	42,900
4.00%, 06/01/38	5	5,248
4.00%, 01/01/45	42	40,240
4.00%, 03/01/45	7	6,509
4.00%, 06/01/45	19	17,997
4.00%, 06/01/46	80	77,746
4.00%, 07/01/46	176	168,239
4.00%, 10/01/46	9	8,336
4.00%, 02/01/47	5	4,971
4.00%, 08/01/47	3	3,311
4.00%, 09/01/47	38	36,554
4.00%, 10/01/47	54	52,375
4.00%, 01/01/48	44	42,472
4.00%, 09/01/48	207	197,298
4.00%, 10/01/48	20	18,744
4.00%, 11/01/48	25	23,490
4.00%, 12/01/48	13	12,138
4.00%, 01/01/49	10	9,756
4.00%, 02/01/49	6	5,512
4.00%, 03/01/49	27	25,871
4.00%, 04/01/49	45	43,012
4.00%, 05/01/49	27	25,677
4.00%, 06/01/49	58	55,407
4.00%, 07/01/49	135	129,028
4.00%, 12/01/49	21	19,637
4.00%, 02/01/50	5	4,437
4.00%, 04/01/50	205	195,285
4.00%, 05/01/50	22	21,255
4.00%, 03/01/51	215	204,324
4.00%, 05/01/52	101	94,938
4.00%, 03/13/53(k)	1,771	1,662,250
4.50%, 01/01/44	108	105,901
4.50%, 02/01/46	16	16,164
4.50%, 04/01/47	7	7,026
4.50%, 10/01/47	15	15,716
4.50%, 03/01/48	12	12,309
4.50%, 06/01/48	10	10,061
4.50%, 07/01/48	2	2,080
4.50%, 08/01/48	27	26,465
4.50%, 10/01/48	35	34,258
4.50%, 11/01/48	44	43,273
4.50%, 12/01/48	57	55,209
4.50%, 01/01/49	20	19,273
4.50%, 02/01/49	60	58,348
4.50%, 04/01/49	78	76,797
4.50%, 05/01/49	29	28,237
4.50%, 09/01/50	219	214,231
4.50%, 06/01/52	205	197,797
4.50%, 03/13/53(k)	774	745,701
5.00%, 03/01/48	5	4,838
5.00%, 04/01/48	15	15,475
5.00%, 05/01/48	10	10,155
5.00%, 07/01/48	13	12,689
5.00%, 01/01/49	9	9,007
5.00%, 04/01/49	16	15,948
5.00%, 03/13/53(k)	100	98,297

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 01/01/47	$14	$14,086
5.50%, 03/13/53(k)	849	847,541
6.00%, 02/01/49	30	31,756

		85,301,106

U.S. Government Agency Obligations — 0.0%
Federal Home Loan Banks, 3.00%, 03/10/28	60	56,215
Tennessee Valley Authority, Series A, 2.88%, 02/01/27	25	23,537

		79,752

U.S. Government Obligations — 21.3%
U.S. Treasury Note/Bond
0.63%, 05/15/30	200	158,156
0.63%, 08/15/30	500	393,203
0.88%, 11/15/30	700	559,453
1.00%, 07/31/28	660	559,762
1.13%, 08/31/28	700	596,641
1.13%, 02/15/31	750	610,312
1.25%, 03/31/28	900	780,258
1.25%, 04/30/28	770	666,050
1.25%, 05/31/28	544	469,753
1.25%, 06/30/28	570	491,180
1.25%, 09/30/28	910	779,401
1.25%, 08/15/31	1,980	1,605,347
1.38%, 10/31/28	1,000	861,094
1.38%, 12/31/28	500	429,570
1.38%, 11/15/31	1,300	1,058,281
1.50%, 11/30/28	700	606,211
1.50%, 02/15/30	200	169,813
1.63%, 08/15/29	475	410,541
1.63%, 05/15/31	1,100	924,859
1.75%, 01/31/29	830	726,834
1.75%, 11/15/29	50	43,500
1.88%, 02/28/29	320	282,250
1.88%, 02/15/32	1,170	991,392
2.38%, 03/31/29	870	788,505
2.38%, 05/15/29	700	633,391
2.63%, 02/15/29	910	837,627
2.63%, 07/31/29	700	641,867
2.75%, 05/31/29	500	462,539
2.75%, 08/15/32	1,490	1,354,503
2.88%, 05/15/28	950	891,887
2.88%, 08/15/28	1,090	1,021,364
2.88%, 04/30/29	700	652,531
2.88%, 05/15/32	1,820	1,674,400
3.13%, 11/15/28	1,226	1,161,922
3.13%, 08/31/29	700	660,953
3.25%, 06/30/29	700	666,203
3.50%, 01/31/30	400	386,313
3.50%, 02/15/33	500	483,594
3.88%, 09/30/29	1,270	1,252,934
3.88%, 11/30/29	400	394,875
3.88%, 12/31/29	1,200	1,185,375
4.00%, 10/31/29	1,430	1,421,509
4.00%, 02/28/30	200	199,219
4.13%, 11/15/32	1,650	1,676,812
5.25%, 11/15/28	200	210,906
5.25%, 02/15/29	550	580,121
5.38%, 02/15/31	300	327,563
6.13%, 08/15/29	500	556,055

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.25%, 05/15/30	$300	$340,641

		34,637,470

Total U.S. Government & Agency Obligations — 73.7%
(Cost: $128,484,371)		120,018,328

Total Long-Term Investments — 100.8% (Cost: $175,890,940)		164,187,455

Short-Term Securities

Money Market Funds — 18.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(l)(m)	28,315	28,331,527
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(l)(m)(n)	1,361	1,361,336

Total Short-Term Securities — 18.3% (Cost: $29,675,915)		29,692,863

Total Investments Before TBA Sales Commitments —119.1%
(Cost: $205,566,855)		193,880,318

TBA Sales Commitments(k)

Mortgage-Backed Securities — (1.8)%
Uniform Mortgage-Backed Securities
2.50%, 03/13/53	(1,475)	(1,249,314)
3.00%, 03/13/53	(1,300)	(1,143,314)
4.00%, 03/13/53	(200)	(187,719)
4.50%, 03/13/53	(225)	(216,773)
5.00%, 03/13/53	(100)	(98,297)

Total TBA Sales Commitments — (1.8)% (Proceeds: $(2,898,891))		(2,895,417)

Total Investments, Net of TBA Sales Commitments —117.3%
(Cost: $202,667,964)		190,984,901

Liabilities in Excess of Other Assets — (17.3)%		(28,141,103)

Net Assets — 100.0%		$162,843,798

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Zero-coupon bond.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Represents or includes a TBA transaction.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

40	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 5-10 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,859,959	$22,455,014	(a)	$—	$831	$15,723	$28,331,527	28,315	$450,455		$—

BlackRock Cash Funds: Treasury, SL Agency Shares	348,175	1,013,161	(a)	—	—	—	1,361,336	1,361	14,296	(b)	—

					$831	$15,723	$29,692,863		$464,751		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$1,417,808	$—	$1,417,808
Corporate Bonds & Notes	—	37,678,742	—	37,678,742
Foreign Government Obligations	—	5,020,077	—	5,020,077
Municipal Debt Obligations	—	52,500	—	52,500
U.S. Government & Agency Obligations	—	120,018,328	—	120,018,328
Short-Term Securities
Money Market Funds	29,692,863	—	—	29,692,863
Liabilities
Investments
TBA Sales Commitments	—	(2,895,417)	—	(2,895,417)

	$29,692,863	$161,292,038	$—	$190,984,901

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$49	$46,335

Aerospace & Defense — 1.1%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	85	76,138
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(a)	50	33,143
5.80%, 10/11/41(a)	50	50,611
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	42	27,871
3.55%, 03/01/38 (Call 09/01/37)	30	22,626
3.63%, 03/01/48 (Call 09/01/47)	105	71,784
3.65%, 03/01/47 (Call 09/01/46)	110	76,172
3.75%, 02/01/50 (Call 08/01/49)	60	42,497
3.83%, 03/01/59 (Call 09/01/58)	5	3,369
3.85%, 11/01/48 (Call 05/01/48)	45	32,028
3.90%, 05/01/49 (Call 11/01/48)	95	68,281
3.95%, 08/01/59 (Call 02/01/59)	5	3,459
5.71%, 05/01/40 (Call 11/01/39)	110	105,343
5.81%, 05/01/50 (Call 11/01/49)	310	295,588
5.88%, 02/15/40	40	38,938
5.93%, 05/01/60 (Call 11/01/59)	165	155,239
6.63%, 02/15/38	70	72,981
6.88%, 03/15/39	150	160,541
Bombardier Inc., 7.45%, 05/01/34(a)	35	35,555
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/14/42)	31	25,609
4.25%, 04/01/40 (Call 10/01/39)	35	31,743
4.25%, 04/01/50 (Call 10/01/49)	55	49,037
Howmet Aerospace Inc., 5.95%, 02/01/37	40	39,510
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	80	76,006
5.05%, 04/27/45 (Call 10/27/44)	15	13,888
6.15%, 12/15/40	60	62,849
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	30	20,687
3.60%, 03/01/35 (Call 09/01/34)	35	30,905
3.80%, 03/01/45 (Call 09/01/44)	155	127,937
4.07%, 12/15/42	70	61,129
4.09%, 09/15/52 (Call 03/15/52)	57	48,990
4.15%, 06/15/53 (Call 12/15/52)	35	30,028
4.30%, 06/15/62 (Call 12/15/61)	40	34,675
4.50%, 05/15/36 (Call 11/15/35)	106	101,089
4.70%, 05/15/46 (Call 11/15/45)	67	63,227
5.70%, 11/15/54 (Call 05/15/54)	40	43,323
5.72%, 06/01/40	35	37,173
5.90%, 11/15/63 (Call 05/15/63)	55	60,875
Series B, 6.15%, 09/01/36	125	136,208
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	35	27,799
4.03%, 10/15/47 (Call 04/15/47)	173	142,993
4.75%, 06/01/43	88	80,528
4.95%, 03/15/53 (Call 09/15/52)	60	56,544
5.05%, 11/15/40	35	33,559
5.15%, 05/01/40 (Call 11/01/39)	10	9,703
5.25%, 05/01/50 (Call 11/01/49)	40	39,455
Raytheon Technologies Corp.
3.03%, 03/15/52 (Call 09/15/51)	120	82,895
3.13%, 07/01/50 (Call 01/01/50)	65	45,733

Security	Par (000)	Value

Aerospace & Defense (continued)
3.75%, 11/01/46 (Call 05/01/46)	$80	$62,953
4.05%, 05/04/47 (Call 11/04/46)	40	33,128
4.15%, 05/15/45 (Call 11/16/44)	144	120,060
4.35%, 04/15/47 (Call 10/15/46)	60	52,079
4.45%, 11/16/38 (Call 05/16/38)	65	58,726
4.50%, 06/01/42	235	211,227
4.63%, 11/16/48 (Call 05/16/48)	105	95,409
4.70%, 12/15/41	55	50,456
4.80%, 12/15/43 (Call 06/15/43)	80	73,204
4.88%, 10/15/40	36	33,657
6.05%, 06/01/36	65	68,355
6.13%, 07/15/38	5	5,320

		3,850,835

Agriculture — 0.7%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	55	36,843
3.70%, 02/04/51 (Call 08/04/50)	135	85,640
3.88%, 09/16/46 (Call 03/16/46)	103	68,873
4.00%, 02/04/61 (Call 08/04/60)	70	46,218
4.25%, 08/09/42	73	54,613
4.45%, 05/06/50 (Call 11/06/49)	45	31,904
4.50%, 05/02/43	90	68,324
5.38%, 01/31/44	125	108,854
5.80%, 02/14/39 (Call 08/14/38)	156	143,523
5.95%, 02/14/49 (Call 08/14/48)	135	120,809
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	55	45,231
4.02%, 04/16/43	45	38,434
4.50%, 03/15/49 (Call 09/15/48)	70	63,959
4.54%, 03/26/42	2	1,832
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	10	6,839
3.98%, 09/25/50 (Call 03/25/50)	60	39,540
4.39%, 08/15/37 (Call 02/15/37)	110	85,348
4.54%, 08/15/47 (Call 02/15/47)	180	129,110
4.76%, 09/06/49 (Call 03/06/49)	60	44,488
5.28%, 04/02/50 (Call 02/02/49)	5	3,975
5.65%, 03/16/52 (Call 09/16/51)	30	25,206
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)	110	77,064
3.88%, 05/23/49 (Call 11/23/48)(a)	25	20,073
4.76%, 11/23/45(a)	55	50,206
Philip Morris International Inc.
3.88%, 08/21/42	69	52,497
4.13%, 03/04/43	125	98,666
4.25%, 11/10/44	106	84,472
4.38%, 11/15/41	47	38,913
4.50%, 03/20/42	125	104,269
4.88%, 11/15/43	20	17,433
6.38%, 05/16/38	30	31,650
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	70	63,666
5.85%, 08/15/45 (Call 02/12/45)	180	154,676
6.15%, 09/15/43	10	9,146
7.25%, 06/15/37	146	153,939

		2,206,233

Airlines — 0.0%
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	15	11,997

42	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	$55	$42,357
3.38%, 03/27/50 (Call 09/27/49)	75	58,354
3.63%, 05/01/43 (Call 11/01/42)	95	77,851
3.88%, 11/01/45 (Call 05/01/45)	60	51,449

		230,011

Auto Manufacturers — 0.3%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)	15	9,463
4.88%, 10/01/43 (Call 04/01/43)	86	82,252
Ford Motor Co.
4.75%, 01/15/43	140	102,686
5.29%, 12/08/46 (Call 06/08/46)	90	70,368
7.40%, 11/01/46	25	24,864
General Motors Co.
5.00%, 04/01/35	68	60,374
5.15%, 04/01/38 (Call 10/01/37)	55	47,516
5.20%, 04/01/45	35	28,867
5.40%, 04/01/48 (Call 10/01/47)	82	68,286
5.95%, 04/01/49 (Call 10/01/48)	65	58,498
6.25%, 10/02/43	88	82,820
6.60%, 04/01/36 (Call 10/01/35)	83	82,980
6.75%, 04/01/46 (Call 10/01/45)	100	98,596

		817,570

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	15	9,033
4.40%, 10/01/46 (Call 04/01/46)	25	18,900
5.40%, 03/15/49 (Call 09/15/48)	90	78,208
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	80	58,542
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	31	24,103
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/33 (Call 01/30/33)	30	25,490
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	15	9,369
5.25%, 05/15/49 (Call 11/15/48)	20	16,890

		240,535

Banks — 3.8%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (1 day SOFR + 1.930%)(b)	319	219,016
2.83%, 10/24/51 (Call 10/24/50), (1 day SOFR + 1.880%)(b)	125	79,984
2.97%, 07/21/52 (Call 07/21/51), (1 day SOFR + 1.560%)(b)	85	55,542
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(b)	75	59,639
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(b)	188	157,651
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(b)	450	361,818
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(b)	221	191,211
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(b)	166	139,228
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	225	194,184
5.00%, 01/21/44	147	139,394
5.88%, 02/07/42	115	119,996
6.11%, 01/29/37	100	102,804
7.75%, 05/14/38	225	265,061
Series L, 4.75%, 04/21/45	45	40,881

Security	Par (000)	Value

Banks (continued)
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1 day SOFR + 1.650%)(b)	$60	$44,051
Barclays PLC
4.95%, 01/10/47	215	192,238
5.25%, 08/17/45	100	93,024
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (1 day SOFR + 1.379%)(b)	145	100,977
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(b)	95	78,131
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(b)	55	46,670
4.65%, 07/30/45	142	125,707
4.65%, 07/23/48 (Call 06/23/48)	110	98,448
4.75%, 05/18/46	145	124,881
5.30%, 05/06/44	25	23,515
5.32%, 03/26/41 (Call 03/26/40), (1 day SOFR + 4.548%)(b)	117	113,802
6.13%, 08/25/36	175	177,777
6.68%, 09/13/43(c)	100	110,111
8.13%, 07/15/39	141	179,043
Commonwealth Bank of Australia
3.74%, 09/12/39(a)	200	152,636
3.90%, 07/12/47(a)(c)	100	85,021
Cooperatieve Rabobank UA
5.25%, 05/24/41	50	52,096
5.25%, 08/04/45(c)	250	236,997
Fifth Third Bancorp., 8.25%, 03/01/38	102	127,108
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (1 day SOFR + 1.472%)(b)	130	90,432
3.21%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.513%)(b)	150	108,783
3.44%, 02/24/43 (Call 02/24/42), (1 day SOFR + 1.632%)(b)	85	63,299
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	228	189,055
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(b)	161	139,542
4.75%, 10/21/45 (Call 04/21/45)	127	113,426
4.80%, 07/08/44 (Call 01/08/44)	211	189,326
5.15%, 05/22/45	225	208,021
6.25%, 02/01/41	161	172,301
6.45%, 05/01/36	35	36,394
6.75%, 10/01/37	328	349,271
HSBC Holdings PLC
5.25%, 03/14/44	300	272,673
6.50%, 09/15/37	200	203,404
6.80%, 06/01/38	100	102,399
Intesa Sanpaolo SpA, 4.95%, 06/01/42 (Call 06/01/41), (1 year CMT + 2.750%)(a)(b)	55	36,811
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (1 day SOFR + 1.510%)(b)	202	135,136
3.11%, 04/22/41 (Call 04/22/40), (1 day SOFR + 2.460%)(b)	170	125,569
3.11%, 04/22/51 (Call 04/22/50), (1 day SOFR + 2.440%)(b)	161	109,902
3.16%, 04/22/42 (Call 04/22/41), (1 day SOFR + 2.460%)(b)	25	18,451
3.33%, 04/22/52 (Call 04/22/51), (1 day SOFR + 1.580%)(b)	240	170,297
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(b)	187	155,765
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(b)	20	15,887
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(b)	240	192,811
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	105	85,549

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	$145	$122,515
4.85%, 02/01/44	25	23,418
4.95%, 06/01/45	190	174,488
5.40%, 01/06/42	35	34,776
5.50%, 10/15/40	96	97,038
5.60%, 07/15/41	189	192,351
5.63%, 08/16/43	120	119,249
6.40%, 05/15/38	183	200,720
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	165	95,314
0.00%, 06/29/37(d)	175	96,201
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	180,080
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	96	83,803
4.29%, 07/26/38	95	85,208
Morgan Stanley
2.80%, 01/25/52 (Call 07/25/51), (1 day SOFR + 1.430%)(b)	120	77,278
3.22%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.485%)(b)	115	85,663
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	200	168,840
4.30%, 01/27/45	301	258,851
4.38%, 01/22/47	150	130,561
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(b)	82	72,857
5.60%, 03/24/51 (Call 03/24/50), (1 day SOFR + 4.480%)(b)	121	125,081
6.38%, 07/24/42	112	123,282
Regions Financial Corp., 7.38%, 12/10/37	10	11,463
Societe Generale SA, 3.63%, 03/01/41(a)	200	135,038
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	189,840
Sumitomo Mitsui Financial Group Inc., 2.93%, 09/17/41	50	34,718
UBS Group AG, 3.18%, 02/11/43 (Call 02/11/42), (1 year CMT + 1.100%)(a)(b)	200	144,342
Wachovia Corp., 5.50%, 08/01/35	75	73,946
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1 day SOFR + 2.530%)(b)	320	232,749
3.90%, 05/01/45	170	134,902
4.40%, 06/14/46	105	85,862
4.61%, 04/25/53 (Call 04/25/52), (1 day SOFR + 2.130%)(b)	195	169,018
4.65%, 11/04/44	95	81,191
4.75%, 12/07/46	135	115,679
4.90%, 11/17/45	163	144,059
5.01%, 04/04/51 (Call 04/04/50), (1 day SOFR + 4.502%)(b)	440	405,218
5.38%, 11/02/43	121	114,474
5.61%, 01/15/44	205	199,721
5.95%, 12/01/86	15	15,492
Wells Fargo Bank NA, 6.60%, 01/15/38	250	271,860
Westpac Banking Corp.
2.96%, 11/16/40	60	40,732
3.13%, 11/18/41	90	61,718
4.42%, 07/24/39	115	97,063

		12,879,805

Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	423	396,892
4.90%, 02/01/46 (Call 08/01/45)	460	422,298
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	15	12,399
4.63%, 02/01/44	100	89,297

Security	Par (000)	Value

Beverages (continued)
4.70%, 02/01/36 (Call 08/01/35)	$255	$239,822
4.90%, 02/01/46 (Call 08/01/45)	40	36,547
Anheuser-Busch InBev Worldwide Inc. 4.35%, 06/01/40 (Call 12/01/39)	30	26,314
4.38%, 04/15/38 (Call 10/15/37)	85	75,855
4.44%, 10/06/48 (Call 04/06/48)	96	82,595
4.50%, 06/01/50 (Call 12/01/49)	100	88,051
4.60%, 04/15/48 (Call 10/15/47)	323	284,345
4.75%, 04/15/58 (Call 10/15/57)	110	98,226
4.95%, 01/15/42	65	60,691
5.45%, 01/23/39 (Call 07/23/38)	130	129,737
5.55%, 01/23/49 (Call 07/23/48)	385	387,999
5.80%, 01/23/59 (Call 07/23/58)	110	113,487
8.20%, 01/15/39	25	31,200
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	75	65,909
4.50%, 07/15/45 (Call 01/15/45)	47	42,374
Coca-Cola Co. (The)
2.50%, 06/01/40	116	84,246
2.50%, 03/15/51	150	98,172
2.60%, 06/01/50	125	83,654
2.75%, 06/01/60	65	42,778
2.88%, 05/05/41	100	76,205
3.00%, 03/05/51	105	76,510
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	95	70,743
4.10%, 02/15/48 (Call 08/15/47)	45	35,331
5.25%, 11/15/48 (Call 05/15/48)	40	37,253
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	70	58,489
5.88%, 09/30/36	45	47,381
Diageo Investment Corp.
4.25%, 05/11/42	42	38,029
7.45%, 04/15/35	50	59,526
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	160	121,651
Heineken NV
4.00%, 10/01/42(a)	15	12,131
4.35%, 03/29/47 (Call 09/29/46)(a)	90	75,290
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	30	20,588
3.80%, 05/01/50 (Call 11/01/49)	65	48,678
4.42%, 12/15/46 (Call 06/15/46)	30	24,931
4.50%, 11/15/45 (Call 05/15/45)	40	34,094
4.50%, 04/15/52 (Call 10/15/51)	90	75,316
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	134	104,574
5.00%, 05/01/42	85	76,052
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	55	40,347
2.75%, 10/21/51 (Call 04/21/51)	50	34,694
2.88%, 10/15/49 (Call 04/15/49)	200	143,854
3.38%, 07/29/49 (Call 01/29/49)	47	37,256
3.45%, 10/06/46 (Call 04/06/46)	84	67,785
3.50%, 03/19/40 (Call 09/19/39)	30	24,824
3.63%, 03/19/50 (Call 09/19/49)	119	98,075
3.88%, 03/19/60 (Call 09/19/59)	150	126,355
4.00%, 03/05/42	5	4,435
4.25%, 10/22/44 (Call 04/22/44)	5	4,456

44	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.45%, 04/14/46 (Call 10/14/45)	$5	$4,729

		4,672,470

Biotechnology — 0.9%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	172	103,793
2.80%, 08/15/41 (Call 02/15/41)	200	137,550
3.00%, 01/15/52 (Call 07/15/51)	110	70,394
3.15%, 02/21/40 (Call 08/21/39)	165	121,282
3.38%, 02/21/50 (Call 08/21/49)	200	139,442
4.20%, 02/22/52 (Call 08/22/51)	35	28,171
4.40%, 05/01/45 (Call 11/01/44)	210	175,633
4.40%, 02/22/62 (Call 08/22/61)	25	20,067
4.56%, 06/15/48 (Call 12/15/47)	110	94,530
4.66%, 06/15/51 (Call 12/15/50)	205	177,007
4.88%, 03/01/53 (Call 09/01/52)	50	44,492
4.95%, 10/01/41	71	64,801
5.15%, 11/15/41 (Call 05/15/41)	106	98,152
5.60%, 03/02/43 (Call 09/02/42)	150	148,185
5.65%, 03/02/53 (Call 09/02/52)	275	272,737
5.75%, 03/02/63 (Call 09/02/62)	95	93,687
6.38%, 06/01/37	37	39,608
6.40%, 02/01/39	60	63,840
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	105	69,566
3.25%, 02/15/51 (Call 08/15/50)	114	76,753
CSL Finance PLC
4.75%, 04/27/52 (Call 10/27/51)(a)	35	31,726
4.95%, 04/27/62 (Call 10/27/61)(a)	5	4,641
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	150	132,183
4.15%, 03/01/47 (Call 09/01/46)	165	138,093
4.50%, 02/01/45 (Call 08/01/44)	105	92,294
4.60%, 09/01/35 (Call 03/01/35)	95	90,186
4.75%, 03/01/46 (Call 09/01/45)	188	170,078
4.80%, 04/01/44 (Call 10/01/43)	160	147,294
5.65%, 12/01/41 (Call 06/01/41)	10	10,258
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	75	47,002
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	25	17,440
3.35%, 09/02/51 (Call 03/02/51)	40	24,867
3.55%, 09/02/50 (Call 03/02/50)	120	78,065

		3,023,817

Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	95	71,209
3.58%, 04/05/50 (Call 10/05/49)	135	97,320
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(a)	20	18,088
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)	45	33,770
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	130	110,590
4.63%, 07/02/44 (Call 01/02/44)	30	26,339
4.95%, 07/02/64 (Call 01/02/64)(e)	43	37,429
Lafarge SA, 7.13%, 07/15/36	25	26,882
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	20	13,536
4.25%, 12/15/47 (Call 06/15/47)	80	66,002

Security	Par (000)	Value

Building Materials (continued)
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	$30	$19,170
4.50%, 05/15/47 (Call 11/15/46)	82	66,583
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	32	25,535
4.40%, 01/30/48 (Call 07/30/47)	25	20,212
7.00%, 12/01/36	20	21,806
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	25	20,468
5.75%, 06/15/43	40	40,367
Trane Technologies Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	15	12,822
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	34,235
4.70%, 03/01/48 (Call 09/01/47)	30	26,362

		788,725

Chemicals — 0.9%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	40	29,563
2.80%, 05/15/50 (Call 11/15/49)	65	44,946
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	45	41,554
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)(c)	20	19,938
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(c)(f)	200	188,554
CF Industries Inc.
4.95%, 06/01/43	32	26,787
5.38%, 03/15/44	110	97,082
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	25	18,036
4.38%, 11/15/42 (Call 05/15/42)	77	64,841
4.63%, 10/01/44 (Call 04/01/44)	85	73,141
4.80%, 05/15/49 (Call 11/15/48)	45	38,413
5.25%, 11/15/41 (Call 05/15/41)	91	85,571
5.55%, 11/30/48 (Call 05/30/48)	50	47,563
6.90%, 05/15/53 (Call 11/15/52)	65	72,616
9.40%, 05/15/39	38	50,373
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	101	98,086
5.42%, 11/15/48 (Call 05/15/48)	135	129,469
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	74	61,648
4.80%, 09/01/42 (Call 03/01/42)	50	43,334
Ecolab Inc.
2.70%, 12/15/51 (Call 06/15/51)	50	31,747
2.75%, 08/18/55 (Call 02/18/55)	92	56,533
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	40	32,401
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(f)	90	89,048
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)	95	65,203
4.38%, 06/01/47 (Call 12/01/46)	75	56,807
5.00%, 09/26/48 (Call 03/26/48)	90	74,644
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	65	52,382
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	53	44,852
5.25%, 07/15/43	43	38,234
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	75	53,818
3.63%, 04/01/51 (Call 04/01/50)	91	62,370
3.80%, 10/01/60 (Call 04/01/60)	30	19,998
4.20%, 10/15/49 (Call 04/15/49)	35	26,379

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.20%, 05/01/50 (Call 11/01/49)	$130	$98,071
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	66	52,778
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	20	16,347
Mosaic Co. (The) 4.88%, 11/15/41 (Call 05/15/41)	30	26,270
5.63%, 11/15/43 (Call 05/15/43)	70	66,402
Nutrien Ltd. 3.95%, 05/13/50 (Call 11/13/49)	30	22,878
4.13%, 03/15/35 (Call 09/15/34)	70	60,575
4.90%, 06/01/43 (Call 12/01/42)	40	35,739
5.00%, 04/01/49 (Call 10/01/48)	25	22,498
5.25%, 01/15/45 (Call 07/15/44)	70	64,658
5.63%, 12/01/40	41	39,744
5.88%, 12/01/36	25	25,133
6.13%, 01/15/41 (Call 07/15/40)	25	25,533
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(c)(f)	200	177,084
RPM International Inc. 4.25%, 01/15/48 (Call 07/15/47)	30	22,690
5.25%, 06/01/45 (Call 12/01/44)	70	61,132
Sherwin-Williams Co. (The) 2.90%, 03/15/52 (Call 09/15/51)	55	33,846
3.30%, 05/15/50 (Call 11/15/49)	30	20,456
3.80%, 08/15/49 (Call 02/15/49)	30	22,438
4.00%, 12/15/42 (Call 06/15/42)	40	31,789
4.50%, 06/01/47 (Call 12/01/46)	105	88,164
4.55%, 08/01/45 (Call 02/01/45)	10	8,419
Westlake Corp. 3.13%, 08/15/51 (Call 02/15/51)	25	15,467
4.38%, 11/15/47 (Call 05/15/47)	50	39,129
5.00%, 08/15/46 (Call 02/15/46)	131	110,436

		3,123,607

Commercial Services — 0.9%
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	80	51,842
California Institute of Technology 3.65%, 09/01/2119 (Call 03/01/2119)	15	10,226
4.32%, 08/01/45	75	66,910
4.70%, 11/01/2111	30	26,403
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	5	4,830
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	200	222,330
Duke University
Series 2020, 2.68%, 10/01/44	30	22,284
Series 2020, 2.76%, 10/01/50	40	27,890
Series 2020, 2.83%, 10/01/55	25	17,113
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	45	32,367
ERAC USA Finance LLC 4.20%, 11/01/46 (Call 05/01/46)(a)	70	57,380
4.50%, 02/15/45 (Call 08/15/44)(a)	15	12,850
5.63%, 03/15/42(a)	10	9,843
7.00%, 10/15/37(a)	155	174,724
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	22,682
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	45	27,411
George Washington University (The) 4.87%, 09/15/45	90	85,096
Series 2014, 4.30%, 09/15/44	45	39,406
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	21,547

Security	Par (000)	Value

Commercial Services (continued)
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	$45	$29,860
Series B, 4.32%, 04/01/49 (Call 10/01/48)	96	82,140
Global Payments Inc. 4.15%, 08/15/49 (Call 02/15/49)	55	39,786
5.95%, 08/15/52 (Call 02/15/52)	30	27,684
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	5	4,093
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	25	21,709
Series A, 2.81%, 01/01/60 (Call 07/01/59)	55	35,599
Leland Stanford Junior University (The) 2.41%, 06/01/50 (Call 12/01/49)	20	13,251
3.65%, 05/01/48 (Call 11/01/47)	100	84,587
Massachusetts Institute of Technology 3.89%, 07/01/2116	25	18,834
3.96%, 07/01/38	25	22,964
4.68%, 07/01/2114	30	27,199
5.60%, 07/01/2111	30	32,421
Series F, 2.99%, 07/01/50 (Call 01/01/50)	25	18,597
Series G, 2.29%, 07/01/51 (Call 01/01/51)	45	28,539
Moody’s Corp. 3.10%, 11/29/61 (Call 05/29/61)	70	43,541
3.25%, 05/20/50 (Call 11/20/49)	45	31,324
4.88%, 12/17/48 (Call 06/17/48)	25	22,615
5.25%, 07/15/44	51	48,736
Northeastern University, Series 2020, 2.89%, 10/01/50	30	20,519
Northwestern University 4.64%, 12/01/44	15	14,457
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	35	28,470
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	50	34,554
PayPal Holdings Inc. 3.25%, 06/01/50 (Call 12/01/49)	74	51,204
5.05%, 06/01/52 (Call 12/01/51)	55	50,185
5.25%, 06/01/62 (Call 12/01/61)	30	27,451
President and Fellows of Harvard College 2.52%, 10/15/50 (Call 04/15/50)	70	47,256
3.15%, 07/15/46 (Call 01/15/46)	45	34,924
4.88%, 10/15/40	65	65,743
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	5	3,345
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	15	9,795
S&P Global Inc. 2.30%, 08/15/60 (Call 02/15/60)	60	33,145
3.25%, 12/01/49 (Call 06/01/49)	86	63,048
3.70%, 03/01/52	25	19,786
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	10	7,412
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	90	79,303
Trustees of Princeton University (The) 5.70%, 03/01/39	50	55,082
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	55	37,601
Trustees of the University of Pennsylvania (The) 3.61%, 02/15/2119 (Call 08/15/2118)	15	10,439
4.67%, 09/01/2112	15	13,221
University of Chicago (The) 3.00%, 10/01/52 (Call 04/01/52)	20	14,609
4.00%, 10/01/53 (Call 04/01/53)	150	130,557
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	5	3,849
Series C, 2.55%, 04/01/50 (Call 10/01/49)	10	6,969

46	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	$70	$56,920
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	56	44,974
University of Southern California 2.81%, 10/01/50 (Call 04/01/50)	30	20,574
3.03%, 10/01/39	35	28,075
5.25%, 10/01/2111	50	50,096
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	70	60,026
Verisk Analytics Inc. 3.63%, 05/15/50 (Call 11/15/49)	25	17,362
5.50%, 06/15/45 (Call 12/15/44)	55	51,356
William Marsh Rice University, 3.57%, 05/15/45	115	96,318
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	38	24,818

		2,880,056

Computers — 1.0%
Apple Inc. 2.38%, 02/08/41 (Call 08/08/40)	70	49,449
2.40%, 08/20/50 (Call 02/20/50)	90	57,055
2.55%, 08/20/60 (Call 02/20/60)	95	59,169
2.65%, 05/11/50 (Call 11/11/49)	128	86,020
2.65%, 02/08/51 (Call 08/08/50)	220	146,632
2.70%, 08/05/51 (Call 02/05/51)	135	90,365
2.80%, 02/08/61 (Call 02/08/60)	215	137,162
2.85%, 08/05/61 (Call 02/05/61)	105	68,289
2.95%, 09/11/49 (Call 03/11/49)	290	208,124
3.45%, 02/09/45	140	112,991
3.75%, 09/12/47 (Call 03/12/47)	100	83,266
3.85%, 05/04/43	160	137,496
3.85%, 08/04/46 (Call 02/04/46)	130	109,767
3.95%, 08/08/52 (Call 02/08/52)	40	34,075
4.10%, 08/08/62 (Call 02/08/62)	45	38,060
4.25%, 02/09/47 (Call 08/09/46)	80	73,149
4.38%, 05/13/45	141	129,621
4.45%, 05/06/44	50	47,575
4.50%, 02/23/36 (Call 08/23/35)	150	147,045
4.65%, 02/23/46 (Call 08/23/45)	240	228,540
Dell Inc., 6.50%, 04/15/38	120	120,583
Dell International LLC/EMC Corp. 3.38%, 12/15/41 (Call 06/15/41)(a)	65	43,082
3.45%, 12/15/51 (Call 06/15/51)(a)	75	45,800
8.10%, 07/15/36 (Call 01/15/36)	69	77,353
8.35%, 07/15/46 (Call 01/15/46)	48	54,694
Hewlett Packard Enterprise Co. 6.20%, 10/15/35 (Call 04/15/35)	58	59,572
6.35%, 10/15/45 (Call 04/15/45)	130	127,865
HP Inc., 6.00%, 09/15/41(c)	97	94,762
International Business Machines Corp. 4.00%, 06/20/42	165	134,742
4.15%, 05/15/39	100	84,765
4.25%, 05/15/49	110	90,837
4.70%, 02/19/46	230	200,503
5.60%, 11/30/39	135	135,216
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	5	3,354
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	35	31,210

		3,348,188

Cosmetics & Personal Care — 0.1%
Avon Products Inc., 8.45%, 03/15/43	15	15,112

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Colgate-Palmolive Co. 3.70%, 08/01/47 (Call 02/01/47)	$35	$30,751
4.00%, 08/15/45	65	59,451
Estee Lauder Companies Inc. (The) 3.13%, 12/01/49 (Call 06/01/49)	56	40,823
4.15%, 03/15/47 (Call 09/15/46)	15	13,080
4.38%, 06/15/45 (Call 12/15/44)	20	17,949
6.00%, 05/15/37	35	37,767
Procter & Gamble Co. (The) 3.55%, 03/25/40	55	47,180
3.60%, 03/25/50	55	46,440
5.55%, 03/05/37	75	81,754

		390,307

Distribution & Wholesale — 0.0%
WW Grainger Inc. 3.75%, 05/15/46 (Call 11/15/45)	30	23,890
4.20%, 05/15/47 (Call 11/15/46)	30	25,793
4.60%, 06/15/45 (Call 12/15/44)	55	50,521

		100,204

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41 (Call 04/29/41)	150	109,263
American Express Co., 4.05%, 12/03/42	132	116,581
Blackstone Holdings Finance Co. LLC 2.80%, 09/30/50 (Call 03/30/50)(a)	25	14,725
2.85%, 08/05/51 (Call 02/05/51)(a)	45	26,577
3.20%, 01/30/52 (Call 07/30/51)(a)	15	9,645
3.50%, 09/10/49 (Call 03/10/49)(a)	115	78,887
4.00%, 10/02/47 (Call 04/02/47)(a)(c)	60	45,849
4.45%, 07/15/45(a)	55	44,977
5.00%, 06/15/44(a)	40	35,060
Brookfield Finance Inc. 3.63%, 02/15/52 (Call 08/15/51)	5	3,408
4.70%, 09/20/47 (Call 03/20/47)	98	83,338
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	55	37,002
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	65	39,019
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	122	124,522
Intercontinental Exchange Inc. 3.00%, 06/15/50 (Call 12/15/49)	157	106,757
3.00%, 09/15/60 (Call 03/15/60)	95	60,099
4.25%, 09/21/48 (Call 03/21/48)	130	112,046
4.95%, 06/15/52 (Call 12/15/51)	135	127,640
5.20%, 06/15/62 (Call 01/15/62)	35	34,439
Invesco Finance PLC, 5.38%, 11/30/43	45	42,765
Jefferies Financial Group Inc., 6.25%, 01/15/36	100	103,596
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(c)	75	69,724
Legg Mason Inc., 5.63%, 01/15/44	45	44,579
Mastercard Inc. 2.95%, 03/15/51 (Call 09/15/50)	20	14,317
3.65%, 06/01/49 (Call 12/01/48)	55	45,015
3.80%, 11/21/46 (Call 05/21/46)	50	41,595
3.85%, 03/26/50 (Call 09/26/49)	100	83,891
3.95%, 02/26/48 (Call 08/26/47)	50	43,067
Nasdaq Inc. 2.50%, 12/21/40 (Call 06/21/40)	5	3,247
3.25%, 04/28/50 (Call 10/28/49)	100	67,799
Navient Corp., 5.63%, 08/01/33	45	34,029

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	$105	$86,921
Raymond James Financial Inc. 3.75%, 04/01/51 (Call 10/01/50)	25	18,720
4.95%, 07/15/46	75	68,427
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 4.00%, 10/15/33 (Call 10/15/27)(a)	60	44,399
Visa Inc. 2.00%, 08/15/50 (Call 02/15/50)	95	56,014
2.70%, 04/15/40 (Call 10/15/39)	137	102,650
3.65%, 09/15/47 (Call 03/15/47)	60	49,631
4.15%, 12/14/35 (Call 06/14/35)	170	159,846
4.30%, 12/14/45 (Call 06/14/45)	232	209,573
Western Union Co. (The), 6.20%, 11/17/36	66	65,098

		2,664,737

Electric — 5.8%
Abu Dhabi National Energy Co. PJSC, 4.00%, 10/03/49(f)	200	167,772
Adani Transmission Ltd., 4.25%, 05/21/36(f)	169	118,079
AEP Texas Inc. 3.80%, 10/01/47 (Call 04/01/47)	10	7,426
5.25%, 05/15/52 (Call 11/15/51)	10	9,495
Series H, 3.45%, 01/15/50 (Call 07/15/49)	5	3,581
AEP Transmission Co. LLC 3.15%, 09/15/49 (Call 03/15/49)	5	3,496
3.75%, 12/01/47 (Call 06/01/47)	35	27,733
3.80%, 06/15/49 (Call 12/15/48)	65	51,685
4.00%, 12/01/46 (Call 06/01/46)	15	12,105
4.50%, 06/15/52 (Call 12/15/51)	30	26,643
Series M, 3.65%, 04/01/50 (Call 10/01/49)	100	77,028
Alabama Power Co. 3.00%, 03/15/52 (Call 09/15/51)	25	16,518
3.13%, 07/15/51 (Call 01/15/51)	40	27,156
3.45%, 10/01/49 (Call 04/01/49)	65	47,384
4.15%, 08/15/44 (Call 02/15/44)	50	41,505
6.00%, 03/01/39	110	114,599
Series A, 4.30%, 07/15/48 (Call 01/15/48)	47	39,405
Series B, 3.70%, 12/01/47 (Call 06/01/47)	75	57,613
Ameren Illinois Co. 2.90%, 06/15/51 (Call 12/15/50)	30	19,906
3.25%, 03/15/50 (Call 09/15/49)	5	3,619
3.70%, 12/01/47 (Call 06/01/47)	40	31,690
4.15%, 03/15/46 (Call 09/15/45)	40	33,054
4.50%, 03/15/49 (Call 09/15/48)	25	22,597
5.90%, 12/01/52 (Call 06/01/52)	25	27,100
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	55	36,947
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	5	4,594
Appalachian Power Co. 4.45%, 06/01/45 (Call 12/01/44)	5	4,179
7.00%, 04/01/38	51	57,121
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	40	33,428
Arizona Public Service Co. 3.35%, 05/15/50 (Call 11/15/49)	25	16,994
3.50%, 12/01/49 (Call 06/01/49)	30	20,784
3.75%, 05/15/46 (Call 11/15/45)	75	55,122
4.20%, 08/15/48 (Call 02/15/48)	30	23,520
4.35%, 11/15/45 (Call 05/15/45)	25	20,049
4.50%, 04/01/42 (Call 10/01/41)	16	13,438
5.05%, 09/01/41 (Call 03/01/41)	30	27,189

Security	Par (000)	Value

Electric (continued)
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	$80	$68,390
Baltimore Gas & Electric Co. 2.90%, 06/15/50 (Call 12/15/49)	5	3,337
3.20%, 09/15/49 (Call 03/15/49)	25	17,758
3.50%, 08/15/46 (Call 02/15/46)	25	18,819
3.75%, 08/15/47 (Call 02/15/47)	45	35,203
4.25%, 09/15/48 (Call 03/15/48)	10	8,420
4.55%, 06/01/52 (Call 12/01/51)	30	26,557
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	30	25,076
Berkshire Hathaway Energy Co. 2.85%, 05/15/51 (Call 11/15/50)	30	19,503
3.80%, 07/15/48 (Call 01/15/48)	80	61,748
4.25%, 10/15/50 (Call 04/15/50)	60	49,724
4.45%, 01/15/49 (Call 07/15/48)	68	58,598
4.50%, 02/01/45 (Call 08/01/44)	123	106,920
4.60%, 05/01/53 (Call 11/01/52)	20	17,546
5.15%, 11/15/43 (Call 05/15/43)	35	33,156
6.13%, 04/01/36	81	86,111
Black Hills Corp. 3.88%, 10/15/49 (Call 04/15/49)	5	3,651
4.20%, 09/15/46 (Call 03/15/46)	30	22,961
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	55	43,793
3.95%, 03/01/48 (Call 09/01/47)	30	24,745
4.50%, 04/01/44 (Call 10/01/43)	160	142,746
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	40	34,819
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	10,149
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	10	7,565
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	40	33,695
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	83	83,222
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	35	31,426
Comision Federal de Electricidad, 4.68%, 02/09/51 (Call 08/09/50)(f)	200	133,212
Commonwealth Edison Co. 3.00%, 03/01/50 (Call 09/01/49)	50	34,214
3.65%, 06/15/46 (Call 12/15/45)	55	42,039
3.70%, 03/01/45 (Call 09/01/44)	15	11,667
4.00%, 03/01/49 (Call 09/01/48)	40	32,393
4.35%, 11/15/45 (Call 05/15/45)	60	51,312
4.70%, 01/15/44 (Call 07/15/43)	45	41,044
6.45%, 01/15/38	30	33,474
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	40	31,156
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	250	175,905
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	35	27,650
Connecticut Light & Power Co. (The) 4.00%, 04/01/48 (Call 10/01/47)	15	12,546
4.30%, 04/15/44 (Call 10/15/43)	25	21,568
5.25%, 01/15/53 (Call 07/15/52)	50	49,919
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	12,613
Consolidated Edison Co. of New York Inc. 3.60%, 06/15/61 (Call 12/15/60)	50	35,968
3.70%, 11/15/59 (Call 05/15/59)	20	14,406
3.85%, 06/15/46 (Call 12/15/45)	50	38,899
3.95%, 03/01/43 (Call 09/01/42)	140	113,292
4.45%, 03/15/44 (Call 09/15/43)	70	59,686
4.50%, 12/01/45 (Call 06/01/45)	155	132,618
4.50%, 05/15/58 (Call 11/15/57)	45	37,386
4.63%, 12/01/54 (Call 06/01/54)	55	46,892

48	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.15%, 11/15/52 (Call 05/15/52)	$30	$32,095
Series 06-A, 5.85%, 03/15/36	100	102,303
Series 08-B, 6.75%, 04/01/38	35	38,824
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	90	69,828
Series C, 4.00%, 11/15/57 (Call 05/15/57)	55	42,273
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	28,333
Series E, 4.65%, 12/01/48 (Call 06/01/48)	55	48,213
Constellation Energy Generation LLC 5.60%, 06/15/42 (Call 12/15/41)	50	48,024
6.25%, 10/01/39	53	54,559
Consumers Energy Co. 3.10%, 08/15/50 (Call 02/15/50)	81	56,413
3.50%, 08/01/51 (Call 02/01/51)	25	18,908
4.05%, 05/15/48 (Call 11/15/47)	65	54,181
4.20%, 09/01/52 (Call 03/01/52)	35	29,687
4.35%, 04/15/49 (Call 10/15/48)	60	52,566
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	35	27,516
Dominion Energy Inc. 4.70%, 12/01/44 (Call 06/01/44)	15	12,881
7.00%, 06/15/38	35	38,395
Series A, 4.60%, 03/15/49 (Call 09/15/48)	40	34,025
Series B, 5.95%, 06/15/35	30	30,836
Series C, 4.05%, 09/15/42 (Call 03/15/42)	45	34,866
Series C, 4.90%, 08/01/41 (Call 02/01/41)	50	44,093
Dominion Energy South Carolina Inc. 4.60%, 06/15/43 (Call 12/15/42)	60	53,455
5.10%, 06/01/65 (Call 12/01/64)	35	33,735
5.45%, 02/01/41 (Call 08/01/40)	25	24,684
6.05%, 01/15/38	66	70,596
DTE Electric Co. 2.95%, 03/01/50 (Call 09/01/49)	30	20,479
3.70%, 03/15/45 (Call 09/15/44)	55	43,771
3.70%, 06/01/46 (Call 12/01/45)	5	3,854
3.75%, 08/15/47 (Call 02/15/47)	135	105,889
4.30%, 07/01/44 (Call 01/01/44)	30	25,966
5.40%, 04/01/53 (Call 10/01/52)	20	20,145
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	20,969
Series A, 4.05%, 05/15/48 (Call 11/15/47)	40	33,203
Series B, 3.65%, 03/01/52 (Call 09/01/51)	10	7,705
Duke Energy Carolinas LLC 3.55%, 03/15/52 (Call 09/15/51)	35	26,120
3.70%, 12/01/47 (Call 06/01/47)	40	30,572
3.75%, 06/01/45 (Call 12/01/44)	75	58,525
3.88%, 03/15/46 (Call 09/15/45)	80	62,574
3.95%, 03/15/48 (Call 09/15/47)	45	36,034
4.25%, 12/15/41 (Call 06/15/41)	40	34,453
5.30%, 02/15/40	25	24,485
5.35%, 01/15/53 (Call 07/15/52)	50	49,400
6.00%, 01/15/38	30	31,676
6.05%, 04/15/38	35	37,131
Duke Energy Corp. 3.50%, 06/15/51 (Call 12/15/50)	15	10,491
3.75%, 09/01/46 (Call 03/01/46)	100	73,526
3.95%, 08/15/47 (Call 02/15/47)	75	56,724
4.20%, 06/15/49 (Call 12/15/48)	40	31,591
4.80%, 12/15/45 (Call 06/15/45)	45	39,515
5.00%, 08/15/52 (Call 02/15/52)	70	62,153
Duke Energy Florida LLC 3.00%, 12/15/51 (Call 06/15/51)	45	30,392

Security	Par (000)	Value

Electric (continued)
3.40%, 10/01/46 (Call 04/01/46)	$50	$35,794
3.85%, 11/15/42 (Call 05/15/42)	50	40,213
5.65%, 04/01/40	30	30,221
5.95%, 11/15/52 (Call 05/15/52)	25	26,666
6.35%, 09/15/37	25	26,942
6.40%, 06/15/38	10	11,056
Duke Energy Indiana LLC 2.75%, 04/01/50 (Call 10/01/49)	25	15,675
3.75%, 05/15/46 (Call 11/15/45)	40	30,577
6.12%, 10/15/35	35	36,443
6.35%, 08/15/38	35	38,220
6.45%, 04/01/39	30	32,312
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	120	84,578
Duke Energy Ohio Inc., 4.30%, 02/01/49 (Call 08/01/48)	5	4,077
Duke Energy Progress LLC 2.90%, 08/15/51 (Call 02/15/51)	50	32,677
3.60%, 09/15/47 (Call 03/15/47)	140	105,399
3.70%, 10/15/46 (Call 04/15/46)	125	94,482
4.10%, 05/15/42 (Call 11/15/41)	50	41,763
4.10%, 03/15/43 (Call 09/15/42)	50	41,696
4.15%, 12/01/44 (Call 06/01/44)	40	33,203
4.20%, 08/15/45 (Call 02/15/45)	130	108,205
4.38%, 03/30/44 (Call 09/30/43)	30	25,689
6.30%, 04/01/38	50	53,687
E.ON International Finance BV, 6.65%, 04/30/38(a)	55	58,617
El Paso Electric Co. 5.00%, 12/01/44 (Call 06/01/44)	10	9,069
6.00%, 05/15/35	26	25,955
Electricite de France SA 4.75%, 10/13/35 (Call 04/13/35)(a)(c)	95	84,470
4.88%, 01/22/44(a)	90	76,573
4.95%, 10/13/45 (Call 04/13/45)(a)	145	121,155
5.00%, 09/21/48 (Call 03/21/48)(a)	90	76,137
5.25%, 10/13/55 (Call 04/13/55)(a)	25	20,821
5.60%, 01/27/40(a)	35	32,805
6.00%, 01/22/2114(a)	65	59,555
6.95%, 01/26/39(a)	110	117,292
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	75	58,834
Enel Finance America LLC, 2.88%, 07/12/41 (Call 01/12/41)(a) .	200	125,006
Enel Finance International NV 4.75%, 05/25/47(a)(c)	85	69,838
6.80%, 09/15/37(a)	170	173,254
Entergy Arkansas LLC 2.65%, 06/15/51 (Call 12/15/50)	35	21,771
3.35%, 06/15/52 (Call 12/15/51)	10	7,070
4.20%, 04/01/49 (Call 10/01/48)	40	33,298
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	15	10,977
Entergy Louisiana LLC 2.90%, 03/15/51 (Call 09/15/50)	35	22,817
3.10%, 06/15/41 (Call 12/15/40)	50	37,448
4.20%, 09/01/48 (Call 03/01/48)	130	109,321
4.20%, 04/01/50 (Call 10/01/49)	75	61,927
4.95%, 01/15/45 (Call 01/15/25)	90	83,890
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	18,455
Entergy Texas Inc. 3.55%, 09/30/49 (Call 03/30/49)	50	36,206
4.50%, 03/30/39 (Call 09/30/38)	35	30,864
5.00%, 09/15/52 (Call 03/15/52)	10	9,389
Evergy Kansas Central Inc. 3.25%, 09/01/49 (Call 03/01/49)	25	17,622

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.45%, 04/15/50 (Call 10/15/49)	$10	$7,319
4.10%, 04/01/43 (Call 10/01/42)	140	116,859
4.13%, 03/01/42 (Call 09/01/41)	56	46,762
4.25%, 12/01/45 (Call 06/01/45)	5	4,136
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	55	45,239
5.30%, 10/01/41 (Call 04/01/41)	40	38,858
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	35	25,185
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)	35	27,779
4.45%, 04/15/46 (Call 10/15/45)	50	41,593
4.70%, 04/15/50 (Call 10/15/49)	60	52,117
5.10%, 06/15/45 (Call 12/15/44)	65	59,781
5.60%, 03/15/53 (Call 09/15/52)	50	48,864
5.63%, 06/15/35	55	55,327
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	10	9,689
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	60	40,510
Series C, 5.10%, 07/15/47 (Call 01/15/47)	50	44,495
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	75	61,642
5.45%, 07/15/44 (Call 01/15/44)(a)	45	42,292
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	80	53,346
3.70%, 12/01/47 (Call 06/01/47)	40	31,536
3.95%, 03/01/48 (Call 09/01/47)	105	85,949
3.99%, 03/01/49 (Call 09/01/48)	30	24,794
4.05%, 06/01/42 (Call 12/01/41)	60	50,968
4.05%, 10/01/44 (Call 04/01/44)	35	29,392
4.13%, 02/01/42 (Call 08/01/41)	95	80,632
4.13%, 06/01/48 (Call 12/01/47)	45	37,938
5.25%, 02/01/41 (Call 08/01/40)	60	59,395
5.30%, 04/01/53 (Call 10/01/52)	35	34,826
5.65%, 02/01/37	50	51,227
5.69%, 03/01/40	45	46,908
5.95%, 02/01/38	30	31,611
5.96%, 04/01/39	25	26,644
Georgia Power Co.
4.30%, 03/15/42	110	92,576
5.13%, 05/15/52 (Call 11/15/51)	25	23,353
Series 10-C, 4.75%, 09/01/40	50	44,817
Series A, 3.25%, 03/15/51 (Call 09/15/50)	10	6,768
Series B, 3.70%, 01/30/50 (Call 07/30/49)	105	77,620
Great River Energy
6.25%, 07/01/38(a)	82	85,065
7.23%, 07/01/38	8	8,974
Iberdrola International BV, 6.75%, 07/15/36	60	65,365
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	5	4,171
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	10	8,217
Series K, 4.55%, 03/15/46 (Call 09/15/45)	71	60,600
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	41	33,319
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51 (Call 07/15/50)(f)	200	150,432
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	40	26,526
6.25%, 07/15/39	40	41,779
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	30	28,151

Security	Par (000)	Value

Electric (continued)
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	$8	$7,839
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	35	24,775
4.38%, 10/01/45 (Call 04/01/45)	100	84,317
5.13%, 11/01/40 (Call 05/01/40)	100	95,713
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	5	3,683
5.90%, 11/15/39(a)	30	30,476
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	5	3,572
3.65%, 08/01/48 (Call 02/01/48)	65	50,524
3.95%, 08/01/47 (Call 02/01/47)	110	91,117
4.25%, 05/01/46 (Call 11/01/45)	5	4,218
4.25%, 07/15/49 (Call 01/15/49)	90	77,732
4.80%, 09/15/43 (Call 03/15/43)	25	23,211
5.75%, 11/01/35	25	25,984
5.80%, 10/15/36	25	26,260
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	160,228
Mississippi Power Co., Series B, 3.10%, 07/30/51 (Call 01/30/51)	50	32,666
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	30	29,222
National Grid USA, 5.80%, 04/01/35	50	48,512
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	35	29,730
4.40%, 11/01/48 (Call 05/01/48)	30	25,555
Nevada Power Co., Series R, 6.75%, 07/01/37	40	44,502
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)	10	6,382
3.80%, 12/05/47 (Call 06/05/47)(a)	94	72,435
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52 (Call 07/15/51)	30	19,622
5.25%, 02/28/53 (Call 08/28/52)	50	47,368
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	45	29,612
4.12%, 11/28/42(a)	25	19,722
5.78%, 09/16/52 (Call 03/16/52)(a)	15	15,219
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	15	10,185
3.40%, 08/15/42 (Call 02/15/42)	41	32,162
3.60%, 05/15/46 (Call 11/15/45)	70	53,822
4.00%, 08/15/45 (Call 02/15/45)	15	12,381
4.13%, 05/15/44 (Call 11/15/43)	240	204,454
4.50%, 06/01/52 (Call 12/01/51)	10	9,015
5.35%, 11/01/39	30	30,114
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	25	20,730
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	45	39,336
4.55%, 06/01/52 (Call 12/01/51)	5	4,515
4.95%, 09/15/52 (Call 03/15/52)	15	14,320
5.50%, 03/15/40	10	10,131
Oglethorpe Power Corp.
4.50%, 04/01/47 (Call 10/01/46)(a)	20	16,315
5.38%, 11/01/40	150	138,388
5.95%, 11/01/39	47	46,760
Ohio Edison Co., 6.88%, 07/15/36	35	38,307
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	180	144,261
4.15%, 04/01/48 (Call 10/01/47)	60	49,744

50	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	$15	$11,433
4.15%, 04/01/47 (Call 10/01/46)	35	27,993
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	100	70,220
3.70%, 05/15/50 (Call 11/15/49)	25	19,716
3.75%, 04/01/45 (Call 10/01/44)	90	72,662
3.80%, 09/30/47 (Call 03/30/47)	50	40,560
3.80%, 06/01/49 (Call 12/01/48)	40	32,248
4.55%, 12/01/41 (Call 06/01/41)	50	45,862
4.60%, 06/01/52 (Call 12/01/51)	30	27,236
5.30%, 06/01/42 (Call 12/01/41)	40	40,130
7.50%, 09/01/38	35	42,440
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	30	20,312
3.50%, 08/01/50 (Call 02/01/50)	110	69,252
3.75%, 08/15/42 (Call 02/15/42)	45	31,142
4.00%, 12/01/46 (Call 06/01/46)	5	3,411
4.20%, 06/01/41 (Call 12/01/40)	25	18,847
4.25%, 03/15/46 (Call 09/15/45)	5	3,545
4.30%, 03/15/45 (Call 09/15/44)	35	25,340
4.50%, 07/01/40 (Call 01/01/40)	105	82,215
4.75%, 02/15/44 (Call 08/15/43)	55	43,069
4.95%, 07/01/50 (Call 01/01/50)	165	130,353
5.25%, 03/01/52 (Call 09/01/51)	50	41,172
6.75%, 01/15/53 (Call 07/15/52)	250	248,592
PacifiCorp.
3.30%, 03/15/51 (Call 09/15/50)	80	57,065
4.10%, 02/01/42 (Call 08/01/41)	40	34,048
4.13%, 01/15/49 (Call 07/15/48)	50	41,384
5.35%, 12/01/53 (Call 06/01/53)	80	78,930
5.75%, 04/01/37	75	76,727
6.00%, 01/15/39	80	83,329
6.10%, 08/01/36	35	36,763
6.25%, 10/15/37	110	118,405
6.35%, 07/15/38	25	27,221
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	40	27,443
3.70%, 09/15/47 (Call 03/15/47)	85	66,784
4.15%, 10/01/44 (Call 04/01/44)	20	16,820
4.60%, 05/15/52 (Call 11/15/51)	10	9,039
5.95%, 10/01/36	110	114,810
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(f)	200	161,920
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/48(f)	200	192,150
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	425	432,221
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	60	51,448
6.50%, 11/15/37	45	49,600
PPL Electric Utilities Corp.
4.13%, 06/15/44 (Call 12/15/43)	40	33,614
4.75%, 07/15/43 (Call 01/15/43)	50	45,754
5.25%, 05/15/53 (Call 11/15/52)	50	49,318
6.25%, 05/15/39	10	10,816
Progress Energy Inc., 6.00%, 12/01/39	25	25,147
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	19,819
4.05%, 09/15/49 (Call 03/15/49)	30	24,505
4.10%, 06/15/48 (Call 12/15/47)	30	24,982

Security	Par (000)	Value

Electric (continued)
4.30%, 03/15/44 (Call 09/15/43)	$25	$21,734
4.50%, 06/01/52 (Call 12/01/51)	10	8,923
6.50%, 08/01/38	30	33,175
Series 17, 6.25%, 09/01/37	51	55,645
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	21,545
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	35	27,117
5.15%, 01/15/53 (Call 07/15/52)	35	34,574
Public Service Electric & Gas Co.
2.70%, 05/01/50 (Call 11/01/49)	25	16,456
3.20%, 08/01/49 (Call 02/01/49)	35	25,532
3.60%, 12/01/47 (Call 06/01/47)	50	38,750
3.80%, 03/01/46 (Call 09/01/45)	60	47,848
3.85%, 05/01/49 (Call 11/01/48)	40	32,538
3.95%, 05/01/42 (Call 11/01/41)	75	62,821
5.80%, 05/01/37	30	31,208
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	25	17,689
4.22%, 06/15/48 (Call 12/15/47)	53	44,433
4.30%, 05/20/45 (Call 11/20/44)	30	24,612
5.64%, 04/15/41 (Call 10/15/40)	36	36,220
5.76%, 10/01/39	35	35,203
6.27%, 03/15/37	45	47,418
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	25	19,365
4.15%, 05/15/48 (Call 11/15/47)	65	54,470
4.50%, 08/15/40	65	58,542
6.00%, 06/01/39	30	31,251
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	15	11,640
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	25	17,841
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	10	6,632
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	195,756
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	60	49,291
4.00%, 02/01/48 (Call 08/01/47)	66	51,162
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	85	62,551
4.00%, 04/01/47 (Call 10/01/46)	70	54,799
4.05%, 03/15/42 (Call 09/15/41)	81	65,272
4.50%, 09/01/40 (Call 03/01/40)	10	8,584
6.05%, 03/15/39	60	61,646
Series 05-E, 5.35%, 07/15/35	60	58,868
Series 06-E, 5.55%, 01/15/37	25	24,588
Series 08-A, 5.95%, 02/01/38	71	72,820
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	215	168,351
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	25	16,060
Series B, 4.88%, 03/01/49 (Call 09/01/48)	55	48,989
Series C, 3.60%, 02/01/45 (Call 08/01/44)	70	50,751
Series C, 4.13%, 03/01/48 (Call 09/01/47)	10	7,954
Series E, 5.45%, 06/01/52 (Call 12/01/51)	10	9,681
Series H, 3.65%, 06/01/51 (Call 12/01/50)	30	22,165
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	65	56,531
4.40%, 07/01/46 (Call 01/01/46)	100	82,013
Southern Power Co.
5.15%, 09/15/41	55	50,025
Series F, 4.95%, 12/15/46 (Call 06/15/46)	5	4,298
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	30	20,079
6.20%, 03/15/40	30	30,857

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series J, 3.90%, 04/01/45 (Call 10/01/44)	$180	$137,950
Series L, 3.85%, 02/01/48 (Call 08/01/47)	10	7,502
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	70	50,239
3.70%, 08/15/47 (Call 02/15/47)	35	26,533
3.75%, 06/15/49 (Call 12/15/48)	15	11,425
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	60	41,852
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	198,494
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	5	3,578
3.63%, 06/15/50 (Call 12/15/49)	50	36,994
4.30%, 06/15/48 (Call 12/15/47)	43	35,569
4.35%, 05/15/44 (Call 11/15/43)	29	24,317
4.45%, 06/15/49 (Call 12/15/48)	5	4,180
Toledo Edison Co. (The), 6.15%, 05/15/37	26	27,145
TransAlta Corp., 6.50%, 03/15/40	20	18,398
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	25	23,344
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	20	13,449
4.00%, 06/15/50 (Call 12/15/49)	45	34,986
4.85%, 12/01/48 (Call 06/01/48)	50	43,894
5.50%, 04/15/53 (Call 10/15/52)	20	19,749
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	21,247
3.65%, 04/15/45 (Call 10/15/44)	15	11,483
3.90%, 09/15/42 (Call 03/15/42)	50	40,848
4.00%, 04/01/48 (Call 10/01/47)	60	48,228
5.30%, 08/01/37	35	34,174
5.45%, 03/15/53 (Call 09/15/52)	50	50,043
8.45%, 03/15/39	26	33,574
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	30	17,800
2.95%, 11/15/51 (Call 05/15/51)	50	32,898
4.00%, 01/15/43 (Call 07/15/42)	70	57,487
4.45%, 02/15/44 (Call 08/15/43)	165	141,837
4.60%, 12/01/48 (Call 06/01/48)	5	4,334
8.88%, 11/15/38	30	40,230
Series B, 3.80%, 09/15/47 (Call 03/15/47)	100	77,481
Series B, 4.20%, 05/15/45 (Call 11/15/44)	100	81,613
Series B, 6.00%, 01/15/36	50	52,203
Series C, 4.00%, 11/15/46 (Call 05/15/46)	80	62,983
Series C, 4.63%, 05/15/52 (Call 11/15/51)	20	17,574
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	17,004
5.70%, 12/01/36	30	30,459
Wisconsin Power and Light Co., 6.38%, 08/15/37	120	127,817
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	25	16,493
3.30%, 09/01/49 (Call 03/01/49)	35	25,442
3.67%, 12/01/42	20	15,387
4.75%, 11/01/44 (Call 05/01/44)	40	35,660
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	25	18,134
6.50%, 07/01/36	35	37,693

		19,464,985

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	90	57,895
2.80%, 12/21/51 (Call 06/21/51)	65	41,694

Security	Par (000)	Value

Electrical Components & Equipment (continued)
5.25%, 11/15/39	$15	$15,016

		114,605

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	39,220
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	75	54,061
3.81%, 11/21/47 (Call 05/21/47)	25	20,866
5.38%, 03/01/41	25	25,796
5.70%, 03/15/36	25	26,429
5.70%, 03/15/37	66	69,494

		235,866

Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	48	44,900

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41 (Call 08/11/40)(f)	200	162,298
Bioceanico Sovereign Certificate Ltd., 0.00% 06/05/34(c)(d)(f)	137	94,169
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	40	28,896
Mexico City Airport Trust, 5.50%, 10/31/46 (Call 04/30/46)(f)	200	149,468

		434,831

Entertainment — 0.2%
Magallanes Inc.
5.05%, 03/15/42 (Call 09/15/41)(a)	280	226,654
5.14%, 03/15/52 (Call 09/15/51)(a)	315	247,536
5.39%, 03/15/62 (Call 09/15/61)(a)	170	132,223

		606,413

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	65	45,464
6.20%, 03/01/40	25	26,762
Waste Connections Inc., 2.95%, 01/15/52 (Call 07/15/51)	120	78,845
Waste Management Inc.
2.95%, 06/01/41 (Call 12/01/40)	60	44,282
4.15%, 07/15/49 (Call 01/15/49)	45	39,276

		234,629

Food — 1.0%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	35	23,628
4.80%, 03/15/48 (Call 09/15/47)	50	44,517
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	73	67,953
5.40%, 11/01/48 (Call 05/01/48)	70	63,781
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	90	63,256
4.70%, 04/17/48 (Call 10/17/47)	5	4,604
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(f)	200	172,976
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	20	13,438
3.13%, 11/15/49 (Call 05/15/49)	51	37,866
3.38%, 08/15/46 (Call 02/15/46)	5	3,760
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	60	41,769
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	11,116
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)(a)	95	67,945
6.50%, 12/01/52 (Call 06/01/52)(a)	105	99,600
JM Smucker Co. (The)
4.25%, 03/15/35	84	75,737
4.38%, 03/15/45	36	30,565

52	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kellogg Co., 4.50%, 04/01/46	$45	$39,091
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	47	47,108
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	105	85,885
4.63%, 10/01/39 (Call 04/01/39)	26	22,807
4.88%, 10/01/49 (Call 04/01/49)	95	83,339
5.00%, 07/15/35 (Call 01/15/35)	80	76,761
5.00%, 06/04/42	140	127,242
5.20%, 07/15/45 (Call 01/15/45)	145	133,949
5.50%, 06/01/50 (Call 12/01/49)	90	86,065
6.50%, 02/09/40	30	31,627
6.88%, 01/26/39	55	59,952
7.13%, 08/01/39(a)	55	60,611
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	30	22,822
3.95%, 01/15/50 (Call 07/15/49)	70	54,160
4.45%, 02/01/47 (Call 08/01/46)	35	29,254
4.65%, 01/15/48 (Call 07/15/47)	55	47,215
5.00%, 04/15/42 (Call 10/15/41)	15	13,566
5.15%, 08/01/43 (Call 02/01/43)	30	27,552
5.40%, 07/15/40 (Call 01/15/40)	15	14,298
5.40%, 01/15/49 (Call 07/15/48)	25	23,770
6.90%, 04/15/38	36	39,029
Mars Inc.
3.88%, 04/01/39 (Call 10/01/38)(a)	90	76,370
3.95%, 04/01/44 (Call 10/01/43)(a)	45	37,054
3.95%, 04/01/49 (Call 10/01/48)(a)	125	103,530
4.13%, 04/01/54 (Call 10/01/53)(a)	48	39,853
4.20%, 04/01/59 (Call 10/01/58)(a)	40	32,564
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	76	62,501
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	75	47,359
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	380	335,741
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	5	3,278
4.45%, 03/15/48 (Call 09/15/47)	40	33,059
4.50%, 04/01/46 (Call 10/01/45)	15	12,513
4.85%, 10/01/45 (Call 04/01/45)	53	46,263
6.60%, 04/01/50 (Call 10/01/49)	154	168,973
Tesco PLC, 6.15%, 11/15/37(a)	100	97,638
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	55	45,941
5.10%, 09/28/48 (Call 03/28/48)	110	99,260
5.15%, 08/15/44 (Call 02/15/44)	40	36,383

		3,226,894

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49 (Call 10/30/48)(f)	200	171,990
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	42	35,249
4.40%, 08/15/47 (Call 02/15/47)	49	41,644
4.80%, 06/15/44 (Call 12/15/43)	48	42,722
5.00%, 09/15/35 (Call 03/15/35)	25	23,677
6.00%, 11/15/41 (Call 05/15/41)	45	45,493

		360,775

Gas — 0.5%
APA Infrastructure Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	9,234
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	35	25,853
4.13%, 10/15/44 (Call 04/15/44)	40	33,611

Security	Par (000)	Value

Gas (continued)
4.13%, 03/15/49 (Call 09/15/48)	$65	$54,188
4.15%, 01/15/43 (Call 07/15/42)	30	25,682
4.30%, 10/01/48 (Call 04/01/48)	90	77,428
5.50%, 06/15/41 (Call 12/15/40)	40	39,828
5.75%, 10/15/52 (Call 04/15/52)	10	10,483
Boston Gas Co., 4.49%, 02/15/42(a)	30	25,093
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	53	40,631
4.49%, 03/04/49 (Call 09/04/48)(a)	25	19,715
4.50%, 03/10/46 (Call 09/10/45)(a)	50	39,636
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	61	49,897
5.85%, 01/15/41 (Call 07/15/40)	10	10,228
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)	205	184,438
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)	25	16,031
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	60	58,253
Nakilat Inc., 6.07%, 12/31/33(a)	89	92,990
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	5	3,908
4.38%, 05/15/47 (Call 11/15/46)	95	79,445
4.80%, 02/15/44 (Call 08/15/43)	125	111,272
5.00%, 06/15/52 (Call 12/15/51)	10	9,136
5.25%, 02/15/43 (Call 08/15/42)	5	4,780
5.65%, 02/01/45 (Call 08/01/44)	65	63,836
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	8,531
4.66%, 02/01/44 (Call 08/01/43)	110	98,335
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	25	17,009
3.64%, 11/01/46 (Call 05/01/46)	35	24,924
5.05%, 05/15/52 (Call 11/15/51)	20	18,252
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	80	62,603
5.13%, 11/15/40	5	4,683
6.35%, 11/15/52 (Call 05/15/52)	50	54,714
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	26,831
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	10	7,486
4.40%, 06/01/43 (Call 12/01/42)	34	27,822
4.40%, 05/30/47 (Call 11/30/46)	120	97,174
5.88%, 03/15/41 (Call 09/15/40)	51	51,537
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	30	19,204
3.80%, 09/29/46 (Call 03/29/46)	20	14,383
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	22	16,470
Series K, 3.80%, 09/15/46 (Call 03/15/46)	115	88,206

		1,723,760

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	20	14,692
4.10%, 03/01/48 (Call 09/01/47)	40	34,462
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	41	24,594
4.85%, 11/15/48 (Call 05/15/48)	50	43,019
5.20%, 09/01/40	40	37,470

		154,237

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	$159	$158,075
4.75%, 04/15/43 (Call 10/15/42)	40	38,612
4.90%, 11/30/46 (Call 05/30/46)	195	191,792
5.30%, 05/27/40	40	41,202
6.00%, 04/01/39	15	16,622
6.15%, 11/30/37	58	64,676
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)	75	45,474
3.50%, 08/15/46 (Call 02/15/46)	100	69,407
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	39	35,323
6.75%, 11/15/35	15	16,478
7.38%, 01/15/40	55	64,491
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	50	31,873
2.80%, 12/10/51 (Call 06/10/51)	15	9,910
4.38%, 09/15/45 (Call 03/15/45)	20	17,669
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	95	75,743
3.40%, 11/15/49 (Call 05/15/49)	162	122,347
GE Healthcare Holding LLC, 6.38%, 11/22/52
(Call 05/22/52)(a)	100	107,964
Koninklijke Philips NV
5.00%, 03/15/42	45	40,847
6.88%, 03/11/38	30	33,079
Medtronic Inc.
4.38%, 03/15/35	160	151,517
4.63%, 03/15/45	100	93,324
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	25	16,849
4.10%, 04/01/43 (Call 10/01/42)	70	58,310
4.38%, 05/15/44 (Call 11/15/43)	35	29,916
4.63%, 03/15/46 (Call 09/15/45)	65	57,626
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	81	70,813
5.30%, 02/01/44 (Call 08/01/43)	60	60,634
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	50	40,836

		1,761,409

Health Care - Services — 2.3%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	30	20,001
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	35	25,384
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	32	23,576
4.27%, 08/15/48 (Call 02/15/48)	31	26,885
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	25	17,160
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	30	22,551
4.13%, 11/15/42 (Call 05/15/42)	60	48,953
4.50%, 05/15/42 (Call 11/15/41)	25	21,589
4.75%, 03/15/44 (Call 09/15/43)	45	39,384
6.63%, 06/15/36	71	76,364
6.75%, 12/15/37	45	47,978
AHS Hospital Corp.
5.02%, 07/01/45	30	29,395
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	50	32,278
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	5	3,271

Security	Par (000)	Value

Health Care - Services (continued)
Series 2019, 3.89%, 04/15/49	$45	$36,579
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	20	17,365
Ascension Health
3.95%, 11/15/46	90	76,104
4.85%, 11/15/53	77	75,791
Series B, 3.11%, 11/15/39 (Call 05/15/39)	15	11,705
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	25	18,471
2.91%, 01/01/51 (Call 07/01/50)	40	26,815
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	35	25,076
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	5	3,059
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	55	40,157
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	50	40,828
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	70	60,762
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	100	67,528
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	35	26,414
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	10	6,990
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	10	7,081
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	60	37,222
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	30	26,157
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	80	51,119
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	25	22,389
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	10	6,543
City of Hope
Series 2013, 5.62%, 11/15/43	25	24,639
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(c)	65	54,755
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	47	41,942
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	77	58,324
3.91%, 10/01/50 (Call 04/01/50)	35	26,649
4.19%, 10/01/49 (Call 04/01/49)	91	72,397
4.35%, 11/01/42	90	75,882
6.46%, 11/01/52 (Call 05/01/52)	5	5,583
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	50	36,302
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	50	41,295
Dignity Health, 4.50%, 11/01/42	10	8,597
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	45	38,036
Elevance Health Inc.
3.60%, 03/15/51 (Call 09/15/50)	10	7,461
3.70%, 09/15/49 (Call 03/15/49)	75	56,518
4.38%, 12/01/47 (Call 06/01/47)	118	99,695
4.55%, 03/01/48 (Call 09/01/47)	20	17,247
4.63%, 05/15/42	95	85,730
4.65%, 01/15/43	145	129,945
4.65%, 08/15/44 (Call 02/15/44)	80	70,333
5.10%, 01/15/44	141	132,326

54	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.13%, 02/15/53 (Call 08/15/52)	$30	$28,427
6.10%, 10/15/52 (Call 04/15/52)	45	48,213
6.38%, 06/15/37	25	26,636
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	45	38,761
4.50%, 07/01/57 (Call 01/01/57)	55	48,975
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	15	10,631
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	53	35,472
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	120	78,266
4.63%, 03/15/52 (Call 09/15/51)(a)	60	47,197
5.13%, 06/15/39 (Call 12/15/38)	130	115,583
5.25%, 06/15/49 (Call 12/15/48)	170	146,775
5.50%, 06/15/47 (Call 12/15/46)	115	103,468
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	55	38,630
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	5	4,030
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	30	23,509
4.63%, 12/01/42 (Call 06/01/42)	51	44,441
4.80%, 03/15/47 (Call 09/14/46)	30	26,473
4.95%, 10/01/44 (Call 04/01/44)	25	22,423
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	80	67,698
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	60	50,045
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	35	23,524
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	5	4,213
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	75	55,748
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	40	30,024
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	24,921
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	79	69,346
4.88%, 04/01/42	140	136,972
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	90	66,801
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	5	3,479
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	68	58,166
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	33,443
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	35	28,413
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	80	56,972
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	45	31,483
Mayo Clinic
3.77%, 11/15/43	55	46,027
Series 2013, 4.00%, 11/15/47	50	42,110
Series 2016, 4.13%, 11/15/52	30	25,802
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	15	10,156
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	75	65,420
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	40	29,270
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	45	33,782
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	70	60,183
5.00%, 07/01/42	60	59,592
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	55	37,958

Security	Par (000)	Value

Health Care - Services (continued)
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	$15	$9,682
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	60	42,386
Montefiore Obligated Group
4.29%, 09/01/50	55	34,124
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	40	29,261
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	80	64,524
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	30	23,537
New York and Presbyterian Hospital (The)
2.61%, 08/01/60 (Call 02/01/60)	10	5,862
4.02%, 08/01/45	80	67,987
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	15	10,783
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	55	41,601
3.98%, 11/01/46 (Call 11/01/45)	95	73,825
4.26%, 11/01/47 (Call 11/01/46)	55	45,262
Novant Health Inc., 3.17%, 11/01/51 (Call 05/01/51)	55	38,757
NYU Langone Hospitals
4.37%, 07/01/47 (Call 01/01/47)	55	47,951
4.78%, 07/01/44	45	41,580
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	45	32,658
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	10	7,160
4.09%, 10/01/48 (Call 04/01/48)	55	45,495
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	25	22,567
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	5	3,402
Piedmont Healthcare Inc., 2.86%, 01/01/52 (Call 07/01/51)	15	9,751
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	30	17,882
Series A, 3.93%, 10/01/48 (Call 04/01/48)	64	49,914
Series I, 3.74%, 10/01/47	5	3,870
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	30	25,859
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(a)	200	131,468
7.00%, 03/01/39(a)	30	35,714
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	30	22,843
3.95%, 07/01/46 (Call 07/01/45)	40	32,984
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	50	32,430
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	5	3,387
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	25	15,639
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	113	92,445
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	81	66,840
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	10	5,882
4.33%, 11/15/55	40	34,587
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	60	57,814
6.02%, 11/15/48(c)	40	25,808
Trinity Health Corp.
4.13%, 12/01/45	55	47,561
Series 2019, 3.43%, 12/01/48	45	35,046
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	15	10,636

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	$50	$36,342
2.90%, 05/15/50 (Call 11/15/49)	75	50,803
3.05%, 05/15/41 (Call 11/15/40)	110	82,512
3.25%, 05/15/51 (Call 11/15/50)	110	78,684
3.70%, 08/15/49 (Call 02/15/49)	105	82,547
3.75%, 10/15/47 (Call 04/15/47)	147	117,328
3.88%, 08/15/59 (Call 02/15/59)	60	46,921
3.95%, 10/15/42 (Call 04/15/42)	125	107,085
4.20%, 01/15/47 (Call 07/15/46)	90	77,925
4.25%, 03/15/43 (Call 09/15/42)	58	51,027
4.25%, 04/15/47 (Call 10/15/46)	145	125,393
4.25%, 06/15/48 (Call 12/15/47)	90	77,992
4.38%, 03/15/42 (Call 09/15/41)	115	102,923
4.45%, 12/15/48 (Call 06/15/48)	50	44,467
4.63%, 07/15/35	130	124,572
4.63%, 11/15/41 (Call 05/15/41)	50	46,264
4.75%, 07/15/45	152	142,454
4.75%, 05/15/52 (Call 11/15/51)	150	137,683
4.95%, 05/15/62 (Call 11/15/61)	100	94,114
5.80%, 03/15/36	40	41,899
5.88%, 02/15/53 (Call 08/15/52)	85	91,713
5.95%, 02/15/41 (Call 08/15/40)	35	37,142
6.05%, 02/15/63 (Call 08/15/62)	65	71,083
6.50%, 06/15/37	90	100,067
6.63%, 11/15/37	60	67,115
6.88%, 02/15/38	15	17,387
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	59	53,784
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	40	25,842

		7,821,870

Holding Companies - Diversified — 0.2%
JAB Holdings BV, 3.75%, 05/28/51 (Call 11/28/50)(a)	5	3,205
MDGH GMTN RSC Ltd.
3.70%, 11/07/49 (Call 05/07/49)(f)	200	158,370
3.95%, 05/21/50 (Call 11/21/49)(f)	200	166,380
PTT Treasury Center Co. Ltd., 4.50%, 10/25/42	200	164,924
Temasek Financial I Ltd., 2.50%, 10/06/70 (Call 04/06/70)(a)	250	152,347

		645,226

Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	20	11,440
6.00%, 01/15/43 (Call 10/15/42)	85	71,590
PulteGroup Inc., 6.00%, 02/15/35	55	53,987

		137,017

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	25	17,694
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	86	67,685
4.60%, 05/15/50 (Call 11/15/49)	20	16,204

		101,583

Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	80	64,343
5.00%, 06/15/52 (Call 12/15/51)	15	14,251
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	75	55,471
3.90%, 05/04/47 (Call 11/04/46)	40	33,342
5.30%, 03/01/41	30	30,525

Security	Par (000)	Value

Household Products & Wares (continued)
6.63%, 08/01/37	$25	$29,394
SC Johnson & Son Inc., 4.80%, 09/01/40(a)	50	45,580

		272,906

Housewares — 0.0%
Newell Brands Inc.
5.63%, 04/01/36 (Call 10/01/35)	30	25,587
5.75%, 04/01/46 (Call 10/01/45)	45	36,100

		61,687

Insurance — 2.4%
Aflac Inc., 4.75%, 01/15/49 (Call 07/15/48)	70	64,350
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)	210	159,266
4.50%, 03/16/46 (Call 09/16/45)(a)	105	93,346
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	15	14,064
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	10	7,980
4.20%, 12/15/46 (Call 06/15/46)	40	33,239
4.50%, 06/15/43	90	80,092
5.55%, 05/09/35	50	51,313
5.95%, 04/01/36	10	10,600
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(b)	85	82,459
American Financial Group Inc./OH, 4.50%, 06/15/47
(Call 12/15/46)	45	37,267
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	100	84,120
4.50%, 07/16/44 (Call 01/16/44)	150	130,591
4.75%, 04/01/48 (Call 10/01/47)	65	57,855
4.80%, 07/10/45 (Call 01/10/45)	40	35,619
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)	22	14,570
Aon Corp., 6.25%, 09/30/40	30	31,051
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)	25	16,149
3.90%, 02/28/52 (Call 08/28/51)	50	38,458
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	40	34,898
4.75%, 05/15/45 (Call 11/15/44)	44	39,024
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	40	35,504
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	70	50,356
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	36,594
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	50	32,371
5.75%, 03/02/53 (Call 09/02/52)	12	11,918
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	15	9,544
3.95%, 05/25/51 (Call 11/25/50)	35	24,557
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	50	31,284
2.85%, 10/15/50 (Call 04/15/50)	70	47,239
3.85%, 03/15/52 (Call 09/15/51)	120	96,790
4.20%, 08/15/48 (Call 02/15/48)	133	117,470
4.25%, 01/15/49 (Call 07/15/48)	206	183,278
4.30%, 05/15/43	45	40,500
4.40%, 05/15/42	85	78,194
5.75%, 01/15/40	53	57,047
Berkshire Hathaway Inc., 4.50%, 02/11/43	97	89,682
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	5	3,289
4.70%, 06/22/47 (Call 12/22/46)	54	41,641

56	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	$25	$21,038
Chubb Corp. (The)
6.00%, 05/11/37	16	17,148
Series 1, 6.50%, 05/15/38	20	22,518
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	25	16,947
3.05%, 12/15/61 (Call 06/15/61)	100	65,334
4.15%, 03/13/43	25	21,735
4.35%, 11/03/45 (Call 05/03/45)	115	102,824
6.70%, 05/15/36	25	27,765
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)(a)	30	24,769
4.40%, 04/05/52 (Call 10/05/51)(a)	50	39,703
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)	25	16,104
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	80	70,673
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	50	32,386
3.50%, 10/15/50 (Call 04/15/50)	35	24,517
4.87%, 06/01/44	15	13,427
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(a)(b)	50	48,995
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(a)(b)	60	54,782
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 1.374%)(a)(b)	60	46,872
Genworth Holdings Inc., 6.50%, 06/15/34	25	22,743
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	85	72,516
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	25	19,990
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	25	17,309
4.85%, 01/24/77(a)	40	33,748
4.88%, 06/19/64(a)	55	49,154
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	15	9,725
4.30%, 04/15/43	25	20,740
4.40%, 03/15/48 (Call 09/15/47)	75	63,750
5.95%, 10/15/36	40	41,136
6.10%, 10/01/41	40	41,008
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(a)	110	90,594
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	30	20,105
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	125	90,890
3.95%, 05/15/60 (Call 11/15/59)(a)	60	41,826
4.30%, 02/01/61 (Call 02/03/26)(a)	50	30,624
5.50%, 06/15/52 (Call 12/15/51)(a)	25	23,321
7.80%, 03/07/87(a)	30	32,870
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	40	31,076
4.38%, 06/15/50 (Call 12/15/49)(c)	35	26,805
7.00%, 06/15/40	80	86,463
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	65	54,057
Manulife Financial Corp., 5.38%, 03/04/46	35	35,433
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	5	3,433
4.15%, 09/17/50 (Call 03/17/50)	26	20,183
4.30%, 11/01/47 (Call 05/01/47)	35	27,737
5.00%, 04/05/46	50	43,984

Security	Par (000)	Value

Insurance (continued)
5.00%, 05/20/49 (Call 11/20/48)	$60	$53,774
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	85	71,135
4.35%, 01/30/47 (Call 07/30/46)	50	42,661
4.75%, 03/15/39 (Call 09/15/38)	75	69,682
4.90%, 03/15/49 (Call 09/15/48)	50	46,089
6.25%, 11/01/52 (Call 05/01/52)	25	27,741
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(a)	30	21,738
3.73%, 10/15/70(a)	71	48,595
4.90%, 04/01/77(a)	50	43,139
5.67%, 12/01/52 (Call 06/01/52)(a)	100	101,365
MetLife Inc.
4.05%, 03/01/45	40	33,485
4.13%, 08/13/42	71	60,569
4.60%, 05/13/46 (Call 11/13/45)	30	26,803
4.72%, 12/15/44	55	50,066
4.88%, 11/13/43	81	75,568
5.00%, 07/15/52 (Call 01/15/52)	30	28,682
5.25%, 01/15/54 (Call 07/15/53)	150	146,815
5.70%, 06/15/35	51	53,463
6.40%, 12/15/66 (Call 12/15/31)	200	200,556
10.75%, 08/01/69 (Call 08/01/34)	31	41,779
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)	60	44,409
5.30%, 11/18/44(a)	40	35,164
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	275	213,595
9.38%, 08/15/39(a)	15	20,031
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	55	42,950
4.45%, 05/15/69 (Call 11/15/68)(a)	30	25,408
6.75%, 11/15/39(a)	180	203,366
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)	25	18,099
3.63%, 09/30/59 (Call 03/30/59)(a)	175	123,210
3.85%, 09/30/47 (Call 03/30/47)(a)	115	90,634
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	10	7,155
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(a)(b)	175	138,455
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)	25	17,668
5.40%, 09/15/52 (Call 03/15/52)(a)	25	24,450
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	45	30,039
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	10	8,230
4.35%, 05/15/43	46	37,620
4.63%, 09/15/42	40	33,929
Progressive Corp. (The)
3.70%, 03/15/52 (Call 09/15/51)	15	11,871
3.95%, 03/26/50 (Call 09/26/49)	25	20,359
4.13%, 04/15/47 (Call 10/15/46)	62	52,889
4.20%, 03/15/48 (Call 09/15/47)	50	42,861
4.35%, 04/25/44	45	39,059
Provident Financing Trust I, 7.41%, 03/15/38	15	15,622
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	50	37,323
3.70%, 03/13/51 (Call 09/13/50)	105	80,164
3.91%, 12/07/47 (Call 06/07/47)	40	31,591

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.94%, 12/07/49 (Call 06/07/49)	$60	$47,526
4.35%, 02/25/50 (Call 08/25/49)	50	42,445
4.42%, 03/27/48 (Call 09/27/47)	10	8,643
4.60%, 05/15/44	53	48,201
5.70%, 12/14/36	52	54,067
6.63%, 12/01/37	30	33,167
6.63%, 06/21/40	50	54,822
Securian Financial Group Inc., 4.80%, 04/15/48(a)	35	28,841
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	13,519
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	130	93,366
4.27%, 05/15/47 (Call 11/15/46)(a)	175	148,038
4.90%, 09/15/44(a)	80	73,927
6.85%, 12/16/39(a)	52	57,384
Transatlantic Holdings Inc., 8.00%, 11/30/39	40	50,322
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	50	34,879
3.75%, 05/15/46 (Call 11/15/45)	35	27,573
4.00%, 05/30/47 (Call 11/30/46)	30	25,066
4.05%, 03/07/48 (Call 09/07/47)	10	8,390
4.10%, 03/04/49 (Call 09/04/48)	30	25,316
4.30%, 08/25/45 (Call 02/25/45)	30	26,142
4.60%, 08/01/43	30	27,420
5.35%, 11/01/40	10	10,164
6.25%, 06/15/37	50	55,486
6.75%, 06/20/36	161	183,051
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	5	3,584
4.50%, 12/15/49 (Call 06/15/49)	45	33,798
5.75%, 08/15/42	60	55,175
Voya Financial Inc.
4.80%, 06/15/46	15	12,541
5.70%, 07/15/43	115	110,403
W R Berkley Corp.
3.55%, 03/30/52 (Call 09/30/51)	15	10,680
4.75%, 08/01/44	45	40,217
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)	10	6,892
5.15%, 01/15/49 (Call 07/15/48)(a)(c)	25	22,773
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	35	25,540
5.05%, 09/15/48 (Call 03/15/48)	30	26,008
XLIT Ltd.
5.25%, 12/15/43	100	98,442
5.50%, 03/31/45	40	39,120

		8,175,110

Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	200	131,502
3.15%, 02/09/51 (Call 08/09/50)	200	128,418
4.00%, 12/06/37 (Call 06/06/37)	50	41,332
4.20%, 12/06/47 (Call 06/06/47)	205	160,570
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	65	43,246
2.05%, 08/15/50 (Call 02/15/50)	390	235,439
2.25%, 08/15/60 (Call 02/15/60)	20	11,593
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	100	64,038
2.70%, 06/03/60 (Call 12/03/59)	113	69,417

Security	Par (000)	Value

Internet (continued)
2.88%, 05/12/41 (Call 11/12/40)	$100	$74,455
3.10%, 05/12/51 (Call 11/12/50)	240	171,830
3.25%, 05/12/61 (Call 11/12/60)	85	58,777
3.88%, 08/22/37 (Call 02/22/37)	223	196,996
3.95%, 04/13/52 (Call 10/13/51)	115	96,566
4.05%, 08/22/47 (Call 02/22/47)	122	105,258
4.10%, 04/13/62 (Call 10/13/61)	115	95,136
4.25%, 08/22/57 (Call 02/22/57)	245	211,359
4.95%, 12/05/44 (Call 06/05/44)	200	196,056
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	45	32,276
4.00%, 07/15/42 (Call 01/15/42)	76	60,232
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	225	186,392
4.65%, 08/15/62 (Call 02/15/62)	100	83,164
Prosus NV, 4.03%, 08/03/50 (Call 02/03/50)(f)	200	126,492
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(c)(f)	200	128,742
3.29%, 06/03/60 (Call 12/03/59)(f)	200	121,874
4.53%, 04/11/49 (Call 10/11/48)(c)(f)	200	163,904

		2,995,064

Iron & Steel — 0.2%
ArcelorMittal SA
6.75%, 03/01/41	25	24,718
7.00%, 10/15/39	36	37,031
Cliffs Natural Resources Inc., 6.25%, 10/01/40(c)	20	17,415
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	94	61,216
6.40%, 12/01/37	75	82,102
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	25	16,788
U.S. Steel Corp., 6.65%, 06/01/37	20	18,757
Vale Overseas Ltd.
6.88%, 11/21/36	132	135,361
6.88%, 11/10/39	80	81,817
Vale SA, 5.63%, 09/11/42	125	120,864

		596,069

Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	50	36,339
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	30	23,230

		59,569

Machinery — 0.3%
ABB Finance USA Inc., 4.38%, 05/08/42	10	8,852
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	135	103,010
3.25%, 04/09/50 (Call 10/09/49)	55	42,084
3.80%, 08/15/42	80	68,003
4.30%, 05/15/44 (Call 11/15/43)(c)	70	64,493
4.75%, 05/15/64 (Call 11/15/63)	45	42,410
5.20%, 05/27/41	61	62,269
6.05%, 08/15/36	25	27,296
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	50	36,644
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	165	119,467
3.75%, 04/15/50 (Call 10/15/49)(c)	55	46,742
3.90%, 06/09/42 (Call 12/09/41)	44	38,789
Dover Corp.
5.38%, 10/15/35	40	39,838
5.38%, 03/01/41 (Call 12/01/40)	20	19,577

58	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	$40	$29,834
3.36%, 02/15/50 (Call 08/15/49)	70	49,652
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	30	26,397
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	20	16,622

		841,979

Manufacturing — 0.3%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(c)	60	41,341
3.25%, 08/26/49 (Call 02/26/49)(c)	10	6,971
3.63%, 10/15/47 (Call 04/15/47)	98	73,745
3.70%, 04/15/50 (Call 10/15/49)(c)	35	27,049
3.88%, 06/15/44	55	43,728
4.00%, 09/14/48 (Call 03/14/48)(c)	75	60,151
5.70%, 03/15/37	87	88,310
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	15	12,251
4.15%, 11/02/42	75	63,901
4.70%, 08/23/52 (Call 02/23/52)	50	45,442
General Electric Co.
4.50%, 03/11/44	30	25,988
5.88%, 01/14/38	30	31,129
6.88%, 01/10/39	100	112,861
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	30	25,904
4.88%, 09/15/41 (Call 03/15/41)	51	50,035
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	40	32,265
4.10%, 03/01/47 (Call 09/01/46)	20	16,610
4.45%, 11/21/44 (Call 05/21/44)	85	74,631
6.25%, 05/15/38	10	10,519
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	225,005

		1,067,836

Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	140	104,811
4.50%, 06/01/33 (Call 06/01/27)(a)	115	89,522
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	130	84,833
3.50%, 03/01/42 (Call 09/01/41)	85	54,862
3.70%, 04/01/51 (Call 10/01/50)	145	88,533
3.85%, 04/01/61 (Call 10/01/60)	175	102,783
3.90%, 06/01/52 (Call 12/01/51)	130	81,925
3.95%, 06/30/62 (Call 12/30/61)	80	47,658
4.40%, 12/01/61 (Call 06/01/61)	50	32,353
4.80%, 03/01/50 (Call 09/01/49)	225	163,870
5.13%, 07/01/49 (Call 01/01/49)	125	95,829
5.25%, 04/01/53 (Call 10/01/52)	80	62,406
5.38%, 04/01/38 (Call 10/01/37)	70	58,556
5.38%, 05/01/47 (Call 11/01/46)	140	111,084
5.50%, 04/01/63 (Call 10/01/62)	45	34,835
5.75%, 04/01/48 (Call 10/01/47)	188	156,454
6.38%, 10/23/35 (Call 04/23/35)	160	153,208
6.48%, 10/23/45 (Call 04/23/45)	226	204,449
6.83%, 10/23/55 (Call 04/23/55)	70	65,260
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)(c)	65	38,570
2.65%, 08/15/62 (Call 02/15/62)	280	160,602

Security	Par (000)	Value

Media (continued)
2.80%, 01/15/51 (Call 07/15/50)	$92	$58,788
2.89%, 11/01/51 (Call 05/01/51)	252	163,059
2.94%, 11/01/56 (Call 05/01/56)	264	165,787
2.99%, 11/01/63 (Call 05/01/63)	189	115,558
3.20%, 07/15/36 (Call 01/15/36)	55	44,269
3.25%, 11/01/39 (Call 05/01/39)	76	59,165
3.40%, 07/15/46 (Call 01/15/46)	85	62,509
3.45%, 02/01/50 (Call 08/01/49)	145	105,933
3.75%, 04/01/40 (Call 10/01/39)	45	37,065
3.90%, 03/01/38 (Call 09/01/37)	110	94,359
3.97%, 11/01/47 (Call 05/01/47)	109	87,876
4.00%, 08/15/47 (Call 02/15/47)	75	60,595
4.00%, 03/01/48 (Call 09/01/47)	75	60,646
4.00%, 11/01/49 (Call 05/01/49)	151	121,726
4.05%, 11/01/52 (Call 05/01/52)	224	180,042
4.40%, 08/15/35 (Call 02/25/35)	85	78,382
4.60%, 10/15/38 (Call 04/15/38)	54	49,787
4.60%, 08/15/45 (Call 02/15/45)	70	61,746
4.65%, 07/15/42	100	92,414
4.70%, 10/15/48 (Call 04/15/48)	60	54,400
4.75%, 03/01/44	150	136,950
4.95%, 10/15/58 (Call 04/15/58)	35	32,452
5.65%, 06/15/35	45	46,520
6.50%, 11/15/35	130	143,763
6.55%, 07/01/39	10	11,085
Cox Communications Inc.
3.60%, 06/15/51 (Call 12/15/50)(a)	20	14,123
4.50%, 06/30/43 (Call 12/30/42)(a)	121	99,149
4.70%, 12/15/42(a)	75	63,038
8.38%, 03/01/39(a)	55	66,195
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	106	68,283
4.65%, 05/15/50 (Call 11/15/49)	260	189,972
4.88%, 04/01/43	25	19,721
5.00%, 09/20/37 (Call 03/20/37)	55	46,923
5.20%, 09/20/47 (Call 03/20/47)	60	47,897
5.30%, 05/15/49 (Call 11/15/48)	136	108,954
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	80	73,381
5.58%, 01/25/49 (Call 07/25/48)	105	95,658
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	15	13,068
6.63%, 01/15/40	155	160,364
Historic TW Inc., 8.30%, 01/15/36	10	11,407
NBCUniversal Media LLC, 5.95%, 04/01/41	130	136,617
Paramount Global
4.38%, 03/15/43	80	55,513
4.60%, 01/15/45 (Call 07/15/44)	85	60,742
4.85%, 07/01/42 (Call 01/01/42)	44	32,948
4.90%, 08/15/44 (Call 02/15/44)	120	88,244
4.95%, 05/19/50 (Call 11/19/49)	65	48,136
5.25%, 04/01/44 (Call 10/01/43)	35	26,922
5.85%, 09/01/43 (Call 03/01/43)	25	20,999
6.88%, 04/30/36	104	103,154
Sky Group Finance Ltd., 6.50%, 10/15/35(a)	20	21,377
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	15	14,048
5.85%, 04/15/40	95	92,453
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)	79	58,860

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.50%, 09/01/41 (Call 03/01/41)	$125	$105,436
5.88%, 11/15/40 (Call 05/15/40)	100	88,043
6.55%, 05/01/37	85	80,953
6.75%, 06/15/39	155	148,902
7.30%, 07/01/38	115	115,090
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	45	31,612
3.70%, 12/01/42	45	36,575
4.13%, 06/01/44	75	64,472
4.38%, 08/16/41	50	44,508
Series E, 4.13%, 12/01/41	40	34,716
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	115	76,338
3.50%, 05/13/40 (Call 11/13/39)	95	76,901
3.60%, 01/13/51 (Call 07/13/50)	135	104,676
4.63%, 03/23/40 (Call 09/23/39)	50	46,784
4.70%, 03/23/50 (Call 09/23/49)	105	98,253
4.75%, 09/15/44 (Call 03/15/44)	130	120,679
4.75%, 11/15/46 (Call 05/15/46)	15	13,950
4.95%, 10/15/45 (Call 04/15/45)	50	47,394
5.40%, 10/01/43	245	246,614
6.15%, 03/01/37	26	27,805
6.15%, 02/15/41	10	10,884
6.40%, 12/15/35	51	56,156
6.65%, 11/15/37	100	113,326
7.75%, 12/01/45	10	12,734

		7,758,226

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	40	33,860
4.38%, 06/15/45 (Call 12/15/44)	20	17,890
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	115	100,057

		151,807

Mining — 0.7%
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40	30	28,766
Barrick Gold Corp., 6.45%, 10/15/35	30	31,545
Barrick North America Finance LLC
5.70%, 05/30/41	64	63,906
5.75%, 05/01/43	49	49,394
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	50	51,511
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	185	161,551
5.00%, 09/30/43	115	111,813
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50 (Call 07/30/49)(f)	200	145,778
4.25%, 07/17/42(a)	200	164,632
4.50%, 08/01/47 (Call 02/01/47)(f)	200	166,184
5.63%, 09/21/35(a)	100	102,274
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)	160	144,829
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(f)	200	155,356
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	41,710
6.00%, 11/15/41(a)	25	24,504
6.90%, 11/15/37(a)	79	85,536
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	40	30,516
5.75%, 11/15/41(a)	20	18,987
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	45	41,073

Security	Par (000)	Value

Mining (continued)
5.88%, 04/01/35	$55	$55,688
6.25%, 10/01/39	40	41,756
Rio Tinto Alcan Inc., 5.75%, 06/01/35	25	25,637
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	75	49,516
5.20%, 11/02/40	20	19,918
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	55	47,774
4.75%, 03/22/42 (Call 09/22/41)	50	47,090
Southern Copper Corp.
5.25%, 11/08/42	130	122,710
5.88%, 04/23/45	73	73,779
6.75%, 04/16/40	55	60,323
7.50%, 07/27/35	140	159,107
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	22,237
5.40%, 02/01/43 (Call 08/01/42)	25	22,757
6.00%, 08/15/40 (Call 02/15/40)	30	29,267
6.13%, 10/01/35	85	85,275
6.25%, 07/15/41 (Call 01/15/41)	16	16,096

		2,498,795

Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	15	9,767
6.75%, 12/15/39	25	18,860

		28,627

Oil & Gas — 3.4%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	20	14,476
4.75%, 04/15/43 (Call 10/15/42)	30	23,020
5.10%, 09/01/40 (Call 03/01/40)	90	74,104
5.25%, 02/01/42 (Call 08/01/41)	30	24,361
5.35%, 07/01/49 (Call 01/01/49)	25	19,834
6.00%, 01/15/37	30	27,710
7.38%, 08/15/47	10	9,799
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	75	48,320
2.94%, 06/04/51 (Call 12/04/50)	230	152,826
3.00%, 02/24/50 (Call 08/24/49)	130	88,379
3.00%, 03/17/52 (Call 09/17/51)	5	3,353
3.06%, 06/17/41 (Call 12/17/40)	55	40,725
3.38%, 02/08/61 (Call 08/08/60)	205	141,593
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	75	65,279
6.25%, 03/15/38	80	80,560
6.75%, 02/01/39	35	36,504
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	150	137,061
5.40%, 06/15/47 (Call 12/15/46)	60	54,023
6.75%, 11/15/39	29	30,284
6.80%, 09/15/37	25	25,733
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	105	75,741
Chevron USA Inc., 2.34%, 08/12/50 (Call 02/12/50)	100	62,362
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	184,436
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	102,379
7.50%, 07/30/39	100	119,763
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	30	24,616

60	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.80%, 03/15/52 (Call 09/15/51)	$25	$19,830
4.03%, 03/15/62 (Call 09/15/61)	191	151,352
4.30%, 11/15/44 (Call 05/15/44)	142	123,250
5.95%, 03/15/46 (Call 09/15/45)	10	10,631
6.50%, 02/01/39	85	95,968
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	40	29,985
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	74	61,497
5.00%, 06/15/45 (Call 12/15/44)	95	80,603
5.60%, 07/15/41 (Call 01/15/41)	95	87,596
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	115	86,456
4.40%, 03/24/51 (Call 09/24/50)	40	30,973
6.25%, 03/15/53 (Call 09/15/52)	25	24,633
Ecopetrol SA
5.88%, 05/28/45	80	52,850
5.88%, 11/02/51 (Call 05/02/51)	130	83,457
7.38%, 09/18/43	50	40,783
Eni SpA, 5.70%, 10/01/40(a)	25	22,697
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	155	136,922
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	15	11,082
3.70%, 04/06/50 (Call 10/06/49)	90	72,270
3.95%, 05/15/43	62	52,420
4.25%, 11/23/41	50	44,569
4.80%, 11/08/43	70	66,559
5.10%, 08/17/40	5	4,970
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	30	23,044
3.45%, 04/15/51 (Call 10/15/50)(c)	240	183,007
3.57%, 03/06/45 (Call 09/06/44)	116	91,914
4.11%, 03/01/46 (Call 09/01/45)	180	154,033
4.23%, 03/19/40 (Call 09/19/39)	95	85,375
4.33%, 03/19/50 (Call 09/19/49)	245	217,469
Hess Corp.
5.60%, 02/15/41	65	60,859
5.80%, 04/01/47 (Call 10/01/46)(c)	75	71,188
6.00%, 01/15/40	50	49,142
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	250	211,740
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	50	42,116
6.60%, 10/01/37	61	60,767
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	35	29,211
5.00%, 09/15/54 (Call 03/15/54)	70	59,020
6.50%, 03/01/41 (Call 09/01/40)	83	85,785
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	50	52,474
Murphy Oil Corp., 6.13%, 12/01/42 (Call 06/01/42)	25	19,790
Occidental Petroleum Corp.
4.30%, 08/15/39 (Call 02/15/39)(c)	25	19,659
4.40%, 04/15/46 (Call 10/15/45)	55	42,292
4.40%, 08/15/49 (Call 02/15/49)	25	19,329
4.50%, 07/15/44 (Call 01/15/44)	40	31,532
4.63%, 06/15/45 (Call 12/15/44)	20	15,800
6.20%, 03/15/40	49	48,037
6.45%, 09/15/36	115	115,327
6.60%, 03/15/46 (Call 09/15/45)	70	71,235
7.95%, 06/15/39	20	22,024

Security	Par (000)	Value

Oil & Gas (continued)
Ovintiv Inc.
6.50%, 02/01/38	$40	$39,328
6.63%, 08/15/37	25	24,767
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(f)	400	312,084
5.63%, 05/20/43(f)	200	187,636
Petrobras Global Finance BV
6.75%, 01/27/41	115	105,456
6.85%, 06/05/2115(c)	120	100,216
6.88%, 01/20/40(c)	40	37,356
6.90%, 03/19/49	50	44,190
7.25%, 03/17/44	110	104,323
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	132,812
Petroleos Mexicanos
5.50%, 06/27/44	50	29,703
5.63%, 01/23/46	100	59,207
6.35%, 02/12/48(c)	100	62,264
6.38%, 01/23/45	85	53,927
6.50%, 06/02/41	155	104,222
6.63%, 06/15/35	150	110,413
6.75%, 09/21/47	340	220,456
6.95%, 01/28/60 (Call 07/28/59)	210	135,047
7.69%, 01/23/50 (Call 07/23/49)	550	388,674
Petronas Capital Ltd.
4.50%, 03/18/45(f)	200	183,188
4.55%, 04/21/50 (Call 10/21/49)(f)	300	274,263
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	55	37,876
4.68%, 02/15/45 (Call 08/15/44)(a)	115	100,615
4.88%, 11/15/44 (Call 05/15/44)	125	113,922
4.90%, 10/01/46 (Call 04/01/46)(a)	35	30,925
5.88%, 05/01/42	60	62,234
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(f)	400	304,540
3.30%, 07/12/51 (Call 01/12/51)(f)	200	146,420
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(f)	200	137,238
3.50%, 11/24/70 (Call 05/24/70)(f)	200	131,938
4.25%, 04/16/39(f)	200	175,852
4.38%, 04/16/49(f)	200	168,726
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	25	18,361
3.00%, 11/26/51 (Call 05/26/51)	50	34,545
3.13%, 11/07/49 (Call 05/07/49)	151	108,154
3.25%, 04/06/50 (Call 10/06/49)	150	110,308
3.63%, 08/21/42	50	40,660
3.75%, 09/12/46	65	51,703
4.00%, 05/10/46	155	128,571
4.13%, 05/11/35	177	162,882
4.38%, 05/11/45	185	163,601
5.50%, 03/25/40	95	97,698
6.38%, 12/15/38	186	206,261
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	173,366
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	264,363
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	50	36,746
4.00%, 11/15/47 (Call 05/15/47)	49	38,235
6.50%, 06/15/38	100	102,661

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.80%, 05/15/38	$60	$63,974
6.85%, 06/01/39	40	42,805
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	122,134
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	90	66,947
3.13%, 05/29/50 (Call 11/29/49)	161	114,857
3.39%, 06/29/60 (Call 12/29/59)	15	10,735
3.46%, 07/12/49 (Call 01/12/49)	100	76,507
Transocean Inc.
6.80%, 03/15/38	45	30,887
9.35%, 12/15/41	10	8,021
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	25	17,764
4.90%, 03/15/45(c)	135	121,003
6.63%, 06/15/37	100	106,301
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(f)	70	46,351

		11,626,982

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	70	66,004
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
4.08%, 12/15/47 (Call 06/15/47)	98	77,365
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	41,877
4.75%, 08/01/43 (Call 02/01/43)	83	71,292
4.85%, 11/15/35 (Call 05/15/35)	86	80,173
5.00%, 11/15/45 (Call 05/15/45)	100	88,218
6.70%, 09/15/38	58	62,192
7.45%, 09/15/39	50	56,805
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	84	60,889

		604,815

Packaging & Containers — 0.0%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	60	47,300
Sealed Air Corp., 6.88%, 07/15/33(a)	30	30,646
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	20	20,018

		97,964

Pharmaceuticals — 3.0%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	400	338,164
4.25%, 11/21/49 (Call 05/21/49)	290	241,344
4.30%, 05/14/36 (Call 11/14/35)	95	85,335
4.40%, 11/06/42	190	164,798
4.45%, 05/14/46 (Call 11/14/45)	126	107,870
4.50%, 05/14/35 (Call 11/14/34)	245	227,218
4.55%, 03/15/35 (Call 09/15/34)	199	185,020
4.70%, 05/14/45 (Call 11/14/44)	200	177,188
4.75%, 03/15/45 (Call 09/15/44)	70	62,687
4.85%, 06/15/44 (Call 12/15/43)	60	54,500
4.88%, 11/14/48 (Call 05/14/48)	25	22,897
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	35	29,152
4.30%, 12/15/47 (Call 06/15/47)	75	62,978
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	15	8,945
4.00%, 09/18/42	76	66,378
4.38%, 11/16/45	93	84,307
4.38%, 08/17/48 (Call 02/17/48)	54	48,844
6.45%, 09/15/37	235	264,998
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	148	108,120

Security	Par (000)	Value

Pharmaceuticals (continued)
4.40%, 07/15/44 (Call 01/15/44)(a)	$95	$76,021
4.70%, 07/15/64 (Call 01/15/64)(a)	81	64,244
5.50%, 07/30/35(a)	15	14,476
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	118	103,714
4.69%, 12/15/44 (Call 06/15/44)	48	42,567
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	80	54,626
2.55%, 11/13/50 (Call 05/13/50)	65	41,106
3.25%, 08/01/42	130	99,819
3.55%, 03/15/42 (Call 09/15/41)	5	4,058
3.70%, 03/15/52 (Call 09/15/51)	65	51,292
3.90%, 03/15/62 (Call 09/15/61)	5	3,915
4.13%, 06/15/39 (Call 12/15/38)	150	133,978
4.25%, 10/26/49 (Call 04/26/49)	240	207,209
4.35%, 11/15/47 (Call 05/15/47)	140	123,256
4.55%, 02/20/48 (Call 08/20/47)	55	49,990
4.63%, 05/15/44 (Call 11/15/43)	230	212,810
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	51	40,970
4.50%, 11/15/44 (Call 05/15/44)	50	41,475
4.60%, 03/15/43	40	33,808
4.90%, 09/15/45 (Call 03/15/45)	20	17,317
Cigna Group (The)
3.20%, 03/15/40 (Call 09/15/39)	80	59,680
3.40%, 03/15/50 (Call 09/15/49)	100	70,352
3.40%, 03/15/51 (Call 09/15/50)	105	73,868
3.88%, 10/15/47 (Call 04/15/47)	155	118,513
4.80%, 08/15/38 (Call 02/15/38)	84	77,204
4.80%, 07/15/46 (Call 01/16/46)	85	74,831
4.90%, 12/15/48 (Call 06/15/48)	100	89,990
6.13%, 11/15/41	131	140,212
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	80	54,110
4.13%, 04/01/40 (Call 10/01/39)	25	20,480
4.25%, 04/01/50 (Call 10/01/49)	70	55,873
4.78%, 03/25/38 (Call 09/25/37)	307	278,658
4.88%, 07/20/35 (Call 01/20/35)	240	225,595
5.05%, 03/25/48 (Call 09/25/47)	466	417,741
5.13%, 07/20/45 (Call 01/20/45)	141	127,038
5.30%, 12/05/43 (Call 06/05/43)	137	127,657
5.63%, 02/21/53 (Call 08/21/52)	40	38,711
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	120	75,432
2.50%, 09/15/60 (Call 03/15/60)	110	66,680
3.95%, 03/15/49 (Call 09/15/48)	20	17,704
4.15%, 03/15/59 (Call 09/15/58)	75	65,402
4.88%, 02/27/53 (Call 08/27/52)	30	29,916
5.55%, 03/15/37	55	58,247
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	38	32,969
6.38%, 05/15/38	107	120,929
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	125	85,740
2.45%, 09/01/60 (Call 03/01/60)	25	15,303
3.40%, 01/15/38 (Call 07/15/37)	101	85,896
3.50%, 01/15/48 (Call 07/15/47)	43	35,395
3.55%, 03/01/36 (Call 09/01/35)	130	115,019
3.63%, 03/03/37 (Call 09/03/36)	92	81,309
3.70%, 03/01/46 (Call 09/01/45)	125	105,145

62	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 03/03/47 (Call 09/03/46)	$70	$59,450
4.50%, 09/01/40	60	57,667
4.50%, 12/05/43 (Call 06/05/43)	85	82,381
5.85%, 07/15/38	130	144,309
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	45	40,408
5.90%, 11/01/39	20	20,930
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	25	17,359
2.45%, 06/24/50 (Call 12/24/49)	200	127,228
2.75%, 12/10/51 (Call 06/10/51)	130	86,759
2.90%, 12/10/61 (Call 06/10/61)	110	70,549
3.60%, 09/15/42 (Call 03/15/42)	61	49,680
3.70%, 02/10/45 (Call 08/10/44)	175	143,890
4.00%, 03/07/49 (Call 09/07/48)	50	42,699
4.15%, 05/18/43	180	160,601
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	50	38,145
5.40%, 11/29/43 (Call 05/29/43)	50	40,338
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	70	48,577
3.70%, 09/21/42	40	33,801
4.00%, 11/20/45 (Call 05/20/45)	130	113,477
4.40%, 05/06/44	122	113,077
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	25	17,521
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	35	25,214
2.70%, 05/28/50 (Call 11/28/49)	75	51,241
3.90%, 03/15/39 (Call 09/15/38)	45	39,319
4.00%, 12/15/36	115	105,105
4.00%, 03/15/49 (Call 09/15/48)	75	64,829
4.10%, 09/15/38 (Call 03/15/38)	80	72,135
4.13%, 12/15/46	107	93,689
4.20%, 09/15/48 (Call 03/15/48)	95	84,566
4.30%, 06/15/43	50	45,451
4.40%, 05/15/44	130	120,004
5.60%, 09/15/40	30	31,292
7.20%, 03/15/39	130	158,363
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	146,962
3.38%, 07/09/60 (Call 01/09/60)	40	26,752
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	65	58,415
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	100	65,216
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	85	66,295
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	105	71,658
4.00%, 06/22/50 (Call 12/22/49)	125	80,576
Wyeth LLC
5.95%, 04/01/37	90	96,610
6.00%, 02/15/36	25	26,733
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	30	20,446
3.95%, 09/12/47 (Call 03/12/47)	55	44,687
4.45%, 08/20/48 (Call 02/20/48)	25	21,685
4.70%, 02/01/43 (Call 08/01/42)	80	72,028

		9,997,110

Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	182,270

Security	Par (000)	Value

Pipelines (continued)
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	$20	$14,543
5.85%, 11/15/43 (Call 05/15/43)	40	29,958
6.75%, 08/15/33	10	8,831
Cameron LNG LLC
3.40%, 01/15/38 (Call 07/15/37)(a)	40	33,645
3.70%, 01/15/39 (Call 07/15/38)(a)	15	12,269
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	60	47,385
Colonial Pipeline Co., 4.20%, 04/15/43 (Call 10/15/42)(a)	5	4,023
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44).	40	39,554
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	30	28,038
6.45%, 11/03/36(a)	35	35,506
6.75%, 09/15/37(a)	35	36,654
Eastern Gas Transmission and Storage Inc.
4.60%, 12/15/44 (Call 06/15/44)	20	16,702
4.80%, 11/01/43 (Call 05/01/43)	40	34,840
EIG Pearl Holdings Sarl, 3.55%, 08/31/36(f)	200	167,330
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	19,852
7.38%, 10/15/45 (Call 04/15/45)	45	50,945
Series B, 7.50%, 04/15/38	5	5,601
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)	35	24,024
4.00%, 11/15/49 (Call 05/15/49)	25	19,381
4.50%, 06/10/44 (Call 12/10/43)	105	87,924
5.50%, 12/01/46 (Call 05/29/46)	53	50,196
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	45	40,360
4.95%, 01/15/43 (Call 07/15/42)	35	28,516
5.00%, 05/15/44 (Call 11/15/43)	25	20,621
5.00%, 05/15/50 (Call 11/15/49)	180	147,800
5.15%, 02/01/43 (Call 08/01/42)	15	12,611
5.15%, 03/15/45 (Call 09/15/44)	55	46,063
5.30%, 04/01/44 (Call 10/01/43)	41	35,194
5.30%, 04/15/47 (Call 10/15/46)	60	50,954
5.35%, 05/15/45 (Call 11/15/44)	55	46,920
5.40%, 10/01/47 (Call 04/01/47)	84	72,267
5.95%, 10/01/43 (Call 04/01/43)	45	41,806
6.00%, 06/15/48 (Call 12/15/47)	70	64,409
6.05%, 06/01/41 (Call 12/01/40)	10	9,590
6.10%, 02/15/42	40	37,579
6.13%, 12/15/45 (Call 06/15/45)	130	121,566
6.25%, 04/15/49 (Call 10/15/48)	100	95,055
6.50%, 02/01/42 (Call 08/01/41)	65	64,669
6.63%, 10/15/36	30	30,426
7.50%, 07/01/38	30	32,527
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	29	22,272
5.45%, 06/01/47 (Call 12/01/46)	50	39,569
5.60%, 04/01/44 (Call 10/01/43)	15	12,314
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	45	29,992
3.30%, 02/15/53 (Call 08/15/52)	5	3,395
4.20%, 01/31/50 (Call 07/31/49)	105	84,231
4.25%, 02/15/48 (Call 08/15/47)	120	97,434
4.45%, 02/15/43 (Call 08/15/42)	89	76,018
4.80%, 02/01/49 (Call 08/01/48)	55	48,162
4.85%, 08/15/42 (Call 02/15/42)	68	60,973

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.85%, 03/15/44 (Call 09/15/43)	$60	$53,381
4.90%, 05/15/46 (Call 11/15/45)	80	70,254
4.95%, 10/15/54 (Call 04/15/54)	15	13,109
5.10%, 02/15/45 (Call 08/15/44)	89	81,426
5.70%, 02/15/42	70	68,930
5.95%, 02/01/41	82	83,031
6.13%, 10/15/39	65	67,948
6.45%, 09/01/40	60	63,668
7.55%, 04/15/38	131	147,971
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48) .	40	29,820
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(a)	35	25,897
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(f)	185	156,330
2.94%, 09/30/40(f)	193	152,615
3.25%, 09/30/40(f)	200	153,044
Greensaif Pipelines Bidco Sarl, 6.13%, 02/23/38	200	200,648
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	45,725
5.00%, 08/15/42 (Call 02/15/42)	60	51,272
5.00%, 03/01/43 (Call 09/01/42)	60	50,733
5.40%, 09/01/44 (Call 03/01/44)	85	76,151
5.50%, 03/01/44 (Call 09/01/43)	55	49,507
6.38%, 03/01/41	45	44,887
6.50%, 02/01/37	5	5,050
6.50%, 09/01/39	50	50,932
6.55%, 09/15/40	140	140,136
6.95%, 01/15/38	43	45,856
7.50%, 11/15/40	5	5,493
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	75	47,452
3.60%, 02/15/51 (Call 08/15/50)	30	20,291
5.05%, 02/15/46 (Call 08/15/45)	5	4,220
5.20%, 03/01/48 (Call 09/01/47)	75	65,119
5.45%, 08/01/52 (Call 02/01/52)	70	62,420
5.55%, 06/01/45 (Call 12/01/44)	55	49,838
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	30	22,057
4.20%, 10/03/47 (Call 04/03/47)	30	22,930
4.25%, 09/15/46 (Call 03/15/46)	55	42,301
4.85%, 02/01/49 (Call 08/01/48)	30	25,401
5.15%, 10/15/43 (Call 04/15/43)	70	61,566
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	120	102,523
4.70%, 04/15/48 (Call 10/15/47)	115	92,592
4.90%, 04/15/58 (Call 10/15/57)	75	60,049
4.95%, 03/14/52 (Call 09/14/51)	75	62,392
5.20%, 03/01/47 (Call 09/01/46)	125	108,237
5.20%, 12/01/47 (Call 06/01/47)	40	34,421
5.50%, 02/15/49 (Call 08/15/48)	72	64,466
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	35	37,774
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	50	34,811
4.30%, 01/15/49 (Call 07/15/48)(a)	100	81,005
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	45,094
4.50%, 03/15/50 (Call 09/15/49)	10	7,620
4.95%, 07/13/47 (Call 01/06/47)	55	45,108
5.20%, 07/15/48 (Call 01/15/48)	70	59,475
7.15%, 01/15/51 (Call 07/15/50)	15	15,716

Security	Par (000)	Value

Pipelines (continued)
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	$50	$48,275
6.20%, 09/15/43 (Call 03/15/43)	25	24,161
6.65%, 10/01/36	75	76,019
6.85%, 10/15/37	40	41,442
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	50	38,639
4.90%, 02/15/45 (Call 08/15/44)	70	55,228
5.15%, 06/01/42 (Call 12/01/41)	45	36,965
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	35	28,821
7.50%, 07/15/38(a)	20	18,117
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	55	50,521
4.83%, 05/01/48 (Call 11/01/47)(a)	20	17,870
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37 (Call 03/15/37)(a)	75	74,902
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	45	37,353
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	55	45,525
5.95%, 09/25/43 (Call 03/25/43)	35	34,504
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	30	24,045
6.25%, 07/01/52 (Call 01/01/52)	85	80,957
6.50%, 02/15/53 (Call 08/15/52)	25	24,600
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	50	54,903
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)	39	31,347
TransCanada PipeLines Ltd.
4.75%, 05/15/38 (Call 11/15/37)	45	40,194
4.88%, 05/15/48 (Call 11/15/47)	115	100,911
5.00%, 10/16/43 (Call 04/16/43)	80	71,554
5.10%, 03/15/49 (Call 09/15/48)	46	41,839
5.85%, 03/15/36	5	4,956
6.10%, 06/01/40	70	70,843
6.20%, 10/15/37	95	97,893
7.25%, 08/15/38	45	49,873
7.63%, 01/15/39	84	97,235
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	40	30,980
4.60%, 03/15/48 (Call 09/15/47)	60	51,328
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33 (Call 05/01/33)(a)	85	69,329
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	46	37,962
5.45%, 04/01/44 (Call 10/01/43)	40	33,596
5.50%, 08/15/48 (Call 02/15/48)	20	16,729
5.50%, 02/01/50 (Call 08/01/49)	70	57,145
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	75	64,336
4.90%, 01/15/45 (Call 07/15/44)	50	42,586
5.10%, 09/15/45 (Call 03/15/45)	90	79,113
5.30%, 08/15/52 (Call 02/15/52)	15	13,555
5.40%, 03/04/44 (Call 09/04/43)	60	55,317
5.75%, 06/24/44 (Call 12/24/43)	105	100,005
5.80%, 11/15/43 (Call 05/15/43)	15	14,468
6.30%, 04/15/40	50	51,242

		7,768,639

64	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	$35	$31,503
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	25	23,152
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	50	45,946
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	70	61,774
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)	100	69,768
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)	50	33,786

		265,929

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51 (Call 11/18/50)	95	61,065
3.55%, 03/15/52 (Call 09/15/51)	65	46,516
4.00%, 02/01/50 (Call 08/01/49)	100	77,411
American Homes 4 Rent LP, 4.30%, 04/15/52 (Call 10/15/51)	30	23,038
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)	30	18,118
3.10%, 06/15/50 (Call 12/15/49)	115	71,552
3.70%, 10/15/49 (Call 04/15/49)	75	52,333
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	20	15,618
4.15%, 07/01/47 (Call 01/01/47)	70	57,181
4.35%, 04/15/48 (Call 10/15/47)	35	29,489
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	17,967
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	10	6,798
3.25%, 01/15/51 (Call 07/15/50)	161	105,634
4.75%, 05/15/47 (Call 11/15/46)	26	21,975
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	60	45,578
5.20%, 02/15/49 (Call 08/15/48)	55	50,232
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	55	34,264
3.00%, 07/15/50 (Call 01/15/50)	80	51,116
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	16,020
4.50%, 07/01/44 (Call 01/01/44)	35	30,913
4.50%, 06/01/45 (Call 12/01/44)	80	68,427
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	10	5,829
4.50%, 03/15/48 (Call 09/15/47)	65	53,865
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	55	44,047
Healthpeak Properties Interim Inc., 6.75%, 02/01/41 (Call 08/01/40)	15	15,780
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	10	7,065
4.13%, 12/01/46 (Call 06/01/46)	55	41,100
4.25%, 04/01/45 (Call 10/01/44)	25	19,250
4.45%, 09/01/47 (Call 03/01/47)	50	40,234
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	80	51,059
4.80%, 10/15/48 (Call 04/25/48)	15	12,758
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	40	22,551
3.00%, 04/15/50 (Call 10/15/49)	50	34,047
3.05%, 03/01/50 (Call 09/01/49)	25	17,263
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	55	50,014

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	$80	$64,088
4.65%, 03/15/49 (Call 09/15/48)	20	16,543
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	25	17,225
3.80%, 07/15/50 (Call 01/15/50)	65	48,846
4.25%, 10/01/44 (Call 04/01/44)	40	32,508
4.25%, 11/30/46 (Call 05/30/46)	35	28,490
4.75%, 03/15/42 (Call 09/15/41)	25	22,003
6.75%, 02/01/40 (Call 11/01/39)	31	34,529
Trust Fibra Uno, 6.95%, 01/30/44 (Call 07/30/43)(f)	200	175,054
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	20	15,972
4.88%, 04/15/49 (Call 10/15/48)	60	51,200
5.70%, 09/30/43 (Call 03/30/43)	50	47,128
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	55	48,913
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	100	68,854
Welltower OP LLC, 6.50%, 03/15/41 (Call 09/15/40)	40	41,214
Weyerhaeuser Co., 4.00%, 03/09/52 (Call 09/09/51)	40	31,239

		2,059,913

Retail — 1.5%
7-Eleven Inc.
2.50%, 02/10/41 (Call 09/10/40)(a)	75	49,095
2.80%, 02/10/51 (Call 08/10/50)(a)	100	61,977
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)	100	79,851
Bath & Body Works Inc.
6.75%, 07/01/36	60	51,857
6.88%, 11/01/35	65	57,255
6.95%, 03/01/33	15	13,074
7.60%, 07/15/37	10	8,478
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	15	1,801
5.17%, 08/01/44 (Call 02/01/44)	35	4,056
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)	200	147,754
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	30	24,648
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	60	39,722
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	50	39,635
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	10	6,675
Home Depot Inc. (The)
2.75%, 09/15/51 (Call 03/15/51)	25	16,280
3.13%, 12/15/49 (Call 06/15/49)	80	56,557
3.30%, 04/15/40 (Call 10/15/39)	60	47,808
3.35%, 04/15/50 (Call 10/15/49)	80	59,335
3.50%, 09/15/56 (Call 03/15/56)	65	48,741
3.63%, 04/15/52 (Call 10/15/51)	90	69,208
3.90%, 06/15/47 (Call 12/15/46)	127	104,863
4.20%, 04/01/43 (Call 10/01/42)	135	118,147
4.25%, 04/01/46 (Call 10/01/45)	85	73,612
4.40%, 03/15/45 (Call 09/15/44)	93	82,460
4.50%, 12/06/48 (Call 06/06/48)	105	94,419
4.88%, 02/15/44 (Call 08/15/43)	114	109,316
5.40%, 09/15/40 (Call 03/15/40)	96	97,308
5.88%, 12/16/36	203	217,009
5.95%, 04/01/41 (Call 10/01/40)	97	104,014
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)(c)	30	19,338
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	115	77,848
3.00%, 10/15/50 (Call 04/15/50)	75	47,665

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.50%, 04/01/51 (Call 10/01/50)	$10	$7,027
3.70%, 04/15/46 (Call 10/15/45)	73	53,951
4.05%, 05/03/47 (Call 11/03/46)	95	74,177
4.25%, 04/01/52 (Call 10/01/51)	65	51,160
4.38%, 09/15/45 (Call 03/15/45)	53	43,325
4.45%, 04/01/62 (Call 10/01/61)	80	62,463
4.65%, 04/15/42 (Call 10/15/41)	165	143,332
5.13%, 04/15/50 (Call 10/15/49)	90	81,789
5.50%, 10/15/35	95	94,549
5.63%, 04/15/53 (Call 10/15/52)	45	43,206
5.80%, 09/15/62 (Call 03/15/62)	100	96,606
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	20	12,312
4.50%, 12/15/34 (Call 06/15/34)	27	19,591
5.13%, 01/15/42 (Call 07/15/41)	15	10,193
6.38%, 03/15/37(c)	15	12,053
6.70%, 07/15/34(a)	15	12,326
Marks & Spencer PLC, 7.13%, 12/01/37(a)	25	22,672
McDonald’s Corp.
3.63%, 05/01/43	35	27,282
3.63%, 09/01/49 (Call 03/01/49)	40	30,144
3.70%, 02/15/42	25	19,818
4.20%, 04/01/50 (Call 10/01/49)	35	29,082
4.45%, 03/01/47 (Call 09/01/46)	110	95,180
4.45%, 09/01/48 (Call 03/01/48)	75	65,312
4.60%, 05/26/45 (Call 11/26/44)	20	17,761
4.70%, 12/09/35 (Call 06/09/35)	64	60,467
4.88%, 07/15/40	35	32,848
4.88%, 12/09/45 (Call 06/09/45)	132	119,993
5.70%, 02/01/39	100	102,695
6.30%, 10/15/37	60	65,213
6.30%, 03/01/38	85	91,674
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)(c)	70	45,461
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	30	15,147
5.95%, 03/15/43	20	9,641
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	10	7,125
3.50%, 11/15/50 (Call 05/15/50)	80	58,188
3.75%, 12/01/47 (Call 06/01/47)	80	61,258
4.30%, 06/15/45 (Call 12/10/44)	30	25,272
4.45%, 08/15/49 (Call 02/15/49)	60	51,100
4.50%, 11/15/48 (Call 05/15/48)	30	25,834
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	60	40,875
3.63%, 04/15/46	39	30,933
3.90%, 11/15/47 (Call 05/15/47)	70	57,431
4.00%, 07/01/42	75	65,878
4.80%, 01/15/53 (Call 07/15/52)	55	51,339
7.00%, 01/15/38	100	116,725
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	40	36,328
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	121	87,651
4.80%, 11/18/44 (Call 05/18/44)	60	49,558
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	10	7,143
2.65%, 09/22/51 (Call 03/22/51)	180	121,970
4.00%, 04/11/43 (Call 10/11/42)	150	131,793
4.05%, 06/29/48 (Call 12/29/47)	254	223,754
4.30%, 04/22/44 (Call 10/22/43)	30	27,649

Security	Par (000)	Value

Retail (continued)
4.50%, 09/09/52 (Call 03/09/52)	$40	$37,713
5.25%, 09/01/35	15	15,754
5.63%, 04/15/41	5	5,381
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	20	16,734
6.88%, 11/15/37	20	20,888

		5,072,530

Semiconductors — 1.2%
Advanced Micro Devices Inc., 4.39%, 06/01/52 (Call 12/01/51)	55	48,880
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	100	72,130
2.95%, 10/01/51 (Call 04/01/51)	90	61,739
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	60	40,794
4.35%, 04/01/47 (Call 10/01/46)	87	77,968
5.10%, 10/01/35 (Call 04/01/35)	77	77,477
5.85%, 06/15/41	50	53,409
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(a)	295	217,651
3.19%, 11/15/36 (Call 08/15/36)(a)	275	199,196
3.50%, 02/15/41 (Call 08/15/40)(a)	230	164,673
3.75%, 02/15/51 (Call 08/15/50)(a)	250	174,322
4.93%, 05/15/37 (Call 02/15/37)(a)	150	130,424
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	10	6,807
3.05%, 08/12/51 (Call 02/12/51)	100	64,324
3.10%, 02/15/60 (Call 08/15/59)	100	61,129
3.20%, 08/12/61 (Call 02/12/61)	10	6,210
3.25%, 11/15/49 (Call 05/15/49)	140	93,650
3.73%, 12/08/47 (Call 06/08/47)	160	118,536
4.10%, 05/19/46 (Call 11/19/45)	111	89,016
4.10%, 05/11/47 (Call 11/11/46)	65	52,017
4.25%, 12/15/42	30	25,110
4.60%, 03/25/40 (Call 09/25/39)	30	26,735
4.75%, 03/25/50 (Call 09/25/49)	95	82,302
4.80%, 10/01/41	150	135,853
4.90%, 07/29/45 (Call 01/29/45)	10	9,262
4.90%, 08/05/52 (Call 02/05/52)	140	124,019
4.95%, 03/25/60 (Call 09/25/59)	50	43,862
5.05%, 08/05/62 (Call 02/05/62)	70	61,228
5.63%, 02/10/43 (Call 08/10/42)	10	9,762
5.70%, 02/10/53 (Call 08/10/52)	180	175,943
5.90%, 02/10/63 (Call 08/10/62)	30	29,526
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	60	43,492
4.95%, 07/15/52 (Call 01/15/52)	20	18,875
5.00%, 03/15/49 (Call 09/15/48)	155	145,264
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	60	39,992
4.88%, 03/15/49 (Call 09/15/48)	95	89,238
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	50	33,389
3.48%, 11/01/51 (Call 05/01/51)	55	34,277
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	116	95,404
3.50%, 04/01/50 (Call 10/01/49)	170	131,759
3.70%, 04/01/60 (Call 10/01/59)	10	7,594
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	30	20,214
3.25%, 05/11/41 (Call 11/11/40)	100	69,365

66	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.25%, 11/30/51 (Call 05/30/51)	$30	$18,955
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	75	55,249
4.30%, 05/20/47 (Call 11/20/46)	127	110,941
4.50%, 05/20/52 (Call 11/20/51)	65	57,751
4.65%, 05/20/35 (Call 11/20/34)	67	65,015
4.80%, 05/20/45 (Call 11/20/44)	115	109,249
6.00%, 05/20/53 (Call 11/20/52)	60	64,684
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	65	57,428
4.15%, 05/15/48 (Call 11/15/47)	160	141,819
TSMC Arizona Corp., 3.25%, 10/25/51 (Call 04/25/51)	200	150,058

		4,093,966

Software — 1.3%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	45	28,074
4.50%, 06/15/47 (Call 12/15/46)	90	79,474
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	65	41,404
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	10	6,894
4.50%, 08/15/46 (Call 02/15/46)	30	23,760
5.63%, 07/15/52 (Call 01/15/52)	40	37,377
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	150	120,895
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	499	333,197
2.68%, 06/01/60 (Call 12/01/59)	249	161,110
2.92%, 03/17/52 (Call 09/17/51)	345	248,838
3.04%, 03/17/62 (Call 09/17/61)	197	137,955
3.45%, 08/08/36 (Call 02/08/36)	82	71,703
3.50%, 11/15/42	50	42,320
3.70%, 08/08/46 (Call 02/08/46)	70	59,892
4.10%, 02/06/37 (Call 08/06/36)	200	187,552
4.20%, 11/03/35 (Call 05/03/35)	65	62,239
4.25%, 02/06/47 (Call 08/06/46)	30	27,836
4.45%, 11/03/45 (Call 05/03/45)	30	28,434
4.50%, 10/01/40	50	48,884
4.50%, 02/06/57 (Call 08/06/56)	135	130,629
5.20%, 06/01/39	20	21,180
5.30%, 02/08/41	15	16,085
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	265	195,700
3.60%, 04/01/50 (Call 10/01/49)	241	163,427
3.65%, 03/25/41 (Call 09/25/40)	170	125,239
3.80%, 11/15/37 (Call 05/15/37)	113	89,320
3.85%, 07/15/36 (Call 01/15/36)	100	81,425
3.85%, 04/01/60 (Call 10/01/59)	230	152,888
3.90%, 05/15/35 (Call 11/15/34)	185	153,581
3.95%, 03/25/51 (Call 09/25/50)	135	96,873
4.00%, 07/15/46 (Call 01/15/46)	189	138,297
4.00%, 11/15/47 (Call 05/15/47)	176	128,895
4.10%, 03/25/61 (Call 09/25/60)	50	34,811
4.13%, 05/15/45 (Call 11/15/44)	160	120,720
4.38%, 05/15/55 (Call 11/15/54)	105	79,678
4.50%, 07/08/44 (Call 01/08/44)	126	102,507
5.38%, 07/15/40	89	81,711
5.55%, 02/06/53 (Call 08/06/52)	130	118,893
6.13%, 07/08/39	154	153,844
6.50%, 04/15/38	91	94,796
6.90%, 11/09/52 (Call 05/09/52)	200	215,584

Security	Par (000)	Value

Software (continued)
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	$30	$21,201
2.90%, 07/15/51 (Call 01/15/51)	245	164,758
3.05%, 07/15/61 (Call 01/15/61)	15	9,619

		4,439,499

Telecommunications — 2.8%
America Movil SAB de CV
6.13%, 03/30/40	129	135,918
6.38%, 03/01/35	131	141,911
AT&T Inc.
3.10%, 02/01/43 (Call 08/01/42)(c)	200	139,572
3.30%, 02/01/52 (Call 08/01/51)	10	6,836
3.50%, 06/01/41 (Call 12/01/40)	195	146,318
3.50%, 09/15/53 (Call 03/15/53)	465	319,236
3.55%, 09/15/55 (Call 03/15/55)	520	352,570
3.65%, 06/01/51 (Call 12/01/50)	200	142,902
3.65%, 09/15/59 (Call 03/15/59)	416	281,661
3.80%, 12/01/57 (Call 06/01/57)	385	270,251
3.85%, 06/01/60 (Call 12/01/59)	130	90,861
4.35%, 06/15/45 (Call 12/15/44)	35	28,467
4.50%, 05/15/35 (Call 11/15/34)	180	161,795
4.55%, 03/09/49 (Call 09/09/48)	130	107,636
4.65%, 06/01/44 (Call 12/01/43)	105	89,545
4.75%, 05/15/46 (Call 11/15/45)	195	167,526
4.85%, 03/01/39 (Call 09/01/38)	90	80,841
4.90%, 08/15/37 (Call 02/14/37)	240	220,306
5.15%, 03/15/42	150	137,470
5.15%, 11/15/46 (Call 05/15/46)	15	13,653
5.15%, 02/15/50 (Call 08/14/49)	150	136,882
5.70%, 03/01/57 (Call 09/01/56)	5	4,866
6.00%, 08/15/40 (Call 05/15/40)	5	5,075
6.38%, 03/01/41	150	157,111
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(f)	200	139,594
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	55	40,405
4.30%, 07/29/49 (Call 01/29/49)	25	20,551
4.46%, 04/01/48 (Call 10/01/47)	60	50,973
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	40	26,895
Cisco Systems Inc.
5.50%, 01/15/40	150	157,806
5.90%, 02/15/39	134	146,717
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	75	60,162
4.70%, 03/15/37	25	22,841
4.75%, 03/15/42	60	54,818
5.35%, 11/15/48 (Call 05/15/48)	25	23,938
5.45%, 11/15/79 (Call 05/15/79)	55	48,558
5.75%, 08/15/40	51	51,663
5.85%, 11/15/68 (Call 05/15/68)	11	10,420
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	150	112,019
Embarq Corp., 8.00%, 06/01/36	102	44,333
Juniper Networks Inc., 5.95%, 03/15/41	36	35,147
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	38	18,813
Series U, 7.65%, 03/15/42(c)	30	14,957
Motorola Solutions Inc., 5.50%, 09/01/44	36	32,941
Nokia OYJ, 6.63%, 05/15/39	35	34,147
Orange SA
5.38%, 01/13/42	5	4,942
5.50%, 02/06/44 (Call 08/06/43)	55	55,415

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	$91	$64,193
4.30%, 02/15/48 (Call 08/15/47)	95	72,912
4.35%, 05/01/49 (Call 11/01/48)	163	127,060
4.50%, 03/15/42 (Call 09/15/41)(a)	55	45,115
4.50%, 03/15/43 (Call 09/15/42)	60	48,879
4.55%, 03/15/52 (Call 09/15/51)(a)	45	35,957
5.00%, 03/15/44 (Call 09/15/43)	90	78,084
7.50%, 08/15/38	15	16,785
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	79	59,505
Telecom Italia Capital SA
6.00%, 09/30/34	70	58,558
6.38%, 11/15/33	70	60,999
7.20%, 07/18/36	75	66,040
7.72%, 06/04/38	63	57,328
Telefonica Emisiones SA
4.90%, 03/06/48	155	122,923
5.21%, 03/08/47	150	125,453
5.52%, 03/01/49 (Call 09/01/48)	150	130,119
7.05%, 06/20/36	15	15,806
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	60	49,885
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	135	94,175
3.30%, 02/15/51 (Call 08/15/50)	210	140,484
3.40%, 10/15/52 (Call 04/15/52)	145	98,439
3.60%, 11/15/60 (Call 05/15/60)	165	110,019
4.38%, 04/15/40 (Call 10/15/39)	145	123,253
4.50%, 04/15/50 (Call 10/15/49)	160	132,894
5.65%, 01/15/53 (Call 07/15/52)	185	181,457
5.80%, 09/15/62 (Call 03/15/62)	70	68,483
U.S. Cellular Corp., 6.70%, 12/15/33	40	36,852
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	30	20,281
2.85%, 09/03/41 (Call 03/03/41)	40	27,696
2.88%, 11/20/50 (Call 05/20/50)	60	37,815
2.99%, 10/30/56 (Call 04/30/56)	258	157,692
3.00%, 11/20/60 (Call 05/20/60)	210	126,351
3.40%, 03/22/41 (Call 09/22/40)	35	26,396
3.55%, 03/22/51 (Call 09/22/50)	350	252,703
3.70%, 03/22/61 (Call 09/22/60)	50	35,171
3.85%, 11/01/42 (Call 05/01/42)	140	111,362
3.88%, 03/01/52 (Call 09/01/51)	70	53,477
4.00%, 03/22/50 (Call 09/22/49)	145	113,951
4.13%, 08/15/46	130	105,916
4.27%, 01/15/36	120	105,776
4.67%, 03/15/55	150	129,604
4.75%, 11/01/41	162	147,806
4.81%, 03/15/39	295	270,297
4.86%, 08/21/46	290	261,452
5.50%, 03/16/47	100	97,187
6.55%, 09/15/43	155	168,407
Vodafone Group PLC
4.25%, 09/17/50	130	101,999
4.38%, 02/19/43	128	104,696
4.88%, 06/19/49	110	95,268
5.13%, 06/19/59	30	26,411
5.13%, 06/04/81 (Call 12/04/50), (5 year CMT + 3.073%)(b)	65	48,600
5.63%, 02/10/53 (Call 08/10/52)	50	48,054
5.75%, 02/10/63 (Call 08/10/62)	50	47,494

Security	Par (000)	Value

Telecommunications (continued)
6.15%, 02/27/37	$110	$113,796

		9,604,579

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)(c)	25	21,075
6.35%, 03/15/40	40	39,130
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	20	16,793
6.20%, 10/01/40	20	17,874

		94,872

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	6,904
3.55%, 02/15/50 (Call 08/15/49)	50	38,353
3.90%, 08/01/46 (Call 02/01/46)	88	71,203
4.05%, 06/15/48 (Call 12/15/47)	45	37,630
4.13%, 06/15/47 (Call 12/15/46)	40	33,891
4.15%, 04/01/45 (Call 10/01/44)	45	38,450
4.15%, 12/15/48 (Call 06/15/48)	61	51,599
4.38%, 09/01/42 (Call 03/01/42)	55	48,992
4.45%, 03/15/43 (Call 09/15/42)	59	52,583
4.55%, 09/01/44 (Call 03/01/44)	120	108,559
4.70%, 09/01/45 (Call 03/01/45)	20	18,436
4.90%, 04/01/44 (Call 10/01/43)	109	102,428
4.95%, 09/15/41 (Call 03/15/41)	55	52,510
5.05%, 03/01/41 (Call 09/01/40)	30	29,113
5.15%, 09/01/43 (Call 03/01/43)	110	107,857
5.40%, 06/01/41 (Call 12/01/40)	40	40,065
5.75%, 05/01/40 (Call 11/01/39)	70	72,979
6.15%, 05/01/37	40	43,830
6.20%, 08/15/36	50	54,168
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	90	55,362
3.20%, 08/02/46 (Call 02/02/46)	40	29,231
3.65%, 02/03/48 (Call 08/03/47)	35	27,973
4.40%, 08/05/52 (Call 02/05/52)	50	44,520
4.45%, 01/20/49 (Call 07/20/48)	25	22,453
6.20%, 06/01/36	35	37,758
6.38%, 11/15/37	18	19,396
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	20	15,143
3.10%, 12/02/51 (Call 06/02/51)	60	40,954
4.80%, 09/15/35 (Call 03/15/35)	35	32,655
4.80%, 08/01/45 (Call 02/01/45)	30	27,322
5.95%, 05/15/37	131	134,306
6.13%, 09/15/2115 (Call 03/15/2115)	53	54,055
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	45	32,408
3.80%, 11/01/46 (Call 05/01/46)	28	21,906
3.80%, 04/15/50 (Call 10/15/49)	35	27,039
3.95%, 05/01/50 (Call 11/01/49)	41	32,738
4.10%, 03/15/44 (Call 09/15/43)	148	124,668
4.25%, 11/01/66 (Call 05/01/66)	15	11,898
4.30%, 03/01/48 (Call 09/01/47)	95	80,836
4.40%, 03/01/43 (Call 09/01/42)	11	9,507
4.50%, 03/15/49 (Call 09/15/48)	20	17,482
4.50%, 11/15/52 (Call 05/15/52)	65	56,404
4.50%, 08/01/54 (Call 02/01/54)	80	68,330
4.65%, 03/01/68 (Call 09/01/67)	20	16,975

68	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.75%, 05/30/42 (Call 11/30/41)	$35	$31,827
5.50%, 04/15/41 (Call 10/15/40)	85	84,775
6.00%, 10/01/36	40	41,630
6.15%, 05/01/37	30	31,637
6.22%, 04/30/40	60	64,251
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(f)	200	179,678
FedEx Corp.
4.05%, 02/15/48 (Call 08/15/47)	95	72,808
4.10%, 04/15/43	40	31,460
4.10%, 02/01/45	175	136,843
4.40%, 01/15/47 (Call 07/15/46)	82	66,942
4.55%, 04/01/46 (Call 10/01/45)	61	50,456
4.75%, 11/15/45 (Call 05/15/45)	123	105,031
4.95%, 10/17/48 (Call 04/17/48)	55	48,604
5.10%, 01/15/44	68	61,496
5.25%, 05/15/50 (Call 11/15/49)	40	37,092
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	148,294
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	25	18,183
4.20%, 11/15/69 (Call 05/15/69)	26	19,939
4.30%, 05/15/43 (Call 11/15/42)	45	37,432
4.70%, 05/01/48 (Call 11/01/47)	55	48,182
4.95%, 08/15/45 (Call 02/15/45)	50	45,353
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(f)	93	88,261
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	45	28,811
3.05%, 05/15/50 (Call 11/15/49)	75	49,807
3.16%, 05/15/55 (Call 11/15/54)	103	67,715
3.40%, 11/01/49 (Call 05/01/49)	110	77,974
3.70%, 03/15/53 (Call 09/15/52)	10	7,431
3.94%, 11/01/47 (Call 05/01/47)	94	74,241
3.95%, 10/01/42 (Call 04/01/42)	71	58,222
4.05%, 08/15/52 (Call 02/15/52)	80	63,681
4.10%, 05/15/49 (Call 11/15/48)	65	52,419
4.10%, 05/15/2121 (Call 11/15/2120)	15	10,244
4.15%, 02/28/48 (Call 08/28/47)	10	8,140
4.55%, 06/01/53 (Call 12/01/52)	15	12,959
4.65%, 01/15/46 (Call 07/15/45)	50	44,020
4.84%, 10/01/41	40	36,514
Polar Tankers Inc., 5.95%, 05/10/37(a)	59	59,461
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)	10	7,855
2.97%, 09/16/62 (Call 03/16/62)	25	15,716
3.20%, 05/20/41 (Call 11/20/40)	80	61,663
3.25%, 02/05/50 (Call 08/05/49)	200	144,530
3.50%, 02/14/53 (Call 08/14/52)	65	48,642
3.55%, 08/15/39 (Call 02/15/39)	50	41,071
3.55%, 05/20/61 (Call 11/20/60)	45	32,234
3.60%, 09/15/37 (Call 03/15/37)	171	144,180
3.75%, 02/05/70 (Call 08/05/69)	65	47,020
3.80%, 10/01/51 (Call 04/01/51)	94	74,762
3.80%, 04/06/71 (Call 10/06/70)	50	36,437
3.84%, 03/20/60 (Call 09/20/59)	112	85,589
3.85%, 02/14/72 (Call 08/14/71)	5	3,704
3.88%, 02/01/55 (Call 08/01/54)	55	43,261
4.00%, 04/15/47 (Call 10/15/46)	55	45,080
4.05%, 11/15/45 (Call 05/15/45)	55	45,731
4.05%, 03/01/46 (Call 09/01/45)	50	41,158
4.10%, 09/15/67 (Call 03/15/67)	55	43,072

Security	Par (000)	Value

Transportation (continued)
4.30%, 03/01/49 (Call 09/01/48)	$65	$55,832
4.50%, 09/10/48 (Call 03/10/48)	10	8,741
4.95%, 09/09/52 (Call 03/09/52)	15	14,478
5.15%, 01/20/63 (Call 07/20/62)	25	24,024
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	60	45,528
3.63%, 10/01/42	45	37,075
3.75%, 11/15/47 (Call 05/15/47)	77	63,164
4.25%, 03/15/49 (Call 09/15/48)	25	22,086
4.88%, 11/15/40 (Call 05/15/40)	55	53,368
5.05%, 03/03/53 (Call 09/03/52)	30	29,645
5.20%, 04/01/40 (Call 10/01/39)	10	10,083
5.30%, 04/01/50 (Call 10/01/49)	95	97,771
6.20%, 01/15/38	175	193,659
XPO CNW Inc., 6.70%, 05/01/34	25	22,767

		5,792,608

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	35	22,099
5.20%, 03/15/44 (Call 09/15/43)	45	40,435

		62,534

Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)	10	7,099
3.45%, 05/01/50 (Call 11/01/49)	40	29,438
3.75%, 09/01/47 (Call 03/01/47)	60	46,782
4.00%, 12/01/46 (Call 06/01/46)	5	3,968
4.15%, 06/01/49 (Call 12/01/48)	5	4,100
4.20%, 09/01/48 (Call 03/01/48)	50	41,774
4.30%, 12/01/42 (Call 06/01/42)	45	39,215
4.30%, 09/01/45 (Call 03/01/45)	75	63,925
6.59%, 10/15/37	45	49,125
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	55	38,363
4.28%, 05/01/49 (Call 11/01/48)	55	44,631

		368,420

Total Corporate Bonds & Notes — 48.8% (Cost: $203,230,858)		164,802,467

Foreign Government Obligations(g)

Angola — 0.0%
Angolan Government International Bond, 9.38%, 05/08/48(f)	200	170,620

Argentina — 0.5%
Argentina Bonar Bonds
1.50%, 07/09/35(e)	1,385	380,810
3.50%, 07/09/41(e)	59	16,031
3.88%, 01/09/38(e)	305	94,981
Argentine Republic Government International Bond
1.50%, 07/09/35 (Call 03/31/23)(e)	1,410	401,216
1.50%, 07/09/46 (Call 03/31/23)(e)	310	90,117
3.50%, 07/09/41 (Call 03/31/23)(c)(e)	757	237,971
3.88%, 01/09/38 (Call 03/31/23)(e)	890	311,749
Provincia de Buenos Aires/Government Bonds, 5.25%, 09/01/37(e)(f)	320	122,643

		1,655,518

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bahrain — 0.1%
Bahrain Government International Bond
5.63%, 05/18/34(f)	$200	$174,778
6.00%, 09/19/44(f)	200	159,416

		334,194

Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50 (Call 02/20/50)(f)	10	6,963

Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)	400	288,292
5.00%, 01/27/45(c)	200	153,772
5.63%, 01/07/41	200	172,452
5.63%, 02/21/47	200	163,880
7.13%, 01/20/37	25	26,449
8.25%, 01/20/34	200	226,118

		1,030,963

Canada — 0.0%
Province of British Columbia Canada, 7.25%, 09/01/36	75	95,375

Chile — 0.3%
Chile Government International Bond
2.55%, 07/27/33 (Call 04/27/33)	200	157,310
3.10%, 05/07/41 (Call 11/07/40)	200	145,716
3.10%, 01/22/61 (Call 07/22/60)	200	124,498
3.25%, 09/21/71 (Call 03/21/71)	200	123,350
3.50%, 01/25/50 (Call 07/25/49)	200	144,618
4.00%, 01/31/52 (Call 07/31/51)	200	156,230
4.34%, 03/07/42 (Call 09/07/41)	200	171,194

		1,022,916

China — 0.1%
China Government International Bond, 2.75%, 12/03/39(f)	200	160,040
Export-Import Bank of China (The), 4.00%, 11/28/47(f)	200	175,898

		335,938

Colombia — 0.3%
Colombia Government International Bond
3.88%, 02/15/61 (Call 08/15/60)	200	109,104
4.13%, 02/22/42 (Call 08/22/41)	200	123,034
4.13%, 05/15/51 (Call 11/15/50)	200	117,248
5.00%, 06/15/45 (Call 12/15/44)	200	132,024
5.63%, 02/26/44 (Call 08/26/43)	200	144,766
6.13%, 01/18/41	200	156,942
7.38%, 09/18/37	150	139,294
7.50%, 02/02/34 (Call 11/02/33)	200	190,082

		1,112,494

Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(f) .	200	191,768

Dominican Republic — 0.2%
Dominican Republic International Bond
5.88%, 01/30/60(f)	300	225,468
6.40%, 06/05/49(f)	150	125,071
6.85%, 01/27/45(f)	150	134,253
7.45%, 04/30/44(f)	100	96,240

		581,032

Security	Par (000)	Value

Ecuador — 0.1%
Ecuador Government International Bond
1.50%, 07/31/40(e)(f)	$200	$62,692
2.50%, 07/31/35(e)(f)	560	199,298

		261,990

Egypt — 0.1%
Egypt Government International Bond
6.88%, 04/30/40(f)	200	120,518
8.50%, 01/31/47(f)	200	128,008
8.75%, 09/30/51(f)	200	129,188
8.88%, 05/29/50(f)	200	129,270

		506,984

El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(f)	200	90,418
7.65%, 06/15/35(f)	40	18,561

		108,979

Ghana — 0.0%
Ghana Government International Bond
8.75%, 03/11/61(f)(h)(i)	200	72,534
8.88%, 05/07/42(f)(h)(i)	200	72,990

		145,524

Guatemala — 0.0%
Guatemala Government Bond, 3.70%, 10/07/33 (Call 07/07/33)(f)	200	164,646

Hong Kong — 0.0%
Airport Authority Hong Kong, 3.25%, 01/12/52 (Call 07/12/51)(a)	200	150,552

Hungary — 0.1%
Hungary Government International Bond
3.13%, 09/21/51(f)	200	122,476
7.63%, 03/29/41	200	224,880

		347,356

Indonesia — 0.6%
Indonesia Government International Bond
3.05%, 03/12/51	200	144,678
3.20%, 09/23/61 (Call 03/23/61)	200	135,238
3.70%, 10/30/49	200	158,024
4.20%, 10/15/50	200	168,344
4.35%, 01/11/48	200	175,760
4.45%, 04/15/70	200	167,780
4.63%, 04/15/43(f)	200	183,848
5.13%, 01/15/45(f)	200	195,126
5.25%, 01/17/42(f)	200	197,558
6.63%, 02/17/37(f)	200	225,120
8.50%, 10/12/35(f)	130	165,100
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50(f)	200	156,774

		2,073,350

Israel — 0.2%
Israel Government AID Bond, 5.50%, 09/18/33	40	43,369
Israel Government International Bond
3.88%, 07/03/50	200	161,188
4.13%, 01/17/48	200	169,752
State of Israel, 3.80%, 05/13/60(f)	400	302,008

		676,317

Italy — 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	335	245,676

70	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	$200	$234,386

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(f)	200	180,828

Kenya — 0.0%
Republic of Kenya Government International Bond, 6.30%, 01/23/34(f)	200	151,148

Lebanon — 0.0%
Lebanon Government International Bond, 0.00% 03/23/37(d)(f)(h)(i)	50	3,527

Mexico — 0.8%
Mexico Government International Bond 3.50%, 02/12/34 (Call 11/12/33)	400	326,408
3.75%, 04/19/71 (Call 10/19/70)	200	130,150
3.77%, 05/24/61 (Call 11/24/60)	400	264,516
4.28%, 08/14/41 (Call 02/14/41)	500	400,625
4.35%, 01/15/47	200	154,610
4.50%, 01/31/50 (Call 07/31/49)	200	157,830
4.60%, 01/23/46	200	160,824
4.60%, 02/10/48	200	160,104
4.75%, 03/08/44	210	174,829
5.00%, 04/27/51 (Call 10/27/50)	200	168,448
5.55%, 01/21/45	150	138,642
6.05%, 01/11/40	50	49,868
6.75%, 09/27/34	160	170,997
7.50%, 04/08/33	125	139,586

		2,597,437

Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(f)	200	128,622

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	134,278
7.70%, 02/23/38(f)	200	140,578

		274,856

Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(f)	200	186,660
7.00%, 01/25/51(f)	200	198,492

		385,152

Panama — 0.3%
Panama Government International Bond 3.87%, 07/23/60 (Call 01/23/60)	200	128,050
4.30%, 04/29/53	200	145,118
4.50%, 05/15/47 (Call 11/15/46)	200	154,256
4.50%, 04/16/50 (Call 10/16/49)	200	150,452
4.50%, 01/19/63 (Call 07/19/62)	200	142,924
6.70%, 01/26/36	125	132,389

		853,189

Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(f)	200	189,082

Peru — 0.3%
Peruvian Government International Bond 2.78%, 12/01/60 (Call 06/01/60)	90	52,201
3.00%, 01/15/34 (Call 10/15/33)	185	145,839
3.23%, 07/28/2121 (Call 01/28/2121)	70	40,891

Security	Par (000)	Value

Peru (continued)
3.30%, 03/11/41 (Call 09/11/40)	$200	$146,162
3.55%, 03/10/51 (Call 09/10/50)	100	71,399
3.60%, 01/15/72 (Call 07/15/71)	75	48,762
5.63%, 11/18/50	100	98,407
6.55%, 03/14/37(c)	115	122,695
8.75%, 11/21/33	130	161,074

		887,430

Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	134,456
2.95%, 05/05/45	200	142,326
3.20%, 07/06/46	200	144,058
3.70%, 03/01/41	200	162,240
3.70%, 02/02/42	200	161,284
3.95%, 01/20/40	300	252,759
6.38%, 10/23/34	100	109,059

		1,106,182

Qatar — 0.4%
Qatar Government International Bond
4.40%, 04/16/50(f)	400	360,220
4.82%, 03/14/49(f)	400	381,944
5.10%, 04/23/48(f)	500	495,720

		1,237,884

Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	100	70,023
5.13%, 06/15/48(f)	100	83,259
6.00%, 05/25/34(f)	30	29,226
6.13%, 01/22/44(f)	100	94,263
7.63%, 01/17/53	100	108,502

		385,273

Saudi Arabia — 0.6%
Saudi Government International Bond
3.45%, 02/02/61(f)	200	138,678
3.75%, 01/21/55(f)	200	151,122
4.50%, 10/26/46(f)	200	173,120
4.50%, 04/22/60(f)	200	171,524
4.63%, 10/04/47(f)	200	175,884
4.88%, 07/18/33(a)	200	197,184
5.00%, 04/17/49(f)	400	368,900
5.00%, 01/18/53(a)	400	367,816
5.25%, 01/16/50(f)	200	191,894

		1,936,122

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(f)	200	166,266

South Africa — 0.2%
Republic of South Africa Government International Bond 5.00%, 10/12/46(c)	200	137,858
5.65%, 09/27/47	200	146,400
5.75%, 09/30/49	200	146,418
6.25%, 03/08/41	175	148,048

		578,724

South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	176,754

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	85	90,451

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Inter-American Development Bank 3.20%, 08/07/42	$65	$54,601
3.88%, 10/28/41	75	69,974
4.38%, 01/24/44	85	84,295
International Bank for Reconstruction & Development, 4.75%, 02/15/35	85	88,658

		387,979

Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	200	127,150
5.75%, 05/11/47	200	134,712
6.00%, 01/14/41	300	214,464
6.63%, 02/17/45	200	150,386
6.75%, 05/30/40	100	77,381
6.88%, 03/17/36	160	130,115
7.25%, 03/05/38	100	87,029
8.00%, 02/14/34	195	187,945

		1,109,182

Ukraine — 0.0%
Ukraine Government International Bond
7.25%, 03/15/35(f)(h)(i)	200	33,975
7.38%, 09/25/34(f)(h)(i)	200	34,300

		68,275

United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
3.00%, 09/15/51(f)	200	141,204
3.13%, 09/30/49(f)	400	289,736
3.88%, 04/16/50(f)	200	165,616
4.13%, 10/11/47(f)	200	173,946
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(f)	200	143,988
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	128,608
UAE International Government Bond, 3.25%, 10/19/61(f)	200	145,424

		1,188,522

Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	60	54,060
4.98%, 04/20/55	175	168,112
5.10%, 06/18/50	260	255,603
5.75%, 10/28/34 (Call 07/28/34)	50	53,780
7.63%, 03/21/36	125	155,428

		686,983

Total Foreign Government Obligations — 7.7% (Cost: $32,038,391)		26,132,958

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	150	148,214

California — 0.9%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50	50	64,916
Series S-3, 6.91%, 10/01/50	170	220,295
California State University RB, Class B, 2.72%, 11/01/52	200	136,209
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	124,442

Security	Par (000)	Value

California (continued)
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	$50	$54,741
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	100	79,023
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	100	106,824
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	62,624
Los Angeles Department of Water & Power, RB, Series A, 5.72%, 07/01/39	200	215,131
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	158,142
Regents of the University of California Medical Center Pooled Revenue RB, Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(c)	65	45,001
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	173,696
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	100	112,479
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	56,389
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	95,759
State of California GO BAB
7.30%, 10/01/39	100	122,567
7.55%, 04/01/39	500	635,606
7.60%, 11/01/40	145	186,773
University of California RB
Series AQ, 4.77%, 05/15/2115	150	130,960
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	200	138,081
University of California RB BAB, 5.77%, 05/15/43	50	53,737

		2,973,395

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	22,724

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	50	45,229

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	92	101,518
Project M, Series 2010-A, 6.66%, 04/01/57	48	52,744

		154,262

Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54(c)	250	233,287
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series B, 6.90%, 12/01/40	200	227,570
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	58,959
State of Illinois GO, 5.10%, 06/01/33	575	565,312

		1,085,128

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	50	36,803
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	53,951

		90,754

72	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	$100	$105,310
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	26,469
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	53,553

		185,332

Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	79,649
Michigan State University RB, 4.17%, 08/15/2122 (Call 02/15/2122)	100	78,568

University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	200	145,968

		304,185

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	75,454

New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	188,366
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	50	55,267
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	100	122,499

		366,132

New York — 0.4%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	103,949
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	150	184,152
Series E, 6.81%, 11/15/40	100	108,922
New York City Municipal Water Finance Authority RB, 5.44%, 06/15/43	200	213,203
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	51,929
5.57%, 11/01/38	50	51,962
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	100	81,124
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	104,648
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	75	61,512
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	56,846
Port Authority of New York & New Jersey RB
3.29%, 08/01/69	150	103,660
Series 168, 4.93%, 10/01/51	80	79,973
Series 174, 4.46%, 10/01/62	100	91,306
Series 181, 4.96%, 08/01/46	50	50,152
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	70	48,431

		1,391,769

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	68,244
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	68,403
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	100,055

Security	Par (000)	Value

Ohio (continued)
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	$25	$24,914

		261,616

Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	81,276
4.71%, 05/01/52	25	23,594

		104,870

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	106,772

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	45,270

Texas — 0.3%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	54,643
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	100	68,654
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	100	111,825
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	32,684
Dallas Fort Worth International Airport RB
4.51%, 11/01/51 (Call 11/01/32)	45	42,540
Series C, Class C, 2.92%, 11/01/50(c)	100	72,844
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 03/31/23) (PSF)	40	40,115
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	112,723
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	62,130
State of Texas GO BAB, Series A, 4.68%, 04/01/40	100	98,596
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	78,851
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	35,512
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	150,464

		961,581

Virginia — 0.1%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	240	149,301
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	36,020

		185,321

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	51,386

Total Municipal Debt Obligations — 2.5% (Cost: $9,728,726)		8,559,394

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.2%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	294	277,121
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	500	420,302

		697,423

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations — 0.5%
Federal Home Loan Banks, 5.50%, 07/15/36	$290	$323,707
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	375	434,741
Tennessee Valley Authority
3.50%, 12/15/42	50	41,331
4.65%, 06/15/35	75	74,774
5.25%, 09/15/39	65	67,660
5.38%, 04/01/56	500	541,530
5.88%, 04/01/36	200	222,566
Series B, 4.70%, 07/15/33	40	40,391

		1,746,700

U.S. Government Obligations — 38.6%
U.S. Treasury Note/Bond
1.13%, 05/15/40	2,680	1,696,356
1.13%, 08/15/40	7,730	4,867,484
1.25%, 05/15/50	3,600	1,998,000
1.38%, 11/15/31	2,925	2,381,133
1.38%, 11/15/40	6,800	4,467,812
1.38%, 08/15/50	3,890	2,231,887
1.63%, 11/15/50	4,670	2,864,023
1.75%, 08/15/41	4,450	3,084,406
1.88%, 02/15/41	3,910	2,794,428
1.88%, 02/15/51	6,100	3,986,922
1.88%, 11/15/51	4,240	2,759,975
2.00%, 11/15/41	3,800	2,744,906
2.00%, 02/15/50	3,050	2,063,039
2.00%, 08/15/51	4,400	2,959,687
2.25%, 05/15/41	3,350	2,545,477
2.25%, 08/15/46	1,922	1,387,444
2.25%, 08/15/49	2,700	1,937,250
2.25%, 02/15/52	4,950	3,535,383
2.38%, 02/15/42	3,790	2,915,339
2.38%, 11/15/49	2,160	1,594,013
2.38%, 05/15/51	4,400	3,232,625
2.50%, 02/15/45	1,930	1,474,641
2.50%, 02/15/46	895	680,480
2.50%, 05/15/46	1,750	1,330,273
2.75%, 08/15/42	1,450	1,181,070
2.75%, 11/15/42	2,355	1,913,438
2.75%, 08/15/47	3,400	2,704,594
2.75%, 11/15/47	3,800	3,023,375
2.88%, 05/15/43	2,150	1,778,117
2.88%, 08/15/45	500	407,891
2.88%, 11/15/46	850	693,016
2.88%, 05/15/49	2,600	2,126,313
2.88%, 05/15/52	5,300	4,346,000
3.00%, 05/15/42	1,000	850,625
3.00%, 11/15/45	500	416,953
3.00%, 02/15/47	1,300	1,082,656
3.00%, 05/15/47	2,300	1,916,547
3.00%, 02/15/48	2,550	2,126,859
3.00%, 08/15/48	2,640	2,204,400
3.00%, 02/15/49	2,755	2,306,021
3.00%, 08/15/52	5,650	4,756,594
3.13%, 11/15/41	600	523,969
3.13%, 02/15/42	800	695,750
3.13%, 02/15/43	500	430,859
3.13%, 08/15/44	1,050	898,242
3.13%, 05/15/48	3,035	2,593,028

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.25%, 05/15/42	$3,690	$3,262,767
3.38%, 08/15/42	2,240	2,017,050
3.38%, 05/15/44	1,450	1,293,445
3.38%, 11/15/48	2,500	2,238,281
3.50%, 02/15/33	500	483,594
3.50%, 02/15/39	1,060	998,222
3.63%, 08/15/43	1,450	1,349,859
3.63%, 02/15/53	400	381,063
3.75%, 11/15/43	2,300	2,178,531
3.88%, 08/15/40	650	637,203
4.00%, 11/15/42	4,100	4,043,625
4.00%, 11/15/52	6,340	6,456,894
4.38%, 11/15/39	630	658,350
4.38%, 05/15/40	895	933,038
4.50%, 02/15/36	400	426,813
4.63%, 02/15/40	1,000	1,075,781
4.75%, 02/15/37	200	218,594
5.00%, 05/15/37	1,050	1,173,375

		130,335,785

Total U.S. Government & Agency Obligations — 39.3% (Cost: $166,456,618)		132,779,908

Total Long-Term Investments — 98.3% (Cost: $411,454,593)		332,274,727

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(j)(k)(l)	6,400	6,400,248

Total Short-Term Securities — 1.9% (Cost: $6,400,248)		6,400,248

Total Investments — 100.2% (Cost: $417,854,841)		338,674,975

Liabilities in Excess of Other Assets — (0.2)%		(646,065)

Net Assets — 100.0%		$338,028,910

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of this security is on loan.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

74	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core 10+ Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$2,513,107	$3,887,141	(a)	$—	$—	$—	$6,400,248	6,400	$81,423	(b)	$2

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$164,802,467	$—	$164,802,467
Foreign Government Obligations	—	26,132,958	—	26,132,958
Municipal Debt Obligations	—	8,559,394	—	8,559,394
U.S. Government & Agency Obligations	—	132,779,908	—	132,779,908
Short-Term Securities
Money Market Funds	6,400,248	—	—	6,400,248

	$6,400,248	$332,274,727	$—	$338,674,975

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	75

Statements of Assets and Liabilities

February 28, 2023

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$164,187,455	$332,274,727
Investments, at value — affiliated(c)	29,692,863	6,400,248
Cash	347	5,912
Foreign currency, at value(d)	14	45
Receivables:
Investments sold	1,782,549	1,473,712
Securities lending income — affiliated	1,868	3,648
TBA sales commitments	2,898,891	—
Capital shares sold	175,271	11,785
Dividends — affiliated	106,413	8,528
Interest — unaffiliated	901,850	3,757,457

Total assets	199,747,521	343,936,062

LIABILITIES
Collateral on securities loaned, at value	1,261,336	3,278,248
TBA sales commitments, at value(e)	2,895,417	—
Payables:
Investments purchased	32,741,499	2,613,126
Investment advisory fees	5,471	15,778

Total liabilities	36,903,723	5,907,152

NET ASSETS	$162,843,798	$338,028,910

NET ASSETS CONSIST OF
Paid-in capital	$176,970,812	$421,139,514
Accumulated loss	(14,127,014)	(83,110,604)

NET ASSETS	$162,843,798	$338,028,910

NET ASSET VALUE

Shares outstanding	3,800,000	6,550,000

Net asset value	$42.85	$51.61

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$175,890,940	$411,454,593
(b) Securities loaned, at value	$1,215,461	$3,150,872
(c) Investments, at cost — affiliated	$29,675,915	$6,400,248
(d) Foreign currency, at cost	$14	$41
(e) Proceeds from TBA sales commitments	$2,898,891	$—

See notes to financial statements.

76	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2023

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$452,713	$43,159
Interest — unaffiliated	3,324,156	11,404,880
Securities lending income — affiliated — net	12,038	38,264
Other income — unaffiliated	2,007	5,381

Total investment income	3,790,914	11,491,684

EXPENSES
Investment advisory	71,448	168,231

Total expenses	71,448	168,231

Less:
Investment advisory fees waived	(13,740)	—

Total expenses after fees waived	57,708	168,231

Net investment income	3,733,206	11,323,453

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,683,971)	(4,760,687)
Investments — affiliated	831	—
Capital gain distributions from underlying funds — affiliated	—	2
In-kind redemptions — unaffiliated(a)	(2,531,230)	(6,251,483)

	(5,214,370)	(11,012,168)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(8,965,708)	(64,254,681)
Investments — affiliated	15,723	—
Foreign currency translations	—	4

	(8,949,985)	(64,254,677)

Net realized and unrealized loss	(14,164,355)	(75,266,845)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,431,149)	$(63,943,392)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	77

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,733,206	$2,281,094	$11,323,453	$11,822,169
Net realized gain (loss)	(5,214,370)	257,345	(11,012,168)	6,015,342
Net change in unrealized appreciation (depreciation)	(8,949,985)	(6,306,707)	(64,254,677)	(26,852,701)

Net decrease in net assets resulting from operations	(10,431,149)	(3,768,268)	(63,943,392)	(9,015,190)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,367,572)	(3,107,440)	(10,987,132)	(12,100,359)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	69,377,536	(9,588,966)	106,430,125	(112,783,475)

NET ASSETS

Total increase (decrease) in net assets	55,578,815	(16,464,674)	31,499,601	(133,899,024)

Beginning of year	107,264,983	123,729,657	306,529,309	440,428,333

End of year	$162,843,798	$107,264,983	$338,028,910	$306,529,309

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

78	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/28/23	02/28/22	02/28/21	02/29/20	02/28/19

Net asset value, beginning of year	$48.76	$51.55	$51.67	$48.49	$48.16

Net investment income(a)	1.39	0.91	1.09	1.49	1.54
Net realized and unrealized gain (loss)(b)	(6.00)	(2.46)	0.15	3.15	0.25

Net increase (decrease) from investment operations	(4.61)	(1.55)	1.24	4.64	1.79

Distributions(c)
From net investment income	(1.30)	(0.86)	(1.36)	(1.46)	(1.46)
From net realized gain	—	(0.38)	—	—	—

Total distributions	(1.30)	(1.24)	(1.36)	(1.46)	(1.46)

Net asset value, end of year	$42.85	$48.76	$51.55	$51.67	$48.49

Total Return(d)
Based on net asset value	(9.51)%	(3.07)%	2.39%	9.72%	3.81%

Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%

Total expenses after fees waived	0.05%	0.05%	0.05%	0.05%	0.04%

Net investment income	3.14%	1.79%	2.09%	2.97%	3.22%

Supplemental Data
Net assets, end of year (000)	$162,844	$107,265	$123,730	$118,852	$58,187

Portfolio turnover rate(f)(g)	335%	279%	384%	377%	481%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/28/23	02/28/22	02/28/21	02/29/20	02/28/19

Net asset value, beginning of year	$66.64	$71.04	$73.73	$59.94	$61.20

Net investment income(a)	2.21	2.17	2.24	2.37	2.39
Net realized and unrealized gain (loss)(b)	(15.04)	(4.38)	(2.40)	13.77	(1.21)

Net increase (decrease) from investment operations	(12.83)	(2.21)	(0.16)	16.14	1.18

Distributions(c)
From net investment income	(2.20)	(2.19)	(2.23)	(2.35)	(2.44)
From net realized gain	—	—	(0.30)	—	—

Total distributions	(2.20)	(2.19)	(2.53)	(2.35)	(2.44)

Net asset value, end of year	$51.61	$66.64	$71.04	$73.73	$59.94

Total Return(d)
Based on net asset value	(19.44)%	(3.23)%	(0.36)%	27.44%	2.04%

Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%

Net investment income	4.04%	3.05%	3.00%	3.54%	4.01%

Supplemental Data
Net assets, end of year (000)	$338,029	$306,529	$440,428	$357,608	$227,785

Portfolio turnover rate(f)	10%	15%	17%	9%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

80	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements  (continued)

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

82	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core 5-10 Year USD Bond
Barclays Bank PLC	$84,828	$(84,828)	$—		$—
BMO Capital Markets Corp.	14,608	(14,608)	—		—
BNP Paribas SA	84,544	(84,544)	—		—
Citigroup Global Markets, Inc.	51,115	(51,115)	—		—
Credit Suisse Securities (USA) LLC	648	(648)	—		—
Goldman Sachs & Co. LLC	209,347	(209,347)	—		—
J.P. Morgan Securities LLC	653,725	(653,725)	—		—
Jefferies LLC	14,317	(14,317)	—		—
Morgan Stanley	25,633	(25,633)	—		—
Nomura Securities International, Inc.	3,365	(3,365)	—		—
RBC Capital Markets LLC	29,920	(29,920)	—		—
Scotia Capital (USA), Inc.	12,010	(12,010)	—		—
State Street Bank & Trust Co.	20,458	(20,458)	—		—
Toronto-Dominion Bank	10,943	(10,943)	—		—

	$1,215,461	$(1,215,461)	$—		$—

Core 10+ Year USD Bond
Barclays Bank PLC	$167,213	$(167,213)	$—		$—
BNP Paribas SA	509,214	(509,214)	—		—
Citigroup Global Markets, Inc.	146,522	(146,522)	—		—
Deutsche Bank Securities, Inc.	234,628	(234,628)	—		—
Goldman Sachs & Co. LLC	169,898	(169,898)	—		—
J.P. Morgan Securities LLC	953,374	(953,374)	—		—
Jefferies LLC	158,514	(158,514)	—		—
Morgan Stanley	433,257	(433,257)	—		—
Nomura Securities International, Inc.	28,898	(28,898)	—		—
State Street Bank & Trust Co.	24	(24)	—		—
UBS AG	152,234	(152,234)	—		—
Wells Fargo Securities LLC	197,096	(197,096)	—		—

	$3,150,872	$(3,150,872)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06

84	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
Core 5-10 Year USD Bond	$13,740

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core 5-10 Year USD Bond	$3,231
Core 10+ Year USD Bond	9,606

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core 5-10 Year USD Bond	$98,451	$—	$—
Core 10+ Year USD Bond	161,439	56,808	(34,509)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements  (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Core 5-10 Year USD Bond	$420,797,168	$383,382,783	$7,022,444	$9,247,062
Core 10+ Year USD Bond	13,718,807	6,569,767	13,981,405	20,162,721

For the year ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core 5-10 Year USD Bond	$58,705,350	$24,853,199
Core 10+ Year USD Bond	153,502,568	48,904,073

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

Core 5-10 Year USD Bond	$(2,554,237)	$2,554,237
Core 10+ Year USD Bond	(6,251,508)	6,251,508

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/23	Year Ended 02/28/22

Core 5-10 Year USD Bond
Ordinary income	$3,367,572	$2,160,025
Long-term capital gains	—	947,415

	$3,367,572	$3,107,440

Core 10+ Year USD Bond
Ordinary income	$10,987,132	$12,100,359

As of February 28, 2023, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total

Core 5-10 Year USD Bond	$538,358	$(2,955,780)	$(11,709,592)	$(14,127,014)
Core 10+ Year USD Bond	1,234,967	(5,098,934)	(79,246,637)	(83,110,604)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default and TBA transactions.

86	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core 5-10 Year USD Bond	$205,690,031	$286,617	$(12,092,856)	$(11,806,239)
Core 10+ Year USD Bond	417,921,616	270,316	(79,516,957)	(79,246,641)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements  (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/23		Year Ended 02/28/22
iShares ETF	Shares	Amount	Shares	Amount
Core 5-10 Year USD Bond
Shares sold	2,700,000	$118,398,576	300,000	$15,414,777
Shares redeemed	(1,100,000)	(49,021,040)	(500,000)	(25,003,743)

	1,600,000	$69,377,536	(200,000)	$(9,588,966)

Core 10+ Year USD Bond
Shares sold	2,800,000	$156,142,351	450,000	$31,525,828
Shares redeemed	(850,000)	(49,712,226)	(2,050,000)	(144,309,303)

	1,950,000	$106,430,125	(1,600,000)	$(112,783,475)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

88	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2023, the related statements of operations for the year ended February 28, 2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2023 and each of the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.

iShares Core 5-10 Year USD Bond ETF iShares Core 10+ Year USD Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 20, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	89

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2023:

iShares ETF	Federal Obligation Interest

Core 5-10 Year USD Bond	$588,089
Core 10+ Year USD Bond	2,786,581

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2023:

iShares ETF	Interest Dividends

Core 5-10 Year USD Bond	$3,722,437
Core 10+ Year USD Bond	11,292,499

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2023:

iShares ETF	Interest-Related Dividends

Core 5-10 Year USD Bond	$3,217,023
Core 10+ Year USD Bond	8,508,389

90	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	91

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core 5-10 Year USD Bond	$1.297010	$—	$—	$1.297010	100%	—%	—%	100%

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

92	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 377 funds as of February 28, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (66)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (67)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (68)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	93

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State Investment Funds Committee (since 2022).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

94	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (unaudited) (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	95

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

96	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

BAB	Build America Bond

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company

PSF	Permanent School Fund

RB	Revenue Bond

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	97

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-203-0223

FEBRUARY 28, 2023

2023 Annual Report

iShares Trust

•	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%
U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)
International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)
Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. investment-grade bonds lost ground during the 12 months ended February 28, 2023 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned -9.72% in this interval.

The poor return for the fixed-income market reflected the backdrop of elevated inflation and rising short-term interest rates. Consumer price inflation—which began to rise in late 2021—took another leg higher following Russia’s invasion of Ukraine in early 2022, with year-over-year increases of over 8% in each month from March to September. While inflation showed signs of cooling in late 2022, it nonetheless remained in a range of 6.0% to 7.1% over the final four months of the period – well above the U.S. Federal Reserve’s (Fed’s) stated target of 2%.

The Fed responded to rising inflation by winding down its stimulative quantitative easing program and beginning to raise interest rates aggressively. The Fed boosted short-term rates eight times over the course of the 12-month period, moving the benchmark fed funds rate from a range of 0.0%-0.25% to 4.50%-4.75%. This represented the fastest increase in such a short span of time in decades. In addition, the Fed’s communications repeatedly stated the central bank’s intent to remain steadfast in its commitment to fighting inflation. This approach quashed periodic hopes for a pivot toward a less restrictive policy, and it prompted investors to ratchet up their expectations for the likely “terminal rate;” in other words, the level at which the Fed could stop raising rates.

These circumstances created significant headwinds for the fixed-income market. The yield on the two-year U.S. Treasury note rose from 1.43% to 4.82% (as its price fell) over the course of the year, while the 10-year yield climbed from 1.83% to 3.92%. As a result of these moves, the yield curve reached its highest level of inversion (in other words, the extent to which short-term rates exceed longer-term rates) since 1981. Typically, an inverted yield curve is seen as a precursor to a recession.

Investment-grade corporate bonds underperformed Treasuries by a modest margin. Investors’ reduced appetite for risk contributed to an increase in yield spreads versus government issues over the first eight months of the period, as did concerns that the combination of rising inflation and slowing economic growth would crimp both profit margins and earnings. Corporates experienced improving relative performance from November onward, however, offsetting most of the category’s previous shortfall.

Securitized assets—a category that encompasses mortgage-backed securities (MBS), asset backed securities (ABS) and commercial mortgage-backed securities (CMBS)—outperformed both Treasuries and corporates. MBS were the weakest performer of the three as the Fed’s decision to end its quantitative easing policy reduced a key source of demand. ABS, while losing ground in absolute terms, held up reasonably well due to their shorter average maturities and the continued strength of the U.S. consumer sector. CMBS also outpaced the broader fixed-income market.

4	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® Core U.S. Aggregate Bond ETF

Investment Objective

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(9.67)%	0.50%	1.07%	(9.67)%	2.51%	11.24%
Fund Market	(9.71)	0.49	1.05	(9.71)	2.49	11.06
Index	(9.72)	0.53	1.12	(9.72)	2.67	11.76

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$978.80	$0.15		$1,000.00	$1,024.60	$0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023 (continued)	iShares® Core U.S. Aggregate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	54.9%
Aa	8.9
A	14.3
Baa	13.0
Ba	0.9
B	0.2
Not Rated	7.8

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments (a)
U.S. Government & Agency Obligations	70.4%
Corporate Bonds & Notes	25.7
Foreign Government Obligations	2.1
Collaterized Mortgage Obligations	1.0
Municipal Debt Obligations	0.6
Asset-Backed Securities	0.4
TBA Sales Commitments	(0.2)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
3.75%, 08/15/27	$9,330	$9,044,900
4.95%, 10/15/27	15,000	14,981,676
Class A, 0.90%, 11/15/26	70,000	65,034,445
AmeriCredit Automobile Receivables Trust Series 2021-1, Class B, 0.68%, 10/19/26 (Call 01/18/25)	11,050	10,533,010
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	23,870	22,520,591
BMW Vehicle Lease Trust 1.23%, 05/27/25 (Call 05/25/24)	6,500	6,194,070
Capital One Multi-Asset Execution Trust
Class A2, 1.39%, 07/15/30	11,000	9,271,596
Series 2021-A1, Class A1, 0.55%, 07/15/26	20,000	18,751,111
CarMax Auto Owner Trust Series 2021-4, Class A3, 0.56%, 09/15/26 (Call 09/15/25)	7,490	7,070,948
Discover Card Execution Note Trust
3.56%, 07/15/27	18,000	17,387,921
Series 2022-A1, Class A1, 1.96%, 02/15/27	6,900	6,464,138
Exeter Automobile Receivables Trust Series 2021-2, Class D, 1.40%, 04/15/27 (Call 12/15/24)	3,261	3,004,913
Exeter Automobile Receivables Trust 2023-15.82%, 02/15/28	11,180	11,145,984
GM Financial Consumer Automobile Receivables Trust
1.26%, 11/16/26 (Call 02/16/26)	14,000	13,202,332
1.51%, 04/17/28 (Call 02/16/26)	2,940	2,664,770
GM Financial Consumer Automobile Receivables Trust 2023-1
4.66%, 02/16/28	18,560	18,393,019
4.59%, 07/17/28	3,500	3,459,631
Hyundai Auto Receivables Trust 5.39%, 06/15/27 (Call 11/15/26)	11,045	11,085,022
Nissan Auto Lease Trust 2023-A
4.91%, 01/15/26	28,290	28,106,748
5.09%, 05/15/30	17,060	16,708,584
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 10/15/24)	13,720	13,283,817
Santander Drive Auto Receivables Trust 2023-14.88%, 04/15/27	10,000	9,911,653
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	28,690	27,074,902
Volkswagen Auto Lease Trust 2020-A Series 2020-A, Class A3, 0.39%, 01/22/24 (Call 04/20/23)	252	251,345

Total Asset-Backed Securities — 0.4% (Cost: $361,758,553)		345,547,126

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 11/15/28)(a)	5,000	4,790,016
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 10/15/29)	15,310	13,283,751
Series 2020, Class A5, 2.65%, 01/15/63 (Call 02/15/30)	6,500	5,536,840
Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 04/15/30)	23,610	19,301,617
Series 2020-BN29, Class A4, 2.00%, 11/15/53 (Call 12/15/30)	5,760	4,580,515

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50 (Call 02/15/27)	$1,860	$1,790,062
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 08/15/29)	8,750	7,662,507
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	18,450	17,297,604
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 02/15/30)	10,000	8,529,825
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	16,670	13,595,443
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,965	1,590,090
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 04/15/32)(a)	3,745	3,359,364
BBCMS Mortgage Trust 2022-C18, 5.71%, 12/15/55 (Call 12/15/32)(a)	3,160	3,312,496
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	18,590	15,364,908
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 02/15/28)(a)	10,616	9,970,358
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 04/10/28)	7,000	6,624,585
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 08/15/28)	6,150	5,845,906
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 11/15/28)(a)	10,093	9,717,985
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	17,000	16,121,726
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	20,650	18,688,438
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 06/15/29)	20,000	18,163,981
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 10/15/30)	2,700	2,043,889
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	7,000	5,530,570
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	8,616	6,842,016
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 02/15/31)	25,000	19,875,567
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class AAB, 3.37%, 10/10/47 (Call 10/10/24)	3,274	3,208,395
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 10/10/24)	5,209	4,935,349
Series 2015-GC27, Class AAB, 2.94%, 02/10/48 (Call 01/10/25)	3,694	3,608,547
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 03/10/26)	17,730	16,618,879
Series 2016-P5, Class A4, 2.94%, 10/10/49 (Call 10/10/26)	11,400	10,455,639
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 04/14/27)	13,900	13,001,582
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 03/10/28)	20,020	18,743,801
COMM Mortgage Trust
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 01/10/29)	5,784	5,623,544

8	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-UBS2, Class A4, 3.69%, 03/10/47 (Call 03/10/24)	$4,160	$4,106,730
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 06/10/24)	12,887	12,566,299
Series 2015-CR24, Class A5, 3.70%, 08/10/48 (Call 06/10/26)	16,990	16,242,090
Series 2015-LC23, Class A2, 3.22%, 10/10/48	3,289	3,108,891
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 06/10/25)	9,650	9,276,662
Series 2016-CR28, Class A4, 3.76%, 02/10/49 (Call 01/10/26)	8,000	7,604,437
Series 2016-DC2, Class A5, 3.77%, 02/10/49 (Call 02/10/26)	4,000	3,801,750
Commission Mortgage Trust
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 07/15/24)	10,000	9,634,009
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 03/10/24)	9,700	9,538,545
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/29)	12,920	12,534,692
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 03/10/25)	3,000	2,861,003
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 02/10/25)	2,750	2,627,830
Series 2015-DC1, Class C, 4.30%, 02/10/48 (Call 02/10/25)(a)	3,000	2,600,237
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 01/10/26)	15,500	14,807,125
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 05/15/25)	10,000	9,511,698
Series 2015-C4, Class A4, 3.81%, 11/15/48 (Call 11/15/25)	17,519	16,700,833
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 11/15/26)	5,200	4,848,115
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28)(a)	27,000	25,288,965
Series 2019-C18, Class A4, 2.97%, 12/15/52 (Call 12/15/29)	10,000	8,675,351
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49 (Call 08/10/26)	1,000	917,798
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51 (Call 07/10/28)(a)	3,000	2,832,252
GS Mortgage Securities Trust
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 11/10/23)	10,000	9,917,203
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	18,397	17,910,860
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 09/10/24)	6,000	5,818,500
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	10,000	9,474,985
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 08/10/27)	13,000	11,872,951
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 03/10/28)(a)	3,000	2,818,620
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 02/10/29)	2,500	2,326,982

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 06/15/24)	$9,000	$8,773,484
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 03/15/26)	7,000	6,799,325
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 02/15/26)	9,660	9,394,999
Series 2014-C24, Class A5, 3.64%, 11/15/47 (Call 10/15/25)	16,995	16,367,516
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	3,800	3,580,640
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.07%, 07/15/46 (Call 06/15/28)(a)	8,166	7,815,976
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	5,000	4,742,029
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,850	1,765,760
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 08/15/25)	7,275	6,942,186
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	17,025	16,210,803
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 02/15/28)	16,420	15,477,724
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 02/15/28)	2,000	1,811,350
Series 2016-C32, Class A3, 3.46%, 12/15/49 (Call 01/15/27)	9,522	8,849,608
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48 (Call 12/15/25)	3,500	3,316,717
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 06/15/27)	12,000	11,112,659
Series 2018, Class A3, 4.14%, 10/15/51 (Call 10/15/28)	21,700	20,393,063
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 07/15/28)	700	656,042
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	7,660	6,884,504
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	720	630,184
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	20,000	16,929,703
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	10,430	8,490,722
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	18,150	17,056,939
Wells Fargo Commercial Mortgage Trust
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	4,600	3,708,897
Series 2014-LC16, Class A5, 3.82%, 08/15/50 (Call 06/15/24)	15,200	14,821,557
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 03/15/25)	8,500	8,105,412
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	5,000	4,774,023
Series 2015-SG1, Class A4, 3.79%, 09/15/48 (Call 08/15/25)	10,856	10,350,668
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	6,480	5,411,211

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 12/15/30)	$17,680	$14,197,835
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	5,200	4,306,163

		815,518,907

Total Collaterized Mortgage Obligations — 0.9% (Cost: $916,847,535)		815,518,907

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	1,888	1,514,686
3.38%, 03/01/41 (Call 09/01/40)	1,947	1,415,819
4.65%, 10/01/28 (Call 07/01/28)	1,326	1,273,093
4.75%, 03/30/30 (Call 12/30/29)	2,348	2,236,822
5.40%, 10/01/48 (Call 04/01/48)	1,795	1,697,388
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	2,372	1,972,555
2.60%, 08/01/31 (Call 05/01/31)	2,699	2,215,717
4.20%, 06/01/30 (Call 03/01/30)	2,621	2,448,093
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	6,205	5,912,620
3.65%, 11/01/24 (Call 08/01/24)	2,270	2,203,444
WPP Finance 2010, 3.75%, 09/19/24	3,071	2,976,321

		25,866,558

Aerospace & Defense — 0.4%
Boeing Co. (The)
2.20%, 02/04/26 (Call 03/31/23)	10,805	9,810,076
2.25%, 06/15/26 (Call 03/15/26)	4,094	3,693,975
2.60%, 10/30/25 (Call 07/30/25)	2,998	2,781,784
2.70%, 02/01/27 (Call 12/01/26)	6,995	6,338,519
2.75%, 02/01/26 (Call 01/01/26)	955	885,361
2.80%, 03/01/24 (Call 02/01/24)	2,342	2,277,595
2.80%, 03/01/27 (Call 12/01/26)	2,985	2,712,649
2.85%, 10/30/24 (Call 07/30/24)(b)	1,631	1,559,791
2.95%, 02/01/30 (Call 11/01/29)	5,694	4,857,665
3.10%, 05/01/26 (Call 03/01/26)	5,081	4,726,905
3.20%, 03/01/29 (Call 12/01/28)	3,666	3,226,153
3.25%, 02/01/28 (Call 12/01/27)	855	774,134
3.25%, 03/01/28 (Call 12/01/27)	2,994	2,723,253
3.25%, 02/01/35 (Call 11/01/34)	2,614	2,019,080
3.38%, 06/15/46 (Call 12/15/45)	1,278	848,081
3.45%, 11/01/28 (Call 08/01/28)	2,498	2,259,841
3.50%, 03/01/39 (Call 09/01/38)	2,009	1,485,876
3.55%, 03/01/38 (Call 09/01/37)	1,748	1,318,342
3.60%, 05/01/34 (Call 02/01/34)	2,856	2,313,446
3.63%, 02/01/31 (Call 11/01/30)	872	764,073
3.63%, 03/01/48 (Call 09/01/47)	1,543	1,054,887
3.65%, 03/01/47 (Call 09/01/46)	1,341	928,602
3.75%, 02/01/50 (Call 08/01/49)	4,798	3,398,375
3.83%, 03/01/59 (Call 09/01/58)	1,696	1,142,816
3.85%, 11/01/48 (Call 05/01/48)	1,804	1,283,979
3.90%, 05/01/49 (Call 11/01/48)	3,196	2,297,125
3.95%, 08/01/59 (Call 02/01/59)	3,828	2,647,866
4.88%, 05/01/25 (Call 04/01/25)	11,722	11,556,251
5.04%, 05/01/27 (Call 03/01/27)	7,229	7,120,926
5.15%, 05/01/30 (Call 02/01/30)	12,413	12,027,204
5.71%, 05/01/40 (Call 11/01/39)	7,602	7,280,131

Security	Par (000)	Value

Aerospace & Defense (continued)
5.81%, 05/01/50 (Call 11/01/49)	$18,931	$18,050,898
5.88%, 02/15/40	1,858	1,808,670
5.93%, 05/01/60 (Call 11/01/59)	11,425	10,749,097
6.13%, 02/15/33	1,488	1,519,531
6.63%, 02/15/38	1,509	1,573,253
6.88%, 03/15/39	2,096	2,243,286
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	2,480	2,195,222
2.13%, 08/15/26 (Call 05/15/26)	4,058	3,714,653
2.25%, 06/01/31 (Call 03/01/31)	1,575	1,312,133
2.38%, 11/15/24 (Call 09/15/24)	866	825,515
2.63%, 11/15/27 (Call 08/15/27)	2,409	2,186,505
2.85%, 06/01/41 (Call 12/01/40)	2,715	2,032,829
3.25%, 04/01/25 (Call 03/01/25)	3,379	3,255,126
3.50%, 05/15/25 (Call 03/15/25)	2,852	2,760,422
3.50%, 04/01/27 (Call 02/01/27)	877	831,896
3.60%, 11/15/42 (Call 05/14/42)(b)	753	622,061
3.63%, 04/01/30 (Call 01/01/30)	4,062	3,785,093
3.75%, 05/15/28 (Call 02/15/28)	3,898	3,704,815
4.25%, 04/01/40 (Call 10/01/39)	2,019	1,831,132
4.25%, 04/01/50 (Call 10/01/49)	3,115	2,777,303
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	955	900,068
4.95%, 08/15/25 (Call 05/15/25)	1,792	1,745,820
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	2,705	2,109,494
2.90%, 12/15/29 (Call 09/15/29)	2,696	2,319,989
3.83%, 04/27/25 (Call 01/27/25)	2,666	2,576,422
3.85%, 12/15/26 (Call 09/15/26)	3,987	3,803,120
3.95%, 05/28/24 (Call 02/28/24)	1,430	1,400,899
4.40%, 06/15/28 (Call 03/15/28)	6,772	6,517,828
4.85%, 04/27/35 (Call 10/27/34)	1,466	1,392,817
5.05%, 04/27/45 (Call 10/27/44)	1,050	972,185
6.15%, 12/15/40	1,705	1,785,953
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	1,875	1,533,450
2.80%, 06/15/50 (Call 12/15/49)	3,675	2,534,096
3.55%, 01/15/26 (Call 10/15/25)	3,793	3,664,948
3.60%, 03/01/35 (Call 09/01/34)	1,958	1,728,914
3.80%, 03/01/45 (Call 09/01/44)	4,305	3,553,347
3.90%, 06/15/32 (Call 03/15/32)	2,730	2,532,348
4.07%, 12/15/42	2,203	1,923,814
4.09%, 09/15/52 (Call 03/15/52)	5,826	5,007,330
4.15%, 06/15/53 (Call 12/15/52)	4,355	3,736,329
4.30%, 06/15/62 (Call 12/15/61)	3,485	3,021,042
4.50%, 05/15/36 (Call 11/15/35)	1,875	1,788,131
4.70%, 05/15/46 (Call 11/15/45)	4,119	3,887,059
4.95%, 10/15/25 (Call 09/15/25)	880	881,954
5.10%, 11/15/27 (Call 10/15/27)	3,225	3,267,860
5.25%, 01/15/33 (Call 10/15/32)	4,080	4,182,938
5.70%, 11/15/54 (Call 05/15/54)	1,780	1,927,882
5.72%, 06/01/40	1,082	1,149,181
5.90%, 11/15/63 (Call 05/15/63)	1,450	1,604,889
Series B, 6.15%, 09/01/36	1,900	2,070,354
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	6,254	5,987,705
3.20%, 02/01/27 (Call 11/01/26)	2,806	2,637,331
3.25%, 01/15/28 (Call 10/15/27)	8,158	7,535,626
3.85%, 04/15/45 (Call 10/15/44)	1,694	1,345,459
4.03%, 10/15/47 (Call 04/15/47)	7,946	6,567,766

10	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.40%, 05/01/30 (Call 02/01/30)	$787	$751,727
4.70%, 03/15/33 (Call 12/15/32)	3,350	3,230,103
4.75%, 06/01/43	3,294	3,014,306
4.95%, 03/15/53 (Call 09/15/52)	2,360	2,224,064
5.05%, 11/15/40	1,238	1,187,032
5.15%, 05/01/40 (Call 11/01/39)	2,185	2,120,062
5.25%, 05/01/50 (Call 11/01/49)	3,728	3,677,187
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	3,486	2,724,971
2.25%, 07/01/30 (Call 04/01/30)	3,930	3,254,433
2.38%, 03/15/32 (Call 12/15/31)	3,827	3,084,103
2.65%, 11/01/26 (Call 08/01/26)	1,925	1,771,982
2.82%, 09/01/51 (Call 03/01/51)	2,769	1,820,119
3.03%, 03/15/52 (Call 09/15/51)	5,620	3,882,240
3.13%, 05/04/27 (Call 02/04/27)	4,731	4,384,880
3.13%, 07/01/50 (Call 01/01/50)	4,050	2,849,539
3.20%, 03/15/24 (Call 01/15/24)	3,965	3,883,797
3.50%, 03/15/27 (Call 12/15/26)	5,215	4,935,424
3.75%, 11/01/46 (Call 05/01/46)	4,504	3,544,243
3.95%, 08/16/25 (Call 06/16/25)	6,561	6,373,815
4.05%, 05/04/47 (Call 11/04/46)	2,988	2,474,632
4.13%, 11/16/28 (Call 08/16/28)	8,224	7,831,140
4.15%, 05/15/45 (Call 11/16/44)	3,080	2,567,950
4.35%, 04/15/47 (Call 10/15/46)	3,488	3,027,514
4.45%, 11/16/38 (Call 05/16/38)	3,800	3,433,224
4.50%, 06/01/42	13,327	11,978,841
4.63%, 11/16/48 (Call 05/16/48)	6,248	5,677,308
4.70%, 12/15/41	2,380	2,183,388
4.80%, 12/15/43 (Call 06/15/43)	2,002	1,831,930
4.88%, 10/15/40	959	896,588
5.00%, 02/27/26 (Call 01/27/26)	1,820	1,817,252
5.15%, 02/27/33 (Call 11/27/32)	3,880	3,859,708
5.38%, 02/27/53 (Call 08/27/52)	2,895	2,908,317
5.40%, 05/01/35	55	54,933
5.70%, 04/15/40	280	286,880
6.05%, 06/01/36	115	120,935
6.13%, 07/15/38	375	398,978
7.20%, 08/15/27	1,888	2,068,644
7.50%, 09/15/29	298	337,002

		387,957,740

Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	3,745	3,511,462
2.45%, 02/04/32 (Call 11/04/31)	6,695	5,052,114
2.63%, 09/16/26 (Call 06/16/26)(b)	3,345	3,069,941
3.40%, 05/06/30 (Call 02/06/30)	2,839	2,444,634
3.40%, 02/04/41 (Call 08/04/40)	5,577	3,735,865
3.70%, 02/04/51 (Call 08/04/50)	5,112	3,242,899
3.88%, 09/16/46 (Call 03/16/46)	5,167	3,455,018
4.00%, 02/04/61 (Call 08/04/60)	3,315	2,188,762
4.25%, 08/09/42	3,759	2,812,183
4.40%, 02/14/26 (Call 12/14/25)(b)	3,911	3,828,634
4.45%, 05/06/50 (Call 11/06/49)	2,243	1,590,265
4.50%, 05/02/43	3,318	2,518,893
4.80%, 02/14/29 (Call 11/14/28)(b)	3,859	3,702,093
5.38%, 01/31/44(b)	6,427	5,596,824
5.80%, 02/14/39 (Call 08/14/38)	7,692	7,076,794
5.95%, 02/14/49 (Call 08/14/48)	6,822	6,104,871
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,735	5,280,100

Security	Par (000)	Value

Agriculture (continued)
2.70%, 09/15/51 (Call 03/15/51)	$1,130	$753,800
2.90%, 03/01/32 (Call 12/01/31)	2,445	2,105,292
3.25%, 03/27/30 (Call 12/27/29)	2,846	2,561,201
3.75%, 09/15/47 (Call 03/15/47)	1,529	1,257,419
4.02%, 04/16/43	842	719,135
4.50%, 03/15/49 (Call 09/15/48)	3,564	3,256,427
4.54%, 03/26/42	1,252	1,146,907
5.38%, 09/15/35	616	633,026
5.94%, 10/01/32	572	611,434
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	2,145	1,798,111
2.73%, 03/25/31 (Call 12/25/30)	4,103	3,202,802
2.79%, 09/06/24 (Call 08/06/24)	4,048	3,878,591
3.22%, 08/15/24 (Call 06/15/24)	8,962	8,639,278
3.22%, 09/06/26 (Call 07/06/26)	6,418	5,916,690
3.46%, 09/06/29 (Call 06/06/29)	2,397	2,054,037
3.56%, 08/15/27 (Call 05/15/27)	11,497	10,477,446
3.73%, 09/25/40 (Call 03/25/40)	1,918	1,311,663
3.98%, 09/25/50 (Call 03/25/50)	2,466	1,625,094
4.39%, 08/15/37 (Call 02/15/37)	8,829	6,850,333
4.54%, 08/15/47 (Call 02/15/47)	9,826	7,047,993
4.70%, 04/02/27 (Call 02/02/27)	3,139	3,035,476
4.74%, 03/16/32 (Call 12/16/31)	3,425	3,058,867
4.76%, 09/06/49 (Call 03/06/49)	4,048	3,001,430
4.91%, 04/02/30 (Call 01/02/30)	3,473	3,207,941
5.28%, 04/02/50 (Call 02/02/49)	2,267	1,802,288
5.65%, 03/16/52 (Call 09/16/51)	2,495	2,096,324
7.75%, 10/19/32 (Call 07/19/32)	2,460	2,641,228
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	3,808	3,383,484
4.45%, 03/16/28 (Call 02/16/28)	4,065	3,800,287
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	3,370	3,073,575
2.75%, 05/14/31 (Call 02/14/31)	4,350	3,577,440
3.25%, 08/15/26 (Call 05/15/26)	3,843	3,578,794
3.75%, 09/25/27 (Call 06/25/27)	2,896	2,721,690
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,369	2,073,064
1.50%, 05/01/25 (Call 04/01/25)	3,474	3,214,701
1.75%, 11/01/30 (Call 08/01/30)	2,188	1,695,547
2.10%, 05/01/30 (Call 02/01/30)	2,173	1,757,501
2.75%, 02/25/26 (Call 11/25/25)	4,345	4,049,888
2.88%, 05/01/24 (Call 04/01/24)	4,023	3,906,373
3.13%, 08/17/27 (Call 05/17/27)	2,440	2,261,319
3.13%, 03/02/28 (Call 12/02/27)(b)	2,741	2,505,850
3.25%, 11/10/24	3,537	3,427,211
3.38%, 08/11/25 (Call 05/11/25)	2,643	2,534,743
3.38%, 08/15/29 (Call 05/15/29)	2,976	2,674,650
3.88%, 08/21/42	3,921	2,983,175
4.13%, 03/04/43	1,844	1,455,525
4.25%, 11/10/44	2,208	1,759,577
4.38%, 11/15/41	3,782	3,131,269
4.50%, 03/20/42	5,245	4,375,117
4.88%, 02/13/26	3,285	3,247,978
4.88%, 02/15/28 (Call 01/15/28)	3,285	3,216,573
4.88%, 11/15/43	3,840	3,347,136
5.00%, 11/17/25	3,775	3,754,502
5.13%, 11/15/24	4,075	4,063,142
5.13%, 11/17/27 (Call 10/17/27)	4,640	4,621,115
5.13%, 02/15/30 (Call 12/15/29)	3,285	3,215,358

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
5.38%, 02/15/33 (Call 11/15/32)	$3,455	$3,397,163
5.63%, 11/17/29 (Call 09/17/29)	4,165	4,221,394
5.75%, 11/17/32 (Call 08/17/32)	2,501	2,529,111
6.38%, 05/16/38	4,238	4,471,048
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	9,170	8,925,344
5.70%, 08/15/35 (Call 02/15/35)	2,894	2,632,122
5.85%, 08/15/45 (Call 02/12/45)	7,023	6,034,934
6.15%, 09/15/43	2,756	2,520,638
7.25%, 06/15/37	1,745	1,839,893

		275,879,816

Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	1,516	1,382,079
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, Class AA, 3.58%, 07/15/29	1,284	1,176,792
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	1,544	1,379,390
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30	763	675,184
American Airlines 2017-1 Class AA Pass Through Trust, Series 2017-1, Class AA, 3.65%, 02/15/29	2,007	1,823,514
American Airlines 2017-2 Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	1,485	1,319,878
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	2,230	1,933,499
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	4,686	3,851,109
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	1,516	1,471,885
Delta Air Lines Pass Through Trust
Series 2019-1, Class AA, 3.20%, 10/25/25	590	575,150
Series 2020, Class AA, 2.00%, 12/10/29	5,243	4,590,567
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(b)	2,587	2,371,993
Series 2019-1, Class AA, 2.75%, 11/15/33	1,640	1,382,318
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	1,333	1,109,829
3.00%, 11/15/26 (Call 08/15/26)	1,880	1,730,897
3.45%, 11/16/27 (Call 08/16/27)	1,683	1,547,518
5.13%, 06/15/27 (Call 04/15/27)	7,730	7,620,002
5.25%, 05/04/25 (Call 04/04/25)	6,854	6,824,185
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	1,504	1,474,236
Series 2013-1, Class A, 4.30%, 02/15/27	1,388	1,326,660
Series 2014-1, Class A, 4.00%, 10/11/27	3,112	2,908,260
Series 2014-2, Class A, 3.75%, 03/03/28	3,089	2,891,719
Series 2016-1, Class AA, 3.10%, 01/07/30	2,694	2,426,946
Series 2016-2, Class AA, 2.88%, 04/07/30	2,211	1,968,805
Series 2018-1, Class AA, 3.50%, 09/01/31	2,872	2,577,736
Series 2019, Class AA, 4.15%, 02/25/33	769	701,731
Series 2019-2, Class AA, 2.70%, 11/01/33(b)	2,858	2,401,549
Series 2020-1, Class A, 5.88%, 04/15/29	4,541	4,503,002
Series 2020-1, Class B, 4.88%, 07/15/27	2,756	2,662,445

		68,608,878

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	2,228	2,051,208
2.40%, 03/27/25 (Call 02/27/25)	6,601	6,298,872

Security	Par (000)	Value

Apparel (continued)
2.75%, 03/27/27 (Call 01/27/27)	$6,973	$6,468,504
2.85%, 03/27/30 (Call 12/27/29)	6,425	5,716,451
3.25%, 03/27/40 (Call 09/27/39)(b)	2,470	1,989,165
3.38%, 11/01/46 (Call 05/01/46)	4,365	3,361,617
3.38%, 03/27/50 (Call 09/27/49)	3,517	2,736,402
3.63%, 05/01/43 (Call 11/01/42)	1,244	1,019,433
3.88%, 11/01/45 (Call 05/01/45)(b)	4,423	3,792,678
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,823	2,756,575
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	2,084	1,821,187
3.75%, 09/15/25 (Call 07/15/25)	3,765	3,627,314
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	1,693	1,345,410
4.13%, 07/15/27 (Call 04/15/27)(b)	581	548,656
4.25%, 04/01/25 (Call 01/01/25)	90	87,802
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	4,304	4,032,289
2.80%, 04/23/27 (Call 02/23/27)(b)	3,314	3,002,815
2.95%, 04/23/30 (Call 01/23/30)	3,644	3,009,434

		53,665,812

Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.55%, 07/12/24	447	419,223
0.75%, 08/09/24	1,280	1,201,050
1.00%, 09/10/25	669	603,819
1.20%, 07/08/25	946	862,430
1.30%, 09/09/26	3,815	3,352,126
1.50%, 01/13/25	3,415	3,195,313
1.80%, 01/13/31	1,387	1,108,671
2.00%, 03/24/28	1,920	1,660,858
2.15%, 09/10/24	2,718	2,593,706
2.25%, 01/12/29	3,260	2,797,569
2.30%, 09/09/26	2,856	2,603,187
2.35%, 01/08/27	1,826	1,662,281
2.40%, 06/27/24	3,785	3,643,895
3.50%, 02/15/28(b)	3,346	3,130,283
4.70%, 01/12/28	1,260	1,242,410
4.75%, 01/12/26	695	689,315
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,245	2,026,337
1.50%, 09/01/30 (Call 06/01/30)	1,774	1,406,232
2.60%, 09/01/50 (Call 03/01/50)(b)	4,005	2,526,514
4.88%, 10/01/43 (Call 04/01/43)	1,346	1,287,341
General Motors Co.
4.00%, 04/01/25	2,399	2,326,646
4.20%, 10/01/27 (Call 07/01/27)	3,053	2,886,734
5.00%, 10/01/28 (Call 07/01/28)	3,275	3,171,281
5.00%, 04/01/35	3,188	2,830,498
5.15%, 04/01/38 (Call 10/01/37)	4,210	3,637,145
5.20%, 04/01/45	5,032	4,150,243
5.40%, 10/15/29 (Call 08/15/29)	2,175	2,092,002
5.40%, 04/01/48 (Call 10/01/47)	3,686	3,069,516
5.60%, 10/15/32 (Call 07/15/32)(b)	4,440	4,221,552
5.95%, 04/01/49 (Call 10/01/48)	3,812	3,430,686
6.13%, 10/01/25 (Call 09/01/25)	7,801	7,886,499
6.25%, 10/02/43	2,940	2,766,952
6.60%, 04/01/36 (Call 10/01/35)	4,755	4,753,859
6.75%, 04/01/46 (Call 10/01/45)	3,417	3,369,025
6.80%, 10/01/27 (Call 08/01/27)	3,746	3,908,539

12	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
1.05%, 03/08/24	$3,004	$2,868,820
1.20%, 10/15/24	3,560	3,309,768
1.25%, 01/08/26 (Call 12/08/25)	1,905	1,685,011
1.50%, 06/10/26 (Call 05/10/26)	5,155	4,501,037
2.35%, 02/26/27 (Call 01/26/27)	4,050	3,579,957
2.35%, 01/08/31 (Call 10/08/30)	1,785	1,371,273
2.40%, 04/10/28 (Call 02/10/28)	3,235	2,755,702
2.40%, 10/15/28 (Call 08/15/28)	4,330	3,623,431
2.70%, 08/20/27 (Call 06/20/27)	1,559	1,373,728
2.70%, 06/10/31 (Call 03/10/31)	5,305	4,151,322
2.75%, 06/20/25 (Call 05/20/25)	5,514	5,173,014
2.90%, 02/26/25 (Call 01/26/25)	6,111	5,788,828
3.10%, 01/12/32 (Call 10/12/31)	2,260	1,798,666
3.50%, 11/07/24 (Call 09/07/24)	4,382	4,229,506
3.60%, 06/21/30 (Call 03/21/30)	2,091	1,791,966
3.80%, 04/07/25	200	192,390
3.85%, 01/05/28 (Call 10/05/27)	1,894	1,733,105
3.95%, 04/13/24 (Call 02/13/24)	3,243	3,180,961
4.00%, 01/15/25 (Call 10/15/24)	2,900	2,812,333
4.00%, 10/06/26 (Call 07/06/26)	3,556	3,372,013
4.30%, 07/13/25 (Call 04/13/25)	2,968	2,881,631
4.30%, 04/06/29 (Call 02/06/29)	535	487,685
4.35%, 04/09/25 (Call 02/09/25)	2,887	2,803,652
4.35%, 01/17/27 (Call 10/17/26)	5,204	4,971,537
5.00%, 04/09/27 (Call 03/09/27)	4,780	4,661,169
5.25%, 03/01/26 (Call 12/01/25)	4,910	4,853,830
5.65%, 01/17/29 (Call 10/17/28)	2,149	2,105,590
6.00%, 01/09/28 (Call 12/09/27)	3,375	3,396,465
6.05%, 10/10/25	3,025	3,050,138
6.40%, 01/09/33 (Call 10/09/32)(b)	3,293	3,305,415
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,000	944,350
2.53%, 03/10/27 (Call 02/10/27)	930	854,093
2.97%, 03/10/32 (Call 12/10/31)	3,620	3,141,074
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	5,899	7,298,125
PACCAR Financial Corp.
0.50%, 08/09/24	619	578,183
0.90%, 11/08/24	195	182,118
1.10%, 05/11/26	2,229	1,978,616
1.80%, 02/06/25	1,036	972,669
2.00%, 02/04/27	1,205	1,085,090
2.15%, 08/15/24	1,688	1,614,032
2.85%, 04/07/25	25	23,901
3.15%, 06/13/24	910	886,850
3.55%, 08/11/25	1,703	1,647,278
4.60%, 01/10/28	1,405	1,392,580
4.95%, 10/03/25	1,790	1,787,404
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	4,675	4,456,210
1.34%, 03/25/26 (Call 02/25/26)	3,030	2,718,183
2.36%, 07/02/24	2,607	2,508,273
2.36%, 03/25/31 (Call 12/25/30)(b)	1,295	1,093,822
2.76%, 07/02/29	1,098	975,386
3.67%, 07/20/28	1,790	1,700,769
Toyota Motor Credit Corp.
0.50%, 06/18/24	5,790	5,449,664
0.63%, 09/13/24	3,720	3,473,587
0.80%, 10/16/25	765	685,998

Security	Par (000)	Value

Auto Manufacturers (continued)
0.80%, 01/09/26	$415	$369,645
1.13%, 06/18/26	7,529	6,648,935
1.15%, 08/13/27	1,978	1,682,823
1.45%, 01/13/25	2,830	2,648,993
1.65%, 01/10/31	1,746	1,387,214
1.80%, 02/13/25	3,318	3,111,156
1.90%, 01/13/27	2,915	2,605,135
1.90%, 04/06/28	3,124	2,714,069
1.90%, 09/12/31	4,160	3,329,290
2.00%, 10/07/24	1,983	1,887,162
2.15%, 02/13/30	4,015	3,418,933
2.40%, 01/13/32	635	525,558
2.50%, 03/22/24	50	48,575
2.90%, 04/17/24	1,972	1,920,945
3.00%, 04/01/25	6,973	6,673,649
3.05%, 03/22/27	6,135	5,710,151
3.05%, 01/11/28	2,755	2,535,234
3.20%, 01/11/27	4,752	4,464,504
3.38%, 04/01/30	2,219	2,029,764
3.40%, 04/14/25	3,600	3,473,496
3.65%, 08/18/25	3,445	3,326,768
3.65%, 01/08/29	2,105	1,976,932
3.95%, 06/30/25	3,615	3,526,360
4.40%, 09/20/24	1,570	1,552,589
4.45%, 06/29/29	3,235	3,163,830
4.55%, 09/20/27	1,230	1,210,332
4.63%, 01/12/28	1,995	1,969,344
4.70%, 01/12/33	1,715	1,681,780
4.80%, 01/10/25	1,780	1,770,602
5.40%, 11/10/25	3,155	3,186,487
5.45%, 11/10/27	3,795	3,875,947

		316,198,137

Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	5,515	3,320,967
4.35%, 03/15/29 (Call 12/15/28)	1,000	945,490
4.40%, 10/01/46 (Call 04/01/46)	1,202	908,724
5.40%, 03/15/49 (Call 09/15/48)	1,387	1,205,275
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 03/31/23)	1,000	942,450
3.25%, 03/01/32 (Call 12/01/31)	3,375	2,814,210
4.15%, 05/01/52 (Call 11/01/51)	3,520	2,575,866
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	4,098	3,679,430
3.38%, 03/15/25 (Call 12/15/24)	744	713,302
4.38%, 03/15/45 (Call 09/15/44)	2,010	1,562,775
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	1,525	1,156,179
3.50%, 05/30/30 (Call 02/28/30)	1,950	1,667,620
3.55%, 01/15/52 (Call 07/15/51)	1,060	662,087
3.80%, 09/15/27 (Call 06/15/27)	1,684	1,573,041
4.25%, 05/15/29 (Call 02/15/29)	2,115	1,935,204
5.25%, 05/15/49 (Call 11/15/48)	1,525	1,287,878
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,083	899,659
3.63%, 06/15/24 (Call 03/15/24)	4,500	4,392,495
4.15%, 10/01/25 (Call 07/01/25)	2,754	2,667,690

		34,910,342

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks — 5.7%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	$3,174	$3,055,134
5.09%, 12/08/25	1,050	1,046,672
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	3,540	3,171,557
5.86%, 09/14/26 (Call 09/14/25), (1 year CMT + 2.300%)(a)	4,030	4,002,677
6.13%, 09/14/28 (Call 09/14/27), (1 year CMT + 2.700%)(a)	200	202,440
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1 year CMT + 0.900%)(a)	3,713	3,202,462
1.85%, 03/25/26	5,264	4,674,695
2.71%, 06/27/24	7,880	7,593,168
2.75%, 05/28/25	7,974	7,484,237
2.75%, 12/03/30	2,378	1,851,725
2.96%, 03/25/31	3,580	2,918,309
3.23%, 11/22/32 (Call 08/22/31), (1 year CMT + 1.600%)(a)	3,930	3,033,646
3.31%, 06/27/29	4,737	4,193,335
3.49%, 05/28/30	4,423	3,808,247
3.50%, 03/24/25	635	610,883
3.80%, 02/23/28	2,334	2,141,492
3.89%, 05/24/24	4,475	4,380,533
4.18%, 03/24/28 (Call 03/24/27), (1 year CMT + 2.000%)(a)	4,938	4,611,697
4.25%, 04/11/27	5,823	5,521,136
4.38%, 04/12/28	2,959	2,780,395
5.15%, 08/18/25	1,625	1,602,640
5.18%, 11/19/25	6,286	6,196,487
5.29%, 08/18/27	4,423	4,334,053
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (1 day SOFR + 0.690%)(a)	9,303	8,794,498
0.98%, 09/25/25 (Call 09/25/24), (1 day SOFR + 0.910%)(a)	3,013	2,795,793
1.20%, 10/24/26 (Call 10/24/25), (1 day SOFR + 1.010%)(a)	9,993	8,901,265
1.32%, 06/19/26 (Call 06/19/25), (1 day SOFR + 1.150%)(a)	10,308	9,348,944
1.53%, 12/06/25 (Call 12/06/24), (1 day SOFR + 0.650%)(a)	7,064	6,562,809
1.73%, 07/22/27 (Call 07/22/26), (1 day SOFR + 0.960%)(a)	18,348	16,166,239
1.90%, 07/23/31 (Call 07/23/30), (1 day SOFR + 1.530%)(a)	4,145	3,224,893
1.92%, 10/24/31 (Call 10/24/30), (1 day SOFR + 1.370%)(a)	11,376	8,824,249
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	5,129	4,778,176
2.09%, 06/14/29 (Call 06/14/28), (1 day SOFR + 1.060%)(a)	7,200	6,058,440
2.30%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.220%)(a)	9,125	7,137,210
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	9,496	9,010,564
2.48%, 09/21/36 (Call 09/21/31), (5 year CMT + 1.200%)(a)	10,385	7,777,846
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	13,340	10,979,354

Security	Par (000)	Value

Banks (continued)
2.55%, 02/04/28 (Call 02/04/27), (1 day SOFR + 1.050%)(a)	$10,190	$9,113,121
2.57%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.210%)(a)	10,020	7,982,132
2.59%, 04/29/31 (Call 04/29/30), (1 day SOFR + 2.150%)(a)	13,144	10,856,813
2.68%, 06/19/41 (Call 06/19/40), (1 day SOFR + 1.930%)(a)	16,227	11,140,971
2.69%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.320%)(a)	14,429	11,702,785
2.83%, 10/24/51 (Call 10/24/50), (1 day SOFR + 1.880%)(a)	3,509	2,245,304
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	8,268	7,004,236
2.97%, 02/04/33 (Call 02/04/32), (1 day SOFR + 1.330%)(a)	15,210	12,449,233
2.97%, 07/21/52 (Call 07/21/51), (1 day SOFR + 1.560%)(a)	6,000	3,920,640
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	5,649	5,424,678
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	10,129	8,792,985
3.25%, 10/21/27 (Call 10/21/26)	10,960	10,097,338
3.31%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.580%)(a)	12,290	9,155,681
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	6,064	5,804,036
3.38%, 04/02/26 (Call 04/02/25), (1 day SOFR + 1.330%)(a)	7,300	6,982,815
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	18,327	16,727,236
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	7,254	7,090,205
3.50%, 04/19/26	11,726	11,200,206
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	8,637	8,118,953
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	8,666	8,000,625
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	8,829	8,215,473
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	10,898	10,243,684
3.84%, 04/25/25 (Call 04/27/24), (1 day SOFR + 1.110%)(a)	6,510	6,374,917
3.85%, 03/08/37 (Call 03/08/32), (5 year CMT + 2.000%)(a)	1,065	898,146
3.88%, 08/01/25	2,108	2,046,994
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(a)	4,350	3,459,076
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	9,395	8,713,769
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	10,038	9,186,978
4.00%, 04/01/24	6,558	6,461,335
4.00%, 01/22/25	10,185	9,924,162
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(a)	5,564	4,665,803
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(a)	17,598	14,149,496
4.20%, 08/26/24	8,992	8,821,692

14	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	$7,858	$6,798,820
4.25%, 10/22/26	8,998	8,647,438
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	11,584	10,877,144
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	10,196	8,551,589
4.38%, 04/27/28 (Call 04/27/27), (1 day SOFR + 1.580%)(a)	5,536	5,291,198
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	7,856	6,780,042
4.45%, 03/03/26	7,486	7,280,584
4.57%, 04/27/33 (Call 04/27/32), (1 day SOFR + 1.830%)(a)	9,775	9,084,298
4.83%, 07/22/26 (Call 07/22/25), (1 day SOFR + 1.750%)(a)	10,035	9,875,042
4.88%, 04/01/44	1,698	1,566,897
4.95%, 07/22/28 (Call 07/22/27), (1 day SOFR + 2.040%)(a)	9,315	9,113,796
5.00%, 01/21/44	7,005	6,642,561
5.02%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.160%)(a)	15,170	14,593,995
5.08%, 01/20/27 (Call 01/20/26)	10,525	10,409,014
5.88%, 02/07/42	6,182	6,450,546
6.11%, 01/29/37	8,287	8,519,367
6.20%, 11/10/28 (Call 11/10/27), (1 day SOFR + 1.999%)(a)	7,419	7,626,955
6.22%, 09/15/26	2,379	2,451,488
7.75%, 05/14/38	6,389	7,526,561
Series L, 3.95%, 04/21/25	11,446	11,099,758
Series L, 4.18%, 11/25/27 (Call 11/25/26)	9,271	8,834,614
Series L, 4.75%, 04/21/45	2,587	2,350,186
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1 day SOFR + 0.910%)(a)	11,060	9,856,340
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1 day SOFR + 1.220%)(a)	10,435	8,491,168
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1 day SOFR + 1.650%)(a)	4,530	3,325,881
Bank of America NA, 6.00%, 10/15/36	5,778	5,971,505
Bank of Montreal
0.63%, 07/09/24	2,796	2,623,375
0.95%, 01/22/27 (Call 01/22/26), (1 day SOFR + 0.603%)(a)	2,090	1,840,433
1.25%, 09/15/26	7,436	6,493,264
1.50%, 01/10/25	2,175	2,026,665
1.85%, 05/01/25	6,682	6,213,926
2.15%, 03/08/24	3,710	3,590,093
2.50%, 06/28/24	1,643	1,581,010
2.65%, 03/08/27	4,080	3,719,573
3.09%, 01/10/37 (Call 01/10/32), (5 year CMT + 1.400%)(a)	3,460	2,715,270
3.70%, 06/07/25	550	531,795
3.80%, 12/15/32 (Call 12/15/27), (5 year USD Swap + 1.432%)(a)	5,361	4,793,431
5.20%, 12/12/24	150	149,619
5.20%, 02/01/28 (Call 01/01/28)	7,630	7,594,826
Series H, 4.25%, 09/14/24	348	341,931
Series H, 4.70%, 09/14/27 (Call 08/14/27)	1,500	1,467,345
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	3,091	2,925,477

Security	Par (000)	Value

Banks (continued)
0.75%, 01/28/26 (Call 12/28/25)	$466	$413,239
1.05%, 10/15/26 (Call 09/15/26)	1,981	1,721,608
1.60%, 04/24/25 (Call 03/24/25)	2,196	2,035,450
1.65%, 07/14/28 (Call 05/14/28)	2,275	1,947,195
1.65%, 01/28/31 (Call 10/28/30)	952	749,148
1.80%, 07/28/31 (Call 04/28/31)	2,000	1,561,100
2.05%, 01/26/27 (Call 12/26/26)	2,535	2,273,819
2.10%, 10/24/24	4,083	3,885,914
2.45%, 08/17/26 (Call 05/17/26)	3,006	2,758,095
2.50%, 01/26/32 (Call 10/26/31)	1,845	1,505,262
2.80%, 05/04/26 (Call 02/04/26)	3,627	3,385,768
3.00%, 10/30/28 (Call 07/30/28)	2,172	1,939,574
3.25%, 09/11/24 (Call 08/11/24)	2,597	2,520,804
3.25%, 05/16/27 (Call 02/16/27)	3,627	3,398,753
3.30%, 08/23/29 (Call 05/23/29)	2,444	2,183,201
3.35%, 04/25/25 (Call 03/25/25)	3,830	3,688,558
3.40%, 05/15/24 (Call 04/15/24)	2,792	2,731,190
3.40%, 01/29/28 (Call 10/29/27)	3,474	3,219,182
3.43%, 06/13/25 (Call 06/13/24), (1 day SOFR + 0.565%)(a)	2,150	2,096,530
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	3,281	3,085,026
3.85%, 04/28/28	3,425	3,249,297
3.85%, 04/26/29 (Call 02/26/29)	1,590	1,488,113
3.95%, 11/18/25 (Call 10/18/25)	2,544	2,467,782
3.99%, 06/13/28 (Call 06/13/27), (1 day SOFR + 1.151%)(a)	2,637	2,526,958
4.29%, 06/13/33 (Call 06/13/32), (1 day SOFR + 1.418%)(a)	1,857	1,726,954
4.41%, 07/24/26 (Call 07/24/25), (1 day SOFR + 1.345%)(a)	1,928	1,889,112
4.54%, 02/01/29 (Call 02/01/28)	3,150	3,058,870
4.60%, 07/26/30 (Call 07/26/29), (1 day SOFR + 1.755%)(a)	1,505	1,452,295
4.71%, 02/01/34 (Call 02/01/33)	2,745	2,637,012
5.22%, 11/21/25 (Call 11/21/24), (1 day SOFR + 0.800%)(a)	2,735	2,724,880
5.80%, 10/25/28 (Call 10/25/27), (1 day SOFR + 1.802%)(a)	1,850	1,895,029
5.83%, 10/25/33 (Call 10/25/32), (1 day SOFR + 2.074%)(a)	3,660	3,811,304
Series G, 3.00%, 02/24/25 (Call 01/24/25)	3,646	3,496,952
Series J, 0.85%, 10/25/24 (Call 09/25/24)	2,327	2,170,812
Series J, 1.90%, 01/25/29 (Call 11/25/28)	2,078	1,738,954
Bank of Nova Scotia (The)
0.65%, 07/31/24	4,580	4,284,773
0.70%, 04/15/24	1,591	1,509,604
1.05%, 03/02/26	3,300	2,907,861
1.30%, 06/11/25(b)	4,252	3,883,437
1.30%, 09/15/26	3,860	3,358,316
1.35%, 06/24/26	3,465	3,051,764
1.45%, 01/10/25	5,625	5,238,900
1.95%, 02/02/27	3,475	3,094,209
2.15%, 08/01/31	876	695,964
2.20%, 02/03/25	5,279	4,976,777
2.44%, 03/11/24	30	29,135
2.45%, 02/02/32	2,650	2,134,442
2.70%, 08/03/26	5,106	4,685,674
2.95%, 03/11/27	1,785	1,638,826
3.45%, 04/11/25	4,180	4,018,986

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 12/16/25	$5,237	$5,076,434
4.59%, 05/04/37 (Call 02/04/32), (5 year CMT + 2.050%)(a)	4,665	4,085,327
4.75%, 02/02/26	1,015	998,476
4.85%, 02/01/30	3,270	3,172,456
5.25%, 12/06/24	1,925	1,920,303
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3 mo. SOFR + 2.090%)(a)	1,440	1,231,258
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	2,011	1,964,646
5.13%, 06/11/30 (Call 03/11/30)	1,209	1,144,198
Barclays Bank PLC, 3.75%, 05/15/24	705	689,589
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1 year CMT + 1.050%)(a)	6,836	6,018,141
2.65%, 06/24/31 (Call 06/24/30), (1 year CMT + 1.900%)(a)	3,234	2,576,625
2.67%, 03/10/32 (Call 03/10/31), (1 year CMT + 1.200%)(a)	1,535	1,196,425
2.85%, 05/07/26 (Call 05/07/25), (1 day SOFR + 2.714%)(a)	4,573	4,283,941
2.89%, 11/24/32 (Call 11/24/31), (1 year CMT + 1.300%)(a)	4,213	3,279,062
3.33%, 11/24/42 (Call 11/24/41), (1 year CMT + 1.300%)(a)	4,710	3,377,211
3.56%, 09/23/35 (Call 09/23/30), (5 year CMT + 2.900%)(a)	4,295	3,436,945
3.65%, 03/16/25	8,978	8,619,778
3.81%, 03/10/42 (Call 03/10/41), (1 year CMT + 1.700%)(a)	673	488,228
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	7,532	7,333,908
4.34%, 01/10/28 (Call 01/10/27)	4,725	4,412,158
4.38%, 09/11/24	5,338	5,207,219
4.38%, 01/12/26	9,322	9,009,060
4.84%, 05/09/28 (Call 05/07/27)	7,293	6,831,280
4.95%, 01/10/47	6,225	5,565,959
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	6,145	5,845,370
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	4,983	4,614,956
5.20%, 05/12/26	7,208	7,017,348
5.25%, 08/17/45	6,115	5,688,418
5.30%, 08/09/26 (Call 08/09/25), (1 year CMT + 2.300%)(a)	4,845	4,751,346
5.50%, 08/09/28 (Call 08/09/27), (1 year CMT + 2.650%)(a)	6,250	6,121,937
5.75%, 08/09/33 (Call 08/09/32), (1 year CMT + 3.000%)(a)	2,500	2,413,275
7.33%, 11/02/26 (Call 11/02/25), (1 year CMT + 3.050%)(a)	2,584	2,672,269
7.39%, 11/02/28 (Call 11/02/27), (1 year CMT + 3.300%)(a)	2,025	2,129,308
7.44%, 11/02/33 (Call 11/02/32), (1 year CMT + 3.500%)(a)	5,950	6,417,432
BNP Paribas SA, 4.25%, 10/15/24	4,386	4,284,727
BPCE SA
3.38%, 12/02/26	2,622	2,444,700
4.00%, 04/15/24	3,332	3,279,488

Security	Par (000)	Value

Banks (continued)
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	$625	$598,494
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	3,393	3,038,058
1.00%, 10/18/24	3,985	3,712,864
1.25%, 06/22/26 (Call 05/22/26)	4,535	3,982,773
2.25%, 01/28/25	3,420	3,229,951
3.10%, 04/02/24	4,788	4,669,832
3.30%, 04/07/25	1,235	1,183,982
3.45%, 04/07/27	1,220	1,143,213
3.60%, 04/07/32 (Call 03/07/32)	1,065	939,735
3.95%, 08/04/25	2,945	2,852,645
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1 day SOFR + 0.911%)(a)	2,405	2,254,255
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1 day SOFR + 0.669%)(a)	4,555	4,303,063
1.12%, 01/28/27 (Call 01/28/26), (1 day SOFR + 0.765%)(a)	9,818	8,712,690
1.28%, 11/03/25 (Call 11/03/24), (1 day SOFR + 0.528%)(a)	1,800	1,670,994
1.46%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(a)	10,738	9,386,301
2.01%, 01/25/26 (Call 01/25/25), (1 day SOFR + 0.694%)(a)	3,515	3,280,444
2.52%, 11/03/32 (Call 11/03/31), (1 day SOFR + 1.177%)(a)	2,280	1,798,555
2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(a)	10,670	8,560,861
2.57%, 06/03/31 (Call 06/03/30), (1 day SOFR + 2.107%)(a)	13,835	11,343,870
2.67%, 01/29/31 (Call 01/29/30), (1 day SOFR + 1.146%)(a)	8,402	6,998,530
2.90%, 11/03/42 (Call 11/03/41), (1 day SOFR + 1.379%)(a)	2,970	2,068,278
2.98%, 11/05/30 (Call 11/05/29), (1 day SOFR + 1.422%)(a)	5,672	4,834,019
3.06%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.351%)(a)	9,500	7,793,990
3.07%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.280%)(a)	6,200	5,631,770
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(a)	14,357	13,631,684
3.20%, 10/21/26 (Call 07/21/26)	10,503	9,772,096
3.29%, 03/17/26 (Call 03/17/25), (1 day SOFR + 1.528%)(a)	3,990	3,805,782
3.30%, 04/27/25	5,697	5,454,080
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	11,155	10,855,154
3.40%, 05/01/26	10,185	9,618,714
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	8,723	7,992,710
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	9,275	8,591,154
3.70%, 01/12/26	8,552	8,205,644
3.75%, 06/16/24	4,295	4,207,597
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(a)	6,400	5,566,400
3.88%, 03/26/25	6,098	5,899,754

16	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(a)	$2,621	$2,155,589
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	10,032	9,436,601
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	9,434	8,610,223
4.00%, 08/05/24	2,938	2,889,112
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	7,921	7,373,025
4.13%, 07/25/28	7,944	7,429,149
4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(a)	5,400	5,302,260
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	3,679	3,121,779
4.30%, 11/20/26	4,988	4,781,547
4.40%, 06/10/25	3,970	3,884,129
4.41%, 03/31/31 (Call 03/31/30), (1 day SOFR + 3.914%)(a)	13,444	12,522,145
4.45%, 09/29/27	13,852	13,238,633
4.60%, 03/09/26	7,715	7,512,867
4.65%, 07/30/45	4,820	4,266,953
4.65%, 07/23/48 (Call 06/23/48)	8,753	7,833,760
4.66%, 05/24/28 (Call 05/24/27), (1 day SOFR + 1.887%)(a)	3,620	3,503,581
4.75%, 05/18/46	8,663	7,461,009
4.91%, 05/24/33 (Call 05/24/32), (1 day SOFR + 2.086%)(a)	3,050	2,896,341
5.30%, 05/06/44	3,985	3,748,211
5.32%, 03/26/41 (Call 03/26/40), (1 day SOFR + 4.548%)(a)	2,687	2,613,564
5.50%, 09/13/25	7,358	7,392,803
5.61%, 09/29/26 (Call 09/29/25), (1 day SOFR + 1.546%)(a)	10,665	10,661,054
5.88%, 02/22/33	1,367	1,378,141
5.88%, 01/30/42	4,734	4,929,420
6.00%, 10/31/33	5,100	5,179,509
6.13%, 08/25/36	1,558	1,582,725
6.27%, 11/17/33 (Call 11/17/32), (1 day SOFR + 2.338%)(a)	10,280	10,787,010
6.63%, 01/15/28	1,347	1,441,277
6.63%, 06/15/32	3,815	4,027,076
6.68%, 09/13/43	4,284	4,717,155
8.13%, 07/15/39	7,748	9,838,488
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	2,041	1,906,110
4.58%, 08/09/28 (Call 08/09/27), (1 day SOFR + 2.000%)(a)	1,828	1,770,436
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)	2,062	1,970,550
4.12%, 05/23/25 (Call 05/23/24), (1 day SOFR + 1.395%)(a)	1,853	1,808,306
6.06%, 10/24/25 (Call 10/24/24), (1 day SOFR + 1.450%)(a)	1,810	1,821,095
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	761	629,142
2.64%, 09/30/32 (Call 07/02/32)	1,842	1,403,328
2.85%, 07/27/26 (Call 04/25/26)	1,915	1,774,228
3.25%, 04/30/30 (Call 01/30/30)	2,938	2,566,079
4.30%, 12/03/25 (Call 11/03/25)	779	755,404

Security	Par (000)	Value

Banks (continued)
5.64%, 05/21/37 (Call 05/21/32), (5 year CMT + 2.750%)(a)	$1,250	$1,174,138
Comerica Bank
2.50%, 07/23/24	2,801	2,684,618
4.00%, 07/27/25	1,200	1,154,964
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	2,661	2,480,318
Commonwealth Bank of Australia, 5.08%, 01/10/25	820	818,729
Cooperatieve Rabobank UA
3.75%, 07/21/26	4,493	4,218,657
4.38%, 08/04/25	5,407	5,242,573
5.25%, 05/24/41	4,881	5,085,612
5.25%, 08/04/45(b)	4,535	4,299,135
5.75%, 12/01/43	4,355	4,387,009
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	4,370	4,076,817
3.38%, 05/21/25	3,547	3,408,809
3.88%, 08/22/24	330	323,568
5.00%, 01/13/25	626	623,703
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 03/28/23)	250	234,320
Credit Suisse AG/New York NY
0.50%, 02/02/24	818	771,341
1.25%, 08/07/26	3,933	3,218,059
2.95%, 04/09/25	5,349	4,873,206
3.63%, 09/09/24	11,860	11,204,854
3.70%, 02/21/25	6,941	6,478,174
4.75%, 08/09/24	500	481,570
5.00%, 07/09/27	5,400	4,948,614
7.50%, 02/15/28	3,145	3,173,494
7.95%, 01/09/25	2,030	2,048,534
Credit Suisse Group AG
3.75%, 03/26/25	8,976	8,238,173
4.55%, 04/17/26	6,239	5,574,484
4.88%, 05/15/45	6,573	4,790,074
Deutsche Bank AG
4.10%, 01/13/26(b)	3,929	3,785,709
4.50%, 04/01/25(b)	1,733	1,676,123
6.12%, 07/14/26 (Call 07/14/25), (1 day SOFR + 3.190%)(a)	2,905	2,902,589
7.08%, 02/10/34 (Call 02/10/33), (1 day SOFR + 3.650%)(a)	945	919,277
Deutsche Bank AG/London, 3.70%, 05/30/24	4,045	3,949,700
Deutsche Bank AG/New York NY
0.90%, 05/28/24	3,525	3,319,633
1.00%, 04/01/25 (Call 04/01/24), (1 day SOFR + 1.131%)(a)	7,247	6,852,473
1.69%, 03/19/26	5,403	4,848,976
2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(a)	5,979	5,361,130
2.31%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(a)	5,928	5,151,491
2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(a)	5,080	4,420,870
3.04%, 05/28/32 (Call 05/28/31), (1 day SOFR + 1.718%)(a)	1,759	1,388,942
3.55%, 09/18/31 (Call 09/18/30), (1 day SOFR + 3.043%)(a)	6,947	5,816,584
3.70%, 05/30/24	2,716	2,644,515
3.73%, 01/14/32 (Call 01/14/31), (1 day SOFR + 2.757%)(a)	1,675	1,323,317

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.74%, 01/07/33 (Call 10/07/31), (1 day SOFR + 2.257%)(a)	$4,570	$3,487,093
3.96%, 11/26/25 (Call 11/26/24), (1 day SOFR + 2.581%)(a)	4,408	4,230,402
4.10%, 01/13/26	3,008	2,880,401
4.88%, 12/01/32 (Call 12/01/27), (5 year USD ICE Swap + 2.553%)(a)	2,745	2,428,749
5.37%, 09/09/27	189	187,282
5.88%, 07/08/31 (Call 04/08/30), (1 day SOFR + 5.438%)(a)	340	312,997
6.72%, 01/18/29 (Call 01/18/28), (1 day SOFR + 3.180%)(a)	3,510	3,546,785
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	3,373	3,207,757
2.70%, 02/06/30 (Call 11/06/29)	1,628	1,328,253
3.45%, 07/27/26 (Call 04/27/26)	3,928	3,655,986
4.25%, 03/13/26	1,735	1,665,166
4.65%, 09/13/28 (Call 06/13/28)	4,297	4,084,084
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(a)	2,494	2,208,512
2.38%, 01/28/25 (Call 12/29/24)	2,767	2,613,182
2.55%, 05/05/27 (Call 04/05/27)	3,389	3,071,213
3.95%, 03/14/28 (Call 02/14/28)	30	28,423
4.06%, 04/25/28 (Call 04/25/27), (1 day SOFR + 1.355%)(a)	2,228	2,121,880
4.34%, 04/25/33 (Call 04/05/32), (1 day SOFR + 1.660%)(a)	1,661	1,530,313
4.77%, 07/28/30 (Call 07/28/29), (1 day SOFR + 2.127%)(a)	2,720	2,608,970
6.36%, 10/27/28 (Call 10/27/27), (1 day SOFR + 2.192%)(a)	2,925	3,013,540
8.25%, 03/01/38	4,572	5,697,444
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	3,386	3,048,416
3.85%, 03/15/26 (Call 02/15/26)	3,769	3,564,155
3.95%, 07/28/25 (Call 06/28/25)	3,002	2,921,696
5.85%, 10/27/25 (Call 10/27/24), (1 day SOFR + 1.230%)(a)	5,180	5,206,884
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3 mo. SOFR + 2.465%)(a)	835	784,917
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	1,431	1,431,544
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	725	701,445
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	1,625	1,227,135
4.63%, 02/13/47 (Call 08/13/46)	1,638	1,294,642
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (3 mo. SOFR + 1.715%)(a)	2,359	2,240,861
6.13%, 03/09/28	1,625	1,664,065
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	155	153,278
Goldman Sachs Capital I, 6.35%, 02/15/34	5,548	5,801,766
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1 day SOFR + 0.609%)(a)	4,301	3,901,953
1.09%, 12/09/26 (Call 12/09/25), (1 day SOFR + 0.789%)(a)	3,117	2,743,989
1.43%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.798%)(a)	10,225	9,012,622

Security	Par (000)	Value

Banks (continued)
1.54%, 09/10/27 (Call 09/10/26), (1 day SOFR + 0.818%)(a)	$12,073	$10,482,382
1.95%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.913%)(a)	12,895	11,287,767
1.99%, 01/27/32 (Call 01/27/31), (1 day SOFR + 1.090%)(a)	10,400	7,990,840
2.38%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.248%)(a)	8,337	6,551,465
2.60%, 02/07/30 (Call 11/07/29)	8,641	7,266,995
2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(a)	13,755	11,055,581
2.64%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.114%)(a)	7,365	6,583,721
2.65%, 10/21/32 (Call 10/21/31), (1 day SOFR + 1.264%)(a)	9,590	7,647,737
2.91%, 07/21/42 (Call 07/21/41), (1 day SOFR + 1.472%)(a)	7,840	5,453,739
3.00%, 03/15/24	4,295	4,183,888
3.10%, 02/24/33 (Call 02/24/32), (1 day SOFR + 1.410%)(a)	12,770	10,525,672
3.21%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.513%)(a)	9,968	7,228,993
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	10,252	9,855,453
3.44%, 02/24/43 (Call 02/24/42), (1 day SOFR + 1.632%)(a)	4,565	3,399,510
3.50%, 01/23/25 (Call 10/23/24)	5,507	5,321,800
3.50%, 04/01/25 (Call 03/01/25)	13,035	12,550,228
3.50%, 11/16/26 (Call 11/16/25)	11,901	11,171,945
3.62%, 03/15/28 (Call 03/15/27), (1 day SOFR + 1.846%)(a)	4,715	4,378,490
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	10,347	9,613,501
3.75%, 05/22/25 (Call 02/22/25)	8,955	8,655,903
3.75%, 02/25/26 (Call 11/25/25)	8,723	8,335,786
3.80%, 03/15/30 (Call 12/15/29)	9,917	8,999,876
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	8,159	7,481,313
3.85%, 07/08/24 (Call 04/08/24)	11,215	10,978,139
3.85%, 01/26/27 (Call 01/26/26)	12,134	11,489,563
4.00%, 03/03/24	11,012	10,848,252
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	7,266	6,024,895
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	10,206	9,559,246
4.25%, 10/21/25	7,709	7,470,946
4.39%, 06/15/27 (Call 06/15/26), (1 day SOFR + 1.510%)(a)	3,541	3,417,030
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	3,864	3,349,006
4.48%, 08/23/28 (Call 08/23/27), (1 day SOFR + 1.725%)(a)	9,500	9,106,605
4.75%, 10/21/45 (Call 04/21/45)	6,124	5,469,467
4.80%, 07/08/44 (Call 01/08/44)	8,789	7,886,194
5.15%, 05/22/45	9,077	8,392,050
5.70%, 11/01/24	5,210	5,241,937
5.95%, 01/15/27	4,062	4,134,385
6.13%, 02/15/33	3,543	3,741,550
6.25%, 02/01/41	6,036	6,459,667
6.45%, 05/01/36	4,001	4,160,400

18	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.75%, 10/01/37	$20,445	$21,770,858
HSBC Bank USA NA, 7.00%, 01/15/39	2,090	2,350,435
HSBC Bank USA NA/New York NY
5.63%, 08/15/35(b)	935	882,266
5.88%, 11/01/34	1,130	1,083,308
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1 day SOFR + 0.708%)(a)	3,975	3,739,044
1.59%, 05/24/27 (Call 05/24/26), (1 day SOFR + 1.290%)(a)	4,730	4,138,845
1.65%, 04/18/26 (Call 04/18/25), (1 day SOFR + 1.538%)(a)	9,148	8,387,527
2.01%, 09/22/28 (Call 09/22/27), (1 day SOFR + 1.732%)(a)	2,250	1,906,088
2.10%, 06/04/26 (Call 06/04/25), (1 day SOFR + 1.929%)(a)	3,215	2,962,687
2.21%, 08/17/29 (Call 08/17/28), (1 day SOFR + 1.285%)(a)	3,405	2,824,924
2.25%, 11/22/27 (Call 11/22/26), (1 day SOFR + 1.100%)(a)	5,250	4,619,580
2.36%, 08/18/31 (Call 08/18/30), (1 day SOFR + 1.947%)(a)	6,283	4,963,696
2.63%, 11/07/25 (Call 11/07/24), (1 day SOFR + 1.401%)(a)	7,968	7,546,652
2.80%, 05/24/32 (Call 05/24/31), (1 day SOFR + 1.187%)(a)	8,480	6,764,581
2.85%, 06/04/31 (Call 06/04/30), (1 day SOFR + 2.387%)(a)	3,333	2,740,226
2.87%, 11/22/32 (Call 11/22/31), (1 day SOFR + 1.410%)(a)	6,915	5,471,425
3.00%, 03/10/26 (Call 03/10/25), (1 day SOFR + 1.430%)(a)	3,775	3,570,395
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	9,935	9,725,769
3.90%, 05/25/26	11,124	10,606,845
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	11,750	10,550,090
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	8,876	8,287,787
4.18%, 12/09/25 (Call 12/09/24), (1 day SOFR + 1.510%)(a)	3,995	3,888,893
4.25%, 03/14/24	8,177	8,053,936
4.25%, 08/18/25	6,996	6,767,301
4.29%, 09/12/26 (Call 09/15/25), (3 mo. LIBOR US + 1.348%)(a)	10,244	9,864,665
4.30%, 03/08/26	12,362	11,953,436
4.38%, 11/23/26	6,601	6,349,172
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	14,047	13,207,270
4.76%, 06/09/28 (Call 06/09/27), (1 day SOFR + 2.110%)(a)	10,880	10,428,589
4.76%, 03/29/33 (Call 03/29/32), (1 day SOFR + 2.530%)(a)	6,215	5,580,262
4.95%, 03/31/30	10,925	10,524,926
5.21%, 08/11/28 (Call 08/11/27), (1 day SOFR + 2.610%)(a)	2,550	2,493,160
5.25%, 03/14/44	3,779	3,434,771
5.40%, 08/11/33 (Call 08/11/32), (1 day SOFR + 2.870%)(a)	7,500	7,181,400
6.10%, 01/14/42(b)	3,412	3,642,276

Security	Par (000)	Value

Banks (continued)
6.50%, 05/02/36	$7,982	$8,131,459
6.50%, 09/15/37	6,922	6,926,000
6.80%, 06/01/38	6,732	6,895,457
7.34%, 11/03/26 (Call 11/03/25), (1 day SOFR + 3.030%)(a)(b)	9,695	10,090,944
7.39%, 11/03/28 (Call 11/03/27), (1 day SOFR + 3.350%)(a)	8,340	8,808,875
8.11%, 11/03/33 (Call 11/03/32), (1 day SOFR + 4.250%)(a)	10,075	11,090,862
HSBC USA Inc.
3.50%, 06/23/24	2,218	2,161,264
3.75%, 05/24/24	6,645	6,508,312
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31), (5 year CMT + 1.170%)(a)	2,585	1,914,167
4.44%, 08/04/28 (Call 08/04/27), (1 day SOFR + 1.970%)(a)	2,015	1,927,307
5.02%, 05/17/33 (Call 05/17/32), (1 day SOFR + 2.050%)(a)	1,439	1,383,512
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 01/04/30)	2,512	2,102,067
2.63%, 08/06/24 (Call 07/06/24)	3,918	3,768,724
4.00%, 05/15/25 (Call 04/15/25)	1,971	1,914,807
Huntington National Bank (The) 4.01%, 05/16/25 (Call 05/16/24), (1 day SOFR + 1.205%)(a)	2,025	1,985,938
4.55%, 05/17/28 (Call 05/17/27), (1 day SOFR + 1.650%)(a)	1,460	1,412,141
5.65%, 01/10/30 (Call 11/10/29)	1,660	1,673,778
5.70%, 11/18/25 (Call 11/18/24), (1 day SOFR + 1.215%)(a)	2,050	2,053,731
Indonesia Government International Bond, 3.54%, 11/08/27	3,260	3,088,524
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.005%)(a)	2,736	2,429,021
2.73%, 04/01/32 (Call 04/01/31), (1 day SOFR + 1.316%)(a)	2,338	1,891,138
3.55%, 04/09/24	4,303	4,209,281
3.87%, 03/28/26 (Call 03/28/25), (1 day SOFR + 1.640%)(a)	565	544,101
3.95%, 03/29/27	9,345	8,853,453
4.02%, 03/28/28 (Call 03/28/27), (1 day SOFR + 1.830%)(a)	828	777,931
4.05%, 04/09/29	4,505	4,184,019
4.25%, 03/28/33 (Call 03/28/32), (1 day SOFR + 2.070%)(a)	2,350	2,112,815
4.55%, 10/02/28	4,106	3,935,273
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1 day SOFR + 0.490%)(a)	8,334	7,740,536
0.82%, 06/01/25 (Call 06/01/24), (1 day SOFR + 0.540%)(a)	8,055	7,556,718
0.97%, 06/23/25 (Call 06/23/24), (3 mo. SOFR + 0.580%)(a)	11,463	10,764,903
1.04%, 02/04/27 (Call 02/04/26), (3 mo. SOFR + 0.695%)(a)	3,966	3,483,258
1.05%, 11/19/26 (Call 11/19/25), (1 day SOFR + 0.800%)(a)	2,357	2,087,972
1.05%, 06/23/27 (Call 12/23/25)	70	58,972

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.47%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(a)	$7,068	$6,128,097
1.56%, 12/10/25 (Call 12/10/24), (1 day SOFR + 0.605%)(a)	11,915	11,072,967
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(a)	5,191	4,591,232
1.76%, 11/19/31 (Call 11/19/30), (3 mo. SOFR + 1.105%)(a)	2,240	1,725,293
1.95%, 02/04/32 (Call 02/04/31), (1 day SOFR + 1.065%)(a)	4,145	3,219,090
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(a)	9,225	8,583,217
2.07%, 06/01/29 (Call 06/01/28), (1 day SOFR + 1.015%)(a)	8,756	7,382,271
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(a)	13,178	12,241,835
2.18%, 06/01/28 (Call 06/01/27), (1 day SOFR + 1.890%)(a)	7,100	6,214,275
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(a)	7,431	7,033,962
2.52%, 04/22/31 (Call 04/22/30), (1 day SOFR + 2.040%)(a)	13,356	11,054,494
2.53%, 11/19/41 (Call 11/19/40), (1 day SOFR + 1.510%)(a)	2,285	1,528,642
2.55%, 11/08/32 (Call 11/08/31), (1 day SOFR + 1.180%)(a)	8,350	6,662,214
2.58%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.250%)(a)	5,334	4,319,793
2.60%, 02/24/26 (Call 02/24/25), (1 day SOFR + 0.915%)(a)	2,178	2,058,232
2.74%, 10/15/30 (Call 10/15/29), (1 day SOFR + 1.510%)(a)	7,616	6,416,404
2.95%, 10/01/26 (Call 07/01/26)	12,326	11,468,973
2.95%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.170%)(a)	3,129	2,838,691
2.96%, 05/13/31 (Call 05/13/30), (1 day SOFR + 2.515%)(a)	3,741	3,143,525
2.96%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.260%)(a)	11,010	9,070,809
3.11%, 04/22/41 (Call 04/22/40), (1 day SOFR + 2.460%)(a)	8,043	5,940,882
3.11%, 04/22/51 (Call 04/22/50), (1 day SOFR + 2.440%)(a)	10,520	7,181,162
3.13%, 01/23/25 (Call 10/23/24)	8,391	8,087,078
3.16%, 04/22/42 (Call 04/22/41), (1 day SOFR + 2.460%)(a)	4,525	3,339,586
3.20%, 06/15/26 (Call 03/15/26)	6,435	6,059,389
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	7,545	7,363,694
3.30%, 04/01/26 (Call 01/01/26)	10,569	10,000,599
3.33%, 04/22/52 (Call 04/22/51), (1 day SOFR + 1.580%)(a)	9,505	6,744,463
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	9,901	9,054,167
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	6,315	5,853,563
3.63%, 05/13/24	7,379	7,246,252
3.63%, 12/01/27 (Call 12/01/26)	7,301	6,817,236
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	10,591	9,561,873

Security	Par (000)	Value

Banks (continued)
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	$11,971	$11,249,508
3.85%, 06/14/25 (Call 06/14/24), (1 day SOFR + 0.980%)(a)	6,250	6,108,187
3.88%, 09/10/24	11,261	10,986,569
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	10,191	8,488,797
3.90%, 07/15/25 (Call 04/15/25)	10,435	10,136,350
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	8,588	6,821,792
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	9,790	9,355,911
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	9,945	7,989,614
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	5,134	4,772,566
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	7,641	6,225,505
4.08%, 04/26/26 (Call 04/26/25), (1 day SOFR + 1.320%)(a)	11,035	10,724,696
4.13%, 12/15/26	10,496	10,097,467
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	9,972	9,342,567
4.25%, 10/01/27	3,703	3,560,064
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	9,289	7,848,555
4.32%, 04/26/28 (Call 04/26/27), (1 day SOFR + 1.560%)(a)	11,928	11,397,920
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	9,541	9,042,674
4.49%, 03/24/31 (Call 03/24/30), (3 mo. SOFR + 3.790%)(a)	12,220	11,526,882
4.57%, 06/14/30 (Call 06/14/29), (1 day SOFR + 1.750%)(a)	8,396	7,971,330
4.59%, 04/26/33 (Call 04/26/32), (1 day SOFR + 1.800%)(a)	7,940	7,404,209
4.85%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.990%)(a)	6,450	6,304,101
4.85%, 02/01/44	5,074	4,752,968
4.91%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.080%)(a)	16,425	15,721,189
4.95%, 06/01/45	4,631	4,252,925
5.40%, 01/06/42	6,468	6,426,605
5.50%, 10/15/40	6,114	6,180,092
5.55%, 12/15/25 (Call 12/15/24), (1 day SOFR + 1.070%)(a)	12,840	12,828,958
5.60%, 07/15/41	8,170	8,314,854
5.63%, 08/16/43	6,116	6,077,714
5.72%, 09/14/33 (Call 09/14/32), (1 day SOFR + 2.580%)(a)	12,920	12,794,805
6.40%, 05/15/38	7,881	8,644,117
7.63%, 10/15/26	3,966	4,277,133
7.75%, 07/15/25	980	1,031,460
8.00%, 04/29/27	6,181	6,921,978
8.75%, 09/01/30	1,319	1,541,740
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)	250	246,333
KeyBank NA/Cleveland OH
3.30%, 06/01/25	925	885,947
3.40%, 05/20/26	2,810	2,626,423
3.90%, 04/13/29 (Call 03/13/29)	1,875	1,690,331

20	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.15%, 08/08/25	$1,555	$1,516,498
4.90%, 08/08/32	1,965	1,848,377
5.00%, 01/26/33 (Call 10/26/32)	1,870	1,797,220
5.85%, 11/15/27 (Call 10/16/27)	4,595	4,701,880
KeyCorp
2.25%, 04/06/27	2,691	2,395,394
2.55%, 10/01/29	3,141	2,657,694
3.88%, 05/23/25 (Call 05/23/24), (1 day SOFR + 1.250%)(a)	1,035	1,012,302
4.10%, 04/30/28	3,821	3,623,989
4.15%, 10/29/25	1,729	1,683,547
4.79%, 06/01/33 (Call 06/01/32), (1 day SOFR + 2.060%)(a)	2,515	2,359,095
Korea Development Bank (The)
0.40%, 03/09/24	660	628,188
0.75%, 01/25/25	1,865	1,714,513
0.80%, 07/19/26	1,735	1,499,786
1.00%, 09/09/26	1,600	1,386,032
1.63%, 01/19/31	1,990	1,581,970
2.00%, 09/12/26(b)	925	829,975
2.00%, 10/25/31	3,075	2,478,511
2.13%, 10/01/24	1,602	1,525,889
2.25%, 02/24/27	350	317,135
3.00%, 01/13/26	3,563	3,354,351
3.38%, 09/16/25(b)	2,670	2,551,372
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	9,280	5,360,685
0.00%, 06/29/37(c)	13,801	7,586,686
0.25%, 03/08/24	2,975	2,827,172
0.38%, 07/18/25	9,785	8,845,249
0.50%, 09/20/24	1,240	1,156,002
0.63%, 01/22/26	6,290	5,623,260
0.75%, 09/30/30	4,039	3,162,133
1.00%, 10/01/26	1,894	1,678,785
1.25%, 01/31/25	11,000	10,271,360
1.38%, 08/05/24	11,520	10,928,333
1.63%, 05/10/24(d)	10	9,581
1.75%, 09/14/29	8,482	7,328,109
2.00%, 05/02/25	7,923	7,467,665
2.50%, 11/20/24	26,460	25,362,968
2.88%, 04/03/28	8,587	8,039,407
3.00%, 05/20/27	995	942,454
3.13%, 06/10/25	625	603,100
3.38%, 08/23/24	3,215	3,134,754
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	860	769,003
0.88%, 09/03/30	3,010	2,366,372
1.75%, 07/27/26	4,335	3,955,037
2.00%, 01/13/25	8,357	7,924,024
2.38%, 06/10/25	4,255	4,029,400
3.88%, 09/28/27	55	53,915
Series 37, 2.50%, 11/15/27	2,837	2,615,827
Series 40, 0.50%, 05/27/25	6,645	6,039,042
Lloyds Bank PLC, 3.50%, 05/14/25	200	191,578
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1 year CMT + 0.850%)(a)	1,410	1,235,372
2.44%, 02/05/26 (Call 02/05/25), (1 year CMT + 1.000%)(a)	4,557	4,270,866

Security	Par (000)	Value

Banks (continued)
3.37%, 12/14/46 (Call 09/14/41), (5 year CMT + 1.500%)(a)	$2,987	$2,026,202
3.51%, 03/18/26 (Call 03/18/25), (1 year CMT + 1.600%)(a)	4,585	4,379,042
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	4,507	4,091,815
3.75%, 01/11/27	5,854	5,470,797
3.75%, 03/18/28 (Call 03/18/27), (1 year CMT + 1.800%)(a)	6,545	6,064,204
3.87%, 07/09/25 (Call 07/09/24), (1 year CMT + 3.500%)(a)	3,710	3,613,243
3.90%, 03/12/24	2,739	2,692,163
4.34%, 01/09/48	5,619	4,326,799
4.38%, 03/22/28	2,178	2,060,780
4.45%, 05/08/25	6,547	6,388,104
4.50%, 11/04/24	2,295	2,247,241
4.55%, 08/16/28	6,753	6,394,213
4.58%, 12/10/25	4,923	4,735,926
4.65%, 03/24/26	5,604	5,401,359
4.72%, 08/11/26 (Call 08/11/25), (1 year CMT + 1.750%)(a)	3,018	2,942,791
4.98%, 08/11/33 (Call 08/11/32), (1 year CMT + 2.300%)(a)	1,890	1,763,313
5.30%, 12/01/45	3,594	3,236,038
5.87%, 03/06/29 (Call 03/06/28)	2,000	2,001,400
7.95%, 11/15/33 (Call 11/15/32), (1 year CMT + 3.750%)(a)	4,160	4,548,627
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)	344	337,488
4.55%, 08/16/28 (Call 08/16/27), (3 mo. SOFR + 1.780%)(a)	3,375	3,285,562
5.05%, 01/27/34 (Call 01/27/33)	2,075	1,980,754
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	2,957	2,819,973
3.40%, 08/17/27	1,815	1,669,909
4.65%, 01/27/26 (Call 12/27/25)	2,000	1,961,500
4.70%, 01/27/28 (Call 12/28/27)	2,100	2,039,646
5.40%, 11/21/25 (Call 10/21/25)	2,060	2,061,442
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1 year CMT + 0.550%)(a)	1,810	1,690,287
0.96%, 10/11/25 (Call 10/11/24), (1 year CMT + 0.450%)(a)	2,890	2,668,106
1.41%, 07/17/25	2,824	2,566,649
1.54%, 07/20/27 (Call 07/20/26), (1 year CMT + 0.750%)(a)	3,385	2,959,505
1.64%, 10/13/27 (Call 10/13/26), (1 year CMT + 0.670%)(a)	3,380	2,934,753
2.05%, 07/17/30	1,715	1,364,317
2.19%, 02/25/25	7,129	6,680,800
2.31%, 07/20/32 (Call 07/20/31), (1 year CMT + 0.950%)(a)	5,694	4,442,003
2.34%, 01/19/28 (Call 01/19/27), (1 year CMT + 0.830%)(a)	5,880	5,213,267
2.49%, 10/13/32 (Call 10/13/31), (1 year CMT + 0.970%)(a)	2,779	2,189,213
2.56%, 02/25/30	4,300	3,595,015
2.76%, 09/13/26	2,905	2,666,383
2.80%, 07/18/24	6,596	6,354,850

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.85%, 01/19/33 (Call 01/19/32), (1 year CMT + 1.100%)(a)	$3,570	$2,883,632
3.20%, 07/18/29	6,714	5,900,532
3.29%, 07/25/27	3,717	3,444,432
3.41%, 03/07/24	6,724	6,582,393
3.68%, 02/22/27	3,619	3,451,621
3.74%, 03/07/29	4,574	4,188,595
3.75%, 07/18/39	5,985	5,038,053
3.78%, 03/02/25	5,211	5,059,673
3.84%, 04/17/26 (Call 04/17/25), (1 year CMT + 1.125%)(a)	2,750	2,644,345
3.85%, 03/01/26	2,954	2,822,074
3.96%, 03/02/28	5,123	4,827,659
4.05%, 09/11/28	4,101	3,843,580
4.08%, 04/19/28 (Call 04/19/27), (1 year CMT + 1.300%)(a)	2,855	2,701,744
4.15%, 03/07/39	2,651	2,314,190
4.29%, 07/26/38(b)	2,367	2,123,033
4.32%, 04/19/33 (Call 04/19/32), (1 year CMT + 1.550%)(a)	2,755	2,507,656
4.79%, 07/18/25 (Call 07/18/24), (1 year CMT + 1.700%)(a)	4,750	4,686,920
5.02%, 07/20/28 (Call 07/20/27), (1 year CMT + 1.950%)(a)	5,825	5,703,374
5.06%, 09/12/25 (Call 09/12/24), (1 year CMT + 1.550%)(a)	3,465	3,429,865
5.13%, 07/20/33 (Call 07/20/32), (1 year CMT + 2.125%)(a)	5,625	5,454,900
5.35%, 09/13/28 (Call 09/13/27), (1 year CMT + 1.900%)(a)	3,530	3,501,266
5.42%, 02/22/29 (Call 02/22/28)	3,240	3,217,385
5.44%, 02/22/34 (Call 02/22/33)	2,325	2,284,219
5.47%, 09/13/33 (Call 09/13/32), (1 year CMT + 2.125%)(a)	3,280	3,258,188
5.48%, 02/22/31 (Call 02/22/30), (1 year CMT + 1.530%)(a)	2,865	2,838,441
5.72%, 02/20/26 (Call 02/20/25)	5,020	5,013,273
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1 year CMT + 0.670%)(a)	2,868	2,486,097
1.55%, 07/09/27 (Call 07/09/26), (1 year CMT + 0.750%)(a)	2,998	2,611,498
1.98%, 09/08/31 (Call 09/08/30), (1 day SOFR + 1.532%)(a)	1,750	1,360,083
2.17%, 05/22/32 (Call 05/22/31), (1 year CMT + 0.870%)(a)	1,408	1,089,736
2.20%, 07/10/31 (Call 07/10/30), (1 day SOFR + 1.772%)(a)	4,010	3,181,253
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	3,769	3,481,538
2.26%, 07/09/32 (Call 07/09/31), (1 year CMT + 0.900%)(a)(b)	2,075	1,608,229
2.56%, 09/13/25 (Call 09/13/24), (1 day SOFR + 1.362%)(a)	2,763	2,620,125
2.56%, 09/13/31	3,653	2,841,230
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	2,188	1,789,390
2.65%, 05/22/26 (Call 05/22/25), (1 year CMT + 0.900%)(a)(b)	3,250	3,031,762

Security	Par (000)	Value

Banks (continued)
2.84%, 07/16/25 (Call 07/16/24), (1 day SOFR + 1.242%)(a)	$2,216	$2,120,269
2.84%, 09/13/26	2,382	2,182,603
2.87%, 09/13/30 (Call 09/13/29), (1 day SOFR + 1.572%)(a)	2,310	1,945,159
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	2,998	2,580,169
3.17%, 09/11/27	4,168	3,837,019
3.26%, 05/22/30 (Call 05/22/29), (1 year CMT + 1.250%)(a)	1,920	1,684,147
3.66%, 02/28/27	2,692	2,523,885
4.02%, 03/05/28	4,585	4,318,520
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	3,645	3,412,668
5.41%, 09/13/28 (Call 09/13/27), (1 year CMT + 2.050%)(a)	2,720	2,708,984
5.67%, 05/27/29 (Call 05/27/28), (1 year CMT + 1.500%)(a)	2,450	2,445,982
5.67%, 09/13/33 (Call 09/13/32), (1 year CMT + 2.400%)(a)	2,770	2,773,352
5.74%, 05/27/31 (Call 05/27/30), (1 year CMT + 1.650%)(a)	2,495	2,490,434
5.75%, 05/27/34 (Call 05/27/33)	2,730	2,719,080
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1 day SOFR + 0.525%)(a)	12,640	11,838,371
0.99%, 12/10/26 (Call 12/10/25), (1 day SOFR + 0.720%)(a)	10,929	9,604,624
1.16%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.560%)(a)	10,985	10,172,769
1.51%, 07/20/27 (Call 07/20/26), (1 day SOFR + 0.858%)(a)	10,419	9,094,120
1.59%, 05/04/27 (Call 04/04/27), (1 day SOFR + 0.879%)(a)	4,193	3,702,922
1.79%, 02/13/32 (Call 02/13/31), (1 day SOFR + 1.034%)(a)	7,295	5,547,993
1.93%, 04/28/32 (Call 04/28/31), (1 day SOFR + 1.020%)(a)	14,180	10,846,707
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(a)	12,209	11,370,486
2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(a)	9,462	7,362,666
2.48%, 01/21/28 (Call 01/21/27), (1 day SOFR + 1.000%)(a)	8,695	7,752,462
2.48%, 09/16/36 (Call 09/16/31), (1 day SOFR + 1.360%)(a)	15,913	11,864,096
2.51%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.200%)(a)	9,758	7,708,722
2.63%, 02/18/26 (Call 02/18/25), (1 day SOFR + 0.940%)(a)	7,729	7,291,152
2.70%, 01/22/31 (Call 01/22/30), (1 day SOFR + 1.143%)(a)	13,817	11,541,202
2.72%, 07/22/25 (Call 07/22/24), (1 day SOFR + 1.152%)(a)	8,759	8,398,655
2.80%, 01/25/52 (Call 07/25/51), (1 day SOFR + 1.430%)(a)	6,484	4,175,566
2.94%, 01/21/33 (Call 01/21/32), (1 day SOFR + 1.290%)(a)	5,343	4,377,146
3.13%, 07/27/26	10,802	10,055,906

22	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.22%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.485%)(a)	$4,326	$3,222,437
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	10,612	9,815,251
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(a)	6,355	6,208,771
3.62%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.120%)(a)	4,644	4,109,708
3.63%, 01/20/27	10,400	9,836,632
3.70%, 10/23/24	13,038	12,701,359
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	10,609	9,806,005
3.88%, 01/27/26	12,032	11,579,717
3.95%, 04/23/27	7,130	6,738,706
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	9,105	7,686,441
4.00%, 07/23/25	8,028	7,821,761
4.21%, 04/20/28 (Call 04/20/27), (1 day SOFR + 1.610%)(a)	4,465	4,244,652
4.30%, 01/27/45	7,169	6,165,125
4.35%, 09/08/26	9,964	9,583,574
4.38%, 01/22/47	8,675	7,550,807
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	10,488	9,879,801
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(a)	5,437	4,830,774
4.68%, 07/17/26 (Call 07/17/25), (1 day SOFR + 1.669%)(a)	7,145	7,006,887
4.89%, 07/20/33 (Call 07/20/32), (1 day SOFR + 2.076%)(a)	3,525	3,347,622
5.00%, 11/24/25	8,526	8,437,159
5.12%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.730%)(a)	5,165	5,074,251
5.30%, 04/20/37 (Call 04/20/32), (1 day SOFR + 2.620%)(a)	4,500	4,186,620
5.60%, 03/24/51 (Call 03/24/50), (1 day SOFR + 4.480%)(a)	7,730	7,990,733
6.14%, 10/16/26 (Call 10/16/25), (1 day SOFR + 1.770%)(a)	630	640,647
6.25%, 08/09/26	4,456	4,583,575
6.30%, 10/18/28 (Call 10/18/27), (1 day SOFR + 2.240%)(a)	5,125	5,271,062
6.34%, 10/18/33 (Call 10/18/32), (1 day SOFR + 2.560%)(a)	11,695	12,333,196
6.38%, 07/24/42	7,693	8,467,916
7.25%, 04/01/32	7,769	8,799,247
Series F, 3.88%, 04/29/24	8,435	8,304,511
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.745%)(a)	3,703	3,412,500
National Australia Bank Ltd.
4.94%, 01/12/28	3,020	3,011,000
4.97%, 01/12/26	2,249	2,239,082
National Australia Bank Ltd./New York
2.50%, 07/12/26	6,076	5,577,403
3.38%, 01/14/26	3,789	3,605,575
3.50%, 06/09/25	275	264,655
5.13%, 11/22/24	1,010	1,009,566
National Bank of Canada
0.75%, 08/06/24	3,910	3,661,559

Security	Par (000)	Value

Banks (continued)
3.75%, 06/09/25 (Call 06/09/24), (1 day SOFR + 1.009%)(a)	$2,370	$2,315,253
5.25%, 01/17/25	1,025	1,022,099
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1 year CMT + 0.900%)(a)	4,610	4,049,101
3.03%, 11/28/35 (Call 08/28/30), (5 year CMT + 2.350%)(a)	4,508	3,479,635
3.07%, 05/22/28 (Call 05/22/27), (1 year CMT + 2.550%)(a)	4,432	3,995,005
3.75%, 11/01/29 (Call 11/01/24), (5 year CMT + 2.100%)(a)	3,192	3,002,714
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	7,188	7,061,779
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	2,409	2,226,494
4.80%, 04/05/26	5,888	5,734,971
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	6,615	6,327,975
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	6,960	6,659,467
5.52%, 09/30/28 (Call 09/30/27), (1 year CMT + 2.270%)(a)	2,290	2,269,504
5.85%, 03/02/27 (Call 03/02/26)	1,000	1,000,890
6.02%, 03/02/34 (Call 03/02/33)	1,000	1,000,590
7.47%, 11/10/26 (Call 11/10/25), (1 year CMT + 2.850%)(a)	5,465	5,681,250
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	2,821	2,306,647
3.15%, 05/03/29 (Call 02/03/29)	3,447	3,132,806
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	2,711	2,459,989
3.65%, 08/03/28 (Call 05/03/28)	490	463,486
3.95%, 10/30/25	4,541	4,391,374
4.00%, 05/10/27 (Call 04/10/27)	4,975	4,819,780
6.13%, 11/02/32 (Call 08/02/32)	3,656	3,855,508
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	2,580	2,313,770
0.50%, 09/16/24	456	424,965
0.50%, 02/02/26	270	239,495
1.50%, 02/12/25	6,245	5,846,507
2.88%, 05/23/25	1,030	986,287
4.13%, 01/20/26	665	655,331
4.63%, 11/03/25	235	234,434
PNC Bank NA
2.70%, 10/22/29	3,757	3,190,106
2.95%, 02/23/25 (Call 01/23/25)	2,236	2,139,874
3.10%, 10/25/27 (Call 09/25/27)	3,643	3,386,424
3.25%, 06/01/25 (Call 05/02/25)	3,392	3,253,437
3.25%, 01/22/28 (Call 12/23/27)	2,579	2,397,593
3.30%, 10/30/24 (Call 09/30/24)	1,936	1,875,848
3.88%, 04/10/25 (Call 03/10/25)	2,541	2,462,509
4.05%, 07/26/28	4,589	4,329,767
4.20%, 11/01/25 (Call 10/01/25)	1,908	1,854,824
2.50%, 08/27/24 (Call 07/27/24)	4,213	4,049,325
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	2,656	2,331,995
2.20%, 11/01/24 (Call 10/02/24)	2,902	2,768,972
2.31%, 04/23/32 (Call 04/23/31), (1 day SOFR + 0.979%)(a)	3,203	2,597,953

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 01/22/30 (Call 10/24/29)	$9,407	$8,007,427
2.60%, 07/23/26 (Call 05/24/26)	2,971	2,744,818
3.15%, 05/19/27 (Call 04/19/27)	2,832	2,648,486
3.45%, 04/23/29 (Call 01/23/29)	5,475	5,036,726
3.90%, 04/29/24 (Call 03/29/24)	3,785	3,723,002
4.63%, 06/06/33 (Call 06/06/32), (1 day SOFR + 1.850%)(a)	757	703,586
4.76%, 01/26/27 (Call 01/26/26), (1 day SOFR + 1.085%)(a)	5,270	5,188,578
5.07%, 01/24/34 (Call 01/24/33), (1 day SOFR + 1.933%)(a)	9,050	8,766,101
5.35%, 12/02/28 (Call 12/02/27), (1 day SOFR + 1.620%)(a)	3,370	3,376,470
5.67%, 10/28/25 (Call 10/28/24), (1 day SOFR + 1.090%)(a)	530	532,125
6.04%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.140%)(a)	3,365	3,498,018
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,020	2,097,608
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	2,745	2,303,000
2.25%, 05/18/25 (Call 04/18/25)	3,400	3,177,164
7.38%, 12/10/37	1,693	1,940,720
Royal Bank of Canada
0.65%, 07/29/24	5,444	5,098,143
0.75%, 10/07/24	6,252	5,820,237
0.88%, 01/20/26	3,564	3,156,065
1.15%, 06/10/25	3,956	3,611,235
1.15%, 07/14/26	4,867	4,269,138
1.20%, 04/27/26	5,930	5,250,244
1.40%, 11/02/26	5,328	4,648,627
1.60%, 01/21/25	1,275	1,193,846
2.05%, 01/21/27	1,180	1,057,256
2.25%, 11/01/24	7,345	6,990,751
2.30%, 11/03/31	5,895	4,730,561
2.55%, 07/16/24	5,261	5,069,500
3.38%, 04/14/25	1,630	1,568,125
3.63%, 05/04/27	3,184	3,004,136
3.88%, 05/04/32	2,005	1,812,159
3.97%, 07/26/24	3,475	3,411,025
4.24%, 08/03/27	5,674	5,453,054
4.65%, 01/27/26	6,497	6,352,702
4.88%, 01/12/26	4,870	4,828,848
4.90%, 01/12/28	3,600	3,548,808
5.00%, 02/01/33	3,910	3,814,791
5.66%, 10/25/24	2,590	2,607,767
6.00%, 11/01/27	2,415	2,486,605
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1 day SOFR + 1.249%)(a)	3,370	2,937,865
3.24%, 10/05/26 (Call 08/05/26)	4,064	3,744,854
3.45%, 06/02/25 (Call 05/02/25)	4,214	4,010,548
3.50%, 06/07/24 (Call 05/07/24)	4,782	4,657,811
4.40%, 07/13/27 (Call 04/14/27)	4,563	4,333,299
4.50%, 07/17/25 (Call 04/17/25)	4,706	4,570,797
5.81%, 09/09/26 (Call 09/09/25), (1 day SOFR + 2.328%)(a)	2,185	2,186,704
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (1 day SOFR + 0.787%)(a)	2,730	2,586,811

Security	Par (000)	Value

Banks (continued)
1.53%, 08/21/26 (Call 08/21/25), (1 year CMT + 1.250%)(a)	$4,147	$3,707,045
1.67%, 06/14/27 (Call 06/14/26), (1 day SOFR + 0.989%)(a)	4,575	3,994,432
2.47%, 01/11/28 (Call 01/11/27), (1 day SOFR + 1.220%)(a)	2,273	1,993,262
2.90%, 03/15/32 (Call 03/15/31), (1 day SOFR + 1.475%)(a)	1,105	883,989
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(a)	5,771	5,245,954
6.53%, 01/10/29 (Call 01/10/28)	2,400	2,429,904
6.83%, 11/21/26 (Call 11/21/25), (1 day SOFR + 2.749%)(a)	2,050	2,085,342
Santander UK PLC, 4.00%, 03/13/24	3,612	3,563,382
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	1,171	1,067,331
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1 day SOFR + 0.560%)(a)	2,000	1,766,620
1.75%, 02/06/26 (Call 02/06/25), (1 day SOFR + 0.441%)(a)(b)	780	727,444
2.20%, 02/07/28 (Call 02/07/27), (1 day SOFR + 0.730%)(a)	2,100	1,887,585
2.20%, 03/03/31	1,095	880,435
2.35%, 11/01/25 (Call 11/01/24), (1 day SOFR + 0.940%)(a)	3,104	2,952,090
2.40%, 01/24/30	3,793	3,243,470
2.62%, 02/07/33 (Call 02/07/32), (1 day SOFR + 1.002%)(a)	2,845	2,336,399
2.65%, 05/19/26	3,256	3,041,625
2.90%, 03/30/26 (Call 10/30/25), (1 day SOFR + 2.600%)(a)	2,499	2,378,523
3.03%, 11/01/34 (Call 11/01/29), (1 day SOFR + 1.490%)(a)	1,200	1,025,808
3.15%, 03/30/31 (Call 03/30/30), (1 day SOFR + 2.650%)(a)	1,951	1,713,232
3.30%, 12/16/24	3,372	3,265,951
3.55%, 08/18/25	4,172	4,023,894
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	1,088	1,031,718
4.16%, 08/04/33 (Call 08/04/32), (1 day SOFR + 1.726%)(a)	1,745	1,600,497
4.42%, 05/13/33 (Call 05/13/32), (1 day SOFR + 1.605%)(a)	830	785,910
4.82%, 01/26/34 (Call 01/26/33)	1,795	1,732,355
4.86%, 01/26/26 (Call 01/26/25), (1 day SOFR + 0.604%)(a)	175	173,518
5.75%, 11/04/26 (Call 11/04/25), (1 day SOFR + 1.353%)(a)	1,780	1,805,116
5.82%, 11/04/28 (Call 11/04/27), (1 day SOFR + 1.715%)(a)	2,650	2,714,103
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	2,115	2,056,182
3.65%, 07/23/25	3,800	3,639,906
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,140	1,007,122
1.40%, 09/17/26	6,165	5,345,980
1.47%, 07/08/25	1,489	1,355,988
1.71%, 01/12/31	3,245	2,470,905
1.90%, 09/17/28	5,955	4,942,829

24	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.13%, 07/08/30	$3,890	$3,107,332
2.14%, 09/23/30	2,596	2,035,394
2.17%, 01/14/27	836	742,987
2.22%, 09/17/31	2,720	2,121,600
2.30%, 01/12/41	650	417,066
2.35%, 01/15/25	2,249	2,121,504
2.45%, 09/27/24	2,951	2,814,133
2.47%, 01/14/29	1,555	1,317,194
2.63%, 07/14/26	8,538	7,794,340
2.70%, 07/16/24	8,630	8,307,152
2.72%, 09/27/29	1,396	1,176,479
2.75%, 01/15/30	5,150	4,353,089
2.93%, 09/17/41	3,635	2,523,999
3.01%, 10/19/26	5,448	5,013,468
3.04%, 07/16/29	8,220	7,121,561
3.05%, 01/14/42(b)	2,185	1,561,707
3.20%, 09/17/29	1,626	1,392,149
3.35%, 10/18/27	3,714	3,416,546
3.36%, 07/12/27	2,606	2,408,882
3.45%, 01/11/27	3,112	2,901,224
3.54%, 01/17/28	3,931	3,623,871
3.78%, 03/09/26	6,554	6,260,774
3.94%, 07/19/28	3,554	3,321,639
4.31%, 10/16/28	3,372	3,195,375
5.46%, 01/13/26	4,450	4,439,320
5.52%, 01/13/28	5,660	5,663,283
5.71%, 01/13/30	4,245	4,275,861
5.77%, 01/13/33	4,315	4,356,295
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	2,040	1,780,777
1.80%, 02/02/31 (Call 11/02/30)	2,393	1,774,577
2.10%, 05/15/28 (Call 03/15/28)(b)	1,046	878,724
3.13%, 06/05/30 (Call 03/05/30)	1,980	1,670,368
3.50%, 01/29/25	2,707	2,612,661
4.35%, 04/29/28 (Call 04/29/27), (1 day SOFR + 1.713%)(a)	1,575	1,504,314
4.57%, 04/29/33 (Call 04/29/32), (1 day SOFR + 1.967%)(a)(b)	1,880	1,696,324
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	2,650	2,610,780
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	3,497	3,424,227
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	635	624,256
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	110	108,219
Toronto-Dominion Bank (The)
0.55%, 03/04/24	4,330	4,126,317
0.70%, 09/10/24	4,835	4,506,365
0.75%, 09/11/25	1,445	1,290,515
0.75%, 01/06/26	6,715	5,926,189
1.15%, 06/12/25	2,330	2,125,100
1.20%, 06/03/26	5,585	4,897,710
1.25%, 12/13/24	2,973	2,770,271
1.25%, 09/10/26	6,028	5,254,306
1.45%, 01/10/25	4,020	3,752,027
1.95%, 01/12/27	3,830	3,409,926
2.00%, 09/10/31	4,643	3,645,962
2.35%, 03/08/24	4,465	4,331,988
2.45%, 01/12/32	3,640	2,949,601
2.65%, 06/12/24	4,580	4,428,402
2.80%, 03/10/27	5,800	5,300,504
3.20%, 03/10/32	4,650	3,999,976

Security	Par (000)	Value

Banks (continued)
3.25%, 03/11/24	$5,841	$5,714,601
3.63%, 09/15/31 (Call 09/15/26), (5 year USD Swap + 2.205%)(a)	5,782	5,376,508
3.77%, 06/06/25	4,660	4,502,725
4.11%, 06/08/27	3,925	3,768,628
4.29%, 09/13/24	4,266	4,198,853
4.46%, 06/08/32	2,215	2,086,486
4.69%, 09/15/27	5,025	4,918,470
5.10%, 01/09/26	605	603,221
5.16%, 01/10/28	4,030	4,010,898
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	2,148	1,994,783
2.15%, 12/06/24 (Call 11/06/24)	5,326	5,052,031
2.25%, 03/11/30 (Call 12/11/29)	5,050	4,173,370
2.64%, 09/17/29 (Call 09/17/24), (5 year CMT + 1.150%)(a)	3,125	2,944,469
3.20%, 04/01/24 (Call 03/01/24)	4,351	4,252,058
3.30%, 05/15/26 (Call 04/15/26)	4,804	4,504,423
3.63%, 09/16/25 (Call 08/16/25)	5,059	4,855,881
3.80%, 10/30/26 (Call 09/30/26)	2,036	1,924,264
4.05%, 11/03/25 (Call 09/03/25)	2,800	2,720,984
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	3,882	3,305,484
1.20%, 08/05/25 (Call 07/03/25)	2,654	2,415,565
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(a)	1,865	1,660,615
1.89%, 06/07/29 (Call 06/07/28), (1 day SOFR + 0.862%)(a)	3,805	3,210,621
1.95%, 06/05/30 (Call 03/05/30)	1,155	934,603
2.50%, 08/01/24 (Call 07/01/24)	4,658	4,475,220
2.85%, 10/26/24 (Call 09/26/24)	4,699	4,538,388
3.70%, 06/05/25 (Call 05/05/25)	3,819	3,694,004
3.88%, 03/19/29 (Call 02/19/29)	2,671	2,480,184
4.00%, 05/01/25 (Call 03/01/25)	3,102	3,023,209
4.12%, 06/06/28 (Call 06/06/27), (1 day SOFR + 1.368%)(a)(b)	3,085	2,950,617
4.26%, 07/28/26 (Call 07/28/25), (1 day SOFR + 1.456%)(a)	3,841	3,744,668
4.87%, 01/26/29 (Call 01/26/28)	2,550	2,503,794
4.92%, 07/28/33 (Call 07/28/32), (1 day SOFR + 2.240%)(a)	4,910	4,627,822
5.12%, 01/26/34 (Call 01/26/33)	2,005	1,951,146
5.90%, 10/28/26 (Call 10/28/25), (1 day SOFR + 1.626%)(a)	4,460	4,531,182
6.12%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.300%)(a)	4,783	5,010,671
U.S. Bancorp, 4.65%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.230%)(a)	4,360	4,236,045
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	2,486	1,927,396
1.45%, 05/12/25 (Call 04/12/25)	5,356	4,942,677
2.22%, 01/27/28 (Call 01/27/27), (1 day SOFR + 0.730%)(a)	3,505	3,143,389
2.40%, 07/30/24 (Call 06/30/24)	6,035	5,797,764
2.49%, 11/03/36 (Call 11/03/31), (5 year CMT + 0.950%)(a)	4,855	3,733,689
2.68%, 01/27/33 (Call 01/27/32), (1 day SOFR + 1.020%)(a)	3,523	2,907,321
3.00%, 07/30/29 (Call 04/30/29)	2,598	2,282,421
3.10%, 04/27/26 (Call 03/27/26)	3,783	3,553,296

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.60%, 09/11/24 (Call 08/11/24)	$4,415	$4,309,746
3.90%, 04/26/28 (Call 03/26/28)	4,324	4,129,809
3.95%, 11/17/25 (Call 10/17/25)	2,641	2,564,253
4.55%, 07/22/28 (Call 07/22/27), (1 day SOFR + 1.660%)(a)	5,860	5,698,674
4.84%, 02/01/34 (Call 02/01/33)	4,115	3,938,261
4.97%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.110%)(a)	6,090	5,807,119
5.73%, 10/21/26 (Call 10/21/25), (1 day SOFR + 1.430%)(a)	5,185	5,243,798
5.85%, 10/21/33 (Call 10/21/32), (1 day SOFR + 2.090%)(a)	4,255	4,383,671
Series V, 2.38%, 07/22/26 (Call 06/22/26)	4,917	4,511,839
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,672	4,358,322
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	3,403	3,213,691
2.80%, 01/27/25 (Call 12/27/24)	3,952	3,788,150
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3 mo. SOFR + 2.360%)(a)	430	380,283
Wachovia Corp.
5.50%, 08/01/35	7,351	7,247,645
7.57%, 08/01/26(e)	355	377,244
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,610	1,480,878
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1 day SOFR + 0.510%)(a)	3,902	3,683,449
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	11,933	11,172,152
2.19%, 04/30/26 (Call 04/29/25), (1 day SOFR + 2.000%)(a)	8,296	7,717,188
2.39%, 06/02/28 (Call 06/02/27), (1 day SOFR + 2.100%)(a)	8,986	7,949,465
2.41%, 10/30/25 (Call 10/30/24), (1 day SOFR + 1.087%)(a)	10,705	10,153,050
2.57%, 02/11/31 (Call 02/11/30), (1 day SOFR + 1.262%)(a)	10,648	8,875,853
2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(a)	12,351	10,508,972
3.00%, 02/19/25	8,897	8,517,009
3.00%, 04/22/26	13,710	12,798,559
3.00%, 10/23/26	15,098	13,949,042
3.07%, 04/30/41 (Call 04/30/40), (1 day SOFR + 2.530%)(a)	13,970	10,160,940
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	9,848	9,138,353
3.30%, 09/09/24	9,404	9,133,165
3.35%, 03/02/33 (Call 03/02/32), (1 day SOFR + 1.500%)(a)	8,905	7,532,027
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(a)	10,570	9,792,154
3.55%, 09/29/25	10,315	9,878,263
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	13,509	12,501,904
3.90%, 05/01/45	7,306	5,797,603
3.91%, 04/25/26 (Call 04/25/25), (1 day SOFR + 1.320%)(a)	9,030	8,713,860
4.10%, 06/03/26	9,092	8,730,411
4.15%, 01/24/29 (Call 10/24/28)	6,572	6,155,335
4.30%, 07/22/27	6,586	6,369,189

Security	Par (000)	Value

Banks (continued)
4.40%, 06/14/46	$7,592	$6,208,206
4.48%, 04/04/31 (Call 04/04/30), (1 day SOFR + 4.032%)(a)	7,132	6,702,297
4.54%, 08/15/26 (Call 08/15/25), (1 day SOFR + 1.560%)(a)	3,940	3,844,455
4.61%, 04/25/53 (Call 04/25/52), (1 day SOFR + 2.130%)(a)	11,270	9,768,385
4.65%, 11/04/44	7,743	6,617,478
4.75%, 12/07/46	7,780	6,666,526
4.81%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.980%)(a)	7,840	7,634,827
4.90%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.100%)(a)	13,405	12,791,989
4.90%, 11/17/45	7,668	6,776,978
5.01%, 04/04/51 (Call 04/04/50), (1 day SOFR + 4.502%)(a)	19,066	17,558,833
5.38%, 02/07/35	1,085	1,083,199
5.38%, 11/02/43	6,363	6,019,843
5.61%, 01/15/44	9,068	8,834,499
5.95%, 12/01/86	1,980	2,044,885
Series B, 7.95%, 11/15/29(b)	389	446,016
Wells Fargo Bank NA
5.85%, 02/01/37	2,509	2,550,549
5.95%, 08/26/36	2,342	2,409,356
6.60%, 01/15/38	3,156	3,431,961
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.250%)(a)	2,412	2,099,984
Westpac Banking Corp.
1.02%, 11/18/24	3,390	3,158,361
1.15%, 06/03/26	8,350	7,354,763
1.95%, 11/20/28	5,005	4,268,364
2.15%, 06/03/31	5,410	4,499,713
2.35%, 02/19/25	4,422	4,185,644
2.65%, 01/16/30	4,164	3,637,962
2.67%, 11/15/35 (Call 11/15/30), (5 year CMT + 1.750%)(a)	3,389	2,602,311
2.70%, 08/19/26	4,001	3,695,164
2.85%, 05/13/26	7,450	6,941,537
2.89%, 02/04/30 (Call 02/04/25), (5 year CMT + 1.350%)(a)	5,873	5,463,358
2.96%, 11/16/40	2,346	1,592,606
3.02%, 11/18/36 (Call 11/18/31), (5 year CMT + 1.530%)(a)	4,420	3,387,532
3.13%, 11/18/41	4,709	3,229,197
3.35%, 03/08/27	4,030	3,789,369
3.40%, 01/25/28	4,435	4,120,514
3.74%, 08/26/25	50	48,359
4.04%, 08/26/27	1,536	1,482,179
4.11%, 07/24/34 (Call 07/24/29), (5 year CMT + 2.000%)(a)	4,758	4,201,885
4.32%, 11/23/31 (Call 11/23/26), (5 year USD ICE Swap + 2.236%)(a)	5,708	5,379,904
4.42%, 07/24/39	4,067	3,432,670
5.35%, 10/18/24	1,175	1,177,550
5.41%, 08/10/33 (Call 08/10/32), (1 year CMT + 2.680%)(a)	1,155	1,106,906
5.46%, 11/18/27	6,627	6,741,448
Wintrust Financial Corp., 4.85%, 06/06/29	782	712,887
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	1,856	1,544,266

		4,865,151,589

26	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	$19,248	$18,060,013
4.90%, 02/01/46 (Call 08/01/45)	31,101	28,551,962
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	125	103,329
4.63%, 02/01/44	4,703	4,199,638
4.70%, 02/01/36 (Call 08/01/35)	3,376	3,175,060
4.90%, 02/01/46 (Call 08/01/45)	5,009	4,576,623
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	2,651	2,414,107
3.65%, 02/01/26 (Call 11/01/25)	13,274	12,721,802
3.75%, 07/15/42	95	76,730
4.00%, 04/13/28 (Call 01/13/28)	9,909	9,462,798
4.35%, 06/01/40 (Call 12/01/39)	5,219	4,577,741
4.38%, 04/15/38 (Call 10/15/37)	3,803	3,393,835
4.44%, 10/06/48 (Call 04/06/48)	6,610	5,686,980
4.50%, 06/01/50 (Call 12/01/49)	550	484,281
4.60%, 04/15/48 (Call 10/15/47)	5,770	5,087,351
4.60%, 06/01/60 (Call 12/01/59)	230	198,520
4.75%, 01/23/29 (Call 10/23/28)	13,532	13,312,240
4.75%, 04/15/58 (Call 10/15/57)	915	817,058
4.90%, 01/23/31 (Call 10/23/30)	2,824	2,824,508
4.95%, 01/15/42	4,885	4,561,173
5.45%, 01/23/39 (Call 07/23/38)	8,080	8,063,678
5.55%, 01/23/49 (Call 07/23/48)	13,760	13,867,190
5.80%, 01/23/59 (Call 07/23/58)	7,206	7,434,430
5.88%, 06/15/35	620	641,712
8.00%, 11/15/39	1,390	1,702,264
8.20%, 01/15/39	4,636	5,785,635
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	530	512,966
4.00%, 04/15/38 (Call 10/15/37)	896	787,396
4.50%, 07/15/45 (Call 01/15/45)	1,490	1,343,354
Coca-Cola Co. (The)
1.00%, 03/15/28	2,789	2,335,592
1.38%, 03/15/31	2,250	1,750,252
1.45%, 06/01/27	1,962	1,723,539
1.50%, 03/05/28(b)	2,320	2,010,582
1.65%, 06/01/30	4,049	3,281,026
1.75%, 09/06/24	4,703	4,517,514
2.00%, 03/05/31	2,624	2,154,042
2.13%, 09/06/29	5,288	4,522,456
2.25%, 01/05/32	8,760	7,231,643
2.50%, 06/01/40	3,088	2,242,691
2.50%, 03/15/51	4,750	3,108,780
2.60%, 06/01/50	6,069	4,061,557
2.75%, 06/01/60	3,991	2,626,597
2.88%, 05/05/41	5,935	4,522,767
2.90%, 05/25/27	3,278	3,068,831
3.00%, 03/05/51	3,135	2,284,380
3.38%, 03/25/27	2,542	2,425,297
3.45%, 03/25/30	6,183	5,685,701
4.20%, 03/25/50	2,381	2,190,544
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,192	3,082,004
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	1,983	1,509,539
2.75%, 01/22/30 (Call 10/22/29)	2,438	2,117,232
5.25%, 11/26/43	2,427	2,418,797

Security	Par (000)	Value

Beverages (continued)
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	$350	$275,597
2.88%, 05/01/30 (Call 02/01/30)	2,950	2,504,845
3.15%, 08/01/29 (Call 05/01/29)	3,462	3,037,628
3.50%, 05/09/27 (Call 02/09/27)	2,095	1,970,368
3.60%, 05/09/24	1,775	1,738,612
3.60%, 02/15/28 (Call 11/15/27)	1,715	1,588,725
3.70%, 12/06/26 (Call 09/06/26)	2,825	2,669,710
3.75%, 05/01/50 (Call 11/01/49)	2,270	1,690,378
4.10%, 02/15/48 (Call 08/15/47)	1,846	1,449,350
4.35%, 05/09/27 (Call 04/09/27)	2,465	2,381,313
4.40%, 11/15/25 (Call 09/15/25)	2,164	2,112,194
4.50%, 05/09/47 (Call 11/09/46)	2,220	1,859,561
4.65%, 11/15/28 (Call 08/15/28)	2,682	2,592,663
4.75%, 11/15/24	3,233	3,198,827
4.75%, 12/01/25	1,887	1,863,639
4.75%, 05/09/32 (Call 02/09/32)	620	590,035
5.00%, 02/02/26 (Call 02/02/24)	400	396,332
5.25%, 11/15/48 (Call 05/15/48)	2,030	1,890,580
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	2,956	2,689,162
2.00%, 04/29/30 (Call 01/29/30)	4,226	3,477,491
2.13%, 10/24/24 (Call 09/24/24)	3,635	3,454,050
2.13%, 04/29/32 (Call 01/29/32)	3,443	2,740,972
2.38%, 10/24/29 (Call 07/24/29)	2,035	1,722,811
3.88%, 05/18/28 (Call 02/18/28)	1,439	1,372,489
3.88%, 04/29/43 (Call 10/29/42)	2,262	1,890,014
5.20%, 10/24/25	3,485	3,512,880
5.30%, 10/24/27 (Call 09/24/27)	3,150	3,197,691
5.50%, 01/24/33 (Call 10/24/32)	2,350	2,437,537
5.88%, 09/30/36	2,725	2,869,152
Diageo Investment Corp.
4.25%, 05/11/42	722	653,742
7.45%, 04/15/35	1,985	2,363,182
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	9,712	7,384,228
4.38%, 05/10/43	1,066	938,080
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/31/23)	4,319	4,109,960
2.25%, 03/15/31 (Call 12/15/30)	2,953	2,365,589
2.55%, 09/15/26 (Call 06/15/26)	2,163	1,976,376
3.20%, 05/01/30 (Call 02/01/30)	1,194	1,039,652
3.35%, 03/15/51 (Call 09/15/50)	3,070	2,106,818
3.40%, 11/15/25 (Call 08/15/25)	2,949	2,808,598
3.43%, 06/15/27 (Call 03/15/27)	2,818	2,633,844
3.80%, 05/01/50 (Call 11/01/49)	1,775	1,329,280
3.95%, 04/15/29 (Call 02/15/29)	4,195	3,879,620
4.05%, 04/15/32 (Call 01/15/32)	3,485	3,151,137
4.42%, 05/25/25 (Call 03/25/25)	1,160	1,137,160
4.42%, 12/15/46 (Call 06/15/46)	1,739	1,445,161
4.50%, 11/15/45 (Call 05/15/45)(b)	3,085	2,629,469
4.50%, 04/15/52 (Call 10/15/51)	2,530	2,117,205
4.60%, 05/25/28 (Call 02/25/28)	1,240	1,203,507
5.09%, 05/25/48 (Call 11/25/47)	50	45,864
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	5,036	4,656,034
4.20%, 07/15/46 (Call 01/15/46)	6,587	5,140,495
5.00%, 05/01/42	4,257	3,808,866
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	2,830	2,221,493

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
1.63%, 05/01/30 (Call 02/01/30)	$4,343	$3,525,604
1.95%, 10/21/31 (Call 07/21/31)	5,035	4,053,729
2.25%, 03/19/25 (Call 02/19/25)	7,181	6,805,362
2.38%, 10/06/26 (Call 07/06/26)	4,754	4,384,567
2.63%, 03/19/27 (Call 01/19/27)	2,453	2,268,044
2.63%, 07/29/29 (Call 04/29/29)	4,093	3,612,318
2.63%, 10/21/41 (Call 04/21/41)	4,310	3,161,773
2.75%, 04/30/25 (Call 01/30/25)	2,721	2,597,929
2.75%, 03/19/30 (Call 12/19/29)	6,218	5,481,789
2.75%, 10/21/51 (Call 04/21/51)	3,605	2,501,401
2.85%, 02/24/26 (Call 11/24/25)	3,280	3,100,486
2.88%, 10/15/49 (Call 04/15/49)	3,387	2,436,167
3.00%, 10/15/27 (Call 07/15/27)	5,331	4,963,108
3.38%, 07/29/49 (Call 01/29/49)	2,010	1,593,287
3.45%, 10/06/46 (Call 04/06/46)	3,479	2,807,449
3.50%, 07/17/25 (Call 04/17/25)	3,971	3,844,643
3.50%, 03/19/40 (Call 09/19/39)	225	186,179
3.60%, 03/01/24 (Call 12/01/23)	4,702	4,641,626
3.60%, 02/18/28 (Call 01/18/28)	3,555	3,391,506
3.60%, 08/13/42	460	385,080
3.63%, 03/19/50 (Call 09/19/49)	3,469	2,859,011
3.88%, 03/19/60 (Call 09/19/59)	235	197,957
3.90%, 07/18/32 (Call 04/18/32)	5,525	5,192,892
4.00%, 03/05/42	740	656,410
4.00%, 05/02/47 (Call 11/02/46)	1,035	918,925
4.20%, 07/18/52 (Call 01/18/52)	2,505	2,268,227
4.25%, 10/22/44 (Call 04/22/44)	300	267,342
4.45%, 05/15/28 (Call 04/15/28)	2,450	2,430,081
4.45%, 02/15/33 (Call 11/15/32)	2,450	2,410,555
4.45%, 04/14/46 (Call 10/14/45)	1,200	1,135,056
4.55%, 02/13/26 (Call 01/13/26)	2,550	2,533,450
4.65%, 02/15/53 (Call 08/15/52)	2,450	2,400,877
4.88%, 11/01/40	620	626,901
7.00%, 03/01/29	2,635	2,960,185

		452,215,619

Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	7,443	6,233,364
1.90%, 02/21/25 (Call 01/21/25)	2,792	2,611,051
2.00%, 01/15/32 (Call 10/15/31)	5,930	4,588,456
2.20%, 02/21/27 (Call 12/21/26)	2,642	2,367,972
2.30%, 02/25/31 (Call 11/25/30)	6,731	5,452,581
2.45%, 02/21/30 (Call 11/21/29)	2,782	2,335,712
2.60%, 08/19/26 (Call 05/19/26)(b)	5,929	5,444,364
2.77%, 09/01/53 (Call 03/01/53)	6,074	3,665,355
2.80%, 08/15/41 (Call 02/15/41)	6,105	4,198,714
3.00%, 02/22/29 (Call 12/22/28)	960	854,054
3.00%, 01/15/52 (Call 07/15/51)	6,527	4,176,954
3.13%, 05/01/25 (Call 02/01/25)	4,777	4,564,853
3.15%, 02/21/40 (Call 08/21/39)	6,297	4,628,547
3.20%, 11/02/27 (Call 08/02/27)	2,947	2,724,177
3.35%, 02/22/32 (Call 11/22/31)	2,691	2,330,621
3.38%, 02/21/50 (Call 08/21/49)	7,395	5,155,868
3.63%, 05/22/24 (Call 02/22/24)	6,585	6,438,945
4.05%, 08/18/29 (Call 06/18/29)	6,175	5,757,076
4.20%, 03/01/33 (Call 12/01/32)(b)	5,840	5,368,070
4.20%, 02/22/52 (Call 08/22/51)	2,939	2,365,542
4.40%, 05/01/45 (Call 11/01/44)	7,664	6,409,786
4.40%, 02/22/62 (Call 08/22/61)	2,826	2,268,317
4.56%, 06/15/48 (Call 12/15/47)	6,594	5,666,620

Security	Par (000)	Value

Biotechnology (continued)
4.66%, 06/15/51 (Call 12/15/50)	$10,170	$8,781,287
4.88%, 03/01/53 (Call 09/01/52)	2,325	2,068,855
4.95%, 10/01/41	3,712	3,387,905
5.15%, 03/02/28 (Call 02/02/28)	12,205	12,156,302
5.15%, 11/15/41 (Call 05/15/41)	1,935	1,791,733
5.25%, 03/02/25	12,325	12,299,857
5.25%, 03/02/30 (Call 01/02/30)	12,765	12,700,664
5.25%, 03/02/33 (Call 12/02/32)	13,410	13,310,498
5.51%, 03/02/26 (Call 03/02/24)	250	249,513
5.60%, 03/02/43 (Call 09/02/42)	12,130	11,983,227
5.65%, 06/15/42 (Call 12/15/41)	470	468,322
5.65%, 03/02/53 (Call 09/02/52)	10,830	10,740,869
5.75%, 03/02/63 (Call 09/02/62)	7,650	7,544,277
6.38%, 06/01/37	440	471,016
6.40%, 02/01/39	1,615	1,718,360
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	2,715	2,632,545
5.25%, 06/23/45 (Call 12/23/44)	1,728	1,640,995
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	6,925	5,609,112
3.15%, 05/01/50 (Call 11/01/49)	8,111	5,373,781
3.25%, 02/15/51 (Call 08/15/50)	4,656	3,134,745
4.05%, 09/15/25 (Call 06/15/25)	5,839	5,652,911
5.20%, 09/15/45 (Call 03/15/45)	447	437,595
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	1,471	1,367,706
3.70%, 03/15/32 (Call 12/15/31)	2,335	2,036,003
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,087	3,453,392
1.65%, 10/01/30 (Call 07/01/30)	3,677	2,905,860
2.60%, 10/01/40 (Call 04/01/40)	4,011	2,794,865
2.80%, 10/01/50 (Call 04/01/50)	5,150	3,345,440
2.95%, 03/01/27 (Call 12/01/26)	3,790	3,509,995
3.50%, 02/01/25 (Call 11/01/24)	2,391	2,315,707
3.65%, 03/01/26 (Call 12/01/25)	7,443	7,109,554
3.70%, 04/01/24 (Call 01/01/24)	7,519	7,386,290
4.00%, 09/01/36 (Call 03/01/36)	2,913	2,566,994
4.15%, 03/01/47 (Call 09/01/46)	7,340	6,143,066
4.50%, 02/01/45 (Call 08/01/44)	5,465	4,803,680
4.60%, 09/01/35 (Call 03/01/35)	4,368	4,146,673
4.75%, 03/01/46 (Call 09/01/45)	8,563	7,746,689
4.80%, 04/01/44 (Call 10/01/43)	3,446	3,172,353
5.65%, 12/01/41 (Call 06/01/41)	3,127	3,207,614
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	405	323,789
5.75%, 12/13/27 (Call 11/13/27)	4,145	4,164,896
5.80%, 12/12/25 (Call 11/12/25)	4,170	4,207,864
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	5,342	4,158,640
2.80%, 09/15/50 (Call 03/15/50)	2,658	1,665,769
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	2,116	1,893,735
1.75%, 09/02/27 (Call 07/02/27)	3,166	2,680,906
2.15%, 09/02/31 (Call 06/02/31)	1,994	1,517,693
2.20%, 09/02/30 (Call 06/02/30)	2,499	1,958,941
3.30%, 09/02/40 (Call 03/02/40)	2,697	1,881,454
3.35%, 09/02/51 (Call 03/02/51)	3,185	1,980,019
3.55%, 09/02/50 (Call 03/02/50)	5,247	3,413,383

		317,620,338

28	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	$926	$869,875
2.49%, 02/15/27 (Call 12/15/26)	1,068	963,197
2.70%, 02/15/31 (Call 11/15/30)	3,335	2,754,710
2.72%, 02/15/30 (Call 11/15/29)	6,483	5,467,827
3.38%, 04/05/40 (Call 10/05/39)	6,820	5,112,067
3.58%, 04/05/50 (Call 10/05/49)	6,271	4,520,701
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,800	1,409,202
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	3,002	2,557,524
4.00%, 06/15/25 (Call 03/15/25)	1,360	1,311,570
4.00%, 03/25/32 (Call 12/25/31)	1,855	1,608,007
4.50%, 03/25/52 (Call 09/25/51)	2,161	1,621,722
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	448	437,141
3.90%, 02/14/26 (Call 11/14/25)	2,151	2,071,822
4.50%, 02/15/47 (Call 08/15/46)	1,867	1,588,238
4.63%, 07/02/44 (Call 01/02/44)	2,370	2,080,742
4.95%, 07/02/64 (Call 01/02/64)(e)	1,730	1,505,861
5.13%, 09/14/45 (Call 03/14/45)	520	484,052
6.00%, 01/15/36	509	526,505
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,670	2,130,340
2.00%, 09/16/31 (Call 06/16/31)	2,215	1,747,081
4.90%, 12/01/32 (Call 09/01/32)	1,770	1,741,574
Lafarge SA, 7.13%, 07/15/36	850	913,971
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,700	1,542,665
1.70%, 08/01/27 (Call 06/01/27)	1,053	899,494
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	1,820	1,450,540
3.20%, 07/15/51 (Call 01/15/51)	2,245	1,519,438
3.45%, 06/01/27 (Call 03/01/27)	1,113	1,035,992
3.50%, 12/15/27 (Call 09/15/27)	3,529	3,308,402
4.25%, 07/02/24 (Call 04/02/24)	560	551,589
4.25%, 12/15/47 (Call 06/15/47)	3,000	2,475,060
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,796	2,314,920
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,567	2,126,041
2.00%, 10/01/30 (Call 07/01/30)	1,774	1,383,596
2.00%, 02/15/31 (Call 11/15/30)	910	704,331
3.13%, 02/15/51 (Call 08/15/50)	1,296	828,144
3.50%, 11/15/27 (Call 08/15/27)(b)	1,823	1,690,668
4.50%, 05/15/47 (Call 11/15/46)(b)	1,715	1,392,563
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(b)	1,700	1,483,624
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	3,383	3,166,285
3.88%, 06/01/30 (Call 03/01/30)	1,800	1,630,386
3.95%, 08/15/29 (Call 05/15/29)	2,378	2,183,099
4.20%, 12/01/24 (Call 09/01/24)	2,041	1,996,098
4.30%, 07/15/47 (Call 01/15/47)	2,336	1,864,058
4.40%, 01/30/48 (Call 07/30/47)	1,819	1,470,625
7.00%, 12/01/36	1,310	1,428,319
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,353	2,215,161
4.30%, 02/21/48 (Call 08/21/47)	1,103	903,059
5.75%, 06/15/43	1,717	1,732,762

Security	Par (000)	Value

Building Materials (continued)
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	$2,102	$1,992,906
3.55%, 11/01/24 (Call 08/01/24)	3,400	3,300,244
3.80%, 03/21/29 (Call 12/21/28)	3,035	2,795,812
4.50%, 03/21/49 (Call 09/21/48)	1,395	1,170,391
4.65%, 11/01/44 (Call 05/01/44)	1,223	1,045,445
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,535	3,133,530
3.90%, 04/01/27 (Call 01/01/27)	1,081	1,030,982
4.50%, 04/01/25 (Call 01/01/25)	1,582	1,559,109
4.50%, 06/15/47 (Call 12/15/46)	2,939	2,515,431
4.70%, 03/01/48 (Call 09/01/47)(b)	1,593	1,399,817

		106,664,315

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	3,650	3,330,333
1.85%, 05/15/27 (Call 03/15/27)	5,487	4,883,265
2.05%, 05/15/30 (Call 02/15/30)	3,352	2,800,998
2.70%, 05/15/40 (Call 11/15/39)	1,991	1,471,508
2.80%, 05/15/50 (Call 11/15/49)	3,942	2,725,814
3.35%, 07/31/24 (Call 04/30/24)	1,834	1,787,912
4.80%, 03/03/33 (Call 12/03/32)	2,730	2,722,793
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	1,900	1,853,412
5.05%, 06/01/32 (Call 03/01/32)	380	361,433
5.45%, 12/01/44 (Call 06/01/44)	1,820	1,680,624
5.65%, 06/01/52 (Call 12/01/51)	80	75,282
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	500	450,410
5.00%, 06/30/32 (Call 03/30/32)	2,325	2,191,545
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	1,935	1,648,175
3.50%, 05/08/24 (Call 04/08/24)	2,448	2,381,684
5.90%, 07/05/24	2,430	2,427,011
6.05%, 03/15/25	5,320	5,300,422
6.17%, 07/15/27 (Call 06/15/27)	7,335	7,275,660
6.33%, 07/15/29 (Call 05/15/29)	1,845	1,816,550
6.38%, 07/15/32 (Call 04/15/32)	3,200	3,106,880
CF Industries Inc.
4.95%, 06/01/43	2,740	2,293,654
5.15%, 03/15/34	3,256	3,028,438
5.38%, 03/15/44	2,862	2,525,887
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(b)	791	639,183
3.60%, 11/15/50 (Call 05/15/50)	1,376	992,674
4.25%, 10/01/34 (Call 04/01/34)	3,017	2,688,026
4.38%, 11/15/42 (Call 05/15/42)	4,747	3,997,401
4.63%, 10/01/44 (Call 04/01/44)	2,350	2,022,128
4.80%, 11/30/28 (Call 08/30/28)	2,687	2,634,550
4.80%, 05/15/49 (Call 11/15/48)	2,805	2,394,432
5.25%, 11/15/41 (Call 05/15/41)	4,226	3,973,877
5.55%, 11/30/48 (Call 05/30/48)	2,978	2,832,852
6.30%, 03/15/33 (Call 12/15/32)	825	872,990
6.90%, 05/15/53 (Call 11/15/52)	1,275	1,424,392
7.38%, 11/01/29	2,884	3,201,327
9.40%, 05/15/39	1,782	2,362,237
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	9,633	9,473,767
4.73%, 11/15/28 (Call 08/15/28)	8,192	8,052,982
5.32%, 11/15/38 (Call 05/15/38)	5,450	5,292,767

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.42%, 11/15/48 (Call 05/15/48)	$6,419	$6,156,014
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	4,754	4,611,380
4.50%, 12/01/28 (Call 09/01/28)(b)	758	725,156
4.65%, 10/15/44 (Call 04/15/44)	3,428	2,855,798
4.80%, 09/01/42 (Call 03/01/42)	1,757	1,522,757
5.75%, 03/08/33 (Call 12/08/32)	1,345	1,335,639
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	4,690	3,581,753
1.65%, 02/01/27 (Call 01/01/27)(b)	1,012	894,800
2.13%, 02/01/32 (Call 11/01/31)	3,060	2,441,452
2.13%, 08/15/50 (Call 02/15/50)(b)	1,068	609,273
2.70%, 11/01/26 (Call 08/01/26)	3,949	3,641,017
2.70%, 12/15/51 (Call 06/15/51)	2,020	1,282,579
2.75%, 08/18/55 (Call 02/18/55)	5,829	3,581,862
3.25%, 12/01/27 (Call 09/01/27)	1,615	1,504,146
3.95%, 12/01/47 (Call 06/01/47)(b)	610	506,355
4.80%, 03/24/30 (Call 12/24/29)	2,438	2,408,720
5.25%, 01/15/28 (Call 12/15/27)	3,035	3,065,168
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	5,555	5,120,377
2.30%, 07/15/30 (Call 04/15/30)	3,272	2,748,218
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	1,988	1,855,480
3.45%, 10/01/29 (Call 07/01/29)	1,991	1,759,686
4.50%, 10/01/49 (Call 04/01/49)	2,180	1,765,844
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	2,430	1,933,940
4.50%, 05/01/29 (Call 02/01/29)	3,410	3,108,385
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,260	1,711,792
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,308,926
5.00%, 09/26/48 (Call 03/26/48)	2,217	1,838,735
Linde Inc., 4.80%, 12/05/24	25	25,003
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	4,667	3,609,318
2.00%, 08/10/50 (Call 02/10/50)	1,845	1,052,130
2.65%, 02/05/25 (Call 11/05/24)	4,820	4,599,630
3.20%, 01/30/26 (Call 10/30/25)	3,779	3,638,950
3.55%, 11/07/42 (Call 05/07/42)	1,877	1,512,618
4.70%, 12/05/25 (Call 11/05/25)	4,400	4,393,312
Lubrizol Corp. (The), 6.50%, 10/01/34	212	242,117
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	3,790	3,207,325
5.25%, 07/15/43	509	452,582
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	225	210,303
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	1,997	1,789,372
2.25%, 10/01/30 (Call 07/01/30)	1,666	1,333,916
3.38%, 10/01/40 (Call 04/01/40)	3,113	2,233,827
3.63%, 04/01/51 (Call 04/01/50)	4,556	3,122,637
3.80%, 10/01/60 (Call 04/01/60)	3,666	2,443,719
4.20%, 10/15/49 (Call 04/15/49)	3,093	2,331,163
4.20%, 05/01/50 (Call 11/01/49)	4,357	3,286,877
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,702	2,960,341
5.75%, 04/15/24 (Call 01/15/24)	2,117	2,116,111
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,098,427

Security	Par (000)	Value

Chemicals (continued)
4.88%, 11/15/41 (Call 05/15/41)	$1,090	$954,480
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,499,964
5.63%, 11/15/43 (Call 05/15/43)	923	875,558
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	1,731	1,392,399
Nutrien Ltd. 2.95%, 05/13/30 (Call 02/13/30)	1,109	945,733
3.00%, 04/01/25 (Call 01/01/25)	2,185	2,077,301
3.95%, 05/13/50 (Call 11/13/49)	1,370	1,044,762
4.00%, 12/15/26 (Call 09/15/26)	2,199	2,112,865
4.13%, 03/15/35 (Call 09/15/34)	2,375	2,055,230
4.20%, 04/01/29 (Call 01/01/29)	2,770	2,612,304
4.90%, 06/01/43 (Call 12/01/42)	2,419	2,161,304
5.00%, 04/01/49 (Call 10/01/48)	2,559	2,302,946
5.25%, 01/15/45 (Call 07/15/44)	1,712	1,581,357
5.63%, 12/01/40	951	921,861
5.88%, 12/01/36	2,029	2,039,794
5.90%, 11/07/24	1,817	1,826,794
5.95%, 11/07/25	2,470	2,505,988
6.13%, 01/15/41 (Call 07/15/40)	135	137,877
PPG Industries Inc. 1.20%, 03/15/26 (Call 02/15/26)	4,630	4,097,967
2.40%, 08/15/24 (Call 07/15/24)	1,452	1,392,337
2.55%, 06/15/30 (Call 03/15/30)	1,117	936,794
2.80%, 08/15/29 (Call 05/15/29)	1,765	1,519,683
3.75%, 03/15/28 (Call 12/15/27)	4,171	3,930,000
Rohm & Haas Co., 7.85%, 07/15/29	2,649	2,938,112
RPM International Inc. 2.95%, 01/15/32 (Call 10/15/31)	1,775	1,401,487
3.75%, 03/15/27 (Call 12/15/26)	3,185	2,979,472
4.25%, 01/15/48 (Call 07/15/47)	1,056	798,674
4.55%, 03/01/29 (Call 12/01/28)	1,754	1,627,098
5.25%, 06/01/45 (Call 12/01/44)	1,450	1,266,300
Sherwin-Williams Co. (The) 2.20%, 03/15/32 (Call 12/15/31)	2,242	1,752,751
2.30%, 05/15/30 (Call 02/15/30)	2,413	1,985,127
2.90%, 03/15/52 (Call 09/15/51)	2,085	1,283,088
2.95%, 08/15/29 (Call 05/15/29)	2,827	2,450,472
3.13%, 06/01/24 (Call 04/01/24)	2,122	2,061,735
3.30%, 05/15/50 (Call 11/15/49)	1,975	1,346,693
3.45%, 08/01/25 (Call 05/01/25)	2,345	2,246,299
3.45%, 06/01/27 (Call 03/01/27)	5,740	5,381,250
3.80%, 08/15/49 (Call 02/15/49)	2,105	1,574,435
3.95%, 01/15/26 (Call 10/15/25)	2,291	2,211,090
4.00%, 12/15/42 (Call 06/15/42)	1,090	866,256
4.05%, 08/08/24	15	14,711
4.25%, 08/08/25	2,225	2,168,552
4.50%, 06/01/47 (Call 12/01/46)	4,783	4,016,094
4.55%, 08/01/45 (Call 02/01/45)	782	658,342
Westlake Corp. 0.88%, 08/15/24 (Call 03/31/23)	1,745	1,632,256
2.88%, 08/15/41 (Call 02/15/41)	728	479,009
3.13%, 08/15/51 (Call 02/15/51)	3,130	1,936,406
3.38%, 06/15/30 (Call 03/15/30)	1,535	1,329,770
3.38%, 08/15/61 (Call 02/15/61)	2,435	1,482,233
3.60%, 08/15/26 (Call 05/15/26)	4,159	3,911,082
4.38%, 11/15/47 (Call 05/15/47)	780	610,420
5.00%, 08/15/46 (Call 02/15/46)	3,485	2,937,925

		316,802,642

30	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	$1,790	$1,426,075
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	6,017	4,729,482
1.70%, 05/15/28 (Call 03/15/28)	3,330	2,873,224
3.38%, 09/15/25 (Call 06/15/25)	4,701	4,529,366
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,783	2,373,871
3.88%, 08/15/30 (Call 05/15/30)	1,653	1,447,631
5.25%, 10/01/25 (Call 07/01/25)	1,034	1,022,729
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	1,850	1,353,793
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	2,045	1,325,201
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	569	387,916
4.32%, 08/01/45	707	630,743
4.70%, 11/01/2111	1,594	1,402,863
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/21)	1,103	1,065,399
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	1,655	1,593,881
3.70%, 04/01/27 (Call 01/01/27)	5,447	5,200,142
4.00%, 05/01/32 (Call 02/01/32)	2,175	2,016,877
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/21)	510	346,683
Duke University
Series 2020, 2.68%, 10/01/44	861	639,542
Series 2020, 2.76%, 10/01/50(b)	1,268	884,100
Series 2020, 2.83%, 10/01/55	2,335	1,598,307
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(b)	318	264,891
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	1,868	1,343,578
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	2,945	2,317,686
2.60%, 12/01/24 (Call 11/01/24)	4,319	4,106,462
2.60%, 12/15/25 (Call 11/15/25)	1,567	1,449,616
3.10%, 05/15/30 (Call 02/15/30)	2,641	2,248,864
5.10%, 12/15/27 (Call 11/15/27)	1,950	1,930,734
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(b)	910	589,735
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	2,372	1,444,880
George Washington University (The)
4.87%, 09/15/45	1,505	1,422,993
Series 2014, 4.30%, 09/15/44	710	621,747
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	3,021	2,603,709
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	1,199	795,596
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	836	759,514
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,258	1,076,370
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	2,437	2,131,303
1.50%, 11/15/24 (Call 10/15/24)	904	841,443
2.15%, 01/15/27 (Call 12/15/26)	4,437	3,890,317
2.65%, 02/15/25 (Call 01/15/24)	2,458	2,319,492
2.90%, 05/15/30 (Call 02/15/30)	3,339	2,747,964
2.90%, 11/15/31 (Call 08/15/31)	3,014	2,394,111
3.20%, 08/15/29 (Call 05/15/29)	5,192	4,415,121
4.15%, 08/15/49 (Call 02/15/49)	1,984	1,435,206

Security	Par (000)	Value

Commercial Services (continued)
4.45%, 06/01/28 (Call 03/01/28)	$1,855	$1,732,551
4.80%, 04/01/26 (Call 01/01/26)	4,592	4,469,715
4.95%, 08/15/27 (Call 07/15/27)	1,194	1,155,708
5.30%, 08/15/29 (Call 06/15/29)	1,865	1,794,951
5.40%, 08/15/32 (Call 05/15/32)	1,690	1,616,536
5.95%, 08/15/52 (Call 02/15/52)	2,335	2,154,738
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	2,945	2,525,868
2.65%, 07/15/31 (Call 04/15/31)	2,942	2,232,596
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	863	706,409
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)	1,100	1,097,778
Series 2013, 4.08%, 07/01/53	1,898	1,648,166
Series A, 2.81%, 01/01/60 (Call 07/01/59)	1,000	647,260
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	1,280	1,119,296
2.41%, 06/01/50 (Call 12/01/49)	1,690	1,119,693
3.65%, 05/01/48 (Call 11/01/47)	2,666	2,255,089
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	1,013	760,854
3.89%, 07/01/2116	473	356,335
3.96%, 07/01/38	629	577,774
4.68%, 07/01/2114	2,428	2,201,322
5.60%, 07/01/2111	2,890	3,123,223
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,121	1,577,769
Series G, 2.29%, 07/01/51 (Call 01/01/51)	1,344	852,378
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(b)	2,772	2,186,720
2.75%, 08/19/41 (Call 02/19/41)	2,645	1,826,055
3.10%, 11/29/61 (Call 05/29/61)	2,225	1,383,972
3.25%, 01/15/28 (Call 10/15/27)	2,339	2,152,207
3.25%, 05/20/50 (Call 11/20/49)	1,553	1,081,043
3.75%, 03/24/25 (Call 02/24/25)	770	745,129
3.75%, 02/25/52 (Call 08/25/51)	1,140	866,924
4.25%, 02/01/29 (Call 11/01/28)	2,481	2,359,580
4.25%, 08/08/32 (Call 05/08/32)	1,985	1,837,098
4.88%, 12/17/48 (Call 06/17/48)	2,640	2,388,144
5.25%, 07/15/44	1,201	1,147,688
Northeastern University, Series 2020, 2.89%, 10/01/50	1,536	1,050,547
Northwestern University
4.64%, 12/01/44	975	939,705
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,534	1,247,817
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	1,919	1,326,183
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	4,434	4,107,791
2.30%, 06/01/30 (Call 03/01/30)	4,639	3,822,258
2.40%, 10/01/24 (Call 09/01/24)	5,140	4,922,989
2.65%, 10/01/26 (Call 08/01/26)	4,801	4,433,868
2.85%, 10/01/29 (Call 07/01/29)	5,689	4,937,938
3.25%, 06/01/50 (Call 12/01/49)	4,527	3,132,458
4.40%, 06/01/32 (Call 03/01/32)	3,665	3,449,645
5.05%, 06/01/52 (Call 12/01/51)	2,945	2,687,165
5.25%, 06/01/62 (Call 12/01/61)	2,460	2,250,949
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	2,114	1,427,140
3.15%, 07/15/46 (Call 01/15/46)	1,245	966,232
3.30%, 07/15/56 (Call 01/15/56)	1,846	1,420,811
3.75%, 11/15/52 (Call 05/15/52)	110	94,223
4.88%, 10/15/40(b)	745	753,515

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Quanta Services Inc.
0.95%, 10/01/24 (Call 03/31/23)	$2,645	$2,454,983
2.35%, 01/15/32 (Call 10/15/31)	1,726	1,318,319
2.90%, 10/01/30 (Call 07/01/30)	3,411	2,824,410
3.05%, 10/01/41 (Call 04/01/41)	1,885	1,261,122
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,429	1,230,712
4.00%, 03/18/29 (Call 12/18/28)	5,947	5,504,959
4.75%, 05/20/32 (Call 02/20/32)	355	339,249
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	2,589	1,690,669
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	4,163	3,218,873
2.30%, 08/15/60 (Call 02/15/60)	2,530	1,397,623
2.45%, 03/01/27 (Call 02/01/27)	1,525	1,387,997
2.50%, 12/01/29 (Call 09/01/29)	4,057	3,486,464
2.70%, 03/01/29	3,645	3,201,054
2.90%, 03/01/32	2,426	2,076,437
2.95%, 01/22/27 (Call 10/22/26)	3,085	2,884,598
3.25%, 12/01/49 (Call 06/01/49)	4,198	3,077,638
3.70%, 03/01/52	1,340	1,060,524
3.90%, 03/01/62	724	571,499
4.25%, 05/01/29	3,715	3,525,679
4.75%, 08/01/28	4,325	4,289,745
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	1,406	1,042,071
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	1,729	1,336,638
Trustees of Boston College, 3.13%, 07/01/52	1,518	1,084,277
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,882	1,658,324
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	1,050	979,178
5.70%, 03/01/39	2,370	2,610,910
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(b)	1,947	1,331,086
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	2,068	1,439,225
4.67%, 09/01/2112	70	61,696
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,173	761,160
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	750	547,845
4.00%, 10/01/53 (Call 04/01/53)	2,149	1,870,447
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	1,137	875,308
Series C, 2.55%, 04/01/50 (Call 10/01/49)	1,696	1,182,010
University of Miami, 4.06%, 04/01/52	488	411,926
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,005	1,630,346
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,924	1,545,164
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	1,145	785,252
3.03%, 10/01/39	2,329	1,868,184
5.25%, 10/01/2111(b)	748	749,444
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,613	1,383,164
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	1,415	979,958
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	1,334	823,371
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	2,211	1,535,451
4.00%, 06/15/25 (Call 03/15/25)	948	917,095
4.13%, 03/15/29 (Call 12/15/28)	2,298	2,116,458
5.50%, 06/15/45 (Call 12/15/44)	1,495	1,395,941

Security	Par (000)	Value

Commercial Services (continued)
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	$2,751	$2,199,562
4.35%, 04/15/2122 (Call 10/15/21)	1,029	839,746
William Marsh Rice University
3.57%, 05/15/45	795	665,852
3.77%, 05/15/55	1,465	1,232,666
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	2,817	2,585,189
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	884	716,747
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	1,028	671,387

		265,306,592

Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,761	1,451,240
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	5,238	4,722,476
0.70%, 02/08/26 (Call 01/08/26)	5,990	5,315,286
1.13%, 05/11/25 (Call 04/11/25)	7,626	7,043,984
1.20%, 02/08/28 (Call 12/08/27)	5,622	4,765,488
1.25%, 08/20/30 (Call 05/20/30)	8,252	6,494,902
1.40%, 08/05/28 (Call 06/05/28)	7,345	6,207,406
1.65%, 05/11/30 (Call 02/11/30)	7,098	5,797,575
1.65%, 02/08/31 (Call 11/08/30)	4,870	3,902,867
1.70%, 08/05/31 (Call 05/05/31)	6,320	5,023,515
1.80%, 09/11/24 (Call 08/11/24)	3,297	3,141,283
2.05%, 09/11/26 (Call 07/11/26)	9,202	8,376,673
2.20%, 09/11/29 (Call 06/11/29)	4,250	3,653,088
2.38%, 02/08/41 (Call 08/08/40)	2,910	2,055,653
2.40%, 08/20/50 (Call 02/20/50)	2,791	1,769,327
2.45%, 08/04/26 (Call 05/04/26)	9,901	9,163,970
2.50%, 02/09/25	6,232	5,958,415
2.55%, 08/20/60 (Call 02/20/60)	10,972	6,833,691
2.65%, 05/11/50 (Call 11/11/49)	7,896	5,306,349
2.65%, 02/08/51 (Call 08/08/50)	6,880	4,585,589
2.70%, 08/05/51 (Call 02/05/51)	8,439	5,648,813
2.75%, 01/13/25 (Call 11/13/24)	2,533	2,435,201
2.80%, 02/08/61 (Call 02/08/60)	3,675	2,344,503
2.85%, 05/11/24 (Call 03/11/24)	7,177	6,996,427
2.85%, 08/05/61 (Call 02/05/61)	2,850	1,853,555
2.90%, 09/12/27 (Call 06/12/27)	7,316	6,801,758
2.95%, 09/11/49 (Call 03/11/49)	7,888	5,660,981
3.00%, 06/20/27 (Call 03/20/27)	5,480	5,149,611
3.00%, 11/13/27 (Call 08/13/27)	7,067	6,581,709
3.20%, 05/13/25	9,575	9,248,301
3.20%, 05/11/27 (Call 02/11/27)	6,872	6,493,078
3.25%, 02/23/26 (Call 11/23/25)	12,433	11,902,857
3.25%, 08/08/29 (Call 06/08/29)	9,030	8,301,460
3.35%, 02/09/27 (Call 11/09/26)	9,965	9,496,246
3.35%, 08/08/32 (Call 05/08/32)(b)	6,870	6,194,473
3.45%, 05/06/24	9,505	9,331,819
3.45%, 02/09/45	8,326	6,719,748
3.75%, 09/12/47 (Call 03/12/47)	4,929	4,104,181
3.75%, 11/13/47 (Call 05/13/47)	5,637	4,697,650
3.85%, 05/04/43	8,333	7,160,964
3.85%, 08/04/46 (Call 02/04/46)	7,084	5,981,446
3.95%, 08/08/52 (Call 02/08/52)	6,770	5,767,228
4.10%, 08/08/62 (Call 02/08/62)	4,735	4,004,768
4.25%, 02/09/47 (Call 08/09/46)	3,486	3,187,459
4.38%, 05/13/45	6,619	6,084,847
4.45%, 05/06/44	2,917	2,775,496
4.50%, 02/23/36 (Call 08/23/35)	3,773	3,698,672

32	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.65%, 02/23/46 (Call 08/23/45)	$12,354	$11,764,096
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	2,001	1,758,719
2.30%, 09/14/31 (Call 06/14/31)	2,638	2,022,950
Dell Inc.
6.50%, 04/15/38	1,710	1,718,311
7.10%, 04/15/28	1,970	2,098,089
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(f)	4,890	3,241,092
3.45%, 12/15/51 (Call 06/15/51)(f)	5,010	3,059,457
4.00%, 07/15/24 (Call 06/15/24)	85	83,295
4.90%, 10/01/26 (Call 08/01/26)	7,049	6,892,089
5.25%, 02/01/28 (Call 01/01/28)	975	958,942
5.30%, 10/01/29 (Call 07/01/29)	6,150	5,941,638
5.75%, 02/01/33 (Call 11/01/32)	1,580	1,537,609
5.85%, 07/15/25 (Call 06/15/25)	4,495	4,525,836
6.02%, 06/15/26 (Call 03/15/26)	9,099	9,203,820
6.10%, 07/15/27 (Call 05/15/27)	2,830	2,907,825
6.20%, 07/15/30 (Call 04/15/30)	2,383	2,417,935
8.10%, 07/15/36 (Call 01/15/36)	3,072	3,443,896
8.35%, 07/15/46 (Call 01/15/46)	3,240	3,691,818
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)(b)	3,685	3,203,186
2.38%, 09/15/28 (Call 07/15/28)	2,847	2,382,996
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	3,535	3,096,200
2.20%, 03/15/31 (Call 12/15/30)	2,904	2,315,446
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	2,703	2,581,797
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	440	391,534
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	4,052	3,877,521
1.75%, 04/01/26 (Call 03/01/26)(b)	1,021	916,776
4.90%, 10/15/25 (Call 07/15/25)	7,971	7,904,283
6.20%, 10/15/35 (Call 04/15/35)(b)	2,965	3,045,381
6.35%, 10/15/45 (Call 04/15/45)	4,807	4,728,069
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	3,865	3,392,426
2.20%, 06/17/25 (Call 05/17/25)	5,416	5,056,323
2.65%, 06/17/31 (Call 03/17/31)	5,075	3,982,759
3.00%, 06/17/27 (Call 04/17/27)(b)	3,414	3,104,760
3.40%, 06/17/30 (Call 03/17/30)	3,783	3,228,261
4.00%, 04/15/29 (Call 02/15/29)	3,610	3,282,717
4.20%, 04/15/32 (Call 01/15/32)	3,595	3,091,808
4.75%, 01/15/28 (Call 12/15/27)	2,975	2,864,181
5.50%, 01/15/33 (Call 10/15/32)	4,860	4,587,889
6.00%, 09/15/41	3,282	3,206,284
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,014	4,395,573
1.95%, 05/15/30 (Call 02/15/30)	6,100	4,913,611
2.20%, 02/09/27 (Call 01/09/27)	1,950	1,752,894
2.72%, 02/09/32 (Call 11/09/31)(b)	2,340	1,941,802
2.85%, 05/15/40 (Call 11/15/39)	3,743	2,671,417
2.95%, 05/15/50 (Call 11/15/49)	3,304	2,153,250
3.00%, 05/15/24	10,649	10,353,277
3.30%, 05/15/26	10,139	9,580,949
3.30%, 01/27/27	2,658	2,492,726
3.43%, 02/09/52 (Call 08/09/51)	2,055	1,435,767
3.45%, 02/19/26	5,476	5,219,121

Security	Par (000)	Value

Computers (continued)
3.50%, 05/15/29	$9,310	$8,492,116
4.00%, 07/27/25	265	258,086
4.00%, 06/20/42	4,786	3,908,343
4.15%, 07/27/27 (Call 06/27/27)	3,228	3,120,217
4.15%, 05/15/39	7,304	6,191,236
4.25%, 05/15/49	8,455	6,982,054
4.40%, 07/27/32 (Call 04/27/32)(b)	3,035	2,839,910
4.50%, 02/06/26	2,925	2,867,612
4.50%, 02/06/28 (Call 01/06/28)	2,265	2,204,955
4.70%, 02/19/46	2,849	2,483,616
4.75%, 02/06/33 (Call 11/06/32)	3,350	3,205,079
4.90%, 07/27/52 (Call 01/27/52)	1,080	973,188
5.10%, 02/06/53 (Call 08/06/52)	2,120	1,964,413
5.60%, 11/30/39	2,975	2,979,760
5.88%, 11/29/32	2,714	2,843,485
6.22%, 08/01/27	1,627	1,706,837
6.50%, 01/15/28	1,290	1,370,019
7.00%, 10/30/25	2,607	2,728,903
7.13%, 12/01/96(b)	1,525	1,934,600
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	2,955	2,541,093
2.70%, 10/15/28 (Call 08/15/28)	2,832	2,316,831
3.15%, 10/15/31 (Call 07/15/31)	2,815	2,100,215
4.10%, 10/15/41 (Call 04/15/41)	515	345,447
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,138	3,232,481
3.63%, 05/15/25 (Call 04/15/25)	1,721	1,653,124
4.38%, 05/15/30 (Call 02/15/30)	1,553	1,423,107
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,170	3,841,571
2.38%, 06/22/27 (Call 04/22/27)(b)	1,890	1,699,016
2.70%, 06/22/30 (Call 03/22/30)	1,639	1,367,270
3.30%, 09/29/24 (Call 07/29/24)	1,632	1,576,724
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	1,471	1,197,041
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	1,164	915,218
3.10%, 02/01/32 (Call 11/01/31)	2,818	2,029,270
4.75%, 02/15/26 (Call 11/15/25)	9,095	8,573,675

		538,476,941

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.10%, 08/15/25	875	840,464
3.10%, 08/15/27 (Call 07/15/27)	690	650,829
3.25%, 03/15/24	952	933,645
3.25%, 08/15/32 (Call 05/15/32)	1,485	1,341,490
3.70%, 08/01/47 (Call 02/01/47)	1,805	1,585,891
4.00%, 08/15/45	2,703	2,472,245
4.60%, 03/01/28 (Call 02/01/28)	684	683,761
4.60%, 03/01/33 (Call 12/01/32)	684	683,391
4.80%, 03/02/26	684	684,082
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	3,425	2,779,627
2.00%, 12/01/24 (Call 11/01/24)	2,261	2,145,327
2.38%, 12/01/29 (Call 09/01/29)	3,883	3,323,460
2.60%, 04/15/30 (Call 01/15/30)	934	810,740
3.13%, 12/01/49 (Call 06/01/49)	2,812	2,049,892
3.15%, 03/15/27 (Call 12/15/26)	2,202	2,076,024
4.15%, 03/15/47 (Call 09/15/46)	1,600	1,395,200
4.38%, 06/15/45 (Call 12/15/44)	542	486,423
6.00%, 05/15/37	1,917	2,068,539

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 03/24/24 (Call 03/24/23)	$1,304	$1,268,036
3.38%, 03/24/27 (Call 02/24/27)	5,200	4,834,648
3.38%, 03/24/29 (Call 01/24/29)	4,515	4,016,318
3.63%, 03/24/32 (Call 12/24/31)	5,265	4,600,452
4.00%, 03/24/52 (Call 09/24/51)	3,955	3,094,471
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	6,885	6,552,592
Procter & Gamble Co. (The)
0.55%, 10/29/25	6,246	5,616,591
1.00%, 04/23/26	850	756,738
1.20%, 10/29/30	6,675	5,259,099
1.90%, 02/01/27	580	527,968
1.95%, 04/23/31	1,282	1,069,291
2.30%, 02/01/32	1,515	1,278,115
2.45%, 11/03/26	3,245	2,995,687
2.70%, 02/02/26	3,259	3,080,309
2.80%, 03/25/27	3,272	3,050,027
2.85%, 08/11/27	4,076	3,796,019
3.00%, 03/25/30	7,140	6,460,700
3.50%, 10/25/47	875	721,481
3.55%, 03/25/40	1,305	1,119,468
3.60%, 03/25/50	1,012	854,492
3.95%, 01/26/28	2,310	2,255,461
4.05%, 01/26/33	700	677,117
4.10%, 01/26/26	3,210	3,160,791
5.55%, 03/05/37	525	572,276
5.80%, 08/15/34	165	179,695
Unilever Capital Corp.
0.63%, 08/12/24 (Call 03/31/23)	1,175	1,099,917
1.38%, 09/14/30 (Call 06/14/30)	2,376	1,870,815
1.75%, 08/12/31 (Call 05/12/31)	3,890	3,079,713
2.00%, 07/28/26	2,822	2,563,307
2.13%, 09/06/29 (Call 06/06/29)(b)	1,864	1,568,947
2.60%, 05/05/24 (Call 03/05/24)	4,022	3,899,289
2.90%, 05/05/27 (Call 02/05/27)	4,855	4,517,626
3.10%, 07/30/25	1,460	1,394,417
3.25%, 03/07/24 (Call 02/07/24)	3,148	3,086,992
3.38%, 03/22/25 (Call 01/22/25)	1,479	1,426,481
3.50%, 03/22/28 (Call 12/22/27)	3,794	3,560,555
5.90%, 11/15/32	3,725	4,036,410
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	1,850	1,235,781

		128,149,122

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	1,920	1,799,654
3.75%, 05/15/46 (Call 11/15/45)	1,646	1,310,743
4.20%, 05/15/47 (Call 11/15/46)	1,705	1,465,891
4.60%, 06/15/45 (Call 12/15/44)	3,475	3,192,031

		7,768,319

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	9,651	8,960,374
1.75%, 01/30/26 (Call 12/30/25)	1,203	1,063,187
2.45%, 10/29/26 (Call 09/29/26)	8,703	7,675,263
2.88%, 08/14/24 (Call 07/14/24)	3,270	3,111,699
3.00%, 10/29/28 (Call 08/29/28)	12,980	11,060,777
3.30%, 01/30/32 (Call 10/30/31)	13,945	11,161,578

Security	Par (000)	Value

Diversified Financial Services (continued)
3.40%, 10/29/33 (Call 07/29/33)	$5,987	$4,662,137
3.50%, 01/15/25 (Call 11/15/24)	4,726	4,502,366
3.65%, 07/21/27 (Call 04/21/27)	3,865	3,498,714
3.85%, 10/29/41 (Call 04/29/41)	3,443	2,507,950
3.88%, 01/23/28 (Call 10/23/27)	3,492	3,161,552
4.45%, 10/01/25 (Call 08/01/25)	3,619	3,474,240
4.45%, 04/03/26 (Call 02/03/26)	5,938	5,654,401
4.63%, 10/15/27 (Call 08/15/27)	2,181	2,060,216
6.50%, 07/15/25 (Call 06/15/25)(b)	3,333	3,345,199
Series 3NC1, 1.75%, 10/29/24 (Call 03/31/23)	1,013	940,398
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	1,471	1,244,584
3.50%, 08/01/25(b)	2,741	2,633,416
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	435	403,545
1.88%, 08/15/26 (Call 07/15/26)	1,900	1,658,814
2.10%, 09/01/28 (Call 07/01/28)	2,595	2,144,664
2.20%, 01/15/27 (Call 12/15/26)	375	329,539
2.30%, 02/01/25 (Call 01/01/25)	3,951	3,689,602
2.88%, 01/15/26 (Call 12/15/25)(b)	1,606	1,480,877
2.88%, 01/15/32 (Call 10/15/31)	1,648	1,295,246
3.00%, 02/01/30 (Call 11/01/29)	3,166	2,634,144
3.13%, 12/01/30 (Call 09/01/30)(b)	1,168	958,005
3.25%, 03/01/25 (Call 01/01/25)	4,003	3,800,768
3.25%, 10/01/29 (Call 07/01/29)	2,297	1,957,549
3.38%, 07/01/25 (Call 06/01/25)	2,467	2,322,532
3.63%, 04/01/27 (Call 01/01/27)	3,128	2,874,382
3.63%, 12/01/27 (Call 09/01/27)	2,899	2,636,264
3.75%, 06/01/26 (Call 04/01/26)	4,093	3,845,251
4.25%, 09/15/24 (Call 06/15/24)	3,877	3,797,909
4.63%, 10/01/28 (Call 07/01/28)	2,589	2,416,832
5.30%, 02/01/28 (Call 01/01/28)	1,985	1,929,182
5.85%, 12/15/27 (Call 11/15/27)	360	358,405
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	1,882	1,837,792
4.25%, 06/15/26 (Call 04/15/26)	3,117	2,953,669
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	2,810	2,288,829
3.88%, 05/21/24 (Call 04/21/24)	3,715	3,638,508
4.63%, 03/30/25	1,852	1,813,127
4.75%, 06/09/27 (Call 05/09/27)	2,170	2,070,614
5.13%, 09/30/24	3,520	3,490,432
5.80%, 05/01/25 (Call 04/01/25)(b)	3,063	3,068,820
7.10%, 11/15/27 (Call 10/15/27)(b)	3,290	3,418,244
8.00%, 11/01/31	8,015	8,672,517
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	3,424	3,027,398
2.25%, 03/04/25 (Call 02/01/25)	2,200	2,070,794
2.50%, 07/30/24 (Call 06/29/24)	7,142	6,874,818
2.55%, 03/04/27 (Call 02/01/27)	3,995	3,617,952
3.00%, 10/30/24 (Call 09/29/24)	7,518	7,248,179
3.13%, 05/20/26 (Call 04/20/26)	7,765	7,293,354
3.30%, 05/03/27 (Call 04/02/27)	6,000	5,604,660
3.38%, 05/03/24	1,405	1,372,699
3.63%, 12/05/24 (Call 11/04/24)	3,492	3,391,465
3.95%, 08/01/25 (Call 07/01/25)	6,480	6,290,136
4.05%, 05/03/29 (Call 03/03/29)	2,895	2,743,939
4.05%, 12/03/42	5,710	5,043,015
4.20%, 11/06/25 (Call 10/06/25)	2,855	2,792,732

34	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.42%, 08/03/33 (Call 08/03/32), (1 day SOFR + 1.760%)(a)	$4,795	$4,485,531
4.90%, 02/13/26 (Call 01/13/26)	5,535	5,492,048
4.99%, 05/26/33 (Call 05/26/32), (1 day SOFR + 2.255%)(a)	1,815	1,737,627
5.85%, 11/05/27 (Call 10/05/27)	3,870	3,986,835
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,062	1,001,615
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 06/15/26)	3,108	2,877,355
3.00%, 04/02/25 (Call 03/02/25)	1,472	1,408,130
3.70%, 10/15/24	2,809	2,742,764
4.50%, 05/13/32 (Call 02/13/32)	2,240	2,180,326
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	2,005	1,711,648
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	3,270	3,124,550
Brookfield Finance Inc. 2.34%, 01/30/32 (Call 10/30/31)	3,060	2,384,474
2.72%, 04/15/31 (Call 01/15/31)	2,535	2,063,389
3.50%, 03/30/51 (Call 09/30/50)	2,392	1,613,308
3.63%, 02/15/52 (Call 08/15/51)	1,392	948,871
3.90%, 01/25/28 (Call 10/25/27)	4,376	4,075,369
4.00%, 04/01/24 (Call 02/01/24)	4,864	4,786,127
4.25%, 06/02/26 (Call 03/02/26)	2,036	1,960,444
4.35%, 04/15/30 (Call 01/15/30)	3,064	2,822,741
4.70%, 09/20/47 (Call 03/20/47)	3,291	2,798,633
4.85%, 03/29/29 (Call 12/29/28)	4,317	4,153,774
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	2,208	1,485,454
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1 day SOFR + 0.855%)(a)	4,725	4,129,650
2.36%, 07/29/32 (Call 07/29/31), (1 day SOFR + 1.337%)(a)	3,299	2,419,322
2.62%, 11/02/32 (Call 11/02/31), (1 day SOFR + 1.265%)(a)	1,645	1,277,441
2.64%, 03/03/26 (Call 03/03/25), (1 day SOFR + 1.290%)(a)	4,850	4,561,570
3.20%, 02/05/25 (Call 01/05/25)	4,587	4,396,181
3.27%, 03/01/30 (Call 03/01/29), (1 day SOFR + 1.790%)(a)	3,440	2,973,570
3.30%, 10/30/24 (Call 09/30/24)	6,900	6,662,916
3.65%, 05/11/27 (Call 04/11/27)	3,777	3,519,862
3.75%, 04/24/24 (Call 03/24/24)	3,332	3,266,060
3.75%, 07/28/26 (Call 06/28/26)	5,427	5,100,403
3.75%, 03/09/27 (Call 02/09/27)	5,629	5,280,171
3.80%, 01/31/28 (Call 12/31/27)	5,350	4,960,627
4.17%, 05/09/25 (Call 05/09/24), (1 day SOFR + 1.370%)(a)	2,165	2,116,244
4.20%, 10/29/25 (Call 09/29/25)	5,598	5,407,052
4.25%, 04/30/25 (Call 03/31/25)	3,374	3,285,939
4.93%, 05/10/28 (Call 05/10/27), (1 day SOFR + 2.057%)(a)	4,070	3,937,114
4.99%, 07/24/26 (Call 07/24/25), (1 day SOFR + 2.160%)(a)	3,135	3,086,094
5.25%, 07/26/30 (Call 07/26/29), (1 day SOFR + 2.600%)(a)	2,890	2,771,452
5.27%, 05/10/33 (Call 05/10/32), (1 day SOFR + 2.370%)(a)(b)	4,495	4,262,384

Security	Par (000)	Value

Diversified Financial Services (continued)
5.47%, 02/01/29 (Call 02/01/28), (1 day SOFR + 2.080%)(a)	$2,885	$2,830,589
5.82%, 02/01/34 (Call 02/01/33), (1 day SOFR + 2.600%)(a)	2,740	2,660,677
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,755	2,949,853
3.00%, 03/16/32 (Call 12/16/31)	2,425	2,050,483
3.65%, 01/12/27 (Call 10/12/26)	2,564	2,450,620
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	442	421,650
0.90%, 03/11/26 (Call 02/11/26)	7,554	6,663,610
1.15%, 05/13/26 (Call 04/13/26)	5,693	5,028,513
1.65%, 03/11/31 (Call 12/11/30)	3,324	2,594,382
1.95%, 12/01/31 (Call 09/01/31)	3,820	2,993,658
2.00%, 03/20/28 (Call 01/20/28)	2,562	2,233,962
2.30%, 05/13/31 (Call 02/13/31)	2,940	2,416,798
2.45%, 03/03/27 (Call 02/03/27)	2,150	1,950,910
2.75%, 10/01/29 (Call 07/01/29)	2,324	2,023,321
2.90%, 03/03/32 (Call 12/03/31)	4,293	3,632,436
3.00%, 03/10/25 (Call 12/10/24)	205	196,181
3.20%, 03/02/27 (Call 12/02/26)	2,822	2,643,424
3.20%, 01/25/28 (Call 10/25/27)	4,243	3,929,103
3.25%, 05/22/29 (Call 02/22/29)	2,495	2,262,566
3.30%, 04/01/27 (Call 01/01/27)	4,155	3,908,276
3.45%, 02/13/26 (Call 11/13/25)	1,723	1,648,429
3.63%, 04/01/25 (Call 01/01/25)	1,704	1,650,171
3.75%, 04/01/24 (Call 03/02/24)	2,180	2,141,152
3.85%, 05/21/25 (Call 03/21/25)	3,716	3,612,212
4.00%, 02/01/29 (Call 11/01/28)	2,618	2,474,246
4.20%, 03/24/25 (Call 02/22/25)	4,049	3,978,345
4.63%, 03/22/30 (Call 12/22/29)	2,098	2,065,775
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	2,973	2,250,026
4.10%, 06/15/51 (Call 12/15/50)	3,045	1,827,883
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 03/07/23)	1,390	1,308,685
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	2,655	2,223,483
3.00%, 03/15/25 (Call 12/15/24)	8,121	7,825,964
3.75%, 06/15/28 (Call 03/15/28)	5,363	5,118,394
4.15%, 06/15/48 (Call 12/15/47)	2,263	2,014,545
5.30%, 09/15/43 (Call 03/15/43)	3,049	3,112,023
Credit Suisse USA Inc., 7.13%, 07/15/32	2,176	2,229,508
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,262	2,177,854
3.95%, 11/06/24 (Call 08/06/24)	2,214	2,155,528
4.10%, 02/09/27 (Call 11/09/26)	3,935	3,728,767
4.50%, 01/30/26 (Call 11/30/25)(b)	2,656	2,571,167
6.70%, 11/29/32 (Call 08/29/32)	1,170	1,208,938
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,778	2,609,959
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	1,777	1,376,073
2.85%, 03/30/25	1,206	1,145,411
2.95%, 08/12/51 (Call 02/12/51)	1,455	926,209
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	4,873	3,655,627
2.10%, 06/15/30 (Call 03/15/30)	8,121	6,594,496
2.65%, 09/15/40 (Call 03/15/40)	3,043	2,139,412
3.00%, 06/15/50 (Call 12/15/49)	5,512	3,748,050
3.00%, 09/15/60 (Call 03/15/60)	2,936	1,857,372

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.10%, 09/15/27 (Call 06/15/27)	$4,065	$3,770,694
3.65%, 05/23/25 (Call 04/23/25)	2,269	2,211,685
3.75%, 12/01/25 (Call 09/01/25)	7,046	6,788,469
3.75%, 09/21/28 (Call 06/21/28)	2,650	2,485,938
4.00%, 09/15/27 (Call 08/15/27)	3,095	3,007,628
4.25%, 09/21/48 (Call 03/21/48)	5,360	4,619,730
4.35%, 06/15/29 (Call 04/15/29)	5,492	5,318,233
4.60%, 03/15/33 (Call 12/15/32)	4,920	4,695,648
4.95%, 06/15/52 (Call 12/15/51)	3,660	3,460,457
5.20%, 06/15/62 (Call 01/15/62)	3,915	3,852,203
Invesco Finance PLC 3.75%, 01/15/26	1,628	1,571,297
5.38%, 11/30/43	1,094	1,039,661
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,739	1,713,871
Jefferies Financial Group Inc. 4.15%, 01/23/30	3,720	3,367,790
4.85%, 01/15/27(b)	4,128	4,048,495
6.25%, 01/15/36	2,928	3,033,291
6.45%, 06/08/27	1,541	1,596,753
6.50%, 01/20/43	1,219	1,250,657
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	2,665	2,056,874
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	2,170	1,696,940
Lazard Group LLC 3.63%, 03/01/27 (Call 12/01/26)	1,121	1,046,532
3.75%, 02/13/25	2,997	2,892,165
4.38%, 03/11/29 (Call 12/11/28)	3,082	2,891,841
4.50%, 09/19/28 (Call 06/19/28)	1,193	1,124,474
Legg Mason Inc. 4.75%, 03/15/26	1,508	1,489,346
5.63%, 01/15/44	2,110	2,090,272
Mastercard Inc. 1.90%, 03/15/31 (Call 12/15/30)	3,390	2,762,714
2.00%, 03/03/25 (Call 02/03/25)	4,013	3,785,302
2.00%, 11/18/31 (Call 08/18/31)	2,955	2,384,537
2.95%, 11/21/26 (Call 08/21/26)	2,711	2,535,273
2.95%, 06/01/29 (Call 03/01/29)	4,914	4,421,028
2.95%, 03/15/51 (Call 09/15/50)	3,850	2,756,022
3.30%, 03/26/27 (Call 01/26/27)	3,460	3,273,575
3.35%, 03/26/30 (Call 12/26/29)	5,730	5,256,358
3.38%, 04/01/24	3,870	3,798,908
3.50%, 02/26/28 (Call 11/26/27)	2,725	2,580,657
3.65%, 06/01/49 (Call 12/01/48)	3,226	2,640,320
3.80%, 11/21/46 (Call 05/21/46)	2,147	1,786,089
3.85%, 03/26/50 (Call 09/26/49)	3,124	2,620,755
3.95%, 02/26/48 (Call 08/26/47)	2,691	2,317,893
Morgan Stanley 5.05%, 01/28/27 (Call 01/28/26)	3,870	3,828,862
5.95%, 01/19/38 (Call 01/19/33)	4,375	4,264,269
Morgan Stanley Domestic Holdings Inc. 3.80%, 08/24/27 (Call 05/24/27)	3,157	2,969,095
4.50%, 06/20/28 (Call 03/20/28)	1,487	1,443,624
Nasdaq Inc. 1.65%, 01/15/31 (Call 10/15/30)	4,430	3,388,596
2.50%, 12/21/40 (Call 06/21/40)	1,115	724,181
3.25%, 04/28/50 (Call 10/28/49)	4,138	2,805,523
3.85%, 06/30/26 (Call 03/30/26)	4,606	4,410,107
3.95%, 03/07/52 (Call 09/07/51)	670	507,612

Security	Par (000)	Value

Diversified Financial Services (continued)
Nomura Holdings Inc. 1.65%, 07/14/26	$6,415	$5,599,269
1.85%, 07/16/25	1,850	1,687,052
2.17%, 07/14/28	3,545	2,953,871
2.33%, 01/22/27	6,298	5,573,730
2.61%, 07/14/31	3,090	2,425,403
2.65%, 01/16/25	7,718	7,295,439
2.68%, 07/16/30	2,125	1,725,096
2.71%, 01/22/29	2,140	1,807,936
3.00%, 01/22/32	3,480	2,789,185
3.10%, 01/16/30	2,260	1,914,017
5.10%, 07/03/25	3,118	3,092,962
5.39%, 07/06/27	2,420	2,398,922
5.61%, 07/06/29	2,290	2,256,932
5.71%, 01/09/26	2,616	2,610,297
5.84%, 01/18/28	2,445	2,465,465
6.18%, 01/18/33	2,000	2,029,920
ORIX Corp. 2.25%, 03/09/31	2,775	2,241,673
3.25%, 12/04/24	2,875	2,766,785
3.70%, 07/18/27	3,340	3,157,569
4.00%, 04/13/32	2,150	1,952,329
5.00%, 09/13/27	1,888	1,871,310
5.20%, 09/13/32	2,305	2,288,681
Radian Group Inc. 4.50%, 10/01/24 (Call 07/01/24)	2,681	2,592,688
4.88%, 03/15/27 (Call 09/15/26)	2,370	2,218,012
6.63%, 03/15/25 (Call 09/15/24)	2,300	2,297,746
Raymond James Financial Inc. 3.75%, 04/01/51 (Call 10/01/50)	2,715	2,033,019
4.65%, 04/01/30 (Call 01/01/30)	1,832	1,759,489
4.95%, 07/15/46	2,934	2,676,864
Stifel Financial Corp. 4.00%, 05/15/30 (Call 02/15/30)	1,957	1,729,538
4.25%, 07/18/24	4,270	4,194,250
Synchrony Financial 2.88%, 10/28/31 (Call 07/28/31)	2,491	1,874,826
3.70%, 08/04/26 (Call 05/04/26)	4,072	3,778,938
3.95%, 12/01/27 (Call 09/01/27)	4,117	3,752,975
4.25%, 08/15/24 (Call 05/15/24)	5,045	4,921,196
4.38%, 03/19/24 (Call 02/19/24)	2,874	2,833,908
4.50%, 07/23/25 (Call 04/24/25)	3,562	3,430,384
4.88%, 06/13/25 (Call 05/13/25)	1,570	1,528,348
5.15%, 03/19/29 (Call 12/19/28)	2,727	2,562,289
Visa Inc. 0.75%, 08/15/27 (Call 06/15/27)	2,669	2,269,718
1.10%, 02/15/31 (Call 11/15/30)	4,877	3,744,122
1.90%, 04/15/27 (Call 02/15/27)	4,816	4,322,938
2.00%, 08/15/50 (Call 02/15/50)	6,113	3,604,347
2.05%, 04/15/30 (Call 01/15/30)	6,537	5,530,825
2.70%, 04/15/40 (Call 10/15/39)	3,739	2,801,521
2.75%, 09/15/27 (Call 06/15/27)	2,689	2,486,733
3.15%, 12/14/25 (Call 09/14/25)	15,930	15,211,716
3.65%, 09/15/47 (Call 03/15/47)	3,399	2,811,619
4.15%, 12/14/35 (Call 06/14/35)	6,490	6,102,352
4.30%, 12/14/45 (Call 06/14/45)	12,104	10,933,906
Western Union Co. (The) 1.35%, 03/15/26 (Call 02/15/26)	1,707	1,500,282
2.75%, 03/15/31 (Call 12/15/30)	2,245	1,744,724
2.85%, 01/10/25 (Call 12/10/24)	3,259	3,095,137

36	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.20%, 11/17/36(b)	$1,947	$1,920,385

		797,897,917

Electric — 2.0%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	750	534,113
3.80%, 10/01/47 (Call 04/01/47)	1,596	1,185,253
3.95%, 06/01/28 (Call 03/01/28)	1,692	1,594,355
4.70%, 05/15/32 (Call 02/15/32)	1,410	1,338,414
5.25%, 05/15/52 (Call 11/15/51)	2,205	2,093,537
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,516	1,215,423
Series H, 3.45%, 01/15/50 (Call 07/15/49)	2,147	1,537,467
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,770	2,227,052
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,903	1,781,265
3.15%, 09/15/49 (Call 03/15/49)	499	348,861
3.75%, 12/01/47 (Call 06/01/47)	2,060	1,632,262
3.80%, 06/15/49 (Call 12/15/48)	1,837	1,460,691
4.00%, 12/01/46 (Call 06/01/46)	1,605	1,295,203
4.25%, 09/15/48 (Call 03/15/48)	1,572	1,342,331
4.50%, 06/15/52 (Call 12/15/51)	1,020	905,862
Series M, 3.65%, 04/01/50 (Call 10/01/49)	1,380	1,062,986
Series N, 2.75%, 08/15/51 (Call 02/15/51)	1,504	963,974
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	4,300	3,800,555
2.45%, 01/15/31 (Call 10/15/30)	2,210	1,755,955
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	2,240	1,480,013
3.05%, 03/15/32 (Call 12/15/31)(b)	355	302,332
3.13%, 07/15/51 (Call 01/15/51)	2,915	1,978,964
3.45%, 10/01/49 (Call 04/01/49)	2,663	1,941,300
3.75%, 09/01/27 (Call 08/01/27)	1,970	1,879,419
3.75%, 03/01/45 (Call 09/01/44)	3,313	2,560,088
3.85%, 12/01/42	1,437	1,162,001
3.94%, 09/01/32 (Call 03/01/32)	2,030	1,846,569
4.15%, 08/15/44 (Call 02/15/44)	1,515	1,257,617
4.30%, 01/02/46 (Call 07/02/45)	1,317	1,101,789
6.00%, 03/01/39	434	452,146
6.13%, 05/15/38	1,140	1,220,176
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	3,319	2,586,364
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,411	2,021,407
Series B, 3.70%, 12/01/47 (Call 06/01/47)	686	526,971
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	478	407,117
1.95%, 03/15/27 (Call 02/15/27)	1,900	1,674,109
2.50%, 09/15/24 (Call 08/15/24)	2,582	2,462,273
3.50%, 01/15/31 (Call 10/15/30)	3,285	2,885,938
3.65%, 02/15/26 (Call 11/15/25)	2,083	1,981,225
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	2,292	1,790,121
2.90%, 06/15/51 (Call 12/15/50)	1,389	921,643
3.25%, 03/01/25 (Call 12/01/24)	455	437,082
3.25%, 03/15/50 (Call 09/15/49)	1,107	801,313
3.70%, 12/01/47 (Call 06/01/47)	2,606	2,064,603
3.80%, 05/15/28 (Call 02/15/28)	1,687	1,600,879
3.85%, 09/01/32 (Call 06/01/32)	1,875	1,715,569
4.15%, 03/15/46 (Call 09/15/45)	1,606	1,327,134
4.50%, 03/15/49 (Call 09/15/48)	2,389	2,159,369
5.90%, 12/01/52 (Call 06/01/52)	1,325	1,436,300
American Electric Power Co. Inc.
2.03%, 03/15/24	1,635	1,573,426

Security	Par (000)	Value

Electric (continued)
2.30%, 03/01/30 (Call 12/01/29)	$886	$722,639
3.20%, 11/13/27 (Call 08/13/27)	2,378	2,182,077
3.25%, 03/01/50 (Call 09/01/49)	810	544,134
3.88%, 02/15/62 (Call 11/15/26), (5 year CMT + 2.675%)(a)	2,660	2,227,112
5.63%, 03/01/33 (Call 12/01/32)	1,096	1,094,772
5.75%, 11/01/27 (Call 10/01/27)	2,900	2,966,468
5.95%, 11/01/32 (Call 08/01/32)	725	745,286
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,935	2,791,185
Series N, 1.00%, 11/01/25 (Call 10/01/25)	547	487,995
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	911	871,025
4.40%, 05/15/44 (Call 11/15/43)	1,154	961,040
4.45%, 06/01/45 (Call 12/01/44)	1,318	1,101,558
4.50%, 08/01/32 (Call 05/01/32)	1,755	1,637,590
7.00%, 04/01/38	2,030	2,273,641
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	227	187,888
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,819	1,706,750
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	1,820	1,520,956
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	1,650	1,235,173
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	2,495	1,917,782
2.60%, 08/15/29 (Call 05/15/29)	2,405	2,037,131
2.65%, 09/15/50 (Call 03/15/50)(b)	916	552,321
2.95%, 09/15/27 (Call 06/15/27)	934	847,829
3.15%, 05/15/25 (Call 02/15/25)(b)	1,816	1,724,256
3.35%, 05/15/50 (Call 11/15/49)	1,827	1,241,885
3.50%, 12/01/49 (Call 06/01/49)	1,253	868,078
3.75%, 05/15/46 (Call 11/15/45)	1,306	959,858
4.20%, 08/15/48 (Call 02/15/48)	1,233	966,660
4.25%, 03/01/49 (Call 09/01/48)	1,345	1,057,130
4.35%, 11/15/45 (Call 05/15/45)	1,582	1,268,701
4.50%, 04/01/42 (Call 10/01/41)	1,780	1,494,951
5.05%, 09/01/41 (Call 03/01/41)	1,200	1,087,560
6.35%, 12/15/32 (Call 09/15/32)	2,075	2,205,040
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	1,174	955,284
4.00%, 10/15/28 (Call 07/15/28)	1,412	1,330,316
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,790	2,679,265
3.20%, 04/15/25 (Call 03/15/25)	3,400	3,228,062
3.80%, 06/01/29 (Call 03/01/29)	3,824	3,458,387
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	90	72,221
4.35%, 06/01/48 (Call 12/01/47)	2,345	2,004,694
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	2,430	1,963,561
2.40%, 08/15/26 (Call 05/15/26)	563	514,239
2.90%, 06/15/50 (Call 12/15/49)	1,705	1,137,883
3.20%, 09/15/49 (Call 03/15/49)	1,900	1,349,608
3.50%, 08/15/46 (Call 02/15/46)	2,330	1,753,907
3.75%, 08/15/47 (Call 02/15/47)	1,429	1,117,907
4.25%, 09/15/48 (Call 03/15/48)	744	626,478
4.55%, 06/01/52 (Call 12/01/51)	1,742	1,542,088
6.35%, 10/01/36	920	990,849
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	2,866	2,220,004
2.85%, 05/15/51 (Call 11/15/50)	5,610	3,647,005
3.25%, 04/15/28 (Call 01/15/28)	2,982	2,756,471
3.50%, 02/01/25 (Call 11/01/24)	2,087	2,020,279

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 07/15/30 (Call 04/15/30)	$5,380	$4,946,695
3.80%, 07/15/48 (Call 01/15/48)	1,906	1,471,146
4.05%, 04/15/25 (Call 03/15/25)	3,179	3,110,493
4.25%, 10/15/50 (Call 04/15/50)	3,002	2,487,847
4.45%, 01/15/49 (Call 07/15/48)	3,751	3,232,349
4.50%, 02/01/45 (Call 08/01/44)	2,324	2,020,183
4.60%, 05/01/53 (Call 11/01/52)	3,905	3,425,817
5.15%, 11/15/43 (Call 05/15/43)	2,773	2,626,891
5.95%, 05/15/37	2,063	2,141,518
6.13%, 04/01/36	3,873	4,117,386
Black Hills Corp.
1.04%, 08/23/24 (Call 03/16/23)	55	51,449
2.50%, 06/15/30 (Call 03/15/30)	1,342	1,092,240
3.05%, 10/15/29 (Call 07/15/29)	1,942	1,652,564
3.15%, 01/15/27 (Call 07/15/26)	1,349	1,244,493
3.88%, 10/15/49 (Call 04/15/49)	1,544	1,127,413
3.95%, 01/15/26 (Call 07/15/25)	2,279	2,187,339
4.20%, 09/15/46 (Call 03/15/46)	805	616,131
4.35%, 05/01/33 (Call 02/01/33)	330	294,736
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	1,735	1,381,459
3.60%, 03/01/52 (Call 09/01/51)	260	200,912
3.95%, 03/01/48 (Call 09/01/47)	2,333	1,924,328
4.45%, 10/01/32 (Call 07/01/32)	1,835	1,759,765
4.50%, 04/01/44 (Call 10/01/43)	2,703	2,411,508
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	805	756,153
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,787	1,555,530
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,350	1,590,033
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	1,065	884,067
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(b)	510	376,054
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	355	305,282
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	800	763,944
Series K2, 6.95%, 03/15/33	260	295,675
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,838	1,676,238
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	2,268	2,015,640
2.50%, 09/01/24 (Call 08/01/24)	2,121	2,027,103
2.65%, 06/01/31 (Call 03/01/31)	1,335	1,096,382
2.95%, 03/01/30 (Call 12/01/29)	2,698	2,305,657
3.70%, 09/01/49 (Call 03/01/49)	2,255	1,705,953
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	3,959	3,708,435
4.97%, 05/01/46 (Call 11/01/45)	1,499	1,262,713
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	2,055	2,052,760
5.95%, 12/15/36	984	986,637
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	629	585,920
3.45%, 08/15/27 (Call 05/15/27)	2,648	2,464,758
3.75%, 12/01/50 (Call 12/01/30), (5 year CMT + 2.900%)(a)	785	621,061
4.75%, 06/01/50 (Call 03/01/30), (5 year CMT + 4.116%)(a)	1,851	1,655,201
4.88%, 03/01/44 (Call 09/01/43)	1,275	1,144,810
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,985	1,654,875
2.55%, 06/15/26 (Call 03/15/26)	1,280	1,182,784
3.00%, 03/01/50 (Call 09/01/49)	1,030	704,808
3.15%, 03/15/32 (Call 12/15/31)(b)	555	481,590
3.65%, 06/15/46 (Call 12/15/45)	2,824	2,158,496

Security	Par (000)	Value

Electric (continued)
3.70%, 08/15/28 (Call 05/15/28)(b)	$3,270	$3,073,211
3.70%, 03/01/45 (Call 09/01/44)	1,745	1,357,226
3.80%, 10/01/42 (Call 04/01/42)	894	727,305
4.00%, 03/01/48 (Call 09/01/47)	2,895	2,374,392
4.00%, 03/01/49 (Call 09/01/48)	2,061	1,669,039
4.35%, 11/15/45 (Call 05/15/45)	2,006	1,715,531
4.60%, 08/15/43 (Call 02/15/43)	1,130	1,022,085
4.70%, 01/15/44 (Call 07/15/43)	1,235	1,126,419
4.90%, 02/01/33 (Call 11/01/32)(b)	810	802,629
5.30%, 02/01/53 (Call 08/01/52)	985	979,179
5.90%, 03/15/36	1,159	1,201,222
6.45%, 01/15/38	1,931	2,154,629
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,237	2,059,695
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	2,805	2,184,814
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,603	1,127,903
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	3,055	2,112,716
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	1,010	644,663
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	995	786,050
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	3,061	2,560,159
4.30%, 04/15/44 (Call 10/15/43)	2,090	1,803,106
5.25%, 01/15/53 (Call 07/15/52)	2,070	2,066,667
Series A, 0.75%, 12/01/25 (Call 11/01/25)	550	488,527
Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,230	1,800,480
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,563	2,408,528
Series A, 4.15%, 06/01/45 (Call 12/01/44)	365	306,925
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	3,565	2,919,878
3.20%, 12/01/51 (Call 06/01/51)	190	130,876
3.60%, 06/15/61 (Call 12/15/60)	3,198	2,300,545
3.70%, 11/15/59 (Call 05/15/59)	2,673	1,925,389
3.80%, 05/15/28 (Call 02/15/28)(b)	2,596	2,462,436
3.85%, 06/15/46 (Call 12/15/45)	2,549	1,983,071
3.95%, 03/01/43 (Call 09/01/42)	1,406	1,137,777
4.45%, 03/15/44 (Call 09/15/43)	1,928	1,643,928
4.50%, 12/01/45 (Call 06/01/45)	1,367	1,169,605
4.50%, 05/15/58 (Call 11/15/57)	3,059	2,541,387
4.63%, 12/01/54 (Call 06/01/54)	2,157	1,839,015
5.20%, 03/01/33 (Call 12/01/32)	1,710	1,712,941
5.70%, 06/15/40	1,737	1,716,243
6.15%, 11/15/52 (Call 05/15/52)	3,075	3,289,758
Series 05-A, 5.30%, 03/01/35	1,080	1,064,632
Series 06-A, 5.85%, 03/15/36	1,573	1,609,226
Series 06-B, 6.20%, 06/15/36	782	839,227
Series 07-A, 6.30%, 08/15/37	853	922,699
Series 08-B, 6.75%, 04/01/38	1,868	2,072,116
Series 09-C, 5.50%, 12/01/39	2,466	2,397,470
Series 12-A, 4.20%, 03/15/42	818	686,776
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	2,032	1,576,568
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	2,389	2,134,739
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,264	3,382,290
Series A, 4.13%, 05/15/49 (Call 11/15/48)(b)	2,542	2,074,069
Series B, 3.13%, 11/15/27 (Call 08/15/27)	783	718,520
Series C, 3.00%, 12/01/60 (Call 06/01/60)	1,708	1,062,291
Series C, 4.00%, 11/15/57 (Call 05/15/57)	1,365	1,049,139
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,314	1,873,206
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,922	1,826,515
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,889	2,532,497
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	3,332	3,167,266

38	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.60%, 03/01/28 (Call 02/01/28)	$1,715	$1,720,351
5.60%, 06/15/42 (Call 12/15/41)	2,788	2,677,846
5.80%, 03/01/33 (Call 12/01/32)	1,760	1,782,070
6.25%, 10/01/39	997	1,026,332
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,945	1,091,495
2.65%, 08/15/52 (Call 02/15/52)	500	317,595
3.10%, 08/15/50 (Call 02/15/50)	2,402	1,672,897
3.25%, 08/15/46 (Call 02/15/46)	1,713	1,233,223
3.50%, 08/01/51 (Call 02/01/51)	2,411	1,823,463
3.60%, 08/15/32 (Call 02/15/32)	825	739,637
3.75%, 02/15/50 (Call 08/15/49)	1,196	952,494
3.80%, 11/15/28 (Call 08/15/28)	676	637,488
3.95%, 05/15/43 (Call 11/15/42)	966	804,437
3.95%, 07/15/47 (Call 01/15/47)	1,373	1,120,533
4.05%, 05/15/48 (Call 11/15/47)	2,192	1,827,164
4.20%, 09/01/52 (Call 03/01/52)	1,685	1,429,217
4.35%, 04/15/49 (Call 10/15/48)	2,291	2,007,145
4.63%, 05/15/33 (Call 11/15/32)	1,600	1,554,992
4.65%, 03/01/28 (Call 01/01/28)	2,570	2,532,504
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	2,050	1,611,669
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	1,499	1,243,780
Dominion Energy Inc.
3.07%, 08/15/24(e)	3,543	3,415,735
3.90%, 10/01/25 (Call 07/01/25)	1,978	1,912,627
4.25%, 06/01/28 (Call 03/01/28)	3,067	2,922,084
4.35%, 08/15/32 (Call 05/15/32)	1,165	1,074,235
4.70%, 12/01/44 (Call 06/01/44)	1,855	1,592,944
4.85%, 08/15/52 (Call 02/15/52)	1,325	1,152,949
5.38%, 11/15/32 (Call 08/15/32)	1,410	1,383,985
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(a)	1,499	1,445,845
7.00%, 06/15/38	1,610	1,766,154
Series A, 1.45%, 04/15/26 (Call 03/15/26)	2,765	2,455,071
Series A, 3.30%, 03/15/25 (Call 02/15/25)	1,130	1,081,794
Series A, 4.60%, 03/15/49 (Call 09/15/48)	1,080	918,680
Series B, 3.30%, 04/15/41 (Call 10/15/40)(b)	1,895	1,404,763
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,275	1,200,515
Series B, 5.95%, 06/15/35	2,137	2,196,537
Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,708	1,349,440
Series C, 3.38%, 04/01/30 (Call 01/01/30)	5,404	4,736,066
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,460	1,131,193
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,920	1,693,171
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,533	1,408,398
Series E, 6.30%, 03/15/33	1,050	1,103,088
Series F, 5.25%, 08/01/33	2,015	1,964,262
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,580	1,407,638
5.10%, 06/01/65 (Call 12/01/64)	2,435	2,346,975
5.30%, 05/15/33	595	599,016
5.45%, 02/01/41 (Call 08/01/40)	1,325	1,308,265
6.05%, 01/15/38(b)	1,775	1,898,593
6.63%, 02/01/32	355	390,681
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,130	1,716,077
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,327	1,955,588
2.95%, 03/01/50 (Call 09/01/49)	1,260	860,126
3.38%, 03/01/25 (Call 12/01/24)	1,167	1,125,618

Security	Par (000)	Value

Electric (continued)
3.65%, 03/15/24 (Call 12/15/23)	$1,460	$1,433,311
3.70%, 03/15/45 (Call 09/15/44)	2,385	1,898,055
3.70%, 06/01/46 (Call 12/01/45)	1,480	1,140,828
3.75%, 08/15/47 (Call 02/15/47)	1,922	1,507,540
3.95%, 03/01/49 (Call 09/01/48)	2,339	1,917,699
4.30%, 07/01/44 (Call 01/01/44)	1,456	1,260,226
5.20%, 04/01/33 (Call 01/01/33)	1,630	1,632,152
5.40%, 04/01/53 (Call 10/01/52)	1,630	1,641,817
Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,315	1,993,585
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,490	2,125,788
Series A, 4.00%, 04/01/43 (Call 10/01/42)(b)	277	232,334
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,741	1,445,152
Series B, 3.25%, 04/01/51 (Call 10/01/50)	1,701	1,213,102
Series B, 3.65%, 03/01/52 (Call 09/01/51)	1,005	774,363
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,182	1,844,576
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	4,120	3,781,872
2.95%, 03/01/30 (Call 12/01/29)	1,458	1,246,386
4.22%, 11/01/24(e)	3,935	3,851,657
Series C, 2.53%, 10/01/24(e)	1,469	1,402,351
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,125	1,887,064
Series F, 1.05%, 06/01/25 (Call 05/01/25)	3,455	3,128,848
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	1,774	1,509,763
2.45%, 02/01/30 (Call 11/01/29)(b)	2,515	2,143,031
2.55%, 04/15/31 (Call 01/15/31)	2,728	2,272,997
2.85%, 03/15/32 (Call 12/15/31)	2,805	2,349,748
2.95%, 12/01/26 (Call 09/01/26)	3,990	3,714,012
3.20%, 08/15/49 (Call 02/15/49)	1,495	1,055,963
3.45%, 04/15/51 (Call 10/15/50)	2,220	1,615,361
3.55%, 03/15/52 (Call 09/15/51)	1,675	1,250,036
3.70%, 12/01/47 (Call 06/01/47)	3,067	2,344,139
3.75%, 06/01/45 (Call 12/01/44)	2,279	1,778,372
3.88%, 03/15/46 (Call 09/15/45)	2,530	1,978,890
3.95%, 11/15/28 (Call 08/15/28)	2,656	2,531,752
3.95%, 03/15/48 (Call 09/15/47)	1,805	1,445,372
4.00%, 09/30/42 (Call 03/30/42)	964	792,138
4.25%, 12/15/41 (Call 06/15/41)	1,074	925,058
4.95%, 01/15/33 (Call 10/15/32)	1,035	1,019,320
5.30%, 02/15/40	2,665	2,610,074
5.35%, 01/15/53 (Call 07/15/52)	1,320	1,304,173
6.00%, 01/15/38	867	915,431
6.05%, 04/15/38	1,530	1,623,146
6.10%, 06/01/37	1,810	1,907,414
6.45%, 10/15/32	970	1,044,312
Series A, 6.00%, 12/01/28	1,654	1,736,187
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,648	3,262,698
2.45%, 06/01/30 (Call 03/01/30)	2,268	1,862,890
2.55%, 06/15/31 (Call 03/15/31)	1,235	995,496
2.65%, 09/01/26 (Call 06/01/26)	2,234	2,040,893
3.15%, 08/15/27 (Call 05/15/27)	3,288	3,024,598
3.25%, 01/15/82 (Call 10/15/26), (5 year CMT + 2.321%)(a)	2,374	1,890,416
3.30%, 06/15/41 (Call 12/15/40)	3,513	2,542,885
3.40%, 06/15/29 (Call 03/15/29)	2,227	1,991,673
3.50%, 06/15/51 (Call 12/15/50)	995	695,933
3.75%, 04/15/24 (Call 01/15/24)	3,953	3,879,435
3.75%, 09/01/46 (Call 03/01/46)	4,117	3,027,065
3.95%, 08/15/47 (Call 02/15/47)	2,725	2,060,972

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 06/15/49 (Call 12/15/48)	$3,000	$2,369,340
4.30%, 03/15/28 (Call 02/15/28)	3,250	3,104,172
4.50%, 08/15/32 (Call 05/15/32)	4,215	3,903,722
4.80%, 12/15/45 (Call 06/15/45)	2,674	2,348,066
5.00%, 12/08/25	1,350	1,342,575
5.00%, 12/08/27 (Call 11/08/27)	4,400	4,364,668
5.00%, 08/15/52 (Call 02/15/52)	3,685	3,271,911
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,675	2,135,345
2.40%, 12/15/31 (Call 09/15/31)	2,840	2,305,597
2.50%, 12/01/29 (Call 09/01/29)	2,538	2,161,005
3.00%, 12/15/51 (Call 06/15/51)	2,335	1,576,989
3.20%, 01/15/27 (Call 10/15/26)	3,457	3,246,123
3.40%, 10/01/46 (Call 04/01/46)	2,878	2,060,331
3.80%, 07/15/28 (Call 04/15/28)	2,635	2,493,395
3.85%, 11/15/42 (Call 05/15/42)	2,091	1,681,708
4.20%, 07/15/48 (Call 01/15/48)	1,765	1,483,818
5.65%, 04/01/40	2,111	2,126,516
5.95%, 11/15/52 (Call 05/15/52)	885	943,976
6.35%, 09/15/37	991	1,067,971
6.40%, 06/15/38	3,854	4,260,828
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33	55	45,453
Series 2035, 3.11%, 09/01/38	115	92,194
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	1,970	1,235,151
3.75%, 05/15/46 (Call 11/15/45)	1,349	1,031,203
6.12%, 10/15/35	1,119	1,165,136
6.35%, 08/15/38	868	947,847
6.45%, 04/01/39	2,043	2,200,434
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	614	568,460
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,785	1,962,924
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,588	2,110,850
3.65%, 02/01/29 (Call 11/01/28)	1,291	1,193,633
3.70%, 06/15/46 (Call 12/15/45)	1,672	1,210,478
4.30%, 02/01/49 (Call 08/01/48)	1,342	1,094,361
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	2,275	1,792,950
2.50%, 08/15/50 (Call 02/15/50)	2,040	1,217,513
2.90%, 08/15/51 (Call 02/15/51)	1,313	858,085
3.25%, 08/15/25 (Call 05/15/25)	2,132	2,038,725
3.40%, 04/01/32 (Call 01/01/32)	2,170	1,906,649
3.45%, 03/15/29 (Call 12/15/28)	2,377	2,170,225
3.60%, 09/15/47 (Call 03/15/47)	2,366	1,781,243
3.70%, 09/01/28 (Call 06/01/28)	2,556	2,399,241
3.70%, 10/15/46 (Call 04/15/46)	2,629	1,987,156
4.00%, 04/01/52 (Call 10/01/51)	1,170	931,109
4.10%, 05/15/42 (Call 11/15/41)	880	735,038
4.10%, 03/15/43 (Call 09/15/42)	1,619	1,350,116
4.15%, 12/01/44 (Call 06/01/44)	2,529	2,099,247
4.20%, 08/15/45 (Call 02/15/45)	1,344	1,118,678
4.38%, 03/30/44 (Call 09/30/43)	1,717	1,470,250
6.30%, 04/01/38	1,505	1,615,994
Edison International
3.55%, 11/15/24 (Call 10/15/24)	2,433	2,351,567
4.13%, 03/15/28 (Call 12/15/27)	2,160	2,012,818
4.70%, 08/15/25	1,700	1,656,276
4.95%, 04/15/25 (Call 03/15/25)	1,813	1,786,295
5.75%, 06/15/27 (Call 04/15/27)	2,978	2,992,056

Security	Par (000)	Value

Electric (continued)
6.95%, 11/15/29 (Call 09/15/29)	$1,985	$2,081,471
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	1,281	1,161,777
6.00%, 05/15/35	619	617,917
Emera U.S. Finance LP
0.83%, 06/15/24	2,035	1,905,004
2.64%, 06/15/31 (Call 03/15/31)	2,055	1,618,374
3.55%, 06/15/26 (Call 03/15/26)	3,995	3,750,826
4.75%, 06/15/46 (Call 12/15/45)	4,056	3,181,729
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	3,553	3,445,735
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	3,037	2,918,071
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	1,275	1,248,199
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	1,438	894,465
3.35%, 06/15/52 (Call 12/15/51)	1,440	1,018,066
3.50%, 04/01/26 (Call 01/01/26)	3,068	2,934,082
3.70%, 06/01/24 (Call 03/01/24)	350	343,102
4.00%, 06/01/28 (Call 03/01/28)	375	354,548
4.20%, 04/01/49 (Call 10/01/48)	2,594	2,159,375
5.15%, 01/15/33 (Call 10/15/32)	2,445	2,432,335
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,993	1,776,520
1.90%, 06/15/28 (Call 04/15/28)	1,830	1,547,448
2.40%, 06/15/31 (Call 03/05/31)	2,815	2,227,284
2.80%, 06/15/30 (Call 03/15/30)	2,402	2,012,564
2.95%, 09/01/26 (Call 06/01/26)	2,992	2,752,251
3.75%, 06/15/50 (Call 12/15/49)	2,504	1,832,452
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 03/31/23)	1,191	1,111,167
1.60%, 12/15/30 (Call 09/15/30)	1,948	1,491,759
2.35%, 06/15/32 (Call 03/15/32)	1,105	875,713
2.40%, 10/01/26 (Call 07/01/26)	2,651	2,389,320
2.90%, 03/15/51 (Call 09/15/50)	2,865	1,867,722
3.05%, 06/01/31 (Call 03/01/31)	2,175	1,856,123
3.10%, 06/15/41 (Call 12/15/40)	251	187,991
3.12%, 09/01/27 (Call 06/01/27)	1,795	1,646,194
3.25%, 04/01/28 (Call 01/01/28)	2,504	2,287,504
4.00%, 03/15/33 (Call 12/15/32)	2,162	1,947,486
4.20%, 09/01/48 (Call 03/01/48)	3,381	2,843,184
4.20%, 04/01/50 (Call 10/01/49)	2,361	1,949,478
4.75%, 09/15/52 (Call 03/15/52)	2,205	2,000,729
4.95%, 01/15/45 (Call 01/15/25)	2,215	2,064,624
5.40%, 11/01/24	336	337,310
5.59%, 10/01/24	102	102,475
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	3,563	3,199,146
3.50%, 06/01/51 (Call 12/01/50)	640	470,586
3.85%, 06/01/49 (Call 12/01/48)	304	233,758
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,890	1,475,542
3.55%, 09/30/49 (Call 03/30/49)	2,005	1,451,861
4.00%, 03/30/29 (Call 12/30/28)	532	497,968
4.50%, 03/30/39 (Call 09/30/38)	175	154,319
5.00%, 09/15/52 (Call 03/15/52)(b)	1,480	1,389,572
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	3,909	3,723,674
2.90%, 09/15/29 (Call 06/15/29)	3,230	2,766,237
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,495	1,368,747

40	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.10%, 04/01/27 (Call 01/01/27)	$1,780	$1,667,184
3.25%, 09/01/49 (Call 03/01/49)	1,328	936,081
3.45%, 04/15/50 (Call 10/15/49)	1,435	1,050,277
4.10%, 04/01/43 (Call 10/01/42)	1,410	1,176,941
4.13%, 03/01/42 (Call 09/01/41)	2,022	1,688,431
4.25%, 12/01/45 (Call 06/01/45)	984	813,906
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)(b)	1,625	1,551,907
4.20%, 06/15/47 (Call 12/15/46)	1,140	937,673
4.20%, 03/15/48 (Call 09/15/47)	1,054	873,091
5.30%, 10/01/41 (Call 04/01/41)	1,451	1,409,574
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	1,808	1,472,074
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	1,023	842,093
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	1,950	1,592,721
2.90%, 03/01/27 (Call 02/01/27)	2,870	2,627,514
3.38%, 03/01/32 (Call 12/01/31)(b)	2,007	1,719,437
3.45%, 01/15/50 (Call 07/15/49)	2,560	1,842,125
4.20%, 06/27/24	1,820	1,788,678
4.60%, 07/01/27 (Call 06/01/27)	2,858	2,787,465
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,641	1,575,639
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,896	2,783,925
Series M, 3.30%, 01/15/28 (Call 10/15/27)	856	787,999
Series O, 4.25%, 04/01/29 (Call 01/01/29)	2,212	2,079,037
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,316	2,070,875
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,906	2,243,403
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,605	1,408,885
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	2,215	2,015,694
3.35%, 03/15/32 (Call 12/15/31)(b)	75	64,032
3.40%, 04/15/26 (Call 01/15/26)	3,122	2,944,233
3.95%, 06/15/25 (Call 03/15/25)	3,723	3,603,194
4.05%, 04/15/30 (Call 01/15/30)	5,880	5,393,783
4.10%, 03/15/52 (Call 09/15/51)	1,470	1,166,710
4.45%, 04/15/46 (Call 10/15/45)	1,933	1,607,985
4.70%, 04/15/50 (Call 10/15/49)	2,997	2,603,224
4.95%, 06/15/35 (Call 12/15/34)	2,034	1,926,239
5.10%, 06/15/45 (Call 12/15/44)	2,340	2,152,121
5.15%, 03/15/28 (Call 02/15/28)	1,315	1,303,783
5.30%, 03/15/33 (Call 12/15/32)	2,550	2,519,068
5.60%, 03/15/53 (Call 09/15/52)	2,550	2,492,089
5.63%, 06/15/35	2,514	2,528,933
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	3,471	3,363,052
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	1,923	1,579,802
2.85%, 04/01/25 (Call 03/01/25)	7,494	7,163,739
2.88%, 12/04/51 (Call 06/04/51)	5,272	3,515,528
3.13%, 12/01/25 (Call 06/01/25)	3,228	3,077,382
3.15%, 10/01/49 (Call 04/01/49)	3,204	2,271,027
3.25%, 06/01/24 (Call 12/01/23)	2,846	2,774,878
3.70%, 12/01/47 (Call 06/01/47)	3,192	2,516,541
3.80%, 12/15/42 (Call 06/15/42)	1,656	1,363,815
3.95%, 03/01/48 (Call 09/01/47)	3,922	3,210,392
3.99%, 03/01/49 (Call 09/01/48)	2,650	2,190,172
4.05%, 06/01/42 (Call 12/01/41)	2,380	2,021,715
4.05%, 10/01/44 (Call 04/01/44)	2,163	1,816,401
4.13%, 02/01/42 (Call 08/01/41)	2,118	1,797,674
4.13%, 06/01/48 (Call 12/01/47)	2,381	2,007,326
4.95%, 06/01/35	434	424,157

Security	Par (000)	Value

Electric (continued)
5.05%, 04/01/28 (Call 03/01/28)	$1,360	$1,358,232
5.10%, 04/01/33 (Call 01/03/33)	2,560	2,555,853
5.25%, 02/01/41 (Call 08/01/40)	2,464	2,439,138
5.30%, 04/01/53 (Call 10/01/52)	1,695	1,686,559
5.63%, 04/01/34	670	701,249
5.65%, 02/01/37	2,267	2,322,632
5.69%, 03/01/40	1,328	1,384,307
5.95%, 02/01/38	1,898	1,999,904
5.96%, 04/01/39	640	682,074
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,710	5,302,420
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	295	278,156
3.25%, 03/30/27 (Call 12/30/26)	1,570	1,451,873
4.30%, 03/15/42	4,633	3,899,133
4.30%, 03/15/43	1,812	1,514,017
4.70%, 05/15/32 (Call 02/15/32)	1,220	1,160,000
5.13%, 05/15/52 (Call 11/15/51)	2,400	2,241,912
Series 10-C, 4.75%, 09/01/40	2,409	2,159,307
Series A, 2.20%, 09/15/24 (Call 08/15/24)	2,442	2,327,714
Series A, 3.25%, 03/15/51 (Call 09/15/50)	735	497,470
Series B, 2.65%, 09/15/29 (Call 06/15/29)	2,822	2,393,733
Series B, 3.70%, 01/30/50 (Call 07/30/49)	2,028	1,499,179
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,651	1,543,685
Iberdrola International BV
5.81%, 03/15/25	2,320	2,335,103
6.75%, 07/15/36(b)	1,532	1,668,976
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	816	680,691
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	2,210	1,526,624
3.85%, 05/15/28 (Call 02/15/28)(b)	2,034	1,927,093
4.25%, 08/15/48 (Call 02/15/48)	1,705	1,400,930
6.05%, 03/15/37	215	223,925
Series K, 4.55%, 03/15/46 (Call 09/15/45)	1,818	1,551,699
Series L, 3.75%, 07/01/47 (Call 01/01/47)	713	536,604
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	997	816,852
3.10%, 11/30/51 (Call 05/30/51)	1,835	1,216,862
3.25%, 12/01/24 (Call 09/01/24)	3,170	3,053,724
3.50%, 09/30/49 (Call 03/30/49)	1,509	1,100,272
3.60%, 04/01/29 (Call 01/01/29)	807	735,984
3.70%, 09/15/46 (Call 03/15/46)	1,133	831,509
4.10%, 09/26/28 (Call 06/26/28)	2,856	2,733,592
6.25%, 07/15/39	815	851,243
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	2,993	2,895,698
4.25%, 05/01/30 (Call 02/01/30)	2,030	1,828,786
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	1,965	1,835,506
3.35%, 11/15/27 (Call 08/15/27)	1,635	1,508,140
3.65%, 06/15/24 (Call 03/15/24)	1,262	1,229,756
5.30%, 07/01/43 (Call 01/01/43)	1,366	1,281,827
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	164	155,995
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	2,165	1,532,539
4.38%, 10/01/45 (Call 04/01/45)	2,136	1,801,011
5.13%, 11/01/40 (Call 05/01/40)	2,709	2,592,865

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	$670	$568,274
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,177	1,118,962
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	2,355	1,526,016
3.10%, 05/01/27 (Call 02/01/27)	2,755	2,570,690
3.15%, 04/15/50 (Call 10/15/49)	2,982	2,130,460
3.50%, 10/15/24 (Call 07/15/24)	4,998	4,864,953
3.65%, 04/15/29 (Call 01/15/29)	3,760	3,483,490
3.65%, 08/01/48 (Call 02/01/48)	2,903	2,256,502
3.95%, 08/01/47 (Call 02/01/47)	2,388	1,978,076
4.25%, 05/01/46 (Call 11/01/45)	1,665	1,404,627
4.25%, 07/15/49 (Call 01/15/49)	3,839	3,315,706
4.40%, 10/15/44 (Call 04/15/44)	1,942	1,720,360
4.80%, 09/15/43 (Call 03/15/43)	842	781,730
5.75%, 11/01/35	320	332,598
5.80%, 10/15/36	1,694	1,779,395
6.75%, 12/30/31	1,085	1,205,706
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,265	3,075,956
Series 12-A, 4.25%, 03/15/42	2,156	1,773,827
Series B, 3.10%, 07/30/51 (Call 01/30/51)	1,618	1,057,056
National Grid USA, 5.80%, 04/01/35	1,472	1,428,208
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	2,317	2,026,170
1.35%, 03/15/31 (Call 12/15/30)	2,209	1,647,649
1.65%, 06/15/31 (Call 03/15/31)	1,615	1,237,914
1.88%, 02/07/25	1,386	1,299,638
2.40%, 03/15/30 (Call 12/15/29)	2,475	2,079,445
2.75%, 04/15/32 (Call 01/15/32)	2,175	1,795,854
2.85%, 01/27/25 (Call 10/27/24)	1,842	1,762,905
3.05%, 04/25/27 (Call 01/25/27)(b)	1,661	1,549,082
3.25%, 11/01/25 (Call 08/01/25)	2,480	2,351,883
3.40%, 02/07/28 (Call 11/07/27)	2,605	2,417,544
3.45%, 06/15/25	1,145	1,096,670
3.70%, 03/15/29 (Call 12/15/28)	690	632,509
3.90%, 11/01/28 (Call 08/01/28)	1,435	1,350,794
4.02%, 11/01/32 (Call 05/01/32)	1,559	1,422,276
4.15%, 12/15/32 (Call 09/15/32)	1,400	1,286,726
4.30%, 03/15/49 (Call 09/15/48)	1,739	1,477,176
4.40%, 11/01/48 (Call 05/01/48)	1,150	979,616
4.45%, 03/13/26 (Call 02/13/26)	830	812,778
4.80%, 03/15/28 (Call 02/15/28)	3,820	3,762,509
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)	1,020	964,379
5.45%, 10/30/25	2,445	2,453,484
5.80%, 01/15/33 (Call 07/15/32)	2,200	2,266,572
Series C, 8.00%, 03/01/32	1,188	1,405,832
Series D, 1.00%, 10/18/24	1,185	1,103,887
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	835	898,168
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,329	2,171,956
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	535	451,829
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,550	1,068,198
Series N, 6.65%, 04/01/36	1,220	1,344,843
Series R, 6.75%, 07/01/37	1,470	1,635,463
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	5,100	4,496,313
1.90%, 06/15/28 (Call 04/15/28)	3,225	2,726,383
2.25%, 06/01/30 (Call 03/01/30)	3,762	3,047,032

Security	Par (000)	Value

Electric (continued)
2.44%, 01/15/32 (Call 10/15/31)	$3,998	$3,164,777
2.75%, 11/01/29 (Call 08/01/29)	4,330	3,685,263
2.94%, 03/21/24 (Call 03/31/23)	40	39,004
3.00%, 01/15/52 (Call 07/15/51)	2,045	1,337,594
3.50%, 04/01/29 (Call 01/01/29)	4,309	3,898,654
3.55%, 05/01/27 (Call 02/01/27)	6,077	5,681,570
3.80%, 03/15/82 (Call 03/15/27), (5 year CMT + 2.547%)(a)	300	256,350
4.20%, 06/20/24	3,100	3,047,982
4.26%, 09/01/24	2,025	1,987,315
4.45%, 06/20/25	3,050	2,985,340
4.63%, 07/15/27 (Call 06/15/27)	5,655	5,501,184
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	2,983	2,648,934
4.90%, 02/28/28 (Call 01/28/28)	4,865	4,761,181
5.00%, 02/28/30 (Call 12/28/29)	4,905	4,767,856
5.00%, 07/15/32 (Call 04/15/32)	4,862	4,681,912
5.05%, 02/28/33 (Call 11/28/32)	4,850	4,692,763
5.25%, 02/28/53 (Call 08/28/52)	4,850	4,594,696
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)	751	700,901
6.05%, 03/01/25	15	15,100
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)	1,610	1,329,586
2.60%, 06/01/51 (Call 12/01/50)	1,930	1,232,923
2.90%, 03/01/50 (Call 09/01/49)	2,459	1,669,636
3.20%, 04/01/52 (Call 10/01/51)	1,740	1,241,560
3.40%, 08/15/42 (Call 02/15/42)	1,078	845,626
3.60%, 05/15/46 (Call 11/15/45)	1,311	1,008,002
3.60%, 09/15/47 (Call 03/15/47)	2,113	1,638,970
4.00%, 08/15/45 (Call 02/15/45)	1,497	1,235,639
4.13%, 05/15/44 (Call 11/15/43)	1,530	1,303,392
4.50%, 06/01/52 (Call 12/01/51)	1,165	1,050,271
5.35%, 11/01/39	1,005	1,008,809
6.20%, 07/01/37	1,088	1,164,291
6.25%, 06/01/36	1,110	1,187,389
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	415	344,118
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	876	692,960
3.10%, 06/01/51 (Call 12/01/50)	575	398,855
3.20%, 05/15/27 (Call 02/15/27)	2,416	2,250,383
3.25%, 05/15/29 (Call 02/15/29)	2,382	2,153,781
3.95%, 04/01/30 (Call 01/01/30)	2,291	2,146,438
4.40%, 03/01/44 (Call 09/01/43)	1,535	1,341,805
4.55%, 06/01/52 (Call 12/01/51)	1,990	1,796,870
4.95%, 09/15/52 (Call 03/15/52)	20	19,093
5.50%, 03/15/40	210	212,751
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	1,560	1,143,230
4.50%, 04/01/47 (Call 10/01/46)(f)	1,455	1,186,887
5.05%, 10/01/48 (Call 04/01/48)	1,770	1,544,413
5.25%, 09/01/50	1,442	1,310,230
5.38%, 11/01/40	1,665	1,536,112
5.95%, 11/01/39	1,601	1,592,835
Ohio Edison Co., 6.88%, 07/15/36	1,100	1,203,950
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	2,017	1,616,525
4.15%, 04/01/48 (Call 10/01/47)	1,677	1,390,350
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,363	1,997,042
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,571	1,982,652

42	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series R, 2.90%, 10/01/51 (Call 04/01/51)	$1,240	$817,916
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	1,806	1,589,551
3.30%, 03/15/30 (Call 09/15/29)	1,621	1,434,180
3.80%, 08/15/28 (Call 02/15/28)	1,187	1,110,106
3.85%, 08/15/47 (Call 02/15/47)	1,359	1,035,830
4.15%, 04/01/47 (Call 10/01/46)	1,380	1,103,710
5.40%, 01/15/33 (Call 07/15/32)	1,355	1,360,095
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	3,915	3,492,806
2.70%, 11/15/51 (Call 05/15/51)	1,835	1,190,273
2.75%, 06/01/24 (Call 05/01/24)	4,280	4,145,009
2.75%, 05/15/30 (Call 02/15/30)	2,077	1,801,797
2.95%, 04/01/25 (Call 01/01/25)	1,066	1,015,077
3.10%, 09/15/49 (Call 03/15/49)	1,825	1,281,515
3.70%, 11/15/28 (Call 08/15/28)	3,368	3,162,956
3.70%, 05/15/50 (Call 11/15/49)	2,426	1,913,265
3.75%, 04/01/45 (Call 10/01/44)	2,566	2,071,686
3.80%, 09/30/47 (Call 03/30/47)	1,977	1,603,742
3.80%, 06/01/49 (Call 12/01/48)	1,973	1,590,652
4.10%, 11/15/48 (Call 05/15/48)	1,710	1,450,217
4.15%, 06/01/32 (Call 03/01/32)	1,495	1,405,076
4.55%, 09/15/32 (Call 06/15/32)	2,695	2,607,628
4.55%, 12/01/41 (Call 06/01/41)	1,066	977,778
4.60%, 06/01/52 (Call 12/01/51)	90	81,708
4.95%, 09/15/52 (Call 03/15/52)	5,115	4,918,431
5.25%, 09/30/40	992	984,054
5.30%, 06/01/42 (Call 12/01/41)	1,548	1,553,031
5.35%, 10/01/52 (Call 04/01/52)	70	71,199
5.75%, 03/15/29 (Call 12/15/28)	984	1,018,037
7.00%, 05/01/32	682	778,455
7.25%, 01/15/33	1,612	1,876,948
7.50%, 09/01/38	594	720,261
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	4,465	3,798,911
2.50%, 02/01/31 (Call 11/01/30)	7,223	5,625,345
2.95%, 03/01/26 (Call 12/01/25)	3,043	2,801,416
3.00%, 06/15/28 (Call 04/15/28)	3,410	2,973,588
3.15%, 01/01/26	3,313	3,075,528
3.25%, 06/01/31 (Call 03/01/31)	2,535	2,068,560
3.30%, 03/15/27 (Call 12/15/26)	1,574	1,435,519
3.30%, 12/01/27 (Call 09/01/27)	2,847	2,539,837
3.30%, 08/01/40 (Call 02/01/40)	1,597	1,081,281
3.40%, 08/15/24 (Call 05/15/24)	125	120,109
3.45%, 07/01/25	1,747	1,654,025
3.50%, 06/15/25 (Call 03/15/25)	1,070	1,014,167
3.50%, 08/01/50 (Call 02/01/50)	7,290	4,589,492
3.75%, 07/01/28	3,569	3,202,392
3.75%, 08/15/42 (Call 02/15/42)	1,373	950,171
3.95%, 12/01/47 (Call 06/01/47)	3,033	2,077,029
4.00%, 12/01/46 (Call 06/01/46)	2,909	1,984,491
4.20%, 03/01/29 (Call 01/01/29)	1,605	1,441,755
4.20%, 06/01/41 (Call 12/01/40)	2,437	1,837,181
4.25%, 03/15/46 (Call 09/15/45)	2,092	1,483,144
4.30%, 03/15/45 (Call 09/15/44)	2,634	1,907,016
4.40%, 03/01/32 (Call 12/01/31)	1,935	1,682,560
4.45%, 04/15/42 (Call 10/15/41)	1,591	1,193,998
4.50%, 07/01/40 (Call 01/01/40)	7,383	5,780,889
4.55%, 07/01/30 (Call 01/01/30)	11,084	10,008,298
4.60%, 06/15/43 (Call 12/15/42)	1,811	1,371,072

Security	Par (000)	Value

Electric (continued)
4.65%, 08/01/28 (Call 05/01/28)	$1,150	$1,060,381
4.75%, 02/15/44 (Call 08/15/43)	1,945	1,523,071
4.95%, 06/08/25	2,655	2,603,679
4.95%, 07/01/50 (Call 01/01/50)	10,867	8,585,147
5.25%, 03/01/52 (Call 09/01/51)	2,640	2,173,882
5.45%, 06/15/27 (Call 05/15/27)	2,614	2,553,590
5.90%, 06/15/32 (Call 03/15/32)	3,405	3,289,128
6.15%, 01/15/33 (Call 10/15/32)	2,965	2,930,339
6.75%, 01/15/53 (Call 07/15/52)	4,025	4,002,339
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	1,505	1,290,718
2.90%, 06/15/52 (Call 12/15/51)	960	634,608
3.30%, 03/15/51 (Call 09/15/50)	2,829	2,017,954
3.50%, 06/15/29 (Call 03/15/29)	1,825	1,672,977
3.60%, 04/01/24 (Call 01/01/24)	2,325	2,281,732
4.10%, 02/01/42 (Call 08/01/41)	1,441	1,226,565
4.13%, 01/15/49 (Call 07/15/48)	1,785	1,477,409
4.15%, 02/15/50 (Call 08/15/49)	2,297	1,897,644
5.25%, 06/15/35	879	879,941
5.35%, 12/01/53 (Call 06/01/53)	3,645	3,596,266
5.75%, 04/01/37	702	718,167
6.00%, 01/15/39	2,408	2,508,197
6.10%, 08/01/36	1,015	1,066,136
6.25%, 10/15/37	2,342	2,520,952
6.35%, 07/15/38	770	838,391
7.70%, 11/15/31(b)	50	59,568
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	355	231,393
2.85%, 09/15/51 (Call 03/15/51)	970	638,328
3.00%, 09/15/49 (Call 03/15/49)	1,500	1,029,105
3.05%, 03/15/51 (Call 09/15/50)	925	634,078
3.15%, 10/15/25 (Call 07/15/25)	835	795,655
3.70%, 09/15/47 (Call 03/15/47)	1,736	1,363,958
3.90%, 03/01/48 (Call 09/01/47)	2,582	2,106,241
4.15%, 10/01/44 (Call 04/01/44)	855	719,055
4.38%, 08/15/52 (Call 02/15/52)	1,625	1,426,750
4.60%, 05/15/52 (Call 11/15/51)	1,485	1,342,291
5.95%, 10/01/36	665	694,080
PG&E Recovery Funding LLC, 5.05%, 07/15/34	100	99,207
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	2,228	2,020,729
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	2,347	2,301,797
4.15%, 03/15/43 (Call 09/15/42)	2,239	1,919,875
6.50%, 11/15/37	210	231,468
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	4,059	3,797,925
4.13%, 04/15/30 (Call 01/15/30)	1,060	988,874
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,752	1,217,675
3.95%, 06/01/47 (Call 12/01/46)	823	684,999
4.13%, 06/15/44 (Call 12/15/43)	903	758,827
4.15%, 10/01/45 (Call 04/01/45)	1,435	1,201,210
4.15%, 06/15/48 (Call 12/15/47)	1,570	1,343,967
4.75%, 07/15/43 (Call 01/15/43)	1,055	965,409
5.00%, 05/15/33 (Call 02/15/33)	4,100	4,067,118
5.25%, 05/15/53 (Call 11/15/52)	4,700	4,635,939
6.25%, 05/15/39	1,325	1,433,067
Progress Energy Inc.
6.00%, 12/01/39	2,562	2,577,090

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
7.00%, 10/30/31	$1,240	$1,336,782
7.75%, 03/01/31	1,939	2,187,192
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	375	296,666
3.60%, 09/15/42 (Call 03/15/42)	778	616,775
3.70%, 06/15/28 (Call 12/15/27)	1,760	1,662,778
3.80%, 06/15/47 (Call 12/15/46)	1,804	1,436,471
4.05%, 09/15/49 (Call 03/15/49)	1,786	1,458,841
4.10%, 06/01/32 (Call 12/01/31)(b)	1,105	1,040,766
4.10%, 06/15/48 (Call 12/15/47)	1,535	1,278,225
4.30%, 03/15/44 (Call 09/15/43)	1,416	1,231,000
4.50%, 06/01/52 (Call 12/01/51)	1,415	1,262,633
6.50%, 08/01/38	60	66,350
Series 17, 6.25%, 09/01/37	799	871,773
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,374	986,752
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,389	1,920,063
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	1,480	962,829
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	1,550	1,200,878
5.15%, 01/15/53 (Call 07/15/52)	1,570	1,550,909
Series V, 2.20%, 06/15/31 (Call 03/15/31)	170	139,096
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	2,155	2,134,377
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,095	870,985
Series K, 3.15%, 08/15/51 (Call 02/15/51)	500	334,480
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,555	1,377,217
1.90%, 08/15/31 (Call 05/15/31)	1,775	1,412,154
2.05%, 08/01/50 (Call 02/01/50)(b)	1,515	856,702
2.25%, 09/15/26 (Call 06/15/26)	1,389	1,261,754
2.45%, 01/15/30 (Call 10/15/29)	3,319	2,849,494
2.70%, 05/01/50 (Call 11/01/49)	755	496,979
3.00%, 05/15/25 (Call 02/15/25)	513	488,699
3.00%, 05/15/27 (Call 02/15/27)	1,884	1,748,145
3.00%, 03/01/51 (Call 09/01/50)	210	145,268
3.10%, 03/15/32 (Call 12/15/31)	379	329,146
3.15%, 01/01/50 (Call 07/01/49)	1,850	1,331,759
3.20%, 05/15/29 (Call 02/15/29)	1,424	1,282,298
3.20%, 08/01/49 (Call 02/01/49)	1,685	1,229,191
3.60%, 12/01/47 (Call 06/01/47)	1,639	1,270,241
3.65%, 09/01/28 (Call 06/01/28)	2,203	2,060,268
3.65%, 09/01/42 (Call 03/01/42)	1,975	1,580,099
3.70%, 05/01/28 (Call 02/01/28)	1,634	1,541,548
3.80%, 01/01/43 (Call 07/01/42)	494	411,882
3.80%, 03/01/46 (Call 09/01/45)	2,758	2,199,422
3.85%, 05/01/49 (Call 11/01/48)	2,302	1,872,562
3.95%, 05/01/42 (Call 11/01/41)	200	167,522
4.05%, 05/01/48 (Call 11/01/47)	1,801	1,525,897
4.90%, 12/15/32 (Call 09/15/32)	2,613	2,603,985
5.50%, 03/01/40	247	252,869
5.80%, 05/01/37	193	200,768
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	1,672	1,498,262
1.60%, 08/15/30 (Call 05/15/30)(b)	1,613	1,247,285
2.45%, 11/15/31 (Call 08/15/31)	365	291,967
2.88%, 06/15/24 (Call 05/15/24)	4,272	4,124,189
5.85%, 11/15/27 (Call 10/15/27)	1,300	1,329,549
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	3,735	3,176,468
3.65%, 05/15/25 (Call 02/15/25)	2,263	2,144,917

Security	Par (000)	Value

Electric (continued)
4.10%, 06/15/30 (Call 03/15/30)	$1,634	$1,467,250
4.22%, 03/15/32 (Call 12/15/31)	2,534	2,244,440
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	445	289,254
3.25%, 09/15/49 (Call 03/15/49)	3,123	2,209,741
4.22%, 06/15/48 (Call 12/15/47)	3,245	2,720,446
4.30%, 05/20/45 (Call 11/20/44)	1,312	1,076,365
5.64%, 04/15/41 (Call 10/15/40)	25	25,153
5.76%, 10/01/39	1,320	1,327,656
5.80%, 03/15/40	1,310	1,326,978
6.27%, 03/15/37	950	1,001,053
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,800	2,571,352
3.70%, 03/15/52 (Call 09/15/51)	340	263,364
4.15%, 05/15/48 (Call 11/15/47)	1,690	1,416,220
4.50%, 08/15/40	483	435,014
6.00%, 06/01/39	940	979,198
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,460	1,908,935
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	2,529	2,054,509
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	2,011	1,435,110
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,530	2,779,098
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	1,885	1,250,094
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	1,000	846,340
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	4,150	3,816,713
3.30%, 04/01/25 (Call 03/01/25)	2,623	2,508,349
3.40%, 02/01/28 (Call 10/01/27)	4,867	4,455,885
3.70%, 04/01/29 (Call 02/01/29)	1,845	1,676,588
3.80%, 02/01/38 (Call 08/01/37)	3,437	2,823,530
4.00%, 02/01/48 (Call 08/01/47)	1,287	997,657
4.13%, 04/01/52 (Call 01/01/27), (5 year CMT + 2.868%)(a)	3,330	2,821,309
6.00%, 10/15/39	2,991	3,043,283
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	3,334	3,083,517
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	1,710	1,629,886
2.25%, 06/01/30 (Call 03/01/30)	1,772	1,457,860
2.75%, 02/01/32 (Call 11/01/31)	2,320	1,921,633
2.85%, 08/01/29 (Call 05/01/29)	2,148	1,853,681
3.45%, 02/01/52 (Call 08/01/51)	1,430	1,014,156
3.65%, 02/01/50 (Call 08/01/49)	4,884	3,594,136
4.00%, 04/01/47 (Call 10/01/46)	6,799	5,322,597
4.05%, 03/15/42 (Call 09/15/41)	1,457	1,174,094
4.50%, 09/01/40 (Call 03/01/40)	1,550	1,330,458
4.65%, 10/01/43 (Call 04/01/43)	2,003	1,738,924
5.30%, 03/01/28 (Call 02/01/28)	370	369,560
5.50%, 03/15/40	2,383	2,320,256
5.63%, 02/01/36	1,284	1,269,863
5.70%, 03/01/53 (Call 09/01/52)	430	429,837
5.85%, 11/01/27 (Call 10/01/27)	1,690	1,730,256
5.95%, 11/01/32 (Call 08/01/32)	915	953,073
6.00%, 01/15/34	1,364	1,425,216
6.05%, 03/15/39	2,170	2,229,523
6.65%, 04/01/29	1,230	1,289,311
Series 04-G, 5.75%, 04/01/35	679	688,981
Series 05-E, 5.35%, 07/15/35	1,296	1,271,544
Series 06-E, 5.55%, 01/15/37	1,955	1,922,742
Series 08-A, 5.95%, 02/01/38	2,127	2,181,515
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	1,794	1,404,756

44	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	$1,300	$1,151,735
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	445	285,872
Series A, 4.20%, 03/01/29 (Call 12/01/28)	1,403	1,323,464
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,072	1,936,698
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,691	2,396,901
Series C, 3.60%, 02/01/45 (Call 08/01/44)	1,120	812,022
Series C, 4.13%, 03/01/48 (Call 09/01/47)	3,632	2,889,002
Series C, 4.20%, 06/01/25	1,320	1,289,891
Series D, 4.70%, 06/01/27 (Call 05/01/27)	1,825	1,795,490
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,967	3,811,375
Series E, 5.45%, 06/01/52 (Call 12/01/51)	1,765	1,708,714
Series G, 2.50%, 06/01/31 (Call 03/01/31)	2,447	2,007,984
Series H, 3.65%, 06/01/51 (Call 12/01/50)	1,695	1,252,334
Series K, 0.98%, 08/01/24	1,050	984,837
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	9,188	8,575,804
4.25%, 07/01/36 (Call 01/01/36)	995	865,361
4.40%, 07/01/46 (Call 01/01/46)	6,551	5,372,672
4.48%, 08/01/24(e)	40	39,386
5.11%, 08/01/27	2,150	2,122,480
5.15%, 10/06/25	2,225	2,217,680
5.70%, 10/15/32 (Call 04/15/32)	920	934,435
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5 year CMT + 2.915%)(a)	3,745	3,219,277
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	1,310	1,102,548
Series A, 3.70%, 04/30/30 (Call 01/30/30)	3,935	3,547,835
Series B, 4.00%, 01/15/51 (Call 01/15/26), (5 year CMT + 3.733%)(a)	1,165	1,089,671
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	1,528	1,353,105
4.15%, 12/01/25 (Call 09/01/25)	3,546	3,454,868
5.15%, 09/15/41	2,468	2,244,769
5.25%, 07/15/43	1,060	961,558
Series F, 4.95%, 12/15/46 (Call 06/15/46)	1,530	1,315,157
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	1,360	910,234
6.20%, 03/15/40	1,594	1,639,509
Series J, 3.90%, 04/01/45 (Call 10/01/44)	660	505,817
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,690	1,542,497
Series L, 3.85%, 02/01/48 (Call 08/01/47)	1,763	1,322,655
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,735	1,639,454
Series N, 1.65%, 03/15/26 (Call 02/15/26)	2,275	2,033,486
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	810	789,321
3.40%, 08/15/46 (Call 02/15/46)	1,098	788,035
3.70%, 08/15/47 (Call 02/15/47)	1,885	1,428,981
3.75%, 06/15/49 (Call 12/15/48)	1,273	969,606
4.50%, 08/15/41 (Call 02/15/41)	1,656	1,449,596
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,228	1,043,763
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	1,063	741,474
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	1,839	1,491,797
3.45%, 03/15/51 (Call 09/15/50)	315	225,433
3.63%, 06/15/50 (Call 12/15/49)	1,276	944,100
4.10%, 06/15/42 (Call 12/15/41)	1,301	1,078,880
4.30%, 06/15/48 (Call 12/15/47)	1,609	1,330,933
4.35%, 05/15/44 (Call 11/15/43)	1,490	1,249,410
4.45%, 06/15/49 (Call 12/15/48)	1,699	1,420,432
5.00%, 07/15/52 (Call 01/15/52)	1,355	1,255,584
Toledo Edison Co. (The), 6.15%, 05/15/37	904	943,821

Security	Par (000)	Value

Electric (continued)
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	$2,950	$2,276,338
3.05%, 03/15/25 (Call 12/15/24)	285	272,078
3.25%, 05/15/32 (Call 02/15/32)	998	853,599
3.25%, 05/01/51 (Call 11/01/50)	1,150	773,318
4.00%, 06/15/50 (Call 12/15/49)	1,252	973,380
4.85%, 12/01/48 (Call 06/01/48)	1,172	1,028,887
5.50%, 04/15/53 (Call 10/15/52)	1,605	1,584,873
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	2,515	1,987,630
2.63%, 03/15/51 (Call 09/15/50)	931	592,684
2.95%, 06/15/27 (Call 03/15/27)	2,438	2,254,809
2.95%, 03/15/30 (Call 12/15/29)	2,134	1,872,926
3.25%, 10/01/49 (Call 04/01/49)	2,656	1,881,032
3.50%, 04/15/24 (Call 01/15/24)	1,930	1,887,135
3.50%, 03/15/29 (Call 12/15/28)	2,389	2,189,303
3.65%, 04/15/45 (Call 10/15/44)	1,765	1,351,213
3.90%, 09/15/42 (Call 03/15/42)	750	612,728
3.90%, 04/01/52 (Call 10/01/51)	570	456,889
4.00%, 04/01/48 (Call 10/01/47)	2,500	2,009,500
5.30%, 08/01/37	115	112,286
5.45%, 03/15/53 (Call 09/15/52)	2,500	2,502,175
8.45%, 03/15/39	523	675,360
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	2,834	2,282,702
2.40%, 03/30/32 (Call 12/30/31)	1,085	876,203
2.45%, 12/15/50 (Call 06/15/50)	3,662	2,172,738
2.95%, 11/15/51 (Call 05/15/51)	3,070	2,019,937
3.30%, 12/01/49 (Call 06/01/49)	1,635	1,177,151
4.00%, 01/15/43 (Call 07/15/42)	2,150	1,765,687
4.45%, 02/15/44 (Call 08/15/43)	2,195	1,886,866
4.60%, 12/01/48 (Call 06/01/48)	2,100	1,820,070
6.35%, 11/30/37	1,512	1,610,870
8.88%, 11/15/38	1,858	2,491,597
Series A, 2.88%, 07/15/29 (Call 04/15/29)	1,426	1,251,786
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,267	2,160,519
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,257	4,030,442
Series A, 3.50%, 03/15/27 (Call 12/15/26)	3,827	3,600,863
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,845	3,628,334
Series A, 6.00%, 05/15/37	1,952	2,053,114
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,530	2,334,608
Series B, 3.75%, 05/15/27 (Call 04/15/27)	1,100	1,044,274
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,122	1,644,147
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,407	1,148,295
Series B, 6.00%, 01/15/36	1,319	1,377,115
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,915	1,507,660
Series C, 4.63%, 05/15/52 (Call 11/15/51)	2,365	2,078,125
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,365	2,095,177
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)	934	889,999
1.38%, 10/15/27 (Call 08/15/27)	1,827	1,548,492
1.80%, 10/15/30 (Call 07/15/30)	1,013	794,070
2.20%, 12/15/28 (Call 10/15/28)	592	502,146
4.75%, 01/09/26 (Call 12/09/25)	3,265	3,220,335
4.75%, 01/15/28 (Call 12/15/27)	3,450	3,381,310
5.00%, 09/27/25 (Call 08/27/25)	1,510	1,496,455
5.15%, 10/01/27 (Call 09/01/27)	3,870	3,845,155
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	1,995	1,695,531
2.05%, 12/15/24 (Call 11/15/24)	1,670	1,578,785

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 10/15/48 (Call 04/15/48)	$785	$667,407
4.75%, 09/30/32 (Call 06/30/32)	1,710	1,671,542
5.63%, 05/15/33	110	114,885
5.70%, 12/01/36	475	482,263
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	2,250	1,761,412
3.00%, 07/01/29 (Call 04/01/29)	1,943	1,703,195
3.05%, 10/15/27 (Call 07/15/27)	1,205	1,111,793
3.65%, 04/01/50 (Call 10/01/49)	1,305	967,684
3.95%, 09/01/32 (Call 06/01/32)	2,125	1,934,919
6.38%, 08/15/37	245	260,959
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	1,755	1,157,791
3.30%, 09/01/49 (Call 03/01/49)	1,310	952,265
3.67%, 12/01/42	1,290	992,436
4.75%, 11/01/44 (Call 05/01/44)	1,568	1,397,888
5.35%, 11/10/25 (Call 10/10/25)	1,415	1,419,132
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	2,680	2,352,531
2.35%, 11/15/31 (Call 05/15/31)	1,620	1,289,536
2.60%, 12/01/29 (Call 06/01/29)	2,436	2,056,934
3.30%, 06/01/25 (Call 12/01/24)	2,549	2,435,315
3.35%, 12/01/26 (Call 06/01/26)	2,932	2,744,792
3.40%, 06/01/30 (Call 12/01/29)	2,480	2,196,610
3.50%, 12/01/49 (Call 06/01/49)	1,715	1,243,992
4.00%, 06/15/28 (Call 12/15/27)	3,566	3,372,865
4.60%, 06/01/32 (Call 12/01/31)	2,670	2,532,602
6.50%, 07/01/36	904	973,554

		1,697,655,782

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	1,496	1,170,605
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,254	1,083,431
1.80%, 10/15/27 (Call 08/15/27)	3,056	2,666,941
1.95%, 10/15/30 (Call 07/15/30)	1,306	1,053,628
2.00%, 12/21/28 (Call 10/21/28)	2,280	1,947,713
2.20%, 12/21/31 (Call 09/21/31)	2,426	1,943,396
2.75%, 10/15/50 (Call 04/15/50)	2,800	1,801,184
2.80%, 12/21/51 (Call 06/21/51)	2,400	1,539,456
3.15%, 06/01/25 (Call 03/01/25)	3,100	2,969,056
5.25%, 11/15/39	1,645	1,646,727

		17,822,137

Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	939	761,304
2.30%, 03/12/31 (Call 12/12/30)	3,674	2,988,505
2.75%, 09/15/29 (Call 06/15/29)	2,209	1,907,781
3.05%, 09/22/26 (Call 06/22/26)	2,821	2,619,806
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,461	2,146,730
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,971	1,895,590
3.55%, 10/01/27 (Call 07/01/27)	1,677	1,539,838
5.41%, 07/01/32 (Call 04/01/32)	1,420	1,386,289
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	966	907,876
2.20%, 09/15/31 (Call 06/15/31)	2,705	2,152,152
2.80%, 02/15/30 (Call 11/15/29)	4,307	3,714,314
3.20%, 04/01/24 (Call 02/01/24)	1,984	1,936,324

Security	Par (000)	Value

Electronics (continued)
4.35%, 06/01/29 (Call 03/01/29)	$1,506	$1,461,814
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	2,905	2,334,487
3.25%, 09/08/24 (Call 07/08/24)	1,983	1,914,547
3.88%, 01/12/28 (Call 10/12/27)	1,495	1,370,347
4.00%, 04/01/25 (Call 01/01/25)	1,611	1,557,998
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,831	1,446,691
4.63%, 04/15/26 (Call 01/15/26)	3,031	2,912,791
5.50%, 06/01/32 (Call 03/01/32)	1,305	1,240,911
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,900	2,755,406
4.75%, 06/15/25 (Call 03/15/25)	2,822	2,756,360
4.88%, 06/15/29 (Call 03/15/29)	3,201	3,016,558
4.88%, 05/12/30 (Call 02/12/30)	2,134	2,020,855
6.00%, 01/15/28 (Call 12/15/27)	1,305	1,311,995
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	5,421	5,060,775
4.30%, 06/15/46 (Call 12/15/45)	1,345	1,055,018
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	2,629	2,287,125
1.35%, 06/01/25 (Call 05/01/25)	3,724	3,440,380
1.75%, 09/01/31 (Call 06/01/31)	4,530	3,586,492
1.95%, 06/01/30 (Call 03/01/30)	2,656	2,192,369
2.30%, 08/15/24 (Call 07/15/24)	4,720	4,531,294
2.50%, 11/01/26 (Call 08/01/26)	7,077	6,537,379
2.70%, 08/15/29 (Call 05/15/29)	4,120	3,625,682
2.80%, 06/01/50 (Call 12/01/49)(b)	4,430	3,193,188
3.81%, 11/21/47 (Call 05/21/47)	2,255	1,882,136
4.85%, 11/01/24	1,000	997,730
4.95%, 02/15/28 (Call 01/15/28)	3,120	3,151,356
5.00%, 02/15/33 (Call 11/15/32)	4,585	4,640,570
5.38%, 03/01/41	835	861,595
5.70%, 03/15/36	345	364,713
5.70%, 03/15/37	1,548	1,629,951
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	525	424,867
3.15%, 08/15/27 (Call 05/15/27)	1,022	942,080
3.35%, 03/01/26 (Call 12/01/25)	1,855	1,756,963
3.50%, 02/15/28 (Call 11/15/27)	2,384	2,207,608
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,370	3,000,985
3.00%, 01/15/31 (Call 10/15/30)	3,621	2,974,253
3.60%, 01/15/30 (Call 10/15/29)	911	800,760
3.95%, 01/12/28 (Call 10/12/27)	2,920	2,702,518
4.25%, 05/15/27 (Call 04/15/27)	1,175	1,116,650
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	3,309	2,855,998
4.55%, 10/30/24 (Call 07/30/24)	3,683	3,624,735
4.60%, 04/06/27 (Call 01/06/27)	3,733	3,657,332
Legrand France SA, 8.50%, 02/15/25	3,482	3,706,485
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 03/13/23)	330	308,108
1.75%, 08/09/26 (Call 07/09/26)	3,656	3,147,085
2.38%, 08/09/28 (Call 06/09/28)	2,195	1,811,358
2.65%, 08/09/31 (Call 05/09/31)	2,906	2,254,794
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	2,685	2,638,818
4.90%, 06/15/28 (Call 03/15/28)	2,814	2,698,907
6.10%, 03/15/33 (Call 12/15/32)	10	9,968

46	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)	$270	$223,611
3.13%, 08/15/27 (Call 05/15/27)	3,090	2,843,974
3.45%, 08/01/24 (Call 05/01/24)	1,394	1,358,202
3.70%, 02/15/26 (Call 11/15/25)	1,679	1,620,470
4.50%, 02/13/26	1,550	1,530,021
7.13%, 10/01/37	661	757,387
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	2,797	2,444,886
2.40%, 04/01/28 (Call 02/01/28)	2,836	2,325,038
2.95%, 04/01/31 (Call 01/01/31)	3,544	2,706,057

		157,544,940

Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	3,660	3,596,462

Entertainment — 0.1%
Magallanes Inc.
3.43%, 03/15/24(f)	7,040	6,877,939
3.53%, 03/15/24 (Call 03/15/23)(f)	528	515,402
3.64%, 03/15/25(f)	8,590	8,190,307
3.76%, 03/15/27 (Call 02/15/27)(f)	15,135	13,885,000
3.79%, 03/15/25 (Call 03/15/23)(f)	475	454,418
4.05%, 03/15/29 (Call 01/15/29)(f)	5,255	4,696,341
4.28%, 03/15/32 (Call 12/15/31)(f)	17,067	14,738,208
5.05%, 03/15/42 (Call 09/15/41)(f)	7,418	6,004,723
5.14%, 03/15/52 (Call 09/15/51)(f)	21,785	17,119,307
5.39%, 03/15/62 (Call 09/15/61)(f)	8,275	6,436,129

		78,917,774

Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	1,433	1,158,122
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(b)	1,525	1,352,019
1.45%, 02/15/31 (Call 11/15/30)	3,788	2,904,108
1.75%, 02/15/32 (Call 11/15/31)	1,680	1,288,543
2.30%, 03/01/30 (Call 12/01/29)	2,205	1,846,665
2.38%, 03/15/33 (Call 12/15/32)	3,005	2,378,638
2.50%, 08/15/24 (Call 07/15/24)	3,948	3,790,830
2.90%, 07/01/26 (Call 04/01/26)	1,604	1,491,463
3.05%, 03/01/50 (Call 09/01/49)	2,085	1,458,353
3.20%, 03/15/25 (Call 12/15/24)	2,855	2,733,634
3.38%, 11/15/27 (Call 08/15/27)	2,785	2,579,467
3.95%, 05/15/28 (Call 02/15/28)	3,421	3,239,790
5.70%, 05/15/41 (Call 11/15/40)	181	187,460
6.20%, 03/01/40	435	465,650
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	2,633	2,081,571
2.60%, 02/01/30 (Call 11/01/29)	2,552	2,171,727
2.95%, 01/15/52 (Call 07/15/51)	2,610	1,714,874
3.05%, 04/01/50 (Call 10/01/49)	1,291	870,663
3.20%, 06/01/32 (Call 03/01/32)	2,075	1,770,452
3.50%, 05/01/29 (Call 02/01/29)	2,076	1,876,559
4.20%, 01/15/33 (Call 10/15/32)	3,045	2,813,611
4.25%, 12/01/28 (Call 09/01/28)	2,562	2,449,477
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,483	1,321,086
1.15%, 03/15/28 (Call 01/15/28)	1,565	1,294,427
1.50%, 03/15/31 (Call 12/15/30)	1,473	1,134,667
2.00%, 06/01/29 (Call 04/01/29)	1,615	1,347,443

Security	Par (000)	Value

Environmental Control (continued)
2.50%, 11/15/50 (Call 05/15/50)	$962	$601,173
2.95%, 06/01/41 (Call 12/01/40)	3,675	2,712,297
3.13%, 03/01/25 (Call 12/01/24)(b)	726	697,105
3.15%, 11/15/27 (Call 08/15/27)	3,778	3,494,461
4.10%, 03/01/45 (Call 09/01/44)	180	153,823
4.15%, 04/15/32 (Call 01/15/32)	970	908,337
4.15%, 07/15/49 (Call 01/15/49)	2,947	2,572,112
4.63%, 02/15/30 (Call 12/15/29)	2,850	2,769,317
4.63%, 02/15/33 (Call 11/15/32)	5,300	5,094,625

		66,724,549

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,541	1,617,911
Bestfoods, Series E, 7.25%, 12/15/26	1,077	1,161,340
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	2,748	2,284,028
3.13%, 04/24/50 (Call 10/24/49)	1,800	1,215,180
3.30%, 03/19/25 (Call 12/19/24)	1,684	1,615,798
3.95%, 03/15/25 (Call 01/15/25)	3,812	3,714,375
4.15%, 03/15/28 (Call 12/15/27)	3,527	3,365,252
4.80%, 03/15/48 (Call 09/15/47)	2,610	2,323,787
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	1,838	1,529,290
4.30%, 05/01/24 (Call 04/01/24)	4,250	4,189,947
4.60%, 11/01/25 (Call 09/01/25)	3,086	3,025,545
4.85%, 11/01/28 (Call 08/01/28)	3,485	3,377,836
5.30%, 11/01/38 (Call 05/01/38)	4,171	3,882,617
5.40%, 11/01/48 (Call 05/01/48)(b)	3,548	3,232,796
7.00%, 10/01/28	2,529	2,697,533
8.25%, 09/15/30	2,040	2,332,760
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	1,730	1,391,197
3.50%, 10/01/26 (Call 07/01/26)	1,572	1,471,471
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	2,287	1,831,132
2.88%, 04/15/30 (Call 01/15/30)	3,364	2,912,518
3.00%, 02/01/51 (Call 08/01/50)(b)	2,554	1,795,053
3.20%, 02/10/27 (Call 11/10/26)	2,997	2,829,408
4.00%, 04/17/25 (Call 02/17/25)	4,862	4,734,227
4.20%, 04/17/28 (Call 01/17/28)	5,693	5,462,661
4.70%, 04/17/48 (Call 10/17/47)	10	9,208
5.24%, 11/18/25 (Call 11/18/23)	15	14,909
5.40%, 06/15/40	827	820,161
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	1,546	1,411,235
1.70%, 06/01/30 (Call 03/01/30)	1,222	990,468
2.05%, 11/15/24 (Call 10/15/24)	1,280	1,218,061
2.30%, 08/15/26 (Call 05/15/26)	4,107	3,787,024
2.45%, 11/15/29 (Call 08/15/29)	1,713	1,486,199
2.65%, 06/01/50 (Call 12/01/49)	620	416,566
3.13%, 11/15/49 (Call 05/15/49)	1,869	1,387,695
3.20%, 08/21/25 (Call 05/21/25)	878	839,350
3.38%, 08/15/46 (Call 02/15/46)	475	357,229
Hormel Foods Corp.
0.65%, 06/03/24 (Call 03/31/23)	307	289,817
1.70%, 06/03/28 (Call 04/03/28)	5,115	4,376,343
1.80%, 06/11/30 (Call 03/11/30)	677	548,675
3.05%, 06/03/51 (Call 12/03/50)	3,195	2,224,199
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	1,314	1,119,239
3.20%, 10/01/26 (Call 07/01/26)	3,010	2,815,735

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.90%, 06/01/50 (Call 12/01/49)	$2,150	$1,593,279
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(f)	305	265,515
3.00%, 02/02/29 (Call 12/02/28)(f)	165	137,788
3.00%, 05/15/32 (Call 02/15/32)(f)	1,511	1,148,556
3.63%, 01/15/32 (Call 01/15/27)(f)	400	320,488
3.75%, 12/01/31 (Call 12/01/26)(f)	455	364,846
4.38%, 02/02/52 (Call 08/02/51)(f)	790	565,016
5.13%, 02/01/28 (Call 01/01/28)(f)	6,165	5,877,279
5.50%, 01/15/30 (Call 01/15/25)(f)	435	409,405
5.75%, 04/01/33 (Call 01/01/33)(f)	5,800	5,422,942
6.50%, 12/01/52 (Call 06/01/52)(f)	5,999	5,690,471
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	2,150	1,690,846
2.38%, 03/15/30 (Call 12/15/29)	1,965	1,643,919
2.75%, 09/15/41 (Call 03/15/41)	1,080	750,967
3.38%, 12/15/27 (Call 09/15/27)	2,740	2,536,637
3.50%, 03/15/25	5,635	5,429,097
3.55%, 03/15/50 (Call 09/15/49)	1,583	1,139,697
4.25%, 03/15/35	2,267	2,043,995
4.38%, 03/15/45	1,846	1,567,328
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	820	667,406
3.25%, 04/01/26	3,391	3,199,917
3.40%, 11/15/27 (Call 08/15/27)	2,076	1,937,365
4.30%, 05/15/28 (Call 02/15/28)	2,949	2,864,836
4.50%, 04/01/46	1,924	1,671,340
5.25%, 03/01/33 (Call 12/01/32)	1,310	1,304,812
Series B, 7.45%, 04/01/31	3,977	4,502,561
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,565	1,568,584
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	6,920	6,440,375
3.75%, 04/01/30 (Call 01/01/30)	2,710	2,476,127
3.88%, 05/15/27 (Call 02/15/27)	5,310	5,048,642
4.25%, 03/01/31 (Call 12/01/30)	1,637	1,530,857
4.38%, 06/01/46 (Call 12/01/45)	9,065	7,414,717
4.63%, 01/30/29 (Call 10/30/28)	1,965	1,917,938
4.63%, 10/01/39 (Call 04/01/39)	1,920	1,684,186
4.88%, 10/01/49 (Call 04/01/49)	3,595	3,153,714
5.00%, 07/15/35 (Call 01/15/35)	2,950	2,830,555
5.00%, 06/04/42	5,091	4,627,057
5.20%, 07/15/45 (Call 01/15/45)	6,545	6,046,206
5.50%, 06/01/50 (Call 12/01/49)	3,550	3,394,794
6.50%, 02/09/40	2,715	2,862,289
6.75%, 03/15/32	1,160	1,257,312
6.88%, 01/26/39	3,300	3,597,132
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	1,995	1,522,504
2.20%, 05/01/30 (Call 02/01/30)	3,233	2,617,049
2.65%, 10/15/26 (Call 07/15/26)	3,362	3,098,688
3.50%, 02/01/26 (Call 11/01/25)	3,986	3,791,682
3.70%, 08/01/27 (Call 05/01/27)	3,020	2,850,276
3.88%, 10/15/46 (Call 04/15/46)	2,391	1,818,882
3.95%, 01/15/50 (Call 07/15/49)	2,831	2,190,401
4.45%, 02/01/47 (Call 08/01/46)	2,386	1,994,290
4.50%, 01/15/29 (Call 10/15/28)	2,681	2,581,937
4.65%, 01/15/48 (Call 07/15/47)	2,169	1,861,978
5.00%, 04/15/42 (Call 10/15/41)	1,366	1,235,369
5.15%, 08/01/43 (Call 02/01/43)	1,680	1,542,912

Security	Par (000)	Value

Food (continued)
5.40%, 07/15/40 (Call 01/15/40)	$1,683	$1,604,286
5.40%, 01/15/49 (Call 07/15/48)	2,062	1,960,550
6.90%, 04/15/38	1,750	1,897,245
7.50%, 04/01/31	1,178	1,329,420
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	2,995	2,635,450
1.85%, 02/15/31 (Call 11/15/30)(b)	2,278	1,762,990
2.50%, 04/15/30 (Call 01/15/30)	2,670	2,219,357
3.15%, 08/15/24 (Call 06/15/24)	3,442	3,326,762
3.40%, 08/15/27 (Call 05/15/27)	4,205	3,903,123
4.20%, 08/15/47 (Call 02/15/47)	1,430	1,176,003
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	4,223	3,894,493
1.50%, 02/04/31 (Call 11/04/30)	2,731	2,101,122
1.88%, 10/15/32 (Call 07/15/32)	2,129	1,618,615
2.13%, 03/17/24	186	180,273
2.63%, 03/17/27 (Call 01/17/27)	740	675,613
2.63%, 09/04/50 (Call 03/04/50)	3,890	2,456,379
2.75%, 04/13/30 (Call 01/13/30)	2,346	2,014,252
3.00%, 03/17/32 (Call 12/17/31)	225	190,249
4.13%, 05/07/28 (Call 02/07/28)	570	552,387
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	1,160	903,895
4.25%, 04/15/31 (Call 04/15/26)	1,690	1,411,201
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,244	2,700,111
2.45%, 12/14/31 (Call 09/14/31)	1,455	1,167,739
3.15%, 12/14/51 (Call 06/14/51)	3,080	2,019,340
3.25%, 07/15/27 (Call 04/15/27)	3,471	3,211,126
3.30%, 07/15/26 (Call 04/15/26)	3,540	3,325,865
3.30%, 02/15/50 (Call 08/15/49)	1,949	1,334,519
3.75%, 10/01/25 (Call 07/01/25)	4,135	3,981,013
4.45%, 03/15/48 (Call 09/15/47)	1,943	1,605,831
4.50%, 04/01/46 (Call 10/01/45)	855	713,224
4.85%, 10/01/45 (Call 04/01/45)	2,345	2,046,927
5.38%, 09/21/35	1,904	1,877,496
5.95%, 04/01/30 (Call 01/01/30)	2,093	2,168,348
6.60%, 04/01/40 (Call 10/01/39)	770	822,360
6.60%, 04/01/50 (Call 10/01/49)	4,622	5,071,397
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	5,073	4,745,436
3.95%, 08/15/24 (Call 05/15/24)	4,721	4,626,533
4.00%, 03/01/26 (Call 01/01/26)	4,151	4,005,632
4.35%, 03/01/29 (Call 12/01/28)	5,264	4,995,062
4.55%, 06/02/47 (Call 12/02/46)	2,011	1,679,768
4.88%, 08/15/34 (Call 02/15/34)	3,296	3,135,880
5.10%, 09/28/48 (Call 03/28/48)	5,270	4,755,437
5.15%, 08/15/44 (Call 02/15/44)	2,451	2,229,381

		325,840,626

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,298	2,113,057
4.50%, 08/01/24 (Call 05/01/24)	2,214	2,172,155
5.50%, 11/02/47 (Call 05/02/47)	1,440	1,237,162
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	537	524,832
5.50%, 01/17/27	2,984	2,978,509
Georgia-Pacific LLC
7.75%, 11/15/29	1,863	2,102,582
8.88%, 05/15/31	2,635	3,235,016

48	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	$816	$684,844
4.40%, 08/15/47 (Call 02/15/47)	3,288	2,794,373
4.80%, 06/15/44 (Call 12/15/43)	3,965	3,529,048
5.00%, 09/15/35 (Call 03/15/35)	670	634,530
5.15%, 05/15/46 (Call 11/15/45)	300	274,617
6.00%, 11/15/41 (Call 05/15/41)	2,831	2,862,028
7.30%, 11/15/39	25	27,824
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	1,795	1,507,010
3.13%, 01/15/32 (Call 10/15/31)	867	685,251
3.75%, 01/15/31 (Call 10/15/30)	1,161	982,937
5.00%, 01/15/30 (Call 10/15/29)	3,876	3,566,812
6.00%, 01/15/29 (Call 10/15/28)	6,237	6,140,638

		38,053,225

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	2,165	1,679,369
2.63%, 09/15/29 (Call 06/15/29)	1,240	1,071,025
2.85%, 02/15/52 (Call 08/15/51)	650	424,392
3.00%, 06/15/27 (Call 03/15/27)	2,255	2,095,932
3.38%, 09/15/49 (Call 03/15/49)	2,782	2,054,924
4.13%, 10/15/44 (Call 04/15/44)	1,771	1,488,118
4.13%, 03/15/49 (Call 09/15/48)	2,789	2,325,078
4.15%, 01/15/43 (Call 07/15/42)	2,574	2,203,524
4.30%, 10/01/48 (Call 04/01/48)	1,668	1,434,997
5.50%, 06/15/41 (Call 12/15/40)	1,916	1,907,761
5.75%, 10/15/52 (Call 04/15/52)	1,600	1,677,216
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	2,750	2,166,560
4.00%, 04/01/28 (Call 01/01/28)	2,154	2,049,466
4.10%, 09/01/47 (Call 03/01/47)	1,058	865,423
4.40%, 07/01/32 (Call 04/01/32)	1,990	1,875,336
5.25%, 03/01/28 (Call 02/01/28)	3,000	2,997,240
5.40%, 03/01/33 (Call 12/01/32)	3,715	3,761,735
5.85%, 01/15/41 (Call 07/15/40)	878	897,983
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	451	437,145
Series A, 2.50%, 11/15/24 (Call 10/15/24)	6,422	6,131,983
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	1,515	1,202,183
3.95%, 09/15/27 (Call 06/15/27)	624	577,175
4.75%, 09/01/28 (Call 06/01/28)	1,878	1,763,179
5.20%, 07/15/25 (Call 04/15/25)	1,609	1,587,391
5.50%, 01/15/26 (Call 12/15/25)	1,817	1,809,859
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	5,344	4,818,631
1.70%, 02/15/31 (Call 11/15/30)	3,940	3,003,029
2.95%, 09/01/29 (Call 06/01/29)	2,134	1,840,383
3.49%, 05/15/27 (Call 02/15/27)	2,634	2,461,789
3.60%, 05/01/30 (Call 02/01/30)	4,224	3,773,046
3.95%, 03/30/48 (Call 09/30/47)	2,986	2,334,156
4.38%, 05/15/47 (Call 11/15/46)	2,256	1,886,603
4.80%, 02/15/44 (Call 08/15/43)	3,114	2,772,021
5.00%, 06/15/52 (Call 12/15/51)	1,645	1,502,856
5.25%, 02/15/43 (Call 08/15/42)	1,265	1,209,251
5.65%, 02/01/45 (Call 08/01/44)	2,282	2,241,129
5.95%, 06/15/41 (Call 12/15/40)	1,675	1,694,078
ONE Gas Inc.
1.10%, 03/11/24 (Call 03/16/23)	1,413	1,350,941

Security	Par (000)	Value

Gas (continued)
2.00%, 05/15/30 (Call 02/15/30)	$517	$423,144
4.25%, 09/01/32 (Call 06/01/32)(b)	450	425,246
4.50%, 11/01/48 (Call 05/01/48)	1,805	1,539,828
4.66%, 02/01/44 (Call 08/01/43)	1,518	1,357,031
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,670	2,172,205
3.35%, 06/01/50 (Call 12/01/49)	2,790	1,898,232
3.50%, 06/01/29 (Call 03/01/29)	2,294	2,088,366
3.64%, 11/01/46 (Call 05/01/46)	1,117	795,427
4.65%, 08/01/43 (Call 02/01/43)	785	681,898
5.05%, 05/15/52 (Call 11/15/51)	1,193	1,088,708
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	3,700	3,423,795
3.15%, 09/15/24 (Call 06/15/24)	3,675	3,551,851
3.20%, 06/15/25 (Call 03/15/25)	1,866	1,781,190
3.75%, 09/15/42 (Call 03/15/42)	1,330	1,040,778
5.13%, 11/15/40	1,800	1,686,006
6.35%, 11/15/52 (Call 05/15/52)	2,640	2,888,926
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	2,992	2,766,493
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,714	1,369,777
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,815	1,484,253
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	857	656,976
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,603	2,204,949
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	1,730	1,634,833
3.95%, 10/01/46 (Call 04/01/46)	2,298	1,720,237
4.40%, 06/01/43 (Call 12/01/42)	1,930	1,579,300
4.40%, 05/30/47 (Call 11/30/46)	2,048	1,658,429
5.15%, 09/15/32 (Call 03/15/32)	265	258,953
5.88%, 03/15/41 (Call 09/15/40)	2,105	2,127,187
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,689	2,072,681
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	1,670	1,128,369
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,453	1,157,881
3.18%, 08/15/51 (Call 02/15/51)	1,255	803,376
3.70%, 04/01/28 (Call 01/01/28)	1,833	1,693,234
3.80%, 09/29/46 (Call 03/29/46)	1,301	935,614
4.05%, 03/15/32 (Call 12/15/31)	2,677	2,390,293
4.15%, 06/01/49 (Call 12/01/48)	1,164	894,313
5.80%, 12/01/27 (Call 11/01/27)	1,940	1,981,807
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	310	217,747
4.80%, 02/15/33 (Call 11/15/32)	505	491,385
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	1,785	1,336,322
Series K, 3.80%, 09/15/46 (Call 03/15/46)	2,101	1,611,488

		138,391,435

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,365	1,076,903
4.63%, 06/15/28 (Call 03/15/28)	805	758,576
Regal Rexnord Corp.
6.05%, 02/15/26	1,805	1,789,495
6.05%, 04/15/28 (Call 03/15/28)	2,810	2,746,494
6.30%, 02/15/30 (Call 12/15/29)(f)	775	759,446
6.40%, 04/15/33 (Call 01/15/33)(f)	1,895	1,856,702
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(b)	1,534	1,126,846
3.25%, 03/01/27 (Call 12/01/26)	1,775	1,663,512
4.10%, 03/01/48 (Call 09/01/47)	800	689,240

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 03/31/23)	$170	$160,308
2.30%, 03/15/30 (Call 12/15/29)	3,355	2,725,703
2.75%, 11/15/50 (Call 05/15/50)	2,400	1,439,640
3.00%, 05/15/32 (Call 02/15/32)(b)	2,192	1,786,875
3.40%, 03/01/26 (Call 01/01/26)	3,890	3,680,796
4.00%, 03/15/60 (Call 03/15/25), (5 year CMT + 2.657%)(a)	2,640	2,274,254
4.25%, 11/15/28 (Call 08/15/28)	1,661	1,565,575
4.85%, 11/15/48 (Call 05/15/48)	1,662	1,429,952
5.20%, 09/01/40	2,403	2,251,034

		29,781,351

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	4,770	4,042,050
1.40%, 06/30/30 (Call 03/30/30)	3,343	2,675,904
2.95%, 03/15/25 (Call 12/15/24)	4,510	4,331,855
3.75%, 11/30/26 (Call 08/30/26)	6,027	5,829,736
3.88%, 09/15/25 (Call 06/15/25)	2,684	2,610,968
4.75%, 11/30/36 (Call 05/30/36)	6,388	6,350,822
4.75%, 04/15/43 (Call 10/15/42)	3,415	3,296,465
4.90%, 11/30/46 (Call 05/30/46)	8,937	8,789,986
5.30%, 05/27/40	3,400	3,502,170
6.00%, 04/01/39	1,195	1,324,239
6.15%, 11/30/37	2,205	2,458,796
Baxter International Inc.
1.32%, 11/29/24	751	699,444
1.73%, 04/01/31 (Call 01/01/31)	760	565,668
1.92%, 02/01/27 (Call 01/01/27)	6,033	5,254,441
2.27%, 12/01/28 (Call 10/01/28)	5,475	4,584,217
2.54%, 02/01/32 (Call 11/01/31)(b)	1,080	836,449
2.60%, 08/15/26 (Call 05/15/26)	3,757	3,418,006
3.13%, 12/01/51 (Call 06/01/51)(b)	3,245	1,967,508
3.50%, 08/15/46 (Call 02/15/46)	2,058	1,428,396
3.95%, 04/01/30 (Call 01/01/30)	4,165	3,741,669
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	3,300	3,068,274
2.65%, 06/01/30 (Call 03/01/30)	2,161	1,846,812
3.45%, 03/01/24 (Call 02/01/24)	1,796	1,761,337
4.55%, 03/01/39 (Call 09/01/38)	1,753	1,584,186
4.70%, 03/01/49 (Call 09/01/48)(b)	2,229	2,018,828
6.75%, 11/15/35	1,083	1,189,686
7.38%, 01/15/40	1,166	1,367,217
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	3,873	2,468,844
2.80%, 12/10/51 (Call 06/10/51)	4,015	2,652,630
3.35%, 09/15/25 (Call 06/15/25)	886	849,258
4.38%, 09/15/45 (Call 03/15/45)	1,838	1,623,781
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	2,473	2,110,013
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	3,374	3,211,205
2.60%, 11/15/29 (Call 08/15/29)	3,256	2,809,895
3.25%, 11/15/39 (Call 05/15/39)	3,882	3,095,119
3.40%, 11/15/49 (Call 05/15/49)	2,314	1,747,602
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	2,366	2,268,923
GE Healthcare Holding LLC
5.55%, 11/15/24(f)	5,760	5,747,098
5.60%, 11/15/25 (Call 10/15/25)(f)	5,850	5,860,588

Security	Par (000)	Value

Health Care - Products (continued)
5.65%, 11/15/27 (Call 10/15/27)(f)	$7,165	$7,262,731
5.86%, 03/15/30 (Call 01/15/30)(f)	2,210	2,258,377
5.91%, 11/22/32 (Call 08/22/32)(f)	725	749,106
6.38%, 11/22/52 (Call 05/22/52)(f)	3,938	4,251,622
Koninklijke Philips NV
5.00%, 03/15/42	2,037	1,849,026
6.88%, 03/11/38	2,835	3,125,928
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(b)	30	25,880
4.38%, 03/15/35	8,040	7,613,719
4.63%, 03/15/45	6,987	6,520,548
PerkinElmer Inc.
0.85%, 09/15/24 (Call 03/31/23)	1,502	1,397,296
1.90%, 09/15/28 (Call 07/15/28)	2,448	2,036,907
2.25%, 09/15/31 (Call 06/15/31)	2,190	1,697,995
2.55%, 03/15/31 (Call 12/15/30)	1,070	859,082
3.30%, 09/15/29 (Call 06/15/29)	2,186	1,888,573
3.63%, 03/15/51 (Call 09/15/50)	1,115	774,802
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30).	4,545	3,574,233
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	3,026	2,488,461
3.75%, 03/15/51 (Call 09/15/50)	3,280	2,356,385
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	1,118	1,018,789
1.95%, 06/15/30 (Call 03/15/30)	3,788	3,079,417
2.90%, 06/15/50 (Call 12/15/49)	2,141	1,442,927
3.38%, 05/15/24 (Call 02/15/24)	3,940	3,846,464
3.38%, 11/01/25 (Call 08/01/25)	2,928	2,798,670
3.50%, 03/15/26 (Call 12/15/25)	5,864	5,604,694
3.65%, 03/07/28 (Call 12/07/27)	3,492	3,289,185
4.10%, 04/01/43 (Call 10/01/42)	2,503	2,084,999
4.38%, 05/15/44 (Call 11/15/43)	2,533	2,165,082
4.63%, 03/15/46 (Call 09/15/45)	2,110	1,870,642
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 03/31/23)	1,550	1,452,769
1.75%, 10/15/28 (Call 08/15/28)	3,465	2,924,703
2.00%, 10/15/31 (Call 07/15/31)	3,485	2,783,957
2.60%, 10/01/29 (Call 07/01/29)	3,569	3,089,683
2.80%, 10/15/41 (Call 04/15/41)	1,480	1,068,590
4.10%, 08/15/47 (Call 02/15/47)	3,109	2,718,012
4.80%, 11/21/27 (Call 10/21/27)	1,618	1,618,906
4.95%, 11/21/32 (Call 08/21/32)	1,790	1,782,876
5.30%, 02/01/44 (Call 08/01/43)	2,144	2,166,641
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 03/31/23)	1,340	1,249,912
2.60%, 11/24/31 (Call 08/24/31)	3,745	3,034,386
3.05%, 01/15/26 (Call 12/15/25)	2,658	2,499,902
3.55%, 04/01/25 (Call 01/01/25)	540	519,685
4.45%, 08/15/45 (Call 02/15/45)	2,669	2,179,826
5.75%, 11/30/39	393	387,600

		222,399,073

Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	1,209	806,040
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	708	612,193
3.63%, 03/01/49 (Call 09/01/48)	1,961	1,422,215
5.43%, 03/01/32 (Call 12/01/31)(b)	230	227,702
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	1,787	1,316,554

50	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.83%, 08/15/28 (Call 05/15/28)	$1,186	$1,108,175
4.27%, 08/15/48 (Call 02/15/48)	1,586	1,375,490
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	455	378,492
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,622	1,113,357
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	5,115	4,957,867
3.88%, 08/15/47 (Call 02/15/47)	975	732,898
4.13%, 11/15/42 (Call 05/15/42)	3,916	3,194,986
4.50%, 05/15/42 (Call 11/15/41)	2,161	1,866,132
4.75%, 03/15/44 (Call 09/15/43)	1,799	1,574,503
6.63%, 06/15/36	2,871	3,087,904
6.75%, 12/15/37	2,858	3,047,142
AHS Hospital Corp.
5.02%, 07/01/45	725	710,377
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	901	581,641
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	385	251,840
Series 2019, 3.89%, 04/15/49	2,513	2,042,742
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	2,058	1,886,610
4.55%, 05/15/52 (Call 11/15/51)	2,245	1,949,266
Ascension Health
3.95%, 11/15/46	3,500	2,959,600
4.85%, 11/15/53(b)	3,385	3,331,856
Series B, 2.53%, 11/15/29 (Call 08/15/29)	2,324	1,995,200
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,271	991,774
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	1,063	843,055
2.34%, 01/01/30 (Call 10/01/29)	2,217	1,873,143
2.91%, 01/01/42 (Call 07/01/41)	185	136,685
2.91%, 01/01/51 (Call 07/01/50)	1,552	1,040,430
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	1,603	1,148,501
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	510	311,982
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	618	451,220
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	2,604	2,126,296
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	860	714,092
4.19%, 11/15/45 (Call 05/15/45)	1,358	1,178,785
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,131	894,225
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	4,895	3,305,496
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	730	477,705
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	1,928	1,455,023
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	2,321	2,065,736
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,230	971,147
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	1,745	1,219,825
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,655	1,171,906
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(b)	1,150	938,044
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	2,775	2,331,805
2.50%, 03/01/31 (Call 12/01/30)	7,615	5,942,898
2.63%, 08/01/31 (Call 05/01/31)	2,490	1,946,682

Security	Par (000)	Value

Health Care - Services (continued)
3.00%, 10/15/30 (Call 07/15/30)	$6,830	$5,581,886
3.38%, 02/15/30 (Call 02/15/25)	2,160	1,829,088
4.25%, 12/15/27 (Call 12/15/23)	3,695	3,421,164
4.63%, 12/15/29 (Call 12/15/24)	7,235	6,635,725
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	1,876	1,163,795
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,723	1,502,266
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	480	306,715
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,658	1,484,838
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	1,628	1,059,893
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	1,136	743,319
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,754	1,672,614
City of Hope
Series 2013, 5.62%, 11/15/43	1,070	1,054,549
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	1,432	1,206,288
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,505	1,343,047
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	1,828	1,656,278
2.76%, 10/01/24 (Call 07/01/24)	264	253,358
2.78%, 10/01/30 (Call 04/01/30)	1,872	1,567,519
3.35%, 10/01/29 (Call 04/01/29)	3,045	2,649,789
3.82%, 10/01/49 (Call 04/01/49)	3,052	2,311,768
3.91%, 10/01/50 (Call 04/01/50)	1,304	992,879
4.19%, 10/01/49 (Call 04/01/49)	2,966	2,359,661
4.35%, 11/01/42	2,968	2,502,410
6.07%, 11/01/27 (Call 08/01/27)	1,756	1,794,983
6.46%, 11/01/52 (Call 05/01/52)(b)	915	1,021,689
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	1,500	985,290
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	2,500	1,815,075
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	2,142	1,769,056
Dignity Health
4.50%, 11/01/42	1,030	885,440
5.27%, 11/01/64	1,330	1,223,480
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,686	1,425,075
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	3,575	3,197,838
2.25%, 05/15/30 (Call 02/15/30)	3,228	2,658,774
2.38%, 01/15/25 (Call 12/15/24)	2,880	2,726,006
2.55%, 03/15/31 (Call 12/15/30)	4,260	3,529,027
2.88%, 09/15/29 (Call 06/15/29)	3,177	2,767,358
3.13%, 05/15/50 (Call 11/15/49)	1,321	913,789
3.35%, 12/01/24 (Call 10/01/24)	5,889	5,695,841
3.50%, 08/15/24 (Call 05/15/24)	4,868	4,737,538
3.60%, 03/15/51 (Call 09/15/50)	5,418	4,042,207
3.65%, 12/01/27 (Call 09/01/27)	6,798	6,378,020
3.70%, 09/15/49 (Call 03/15/49)	4,087	3,079,841
4.10%, 03/01/28 (Call 12/01/27)	4,988	4,758,552
4.38%, 12/01/47 (Call 06/01/47)	5,213	4,404,307
4.55%, 03/01/48 (Call 09/01/47)	3,970	3,423,609
4.63%, 05/15/42	1,689	1,524,187
4.65%, 01/15/43	4,350	3,898,339

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.65%, 08/15/44 (Call 02/15/44)	$1,937	$1,702,933
4.75%, 02/15/33 (Call 11/15/32)	1,705	1,636,681
4.90%, 02/08/26 (Call 02/08/24)	250	247,183
5.10%, 01/15/44	3,923	3,681,657
5.13%, 02/15/53 (Call 08/15/52)	2,275	2,155,745
5.35%, 10/15/25 (Call 09/15/25)	3,005	3,006,683
5.50%, 10/15/32 (Call 07/15/32)	2,325	2,361,479
5.85%, 01/15/36	1,004	1,035,967
5.95%, 12/15/34	580	604,116
6.10%, 10/15/52 (Call 04/15/52)	2,010	2,153,514
6.38%, 06/15/37	1,175	1,251,892
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	205	156,766
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	662	636,387
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	1,496	1,288,580
4.50%, 07/01/57 (Call 01/01/57)	1,785	1,589,471
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	1,996	1,414,565
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	1,942	1,299,742
Hartford HealthCare Corp., 3.45%, 07/01/54	2,060	1,472,941
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,750	3,697,875
3.13%, 03/15/27 (Call 02/15/27)(f)	3,070	2,794,222
3.38%, 03/15/29 (Call 01/15/29)(f)	1,377	1,205,550
3.50%, 09/01/30 (Call 03/01/30)	11,040	9,491,750
3.50%, 07/15/51 (Call 01/15/51)	5,530	3,606,777
3.63%, 03/15/32 (Call 12/15/31)(f)	5,152	4,354,470
4.13%, 06/15/29 (Call 03/15/29)	8,990	8,184,046
4.38%, 03/15/42 (Call 09/15/41)(f)	1,405	1,125,827
4.50%, 02/15/27 (Call 08/15/26)	5,863	5,617,575
4.63%, 03/15/52 (Call 09/15/51)(f)	5,010	3,940,916
5.00%, 03/15/24	2,853	2,834,427
5.13%, 06/15/39 (Call 12/15/38)	3,750	3,334,125
5.25%, 04/15/25	5,891	5,830,323
5.25%, 06/15/26 (Call 12/15/25)	7,350	7,245,703
5.25%, 06/15/49 (Call 12/15/48)	5,396	4,658,798
5.38%, 02/01/25	12,820	12,700,005
5.38%, 09/01/26 (Call 03/01/26)	5,398	5,318,487
5.50%, 06/15/47 (Call 12/15/46)	6,807	6,124,394
5.63%, 09/01/28 (Call 03/01/28)	6,907	6,826,326
5.88%, 02/15/26 (Call 08/15/25)	7,455	7,452,913
5.88%, 02/01/29 (Call 08/01/28)	5,015	5,012,141
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	1,577	1,271,141
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	4,640	3,995,086
2.15%, 02/03/32 (Call 11/03/31)	3,055	2,355,649
3.13%, 08/15/29 (Call 05/15/29)	2,467	2,151,939
3.70%, 03/23/29 (Call 02/23/29)	2,240	2,031,837
3.85%, 10/01/24 (Call 07/01/24)	3,649	3,561,971
3.95%, 03/15/27 (Call 12/15/26)	2,369	2,263,177
3.95%, 08/15/49 (Call 02/15/49)	1,722	1,349,394
4.50%, 04/01/25 (Call 03/01/25)	2,548	2,504,251
4.63%, 12/01/42 (Call 06/01/42)	1,670	1,455,221
4.80%, 03/15/47 (Call 09/14/46)	1,945	1,716,307
4.88%, 04/01/30 (Call 01/01/30)	2,169	2,122,974
4.95%, 10/01/44 (Call 04/01/44)	2,811	2,521,242
5.75%, 03/01/28 (Call 02/01/28)	761	774,949

Security	Par (000)	Value

Health Care - Services (continued)
5.88%, 03/01/33 (Call 12/01/32)	$2,005	$2,060,318
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	335	283,484
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	2,765	2,306,259
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	850	571,285
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	1,189	1,001,780
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	2,179	1,619,672
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	275	206,412
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,901	2,409,832
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	3,783	3,554,204
4.15%, 05/01/47 (Call 11/01/46)	5,947	5,220,277
4.88%, 04/01/42	2,337	2,286,451
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	4,373	3,245,772
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	3,397	2,493,330
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	2,794	1,944,233
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	2,265	2,006,133
2.30%, 12/01/24 (Call 11/01/24)	1,920	1,814,803
2.70%, 06/01/31 (Call 03/01/31)	2,520	2,095,607
2.95%, 12/01/29 (Call 09/01/29)	2,217	1,901,610
3.25%, 09/01/24 (Call 07/01/24)	3,122	3,022,783
3.60%, 02/01/25 (Call 11/01/24)	4,559	4,396,836
3.60%, 09/01/27 (Call 06/01/27)(b)	3,565	3,379,798
4.70%, 02/01/45 (Call 08/01/44)	3,078	2,632,860
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(b)	199	166,380
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,264	1,026,115
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,835	1,306,795
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,326	1,627,316
Mayo Clinic
3.77%, 11/15/43	245	205,031
Series 2016, 4.13%, 11/15/52	3,066	2,637,005
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	2,681	1,815,278
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	2,137	1,864,041
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,692	1,238,121
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	1,568	1,177,113
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,487,385
5.00%, 07/01/42	690	685,308
Series 2015, 4.20%, 07/01/55	2,084	1,784,279
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	781	538,999
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)(b)	1,321	1,257,962
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	1,986	1,281,903
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	1,993	1,407,935
Montefiore Obligated Group
4.29%, 09/01/50	1,216	754,443
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	1,802	1,318,217
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	690	532,728

52	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	$1,418	$1,143,688
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	2,450	1,922,221
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,626	1,130,314
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	1,413	847,984
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	851	790,894
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,079	736,202
2.61%, 08/01/60 (Call 02/01/60)	1,728	1,012,902
4.02%, 08/01/45	3,024	2,569,916
4.06%, 08/01/56	553	463,458
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	1,835	1,319,090
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	2,680	2,027,098
3.98%, 11/01/46 (Call 11/01/45)	2,810	2,183,679
4.26%, 11/01/47 (Call 11/01/46)	1,730	1,423,686
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	380	247,167
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	961	722,960
3.17%, 11/01/51 (Call 05/01/51)	2,904	2,046,391
3.32%, 11/01/61 (Call 05/01/61)(b)	1,356	936,413
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(b)	1,260	801,499
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	2,115	1,523,350
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	1,604	1,299,465
2.83%, 11/15/41 (Call 05/15/41)	1,425	1,040,435
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	1,461	1,060,292
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,493	1,068,988
4.09%, 10/01/48 (Call 04/01/48)	1,577	1,304,479
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	1,557	1,405,488
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	1,762	1,577,906
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	1,958	1,332,321
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	887	693,474
2.86%, 01/01/52 (Call 07/01/51)	1,406	913,998
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	1,381	958,110
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	1,205	1,152,486
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	3,187	2,690,688
Series H, 2.75%, 10/01/26 (Call 07/01/26)	987	906,915
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	2,195	1,308,374
Series A, 3.93%, 10/01/48 (Call 04/01/48)(b)	1,920	1,497,408
Series I, 3.74%, 10/01/47	1,358	1,051,173
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)	1,006	947,954
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,246	1,884,821
2.95%, 06/30/30 (Call 03/30/30)	2,922	2,513,855
3.45%, 06/01/26 (Call 03/01/26)	2,957	2,799,806
3.50%, 03/30/25 (Call 12/30/24)	1,353	1,301,992

Security	Par (000)	Value

Health Care - Services (continued)
4.20%, 06/30/29 (Call 03/30/29)	$2,603	$2,460,251
4.25%, 04/01/24 (Call 01/01/24)	2,490	2,449,388
4.70%, 03/30/45 (Call 09/30/44)	886	763,697
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	940	650,424
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	673	617,148
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	1,079	821,572
3.95%, 07/01/46 (Call 07/01/45)	2,278	1,878,416
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(b)	1,750	1,135,050
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	1,239	839,398
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	921	576,122
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	75	70,798
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	1,980	1,386,891
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	2,316	1,894,720
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	680	608,518
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	1,590	1,128,518
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	2,054	1,894,918
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	2,161	1,783,236
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	1,109	1,000,817
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,489	1,229,050
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	857	644,773
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	2,014	1,441,178
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	2,177	1,280,468
4.33%, 11/15/55	729	630,344
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	1,960	1,888,597
Trinity Health Corp.
4.13%, 12/01/45	1,166	1,008,299
Series 2019, 3.43%, 12/01/48(b)	1,800	1,401,840
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	901	638,890
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	490	475,114
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	3,015	2,878,692
0.55%, 05/15/24 (Call 03/13/23)	710	671,106
1.15%, 05/15/26 (Call 04/15/26)	3,225	2,858,543
1.25%, 01/15/26	2,503	2,262,562
2.00%, 05/15/30	4,875	3,995,404
2.30%, 05/15/31 (Call 02/15/31)	4,790	3,949,259
2.38%, 08/15/24	4,706	4,519,972
2.75%, 05/15/40 (Call 11/15/39)	4,621	3,358,681
2.88%, 08/15/29	3,769	3,321,205
2.90%, 05/15/50 (Call 11/15/49)	4,613	3,124,708
2.95%, 10/15/27	3,214	2,951,288
3.05%, 05/15/41 (Call 11/15/40)	4,007	3,005,691
3.10%, 03/15/26	3,617	3,428,807
3.13%, 05/15/60 (Call 11/15/59)	2,029	1,377,671
3.25%, 05/15/51 (Call 11/15/50)	4,810	3,440,641
3.38%, 04/15/27	2,948	2,780,082
3.45%, 01/15/27	3,488	3,307,391
3.50%, 08/15/39 (Call 02/15/39)	4,344	3,555,955
3.70%, 12/15/25	2,149	2,075,268
3.70%, 08/15/49 (Call 02/15/49)	3,852	3,028,288

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.75%, 07/15/25	$8,084	$7,845,845
3.75%, 10/15/47 (Call 04/15/47)	3,746	2,989,870
3.85%, 06/15/28	4,366	4,142,854
3.88%, 12/15/28	2,802	2,647,274
3.88%, 08/15/59 (Call 02/15/59)	3,245	2,537,622
3.95%, 10/15/42 (Call 04/15/42)	2,590	2,218,801
4.00%, 05/15/29 (Call 03/15/29)	3,460	3,280,184
4.20%, 05/15/32 (Call 02/15/32)	5,075	4,773,190
4.20%, 01/15/47 (Call 07/15/46)	3,889	3,367,213
4.25%, 03/15/43 (Call 09/15/42)	1,786	1,571,287
4.25%, 04/15/47 (Call 10/15/46)	2,714	2,347,013
4.25%, 06/15/48 (Call 12/15/47)	5,308	4,599,807
4.38%, 03/15/42 (Call 09/15/41)	1,979	1,771,165
4.45%, 12/15/48 (Call 06/15/48)	3,846	3,420,440
4.63%, 07/15/35	5,221	5,003,023
4.63%, 11/15/41 (Call 05/15/41)	3,076	2,846,161
4.75%, 07/15/45	8,220	7,703,784
4.75%, 05/15/52 (Call 11/15/51)	6,575	6,035,127
4.95%, 05/15/62 (Call 11/15/61)	4,510	4,244,541
5.00%, 10/15/24	2,790	2,789,247
5.15%, 10/15/25	1,315	1,317,709
5.25%, 02/15/28 (Call 01/15/28)	2,415	2,448,037
5.30%, 02/15/30 (Call 12/15/29)	3,100	3,141,137
5.35%, 02/15/33 (Call 11/15/32)	4,230	4,326,613
5.70%, 10/15/40 (Call 04/15/40)	1,869	1,956,993
5.80%, 03/15/36	1,925	2,016,399
5.88%, 02/15/53 (Call 08/15/52)	6,435	6,943,236
5.95%, 02/15/41 (Call 08/15/40)	2,160	2,292,192
6.05%, 02/15/63 (Call 08/15/62)	2,410	2,635,528
6.50%, 06/15/37	2,978	3,311,119
6.63%, 11/15/37	3,423	3,828,934
6.88%, 02/15/38	4,466	5,176,764
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	4,105	3,555,341
2.65%, 10/15/30 (Call 07/15/30)	2,888	2,327,324
2.65%, 01/15/32 (Call 10/15/31)	2,525	1,946,649
UPMC, Series D-1, 3.60%, 04/03/25	300	286,398
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	647	449,833
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	703	462,757
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	2,428	2,213,365
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	990	639,599
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	2,511	1,542,357

		707,717,311

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	2,215	1,911,080
2.88%, 06/15/27 (Call 05/15/27)(b)	1,270	1,105,764
2.88%, 06/15/28 (Call 04/15/28)	4,245	3,483,362
3.20%, 11/15/31 (Call 08/15/31)	2,375	1,809,251
3.25%, 07/15/25 (Call 06/15/25)(b)	3,953	3,683,010
3.88%, 01/15/26 (Call 12/15/25)	1,781	1,652,732
4.20%, 06/10/24 (Call 05/10/24)	3,396	3,318,503
4.25%, 03/01/25 (Call 01/01/25)	2,407	2,310,937
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	1,950	1,677,312
2.95%, 03/10/26 (Call 02/10/26)	2,080	1,850,576
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	785	694,953

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	$1,450	$1,350,211
2.35%, 11/22/24	564	526,218
2.63%, 12/15/26 (Call 11/15/26)	2,490	2,114,807
2.70%, 01/15/25 (Call 11/15/24)	1,885	1,757,235
3.25%, 03/15/27 (Call 02/15/27)	6,620	5,699,621
4.00%, 01/15/29 (Call 11/15/28)	2,280	1,937,818
4.70%, 03/24/25(b)	3,329	3,213,284
7.05%, 09/29/25(f)	2,885	2,890,106
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	1,214	1,021,824
2.75%, 09/16/26 (Call 08/16/26)	1,445	1,258,393
2.85%, 09/30/28 (Call 07/30/28)	2,235	1,803,310
3.63%, 01/15/26 (Call 12/15/25)	932	855,194
FS KKR Capital Corp.
1.65%, 10/12/24	2,492	2,304,602
2.63%, 01/15/27 (Call 12/15/26)	2,890	2,446,385
3.13%, 10/12/28 (Call 08/12/28)	3,060	2,508,955
3.25%, 07/15/27 (Call 06/15/27)	2,145	1,836,227
3.40%, 01/15/26 (Call 12/15/25)	1,370	1,241,014
4.13%, 02/01/25 (Call 01/01/25)(b)	1,023	976,842
4.63%, 07/15/24 (Call 06/15/24)	1,659	1,622,817
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	1,025	945,101
3.75%, 02/10/25 (Call 01/10/25)(b)	1,591	1,532,706
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	3,373	2,823,302
2.50%, 08/24/26 (Call 07/24/26)	1,785	1,544,453
3.38%, 04/15/24 (Call 03/15/24)	1,485	1,435,312
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	2,350	2,073,804
5.20%, 05/01/24	1,909	1,884,870
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	260	244,465
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	3,443	2,986,286
3.50%, 02/25/25 (Call 01/25/25)	881	842,025
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(b)	2,992	2,541,794
2.88%, 06/11/28 (Call 04/11/28)	3,140	2,516,867
3.40%, 07/15/26 (Call 06/15/26)	1,350	1,204,308
3.75%, 07/22/25 (Call 06/22/25)	2,341	2,189,725
4.00%, 03/30/25 (Call 02/28/25)	1,472	1,399,357
4.25%, 01/15/26 (Call 12/15/25)	2,355	2,195,967
5.25%, 04/15/24 (Call 03/15/24)	1,207	1,194,073
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	3,300	2,775,201
Owl Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	1,570	1,359,793
4.70%, 02/08/27 (Call 01/08/27)	1,290	1,176,390
5.50%, 03/21/25	360	349,722
7.75%, 09/16/27 (Call 08/16/27)(f)	330	329,690
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	1,049	857,400
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	1,925	1,663,758
3.44%, 10/15/28 (Call 08/15/28)	2,365	1,893,182
3.71%, 01/22/26 (Call 12/22/25)	2,154	1,941,680

54	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	$525	$460,593
3.88%, 11/01/24 (Call 10/01/24)	1,339	1,289,832

		104,513,999

Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	4,260	3,673,526
1.40%, 10/15/27 (Call 08/15/27)(b)	1,359	1,138,326
2.50%, 10/15/24 (Call 09/15/24)	2,699	2,574,198
2.60%, 10/15/25 (Call 09/15/25)	886	822,279
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	2,585	2,550,930
4.75%, 05/30/25 (Call 02/28/25)	2,935	2,873,981
4.75%, 11/29/27 (Call 05/29/27)	3,978	3,813,470
5.00%, 06/15/27 (Call 12/15/26)	2,018	1,975,985
5.25%, 06/01/26 (Call 12/01/25)	2,646	2,617,979
5.88%, 11/15/24 (Call 05/15/24)	2,044	2,050,459
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	1,837	1,356,992
3.85%, 01/15/30 (Call 07/15/29)	2,001	1,669,074
3.97%, 08/06/61 (Call 02/06/61)	1,425	815,114
6.00%, 01/15/43 (Call 10/15/42)	2,652	2,233,594
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	858	732,577
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	2,135	2,101,011
5.50%, 03/01/26 (Call 12/01/25)	1,345	1,338,598
6.00%, 02/15/35	1,423	1,396,803
6.38%, 05/15/33	1,766	1,788,234
7.88%, 06/15/32	469	523,606
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	2,280	1,972,451
4.35%, 02/15/28 (Call 11/15/27)	2,535	2,345,711
4.88%, 11/15/25 (Call 08/15/25)(b)	2,652	2,613,864
4.88%, 03/15/27 (Call 12/15/26)	2,825	2,714,627

		47,693,389

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	2,376	2,299,992
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	3,452	3,176,185
3.50%, 11/15/51 (Call 05/15/51)	2,335	1,652,643
3.80%, 11/15/24 (Call 08/15/24)	1,748	1,695,962
4.40%, 03/15/29 (Call 12/15/28)	2,062	1,934,507
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	1,665	1,322,193
3.70%, 05/01/25	1,891	1,822,300
4.00%, 03/01/24	1,193	1,174,735
4.50%, 06/01/46 (Call 12/01/45)	2,048	1,611,858
4.60%, 05/15/50 (Call 11/15/49)(b)	2,140	1,733,807
4.70%, 05/14/32 (Call 02/14/32)(b)	1,279	1,197,860
4.75%, 02/26/29 (Call 11/26/28)(b)	3,316	3,172,185
5.50%, 03/01/33 (Call 12/01/32)	1,550	1,527,633

		24,321,860

Household Products & Wares — 0.1%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 03/31/23)	377	353,358
2.25%, 02/15/32 (Call 11/15/31)	2,565	1,976,974
2.65%, 04/30/30 (Call 01/30/30)	1,527	1,266,417
4.88%, 12/06/28 (Call 09/06/28)	3,246	3,187,832

Security	Par (000)	Value

Household Products & Wares (continued)
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	$1,599	$1,288,410
3.15%, 08/01/27 (Call 05/01/27)	3,366	3,138,896
3.95%, 08/01/47 (Call 02/01/47)	1,864	1,499,197
5.00%, 06/15/52 (Call 12/15/51)	2,010	1,909,560
5.60%, 11/15/32 (Call 08/15/32)	2,915	3,020,465
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	2,034	1,624,718
3.10%, 10/01/27 (Call 07/01/27)	2,893	2,677,790
3.90%, 05/15/28 (Call 02/15/28)	2,398	2,276,781
4.40%, 05/01/29 (Call 03/01/29)	1,895	1,816,717
4.60%, 05/01/32 (Call 02/01/32)	2,849	2,727,262
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	2,186	1,857,466
2.00%, 11/02/31 (Call 08/02/31)	1,908	1,538,936
2.75%, 02/15/26	1,494	1,411,890
2.88%, 02/07/50 (Call 08/07/49)(b)	1,424	1,001,998
3.05%, 08/15/25	1,208	1,153,483
3.10%, 03/26/30 (Call 12/26/29)	1,898	1,703,284
3.20%, 04/25/29 (Call 01/25/29)	1,630	1,485,370
3.20%, 07/30/46 (Call 01/30/46)	2,395	1,771,366
3.90%, 05/04/47 (Call 11/04/46)	1,552	1,293,654
3.95%, 11/01/28 (Call 08/01/28)	2,407	2,309,950
4.50%, 02/16/33 (Call 11/16/32)	2,000	1,956,020
5.30%, 03/01/41	1,690	1,719,592
6.63%, 08/01/37	1,843	2,166,944

		50,134,330

Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	660	809,629
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)	2,780	2,637,164
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	605	538,547
2.88%, 10/15/26 (Call 07/15/26)	1,877	1,745,835
3.60%, 04/01/30 (Call 01/01/30)	4,598	4,232,045
4.00%, 10/15/46 (Call 04/15/46)	1,381	1,100,105
4.75%, 01/15/49 (Call 07/15/48)	2,508	2,305,554
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	1,075	769,119
3.63%, 05/15/30 (Call 02/15/30)	3,039	2,814,387
4.90%, 09/15/44 (Call 03/15/44)	1,725	1,617,360
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)	2,320	2,225,483
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	1,810	1,606,194
1.45%, 12/15/30 (Call 09/15/30)	1,319	1,010,723
3.28%, 12/15/26 (Call 09/15/26)	2,792	2,634,755
3.85%, 08/10/49 (Call 02/10/49)	3,023	2,412,384
4.20%, 12/15/46 (Call 06/15/46)	3,147	2,615,094
4.50%, 06/15/43	1,073	954,873
5.35%, 06/01/33	1,464	1,490,352
5.55%, 05/09/35	2,341	2,402,475
5.95%, 04/01/36	216	228,956
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)	1,916	1,858,731
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,817	1,784,094
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	535	443,066
5.25%, 04/02/30 (Call 01/02/30)	442	440,179

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	$3,836	$3,610,903
3.40%, 06/30/30 (Call 03/30/30)	1,305	1,157,274
3.88%, 01/15/35 (Call 07/15/34)	100	87,598
3.90%, 04/01/26 (Call 01/01/26)	3,804	3,649,672
4.20%, 04/01/28 (Call 01/01/28)	485	459,799
4.38%, 06/30/50 (Call 12/30/49)	3,634	3,056,921
4.50%, 07/16/44 (Call 01/16/44)	505	439,658
4.75%, 04/01/48 (Call 10/01/47)	3,518	3,131,301
4.80%, 07/10/45 (Call 01/10/45)	4,420	3,935,922
6.25%, 05/01/36	400	422,184
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	2,773	2,677,415
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	2,331	1,991,793
3.75%, 05/02/29 (Call 02/02/29)	2,417	2,213,029
4.50%, 12/15/28 (Call 09/15/28)	1,191	1,151,649
6.25%, 09/30/40	1,414	1,463,547
8.21%, 01/01/27	60	62,302
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	3,635	2,856,310
2.60%, 12/02/31 (Call 09/02/31)	1,290	1,052,317
2.85%, 05/28/27 (Call 04/28/27)	1,725	1,568,887
2.90%, 08/23/51 (Call 02/23/51)	2,410	1,556,715
3.90%, 02/28/52 (Call 08/28/51)	2,975	2,288,251
5.00%, 09/12/32 (Call 06/12/32)	1,470	1,436,734
5.35%, 02/28/33 (Call 11/28/32)	970	969,360
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/01/24)	3,098	3,024,051
3.88%, 12/15/25 (Call 09/15/25)	1,211	1,168,155
4.60%, 06/14/44 (Call 03/14/44)	2,177	1,899,302
4.75%, 05/15/45 (Call 11/15/44)	2,159	1,914,817
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	2,667	2,572,161
5.03%, 12/15/46 (Call 06/15/46)	1,464	1,299,432
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	4,157	2,990,421
7.35%, 05/01/34	780	884,668
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,290	2,095,029
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	2,580	2,043,721
3.05%, 03/09/52 (Call 09/09/51)	1,480	958,167
3.50%, 05/20/51 (Call 11/20/50)	1,497	1,062,181
5.50%, 03/02/33 (Call 12/02/32)	245	244,740
5.75%, 03/02/53 (Call 09/02/52)	548	544,263
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,425	1,076,416
3.70%, 02/22/30 (Call 11/22/29)	2,102	1,815,918
4.90%, 03/27/28 (Call 12/27/27)	1,505	1,450,098
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	2,361	2,007,157
3.60%, 09/15/51 (Call 03/15/51)	570	395,033
5.00%, 07/01/24(b)	1,995	1,984,247
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	1,370	871,717
3.50%, 01/15/31 (Call 10/15/30)	1,670	1,401,631
3.95%, 05/25/51 (Call 11/25/50)	2,975	2,087,379
4.13%, 01/12/28 (Call 10/12/27)	4,195	3,923,206
6.15%, 04/03/30 (Call 01/03/30)	1,182	1,191,751
6.65%, 02/01/33 (Call 11/01/32)	2,390	2,453,909

Security	Par (000)	Value

Insurance (continued)
AXA SA, 8.60%, 12/15/30	$10	$12,279
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	1,464	1,335,432
4.90%, 01/15/40 (Call 01/15/30), (5 year CMT + 3.186%)(a)	1,471	1,257,955
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	1,674	1,588,827
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	3,520	2,791,043
1.85%, 03/12/30 (Call 12/12/29)	2,551	2,122,202
2.30%, 03/15/27 (Call 02/15/27)(b)	3,850	3,570,374
2.50%, 01/15/51 (Call 07/15/50)	4,595	2,874,954
2.85%, 10/15/50 (Call 04/15/50)	5,264	3,552,410
2.88%, 03/15/32 (Call 12/15/31)	3,099	2,669,448
3.85%, 03/15/52 (Call 09/15/51)	4,315	3,480,393
4.20%, 08/15/48 (Call 02/15/48)	8,577	7,575,464
4.25%, 01/15/49 (Call 07/15/48)	5,934	5,279,480
4.30%, 05/15/43	3,082	2,773,800
4.40%, 05/15/42	4,338	3,990,656
5.75%, 01/15/40	3,813	4,104,161
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	10,961	10,470,276
4.50%, 02/11/43	4,600	4,252,976
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(b)	145	135,511
3.85%, 12/22/51 (Call 06/22/51)	1,290	848,639
4.70%, 06/22/47 (Call 12/22/46)	3,577	2,758,332
5.63%, 05/15/30 (Call 02/15/30)(b)	2,794	2,746,111
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	3,738	2,877,662
4.20%, 09/15/24 (Call 06/15/24)	3,325	3,255,075
4.20%, 03/17/32 (Call 12/17/31)	1,290	1,128,376
4.50%, 03/15/29 (Call 12/15/28)	2,015	1,875,884
4.95%, 03/17/52 (Call 09/17/51)	2,660	2,238,443
Chubb Corp. (The)
6.00%, 05/11/37	3,494	3,744,729
Series 1, 6.50%, 05/15/38	30	33,776
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	1,040	806,863
2.85%, 12/15/51 (Call 06/15/51)	1,165	789,719
3.05%, 12/15/61 (Call 06/15/61)	3,635	2,374,891
3.15%, 03/15/25	3,080	2,958,124
3.35%, 05/15/24	540	527,780
3.35%, 05/03/26 (Call 02/03/26)	1,657	1,578,657
4.15%, 03/13/43	2,315	2,012,684
4.35%, 11/03/45 (Call 05/03/45)	5,695	5,092,013
6.70%, 05/15/36	125	138,825
Cincinnati Financial Corp.
6.13%, 11/01/34	285	299,156
6.92%, 05/15/28	799	871,525
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	900	714,033
3.45%, 08/15/27 (Call 05/10/27)	2,262	2,096,354
3.90%, 05/01/29 (Call 02/01/29)	2,306	2,119,237
3.95%, 05/15/24 (Call 02/15/24)	3,018	2,964,159
4.50%, 03/01/26 (Call 12/01/25)	2,399	2,345,598
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	1,193	1,179,519
5.25%, 05/30/29 (Call 02/28/29)	2,250	2,133,270

56	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(f)	$2,820	$2,697,697
3.65%, 04/05/27 (Call 03/05/27)(f)	3,346	3,122,889
3.85%, 04/05/29 (Call 02/05/29)(f)	2,175	1,960,762
3.90%, 04/05/32 (Call 01/05/32)(f)	3,090	2,704,677
4.35%, 04/05/42 (Call 10/05/41)(f)	1,615	1,333,409
4.40%, 04/05/52 (Call 10/05/51)(f)	1,755	1,393,593
6.88%, 12/15/52 (Call 09/15/27), (5 year CMT + 3.846%)(a)(f)	400	394,084
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	996	757,568
4.95%, 06/01/29 (Call 03/01/29)	2,201	2,017,767
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	5,123	4,869,668
5.00%, 04/20/48 (Call 10/20/47)	4,762	4,206,798
5.59%, 01/11/33 (Call 10/11/32)	6,130	6,074,523
7.00%, 04/01/28	174	187,401
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	2,673	1,731,329
3.50%, 10/15/50 (Call 04/15/50)	3,394	2,377,429
4.87%, 06/01/44	1,646	1,473,335
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)	1,800	1,800,702
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	1,767	1,444,293
4.63%, 04/29/30 (Call 01/29/30)	1,632	1,503,284
4.85%, 04/17/28 (Call 01/17/28)	2,674	2,563,056
5.63%, 08/16/32 (Call 05/16/32)(f)	590	560,329
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,379	1,866,016
3.20%, 09/17/51 (Call 03/17/51)	1,460	881,095
3.40%, 06/15/30 (Call 03/15/30)	2,760	2,375,284
4.50%, 08/15/28 (Call 05/15/28)	2,332	2,215,400
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	2,112	1,582,205
4.00%, 05/15/30 (Call 02/15/30)	1,125	989,831
4.60%, 11/15/24	2,693	2,657,345
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	3,537	2,824,118
4.55%, 09/15/28 (Call 06/15/28)	2,295	2,253,369
4.80%, 06/15/32 (Call 03/15/32)	200	191,194
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	2,160	1,672,985
4.50%, 04/15/26 (Call 01/15/26)	2,152	2,087,655
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	2,915	2,510,311
2.90%, 09/15/51 (Call 03/15/51)	1,825	1,183,166
3.60%, 08/19/49 (Call 02/19/49)	2,846	2,126,787
4.30%, 04/15/43	1,724	1,430,213
4.40%, 03/15/48 (Call 09/15/47)	1,898	1,613,300
5.95%, 10/15/36	1,205	1,239,234
6.10%, 10/01/41	1,854	1,900,721
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	1,110	887,412
4.00%, 11/23/51 (Call 05/23/51)	690	462,403
5.17%, 06/08/27 (Call 05/08/27)(b)	1,005	996,960
5.67%, 06/08/32 (Call 03/08/32)(b)	635	619,265
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	1,230	956,522
3.80%, 02/23/32 (Call 11/23/31)	740	625,811

Security	Par (000)	Value

Insurance (continued)
4.35%, 02/15/25 (Call 11/15/24)	$765	$746,112
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	1,966	1,660,641
3.35%, 03/09/25	1,478	1,415,333
3.40%, 01/15/31 (Call 10/15/30)	2,264	1,907,443
3.40%, 03/01/32 (Call 12/01/31)	384	318,589
3.63%, 12/12/26 (Call 09/15/26)	1,768	1,666,517
3.80%, 03/01/28 (Call 12/01/27)(b)	2,439	2,256,002
4.35%, 03/01/48 (Call 09/01/47)	1,883	1,462,903
4.38%, 06/15/50 (Call 12/15/49)(b)	1,142	874,624
6.30%, 10/09/37	1,160	1,163,816
7.00%, 06/15/40	2,308	2,494,463
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	2,795	2,479,892
3.75%, 04/01/26 (Call 01/01/26)	4,077	3,920,199
4.13%, 05/15/43 (Call 11/15/42)	2,812	2,338,572
6.00%, 02/01/35	297	312,744
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	2,215	2,008,340
3.70%, 03/16/32 (Call 12/16/31)	2,590	2,324,318
4.06%, 02/24/32 (Call 02/24/27), (5 year USD ICE Swap + 1.647%)(a)	2,666	2,472,182
4.15%, 03/04/26	4,341	4,220,277
5.38%, 03/04/46	1,148	1,162,212
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	1,250	1,099,737
3.45%, 05/07/52 (Call 11/07/51)	2,310	1,586,115
3.50%, 11/01/27 (Call 08/01/27)	1,997	1,857,250
4.15%, 09/17/50 (Call 03/17/50)	2,051	1,592,150
4.30%, 11/01/47 (Call 05/01/47)	1,436	1,138,001
5.00%, 04/05/46	2,320	2,040,881
5.00%, 05/20/49 (Call 11/20/48)	1,595	1,429,487
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	3,150	2,554,587
2.38%, 12/15/31 (Call 09/15/31)	355	284,806
2.90%, 12/15/51 (Call 06/15/51)	755	498,640
3.50%, 06/03/24 (Call 03/03/24)	4,243	4,143,841
3.50%, 03/10/25 (Call 12/10/24)	4,331	4,174,304
3.75%, 03/14/26 (Call 12/14/25)	3,754	3,602,413
3.88%, 03/15/24 (Call 02/15/24)	3,234	3,181,803
4.20%, 03/01/48 (Call 09/01/47)	2,895	2,422,768
4.35%, 01/30/47 (Call 07/30/46)	2,857	2,437,650
4.38%, 03/15/29 (Call 12/15/28)	6,092	5,806,833
4.75%, 03/15/39 (Call 09/15/38)	2,033	1,888,840
4.90%, 03/15/49 (Call 09/15/48)	3,996	3,683,433
5.75%, 11/01/32 (Call 08/01/32)	750	778,950
5.88%, 08/01/33	680	717,148
6.25%, 11/01/52 (Call 05/01/52)	615	682,416
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,140	2,043,122
MetLife Inc.
3.00%, 03/01/25	3,833	3,674,927
3.60%, 04/10/24	5,833	5,719,956
3.60%, 11/13/25 (Call 08/13/25)	2,698	2,597,446
4.05%, 03/01/45	3,687	3,086,498
4.13%, 08/13/42	3,328	2,839,084
4.55%, 03/23/30 (Call 12/23/29)	4,275	4,202,197
4.60%, 05/13/46 (Call 11/13/45)	2,109	1,884,223
4.72%, 12/15/44	2,516	2,290,315
4.88%, 11/13/43	3,180	2,966,749

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.00%, 07/15/52 (Call 01/15/52)	$1,835	$1,754,407
5.25%, 01/15/54 (Call 07/15/53)	4,275	4,184,242
5.70%, 06/15/35	4,823	5,055,951
5.88%, 02/06/41	3,232	3,358,694
6.38%, 06/15/34	1,046	1,165,767
6.40%, 12/15/66 (Call 12/15/31)	3,094	3,102,601
6.50%, 12/15/32	1,645	1,831,148
10.75%, 08/01/69 (Call 08/01/34)	2,062	2,778,999
Munich Re America Corp., Series B, 7.45%, 12/15/26	235	250,724
Nationwide Financial Services Inc., 6.75%, 05/15/87	109	108,153
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	1,579	1,129,696
3.88%, 08/26/26 (Call 07/26/26)	3,406	3,240,843
4.88%, 10/01/24 (Call 09/01/24)	2,744	2,716,286
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	2,306	2,084,094
4.50%, 10/01/50 (Call 04/01/30), (5 year CMT + 3.815%)(a)	177	158,923
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(b)	1,303	1,076,695
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	3,219	2,624,579
3.10%, 11/15/26 (Call 08/15/26)	2,784	2,574,810
3.40%, 05/15/25 (Call 02/15/25)	2,874	2,760,851
3.70%, 05/15/29 (Call 02/15/29)	1,430	1,326,940
4.30%, 11/15/46 (Call 05/15/46)	1,459	1,200,684
4.35%, 05/15/43	1,808	1,478,637
4.63%, 09/15/42	481	407,999
6.05%, 10/15/36	1,880	1,965,390
Progressive Corp. (The)
2.45%, 01/15/27	2,781	2,537,078
2.50%, 03/15/27 (Call 02/15/27)	3,495	3,183,700
3.00%, 03/15/32 (Call 12/15/31)	1,245	1,077,398
3.20%, 03/26/30 (Call 12/26/29)	3,516	3,160,989
3.70%, 01/26/45	717	564,903
3.70%, 03/15/52 (Call 09/15/51)	1,230	973,434
3.95%, 03/26/50 (Call 09/26/49)	1,839	1,497,626
4.00%, 03/01/29 (Call 12/01/28)	2,852	2,728,280
4.13%, 04/15/47 (Call 10/15/46)	5,131	4,377,000
4.20%, 03/15/48 (Call 09/15/47)	1,475	1,264,414
4.35%, 04/25/44	768	666,601
6.25%, 12/01/32	680	744,899
6.63%, 03/01/29	301	325,580
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	2,481	2,237,490
2.10%, 03/10/30 (Call 12/10/29)	4,075	3,377,930
3.00%, 03/10/40 (Call 09/10/39)	2,312	1,725,816
3.70%, 10/01/50 (Call 07/01/30), (5 year CMT + 3.035%)(a)	415	350,833
3.70%, 03/13/51 (Call 09/13/50)	5,189	3,961,646
3.88%, 03/27/28 (Call 12/27/27)	2,797	2,667,835
3.91%, 12/07/47 (Call 06/07/47)	3,666	2,895,333
3.94%, 12/07/49 (Call 06/07/49)	4,161	3,295,928
4.35%, 02/25/50 (Call 08/25/49)	3,692	3,134,176
4.42%, 03/27/48 (Call 09/27/47)	1,668	1,441,586
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	3,052	2,820,689
4.60%, 05/15/44	2,751	2,501,897
5.13%, 03/01/52 (Call 11/28/31), (5 year CMT + 3.162%)(a)	495	453,405

Security	Par (000)	Value

Insurance (continued)
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	$1,916	$1,882,413
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	3,922	3,817,243
5.70%, 12/14/36	2,444	2,541,149
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(b)	3,552	3,378,307
5.75%, 07/15/33(b)	217	227,598
6.00%, 09/01/52 (Call 06/01/32), (5 year CMT + 3.234%)(a)	220	213,424
6.63%, 12/01/37	865	956,327
6.63%, 06/21/40	1,305	1,430,854
6.75%, 03/01/53 (Call 12/01/32)	30	30,151
Prudential PLC
3.13%, 04/14/30	2,736	2,407,981
3.63%, 03/24/32 (Call 12/24/31)	2,830	2,524,813
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,516	2,152,564
3.90%, 05/15/29 (Call 02/15/29)	2,778	2,544,120
3.95%, 09/15/26 (Call 06/15/26)	2,941	2,803,185
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	1,363	1,272,865
3.70%, 04/01/25 (Call 01/01/25)	320	308,886
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	2,395	2,153,201
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	315	283,903
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	3,285	2,540,915
Transatlantic Holdings Inc., 8.00%, 11/30/39(b)	1,618	2,035,541
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	2,026	1,298,159
3.05%, 06/08/51 (Call 12/08/50)	3,189	2,224,614
3.75%, 05/15/46 (Call 11/15/45)	1,845	1,453,473
4.00%, 05/30/47 (Call 11/30/46)	2,744	2,292,694
4.05%, 03/07/48 (Call 09/07/47)	1,715	1,438,954
4.10%, 03/04/49 (Call 09/04/48)	2,006	1,692,763
4.30%, 08/25/45 (Call 02/25/45)	1,487	1,295,772
4.60%, 08/01/43	1,000	914,010
5.35%, 11/01/40	2,467	2,507,360
6.25%, 06/15/37	3,158	3,504,496
6.75%, 06/20/36	1,102	1,252,930
Travelers Property Casualty Corp., 6.38%, 03/15/33	1,273	1,413,679
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,993	1,922,149
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	2,031	1,855,379
4.13%, 06/15/51 (Call 12/15/50)	2,000	1,433,720
4.50%, 12/15/49 (Call 06/15/49)	745	559,547
5.75%, 08/15/42	2,380	2,188,600
Voya Financial Inc.
3.65%, 06/15/26	2,677	2,534,637
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	1,603	1,365,676
4.80%, 06/15/46	1,459	1,219,812
5.70%, 07/15/43	1,693	1,625,331
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	1,395	869,183
3.55%, 03/30/52 (Call 09/30/51)	548	390,181
4.00%, 05/12/50 (Call 11/12/49)	2,394	1,873,449

58	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.75%, 08/01/44	$1,231	$1,100,169
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	2,884	2,464,263
3.60%, 05/15/24 (Call 03/15/24)	2,240	2,181,850
3.88%, 09/15/49 (Call 03/15/49)	1,705	1,244,173
4.50%, 09/15/28 (Call 06/15/28)	2,658	2,521,990
4.65%, 06/15/27 (Call 05/15/27)	3,178	3,070,361
5.05%, 09/15/48 (Call 03/15/48)	2,192	1,900,289
XLIT Ltd.
5.25%, 12/15/43	1,105	1,087,784
5.50%, 03/31/45	2,505	2,449,865

		636,014,565

Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	2,225	1,775,550
2.70%, 02/09/41 (Call 08/09/40)	765	502,995
3.15%, 02/09/51 (Call 08/09/50)	6,035	3,875,013
3.25%, 02/09/61 (Call 08/09/60)	3,553	2,192,450
3.40%, 12/06/27 (Call 09/06/27)	9,679	8,889,484
3.60%, 11/28/24 (Call 08/28/24)	9,719	9,412,560
4.00%, 12/06/37 (Call 06/06/37)	4,255	3,517,311
4.20%, 12/06/47 (Call 06/06/47)	6,670	5,224,411
4.40%, 12/06/57 (Call 06/06/57)	3,185	2,484,746
4.50%, 11/28/34 (Call 05/28/34)	2,867	2,595,868
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	3,503	3,169,164
0.80%, 08/15/27 (Call 06/15/27)	4,830	4,121,777
1.10%, 08/15/30 (Call 05/15/30)	7,189	5,668,095
1.90%, 08/15/40 (Call 02/15/40)	5,603	3,727,844
2.00%, 08/15/26 (Call 05/15/26)	8,541	7,816,638
2.05%, 08/15/50 (Call 02/15/50)	9,413	5,682,534
2.25%, 08/15/60 (Call 02/15/60)	3,785	2,193,975
Amazon.com Inc.
0.45%, 05/12/24	9,890	9,362,863
0.80%, 06/03/25 (Call 05/03/25)	2,140	1,952,729
1.00%, 05/12/26 (Call 04/12/26)	10,665	9,438,418
1.20%, 06/03/27 (Call 04/03/27)	2,043	1,763,620
1.50%, 06/03/30 (Call 03/03/30)	7,785	6,249,564
1.65%, 05/12/28 (Call 03/12/28)	10,495	9,014,155
2.10%, 05/12/31 (Call 02/12/31)	9,910	8,144,038
2.50%, 06/03/50 (Call 12/03/49)	7,196	4,608,174
2.70%, 06/03/60 (Call 12/03/59)	7,260	4,459,891
2.73%, 04/13/24	25	24,353
2.80%, 08/22/24 (Call 06/22/24)	9,564	9,258,813
2.88%, 05/12/41 (Call 11/12/40)	8,064	6,004,051
3.00%, 04/13/25	735	707,585
3.10%, 05/12/51 (Call 11/12/50)	11,145	7,979,374
3.15%, 08/22/27 (Call 05/22/27)	14,258	13,317,970
3.25%, 05/12/61 (Call 11/12/60)	6,215	4,297,610
3.30%, 04/13/27 (Call 03/13/27)	5,750	5,433,347
3.45%, 04/13/29 (Call 02/13/29)	3,180	2,954,188
3.60%, 04/13/32 (Call 01/13/32)	6,915	6,326,395
3.80%, 12/05/24 (Call 09/05/24)	6,930	6,783,500
3.88%, 08/22/37 (Call 02/22/37)	12,087	10,677,535
3.95%, 04/13/52 (Call 10/13/51)	8,610	7,229,817
4.05%, 08/22/47 (Call 02/22/47)	11,863	10,235,041
4.10%, 04/13/62 (Call 10/13/61)	4,413	3,650,743
4.25%, 08/22/57 (Call 02/22/57)	7,196	6,207,917
4.55%, 12/01/27 (Call 11/01/27)	1,625	1,607,239
4.60%, 12/01/25	4,810	4,775,079

Security	Par (000)	Value

Internet (continued)
4.65%, 12/01/29 (Call 10/01/29)	$3,565	$3,513,949
4.70%, 11/29/24	3,635	3,615,444
4.70%, 12/01/32 (Call 09/01/32)	5,275	5,212,069
4.80%, 12/05/34 (Call 06/05/34)	4,742	4,738,254
4.95%, 12/05/44 (Call 06/05/44)	5,138	5,036,679
5.20%, 12/03/25 (Call 09/03/25)	4,115	4,143,064
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	1,524	1,320,881
1.72%, 04/09/26 (Call 03/09/26)	520	462,904
2.38%, 10/09/30 (Call 07/09/30)	69	56,123
2.38%, 08/23/31 (Call 05/23/31)(b)	760	605,530
3.08%, 04/07/25 (Call 03/07/25)(b)	545	516,764
3.43%, 04/07/30 (Call 01/07/30)	1,425	1,260,868
3.63%, 07/06/27	1,964	1,833,531
4.13%, 06/30/25(b)	2,421	2,334,086
4.38%, 05/14/24 (Call 04/14/24)(b)	3,149	3,099,529
4.38%, 03/29/28 (Call 12/29/27)(b)	2,260	2,153,034
4.88%, 11/14/28 (Call 08/14/28)	1,965	1,909,115
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	3,439	3,218,491
3.60%, 06/01/26 (Call 03/01/26)	4,181	3,982,946
3.65%, 03/15/25 (Call 12/15/24)	3,061	2,962,650
4.63%, 04/13/30 (Call 01/13/30)	6,199	6,015,882
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	3,790	3,365,785
1.90%, 03/11/25 (Call 02/11/25)	4,027	3,764,037
2.60%, 05/10/31 (Call 02/10/31)	2,995	2,460,962
2.70%, 03/11/30 (Call 12/11/29)	4,046	3,437,320
3.45%, 08/01/24 (Call 05/01/24)	4,383	4,275,836
3.60%, 06/05/27 (Call 03/05/27)	4,415	4,161,270
3.65%, 05/10/51 (Call 11/10/50)	2,255	1,617,376
4.00%, 07/15/42 (Call 01/15/42)	3,276	2,596,296
5.90%, 11/22/25 (Call 10/22/25)	160	162,789
5.95%, 11/22/27 (Call 10/22/27)	1,175	1,205,808
6.30%, 11/22/32 (Call 08/22/32)	1,470	1,551,453
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	2,703	2,172,888
3.25%, 02/15/30 (Call 11/15/29)	4,364	3,681,339
3.80%, 02/15/28 (Call 11/15/27)	2,029	1,863,170
4.63%, 08/01/27 (Call 05/01/27)	1,171	1,118,645
5.00%, 02/15/26 (Call 11/15/25)	4,217	4,159,944
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	2,265	2,005,069
3.88%, 04/29/26(b)	885	843,892
4.13%, 01/14/50 (Call 07/14/49)(b)	1,975	1,522,310
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	11,295	10,619,672
3.85%, 08/15/32 (Call 05/15/32)	9,870	8,859,904
4.45%, 08/15/52 (Call 02/15/52)	8,485	7,029,059
4.65%, 08/15/62 (Call 02/15/62)	5,475	4,553,229
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	1,214	1,087,610
2.00%, 09/03/30 (Call 06/03/30)	2,981	2,275,636
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	3,510	2,829,622
4.75%, 07/15/27 (Call 07/15/23)	3,020	2,926,893
5.25%, 04/01/25 (Call 01/01/25)	2,075	2,070,435

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	$2,964	$2,383,856
3.50%, 07/05/24 (Call 06/05/24)	2,749	2,653,390

		386,561,712

Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(b)	2,315	2,147,394
4.55%, 03/11/26	2,820	2,745,326
6.55%, 11/29/27 (Call 10/29/27)	3,385	3,470,573
6.75%, 03/01/41	1,885	1,863,737
6.80%, 11/29/32 (Call 08/29/32)	2,310	2,338,875
7.00%, 10/15/39	2,225	2,288,746
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,792	3,526,598
2.70%, 06/01/30 (Call 03/01/30)	3,324	2,839,261
2.98%, 12/15/55 (Call 06/15/55)	5,632	3,667,727
3.13%, 04/01/32 (Call 01/01/32)	210	179,033
3.85%, 04/01/52 (Call 10/01/51)	410	321,038
3.95%, 05/23/25	2,550	2,480,207
3.95%, 05/01/28 (Call 02/01/28)	1,103	1,042,986
4.30%, 05/23/27 (Call 04/23/27)	3,225	3,127,250
4.40%, 05/01/48 (Call 11/01/47)	214	184,235
5.20%, 08/01/43 (Call 02/01/43)	405	394,320
6.40%, 12/01/37	363	397,373
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	2,883	2,603,782
2.15%, 08/15/30 (Call 05/15/30)	370	297,854
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	1,030	868,640
2.40%, 06/15/25 (Call 05/15/25)	1,797	1,676,996
2.80%, 12/15/24 (Call 11/15/24)	2,953	2,812,526
3.25%, 01/15/31 (Call 10/15/30)	2,236	1,935,638
3.25%, 10/15/50 (Call 04/15/50)	1,754	1,177,829
3.45%, 04/15/30 (Call 01/15/30)	1,419	1,259,916
5.00%, 12/15/26 (Call 12/15/23)	2,323	2,279,606
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	4,264	3,708,102
6.25%, 08/10/26	3,428	3,496,423
6.88%, 11/21/36	6,985	7,162,838
6.88%, 11/10/39	4,795	4,903,942
8.25%, 01/17/34	505	587,159
Vale SA, 5.63%, 09/11/42	1,011	977,546

		68,763,476

Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 03/31/23)	1,928	1,795,392
2.40%, 08/18/31 (Call 05/18/31)	1,409	1,036,164
4.40%, 09/15/32 (Call 06/15/32)	2,430	2,066,107
5.10%, 04/01/52 (Call 10/01/51)	1,615	1,173,750
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,724	2,618,881
4.63%, 07/28/45 (Call 01/28/45)	1,444	1,118,133

		9,808,427

Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	2,226	1,936,130
3.70%, 01/15/31 (Call 10/15/30)	970	837,013
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 03/31/23)	1,720	1,621,048

Security	Par (000)	Value

Lodging (continued)
4.38%, 09/15/28 (Call 06/15/28)	$2,535	$2,395,651
4.85%, 03/15/26 (Call 12/15/25)	3,348	3,292,022
5.63%, 04/23/25 (Call 03/23/25)	2,403	2,388,654
6.00%, 04/23/30 (Call 01/23/30)	2,422	2,432,560
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	2,445	2,390,990
3.75%, 03/15/25 (Call 12/15/24)	1,956	1,889,496
3.75%, 10/01/25 (Call 07/01/25)	1,815	1,744,959
5.00%, 10/15/27 (Call 09/15/27)	2,715	2,683,832
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(b)	1,904	1,845,966
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	3,266	3,293,141
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	4,842	4,569,686
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	2,334	1,976,151
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	431	355,243
Series II, 2.75%, 10/15/33 (Call 07/15/33)	2,405	1,867,507
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,588	3,354,098
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,724	1,619,008

		42,493,155

Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	710	684,674
4.38%, 05/08/42	260	230,143
Caterpillar Financial Services Corp.
0.45%, 05/17/24	51	48,184
0.60%, 09/13/24	1,544	1,441,139
0.80%, 11/13/25	709	635,342
0.90%, 03/02/26	720	639,238
1.10%, 09/14/27	1,146	980,048
1.15%, 09/14/26	2,985	2,622,800
1.45%, 05/15/25	1,125	1,039,792
1.70%, 01/08/27(b)	3,100	2,793,317
2.15%, 11/08/24	4,376	4,172,297
2.40%, 08/09/26	2,389	2,196,399
2.85%, 05/17/24	3,284	3,190,767
3.25%, 12/01/24	2,870	2,785,450
3.30%, 06/09/24	4,075	3,975,040
3.40%, 05/13/25	150	144,818
3.60%, 08/12/27	4,235	4,046,204
3.65%, 08/12/25	2,730	2,642,858
4.80%, 01/06/26	255	254,146
4.90%, 01/17/25	3,695	3,682,585
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	450	363,906
2.60%, 09/19/29 (Call 06/19/29)	3,023	2,633,759
2.60%, 04/09/30 (Call 01/09/30)	4,495	3,916,359
3.25%, 09/19/49 (Call 03/19/49)	4,319	3,295,570
3.25%, 04/09/50 (Call 10/09/49)	4,492	3,437,144
3.40%, 05/15/24 (Call 02/15/24)(b)	4,486	4,395,787
3.80%, 08/15/42	6,183	5,255,797
4.30%, 05/15/44 (Call 11/15/43)(b)	2,077	1,913,602
4.75%, 05/15/64 (Call 11/15/63)	2,438	2,297,669
5.20%, 05/27/41	1,706	1,741,502
5.30%, 09/15/35	550	556,875
6.05%, 08/15/36	1,188	1,297,130
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,435	1,269,860
1.88%, 01/15/26 (Call 12/15/25)	1,750	1,592,902
3.95%, 05/23/25	1,985	1,921,281
5.45%, 10/14/25	1,445	1,447,081
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	2,755	2,610,500

60	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	$1,393	$1,020,902
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	3,030	2,889,226
2.88%, 09/07/49 (Call 03/07/49)	2,015	1,458,941
3.10%, 04/15/30 (Call 01/15/30)	2,686	2,402,197
3.75%, 04/15/50 (Call 10/15/49)(b)	3,496	2,971,076
3.90%, 06/09/42 (Call 12/09/41)	4,389	3,869,255
5.38%, 10/16/29	1,515	1,570,691
7.13%, 03/03/31(b)	775	894,397
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,105	1,825,793
3.15%, 11/15/25 (Call 08/15/25)	2,466	2,336,954
5.38%, 10/15/35(b)	142	141,423
5.38%, 03/01/41 (Call 12/01/40)(b)	1,940	1,898,950
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,120	1,633,439
3.50%, 10/01/30 (Call 07/01/30)	2,118	1,795,153
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	1,525	1,253,108
3.00%, 05/01/30 (Call 02/01/30)	1,409	1,211,825
John Deere Capital Corp.
0.45%, 06/07/24	2,615	2,462,964
0.63%, 09/10/24	1,460	1,364,677
0.70%, 01/15/26	3,650	3,237,112
1.05%, 06/17/26(b)	2,130	1,882,728
1.25%, 01/10/25	1,625	1,515,329
1.30%, 10/13/26	1,675	1,472,342
1.45%, 01/15/31	2,875	2,260,900
1.50%, 03/06/28	1,705	1,458,406
1.70%, 01/11/27	2,170	1,934,533
1.75%, 03/09/27	2,346	2,092,960
2.00%, 06/17/31	2,815	2,272,409
2.05%, 01/09/25	3,000	2,841,990
2.13%, 03/07/25	460	434,120
2.25%, 09/14/26	2,151	1,967,864
2.35%, 03/08/27	630	572,607
2.45%, 01/09/30	2,861	2,462,463
2.60%, 03/07/24	2,850	2,777,353
2.65%, 06/24/24	4,438	4,297,493
2.65%, 06/10/26	1,149	1,069,282
2.80%, 09/08/27	2,532	2,327,364
2.80%, 07/18/29	3,086	2,735,708
3.05%, 01/06/28	805	755,605
3.35%, 06/12/24	1,115	1,089,712
3.35%, 04/18/29	2,090	1,918,557
3.40%, 06/06/25	1,370	1,321,940
3.40%, 09/11/25	710	681,976
3.45%, 03/13/25	4,083	3,955,325
3.45%, 03/07/29	2,959	2,741,780
3.90%, 06/07/32	45	41,819
4.05%, 09/08/25(b)	2,315	2,271,316
4.15%, 09/15/27	2,810	2,732,500
4.35%, 09/15/32	2,700	2,600,424
4.55%, 10/11/24	1,370	1,360,670
4.75%, 01/20/28	1,130	1,124,519
4.80%, 01/09/26	1,375	1,369,046
4.85%, 10/11/29	1,860	1,860,595
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(b)	1,503	1,187,956
4.55%, 04/15/28 (Call 01/15/28)	2,404	2,228,220

Security	Par (000)	Value

Machinery (continued)
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	$916	$789,766
4.60%, 05/15/28 (Call 02/15/28)	1,608	1,551,302
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	4,694	4,380,957
2.29%, 04/05/27 (Call 02/05/27)	1,663	1,494,355
2.57%, 02/15/30 (Call 11/15/29)	6,451	5,436,516
3.11%, 02/15/40 (Call 08/15/39)	3,748	2,795,446
3.36%, 02/15/50 (Call 08/15/49)	2,426	1,720,786
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	1,775	1,396,552
2.80%, 08/15/61 (Call 02/15/61)	2,033	1,255,174
2.88%, 03/01/25 (Call 12/01/24)	1,287	1,229,947
3.50%, 03/01/29 (Call 12/01/28)	2,023	1,875,301
4.20%, 03/01/49 (Call 09/01/48)	2,683	2,360,745
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	2,764	2,602,140
3.45%, 11/15/26 (Call 08/15/26)	4,353	4,025,176
4.40%, 03/15/24 (Call 02/15/24)	2,568	2,529,352
4.95%, 09/15/28 (Call 06/15/28)	6,175	5,959,060
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	2,692	2,311,997
2.25%, 01/30/31 (Call 10/30/30)	3,608	2,912,558
3.25%, 11/01/26 (Call 08/01/26)	3,103	2,896,464
4.38%, 11/01/46 (Call 05/01/46)	1,165	968,231

		230,499,684

Manufacturing — 0.1%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	3,643	3,423,691
2.25%, 09/19/26 (Call 06/19/26)(b)	3,120	2,829,965
2.38%, 08/26/29 (Call 05/26/29)(b)	3,965	3,329,014
2.65%, 04/15/25 (Call 03/15/25)(b)	2,855	2,707,168
2.88%, 10/15/27 (Call 07/15/27)	3,428	3,119,514
3.00%, 08/07/25	1,893	1,798,615
3.05%, 04/15/30 (Call 01/15/30)(b)	1,550	1,357,056
3.13%, 09/19/46 (Call 03/19/46)(b)	2,232	1,537,870
3.25%, 08/26/49 (Call 02/26/49)(b)	3,011	2,098,998
3.38%, 03/01/29 (Call 12/01/28)(b)	3,173	2,867,599
3.63%, 09/14/28 (Call 06/14/28)	2,660	2,468,773
3.63%, 10/15/47 (Call 04/15/47)	2,376	1,787,940
3.70%, 04/15/50 (Call 10/15/49)(b)	2,252	1,740,413
3.88%, 06/15/44	1,130	898,406
4.00%, 09/14/48 (Call 03/14/48)(b)	4,080	3,272,201
5.70%, 03/15/37(b)	1,572	1,595,674
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	1,000	758,590
2.75%, 03/01/30 (Call 12/01/29)	3,704	3,091,432
3.50%, 12/01/24 (Call 10/01/24)	2,027	1,954,069
3.75%, 12/01/27 (Call 09/01/27)	1,545	1,447,016
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	3,017	2,786,833
3.92%, 09/15/47 (Call 02/15/47)	2,509	2,049,125
4.00%, 11/02/32	2,939	2,693,917
4.15%, 03/15/33 (Call 12/15/32)	2,910	2,679,412
4.15%, 11/02/42	2,649	2,257,001
4.70%, 08/23/52 (Call 02/23/52)	1,305	1,186,049
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	3,742	3,561,710

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	$405	$385,827
4.42%, 11/15/35	1,900	1,754,042
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(b)	725	612,719
4.50%, 03/11/44	150	129,939
5.88%, 01/14/38	885	918,294
6.75%, 03/15/32	350	388,203
6.88%, 01/10/39	485	547,376
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,544	6,063,081
3.50%, 03/01/24 (Call 12/01/23)	4,119	4,062,075
3.90%, 09/01/42 (Call 03/01/42)	1,822	1,573,261
4.88%, 09/15/41 (Call 03/15/41)	1,975	1,937,633
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	2,507	2,419,205
3.25%, 03/01/27 (Call 12/01/26)	4,056	3,771,756
3.25%, 06/14/29 (Call 03/14/29)	2,618	2,331,015
3.30%, 11/21/24 (Call 08/21/24)	1,107	1,070,048
3.65%, 06/15/24	2,270	2,220,537
4.00%, 06/14/49 (Call 12/14/48)	2,876	2,319,868
4.10%, 03/01/47 (Call 09/01/46)	2,086	1,732,444
4.20%, 11/21/34 (Call 05/21/34)	1,950	1,768,650
4.25%, 09/15/27 (Call 08/15/27)	1,950	1,866,423
4.45%, 11/21/44 (Call 05/21/44)	2,132	1,871,917
4.50%, 09/15/29 (Call 07/15/29)	2,993	2,859,392
6.25%, 05/15/38	1,351	1,421,090
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	2,133	1,957,881
5.90%, 07/15/32 (Call 04/15/32)	1,005	1,005,925
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 03/31/23)	1,660	1,577,946
1.60%, 04/01/26 (Call 03/01/26)	890	794,726
2.25%, 04/01/28 (Call 02/01/28)	1,005	869,627
2.75%, 04/01/31 (Call 01/01/31)	1,960	1,603,613
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,633	2,154,795
3.00%, 06/01/30 (Call 03/01/30)	1,400	1,213,562
3.38%, 03/01/28 (Call 12/01/27)	1,458	1,326,153
3.65%, 03/15/27 (Call 12/15/26)	1,930	1,820,106
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,191,808
3.90%, 09/17/29 (Call 06/17/29)	1,524	1,383,822
4.00%, 03/15/26 (Call 12/15/25)	1,874	1,811,465
4.30%, 03/01/24 (Call 12/01/23)	1,845	1,822,639

		125,856,914

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	4,721	3,783,645
2.30%, 02/01/32 (Call 11/01/31)	3,830	2,815,931
2.80%, 04/01/31 (Call 01/01/31)	6,844	5,344,206
3.50%, 06/01/41 (Call 12/01/40)	5,172	3,375,040
3.50%, 03/01/42 (Call 09/01/41)	4,745	3,062,613
3.70%, 04/01/51 (Call 10/01/50)	6,624	4,044,416
3.75%, 02/15/28 (Call 11/15/27)	4,726	4,257,039
3.85%, 04/01/61 (Call 10/01/60)	7,285	4,278,699
3.90%, 06/01/52 (Call 12/01/51)	8,690	5,476,351
3.95%, 06/30/62 (Call 12/30/61)	3,520	2,096,934
4.20%, 03/15/28 (Call 12/15/27)	5,398	4,958,333
4.40%, 04/01/33 (Call 01/01/33)	4,160	3,558,256

Security	Par (000)	Value

Media (continued)
4.40%, 12/01/61 (Call 06/01/61)	$5,683	$3,677,242
4.80%, 03/01/50 (Call 09/01/49)	9,426	6,865,050
4.91%, 07/23/25 (Call 04/23/25)	16,572	16,211,228
5.05%, 03/30/29 (Call 12/30/28)	4,948	4,618,067
5.13%, 07/01/49 (Call 01/01/49)	4,470	3,426,836
5.25%, 04/01/53 (Call 10/01/52)	5,700	4,446,399
5.38%, 04/01/38 (Call 10/01/37)	2,982	2,494,473
5.38%, 05/01/47 (Call 11/01/46)	8,338	6,615,870
5.50%, 04/01/63 (Call 10/01/62)	2,600	2,012,712
5.75%, 04/01/48 (Call 10/01/47)	8,476	7,053,727
6.38%, 10/23/35 (Call 04/23/35)	7,350	7,037,993
6.48%, 10/23/45 (Call 04/23/45)	11,989	10,845,729
6.83%, 10/23/55 (Call 04/23/55)	2,163	2,016,522
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	6,625	5,118,011
1.95%, 01/15/31 (Call 10/15/30)	6,391	5,121,044
2.35%, 01/15/27 (Call 10/15/26)	2,881	2,611,338
2.45%, 08/15/52 (Call 02/15/52)	5,375	3,189,418
2.65%, 02/01/30 (Call 11/01/29)	5,163	4,441,935
2.65%, 08/15/62 (Call 02/15/62)	4,469	2,563,329
2.80%, 01/15/51 (Call 07/15/50)	5,754	3,676,806
2.89%, 11/01/51 (Call 05/01/51)	14,000	9,058,840
2.94%, 11/01/56 (Call 05/01/56)	20,551	12,905,617
2.99%, 11/01/63 (Call 05/01/63)	13,528	8,271,290
3.15%, 03/01/26 (Call 12/01/25)	9,589	9,064,194
3.15%, 02/15/28 (Call 11/15/27)	5,397	4,958,278
3.20%, 07/15/36 (Call 01/15/36)	3,265	2,627,999
3.25%, 11/01/39 (Call 05/01/39)	2,512	1,955,567
3.30%, 02/01/27 (Call 11/01/26)	5,831	5,475,892
3.30%, 04/01/27 (Call 02/01/27)	2,679	2,510,625
3.38%, 02/15/25 (Call 11/15/24)	3,822	3,691,861
3.38%, 08/15/25 (Call 05/15/25)	6,314	6,064,534
3.40%, 04/01/30 (Call 01/01/30)	6,040	5,451,281
3.40%, 07/15/46 (Call 01/15/46)	2,127	1,564,196
3.45%, 02/01/50 (Call 08/01/49)	6,635	4,847,332
3.55%, 05/01/28 (Call 02/01/28)	3,886	3,623,190
3.70%, 04/15/24 (Call 03/15/24)	9,311	9,145,730
3.75%, 04/01/40 (Call 10/01/39)	6,579	5,418,859
3.90%, 03/01/38 (Call 09/01/37)	4,774	4,095,185
3.95%, 10/15/25 (Call 08/15/25)	5,417	5,265,270
3.97%, 11/01/47 (Call 05/01/47)	4,797	3,867,341
4.00%, 08/15/47 (Call 02/15/47)	4,352	3,516,111
4.00%, 03/01/48 (Call 09/01/47)	4,791	3,874,051
4.00%, 11/01/49 (Call 05/01/49)	5,578	4,496,593
4.05%, 11/01/52 (Call 05/01/52)	3,639	2,924,883
4.15%, 10/15/28 (Call 07/15/28)	7,499	7,169,569
4.20%, 08/15/34 (Call 02/15/34)	5,615	5,158,557
4.25%, 10/15/30 (Call 07/15/30)	5,014	4,764,704
4.25%, 01/15/33	7,551	7,057,089
4.40%, 08/15/35 (Call 02/25/35)	4,499	4,148,708
4.60%, 10/15/38 (Call 04/15/38)	4,010	3,697,180
4.60%, 08/15/45 (Call 02/15/45)	3,921	3,458,675
4.65%, 02/15/33 (Call 11/15/32)	5,525	5,333,172
4.65%, 07/15/42	3,127	2,889,786
4.70%, 10/15/48 (Call 04/15/48)	7,633	6,920,612
4.75%, 03/01/44	2,859	2,610,267
4.95%, 10/15/58 (Call 04/15/58)	3,719	3,448,294
5.25%, 11/07/25	810	813,499
5.35%, 11/15/27 (Call 10/15/27)	2,690	2,728,924
5.50%, 11/15/32 (Call 08/15/32)	3,410	3,505,037

62	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.65%, 06/15/35	$3,461	$3,577,947
6.45%, 03/15/37	50	54,931
6.50%, 11/15/35	3,282	3,629,465
6.55%, 07/01/39	1,155	1,280,352
6.95%, 08/15/37	1,220	1,401,048
7.05%, 03/15/33	1,967	2,241,101
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	2,401	2,288,177
3.63%, 05/15/30 (Call 02/15/30)	3,492	2,986,463
3.80%, 03/13/24 (Call 01/13/24)	1,544	1,512,255
3.90%, 11/15/24 (Call 08/15/24)	1,988	1,924,205
3.95%, 06/15/25 (Call 05/15/25)	1,908	1,829,295
3.95%, 03/20/28 (Call 12/20/27)	6,510	5,946,625
4.00%, 09/15/55 (Call 03/15/55)	7,093	4,569,169
4.13%, 05/15/29 (Call 02/15/29)	2,543	2,277,994
4.65%, 05/15/50 (Call 11/15/49)	3,523	2,574,115
4.88%, 04/01/43	636	501,715
4.90%, 03/11/26 (Call 12/11/25)	3,180	3,101,390
5.00%, 09/20/37 (Call 03/20/37)	3,735	3,186,515
5.20%, 09/20/47 (Call 03/20/47)	6,270	5,005,216
5.30%, 05/15/49 (Call 11/15/48)	4,487	3,594,670
6.35%, 06/01/40	741	703,794
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	1,380	1,270,994
3.45%, 03/01/32 (Call 12/01/31)	1,590	1,341,133
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	3,529	3,369,489
3.50%, 04/08/30 (Call 01/08/30)	2,603	2,290,458
4.71%, 01/25/29 (Call 10/25/28)	8,087	7,719,203
5.48%, 01/25/39 (Call 07/25/38)	4,411	4,046,034
5.58%, 01/25/49 (Call 07/25/48)	5,378	4,899,519
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	1,219	1,183,515
5.00%, 05/13/45 (Call 11/13/44)	2,898	2,524,680
5.25%, 05/24/49 (Call 11/24/48)	2,300	2,102,591
6.13%, 01/31/46 (Call 06/30/45)	3,138	3,142,174
6.63%, 01/15/40	2,076	2,147,850
8.50%, 03/11/32	970	1,137,150
NBCUniversal Media LLC
4.45%, 01/15/43	2,038	1,780,234
5.95%, 04/01/41	2,791	2,933,062
6.40%, 04/30/40	272	295,607
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	1,822	1,647,197
3.38%, 02/15/28 (Call 12/15/27)(b)	2,434	2,188,823
3.70%, 06/01/28 (Call 03/01/28)	2,775	2,487,926
4.00%, 01/15/26 (Call 10/15/25)	3,447	3,291,058
4.20%, 06/01/29 (Call 03/01/29)	1,795	1,612,951
4.20%, 05/19/32 (Call 02/19/32)(b)	3,865	3,182,480
4.38%, 03/15/43	3,041	2,110,180
4.60%, 01/15/45 (Call 07/15/44)	2,937	2,098,810
4.75%, 05/15/25 (Call 04/15/25)	2,984	2,924,618
4.85%, 07/01/42 (Call 01/01/42)	2,582	1,933,427
4.90%, 08/15/44 (Call 02/15/44)	2,786	2,048,741
4.95%, 01/15/31 (Call 11/15/30)	4,610	4,124,705
4.95%, 05/19/50 (Call 11/19/49)	3,718	2,753,365
5.25%, 04/01/44 (Call 10/01/43)	1,925	1,480,710
5.50%, 05/15/33	2,477	2,259,668
5.85%, 09/01/43 (Call 03/01/43)	2,434	2,044,463
5.90%, 10/15/40 (Call 04/15/40)	1,638	1,447,451

Security	Par (000)	Value

Media (continued)
6.88%, 04/30/36	$3,436	$3,408,065
7.88%, 07/30/30	3,156	3,405,103
TCI Communications Inc.
7.13%, 02/15/28	2,487	2,705,980
7.88%, 02/15/26	3,352	3,608,730
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	3,068	2,891,529
5.50%, 08/15/35	982	955,457
5.65%, 11/23/43 (Call 05/23/43)	1,341	1,255,914
5.85%, 04/15/40	2,489	2,422,270
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	4,458	5,004,462
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	4,661	3,472,725
5.50%, 09/01/41 (Call 03/01/41)	4,979	4,199,737
5.88%, 11/15/40 (Call 05/15/40)	4,179	3,679,317
6.55%, 05/01/37	6,237	5,940,056
6.75%, 06/15/39	5,531	5,313,410
7.30%, 07/01/38	5,706	5,710,451
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	4,088	3,679,936
2.95%, 06/15/27(b)	3,994	3,700,361
3.00%, 02/13/26	3,723	3,513,730
3.00%, 07/30/46	2,434	1,709,836
3.15%, 09/17/25	3,137	2,983,820
3.70%, 12/01/42	1,926	1,565,395
4.13%, 06/01/44	3,392	2,915,865
4.38%, 08/16/41	1,940	1,726,910
Series B, 7.00%, 03/01/32	2,663	3,008,231
Series E, 4.13%, 12/01/41	2,668	2,315,557
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	6,887	6,546,094
1.75%, 01/13/26	5,802	5,300,823
2.00%, 09/01/29 (Call 06/01/29)	8,157	6,816,316
2.20%, 01/13/28	1,782	1,582,345
2.65%, 01/13/31	9,128	7,774,865
2.75%, 09/01/49 (Call 03/01/49)	7,687	5,102,707
3.35%, 03/24/25	4,413	4,263,399
3.38%, 11/15/26 (Call 08/15/26)	1,714	1,613,594
3.50%, 05/13/40 (Call 11/13/39)	6,697	5,421,155
3.60%, 01/13/51 (Call 07/13/50)	9,492	7,359,907
3.70%, 09/15/24 (Call 06/15/24)	3,423	3,356,046
3.70%, 10/15/25 (Call 07/15/25)	2,237	2,160,338
3.70%, 03/23/27	2,266	2,169,559
3.80%, 03/22/30	3,974	3,693,674
3.80%, 05/13/60 (Call 11/13/59)	4,392	3,414,473
4.63%, 03/23/40 (Call 09/23/39)	1,526	1,427,863
4.70%, 03/23/50 (Call 09/23/49)	5,455	5,104,462
4.75%, 09/15/44 (Call 03/15/44)	2,459	2,282,690
4.75%, 11/15/46 (Call 05/15/46)	1,718	1,597,757
4.95%, 10/15/45 (Call 04/15/45)	1,696	1,607,604
5.40%, 10/01/43	2,712	2,729,872
6.15%, 03/01/37	180	192,496
6.15%, 02/15/41	1,172	1,275,640
6.20%, 12/15/34	3,980	4,349,981
6.40%, 12/15/35	4,264	4,695,048
6.55%, 03/15/33(b)	955	1,061,005
6.65%, 11/15/37	3,567	4,042,338
7.75%, 12/01/45	855	1,088,731

		654,604,321

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	$3,899	$3,750,448
3.90%, 01/15/43 (Call 07/15/42)	2,405	2,035,832
4.38%, 06/15/45 (Call 12/15/44)	1,263	1,129,741
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	997	971,537
4.13%, 04/01/32 (Call 01/01/32)	1,710	1,539,137
4.50%, 12/15/28 (Call 09/15/28)	2,150	2,035,599
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,624	1,412,977
5.25%, 10/01/54 (Call 04/01/54)	1,644	1,435,031

		14,310,302

Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	655	569,372
3.75%, 10/01/30 (Call 07/01/30)	833	710,499
Barrick Gold Corp., 6.45%, 10/15/35	627	659,291
Barrick North America Finance LLC
5.70%, 05/30/41	3,133	3,128,394
5.75%, 05/01/43	3,117	3,142,092
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	3,223	3,320,431
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	2,586	2,258,225
4.75%, 02/28/28 (Call 01/28/28)	2,465	2,435,100
4.88%, 02/27/26	2,450	2,435,692
4.90%, 02/28/33 (Call 11/28/32)	1,395	1,389,211
5.00%, 09/30/43	9,653	9,385,515
6.42%, 03/01/26	1,685	1,745,390
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	2,782	2,577,857
4.25%, 03/01/30 (Call 03/01/25)	3,896	3,527,828
4.38%, 08/01/28 (Call 08/01/23)	3,446	3,208,054
4.55%, 11/14/24 (Call 08/14/24)	3,920	3,849,989
4.63%, 08/01/30 (Call 08/01/25)(b)	4,501	4,186,605
5.00%, 09/01/27 (Call 09/01/23)	3,835	3,752,164
5.25%, 09/01/29 (Call 09/01/24)	3,775	3,645,442
5.40%, 11/14/34 (Call 05/14/34)	3,686	3,483,049
5.45%, 03/15/43 (Call 09/15/42)	6,200	5,612,116
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,394	2,282,272
5.95%, 03/15/24 (Call 12/15/23)	2,294	2,294,711
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,623	3,725,861
2.60%, 07/15/32 (Call 04/15/32)	3,785	3,016,986
2.80%, 10/01/29 (Call 07/01/29)	3,057	2,601,232
4.88%, 03/15/42 (Call 09/15/41)	1,713	1,563,524
5.45%, 06/09/44 (Call 12/09/43)	2,717	2,608,510
5.88%, 04/01/35	2,690	2,723,652
6.25%, 10/01/39	2,316	2,417,672
Rio Tinto Alcan Inc.
5.75%, 06/01/35	1,523	1,561,806
6.13%, 12/15/33	2,663	2,859,263
7.25%, 03/15/31	2,813	3,194,808
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	4,215	2,782,827
5.20%, 11/02/40	3,669	3,653,957
7.13%, 07/15/28	2,806	3,081,409
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	2,814	2,444,297
4.75%, 03/22/42 (Call 09/22/41)	1,700	1,601,043

Security	Par (000)	Value

Mining (continued)
Southern Copper Corp.
3.88%, 04/23/25	$3,434	$3,323,150
5.25%, 11/08/42	5,697	5,377,512
5.88%, 04/23/45	3,363	3,398,883
6.75%, 04/16/40	3,771	4,135,957
7.50%, 07/27/35	3,318	3,770,841
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)(b)	265	237,326
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,047,819
5.40%, 02/01/43 (Call 08/01/42)	473	430,562
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,077,985
6.13%, 10/01/35	1,794	1,799,795
6.25%, 07/15/41 (Call 01/15/41)	1,716	1,726,245
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	830	635,730

		137,397,951

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	5,620	4,999,945
3.25%, 02/15/29 (Call 08/15/23)	3,099	2,625,814
3.28%, 12/01/28 (Call 10/01/28)	2,480	2,139,471
3.57%, 12/01/31 (Call 09/01/31)	3,555	2,942,936
4.13%, 05/01/25 (Call 05/01/23)	4,685	4,491,978
4.25%, 04/01/28 (Call 10/01/23)	3,067	2,795,632
5.50%, 12/01/24 (Call 06/01/24)	6,038	5,989,092

		25,984,868

Oil & Gas — 0.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	3,556	2,850,205
2.72%, 01/12/32 (Call 10/12/31)	7,055	5,911,878
2.77%, 11/10/50 (Call 05/10/50)	3,000	1,932,810
2.94%, 06/04/51 (Call 12/04/50)	9,495	6,309,048
3.00%, 02/24/50 (Call 08/24/49)	7,995	5,435,321
3.00%, 03/17/52 (Call 09/17/51)	3,680	2,468,102
3.02%, 01/16/27 (Call 10/16/26)	3,911	3,636,096
3.06%, 06/17/41 (Call 12/17/40)	5,740	4,250,240
3.12%, 05/04/26 (Call 02/04/26)	4,669	4,409,544
3.38%, 02/08/61 (Call 08/08/60)	6,975	4,817,632
3.41%, 02/11/26 (Call 12/11/25)	4,674	4,463,623
3.54%, 04/06/27 (Call 02/06/27)	2,384	2,254,477
3.59%, 04/14/27 (Call 01/14/27)	2,553	2,415,342
3.63%, 04/06/30 (Call 01/06/30)	4,197	3,844,956
3.80%, 09/21/25 (Call 07/21/25)	4,378	4,278,926
3.94%, 09/21/28 (Call 06/21/28)	4,078	3,880,910
4.23%, 11/06/28 (Call 08/06/28)	5,650	5,449,933
4.81%, 02/13/33 (Call 11/13/32)	2,355	2,313,199
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	4,987	4,648,283
3.72%, 11/28/28 (Call 08/28/28)	4,842	4,562,907
Burlington Resources LLC
5.95%, 10/15/36	100	103,808
7.20%, 08/15/31	90	101,854
7.40%, 12/01/31	265	302,445
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,246	3,000,180
2.95%, 07/15/30 (Call 04/15/30)	1,990	1,683,938
3.80%, 04/15/24 (Call 01/15/24)	3,230	3,166,175
3.85%, 06/01/27 (Call 03/01/27)	4,514	4,238,330
3.90%, 02/01/25 (Call 11/01/24)	3,045	2,950,483
4.95%, 06/01/47 (Call 12/01/46)	2,983	2,596,344

64	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.85%, 02/01/35	$1,645	$1,582,572
6.25%, 03/15/38	3,403	3,426,821
6.45%, 06/30/33	1,535	1,565,009
6.50%, 02/15/37	1,819	1,833,516
6.75%, 02/01/39	1,715	1,788,676
7.20%, 01/15/32	1,255	1,350,418
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,991	1,574,722
3.75%, 02/15/52 (Call 08/15/51)	3,455	2,446,382
4.25%, 04/15/27 (Call 01/15/27)	540	515,516
5.25%, 06/15/37 (Call 12/15/36)	2,715	2,480,804
5.40%, 06/15/47 (Call 12/15/46)	1,786	1,608,079
6.75%, 11/15/39	2,440	2,548,068
6.80%, 09/15/37	1,802	1,854,835
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	9,853	9,149,003
2.00%, 05/11/27 (Call 03/11/27)	4,760	4,264,294
2.24%, 05/11/30 (Call 02/11/30)	5,614	4,799,352
2.90%, 03/03/24 (Call 01/03/24)	4,270	4,175,121
2.95%, 05/16/26 (Call 02/16/26)	8,392	7,901,655
3.08%, 05/11/50 (Call 11/11/49)	3,811	2,749,027
3.33%, 11/17/25 (Call 08/17/25)	3,574	3,432,613
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	3,951	3,565,540
1.02%, 08/12/27 (Call 06/12/27)	3,914	3,343,574
2.34%, 08/12/50 (Call 02/12/50)	3,543	2,209,486
3.25%, 10/15/29 (Call 07/15/29)	2,111	1,920,567
3.85%, 01/15/28 (Call 10/15/27)	3,170	3,048,843
3.90%, 11/15/24 (Call 08/15/24)	3,121	3,070,627
5.25%, 11/15/43 (Call 05/15/43)	355	356,640
6.00%, 03/01/41 (Call 09/01/40)	145	159,001
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(b)	1,249	1,105,677
3.30%, 09/30/49 (Call 03/30/49)	1,315	916,779
4.25%, 05/09/43	3,599	3,055,371
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	7,345	7,247,018
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	417,185
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,343,132
4.38%, 05/02/28	5,052	4,929,489
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	1,958,510
6.40%, 05/15/37	3,637	3,901,155
7.50%, 07/30/39(b)	1,006	1,204,816
7.88%, 03/15/32	1,846	2,199,491
Conoco Funding Co., 7.25%, 10/15/31	695	788,109
ConocoPhillips, 4.88%, 10/01/47 (Call 04/01/47)(b)	218	203,682
ConocoPhillips Co.
2.13%, 03/08/24 (Call 03/31/23)	152	147,250
2.40%, 03/07/25 (Call 03/07/23)	1,185	1,121,899
3.35%, 11/15/24 (Call 08/15/24)	425	412,650
3.76%, 03/15/42 (Call 09/15/41)	11,270	9,247,486
3.80%, 03/15/52 (Call 09/15/51)	1,920	1,522,906
4.03%, 03/15/62 (Call 09/15/61)	10,167	8,056,534
4.30%, 11/15/44 (Call 05/15/44)	1,765	1,531,949
5.90%, 10/15/32	1,831	1,960,305
5.90%, 05/15/38	417	437,687
5.95%, 03/15/46 (Call 09/15/45)	345	366,783
6.50%, 02/01/39	549	619,843

Security	Par (000)	Value

Oil & Gas (continued)
6.95%, 04/15/29	$1,005	$1,102,817
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	4,310	4,205,267
4.38%, 01/15/28 (Call 10/15/27)	3,935	3,649,398
4.90%, 06/01/44 (Call 12/01/43)	3,080	2,308,860
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	3,368	3,159,251
4.38%, 03/15/29 (Call 12/15/28)	2,620	2,418,443
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	3,830	3,562,934
4.75%, 05/15/42 (Call 11/15/41)	3,638	3,023,324
5.00%, 06/15/45 (Call 12/15/44)	3,422	2,903,396
5.25%, 09/15/24 (Call 06/15/24)	1,460	1,452,685
5.25%, 10/15/27 (Call 10/15/23)	1,125	1,112,805
5.60%, 07/15/41 (Call 01/15/41)	3,982	3,671,643
5.85%, 12/15/25 (Call 09/15/25)	4,360	4,390,171
5.88%, 06/15/28 (Call 06/15/23)(b)	1,430	1,439,638
7.88%, 09/30/31	1,072	1,213,075
7.95%, 04/15/32	1,335	1,516,587
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	3,192	2,678,280
3.25%, 12/01/26 (Call 10/01/26)	5,731	5,308,683
3.50%, 12/01/29 (Call 09/01/29)	2,773	2,450,361
4.25%, 03/15/52 (Call 09/15/51)	2,584	1,942,625
4.40%, 03/24/51 (Call 09/24/50)(b)	2,780	2,152,637
6.25%, 03/15/33 (Call 12/15/32)	3,115	3,175,680
6.25%, 03/15/53 (Call 09/15/52)	2,770	2,729,336
Eni USA Inc., 7.30%, 11/15/27(b)	660	713,486
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	1,244	1,192,187
3.90%, 04/01/35 (Call 10/01/34)	2,898	2,560,006
4.15%, 01/15/26 (Call 10/15/25)	5,624	5,494,985
4.38%, 04/15/30 (Call 01/15/30)	3,139	3,012,592
4.95%, 04/15/50 (Call 10/15/49)	3,026	2,915,460
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	7,186	6,584,676
5.00%, 01/15/29 (Call 07/15/28)	2,285	2,142,439
5.68%, 10/01/25 (Call 10/04/23)	2,550	2,526,081
5.70%, 04/01/28 (Call 03/01/28)	1,420	1,397,862
6.13%, 02/01/25 (Call 01/01/25)	6,433	6,440,462
7.00%, 02/01/30 (Call 11/01/29)	3,345	3,451,003
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	2,451	2,237,886
2.38%, 05/22/30 (Call 02/22/30)	4,417	3,762,577
2.88%, 04/06/25 (Call 03/06/25)	5,063	4,843,468
3.00%, 04/06/27 (Call 02/06/27)	2,076	1,931,635
3.13%, 04/06/30 (Call 01/06/30)	5,346	4,810,758
3.25%, 11/10/24	583	566,099
3.25%, 11/18/49 (Call 05/18/49)	4,074	3,009,790
3.63%, 09/10/28 (Call 06/10/28)	4,271	4,046,687
3.63%, 04/06/40 (Call 10/06/39)	2,474	2,038,873
3.70%, 03/01/24	3,620	3,564,469
3.70%, 04/06/50 (Call 10/06/49)	3,680	2,955,040
3.95%, 05/15/43	3,542	2,994,726
4.25%, 11/23/41	2,280	2,032,324
4.80%, 11/08/43	2,635	2,505,463
5.10%, 08/17/40	3,097	3,078,356
7.25%, 09/23/27	900	983,340
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	7,627	7,296,675

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.28%, 08/16/26 (Call 06/16/26)	$3,975	$3,647,341
2.44%, 08/16/29 (Call 05/16/29)	6,311	5,558,855
2.61%, 10/15/30 (Call 07/15/30)	5,430	4,716,661
2.71%, 03/06/25 (Call 12/06/24)	3,620	3,457,064
2.99%, 03/19/25 (Call 02/19/25)	12,103	11,621,664
3.00%, 08/16/39 (Call 02/16/39)	5,740	4,409,066
3.04%, 03/01/26 (Call 12/01/25)	9,776	9,264,129
3.10%, 08/16/49 (Call 02/16/49)	6,551	4,705,452
3.18%, 03/15/24 (Call 12/15/23)	3,795	3,716,178
3.29%, 03/19/27 (Call 01/19/27)(b)	2,540	2,420,798
3.45%, 04/15/51 (Call 10/15/50)	5,853	4,463,088
3.48%, 03/19/30 (Call 12/19/29)	4,127	3,823,831
3.57%, 03/06/45 (Call 09/06/44)	3,227	2,556,946
4.11%, 03/01/46 (Call 09/01/45)	10,681	9,140,159
4.23%, 03/19/40 (Call 09/19/39)	5,026	4,516,766
4.33%, 03/19/50 (Call 09/19/49)	9,460	8,396,980
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	900	736,938
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	2,623	2,558,500
4.30%, 04/01/27 (Call 01/01/27)	5,637	5,396,582
5.60%, 02/15/41	4,753	4,450,186
5.80%, 04/01/47 (Call 10/01/46)(b)	1,904	1,807,220
6.00%, 01/15/40	3,083	3,030,065
7.13%, 03/15/33	2,712	2,910,600
7.30%, 08/15/31	2,434	2,641,474
7.88%, 10/01/29	1,022	1,124,312
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	997	887,051
5.88%, 04/01/26 (Call 01/01/26)	4,136	4,135,710
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	4,718	4,494,084
5.20%, 06/01/45 (Call 12/01/44)	2,411	2,030,809
6.60%, 10/01/37	3,358	3,345,172
6.80%, 03/15/32	2,339	2,412,912
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	3,854	3,755,415
3.80%, 04/01/28 (Call 01/01/28)	2,483	2,292,206
4.50%, 04/01/48 (Call 10/01/47)	2,182	1,747,673
4.70%, 05/01/25 (Call 04/01/25)	5,410	5,334,260
4.75%, 09/15/44 (Call 03/15/44)	3,616	3,017,950
5.00%, 09/15/54 (Call 03/15/54)	2,953	2,489,792
5.13%, 12/15/26 (Call 09/15/26)	3,514	3,494,251
6.50%, 03/01/41 (Call 09/01/40)	2,211	2,285,201
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	3,464	3,433,240
Ovintiv Inc.
6.50%, 08/15/34(b)	2,109	2,111,974
6.50%, 02/01/38	1,995	1,961,464
6.63%, 08/15/37	2,125	2,105,216
7.20%, 11/01/31	1,235	1,298,961
7.38%, 11/01/31	1,615	1,725,272
8.13%, 09/15/30	1,115	1,217,123
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	3,439	3,066,384
2.15%, 12/15/30 (Call 09/15/30)	3,315	2,649,481
3.15%, 12/15/29 (Call 09/15/29)(f)	1,991	1,736,530
3.30%, 03/15/52 (Call 09/15/51)	4,310	2,968,125
3.55%, 10/01/26 (Call 07/01/26)(f)	2,230	2,078,182
3.61%, 02/15/25 (Call 11/15/24)(f)	1,357	1,308,094

Security	Par (000)	Value

Oil & Gas (continued)
3.75%, 03/01/28 (Call 12/01/27)(f)	$2,521	$2,328,043
3.85%, 04/09/25 (Call 03/09/25)	4,271	4,147,611
3.90%, 03/15/28 (Call 12/15/27)	1,986	1,877,703
4.65%, 11/15/34 (Call 05/15/34)	4,971	4,639,733
4.68%, 02/15/45 (Call 08/15/44)(f)	2,565	2,244,144
4.88%, 11/15/44 (Call 05/15/44)	4,328	3,944,453
4.90%, 10/01/46 (Call 04/01/46)(f)	2,427	2,144,424
5.88%, 05/01/42	4,744	4,920,667
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	300	267,102
1.90%, 08/15/30 (Call 05/15/30)	7,005	5,470,485
2.15%, 01/15/31 (Call 10/15/30)	385	303,472
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	6,095	5,796,954
2.38%, 11/07/29 (Call 08/07/29)	5,376	4,614,382
2.50%, 09/12/26	6,590	6,052,783
2.75%, 04/06/30 (Call 01/06/30)	2,163	1,899,655
2.88%, 05/10/26	7,202	6,745,249
2.88%, 11/26/41 (Call 05/26/41)	2,380	1,747,991
3.00%, 11/26/51 (Call 05/26/51)	4,475	3,091,733
3.13%, 11/07/49 (Call 05/07/49)	5,098	3,651,442
3.25%, 05/11/25	11,436	11,011,610
3.25%, 04/06/50 (Call 10/06/49)	7,183	5,282,306
3.63%, 08/21/42	2,543	2,067,942
3.75%, 09/12/46	5,056	4,021,694
3.88%, 11/13/28 (Call 08/23/28)	3,825	3,653,869
4.00%, 05/10/46	7,999	6,635,091
4.13%, 05/11/35	6,333	5,827,880
4.38%, 05/11/45	10,363	9,164,312
4.55%, 08/12/43	2,938	2,685,361
5.50%, 03/25/40	3,545	3,645,678
6.38%, 12/15/38	8,556	9,488,005
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	993	729,776
4.00%, 11/15/47 (Call 05/15/47)(b)	3,947	3,079,884
5.95%, 12/01/34	1,860	1,857,452
6.50%, 06/15/38	2,840	2,915,572
6.80%, 05/15/38	3,982	4,245,768
6.85%, 06/01/39	3,576	3,826,749
7.15%, 02/01/32	862	935,382
Tosco Corp., 8.13%, 02/15/30	1,530	1,780,369
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	4,281	4,091,951
2.83%, 01/10/30 (Call 10/10/29)	4,589	4,051,032
2.99%, 06/29/41 (Call 12/29/40)	2,353	1,750,303
3.13%, 05/29/50 (Call 11/29/49)	7,916	5,647,274
3.39%, 06/29/60 (Call 12/29/59)	1,010	722,807
3.45%, 02/19/29 (Call 11/19/28)	5,099	4,714,943
3.46%, 07/12/49 (Call 01/12/49)	5,555	4,249,964
3.75%, 04/10/24	5,986	5,882,442
TotalEnergies Capital SA, 3.88%, 10/11/28	4,272	4,102,316
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	1,540	1,353,167
2.80%, 12/01/31 (Call 09/01/31)	2,035	1,653,946
3.40%, 09/15/26 (Call 06/15/26)	15	14,102
3.65%, 12/01/51 (Call 06/01/51)	4,905	3,485,346
4.00%, 06/01/52 (Call 12/01/51)(b)	1,365	1,028,951
4.35%, 06/01/28 (Call 03/01/28)	2,726	2,613,171
4.90%, 03/15/45(b)	3,036	2,721,228
6.63%, 06/15/37	4,705	5,001,462

66	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.50%, 04/15/32	$2,718	$3,073,243

		772,704,518

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	3,719	3,506,682
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	3,585	3,205,098
3.14%, 11/07/29 (Call 08/07/29)	1,840	1,622,218
3.34%, 12/15/27 (Call 09/15/27)	5,181	4,782,892
4.08%, 12/15/47 (Call 06/15/47)	5,583	4,407,443
4.49%, 05/01/30 (Call 02/01/30)	2,134	2,024,675
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(b)	1,443	1,248,065
3.80%, 11/15/25 (Call 08/15/25)	1,881	1,817,949
4.50%, 11/15/41 (Call 05/15/41)	2,190	1,834,213
4.75%, 08/01/43 (Call 02/01/43)	3,565	3,062,121
4.85%, 11/15/35 (Call 05/15/35)	4,797	4,471,955
5.00%, 11/15/45 (Call 05/15/45)(b)	5,646	4,980,788
6.70%, 09/15/38	3,061	3,282,249
7.45%, 09/15/39	3,761	4,272,910
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	2,422	2,139,135
3.95%, 12/01/42 (Call 06/01/42)	4,491	3,255,391
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	3,530	3,229,209
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	3,028	2,605,412

		55,748,405

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	2,069	1,954,853
4.50%, 05/15/28 (Call 02/15/28)	900	863,406
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,415	1,999,862
2.69%, 05/25/31 (Call 02/25/31)	3,275	2,655,337
4.00%, 05/17/25 (Call 04/17/25)	1,860	1,796,686
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	1,025	864,126
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	1,585	1,512,993
1.57%, 01/15/26 (Call 12/15/25)	2,811	2,507,328
1.65%, 01/15/27 (Call 12/15/26)	2,635	2,263,808
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	1,144	985,041
3.05%, 10/01/51 (Call 04/01/51)	1,155	755,659
3.40%, 12/15/27 (Call 09/15/27)	1,394	1,289,380
3.65%, 09/15/24 (Call 06/15/24)	1,453	1,418,317
4.05%, 12/15/49 (Call 06/15/49)	2,302	1,814,736
Sonoco Products Co.
1.80%, 02/01/25 (Call 03/31/23)	3,327	3,112,242
2.25%, 02/01/27 (Call 01/01/27)	2,860	2,563,876
2.85%, 02/01/32 (Call 11/01/31)	2,883	2,364,146
3.13%, 05/01/30 (Call 02/01/30)	1,500	1,290,975
5.75%, 11/01/40 (Call 05/01/40)	65	65,059
WestRock MWV LLC
7.95%, 02/15/31	1,803	2,048,190
8.20%, 01/15/30	486	557,019
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	3,303	3,176,693
3.00%, 06/15/33 (Call 03/15/33)	2,490	2,006,317

Security	Par (000)	Value

Packaging & Containers (continued)
3.38%, 09/15/27 (Call 06/15/27)	$1,236	$1,142,361
3.75%, 03/15/25 (Call 01/15/25)	2,419	2,344,543
3.90%, 06/01/28 (Call 03/01/28)	2,711	2,517,787
4.00%, 03/15/28 (Call 12/15/27)	2,887	2,698,479
4.20%, 06/01/32 (Call 03/01/32)	2,111	1,909,146
4.65%, 03/15/26 (Call 01/15/26)	5,647	5,532,818
4.90%, 03/15/29 (Call 12/15/28)	2,894	2,775,693

		58,786,876

Pharmaceuticals — 1.3%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	13,210	12,603,265
2.95%, 11/21/26 (Call 09/21/26)	6,229	5,747,187
3.20%, 05/14/26 (Call 02/14/26)	8,108	7,622,898
3.20%, 11/21/29 (Call 08/21/29)	18,619	16,460,872
3.60%, 05/14/25 (Call 02/14/25)	13,279	12,777,851
3.80%, 03/15/25 (Call 12/15/24)	10,341	10,031,494
3.85%, 06/15/24 (Call 03/15/24)	5,110	5,014,239
4.05%, 11/21/39 (Call 05/21/39)	12,556	10,614,968
4.25%, 11/14/28 (Call 08/14/28)	4,686	4,482,159
4.25%, 11/21/49 (Call 05/21/49)	18,488	15,386,083
4.30%, 05/14/36 (Call 11/14/35)	6,170	5,542,264
4.40%, 11/06/42	9,172	7,955,426
4.45%, 05/14/46 (Call 11/14/45)	8,053	6,894,254
4.50%, 05/14/35 (Call 11/14/34)	6,201	5,750,931
4.55%, 03/15/35 (Call 09/15/34)	6,357	5,910,421
4.63%, 10/01/42 (Call 04/01/42)	1,893	1,674,642
4.70%, 05/14/45 (Call 11/14/44)	8,743	7,745,773
4.75%, 03/15/45 (Call 09/15/44)	4,069	3,643,912
4.85%, 06/15/44 (Call 12/15/43)	4,628	4,203,751
4.88%, 11/14/48 (Call 05/14/48)	6,960	6,374,594
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	3,062	2,543,113
2.80%, 05/15/30 (Call 02/15/30)	1,457	1,242,049
3.25%, 03/01/25 (Call 12/01/24)	2,077	1,989,953
3.40%, 05/15/24 (Call 02/15/24)	2,686	2,620,005
3.45%, 12/15/27 (Call 09/15/27)	4,304	4,004,829
4.25%, 03/01/45 (Call 09/01/44)	2,120	1,765,748
4.30%, 12/15/47 (Call 06/15/47)	2,325	1,952,326
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 03/31/23)	969	916,994
1.20%, 05/28/26 (Call 04/28/26)	5,080	4,498,899
1.75%, 05/28/28 (Call 03/28/28)	5,584	4,781,356
2.25%, 05/28/31 (Call 02/28/31)	1,782	1,483,604
4.88%, 03/03/28 (Call 02/03/28)	4,200	4,191,516
4.88%, 03/03/33 (Call 12/03/32)	4,200	4,188,492
4.90%, 03/03/30 (Call 01/03/30)	4,200	4,182,780
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	5,125	4,492,677
1.38%, 08/06/30 (Call 05/06/30)	6,571	5,185,242
2.13%, 08/06/50 (Call 02/06/50)	3,469	2,068,634
3.00%, 05/28/51 (Call 11/28/50)	2,955	2,119,621
3.13%, 06/12/27 (Call 03/12/27)	3,131	2,931,148
3.38%, 11/16/25	7,656	7,351,751
4.00%, 01/17/29 (Call 10/17/28)	2,815	2,699,191
4.00%, 09/18/42	3,434	2,999,256
4.38%, 11/16/45	2,169	1,966,264
4.38%, 08/17/48 (Call 02/17/48)	2,387	2,159,089
6.45%, 09/15/37	9,937	11,205,458
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	5,110	4,018,862

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.82%, 05/20/30 (Call 02/20/30)	$2,757	$2,360,350
3.36%, 06/06/24 (Call 04/06/24)	3,105	3,025,605
3.70%, 06/06/27 (Call 03/06/27)	5,123	4,834,729
3.73%, 12/15/24 (Call 09/15/24)	2,387	2,320,045
3.79%, 05/20/50 (Call 11/20/49)	2,042	1,570,114
4.30%, 08/22/32 (Call 05/22/32)	1,715	1,593,286
4.67%, 06/06/47 (Call 12/06/46)	2,812	2,471,551
4.69%, 02/13/28 (Call 01/13/28)	3,130	3,061,265
4.69%, 12/15/44 (Call 06/15/44)	4,567	4,050,107
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,421	1,273,387
1.13%, 11/13/27 (Call 09/13/27)	1,741	1,478,492
1.45%, 11/13/30 (Call 08/13/30)	1,890	1,490,756
2.35%, 11/13/40 (Call 05/13/40)	789	538,745
2.55%, 11/13/50 (Call 05/13/50)	5,762	3,643,889
2.90%, 07/26/24 (Call 06/26/24)	5,867	5,687,118
2.95%, 03/15/32 (Call 12/15/31)	3,095	2,671,573
3.20%, 06/15/26 (Call 04/15/26)	5,302	5,019,509
3.25%, 08/01/42	3,363	2,582,246
3.40%, 07/26/29 (Call 04/26/29)	6,852	6,279,241
3.45%, 11/15/27 (Call 08/15/27)(b)	1,550	1,463,277
3.55%, 03/15/42 (Call 09/15/41)	2,145	1,740,710
3.63%, 05/15/24 (Call 02/15/24)	660	647,625
3.70%, 03/15/52 (Call 09/15/51)	6,605	5,212,072
3.90%, 02/20/28 (Call 11/20/27)	10,123	9,703,705
3.90%, 03/15/62 (Call 09/15/61)	4,107	3,215,740
4.13%, 06/15/39 (Call 12/15/38)	10,591	9,459,775
4.25%, 10/26/49 (Call 04/26/49)	12,772	11,026,962
4.35%, 11/15/47 (Call 05/15/47)	4,969	4,374,708
4.55%, 02/20/48 (Call 08/20/47)	4,511	4,100,048
4.63%, 05/15/44 (Call 11/15/43)	815	754,087
5.00%, 08/15/45 (Call 02/15/45)	120	116,746
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	3,578	3,465,615
3.41%, 06/15/27 (Call 03/15/27)	2,125	1,980,351
3.50%, 11/15/24 (Call 08/15/24)	2,154	2,079,515
3.75%, 09/15/25 (Call 06/15/25)	2,467	2,371,206
4.37%, 06/15/47 (Call 12/15/46)	2,049	1,646,023
4.50%, 11/15/44 (Call 05/15/44)	1,375	1,140,549
4.60%, 03/15/43	1,550	1,310,076
4.90%, 09/15/45 (Call 03/15/45)	1,902	1,646,847
Cigna Group (The)
0.61%, 03/15/24 (Call 03/31/23)	2,813	2,678,623
1.25%, 03/15/26 (Call 02/15/26)	2,840	2,522,147
2.38%, 03/15/31 (Call 12/15/30)	2,621	2,134,071
2.40%, 03/15/30 (Call 12/15/29)	7,985	6,654,220
3.05%, 10/15/27 (Call 07/15/27)	3,189	2,915,256
3.20%, 03/15/40 (Call 09/15/39)	2,270	1,693,420
3.25%, 04/15/25 (Call 01/15/25)	4,414	4,234,129
3.40%, 03/01/27 (Call 12/01/26)	6,116	5,726,288
3.40%, 03/15/50 (Call 09/15/49)	5,742	4,039,612
3.40%, 03/15/51 (Call 09/15/50)	2,870	2,019,045
3.50%, 06/15/24 (Call 03/17/24)	3,313	3,232,925
3.88%, 10/15/47 (Call 04/15/47)	4,846	3,705,252
4.13%, 11/15/25 (Call 09/15/25)	8,200	7,974,254
4.38%, 10/15/28 (Call 07/15/28)	9,338	8,966,534
4.50%, 02/25/26 (Call 11/27/25)	6,165	6,027,829
4.80%, 08/15/38 (Call 02/15/38)	8,584	7,889,469
4.80%, 07/15/46 (Call 01/16/46)	3,799	3,344,526
4.90%, 12/15/48 (Call 06/15/48)	10,108	9,096,189

Security	Par (000)	Value

Pharmaceuticals (continued)
5.40%, 03/15/33 (Call 12/15/32)	$2,560	$2,557,594
6.13%, 11/15/41	2,453	2,625,495
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	8,691	7,321,559
1.75%, 08/21/30 (Call 05/21/30)	5,200	4,057,612
1.88%, 02/28/31 (Call 11/28/30)	5,400	4,192,452
2.13%, 09/15/31 (Call 06/15/31)	4,190	3,283,033
2.63%, 08/15/24 (Call 07/15/24)	3,865	3,723,193
2.70%, 08/21/40 (Call 02/21/40)	5,659	3,827,578
2.88%, 06/01/26 (Call 03/01/26)	6,195	5,761,908
3.00%, 08/15/26 (Call 06/15/26)	3,795	3,524,075
3.25%, 08/15/29 (Call 05/15/29)	6,978	6,162,411
3.38%, 08/12/24 (Call 05/12/24)	4,107	3,991,224
3.63%, 04/01/27 (Call 02/01/27)	3,798	3,577,830
3.75%, 04/01/30 (Call 01/01/30)	3,618	3,269,695
3.88%, 07/20/25 (Call 04/20/25)	10,848	10,511,278
4.10%, 03/25/25 (Call 01/25/25)	3,683	3,609,745
4.13%, 04/01/40 (Call 10/01/39)	3,521	2,884,403
4.25%, 04/01/50 (Call 10/01/49)	3,748	2,991,616
4.30%, 03/25/28 (Call 12/25/27)	11,380	10,877,573
4.78%, 03/25/38 (Call 09/25/37)	15,900	14,432,112
4.88%, 07/20/35 (Call 01/20/35)	3,449	3,241,991
5.00%, 02/20/26 (Call 01/20/26)	3,005	2,988,653
5.05%, 03/25/48 (Call 09/25/47)	26,599	23,844,408
5.13%, 02/21/30 (Call 12/21/29)	3,419	3,356,501
5.13%, 07/20/45 (Call 01/20/45)	11,344	10,220,717
5.25%, 02/21/33 (Call 11/21/32)	3,385	3,331,111
5.30%, 12/05/43 (Call 06/05/43)	3,058	2,849,444
5.63%, 02/21/53 (Call 08/21/52)	3,295	3,188,802
6.13%, 09/15/39	2,453	2,496,271
6.25%, 06/01/27	1,075	1,118,548
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	4,807	3,021,680
2.50%, 09/15/60 (Call 03/15/60)	2,430	1,473,017
2.75%, 06/01/25 (Call 03/01/25)	3,489	3,316,050
3.10%, 05/15/27 (Call 02/15/27)	4,645	4,347,674
3.38%, 03/15/29 (Call 12/15/28)	5,505	5,111,007
3.70%, 03/01/45 (Call 09/01/44)	75	63,466
3.95%, 05/15/47 (Call 11/15/46)	1,458	1,294,252
3.95%, 03/15/49 (Call 09/15/48)	70	61,965
4.15%, 03/15/59 (Call 09/15/58)	1,205	1,050,796
4.70%, 02/27/33 (Call 11/27/32)	1,675	1,665,754
4.88%, 02/27/53 (Call 08/27/52)	2,150	2,144,001
4.95%, 02/27/63 (Call 08/27/62)	725	720,694
5.50%, 03/15/27	130	134,056
5.55%, 03/15/37	1,365	1,445,590
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	4,597	4,460,331
3.88%, 05/15/28	7,323	6,977,281
4.20%, 03/18/43	3,734	3,239,618
5.38%, 04/15/34	2,176	2,236,906
6.38%, 05/15/38	7,213	8,151,988
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	5,282	5,146,411
3.38%, 06/01/29 (Call 03/01/29)	4,418	4,038,096
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	2,302	2,081,560
0.95%, 09/01/27 (Call 07/01/27)	2,271	1,945,089
1.30%, 09/01/30 (Call 06/01/30)	2,873	2,305,640
2.10%, 09/01/40 (Call 03/01/40)	3,476	2,384,258

68	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.25%, 09/01/50 (Call 03/01/50)	$2,991	$1,899,046
2.45%, 03/01/26 (Call 12/01/25)	3,965	3,714,015
2.45%, 09/01/60 (Call 03/01/60)	3,913	2,395,265
2.63%, 01/15/25 (Call 11/15/24)	4,809	4,617,890
2.90%, 01/15/28 (Call 10/15/27)	7,091	6,594,346
2.95%, 03/03/27 (Call 12/03/26)	4,245	3,997,644
3.40%, 01/15/38 (Call 07/15/37)	3,800	3,231,748
3.50%, 01/15/48 (Call 07/15/47)	2,780	2,288,329
3.55%, 03/01/36 (Call 09/01/35)	4,276	3,783,234
3.63%, 03/03/37 (Call 09/03/36)	6,051	5,347,813
3.70%, 03/01/46 (Call 09/01/45)	6,629	5,576,050
3.75%, 03/03/47 (Call 09/03/46)	3,641	3,092,265
4.38%, 12/05/33 (Call 06/05/33)	3,703	3,658,379
4.50%, 09/01/40	2,122	2,039,475
4.50%, 12/05/43 (Call 06/05/43)	2,043	1,980,055
4.85%, 05/15/41	1,172	1,167,746
4.95%, 05/15/33	719	753,016
5.85%, 07/15/38	1,893	2,101,363
5.95%, 08/15/37	3,489	3,872,999
6.95%, 09/01/29	903	1,070,371
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	2,515	2,249,793
1.30%, 08/15/26 (Call 07/15/26)	2,852	2,506,452
3.80%, 03/15/24 (Call 12/15/23)	5,036	4,956,079
3.95%, 02/16/28 (Call 11/16/27)(b)	2,437	2,305,670
5.25%, 02/15/26 (Call 02/15/24)	815	810,102
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	4,486	4,368,242
4.60%, 06/01/44 (Call 12/01/43)	2,888	2,593,308
5.90%, 11/01/39	775	811,053
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	3,940	3,487,215
1.45%, 06/24/30 (Call 03/24/30)	1,349	1,079,213
1.70%, 06/10/27 (Call 05/10/27)	6,405	5,655,999
1.90%, 12/10/28 (Call 10/10/28)	4,910	4,211,552
2.15%, 12/10/31 (Call 09/10/31)	7,090	5,777,216
2.35%, 06/24/40 (Call 12/24/39)	3,661	2,542,089
2.45%, 06/24/50 (Call 12/24/49)	5,200	3,307,928
2.75%, 02/10/25 (Call 11/10/24)	10,496	10,068,393
2.75%, 12/10/51 (Call 06/10/51)	4,055	2,706,226
2.90%, 03/07/24 (Call 02/07/24)	4,265	4,165,625
2.90%, 12/10/61 (Call 06/10/61)	4,931	3,162,497
3.40%, 03/07/29 (Call 12/07/28)	7,221	6,704,193
3.60%, 09/15/42 (Call 03/15/42)	2,395	1,950,560
3.70%, 02/10/45 (Call 08/10/44)	7,219	5,935,678
3.90%, 03/07/39 (Call 09/07/38)	4,780	4,180,301
4.00%, 03/07/49 (Call 09/07/48)	5,458	4,660,968
4.15%, 05/18/43	4,082	3,642,083
6.50%, 12/01/33	1,173	1,328,634
6.55%, 09/15/37	115	130,899
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	725	763,121
5.95%, 12/01/28	915	969,369
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	3,540	3,314,679
5.20%, 04/15/48 (Call 10/15/47)	3,110	2,372,619
5.40%, 11/29/43 (Call 05/29/43)	1,774	1,431,174
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	3,570	3,353,087
2.00%, 02/14/27 (Call 12/14/26)	4,776	4,322,232

Security	Par (000)	Value

Pharmaceuticals (continued)
2.20%, 08/14/30 (Call 05/14/30)	$1,918	$1,621,132
2.75%, 08/14/50 (Call 02/14/50)	5,123	3,555,106
3.00%, 11/20/25 (Call 08/20/25)	5,846	5,565,100
3.10%, 05/17/27 (Call 02/17/27)	1,409	1,324,263
3.40%, 05/06/24	5,073	4,968,851
3.70%, 09/21/42	1,980	1,673,140
4.00%, 11/20/45 (Call 05/20/45)	4,306	3,758,707
4.40%, 05/06/44	6,448	5,976,393
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,572	4,190,284
1.70%, 05/28/30 (Call 02/28/30)	4,391	3,590,126
1.75%, 08/18/31 (Call 05/18/31)	4,135	3,283,603
2.55%, 05/28/40 (Call 11/28/39)	4,800	3,457,968
2.63%, 04/01/30 (Call 01/01/30)	5,043	4,402,640
2.70%, 05/28/50 (Call 11/28/49)	3,210	2,193,104
2.75%, 06/03/26	3,862	3,628,349
2.95%, 03/15/24 (Call 02/15/24)	2,917	2,849,267
3.00%, 12/15/26	7,168	6,743,081
3.40%, 05/15/24	3,571	3,497,866
3.45%, 03/15/29 (Call 12/15/28)	6,293	5,863,566
3.60%, 09/15/28 (Call 06/15/28)	2,758	2,621,865
3.90%, 03/15/39 (Call 09/15/38)	3,403	2,973,405
4.00%, 12/15/36	4,087	3,735,355
4.00%, 03/15/49 (Call 09/15/48)	5,242	4,531,080
4.10%, 09/15/38 (Call 03/15/38)	3,052	2,751,958
4.13%, 12/15/46	1,922	1,682,903
4.20%, 09/15/48 (Call 03/15/48)(b)	2,570	2,287,737
4.30%, 06/15/43	2,483	2,257,072
4.40%, 05/15/44	3,934	3,631,515
5.60%, 09/15/40	2,224	2,319,810
7.20%, 03/15/39	8,773	10,687,093
Pharmacia LLC, 6.60%, 12/01/28	3,749	4,093,158
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	5,336	5,067,386
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	9,133	8,500,722
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	10,083	8,218,149
3.03%, 07/09/40 (Call 01/09/40)	5,386	3,957,687
3.18%, 07/09/50 (Call 01/09/50)	7,535	5,151,529
3.38%, 07/09/60 (Call 01/09/60)	2,976	1,990,379
5.00%, 11/26/28 (Call 08/26/28)	6,451	6,363,782
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	7,042	6,587,228
5.25%, 06/15/46 (Call 12/15/45)	3,567	2,782,046
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	3,707	3,373,370
2.30%, 06/22/27 (Call 04/22/27)	4,038	3,491,053
2.70%, 06/22/30 (Call 03/22/30)	3,885	3,079,445
3.85%, 06/22/40 (Call 12/22/39)	5,631	3,842,932
4.00%, 06/22/50 (Call 12/22/49)	7,311	4,712,744
Wyeth LLC
5.95%, 04/01/37	6,331	6,795,949
6.00%, 02/15/36	1,764	1,886,298
6.50%, 02/01/34	3,449	3,846,497
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	4,165	3,411,760
3.00%, 09/12/27 (Call 06/15/27)	3,381	3,120,494
3.00%, 05/15/50 (Call 11/15/49)	520	354,396
3.90%, 08/20/28 (Call 05/20/28)	1,859	1,760,324
3.95%, 09/12/47 (Call 03/12/47)	3,044	2,473,220

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.45%, 08/20/48 (Call 02/20/48)	$1,994	$1,729,576
4.50%, 11/13/25 (Call 08/13/25)	4,246	4,164,647
4.70%, 02/01/43 (Call 08/01/42)	3,415	3,074,695
5.40%, 11/14/25 (Call 10/14/25)	355	357,105
5.60%, 11/16/32 (Call 08/16/32)	835	864,075

		1,074,571,570

Pipelines — 0.8%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	1,647	1,400,526
3.60%, 09/01/32 (Call 06/01/32)	955	802,200
4.45%, 07/15/27 (Call 04/15/27)	922	878,426
4.80%, 05/03/29 (Call 02/03/29)(b)	2,351	2,228,348
4.95%, 12/15/24 (Call 09/15/24)	1,763	1,734,933
5.95%, 06/01/26 (Call 03/01/26)	2,024	2,038,795
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	3,750	2,961,563
3.70%, 11/15/29 (Call 05/18/29)	5,358	4,827,237
5.13%, 06/30/27 (Call 01/01/27)	3,427	3,382,038
5.88%, 03/31/25 (Call 10/02/24)	6,358	6,379,808
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	625	579,113
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	1,365	1,093,665
4.00%, 03/01/31 (Call 03/01/26)	1,630	1,407,913
4.50%, 10/01/29 (Call 10/01/24)	1,270	1,151,306
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	6,650	6,508,222
5.80%, 06/01/45 (Call 12/01/44)	2,517	2,488,961
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	810	672,025
5.13%, 05/15/29 (Call 02/15/29)	380	365,720
5.38%, 07/15/25 (Call 04/15/25)	224	221,711
5.60%, 04/01/44 (Call 10/01/43)	285	266,358
5.63%, 07/15/27 (Call 04/15/27)	90	89,117
8.13%, 08/16/30	105	116,445
Eastern Gas Transmission and Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	2,585	2,231,811
4.60%, 12/15/44 (Call 06/15/44)	2,001	1,671,015
4.80%, 11/01/43 (Call 05/01/43)	1,858	1,618,318
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,210	2,089,157
5.88%, 10/15/25 (Call 07/15/25)	2,737	2,766,970
7.38%, 10/15/45 (Call 04/15/45)	2,834	3,208,371
Series B, 7.50%, 04/15/38	1,985	2,223,478
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	2,560	2,249,114
2.50%, 01/15/25 (Call 12/15/24)	2,852	2,699,133
2.50%, 02/14/25	1,115	1,053,196
2.50%, 08/01/33 (Call 05/01/33)	4,470	3,452,405
3.13%, 11/15/29 (Call 08/15/29)	3,880	3,381,032
3.40%, 08/01/51 (Call 02/01/51)	2,280	1,565,015
3.50%, 06/10/24 (Call 03/10/24)	2,518	2,452,230
3.70%, 07/15/27 (Call 04/15/27)	3,327	3,116,833
4.00%, 11/15/49 (Call 05/15/49)	1,763	1,366,730
4.25%, 12/01/26 (Call 09/01/26)	3,651	3,498,790
4.50%, 06/10/44 (Call 12/10/43)	1,473	1,233,446
5.50%, 12/01/46 (Call 05/29/46)	996	943,312
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,350	4,105,486
3.75%, 05/15/30 (Call 02/15/30)	4,166	3,697,283
3.90%, 05/15/24 (Call 02/15/24)	2,231	2,179,732

Security	Par (000)	Value

Pipelines (continued)
3.90%, 07/15/26 (Call 04/15/26)	$2,524	$2,382,252
4.00%, 10/01/27 (Call 07/01/27)	2,715	2,533,258
4.05%, 03/15/25 (Call 12/15/24)	4,071	3,950,824
4.15%, 09/15/29 (Call 06/15/29)	2,722	2,481,702
4.20%, 04/15/27 (Call 01/15/27)	2,367	2,240,792
4.25%, 04/01/24 (Call 01/01/24)	2,049	2,015,724
4.40%, 03/15/27 (Call 12/15/26)	2,867	2,737,928
4.50%, 04/15/24 (Call 03/15/24)	2,917	2,877,971
4.75%, 01/15/26 (Call 10/15/25)	3,957	3,872,043
4.90%, 03/15/35 (Call 09/15/34)	1,270	1,139,038
4.95%, 05/15/28 (Call 02/15/28)	1,853	1,785,551
4.95%, 06/15/28 (Call 03/15/28)	4,049	3,912,954
4.95%, 01/15/43 (Call 07/15/42)	1,614	1,314,974
5.00%, 05/15/44 (Call 11/15/43)	1,895	1,563,072
5.00%, 05/15/50 (Call 11/15/49)	7,099	5,829,060
5.15%, 02/01/43 (Call 08/01/42)	2,326	1,955,468
5.15%, 03/15/45 (Call 09/15/44)	1,283	1,074,513
5.25%, 04/15/29 (Call 01/15/29)	4,452	4,340,834
5.30%, 04/01/44 (Call 10/01/43)	2,664	2,286,778
5.30%, 04/15/47 (Call 10/15/46)	3,740	3,176,120
5.35%, 05/15/45 (Call 11/15/44)	3,503	2,988,374
5.40%, 10/01/47 (Call 04/01/47)	5,648	4,859,087
5.50%, 06/01/27 (Call 03/01/27)	2,883	2,864,981
5.55%, 02/15/28 (Call 01/15/28)	2,515	2,506,977
5.75%, 02/15/33 (Call 11/15/32)	3,650	3,597,440
5.95%, 12/01/25 (Call 09/01/25)	2,163	2,183,678
5.95%, 10/01/43 (Call 04/01/43)	1,403	1,303,415
6.00%, 06/15/48 (Call 12/15/47)	4,050	3,726,526
6.05%, 06/01/41 (Call 12/01/40)	2,129	2,041,605
6.10%, 02/15/42	1,735	1,629,980
6.13%, 12/15/45 (Call 06/15/45)	3,623	3,387,940
6.25%, 04/15/49 (Call 10/15/48)	6,404	6,087,322
6.50%, 02/01/42 (Call 08/01/41)	907	902,383
6.63%, 10/15/36	1,530	1,551,741
7.50%, 07/01/38	2,585	2,802,709
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,801	1,684,007
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	3,836	3,289,408
3.13%, 07/31/29 (Call 04/30/29)	4,991	4,405,406
3.20%, 02/15/52 (Call 08/15/51)	4,155	2,769,266
3.30%, 02/15/53 (Call 08/15/52)	1,855	1,259,471
3.70%, 02/15/26 (Call 11/15/25)	4,157	3,992,466
3.70%, 01/31/51 (Call 07/31/50)	4,157	3,057,972
3.75%, 02/15/25 (Call 11/15/24)	6,393	6,207,859
3.95%, 02/15/27 (Call 11/15/26)	3,614	3,451,515
3.95%, 01/31/60 (Call 07/31/59)	3,157	2,323,868
4.15%, 10/16/28 (Call 07/16/28)	4,321	4,082,135
4.20%, 01/31/50 (Call 07/31/49)	4,545	3,645,999
4.25%, 02/15/48 (Call 08/15/47)	4,215	3,422,369
4.45%, 02/15/43 (Call 08/15/42)	3,131	2,674,312
4.80%, 02/01/49 (Call 08/01/48)	4,653	4,074,539
4.85%, 08/15/42 (Call 02/15/42)	3,169	2,841,516
4.85%, 03/15/44 (Call 09/15/43)	5,172	4,601,425
4.90%, 05/15/46 (Call 11/15/45)	2,537	2,227,917
4.95%, 10/15/54 (Call 04/15/54)	1,787	1,561,767
5.05%, 01/10/26	3,715	3,709,167
5.10%, 02/15/45 (Call 08/15/44)	4,349	3,978,900
5.35%, 01/31/33 (Call 10/31/32)	4,020	4,017,387
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	2,450	2,049,474

70	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.70%, 02/15/42	$1,062	$1,045,762
5.95%, 02/01/41	3,064	3,102,514
6.13%, 10/15/39	1,977	2,066,657
6.45%, 09/01/40	1,955	2,074,509
7.55%, 04/15/38	1,709	1,930,401
Series D, 6.88%, 03/01/33	1,015	1,127,888
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	4,591	4,106,328
Series H, 6.65%, 10/15/34	1,515	1,615,520
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	2,569	2,520,163
4.30%, 05/01/24 (Call 02/01/24)	3,067	3,023,326
4.70%, 11/01/42 (Call 05/01/42)	1,732	1,439,933
5.00%, 08/15/42 (Call 02/15/42)	2,295	1,961,169
5.00%, 03/01/43 (Call 09/01/42)	2,440	2,063,142
5.40%, 09/01/44 (Call 03/01/44)	2,245	2,011,296
5.50%, 03/01/44 (Call 09/01/43)	2,685	2,416,822
5.63%, 09/01/41	1,672	1,523,744
5.80%, 03/15/35	1,266	1,234,793
6.38%, 03/01/41	2,301	2,295,224
6.50%, 02/01/37	1,047	1,057,512
6.50%, 09/01/39	2,182	2,222,651
6.55%, 09/15/40	1,628	1,629,579
6.95%, 01/15/38	4,488	4,786,048
7.30%, 08/15/33	1,060	1,153,407
7.40%, 03/15/31	886	955,640
7.50%, 11/15/40	1,634	1,795,096
7.75%, 03/15/32	851	940,883
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	3,350	2,936,309
2.00%, 02/15/31 (Call 11/15/30)	695	539,306
3.25%, 08/01/50 (Call 02/01/50)	2,402	1,519,721
3.60%, 02/15/51 (Call 08/15/50)	1,385	936,786
4.30%, 06/01/25 (Call 03/01/25)	7,045	6,881,697
4.30%, 03/01/28 (Call 12/01/27)	5,366	5,120,613
4.80%, 02/01/33 (Call 11/01/32)	3,415	3,167,139
5.05%, 02/15/46 (Call 08/15/45)	3,033	2,559,761
5.20%, 06/01/33 (Call 03/01/33)	2,115	2,013,945
5.20%, 03/01/48 (Call 09/01/47)	2,938	2,550,919
5.30%, 12/01/34 (Call 06/01/34)	3,023	2,835,060
5.45%, 08/01/52 (Call 02/01/52)	3,010	2,684,077
5.55%, 06/01/45 (Call 12/01/44)	6,210	5,627,191
7.75%, 01/15/32	4,699	5,243,097
7.80%, 08/01/31	1,305	1,450,207
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	1,337	1,166,760
3.95%, 03/01/50 (Call 09/01/49)	3,274	2,407,110
4.20%, 10/03/47 (Call 04/03/47)	2,233	1,706,727
4.25%, 09/15/46 (Call 03/15/46)	2,168	1,667,430
4.85%, 02/01/49 (Call 08/01/48)	2,018	1,708,641
5.00%, 03/01/26 (Call 12/01/25)	3,504	3,465,806
5.15%, 10/15/43 (Call 04/15/43)	2,211	1,944,597
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	6,533	5,843,050
2.65%, 08/15/30 (Call 05/15/30)	5,213	4,279,664
4.00%, 02/15/25 (Call 11/15/24)	2,190	2,125,505
4.00%, 03/15/28 (Call 12/15/27)	4,140	3,877,607
4.13%, 03/01/27 (Call 12/01/26)	4,377	4,175,702
4.25%, 12/01/27 (Call 09/01/27)	2,575	2,435,693
4.50%, 04/15/38 (Call 10/15/37)	6,935	5,924,987

Security	Par (000)	Value

Pipelines (continued)
4.70%, 04/15/48 (Call 10/15/47)	$4,864	$3,916,250
4.80%, 02/15/29 (Call 11/15/28)	3,145	3,022,093
4.88%, 12/01/24 (Call 09/01/24)	4,784	4,720,995
4.88%, 06/01/25 (Call 03/01/25)	4,417	4,348,978
4.90%, 04/15/58 (Call 10/15/57)	981	785,447
4.95%, 09/01/32 (Call 06/01/32)	3,565	3,353,489
4.95%, 03/14/52 (Call 09/14/51)	5,010	4,167,819
5.00%, 03/01/33 (Call 12/01/32)	1,885	1,768,469
5.20%, 03/01/47 (Call 09/01/46)	3,678	3,184,780
5.20%, 12/01/47 (Call 06/01/47)	1,741	1,498,165
5.50%, 02/15/49 (Call 08/15/48)	5,106	4,571,708
5.65%, 03/01/53 (Call 09/01/52)	775	713,713
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,584	2,449,994
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,420	1,301,913
2.75%, 09/01/24 (Call 08/01/24)	1,221	1,167,911
3.10%, 03/15/30 (Call 12/15/29)	1,688	1,431,390
3.40%, 09/01/29 (Call 06/01/29)	2,708	2,349,650
4.00%, 07/13/27 (Call 04/13/27)	2,221	2,089,339
4.35%, 03/15/29 (Call 12/15/28)	2,488	2,312,297
4.45%, 09/01/49 (Call 03/01/49)	2,558	1,922,516
4.50%, 03/15/50 (Call 09/15/49)	1,201	915,174
4.55%, 07/15/28 (Call 04/15/28)	3,191	3,031,386
4.90%, 03/15/25 (Call 12/15/24)	2,958	2,917,032
4.95%, 07/13/47 (Call 01/06/47)	2,955	2,423,543
5.20%, 07/15/48 (Call 01/15/48)	3,849	3,270,303
5.85%, 01/15/26 (Call 12/15/25)	1,931	1,946,680
6.00%, 06/15/35	860	828,352
6.10%, 11/15/32 (Call 08/15/32)	365	367,223
6.35%, 01/15/31 (Call 10/15/30)	1,800	1,843,380
7.15%, 01/15/51 (Call 07/15/50)	1,355	1,419,634
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	2,550	2,462,000
6.20%, 09/15/43 (Call 03/15/43)	1,212	1,171,337
6.65%, 10/01/36	2,423	2,455,929
6.85%, 10/15/37	2,005	2,077,280
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	2,753	2,390,815
3.60%, 11/01/24 (Call 08/01/24)	3,829	3,704,711
3.80%, 09/15/30 (Call 06/15/30)	2,129	1,853,614
4.30%, 01/31/43 (Call 07/31/42)	1,537	1,127,743
4.50%, 12/15/26 (Call 09/15/26)	4,115	3,945,009
4.65%, 10/15/25 (Call 07/15/25)	4,688	4,578,020
4.70%, 06/15/44 (Call 12/15/43)	2,665	2,059,432
4.90%, 02/15/45 (Call 08/15/44)	2,511	1,981,104
5.15%, 06/01/42 (Call 12/01/41)	2,034	1,670,809
6.65%, 01/15/37	2,717	2,716,185
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	4,183	3,928,966
4.50%, 05/15/30 (Call 11/15/29)	2,152	2,015,348
5.00%, 03/15/27 (Call 09/15/26)	8,618	8,411,340
5.63%, 03/01/25 (Call 12/01/24)	8,842	8,831,566
5.75%, 05/15/24 (Call 02/15/24)	7,225	7,224,277
5.88%, 06/30/26 (Call 12/31/25)	2,100	2,113,167
5.90%, 09/15/37 (Call 03/15/37)(f)	2,665	2,661,536
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	3,733	3,487,593
3.50%, 03/15/25 (Call 12/15/24)	2,579	2,479,863
4.50%, 03/15/45 (Call 09/15/44)	3,510	2,905,332

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.75%, 03/15/24 (Call 12/15/23)	$3,745	$3,712,718
5.95%, 09/25/43 (Call 03/25/43)	1,441	1,420,595
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	3,585	3,048,039
4.20%, 02/01/33 (Call 12/01/32)	2,595	2,260,816
4.88%, 02/01/31 (Call 02/01/26)	3,585	3,261,525
4.95%, 04/15/52 (Call 10/15/51)	2,250	1,803,375
5.00%, 01/15/28 (Call 01/15/24)	2,240	2,141,821
5.20%, 07/01/27 (Call 06/01/27)	2,870	2,821,669
5.50%, 03/01/30 (Call 03/01/25)	3,550	3,365,436
6.13%, 03/15/33 (Call 12/15/32)	2,850	2,862,882
6.25%, 07/01/52 (Call 01/01/52)	2,755	2,623,972
6.50%, 07/15/27 (Call 07/15/23)	2,555	2,583,156
6.50%, 02/15/53 (Call 08/15/52)	2,915	2,868,389
6.88%, 01/15/29 (Call 01/15/24)	2,730	2,767,128
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	4,370	4,126,897
4.38%, 03/13/25 (Call 12/13/24)	3,918	3,825,222
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	1,713	1,797,074
7.00%, 10/15/28	1,170	1,240,235
7.63%, 04/01/37	180	197,653
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,047	1,177,519
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,272	1,180,581
2.50%, 10/12/31 (Call 07/12/31)	3,894	3,086,891
4.10%, 04/15/30 (Call 01/15/30)	1,340	1,223,206
4.25%, 05/15/28 (Call 02/15/28)	6,214	5,875,710
4.63%, 03/01/34 (Call 12/01/33)	4,549	4,142,137
4.75%, 05/15/38 (Call 11/15/37)	2,240	2,000,790
4.88%, 01/15/26 (Call 10/15/25)	3,345	3,298,438
4.88%, 05/15/48 (Call 11/15/47)	3,660	3,211,613
5.00%, 10/16/43 (Call 04/16/43)	2,781	2,487,410
5.10%, 03/15/49 (Call 09/15/48)	3,941	3,584,537
5.60%, 03/31/34	1,296	1,272,452
5.85%, 03/15/36	2,433	2,411,346
6.10%, 06/01/40	3,066	3,102,915
6.20%, 10/15/37	3,733	3,846,670
7.25%, 08/15/38	2,711	3,004,574
7.63%, 01/15/39	3,049	3,529,400
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	2,334	2,030,043
3.95%, 05/15/50 (Call 11/15/49)	2,339	1,811,556
4.00%, 03/15/28 (Call 12/15/27)	1,814	1,709,242
4.45%, 08/01/42 (Call 02/01/42)	1,568	1,349,468
4.60%, 03/15/48 (Call 09/15/47)	3,220	2,754,613
5.40%, 08/15/41 (Call 02/15/41)	1,862	1,782,772
7.85%, 02/01/26 (Call 11/01/25)	4,472	4,741,170
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	2,166	2,092,551
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	1,645	1,335,000
3.50%, 11/15/30 (Call 08/15/30)	2,479	2,168,431
3.50%, 10/15/51 (Call 04/15/51)	1,465	999,320
3.75%, 06/15/27 (Call 03/15/27)	6,505	6,119,188
3.90%, 01/15/25 (Call 10/15/24)	4,535	4,399,358
4.00%, 09/15/25 (Call 06/15/25)	4,001	3,857,324
4.30%, 03/04/24 (Call 12/04/23)	5,423	5,354,562
4.55%, 06/24/24 (Call 03/24/24)	2,277	2,245,623
4.65%, 08/15/32 (Call 05/15/32)	3,415	3,181,687

Security	Par (000)	Value

Pipelines (continued)
4.85%, 03/01/48 (Call 09/01/47)	$3,256	$2,793,029
4.90%, 01/15/45 (Call 07/15/44)	2,401	2,044,980
5.10%, 09/15/45 (Call 03/15/45)	2,598	2,283,720
5.30%, 08/15/52 (Call 02/15/52)	1,550	1,400,642
5.40%, 03/02/26	1,410	1,410,465
5.40%, 03/04/44 (Call 09/04/43)	2,391	2,204,382
5.65%, 03/15/33 (Call 12/15/32)	3,400	3,401,700
5.75%, 06/24/44 (Call 12/24/43)	2,136	2,034,390
5.80%, 11/15/43 (Call 05/15/43)	1,700	1,639,667
6.30%, 04/15/40	4,904	5,025,815
8.75%, 03/15/32	555	659,168
Series A, 7.50%, 01/15/31	330	361,591

		725,174,407

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,402	1,368,394
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	3,663	2,977,030
4.88%, 03/01/26 (Call 12/01/25)	2,344	2,292,971
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	1,802	1,343,391

		7,981,786

Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	1,665	1,379,469
2.60%, 06/15/33 (Call 03/15/33)	1,251	956,440
2.90%, 10/01/30 (Call 07/01/30)	1,114	929,187
4.80%, 10/01/32 (Call 07/01/32)	195	182,385
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	3,160	2,342,761
2.00%, 05/18/32 (Call 02/18/32)	1,688	1,289,159
2.75%, 12/15/29 (Call 09/15/29)	1,191	1,006,836
2.95%, 03/15/34 (Call 12/15/33)	2,230	1,792,139
3.00%, 05/18/51 (Call 11/18/50)	3,170	2,037,644
3.38%, 08/15/31 (Call 05/15/31)	2,075	1,820,646
3.45%, 04/30/25 (Call 02/28/25)	1,825	1,749,171
3.55%, 03/15/52 (Call 09/15/51)	3,445	2,465,345
3.80%, 04/15/26 (Call 02/15/26)	1,761	1,686,228
3.95%, 01/15/27 (Call 10/15/26)	411	392,554
3.95%, 01/15/28 (Call 10/15/27)	1,447	1,363,942
4.00%, 02/01/50 (Call 08/01/49)	2,710	2,097,838
4.30%, 01/15/26 (Call 10/15/25)	710	689,630
4.50%, 07/30/29 (Call 04/30/29)	1,746	1,662,768
4.70%, 07/01/30 (Call 04/01/30)	1,447	1,396,225
4.75%, 04/15/35 (Call 01/15/35)	605	572,082
4.85%, 04/15/49 (Call 10/15/48)	1,228	1,070,534
4.90%, 12/15/30 (Call 09/15/30)	3,190	3,089,643
5.15%, 04/15/53 (Call 10/15/52)	2,730	2,532,430
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	595	470,401
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	410	322,473
3.38%, 07/15/51 (Call 01/15/51)	1,950	1,267,832
3.63%, 04/15/32 (Call 01/15/32)(b)	155	131,043
4.25%, 02/15/28 (Call 11/15/27)	2,720	2,540,045
4.30%, 04/15/52 (Call 10/15/51)	270	207,338
4.90%, 02/15/29 (Call 11/15/28)	1,466	1,393,668
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	2,815	2,530,460

72	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.45%, 09/15/26 (Call 08/15/26)	$2,247	$1,954,463
1.50%, 01/31/28 (Call 11/30/27)	2,029	1,676,400
1.60%, 04/15/26 (Call 03/15/26)	2,766	2,462,266
1.88%, 10/15/30 (Call 07/15/30)	2,881	2,220,560
2.10%, 06/15/30 (Call 03/15/30)	1,697	1,341,563
2.30%, 09/15/31 (Call 06/15/31)	3,685	2,862,692
2.40%, 03/15/25 (Call 02/15/25)	1,512	1,419,103
2.70%, 04/15/31 (Call 01/15/31)	3,427	2,777,652
2.75%, 01/15/27 (Call 11/15/26)	3,043	2,746,034
2.90%, 01/15/30 (Call 10/15/29)	2,900	2,453,342
2.95%, 01/15/25 (Call 12/15/24)	3,030	2,886,681
2.95%, 01/15/51 (Call 07/15/50)	4,720	2,850,550
3.10%, 06/15/50 (Call 12/15/49)	5,420	3,372,270
3.13%, 01/15/27 (Call 10/15/26)	1,608	1,473,925
3.38%, 05/15/24 (Call 04/15/24)	2,492	2,425,289
3.38%, 10/15/26 (Call 07/15/26)	3,597	3,342,872
3.55%, 07/15/27 (Call 04/15/27)	2,386	2,204,330
3.60%, 01/15/28 (Call 10/15/27)	3,036	2,776,088
3.65%, 03/15/27 (Call 02/15/27)	1,905	1,774,717
3.70%, 10/15/49 (Call 04/15/49)	2,401	1,675,370
3.80%, 08/15/29 (Call 05/15/29)	5,636	5,081,868
3.95%, 03/15/29 (Call 12/15/28)	2,808	2,562,665
4.00%, 06/01/25 (Call 03/01/25)	2,951	2,855,299
4.05%, 03/15/32 (Call 12/15/31)(b)	2,310	2,055,992
4.40%, 02/15/26 (Call 11/15/25)	1,994	1,935,915
5.50%, 03/15/28 (Call 02/15/28)	1,560	1,555,226
5.65%, 03/15/33 (Call 12/15/32)	2,560	2,548,326
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	1,695	1,427,224
2.05%, 01/15/32 (Call 10/15/31)	2,715	2,149,927
2.30%, 03/01/30 (Call 12/01/29)	2,478	2,075,052
2.45%, 01/15/31 (Call 10/15/30)	2,209	1,836,010
2.90%, 10/15/26 (Call 07/15/26)	1,517	1,394,290
2.95%, 05/11/26 (Call 02/11/26)	2,595	2,423,003
3.20%, 01/15/28 (Call 10/15/27)	1,873	1,721,362
3.30%, 06/01/29 (Call 03/01/29)	1,848	1,653,701
3.35%, 05/15/27 (Call 02/15/27)	977	909,147
3.45%, 06/01/25 (Call 03/03/25)	2,227	2,139,145
3.50%, 11/15/24 (Call 08/15/24)	875	846,475
3.50%, 11/15/25 (Call 08/15/25)	510	487,091
3.90%, 10/15/46 (Call 04/15/46)	1,015	792,603
4.15%, 07/01/47 (Call 01/01/47)	980	800,533
4.35%, 04/15/48 (Call 10/15/47)	1,270	1,070,026
5.00%, 02/15/33 (Call 11/15/32)(b)	1,480	1,473,680
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	4,100	2,991,483
2.55%, 04/01/32 (Call 01/01/32)	4,100	3,124,241
2.75%, 10/01/26 (Call 07/01/26)	4,396	3,966,862
2.90%, 03/15/30 (Call 12/15/29)	3,437	2,825,592
3.20%, 01/15/25 (Call 10/15/24)	4,442	4,241,133
3.25%, 01/30/31 (Call 10/30/30)	3,312	2,763,135
3.40%, 06/21/29 (Call 03/21/29)	1,860	1,598,372
3.65%, 02/01/26 (Call 11/03/25)	4,458	4,225,248
4.50%, 12/01/28 (Call 09/01/28)	3,987	3,703,764
6.75%, 12/01/27 (Call 11/01/27)	680	705,942
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	2,347	1,980,657
4.10%, 10/01/24 (Call 07/01/24)	2,332	2,242,381
4.55%, 10/01/29 (Call 07/01/29)	1,783	1,470,957
7.55%, 03/15/28 (Call 02/15/28)	1,300	1,276,392

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	$598	$503,241
2.50%, 08/16/31 (Call 05/16/31)	2,280	1,768,733
3.65%, 06/15/24 (Call 04/15/24)	2,967	2,873,747
3.85%, 02/01/25 (Call 11/01/24)	2,074	1,992,036
3.90%, 03/15/27 (Call 12/15/26)	866	803,509
4.05%, 07/01/30 (Call 04/01/30)	3,717	3,290,177
4.13%, 06/15/26 (Call 03/15/26)	1,933	1,823,515
4.13%, 05/15/29 (Call 02/15/29)	1,954	1,760,476
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	3,067	2,211,644
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	2,680	2,300,914
3.15%, 07/01/29 (Call 04/01/29)	2,378	2,111,379
3.35%, 11/01/49 (Call 05/01/49)	2,140	1,537,997
4.10%, 10/15/28 (Call 07/15/28)	1,157	1,098,618
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	1,435	1,104,075
2.25%, 03/15/26 (Call 02/15/26)	445	397,688
2.75%, 04/15/31 (Call 01/15/31)	1,790	1,350,197
2.90%, 12/01/33 (Call 09/01/33)	1,660	1,169,935
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	4,575	3,110,268
3.25%, 01/15/51 (Call 07/15/50)	3,850	2,526,023
4.75%, 05/15/47 (Call 11/15/46)	1,348	1,139,303
5.00%, 01/11/28 (Call 12/11/27)	1,925	1,896,722
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	5,755	4,978,938
1.35%, 07/15/25 (Call 06/15/25)	2,105	1,911,803
2.10%, 04/01/31 (Call 01/01/31)	3,765	2,949,539
2.25%, 01/15/31 (Call 10/15/30)	3,007	2,406,051
2.50%, 07/15/31 (Call 04/15/31)	250	201,618
2.90%, 03/15/27 (Call 02/15/27)	1,670	1,517,529
3.10%, 11/15/29 (Call 08/15/29)	768	666,179
3.20%, 09/01/24 (Call 07/01/24)	4,021	3,885,171
3.30%, 07/01/30 (Call 04/01/30)	4,260	3,713,314
3.65%, 09/01/27 (Call 06/01/27)	3,185	2,961,668
3.70%, 06/15/26 (Call 03/15/26)	3,959	3,746,085
3.80%, 02/15/28 (Call 11/15/27)	4,261	3,962,347
4.00%, 03/01/27 (Call 12/01/26)	2,480	2,363,068
4.00%, 11/15/49 (Call 05/15/49)	1,573	1,194,898
4.15%, 07/01/50 (Call 01/01/50)	1,938	1,491,136
4.30%, 02/15/29 (Call 11/15/28)	3,055	2,871,761
4.45%, 02/15/26 (Call 11/15/25)	4,440	4,314,570
5.20%, 02/15/49 (Call 08/15/48)	1,603	1,464,036
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,525	1,169,446
2.25%, 12/15/28 (Call 10/15/28)	2,422	2,027,698
2.50%, 02/15/32 (Call 11/15/31)	2,575	2,010,689
3.00%, 02/15/30 (Call 11/15/29)	760	642,071
3.13%, 09/01/26 (Call 06/01/26)	2,447	2,256,207
4.00%, 11/15/25 (Call 08/15/25)	1,301	1,249,025
4.38%, 02/15/29 (Call 11/15/28)(b)	1,616	1,500,618
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	3,824	3,380,378
3.70%, 08/15/27 (Call 05/15/27)(b)	5,935	5,499,846
4.45%, 07/15/28 (Call 04/15/28)	2,140	2,018,555
5.55%, 01/15/28 (Call 12/15/27)	2,940	2,929,534
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,218,375

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 04/01/25 (Call 01/01/25)	$1,000	$964,100
4.50%, 06/01/27 (Call 03/01/27)	1,500	1,335,300
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,368,225
4.95%, 04/15/28 (Call 01/15/28)	1,000	888,050
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,244	2,004,677
1.25%, 07/15/25 (Call 06/15/25)	2,988	2,702,616
1.45%, 05/15/26 (Call 04/15/26)	2,867	2,528,981
1.55%, 03/15/28 (Call 01/15/28)	1,523	1,267,410
1.80%, 07/15/27 (Call 05/15/27)	2,408	2,065,823
2.00%, 05/15/28 (Call 03/15/28)	3,188	2,693,988
2.15%, 07/15/30 (Call 04/15/30)	1,255	1,002,883
2.50%, 05/15/31 (Call 02/15/31)	605	484,024
2.63%, 11/18/24 (Call 10/18/24)	4,552	4,333,686
2.90%, 11/18/26 (Call 09/18/26)	2,528	2,309,480
2.95%, 09/15/51 (Call 03/15/51)	2,100	1,308,258
3.00%, 07/15/50 (Call 01/15/50)	2,169	1,385,883
3.20%, 11/18/29 (Call 08/18/29)(b)	3,522	3,070,937
3.40%, 02/15/52 (Call 08/15/51)	2,295	1,566,108
3.90%, 04/15/32 (Call 01/15/32)	1,700	1,502,970
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	795	626,627
2.50%, 02/15/30 (Call 11/15/29)	2,183	1,843,063
2.85%, 11/01/26 (Call 08/01/26)	686	631,415
3.00%, 07/01/29 (Call 04/01/29)	1,958	1,711,625
3.25%, 08/01/27 (Call 05/01/27)	1,119	1,036,765
3.38%, 06/01/25 (Call 03/01/25)	563	539,585
3.50%, 03/01/28 (Call 12/01/27)	2,768	2,554,836
4.00%, 08/01/47 (Call 02/01/47)	981	785,771
4.15%, 12/01/28 (Call 09/01/28)	1,630	1,536,275
4.50%, 07/01/44 (Call 01/01/44)	470	415,123
4.50%, 06/01/45 (Call 12/01/44)	1,515	1,295,840
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,440	1,082,549
1.70%, 03/01/28 (Call 01/01/28)	585	488,867
2.55%, 06/15/31 (Call 03/15/31)	1,045	835,227
2.65%, 03/15/32 (Call 12/15/31)	2,638	2,092,277
2.65%, 09/01/50 (Call 03/01/50)	455	265,220
3.00%, 01/15/30 (Call 10/15/29)	2,240	1,904,784
3.38%, 04/15/26 (Call 01/15/26)	1,874	1,751,684
3.50%, 04/01/25 (Call 01/01/25)	1,246	1,197,718
3.63%, 05/01/27 (Call 02/01/27)	1,770	1,653,534
3.88%, 05/01/24 (Call 02/01/24)	2,075	2,028,437
4.00%, 03/01/29 (Call 12/01/28)	1,521	1,397,799
4.50%, 03/15/48 (Call 09/15/47)	1,825	1,512,359
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	1,520	1,163,393
2.55%, 06/01/31 (Call 03/01/31)	1,485	1,182,654
3.90%, 04/01/29 (Call 02/01/29)	145	131,833
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	1,229	1,091,807
3.20%, 06/15/29 (Call 03/15/29)	1,783	1,540,262
3.25%, 07/15/27 (Call 04/15/27)	1,809	1,658,943
3.50%, 06/01/30 (Call 03/01/30)	446	388,033
4.50%, 12/01/44 (Call 06/01/44)	1,191	953,812
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	3,155	2,503,997
3.35%, 09/01/24 (Call 06/03/24)	3,438	3,299,174
4.00%, 01/15/30 (Call 10/17/29)	3,023	2,651,564
4.00%, 01/15/31 (Call 10/15/30)	3,027	2,596,954

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 06/01/25 (Call 03/01/25)	$4,020	$3,942,213
5.30%, 01/15/29 (Call 10/15/28)	3,080	2,915,128
5.38%, 04/15/26 (Call 01/15/26)	5,663	5,525,446
5.75%, 06/01/28 (Call 03/03/28)	2,799	2,740,669
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	2,013	1,537,308
3.50%, 08/01/26 (Call 05/01/26)	2,472	2,298,564
3.75%, 07/01/27 (Call 04/01/27)	2,728	2,534,476
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	1,760	1,498,077
Healthpeak Properties Interim Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,325	1,153,903
2.13%, 12/01/28 (Call 10/01/28)	2,530	2,141,291
2.88%, 01/15/31 (Call 10/15/30)(b)	1,778	1,498,214
3.00%, 01/15/30 (Call 10/15/29)	3,219	2,773,136
3.25%, 07/15/26 (Call 05/15/26)	1,287	1,206,009
3.40%, 02/01/25 (Call 11/01/24)	348	335,197
3.50%, 07/15/29 (Call 04/15/29)	2,036	1,818,392
4.00%, 06/01/25 (Call 03/01/25)	2,516	2,441,174
5.25%, 12/15/32 (Call 09/15/32)	1,000	981,120
6.75%, 02/01/41 (Call 08/01/40)	918	965,727
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	796	591,866
3.05%, 02/15/30 (Call 11/15/29)	3,371	2,670,068
3.88%, 03/01/27 (Call 12/01/26)	2,150	1,982,601
4.13%, 03/15/28 (Call 12/15/27)	1,288	1,144,195
4.20%, 04/15/29 (Call 01/15/29)	2,585	2,245,874
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	2,642	2,582,476
Series E, 4.00%, 06/15/25 (Call 03/15/25)	2,004	1,949,591
Series F, 4.50%, 02/01/26 (Call 11/01/25)	351	339,452
Series H, 3.38%, 12/15/29 (Call 09/16/29)	2,484	2,113,362
Series I, 3.50%, 09/15/30 (Call 06/15/30)	365	303,954
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,690	1,303,058
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	2,524	1,901,859
3.95%, 11/01/27 (Call 08/01/27)	2,096	1,812,160
4.65%, 04/01/29 (Call 01/01/29)	2,456	2,081,239
5.95%, 02/15/28 (Call 01/15/28)(b)	55	52,346
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,443	1,081,947
2.30%, 11/15/28 (Call 09/15/28)	1,775	1,467,748
2.70%, 01/15/34 (Call 10/15/33)	1,775	1,326,582
4.15%, 04/15/32 (Call 01/15/32)	3,025	2,663,512
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	1,718	1,213,904
2.65%, 11/15/33 (Call 08/15/33)	1,925	1,322,956
3.05%, 02/15/30 (Call 11/15/29)	2,017	1,605,189
3.45%, 12/15/24 (Call 09/15/24)	3,082	2,952,063
4.25%, 08/15/29 (Call 05/15/29)	2,128	1,851,594
4.38%, 10/01/25 (Call 07/01/25)	1,206	1,159,038
4.75%, 12/15/28 (Call 09/15/28)	1,879	1,725,279
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	628	530,252
2.25%, 12/01/31 (Call 09/01/31)	1,111	862,314
2.70%, 03/01/24 (Call 01/01/24)	2,812	2,728,034
2.70%, 10/01/30 (Call 07/01/30)	890	735,238
2.80%, 10/01/26 (Call 07/01/26)	2,685	2,453,687
3.30%, 02/01/25 (Call 12/01/24)	1,682	1,613,189
3.70%, 10/01/49 (Call 04/01/49)	787	556,055

74	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 04/01/27 (Call 01/01/27)	$1,884	$1,766,363
4.13%, 12/01/46 (Call 06/01/46)	891	665,826
4.25%, 04/01/45 (Call 10/01/44)	1,652	1,272,040
4.45%, 09/01/47 (Call 03/01/47)	2,635	2,120,332
4.60%, 02/01/33 (Call 11/01/32)	1,735	1,593,077
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	2,127	1,969,304
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	705	673,515
4.75%, 09/15/30 (Call 06/15/30)	2,315	2,076,902
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,336	1,065,874
2.40%, 10/15/31 (Call 07/15/31)	2,455	1,946,324
3.88%, 12/15/27 (Call 09/15/27)	796	740,105
4.00%, 06/15/29 (Call 03/15/29)	2,373	2,163,678
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,644	1,550,867
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	345	262,414
2.70%, 09/15/30 (Call 06/15/30)	696	556,995
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	2,095	1,815,485
1.70%, 02/15/31 (Call 11/15/30)	2,296	1,792,510
2.75%, 03/15/30 (Call 12/15/29)	1,155	998,001
2.88%, 09/15/51 (Call 03/15/51)	1,190	772,322
3.60%, 06/01/27 (Call 03/01/27)	2,795	2,641,862
3.75%, 06/15/24 (Call 03/13/24)	1,162	1,136,134
3.95%, 03/15/29 (Call 12/15/28)	1,795	1,687,354
4.00%, 11/15/25 (Call 08/15/25)	3,402	3,282,828
4.20%, 06/15/28 (Call 03/15/28)	1,358	1,294,772
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,408	1,809,588
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,162	1,791,001
3.00%, 04/15/52 (Call 10/15/51)	505	312,277
3.10%, 04/15/50 (Call 10/15/49)	2,117	1,351,154
3.50%, 10/15/27 (Call 07/15/27)	855	780,786
3.50%, 04/15/51 (Call 01/15/50)	2,077	1,434,355
3.60%, 12/15/26 (Call 09/15/26)	2,107	1,962,523
3.90%, 06/15/24 (Call 03/15/24)	2,165	2,116,461
4.00%, 11/15/25 (Call 08/15/25)	2,320	2,232,954
4.30%, 10/15/28 (Call 07/15/28)	1,070	999,519
4.80%, 10/15/48 (Call 04/25/48)	585	497,578
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	3,023	2,167,884
3.38%, 02/01/31 (Call 11/01/30)	2,029	1,603,153
3.63%, 10/01/29 (Call 07/01/29)	2,237	1,857,426
4.50%, 01/15/25 (Call 10/15/24)	2,715	2,645,985
4.50%, 04/01/27 (Call 01/01/27)	1,465	1,384,161
4.75%, 01/15/28 (Call 10/15/27)	2,032	1,908,312
4.95%, 04/01/24 (Call 01/01/24)	2,568	2,527,400
5.25%, 01/15/26 (Call 10/15/25)	3,440	3,371,785
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	2,535	1,904,419
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	3,158	2,525,074
3.95%, 01/15/28 (Call 10/15/27)	2,408	2,221,765
4.30%, 03/15/27 (Call 12/15/26)	291	276,942
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	305	215,428
3.15%, 08/15/30 (Call 05/15/30)	1,528	1,167,774
4.45%, 03/15/24 (Call 12/15/23)	930	917,296

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	$3,143	$2,408,701
1.63%, 03/15/31 (Call 12/15/30)	1,604	1,253,446
1.75%, 07/01/30 (Call 04/01/30)	1,107	881,039
1.75%, 02/01/31 (Call 11/01/30)	2,065	1,629,760
2.13%, 04/15/27 (Call 02/15/27)(b)	1,791	1,612,760
2.13%, 10/15/50 (Call 04/15/50)	1,787	1,007,457
2.25%, 04/15/30 (Call 01/15/30)	2,742	2,290,776
2.25%, 01/15/32 (Call 10/15/31)	1,832	1,468,806
2.88%, 11/15/29 (Call 08/15/29)	1,605	1,393,493
3.00%, 04/15/50 (Call 10/15/49)	3,148	2,143,599
3.05%, 03/01/50 (Call 09/01/49)	1,676	1,157,345
3.25%, 06/30/26 (Call 03/30/26)	884	837,015
3.25%, 10/01/26 (Call 07/01/26)(b)	1,330	1,257,701
3.38%, 12/15/27 (Call 09/15/27)	2,705	2,526,335
3.88%, 09/15/28 (Call 06/15/28)	1,952	1,848,954
4.00%, 09/15/28 (Call 06/15/28)	1,216	1,163,055
4.38%, 02/01/29 (Call 11/01/28)	1,621	1,561,250
4.38%, 09/15/48 (Call 03/15/48)	474	413,029
4.63%, 01/15/33 (Call 10/15/32)	2,695	2,604,556
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	2,043	1,808,525
1.50%, 11/09/26 (Call 10/09/26)	2,754	2,439,466
1.85%, 05/01/28 (Call 03/01/28)	2,855	2,451,731
1.95%, 11/09/28 (Call 09/09/28)	2,290	1,944,210
2.25%, 11/09/31 (Call 08/09/31)	1,975	1,591,277
2.30%, 05/01/31 (Call 02/01/31)	2,570	2,101,026
3.09%, 09/15/27 (Call 06/15/27)	3,220	2,979,659
3.39%, 05/01/29 (Call 02/01/29)	2,176	1,977,331
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	3,042	2,442,118
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,433	1,249,390
1.80%, 03/15/33 (Call 12/15/32)	1,698	1,239,642
2.20%, 06/15/28 (Call 04/15/28)	1,010	872,438
2.85%, 12/15/32 (Call 09/15/32)	636	519,377
3.00%, 01/15/27 (Call 10/15/26)	2,564	2,368,495
3.10%, 12/15/29 (Call 09/15/29)	1,319	1,159,480
3.25%, 06/15/29 (Call 03/15/29)	1,082	967,481
3.25%, 01/15/31 (Call 10/15/30)	3,449	3,006,252
3.40%, 01/15/28 (Call 11/15/27)	1,740	1,612,562
3.65%, 01/15/28 (Call 10/15/27)	2,539	2,378,231
3.88%, 07/15/24 (Call 04/15/24)	2,225	2,176,717
3.88%, 04/15/25 (Call 02/15/25)	2,942	2,851,592
3.95%, 08/15/27 (Call 05/15/27)	2,801	2,667,532
4.13%, 10/15/26 (Call 07/15/26)	2,306	2,222,638
4.63%, 11/01/25 (Call 09/01/25)	1,921	1,887,459
4.65%, 03/15/47 (Call 09/15/46)	2,733	2,485,226
4.85%, 03/15/30 (Call 01/15/30)	700	678,615
4.88%, 06/01/26 (Call 03/01/26)	2,319	2,296,946
5.05%, 01/13/26 (Call 01/13/24)	235	232,751
5.63%, 10/13/32 (Call 07/13/32)	2,310	2,355,137
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,505	1,267,150
3.60%, 02/01/27 (Call 11/01/26)	486	456,806
3.70%, 06/15/30 (Call 03/15/30)	713	629,622
4.13%, 03/15/28 (Call 12/15/27)	1,246	1,155,540
4.40%, 02/01/47 (Call 08/01/46)	1,713	1,372,284
4.65%, 03/15/49 (Call 09/15/48)	1,391	1,150,552

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	$2,118	$1,674,639
2.15%, 09/01/31 (Call 06/01/31)	2,035	1,571,346
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	3,852	2,857,105
3.90%, 10/15/29 (Call 07/15/29)	2,833	2,356,093
5.13%, 08/15/26 (Call 05/15/26)	4,121	3,895,375
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	2,385	1,845,441
2.85%, 01/15/32 (Call 10/15/31)	670	515,150
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	3,299	2,881,841
1.75%, 02/01/28 (Call 11/01/27)	1,215	1,038,315
2.00%, 09/13/24 (Call 06/13/24)	3,897	3,710,451
2.20%, 02/01/31 (Call 11/01/30)	1,509	1,205,450
2.25%, 01/15/32 (Call 10/15/31)	3,160	2,467,391
2.45%, 09/13/29 (Call 06/13/29)	5,378	4,510,636
2.65%, 07/15/30 (Call 04/15/30)	1,598	1,342,751
2.65%, 02/01/32 (Call 11/01/31)	2,385	1,929,203
3.25%, 11/30/26 (Call 08/30/26)	3,248	3,032,105
3.25%, 09/13/49 (Call 03/13/49)	4,593	3,164,623
3.30%, 01/15/26 (Call 10/15/25)	3,437	3,260,819
3.38%, 10/01/24 (Call 07/01/24)	5,583	5,412,049
3.38%, 06/15/27 (Call 03/15/27)	1,212	1,128,905
3.38%, 12/01/27 (Call 09/01/27)	3,983	3,682,562
3.50%, 09/01/25 (Call 06/01/25)	4,976	4,773,875
3.80%, 07/15/50 (Call 01/15/50)	2,575	1,935,035
4.25%, 10/01/44 (Call 04/01/44)	1,077	875,267
4.25%, 11/30/46 (Call 05/30/46)	2,282	1,857,571
4.75%, 03/15/42 (Call 09/15/41)	2,136	1,879,979
6.75%, 02/01/40 (Call 11/01/39)	2,188	2,437,060
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,752	2,619,326
4.25%, 02/01/26 (Call 11/01/25)	2,059	1,941,163
4.70%, 06/01/27 (Call 03/01/27)	2,154	2,019,612
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	946	783,846
2.70%, 02/15/32 (Call 11/15/31)	655	499,850
3.20%, 01/15/27 (Call 11/15/26)	2,487	2,239,817
3.20%, 02/15/31 (Call 11/15/30)	725	591,528
3.40%, 01/15/30 (Call 10/15/29)	1,970	1,666,659
4.00%, 07/15/29 (Call 04/15/29)	2,792	2,461,874
4.45%, 09/15/26 (Call 06/15/26)	1,896	1,810,547
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	2,035	1,478,204
2.75%, 11/18/30 (Call 08/18/30)	889	671,417
4.50%, 03/15/28 (Call 12/15/27)	2,057	1,828,570
4.63%, 03/15/29 (Call 12/15/28)	1,731	1,522,536
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	615	520,075
2.70%, 07/15/31 (Call 04/15/31)	2,892	2,307,267
4.20%, 04/15/32 (Call 01/15/32)	1,450	1,286,194
5.70%, 01/15/33 (Call 10/15/32)	2,990	2,944,313
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	670	495,519
3.13%, 09/01/26 (Call 06/01/26)	988	896,086
3.88%, 07/15/27 (Call 04/15/27)(b)	2,065	1,896,661
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	1,735	1,259,037
2.10%, 08/01/32 (Call 05/01/32)	1,345	1,015,556

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.10%, 06/15/33 (Call 03/15/33)(b)	$585	$426,225
2.95%, 09/01/26 (Call 06/01/26)	905	833,170
3.00%, 08/15/31 (Call 05/15/31)	2,258	1,901,078
3.10%, 11/01/34 (Call 08/01/34)	808	640,752
3.20%, 01/15/30 (Call 10/15/29)	2,463	2,160,199
3.50%, 07/01/27 (Call 04/01/27)	1,318	1,227,229
3.50%, 01/15/28 (Call 10/15/27)	1,050	971,051
4.40%, 01/26/29 (Call 10/26/28)	1,875	1,758,337
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	2,310	1,823,791
2.65%, 01/15/25 (Call 12/15/24)	2,491	2,354,120
3.00%, 01/15/30 (Call 10/15/29)	2,070	1,761,446
3.25%, 10/15/26 (Call 07/15/26)	954	879,321
3.50%, 04/15/24 (Call 03/15/24)	2,165	2,106,415
3.50%, 02/01/25 (Call 11/01/24)	2,953	2,835,087
3.75%, 05/01/24 (Call 02/01/24)	2,670	2,608,296
3.85%, 04/01/27 (Call 01/01/27)	1,080	1,021,691
4.00%, 03/01/28 (Call 12/01/27)	1,328	1,230,671
4.13%, 01/15/26 (Call 10/15/25)	4,094	3,939,165
4.38%, 02/01/45 (Call 08/01/44)	338	269,927
4.40%, 01/15/29 (Call 10/15/28)	719	669,152
4.75%, 11/15/30 (Call 08/15/30)	1,040	981,427
4.88%, 04/15/49 (Call 10/15/48)	2,037	1,738,233
5.70%, 09/30/43 (Call 03/30/43)	1,105	1,041,540
VICI Properties LP
4.38%, 05/15/25	2,880	2,775,139
4.75%, 02/15/28 (Call 01/15/28)	3,605	3,400,957
4.95%, 02/15/30 (Call 12/15/29)	4,290	4,018,314
5.13%, 05/15/32 (Call 02/15/32)	5,740	5,322,243
5.63%, 05/15/52 (Call 11/15/51)	4,493	3,995,760
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,432	1,233,353
3.40%, 06/01/31 (Call 03/01/31)	1,095	830,787
3.50%, 01/15/25 (Call 11/15/24)	2,873	2,726,218
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	2,143	1,753,681
2.70%, 02/15/27 (Call 12/15/26)	1,839	1,659,035
2.75%, 01/15/31 (Call 10/15/30)	1,001	815,865
2.75%, 01/15/32 (Call 10/15/31)	2,195	1,752,269
2.80%, 06/01/31 (Call 03/01/31)	4,495	3,644,546
3.10%, 01/15/30 (Call 10/15/29)	2,655	2,268,405
3.63%, 03/15/24 (Call 02/15/24)	5,118	5,014,872
3.85%, 06/15/32 (Call 03/15/32)	1,740	1,514,496
4.00%, 06/01/25 (Call 03/01/25)	6,868	6,638,746
4.13%, 03/15/29 (Call 09/15/28)	2,236	2,063,985
4.25%, 04/01/26 (Call 01/01/26)	4,227	4,078,970
4.25%, 04/15/28 (Call 01/15/28)	3,053	2,882,246
4.95%, 09/01/48 (Call 03/01/48)	380	323,593
6.50%, 03/15/41 (Call 09/15/40)	2,112	2,176,078
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	575	483,748
4.00%, 11/15/29 (Call 08/15/29)	2,659	2,421,312
4.00%, 04/15/30 (Call 01/15/30)	3,090	2,805,411
4.00%, 03/09/52 (Call 09/09/51)	465	363,151
6.95%, 10/01/27	1,514	1,611,880
7.38%, 03/15/32	2,833	3,149,446
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	830	624,069
2.40%, 02/01/31 (Call 11/01/30)	1,858	1,496,972
2.45%, 02/01/32 (Call 11/01/31)	1,740	1,374,739

76	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.85%, 07/15/29 (Call 04/15/29)	$1,841	$1,671,573
4.00%, 02/01/25 (Call 12/01/24)	2,568	2,506,522
4.25%, 10/01/26 (Call 07/01/26)	955	920,601
4.60%, 04/01/24 (Call 01/01/24)	2,382	2,352,439

		838,738,140

Retail — 0.7%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	1,630	1,381,327
3.50%, 03/15/32 (Call 12/15/31)	1,680	1,379,112
3.90%, 04/15/30 (Call 01/15/30)	2,240	1,979,578
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	1,002	815,818
2.40%, 08/01/31 (Call 05/01/31)	2,495	1,867,083
3.50%, 11/15/24 (Call 09/15/24)	2,649	2,552,126
3.80%, 11/15/27 (Call 08/15/27)	1,612	1,477,688
3.85%, 03/01/32 (Call 12/01/31)	1,460	1,224,079
4.50%, 10/01/25 (Call 07/01/25)	1,949	1,894,506
4.75%, 06/01/30 (Call 03/01/30)	2,358	2,200,038
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	591	455,401
3.13%, 04/18/24 (Call 03/18/24)	1,489	1,450,316
3.13%, 04/21/26 (Call 01/21/26)	2,828	2,650,317
3.25%, 04/15/25 (Call 01/15/25)	3,433	3,283,459
3.63%, 04/15/25 (Call 03/15/25)	890	859,224
3.75%, 06/01/27 (Call 03/01/27)	2,384	2,263,989
3.75%, 04/18/29 (Call 01/18/29)	2,900	2,660,721
4.00%, 04/15/30 (Call 01/15/30)	1,860	1,709,080
4.50%, 02/01/28 (Call 01/01/28)	2,525	2,449,124
4.75%, 08/01/32 (Call 05/01/32)	2,550	2,433,338
4.75%, 02/01/33 (Call 11/01/32)	3,180	3,013,400
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	3,574	2,809,343
4.45%, 10/01/28 (Call 07/01/28)(b)	3,484	3,337,045
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	4,891	4,277,228
1.60%, 04/20/30 (Call 01/20/30)	6,494	5,299,753
1.75%, 04/20/32 (Call 01/20/32)	4,305	3,396,903
2.75%, 05/18/24 (Call 03/18/24)	4,883	4,741,149
3.00%, 05/18/27 (Call 02/18/27)	5,172	4,865,714
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	4,009	3,826,430
4.55%, 02/15/48 (Call 08/15/47)	1,975	1,622,660
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(b)	2,585	2,040,004
4.10%, 01/15/52 (Call 07/15/51)	3,020	1,999,331
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	1,808	1,616,931
3.88%, 04/15/27 (Call 01/15/27)	3,991	3,796,598
4.13%, 05/01/28 (Call 02/01/28)	2,872	2,732,765
4.13%, 04/03/50 (Call 10/03/49)	3,035	2,405,875
4.15%, 11/01/25 (Call 08/01/25)	2,127	2,070,741
4.25%, 09/20/24	430	422,552
4.63%, 11/01/27 (Call 10/01/27)	2,440	2,380,610
5.00%, 11/01/32 (Call 08/01/32)	2,810	2,720,277
5.50%, 11/01/52 (Call 05/01/52)	180	175,775
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,690	2,967,756
3.38%, 12/01/51 (Call 06/01/51)	2,525	1,685,513
4.00%, 05/15/25 (Call 03/15/25)	4,875	4,734,844
4.20%, 05/15/28 (Call 02/15/28)	5,733	5,457,472

Security	Par (000)	Value

Retail (continued)
Genuine Parts Co.
1.75%, 02/01/25 (Call 03/31/23)	$465	$433,998
1.88%, 11/01/30 (Call 08/01/30)	2,550	1,970,309
2.75%, 02/01/32 (Call 11/01/31)	715	577,384
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	4,872	4,039,521
1.38%, 03/15/31 (Call 12/15/30)	6,735	5,182,582
1.50%, 09/15/28 (Call 07/15/28)(b)	1,245	1,050,929
1.88%, 09/15/31 (Call 06/15/31)	2,150	1,702,134
2.13%, 09/15/26 (Call 06/15/26)	3,995	3,636,569
2.38%, 03/15/51 (Call 09/15/50)	5,510	3,303,410
2.50%, 04/15/27 (Call 02/15/27)	4,309	3,938,383
2.70%, 04/15/25 (Call 03/15/25)	1,495	1,425,782
2.70%, 04/15/30 (Call 01/15/30)	6,381	5,534,560
2.75%, 09/15/51 (Call 03/15/51)	2,080	1,354,538
2.80%, 09/14/27 (Call 06/14/27)	3,659	3,366,207
2.88%, 04/15/27 (Call 03/15/27)	2,650	2,463,970
2.95%, 06/15/29 (Call 03/15/29)	3,016	2,693,198
3.00%, 04/01/26 (Call 01/01/26)	6,027	5,690,091
3.13%, 12/15/49 (Call 06/15/49)	5,849	4,135,009
3.25%, 04/15/32 (Call 01/15/32)	5,595	4,903,962
3.30%, 04/15/40 (Call 10/15/39)	2,732	2,176,858
3.35%, 09/15/25 (Call 06/15/25)	2,490	2,393,164
3.35%, 04/15/50 (Call 10/15/49)	4,621	3,427,349
3.50%, 09/15/56 (Call 03/15/56)	3,305	2,478,287
3.63%, 04/15/52 (Call 10/15/51)	6,085	4,679,243
3.90%, 12/06/28 (Call 09/06/28)	3,903	3,736,849
3.90%, 06/15/47 (Call 12/15/46)	4,400	3,633,036
4.00%, 09/15/25 (Call 08/15/25)	315	309,796
4.20%, 04/01/43 (Call 10/01/42)	4,224	3,696,676
4.25%, 04/01/46 (Call 10/01/45)	5,965	5,165,809
4.40%, 03/15/45 (Call 09/15/44)	2,907	2,577,550
4.50%, 09/15/32 (Call 06/15/32)	1,370	1,320,872
4.50%, 12/06/48 (Call 06/06/48)	5,843	5,254,201
4.88%, 02/15/44 (Call 08/15/43)	4,070	3,902,764
4.95%, 09/15/52 (Call 03/15/52)	1,050	1,008,294
5.40%, 09/15/40 (Call 03/15/40)	2,404	2,436,742
5.88%, 12/16/36	10,013	10,703,997
5.95%, 04/01/41 (Call 10/01/40)	3,930	4,214,178
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	6,957	5,757,335
1.70%, 09/15/28 (Call 07/15/28)	3,398	2,835,903
1.70%, 10/15/30 (Call 07/15/30)	4,203	3,277,541
2.50%, 04/15/26 (Call 01/15/26)	3,312	3,063,633
2.63%, 04/01/31 (Call 01/01/31)	5,647	4,646,126
2.80%, 09/15/41 (Call 03/15/41)	3,346	2,265,041
3.00%, 10/15/50 (Call 04/15/50)	4,183	2,658,464
3.10%, 05/03/27 (Call 02/03/27)	4,466	4,148,244
3.13%, 09/15/24 (Call 06/15/24)	3,670	3,547,789
3.35%, 04/01/27 (Call 03/01/27)	2,433	2,276,558
3.38%, 09/15/25 (Call 06/15/25)	5,112	4,880,426
3.50%, 04/01/51 (Call 10/01/50)	5,257	3,694,252
3.65%, 04/05/29 (Call 01/05/29)	4,883	4,459,449
3.70%, 04/15/46 (Call 10/15/45)	7,326	5,414,354
3.75%, 04/01/32 (Call 01/01/32)	5,575	4,934,655
4.00%, 04/15/25 (Call 03/15/25)	4,442	4,322,910
4.05%, 05/03/47 (Call 11/03/46)	5,569	4,348,331
4.25%, 04/01/52 (Call 10/01/51)	3,835	3,018,413
4.38%, 09/15/45 (Call 03/15/45)	2,205	1,802,499
4.40%, 09/08/25	1,970	1,936,018

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.45%, 04/01/62 (Call 10/01/61)	$2,450	$1,912,936
4.50%, 04/15/30 (Call 01/15/30)	4,994	4,759,132
4.55%, 04/05/49 (Call 10/05/48)	1,148	947,950
4.65%, 04/15/42 (Call 10/15/41)	2,320	2,015,338
5.00%, 04/15/33 (Call 01/15/33)(b)	3,470	3,340,291
5.00%, 04/15/40 (Call 10/15/39)	2,501	2,290,266
5.13%, 04/15/50 (Call 10/15/49)	390	354,420
5.50%, 10/15/35	573	570,278
5.63%, 04/15/53 (Call 10/15/52)	3,470	3,331,651
5.80%, 09/15/62 (Call 03/15/62)	3,130	3,023,768
6.50%, 03/15/29	600	638,490
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	1,925	1,759,123
2.13%, 03/01/30 (Call 12/01/29)	3,005	2,489,673
2.63%, 09/01/29 (Call 06/01/29)	5,108	4,439,056
3.25%, 06/10/24	1,603	1,566,788
3.30%, 07/01/25 (Call 06/15/25)	5,351	5,146,431
3.38%, 05/26/25 (Call 02/26/25)	2,785	2,679,086
3.50%, 03/01/27 (Call 12/01/26)	2,659	2,511,133
3.50%, 07/01/27 (Call 05/01/27)	4,638	4,372,799
3.60%, 07/01/30 (Call 04/01/30)	2,375	2,164,053
3.63%, 05/01/43	1,771	1,380,495
3.63%, 09/01/49 (Call 03/01/49)	5,827	4,391,227
3.70%, 01/30/26 (Call 10/30/25)	5,355	5,164,737
3.70%, 02/15/42	2,351	1,863,661
3.80%, 04/01/28 (Call 01/01/28)	4,241	4,020,426
4.20%, 04/01/50 (Call 10/01/49)	3,240	2,692,181
4.45%, 03/01/47 (Call 09/01/46)	4,300	3,720,661
4.45%, 09/01/48 (Call 03/01/48)	2,955	2,573,303
4.60%, 09/09/32 (Call 06/09/32)	35	33,744
4.60%, 05/26/45 (Call 11/26/44)	2,749	2,441,277
4.70%, 12/09/35 (Call 06/09/35)	4,056	3,832,068
4.88%, 07/15/40	1,632	1,531,665
4.88%, 12/09/45 (Call 06/09/45)	6,490	5,899,670
5.15%, 09/09/52 (Call 03/09/52)	285	273,195
5.70%, 02/01/39	1,589	1,631,824
6.30%, 10/15/37	3,083	3,350,882
6.30%, 03/01/38	2,303	2,483,832
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,265	981,880
3.55%, 03/15/26 (Call 12/15/25)	3,008	2,878,295
3.60%, 09/01/27 (Call 06/01/27)	1,931	1,811,490
3.90%, 06/01/29 (Call 03/01/29)	2,877	2,664,476
4.20%, 04/01/30 (Call 01/01/30)	1,876	1,758,018
4.35%, 06/01/28 (Call 03/01/28)	1,840	1,772,104
4.70%, 06/15/32 (Call 03/15/32)	3,610	3,440,619
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	3,300	2,886,180
1.88%, 04/15/31 (Call 01/15/31)	1,760	1,375,246
4.60%, 04/15/25 (Call 03/15/25)	2,924	2,878,678
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	3,421	3,042,398
2.25%, 03/12/30 (Call 12/12/29)	3,350	2,777,083
2.45%, 06/15/26 (Call 03/15/26)	1,596	1,471,257
2.55%, 11/15/30 (Call 08/15/30)	4,276	3,569,348
3.00%, 02/14/32 (Call 11/14/31)	3,825	3,252,933
3.35%, 03/12/50 (Call 09/12/49)	3,120	2,223,094
3.50%, 03/01/28 (Call 12/01/27)	2,561	2,386,570
3.50%, 11/15/50 (Call 05/15/50)	2,815	2,047,490
3.55%, 08/15/29 (Call 05/15/29)	3,450	3,155,749

Security	Par (000)	Value

Retail (continued)
3.75%, 12/01/47 (Call 06/01/47)	$3,179	$2,434,224
3.80%, 08/15/25 (Call 06/15/25)	3,936	3,816,582
4.00%, 11/15/28 (Call 08/15/28)	3,730	3,535,331
4.30%, 06/15/45 (Call 12/10/44)	2,066	1,740,378
4.45%, 08/15/49 (Call 02/15/49)	1,764	1,502,328
4.50%, 11/15/48 (Call 05/15/48)	4,735	4,077,498
4.75%, 02/15/26 (Call 01/15/26)	1,265	1,252,957
4.80%, 02/15/33 (Call 11/15/32)	3,200	3,101,760
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	2,700	2,432,511
2.25%, 04/15/25 (Call 03/15/25)	7,923	7,486,126
2.35%, 02/15/30 (Call 11/15/29)	3,581	3,038,228
2.50%, 04/15/26	4,841	4,529,191
2.65%, 09/15/30 (Call 06/15/30)	2,199	1,881,684
2.95%, 01/15/52 (Call 07/15/51)	4,205	2,864,656
3.38%, 04/15/29 (Call 01/15/29)	5,223	4,818,374
3.50%, 07/01/24	1,070	1,046,032
3.63%, 04/15/46	3,973	3,151,185
3.90%, 11/15/47 (Call 05/15/47)	3,532	2,897,794
4.00%, 07/01/42	2,256	1,981,625
4.40%, 01/15/33 (Call 10/15/32)	3,335	3,160,946
4.50%, 09/15/32 (Call 06/15/32)	4,085	3,923,030
4.80%, 01/15/53 (Call 07/15/52)	6,315	5,894,610
6.50%, 10/15/37	488	545,887
7.00%, 01/15/38	770	898,783
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	646	540,844
1.60%, 05/15/31 (Call 02/15/31)	375	294,904
2.25%, 09/15/26 (Call 06/15/26)	6,730	6,146,374
3.88%, 04/15/30 (Call 01/15/30)	2,900	2,726,899
4.50%, 04/15/50 (Call 10/15/49)(b)	2,460	2,234,147
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	2,405	1,851,754
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	2,000	1,693,020
3.45%, 06/01/26 (Call 03/01/26)	2,252	2,109,786
4.10%, 04/15/50 (Call 10/15/49)	1,850	1,340,122
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	6,300	5,533,920
1.50%, 09/22/28 (Call 07/22/28)	4,733	4,019,879
1.80%, 09/22/31 (Call 06/22/31)	7,817	6,306,521
2.38%, 09/24/29 (Call 06/24/29)	2,192	1,905,440
2.50%, 09/22/41 (Call 03/22/41)	5,206	3,718,750
2.65%, 12/15/24 (Call 10/15/24)	175	168,721
2.65%, 09/22/51 (Call 03/22/51)	5,690	3,855,601
2.85%, 07/08/24 (Call 06/08/24)	160	155,328
2.95%, 09/24/49 (Call 03/24/49)	223	161,325
3.05%, 07/08/26 (Call 05/08/26)	550	521,928
3.25%, 07/08/29 (Call 04/08/29)	1,473	1,360,728
3.30%, 04/22/24 (Call 01/22/24)	9,060	8,886,229
3.55%, 06/26/25 (Call 04/26/25)	680	663,095
3.63%, 12/15/47 (Call 06/15/47)	445	365,634
3.70%, 06/26/28 (Call 03/26/28)	4,152	3,970,225
3.90%, 09/09/25	3,655	3,581,973
3.95%, 09/09/27 (Call 08/09/27)	2,880	2,806,704
3.95%, 06/28/38 (Call 12/28/37)	1,075	974,197
4.00%, 04/11/43 (Call 10/11/42)	60	52,717
4.05%, 06/29/48 (Call 12/29/47)	2,430	2,140,636
4.15%, 09/09/32 (Call 06/09/32)	3,850	3,709,975
4.50%, 09/09/52 (Call 03/09/52)	1,300	1,225,679
5.00%, 10/25/40	180	179,698

78	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.25%, 09/01/35	$1,320	$1,386,317
5.63%, 04/01/40	680	727,858
5.63%, 04/15/41	15	16,144
5.88%, 04/05/27	255	267,352
6.20%, 04/15/38	800	899,168
6.50%, 08/15/37	265	310,209
7.55%, 02/15/30	750	881,153

		600,862,227

Semiconductors — 0.7%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	3,235	2,996,742
4.39%, 06/01/52 (Call 12/01/51)	2,160	1,919,635
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	2,315	1,951,429
2.10%, 10/01/31 (Call 07/01/31)	2,545	2,055,698
2.80%, 10/01/41 (Call 04/01/41)	1,830	1,319,979
2.95%, 04/01/25 (Call 03/01/25)	1,011	967,426
2.95%, 10/01/51 (Call 04/01/51)	2,985	2,047,680
3.45%, 06/15/27 (Call 03/15/27)(f)	1,947	1,839,545
3.50%, 12/05/26 (Call 09/05/26)	5,138	4,874,832
5.30%, 12/15/45 (Call 06/15/45)	200	195,336
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	4,410	3,590,181
2.75%, 06/01/50 (Call 12/01/49)	3,061	2,081,174
3.30%, 04/01/27 (Call 01/01/27)	5,345	5,052,308
3.90%, 10/01/25 (Call 07/01/25)	3,381	3,289,341
4.35%, 04/01/47 (Call 10/01/46)	3,737	3,349,025
5.10%, 10/01/35 (Call 04/01/35)	1,509	1,518,341
5.85%, 06/15/41	2,354	2,514,496
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	857	820,415
3.50%, 01/15/28 (Call 10/15/27)	4,179	3,816,764
3.88%, 01/15/27 (Call 10/15/26)	12,022	11,344,801
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)(f)	10	8,475
2.45%, 02/15/31 (Call 11/15/30)(f)	10,645	8,431,904
2.60%, 02/15/33 (Call 11/15/32)(f)	4,505	3,402,807
3.14%, 11/15/35 (Call 08/15/35)(f)	3,660	2,700,348
3.15%, 11/15/25 (Call 10/15/25)	3,853	3,627,253
3.19%, 11/15/36 (Call 08/15/36)(f)	1,440	1,043,064
3.42%, 04/15/33 (Call 01/15/33)(f)	17,561	14,142,225
3.46%, 09/15/26 (Call 07/15/26)	1,132	1,057,662
3.47%, 04/15/34 (Call 01/15/34)(f)	12,045	9,540,483
3.50%, 02/15/41 (Call 08/15/40)(f)	9,370	6,708,639
3.63%, 10/15/24 (Call 09/15/24)	680	659,641
3.75%, 02/15/51 (Call 08/15/50)(f)	4,881	3,403,472
4.00%, 04/15/29 (Call 02/15/29)(f)	3,640	3,295,838
4.11%, 09/15/28 (Call 06/15/28)	145	135,650
4.15%, 11/15/30 (Call 08/15/30)	4,525	4,074,627
4.15%, 04/15/32 (Call 01/15/32)(f)	4,080	3,598,805
4.30%, 11/15/32 (Call 08/15/32)	8,104	7,185,331
4.75%, 04/15/29 (Call 01/15/29)	545	521,451
4.93%, 05/15/37 (Call 02/15/37)(f)	20,250	17,607,172
5.00%, 04/15/30 (Call 01/15/30)	185	177,718
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,218	3,541,939
2.00%, 08/12/31 (Call 05/12/31)	5,045	3,959,013
2.45%, 11/15/29 (Call 08/15/29)	8,022	6,748,989
2.60%, 05/19/26 (Call 02/19/26)	4,771	4,429,969
2.80%, 08/12/41 (Call 02/12/41)	2,425	1,650,673

Security	Par (000)	Value

Semiconductors (continued)
2.88%, 05/11/24 (Call 03/11/24)	$5,514	$5,364,515
3.05%, 08/12/51 (Call 02/12/51)	1,555	1,000,238
3.10%, 02/15/60 (Call 08/15/59)	5,500	3,362,095
3.15%, 05/11/27 (Call 02/11/27)	3,543	3,293,218
3.20%, 08/12/61 (Call 02/12/61)	1,405	872,561
3.25%, 11/15/49 (Call 05/15/49)	10,443	6,985,636
3.40%, 03/25/25 (Call 02/25/25)	5,977	5,782,269
3.70%, 07/29/25 (Call 04/29/25)	8,208	7,940,009
3.73%, 12/08/47 (Call 06/08/47)	5,720	4,237,662
3.75%, 03/25/27 (Call 01/25/27)	4,610	4,403,518
3.75%, 08/05/27 (Call 07/05/27)	3,970	3,772,334
3.90%, 03/25/30 (Call 12/25/29)	6,254	5,770,128
4.00%, 08/05/29 (Call 06/05/29)	2,970	2,775,109
4.00%, 12/15/32	3,251	2,946,121
4.10%, 05/19/46 (Call 11/19/45)	4,477	3,590,330
4.10%, 05/11/47 (Call 11/11/46)	5,108	4,087,728
4.15%, 08/05/32 (Call 05/05/32)	2,980	2,740,825
4.25%, 12/15/42	872	729,864
4.60%, 03/25/40 (Call 09/25/39)	6,769	6,032,262
4.75%, 03/25/50 (Call 09/25/49)	6,924	5,998,538
4.80%, 10/01/41	885	801,536
4.88%, 02/10/26	6,460	6,398,113
4.88%, 02/10/28 (Call 01/10/28)	4,995	4,922,423
4.90%, 07/29/45 (Call 01/29/45)	1,781	1,649,598
4.90%, 08/05/52 (Call 02/05/52)	3,310	2,932,163
4.95%, 03/25/60 (Call 09/25/59)(b)	3,604	3,161,537
5.05%, 08/05/62 (Call 02/05/62)	2,975	2,602,203
5.13%, 02/10/30 (Call 12/10/29)	5,530	5,462,257
5.20%, 02/10/33 (Call 11/10/32)	7,490	7,348,813
5.63%, 02/10/43 (Call 08/10/42)	3,385	3,304,539
5.70%, 02/10/53 (Call 08/10/52)	5,040	4,926,398
5.90%, 02/10/63 (Call 08/10/62)	5,460	5,373,787
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	3,003	2,176,755
4.10%, 03/15/29 (Call 12/15/28)	3,328	3,172,782
4.65%, 11/01/24 (Call 08/01/24)	1,386	1,372,556
4.65%, 07/15/32 (Call 04/15/32)	2,120	2,069,671
4.95%, 07/15/52 (Call 01/15/52)	4,375	4,128,906
5.00%, 03/15/49 (Call 09/15/48)	1,564	1,465,765
5.25%, 07/15/62 (Call 01/15/62)	3,370	3,222,765
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,555	2,893,557
2.88%, 06/15/50 (Call 12/15/49)	3,454	2,302,229
3.13%, 06/15/60 (Call 12/15/59)	2,856	1,874,421
3.75%, 03/15/26 (Call 01/15/26)	5,650	5,443,662
3.80%, 03/15/25 (Call 12/15/24)	2,817	2,741,871
4.00%, 03/15/29 (Call 12/15/28)	4,066	3,859,081
4.88%, 03/15/49 (Call 09/15/48)	3,095	2,907,288
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	3,125	2,783,188
2.45%, 04/15/28 (Call 02/15/28)	3,057	2,606,734
2.95%, 04/15/31 (Call 01/15/31)	2,900	2,330,904
4.88%, 06/22/28 (Call 03/22/28)	205	198,153
Microchip Technology Inc.
0.98%, 09/01/24	587	548,111
4.25%, 09/01/25 (Call 09/01/23)	5,540	5,365,545
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,157	3,152,004
3.37%, 11/01/41 (Call 05/01/41)	1,315	878,118
3.48%, 11/01/51 (Call 05/01/51)	3,400	2,118,914

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.19%, 02/15/27 (Call 12/15/26)	$3,384	$3,203,294
4.66%, 02/15/30 (Call 11/15/29)	3,412	3,134,127
4.98%, 02/06/26 (Call 12/06/25)	2,966	2,925,395
5.33%, 02/06/29 (Call 11/06/28)	2,639	2,576,984
5.88%, 02/09/33 (Call 11/09/32)	2,000	1,937,160
6.75%, 11/01/29 (Call 09/01/29)	4,150	4,280,310
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	395	372,560
1.55%, 06/15/28 (Call 04/15/28)	6,635	5,638,290
2.00%, 06/15/31 (Call 03/15/31)	3,728	3,011,888
2.85%, 04/01/30 (Call 01/01/30)	4,537	3,998,231
3.20%, 09/16/26 (Call 06/16/26)	3,502	3,324,168
3.50%, 04/01/40 (Call 10/01/39)	3,638	2,992,073
3.50%, 04/01/50 (Call 10/01/49)	7,952	6,163,198
3.70%, 04/01/60 (Call 10/01/59)	2,465	1,872,020
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	2,614	2,591,729
5.35%, 03/01/26 (Call 01/01/26)	2,265	2,242,531
5.55%, 12/01/28 (Call 09/01/28)	1,537	1,534,326
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	4,044	3,192,778
2.65%, 02/15/32 (Call 11/15/31)	3,786	2,973,373
2.70%, 05/01/25 (Call 04/01/25)	2,084	1,957,272
3.13%, 02/15/42 (Call 08/15/41)	1,685	1,135,336
3.15%, 05/01/27 (Call 03/01/27)	2,605	2,377,323
3.25%, 05/11/41 (Call 11/11/40)	4,435	3,076,338
3.25%, 11/30/51 (Call 05/30/51)	1,870	1,181,503
3.40%, 05/01/30 (Call 02/01/30)	3,808	3,299,023
3.88%, 06/18/26 (Call 04/18/26)	3,460	3,284,959
4.30%, 06/18/29 (Call 03/18/29)	5,226	4,825,061
4.40%, 06/01/27 (Call 05/01/27)	680	651,148
5.00%, 01/15/33 (Call 10/15/32)	3,720	3,497,135
Qorvo Inc.
1.75%, 12/15/24 (Call 03/13/23)(f)	2,515	2,331,531
4.38%, 10/15/29 (Call 10/15/24)	3,840	3,422,438
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	3,850	3,240,506
1.65%, 05/20/32 (Call 02/20/32)	5,003	3,823,693
2.15%, 05/20/30 (Call 02/20/30)	5,300	4,435,199
2.90%, 05/20/24 (Call 03/20/24)	253	246,265
3.25%, 05/20/27 (Call 02/20/27)	9,112	8,565,736
3.25%, 05/20/50 (Call 11/20/49)(b)	3,829	2,820,633
3.45%, 05/20/25 (Call 02/20/25)	566	546,564
4.25%, 05/20/32 (Call 02/20/32)	1,076	1,030,195
4.30%, 05/20/47 (Call 11/20/46)	6,525	5,699,914
4.50%, 05/20/52 (Call 11/20/51)	4,220	3,749,386
4.65%, 05/20/35 (Call 11/20/34)	4,582	4,446,235
4.80%, 05/20/45 (Call 11/20/44)	2,761	2,622,922
5.40%, 05/20/33 (Call 02/20/33)	3,700	3,813,627
6.00%, 05/20/53 (Call 11/20/52)	3,800	4,096,666
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	3,595	3,164,750
3.00%, 06/01/31 (Call 03/01/31)	2,105	1,704,250
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	790	695,042
1.38%, 03/12/25 (Call 02/12/25)	4,138	3,852,519
1.75%, 05/04/30 (Call 02/04/30)	4,130	3,377,514
1.90%, 09/15/31 (Call 06/15/31)	2,645	2,139,593
2.25%, 09/04/29 (Call 06/04/29)	2,973	2,548,783
2.63%, 05/15/24 (Call 03/15/24)	1,223	1,187,191

Security	Par (000)	Value

Semiconductors (continued)
2.70%, 09/15/51 (Call 03/15/51)(b)	$2,300	$1,596,292
2.90%, 11/03/27 (Call 08/03/27)	2,926	2,708,101
3.65%, 08/16/32 (Call 05/16/32)	2,205	2,027,409
3.88%, 03/15/39 (Call 09/15/38)	3,083	2,723,831
4.10%, 08/16/52 (Call 02/16/52)	990	885,892
4.15%, 05/15/48 (Call 11/15/47)	5,481	4,858,194
4.60%, 02/15/28 (Call 01/15/28)	2,300	2,287,373
4.70%, 11/18/24	1,855	1,842,850
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	5,825	5,146,038
2.50%, 10/25/31 (Call 07/25/31)	4,645	3,839,975
3.13%, 10/25/41 (Call 04/25/41)	4,525	3,525,201
3.25%, 10/25/51 (Call 04/25/51)	4,205	3,154,969
3.88%, 04/22/27 (Call 03/22/27)	880	844,730
4.13%, 04/22/29 (Call 02/22/29)	535	509,069
4.25%, 04/22/32 (Call 01/22/32)	1,070	1,023,733
4.50%, 04/22/52 (Call 10/22/51)	1,380	1,294,785
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	3,321	2,797,079
2.95%, 06/01/24 (Call 04/01/24)	4,273	4,149,852

		561,405,661

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	2,624	2,172,724
3.48%, 12/01/27 (Call 09/01/27)	2,346	2,146,121
3.84%, 05/01/25 (Call 04/01/25)	2,445	2,355,660
4.20%, 05/01/30 (Call 02/01/30)	1,535	1,401,654

		8,076,159

Software — 0.7%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	2,516	1,962,908
2.50%, 09/15/50 (Call 03/15/50)	4,143	2,584,652
3.40%, 09/15/26 (Call 06/15/26)	3,915	3,702,259
3.40%, 06/15/27 (Call 03/15/27)	2,350	2,205,569
4.50%, 06/15/47 (Call 12/15/46)	2,213	1,954,167
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	3,823	3,610,059
2.15%, 02/01/27 (Call 12/01/26)	3,341	3,036,835
2.30%, 02/01/30 (Call 11/01/29)	5,988	5,117,405
3.25%, 02/01/25 (Call 11/01/24)	3,043	2,946,506
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	4,315	3,451,914
2.85%, 01/15/30 (Call 10/15/29)	2,662	2,281,813
3.50%, 06/15/27 (Call 03/15/27)	3,635	3,410,975
4.38%, 06/15/25 (Call 03/15/25)	2,577	2,536,696
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	4,611	3,730,253
2.90%, 12/01/29 (Call 09/01/29)	3,693	3,116,855
3.40%, 06/27/26 (Call 03/27/26)	3,919	3,675,356
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,785	1,756,476
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	3,387	2,650,836
2.95%, 02/15/51 (Call 08/15/50)	3,145	2,003,334
4.80%, 03/01/26 (Call 12/01/25)	2,977	2,951,844
Fidelity National Information Services Inc.
0.60%, 03/01/24	2,898	2,761,852
1.15%, 03/01/26 (Call 02/01/26)	5,553	4,869,925
1.65%, 03/01/28 (Call 01/01/28)	4,885	4,090,113

80	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.25%, 03/01/31 (Call 12/01/30)	$4,350	$3,420,100
3.10%, 03/01/41 (Call 09/01/40)	2,975	2,050,905
4.50%, 07/15/25	1,310	1,280,656
4.50%, 08/15/46 (Call 02/15/46)	1,277	1,011,384
4.70%, 07/15/27 (Call 06/15/27)	2,410	2,345,388
5.10%, 07/15/32 (Call 04/15/32)	1,870	1,788,374
5.63%, 07/15/52 (Call 01/15/52)	1,920	1,794,106
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,635	1,450,670
2.65%, 06/01/30 (Call 03/01/30)	5,014	4,198,322
2.75%, 07/01/24 (Call 06/01/24)	6,662	6,413,774
3.20%, 07/01/26 (Call 05/01/26)	7,929	7,403,387
3.50%, 07/01/29 (Call 04/01/29)	8,460	7,554,865
3.85%, 06/01/25 (Call 03/01/25)	4,565	4,396,095
4.20%, 10/01/28 (Call 07/01/28)	2,702	2,538,448
4.40%, 07/01/49 (Call 01/01/49)	7,040	5,674,029
5.45%, 03/02/28 (Call 02/02/28)	2,450	2,448,064
5.60%, 03/02/33 (Call 12/01/32)	625	624,187
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,215	3,824,649
1.35%, 07/15/27 (Call 05/15/27)	4,289	3,710,628
1.65%, 07/15/30 (Call 04/15/30)	4,462	3,587,136
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	12,552	11,634,700
2.53%, 06/01/50 (Call 12/01/49)	32,560	21,741,289
2.68%, 06/01/60 (Call 12/01/59)	14,128	9,141,240
2.70%, 02/12/25 (Call 11/12/24)	7,615	7,329,666
2.92%, 03/17/52 (Call 09/17/51)	30,711	22,150,923
3.04%, 03/17/62 (Call 09/17/61)	8,629	6,042,716
3.13%, 11/03/25 (Call 08/03/25)	6,536	6,263,449
3.30%, 02/06/27 (Call 11/06/26)	13,480	12,876,366
3.45%, 08/08/36 (Call 02/08/36)	4,366	3,817,761
3.50%, 02/12/35 (Call 08/12/34)	10,736	9,706,418
3.50%, 11/15/42	1,045	884,488
3.70%, 08/08/46 (Call 02/08/46)	1,625	1,390,350
3.75%, 02/12/45 (Call 08/12/44)	790	680,964
3.95%, 08/08/56 (Call 02/08/56)	400	344,744
4.00%, 02/12/55 (Call 08/12/54)(b)	490	435,434
4.10%, 02/06/37 (Call 08/06/36)	2,035	1,908,342
4.20%, 11/03/35 (Call 05/03/35)	450	430,888
4.25%, 02/06/47 (Call 08/06/46)	525	487,121
4.45%, 11/03/45 (Call 05/03/45)	1,301	1,233,075
4.50%, 10/01/40	405	395,956
4.50%, 02/06/57 (Call 08/06/56)	340	328,991
5.30%, 02/08/41	590	632,663
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	7,545	6,740,929
2.30%, 03/25/28 (Call 01/25/28)	9,425	8,177,318
2.50%, 04/01/25 (Call 03/01/25)	8,669	8,175,734
2.65%, 07/15/26 (Call 04/15/26)	12,955	11,838,538
2.80%, 04/01/27 (Call 02/01/27)	7,672	6,961,266
2.88%, 03/25/31 (Call 12/25/30)	9,351	7,746,742
2.95%, 11/15/24 (Call 09/15/24)	4,317	4,140,607
2.95%, 05/15/25 (Call 02/15/25)	7,644	7,249,417
2.95%, 04/01/30 (Call 01/01/30)	12,390	10,576,476
3.25%, 11/15/27 (Call 08/15/27)	8,097	7,408,188
3.25%, 05/15/30 (Call 02/15/30)	1,414	1,232,428
3.40%, 07/08/24 (Call 04/08/24)	7,429	7,228,045
3.60%, 04/01/40 (Call 10/01/39)	10,920	8,064,311
3.60%, 04/01/50 (Call 10/01/49)	16,313	11,062,172

Security	Par (000)	Value

Software (continued)
3.65%, 03/25/41 (Call 09/25/40)	$6,403	$4,717,090
3.80%, 11/15/37 (Call 05/15/37)	6,563	5,187,658
3.85%, 07/15/36 (Call 01/15/36)	4,407	3,588,400
3.85%, 04/01/60 (Call 10/01/59)	11,872	7,891,675
3.90%, 05/15/35 (Call 11/15/34)	4,740	3,935,006
3.95%, 03/25/51 (Call 09/25/50)	9,450	6,781,131
4.00%, 07/15/46 (Call 01/15/46)	10,729	7,850,731
4.00%, 11/15/47 (Call 05/15/47)	7,357	5,387,972
4.10%, 03/25/61 (Call 09/25/60)	5,715	3,978,840
4.13%, 05/15/45 (Call 11/15/44)	7,664	5,782,488
4.30%, 07/08/34 (Call 01/08/34)	6,039	5,309,006
4.38%, 05/15/55 (Call 11/15/54)	5,019	3,808,618
4.50%, 05/06/28 (Call 04/06/28)	1,715	1,649,453
4.50%, 07/08/44 (Call 01/08/44)	2,473	2,011,909
4.65%, 05/06/30 (Call 03/06/30)	1,715	1,627,501
4.90%, 02/06/33 (Call 11/06/32)	3,100	2,926,927
5.38%, 07/15/40	7,499	6,884,832
5.55%, 02/06/53 (Call 08/06/52)	4,505	4,120,093
5.80%, 11/10/25	1,245	1,259,803
6.13%, 07/08/39	3,803	3,799,159
6.15%, 11/09/29 (Call 09/09/29)	4,065	4,207,234
6.25%, 11/09/32 (Call 08/09/32)	6,360	6,620,760
6.50%, 04/15/38	5,625	5,859,619
6.90%, 11/09/52 (Call 05/09/52)	7,910	8,526,347
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,382	2,144,919
1.40%, 09/15/27 (Call 07/15/27)	2,526	2,140,381
1.75%, 02/15/31 (Call 11/15/30)	2,315	1,783,916
2.00%, 06/30/30 (Call 03/30/30)	3,134	2,521,992
2.35%, 09/15/24 (Call 08/15/24)	2,500	2,386,300
2.95%, 09/15/29 (Call 06/15/29)	3,433	2,982,796
3.80%, 12/15/26 (Call 09/15/26)	2,942	2,799,195
3.85%, 12/15/25 (Call 09/15/25)	1,886	1,816,614
4.20%, 09/15/28 (Call 06/15/28)	2,419	2,309,081
salesforce.com Inc.
0.63%, 07/15/24 (Call 03/31/23)	630	592,099
1.50%, 07/15/28 (Call 05/15/28)	1,880	1,593,413
1.95%, 07/15/31 (Call 04/15/31)	4,522	3,623,705
2.70%, 07/15/41 (Call 01/15/41)	2,155	1,522,938
2.90%, 07/15/51 (Call 01/15/51)	4,325	2,908,476
3.05%, 07/15/61 (Call 01/15/61)	3,115	1,997,494
3.70%, 04/11/28 (Call 01/11/28)	8,936	8,513,506
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	7,519	5,732,711
Take-Two Interactive Software Inc.
3.30%, 03/28/24	2,832	2,767,119
3.55%, 04/14/25	2,820	2,710,443
3.70%, 04/14/27 (Call 03/14/27)	2,570	2,424,923
4.00%, 04/14/32 (Call 01/14/32)	2,313	2,059,958
VMware Inc.
1.00%, 08/15/24 (Call 03/31/23)	1,000	934,600
1.40%, 08/15/26 (Call 07/15/26)	2,707	2,336,033
1.80%, 08/15/28 (Call 06/15/28)	1,599	1,306,991
2.20%, 08/15/31 (Call 05/15/31)	1,142	866,093
3.90%, 08/21/27 (Call 05/21/27)	3,534	3,302,700
4.50%, 05/15/25 (Call 04/15/25)	2,931	2,870,416
4.65%, 05/15/27 (Call 03/15/27)	5,021	4,848,077
4.70%, 05/15/30 (Call 02/15/30)	2,590	2,429,394
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	2,780	2,597,882
3.70%, 04/01/29 (Call 02/01/29)	2,013	1,838,634

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.80%, 04/01/32 (Call 01/01/32)(b)	$2,985	$2,625,039

		561,383,574

Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	5,400	4,637,412
3.63%, 04/22/29 (Call 01/22/29)	3,686	3,353,265
4.38%, 07/16/42	5,065	4,401,586
4.38%, 04/22/49 (Call 10/22/48)(b)	3,966	3,412,426
4.70%, 07/21/32 (Call 04/21/32)	1,295	1,236,932
6.13%, 11/15/37	2,790	2,945,068
6.13%, 03/30/40	4,551	4,795,070
6.38%, 03/01/35	3,841	4,160,917
AT&T Inc.
0.90%, 03/25/24 (Call 03/13/23)	2,510	2,394,490
1.65%, 02/01/28 (Call 12/01/27)	11,606	9,861,386
1.70%, 03/25/26 (Call 03/25/23)	4,954	4,452,606
2.25%, 02/01/32 (Call 11/01/31)	9,021	7,043,507
2.30%, 06/01/27 (Call 04/01/27)	4,312	3,844,967
2.55%, 12/01/33 (Call 09/01/33)	23,318	17,852,028
2.75%, 06/01/31 (Call 03/01/31)	10,971	9,066,105
2.95%, 07/15/26 (Call 04/15/26)(b)	2,093	1,956,181
3.10%, 02/01/43 (Call 08/01/42)	225	157,019
3.30%, 02/01/52 (Call 08/01/51)	350	239,264
3.50%, 06/01/41 (Call 12/01/40)	10,650	7,991,227
3.50%, 09/15/53 (Call 03/15/53)	29,761	20,431,819
3.50%, 02/01/61 (Call 08/01/60)	250	164,710
3.55%, 09/15/55 (Call 03/15/55)	29,628	20,088,377
3.65%, 06/01/51 (Call 12/01/50)	8,846	6,320,555
3.65%, 09/15/59 (Call 03/15/59)	25,312	17,137,996
3.80%, 02/15/27 (Call 11/15/26)	1,049	996,183
3.80%, 12/01/57 (Call 06/01/57)	23,611	16,573,741
3.85%, 06/01/60 (Call 12/01/59)	8,275	5,783,646
3.88%, 01/15/26 (Call 10/15/25)	1,739	1,674,987
4.10%, 02/15/28 (Call 11/15/27)	895	853,033
4.25%, 03/01/27 (Call 12/01/26)	2,044	1,982,660
4.30%, 02/15/30 (Call 11/15/29)	9,922	9,310,904
4.30%, 12/15/42 (Call 06/15/42)	2,193	1,812,909
4.35%, 03/01/29 (Call 12/01/28)	11,619	11,015,044
4.35%, 06/15/45 (Call 12/15/44)	1,755	1,427,412
4.50%, 05/15/35 (Call 11/15/34)	10,766	9,677,127
4.50%, 03/09/48 (Call 09/09/47)	3,515	2,894,040
4.55%, 03/09/49 (Call 09/09/48)	3,064	2,536,900
4.65%, 06/01/44 (Call 12/01/43)	1,944	1,657,863
4.75%, 05/15/46 (Call 11/15/45)	2,756	2,367,707
4.80%, 06/15/44 (Call 12/15/43)	435	379,598
4.85%, 03/01/39 (Call 09/01/38)	11,097	9,967,658
4.85%, 07/15/45 (Call 01/15/45)	594	516,049
4.90%, 08/15/37 (Call 02/14/37)	4,253	3,903,999
5.15%, 03/15/42	550	504,059
5.15%, 11/15/46 (Call 05/15/46)	1,451	1,320,671
5.15%, 02/15/50 (Call 08/14/49)	1,132	1,033,007
5.25%, 03/01/37 (Call 09/01/36)	1,550	1,492,883
5.35%, 09/01/40	613	583,570
5.45%, 03/01/47 (Call 09/01/46)	882	841,666
5.54%, 02/20/26 (Call 02/20/24)	70	69,690
5.55%, 08/15/41	172	167,265
5.65%, 02/15/47 (Call 08/15/46)	277	272,225
5.70%, 03/01/57 (Call 09/01/56)	686	667,601
6.00%, 08/15/40 (Call 05/15/40)	1,544	1,567,268
6.30%, 01/15/38	470	491,253

Security	Par (000)	Value

Telecommunications (continued)
6.38%, 03/01/41	$629	$658,821
6.55%, 02/15/39	640	681,837
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	2,195	1,612,513
4.30%, 07/29/49 (Call 01/29/49)	2,650	2,178,432
4.46%, 04/01/48 (Call 10/01/47)	4,251	3,611,437
Series US-3, 0.75%, 03/17/24	420	399,563
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	2,094	1,540,200
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	2,255	1,770,085
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	1,025	689,190
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/24/28)	3,408	3,344,577
9.63%, 12/15/30	7,451	9,005,204
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	2,862	2,647,379
2.95%, 02/28/26	1,875	1,776,075
3.50%, 06/15/25	2,418	2,343,864
3.63%, 03/04/24	4,377	4,311,564
5.50%, 01/15/40	6,936	7,296,949
5.90%, 02/15/39	7,250	7,938,025
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	1,808	1,359,471
4.38%, 11/15/57 (Call 05/15/57)	2,877	2,307,814
4.70%, 03/15/37	1,097	1,002,274
4.75%, 03/15/42	1,280	1,169,459
5.35%, 11/15/48 (Call 05/15/48)	2,014	1,928,425
5.45%, 11/15/79 (Call 05/15/79)	4,048	3,573,898
5.75%, 08/15/40	2,007	2,033,091
5.85%, 11/15/68 (Call 05/15/68)	1,292	1,223,860
Deutsche Telekom International Finance BV
8.75%, 06/15/30	9,835	11,662,736
9.25%, 06/01/32	3,247	4,112,390
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	420	373,548
2.00%, 12/10/30 (Call 09/10/30)	1,261	972,054
3.75%, 08/15/29 (Call 05/15/29)	2,711	2,431,848
5.95%, 03/15/41	1,314	1,282,871
Koninklijke KPN NV, 8.38%, 10/01/30	1,062	1,239,343
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	1,726	1,350,008
2.75%, 05/24/31 (Call 02/24/31)	3,905	3,104,514
4.00%, 09/01/24	395	387,222
4.60%, 02/23/28 (Call 11/23/27)	3,860	3,726,869
4.60%, 05/23/29 (Call 02/23/29)	3,041	2,861,794
5.50%, 09/01/44	993	908,615
5.60%, 06/01/32 (Call 03/01/32)	3,335	3,262,230
Nokia OYJ
4.38%, 06/12/27	308	287,980
6.63%, 05/15/39	145	141,465
Orange SA
5.38%, 01/13/42	3,363	3,323,653
5.50%, 02/06/44 (Call 08/06/43)	2,329	2,346,561
9.00%, 03/01/31	8,725	10,672,071
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	3,772	3,447,382
2.95%, 03/15/25 (Call 03/15/23)(f)	3,350	3,178,044
3.20%, 03/15/27 (Call 02/15/27)(f)	2,655	2,442,042
3.63%, 12/15/25 (Call 09/15/25)	4,003	3,802,330
3.70%, 11/15/49 (Call 05/15/49)	4,153	2,929,609
3.80%, 03/15/32 (Call 12/15/31)(f)	3,270	2,856,672

82	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 02/15/48 (Call 08/15/47)	$3,712	$2,848,923
4.35%, 05/01/49 (Call 11/01/48)	4,318	3,365,924
4.50%, 03/15/42 (Call 09/15/41)(f)	3,300	2,706,924
4.50%, 03/15/43 (Call 09/15/42)	2,088	1,700,989
4.55%, 03/15/52 (Call 09/15/51)(f)	4,375	3,495,844
5.00%, 03/15/44 (Call 09/15/43)	4,343	3,767,987
5.45%, 10/01/43 (Call 04/01/43)	2,778	2,544,398
7.50%, 08/15/38	1,721	1,925,816
Telefonica Emisiones SA
4.10%, 03/08/27	5,134	4,862,617
4.67%, 03/06/38	2,959	2,442,329
4.90%, 03/06/48	4,541	3,601,240
5.21%, 03/08/47	8,809	7,367,407
5.52%, 03/01/49 (Call 09/01/48)	4,565	3,959,955
7.05%, 06/20/36	8,095	8,529,701
Telefonica Europe BV, 8.25%, 09/15/30	4,820	5,464,771
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	3,540	3,250,109
3.40%, 05/13/32 (Call 02/13/32)	3,735	3,171,725
3.70%, 09/15/27 (Call 06/15/27)	2,338	2,205,272
4.30%, 06/15/49 (Call 12/15/48)	1,652	1,373,506
4.60%, 11/16/48 (Call 05/16/48)	2,482	2,180,363
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,556	1,392,853
2.05%, 02/15/28 (Call 12/15/27)	8,010	6,877,867
2.25%, 02/15/26 (Call 02/15/24)	7,321	6,663,355
2.25%, 11/15/31 (Call 08/15/31)	4,679	3,670,769
2.40%, 03/15/29 (Call 01/15/29)	691	584,441
2.55%, 02/15/31 (Call 11/15/30)	9,639	7,860,026
2.63%, 04/15/26 (Call 04/15/23)	3,872	3,545,939
2.63%, 02/15/29 (Call 02/15/24)	7,750	6,603,542
2.70%, 03/15/32 (Call 01/15/29)	3,185	2,578,544
2.88%, 02/15/31 (Call 02/15/26)	6,510	5,406,099
3.00%, 02/15/41 (Call 08/15/40)	9,941	6,934,742
3.30%, 02/15/51 (Call 08/15/50)	9,874	6,605,410
3.38%, 04/15/29 (Call 04/15/24)	4,245	3,755,594
3.40%, 10/15/52 (Call 04/15/52)	9,375	6,364,594
3.50%, 04/15/25 (Call 03/15/25)	10,751	10,298,060
3.50%, 04/15/31 (Call 04/15/26)	5,010	4,339,912
3.60%, 11/15/60 (Call 05/15/60)	7,558	5,039,523
3.75%, 04/15/27 (Call 02/15/27)	12,647	11,891,848
3.88%, 04/15/30 (Call 01/15/30)	24,597	22,309,725
4.38%, 04/15/40 (Call 10/15/39)	7,780	6,613,156
4.50%, 04/15/50 (Call 10/15/49)	11,212	9,312,575
4.75%, 02/01/28 (Call 02/01/24)	5,540	5,367,152
4.95%, 03/15/28 (Call 02/15/28)	3,465	3,402,249
5.05%, 07/15/33 (Call 04/15/33)	7,840	7,552,899
5.20%, 01/15/33 (Call 10/15/32)	870	848,485
5.38%, 04/15/27 (Call 04/15/23)	5,795	5,801,722
5.65%, 01/15/53 (Call 07/15/52)	8,320	8,160,672
5.80%, 09/15/62 (Call 03/15/62)	950	929,414
Verizon Communications Inc.
0.75%, 03/22/24	2,185	2,082,108
0.85%, 11/20/25 (Call 10/20/25)	6,151	5,499,302
1.45%, 03/20/26 (Call 02/20/26)	5,210	4,663,888
1.50%, 09/18/30 (Call 06/18/30)	2,440	1,889,146
1.68%, 10/30/30 (Call 07/30/30)	2,873	2,217,295
1.75%, 01/20/31 (Call 10/20/30)	8,730	6,734,671
2.10%, 03/22/28 (Call 01/22/28)	11,115	9,599,692
2.36%, 03/15/32 (Call 12/15/31)	19,312	15,172,859

Security	Par (000)	Value

Telecommunications (continued)
2.55%, 03/21/31 (Call 12/21/30)	$12,793	$10,450,985
2.63%, 08/15/26	9,529	8,749,242
2.65%, 11/20/40 (Call 05/20/40)	12,638	8,543,794
2.85%, 09/03/41 (Call 03/03/41)	3,992	2,764,021
2.88%, 11/20/50 (Call 05/20/50)	11,704	7,376,446
2.99%, 10/30/56 (Call 04/30/56)	14,639	8,947,503
3.00%, 03/22/27 (Call 01/22/27)	3,562	3,285,304
3.00%, 11/20/60 (Call 05/20/60)	8,546	5,141,872
3.15%, 03/22/30 (Call 12/22/29)	7,464	6,532,418
3.38%, 02/15/25	6,658	6,430,696
3.40%, 03/22/41 (Call 09/22/40)	9,615	7,251,345
3.50%, 11/01/24 (Call 08/01/24)	4,354	4,241,972
3.55%, 03/22/51 (Call 09/22/50)	17,273	12,471,279
3.70%, 03/22/61 (Call 09/22/60)	8,335	5,862,922
3.85%, 11/01/42 (Call 05/01/42)	4,936	3,926,292
3.88%, 02/08/29 (Call 11/08/28)	4,552	4,237,002
3.88%, 03/01/52 (Call 09/01/51)	5,365	4,098,645
4.00%, 03/22/50 (Call 09/22/49)	4,417	3,471,188
4.02%, 12/03/29 (Call 09/03/29)	11,254	10,393,069
4.13%, 03/16/27	8,983	8,643,802
4.13%, 08/15/46	2,927	2,384,744
4.27%, 01/15/36	8,419	7,421,096
4.33%, 09/21/28	15,976	15,295,742
4.40%, 11/01/34 (Call 05/01/34)	5,869	5,338,090
4.50%, 08/10/33	9,641	8,948,005
4.52%, 09/15/48	990	845,232
4.67%, 03/15/55	145	125,284
4.75%, 11/01/41	1,448	1,321,126
4.81%, 03/15/39	5,851	5,361,037
4.86%, 08/21/46	8,924	8,045,521
5.01%, 04/15/49	2,015	1,846,747
5.01%, 08/21/54	60	55,252
5.25%, 03/16/37	4,802	4,684,447
5.50%, 03/16/47	3,231	3,140,112
5.85%, 09/15/35	737	745,048
6.55%, 09/15/43	2,688	2,920,512
7.75%, 12/01/30	654	750,243
Vodafone Group PLC
4.13%, 05/30/25	6,849	6,667,365
4.25%, 09/17/50	6,039	4,738,260
4.38%, 05/30/28	1,100	1,073,171
4.38%, 02/19/43	6,052	4,950,173
4.88%, 06/19/49	2,558	2,215,407
5.13%, 06/19/59	1,471	1,294,995
5.63%, 02/10/53 (Call 08/10/52)	3,000	2,883,210
5.75%, 02/10/63 (Call 08/10/62)	2,300	2,184,724
6.15%, 02/27/37	5,960	6,165,680
6.25%, 11/30/32	1,983	2,099,224
7.88%, 02/15/30	2,820	3,205,579

		920,657,140

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	2,958	2,835,391
3.50%, 09/15/27 (Call 06/15/27)(b)	2,214	2,029,817
3.55%, 11/19/26 (Call 09/19/26)	3,044	2,829,307
3.90%, 11/19/29 (Call 08/19/29)	2,514	2,216,543
5.10%, 05/15/44 (Call 11/15/43)(b)	1,586	1,337,014
6.35%, 03/15/40	1,979	1,935,957

		13,184,029

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(a)	$1,247	$1,212,857
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	1,964	1,311,107
3.00%, 04/01/25 (Call 01/01/25)	3,935	3,767,054
3.05%, 02/15/51 (Call 08/15/50)	2,347	1,620,463
3.25%, 06/15/27 (Call 03/15/27)(b)	4,888	4,611,828
3.30%, 09/15/51 (Call 03/15/51)	3,935	2,856,613
3.40%, 09/01/24 (Call 06/01/24)	2,968	2,892,108
3.55%, 02/15/50 (Call 08/15/49)	2,871	2,202,201
3.65%, 09/01/25 (Call 06/01/25)	2,209	2,129,410
3.75%, 04/01/24 (Call 01/01/24)	3,803	3,743,787
3.90%, 08/01/46 (Call 02/01/46)	3,421	2,768,000
4.05%, 06/15/48 (Call 12/15/47)	2,883	2,410,822
4.13%, 06/15/47 (Call 12/15/46)	2,840	2,406,275
4.15%, 04/01/45 (Call 10/01/44)	3,698	3,159,756
4.15%, 12/15/48 (Call 06/15/48)	1,850	1,564,897
4.38%, 09/01/42 (Call 03/01/42)	1,387	1,235,498
4.40%, 03/15/42 (Call 09/15/41)	3,042	2,708,718
4.45%, 03/15/43 (Call 09/15/42)	3,365	2,999,023
4.45%, 01/15/53 (Call 07/15/52)	925	823,158
4.55%, 09/01/44 (Call 03/01/44)	3,043	2,752,880
4.70%, 09/01/45 (Call 03/01/45)	2,479	2,285,192
4.90%, 04/01/44 (Call 10/01/43)	2,559	2,404,718
4.95%, 09/15/41 (Call 03/15/41)	1,443	1,377,675
5.05%, 03/01/41 (Call 09/01/40)	1,520	1,475,054
5.15%, 09/01/43 (Call 03/01/43)	2,900	2,843,508
5.40%, 06/01/41 (Call 12/01/40)	1,687	1,689,733
5.75%, 05/01/40 (Call 11/01/39)	2,691	2,805,529
6.15%, 05/01/37	1,287	1,410,217
6.20%, 08/15/36	780	845,013
7.00%, 12/15/25	1,764	1,852,676
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	2,002	1,231,490
2.75%, 03/01/26 (Call 12/01/25)	4,763	4,458,549
2.95%, 11/21/24 (Call 08/21/24)	2,973	2,858,599
3.20%, 08/02/46 (Call 02/02/46)	2,634	1,924,875
3.65%, 02/03/48 (Call 08/03/47)	2,264	1,809,457
3.85%, 08/05/32 (Call 05/05/32)	2,700	2,476,629
4.40%, 08/05/52 (Call 02/05/52)	1,965	1,749,636
4.45%, 01/20/49 (Call 07/20/48)	2,515	2,258,797
6.20%, 06/01/36	968	1,044,278
6.25%, 08/01/34	1,140	1,246,123
6.38%, 11/15/37	1,257	1,354,468
6.90%, 07/15/28	1,710	1,860,617
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 03/31/23)	4,526	4,216,829
1.75%, 12/02/26 (Call 11/02/26)	1,390	1,230,525
2.05%, 03/05/30 (Call 12/05/29)	2,871	2,359,244
2.45%, 12/02/31 (Call 09/02/31)	2,740	2,280,502
2.90%, 02/01/25 (Call 11/01/24)	5,973	5,696,570
3.00%, 12/02/41 (Call 06/02/41)	1,995	1,510,534
3.10%, 12/02/51 (Call 06/02/51)	3,312	2,260,672
4.00%, 06/01/28 (Call 03/01/28)	4,115	3,910,855
4.80%, 09/15/35 (Call 03/15/35)	2,633	2,456,615
4.80%, 08/01/45 (Call 02/01/45)	2,342	2,132,930
5.95%, 05/15/37	1,123	1,151,345
6.13%, 09/15/2115 (Call 03/15/15)	2,489	2,538,531
7.13%, 10/15/31	3,792	4,247,419

Security	Par (000)	Value

Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	$3,933	$3,744,491
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,228	1,880,566
2.50%, 05/15/51 (Call 11/15/50)	776	477,108
2.60%, 11/01/26 (Call 08/01/26)	3,933	3,604,909
3.25%, 06/01/27 (Call 03/01/27)	5,031	4,691,206
3.35%, 11/01/25 (Call 08/01/25)	5,499	5,249,015
3.35%, 09/15/49 (Call 03/15/49)	3,044	2,192,228
3.40%, 08/01/24 (Call 05/01/24)	4,034	3,926,373
3.80%, 03/01/28 (Call 12/01/27)	2,901	2,755,776
3.80%, 11/01/46 (Call 05/01/46)	1,504	1,176,669
3.80%, 04/15/50 (Call 10/15/49)	1,791	1,383,601
3.95%, 05/01/50 (Call 11/01/49)	2,681	2,140,752
4.10%, 11/15/32 (Call 08/15/32)	2,575	2,373,146
4.10%, 03/15/44 (Call 09/15/43)	3,453	2,908,635
4.25%, 03/15/29 (Call 12/15/28)	4,550	4,316,676
4.25%, 11/01/66 (Call 05/01/66)	2,068	1,640,379
4.30%, 03/01/48 (Call 09/01/47)	2,165	1,842,220
4.40%, 03/01/43 (Call 09/01/42)	1,540	1,331,007
4.50%, 03/15/49 (Call 09/15/48)	1,976	1,727,241
4.50%, 11/15/52 (Call 05/15/52)	2,645	2,295,199
4.50%, 08/01/54 (Call 02/01/54)	1,325	1,131,709
4.65%, 03/01/68 (Call 09/01/67)	2,040	1,731,450
4.75%, 05/30/42 (Call 11/30/41)	2,790	2,537,031
4.75%, 11/15/48 (Call 05/15/48)	1,821	1,643,434
5.50%, 04/15/41 (Call 10/15/40)	774	771,949
6.00%, 10/01/36	1,487	1,547,610
6.15%, 05/01/37	1,425	1,502,777
6.22%, 04/30/40	3,098	3,317,493
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	3,620	2,940,345
3.10%, 08/05/29 (Call 05/05/29)	4,284	3,777,417
3.25%, 04/01/26 (Call 01/01/26)	5,118	4,843,470
3.25%, 05/15/41 (Call 11/15/40)	2,050	1,475,406
3.40%, 02/15/28 (Call 11/15/27)	3,047	2,807,902
3.88%, 08/01/42	1,025	793,371
3.90%, 02/01/35	2,645	2,262,083
4.05%, 02/15/48 (Call 08/15/47)	2,070	1,586,448
4.10%, 04/15/43	1,885	1,482,553
4.10%, 02/01/45	1,235	965,721
4.20%, 10/17/28 (Call 07/17/28)	704	675,910
4.40%, 01/15/47 (Call 07/15/46)	3,725	3,040,978
4.55%, 04/01/46 (Call 10/01/45)	4,285	3,544,338
4.75%, 11/15/45 (Call 05/15/45)	5,142	4,390,805
4.90%, 01/15/34	2,384	2,282,752
4.95%, 10/17/48 (Call 04/17/48)	1,636	1,445,733
5.10%, 01/15/44	3,137	2,836,946
5.25%, 05/15/50 (Call 11/15/49)(b)	4,141	3,839,991
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	2,377	1,948,739
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	4,109	3,949,283
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	2,004	1,734,141
3.50%, 05/01/50 (Call 11/01/49)	1,251	909,865
4.20%, 11/15/69 (Call 05/15/69)	1,395	1,069,812
4.30%, 05/15/43 (Call 11/15/42)	1,961	1,631,219
4.70%, 05/01/48 (Call 11/01/47)	1,960	1,717,019
4.95%, 08/15/45 (Call 02/15/45)	2,072	1,879,428

84	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	$2,942	$2,760,596
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	2,310	1,870,453
2.55%, 11/01/29 (Call 08/01/29)	2,676	2,263,575
2.90%, 06/15/26 (Call 03/15/26)	3,268	3,035,514
2.90%, 08/25/51 (Call 02/25/51)	2,378	1,522,515
3.00%, 03/15/32 (Call 12/15/31)	3,045	2,570,345
3.05%, 05/15/50 (Call 11/15/49)	3,132	2,079,930
3.15%, 06/01/27 (Call 03/01/27)	1,799	1,661,341
3.16%, 05/15/55 (Call 11/15/54)	3,020	1,985,439
3.40%, 11/01/49 (Call 05/01/49)	1,859	1,317,752
3.65%, 08/01/25 (Call 06/01/25)	2,090	2,007,759
3.70%, 03/15/53 (Call 09/15/52)	1,901	1,412,690
3.80%, 08/01/28 (Call 05/01/28)	2,376	2,220,871
3.94%, 11/01/47 (Call 05/01/47)	2,964	2,340,967
3.95%, 10/01/42 (Call 04/01/42)	1,322	1,084,080
4.05%, 08/15/52 (Call 02/15/52)	2,714	2,160,371
4.10%, 05/15/49 (Call 11/15/48)	1,435	1,157,241
4.10%, 05/15/2121 (Call 11/15/20)	2,120	1,447,748
4.15%, 02/28/48 (Call 08/28/47)	2,715	2,210,010
4.45%, 03/01/33 (Call 12/01/32)	1,835	1,724,203
4.45%, 06/15/45 (Call 12/15/44)	2,032	1,721,998
4.55%, 06/01/53 (Call 12/01/52)	2,885	2,492,438
4.65%, 01/15/46 (Call 07/15/45)	2,209	1,944,782
4.84%, 10/01/41	2,192	2,000,989
5.10%, 08/01/2118 (Call 02/01/18)	415	353,555
7.80%, 05/15/27	85	92,820
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,320	2,049,604
2.50%, 09/01/24 (Call 08/01/24)	2,489	2,375,128
2.85%, 03/01/27 (Call 02/01/27)	1,646	1,494,436
2.90%, 12/01/26 (Call 10/01/26)	2,640	2,401,291
3.35%, 09/01/25 (Call 08/01/25)	1,735	1,643,704
3.65%, 03/18/24 (Call 02/18/24)	3,202	3,133,861
4.30%, 06/15/27 (Call 05/15/27)	1,725	1,658,001
4.63%, 06/01/25 (Call 05/01/25)	2,355	2,300,576
5.65%, 03/01/28 (Call 02/01/28)	3,210	3,211,733
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	2,318	2,097,813
2.38%, 05/20/31 (Call 02/20/31)	3,265	2,706,130
2.40%, 02/05/30 (Call 11/05/29)	3,540	3,009,389
2.75%, 03/01/26 (Call 12/01/25)	4,427	4,150,888
2.80%, 02/14/32 (Call 11/14/31)	4,687	3,956,015
2.89%, 04/06/36 (Call 01/06/36)	2,575	2,022,534
2.95%, 03/10/52 (Call 09/10/51)	1,950	1,312,350
2.97%, 09/16/62 (Call 03/16/62)	2,510	1,577,886
3.00%, 04/15/27 (Call 01/15/27)	3,126	2,910,025
3.15%, 03/01/24 (Call 02/01/24)	4,613	4,516,865
3.20%, 05/20/41 (Call 11/20/40)	3,418	2,634,560
3.25%, 01/15/25 (Call 10/15/24)	3,734	3,604,692
3.25%, 08/15/25 (Call 05/15/25)	2,110	2,020,367
3.25%, 02/05/50 (Call 08/05/49)	5,736	4,145,120
3.35%, 08/15/46 (Call 02/15/46)	1,621	1,175,225
3.38%, 02/01/35 (Call 08/01/34)	1,966	1,658,262
3.38%, 02/14/42 (Call 08/14/41)	2,420	1,903,233
3.50%, 02/14/53 (Call 08/14/52)	3,775	2,824,983
3.55%, 08/15/39 (Call 02/15/39)	2,600	2,135,692
3.55%, 05/20/61 (Call 11/20/60)	1,904	1,363,873
3.60%, 09/15/37 (Call 03/15/37)	2,851	2,403,849
3.70%, 03/01/29 (Call 12/01/28)	3,548	3,320,041

Security	Par (000)	Value

Transportation (continued)
3.75%, 03/15/24 (Call 12/15/23)	$1,641	$1,614,367
3.75%, 07/15/25 (Call 05/15/25)	3,375	3,274,897
3.75%, 02/05/70 (Call 08/05/69)	2,450	1,772,306
3.80%, 10/01/51 (Call 04/01/51)	2,948	2,344,662
3.80%, 04/06/71 (Call 10/06/70)	1,705	1,242,485
3.84%, 03/20/60 (Call 09/20/59)	4,491	3,431,977
3.85%, 02/14/72 (Call 08/14/71)	1,505	1,114,994
3.88%, 02/01/55 (Call 08/01/54)	1,398	1,099,611
3.95%, 09/10/28 (Call 06/10/28)	4,709	4,504,488
3.95%, 08/15/59 (Call 02/15/59)	2,280	1,770,420
4.00%, 04/15/47 (Call 10/15/46)	2,404	1,970,415
4.05%, 11/15/45 (Call 05/15/45)	2,246	1,867,482
4.05%, 03/01/46 (Call 09/01/45)	2,525	2,078,479
4.10%, 09/15/67 (Call 03/15/67)	1,571	1,230,297
4.30%, 03/01/49 (Call 09/01/48)	2,864	2,460,061
4.50%, 01/20/33 (Call 10/20/32)	5,755	5,539,936
4.50%, 09/10/48 (Call 03/10/48)	1,898	1,658,985
4.75%, 02/21/26 (Call 01/21/26)	6,115	6,087,544
4.95%, 09/09/52 (Call 03/09/52)	110	106,169
4.96%, 05/15/53 (Call 11/15/52)	4,000	3,826,360
5.15%, 01/20/63 (Call 07/20/62)	698	670,743
6.63%, 02/01/29	1,815	1,971,108
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,553	2,442,940
2.40%, 11/15/26 (Call 08/15/26)	2,322	2,139,444
2.50%, 09/01/29 (Call 06/01/29)	2,360	2,042,108
2.80%, 11/15/24 (Call 09/15/24)	3,457	3,328,780
3.05%, 11/15/27 (Call 08/15/27)	5,766	5,352,578
3.40%, 03/15/29 (Call 12/15/28)	3,504	3,237,906
3.40%, 11/15/46 (Call 05/15/46)	1,181	896,143
3.40%, 09/01/49 (Call 03/01/49)(b)	2,986	2,316,330
3.63%, 10/01/42	1,240	1,021,624
3.75%, 11/15/47 (Call 05/15/47)	3,337	2,737,374
3.90%, 04/01/25 (Call 03/01/25)	3,788	3,702,164
4.25%, 03/15/49 (Call 09/15/48)	3,538	3,125,540
4.45%, 04/01/30 (Call 01/01/30)	1,627	1,590,474
4.88%, 03/03/33 (Call 12/03/32)	2,450	2,433,119
4.88%, 11/15/40 (Call 05/15/40)	2,028	1,967,809
5.05%, 03/03/53 (Call 09/03/52)	2,465	2,435,864
5.20%, 04/01/40 (Call 10/01/39)	1,589	1,602,173
5.30%, 04/01/50 (Call 10/01/49)(b)	4,657	4,792,845
6.20%, 01/15/38	5,632	6,232,484

		484,297,777

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	1,916	1,443,036
3.10%, 06/01/51 (Call 12/01/50)	1,775	1,120,717
3.25%, 03/30/25 (Call 12/30/24)	1,155	1,097,735
3.25%, 09/15/26 (Call 06/15/26)	2,301	2,131,485
3.50%, 03/15/28 (Call 12/15/27)	2,383	2,161,643
3.50%, 06/01/32 (Call 03/01/32)	1,108	931,230
3.85%, 03/30/27 (Call 12/30/26)	3,018	2,831,035
4.00%, 06/30/30 (Call 03/30/30)	1,954	1,757,604
4.55%, 11/07/28 (Call 08/07/28)	3,223	3,060,980
4.70%, 04/01/29 (Call 01/01/29)	1,572	1,506,416
4.90%, 03/15/33 (Call 12/15/32)	1,520	1,431,323
5.20%, 03/15/44 (Call 09/15/43)	1,747	1,569,784

		21,042,988

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	$1,294	$1,135,084
3.38%, 01/20/27 (Call 12/20/26)	1,415	1,249,700

		2,384,784

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,390	1,948,639
2.80%, 05/01/30 (Call 02/01/30)	2,474	2,139,218
2.95%, 09/01/27 (Call 06/01/27)	1,945	1,783,448
3.25%, 06/01/51 (Call 12/01/50)(b)	2,785	1,977,016
3.40%, 03/01/25 (Call 12/01/24)	5,340	5,144,396
3.45%, 06/01/29 (Call 03/01/29)	3,213	2,918,785
3.45%, 05/01/50 (Call 11/01/49)	2,634	1,938,466
3.75%, 09/01/28 (Call 06/01/28)	2,217	2,070,412
3.75%, 09/01/47 (Call 03/01/47)	3,377	2,633,081
3.85%, 03/01/24 (Call 12/01/23)	1,674	1,646,496
4.00%, 12/01/46 (Call 06/01/46)	1,490	1,182,524
4.15%, 06/01/49 (Call 12/01/48)	2,581	2,116,291
4.20%, 09/01/48 (Call 03/01/48)	1,337	1,117,037
4.30%, 12/01/42 (Call 06/01/42)	1,109	966,427
4.30%, 09/01/45 (Call 03/01/45)	1,801	1,535,064
4.45%, 06/01/32 (Call 03/01/32)	2,795	2,659,610
6.59%, 10/15/37	880	960,661
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	2,879	2,312,010
2.70%, 04/15/30 (Call 01/15/30)	2,376	1,992,323
3.35%, 04/15/50 (Call 10/15/49)	2,539	1,770,978
3.57%, 05/01/29 (Call 02/01/29)	2,670	2,397,873
4.28%, 05/01/49 (Call 11/01/48)	2,507	2,034,355
5.30%, 05/01/52 (Call 11/01/51)	1,915	1,808,009
United Utilities PLC, 6.88%, 08/15/28	666	710,276

		47,763,395

Total Corporate Bonds & Notes — 25.4% (Cost: $25,033,104,247)		21,757,307,731

Foreign Government Obligations(g)

Canada — 0.2%
Canada Government International Bond
0.75%, 05/19/26	225	200,396
1.63%, 01/22/25	12,820	12,089,260
2.88%, 04/28/25	4,010	3,854,412
Export Development Canada, 3.88%, 02/14/28	250	245,130
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,215,560
Series HK, 9.38%, 04/15/30	1,405	1,806,324
Series IO, 8.05%, 07/07/24(b)	2,320	2,397,743
Province of Alberta Canada
1.00%, 05/20/25	4,870	4,476,407
1.30%, 07/22/30(b)	5,437	4,356,831
1.88%, 11/13/24	4,064	3,849,136
3.30%, 03/15/28	9,566	9,051,254
Province of British Columbia Canada
0.90%, 07/20/26(b)	895	792,156
1.30%, 01/29/31(b)	3,925	3,128,931
2.25%, 06/02/26	7,330	6,799,821
6.50%, 01/15/26(b)	188	195,917
7.25%, 09/01/36	303	385,316

Security	Par (000)	Value

Canada (continued)
Province of Manitoba Canada
1.50%, 10/25/28	$250	$213,153
2.13%, 06/22/26	55	50,669
3.05%, 05/14/24	2,035	1,981,154
Series GX, 2.60%, 04/16/24	165	160,098
Province of New Brunswick Canada, 3.63%, 02/24/28	1,946	1,858,411
Province of Ontario Canada
0.63%, 01/21/26(b)	3,822	3,403,491
1.05%, 04/14/26	480	429,461
1.05%, 05/21/27	615	532,449
1.13%, 10/07/30	9,347	7,369,829
1.60%, 02/25/31	7,385	5,995,217
1.80%, 10/14/31	250	204,810
2.00%, 10/02/29(b)	5,630	4,857,620
2.13%, 01/21/32	460	385,839
2.30%, 06/15/26	8,465	7,849,171
2.50%, 04/27/26	12,604	11,779,698
3.20%, 05/16/24	5,870	5,723,602
Province of Quebec Canada
0.60%, 07/23/25	931	843,654
1.35%, 05/28/30	4,790	3,902,844
1.90%, 04/21/31	2,350	1,947,468
2.50%, 04/20/26(b)	8,616	8,075,260
2.75%, 04/12/27(b)	5,192	4,835,933
Series PD, 7.50%, 09/15/29	5,122	5,964,364
Series QO, 2.88%, 10/16/24	8,478	8,180,846
Series QW, 2.50%, 04/09/24	225	218,189
Series QX, 1.50%, 02/11/25	7,365	6,894,229

		148,502,053

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)(b)	10,207	8,516,108
2.55%, 01/27/32 (Call 10/27/31)(b)	8,576	7,033,263
2.55%, 07/27/33 (Call 04/27/33)	6,108	4,804,247
2.75%, 01/31/27 (Call 12/31/26)	625	574,381
3.10%, 05/07/41 (Call 11/07/40)	9,026	6,576,163
3.10%, 01/22/61 (Call 07/22/60)	5,620	3,498,394
3.13%, 03/27/25(b)	1,475	1,427,653
3.13%, 01/21/26	7,495	7,154,577
3.24%, 02/06/28 (Call 11/06/27)	9,980	9,245,073
3.25%, 09/21/71 (Call 03/21/71)	2,978	1,836,682
3.50%, 01/31/34 (Call 10/31/33)	4,578	3,912,862
3.50%, 01/25/50 (Call 07/25/49)	10,230	7,397,211
3.63%, 10/30/42	1,283	983,266
3.86%, 06/21/47	3,443	2,720,245
4.00%, 01/31/52 (Call 07/31/51)	3,158	2,466,872
4.34%, 03/07/42 (Call 09/07/41)	3,251	2,782,758

		70,929,755

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	462	486,999

Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(d)	2,300	1,883,884

86	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	$10,530	$10,505,676
7.63%, 03/29/41	3,625	4,075,950

		14,581,626

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	220	176,374
2.15%, 07/28/31 (Call 04/28/31)	3,620	2,951,748
2.85%, 02/14/30	5,376	4,756,685
3.05%, 03/12/51(b)	1,100	795,729
3.20%, 09/23/61 (Call 03/23/61)	725	490,238
3.35%, 03/12/71	1,140	774,824
3.40%, 09/18/29(b)	2,795	2,563,043
3.50%, 01/11/28	2,167	2,041,899
3.50%, 02/14/50	3,641	2,717,060
3.55%, 03/31/32 (Call 12/31/31)	1,190	1,072,202
3.70%, 10/30/49	4,141	3,271,887
3.85%, 10/15/30(b)	10,150	9,484,464
4.10%, 04/24/28	4,500	4,342,140
4.15%, 09/20/27 (Call 06/20/27)	4,425	4,275,789
4.20%, 10/15/50	6,280	5,286,002
4.30%, 03/31/52 (Call 09/30/51)	2,350	2,005,255
4.35%, 01/11/48	6,760	5,940,688
4.45%, 04/15/70	4,935	4,139,971
4.65%, 09/20/32 (Call 06/20/32)	5,845	5,688,179
4.75%, 02/11/29(b)	4,033	4,002,026
4.85%, 01/11/33 (Call 10/11/32)	270	265,056
5.35%, 02/11/49	4,095	4,091,970
5.45%, 09/20/52 (Call 03/20/52)	1,925	1,915,856

		73,049,085

Israel — 0.1%
Israel Government AID Bond, 5.50%, 12/04/23	25,000	25,068,000
Israel Government International Bond
2.75%, 07/03/30	10,000	8,849,700
2.88%, 03/16/26	3,035	2,860,943
3.25%, 01/17/28	3,920	3,661,358
3.88%, 07/03/50	6,185	4,984,739
4.13%, 01/17/48	2,530	2,147,363
4.50%, 01/17/33	3,200	3,096,832
4.50%, 01/30/43	5,193	4,689,954
4.50%, April 03, 2120	2,928	2,362,984
State of Israel
2.50%, 01/15/30	2,905	2,526,101
3.38%, 01/15/50	6,053	4,482,065

		64,730,039

Italy — 0.0%
Republic of Italy Government International Bond
0.88%, 05/06/24	1,775	1,669,512
1.25%, 02/17/26	10,090	8,853,370
2.38%, 10/17/24	7,354	6,954,898
2.88%, 10/17/29	7,580	6,402,599
3.88%, 05/06/51	8,780	6,134,937
4.00%, 10/17/49	7,445	5,459,865
5.38%, 06/15/33	7,432	7,283,657

		42,758,838

Japan — 0.1%
Japan Bank for International Cooperation
0.63%, 07/15/25	2,783	2,510,767
1.25%, 01/21/31	7,230	5,637,014

Security	Par (000)	Value

Japan (continued)
1.75%, 10/17/24	$6,360	$6,011,599
1.88%, 07/21/26	6,255	5,654,708
1.88%, 04/15/31	12,093	9,849,386
2.00%, 10/17/29	4,602	3,906,408
2.13%, 02/10/25	1,970	1,859,641
2.13%, 02/16/29(b)	5,380	4,646,329
2.25%, 11/04/26	7,880	7,179,153
2.38%, 04/20/26	5,580	5,167,359
2.50%, 05/23/24	4,240	4,093,593
2.50%, 05/28/25	3,796	3,586,271
2.75%, 01/21/26(b)	5,360	5,049,388
2.75%, 11/16/27	6,485	5,953,749
2.88%, 04/14/25	50	47,723
2.88%, 06/01/27	7,008	6,484,993
2.88%, 07/21/27	4,912	4,550,428
3.00%, 05/29/24	5,075	4,925,896
3.25%, 07/20/28	2,010	1,868,114
3.50%, 10/31/28(b)	3,700	3,471,340
4.38%, 10/05/27	400	395,000
Japan International Cooperation Agency
1.00%, 07/22/30(b)	2,951	2,281,241
2.13%, 10/20/26	2,509	2,274,183
2.75%, 04/27/27(b)	2,520	2,317,215
3.25%, 05/25/27	3,750	3,514,500
3.38%, 06/12/28(b)	3,075	2,873,249

		106,109,247

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	6,235	5,037,942
3.25%, 04/16/30 (Call 01/16/30)(b)	11,860	10,326,976
3.50%, 02/12/34 (Call 11/12/33)	2,368	1,932,335
3.75%, 01/11/28	7,840	7,344,512
3.77%, 05/24/61 (Call 11/24/60)	8,511	5,628,239
3.90%, 04/27/25 (Call 03/27/25)	1,130	1,108,349
4.13%, 01/21/26	8,661	8,439,365
4.15%, 03/28/27	8,270	8,021,238
4.28%, 08/14/41 (Call 02/14/41)	9,432	7,557,390
4.35%, 01/15/47	4,823	3,728,420
4.40%, 02/12/52 (Call 08/12/51)	4,138	3,154,811
4.50%, 04/22/29(b)	11,080	10,529,656
4.50%, 01/31/50 (Call 07/31/49)(b)	11,483	9,061,810
4.60%, 01/23/46	7,999	6,432,156
4.60%, 02/10/48	10,607	8,491,116
4.75%, 04/27/32 (Call 01/27/32)	8,162	7,628,613
4.75%, 03/08/44	12,688	10,563,014
4.88%, 05/19/33 (Call 02/19/33)	4,213	3,923,314
5.00%, 04/27/51 (Call 10/27/50)	7,120	5,996,749
5.40%, 02/09/28 (Call 01/09/28)	1,715	1,723,352
5.55%, 01/21/45	10,720	9,908,282
5.75%, October 12, 2110	9,319	8,264,555
6.05%, 01/11/40	10,018	9,991,553
6.35%, 02/09/35 (Call 11/09/34)	6,015	6,185,225
6.75%, 09/27/34	10,322	11,031,431
7.50%, 04/08/33	4,492	5,016,172
8.30%, 08/15/31	4,758	5,536,076
11.50%, 05/15/26(b)	713	847,379

		183,410,030

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	$10,280	$7,654,796
3.16%, 01/23/30 (Call 10/23/29)	5,543	4,772,800
3.30%, 01/19/33 (Call 10/19/32)(b)	3,000	2,439,660
3.75%, 03/16/25 (Call 12/16/24)	6,166	5,967,825
3.87%, 07/23/60 (Call 01/23/60)	9,713	6,218,748
3.88%, 03/17/28 (Call 12/17/27)	5,497	5,161,188
4.00%, 09/22/24 (Call 06/24/24)	1,165	1,140,011
4.30%, 04/29/53	5,349	3,881,181
4.50%, 05/15/47 (Call 11/15/46)	3,391	2,615,410
4.50%, 04/16/50 (Call 10/16/49)	7,795	5,863,867
4.50%, 04/01/56 (Call 10/01/55)	8,240	6,020,968
4.50%, 01/19/63 (Call 07/19/62)	6,160	4,402,059
6.40%, 02/14/35 (Call 11/14/34)	5,000	5,166,350
6.70%, 01/26/36	5,901	6,249,808
7.13%, 01/29/26	4,407	4,637,354
8.88%, 09/30/27	4,439	5,111,065
9.38%, 04/01/29	3,247	3,893,348

		81,196,438

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	4,750	3,455,720
2.39%, 01/23/26 (Call 12/23/25)	4,741	4,413,539
2.78%, 01/23/31 (Call 10/23/30)	12,869	10,623,359
2.78%, 12/01/60 (Call 06/01/60)	6,078	3,525,301
2.84%, 06/20/30(b)	3,097	2,619,876
3.00%, 01/15/34 (Call 10/15/33)	7,300	5,754,736
3.23%, July 28, 2121 (Call 01/28/21)	3,173	1,853,540
3.30%, 03/11/41 (Call 09/11/40)	4,996	3,651,127
3.55%, 03/10/51 (Call 09/10/50)(b)	5,243	3,743,450
3.60%, 01/15/72 (Call 07/15/71)	3,270	2,126,023
4.13%, 08/25/27(b)	4,103	3,970,596
5.63%, 11/18/50	7,375	7,257,516
6.55%, 03/14/37(b)	4,321	4,610,118
7.35%, 07/21/25	6,467	6,809,622
8.75%, 11/21/33	7,705	9,546,726

		73,961,249

Philippines — 0.1%
Bangko Sentral ng Pilipinas Bond, 8.60%, 06/15/27	200	227,620
Philippine Government International Bond
1.65%, 06/10/31	1,316	1,019,663
1.95%, 01/06/32	1,020	803,607
2.46%, 05/05/30	5,690	4,810,667
2.65%, 12/10/45	3,275	2,201,717
2.95%, 05/05/45	5,332	3,794,411
3.00%, 02/01/28	9,141	8,427,636
3.20%, 07/06/46	5,450	3,925,580
3.23%, 03/29/27	575	538,545
3.56%, 09/29/32(b)	583	517,955
3.70%, 03/01/41	8,119	6,586,133
3.70%, 02/02/42	7,884	6,357,815
3.75%, 01/14/29	6,736	6,317,021
3.95%, 01/20/40	7,815	6,584,372
4.20%, 03/29/47	700	597,443
4.63%, 07/17/28	200	197,280
5.00%, 07/17/33	2,015	2,002,588
5.00%, 01/13/37	5,390	5,303,652
5.17%, 10/13/27	2,000	2,022,740
5.50%, 03/30/26	4,271	4,337,927

Security	Par (000)	Value

Philippines (continued)
5.50%, 01/17/48	$4,000	$4,085,800
5.61%, 04/13/33	175	181,314
5.95%, 10/13/47	255	275,222
6.38%, 01/15/32	4,382	4,739,703
6.38%, 10/23/34	7,361	8,027,833
7.50%, 09/25/24	770	785,419
7.75%, 01/14/31	5,993	7,008,154
9.50%, 10/21/24(b)	1,039	1,119,907
9.50%, 02/02/30	2,734	3,418,539
10.63%, 03/16/25	5,476	6,092,652

		102,308,915

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	3,905	3,710,648
5.50%, 11/16/27 (Call 08/16/27)	290	296,667
5.75%, 11/16/32 (Call 08/16/32)	3,585	3,758,765

		7,766,080

South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 06/29/24	3,000	2,821,590
0.75%, 09/21/25	705	630,094
1.13%, 12/29/26	1,160	997,368
1.25%, 01/18/25	3,435	3,192,764
1.25%, 09/21/30	2,775	2,164,528
1.38%, 02/09/31	1,470	1,145,380
1.63%, 01/18/27	1,730	1,532,797
2.13%, 01/18/32(b)	1,285	1,043,523
2.38%, 04/21/27	1,640	1,488,661
2.50%, 06/29/41(b)	4,093	2,882,986
2.63%, 05/26/26	3,697	3,414,143
2.88%, 01/21/25	5,590	5,354,940
3.25%, 11/10/25	4,450	4,227,322
3.25%, 08/12/26	3,885	3,646,344
5.13%, 01/11/33	400	410,136
Korea Development Bank (The)
0.40%, 06/19/24	1,925	1,807,402
0.80%, 04/27/26	1,700	1,483,981
1.38%, 04/25/27(b)	1,635	1,422,483
4.38%, 02/15/33	30	29,006
Korea International Bond
1.00%, 09/16/30	1,350	1,069,780
1.75%, 10/15/31(b)	2,785	2,286,485
2.00%, 06/19/24	1,310	1,258,229
2.50%, 06/19/29	3,585	3,201,799
2.75%, 01/19/27	2,865	2,682,786
3.50%, 09/20/28	1,745	1,654,120
3.88%, 09/20/48	1,553	1,372,495
4.13%, 06/10/44	2,301	2,146,143
5.63%, 11/03/25(b)	100	100,859

		55,468,144

Supranational — 0.8%
African Development Bank
0.88%, 03/23/26	4,135	3,696,235
0.88%, 07/22/26	6,603	5,836,392
3.38%, 07/07/25	445	431,726
4.38%, 11/03/27	3,850	3,849,538
Asian Development Bank
0.38%, 06/11/24	3,860	3,631,913
0.38%, 09/03/25	3,770	3,390,286

88	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.50%, 02/04/26	$5,595	$4,973,843
0.63%, 10/08/24	13,535	12,621,929
0.63%, 04/29/25	14,060	12,862,510
0.75%, 10/08/30(b)	999	777,811
1.00%, 04/14/26	4,030	3,617,207
1.25%, 06/09/28	50	42,864
1.50%, 10/18/24	14,454	13,657,440
1.50%, 01/20/27	2,655	2,378,429
1.50%, 03/04/31(b)	1,409	1,156,056
1.63%, 03/15/24(b)	375	361,283
1.75%, 08/14/26	2,160	1,973,743
1.75%, 09/19/29	8,725	7,502,191
1.88%, 03/15/29	1,050	915,275
1.88%, 01/24/30	9,596	8,266,666
2.00%, 01/22/25	6,432	6,096,314
2.00%, 04/24/26	5,960	5,515,682
2.13%, 03/19/25(b)	570	539,847
2.38%, 08/10/27	1,340	1,234,341
2.50%, 11/02/27	6,092	5,620,236
2.63%, 01/12/27	5,844	5,468,991
2.75%, 01/19/28	7,765	7,243,270
2.88%, 05/06/25	1,475	1,415,941
3.13%, 08/20/27(b)	1,905	1,810,950
3.13%, 09/26/28(b)	794	748,154
3.13%, 04/27/32(b)	825	763,901
3.88%, 09/28/32	2,485	2,439,425
4.00%, 01/12/33	5,800	5,737,534
4.13%, 09/27/24	1,550	1,527,789
4.25%, 01/09/26	540	535,037
5.82%, 06/16/28	6,040	6,422,694
6.22%, 08/15/27	850	894,481
6.38%, 10/01/28	615	671,795
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	8,270	7,663,313
0.50%, 05/28/25	11,100	10,060,929
0.50%, 01/27/26	1,440	1,273,147
2.25%, 05/16/24	7,020	6,769,807
3.38%, 06/29/25	155	149,642
3.75%, 09/14/27	25	24,210
4.00%, 01/18/28	25	24,456
Council of Europe Development Bank
0.38%, 06/10/24	120	112,939
0.88%, 09/22/26	30	26,380
3.00%, 06/16/25	1,170	1,123,949
European Bank for Reconstruction & Development
0.50%, 05/19/25	3,815	3,471,955
0.50%, 11/25/25	1,180	1,055,994
0.50%, 01/28/26	393	349,632
1.50%, 02/13/25	2,525	2,367,415
1.63%, 09/27/24	2,080	1,973,650
European Investment Bank
0.38%, 12/15/25	3,290	2,932,278
0.38%, 03/26/26	2,700	2,381,562
0.63%, 07/25/25	11,387	10,355,907
0.63%, 10/21/27	982	832,873
0.75%, 10/26/26	7,220	6,330,063
0.75%, 09/23/30	840	659,635
0.88%, 05/17/30	6,375	5,103,953
1.25%, 02/14/31	13,104	10,639,793
1.38%, 03/15/27	17,330	15,434,098

Security	Par (000)	Value

Supranational (continued)
1.63%, 03/14/25	$18,858	$17,698,233
1.63%, 10/09/29	4,595	3,936,445
1.63%, 05/13/31	145	120,850
1.75%, 03/15/29(b)	7,165	6,219,936
1.88%, 02/10/25	9,863	9,320,338
2.13%, 04/13/26	7,575	7,049,825
2.25%, 06/24/24	385	371,028
2.38%, 05/24/27	5,566	5,143,040
2.50%, 10/15/24(b)	6,300	6,058,710
2.63%, 03/15/24	7,202	7,010,355
2.75%, 08/15/25	995	951,936
3.25%, 11/15/27	150	143,540
3.88%, 03/15/28	625	613,906
4.88%, 02/15/36	7,271	7,737,289
Inter-American Development Bank
0.50%, 09/23/24	2,335	2,175,403
0.63%, 07/15/25	2,055	1,869,392
0.63%, 09/16/27	1,305	1,106,862
0.88%, 04/03/25	7,625	7,031,622
0.88%, 04/20/26	13,495	12,055,218
1.13%, 07/20/28	9,780	8,304,980
1.13%, 01/13/31	5,980	4,767,376
1.50%, 01/13/27	235	210,525
1.75%, 03/14/25	15,504	14,575,620
2.00%, 06/02/26	7,718	7,108,510
2.00%, 07/23/26(b)	5,163	4,748,205
2.13%, 01/15/25	12,191	11,591,812
2.25%, 06/18/29	9,259	8,220,140
2.38%, 07/07/27(b)	4,459	4,113,873
3.13%, 09/18/28(b)	9,465	8,917,544
3.20%, 08/07/42	4,345	3,649,843
3.25%, 07/01/24	25	24,388
3.50%, 09/14/29	850	815,218
3.88%, 10/28/41	5,700	5,317,986
4.00%, 01/12/28	611	603,350
4.38%, 01/24/44(b)	3,235	3,208,182
7.00%, 06/15/25	30	31,299
International Bank for Reconstruction & Development
0.38%, 07/28/25	14,770	13,339,969
0.50%, 10/28/25	21,471	19,278,381
0.63%, 04/22/25	27,540	25,218,378
0.65%, 02/10/26 (Call 05/10/23)	29	25,486
0.75%, 03/11/25	13,022	12,005,633
0.75%, 11/24/27	5,215	4,426,909
0.75%, 08/26/30	5,368	4,190,637
0.88%, 07/15/26	8,775	7,788,427
0.88%, 05/14/30	11,130	8,851,355
1.13%, 09/13/28	16,985	14,364,384
1.25%, 02/10/31(b)	13,280	10,713,906
1.38%, 04/20/28	17,935	15,550,004
1.50%, 08/28/24	2,990	2,837,450
1.63%, 01/15/25	12,324	11,612,659
1.63%, 11/03/31(b)	22,604	18,620,723
1.75%, 10/23/29	12,377	10,622,189
1.88%, 10/27/26	5,980	5,461,115
2.13%, 03/03/25	6,519	6,185,553
2.25%, 03/28/24(b)	136	131,750
2.50%, 03/19/24	13,789	13,406,217
2.50%, 11/25/24	17,049	16,352,889
2.50%, 07/29/25	17,824	16,949,376

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.50%, 11/22/27	$17,175	$15,852,697
2.50%, 03/29/32	1,055	931,544
3.13%, 11/20/25	2,922	2,809,561
3.13%, 06/15/27	940	894,175
3.63%, 09/21/29	4,025	3,890,887
3.88%, 02/14/30	450	440,766
4.75%, 02/15/35(b)	722	753,075
International Finance Corp.
0.38%, 07/16/25	2,082	1,883,919
0.75%, 10/08/26	705	617,897
0.75%, 08/27/30(b)	3,260	2,548,179
1.38%, 10/16/24	1,470	1,387,019
2.13%, 04/07/26	968	900,395
Nordic Investment Bank
2.25%, 05/21/24	1,475	1,423,287
2.63%, 04/04/25	2,497	2,388,455
3.38%, 09/08/27	360	345,715

		695,571,039

Sweden — 0.0%
Svensk Exportkredit AB
0.38%, 03/11/24	325	308,822
0.38%, 07/30/24	4,575	4,272,409
0.50%, 08/26/25	3,585	3,221,266
0.63%, 05/14/25	7,335	6,670,962
2.25%, 03/22/27	413	376,966

		14,850,425

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45(b)	1,883	1,696,133
4.38%, 10/27/27	10,270	10,216,801
4.38%, 01/23/31 (Call 10/23/30)	9,526	9,277,940
4.50%, 08/14/24(b)	3,434	3,426,039
4.98%, 04/20/55	7,806	7,498,756
5.10%, 06/18/50	11,402	11,209,192
5.75%, 10/28/34 (Call 07/28/34)(b)	2,600	2,796,560
7.63%, 03/21/36	4,861	6,044,414

		52,165,835

Total Foreign Government Obligations — 2.1% (Cost: $2,035,182,717)		1,789,729,681

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	1,150	890,190

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,852,676

California — 0.2%
Bay Area Toll Authority RB
2.57%, 04/01/31	2,930	2,599,141
3.13%, 04/01/55 (Call 04/01/31)	470	334,746
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,677,303
Series S-1, 7.04%, 04/01/50	4,300	5,582,810
Series S-3, 6.91%, 10/01/50	1,300	1,684,606
California Earthquake Authority, 5.60%, 07/01/27	1,100	1,100,311

Security	Par (000)	Value

California (continued)
California Health Facilities Financing Authority
4.19%, 06/01/37 (Call 06/01/31)	$325	$297,722
4.35%, 06/01/41 (Call 06/01/31)	445	405,423
California State University RB
Class B, 2.72%, 11/01/52	910	619,752
2.94%, 11/01/52 (Call 11/01/31)	1,000	699,666
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	2,285,941
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,369,058
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	330	281,139
City of San Francisco CA Public Utilities Commission Water Revenue RB, 3.30%, 11/01/39 (Call 11/01/29)	1,670	1,354,382
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	2,687,618
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,904,820
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	795,827
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	1,612,065
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34 (Call 06/01/31)	1,270	1,016,978
Class B, 3.00%, 06/01/46	765	703,216
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	783,835
Class B, 3.29%, 06/01/42 (Call 06/01/31)	2,790	2,128,232
3.49%, 06/01/36 (Call 12/01/31)	230	182,233
3.71%, 06/01/41 (Call 12/01/31)	830	634,038
3.85%, 06/01/50 (Call 12/01/31)	1,320	1,178,174
4.21%, 06/01/50 (Call 12/01/31)	1,535	1,169,213
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	4,153,295
2.11%, 08/01/32 (Call 08/01/30)	3,000	2,421,852
Los Angeles Community College District/CA GO BAB,
6.75%, 08/01/49	1,100	1,393,153
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	1,815	1,938,857
Los Angeles County Public Works Financing Authority
RB BAB, 7.62%, 08/01/40	1,150	1,440,342
Los Angeles Department of Water & Power, RB
Series A, 5.72%, 07/01/39	2,100	2,258,873
Series A, 6.60%, 07/01/50	385	469,701
Series D, 6.57%, 07/01/45	2,970	3,509,898
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	4,760	5,018,387
5.76%, 07/01/29	2,170	2,235,117
Series RY, 6.76%, 07/01/34	3,025	3,418,670
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	1,733,308
4.13%, 05/15/32 (Call 02/15/32)	550	515,332
4.56%, 05/15/53	895	827,922
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	1,835	1,270,416
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	3,000,199
Series F, 6.58%, 05/15/49	3,015	3,491,289
San Diego County Regional Transportation
Commission RB, 3.25%, 04/01/48 (Call 04/01/30)	1,025	804,401

90	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	$1,905	$2,142,721
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,650,304
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	1,600	1,183,323
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	2,620	2,696,004
State of California GO
2.50%, 10/01/29	6,000	5,254,668
3.38%, 04/01/25	3,000	2,909,034
3.50%, 04/01/28	860	812,620
4.50%, 04/01/33 (Call 04/01/28)	2,750	2,672,984
4.60%, 04/01/38 (Call 04/01/28)	2,170	2,077,968
Series A, 3.05%, 04/01/29	1,110	1,013,783
State of California GO BAB
7.30%, 10/01/39	5,220	6,397,982
7.35%, 11/01/39	2,130	2,613,395
7.50%, 04/01/34	8,325	10,095,403
7.55%, 04/01/39	12,470	15,852,026
7.60%, 11/01/40	6,825	8,791,214
7.63%, 03/01/40	3,350	4,250,172
University of California RB
Series AD, 4.86%, 05/15/12(b)	3,285	2,991,282
Series AQ, 4.77%, 05/15/15	835	729,012
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	2,806,128
Series BD, 3.35%, 07/01/29	4,730	4,365,047
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	868,976
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	675,088
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,419,063
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	3,110	2,147,163
University of California RB BAB, 5.95%, 05/15/45	2,255	2,482,798

		172,887,419

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	795,339

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	3,805	4,074,527

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	734,409
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000	755,187
4.81%, 10/01/14	1,690	1,528,730
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,643,082

		4,661,408

Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	203,645
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	884,327
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	941,252
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	1,012,756
State Board of Administration Finance Corp. RB 1.26%, 07/01/25	4,385	4,012,626

Security	Par (000)	Value

Florida (continued)
1.71%, 07/01/27	$3,000	$2,614,416
2.15%, 07/01/30	4,902	4,011,111

		13,680,133

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,038,104
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,835	4,231,750
Project M, Series 2010-A, 6.66%, 04/01/57	3,357	3,688,762
Project P, Series 2010-A, 7.06%, 04/01/57	317	331,553

		9,290,169

Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	418,674

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	980,584
Series C, 4.57%, 01/01/54(b)	2,450	2,286,213
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	570,310
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	3,430	3,861,443
Series B, 6.90%, 12/01/40	3,750	4,266,930
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	2,011,044
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	3,958,171
3.82%, 01/01/48	135	109,728
State of Illinois GO
4.95%, 06/01/23	14	13,610
5.10%, 06/01/33	27,923	27,452,553
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,621	3,923,257

		49,433,843

Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	483,756

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	432,702
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	487,400

		920,102

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	1,571	1,517,381
4.15%, 02/01/33(b)	2,280	2,206,154
4.28%, 02/01/36	1,560	1,469,386
4.48%, 08/01/39	1,710	1,625,856
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	1,185	898,489

		7,717,266

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	2,500	1,840,167

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	$1,500	$1,618,521

		3,458,688

Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	1,950	1,977,624
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	540	394,490
2.90%, 09/01/49	2,675	1,924,542
Series D, 2.66%, 09/01/39	1,964	1,571,993
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39(b)	3,700	3,896,466
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,756,688
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,519,322
Massachusetts School Building Authority RB
3.40%, 10/15/40 (Call 10/15/29)	1,755	1,434,753
Series B, 1.75%, 08/15/30	2,050	1,688,128
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,135,334
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	925	706,183

		19,005,523

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,342,079
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)	575	474,066
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,788,907
3.38%, 12/01/40	845	687,460
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	933,747
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	2,675	2,101,699
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	341,827
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)(b)	614	491,126
3.50%, 04/01/52 (Call 10/01/51)	475	380,539
4.45%, 04/01/22 (Call 10/01/21)	1,580	1,343,254
Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,088,802

		11,973,506

Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 (Call 10/01/51)	924	830,948

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,020,979

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 08/15/27)	4,730	3,757,767

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Series A, Class A, 3.04%, 10/01/49(b)	1,000	759,294

Security	Par (000)	Value

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	$850	$1,037,819

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,560	5,971,490
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	8,764,040
New Jersey Transportation Trust Fund Authority RB
4.08%, 06/15/39	1,200	1,024,748
4.13%, 06/15/42	345	287,772
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	2,929,154
Series C, 5.75%, 12/15/28	2,900	2,926,030
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,230	5,181,703
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	794,607
Series P, 3.92%, 05/01/19 (Call 11/01/18)(b)	1,475	1,052,951
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	950,327

		29,882,822

New York — 0.1%
City of New York NY, 5.26%, 10/01/52	500	522,533
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	3,000	3,118,470
Series F1, 6.27%, 12/01/37	1,255	1,395,809
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	3,880	3,503,531
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	4,008,375
Series 2010-A, 6.67%, 11/15/39	50	53,682
Series A, 5.87%, 11/15/39	100	100,452
Series B, 6.65%, 11/15/39	220	235,168
Series E, 6.81%, 11/15/40	1,630	1,775,432
New York City Municipal Water Finance Authority RB
5.44%, 06/15/43	1,385	1,476,428
5.72%, 06/15/42(b)	3,145	3,460,963
5.88%, 06/15/44	3,200	3,601,475
6.01%, 06/15/42	1,860	2,094,743
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,321,246
5.57%, 11/01/38	2,100	2,182,402
Series C-2, 5.77%, 08/01/36	1,910	1,988,186
New York State Dormitory Authority RB
3.19%, 02/15/43	450	348,095
Series B, 3.14%, 07/01/43	275	219,202
Series F, 3.11%, 02/15/39	2,350	1,906,414
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,325	2,454,812
Series F, 5.63%, 03/15/39	2,165	2,265,621
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	2,000	1,661,998
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	824,263
New York State Urban Development Corp. RB,
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	269,476
New York State Urban Development Corp. RB BAB,
5.77%, 03/15/39	1,260	1,302,298

92	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	$1,145	$857,793
3.29%, 08/01/69	1,300	898,383
4.03%, 09/01/48(b)	1,440	1,246,758
Series 164, 5.65%, 11/01/40	2,255	2,412,809
Series 165, 5.65%, 11/01/40	1,795	1,931,804
Series 168, 4.93%, 10/01/51	2,500	2,499,160
Series 174, 4.46%, 10/01/62	6,585	6,012,480
Series 181, 4.96%, 08/01/46	2,000	2,006,092
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	985,840
Series 192, 4.81%, 10/15/65(b)	4,235	4,112,837
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	467,014
Series AAA, 1.09%, 07/01/23	2,255	2,225,802

		68,747,846

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	1,100	776,919

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,429,256
Series B, 8.08%, 02/15/50	4,075	5,561,894
JobsOhio Beverage System RB
2.83%, 01/01/38(b)	1,950	1,530,411
4.43%, 01/01/33	310	302,908
Series B, 4.53%, 01/01/35	2,400	2,330,148
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	3,750	3,145,717
Series A, 4.05%, 12/01/56	500	424,451
Series A, 4.80%, 06/01/11	350	319,211
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40(b)	1,905	1,906,052
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)(b)	1,775	1,285,045
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	1,115	1,111,178

		19,346,271

Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
3.88%, 05/01/37	250	238,995
4.38%, 11/01/45	715	665,633
4.62%, 06/01/44	1,655	1,582,496
4.71%, 05/01/52	520	490,742
5.09%, 02/01/52	680	672,931

		3,650,797

Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	50	50,825
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,023,546
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	786,012
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	2,085	2,226,198
State of Oregon GO, 5.89%, 06/01/27	8,020	8,232,233

		12,318,814

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	1,030	745,698

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	$1,130	$842,851
Series A, 4.14%, 06/01/38	50	45,002
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,333,836
2.84%, 09/01/50	975	684,462
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,064,935
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	1,339,202

		6,055,986

South Carolina — 0.0%
South Carolina Public Service Authority, Series C, 6.45%, 01/01/50	1,000	1,097,353

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	951,500

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
2.91%, 02/01/48 (Call 02/01/31)	480	342,063
5.81%, 02/01/41	1,875	2,049,116
Series C, 5.99%, 02/01/39	1,000	1,087,119
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)(b)	1,895	1,300,997
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,296,774
Series B, 6.00%, 12/01/44	400	447,300
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	783,074
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,361,845
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	220	161,404
Class A, 2.99%, 11/01/38	1,200	981,533
4.51%, 11/01/51 (Call 11/01/32)	1,330	1,257,281
Series A, Class A, 3.14%, 11/01/45	1,405	1,084,461
Series C, Class C, 2.92%, 11/01/50	2,670	1,944,937
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	265,809
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 03/31/23) (PSF)	400	401,148
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	3,610,890
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	5,119,528
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,705,486
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)(b)	1,625	1,281,087
State of Texas GO BAB
5.52%, 04/01/39	2,300	2,458,341
Series A, 4.63%, 04/01/33	1,255	1,245,887
Series A, 4.68%, 04/01/40	2,250	2,218,401

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	$3,350	$2,641,509
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,505	1,779,159
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/33	2,725	2,574,986
First Class, 5.18%, 04/01/30	5,115	5,203,955
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	511,653
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	2,407,421

		49,523,164

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)(b)	2,790	1,735,623
2.58%, 11/01/51 (Call 05/01/51)	1,000	665,055
Series A, 3.23%, 09/01/19 (Call 03/01/19)	790	486,213
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	672,379

		3,559,270

Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	1,200	1,269,065
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	2,225,031

		3,494,096

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	220	220,721
Series C, 3.15%, 05/01/27	2,580	2,423,095

		2,643,816

Total Municipal Debt Obligations — 0.6% (Cost: $586,888,555)		510,998,680

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.1%
Federal Home Loan Mortgage Corp.
2.00%, 02/01/37	30,660	27,280,109
2.00%, 04/01/52	1,128	919,615
2.50%, 10/01/27	98	92,752
2.50%, 02/01/28	1,279	1,208,171
2.50%, 01/01/30	10,168	9,436,675
2.50%, 03/01/31	95	88,247
2.50%, 08/01/31	3,342	3,100,374
2.50%, 10/01/31	7,012	6,504,625
2.50%, 11/01/31	41	37,999
2.50%, 12/01/31	10,458	9,702,322
2.50%, 02/01/32	12,983	12,043,701
2.50%, 08/01/32	150	139,033
2.50%, 01/01/33	11,443	10,600,400
2.50%, 02/01/33	29	26,999
2.50%, 04/01/33	1,317	1,211,457
2.50%, 07/01/52	5,904	5,012,158
2.94%, 05/01/42, (12 mo. LIBOR US + 1.804%)(a)	330	332,453
3.00%, 11/01/26	219	210,028
3.00%, 01/01/27	102	98,104
3.00%, 02/01/27	250	239,691

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/27	$159	$152,065
3.00%, 05/01/27	1,440	1,379,225
3.00%, 06/01/27	1,341	1,283,910
3.00%, 07/01/27	54	51,394
3.00%, 08/01/27	169	161,674
3.00%, 09/01/27	781	745,447
3.00%, 11/01/27	304	290,005
3.00%, 12/01/27	160	152,987
3.00%, 01/01/28	48	45,109
3.00%, 11/01/28	158	149,247
3.00%, 01/01/29	188	177,731
3.00%, 03/01/29	574	540,645
3.00%, 05/01/29	24,421	23,057,263
3.00%, 05/01/30	3,876	3,653,993
3.00%, 06/01/30	2,252	2,122,584
3.00%, 07/01/30	4,621	4,356,557
3.00%, 12/01/30	10,930	10,303,415
3.00%, 02/01/31	3,301	3,111,736
3.00%, 05/01/31	6,950	6,550,756
3.00%, 06/01/31	5,097	4,804,456
3.00%, 08/01/31	42	39,840
3.00%, 12/01/31	29	27,379
3.00%, 02/01/32	101	95,385
3.00%, 07/01/32	7,852	7,397,000
3.00%, 09/01/32	10	9,305
3.00%, 02/01/33	19	17,474
3.00%, 05/01/33	1,759	1,650,483
3.00%, 06/01/42	476	431,968
3.00%, 10/01/42	190	172,648
3.00%, 01/01/43	497	450,583
3.00%, 02/01/43	13,101	11,878,082
3.00%, 12/01/44	35	31,858
3.00%, 04/01/45	287	258,798
3.00%, 08/01/45	189	170,050
3.00%, 12/01/45	14	13,028
3.00%, 01/01/46	1,060	954,383
3.00%, 02/01/46	125	112,191
3.00%, 07/01/46	2,342	2,108,082
3.00%, 08/01/46	43,402	39,064,899
3.00%, 09/01/46	17,352	15,683,472
3.00%, 10/01/46	34,110	30,740,216
3.00%, 11/01/46	25,215	22,694,576
3.00%, 12/01/46	58,095	52,289,882
3.00%, 01/01/47	13,589	12,231,576
3.00%, 02/01/47	29,138	26,226,554
3.00%, 03/01/47	146	131,140
3.00%, 04/01/47	377	339,293
3.00%, 05/01/47	23,251	20,967,348
3.00%, 06/01/47	22,892	20,604,802
3.00%, 08/01/47	3,037	2,733,257
3.00%, 09/01/47	663	597,150
3.00%, 10/01/47	7,506	6,756,152
3.00%, 11/01/47	14	12,257
3.00%, 01/01/48	15	13,126
3.00%, 11/01/48	1,129	1,015,420
3.00%, 03/01/49	186	165,359
3.00%, 05/01/49	227	203,137
3.00%, 06/01/49	178	158,441
3.24%, 12/01/38, (12 mo. LIBOR US + 1.760%)(a)	505	504,382
3.50%, 11/01/25	648	629,799

94	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/26	$688	$668,150
3.50%, 06/01/26	165	159,429
3.50%, 03/01/32	698	668,176
3.50%, 05/01/32	2,016	1,941,659
3.50%, 09/01/32	1,701	1,629,834
3.50%, 06/01/33	121	115,389
3.50%, 07/01/33	6,280	6,032,740
3.50%, 11/01/33	18	16,876
3.50%, 06/01/34	5,344	5,121,032
3.50%, 03/01/38	3,634	3,425,483
3.50%, 06/01/38	964	906,624
3.50%, 09/01/38	635	596,765
3.50%, 02/01/42	55	50,959
3.50%, 05/01/42	6	5,521
3.50%, 09/01/42	9	7,995
3.50%, 10/01/42	7,504	7,003,973
3.50%, 11/01/42	568	530,542
3.50%, 01/01/43	11	10,307
3.50%, 04/01/43	3,981	3,713,298
3.50%, 06/01/43	804	753,374
3.50%, 07/01/43	1,326	1,237,328
3.50%, 08/01/43	4,793	4,470,689
3.50%, 10/01/43	1,041	975,375
3.50%, 01/01/44	12,469	11,646,152
3.50%, 02/01/44	6,732	6,305,593
3.50%, 09/01/44	5,250	4,901,241
3.50%, 10/01/44	7,378	6,862,642
3.50%, 11/01/44	87	80,745
3.50%, 12/01/45	9,394	8,710,604
3.50%, 01/01/46	291	269,474
3.50%, 03/01/46	26,623	24,806,991
3.50%, 05/01/46	3,489	3,245,776
3.50%, 06/01/46	101	93,426
3.50%, 07/01/46	4,623	4,295,871
3.50%, 08/01/46	3,158	2,928,809
3.50%, 09/01/46	5,204	4,838,949
3.50%, 10/01/46	1,253	1,160,869
3.50%, 11/01/46	646	598,080
3.50%, 12/01/46	3,878	3,594,746
3.50%, 01/01/47	2,100	1,946,181
3.50%, 02/01/47	5,175	4,798,958
3.50%, 03/01/47	3,397	3,148,176
3.50%, 04/01/47	7,607	7,048,414
3.50%, 05/01/47	1,613	1,500,355
3.50%, 07/01/47	6,772	6,272,479
3.50%, 08/01/47	18,927	17,637,334
3.50%, 09/01/47	24,311	22,531,309
3.50%, 12/01/47	4,237	3,924,643
3.50%, 01/01/48	19,556	18,274,070
3.50%, 02/01/48	20,580	19,009,132
3.50%, 03/01/48	8,545	7,915,577
3.50%, 04/01/48	1,935	1,809,409
3.50%, 05/01/48	9,691	8,974,660
3.50%, 04/01/49	1,334	1,240,906
3.50%, 05/01/49	4,042	3,738,822
3.50%, 06/01/49	1,752	1,629,348
3.90%, 08/01/41, (12 mo. LIBOR US + 1.732%)(a)	197	196,761
4.00%, 05/01/25	68	66,888
4.00%, 10/01/25	400	390,748
4.00%, 02/01/26	278	272,023

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/01/26	$477	$465,413
4.00%, 12/01/32	1,240	1,213,535
4.00%, 05/01/33	2,150	2,104,884
4.00%, 09/01/41	2,897	2,795,236
4.00%, 02/01/42	2,306	2,222,693
4.00%, 03/01/42	495	476,304
4.00%, 06/01/42	3,358	3,229,849
4.00%, 08/01/42	1,447	1,392,520
4.00%, 07/01/44	4,029	3,880,218
4.00%, 01/01/45	1,031	990,864
4.00%, 02/01/45	1,391	1,347,608
4.00%, 06/01/45	2,063	1,977,382
4.00%, 08/01/45	3,646	3,494,844
4.00%, 09/01/45	6,037	5,786,474
4.00%, 01/01/46	1,663	1,593,548
4.00%, 02/01/46	149	142,893
4.00%, 03/01/46	343	328,275
4.00%, 05/01/46	3,578	3,422,141
4.00%, 06/01/46	95	89,825
4.00%, 07/01/46	2,990	2,874,826
4.00%, 08/01/46	89	85,993
4.00%, 10/01/46	2,837	2,719,140
4.00%, 11/01/46	8,374	8,009,295
4.00%, 02/01/47	3,480	3,329,228
4.00%, 08/01/47	248	237,036
4.00%, 10/01/47	759	724,351
4.00%, 11/01/47	1,425	1,360,810
4.00%, 01/01/48	5,611	5,356,708
4.00%, 02/01/48	8,359	8,008,954
4.00%, 04/01/48	170	161,915
4.00%, 06/01/48	15,267	14,698,899
4.00%, 07/01/48	14,238	13,585,489
4.00%, 08/01/48	1,841	1,756,731
4.00%, 09/01/48	3,650	3,483,320
4.00%, 10/01/48	1,913	1,830,299
4.00%, 12/01/48	9,810	9,422,420
4.00%, 01/01/49	1,538	1,468,282
4.00%, 04/01/52	17,484	16,411,124
4.00%, 07/01/52	49,537	46,480,360
4.00%, 10/01/52	28,868	27,302,207
4.03%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	13	12,555
4.06%, 11/01/41, (12 mo. LIBOR US + 1.892%)(a)	293	294,181
4.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	217	214,452
4.15%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	187	184,877
4.15%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	69	67,651
4.16%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	367	365,656
4.50%, 07/01/24	54	53,521
4.50%, 08/01/24	14	13,857
4.50%, 09/01/24	46	44,966
4.50%, 10/01/24	41	40,435
4.50%, 08/01/30	1,169	1,156,591
4.50%, 03/01/39	1,002	991,554
4.50%, 05/01/39	1,172	1,159,660
4.50%, 10/01/39	719	711,777
4.50%, 01/01/40	219	216,800
4.50%, 02/01/41	1,471	1,456,867
4.50%, 04/01/41	47	46,333
4.50%, 05/01/41	3,804	3,771,886
4.50%, 05/01/42	3,757	3,719,413
4.50%, 01/01/45	2,694	2,661,724

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 11/01/45	$171		$168,910
4.50%, 12/01/45	141		140,014
4.50%, 01/01/46	4,172		4,120,560
4.50%, 03/01/46	196		193,913
4.50%, 04/01/46	600		590,022
4.50%, 05/01/46	437		429,328
4.50%, 07/01/46	108		106,518
4.50%, 08/01/46	305		300,047
4.50%, 09/01/46	2,625		2,602,999
4.50%, 05/01/47	2,210		2,168,104
4.50%, 06/01/47	1,265		1,240,854
4.50%, 11/01/47	152		149,057
4.50%, 05/01/48	7,292		7,138,271
4.50%, 06/01/48	5,735		5,623,312
4.50%, 07/01/48	4,218		4,136,112
4.50%, 09/01/48	193		188,671
4.50%, 10/01/48	7,656		7,557,275
4.50%, 11/01/48	35		34,006
4.50%, 12/01/48	7,151		6,999,856
4.50%, 01/01/49	1,507		1,475,686
4.50%, 05/01/49	14		13,929
4.50%, 10/01/52	14,677		14,203,297
4.50%, 12/01/52	47,163		45,969,709
5.00%, 12/01/24	0	(h)	1
5.00%, 08/01/25	366		361,754
5.00%, 04/01/33	2,898		2,910,740
5.00%, 06/01/33	350		351,283
5.00%, 12/01/33	674		677,108
5.00%, 07/01/35	1,266		1,273,857
5.00%, 01/01/36	586		590,138
5.00%, 01/01/37	71		71,233
5.00%, 02/01/37	71		71,190
5.00%, 02/01/38	374		376,511
5.00%, 03/01/38	2,496		2,516,581
5.00%, 12/01/38	316		318,332
5.00%, 03/01/40	86		87,180
5.00%, 08/01/40	359		362,826
5.00%, 09/01/40	1,572		1,587,789
5.00%, 08/01/41	425		429,073
5.00%, 09/01/47	552		550,942
5.00%, 03/01/48	266		266,011
5.00%, 04/01/48	4,688		4,679,884
5.00%, 05/01/48	1,477		1,474,126
5.00%, 07/01/48	956		954,517
5.00%, 10/01/48	649		647,673
5.00%, 11/01/48	1,010		1,011,117
5.00%, 04/01/49	459		458,518
5.00%, 06/01/49	875		873,988
5.00%, 08/01/52	10,815		10,660,359
5.00%, 09/01/52	26,550		26,361,902
5.00%, 10/01/52	12,463		12,285,334
5.00%, 11/01/52	10,454		10,294,582
5.00%, 01/01/53	28,881		28,621,367
5.50%, 02/01/34	1,166		1,191,566
5.50%, 05/01/35	987		1,014,645
5.50%, 06/01/35	532		546,536
5.50%, 05/01/36	658		676,718
5.50%, 07/01/36	1,184		1,218,857
5.50%, 03/01/38	1,083		1,115,217
5.50%, 04/01/38	226		232,873

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 01/01/39	$570	$584,539
5.50%, 11/01/39	573	590,033
5.50%, 11/01/52	15,682	15,820,776
5.50%, 12/01/52	53,035	53,611,365
5.50%, 01/01/53	49,014	49,611,638
5.50%, 02/01/53	13,570	13,727,818
6.00%, 10/01/36	646	673,985
6.00%, 02/01/37	521	545,747
6.00%, 11/01/37	1,813	1,901,289
6.00%, 09/01/38	27	28,473
Federal National Mortgage Association
1.50%, 04/01/52	9,614	7,444,726
2.00%, 03/01/37	7,882	7,013,161
2.00%, 04/01/37	11,844	10,538,610
2.42%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	245	244,081
2.50%, 04/01/37	4,942	4,512,485
2.50%, 07/01/52	14,455	12,271,555
3.00%, 02/01/47	9,822	8,894,084
3.00%, 03/01/47	7,471	6,589,518
3.00%, 02/01/52	19,688	17,379,900
3.00%, 04/01/52	49,284	43,976,936
3.31%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	101	99,914
3.50%, 11/01/51	6,087	5,665,319
3.50%, 07/01/52	1,996	1,816,040
4.00%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	207	207,728
4.00%, 02/01/47	10,245	9,848,645
4.00%, 08/01/52	85,494	80,227,256
4.00%, 01/01/57	6,718	6,452,480
4.00%, 02/01/57	7,621	7,319,967
4.07%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	343	344,029
4.50%, 05/01/52	10,673	10,472,953
4.50%, 10/01/52	92,972	90,177,257
4.50%, 11/01/52	2,019	1,946,247
4.50%, 12/01/52	66,325	63,924,693
5.00%, 10/01/52	20,590	20,449,850
5.00%, 11/01/52	23,144	22,980,042
5.00%, 12/01/52	26,347	26,159,621
5.00%, 01/01/53	19,840	19,493,421
5.50%, 09/01/52	14,234	14,543,273
5.50%, 12/01/52	13,903	14,098,409
5.50%, 01/01/53	37,652	38,343,206
5.50%, 02/01/53	18,928	18,937,726
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	3,132	2,956,452
Series 2016-M6, Class A2, 2.49%, 05/25/26	8,788	8,205,692
Series 2017, Class A2, 2.96%, 09/25/27(a)	1,768	1,657,035
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	21,264	19,713,487
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	14,860	13,951,220
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	9,114	8,574,699
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	3,000	2,841,414
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	12,300	11,657,301
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	8,130	7,771,663
Series 2018-M2, Class A2, 2.91%, 01/25/28(a)	8,895	8,296,306
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	5,205	4,973,659
Series 2019-M22, Class A2, 2.52%, 08/25/29	22,403	19,910,280
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	17,050	13,643,886
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	16,483,499
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	29,670	23,575,226

96	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
Series K036, Class A2, 3.53%, 10/25/23 (Call 11/25/23)(a)	$8,661	$8,560,733
Series K046, Class A2, 3.21%, 03/25/25 (Call 04/25/25)	5,000	4,815,111
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	14,000	13,479,581
Series K052, Class A2, 3.15%, 11/25/25 (CalI 01/25/26)	19,250	18,401,400
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	15,000	14,269,269
Series K059, Class A2, 3.12%, 09/25/26 (CalI 10/25/26)(a)	14,300	13,541,065
Series K063, Class A2, 3.43%, 01/25/27 (CalI 02/25/27)(a)	20,000	19,094,252
Series K066, Class A2, 3.12%, 06/25/27 (CalI 07/25/27)	18,250	17,176,094
Series K067, Class A1, 2.90%, 03/25/27 (CalI 09/25/27)	9,434	9,027,595
Series K069, Class A2, 3.19%, 09/25/27 (CalI 10/25/27)(a)	3,150	2,967,333
Series K072, Class A2, 3.44%, 12/25/27 (CalI 12/25/27)	10,000	9,512,522
Series K074, Class A2, 3.60%, 01/25/28 (CalI 07/25/28)	10,000	9,575,229
Series K076, Class A2, 3.90%, 04/25/28 (CalI 05/25/28)	8,000	7,761,136
Series K081, Class A2, 3.90%, 08/25/28 (CalI 12/25/28)(a)	19,091	18,467,612
Series K085, Class A2, 4.06%, 10/25/28 (CalI 11/25/28)(a)	20,000	19,447,105
Series K089, Class A2, 3.56%, 01/25/29 (CalI 04/25/29)	10,000	9,485,890
Series K100, Class A2, 2.67%, 09/25/29 (CalI 10/25/29)	10,000	8,936,042
Series K101, Class A2, 2.52%, 10/25/29 (CalI 01/25/30)	31,000	27,424,647
Series K105, Class A2, 1.87%, 01/25/30 (CalI 06/25/30)	4,775	4,027,318
Series K108, Class A2, 1.52%, 03/25/30 (CalI 03/25/30)	2,000	1,642,085
Series K110, Class A2, 1.48%, 04/25/30 (CalI 05/25/30)	13,200	10,784,305
Series K111, Class A2, 1.35%, 05/25/30 (CalI 07/25/30)	5,000	4,031,518
Series K117, Class A2, 1.41%, 08/25/30 (CalI 10/25/30)	15,000	12,045,226
Series K126, Class A2, 2.07%, 01/25/31 (CalI 05/25/31)	17,440	14,614,633
Series K135, CLASS A2, 2.15%, 10/25/31 (CalI 11/25/31)(a)	4,670	3,889,422
Series K1510, Class A3, 3.79%, 01/25/34 (CalI 01/25/34)	20,000	18,662,690
Series K-1512, Class A2, 2.99%, 05/25/31 (CalI 10/25/34)	10,960	9,822,964
Series K-1512, Class A3, 3.06%, 04/25/34 (CalI 10/25/34)	16,190	14,022,166
Series K-1514, Class A2, 2.86%, 10/25/34 (CalI 10/25/34)	15,500	13,029,350

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K722, Class A2, 2.41%, 03/25/23	$69	$68,743
Series K729, Class A1, 2.95%, 02/25/24 (CalI 11/25/24)	1,347	1,347,167
Series K733, Class A2, 3.75%, 08/25/25 (CalI 01/25/26)	15,000	14,566,956
Series K734, Class A2, 3.21%, 02/25/26 (CalI 07/25/26)	5,700	5,452,854
Series K739, Class A2, 1.34%, 09/25/27 (CalI 09/25/27)	25,490	22,258,791
Government National Mortgage Association
1.50%, 10/20/51	4,604	3,621,418
2.00%, 07/20/50	5,658	4,772,819
2.00%, 08/20/50	74,978	63,247,697
2.00%, 09/20/50	2,154	1,816,938
2.00%, 10/20/50	8,220	6,933,964
2.00%, 11/20/50	44,999	37,997,080
2.00%, 12/20/50	81,480	68,732,838
2.00%, 02/20/51	163,274	137,631,310
2.00%, 06/20/51	7,429	6,267,842
2.00%, 08/20/51	133,987	112,958,479
2.00%, 10/20/51	93,955	79,002,894
2.00%, 11/20/51	68,163	57,296,965
2.00%, 12/20/51	243,623	204,681,937
2.00%, 01/20/52	85,333	71,652,096
2.00%, 03/20/52	90,081	75,471,510
2.00%, 04/20/52	45,840	38,405,220
2.00%, 06/20/52	7,705	6,455,409
2.00%, 03/21/53(i)	187,468	157,117,956
2.50%, 02/15/28	74	71,048
2.50%, 10/20/31	79	74,054
2.50%, 05/20/45	3,231	2,840,735
2.50%, 11/20/46	456	401,454
2.50%, 12/20/46	14,056	12,362,950
2.50%, 01/20/47	6,488	5,706,297
2.50%, 06/20/50	16,720	14,580,758
2.50%, 08/20/50	18,171	15,846,002
2.50%, 09/20/50	39,320	34,290,002
2.50%, 01/20/51	86,274	75,235,907
2.50%, 02/20/51	68,998	60,157,641
2.50%, 05/20/51	295,946	257,752,845
2.50%, 06/20/51	9,157	7,972,048
2.50%, 07/20/51	245,657	212,574,882
2.50%, 08/20/51	122,454	106,191,133
2.50%, 09/20/51	4,943	4,285,475
2.50%, 10/20/51	4,456	3,852,500
2.50%, 11/20/51	36,511	31,627,315
2.50%, 12/20/51	103,535	89,687,051
2.50%, 03/20/52	91,309	78,950,456
2.50%, 04/20/52	42,254	36,581,788
2.50%, 05/20/52	28,917	25,000,375
2.50%, 07/20/52	9,606	8,323,535
2.50%, 08/20/52	19,274	16,745,364
2.50%, 03/21/53(i)	90,348	78,122,353
3.00%, 08/20/42	5,054	4,609,487
3.00%, 09/15/42	10	8,664
3.00%, 10/15/42	33	29,609
3.00%, 03/15/43	182	165,971
3.00%, 06/15/43	29	26,772
3.00%, 07/15/43	69	62,445
3.00%, 08/15/43	155	141,013

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/20/43	$5,802	$5,290,527
3.00%, 11/15/43	519	471,955
3.00%, 01/15/44	4,816	4,380,611
3.00%, 08/20/44	15,197	13,858,619
3.00%, 09/15/44	680	618,393
3.00%, 10/15/44	114	104,080
3.00%, 03/20/45	4,860	4,411,895
3.00%, 05/20/45	20,073	18,222,580
3.00%, 06/20/45	6,557	5,952,721
3.00%, 07/20/45	13,180	11,964,957
3.00%, 10/20/45	4,475	4,062,804
3.00%, 11/20/45	2,842	2,580,338
3.00%, 12/20/45	5,214	4,732,961
3.00%, 02/20/46	15,593	14,155,308
3.00%, 04/20/46	7,167	6,505,067
3.00%, 05/20/46	11,855	10,760,701
3.00%, 06/20/46	14,129	12,823,981
3.00%, 07/20/46	19,757	17,932,376
3.00%, 08/20/46	34,580	31,387,528
3.00%, 09/20/46	26,044	23,639,532
3.00%, 11/20/46	7,025	6,376,623
3.00%, 12/15/46	8,146	7,361,046
3.00%, 12/20/46	40,461	36,725,318
3.00%, 01/20/47	2,132	1,934,859
3.00%, 02/15/47	12,054	10,873,980
3.00%, 02/20/47	12,911	11,718,660
3.00%, 03/20/47	11,907	10,807,764
3.00%, 04/20/47	261	236,417
3.00%, 06/20/47	5,745	5,212,531
3.00%, 09/20/47	339	307,678
3.00%, 10/20/47	6,963	6,317,351
3.00%, 11/20/47	127	114,800
3.00%, 02/20/48	5,401	4,858,727
3.00%, 03/20/48	20	18,026
3.00%, 07/20/49	8,195	7,406,245
3.00%, 09/20/49	29,093	26,262,152
3.00%, 10/15/49	10,473	9,399,328
3.00%, 10/20/49	15,369	13,869,206
3.00%, 11/20/49	171	154,445
3.00%, 12/20/49	90,998	82,066,789
3.00%, 01/20/50	48,400	43,636,496
3.00%, 02/20/50	61,085	55,105,463
3.00%, 07/20/50	1,919	1,729,551
3.00%, 08/20/50	28,465	25,614,813
3.00%, 09/20/50	1,146	1,031,127
3.00%, 06/20/51	731	655,452
3.00%, 08/20/51	79,639	71,378,646
3.00%, 09/20/51	26,440	23,690,436
3.00%, 10/20/51	30,474	27,296,155
3.00%, 11/20/51	51,652	46,251,008
3.00%, 12/20/51	46,382	41,519,541
3.00%, 02/20/52	23,715	21,215,844
3.00%, 05/20/52	9,782	8,722,828
3.00%, 07/20/52	29,113	26,053,323
3.00%, 08/20/52	14,527	13,000,181
3.00%, 09/20/52	19,802	17,726,800
3.00%, 03/21/53(i)	90,032	80,362,353
3.50%, 11/20/40	64	60,149
3.50%, 12/20/40	46	42,994
3.50%, 05/20/41	93	87,412

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/15/41	$163	$153,901
3.50%, 10/15/41	217	204,659
3.50%, 12/15/41	1,751	1,651,669
3.50%, 04/15/42	107	101,329
3.50%, 08/20/42	8,921	8,407,794
3.50%, 09/15/42	359	339,174
3.50%, 09/20/42	10,734	10,115,670
3.50%, 10/15/42	320	302,301
3.50%, 10/20/42	28,616	26,968,835
3.50%, 11/15/42	451	425,783
3.50%, 11/20/42	24,988	23,549,653
3.50%, 12/15/42	651	614,210
3.50%, 12/20/42	8,844	8,334,677
3.50%, 02/15/43	348	328,577
3.50%, 02/20/43	171	160,926
3.50%, 03/15/43	452	425,657
3.50%, 03/20/43	759	714,936
3.50%, 04/15/43	24	22,886
3.50%, 04/20/43	191	179,445
3.50%, 05/15/43	717	676,590
3.50%, 06/15/43	10,325	9,739,198
3.50%, 08/20/43	138	130,088
3.50%, 09/20/43	68	63,954
3.50%, 10/20/43	186	174,757
3.50%, 01/15/44	151	141,939
3.50%, 01/20/44	5,734	5,399,865
3.50%, 02/20/44	1,864	1,755,150
3.50%, 03/20/44	176	165,451
3.50%, 07/20/44	32	29,712
3.50%, 08/15/44	27	25,427
3.50%, 08/20/44	6,108	5,747,263
3.50%, 09/15/44	75	70,285
3.50%, 09/20/44	10,986	10,336,955
3.50%, 10/15/44	148	139,067
3.50%, 10/20/44	1,653	1,555,082
3.50%, 11/20/44	14	12,998
3.50%, 12/20/44	1,024	963,421
3.50%, 01/15/45	61	57,765
3.50%, 01/20/45	151	142,506
3.50%, 03/15/45	121	112,346
3.50%, 04/20/45	10,474	9,842,811
3.50%, 05/20/45	3,978	3,738,729
3.50%, 06/15/45	42	39,673
3.50%, 06/20/45	17	15,515
3.50%, 07/20/45	236	221,367
3.50%, 08/20/45	495	465,520
3.50%, 09/20/45	15,332	14,407,589
3.50%, 10/20/45	1,498	1,407,865
3.50%, 11/20/45	10,868	10,213,198
3.50%, 12/20/45	6,075	5,708,351
3.50%, 03/20/46	22,389	21,039,262
3.50%, 04/20/46	9,846	9,201,017
3.50%, 06/20/46	43,424	40,577,812
3.50%, 07/20/46	313	292,771
3.50%, 08/15/46	48	44,465
3.50%, 11/20/46	444	414,586
3.50%, 12/20/46	12,600	11,774,028
3.50%, 01/15/47	51	47,570
3.50%, 01/20/47	2,964	2,769,712
3.50%, 02/20/47	50,992	47,649,185

98	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/20/47	$18,874	$17,628,456
3.50%, 04/20/47	16,697	15,595,564
3.50%, 06/20/47	3,747	3,499,402
3.50%, 07/20/47	472	440,647
3.50%, 08/20/47	24,953	23,309,490
3.50%, 09/15/47	58	53,652
3.50%, 09/20/47	7,795	7,280,619
3.50%, 10/20/47	14,477	13,566,267
3.50%, 11/15/47	21	19,701
3.50%, 11/20/47	21,387	19,975,351
3.50%, 12/15/47	34,143	31,840,990
3.50%, 12/20/47	10,045	9,386,943
3.50%, 01/20/48	9,269	8,658,058
3.50%, 02/20/48	3,499	3,268,614
3.50%, 04/20/48	34,303	32,034,564
3.50%, 05/15/48	371	344,655
3.50%, 08/20/48	4,569	4,266,255
3.50%, 11/20/48	3,644	3,402,630
3.50%, 01/20/49	2,218	2,071,351
3.50%, 06/20/49	740	689,139
3.50%, 09/20/49	5,911	5,501,066
3.50%, 10/20/49	7,577	7,052,105
3.50%, 01/20/50	29,923	27,840,767
3.50%, 03/20/50	8,471	7,881,902
3.50%, 08/20/50	6,924	6,426,775
3.50%, 10/20/51	2,704	2,495,487
3.50%, 01/20/52	10,706	9,882,280
3.50%, 02/20/52	19,829	18,302,761
3.50%, 09/20/52	9,919	9,113,385
3.50%, 03/21/53(i)	143,826	132,157,311
4.00%, 06/15/39	6	6,280
4.00%, 09/20/40	2,344	2,274,298
4.00%, 01/15/41	2	1,451
4.00%, 01/20/41	758	735,760
4.00%, 02/15/41	1,813	1,757,949
4.00%, 05/20/41	15	14,419
4.00%, 07/15/41	849	822,513
4.00%, 09/15/41	20	19,679
4.00%, 09/20/41	1,010	979,085
4.00%, 10/15/41	342	330,695
4.00%, 11/15/41	204	198,128
4.00%, 12/15/41	771	747,561
4.00%, 12/20/41	3,365	3,263,029
4.00%, 01/15/42	67	64,967
4.00%, 01/20/42	1,463	1,418,381
4.00%, 02/15/42	350	339,449
4.00%, 03/15/42	1,817	1,759,131
4.00%, 04/15/42	515	498,601
4.00%, 09/20/42	721	699,083
4.00%, 08/15/43	14	13,741
4.00%, 10/20/43	3,631	3,518,252
4.00%, 03/15/44	127	121,995
4.00%, 04/15/44	30	29,281
4.00%, 06/15/44	171	164,805
4.00%, 08/15/44	9	9,043
4.00%, 08/20/44	258	249,164
4.00%, 09/15/44	2	2,021
4.00%, 10/15/44	10	9,785
4.00%, 10/20/44	4,863	4,699,544
4.00%, 12/20/44	319	308,705

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/20/45	$7,651	$7,394,038
4.00%, 08/20/45	4,254	4,085,706
4.00%, 09/20/45	4,940	4,744,890
4.00%, 10/20/45	590	566,628
4.00%, 01/20/46	2,251	2,161,771
4.00%, 03/20/46	11,111	10,671,853
4.00%, 07/20/46	2,383	2,286,981
4.00%, 08/20/46	33	31,463
4.00%, 09/20/46	546	523,902
4.00%, 11/20/46	2,836	2,722,262
4.00%, 12/15/46	4,476	4,302,280
4.00%, 04/20/47	17,990	17,259,152
4.00%, 06/20/47	7,350	7,051,259
4.00%, 07/20/47	32,117	30,812,400
4.00%, 08/20/47	1,529	1,467,016
4.00%, 11/20/47	19,440	18,649,981
4.00%, 12/20/47	47	44,936
4.00%, 01/20/48	155	148,330
4.00%, 03/15/48	42	39,571
4.00%, 03/20/48	22,499	21,585,092
4.00%, 04/20/48	11,997	11,503,267
4.00%, 05/15/48	1,958	1,879,852
4.00%, 05/20/48	12,852	12,323,227
4.00%, 08/20/48	19,902	19,082,464
4.00%, 09/20/48	7,203	6,906,910
4.00%, 10/20/48	608	582,604
4.00%, 11/20/48	16,788	16,097,115
4.00%, 02/20/49	7,528	7,217,928
4.00%, 03/20/49	307	294,036
4.00%, 05/20/49	722	688,391
4.00%, 06/15/49	744	713,178
4.00%, 06/20/49	1,840	1,754,943
4.00%, 09/15/49	1,944	1,867,017
4.00%, 02/20/50	118	112,169
4.00%, 07/20/50	174	166,850
4.00%, 07/20/52	9,479	8,965,951
4.00%, 09/20/52	59,527	56,242,023
4.00%, 12/20/52	17,568	16,598,602
4.00%, 03/21/53(i)	148,806	140,580,980
4.50%, 04/15/39	311	309,775
4.50%, 08/15/39	1,553	1,547,708
4.50%, 11/20/39	793	791,513
4.50%, 01/20/40	215	214,768
4.50%, 06/15/40	1,473	1,468,370
4.50%, 07/15/40	672	669,674
4.50%, 08/15/40	1,083	1,079,077
4.50%, 08/20/40	1,319	1,317,251
4.50%, 09/15/40	1,313	1,308,614
4.50%, 10/20/40	3,222	3,217,678
4.50%, 06/20/41	2,822	2,818,536
4.50%, 07/20/41	14,590	14,572,940
4.50%, 09/20/41	1,938	1,935,544
4.50%, 12/20/41	396	395,073
4.50%, 11/20/45	3,281	3,258,305
4.50%, 02/15/46	4	4,003
4.50%, 08/20/46	4,121	4,107,534
4.50%, 09/20/46	671	669,952
4.50%, 10/20/46	2,936	2,926,213
4.50%, 11/20/46	1,145	1,141,699
4.50%, 12/20/46	478	476,300

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 02/20/47	$486	$481,691
4.50%, 04/20/47	586	574,764
4.50%, 05/20/47	548	538,069
4.50%, 06/20/47	1,259	1,236,278
4.50%, 07/20/47	2,857	2,804,900
4.50%, 10/20/47	901	884,916
4.50%, 04/20/48	2,182	2,142,661
4.50%, 05/20/48	5,517	5,416,031
4.50%, 06/20/48	6,007	5,898,316
4.50%, 07/20/48	7,858	7,716,025
4.50%, 08/20/48	12,660	12,430,983
4.50%, 09/20/48	631	619,664
4.50%, 10/20/48	652	641,436
4.50%, 11/20/48	180	176,860
4.50%, 12/20/48	6,410	6,294,461
4.50%, 01/20/49	144	141,682
4.50%, 02/20/49	1,447	1,414,407
4.50%, 03/20/49	2,734	2,684,382
4.50%, 05/20/49	723	708,264
4.50%, 06/20/49	8,633	8,476,329
4.50%, 07/20/49	6,422	6,305,640
4.50%, 08/20/49	2,584	2,537,430
4.50%, 07/20/52	4,986	4,830,503
4.50%, 08/20/52	110,599	107,147,884
4.50%, 03/21/53(i)	119,861	116,225,698
5.00%, 12/15/36	447	455,814
5.00%, 01/15/39	1,319	1,331,062
5.00%, 07/15/39	2,391	2,414,129
5.00%, 05/15/40	859	867,987
5.00%, 07/20/40	4,437	4,504,557
5.00%, 08/20/40	1,636	1,661,177
5.00%, 05/15/47	1,053	1,076,061
5.00%, 06/15/47	160	162,788
5.00%, 11/15/47	360	366,603
5.00%, 12/15/47	262	267,280
5.00%, 01/15/48	344	350,337
5.00%, 02/15/48	603	616,590
5.00%, 03/20/48	1,222	1,224,729
5.00%, 04/20/48	4,187	4,196,694
5.00%, 05/20/48	4,507	4,517,117
5.00%, 10/20/48	89	89,545
5.00%, 11/20/48	1,629	1,633,147
5.00%, 12/20/48	2,973	2,980,029
5.00%, 01/20/49	4,934	4,945,160
5.00%, 04/20/49	11,624	11,651,223
5.00%, 05/20/49	1,376	1,378,713
5.00%, 06/20/49	11,176	11,201,904
5.00%, 07/20/52	5,279	5,217,325
5.00%, 09/20/52	6,572	6,494,612
5.00%, 12/20/52	44,739	44,212,511
5.00%, 01/20/53	47,312	46,755,474
5.00%, 03/21/53(i)	33,105	32,706,705
5.50%, 03/15/36	668	692,109
5.50%, 06/20/38	717	740,034
5.50%, 03/20/39	1,109	1,144,778
5.50%, 12/15/39	258	268,906
5.50%, 01/15/40	2,482	2,596,286
5.50%, 04/20/48	259	265,931
5.50%, 12/20/52	20,223	20,293,975
5.50%, 01/20/53	27,373	27,468,417

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 03/21/53(i)	$251,899	$252,774,742
6.00%, 03/15/37	2,109	2,204,277
6.00%, 09/20/38	808	853,751
6.00%, 11/15/39	355	371,040
6.50%, 10/20/38	1,200	1,286,237
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	19,033	16,458,584
1.50%, 04/01/36	335	290,041
1.50%, 07/01/36	3,440	2,975,066
1.50%, 10/01/36	13,663	11,814,405
1.50%, 02/01/37	164,618	142,350,949
1.50%, 03/01/37	169,260	146,233,757
1.50%, 04/01/37	26,057	22,511,864
1.50%, 08/01/37	13,518	11,689,408
1.50%, 03/16/38(i)	96,063	82,997,093
1.50%, 11/01/50	92,723	71,734,443
1.50%, 01/01/51	25,827	19,980,699
1.50%, 04/01/51	9,398	7,281,500
1.50%, 05/01/51	105,116	81,432,862
1.50%, 07/01/51	143,354	111,045,111
1.50%, 11/01/51	92,511	71,606,531
1.50%, 03/13/53(i)	67,975	52,504,050
2.00%, 10/01/35	33,569	29,898,405
2.00%, 11/01/35	16,046	14,361,812
2.00%, 12/01/35	73,547	65,503,348
2.00%, 02/01/36	377,629	336,624,600
2.00%, 03/01/36	74,732	66,526,372
2.00%, 04/01/36	568	505,478
2.00%, 05/01/36	59,407	52,857,517
2.00%, 06/01/36	34,395	30,603,385
2.00%, 08/01/36	27,876	24,803,128
2.00%, 09/01/36	22,801	20,287,337
2.00%, 10/01/36	7,323	6,518,353
2.00%, 11/01/36	49,164	43,744,528
2.00%, 12/01/36	93,171	82,900,172
2.00%, 01/01/37	136,749	121,685,695
2.00%, 02/01/37	37,957	33,772,514
2.00%, 04/01/37	138,615	123,083,107
2.00%, 05/01/37	67,681	60,096,571
2.00%, 06/01/37	98,380	87,356,514
2.00%, 03/16/38(i)	100,939	89,532,161
2.00%, 07/01/50	61,741	50,689,578
2.00%, 09/01/50	53,889	44,217,423
2.00%, 10/01/50	166,459	136,583,502
2.00%, 11/01/50	2,632	2,157,110
2.00%, 12/01/50	194,896	160,587,146
2.00%, 01/01/51	106,334	87,777,359
2.00%, 02/01/51	467,581	382,582,065
2.00%, 03/01/51	494,046	404,495,276
2.00%, 04/01/51	511,264	418,355,685
2.00%, 05/01/51	114,991	94,299,518
2.00%, 06/01/51	270,095	221,063,452
2.00%, 07/01/51	198,791	162,622,053
2.00%, 08/01/51	84,996	69,462,158
2.00%, 09/01/51	37,717	30,795,396
2.00%, 10/01/51	717,478	586,150,344
2.00%, 11/01/51	401,511	328,027,155
2.00%, 12/01/51	418,515	341,618,518
2.00%, 01/01/52	240,031	196,392,061
2.00%, 02/01/52	374,224	304,913,336

100	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 03/01/52	$145,153	$118,204,119
2.00%, 06/01/52	15,126	12,331,656
2.00%, 03/13/53(i)	311,281	253,493,309
2.50%, 05/01/27	1,080	1,027,432
2.50%, 10/01/27	1,139	1,078,489
2.50%, 01/01/28	134	127,000
2.50%, 03/01/28	205	189,948
2.50%, 06/01/28	35	32,815
2.50%, 09/01/28	98	90,476
2.50%, 12/01/28	41	38,413
2.50%, 09/01/29	72	66,700
2.50%, 12/01/29	1,828	1,726,617
2.50%, 02/01/30	1,199	1,112,043
2.50%, 03/01/30	3,921	3,635,066
2.50%, 04/01/30	232	214,798
2.50%, 06/01/30	625	578,893
2.50%, 07/01/30	1,271	1,178,247
2.50%, 08/01/30	3,366	3,119,959
2.50%, 09/01/30	1,265	1,173,004
2.50%, 12/01/30	2,524	2,339,291
2.50%, 01/01/31	1,620	1,502,265
2.50%, 04/01/31	959	889,090
2.50%, 05/01/31	25	22,810
2.50%, 09/01/31	4,817	4,464,622
2.50%, 10/01/31	45,101	41,800,965
2.50%, 12/01/31	8,318	7,708,497
2.50%, 01/01/32	16,230	15,040,825
2.50%, 02/01/32	19,163	17,760,516
2.50%, 03/01/32	7,413	6,870,538
2.50%, 04/01/32	45,289	41,973,948
2.50%, 05/01/32	29,171	27,035,480
2.50%, 06/01/32	817	757,318
2.50%, 07/01/32	12,904	11,958,829
2.50%, 09/01/32	4,850	4,494,739
2.50%, 10/01/32	963	890,876
2.50%, 11/01/32	721	667,112
2.50%, 12/01/32	8,552	7,914,207
2.50%, 01/01/33	26,163	24,255,231
2.50%, 03/01/33	121	111,627
2.50%, 07/01/33	117	107,756
2.50%, 08/01/34	654	606,248
2.50%, 10/01/34	285	262,006
2.50%, 11/01/34	24,802	22,771,236
2.50%, 07/01/35	13,651	12,517,273
2.50%, 09/01/35	25,973	23,816,319
2.50%, 10/01/35	83,410	76,484,195
2.50%, 03/01/36	24,548	22,416,769
2.50%, 04/01/36	1,559	1,423,713
2.50%, 05/01/36	20,891	19,076,377
2.50%, 07/01/36	35,526	32,439,490
2.50%, 08/01/36	10,283	9,395,114
2.50%, 10/01/36	1,426	1,301,792
2.50%, 03/01/37	3,439	3,142,097
2.50%, 04/01/37	23,756	21,689,789
2.50%, 05/01/37	70,679	64,471,263
2.50%, 06/01/37	17,117	15,613,355
2.50%, 03/16/38(i)	98,077	89,433,818
2.50%, 05/01/43	223	195,412
2.50%, 02/01/47	770	666,792
2.50%, 04/01/47	9,739	8,434,319

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/47	$189	$163,794
2.50%, 07/01/50	46,526	40,053,069
2.50%, 08/01/50	50,468	43,234,330
2.50%, 09/01/50	151,168	129,661,498
2.50%, 10/01/50	192,652	164,648,996
2.50%, 11/01/50	222,594	190,177,702
2.50%, 12/01/50	65,236	55,680,223
2.50%, 01/01/51	143,979	122,823,094
2.50%, 02/01/51	20,120	17,147,647
2.50%, 03/01/51	65,435	55,810,189
2.50%, 04/01/51	39,082	33,246,290
2.50%, 05/01/51	21,385	18,215,078
2.50%, 07/01/51	255,839	217,777,287
2.50%, 08/01/51	292,733	249,415,691
2.50%, 09/01/51	121,821	103,659,371
2.50%, 10/01/51	71,333	60,698,523
2.50%, 11/01/51	103,446	87,952,313
2.50%, 12/01/51	407,336	346,243,456
2.50%, 01/01/52	458,735	389,056,767
2.50%, 02/01/52	112,302	95,347,382
2.50%, 03/01/52	260,710	221,049,582
2.50%, 04/01/52	206,942	175,465,266
2.50%, 05/01/52	119,196	100,960,837
2.50%, 07/01/52	40,138	34,025,354
2.50%, 08/01/52	11,680	9,899,327
2.50%, 03/13/53(i)	521,352	441,580,644
3.00%, 11/01/25	87	84,486
3.00%, 10/01/26	62	59,271
3.00%, 01/01/27	1,585	1,520,058
3.00%, 02/01/27	17	16,657
3.00%, 10/01/27	2,062	1,967,486
3.00%, 11/01/27	1,372	1,309,699
3.00%, 12/01/27	93	88,332
3.00%, 03/01/29	142	133,543
3.00%, 07/01/29	219	206,548
3.00%, 09/01/29	110	103,264
3.00%, 10/01/29	29	27,711
3.00%, 01/01/30	84	78,937
3.00%, 03/01/30	43,420	41,298,675
3.00%, 04/01/30	3,595	3,385,289
3.00%, 06/01/30	750	714,194
3.00%, 07/01/30	2,768	2,606,928
3.00%, 08/01/30	10,425	9,817,729
3.00%, 09/01/30	14,105	13,283,600
3.00%, 10/01/30	6,337	5,968,183
3.00%, 11/01/30	1,446	1,361,476
3.00%, 12/01/30	4,124	3,883,147
3.00%, 01/01/31	14,571	13,721,601
3.00%, 02/01/31	10,440	9,832,564
3.00%, 03/01/31	6,792	6,395,145
3.00%, 04/01/31	1,018	949,684
3.00%, 05/01/31	354	333,315
3.00%, 06/01/31	6,040	5,687,276
3.00%, 07/01/31	1,512	1,423,991
3.00%, 09/01/31	5,568	5,243,517
3.00%, 10/01/31	1,295	1,219,217
3.00%, 12/01/31	11,182	10,549,777
3.00%, 01/01/32	10,122	9,531,111
3.00%, 02/01/32	18,778	17,683,452
3.00%, 03/01/32	2,648	2,491,865

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/32	$192	$180,331
3.00%, 05/01/32	3,531	3,322,891
3.00%, 06/01/32	6,011	5,660,579
3.00%, 08/01/32	3,745	3,524,208
3.00%, 09/01/32	1,045	984,540
3.00%, 11/01/32	6,074	5,716,607
3.00%, 12/01/32	11,791	11,097,695
3.00%, 02/01/33	6,728	6,331,812
3.00%, 05/01/33	527	493,770
3.00%, 09/01/33	455	426,705
3.00%, 10/01/33	5,532	5,181,732
3.00%, 07/01/34	4,460	4,175,568
3.00%, 08/01/34	393	368,180
3.00%, 09/01/34	6,405	5,995,349
3.00%, 11/01/34	4,224	3,953,945
3.00%, 12/01/34	14,370	13,451,289
3.00%, 03/01/35	4,089	3,827,161
3.00%, 04/01/35	24,217	22,661,268
3.00%, 06/01/35	807	755,233
3.00%, 07/01/35	3,355	3,140,610
3.00%, 10/01/35	9,505	8,894,339
3.00%, 12/01/35	6,703	6,286,202
3.00%, 07/01/37	16,000	14,927,052
3.00%, 03/16/38(i)	70,245	65,495,713
3.00%, 08/01/42	231	209,666
3.00%, 09/01/42	86	77,528
3.00%, 10/01/42	3,613	3,272,270
3.00%, 11/01/42	2,739	2,480,636
3.00%, 12/01/42	14,523	13,155,412
3.00%, 01/01/43	7,857	7,116,897
3.00%, 02/01/43	246	222,668
3.00%, 03/01/43	10,353	9,374,550
3.00%, 04/01/43	11,332	10,261,780
3.00%, 05/01/43	4,784	4,332,042
3.00%, 06/01/43	2,373	2,147,944
3.00%, 07/01/43	1,672	1,514,069
3.00%, 08/01/43	2,778	2,514,334
3.00%, 09/01/43	6,634	6,007,670
3.00%, 01/01/44	9,279	8,401,964
3.00%, 10/01/44	29,417	26,637,793
3.00%, 12/01/44	11	9,841
3.00%, 01/01/45	2,980	2,698,973
3.00%, 02/01/45	266	239,436
3.00%, 03/01/45	12,698	11,498,691
3.00%, 04/01/45	107	96,347
3.00%, 05/01/45	12,248	11,073,797
3.00%, 06/01/45	59	52,916
3.00%, 08/01/45	134	121,432
3.00%, 09/01/45	943	847,899
3.00%, 11/01/45	2,030	1,826,207
3.00%, 12/01/45	368	331,348
3.00%, 01/01/46	568	510,854
3.00%, 04/01/46	3,237	2,911,389
3.00%, 06/01/46	62	56,005
3.00%, 07/01/46	76,334	68,656,835
3.00%, 08/01/46	13,681	12,311,370
3.00%, 10/01/46	4,249	3,823,921
3.00%, 11/01/46	52,364	47,088,464
3.00%, 12/01/46	115,624	103,997,241
3.00%, 01/01/47	43,091	38,797,549

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/01/47	$70,409	$63,311,211
3.00%, 03/01/47	38,310	34,447,816
3.00%, 05/01/47	1,465	1,317,623
3.00%, 07/01/47	17,633	15,855,693
3.00%, 08/01/47	5,461	4,910,307
3.00%, 12/01/47	28,469	25,614,795
3.00%, 03/01/48	4,356	3,916,510
3.00%, 04/01/48	170	152,450
3.00%, 09/01/48	432	388,621
3.00%, 11/01/48	49,259	44,291,563
3.00%, 02/01/49	22,832	20,534,975
3.00%, 09/01/49	10,598	9,476,090
3.00%, 11/01/49	16,705	14,891,777
3.00%, 12/01/49	31,819	28,340,824
3.00%, 02/01/50	8,528	7,586,794
3.00%, 03/01/50	20,658	18,401,572
3.00%, 04/01/50	33,546	29,953,551
3.00%, 05/01/50	9,480	8,463,152
3.00%, 06/01/50	27,347	24,391,317
3.00%, 07/01/50	24,839	22,159,728
3.00%, 08/01/50	63,320	56,622,112
3.00%, 09/01/50	203	180,451
3.00%, 10/01/50	120,456	107,462,099
3.00%, 11/01/50	1,743	1,553,672
3.00%, 12/01/50	604	538,228
3.00%, 01/01/51	21,101	18,816,518
3.00%, 05/01/51	57,632	51,526,101
3.00%, 07/01/51	3,963	3,496,215
3.00%, 08/01/51	65,663	58,240,444
3.00%, 11/01/51	20,138	17,783,036
3.00%, 01/01/52	46,174	40,745,360
3.00%, 03/01/52	47,282	41,605,941
3.00%, 04/01/52	144,797	127,539,829
3.00%, 05/01/52	60,469	53,209,510
3.00%, 03/13/53(i)	428,477	376,834,064
3.50%, 10/01/25	162	157,322
3.50%, 01/01/27	206	198,294
3.50%, 11/01/28	111	107,152
3.50%, 01/01/29	230	221,382
3.50%, 11/01/29	108	102,581
3.50%, 12/01/29	908	874,043
3.50%, 07/01/30	5,832	5,615,576
3.50%, 10/01/30	1,537	1,479,262
3.50%, 11/01/30	325	312,674
3.50%, 03/01/31	2,292	2,203,863
3.50%, 06/01/31	7,212	6,944,476
3.50%, 01/01/32	8,406	8,089,847
3.50%, 02/01/32	1,059	1,012,429
3.50%, 05/01/32	4,217	4,058,400
3.50%, 06/01/32	3,889	3,742,691
3.50%, 07/01/32	1,376	1,324,574
3.50%, 08/01/32	1,010	963,457
3.50%, 09/01/32	2,400	2,311,559
3.50%, 10/01/32	946	902,181
3.50%, 11/01/32	1,105	1,057,950
3.50%, 12/01/32	127	122,165
3.50%, 02/01/33	544	521,992
3.50%, 03/01/33	4,838	4,655,886
3.50%, 04/01/33	6,124	5,841,208
3.50%, 05/01/33	4,352	4,176,550

102	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/33	$5,115	$4,908,778
3.50%, 10/01/33	692	663,626
3.50%, 01/01/34	1,787	1,719,435
3.50%, 02/01/34	24,850	23,847,563
3.50%, 03/01/34	554	530,185
3.50%, 04/01/34	1,521	1,459,027
3.50%, 05/01/34	2,093	2,003,947
3.50%, 07/01/34	7,615	7,337,053
3.50%, 08/01/34	5,972	5,716,649
3.50%, 01/01/35	4,231	4,050,254
3.50%, 05/01/35	353	339,849
3.50%, 03/16/38(i)	61,041	58,179,227
3.50%, 08/01/38	970	911,193
3.50%, 09/01/38	1,705	1,601,579
3.50%, 11/01/40	252	236,830
3.50%, 02/01/41	284	265,123
3.50%, 02/01/42	8,113	7,564,519
3.50%, 03/01/42	58	53,946
3.50%, 04/01/42	25	23,553
3.50%, 05/01/42	2,823	2,636,624
3.50%, 08/01/42	465	434,615
3.50%, 11/01/42	9,800	9,137,579
3.50%, 12/01/42	3,597	3,346,574
3.50%, 01/01/43	87	81,347
3.50%, 02/01/43	563	530,815
3.50%, 04/01/43	100	93,557
3.50%, 05/01/43	132	122,977
3.50%, 06/01/43	3,728	3,473,877
3.50%, 08/01/43	121	112,417
3.50%, 10/01/43	3,904	3,639,558
3.50%, 09/01/44	228	213,415
3.50%, 10/01/44	4,655	4,337,750
3.50%, 01/01/45	121	112,538
3.50%, 02/01/45	5,731	5,340,616
3.50%, 03/01/45	22,243	20,720,805
3.50%, 05/01/45	24,494	22,825,179
3.50%, 06/01/45	95	87,858
3.50%, 07/01/45	10,005	9,320,876
3.50%, 08/01/45	3,937	3,668,456
3.50%, 10/01/45	2,013	1,876,877
3.50%, 11/01/45	282	261,880
3.50%, 12/01/45	37,853	35,131,497
3.50%, 01/01/46	16,857	15,757,066
3.50%, 02/01/46	16,921	15,674,169
3.50%, 03/01/46	21,029	19,522,135
3.50%, 04/01/46	3,018	2,794,667
3.50%, 05/01/46	17,701	16,470,212
3.50%, 06/01/46	3,357	3,105,202
3.50%, 07/01/46	27,638	25,721,234
3.50%, 08/01/46	8,799	8,150,972
3.50%, 09/01/46	7,188	6,653,153
3.50%, 10/01/46	9,971	9,256,603
3.50%, 11/01/46	14,114	13,095,905
3.50%, 12/01/46	62,102	57,843,218
3.50%, 01/01/47	32,273	30,069,608
3.50%, 02/01/47	13,639	12,632,531
3.50%, 04/01/47	12,623	11,741,060
3.50%, 05/01/47	14,757	13,730,790
3.50%, 06/01/47	10,001	9,292,048
3.50%, 07/01/47	64,759	60,043,044

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/47	$15,613	$14,482,919
3.50%, 09/01/47	16,734	15,484,568
3.50%, 10/01/47	12,972	12,076,694
3.50%, 11/01/47	18,250	16,984,418
3.50%, 12/01/47	17,555	16,246,160
3.50%, 01/01/48	18,573	17,255,333
3.50%, 02/01/48	80,267	74,419,570
3.50%, 03/01/48	2,581	2,390,174
3.50%, 04/01/48	11,930	11,084,201
3.50%, 05/01/48	2,421	2,268,903
3.50%, 06/01/48	3,439	3,181,995
3.50%, 07/01/48	2,702	2,501,003
3.50%, 11/01/48	40,461	37,435,912
3.50%, 02/01/49	127	116,757
3.50%, 03/01/49	1,595	1,474,084
3.50%, 04/01/49	2,556	2,371,196
3.50%, 05/01/49	1,887	1,737,988
3.50%, 06/01/49	87,559	81,119,500
3.50%, 07/01/49	14,136	13,021,523
3.50%, 09/01/49	19,360	17,833,119
3.50%, 04/01/50	49,042	45,479,621
3.50%, 07/01/50	15,275	14,024,908
3.50%, 02/01/51	30,891	28,438,683
3.50%, 05/01/51	774	716,226
3.50%, 07/01/51	4,492	4,107,509
3.50%, 05/01/52	48,788	44,425,930
3.50%, 06/01/52	61,996	56,462,088
3.50%, 07/01/52	25,977	23,753,257
3.50%, 03/13/53(i)	305,936	278,473,462
4.00%, 10/01/25	681	665,670
4.00%, 11/01/25	40	39,464
4.00%, 03/01/26	279	272,475
4.00%, 06/01/26	393	383,393
4.00%, 09/01/26	140	136,055
4.00%, 12/01/30	1,133	1,103,365
4.00%, 01/01/31	421	410,339
4.00%, 02/01/31	302	293,723
4.00%, 10/01/31	1,287	1,251,421
4.00%, 02/01/32	1,661	1,615,650
4.00%, 07/01/32	4,336	4,226,714
4.00%, 05/01/33	5,169	5,056,817
4.00%, 06/01/33	865	845,919
4.00%, 07/01/33	1,542	1,508,627
4.00%, 12/01/33	9,712	9,491,704
4.00%, 03/16/38(i)	40,915	39,892,125
4.00%, 06/01/38	2,993	2,897,694
4.00%, 12/01/40	22	21,463
4.00%, 12/01/41	1,145	1,102,173
4.00%, 03/01/42	2,652	2,553,846
4.00%, 06/01/42	1,887	1,816,754
4.00%, 07/01/42	68	65,796
4.00%, 09/01/43	116	112,526
4.00%, 10/01/43	87	84,233
4.00%, 04/01/44	44	42,046
4.00%, 05/01/44	2,782	2,692,704
4.00%, 06/01/44	4,577	4,414,898
4.00%, 10/01/44	1,284	1,234,800
4.00%, 12/01/44	9,683	9,338,781
4.00%, 01/01/45	12,488	12,005,535
4.00%, 02/01/45	39,548	38,131,010

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/45	$6,195	$5,968,640
4.00%, 05/01/45	11,321	10,947,928
4.00%, 06/01/45	6,311	6,067,924
4.00%, 07/01/45	424	406,118
4.00%, 08/01/45	354	339,074
4.00%, 09/01/45	874	842,393
4.00%, 11/01/45	143	136,448
4.00%, 12/01/45	923	889,294
4.00%, 01/01/46	803	768,762
4.00%, 02/01/46	1,309	1,251,651
4.00%, 03/01/46	1,714	1,639,634
4.00%, 04/01/46	2,616	2,499,820
4.00%, 05/01/46	7,716	7,424,651
4.00%, 06/01/46	20,162	19,509,300
4.00%, 07/01/46	23,371	22,441,155
4.00%, 08/01/46	4,104	3,931,546
4.00%, 09/01/46	189	180,834
4.00%, 10/01/46	4,226	4,053,953
4.00%, 11/01/46	1,498	1,452,361
4.00%, 02/01/47	3,054	2,924,032
4.00%, 03/01/47	2,260	2,133,464
4.00%, 04/01/47	6,870	6,585,198
4.00%, 05/01/47	6,082	5,841,178
4.00%, 06/01/47	12,041	11,564,337
4.00%, 07/01/47	19,025	18,211,854
4.00%, 08/01/47	15,979	15,289,941
4.00%, 09/01/47	17,067	16,329,960
4.00%, 10/01/47	14,571	14,049,887
4.00%, 11/01/47	6,853	6,537,834
4.00%, 12/01/47	10,852	10,358,378
4.00%, 01/01/48	2,141	2,042,045
4.00%, 02/01/48	22,705	21,655,839
4.00%, 04/01/48	24,647	23,496,412
4.00%, 05/01/48	1,975	1,882,990
4.00%, 07/01/48	3,243	3,090,674
4.00%, 09/01/48	12,116	11,549,804
4.00%, 10/01/48	8,635	8,248,750
4.00%, 11/01/48	6,049	5,766,040
4.00%, 01/01/49	3,421	3,282,618
4.00%, 02/01/49	3,492	3,330,444
4.00%, 03/01/49	41,021	39,106,181
4.00%, 04/01/49	12,268	11,783,855
4.00%, 05/01/49	9,423	9,049,899
4.00%, 06/01/49	35,143	33,653,117
4.00%, 07/01/49	62,668	59,845,595
4.00%, 08/01/49	979	941,601
4.00%, 10/01/49	1,821	1,743,763
4.00%, 11/01/49	2,861	2,740,547
4.00%, 12/01/49	4,033	3,836,447
4.00%, 02/01/50	649	617,302
4.00%, 03/01/51	8,749	8,323,526
4.00%, 05/01/51	22,306	21,263,337
4.00%, 05/01/52	38,181	35,867,076
4.00%, 06/01/52	49,961	46,904,582
4.00%, 07/01/52	36,532	34,317,897
4.00%, 08/01/52	128,094	120,288,640
4.00%, 09/01/52	22,247	20,880,797
4.00%, 03/13/53(i)	192,435	180,618,288
4.50%, 10/01/24	101	100,011
4.50%, 02/01/25	48	47,623

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/25	$72	$70,562
4.50%, 06/01/25	358	352,163
4.50%, 08/01/31	1,134	1,120,548
4.50%, 08/01/34	327	322,596
4.50%, 03/16/38(i)	4,200	4,141,594
4.50%, 09/01/40	2,774	2,743,922
4.50%, 12/01/40	1,647	1,629,196
4.50%, 01/01/41	3,351	3,313,827
4.50%, 05/01/41	2,213	2,188,587
4.50%, 06/01/41	13,089	12,894,468
4.50%, 08/01/41	4,461	4,411,573
4.50%, 09/01/41	1,524	1,506,733
4.50%, 01/01/42	1,517	1,500,655
4.50%, 09/01/42	1,395	1,379,705
4.50%, 08/01/43	2,310	2,283,137
4.50%, 12/01/43	77	77,112
4.50%, 03/01/44	14	13,818
4.50%, 04/01/44	4,045	3,991,776
4.50%, 06/01/44	798	789,446
4.50%, 12/01/44	275	272,140
4.50%, 02/01/45	1,632	1,617,626
4.50%, 08/01/45	2,233	2,213,330
4.50%, 10/01/45	411	410,816
4.50%, 11/01/45	190	186,593
4.50%, 12/01/45	674	665,565
4.50%, 01/01/46	74	73,003
4.50%, 02/01/46	8,247	8,156,496
4.50%, 03/01/46	1,426	1,409,802
4.50%, 04/01/46	270	268,888
4.50%, 05/01/46	157	155,355
4.50%, 06/01/46	5	4,501
4.50%, 07/01/46	27	26,955
4.50%, 08/01/46	1,982	1,952,348
4.50%, 09/01/46	772	773,555
4.50%, 10/01/46	1,017	1,005,238
4.50%, 01/01/47	411	403,812
4.50%, 02/01/47	150	147,022
4.50%, 03/01/47	1,887	1,857,909
4.50%, 04/01/47	5,493	5,409,020
4.50%, 06/01/47	3,155	3,092,031
4.50%, 07/01/47	23	22,450
4.50%, 08/01/47	277	271,040
4.50%, 10/01/47	7,062	6,976,219
4.50%, 01/01/48	10,452	10,245,332
4.50%, 02/01/48	1,054	1,038,790
4.50%, 03/01/48	5,937	5,831,846
4.50%, 04/01/48	2,792	2,732,107
4.50%, 05/01/48	5,739	5,621,260
4.50%, 06/01/48	3,777	3,727,497
4.50%, 07/01/48	2,201	2,153,027
4.50%, 08/01/48	10,391	10,217,030
4.50%, 09/01/48	316	305,645
4.50%, 10/01/48	13,402	13,120,936
4.50%, 11/01/48	5,079	4,967,095
4.50%, 12/01/48	19,094	18,727,764
4.50%, 01/01/49	5,991	5,858,899
4.50%, 02/01/49	7,488	7,326,715
4.50%, 03/01/49	825	815,831
4.50%, 04/01/49	13,491	13,265,122
4.50%, 05/01/49	11,716	11,437,988

104	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 07/01/49	$808		$787,965
4.50%, 08/01/49	176		171,880
4.50%, 09/01/50	40,753		39,855,504
4.50%, 05/01/52	447		430,555
4.50%, 06/01/52	48,987		47,189,221
4.50%, 07/01/52	2,603		2,508,716
4.50%, 08/01/52	6,065		5,845,359
4.50%, 09/01/52	16,724		16,096,923
4.50%, 03/13/53(i)	267,233		257,462,293
5.00%, 07/01/23	17		17,058
5.00%, 12/01/23	0	(h)	250
5.00%, 09/01/33	96		96,443
5.00%, 11/01/33	2,774		2,783,755
5.00%, 06/01/35	135		136,078
5.00%, 10/01/35	47		46,806
5.00%, 12/01/36	39		39,682
5.00%, 03/16/38(i)	975		972,543
5.00%, 05/01/39	31		31,245
5.00%, 06/01/39	561		563,175
5.00%, 12/01/39	83		83,772
5.00%, 01/01/40	2		1,978
5.00%, 03/01/40	1,493		1,505,736
5.00%, 04/01/40	236		237,840
5.00%, 05/01/40	14		14,601
5.00%, 06/01/40	127		127,174
5.00%, 07/01/40	870		877,519
5.00%, 08/01/40	1,243		1,252,589
5.00%, 09/01/40	10		9,800
5.00%, 10/01/40	35		34,969
5.00%, 04/01/41	621		626,118
5.00%, 05/01/41	2,378		2,398,939
5.00%, 06/01/41	616		621,202
5.00%, 08/01/41	1,085		1,094,175
5.00%, 10/01/41	2,856		2,880,848
5.00%, 01/01/42	14,760		14,891,095
5.00%, 05/01/42	5,419		5,466,568
5.00%, 09/01/47	476		474,929
5.00%, 02/01/48	1,929		1,923,624
5.00%, 03/01/48	1,574		1,569,704
5.00%, 04/01/48	2,393		2,386,253
5.00%, 05/01/48	2,091		2,086,473
5.00%, 07/01/48	2,625		2,617,653
5.00%, 09/01/48	1,825		1,819,271
5.00%, 01/01/49	132		131,636
5.00%, 04/01/49	7,046		7,027,456
5.00%, 05/01/49	31		31,045
5.00%, 06/01/49	276		275,293
5.00%, 09/01/49	66		65,939
5.00%, 10/01/49	181		180,211
5.00%, 08/01/52	5,118		5,089,147
5.00%, 03/13/53(i)	278,465		273,722,515
5.50%, 05/01/33	1,031		1,052,789
5.50%, 11/01/33	2,101		2,144,432
5.50%, 09/01/34	3,109		3,184,687
5.50%, 09/01/36	234		238,850
5.50%, 03/01/38	186		191,023
5.50%, 06/01/38	5,087		5,230,002
5.50%, 11/01/38	467		480,360
5.50%, 07/01/40	1,287		1,322,887
5.50%, 09/01/41	32,806		33,496,889

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 01/01/47	$2,572	$2,641,070
5.50%, 12/01/48	245	251,047
5.50%, 03/13/53(i)	167,769	167,480,647
6.00%, 03/01/34	1,728	1,802,772
6.00%, 05/01/34	146	152,560
6.00%, 08/01/34	288	299,861
6.00%, 11/01/34	93	97,069
6.00%, 09/01/36	397	415,346
6.00%, 08/01/37	900	942,538
6.00%, 03/01/38	309	323,205
6.00%, 05/01/38	156	163,228
6.00%, 09/01/38	128	134,188
6.00%, 06/01/39	2,460	2,567,220
6.00%, 10/01/39	162	169,268
6.00%, 07/01/41	1,355	1,418,924
6.00%, 02/01/49	6,575	6,883,811
6.50%, 08/01/36	21	22,671
6.50%, 09/01/36	184	195,780
6.50%, 10/01/36	25	26,094
6.50%, 12/01/36	34	36,478
6.50%, 07/01/37	45	47,389
6.50%, 08/01/37	1,958	2,084,329
6.50%, 10/01/37	79	83,901
6.50%, 11/01/37	19	19,740
6.50%, 12/01/37	600	637,990
6.50%, 06/01/38	16	16,795
6.50%, 10/01/39	539	574,439
6.50%, 05/01/40	18	18,862
7.00%, 04/01/37	703	764,427

		24,089,988,880

U.S. Government Agency Obligations — 0.6%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,407,030
1.50%, 08/15/24	1,000	950,650
2.13%, 03/10/23	290	289,820
2.13%, 12/14/29	70	60,641
2.50%, 12/08/23	1,000	979,200
2.75%, 12/13/24	250	239,993
2.88%, 09/13/24	1,000	966,490
3.13%, 06/13/25	980	943,417
3.25%, 11/16/28	25,470	24,214,074
5.50%, 07/15/36	7,900	8,818,217
Federal Home Loan Mortgage Corp.
2.75%, 06/19/23	6,935	6,885,970
6.25%, 07/15/32	73,453	85,154,797
6.75%, 03/15/31	21,820	25,609,043
Federal National Mortgage Association
0.25%, 07/10/23	121,600	119,526,720
0.38%, 08/25/25	24,991	22,477,905
0.63%, 04/22/25	5,000	4,579,100
0.88%, 08/05/30	17,530	13,884,987
1.63%, 01/07/25	13,020	12,273,173
1.75%, 07/02/24	1,550	1,482,559
1.88%, 09/24/26	1,285	1,177,895
2.50%, 02/05/24	200	195,010
2.63%, 09/06/24	39,730	38,347,793
2.88%, 09/12/23	5,000	4,939,100
5.63%, 07/15/37	795	889,732
6.25%, 05/15/29	580	643,991
6.63%, 11/15/30	8,180	9,477,021

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
7.13%, 01/15/30	$10,000	$11,751,000
7.25%, 05/15/30	17,396	20,686,105
Tennessee Valley Authority
1.50%, 09/15/31	1,000	792,670
3.50%, 12/15/42	525	433,976
4.63%, 09/15/60	1,000	954,880
4.88%, 01/15/48	8,035	7,976,425
5.25%, 09/15/39	458	476,746
5.50%, 06/15/38	10,000	10,708,400
5.88%, 04/01/36	95	105,719
6.15%, 01/15/38	3,553	4,048,679
7.13%, 05/01/30	3,556	4,132,997
Series B, 4.70%, 07/15/33	1,500	1,514,670
Series E, 6.75%, 11/01/25	7,000	7,347,200

		462,343,795

U.S. Government Obligations — 41.0%
U.S. Treasury Note/Bond
0.25%, 03/15/24	238,400	226,666,250
0.25%, 05/15/24	141,870	133,817,770
0.25%, 06/15/24	139,076	130,687,979
0.25%, 05/31/25	106,410	96,375,870
0.25%, 06/30/25	4,100	3,706,016
0.25%, 07/31/25	184,800	166,464,375
0.25%, 08/31/25	340,050	305,380,842
0.25%, 09/30/25	116,300	104,252,047
0.25%, 10/31/25	194,300	173,503,828
0.38%, 04/15/24	75,910	71,995,891
0.38%, 07/15/24	38,455	36,063,580
0.38%, 08/15/24	87,250	81,537,852
0.38%, 09/15/24	5,000	4,659,375
0.38%, 04/30/25	44,000	40,081,250
0.38%, 11/30/25	467,800	417,876,969
0.38%, 12/31/25	360,900	321,962,275
0.38%, 01/31/26	652,200	579,387,988
0.38%, 07/31/27	119,700	101,193,258
0.38%, 09/30/27	5,000	4,204,688
0.50%, 02/28/26	184,700	164,224,274
0.50%, 04/30/27	93,800	80,426,172
0.50%, 05/31/27	108,400	92,622,719
0.50%, 06/30/27	136,900	116,675,165
0.50%, 08/31/27	155,022	131,466,347
0.50%, 10/31/27	202,200	170,606,250
0.63%, 10/15/24	12,820	11,957,154
0.63%, 07/31/26	60,000	52,856,250
0.63%, 03/31/27	75,600	65,329,032
0.63%, 11/30/27	197,000	166,895,938
0.63%, 12/31/27	187,400	158,411,563
0.63%, 05/15/30	270,400	213,827,250
0.63%, 08/15/30	396,000	311,416,875
0.75%, 11/15/24	113,750	105,987,451
0.75%, 03/31/26	20,500	18,344,297
0.75%, 04/30/26	10,000	8,914,844
0.75%, 05/31/26	42,800	38,051,875
0.75%, 08/31/26	227,900	201,121,750
0.75%, 01/31/28	496,300	421,195,854
0.88%, 06/30/26	170,000	151,512,500
0.88%, 09/30/26	190,610	168,615,394
0.88%, 11/15/30	163,800	130,912,031
1.00%, 12/15/24	165,200	154,197,422
1.00%, 07/31/28	200,000	169,625,000

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 01/15/25	$157,460	$147,015,974
1.13%, 02/28/25	83,700	77,880,234
1.13%, 10/31/26	171,100	152,412,672
1.13%, 02/28/27	40,300	35,671,797
1.13%, 02/29/28	122,340	105,585,155
1.13%, 08/31/28	273,600	233,201,250
1.13%, 02/15/31	257,200	209,296,500
1.13%, 05/15/40	156,500	99,059,609
1.13%, 08/15/40	58,000	36,521,875
1.25%, 08/31/24	141,550	133,797,926
1.25%, 11/30/26	164,900	147,276,313
1.25%, 12/31/26	191,230	170,493,497
1.25%, 03/31/28	186,000	161,253,282
1.25%, 04/30/28	129,100	111,671,500
1.25%, 05/31/28	209,110	180,569,753
1.25%, 06/30/28	232,175	200,069,551
1.25%, 09/30/28	317,000	271,505,548
1.25%, 08/15/31	318,900	258,558,141
1.25%, 05/15/50	205,900	114,274,500
1.38%, 08/31/26	22,500	20,313,281
1.38%, 10/31/28	185,000	159,302,344
1.38%, 12/31/28	185,430	159,310,447
1.38%, 11/15/31	400,250	325,828,516
1.38%, 11/15/40	284,800	187,122,500
1.38%, 08/15/50	16,000	9,180,000
1.50%, 09/30/24	103,300	97,848,504
1.50%, 10/31/24	105,100	99,327,711
1.50%, 11/30/24	290,100	273,589,231
1.50%, 02/15/25	152,720	143,288,347
1.50%, 08/15/26	382,000	346,665,000
1.50%, 01/31/27	325,280	292,319,989
1.50%, 11/30/28	284,200	246,121,642
1.50%, 02/15/30	35,485	30,128,983
1.63%, 02/15/26	207,890	191,486,180
1.63%, 05/15/26	250,000	229,042,970
1.63%, 09/30/26	34,500	31,386,914
1.63%, 10/31/26	76,300	69,272,055
1.63%, 11/30/26	21,200	19,227,406
1.63%, 08/15/29	54,000	46,672,032
1.63%, 05/15/31	340,910	286,630,736
1.63%, 11/15/50	229,500	140,748,047
1.75%, 06/30/24	151,540	145,058,113
1.75%, 07/31/24	69,380	66,217,247
1.75%, 12/31/24(b)	140,400	132,760,266
1.75%, 03/15/25	101,700	95,701,290
1.75%, 12/31/26	61,870	56,325,868
1.75%, 01/31/29	170,700	149,482,524
1.75%, 08/15/41	271,420	188,127,988
1.88%, 08/31/24	91,100	86,915,094
1.88%, 06/30/26(b)	5,000	4,613,281
1.88%, 07/31/26	24,900	22,925,508
1.88%, 02/28/27	178,100	162,196,227
1.88%, 02/28/29	159,200	140,419,375
1.88%, 02/15/32	422,760	358,223,044
1.88%, 02/15/41	130,200	93,052,313
1.88%, 02/15/51	575,700	376,273,922
1.88%, 11/15/51	233,450	151,961,359
2.00%, 04/30/24	270,500	260,926,837
2.00%, 05/31/24	213,750	205,692,627
2.00%, 06/30/24	132,494	127,158,011

106	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 02/15/25	$180,068	$170,670,701
2.00%, 08/15/25	326,715	306,933,429
2.00%, 11/15/26	181,000	166,449,298
2.00%, 11/15/41	98,760	71,338,669
2.00%, 02/15/50	102,000	68,993,438
2.00%, 08/15/51	466,600	313,861,406
2.13%, 03/31/24	208,900	202,241,312
2.13%, 07/31/24	215,509	206,829,711
2.13%, 09/30/24	100,000	95,687,500
2.13%, 11/30/24	76,050	72,514,864
2.13%, 05/15/25	245,800	232,492,236
2.13%, 05/31/26	48,500	45,131,524
2.25%, 03/31/24	142,950	138,588,909
2.25%, 04/30/24	185,395	179,376,904
2.25%, 10/31/24	20,000	19,134,375
2.25%, 11/15/24	214,966	205,594,826
2.25%, 12/31/24	75,300	71,837,965
2.25%, 11/15/25	159,829	150,476,507
2.25%, 03/31/26	19,000	17,808,047
2.25%, 02/15/27	151,206	139,912,709
2.25%, 08/15/27	146,750	134,883,887
2.25%, 11/15/27	153,750	140,861,427
2.25%, 05/15/41	276,900	210,400,734
2.25%, 08/15/46	118,960	85,874,250
2.25%, 08/15/49	106,500	76,413,750
2.25%, 02/15/52	252,900	180,625,922
2.38%, 08/15/24	259,717	249,886,306
2.38%, 04/30/26	17,500	16,441,797
2.38%, 05/15/27	190,870	176,867,897
2.38%, 03/31/29	244,200	221,325,329
2.38%, 05/15/29	191,600	173,368,063
2.38%, 02/15/42	141,000	108,459,844
2.38%, 11/15/49	229,400	169,290,031
2.38%, 05/15/51	133,000	97,713,438
2.50%, 04/30/24	175,500	170,255,567
2.50%, 05/15/24	51,100	49,529,074
2.50%, 05/31/24	232,640	225,251,863
2.50%, 01/31/25	35,340	33,844,952
2.50%, 02/28/26	52,350	49,474,840
2.50%, 03/31/27	109,200	101,837,532
2.50%, 02/15/45	50,824	38,832,713
2.50%, 02/15/46	152,800	116,175,750
2.50%, 05/15/46	123,517	93,892,220
2.63%, 03/31/25	5,000	4,790,234
2.63%, 04/15/25	97,100	92,920,149
2.63%, 12/31/25	56,500	53,719,141
2.63%, 01/31/26	62,300	59,155,797
2.63%, 05/31/27	132,700	124,178,172
2.63%, 02/15/29	211,491	194,670,856
2.63%, 07/31/29	145,500	133,416,680
2.75%, 02/28/25	90,500	86,989,590
2.75%, 05/15/25	150,000	143,789,063
2.75%, 06/30/25	141,900	135,880,337
2.75%, 08/31/25	173,108	165,493,954
2.75%, 04/30/27	169,300	159,327,172
2.75%, 07/31/27	119,500	112,264,649
2.75%, 02/15/28	263,702	246,664,380
2.75%, 05/31/29	285,900	264,479,837
2.75%, 08/15/32	379,750	345,216,484
2.75%, 08/15/42	106,523	86,766,312

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 11/15/42	$128,580	$104,471,250
2.75%, 08/15/47	219,000	174,207,656
2.75%, 11/15/47	158,550	126,146,344
2.88%, 04/30/25	48,000	46,158,750
2.88%, 05/31/25	146,800	141,065,625
2.88%, 06/15/25	277,400	266,585,736
2.88%, 07/31/25	183,900	176,558,368
2.88%, 11/30/25	110,400	105,682,126
2.88%, 05/15/28	252,994	237,517,884
2.88%, 08/15/28	219,930	206,081,283
2.88%, 04/30/29	176,320	164,363,300
2.88%, 05/15/32	489,500	450,340,000
2.88%, 05/15/43	90,184	74,584,986
2.88%, 08/15/45	153,125	124,916,504
2.88%, 11/15/46	54,000	44,026,875
2.88%, 05/15/49	42,000	34,348,125
2.88%, 05/15/52	205,000	168,100,000
3.00%, 06/30/24	249,620	242,843,206
3.00%, 07/31/24	294,400	286,051,001
3.00%, 07/15/25	181,030	174,283,805
3.00%, 09/30/25	173,100	166,378,852
3.00%, 10/31/25	127,600	122,545,844
3.00%, 05/15/42	43,150	36,704,469
3.00%, 11/15/44	99,727	83,474,615
3.00%, 05/15/45	121,400	101,369,000
3.00%, 11/15/45	65,100	54,287,297
3.00%, 02/15/47	116,190	96,764,484
3.00%, 05/15/47	152,118	126,757,077
3.00%, 02/15/48	123,550	103,048,422
3.00%, 08/15/48	109,290	91,257,150
3.00%, 02/15/49	31,400	26,282,781
3.00%, 08/15/52	203,680	171,473,100
3.13%, 08/15/25	159,300	153,774,281
3.13%, 08/31/27	9,200	8,779,531
3.13%, 11/15/28	197,515	187,191,756
3.13%, 08/31/29	208,900	197,247,297
3.13%, 11/15/41	53,900	47,069,859
3.13%, 02/15/42	71,800	62,443,563
3.13%, 02/15/43	58,700	50,582,891
3.13%, 08/15/44	60,519	51,772,113
3.13%, 05/15/48	86,860	74,211,013
3.25%, 08/31/24	104,180	101,494,109
3.25%, 06/30/29	175,480	167,007,606
3.25%, 05/15/42	162,200	143,420,281
3.38%, 08/15/42	40,000	36,018,750
3.38%, 05/15/44	84,200	75,109,031
3.38%, 11/15/48	45,550	40,781,484
3.50%, 09/15/25	136,970	133,363,837
3.50%, 01/31/28(b)	172,900	167,645,462
3.50%, 01/31/30	173,800	167,852,781
3.50%, 02/15/33	157,000	151,848,438
3.50%, 02/15/39	24,000	22,601,250
3.63%, 08/15/43	89,600	83,412,000
3.63%, 02/15/44	83,950	77,889,859
3.63%, 02/15/53	83,700	79,737,328
3.75%, 08/15/41	52,000	49,879,375
3.75%, 11/15/43	36,600	34,667,063
3.88%, 01/15/26	223,700	219,872,634
3.88%, 11/30/27	80,000	78,856,250
3.88%, 09/30/29	233,630	230,490,597

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.88%, 11/30/29	$254,900	$251,634,094
3.88%, 12/31/29	168,800	166,742,750
3.88%, 08/15/40	80,516	78,930,841
3.88%, 02/15/43	40,000	38,831,250
4.00%, 12/15/25	125,300	123,626,071
4.00%, 02/29/28	150,000	148,898,438
4.00%, 10/31/29	168,150	167,151,609
4.00%, 02/28/30	100,000	99,609,375
4.00%, 11/15/42	130,000	128,212,500
4.00%, 11/15/52	150,000	152,765,625
4.13%, 01/31/25(b)	197,100	194,543,859
4.13%, 09/30/27	287,000	285,497,736
4.13%, 10/31/27	30,000	29,847,656
4.13%, 11/15/32	397,000	403,451,250
4.25%, 09/30/24	200,000	197,742,188
4.25%, 12/31/24	214,200	211,790,250
4.25%, 10/15/25	170,620	169,180,394
4.25%, 05/15/39	16,040	16,521,200
4.25%, 11/15/40	28,889	29,678,934
4.38%, 10/31/24	196,900	195,046,372
4.38%, 02/15/38	32,000	33,510,000
4.38%, 11/15/39	50,933	53,224,985
4.38%, 05/15/40	32,403	33,780,128
4.38%, 05/15/41	15,949	16,641,785
4.50%, 11/30/24	96,800	96,096,688
4.50%, 11/15/25	191,900	191,585,165
4.50%, 02/15/36(b)	27,685	29,540,760
4.50%, 05/15/38	27,000	28,632,656
4.50%, 08/15/39	50,207	53,227,265
4.63%, 02/15/40	45,950	49,432,148
4.75%, 02/15/37	21,977	24,020,174
4.75%, 02/15/41	91,158	99,604,358
5.00%, 05/15/37	53,658	59,962,815
5.25%, 11/15/28	29,377	30,978,965
5.25%, 02/15/29	60,090	63,380,867
5.50%, 08/15/28	77,000	81,686,172
6.00%, 02/15/26	9,468	9,846,720
6.13%, 08/15/29	14,600	16,236,797
6.25%, 05/15/30	5,000	5,677,344
6.50%, 11/15/26	26,950	28,855,449
6.63%, 02/15/27	28,800	31,146,750
6.75%, 08/15/26	14,400	15,440,625
6.88%, 08/15/25	6,265	6,575,803

		35,159,557,804

Total U.S. Government & Agency Obligations — 69.7% (Cost: $66,739,292,260)		59,711,890,479

Total Long-Term Investments — 99.1% (Cost: $95,673,073,867)		84,930,992,604

Security	Shares/ Par (000)	Value

Short-Term Securities

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(j)(k)	3,821,757	$3,824,049,590
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(j)(k)(l)	642,811	642,810,889

Total Short-Term Securities — 5.2% (Cost: $4,464,406,355)		4,466,860,479

Total Investments Before TBA Sales Commitments — 104.3% (Cost: $100,137,480,222)		89,397,853,083

TBA Sales Commitments(i)

Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities
4.00%, 03/13/53	(40,295)	(37,820,635)
4.50%, 03/13/53	(47,163)	(45,438,603)
5.00%, 03/13/53	(40,730)	(40,036,317)
5.50%, 03/13/53	(36,946)	(36,882,499)

Total TBA Sales Commitments — (0.2)% (Proceeds: $(161,440,556))		(160,178,054)

Total Investments, Net of TBA Sales Commitments — 104.1% (Cost: $99,976,039,666)		89,237,675,029

Liabilities in Excess of Other Assets — (4.1)%		(3,518,319,033)

Net Assets — 100.0%		$85,719,355,996

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Rounds to less than 1,000.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

108	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Core U.S. Aggregate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,479,130,793	$—	$(2,655,975,040	)(a)	$(1,557,260)	$2,451,097	$3,824,049,590	3,821,757	$90,807,867		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,145,114,050	—	(502,303,161	)(a)	—	—	642,810,889	642,811	3,434,540	(b)	—

					$(1,557,260)	$2,451,097	$4,466,860,479		$94,242,407		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$345,547,126	$—	$345,547,126
Collaterized Mortgage Obligations	—	815,518,907	—	815,518,907
Corporate Bonds & Notes	—	21,757,307,731	—	21,757,307,731
Foreign Government Obligations	—	1,789,729,681	—	1,789,729,681
Municipal Debt Obligations	—	510,998,680	—	510,998,680
U.S. Government & Agency Obligations	—	59,711,890,479	—	59,711,890,479
Short-Term Securities
Money Market Funds	4,466,860,479	—	—	4,466,860,479
Liabilities
Investments
TBA Sales Commitments	—	(160,178,054)	—	(160,178,054)

	$4,466,860,479	$84,770,814,550	$—	$89,237,675,029

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	109

Statement of Assets and Liabilities

February 28, 2023

iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$84,930,992,604
Investments, at value — affiliated(c)	4,466,860,479
Cash	4,455,619
Cash pledged as collateral for TBA commitments	74,546,000
Receivables:
Investments sold	877,104,898
Securities lending income — affiliated	285,315
TBA sales commitments	161,440,556
Capital shares sold	75,605,283
Dividends — affiliated	13,343,205
Interest — unaffiliated	496,063,130

Total assets	91,100,697,089

LIABILITIES
Collateral on securities loaned, at value	642,710,889
TBA sales commitments, at value(d)	160,178,054
Payables:
Investments purchased	4,576,731,634
Investment advisory fees	1,720,516

Total liabilities	5,381,341,093

NET ASSETS	$85,719,355,996

NET ASSETS CONSIST OF
Paid-in capital	$97,311,439,437
Accumulated loss	(11,592,083,441)

NET ASSETS	$85,719,355,996

NET ASSET VALUE
Shares outstanding	880,700,000

Net asset value	$97.33

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$95,673,073,867
(b) Securities loaned, at value	$625,660,719
(c) Investments, at cost — affiliated	$4,464,406,355
(d) Proceeds from TBA sales commitments	$161,440,556

See notes to financial statements.

110	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended February 28, 2023

iShares Core U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$90,814,563
Interest — unaffiliated	1,968,503,980
Securities lending income — affiliated — net	3,427,844
Other income — unaffiliated	1,471,269

Total investment income	2,064,217,656

EXPENSES
Investment advisory	25,382,630

Total expenses	25,382,630

Less:
Investment advisory fees waived	(3,615,479)

Total expenses after fees waived	21,767,151

Net investment income	2,042,450,505

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(858,300,881)
Investments — affiliated	(1,557,260)
In-kind redemptions — unaffiliated(a)	(359,268,257)
Payments by affiliate	6,833

(1,219,119,565)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(9,422,408,750)
Investments — affiliated	2,451,097

(9,419,957,653)

Net realized and unrealized loss	(10,639,077,218)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,596,626,713)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	111

Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF
	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,042,450,505	$1,539,950,792
Net realized gain (loss)	(1,219,119,565)	27,489,848
Net change in unrealized appreciation (depreciation)	(9,419,957,653)	(4,048,941,341)

Net decrease in net assets resulting from operations	(8,596,626,713)	(2,481,500,701)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,958,102,477)	(1,536,535,082)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,351,623,889	5,982,209,116

NET ASSETS
Total increase (decrease) in net assets	(2,203,105,301)	1,964,173,333
Beginning of year	87,922,461,297	85,958,287,964

End of year	$85,719,355,996	$87,922,461,297

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

112	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Year Ended 02/28/23		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$110.34		$115.40	$116.32	$107.07	$106.72

Net investment income(a)	2.50		1.99	2.38	3.02	2.96
Net realized and unrealized gain (loss)(b)	(13.11)		(5.06)	(0.82)	9.24	0.31

Net increase (decrease) from investment operations	(10.61)		(3.07)	1.56	12.26	3.27

Distributions from net investment income(c)	(2.40)		(1.99)	(2.48)	(3.01)	(2.92)

Net asset value, end of year	$97.33		$110.34	$115.40	$116.32	$107.07

Total Return(d)
Based on net asset value	(9.67	)%(e)	(2.68)%	1.31%	11.61%	3.13%

Ratios to Average Net Assets(f)
Total expenses	0.03%		0.04%	0.04%	0.05%	0.05%

Total expenses after fees waived	0.03%		0.03%	0.03%	0.05%	0.04%

Net investment income	2.48%		1.74%	2.03%	2.70%	2.80%

Supplemental Data
Net assets, end of year (000)	$85,719,356		$87,922,461	$85,958,288	$76,413,081	$58,023,694

Portfolio turnover rate(g)(h)	104%		163%	179%	108%	146%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

114	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements  (continued)

securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

116	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Core U.S. Aggregate Bond
Barclays Bank PLC	$10,983,730	$(10,983,730)	$—		$—
Barclays Capital, Inc.	152,833,167	(152,833,167)	—		—
BMO Capital Markets Corp.	2,877,810	(2,877,810)	—		—
BNP Paribas SA	28,019,935	(28,019,935)	—		—
BofA Securities, Inc.	9,451,098	(9,451,098)	—		—
Citadel Clearing LLC	3,843,342	(3,843,342)	—		—
Citigroup Global Markets, Inc.	10,326,857	(10,326,857)	—		—
Deutsche Bank Securities, Inc.	42,466,809	(42,466,809)	—		—
Goldman Sachs & Co. LLC	95,906,869	(95,906,869)	—		—
HSBC Securities (USA), Inc.	2,802,016	(2,802,016)	—		—
J.P. Morgan Securities LLC	202,129,190	(202,129,190)	—		—
Jefferies LLC	1,723,023	(1,723,023)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	6,654,356	(6,654,356)	—		—
Morgan Stanley	8,698,916	(8,698,916)	—		—
Nomura Securities International, Inc.	6,415,912	(6,415,912)	—		—
Pershing LLC	711,857	(711,857)	—		—
RBC Capital Markets LLC	8,283,462	(8,283,462)	—		—
Scotia Capital (USA), Inc.	1,619,429	(1,619,429)	—		—
State Street Bank & Trust Co.	20,628	(20,628)	—		—
Toronto-Dominion Bank	7,692,920	(7,692,920)	—		—
UBS AG	383,379	(383,379)	—		—
Wells Fargo Securities LLC	21,816,014	(21,816,014)	—		—

	$625,660,719	$(625,660,719)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

Effective March 31, 2022, for its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.03%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to March 31, 2022, BFA was entitled to an annual investment advisory fee of 0.04%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended February 28, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
Core U.S. Aggregate Bond	$3,615,479

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Notes to Financial Statements  (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended February 28, 2023, the Fund paid BTC $1,047,489 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2023, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core U.S. Aggregate Bond	$173,556,832	$26,910,285	$(6,696,710)

During the year ended February 28, 2023, the iShares Core U.S. Aggregate Bond ETF received a reimbursement of $6,833 from an affiliate, which is included in payment by affiliate in the Statement of Operations, related to an operating event.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$88,848,115,706	$82,253,677,181	$3,035,120,360	$2,924,723,670

118	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

For the year ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$12,609,586,471	$6,460,795,150

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Core U.S. Aggregate Bond	$(359,452,905)	$359,452,905

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/23	Year Ended 02/28/22
Core U.S. Aggregate Bond
Ordinary income	$1,958,102,477	$1,536,535,082

As of February 28, 2023, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
Core U.S. Aggregate Bond	$208,258,167	$(1,047,632,595)		$(10,752,709,013)		$(11,592,083,441)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$100,153,741,254	$35,844,518	$(10,790,470,187)	$(10,754,625,669)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Notes to Financial Statements  (continued)

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

120	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 02/28/23		Year Ended 02/28/22
iShares ETF	Shares	Amount	Shares	Amount
Core U.S. Aggregate Bond
Shares sold	172,600,000	$17,350,936,843	126,600,000	$14,457,271,164
Shares redeemed	(88,700,000)	(8,999,312,954)	(74,700,000)	(8,475,062,048)

	83,900,000	$8,351,623,889	51,900,000	$5,982,209,116

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of iShares Core U.S. Aggregate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core U.S. Aggregate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2023, the related statement of operations for the year ended February 28, 2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2023 and the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 20, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

122	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2023:

iShares ETF	Federal Obligation Interest
Core U.S. Aggregate Bond	$594,892,908

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2023:

iShares ETF	Interest Dividends
Core U.S. Aggregate Bond	$2,042,122,805

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2023:

iShares ETF	Interest-Related Dividends
Core U.S. Aggregate Bond	$1,880,114,197

I M P O R T A N T T A X I N F O R M A T I O N	123

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core U.S. Aggregate Bond ETF (the “Fund” or “ETF”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

124	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. Aggregate Bond	$2.402526	$—	$—	$2.402526	100%	—%	—%	100%

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, ( “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, the Company is only required to comply with certain disclosure, reporting and transparency obligations of AIFMD because it has registered the iShares Core U.S. Aggregate Bond ETF (the “Fund”) to be marketed to investors in the EU and/or UK.

Report on Remuneration

The Company is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area.As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time.All employees are subject to a clawback policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

S U P P L E M E N T A L I N F O R M A T I O N	125

Supplemental Information  (unaudited) (continued)

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2022 was USD 4,121 million. This figure is comprised of fixed remuneration of USD 685 million and variable remuneration of USD 3,436 million. There was a total of 8 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2022, to its senior management was USD 2,958 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 970 million. These figures relate to the entire Company and not to the Fund.

Entity	Entity Code	CCY	Total Remuneration	Fixed Remuneration	Variable Remuneration	Senior Management Remuneration	MRTs	Beneficiaries	Status
BlackRock Fund Advisors	172	USD	$—	$—	$—	$—	$—	—	Final

Disclosures Under the EU Sustainable Finance Disclosure Regulation

The Fund is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

126	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 377 funds as of February 28, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (66)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (67)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (68)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	127

Trustee and Officer Information  (unaudited) (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State Investment Funds Committee (since 2022).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

128	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited) (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	129

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

130	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	131

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-211-0223

FEBRUARY 28, 2023

2023 Annual Report

iShares Trust

•	iShares High Yield Bond Factor ETF | HYDB | Cboe BZX
•	iShares Investment Grade Bond Factor ETF | IGEB | Cboe BZX
•	iShares USD Bond Factor ETF | USBF | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade and high yield corporate bonds lost ground during the 12-month period that ended February 28, 2023. The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high-yield corporate bond performance, returned -12.11% and -5.36%, respectively. High yield bonds outpaced the domestic investment-grade market, as gauged by the -9.72% return of the Bloomberg U.S. Aggregate Bond Index.

The poor return for the fixed-income market reflected the backdrop of elevated inflation and rising short-term interest rates. Consumer price inflation—which began to rise in late 2021—took another leg higher following Russia’s invasion of Ukraine in early 2022, with year-over-year increases of over 8% in each month from March to September. While inflation showed signs of cooling in late 2022, it nonetheless remained in a range of 6.0% to 7.1% over the final four months of the period – well above the U.S. Federal Reserve’s (Fed’s) stated target of 2%.

The Fed responded to rising inflation by winding down its stimulative quantitative easing program and beginning to raise interest rates aggressively. The Fed boosted short-term rates eight times over the course of the 12-month period, moving the benchmark fed funds rate from a range of 0.0% - 0.25% to 4.5% - 475%. This represented the fastest increase in such a short span of time in decades. In addition, the Fed’s communications repeatedly stated the central bank’s intent to remain steadfast in its commitment to fighting inflation. This approach quashed periodic hopes for a pivot toward a less restrictive policy, and it prompted investors to ratchet up their expectations for the likely “terminal rate;” in other words, the level at which the Fed could stop raising rates.

These circumstances created significant headwinds for the fixed-income market. The yield on the two-year U.S. Treasury note rose from 1.43% to 4.82% (as its price fell) over the course of the year, while the 10-year yield climbed from 1.83% to 3.92%. Rising Treasury yields, in turn, translated to poor performance across virtually all segments of the market.

Investment-grade corporate bonds underperformed Treasuries, with lower-quality and longer-dated securities experiencing the weakest returns. Investors’ reduced appetite for risk contributed to an increase in yield spreads versus government issues over the first eight months of the period, as did concerns that the combination of rising inflation and slowing economic growth would crimp both profit margins and earnings. Corporates experienced improving relative performance from November onward, however, offsetting most of the category’s previous underperformance.

High yield bonds, while posting losses for the year, nonetheless held up well relative to investment-grade corporates. The category was helped by both a higher contribution from income, as well as its lower degree of interest-rate sensitivity. In addition, high yield has a larger allocation to the energy sector – a positive at a time of sharply rising oil prices. The capital goods and transportation sectors also delivered positive relative performance, boosting returns for the asset class as a whole.

4	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® High Yield Bond Factor ETF

Investment Objective

The iShares High Yield Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(4.73)%	3.30%	3.52%	(4.73)%	17.62%	21.57%
Fund Market	(5.09)	3.25	3.51	(5.09)	17.36	21.49
Index	(4.15)	3.65	3.82	(4.15)	19.62	23.53
Bloomberg U.S. Corporate High Yield Index	(5.46)	2.87	2.96	(5.46)	15.17	17.89

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

The Bloomberg U.S. Corporate High Yield Index is an unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,020.20	$1.75		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023 (continued)	iShares® High Yield Bond Factor ETF

Portfolio Management Commentary

The market environment over the 12 months was characterized by rising short-term interest rates, as the U.S. Federal Reserve (“Fed”) responded to rising inflation by raising interest rates and winding down its quantitative easing program. Although inflation showed some signs of cooling, it remained at elevated levels that were well above the Fed’s stated target of 2%.

This backdrop was a headwind for the fixed-income market. Longer-term interest rates rose significantly over the second half of the period, and market volatility associated with macroeconomic developments was high. Although credit spreads experienced some volatility over the first part of the reporting period, they stabilized and tightened over the last four months to end the period below historical averages. The Fund outperformed the Bloomberg US High Yield Index (“the Bloomberg Index”) due to the shorter duration and lower interest rate sensitivity of its holdings.

Relative to the Bloomberg Index, the Fund had a modest underweight to securities rated CCC, which detracted slightly from performance. The Fund’s slight underweight to securities rated B contributed positively to performance. The Fund’s selection within BB rated securities contributed the most to relative performance. Within the consumer non-cyclical sector, underweights in pharmaceutical and healthcare securities contributed meaningfully to performance. A slight overweight to financial institutions detracted from performance.

As a result of the Fund’s screening process based on probability of default and relative value, the Fund ended the period with an underweight to CCC rated bonds and an overweight to B rated bonds. For the majority of the reporting period, the Fund had a “yield to worst” (i.e., yield based on the earliest call date of bonds held) similar to the Bloomberg Index and an effective duration consistently lower than that of the Bloomberg Index.

The most notable changes in the Fund over the period included an increase in exposure to BB rated bonds and reduction in exposure to B rated bonds. In addition, the Fund slightly increased holdings in the consumer non-cyclical, finance company and REIT sectors, while reducing holdings of communications companies. All of these changes were driven by the Fund’s probability of default model, which first screens out issuers with higher probability of default and then tilts towards securities which offer higher default-adjusted spreads.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	1.6%
Ba	42.3
B	43.3
Caa	7.0
Ca	0.5
Not Rated	5.3

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
1-5 Years	57.3%
5-10 Years	37.5
10-15 Years	3.3
15-20 Years	0.3
More than 20 Years	1.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® Investment Grade Bond Factor ETF

Investment Objective

The iShares Investment Grade Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated investment-grade corporate bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(9.35)%	1.82%	1.57%	(9.35)%	9.45%	9.20%
Fund Market	(9.46)	1.82	1.59	(9.46)	9.41	9.29
Index	(9.12)	2.00	1.73	(9.12)	10.38	10.16
Bloomberg U.S. Corporate Index	(10.43)	1.12	1.00	(10.43)	5.71	5.75

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

The Bloomberg U.S. Corporate Index is an unmanaged index that measures the USD-denominated, investment grade, fixed-rate, taxable corporate bond market.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$997.50	$0.89		$ 1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023 (continued)	iShares® Investment Grade Bond Factor ETF

Portfolio Management Commentary

The market environment over the 12 months was characterized by rising short-term interest rates, as the U.S. Federal Reserve (“Fed”) responded to rising inflation by raising interest rates and winding down its quantitative easing program. Although inflation showed some signs of cooling, it remained at elevated levels that were well above the Fed’s stated target of 2%.

This backdrop was a headwind for the fixed-income market. Longer-term interest rates rose significantly over the second half of the period, and market volatility associated with macroeconomic developments was high. This environment affected the Fund’s performance in a similar way to that of the broader market, with the effect of falling prices outweighing the contribution from income. However, the Fund outperformed the Bloomberg US Corporate Bond Index (“the Bloomberg Index”) due to the shorter duration and lower interest rate sensitivity of its holdings.

Relative to the Bloomberg Index, the Fund had a significant overweight to securities rated BBB, which detracted from performance. However, that was more than offset by positioning elsewhere, specifically the Fund’s significant underweight to A rated securities and underweight to AA securities. Relative to the Bloomberg Index, the Fund held its largest underweight in the banking sector, which contributed positively to performance. The Fund had overweights to the consumer non-cyclical and technology sectors that mildly detracted from performance relative to the Bloomberg Index.

Over the reporting period, the Fund increased its holdings of bonds within the banking sector based on its probability of default risk model and the relative value of these securities based on default-adjusted spread risk metrics. The model first screens out issuers with higher probability of default, and then tilts towards securities which offer higher default-adjusted spreads.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	0.6%
Aa	2.2
A	17.2
Baa	73.8
Ba	6.0
Not Rated	0.2

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
1-5 Years	18.5%
5-10 Years	53.0
10-15 Years	6.0
15-20 Years	6.7
More than 20 Years	15.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® USD Bond Factor ETF

Investment Objective

The iShares USD Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield, as represented by the BlackRock USD Bond Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(10.34)%	(9.89)%	(10.34)%	(13.42)%
Fund Market	(10.33)	(9.83)	(10.33)	(13.34)
Index	(10.11)	(9.73)	(10.11)	(13.22)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was October 12, 2021. The first day of secondary market trading was October 14, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$982.10	$0.79		$ 1,000.00	$1,024.00	$0.80		0.16%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2023 (continued)	iShares® USD Bond Factor ETF

Portfolio Management Commentary

The U.S. Federal Reserve (Fed) responded to high inflation by hiking rates and winding down its quantitative easing program, weighing heavily on bond market performance over the past 12 months. Inflation, while showing some signs of cooling late in the period, remained at elevated levels that were well above the Fed’s stated target of 2%.

This backdrop was a headwind for the fixed-income market. Longer-term interest rates rose significantly over the second half of the period, and market volatility associated with macroeconomic developments was high. This environment affected the Fund’s performance in a similar way as it did the Aggregate Index, with the effect of falling prices outweighing the contribution from income. However, the Fund fared worse than the Index due to its longer duration (higher interest rate sensitivity).

The Fund had a significant overweight in BBB rated securities relative to the Aggregate Index, which detracted meaningfully from performance. A sizable underweight in AAA rated issues also detracted somewhat. On the other hand, a slight overweight in A rated bonds contributed positively.

Underweights in agency mortgage-backed securities and slight overweights in the consumer non-cyclical, communications, technology and capital goods industries detracted from results. An underweight in government-related securities contributed, as did an overweight in the banking industry.

There were no changes to the Fund’s optimization constraints or alpha model over the reporting period. All the allocation changes were driven by the macro and style factor model that informs the Fund’s benchmark index methodology. The model adjusted according to its parameters, based on macro factor positioning, factor tilting, and security selection using quality and value attributes. These changes led the Fund to increase its allocation to A rated securities and reduce its holdings in BBB rated securities. At the sector level, it decreased its positions in the industrial sector, including the communications, consumer non-cyclical and capital goods industries, while increasing its position in the banking industry.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	30.4%
Aa	8.0
A	24.7
Baa	28.9
Ba	2.6
B	1.2
Caa	0.2
Not Rated	4.0

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
1-5 Years	30.5%
5-10 Years	24.5
10-15 Years	2.5
15-20 Years	9.0
More than 20 Years	33.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	11

Schedule of Investments February 28, 2023	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$1,005	$767,930
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(a)	135	112,033

		879,963

Aerospace & Defense — 3.8%
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/23)(a)	970	963,995
Rolls-Royce PLC 3.63%, 10/14/25 (Call 07/14/25)(a)	200	185,500
5.75%, 10/15/27 (Call 07/15/27)(a)	1,055	1,018,413
Spirit AeroSystems Inc. 7.50%, 04/15/25 (Call 04/15/23)(a)	1,000	999,100
9.38%, 11/30/29 (Call 11/30/25)(a)	340	359,125
TransDigm Inc., 6.25%, 03/15/26 (Call 03/15/23)(a)	1,015	1,001,547
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	150	146,918
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/23)(b)	515	493,112

		5,167,710

Agriculture — 0.9%
Vector Group Ltd. 5.75%, 02/01/29 (Call 02/01/24)(a)	1,040	895,115
10.50%, 11/01/26 (Call 11/01/23)(a)	309	309,773

		1,204,888

Airlines — 2.6%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	1,110	999,924
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	565	555,113
American Airlines Inc., 11.75%, 07/15/25(a)	830	910,327
Delta Air Lines Inc. 4.38%, 04/19/28 (Call 01/19/28)(b)	390	355,914
7.38%, 01/15/26 (Call 12/15/25)(b)	665	684,285

		3,505,563

Auto Manufacturers — 2.7%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	295	279,513
Ford Motor Co. 5.29%, 12/08/46 (Call 06/08/46)	515	402,988
7.45%, 07/16/31	25	25,880
9.63%, 04/22/30 (Call 01/22/30)(b)	200	230,014
Ford Motor Credit Co. LLC 4.13%, 08/04/25	570	536,569
5.58%, 03/18/24 (Call 02/18/24)	850	844,050
Jaguar Land Rover Automotive PLC 4.50%, 10/01/27 (Call 07/01/27)(a)(b)	565	472,964
5.50%, 07/15/29 (Call 07/15/24)(a)	525	419,598
5.88%, 01/15/28 (Call 01/15/24)(a)	260	221,911
7.75%, 10/15/25 (Call 10/15/23)(a)	250	246,250

		3,679,737

Banks — 1.0%
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1 year CMT + 2.600%)(a)(c)	100	75,345
4.95%, 06/01/42 (Call 06/01/41), (1 year CMT + 2.750%)(a)(c)	510	341,619
5.02%, 06/26/24(a)(b)	275	265,628
5.71%, 01/15/26(a)	725	693,945

		1,376,537

Biotechnology — 0.6%
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	885	756,675

Security	Par (000)	Value

Building Materials — 0.5%
Builders FirstSource Inc., 6.38%, 06/15/32 (Call 06/15/27)(a)(b)	$750	$720,283

Chemicals — 2.6%
Avient Corp., 5.75%, 05/15/25 (Call 05/15/23)(a)	525	514,572
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	620	550,731
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	830	660,315
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	190	174,087
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/23)(a)	635	604,441
Sasol Financing USA LLC 5.50%, 03/18/31 (Call 03/18/30)	200	166,750
5.88%, 03/27/24 (Call 02/27/24)	900	889,380

		3,560,276

Coal — 0.5%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	590	500,918
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	235	234,418

		735,336

Commercial Services — 5.9%
ADT Security Corp. (The) 4.13%, 08/01/29 (Call 08/01/28)(a)	525	451,752
4.88%, 07/15/32(a)	885	758,983
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	318	292,729
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/23)(b)	850	630,063
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	575	479,957
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(a)	144	140,869
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)(b)	230	212,825
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	1,020	909,075
Prime Security Services Borrower LLC/Prime Finance Inc. 5.75%, 04/15/26(a)	798	771,067
6.25%, 01/15/28 (Call 01/15/24)(a)(b)	735	681,786
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/31/23)(a)	480	480,096
Sabre GLBL Inc. 7.38%, 09/01/25 (Call 03/31/23)(a)	790	739,453
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	425	418,345
11.25%, 12/15/27 (Call 06/15/25)(a)	25	24,984
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/24)	455	433,706
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	660	554,400

		7,980,090

Computers — 0.4%
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	635	517,665

Cosmetics & Personal Care — 0.9%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(a)	665	632,581
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	590	531,209

		1,163,790

Diversified Financial Services — 7.3%
Burford Capital Global Finance LLC 6.25%, 04/15/28 (Call 04/15/24)(a)	356	310,394
6.88%, 04/15/30 (Call 04/15/25)(a)	325	280,410
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	750	491,250
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/23)(b)	225	210,670
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	710	697,752
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/23)(a)	555	528,617

12	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
LD Holdings Group LLC 6.13%, 04/01/28 (Call 04/01/24)(a)	$905	$536,212
6.50%, 11/01/25 (Call 11/01/23)(a)(b)	660	488,408
Nationstar Mortgage Holdings Inc. 5.13%, 12/15/30 (Call 12/15/25)(a)	675	522,976
5.50%, 08/15/28 (Call 08/15/23)(a)	175	148,642
5.75%, 11/15/31 (Call 11/15/26)(a)	695	545,172
OneMain Finance Corp. 5.38%, 11/15/29 (Call 05/15/29)	50	42,102
6.63%, 01/15/28 (Call 07/15/27)(b)	70	65,185
6.88%, 03/15/25	705	688,243
7.13%, 03/15/26	1,050	1,020,716
PennyMac Financial Services Inc. 5.38%, 10/15/25 (Call 10/15/23)(a)	450	411,248
5.75%, 09/15/31 (Call 09/15/26)(a)	620	493,981
PRA Group Inc. 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	240	204,530
8.38%, 02/01/28 (Call 02/01/25)	250	252,188
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc. 3.63%, 03/01/29 (Call 03/09/23)(a)(b)	125	100,477
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	1,245	970,280
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	400	295,719
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)(b)	575	496,058

		9,801,230

Electric — 3.1%
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(a)(b)	546	536,445
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	695	469,605
Series C, 5.10%, 07/15/47 (Call 01/15/47)	364	324,750
Mercury Chile Holdco LLC, 6.50%, 01/24/27 (Call 01/24/24)(a)	250	238,750
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/24)(b)	465	438,309
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	1,100	1,004,355
5.25%, 07/01/30 (Call 06/15/25)(b)	225	200,812
Vistra Operations Co. LLC 5.50%, 09/01/26 (Call 09/01/23)(a)	585	558,730
5.63%, 02/15/27 (Call 02/15/24)(a)	360	341,143

		4,112,899

Electrical Components & Equipment — 0.9%
Energizer Holdings Inc. 4.38%, 03/31/29 (Call 09/30/23)(a)	660	559,525
4.75%, 06/15/28 (Call 07/01/23)(a)	730	637,071

		1,196,596

Energy - Alternate Sources — 0.5%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/23)(a)(b)	780	731,219

Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	890	851,130
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/24)(a)	230	213,821

		1,064,951

Entertainment — 2.8%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	1,105	662,193
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/23)(a)	870	855,428
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	465	434,938

Security	Par (000)	Value

Entertainment (continued)
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	$1,465	$1,157,716
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	670	629,284

		3,739,559

Environmental Control — 0.8%
GFL Environmental Inc. 3.50%, 09/01/28 (Call 03/01/28)(a)	798	697,252
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	360	344,657

		1,041,909

Food — 0.2%
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/23)	275	221,570

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/27 (Call 02/20/27)	471	435,665
5.88%, 08/20/26 (Call 05/20/26)	90	84,817

		520,482

Health Care - Products — 0.3%
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)	335	353,452

Health Care - Services — 1.8%
CHS/Community Health Systems Inc., 6.88%, 04/15/29 (Call 04/15/24)(a)(b)	1,500	1,049,105
DaVita Inc. 3.75%, 02/15/31 (Call 02/15/26)(a)	405	305,816
4.63%, 06/01/30 (Call 06/01/25)(a)	1,280	1,054,937

		2,409,858

Holding Companies - Diversified — 1.3%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	265	230,983
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 05/15/27 (Call 11/15/26)	645	596,655
6.25%, 05/15/26 (Call 05/15/23)	795	771,150
6.38%, 12/15/25 (Call 03/31/23)	155	152,982

		1,751,770

Home Builders — 0.8%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC 4.88%, 02/15/30 (Call 02/15/25)(a)	615	462,578
6.25%, 09/15/27 (Call 09/15/23)(a)	665	579,723

		1,042,301

Housewares — 0.5%
Newell Brands Inc., 5.75%, 04/01/46 (Call 10/01/45)	775	622,472

Insurance — 0.2%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	246	244,770

Internet — 2.3%
Gen Digital Inc., 5.00%, 04/15/25 (Call 03/13/23)(a)	640	621,671
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(a)	710	560,900
Rakuten Group Inc., 10.25%, 11/30/24 (Call 11/28/23)(a)	955	955,047
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/23)(a)	900	912,519

		3,050,137

Iron & Steel — 1.6%
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/23)(b)	485	470,678
Mineral Resources Ltd. 8.13%, 05/01/27 (Call 05/01/23)(a)	743	739,780
8.50%, 05/01/30 (Call 05/01/25)(a)	470	470,569

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2023	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	$460	$460,211

		2,141,238

Leisure Time — 4.5%
Carnival Corp. 7.63%, 03/01/26 (Call 03/01/24)(a)	1,305	1,171,533
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	400	407,196
10.50%, 02/01/26 (Call 08/01/23)(a)	565	584,762
10.50%, 06/01/30 (Call 06/01/25)(a)	150	145,252
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	1,115	1,034,162
Royal Caribbean Cruises Ltd. 4.25%, 07/01/26 (Call 01/01/26)(a)(b)	600	523,477
5.50%, 08/31/26 (Call 02/28/26)(a)	1,235	1,134,743
11.63%, 08/15/27 (Call 08/15/24)(a)	440	468,618
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	655	531,369

		6,001,112
Lodging — 2.1%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	600	524,796
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	225	216,534
Travel + Leisure Co. 4.50%, 12/01/29 (Call 09/01/29)(a)(b)	770	646,673
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	655	642,060
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/27 (Call 02/15/27)(a)	125	116,414
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	640	620,999

		2,767,476

Machinery — 0.6%
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	965	838,382

Manufacturing — 0.5%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	770	700,939

Media — 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/34 (Call 01/15/28)(a)	1,209	905,000
4.50%, 06/01/33 (Call 06/01/27)(a)	1,005	781,893
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	1,095	978,950
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	730	625,975
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a).	1,105	925,437
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)	275	243,375

		4,460,630

Mining — 4.3%
Arconic Corp. 6.00%, 05/15/25 (Call 05/15/23)(a)(b)	200	200,000
6.13%, 02/15/28 (Call 02/15/24)(a)(b)	965	948,112
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	665	588,179
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)(b)	600	504,000
First Quantum Minerals Ltd. 6.88%, 03/01/26 (Call 03/01/23)(a)	580	553,358
7.50%, 04/01/25 (Call 04/01/23)(a)(b)	1,005	974,856
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)(b)	470	457,511
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	615	458,126
Stillwater Mining Co. 4.00%, 11/16/26 (Call 11/16/23)(a)(b)	700	621,947
4.50%, 11/16/29 (Call 11/16/25)(a)	650	533,000

		5,839,089

Oil & Gas — 7.9%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	366	368,714

Security	Par (000)	Value

Oil & Gas (continued)
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/24)(a)(b)	$575	$579,341
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	266	245,915
CNX Resources Corp. 6.00%, 01/15/29 (Call 01/15/24)(a)	335	303,721
7.25%, 03/14/27 (Call 03/14/23)(a)	334	331,254
7.38%, 01/15/31 (Call 01/15/26)(a)	515	490,641
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	530	507,639
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)(b)	475	436,846
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	315	306,142
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	520	481,000
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	635	624,688
Kosmos Energy Ltd. 7.13%, 04/04/26 (Call 04/04/23)(a)(b)	750	675,000
7.50%, 03/01/28 (Call 03/01/24)(a)(b)	545	467,338
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/23)(a)	120	114,900
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/23)(b)	1,043	1,005,668
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	250	241,085
Occidental Petroleum Corp. 7.88%, 09/15/31	300	325,803
8.50%, 07/15/27 (Call 01/15/27)	301	322,940
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	345	301,512
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/28 (Call 02/15/24)	515	480,407
7.25%, 06/15/25 (Call 06/15/23)	665	663,557
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/23)	430	410,644
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 04/15/23)	320	314,400
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	595	627,945

		10,627,100

Oil & Gas Services — 3.2%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/28 (Call 04/01/23)(a)	235	223,081
6.88%, 04/01/27 (Call 04/01/23)(a)	505	489,916
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)(b)	285	268,290
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	595	521,294
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)	650	641,511
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 04/01/23)	795	761,920
6.88%, 09/01/27 (Call 09/01/23)	395	374,002
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)(b)	1,035	1,033,603

		4,313,617

Packaging & Containers — 1.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)(b)	695	583,221
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(b)	520	500,500
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)(b)	620	533,269

		1,616,990

Pharmaceuticals — 2.0%
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/23)(a)(b)	905	476,157

14	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Companies Inc. 5.00%, 01/30/28 (Call 01/30/24)(a)	$475	$204,806
6.13%, 02/01/27 (Call 02/01/24)(a)	1,305	900,450
14.00%, 10/15/30 (Call 10/15/25)(a)	575	364,124
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(b)	805	768,670

		2,714,207

Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 03/01/27 (Call 03/01/23)(a)	545	514,486
7.88%, 05/15/26 (Call 05/15/23)(a)(b)	560	565,574
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75%, 04/01/25 (Call 04/01/23)	410	397,685
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	425	422,875
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	255	224,400
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)(b)	440	421,927
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	395	294,228
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/24)(a)	560	508,194
New Fortress Energy Inc. 6.50%, 09/30/26 (Call 03/31/23)(a)	1,090	997,350
6.75%, 09/15/25 (Call 09/15/23)(a)	265	248,480
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	116	110,770

		4,705,969

Real Estate — 0.5%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)(b)	690	650,428

Real Estate Investment Trusts — 5.9%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)(b)	565	435,793
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	195	167,070
5.75%, 05/15/26 (Call 05/15/23)(a)(b)	1,080	994,161
Iron Mountain Inc. 4.50%, 02/15/31 (Call 02/15/26)(a)	175	144,896
5.25%, 03/15/28 (Call 12/27/23)(a)	75	69,044
5.63%, 07/15/32 (Call 07/15/26)(a)	220	190,335
MPT Operating Partnership LP/MPT Finance Corp. 4.63%, 08/01/29 (Call 08/01/24)(b)	1,100	822,250
5.00%, 10/15/27 (Call 09/07/23)	595	488,193
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	755	694,617
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.88%, 05/15/29 (Call 05/15/24)(a)	125	104,477
5.88%, 10/01/28 (Call 10/01/23)(a)	700	622,625
7.50%, 06/01/25 (Call 06/01/23)(a)	345	346,088
RLJ Lodging Trust LP 3.75%, 07/01/26 (Call 07/01/23)(a)	580	524,780
4.00%, 09/15/29 (Call 09/15/24)(a)	590	486,269
Service Properties Trust, 4.75%, 10/01/26 (Call 08/01/26)	510	442,425
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 02/15/24)(a)	385	392,479

Security	Par/ Shares (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 4.75%, 04/15/28 (Call 04/15/24)(a)(b)	$515	$408,241
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	220	144,101
10.50%, 02/15/28 (Call 09/15/25)(a)	35	35,007
XHR LP, 6.38%, 08/15/25 (Call 08/15/23)(a)	452	438,419

		7,951,270

Retail — 3.6%
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)(b)	555	439,610
Bath & Body Works Inc. 6.75%, 07/01/36	575	493,781
6.88%, 11/01/35	1,015	895,829
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(a)(b)	271	274,726
FirstCash Inc. 4.63%, 09/01/28 (Call 09/01/23)(a)	530	460,421
5.63%, 01/01/30 (Call 01/01/25)(a)	625	552,837
Gap Inc. (The) 3.63%, 10/01/29 (Call 10/01/24)(a)	385	282,334
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	160	114,794
Macy’s Retail Holdings LLC, 6.13%, 03/15/32 (Call 03/15/27)(a)(b)	285	245,100
QVC Inc. 4.38%, 09/01/28 (Call 06/01/28)	705	392,819
4.45%, 02/15/25 (Call 11/15/24)	350	282,625
4.75%, 02/15/27 (Call 11/15/26)	745	476,800

		4,911,676

Software — 1.2%
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	665	551,950
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	1,270	1,044,080

		1,596,030

Telecommunications — 2.2%
Embarq Corp., 8.00%, 06/01/36	1,990	856,506
Frontier Communications Holdings LLC, 6.75%, 05/01/29 (Call 05/01/24)(a)(b)	240	201,647
Hughes Satellite Systems Corp. 5.25%, 08/01/26	475	454,812
6.63%, 08/01/26(b)	529	497,921
Lumen Technologies Inc. 4.50%, 01/15/29 (Call 01/15/24)(a)	195	103,058
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	710	385,175
Sprint Capital Corp., 8.75%, 03/15/32	400	476,196

		2,975,315

Trucking & Leasing — 0.9%
Fortress Transportation and Infrastructure Investors LLC 5.50%, 05/01/28 (Call 05/01/24)(a)	1,155	1,031,487
6.50%, 10/01/25 (Call 10/01/23)(a)	205	199,951

		1,231,438

Total Long-Term Investments — 96.0% (Cost: $137,722,085)		129,196,594

Short-Term Securities

Money Market Funds — 19.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	24,435	24,449,304

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2023	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	1,280	$1,280,000

Total Short-Term Securities — 19.1% (Cost: $25,715,072)		25,729,304

Total Investments — 115.1% (Cost: $163,437,157)		154,925,898

Liabilities in Excess of Other Assets — (15.1)%		(20,310,659)

Net Assets — 100.0%		$134,615,239

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$16,908,997	$7,532,374	(a)	$—		$(6,135)	$14,068	$24,449,304	24,435	$176,901	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,590,000	—		(3,310,000	)(a)	—	—	1,280,000	1,280	26,652		—

						$(6,135)	$14,068	$25,729,304		$203,553		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$129,196,594	$—	$129,196,594
Short-Term Securities
Money Market Funds	25,729,304	—	—	25,729,304

	$25,729,304	$129,196,594	$—	$154,925,898

See notes to financial statements.

16	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2023	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 3.38%, 03/01/41 (Call 09/01/40)	$150	$109,239

Aerospace & Defense — 2.4%
Boeing Co. (The) 3.25%, 02/01/35 (Call 11/01/34)	595	458,011
5.15%, 05/01/30 (Call 02/01/30)	1,200	1,161,200
5.71%, 05/01/40 (Call 11/01/39)	225	214,204
5.93%, 05/01/60 (Call 11/01/59)	1,180	1,101,906
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	1,450	1,399,746
Northrop Grumman Corp., 4.75%, 06/01/43	275	251,612
Raytheon Technologies Corp. 4.50%, 06/01/42	875	786,532
4.88%, 10/15/40	310	289,376

		5,662,587

Agriculture — 2.3%
Altria Group Inc. 3.40%, 05/06/30 (Call 02/06/30)	230	198,170
4.80%, 02/14/29 (Call 11/14/28)	176	168,827
5.38%, 01/31/44	1,023	892,380
5.80%, 02/14/39 (Call 08/14/38)	853	786,107
BAT Capital Corp. 3.56%, 08/15/27 (Call 05/15/27)	801	729,445
4.74%, 03/16/32 (Call 12/16/31)(a)	30	26,863
4.91%, 04/02/30 (Call 01/02/30)	269	248,417
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	270	252,431
Philip Morris International Inc., 6.38%, 05/16/38	960	1,012,867
Reynolds American Inc. 5.70%, 08/15/35 (Call 02/15/35)	391	355,524
5.85%, 08/15/45 (Call 02/12/45)	758	650,601

		5,321,632

Auto Parts & Equipment — 0.4%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)(a)	1,115	930,405

Banks — 17.3%
Bank of America Corp. 2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	1,305	1,103,368
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	1,045	1,000,299
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	1,255	1,177,878
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	540	501,356
4.30%, (Call 01/28/25), (3 mo. LIBOR US + 2.664%)(a)(b)(c)	950	861,642
5.13%, (Call 06/20/24), (3 mo. LIBOR US + 3.292%)(a)(b)(c)	1,250	1,214,138
6.50%, (Call 10/23/24), (3 mo. LIBOR US + 4.174%)(b)(c)	480	477,360
Series FF, 5.88%, (Call 03/15/28), (3 mo. LIBOR US + 2.931%)(b)(c)	1,440	1,344,888
Bank of New York Mellon Corp. (The), Series F, 4.63%, (Call 09/20/26), (3 mo. LIBOR US + 3.131%)(a)(b)(c)	1,355	1,233,034
Citigroup Inc. 3.30%, 04/27/25	390	373,281
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	855	831,875
4.60%, 03/09/26	209	203,499

Security	Par (000)	Value

Banks (continued)
Discover Bank 3.45%, 07/27/26 (Call 04/27/26)	$455	$423,586
4.65%, 09/13/28 (Call 06/13/28)	1,210	1,152,002
Fifth Third Bancorp., 4.77%, 07/28/30 (Call 07/28/29), (1 day SOFR + 2.127%)(b)	1,205	1,155,157
Goldman Sachs Group Inc. (The) 4.00%, 03/03/24	460	453,180
5.70%, 11/01/24	1,090	1,096,434
HSBC Holdings PLC 3.90%, 05/25/26	1,220	1,162,849
4.30%, 03/08/26	1,125	1,087,903
4.95%, 03/31/30	260	250,522
5.40%, 08/11/33 (Call 08/11/32), (1 day SOFR + 2.870%)(b)	355	340,243
7.39%, 11/03/28 (Call 11/03/27), (1 day SOFR + 3.350%)(b)	1,350	1,425,919
Huntington Bancshares Inc., 2.49%, 08/15/36 (Call 08/15/31), (5 year CMT + 1.170%)(b)	505	371,762
Huntington National Bank (The), 5.65%, 01/10/30 (Call 11/10/29)	935	943,304
JPMorgan Chase & Co. 1.95%, 02/04/32 (Call 02/04/31), (1 day SOFR + 1.065%)(b)	1,670	1,296,833
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(b)	1,015	944,075
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(b)	1,200	1,134,968
2.74%, 10/15/30 (Call 10/15/29), (1 day SOFR + 1.510%)(b)	1,400	1,180,896
5.00%, (Call 08/01/24), (3 mo. SOFR + 3.380%)(b)(c)	1,130	1,097,513
Series HH, 4.60%, (Call 02/01/25), (3 mo. SOFR + 3.125%)(a)(b)(c)	1,333	1,236,557
Mitsubishi UFJ Financial Group Inc. 2.31%, 07/20/32 (Call 07/20/31), (1 year CMT + 0.950%)(b)	555	433,322
5.13%, 07/20/33 (Call 07/20/32), (1 year CMT + 2.125%)(b)	1,075	1,037,937
Morgan Stanley 3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	1,205	1,112,273
3.62%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.120%)(b)	1,310	1,159,967
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(b)	1,325	1,223,245
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(b)	1,185	1,115,503
Truist Bank, 2.64%, 09/17/29 (Call 09/17/24), (5 year CMT + 1.150%)(b)	1,035	975,161
Truist Financial Corp., Series N, 4.80%, (Call 09/01/24), (5 year CMT + 3.003%)(a)(b)(c)	1,235	1,172,537
U.S. Bancorp., 5.30%, (Call 04/15/27), (3 mo. LIBOR US + 2.914%)(a)(b)(c)	1,360	1,226,769
Wells Fargo & Co. 2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(b)	1,205	1,026,796
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(b)	1,215	1,127,216
5.88%, (Call 06/15/25), (3 mo. LIBOR US + 3.990%)(b)(c)	1,000	992,000
5.90%, (Call 06/15/24), (3 mo. LIBOR US + 3.110%)(a)(b)(c)	985	963,754

		40,642,801

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2023	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 1.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	$1,080	$1,013,720
Anheuser-Busch InBev Worldwide Inc. 5.45%, 01/23/39 (Call 07/23/38)	60	59,802
8.20%, 01/15/39	427	531,713
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	655	635,581

		2,240,816

Biotechnology — 2.7%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	504	421,468
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	1,385	1,121,311
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)(a)	560	488,376
Gilead Sciences Inc. 4.80%, 04/01/44 (Call 10/01/43)	1,055	971,815
5.65%, 12/01/41 (Call 06/01/41)	480	492,250
Illumina Inc. 2.55%, 03/23/31 (Call 12/23/30)	405	323,723
5.75%, 12/13/27 (Call 11/13/27)	165	166,140
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	1,440	1,121,120
Royalty Pharma PLC 1.20%, 09/02/25 (Call 08/02/25)	880	787,891
1.75%, 09/02/27 (Call 07/02/27)	20	16,945
2.15%, 09/02/31 (Call 06/02/31)	70	53,221
3.35%, 09/02/51 (Call 03/02/51)	360	223,970
3.55%, 09/02/50 (Call 03/02/50)	225	146,586

		6,334,816

Building Materials — 0.4%
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,110	869,192

Chemicals — 1.4%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	175	166,338
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	555	532,412
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	575	558,046
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29).	990	901,969
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	650	550,431
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	605	481,807

		3,191,003

Commercial Services — 1.1%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	905	713,279
Quanta Services Inc. 2.35%, 01/15/32 (Call 10/15/31)	140	106,926
2.90%, 10/01/30 (Call 07/01/30)	1,385	1,146,266
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	635	614,497

		2,580,968

Computers — 1.7%
Apple Inc., 2.40%, 08/20/50 (Call 02/20/50)	975	618,483
Hewlett Packard Enterprise Co., 6.35%, 10/15/45 (Call 04/15/45)	355	349,959
HP Inc. 3.40%, 06/17/30 (Call 03/17/30)	775	661,449
4.20%, 04/15/32 (Call 01/15/32)	310	266,591
6.00%, 09/15/41(a)	587	574,367
Leidos Inc. 2.30%, 02/15/31 (Call 11/15/30)	465	362,537
4.38%, 05/15/30 (Call 02/15/30)	960	879,626
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	325	264,504

		3,977,516

Security	Par (000)	Value

Diversified Financial Services — 0.7%
American Express Co., 3.55%, (Call 09/15/26), (5 year CMT + 2.854%)(b)(c)	$1,450	$1,230,906
Raymond James Financial Inc., 4.95%, 07/15/46	560	510,590

		1,741,496

Electric — 9.2%
Ameren Illinois Co., 3.85%, 09/01/32 (Call 06/01/32)	285	260,829
Avangrid Inc. 3.20%, 04/15/25 (Call 03/15/25)	585	555,846
3.80%, 06/01/29 (Call 03/01/29)	760	687,817
Commonwealth Edison Co. 3.00%, 03/01/50 (Call 09/01/49)	245	168,308
4.00%, 03/01/48 (Call 09/01/47)	130	106,611
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	865	725,556
Consumers Energy Co., 3.10%, 08/15/50 (Call 02/15/50)	225	158,398
Dominion Energy Inc. 4.35%, (Call 01/15/27), (5 year CMT + 3.195%)(b)(c)	1,035	897,625
Series B, 4.65%, (Call 12/15/24), (5 year CMT + 2.993%)(a)(b)(c)	960	885,600
DTE Electric Co. 2.95%, 03/01/50 (Call 09/01/49)	120	81,719
Series A, 3.00%, 03/01/32 (Call 12/01/31)	210	179,140
Duke Energy Carolinas LLC 2.85%, 03/15/32 (Call 12/15/31)	280	234,638
3.20%, 08/15/49 (Call 02/15/49)	820	579,689
3.95%, 03/15/48 (Call 09/15/47)	40	32,107
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	285	210,115
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	575	467,170
Duke Energy Indiana LLC 2.75%, 04/01/50 (Call 10/01/49)	350	219,301
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	205	145,390
Duke Energy Progress LLC 2.00%, 08/15/31 (Call 05/15/31)	410	322,880
3.40%, 04/01/32 (Call 01/01/32)(a)	295	259,442
3.45%, 03/15/29 (Call 12/15/28)	285	260,224
Emera U.S. Finance LP 3.55%, 06/15/26 (Call 03/15/26)	234	219,665
4.75%, 06/15/46 (Call 12/15/45)	1,405	1,103,971
Enel Finance International NV, 4.63%, 06/15/27 (Call 05/15/27)(d)	1,145	1,099,146
Entergy Louisiana LLC 2.35%, 06/15/32 (Call 03/15/32)	305	241,994
4.00%, 03/15/33 (Call 12/15/32)	880	792,539
4.20%, 09/01/48 (Call 03/01/48)	340	284,355
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	740	633,358
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	280	205,248
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	1,155	1,059,297
Florida Power & Light Co. 2.45%, 02/03/32 (Call 11/03/31)	975	801,728
3.15%, 10/01/49 (Call 04/01/49)	180	127,601
3.95%, 03/01/48 (Call 09/01/47)	965	789,115
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	1,195	1,109,591
Georgia Power Co., 4.30%, 03/15/42	200	167,962
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	303	213,986
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/49 (Call 03/15/49)	620	435,755
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	690	546,243
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)	440	383,062

18	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
San Diego Gas & Electric Co.
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	$735	$487,063
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	125	105,891
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	215	198,291
3.40%, 02/01/28 (Call 10/01/27)	95	86,992
4.88%, (Call 07/15/25), (5 year CMT + 4.550%)(b)(c)	1,095	1,032,173
Southern Co. (The) 3.25%, 07/01/26 (Call 04/01/26)	681	634,969
4.40%, 07/01/46 (Call 01/01/46)	975	802,376
Union Electric Co. 2.15%, 03/15/32 (Call 12/15/31)	545	430,240
2.63%, 03/15/51 (Call 09/15/50)	315	200,748

		21,631,764

Electronics — 0.6%
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)(a)	235	223,397
TD SYNNEX Corp. 1.25%, 08/09/24 (Call 03/13/23)	200	187,159
1.75%, 08/09/26 (Call 07/09/26)	510	438,831
2.38%, 08/09/28 (Call 06/09/28)	415	342,319
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	170	163,133

		1,354,839

Environmental Control — 0.1%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	330	312,552

Food — 1.6%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	1,135	1,083,694
Conagra Brands Inc. 4.85%, 11/01/28 (Call 08/01/28)	315	305,164
5.30%, 11/01/38 (Call 05/01/38)	995	927,592
Sysco Corp. 5.95%, 04/01/30 (Call 01/01/30)	855	886,312
6.60%, 04/01/50 (Call 10/01/49)	552	605,732

		3,808,494

Gas — 0.9%
National Fuel Gas Co. 2.95%, 03/01/31 (Call 12/01/30)	325	258,347
5.50%, 01/15/26 (Call 12/15/25)	390	388,351
NiSource Inc. 3.60%, 05/01/30 (Call 02/01/30)(a)	615	548,990
4.38%, 05/15/47 (Call 11/15/46)	1,044	872,596

		2,068,284

Health Care - Products — 2.1%
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	1,060	903,024
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	143	137,009
PerkinElmer Inc. 2.25%, 09/15/31 (Call 06/15/31)	485	376,110
3.30%, 09/15/29 (Call 06/15/29)	1,008	871,093
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,420	1,114,042
STERIS Irish FinCo UnLtd Co. 2.70%, 03/15/31 (Call 12/15/30)	445	366,450
3.75%, 03/15/51 (Call 09/15/50)	475	341,293
Zimmer Biomet Holdings Inc. 2.60%, 11/24/31 (Call 08/24/31)(a)	770	624,013
3.55%, 04/01/25 (Call 01/01/25)	225	216,510

		4,949,544

Security	Par (000)	Value

Health Care - Services — 2.1%
Centene Corp. 2.45%, 07/15/28 (Call 05/15/28)	$1,315	$1,104,258
3.38%, 02/15/30 (Call 02/15/25)	655	552,675
Elevance Health Inc. 4.10%, 03/01/28 (Call 12/01/27)	186	177,522
4.65%, 01/15/43	335	300,189
HCA Inc. 3.38%, 03/15/29 (Call 01/15/29)(d)	425	372,393
4.13%, 06/15/29 (Call 03/15/29)	925	841,995
4.50%, 02/15/27 (Call 08/15/26)	980	939,426
Humana Inc. 3.13%, 08/15/29 (Call 05/15/29)	145	126,467
4.95%, 10/01/44 (Call 04/01/44)	351	314,680
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	173	147,738
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	160	150,463

		5,027,806

Holding Companies - Diversified — 1.5%
Ares Capital Corp. 3.20%, 11/15/31 (Call 08/15/31)	380	289,900
3.88%, 01/15/26 (Call 12/15/25)	1,278	1,185,657
Blackstone Secured Lending Fund 2.85%, 09/30/28 (Call 07/30/28)	465	375,498
3.63%, 01/15/26 (Call 12/15/25)(a)	1,005	921,363
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	420	386,853
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	375	324,441

		3,483,712

Home Builders — 0.9%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	1,105	1,058,085
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,235	1,054,281

		2,112,366

Household Products & Wares — 0.0%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	100	97,800

Insurance — 4.1%
American International Group Inc., Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(b)	1,010	974,650
Brown & Brown Inc. 2.38%, 03/15/31 (Call 12/15/30)	435	334,768
4.20%, 03/17/32 (Call 12/17/31)	350	306,113
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)(a)	165	151,452
Corebridge Financial Inc. 3.85%, 04/05/29 (Call 02/05/29)(d)	1,135	1,025,249
3.90%, 04/05/32 (Call 01/05/32)(d)	420	367,505
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	915	644,714
Fairfax Financial Holdings Ltd. 3.38%, 03/03/31 (Call 12/03/30)	380	311,516
5.63%, 08/16/32 (Call 05/16/32)(d)	920	874,572
Fidelity National Financial Inc. 2.45%, 03/15/31 (Call 12/15/30)(a)	345	271,026
3.40%, 06/15/30 (Call 03/15/30)(a)	415	357,058
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	380	283,697
Markel Corp. 3.45%, 05/07/52 (Call 11/07/51)	360	246,705
5.00%, 05/20/49 (Call 11/20/48)	165	147,277
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	435	310,583

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2023	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc. 3.70%, 10/01/50 (Call 07/01/30), (5 year CMT + 3.035%)(b)	$650	$548,031
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(b)	1,245	1,208,497
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	125	104,717
Willis North America Inc. 4.50%, 09/15/28 (Call 06/15/28)	203	192,500
4.65%, 06/15/27 (Call 05/15/27)	1,030	995,103

		9,655,733

Internet — 0.8%
Alphabet Inc. 2.05%, 08/15/50 (Call 02/15/50)	1,360	822,967
2.25%, 08/15/60 (Call 02/15/60)	315	182,710
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	115	111,738
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	1,085	876,046

		1,993,461

Iron & Steel — 0.6%
ArcelorMittal SA 6.55%, 11/29/27 (Call 10/29/27)	1,145	1,174,029
6.80%, 11/29/32 (Call 08/29/32)	175	177,174

		1,351,203

Lodging — 0.4%
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,110	1,047,655

Machinery — 0.5%
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	1,110	1,071,169

Manufacturing — 0.9%
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	475	396,925
General Electric Co. 5.88%, 01/14/38(a)	445	460,588
6.75%, 03/15/32(a)	745	827,098
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	405	351,550

		2,036,161

Media — 0.7%
Comcast Corp., 2.99%, 11/01/63 (Call 05/01/63)	580	354,465
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	55	46,224
Fox Corp. 4.71%, 01/25/29 (Call 10/25/28)	55	52,519
5.48%, 01/25/39 (Call 07/25/38)	1,150	1,056,820
Walt Disney Co. (The), 6.65%, 11/15/37	190	215,353

		1,725,381

Mining — 1.3%
Freeport-McMoRan Inc., 4.63%, 08/01/30 (Call 08/01/25)	1,075	992,060
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)(a)	748	681,354
Southern Copper Corp. 5.25%, 11/08/42	35	32,727
5.88%, 04/23/45(a)	678	681,929
6.75%, 04/16/40	515	560,125

		2,948,195

Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/26 (Call 11/01/26)	170	150,976
3.28%, 12/01/28 (Call 10/01/28)	365	314,428

Security	Par (000)	Value

Office & Business Equipment (continued)
3.57%, 12/01/31 (Call 09/01/31)	$1,200	$990,472

		1,455,876

Oil & Gas — 1.9%
BP Capital Markets PLC, 4.38%, (Call 06/22/25), (5 year CMT + 4.036%)(b)(c)	1,215	1,158,371
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	1,250	1,173,730
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	545	510,778
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	540	425,866
Valero Energy Corp., 6.63%, 06/15/37	1,055	1,119,289

		4,388,034

Packaging & Containers — 0.5%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	349	329,402
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	1,068	866,883

		1,196,285

Pharmaceuticals — 4.7%
AbbVie Inc. 4.25%, 11/14/28 (Call 08/14/28)(a)	640	612,165
4.50%, 05/14/35 (Call 11/14/34)	527	489,160
4.70%, 05/14/45 (Call 11/14/44)	440	389,525
4.85%, 06/15/44 (Call 12/15/43)	110	100,003
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	1,185	984,934
AstraZeneca PLC, 6.45%, 09/15/37	965	1,090,742
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)(a)	686	647,769
Cigna Group (The) 3.40%, 03/01/27 (Call 12/01/26)	215	201,317
4.38%, 10/15/28 (Call 07/15/28)	1,210	1,161,847
4.80%, 08/15/38 (Call 02/15/38)	55	50,659
4.80%, 07/15/46 (Call 01/16/46)	1,070	945,006
4.90%, 12/15/48 (Call 06/15/48)	45	40,473
CVS Health Corp. 3.25%, 08/15/29 (Call 05/15/29)	405	357,630
4.30%, 03/25/28 (Call 12/25/27)	1,200	1,147,203
4.78%, 03/25/38 (Call 09/25/37)	1,039	943,867
5.13%, 07/20/45 (Call 01/20/45)	217	195,970
Johnson & Johnson, 2.25%, 09/01/50 (Call 03/01/50)	1,230	781,030
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	855	795,908
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	67	66,354
Zoetis Inc., 4.70%, 02/01/43 (Call 08/01/42)	205	184,904

		11,186,466

Pipelines — 8.0%
Boardwalk Pipelines LP 3.40%, 02/15/31 (Call 11/15/30)	460	390,087
3.60%, 09/01/32 (Call 06/01/32)	290	243,443
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29 (Call 05/18/29)	215	193,621
5.13%, 06/30/27 (Call 01/01/27)	1,185	1,169,127
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	1,140	1,056,791
Cheniere Energy Partners LP 4.00%, 03/01/31 (Call 03/01/26)	170	146,480
4.50%, 10/01/29 (Call 10/01/24)	1,180	1,070,862

20	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc. 5.50%, 07/15/77 (Call 07/15/27), (3 mo. LIBOR US + 3.418%)(b)	$990	$914,576
6.25%, 03/01/78 (Call 03/01/28), (3 mo. LIBOR US + 3.641%)(b)	985	911,787
Energy Transfer LP 4.95%, 05/15/28 (Call 02/15/28)	805	775,246
5.25%, 04/15/29 (Call 01/15/29)	1,125	1,097,187
Enterprise Products Operating LLC 4.85%, 03/15/44 (Call 09/15/43)	505	448,498
5.10%, 02/15/45 (Call 08/15/44)	365	334,080
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	1,415	1,263,453
Kinder Morgan Inc. 4.30%, 03/01/28 (Call 12/01/27)	1,050	1,001,502
5.30%, 12/01/34 (Call 06/01/34)	331	310,439
MPLX LP 2.65%, 08/15/30 (Call 05/15/30)	245	201,027
4.50%, 04/15/38 (Call 10/15/37)	1,220	1,040,920
ONEOK Inc. 3.10%, 03/15/30 (Call 12/15/29)	285	241,779
3.40%, 09/01/29 (Call 06/01/29)	575	498,865
4.55%, 07/15/28 (Call 04/15/28)	825	783,767
Targa Resources Corp., 4.88%, 02/01/31 (Call 02/01/26)	1,655	1,502,856
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)	260	237,154
4.63%, 03/01/34 (Call 12/01/33)	195	177,697
7.63%, 01/15/39	528	609,221
Transcanada Trust, 5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(b)	835	736,887
Williams Companies Inc. (The) 4.00%, 09/15/25 (Call 06/15/25)	650	626,953
6.30%, 04/15/40	852	874,025

		18,858,330

Real Estate Investment Trusts — 6.9%
American Homes 4 Rent LP 3.63%, 04/15/32 (Call 01/15/32)(a)	320	270,348
4.25%, 02/15/28 (Call 11/15/27)	260	242,795
American Tower Corp. 3.38%, 10/15/26 (Call 07/15/26)	172	159,881
3.55%, 07/15/27 (Call 04/15/27)	175	161,752
3.80%, 08/15/29 (Call 05/15/29)	1,303	1,174,609
4.00%, 06/01/25 (Call 03/01/25)	310	300,122
Crown Castle International Corp. 3.30%, 07/01/30 (Call 04/01/30)	10	8,709
3.65%, 09/01/27 (Call 06/01/27)	45	41,864
3.70%, 06/15/26 (Call 03/15/26)	115	108,863
3.80%, 02/15/28 (Call 11/15/27)	235	218,245
4.45%, 02/15/26 (Call 11/15/25)	560	544,495
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)(a)	355	296,598
Digital Realty Trust LP 3.70%, 08/15/27 (Call 05/15/27)	1,135	1,051,013
4.45%, 07/15/28 (Call 04/15/28)	296	278,902
Equinix Inc. 2.15%, 07/15/30 (Call 04/15/30)	1,010	806,878
3.20%, 11/18/29 (Call 08/18/29)	446	388,782
GLP Capital LP/GLP Financing II Inc. 3.25%, 01/15/32 (Call 10/15/31)	35	27,802
5.25%, 06/01/25 (Call 03/01/25)	490	479,714
5.30%, 01/15/29 (Call 10/15/28)	910	860,760

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthpeak Properties Interim Inc. 3.25%, 07/15/26 (Call 05/15/26)	$320	$299,610
3.50%, 07/15/29 (Call 04/15/29)	195	173,696
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	1,005	835,408
Invitation Homes Operating Partnership LP 2.00%, 08/15/31 (Call 05/15/31)	515	386,300
2.30%, 11/15/28 (Call 09/15/28)(a)	355	293,565
4.15%, 04/15/32 (Call 01/15/32)(a)	345	303,486
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	325	259,510
Sun Communities Operating LP 2.70%, 07/15/31 (Call 04/15/31)	880	702,049
4.20%, 04/15/32 (Call 01/15/32)	620	549,997
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	945	879,284
VICI Properties LP 4.38%, 05/15/25	380	365,708
4.75%, 02/15/28 (Call 01/15/28)	1,165	1,098,979
Welltower OP LLC 2.80%, 06/01/31 (Call 03/01/31)	125	101,222
3.10%, 01/15/30 (Call 10/15/29)	1,035	883,848
3.85%, 06/15/32 (Call 03/15/32)	175	152,120
4.25%, 04/15/28 (Call 01/15/28)	426	402,227
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	960	874,093
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)(a)	360	290,227

		16,273,461

Retail — 1.9%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	205	196,304
Dick’s Sporting Goods Inc. 3.15%, 01/15/32 (Call 10/15/31)(a)	1,005	793,785
4.10%, 01/15/52 (Call 07/15/51)	525	348,554
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	1,180	1,122,065
McDonald’s Corp. 4.70%, 12/09/35 (Call 06/09/35)	280	265,033
4.88%, 12/09/45 (Call 06/09/45)	175	159,404
O’Reilly Automotive Inc. 3.90%, 06/01/29 (Call 03/01/29)	180	166,699
4.35%, 06/01/28 (Call 03/01/28)	145	139,685
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	848	795,968
4.80%, 11/18/44 (Call 05/18/44)	495	410,028

		4,397,525

Semiconductors — 4.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	686	646,996
Broadcom Inc. 4.15%, 11/15/30 (Call 08/15/30)	940	846,258
4.75%, 04/15/29 (Call 01/15/29)	559	534,666
5.00%, 04/15/30 (Call 01/15/30)(a)	437	419,525
Marvell Technology Inc. 1.65%, 04/15/26 (Call 03/15/26)	165	147,700
2.45%, 04/15/28 (Call 02/15/28)	510	436,277
2.95%, 04/15/31 (Call 01/15/31)	955	768,422
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/23)	930	900,583
Micron Technology Inc. 4.66%, 02/15/30 (Call 11/15/29)	1,105	1,016,318
5.33%, 02/06/29 (Call 11/06/28)	295	288,172
6.75%, 11/01/29 (Call 09/01/29)	105	108,503
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	315	314,768

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2023	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc. 3.40%, 05/01/30 (Call 02/01/30)	$270	$233,660
4.30%, 06/18/29 (Call 03/18/29)	1,025	945,853
Qorvo Inc. 1.75%, 12/15/24 (Call 03/13/23)(d)	225	208,510
4.38%, 10/15/29 (Call 10/15/24)	1,130	1,007,610
Skyworks Solutions Inc. 1.80%, 06/01/26 (Call 05/01/26)	312	274,692
3.00%, 06/01/31 (Call 03/01/31)	320	258,780

		9,357,293

Shipbuilding — 0.4%
Huntington Ingalls Industries Inc. 2.04%, 08/16/28 (Call 06/16/28)	380	312,339
3.48%, 12/01/27 (Call 09/01/27)	89	81,353
3.84%, 05/01/25 (Call 04/01/25)	361	346,763
4.20%, 05/01/30 (Call 02/01/30)	290	264,704

		1,005,159

Software — 3.6%
Broadridge Financial Solutions Inc. 2.60%, 05/01/31 (Call 02/01/31)	465	376,442
2.90%, 12/01/29 (Call 09/01/29)	170	143,526
Fiserv Inc. 3.85%, 06/01/25 (Call 03/01/25)	605	582,496
4.20%, 10/01/28 (Call 07/01/28)	1,100	1,033,344
Oracle Corp. 2.95%, 04/01/30 (Call 01/01/30)	780	665,600
3.90%, 05/15/35 (Call 11/15/34)	245	203,459
4.30%, 07/08/34 (Call 01/08/34)	1,145	1,005,369
5.38%, 07/15/40	1,245	1,140,402
6.25%, 11/09/32 (Call 08/09/32)	795	827,363
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	1,005	959,765
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	1,196	1,116,696
4.50%, 05/15/25 (Call 04/15/25)	385	377,197

		8,431,659

Telecommunications — 5.5%
AT&T Inc. 4.85%, 03/01/39 (Call 09/01/38)	1,185	1,063,748
5.15%, 02/15/50 (Call 08/14/49)	280	258,294
5.25%, 03/01/37 (Call 09/01/36)	575	553,177
5.65%, 02/15/47 (Call 08/15/46)(a)	655	640,102
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,001	1,186,389
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	160	142,881
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	345	269,863
4.60%, 05/23/29 (Call 02/23/29)	855	804,613
Orange SA, 9.00%, 03/01/31	868	1,062,418
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(d)	1,360	1,187,931
T-Mobile USA Inc. 2.55%, 02/15/31 (Call 11/15/30)	690	563,153

Security	Par/ Shares (000)	Value

Telecommunications (continued)
3.60%, 11/15/60 (Call 05/15/60)	$155	$103,009
3.75%, 04/15/27 (Call 02/15/27)	915	860,224
3.88%, 04/15/30 (Call 01/15/30)	1,272	1,153,382
4.38%, 04/15/40 (Call 10/15/39)	300	254,933
4.50%, 04/15/50 (Call 10/15/49)	90	74,658
Verizon Communications Inc. 4.27%, 01/15/36	455	401,614
4.40%, 11/01/34 (Call 05/01/34)	438	398,159
4.50%, 08/10/33	197	183,095
5.25%, 03/16/37	755	737,197
Vodafone Group PLC 5.00%, 05/30/38	180	169,059
6.15%, 02/27/37	960	993,201

		13,061,100

Transportation — 0.4%
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	175	165,958
United Parcel Service Inc., 6.20%, 01/15/38	800	884,543

		1,050,501

Total Long-Term Investments — 98.1% (Cost: $246,494,239)		230,940,279

Short-Term Securities

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	13,110	13,118,282
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	2,043	2,043,000

Total Short-Term Securities — 6.4% (Cost: $15,156,235)		15,161,282

Total Investments — 104.5% (Cost: $261,650,474)		246,101,561

Liabilities in Excess of Other Assets — (4.5)%		(10,641,758)

Net Assets — 100.0%		$235,459,803

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® Investment Grade Bond Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,424,264	$9,690,267	(a)	$—		$85	$3,666	$13,118,282	13,110	$17,132	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,373,000	—		(330,000	)(a)	—	—	2,043,000	2,043	33,449		1

						$85	$3,666	$15,161,282		$50,581		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$230,940,279	$—	$230,940,279
Short-Term Securities
Money Market Funds	15,161,282	—	—	15,161,282

	$15,161,282	$230,940,279	$—	$246,101,561

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments February 28, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
Bank, Series 2017, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	$40	$36,950
COMM Mortgage Trust, 2.87%, 08/15/57 (Call 11/15/29)	50	45,668
GS Mortgage Securities Trust, 2.91%, 02/13/53 (Call 01/13/30)	75	64,893
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	25	23,931
Wells Fargo Commercial Mortgage Trust, 3.79%, 12/15/49 (Call 12/15/26)	10	9,429

		180,871

Total Collaterized Mortgage Obligations — 1.5% (Cost: $213,290)		180,871

Corporate Bonds & Notes

Advertising — 0.0%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	2	1,528

Aerospace & Defense — 1.2%
Boeing Co. (The) 2.20%, 02/04/26 (Call 03/31/23)	45	40,876
4.88%, 05/01/25 (Call 04/01/25)	10	9,860
5.15%, 05/01/30 (Call 02/01/30)	15	14,515
5.93%, 05/01/60 (Call 11/01/59)	15	14,007
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/23)(a)	3	2,981
General Dynamics Corp., 3.25%, 04/01/25 (Call 03/01/25)	10	9,630
L3Harris Technologies Inc. 4.40%, 06/15/28 (Call 03/15/28)	15	14,480
Northrop Grumman Corp., 4.75%, 06/01/43	5	4,575
Raytheon Technologies Corp. 3.95%, 08/16/25 (Call 06/16/25)	10	9,718
4.88%, 10/15/40	15	14,002
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	5	4,827
Spirit AeroSystems Inc., 9.38%, 11/30/29 (Call 11/30/25)(a)	2	2,113
TransDigm Inc., 6.25%, 03/15/26 (Call 03/15/23)(a)	2	1,973
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/23)(b)	2	1,915

		145,472

Agriculture — 0.8%
Altria Group Inc. 3.40%, 05/06/30 (Call 02/06/30)	10	8,616
5.38%, 01/31/44	10	8,723
5.80%, 02/14/39 (Call 08/14/38)	10	9,216
BAT Capital Corp. 3.22%, 08/15/24 (Call 06/15/24)	5	4,819
3.56%, 08/15/27 (Call 05/15/27)	10	9,107
4.91%, 04/02/30 (Call 01/02/30)	5	4,618
BAT International Finance PLC, 4.45%, 03/16/28
(Call 02/16/28)	10	9,349
Philip Morris International Inc. 3.25%, 11/10/24	10	9,678
3.38%, 08/15/29 (Call 05/15/29)	5	4,499
5.00%, 11/17/25	10	9,941
6.38%, 05/16/38	10	10,551
Reynolds American Inc. 5.70%, 08/15/35 (Call 02/15/35)	5	4,546
5.85%, 08/15/45 (Call 02/12/45)	10	8,583
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	2	1,721

		103,967

Airlines — 0.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	3	2,703

Security	Par (000)	Value

Airlines (continued)
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	$2	$1,965
American Airlines Inc., 11.75%, 07/15/25(a)	3	3,290
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)(b)	3	3,087

		11,045

Auto Manufacturers — 1.1%
Ford Motor Co., 5.29%, 12/08/46 (Call 06/08/46)	2	1,565
Ford Motor Credit Co. LLC, 4.13%, 08/04/25	5	4,707
General Motors Financial Co. Inc. 2.90%, 02/26/25 (Call 01/26/25)	20	18,943
6.05%, 10/10/25	5	5,041
Honda Motor Co. Ltd., 2.27%, 03/10/25 (Call 02/10/25)	30	28,328
Jaguar Land Rover Automotive PLC 4.50%, 10/01/27 (Call 07/01/27)(a)(b)	4	3,348
5.50%, 07/15/29 (Call 07/15/24)(a)	2	1,598
PACCAR Financial Corp., 4.95%, 10/03/25	15	14,971
Toyota Motor Credit Corp. 1.45%, 01/13/25	20	18,720
3.00%, 04/01/25	10	9,571
3.95%, 06/30/25	10	9,758
4.80%, 01/10/25	15	14,921

		131,471

Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)	15	12,517

Banks — 11.8%
Bank of America Corp. 3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(c)	20	19,144
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(c)	10	9,284
4.20%, 08/26/24	60	58,840
5.13%, (Call 06/20/24), (3 mo. LIBOR US + 3.292%)(c)	50	48,565
Series L, 3.95%, 04/21/25	10	9,693
Bank of Montreal 1.50%, 01/10/25	15	13,977
3.70%, 06/07/25	15	14,504
Bank of New York Mellon Corp. (The) 0.50%, 04/26/24 (Call 03/26/24)	15	14,199
3.35%, 04/25/25 (Call 03/25/25)	20	19,246
Series F, 4.63%, (Call 09/20/26),
(3 mo. LIBOR US + 3.131%)(c)	10	9,100
Bank of Nova Scotia (The) 0.65%, 07/31/24	5	4,677
3.45%, 04/11/25	40	38,413
Canadian Imperial Bank of Commerce 1.00%, 10/18/24	10	9,318
3.95%, 08/04/25	5	4,844
Citigroup Inc. 2.01%, 01/25/26 (Call 01/25/25), (1 day SOFR + 0.694%)(c)	15	13,989
4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(c)	5	4,908
4.40%, 06/10/25	55	53,814
Deutsche Bank AG/New York NY, 1.00%, 04/01/25
(Call 04/01/24), (1 day SOFR + 1.131%)(c)	150	141,992
Fifth Third Bancorp., 4.77%, 07/28/30 (Call 07/28/29), (1 day SOFR + 2.127%)(c)
	15	14,380
Goldman Sachs Group Inc. (The) 0.86%, 02/12/26 (Call 02/12/25), (1 day SOFR + 0.609%)(c)	30	27,238
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)
	10	9,614
5.70%, 11/01/24	30	30,177

24	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC, 0.98%, 05/24/25 (Call 05/24/24),
(1 day SOFR + 0.708%)(c)	$200	$188,137
Huntington Bancshares Inc. 2.49%, 08/15/36 (Call 08/15/31), (5 year CMT + 1.170%)(c)	10	7,362
4.44%, 08/04/28 (Call 08/04/27), (1 day SOFR + 1.970%)(c)	15	14,328
Intesa Sanpaolo SpA 4.95%, 06/01/42 (Call 06/01/41), (1 year CMT + 2.750%)(a)(c)	2	1,340
5.71%, 01/15/26(a)	5	4,786
JPMorgan Chase & Co. 1.95%, 02/04/32 (Call 02/04/31), (1 day SOFR + 1.065%)(c)	20	15,531
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(c)	40	37,205
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(c)	25	23,645
3.85%, 06/14/25 (Call 06/14/24), (1 day SOFR + 0.980%)(c)	10	9,761
5.00%, (Call 08/01/24), (3 mo. SOFR + 3.380%)(c)	10	9,712
5.55%, 12/15/25 (Call 12/15/24), (1 day SOFR + 1.070%)(c)	50	49,938
Series HH, 4.60%, (Call 02/01/25),
(3 mo. SOFR + 3.125%)(c)	25	23,191
Series II, 4.00%, (Call 04/01/25), (3 mo. SOFR + 2.745%)(c)	5	4,476
Mitsubishi UFJ Financial Group Inc. 3.41%, 03/07/24	55	53,869
3.78%, 03/02/25	30	29,049
Morgan Stanley 3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(c)	10	9,769
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(c)	60	55,392
4.00%, 07/23/25	10	9,745
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(c)	10	9,414
5.00%, 11/24/25	40	39,585
PNC Financial Services Group Inc. (The) 2.20%, 11/01/24 (Call 10/02/24)	10	9,541
5.67%, 10/28/25 (Call 10/28/24), (1 day SOFR + 1.090%)(c)	35	35,132
Royal Bank of Canada 2.25%, 11/01/24	20	19,036
3.38%, 04/14/25	20	19,238
4.88%, 01/12/26	30	29,732
Toronto-Dominion Bank (The) 0.70%, 09/10/24	5	4,660
1.45%, 01/10/25	30	28,004
3.77%, 06/06/25	5	4,828
Truist Financial Corp., 4.00%, 05/01/25 (Call 03/01/25)	50	48,725
U.S. Bancorp. 1.45%, 05/12/25 (Call 04/12/25)	20	18,453
5.30%, (Call 04/15/27), (3 mo. LIBOR US + 2.914%)(c)	10	9,020
Wells Fargo & Co. 2.41%, 10/30/25 (Call 10/30/24), (1 day SOFR + 1.087%)(c)	10	9,485
2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(c)	15	12,782
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(c)	20	18,555
3.55%, 09/29/25	25	23,927
5.90%, (Call 06/15/24), (3 mo. LIBOR US + 3.110%)(c)	10	9,784
Westpac Banking Corp., 1.02%, 11/18/24	10	9,320

		1,476,373

Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	15	14,079
Anheuser-Busch InBev Worldwide Inc. 3.65%, 02/01/26 (Call 11/01/25)	10	9,578
8.20%, 01/15/39	5	6,226
Constellation Brands Inc., 3.60%, 05/09/24	10	9,797

Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc. 4.42%, 05/25/25 (Call 03/25/25)	$6	$5,882
4.60%, 05/25/28 (Call 02/25/28)	10	9,704
PepsiCo Inc., 2.25%, 03/19/25 (Call 02/19/25)	20	18,949

		74,215

Biotechnology — 0.8%
Amgen Inc. 3.13%, 05/01/25 (Call 02/01/25)	5	4,773
4.40%, 05/01/45 (Call 11/01/44)	10	8,362
Biogen Inc. 2.25%, 05/01/30 (Call 02/01/30)	20	16,192
4.05%, 09/15/25 (Call 06/15/25)	5	4,841
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	10	8,721
Gilead Sciences Inc. 3.70%, 04/01/24 (Call 01/01/24)	5	4,912
4.80%, 04/01/44 (Call 10/01/43)	20	18,423
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	4	3,420
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	5	3,997
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	15	11,678
Royalty Pharma PLC 1.20%, 09/02/25 (Call 08/02/25)	20	17,907
3.35%, 09/02/51 (Call 03/02/51)	5	3,111

		106,337

Building Materials — 0.2%
Builders FirstSource Inc., 6.38%, 06/15/32 (Call 06/15/27)(a)	2	1,921
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	7	6,574
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	20	15,661

		24,156

Chemicals — 0.7%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	5	4,752
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)
	2	1,777
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	5	4,796
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	5	4,914
5.32%, 11/15/38 (Call 05/15/38)	5	4,853
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	3	2,387
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	15	13,666
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	5	4,234
LYB International Finance III LLC, 1.25%, 10/01/25
(Call 09/01/25)	20	17,902
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	10	7,964
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/23)(a)
	2	1,904
Sherwin-Williams Co. (The), 4.05%, 08/08/24	20	19,601

		88,750

Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	2	1,698

Commercial Services — 0.5%
ADT Security Corp. (The) 4.13%, 08/01/29 (Call 08/01/28)(a)	3	2,581
4.88%, 07/15/32(a)	2	1,715
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	10	9,883
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/23)	3	2,224
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	2	1,669
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	10	7,882
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	2	1,783

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	$20	$16,553
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25
(Call 03/31/23)(a)	2	2,000
Sabre GLBL Inc., 7.38%, 09/01/25 (Call 03/31/23)(a)	3	2,808
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/24)
	2	1,906
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	10	9,677
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	2	1,680

		62,361

Computers — 1.8%
Apple Inc. 0.55%, 08/20/25 (Call 07/20/25)	20	18,032
2.40%, 08/20/50 (Call 02/20/50)	10	6,343
2.75%, 01/13/25 (Call 11/13/24)	40	38,431
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)
	2	1,631
Hewlett Packard Enterprise Co. 4.90%, 10/15/25 (Call 07/15/25)	5	4,958
6.35%, 10/15/45 (Call 04/15/45)	5	4,929
HP Inc. 3.40%, 06/17/30 (Call 03/17/30)	15	12,802
4.20%, 04/15/32 (Call 01/15/32)	5	4,300
6.00%, 09/15/41	5	4,892
International Business Machines Corp., 3.00%, 05/15/24	100	97,219
Leidos Inc. 2.30%, 02/15/31 (Call 11/15/30)	5	3,898
4.38%, 05/15/30 (Call 02/15/30)	15	13,744
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	5	4,069
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	5	4,721

		219,969

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.10%, 08/15/25	15	14,409
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(a)	2	1,902
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)
	2	1,801

		18,112

Diversified Financial Services — 1.8%
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	10	9,429
Ally Financial Inc., 3.88%, 05/21/24 (Call 04/21/24)	10	9,791
American Express Co. 2.25%, 03/04/25 (Call 02/01/25)	5	4,703
3.38%, 05/03/24	30	29,314
3.55%, (Call 09/15/26), (5 year CMT + 2.854%)(c)	15	12,734
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	10	9,565
Burford Capital Global Finance LLC, 6.88%, 04/15/30 (Call 04/15/25)(a)
	2	1,726
Capital One Financial Corp., 4.25%, 04/30/25 (Call 03/31/25)	20	19,478
Charles Schwab Corp. (The), 3.63%, 04/01/25 (Call 01/01/25)	10	9,691
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	2	1,310
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	50	47,378
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	3	2,948
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/23)(a)	2	1,905
LD Holdings Group LLC 6.13%, 04/01/28 (Call 04/01/24)(a)	2	1,185
6.50%, 11/01/25 (Call 11/01/23)(a)	2	1,480
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30 (Call 12/15/25)(a)	3	2,324
OneMain Finance Corp. 6.88%, 03/15/25	2	1,952

Security	Par (000)	Value

Diversified Financial Services (continued)
7.13%, 03/15/26	$2	$1,944
PennyMac Financial Services Inc., 5.75%, 09/15/31
(Call 09/15/26)(a)	2	1,594
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	20	19,564
Raymond James Financial Inc., 4.95%, 07/15/46	10	9,118
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31 (Call 03/01/26)(a)	3	2,338
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	2	1,725
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	10	9,758
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	10	9,545

		222,499

Electric — 3.5%
Avangrid Inc. 3.20%, 04/15/25 (Call 03/15/25)	5	4,751
3.80%, 06/01/29 (Call 03/01/29)	15	13,575
Berkshire Hathaway Energy Co., 4.05%, 04/15/25
(Call 03/15/25)	10	9,781
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)
	15	12,582
Dominion Energy Inc. 4.35%, (Call 01/15/27), (5 year CMT + 3.195%)(c)	10	8,673
Series A, 3.30%, 03/15/25 (Call 02/15/25)	15	14,342
Series B, 4.65%, (Call 12/15/24), (5 year CMT + 2.993%)(c)	10	9,225
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	10	8,610
DTE Energy Co., 4.22%, 11/01/24(d)	5	4,890
Duke Energy Carolinas LLC 2.85%, 03/15/32 (Call 12/15/31)	10	8,380
3.20%, 08/15/49 (Call 02/15/49)	10	7,069
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	20	18,389
Duke Energy Indiana LLC, 2.75%, 04/01/50 (Call 10/01/49)	10	6,266
Edison International, 4.70%, 08/15/25	15	14,620
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	15	11,786
Entergy Corp. 0.90%, 09/15/25 (Call 08/15/25)	10	8,891
1.90%, 06/15/28 (Call 04/15/28)	10	8,476
Entergy Louisiana LLC, 4.00%, 03/15/33 (Call 12/15/32)	20	18,012
Evergy Inc. 2.45%, 09/15/24 (Call 08/15/24)	20	19,040
2.90%, 09/15/29 (Call 06/15/29)	15	12,838
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	15	13,757
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	3	2,027
Florida Power & Light Co. 2.45%, 02/03/32 (Call 11/03/31)	15	12,334
3.95%, 03/01/48 (Call 09/01/47)	10	8,177
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	20	18,571
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	5	3,531
National Rural Utilities Cooperative Finance Corp., 5.45%, 10/30/25	15	15,055
NextEra Energy Capital Holdings Inc. 4.26%, 09/01/24	10	9,810
4.45%, 06/20/25	25	24,463
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/24)	3	2,828
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/49
(Call 03/15/49)	10	7,028
Pacific Gas and Electric Co., 4.95%, 06/08/25	10	9,795
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)	3	2,739
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	10	7,917
Public Service Electric & Gas Co., 3.10%, 03/15/32
(Call 12/15/31)	5	4,353

26	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51 (Call 02/15/51)
	$10	$6,627
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	10	9,223
3.40%, 02/01/28 (Call 10/01/27)	15	13,736
Southern Co. (The) 3.25%, 07/01/26 (Call 04/01/26)	5	4,662
4.40%, 07/01/46 (Call 01/01/46)	15	12,344
5.15%, 10/06/25	10	9,960
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	10	6,373
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 09/01/23)(a)	2	1,910
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)	10	10,025

		437,441

Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 09/30/23)(a)	3	2,543

Electronics — 0.2%
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)	20	18,459
TD SYNNEX Corp. 1.75%, 08/09/26 (Call 07/09/26)	5	4,302
2.38%, 08/09/28 (Call 06/09/28)	5	4,124

		26,885

Energy - Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/23)(a)	2	1,875

Engineering & Construction — 0.0%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	3	2,869

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29
(Call 02/15/25)(a)	2	1,198
Live Nation Entertainment Inc., 6.50%, 05/15/27
(Call 05/15/23)(a)	3	2,950
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)	2	1,871
Universal Entertainment Corp., 8.50%, 12/11/24
(Call 12/11/23)(a)	3	2,818

		8,837

Environmental Control — 0.1%
GFL Environmental Inc., 3.50%, 09/01/28 (Call 03/01/28)(a)	2	1,747
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	5	4,736

		6,483

Food — 0.8%
Campbell Soup Co. 3.95%, 03/15/25 (Call 01/15/25)	10	9,737
4.15%, 03/15/28 (Call 12/15/27)	15	14,322
Conagra Brands Inc. 4.60%, 11/01/25 (Call 09/01/25)	5	4,891
4.85%, 11/01/28 (Call 08/01/28)	5	4,844
5.30%, 11/01/38 (Call 05/01/38)	10	9,322
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	10	9,737
Pilgrim’s Pride Corp., 4.25%, 04/15/31 (Call 04/15/26)	20	16,700
Sysco Corp. 5.95%, 04/01/30 (Call 01/01/30)	20	20,732
6.60%, 04/01/50 (Call 10/01/49)	5	5,487
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	5	4,898

		100,670

Security	Par (000)	Value

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	$3	$2,775
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	5	3,974
NiSource Inc. 0.95%, 08/15/25 (Call 07/15/25)	5	4,508
3.60%, 05/01/30 (Call 02/01/30)	10	8,927
4.38%, 05/15/47 (Call 11/15/46)	15	12,537

		32,721

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25 (Call 03/31/23)	10	9,432

Health Care - Products — 0.9%
Abbott Laboratories, 2.95%, 03/15/25 (Call 12/15/24)	5	4,803
Baxter International Inc., 1.32%, 11/29/24	10	9,314
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	15	12,779
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	10	9,581
PerkinElmer Inc. 2.25%, 09/15/31 (Call 06/15/31)	5	3,877
3.30%, 09/15/29 (Call 06/15/29)	15	12,963
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	25	19,613
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 03/31/23)	10	9,371
Zimmer Biomet Holdings Inc. 2.60%, 11/24/31 (Call 08/24/31)	15	12,156
3.55%, 04/01/25 (Call 01/01/25)	15	14,434

		108,891

Health Care - Services — 0.9%
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	30	27,435
CHS/Community Health Systems Inc., 6.88%, 04/15/29 (Call 04/15/24)(a)
	4	2,798
DaVita Inc. 3.75%, 02/15/31 (Call 02/15/26)(a)	2	1,510
4.63%, 06/01/30 (Call 06/01/25)(a)	2	1,648
Elevance Health Inc. 2.38%, 01/15/25 (Call 12/15/24)	5	4,733
5.35%, 10/15/25 (Call 09/15/25)	10	10,010
HCA Inc. 3.38%, 03/15/29 (Call 01/15/29)(a)	10	8,762
5.38%, 02/01/25	5	4,953
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	5	4,483
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)
	15	14,467
UnitedHealth Group Inc. 3.75%, 07/15/25	10	9,702
5.00%, 10/15/24	20	19,981

		110,482

Holding Companies - Diversified — 1.0%
Ares Capital Corp. 3.88%, 01/15/26 (Call 12/15/25)	50	46,387
4.20%, 06/10/24 (Call 05/10/24)	25	24,463
Blackstone Secured Lending Fund, 3.63%, 01/15/26
(Call 12/15/25)	30	27,504
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	10	9,211
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	10	8,652
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 05/15/27 (Call 11/15/26)	2	1,850
6.25%, 05/15/26 (Call 05/15/23)	2	1,940

		120,007

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 0.2%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC

4.88%, 02/15/30 (Call 02/15/25)(a)	$2	$1,504
6.25%, 09/15/27 (Call 09/15/23)(a)	2	1,744
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	15	14,363
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	15	12,805

		30,416

Housewares — 0.0%
Newell Brands Inc., 5.75%, 04/01/46 (Call 10/01/45)	2	1,606

Insurance — 1.2%
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)	13	12,237
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(c)	10	9,650
Brown & Brown Inc. 2.38%, 03/15/31 (Call 12/15/30)	5	3,848
4.20%, 03/17/32 (Call 12/17/31)	5	4,373
Corebridge Financial Inc. 3.65%, 04/05/27 (Call 03/05/27)(a)	10	9,331
3.85%, 04/05/29 (Call 02/05/29)(a)	20	18,066
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)
	10	7,046
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32
(Call 05/16/32)(a)	20	19,012
Fidelity National Financial Inc. 2.45%, 03/15/31 (Call 12/15/30)	5	3,928
3.40%, 06/15/30 (Call 03/15/30)	5	4,302
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	5	3,733
Markel Corp., 3.45%, 05/07/52 (Call 11/07/51)	5	3,427
MetLife Inc., 3.60%, 04/10/24	10	9,783
Old Republic International Corp., 3.85%, 06/11/51
(Call 12/11/50)	5	3,570
Prudential Financial Inc. 3.70%, 10/01/50 (Call 07/01/30), (5 year CMT + 3.035%)(c)	10	8,431
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(c)	15	14,560
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)	20	19,322

		154,619

Internet — 0.5%
Alphabet Inc. 2.05%, 08/15/50 (Call 02/15/50)	20	12,102
2.25%, 08/15/60 (Call 02/15/60)	5	2,900
Amazon.com Inc. 0.45%, 05/12/24	10	9,461
3.00%, 04/13/25	25	24,074
Gen Digital Inc., 5.00%, 04/15/25 (Call 03/13/23)(a)	2	1,943
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(a)	2	1,580
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/23)(a)	2	2,028
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	15	12,111

		66,199

Iron & Steel — 0.2%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	20	20,507
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/23)	3	2,911
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(a)	2	2,003
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	2	2,001

		27,422

Leisure Time — 0.2%
Brunswick Corp., 0.85%, 08/18/24 (Call 03/31/23)	10	9,319

Security	Par (000)	Value

Leisure Time (continued)
Carnival Corp. 7.63%, 03/01/26 (Call 03/01/24)(a)	$3	$2,693
10.50%, 02/01/26 (Call 08/01/23)(a)	2	2,070
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	3	2,782
Royal Caribbean Cruises Ltd. 4.25%, 07/01/26 (Call 01/01/26)(a)	2	1,745
5.50%, 08/31/26 (Call 02/28/26)(a)	2	1,838
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	2	1,623

		22,070

Lodging — 0.2%
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	5	5,039
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	15	14,157
Travel + Leisure Co., 4.50%, 12/01/29 (Call 09/01/29)(a)	2	1,680
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	2	1,941

		22,817

Machinery — 0.9%
Caterpillar Financial Services Corp. 0.60%, 09/13/24	20	18,660
4.90%, 01/17/25	10	9,956
John Deere Capital Corp. 1.25%, 01/10/25	20	18,651
2.13%, 03/07/25	10	9,437
4.05%, 09/08/25	15	14,690
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	10	9,329
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	2	1,737
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/25 (Call 05/15/25)	10	9,414
4.95%, 09/15/28 (Call 06/15/28)	20	19,300

		111,174

Manufacturing — 0.2%
3M Co., 2.65%, 04/15/25 (Call 03/15/25)	10	9,473
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	2	1,820
Parker-Hannifin Corp., 3.65%, 06/15/24	20	19,551

		30,844

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/34 (Call 01/15/28)(a)	5	3,743
Comcast Corp. 2.99%, 11/01/63 (Call 05/01/63)	5	3,056
3.38%, 02/15/25 (Call 11/15/24)	10	9,658
3.95%, 10/15/25 (Call 08/15/25)	10	9,723
5.25%, 11/07/25	20	20,101
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	2	1,788
Fox Corp., 5.48%, 01/25/39 (Call 07/25/38)	15	13,784
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	2	1,715
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	5	4,187
Walt Disney Co. (The) 3.35%, 03/24/25	20	19,324
6.65%, 11/15/37	5	5,667

		92,746

Mining — 0.5%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/24)(a)	2	1,965
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	2	1,769
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)	2	1,680
First Quantum Minerals Ltd. 6.88%, 03/01/26 (Call 03/01/23)(a)	2	1,908

28	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
7.50%, 04/01/25 (Call 04/01/23)(a)	$4	$3,880
Freeport-McMoRan Inc., 4.63%, 08/01/30 (Call 08/01/25)	15	13,843
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	2	1,490
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	10	9,109
Southern Copper Corp. 3.88%, 04/23/25	15	14,515
5.88%, 04/23/45	15	15,087
Stillwater Mining Co., 4.50%, 11/16/29 (Call 11/16/25)(a)	4	3,280

		68,526

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp. 3.28%, 12/01/28 (Call 10/01/28)	5	4,307
3.57%, 12/01/31 (Call 09/01/31)	15	12,381

		16,688

Oil & Gas — 1.3%
BP Capital Markets PLC, 4.38%, (Call 06/22/25),
(5 year CMT + 4.036%)(c)	20	19,068
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/24)(a)(b)
	2	2,015
Canadian Natural Resources Ltd. 3.80%, 04/15/24 (Call 01/15/24)	5	4,901
3.85%, 06/01/27 (Call 03/01/27)	20	18,780
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	5	4,641
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)	10	9,023
CNX Resources Corp., 7.38%, 01/15/31 (Call 01/15/26)(a)	2	1,905
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	10	9,372
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)
	2	1,916
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)	2	1,839
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)	3	3,004
Exxon Mobil Corp., 2.99%, 03/19/25 (Call 02/19/25)	10	9,601
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)
	1	972
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	2	1,850
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)
	3	2,951
Kosmos Energy Ltd., 7.50%, 03/01/28 (Call 03/01/24)(a)	5	4,287
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	15	14,789
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/23)	3	2,893
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/28 (Call 02/15/24)	2	1,866
7.25%, 06/15/25 (Call 06/15/23)	2	1,996
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)
	10	7,886
Shell International Finance BV 2.00%, 11/07/24 (Call 10/07/24)	5	4,751
3.25%, 05/11/25	5	4,815
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	3	3,166
TotalEnergies Capital International SA 2.43%, 01/10/25 (Call 10/10/24)	5	4,777
3.75%, 04/10/24	5	4,913
Valero Energy Corp., 6.63%, 06/15/37	15	15,914

		163,891

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/23)(a)	3	2,910
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	2	1,752
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)	2	1,974

Security	Par (000)	Value

Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 04/01/23)
	$2	$1,917
6.88%, 09/01/27 (Call 09/01/23)	2	1,894
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)
	3	2,996

		13,443

Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)
	15	12,175
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)
	3	2,518
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)	2	1,925
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	2	1,720
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	15	14,492

		32,830

Pharmaceuticals — 2.5%
AbbVie Inc. 2.60%, 11/21/24 (Call 10/21/24)	10	9,535
3.60%, 05/14/25 (Call 02/14/25)	10	9,623
3.80%, 03/15/25 (Call 12/15/24)	10	9,701
4.25%, 11/14/28 (Call 08/14/28)	10	9,565
4.70%, 05/14/45 (Call 11/14/44)	10	8,853
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	20	16,623
AstraZeneca PLC 3.38%, 11/16/25	5	4,801
6.45%, 09/15/37	10	11,303
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/23)(a)
	2	1,052
Bausch Health Companies Inc. 6.13%, 02/01/27 (Call 02/01/24)(a)	2	1,380
14.00%, 10/15/30 (Call 10/15/25)(a)(b)	3	1,900
Becton Dickinson and Co. 3.36%, 06/06/24 (Call 04/06/24)	20	19,489
3.70%, 06/06/27 (Call 03/06/27)	15	14,164
Bristol-Myers Squibb Co., 2.90%, 07/26/24 (Call 06/26/24)	5	4,846
Cardinal Health Inc., 3.08%, 06/15/24 (Call 04/15/24)	10	9,684
Cigna Group (The) 4.38%, 10/15/28 (Call 07/15/28)	30	28,806
4.80%, 07/15/46 (Call 01/16/46)	15	13,248
CVS Health Corp. 3.75%, 04/01/30 (Call 01/01/30)	10	9,032
3.88%, 07/20/25 (Call 04/20/25)	10	9,688
4.10%, 03/25/25 (Call 01/25/25)	10	9,794
4.30%, 03/25/28 (Call 12/25/27)	20	19,120
4.78%, 03/25/38 (Call 09/25/37)	15	13,627
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)	2	1,910
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	5	4,852
Johnson & Johnson, 2.25%, 09/01/50 (Call 03/01/50)	20	12,700
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	5	4,796
Novartis Capital Corp., 3.00%, 11/20/25 (Call 08/20/25)	15	14,273
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	10	9,145
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)
	15	13,963
Zoetis Inc., 5.40%, 11/14/25 (Call 10/14/25)	15	15,091

		312,564

Pipelines — 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/23)(a)	3	2,832

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)	$5	$4,197
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)
	30	30,100
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	15	13,905
Cheniere Energy Partners LP, 4.50%, 10/01/29 (Call 10/01/24)	20	18,150
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	10	9,774
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)
	2	1,990
Enbridge Inc. 5.50%, 07/15/77 (Call 07/15/27),
(3 mo. LIBOR US + 3.418%)(c)	15	13,857
6.25%, 03/01/78 (Call 03/01/28),
(3 mo. LIBOR US + 3.641%)(c)	10	9,257
Energy Transfer LP 4.25%, 04/01/24 (Call 01/01/24)	20	19,687
4.50%, 04/15/24 (Call 03/15/24)	25	24,676
4.95%, 05/15/28 (Call 02/15/28)	10	9,630
5.25%, 04/15/29 (Call 01/15/29)	10	9,753
Enterprise Products Operating LLC 4.85%, 03/15/44 (Call 09/15/43)	5	4,441
5.10%, 02/15/45 (Call 08/15/44)	5	4,576
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3 mo. LIBOR US + 3.033%)(c)	20	17,858
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/24)(a)	2	1,815
Kinder Morgan Inc. 4.30%, 06/01/25 (Call 03/01/25)	5	4,884
4.30%, 03/01/28 (Call 12/01/27)	15	14,307
4.80%, 02/01/33 (Call 11/01/32)	5	4,632
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	15	12,798
4.88%, 12/01/24 (Call 09/01/24)	10	9,864
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	2	1,830
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	2	1,910
ONEOK Inc. 3.10%, 03/15/30 (Call 12/15/29)	5	4,242
3.40%, 09/01/29 (Call 06/01/29)	10	8,676
4.55%, 07/15/28 (Call 04/15/28)	10	9,500
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	10	9,756
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	10	9,988
Targa Resources Corp., 4.88%, 02/01/31 (Call 02/01/26)	20	18,161
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)	20	18,243
7.63%, 01/15/39	10	11,538
Williams Companies Inc. (The) 4.00%, 09/15/25 (Call 06/15/25)	15	14,468
4.55%, 06/24/24 (Call 03/24/24)	5	4,931
6.30%, 04/15/40	10	10,259

		366,485

Real Estate — 0.0%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)(b)
	3	2,828

Real Estate Investment Trusts — 2.6%
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)(b)	5	4,224
American Tower Corp. 1.50%, 01/31/28 (Call 11/30/27)	5	4,125
2.40%, 03/15/25 (Call 02/15/25)	20	18,775

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 08/15/29 (Call 05/15/29)	$15	$13,522
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)
	2	1,543
AvalonBay Communities Inc., 3.50%, 11/15/25 (Call 08/15/25)	15	14,328
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	15	14,325
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)
	10	9,587
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/23)(a)

	2	1,841
Crown Castle International Corp. 3.80%, 02/15/28 (Call 11/15/27)	15	13,931
4.45%, 02/15/26 (Call 11/15/25)	5	4,862
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	5	4,177
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	10	8,847
3.70%, 08/15/27 (Call 05/15/27)	5	4,630
Equinix Inc. 2.15%, 07/15/30 (Call 04/15/30)	10	7,989
3.20%, 11/18/29 (Call 08/18/29)(b)	10	8,717
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	10	9,790
5.30%, 01/15/29 (Call 10/15/28)	10	9,459
Healthpeak Properties Interim Inc., 4.00%, 06/01/25 (Call 03/01/25)
	20	19,408
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)
	15	12,469
Invitation Homes Operating Partnership LP 2.30%, 11/15/28 (Call 09/15/28)	10	8,269
4.15%, 04/15/32 (Call 01/15/32)	5	4,398
MPT Operating Partnership LP/MPT Finance Corp. 4.63%, 08/01/29 (Call 08/01/24)	2	1,495
5.00%, 10/15/27 (Call 09/07/23)	2	1,641
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	3	2,760
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)
	3	2,668
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	5	3,993
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	2	1,648
Service Properties Trust, 4.75%, 10/01/26 (Call 08/01/26)	2	1,735
Simon Property Group LP 2.00%, 09/13/24 (Call 06/13/24)	10	9,510
3.38%, 06/15/27 (Call 03/15/27)	10	9,307
Sun Communities Operating LP 2.70%, 07/15/31 (Call 04/15/31)	15	11,967
4.20%, 04/15/32 (Call 01/15/32)	5	4,435
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 02/15/24)(a)	2	2,039
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 4.75%, 04/15/28 (Call 04/15/24)(a)	2	1,585
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	10	9,305
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	20	18,867
Welltower OP LLC 3.85%, 06/15/32 (Call 03/15/32)	10	8,693
4.00%, 06/01/25 (Call 03/01/25)	5	4,833
4.25%, 04/15/28 (Call 01/15/28)	20	18,884
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	10	9,105
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	5	4,031
XHR LP, 6.38%, 08/15/25 (Call 08/15/23)(a)	2	1,940

		329,657

30	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 1.3%
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	$2	$1,584
Bath & Body Works Inc. 6.75%, 07/01/36	2	1,717
6.88%, 11/01/35	2	1,765
Dick’s Sporting Goods Inc. 3.15%, 01/15/32 (Call 10/15/31)	20	15,797
4.10%, 01/15/52 (Call 07/15/51)	5	3,320
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)	5	4,856
4.20%, 05/15/28 (Call 02/15/28)	15	14,263
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(a)	2	1,769
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)	2	1,467
Home Depot Inc. (The), 2.70%, 04/15/25 (Call 03/15/25)	10	9,539
Lowe’s Companies Inc., 4.00%, 04/15/25 (Call 03/15/25)	10	9,739
McDonald’s Corp. 3.30%, 07/01/25 (Call 06/15/25)	15	14,422
4.70%, 12/09/35 (Call 06/09/35)	5	4,733
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)	4	2,229
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	25	24,614
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	10	9,447
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	10	9,386
3.80%, 11/18/24 (Call 08/18/24)	5	4,859
4.80%, 11/18/44 (Call 05/18/44)	5	4,142
Walmart Inc. 3.55%, 06/26/25 (Call 04/26/25)	10	9,753
3.90%, 09/09/25	15	14,700

		164,101

Semiconductors — 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	10	9,431
Broadcom Inc. 3.15%, 11/15/25 (Call 10/15/25)	10	9,417
4.15%, 11/15/30 (Call 08/15/30)	10	9,003
4.75%, 04/15/29 (Call 01/15/29)	10	9,565
5.00%, 04/15/30 (Call 01/15/30)	5	4,800
Intel Corp., 3.40%, 03/25/25 (Call 02/25/25)	20	19,315
Marvell Technology Inc. 2.45%, 04/15/28 (Call 02/15/28)	10	8,555
2.95%, 04/15/31 (Call 01/15/31)	10	8,046
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/23)	15	14,526
Micron Technology Inc. 4.66%, 02/15/30 (Call 11/15/29)	15	13,796
6.75%, 11/01/29 (Call 09/01/29)	5	5,167
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/23)	5	4,714
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	10	9,993
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)
	15	12,981
Qorvo Inc. 1.75%, 12/15/24 (Call 03/13/23)(a)	10	9,267
4.38%, 10/15/29 (Call 10/15/24)	15	13,375
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	5	4,828
Skyworks Solutions Inc. 1.80%, 06/01/26 (Call 05/01/26)	5	4,402
3.00%, 06/01/31 (Call 03/01/31)	5	4,044

		175,225

Security	Par (000)	Value

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc. 2.04%, 08/16/28 (Call 06/16/28)	$10	$8,219
3.84%, 05/01/25 (Call 04/01/25)	10	9,606

		17,825

Software — 1.6%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)
	10	8,443
Fiserv Inc. 2.75%, 07/01/24 (Call 06/01/24)	5	4,814
3.85%, 06/01/25 (Call 03/01/25)	10	9,628
4.20%, 10/01/28 (Call 07/01/28)	15	14,091
Microsoft Corp., 2.70%, 02/12/25 (Call 11/12/24)	30	28,855
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	3	2,490
Oracle Corp. 2.50%, 04/01/25 (Call 03/01/25)	10	9,428
2.88%, 03/25/31 (Call 12/25/30)	15	12,436
2.95%, 11/15/24 (Call 09/15/24)	30	28,763
2.95%, 04/01/30 (Call 01/01/30)	10	8,533
4.30%, 07/08/34 (Call 01/08/34)	15	13,171
5.38%, 07/15/40	15	13,740
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	3	2,466
Roper Technologies Inc. 1.00%, 09/15/25 (Call 08/15/25)	10	9,009
4.20%, 09/15/28 (Call 06/15/28)	15	14,325
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	15	14,005
4.50%, 05/15/25 (Call 04/15/25)	5	4,899

		199,096

Telecommunications — 1.7%
AT&T Inc. 4.35%, 03/01/29 (Call 12/01/28)	5	4,739
4.85%, 03/01/39 (Call 09/01/38)	15	13,465
5.25%, 03/01/37 (Call 09/01/36)	10	9,621
5.54%, 02/20/26 (Call 02/20/24)	25	24,888
5.65%, 02/15/47 (Call 08/15/46)	10	9,773
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	10	11,852
Embarq Corp., 8.00%, 06/01/36	5	2,152
Hughes Satellite Systems Corp., 6.63%, 08/01/26	2	1,883
Lumen Technologies Inc., 5.38%, 06/15/29 (Call 06/15/24)(a)	2	1,085
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	5	3,911
4.60%, 05/23/29 (Call 02/23/29)	10	9,411
Orange SA, 9.00%, 03/01/31	10	12,240
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(a)
	20	17,470
T-Mobile USA Inc. 2.55%, 02/15/31 (Call 11/15/30)	15	12,242
3.50%, 04/15/25 (Call 03/15/25)	6	5,747
3.75%, 04/15/27 (Call 02/15/27)	10	9,401
3.88%, 04/15/30 (Call 01/15/30)	20	18,135
4.38%, 04/15/40 (Call 10/15/39)	5	4,249
Verizon Communications Inc. 0.85%, 11/20/25 (Call 10/20/25)	10	8,924
4.27%, 01/15/36	5	4,413
5.25%, 03/16/37	15	14,646
Vodafone Group PLC 4.13%, 05/30/25	5	4,866
6.15%, 02/27/37	10	10,346

		215,459

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 0.4%
Burlington Northern Santa Fe LLC, 3.75%, 04/01/24 (Call 01/01/24)	$10	$9,836
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 03/31/23)	10	9,322
Union Pacific Corp., 3.75%, 07/15/25 (Call 05/15/25)	10	9,704
United Parcel Service Inc. 3.90%, 04/01/25 (Call 03/01/25)	10	9,772
6.20%, 01/15/38	10	11,057

		49,691

Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	3	2,679

Total Corporate Bonds & Notes — 50.6% (Cost: $6,523,640)		6,360,507

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 29.1%
Federal Home Loan Mortgage Corp., 5.50%, 01/01/53	25	25,399
Freddie Mac Multifamily Structured Pass Through Certificates
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(c)	30	29,018
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	16	13,129
Series K123, Class A2, 1.62%, 12/25/30 (Call 01/25/31)	47	37,847
Government National Mortgage Association 2.00%, 03/21/53(e)	50	41,905
2.50%, 03/21/53(e)	250	216,172
3.00%, 08/20/51	48	43,551
3.00%, 02/20/52	74	65,868
3.00%, 03/21/53(e)	50	44,630
3.50%, 03/20/49	28	26,468
3.50%, 03/21/53(e)	96	88,211
4.00%, 03/21/53(e)	75	70,855
4.50%, 08/20/52	29	27,819
4.50%, 03/21/53(e)	50	48,479
5.00%, 03/21/53(e)	25	24,699
5.50%, 03/21/53(e)	25	25,087
Uniform Mortgage-Backed Securities 1.50%, 03/01/36	3	2,633
1.50%, 02/01/37	65	55,944
1.50%, 03/01/37	48	42,237
1.50%, 07/01/51	20	15,905
1.50%, 11/01/51	25	18,985
1.50%, 03/13/53(e)	25	19,310
2.00%, 11/01/35	69	61,604
2.00%, 03/16/38(e)	158	139,812
2.00%, 08/01/50	307	250,842
2.00%, 10/01/50	26	21,238
2.00%, 12/01/51	24	19,799
2.00%, 02/01/52	27	21,762
2.00%, 03/01/52	480	391,796
2.00%, 03/13/53(e)	69	56,191
2.50%, 03/16/38(e)	125	113,984
2.50%, 09/01/51	176	149,237
2.50%, 11/01/51	45	38,033
2.50%, 01/01/52	185	157,322
2.50%, 03/13/53(e)	175	148,224
3.00%, 03/16/38(e)	75	69,929
3.00%, 03/13/53(e)	350	307,815
3.50%, 03/16/38(e)	25	23,828
3.50%, 03/13/53(e)	250	227,559

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/01/52	$27	$25,588
4.00%, 03/13/53(e)	222	208,368
4.50%, 03/13/53(e)	125	120,430
5.00%, 03/13/53(e)	75	73,723
5.50%, 03/13/53(e)	50	49,914

		3,661,149

U.S. Government Obligations — 21.1%
U.S. Treasury Note/Bond 0.63%, 05/15/30	140	110,731
1.13%, 08/15/40	131	82,504
1.25%, 05/15/50	197	108,948
1.38%, 11/15/31	171	139,198
1.38%, 11/15/40	214	140,613
1.38%, 08/15/50	306	175,400
1.63%, 11/15/50	287	175,844
1.75%, 08/15/41	233	161,462
1.88%, 02/15/32	262	221,953
1.88%, 02/15/41	219	156,525
1.88%, 02/15/51	128	83,570
1.88%, 11/15/51	138	89,754
2.25%, 08/15/46	64	46,178
2.50%, 02/15/45	214	163,484
2.50%, 02/15/46	113	85,876
2.50%, 05/15/46	38	28,876
2.75%, 08/15/32	246	223,552
2.88%, 08/15/45	32	26,098
4.00%, 11/15/42	172	169,554
4.13%, 11/15/32	115	116,833
5.38%, 02/15/31	50	54,672
6.25%, 05/15/30	75	85,245

		2,646,870

Total U.S. Government & Agency Obligations — 50.2% (Cost: $6,997,382)		6,308,019

Total Long-Term Investments — 102.3% (Cost: $13,734,312)		12,849,397

Short-Term Securities

Money Market Funds — 18.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(f)(g)	2,171	2,172,145
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(f)(g)(h)	127	126,506

Total Short-Term Securities — 18.3% (Cost: $2,297,441)		2,298,651

Total Investments Before TBA Sales Commitments — 120.6% (Cost: $16,031,753)		15,148,048

TBA Sales Commitments(e)

Mortgage-Backed Securities — (3.5)%
Government National Mortgage Association 2.50%, 03/21/53	(125)	(108,086)
3.00%, 03/21/53	(50)	(44,630)
4.50%, 03/21/53	(50)	(48,478)
Uniform Mortgage-Backed Securities 2.00%, 03/16/38	(25)	(22,175)

32	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 03/13/53	(69)	$(56,190)
2.50%, 03/16/38	(25)	(22,797)
3.00%, 03/16/38	(25)	(23,310)
3.50%, 03/13/53	(50)	(45,512)
4.00%, 03/13/53	(75)	(70,394)

Total TBA Sales Commitments — (3.5)% (Proceeds: $(441,271))		(441,572)

Total Investments, Net of TBA Sales Commitments — 117.1% (Cost: $15,590,482)		14,706,476

Liabilities in Excess of Other Assets — (17.1)%		(2,140,837)

Net Assets — 100.0%		$12,565,639

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,283,613	$—		$(2,112,018	)(a)	$(1,160)	$1,710	$2,172,145	2,171	$68,104		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	119,800	6,706	(a)	—		—	—	126,506	127	2,954	(b)	—

						$(1,160)	$1,710	$2,298,651		$71,058		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$16,425	$—	$16,425

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,666)	$—	$—	$—	$(1,666)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$176,689
Average notional value of contracts — short	$(153,031)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2023	iShares® USD Bond Factor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$180,871	$—	$180,871
Corporate Bonds & Notes	—	6,360,507	—	6,360,507
U.S. Government & Agency Obligations	—	6,308,019	—	6,308,019
Short-Term Securities
Money Market Funds	2,298,651	—	—	2,298,651
Liabilities
Investments
TBA Sales Commitments	—	(441,572)	—	(441,572)

	$2,298,651	$12,407,825	$—	$14,706,476

See notes to financial statements.

34	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2023

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF	iShares USD Bond Factor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$129,196,594	$230,940,279	$12,849,397
Investments, at value — affiliated(c)	25,729,304	15,161,282	2,298,651
Cash	28,420	6,633	166
Foreign currency, at value	264	—	—
Receivables:
Investments sold	4,097,396	17,377,247	900,421
Securities lending income — affiliated	17,299	2,292	35
TBA sales commitments	—	—	441,271
Dividends — affiliated	3,639	5,188	8,350
Interest — unaffiliated	2,456,995	2,938,797	89,340

Total assets	161,529,911	266,431,718	16,587,631

LIABILITIES
Collateral on securities loaned, at value	24,447,719	13,115,421	26,506
TBA sales commitments, at value(d)	—	—	441,572
Payables:
Investments purchased	2,432,604	17,824,802	3,552,317
Investment advisory fees	34,349	31,692	1,597

Total liabilities	26,914,672	30,971,915	4,021,992

NET ASSETS	$134,615,239	$235,459,803	$12,565,639

NET ASSETS CONSIST OF
Paid-in capital	$154,784,089	$263,009,603	$15,600,945
Accumulated loss	(20,168,850)	(27,549,800)	(3,035,306)

NET ASSETS	$134,615,239	$235,459,803	$12,565,639

NET ASSETVALUE
Shares outstanding	3,050,000	5,400,000	150,000

Net asset value	$44.14	$43.60	$83.77

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$137,722,085	$246,494,239	$13,734,312
(b) Securities loaned, at value	$23,112,529	$12,422,330	$25,406
(c) Investments, at cost — affiliated	$25,715,072	$15,156,235	$2,297,441
(d) Proceeds from TBA sales commitments	$—	$—	$441,271

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Operations

Year Ended February 28, 2023

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF	iShares USD Bond Factor ETF

INVESTMENT INCOME
Dividends — affiliated	$26,652	$33,449	$70,251
Interest — unaffiliated	7,600,266	6,721,645	455,675
Securities lending income — affiliated — net	176,901	17,132	807
Other income — unaffiliated	2,750	—	15

Total investment income	7,806,569	6,772,226	526,748

EXPENSES
Investment advisory	437,996	306,093	29,747

Total expenses	437,996	306,093	29,747

Less:
Investment advisory fees waived	—	—	(2,797)

Total expenses after fees waived	437,996	306,093	26,950

Net investment income	7,368,573	6,466,133	499,798

REALIZED AND UNREALIZED GAIN (LOSS)
Investments — unaffiliated	(9,247,043)	(12,729,129)	(2,000,359)
Investments — affiliated	(6,135)	85	(1,160)
Capital gain distributions from underlying funds — affiliated	—	1	—
Futures contracts	—	—	16,425
In-kind redemptions — unaffiliated(a)	(2,382,919)	—	(170,593)

	(11,636,097)	(12,729,043)	(2,155,687)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(3,727,902)	(10,151,019)	(289,726)
Investments — affiliated	14,068	3,666	1,710
Foreign currency translations	22	—	—
Futures contracts	—	—	(1,666)

	(3,713,812)	(10,147,353)	(289,682)

Net realized and unrealized loss	(15,349,909)	(22,876,396)	(2,445,369)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,981,336)	$(16,410,263)	$(1,945,571)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

36	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares High Yield Bond Factor ETF		iShares Investment Grade Bond Factor ETF
	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,368,573	$6,440,998	$6,466,133	$4,164,030
Net realized gain (loss)	(11,636,097)	175,032	(12,729,043)	3,262,702
Net change in unrealized appreciation (depreciation)	(3,713,812)	(7,647,697)	(10,147,353)	(13,764,688)

Net decrease in net assets resulting from operations	(7,981,336)	(1,031,667)	(16,410,263)	(6,337,956)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,711,884)	(6,648,731)	(6,064,177)	(6,167,210)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(24,604,285)	103,052,577	95,924,836	16,135,433

NET ASSETS
Total increase (decrease) in net assets	(40,297,505)	95,372,179	73,450,396	3,630,267
Beginning of year	174,912,744	79,540,565	162,009,407	158,379,140

End of year	$134,615,239	$174,912,744	$235,459,803	$162,009,407

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets  (continued)

	iShares USD Bond Factor ETF
	Year Ended 02/28/23	Period From 10/12/21 to 02/28/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$499,798	$107,373
Net realized loss	(2,155,687)	(210,370)
Net change in unrealized appreciation (depreciation)	(289,682)	(594,324)

Net decrease in net assets resulting from operations	(1,945,571)	(697,321)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(482,791)	(87,083)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,233,961)	20,012,366

NET ASSETS
Total increase (decrease) in net assets	(6,662,323)	19,227,962
Beginning of period	19,227,962	—

End of period	$12,565,639	$19,227,962

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares High Yield Bond Factor ETF
	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$49.27	$51.32	$49.43	$49.03	$49.99

Net investment income(a)	2.66	2.23	2.90	2.88	2.92
Net realized and unrealized gain (loss)(b)	(5.00)	(1.90)	1.97	0.39	(0.98)

Net increase (decrease) from investment operations	(2.34)	0.33	4.87	3.27	1.94

Distributions from net investment income(c)	(2.79)	(2.38)	(2.98)	(2.87)	(2.90)

Net asset value, end of year	$44.14	$49.27	$51.32	$49.43	$49.03

Total Return(d)
Based on net asset value	(4.73)%	0.63%	10.38%	6.78%	4.08%

Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	5.89%	4.37%	5.97%	5.77%	5.99%

Supplemental Data
Net assets, end of year (000)	$134,615	$174,913	$79,541	$39,545	$17,162

Portfolio turnover rate(f)	60%	67%	67%	46%	59%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Investment Grade Bond Factor ETF
	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of year	$49.85	$53.69	$53.44	$48.32	$48.85

Net investment income(a)	1.70	1.36	1.56	1.88	1.88
Net realized and unrealized gain (loss)(b)	(6.35)	(3.19)	0.76	6.14	(0.69)

Net increase (decrease) from investment operations	(4.65)	(1.83)	2.32	8.02	1.19

Distributions(c)
From net investment income	(1.59)	(1.39)	(1.59)	(1.85)	(1.72)
From net realized gain	(0.01)	(0.62)	(0.48)	(1.05)	—

Total distributions	(1.60)	(2.01)	(2.07)	(2.90)	(1.72)

Net asset value, end of year	$43.60	$49.85	$53.69	$53.44	$48.32

Total Return(d)
Based on net asset value	(9.35)%	(3.57)%	4.41%	16.96%	2.54%

Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	3.80%	2.57%	2.90%	3.67%	3.95%

Supplemental Data
Net assets, end of year (000)	$235,460	$162,009	$158,379	$93,520	$96,648

Portfolio turnover rate(f)	87%	59%	46%	75%	63%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares USD Bond Factor ETF
	Year Ended 02/28/23	Period From 10/12/21 to 02/28/22	(a)

Net asset value, beginning of period	$96.14	$100.00

Net investment income(b)	2.62	0.54
Net realized and unrealized loss(c)	(12.51)	(3.96)

Net decrease from investment operations	(9.89)	(3.42)

Distributions from net investment income(d)	(2.48)	(0.44)

Net asset value, end of period	$83.77	$96.14

Total Return(e)
Based on net asset value	(10.34)%	(3.43	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18%	0.18	%(h)

Total expenses after fees waived	0.16%	0.16	%(h)

Net investment income	3.02%	1.43	%(h)

Supplemental Data
Net assets, end of period (000)	$12,566	$19,228

Portfolio turnover rate(i)(j)	519%	243%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

High Yield Bond Factor	Diversified
Investment Grade Bond Factor	Diversified
USD Bond Factor	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not

42	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (continued)

will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

44	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

High Yield Bond Factor
Barclays Bank PLC	$2,925,045	$(2,925,045)	$—		$—
BofA Securities, Inc.	1,330,536	(1,330,536)	—		—
Citadel Clearing LLC.	409,207	(409,207)	—		—
Citigroup Global Markets, Inc.	671,725	(671,725)	—		—
Credit Suisse Securities (USA) LLC.	61,983	(61,983)	—		—
Goldman Sachs & Co. LLC.	4,803,274	(4,803,274)	—		—
J.P. Morgan Securities LLC.	8,952,111	(8,952,111)	—		—
Jefferies LLC.	210,227	(210,227)	—		—
Morgan Stanley	1,264,543	(1,264,543)	—		—
Pershing LLC.	488,437	(488,437)	—		—
Scotia Capital (USA), Inc.	825,811	(825,811)	—		—
State Street Bank & Trust Co.	1,169,630	(1,169,630)	—		—

	$23,112,529	$(23,112,529)	$—		$—

Investment Grade Bond Factor
Barclays Bank PLC	$3,227,601	$(3,227,601)	$—		$—
BMO Capital Markets Corp.	928	(928)	—		—
BNP Paribas SA	805,122	(805,122)	—		—
BofA Securities, Inc.	1,448,634	(1,448,634)	—		—
Citigroup Global Markets, Inc.	1,030,681	(1,030,681)	—		—
Credit Suisse Securities (USA) LLC.	150,009	(150,009)	—		—
J.P. Morgan Securities LLC.	1,827,446	(1,827,446)	—		—
Morgan Stanley	1,591,339	(1,591,339)	—		—
Pershing LLC.	1,116,512	(1,116,512)	—		—
Scotia Capital (USA), Inc.	159,535	(159,535)	—		—
State Street Bank & Trust Co.	617,773	(617,773)	—		—
Wells Fargo Bank N.A.	364,611	(364,611)	—		—
Wells Fargo Securities LLC.	82,139	(82,139)	—		—

	$12,422,330	$(12,422,330)	$—		$—

USD Bond Factor
Barclays Capital, Inc.	$5,246	$(5,246)	$—		$—
BNP Paribas SA	105	(105)	—		—
BofA Securities, Inc.	1,881	(1,881)	—		—
Goldman Sachs & Co. LLC.	16,181	(16,181)	—		—
J.P. Morgan Securities LLC.	1,993	(1,993)	—		—

	$25,406	$(25,406)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (continued)

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
High Yield Bond Factor	0.35%
Investment Grade Bond Factor	0.18
USD Bond Factor	0.18

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares USD Bond Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
USD Bond Factor	$2,797

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, creates, sponsors and publishes the underlying index for each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

46	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
High Yield Bond Factor	$46,114
Investment Grade Bond Factor	6,051
USD Bond Factor	213

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
High Yield Bond Factor	$363,020	$2,973,596	$(250,092)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended February 28, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

High Yield Bond Factor	$—	$—	$74,213,350	$74,141,923
Investment Grade Bond Factor	—	—	152,493,939	149,355,165
USD Bond Factor	62,019,114	62,891,282	21,602,728	21,913,126

For the year ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
High Yield Bond Factor	$30,168,855	$53,992,609
Investment Grade Bond Factor	94,295,995	—
USD Bond Factor	—	2,822,126

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
High Yield Bond Factor	$(2,403,493)	$2,403,493
USD Bond Factor	(177,460)	177,460

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/23	Year Ended 02/28/22

High Yield Bond Factor
Ordinary income	$7,711,884	$6,648,731

Investment Grade Bond Factor
Ordinary income	$6,024,813	$4,221,486
Long-term capital gains	39,364	1,945,724

	$6,064,177	$6,167,210

iShares ETF	Year Ended 02/28/23	Period Ended 02/28/22

USD Bond Factor
Ordinary income	$482,791	$87,083

As of February 28, 2023, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
High Yield Bond Factor	$779,918	$(11,986,708)	$(8,962,060)	$(20,168,850)
Investment Grade Bond Factor	873,342	(12,519,533)	(15,903,609)	(27,549,800)
USD Bond Factor	44,994	(1,966,331)	(1,113,969)	(3,035,306)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Bond Factor	$163,887,980	$1,479,773	$(10,441,855)	$(8,962,082)
Investment Grade Bond Factor	262,005,170	741,956	(16,645,565)	(15,903,609)
USD Bond Factor	16,271,427	12,307	(1,135,987)	(1,123,680)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

48	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements  (continued)

Minimum Shareholder Risk: USD Bond Factor may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange, such as minimum shareholder requirements. If the Fund were required to delist, the Fund’s value may rapidly decline and performance may be negatively impacted. Any resulting liquidation of the Fund could result in increased transaction costs and negative tax consequences for its shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/23		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

High Yield Bond Factor
Shares sold	700,000	$31,145,415	2,100,000	$108,042,192
Shares redeemed	(1,200,000)	(55,749,700)	(100,000)	(4,989,615)

	(500,000)	$(24,604,285)	2,000,000	$103,052,577

Investment Grade Bond Factor
Shares sold	2,150,000	$95,924,836	800,000	$42,704,808
Shares redeemed	—	—	(500,000)	(26,569,375)

	2,150,000	$95,924,836	300,000	$16,135,433

	Year Ended 02/28/23		Period Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

USD Bond Factor
Shares sold	—	$—	200,000	$20,012,366
Shares redeemed	(50,000)	(4,233,961)	—	—
	(50,000)	$(4,233,961)	200,000	$20,012,366

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

50	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the three funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

iShares High Yield Bond Factor ETF(1) iShares Investment Grade Bond Factor ETF(1) iShares USD Bond Factor ETF(2)

(1) Statements of operations for the year ended February 28, 2023 and statements of changes in net assets for each of the two years in the period ended February 28, 2023.

(2) Statement of operations for the year ended February 28, 2023, and statements of changes in net assets for the year ended February 28, 2023 and the period October 12, 2021 (commencement of operations) to February 28, 2022.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 20, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	51

Important Tax Information  (unaudited)

The Fund hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended February 28, 2023:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
Investment Grade Bond Factor	$39,364

The Fund hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2023:

iShares ETF	Federal Obligation Interest
High Yield Bond Factor	$3,899
Investment Grade Bond Factor	4,842
USD Bond Factor	78,747

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2023:

iShares ETF	Interest Dividends
High Yield Bond Factor	$7,559,995
Investment Grade Bond Factor	6,090,452
USD Bond Factor	498,249

The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2023:

iShares ETF	Interest-Related Dividends
High Yield Bond Factor	$5,171,765
Investment Grade Bond Factor	5,323,803
USD Bond Factor	457,941

52	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares High Yield Bond Factor ETF, iShares Investment Grade Bond Factor ETF and iShares USD Bond Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	53

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
High Yield Bond Factor	$2.785441	$—	$—	$2.785441	100%	—%	—%	100%
Investment Grade Bond Factor	1.587567	0.009155	—	1.596722	99	1	—	100
USD Bond Factor	2.479587	—	—	2.479587	100	—	—	100

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

54	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fundis included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 377 funds as of February 28, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (66)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (67)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (68)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	55

Trustee and Officer Information  (unaudited)  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State Investment Funds Committee (since 2022).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

56	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited)  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary. Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	57

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

58	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	59

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-208-0223

FEBRUARY 28, 2023

2023 Annual Report

iShares Trust

•  iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ

•  iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca

•  iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. investment-grade bonds lost ground during the 12 months ended February 28, 2023 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned -9.72% in this interval.

The poor return for the fixed-income market reflected the backdrop of elevated inflation and rising short-term interest rates. Consumer price inflation—which began to rise in late 2021—took another leg higher following Russia’s invasion of Ukraine in early 2022, with year-over-year increases of over 8% in each month from March to September. While inflation showed signs of cooling in late 2022, it nonetheless remained in a range of 6.0% to 7.1% over the final four months of the period – well above the U.S. Federal Reserve’s (Fed’s) stated target of 2%.

The Fed responded to rising inflation by winding down its stimulative quantitative easing program and beginning to raise interest rates aggressively. The Fed boosted short-term rates eight times over the course of the 12-month period, moving the benchmark fed funds rate from a range of 0.0% - 0.25% to 4.50% - 4.75%. This represented the fastest increase in such a short span of time in decades. In addition, the Fed’s communications repeatedly stated the central bank’s intent to remain steadfast in its commitment to fighting inflation. This approach quashed periodic hopes for a pivot toward a less restrictive policy, and it prompted investors to ratchet up their expectations for the likely “terminal rate;” in other words, the level at which the Fed could stop raising rates.

These circumstances created significant headwinds for the fixed-income market. The yield on the two-year U.S. Treasury note rose from 1.43% to 4.82% (as its price fell) over the course of the year, while the 10-year yield climbed from 1.83% to 3.92%. As a result of these moves, the yield curve reached its highest level of inversion (in other words, the extent to which short-term rates exceed longer-term rates) since 1981. Typically, an inverted yield curve is seen as a precursor to a recession.

Investment-grade corporate bonds underperformed Treasuries by a modest margin. Investors’ reduced appetite for risk contributed to an increase in yield spreads versus government issues over the first eight months of the period, as did concerns that the combination of rising inflation and slowing economic growth would crimp both profit margins and earnings. Corporates experienced improving relative performance from November onward, however, offsetting most of the category’s previous shortfall.

Securitized assets—a category that encompasses mortgage-backed securities (MBS), asset backed securities (ABS) and commercial mortgage-backed securities (CMBS)—outperformed both Treasuries and corporates. MBS were the weakest performer of the three as the Fed’s decision to end its quantitative easing policy reduced a key source of demand. ABS, while losing ground in absolute terms, held up reasonably well due to their shorter average maturities and the continued strength of the U.S. consumer sector. CMBS also outpaced the broader fixed-income market.

4	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds having remaining maturities between one and five years and issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(3.58)%	1.42%	1.17%	(3.58)%	7.29%	6.78%
Fund Market	(3.63)	1.36	1.18	(3.63)	6.98	6.82
Index	(3.51)	1.63	1.40	(3.51)	8.40	8.18

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,000.00	$ 0.60		$ 1,000.00	$ 1,024.20	$ 0.60		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023 (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Portfolio Management Commentary

Returns for shorter-maturity investment-grade bonds were well into negative territory during the reporting period, in keeping with the weak showing for the bond market as a whole. Historically high inflation spurred the U.S. Federal Reserve to sharply raise the target range for its benchmark fed funds rate from 0%-0.25% to 4.5%-4.75% via a series of rate hikes beginning in March, far exceeding expectations for policy tightening going into the period. As a result, recession fears increased and the U.S. Treasury yield curve became inverted. Russia’s late-February invasion of Ukraine led to a spike in prices early in the period for a variety of commodities ranging from wheat to oil to metals essential to the manufacture of computer chips. While commodity prices eased as the period progressed, inflation was more persistent in the services sector as the labor market remained robust with unemployment dropping to 50 year lows and job openings hovering at record levels. Inflows to the fixed income space increased as the period progressed, driven by significantly more attractive yields.

The Bloomberg MSCI US 1-5 Year Corporate ESG Focus Index (“the Index”) slightly underperformed the broader market, as represented by the Bloomberg US Corporate 1-5 Year Index. Within the Index, performance was most negative for longer maturity, more interest rate sensitive bonds. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	1.8%
Aa	3.2
A	48.8
Baa	44.6
Ba	0.6
Not Rated	1.0

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

1-2 Years	18.3%
2-3 Years	31.3
3-4 Years	24.9
4-5 Years	19.7
5-6 Years	4.8
6-7 Years	0.4
8-9 Years	0.2
21-22 Years	0.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF

Investment Objective

The iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while seeking to exhibit risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market, as represented by the Bloomberg MSCI US Aggregate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(9.81)%	0.58%	(9.81)%	2.57%
Fund Market	(9.85)	0.59	(9.85)	2.60
Index	(9.74)	0.70	(9.74)	3.07

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was October 18, 2018. The first day of secondary market trading was October 23, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 978.20	$ 0.44		$ 1,000.00	$ 1,024.30	$ 0.45		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023 (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF

Portfolio Management Commentary

Returns for investment-grade bonds were well into negative territory during the reporting period, in keeping with the weak showing for the bond marketasawhole. Historically high inflation spurred the U.S. Federal Reserve to sharply raise the target range for its benchmark fed funds rate from 0%-0.25% to 4.5%-4.75% via a series of rate hikes beginning in March, far exceeding expectations for policy tightening going into the period. As a result, recession fears increased and the U.S. Treasury yield curve became inverted. Russia’s late-February invasion of Ukraine led to a spike in prices early in the period for a variety of commodities ranging from wheat to oil to metals essential to the manufacture of computer chips. While commodity prices eased as the period progressed, inflation was more persistent in the services sector as the labor market remained robust with unemployment dropping to 50 year lows and job openings hovering at record levels. Inflows to the fixed income space increased as the period progressed, driven by significantly more attractive yields.

The Bloomberg MSCI US Aggregate ESG Focus Index (“the Index”) performed essentially in line with the broader market as represented by the Bloomberg U.S. Aggregate Index. Within the Index, performance was most negative for more interest rate-sensitive longer maturity bonds. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	55.1%
Aa	9.3
A	13.6
Baa	13.6
Ba	0.5
Not Rated	7.9

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	69.8%
Corporate Bonds & Notes	25.9
Foreign Government Obligations	3.4
Collaterized Mortgage Obligations	0.9
Asset-Backed Securities	0.3
Municipal Debt Obligations	—	(b)
TBA Sales Commitments	(0.3)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

8	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg MSCI US Corporate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(10.71)%	0.94%	0.81%	(10.71)%	4.77%	4.65%
Fund Market	(10.80)	0.86	0.80	(10.80)	4.36	4.62
Index	(10.43)	1.24	1.11	(10.43)	6.33	6.43

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 987.40	$ 0.89		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2023 (continued)	iShares® ESG Aware USD Corporate Bond ETF

Portfolio Management Commentary

Returns for investment-grade corporate bonds were well into negative territory during the reporting period, in keeping with the weak showing for the bond market as a whole. Historically high inflation spurred the U.S. Federal Reserve to sharply raise the target range for its benchmark fed funds rate from 0%-0.25% to 4.5%-4.75% via a series of rate hikes beginning in March, far exceeding expectations for policy tightening going into the period. As a result, recession fears increased and the U.S. Treasury yield curve became inverted. Russia’s late-February invasion of Ukraine led to a spike in prices early in the period for a variety of commodities ranging from wheat to oil to metals essential to the manufacture of computer chips. While commodity prices eased as the period progressed, inflation was more persistent in the services sector as the labor market remained robust with unemployment dropping to 50-year lows and job openings hovering at record levels. Inflows to the fixed income space increased as the period progressed, driven by significantly more attractive yields.

The Bloomberg MSCI US Corporate ESG Focus Index (“the Index”) underperformed the broader market, as represented by the Bloomberg US Corporate Index. Within the Index, performance was most negative for longer maturity, more interest rate-sensitive bonds. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.1%
Aa	4.3
A	42.3
Baa	49.1
Ba	1.3
Not Rated	0.9

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	0.2%
1-5 Years	36.2
5-10 Years	26.5
10-15 Years	7.5
15-20 Years	6.4
More than 20 Years	23.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E OF E X P E N S E S	11

Schedule of Investments February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
WPP Finance 2010, 3.75%, 09/19/24	$2,300	$2,229,091

Aerospace & Defense — 0.2%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	1,005	947,193
4.95%, 08/15/25 (Call 05/15/25)	10	9,742
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	813	785,683
3.85%, 12/15/26 (Call 09/15/26)	75	71,541
3.95%, 05/28/24 (Call 02/28/24)	85	83,270
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	15	13,808
3.13%, 05/04/27 (Call 02/04/27)	15	13,903
3.50%, 03/15/27 (Call 12/15/26)	65	61,515
3.95%, 08/16/25 (Call 06/16/25)	68	66,060

		2,052,715

Agriculture — 0.9%
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	35	32,224
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,961	4,524,630
3.25%, 08/15/26 (Call 05/15/26)	3,080	2,868,250
3.75%, 09/25/27 (Call 06/25/27)	250	234,953

		7,660,057

Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	20	19,715
5.25%, 05/04/25 (Call 04/04/25)	655	652,151

		671,866

Apparel — 0.4%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	388	370,241
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,097	1,071,187
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	383	368,994
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	20	18,887
4.25%, 04/01/25 (Call 01/01/25)	70	68,291
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	760	712,021
2.80%, 04/23/27 (Call 02/23/27)	960	869,856

		3,479,477

Auto Manufacturers — 1.8%
American Honda Finance Corp.
1.00%, 09/10/25	270	243,694
1.20%, 07/08/25	299	272,586
1.30%, 09/09/26	120	105,440
2.15%, 09/10/24	1,012	965,721
2.30%, 09/09/26	165	150,394
2.35%, 01/08/27(a)	110	100,137
2.40%, 06/27/24	426	410,119
4.70%, 01/12/28	2,115	2,085,475
4.75%, 01/12/26	60	59,509
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	2,700	2,437,020
General Motors Co., 4.00%, 04/01/25(a)	610	591,602
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	95	82,948
2.35%, 02/26/27 (Call 01/26/27)	975	861,842
2.70%, 08/20/27 (Call 06/20/27)	65	57,275
2.75%, 06/20/25 (Call 05/20/25)	165	154,796

Security	Par (000)	Value

Auto Manufacturers (continued)
2.90%, 02/26/25 (Call 01/26/25)	$1,007	$953,911
4.00%, 01/15/25 (Call 10/15/24)	285	276,385
4.00%, 10/06/26 (Call 07/06/26)	75	71,120
4.30%, 07/13/25 (Call 04/13/25)	97	94,177
4.35%, 04/09/25 (Call 02/09/25)	1,152	1,118,742
4.35%, 01/17/27 (Call 10/17/26)	115	109,863
5.00%, 04/09/27 (Call 03/09/27)	1,230	1,199,422
6.00%, 01/09/28 (Call 12/09/27)	450	452,862
Honda Motor Co. Ltd., 2.53%, 03/10/27 (Call 02/10/27)(a)	10	9,184
PACCAR Financial Corp.
1.80%, 02/06/25	30	28,166
2.15%, 08/15/24	80	76,494
Toyota Motor Corp., 2.36%, 07/02/24	100	96,213
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	560	476,431
1.80%, 02/13/25	318	298,176
1.90%, 01/13/27	170	151,929
2.00%, 10/07/24	27	25,695
2.90%, 04/17/24	138	134,427
3.00%, 04/01/25	693	663,250
3.05%, 03/22/27	185	172,189
3.20%, 01/11/27	165	155,018
3.40%, 04/14/25(a)	167	161,132
4.55%, 09/20/27	945	929,890

		16,233,234

Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 03/31/23)	150	141,368
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	690	619,523
3.38%, 03/15/25 (Call 12/15/24)	329	315,426
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	40	37,364
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	736	718,417

		1,832,098

Banks — 34.2%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	7,843	7,026,701
6.13%, 09/14/28 (Call 09/14/27), (1 year CMT + 2.700%)(a)(b)	740	749,028
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1 year CMT + 0.900%)(b)	315	271,687
1.85%, 03/25/26	1,612	1,431,537
2.71%, 06/27/24	170	163,812
2.75%, 05/28/25	395	370,739
3.80%, 02/23/28	400	367,008
4.18%, 03/24/28 (Call 03/24/27), (1 year CMT + 2.000%)(b)	1,195	1,116,034
4.25%, 04/11/27	1,165	1,104,606
5.18%, 11/19/25	472	465,279
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (1 day SOFR + 0.690%)(b)	65	61,447
0.98%, 09/25/25 (Call 09/25/24), (1 day SOFR + 0.910%)(b)	515	477,874
1.20%, 10/24/26 (Call 10/24/25), (1 day SOFR + 1.010%)(a)(b)	160	142,520
1.32%, 06/19/26 (Call 06/19/25), (1 day SOFR + 1.150%)(b)	610	553,246

12	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.53%, 12/06/25 (Call 12/06/24), (1 day SOFR + 0.650%)(b)	$5	$4,645
1.73%, 07/22/27 (Call 07/22/26), (1 day SOFR + 0.960%)(b)	2,486	2,190,390
1.84%, 02/04/25 (Call 02/04/24), (1 day SOFR + 0.670%)(b)	10	9,639
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	4,550	4,238,780
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	915	868,225
2.55%, 02/04/28 (Call 02/04/27), (1 day SOFR + 1.050%)(b)	685	612,609
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	433	415,806
3.25%, 10/21/27 (Call 10/21/26)	25	23,032
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	662	633,620
3.38%, 04/02/26 (Call 04/02/25), (1 day SOFR + 1.330%)(b)	300	286,965
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	1,870	1,706,768
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	1,131	1,105,462
3.50%, 04/19/26(a)	124	118,440
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	395	371,308
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	1,070	987,845
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	2,300	2,140,173
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	1,830	1,720,127
3.84%, 04/25/25 (Call 04/27/24), (1 day SOFR + 1.110%)(b)	35	34,274
3.88%, 08/01/25	66	64,090
4.00%, 04/01/24	101	99,511
4.00%, 01/22/25	274	266,983
4.20%, 08/26/24	654	641,613
4.25%, 10/22/26	130	124,935
4.38%, 04/27/28 (Call 04/27/27), (1 day SOFR + 1.580%)(b)	1,485	1,419,333
4.45%, 03/03/26	370	359,847
4.83%, 07/22/26 (Call 07/22/25), (1 day SOFR + 1.750%)(b)	35	34,442
4.95%, 07/22/28 (Call 07/22/27), (1 day SOFR + 2.040%)(b)	1,055	1,032,212
5.08%, 01/20/27 (Call 01/20/26)	500	494,490
Series L, 3.95%, 04/21/25	882	855,319
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,360	1,295,985
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1 day SOFR + 0.910%)(b)	998	889,388
Bank of Montreal
0.63%, 07/09/24	250	234,565
0.95%, 01/22/27 (Call 01/22/26), (1 day SOFR + 0.603%)(b)	2,535	2,232,296
1.25%, 09/15/26	1,800	1,571,796
1.50%, 01/10/25	255	237,609
1.85%, 05/01/25(a)	257	238,997
2.50%, 06/28/24	1,467	1,411,650
2.65%, 03/08/27(a)	60	54,700

Security	Par (000)	Value

Banks (continued)
3.70%, 06/07/25(a)	$110	$106,359
4.34%, 10/05/28 (Call 10/05/23), (5 year USD Swap + 1.280%)(b)	595	586,610
5.20%, 02/01/28 (Call 01/01/28)	1,470	1,463,223
Series H, 4.70%, 09/14/27 (Call 08/14/27)	45	44,020
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	165	146,319
1.05%, 10/15/26 (Call 09/15/26)	75	65,180
1.60%, 04/24/25 (Call 03/24/25)	2,010	1,863,049
2.05%, 01/26/27 (Call 12/26/26)	195	174,909
2.10%, 10/24/24	678	645,273
2.45%, 08/17/26 (Call 05/17/26)	10	9,175
2.80%, 05/04/26 (Call 02/04/26)(a)	140	130,689
3.25%, 09/11/24 (Call 08/11/24)(a)	596	578,513
3.40%, 05/15/24 (Call 04/15/24)	438	428,460
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)	45	42,312
3.95%, 11/18/25 (Call 10/18/25)	110	106,704
3.99%, 06/13/28 (Call 06/13/27), (1 day SOFR + 1.151%)(b)	70	67,079
4.54%, 02/01/29 (Call 02/01/28)	500	485,535
5.80%, 10/25/28 (Call 10/25/27), (1 day SOFR + 1.802%)(b)	150	153,651
Series G, 3.00%, 02/24/25 (Call 01/24/25)	265	254,167
Bank of Nova Scotia (The)
0.65%, 07/31/24	275	257,273
0.70%, 04/15/24	222	210,642
1.05%, 03/02/26	8,095	7,133,071
1.30%, 06/11/25(a)	1,761	1,608,357
1.30%, 09/15/26	4,225	3,675,877
1.35%, 06/24/26	1,935	1,704,232
1.45%, 01/10/25	55	51,225
1.95%, 02/02/27	120	106,850
2.20%, 02/03/25	3,814	3,595,648
2.44%, 03/11/24	705	684,668
2.70%, 08/03/26	1,260	1,156,277
2.95%, 03/11/27	220	201,984
3.45%, 04/11/25	70	67,304
4.50%, 12/16/25	50	48,467
4.75%, 02/02/26	800	786,976
5.25%, 12/06/24	190	189,536
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3 mo. SOFR + 2.090%)(b)	320	273,613
Barclays Bank PLC, 3.75%, 05/15/24	157	153,568
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1 year CMT + 1.050%)(b)	2,425	2,134,873
2.85%, 05/07/26 (Call 05/07/25), (1 day SOFR + 2.714%)(b)	805	754,116
3.65%, 03/16/25	340	326,434
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(b)	1,755	1,708,843
4.38%, 09/11/24	200	195,100
4.38%, 01/12/26(a)	1,515	1,464,141
5.20%, 05/12/26	1,030	1,002,756
5.30%, 08/09/26 (Call 08/09/25), (1 year CMT + 2.300%)(b)	50	49,034
7.39%, 11/02/28 (Call 11/02/27), (1 year CMT + 3.300%)(b)	335	352,256
BNP Paribas SA, 4.25%, 10/15/24	1,015	991,564
BPCE SA
3.38%, 12/02/26	125	116,548

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 04/15/24	$990	$974,398
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(b)	175	167,578
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	775	693,927
1.00%, 10/18/24	25	23,293
1.25%, 06/22/26 (Call 05/22/26)	240	210,775
2.25%, 01/28/25	1,963	1,853,916
3.10%, 04/02/24	2,143	2,090,111
3.30%, 04/07/25	230	220,499
3.45%, 04/07/27	130	121,818
3.95%, 08/04/25	270	261,533
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1 day SOFR + 0.669%)(b)	260	245,619
1.12%, 01/28/27 (Call 01/28/26), (1 day SOFR + 0.765%)(b)	3,230	2,866,367
1.28%, 11/03/25 (Call 11/03/24), (1 day SOFR + 0.528%)(b)	102	94,690
1.46%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(b)	1,465	1,280,586
2.01%, 01/25/26 (Call 01/25/25), (1 day SOFR + 0.694%)(b)	5	4,666
3.07%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.280%)(b)	1,630	1,480,610
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(b)	1,567	1,487,835
3.20%, 10/21/26 (Call 07/21/26)	80	74,433
3.29%, 03/17/26 (Call 03/17/25), (1 day SOFR + 1.528%)(b)	75	71,537
3.30%, 04/27/25	568	543,780
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	911	886,512
3.40%, 05/01/26(a)	165	155,826
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	855	783,419
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)	40	37,051
3.70%, 01/12/26	2,095	2,010,152
3.75%, 06/16/24	241	236,096
3.88%, 03/26/25	285	275,735
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	1,355	1,274,581
4.00%, 08/05/24	149	146,521
4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(b)	20	19,638
4.30%, 11/20/26	50	47,931
4.40%, 06/10/25	1,068	1,044,899
4.45%, 09/29/27	1,110	1,060,849
4.60%, 03/09/26	170	165,546
4.66%, 05/24/28 (Call 05/24/27), (1 day SOFR + 1.887%)(b)	685	662,970
5.50%, 09/13/25	582	584,753
Citizens Bank NA, 2.25%, 04/28/25 (Call 03/28/25)	250	233,478
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/25/26)	7	6,485
Comerica Bank
2.50%, 07/23/24	864	828,101
4.00%, 07/27/25	290	279,116
Cooperatieve Rabobank UA, 4.38%, 08/04/25	250	242,398

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	$30	$28,831
Credit Suisse AG/New York NY
2.95%, 04/09/25	240	218,652
3.63%, 09/09/24	500	472,380
3.70%, 02/21/25	2,000	1,866,640
5.00%, 07/09/27	1,000	916,410
7.50%, 02/15/28	600	605,436
Credit Suisse Group AG
3.75%, 03/26/25	464	425,859
4.55%, 04/17/26	670	598,638
Deutsche Bank AG
4.10%, 01/13/26	530	510,671
4.50%, 04/01/25	45	43,523
Deutsche Bank AG/London, 3.70%, 05/30/24	664	648,356
Deutsche Bank AG/New York NY
1.69%, 03/19/26	155	139,106
2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(b)	1,995	1,788,837
2.31%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(b)	710	616,997
2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(b)	1,030	896,357
3.70%, 05/30/24	471	458,603
3.96%, 11/26/25 (Call 11/26/24), (1 day SOFR + 2.581%)(b)	2,380	2,284,110
4.10%, 01/13/26	953	912,574
6.72%, 01/18/29 (Call 01/18/28), (1 day SOFR + 3.180%)(b)	185	186,939
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	304	289,107
3.45%, 07/27/26 (Call 04/27/26)	5	4,654
4.25%, 03/13/26	5	4,799
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(b)	5	4,428
4.06%, 04/25/28 (Call 04/25/27), (1 day SOFR + 1.355%)(a)(b)	50	47,619
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	357	345,401
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1 day SOFR + 0.609%)(b)	75	68,042
1.09%, 12/09/26 (Call 12/09/25), (1 day SOFR + 0.789%)(b)	220	193,673
1.43%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.798%)(b)	2,647	2,333,145
1.54%, 09/10/27 (Call 09/10/26), (1 day SOFR + 0.818%)(b)	1,525	1,324,081
1.95%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.913%)(b)	3,270	2,862,427
2.64%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.114%)(b)	1,720	1,537,542
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	2,237	2,150,473
3.50%, 01/23/25 (Call 10/23/24)	206	199,072
3.50%, 04/01/25 (Call 03/01/25)	259	249,368
3.50%, 11/16/26 (Call 11/16/25)(a)	85	79,793
3.62%, 03/15/28 (Call 03/15/27), (1 day SOFR + 1.846%)(b)	1,180	1,095,783
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	1,185	1,100,995

14	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 05/22/25 (Call 02/22/25)	$351	$339,277
3.75%, 02/25/26 (Call 11/25/25)(a)	25	23,890
3.85%, 07/08/24 (Call 04/08/24)	363	355,333
3.85%, 01/26/27 (Call 01/26/26)	115	108,892
4.25%, 10/21/25	130	125,986
4.48%, 08/23/28 (Call 08/23/27), (1 day SOFR + 1.725%)(b)	65	62,308
5.95%, 01/15/27(a)	115	117,049
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1 day SOFR + 0.708%)(a)(b)	400	376,256
1.59%, 05/24/27 (Call 05/24/26), (1 day SOFR + 1.290%)(b)	3,420	2,992,568
1.65%, 04/18/26 (Call 04/18/25), (1 day SOFR + 1.538%)(b)	960	880,195
2.10%, 06/04/26 (Call 06/04/25), (1 day SOFR + 1.929%)(b)	1,265	1,165,723
2.25%, 11/22/27 (Call 11/22/26), (1 day SOFR + 1.100%)(b)	490	431,161
2.63%, 11/07/25 (Call 11/07/24), (1 day SOFR + 1.401%)(b)	725	686,662
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	1,915	1,874,670
3.90%, 05/25/26	3,327	3,172,328
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	345	322,137
4.18%, 12/09/25 (Call 12/09/24), (1 day SOFR + 1.510%)(b)	245	238,493
4.25%, 03/14/24	280	275,786
4.25%, 08/18/25(a)	429	414,976
4.29%, 09/12/26 (Call 09/15/25), (3 mo. LIBOR US + 1.348%)(b)	1,445	1,391,492
4.30%, 03/08/26	365	352,937
4.38%, 11/23/26(a)	545	524,208
4.76%, 06/09/28 (Call 06/09/27), (1 day SOFR + 2.110%)(b)	550	527,180
7.34%, 11/03/26 (Call 11/03/25), (1 day SOFR + 3.030%)(a)(b)	390	405,928
7.39%, 11/03/28 (Call 11/03/27), (1 day SOFR + 3.350%)(b)	495	522,829
HSBC USA Inc.
3.50%, 06/23/24	220	214,372
3.75%, 05/24/24	360	352,595
Huntington Bancshares Inc., 4.44%, 08/04/28 (Call 08/04/27), (1 day SOFR + 1.970%)(b)	325	310,856
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,105	1,062,899
4.00%, 05/15/25 (Call 04/15/25)	695	675,186
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24), (1 day SOFR + 1.205%)(b)	50	49,036
4.55%, 05/17/28 (Call 05/17/27), (1 day SOFR + 1.650%)(b)	2,075	2,006,981
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.005%)(b)	2,430	2,157,354
3.55%, 04/09/24	1,292	1,263,860
3.87%, 03/28/26 (Call 03/28/25), (1 day SOFR + 1.640%)(b)	230	221,492
3.95%, 03/29/27	380	360,012

Security	Par (000)	Value

Banks (continued)
4.02%, 03/28/28 (Call 03/28/27), (1 day SOFR + 1.830%)(b)	$550	$516,741
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (1 day SOFR + 0.420%)(b)	70	66,385
0.77%, 08/09/25 (Call 08/09/24), (1 day SOFR + 0.490%)(b)	97	90,093
0.82%, 06/01/25 (Call 06/01/24), (1 day SOFR + 0.540%)(b)	60	56,288
0.97%, 06/23/25 (Call 06/23/24), (3 mo. SOFR + 0.580%)(b)	2	1,878
1.04%, 02/04/27 (Call 02/04/26), (3 mo. SOFR + 0.695%)(a)(b)	710	623,579
1.05%, 11/19/26 (Call 11/19/25), (1 day SOFR + 0.800%)(b)	240	212,606
1.47%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(b)	2,725	2,362,629
1.56%, 12/10/25 (Call 12/10/24), (1 day SOFR + 0.605%)(b)	32	29,739
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(b)	615	543,943
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(b)	2,605	2,423,770
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(b)	3,672	3,411,141
2.18%, 06/01/28 (Call 06/01/27), (1 day SOFR + 1.890%)(b)	55	48,139
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(b)	249	235,696
2.60%, 02/24/26 (Call 02/24/25), (1 day SOFR + 0.915%)(a)(b)	15	14,175
2.95%, 10/01/26 (Call 07/01/26)	5	4,652
2.95%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.170%)(b)	460	417,321
3.13%, 01/23/25 (Call 10/23/24)	239	230,343
3.20%, 06/15/26 (Call 03/15/26)(a)	110	103,579
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	40	39,039
3.30%, 04/01/26 (Call 01/01/26)	25	23,656
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(b)	145	134,405
3.63%, 05/13/24	38	37,316
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	2,135	2,006,324
3.88%, 09/10/24	6	5,854
3.90%, 07/15/25 (Call 04/15/25)	106	102,966
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	85	81,231
4.08%, 04/26/26 (Call 04/26/25), (1 day SOFR + 1.320%)(b)	115	111,766
4.13%, 12/15/26(a)	70	67,342
4.32%, 04/26/28 (Call 04/26/27), (1 day SOFR + 1.560%)(b)	3,410	3,258,460
4.85%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.990%)(b)	1,970	1,925,439
7.63%, 10/15/26	30	32,354
7.75%, 07/15/25	35	36,838
8.00%, 04/29/27	195	218,377
KeyCorp, 2.25%, 04/06/27(a)	5	4,451
Lloyds Bank PLC, 3.50%, 05/14/25	700	670,523

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1 year CMT + 0.850%)(b)	$565	$495,025
2.44%, 02/05/26 (Call 02/05/25), (1 year CMT + 1.000%)(b)	2,220	2,080,606
3.51%, 03/18/26 (Call 03/18/25), (1 year CMT + 1.600%)(b)	20	19,102
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(b)	400	363,152
3.75%, 03/18/28 (Call 03/18/27), (1 year CMT + 1.800%)(b)	35	32,429
3.87%, 07/09/25 (Call 07/09/24), (1 year CMT + 3.500%)(b)	446	434,368
3.90%, 03/12/24	740	727,346
4.45%, 05/08/25	460	448,836
4.50%, 11/04/24	372	364,259
4.58%, 12/10/25(a)	1,522	1,464,164
4.65%, 03/24/26	2,990	2,881,882
5.87%, 03/06/29 (Call 03/06/28)	400	400,280
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1 year CMT + 0.550%)(b)	55	51,362
1.41%, 07/17/25	245	222,673
1.64%, 10/13/27 (Call 10/13/26), (1 year CMT + 0.670%)(b)	55	47,755
2.19%, 02/25/25	1,500	1,405,695
2.34%, 01/19/28 (Call 01/19/27), (1 year CMT + 0.830%)(b)	620	549,698
2.80%, 07/18/24	200	192,688
3.29%, 07/25/27	525	486,502
3.41%, 03/07/24	140	137,052
3.78%, 03/02/25	138	133,992
3.85%, 03/01/26	20	19,107
4.08%, 04/19/28 (Call 04/19/27), (1 year CMT + 1.300%)(b)	960	908,467
4.79%, 07/18/25 (Call 07/18/24), (1 year CMT + 1.700%)(b)	225	222,012
5.06%, 09/12/25 (Call 09/12/24), (1 year CMT + 1.550%)(b)	235	232,617
5.35%, 09/13/28 (Call 09/13/27), (1 year CMT + 1.900%)(b)	475	471,133
5.42%, 02/22/29 (Call 02/22/28)	480	476,650
5.72%, 02/20/26 (Call 02/20/25)	405	404,457
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1 year CMT + 0.670%)(b)	875	758,485
1.55%, 07/09/27 (Call 07/09/26), (1 year CMT + 0.750%)(b)	100	87,108
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	1,375	1,270,129
2.56%, 09/13/25 (Call 09/13/24), (1 day SOFR + 1.362%)(b)	820	777,598
2.84%, 07/16/25 (Call 07/16/24), (1 day SOFR + 1.242%)(b)	372	355,930
5.67%, 05/27/29 (Call 05/27/28), (1 year CMT + 1.500%)(b)	300	299,508
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (1 day SOFR + 0.509%)(b)	105	100,422
0.79%, 05/30/25 (Call 05/30/24), (1 day SOFR + 0.525%)(b)	340	318,437

Security	Par (000)	Value

Banks (continued)
0.99%, 12/10/26 (Call 12/10/25), (1 day SOFR + 0.720%)(b)	$3,747	$3,292,939
1.16%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.560%)(b)	52	48,155
1.51%, 07/20/27 (Call 07/20/26), (1 day SOFR + 0.858%)(b)	2,575	2,247,563
1.59%, 05/04/27 (Call 04/04/27), (1 day SOFR + 0.879%)(b)	3,885	3,430,921
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(a)(b)	1,743	1,623,291
2.48%, 01/21/28 (Call 01/21/27), (1 day SOFR + 1.000%)(b)	1,760	1,569,216
2.63%, 02/18/26 (Call 02/18/25), (1 day SOFR + 0.940%)(b)	445	419,791
2.72%, 07/22/25 (Call 07/22/24), (1 day SOFR + 1.152%)(b)	1,697	1,627,185
3.13%, 07/27/26(a)	1,935	1,801,350
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	185	171,110
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(a)(b)	265	258,902
3.63%, 01/20/27	40	37,833
3.70%, 10/23/24	1,987	1,935,696
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(b)	2,200	2,033,482
3.88%, 01/27/26	2,596	2,498,416
3.95%, 04/23/27	350	330,792
4.00%, 07/23/25	919	895,391
4.21%, 04/20/28 (Call 04/20/27), (1 day SOFR + 1.610%)(b)	720	684,468
4.35%, 09/08/26	335	322,210
4.68%, 07/17/26 (Call 07/17/25), (1 day SOFR + 1.669%)(b)	425	416,785
5.00%, 11/24/25	958	948,018
5.12%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.730%)(b)	275	270,168
6.25%, 08/09/26	225	231,442
6.30%, 10/18/28 (Call 10/18/27), (1 day SOFR + 2.240%)(b)	10	10,285
Series F, 3.88%, 04/29/24	1,306	1,285,796
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.745%)(b)	628	578,733
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23), (1 year CMT + 0.400%)(b)	250	241,250
0.75%, 08/06/24	250	234,115
3.75%, 06/09/25 (Call 06/09/24), (1 day SOFR + 1.009%)(b)	4,170	4,073,673
5.25%, 01/17/25	1,950	1,944,481
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1 year CMT + 0.900%)(b)	2,045	1,796,185
3.07%, 05/22/28 (Call 05/22/27), (1 year CMT + 2.550%)(a)(b)	1,465	1,320,551
3.75%, 11/01/29 (Call 11/01/24), (5 year CMT + 2.100%)(b)	531	499,512
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	1,577	1,549,308
4.80%, 04/05/26(a)	1,160	1,129,852
5.52%, 09/30/28 (Call 09/30/27), (1 year CMT + 2.270%)(b)	225	222,986
5.85%, 03/02/27 (Call 03/02/26)	500	500,445

16	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(b)	$35	$31,759
3.95%, 10/30/25	508	491,261
4.00%, 05/10/27 (Call 04/10/27)(a)	35	33,908
PNC Bank NA
2.95%, 02/23/25 (Call 01/23/25)	270	258,393
3.10%, 10/25/27 (Call 09/25/27)	500	464,785
3.25%, 06/01/25 (Call 05/02/25)	342	328,029
3.30%, 10/30/24 (Call 09/30/24)	259	250,953
3.88%, 04/10/25 (Call 03/10/25)	2,202	2,133,980
2.50%, 08/27/24 (Call 07/27/24)	2,590	2,489,378
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	80	70,241
2.20%, 11/01/24 (Call 10/02/24)	783	747,107
2.60%, 07/23/26 (Call 05/24/26)	185	170,916
3.15%, 05/19/27 (Call 04/19/27)	800	748,160
3.90%, 04/29/24 (Call 03/29/24)	431	423,940
4.76%, 01/26/27 (Call 01/26/26), (1 day SOFR + 1.085%)(b)	505	497,198
5.35%, 12/02/28 (Call 12/02/27), (1 day SOFR + 1.620%)(b)	1,305	1,307,506
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)(a)	1,060	990,528
Royal Bank of Canada
0.88%, 01/20/26	145	128,403
1.15%, 06/10/25	1,078	984,052
1.15%, 07/14/26	195	171,046
1.20%, 04/27/26	45	39,842
1.40%, 11/02/26	125	109,061
2.05%, 01/21/27(a)	80	71,678
2.25%, 11/01/24	860	818,522
2.55%, 07/16/24	1,215	1,170,774
3.63%, 05/04/27	140	132,091
4.24%, 08/03/27	30	28,832
4.65%, 01/27/26	95	92,890
4.88%, 01/12/26(a)	250	247,887
4.90%, 01/12/28	1,620	1,596,964
6.00%, 11/01/27	90	92,669
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1 day SOFR + 1.249%)(a)(b)	3,100	2,702,487
3.24%, 10/05/26 (Call 08/05/26)	195	179,687
3.45%, 06/02/25 (Call 05/02/25)	565	537,722
3.50%, 06/07/24 (Call 05/07/24)(a)	273	265,910
4.26%, 06/09/25 (Call 06/09/24), (1 day SOFR + 1.380%)(b)	75	73,024
4.50%, 07/17/25 (Call 04/17/25)	880	854,718
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (1 day SOFR + 0.787%)(b)	105	99,493
1.53%, 08/21/26 (Call 08/21/25), (1 year CMT + 1.250%)(b)	205	183,252
1.67%, 06/14/27 (Call 06/14/26), (1 day SOFR + 0.989%)(b)	245	213,910
2.47%, 01/11/28 (Call 01/11/27), (1 day SOFR + 1.220%)(b)	2,370	2,078,324
6.53%, 01/10/29 (Call 01/10/28)(a)	240	242,990
Santander UK PLC
2.88%, 06/18/24	30	28,956
4.00%, 03/13/24	41	40,448

Security	Par (000)	Value

Banks (continued)
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1 day SOFR + 0.560%)(b)	$90	$79,498
2.20%, 02/07/28 (Call 02/07/27), (1 day SOFR + 0.730%)(b)	30	26,966
2.35%, 11/01/25 (Call 11/01/24), (1 day SOFR + 0.940%)(b)	2,537	2,412,839
2.90%, 03/30/26 (Call 10/30/25), (1 day SOFR + 2.600%)(b)	260	247,465
3.30%, 12/16/24	1,008	976,298
3.55%, 08/18/25	2,665	2,570,392
5.82%, 11/04/28 (Call 11/04/27), (1 day SOFR + 1.715%)(b)	5	5,121
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	243,048
3.65%, 07/23/25(a)	260	249,046
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	200	173,430
1.47%, 07/08/25	1,680	1,529,926
2.17%, 01/14/27	220	195,523
2.35%, 01/15/25	1,895	1,787,572
2.45%, 09/27/24	1,230	1,172,953
2.63%, 07/14/26	60	54,774
2.70%, 07/16/24	865	832,640
3.01%, 10/19/26	25	23,006
3.35%, 10/18/27	550	505,950
3.36%, 07/12/27	125	115,545
3.45%, 01/11/27	30	27,968
3.54%, 01/17/28	35	32,265
5.52%, 01/13/28	1,720	1,720,998
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	85	74,199
3.50%, 01/29/25	409	394,746
4.35%, 04/29/28 (Call 04/29/27), (1 day SOFR + 1.713%)(a)(b)	735	702,013
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	520	509,179
Toronto-Dominion Bank (The)
0.70%, 09/10/24	132	123,028
0.75%, 09/11/25	175	156,291
0.75%, 01/06/26	105	92,666
1.15%, 06/12/25	1,354	1,234,929
1.20%, 06/03/26	450	394,623
1.25%, 09/10/26	3,980	3,469,167
1.45%, 01/10/25	50	46,667
1.95%, 01/12/27	20	17,806
2.65%, 06/12/24	3,082	2,979,986
2.80%, 03/10/27	400	365,552
3.63%, 09/15/31 (Call 09/15/26), (5 year USD Swap + 2.205%)(b)	835	776,441
3.77%, 06/06/25	70	67,638
4.11%, 06/08/27	125	120,020
4.69%, 09/15/27	95	92,986
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	50	46,434
2.15%, 12/06/24 (Call 11/06/24)	244	231,449
2.64%, 09/17/29 (Call 09/17/24), (5 year CMT + 1.150%)(b)	606	570,991
3.20%, 04/01/24 (Call 03/01/24)	52	50,818
3.63%, 09/16/25 (Call 08/16/25)	250	239,963

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	$80	$68,119
1.20%, 08/05/25 (Call 07/03/25)	65	59,160
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(b)	600	534,246
2.50%, 08/01/24 (Call 07/01/24)	100	96,076
2.85%, 10/26/24 (Call 09/26/24)	69	66,642
3.70%, 06/05/25 (Call 05/05/25)	99	95,760
4.00%, 05/01/25 (Call 03/01/25)	177	172,504
4.12%, 06/06/28 (Call 06/06/27), (1 day SOFR + 1.368%)(a)(b)	5	4,782
4.87%, 01/26/29 (Call 01/26/28)	600	589,128
U.S. Bancorp, 4.65%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.230%)(b)	350	340,049
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	90	83,055
2.40%, 07/30/24 (Call 06/30/24)	30	28,821
3.60%, 09/11/24 (Call 08/11/24)	53	51,736
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	127	119,935
2.80%, 01/27/25 (Call 12/27/24)	117	112,149
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3 mo. SOFR + 2.360%)(b)	270	238,783
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1 day SOFR + 2.100%)(b)	1,385	1,225,240
3.00%, 10/23/26	60	55,434
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(b)	235	217,706
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(b)	819	757,944
4.30%, 07/22/27	300	290,124
4.81%, 07/25/28 (Call 07/25/27), (1 day SOFR + 1.980%)(b)	2,990	2,911,752
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.250%)(b)	505	439,673
Westpac Banking Corp.
1.15%, 06/03/26	170	149,738
2.35%, 02/19/25	520	492,206
2.85%, 05/13/26(a)	275	256,231
2.89%, 02/04/30 (Call 02/04/25), (5 year CMT + 1.350%)(b)	1,401	1,303,280
3.35%, 03/08/27	170	159,849
4.32%, 11/23/31 (Call 11/23/26), (5 year USD ICE Swap + 2.236%)(b)	155	146,091

		309,007,065

Beverages — 3.7%
Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	310	297,104
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	55	53,232
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	2,430	2,134,658
1.75%, 09/06/24(a)	259	248,785
2.90%, 05/25/27(a)	85	79,576
3.38%, 03/25/27	1,955	1,865,246
Constellation Brands Inc.
4.35%, 05/09/27 (Call 04/09/27)	55	53,133
5.00%, 02/02/26 (Call 02/02/24)	100	99,083
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,485	4,989,869

Security	Par (000)	Value

Beverages (continued)
2.13%, 10/24/24 (Call 09/24/24)	$4,905	$4,660,829
5.20%, 10/24/25	500	504,000
5.30%, 10/24/27 (Call 09/24/27)	2,230	2,263,762
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	65	59,392
3.40%, 11/15/25 (Call 08/15/25)	30	28,572
3.43%, 06/15/27 (Call 03/15/27)(a)	1,685	1,574,885
4.42%, 05/25/25 (Call 03/25/25)	391	383,301
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	9,914	9,165,989
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	310	293,784
2.38%, 10/06/26 (Call 07/06/26)	135	124,509
2.63%, 03/19/27 (Call 01/19/27)	1,295	1,197,357
2.75%, 04/30/25 (Call 01/30/25)	436	416,280
2.85%, 02/24/26 (Call 11/24/25)	60	56,716
3.50%, 07/17/25 (Call 04/17/25)(a)	1,856	1,796,942
3.60%, 03/01/24 (Call 12/01/23)	244	240,867
4.45%, 05/15/28 (Call 04/15/28)(a)	500	495,935
4.55%, 02/13/26 (Call 01/13/26)	500	496,755

		33,580,561

Biotechnology — 1.4%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	642	600,392
2.20%, 02/21/27 (Call 12/21/26)	20	17,926
2.60%, 08/19/26 (Call 05/19/26)	165	151,513
3.13%, 05/01/25 (Call 02/01/25)	536	512,196
3.63%, 05/22/24 (Call 02/22/24)	2,242	2,192,272
5.15%, 03/02/28 (Call 02/02/28)	2,105	2,096,601
5.25%, 03/02/25	1,255	1,252,440
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	135	130,900
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	977	945,863
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	740	625,278
2.95%, 03/01/27 (Call 12/01/26)	865	801,094
3.50%, 02/01/25 (Call 11/01/24)	389	376,750
3.65%, 03/01/26 (Call 12/01/25)	465	444,168
3.70%, 04/01/24 (Call 01/01/24)	2,301	2,260,387

		12,407,780

Building Materials — 2.4%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	440	413,332
2.49%, 02/15/27 (Call 12/15/26)	1,765	1,591,801
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	3,128	3,016,612
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	3,000	2,927,280
3.90%, 02/14/26 (Call 11/14/25)(a)	4,297	4,138,827
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	215	195,102
1.70%, 08/01/27 (Call 06/01/27)	1,085	926,829
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	238	234,425
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	887	830,179
4.20%, 12/01/24 (Call 09/01/24)	404	395,112
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	1,455	1,379,485
3.55%, 11/01/24 (Call 08/01/24)	5,238	5,084,317

18	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	$65	$64,059

		21,197,360

Chemicals — 1.8%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	175	170,602
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	35	29,812
5.90%, 07/05/24	5	4,994
6.05%, 03/15/25(a)	67	66,753
6.17%, 07/15/27 (Call 06/15/27)	980	972,072
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	45	43,650
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	6,390	5,649,974
2.70%, 11/01/26 (Call 08/01/26)	4,060	3,743,361
3.25%, 12/01/27 (Call 09/01/27)(a)	1,525	1,420,324
5.25%, 01/15/28 (Call 12/15/27)	495	499,920
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	164	151,169
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)	685	653,682
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	305	304,872
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	75	71,303
4.00%, 12/15/26 (Call 09/15/26)(a)	360	345,899
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	1,126	996,611
2.40%, 08/15/24 (Call 07/15/24)	601	576,305
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	155	150,598
3.45%, 08/01/25 (Call 05/01/25)	165	158,055
3.45%, 06/01/27 (Call 03/01/27)	5	4,688

		16,014,644

Commercial Services — 1.4%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	8,317	8,013,346
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	337	333,327
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	1,380	1,183,598
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	60	58,062
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	3,104	2,875,639
2.65%, 10/01/26 (Call 08/01/26)	150	138,529
Quanta Services Inc., 0.95%, 10/01/24 (Call 03/31/23)	50	46,408
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)	405	368,616

		13,017,525

Computers — 2.1%
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	325	317,766
6.02%, 06/15/26 (Call 03/15/26)	830	839,562
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	105	91,271
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	700	669,858
1.75%, 04/01/26 (Call 03/01/26)	1,007	904,205
4.90%, 10/15/25 (Call 07/15/25)	2,788	2,764,665
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	85	74,607
2.20%, 06/17/25 (Call 05/17/25)	2,163	2,019,355
3.00%, 06/17/27 (Call 04/17/27)(a)	215	195,525
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	50	43,833

Security	Par (000)	Value

Computers (continued)
2.20%, 02/09/27 (Call 01/09/27)	$15	$13,484
3.00%, 05/15/24	1,765	1,715,986
3.30%, 05/15/26	615	581,150
3.30%, 01/27/27	100	93,782
3.45%, 02/19/26	4,660	4,441,399
4.50%, 02/06/26	500	490,190
4.50%, 02/06/28 (Call 01/06/28)	500	486,745
7.00%, 10/30/25	2,275	2,381,379
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	5	4,300
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	496	476,438
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	715	674,016

		19,279,516

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.10%, 08/15/27 (Call 07/15/27)	2,250	2,122,267
4.60%, 03/01/28 (Call 02/01/28)	124	123,957
4.80%, 03/02/26	124	124,015
Procter & Gamble Co. (The)
2.80%, 03/25/27	10	9,322
2.85%, 08/11/27(a)	20	18,626
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	181	175,478
2.90%, 05/05/27 (Call 02/05/27)	30	27,915
3.10%, 07/30/25(a)	102	97,418
3.25%, 03/07/24 (Call 02/07/24)	342	335,372
3.38%, 03/22/25 (Call 01/22/25)	200	192,898

		3,227,268

Distribution & Wholesale — 0.3%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	3,161	2,962,868

Diversified Financial Services — 5.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,285	2,019,437
2.45%, 10/29/26 (Call 09/29/26)(a)	1,500	1,322,865
2.88%, 08/14/24 (Call 07/14/24)(a)	648	616,630
3.50%, 01/15/25 (Call 11/15/24)	849	808,825
4.45%, 10/01/25 (Call 08/01/25)	610	585,600
4.45%, 04/03/26 (Call 02/03/26)	535	509,448
6.50%, 07/15/25 (Call 06/15/25)	652	654,386
Affiliated Managers Group Inc., 3.50%, 08/01/25	35	33,626
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	205	178,977
2.20%, 01/15/27 (Call 12/15/26)	825	724,985
2.30%, 02/01/25 (Call 01/01/25)	765	714,388
2.88%, 01/15/26 (Call 12/15/25)(a)	708	652,840
3.25%, 03/01/25 (Call 01/01/25)	679	644,697
3.38%, 07/01/25 (Call 06/01/25)	91	85,671
3.63%, 04/01/27 (Call 01/01/27)	110	101,081
4.25%, 09/15/24 (Call 06/15/24)	306	299,758
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	1,455	1,378,758
Ally Financial Inc.
4.63%, 03/30/25	368	360,276
4.75%, 06/09/27 (Call 05/09/27)(a)	795	758,589
5.13%, 09/30/24	1,360	1,348,576
5.80%, 05/01/25 (Call 04/01/25)(a)	85	85,162
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	100	88,417
2.50%, 07/30/24 (Call 06/29/24)(a)	2,635	2,536,425
2.55%, 03/04/27 (Call 02/01/27)	510	461,866
3.00%, 10/30/24 (Call 09/29/24)	1,950	1,880,015

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.13%, 05/20/26 (Call 04/20/26)	$858	$805,885
3.30%, 05/03/27 (Call 04/02/27)	450	420,350
3.63%, 12/05/24 (Call 11/04/24)	479	465,210
4.20%, 11/06/25 (Call 10/06/25)(a)	382	373,669
5.85%, 11/05/27 (Call 10/05/27)	955	983,831
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	70	66,020
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	1,104	1,056,097
3.70%, 10/15/24	29	28,316
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	82	78,353
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	90	83,817
4.00%, 04/01/24 (Call 02/01/24)(a)	881	866,895
4.25%, 06/02/26 (Call 03/02/26)	287	276,349
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1 day SOFR + 0.855%)(b)	190	166,060
3.75%, 07/28/26 (Call 06/28/26)	20	18,796
3.75%, 03/09/27 (Call 02/09/27)	225	211,057
4.93%, 05/10/28 (Call 05/10/27), (1 day SOFR + 2.057%)(a)(b)	1,675	1,620,311
5.47%, 02/01/29 (Call 02/01/28), (1 day SOFR + 2.080%)(b)	225	220,757
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	645	616,478
Charles Schwab Corp. (The)
2.45%, 03/03/27 (Call 02/03/27)	55	49,907
3.00%, 03/10/25 (Call 12/10/24)	183	175,127
3.85%, 05/21/25 (Call 03/21/25)	147	142,894
4.20%, 03/24/25 (Call 02/22/25)(a)	399	392,037
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	654	630,240
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	505	486,214
3.95%, 11/06/24 (Call 08/06/24)	273	265,790
4.10%, 02/09/27 (Call 11/09/26)	270	255,849
4.50%, 01/30/26 (Call 11/30/25)(a)	10	9,681
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,285	1,207,270
Franklin Resources Inc., 2.85%, 03/30/25	570	541,363
Intercontinental Exchange Inc., 4.00%, 09/15/27 (Call 08/15/27)	235	228,366
Invesco Finance PLC, 3.75%, 01/15/26	533	514,436
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	2,435	2,399,814
Legg Mason Inc., 4.75%, 03/15/26	480	474,062
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)	325	306,560
Morgan Stanley, 5.05%, 01/28/27 (Call 01/28/26)	195	192,927
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	3,120	2,934,298
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	30	28,724
Nomura Holdings Inc.
1.65%, 07/14/26	2,185	1,907,155
1.85%, 07/16/25	1,235	1,126,221
2.33%, 01/22/27	2,285	2,022,225
2.65%, 01/16/25	380	359,195
5.71%, 01/09/26	200	199,564
5.84%, 01/18/28	200	201,674
ORIX Corp.
3.25%, 12/04/24	235	226,155
3.70%, 07/18/27	75	70,904
5.00%, 09/13/27	5	4,956

Security	Par (000)	Value

Diversified Financial Services (continued)
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	$85	$82,200
4.88%, 03/15/27 (Call 09/15/26)	610	570,881
6.63%, 03/15/25 (Call 09/15/24)	760	759,255
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	260	241,288
3.95%, 12/01/27 (Call 09/01/27)	1,510	1,376,486
4.25%, 08/15/24 (Call 05/15/24)	1,157	1,128,607
4.38%, 03/19/24 (Call 02/19/24)	490	483,165
4.50%, 07/23/25 (Call 04/24/25)	1,015	977,496
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,087	955,364
2.85%, 01/10/25 (Call 12/10/24)	1,926	1,829,161

		52,967,060

Electric — 5.5%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	4,178	4,012,175
3.20%, 04/15/25 (Call 03/15/25)	7,806	7,411,251
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	5	4,567
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26) .	115	106,266
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	45	39,970
Series A, 3.20%, 03/15/27 (Call 12/15/26)	275	258,426
Edison International
3.55%, 11/15/24 (Call 10/15/24)	219	211,670
4.95%, 04/15/25 (Call 03/15/25)	298	293,610
5.75%, 06/15/27 (Call 04/15/27)(a)	640	643,021
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,305	1,265,602
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	2,580	2,362,016
4.20%, 06/27/24	15	14,742
4.60%, 07/01/27 (Call 06/01/27)	45	43,889
Series H, 3.15%, 01/15/25 (Call 10/15/24)	348	334,139
Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,787	1,717,843
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(a)	176	157,372
Series U, 1.40%, 08/15/26 (Call 07/15/26)(a)	3,095	2,716,822
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	162	152,776
3.95%, 06/15/25 (Call 03/15/25)(a)	659	637,793
5.15%, 03/15/28 (Call 02/15/28)	130	128,891
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	4,286	4,097,116
3.13%, 12/01/25 (Call 06/01/25)	143	136,328
5.05%, 04/01/28 (Call 03/01/28)	245	244,681
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	2,350	2,182,257
Iberdrola International BV, 5.81%, 03/15/25(a)	975	981,347
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	3,175	2,965,767
3.65%, 06/15/24 (Call 03/15/24)	1,546	1,506,500
National Rural Utilities Cooperative Finance Corp., 5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)(b)	15	14,182
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	2,360	2,080,647
3.55%, 05/01/27 (Call 02/01/27)(a)	50	46,747
3.80%, 03/15/82 (Call 03/15/27), (5 year CMT + 2.547%)(b)	330	281,985
4.63%, 07/15/27 (Call 06/15/27)	60	58,368
4.90%, 02/28/28 (Call 01/28/28)	600	587,196
6.05%, 03/01/25	280	281,868

20	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	$425	$395,866
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	2,540	2,418,664
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	55	46,795
5.45%, 06/15/27 (Call 05/15/27)	1,015	991,543
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	45	42,880
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	110	107,881
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	77	68,197
2.25%, 09/15/26 (Call 06/15/26)	45	40,878
3.00%, 05/15/25 (Call 02/15/25)	102	97,168
3.00%, 05/15/27 (Call 02/15/27)	10	9,279
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	725	649,665
2.88%, 06/15/24 (Call 05/15/24)	1,854	1,789,852
5.85%, 11/15/27 (Call 10/15/27)	4,030	4,121,602
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	105	96,426
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	30	27,591
4.13%, 04/01/52 (Call 01/01/27), (5 year CMT + 2.868%)(b)	505	427,856
Southern California Edison Co.
5.30%, 03/01/28 (Call 02/01/28)	70	69,917
Series E, 3.70%, 08/01/25 (Call 06/01/25)	125	120,096

		49,499,986

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	134	128,340

Electronics — 1.1%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	760	705,797
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	374	359,691
3.55%, 10/01/27 (Call 07/01/27)	365	335,147
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	225	211,462
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	195	187,395
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,650	1,567,731
4.75%, 06/15/25 (Call 03/15/25)	267	260,790
6.00%, 01/15/28 (Call 12/15/27)	70	70,375
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	60	56,013
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	45	39,148
1.35%, 06/01/25 (Call 05/01/25)	2,990	2,762,282
2.30%, 08/15/24 (Call 07/15/24)	354	339,847
2.50%, 11/01/26 (Call 08/01/26)	45	41,569
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,218
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	45	42,765
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)(a)	869	855,252
4.60%, 04/06/27 (Call 01/06/27)	100	97,973
Legrand France SA, 8.50%, 02/15/25(a)	375	399,176
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	625	614,250
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	89	86,714
4.50%, 02/13/26	150	148,066
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	883	771,839

		9,962,500

Security	Par (000)	Value

Entertainment — 0.2%
Magallanes Inc., 3.76%, 03/15/27 (Call 02/15/27)(d)	$1,900	$1,743,079

Environmental Control — 0.1%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	185	177,635
3.20%, 03/15/25 (Call 12/15/24)	213	203,945
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)	45	43,209

		424,789

Food — 3.0%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	343	329,108
3.95%, 03/15/25 (Call 01/15/25)	277	269,906
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	15	12,481
4.30%, 05/01/24 (Call 04/01/24)	953	939,534
4.60%, 11/01/25 (Call 09/01/25)	20	19,608
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	5,160	4,871,453
4.00%, 04/17/25 (Call 02/17/25)(a)	1,063	1,035,064
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	190	173,438
3.20%, 08/21/25 (Call 05/21/25)	15	14,340
Hormel Foods Corp., 0.65%, 06/03/24 (Call 03/31/23)	20	18,881
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	1,875	1,753,987
JM Smucker Co. (The), 3.50%, 03/15/25	227	218,705
Kellogg Co.
3.25%, 04/01/26	9,007	8,499,456
3.40%, 11/15/27 (Call 08/15/27)	2,015	1,880,438
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	107	99,584
3.88%, 05/15/27 (Call 02/15/27)	165	156,879
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	330	304,154
3.50%, 02/01/26 (Call 11/01/25)	295	280,619
3.70%, 08/01/27 (Call 05/01/27)	1,810	1,708,278
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	180	158,391
3.15%, 08/15/24 (Call 06/15/24)	877	847,638
3.40%, 08/15/27 (Call 05/15/27)	2,565	2,380,859
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,674	1,543,779
2.63%, 03/17/27 (Call 01/17/27)	5	4,565

		27,521,145

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	230	225,653
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	15	14,972

		240,625

Gas — 0.3%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	290	286,105
5.50%, 01/15/26 (Call 12/15/25)	1,384	1,378,561
ONE Gas Inc., 1.10%, 03/11/24 (Call 03/16/23)	212	202,689
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	18	16,656
3.15%, 09/15/24 (Call 06/15/24)	535	517,072
3.20%, 06/15/25 (Call 03/15/25)	75	71,591
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	415	383,722

		2,856,396

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25), (5 year CMT + 2.657%)(a)(b)	$349	$300,650

Health Care - Products — 0.1%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)	25	21,774
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	32	30,673
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	385	366,423

		418,870

Health Care - Services — 1.9%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	231	223,904
Centene Corp., 4.25%, 12/15/27 (Call 12/15/23)	315	291,655
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,350	1,207,575
2.38%, 01/15/25 (Call 12/15/24)	660	624,710
3.35%, 12/01/24 (Call 10/01/24)	408	394,618
3.50%, 08/15/24 (Call 05/15/24)(a)	435	423,342
3.65%, 12/01/27 (Call 09/01/27)(a)	2,145	2,012,482
4.90%, 02/08/26 (Call 02/08/24)	550	543,801
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(d)	1,030	937,475
4.50%, 02/15/27 (Call 08/15/26)	1,040	996,466
5.25%, 04/15/25	487	481,984
5.25%, 06/15/26 (Call 12/15/25)	95	93,652
5.38%, 02/01/25	305	302,145
5.38%, 09/01/26 (Call 03/01/26)	352	346,815
5.88%, 02/15/26 (Call 08/15/25)	365	364,898
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	95	81,796
3.85%, 10/01/24 (Call 07/01/24)	209	204,015
3.95%, 03/15/27 (Call 12/15/26)	95	90,756
4.50%, 04/01/25 (Call 03/01/25)(a)	607	596,578
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	162	143,485
2.30%, 12/01/24 (Call 11/01/24)	178	168,247
3.25%, 09/01/24 (Call 07/01/24)(a)	141	136,519
3.60%, 02/01/25 (Call 11/01/24)	243	234,356
3.60%, 09/01/27 (Call 06/01/27)	55	52,143
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	430	407,141
3.50%, 03/30/25 (Call 12/30/24)	470	452,281
4.25%, 04/01/24 (Call 01/01/24)	1,053	1,035,826
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	1,010	964,338
1.15%, 05/15/26 (Call 04/15/26)	15	13,295
1.25%, 01/15/26(a)	5	4,520
2.38%, 08/15/24	60	57,628
2.95%, 10/15/27	1,560	1,432,486
3.10%, 03/15/26	95	90,057
3.38%, 04/15/27	55	51,867
3.45%, 01/15/27	60	56,893
3.75%, 07/15/25	283	274,663
5.25%, 02/15/28 (Call 01/15/28)	985	998,475

		16,792,887

Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	590	554,747

Home Builders — 0.0%
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)(a)	65	62,460

Security	Par (000)	Value

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	$25	$24,200
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	315	289,832
Whirlpool Corp., 3.70%, 05/01/25	2	1,927

		315,959

Household Products & Wares — 0.5%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	13,988
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	4,090	3,475,314
2.75%, 02/15/26	190	179,557
3.05%, 08/15/25	440	420,143

		4,089,002

Insurance — 0.8%
American International Group Inc., 2.50%, 06/30/25 (Call 05/30/25)(a)	91	85,660
Aon Corp., 8.21%, 01/01/27	500	519,185
Chubb INA Holdings Inc.
3.15%, 03/15/25	85	81,637
3.35%, 05/15/24	90	87,963
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	313	309,463
Lincoln National Corp., 3.35%, 03/09/25	25	23,940
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	15	13,601
4.06%, 02/24/32 (Call 02/24/27), (5 year USD ICE Swap + 1.647%)(b)	25	23,183
4.15%, 03/04/26(a)	12	11,666
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	416	400,949
3.75%, 03/14/26 (Call 12/14/25)	80	76,770
3.88%, 03/15/24 (Call 02/15/24)	189	185,950
MetLife Inc., 3.00%, 03/01/25	407	390,215
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	51	48,992
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	60	54,111
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(b)	105	97,042
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	4,018	3,947,564
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(b)	830	807,831
Voya Financial Inc., 3.65%, 06/15/26	37	35,032
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	99	96,430

		7,297,184

Internet — 0.3%
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	1,005	917,053
1.20%, 06/03/27 (Call 04/03/27)	75	64,744
2.80%, 08/22/24 (Call 06/22/24)	67	64,862
3.15%, 08/22/27 (Call 05/22/27)	85	79,396
3.80%, 12/05/24 (Call 09/05/24)	23	22,514
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	13	12,582
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	255	226,458
1.90%, 03/11/25 (Call 02/11/25)	383	357,990
3.45%, 08/01/24 (Call 05/01/24)	152	148,284
3.60%, 06/05/27 (Call 03/05/27)	180	169,655
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	835	823,702

		2,887,240

22	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.2%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	$188	$174,842
4.30%, 05/23/27 (Call 04/23/27)	140	135,757
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	153	138,182
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	214	199,709
2.80%, 12/15/24 (Call 11/15/24)	265	252,394
5.00%, 12/15/26 (Call 12/15/23)(a)	1,060	1,040,199

		1,941,083

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	380	365,336

Lodging — 0.2%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)(a)	357	351,031
5.63%, 04/23/25 (Call 03/23/25)	240	238,567
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	429	414,414
3.75%, 10/01/25 (Call 07/01/25)	97	93,257
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	456	459,790
Series R, 3.13%, 06/15/26 (Call 03/15/26)	130	121,525

		1,678,584

Machinery — 1.1%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	20	17,104
1.45%, 05/15/25	72	66,547
1.70%, 01/08/27(a)	55	49,559
2.15%, 11/08/24	106	101,066
2.85%, 05/17/24	130	126,309
3.25%, 12/01/24	126	122,288
3.30%, 06/09/24	325	317,028
3.60%, 08/12/27(a)	15	14,331
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	42	41,155
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,845	1,632,677
1.88%, 01/15/26 (Call 12/15/25)	2,135	1,943,341
3.95%, 05/23/25	810	783,999
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	1,030	975,976
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	180	171,637
John Deere Capital Corp.
1.70%, 01/11/27	5	4,457
1.75%, 03/09/27	20	17,843
2.05%, 01/09/25	37	35,051
2.35%, 03/08/27	35	31,812
2.60%, 03/07/24(a)	86	83,808
2.65%, 06/24/24(a)	285	275,977
2.80%, 09/08/27(a)	10	9,192
3.35%, 06/12/24	194	189,600
3.40%, 09/11/25	80	76,842
3.45%, 03/13/25	29	28,093
4.15%, 09/15/27	35	34,035
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	391	364,924
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	65	62,119
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	185	174,166
3.45%, 11/15/26 (Call 08/15/26)	40	36,988

Security	Par (000)	Value

Machinery (continued)
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	$577	$495,551
3.25%, 11/01/26 (Call 08/01/26)(a)	2,088	1,949,023

		10,232,498

Manufacturing — 1.3%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	2,776	2,608,885
2.25%, 09/19/26 (Call 06/19/26)(a)	545	494,337
2.65%, 04/15/25 (Call 03/15/25)(a)	3,086	2,926,207
2.88%, 10/15/27 (Call 07/15/27)(a)	2,765	2,516,178
3.00%, 08/07/25(a)	2,364	2,246,131
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	203	195,696
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	4	3,945
Parker-Hannifin Corp., 3.30%, 11/21/24 (Call 08/21/24)	78	75,396
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	420	375,039
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	30	28,292
3.88%, 03/01/25 (Call 12/01/24)	181	175,380
4.30%, 03/01/24 (Call 12/01/23)	20	19,757

		11,665,243

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	103	100,758
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	15	13,596
3.38%, 08/15/25 (Call 05/15/25)	76	72,997
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	133	126,750
3.90%, 11/15/24 (Call 08/15/24)(a)	16	15,487
3.95%, 06/15/25 (Call 05/15/25)	110	105,462
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	560	515,766
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	553	528,004
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	1,060	958,304
4.00%, 01/15/26 (Call 10/15/25)	110	105,024
4.75%, 05/15/25 (Call 04/15/25)	274	268,547
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	50	46,324
3.15%, 09/17/25	263	250,158
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	235	223,367
3.35%, 03/24/25	781	754,524
3.70%, 09/15/24 (Call 06/15/24)	86	84,318
3.70%, 03/23/27	60	57,446

		4,226,832

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	30	29,234

Mining — 0.0%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	25	23,833
5.95%, 03/15/24 (Call 12/15/23)	172	172,054

		195,887

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	1,740	1,548,026

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 1.6%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)	$188	$183,745
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	45	41,944
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	1,526	1,416,967
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)(a)	50	42,713
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)(a)	236	229,142
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	625	629,325
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	1,130	1,035,442
5.68%, 10/01/25 (Call 10/04/23)	45	44,578
6.13%, 02/01/25 (Call 01/01/25)	30	30,035
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	616	588,274
2.99%, 03/19/25 (Call 02/19/25)	891	855,565
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)(a)	2,361	2,302,943
4.30%, 04/01/27 (Call 01/01/27)	3,030	2,900,770
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	45	42,864
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	275	267,965
4.70%, 05/01/25 (Call 04/01/25)	609	600,474
5.13%, 12/15/26 (Call 09/15/26)	145	144,185
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	1,760	1,744,371
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	334	297,811
3.85%, 04/09/25 (Call 03/09/25)	106	102,938
Shell International Finance BV
2.50%, 09/12/26(a)	50	45,924
2.88%, 05/10/26	20	18,732
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	258	246,607
3.75%, 04/10/24	613	602,395
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	55	48,327
3.40%, 09/15/26 (Call 06/15/26)	40	37,605

		14,501,641

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	2,175	1,944,515
3.34%, 12/15/27 (Call 09/15/27)	15	13,848
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	246	237,754
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	690	631,205

		2,827,322

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,125	1,062,934
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	125	120,745
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	292	280,834
3.38%, 09/15/27 (Call 06/15/27)	5	4,621
3.75%, 03/15/25 (Call 01/15/25)	240	232,613

		1,701,747

Pharmaceuticals — 2.2%
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	151	144,672
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 03/31/23)	185	175,071
1.20%, 05/28/26 (Call 04/28/26)	1,940	1,718,083

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	$3,692	$3,236,481
3.13%, 06/12/27 (Call 03/12/27)	10	9,362
3.38%, 11/16/25	5,035	4,834,909
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)(a)	20	18,875
3.73%, 12/15/24 (Call 09/15/24)	110	106,914
4.69%, 02/13/28 (Call 01/13/28)	285	278,741
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	28	27,141
3.63%, 05/15/24 (Call 02/15/24)	15	14,719
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	15	13,979
3.75%, 09/15/25 (Call 06/15/25)	715	687,237
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	207	183,833
3.05%, 10/15/27 (Call 07/15/27)	1,300	1,188,408
3.25%, 04/15/25 (Call 01/15/25)	290	278,182
3.40%, 03/01/27 (Call 12/01/26)	5	4,681
3.50%, 06/15/24 (Call 03/17/24)	173	168,819
4.13%, 11/15/25 (Call 09/15/25)	341	331,612
CVS Health Corp.
3.63%, 04/01/27 (Call 02/01/27)	10	9,420
3.88%, 07/20/25 (Call 04/20/25)	304	294,564
4.10%, 03/25/25 (Call 01/25/25)	746	731,162
5.00%, 02/20/26 (Call 01/20/26)	460	457,498
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	277	263,269
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	365	354,149
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)(a)	320	311,786
Johnson & Johnson, 0.95%, 09/01/27 (Call 07/01/27)	15	12,847
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	655	637,806
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	20	17,661
2.75%, 02/10/25 (Call 11/10/24)	235	225,426
2.90%, 03/07/24 (Call 02/07/24)	54	52,742
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	78	73,261
2.00%, 02/14/27 (Call 12/14/26)	5	4,525
3.10%, 05/17/27 (Call 02/17/27)	10	9,399
3.40%, 05/06/24(a)	72	70,522
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	25	23,269
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	90	84,188
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	810	700,285
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	1,980	1,827,441
4.50%, 11/13/25 (Call 08/13/25)	145	142,222

		19,725,161

Pipelines — 2.2%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	217	213,545
5.95%, 06/01/26 (Call 03/01/26)	75	75,548
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	2,165	2,136,595
5.88%, 03/31/25 (Call 10/02/24)	974	977,341
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	251	245,649
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)	15	14,853

24	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	$205	$180,105
2.50%, 01/15/25 (Call 12/15/24)	464	439,130
2.50%, 02/14/25	70	66,120
3.50%, 06/10/24 (Call 03/10/24)(a)	134	130,500
3.70%, 07/15/27 (Call 04/15/27)(a)	45	42,157
4.25%, 12/01/26 (Call 09/01/26)	170	162,913
Energy Transfer LP, 4.40%, 03/15/27 (Call 12/15/26)	110	105,048
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	405	362,244
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	15	14,715
4.30%, 05/01/24 (Call 02/01/24)	66	65,060
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	85	74,503
4.30%, 06/01/25 (Call 03/01/25)	43	42,003
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	286	277,577
4.13%, 03/01/27 (Call 12/01/26)	65	62,011
4.88%, 12/01/24 (Call 09/01/24)	534	526,967
4.88%, 06/01/25 (Call 03/01/25)	68	66,953
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	745	683,046
2.75%, 09/01/24 (Call 08/01/24)	1,375	1,315,215
4.00%, 07/13/27 (Call 04/13/27)	1,160	1,091,235
4.90%, 03/15/25 (Call 12/15/24)	1,291	1,273,120
5.85%, 01/15/26 (Call 12/15/25)	5,058	5,099,071
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	75	73,202
5.63%, 03/01/25 (Call 12/01/24)	1,192	1,190,593
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	155	144,810
3.50%, 03/15/25 (Call 12/15/24)	343	329,815
4.75%, 03/15/24 (Call 12/15/23)	482	477,845
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	551	537,952
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	805	844,509
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	75	70,552
3.90%, 01/15/25 (Call 10/15/24)	462	448,182
4.00%, 09/15/25 (Call 06/15/25)	115	110,870
4.30%, 03/04/24 (Call 12/04/23)(a)	17	16,786
4.55%, 06/24/24 (Call 03/24/24)	203	200,203

		20,188,543

Real Estate — 0.3%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	395	385,532
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	2,685	2,626,547

		3,012,079

Real Estate Investment Trusts — 3.8%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	224	214,693
3.95%, 01/15/27 (Call 10/15/26)	5	4,776
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(a)	58	52,137
1.45%, 09/15/26 (Call 08/15/26)	1,340	1,165,545
1.50%, 01/31/28 (Call 11/30/27)	500	413,110
1.60%, 04/15/26 (Call 03/15/26)	145	129,078
2.40%, 03/15/25 (Call 02/15/25)	844	792,145
2.75%, 01/15/27 (Call 11/15/26)	1,145	1,033,259

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.95%, 01/15/25 (Call 12/15/24)	$210	$200,067
3.13%, 01/15/27 (Call 10/15/26)	885	811,209
3.38%, 05/15/24 (Call 04/15/24)	449	436,980
3.38%, 10/15/26 (Call 07/15/26)	640	594,784
3.55%, 07/15/27 (Call 04/15/27)(a)	100	92,386
3.60%, 01/15/28 (Call 10/15/27)	10	9,144
3.65%, 03/15/27 (Call 02/15/27)	35	32,606
4.00%, 06/01/25 (Call 03/01/25)	205	198,352
4.40%, 02/15/26 (Call 11/15/25)	295	286,407
5.50%, 03/15/28 (Call 02/15/28)	460	458,592
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	5	4,653
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	90	81,214
3.20%, 01/15/25 (Call 10/15/24)	661	631,110
3.65%, 02/01/26 (Call 11/03/25)	135	127,952
6.75%, 12/01/27 (Call 11/01/27)	470	487,930
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	225	189,880
4.10%, 10/01/24 (Call 07/01/24)(a)	258	248,085
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	401	388,397
3.85%, 02/01/25 (Call 11/01/24)	545	523,462
3.90%, 03/15/27 (Call 12/15/26)	95	88,145
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	315	281,509
Crown Castle Inc., 5.00%, 01/11/28 (Call 12/11/27)	265	261,107
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)(a)	85	73,538
1.35%, 07/15/25 (Call 06/15/25)	85	77,199
2.90%, 03/15/27 (Call 02/15/27)	1,735	1,576,594
3.20%, 09/01/24 (Call 07/01/24)	435	420,306
3.65%, 09/01/27 (Call 06/01/27)	85	79,040
3.70%, 06/15/26 (Call 03/15/26)	60	56,773
3.80%, 02/15/28 (Call 11/15/27)	1,200	1,115,892
4.00%, 03/01/27 (Call 12/01/26)	60	57,171
4.45%, 02/15/26 (Call 11/15/25)	75	72,881
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	1,170	1,084,216
5.55%, 01/15/28 (Call 12/15/27)	340	338,790
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	385	342,727
4.75%, 12/15/26 (Call 09/15/26)	500	456,075
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,603	1,432,040
1.25%, 07/15/25 (Call 06/15/25)	683	617,767
1.45%, 05/15/26 (Call 04/15/26)	944	832,702
1.80%, 07/15/27 (Call 05/15/27)	15	12,868
2.63%, 11/18/24 (Call 10/18/24)	1,562	1,487,086
2.90%, 11/18/26 (Call 09/18/26)	250	228,390
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	46	44,087
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)(a)	52	50,994
5.38%, 04/15/26 (Call 01/15/26)	5	4,879
Healthpeak Properties Interim Inc.
1.35%, 02/01/27 (Call 01/01/27)	705	613,963
3.25%, 07/15/26 (Call 05/15/26)	140	131,190
3.40%, 02/01/25 (Call 11/01/24)	129	124,254
4.00%, 06/01/25 (Call 03/01/25)	393	381,312

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	$520	$505,882
Series F, 4.50%, 02/01/26 (Call 11/01/25)	1,387	1,341,368
Hudson Pacific Properties LP, 3.95%, 11/01/27
(Call 08/01/27)	10	8,646
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	504	482,751
4.38%, 10/01/25 (Call 07/01/25)	188	180,679
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)(a)	105	101,865
3.30%, 02/01/25 (Call 12/01/24)	468	448,854
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	15	14,330
Omega Healthcare Investors Inc., 4.50%, 04/01/27
(Call 01/01/27)	500	472,410
Piedmont Operating Partnership LP, 4.45%, 03/15/24
(Call 12/15/23)	68	67,071
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	5	4,502
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	182	178,051
3.88%, 04/15/25 (Call 02/15/25)	538	521,467
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	160	151,240
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	35	33,578
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	569	541,568
4.25%, 02/01/26 (Call 11/01/25)	245	230,979
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	905	855,270
3.25%, 10/15/26 (Call 07/15/26)	310	285,733
3.50%, 04/15/24 (Call 03/15/24)	359	349,285
3.50%, 02/01/25 (Call 11/01/24)	608	583,723
3.75%, 05/01/24 (Call 02/01/24)	399	389,779
3.85%, 04/01/27 (Call 01/01/27)	1,000	946,010
4.13%, 01/15/26 (Call 10/15/25)	150	144,327
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)(a)	2,325	2,097,475
3.63%, 03/15/24 (Call 02/15/24)	895	876,966
4.00%, 06/01/25 (Call 03/01/25)	208	201,057
4.25%, 04/01/26 (Call 01/01/26)	180	173,696
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	160	156,170

		34,296,180

Retail — 3.2%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	331	318,895
AutoZone Inc.
3.63%, 04/15/25 (Call 03/15/25)(a)	1,126	1,087,063
4.50%, 02/01/28 (Call 01/01/28)	145	140,643
Costco Wholesale Corp., 1.38%, 06/20/27 (Call 04/20/27)	50	43,726
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	224	217,560
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	150	136,542
2.50%, 04/15/27 (Call 02/15/27)	2,575	2,353,524
2.70%, 04/15/25 (Call 03/15/25)(a)	47	44,824
2.80%, 09/14/27 (Call 06/14/27)	805	740,584
2.88%, 04/15/27 (Call 03/15/27)(a)	1,035	962,343
3.00%, 04/01/26 (Call 01/01/26)	220	207,702
3.35%, 09/15/25 (Call 06/15/25)	506	486,322
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	430	397,754
3.10%, 05/03/27 (Call 02/03/27)(a)	805	747,724
3.13%, 09/15/24 (Call 06/15/24)	543	524,918
3.35%, 04/01/27 (Call 03/01/27)	2,260	2,114,682

Security	Par (000)	Value

Retail (continued)
3.38%, 09/15/25 (Call 06/15/25)	$215	$205,260
4.00%, 04/15/25 (Call 03/15/25)	1,191	1,159,069
4.40%, 09/08/25	65	63,879
McDonald’s Corp., 3.38%, 05/26/25 (Call 02/26/25)	37	35,593
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	791	778,739
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	50	44,466
3.80%, 08/15/25 (Call 06/15/25)(a)	8	7,757
4.75%, 02/15/26 (Call 01/15/26)	50	49,524
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	1,515	1,364,909
2.25%, 04/15/25 (Call 03/15/25)	6,096	5,759,867
2.50%, 04/15/26	7,152	6,691,340
3.50%, 07/01/24(a)	1,550	1,515,280
Walgreens Boots Alliance Inc., 3.45%, 06/01/26
(Call 03/01/26)	655	613,637

		28,814,126

Semiconductors — 2.1%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	100	94,524
3.90%, 10/01/25 (Call 07/01/25)(a)	1,818	1,768,714
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	65	61,339
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	1,510	1,402,065
2.88%, 05/11/24 (Call 03/11/24)(a)	704	684,915
3.15%, 05/11/27 (Call 02/11/27)	245	227,727
3.40%, 03/25/25 (Call 02/25/25)	605	585,289
3.70%, 07/29/25 (Call 04/29/25)	402	388,875
3.75%, 03/25/27 (Call 01/25/27)(a)	837	799,511
3.75%, 08/05/27 (Call 07/05/27)	690	655,645
4.88%, 02/10/26	800	792,336
4.88%, 02/10/28 (Call 01/10/28)	540	532,154
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	72	69,371
3.80%, 03/15/25 (Call 12/15/24)(a)	325	316,332
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	25	23,665
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	320	301,821
3.20%, 09/16/26 (Call 06/16/26)	1,335	1,267,209
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)	762	754,441
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	181	169,993
3.15%, 05/01/27 (Call 03/01/27)	170	155,142
3.88%, 06/18/26 (Call 04/18/26)	30	28,482
4.40%, 06/01/27 (Call 05/01/27)	460	440,482
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	20	18,801
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	27	23,769
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	380	334,324
1.38%, 03/12/25 (Call 02/12/25)	2,472	2,301,457
2.63%, 05/15/24 (Call 03/15/24)	1,852	1,797,773
2.90%, 11/03/27 (Call 08/03/27)	10	9,255
4.60%, 02/15/28 (Call 01/15/28)	1,485	1,476,847
4.70%, 11/18/24	300	298,035
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	285	251,780
3.88%, 04/22/27 (Call 03/22/27)	1,285	1,233,497

		19,265,570

26	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	$795	$727,266
3.84%, 05/01/25 (Call 04/01/25)(a)	410	395,019

		1,122,285

Software — 4.7%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	384	362,611
2.15%, 02/01/27 (Call 12/01/26)	10,175	9,248,668
3.25%, 02/01/25 (Call 11/01/24)	962	931,495
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	55	51,610
4.38%, 06/15/25 (Call 03/15/25)	259	254,949
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	990	974,180
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	100	99,155
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	140	122,779
4.70%, 07/15/27 (Call 06/15/27)	960	934,262
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	45	42,017
3.85%, 06/01/25 (Call 03/01/25)(a)	132	127,116
5.45%, 03/02/28 (Call 02/02/28)	300	299,763
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,756	4,315,547
1.35%, 07/15/27 (Call 05/15/27)	220	190,333
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	3,995	3,703,045
2.70%, 02/12/25 (Call 11/12/24)	2,216	2,132,967
3.13%, 11/03/25 (Call 08/03/25)	3,275	3,138,433
3.30%, 02/06/27 (Call 11/06/26)	7,370	7,039,971
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	70	62,540
2.50%, 04/01/25 (Call 03/01/25)	370	348,947
2.65%, 07/15/26 (Call 04/15/26)	32	29,242
2.80%, 04/01/27 (Call 02/01/27)	1,865	1,692,226
2.95%, 05/15/25 (Call 02/15/25)	242	229,508
4.50%, 05/06/28 (Call 04/06/28)	90	86,560
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	221	199,004
1.40%, 09/15/27 (Call 07/15/27)	375	317,753
2.35%, 09/15/24 (Call 08/15/24)	365	348,400
3.80%, 12/15/26 (Call 09/15/26)(a)	5	4,757
Take-Two Interactive Software Inc., 3.70%, 04/14/27 (Call 03/14/27)	410	386,856
VMware Inc.
1.00%, 08/15/24 (Call 03/31/23)	200	186,920
1.40%, 08/15/26 (Call 07/15/26)	3,262	2,814,976
4.50%, 05/15/25 (Call 04/15/25)	1,216	1,190,865
4.65%, 05/15/27 (Call 03/15/27)	30	28,967
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	670	626,108

		42,522,530

Telecommunications — 1.5%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,700	1,444,456
2.30%, 06/01/27 (Call 04/01/27)	55	49,043
3.80%, 02/15/27 (Call 11/15/26)	65	61,727
4.25%, 03/01/27 (Call 12/01/26)	50	48,500
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	75	69,376

Security	Par (000)	Value

Telecommunications (continued)
2.95%, 02/28/26	$80	$75,779
3.50%, 06/15/25(a)	2,209	2,141,272
Motorola Solutions Inc., 4.00%, 09/01/24	120	117,637
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	635	580,352
3.20%, 03/15/27 (Call 02/15/27)(d)	970	892,196
3.63%, 12/15/25 (Call 09/15/25)	1,465	1,391,560
Telefonica Emisiones SA, 4.10%, 03/08/27	20	18,943
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	85	78,039
3.70%, 09/15/27 (Call 06/15/27)	110	103,755
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)	766	733,729
3.75%, 04/15/27 (Call 02/15/27)	80	75,223
4.95%, 03/15/28 (Call 02/15/28)	255	250,382
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	28	25,065
2.63%, 08/15/26	760	697,809
3.00%, 03/22/27 (Call 01/22/27)(a)	2,625	2,421,090
3.38%, 02/15/25(a)	176	169,991
3.50%, 11/01/24 (Call 08/01/24)	124	120,810
4.13%, 03/16/27	230	221,315
Vodafone Group PLC, 4.13%, 05/30/25	1,918	1,867,135

		13,655,184

Toys, Games & Hobbies — 0.5%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	1,991	1,908,473
3.50%, 09/15/27 (Call 06/15/27)	350	320,883
3.55%, 11/19/26 (Call 09/19/26)	2,070	1,924,003

		4,153,359

Transportation — 1.5%
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	67	62,717
2.95%, 11/21/24 (Call 08/21/24)	269	258,649
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	5	4,426
2.90%, 02/01/25 (Call 11/01/24)	115	109,678
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	107	104,145
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	70	65,020
3.15%, 06/01/27 (Call 03/01/27)(a)	25	23,087
3.65%, 08/01/25 (Call 06/01/25)	95	91,262
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	3,125	2,760,781
2.50%, 09/01/24 (Call 08/01/24)	2,878	2,746,332
2.85%, 03/01/27 (Call 02/01/27)	580	526,594
2.90%, 12/01/26 (Call 10/01/26)	850	773,143
3.35%, 09/01/25 (Call 08/01/25)	1,681	1,592,546
3.65%, 03/18/24 (Call 02/18/24)	2,469	2,416,460
4.30%, 06/15/27 (Call 05/15/27)(a)	525	504,609
4.63%, 06/01/25 (Call 05/01/25)	637	622,279
5.65%, 03/01/28 (Call 02/01/28)	310	310,167
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	10	9,050
3.00%, 04/15/27 (Call 01/15/27)(a)	10	9,309
3.25%, 01/15/25 (Call 10/15/24)(a)	37	35,719
3.25%, 08/15/25 (Call 05/15/25)	147	140,755
3.75%, 07/15/25 (Call 05/15/25)	60	58,220

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	$172	$164,585
2.40%, 11/15/26 (Call 08/15/26)	80	73,710
2.80%, 11/15/24 (Call 09/15/24)	95	91,477
3.90%, 04/01/25 (Call 03/01/25)	281	274,633

		13,829,353

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	158	150,166
3.25%, 09/15/26 (Call 06/15/26)	45	41,685
3.85%, 03/30/27 (Call 12/30/26)(a)	15	14,071

		205,922

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	55	48,246
3.38%, 01/20/27 (Call 12/20/26)	330	291,449

		339,695

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)(a)	352	339,106
3.85%, 03/01/24 (Call 12/01/23)	10	9,836

		348,942

Total Long-Term Investments — 99.1%
(Cost: $957,138,456)		895,308,406

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	38,021	38,044,249

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	960	$960,000

Total Short-Term Securities — 4.3% (Cost: $38,975,192)		39,004,249

Total Investments — 103.4% (Cost: $996,113,648)		934,312,655

Liabilities in Excess of Other Assets — (3.4)%		(30,821,203)

Net Assets — 100.0%		$903,491,452

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$29,636,964	$8,390,271	(a)	$—		$(9,194)	$26,208	$38,044,249	38,021	$87,448	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,760,000	—		(1,800,000	)(a)	—	—	960,000	960	92,222		9

						$(9,194)	$26,208	$39,004,249		$179,670		$9

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

28	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets

Corporate Bonds & Notes	$—	$895,308,406	$—	$895,308,406

Money Market Funds	39,004,249	—	—	39,004,249

	$39,004,249	$895,308,406	$—	$934,312,655

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Ally Auto Receivables Trust 2022-35.07%, 04/15/27	$1,780	$1,775,400
American Express Credit Account Master Trust
3.75%, 08/15/27	2,000	1,938,885
Series 2022-2, Class A, 3.39%, 05/15/27	1,000	964,259
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	100	94,347
GM Financial Consumer Automobile Receivables Trust
Series 2021-1, Class A4, 0.54%, 05/17/27 (Call 12/16/24)	850	786,394
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 05/15/25)	1,000	911,809

Total Asset-Backed Securities — 0.3% (Cost: $6,699,821)		6,471,094

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.8%
Bank, Series 2017-BNK5, Class A4, 3.13%, 06/15/60
(Call 07/15/27)	850	776,411
BBCMS Mortgage Trust
Series 2020-C7, Class A5, 2.04%, 04/15/53
(Call 04/15/30)	670	546,428
Series 2021-C11, Class A5, 2.32%, 09/15/54	2,000	1,618,412
Benchmark Mortgage Trust
3.93%, 03/15/52 (Call 02/15/29)	1,500	1,431,751
4.45%, 05/15/55 (Call 05/15/32)(a)	2,000	1,901,405
Series 2018-B4, Class A5, 4.12%, 07/15/51
(Call 07/15/28)(a)	100	94,851
Series 2018-B4, Class ASB, 4.06%, 07/15/51
(Call 07/15/28)(a)	250	240,184
Series 2018-B6, Class AAB, 4.17%, 10/10/51
(Call 10/10/28)	250	241,093
Series 2019-B11, Class A4, 3.28%, 05/15/52
(Call 06/15/29)	100	90,501
Series 2020-B21, Class A4, 1.70%, 12/17/53
(Call 12/15/30)	1,200	948,098
Series 2020-B21, Class A5, 1.98%, 12/17/53
(Call 12/15/30)	800	635,285
CD Mortgage Trust, 3.35%, 11/10/49 (Call 11/10/26)	1,753	1,680,180
COMM Mortgage Trust, Series 2014-UBS3, Class A4,
3.82%, 06/10/47 (Call 06/10/24)	720	702,082
Commission Mortgage Trust, Series 2014-CR17, Class A5,
3.98%, 05/10/47 (Call 05/10/24)	585	572,407
GS Mortgage Securities Trust, Series 2015-GC30,
Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	237,816
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3, Class A5, 2.87%, 08/15/49
(Call 09/15/26)	100	91,455
JPMCC Commercial Mortgage Securities Trust, 3.28%,
07/15/50 (Call 06/15/27)	1,289	1,227,739
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47
(Call 07/15/26)	32	31,678
Series 2014-C19, Class A4, 3.53%, 12/15/47
(Call 10/15/26)	100	96,245
Series 2015-C27, Class A4, 3.75%, 12/15/47
(Call 11/15/25)	250	238,044
Series 2016-C31, Class A5, 3.10%, 11/15/49
(Call 11/15/26)	500	459,844

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS,
3.49%, 11/15/52 (Call 11/15/29)	$82	$71,771
SG Commercial Mortgage Securities Trust, Series
2016-C5, Class C5, 2.90%, 10/10/48 (Call 07/10/26)	776	744,764
UBS Commercial Mortgage Trust, Series 2018-C12,
Class ASB, 4.19%, 08/15/51 (Call 08/15/28)	400	387,241
Wells Fargo Commercial Mortgage Trust
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	460	370,890
Class ASB, 4.17%, 05/15/51 (Call 05/15/28)	1,000	965,357
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	477,402
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	1,000	921,629
Series 2019-C51, Class A4, 3.31%, 06/15/52 (Call 06/15/29)	2,000	1,784,154
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	130	108,558
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A5, 3.68%, 08/15/47 (Call 08/15/24)	635	616,508
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 12/15/24)	213	205,064

		20,515,247

Total Collaterized Mortgage Obligations — 0.8% (Cost: $23,842,933)		20,515,247

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 5.40%,
10/01/48 (Call 04/01/48)	215	203,308
WPP Finance 2010, 3.75%, 09/19/24	1,040	1,007,937

		1,211,245

Aerospace & Defense — 0.3%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	20	18,850
4.95%, 08/15/25 (Call 05/15/25)	805	784,255
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	332	285,696
3.83%, 04/27/25 (Call 01/27/25)	245	236,768
4.40%, 06/15/28 (Call 03/15/28)	537	516,546
4.85%, 04/27/35 (Call 10/27/34)	340	323,027
5.05%, 04/27/45 (Call 10/27/44)	109	100,922
6.15%, 12/15/40	89	93,226
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	78,169
2.25%, 07/01/30 (Call 04/01/30)	394	326,271
2.38%, 03/15/32 (Call 12/15/31)	165	132,970
2.65%, 11/01/26 (Call 08/01/26)	25	23,013
3.13%, 05/04/27 (Call 02/04/27)	242	224,295
3.13%, 07/01/50 (Call 01/01/50)	126	88,652
3.75%, 11/01/46 (Call 05/01/46)	252	198,301
3.95%, 08/16/25 (Call 06/16/25)	470	456,591
4.05%, 05/04/47 (Call 11/04/46)	162	134,167
4.13%, 11/16/28 (Call 08/16/28)	541	515,156
4.15%, 05/15/45 (Call 11/16/44)	270	225,113
4.35%, 04/15/47 (Call 10/15/46)	227	197,032
4.45%, 11/16/38 (Call 05/16/38)	90	81,313
4.50%, 06/01/42	358	321,785

30	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.63%, 11/16/48 (Call 05/16/48)	$214	$194,453
4.70%, 12/15/41	27	24,770
4.80%, 12/15/43 (Call 06/15/43)	55	50,328
4.88%, 10/15/40	100	93,492
5.00%, 02/27/26 (Call 01/27/26)	75	74,887
5.15%, 02/27/33 (Call 11/27/32)	125	124,346
5.38%, 02/27/53 (Call 08/27/52)	95	95,437
5.40%, 05/01/35	10	9,988
6.05%, 06/01/36	15	15,774
6.13%, 07/15/38	130	138,312
7.50%, 09/15/29	5	5,654

		6,189,559

Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	425	391,289
2.70%, 09/15/51 (Call 03/15/51)	135	90,056
2.90%, 03/01/32 (Call 12/01/31)	50	43,053
3.25%, 03/27/30 (Call 12/27/29)	203	182,686
3.75%, 09/15/47 (Call 03/15/47)	74	60,856
4.02%, 04/16/43	8	6,833
4.50%, 03/15/49 (Call 09/15/48)	55	50,253
4.54%, 03/26/42	42	38,474
5.94%, 10/01/32	107	114,376
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,195	1,089,888
2.75%, 05/14/31 (Call 02/14/31)	525	431,760
3.25%, 08/15/26 (Call 05/15/26)	1,036	964,775
3.75%, 09/25/27 (Call 06/25/27)	849	797,899

		4,262,198

Airlines — 0.0%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	185	154,027
3.45%, 11/16/27 (Call 08/16/27)	45	41,378

		195,405

Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	20	16,107
3.38%, 11/01/46 (Call 05/01/46)	55	42,357
3.38%, 03/27/50 (Call 09/27/49)	178	138,493
3.63%, 05/01/43 (Call 11/01/42)	44	36,057
3.88%, 11/01/45 (Call 05/01/45)	247	211,800
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	620	605,411
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	32	30,218
4.25%, 04/01/25 (Call 01/01/25)	5	4,878
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	225	210,796
2.80%, 04/23/27 (Call 02/23/27)	51	46,211
2.95%, 04/23/30 (Call 01/23/30)	310	256,017

		1,598,345

Auto Manufacturers — 0.1%
American Honda Finance Corp.
2.30%, 09/09/26	75	68,361
2.35%, 01/08/27	140	127,448
3.50%, 02/15/28	195	182,428
4.70%, 01/12/28	100	98,604
4.75%, 01/12/26	60	59,509

Security	Par (000)	Value

Auto Manufacturers (continued)
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	$434	$344,027
4.88%, 10/01/43 (Call 04/01/43)	322	307,967
General Motors Co.
5.00%, 04/01/35	90	79,907
5.15%, 04/01/38 (Call 10/01/37)	95	82,073
5.20%, 04/01/45	214	176,501
5.40%, 04/01/48 (Call 10/01/47)	157	130,742
5.95%, 04/01/49 (Call 10/01/48)	150	134,995
6.25%, 10/02/43	120	112,937
6.60%, 04/01/36 (Call 10/01/35)	116	115,972
6.75%, 04/01/46 (Call 10/01/45)	149	146,908
General Motors Financial Co. Inc.
2.40%, 10/15/28 (Call 08/15/28)	35	29,289
2.70%, 06/10/31 (Call 03/10/31)	50	39,127
3.10%, 01/12/32 (Call 10/12/31)	20	15,917
3.60%, 06/21/30 (Call 03/21/30)	20	17,140
4.30%, 04/06/29 (Call 02/06/29)	10	9,116
6.40%, 01/09/33 (Call 10/09/32)	150	150,565
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	307	379,814
Toyota Motor Credit Corp.
2.15%, 02/13/30	77	65,569
3.05%, 01/11/28	57	52,453
3.20%, 01/11/27	95	89,252
3.38%, 04/01/30	115	105,193
3.65%, 01/08/29	66	61,985
4.40%, 09/20/24	50	49,446
4.55%, 09/20/27	50	49,201
4.63%, 01/12/28	65	64,164
4.70%, 01/12/33	70	68,644

		3,415,254

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	364	219,190
4.35%, 03/15/29 (Call 12/15/28)	105	99,276
4.40%, 10/01/46 (Call 04/01/46)	54	40,824
5.40%, 03/15/49 (Call 09/15/48)	307	266,777
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	70	51,225
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	36	27,990
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	229	195,838
3.55%, 01/15/52 (Call 07/15/51)	65	40,600
3.80%, 09/15/27 (Call 06/15/27)	111	103,686
4.25%, 05/15/29 (Call 02/15/29)	132	120,779
5.25%, 05/15/49 (Call 11/15/48)	112	94,585
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	85	82,969
4.15%, 10/01/25 (Call 07/01/25)	60	58,120

		1,401,859

Banks — 5.8%
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	230	221,386
Banco Bilbao Vizcaya Argentaria SA 1.13%, 09/18/25	6,432	5,762,557
5.86%, 09/14/26 (Call 09/14/25), (1 year CMT + 2.300%)(a)	550	546,271

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1 year CMT + 0.900%)(a)	$25	$21,563
3.23%, 11/22/32 (Call 08/22/31), (1 year CMT + 1.600%)(a)	425	328,066
4.18%, 03/24/28 (Call 03/24/27), (1 year CMT + 2.000%)(a)	125	116,740
4.38%, 04/12/28	215	202,023
5.18%, 11/19/25	175	172,508
Bank of America Corp.
1.84%, 02/04/25 (Call 02/04/24), (1 day SOFR + 0.670%)(a)	30	28,916
1.92%, 10/24/31 (Call 10/24/30), (1 day SOFR + 1.370%)(a)	15	11,635
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	65	60,554
2.30%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.220%)(a)	55	43,019
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	161	152,770
2.48%, 09/21/36 (Call 09/21/31), (5 year CMT + 1.200%)(a)	265	198,472
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	253	208,229
2.55%, 02/04/28 (Call 02/04/27), (1 day SOFR + 1.050%)(a)	50	44,716
2.59%, 04/29/31 (Call 04/29/30), (1 day SOFR + 2.150%)(a)	294	242,841
2.68%, 06/19/41 (Call 06/19/40), (1 day SOFR + 1.930%)(a)	140	96,120
2.69%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.320%)(a)	160	129,770
2.83%, 10/24/51 (Call 10/24/50), (1 day SOFR + 1.880%)(a)	104	66,546
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	168	142,321
2.97%, 02/04/33 (Call 02/04/32), (1 day SOFR + 1.330%)(a)	377	308,571
2.97%, 07/21/52 (Call 07/21/51), (1 day SOFR + 1.560%)(a)	292	190,804
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	235	225,668
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	175	151,917
3.25%, 10/21/27 (Call 10/21/26)	175	161,226
3.31%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.580%)(a)	65	48,423
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	220	210,569
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	190	173,415
3.50%, 04/19/26	132	126,081
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	185	173,904
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	205	189,260
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	257	239,141
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	105	98,696

Security	Par (000)	Value

Banks (continued)
3.84%, 04/25/25 (Call 04/27/24), (1 day SOFR + 1.110%)(a)	$50	$48,963
3.85%, 03/08/37 (Call 03/08/32), (5 year CMT + 2.000%)(a)	140	118,066
3.88%, 08/01/25	95	92,251
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(a)	216	171,761
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	230	213,323
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	176	161,079
4.00%, 01/22/25	170	165,646
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(a)	135	113,207
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(a)	691	555,592
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	325	281,193
4.25%, 10/22/26	97	93,221
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	160	150,237
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	418	350,585
4.38%, 04/27/28 (Call 04/27/27), (1 day SOFR + 1.580%)(a)	50	47,789
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	450	388,368
4.45%, 03/03/26	90	87,530
4.57%, 04/27/33 (Call 04/27/32), (1 day SOFR + 1.830%)(a)	675	627,304
4.83%, 07/22/26 (Call 07/22/25), (1 day SOFR + 1.750%)(a)	135	132,848
4.88%, 04/01/44	96	88,588
4.95%, 07/22/28 (Call 07/22/27), (1 day SOFR + 2.040%)(a)	140	136,976
5.00%, 01/21/44	353	334,736
5.02%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.160%)(a)	365	351,141
5.88%, 02/07/42	364	379,812
6.11%, 01/29/37	330	339,253
6.20%, 11/10/28 (Call 11/10/27), (1 day SOFR + 1.999%)(a)	105	107,943
7.75%, 05/14/38	200	235,610
Series L, 3.95%, 04/21/25	140	135,765
Series L, 4.18%, 11/25/27 (Call 11/25/26)	190	181,057
Series L, 4.75%, 04/21/45	157	142,628
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1 day SOFR + 1.220%)(a)	15	12,206
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1 day SOFR + 1.650%)(a)	275	201,902
Bank of America NA, 6.00%, 10/15/36	342	353,454
Bank of Montreal
1.25%, 09/15/26	150	130,983
1.85%, 05/01/25	390	362,680
2.50%, 06/28/24	475	457,078
2.65%, 03/08/27	200	182,332
3.80%, 12/15/32 (Call 12/15/27), (5 year USD Swap + 1.432%)(a)	560	500,713
4.34%, 10/05/28 (Call 10/05/23), (5 year USD Swap + 1.280%)(a)	170	167,603

32	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.97%, 01/10/25, (1 day SOFR + 0.465%)(a)	$50	$49,858
5.20%, 02/01/28 (Call 01/01/28)	150	149,308
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	418	387,440
2.05%, 01/26/27 (Call 12/26/26)	190	170,424
2.10%, 10/24/24	292	277,905
2.45%, 08/17/26 (Call 05/17/26)	218	200,022
2.50%, 01/26/32 (Call 10/26/31)	100	81,586
2.80%, 05/04/26 (Call 02/04/26)	266	248,308
3.00%, 10/30/28 (Call 07/30/28)	159	141,985
3.25%, 09/11/24 (Call 08/11/24)	160	155,306
3.25%, 05/16/27 (Call 02/16/27)	82	76,840
3.30%, 08/23/29 (Call 05/23/29)	270	241,188
3.35%, 04/25/25 (Call 03/25/25)	200	192,614
3.40%, 01/29/28 (Call 10/29/27)	265	245,562
3.43%, 06/13/25 (Call 06/13/24), (1 day SOFR + 0.565%)(a)	95	92,637
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	459	431,584
3.85%, 04/28/28	275	260,892
3.85%, 04/26/29 (Call 02/26/29)	200	187,184
3.95%, 11/18/25 (Call 10/18/25)	249	241,540
3.99%, 06/13/28 (Call 06/13/27), (1 day SOFR + 1.151%)(a)	100	95,827
4.54%, 02/01/29 (Call 02/01/28)	100	97,107
4.71%, 02/01/34 (Call 02/01/33)	100	96,066
5.80%, 10/25/28 (Call 10/25/27), (1 day SOFR + 1.802%)(a)	40	40,974
5.83%, 10/25/33 (Call 10/25/32), (1 day SOFR + 2.074%)(a)	180	187,441
Series G, 3.00%, 02/24/25 (Call 01/24/25)	235	225,393
Series J, 1.90%, 01/25/29 (Call 11/25/28)	200	167,368
Bank of Nova Scotia (The)
0.65%, 07/31/24	160	149,686
0.70%, 04/15/24	2,305	2,187,076
1.05%, 03/02/26	1,000	881,170
1.30%, 06/11/25(b)	1,137	1,038,445
1.30%, 09/15/26	300	261,009
1.45%, 01/10/25	100	93,136
1.95%, 02/02/27	200	178,084
2.15%, 08/01/31	1,815	1,441,981
2.20%, 02/03/25	890	839,047
2.44%, 03/11/24	3,630	3,525,311
2.45%, 02/02/32	200	161,090
2.70%, 08/03/26	601	551,526
3.45%, 04/11/25	800	769,184
4.50%, 12/16/25	1,146	1,110,864
4.75%, 02/02/26	100	98,372
4.85%, 02/01/30	100	97,017
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1 year CMT + 1.050%)(a)	260	228,894
2.89%, 11/24/32 (Call 11/24/31), (1 year CMT + 1.300%)(a)	165	128,423
3.56%, 09/23/35 (Call 09/23/30), (5 year CMT + 2.900%)(a)	425	340,093
3.65%, 03/16/25	160	153,616
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	385	374,874
4.34%, 01/10/28 (Call 01/10/27)	125	116,724

Security	Par (000)	Value

Banks (continued)
4.38%, 09/11/24	$35	$34,143
4.38%, 01/12/26	395	381,740
4.84%, 05/09/28 (Call 05/07/27)	315	295,057
4.95%, 01/10/47	325	290,592
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	280	259,319
5.20%, 05/12/26	240	233,652
5.30%, 08/09/26 (Call 08/09/25), (1 year CMT + 2.300%)(a)	270	264,781
5.50%, 08/09/28 (Call 08/09/27), (1 year CMT + 2.650%)(a)	290	284,058
7.33%, 11/02/26 (Call 11/02/25), (1 year CMT + 3.050%)(a)	200	206,832
7.39%, 11/02/28 (Call 11/02/27), (1 year CMT + 3.300%)(a)	200	210,302
7.44%, 11/02/33 (Call 11/02/32), (1 year CMT + 3.500%)(a)	200	215,712
BNP Paribas SA, 4.25%, 10/15/24	235	229,574
BPCE SA
3.38%, 12/02/26	370	344,981
4.00%, 04/15/24	75	73,818
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	150	139,756
2.25%, 01/28/25	389	367,383
3.10%, 04/02/24	582	567,636
3.60%, 04/07/32 (Call 03/07/32)	40	35,295
3.95%, 08/04/25	200	193,728
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(a)	35	28,082
2.57%, 06/03/31 (Call 06/03/30), (1 day SOFR + 2.107%)(a)	160	131,190
2.67%, 01/29/31 (Call 01/29/30), (1 day SOFR + 1.146%)(a)	212	176,588
2.98%, 11/05/30 (Call 11/05/29), (1 day SOFR + 1.422%)(a)	165	140,623
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(a)	301	285,793
3.20%, 10/21/26 (Call 07/21/26)	95	88,389
3.30%, 04/27/25	55	52,655
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	270	262,742
3.40%, 05/01/26	120	113,328
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	115	105,372
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	135	125,046
3.70%, 01/12/26	362	347,339
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(a)	302	262,664
3.88%, 03/26/25	120	116,099
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(a)	330	271,402
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	90	84,658
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	235	214,480
4.00%, 08/05/24	25	24,584
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	131	121,937

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.13%, 07/25/28	$141	$131,862
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	114	96,734
4.30%, 11/20/26	160	153,378
4.40%, 06/10/25	165	161,431
4.41%, 03/31/31 (Call 03/31/30), (1 day SOFR + 3.914%)(a)	255	237,515
4.45%, 09/29/27	392	374,642
4.60%, 03/09/26	100	97,380
4.65%, 07/30/45	249	220,430
4.65%, 07/23/48 (Call 06/23/48)	400	357,992
4.66%, 05/24/28 (Call 05/24/27), (1 day SOFR + 1.887%)(a)	25	24,196
4.75%, 05/18/46	270	232,537
5.30%, 05/06/44	181	170,245
5.32%, 03/26/41 (Call 03/26/40), (1 day SOFR + 4.548%)(a)	130	126,447
5.50%, 09/13/25	343	344,622
5.88%, 02/22/33	36	36,293
5.88%, 01/30/42	250	260,320
6.00%, 10/31/33	92	93,434
6.63%, 01/15/28	63	67,409
6.63%, 06/15/32	282	297,676
6.68%, 09/13/43	126	138,740
8.13%, 07/15/39	389	493,956
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	265	253,247
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	70	57,871
2.85%, 07/27/26 (Call 04/25/26)	112	103,767
3.25%, 04/30/30 (Call 01/30/30)	95	82,974
4.30%, 12/03/25 (Call 11/03/25)	145	140,608
5.64%, 05/21/37 (Call 05/21/32), (5 year CMT + 2.750%)(a)	55	51,662
Comerica Bank, 4.00%, 07/27/25	100	96,247
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	234	218,111
Cooperatieve Rabobank UA
3.75%, 07/21/26	145	136,146
4.38%, 08/04/25	100	96,959
5.25%, 05/24/41	181	188,588
5.25%, 08/04/45	107	101,435
5.75%, 12/01/43	117	117,860
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	110	105,714
Credit Suisse AG/New York NY
3.63%, 09/09/24	2,000	1,889,520
3.70%, 02/21/25	15	14,000
4.75%, 08/09/24	1,000	963,140
7.50%, 02/15/28	250	252,265
7.95%, 01/09/25	250	252,282
Credit Suisse Group AG
3.75%, 03/26/25	830	761,774
4.55%, 04/17/26	285	254,645
4.88%, 05/15/45	235	171,256
Deutsche Bank AG
4.10%, 01/13/26	205	197,524
6.12%, 07/14/26 (Call 07/14/25), (1 day SOFR + 3.190%)(a)	295	294,755
7.08%, 02/10/34 (Call 02/10/33), (1 day SOFR + 3.650%)(a)	200	194,556
Deutsche Bank AG/London, 3.70%, 05/30/24	216	210,911

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(a)	$10	$8,967
2.31%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(a)	265	230,288
2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(a)	290	252,372
3.04%, 05/28/32 (Call 05/28/31), (1 day SOFR + 1.718%)(a)	180	142,132
3.55%, 09/18/31 (Call 09/18/30), (1 day SOFR + 3.043%)(a)	405	339,098
3.70%, 05/30/24	175	170,394
3.96%, 11/26/25 (Call 11/26/24), (1 day SOFR + 2.581%)(a)	40	38,388
4.10%, 01/13/26	60	57,455
4.88%, 12/01/32 (Call 12/01/27), (5 year USD ICE Swap + 2.553%)(a)	225	199,078
6.72%, 01/18/29 (Call 01/18/28), (1 day SOFR + 3.180%)(a)	150	151,572
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	125	101,985
3.45%, 07/27/26 (Call 04/27/26)	45	41,884
4.65%, 09/13/28 (Call 06/13/28)	260	247,117
Fifth Third Bancorp.
6.36%, 10/27/28 (Call 10/27/27), (1 day SOFR + 2.192%)(a)	50	51,514
8.25%, 03/01/38	156	194,401
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	20	20,008
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	165	124,601
Goldman Sachs Capital I, 6.35%, 02/15/34	175	183,004
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (1 day SOFR + 1.090%)(a)	240	184,404
2.38%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.248%)(a)	205	161,095
2.60%, 02/07/30 (Call 11/07/29)	132	111,011
2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(a)	277	222,639
2.65%, 10/21/32 (Call 10/21/31), (1 day SOFR + 1.264%)(a)	70	55,823
2.91%, 07/21/42 (Call 07/21/41), (1 day SOFR + 1.472%)(a)	80	55,650
3.10%, 02/24/33 (Call 02/24/32), (1 day SOFR + 1.410%)(a)	435	358,549
3.21%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.513%)(a)	117	84,851
3.44%, 02/24/43 (Call 02/24/42), (1 day SOFR + 1.632%)(a)	85	63,299
3.50%, 04/01/25 (Call 03/01/25)	220	211,818
3.50%, 11/16/26 (Call 11/16/25)	373	350,150
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	232	215,554
3.75%, 05/22/25 (Call 02/22/25)	138	133,391
3.75%, 02/25/26 (Call 11/25/25)	165	157,676
3.80%, 03/15/30 (Call 12/15/29)	73	66,249
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	362	331,932
3.85%, 01/26/27 (Call 01/26/26)	377	356,978
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	355	294,362

34	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	$395	$369,969
4.25%, 10/21/25	185	179,287
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	230	199,346
4.48%, 08/23/28 (Call 08/23/27), (1 day SOFR + 1.725%)(a)	200	191,718
4.75%, 10/21/45 (Call 04/21/45)	261	233,104
4.80%, 07/08/44 (Call 01/08/44)	465	417,235
5.15%, 05/22/45	104	96,152
5.95%, 01/15/27	75	76,337
6.13%, 02/15/33	340	359,054
6.25%, 02/01/41	365	390,619
6.45%, 05/01/36	144	149,737
6.75%, 10/01/37	686	730,487
HSBC Bank USA NA, 7.00%, 01/15/39	250	281,152
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1 day SOFR + 1.290%)(a)	90	78,752
2.21%, 08/17/29 (Call 08/17/28), (1 day SOFR + 1.285%)(a)	75	62,223
2.25%, 11/22/27 (Call 11/22/26), (1 day SOFR + 1.100%)(a)	425	373,966
2.63%, 11/07/25 (Call 11/07/24), (1 day SOFR + 1.401%)(a)	387	366,535
2.80%, 05/24/32 (Call 05/24/31), (1 day SOFR + 1.187%)(a)	85	67,805
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	305	298,577
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	255	228,959
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	335	312,800
4.25%, 03/14/24	215	211,764
4.25%, 08/18/25	65	62,875
4.29%, 09/12/26 (Call 09/15/25), (3 mo. LIBOR US + 1.348%)(a)	205	197,409
4.30%, 03/08/26	377	364,540
4.38%, 11/23/26	55	52,902
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	330	310,273
4.76%, 06/09/28 (Call 06/09/27), (1 day SOFR + 2.110%)(a)	50	47,926
4.95%, 03/31/30	270	260,113
6.10%, 01/14/42	255	272,210
6.50%, 05/02/36	555	565,145
6.50%, 09/15/37	585	591,724
6.80%, 06/01/38	345	353,277
7.34%, 11/03/26 (Call 11/03/25), (1 day SOFR + 3.030%)(a)	300	312,252
7.39%, 11/03/28 (Call 11/03/27), (1 day SOFR + 3.350%)(a)	215	227,087
8.11%, 11/03/33 (Call 11/03/32), (1 day SOFR + 4.250%)(a)	355	390,795
HSBC USA Inc., 3.50%, 06/23/24	105	102,314
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31), (5 year CMT + 1.170%)(a)	230	170,313
4.44%, 08/04/28 (Call 08/04/27), (1 day SOFR + 1.970%)(a)	100	95,648

Security	Par (000)	Value

Banks (continued)
5.02%, 05/17/33 (Call 05/17/32), (1 day SOFR + 2.050%)(a)	$67	$64,416
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	434	363,176
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1 day SOFR + 1.316%)(a)	360	291,193
3.55%, 04/09/24	415	405,961
3.95%, 03/29/27	415	393,171
4.25%, 03/28/33 (Call 03/28/32), (1 day SOFR + 2.070%)(a)	80	71,926
4.55%, 10/02/28	165	158,139
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1 day SOFR + 0.490%)(a)	175	162,538
1.47%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(a)	75	65,027
1.76%, 11/19/31 (Call 11/19/30), (3 mo. SOFR + 1.105%)(a)	25	19,256
2.52%, 04/22/31 (Call 04/22/30), (1 day SOFR + 2.040%)(a)	180	148,982
2.55%, 11/08/32 (Call 11/08/31), (1 day SOFR + 1.180%)(a)	235	187,499
2.58%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.250%)(a)	32	25,916
2.74%, 10/15/30 (Call 10/15/29), (1 day SOFR + 1.510%)(a)	176	148,278
2.95%, 10/01/26 (Call 07/01/26)	187	173,998
2.96%, 05/13/31 (Call 05/13/30), (1 day SOFR + 2.515%)(a)	25	21,007
2.96%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.260%)(a)	345	284,235
3.11%, 04/22/41 (Call 04/22/40), (1 day SOFR + 2.460%)(a)	213	157,330
3.11%, 04/22/51 (Call 04/22/50), (1 day SOFR + 2.440%)(a)	418	285,335
3.20%, 06/15/26 (Call 03/15/26)	205	193,034
3.33%, 04/22/52 (Call 04/22/51), (1 day SOFR + 1.580%)(a)	415	294,472
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	152	138,999
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	155	143,674
3.63%, 12/01/27 (Call 12/01/26)	185	172,742
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	230	207,651
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	340	319,508
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	233	194,082
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	296	235,125
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	160	152,906
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	346	277,969
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	117	108,763
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	290	236,277

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.13%, 12/15/26	$164	$157,773
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	180	168,638
4.25%, 10/01/27	90	86,526
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	364	307,555
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	329	311,816
4.49%, 03/24/31 (Call 03/24/30), (3 mo. SOFR + 3.790%)(a)	182	171,677
4.59%, 04/26/33 (Call 04/26/32), (1 day SOFR + 1.800%)(a)	407	379,536
4.85%, 02/01/44	176	164,864
4.91%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.080%)(a)	165	157,930
4.95%, 06/01/45	132	121,224
5.40%, 01/06/42	300	298,080
5.50%, 10/15/40	275	277,973
5.60%, 07/15/41	330	335,851
5.63%, 08/16/43	219	217,629
5.72%, 09/14/33 (Call 09/14/32), (1 day SOFR + 2.580%)(a)	300	297,093
6.40%, 05/15/38	355	389,375
7.63%, 10/15/26	105	113,237
7.75%, 07/15/25	10	10,525
8.00%, 04/29/27	312	349,403
8.75%, 09/01/30	30	35,066
KeyBank NA/Cleveland OH
3.90%, 04/13/29 (Call 03/13/29)	32	28,848
6.95%, 02/01/28	30	31,510
KeyCorp
2.25%, 04/06/27	50	44,508
2.55%, 10/01/29	240	203,071
4.10%, 04/30/28	105	99,586
4.15%, 10/29/25	81	78,848
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	893	515,850
0.00%, 06/29/37(c)	620	340,826
0.38%, 07/18/25	650	587,574
0.63%, 01/22/26	905	809,070
0.75%, 09/30/30	515	403,193
1.75%, 09/14/29	676	584,037
2.00%, 05/02/25	1,523	1,435,473
2.50%, 11/20/24	1,885	1,806,848
2.88%, 04/03/28	1,552	1,453,029
3.75%, 02/15/28	1,120	1,094,173
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25), (1 year CMT + 1.000%)(a)	60	56,233
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	245	222,431
3.75%, 01/11/27	215	200,926
3.87%, 07/09/25 (Call 07/09/24), (1 year CMT + 3.500%)(a)	400	389,568
3.90%, 03/12/24	90	88,461
4.34%, 01/09/48	275	211,758
4.38%, 03/22/28	315	298,047
4.45%, 05/08/25	440	429,321
4.50%, 11/04/24	432	423,010
4.55%, 08/16/28	85	80,484

Security	Par (000)	Value

Banks (continued)
4.58%, 12/10/25	$265	$254,930
4.65%, 03/24/26	215	207,226
5.30%, 12/01/45	10	9,004
5.87%, 03/06/29 (Call 03/06/28)	300	300,210
7.95%, 11/15/33 (Call 11/15/32), (1 year CMT + 3.750%)(a)	275	300,690
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	265	243,233
3.20%, 07/18/29	80	70,307
3.29%, 07/25/27	170	157,534
3.68%, 02/22/27	10	9,538
3.74%, 03/07/29	95	86,995
3.78%, 03/02/25	126	122,341
3.85%, 03/01/26	255	243,612
3.96%, 03/02/28	50	47,118
4.05%, 09/11/28	70	65,606
4.15%, 03/07/39	99	86,422
4.29%, 07/26/38	100	89,693
5.42%, 02/22/29 (Call 02/22/28)	290	287,976
5.72%, 02/20/26 (Call 02/20/25)	400	399,464
Mizuho Financial Group Inc.
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	50	46,187
2.56%, 09/13/31	225	175,000
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	57	46,616
2.87%, 09/13/30 (Call 09/13/29), (1 day SOFR + 1.572%)(a)	15	12,631
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	222	191,060
3.66%, 02/28/27	45	42,190
4.02%, 03/05/28	25	23,547
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	139	130,140
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (1 day SOFR + 1.034%)(a)	120	91,262
1.93%, 04/28/32 (Call 04/28/31), (1 day SOFR + 1.020%)(a)	65	49,720
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(a)	547	509,432
2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(a)	245	190,642
2.48%, 09/16/36 (Call 09/16/31), (1 day SOFR + 1.360%)(a)	265	197,573
2.51%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.200%)(a)	225	177,748
2.70%, 01/22/31 (Call 01/22/30), (1 day SOFR + 1.143%)(a)	187	156,199
2.72%, 07/22/25 (Call 07/22/24), (1 day SOFR + 1.152%)(a)	145	139,035
2.80%, 01/25/52 (Call 07/25/51), (1 day SOFR + 1.430%)(a)	205	132,016
3.13%, 07/27/26	180	167,567
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	387	357,944
3.62%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.120%)(a)	294	260,175
3.63%, 01/20/27	290	274,291
3.70%, 10/23/24	385	375,059

36	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	$429	$396,529
3.88%, 01/27/26	185	178,046
3.95%, 04/23/27	335	316,615
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	530	447,426
4.00%, 07/23/25	156	151,992
4.30%, 01/27/45	450	386,986
4.35%, 09/08/26	305	293,355
4.38%, 01/22/47	282	245,456
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	97	91,375
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(a)	160	142,160
4.68%, 07/17/26 (Call 07/17/25), (1 day SOFR + 1.669%)(a)	85	83,357
4.89%, 07/20/33 (Call 07/20/32), (1 day SOFR + 2.076%)(a)	45	42,736
5.00%, 11/24/25	286	283,020
5.12%, 02/01/29 (Call 02/01/28), (1 day SOFR + 1.730%)(a)	40	39,297
5.30%, 04/20/37 (Call 04/20/32), (1 day SOFR + 2.620%)(a)	205	190,724
5.60%, 03/24/51 (Call 03/24/50), (1 day SOFR + 4.480%)(a)	458	473,448
6.25%, 08/09/26	355	365,164
6.34%, 10/18/33 (Call 10/18/32), (1 day SOFR + 2.560%)(a)	240	253,097
6.38%, 07/24/42	451	496,429
7.25%, 04/01/32	444	502,879
Series F, 3.88%, 04/29/24	360	354,431
National Australia Bank Ltd.
4.94%, 01/12/28	250	249,255
4.97%, 01/12/26	250	248,897
National Australia Bank Ltd./New York
2.50%, 07/12/26	332	304,756
3.38%, 01/14/26	100	95,159
National Bank of Canada, 3.75%, 06/09/25 (Call 06/09/24), (1 day SOFR + 1.009%)(a)	610	595,909
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30), (5 year CMT + 2.350%)(a)	285	219,986
3.75%, 11/01/29 (Call 11/01/24), (5 year CMT + 2.100%)(a)	480	451,536
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	752	738,795
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	259	239,378
4.80%, 04/05/26	460	448,045
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	170	162,624
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	440	421,001
6.02%, 03/02/34 (Call 03/02/33)	300	300,177
7.47%, 11/10/26 (Call 11/10/25), (1 year CMT + 2.850%)(a)	300	311,871
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	721	655,281
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	960	871,114

Security	Par (000)	Value

Banks (continued)
3.65%, 08/03/28 (Call 05/03/28)	$284	$268,633
3.95%, 10/30/25	510	493,195
6.13%, 11/02/32 (Call 08/02/32)	130	137,094
Oesterreichische Kontrollbank AG, 1.50%, 02/12/25	1,124	1,052,278
PNC Bank NA
2.70%, 10/22/29	165	140,103
2.95%, 02/23/25 (Call 01/23/25)	190	181,832
3.10%, 10/25/27 (Call 09/25/27)	520	483,376
3.25%, 01/22/28 (Call 12/23/27)	45	41,835
3.88%, 04/10/25 (Call 03/10/25)	855	828,589
4.05%, 07/26/28	110	103,786
2.50%, 08/27/24 (Call 07/27/24)	566	544,011
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	43,901
2.20%, 11/01/24 (Call 10/02/24)	192	183,199
2.55%, 01/22/30 (Call 10/24/29)	265	225,573
2.60%, 07/23/26 (Call 05/24/26)	316	291,943
3.15%, 05/19/27 (Call 04/19/27)	260	243,152
3.45%, 04/23/29 (Call 01/23/29)	523	481,134
4.76%, 01/26/27 (Call 01/26/26), (1 day SOFR + 1.085%)(a)	95	93,532
5.07%, 01/24/34 (Call 01/24/33), (1 day SOFR + 1.933%)(a)	115	111,392
5.35%, 12/02/28 (Call 12/02/27), (1 day SOFR + 1.620%)(a)	135	135,259
Regions Bank/Birmingham AL, 6.45%, 06/26/37	163	169,262
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	100	83,898
7.38%, 12/10/37	168	192,582
Royal Bank of Canada
0.75%, 10/07/24	50	46,547
1.40%, 11/02/26	100	87,249
2.25%, 11/01/24	305	290,290
2.55%, 07/16/24	328	316,061
3.38%, 04/14/25	100	96,204
3.63%, 05/04/27	100	94,351
3.88%, 05/04/32	100	90,382
3.97%, 07/26/24	190	186,502
4.24%, 08/03/27	200	192,212
4.65%, 01/27/26	135	132,002
4.88%, 01/12/26	100	99,155
4.90%, 01/12/28	100	98,578
5.00%, 02/01/33	105	102,443
5.66%, 10/25/24	50	50,343
6.00%, 11/01/27	50	51,483
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1 day SOFR + 1.249%)(a)	115	100,254
3.24%, 10/05/26 (Call 08/05/26)	226	208,252
4.40%, 07/13/27 (Call 04/14/27)	847	804,362
4.50%, 07/17/25 (Call 04/17/25)	552	536,141
5.81%, 09/09/26 (Call 09/09/25), (1 day SOFR + 2.328%)(a)	300	300,234
Santander UK Group Holdings PLC
2.47%, 01/11/28 (Call 01/11/27), (1 day SOFR + 1.220%)(a)	115	100,847
2.90%, 03/15/32 (Call 03/15/31), (1 day SOFR + 1.475%)(a)	50	40,000
6.53%, 01/10/29 (Call 01/10/28)	200	202,492

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1 day SOFR + 0.560%)(a)	$105	$92,748
2.20%, 02/07/28 (Call 02/07/27), (1 day SOFR + 0.730%)(a)	50	44,943
2.35%, 11/01/25 (Call 11/01/24), (1 day SOFR + 0.940%)(a)	345	328,116
2.40%, 01/24/30	390	333,497
2.62%, 02/07/33 (Call 02/07/32), (1 day SOFR + 1.002%)(a)	50	41,062
2.65%, 05/19/26	223	208,318
3.03%, 11/01/34 (Call 11/01/29), (1 day SOFR + 1.490%)(a)	628	536,840
3.55%, 08/18/25	1,123	1,083,133
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	198	195,412
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	42	39,827
4.16%, 08/04/33 (Call 08/04/32), (1 day SOFR + 1.726%)(a)	25	22,930
4.82%, 01/26/34 (Call 01/26/33)	135	130,288
5.75%, 11/04/26 (Call 11/04/25), (1 day SOFR + 1.353%)(a)	55	55,776
5.82%, 11/04/28 (Call 11/04/27), (1 day SOFR + 1.715%)(a)	60	61,451
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	10	9,433
2.45%, 09/27/24	140	133,507
2.63%, 07/14/26	110	100,419
2.70%, 07/16/24	235	226,209
2.72%, 09/27/29	55	46,351
2.75%, 01/15/30	60	50,716
3.01%, 10/19/26	230	211,655
3.04%, 07/16/29	165	142,951
3.20%, 09/17/29	172	147,263
3.35%, 10/18/27	152	139,826
3.36%, 07/12/27	183	169,158
3.45%, 01/11/27	232	216,287
3.54%, 01/17/28	35	32,265
3.78%, 03/09/26	140	133,736
3.94%, 07/19/28	105	98,135
4.31%, 10/16/28(b)	48	45,486
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	299	252,242
3.50%, 01/29/25	110	106,166
Toronto-Dominion Bank (The)
1.25%, 12/13/24	50	46,591
1.45%, 01/10/25	200	186,668
1.95%, 01/12/27	200	178,064
2.45%, 01/12/32	160	129,653
2.65%, 06/12/24	706	682,631
2.80%, 03/10/27	100	91,388
3.63%, 09/15/31 (Call 09/15/26), (5 year USD Swap + 2.205%)(a)	626	582,099
4.29%, 09/13/24	200	196,852
4.69%, 09/15/27	200	195,760
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	365	301,640
2.64%, 09/17/29 (Call 09/17/24), (5 year CMT + 1.150%)(a)	55	51,823

Security	Par (000)	Value

Banks (continued)
3.30%, 05/15/26 (Call 04/15/26)	$40	$37,506
3.63%, 09/16/25 (Call 08/16/25)	5	4,799
4.05%, 11/03/25 (Call 09/03/25)	75	72,884
Truist Financial Corp.
3.70%, 06/05/25 (Call 05/05/25)	105	101,563
3.88%, 03/19/29 (Call 02/19/29)	35	32,500
4.00%, 05/01/25 (Call 03/01/25)	123	119,876
4.12%, 06/06/28 (Call 06/06/27), (1 day SOFR + 1.368%)(a)	65	62,169
4.26%, 07/28/26 (Call 07/28/25), (1 day SOFR + 1.456%)(a)	50	48,746
4.87%, 01/26/29 (Call 01/26/28)	100	98,188
4.92%, 07/28/33 (Call 07/28/32), (1 day SOFR + 2.240%)(a)	50	47,127
5.12%, 01/26/34 (Call 01/26/33)	40	38,926
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	109	100,258
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1 day SOFR + 2.530%)(a)	125	90,917
3.90%, 05/01/45	5	3,968
4.40%, 06/14/46	55	44,975
4.61%, 04/25/53 (Call 04/25/52), (1 day SOFR + 2.130%)(a)	545	472,384
4.65%, 11/04/44	10	8,546
4.75%, 12/07/46	90	77,119
4.90%, 07/25/33 (Call 07/25/32), (1 day SOFR + 2.100%)(a)	305	291,052
4.90%, 11/17/45	520	459,576
5.01%, 04/04/51 (Call 04/04/50), (1 day SOFR + 4.502%)(a)	585	538,756
5.38%, 11/02/43	50	47,304
5.61%, 01/15/44	470	457,897
5.95%, 12/01/86	60	61,966
Westpac Banking Corp.
2.35%, 02/19/25	56	53,007
2.67%, 11/15/35 (Call 11/15/30), (5 year CMT + 1.750%)(a)	60	46,072
2.70%, 08/19/26	130	120,063
2.85%, 05/13/26	635	591,661
2.89%, 02/04/30 (Call 02/04/25), (5 year CMT + 1.350%)(a)	220	204,655
3.02%, 11/18/36 (Call 11/18/31), (5 year CMT + 1.530%)(a)	245	187,770
3.35%, 03/08/27	193	181,476
3.40%, 01/25/28	237	220,194
4.11%, 07/24/34 (Call 07/24/29), (5 year CMT + 2.000%)(a)	349	308,209
4.32%, 11/23/31 (Call 11/23/26), (5 year USD ICE Swap + 2.236%)(a)	334	314,802
5.41%, 08/10/33 (Call 08/10/32), (1 year CMT + 2.680%)(a)	75	71,877
Wintrust Financial Corp., 4.85%, 06/06/29	25	22,791
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	77	64,067

		139,780,740

Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	482	452,251
4.90%, 02/01/46 (Call 08/01/45)	770	706,891

38	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	$165	$147,340
4.70%, 02/01/36 (Call 08/01/35)	456	428,859
4.90%, 02/01/46 (Call 08/01/45)	188	171,772
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	220	200,341
3.65%, 02/01/26 (Call 11/01/25)	676	647,878
4.00%, 04/13/28 (Call 01/13/28)	474	452,656
4.35%, 06/01/40 (Call 12/01/39)	180	157,883
4.38%, 04/15/38 (Call 10/15/37)	249	222,210
4.44%, 10/06/48 (Call 04/06/48)	265	227,995
4.60%, 04/15/48 (Call 10/15/47)	235	207,197
4.75%, 01/23/29 (Call 10/23/28)	417	410,228
4.90%, 01/23/31 (Call 10/23/30)	238	238,043
4.95%, 01/15/42	202	188,609
5.45%, 01/23/39 (Call 07/23/38)	383	382,226
5.55%, 01/23/49 (Call 07/23/48)	313	315,438
5.80%, 01/23/59 (Call 07/23/58)	208	214,594
8.00%, 11/15/39	59	72,254
8.20%, 01/15/39	285	355,674
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	197	190,668
4.00%, 04/15/38 (Call 10/15/37)	53	46,576
4.50%, 07/15/45 (Call 01/15/45)	134	120,812
Coca-Cola Co. (The)
1.65%, 06/01/30	381	308,736
2.13%, 09/06/29	530	453,272
2.50%, 06/01/40	322	233,856
2.50%, 03/15/51	95	62,176
2.60%, 06/01/50	263	176,007
2.75%, 06/01/60	74	48,702
2.90%, 05/25/27	110	102,981
3.00%, 03/05/51	180	131,161
3.38%, 03/25/27	350	333,931
3.45%, 03/25/30	552	507,603
4.20%, 03/25/50	195	179,402
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	210	209,290
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	66	49,148
4.10%, 02/15/48 (Call 08/15/47)	72	56,529
4.50%, 05/09/47 (Call 11/09/46)	92	77,063
5.25%, 11/15/48 (Call 05/15/48)	86	80,094
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	700	636,811
2.00%, 04/29/30 (Call 01/29/30)	1,780	1,464,726
2.13%, 10/24/24 (Call 09/24/24)	5,290	5,026,664
2.13%, 04/29/32 (Call 01/29/32)	1,210	963,281
2.38%, 10/24/29 (Call 07/24/29)	2,005	1,697,413
3.88%, 05/18/28 (Call 02/18/28)	545	519,810
5.20%, 10/24/25	1,000	1,008,000
5.30%, 10/24/27 (Call 09/24/27)	1,000	1,015,140
Diageo Investment Corp.
4.25%, 05/11/42	145	131,292
7.45%, 04/15/35	124	147,624
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	230	174,874
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	128	116,956
3.20%, 05/01/30 (Call 02/01/30)	139	121,031
3.40%, 11/15/25 (Call 08/15/25)	200	190,478

Security	Par (000)	Value

Beverages (continued)
3.43%, 06/15/27 (Call 03/15/27)	$188	$175,714
3.80%, 05/01/50 (Call 11/01/49)	167	125,065
3.95%, 04/15/29 (Call 02/15/29)	50	46,241
4.05%, 04/15/32 (Call 01/15/32)	95	85,899
4.42%, 05/25/25 (Call 03/25/25)	216	211,747
4.42%, 12/15/46 (Call 06/15/46)	215	178,671
4.50%, 11/15/45 (Call 05/15/45)	34	28,980
4.50%, 04/15/52 (Call 10/15/51)	160	133,894
4.60%, 05/25/28 (Call 02/25/28)	120	116,468
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,240	1,146,442
4.20%, 07/15/46 (Call 01/15/46)	260	202,904
5.00%, 05/01/42	202	180,735
PepsiCo Inc.
1.95%, 10/21/31 (Call 07/21/31)	50	40,256
2.25%, 03/19/25 (Call 02/19/25)	535	507,014
2.38%, 10/06/26 (Call 07/06/26)	564	520,172
2.63%, 03/19/27 (Call 01/19/27)	276	255,190
2.63%, 07/29/29 (Call 04/29/29)	395	348,611
2.63%, 10/21/41 (Call 04/21/41)	25	18,340
2.75%, 04/30/25 (Call 01/30/25)	632	603,415
2.75%, 03/19/30 (Call 12/19/29)	419	369,390
2.85%, 02/24/26 (Call 11/24/25)	335	316,665
2.88%, 10/15/49 (Call 04/15/49)	105	75,523
3.00%, 10/15/27 (Call 07/15/27)	419	390,085
3.38%, 07/29/49 (Call 01/29/49)	95	75,305
3.45%, 10/06/46 (Call 04/06/46)	309	249,354
3.50%, 07/17/25 (Call 04/17/25)	145	140,386
3.50%, 03/19/40 (Call 09/19/39)	70	57,922
3.60%, 03/01/24 (Call 12/01/23)	70	69,101
3.60%, 02/18/28 (Call 01/18/28)	50	47,701
3.60%, 08/13/42	75	62,785
3.63%, 03/19/50 (Call 09/19/49)	121	99,723
3.88%, 03/19/60 (Call 09/19/59)	35	29,483
3.90%, 07/18/32 (Call 04/18/32)	70	65,792
4.00%, 03/05/42	55	48,787
4.00%, 05/02/47 (Call 11/02/46)	110	97,664
4.20%, 07/18/52 (Call 01/18/52)	25	22,637
4.45%, 05/15/28 (Call 04/15/28)	100	99,187
4.45%, 02/15/33 (Call 11/15/32)	100	98,390
4.45%, 04/14/46 (Call 10/14/45)	65	61,482
4.55%, 02/13/26 (Call 01/13/26)	100	99,351
4.65%, 02/15/53 (Call 08/15/52)	100	97,995
4.88%, 11/01/40	20	20,223
7.00%, 03/01/29	110	123,575

		30,526,710

Biotechnology — 0.6%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	601	562,049
2.20%, 02/21/27 (Call 12/21/26)	354	317,283
2.30%, 02/25/31 (Call 11/25/30)	320	259,222
2.45%, 02/21/30 (Call 11/21/29)	581	487,796
2.60%, 08/19/26 (Call 05/19/26)	182	167,123
2.77%, 09/01/53 (Call 03/01/53)	65	39,224
3.00%, 01/15/52 (Call 07/15/51)	220	140,789
3.13%, 05/01/25 (Call 02/01/25)	201	192,074
3.15%, 02/21/40 (Call 08/21/39)	205	150,683
3.20%, 11/02/27 (Call 08/02/27)	262	242,190
3.38%, 02/21/50 (Call 08/21/49)	265	184,761
4.05%, 08/18/29 (Call 06/18/29)	300	279,696

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.20%, 03/01/33 (Call 12/01/32)(b)	$300	$275,757
4.40%, 05/01/45 (Call 11/01/44)	325	271,814
4.40%, 02/22/62 (Call 08/22/61)	40	32,106
4.56%, 06/15/48 (Call 12/15/47)	274	235,465
4.66%, 06/15/51 (Call 12/15/50)	193	166,646
4.88%, 03/01/53 (Call 09/01/52)	55	48,941
4.95%, 10/01/41	100	91,269
5.15%, 03/02/28 (Call 02/02/28)	665	662,347
5.15%, 11/15/41 (Call 05/15/41)	102	94,448
5.25%, 03/02/25	670	668,633
5.25%, 03/02/30 (Call 01/02/30)	690	686,522
5.25%, 03/02/33 (Call 12/02/32)	725	719,621
5.60%, 03/02/43 (Call 09/02/42)	660	652,014
5.65%, 06/15/42 (Call 12/15/41)	10	9,964
5.65%, 03/02/53 (Call 09/02/52)	585	580,185
5.75%, 03/02/63 (Call 09/02/62)	415	409,265
6.38%, 06/01/37	70	74,934
6.40%, 02/01/39	125	133,000
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	250	237,413
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	235	190,345
3.15%, 05/01/50 (Call 11/01/49)	292	193,459
3.25%, 02/15/51 (Call 08/15/50)	120	80,792
4.05%, 09/15/25 (Call 06/15/25)	632	611,858
5.20%, 09/15/45 (Call 03/15/45)	202	197,750
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	205	162,007
2.80%, 10/01/50 (Call 04/01/50)	136	88,346
2.95%, 03/01/27 (Call 12/01/26)	368	340,812
3.50%, 02/01/25 (Call 11/01/24)	349	338,010
3.65%, 03/01/26 (Call 12/01/25)	490	468,048
3.70%, 04/01/24 (Call 01/01/24)	280	275,058
4.00%, 09/01/36 (Call 03/01/36)	119	104,865
4.15%, 03/01/47 (Call 09/01/46)	335	280,372
4.50%, 02/01/45 (Call 08/01/44)	290	254,907
4.60%, 09/01/35 (Call 03/01/35)	350	332,266
4.75%, 03/01/46 (Call 09/01/45)	236	213,502
4.80%, 04/01/44 (Call 10/01/43)	283	260,527
5.65%, 12/01/41 (Call 06/01/41)	110	112,836
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	155	123,919
5.75%, 12/13/27 (Call 11/13/27)	100	100,480
5.80%, 12/12/25 (Call 11/12/25)	100	100,908
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	129	80,844
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	12	7,460
3.55%, 09/02/50 (Call 03/02/50)	94	61,151

		14,053,756

Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	280	231,280
2.72%, 02/15/30 (Call 11/15/29)	135	113,860
3.38%, 04/05/40 (Call 10/05/39)	220	164,905
3.58%, 04/05/50 (Call 10/05/49)	225	162,200
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	167	142,274
4.00%, 06/15/25 (Call 03/15/25)	192	185,163
4.00%, 03/25/32 (Call 12/25/31)	60	52,011
4.50%, 03/25/52 (Call 09/25/51)	110	82,550

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	$636	$620,583
3.90%, 02/14/26 (Call 11/14/25)	665	640,521
4.50%, 02/15/47 (Call 08/15/46)	167	142,065
4.63%, 07/02/44 (Call 01/02/44)	150	131,693
4.95%, 07/02/64 (Call 01/02/64)(d)	50	43,522
5.13%, 09/14/45 (Call 03/14/45)	122	113,566
6.00%, 01/15/36	190	196,534
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	510	406,919
2.00%, 09/16/31 (Call 06/16/31)	180	141,975
Lafarge SA, 7.13%, 07/15/36	48	51,613
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	35	23,688
4.25%, 12/15/47 (Call 06/15/47)	87	71,777
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	111	102,943
4.50%, 05/15/47 (Call 11/15/46)	135	109,619
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(b)	50	43,636
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	463	433,340
3.95%, 08/15/29 (Call 05/15/29)	151	138,624
4.20%, 12/01/24 (Call 09/01/24)	620	606,360
4.30%, 07/15/47 (Call 01/15/47)	170	135,655
4.40%, 01/30/48 (Call 07/30/47)	60	48,509
7.00%, 12/01/36	51	55,606
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	400	397,568
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	160	150,627
4.30%, 02/21/48 (Call 08/21/47)	80	65,498
5.75%, 06/15/43	114	115,047
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	142	134,630
3.55%, 11/01/24 (Call 08/01/24)	474	460,093
3.80%, 03/21/29 (Call 12/21/28)	430	396,112
4.50%, 03/21/49 (Call 09/21/48)	150	125,849
4.65%, 11/01/44 (Call 05/01/44)	137	117,110
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	74	63,335
4.70%, 03/01/48 (Call 09/01/47)	55	48,330

		7,467,190

Chemicals — 0.6%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	145	133,896
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	135	133,908
6.38%, 07/15/32 (Call 04/15/32)(b)	65	63,108
CF Industries Inc., 5.38%, 03/15/44	150	132,384
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	25	18,036
4.25%, 10/01/34 (Call 04/01/34)	84	74,841
4.38%, 11/15/42 (Call 05/15/42)	87	73,262
4.63%, 10/01/44 (Call 04/01/44)	117	100,676
4.80%, 11/30/28 (Call 08/30/28)	90	88,243
4.80%, 05/15/49 (Call 11/15/48)	184	157,068
5.25%, 11/15/41 (Call 05/15/41)	179	168,321
5.55%, 11/30/48 (Call 05/30/48)	60	57,076
6.30%, 03/15/33 (Call 12/15/32)	35	37,036

40	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
6.90%, 05/15/53 (Call 11/15/52)	$40	$44,687
7.38%, 11/01/29	190	210,906
9.40%, 05/15/39	115	152,445
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	425	417,975
4.73%, 11/15/28 (Call 08/15/28)	579	569,174
5.32%, 11/15/38 (Call 05/15/38)	379	368,066
5.42%, 11/15/48 (Call 05/15/48)	205	196,601
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	147	122,463
4.80%, 09/01/42 (Call 03/01/42)	103	89,268
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	300	229,110
2.13%, 02/01/32 (Call 11/01/31)	100	79,786
2.70%, 11/01/26 (Call 08/01/26)	4,885	4,504,019
2.70%, 12/15/51 (Call 06/15/51)	240	152,386
2.75%, 08/18/55 (Call 02/18/55)	180	110,608
3.25%, 12/01/27 (Call 09/01/27)	621	578,375
3.95%, 12/01/47 (Call 06/01/47)	275	228,275
4.80%, 03/24/30 (Call 12/24/29)	786	776,560
5.25%, 01/15/28 (Call 12/15/27)	370	373,678
5.50%, 12/08/41	40	40,838
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	147	119,073
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	40	30,297
4.45%, 09/26/28 (Call 06/26/28)	555	517,049
5.00%, 09/26/48 (Call 03/26/48)	86	71,327
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	160	135,402
5.25%, 07/15/43	83	73,800
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	485	453,320
LYB International Finance III LLC
3.63%, 04/01/51 (Call 04/01/50)	150	102,808
3.80%, 10/01/60 (Call 04/01/60)	75	49,994
4.20%, 10/15/49 (Call 04/15/49)	107	80,645
4.20%, 05/01/50 (Call 11/01/49)	214	161,439
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	140	111,952
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	9,469
4.88%, 11/15/41 (Call 05/15/41)	5	4,378
5.45%, 11/15/33 (Call 05/15/33)	65	64,270
5.63%, 11/15/43 (Call 05/15/43)	125	118,575
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	177	153,169
4.90%, 06/01/43 (Call 12/01/42)	120	107,216
5.00%, 04/01/49 (Call 10/01/48)	58	52,197
5.25%, 01/15/45 (Call 07/15/44)	73	67,429
5.63%, 12/01/40	158	153,159
5.88%, 12/01/36	130	130,692
5.95%, 11/07/25	100	101,457
6.13%, 01/15/41 (Call 07/15/40)	10	10,213
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	55	52,740
2.80%, 08/15/29 (Call 05/15/29)	164	141,206
3.75%, 03/15/28 (Call 12/15/27)	500	471,110
Rohm & Haas Co., 7.85%, 07/15/29	113	125,333

Security	Par (000)	Value

Chemicals (continued)
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	$35	$26,471
5.25%, 06/01/45 (Call 12/01/44)	40	34,932
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	120	93,814
3.30%, 05/15/50 (Call 11/15/49)	50	34,093
3.45%, 08/01/25 (Call 05/01/25)	120	114,949
3.80%, 08/15/49 (Call 02/15/49)	85	63,576
3.95%, 01/15/26 (Call 10/15/25)	295	284,710
4.00%, 12/15/42 (Call 06/15/42)	33	26,226
4.50%, 06/01/47 (Call 12/01/46)	209	175,489
4.55%, 08/01/45 (Call 02/01/45)	45	37,884

		15,044,938

Commercial Services — 0.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	3,926	3,085,915
1.70%, 05/15/28 (Call 03/15/28)	3,530	3,045,790
3.38%, 09/15/25 (Call 06/15/25)	943	908,571
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	317	277,616
5.25%, 10/01/25 (Call 07/01/25)	63	62,313
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	55	48,224
4.15%, 08/15/49 (Call 02/15/49)	107	77,403
5.30%, 08/15/29 (Call 06/15/29)	35	33,685
5.95%, 08/15/52 (Call 02/15/52)	50	46,140
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	225	192,978
2.65%, 07/15/31 (Call 04/15/31)	454	344,527
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	130	80,861
3.25%, 01/15/28 (Call 10/15/27)	250	230,035
3.25%, 05/20/50 (Call 11/20/49)	84	58,472
3.75%, 03/24/25 (Call 02/24/25)	250	241,925
3.75%, 02/25/52 (Call 08/25/51)	25	19,012
4.25%, 02/01/29 (Call 11/01/28)	153	145,512
4.88%, 12/17/48 (Call 06/17/48)	149	134,785
5.25%, 07/15/44	115	109,895
PayPal Holdings Inc.
2.65%, 10/01/26 (Call 08/01/26)	390	360,177
2.85%, 10/01/29 (Call 07/01/29)	405	351,532
3.25%, 06/01/50 (Call 12/01/49)	136	94,105
4.40%, 06/01/32 (Call 03/01/32)	100	94,124
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	160	122,208
2.90%, 10/01/30 (Call 07/01/30)	260	215,288
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,245	1,072,244
4.00%, 03/18/29 (Call 12/18/28)	1,923	1,780,063
4.75%, 05/20/32 (Call 02/20/32)	75	71,672
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	227	195,077
2.70%, 03/01/29	50	43,910
2.95%, 01/22/27 (Call 10/22/26)	188	175,788
3.25%, 12/01/49 (Call 06/01/49)	243	178,148
3.90%, 03/01/62	40	31,575
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	60	46,384
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	115	79,863

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.13%, 03/15/29 (Call 12/15/28)	$146	$134,466
5.50%, 06/15/45 (Call 12/15/44)	76	70,964

		14,261,247

Computers — 0.5%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	75	63,384
1.70%, 08/05/31 (Call 05/05/31)	75	59,614
2.55%, 08/20/60 (Call 02/20/60)	58	36,124
2.65%, 05/11/50 (Call 11/11/49)	318	213,706
2.65%, 02/08/51 (Call 08/08/50)	115	76,649
2.80%, 02/08/61 (Call 02/08/60)	165	105,263
2.85%, 08/05/61 (Call 02/05/61)	115	74,793
2.95%, 09/11/49 (Call 03/11/49)	194	139,228
3.45%, 02/09/45	247	199,349
3.75%, 09/12/47 (Call 03/12/47)	130	108,246
3.75%, 11/13/47 (Call 05/13/47)	141	117,504
3.85%, 05/04/43	372	319,678
3.85%, 08/04/46 (Call 02/04/46)	225	189,981
4.10%, 08/08/62 (Call 02/08/62)	160	135,325
4.25%, 02/09/47 (Call 08/09/46)	95	86,864
4.38%, 05/13/45	295	271,193
4.45%, 05/06/44	44	41,866
4.65%, 02/23/46 (Call 08/23/45)	487	463,746
Dell Inc., 6.50%, 04/15/38	160	160,778
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(e)	175	106,867
5.75%, 02/01/33 (Call 11/01/32)	25	24,329
8.10%, 07/15/36 (Call 01/15/36)	80	89,685
8.35%, 07/15/46 (Call 01/15/46)	225	256,376
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	16	14,367
4.90%, 10/15/25 (Call 07/15/25)	1,016	1,007,496
6.20%, 10/15/35 (Call 04/15/35)	269	276,293
6.35%, 10/15/45 (Call 04/15/45)	390	383,596
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	461	393,399
4.20%, 04/15/32 (Call 01/15/32)	75	64,502
4.75%, 01/15/28 (Call 12/15/27)	50	48,137
5.50%, 01/15/33 (Call 10/15/32)	160	151,042
6.00%, 09/15/41	297	290,148
International Business Machines Corp.
3.00%, 05/15/24	459	446,254
3.30%, 05/15/26	682	644,463
3.30%, 01/27/27	145	135,984
3.45%, 02/19/26	772	735,785
3.50%, 05/15/29	555	506,243
4.00%, 06/20/42	290	236,820
4.15%, 07/27/27 (Call 06/27/27)	100	96,661
4.15%, 05/15/39	257	217,846
4.25%, 05/15/49	326	269,207
4.40%, 07/27/32 (Call 04/27/32)	100	93,572
4.70%, 02/19/46	125	108,969
5.60%, 11/30/39	61	61,098
5.88%, 11/29/32	325	340,506
6.22%, 08/01/27	35	36,717
6.50%, 01/15/28	182	193,289
7.00%, 10/30/25	421	440,686
7.13%, 12/01/96	20	25,372
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	20	13,415

Security	Par (000)	Value

Computers (continued)
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	$120	$93,740
4.38%, 05/15/30 (Call 02/15/30)	781	715,677
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	165	134,270
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	155	121,872
3.10%, 02/01/32 (Call 11/01/31)	105	75,612
4.75%, 02/15/26 (Call 11/15/25)	85	80,128

		11,793,714

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 03/15/24	205	201,048
3.70%, 08/01/47 (Call 02/01/47)	171	150,242
4.00%, 08/15/45	348	318,291
4.60%, 03/01/28 (Call 02/01/28)	36	35,987
4.60%, 03/01/33 (Call 12/01/32)	36	35,968
4.80%, 03/02/26	36	36,004
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	72	52,487
4.38%, 06/15/45 (Call 12/15/44)	12	10,770
6.00%, 05/15/37	25	26,976
Procter & Gamble Co. (The)
2.45%, 11/03/26	426	393,270
2.80%, 03/25/27	612	570,482
2.85%, 08/11/27	315	293,363
3.60%, 03/25/50	150	126,654
4.10%, 01/26/26	150	147,700
5.55%, 03/05/37	171	186,399
5.80%, 08/15/34	50	54,453
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	100	79,170
2.00%, 07/28/26	185	168,041
2.90%, 05/05/27 (Call 02/05/27)	110	102,356
3.10%, 07/30/25	85	81,182
3.38%, 03/22/25 (Call 01/22/25)	220	212,188
3.50%, 03/22/28 (Call 12/22/27)	190	178,309

		3,461,340

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	499	467,723
3.75%, 05/15/46 (Call 11/15/45)	96	76,447
4.20%, 05/15/47 (Call 11/15/46)	99	85,116
4.60%, 06/15/45 (Call 12/15/44)	162	148,808

		778,094

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	290	269,248
2.45%, 10/29/26 (Call 09/29/26)	280	246,935
3.00%, 10/29/28 (Call 08/29/28)	92	78,397
3.30%, 01/30/32 (Call 10/30/31)	547	437,819
3.40%, 10/29/33 (Call 07/29/33)	120	93,445
3.50%, 01/15/25 (Call 11/15/24)	352	335,343
3.65%, 07/21/27 (Call 04/21/27)	410	371,144
3.88%, 01/23/28 (Call 10/23/27)	335	303,299
4.45%, 10/01/25 (Call 08/01/25)	355	340,800
4.45%, 04/03/26 (Call 02/03/26)	365	347,568
4.63%, 10/15/27 (Call 08/15/27)	170	160,585
6.50%, 07/15/25 (Call 06/15/25)	670	672,452

42	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	$185	$156,525
3.50%, 08/01/25	45	43,234
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	162	134,786
3.25%, 10/01/29 (Call 07/01/29)	127	108,232
3.63%, 04/01/27 (Call 01/01/27)	95	87,297
3.63%, 12/01/27 (Call 09/01/27)	149	135,496
3.75%, 06/01/26 (Call 04/01/26)	219	205,744
4.63%, 10/01/28 (Call 07/01/28)	287	267,914
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	149	141,192
Ally Financial Inc.
4.63%, 03/30/25	305	298,598
5.13%, 09/30/24	28	27,765
5.80%, 05/01/25 (Call 04/01/25)	365	365,693
8.00%, 11/01/31	504	545,389
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	75	66,313
2.50%, 07/30/24 (Call 06/29/24)	515	495,734
2.55%, 03/04/27 (Call 02/01/27)	95	86,034
3.00%, 10/30/24 (Call 09/29/24)	814	784,786
3.13%, 05/20/26 (Call 04/20/26)	440	413,274
3.30%, 05/03/27 (Call 04/02/27)	85	79,399
3.63%, 12/05/24 (Call 11/04/24)	260	252,515
3.95%, 08/01/25 (Call 07/01/25)	300	291,210
4.05%, 12/03/42	446	393,903
4.20%, 11/06/25 (Call 10/06/25)	306	299,326
4.42%, 08/03/33 (Call 08/03/32), (1 day SOFR + 1.760%)(a)	260	243,220
4.90%, 02/13/26 (Call 01/13/26)	200	198,448
4.99%, 05/26/33 (Call 05/26/32), (1 day SOFR + 2.255%)(a)	35	33,508
5.85%, 11/05/27 (Call 10/05/27)	95	97,868
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	315	297,089
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	45	41,661
3.00%, 04/02/25 (Call 03/02/25)	130	124,359
3.70%, 10/15/24	35	34,175
4.50%, 05/13/32 (Call 02/13/32)	50	48,668
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	55	37,095
3.90%, 01/25/28 (Call 10/25/27)	290	270,077
4.00%, 04/01/24 (Call 02/01/24)	137	134,807
4.25%, 06/02/26 (Call 03/02/26)	50	48,144
4.35%, 04/15/30 (Call 01/15/30)	177	163,063
4.70%, 09/20/47 (Call 03/20/47)	245	208,346
4.85%, 03/29/29 (Call 12/29/28)	295	283,846
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	100	67,276
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (1 day SOFR + 1.337%)(a)	40	29,334
4.99%, 07/24/26 (Call 07/24/25), (1 day SOFR + 2.160%)(a)	50	49,220
5.25%, 07/26/30 (Call 07/26/29), (1 day SOFR + 2.600%)(a)	50	47,949
5.27%, 05/10/33 (Call 05/10/32), (1 day SOFR + 2.370%)(a)	280	265,510
5.47%, 02/01/29 (Call 02/01/28), (1 day SOFR + 2.080%)(a)	125	122,642

Security	Par (000)	Value

Diversified Financial Services (continued)
5.82%, 02/01/34 (Call 02/01/33), (1 day SOFR + 2.600%)(a)	$110	$106,815
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	242	231,299
Charles Schwab Corp. (The)
3.20%, 03/02/27 (Call 12/02/26)	35	32,785
3.20%, 01/25/28 (Call 10/25/27)	181	167,610
3.25%, 05/22/29 (Call 02/22/29)	85	77,081
4.00%, 02/01/29 (Call 11/01/28)	104	98,289
4.63%, 03/22/30 (Call 12/22/29)	20	19,693
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	189	143,039
4.10%, 06/15/51 (Call 12/15/50)	99	59,429
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	220	195,846
5.30%, 09/15/43 (Call 03/15/43)	124	126,563
Credit Suisse USA Inc., 7.13%, 07/15/32	176	180,328
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	326	308,914
4.50%, 01/30/26 (Call 11/30/25)	215	208,133
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	230	156,395
3.00%, 09/15/60 (Call 03/15/60)	180	113,872
3.10%, 09/15/27 (Call 06/15/27)	240	222,624
3.75%, 09/21/28 (Call 06/21/28)	94	88,180
4.25%, 09/21/48 (Call 03/21/48)	226	194,787
4.35%, 06/15/29 (Call 04/15/29)	85	82,311
4.60%, 03/15/33 (Call 12/15/32)	60	57,264
4.95%, 06/15/52 (Call 12/15/51)(b)	150	141,822
5.20%, 06/15/62 (Call 01/15/62)	90	88,556
Invesco Finance PLC
3.75%, 01/15/26	50	48,258
5.38%, 11/30/43	133	126,394
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	555	546,980
Jefferies Financial Group Inc.
4.15%, 01/23/30	112	101,396
6.25%, 01/15/36	112	116,028
6.50%, 01/20/43	60	61,558
Legg Mason Inc.
4.75%, 03/15/26	346	341,720
5.63%, 01/15/44	143	141,663
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	125	100,869
2.95%, 11/21/26 (Call 08/21/26)	210	196,388
2.95%, 06/01/29 (Call 03/01/29)	240	215,923
3.30%, 03/26/27 (Call 01/26/27)	207	195,847
3.35%, 03/26/30 (Call 12/26/29)	334	306,392
3.50%, 02/26/28 (Call 11/26/27)	310	293,579
3.65%, 06/01/49 (Call 12/01/48)	35	28,646
3.80%, 11/21/46 (Call 05/21/46)	130	108,147
3.85%, 03/26/50 (Call 09/26/49)	278	233,217
3.95%, 02/26/48 (Call 08/26/47)	52	44,790
Morgan Stanley
5.05%, 01/28/27 (Call 01/28/26)	195	192,927
5.95%, 01/19/38 (Call 01/19/33)	85	82,849
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	229	215,370
4.50%, 06/20/28 (Call 03/20/28)	255	247,562

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	$110	$74,579
3.85%, 06/30/26 (Call 03/30/26)	192	183,834
3.95%, 03/07/52 (Call 09/07/51)	104	78,794
Nomura Holdings Inc.
2.61%, 07/14/31	200	156,984
2.65%, 01/16/25	375	354,469
2.68%, 07/16/30	15	12,177
2.71%, 01/22/29	200	168,966
3.00%, 01/22/32	255	204,380
3.10%, 01/16/30	375	317,591
ORIX Corp., 3.25%, 12/04/24	45	43,306
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	40	29,952
4.65%, 04/01/30 (Call 01/01/30)	89	85,477
4.95%, 07/15/46	180	164,225
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	175	131,712
3.70%, 08/04/26 (Call 05/04/26)	300	278,409
3.95%, 12/01/27 (Call 09/01/27)	391	356,428
4.50%, 07/23/25 (Call 04/24/25)	357	343,809
4.88%, 06/13/25 (Call 05/13/25)	155	150,888
5.15%, 03/19/29 (Call 12/19/28)	307	288,457
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	243	218,122
2.05%, 04/15/30 (Call 01/15/30)	317	268,207
2.70%, 04/15/40 (Call 10/15/39)	165	123,630
2.75%, 09/15/27 (Call 06/15/27)	255	235,819
3.15%, 12/14/25 (Call 09/14/25)	717	684,670
3.65%, 09/15/47 (Call 03/15/47)	196	162,129
4.15%, 12/14/35 (Call 06/14/35)	264	248,231
4.30%, 12/14/45 (Call 06/14/45)	541	488,702
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	712	676,201
6.20%, 11/17/36	197	194,307

		25,956,292

Electric — 2.0%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	120	85,458
4.70%, 05/15/32 (Call 02/15/32)	5	4,746
5.25%, 05/15/52 (Call 11/15/51)	250	237,362
Series G, 4.15%, 05/01/49 (Call 11/01/48)	20	16,035
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	3,737	3,588,678
3.20%, 04/15/25 (Call 03/15/25)	2,042	1,938,736
3.80%, 06/01/29 (Call 03/01/29)	1,272	1,150,384
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	65	52,159
4.35%, 06/01/48 (Call 12/01/47)	174	148,749
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	37	24,693
3.20%, 09/15/49 (Call 03/15/49)	222	157,691
3.50%, 08/15/46 (Call 02/15/46)	155	116,676
3.75%, 08/15/47 (Call 02/15/47)	96	75,101
4.25%, 09/15/48 (Call 03/15/48)	50	42,102
6.35%, 10/01/36	80	86,161
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	85	67,680
3.95%, 03/01/48 (Call 09/01/47)	104	85,782
4.45%, 10/01/32 (Call 07/01/32)	50	47,950

Security	Par (000)	Value

Electric (continued)
4.50%, 04/01/44 (Call 10/01/43)	$137	$122,226
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	189	164,519
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	107	72,397
Series K2, 6.95%, 03/15/33	45	51,174
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	75	75,201
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	294	245,105
3.00%, 03/01/50 (Call 09/01/49)	225	153,963
3.65%, 06/15/46 (Call 12/15/45)	266	203,314
3.70%, 08/15/28 (Call 05/15/28)	345	324,238
3.70%, 03/01/45 (Call 09/01/44)	53	41,222
4.00%, 03/01/48 (Call 09/01/47)	109	89,399
4.00%, 03/01/49 (Call 09/01/48)	137	110,945
4.35%, 11/15/45 (Call 05/15/45)	56	47,891
4.90%, 02/01/33 (Call 11/01/32)	30	29,727
5.90%, 03/15/36	95	98,461
6.45%, 01/15/38	29	32,358
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	105	96,678
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	150	116,835
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	214	150,575
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	340	284,369
4.30%, 04/15/44 (Call 10/15/43)	150	129,409
Series A, 2.05%, 07/01/31 (Call 04/01/31)	267	215,573
Series A, 3.20%, 03/15/27 (Call 12/15/26)	530	498,057
Series A, 4.15%, 06/01/45 (Call 12/01/44)	155	130,338
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	120	86,437
3.80%, 05/15/28 (Call 02/15/28)	124	117,620
3.85%, 06/15/46 (Call 12/15/45)	59	45,901
3.95%, 03/01/43 (Call 09/01/42)	69	55,837
4.45%, 03/15/44 (Call 09/15/43)	110	93,793
4.50%, 12/01/45 (Call 06/01/45)	75	64,170
4.50%, 05/15/58 (Call 11/15/57)	90	74,771
4.63%, 12/01/54 (Call 06/01/54)	39	33,251
5.20%, 03/01/33 (Call 12/01/32)	90	90,155
5.70%, 06/15/40	62	61,259
Series 05-A, 5.30%, 03/01/35	122	120,264
Series 06-A, 5.85%, 03/15/36	59	60,359
Series 06-B, 6.20%, 06/15/36	85	91,220
Series 08-B, 6.75%, 04/01/38	125	138,659
Series 09-C, 5.50%, 12/01/39	80	77,777
Series 12-A, 4.20%, 03/15/42	122	102,429
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	186	144,312
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	170	151,907
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	187	148,332
Series A, 4.13%, 05/15/49 (Call 11/15/48)	165	134,627
Series C, 4.00%, 11/15/57 (Call 05/15/57)	64	49,190
Series C, 4.30%, 12/01/56 (Call 06/01/56)	71	57,475
Series D, 4.00%, 12/01/28 (Call 09/01/28)	199	189,114
Series E, 4.65%, 12/01/48 (Call 06/01/48)	125	109,575
Constellation Energy Generation LLC, 6.25%, 10/01/39	62	63,824
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	15	12,446
Edison International
4.13%, 03/15/28 (Call 12/15/27)	175	163,075
5.75%, 06/15/27 (Call 04/15/27)	167	167,788
6.95%, 11/15/29 (Call 09/15/29)	25	26,215
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	25	22,673

44	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.00%, 05/15/35	$112	$111,804
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	725	703,112
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	323	210,567
4.20%, 09/01/48 (Call 03/01/48)	292	245,552
4.20%, 04/01/50 (Call 10/01/49)	275	227,067
4.95%, 01/15/45 (Call 01/15/25)	115	107,193
Eversource Energy
3.38%, 03/01/32 (Call 12/01/31)	215	184,195
3.45%, 01/15/50 (Call 07/15/49)	310	223,070
4.60%, 07/01/27 (Call 06/01/27)	85	82,902
Series H, 3.15%, 01/15/25 (Call 10/15/24)	535	513,691
Series L, 2.90%, 10/01/24 (Call 08/01/24)	870	836,331
Series M, 3.30%, 01/15/28 (Call 10/15/27)	465	428,060
Series O, 4.25%, 04/01/29 (Call 01/01/29)	340	319,563
Series R, 1.65%, 08/15/30 (Call 05/15/30)	980	756,550
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	1,295	1,221,263
4.05%, 04/15/30 (Call 01/15/30)	965	885,204
4.45%, 04/15/46 (Call 10/15/45)	181	150,567
4.70%, 04/15/50 (Call 10/15/49)	300	260,583
4.95%, 06/15/35 (Call 12/15/34)	162	153,417
5.10%, 06/15/45 (Call 12/15/44)	120	110,365
5.15%, 03/15/28 (Call 02/15/28)	70	69,403
5.30%, 03/15/33 (Call 12/15/32)	140	138,302
5.60%, 03/15/53 (Call 09/15/52)	140	136,821
5.63%, 06/15/35	205	206,218
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	171	121,207
3.70%, 12/01/47 (Call 06/01/47)	213	167,927
3.95%, 03/01/48 (Call 09/01/47)	274	224,285
3.99%, 03/01/49 (Call 09/01/48)	193	159,511
4.05%, 06/01/42 (Call 12/01/41)	92	78,150
4.05%, 10/01/44 (Call 04/01/44)	160	134,362
4.13%, 02/01/42 (Call 08/01/41)	135	114,583
4.13%, 06/01/48 (Call 12/01/47)	175	147,535
4.95%, 06/01/35	35	34,206
5.05%, 04/01/28 (Call 03/01/28)	75	74,902
5.10%, 04/01/33 (Call 01/03/33)	140	139,773
5.25%, 02/01/41 (Call 08/01/40)	195	193,032
5.30%, 04/01/53 (Call 10/01/52)	95	94,527
5.63%, 04/01/34	240	251,194
5.65%, 02/01/37	42	43,031
5.69%, 03/01/40	110	114,664
5.95%, 02/01/38	180	189,664
5.96%, 04/01/39	55	58,616
Iberdrola International BV
5.81%, 03/15/25	720	724,687
6.75%, 07/15/36	609	663,451
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	545	509,084
3.35%, 11/15/27 (Call 08/15/27)	409	377,266
3.65%, 06/15/24 (Call 03/15/24)	695	677,243
5.30%, 07/01/43 (Call 01/01/43)	299	280,576
National Grid USA, 5.80%, 04/01/35	485	470,571
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	169	141,990
4.02%, 11/01/32 (Call 05/01/32)	40	36,492
4.15%, 12/15/32 (Call 09/15/32)	50	45,955
4.30%, 03/15/49 (Call 09/15/48)	47	39,924

Security	Par (000)	Value

Electric (continued)
4.40%, 11/01/48 (Call 05/01/48)	$85	$72,406
4.45%, 03/13/26 (Call 02/13/26)	50	48,963
5.80%, 01/15/33 (Call 07/15/32)	50	51,513
Series C, 8.00%, 03/01/32	80	94,669
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,139	922,533
2.75%, 11/01/29 (Call 08/01/29)	617	525,129
3.50%, 04/01/29 (Call 01/01/29)	400	361,908
3.55%, 05/01/27 (Call 02/01/27)	799	747,009
3.80%, 03/15/82 (Call 03/15/27), (5 year CMT + 2.547%)(a)	5	4,273
4.26%, 09/01/24	100	98,139
4.63%, 07/15/27 (Call 06/15/27)	475	462,080
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	275	244,203
4.90%, 02/28/28 (Call 01/28/28)	150	146,799
5.00%, 02/28/30 (Call 12/28/29)	150	145,806
5.00%, 07/15/32 (Call 04/15/32)	300	288,888
5.05%, 02/28/33 (Call 11/28/32)	150	145,137
5.25%, 02/28/53 (Call 08/28/52)	150	142,104
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	394	311,674
3.10%, 06/01/51 (Call 12/01/50)	170	117,922
3.20%, 05/15/27 (Call 02/15/27)	635	591,471
3.25%, 05/15/29 (Call 02/15/29)	30	27,126
3.95%, 04/01/30 (Call 01/01/30)	310	290,439
4.40%, 03/01/44 (Call 09/01/43)	99	86,540
5.50%, 03/15/40	210	212,751
Ohio Edison Co., 6.88%, 07/15/36	165	180,592
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	135	108,196
4.15%, 04/01/48 (Call 10/01/47)	160	132,651
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	335	258,339
Series R, 2.90%, 10/01/51 (Call 04/01/51)	385	253,950
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	25	16,216
3.10%, 09/15/49 (Call 03/15/49)	145	101,819
3.75%, 04/01/45 (Call 10/01/44)	154	124,333
3.80%, 09/30/47 (Call 03/30/47)	78	63,274
3.80%, 06/01/49 (Call 12/01/48)	115	92,714
4.10%, 11/15/48 (Call 05/15/48)	150	127,212
4.55%, 12/01/41 (Call 06/01/41)	25	22,931
4.60%, 06/01/52 (Call 12/01/51)	35	31,775
5.25%, 09/30/40	100	99,199
5.30%, 06/01/42 (Call 12/01/41)	50	50,162
7.00%, 05/01/32	31	35,384
7.25%, 01/15/33	47	54,725
7.50%, 09/01/38	35	42,440
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	80	50,365
4.20%, 06/01/41 (Call 12/01/40)	90	67,848
4.30%, 03/15/45 (Call 09/15/44)	10	7,240
4.50%, 07/01/40 (Call 01/01/40)	100	78,300
4.55%, 07/01/30 (Call 01/01/30)	95	85,780
4.95%, 07/01/50 (Call 01/01/50)	620	489,812
5.25%, 03/01/52 (Call 09/01/51)	95	78,227
5.90%, 06/15/32 (Call 03/15/32)	145	140,066
6.15%, 01/15/33 (Call 10/15/32)	60	59,299
6.75%, 01/15/53 (Call 07/15/52)	300	298,311

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	$124	$80,824
3.00%, 09/15/49 (Call 03/15/49)	110	75,468
3.70%, 09/15/47 (Call 03/15/47)	321	252,206
3.90%, 03/01/48 (Call 09/01/47)	194	158,254
4.15%, 10/01/44 (Call 04/01/44)	277	232,957
4.38%, 08/15/52 (Call 02/15/52)	100	87,800
4.60%, 05/15/52 (Call 11/15/51)	100	90,390
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	245	210,080
6.50%, 11/15/37	10	11,022
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	55	38,226
3.95%, 06/01/47 (Call 12/01/46)	39	32,460
4.15%, 10/01/45 (Call 04/01/45)	15	12,556
4.15%, 06/15/48 (Call 12/15/47)	75	64,202
5.00%, 05/15/33 (Call 02/15/33)	100	99,198
5.25%, 05/15/53 (Call 11/15/52)	100	98,637
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	415	321,525
5.15%, 01/15/53 (Call 07/15/52)	265	261,778
Series V, 2.20%, 06/15/31 (Call 03/15/31)	130	106,367
Public Service Electric & Gas Co.
2.45%, 01/15/30 (Call 10/15/29)	290	248,977
2.70%, 05/01/50 (Call 11/01/49)	72	47,394
3.15%, 01/01/50 (Call 07/01/49)	120	86,384
3.20%, 05/15/29 (Call 02/15/29)	275	247,635
3.20%, 08/01/49 (Call 02/01/49)	225	164,135
3.60%, 12/01/47 (Call 06/01/47)	65	50,376
3.65%, 09/01/28 (Call 06/01/28)	325	303,943
3.65%, 09/01/42 (Call 03/01/42)	65	52,003
3.70%, 05/01/28 (Call 02/01/28)	97	91,512
3.80%, 01/01/43 (Call 07/01/42)	15	12,507
3.80%, 03/01/46 (Call 09/01/45)	320	255,190
3.85%, 05/01/49 (Call 11/01/48)	140	113,883
3.95%, 05/01/42 (Call 11/01/41)	15	12,564
4.05%, 05/01/48 (Call 11/01/47)	50	42,363
4.90%, 12/15/32 (Call 09/15/32)	100	99,655
5.80%, 05/01/37	80	83,220
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	757	585,365
2.45%, 11/15/31 (Call 08/15/31)	425	339,962
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	200	167,600
4.50%, 08/15/40	72	64,847
6.00%, 06/01/39	55	57,293
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	134	103,983
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	244	198,221
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	72	51,381
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	460	362,149
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	307	282,345
3.40%, 02/01/28 (Call 10/01/27)	553	506,288
3.80%, 02/01/38 (Call 08/01/37)	309	253,847
4.00%, 02/01/48 (Call 08/01/47)	299	231,779
4.13%, 04/01/52 (Call 01/01/27), (5 year CMT + 2.868%)(a)	200	169,448
6.00%, 10/15/39	69	70,206
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	150	123,408

Security	Par (000)	Value

Electric (continued)
2.85%, 08/01/29 (Call 05/01/29)	$82	$70,764
3.65%, 02/01/50 (Call 08/01/49)	213	156,747
4.00%, 04/01/47 (Call 10/01/46)	192	150,307
4.05%, 03/15/42 (Call 09/15/41)	99	79,777
4.50%, 09/01/40 (Call 03/01/40)	30	25,751
4.65%, 10/01/43 (Call 04/01/43)	121	105,047
5.50%, 03/15/40	59	57,447
5.63%, 02/01/36	102	100,877
5.70%, 03/01/53 (Call 09/01/52)	25	24,991
5.85%, 11/01/27 (Call 10/01/27)	50	51,191
5.95%, 11/01/32 (Call 08/01/32)	40	41,664
6.00%, 01/15/34	180	188,078
6.05%, 03/15/39	106	108,908
6.65%, 04/01/29	180	188,680
Series 04-G, 5.75%, 04/01/35	35	35,515
Series 05-E, 5.35%, 07/15/35	75	73,585
Series 06-E, 5.55%, 01/15/37	10	9,835
Series 08-A, 5.95%, 02/01/38	37	37,948
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	20	15,661
Series A, 4.20%, 03/01/29 (Call 12/01/28)	97	91,501
Series B, 4.88%, 03/01/49 (Call 09/01/48)	109	97,087
Series C, 3.60%, 02/01/45 (Call 08/01/44)	99	71,777
Series C, 4.13%, 03/01/48 (Call 09/01/47)	136	108,178

		47,650,551

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	65	50,862
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	74	47,603
5.25%, 11/15/39	50	50,052

		148,517

Electronics — 0.4%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	202	174,455
3.05%, 09/22/26 (Call 06/22/26)	220	204,310
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	585	510,295
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	246	236,588
3.55%, 10/01/27 (Call 07/01/27)	155	142,323
5.41%, 07/01/32 (Call 04/01/32)	170	165,964
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	71	68,917
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	347	318,067
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	140	110,615
4.63%, 04/15/26 (Call 01/15/26)	587	564,107
5.50%, 06/01/32 (Call 03/01/32)	35	33,281
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	125	122,093
4.88%, 06/15/29 (Call 03/15/29)	340	320,409
4.88%, 05/12/30 (Call 02/12/30)	520	492,430
6.00%, 01/15/28 (Call 12/15/27)	100	100,536
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	268	250,191
4.30%, 06/15/46 (Call 12/15/45)	60	47,064
Honeywell International Inc.
1.95%, 06/01/30 (Call 03/01/30)	345	284,777
2.50%, 11/01/26 (Call 08/01/26)	611	564,411
2.70%, 08/15/29 (Call 05/15/29)	360	316,807
3.81%, 11/21/47 (Call 05/21/47)	187	156,080

46	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
4.85%, 11/01/24	$100	$99,773
4.95%, 02/15/28 (Call 01/15/28)	100	101,005
5.00%, 02/15/33 (Call 11/15/32)	100	101,212
5.38%, 03/01/41	30	30,956
5.70%, 03/15/36	45	47,571
5.70%, 03/15/37	27	28,429
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	96	88,493
3.35%, 03/01/26 (Call 12/01/25)	125	118,394
3.50%, 02/15/28 (Call 11/15/27)	65	60,191
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	150	131,849
3.95%, 01/12/28 (Call 10/12/27)	127	117,541
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	778	671,492
4.55%, 10/30/24 (Call 07/30/24)	848	834,585
4.60%, 04/06/27 (Call 01/06/27)	433	424,223
Legrand France SA, 8.50%, 02/15/25	415	441,755
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	461	453,071
4.90%, 06/15/28 (Call 03/15/28)	424	406,658
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	235	216,289
3.70%, 02/15/26 (Call 11/15/25)	110	106,165
4.50%, 02/13/26	50	49,356
7.13%, 10/01/37	105	120,311
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	245	200,858
2.95%, 04/01/31 (Call 01/01/31)	45	34,360

		10,068,257

Entertainment — 0.1%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(e)	160	138,168
5.05%, 03/15/42 (Call 09/15/41)(e)	535	433,072
5.14%, 03/15/52 (Call 09/15/51)(e)	785	616,876
5.39%, 03/15/62 (Call 09/15/61)(e)	155	120,556

		1,308,672

Environmental Control — 0.0%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	75	52,459
6.20%, 03/01/40	38	40,678
Waste Connections Inc., 3.05%, 04/01/50 (Call 10/01/49)	57	38,441
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	5	4,273
4.15%, 07/15/49 (Call 01/15/49)	37	32,293
4.63%, 02/15/30 (Call 12/15/29)	100	97,169
4.63%, 02/15/33 (Call 11/15/32)	100	96,125

		361,438

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	135	141,738
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	233	193,660
3.13%, 04/24/50 (Call 10/24/49)	51	34,430
3.30%, 03/19/25 (Call 12/19/24)	145	139,127
3.95%, 03/15/25 (Call 01/15/25)	555	540,786
4.15%, 03/15/28 (Call 12/15/27)	423	403,601
4.80%, 03/15/48 (Call 09/15/47)	216	192,313
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	317	310,790

Security	Par (000)	Value

Food (continued)
4.85%, 11/01/28 (Call 08/01/28)	$179	$173,496
5.30%, 11/01/38 (Call 05/01/38)	160	148,938
5.40%, 11/01/48 (Call 05/01/48)	176	160,364
7.00%, 10/01/28	55	58,665
8.25%, 09/15/30	260	297,313
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	335	268,224
2.88%, 04/15/30 (Call 01/15/30)	396	342,853
3.00%, 02/01/51 (Call 08/01/50)	45	31,628
3.20%, 02/10/27 (Call 11/10/26)	323	304,938
4.00%, 04/17/25 (Call 02/17/25)	748	728,343
4.20%, 04/17/28 (Call 01/17/28)	578	554,614
4.70%, 04/17/48 (Call 10/17/47)	50	46,039
5.40%, 06/15/40	115	114,049
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	20	14,850
3.38%, 08/15/46 (Call 02/15/46)	90	67,685
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	20	13,923
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	75	63,884
3.20%, 10/01/26 (Call 07/01/26)	290	271,283
3.90%, 06/01/50 (Call 12/01/49)	159	117,829
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)	43	30,958
4.25%, 03/15/35	107	96,474
4.38%, 03/15/45	40	33,962
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	575	467,998
3.25%, 04/01/26	1,167	1,101,240
3.40%, 11/15/27 (Call 08/15/27)	733	684,050
4.30%, 05/15/28 (Call 02/15/28)	284	275,895
4.50%, 04/01/46	359	311,856
5.25%, 03/01/33 (Call 12/01/32)	300	298,812
Series B, 7.45%, 04/01/31	719	814,016
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	141	141,323
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	160	130,872
4.88%, 10/01/49 (Call 04/01/49)	130	114,042
5.20%, 07/15/45 (Call 01/15/45)	295	272,518
5.50%, 06/01/50 (Call 12/01/49)	300	286,884
6.50%, 02/09/40	110	115,967
6.88%, 01/26/39	120	130,805
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	224	206,456
3.50%, 02/01/26 (Call 11/01/25)	345	328,181
3.70%, 08/01/27 (Call 05/01/27)	99	93,436
3.88%, 10/15/46 (Call 04/15/46)	73	55,533
3.95%, 01/15/50 (Call 07/15/49)	80	61,898
4.45%, 02/01/47 (Call 08/01/46)	125	104,479
4.50%, 01/15/29 (Call 10/15/28)	100	96,305
4.65%, 01/15/48 (Call 07/15/47)	115	98,722
5.00%, 04/15/42 (Call 10/15/41)	70	63,306
5.15%, 08/01/43 (Call 02/01/43)	90	82,656
5.40%, 07/15/40 (Call 01/15/40)	42	40,036
5.40%, 01/15/49 (Call 07/15/48)	133	126,456
6.90%, 04/15/38	32	34,692
7.50%, 04/01/31	90	101,569
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	85	65,783
3.15%, 08/15/24 (Call 06/15/24)	709	685,263

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.40%, 08/15/27 (Call 05/15/27)	$395	$366,643
4.20%, 08/15/47 (Call 02/15/47)	224	184,213
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	85	53,674
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	145	120,689
3.25%, 07/15/27 (Call 04/15/27)	59	54,583
3.30%, 07/15/26 (Call 04/15/26)	110	103,346
3.30%, 02/15/50 (Call 08/15/49)	53	36,290
4.45%, 03/15/48 (Call 09/15/47)	97	80,168
4.50%, 04/01/46 (Call 10/01/45)	94	78,413
4.85%, 10/01/45 (Call 04/01/45)	30	26,187
5.38%, 09/21/35	37	36,485
5.95%, 04/01/30 (Call 01/01/30)	90	93,240
6.60%, 04/01/40 (Call 10/01/39)	40	42,720
6.60%, 04/01/50 (Call 10/01/49)	135	148,126
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	95	79,353
5.10%, 09/28/48 (Call 03/28/48)	179	161,522
5.15%, 08/15/44 (Call 02/15/44)	62	56,394

		15,009,852

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	102	93,791
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	95	79,731
4.40%, 08/15/47 (Call 02/15/47)	236	200,569
4.80%, 06/15/44 (Call 12/15/43)	256	227,853
5.15%, 05/15/46 (Call 11/15/45)	25	22,885
6.00%, 11/15/41 (Call 05/15/41)	150	151,644
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	40	36,809
6.00%, 01/15/29 (Call 10/15/28)	50	49,227

		862,509

Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	55	35,910
3.38%, 09/15/49 (Call 03/15/49)	122	90,115
4.13%, 10/15/44 (Call 04/15/44)	109	91,590
4.13%, 03/15/49 (Call 09/15/48)	85	70,861
4.15%, 01/15/43 (Call 07/15/42)	20	17,121
4.30%, 10/01/48 (Call 04/01/48)	90	77,428
5.50%, 06/15/41 (Call 12/15/40)	15	14,936
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	87	69,036
3.95%, 09/15/27 (Call 06/15/27)	50	46,248
4.75%, 09/01/28 (Call 06/01/28)	110	103,275
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	135	115,167
4.66%, 02/01/44 (Call 08/01/43)	75	67,047
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	155	105,457
5.05%, 05/15/52 (Call 11/15/51)	207	188,904
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	50	46,268
3.75%, 09/15/42 (Call 03/15/42)	125	97,818
5.13%, 11/15/40	20	18,733
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	155	123,871
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	125	102,221

Security	Par (000)	Value

Gas (continued)
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	$252	$193,183
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	65	60,044
3.80%, 09/29/46 (Call 03/29/46)	65	46,745
4.15%, 06/01/49 (Call 12/01/48)	156	119,856
5.80%, 12/01/27 (Call 11/01/27)	100	102,155
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	144	107,804
Series K, 3.80%, 09/15/46 (Call 03/15/46)	115	88,206

		2,199,999

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	21	19,789
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	62	45,544
3.25%, 03/01/27 (Call 12/01/26)	45	42,174
4.10%, 03/01/48 (Call 09/01/47)	52	44,801
Stanley Black & Decker Inc.
4.00%, 03/15/60 (Call 03/15/25), (5 year CMT + 2.657%)(a)	2	1,723
4.25%, 11/15/28 (Call 08/15/28)	90	84,829
4.85%, 11/15/48 (Call 05/15/48)	45	38,717

		277,577

Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	141	140,179
4.75%, 04/15/43 (Call 10/15/42)	47	45,369
4.90%, 11/30/46 (Call 05/30/46)	270	265,558
5.30%, 05/27/40	120	123,606
6.00%, 04/01/39	175	193,926
6.15%, 11/30/37	125	139,387
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	45	39,193
3.13%, 12/01/51 (Call 06/01/51)(b)	167	101,255
3.50%, 08/15/46 (Call 02/15/46)	293	203,363
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	66	59,644
4.70%, 03/01/49 (Call 09/01/48)	59	53,437
6.75%, 11/15/35	2	2,197
7.38%, 01/15/40	115	134,846
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	55	35,060
2.80%, 12/10/51 (Call 06/10/51)	95	62,765
4.38%, 09/15/45 (Call 03/15/45)	86	75,977
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	250	213,305
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	85	67,770
3.40%, 11/15/49 (Call 05/15/49)	167	126,123
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	309	296,322
Koninklijke Philips NV
5.00%, 03/15/42	37	33,586
6.88%, 03/11/38	65	71,670
Medtronic Inc., 4.63%, 03/15/45	188	175,449
PerkinElmer Inc.
3.30%, 09/15/29 (Call 06/15/29)	233	201,298
3.63%, 03/15/51 (Call 09/15/50)	50	34,745
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	100	78,641

48	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	$250	$205,590
3.75%, 03/15/51 (Call 09/15/50)	310	222,707
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	100	67,395
4.10%, 04/01/43 (Call 10/01/42)	110	91,630
4.38%, 05/15/44 (Call 11/15/43)	24	20,514
4.63%, 03/15/46 (Call 09/15/45)	94	83,337
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	33	28,850
5.30%, 02/01/44 (Call 08/01/43)	163	164,721
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45 (Call 02/15/45)	124	101,273
5.75%, 11/30/39	30	29,588

		3,990,276

Health Care - Services — 0.6%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	235	176,647
4.13%, 11/15/42 (Call 05/15/42)	180	146,858
4.50%, 05/15/42 (Call 11/15/41)	45	38,860
4.75%, 03/15/44 (Call 09/15/43)	139	121,654
6.63%, 06/15/36	176	189,297
6.75%, 12/15/37	114	121,545
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	80	73,338
4.55%, 05/15/52 (Call 11/15/51)	75	65,120
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	245	191,203
2.63%, 08/01/31 (Call 05/01/31)	605	472,989
Elevance Health Inc.
2.88%, 09/15/29 (Call 06/15/29)	116	101,043
3.13%, 05/15/50 (Call 11/15/49)	108	74,708
3.60%, 03/15/51 (Call 09/15/50)	80	59,686
3.70%, 09/15/49 (Call 03/15/49)	95	71,589
4.38%, 12/01/47 (Call 06/01/47)	126	106,454
4.55%, 03/01/48 (Call 09/01/47)	247	213,005
4.63%, 05/15/42	187	168,753
4.65%, 01/15/43	225	201,638
4.65%, 08/15/44 (Call 02/15/44)	42	36,925
4.75%, 02/15/33 (Call 11/15/32)	120	115,192
5.10%, 01/15/44	156	146,403
5.13%, 02/15/53 (Call 08/15/52)	150	142,137
5.35%, 10/15/25 (Call 09/15/25)	40	40,022
5.50%, 10/15/32 (Call 07/15/32)	115	116,804
5.85%, 01/15/36	60	61,910
5.95%, 12/15/34	40	41,663
6.38%, 06/15/37	24	25,571
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(e)	80	72,814
3.50%, 09/01/30 (Call 03/01/30)	105	90,275
3.50%, 07/15/51 (Call 01/15/51)	184	120,008
3.63%, 03/15/32 (Call 12/15/31)(e)	227	191,860
4.13%, 06/15/29 (Call 03/15/29)	108	98,318
4.50%, 02/15/27 (Call 08/15/26)	524	502,065
4.63%, 03/15/52 (Call 09/15/51)(e)	122	95,966
5.00%, 03/15/24	292	290,099
5.13%, 06/15/39 (Call 12/15/38)	179	159,149
5.25%, 04/15/25	421	416,664
5.25%, 06/15/26 (Call 12/15/25)	486	479,104
5.25%, 06/15/49 (Call 12/15/48)	234	202,031

Security	Par (000)	Value

Health Care - Services (continued)
5.50%, 06/15/47 (Call 12/15/46)	$409	$367,985
5.88%, 02/01/29 (Call 08/01/28)	235	234,866
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	60	52,337
3.95%, 08/15/49 (Call 02/15/49)	81	63,473
4.63%, 12/01/42 (Call 06/01/42)	222	193,449
4.80%, 03/15/47 (Call 09/14/46)	110	97,066
4.88%, 04/01/30 (Call 01/01/30)	99	96,899
4.95%, 10/01/44 (Call 04/01/44)	200	179,384
5.75%, 03/01/28 (Call 02/01/28)	60	61,100
5.88%, 03/01/33 (Call 12/01/32)	100	102,759
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	105	87,317
2.95%, 12/01/29 (Call 09/01/29)	477	409,142
4.70%, 02/01/45 (Call 08/01/44)	199	170,221
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)(b)	25	19,497
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	385	323,088
2.95%, 06/30/30 (Call 03/30/30)	401	344,988
3.45%, 06/01/26 (Call 03/01/26)	820	776,409
3.50%, 03/30/25 (Call 12/30/24)	424	408,015
4.20%, 06/30/29 (Call 03/30/29)	216	204,155
4.25%, 04/01/24 (Call 01/01/24)	190	186,901
4.70%, 03/30/45 (Call 09/30/44)	190	163,772
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	110	74,511
3.13%, 05/15/60 (Call 11/15/59)	72	48,887
3.25%, 05/15/51 (Call 11/15/50)	135	96,567
3.50%, 08/15/39 (Call 02/15/39)	40	32,744
3.70%, 08/15/49 (Call 02/15/49)	76	59,748
3.75%, 10/15/47 (Call 04/15/47)	125	99,769
3.88%, 08/15/59 (Call 02/15/59)	118	92,277
3.95%, 10/15/42 (Call 04/15/42)	125	107,085
4.20%, 01/15/47 (Call 07/15/46)	184	159,313
4.25%, 03/15/43 (Call 09/15/42)	90	79,180
4.25%, 04/15/47 (Call 10/15/46)	132	114,151
4.25%, 06/15/48 (Call 12/15/47)	125	108,322
4.38%, 03/15/42 (Call 09/15/41)	115	102,923
4.45%, 12/15/48 (Call 06/15/48)	219	194,768
4.63%, 07/15/35	216	206,982
4.63%, 11/15/41 (Call 05/15/41)	96	88,827
4.75%, 07/15/45	342	320,522
4.75%, 05/15/52 (Call 11/15/51)	95	87,200
4.95%, 05/15/62 (Call 11/15/61)	175	164,699
5.35%, 02/15/33 (Call 11/15/32)	100	102,284
5.70%, 10/15/40 (Call 04/15/40)	124	129,838
5.80%, 03/15/36	110	115,223
5.88%, 02/15/53 (Call 08/15/52)	105	113,293
5.95%, 02/15/41 (Call 08/15/40)	85	90,202
6.05%, 02/15/63 (Call 08/15/62)	85	92,954
6.50%, 06/15/37	259	287,972
6.63%, 11/15/37	200	223,718
6.88%, 02/15/38	185	214,443

		14,190,592

Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	55	31,460
6.00%, 01/15/43 (Call 10/15/42)	125	105,279

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	$20	$18,507

		155,246

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	87	80,049
3.50%, 11/15/51 (Call 05/15/51)	100	70,777
3.80%, 11/15/24 (Call 08/15/24)	25	24,256
4.40%, 03/15/29 (Call 12/15/28)	120	112,580
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	67	52,732
4.60%, 05/15/50 (Call 11/15/49)(b)	43	34,838
4.75%, 02/26/29 (Call 11/26/28)	67	64,094
5.50%, 03/01/33 (Call 12/01/32)	50	49,278

		488,604

Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	5	4,021
5.00%, 06/15/52 (Call 12/15/51)	50	47,502
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	275	219,665
3.10%, 10/01/27 (Call 07/01/27)	766	709,017
3.90%, 05/15/28 (Call 02/15/28)	254	241,160
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)	100	80,657
2.75%, 02/15/26	224	211,689
2.88%, 02/07/50 (Call 08/07/49)	135	94,993
3.05%, 08/15/25	65	62,067
3.10%, 03/26/30 (Call 12/26/29)	503	451,397
3.20%, 04/25/29 (Call 01/25/29)	305	277,937
3.20%, 07/30/46 (Call 01/30/46)	145	107,243
3.90%, 05/04/47 (Call 11/04/46)	120	100,025
3.95%, 11/01/28 (Call 08/01/28)	170	163,146
4.50%, 02/16/33 (Call 11/16/32)	100	97,801
5.30%, 03/01/41	130	132,276
6.63%, 08/01/37	150	176,366

		3,176,962

Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	62	76,056
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)	255	241,898
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	119	109,529
4.00%, 10/15/46 (Call 04/15/46)	25	19,915
4.75%, 01/15/49 (Call 07/15/48)	37	34,013
Allstate Corp. (The), 5.35%, 06/01/33	38	38,684
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	37	30,642
5.25%, 04/02/30 (Call 01/02/30)	65	64,732
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	15	14,221
4.50%, 07/16/44 (Call 01/16/44)	130	113,179
4.75%, 04/01/48 (Call 10/01/47)	126	112,150
4.80%, 07/10/45 (Call 01/10/45)	150	133,572
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	80	77,242
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	77	70,502
4.50%, 12/15/28 (Call 09/15/28)	59	57,051

Security	Par (000)	Value

Insurance (continued)
6.25%, 09/30/40	$50	$51,752
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33 (Call 11/28/32)	80	79,947
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	55	47,984
4.75%, 05/15/45 (Call 11/15/44)	92	81,595
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	81	71,895
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	85	61,146
7.35%, 05/01/34	42	47,636
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	60	54,892
Arthur J Gallagher & Co., 5.75%, 03/02/53 (Call 09/02/52)	32	31,782
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	49	42,331
4.90%, 03/27/28 (Call 12/27/27)	99	95,388
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	85	79,493
6.15%, 04/03/30 (Call 01/03/30)	76	76,627
AXA SA, 8.60%, 12/15/30	730	896,403
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	35	31,926
4.90%, 01/15/40 (Call 01/15/30), (5 year CMT + 3.186%)(a)	50	42,759
Berkshire Hathaway Finance Corp.
3.85%, 03/15/52 (Call 09/15/51)	115	92,757
4.20%, 08/15/48 (Call 02/15/48)	387	341,810
4.25%, 01/15/49 (Call 07/15/48)	219	194,844
4.30%, 05/15/43	37	33,300
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	43	33,159
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	9,310
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	5	3,267
4.35%, 11/03/45 (Call 05/03/45)	50	44,706
6.70%, 05/15/36	15	16,659
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	161	152,647
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	16	14,668
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	370	351,703
5.00%, 04/20/48 (Call 10/20/47)	287	253,539
5.59%, 01/11/33 (Call 10/11/32)	200	198,190
7.00%, 04/01/28	20	21,540
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	35	31,329
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	185	162,772
4.60%, 11/15/24	80	78,941
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	128	124,173
Hartford Financial Services Group Inc. (The) 2.80%, 08/19/29 (Call 05/19/29)	132	113,674
3.60%, 08/19/49 (Call 02/19/49)	134	100,137
4.30%, 04/15/43	60	49,775
4.40%, 03/15/48 (Call 09/15/47)	41	34,850
5.95%, 10/15/36	63	64,790
6.10%, 10/01/41	82	84,066
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	50	42,234
4.35%, 03/01/48 (Call 09/01/47)	124	96,336

50	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.30%, 10/09/37	$52	$52,171
7.00%, 06/15/40	160	172,926
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	34	28,276
6.00%, 02/01/35	30	31,590
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5 year USD ICE Swap + 1.647%)(a)	180	166,914
4.15%, 03/04/26	511	496,789
5.38%, 03/04/46	165	167,043
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	90	79,181
4.15%, 09/17/50 (Call 03/17/50)	75	58,221
5.00%, 05/20/49 (Call 11/20/48)	70	62,736
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	105	101,201
3.75%, 03/14/26 (Call 12/14/25)	179	171,772
4.20%, 03/01/48 (Call 09/01/47)	110	92,057
4.35%, 01/30/47 (Call 07/30/46)	162	138,222
4.38%, 03/15/29 (Call 12/15/28)	72	68,630
4.75%, 03/15/39 (Call 09/15/38)	90	83,618
4.90%, 03/15/49 (Call 09/15/48)	377	347,511
5.75%, 11/01/32 (Call 08/01/32)	20	20,772
5.88%, 08/01/33	60	63,278
6.25%, 11/01/52 (Call 05/01/52)	20	22,192
MetLife Inc.
4.05%, 03/01/45	188	157,380
4.13%, 08/13/42	165	140,760
4.55%, 03/23/30 (Call 12/23/29)	116	114,025
4.60%, 05/13/46 (Call 11/13/45)	55	49,138
4.72%, 12/15/44	97	88,299
4.88%, 11/13/43	72	67,172
5.70%, 06/15/35	80	83,864
5.88%, 02/06/41	15	15,588
6.38%, 06/15/34	105	117,023
6.40%, 12/15/66 (Call 12/15/31)	182	182,506
6.50%, 12/15/32	30	33,395
10.75%, 08/01/69 (Call 08/01/34)	40	53,909
Munich Re America Corp., Series B, 7.45%, 12/15/26	60	64,015
Nationwide Financial Services Inc., 6.75%, 05/15/87	5	4,961
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	218	201,619
3.70%, 05/15/29 (Call 02/15/29)	92	85,370
4.30%, 11/15/46 (Call 05/15/46)	84	69,128
4.35%, 05/15/43	106	86,690
4.63%, 09/15/42	19	16,116
6.05%, 10/15/36	64	66,907
Progressive Corp. (The)
2.45%, 01/15/27	81	73,895
3.20%, 03/26/30 (Call 12/26/29)	105	94,398
3.70%, 01/26/45	39	30,727
3.95%, 03/26/50 (Call 09/26/49)	70	57,006
4.00%, 03/01/29 (Call 12/01/28)	54	51,657
4.13%, 04/15/47 (Call 10/15/46)	91	77,628
4.20%, 03/15/48 (Call 09/15/47)	113	96,867
4.35%, 04/25/44	85	73,777
6.25%, 12/01/32	30	32,863
6.63%, 03/01/29	69	74,635
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	179	161,431

Security	Par (000)	Value

Insurance (continued)
2.10%, 03/10/30 (Call 12/10/29)	$50	$41,447
3.00%, 03/10/40 (Call 09/10/39)	30	22,394
3.70%, 10/01/50 (Call 07/01/30), (5 year CMT + 3.035%)(a)	60	50,723
3.70%, 03/13/51 (Call 09/13/50)	155	118,338
3.88%, 03/27/28 (Call 12/27/27)	64	61,044
3.91%, 12/07/47 (Call 06/07/47)	144	113,728
3.94%, 12/07/49 (Call 06/07/49)	200	158,420
4.35%, 02/25/50 (Call 08/25/49)	130	110,358
4.42%, 03/27/48 (Call 09/27/47)	118	101,983
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	175	161,737
4.60%, 05/15/44	182	165,520
5.13%, 03/01/52 (Call 11/28/31), (5 year CMT + 3.162%)(a)	20	18,319
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	55	54,036
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	153	148,913
5.70%, 12/14/36	265	275,534
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	232	220,655
5.75%, 07/15/33(b)	15	15,733
6.63%, 12/01/37	45	49,751
6.63%, 06/21/40	15	16,447
Prudential PLC
3.13%, 04/14/30	75	66,008
3.63%, 03/24/32 (Call 12/24/31)	215	191,814
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	132	120,887
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	30	27,038
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,581
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	45	28,834
3.75%, 05/15/46 (Call 11/15/45)	143	112,654
4.00%, 05/30/47 (Call 11/30/46)	172	143,711
4.05%, 03/07/48 (Call 09/07/47)	20	16,781
4.10%, 03/04/49 (Call 09/04/48)	170	143,455
4.30%, 08/25/45 (Call 02/25/45)	130	113,282
4.60%, 08/01/43	87	79,519
5.35%, 11/01/40	120	121,963
6.25%, 06/15/37	197	218,615
6.75%, 06/20/36	149	169,407
Travelers Property Casualty Corp., 6.38%, 03/15/33	120	133,261
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	35	26,287
5.75%, 08/15/42	100	91,958
Voya Financial Inc.
3.65%, 06/15/26	140	132,555
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	95	80,935
5.70%, 07/15/43	111	106,563
W R Berkley Corp., 4.75%, 08/01/44	67	59,879
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	80	68,357
3.88%, 09/15/49 (Call 03/15/49)	103	75,161
4.50%, 09/15/28 (Call 06/15/28)	59	55,981
5.05%, 09/15/48 (Call 03/15/48)	153	132,639

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
XLIT Ltd., 5.25%, 12/15/43	$354	$348,485

		15,463,657

Internet — 0.2%
Alibaba Group Holding Ltd.
3.25%, 02/09/61 (Call 08/09/60)	5	3,085
4.00%, 12/06/37 (Call 06/06/37)	145	119,861
4.20%, 12/06/47 (Call 06/06/47)	75	58,745
4.40%, 12/06/57 (Call 06/06/57)	105	81,915
Alphabet Inc., 2.25%, 08/15/60 (Call 02/15/60)	114	66,080
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	125	80,047
2.70%, 06/03/60 (Call 12/03/59)	279	171,392
3.10%, 05/12/51 (Call 11/12/50)	330	236,267
3.25%, 05/12/61 (Call 11/12/60)	200	138,298
3.95%, 04/13/52 (Call 10/13/51)	90	75,573
4.05%, 08/22/47 (Call 02/22/47)	332	286,440
4.10%, 04/13/62 (Call 10/13/61)	310	256,454
4.25%, 08/22/57 (Call 02/22/57)	246	212,222
4.65%, 12/01/29 (Call 10/01/29)	200	197,136
4.70%, 12/01/32 (Call 09/01/32)	200	197,614
4.95%, 12/05/44 (Call 06/05/44)	164	160,766
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	94	87,973
3.60%, 06/01/26 (Call 03/01/26)	107	101,931
4.63%, 04/13/30 (Call 01/13/30)	125	121,307
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	221	206,569
3.45%, 08/01/24 (Call 05/01/24)	52	50,729
3.60%, 06/05/27 (Call 03/05/27)	219	206,414
3.65%, 05/10/51 (Call 11/10/50)	55	39,448
4.00%, 07/15/42 (Call 01/15/42)	192	152,164
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	235	198,239
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	154,158
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	5	4,142
4.65%, 08/15/62 (Call 02/15/62)	15	12,475
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	125	100,770

		3,778,214

Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)	55	55,687
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	120	103,309
5.20%, 08/01/43 (Call 02/01/43)	22	21,420
6.40%, 12/01/37	75	82,102
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	390	371,448
3.25%, 10/15/50 (Call 04/15/50)	40	26,860
3.45%, 04/15/30 (Call 01/15/30)	300	266,367

		927,193

Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	55	39,973
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	215	206,703
4.63%, 07/28/45 (Call 01/28/45)	120	92,920

		339,596

Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	95	82,629
3.70%, 01/15/31 (Call 10/15/30)	122	105,274

Security	Par (000)	Value

Lodging (continued)
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	$125	$121,190
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	150	141,564
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	100	84,668
Series X, 4.00%, 04/15/28 (Call 01/15/28)	140	131,474

		666,799

Machinery — 0.2%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	150	144,650
Caterpillar Financial Services Corp., 2.40%, 08/09/26	135	124,116
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	161	140,270
3.25%, 09/19/49 (Call 03/19/49)	131	99,958
3.25%, 04/09/50 (Call 10/09/49)	137	104,828
4.30%, 05/15/44 (Call 11/15/43)	35	32,247
4.75%, 05/15/64 (Call 11/15/63)	82	77,280
5.20%, 05/27/41	47	47,978
5.30%, 09/15/35	24	24,300
6.05%, 08/15/36	56	61,144
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	50	44,246
1.88%, 01/15/26 (Call 12/15/25)	70	63,716
3.95%, 05/23/25	580	561,382
5.45%, 10/14/25	100	100,144
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	227	215,094
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	55	40,308
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	30	26,830
3.75%, 04/15/50 (Call 10/15/49)(b)	85	72,237
5.38%, 10/16/29	65	67,389
7.13%, 03/03/31	5	5,770
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	25	24,471
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	75	63,568
John Deere Capital Corp.
1.75%, 03/09/27	114	101,704
2.25%, 09/14/26	35	32,020
2.45%, 01/09/30	67	57,667
2.65%, 06/10/26	140	130,287
2.80%, 09/08/27	123	113,059
2.80%, 07/18/29	90	79,784
3.05%, 01/06/28	119	111,698
3.35%, 04/18/29	50	45,899
3.45%, 03/07/29	30	27,798
4.05%, 09/08/25	45	44,151
4.15%, 09/15/27	50	48,621
4.35%, 09/15/32	50	48,156
4.55%, 10/11/24	40	39,728
4.75%, 01/20/28	50	49,758
4.80%, 01/09/26	50	49,784
4.85%, 10/11/29	50	50,016
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	117	100,876
4.60%, 05/15/28 (Call 02/15/28)	48	46,308
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	87	83,143
3.50%, 03/01/29 (Call 12/01/28)	349	323,520
4.20%, 03/01/49 (Call 09/01/48)	77	67,752
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	49	47,286
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	863	741,179

52	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.25%, 01/30/31 (Call 10/30/30)	$515	$415,734
3.25%, 11/01/26 (Call 08/01/26)	210	196,022
4.38%, 11/01/46 (Call 05/01/46)	200	166,220

		5,360,096

Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	2,036	1,913,433
2.25%, 09/19/26 (Call 06/19/26)	901	817,243
2.38%, 08/26/29 (Call 05/26/29)(b)	884	742,206
2.65%, 04/15/25 (Call 03/15/25)	744	705,476
2.88%, 10/15/27 (Call 07/15/27)	665	605,157
3.00%, 08/07/25	805	764,863
3.05%, 04/15/30 (Call 01/15/30)(b)	215	188,237
3.38%, 03/01/29 (Call 12/01/28)(b)	179	161,771
3.63%, 09/14/28 (Call 06/14/28)(b)	330	306,276
3.63%, 10/15/47 (Call 04/15/47)	239	179,848
4.00%, 09/14/48 (Call 03/14/48)(b)	217	174,036
5.70%, 03/15/37(b)	140	142,108
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	152	126,862
3.75%, 12/01/27 (Call 09/01/27)	70	65,561
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	107	98,837
3.92%, 09/15/47 (Call 02/15/47)	65	53,086
4.00%, 11/02/32	92	84,328
4.15%, 03/15/33 (Call 12/15/32)	65	59,849
4.15%, 11/02/42	70	59,641
4.70%, 08/23/52 (Call 02/23/52)	40	36,354
General Electric Co., 4.35%, 05/01/50 (Call 11/01/49)	5	4,226
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	56	48,355
4.88%, 09/15/41 (Call 03/15/41)	35	34,338
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	205	182,528
4.00%, 06/14/49 (Call 12/14/48)	73	58,884
4.10%, 03/01/47 (Call 09/01/46)	76	63,119
4.20%, 11/21/34 (Call 05/21/34)	65	58,955
4.45%, 11/21/44 (Call 05/21/44)	78	68,485
6.25%, 05/15/38	40	42,075
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	185	169,812
5.90%, 07/15/32 (Call 04/15/32)	100	100,092
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	385	314,995
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	71	61,545
3.38%, 03/01/28 (Call 12/01/27)	95	86,409
3.65%, 03/15/27 (Call 12/15/26)	254	239,537
3.90%, 09/17/29 (Call 06/17/29)	117	106,238
4.00%, 03/15/26 (Call 12/15/25)	183	176,893

		9,101,658

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	127	77,542
3.85%, 04/01/61 (Call 10/01/60)	195	114,529
3.90%, 06/01/52 (Call 12/01/51)	394	248,295
3.95%, 06/30/62 (Call 12/30/61)	135	80,422
4.40%, 04/01/33 (Call 01/01/33)	90	76,981

Security	Par (000)	Value

Media (continued)
4.40%, 12/01/61 (Call 06/01/61)	$255	$165,000
4.80%, 03/01/50 (Call 09/01/49)	220	160,228
5.13%, 07/01/49 (Call 01/01/49)	249	190,891
5.25%, 04/01/53 (Call 10/01/52)	139	108,430
5.38%, 04/01/38 (Call 10/01/37)	45	37,643
5.38%, 05/01/47 (Call 11/01/46)	194	153,931
5.50%, 04/01/63 (Call 10/01/62)	150	116,118
5.75%, 04/01/48 (Call 10/01/47)	192	159,782
6.38%, 10/23/35 (Call 04/23/35)	240	229,812
6.48%, 10/23/45 (Call 04/23/45)	305	275,915
6.83%, 10/23/55 (Call 04/23/55)	170	158,488
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)(b)	147	87,227
2.65%, 08/15/62 (Call 02/15/62)	84	48,181
2.80%, 01/15/51 (Call 07/15/50)	73	46,647
2.89%, 11/01/51 (Call 05/01/51)	337	218,059
2.94%, 11/01/56 (Call 05/01/56)	352	221,049
2.99%, 11/01/63 (Call 05/01/63)	254	155,301
3.40%, 07/15/46 (Call 01/15/46)	110	80,894
3.45%, 02/01/50 (Call 08/01/49)	220	160,725
3.75%, 04/01/40 (Call 10/01/39)	235	193,560
3.90%, 03/01/38 (Call 09/01/37)	186	159,553
3.97%, 11/01/47 (Call 05/01/47)	313	252,341
4.00%, 08/15/47 (Call 02/15/47)	144	116,342
4.00%, 03/01/48 (Call 09/01/47)	278	224,794
4.00%, 11/01/49 (Call 05/01/49)	261	210,400
4.05%, 11/01/52 (Call 05/01/52)	64	51,441
4.60%, 10/15/38 (Call 04/15/38)	150	138,298
4.60%, 08/15/45 (Call 02/15/45)	141	124,375
4.65%, 02/15/33 (Call 11/15/32)	275	265,452
4.65%, 07/15/42	234	216,249
4.70%, 10/15/48 (Call 04/15/48)	135	122,400
4.75%, 03/01/44	39	35,607
4.95%, 10/15/58 (Call 04/15/58)	110	101,993
5.35%, 11/15/27 (Call 10/15/27)	45	45,651
5.50%, 11/15/32 (Call 08/15/32)	50	51,393
5.65%, 06/15/35	28	28,946
6.45%, 03/15/37	30	32,959
6.50%, 11/15/35	323	357,196
6.55%, 07/01/39	5	5,543
6.95%, 08/15/37	125	143,550
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	192	123,682
4.65%, 05/15/50 (Call 11/15/49)	213	155,631
4.88%, 04/01/43	85	67,053
5.00%, 09/20/37 (Call 03/20/37)	167	142,476
5.20%, 09/20/47 (Call 03/20/47)	192	153,270
5.30%, 05/15/49 (Call 11/15/48)	203	162,629
6.35%, 06/01/40	35	33,243
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	10	8,435
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	85	77,967
5.58%, 01/25/49 (Call 07/25/48)	324	295,174
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	95	82,762
6.63%, 01/15/40	195	201,749
NBCUniversal Media LLC
4.45%, 01/15/43	101	88,225
6.40%, 04/30/40	20	21,736

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Paramount Global
3.38%, 02/15/28 (Call 12/15/27)	$22	$19,784
3.70%, 06/01/28 (Call 03/01/28)	30	26,896
4.20%, 06/01/29 (Call 03/01/29)	70	62,901
4.38%, 03/15/43	142	98,535
4.60%, 01/15/45 (Call 07/15/44)	96	68,602
4.85%, 07/01/42 (Call 01/01/42)	75	56,161
4.90%, 08/15/44 (Call 02/15/44)	102	75,008
4.95%, 01/15/31 (Call 11/15/30)	75	67,105
4.95%, 05/19/50 (Call 11/19/49)	150	111,082
5.25%, 04/01/44 (Call 10/01/43)	68	52,306
5.50%, 05/15/33	42	38,315
5.85%, 09/01/43 (Call 03/01/43)	185	155,393
5.90%, 10/15/40 (Call 04/15/40)	32	28,277
6.88%, 04/30/36	147	145,805
7.88%, 07/30/30	60	64,736
Thomson Reuters Corp.
5.50%, 08/15/35	40	38,919
5.65%, 11/23/43 (Call 05/23/43)	67	62,749
5.85%, 04/15/40	155	150,844
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	117	131,342
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	100	74,506
5.50%, 09/01/41 (Call 03/01/41)	187	157,733
5.88%, 11/15/40 (Call 05/15/40)	134	117,978
6.55%, 05/01/37	125	119,049
6.75%, 06/15/39	197	189,250
7.30%, 07/01/38	150	150,117
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	140	98,347
3.70%, 12/01/42	60	48,766
4.13%, 06/01/44	116	99,717
4.38%, 08/16/41	105	93,467
Series E, 4.13%, 12/01/41	70	60,753
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	245	162,633
3.50%, 05/13/40 (Call 11/13/39)	51	41,284
3.60%, 01/13/51 (Call 07/13/50)	240	186,091
3.80%, 05/13/60 (Call 11/13/59)	61	47,423
4.63%, 03/23/40 (Call 09/23/39)	82	76,727
4.70%, 03/23/50 (Call 09/23/49)	176	164,690
4.75%, 09/15/44 (Call 03/15/44)	60	55,698
4.75%, 11/15/46 (Call 05/15/46)	170	158,102
4.95%, 10/15/45 (Call 04/15/45)	42	39,811
5.40%, 10/01/43	77	77,507
6.15%, 03/01/37	40	42,777
6.15%, 02/15/41	9	9,796
6.20%, 12/15/34	80	87,437
6.40%, 12/15/35	99	109,008
6.65%, 11/15/37	185	209,653
7.75%, 12/01/45	175	222,840

		12,220,085

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	64	60,595
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	104	90,486
5.25%, 10/01/54 (Call 04/01/54)	15	13,093

		164,174

Security	Par (000)	Value

Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	$485	$413,676
Freeport-McMoRan Inc., 4.63%, 08/01/30 (Call 08/01/25)	110	102,316
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	699	666,378
5.95%, 03/15/24 (Call 12/15/23)	225	225,070
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	35	27,898
2.80%, 10/01/29 (Call 07/01/29)	345	293,564
4.88%, 03/15/42 (Call 09/15/41)	300	273,822
5.45%, 06/09/44 (Call 12/09/43)	105	100,807
6.25%, 10/01/39	163	170,156
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	190	189,221
Rio Tinto Finance USA PLC, 4.75%, 03/22/42 (Call 09/22/41)	80	75,343
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	50	38,297

		2,576,548

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	155	131,333
3.57%, 12/01/31 (Call 09/01/31)	115	95,201
4.25%, 04/01/28 (Call 10/01/23)	100	91,152

		317,686

Oil & Gas — 0.7%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	187	120,479
2.94%, 06/04/51 (Call 12/04/50)(b)	220	146,181
3.00%, 02/24/50 (Call 08/24/49)	250	169,960
3.00%, 03/17/52 (Call 09/17/51)	135	90,542
3.02%, 01/16/27 (Call 10/16/26)	35	32,540
3.12%, 05/04/26 (Call 02/04/26)	115	108,609
3.38%, 02/08/61 (Call 08/08/60)	70	48,349
3.41%, 02/11/26 (Call 12/11/25)	72	68,759
3.54%, 04/06/27 (Call 02/06/27)	75	70,925
3.59%, 04/14/27 (Call 01/14/27)	103	97,446
3.63%, 04/06/30 (Call 01/06/30)	101	92,528
3.80%, 09/21/25 (Call 07/21/25)	85	83,076
3.94%, 09/21/28 (Call 06/21/28)	120	114,200
4.23%, 11/06/28 (Call 08/06/28)	128	123,468
4.81%, 02/13/33 (Call 11/13/32)	200	196,450
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	110	102,529
3.72%, 11/28/28 (Call 08/28/28)	80	75,389
Burlington Resources LLC
5.95%, 10/15/36	20	20,762
7.20%, 08/15/31	122	138,069
7.40%, 12/01/31	157	179,184
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	294	212,074
Chevron USA Inc., 5.25%, 11/15/43 (Call 05/15/43)	65	65,300
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	184,436
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	5,363
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	52	50,489
3.76%, 03/15/42 (Call 09/15/41)	317	260,111
3.80%, 03/15/52 (Call 09/15/51)	25	19,830
4.03%, 03/15/62 (Call 09/15/61)	535	423,945
4.30%, 11/15/44 (Call 05/15/44)	109	94,608
5.90%, 10/15/32	182	194,853
6.50%, 02/01/39	55	62,097

54	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.95%, 04/15/29	$30	$32,920
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	139	115,515
5.00%, 06/15/45 (Call 12/15/44)	162	137,449
5.60%, 07/15/41 (Call 01/15/41)	125	115,258
7.88%, 09/30/31	5	5,658
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	218	192,636
4.25%, 03/15/52 (Call 09/15/51)	70	52,625
4.40%, 03/24/51 (Call 09/24/50)	78	60,398
6.25%, 03/15/33 (Call 12/15/32)	30	30,584
6.25%, 03/15/53 (Call 09/15/52)	55	54,193
Eni USA Inc., 7.30%, 11/15/27	230	248,639
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	85	75,086
4.38%, 04/15/30 (Call 01/15/30)	168	161,235
4.95%, 04/15/50 (Call 10/15/49)	117	112,726
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	65	59,561
7.00%, 02/01/30 (Call 11/01/29)	315	324,982
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	205	174,627
2.88%, 04/06/25 (Call 03/06/25)	320	306,125
3.00%, 04/06/27 (Call 02/06/27)	250	232,615
3.13%, 04/06/30 (Call 01/06/30)	305	274,463
3.25%, 11/10/24	680	660,287
3.25%, 11/18/49 (Call 05/18/49)	165	121,899
3.63%, 09/10/28 (Call 06/10/28)	179	169,599
3.70%, 03/01/24	287	282,597
3.70%, 04/06/50 (Call 10/06/49)	205	164,615
3.95%, 05/15/43	107	90,467
4.25%, 11/23/41	162	144,402
4.80%, 11/08/43	145	137,872
5.10%, 08/17/40	235	233,585
7.25%, 09/23/27	125	136,575
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	90	79,274
2.61%, 10/15/30 (Call 07/15/30)	259	224,975
3.10%, 08/16/49 (Call 02/16/49)	146	104,869
3.45%, 04/15/51 (Call 10/15/50)	231	176,144
3.48%, 03/19/30 (Call 12/19/29)	279	258,505
3.57%, 03/06/45 (Call 09/06/44)	117	92,706
4.11%, 03/01/46 (Call 09/01/45)	204	174,571
4.23%, 03/19/40 (Call 09/19/39)	266	239,049
4.33%, 03/19/50 (Call 09/19/49)	317	281,379
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	459	447,713
4.30%, 04/01/27 (Call 01/01/27)	380	363,793
5.60%, 02/15/41	184	172,277
6.00%, 01/15/40	252	247,673
7.13%, 03/15/33	140	150,252
7.30%, 08/15/31	188	204,025
7.88%, 10/01/29	130	143,014
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	245	233,372
6.60%, 10/01/37	221	220,156
6.80%, 03/15/32	201	207,352
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	140	129,242
4.50%, 04/01/48 (Call 10/01/47)	55	44,052

Security	Par (000)	Value

Oil & Gas (continued)
4.70%, 05/01/25 (Call 04/01/25)	$151	$148,886
4.75%, 09/15/44 (Call 03/15/44)	144	120,184
5.00%, 09/15/54 (Call 03/15/54)	91	76,726
5.13%, 12/15/26 (Call 09/15/26)	130	129,269
6.50%, 03/01/41 (Call 09/01/40)	108	111,624
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	55	54,512
Ovintiv Inc.
6.50%, 08/15/34	210	210,296
6.50%, 02/01/38	82	80,622
6.63%, 08/15/37	200	198,138
7.20%, 11/01/31	130	136,733
7.38%, 11/01/31	107	114,306
8.13%, 09/15/30	110	120,075
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	195	134,289
3.90%, 03/15/28 (Call 12/15/27)	160	151,275
4.65%, 11/15/34 (Call 05/15/34)	129	120,403
4.68%, 02/15/45 (Call 08/15/44)(e)	2	1,750
4.88%, 11/15/44 (Call 05/15/44)	270	246,073
4.90%, 10/01/46 (Call 04/01/46)(e)	25	22,089
5.88%, 05/01/42	52	53,936
Shell International Finance BV
3.25%, 04/06/50 (Call 10/06/49)	585	430,203
4.00%, 05/10/46	100	82,949
4.38%, 05/11/45	120	106,120
6.38%, 12/15/38	285	316,045
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	295	281,973
2.83%, 01/10/30 (Call 10/10/29)	175	154,485
2.99%, 06/29/41 (Call 12/29/40)	140	104,140
3.13%, 05/29/50 (Call 11/29/49)	278	198,325
3.39%, 06/29/60 (Call 12/29/59)	45	32,204
3.45%, 02/19/29 (Call 11/19/28)	150	138,702
3.46%, 07/12/49 (Call 01/12/49)	200	153,014
TotalEnergies Capital SA, 3.88%, 10/11/28	120	115,234
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	140	99,480
4.00%, 06/01/52 (Call 12/01/51)	15	11,307
4.35%, 06/01/28 (Call 03/01/28)	223	213,770
4.90%, 03/15/45	61	54,676
6.63%, 06/15/37	225	239,177
7.50%, 04/15/32	106	119,854

		17,838,981

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	396	373,392
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	45	40,231
3.14%, 11/07/29 (Call 08/07/29)	362	319,154
3.34%, 12/15/27 (Call 09/15/27)	686	633,288
4.08%, 12/15/47 (Call 06/15/47)	192	151,572
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	183	158,279
3.80%, 11/15/25 (Call 08/15/25)	59	57,022
4.50%, 11/15/41 (Call 05/15/41)	85	71,191
4.75%, 08/01/43 (Call 02/01/43)	145	124,546
4.85%, 11/15/35 (Call 05/15/35)	190	177,126
5.00%, 11/15/45 (Call 05/15/45)	139	122,623
6.70%, 09/15/38	153	164,059
7.45%, 09/15/39	164	186,322

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	$296	$261,430
3.95%, 12/01/42 (Call 06/01/42)	100	72,487
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	350	301,154

		3,213,876

Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	307	290,063
4.50%, 05/15/28 (Call 02/15/28)	131	125,674
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	185	153,198
4.00%, 05/17/25 (Call 04/17/25)	100	96,596
Packaging Corp. of America, 4.05%, 12/15/49
(Call 06/15/49)	57	44,935
WestRock MWV LLC, 8.20%, 01/15/30	40	45,845

		756,311

Pharmaceuticals — 1.0%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	363	306,884
4.25%, 11/21/49 (Call 05/21/49)	504	419,439
4.30%, 05/14/36 (Call 11/14/35)	173	155,399
4.40%, 11/06/42	287	248,932
4.45%, 05/14/46 (Call 11/14/45)	375	321,041
4.50%, 05/14/35 (Call 11/14/34)	420	389,516
4.63%, 10/01/42 (Call 04/01/42)	47	41,579
4.70%, 05/14/45 (Call 11/14/44)	438	388,042
4.88%, 11/14/48 (Call 05/14/48)	228	208,823
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	145	134,921
4.25%, 03/01/45 (Call 09/01/44)	122	101,614
4.30%, 12/15/47 (Call 06/15/47)	199	167,102
Astrazeneca Finance LLC
4.88%, 03/03/28 (Call 02/03/28)	100	99,798
4.88%, 03/03/33 (Call 12/03/32)	100	99,726
4.90%, 03/03/30 (Call 01/03/30)	100	99,590
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	245	229,362
3.38%, 11/16/25	697	669,301
4.00%, 01/17/29 (Call 10/17/28)	299	286,699
4.00%, 09/18/42	269	234,945
4.38%, 11/16/45	210	190,371
4.38%, 08/17/48 (Call 02/17/48)	99	89,547
6.45%, 09/15/37	430	484,889
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	100	94,373
3.79%, 05/20/50 (Call 11/20/49)	49	37,677
4.67%, 06/06/47 (Call 12/06/46)	172	151,176
4.69%, 12/15/44 (Call 06/15/44)	88	78,040
Bristol-Myers Squibb Co.
2.95%, 03/15/32 (Call 12/15/31)	10	8,632
3.25%, 08/01/42	48	36,856
3.55%, 03/15/42 (Call 09/15/41)	10	8,115
3.70%, 03/15/52 (Call 09/15/51)	135	106,530
3.90%, 03/15/62 (Call 09/15/61)	260	203,577
4.25%, 10/26/49 (Call 04/26/49)	313	270,235
4.35%, 11/15/47 (Call 05/15/47)	213	187,525
4.55%, 02/20/48 (Call 08/20/47)	275	249,947
5.00%, 08/15/45 (Call 02/15/45)	110	107,017

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	$90	$83,874
4.37%, 06/15/47 (Call 12/15/46)	182	146,206
4.50%, 11/15/44 (Call 05/15/44)	81	67,189
4.60%, 03/15/43	100	84,521
4.90%, 09/15/45 (Call 03/15/45)	155	134,207
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	286	238,335
3.20%, 03/15/40 (Call 09/15/39)	80	59,680
3.40%, 03/15/50 (Call 09/15/49)	334	234,976
3.88%, 10/15/47 (Call 04/15/47)	211	161,331
4.13%, 11/15/25 (Call 09/15/25)	446	433,722
4.38%, 10/15/28 (Call 07/15/28)	591	567,490
4.80%, 08/15/38 (Call 02/15/38)	348	319,843
4.80%, 07/15/46 (Call 01/16/46)	180	158,467
4.90%, 12/15/48 (Call 06/15/48)	240	215,976
5.40%, 03/15/33 (Call 12/15/32)	140	139,868
6.13%, 11/15/41	149	159,478
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	292	257,871
3.63%, 04/01/27 (Call 02/01/27)	205	193,116
3.75%, 04/01/30 (Call 01/01/30)	198	178,939
4.13%, 04/01/40 (Call 10/01/39)	131	107,315
4.25%, 04/01/50 (Call 10/01/49)	228	181,987
4.30%, 03/25/28 (Call 12/25/27)	568	542,923
4.78%, 03/25/38 (Call 09/25/37)	592	537,347
4.88%, 07/20/35 (Call 01/20/35)	272	255,675
5.00%, 02/20/26 (Call 01/20/26)	185	183,994
5.05%, 03/25/48 (Call 09/25/47)	726	650,815
5.13%, 02/21/30 (Call 12/21/29)	200	196,344
5.13%, 07/20/45 (Call 01/20/45)	330	297,323
5.25%, 02/21/33 (Call 11/21/32)	200	196,816
5.30%, 12/05/43 (Call 06/05/43)	280	260,904
5.63%, 02/21/53 (Call 08/21/52)	200	193,554
6.13%, 09/15/39	75	76,323
6.25%, 06/01/27	10	10,405
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	260	243,357
3.38%, 03/15/29 (Call 12/15/28)	425	394,583
3.70%, 03/01/45 (Call 09/01/44)	130	110,007
3.95%, 03/15/49 (Call 09/15/48)	35	30,983
4.70%, 02/27/33 (Call 11/27/32)	95	94,476
4.88%, 02/27/53 (Call 08/27/52)	120	119,665
4.95%, 02/27/63 (Call 08/27/62)	40	39,762
5.50%, 03/15/27	115	118,588
5.55%, 03/15/37	115	121,790
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	345	334,743
3.88%, 05/15/28	204	194,369
4.20%, 03/18/43	115	99,774
6.38%, 05/15/38	231	261,072
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	149	136,187
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	35	21,425
3.40%, 01/15/38 (Call 07/15/37)	161	136,924
3.50%, 01/15/48 (Call 07/15/47)	87	71,613
3.55%, 03/01/36 (Call 09/01/35)	164	145,101
3.63%, 03/03/37 (Call 09/03/36)	115	101,636
3.70%, 03/01/46 (Call 09/01/45)	165	138,791

56	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 03/03/47 (Call 09/03/46)	$110	$93,422
4.50%, 12/05/43 (Call 06/05/43)	148	143,440
4.85%, 05/15/41	57	56,793
5.85%, 07/15/38	95	105,457
5.95%, 08/15/37	117	129,877
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	530	516,087
4.60%, 06/01/44 (Call 12/01/43)	42	37,714
5.90%, 11/01/39	168	175,815
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	70	61,814
1.90%, 12/10/28 (Call 10/10/28)	80	68,620
2.15%, 12/10/31 (Call 09/10/31)	65	52,965
2.45%, 06/24/50 (Call 12/24/49)	150	95,421
2.75%, 12/10/51 (Call 06/10/51)	185	123,465
2.90%, 12/10/61 (Call 06/10/61)	190	121,857
3.40%, 03/07/29 (Call 12/07/28)	350	324,950
3.60%, 09/15/42 (Call 03/15/42)	15	12,216
3.70%, 02/10/45 (Call 08/10/44)	255	209,669
3.90%, 03/07/39 (Call 09/07/38)	140	122,436
4.00%, 03/07/49 (Call 09/07/48)	161	137,489
4.15%, 05/18/43	125	111,529
6.50%, 12/01/33	101	114,401
6.55%, 09/15/37	22	25,042
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	67	70,523
5.95%, 12/01/28	15	15,891
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	118	90,022
Novartis Capital Corp., 4.00%, 11/20/45 (Call 05/20/45)	5	4,365
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	90	61,489
4.00%, 03/15/49 (Call 09/15/48)	80	69,150
4.20%, 09/15/48 (Call 03/15/48)	190	169,132
7.20%, 03/15/39	135	164,454
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	343	319,254
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	105	71,786
3.38%, 07/09/60 (Call 01/09/60)	110	73,569
5.00%, 11/26/28 (Call 08/26/28)	310	305,809
Utah Acquisition Sub Inc., 5.25%, 06/15/46
(Call 12/15/45)	125	97,493
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	65	44,360
4.00%, 06/22/50 (Call 12/22/49)	307	197,895
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	765	706,057
3.90%, 08/20/28 (Call 05/20/28)	131	124,047
3.95%, 09/12/47 (Call 03/12/47)	245	199,060
4.45%, 08/20/48 (Call 02/20/48)	116	100,617
4.50%, 11/13/25 (Call 08/13/25)	902	884,718
4.70%, 02/01/43 (Call 08/01/42)	380	342,133

		24,301,183

Pipelines — 0.7%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	114	96,940
4.45%, 07/15/27 (Call 04/15/27)	82	78,125
4.80%, 05/03/29 (Call 02/03/29)	100	94,783
5.95%, 06/01/26 (Call 03/01/26)	61	61,446

Security	Par (000)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	$402	$362,178
5.13%, 06/30/27 (Call 01/01/27)	212	209,219
5.88%, 03/31/25 (Call 10/02/24)	310	311,063
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	95	93,942
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	65	73,586
Series B, 7.50%, 04/15/38	15	16,802
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	192	181,709
2.50%, 08/01/33 (Call 05/01/33)	105	81,097
3.13%, 11/15/29 (Call 08/15/29)	165	143,781
3.40%, 08/01/51 (Call 02/01/51)	90	61,777
3.70%, 07/15/27 (Call 04/15/27)	99	92,746
4.00%, 11/15/49 (Call 05/15/49)	180	139,541
4.25%, 12/01/26 (Call 09/01/26)	125	119,789
4.50%, 06/10/44 (Call 12/10/43)	90	75,363
5.50%, 12/01/46 (Call 05/29/46)	110	104,181
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	175	159,551
5.00%, 05/15/44 (Call 11/15/43)	71	58,564
5.00%, 05/15/50 (Call 11/15/49)	300	246,333
6.63%, 10/15/36	240	243,410
7.50%, 07/01/38	180	195,160
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	127	108,904
3.13%, 07/31/29 (Call 04/30/29)	80	70,614
3.70%, 01/31/51 (Call 07/31/50)	125	91,952
3.95%, 01/31/60 (Call 07/31/59)	71	52,263
4.15%, 10/16/28 (Call 07/16/28)	75	70,854
4.20%, 01/31/50 (Call 07/31/49)	76	60,967
4.25%, 02/15/48 (Call 08/15/47)	112	90,938
4.45%, 02/15/43 (Call 08/15/42)	58	49,540
4.80%, 02/01/49 (Call 08/01/48)	96	84,065
4.85%, 08/15/42 (Call 02/15/42)	92	82,493
4.85%, 03/15/44 (Call 09/15/43)	55	48,932
4.90%, 05/15/46 (Call 11/15/45)	163	143,142
4.95%, 10/15/54 (Call 04/15/54)	104	90,892
5.10%, 02/15/45 (Call 08/15/44)	194	177,491
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	140	117,113
5.70%, 02/15/42	103	101,425
5.95%, 02/01/41	103	104,295
6.13%, 10/15/39	60	62,721
6.45%, 09/01/40	74	78,524
7.55%, 04/15/38	29	32,757
Series D, 6.88%, 03/01/33	45	50,005
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	25	22,361
Series H, 6.65%, 10/15/34	30	31,990
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	48	39,906
5.00%, 08/15/42 (Call 02/15/42)	15	12,818
5.00%, 03/01/43 (Call 09/01/42)	35	29,594
5.40%, 09/01/44 (Call 03/01/44)	124	111,092
5.50%, 03/01/44 (Call 09/01/43)	131	117,916
5.63%, 09/01/41	25	22,783
5.80%, 03/15/35	55	53,644
6.38%, 03/01/41	114	113,714

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.50%, 02/01/37	$82	$82,823
6.50%, 09/01/39	88	89,639
6.55%, 09/15/40	54	54,052
6.95%, 01/15/38	230	245,274
7.30%, 08/15/33	72	78,345
7.40%, 03/15/31	45	48,537
7.50%, 11/15/40	31	34,056
7.75%, 03/15/32	90	99,506
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	122	77,188
3.60%, 02/15/51 (Call 08/15/50)	50	33,819
4.30%, 03/01/28 (Call 12/01/27)	97	92,564
4.80%, 02/01/33 (Call 11/01/32)	100	92,742
5.05%, 02/15/46 (Call 08/15/45)	20	16,879
5.20%, 06/01/33 (Call 03/01/33)	60	57,133
5.20%, 03/01/48 (Call 09/01/47)	159	138,052
5.30%, 12/01/34 (Call 06/01/34)	160	150,053
5.45%, 08/01/52 (Call 02/01/52)	100	89,172
5.55%, 06/01/45 (Call 12/01/44)	151	136,829
7.75%, 01/15/32	82	91,495
7.80%, 08/01/31	25	27,782
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	140	102,931
4.20%, 10/03/47 (Call 04/03/47)	50	38,216
4.25%, 09/15/46 (Call 03/15/46)	80	61,529
4.85%, 02/01/49 (Call 08/01/48)	69	58,422
5.15%, 10/15/43 (Call 04/15/43)	72	63,325
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	64	59,944
4.25%, 12/01/27 (Call 09/01/27)	150	141,885
4.50%, 04/15/38 (Call 10/15/37)	131	111,921
4.70%, 04/15/48 (Call 10/15/47)	238	191,626
4.80%, 02/15/29 (Call 11/15/28)	148	142,216
4.90%, 04/15/58 (Call 10/15/57)	72	57,647
4.95%, 03/14/52 (Call 09/14/51)	100	83,190
5.20%, 03/01/47 (Call 09/01/46)	127	109,969
5.50%, 02/15/49 (Call 08/15/48)	226	202,351
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	27	25,600
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,609	1,475,196
2.75%, 09/01/24 (Call 08/01/24)	170	162,608
3.10%, 03/15/30 (Call 12/15/29)	180	152,636
3.40%, 09/01/29 (Call 06/01/29)	30	26,030
4.00%, 07/13/27 (Call 04/13/27)	204	191,907
4.35%, 03/15/29 (Call 12/15/28)	115	106,879
4.45%, 09/01/49 (Call 03/01/49)	160	120,251
4.50%, 03/15/50 (Call 09/15/49)	103	78,487
4.55%, 07/15/28 (Call 04/15/28)	238	226,095
4.90%, 03/15/25 (Call 12/15/24)	410	404,321
4.95%, 07/13/47 (Call 01/06/47)	287	235,383
5.20%, 07/15/48 (Call 01/15/48)	85	72,220
6.00%, 06/15/35	110	105,952
6.35%, 01/15/31 (Call 10/15/30)	45	46,084
7.15%, 01/15/51 (Call 07/15/50)	107	112,104
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	136	131,307
6.20%, 09/15/43 (Call 03/15/43)	136	131,437
6.65%, 10/01/36	100	101,359
6.85%, 10/15/37	35	36,262

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	$42	$36,474
4.30%, 01/31/43 (Call 07/31/42)	82	60,166
4.70%, 06/15/44 (Call 12/15/43)	102	78,823
4.90%, 02/15/45 (Call 08/15/44)	126	99,410
5.15%, 06/01/42 (Call 12/01/41)	70	57,501
6.65%, 01/15/37	52	51,984
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	157	147,465
4.50%, 05/15/30 (Call 11/15/29)	196	183,554
5.00%, 03/15/27 (Call 09/15/26)	227	221,557
5.90%, 09/15/37 (Call 03/15/37)(e)	60	59,922
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	95	88,755
3.50%, 03/15/25 (Call 12/15/24)	85	81,733
4.50%, 03/15/45 (Call 09/15/44)	149	123,332
5.95%, 09/25/43 (Call 03/25/43)	27	26,618
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	105	99,159
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	60	62,945
7.00%, 10/15/28	5	5,300
7.63%, 04/01/37	10	10,981
Texas Eastern Transmission LP, 7.00%, 07/15/32	152	170,948
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	129	117,756
4.25%, 05/15/28 (Call 02/15/28)	135	127,651
4.63%, 03/01/34 (Call 12/01/33)	67	61,007
4.75%, 05/15/38 (Call 11/15/37)	55	49,127
4.88%, 05/15/48 (Call 11/15/47)	104	91,259
5.10%, 03/15/49 (Call 09/15/48)	129	117,332
5.60%, 03/31/34	17	16,691
5.85%, 03/15/36	70	69,377
6.10%, 06/01/40	65	65,783
6.20%, 10/15/37	199	205,060
7.25%, 08/15/38	84	93,096
7.63%, 01/15/39	100	115,756
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	135	104,557
4.00%, 03/15/28 (Call 12/15/27)	15	14,134
4.45%, 08/01/42 (Call 02/01/42)	17	14,631
4.60%, 03/15/48 (Call 09/15/47)	127	108,645
5.40%, 08/15/41 (Call 02/15/41)	48	45,958
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	160	154,574
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	117	110,061
4.65%, 08/15/32 (Call 05/15/32)	25	23,292
4.85%, 03/01/48 (Call 09/01/47)	95	81,492
4.90%, 01/15/45 (Call 07/15/44)	157	133,720
5.10%, 09/15/45 (Call 03/15/45)	211	185,475
5.40%, 03/02/26	55	55,018
5.40%, 03/04/44 (Call 09/04/43)	53	48,863
5.65%, 03/15/33 (Call 12/15/32)	100	100,050
5.75%, 06/24/44 (Call 12/24/43)	40	38,097
5.80%, 11/15/43 (Call 05/15/43)	36	34,722
6.30%, 04/15/40	165	169,099
8.75%, 03/15/32	78	92,640
Series A, 7.50%, 01/15/31	52	56,978

		17,098,549

58	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	$170	$165,925
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	335	272,264
4.88%, 03/01/26 (Call 12/01/25)	638	624,111

		1,062,300

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	100	84,537
3.00%, 05/18/51 (Call 11/18/50)	85	54,637
3.38%, 08/15/31 (Call 05/15/31)	42	36,852
3.55%, 03/15/52 (Call 09/15/51)	5	3,578
3.95%, 01/15/27 (Call 10/15/26)	78	74,499
3.95%, 01/15/28 (Call 10/15/27)	15	14,139
4.00%, 02/01/50 (Call 08/01/49)	115	89,023
4.50%, 07/30/29 (Call 04/30/29)	95	90,471
4.70%, 07/01/30 (Call 04/01/30)	107	103,245
4.85%, 04/15/49 (Call 10/15/48)	52	45,332
4.90%, 12/15/30 (Call 09/15/30)	149	144,312
5.15%, 04/15/53 (Call 10/15/52)	85	78,849
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	24	22,412
4.90%, 02/15/29 (Call 11/15/28)	43	40,878
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	25	19,269
2.10%, 06/15/30 (Call 03/15/30)	90	71,149
2.40%, 03/15/25 (Call 02/15/25)	492	461,772
2.70%, 04/15/31 (Call 01/15/31)	80	64,842
2.75%, 01/15/27 (Call 11/15/26)	180	162,434
2.90%, 01/15/30 (Call 10/15/29)	110	93,058
2.95%, 01/15/25 (Call 12/15/24)	250	238,175
2.95%, 01/15/51 (Call 07/15/50)	230	138,904
3.10%, 06/15/50 (Call 12/15/49)	249	154,925
3.13%, 01/15/27 (Call 10/15/26)	85	77,913
3.38%, 05/15/24 (Call 04/15/24)	340	330,898
3.38%, 10/15/26 (Call 07/15/26)	240	223,044
3.55%, 07/15/27 (Call 04/15/27)	215	198,630
3.60%, 01/15/28 (Call 10/15/27)	265	242,313
3.70%, 10/15/49 (Call 04/15/49)	112	78,151
3.80%, 08/15/29 (Call 05/15/29)	265	238,945
3.95%, 03/15/29 (Call 12/15/28)	131	119,555
4.00%, 06/01/25 (Call 03/01/25)	562	543,774
4.40%, 02/15/26 (Call 11/15/25)	305	296,115
5.50%, 03/15/28 (Call 02/15/28)	140	139,572
5.65%, 03/15/33 (Call 12/15/32)	140	139,362
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	27	22,610
3.20%, 01/15/28 (Call 10/15/27)	15	13,786
3.30%, 06/01/29 (Call 03/01/29)	72	64,430
3.90%, 10/15/46 (Call 04/15/46)	39	30,455
4.35%, 04/15/48 (Call 10/15/47)	82	69,088
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	75	54,722
2.55%, 04/01/32 (Call 01/01/32)	60	45,721
2.75%, 10/01/26 (Call 07/01/26)	250	225,595
2.90%, 03/15/30 (Call 12/15/29)	95	78,100
3.20%, 01/15/25 (Call 10/15/24)	260	248,243
3.25%, 01/30/31 (Call 10/30/30)	109	90,937
3.40%, 06/21/29 (Call 03/21/29)	161	138,354
3.65%, 02/01/26 (Call 11/03/25)	407	385,751

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 12/01/28 (Call 09/01/28)	$35	$32,514
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	390	329,125
4.55%, 10/01/29 (Call 07/01/29)	115	94,874
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	10	9,605
3.90%, 03/15/27 (Call 12/15/26)	60	55,670
4.05%, 07/01/30 (Call 04/01/30)	209	185,001
4.13%, 06/15/26 (Call 03/15/26)	35	33,018
4.13%, 05/15/29 (Call 02/15/29)	10	9,010
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	90	77,269
3.15%, 07/01/29 (Call 04/01/29)	55	48,833
3.35%, 11/01/49 (Call 05/01/49)	30	21,561
4.10%, 10/15/28 (Call 07/15/28)	15	14,243
Crown Castle Inc.
3.25%, 01/15/51 (Call 07/15/50)	68	44,615
4.75%, 05/15/47 (Call 11/15/46)	149	125,932
5.00%, 01/11/28 (Call 12/11/27)	85	83,751
Crown Castle International Corp.
2.25%, 01/15/31 (Call 10/15/30)	60	48,009
2.50%, 07/15/31 (Call 04/15/31)	80	64,518
3.10%, 11/15/29 (Call 08/15/29)	120	104,090
3.30%, 07/01/30 (Call 04/01/30)	210	183,051
3.65%, 09/01/27 (Call 06/01/27)	160	148,781
3.70%, 06/15/26 (Call 03/15/26)	190	179,782
3.80%, 02/15/28 (Call 11/15/27)	122	113,449
4.00%, 03/01/27 (Call 12/01/26)	105	100,049
4.00%, 11/15/49 (Call 05/15/49)	120	91,156
4.15%, 07/01/50 (Call 01/01/50)	75	57,706
4.30%, 02/15/29 (Call 11/15/28)	115	108,102
4.45%, 02/15/26 (Call 11/15/25)	274	266,259
5.20%, 02/15/49 (Call 08/15/48)	161	147,043
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	30	25,345
4.38%, 02/15/29 (Call 11/15/28)	5	4,643
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	129	114,035
3.70%, 08/15/27 (Call 05/15/27)	84	77,841
4.45%, 07/15/28 (Call 04/15/28)	172	162,239
5.55%, 01/15/28 (Call 12/15/27)	95	94,662
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	350	279,688
2.50%, 05/15/31 (Call 02/15/31)	25	20,001
2.63%, 11/18/24 (Call 10/18/24)	675	642,627
2.90%, 11/18/26 (Call 09/18/26)	265	242,093
2.95%, 09/15/51 (Call 03/15/51)	90	56,068
3.00%, 07/15/50 (Call 01/15/50)	252	161,015
3.20%, 11/18/29 (Call 08/18/29)	498	434,221
3.40%, 02/15/52 (Call 08/15/51)	85	58,004
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	129	108,912
2.85%, 11/01/26 (Call 08/01/26)	12	11,045
3.00%, 07/01/29 (Call 04/01/29)	57	49,828
3.25%, 08/01/27 (Call 05/01/27)	15	13,898
3.50%, 03/01/28 (Call 12/01/27)	44	40,612
4.00%, 08/01/47 (Call 02/01/47)	5	4,005
4.15%, 12/01/28 (Call 09/01/28)	5	4,713
4.50%, 07/01/44 (Call 01/01/44)	45	39,746
4.50%, 06/01/45 (Call 12/01/44)	36	30,792

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	$30	$25,510
4.00%, 03/01/29 (Call 12/01/28)	60	55,140
4.50%, 03/15/48 (Call 09/15/47)	15	12,430
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	9	7,775
3.25%, 07/15/27 (Call 04/15/27)	5	4,585
4.50%, 12/01/44 (Call 06/01/44)	25	20,021
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	19	16,665
5.30%, 01/15/29 (Call 10/15/28)	52	49,216
5.75%, 06/01/28 (Call 03/03/28)	97	94,979
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	12,768
Healthpeak Properties Interim Inc.
3.00%, 01/15/30 (Call 10/15/29)	284	244,663
3.25%, 07/15/26 (Call 05/15/26)	240	224,897
3.40%, 02/01/25 (Call 11/01/24)	15	14,448
3.50%, 07/15/29 (Call 04/15/29)	281	250,967
4.00%, 06/01/25 (Call 03/01/25)	22	21,346
5.25%, 12/15/32 (Call 09/15/32)	50	49,056
6.75%, 02/01/41 (Call 08/01/40)	115	120,979
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	50	39,603
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	100	96,710
Series H, 3.38%, 12/15/29 (Call 09/16/29)	80	68,063
Series I, 3.50%, 09/15/30 (Call 06/15/30)	125	104,094
Series J, 2.90%, 12/15/31 (Call 09/15/31)	55	42,407
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	30	22,605
3.95%, 11/01/27 (Call 08/01/27)	30	25,937
4.65%, 04/01/29 (Call 01/01/29)	70	59,319
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	160	113,053
3.05%, 02/15/30 (Call 11/15/29)	94	74,808
3.45%, 12/15/24 (Call 09/15/24)	80	76,627
4.25%, 08/15/29 (Call 05/15/29)	225	195,775
4.38%, 10/01/25 (Call 07/01/25)	65	62,469
4.75%, 12/15/28 (Call 09/15/28)	110	101,001
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	70	63,969
3.70%, 10/01/49 (Call 04/01/49)	52	36,741
3.80%, 04/01/27 (Call 01/01/27)	25	23,439
4.13%, 12/01/46 (Call 06/01/46)	117	87,432
4.25%, 04/01/45 (Call 10/01/44)	60	46,200
4.45%, 09/01/47 (Call 03/01/47)	95	76,445
4.60%, 02/01/33 (Call 11/01/32)	130	119,366
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	10	9,298
4.00%, 06/15/29 (Call 03/15/29)	35	31,913
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	12	10,369
3.95%, 03/15/29 (Call 12/15/28)	22	20,681
4.20%, 06/15/28 (Call 03/15/28)	2	1,907
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	15	12,426
3.10%, 04/15/50 (Call 10/15/49)	10	6,382
4.30%, 10/15/28 (Call 07/15/28)	10	9,341
4.80%, 10/15/48 (Call 04/25/48)	25	21,264

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc., 3.63%, 10/01/29
(Call 07/01/29)	$117	$97,147
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	5	4,613
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	100	76,425
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	210	189,101
2.25%, 04/15/30 (Call 01/15/30)	169	141,189
2.88%, 11/15/29 (Call 08/15/29)	30	26,047
3.00%, 04/15/50 (Call 10/15/49)	106	72,180
3.05%, 03/01/50 (Call 09/01/49)	66	45,576
3.25%, 06/30/26 (Call 03/30/26)	27	25,565
3.25%, 10/01/26 (Call 07/01/26)	22	20,804
3.38%, 12/15/27 (Call 09/15/27)	10	9,340
3.88%, 09/15/28 (Call 06/15/28)	155	146,818
4.00%, 09/15/28 (Call 06/15/28)	20	19,129
4.38%, 02/01/29 (Call 11/01/28)	35	33,710
4.38%, 09/15/48 (Call 03/15/48)	125	108,921
4.63%, 01/15/33 (Call 10/15/32)	135	130,469
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	20	17,883
3.65%, 01/15/28 (Call 10/15/27)	102	95,541
4.65%, 03/15/47 (Call 09/15/46)	83	75,475
5.63%, 10/13/32 (Call 07/13/32)	25	25,489
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	95	79,986
3.60%, 02/01/27 (Call 11/01/26)	80	75,194
4.13%, 03/15/28 (Call 12/15/27)	62	57,499
4.40%, 02/01/47 (Call 08/01/46)	65	52,071
4.65%, 03/15/49 (Call 09/15/48)	70	57,900
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	105	77,881
3.90%, 10/15/29 (Call 07/15/29)	150	124,749
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	125	104,840
3.25%, 09/13/49 (Call 03/13/49)	220	151,582
3.38%, 06/15/27 (Call 03/15/27)	10	9,314
3.38%, 12/01/27 (Call 09/01/27)	135	124,817
3.80%, 07/15/50 (Call 01/15/50)	134	100,697
4.25%, 10/01/44 (Call 04/01/44)	50	40,634
4.25%, 11/30/46 (Call 05/30/46)	27	21,978
6.75%, 02/01/40 (Call 11/01/39)	34	37,870
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	137	128,453
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	60	50,761
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	59	51,895
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	75	68,886
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	95	79,983
3.20%, 01/15/30 (Call 10/15/29)	45	39,468
3.50%, 01/15/28 (Call 10/15/27)	30	27,744
4.40%, 01/26/29 (Call 10/26/28)	30	28,133
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	55	51,978
3.00%, 01/15/30 (Call 10/15/29)	55	46,802
3.25%, 10/15/26 (Call 07/15/26)	40	36,869
3.50%, 02/01/25 (Call 11/01/24)	80	76,806
3.85%, 04/01/27 (Call 01/01/27)	105	99,331
4.00%, 03/01/28 (Call 12/01/27)	35	32,435
4.13%, 01/15/26 (Call 10/15/25)	130	125,083
4.38%, 02/01/45 (Call 08/01/44)	76	60,694

60	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.40%, 01/15/29 (Call 10/15/28)	$97	$90,275
4.75%, 11/15/30 (Call 08/15/30)	45	42,466
4.88%, 04/15/49 (Call 10/15/48)	119	101,546
5.70%, 09/30/43 (Call 03/30/43)	113	106,510
VICI Properties LP
5.13%, 05/15/32 (Call 02/15/32)	180	166,900
5.63%, 05/15/52 (Call 11/15/51)	125	111,166
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	215	193,960
2.75%, 01/15/31 (Call 10/15/30)	15	12,226
2.75%, 01/15/32 (Call 10/15/31)	35	27,940
2.80%, 06/01/31 (Call 03/01/31)	85	68,918
3.10%, 01/15/30 (Call 10/15/29)	130	111,071
3.63%, 03/15/24 (Call 02/15/24)	240	235,164
4.00%, 06/01/25 (Call 03/01/25)	195	188,491
4.13%, 03/15/29 (Call 09/15/28)	95	87,692
4.25%, 04/01/26 (Call 01/01/26)	296	285,634
4.25%, 04/15/28 (Call 01/15/28)	114	107,624
4.95%, 09/01/48 (Call 03/01/48)	28	23,844
6.50%, 03/15/41 (Call 09/15/40)	155	159,703
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	309	281,378
4.00%, 04/15/30 (Call 01/15/30)	437	396,752
6.95%, 10/01/27	155	165,021
7.38%, 03/15/32	225	250,132
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	55	49,938

		21,469,600
Retail — 0.7%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	172	157,669
4.75%, 06/01/30 (Call 03/01/30)	226	210,860
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	1,220	958,981
4.45%, 10/01/28 (Call 07/01/28)	1,166	1,116,818
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47) .	163	133,921
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	99	78,478
4.63%, 11/01/27 (Call 10/01/27)	70	68,296
5.00%, 11/01/32 (Call 08/01/32)	75	72,605
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	30	20,026
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	130	118,336
2.50%, 04/15/27 (Call 02/15/27)	292	266,885
2.70%, 04/15/30 (Call 01/15/30)	383	332,195
2.80%, 09/14/27 (Call 06/14/27)	135	124,197
2.95%, 06/15/29 (Call 03/15/29)	1,055	942,083
3.00%, 04/01/26 (Call 01/01/26)	40	37,764
3.13%, 12/15/49 (Call 06/15/49)	110	77,766
3.30%, 04/15/40 (Call 10/15/39)	71	56,573
3.35%, 09/15/25 (Call 06/15/25)	400	384,444
3.35%, 04/15/50 (Call 10/15/49)	187	138,696
3.50%, 09/15/56 (Call 03/15/56)	115	86,234
3.63%, 04/15/52 (Call 10/15/51)	70	53,829
3.90%, 12/06/28 (Call 09/06/28)	285	272,868
3.90%, 06/15/47 (Call 12/15/46)	115	94,954
4.00%, 09/15/25 (Call 08/15/25)	65	63,926
4.20%, 04/01/43 (Call 10/01/42)	160	140,026
4.25%, 04/01/46 (Call 10/01/45)	174	150,687
4.40%, 03/15/45 (Call 09/15/44)	185	164,034
4.50%, 09/15/32 (Call 06/15/32)	180	173,545

Security	Par (000)	Value

Retail (continued)
4.50%, 12/06/48 (Call 06/06/48)	$220	$197,831
4.88%, 02/15/44 (Call 08/15/43)	100	95,891
4.95%, 09/15/52 (Call 03/15/52)	40	38,411
5.40%, 09/15/40 (Call 03/15/40)	90	91,226
5.88%, 12/16/36	455	486,400
5.95%, 04/01/41 (Call 10/01/40)	206	220,896
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	154	142,452
2.63%, 04/01/31 (Call 01/01/31)	65	53,479
3.00%, 10/15/50 (Call 04/15/50)	133	84,527
3.10%, 05/03/27 (Call 02/03/27)	185	171,837
3.13%, 09/15/24 (Call 06/15/24)	17	16,434
3.38%, 09/15/25 (Call 06/15/25)	385	367,559
3.65%, 04/05/29 (Call 01/05/29)	290	264,845
3.70%, 04/15/46 (Call 10/15/45)	260	192,156
3.75%, 04/01/32 (Call 01/01/32)	70	61,960
4.00%, 04/15/25 (Call 03/15/25)	280	272,493
4.05%, 05/03/47 (Call 11/03/46)	250	195,203
4.25%, 04/01/52 (Call 10/01/51)	40	31,483
4.38%, 09/15/45 (Call 03/15/45)	199	162,675
4.40%, 09/08/25	60	58,965
4.45%, 04/01/62 (Call 10/01/61)	85	66,367
4.50%, 04/15/30 (Call 01/15/30)	250	238,242
4.55%, 04/05/49 (Call 10/05/48)	160	132,118
4.65%, 04/15/42 (Call 10/15/41)	105	91,211
5.00%, 04/15/33 (Call 01/15/33)	100	96,262
5.00%, 04/15/40 (Call 10/15/39)	119	108,973
5.13%, 04/15/50 (Call 10/15/49)	86	78,154
5.50%, 10/15/35	73	72,653
5.63%, 04/15/53 (Call 10/15/52)	50	48,007
5.80%, 09/15/62 (Call 03/15/62)	45	43,473
6.50%, 03/15/29	80	85,132
McDonald’s Corp.
3.63%, 05/01/43	83	64,699
3.63%, 09/01/49 (Call 03/01/49)	62	46,723
3.70%, 02/15/42	70	55,490
3.80%, 04/01/28 (Call 01/01/28)	121	114,707
4.20%, 04/01/50 (Call 10/01/49)	102	84,754
4.45%, 03/01/47 (Call 09/01/46)	157	135,847
4.45%, 09/01/48 (Call 03/01/48)	81	70,537
4.60%, 05/26/45 (Call 11/26/44)	90	79,925
4.70%, 12/09/35 (Call 06/09/35)	89	84,086
4.88%, 07/15/40	70	65,696
4.88%, 12/09/45 (Call 06/09/45)	185	168,172
5.70%, 02/01/39	86	88,318
6.30%, 10/15/37	42	45,649
6.30%, 03/01/38	20	21,570
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	92	86,214
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	215	191,206
2.25%, 03/12/30 (Call 12/12/29)	130	107,767
3.35%, 03/12/50 (Call 09/12/49)	115	81,941
3.50%, 03/01/28 (Call 12/01/27)	131	122,078
3.50%, 11/15/50 (Call 05/15/50)	180	130,923
3.55%, 08/15/29 (Call 05/15/29)	125	114,339
3.75%, 12/01/47 (Call 06/01/47)	118	90,355
4.00%, 11/15/28 (Call 08/15/28)	97	91,938
4.30%, 06/15/45 (Call 12/10/44)	37	31,168
4.45%, 08/15/49 (Call 02/15/49)	91	77,501
4.50%, 11/15/48 (Call 05/15/48)	80	68,891

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.75%, 02/15/26 (Call 01/15/26)	$50	$49,524
4.80%, 02/15/33 (Call 11/15/32)	100	96,930
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	277	261,726
2.35%, 02/15/30 (Call 11/15/29)	121	102,660
2.50%, 04/15/26	230	215,186
2.65%, 09/15/30 (Call 06/15/30)	130	111,241
3.38%, 04/15/29 (Call 01/15/29)	350	322,885
3.63%, 04/15/46	181	143,560
3.90%, 11/15/47 (Call 05/15/47)	65	53,329
4.00%, 07/01/42	176	154,595
4.40%, 01/15/33 (Call 10/15/32)	165	156,389
4.80%, 01/15/53 (Call 07/15/52)	150	140,015
6.50%, 10/15/37	135	151,014
7.00%, 01/15/38	160	186,760
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	175	159,824
3.88%, 04/15/30 (Call 01/15/30)	122	114,718
4.50%, 04/15/50 (Call 10/15/49)	66	59,941
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	209	160,922
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	23	16,661

		15,742,385

Semiconductors — 0.8%
Analog Devices Inc.
3.45%, 06/15/27 (Call 03/15/27)(e)	40	37,792
5.30%, 12/15/45 (Call 06/15/45)	20	19,534
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	100	67,990
3.30%, 04/01/27 (Call 01/01/27)	696	657,887
3.90%, 10/01/25 (Call 07/01/25)	152	147,879
4.35%, 04/01/47 (Call 10/01/46)	256	229,422
5.10%, 10/01/35 (Call 04/01/35)	85	85,526
5.85%, 06/15/41	195	208,295
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(e)	180	132,804
3.19%, 11/15/36 (Call 08/15/36)(e)	89	64,467
3.42%, 04/15/33 (Call 01/15/33)(e)	409	329,376
3.47%, 04/15/34 (Call 01/15/34)(e)	589	466,529
3.50%, 02/15/41 (Call 08/15/40)(e)	183	131,023
3.75%, 02/15/51 (Call 08/15/50)(e)	124	86,464
4.15%, 04/15/32 (Call 01/15/32)(e)	185	163,181
4.30%, 11/15/32 (Call 08/15/32)	383	339,583
4.93%, 05/15/37 (Call 02/15/37)(e)	372	323,450
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	225	189,295
2.60%, 05/19/26 (Call 02/19/26)	366	339,838
2.70%, 06/17/24 (Call 04/17/24)(b)	30	29,032
3.05%, 08/12/51 (Call 02/12/51)	50	32,162
3.10%, 02/15/60 (Call 08/15/59)	82	50,126
3.15%, 05/11/27 (Call 02/11/27)	190	176,605
3.20%, 08/12/61 (Call 02/12/61)	105	65,209
3.25%, 11/15/49 (Call 05/15/49)	260	173,922
3.40%, 03/25/25 (Call 02/25/25)	472	456,622
3.70%, 07/29/25 (Call 04/29/25)	324	313,421
3.73%, 12/08/47 (Call 06/08/47)	314	232,627
3.75%, 03/25/27 (Call 01/25/27)	233	222,564
3.90%, 03/25/30 (Call 12/25/29)	127	117,174
4.00%, 12/15/32	206	186,681
4.10%, 05/19/46 (Call 11/19/45)	124	99,442

Security	Par (000)	Value

Semiconductors (continued)
4.10%, 05/11/47 (Call 11/11/46)	$180	$144,047
4.25%, 12/15/42	45	37,665
4.60%, 03/25/40 (Call 09/25/39)	275	245,069
4.75%, 03/25/50 (Call 09/25/49)	238	206,189
4.80%, 10/01/41	120	108,683
4.88%, 02/10/28 (Call 01/10/28)	135	133,038
4.90%, 07/29/45 (Call 01/29/45)	102	94,474
4.95%, 03/25/60 (Call 09/25/59)(b)	155	135,971
5.13%, 02/10/30 (Call 12/10/29)	300	296,325
5.20%, 02/10/33 (Call 11/10/32)	200	196,230
5.63%, 02/10/43 (Call 08/10/42)	105	102,504
5.70%, 02/10/53 (Call 08/10/52)	80	78,197
5.90%, 02/10/63 (Call 08/10/62)	100	98,421
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	75	54,364
4.65%, 07/15/32 (Call 04/15/32)	25	24,407
5.00%, 03/15/49 (Call 09/15/48)	20	18,744
5.25%, 07/15/62 (Call 01/15/62)	45	43,034
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	166	110,646
3.13%, 06/15/60 (Call 12/15/59)	75	49,223
3.75%, 03/15/26 (Call 01/15/26)	649	625,299
3.80%, 03/15/25 (Call 12/15/24)	74	72,026
4.00%, 03/15/29 (Call 12/15/28)	221	209,753
4.88%, 03/15/49 (Call 09/15/48)	160	150,296
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	45	34,121
3.48%, 11/01/51 (Call 05/01/51)	135	84,133
4.19%, 02/15/27 (Call 12/15/26)	164	155,242
4.66%, 02/15/30 (Call 11/15/29)	134	123,087
4.98%, 02/06/26 (Call 12/06/25)	160	157,810
5.33%, 02/06/29 (Call 11/06/28)	133	129,874
5.88%, 02/09/33 (Call 11/09/32)	50	48,429
6.75%, 11/01/29 (Call 09/01/29)	50	51,570
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	620	500,904
2.85%, 04/01/30 (Call 01/01/30)	550	484,687
3.20%, 09/16/26 (Call 06/16/26)	965	915,997
3.50%, 04/01/40 (Call 10/01/39)	295	242,623
3.50%, 04/01/50 (Call 10/01/49)	352	272,818
3.70%, 04/01/60 (Call 10/01/59)	180	136,699
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	200	198,016
5.55%, 12/01/28 (Call 09/01/28)	60	59,896
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	345	272,381
2.65%, 02/15/32 (Call 11/15/31)	370	290,583
3.25%, 05/11/41 (Call 11/11/40)	25	17,341
3.25%, 11/30/51 (Call 05/30/51)	279	176,278
3.40%, 05/01/30 (Call 02/01/30)	100	86,634
4.30%, 06/18/29 (Call 03/18/29)	200	184,656
5.00%, 01/15/33 (Call 10/15/32)	95	89,309
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	95	84,670
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	185	161,607
4.50%, 05/20/52 (Call 11/20/51)	70	62,194
4.80%, 05/20/45 (Call 11/20/44)	234	222,298
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	773	719,671
1.75%, 05/04/30 (Call 02/04/30)	250	204,450

62	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
1.90%, 09/15/31 (Call 06/15/31)	$130	$105,160
2.25%, 09/04/29 (Call 06/04/29)	209	179,178
2.63%, 05/15/24 (Call 03/15/24)	575	558,164
2.70%, 09/15/51 (Call 03/15/51)	130	90,225
2.90%, 11/03/27 (Call 08/03/27)	540	499,786
3.65%, 08/16/32 (Call 05/16/32)	115	105,738
3.88%, 03/15/39 (Call 09/15/38)	168	148,428
4.10%, 08/16/52 (Call 02/16/52)	50	44,742
4.15%, 05/15/48 (Call 11/15/47)	265	234,888
4.60%, 02/15/28 (Call 01/15/28)	35	34,808
4.70%, 11/18/24	100	99,345
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	795	657,219
3.25%, 10/25/51 (Call 04/25/51)	65	48,769
4.25%, 04/22/32 (Call 01/22/32)	205	196,136

		18,581,091

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	215	196,682
3.84%, 05/01/25 (Call 04/01/25)	435	419,105
4.20%, 05/01/30 (Call 02/01/30)	269	245,632

		861,419

Software — 1.0%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	124	77,359
3.40%, 06/15/27 (Call 03/15/27)	95	89,161
4.50%, 06/15/47 (Call 12/15/46)	129	113,912
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	788	744,108
2.15%, 02/01/27 (Call 12/01/26)	434	394,489
2.30%, 02/01/30 (Call 11/01/29)	925	790,514
3.25%, 02/01/25 (Call 11/01/24)	685	663,279
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	285	227,994
2.85%, 01/15/30 (Call 10/15/29)	430	368,587
3.50%, 06/15/27 (Call 03/15/27)	513	481,384
4.38%, 06/15/25 (Call 03/15/25)	205	201,794
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	187	184,012
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	215	136,953
4.80%, 03/01/26 (Call 12/01/25)	424	420,417
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	107	84,744
5.10%, 07/15/32 (Call 04/15/32)	100	95,635
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	165	147,347
3.85%, 06/01/25 (Call 03/01/25)	152	146,376
4.20%, 10/01/28 (Call 07/01/28)	196	184,136
4.40%, 07/01/49 (Call 01/01/49)	173	139,433
5.45%, 03/02/28 (Call 02/02/28)	200	199,842
5.60%, 03/02/33 (Call 12/01/32)	125	124,837
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	2,654	2,460,046
2.53%, 06/01/50 (Call 12/01/49)	450	300,478
2.68%, 06/01/60 (Call 12/01/59)	552	357,161
2.70%, 02/12/25 (Call 11/12/24)	2,355	2,266,758
2.92%, 03/17/52 (Call 09/17/51)	1,200	865,524
3.04%, 03/17/62 (Call 09/17/61)	331	231,793

Security	Par (000)	Value

Software (continued)
3.13%, 11/03/25 (Call 08/03/25)	$2,397	$2,297,045
3.30%, 02/06/27 (Call 11/06/26)	2,059	1,966,798
3.45%, 08/08/36 (Call 02/08/36)	380	332,283
3.50%, 02/12/35 (Call 08/12/34)	510	461,091
3.50%, 11/15/42	40	33,856
3.70%, 08/08/46 (Call 02/08/46)	155	132,618
3.75%, 02/12/45 (Call 08/12/44)	5	4,310
3.95%, 08/08/56 (Call 02/08/56)	10	8,619
4.10%, 02/06/37 (Call 08/06/36)	185	173,486
4.20%, 11/03/35 (Call 05/03/35)	160	153,205
4.25%, 02/06/47 (Call 08/06/46)	60	55,671
4.45%, 11/03/45 (Call 05/03/45)	70	66,345
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	157	115,943
3.60%, 04/01/50 (Call 10/01/49)	432	292,948
3.80%, 11/15/37 (Call 05/15/37)	342	270,330
3.85%, 07/15/36 (Call 01/15/36)	74	60,255
3.85%, 04/01/60 (Call 10/01/59)	458	304,446
3.90%, 05/15/35 (Call 11/15/34)	272	225,806
3.95%, 03/25/51 (Call 09/25/50)	231	165,761
4.00%, 07/15/46 (Call 01/15/46)	247	180,737
4.00%, 11/15/47 (Call 05/15/47)	254	186,019
4.10%, 03/25/61 (Call 09/25/60)	114	79,368
4.13%, 05/15/45 (Call 11/15/44)	157	118,456
4.30%, 07/08/34 (Call 01/08/34)	290	254,945
4.38%, 05/15/55 (Call 11/15/54)	196	148,733
4.50%, 05/06/28 (Call 04/06/28)	25	24,045
4.50%, 07/08/44 (Call 01/08/44)	110	89,490
4.65%, 05/06/30 (Call 03/06/30)	25	23,725
4.90%, 02/06/33 (Call 11/06/32)	35	33,046
5.38%, 07/15/40	257	235,952
5.55%, 02/06/53 (Call 08/06/52)	95	86,883
6.13%, 07/08/39	189	188,809
6.25%, 11/09/32 (Call 08/09/32)	115	119,715
6.50%, 04/15/38	171	178,132
6.90%, 11/09/52 (Call 05/09/52)	110	118,571
Roper Technologies Inc.
2.95%, 09/15/29 (Call 06/15/29)	130	112,952
3.80%, 12/15/26 (Call 09/15/26)	174	165,554
3.85%, 12/15/25 (Call 09/15/25)	110	105,953
4.20%, 09/15/28 (Call 06/15/28)	120	114,547
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	415	279,079
3.05%, 07/15/61 (Call 01/15/61)	130	83,363
3.70%, 04/11/28 (Call 01/11/28)	690	657,377
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	135	102,928
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	535	499,984
4.50%, 05/15/25 (Call 04/15/25)	586	573,887
4.65%, 05/15/27 (Call 03/15/27)	330	318,635
4.70%, 05/15/30 (Call 02/15/30)	223	209,172

		24,908,946

Telecommunications — 0.9%
America Movil SAB de CV
6.13%, 11/15/37	2	2,111
6.13%, 03/30/40	222	233,906
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	75	51,271
3.50%, 06/01/41 (Call 12/01/40)	280	210,098
3.50%, 09/15/53 (Call 03/15/53)	579	397,501

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.50%, 02/01/61 (Call 08/01/60)	$85	$56,001
3.55%, 09/15/55 (Call 03/15/55)	791	536,314
3.65%, 06/01/51 (Call 12/01/50)	314	224,356
3.65%, 09/15/59 (Call 03/15/59)	493	333,796
3.80%, 12/01/57 (Call 06/01/57)	560	393,092
3.85%, 06/01/60 (Call 12/01/59)	210	146,775
4.30%, 02/15/30 (Call 11/15/29)	441	413,839
4.30%, 12/15/42 (Call 06/15/42)	60	49,601
4.35%, 06/15/45 (Call 12/15/44)	80	65,067
4.50%, 05/15/35 (Call 11/15/34)	399	358,645
4.50%, 03/09/48 (Call 09/09/47)	312	256,882
4.55%, 03/09/49 (Call 09/09/48)	246	203,681
4.65%, 06/01/44 (Call 12/01/43)	85	72,489
4.75%, 05/15/46 (Call 11/15/45)	180	154,640
4.85%, 03/01/39 (Call 09/01/38)	90	80,841
4.85%, 07/15/45 (Call 01/15/45)	55	47,782
4.90%, 08/15/37 (Call 02/14/37)	138	126,676
5.15%, 03/15/42	77	70,568
5.15%, 02/15/50 (Call 08/14/49)	226	206,236
5.25%, 03/01/37 (Call 09/01/36)	217	209,004
5.35%, 09/01/40	14	13,328
5.45%, 03/01/47 (Call 09/01/46)	75	71,570
5.55%, 08/15/41	10	9,725
5.65%, 02/15/47 (Call 08/15/46)	30	29,483
5.70%, 03/01/57 (Call 09/01/56)	76	73,962
6.00%, 08/15/40 (Call 05/15/40)	60	60,904
6.38%, 03/01/41	35	36,659
6.55%, 02/15/39	28	29,830
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/24/28)	175	171,743
9.63%, 12/15/30	607	733,614
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	352	325,604
2.95%, 02/28/26	360	341,006
3.50%, 06/15/25	140	135,708
5.50%, 01/15/40	400	420,816
5.90%, 02/15/39	257	281,389
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	17	12,783
4.38%, 11/15/57 (Call 05/15/57)	106	85,029
5.35%, 11/15/48 (Call 05/15/48)	59	56,493
5.45%, 11/15/79 (Call 05/15/79)	132	116,540
5.75%, 08/15/40	43	43,559
5.85%, 11/15/68 (Call 05/15/68)	65	61,572
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	218	258,513
Juniper Networks Inc., 5.95%, 03/15/41	69	67,365
Koninklijke KPN NV, 8.38%, 10/01/30	840	980,272
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	90	70,394
4.00%, 09/01/24	45	44,114
4.60%, 02/23/28 (Call 11/23/27)	483	466,341
4.60%, 05/23/29 (Call 02/23/29)	177	166,569
5.50%, 09/01/44	195	178,429
Orange SA
5.38%, 01/13/42	245	242,134
5.50%, 02/06/44 (Call 08/06/43)	100	100,754
9.00%, 03/01/31	530	648,275
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	109	99,619

Security	Par (000)	Value

Telecommunications (continued)
3.20%, 03/15/27 (Call 02/15/27)(e)	$40	$36,792
3.63%, 12/15/25 (Call 09/15/25)	177	168,127
3.70%, 11/15/49 (Call 05/15/49)	175	123,449
3.80%, 03/15/32 (Call 12/15/31)(e)	45	39,312
4.30%, 02/15/48 (Call 08/15/47)	170	130,473
4.35%, 05/01/49 (Call 11/01/48)	195	152,004
4.50%, 03/15/42 (Call 09/15/41)(e)	45	36,913
4.50%, 03/15/43 (Call 09/15/42)	82	66,801
4.55%, 03/15/52 (Call 09/15/51)(e)	65	51,938
5.00%, 03/15/44 (Call 09/15/43)	170	147,492
5.45%, 10/01/43 (Call 04/01/43)	85	77,852
7.50%, 08/15/38	57	63,784
Telefonica Emisiones SA
4.10%, 03/08/27	80	75,771
4.67%, 03/06/38	45	37,143
4.90%, 03/06/48	210	166,541
5.21%, 03/08/47	170	142,180
5.52%, 03/01/49 (Call 09/01/48)	202	175,227
7.05%, 06/20/36	283	298,197
Telefonica Europe BV, 8.25%, 09/15/30	240	272,105
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	330	302,976
3.70%, 09/15/27 (Call 06/15/27)	330	311,266
4.30%, 06/15/49 (Call 12/15/48)	141	117,230
4.60%, 11/16/48 (Call 05/16/48)	56	49,194
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	55	38,367
3.30%, 02/15/51 (Call 08/15/50)	210	140,484
3.40%, 10/15/52 (Call 04/15/52)	255	173,117
3.60%, 11/15/60 (Call 05/15/60)	330	220,037
3.88%, 04/15/30 (Call 01/15/30)	30	27,210
4.38%, 04/15/40 (Call 10/15/39)	194	164,904
4.50%, 04/15/50 (Call 10/15/49)	485	402,836
5.65%, 01/15/53 (Call 07/15/52)	250	245,212
5.80%, 09/15/62 (Call 03/15/62)	55	53,808
Verizon Communications Inc.
2.88%, 11/20/50 (Call 05/20/50)	235	148,109
2.99%, 10/30/56 (Call 04/30/56)	526	321,496
3.00%, 11/20/60 (Call 05/20/60)	201	120,936
3.55%, 03/22/51 (Call 09/22/50)	315	227,433
3.70%, 03/22/61 (Call 09/22/60)	557	391,799
3.85%, 11/01/42 (Call 05/01/42)	266	211,587
4.13%, 08/15/46	284	231,386
4.27%, 01/15/36	390	343,773
4.40%, 11/01/34 (Call 05/01/34)	421	382,916
4.50%, 08/10/33	374	347,117
4.52%, 09/15/48	120	102,452
4.67%, 03/15/55	150	129,605
4.75%, 11/01/41	299	272,802
4.81%, 03/15/39	227	207,991
4.86%, 08/21/46	418	376,852
5.01%, 04/15/49	35	32,078
5.01%, 08/21/54	140	128,920
5.25%, 03/16/37	300	292,656
5.50%, 03/16/47	72	69,975
5.85%, 09/15/35	50	50,546
6.55%, 09/15/43	40	43,460
7.75%, 12/01/30	25	28,679
Vodafone Group PLC
4.13%, 05/30/25	756	735,951

64	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.25%, 09/17/50	$210	$164,768
4.38%, 02/19/43	102	83,430
4.88%, 06/19/49	205	177,544
5.63%, 02/10/53 (Call 08/10/52)	150	144,161
5.75%, 02/10/63 (Call 08/10/62)	150	142,482
6.15%, 02/27/37	325	336,216
6.25%, 11/30/32	70	74,103
7.88%, 02/15/30	185	210,295

		22,375,528

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	540	517,617
3.50%, 09/15/27 (Call 06/15/27)	224	205,365
3.55%, 11/19/26 (Call 09/19/26)	224	208,201
3.90%, 11/19/29 (Call 08/19/29)	931	820,844
6.35%, 03/15/40	30	29,348

		1,781,375

Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	10	6,676
3.05%, 02/15/51 (Call 08/15/50)	67	46,259
3.55%, 02/15/50 (Call 08/15/49)	53	40,654
3.90%, 08/01/46 (Call 02/01/46)	82	66,348
4.05%, 06/15/48 (Call 12/15/47)	162	135,468
4.13%, 06/15/47 (Call 12/15/46)	82	69,477
4.15%, 04/01/45 (Call 10/01/44)	87	74,337
4.15%, 12/15/48 (Call 06/15/48)	48	40,603
4.55%, 09/01/44 (Call 03/01/44)	35	31,663
4.70%, 09/01/45 (Call 03/01/45)	30	27,655
4.90%, 04/01/44 (Call 10/01/43)	75	70,478
5.15%, 09/01/43 (Call 03/01/43)	82	80,403
5.40%, 06/01/41 (Call 12/01/40)	70	70,113
5.75%, 05/01/40 (Call 11/01/39)	140	145,958
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	120	73,816
3.20%, 08/02/46 (Call 02/02/46)	159	116,194
3.65%, 02/03/48 (Call 08/03/47)	57	45,556
3.85%, 08/05/32 (Call 05/05/32)	50	45,864
4.40%, 08/05/52 (Call 02/05/52)	65	57,876
4.45%, 01/20/49 (Call 07/20/48)	50	44,907
6.20%, 06/01/36	120	129,456
6.25%, 08/01/34	35	38,258
6.38%, 11/15/37	41	44,179
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	70	58,261
3.10%, 12/02/51 (Call 06/02/51)	90	61,431
4.80%, 09/15/35 (Call 03/15/35)	60	55,981
4.80%, 08/01/45 (Call 02/01/45)	45	40,983
5.95%, 05/15/37	65	66,641
6.13%, 09/15/2115 (Call 03/15/15)	130	132,587
7.13%, 10/15/31	90	100,809
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	260	247,538
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	119	100,443
2.50%, 05/15/51 (Call 11/15/50)	40	24,593
3.35%, 09/15/49 (Call 03/15/49)	90	64,816
3.80%, 11/01/46 (Call 05/01/46)	134	104,836
3.80%, 04/15/50 (Call 10/15/49)	80	61,802

Security	Par (000)	Value

Transportation (continued)
3.95%, 05/01/50 (Call 11/01/49)	$88	$70,267
4.10%, 11/15/32 (Call 08/15/32)	50	46,081
4.10%, 03/15/44 (Call 09/15/43)	69	58,122
4.25%, 11/01/66 (Call 05/01/66)	60	47,593
4.30%, 03/01/48 (Call 09/01/47)	160	136,146
4.40%, 03/01/43 (Call 09/01/42)	78	67,415
4.50%, 03/15/49 (Call 09/15/48)	103	90,033
4.50%, 11/15/52 (Call 05/15/52)	25	21,694
4.50%, 08/01/54 (Call 02/01/54)	120	102,494
4.65%, 03/01/68 (Call 09/01/67)	78	66,203
4.75%, 05/30/42 (Call 11/30/41)	120	109,120
4.75%, 11/15/48 (Call 05/15/48)	43	38,807
5.50%, 04/15/41 (Call 10/15/40)	120	119,682
6.00%, 10/01/36	82	85,342
6.15%, 05/01/37	44	46,402
6.22%, 04/30/40	95	101,731
FedEx Corp.
3.88%, 08/01/42	20	15,480
3.90%, 02/01/35	59	50,459
4.05%, 02/15/48 (Call 08/15/47)	170	130,288
4.10%, 04/15/43	58	45,617
4.10%, 02/01/45	90	70,376
4.40%, 01/15/47 (Call 07/15/46)	90	73,473
4.55%, 04/01/46 (Call 10/01/45)	208	172,047
4.75%, 11/15/45 (Call 05/15/45)	178	151,996
4.90%, 01/15/34	37	35,429
4.95%, 10/17/48 (Call 04/17/48)	76	67,161
5.10%, 01/15/44	80	72,348
5.25%, 05/15/50 (Call 11/15/49)(b)	216	200,299
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	380	328,829
3.50%, 05/01/50 (Call 11/01/49)	100	72,731
4.20%, 11/15/69 (Call 05/15/69)	170	130,371
4.30%, 05/15/43 (Call 11/15/42)	122	101,483
4.70%, 05/01/48 (Call 11/01/47)	126	110,380
4.95%, 08/15/45 (Call 02/15/45)	225	204,088
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	132	111,656
2.90%, 08/25/51 (Call 02/25/51)	191	122,288
3.16%, 05/15/55 (Call 11/15/54)	115	75,604
3.40%, 11/01/49 (Call 05/01/49)	91	64,505
3.94%, 11/01/47 (Call 05/01/47)	140	110,572
3.95%, 10/01/42 (Call 04/01/42)	97	79,543
4.05%, 08/15/52 (Call 02/15/52)	194	154,426
4.10%, 05/15/49 (Call 11/15/48)	290	233,868
4.10%, 05/15/2121 (Call 11/15/20)	5	3,415
4.15%, 02/28/48 (Call 08/28/47)	249	202,686
4.45%, 03/01/33 (Call 12/01/32)	50	46,981
4.45%, 06/15/45 (Call 12/15/44)	66	55,931
4.55%, 06/01/53 (Call 12/01/52)	40	34,557
4.65%, 01/15/46 (Call 07/15/45)	100	88,039
4.84%, 10/01/41	130	118,672
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	135	119,266
2.50%, 09/01/24 (Call 08/01/24)	450	429,412
2.85%, 03/01/27 (Call 02/01/27)	45	40,856
3.65%, 03/18/24 (Call 02/18/24)	245	239,786
4.30%, 06/15/27 (Call 05/15/27)	40	38,446
4.63%, 06/01/25 (Call 05/01/25)	358	349,727
5.65%, 03/01/28 (Call 02/01/28)	90	90,049

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
3.25%, 02/05/50 (Call 08/05/49)	$240	$173,436
3.35%, 08/15/46 (Call 02/15/46)	44	31,900
3.38%, 02/01/35 (Call 08/01/34)	60	50,608
3.55%, 08/15/39 (Call 02/15/39)	125	102,678
3.55%, 05/20/61 (Call 11/20/60)	85	60,887
3.60%, 09/15/37 (Call 03/15/37)	75	63,237
3.75%, 02/05/70 (Call 08/05/69)	107	77,403
3.80%, 10/01/51 (Call 04/01/51)	69	54,878
3.80%, 04/06/71 (Call 10/06/70)	85	61,942
3.84%, 03/20/60 (Call 09/20/59)	107	81,768
3.85%, 02/14/72 (Call 08/14/71)	45	33,339
3.88%, 02/01/55 (Call 08/01/54)	150	117,984
3.95%, 08/15/59 (Call 02/15/59)	95	73,768
4.00%, 04/15/47 (Call 10/15/46)	60	49,178
4.05%, 11/15/45 (Call 05/15/45)	64	53,214
4.05%, 03/01/46 (Call 09/01/45)	197	162,163
4.10%, 09/15/67 (Call 03/15/67)	80	62,650
4.30%, 03/01/49 (Call 09/01/48)	15	12,884
4.50%, 09/10/48 (Call 03/10/48)	280	244,740
4.75%, 02/21/26 (Call 01/21/26)	200	199,102
4.96%, 05/15/53 (Call 11/15/52)	200	191,318
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	136	103,197
3.40%, 09/01/49 (Call 03/01/49)(b)	120	93,088
3.63%, 10/01/42	150	123,584
3.75%, 11/15/47 (Call 05/15/47)	175	143,554
4.25%, 03/15/49 (Call 09/15/48)	115	101,593
4.88%, 03/03/33 (Call 12/03/32)	200	198,622
4.88%, 11/15/40 (Call 05/15/40)	120	116,438
5.05%, 03/03/53 (Call 09/03/52)	100	98,818
5.20%, 04/01/40 (Call 10/01/39)	150	151,243
5.30%, 04/01/50 (Call 10/01/49)	173	178,046
6.20%, 01/15/38	311	344,159

		12,284,610

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	35	22,099
3.25%, 03/30/25 (Call 12/30/24)	135	128,307
3.25%, 09/15/26 (Call 06/15/26)	145	134,318
3.50%, 03/15/28 (Call 12/15/27)	45	40,820
3.85%, 03/30/27 (Call 12/30/26)	85	79,734
4.55%, 11/07/28 (Call 08/07/28)	94	89,274
4.70%, 04/01/29 (Call 01/01/29)	20	19,165
5.20%, 03/15/44 (Call 09/15/43)	87	78,175

		591,892

Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	5	4,416

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	119	102,897
3.25%, 06/01/51 (Call 12/01/50)	20	14,198
3.45%, 06/01/29 (Call 03/01/29)	137	124,455
3.45%, 05/01/50 (Call 11/01/49)	225	165,586
3.75%, 09/01/47 (Call 03/01/47)	237	184,791
4.00%, 12/01/46 (Call 06/01/46)	81	64,285
4.15%, 06/01/49 (Call 12/01/48)	123	100,854
4.20%, 09/01/48 (Call 03/01/48)	126	105,270
4.30%, 12/01/42 (Call 06/01/42)	50	43,572

Security	Par (000)	Value

Water (continued)
4.30%, 09/01/45 (Call 03/01/45)	$20	$17,047
6.59%, 10/15/37	80	87,333
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	102	85,529
3.35%, 04/15/50 (Call 10/15/49)	223	155,545
3.57%, 05/01/29 (Call 02/01/29)	110	98,789
4.28%, 05/01/49 (Call 11/01/48)	138	111,983
5.30%, 05/01/52 (Call 11/01/51)	130	122,737
United Utilities PLC, 6.88%, 08/15/28	30	31,994

		1,616,865

Total Corporate Bonds & Notes — 25.7%
(Cost: $706,854,420)		616,691,971

Foreign Government Obligations(f)

Canada — 0.3%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	218,801
Series HK, 9.38%, 04/15/30	1,880	2,417,003
Series HQ, 9.50%, 11/15/30	900	1,172,214
Series IO, 8.05%, 07/07/24	1,314	1,358,032
Province of Alberta Canada
1.30%, 07/22/30	351	281,267
1.88%, 11/13/24	430	407,266
3.30%, 03/15/28	474	448,494
Province of Ontario Canada
1.13%, 10/07/30	45	35,481
1.60%, 02/25/31	165	133,949
Province of Quebec Canada
1.35%, 05/28/30	10	8,148
1.90%, 04/21/31	55	45,579
Series PD, 7.50%, 09/15/29	409	476,264

		7,002,498

Chile — 0.0%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	300	218,574
3.10%, 01/22/61 (Call 07/22/60)	265	164,960
3.25%, 09/21/71 (Call 03/21/71)	140	86,345
3.50%, 01/25/50 (Call 07/25/49)	387	279,836
3.86%, 06/21/47	270	213,321

		963,036

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	147	165,287

Indonesia — 0.0%
Indonesia Government International Bond
3.20%, 09/23/61 (Call 03/23/61)	25	16,905
3.35%, 03/12/71	70	47,577
3.50%, 01/11/28	62	58,421
3.50%, 02/14/50	120	89,549
3.70%, 10/30/49	20	15,802
4.10%, 04/24/28	265	255,704
4.20%, 10/15/50	25	21,043
4.45%, 04/15/70	512	429,517
5.35%, 02/11/49	40	39,970

		974,488

66	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel — 0.0%
Israel Government International Bond
3.88%, 07/03/50	$425	$342,524
4.13%, 01/17/48	255	216,434
4.50%, 01/30/43	90	81,282
4.50%, April 03, 2120	155	125,090

		765,330

Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	955	806,660
3.88%, 05/06/51	700	489,118
4.00%, 10/17/49	507	371,813
5.38%, 06/15/33	946	927,118

		2,594,709

Japan — 0.0%
Japan Bank for International Cooperation, 1.88%, 04/15/31	15	12,217

Mexico — 0.2%
Mexico Government International Bond
3.77%, 05/24/61 (Call 11/24/60)	235	155,403
4.28%, 08/14/41 (Call 02/14/41)	35	28,044
4.35%, 01/15/47	207	160,021
4.40%, 02/12/52 (Call 08/12/51)	200	152,480
4.50%, 04/22/29	485	460,910
4.50%, 01/31/50 (Call 07/31/49)	337	265,944
4.60%, 01/23/46	332	266,968
4.60%, 02/10/48	307	245,760
4.75%, 03/08/44	465	387,122
5.00%, 04/27/51 (Call 10/27/50)	45	37,901
5.55%, 01/21/45	340	314,255
5.75%, October 12, 2110	309	274,037
6.05%, 01/11/40	373	372,015
6.75%, 09/27/34	371	396,499
7.50%, 04/08/33	450	502,510
8.30%, 08/15/31	365	424,688

		4,444,557

Panama — 0.1%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	140	89,635
4.30%, 04/29/53	55	39,907
4.50%, 05/15/47 (Call 11/15/46)	40	30,851
4.50%, 04/16/50 (Call 10/16/49)	235	176,781
4.50%, 04/01/56 (Call 10/01/55)	522	381,425
4.50%, 01/19/63 (Call 07/19/62)	255	182,228
6.70%, 01/26/36	552	584,629
9.38%, 04/01/29	142	170,267

		1,655,723

Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	175	101,502
3.00%, 01/15/34 (Call 10/15/33)	225	177,372
3.23%, July 28, 2121 (Call 01/28/21)	195	113,911
3.30%, 03/11/41 (Call 09/11/40)	30	21,924
3.55%, 03/10/51 (Call 09/10/50)	55	39,269
3.60%, 01/15/72 (Call 07/15/71)	35	22,756
5.63%, 11/18/50	322	316,871
6.55%, 03/14/37	311	331,809
8.75%, 11/21/33	477	591,017

		1,716,431

Security	Par (000)	Value

Philippines — 0.1%
Philippine Government International Bond
3.70%, 03/01/41	$322	$261,206
3.70%, 02/02/42	227	183,057
3.95%, 01/20/40	117	98,576
5.00%, 01/13/37	257	252,883
6.38%, 01/15/32	125	135,204
6.38%, 10/23/34	262	285,735
7.75%, 01/14/31	100	116,939
9.50%, 02/02/30	162	202,561

		1,536,161

South Korea — 0.0%
Korea International Bond
3.88%, 09/20/48	283	250,107
4.13%, 06/10/44	460	429,042

		679,149

Supranational — 2.4%
Asian Development Bank
6.22%, 08/15/27	400	420,932
6.38%, 10/01/28	66	72,095
Council of Europe Development Bank
0.38%, 06/10/24	125	117,645
0.88%, 09/22/26	2,305	2,026,856
1.38%, 02/27/25	395	368,867
European Investment Bank
2.38%, 05/24/27	980	905,530
4.88%, 02/15/36	1,233	1,312,072
Inter-American Development Bank
0.50%, 09/23/24	375	349,369
0.63%, 07/15/25	530	482,130
0.63%, 09/16/27	779	660,724
0.88%, 04/03/25	1,295	1,194,223
0.88%, 04/20/26	1,350	1,205,968
1.13%, 07/20/28	503	427,138
1.13%, 01/13/31	1,045	833,095
1.50%, 01/13/27	1,300	1,164,605
1.75%, 03/14/25	540	507,665
2.00%, 06/02/26	290	267,099
2.00%, 07/23/26	365	335,676
2.13%, 01/15/25	1,645	1,564,148
2.25%, 06/18/29	890	790,142
2.38%, 07/07/27(b)	812	749,151
3.13%, 09/18/28	965	909,184
3.20%, 08/07/42	615	516,606
3.88%, 10/28/41	730	681,075
4.38%, 01/24/44	610	604,943
7.00%, 06/15/25	35	36,516
International Bank for Reconstruction & Development
0.38%, 07/28/25	660	596,099
0.50%, 10/28/25	25	22,447
0.63%, 04/22/25	1,955	1,790,193
0.65%, 02/10/26 (Call 05/10/23)(b)	345	303,200
0.75%, 03/11/25	910	838,974
0.75%, 11/24/27	2,355	1,999,112
0.75%, 08/26/30	2,365	1,846,285
0.85%, 02/10/27 (Call 05/10/23)	180	153,661
0.88%, 05/14/30(b)	1,785	1,419,557
1.50%, 08/28/24	1,850	1,755,613
1.63%, 01/15/25	2,448	2,306,701
1.63%, 11/03/31	2,250	1,853,505

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.75%, 10/23/29	$1,997	$1,713,865
1.88%, 10/27/26	2,369	2,163,442
2.13%, 03/03/25	1,320	1,252,482
2.50%, 03/19/24	2,210	2,148,650
2.50%, 11/25/24	1,798	1,724,588
2.50%, 07/29/25	2,216	2,107,261
2.50%, 11/22/27	1,785	1,647,573
2.50%, 03/29/32	710	626,916
3.13%, 11/20/25	730	701,910
4.75%, 02/15/35(b)	469	489,186
International Finance Corp.
0.38%, 07/16/25	280	253,361
0.75%, 08/27/30	1,085	848,090
1.38%, 10/16/24	1,801	1,699,334
2.13%, 04/07/26	540	502,286
3.63%, 09/15/25	2,500	2,440,325
Nordic Investment Bank
2.25%, 05/21/24	1,265	1,220,649
2.63%, 04/04/25	2,105	2,013,496

		56,942,215

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	150	135,150
4.98%, 04/20/55	484	464,950
5.10%, 06/18/50	457	449,272
7.63%, 03/21/36	298	370,539

		1,419,911

Total Foreign Government Obligations — 3.4% (Cost: $90,166,179)		80,871,712

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	44,493

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	95	93,399

Total Municipal Debt Obligations — 0.0%
(Cost: $139,737)		137,892

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.3%
Federal Home Loan Mortgage Corp.
2.00%, 02/01/37	747	664,614
2.50%, 01/01/32	99	92,165
3.00%, 05/01/29	3,906	3,689,258
3.00%, 03/01/46	370	332,916
3.00%, 09/01/46	351	318,152
3.00%, 12/01/46	447	402,746
3.50%, 05/01/33	21	20,495
3.50%, 06/01/34	15	14,436
3.50%, 03/01/38	30	28,244
3.50%, 10/01/42	10	9,663
3.50%, 10/01/44	12	10,780
3.50%, 07/01/47	15	13,490
3.50%, 09/01/47	14	12,771
3.50%, 02/01/48	7	6,724
3.50%, 03/01/48	5	5,055

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/45	$6	$5,540
4.00%, 01/01/48	374	356,937
4.00%, 02/01/48	5	4,411
4.00%, 01/01/49	8	7,898
4.00%, 04/01/52	674	632,641
4.00%, 07/01/52	1,981	1,858,921
4.00%, 10/01/52	747	706,092
4.50%, 10/01/48	15	15,240
4.50%, 01/01/49	3	2,600
4.50%, 10/01/52(g)	7,338	7,101,648
4.50%, 12/01/52	1,752	1,707,672
5.00%, 08/01/52	419	413,086
5.00%, 09/01/52	940	933,790
5.00%, 10/01/52	490	482,594
5.00%, 11/01/52	415	408,287
5.00%, 01/01/53	2,774	2,739,158
5.50%, 11/01/52	678	684,168
5.50%, 12/01/52	2,071	2,094,130
5.50%, 01/01/53	1,224	1,238,374
5.50%, 02/01/53	475	480,524
Federal National Mortgage Association
1.50%, 04/01/52	481	372,236
2.00%, 01/01/37	949	843,989
2.00%, 03/01/37	238	212,023
2.50%, 04/01/37	477	435,766
3.00%, 02/01/50	1,804	1,604,835
3.50%, 08/01/49	1,066	986,515
3.50%, 07/01/52	1,996	1,816,040
4.00%, 08/01/52	874	819,673
4.50%, 05/01/52	463	454,306
4.50%, 10/01/52	2,073	2,001,941
4.50%, 12/01/52	594	572,460
5.00%, 10/01/52	423	420,549
5.00%, 11/01/52	829	823,481
5.00%, 12/01/52	1,270	1,261,394
5.00%, 01/01/53	5,736	5,649,365
5.50%, 09/01/52	522	533,539
5.50%, 12/01/52	596	603,590
5.50%, 01/01/53	1,348	1,372,622
5.50%, 02/01/53	1,981	1,981,753
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	137,143
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,719	1,617,327
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	600	480,137
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	804,073
Freddie Mac Multifamily Structured Pass Through Certificates
2.58%, 05/25/32 (Call 06/25/32)	5,000	4,282,371
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	200	192,821
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	225	216,636
Series K062, Class A2, 3.41%, 12/25/26 (Call 01/25/27)	100	95,413
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	2,000	1,934,402
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	1,000	893,604
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	300	265,400
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30).	1,920	1,545,051

68	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K131, Class A2, 1.85%, 07/25/31
(Call 09/25/31)	$2,000	$1,633,745
Series K735, Class A2, 2.86%, 05/25/26
(Call 06/25/26)	2,977	2,812,207
Series K739, Class A2, 1.34%, 09/25/27
(Call 09/25/27)	900	785,913
Government National Mortgage Association
1.50%, 10/20/51	247	194,320
2.00%, 07/20/50	80	67,100
2.00%, 08/20/50	3,607	3,042,594
2.00%, 09/20/50	4,325	3,648,411
2.00%, 11/20/50	1,798	1,518,043
2.00%, 12/20/50	1,856	1,565,312
2.00%, 02/20/51	1,189	1,002,348
2.00%, 08/20/51	4,468	3,767,111
2.00%, 10/20/51	3,398	2,857,398
2.00%, 11/20/51	935	786,090
2.00%, 12/20/51	3,464	2,909,949
2.00%, 01/20/52	2,904	2,438,521
2.00%, 03/20/52	1,474	1,235,220
2.00%, 04/20/52	4,292	3,595,501
2.00%, 03/21/53(h)	3,844	3,221,677
2.50%, 12/20/46	117	103,211
2.50%, 06/20/50	4,185	3,649,942
2.50%, 08/20/50	340	296,558
2.50%, 09/20/50	481	419,604
2.50%, 01/20/51	1,293	1,127,868
2.50%, 02/20/51	1,600	1,395,340
2.50%, 05/20/51	915	796,937
2.50%, 07/20/51	3,071	2,657,506
2.50%, 08/20/51	6,452	5,594,896
2.50%, 11/20/51	3,221	2,790,072
2.50%, 12/20/51	2,989	2,588,850
2.50%, 02/20/52	2,365	2,046,618
2.50%, 03/20/52	3,424	2,960,891
2.50%, 04/20/52	1,153	998,231
2.50%, 05/20/52	2,175	1,880,193
2.50%, 07/20/52	726	629,467
2.50%, 08/20/52	1,759	1,528,014
2.50%, 03/21/53(h)	3,185	2,754,030
3.00%, 07/20/45	58	52,920
3.00%, 11/20/45	270	245,383
3.00%, 12/20/45	47	42,387
3.00%, 01/20/46	24	22,152
3.00%, 03/20/46	431	391,557
3.00%, 04/20/46	11	10,381
3.00%, 05/20/46	29	26,582
3.00%, 08/20/46	354	321,435
3.00%, 09/20/46	852	773,640
3.00%, 11/20/46	22	19,961
3.00%, 02/15/47	25	22,777
3.00%, 03/20/47	9	8,080
3.00%, 06/20/47	28	25,524
3.00%, 10/20/47	504	457,524
3.00%, 02/20/48	19	17,364
3.00%, 04/20/49	900	816,554
3.00%, 10/15/49	155	138,824
3.00%, 01/20/50	925	834,086
3.00%, 02/20/50	195	176,216
3.00%, 07/20/50	1,246	1,123,317

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/20/50	$506	$455,019
3.00%, 09/20/50	195	175,370
3.00%, 12/20/50	1,271	1,142,997
3.00%, 08/20/51	2,381	2,134,013
3.00%, 09/20/51	1,783	1,597,191
3.00%, 10/20/51	3,383	3,030,595
3.00%, 11/20/51	1,508	1,350,766
3.00%, 12/20/51	1,900	1,700,459
3.00%, 02/20/52	2,708	2,422,931
3.00%, 05/20/52	978	872,283
3.00%, 07/20/52	966	864,489
3.00%, 09/20/52	619	554,262
3.00%, 03/21/53(h)	4,888	4,363,017
3.50%, 09/20/42	36	34,339
3.50%, 12/20/42	33	30,846
3.50%, 09/20/45	2,773	2,606,259
3.50%, 11/20/46	9	7,981
3.50%, 01/20/47	8	7,591
3.50%, 06/20/47	7	6,795
3.50%, 08/20/47	132	123,327
3.50%, 09/20/47	3,160	2,951,867
3.50%, 11/20/47	32	29,525
3.50%, 02/20/48	17	15,793
3.50%, 08/20/48	32	29,450
3.50%, 01/20/49	14	12,604
3.50%, 03/20/49	1,414	1,320,304
3.50%, 09/20/49	950	884,534
3.50%, 10/20/49	672	625,702
3.50%, 12/20/49	271	251,894
3.50%, 01/20/50	618	575,397
3.50%, 03/20/50	428	398,495
3.50%, 08/20/50	211	195,594
3.50%, 01/20/52	2,732	2,521,490
3.50%, 02/20/52	595	549,510
3.50%, 09/20/52	2,480	2,278,120
3.50%, 03/21/53(h)	5,550	5,099,253
4.00%, 04/20/47	63	60,545
4.00%, 07/20/47	73	69,663
4.00%, 11/20/47	15	14,269
4.00%, 04/20/48	3	2,770
4.00%, 05/15/48	4	4,304
4.00%, 05/20/48	11	10,501
4.00%, 08/20/48	24	22,854
4.00%, 09/20/48	62	59,379
4.00%, 11/20/48	694	665,729
4.00%, 12/20/48	1,231	1,180,642
4.00%, 02/20/49	868	832,530
4.00%, 02/20/50	48	46,233
4.00%, 07/20/52	277	262,010
4.00%, 09/20/52	4,087	3,861,303
4.00%, 12/20/52	722	682,044
4.00%, 03/21/53(h)	5,556	5,248,901
4.50%, 07/20/41	973	971,529
4.50%, 06/20/48	22	21,348
4.50%, 08/20/48	4	3,564
4.50%, 09/20/48	265	260,035
4.50%, 10/20/48	131	129,263
4.50%, 12/20/48	52	51,173
4.50%, 01/20/49	193	189,673
4.50%, 03/20/49	3	2,542

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/20/49	$37	$36,039
4.50%, 07/20/49	15	14,904
4.50%, 08/20/49	4	3,795
4.50%, 07/20/52	997	965,720
4.50%, 08/20/52	4,450	4,311,151
4.50%, 03/21/53(h)	2,499	2,422,956
5.00%, 04/20/48	7	6,894
5.00%, 05/20/48	3	3,055
5.00%, 11/20/48	2	2,289
5.00%, 12/20/48	5	4,837
5.00%, 01/20/49	24	24,226
5.00%, 06/20/49	374	374,685
5.00%, 07/20/52	256	253,450
5.00%, 09/20/52	1,855	1,833,015
5.00%, 03/21/53(h)	1,527	1,508,628
5.50%, 12/20/52	974	977,662
5.50%, 01/20/53	125	125,222
5.50%, 03/21/53(h)	2,197	2,204,638
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	510	440,592
1.50%, 10/01/36	426	369,116
1.50%, 11/01/36	285	247,059
1.50%, 02/01/37	2,764	2,390,462
1.50%, 03/01/37	3,945	3,409,058
1.50%, 04/01/37	659	569,601
1.50%, 08/01/37	372	321,539
1.50%, 03/16/38(h)	3,031	2,618,335
1.50%, 11/01/50	461	356,391
1.50%, 02/01/51	3,507	2,709,594
1.50%, 04/01/51	1,230	952,720
1.50%, 05/01/51	2,350	1,820,304
1.50%, 07/01/51	4,709	3,647,692
1.50%, 11/01/51	1,563	1,209,751
1.50%, 03/13/53(h)	1,000	772,402
2.00%, 12/01/35	1,773	1,578,460
2.00%, 02/01/36	5,080	4,527,269
2.00%, 03/01/36	771	687,237
2.00%, 05/01/36	1,654	1,471,309
2.00%, 06/01/36	1,505	1,339,637
2.00%, 08/01/36	1,319	1,173,250
2.00%, 09/01/36	2,207	1,964,104
2.00%, 10/01/36	639	568,213
2.00%, 11/01/36	1,295	1,152,078
2.00%, 12/01/36	1,744	1,552,831
2.00%, 01/01/37	2,710	2,411,262
2.00%, 02/01/37	4,929	4,385,077
2.00%, 04/01/37(g)	6,470	5,744,716
2.00%, 04/01/37	2,351	2,087,885
2.00%, 05/01/37	3,400	3,018,863
2.00%, 06/01/37	2,441	2,167,364
2.00%, 03/16/38(h)	3,186	2,826,370
2.00%, 07/01/50	1,340	1,100,239
2.00%, 08/01/50	862	707,861
2.00%, 09/01/50	2,106	1,727,359
2.00%, 10/01/50	2,829	2,320,588
2.00%, 11/01/50	4,394	3,600,589
2.00%, 12/01/50	5,445	4,471,567
2.00%, 01/01/51	4,032	3,308,420
2.00%, 02/01/51	3,212	2,627,833
2.00%, 03/01/51	4,770	3,905,192

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 04/01/51	$8,926	$7,303,981
2.00%, 05/01/51	6,297	5,156,498
2.00%, 05/01/51(g)	6,787	5,549,974
2.00%, 06/01/51	4,305	3,522,766
2.00%, 07/01/51	3,012	2,462,986
2.00%, 08/01/51	5,910	4,827,219
2.00%, 09/01/51	1,886	1,539,640
2.00%, 10/01/51	14,889	12,171,653
2.00%, 11/01/51	13,352	10,902,174
2.00%, 12/01/51	8,488	6,934,736
2.00%, 01/01/52	13,441	11,000,199
2.00%, 02/01/52	8,391	6,834,478
2.00%, 03/01/52	398	324,435
2.00%, 03/13/53(h)	21,960	17,883,256
2.50%, 01/01/32	83	76,632
2.50%, 04/01/32	380	352,636
2.50%, 06/01/32	145	134,692
2.50%, 01/01/33	75	69,931
2.50%, 11/01/34	436	400,160
2.50%, 07/01/35	597	547,606
2.50%, 10/01/35	2,399	2,199,968
2.50%, 03/01/36	982	896,515
2.50%, 05/01/36	2,005	1,831,452
2.50%, 06/01/36	505	461,603
2.50%, 07/01/36	1,923	1,755,840
2.50%, 08/01/36	358	327,075
2.50%, 03/01/37	1,123	1,024,201
2.50%, 04/01/37	832	759,559
2.50%, 05/01/37	2,281	2,080,654
2.50%, 06/01/37	956	871,794
2.50%, 03/16/38(h)	6,088	5,551,495
2.50%, 04/01/47	14	11,843
2.50%, 06/01/50	89	75,890
2.50%, 07/01/50	246	211,601
2.50%, 08/01/50	269	230,047
2.50%, 09/01/50	1,629	1,394,265
2.50%, 10/01/50	641	547,939
2.50%, 11/01/50	7,897	6,746,963
2.50%, 12/01/50	7,029	5,999,185
2.50%, 01/01/51	1,094	933,147
2.50%, 02/01/51	221	188,792
2.50%, 03/01/51	1,967	1,680,053
2.50%, 04/01/51	303	257,132
2.50%, 07/01/51	1,297	1,103,071
2.50%, 08/01/51	5,787	4,951,535
2.50%, 09/01/51	5,930	5,041,746
2.50%, 10/01/51	5,612	4,772,408
2.50%, 11/01/51	6,587	5,591,176
2.50%, 12/01/51	16,188	13,742,270
2.50%, 01/01/52	6,240	5,297,304
2.50%, 02/01/52	3,796	3,221,635
2.50%, 03/01/52	9,122	7,735,188
2.50%, 04/01/52	7,922	6,716,808
2.50%, 05/01/52	2,152	1,824,329
2.50%, 07/01/52	1,948	1,651,756
2.50%, 03/13/53(h)	17,104	14,486,954
3.00%, 03/01/30	1,151	1,086,295
3.00%, 01/01/31	48	45,288
3.00%, 08/01/32	87	82,318
3.00%, 10/01/33	36	33,948

70	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/34	$9	$8,624
3.00%, 09/01/34	61	56,673
3.00%, 11/01/34	28	26,270
3.00%, 12/01/34	67	62,816
3.00%, 03/01/35	215	201,004
3.00%, 07/01/35	175	163,824
3.00%, 10/01/35	511	478,441
3.00%, 07/01/37	868	809,490
3.00%, 03/16/38(h)	4,718	4,399,006
3.00%, 07/01/46	437	393,066
3.00%, 11/01/46	927	833,989
3.00%, 12/01/46	438	393,584
3.00%, 12/01/47	205	183,546
3.00%, 01/01/48	71	63,649
3.00%, 03/01/48	1,228	1,105,050
3.00%, 11/01/48	133	119,177
3.00%, 02/01/49	4,566	4,106,995
3.00%, 09/01/49	11	9,852
3.00%, 11/01/49	8	7,397
3.00%, 12/01/49	99	88,062
3.00%, 02/01/50	58	51,473
3.00%, 03/01/50	161	143,628
3.00%, 04/01/50	276	246,956
3.00%, 05/01/50	42	37,154
3.00%, 06/01/50	2,567	2,290,796
3.00%, 07/01/50	272	242,414
3.00%, 08/01/50	1,881	1,683,754
3.00%, 10/01/50	2,863	2,554,346
3.00%, 01/01/51	788	702,993
3.00%, 04/01/51(g)	7,892	6,986,406
3.00%, 05/01/51	332	296,628
3.00%, 06/01/51	2,902	2,566,781
3.00%, 08/01/51	1,050	935,384
3.00%, 11/01/51	596	526,440
3.00%, 03/01/52	2,364	2,080,297
3.00%, 04/01/52	9,885	8,703,937
3.00%, 05/01/52	2,991	2,632,323
3.00%, 03/13/53(h)	26,590	23,385,178
3.50%, 06/01/33	23	21,599
3.50%, 11/01/33	18	17,009
3.50%, 02/01/34	452	434,033
3.50%, 07/01/34	30	29,073
3.50%, 08/01/34	13	12,069
3.50%, 01/01/35	18	17,331
3.50%, 03/16/38(h)	3,722	3,547,531
3.50%, 07/01/45	4,516	4,183,347
3.50%, 08/01/45	45	41,885
3.50%, 01/01/46	103	96,132
3.50%, 09/01/46	423	394,813
3.50%, 01/01/47	61	56,377
3.50%, 07/01/47	2,003	1,864,103
3.50%, 08/01/47	12	11,226
3.50%, 09/01/47	168	154,888
3.50%, 10/01/47	1,175	1,087,657
3.50%, 11/01/47	293	271,070
3.50%, 01/01/48	111	102,776
3.50%, 02/01/48	879	813,059
3.50%, 04/01/48	68	62,820
3.50%, 07/01/48	183	169,331
3.50%, 11/01/48	11	10,215

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/49	$122	$112,846
3.50%, 02/01/49	318	295,870
3.50%, 03/01/49	864	799,906
3.50%, 06/01/49	2,857	2,643,548
3.50%, 09/01/49	2,381	2,193,378
3.50%, 04/01/50	170	157,629
3.50%, 05/01/50	5,184	4,762,543
3.50%, 02/01/51	4,858	4,474,421
3.50%, 10/01/51	916	847,758
3.50%, 05/01/52	2,933	2,670,411
3.50%, 06/01/52	3,172	2,888,511
3.50%, 03/13/53(h)	11,728	10,675,229
4.00%, 07/01/33	13	12,670
4.00%, 03/16/38(h)	1,950	1,901,250
4.00%, 01/01/46	294	283,151
4.00%, 10/01/46	9	8,336
4.00%, 07/01/47	1,932	1,843,202
4.00%, 08/01/47	360	345,728
4.00%, 09/01/47	418	399,142
4.00%, 05/01/48	2,534	2,415,541
4.00%, 09/01/48	2,821	2,689,507
4.00%, 10/01/48	6	5,340
4.00%, 12/01/48	3	2,720
4.00%, 03/01/49	1,722	1,641,267
4.00%, 05/01/49	17	16,048
4.00%, 06/01/49	17	16,000
4.00%, 07/01/49	2,327	2,218,917
4.00%, 12/01/49	11	10,011
4.00%, 04/01/50	2,058	1,958,014
4.00%, 05/01/50	1,209	1,149,900
4.00%, 05/01/51	299	285,141
4.00%, 05/01/52	1,613	1,515,354
4.00%, 06/01/52	1,798	1,688,646
4.00%, 07/01/52	1,946	1,827,851
4.00%, 08/01/52	3,563	3,345,913
4.00%, 09/01/52	586	549,981
4.00%, 03/13/53(h)	8,848	8,304,677
4.50%, 03/16/38(h)	25	24,652
4.50%, 10/01/47	10	9,520
4.50%, 08/01/48	24	23,848
4.50%, 10/01/48	472	461,867
4.50%, 11/01/48	21	19,908
4.50%, 12/01/48	25	25,258
4.50%, 01/01/49	70	68,789
4.50%, 02/01/49	97	94,867
4.50%, 04/01/49	177	174,370
4.50%, 05/01/49	13	12,552
4.50%, 09/01/50	1,434	1,401,981
4.50%, 05/01/52	35	33,497
4.50%, 06/01/52	2,165	2,085,966
4.50%, 07/01/52	257	247,779
4.50%, 08/01/52	749	722,757
4.50%, 09/01/52	1,333	1,283,088
4.50%, 03/13/53(h)	6,272	6,042,680
5.00%, 06/01/48	144	144,511
5.00%, 04/01/49	12	11,321
5.00%, 12/01/49	427	426,862
5.00%, 08/01/52	24	24,234
5.00%, 03/13/53(h)	6,168	6,062,951

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 03/13/53(h)	$4,587	$4,579,116

		680,089,420

U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 3.25%, 11/16/28	510	484,852
Federal Home Loan Mortgage Corp.,Series 1, 0.00% 11/15/38(c)	20	9,907
Federal National Mortgage Association
1.63%, 01/07/25	300	282,792
5.63%, 07/15/37	2,142	2,397,240
6.21%, 08/06/38	110	130,163
6.25%, 05/15/29	378	419,705
6.63%, 11/15/30	440	509,766
7.13%, 01/15/30	750	881,325

		5,115,750

U.S. Government Obligations — 40.6%
U.S. Treasury Note/Bond
0.25%, 03/15/24	4,950	4,706,367
0.25%, 05/15/24	10,250	9,668,232
0.25%, 06/15/24	11,650	10,947,359
0.25%, 05/31/25	5,830	5,280,249
0.25%, 06/30/25	4,120	3,724,094
0.25%, 07/31/25	3,850	3,468,008
0.25%, 08/31/25	5,100	4,580,039
0.25%, 09/30/25	3,300	2,958,141
0.25%, 10/31/25	8,390	7,492,008
0.38%, 04/15/24	12,000	11,381,250
0.38%, 08/15/24	4,050	3,784,852
0.38%, 09/15/24	5,600	5,218,500
0.38%, 04/30/25	3,400	3,097,188
0.38%, 11/30/25	7,650	6,833,602
0.38%, 12/31/25	10,500	9,367,148
0.38%, 01/31/26	10,250	9,105,684
0.38%, 09/30/27	5,400	4,541,062
0.50%, 03/31/25	3,400	3,115,781
0.50%, 02/28/26	4,850	4,312,332
0.50%, 04/30/27	2,350	2,014,941
0.50%, 05/31/27	1,100	939,898
0.50%, 06/30/27	1,900	1,619,305
0.50%, 08/31/27	2,300	1,950,508
0.50%, 10/31/27	7,250	6,117,187
0.63%, 10/15/24	7,000	6,528,867
0.63%, 07/31/26	3,000	2,642,813
0.63%, 03/31/27	1,000	864,141
0.63%, 11/30/27	7,450	6,311,547
0.63%, 12/31/27	10,300	8,706,719
0.63%, 05/15/30	1,800	1,423,406
0.63%, 08/15/30	7,300	5,740,766
0.75%, 11/15/24	8,230	7,668,367
0.75%, 04/30/26	3,240	2,888,409
0.75%, 05/31/26	1,350	1,200,234
0.75%, 08/31/26	7,000	6,177,500
0.75%, 01/31/28	6,300	5,346,633
0.88%, 01/31/24	3,000	2,885,742
0.88%, 06/30/26	7,590	6,764,587
0.88%, 09/30/26	5,700	5,042,273
0.88%, 11/15/30	5,090	4,068,023
1.00%, 12/15/24	10,750	10,034,033
1.00%, 07/31/28	5,000	4,240,625
1.13%, 01/15/25	8,000	7,469,375

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 10/31/26	$1,500	$1,336,172
1.13%, 02/28/27	2,850	2,522,695
1.13%, 02/29/28	4,000	3,452,188
1.13%, 08/31/28	8,750	7,458,008
1.13%, 02/15/31	10,700	8,707,125
1.13%, 05/15/40	6,100	3,861,109
1.13%, 08/15/40	8,500	5,352,344
1.25%, 08/31/24	2,300	2,174,039
1.25%, 11/30/26	7,200	6,430,500
1.25%, 12/31/26	7,200	6,419,250
1.25%, 03/31/28	7,100	6,155,367
1.25%, 04/30/28	5,100	4,411,500
1.25%, 05/31/28	4,700	4,058,523
1.25%, 06/30/28	7,770	6,695,555
1.25%, 09/30/28	10,200	8,736,141
1.25%, 08/15/31	12,400	10,053,687
1.25%, 05/15/50	8,550	4,745,250
1.38%, 01/31/25	5,150	4,827,320
1.38%, 08/31/26	375	338,555
1.38%, 10/31/28	5,000	4,305,469
1.38%, 12/31/28	5,750	4,940,059
1.38%, 11/15/31	10,500	8,547,656
1.38%, 11/15/40	7,650	5,026,289
1.38%, 08/15/50	4,720	2,708,100
1.50%, 10/31/24	2,800	2,646,219
1.50%, 11/30/24	2,500	2,357,715
1.50%, 02/15/25	10,100	9,476,246
1.50%, 08/15/26	3,550	3,221,625
1.50%, 01/31/27	13,900	12,491,539
1.50%, 11/30/28	5,300	4,589,883
1.50%, 02/15/30	4,200	3,566,063
1.63%, 02/15/26	3,975	3,661,348
1.63%, 05/15/26	3,100	2,840,133
1.63%, 10/31/26	2,500	2,269,727
1.63%, 11/30/26	1,600	1,451,125
1.63%, 08/15/29	665	574,757
1.63%, 05/15/31	8,500	7,146,641
1.63%, 11/15/50	6,100	3,741,016
1.75%, 06/30/24	6,000	5,743,359
1.75%, 12/31/24(b)	2,950	2,789,479
1.75%, 03/15/25	4,670	4,394,543
1.75%, 12/31/26	2,750	2,503,574
1.75%, 01/31/29	7,200	6,305,063
1.75%, 11/15/29	550	478,500
1.75%, 08/15/41	8,400	5,822,250
1.88%, 08/31/24	3,010	2,871,728
1.88%, 06/30/26(b)	175	161,465
1.88%, 02/28/27	1,800	1,639,266
1.88%, 02/28/29	4,400	3,880,937
1.88%, 02/15/32	10,600	8,981,844
1.88%, 02/15/41	6,500	4,645,469
1.88%, 02/15/51	7,800	5,098,031
1.88%, 11/15/51	7,750	5,044,766
2.00%, 04/30/24	780	752,395
2.00%, 05/31/24	5,750	5,533,252
2.00%, 06/30/24	300	287,918
2.00%, 02/15/25	1,425	1,350,633
2.00%, 08/15/25	5,520	5,185,781
2.00%, 11/15/26	4,150	3,816,379
2.00%, 11/15/41	6,900	4,984,172

72	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 02/15/50	$4,450	$3,010,008
2.00%, 08/15/51	7,000	4,708,594
2.13%, 02/29/24	850	825,031
2.13%, 03/31/24	2,100	2,033,063
2.13%, 09/30/24	3,000	2,870,625
2.13%, 05/15/25	480	454,013
2.13%, 05/31/26	800	744,438
2.25%, 01/31/24	500	487,148
2.25%, 03/31/24	5,590	5,419,461
2.25%, 04/30/24	2,643	2,557,206
2.25%, 11/15/24	375	358,652
2.25%, 12/31/24	2,100	2,003,449
2.25%, 11/15/25	10,600	9,979,734
2.25%, 03/31/26	275	257,748
2.25%, 02/15/27	4,300	3,978,844
2.25%, 08/15/27	2,100	1,930,195
2.25%, 11/15/27	5,070	4,644,991
2.25%, 05/15/41	5,300	4,027,172
2.25%, 08/15/46	6,855	4,948,453
2.25%, 08/15/49	400	287,000
2.25%, 02/15/52	7,850	5,606,617
2.38%, 08/15/24	675	649,450
2.38%, 05/15/27	4,650	4,308,879
2.38%, 03/31/29	6,200	5,619,234
2.38%, 05/15/29	6,090	5,510,498
2.38%, 02/15/42	7,250	5,576,990
2.38%, 11/15/49	1,690	1,247,167
2.38%, 05/15/51	6,000	4,408,125
2.50%, 04/30/24	6,110	5,927,416
2.50%, 05/15/24	5,485	5,316,379
2.50%, 05/31/24	6,500	6,293,574
2.50%, 01/31/25	3,230	3,093,356
2.50%, 03/31/27	3,400	3,170,766
2.50%, 02/15/45	2,250	1,719,141
2.50%, 02/15/46	6,050	4,599,891
2.50%, 05/15/46	4,950	3,762,773
2.63%, 03/31/25	600	574,828
2.63%, 04/15/25	3,130	2,995,263
2.63%, 12/31/25	4,600	4,373,594
2.63%, 01/31/26	350	332,336
2.63%, 05/31/27	4,300	4,023,859
2.63%, 02/15/29	5,215	4,800,245
2.75%, 02/15/24	3,000	2,932,734
2.75%, 02/28/25	2,280	2,191,561
2.75%, 05/15/25	3,500	3,355,078
2.75%, 06/30/25	3,900	3,734,555
2.75%, 08/31/25	3,900	3,728,461
2.75%, 04/30/27	4,000	3,764,375
2.75%, 07/31/27	7,000	6,576,172
2.75%, 02/15/28	4,225	3,952,025
2.75%, 05/31/29	6,700	6,198,023
2.75%, 08/15/32	11,000	9,999,687
2.75%, 08/15/42	1,475	1,201,434
2.75%, 11/15/42	2,925	2,376,563
2.75%, 08/15/47	4,300	3,420,516
2.75%, 11/15/47	5,500	4,375,937
2.88%, 04/30/25	2,160	2,077,144
2.88%, 05/31/25	3,975	3,819,727
2.88%, 06/15/25	7,000	6,727,109
2.88%, 07/31/25	1,500	1,440,117

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 11/30/25	$3,000	$2,871,797
2.88%, 05/15/28	3,058	2,870,561
2.88%, 08/15/28	6,900	6,465,516
2.88%, 04/30/29	5,440	5,071,100
2.88%, 05/15/32	10,100	9,292,000
2.88%, 05/15/43	400	330,813
2.88%, 08/15/45	3,395	2,769,577
2.88%, 11/15/46	3,800	3,098,188
2.88%, 05/15/49	1,435	1,173,561
2.88%, 05/15/52	7,610	6,240,200
3.00%, 07/15/25	7,250	6,979,824
3.00%, 09/30/25	3,300	3,171,867
3.00%, 10/31/25	1,200	1,152,469
3.00%, 05/15/42	170	144,606
3.00%, 11/15/44	1,600	1,339,250
3.00%, 05/15/45	1,285	1,072,975
3.00%, 11/15/45	4,400	3,669,187
3.00%, 02/15/47	4,475	3,726,836
3.00%, 05/15/47	3,900	3,249,797
3.00%, 02/15/48	3,400	2,835,813
3.00%, 08/15/48	555	463,425
3.00%, 02/15/49	375	313,887
3.00%, 08/15/52	8,700	7,324,312
3.13%, 08/15/25	4,100	3,957,781
3.13%, 08/31/27	3,000	2,862,891
3.13%, 11/15/28	275	260,627
3.13%, 08/31/29	6,900	6,515,109
3.13%, 11/15/41	825	720,457
3.13%, 02/15/42	1,000	869,688
3.13%, 02/15/43	500	430,859
3.13%, 08/15/44	1,600	1,368,750
3.13%, 05/15/48	2,350	2,007,781
3.25%, 06/30/27	4,700	4,509,797
3.25%, 06/30/29	5,500	5,234,453
3.25%, 05/15/42	5,628	4,976,914
3.38%, 08/15/42	3,100	2,791,453
3.38%, 05/15/44	1,020	909,872
3.38%, 11/15/48	500	447,656
3.50%, 09/15/25	9,000	8,763,047
3.50%, 01/31/28	7,000	6,787,266
3.50%, 01/31/30	6,400	6,181,000
3.50%, 02/15/33	4,000	3,868,750
3.50%, 02/15/39	350	329,602
3.63%, 08/15/43	225	209,461
3.63%, 02/15/44	720	668,025
3.63%, 02/15/53	2,000	1,905,313
3.75%, 11/15/43	300	284,156
3.88%, 01/15/26	13,900	13,662,180
3.88%, 11/30/27	4,000	3,942,813
3.88%, 12/31/27	3,000	2,956,172
3.88%, 09/30/29	5,000	4,932,812
3.88%, 11/30/29	3,800	3,751,312
3.88%, 12/31/29	8,000	7,902,500
3.88%, 08/15/40	300	294,094
3.88%, 02/15/43	2,000	1,941,563
4.00%, 12/15/25	5,000	4,933,203
4.00%, 02/29/28	4,000	3,970,625
4.00%, 10/31/29	4,900	4,870,906
4.00%, 02/28/30	3,000	2,988,281
4.00%, 11/15/42	5,300	5,227,125

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.00%, 11/15/52	$6,000	$6,110,625
4.13%, 01/31/25(b)	8,100	7,994,953
4.13%, 09/30/27	3,000	2,984,297
4.13%, 10/31/27	4,800	4,775,625
4.13%, 11/15/32	12,200	12,398,250
4.25%, 12/31/24	6,500	6,426,875
4.25%, 10/15/25	13,140	13,029,131
4.25%, 11/15/40	250	256,836
4.38%, 02/15/38	2,400	2,513,250
4.38%, 11/15/39	150	156,750
4.38%, 05/15/40	250	260,625
4.38%, 05/15/41	500	521,719
4.50%, 11/15/25	5,000	4,991,797
4.50%, 02/15/36	900	960,328
4.50%, 05/15/38	500	530,234
4.63%, 02/15/40	250	268,945
5.00%, 05/15/37	2,400	2,682,000
5.38%, 02/15/31	1,000	1,091,875
6.13%, 08/15/29	1,000	1,112,109
6.25%, 05/15/30	100	113,547
6.38%, 08/15/27	800	866,063

		973,010,650

Total U.S. Government & Agency Obligations — 69.1% (Cost: $1,843,195,534)		1,658,215,820

Total Long-Term Investments — 99.3% (Cost: $2,670,898,624)		2,382,903,736

Short-Term Securities

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(i)(j)	156,437	156,530,457
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(i)(j)(k)	14,723	14,722,824

Total Short-Term Securities — 7.1% (Cost: $171,159,226)		171,253,281

Total Investments Before TBA Sales Commitments — 106.4% (Cost: $2,842,057,850)		2,554,157,017

Security	Par (000)	Value

TBA Sales Commitments(h)

Mortgage-Backed Securities — (0.3)%
Uniform Mortgage-Backed Securities
3.00%, 03/13/53	(1,800)	$(1,583,051)
4.00%, 03/13/53	(1,548)	(1,452,943)
4.50%, 03/13/53	(1,752)	(1,687,942)
5.00%, 03/13/53	(1,525)	(1,499,027)
5.50%, 03/13/53	(1,250)	(1,247,853)

Total TBA Sales Commitments — (0.3)% (Proceeds: $(7,515,861))		(7,470,816)

Total Investments, Net of TBA Sales Commitments — 106.1% (Cost: $2,834,541,989)		2,546,686,201

Liabilities in Excess of Other Assets — (6.1)%		(146,235,796)

Net Assets — 100.0%		$2,400,450,405

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$234,003,604	$—	$(77,501,873	)(a)	$(97,343)	$126,069	$156,530,457	156,437	$3,620,279		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,053,228	—	(17,330,404	)(a)	—	—	14,722,824	14,723	51,615	(b)	—

					$(97,343)	$126,069	$171,253,281		$3,671,894		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

74	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$6,471,094	$—	$6,471,094
Collaterized Mortgage Obligations	—	20,515,247	—	20,515,247
Corporate Bonds & Notes	—	616,691,971	—	616,691,971
Foreign Government Obligations	—	80,871,712	—	80,871,712
Municipal Debt Obligations	—	137,892	—	137,892
U.S. Government & Agency Obligations	—	1,658,215,820	—	1,658,215,820
Short-Term Securities
Money Market Funds	171,253,281	—	—	171,253,281
Liabilities
Investments
TBA Sales Commitments	—	(7,470,816)	—	(7,470,816)

	$171,253,281	$2,375,432,920	$—	$2,546,686,201

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$79	$75,848
4.75%, 03/30/30 (Call 12/30/29)	29	27,627
5.40%, 10/01/48 (Call 04/01/48)	353	333,804
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	42	34,927
4.20%, 06/01/30 (Call 03/01/30)	17	15,879
WPP Finance 2010, 3.75%, 09/19/24	1,579	1,530,319

		2,018,404

Aerospace & Defense — 1.2%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)(a)	980	923,630
4.95%, 08/15/25 (Call 05/15/25)	585	569,925
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	394	307,261
2.90%, 12/15/29 (Call 09/15/29)	988	850,204
3.83%, 04/27/25 (Call 01/27/25)	672	649,421
4.40%, 06/15/28 (Call 03/15/28)	1,568	1,510,113
4.85%, 04/27/35 (Call 10/27/34)	383	363,881
5.05%, 04/27/45 (Call 10/27/44)	309	286,100
6.15%, 12/15/40(a)	330	345,668
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	1,542	1,276,930
2.65%, 11/01/26 (Call 08/01/26)	417	383,853
2.82%, 09/01/51 (Call 03/01/51)	61	40,097
3.03%, 03/15/52 (Call 09/15/51)	180	124,342
3.13%, 05/04/27 (Call 02/04/27)	629	582,982
3.13%, 07/01/50 (Call 01/01/50)	314	220,927
3.75%, 11/01/46 (Call 05/01/46)	282	221,909
4.05%, 05/04/47 (Call 11/04/46)	227	187,999
4.13%, 11/16/28 (Call 08/16/28)	1,330	1,266,466
4.15%, 05/15/45 (Call 11/16/44)	240	200,100
4.35%, 04/15/47 (Call 10/15/46)	190	164,916
4.45%, 11/16/38 (Call 05/16/38)	179	161,723
4.50%, 06/01/42	774	695,702
4.63%, 11/16/48 (Call 05/16/48)	562	510,667
4.70%, 12/15/41	102	93,574
4.80%, 12/15/43 (Call 06/15/43)	97	88,760
4.88%, 10/15/40	184	172,025
5.00%, 02/27/26 (Call 01/27/26)	75	74,887
5.15%, 02/27/33 (Call 11/27/32)	155	154,189
5.38%, 02/27/53 (Call 08/27/52)	95	95,437
5.40%, 05/01/35	40	39,951
5.70%, 04/15/40	35	35,860
6.05%, 06/01/36	175	184,032
6.13%, 07/15/38	255	271,305
7.50%, 09/15/29	455	514,550

		13,569,386

Agriculture — 0.9%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	513	472,309
2.70%, 09/15/51 (Call 03/15/51)	165	110,068
3.25%, 03/27/30 (Call 12/27/29)	120	107,992
3.75%, 09/15/47 (Call 03/15/47)	229	188,325
4.02%, 04/16/43	98	83,700
4.50%, 03/15/49 (Call 09/15/48)	125	114,213
4.54%, 03/26/42	5	4,580
5.38%, 09/15/35(a)	124	127,427

Security	Par (000)	Value

Agriculture (continued)
5.94%, 10/01/32	$332	$354,888
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	3,735	3,406,469
2.75%, 05/14/31 (Call 02/14/31)(a)	2,053	1,688,387
3.25%, 08/15/26 (Call 05/15/26)	1,653	1,539,356
3.75%, 09/25/27 (Call 06/25/27)	2,192	2,060,064

		10,257,778

Airlines — 0.1%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	200	166,516
3.00%, 11/15/26 (Call 08/15/26)	77	70,893
3.45%, 11/16/27 (Call 08/16/27)	144	132,408
5.13%, 06/15/27 (Call 04/15/27)	592	583,576

		953,393

Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	553	509,119
2.75%, 03/27/27 (Call 01/27/27)	70	64,936
2.85%, 03/27/30 (Call 12/27/29)	134	119,222
3.25%, 03/27/40 (Call 09/27/39)(a)	83	66,842
3.38%, 11/01/46 (Call 05/01/46)	266	204,855
3.38%, 03/27/50 (Call 09/27/49)(a)	168	130,712
3.88%, 11/01/45 (Call 05/01/45)(a)	273	234,095
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	615	600,529
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	45	39,325
3.75%, 09/15/25 (Call 07/15/25)	83	79,965
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	5	4,722
4.25%, 04/01/25 (Call 01/01/25)	307	299,503
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	300	281,061
2.80%, 04/23/27 (Call 02/23/27)	278	251,896
2.95%, 04/23/30 (Call 01/23/30)(a)	538	444,313

		3,331,095

Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.30%, 09/09/26	792	721,892
2.35%, 01/08/27	490	446,067
3.50%, 02/15/28(a)	353	330,242
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)(a)	421	333,722
2.60%, 09/01/50 (Call 03/01/50)	245	154,556
4.88%, 10/01/43 (Call 04/01/43)	245	234,323
General Motors Co.
5.00%, 04/01/35	101	89,674
5.15%, 04/01/38 (Call 10/01/37)	212	183,153
5.20%, 04/01/45	300	247,431
5.40%, 04/01/48 (Call 10/01/47)	251	209,020
5.60%, 10/15/32 (Call 07/15/32)(a)	200	190,160
5.95%, 04/01/49 (Call 10/01/48)	201	180,894
6.25%, 10/02/43	296	278,577
6.60%, 04/01/36 (Call 10/01/35)	398	397,904
6.75%, 04/01/46 (Call 10/01/45)	248	244,518
General Motors Financial Co. Inc.
2.70%, 06/10/31 (Call 03/10/31)	255	199,545
3.10%, 01/12/32 (Call 10/12/31)	150	119,381
3.60%, 06/21/30 (Call 03/21/30)	225	192,823
5.65%, 01/17/29 (Call 10/17/28)	99	97,000

76	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
6.40%, 01/09/33 (Call 10/09/32)(a)	$65	$65,245
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	518	640,859
Toyota Motor Corp., 3.67%, 07/20/28(a)	28	26,604
Toyota Motor Credit Corp.
1.80%, 02/13/25	111	104,080
2.00%, 10/07/24	15	14,275
2.15%, 02/13/30(a)	90	76,639
3.00%, 04/01/25	145	138,775
3.05%, 01/11/28	312	287,112
3.20%, 01/11/27	203	190,719
3.38%, 04/01/30	33	30,186
3.40%, 04/14/25	46	44,384
3.65%, 01/08/29	23	21,601

		6,491,361

Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	362	217,985
4.35%, 03/15/29 (Call 12/15/28)	122	115,350
4.40%, 10/01/46 (Call 04/01/46)	91	68,797
5.40%, 03/15/49 (Call 09/15/48)	148	128,609
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	200	166,768
4.15%, 05/01/52 (Call 11/01/51)	500	365,890
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	181	173,532
4.38%, 03/15/45 (Call 09/15/44)	113	87,857
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	97	82,953
3.55%, 01/15/52 (Call 07/15/51)(a)	62	38,726
3.80%, 09/15/27 (Call 06/15/27)(a)	60	56,047
4.25%, 05/15/29 (Call 02/15/29)	80	73,199
5.25%, 05/15/49 (Call 11/15/48)	263	222,106
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	96	93,707
4.15%, 10/01/25 (Call 07/01/25)	30	29,060

		1,920,586

Banks — 22.6%
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	2,267	2,182,101
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	7,355	6,589,492
5.86%, 09/14/26 (Call 09/14/25),
(1 year CMT + 2.300%)(b)	4,100	4,072,202
6.13%, 09/14/28 (Call 09/14/27),
(1 year CMT + 2.700%)(b)	295	298,599
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1 year CMT + 0.900%)(b)	635	547,687
2.71%, 06/27/24	200	192,720
2.96%, 03/25/31	235	191,565
3.23%, 11/22/32 (Call 08/22/31),
(1 year CMT + 1.600%)(b)	303	233,892
3.31%, 06/27/29	200	177,046
3.49%, 05/28/30	465	400,370
3.80%, 02/23/28	276	253,236
4.25%, 04/11/27	480	455,117
4.38%, 04/12/28	200	187,928
5.18%, 11/19/25	436	429,791

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1 day SOFR + 1.530%)(b)	$55	$42,791
1.92%, 10/24/31 (Call 10/24/30),
(1 day SOFR + 1.370%)(b)	5	3,878
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(b)	90	83,844
2.09%, 06/14/29 (Call 06/14/28),
(1 day SOFR + 1.060%)(b)	50	42,073
2.30%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.220%)(b)	160	125,146
2.48%, 09/21/36 (Call 09/21/31),
(5 year CMT + 1.200%)(b)	671	502,545
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	205	168,723
2.57%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.210%)(b)	145	115,510
2.59%, 04/29/31 (Call 04/29/30),
(1 day SOFR + 2.150%)(b)	168	138,766
2.68%, 06/19/41 (Call 06/19/40),
(1 day SOFR + 1.930%)(b)	529	363,196
2.69%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.320%)(b)	1,527	1,238,489
2.83%, 10/24/51 (Call 10/24/50),
(1 day SOFR + 1.880%)(b)	265	169,566
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	273	231,272
2.97%, 02/04/33 (Call 02/04/32),
(1 day SOFR + 1.330%)(b)	210	171,883
2.97%, 07/21/52 (Call 07/21/51),
(1 day SOFR + 1.560%)(b)	605	395,331
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	177	153,654
3.25%, 10/21/27 (Call 10/21/26)	133	122,532
3.31%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.580%)(b)	575	428,358
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(b)	252	241,197
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(b)	605	552,190
3.50%, 04/19/26	188	179,570
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	122	114,682
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(b)	218	201,262
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(b)	232	215,878
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	323	303,607
3.85%, 03/08/37 (Call 03/08/32),
(5 year CMT + 2.000%)(a)(b)	375	316,249
3.88%, 08/01/25	78	75,743
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(b)	301	239,352
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(b)	277	256,915
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(b)	348	318,497
4.00%, 01/22/25	74	72,105

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(b)	$215	$180,293
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(b)	1,310	1,053,292
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(b)	812	702,551
4.25%, 10/22/26	443	425,741
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(b)	272	255,403
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(b)	828	694,460
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(b)	752	649,006
4.45%, 03/03/26	369	358,875
4.57%, 04/27/33 (Call 04/27/32),
(1 day SOFR + 1.830%)(b)	890	827,113
4.88%, 04/01/44	293	270,377
5.00%, 01/21/44(a)	766	726,367
5.02%, 07/22/33 (Call 07/22/32),
(1 day SOFR + 2.160%)(b)	1,247	1,199,651
5.08%, 01/20/27 (Call 01/20/26)	500	494,490
5.88%, 02/07/42(a)	821	856,664
6.11%, 01/29/37	642	660,002
6.22%, 09/15/26	155	159,723
7.75%, 05/14/38	472	556,040
Series L, 3.95%, 04/21/25	49	47,518
Series L, 4.18%, 11/25/27 (Call 11/25/26)	304	289,691
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1 day SOFR + 1.220%)(b)	20	16,274
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1 day SOFR + 1.650%)(b)	385	282,663
Bank of America NA, 6.00%, 10/15/36	354	365,855
Bank of Montreal
1.85%, 05/01/25	608	565,410
2.50%, 06/28/24	437	420,512
3.09%, 01/10/37 (Call 01/10/32),
(5 year CMT + 1.400%)(b)	230	180,495
3.80%, 12/15/32 (Call 12/15/27),
(5 year USD Swap + 1.432%)(b)	876	783,258
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	2,630	2,437,721
2.10%, 10/24/24	731	695,715
2.45%, 08/17/26 (Call 05/17/26)	1,446	1,326,748
2.80%, 05/04/26 (Call 02/04/26)	1,655	1,544,926
3.00%, 10/30/28 (Call 07/30/28)(a)	652	582,229
3.25%, 09/11/24 (Call 08/11/24)(a)	501	486,301
3.25%, 05/16/27 (Call 02/16/27)	718	672,816
3.30%, 08/23/29 (Call 05/23/29)	541	483,270
3.40%, 05/15/24 (Call 04/15/24)	269	263,141
3.40%, 01/29/28 (Call 10/29/27)	866	802,479
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(b)	1,095	1,029,596
3.85%, 04/28/28	918	870,907
3.95%, 11/18/25 (Call 10/18/25)	265	257,061
4.71%, 02/01/34 (Call 02/01/33)	350	336,231
Series G, 3.00%, 02/24/25 (Call 01/24/25)	394	377,893
Bank of Nova Scotia (The)
0.65%, 07/31/24	333	311,535
0.70%, 04/15/24	355	336,838
1.05%, 03/02/26	2,353	2,073,393

Security	Par (000)	Value

Banks (continued)
1.30%, 06/11/25(a)	$2,568	$2,345,406
1.35%, 06/24/26	558	491,453
1.95%, 02/02/27	438	390,004
2.15%, 08/01/31	1,453	1,154,379
2.20%, 02/03/25(a)	3,111	2,932,895
2.45%, 02/02/32	368	296,406
2.70%, 08/03/26	364	334,036
3.40%, 02/11/24(a)	2,455	2,406,784
4.50%, 12/16/25	1,955	1,895,060
4.75%, 02/02/26	500	491,860
5.25%, 12/06/24	500	498,780
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3 mo. SOFR + 2.090%)(b)	124	106,025
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	70	66,248
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31),
(1 year CMT + 1.200%)(b)	333	259,550
2.89%, 11/24/32 (Call 11/24/31),
(1 year CMT + 1.300%)(b)	825	642,114
3.56%, 09/23/35 (Call 09/23/30),
(5 year CMT + 2.900%)(b)	308	246,468
3.65%, 03/16/25	200	192,020
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(b)	568	553,062
4.34%, 01/10/28 (Call 01/10/27)	395	368,847
4.38%, 09/11/24	390	380,445
4.38%, 01/12/26	275	265,768
4.84%, 05/09/28 (Call 05/07/27)	766	717,505
4.95%, 01/10/47	227	202,968
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(b)	437	415,692
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(b)	443	410,280
5.20%, 05/12/26	247	240,467
5.25%, 08/17/45	425	395,352
5.30%, 08/09/26 (Call 08/09/25),
(1 year CMT + 2.300%)(b)	460	451,108
7.33%, 11/02/26 (Call 11/02/25),
(1 year CMT + 3.050%)(b)	200	206,832
7.39%, 11/02/28 (Call 11/02/27),
(1 year CMT + 3.300%)(b)	285	299,680
7.44%, 11/02/33 (Call 11/02/32),
(1 year CMT + 3.500%)(b)	300	323,568
BNP Paribas SA, 4.25%, 10/15/24	405	395,649
BPCE SA
3.38%, 12/02/26	2,640	2,461,483
4.00%, 04/15/24	1,323	1,302,150
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3 mo. LIBOR US + 2.470%)(b)	7	6,703
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	607	573,269
3.10%, 04/02/24(a)	1,197	1,167,458
3.60%, 04/07/32 (Call 03/07/32)	210	185,300
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31),
(1 day SOFR + 1.167%)(b)	254	203,792
2.57%, 06/03/31 (Call 06/03/30),
(1 day SOFR + 2.107%)(b)	160	131,190
2.67%, 01/29/31 (Call 01/29/30),
(1 day SOFR + 1.146%)(b)	385	320,690

78	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.98%, 11/05/30 (Call 11/05/29),
(1 day SOFR + 1.422%)(b)	$228	$194,315
3.06%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.351%)(b)	330	270,739
3.11%, 04/08/26 (Call 04/08/25),
(1 day SOFR + 2.842%)(b)	78	74,059
3.20%, 10/21/26 (Call 07/21/26)	156	145,144
3.30%, 04/27/25	183	175,197
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	122	118,721
3.40%, 05/01/26	44	41,554
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	414	379,340
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	473	438,126
3.70%, 01/12/26	112	107,464
3.79%, 03/17/33 (Call 03/17/32),
(1 day SOFR + 1.939%)(b)	653	567,947
3.88%, 03/26/25	123	119,001
3.88%, 01/24/39 (Call 01/22/38),
(3 mo. LIBOR US + 1.168%)(b)	341	280,449
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	341	320,762
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(b)	382	348,644
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(b)	248	230,843
4.13%, 07/25/28	177	165,529
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(b)	483	409,845
4.30%, 11/20/26	136	130,371
4.40%, 06/10/25	256	250,463
4.41%, 03/31/31 (Call 03/31/30),
(1 day SOFR + 3.914%)(b)	636	592,389
4.45%, 09/29/27	660	630,775
4.60%, 03/09/26	164	159,703
4.65%, 07/30/45	346	306,300
4.65%, 07/23/48 (Call 06/23/48)	645	577,262
4.75%, 05/18/46	420	361,725
4.91%, 05/24/33 (Call 05/24/32),
(1 day SOFR + 2.086%)(b)	230	218,413
5.30%, 05/06/44	218	205,046
5.32%, 03/26/41 (Call 03/26/40),
(1 day SOFR + 4.548%)(b)	275	267,484
5.50%, 09/13/25	97	97,459
5.88%, 02/22/33	112	112,913
5.88%, 01/30/42	580	603,942
6.00%, 10/31/33	299	303,661
6.13%, 08/25/36	295	299,682
6.27%, 11/17/33 (Call 11/17/32),
(1 day SOFR + 2.338%)(b)	137	143,757
6.63%, 01/15/28	454	485,775
6.63%, 06/15/32	289	305,066
6.68%, 09/13/43	221	243,345
8.13%, 07/15/39	533	676,809
Citizens Bank NA/Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	112	107,033
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	57	47,124
2.85%, 07/27/26 (Call 04/25/26)	151	139,900

Security	Par (000)	Value

Banks (continued)
3.25%, 04/30/30 (Call 01/30/30)(a)	$289	$252,415
4.30%, 12/03/25 (Call 11/03/25)	125	121,214
Comerica Bank
2.50%, 07/23/24	291	278,909
4.00%, 07/27/25	1,325	1,275,273
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)(a)	666	620,779
Cooperatieve Rabobank UA
3.75%, 07/21/26	25	23,474
4.38%, 08/04/25	321	311,238
5.25%, 05/24/41	35	36,467
5.75%, 12/01/43	282	284,073
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	513	493,014
Credit Suisse AG/New York NY
0.50%, 02/02/24	250	235,740
2.95%, 04/09/25	250	227,763
3.63%, 09/09/24	1,510	1,426,588
3.70%, 02/21/25	1,200	1,119,984
4.75%, 08/09/24	2,050	1,974,437
5.00%, 07/09/27	275	252,013
7.50%, 02/15/28	500	504,530
7.95%, 01/09/25	500	504,565
Credit Suisse Group AG, 4.55%, 04/17/26	180	160,828
Deutsche Bank AG
4.10%, 01/13/26(a)	344	331,454
7.08%, 02/10/34 (Call 02/10/33),
(1 day SOFR + 3.650%)(b)	200	194,556
Deutsche Bank AG/London, 3.70%, 05/30/24	226	220,675
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25),
(1 day SOFR + 1.870%)(b)	575	515,579
2.31%, 11/16/27 (Call 11/16/26),
(1 day SOFR + 1.219%)(b)	510	443,195
2.55%, 01/07/28 (Call 01/07/27),
(1 day SOFR + 1.318%)(b)	945	822,386
3.04%, 05/28/32 (Call 05/28/31),
(1 day SOFR + 1.718%)(b)	317	250,310
3.55%, 09/18/31 (Call 09/18/30),
(1 day SOFR + 3.043%)(b)	667	558,466
3.70%, 05/30/24	503	489,761
3.96%, 11/26/25 (Call 11/26/24),
(1 day SOFR + 2.581%)(b)	500	479,855
4.10%, 01/13/26	292	279,613
4.88%, 12/01/32 (Call 12/01/27),
(5 year USD ICE Swap + 2.553%)(b)	75	66,359
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	306	249,659
3.45%, 07/27/26 (Call 04/27/26)	200	186,150
4.25%, 03/13/26	49	47,028
4.65%, 09/13/28 (Call 06/13/28)	221	210,049
Fifth Third Bancorp., 8.25%, 03/01/38	396	493,479
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	137	137,052
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	252	190,300
Goldman Sachs Capital I, 6.35%, 02/15/34	361	377,512
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1 day SOFR + 1.090%)(b)	74	56,858
2.38%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.248%)(b)	889	698,603
2.60%, 02/07/30 (Call 11/07/29)	188	158,106

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.62%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.281%)(b)	$759	$610,046
2.65%, 10/21/32 (Call 10/21/31),
(1 day SOFR + 1.264%)(b)	339	270,342
2.91%, 07/21/42 (Call 07/21/41),
(1 day SOFR + 1.472%)(b)	285	198,255
3.10%, 02/24/33 (Call 02/24/32),
(1 day SOFR + 1.410%)(b)	549	452,513
3.21%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.513%)(b)	325	235,697
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	93	89,403
3.44%, 02/24/43 (Call 02/24/42),
(1 day SOFR + 1.632%)(b)	180	134,044
3.50%, 01/23/25 (Call 10/23/24)	134	129,494
3.50%, 04/01/25 (Call 03/01/25)	245	235,888
3.50%, 11/16/26 (Call 11/16/25)	745	699,361
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	254	235,994
3.75%, 05/22/25 (Call 02/22/25)	100	96,660
3.75%, 02/25/26 (Call 11/25/25)	249	237,947
3.80%, 03/15/30 (Call 12/15/29)(a)	309	280,424
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	314	287,919
3.85%, 01/26/27 (Call 01/26/26)	597	565,293
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	481	398,840
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	667	624,732
4.25%, 10/21/25	271	262,632
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(b)	480	416,026
4.75%, 10/21/45 (Call 04/21/45)	687	613,573
4.80%, 07/08/44 (Call 01/08/44)	762	683,727
5.15%, 05/22/45	283	261,645
5.95%, 01/15/27(a)	133	135,370
6.13%, 02/15/33(a)	611	645,240
6.25%, 02/01/41	768	821,906
6.45%, 05/01/36	370	384,741
6.75%, 10/01/37	1,193	1,270,366
HSBC Bank USA NA, 7.00%, 01/15/39(a)	620	697,258
HSBC Bank USA NA/New York NY, 5.63%, 08/15/35	358	337,809
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24),
(1 day SOFR + 0.708%)(b)	1,500	1,410,960
1.59%, 05/24/27 (Call 05/24/26),
(1 day SOFR + 1.290%)(b)	1,351	1,182,152
1.65%, 04/18/26 (Call 04/18/25),
(1 day SOFR + 1.538%)(b)	350	320,905
2.21%, 08/17/29 (Call 08/17/28),
(1 day SOFR + 1.285%)(b)	276	228,981
2.25%, 11/22/27 (Call 11/22/26),
(1 day SOFR + 1.100%)(b)	955	840,324
2.36%, 08/18/31 (Call 08/18/30),
(1 day SOFR + 1.947%)(b)	141	111,393
2.63%, 11/07/25 (Call 11/07/24),
(1 day SOFR + 1.401%)(b)	405	383,584
2.80%, 05/24/32 (Call 05/24/31),
(1 day SOFR + 1.187%)(b)	1,187	946,882

Security	Par (000)	Value

Banks (continued)
2.85%, 06/04/31 (Call 06/04/30),
(1 day SOFR + 2.387%)(b)	$235	$193,205
2.87%, 11/22/32 (Call 11/22/31),
(1 day SOFR + 1.410%)(b)	450	356,058
3.00%, 03/10/26 (Call 03/10/25),
(1 day SOFR + 1.430%)(b)	220	208,076
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(b)	270	264,314
3.90%, 05/25/26	160	152,562
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	890	799,113
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	338	315,601
4.25%, 03/14/24	312	307,304
4.25%, 08/18/25(a)	145	140,260
4.29%, 09/12/26 (Call 09/15/25),
(3 mo. LIBOR US + 1.348%)(b)	490	471,855
4.30%, 03/08/26	575	555,996
4.38%, 11/23/26	471	453,031
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	936	880,046
4.76%, 06/09/28 (Call 06/09/27),
(1 day SOFR + 2.110%)(b)	195	186,909
4.95%, 03/31/30	986	949,893
5.40%, 08/11/33 (Call 08/11/32),
(1 day SOFR + 2.870%)(b)	70	67,026
6.10%, 01/14/42	719	767,525
6.50%, 05/02/36	386	396,390
6.50%, 09/15/37	501	507,846
8.11%, 11/03/33 (Call 11/03/32),
(1 day SOFR + 4.250%)(b)	342	376,484
Huntington Bancshares Inc., 2.49%, 08/15/36
(Call 08/15/31), (5 year CMT + 1.170%)(b)	285	211,040
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 01/04/30)	754	630,955
2.63%, 08/06/24 (Call 07/06/24)	396	380,912
4.00%, 05/15/25 (Call 04/15/25)	463	449,800
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27), (1 day SOFR + 1.650%)(b)	320	309,510
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1 day SOFR + 1.005%)(b)	660	585,948
2.73%, 04/01/32 (Call 04/01/31),
(1 day SOFR + 1.316%)(b)	738	596,946
3.55%, 04/09/24	372	363,898
3.95%, 03/29/27	831	787,289
4.02%, 03/28/28 (Call 03/28/27),
(1 day SOFR + 1.830%)(b)	80	75,162
4.05%, 04/09/29(a)	437	405,864
4.55%, 10/02/28	845	809,865
JPMorgan Chase & Co.
1.95%, 02/04/32 (Call 02/04/31),
(1 day SOFR + 1.065%)(b)	200	155,324
2.01%, 03/13/26 (Call 03/13/25),
(3 mo. SOFR + 1.585%)(b)	349	324,720
2.08%, 04/22/26 (Call 04/22/25),
(1 day SOFR + 1.850%)(b)	438	406,884
2.52%, 04/22/31 (Call 04/22/30),
(1 day SOFR + 2.040%)(b)	206	170,502

80	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.53%, 11/19/41 (Call 11/19/40),
(1 day SOFR + 1.510%)(b)	$245	$163,903
2.55%, 11/08/32 (Call 11/08/31),
(1 day SOFR + 1.180%)(b)	60	47,872
2.58%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.250%)(b)	1,179	954,825
2.74%, 10/15/30 (Call 10/15/29),
(1 day SOFR + 1.510%)(b)	591	497,912
2.95%, 10/01/26 (Call 07/01/26)	274	254,949
2.96%, 05/13/31 (Call 05/13/30),
(1 day SOFR + 2.515%)(b)	15	12,604
2.96%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.260%)(a)(b)	778	640,971
3.11%, 04/22/41 (Call 04/22/40),
(1 day SOFR + 2.460%)(b)	332	245,228
3.11%, 04/22/51 (Call 04/22/50),
(1 day SOFR + 2.440%)(b)	809	552,240
3.16%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 2.460%)(b)	314	231,741
3.20%, 06/15/26 (Call 03/15/26)	125	117,704
3.30%, 04/01/26 (Call 01/01/26)	588	556,377
3.33%, 04/22/52 (Call 04/22/51),
(1 day SOFR + 1.580%)(b)	924	655,643
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	203	185,637
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(b)	37	34,296
3.63%, 12/01/27 (Call 12/01/26)	533	497,683
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	416	375,577
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(b)	258	242,450
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(b)	372	309,865
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(b)	464	368,574
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	200	191,132
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(b)	650	522,197
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	479	445,278
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	425	346,269
4.13%, 12/15/26	152	146,229
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(b)	344	322,287
4.25%, 10/01/27(a)	208	199,971
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	786	664,115
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(b)	462	437,870
4.49%, 03/24/31 (Call 03/24/30),
(3 mo. SOFR + 3.790%)(a)(b)	162	152,811
4.59%, 04/26/33 (Call 04/26/32),
(1 day SOFR + 1.800%)(b)	605	564,175
4.85%, 02/01/44	360	337,223
4.91%, 07/25/33 (Call 07/25/32),
(1 day SOFR + 2.080%)(b)	1,395	1,335,224
4.95%, 06/01/45	179	164,386

Security	Par (000)	Value

Banks (continued)
5.40%, 01/06/42	$426	$423,274
5.50%, 10/15/40	331	334,578
5.60%, 07/15/41	578	588,248
5.72%, 09/14/33 (Call 09/14/32),
(1 day SOFR + 2.580%)(a)(b)	390	386,221
6.40%, 05/15/38	923	1,012,374
7.63%, 10/15/26	214	230,788
7.75%, 07/15/25	53	55,783
8.00%, 04/29/27(a)	521	583,457
8.75%, 09/01/30(a)	14	16,364
KeyBank NA/Cleveland OH
3.30%, 06/01/25	315	301,701
3.40%, 05/20/26	310	289,748
3.90%, 04/13/29 (Call 03/13/29)	182	164,075
KeyCorp
2.25%, 04/06/27	140	124,621
2.55%, 10/01/29(a)	378	319,837
4.10%, 04/30/28	265	251,337
4.15%, 10/29/25(a)	92	89,556
Lloyds Bank PLC, 3.50%, 05/14/25	200	191,578
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1 year CMT + 0.850%)(b)	622	544,965
2.44%, 02/05/26 (Call 02/05/25),
(1 year CMT + 1.000%)(b)	525	492,035
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	360	326,837
3.75%, 01/11/27	300	280,362
3.87%, 07/09/25 (Call 07/09/24),
(1 year CMT + 3.500%)(b)	310	301,915
3.90%, 03/12/24(a)	180	176,922
4.34%, 01/09/48	305	234,859
4.38%, 03/22/28	501	474,036
4.45%, 05/08/25	395	385,413
4.55%, 08/16/28	160	151,499
4.58%, 12/10/25(a)	376	361,712
4.65%, 03/24/26	420	404,813
4.98%, 08/11/33 (Call 08/11/32),
(1 year CMT + 2.300%)(b)	150	139,946
5.30%, 12/01/45(a)	292	262,917
5.87%, 03/06/29 (Call 03/06/28)	300	300,210
7.95%, 11/15/33 (Call 11/15/32),
(1 year CMT + 3.750%)(b)	305	333,493
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	195	182,740
2.31%, 07/20/32 (Call 07/20/31),
(1 year CMT + 0.950%)(b)	324	252,759
2.49%, 10/13/32 (Call 10/13/31),
(1 year CMT + 0.970%)(b)	77	60,658
2.56%, 02/25/30	103	86,113
2.80%, 07/18/24	125	120,430
2.85%, 01/19/33 (Call 01/19/32),
(1 year CMT + 1.100%)(b)	380	306,941
3.20%, 07/18/29	65	57,125
3.29%, 07/25/27(a)	57	52,820
3.68%, 02/22/27(a)	105	100,144
3.74%, 03/07/29	72	65,933
3.75%, 07/18/39	368	309,775
3.78%, 03/02/25	151	146,615
3.85%, 03/01/26	160	152,854

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.96%, 03/02/28	$168	$158,315
4.05%, 09/11/28	10	9,372
4.15%, 03/07/39	183	159,750
4.29%, 07/26/38(a)	153	137,230
5.13%, 07/20/33 (Call 07/20/32),
(1 year CMT + 2.125%)(b)	212	205,589
5.47%, 09/13/33 (Call 09/13/32),
(1 year CMT + 2.125%)(a)(b)	230	228,471
5.72%, 02/20/26 (Call 02/20/25)	200	199,732
Mizuho Financial Group Inc.
2.17%, 05/22/32 (Call 05/22/31),
(1 year CMT + 0.870%)(b)	210	162,532
2.20%, 07/10/31 (Call 07/10/30),
(1 day SOFR + 1.772%)(a)(b)	110	87,266
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(b)	200	184,746
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(b)	10	8,178
2.84%, 07/16/25 (Call 07/16/24),
(1 day SOFR + 1.242%)(b)	25	23,920
2.84%, 09/13/26(a)	280	256,561
2.87%, 09/13/30 (Call 09/13/29),
(1 day SOFR + 1.572%)(b)	352	296,405
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(b)	61	52,498
3.17%, 09/11/27	15	13,809
3.66%, 02/28/27	95	89,067
4.02%, 03/05/28	230	216,632
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(b)	208	194,742
5.67%, 09/13/33 (Call 09/13/32),
(1 year CMT + 2.400%)(b)	300	300,363
5.75%, 05/27/34 (Call 05/27/33)	300	298,800
Morgan Stanley
1.51%, 07/20/27 (Call 07/20/26),
(1 day SOFR + 0.858%)(b)	560	488,790
1.59%, 05/04/27 (Call 04/04/27),
(1 day SOFR + 0.879%)(b)	220	194,286
1.79%, 02/13/32 (Call 02/13/31),
(1 day SOFR + 1.034%)(b)	285	216,748
1.93%, 04/28/32 (Call 04/28/31),
(1 day SOFR + 1.020%)(b)	510	390,114
2.19%, 04/28/26 (Call 04/28/25),
(1 day SOFR + 1.990%)(b)	373	347,382
2.24%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.178%)(b)	825	641,957
2.48%, 09/16/36 (Call 09/16/31),
(1 day SOFR + 1.360%)(b)	1,077	802,968
2.51%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.200%)(b)	375	296,246
2.70%, 01/22/31 (Call 01/22/30),
(1 day SOFR + 1.143%)(b)	252	210,493
2.72%, 07/22/25 (Call 07/22/24),
(1 day SOFR + 1.152%)(b)	196	187,937
2.80%, 01/25/52 (Call 07/25/51),
(1 day SOFR + 1.430%)(a)(b)	420	270,472
3.13%, 07/27/26	445	414,264
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	708	654,843

Security	Par (000)	Value

Banks (continued)
3.62%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.120%)(b)	$422	$373,449
3.63%, 01/20/27	510	482,373
3.70%, 10/23/24	360	350,705
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(b)	796	735,751
3.88%, 01/27/26	563	541,837
3.95%, 04/23/27	430	406,402
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	452	381,578
4.00%, 07/23/25	304	296,190
4.30%, 01/27/45	950	816,971
4.35%, 09/08/26	694	667,503
4.38%, 01/22/47	800	696,328
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(b)	349	328,761
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(b)	351	311,864
5.00%, 11/24/25	1,317	1,303,277
5.30%, 04/20/37 (Call 04/20/32),
(1 day SOFR + 2.620%)(b)	305	283,760
5.60%, 03/24/51 (Call 03/24/50),
(1 day SOFR + 4.480%)(b)	281	290,478
6.25%, 08/09/26	615	632,607
6.34%, 10/18/33 (Call 10/18/32),
(1 day SOFR + 2.560%)(b)	615	648,561
6.38%, 07/24/42	854	940,023
7.25%, 04/01/32	632	715,810
Series F, 3.88%, 04/29/24	50	49,227
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,161	1,065,728
3.38%, 01/14/26	960	913,526
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23),
(1 year CMT + 0.400%)(b)	3,780	3,647,700
3.75%, 06/09/25 (Call 06/09/24),
(1 day SOFR + 1.009%)(b)	7,865	7,683,318
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30),
(5 year CMT + 2.350%)(a)(b)	240	185,251
3.75%, 11/01/29 (Call 11/01/24),
(5 year CMT + 2.100%)(b)	456	428,959
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(a)(b)	635	623,849
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	299	276,348
4.80%, 04/05/26	666	648,691
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(b)	828	792,073
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(b)	830	794,161
5.13%, 05/28/24	400	398,164
6.02%, 03/02/34 (Call 03/02/33)	200	200,118
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	1,147	1,042,451
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(b)	1,398	1,268,559
3.65%, 08/03/28 (Call 05/03/28)(a)	724	684,824
3.95%, 10/30/25	2,966	2,868,270

82	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Bank NA
3.10%, 10/25/27 (Call 09/25/27)	$346	$321,631
3.25%, 06/01/25 (Call 05/02/25)	250	239,788
3.25%, 01/22/28 (Call 12/23/27)(a)	1,726	1,604,593
3.30%, 10/30/24 (Call 09/30/24)	25	24,223
3.88%, 04/10/25 (Call 03/10/25)	2,919	2,828,832
4.05%, 07/26/28	537	506,665
2.50%, 08/27/24 (Call 07/27/24)	2,935	2,820,975
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	71	60,437
2.60%, 07/23/26 (Call 05/24/26)	751	693,826
3.15%, 05/19/27 (Call 04/19/27)	467	436,738
3.45%, 04/23/29 (Call 01/23/29)	633	582,328
5.07%, 01/24/34 (Call 01/24/33),
(1 day SOFR + 1.933%)(b)	210	203,412
6.04%, 10/28/33 (Call 10/28/32),
(1 day SOFR + 2.140%)(a)(b)	585	608,125
Regions Bank/Birmingham AL, 6.45%, 06/26/37	260	269,989
Regions Financial Corp., 7.38%, 12/10/37	493	565,136
Royal Bank of Canada
2.25%, 11/01/24	449	427,345
2.55%, 07/16/24	334	321,842
4.65%, 01/27/26	402	393,072
4.88%, 01/12/26	150	148,733
5.00%, 02/01/33	275	268,304
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1 day SOFR + 1.249%)(a)(b)	745	649,469
3.24%, 10/05/26 (Call 08/05/26)	603	555,646
3.50%, 06/07/24 (Call 05/07/24)(a)	712	693,509
4.40%, 07/13/27 (Call 04/14/27)	1,032	980,049
4.50%, 07/17/25 (Call 04/17/25)	1,516	1,472,445
Santander UK Group Holdings PLC
1.67%, 06/14/27 (Call 06/14/26),
(1 day SOFR + 0.989%)(b)	355	309,951
2.47%, 01/11/28 (Call 01/11/27),
(1 day SOFR + 1.220%)(b)	605	530,543
2.90%, 03/15/32 (Call 03/15/31),
(1 day SOFR + 1.475%)(b)	202	161,598
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(b)	161	146,352
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24),
(1 day SOFR + 0.940%)(b)	1,303	1,239,231
2.65%, 05/19/26	1,918	1,791,719
3.30%, 12/16/24	1,883	1,823,780
3.55%, 08/18/25	2,844	2,743,038
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(b)	693	657,151
4.82%, 01/26/34 (Call 01/26/33)	135	130,289
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	25	24,305
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	160	150,930
2.45%, 09/27/24	53	50,542
2.63%, 07/14/26	311	283,912
2.70%, 07/16/24	100	96,259
2.72%, 09/27/29	55	46,351
2.75%, 01/15/30	905	764,960
3.01%, 10/19/26	93	85,582
3.04%, 07/16/29	402	348,281

Security	Par (000)	Value

Banks (continued)
3.20%, 09/17/29(a)	$349	$298,807
3.35%, 10/18/27	319	293,451
3.36%, 07/12/27	185	171,007
3.45%, 01/11/27	149	138,908
3.54%, 01/17/28	421	388,107
3.78%, 03/09/26	179	170,992
3.94%, 07/19/28	81	75,704
4.31%, 10/16/28(a)	118	111,819
5.77%, 01/13/33	70	70,670
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)(a)	128	107,983
3.50%, 01/29/25	295	284,719
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	510	499,387
Toronto-Dominion Bank (The)
2.00%, 09/10/31	731	574,025
2.45%, 01/12/32	10	8,103
2.65%, 06/12/24	561	542,431
3.25%, 03/11/24	569	556,687
3.63%, 09/15/31 (Call 09/15/26),
(5 year USD Swap + 2.205%)(b)	1,402	1,303,678
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	2	1,857
2.15%, 12/06/24 (Call 11/06/24)	257	243,780
2.25%, 03/11/30 (Call 12/11/29)	5	4,132
2.64%, 09/17/29 (Call 09/17/24),
(5 year CMT + 1.150%)(b)	48	45,227
3.20%, 04/01/24 (Call 03/01/24)	10	9,773
3.30%, 05/15/26 (Call 04/15/26)	65	60,947
3.63%, 09/16/25 (Call 08/16/25)	384	368,582
3.80%, 10/30/26 (Call 09/30/26)	65	61,433
4.05%, 11/03/25 (Call 09/03/25)	48	46,645
Truist Financial Corp.
2.85%, 10/26/24 (Call 09/26/24)(a)	87	84,026
3.70%, 06/05/25 (Call 05/05/25)	59	57,069
3.88%, 03/19/29 (Call 02/19/29)(a)	36	33,428
4.00%, 05/01/25 (Call 03/01/25)	115	112,079
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	112	98,395
3.90%, 04/26/28 (Call 03/26/28)	151	144,219
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	402	369,760
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40),
(1 day SOFR + 2.530%)(b)	230	167,288
3.35%, 03/02/33 (Call 03/02/32),
(1 day SOFR + 1.500%)(b)	575	486,346
3.90%, 05/01/45	797	632,451
4.40%, 06/14/46(a)	100	81,773
4.61%, 04/25/53 (Call 04/25/52),
(1 day SOFR + 2.130%)(b)	724	627,534
4.65%, 11/04/44	142	121,359
4.75%, 12/07/46	292	250,209
4.90%, 07/25/33 (Call 07/25/32),
(1 day SOFR + 2.100%)(b)	1,330	1,269,179
4.90%, 11/17/45	487	430,411
5.01%, 04/04/51 (Call 04/04/50),
(1 day SOFR + 4.502%)(b)	1,975	1,818,876
5.38%, 11/02/43	92	87,038
5.61%, 01/15/44	770	750,172
Westpac Banking Corp.
2.35%, 02/19/25	190	179,845

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.65%, 01/16/30	$181	$158,134
2.67%, 11/15/35 (Call 11/15/30),
(5 year CMT + 1.750%)(b)	356	273,362
2.70%, 08/19/26	581	536,588
2.85%, 05/13/26	1,192	1,110,646
2.89%, 02/04/30 (Call 02/04/25),
(5 year CMT + 1.350%)(b)	596	554,429
3.02%, 11/18/36 (Call 11/18/31),
(5 year CMT + 1.530%)(b)	472	361,746
3.35%, 03/08/27	963	905,499
3.40%, 01/25/28	390	362,345
4.11%, 07/24/34 (Call 07/24/29),
(5 year CMT + 2.000%)(a)(b)	263	232,261
4.32%, 11/23/31 (Call 11/23/26),
(5 year USD ICE Swap + 2.236%)(b)	260	245,055
Wintrust Financial Corp., 4.85%, 06/06/29	99	90,250
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	379	315,343

		257,232,021

Beverages — 4.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	1,322	1,240,406
4.90%, 02/01/46 (Call 08/01/45)	1,743	1,600,144
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	386	344,686
4.70%, 02/01/36 (Call 08/01/35)	465	437,323
4.90%, 02/01/46 (Call 08/01/45)	280	255,830
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	332	302,332
3.65%, 02/01/26 (Call 11/01/25)	506	484,950
4.00%, 04/13/28 (Call 01/13/28)	726	693,308
4.35%, 06/01/40 (Call 12/01/39)	157	137,709
4.38%, 04/15/38 (Call 10/15/37)	296	264,153
4.44%, 10/06/48 (Call 04/06/48)	508	437,063
4.60%, 04/15/48 (Call 10/15/47)	605	533,422
4.60%, 06/01/60 (Call 12/01/59)	15	12,947
4.75%, 01/23/29 (Call 10/23/28)	506	497,783
4.75%, 04/15/58 (Call 10/15/57)	400	357,184
4.90%, 01/23/31 (Call 10/23/30)	484	484,087
4.95%, 01/15/42	614	573,298
5.45%, 01/23/39 (Call 07/23/38)	324	323,346
5.55%, 01/23/49 (Call 07/23/48)	909	916,081
5.80%, 01/23/59 (Call 07/23/58)	529	545,769
5.88%, 06/15/35(a)	65	67,276
8.00%, 11/15/39	109	133,487
8.20%, 01/15/39	249	310,747
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	322	311,651
4.00%, 04/15/38 (Call 10/15/37)	109	95,788
4.50%, 07/15/45 (Call 01/15/45)(a)	119	107,288
Coca-Cola Co. (The)
1.38%, 03/15/31	1,455	1,131,830
1.65%, 06/01/30	588	476,474
1.75%, 09/06/24	563	540,795
2.00%, 03/05/31	380	311,942
2.13%, 09/06/29(a)	565	483,205
2.25%, 01/05/32	1,375	1,135,104
2.50%, 06/01/40(a)	483	350,784
2.50%, 03/15/51	486	318,077
2.60%, 06/01/50	395	264,346

Security	Par (000)	Value

Beverages (continued)
2.75%, 06/01/60	$335	$220,474
2.90%, 05/25/27	165	154,471
3.00%, 03/05/51(a)	523	381,094
3.38%, 03/25/27	485	462,734
3.45%, 03/25/30	311	285,986
4.20%, 03/25/50	202	185,842
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (Call 10/22/29)	123	106,817
5.25%, 11/26/43	200	199,324
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	50	42,455
3.15%, 08/01/29 (Call 05/01/29)	120	105,290
3.50%, 05/09/27 (Call 02/09/27)	63	59,252
3.60%, 02/15/28 (Call 11/15/27)	85	78,741
3.70%, 12/06/26 (Call 09/06/26)	115	108,678
3.75%, 05/01/50 (Call 11/01/49)	142	105,742
4.10%, 02/15/48 (Call 08/15/47)	130	102,067
4.50%, 05/09/47 (Call 11/09/46)	117	98,004
4.65%, 11/15/28 (Call 08/15/28)	70	67,668
5.25%, 11/15/48 (Call 05/15/48)(a)	150	139,698
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,956	1,779,432
2.00%, 04/29/30 (Call 01/29/30)	1,977	1,626,834
2.13%, 10/24/24 (Call 09/24/24)	4,201	3,991,874
2.13%, 04/29/32 (Call 01/29/32)	1,555	1,237,936
2.38%, 10/24/29 (Call 07/24/29)	1,755	1,485,765
3.88%, 05/18/28 (Call 02/18/28)	2,260	2,155,543
5.20%, 10/24/25	1,000	1,008,000
5.88%, 09/30/36	244	256,908
Diageo Investment Corp.
4.25%, 05/11/42	150	135,819
7.45%, 04/15/35	535	636,928
Fomento Economico Mexicano SAB de CV, 3.50%,
01/16/50 (Call 07/16/49)	500	380,160
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)(a)	140	127,921
3.20%, 05/01/30 (Call 02/01/30)	275	239,451
3.35%, 03/15/51 (Call 09/15/50)	145	99,508
3.40%, 11/15/25 (Call 08/15/25)	308	293,336
3.43%, 06/15/27 (Call 03/15/27)	167	156,087
3.80%, 05/01/50 (Call 11/01/49)	129	96,607
4.05%, 04/15/32 (Call 01/15/32)	228	206,158
4.42%, 05/25/25 (Call 03/25/25)	212	207,826
4.42%, 12/15/46 (Call 06/15/46)	223	185,320
4.50%, 11/15/45 (Call 05/15/45)	146	124,442
4.50%, 04/15/52 (Call 10/15/51)	255	213,394
4.60%, 05/25/28 (Call 02/25/28)	10	9,706
5.09%, 05/25/48 (Call 11/25/47)	75	68,795
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,294	1,196,368
4.20%, 07/15/46 (Call 01/15/46)	702	547,841
5.00%, 05/01/42	442	395,471
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	309	250,843
2.25%, 03/19/25 (Call 02/19/25)	656	621,685
2.38%, 10/06/26 (Call 07/06/26)	745	687,106
2.63%, 03/19/27 (Call 01/19/27)	384	355,046
2.63%, 07/29/29 (Call 04/29/29)(a)	893	788,126
2.75%, 04/30/25 (Call 01/30/25)(a)	2,070	1,976,374
2.75%, 03/19/30 (Call 12/19/29)	103	90,805

84	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.75%, 10/21/51 (Call 04/21/51)	$125	$86,734
2.85%, 02/24/26 (Call 11/24/25)(a)	894	845,071
2.88%, 10/15/49 (Call 04/15/49)	224	161,116
3.00%, 10/15/27 (Call 07/15/27)	1,333	1,241,010
3.38%, 07/29/49 (Call 01/29/49)	208	164,877
3.45%, 10/06/46 (Call 04/06/46)	428	345,383
3.50%, 07/17/25 (Call 04/17/25)(a)	986	954,626
3.50%, 03/19/40 (Call 09/19/39)	35	28,961
3.60%, 03/01/24 (Call 12/01/23)(a)	1,005	992,096
3.60%, 08/13/42	150	125,570
3.63%, 03/19/50 (Call 09/19/49)	329	271,149
3.88%, 03/19/60 (Call 09/19/59)	170	143,203
4.00%, 03/05/42	125	110,880
4.00%, 05/02/47 (Call 11/02/46)(a)	15	13,318
4.25%, 10/22/44 (Call 04/22/44)(a)	95	84,658
4.45%, 02/15/33 (Call 11/15/32)(a)	100	98,390
4.45%, 04/14/46 (Call 10/14/45)(a)	697	659,278
4.55%, 02/13/26 (Call 01/13/26)(a)	100	99,351
4.65%, 02/15/53 (Call 08/15/52)	100	97,995
4.88%, 11/01/40	60	60,668
5.50%, 01/15/40	55	58,006
7.00%, 03/01/29(a)	195	219,065

		49,879,772

Biotechnology — 1.9%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	590	551,762
2.20%, 02/21/27 (Call 12/21/26)	1,207	1,081,810
2.30%, 02/25/31 (Call 11/25/30)	99	80,197
2.45%, 02/21/30 (Call 11/21/29)	605	507,946
2.60%, 08/19/26 (Call 05/19/26)(a)	624	572,994
2.77%, 09/01/53 (Call 03/01/53)	85	51,293
3.00%, 01/15/52 (Call 07/15/51)	335	214,383
3.13%, 05/01/25 (Call 02/01/25)	1,212	1,158,175
3.15%, 02/21/40 (Call 08/21/39)	125	91,880
3.20%, 11/02/27 (Call 08/02/27)	618	571,273
3.38%, 02/21/50 (Call 08/21/49)	335	233,565
3.63%, 05/22/24 (Call 02/22/24)	19	18,579
4.20%, 02/22/52 (Call 08/22/51)	125	100,610
4.40%, 05/01/45 (Call 11/01/44)	681	569,554
4.40%, 02/22/62 (Call 08/22/61)	105	84,279
4.56%, 06/15/48 (Call 12/15/47)	332	285,308
4.66%, 06/15/51 (Call 12/15/50)	763	658,812
4.95%, 10/01/41	227	207,181
5.15%, 03/02/28 (Call 02/02/28)	870	866,529
5.15%, 11/15/41 (Call 05/15/41)	350	324,086
5.25%, 03/02/33 (Call 12/02/32)	1,245	1,235,762
5.60%, 03/02/43 (Call 09/02/42)	630	622,377
5.65%, 06/15/42 (Call 12/15/41)(a)	88	87,686
5.65%, 03/02/53 (Call 09/02/52)	1,000	991,770
5.75%, 03/15/40	55	54,338
5.75%, 03/02/63 (Call 09/02/62)	715	705,119
6.38%, 06/01/37	60	64,229
6.40%, 02/01/39	50	53,200
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	609	590,505
5.25%, 06/23/45 (Call 12/23/44)	170	161,441
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	160	129,597
3.15%, 05/01/50 (Call 11/01/49)	578	382,942
3.25%, 02/15/51 (Call 08/15/50)	85	57,228

Security	Par (000)	Value

Biotechnology (continued)
4.05%, 09/15/25 (Call 06/15/25)	$470	$455,021
5.20%, 09/15/45 (Call 03/15/45)	450	440,532
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	50	39,514
2.80%, 10/01/50 (Call 04/01/50)	130	84,448
2.95%, 03/01/27 (Call 12/01/26)	1,152	1,066,890
3.50%, 02/01/25 (Call 11/01/24)	1,083	1,048,896
3.65%, 03/01/26 (Call 12/01/25)	1,014	968,573
3.70%, 04/01/24 (Call 01/01/24)	573	562,887
4.00%, 09/01/36 (Call 03/01/36)	170	149,807
4.15%, 03/01/47 (Call 09/01/46)	495	414,280
4.50%, 02/01/45 (Call 08/01/44)	451	396,424
4.60%, 09/01/35 (Call 03/01/35)	450	427,199
4.75%, 03/01/46 (Call 09/01/45)	779	704,738
4.80%, 04/01/44 (Call 10/01/43)	601	553,275
5.65%, 12/01/41 (Call 06/01/41)	382	391,848
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	145	115,925
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	330	206,811
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	232	144,227
3.55%, 09/02/50 (Call 03/02/50)	149	96,930

		21,634,635

Building Materials — 1.5%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	450	371,700
2.72%, 02/15/30 (Call 11/15/29)	500	421,705
3.38%, 04/05/40 (Call 10/05/39)	318	238,363
3.58%, 04/05/50 (Call 10/05/49)	411	296,286
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	368	313,514
4.00%, 06/15/25 (Call 03/15/25)(a)	1,866	1,799,552
4.00%, 03/25/32 (Call 12/25/31)	165	143,030
4.50%, 03/25/52 (Call 09/25/51)	175	131,329
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	1,318	1,286,052
3.90%, 02/14/26 (Call 11/14/25)	511	492,190
4.50%, 02/15/47 (Call 08/15/46)	158	134,409
4.63%, 07/02/44 (Call 01/02/44)	134	117,645
4.95%, 07/02/64 (Call 01/02/64)(c)	191	166,254
5.13%, 09/14/45 (Call 03/14/45)	118	109,843
6.00%, 01/15/36	325	336,177
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	2,528	2,017,041
2.00%, 09/16/31 (Call 06/16/31)(a)	729	574,999
Lafarge SA, 7.13%, 07/15/36	55	59,139
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	207	140,100
3.45%, 06/01/27 (Call 03/01/27)	426	396,525
3.50%, 12/15/27 (Call 09/15/27)(a)	350	328,122
4.25%, 12/15/47 (Call 06/15/47)	71	58,576
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	121	100,181
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	35	22,365
3.50%, 11/15/27 (Call 08/15/27)(a)	343	318,102
4.50%, 05/15/47 (Call 11/15/46)(a)	85	69,019
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	5	4,364
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	383	358,465

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
3.95%, 08/15/29 (Call 05/15/29)	$329	$302,035
4.20%, 12/01/24 (Call 09/01/24)	625	611,250
4.30%, 07/15/47 (Call 01/15/47)	217	173,159
4.40%, 01/30/48 (Call 07/30/47)	67	54,168
7.00%, 12/01/36	267	291,115
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)(a)	976	918,826
4.30%, 02/21/48 (Call 08/21/47)	111	90,879
5.75%, 06/15/43	161	162,478
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	1,185	1,123,498
3.55%, 11/01/24 (Call 08/01/24)	1,861	1,806,398
3.80%, 03/21/29 (Call 12/21/28)	785	723,134
4.50%, 03/21/49 (Call 09/21/48)	130	109,069
4.65%, 11/01/44 (Call 05/01/44)	149	127,368
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	247	235,571
4.50%, 06/15/47 (Call 12/15/46)	82	70,182
4.70%, 03/01/48 (Call 09/01/47)	9	7,909

		17,612,086

Chemicals — 1.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)(a)	203	187,454
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)(a)	95	85,578
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	480	476,117
6.33%, 07/15/29 (Call 05/15/29)(a)	145	142,764
6.38%, 07/15/32 (Call 04/15/32)(a)	375	364,087
CF Industries Inc.
4.95%, 06/01/43	117	97,941
5.38%, 03/15/44	116	102,377
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	167	120,477
4.25%, 10/01/34 (Call 04/01/34)	171	152,354
4.38%, 11/15/42 (Call 05/15/42)	323	271,995
4.63%, 10/01/44 (Call 04/01/44)	63	54,210
4.80%, 11/30/28 (Call 08/30/28)	32	31,375
4.80%, 05/15/49 (Call 11/15/48)	152	129,752
5.25%, 11/15/41 (Call 05/15/41)	208	195,591
5.55%, 11/30/48 (Call 05/30/48)	248	235,912
6.30%, 03/15/33 (Call 12/15/32)(a)	160	169,307
6.90%, 05/15/53 (Call 11/15/52)	100	111,717
7.38%, 11/01/29	63	69,932
9.40%, 05/15/39	174	230,656
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	268	263,570
4.73%, 11/15/28 (Call 08/15/28)	359	352,908
5.32%, 11/15/38 (Call 05/15/38)	485	471,008
5.42%, 11/15/48 (Call 05/15/48)	559	536,098
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)(a)	87	83,230
4.65%, 10/15/44 (Call 04/15/44)	195	162,451
4.80%, 09/01/42 (Call 03/01/42)(a)	179	155,136
5.75%, 03/08/33 (Call 12/08/32)	50	49,652
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	627	478,840
2.13%, 02/01/32 (Call 11/01/31)	160	127,658
2.13%, 08/15/50 (Call 02/15/50)	125	71,310
2.70%, 11/01/26 (Call 08/01/26)	4,679	4,314,085
2.70%, 12/15/51 (Call 06/15/51)	228	144,766
2.75%, 08/18/55 (Call 02/18/55)	303	186,190

Security	Par (000)	Value

Chemicals (continued)
3.25%, 12/01/27 (Call 09/01/27)(a)	$1,872	$1,743,506
3.95%, 12/01/47 (Call 06/01/47)	100	83,009
4.80%, 03/24/30 (Call 12/24/29)(a)	1,135	1,121,369
5.50%, 12/08/41(a)	130	132,725
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	67	62,534
3.45%, 10/01/29 (Call 07/01/29)	108	95,453
4.50%, 10/01/49 (Call 04/01/49)	71	57,511
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	266	201,476
4.45%, 09/26/28 (Call 06/26/28)	206	191,914
5.00%, 09/26/48 (Call 03/26/48)(a)	43	35,663
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	38	36,263
3.20%, 01/30/26 (Call 10/30/25)(a)	12	11,555
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	275	232,721
5.25%, 07/15/43	176	156,492
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	47	43,930
LYB International Finance III LLC
3.63%, 04/01/51 (Call 04/01/50)	299	204,932
3.80%, 10/01/60 (Call 04/01/60)	171	113,987
4.20%, 10/15/49 (Call 04/15/49)	197	148,477
4.20%, 05/01/50 (Call 11/01/49)	315	237,633
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	196	156,733
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	60	56,815
4.88%, 11/15/41 (Call 05/15/41)	15	13,135
5.45%, 11/15/33 (Call 05/15/33)(a)	472	466,699
5.63%, 11/15/43 (Call 05/15/43)	30	28,458
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	418	397,397
3.95%, 05/13/50 (Call 11/13/49)	45	34,317
4.00%, 12/15/26 (Call 09/15/26)	385	369,920
4.13%, 03/15/35 (Call 09/15/34)	197	170,476
4.20%, 04/01/29 (Call 01/01/29)	71	66,958
4.90%, 06/01/43 (Call 12/01/42)(a)	72	64,330
5.00%, 04/01/49 (Call 10/01/48)	176	158,389
5.25%, 01/15/45 (Call 07/15/44)	202	186,585
5.63%, 12/01/40	87	84,334
5.88%, 12/01/36	68	68,362
6.13%, 01/15/41 (Call 07/15/40)	20	20,426
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	125	119,864
2.80%, 08/15/29 (Call 05/15/29)	92	79,213
3.75%, 03/15/28 (Call 12/15/27)	221	208,231
Rohm & Haas Co., 7.85%, 07/15/29	42	46,584
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	19	14,370
4.55%, 03/01/29 (Call 12/01/28)	56	51,948
5.25%, 06/01/45 (Call 12/01/44)	87	75,978
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)(a)	45	37,021
2.95%, 08/15/29 (Call 05/15/29)(a)	97	84,081
3.30%, 05/15/50 (Call 11/15/49)	91	62,050
3.45%, 08/01/25 (Call 05/01/25)	83	79,506
3.45%, 06/01/27 (Call 03/01/27)	250	234,375
3.80%, 08/15/49 (Call 02/15/49)	96	71,803

86	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.95%, 01/15/26 (Call 10/15/25)	$34	$32,814
4.00%, 12/15/42 (Call 06/15/42)	65	51,657
4.50%, 06/01/47 (Call 12/01/46)	418	350,978
4.55%, 08/01/45 (Call 02/01/45)(a)	142	119,546
Westlake Corp.
3.38%, 08/15/61 (Call 02/15/61)	130	79,134
4.38%, 11/15/47 (Call 05/15/47)	15	11,739
5.00%, 08/15/46 (Call 02/15/46)	85	71,657

		19,763,531

Commercial Services — 1.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	5,196	4,084,160
1.70%, 05/15/28 (Call 03/15/28)	3,418	2,949,153
3.38%, 09/15/25 (Call 06/15/25)	2,446	2,356,696
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	174	152,382
5.25%, 10/01/25 (Call 07/01/25)	80	79,128
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	64	61,099
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	21	15,191
5.40%, 08/15/32 (Call 05/15/32)	130	124,349
5.95%, 08/15/52 (Call 02/15/52)	223	205,784
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	945	810,508
2.65%, 07/15/31 (Call 04/15/31)	435	330,108
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	160	99,522
3.25%, 01/15/28 (Call 10/15/27)	57	52,448
3.25%, 05/20/50 (Call 11/20/49)	89	61,953
4.25%, 02/01/29 (Call 11/01/28)	233	221,597
4.25%, 08/08/32 (Call 05/08/32)	270	249,882
4.88%, 12/17/48 (Call 06/17/48)	208	188,157
5.25%, 07/15/44	155	148,120
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	117	96,401
2.85%, 10/01/29 (Call 07/01/29)(a)	163	141,481
3.25%, 06/01/50 (Call 12/01/49)(a)	300	207,585
5.05%, 06/01/52 (Call 12/01/51)	105	95,807
5.25%, 06/01/62 (Call 12/01/61)(a)	110	100,652
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	530	404,814
2.90%, 10/01/30 (Call 07/01/30)	469	388,346
3.05%, 10/01/41 (Call 04/01/41)	127	84,967
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	2,361	2,033,388
4.00%, 03/18/29 (Call 12/18/28)(a)	2,392	2,214,203
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	255	140,867
2.50%, 12/01/29 (Call 09/01/29)(a)	176	151,249
3.25%, 12/01/49 (Call 06/01/49)	305	223,602
3.70%, 03/01/52	25	19,786
3.90%, 03/01/62	60	47,362
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	20	15,461
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	97	67,363
5.50%, 06/15/45 (Call 12/15/44)	22	20,542

		18,644,113

Security	Par (000)	Value

Computers — 1.8%
Apple Inc.
2.55%, 08/20/60 (Call 02/20/60)	$145	$90,310
2.65%, 05/11/50 (Call 11/11/49)	341	229,162
2.65%, 02/08/51 (Call 08/08/50)	270	179,958
2.70%, 08/05/51 (Call 02/05/51)	312	208,843
2.80%, 02/08/61 (Call 02/08/60)	364	232,217
2.85%, 08/05/61 (Call 02/05/61)	312	202,915
2.95%, 09/11/49 (Call 03/11/49)	176	126,310
3.45%, 02/09/45	288	232,439
3.75%, 09/12/47 (Call 03/12/47)	139	115,740
3.75%, 11/13/47 (Call 05/13/47)	252	210,007
3.85%, 05/04/43	501	430,534
3.85%, 08/04/46 (Call 02/04/46)	578	488,040
3.95%, 08/08/52 (Call 02/08/52)	275	234,267
4.10%, 08/08/62 (Call 02/08/62)	400	338,312
4.25%, 02/09/47 (Call 08/09/46)	387	353,857
4.38%, 05/13/45	498	457,811
4.45%, 05/06/44	303	288,301
4.65%, 02/23/46 (Call 08/23/45)	1,100	1,047,475
Dell Inc., 6.50%, 04/15/38	125	125,608
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(d)	440	268,695
8.10%, 07/15/36 (Call 01/15/36)	147	164,796
8.35%, 07/15/46 (Call 01/15/46)	380	432,991
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	575	516,304
4.90%, 10/15/25 (Call 07/15/25)	2,543	2,521,715
6.20%, 10/15/35 (Call 04/15/35)(a)	461	473,498
6.35%, 10/15/45 (Call 04/15/45)	464	456,381
HP Inc.
4.20%, 04/15/32 (Call 01/15/32)	370	318,211
5.50%, 01/15/33 (Call 10/15/32)	330	311,523
6.00%, 09/15/41(a)	535	522,658
International Business Machines Corp.
2.95%, 05/15/50 (Call 11/15/49)	195	127,083
3.00%, 05/15/24	319	310,141
3.30%, 05/15/26	456	430,902
3.30%, 01/27/27	767	719,308
3.45%, 02/19/26	1,590	1,515,413
3.50%, 05/15/29	1,260	1,149,309
4.00%, 06/20/42	205	167,407
4.15%, 05/15/39	430	364,490
4.25%, 05/15/49(a)	725	598,698
4.70%, 02/19/46	110	95,893
5.60%, 11/30/39(a)	156	156,250
5.88%, 11/29/32	132	138,298
6.22%, 08/01/27	300	314,721
6.50%, 01/15/28(a)	67	71,156
7.00%, 10/30/25	423	442,779
7.13%, 12/01/96(a)	50	63,430
Kyndryl Holdings Inc.
3.15%, 10/15/31 (Call 07/15/31)	35	26,113
4.10%, 10/15/41 (Call 04/15/41)	142	95,249
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	180	140,611
4.38%, 05/15/30 (Call 02/15/30)	816	747,750
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	30	24,413
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	232	182,415
3.10%, 02/01/32 (Call 11/01/31)	457	329,090

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.75%, 02/15/26 (Call 11/15/25)	$272	$256,409

		20,046,206

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.25%, 03/15/24	307	301,081
3.70%, 08/01/47 (Call 02/01/47)(a)	452	397,132
4.00%, 08/15/45	237	216,767
4.60%, 03/01/28 (Call 02/01/28)	64	63,978
4.60%, 03/01/33 (Call 12/01/32)	64	63,943
4.80%, 03/02/26	64	64,008
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	28	23,965
2.60%, 04/15/30 (Call 01/15/30)	51	44,270
3.13%, 12/01/49 (Call 06/01/49)	158	115,179
4.15%, 03/15/47 (Call 09/15/46)	123	107,256
4.38%, 06/15/45 (Call 12/15/44)(a)	114	102,310
6.00%, 05/15/37	74	79,850
Procter & Gamble Co. (The)
2.45%, 11/03/26	236	217,868
2.70%, 02/02/26(a)	51	48,204
2.80%, 03/25/27	439	409,218
2.85%, 08/11/27	661	615,596
3.00%, 03/25/30	426	385,470
3.60%, 03/25/50	320	270,195
5.55%, 03/05/37	665	724,883
5.80%, 08/15/34	35	38,117
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	600	475,020
2.00%, 07/28/26	157	142,608
2.13%, 09/06/29 (Call 06/06/29)	102	85,854
2.60%, 05/05/24 (Call 03/05/24)(a)	166	160,935
2.90%, 05/05/27 (Call 02/05/27)	307	285,667
3.10%, 07/30/25	385	367,706
3.25%, 03/07/24 (Call 02/07/24)	169	165,725
3.38%, 03/22/25 (Call 01/22/25)	410	395,441
3.50%, 03/22/28 (Call 12/22/27)	571	535,866
5.90%, 11/15/32	42	45,511
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	140	93,519

		7,043,142

Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	642	601,759
3.75%, 05/15/46 (Call 11/15/45)	178	141,745
4.20%, 05/15/47 (Call 11/15/46)	83	71,360
4.60%, 06/15/45 (Call 12/15/44)	494	453,774

		1,268,638

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	175	154,334
2.88%, 08/14/24 (Call 07/14/24)(a)	292	277,864
3.00%, 10/29/28 (Call 08/29/28)	145	123,560
3.30%, 01/30/32 (Call 10/30/31)	895	716,358
3.40%, 10/29/33 (Call 07/29/33)	382	297,467
3.50%, 01/15/25 (Call 11/15/24)	311	296,283
3.65%, 07/21/27 (Call 04/21/27)	355	321,357
3.85%, 10/29/41 (Call 04/29/41)(a)	177	128,930
3.88%, 01/23/28 (Call 10/23/27)	207	187,412
4.45%, 10/01/25 (Call 08/01/25)	175	168,000
4.45%, 04/03/26 (Call 02/03/26)	414	394,227

Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 10/15/27 (Call 08/15/27)	$396	$374,070
6.50%, 07/15/25 (Call 06/15/25)	1,814	1,820,639
Affiliated Managers Group Inc., 3.50%, 08/01/25	116	111,447
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)	100	78,595
3.00%, 02/01/30 (Call 11/01/29)	254	211,331
3.25%, 03/01/25 (Call 01/01/25)	164	155,715
3.25%, 10/01/29 (Call 07/01/29)	182	155,104
3.63%, 04/01/27 (Call 01/01/27)(a)	321	294,973
3.63%, 12/01/27 (Call 09/01/27)(a)	128	116,399
3.75%, 06/01/26 (Call 04/01/26)	509	478,190
4.63%, 10/01/28 (Call 07/01/28)	288	268,848
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	599	567,612
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	20	19,588
4.63%, 03/30/25	779	762,649
5.13%, 09/30/24	161	159,648
5.80%, 05/01/25 (Call 04/01/25)(a)	496	496,942
8.00%, 11/01/31	474	512,456
8.00%, 11/01/31(a)	328	355,450
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	840	808,576
3.00%, 10/30/24 (Call 09/29/24)	1,496	1,442,309
3.13%, 05/20/26 (Call 04/20/26)	1,167	1,096,116
3.63%, 12/05/24 (Call 11/04/24)	316	306,902
4.05%, 12/03/42	660	582,905
4.20%, 11/06/25 (Call 10/06/25)(a)	1,532	1,498,587
4.42%, 08/03/33 (Call 08/03/32), (1 day SOFR + 1.760%)(b)	467	436,860
4.90%, 02/13/26 (Call 01/13/26)	200	198,448
4.99%, 05/26/33 (Call 05/26/32), (1 day SOFR + 2.255%)(b)	100	95,737
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	380	358,393
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	23	21,293
3.00%, 04/02/25 (Call 03/02/25)	15	14,349
3.70%, 10/15/24	35	34,175
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	125	97,405
3.50%, 03/30/51 (Call 09/30/50)	98	66,097
3.63%, 02/15/52 (Call 08/15/51)	170	115,882
3.90%, 01/25/28 (Call 10/25/27)	311	289,634
4.00%, 04/01/24 (Call 02/01/24)(a)	454	446,731
4.25%, 06/02/26 (Call 03/02/26)	297	285,978
4.35%, 04/15/30 (Call 01/15/30)	149	137,268
4.70%, 09/20/47 (Call 03/20/47)	278	236,408
4.85%, 03/29/29 (Call 12/29/28)	377	362,746
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	176	118,406
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (1 day SOFR + 1.337%)(b)	235	172,337
3.27%, 03/01/30 (Call 03/01/29), (1 day SOFR + 1.790%)(b)	207	178,933
5.25%, 07/26/30 (Call 07/26/29), (1 day SOFR + 2.600%)(b)	130	124,667
5.27%, 05/10/33 (Call 05/10/32), (1 day SOFR + 2.370%)(a)(b)	525	497,831
5.82%, 02/01/34 (Call 02/01/33), (1 day SOFR + 2.600%)(b)	70	67,974

88	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	$232	$221,741
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)(a)	214	198,168
3.25%, 05/22/29 (Call 02/22/29)(a)	17	15,416
4.00%, 02/01/29 (Call 11/01/28)	105	99,234
4.63%, 03/22/30 (Call 12/22/29)(a)	175	172,312
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	290	219,478
4.10%, 06/15/51 (Call 12/15/50)	194	116,456
CME Group Inc.
3.75%, 06/15/28 (Call 03/15/28)	109	104,029
4.15%, 06/15/48 (Call 12/15/47)	98	87,241
5.30%, 09/15/43 (Call 03/15/43)	300	306,201
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	305	312,500
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	854	809,242
4.50%, 01/30/26 (Call 11/30/25)(a)	155	150,049
6.70%, 11/29/32 (Call 08/29/32)	165	170,491
Franklin Resources Inc.
2.85%, 03/30/25	51	48,438
2.95%, 08/12/51 (Call 02/12/51)	10	6,366
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(a)	295	221,303
2.65%, 09/15/40 (Call 03/15/40)	172	120,926
3.00%, 06/15/50 (Call 12/15/49)	317	215,554
3.00%, 09/15/60 (Call 03/15/60)	340	215,091
3.10%, 09/15/27 (Call 06/15/27)(a)	197	182,737
3.75%, 12/01/25 (Call 09/01/25)	257	247,607
3.75%, 09/21/28 (Call 06/21/28)(a)	245	229,832
4.25%, 09/21/48 (Call 03/21/48)	350	301,662
4.95%, 06/15/52 (Call 12/15/51)	270	255,280
5.20%, 06/15/62 (Call 01/15/62)	325	319,787
Invesco Finance PLC
3.75%, 01/15/26	150	144,776
5.38%, 11/30/43	161	153,003
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,502	1,480,296
Jefferies Financial Group Inc.
4.15%, 01/23/30	52	47,077
6.25%, 01/15/36	53	54,906
6.50%, 01/20/43	65	66,688
Legg Mason Inc.
4.75%, 03/15/26	495	488,877
5.63%, 01/15/44	256	253,606
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	169	152,046
2.95%, 03/15/51 (Call 09/15/50)	50	35,793
3.35%, 03/26/30 (Call 12/26/29)	425	389,870
3.65%, 06/01/49 (Call 12/01/48)	275	225,074
3.80%, 11/21/46 (Call 05/21/46)(a)	131	108,979
3.85%, 03/26/50 (Call 09/26/49)	211	177,010
3.95%, 02/26/48 (Call 08/26/47)(a)	198	170,547
Morgan Stanley
5.05%, 01/28/27 (Call 01/28/26)	480	474,898
5.95%, 01/19/38 (Call 01/19/33)	320	311,901
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	241	226,656
4.50%, 06/20/28 (Call 03/20/28)(a)	351	340,761
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	415	317,442

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 04/28/50 (Call 10/28/49)	$208	$141,022
3.85%, 06/30/26 (Call 03/30/26)	430	411,712
3.95%, 03/07/52 (Call 09/07/51)	264	200,014
Nomura Holdings Inc.
2.17%, 07/14/28	195	162,484
2.33%, 01/22/27	40	35,400
2.61%, 07/14/31	422	331,236
2.65%, 01/16/25	262	247,656
2.68%, 07/16/30	278	225,683
2.71%, 01/22/29	206	174,035
3.00%, 01/22/32	301	241,248
3.10%, 01/16/30	436	369,253
5.39%, 07/06/27	200	198,258
5.71%, 01/09/26	250	249,455
ORIX Corp.
3.25%, 12/04/24	7	6,737
3.70%, 07/18/27	106	100,210
4.00%, 04/13/32	125	113,508
5.20%, 09/13/32	100	99,292
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	35	32,755
6.63%, 03/15/25 (Call 09/15/24)	500	499,510
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	177	132,539
4.65%, 04/01/30 (Call 01/01/30)	24	23,050
4.95%, 07/15/46	175	159,663
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	589	443,305
3.70%, 08/04/26 (Call 05/04/26)(a)	215	199,526
3.95%, 12/01/27 (Call 09/01/27)	677	617,140
4.50%, 07/23/25 (Call 04/24/25)	485	467,079
5.15%, 03/19/29 (Call 12/19/28)	531	498,928
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	331	195,164
2.05%, 04/15/30 (Call 01/15/30)	316	267,361
3.65%, 09/15/47 (Call 03/15/47)	273	225,823
4.15%, 12/14/35 (Call 06/14/35)	593	557,580
4.30%, 12/14/45 (Call 06/14/45)	753	680,208
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	476	452,067
6.20%, 11/17/36	428	422,149

		40,246,792

Electric — 7.7%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	495	352,514
4.70%, 05/15/32 (Call 02/15/32)(a)	265	251,546
5.25%, 05/15/52 (Call 11/15/51)	355	337,055
Series G, 4.15%, 05/01/49 (Call 11/01/48)	45	36,078
Series H, 3.45%, 01/15/50 (Call 07/15/49)	100	71,610
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,941	2,824,272
3.20%, 04/15/25 (Call 03/15/25)	2,111	2,004,247
3.80%, 06/01/29 (Call 03/01/29)	4,857	4,392,622
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	223	178,946
4.35%, 06/01/48 (Call 12/01/47)	597	510,363
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	514	469,482
3.20%, 09/15/49 (Call 03/15/49)	659	468,101
3.50%, 08/15/46 (Call 02/15/46)	234	176,144

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 08/15/47 (Call 02/15/47)	$214	$167,412
4.25%, 09/15/48 (Call 03/15/48)	235	197,879
6.35%, 10/01/36	170	183,092
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	267	212,593
3.95%, 03/01/48 (Call 09/01/47)	184	151,769
4.50%, 04/01/44 (Call 10/01/43)	407	363,109
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	249	233,891
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	177	154,073
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	98	66,308
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	222	163,694
Series K2, 6.95%, 03/15/33	35	39,802
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	52	47,423
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	90	90,241
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	912	760,325
2.55%, 06/15/26 (Call 03/15/26)	599	553,506
3.00%, 03/01/50 (Call 09/01/49)	260	177,913
3.65%, 06/15/46 (Call 12/15/45)	279	213,251
3.70%, 08/15/28 (Call 05/15/28)	728	684,189
3.70%, 03/01/45 (Call 09/01/44)	194	150,889
3.80%, 10/01/42 (Call 04/01/42)(a)	90	73,219
4.00%, 03/01/48 (Call 09/01/47)	107	87,758
4.00%, 03/01/49 (Call 09/01/48)	245	198,406
4.35%, 11/15/45 (Call 05/15/45)	84	71,837
4.60%, 08/15/43 (Call 02/15/43)	15	13,568
4.70%, 01/15/44 (Call 07/15/43)	108	98,505
5.90%, 03/15/36	373	386,588
6.45%, 01/15/38	199	222,046
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(a)	31	28,543
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	429	334,148
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	357	251,192
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	478	399,790
4.30%, 04/15/44 (Call 10/15/43)	350	301,956
Series A, 2.05%, 07/01/31 (Call 04/01/31)	290	234,143
Series A, 3.20%, 03/15/27 (Call 12/15/26)	208	195,464
Series A, 4.15%, 06/01/45 (Call 12/01/44)	379	318,697
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	139	100,123
3.80%, 05/15/28 (Call 02/15/28)(a)	89	84,421
3.85%, 06/15/46 (Call 12/15/45)	370	287,853
3.95%, 03/01/43 (Call 09/01/42)	205	165,892
4.45%, 03/15/44 (Call 09/15/43)	296	252,387
4.50%, 12/01/45 (Call 06/01/45)	183	156,575
4.50%, 05/15/58 (Call 11/15/57)	84	69,786
4.63%, 12/01/54 (Call 06/01/54)	131	111,688
5.20%, 03/01/33 (Call 12/01/32)	160	160,275
5.70%, 06/15/40	100	98,805
Series 05-A, 5.30%, 03/01/35	180	177,439
Series 06-A, 5.85%, 03/15/36	119	121,741
Series 06-B, 6.20%, 06/15/36	35	37,561
Series 07-A, 6.30%, 08/15/37	93	100,599
Series 08-B, 6.75%, 04/01/38	148	164,172
Series 09-C, 5.50%, 12/01/39	187	181,803
Series 12-A, 4.20%, 03/15/42(a)	234	196,462
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	328	254,485
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	643	574,566
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	381	302,217
Series A, 4.13%, 05/15/49 (Call 11/15/48)	273	222,746

Security	Par (000)	Value

Electric (continued)
Series B, 3.13%, 11/15/27 (Call 08/15/27)	$396	$363,389
Series C, 4.00%, 11/15/57 (Call 05/15/57)	105	80,703
Series C, 4.30%, 12/01/56 (Call 06/01/56)	115	93,094
Series D, 4.00%, 12/01/28 (Call 09/01/28)	159	151,101
Series E, 4.65%, 12/01/48 (Call 06/01/48)	113	99,056
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	77	73,958
6.25%, 10/01/39	215	221,325
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	134	111,185
Edison International
3.55%, 11/15/24 (Call 10/15/24)	111	107,285
4.13%, 03/15/28 (Call 12/15/27)	373	347,584
4.95%, 04/15/25 (Call 03/15/25)(a)	152	149,761
5.75%, 06/15/27 (Call 04/15/27)(a)	247	248,166
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	50	45,347
6.00%, 05/15/35(a)	185	184,676
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	945	916,470
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	780	508,490
4.20%, 09/01/48 (Call 03/01/48)	185	155,572
4.20%, 04/01/50 (Call 10/01/49)	398	328,629
4.95%, 01/15/45 (Call 01/15/25)	450	419,450
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	620	506,404
3.45%, 01/15/50 (Call 07/15/49)	531	382,097
Series H, 3.15%, 01/15/25 (Call 10/15/24)	987	947,688
Series L, 2.90%, 10/01/24 (Call 08/01/24)	919	883,435
Series M, 3.30%, 01/15/28 (Call 10/15/27)(a)	348	320,355
Series O, 4.25%, 04/01/29 (Call 01/01/29)	472	443,628
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,327	1,796,421
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	856	807,259
3.95%, 06/15/25 (Call 03/15/25)	850	822,647
4.05%, 04/15/30 (Call 01/15/30)	1,093	1,002,620
4.45%, 04/15/46 (Call 10/15/45)	351	291,983
4.70%, 04/15/50 (Call 10/15/49)	514	446,466
4.95%, 06/15/35 (Call 12/15/34)(a)	168	159,099
5.10%, 06/15/45 (Call 12/15/44)	140	128,759
5.30%, 03/15/33 (Call 12/15/32)	140	138,302
5.60%, 03/15/53 (Call 09/15/52)	140	136,821
5.63%, 06/15/35	315	316,871
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	17	16,471
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	577	551,572
3.15%, 10/01/49 (Call 04/01/49)	314	222,566
3.70%, 12/01/47 (Call 06/01/47)	269	212,077
3.95%, 03/01/48 (Call 09/01/47)	336	275,036
3.99%, 03/01/49 (Call 09/01/48)	238	196,702
4.05%, 06/01/42 (Call 12/01/41)	211	179,236
4.05%, 10/01/44 (Call 04/01/44)	65	54,584
4.13%, 02/01/42 (Call 08/01/41)	219	185,878
4.13%, 06/01/48 (Call 12/01/47)	249	209,922
4.95%, 06/01/35	371	362,586
5.05%, 04/01/28 (Call 03/01/28)	135	134,825
5.10%, 04/01/33 (Call 01/03/33)	250	249,595
5.25%, 02/01/41 (Call 08/01/40)	45	44,546
5.30%, 04/01/53 (Call 10/01/52)	170	169,153

90	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.63%, 04/01/34	$266	$278,406
5.65%, 02/01/37	137	140,362
5.69%, 03/01/40	155	161,572
5.95%, 02/01/38	211	222,329
5.96%, 04/01/39	174	185,439
Iberdrola International BV
5.81%, 03/15/25	1,271	1,279,274
6.75%, 07/15/36(a)	1,021	1,112,288
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	512	478,259
3.35%, 11/15/27 (Call 08/15/27)(a)	634	584,808
3.65%, 06/15/24 (Call 03/15/24)	369	359,572
5.30%, 07/01/43 (Call 01/01/43)	418	392,243
National Grid USA, 5.80%, 04/01/35	1,345	1,304,986
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	166	139,470
3.70%, 03/15/29 (Call 12/15/28)	165	151,252
3.90%, 11/01/28 (Call 08/01/28)	322	303,105
4.02%, 11/01/32 (Call 05/01/32)	121	110,388
4.30%, 03/15/49 (Call 09/15/48)	234	198,769
4.40%, 11/01/48 (Call 05/01/48)	190	161,850
4.45%, 03/13/26 (Call 02/13/26)	50	48,963
Series C, 8.00%, 03/01/32	223	263,889
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	3,153	2,553,772
2.75%, 11/01/29 (Call 08/01/29)	3,131	2,664,794
3.50%, 04/01/29 (Call 01/01/29)	800	723,816
3.55%, 05/01/27 (Call 02/01/27)	2,913	2,723,451
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(b)	96	85,249
5.05%, 02/28/33 (Call 11/28/32)	200	193,516
5.25%, 02/28/53 (Call 08/28/52)	200	189,472
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	277	219,121
3.10%, 06/01/51 (Call 12/01/50)	328	227,520
3.20%, 05/15/27 (Call 02/15/27)	1,425	1,327,316
3.25%, 05/15/29 (Call 02/15/29)	735	664,580
3.95%, 04/01/30 (Call 01/01/30)	1,118	1,047,454
4.40%, 03/01/44 (Call 09/01/43)	636	555,953
4.55%, 06/01/52 (Call 12/01/51)	255	230,252
5.50%, 03/15/40	240	243,144
Ohio Edison Co., 6.88%, 07/15/36	40	43,780
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	263	210,781
4.15%, 04/01/48 (Call 10/01/47)	275	227,994
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	1,105	852,132
Series R, 2.90%, 10/01/51 (Call 04/01/51)	330	217,671
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	125	81,081
3.10%, 09/15/49 (Call 03/15/49)	443	311,075
3.75%, 04/01/45 (Call 10/01/44)	303	244,630
3.80%, 09/30/47 (Call 03/30/47)	132	107,078
3.80%, 06/01/49 (Call 12/01/48)	286	230,576
4.10%, 11/15/48 (Call 05/15/48)	250	212,020
4.55%, 12/01/41 (Call 06/01/41)	270	247,655
5.25%, 09/30/40	80	79,359
5.30%, 06/01/42 (Call 12/01/41)(a)	80	80,260
5.75%, 03/15/29 (Call 12/15/28)	127	131,393
7.00%, 05/01/32	25	28,536
7.25%, 01/15/33	202	235,201

Security	Par (000)	Value

Electric (continued)
7.50%, 09/01/38	$60	$72,754
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	547	344,369
3.95%, 12/01/47 (Call 06/01/47)	300	205,443
4.25%, 03/15/46 (Call 09/15/45)	17	12,052
4.30%, 03/15/45 (Call 09/15/44)	45	32,580
4.45%, 04/15/42 (Call 10/15/41)	25	18,762
4.50%, 07/01/40 (Call 01/01/40)	345	270,135
4.55%, 07/01/30 (Call 01/01/30)	127	114,675
4.60%, 06/15/43 (Call 12/15/42)	92	69,651
4.75%, 02/15/44 (Call 08/15/43)	130	101,799
4.95%, 07/01/50 (Call 01/01/50)	1,105	872,972
5.25%, 03/01/52 (Call 09/01/51)	215	177,040
5.90%, 06/15/32 (Call 03/15/32)	864	834,598
6.75%, 01/15/53 (Call 07/15/52)	105	104,409
PECO Energy Co.
2.85%, 09/15/51 (Call 03/15/51)	40	26,323
3.00%, 09/15/49 (Call 03/15/49)	506	347,151
3.05%, 03/15/51 (Call 09/15/50)	175	119,961
3.15%, 10/15/25 (Call 07/15/25)	448	426,890
3.70%, 09/15/47 (Call 03/15/47)	350	274,992
3.90%, 03/01/48 (Call 09/01/47)	329	268,378
4.15%, 10/01/44 (Call 04/01/44)	263	221,183
5.95%, 10/01/36	51	53,230
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	154	151,034
4.15%, 03/15/43 (Call 09/15/42)(a)	675	578,792
6.50%, 11/15/37(a)	97	106,916
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	175	121,629
3.95%, 06/01/47 (Call 12/01/46)	175	145,656
4.15%, 06/15/48 (Call 12/15/47)	159	136,109
5.00%, 05/15/33 (Call 02/15/33)	100	99,198
5.25%, 05/15/53 (Call 11/15/52)	100	98,637
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	810	627,556
Series V, 2.20%, 06/15/31 (Call 03/15/31)	427	349,376
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	337	306,127
2.45%, 01/15/30 (Call 10/15/29)	247	212,059
3.00%, 05/15/25 (Call 02/15/25)(a)	41	39,058
3.00%, 05/15/27 (Call 02/15/27)	100	92,789
3.15%, 01/01/50 (Call 07/01/49)	435	313,143
3.20%, 05/15/29 (Call 02/15/29)	120	108,059
3.20%, 08/01/49 (Call 02/01/49)	262	191,126
3.60%, 12/01/47 (Call 06/01/47)	296	229,403
3.65%, 09/01/28 (Call 06/01/28)	340	317,971
3.65%, 09/01/42 (Call 03/01/42)(a)	250	200,013
3.70%, 05/01/28 (Call 02/01/28)(a)	78	73,587
3.80%, 01/01/43 (Call 07/01/42)	75	62,533
3.80%, 03/01/46 (Call 09/01/45)	312	248,811
3.85%, 05/01/49 (Call 11/01/48)	378	307,484
3.95%, 05/01/42 (Call 11/01/41)	71	59,470
4.05%, 05/01/48 (Call 11/01/47)	86	72,864
5.50%, 03/01/40	35	35,832
5.80%, 05/01/37	188	195,567
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	2,137	1,652,478
2.45%, 11/15/31 (Call 08/15/31)	1,130	903,898
2.88%, 06/15/24 (Call 05/15/24)	523	504,904

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	$561	$515,189
4.15%, 05/15/48 (Call 11/15/47)	174	145,812
4.50%, 08/15/40	197	177,428
6.00%, 06/01/39	107	111,462
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	183	142,006
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	262	212,844
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	524	373,942
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	90	59,686
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	630	579,405
3.40%, 02/01/28 (Call 10/01/27)	627	574,037
3.80%, 02/01/38 (Call 08/01/37)	391	321,210
4.00%, 02/01/48 (Call 08/01/47)	557	431,775
4.13%, 04/01/52 (Call 01/01/27),
(5 year CMT + 2.868%)(b)	522	442,259
6.00%, 10/15/39(a)	250	254,370
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	327	269,029
2.85%, 08/01/29 (Call 05/01/29)	40	34,519
3.45%, 02/01/52 (Call 08/01/51)	75	53,190
3.65%, 02/01/50 (Call 08/01/49)	413	303,927
4.00%, 04/01/47 (Call 10/01/46)(a)	457	357,762
4.05%, 03/15/42 (Call 09/15/41)	366	294,934
4.50%, 09/01/40 (Call 03/01/40)	273	234,332
4.65%, 10/01/43 (Call 04/01/43)	207	179,709
5.30%, 03/01/28 (Call 02/01/28)	35	34,958
5.50%, 03/15/40	106	103,209
5.63%, 02/01/36	147	145,382
5.70%, 03/01/53 (Call 09/01/52)	40	39,985
6.00%, 01/15/34(a)	210	219,425
6.05%, 03/15/39	44	45,207
6.65%, 04/01/29(a)	186	194,969
Series 04-G, 5.75%, 04/01/35(a)	107	108,573
Series 05-E, 5.35%, 07/15/35	96	94,188
Series 06-E, 5.55%, 01/15/37	5	4,918
Series 08-A, 5.95%, 02/01/38	60	61,538
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	148	115,888
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	15	9,636
Series A, 4.20%, 03/01/29 (Call 12/01/28)	34	32,073
Series B, 3.65%, 03/01/28 (Call 12/01/27)	72	67,298
Series B, 4.88%, 03/01/49 (Call 09/01/48)	96	85,508
Series C, 3.60%, 02/01/45 (Call 08/01/44)	158	114,553
Series C, 4.13%, 03/01/48 (Call 09/01/47)	314	249,765
Series E, 3.70%, 08/01/25 (Call 06/01/25)	168	161,409
Toledo Edison Co. (The), 6.15%, 05/15/37	190	198,370

		87,657,601

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	469	366,988
Emerson Electric Co.
2.80%, 12/21/51 (Call 06/21/51)	95	60,937
5.25%, 11/15/39(a)	15	15,015

		442,940

Electronics — 0.9%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	633	546,684
3.05%, 09/22/26 (Call 06/22/26)	481	446,695
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	420	366,366

Security	Par (000)	Value

Electronics (continued)
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)(a)	$191	$183,692
3.55%, 10/01/27 (Call 07/01/27)	467	428,804
5.41%, 07/01/32 (Call 04/01/32)	468	456,890
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	101	87,101
4.35%, 06/01/29 (Call 03/01/29)(a)	74	71,829
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	335	264,687
5.50%, 06/01/32 (Call 03/01/32)	70	66,562
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	201	196,325
4.88%, 06/15/29 (Call 03/15/29)	288	271,405
4.88%, 05/12/30 (Call 02/12/30)	609	576,711
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	490	457,440
4.30%, 06/15/46 (Call 12/15/45)	67	52,555
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)	460	441,609
2.50%, 11/01/26 (Call 08/01/26)	1,563	1,443,821
2.70%, 08/15/29 (Call 05/15/29)	248	218,245
3.81%, 11/21/47 (Call 05/21/47)(a)	92	76,788
5.38%, 03/01/41	115	118,663
5.70%, 03/15/36	38	40,171
5.70%, 03/15/37	223	234,806
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	28	25,810
3.35%, 03/01/26 (Call 12/01/25)	140	132,601
3.50%, 02/15/28 (Call 11/15/27)(a)	102	94,453
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	352	303,811
4.55%, 10/30/24 (Call 07/30/24)	379	373,004
4.60%, 04/06/27 (Call 01/06/27)	637	624,088
Legrand France SA, 8.50%, 02/15/25	405	431,110
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	861	846,191
4.90%, 06/15/28 (Call 03/15/28)	525	503,528
Tyco Electronics Group SA
4.50%, 02/13/26	50	49,356
7.13%, 10/01/37	109	124,894
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	87	71,325
2.95%, 04/01/31 (Call 01/01/31)	244	186,309

		10,814,329

Entertainment — 0.3%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(a)(d)	1,110	958,540
5.05%, 03/15/42 (Call 09/15/41)(d)	820	663,774
5.14%, 03/15/52 (Call 09/15/51)(d)	1,180	927,279
5.39%, 03/15/62 (Call 09/15/61)(d)	600	466,668

		3,016,261

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	10	6,995
5.70%, 05/15/41 (Call 11/15/40)	20	20,714
6.20%, 03/01/40	85	90,989
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	152	129,350
2.95%, 01/15/52 (Call 07/15/51)	120	78,845

92	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
3.05%, 04/01/50 (Call 10/01/49)	$72	$48,558
3.50%, 05/01/29 (Call 02/01/29)	51	46,100
4.25%, 12/01/28 (Call 09/01/28)	5	4,780
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)(a)	193	178,515
4.10%, 03/01/45 (Call 09/01/44)	22	18,801
4.15%, 07/15/49 (Call 01/15/49)	161	140,519
4.63%, 02/15/33 (Call 11/15/32)	150	144,188

		908,354

Food — 2.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	141	148,037
Bestfoods, Series E, 7.25%, 12/15/26(a)	10	10,783
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	165	137,141
3.13%, 04/24/50 (Call 10/24/49)	134	90,463
3.30%, 03/19/25 (Call 12/19/24)	895	858,752
3.95%, 03/15/25 (Call 01/15/25)	473	460,886
4.15%, 03/15/28 (Call 12/15/27)	559	533,364
4.80%, 03/15/48 (Call 09/15/47)(a)	249	221,695
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	129	127,177
4.60%, 11/01/25 (Call 09/01/25)	583	571,579
4.85%, 11/01/28 (Call 08/01/28)	70	67,848
5.30%, 11/01/38 (Call 05/01/38)	281	261,572
5.40%, 11/01/48 (Call 05/01/48)	323	294,305
7.00%, 10/01/28	83	88,531
8.25%, 09/15/30	194	221,841
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	780	624,523
2.88%, 04/15/30 (Call 01/15/30)	915	792,198
3.00%, 02/01/51 (Call 08/01/50)	413	290,273
3.20%, 02/10/27 (Call 11/10/26)(a)	602	568,336
4.00%, 04/17/25 (Call 02/17/25)	626	609,549
4.20%, 04/17/28 (Call 01/17/28)	1,042	999,841
4.70%, 04/17/48 (Call 10/17/47)	125	115,098
5.24%, 11/18/25 (Call 11/18/23)	800	795,136
5.40%, 06/15/40	322	319,337
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	48	41,645
3.13%, 11/15/49 (Call 05/15/49)	157	116,569
3.38%, 08/15/46 (Call 02/15/46)	35	26,322
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	375	261,056
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	934	795,563
3.20%, 10/01/26 (Call 07/01/26)(a)	130	121,610
3.90%, 06/01/50 (Call 12/01/49)	253	187,488
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)(d)	350	250,323
5.75%, 04/01/33 (Call 01/01/33)(d)	50	46,750
6.50%, 12/01/52 (Call 06/01/52)(a)(d)	160	151,771
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	106	88,680
3.38%, 12/15/27 (Call 09/15/27)	154	142,570
3.50%, 03/15/25	625	602,162
3.55%, 03/15/50 (Call 09/15/49)	141	101,514
4.25%, 03/15/35	111	100,081
4.38%, 03/15/45	87	73,866
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)(a)	1,872	1,523,640

Security	Par (000)	Value

Food (continued)
3.25%, 04/01/26	$1,836	$1,732,541
3.40%, 11/15/27 (Call 08/15/27)(a)	1,339	1,249,582
4.30%, 05/15/28 (Call 02/15/28)(a)	949	921,916
5.25%, 03/01/33 (Call 12/01/32)	500	498,020
Series B, 7.45%, 04/01/31(a)	1,711	1,937,109
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	328	328,751
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	310	253,564
4.88%, 10/01/49 (Call 04/01/49)	687	602,671
5.00%, 06/04/42	136	123,606
5.20%, 07/15/45 (Call 01/15/45)	445	411,087
5.50%, 06/01/50 (Call 12/01/49)	400	382,512
6.50%, 02/09/40	164	172,897
6.88%, 01/26/39	155	168,956
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	232	187,799
2.65%, 10/15/26 (Call 07/15/26)	173	159,451
3.50%, 02/01/26 (Call 11/01/25)	394	374,792
3.70%, 08/01/27 (Call 05/01/27)	229	216,130
3.88%, 10/15/46 (Call 04/15/46)	267	203,112
3.95%, 01/15/50 (Call 07/15/49)	318	246,043
4.45%, 02/01/47 (Call 08/01/46)	218	182,211
4.50%, 01/15/29 (Call 10/15/28)(a)	35	33,707
4.65%, 01/15/48 (Call 07/15/47)	118	101,297
5.00%, 04/15/42 (Call 10/15/41)	69	62,402
5.15%, 08/01/43 (Call 02/01/43)	111	101,942
5.40%, 07/15/40 (Call 01/15/40)	110	104,855
5.40%, 01/15/49 (Call 07/15/48)	80	76,064
6.90%, 04/15/38	111	120,340
7.50%, 04/01/31(a)	121	136,553
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	305	236,046
2.50%, 04/15/30 (Call 01/15/30)(a)	381	316,695
3.15%, 08/15/24 (Call 06/15/24)	259	250,329
3.40%, 08/15/27 (Call 05/15/27)	797	739,783
4.20%, 08/15/47 (Call 02/15/47)	208	171,055
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	143	90,299
2.75%, 04/13/30 (Call 01/13/30)	193	165,708
4.13%, 05/07/28 (Call 02/07/28)(a)	25	24,228
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	109	90,725
3.25%, 07/15/27 (Call 04/15/27)(a)	45	41,631
3.30%, 07/15/26 (Call 04/15/26)	85	79,858
3.30%, 02/15/50 (Call 08/15/49)	300	205,416
4.45%, 03/15/48 (Call 09/15/47)	104	85,953
4.50%, 04/01/46 (Call 10/01/45)	102	85,086
4.85%, 10/01/45 (Call 04/01/45)	123	107,365
5.38%, 09/21/35	40	39,443
5.95%, 04/01/30 (Call 01/01/30)(a)	187	193,732
6.60%, 04/01/40 (Call 10/01/39)	37	39,516
6.60%, 04/01/50 (Call 10/01/49)	340	373,058
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	63	58,932
4.35%, 03/01/29 (Call 12/01/28)	69	65,475
4.55%, 06/02/47 (Call 12/02/46)	148	123,623
4.88%, 08/15/34 (Call 02/15/34)(a)	92	87,531
5.10%, 09/28/48 (Call 03/28/48)	312	281,536
5.15%, 08/15/44 (Call 02/15/44)	60	54,575

		28,937,383

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	$33	$30,344
5.50%, 11/02/47 (Call 05/02/47)(a)	127	109,111
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	283	237,513
4.40%, 08/15/47 (Call 02/15/47)(a)	239	203,119
4.80%, 06/15/44 (Call 12/15/43)(a)	235	209,162
5.00%, 09/15/35 (Call 03/15/35)	225	213,089
5.15%, 05/15/46 (Call 11/15/45)	10	9,154
6.00%, 11/15/41 (Call 05/15/41)	214	216,345
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)(a)	382	301,921
3.75%, 01/15/31 (Call 10/15/30)	175	148,160
5.00%, 01/15/30 (Call 10/15/29)	662	609,192
6.00%, 01/15/29 (Call 10/15/28)	312	307,180

		2,594,290

Gas — 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	15	12,956
2.85%, 02/15/52 (Call 08/15/51)	120	78,349
3.00%, 06/15/27 (Call 03/15/27)	30	27,884
3.38%, 09/15/49 (Call 03/15/49)	288	212,731
4.13%, 10/15/44 (Call 04/15/44)	209	175,616
4.13%, 03/15/49 (Call 09/15/48)	137	114,211
4.15%, 01/15/43 (Call 07/15/42)	16	13,697
4.30%, 10/01/48 (Call 04/01/48)	50	43,015
5.50%, 06/15/41 (Call 12/15/40)	28	27,880
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	325	257,894
3.95%, 09/15/27 (Call 06/15/27)	10	9,250
4.75%, 09/01/28 (Call 06/01/28)	77	72,292
5.20%, 07/15/25 (Call 04/15/25)(a)	282	278,213
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	155	126,861
4.50%, 11/01/48 (Call 05/01/48)	150	127,963
4.66%, 02/01/44 (Call 08/01/43)	389	347,750
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	425	345,763
3.35%, 06/01/50 (Call 12/01/49)	170	115,663
5.05%, 05/15/52 (Call 11/15/51)	347	316,665
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	630	608,889
3.20%, 06/15/25 (Call 03/15/25)	494	471,548
3.75%, 09/15/42 (Call 03/15/42)	238	186,245
5.13%, 11/15/40	65	60,884
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	709	655,563
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	263	210,182
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	116	94,861
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	190	145,654
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	162	137,227
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)(a)	80	51,211
3.70%, 04/01/28 (Call 01/01/28)(a)	35	32,331
3.80%, 09/29/46 (Call 03/29/46)(a)	199	143,111
4.15%, 06/01/49 (Call 12/01/48)	151	116,015
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	355	265,767
Series K, 3.80%, 09/15/46 (Call 03/15/46)	65	49,856

		5,933,997

Security	Par (000)	Value

Hand & Machine Tools — 0.1%
Regal Rexnord Corp., 6.40%, 04/15/33 (Call 01/15/33)(d)	$345	$338,028
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	27	19,834
3.25%, 03/01/27 (Call 12/01/26)(a)	30	28,116
4.10%, 03/01/48 (Call 09/01/47)	15	12,923
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	14	11,374
4.00%, 03/15/60 (Call 03/15/25), (5 year CMT + 2.657%)(b)	322	277,390
4.25%, 11/15/28 (Call 08/15/28)	71	66,921
4.85%, 11/15/48 (Call 05/15/48)(a)	110	94,642
5.20%, 09/01/40(a)	48	44,964

		894,192

Health Care - Products — 0.9%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	415	412,585
4.75%, 04/15/43 (Call 10/15/42)	175	168,926
4.90%, 11/30/46 (Call 05/30/46)	756	743,564
5.30%, 05/27/40	108	111,245
6.00%, 04/01/39	203	224,954
6.15%, 11/30/37	206	229,711
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(a)	280	216,857
2.60%, 08/15/26 (Call 05/15/26)	110	100,075
3.13%, 12/01/51 (Call 06/01/51)	490	297,097
3.50%, 08/15/46 (Call 02/15/46)	338	234,596
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	123	111,155
4.70%, 03/01/49 (Call 09/01/48)(a)	221	200,162
6.75%, 11/15/35	110	120,836
7.38%, 01/15/40	98	114,912
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	335	213,546
2.80%, 12/10/51 (Call 06/10/51)	418	276,164
4.38%, 09/15/45 (Call 03/15/45)	132	116,615
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	494	421,491
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	451	389,208
3.25%, 11/15/39 (Call 05/15/39)	188	149,892
3.40%, 11/15/49 (Call 05/15/49)	292	220,527
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,734	1,662,854
GE Healthcare Holding LLC, 6.38%, 11/22/52 (Call 05/22/52)(d)	250	269,910
Koninklijke Philips NV
5.00%, 03/15/42	146	132,527
6.88%, 03/11/38	68	74,978
Medtronic Inc., 4.63%, 03/15/45	382	356,498
PerkinElmer Inc.
2.25%, 09/15/31 (Call 06/15/31)	70	54,274
3.30%, 09/15/29 (Call 06/15/29)	136	117,496
3.63%, 03/15/51 (Call 09/15/50)	110	76,438
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	280	220,195
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	801	658,710
3.75%, 03/15/51 (Call 09/15/50)	365	262,220
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	208	140,182
4.10%, 04/01/43 (Call 10/01/42)	62	51,646
4.38%, 05/15/44 (Call 11/15/43)	162	138,470

94	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.63%, 03/15/46 (Call 09/15/45)	$171	$151,602
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)(a)	76	65,793
4.10%, 08/15/47 (Call 02/15/47)	227	198,452
5.30%, 02/01/44 (Call 08/01/43)	216	218,281
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	650	526,662
4.45%, 08/15/45 (Call 02/15/45)	125	102,090
5.75%, 11/30/39(a)	140	138,076

		10,691,472

Health Care - Services — 2.3%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	452	339,764
4.13%, 11/15/42 (Call 05/15/42)	166	135,436
4.50%, 05/15/42 (Call 11/15/41)	194	167,529
4.75%, 03/15/44 (Call 09/15/43)	139	121,654
6.63%, 06/15/36	161	173,164
6.75%, 12/15/37	167	178,052
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	250	229,180
4.55%, 05/15/52 (Call 11/15/51)	60	52,096
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	650	507,273
2.63%, 08/01/31 (Call 05/01/31)(a)	752	587,914
3.00%, 10/15/30 (Call 07/15/30)	445	363,681
3.38%, 02/15/30 (Call 02/15/25)	400	338,720
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	15	12,426
2.88%, 09/15/29 (Call 06/15/29)	283	246,510
3.13%, 05/15/50 (Call 11/15/49)	125	86,467
3.60%, 03/15/51 (Call 09/15/50)	150	111,910
3.65%, 12/01/27 (Call 09/01/27)	547	513,206
3.70%, 09/15/49 (Call 03/15/49)	205	154,482
4.10%, 03/01/28 (Call 12/01/27)	574	547,596
4.38%, 12/01/47 (Call 06/01/47)	216	182,492
4.55%, 03/01/48 (Call 09/01/47)	162	139,704
4.63%, 05/15/42	168	151,607
4.65%, 01/15/43	426	381,768
4.65%, 08/15/44 (Call 02/15/44)	348	305,948
4.75%, 02/15/33 (Call 11/15/32)	80	76,794
5.10%, 01/15/44	254	238,374
5.13%, 02/15/53 (Call 08/15/52)	100	94,758
5.50%, 10/15/32 (Call 07/15/32)	260	264,079
5.85%, 01/15/36	159	164,063
5.95%, 12/15/34	210	218,732
6.10%, 10/15/52 (Call 04/15/52)	160	171,424
6.38%, 06/15/37	68	72,450
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	125	97,312
3.50%, 09/01/30 (Call 03/01/30)	202	173,672
3.50%, 07/15/51 (Call 01/15/51)	344	224,364
3.63%, 03/15/32 (Call 12/15/31)(d)	414	349,913
4.13%, 06/15/29 (Call 03/15/29)	726	660,914
4.50%, 02/15/27 (Call 08/15/26)	747	715,731
4.63%, 03/15/52 (Call 09/15/51)(d)	466	366,560
5.00%, 03/15/24	13	12,915
5.13%, 06/15/39 (Call 12/15/38)	247	219,608
5.25%, 04/15/25	627	620,542
5.25%, 06/15/26 (Call 12/15/25)	650	640,776
5.25%, 06/15/49 (Call 12/15/48)(a)	626	540,476

Security	Par (000)	Value

Health Care - Services (continued)
5.50%, 06/15/47 (Call 12/15/46)	$404	$363,487
5.88%, 02/01/29 (Call 08/01/28)	150	149,914
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	32	27,913
3.85%, 10/01/24 (Call 07/01/24)	51	49,784
3.95%, 03/15/27 (Call 12/15/26)	217	207,307
3.95%, 08/15/49 (Call 02/15/49)	126	98,736
4.50%, 04/01/25 (Call 03/01/25)(a)	141	138,579
4.63%, 12/01/42 (Call 06/01/42)	354	308,472
4.80%, 03/15/47 (Call 09/14/46)	97	85,595
4.88%, 04/01/30 (Call 01/01/30)	89	87,111
4.95%, 10/01/44 (Call 04/01/44)	256	229,612
5.88%, 03/01/33 (Call 12/01/32)	75	77,069
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	420	349,268
2.95%, 12/01/29 (Call 09/01/29)	115	98,640
3.60%, 02/01/25 (Call 11/01/24)	555	535,259
3.60%, 09/01/27 (Call 06/01/27)(a)	128	121,350
4.70%, 02/01/45 (Call 08/01/44)	331	283,131
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	320	190,742
Series A, 3.93%, 10/01/48 (Call 04/01/48)	95	74,091
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	593	497,640
2.95%, 06/30/30 (Call 03/30/30)	823	708,043
3.45%, 06/01/26 (Call 03/01/26)	869	822,804
3.50%, 03/30/25 (Call 12/30/24)	357	343,541
4.20%, 06/30/29 (Call 03/30/29)	424	400,748
4.25%, 04/01/24 (Call 01/01/24)	122	120,010
4.70%, 03/30/45 (Call 09/30/44)	226	194,803
UnitedHealth Group Inc.
2.88%, 08/15/29	91	80,188
2.90%, 05/15/50 (Call 11/15/49)	353	239,112
3.13%, 05/15/60 (Call 11/15/59)	215	145,983
3.25%, 05/15/51 (Call 11/15/50)	220	157,368
3.50%, 08/15/39 (Call 02/15/39)	79	64,669
3.70%, 08/15/49 (Call 02/15/49)	214	168,238
3.75%, 10/15/47 (Call 04/15/47)	195	155,639
3.88%, 08/15/59 (Call 02/15/59)	268	209,579
3.95%, 10/15/42 (Call 04/15/42)	170	145,636
4.20%, 05/15/32 (Call 02/15/32)	800	752,424
4.20%, 01/15/47 (Call 07/15/46)	346	299,577
4.25%, 03/15/43 (Call 09/15/42)	132	116,131
4.25%, 04/15/47 (Call 10/15/46)	89	76,965
4.25%, 06/15/48 (Call 12/15/47)	245	212,312
4.38%, 03/15/42 (Call 09/15/41)	140	125,297
4.45%, 12/15/48 (Call 06/15/48)	319	283,703
4.63%, 07/15/35	488	467,626
4.63%, 11/15/41 (Call 05/15/41)	85	78,649
4.75%, 07/15/45	615	576,378
4.75%, 05/15/52 (Call 11/15/51)	245	224,883
4.95%, 05/15/62 (Call 11/15/61)	265	249,402
5.35%, 02/15/33 (Call 11/15/32)	975	997,269
5.70%, 10/15/40 (Call 04/15/40)	58	60,731
5.80%, 03/15/36	154	161,312
5.88%, 02/15/53 (Call 08/15/52)	325	350,668
5.95%, 02/15/41 (Call 08/15/40)	60	63,672
6.05%, 02/15/63 (Call 08/15/62)	340	371,817
6.50%, 06/15/37	201	223,484
6.63%, 11/15/37	454	507,840

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.88%, 02/15/38	$223	$258,490

		26,340,727

Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	977	918,624

Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	80	59,096
3.85%, 01/15/30 (Call 07/15/29)	44	36,701
3.97%, 08/06/61 (Call 02/06/61)(a)	172	98,386
6.00%, 01/15/43 (Call 10/15/42)	117	98,541
PulteGroup Inc.
6.00%, 02/15/35	127	124,662
6.38%, 05/15/33(a)	140	141,763
7.88%, 06/15/32(a)	52	58,054
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	267	247,063

		864,266

Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	371	341,357
3.50%, 11/15/51 (Call 05/15/51)	247	174,819
3.80%, 11/15/24 (Call 08/15/24)(a)	14	13,583
4.40%, 03/15/29 (Call 12/15/28)	215	201,707
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	112	88,149
4.60%, 05/15/50 (Call 11/15/49)(a)	180	145,834
4.75%, 02/26/29 (Call 11/26/28)(a)	126	120,535
5.50%, 03/01/33 (Call 12/01/32)(a)	100	98,557

		1,184,541

Household Products & Wares — 0.6%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	50	38,538
2.65%, 04/30/30 (Call 01/30/30)	108	89,570
4.88%, 12/06/28 (Call 09/06/28)	412	404,617
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	268	249,918
3.95%, 08/01/47 (Call 02/01/47)	90	72,386
5.00%, 06/15/52 (Call 12/15/51)	85	80,753
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	578	461,695
3.10%, 10/01/27 (Call 07/01/27)	736	681,249
3.90%, 05/15/28 (Call 02/15/28)	287	272,492
Kimberly-Clark Corp.
2.75%, 02/15/26	465	439,444
2.88%, 02/07/50 (Call 08/07/49)(a)	214	150,581
3.05%, 08/15/25	1,060	1,012,162
3.10%, 03/26/30 (Call 12/26/29)	621	557,292
3.20%, 04/25/29 (Call 01/25/29)	724	659,759
3.20%, 07/30/46 (Call 01/30/46)	246	181,944
3.90%, 05/04/47 (Call 11/04/46)	175	145,869
3.95%, 11/01/28 (Call 08/01/28)	746	715,921
4.50%, 02/16/33 (Call 11/16/32)	200	195,602
5.30%, 03/01/41	93	94,628
6.63%, 08/01/37	279	328,040

		6,832,460

Security	Par (000)	Value

Insurance — 2.5%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(b)	$310	$294,072
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	96	88,359
4.00%, 10/15/46 (Call 04/15/46)	10	7,966
4.75%, 01/15/49 (Call 07/15/48)	42	38,610
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	9	8,438
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	56	52,846
5.35%, 06/01/33(a)	38	38,684
5.55%, 05/09/35	56	57,471
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(b)	156	151,337
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	69	57,143
5.25%, 04/02/30 (Call 01/02/30)(a)	83	82,658
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)(a)	145	127,017
3.90%, 04/01/26 (Call 01/01/26)	367	352,111
4.20%, 04/01/28 (Call 01/01/28)(a)	44	41,714
4.38%, 06/30/50 (Call 12/30/49)	150	126,180
4.50%, 07/16/44 (Call 01/16/44)	250	217,652
4.75%, 04/01/48 (Call 10/01/47)	136	121,051
4.80%, 07/10/45 (Call 01/10/45)	251	223,510
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(b)	61	58,897
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	70	64,093
4.50%, 12/15/28 (Call 09/15/28)(a)	64	61,885
6.25%, 09/30/40	88	91,084
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33 (Call 11/28/32)	80	79,947
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	86	75,030
4.75%, 05/15/45 (Call 11/15/44)	12	10,643
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	144	127,813
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	132	94,957
7.35%, 05/01/34	119	134,969
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	12	10,978
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	95	61,504
3.50%, 05/20/51 (Call 11/20/50)	237	168,161
5.75%, 03/02/53 (Call 09/02/52)	32	31,782
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	185	139,745
3.70%, 02/22/30 (Call 11/22/29)(a)	219	189,194
4.90%, 03/27/28 (Call 12/27/27)	150	144,528
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	84	53,448
3.95%, 05/25/51 (Call 11/25/50)	81	56,833
4.13%, 01/12/28 (Call 10/12/27)(a)	116	108,484
6.15%, 04/03/30 (Call 01/03/30)	102	102,842
AXA SA, 8.60%, 12/15/30(a)	1,775	2,179,611
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	22	20,068
4.90%, 01/15/40 (Call 01/15/30),
(5 year CMT + 3.186%)(b)	70	59,862
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	212	201,213

96	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
3.85%, 03/15/52 (Call 09/15/51)	$125	$100,823
4.20%, 08/15/48 (Call 02/15/48)	491	433,666
4.25%, 01/15/49 (Call 07/15/48)	380	338,086
4.30%, 05/15/43	181	162,900
5.75%, 01/15/40	287	308,915
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	5	3,289
4.70%, 06/22/47 (Call 12/22/46)	198	152,684
Brown & Brown Inc.
4.50%, 03/15/29 (Call 12/15/28)	15	13,964
4.95%, 03/17/52 (Call 09/17/51)	15	12,623
Chubb Corp. (The)
6.00%, 05/11/37	100	107,176
Series 1, 6.50%, 05/15/38	50	56,294
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	55	37,283
3.05%, 12/15/61 (Call 06/15/61)	45	29,400
3.15%, 03/15/25	65	62,428
3.35%, 05/03/26 (Call 02/03/26)	295	281,052
4.15%, 03/13/43	25	21,735
4.35%, 11/03/45 (Call 05/03/45)	645	576,707
Cincinnati Financial Corp.
6.13%, 11/01/34	45	47,235
6.92%, 05/15/28	51	55,629
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29).	317	300,554
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	77	70,590
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	347	329,841
5.00%, 04/20/48 (Call 10/20/47)	282	249,122
7.00%, 04/01/28	239	257,408
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	192	124,360
3.50%, 10/15/50 (Call 04/15/50)	90	63,043
4.87%, 06/01/44	25	22,378
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	159	139,896
4.60%, 11/15/24	30	29,603
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	87	84,399
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	27	23,252
2.90%, 09/15/51 (Call 03/15/51)	30	19,449
3.60%, 08/19/49 (Call 02/19/49)	83	62,025
4.30%, 04/15/43	32	26,547
4.40%, 03/15/48 (Call 09/15/47)	53	45,050
5.95%, 10/15/36	140	143,977
6.10%, 10/01/41	128	131,226
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	100	79,947
4.00%, 11/23/51 (Call 05/23/51)	75	50,261
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	41	34,632
3.40%, 01/15/31 (Call 10/15/30)(a)	80	67,401
3.63%, 12/12/26 (Call 09/15/26)(a)	71	66,925
3.80%, 03/01/28 (Call 12/01/27)(a)	175	161,870
4.35%, 03/01/48 (Call 09/01/47)	98	76,136
4.38%, 06/15/50 (Call 12/15/49)(a)	88	67,397
6.30%, 10/09/37(a)	55	55,181
7.00%, 06/15/40(a)	18	19,454

Security	Par (000)	Value

Insurance (continued)
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)(a)	$132	$109,776
6.00%, 02/01/35	35	36,855
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5 year USD ICE Swap + 1.647%)(b)	283	262,426
4.15%, 03/04/26(a)	450	437,485
5.38%, 03/04/46	212	214,625
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	57	50,148
4.15%, 09/17/50 (Call 03/17/50)	104	80,733
4.30%, 11/01/47 (Call 05/01/47)	30	23,774
5.00%, 04/05/46	53	46,624
5.00%, 05/20/49 (Call 11/20/48)	32	28,679
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	277	224,641
3.50%, 06/03/24 (Call 03/03/24)	67	65,434
3.50%, 03/10/25 (Call 12/10/24)	334	321,916
3.75%, 03/14/26 (Call 12/14/25)	410	393,444
3.88%, 03/15/24 (Call 02/15/24)	24	23,613
4.20%, 03/01/48 (Call 09/01/47)	159	133,064
4.35%, 01/30/47 (Call 07/30/46)	286	244,021
4.38%, 03/15/29 (Call 12/15/28)	693	660,561
4.75%, 03/15/39 (Call 09/15/38)	87	80,831
4.90%, 03/15/49 (Call 09/15/48)	343	316,171
5.88%, 08/01/33(a)	152	160,304
6.25%, 11/01/52 (Call 05/01/52)	30	33,289
MetLife Inc.
4.05%, 03/01/45	166	138,964
4.13%, 08/13/42	161	137,347
4.55%, 03/23/30 (Call 12/23/29)(a)	99	97,314
4.60%, 05/13/46 (Call 11/13/45)	269	240,330
4.72%, 12/15/44	90	81,927
4.88%, 11/13/43	225	209,911
5.70%, 06/15/35	212	222,240
5.88%, 02/06/41	127	131,978
6.38%, 06/15/34	25	27,863
6.40%, 12/15/66 (Call 12/15/31)	269	269,748
6.50%, 12/15/32	85	94,619
10.75%, 08/01/69 (Call 08/01/34)(a)	210	283,021
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	341	363,816
Nationwide Financial Services Inc., 6.75%, 05/15/87	38	37,705
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	58	53,642
3.40%, 05/15/25 (Call 02/15/25)	49	47,071
3.70%, 05/15/29 (Call 02/15/29)	42	38,973
4.30%, 11/15/46 (Call 05/15/46)(a)	157	129,203
4.35%, 05/15/43	113	92,415
4.63%, 09/15/42	127	107,725
6.05%, 10/15/36(a)	123	128,587
Progressive Corp. (The)
2.45%, 01/15/27	59	53,825
3.20%, 03/26/30 (Call 12/26/29)	65	58,437
3.70%, 01/26/45	70	55,151
3.95%, 03/26/50 (Call 09/26/49)	106	86,323
4.00%, 03/01/29 (Call 12/01/28)	249	238,198
4.13%, 04/15/47 (Call 10/15/46)	77	65,685
4.20%, 03/15/48 (Call 09/15/47)	107	91,724
4.35%, 04/25/44	102	88,533
6.25%, 12/01/32(a)	12	13,145

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.63%, 03/01/29(a)	$80	$86,533
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	325	293,101
2.10%, 03/10/30 (Call 12/10/29)	47	38,960
3.00%, 03/10/40 (Call 09/10/39)	87	64,942
3.70%, 03/13/51 (Call 09/13/50)	351	267,978
3.88%, 03/27/28 (Call 12/27/27)	160	152,611
3.91%, 12/07/47 (Call 06/07/47)	175	138,211
3.94%, 12/07/49 (Call 06/07/49)	310	245,551
4.35%, 02/25/50 (Call 08/25/49)	141	119,696
4.42%, 03/27/48 (Call 09/27/47)	145	125,318
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(b)	152	140,480
4.60%, 05/15/44	56	50,929
5.13%, 03/01/52 (Call 11/28/31), (5 year CMT + 3.162%)(b)	50	45,799
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	1,426	1,401,002
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(b)	213	207,311
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(a)(b)	219	218,231
5.70%, 12/14/36	263	273,454
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(b)	148	140,763
5.75%, 07/15/33(a)	111	116,421
6.00%, 09/01/52 (Call 06/01/32), (5 year CMT + 3.234%)(a)(b)	240	232,826
6.63%, 12/01/37	158	174,682
6.63%, 06/21/40	101	110,740
Prudential PLC
3.13%, 04/14/30	567	499,022
3.63%, 03/24/32 (Call 12/24/31)	210	187,354
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	91	83,339
3.95%, 09/15/26 (Call 06/15/26)	40	38,126
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	17	15,284
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)(a)	230	177,903
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	124	79,453
3.75%, 05/15/46 (Call 11/15/45)	177	139,439
4.00%, 05/30/47 (Call 11/30/46)	218	182,146
4.05%, 03/07/48 (Call 09/07/47)	102	85,582
4.10%, 03/04/49 (Call 09/04/48)(a)	139	117,295
4.30%, 08/25/45 (Call 02/25/45)	114	99,340
4.60%, 08/01/43	185	169,092
5.35%, 11/01/40	300	304,908
6.25%, 06/15/37	478	530,446
6.75%, 06/20/36	214	243,309
Travelers Property Casualty Corp., 6.38%, 03/15/33	80	88,841
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	76	73,298
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	15	13,703
4.13%, 06/15/51 (Call 12/15/50)	185	132,619
4.50%, 12/15/49 (Call 06/15/49)	60	45,064
5.75%, 08/15/42	100	91,958
Voya Financial Inc.
3.65%, 06/15/26	65	61,543

Security	Par (000)	Value

Insurance (continued)
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(b)	$255	$217,247
4.80%, 06/15/46	30	25,082
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(b)	75	74,743
5.70%, 07/15/43(a)	45	43,201
W R Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	52	40,693
4.75%, 08/01/44	19	16,981
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	146	124,751
3.88%, 09/15/49 (Call 03/15/49)	89	64,945
4.50%, 09/15/28 (Call 06/15/28)	113	107,218
5.05%, 09/15/48 (Call 03/15/48)	181	156,913
XLIT Ltd.
5.25%, 12/15/43	185	182,118
5.50%, 03/31/45	105	102,689

		28,913,221

Internet — 0.7%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	25	16,438
3.15%, 02/09/51 (Call 08/09/50)	215	138,049
3.25%, 02/09/61 (Call 08/09/60)	272	167,843
4.00%, 12/06/37 (Call 06/06/37)	204	168,633
4.20%, 12/06/47 (Call 06/06/47)	192	150,388
4.40%, 12/06/57 (Call 06/06/57)	303	236,382
4.50%, 11/28/34 (Call 05/28/34)	206	186,519
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	127	76,669
2.25%, 08/15/60 (Call 02/15/60)	322	186,647
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)(a)	481	308,023
2.70%, 06/03/60 (Call 12/03/59)	600	368,586
3.10%, 05/12/51 (Call 11/12/50)	695	497,592
3.15%, 08/22/27 (Call 05/22/27)	355	331,595
3.25%, 05/12/61 (Call 11/12/60)	277	191,543
3.88%, 08/22/37 (Call 02/22/37)	223	196,996
3.95%, 04/13/52 (Call 10/13/51)	425	356,872
4.05%, 08/22/47 (Call 02/22/47)	511	440,875
4.10%, 04/13/62 (Call 10/13/61)(a)	250	206,817
4.25%, 08/22/57 (Call 02/22/57)	608	524,516
4.80%, 12/05/34 (Call 06/05/34)	315	314,751
4.95%, 12/05/44 (Call 06/05/44)(a)	390	382,309
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	50	39,837
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	93	87,037
3.60%, 06/01/26 (Call 03/01/26)	105	100,026
4.63%, 04/13/30 (Call 01/13/30)	61	59,198
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	299	279,475
2.70%, 03/11/30 (Call 12/11/29)	140	118,938
3.45%, 08/01/24 (Call 05/01/24)(a)	101	98,531
3.60%, 06/05/27 (Call 03/05/27)	343	323,288
3.65%, 05/10/51 (Call 11/10/50)	215	154,207
4.00%, 07/15/42 (Call 01/15/42)	276	218,736
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	255	215,110
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	5	3,854

98	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	$260	$215,387
4.65%, 08/15/62 (Call 02/15/62)	295	245,334

		7,607,001

Iron & Steel — 0.1%
ArcelorMittal SA
6.80%, 11/29/32 (Call 08/29/32)	107	108,338
7.00%, 10/15/39(a)	69	70,977
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	156	147,512
4.40%, 05/01/48 (Call 11/01/47)	120	103,309
6.40%, 12/01/37(a)	315	344,827
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	150	142,864
3.25%, 10/15/50 (Call 04/15/50)	71	47,677
3.45%, 04/15/30 (Call 01/15/30)	111	98,556

		1,064,060

Leisure Time — 0.1%
Brunswick Corp.
4.40%, 09/15/32 (Call 06/15/32)	97	82,474
5.10%, 04/01/52 (Call 10/01/51)	147	106,837
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	1,022	982,561
4.63%, 07/28/45 (Call 01/28/45)	154	119,247

		1,291,119

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	77	66,973
3.70%, 01/15/31 (Call 10/15/30)	32	27,613
Hyatt Hotels Corp., 6.00%, 04/23/30 (Call 01/23/30)(a)	91	91,397
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	60	57,685
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	60	58,171
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	202	190,639
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	292	247,230
Series R, 3.13%, 06/15/26 (Call 03/15/26)	186	173,875
Series X, 4.00%, 04/15/28 (Call 01/15/28)	67	62,920

		976,503

Machinery — 1.4%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(a)	170	163,936
4.38%, 05/08/42	185	161,381
Caterpillar Financial Services Corp.
2.15%, 11/08/24	328	312,732
2.40%, 08/09/26	179	164,569
2.85%, 05/17/24	33	32,063
3.25%, 12/01/24	106	102,877
3.30%, 06/09/24	24	23,411
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	159	138,527
2.60%, 04/09/30 (Call 01/09/30)	623	542,801
3.25%, 09/19/49 (Call 03/19/49)	175	133,532
3.25%, 04/09/50 (Call 10/09/49)(a)	110	84,169
3.40%, 05/15/24 (Call 02/15/24)	33	32,336
3.80%, 08/15/42	551	468,372
4.30%, 05/15/44 (Call 11/15/43)(a)	101	93,054
4.75%, 05/15/64 (Call 11/15/63)	107	100,841
5.20%, 05/27/41	76	77,582
5.30%, 09/15/35	104	105,300

Security	Par (000)	Value

Machinery (continued)
6.05%, 08/15/36	$175	$191,076
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	610	539,801
3.95%, 05/23/25	972	940,799
5.45%, 10/14/25	2,102	2,105,027
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,584	1,500,919
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	95	69,624
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	149	142,077
2.88%, 09/07/49 (Call 03/07/49)	198	143,360
3.10%, 04/15/30 (Call 01/15/30)	194	173,502
3.75%, 04/15/50 (Call 10/15/49)(a)	58	49,291
3.90%, 06/09/42 (Call 12/09/41)(a)	26	22,921
5.38%, 10/16/29(a)	50	51,838
7.13%, 03/03/31(a)	20	23,081
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	50	43,368
3.15%, 11/15/25 (Call 08/15/25)	80	75,814
5.38%, 10/15/35(a)	25	24,899
5.38%, 03/01/41 (Call 12/01/40)	15	14,683
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	132	101,705
3.50%, 10/01/30 (Call 07/01/30)	184	155,953
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	410	336,901
John Deere Capital Corp.
1.75%, 03/09/27	19	16,951
2.05%, 01/09/25	128	121,258
2.25%, 09/14/26	132	120,762
2.45%, 01/09/30	107	92,095
2.65%, 06/10/26	10	9,306
2.80%, 09/08/27(a)	194	178,321
2.80%, 07/18/29	61	54,076
3.05%, 01/06/28	55	51,625
3.40%, 09/11/25	75	72,040
3.45%, 03/13/25	81	78,467
3.45%, 03/07/29	75	69,494
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	112	103,811
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	534	460,409
4.60%, 05/15/28 (Call 02/15/28)	413	398,438
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)	104	73,768
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	40	24,696
2.88%, 03/01/25 (Call 12/01/24)	32	30,581
3.50%, 03/01/29 (Call 12/01/28)	223	206,719
4.20%, 03/01/49 (Call 09/01/48)	76	66,872
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	109	100,791
4.95%, 09/15/28 (Call 06/15/28)	81	78,167
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	2,011	1,727,127
2.25%, 01/30/31 (Call 10/30/30)	1,845	1,489,376
3.25%, 11/01/26 (Call 08/01/26)(a)	1,445	1,348,821

		16,418,093

Manufacturing — 1.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,242	1,167,232
2.25%, 09/19/26 (Call 06/19/26)(a)	980	888,899
2.38%, 08/26/29 (Call 05/26/29)(a)	1,258	1,056,217
2.65%, 04/15/25 (Call 03/15/25)(a)	1,176	1,115,107

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
2.88%, 10/15/27 (Call 07/15/27)(a)	$2,320	$2,111,223
3.00%, 08/07/25(a)	1,676	1,592,435
3.05%, 04/15/30 (Call 01/15/30)(a)	1,415	1,238,861
3.25%, 08/26/49 (Call 02/26/49)(a)	116	80,865
3.38%, 03/01/29 (Call 12/01/28)(a)	940	849,525
3.63%, 09/14/28 (Call 06/14/28)(a)	720	668,239
3.70%, 04/15/50 (Call 10/15/49)(a)	2	1,546
4.00%, 09/14/48 (Call 03/14/48)(a)	151	121,104
5.70%, 03/15/37(a)	113	114,702
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	212	176,939
3.75%, 12/01/27 (Call 09/01/27)	106	99,277
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	206	190,284
3.92%, 09/15/47 (Call 02/15/47)	120	98,005
4.00%, 11/02/32	279	255,734
4.15%, 11/02/42	106	90,314
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	230	212,331
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	65	54,933
5.88%, 01/14/38(a)	90	93,386
6.75%, 03/15/32(a)	525	582,304
6.88%, 01/10/39	222	250,551
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	313	289,998
3.50%, 03/01/24 (Call 12/01/23)	16	15,779
3.90%, 09/01/42 (Call 03/01/42)	89	76,850
4.88%, 09/15/41 (Call 03/15/41)	5	4,905
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	443	394,438
4.00%, 06/14/49 (Call 12/14/48)	122	98,409
4.10%, 03/01/47 (Call 09/01/46)	53	44,017
4.20%, 11/21/34 (Call 05/21/34)	166	150,562
4.45%, 11/21/44 (Call 05/21/44)(a)	16	14,048
6.25%, 05/15/38	82	86,254
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	776	712,290
5.90%, 07/15/32 (Call 04/15/32)	150	150,138
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	197	170,464
2.75%, 04/01/31 (Call 01/01/31)	1,931	1,579,886
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	87	75,414
3.38%, 03/01/28 (Call 12/01/27)(a)	62	56,393
3.65%, 03/15/27 (Call 12/15/26)	60	56,584
3.90%, 09/17/29 (Call 06/17/29)	174	157,996
4.00%, 03/15/26 (Call 12/15/25)(a)	58	56,065

		17,300,503

Media — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	192	149,925
3.70%, 04/01/51 (Call 10/01/50)	305	186,224
3.85%, 04/01/61 (Call 10/01/60)	520	305,412
3.90%, 06/01/52 (Call 12/01/51)	494	311,314
3.95%, 06/30/62 (Call 12/30/61)	299	178,120
4.40%, 04/01/33 (Call 01/01/33)(a)	215	183,900
4.40%, 12/01/61 (Call 06/01/61)	262	169,530
4.80%, 03/01/50 (Call 09/01/49)	558	406,397

Security	Par (000)	Value

Media (continued)
5.13%, 07/01/49 (Call 01/01/49)	$186	$142,593
5.25%, 04/01/53 (Call 10/01/52)	259	202,038
5.38%, 04/01/38 (Call 10/01/37)	97	81,141
5.38%, 05/01/47 (Call 11/01/46)	721	572,085
5.50%, 04/01/63 (Call 10/01/62)	312	241,525
5.75%, 04/01/48 (Call 10/01/47)	446	371,161
6.38%, 10/23/35 (Call 04/23/35)	549	525,695
6.48%, 10/23/45 (Call 04/23/45)	710	642,294
6.83%, 10/23/55 (Call 04/23/55)	169	157,555
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	347	205,903
2.65%, 02/01/30 (Call 11/01/29)	64	55,062
2.65%, 08/15/62 (Call 02/15/62)	137	78,580
2.80%, 01/15/51 (Call 07/15/50)	240	153,360
2.89%, 11/01/51 (Call 05/01/51)	1,186	767,413
2.94%, 11/01/56 (Call 05/01/56)	1,002	629,236
2.99%, 11/01/63 (Call 05/01/63)	550	336,281
3.20%, 07/15/36 (Call 01/15/36)	94	75,661
3.25%, 11/01/39 (Call 05/01/39)	126	98,090
3.40%, 04/01/30 (Call 01/01/30)	59	53,249
3.40%, 07/15/46 (Call 01/15/46)	236	173,554
3.45%, 02/01/50 (Call 08/01/49)	281	205,290
3.75%, 04/01/40 (Call 10/01/39)	101	83,190
3.90%, 03/01/38 (Call 09/01/37)	188	161,268
3.97%, 11/01/47 (Call 05/01/47)	360	290,232
4.00%, 08/15/47 (Call 02/15/47)	181	146,235
4.00%, 03/01/48 (Call 09/01/47)	256	207,004
4.00%, 11/01/49 (Call 05/01/49)	362	291,819
4.05%, 11/01/52 (Call 05/01/52)	434	348,832
4.15%, 10/15/28 (Call 07/15/28)	330	315,503
4.20%, 08/15/34 (Call 02/15/34)	210	192,929
4.25%, 10/15/30 (Call 07/15/30)	37	35,160
4.25%, 01/15/33	77	71,963
4.40%, 08/15/35 (Call 02/25/35)	183	168,752
4.60%, 10/15/38 (Call 04/15/38)	140	129,079
4.60%, 08/15/45 (Call 02/15/45)	146	128,785
4.65%, 02/15/33 (Call 11/15/32)	315	304,063
4.65%, 07/15/42(a)	142	131,228
4.70%, 10/15/48 (Call 04/15/48)	546	495,042
4.75%, 03/01/44(a)	175	159,775
4.95%, 10/15/58 (Call 04/15/58)	333	308,761
5.65%, 06/15/35	52	53,757
6.45%, 03/15/37	408	448,237
6.50%, 11/15/35(a)	120	132,704
6.55%, 07/01/39	45	49,884
7.05%, 03/15/33	88	100,263
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	67	63,852
3.95%, 06/15/25 (Call 05/15/25)	429	411,304
3.95%, 03/20/28 (Call 12/20/27)	198	180,865
4.00%, 09/15/55 (Call 03/15/55)	415	267,335
4.13%, 05/15/29 (Call 02/15/29)	154	137,952
4.65%, 05/15/50 (Call 11/15/49)	112	81,834
4.88%, 04/01/43	67	52,854
4.90%, 03/11/26 (Call 12/11/25)	52	50,715
5.00%, 09/20/37 (Call 03/20/37)	252	214,994
5.20%, 09/20/47 (Call 03/20/47)	298	237,887
5.30%, 05/15/49 (Call 11/15/48)	224	179,453
6.35%, 06/01/40(a)	140	132,971

100	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	$80	$67,478
Fox Corp. 3.50%, 04/08/30 (Call 01/08/30)	9	7,919
4.71%, 01/25/29 (Call 10/25/28)	121	115,497
5.48%, 01/25/39 (Call 07/25/38)	188	172,445
5.58%, 01/25/49 (Call 07/25/48)	364	331,615
Grupo Televisa SAB 5.00%, 05/13/45 (Call 11/13/44)(a)	85	74,050
5.25%, 05/24/49 (Call 11/24/48)(a)	30	27,425
6.13%, 01/31/46 (Call 06/30/45)(a)	330	330,439
6.63%, 01/15/40	239	247,272
NBCUniversal Media LLC 4.45%, 01/15/43	195	170,336
5.95%, 04/01/41	205	215,434
Paramount Global 2.90%, 01/15/27 (Call 10/15/26)	43	38,875
3.38%, 02/15/28 (Call 12/15/27)(a)	50	44,964
3.70%, 06/01/28 (Call 03/01/28)	56	50,207
4.20%, 06/01/29 (Call 03/01/29)(a)	42	37,740
4.20%, 05/19/32 (Call 02/19/32)(a)	137	112,807
4.38%, 03/15/43	326	226,215
4.60%, 01/15/45 (Call 07/15/44)	143	102,189
4.85%, 07/01/42 (Call 01/01/42)	65	48,673
4.90%, 08/15/44 (Call 02/15/44)	144	105,893
4.95%, 01/15/31 (Call 11/15/30)(a)	259	231,735
4.95%, 05/19/50 (Call 11/19/49)	235	174,029
5.25%, 04/01/44 (Call 10/01/43)	44	33,845
5.50%, 05/15/33	93	84,840
5.85%, 09/01/43 (Call 03/01/43)	296	248,628
5.90%, 10/15/40 (Call 04/15/40)(a)	97	85,716
6.88%, 04/30/36	353	350,130
7.88%, 07/30/30	34	36,684
Thomson Reuters Corp. 5.65%, 11/23/43 (Call 05/23/43)(a)	97	90,845
5.85%, 04/15/40	46	44,767
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	68	76,335
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)(a)	186	138,581
5.50%, 09/01/41 (Call 03/01/41)	263	221,838
5.88%, 11/15/40 (Call 05/15/40)	235	206,901
6.55%, 05/01/37	261	248,574
6.75%, 06/15/39	336	322,782
7.30%, 07/01/38	300	300,234
TWDC Enterprises 18 Corp. 1.85%, 07/30/26	61	54,911
2.95%, 06/15/27(a)	76	70,412
3.00%, 02/13/26	44	41,527
3.00%, 07/30/46	37	25,992
3.15%, 09/17/25	68	64,680
4.13%, 06/01/44(a)	236	202,873
4.38%, 08/16/41(a)	153	136,194
Series B, 7.00%, 03/01/32	65	73,427
Series E, 4.13%, 12/01/41	203	176,184
Walt Disney Co. (The) 2.00%, 09/01/29 (Call 06/01/29)	154	128,689
2.75%, 09/01/49 (Call 03/01/49)	580	385,010
3.35%, 03/24/25(a)	50	48,305
3.38%, 11/15/26 (Call 08/15/26)	42	39,540
3.60%, 01/13/51 (Call 07/13/50)(a)	595	461,351

Security	Par (000)	Value

Media (continued)
3.70%, 10/15/25 (Call 07/15/25)	$35	$33,801
3.70%, 03/23/27(a)	129	123,510
3.80%, 03/22/30	84	78,075
3.80%, 05/13/60 (Call 11/13/59)	342	265,881
4.63%, 03/23/40 (Call 09/23/39)(a)	122	114,154
4.70%, 03/23/50 (Call 09/23/49)(a)	480	449,155
4.75%, 09/15/44 (Call 03/15/44)	200	185,660
4.75%, 11/15/46 (Call 05/15/46)	243	225,992
4.95%, 10/15/45 (Call 04/15/45)	212	200,951
5.40%, 10/01/43(a)	259	260,707
6.15%, 03/01/37	10	10,694
6.15%, 02/15/41	110	119,727
6.20%, 12/15/34(a)	115	125,690
6.40%, 12/15/35	50	55,054
6.55%, 03/15/33(a)	88	97,768
6.65%, 11/15/37	88	99,727
7.75%, 12/01/45	40	50,935

		24,255,582

Metal Fabricate & Hardware — 0.0%
Timken Co. (The) 3.88%, 09/01/24 (Call 06/01/24)	10	9,745
4.50%, 12/15/28 (Call 09/15/28)	5	4,734
Valmont Industries Inc. 5.00%, 10/01/44 (Call 04/01/44)	25	21,751
5.25%, 10/01/54 (Call 04/01/54)	25	21,822

		58,052

Mining — 0.3%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	310	264,411
Freeport-McMoRan Inc. 5.40%, 11/14/34 (Call 05/14/34)	235	222,061
5.45%, 03/15/43 (Call 09/15/42)	370	334,917
Kinross Gold Corp. 4.50%, 07/15/27 (Call 04/15/27)	85	81,033
5.95%, 03/15/24 (Call 12/15/23)	188	188,058
Newmont Corp. 2.25%, 10/01/30 (Call 07/01/30)	37	29,820
2.60%, 07/15/32 (Call 04/15/32)	195	155,433
2.80%, 10/01/29 (Call 07/01/29)(a)	46	39,142
4.88%, 03/15/42 (Call 09/15/41)(a)	369	336,801
5.45%, 06/09/44 (Call 12/09/43)	18	17,281
5.88%, 04/01/35	212	214,652
6.25%, 10/01/39	371	387,287
Rio Tinto Alcan Inc. 5.75%, 06/01/35	81	83,064
6.13%, 12/15/33	260	279,162
7.25%, 03/15/31	92	104,487
Rio Tinto Finance USA Ltd. 2.75%, 11/02/51 (Call 05/02/51)	50	33,011
5.20%, 11/02/40	146	145,401
7.13%, 07/15/28	83	91,146
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)	185	160,695
4.75%, 03/22/42 (Call 09/22/41)	182	171,406
Southern Copper Corp. 5.88%, 04/23/45	25	25,267
6.75%, 04/16/40	50	54,839

		3,419,374

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp. 3.28%, 12/01/28 (Call 10/01/28)	$427	$368,369
3.57%, 12/01/31 (Call 09/01/31)	118	97,684
4.25%, 04/01/28 (Call 10/01/23)	295	268,898

		734,951

Oil & Gas — 2.7%
BP Capital Markets America Inc. 2.77%, 11/10/50 (Call 05/10/50)	311	200,368
2.94%, 06/04/51 (Call 12/04/50)	368	244,521
3.00%, 02/24/50 (Call 08/24/49)	632	429,659
3.00%, 03/17/52 (Call 09/17/51)	230	154,256
3.02%, 01/16/27 (Call 10/16/26)	172	159,910
3.12%, 05/04/26 (Call 02/04/26)	278	262,552
3.38%, 02/08/61 (Call 08/08/60)	269	185,798
3.41%, 02/11/26 (Call 12/11/25)	290	276,947
3.54%, 04/06/27 (Call 02/06/27)	131	123,883
3.59%, 04/14/27 (Call 01/14/27)	170	160,834
3.63%, 04/06/30 (Call 01/06/30)(a)	111	101,689
3.80%, 09/21/25 (Call 07/21/25)(a)	88	86,009
3.94%, 09/21/28 (Call 06/21/28)	193	183,672
4.23%, 11/06/28 (Call 08/06/28)	235	226,679
BP Capital Markets PLC 3.28%, 09/19/27 (Call 06/19/27)	286	266,575
3.72%, 11/28/28 (Call 08/28/28)	169	159,259
Burlington Resources LLC 5.95%, 10/15/36	30	31,142
7.20%, 08/15/31	240	271,610
7.40%, 12/01/31	122	139,239
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	311	224,337
Chevron USA Inc. 2.34%, 08/12/50 (Call 02/12/50)	249	155,281
5.25%, 11/15/43 (Call 05/15/43)	85	85,393
Conoco Funding Co., 7.25%, 10/15/31	325	368,540
ConocoPhillips, 4.88%, 10/01/47 (Call 04/01/47)	120	112,118
ConocoPhillips Co. 3.35%, 11/15/24 (Call 08/15/24)(a)	228	221,374
4.03%, 03/15/62 (Call 09/15/61)	350	277,347
4.30%, 11/15/44 (Call 05/15/44)	332	288,163
5.90%, 10/15/32(a)	291	311,550
5.90%, 05/15/38	300	314,883
5.95%, 03/15/46 (Call 09/15/45)	255	271,101
6.50%, 02/01/39	132	149,033
6.95%, 04/15/29	599	657,301
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	230	191,139
5.00%, 06/15/45 (Call 12/15/44)	150	127,268
5.60%, 07/15/41 (Call 01/15/41)	371	342,084
7.88%, 09/30/31	49	55,448
7.95%, 04/15/32(a)	46	52,257
Diamondback Energy Inc. 3.50%, 12/01/29 (Call 09/01/29)	464	410,014
4.25%, 03/15/52 (Call 09/15/51)	25	18,795
4.40%, 03/24/51 (Call 09/24/50)(a)	143	110,729
6.25%, 03/15/53 (Call 09/15/52)	160	157,651
Eni USA Inc., 7.30%, 11/15/27(a)	150	162,156
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	92	81,270
4.38%, 04/15/30 (Call 01/15/30)	177	169,872
4.95%, 04/15/50 (Call 10/15/49)	218	210,036

Security	Par (000)	Value

Oil & Gas (continued)
EQT Corp. 5.00%, 01/15/29 (Call 07/15/28)	$110	$103,137
7.00%, 02/01/30 (Call 11/01/29)(a)	430	443,627
Exxon Mobil Corp. 3.10%, 08/16/49 (Call 02/16/49)	221	158,740
3.45%, 04/15/51 (Call 10/15/50)	533	406,428
3.48%, 03/19/30 (Call 12/19/29)	529	490,140
3.57%, 03/06/45 (Call 09/06/44)	193	152,925
4.11%, 03/01/46 (Call 09/01/45)	623	533,126
4.23%, 03/19/40 (Call 09/19/39)	247	221,974
4.33%, 03/19/50 (Call 09/19/49)	490	434,939
Hess Corp. 3.50%, 07/15/24 (Call 04/15/24)	1,248	1,217,312
4.30%, 04/01/27 (Call 01/01/27)	1,593	1,525,059
5.60%, 02/15/41(a)	395	369,835
6.00%, 01/15/40	136	133,665
7.13%, 03/15/33	328	352,019
7.30%, 08/15/31	622	675,019
7.88%, 10/01/29	466	512,651
Marathon Oil Corp. 4.40%, 07/15/27 (Call 04/15/27)	289	275,284
6.60%, 10/01/37	279	277,934
6.80%, 03/15/32	256	264,090
Marathon Petroleum Corp. 3.63%, 09/15/24 (Call 06/15/24)	152	148,112
3.80%, 04/01/28 (Call 01/01/28)	180	166,169
4.50%, 04/01/48 (Call 10/01/47)	132	105,725
4.70%, 05/01/25 (Call 04/01/25)	540	532,440
4.75%, 09/15/44 (Call 03/15/44)	213	177,772
5.00%, 09/15/54 (Call 03/15/54)	10	8,431
5.13%, 12/15/26 (Call 09/15/26)	251	249,589
6.50%, 03/01/41 (Call 09/01/40)	261	269,759
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)(a)	540	535,205
Ovintiv Inc. 6.50%, 08/15/34(a)	868	869,224
6.50%, 02/01/38	130	127,815
6.63%, 08/15/37	215	212,998
7.20%, 11/01/31	268	281,880
7.38%, 11/01/31	175	186,949
8.13%, 09/15/30	170	185,570
Phillips 66 3.30%, 03/15/52 (Call 09/15/51)	135	92,969
3.85%, 04/09/25 (Call 03/09/25)	422	409,808
3.90%, 03/15/28 (Call 12/15/27)	391	369,679
4.65%, 11/15/34 (Call 05/15/34)	278	259,474
4.88%, 11/15/44 (Call 05/15/44)	457	416,501
4.90%, 10/01/46 (Call 04/01/46)(d)	98	86,590
5.88%, 05/01/42	247	256,198
Shell International Finance BV 3.00%, 11/26/51 (Call 05/26/51)	200	138,178
3.13%, 11/07/49 (Call 05/07/49)	90	64,463
3.25%, 04/06/50 (Call 10/06/49)	335	246,356
3.75%, 09/12/46	80	63,634
4.00%, 05/10/46	360	298,616
4.13%, 05/11/35	582	535,580
4.38%, 05/11/45(a)	440	389,105
4.55%, 08/12/43	80	73,121
6.38%, 12/15/38	1,075	1,192,100
Tosco Corp., 8.13%, 02/15/30	450	523,638

102	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital International SA 2.43%, 01/10/25 (Call 10/10/24)	$249	$238,004
2.83%, 01/10/30 (Call 10/10/29)	310	273,659
2.99%, 06/29/41 (Call 12/29/40)	112	83,312
3.13%, 05/29/50 (Call 11/29/49)	485	345,999
3.39%, 06/29/60 (Call 12/29/59)	177	126,670
3.45%, 02/19/29 (Call 11/19/28)	314	290,350
3.46%, 07/12/49 (Call 01/12/49)	306	234,111
3.75%, 04/10/24	24	23,585
TotalEnergies Capital SA, 3.88%, 10/11/28	298	286,163
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	5	4,701
3.65%, 12/01/51 (Call 06/01/51)	232	164,852
4.00%, 06/01/52 (Call 12/01/51)	64	48,244
4.35%, 06/01/28 (Call 03/01/28)	91	87,234
4.90%, 03/15/45(a)	188	168,508
6.63%, 06/15/37	466	495,363
7.50%, 04/15/32	305	344,864

		30,426,913

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	501	472,398
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc. 3.14%, 11/07/29 (Call 08/07/29)	620	546,617
3.34%, 12/15/27 (Call 09/15/27)	1,287	1,188,107
4.08%, 12/15/47 (Call 06/15/47)	349	275,515
Halliburton Co. 2.92%, 03/01/30 (Call 12/01/29)(a)	466	403,048
3.80%, 11/15/25 (Call 08/15/25)	135	130,475
4.50%, 11/15/41 (Call 05/15/41)	107	89,617
4.75%, 08/01/43 (Call 02/01/43)	278	238,785
4.85%, 11/15/35 (Call 05/15/35)	297	276,875
5.00%, 11/15/45 (Call 05/15/45)	245	216,134
6.70%, 09/15/38	58	62,192
7.45%, 09/15/39	219	248,808
NOV Inc. 3.60%, 12/01/29 (Call 09/01/29)	272	240,233
3.95%, 12/01/42 (Call 06/01/42)	267	193,540
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)	484	416,453

		4,998,797

Packaging & Containers — 0.1%
Amcor Finance USA Inc. 3.63%, 04/28/26 (Call 01/28/26)	160	151,173
4.50%, 05/15/28 (Call 02/15/28)	68	65,235
Amcor Flexibles North America Inc. 2.63%, 06/19/30 (Call 03/19/30)	302	250,086
2.69%, 05/25/31 (Call 02/25/31)	210	170,266
Packaging Corp. of America 3.00%, 12/15/29 (Call 09/15/29)(a)	26	22,387
4.05%, 12/15/49 (Call 06/15/49)	9	7,095
Sonoco Products Co. 3.13%, 05/01/30 (Call 02/01/30)(a)	199	171,269
5.75%, 11/01/40 (Call 05/01/40)	5	5,005
WestRock MWV LLC 7.95%, 02/15/31(a)	18	20,448
8.20%, 01/15/30(a)	208	238,395
WRKCo Inc. 3.00%, 06/15/33 (Call 03/15/33)	45	36,259
3.38%, 09/15/27 (Call 06/15/27)	49	45,288

Security	Par (000)	Value

Packaging & Containers (continued)
3.90%, 06/01/28 (Call 03/01/28)	$114	$105,875
4.00%, 03/15/28 (Call 12/15/27)	95	88,796
4.20%, 06/01/32 (Call 03/01/32)(a)	35	31,653
4.90%, 03/15/29 (Call 12/15/28)(a)	14	13,428

		1,422,658

Pharmaceuticals — 3.7%
AbbVie Inc. 3.20%, 05/14/26 (Call 02/14/26)(a)	417	392,051
4.05%, 11/21/39 (Call 05/21/39)	400	338,164
4.25%, 11/14/28 (Call 08/14/28)	52	49,738
4.25%, 11/21/49 (Call 05/21/49)	967	804,757
4.30%, 05/14/36 (Call 11/14/35)	677	608,122
4.40%, 11/06/42	600	520,416
4.45%, 05/14/46 (Call 11/14/45)	597	511,098
4.50%, 05/14/35 (Call 11/14/34)	757	702,057
4.70%, 05/14/45 (Call 11/14/44)	617	546,625
4.85%, 06/15/44 (Call 12/15/43)	128	116,266
4.88%, 11/14/48 (Call 05/14/48)(a)	558	511,067
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)	60	57,485
3.45%, 12/15/27 (Call 09/15/27)	138	128,408
4.25%, 03/01/45 (Call 09/01/44)	242	201,562
4.30%, 12/15/47 (Call 06/15/47)	311	261,150
Astrazeneca Finance LLC 4.88%, 03/03/28 (Call 02/03/28)	100	99,798
4.88%, 03/03/33 (Call 12/03/32)	100	99,726
4.90%, 03/03/30 (Call 01/03/30)	100	99,590
AstraZeneca PLC 3.13%, 06/12/27 (Call 03/12/27)	352	329,532
3.38%, 11/16/25	1,120	1,075,491
4.00%, 01/17/29 (Call 10/17/28)	486	466,006
4.00%, 09/18/42	160	139,744
4.38%, 11/16/45	309	280,118
4.38%, 08/17/48 (Call 02/17/48)	201	181,809
6.45%, 09/15/37	983	1,108,480
Becton Dickinson and Co. 3.70%, 06/06/27 (Call 03/06/27)	1,017	959,773
4.67%, 06/06/47 (Call 12/06/46)	543	477,259
4.69%, 12/15/44 (Call 06/15/44)	297	263,386
Bristol-Myers Squibb Co. 2.55%, 11/13/50 (Call 05/13/50)	209	132,172
3.25%, 02/27/27	100	94,562
3.25%, 08/01/42	263	201,942
3.70%, 03/15/52 (Call 09/15/51)(a)	215	169,659
3.90%, 03/15/62 (Call 09/15/61)	355	277,961
4.25%, 10/26/49 (Call 04/26/49)	998	861,643
4.35%, 11/15/47 (Call 05/15/47)	355	312,542
4.50%, 03/01/44 (Call 09/01/43)	25	22,673
4.55%, 02/20/48 (Call 08/20/47)	447	406,278
4.63%, 05/15/44 (Call 11/15/43)	205	189,678
5.00%, 08/15/45 (Call 02/15/45)	124	120,637
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)	94	91,047
3.41%, 06/15/27 (Call 03/15/27)	179	166,815
3.50%, 11/15/24 (Call 08/15/24)	122	117,781
3.75%, 09/15/25 (Call 06/15/25)	380	365,245
4.37%, 06/15/47 (Call 12/15/46)	332	266,706
4.50%, 11/15/44 (Call 05/15/44)	122	101,198
4.60%, 03/15/43	162	136,924
4.90%, 09/15/45 (Call 03/15/45)	186	161,048

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Group (The) 2.40%, 03/15/30 (Call 12/15/29)	$972	$810,006
3.20%, 03/15/40 (Call 09/15/39)	70	52,220
3.40%, 03/15/50 (Call 09/15/49)	307	215,981
3.40%, 03/15/51 (Call 09/15/50)	155	109,042
3.88%, 10/15/47 (Call 04/15/47)	311	237,791
4.13%, 11/15/25 (Call 09/15/25)	628	610,711
4.38%, 10/15/28 (Call 07/15/28)(a)	750	720,165
4.80%, 08/15/38 (Call 02/15/38)	437	401,642
4.80%, 07/15/46 (Call 01/16/46)	374	329,258
4.90%, 12/15/48 (Call 06/15/48)	723	650,628
5.40%, 03/15/33 (Call 12/15/32)	250	249,765
6.13%, 11/15/41	139	148,774
CVS Health Corp. 2.88%, 06/01/26 (Call 03/01/26)	158	146,954
3.00%, 08/15/26 (Call 06/15/26)	166	154,149
3.25%, 08/15/29 (Call 05/15/29)	129	113,922
3.63%, 04/01/27 (Call 02/01/27)	176	165,797
3.75%, 04/01/30 (Call 01/01/30)	53	47,898
3.88%, 07/20/25 (Call 04/20/25)	137	132,748
4.13%, 04/01/40 (Call 10/01/39)	288	235,930
4.25%, 04/01/50 (Call 10/01/49)	151	120,527
4.30%, 03/25/28 (Call 12/25/27)	739	706,373
4.78%, 03/25/38 (Call 09/25/37)	766	695,283
4.88%, 07/20/35 (Call 01/20/35)	355	333,693
5.00%, 02/20/26 (Call 01/20/26)	185	183,994
5.05%, 03/25/48 (Call 09/25/47)	1,512	1,355,417
5.13%, 07/20/45 (Call 01/20/45)	898	809,080
5.25%, 02/21/33 (Call 11/21/32)	200	196,816
5.30%, 12/05/43 (Call 06/05/43)	390	363,402
5.63%, 02/21/53 (Call 08/21/52)	200	193,554
6.13%, 09/15/39	131	133,311
6.25%, 06/01/27	64	66,593
Eli Lilly & Co. 2.25%, 05/15/50 (Call 11/15/49)(a)	742	466,421
2.50%, 09/15/60 (Call 03/15/60)(a)	100	60,618
3.10%, 05/15/27 (Call 02/15/27)	41	38,376
3.38%, 03/15/29 (Call 12/15/28)	67	62,205
3.70%, 03/01/45 (Call 09/01/44)	91	77,005
3.95%, 05/15/47 (Call 11/15/46)	160	142,030
3.95%, 03/15/49 (Call 09/15/48)	155	137,209
4.15%, 03/15/59 (Call 09/15/58)	145	126,444
4.70%, 02/27/33 (Call 11/27/32)	160	159,117
4.88%, 02/27/53 (Call 08/27/52)	205	204,428
4.95%, 02/27/63 (Call 08/27/62)	70	69,584
5.50%, 03/15/27	20	20,624
5.55%, 03/15/37(a)	250	264,760
GlaxoSmithKline Capital Inc. 3.63%, 05/15/25	575	557,905
3.88%, 05/15/28	166	158,163
4.20%, 03/18/43	314	272,426
5.38%, 04/15/34	54	55,511
6.38%, 05/15/38	382	431,729
GlaxoSmithKline Capital PLC 3.00%, 06/01/24 (Call 05/01/24)	274	266,966
3.38%, 06/01/29 (Call 03/01/29)	78	71,293
Johnson & Johnson 2.45%, 09/01/60 (Call 03/01/60)	221	135,281
3.50%, 01/15/48 (Call 07/15/47)	40	32,926
3.70%, 03/01/46 (Call 09/01/45)	383	322,164

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 03/03/47 (Call 09/03/46)	$322	$273,471
4.38%, 12/05/33 (Call 06/05/33)	136	134,361
4.50%, 09/01/40	41	39,406
4.50%, 12/05/43 (Call 06/05/43)	132	127,933
4.85%, 05/15/41	108	107,608
4.95%, 05/15/33	45	47,129
5.85%, 07/15/38	337	374,094
5.95%, 08/15/37	163	180,940
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	94	88,934
Mead Johnson Nutrition Co. 4.13%, 11/15/25 (Call 08/15/25)	305	296,994
4.60%, 06/01/44 (Call 12/01/43)	120	107,755
5.90%, 11/01/39(a)	66	69,070
Merck & Co. Inc. 2.45%, 06/24/50 (Call 12/24/49)	180	114,505
2.75%, 12/10/51 (Call 06/10/51)(a)	410	273,626
2.90%, 12/10/61 (Call 06/10/61)	555	355,949
3.40%, 03/07/29 (Call 12/07/28)	194	180,115
3.60%, 09/15/42 (Call 03/15/42)	228	185,690
3.70%, 02/10/45 (Call 08/10/44)	535	439,893
3.90%, 03/07/39 (Call 09/07/38)	67	58,594
4.00%, 03/07/49 (Call 09/07/48)	372	317,677
4.15%, 05/18/43	287	256,070
6.50%, 12/01/33	442	500,645
6.55%, 09/15/37	102	116,101
Merck Sharp & Dohme Corp. 5.75%, 11/15/36	185	194,727
5.95%, 12/01/28	78	82,635
Mylan Inc. 5.20%, 04/15/48 (Call 10/15/47)	214	163,261
5.40%, 11/29/43 (Call 05/29/43)	74	59,700
Novartis Capital Corp. 2.75%, 08/14/50 (Call 02/14/50)(a)	90	62,455
4.00%, 11/20/45 (Call 05/20/45)	120	104,748
4.40%, 05/06/44	331	306,791
Pfizer Inc. 2.70%, 05/28/50 (Call 11/28/49)	700	478,247
4.00%, 03/15/49 (Call 09/15/48)(a)	233	201,401
4.13%, 12/15/46	226	197,886
4.20%, 09/15/48 (Call 03/15/48)	196	174,473
4.40%, 05/15/44	50	46,156
7.20%, 03/15/39	302	367,890
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	568	528,677
Takeda Pharmaceutical Co. Ltd. 3.18%, 07/09/50 (Call 01/09/50)	422	288,513
3.38%, 07/09/60 (Call 01/09/60)	222	148,476
5.00%, 11/26/28 (Call 08/26/28)(a)	355	350,200
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	335	261,280
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	539	347,445
Zoetis Inc. 2.00%, 05/15/30 (Call 02/15/30)	25	20,479
3.00%, 09/12/27 (Call 06/15/27)	427	394,100
3.00%, 05/15/50 (Call 11/15/49)	85	57,930
3.90%, 08/20/28 (Call 05/20/28)(a)	307	290,704
3.95%, 09/12/47 (Call 03/12/47)	333	270,559
4.45%, 08/20/48 (Call 02/20/48)	114	98,882
4.50%, 11/13/25 (Call 08/13/25)	563	552,213
4.70%, 02/01/43 (Call 08/01/42)	703	632,946

		41,680,132

104	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 3.4%
Boardwalk Pipelines LP 4.45%, 07/15/27 (Call 04/15/27)	$575	$547,825
4.80%, 05/03/29 (Call 02/03/29)	194	183,879
4.95%, 12/15/24 (Call 09/15/24)	202	198,784
5.95%, 06/01/26 (Call 03/01/26)	112	112,819
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/39 (Call 07/04/39)	55	43,436
3.70%, 11/15/29 (Call 05/18/29)(a)	589	530,654
5.13%, 06/30/27 (Call 01/01/27)	673	664,170
5.88%, 03/31/25 (Call 10/02/24)	562	563,928
Cheniere Energy Partners LP, 3.25%, 01/31/32 (Call 01/31/27)(a)	82	65,700
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)(a)	96	94,931
Enbridge Energy Partners LP 7.38%, 10/15/45 (Call 04/15/45)	129	146,041
Series B, 7.50%, 04/15/38	127	142,258
Enbridge Inc. 2.50%, 01/15/25 (Call 12/15/24)	381	360,578
2.50%, 08/01/33 (Call 05/01/33)	305	235,567
3.13%, 11/15/29 (Call 08/15/29)	160	139,424
3.40%, 08/01/51 (Call 02/01/51)	200	137,282
3.50%, 06/10/24 (Call 03/10/24)	102	99,336
3.70%, 07/15/27 (Call 04/15/27)(a)	224	209,850
4.00%, 11/15/49 (Call 05/15/49)	133	103,106
4.25%, 12/01/26 (Call 09/01/26)	256	245,327
4.50%, 06/10/44 (Call 12/10/43)	369	308,989
5.50%, 12/01/46 (Call 05/29/46)	132	125,017
Energy Transfer LP 4.15%, 09/15/29 (Call 06/15/29)	795	724,817
4.40%, 03/15/27 (Call 12/15/26)	579	552,933
4.95%, 05/15/28 (Call 02/15/28)	506	487,582
5.00%, 05/15/44 (Call 11/15/43)	1,520	1,253,757
5.00%, 05/15/50 (Call 11/15/49)	380	312,022
5.40%, 10/01/47 (Call 04/01/47)	5	4,302
6.00%, 06/15/48 (Call 12/15/47)	35	32,205
6.25%, 04/15/49 (Call 10/15/48)	255	242,390
6.63%, 10/15/36	135	136,918
7.50%, 07/01/38	80	86,738
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)	285	244,390
3.13%, 07/31/29 (Call 04/30/29)	31	27,363
3.70%, 01/31/51 (Call 07/31/50)	90	66,206
3.95%, 01/31/60 (Call 07/31/59)	129	94,957
4.15%, 10/16/28 (Call 07/16/28)	164	154,934
4.20%, 01/31/50 (Call 07/31/49)	179	143,594
4.25%, 02/15/48 (Call 08/15/47)	153	124,228
4.45%, 02/15/43 (Call 08/15/42)	155	132,392
4.80%, 02/01/49 (Call 08/01/48)	158	138,357
4.85%, 08/15/42 (Call 02/15/42)	146	130,912
4.85%, 03/15/44 (Call 09/15/43)	147	130,783
4.90%, 05/15/46 (Call 11/15/45)	212	186,172
4.95%, 10/15/54 (Call 04/15/54)	160	139,834
5.10%, 02/15/45 (Call 08/15/44)	167	152,788
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(b)	457	382,290
5.70%, 02/15/42	90	88,624
5.95%, 02/01/41	161	163,024
6.13%, 10/15/39	125	130,669
6.45%, 09/01/40	244	258,916

Security	Par (000)	Value

Pipelines (continued)
7.55%, 04/15/38	$60	$67,773
Series D, 6.88%, 03/01/33	8	8,890
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	234	209,297
Series H, 6.65%, 10/15/34	14	14,929
Kinder Morgan Energy Partners LP 4.70%, 11/01/42 (Call 05/01/42)	69	57,365
5.00%, 08/15/42 (Call 02/15/42)	117	99,981
5.00%, 03/01/43 (Call 09/01/42)	218	184,330
5.40%, 09/01/44 (Call 03/01/44)	143	128,114
5.50%, 03/01/44 (Call 09/01/43)	385	346,546
5.63%, 09/01/41	70	63,793
5.80%, 03/15/35	293	285,778
6.38%, 03/01/41	118	117,704
6.50%, 02/01/37	178	179,787
6.50%, 09/01/39	103	104,919
6.55%, 09/15/40	95	95,092
6.95%, 01/15/38	271	288,997
7.30%, 08/15/33	151	164,306
7.40%, 03/15/31(a)	54	58,244
7.50%, 11/15/40	89	97,774
7.75%, 03/15/32	146	161,420
Kinder Morgan Inc. 3.25%, 08/01/50 (Call 02/01/50)	130	82,250
3.60%, 02/15/51 (Call 08/15/50)	62	41,936
4.30%, 06/01/25 (Call 03/01/25)	514	502,085
4.30%, 03/01/28 (Call 12/01/27)	379	361,668
5.05%, 02/15/46 (Call 08/15/45)	210	177,234
5.20%, 03/01/48 (Call 09/01/47)	125	108,531
5.30%, 12/01/34 (Call 06/01/34)	371	347,935
5.55%, 06/01/45 (Call 12/01/44)	397	359,742
7.75%, 01/15/32	288	321,347
7.80%, 08/01/31	153	170,024
Magellan Midstream Partners LP 3.95%, 03/01/50 (Call 09/01/49)	145	106,607
4.20%, 10/03/47 (Call 04/03/47)	94	71,846
4.25%, 09/15/46 (Call 03/15/46)	192	147,669
4.85%, 02/01/49 (Call 08/01/48)	103	87,210
5.15%, 10/15/43 (Call 04/15/43)	93	81,794
MPLX LP 4.00%, 03/15/28 (Call 12/15/27)	194	181,704
4.13%, 03/01/27 (Call 12/01/26)	456	435,029
4.25%, 12/01/27 (Call 09/01/27)	121	114,454
4.50%, 04/15/38 (Call 10/15/37)	329	281,084
4.70%, 04/15/48 (Call 10/15/47)	433	348,630
4.80%, 02/15/29 (Call 11/15/28)	182	174,887
4.90%, 04/15/58 (Call 10/15/57)	107	85,671
4.95%, 03/14/52 (Call 09/14/51)	160	133,104
5.00%, 03/01/33 (Call 12/01/32)	90	84,436
5.20%, 03/01/47 (Call 09/01/46)	382	330,774
5.50%, 02/15/49 (Call 08/15/48)	341	305,318
5.65%, 03/01/53 (Call 09/01/52)	40	36,837
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	43	40,770
ONEOK Inc. 2.20%, 09/15/25 (Call 08/15/25)	389	356,651
2.75%, 09/01/24 (Call 08/01/24)	949	907,737
3.10%, 03/15/30 (Call 12/15/29)	203	172,140
3.40%, 09/01/29 (Call 06/01/29)	262	227,330
4.00%, 07/13/27 (Call 04/13/27)	274	257,757
4.35%, 03/15/29 (Call 12/15/28)	380	353,164

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.45%, 09/01/49 (Call 03/01/49)	$123	$92,443
4.50%, 03/15/50 (Call 09/15/49)	167	127,256
4.55%, 07/15/28 (Call 04/15/28)	328	311,593
4.90%, 03/15/25 (Call 12/15/24)	2,717	2,679,370
4.95%, 07/13/47 (Call 01/06/47)	205	168,131
5.20%, 07/15/48 (Call 01/15/48)	215	182,675
5.85%, 01/15/26 (Call 12/15/25)(a)	437	440,548
6.00%, 06/15/35	236	227,315
6.10%, 11/15/32 (Call 08/15/32)	485	487,954
6.35%, 01/15/31 (Call 10/15/30)	115	117,771
7.15%, 01/15/51 (Call 07/15/50)	94	98,484
ONEOK Partners LP 6.13%, 02/01/41 (Call 08/01/40)	236	227,856
6.20%, 09/15/43 (Call 03/15/43)(a)	146	141,102
6.65%, 10/01/36	222	225,017
6.85%, 10/15/37	203	210,318
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	204	177,162
4.70%, 06/15/44 (Call 12/15/43)	131	101,233
4.90%, 02/15/45 (Call 08/15/44)	179	141,226
5.15%, 06/01/42 (Call 12/01/41)	89	73,108
6.65%, 01/15/37(a)	196	195,941
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	369	346,591
4.50%, 05/15/30 (Call 11/15/29)	257	240,680
5.00%, 03/15/27 (Call 09/15/26)	854	833,521
5.63%, 03/01/25 (Call 12/01/24)	674	673,205
5.88%, 06/30/26 (Call 12/31/25)	522	525,273
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	328	306,437
3.50%, 03/15/25 (Call 12/15/24)	183	175,965
4.50%, 03/15/45 (Call 09/15/44)	241	199,483
4.75%, 03/15/24 (Call 12/15/23)	88	87,241
5.95%, 09/25/43 (Call 03/25/43)	181	178,437
Targa Resources Corp. 4.95%, 04/15/52 (Call 10/15/51)	145	116,217
6.50%, 02/15/53 (Call 08/15/52)	30	29,520
6.88%, 01/15/29 (Call 01/15/24)	345	349,692
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)(a)	241	227,593
4.38%, 03/13/25 (Call 12/13/24)	74	72,248
Tennessee Gas Pipeline Co. LLC 7.00%, 03/15/27	222	232,896
7.00%, 10/15/28	156	165,365
7.63%, 04/01/37	5	5,490
Texas Eastern Transmission LP, 7.00%, 07/15/32(a)	173	194,566
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)	358	326,797
4.25%, 05/15/28 (Call 02/15/28)	192	181,547
4.63%, 03/01/34 (Call 12/01/33)	291	264,973
4.75%, 05/15/38 (Call 11/15/37)	91	81,282
4.88%, 05/15/48 (Call 11/15/47)	136	119,339
5.10%, 03/15/49 (Call 09/15/48)	158	143,709
5.60%, 03/31/34(a)	87	85,419
5.85%, 03/15/36	128	126,861
6.10%, 06/01/40	111	112,336
6.20%, 10/15/37	205	211,242
7.25%, 08/15/38	228	252,690
7.63%, 01/15/39	326	377,365

Security	Par (000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC 3.95%, 05/15/50 (Call 11/15/49)	$158	$122,371
4.00%, 03/15/28 (Call 12/15/27)	98	92,340
4.45%, 08/01/42 (Call 02/01/42)(a)	85	73,154
4.60%, 03/15/48 (Call 09/15/47)	148	126,610
5.40%, 08/15/41 (Call 02/15/41)	93	89,043
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	212	204,811
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	288	270,919
4.85%, 03/01/48 (Call 09/01/47)	148	126,956
4.90%, 01/15/45 (Call 07/15/44)(a)	102	86,875
5.10%, 09/15/45 (Call 03/15/45)	420	369,193
5.40%, 03/04/44 (Call 09/04/43)	162	149,356
5.65%, 03/15/33 (Call 12/15/32)	100	100,050
5.75%, 06/24/44 (Call 12/24/43)	82	78,099
5.80%, 11/15/43 (Call 05/15/43)	107	103,203
6.30%, 04/15/40	268	274,657
8.75%, 03/15/32	86	102,141

		38,553,653

Real Estate — 0.4%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	336	327,946
CBRE Services Inc. 2.50%, 04/01/31 (Call 01/01/31)	1,098	892,377
4.88%, 03/01/26 (Call 12/01/25)	3,677	3,596,952

		4,817,275

Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities Inc. 1.88%, 02/01/33 (Call 11/01/32)	115	85,259
2.00%, 05/18/32 (Call 02/18/32)	20	15,274
2.75%, 12/15/29 (Call 09/15/29)	13	10,990
2.95%, 03/15/34 (Call 12/15/33)	200	160,730
3.00%, 05/18/51 (Call 11/18/50)	250	160,697
3.38%, 08/15/31 (Call 05/15/31)	10	8,774
3.55%, 03/15/52 (Call 09/15/51)	225	161,017
3.95%, 01/15/27 (Call 10/15/26)	156	148,999
3.95%, 01/15/28 (Call 10/15/27)(a)	38	35,819
4.00%, 02/01/50 (Call 08/01/49)	254	196,624
4.30%, 01/15/26 (Call 10/15/25)	165	160,266
4.50%, 07/30/29 (Call 04/30/29)(a)	3	2,857
4.70%, 07/01/30 (Call 04/01/30)	58	55,965
4.85%, 04/15/49 (Call 10/15/48)	100	87,177
4.90%, 12/15/30 (Call 09/15/30)	109	105,571
5.15%, 04/15/53 (Call 10/15/52)	85	78,849
American Homes 4 Rent LP 3.38%, 07/15/51 (Call 01/15/51)	60	39,010
4.25%, 02/15/28 (Call 11/15/27)	95	88,715
4.30%, 04/15/52 (Call 10/15/51)	67	51,451
4.90%, 02/15/29 (Call 11/15/28)	66	62,744
American Tower Corp. 1.88%, 10/15/30 (Call 07/15/30)	215	165,713
2.10%, 06/15/30 (Call 03/15/30)	112	88,542
2.30%, 09/15/31 (Call 06/15/31)	345	268,013
2.40%, 03/15/25 (Call 02/15/25)	296	277,814
2.70%, 04/15/31 (Call 01/15/31)	225	182,367
2.75%, 01/15/27 (Call 11/15/26)(a)	162	146,190
2.90%, 01/15/30 (Call 10/15/29)	261	220,801
2.95%, 01/15/25 (Call 12/15/24)	308	293,432

106	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.95%, 01/15/51 (Call 07/15/50)	$85	$51,334
3.10%, 06/15/50 (Call 12/15/49)	470	292,429
3.13%, 01/15/27 (Call 10/15/26)	343	314,401
3.38%, 05/15/24 (Call 04/15/24)	55	53,528
3.38%, 10/15/26 (Call 07/15/26)	359	333,637
3.55%, 07/15/27 (Call 04/15/27)	360	332,590
3.60%, 01/15/28 (Call 10/15/27)	280	256,029
3.70%, 10/15/49 (Call 04/15/49)	234	163,280
3.80%, 08/15/29 (Call 05/15/29)	302	272,307
3.95%, 03/15/29 (Call 12/15/28)	57	52,020
4.00%, 06/01/25 (Call 03/01/25)	270	261,244
4.40%, 02/15/26 (Call 11/15/25)	224	217,475
5.50%, 03/15/28 (Call 02/15/28)	250	249,235
5.65%, 03/15/33 (Call 12/15/32)	250	248,860
AvalonBay Communities Inc. 2.30%, 03/01/30 (Call 12/01/29)	22	18,423
3.20%, 01/15/28 (Call 10/15/27)	38	34,924
3.30%, 06/01/29 (Call 03/01/29)	32	28,636
3.90%, 10/15/46 (Call 04/15/46)	121	94,488
4.15%, 07/01/47 (Call 01/01/47)	25	20,422
4.35%, 04/15/48 (Call 10/15/47)	25	21,063
Boston Properties LP 2.45%, 10/01/33 (Call 07/01/33)(a)	255	186,056
2.55%, 04/01/32 (Call 01/01/32)	145	110,491
2.75%, 10/01/26 (Call 07/01/26)	467	421,411
2.90%, 03/15/30 (Call 12/15/29)	66	54,259
3.20%, 01/15/25 (Call 10/15/24)	247	235,831
3.25%, 01/30/31 (Call 10/30/30)	306	255,290
3.40%, 06/21/29 (Call 03/21/29)	114	97,965
3.65%, 02/01/26 (Call 11/03/25)(a)	598	566,778
4.50%, 12/01/28 (Call 09/01/28)	278	258,251
Brandywine Operating Partnership LP 3.95%, 11/15/27 (Call 08/15/27)	611	515,629
4.55%, 10/01/29 (Call 07/01/29)(a)	67	55,274
Brixmor Operating Partnership LP 2.50%, 08/16/31 (Call 05/16/31)	35	27,152
3.65%, 06/15/24 (Call 04/15/24)	5	4,843
3.85%, 02/01/25 (Call 11/01/24)	148	142,151
3.90%, 03/15/27 (Call 12/15/26)	86	79,794
4.05%, 07/01/30 (Call 04/01/30)	55	48,684
4.13%, 06/15/26 (Call 03/15/26)	149	140,561
4.13%, 05/15/29 (Call 02/15/29)	88	79,284
Camden Property Trust 2.80%, 05/15/30 (Call 02/15/30)	9	7,727
3.15%, 07/01/29 (Call 04/01/29)	72	63,927
3.35%, 11/01/49 (Call 05/01/49)	59	42,403
4.10%, 10/15/28 (Call 07/15/28)	56	53,174
Corporate Office Properties LP 2.00%, 01/15/29 (Call 11/15/28)	355	273,133
2.25%, 03/15/26 (Call 02/15/26)	975	871,338
2.75%, 04/15/31 (Call 01/15/31)	132	99,568
2.90%, 12/01/33 (Call 09/01/33)	105	74,002
Crown Castle Inc. 3.25%, 01/15/51 (Call 07/15/50)	509	333,960
4.75%, 05/15/47 (Call 11/15/46)	153	129,313
Crown Castle International Corp. 2.10%, 04/01/31 (Call 01/01/31)	187	146,498
2.25%, 01/15/31 (Call 10/15/30)	145	116,022
2.50%, 07/15/31 (Call 04/15/31)(a)	107	86,292
3.10%, 11/15/29 (Call 08/15/29)	125	108,427

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.30%, 07/01/30 (Call 04/01/30)	$145	$126,392
3.65%, 09/01/27 (Call 06/01/27)	162	150,641
3.70%, 06/15/26 (Call 03/15/26)	347	328,338
3.80%, 02/15/28 (Call 11/15/27)	127	118,099
4.00%, 03/01/27 (Call 12/01/26)	83	79,087
4.00%, 11/15/49 (Call 05/15/49)	92	69,886
4.15%, 07/01/50 (Call 01/01/50)	170	130,801
4.30%, 02/15/29 (Call 11/15/28)	139	130,663
4.45%, 02/15/26 (Call 11/15/25)	337	327,480
5.20%, 02/15/49 (Call 08/15/48)(a)	144	131,517
CubeSmart LP 3.00%, 02/15/30 (Call 11/15/29)	20	16,897
4.38%, 02/15/29 (Call 11/15/28)	15	13,929
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)(a)	140	123,759
3.70%, 08/15/27 (Call 05/15/27)	407	377,159
4.45%, 07/15/28 (Call 04/15/28)	135	127,339
Equinix Inc. 1.80%, 07/15/27 (Call 05/15/27)	241	206,754
2.15%, 07/15/30 (Call 04/15/30)	317	253,318
2.50%, 05/15/31 (Call 02/15/31)	380	304,015
2.63%, 11/18/24 (Call 10/18/24)	422	401,761
2.90%, 11/18/26 (Call 09/18/26)	559	510,680
2.95%, 09/15/51 (Call 03/15/51)	239	148,892
3.00%, 07/15/50 (Call 01/15/50)	194	123,956
3.20%, 11/18/29 (Call 08/18/29)	580	505,719
3.40%, 02/15/52 (Call 08/15/51)	165	112,596
ERP Operating LP 2.50%, 02/15/30 (Call 11/15/29)	135	113,978
2.85%, 11/01/26 (Call 08/01/26)	80	73,634
3.00%, 07/01/29 (Call 04/01/29)	64	55,947
3.25%, 08/01/27 (Call 05/01/27)	53	49,105
3.50%, 03/01/28 (Call 12/01/27)	37	34,151
4.00%, 08/01/47 (Call 02/01/47)	27	21,627
4.15%, 12/01/28 (Call 09/01/28)	28	26,390
4.50%, 07/01/44 (Call 01/01/44)	154	136,019
4.50%, 06/01/45 (Call 12/01/44)	20	17,107
Essex Portfolio LP 2.65%, 03/15/32 (Call 12/15/31)	200	158,626
3.00%, 01/15/30 (Call 10/15/29)	10	8,503
4.00%, 03/01/29 (Call 12/01/28)	20	18,380
4.50%, 03/15/48 (Call 09/15/47)	22	18,231
Federal Realty Investment Trust 3.20%, 06/15/29 (Call 03/15/29)(a)	56	48,376
3.25%, 07/15/27 (Call 04/15/27)	95	87,120
4.50%, 12/01/44 (Call 06/01/44)	113	90,496
GLP Capital LP/GLP Financing II Inc. 3.25%, 01/15/32 (Call 10/15/31)	40	31,746
4.00%, 01/15/30 (Call 10/17/29)	128	112,273
4.00%, 01/15/31 (Call 10/15/30)	32	27,454
5.30%, 01/15/29 (Call 10/15/28)(a)	191	180,776
5.75%, 06/01/28 (Call 03/03/28)	168	164,499
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	35	29,791
Healthpeak Properties Interim Inc. 3.00%, 01/15/30 (Call 10/15/29)	218	187,805
3.25%, 07/15/26 (Call 05/15/26)(a)	290	271,750
3.40%, 02/01/25 (Call 11/01/24)	134	129,070
3.50%, 07/15/29 (Call 04/15/29)	229	204,524
4.00%, 06/01/25 (Call 03/01/25)	58	56,275

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.75%, 02/01/41 (Call 08/01/40)	$161	$169,370
Highwoods Realty LP 3.05%, 02/15/30 (Call 11/15/29)	67	53,069
4.20%, 04/15/29 (Call 01/15/29)(a)	67	58,210
Host Hotels & Resorts LP Series E, 4.00%, 06/15/25 (Call 03/15/25)	137	133,280
Series F, 4.50%, 02/01/26 (Call 11/01/25)	431	416,820
Series H, 3.38%, 12/15/29 (Call 09/16/29)	112	95,288
Series I, 3.50%, 09/15/30 (Call 06/15/30)	205	170,714
Series J, 2.90%, 12/15/31 (Call 09/15/31)	100	77,104
Hudson Pacific Properties LP 3.25%, 01/15/30 (Call 10/15/29)	161	121,315
3.95%, 11/01/27 (Call 08/01/27)	74	63,979
4.65%, 04/01/29 (Call 01/01/29)	42	35,591
5.95%, 02/15/28 (Call 01/15/28)(a)	55	52,346
Kilroy Realty LP 2.50%, 11/15/32 (Call 08/15/32)	320	226,106
3.05%, 02/15/30 (Call 11/15/29)	50	39,791
3.45%, 12/15/24 (Call 09/15/24)	41	39,271
4.25%, 08/15/29 (Call 05/15/29)	232	201,865
4.38%, 10/01/25 (Call 07/01/25)	193	185,485
4.75%, 12/15/28 (Call 09/15/28)(a)	187	171,702
Kimco Realty Corp. 2.80%, 10/01/26 (Call 07/01/26)	51	46,606
3.30%, 02/01/25 (Call 12/01/24)	449	430,631
3.70%, 10/01/49 (Call 04/01/49)	88	62,176
3.80%, 04/01/27 (Call 01/01/27)	6	5,625
4.13%, 12/01/46 (Call 06/01/46)	115	85,937
4.25%, 04/01/45 (Call 10/01/44)	120	92,400
4.45%, 09/01/47 (Call 03/01/47)	143	115,069
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	90	83,327
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	25	22,429
Life Storage LP 3.88%, 12/15/27 (Call 09/15/27)	9	8,368
4.00%, 06/15/29 (Call 03/15/29)	34	31,001
Mid-America Apartments LP 2.75%, 03/15/30 (Call 12/15/29)	30	25,922
3.95%, 03/15/29 (Call 12/15/28)	20	18,801
National Retail Properties Inc. 2.50%, 04/15/30 (Call 01/15/30)(a)	7	5,799
3.00%, 04/15/52 (Call 10/15/51)(a)	15	9,276
3.10%, 04/15/50 (Call 10/15/49)	98	62,548
3.50%, 04/15/51 (Call 01/15/50)	55	37,982
4.30%, 10/15/28 (Call 07/15/28)	2	1,868
4.80%, 10/15/48 (Call 04/25/48)	31	26,367
Omega Healthcare Investors Inc. 3.25%, 04/15/33 (Call 01/15/33)	20	14,343
3.38%, 02/01/31 (Call 11/01/30)	107	84,543
3.63%, 10/01/29 (Call 07/01/29)	190	157,761
Physicians Realty LP 2.63%, 11/01/31 (Call 08/01/31)	5	3,998
3.95%, 01/15/28 (Call 10/15/27)(a)	24	22,144
4.30%, 03/15/27 (Call 12/15/26)	112	106,589
Piedmont Operating Partnership LP 2.75%, 04/01/32 (Call 01/01/32)	5	3,532
3.15%, 08/15/30 (Call 05/15/30)(a)	37	28,277
Prologis LP 2.13%, 04/15/27 (Call 02/15/27)	98	88,247
2.13%, 10/15/50 (Call 04/15/50)	105	59,196
2.25%, 04/15/30 (Call 01/15/30)	343	286,556

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 04/15/50 (Call 10/15/49)	$278	$189,301
3.25%, 10/01/26 (Call 07/01/26)	27	25,532
3.88%, 09/15/28 (Call 06/15/28)(a)	116	109,876
4.38%, 02/01/29 (Call 11/01/28)(a)	131	126,171
4.38%, 09/15/48 (Call 03/15/48)	55	47,925
Realty Income Corp. 3.25%, 06/15/29 (Call 03/15/29)	11	9,836
3.65%, 01/15/28 (Call 10/15/27)(a)	137	128,325
4.65%, 03/15/47 (Call 09/15/46)	53	48,195
Regency Centers LP 2.95%, 09/15/29 (Call 06/15/29)	99	83,354
3.60%, 02/01/27 (Call 11/01/26)	73	68,615
4.13%, 03/15/28 (Call 12/15/27)	40	37,096
4.40%, 02/01/47 (Call 08/01/46)	102	81,712
4.65%, 03/15/49 (Call 09/15/48)	111	91,813
Sabra Health Care LP 3.20%, 12/01/31 (Call 09/01/31)	86	63,788
3.90%, 10/15/29 (Call 07/15/29)	52	43,246
5.13%, 08/15/26 (Call 05/15/26)	289	273,177
Simon Property Group LP 2.45%, 09/13/29 (Call 06/13/29)	145	121,614
3.25%, 09/13/49 (Call 03/13/49)	402	276,982
3.80%, 07/15/50 (Call 01/15/50)	146	109,715
4.25%, 10/01/44 (Call 04/01/44)	70	56,888
4.25%, 11/30/46 (Call 05/30/46)	136	110,705
4.75%, 03/15/42 (Call 09/15/41)	85	74,812
6.75%, 02/01/40 (Call 11/01/39)(a)	96	106,928
SITE Centers Corp. 4.25%, 02/01/26 (Call 11/01/25)	5	4,714
4.70%, 06/01/27 (Call 03/01/27)	75	70,321
Spirit Realty LP 3.40%, 01/15/30 (Call 10/15/29)	33	27,919
4.00%, 07/15/29 (Call 04/15/29)	29	25,571
STORE Capital Corp. 4.50%, 03/15/28 (Call 12/15/27)	25	22,224
4.63%, 03/15/29 (Call 12/15/28)	53	46,617
Tanger Properties LP 3.13%, 09/01/26 (Call 06/01/26)	39	35,372
3.88%, 07/15/27 (Call 04/15/27)	40	36,739
UDR Inc. 3.00%, 08/15/31 (Call 05/15/31)	19	15,997
3.20%, 01/15/30 (Call 10/15/29)	76	66,657
4.40%, 01/26/29 (Call 10/26/28)	26	24,382
Ventas Realty LP 2.50%, 09/01/31 (Call 06/01/31)	48	37,897
2.65%, 01/15/25 (Call 12/15/24)	80	75,604
3.00%, 01/15/30 (Call 10/15/29)	182	154,871
3.25%, 10/15/26 (Call 07/15/26)	79	72,816
3.50%, 04/15/24 (Call 03/15/24)	20	19,459
3.50%, 02/01/25 (Call 11/01/24)	204	195,854
3.75%, 05/01/24 (Call 02/01/24)	25	24,422
3.85%, 04/01/27 (Call 01/01/27)	113	106,899
4.00%, 03/01/28 (Call 12/01/27)	276	255,772
4.13%, 01/15/26 (Call 10/15/25)	100	96,218
4.38%, 02/01/45 (Call 08/01/44)	121	96,631
4.40%, 01/15/29 (Call 10/15/28)	496	461,612
4.75%, 11/15/30 (Call 08/15/30)(a)	65	61,339
4.88%, 04/15/49 (Call 10/15/48)	80	68,266
5.70%, 09/30/43 (Call 03/30/43)(a)	101	95,200

108	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP 4.75%, 02/15/28 (Call 01/15/28)	$112	$105,661
4.95%, 02/15/30 (Call 12/15/29)	169	158,297
5.13%, 05/15/32 (Call 02/15/32)	184	170,608
5.63%, 05/15/52 (Call 11/15/51)	307	273,024
Welltower OP LLC 2.05%, 01/15/29 (Call 11/15/28)	85	69,558
2.70%, 02/15/27 (Call 12/15/26)	187	168,700
2.75%, 01/15/31 (Call 10/15/30)	85	69,279
2.75%, 01/15/32 (Call 10/15/31)	200	159,660
2.80%, 06/01/31 (Call 03/01/31)	250	202,700
3.10%, 01/15/30 (Call 10/15/29)	240	205,054
3.63%, 03/15/24 (Call 02/15/24)	309	302,774
4.00%, 06/01/25 (Call 03/01/25)	578	558,706
4.13%, 03/15/29 (Call 09/15/28)	340	313,844
4.25%, 04/01/26 (Call 01/01/26)	104	100,358
4.25%, 04/15/28 (Call 01/15/28)	214	202,031
4.95%, 09/01/48 (Call 03/01/48)	165	140,507
6.50%, 03/15/41 (Call 09/15/40)	202	208,129
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)	266	242,222
4.00%, 04/15/30 (Call 01/15/30)(a)	125	113,487
6.95%, 10/01/27(a)	209	222,512
7.38%, 03/15/32	710	789,307
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	72	65,374

		33,200,199

Retail — 2.5%
Advance Auto Parts Inc. 3.50%, 03/15/32 (Call 12/15/31)(a)	25	20,523
3.90%, 04/15/30 (Call 01/15/30)	145	128,142
AutoNation Inc. 3.80%, 11/15/27 (Call 08/15/27)	171	156,752
4.50%, 10/01/25 (Call 07/01/25)	27	26,245
4.75%, 06/01/30 (Call 03/01/30)(a)	296	276,171
AutoZone Inc. 3.75%, 04/18/29 (Call 01/18/29)	74	67,894
4.00%, 04/15/30 (Call 01/15/30)	4	3,675
Best Buy Co. Inc. 1.95%, 10/01/30 (Call 07/01/30)(a)	2,100	1,650,705
4.45%, 10/01/28 (Call 07/01/28)(a)	2,324	2,225,974
Costco Wholesale Corp. 1.60%, 04/20/30 (Call 01/20/30)	38	31,012
1.75%, 04/20/32 (Call 01/20/32)	271	213,835
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	61	50,118
Dollar General Corp. 3.50%, 04/03/30 (Call 01/03/30)	125	111,790
4.13%, 05/01/28 (Call 02/01/28)	44	41,867
4.13%, 04/03/50 (Call 10/03/49)	72	57,075
Dollar Tree Inc. 3.38%, 12/01/51 (Call 06/01/51)	75	50,065
4.20%, 05/15/28 (Call 02/15/28)	53	50,453
Home Depot Inc. (The) 1.88%, 09/15/31 (Call 06/15/31)	185	146,463
2.13%, 09/15/26 (Call 06/15/26)(a)	254	231,211
2.38%, 03/15/51 (Call 09/15/50)	80	47,962
2.50%, 04/15/27 (Call 02/15/27)	480	438,715
2.70%, 04/15/30 (Call 01/15/30)	352	305,307
2.75%, 09/15/51 (Call 03/15/51)	90	58,610
2.80%, 09/14/27 (Call 06/14/27)	440	404,791
2.95%, 06/15/29 (Call 03/15/29)	1,122	1,001,912

Security	Par (000)	Value

Retail (continued)
3.00%, 04/01/26 (Call 01/01/26)	$510	$481,491
3.13%, 12/15/49 (Call 06/15/49)	242	171,084
3.25%, 04/15/32 (Call 01/15/32)	550	482,069
3.30%, 04/15/40 (Call 10/15/39)	166	132,269
3.35%, 09/15/25 (Call 06/15/25)	283	271,994
3.35%, 04/15/50 (Call 10/15/49)	332	246,241
3.50%, 09/15/56 (Call 03/15/56)	274	205,462
3.63%, 04/15/52 (Call 10/15/51)	210	161,486
3.90%, 12/06/28 (Call 09/06/28)	378	361,909
3.90%, 06/15/47 (Call 12/15/46)	186	153,578
4.20%, 04/01/43 (Call 10/01/42)	170	148,777
4.25%, 04/01/46 (Call 10/01/45)	573	496,229
4.40%, 03/15/45 (Call 09/15/44)(a)	228	202,161
4.50%, 09/15/32 (Call 06/15/32)	610	588,125
4.50%, 12/06/48 (Call 06/06/48)	311	279,661
4.88%, 02/15/44 (Call 08/15/43)	262	251,234
4.95%, 09/15/52 (Call 03/15/52)(a)	165	158,446
5.40%, 09/15/40 (Call 03/15/40)	267	270,637
5.88%, 12/16/36	886	947,143
5.95%, 04/01/41 (Call 10/01/40)	135	144,762
Lowe’s Companies Inc. 1.70%, 10/15/30 (Call 07/15/30)	15	11,697
2.50%, 04/15/26 (Call 01/15/26)	253	234,028
2.63%, 04/01/31 (Call 01/01/31)	327	269,043
3.00%, 10/15/50 (Call 04/15/50)	265	168,418
3.10%, 05/03/27 (Call 02/03/27)	592	549,879
3.13%, 09/15/24 (Call 06/15/24)	316	305,477
3.38%, 09/15/25 (Call 06/15/25)	107	102,153
3.65%, 04/05/29 (Call 01/05/29)	100	91,326
3.70%, 04/15/46 (Call 10/15/45)	327	241,673
3.75%, 04/01/32 (Call 01/01/32)(a)	365	323,076
4.00%, 04/15/25 (Call 03/15/25)(a)	205	199,504
4.05%, 05/03/47 (Call 11/03/46)	287	224,092
4.25%, 04/01/52 (Call 10/01/51)	410	322,699
4.38%, 09/15/45 (Call 03/15/45)	200	163,492
4.45%, 04/01/62 (Call 10/01/61)	330	257,661
4.50%, 04/15/30 (Call 01/15/30)	342	325,916
4.55%, 04/05/49 (Call 10/05/48)	72	59,453
4.65%, 04/15/42 (Call 10/15/41)	221	191,978
5.00%, 04/15/33 (Call 01/15/33)(a)	425	409,113
5.00%, 04/15/40 (Call 10/15/39)	139	127,288
5.13%, 04/15/50 (Call 10/15/49)	245	222,649
5.50%, 10/15/35(a)	318	316,490
5.63%, 04/15/53 (Call 10/15/52)(a)	95	91,212
5.80%, 09/15/62 (Call 03/15/62)	220	212,533
6.50%, 03/15/29(a)	47	50,015
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)	148	122,619
2.63%, 09/01/29 (Call 06/01/29)	11	9,559
3.50%, 07/01/27 (Call 05/01/27)	183	172,536
3.60%, 07/01/30 (Call 04/01/30)(a)	244	222,328
3.63%, 09/01/49 (Call 03/01/49)	315	237,384
3.70%, 02/15/42	74	58,661
3.80%, 04/01/28 (Call 01/01/28)	24	22,752
4.20%, 04/01/50 (Call 10/01/49)	112	93,063
4.45%, 03/01/47 (Call 09/01/46)	173	149,692
4.45%, 09/01/48 (Call 03/01/48)	210	182,874
4.60%, 05/26/45 (Call 11/26/44)	124	110,119
4.70%, 12/09/35 (Call 06/09/35)	177	167,228
4.88%, 07/15/40	118	110,745

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.88%, 12/09/45 (Call 06/09/45)	$439	$399,069
5.70%, 02/01/39	72	73,940
6.30%, 10/15/37	192	208,683
6.30%, 03/01/38	177	190,898
O’Reilly Automotive Inc. 3.90%, 06/01/29 (Call 03/01/29)	72	66,681
4.20%, 04/01/30 (Call 01/01/30)	114	106,831
Starbucks Corp. 2.25%, 03/12/30 (Call 12/12/29)	161	133,466
3.35%, 03/12/50 (Call 09/12/49)	322	229,435
3.50%, 03/01/28 (Call 12/01/27)(a)	144	134,192
3.50%, 11/15/50 (Call 05/15/50)	279	202,931
3.55%, 08/15/29 (Call 05/15/29)	147	134,462
3.75%, 12/01/47 (Call 06/01/47)	53	40,583
4.00%, 11/15/28 (Call 08/15/28)(a)	95	90,042
4.30%, 06/15/45 (Call 12/10/44)(a)	82	69,076
4.45%, 08/15/49 (Call 02/15/49)	178	151,595
4.50%, 11/15/48 (Call 05/15/48)	227	195,479
4.80%, 02/15/33 (Call 11/15/32)	200	193,860
Target Corp. 2.25%, 04/15/25 (Call 03/15/25)	578	546,129
2.35%, 02/15/30 (Call 11/15/29)(a)	351	297,799
2.50%, 04/15/26	435	406,982
2.65%, 09/15/30 (Call 06/15/30)	300	256,710
3.38%, 04/15/29 (Call 01/15/29)	102	94,098
3.50%, 07/01/24	305	298,168
3.63%, 04/15/46	381	302,190
3.90%, 11/15/47 (Call 05/15/47)	281	230,544
4.00%, 07/01/42	180	158,108
4.50%, 09/15/32 (Call 06/15/32)(a)	130	124,846
6.35%, 11/01/32(a)	60	66,104
6.50%, 10/15/37	125	139,828
7.00%, 01/15/38	135	157,579
TJX Companies Inc. (The) 2.25%, 09/15/26 (Call 06/15/26)(a)	506	462,120
3.88%, 04/15/30 (Call 01/15/30)(a)	92	86,509
4.50%, 04/15/50 (Call 10/15/49)	214	194,353
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	446	343,402
Walgreens Boots Alliance Inc. 4.10%, 04/15/50 (Call 10/15/49)	221	160,090
4.80%, 11/18/44 (Call 05/18/44)	270	223,009

		28,252,241

Semiconductors — 3.0%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	12	11,720
Applied Materials Inc. 1.75%, 06/01/30 (Call 03/01/30)	515	419,261
2.75%, 06/01/50 (Call 12/01/49)	222	150,938
3.30%, 04/01/27 (Call 01/01/27)(a)	435	411,179
3.90%, 10/01/25 (Call 07/01/25)	463	450,448
4.35%, 04/01/47 (Call 10/01/46)	271	242,865
5.10%, 10/01/35 (Call 04/01/35)	261	262,616
5.85%, 06/15/41	212	226,454
Broadcom Inc. 2.60%, 02/15/33 (Call 11/15/32)(d)	75	56,651
3.14%, 11/15/35 (Call 08/15/35)(d)	337	248,639
3.19%, 11/15/36 (Call 08/15/36)(d)	124	89,819
3.42%, 04/15/33 (Call 01/15/33)(d)	461	371,253
3.47%, 04/15/34 (Call 01/15/34)(d)	367	290,690
3.50%, 02/15/41 (Call 08/15/40)(d)	700	501,179
3.75%, 02/15/51 (Call 08/15/50)(d)	722	503,443

Security	Par (000)	Value

Semiconductors (continued)
4.15%, 11/15/30 (Call 08/15/30)	$213	$191,800
4.15%, 04/15/32 (Call 01/15/32)(d)	40	35,282
4.30%, 11/15/32 (Call 08/15/32)	235	208,360
4.93%, 05/15/37 (Call 02/15/37)(a)(d)	995	865,143
5.00%, 04/15/30 (Call 01/15/30)(a)	97	93,182
Intel Corp. 2.45%, 11/15/29 (Call 08/15/29)	219	184,247
2.60%, 05/19/26 (Call 02/19/26)	316	293,412
2.70%, 06/17/24 (Call 04/17/24)	10	9,678
2.88%, 05/11/24 (Call 03/11/24)	688	669,348
3.05%, 08/12/51 (Call 02/12/51)	145	93,270
3.10%, 02/15/60 (Call 08/15/59)	97	59,295
3.15%, 05/11/27 (Call 02/11/27)	423	393,178
3.20%, 08/12/61 (Call 02/12/61)	88	54,652
3.25%, 11/15/49 (Call 05/15/49)	448	299,681
3.40%, 03/25/25 (Call 02/25/25)	677	654,943
3.70%, 07/29/25 (Call 04/29/25)	718	694,557
3.73%, 12/08/47 (Call 06/08/47)	328	242,999
3.75%, 03/25/27 (Call 01/25/27)	290	277,011
3.90%, 03/25/30 (Call 12/25/29)	275	253,723
4.00%, 12/15/32(a)	330	299,053
4.10%, 05/19/46 (Call 11/19/45)	251	201,289
4.10%, 05/11/47 (Call 11/11/46)	180	144,047
4.15%, 08/05/32 (Call 05/05/32)	155	142,560
4.25%, 12/15/42(a)	92	77,004
4.60%, 03/25/40 (Call 09/25/39)	71	63,272
4.75%, 03/25/50 (Call 09/25/49)	434	375,992
4.80%, 10/01/41	75	67,927
4.88%, 02/10/26	500	495,210
4.88%, 02/10/28 (Call 01/10/28)	335	330,132
4.90%, 07/29/45 (Call 01/29/45)	390	361,226
4.90%, 08/05/52 (Call 02/05/52)	145	128,448
4.95%, 03/25/60 (Call 09/25/59)	309	271,064
5.05%, 08/05/62 (Call 02/05/62)	117	102,339
5.13%, 02/10/30 (Call 12/10/29)	400	395,100
5.20%, 02/10/33 (Call 11/10/32)	800	784,920
5.63%, 02/10/43 (Call 08/10/42)	160	156,197
5.70%, 02/10/53 (Call 08/10/52)	510	498,505
5.90%, 02/10/63 (Call 08/10/62)	200	196,842
KLA Corp. 3.30%, 03/01/50 (Call 08/28/49)	33	23,920
4.95%, 07/15/52 (Call 01/15/52)	10	9,438
5.00%, 03/15/49 (Call 09/15/48)	10	9,372
5.25%, 07/15/62 (Call 01/15/62)	130	124,320
Lam Research Corp. 2.88%, 06/15/50 (Call 12/15/49)(a)	206	137,307
3.13%, 06/15/60 (Call 12/15/59)	157	103,041
3.75%, 03/15/26 (Call 01/15/26)	674	649,386
3.80%, 03/15/25 (Call 12/15/24)	267	259,879
4.00%, 03/15/29 (Call 12/15/28)	403	382,491
4.88%, 03/15/49 (Call 09/15/48)	321	301,531
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	35	28,132
Micron Technology Inc. 2.70%, 04/15/32 (Call 01/15/32)	55	41,703
3.48%, 11/01/51 (Call 05/01/51)	300	186,963
4.66%, 02/15/30 (Call 11/15/29)	140	128,598
5.33%, 02/06/29 (Call 11/06/28)	191	186,511
5.88%, 02/09/33 (Call 11/09/32)	50	48,429
NVIDIA Corp. 2.00%, 06/15/31 (Call 03/15/31)	1,648	1,331,436

110	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.85%, 04/01/30 (Call 01/01/30)	$2,339	$2,061,244
3.20%, 09/16/26 (Call 06/16/26)	3,404	3,231,145
3.50%, 04/01/40 (Call 10/01/39)	411	338,027
3.50%, 04/01/50 (Call 10/01/49)	465	360,398
3.70%, 04/01/60 (Call 10/01/59)	205	155,685
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	60	59,896
NXP BV/NXP Funding LLC/NXP USA Inc. 2.50%, 05/11/31 (Call 02/11/31)	418	330,015
2.65%, 02/15/32 (Call 11/15/31)	100	78,536
3.13%, 02/15/42 (Call 08/15/41)	15	10,107
3.25%, 05/11/41 (Call 11/11/40)	305	211,563
3.25%, 11/30/51 (Call 05/30/51)	375	236,932
3.40%, 05/01/30 (Call 02/01/30)	95	82,302
4.30%, 06/18/29 (Call 03/18/29)	352	324,995
5.00%, 01/15/33 (Call 10/15/32)(a)	155	145,714
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	10	8,913
QUALCOMM Inc. 4.30%, 05/20/47 (Call 11/20/46)	360	314,478
4.50%, 05/20/52 (Call 11/20/51)	130	115,502
4.80%, 05/20/45 (Call 11/20/44)	292	277,397
6.00%, 05/20/53 (Call 11/20/52)	260	280,298
Texas Instruments Inc. 1.38%, 03/12/25 (Call 02/12/25)	598	556,744
1.75%, 05/04/30 (Call 02/04/30)	970	793,266
1.90%, 09/15/31 (Call 06/15/31)	380	307,390
2.25%, 09/04/29 (Call 06/04/29)	723	619,835
2.63%, 05/15/24 (Call 03/15/24)	341	331,016
2.70%, 09/15/51 (Call 03/15/51)(a)	228	158,241
2.90%, 11/03/27 (Call 08/03/27)(a)	753	696,924
3.65%, 08/16/32 (Call 05/16/32)	250	229,865
3.88%, 03/15/39 (Call 09/15/38)	157	138,710
4.15%, 05/15/48 (Call 11/15/47)	439	389,116
4.60%, 02/15/28 (Call 01/15/28)	500	497,255
TSMC Arizona Corp. 2.50%, 10/25/31 (Call 07/25/31)	1,035	855,624
3.25%, 10/25/51 (Call 04/25/51)(a)	330	247,596
4.25%, 04/22/32 (Call 01/22/32)	325	310,947
4.50%, 04/22/52 (Call 10/22/51)	230	215,797

		33,825,973

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc. 3.48%, 12/01/27 (Call 09/01/27)(a)	154	140,879
3.84%, 05/01/25 (Call 04/01/25)	647	623,359
4.20%, 05/01/30 (Call 02/01/30)	230	210,020

		974,258

Software — 3.9%
Activision Blizzard Inc. 2.50%, 09/15/50 (Call 03/15/50)	167	104,185
3.40%, 06/15/27 (Call 03/15/27)	35	32,849
4.50%, 06/15/47 (Call 12/15/46)	162	143,052
Adobe Inc. 1.90%, 02/01/25 (Call 01/01/25)	374	353,168
2.15%, 02/01/27 (Call 12/01/26)	1,060	963,498
2.30%, 02/01/30 (Call 11/01/29)(a)	2,413	2,062,174
3.25%, 02/01/25 (Call 11/01/24)	2,834	2,744,134
Autodesk Inc. 2.40%, 12/15/31 (Call 09/15/31)(a)	1,300	1,039,974
2.85%, 01/15/30 (Call 10/15/29)	612	524,594

Security	Par (000)	Value

Software (continued)
3.50%, 06/15/27 (Call 03/15/27)	$728	$683,133
4.38%, 06/15/25 (Call 03/15/25)(a)	938	923,330
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	666	655,357
Electronic Arts Inc. 1.85%, 02/15/31 (Call 11/15/30)	75	58,699
2.95%, 02/15/51 (Call 08/15/50)	510	324,865
4.80%, 03/01/26 (Call 12/01/25)	52	51,561
Fidelity National Information Services Inc. 4.50%, 08/15/46 (Call 02/15/46)	52	41,184
5.10%, 07/15/32 (Call 04/15/32)(a)	760	726,826
5.63%, 07/15/52 (Call 01/15/52)	130	121,476
Fiserv Inc. 3.50%, 07/01/29 (Call 04/01/29)	14	12,502
4.40%, 07/01/49 (Call 01/01/49)	427	344,149
5.45%, 03/02/28 (Call 02/02/28)	300	299,763
5.60%, 03/02/33 (Call 12/01/32)	190	189,753
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)	2,611	2,420,188
2.53%, 06/01/50 (Call 12/01/49)	591	394,628
2.68%, 06/01/60 (Call 12/01/59)	617	399,218
2.70%, 02/12/25 (Call 11/12/24)	2,816	2,710,484
2.92%, 03/17/52 (Call 09/17/51)	1,068	770,259
3.04%, 03/17/62 (Call 09/17/61)	430	301,120
3.13%, 11/03/25 (Call 08/03/25)	2,514	2,409,166
3.30%, 02/06/27 (Call 11/06/26)(a)	1,996	1,906,619
3.45%, 08/08/36 (Call 02/08/36)	353	308,674
3.50%, 02/12/35 (Call 08/12/34)(a)	1,650	1,491,765
3.50%, 11/15/42(a)	170	143,888
3.70%, 08/08/46 (Call 02/08/46)	670	573,252
3.75%, 02/12/45 (Call 08/12/44)(a)	585	504,258
3.95%, 08/08/56 (Call 02/08/56)(a)	310	267,177
4.00%, 02/12/55 (Call 08/12/54)(a)	100	88,864
4.10%, 02/06/37 (Call 08/06/36)	355	332,905
4.20%, 11/03/35 (Call 05/03/35)	245	234,595
4.25%, 02/06/47 (Call 08/06/46)(a)	460	426,811
4.45%, 11/03/45 (Call 05/03/45)	435	412,289
4.50%, 10/01/40	5	4,967
4.50%, 02/06/57 (Call 08/06/56)	150	145,143
5.30%, 02/08/41	125	134,039
Oracle Corp. 2.95%, 04/01/30 (Call 01/01/30)	25	21,341
3.25%, 05/15/30 (Call 02/15/30)	77	67,112
3.60%, 04/01/40 (Call 10/01/39)	255	188,315
3.60%, 04/01/50 (Call 10/01/49)	744	504,521
3.80%, 11/15/37 (Call 05/15/37)	147	116,195
3.85%, 07/15/36 (Call 01/15/36)	279	227,176
3.85%, 04/01/60 (Call 10/01/59)	722	479,935
3.90%, 05/15/35 (Call 11/15/34)	484	401,802
3.95%, 03/25/51 (Call 09/25/50)	719	515,940
4.00%, 07/15/46 (Call 01/15/46)	636	465,380
4.00%, 11/15/47 (Call 05/15/47)	438	320,774
4.10%, 03/25/61 (Call 09/25/60)	402	279,876
4.13%, 05/15/45 (Call 11/15/44)	421	317,644
4.30%, 07/08/34 (Call 01/08/34)	470	413,186
4.38%, 05/15/55 (Call 11/15/54)	447	339,201
4.50%, 05/06/28 (Call 04/06/28)	75	72,133
4.50%, 07/08/44 (Call 01/08/44)	307	249,760
4.65%, 05/06/30 (Call 03/06/30)	75	71,174
4.90%, 02/06/33 (Call 11/06/32)	115	108,580

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
5.38%, 07/15/40	$556	$510,464
5.55%, 02/06/53 (Call 08/06/52)	375	342,960
6.13%, 07/08/39	506	505,489
6.50%, 04/15/38	339	353,140
6.90%, 11/09/52 (Call 05/09/52)	375	404,220
Roper Technologies Inc. 2.35%, 09/15/24 (Call 08/15/24)	114	108,815
2.95%, 09/15/29 (Call 06/15/29)	31	26,935
3.80%, 12/15/26 (Call 09/15/26)	124	117,981
3.85%, 12/15/25 (Call 09/15/25)	92	88,615
4.20%, 09/15/28 (Call 06/15/28)(a)	89	84,956
salesforce.com Inc. 2.90%, 07/15/51 (Call 01/15/51)	418	281,097
3.05%, 07/15/61 (Call 01/15/61)(a)	353	226,361
3.70%, 04/11/28 (Call 01/11/28)	4,747	4,522,562
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	375	285,911
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	1,082	1,011,183
4.50%, 05/15/25 (Call 04/15/25)	460	450,492
4.65%, 05/15/27 (Call 03/15/27)	447	431,605
4.70%, 05/15/30 (Call 02/15/30)	387	363,002
Workday Inc. 3.70%, 04/01/29 (Call 02/01/29)	255	232,912
3.80%, 04/01/32 (Call 01/01/32)	400	351,764

		44,641,044

Telecommunications — 3.9%
America Movil SAB de CV 4.38%, 07/16/42	10	8,690
4.38%, 04/22/49 (Call 10/22/48)(a)	42	36,138
6.13%, 11/15/37(a)	50	52,779
6.13%, 03/30/40	495	521,547
AT&T Inc. 3.30%, 02/01/52 (Call 08/01/51)	295	201,665
3.50%, 09/15/53 (Call 03/15/53)	1,140	782,644
3.50%, 02/01/61 (Call 08/01/60)	350	230,594
3.55%, 09/15/55 (Call 03/15/55)	1,375	932,277
3.65%, 06/01/51 (Call 12/01/50)	655	468,004
3.65%, 09/15/59 (Call 03/15/59)	1,213	821,286
3.80%, 12/01/57 (Call 06/01/57)	1,183	830,407
3.85%, 06/01/60 (Call 12/01/59)	392	273,981
4.10%, 02/15/28 (Call 11/15/27)(a)	85	81,014
4.30%, 02/15/30 (Call 11/15/29)	117	109,794
4.30%, 12/15/42 (Call 06/15/42)	450	372,006
4.35%, 03/01/29 (Call 12/01/28)	90	85,322
4.35%, 06/15/45 (Call 12/15/44)	162	131,761
4.50%, 05/15/35 (Call 11/15/34)	834	749,649
4.50%, 03/09/48 (Call 09/09/47)	491	404,260
4.55%, 03/09/49 (Call 09/09/48)	286	236,799
4.65%, 06/01/44 (Call 12/01/43)	42	35,818
4.75%, 05/15/46 (Call 11/15/45)	403	346,221
4.80%, 06/15/44 (Call 12/15/43)	177	154,457
4.85%, 03/01/39 (Call 09/01/38)	232	208,389
4.85%, 07/15/45 (Call 01/15/45)	25	21,719
4.90%, 08/15/37 (Call 02/14/37)	153	140,445
5.15%, 03/15/42(a)	102	93,480
5.15%, 11/15/46 (Call 05/15/46)	145	131,976
5.15%, 02/15/50 (Call 08/14/49)	171	156,046
5.25%, 03/01/37 (Call 09/01/36)	233	224,414
5.35%, 09/01/40	202	192,302
5.45%, 03/01/47 (Call 09/01/46)(a)	100	95,427

Security	Par (000)	Value

Telecommunications (continued)
5.55%, 08/15/41	$177	$172,127
5.65%, 02/15/47 (Call 08/15/46)	265	260,431
5.70%, 03/01/57 (Call 09/01/56)	159	154,736
6.00%, 08/15/40 (Call 05/15/40)(a)	163	165,456
6.30%, 01/15/38	40	41,809
6.38%, 03/01/41(a)	40	41,896
6.55%, 02/15/39	5	5,327
Bell Telephone Co. of Canada or Bell Canada (The) 3.65%, 08/15/52 (Call 02/15/52)	65	47,751
4.30%, 07/29/49 (Call 01/29/49)	103	84,671
4.46%, 04/01/48 (Call 10/01/47)	106	90,052
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	125	84,048
British Telecommunications PLC 5.13%, 12/04/28 (Call 09/24/28)	507	497,565
9.63%, 12/15/30	1,361	1,644,891
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)(a)	594	549,456
2.95%, 02/28/26	366	346,690
3.50%, 06/15/25	481	466,253
5.50%, 01/15/40	689	724,856
5.90%, 02/15/39	737	806,941
Corning Inc. 3.90%, 11/15/49 (Call 05/15/49)	64	48,123
4.38%, 11/15/57 (Call 05/15/57)	230	184,497
4.70%, 03/15/37	25	22,841
5.35%, 11/15/48 (Call 05/15/48)(a)	61	58,408
5.45%, 11/15/79 (Call 05/15/79)	277	244,558
5.75%, 08/15/40	65	65,845
5.85%, 11/15/68 (Call 05/15/68)	68	64,414
Deutsche Telekom International Finance BV
8.75%, 06/15/30	385	456,548
9.25%, 06/01/32	50	63,326
Juniper Networks Inc. 3.75%, 08/15/29 (Call 05/15/29)(a)	57	51,131
5.95%, 03/15/41(a)	65	63,460
Koninklijke KPN NV, 8.38%, 10/01/30	1,459	1,702,638
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	180	140,789
4.00%, 09/01/24	92	90,189
4.60%, 02/23/28 (Call 11/23/27)	196	189,240
4.60%, 05/23/29 (Call 02/23/29)	172	161,864
5.50%, 09/01/44	242	221,435
5.60%, 06/01/32 (Call 03/01/32)	195	190,745
Nokia OYJ, 4.38%, 06/12/27	1,000	935,000
Orange SA 5.38%, 01/13/42	345	340,963
5.50%, 02/06/44 (Call 08/06/43)	240	241,810
9.00%, 03/01/31	757	925,932
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	71	64,890
3.63%, 12/15/25 (Call 09/15/25)	219	208,022
3.70%, 11/15/49 (Call 05/15/49)	215	151,665
4.30%, 02/15/48 (Call 08/15/47)	303	232,549
4.35%, 05/01/49 (Call 11/01/48)	363	282,962
4.50%, 03/15/43 (Call 09/15/42)(a)	170	138,490
4.55%, 03/15/52 (Call 09/15/51)(d)	210	167,800
5.00%, 03/15/44 (Call 09/15/43)(a)	247	214,297
5.45%, 10/01/43 (Call 04/01/43)	165	151,125
7.50%, 08/15/38	222	248,420

112	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA
4.10%, 03/08/27	$629	$595,751
4.67%, 03/06/38	157	129,586
4.90%, 03/06/48	235	186,367
5.21%, 03/08/47	638	533,591
5.52%, 03/01/49 (Call 09/01/48)	202	175,227
7.05%, 06/20/36	561	591,126
Telefonica Europe BV, 8.25%, 09/15/30	219	248,296
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	807	740,915
3.70%, 09/15/27 (Call 06/15/27)	571	538,584
4.30%, 06/15/49 (Call 12/15/48)	282	234,460
4.60%, 11/16/48 (Call 05/16/48)	214	187,993
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	225	156,958
3.30%, 02/15/51 (Call 08/15/50)	711	475,638
3.40%, 10/15/52 (Call 04/15/52)	260	176,511
3.60%, 11/15/60 (Call 05/15/60)	486	324,055
3.75%, 04/15/27 (Call 02/15/27)	453	425,951
3.88%, 04/15/30 (Call 01/15/30)	602	546,020
4.38%, 04/15/40 (Call 10/15/39)	310	263,506
4.50%, 04/15/50 (Call 10/15/49)	770	639,554
5.20%, 01/15/33 (Call 10/15/32)	107	104,354
5.65%, 01/15/53 (Call 07/15/52)	425	416,861
5.80%, 09/15/62 (Call 03/15/62)	300	293,499
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	150	117,851
2.55%, 03/21/31 (Call 12/21/30)	185	151,132
2.63%, 08/15/26	121	111,099
2.88%, 11/20/50 (Call 05/20/50)	576	363,024
2.99%, 10/30/56 (Call 04/30/56)	1,008	616,100
3.00%, 03/22/27 (Call 01/22/27)(a)	90	83,009
3.00%, 11/20/60 (Call 05/20/60)	517	311,063
3.15%, 03/22/30 (Call 12/22/29)(a)	38	33,257
3.38%, 02/15/25	514	496,452
3.55%, 03/22/51 (Call 09/22/50)	805	581,218
3.70%, 03/22/61 (Call 09/22/60)	893	628,145
3.85%, 11/01/42 (Call 05/01/42)	238	189,315
3.88%, 02/08/29 (Call 11/08/28)	17	15,824
4.00%, 03/22/50 (Call 09/22/49)	171	134,384
4.02%, 12/03/29 (Call 09/03/29)	4	3,694
4.13%, 03/16/27	174	167,430
4.13%, 08/15/46	405	329,970
4.27%, 01/15/36	1,008	888,522
4.33%, 09/21/28	91	87,125
4.40%, 11/01/34 (Call 05/01/34)	723	657,597
4.50%, 08/10/33	633	587,500
4.52%, 09/15/48	220	187,829
4.67%, 03/15/55	150	129,604
4.75%, 11/01/41	231	210,760
4.81%, 03/15/39	518	474,623
4.86%, 08/21/46	952	858,285
5.01%, 04/15/49	95	87,068
5.01%, 08/21/54	65	59,856
5.25%, 03/16/37	767	748,224
5.50%, 03/16/47	172	167,162
5.85%, 09/15/35	40	40,437
6.40%, 09/15/33	10	10,696
6.55%, 09/15/43	40	43,460
7.75%, 12/01/30(a)	60	68,830

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC
4.13%, 05/30/25	$531	$516,918
4.25%, 09/17/50	371	291,090
4.38%, 05/30/28	200	195,122
4.38%, 02/19/43	352	287,915
4.88%, 06/19/49	416	360,285
5.13%, 06/19/59	55	48,419
5.25%, 05/30/48	25	23,006
5.63%, 02/10/53 (Call 08/10/52)	200	192,214
5.75%, 02/10/63 (Call 08/10/62)	200	189,976
6.15%, 02/27/37	373	385,872
6.25%, 11/30/32(a)	118	124,916
7.88%, 02/15/30	262	297,823

		44,179,147

Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	893	855,985
3.50%, 09/15/27 (Call 06/15/27)	387	354,806
3.55%, 11/19/26 (Call 09/19/26)	577	536,304
3.90%, 11/19/29 (Call 08/19/29)	635	559,867
6.35%, 03/15/40(a)	153	149,672

		2,456,634

Transportation — 2.2%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	189	130,493
3.55%, 02/15/50 (Call 08/15/49)	363	278,439
3.90%, 08/01/46 (Call 02/01/46)	105	84,958
4.05%, 06/15/48 (Call 12/15/47)	255	213,236
4.13%, 06/15/47 (Call 12/15/46)	170	144,038
4.15%, 04/01/45 (Call 10/01/44)	218	186,270
4.15%, 12/15/48 (Call 06/15/48)	169	142,955
4.38%, 09/01/42 (Call 03/01/42)	100	89,077
4.40%, 03/15/42 (Call 09/15/41)	84	74,797
4.55%, 09/01/44 (Call 03/01/44)	192	173,695
4.70%, 09/01/45 (Call 03/01/45)	63	58,075
4.90%, 04/01/44 (Call 10/01/43)	122	114,645
4.95%, 09/15/41 (Call 03/15/41)	63	60,148
5.05%, 03/01/41 (Call 09/01/40)	150	145,564
5.15%, 09/01/43 (Call 03/01/43)	78	76,481
5.40%, 06/01/41 (Call 12/01/40)	60	60,097
5.75%, 05/01/40 (Call 11/01/39)(a)	91	94,873
6.15%, 05/01/37	195	213,669
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	150	92,269
3.20%, 08/02/46 (Call 02/02/46)	330	241,157
3.65%, 02/03/48 (Call 08/03/47)	351	280,530
4.45%, 01/20/49 (Call 07/20/48)	330	296,383
6.20%, 06/01/36	443	477,908
6.25%, 08/01/34	367	401,164
6.38%, 11/15/37	142	153,011
6.90%, 07/15/28	7	7,617
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	267	219,407
2.90%, 02/01/25 (Call 11/01/24)	237	226,032
3.10%, 12/02/51 (Call 06/02/51)	480	327,634
4.00%, 06/01/28 (Call 03/01/28)	34	32,313
4.80%, 09/15/35 (Call 03/15/35)	73	68,110
4.80%, 08/01/45 (Call 02/01/45)	290	264,112
5.95%, 05/15/37(a)	36	36,909

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.13%, 09/15/2115 (Call 03/15/2115)	$124	$126,468
7.13%, 10/15/31	37	41,444
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,800	1,713,726
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	191	161,215
2.60%, 11/01/26 (Call 08/01/26)(a)	80	73,326
3.25%, 06/01/27 (Call 03/01/27)	99	92,314
3.35%, 11/01/25 (Call 08/01/25)	209	199,499
3.35%, 09/15/49 (Call 03/15/49)	271	195,169
3.80%, 03/01/28 (Call 12/01/27)	123	116,843
3.80%, 11/01/46 (Call 05/01/46)	228	178,378
3.80%, 04/15/50 (Call 10/15/49)	81	62,575
3.95%, 05/01/50 (Call 11/01/49)	239	190,839
4.10%, 03/15/44 (Call 09/15/43)	251	211,430
4.25%, 03/15/29 (Call 12/15/28)	343	325,411
4.25%, 11/01/66 (Call 05/01/66)	237	187,993
4.30%, 03/01/48 (Call 09/01/47)	350	297,818
4.40%, 03/01/43 (Call 09/01/42)	239	206,565
4.50%, 03/15/49 (Call 09/15/48)	88	76,922
4.50%, 08/01/54 (Call 02/01/54)	95	81,141
4.65%, 03/01/68 (Call 09/01/67)	95	80,631
4.75%, 05/30/42 (Call 11/30/41)	294	267,343
4.75%, 11/15/48 (Call 05/15/48)	94	84,834
5.50%, 04/15/41 (Call 10/15/40)	103	102,727
6.00%, 10/01/36	81	84,302
6.15%, 05/01/37	125	131,822
6.22%, 04/30/40	155	165,982
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	29	25,571
3.40%, 02/15/28 (Call 11/15/27)	40	36,861
3.88%, 08/01/42	67	51,859
3.90%, 02/01/35	35	29,933
4.05%, 02/15/48 (Call 08/15/47)	177	135,653
4.10%, 04/15/43	182	143,143
4.10%, 02/01/45	232	181,415
4.20%, 10/17/28 (Call 07/17/28)(a)	16	15,362
4.25%, 05/15/30 (Call 02/15/30)(a)	24	22,519
4.40%, 01/15/47 (Call 07/15/46)	293	239,196
4.55%, 04/01/46 (Call 10/01/45)	294	243,182
4.75%, 11/15/45 (Call 05/15/45)	288	245,926
4.90%, 01/15/34(a)	74	70,857
4.95%, 10/17/48 (Call 04/17/48)(a)	307	271,296
5.10%, 01/15/44	233	210,714
5.25%, 05/15/50 (Call 11/15/49)(a)	163	151,152
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	1,108	958,797
3.50%, 05/01/50 (Call 11/01/49)	305	221,830
4.20%, 11/15/69 (Call 05/15/69)	275	210,895
4.30%, 05/15/43 (Call 11/15/42)	187	155,552
4.70%, 05/01/48 (Call 11/01/47)	231	202,363
4.95%, 08/15/45 (Call 02/15/45)	141	127,895
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	58	49,061
2.90%, 06/15/26 (Call 03/15/26)	58	53,874
2.90%, 08/25/51 (Call 02/25/51)	465	297,716
3.15%, 06/01/27 (Call 03/01/27)(a)	94	86,807
3.16%, 05/15/55 (Call 11/15/54)	235	154,496
3.40%, 11/01/49 (Call 05/01/49)	214	151,694
3.65%, 08/01/25 (Call 06/01/25)	58	55,718

Security	Par (000)	Value

Transportation (continued)
3.70%, 03/15/53 (Call 09/15/52)	$155	$115,185
3.80%, 08/01/28 (Call 05/01/28)	190	177,595
3.94%, 11/01/47 (Call 05/01/47)	239	188,762
3.95%, 10/01/42 (Call 04/01/42)	93	76,263
4.05%, 08/15/52 (Call 02/15/52)	290	230,843
4.10%, 05/15/49 (Call 11/15/48)	199	160,482
4.10%, 05/15/2121 (Call 11/15/2120)	165	112,678
4.15%, 02/28/48 (Call 08/28/47)	188	153,032
4.45%, 03/01/33 (Call 12/01/32)(a)	250	234,905
4.45%, 06/15/45 (Call 12/15/44)	103	87,286
4.65%, 01/15/46 (Call 07/15/45)	123	108,288
4.84%, 10/01/41	208	189,875
7.80%, 05/15/27	10	10,920
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	242	230,928
2.90%, 12/01/26 (Call 10/01/26)	249	226,485
3.65%, 03/18/24 (Call 02/18/24)	226	221,191
4.63%, 06/01/25 (Call 05/01/25)	340	332,143
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	110	74,030
2.97%, 09/16/62 (Call 03/16/62)	220	138,301
3.25%, 02/05/50 (Call 08/05/49)	702	507,300
3.35%, 08/15/46 (Call 02/15/46)	63	45,675
3.38%, 02/01/35 (Call 08/01/34)	130	109,651
3.50%, 02/14/53 (Call 08/14/52)	320	239,469
3.55%, 08/15/39 (Call 02/15/39)	242	198,784
3.55%, 05/20/61 (Call 11/20/60)	125	89,540
3.60%, 09/15/37 (Call 03/15/37)	87	73,355
3.75%, 02/05/70 (Call 08/05/69)	183	132,380
3.80%, 10/01/51 (Call 04/01/51)(a)	361	287,118
3.80%, 04/06/71 (Call 10/06/70)	265	193,113
3.84%, 03/20/60 (Call 09/20/59)	200	152,838
3.85%, 02/14/72 (Call 08/14/71)	107	79,272
3.88%, 02/01/55 (Call 08/01/54)	183	143,940
3.95%, 09/10/28 (Call 06/10/28)	38	36,350
3.95%, 08/15/59 (Call 02/15/59)	203	157,629
4.00%, 04/15/47 (Call 10/15/46)	143	117,208
4.05%, 11/15/45 (Call 05/15/45)	67	55,708
4.05%, 03/01/46 (Call 09/01/45)	153	125,943
4.10%, 09/15/67 (Call 03/15/67)	121	94,759
4.30%, 03/01/49 (Call 09/01/48)	208	178,664
4.50%, 09/10/48 (Call 03/10/48)	213	186,177
4.96%, 05/15/53 (Call 11/15/52)	200	191,318
6.63%, 02/01/29	8	8,688
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	155	134,121
3.40%, 03/15/29 (Call 12/15/28)	267	246,724
3.40%, 11/15/46 (Call 05/15/46)	100	75,880
3.40%, 09/01/49 (Call 03/01/49)(a)	287	222,634
3.63%, 10/01/42	46	37,899
3.75%, 11/15/47 (Call 05/15/47)	326	267,421
4.25%, 03/15/49 (Call 09/15/48)	496	438,176
4.45%, 04/01/30 (Call 01/01/30)(a)	132	129,037
4.88%, 11/15/40 (Call 05/15/40)	163	158,162
5.20%, 04/01/40 (Call 10/01/39)	195	196,617
5.30%, 04/01/50 (Call 10/01/49)(a)	330	339,626
6.20%, 01/15/38	772	854,311

		25,298,799

114	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	$75	$47,354
3.25%, 03/30/25 (Call 12/30/24)	108	102,645
3.25%, 09/15/26 (Call 06/15/26)	145	134,318
3.50%, 03/15/28 (Call 12/15/27)	159	144,231
3.85%, 03/30/27 (Call 12/30/26)(a)	148	138,831
4.55%, 11/07/28 (Call 08/07/28)	63	59,833
4.70%, 04/01/29 (Call 01/01/29)(a)	28	26,832
5.20%, 03/15/44 (Call 09/15/43)	82	73,682

		727,726

Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	50	44,159

Water — 0.3%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)(a)	236	204,065
2.95%, 09/01/27 (Call 06/01/27)	33	30,259
3.45%, 06/01/29 (Call 03/01/29)	277	251,635
3.45%, 05/01/50 (Call 11/01/49)	418	307,623
3.75%, 09/01/28 (Call 06/01/28)	209	195,181
3.75%, 09/01/47 (Call 03/01/47)	346	269,780
4.00%, 12/01/46 (Call 06/01/46)	115	91,269
4.15%, 06/01/49 (Call 12/01/48)	223	182,849
4.20%, 09/01/48 (Call 03/01/48)	252	210,541
4.30%, 12/01/42 (Call 06/01/42)(a)	87	75,815
4.30%, 09/01/45 (Call 03/01/45)	145	123,589
6.59%, 10/15/37	192	209,599
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	189	158,480
3.35%, 04/15/50 (Call 10/15/49)	204	142,292
3.57%, 05/01/29 (Call 02/01/29)	189	169,737
4.28%, 05/01/49 (Call 11/01/48)	286	232,080
5.30%, 05/01/52 (Call 11/01/51)	317	299,289
United Utilities PLC, 6.88%, 08/15/28(a)	50	53,324

		3,207,407

Total Long-Term Investments — 98.3% (Cost: $1,275,151,771)		1,120,689,850

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	85,239	$85,290,166
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	13,040	13,040,000

Total Short-Term Securities — 8.6% (Cost: $98,295,566)		98,330,166

Total Investments — 106.9% (Cost: $1,373,447,337)		1,219,020,016

Liabilities in Excess of Other Assets — (6.9)%		(79,117,100)

Net Assets — 100.0%		$1,139,902,916

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$46,713,665	$38,555,776	(a)	$—	$(16,942)	$37,667	$85,290,166	85,239	$151,539	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,390,000	8,650,000	(a)	—	—	—	13,040,000	13,040	113,110		6

					$(16,942)	$37,667	$98,330,166		$264,649		$6

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (continued) February 28, 2023	iShares® ESG Aware USD Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,120,689,850	$—	$1,120,689,850
Money Market Funds	98,330,166	—	—	98,330,166

	$98,330,166	$1,120,689,850	$—	$1,219,020,016

See notes to financial statements.

116	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2023

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$895,308,406	$2,382,903,736	$1,120,689,850
Investments, at value — affiliated(c)	39,004,249	171,253,281	98,330,166
Cash	9,117	—	24,961
Cash pledged as collateral for TBA commitments	—	69,000	—
Receivables:
Investments sold	24,055,379	27,521,784	26,254,333
Securities lending income — affiliated	8,762	5,629	23,489
TBA sales commitments	—	7,515,861	—
Capital shares sold	—	300,396	90,594
Dividends — affiliated	4,274	546,322	25,404
Interest — unaffiliated	7,737,927	13,959,387	13,326,321

Total assets	966,128,114	2,604,075,396	1,258,765,118

LIABILITIES
Bank overdraft	—	778,143	—
Collateral on securities loaned, at value	38,042,042	14,622,824	85,294,175
TBA sales commitments, at value(d)	—	7,470,816	—
Payables:
Investments purchased	24,502,780	180,580,318	33,412,795
Capital shares redeemed	7,896	—	—
Investment advisory fees	83,944	172,890	155,232

Total liabilities	62,636,662	203,624,991	118,862,202

NET ASSETS	$903,491,452	$2,400,450,405	$1,139,902,916

NET ASSETS CONSIST OF
Paid-in capital	$977,245,261	$2,719,357,439	$1,314,017,378
Accumulated loss	(73,753,809)	(318,907,034)	(174,114,462)

NET ASSETS	$903,491,452	$2,400,450,405	$1,139,902,916

NET ASSETVALUE
Shares outstanding	38,000,000	51,200,000	50,850,000

Net asset value	$23.78	$46.88	$22.42

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$957,138,456	$2,670,898,624	$1,275,151,771
(b) Securities loaned, at value	$36,900,171	$14,254,210	$82,475,899
(c) Investments, at cost — affiliated	$38,975,192	$171,159,226	$98,295,566
(d) Proceeds from TBA sales commitments	$—	$7,515,861	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	117

Statements of Operations

Year Ended February 28, 2023

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$92,222	$3,622,622	$113,110
Interest — unaffiliated	18,319,506	46,854,508	29,434,337
Securities lending income — affiliated — net	87,448	49,272	151,539
Other income — unaffiliated	47,880	35,249	47,936

Total investment income	18,547,056	50,561,651	29,746,922

EXPENSES
Investment advisory	1,139,234	2,099,819	1,657,303

Total expenses	1,139,234	2,099,819	1,657,303

Less:
Investment advisory fees waived	—	(143,652)	—

Total expenses after fees waived	1,139,234	1,956,167	1,657,303

Net investment income	17,407,822	48,605,484	28,089,619

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,875,280)	(28,590,629)	(22,180,768)
Investments — affiliated	(9,194)	(97,343)	(16,942)
Capital gain distributions from underlying funds — affiliated	9	—	6
In-kind redemptions — unaffiliated(a)	(9,295,956)	(11,458,345)	(24,034,456)

	(21,180,421)	(40,146,317)	(46,232,160)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(31,844,330)	(218,055,945)	(98,794,660)
Investments — affiliated	26,208	126,069	37,667

	(31,818,122)	(217,929,876)	(98,756,993)

Net realized and unrealized loss	(52,998,543)	(258,076,193)	(144,989,153)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(35,590,721)	$(209,470,709)	$(116,899,534)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

118	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF		iShares ESG Aware U.S. Aggregate Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,407,822	$10,169,250	$48,605,484	$16,827,766
Net realized gain (loss)	(21,180,421)	1,857,876	(40,146,317)	(7,609,600)
Net change in unrealized appreciation (depreciation)	(31,818,122)	(37,855,907)	(217,929,876)	(63,117,645)

Net decrease in net assets resulting from operations	(35,590,721)	(25,828,781)	(209,470,709)	(53,899,479)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(17,369,925)	(12,151,822)	(44,953,799)	(15,695,144)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(75,635,527)	417,581,930	669,010,992	934,414,027

NET ASSETS
Total increase (decrease) in net assets	(128,596,173)	379,601,327	414,586,484	864,819,404
Beginning of year	1,032,087,625	652,486,298	1,985,863,921	1,121,044,517

End of year	$903,491,452	$1,032,087,625	$2,400,450,405	$1,985,863,921

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	119

Statements of Changes in Net Assets (continued)

	iShares ESG Aware USD Corporate Bond ETF
	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$28,089,619	$16,738,290
Net realized gain (loss)	(46,232,160)	933,311
Net change in unrealized appreciation (depreciation)	(98,756,993)	(52,798,199)

Net decrease in net assets resulting from operations	(116,899,534)	(35,126,598)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(26,535,411)	(18,686,761)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	385,322,539	123,891,039

NET ASSETS
Total increase in net assets	241,887,594	70,077,680
Beginning of year	898,015,322	827,937,642

End of year	$1,139,902,916	$898,015,322

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

120	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$25.11	$26.05	$25.74	$24.72	$24.60

Net investment income(a)	0.44	0.27	0.44	0.70	0.72
Net realized and unrealized gain (loss)(b)	(1.33)	(0.88)	0.35	1.02	0.06

Net increase (decrease) from investment operations	(0.89)	(0.61)	0.79	1.72	0.78

Distributions(c)
From net investment income	(0.44)	(0.29)	(0.47)	(0.70)	(0.66)
From net realized gain	—	(0.04)	(0.01)	—	—

Total distributions	(0.44)	(0.33)	(0.48)	(0.70)	(0.66)

Net asset value, end of period	$23.78	$25.11	$26.05	$25.74	$24.72

Total Return(d)
Based on net asset value	(3.58)%	(2.33)%	3.07%	7.07%	3.23%

Ratios to Average Net Assets(e)
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%

Net investment income	1.83%	1.06%	1.68%	2.75%	2.93%

Supplemental Data
Net assets, end of period (000)	$903,491	$1,032,088	$652,486	$271,577	$70,453

Portfolio turnover rate(f)	30%	37%	38%	24%	29%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	121

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF

	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Period From 10/18/18 to 02/28/19	(a)

Net asset value, beginning of period	$53.10	$55.22	$55.42	$51.25	$50.00

Net investment income(b)	1.12	0.62	0.74	1.44	0.60
Net realized and unrealized gain (loss)(c)	(6.31)	(2.15)	0.04	4.38	1.12

Net increase (decrease) from investment operations	(5.19)	(1.53)	0.78	5.82	1.72

Distributions(d)
From net investment income	(1.03)	(0.59)	(0.87)	(1.48)	(0.47)
From net realized gain	—	—	(0.11)	(0.17)	—

Total distributions	(1.03)	(0.59)	(0.98)	(1.65)	(0.47)

Net asset value, end of period	$46.88	$53.10	$55.22	$55.42	$51.25

Total Return(e)
Based on net asset value	(9.81)%	(2.78)%	1.39%	11.52%	3.46	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10	%(h)

Total expenses after fees waived	0.09%	0.09%	0.08%	0.09%	0.09	%(h)

Net investment income	2.31%	1.13%	1.32%	2.69%	3.21	%(h)

Supplemental Data
Net assets, end of period (000)	$2,400,450	$1,985,864	$1,121,045	$221,686	$56,371

Portfolio turnover rate(i)(j)	158%	234%	384%	266%	99	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

122	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF
	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$25.84	$27.42	$27.30	$24.31	$24.56

Net investment income(a)	0.71	0.54	0.58	0.82	0.84
Net realized and unrealized gain (loss)(b)	(3.46)	(1.51)	0.14	2.97	(0.28)

Net increase (decrease) from investment operations	(2.75)	(0.97)	0.72	3.79	0.56

Distributions(c)
From net investment income	(0.67)	(0.56)	(0.60)	(0.80)	(0.81)
From net realized gain	—	(0.05)	—	—	—

Total distributions	(0.67)	(0.61)	(0.60)	(0.80)	(0.81)

Net asset value, end of period	$22.42	$25.84	$27.42	$27.30	$24.31

Total Return(d)
Based on net asset value	(10.71)%	(3.60)%	2.64%	15.85%	2.35%

Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	3.05%	2.00%	2.08%	3.14%	3.48%

Supplemental Data
Net assets, end of period (000)	$1,139,903	$898,015	$827,938	$126,955	$25,524

Portfolio turnover rate(f)	23%	17%	25%	11%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	123

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Aware 1-5 Year USD Corporate Bond	Diversified
ESG Aware U.S. Aggregate Bond	Diversified
ESG Aware USD Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain

124	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Notes to Financial Statements  (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

126	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$11,685,521	$(11,685,521)	$—		$—
BMO Capital Markets Corp.	1,978,762	(1,978,762)	—		—
BNP Paribas SA	609,845	(609,845)	—		—
BofA Securities, Inc.	1,288,849	(1,288,849)	—		—
Citigroup Global Markets, Inc.	952,397	(952,397)	—		—
J.P. Morgan Securities LLC	6,436,938	(6,436,938)	—		—
Jefferies LLC	39,872	(39,872)	—		—
Morgan Stanley	5,938,891	(5,938,891)	—		—
Pershing LLC	5,001,126	(5,001,126)	—		—
Scotia Capital (USA), Inc.	1,193,988	(1,193,988)	—		—
Toronto-Dominion Bank	284,956	(284,956)	—		—
Wells Fargo Securities LLC	1,489,026	(1,489,026)	—		—

	$36,900,171	$(36,900,171)	$—		$—

ESG Aware U.S. Aggregate Bond
Barclays Capital, Inc.	$2,769,524	$(2,769,524)	$—		$—
BNP Paribas SA	192,241	(192,241)	—		—
BofA Securities, Inc.	350,351	(350,351)	—		—
Citigroup Global Markets, Inc.	58,895	(58,895)	—		—
Goldman Sachs & Co. LLC	1,598,720	(1,598,720)	—		—
J.P. Morgan Securities LLC	8,633,745	(8,633,745)	—		—
Morgan Stanley	397,262	(397,262)	—		—
RBC Capital Markets LLC	19,850	(19,850)	—		—
Scotia Capital (USA), Inc.	157,679	(157,679)	—		—
Toronto-Dominion Bank	75,943	(75,943)	—		—

	$14,254,210	$(14,254,210)	$—		$—

ESG Aware USD Corporate Bond
Barclays Bank PLC	$26,979,129	$(26,979,129)	$—		$—
BMO Capital Markets Corp.	1,421,270	(1,421,270)	—		—
BNP Paribas SA	1,034,475	(1,034,475)	—		—
BofA Securities, Inc.	4,727,534	(4,727,534)	—		—
Citadel Clearing LLC	759	(759)	—		—
Citigroup Global Markets, Inc.	2,939,813	(2,939,813)	—		—
Credit Suisse Securities (USA) LLC	43,997	(43,997)	—		—
J.P. Morgan Securities LLC	22,541,977	(22,541,977)	—		—
Jefferies LLC	509,210	(509,210)	—		—
Morgan Stanley	8,644,134	(8,644,134)	—		—
Pershing LLC	7,361,773	(7,361,773)	—		—
Scotia Capital (USA), Inc.	44,992	(44,992)	—		—
State Street Bank & Trust Co.	1,490,132	(1,490,132)	—		—
Toronto-Dominion Bank	1,185,596	(1,185,596)	—		—
Wells Fargo Bank N.A.	267,767	(267,767)	—		—
Wells Fargo Securities LLC	3,283,341	(3,283,341)	—		—

	$82,475,899	$(82,475,899)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Notes to Financial Statements  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Aware 1-5 Year USD Corporate Bond	0.12%
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares ESG Aware U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

ESG Aware U.S. Aggregate Bond	$143,652

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

ESG Aware 1-5 Year USD Corporate Bond	$31,932
ESG Aware U.S. Aggregate Bond	14,827
ESG Aware USD Corporate Bond	51,367

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

128	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Aware 1-5 Year USD Corporate Bond	$—	$5,747,066	$(1,437,262)
ESG Aware U.S. Aggregate Bond	—	8,334,314	(3,044,156)
ESG Aware USD Corporate Bond	197,806	8,201,714	(2,954,808)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

ESG Aware 1-5 Year USD Corporate Bond	$—	$—	$302,334,108	$286,767,353
ESG Aware U.S. Aggregate Bond	3,364,359,773	3,172,483,298	136,509,057	126,524,249
ESG Aware USD Corporate Bond	—	—	246,947,451	211,098,305

For the year ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Aware 1-5 Year USD Corporate Bond	$156,070,421	$228,950,003
ESG Aware U.S. Aggregate Bond	603,631,832	128,051,709
ESG Aware USD Corporate Bond	538,542,705	181,688,903

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

ESG Aware 1-5 Year USD Corporate Bond	$(9,300,566)	$9,300,566
ESG Aware U.S. Aggregate Bond	(11,471,816)	11,471,816
ESG Aware USD Corporate Bond	(24,079,197)	24,079,197

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/23	Year Ended 02/28/22

ESG Aware 1-5 Year USD Corporate Bond
Ordinary income	$17,369,925	$10,606,031
Long-term capital gains	—	1,545,791

	$17,369,925	$12,151,822

ESG Aware U.S. Aggregate Bond
Ordinary income	$44,953,799	$15,695,144

ESG Aware USD Corporate Bond
Ordinary income	$26,535,411	$17,812,658
Long-term capital gains	—	874,103

	$26,535,411	$18,686,761

As of February 28, 2023, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

ESG Aware 1-5 Year USD Corporate Bond	$1,971,013	$(13,015,455)	$(62,709,367)	$(73,753,809)
ESG Aware U.S. Aggregate Bond	5,934,877	(36,336,783)	(288,505,128)	(318,907,034)
ESG Aware USD Corporate Bond	3,593,297	(22,413,546)	(155,294,213)	(174,114,462)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Aware 1-5 Year USD Corporate Bond	$997,022,022	$1,350,670	$(64,060,037)	$(62,709,367)
ESG Aware U.S. Aggregate Bond	2,842,835,662	1,178,339	(289,811,940)	(288,633,601)
ESG Aware USD Corporate Bond	1,374,314,229	1,061,558	(156,355,771)	(155,294,213)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.

130	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Financials Sector Risk: Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/23		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware 1-5 Year USD Corporate Bond
Shares sold	6,700,000	$159,782,463	20,750,000	$538,810,062
Shares redeemed	(9,800,000)	(235,417,990)	(4,700,000)	(121,228,132)

	(3,100,000)	$(75,635,527)	16,050,000	$417,581,930

N O T E S T O F I N A N C I A L S T A T E M E N T S	131

Notes to Financial Statements  (continued)

	Year Ended 02/28/23		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware U.S. Aggregate Bond
Shares sold	17,500,000	$847,365,803	17,300,000	$944,951,917
Shares redeemed	(3,700,000)	(178,354,811)	(200,000)	(10,537,890)

	13,800,000	$669,010,992	17,100,000	$934,414,027

ESG Aware USD Corporate Bond
Shares sold	24,550,000	$572,972,570	11,800,000	$320,359,632
Shares redeemed	(8,450,000)	(187,650,031)	(7,250,000)	(196,468,593)

	16,100,000	$385,322,539	4,550,000	$123,891,039

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

132	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the three funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2023, the related statements of operations for the year ended February 28, 2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares ESG Aware 1-5 Year USD Corporate Bond ETF

iShares ESG Aware U.S. Aggregate Bond ETF

iShares ESG Aware USD Corporate Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 20, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	133

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2023:

iShares ETF	Federal Obligation Interest

ESG Aware 1-5 Year USD Corporate Bond	$14,146

ESG Aware U.S. Aggregate Bond	13,725,246

ESG Aware USD Corporate Bond	15,752

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2023:

iShares ETF	Interest Dividends

ESG Aware 1-5 Year USD Corporate Bond	$18,027,111

ESG Aware U.S. Aggregate Bond	48,724,097

ESG Aware USD Corporate Bond	28,252,345

The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2023:

iShares ETF	Interest-Related Dividends

ESG Aware 1-5 Year USD Corporate Bond	$13,304,089

ESG Aware U.S. Aggregate Bond	44,428,378

ESG Aware USD Corporate Bond	22,167,017

134	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware U.S. Aggregate Bond ETF and iShares ESG Aware USD Corporate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	135

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG Aware U.S. Aggregate Bond	$ 1.031208	$ —	$ —	$1.031208	100%	—%	—%	100%

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

136	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 377 funds as of February 28, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (66)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (67)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (68)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	137

Trustee and Officer Information  (unaudited)  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).

Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State Investment Funds Committee (since 2022).

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).

Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

138	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited)  (continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.

Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	139

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

140	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

BAB	Build America Bond

CMT	Constant Maturity Treasury

GO	General Obligation

LIBOR	London Interbank Offered Rate

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	141

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-209-0223

FEBRUARY 28, 2023

2023 Annual Report

iShares Trust

•	iShares ESG Advanced Investment Grade Corporate Bond ETF | ELQD | NYSE Arca
•	iShares ESG Advanced Total USD Bond Market ETF | EUSB | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers. Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%
U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)
International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)
Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U. S. Bond Market Overview

U. S. investment-grade bonds lost ground during the 12 months ended February 28, 2023 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned -9.72% in this interval.

The poor return for the fixed-income market reflected the backdrop of elevated inflation and rising short-term interest rates. Consumer price inflation — which began to rise in late 2021 — took another leg higher following Russia’s invasion of Ukraine in early 2022, with year-over-year increases of over 8% in each month from March to September. While inflation showed signs of cooling in late 2022, it nonetheless remained in a range of 6.0% to 7.1% over the final four months of the period — well above the U.S. Federal Reserve’s (Fed’s) stated target of 2%.

The Fed responded to rising inflation by winding down its stimulative quantitative easing program and beginning to raise interest rates aggressively. The Fed boosted short-term rates eight times over the course of the 12-month period, moving the benchmark fed funds rate from a range of 0.0%-0.25% to 4.50%-4.75%. This represented the fastest increase in such a short span of time in decades. In addition, the Fed’s communications repeatedly stated the central bank’s intent to remain steadfast in its commitment to fighting inflation. This approach quashed periodic hopes for a pivot toward a less restrictive policy, and it prompted investors to ratchet up their expectations for the likely “terminal rate;” in other words, the level at which the Fed could stop raising rates.

These circumstances created significant headwinds for the fixed-income market. The yield on the two-year U.S. Treasury note rose from 1.43% to 4.82% (as its price fell) over the course of the year, while the 10-year yield climbed from 1.83% to 3.92%. As a result of these moves, the yield curve reached its highest level of inversion (in other words, the extent to which short-term rates exceed longer-term rates) since 1981. Typically, an inverted yield curve is seen as a precursor to a recession.

Investment-grade corporate bonds underperformed Treasuries by a modest margin. Investors’ reduced appetite for risk contributed to an increase in yield spreads versus government issues over the first eight months of the period, as did concerns that the combination of rising inflation and slowing economic growth would crimp both profit margins and earnings. Corporates experienced improving relative performance from November onward, however, offsetting most of the category’s previous shortfall.

Securitized assets — a category that encompasses mortgage-backed securities (MBS), asset backed securities (ABS) and commercial mortgage-backed securities (CMBS) — outperformed both Treasuries and corporates. MBS were the weakest performer of the three as the Fed’s decision to end its quantitative easing policy reduced a key source of demand. ABS, while losing ground in absolute terms, held up reasonably well due to their shorter average maturities and the continued strength of the U.S. consumer sector. CMBS also outpaced the broader fixed-income market.

4	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF

Investment Objective

The iShares ESG Advanced Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment grade corporate bonds that applies extensive climate-based screens and other extensive screens for involvement in controversial activities, and reflects the performance of issuers with a favorable environmental, social and governance rating as identified by the index provider, as represented by the iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(12.17)%	(14.01)%	(12.17)%	(17.93)%
Fund Market	(12.19)	(13.88)	(12.19)	(17.77)
Index	(11.99)	(13.86)	(11.99)	(17.77)
GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was November 8, 2021. The first day of secondary market trading was November 10, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$983.00	$0.89		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023 (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF

Portfolio Management Commentary

Returns for investment-grade corporate bonds were well into negative territory during the reporting period, in keeping with the weak showing for the bond market as a whole. Historically high inflation spurred the U.S. Federal Reserve to sharply raise the target range for its benchmark fed funds rate from 0%-0.25% to 4.5%-4.75% via a series of rate hikes beginning in March, far exceeding expectations for policy tightening going into the period. As a result, recession fears increased and the U.S. Treasury yield curve became inverted. Russia’s late-February invasion of Ukraine led to a spike in prices early in the period for a variety of commodities ranging from wheat to oil to metals essential to the manufacture of computer chips. While commodity prices eased as the period progressed, inflation was more persistent in the services sector as the labor market remained robust with unemployment dropping to 50 year lows and job openings hovering at record levels. Inflows to the fixed income space increased as the period progressed, driven by significantly more attractive yields.

The iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index (“the Index”) slightly outperformed the Markit iBoxx USD Liquid Investment Grade Index during the period. Within the Index, performance was most negative for longer maturity, more interest rate sensitive bonds. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	4.9%
Aa	1.5
A	44.2
Baa	48.1
Ba	1.1
Not Rated	0.2

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
1-5 Years	23.9%
5-10 Years	37.1
10-15 Years	5.6
15-20 Years	8.5
More than 20 Years	24.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF

Investment Objective

The iShares ESG Advanced Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated bonds that are rated either investment-grade or high-yield from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg MSCI US Universal Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(9.22)%	(4.62)%	(9.22)%	(11.95)%
Fund Market	(9.36)	(4.61)	(9.36)	(11.92)
Index	(9.15)	(4.49)	(9.15)	(11.60)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was June 23, 2020. The first day of secondary market trading was June 25, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 981.70	$ 0.59	$1,000.00	$1,024.20	$0.60	0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023 (continued)	iShares® ESG Advanced Total USD Bond Market ETF

Portfolio Management Commentary

Returns for bonds were well into negative territory during the reporting period, in keeping with the weak showing for the bond market as a whole. Historically high inflation spurred the U.S. Federal Reserve to sharply raise the target range for its benchmark fed funds rate from 0%-0.25% to 4.5%-4.75% via a series of rate hikes beginning in March, far exceeding expectations for policy tightening going into the period. As a result, recession fears increased and the U.S. Treasury yield curve became inverted. Russia’s late-February invasion of Ukraine led to a spike in prices early in the period for a variety of commodities ranging from wheat to oil to metals essential to the manufacture of computer chips. While commodity prices eased as the period progressed, inflation was more persistent in the services sector as the labor market remained robust with unemployment dropping to 50 year lows and job openings hovering at record levels. Inflows to the fixed income space increased as the period progressed, driven by significantly more attractive yields.

The Bloomberg MSCI Universal Choice ESG Screened Index (“the Index”) slightly outperformed the broader market, as represented by the Bloomberg U.S. Universal Index. Within the Index, performance was most negative for more interest rate-sensitive Treasury securities, as well as lower quality issues rated BBB within investment grade corporate bonds. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	50.2%
Aa	10.8
A	12.0
Baa	15.0
Ba	3.1
B	1.8
Caa	0.3
Ca	0.1
Not Rated	6.7

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	60.2%
Corporate Bonds & Notes	32.2
Foreign Government Obligations	6.1
Collaterized Mortgage Obligations	1.5
Asset-Backed Securities	0.3
TBA Sales Commitments	(0.3)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 3 IS H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments February 28, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Apparel — 0.3%
NIKE Inc. 2.85%, 03/27/30 (Call 12/27/29)	$15	$13,326
3.38%, 03/27/50 (Call 09/27/49)(a)	15	11,655
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	10	8,263

		33,244

Auto Manufacturers — 1.2%
American Honda Finance Corp., 1.30%, 09/09/26	10	8,782
General Motors Co. 5.15%, 04/01/38 (Call 10/01/37)	25	21,649
6.80%, 10/01/27 (Call 08/01/27)	25	26,047
General Motors Financial Co. Inc. 2.40%, 04/10/28 (Call 02/10/28)	15	12,772
2.70%, 06/10/31 (Call 03/10/31)	85	66,478
3.10%, 01/12/32 (Call 10/12/31)	15	11,940

		147,668
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp. 3.25%, 03/01/32 (Call 12/01/31)(a)	10	8,338
4.15%, 05/01/52 (Call 11/01/51)	10	7,280
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	13	11,663

		27,281
Banks — 28.8%
Banco Santander SA, 1.85%, 03/25/26	200	177,350
Bank of America Corp. 2.30%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.220%)(b)	60	46,962
2.68%, 06/19/41 (Call 06/19/40), (1 day SOFR + 1.930%)(b)	10	6,834
2.69%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.320%)(b)	85	68,924
2.83%, 10/24/51 (Call 10/24/50), (1 day SOFR + 1.880%)(b)	10	6,366
2.97%, 02/04/33 (Call 02/04/32), (1 day SOFR + 1.330%)(b)	20	16,357
2.97%, 07/21/52 (Call 07/21/51), (1 day SOFR + 1.560%)(b)	52	33,993
3.31%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.580%)(b)	15	11,170
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	10	9,152
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(b)	45	37,835
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(b)	5	3,999
4.25%, 10/22/26	5	4,807
5.02%, 07/22/33 (Call 07/22/32), (1 day SOFR + 2.160%)(b)	5	4,811
Bank of Montreal, 2.65%, 03/08/27	45	41,028
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	15	13,383
Bank of Nova Scotia (The) 1.35%, 06/24/26	5	4,406
2.45%, 02/02/32	25	20,040
Barclays PLC, 5.50%, 08/09/28 (Call 08/09/27), (1 year CMT + 2.650%)(b)	200	195,979
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26 (Call 05/22/26)	45	39,538
Citigroup Inc. 2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(b)	10	8,023
2.90%, 11/03/42 (Call 11/03/41), (1 day SOFR + 1.379%)(b)	30	20,833
3.07%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.280%)(b)	15	13,617
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(b)	5	4,351
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	15	13,680
4.13%, 07/25/28(a)	15	14,026
4.30%, 11/20/26	20	19,166
4.41%, 03/31/31 (Call 03/31/30), (1 day SOFR + 3.914%)(b)	95	88,338
4.45%, 09/29/27	20	19,087

Security	Par (000)	Value

Banks (continued)
4.60%, 03/09/26	$5	$4,866
4.65%, 07/23/48 (Call 06/23/48)	25	22,271
4.75%, 05/18/46	55	47,074
6.63%, 06/15/32	15	15,813
Cooperatieve Rabobank UA, 5.25%, 05/24/41	10	10,376
Deutsche Bank AG/New York NY, 1.69%, 03/19/26	150	134,763
Fifth Third Bancorp. 4.77%, 07/28/30 (Call 07/28/29), (1 day SOFR + 2.127%)(b)	10	9,574
8.25%, 03/01/38	6	7,412
Goldman Sachs Group Inc. (The) 2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(b)	100	80,395
3.10%, 02/24/33 (Call 02/24/32), (1 day SOFR + 1.410%)(b)	15	12,360
5.15%, 05/22/45	45	41,684
5.95%, 01/15/27	50	50,868
6.75%, 10/01/37	75	79,459
HSBC Holdings PLC, 2.80%, 05/24/32 (Call 05/24/31), (1 day SOFR + 1.187%)(b)	200	159,374
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	5	4,169
ING Groep NV, 1.73%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.005%)(b)	200	177,288
JPMorgan Chase & Co. 2.58%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.250%)(b)	135	109,543
2.74%, 10/15/30 (Call 10/15/29), (1 day SOFR + 1.510%)(b)	15	12,646
3.33%, 04/22/52 (Call 04/22/51), (1 day SOFR + 1.580%)(b)	10	7,063
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	15	12,209
5.40%, 01/06/42	15	14,786
6.40%, 05/15/38	95	103,562
KeyCorp, 2.55%, 10/01/29(a)	20	16,903
Lloyds Banking Group PLC, 1.63%, 05/11/27 (Call 05/11/26), (1 year CMT + 0.850%)(b)	200	175,060
Mitsubishi UFJ Financial Group Inc., 2.05%, 07/17/30	200	159,089
Mizuho Financial Group Inc., 2.84%, 09/13/26(a)	200	183,261
Morgan Stanley 2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(b)	140	108,808
2.94%, 01/21/33 (Call 01/21/32), (1 day SOFR + 1.290%)(b)	10	8,180
4.30%, 01/27/45	60	51,533
4.35%, 09/08/26	15	14,415
5.60%, 03/24/51 (Call 03/24/50), (1 day SOFR + 4.480%)(b)	30	30,798
6.30%, 10/18/28 (Call 10/18/27), (1 day SOFR + 2.240%)(b)	75	77,138
Northern Trust Corp., 6.13%, 11/02/32 (Call 08/02/32)	10	10,538
PNC Financial Services Group Inc. (The) 2.55%, 01/22/30 (Call 10/24/29)	50	42,522
6.04%, 10/28/33 (Call 10/28/32), (1 day SOFR + 2.140%)(b)	16	16,610
Royal Bank of Canada 1.15%, 07/14/26	40	35,097
2.30%, 11/03/31	10	7,998
5.00%, 02/01/33	10	9,761
6.00%, 11/01/27	25	25,744
State Street Corp., 2.20%, 03/03/31	5	4,019
Sumitomo Mitsui Financial Group Inc., 3.35%, 10/18/27	200	184,065
Toronto-Dominion Bank (The) 2.00%, 09/10/31	15	11,753
4.46%, 06/08/32	35	32,958
Truist Financial Corp. 1.13%, 08/03/27 (Call 06/03/27)	20	16,988
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(b)	10	8,898
5.12%, 01/26/34 (Call 01/26/33)	25	24,297
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	65	50,322

10	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp., 2.15%, 06/03/31	$75	$62,334

		3,430,699

Beverages — 0.1%
Keurig Dr Pepper Inc., 3.80%, 05/01/50 (Call 11/01/49)	20	14,947

Biotechnology — 1.8%
Amgen Inc. 2.00%, 01/15/32 (Call 10/15/31)	25	19,340
4.40%, 02/22/62 (Call 08/22/61)	15	11,944
4.66%, 06/15/51 (Call 12/15/50)	75	64,579
Biogen Inc. 2.25%, 05/01/30 (Call 02/01/30)	20	16,202
3.15%, 05/01/50 (Call 11/01/49)	5	3,287
Gilead Sciences Inc. 1.65%, 10/01/30 (Call 07/01/30)	25	19,777
4.00%, 09/01/36 (Call 03/01/36)	20	17,576
4.75%, 03/01/46 (Call 09/01/45)	50	45,125
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	15	11,650

		209,480

Building Materials — 0.3%
Carrier Global Corp., 3.58%, 04/05/50 (Call 10/05/49)	20	14,336
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	20	15,945

		30,281

Chemicals — 0.8%
Air Products and Chemicals Inc. 2.05%, 05/15/30 (Call 02/15/30)	10	8,350
2.70%, 05/15/40 (Call 11/15/39)	10	7,395
Celanese U.S. Holdings LLC, 6.17%, 07/15/27 (Call 06/15/27)	13	12,911
CF Industries Inc., 5.15%, 03/15/34	15	13,943
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	30	29,102
Nutrien Ltd., 5.00%, 04/01/49 (Call 10/01/48)	10	8,915
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	15	12,483

		93,099

Commercial Services — 1.0%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	15	11,787
Global Payments Inc. 1.20%, 03/01/26 (Call 02/01/26)	15	13,118
3.20%, 08/15/29 (Call 05/15/29)	15	12,756
5.95%, 08/15/52 (Call 02/15/52)(a)	10	9,215
PayPal Holdings Inc. 2.30%, 06/01/30 (Call 03/01/30)	20	16,467
2.65%, 10/01/26 (Call 08/01/26)(a)	40	36,912
4.40%, 06/01/32 (Call 03/01/32)	15	14,097
S&P Global Inc., 2.90%, 03/01/32	10	8,559

		122,911

Computers — 4.7%
Apple Inc. 1.40%, 08/05/28 (Call 06/05/28)	200	168,830
2.65%, 02/08/51 (Call 08/08/50)(a)	10	6,646
2.70%, 08/05/51 (Call 02/05/51)	40	26,583
2.80%, 02/08/61 (Call 02/08/60)	10	6,358
3.35%, 08/08/32 (Call 05/08/32)(a)	15	13,504
4.65%, 02/23/46 (Call 08/23/45)	125	118,842
Dell International LLC/EMC Corp. 3.38%, 12/15/41 (Call 06/15/41)(c)	5	3,307
4.90%, 10/01/26 (Call 08/01/26)	10	9,778
5.30%, 10/01/29 (Call 07/01/29)	40	38,624
6.02%, 06/15/26 (Call 03/15/26)	10	10,128

Security	Par (000)	Value

Computers (continued)
6.20%, 07/15/30 (Call 04/15/30)	$10	$10,152
8.35%, 07/15/46 (Call 01/15/46)	3	3,417
Hewlett Packard Enterprise Co. 6.20%, 10/15/35 (Call 04/15/35)	15	15,389
6.35%, 10/15/45 (Call 04/15/45)	5	4,902
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	50	39,284
International Business Machines Corp., 4.15%, 05/15/39	100	84,661

		560,405

Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 (Call 08/29/28)	150	127,782
Air Lease Corp., 1.88%, 08/15/26 (Call 07/15/26)	5	4,362
Ally Financial Inc., 8.00%, 11/01/31(a)	15	16,145
American Express Co. 3.13%, 05/20/26 (Call 04/20/26)	5	4,690
4.05%, 05/03/29 (Call 03/03/29)	25	23,720
4.05%, 12/03/42	10	8,801
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	25	23,172
Charles Schwab Corp. (The), 2.45%, 03/03/27 (Call 02/03/27)	15	13,607
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	5	4,187
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	35	33,173
Intercontinental Exchange Inc. 1.85%, 09/15/32 (Call 06/15/32)	10	7,497
3.00%, 09/15/60 (Call 03/15/60)	30	18,939
4.95%, 06/15/52 (Call 12/15/51)	15	14,150
Mastercard Inc., 3.85%, 03/26/50 (Call 09/26/49)	10	8,399
Nomura Holdings Inc., 1.65%, 07/14/26	200	174,210
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	10	7,485
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	5	4,556
Visa Inc. 1.10%, 02/15/31 (Call 11/15/30)	10	7,661
2.05%, 04/15/30 (Call 01/15/30)	15	12,668
4.30%, 12/14/45 (Call 06/14/45)	25	22,560

		537,764

Electric — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	10	8,183

Electronics — 0.1%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	10	7,959

Entertainment — 0.7%
Magallanes Inc. 4.28%, 03/15/32 (Call 12/15/31)(c)	35	30,162
5.05%, 03/15/42 (Call 09/15/41)(c)	10	8,089
5.14%, 03/15/52 (Call 09/15/51)(c)	55	43,101

		81,352

Environmental Control — 0.3%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	18,934
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	20	15,400

		34,334

Food — 1.2%
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	15	13,954
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)(a)	35	33,024
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	25	20,309
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	60	49,175
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)	10	10,940
Tyson Foods Inc., 5.10%, 09/28/48 (Call 03/28/48)	20	18,051

		145,453

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools — 0.2%
Regal Rexnord Corp., 6.40%, 04/15/33 (Call 01/15/33)(c)	$10	$9,819
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	22	17,853

		27,672

Health Care—Products — 1.2%
Abbott Laboratories, 4.90%, 11/30/46 (Call 05/30/46)	15	14,740
Baxter International Inc. 2.54%, 02/01/32 (Call 11/01/31)(a)	15	11,600
3.13%, 12/01/51 (Call 06/01/51)(a)	10	6,059
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	80	69,056
Medtronic Inc., 4.38%, 03/15/35	15	14,217
Thermo Fisher Scientific Inc., 2.80%, 10/15/41 (Call 04/15/41)	30	21,640

		137,312

Health Care—Services — 3.8%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	15	11,261
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	95	87,018
Elevance Health Inc. 2.55%, 03/15/31 (Call 12/15/30)	40	33,163
3.60%, 03/15/51 (Call 09/15/50)	35	25,920
4.65%, 01/15/43	20	17,898
HCA Inc. 2.38%, 07/15/31 (Call 04/15/31)	15	11,676
3.50%, 07/15/51 (Call 01/15/51)	45	29,190
4.13%, 06/15/29 (Call 03/15/29)	10	9,104
4.50%, 02/15/27 (Call 08/15/26)	10	9,588
5.25%, 06/15/49 (Call 12/15/48)	10	8,620
5.38%, 09/01/26 (Call 03/01/26)	10	9,855
5.63%, 09/01/28 (Call 03/01/28)	10	9,885
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)	15	11,570
UnitedHealth Group Inc. 4.20%, 05/15/32 (Call 02/15/32)	51	47,963
4.20%, 01/15/47 (Call 07/15/46)	15	12,925
4.75%, 05/15/52 (Call 11/15/51)	92	84,188
5.35%, 02/15/33 (Call 11/15/32)	15	15,320
6.05%, 02/15/63 (Call 08/15/62)	15	16,376

		451,520

Insurance — 1.4%
American International Group Inc. 4.38%, 06/30/50 (Call 12/30/49)	5	4,184
4.80%, 07/10/45 (Call 01/10/45)	10	8,910
Chubb INA Holdings Inc. 3.05%, 12/15/61 (Call 06/15/61)	15	9,780
4.35%, 11/03/45 (Call 05/03/45)	15	13,397
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	10	8,804
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52
(Call 04/15/52)	11	7,108
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49
(Call 02/19/49)	10	7,451
Marsh & McLennan Companies Inc., 4.90%, 03/15/49
(Call 09/15/48)	10	9,216
MetLife Inc. 4.05%, 03/01/45	27	22,568
4.55%, 03/23/30 (Call 12/23/29)	15	14,741
5.70%, 06/15/35	15	15,725
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	10	8,529
Prudential Financial Inc., 4.35%, 02/25/50 (Call 08/25/49)	25	21,082
Travelers Companies Inc. (The), 3.05%, 06/08/51 (Call 12/08/50)	15	10,418

		161,913

Security	Par (000)	Value

Internet — 2.0%
Alphabet Inc. 1.10%, 08/15/30 (Call 05/15/30)	$15	$11,803
2.05%, 08/15/50 (Call 02/15/50)	10	6,023
2.25%, 08/15/60 (Call 02/15/60)	10	5,767
Amazon.com Inc. 2.10%, 05/12/31 (Call 02/12/31)	45	36,971
3.10%, 05/12/51 (Call 11/12/50)	15	10,705
3.25%, 05/12/61 (Call 11/12/60)	95	65,513
3.88%, 08/22/37 (Call 02/22/37)	15	13,257
4.70%, 12/01/32 (Call 09/01/32)	25	24,713
Booking Holdings Inc. 3.60%, 06/01/26 (Call 03/01/26)	18	17,136
4.63%, 04/13/30 (Call 01/13/30)	10	9,697
eBay Inc. 1.40%, 05/10/26 (Call 04/10/26)	28	24,799
3.65%, 05/10/51 (Call 11/10/50)	10	7,161

		233,545

Machinery — 0.5%
Caterpillar Financial Services Corp., 0.90%, 03/02/26	10	8,876
Caterpillar Inc., 3.25%, 09/19/49 (Call 03/19/49)	30	22,762
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	15	13,231
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	22	18,531

		63,400

Manufacturing — 0.7%
3M Co. 2.88%, 10/15/27 (Call 07/15/27)(a)	20	18,192
3.25%, 08/26/49 (Call 02/26/49)(a)	10	6,887
Eaton Corp., 4.15%, 03/15/33 (Call 12/15/32)	15	13,801
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	10	8,589
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	40	35,594

		83,063

Media — 4.9%
Comcast Corp. 2.94%, 11/01/56 (Call 05/01/56)	15	9,366
2.99%, 11/01/63 (Call 05/01/63)	130	78,978
3.75%, 04/01/40 (Call 10/01/39)	15	12,339
4.15%, 10/15/28 (Call 07/15/28)	195	186,231
4.25%, 01/15/33	15	13,983
7.05%, 03/15/33	35	39,784
Discovery Communications LLC 3.95%, 03/20/28 (Call 12/20/27)	55	50,144
5.20%, 09/20/47 (Call 03/20/47)	30	23,818
Fox Corp. 4.71%, 01/25/29 (Call 10/25/28)	15	14,325
5.48%, 01/25/39 (Call 07/25/38)	10	9,184
5.58%, 01/25/49 (Call 07/25/48)	10	9,066
Paramount Global 4.38%, 03/15/43	30	20,796
4.95%, 01/15/31 (Call 11/15/30)(a)	15	13,478
Walt Disney Co. (The) 2.65%, 01/13/31(a)	50	42,576
3.60%, 01/13/51 (Call 07/13/50)	65	50,226
3.80%, 03/22/30(a)	15	13,932

		588,226

Mining — 0.2%
Newmont Corp. 2.25%, 10/01/30 (Call 07/01/30)	10	8,052
6.25%, 10/01/39	10	10,491

12	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Alcan Inc., 6.13%, 12/15/33	$10	$10,745

		29,288

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	11	9,090

Packaging & Containers — 0.1%
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	15	14,656

Pharmaceuticals — 10.8%
AbbVie Inc. 2.95%, 11/21/26 (Call 09/21/26)	65	59,937
4.05%, 11/21/39 (Call 05/21/39)	70	59,006
4.25%, 11/21/49 (Call 05/21/49)	55	45,530
4.70%, 05/14/45 (Call 11/14/44)	25	22,117
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	25	23,236
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	10	8,870
AstraZeneca PLC, 6.45%, 09/15/37	40	45,138
Becton Dickinson and Co. 2.82%, 05/20/30 (Call 02/20/30)	30	25,656
4.67%, 06/06/47 (Call 12/06/46)	10	8,747
Bristol-Myers Squibb Co. 1.45%, 11/13/30 (Call 08/13/30)	25	19,698
2.95%, 03/15/32 (Call 12/15/31)	25	21,579
3.40%, 07/26/29 (Call 04/26/29)	26	23,840
3.90%, 02/20/28 (Call 11/20/27)	15	14,369
4.25%, 10/26/49 (Call 04/26/49)	60	51,649
Cigna Group (The), 4.90%, 12/15/48 (Call 06/15/48)	65	58,288
CVS Health Corp. 1.88%, 02/28/31 (Call 11/28/30)	15	11,652
2.13%, 09/15/31 (Call 06/15/31)	70	54,870
4.78%, 03/25/38 (Call 09/25/37)	35	31,779
5.05%, 03/25/48 (Call 09/25/47)	65	58,259
5.13%, 07/20/45 (Call 01/20/45)	15	13,513
Eli Lilly & Co., 2.25%, 05/15/50 (Call 11/15/49)	15	9,352
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	38,100
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	25	22,843
Johnson & Johnson 2.45%, 03/01/26 (Call 12/01/25)	25	23,407
3.70%, 03/01/46 (Call 09/01/45)	80	67,233
Merck & Co. Inc. 1.45%, 06/24/30 (Call 03/24/30)	35	27,951
2.90%, 12/10/61 (Call 06/10/61)	10	6,373
3.70%, 02/10/45 (Call 08/10/44)	60	49,260
Novartis Capital Corp. 2.20%, 08/14/30 (Call 05/14/30)	30	25,364
2.75%, 08/14/50 (Call 02/14/50)	25	17,295
Pfizer Inc. 2.70%, 05/28/50 (Call 11/28/49)(a)	30	20,388
3.45%, 03/15/29 (Call 12/15/28)	15	13,987
4.13%, 12/15/46	15	13,095
7.20%, 03/15/39	35	42,450
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26
(Call 06/23/26)	245	227,951
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	15	15,524

		1,278,306

Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities Inc. 2.00%, 05/18/32 (Call 02/18/32)	20	15,289
3.55%, 03/15/52 (Call 09/15/51)	15	10,728

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp. 1.88%, 10/15/30 (Call 07/15/30)	$10	$7,695
2.10%, 06/15/30 (Call 03/15/30)	10	7,910
3.10%, 06/15/50 (Call 12/15/49)	15	9,311
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)	30	21,872
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	10	9,004
Crown Castle Inc., 2.90%, 04/01/41 (Call 10/01/40)	30	20,367
Crown Castle International Corp., 2.10%, 04/01/31 (Call 01/01/31)	15	11,737
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	25	19,992
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	50	41,993
VICI Properties LP 4.75%, 02/15/28 (Call 01/15/28)	25	23,601
5.63%, 05/15/52 (Call 11/15/51)	5	4,446

		203,945

Retail — 4.4%
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	15	13,373
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	20	19,032
Home Depot Inc. (The) 2.75%, 09/15/51 (Call 03/15/51)	115	74,633
2.95%, 06/15/29 (Call 03/15/29)	45	40,184
5.88%, 12/16/36	15	16,037
Lowe’s Companies Inc. 1.70%, 09/15/28 (Call 07/15/28)	95	79,391
2.80%, 09/15/41 (Call 03/15/41)	35	23,626
4.45%, 04/01/62 (Call 10/01/61)	20	15,567
5.63%, 04/15/53 (Call 10/15/52)(a)	15	14,279
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)	25	20,700
3.63%, 09/01/49 (Call 03/01/49)	30	22,527
4.60%, 09/09/32 (Call 06/09/32)	15	14,441
4.88%, 12/09/45 (Call 06/09/45)	15	13,681
Starbucks Corp. 3.50%, 11/15/50 (Call 05/15/50)	15	10,851
3.55%, 08/15/29 (Call 05/15/29)	42	38,357
Target Corp. 2.35%, 02/15/30 (Call 11/15/29)	10	8,472
2.95%, 01/15/52 (Call 07/15/51)	5	3,392
4.80%, 01/15/53 (Call 07/15/52)	10	9,307
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	95	89,117

		526,967

Semiconductors — 5.0%
Analog Devices Inc., 2.95%, 10/01/51 (Call 04/01/51)	5	3,421
Applied Materials Inc., 4.35%, 04/01/47 (Call 10/01/46)	10	8,960
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	30	28,291
Broadcom Inc. 2.45%, 02/15/31 (Call 11/15/30)(c)	20	15,838
3.46%, 09/15/26 (Call 07/15/26)	80	74,756
3.47%, 04/15/34 (Call 01/15/34)(c)	15	11,872
3.75%, 02/15/51 (Call 08/15/50)(c)	5	3,481
4.93%, 05/15/37 (Call 02/15/37)(c)	75	65,119
Intel Corp. 1.60%, 08/12/28 (Call 06/12/28)	90	75,523
2.80%, 08/12/41 (Call 02/12/41)	85	57,850
3.05%, 08/12/51 (Call 02/12/51)	35	22,391
3.73%, 12/08/47 (Call 06/08/47)	10	7,390
4.60%, 03/25/40 (Call 09/25/39)	10	8,918

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
5.90%, 02/10/63 (Call 08/10/62)	$21	$20,587
KLA Corp., 4.95%, 07/15/52 (Call 01/15/52)	15	14,109
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	5	4,704
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	15	12,040
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	25	22,950
NVIDIA Corp., 3.50%, 04/01/40 (Call 10/01/39)	20	16,396
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 05/11/41 (Call 11/11/40)	25	17,359
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	5	4,459
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	10	7,642
3.25%, 05/20/27 (Call 02/20/27)	50	47,027
4.50%, 05/20/52 (Call 11/20/51)	10	8,865
4.80%, 05/20/45 (Call 11/20/44)	10	9,469
6.00%, 05/20/53 (Call 11/20/52)	10	10,751
Texas Instruments Inc., 3.88%, 03/15/39 (Call 09/15/38)	15	13,247

		593,415

Software — 5.9%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	5	3,103
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,541
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	10	7,941
Broadridge Financial Solutions Inc., 2.90%, 12/01/29
(Call 09/01/29)	20	16,893
Fidelity National Information Services Inc., 1.15%, 03/01/26
(Call 02/01/26)	80	70,128
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	35	32,664
4.40%, 07/01/49 (Call 01/01/49)	20	16,111
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	165	109,718
3.30%, 02/06/27 (Call 11/06/26)	25	23,864
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	75	62,135
2.95%, 04/01/30 (Call 01/01/30)	45	38,407
3.60%, 04/01/40 (Call 10/01/39)	38	28,009
3.80%, 11/15/37 (Call 05/15/37)	15	11,861
3.85%, 07/15/36 (Call 01/15/36)	15	12,208
3.95%, 03/25/51 (Call 09/25/50)	40	28,665
4.00%, 07/15/46 (Call 01/15/46)	135	98,086
6.25%, 11/09/32 (Call 08/09/32)	15	15,576
salesforce.com Inc.
1.95%, 07/15/31 (Call 04/15/31)	15	12,013
2.90%, 07/15/51 (Call 01/15/51)	20	13,415
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	80	69,113
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	15	14,012
3.80%, 04/01/32 (Call 01/01/32)	11	9,669

		702,132

Telecommunications — 6.6%
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	125	95,705
3.50%, 06/01/41 (Call 12/01/40)	65	48,756
3.55%, 09/15/55 (Call 03/15/55)	95	64,135
3.65%, 06/01/51 (Call 12/01/50)	85	60,585
3.65%, 09/15/59 (Call 03/15/59)	5	3,368
Bell Telephone Co. of Canada or Bell Canada (The), 4.46%, 04/01/48 (Call 10/01/47)(a)	15	12,775
British Telecommunications PLC, 9.63%, 12/15/30	5	6,048
Cisco Systems Inc., 5.90%, 02/15/39	25	27,390

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	$15	$11,963
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	15	17,763
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	10	7,788
4.60%, 05/23/29 (Call 02/23/29)	15	14,116
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	20	20,178
Rogers Communications Inc.
3.80%, 03/15/32 (Call 12/15/31)(c)	10	8,717
4.35%, 05/01/49 (Call 11/01/48)(a)	20	15,467
4.55%, 03/15/52 (Call 09/15/51)(c)	10	7,940
Telefonica Emisiones SA, 7.05%, 06/20/36	55	57,683
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	35	31,305
2.55%, 03/21/31 (Call 12/21/30)	75	61,345
2.99%, 10/30/56 (Call 04/30/56)	110	67,072
3.40%, 03/22/41 (Call 09/22/40)	125	93,864
4.50%, 08/10/33	15	13,897
4.86%, 08/21/46	5	4,517
Vodafone Group PLC, 4.88%, 06/19/49	37	31,884

		784,261

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	10	8,818

Transportation — 0.9%
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	31	25,142
3.25%, 04/01/26 (Call 01/01/26)	30	28,426
4.55%, 04/01/46 (Call 10/01/45)	37	30,535
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)	27	22,045

		106,148

Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	10	7,760

Total Long-Term Investments — 96.7%
(Cost: $13,936,427)		11,496,497

Short-Term Securities

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	580	580,588
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	120	120,000

Total Short-Term Securities — 5.9%
(Cost: $700,448)		700,588

Total Investments — 102.6%
(Cost: $14,636,875)		12,197,085

Liabilities in Excess of Other Assets — (2.6)%		(304,483)

Net Assets — 100.0%		$11,892,602

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$176,035	$404,230	(a)	$—		$172	$151	$580,588	580	$479	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—		(20,000	)(a)	—	—	120,000	120	2,310		—

						$172	$151	$700,588		$2,789		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$11,496,497	$—	$11,496,497
Short-Term Securities
Money Market Funds	700,588	—	—	700,588

	$700,588	$11,496,497	$—	$12,197,085

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/15/27	$1,000	$964,259
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	400	377,387
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 10/15/24)	170	164,595
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 05/15/25)	75	68,386
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	100	94,371

Total Asset-Backed Securities — 0.3% (Cost: $1,744,783)		1,668,998

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 05/15/29)	100	91,386
BBCMS Mortgage Trust, Series 2021-C11, Class A5, 2.32%, 09/15/54	200	161,841
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	460	380,197
Benchmark Mortgage Trust
4.45%, 05/15/55 (Call 05/15/32)(a)	3,000	2,852,108
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	1,000	960,737
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 02/15/30)	100	85,443
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	100	79,008
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50 (Call 08/15/27)	137	130,627
Commission Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	1,000	954,727
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 03/15/25)	155	148,588
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 08/10/27)	648	616,440
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 07/15/24)	75	73,011
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 03/15/26)	172	164,254
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 01/15/27)	100	93,695
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51 (Call 10/15/28)	100	96,359
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class A4, 3.63%, 01/15/60 (Call 03/15/27)	150	140,179
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 05/15/28)	900	855,006
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	600	496,865

		8,380,471

Total Collaterized Mortgage Obligations — 1.5% (Cost: $9,581,264)		8,380,471

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/24)(b)	$20	$19,600
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(b)	70	62,481
7.50%, 06/01/29 (Call 06/01/24)(b)	60	48,545
7.75%, 04/15/28 (Call 04/15/24)(b)	55	45,807
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	50	40,114
3.38%, 03/01/41 (Call 09/01/40)	48	34,905
4.75%, 03/30/30 (Call 12/30/29)	68	64,780
5.40%, 10/01/48 (Call 04/01/48)	20	18,912
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	80	76,230
3.65%, 11/01/24 (Call 08/01/24)	25	24,267
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	32	26,414
4.63%, 03/15/30 (Call 03/15/25)(b)	30	24,600
5.00%, 08/15/27 (Call 08/15/23)(b)	35	31,585
6.25%, 06/15/25 (Call 06/15/23)(b)	25	24,872
WPP Finance 2010, 3.75%, 09/19/24	5	4,846

		547,958

Aerospace & Defense — 0.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	30	28,274
4.95%, 08/15/25 (Call 05/15/25)	39	37,995
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	36	30,890
5.13%, 10/01/24 (Call 07/01/24)	60	59,453
5.90%, 02/01/27	36	35,877
5.95%, 02/01/37	35	34,571
6.75%, 01/15/28	20	20,575
6.88%, 05/01/25 (Call 04/01/25)	39	39,726
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	40	33,006
7.50%, 04/15/25 (Call 04/15/23)(b)	70	69,931
9.38%, 11/30/29 (Call 11/30/25)(b)	50	52,972
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/31/23)(b)	35	35,041
7.75%, 08/15/25 (Call 08/15/23)(c)	25	24,016
8.88%, 06/01/24 (Call 12/01/23)(b)	29	30,304
9.00%, 03/15/28 (Call 03/15/25)	15	15,000

		547,631

Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/23)(b)	35	33,748
6.00%, 06/15/30 (Call 06/15/25)(b)	55	53,170

		86,918

Airlines — 0.0%
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/24)(d)	50	22,530
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	70	65,083

		87,613

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	20	16,380
4.25%, 03/15/29 (Call 03/15/24)(b)	25	21,461

16	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	$56	$55,963
4.88%, 05/15/26 (Call 02/15/26)(b)	53	48,927
9.00%, 02/15/31 (Call 02/15/26)	25	25,287
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	25	21,109
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	125	122,059
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	5	4,369
3.75%, 09/15/25 (Call 07/15/25)	10	9,634
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	25	19,867
4.13%, 07/15/27 (Call 04/15/27)	73	68,936
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	35	31,205
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/23)(b)	35	33,730
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)	35	28,214

		507,141

Auto Manufacturers — 0.2%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	70	69,817
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(b)	95	82,820
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(b)	25	21,967
2.55%, 04/01/31 (Call 01/01/31)(b)	50	41,860
2.80%, 04/11/26 (Call 01/11/26)(b)	205	191,765
3.30%, 04/06/27 (Call 01/06/27)(b)	15	14,059
3.70%, 04/01/32 (Call 01/01/32)(b)(c)	10	9,034
3.90%, 04/09/25 (Call 03/09/25)(b)	90	87,670
3.95%, 08/14/28 (Call 05/14/28)(b)	50	47,215
4.15%, 04/09/30 (Call 01/09/30)(b)	70	66,388
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	22	19,857
1.50%, 09/01/30 (Call 06/01/30)	60	47,561
2.60%, 09/01/50 (Call 03/01/50)	50	31,542
4.88%, 10/01/43 (Call 04/01/43)	55	52,603
Daimler Trucks Finance North America LLC
2.50%, 12/14/31(b)	75	60,135
3.65%, 04/07/27(b)(c)	10	9,384
PACCAR Financial Corp.
1.10%, 05/11/26	55	48,822
1.80%, 02/06/25	70	65,721
2.15%, 08/15/24	15	14,343
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	25	21,786

		1,004,349

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)	30	24,312
6.25%, 03/15/26 (Call 03/15/23)	16	15,151
6.50%, 04/01/27 (Call 04/01/23)	35	32,290
6.88%, 07/01/28 (Call 07/01/23)	20	17,946
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	85	51,184
4.35%, 03/15/29 (Call 12/15/28)	12	11,346
4.40%, 10/01/46 (Call 04/01/46)	2	1,512
5.40%, 03/15/49 (Call 09/15/48)	40	34,759
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	55	45,861
4.15%, 05/01/52 (Call 11/01/51)	50	36,589

Security	Par (000)	Value

Auto Parts & Equipment (continued)
BorgWarner Inc. 2.65%, 07/01/27 (Call 05/01/27)	$150	$134,679
4.38%, 03/15/45 (Call 09/15/44)	15	11,662
5.00%, 10/01/25(b)	115	113,156
Cooper-Standard Automotive Inc. 5.63%, 05/15/27 (Call 01/31/25)	20	12,278
13.50%, 03/31/27 (Call 01/31/25)	23	23,485
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/23)(b)	25	24,466
Dana Inc. 4.25%, 09/01/30 (Call 05/01/26)	25	20,182
4.50%, 02/15/32 (Call 02/15/27)	16	12,758
5.38%, 11/15/27 (Call 11/15/23)	25	23,073
5.63%, 06/15/28 (Call 06/15/23)	25	22,639
Lear Corp. 3.50%, 05/30/30 (Call 02/28/30)	10	8,552
3.55%, 01/15/52 (Call 07/15/51)	35	21,861
3.80%, 09/15/27 (Call 06/15/27)	20	18,682
4.25%, 05/15/29 (Call 02/15/29)	40	36,600
5.25%, 05/15/49 (Call 11/15/48)	50	42,225
Magna International Inc. 2.45%, 06/15/30 (Call 03/15/30)	45	37,382
4.15%, 10/01/25 (Call 07/01/25)	57	55,214

		889,844

Banks — 7.6%
ABN AMRO Bank NV
2.47%, 12/13/29 (Call 12/13/28), (1 year CMT + 1.100%)(a)(b)	50	41,725
3.32%, 03/13/37 (Call 12/13/31), (5 year CMT + 1.900%)(a)(b)	50	38,192
4.80%, 04/18/26(b)	200	192,262
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	178,928
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24),
(3 mo. LIBOR US + 1.874%)(a)(b)	200	195,472
Banco de Credito del Peru S.A., 3.13%, 07/01/30
(Call 07/01/25), (5 year CMT + 3.000%)(a)(d)	100	90,959
Banco do Brasil SA/Cayman, 4.63%, 01/15/25	200	193,470
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(d)	150	127,294
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	210	196,153
Bangkok Bank PCL/Hong Kong, 4.30%, 06/15/27
(Call 05/15/27)(d)	200	193,128
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)	200	185,014
Bank of China Ltd.
3.50%, 04/20/27(d)	200	190,612
5.00%, 11/13/24(d)	200	197,898
Bank of Montreal
0.63%, 07/09/24	115	107,900
0.95%, 01/22/27 (Call 01/22/26), (1 day SOFR + 0.603%)(a)	30	26,418
1.25%, 09/15/26	210	183,376
1.85%, 05/01/25	125	116,244
2.50%, 06/28/24	309	297,341
2.65%, 03/08/27	50	45,583
3.09%, 01/10/37 (Call 01/10/32), (5 year CMT + 1.400%)(a)	15	11,771
3.70%, 06/07/25	25	24,173
3.80%, 12/15/32 (Call 12/15/27), (5 year USD Swap + 1.432%)(a)	50	44,707
5.20%, 02/01/28 (Call 01/01/28)	120	119,447

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series H, 4.70%, 09/14/27 (Call 08/14/27)	$65	$63,585
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26 (Call 09/15/26)	5	4,345
1.60%, 04/24/25 (Call 03/24/25)	92	85,274
1.65%, 07/14/28 (Call 05/14/28)	10	8,559
1.65%, 01/28/31 (Call 10/28/30)	75	59,019
1.80%, 07/28/31 (Call 04/28/31)	45	35,125
2.05%, 01/26/27 (Call 12/26/26)	10	8,970
2.10%, 10/24/24	50	47,587
2.45%, 08/17/26 (Call 05/17/26)	120	110,104
2.80%, 05/04/26 (Call 02/04/26)	105	98,016
3.00%, 10/30/28 (Call 07/30/28)	90	80,369
3.25%, 09/11/24 (Call 08/11/24)	60	58,240
3.25%, 05/16/27 (Call 02/16/27)	95	89,022
3.30%, 08/23/29 (Call 05/23/29)	125	111,661
3.35%, 04/25/25 (Call 03/25/25)	25	24,077
3.40%, 05/15/24 (Call 04/15/24)	85	83,149
3.40%, 01/29/28 (Call 10/29/27)	165	152,897
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	160	150,443
3.85%, 04/28/28	112	106,254
3.95%, 11/18/25 (Call 10/18/25)	50	48,502
5.83%, 10/25/33 (Call 10/25/32), (1 day SOFR + 2.074%)(a)	10	10,413
Series G, 3.00%, 02/24/25 (Call 01/24/25)	110	105,503
Series J, 0.85%, 10/25/24 (Call 09/25/24)	10	9,329
Series J, 1.90%, 01/25/29 (Call 11/25/28)	20	16,737
Bank of Nova Scotia (The)
0.65%, 07/31/24	135	126,298
1.05%, 03/02/26	45	39,653
1.30%, 06/11/25	45	41,099
1.30%, 09/15/26	55	47,852
1.35%, 06/24/26	250	220,185
1.45%, 01/10/25	10	9,314
1.95%, 02/02/27	40	35,617
2.15%, 08/01/31	135	107,255
2.20%, 02/03/25	240	226,260
2.45%, 02/02/32	10	8,055
2.70%, 08/03/26	15	13,765
3.45%, 04/11/25	10	9,615
4.50%, 12/16/25	100	96,934
4.59%, 05/04/37 (Call 02/04/32), (5 year CMT + 2.050%)(a)	100	87,574
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	40	36,678
1.60%, 10/04/26(b)	40	34,810
4.94%, 01/26/26(b)	200	196,984
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	182,564
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1 day SOFR + 1.004%)(a)(b)	225	199,080
1.90%, 09/30/28 (Call 09/30/27), (1 day SOFR + 1.609%)(a)(b)	200	168,592
2.22%, 06/09/26 (Call 06/09/25), (1 day SOFR + 2.074%)(a)(b)	215	198,972
2.59%, 01/20/28 (Call 01/20/27), (1 day SOFR + 1.228%)(a)(b)	200	177,376
2.87%, 04/19/32 (Call 04/19/31), (1 day SOFR + 1.387%)(a)(b)	220	177,901

Security	Par (000)	Value

Banks (continued)
3.05%, 01/13/31 (Call 01/13/30), (1 day SOFR + 1.507%)(a)(b)	$225	$189,992
4.38%, 05/12/26(b)	200	193,060
4.40%, 08/14/28(b)	230	216,987
5.13%, 01/13/29 (Call 01/13/28)	200	196,584
BPCE SA
1.00%, 01/20/26(b)	90	79,619
1.65%, 10/06/26 (Call 10/06/25), (1 day SOFR + 1.520%)(a)(b)	165	147,556
2.38%, 01/14/25(b)	310	291,450
2.70%, 10/01/29(b)	75	64,021
3.12%, 10/19/32 (Call 10/19/31), (1 day SOFR + 1.730%)(a)(b)	60	46,278
3.38%, 12/02/26	15	13,986
3.58%, 10/19/42 (Call 10/19/41), (1 day SOFR + 1.952%)(a)(b)	55	37,607
4.50%, 03/15/25(b)	200	194,234
4.63%, 07/11/24(b)	35	34,172
4.88%, 04/01/26(b)	245	238,238
5.15%, 07/21/24(b)	271	266,626
CBQ Finance Ltd., 2.00%, 05/12/26(d)	200	181,104
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	85	70,272
2.64%, 09/30/32 (Call 07/02/32)	55	41,902
2.85%, 07/27/26 (Call 04/25/26)	135	125,076
3.25%, 04/30/30 (Call 01/30/30)	100	87,341
4.30%, 12/03/25 (Call 11/03/25)	30	29,091
5.64%, 05/21/37 (Call 05/21/32), (5 year CMT + 2.750%)(a)	5	4,697
Comerica Bank, 2.50%, 07/23/24	200	191,690
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	130	121,173
Cooperatieve Rabobank UA
1.11%, 02/24/27 (Call 02/24/26), (1 year CMT + 0.550%)(a)(b)	55	48,194
1.34%, 06/24/26 (Call 06/24/25), (1 year CMT + 1.000%)(a)(b)	300	270,417
1.98%, 12/15/27 (Call 12/15/26), (1 year CMT + 0.730%)(a)(b)	290	252,613
3.75%, 07/21/26	30	28,168
5.25%, 05/24/41	136	141,701
5.25%, 08/04/45	20	18,960
5.75%, 12/01/43	35	35,257
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	50	46,646
3.38%, 05/21/25	290	278,702
Credit Agricole SA, 4.00%, 01/10/33 (Call 01/10/28), (5 year USD Swap + 1.644%)(a)(b)	270	241,545
Credit Agricole SA/London, 1.91%, 06/16/26 (Call 06/16/25), (1 day SOFR + 1.676%)(a)(b)	230	211,315
DBS Group Holdings Ltd., 1.82%, 03/10/31 (Call 03/10/26), (5 year CMT + 1.100%)(a)(d)	200	178,552
DIB Sukuk Ltd.
2.95%, 02/20/25(d)	200	191,000
2.95%, 01/16/26(d)	200	188,600
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	240	228,108
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24), (1 year CMT + 0.330%)(a)(b)	125	115,665
1.54%, 05/25/27 (Call 05/25/26), (1 year CMT + 0.720%)(a)(b)	230	200,700

18	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.61%, 03/30/28 (Call 03/30/27), (1 year CMT + 0.680%)(a)(b)	$15	$12,824
2.97%, 03/28/25 (Call 03/28/24), (1 day SOFR + 0.810%)(a)(b)	15	14,530
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	60	64,533
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	215	202,431
2.05%, 02/10/25(b)	240	223,483
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26), (5 year CMT + 4.138%)(a)(d)(e)	200	190,000
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	20	20,008
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	140	135,451
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	40	30,206
4.63%, 02/13/47 (Call 08/13/46)	30	23,711
Hana Bank, 1.25%, 12/16/26(d)	200	171,124
Huntington Bancshares Inc., 2.49%, 08/15/36 (Call 08/15/31), (5 year CMT + 1.170%)(a)	70	51,834
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 01/04/30)	150	125,521
2.63%, 08/06/24 (Call 07/06/24)	256	246,246
4.00%, 05/15/25 (Call 04/15/25)	145	140,866
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(d)	200	196,792
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 5.56%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(d)	200	200,376
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(d)	200	181,146
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.005%)(a)	210	186,438
3.95%, 03/29/27	265	251,061
4.55%, 10/02/28	200	191,684
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5 year CMT + 1.700%)(a)(d)	200	176,728
KeyCorp
2.25%, 04/06/27	161	143,314
2.55%, 10/01/29	175	148,073
3.88%, 05/23/25 (Call 05/23/24), (1 day SOFR + 1.250%)(a)	10	9,781
4.10%, 04/30/28	85	80,617
4.15%, 10/29/25	170	165,483
4.79%, 06/01/33 (Call 06/01/32), (1 day SOFR + 2.060%)(a)	10	9,380
Kookmin Bank, 4.50%, 02/01/29(d)	200	186,794
Korea Development Bank (The), 2.00%, 10/25/31	200	161,204
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(f)	70	40,436
0.38%, 07/18/25	375	338,985
0.50%, 09/20/24	187	174,333
0.63%, 01/22/26	224	200,256
0.75%, 09/30/30	190	148,751
1.00%, 10/01/26	60	53,182
1.75%, 09/14/29	285	246,229
2.00%, 05/02/25	179	168,713
2.50%, 11/20/24	380	364,245
2.88%, 04/03/28	149	139,498
3.38%, 08/23/24	500	487,520
Landwirtschaftliche Rentenbank 0.88%, 03/30/26	90	80,477

Security	Par (000)	Value

Banks (continued)
1.75%, 07/27/26	$215	$196,155
1.75%, 01/14/27(d)	75	67,721
2.00%, 01/13/25	25	23,705
2.38%, 06/10/25	105	99,433
Series 37, 2.50%, 11/15/27	115	106,035
Series 40, 0.50%, 05/27/25	240	218,114
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25), (1 year CMT + 1.000%)(a)	290	271,791
3.37%, 12/14/46 (Call 09/14/41), (5 year CMT + 1.500%)(a)	50	33,917
3.75%, 01/11/27	250	233,635
3.75%, 03/18/28 (Call 03/18/27), (1 year CMT + 1.800%)(a)	100	92,654
4.34%, 01/09/48	255	196,358
4.45%, 05/08/25	220	214,661
4.58%, 12/10/25	220	211,640
4.65%, 03/24/26	200	192,768
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31), (5 year CMT + 1.700%)(a)(b)	90	68,700
3.62%, 06/03/30(b)	65	54,977
4.88%, 06/10/25(b)	35	34,487
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1 year CMT + 0.550%)(a)	200	186,772
2.19%, 02/25/25	215	201,483
2.31%, 07/20/32 (Call 07/20/31), (1 year CMT + 0.950%)(a)	200	156,024
2.49%, 10/13/32 (Call 10/13/31), (1 year CMT + 0.970%)(a)	110	86,655
2.56%, 02/25/30	200	167,210
2.85%, 01/19/33 (Call 01/19/32), (1 year CMT + 1.100%)(a)	200	161,548
3.29%, 07/25/27	10	9,267
3.74%, 03/07/29	95	86,995
3.75%, 07/18/39	200	168,356
3.78%, 03/02/25	15	14,564
4.05%, 09/11/28	10	9,372
4.29%, 07/26/38	30	26,908
5.13%, 07/20/33 (Call 07/20/32), (1 year CMT + 2.125%)(a)	200	193,952
5.42%, 02/22/29 (Call 02/22/28)	200	198,604
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1 day SOFR + 0.525%)(a)	130	121,755
0.99%, 12/10/26 (Call 12/10/25), (1 day SOFR + 0.720%)(a)	290	254,858
1.16%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.560%)(a)	120	111,127
1.51%, 07/20/27 (Call 07/20/26), (1 day SOFR + 0.858%)(a)	244	212,973
1.59%, 05/04/27 (Call 04/04/27), (1 day SOFR + 0.879%)(a)	269	237,559
1.79%, 02/13/32 (Call 02/13/31), (1 day SOFR + 1.034%)(a)	185	140,696
1.93%, 04/28/32 (Call 04/28/31), (1 day SOFR + 1.020%)(a)	150	114,740
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(a)	85	79,162

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.24%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.178%)(a)	$210	$163,407
2.48%, 01/21/28 (Call 01/21/27),
(1 day SOFR + 1.000%)(a)	5	4,458
2.48%, 09/16/36 (Call 09/16/31),
(1 day SOFR + 1.360%)(a)	235	175,207
2.51%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.200%)(a)	151	119,288
2.63%, 02/18/26 (Call 02/18/25),
(1 day SOFR + 0.940%)(a)	70	66,035
2.70%, 01/22/31 (Call 01/22/30),
(1 day SOFR + 1.143%)(a)	235	196,293
2.72%, 07/22/25 (Call 07/22/24),
(1 day SOFR + 1.152%)(a)	60	57,532
2.80%, 01/25/52 (Call 07/25/51),
(1 day SOFR + 1.430%)(a)	155	99,817
2.94%, 01/21/33 (Call 01/21/32),
(1 day SOFR + 1.290%)(a)	140	114,692
3.13%, 07/27/26	85	79,129
3.22%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.485%)(a)	285	212,296
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(a)	119	110,065
3.62%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.120%)(a)	200	176,990
3.63%, 01/20/27	255	241,187
3.70%, 10/23/24	330	321,479
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(a)	230	212,591
3.88%, 01/27/26	160	153,986
3.95%, 04/23/27	200	189,024
4.00%, 07/23/25	140	136,403
4.21%, 04/20/28 (Call 04/20/27),
(1 day SOFR + 1.610%)(a)	30	28,520
4.30%, 01/27/45	150	128,995
4.35%, 09/08/26	95	91,373
4.38%, 01/22/47	145	126,209
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(a)	240	226,082
4.68%, 07/17/26 (Call 07/17/25),
(1 day SOFR + 1.669%)(a)	175	171,617
4.89%, 07/20/33 (Call 07/20/32),
(1 day SOFR + 2.076%)(a)	100	94,968
5.00%, 11/24/25	185	183,072
5.30%, 04/20/37 (Call 04/20/32),
(1 day SOFR + 2.620%)(a)	105	97,688
5.60%, 03/24/51 (Call 03/24/50),
(1 day SOFR + 4.480%)(a)	100	103,373
6.25%, 08/09/26	25	25,716
6.34%, 10/18/33 (Call 10/18/32),
(1 day SOFR + 2.560%)(a)	200	210,914
6.38%, 07/24/42	103	113,375
7.25%, 04/01/32	86	97,404
Series F, 3.88%, 04/29/24	385	379,044
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1 day SOFR + 0.745%)(a)	70	64,509
National Bank of Canada, 0.75%, 08/06/24	250	234,115
Nordea Bank Abp
0.63%, 05/24/24(b)	55	51,820
0.75%, 08/28/25(b)	240	214,488

Security	Par (000)	Value

Banks (continued)
1.50%, 09/30/26(b)	$95	$82,648
4.63%, 09/13/33 (Call 09/13/28),
(5 year USD Swap + 1.690%)(a)(b)	90	82,699
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	75	61,325
3.15%, 05/03/29 (Call 02/03/29)	100	90,885
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(a)	110	99,815
3.65%, 08/03/28 (Call 05/03/28)	100	94,589
3.95%, 10/30/25	50	48,353
4.00%, 05/10/27 (Call 04/10/27)	15	14,532
NRW Bank
0.63%, 05/19/25(d)	120	109,241
0.88%, 03/09/26(d)	25	22,296
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	175	156,942
0.50%, 09/16/24	125	116,492
1.50%, 02/12/25	200	187,238
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25),
(5 year CMT + 1.580%)(a)(b)	118	107,189
4.25%, 06/19/24(b)	35	34,447
PNC Bank NA, 2.95%, 02/23/25 (Call 01/23/25)	250	239,252
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	43,901
2.20%, 11/01/24 (Call 10/02/24)	160	152,666
2.31%, 04/23/32 (Call 04/23/31),
(1 day SOFR + 0.979%)(a)	135	109,499
2.55%, 01/22/30 (Call 10/24/29)	270	229,829
2.60%, 07/23/26 (Call 05/24/26)	175	161,677
3.15%, 05/19/27 (Call 04/19/27)	65	60,788
3.45%, 04/23/29 (Call 01/23/29)	201	184,910
3.90%, 04/29/24 (Call 03/29/24)	55	54,099
4.63%, 06/06/33 (Call 06/06/32),
(1 day SOFR + 1.850%)(a)	10	9,294
5.07%, 01/24/34 (Call 01/24/33),
(1 day SOFR + 1.933%)(a)	150	145,294
5.67%, 10/28/25 (Call 10/28/24),
(1 day SOFR + 1.090%)(a)	50	50,201
QNB Finance Ltd., 2.63%, 05/12/25(d)	200	188,338
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	65	54,534
2.25%, 05/18/25 (Call 04/18/25)	160	149,514
7.38%, 12/10/37	26	29,804
Shinhan Bank Co. Ltd., 3.88%, 03/24/26(c)(d)	200	187,252
Shinhan Financial Group Co. Ltd., 3.34%, 02/05/30
(Call 02/05/25), (5 year CMT + 1.500%)(a)(d)	200	189,140
Skandinaviska Enskilda Banken AB
0.65%, 09/09/24(b)	200	186,350
0.85%, 09/02/25(b)	200	178,834
Standard Chartered PLC
2.61%, 01/12/28 (Call 01/12/27),
(1 year CMT + 1.180%)(a)(b)	315	280,514
2.68%, 06/29/32 (Call 06/29/31),
(1 year CMT + 1.200%)(a)(b)	200	158,998
3.27%, 02/18/36 (Call 11/18/30),
(5 year CMT + 2.300%)(a)(b)	200	162,240
3.97%, 03/30/26 (Call 03/30/25),
(1 year CMT + 1.650%)(a)(b)	200	193,278

20	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.64%, 04/01/31 (Call 04/01/30),
(1 year CMT + 3.850%)(a)(b)	$200	$188,050
6.17%, 01/09/27 (Call 01/09/26),
(1 year CMT + 2.050%)(a)(b)	300	302,961
6.30%, 01/09/29 (Call 01/09/28),
(1 year CMT + 2.450%)(a)(b)	250	255,510
State Street Corp.
2.20%, 03/03/31	100	80,405
2.35%, 11/01/25 (Call 11/01/24),
(1 day SOFR + 0.940%)(a)	110	104,617
2.40%, 01/24/30	65	55,583
2.62%, 02/07/33 (Call 02/07/32),
(1 day SOFR + 1.002%)(a)	20	16,425
2.65%, 05/19/26	65	60,720
2.90%, 03/30/26 (Call 10/30/25),
(1 day SOFR + 2.600%)(a)	100	95,179
3.03%, 11/01/34 (Call 11/01/29),
(1 day SOFR + 1.490%)(a)	20	17,097
3.15%, 03/30/31 (Call 03/30/30),
(1 day SOFR + 2.650%)(a)	5	4,391
3.30%, 12/16/24	64	61,987
3.55%, 08/18/25	99	95,486
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(a)	65	61,638
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(c)	35	33,525
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	240	218,561
1.71%, 01/12/31	110	83,760
1.90%, 09/17/28	200	166,006
2.13%, 07/08/30	50	39,940
2.14%, 09/23/30	62	48,611
2.63%, 07/14/26	75	68,468
2.70%, 07/16/24	250	240,647
2.93%, 09/17/41	160	111,098
3.01%, 10/19/26	125	115,030
3.20%, 09/17/29	120	102,742
3.35%, 10/18/27	93	85,552
3.36%, 07/12/27	145	134,032
3.45%, 01/11/27	55	51,275
3.54%, 01/17/28	20	18,437
3.78%, 03/09/26	125	119,407
3.94%, 07/19/28	20	18,692
4.31%, 10/16/28	45	42,643
5.71%, 01/13/30	200	201,454
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	40	34,917
1.80%, 02/02/31 (Call 11/02/30)	75	55,618
2.10%, 05/15/28 (Call 03/15/28)	55	46,204
3.13%, 06/05/30 (Call 03/05/30)	70	59,053
3.50%, 01/29/25	40	38,606
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	250	235,110
1.42%, 06/11/27 (Call 06/11/26),
(1 year CMT + 0.630%)(a)(b)(c)	225	197,984
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24),
(5 year USD Swap + 3.379%)(a)	15	14,867
Toronto-Dominion Bank (The)
0.55%, 03/04/24	215	204,886
0.70%, 09/10/24	45	41,941
0.75%, 09/11/25	100	89,309

Security	Par (000)	Value

Banks (continued)
0.75%, 01/06/26	$250	$220,632
1.15%, 06/12/25	55	50,163
1.20%, 06/03/26	180	157,849
1.25%, 09/10/26	90	78,449
1.45%, 01/10/25	10	9,333
2.00%, 09/10/31	40	31,410
2.65%, 06/12/24	280	270,732
2.80%, 03/10/27	10	9,139
3.20%, 03/10/32	195	167,741
3.63%, 09/15/31 (Call 09/15/26),
(5 year USD Swap + 2.205%)(a)	150	139,480
4.46%, 06/08/32	100	94,198
4.69%, 09/15/27	175	171,290
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	40	37,147
2.15%, 12/06/24 (Call 11/06/24)	20	18,971
2.25%, 03/11/30 (Call 12/11/29)	70	57,849
2.64%, 09/17/29 (Call 09/17/24),
(5 year CMT + 1.150%)(a)	60	56,534
3.30%, 05/15/26 (Call 04/15/26)	80	75,011
3.63%, 09/16/25 (Call 08/16/25)	25	23,996
3.80%, 10/30/26 (Call 09/30/26)	10	9,451
4.05%, 11/03/25 (Call 09/03/25)	5	4,859
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	65	55,347
1.20%, 08/05/25 (Call 07/03/25)	105	95,567
1.27%, 03/02/27 (Call 03/02/26),
(1 day SOFR + 0.609%)(a)	135	120,205
1.89%, 06/07/29 (Call 06/07/28),
(1 day SOFR + 0.862%)(a)	85	71,722
1.95%, 06/05/30 (Call 03/05/30)	45	36,413
2.50%, 08/01/24 (Call 07/01/24)	153	146,996
2.85%, 10/26/24 (Call 09/26/24)	95	91,753
3.70%, 06/05/25 (Call 05/05/25)	200	193,454
3.88%, 03/19/29 (Call 02/19/29)	45	41,785
4.00%, 05/01/25 (Call 03/01/25)	50	48,730
4.12%, 06/06/28 (Call 06/06/27),
(1 day SOFR + 1.368%)(a)	150	143,466
4.92%, 07/28/33 (Call 07/28/32),
(1 day SOFR + 2.240%)(a)	50	47,127
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(d)	200	186,012
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	10	7,753
1.45%, 05/12/25 (Call 04/12/25)	10	9,228
2.22%, 01/27/28 (Call 01/27/27),
(1 day SOFR + 0.730%)(a)	65	58,294
2.40%, 07/30/24 (Call 06/30/24)	35	33,624
2.49%, 11/03/36 (Call 11/03/31), (5 year CMT + 0.950%)(a) .	150	115,356
2.68%, 01/27/33 (Call 01/27/32),
(1 day SOFR + 1.020%)(a)	70	57,767
3.00%, 07/30/29 (Call 04/30/29)	105	92,246
3.10%, 04/27/26 (Call 03/27/26)	45	42,268
3.60%, 09/11/24 (Call 08/11/24)	85	82,974
3.95%, 11/17/25 (Call 10/17/25)	10	9,709
4.84%, 02/01/34 (Call 02/01/33)	180	172,269
4.97%, 07/22/33 (Call 07/22/32),
(1 day SOFR + 2.110%)(a)	100	95,355
Series V, 2.38%, 07/22/26 (Call 06/22/26)	220	201,872
Series X, 3.15%, 04/27/27 (Call 03/27/27)	170	158,586
United Overseas Bank Ltd., 1.25%, 04/14/26(b)	30	26,687

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26),
(3 mo. SOFR + 2.360%)(a)	$55	$48,641
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	70	64,386
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26),
(1 day SOFR + 2.250%)(a)	35	30,472
Woori Bank, 0.75%, 02/01/26(d)	200	174,768
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	15	12,481

		43,346,203

Beverages — 0.1%
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(d)	200	172,400
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	5	4,005
2.55%, 09/15/26 (Call 06/15/26)	65	59,392
3.20%, 05/01/30 (Call 02/01/30)	80	69,659
3.35%, 03/15/51 (Call 09/15/50)	55	37,744
3.43%, 06/15/27 (Call 03/15/27)	25	23,366
3.80%, 05/01/50 (Call 11/01/49)	45	33,700
3.95%, 04/15/29 (Call 02/15/29)	40	36,993
4.05%, 04/15/32 (Call 01/15/32)	35	31,647
4.42%, 12/15/46 (Call 06/15/46)	56	46,538
4.50%, 11/15/45 (Call 05/15/45)	35	29,832
4.50%, 04/15/52 (Call 10/15/51)	75	62,763

		608,039

Biotechnology — 0.6%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	45	37,687
2.00%, 01/15/32 (Call 10/15/31)	155	119,934
2.20%, 02/21/27 (Call 12/21/26)	168	150,575
2.30%, 02/25/31 (Call 11/25/30)	71	57,515
2.45%, 02/21/30 (Call 11/21/29)	90	75,562
2.60%, 08/19/26 (Call 05/19/26)	87	79,889
2.77%, 09/01/53 (Call 03/01/53)	75	45,259
2.80%, 08/15/41 (Call 02/15/41)	85	58,459
3.00%, 02/22/29 (Call 12/22/28)	40	35,586
3.00%, 01/15/52 (Call 07/15/51)	5	3,200
3.13%, 05/01/25 (Call 02/01/25)	57	54,469
3.15%, 02/21/40 (Call 08/21/39)	117	86,000
3.20%, 11/02/27 (Call 08/02/27)	70	64,707
3.35%, 02/22/32 (Call 11/22/31)	20	17,322
3.38%, 02/21/50 (Call 08/21/49)	142	99,004
4.05%, 08/18/29 (Call 06/18/29)	150	139,848
4.20%, 02/22/52 (Call 08/22/51)	75	60,366
4.40%, 05/01/45 (Call 11/01/44)	142	118,762
4.40%, 02/22/62 (Call 08/22/61)	50	40,133
4.56%, 06/15/48 (Call 12/15/47)	85	73,046
4.66%, 06/15/51 (Call 12/15/50)	207	178,734
4.88%, 03/01/53 (Call 09/01/52)	10	8,898
5.15%, 03/02/28 (Call 02/02/28)	250	249,002
5.15%, 11/15/41 (Call 05/15/41)	37	34,260
5.25%, 03/02/33 (Call 12/02/32)	260	258,071
5.60%, 03/02/43 (Call 09/02/42)	150	148,185
5.65%, 03/02/53 (Call 09/02/52)	300	297,531
5.75%, 03/02/63 (Call 09/02/62)	150	147,927
6.38%, 06/01/37	35	37,467
6.40%, 02/01/39	45	47,880
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	134	108,537
3.15%, 05/01/50 (Call 11/01/49)	95	62,940
3.25%, 02/15/51 (Call 08/15/50)	50	33,663

Security	Par (000)	Value

Biotechnology (continued)
4.05%, 09/15/25 (Call 06/15/25)	$135	$130,697
5.20%, 09/15/45 (Call 03/15/45)	45	44,053
CSL Finance PLC 4.05%, 04/27/29 (Call 02/27/29)(b)	10	9,335
4.25%, 04/27/32 (Call 01/27/32)(b)	20	18,729
4.63%, 04/27/42 (Call 10/27/41)(b)	10	9,085
4.75%, 04/27/52 (Call 10/27/51)(b)	80	72,517
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	45	38,443
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	95	75,951
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	94	73,177
2.80%, 09/15/50 (Call 03/15/50)	66	41,362

		3,543,767

Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	25	21,966
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	80	67,138
5.00%, 03/01/30 (Call 03/01/25)(b)	30	27,058
6.38%, 06/15/32 (Call 06/15/27)(b)	40	38,452
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 07/22/24)(b)	40	37,982
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	55	51,666
2.49%, 02/15/27 (Call 12/15/26)	14	12,626
2.70%, 02/15/31 (Call 11/15/30)	75	61,950
2.72%, 02/15/30 (Call 11/15/29)	104	87,715
3.38%, 04/05/40 (Call 10/05/39)	107	80,204
3.58%, 04/05/50 (Call 10/05/49)	100	72,089
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/23)(b)	20	14,517
CRH America Finance Inc.
3.95%, 04/04/28 (Call 01/04/28)(b)	55	51,774
4.40%, 05/09/47 (Call 11/09/46)(b)	10	8,252
4.50%, 04/04/48 (Call 10/04/47)(b)	11	9,219
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(b)	35	31,654
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	62	52,820
4.00%, 06/15/25 (Call 03/15/25)	117	112,834
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	50	46,033
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(b)	25	23,469
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 03/31/23)(b)	25	22,469
4.88%, 12/15/27 (Call 12/15/23)(b)	25	20,866
6.25%, 05/15/25 (Call 05/15/23)(b)	15	14,609
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	194	176,045
1.70%, 08/01/27 (Call 06/01/27)	62	52,962
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	25	20,879
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	37	29,489
3.20%, 07/15/51 (Call 01/15/51)	92	62,267
3.45%, 06/01/27 (Call 03/01/27)	35	32,578
3.50%, 12/15/27 (Call 09/15/27)	60	56,249
4.25%, 12/15/47 (Call 06/15/47)	45	37,126
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	42	34,773
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	50	38,997
2.00%, 02/15/31 (Call 11/15/30)	15	11,610
3.13%, 02/15/51 (Call 08/15/50)	5	3,195

22	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
3.50%, 11/15/27 (Call 08/15/27)	$35	$32,459
4.50%, 05/15/47 (Call 11/15/46)(c)	45	36,540
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	25	20,418
5.38%, 02/01/28 (Call 03/31/23)(b)	30	28,169
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	89	83,299
3.88%, 06/01/30 (Call 03/01/30)	45	40,760
3.95%, 08/15/29 (Call 05/15/29)	5	4,590
4.20%, 12/01/24 (Call 09/01/24)	39	38,142
4.30%, 07/15/47 (Call 01/15/47)	50	39,899
4.40%, 01/30/48 (Call 07/30/47)	20	16,170
7.00%, 12/01/36	25	27,258
St Marys Cement Inc. Canada, 5.75%, 01/28/27
(Call 10/28/26)(b)	15	15,041
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	46	42,324
6.50%, 03/15/27 (Call 03/15/23)(b)	15	14,689
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	32	30,125
4.30%, 02/21/48 (Call 08/21/47)	17	13,918
5.75%, 06/15/43	25	25,230
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	40	37,924
3.55%, 11/01/24 (Call 08/01/24)	35	33,973
3.80%, 03/21/29 (Call 12/21/28)	63	58,035
4.50%, 03/21/49 (Call 09/21/48)	29	24,331
4.65%, 11/01/44 (Call 05/01/44)	45	38,467
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	80	70,914
4.50%, 04/01/25 (Call 01/01/25)	50	49,276
4.50%, 06/15/47 (Call 12/15/46)	27	23,109
4.70%, 03/01/48 (Call 09/01/47)	40	35,149
West Fraser Timber Co. Ltd., 4.35%, 10/15/24
(Call 07/15/24)(b)	33	32,030

		2,435,771

Chemicals — 0.6%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	15	11,599
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	35	31,935
1.85%, 05/15/27 (Call 03/15/27)	43	38,269
2.05%, 05/15/30 (Call 02/15/30)	44	36,767
2.70%, 05/15/40 (Call 11/15/39)	65	48,040
2.80%, 05/15/50 (Call 11/15/49)	50	34,574
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	70	64,639
5.65%, 06/01/52 (Call 12/01/51)	10	9,410
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(b)	35	34,426
7.13%, 08/01/30 (Call 08/01/25)(b)	40	40,075
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(b)(c)	50	41,633
Axalta Coating Systems LLC/Axalta Coating Systems Dutch
Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)(c)	25	23,253
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	40	34,071
6.17%, 07/15/27 (Call 06/15/27)	105	104,151
6.38%, 07/15/32 (Call 04/15/32)(c)	105	101,944
CF Industries Inc.
4.95%, 06/01/43	35	29,298

Security	Par (000)	Value

Chemicals (continued)
5.15%, 03/15/34	$50	$46,505
5.38%, 03/15/44	55	48,541
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)(c)	20	16,206
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	45	38,985
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	10	8,838
4.50%, 10/01/49 (Call 04/01/49)	25	20,250
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	20	18,138
4.25%, 10/15/28 (Call 10/15/23)	15	13,152
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	30	25,726
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	100	88,575
1.83%, 10/15/27 (Call 08/15/27)(b)	75	62,855
2.30%, 11/01/30 (Call 08/01/30)(b)	50	38,591
3.27%, 11/15/40 (Call 05/15/40)(b)	42	28,827
3.47%, 12/01/50 (Call 06/01/50)(b)	81	53,086
4.38%, 06/01/47 (Call 12/01/46)	35	26,510
4.45%, 09/26/28 (Call 06/26/28)	15	13,974
5.00%, 09/26/48 (Call 03/26/48)	50	41,469
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	34	26,295
2.00%, 08/10/50 (Call 02/10/50)	35	19,959
2.65%, 02/05/25 (Call 11/05/24)	35	33,400
3.20%, 01/30/26 (Call 10/30/25)	95	91,479
3.55%, 11/07/42 (Call 05/07/42)	25	20,147
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	20	19,366
5.13%, 10/15/27 (Call 04/15/27)	40	37,496
5.25%, 12/15/29 (Call 09/15/29)	30	27,501
5.65%, 12/01/44 (Call 06/01/44)	20	16,347
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	69	58,842
3.00%, 04/01/25 (Call 01/01/25)	20	19,014
3.95%, 05/13/50 (Call 11/13/49)	45	34,317
4.00%, 12/15/26 (Call 09/15/26)	20	19,217
4.13%, 03/15/35 (Call 09/15/34)	25	21,634
4.20%, 04/01/29 (Call 01/01/29)	60	56,584
4.90%, 06/01/43 (Call 12/01/42)	30	26,804
5.00%, 04/01/49 (Call 10/01/48)	56	50,397
5.25%, 01/15/45 (Call 07/15/44)	25	23,092
5.63%, 12/01/40	5	4,847
5.88%, 12/01/36	35	35,186
OCI NV, 4.63%, 10/15/25 (Call 10/15/23)(b)	50	48,516
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	40	35,404
2.40%, 08/15/24 (Call 07/15/24)	15	14,384
2.55%, 06/15/30 (Call 03/15/30)	75	62,900
3.75%, 03/15/28 (Call 12/15/27)	144	135,680
Rayonier AM Products Inc., 7.63%, 01/15/26
(Call 01/15/24)(b)	25	23,445
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	195,168
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	25	19,545
2.30%, 05/15/30 (Call 02/15/30)	35	28,794
2.90%, 03/15/52 (Call 09/15/51)	25	15,385
2.95%, 08/15/29 (Call 05/15/29)	100	86,681
3.30%, 05/15/50 (Call 11/15/49)	30	20,456
3.45%, 08/01/25 (Call 05/01/25)	10	9,579
3.45%, 06/01/27 (Call 03/01/27)	114	106,875

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.80%, 08/15/49 (Call 02/15/49)	$40	$29,918
3.95%, 01/15/26 (Call 10/15/25)	15	14,477
4.50%, 06/01/47 (Call 12/01/46)	85	71,371
4.55%, 08/01/45 (Call 02/01/45)	16	13,470
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	25	16,707
5.38%, 09/01/25 (Call 09/01/23)(b)	35	30,823
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	60	48,873
Yara International ASA 3.15%, 06/04/30 (Call 03/04/30)(b)	80	65,202
3.80%, 06/06/26 (Call 03/06/26)(b)	15	14,047
4.75%, 06/01/28 (Call 03/01/28)(b)	135	127,399

		3,151,335

Commercial Services — 1.0%
ADT Security Corp. (The) 4.13%, 08/01/29 (Call 08/01/28)(b)	55	47,311
4.88%, 07/15/32(b)	40	34,312
AMN Healthcare Inc. 4.00%, 04/15/29 (Call 04/15/24)(b)(c)	20	17,041
4.63%, 10/01/27 (Call 10/01/23)(b)	35	31,994
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)	20	17,887
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	26	22,363
APX Group Inc. 5.75%, 07/15/29 (Call 07/15/24)(b)	50	41,855
6.75%, 02/15/27 (Call 02/15/24)(b)	35	33,786
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	30	27,100
Ashtead Capital Inc. 1.50%, 08/12/26 (Call 07/12/26)(b)	15	12,921
2.45%, 08/12/31 (Call 05/12/31)(b)	15	11,508
4.00%, 05/01/28 (Call 05/01/23)(b)	25	22,819
Automatic Data Processing Inc. 1.25%, 09/01/30 (Call 06/01/30)	126	99,039
1.70%, 05/15/28 (Call 03/15/28)	62	53,495
3.38%, 09/15/25 (Call 06/15/25)	232	223,530
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 4.75%, 04/01/28 (Call 04/01/24)(b)	25	22,253
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	35	31,697
5.75%, 07/15/27 (Call 07/15/23)(b)	50	47,143
Block Financial LLC 2.50%, 07/15/28 (Call 05/15/28)	130	110,889
3.88%, 08/15/30 (Call 05/15/30)	15	13,136
5.25%, 10/01/25 (Call 07/01/25)	25	24,728
Block Inc. 2.75%, 06/01/26 (Call 05/01/26)(c)	55	49,189
3.50%, 06/01/31 (Call 03/01/31)	55	44,450
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	30	24,098
Cintas Corp. No. 2 3.70%, 04/01/27 (Call 01/01/27)	135	128,882
4.00%, 05/01/32 (Call 02/01/32)	5	4,637
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	30	25,147
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	37	35,069
ERAC USA Finance LLC 3.30%, 12/01/26 (Call 09/01/26)(b)	215	198,423
3.80%, 11/01/25 (Call 08/01/25)(b)	77	73,363
3.85%, 11/15/24 (Call 08/15/24)(b)	75	72,541
4.20%, 11/01/46 (Call 05/01/46)(b)	47	38,527
4.50%, 02/15/45 (Call 08/15/44)(b)	70	59,968
6.70%, 06/01/34(b)	5	5,364

Security	Par (000)	Value

Commercial Services (continued)
7.00%, 10/15/37(b)	$30	$33,818
Gartner Inc. 3.63%, 06/15/29 (Call 06/15/24)(b)	35	30,298
3.75%, 10/01/30 (Call 10/01/25)(b)	45	38,264
4.50%, 07/01/28 (Call 07/01/23)(b)	45	41,424
Global Payments Inc. 1.20%, 03/01/26 (Call 02/01/26)	35	30,610
2.15%, 01/15/27 (Call 12/15/26)	40	35,072
2.65%, 02/15/25 (Call 01/15/24)	35	33,028
2.90%, 05/15/30 (Call 02/15/30)	60	49,379
2.90%, 11/15/31 (Call 08/15/31)	50	39,716
3.20%, 08/15/29 (Call 05/15/29)	105	89,289
4.80%, 04/01/26 (Call 01/01/26)	40	38,935
5.95%, 08/15/52 (Call 02/15/52)	60	55,368
Grand Canyon University 4.13%, 10/01/24	35	32,880
5.13%, 10/01/28 (Call 08/01/28)	25	22,793
GXO Logistics Inc. 1.65%, 07/15/26 (Call 06/15/26)	50	42,884
2.65%, 07/15/31 (Call 04/15/31)	35	26,560
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(b)	66	62,187
Hertz Corp. (The) 4.63%, 12/01/26 (Call 12/01/23)(b)	35	31,371
5.00%, 12/01/29 (Call 12/01/24)(b)	55	45,655
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(b)	30	27,910
Matthews International Corp., 5.25%, 12/01/25
(Call 12/01/23)(b)	21	19,854
MoneyGram International Inc., 5.38%, 08/01/26
(Call 08/01/23)(b)	15	15,148
Moody’s Corp. 2.00%, 08/19/31 (Call 05/19/31)	40	31,554
3.10%, 11/29/61 (Call 05/29/61)	35	21,770
3.25%, 01/15/28 (Call 10/15/27)	12	11,042
3.25%, 05/20/50 (Call 11/20/49)	46	32,021
3.75%, 03/24/25 (Call 02/24/25)	40	38,708
3.75%, 02/25/52 (Call 08/25/51)	35	26,616
4.25%, 02/01/29 (Call 11/01/28)	7	6,657
4.88%, 12/17/48 (Call 06/17/48)	24	21,710
5.25%, 07/15/44	50	47,780
PayPal Holdings Inc. 1.65%, 06/01/25 (Call 05/01/25)	59	54,659
2.30%, 06/01/30 (Call 03/01/30)	60	49,436
2.40%, 10/01/24 (Call 09/01/24)	91	87,158
2.65%, 10/01/26 (Call 08/01/26)	110	101,588
2.85%, 10/01/29 (Call 07/01/29)	134	116,309
3.25%, 06/01/50 (Call 12/01/49)	62	42,901
4.40%, 06/01/32 (Call 03/01/32)	50	47,062
5.05%, 06/01/52 (Call 12/01/51)	25	22,811
5.25%, 06/01/62 (Call 12/01/61)	30	27,451
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(b)	33	32,537
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	55	47,786
5.25%, 04/15/24(b)	40	39,399
5.75%, 04/15/26(b)	75	72,425
6.25%, 01/15/28 (Call 01/15/24)(b)	70	64,924
Quanta Services Inc. 2.35%, 01/15/32 (Call 10/15/31)	85	64,923
2.90%, 10/01/30 (Call 07/01/30)	51	42,230
3.05%, 10/01/41 (Call 04/01/41)	50	33,452

24	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
RELX Capital Inc. 3.00%, 05/22/30 (Call 02/22/30)	$70	$60,287
4.00%, 03/18/29 (Call 12/18/28)	55	50,912
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/31/23)(b)	35	34,992
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	26	25,480
S&P Global Inc. 1.25%, 08/15/30 (Call 05/15/30)	44	34,021
2.30%, 08/15/60 (Call 02/15/60)	50	27,621
2.45%, 03/01/27 (Call 02/01/27)	60	54,610
2.50%, 12/01/29 (Call 09/01/29)	20	17,187
2.70%, 03/01/29	100	87,820
2.90%, 03/01/32	55	47,075
2.95%, 01/22/27 (Call 10/22/26)	12	11,220
3.25%, 12/01/49 (Call 06/01/49)	50	36,656
3.70%, 03/01/52	40	31,657
3.90%, 03/01/62	10	7,894
4.25%, 05/01/29	100	94,904
4.75%, 08/01/28	50	49,592
Service Corp. International/U.S. 3.38%, 08/15/30 (Call 08/15/25)	40	32,491
4.00%, 05/15/31 (Call 05/15/26)	45	38,004
4.63%, 12/15/27 (Call 12/15/23)	30	28,077
5.13%, 06/01/29 (Call 06/01/24)	40	37,437
7.50%, 04/01/27(c)	15	15,413
Sodexo Inc. 1.63%, 04/16/26 (Call 03/16/26)(b)	130	115,860
2.72%, 04/16/31 (Call 01/16/31)(b)	10	8,045
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(b)	45	42,601
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	20	16,809
Transurban Finance Co. Pty Ltd. 2.45%, 03/16/31 (Call 12/16/30)(b)	42	33,238
3.38%, 03/22/27 (Call 12/22/26)(b)	50	45,954
4.13%, 02/02/26 (Call 11/02/25)(b)	37	35,387
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	30	25,142
Triton Container International Ltd. 2.05%, 04/15/26 (Call 03/15/26)(b)	57	49,905
3.15%, 06/15/31 (Call 03/15/31)(b)	50	39,175
Triton Container International Ltd./TAL International Container Corp.,
3.25%, 03/15/32 (Call 12/15/31)	25	19,327
United Rentals North America Inc. 3.75%, 01/15/32 (Call 07/15/26)	40	33,591
3.88%, 11/15/27 (Call 03/31/23)	41	37,845
3.88%, 02/15/31 (Call 08/15/25)	55	47,344
4.00%, 07/15/30 (Call 07/15/25)	40	35,264
4.88%, 01/15/28 (Call 01/15/24)	95	90,577
5.25%, 01/15/30 (Call 01/15/25)	40	37,902
5.50%, 05/15/27 (Call 05/15/23)	34	33,328
Verisk Analytics Inc. 3.63%, 05/15/50 (Call 11/15/49)	39	27,084
4.00%, 06/15/25 (Call 03/15/25)	90	87,066
4.13%, 03/15/29 (Call 12/15/28)	50	46,050
5.50%, 06/15/45 (Call 12/15/44)	17	15,874
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	30	27,107
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)(c)	30	15,419

		5,523,061

Security	Par (000)	Value

Computers — 0.5%
Booz Allen Hamilton Inc. 3.88%, 09/01/28 (Call 09/01/23)(b)	$40	$35,491
4.00%, 07/01/29 (Call 07/01/24)(b)	35	30,695
CGI Inc. 1.45%, 09/14/26 (Call 08/14/26)	65	57,130
2.30%, 09/14/31 (Call 06/14/31)	50	38,342
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	40	33,698
Dell Inc. 6.50%, 04/15/38	45	45,219
7.10%, 04/15/28	25	26,625
Dell International LLC/EMC Corp. 3.38%, 12/15/41 (Call 06/15/41)(b)	30	19,884
3.45%, 12/15/51 (Call 06/15/51)(b)	50	30,533
4.00%, 07/15/24 (Call 06/15/24)	35	34,298
4.90%, 10/01/26 (Call 08/01/26)	62	60,620
5.30%, 10/01/29 (Call 07/01/29)	115	111,104
5.85%, 07/15/25 (Call 06/15/25)	82	82,563
6.02%, 06/15/26 (Call 03/15/26)	169	170,947
6.10%, 07/15/27 (Call 05/15/27)	42	43,155
6.20%, 07/15/30 (Call 04/15/30)	50	50,733
8.10%, 07/15/36 (Call 01/15/36)	60	67,264
8.35%, 07/15/46 (Call 01/15/46)	50	56,972
Diebold Nixdorf Inc. 8.50%, 10/15/26	31	15,212
9.38%, 07/15/25 (Call 03/16/23)(b)	51	36,036
DXC Technology Co. 1.80%, 09/15/26 (Call 08/15/26)(c)	40	34,770
2.38%, 09/15/28 (Call 07/15/28)	50	41,851
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 03/31/23)(b)	40	5,528
Fortinet Inc. 1.00%, 03/15/26 (Call 02/15/26)	27	23,648
2.20%, 03/15/31 (Call 12/15/30)	37	29,501
Hewlett Packard Enterprise Co. 1.75%, 04/01/26 (Call 03/01/26)	105	94,282
4.90%, 10/15/25 (Call 07/15/25)	84	83,297
6.20%, 10/15/35 (Call 04/15/35)	50	51,355
6.35%, 10/15/45 (Call 04/15/45)	50	49,179
HP Inc. 1.45%, 06/17/26 (Call 05/17/26)	170	149,214
2.20%, 06/17/25 (Call 05/17/25)	115	107,363
2.65%, 06/17/31 (Call 03/17/31)	52	40,809
3.00%, 06/17/27 (Call 04/17/27)(c)	70	63,659
3.40%, 06/17/30 (Call 03/17/30)	42	35,841
4.00%, 04/15/29 (Call 02/15/29)	60	54,560
4.20%, 04/15/32 (Call 01/15/32)	45	38,701
4.75%, 01/15/28 (Call 12/15/27)	85	81,834
5.50%, 01/15/33 (Call 10/15/32)	60	56,641
6.00%, 09/15/41	51	49,823
NCR Corp. 5.00%, 10/01/28 (Call 08/20/23)(b)	35	30,326
5.13%, 04/15/29 (Call 04/15/24)(b)	60	51,238
5.25%, 10/01/30 (Call 10/01/25)(b)	32	26,777
5.75%, 09/01/27 (Call 09/01/23)(b)	30	29,198
6.13%, 09/01/29 (Call 09/01/24)(b)	30	29,167
NetApp Inc. 1.88%, 06/22/25 (Call 05/22/25)	110	101,336
2.70%, 06/22/30 (Call 03/22/30)	77	64,234
3.30%, 09/29/24 (Call 07/29/24)	20	19,323

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman 4.09%, 06/01/29 (Call 03/01/29)	$30	$25,811
4.13%, 01/15/31 (Call 10/15/30)	20	16,596
4.75%, 01/01/25	25	24,144
4.88%, 03/01/24 (Call 01/01/24)	25	24,595
4.88%, 06/01/27 (Call 03/01/27)	30	28,253
5.75%, 12/01/34 (Call 06/01/34)	30	26,752
9.63%, 12/01/32 (Call 12/01/27)	41	45,203
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	52	42,316
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	25	18,940
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	21	17,509
Western Digital Corp. 2.85%, 02/01/29 (Call 12/01/28)	60	47,176
3.10%, 02/01/32 (Call 11/01/31)	25	18,003
4.75%, 02/15/26 (Call 11/15/25)	105	98,981

		2,924,255

Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co. 4.13%, 04/01/29 (Call 04/01/24)(b)	30	25,503
5.50%, 06/01/28 (Call 06/01/23)(b)	40	37,374
Estee Lauder Companies Inc. (The) 1.95%, 03/15/31 (Call 12/15/30)	15	12,174
2.38%, 12/01/29 (Call 09/01/29)	69	59,057
2.60%, 04/15/30 (Call 01/15/30)	75	65,102
3.13%, 12/01/49 (Call 06/01/49)	25	18,224
3.15%, 03/15/27 (Call 12/15/26)	63	59,396
4.15%, 03/15/47 (Call 09/15/46)	25	21,800
4.38%, 06/15/45 (Call 12/15/44)	30	26,924
6.00%, 05/15/37	15	16,186

		341,740

Distribution & Wholesale — 0.1%
Ferguson Finance PLC 3.25%, 06/02/30 (Call 03/02/30)(b)	30	25,791
4.50%, 10/24/28 (Call 07/24/28)(b)	45	42,066
IAA Inc., 5.50%, 06/15/27 (Call 06/15/23)(b)	35	35,397
KAR Auction Services Inc., 5.13%, 06/01/25
(Call 06/01/23)(b)	22	21,442
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	15	12,316
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(b)	35	33,432
WW Grainger Inc. 1.85%, 02/15/25 (Call 01/15/25)	195	182,777
3.75%, 05/15/46 (Call 11/15/45)	65	51,761
4.20%, 05/15/47 (Call 11/15/46)	35	30,092
4.60%, 06/15/45 (Call 12/15/44)	37	33,987

		469,061

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.88%, 08/14/24 (Call 07/14/24)	175	166,528
3.00%, 10/29/28 (Call 08/29/28)	150	127,821
3.30%, 01/30/32 (Call 10/30/31)	175	140,070
3.65%, 07/21/27 (Call 04/21/27)	125	113,154
3.85%, 10/29/41 (Call 04/29/41)	150	109,263
3.88%, 01/23/28 (Call 10/23/27)	150	135,807
4.45%, 10/01/25 (Call 08/01/25)	175	168,000
Affiliated Managers Group Inc. 3.30%, 06/15/30 (Call 03/15/30)	50	42,304
3.50%, 08/01/25	35	33,626
Air Lease Corp. 1.88%, 08/15/26 (Call 07/15/26)	100	87,306

Security	Par (000)	Value

Diversified Financial Services (continued)
2.10%, 09/01/28 (Call 07/01/28)	$30	$24,794
2.88%, 01/15/26 (Call 12/15/25)(c)	90	82,988
2.88%, 01/15/32 (Call 10/15/31)	90	70,735
3.00%, 02/01/30 (Call 11/01/29)	80	66,561
3.13%, 12/01/30 (Call 09/01/30)	75	61,516
3.25%, 03/01/25 (Call 01/01/25)	55	52,221
3.25%, 10/01/29 (Call 07/01/29)	50	42,611
3.38%, 07/01/25 (Call 06/01/25)	85	80,022
3.75%, 06/01/26 (Call 04/01/26)	30	28,184
4.63%, 10/01/28 (Call 07/01/28)	45	42,008
Ally Financial Inc. 2.20%, 11/02/28 (Call 09/02/28)	45	36,654
4.75%, 06/09/27 (Call 05/09/27)	30	28,626
5.75%, 11/20/25 (Call 10/20/25)	60	58,564
6.70%, 02/14/33 (Call 11/16/32)	25	23,685
8.00%, 11/01/31	210	227,216
American Express Co. 1.65%, 11/04/26 (Call 10/04/26)	70	61,892
2.25%, 03/04/25 (Call 02/01/25)	5	4,706
2.50%, 07/30/24 (Call 06/29/24)	140	134,763
2.55%, 03/04/27 (Call 02/01/27)	80	72,450
3.00%, 10/30/24 (Call 09/29/24)	180	173,540
3.13%, 05/20/26 (Call 04/20/26)	110	103,319
3.30%, 05/03/27 (Call 04/02/27)	139	129,841
3.63%, 12/05/24 (Call 11/04/24)	39	37,877
4.05%, 05/03/29 (Call 03/03/29)	100	94,782
4.05%, 12/03/42	80	70,655
4.20%, 11/06/25 (Call 10/06/25)	120	117,383
4.42%, 08/03/33 (Call 08/03/32), (1 day SOFR + 1.760%)(a)	125	116,932
4.99%, 05/26/33 (Call 05/26/32), (1 day SOFR + 2.255%)(a)	40	38,295
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	30	28,294
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 06/15/26)	95	87,950
3.00%, 04/02/25 (Call 03/02/25)	67	64,093
3.70%, 10/15/24	45	43,939
4.50%, 05/13/32 (Call 02/13/32)	20	19,467
Aviation Capital Group LLC 1.95%, 01/30/26 (Call 12/30/25)(b)	60	52,963
1.95%, 09/20/26 (Call 08/20/26)(b)	50	43,045
3.50%, 11/01/27 (Call 07/01/27)(b)	65	57,051
4.13%, 08/01/25 (Call 06/01/25)(b)	70	65,689
4.88%, 10/01/25 (Call 07/01/25)(b)	61	58,190
BOC Aviation Ltd., 1.75%, 01/21/26 (Call 12/21/25)(d)	200	179,814
Capital One Financial Corp. 1.88%, 11/02/27 (Call 11/02/26),	35	30,590
(1 day SOFR + 0.855%)(a)
2.36%, 07/29/32 (Call 07/29/31),
(1 day SOFR + 1.337%)(a)	100	73,335
2.64%, 03/03/26 (Call 03/03/25),
(1 day SOFR + 1.290%)(a)	105	98,756
3.20%, 02/05/25 (Call 01/05/25)	5	4,792
3.27%, 03/01/30 (Call 03/01/29),
(1 day SOFR + 1.790%)(a)	100	86,441
3.75%, 07/28/26 (Call 06/28/26)	5	4,699
3.80%, 01/31/28 (Call 12/31/27)	30	27,817
4.17%, 05/09/25 (Call 05/09/24),
(1 day SOFR + 1.370%)(a)	15	14,662

26	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.93%, 05/10/28 (Call 05/10/27),
(1 day SOFR + 2.057%)(a)	$200	$193,470
4.99%, 07/24/26 (Call 07/24/25),
(1 day SOFR + 2.160%)(a)	200	196,880
5.27%, 05/10/33 (Call 05/10/32),
(1 day SOFR + 2.370%)(a)	115	109,049
5.47%, 02/01/29 (Call 02/01/28),
(1 day SOFR + 2.080%)(a)	150	147,171
Cboe Global Markets Inc. 3.00%, 03/16/32 (Call 12/16/31)	10	8,456
3.65%, 01/12/27 (Call 10/12/26)	30	28,673
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26 (Call 08/15/26)(d)	200	175,196
CDBL Funding 1, 3.50%, 10/24/27(d)	200	184,792
CDBL Funding 2, 2.75%, 03/02/25(d)	200	188,784
Charles Schwab Corp. (The) 0.90%, 03/11/26 (Call 02/11/26)	35	30,875
1.15%, 05/13/26 (Call 04/13/26)	40	35,331
1.65%, 03/11/31 (Call 12/11/30)	100	78,050
1.95%, 12/01/31 (Call 09/01/31)	60	47,021
2.00%, 03/20/28 (Call 01/20/28)	75	65,397
2.30%, 05/13/31 (Call 02/13/31)	15	12,331
2.75%, 10/01/29 (Call 07/01/29)	80	69,650
2.90%, 03/03/32 (Call 12/03/31)	15	12,692
3.20%, 03/02/27 (Call 12/02/26)	55	51,520
3.20%, 01/25/28 (Call 10/25/27)	100	92,602
3.25%, 05/22/29 (Call 02/22/29)	40	36,274
3.30%, 04/01/27 (Call 01/01/27)	20	18,812
3.45%, 02/13/26 (Call 11/13/25)	35	33,485
3.85%, 05/21/25 (Call 03/21/25)	70	68,045
4.00%, 02/01/29 (Call 11/01/28)	15	14,176
4.20%, 03/24/25 (Call 02/22/25)	105	103,168
4.63%, 03/22/30 (Call 12/22/29)	75	73,848
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25), (5 year CMT + 2.750%)(a)(d)	200	186,338
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(d)	200	181,292
CME Group Inc. 3.00%, 03/15/25 (Call 12/15/24)	115	110,822
3.75%, 06/15/28 (Call 03/15/28)	60	57,263
4.15%, 06/15/48 (Call 12/15/47)	15	13,353
5.30%, 09/15/43 (Call 03/15/43)	60	61,240
Coinbase Global Inc. 3.38%, 10/01/28 (Call 10/01/24)(b)(c)	60	39,307
3.63%, 10/01/31 (Call 10/01/26)(b)	55	33,005
Discover Financial Services 4.10%, 02/09/27 (Call 11/09/26)	130	123,187
4.50%, 01/30/26 (Call 11/30/25)(c)	55	53,243
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	20	18,790
Franklin Resources Inc. 1.60%, 10/30/30 (Call 07/30/30)	50	38,719
2.85%, 03/30/25	60	56,986
2.95%, 08/12/51 (Call 02/12/51)	50	31,829
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(d)	200	182,706
Intercontinental Exchange Inc. 1.85%, 09/15/32 (Call 06/15/32)	100	75,018
2.10%, 06/15/30 (Call 03/15/30)	160	129,925
2.65%, 09/15/40 (Call 03/15/40)	112	78,743
3.00%, 06/15/50 (Call 12/15/49)	50	33,999
3.00%, 09/15/60 (Call 03/15/60)	105	66,425

Security	Par (000)	Value

Diversified Financial Services (continued)
3.10%, 09/15/27 (Call 06/15/27)	$104	$96,470
3.65%, 05/23/25 (Call 04/23/25)	10	9,747
3.75%, 12/01/25 (Call 09/01/25)	135	130,066
3.75%, 09/21/28 (Call 06/21/28)	35	32,833
4.00%, 09/15/27 (Call 08/15/27)	60	58,306
4.25%, 09/21/48 (Call 03/21/48)	7	6,033
4.60%, 03/15/33 (Call 12/15/32)	100	95,440
4.95%, 06/15/52 (Call 12/15/51)	35	33,092
5.20%, 06/15/62 (Call 01/15/62)	70	68,877
Invesco Finance PLC 3.75%, 01/15/26	69	66,597
5.38%, 11/30/43	30	28,510
Legg Mason Inc. 4.75%, 03/15/26	80	79,010
5.63%, 01/15/44	34	33,682
LPL Holdings Inc. 4.00%, 03/15/29 (Call 03/15/24)(b)	50	44,070
4.38%, 05/15/31 (Call 05/15/26)(b)	30	26,015
4.63%, 11/15/27 (Call 11/15/23)(b)	20	18,634
LSEGA Financing PLC 1.38%, 04/06/26 (Call 03/06/24)(b)	30	26,361
2.00%, 04/06/28 (Call 02/06/28)(b)	250	213,447
2.50%, 04/06/31 (Call 01/06/31)(b)	25	20,807
3.20%, 04/06/41 (Call 10/06/40)(b)	20	15,100
Mastercard Inc. 1.90%, 03/15/31 (Call 12/15/30)	37	30,154
2.00%, 03/03/25 (Call 02/03/25)	80	75,461
2.00%, 11/18/31 (Call 08/18/31)	25	20,174
2.95%, 11/21/26 (Call 08/21/26)	69	64,527
2.95%, 06/01/29 (Call 03/01/29)	79	71,075
2.95%, 03/15/51 (Call 09/15/50)	25	17,896
3.30%, 03/26/27 (Call 01/26/27)	72	68,121
3.35%, 03/26/30 (Call 12/26/29)	59	54,123
3.50%, 02/26/28 (Call 11/26/27)	40	37,881
3.65%, 06/01/49 (Call 12/01/48)	25	20,461
3.80%, 11/21/46 (Call 05/21/46)	44	36,604
3.85%, 03/26/50 (Call 09/26/49)	64	53,690
3.95%, 02/26/48 (Call 08/26/47)	52	44,790
Mitsubishi HC Capital Inc. 3.64%, 04/13/25 (Call 03/13/25)(b)(c)	10	9,553
3.97%, 04/13/30 (Call 01/13/30)(b)(c)	10	9,167
Morgan Stanley Domestic Holdings Inc. 3.80%, 08/24/27 (Call 05/24/27)	75	70,536
4.50%, 06/20/28 (Call 03/20/28)	50	48,541
Nasdaq Inc. 1.65%, 01/15/31 (Call 10/15/30)	50	38,246
2.50%, 12/21/40 (Call 06/21/40)	50	32,475
3.25%, 04/28/50 (Call 10/28/49)	30	20,340
3.85%, 06/30/26 (Call 03/30/26)	80	76,598
3.95%, 03/07/52 (Call 09/07/51)	5	3,788
Nationstar Mortgage Holdings Inc. 5.13%, 12/15/30 (Call 12/15/25)(b)	42	32,482
5.50%, 08/15/28 (Call 08/15/23)(b)	40	34,022
5.75%, 11/15/31 (Call 11/15/26)(b)	35	27,428
6.00%, 01/15/27 (Call 01/15/24)(b)	35	32,304
OneMain Finance Corp. 3.50%, 01/15/27 (Call 01/15/24)	50	42,115
3.88%, 09/15/28 (Call 09/15/24)	35	27,989
4.00%, 09/15/30 (Call 09/15/25)	50	38,179
5.38%, 11/15/29 (Call 05/15/29)	40	33,695

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.13%, 03/15/24 (Call 09/15/23)	$50	$49,419
6.63%, 01/15/28 (Call 07/15/27)	45	41,904
6.88%, 03/15/25	70	68,628
7.13%, 03/15/26	90	87,984
PennyMac Financial Services Inc. 4.25%, 02/15/29 (Call 02/15/24)(b)	40	31,397
5.38%, 10/15/25 (Call 10/15/23)(b)	35	31,914
5.75%, 09/15/31 (Call 09/15/26)(b)	30	23,900
PRA Group Inc. 5.00%, 10/01/29 (Call 10/01/24)(b)	25	21,292
7.38%, 09/01/25 (Call 03/31/23)(b)	20	20,024
8.38%, 02/01/28 (Call 02/01/25)	20	20,171
Radian Group Inc. 4.50%, 10/01/24 (Call 07/01/24)	71	68,661
4.88%, 03/15/27 (Call 09/15/26)	32	29,948
6.63%, 03/15/25 (Call 09/15/24)	55	54,946
Raymond James Financial Inc. 3.75%, 04/01/51 (Call 10/01/50)	41	30,701
4.65%, 04/01/30 (Call 01/01/30)	50	48,021
4.95%, 07/15/46	55	50,180
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc. 2.88%, 10/15/26 (Call 10/15/23)(b)	50	43,113
3.63%, 03/01/29 (Call 03/09/23)(b)	50	40,311
3.88%, 03/01/31 (Call 03/01/26)(b)	70	54,325
4.00%, 10/15/33 (Call 10/15/27)(b)	50	37,000
Shinhan Card Co. Ltd., 1.38%, 10/19/25(d)	200	177,712
SLM Corp. 3.13%, 11/02/26 (Call 10/02/26)	30	25,881
4.20%, 10/29/25 (Call 09/29/25)	30	27,639
State Elite Global Ltd., 1.50%, 09/29/26(d)	200	176,606
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(b)	25	25,246
Synchrony Financial 2.88%, 10/28/31 (Call 07/28/31)	70	52,685
3.70%, 08/04/26 (Call 05/04/26)	15	13,920
3.95%, 12/01/27 (Call 09/01/27)	105	95,716
4.25%, 08/15/24 (Call 05/15/24)	15	14,632
4.50%, 07/23/25 (Call 04/24/25)	140	134,827
5.15%, 03/19/29 (Call 12/19/28)	69	64,832
7.25%, 02/02/33 (Call 11/02/32)	40	38,413
Visa Inc. 0.75%, 08/15/27 (Call 06/15/27)	110	93,544
1.10%, 02/15/31 (Call 11/15/30)	90	69,094
1.90%, 04/15/27 (Call 02/15/27)	32	28,724
2.00%, 08/15/50 (Call 02/15/50)	102	60,141
2.05%, 04/15/30 (Call 01/15/30)	67	56,687
2.70%, 04/15/40 (Call 10/15/39)	94	70,431
2.75%, 09/15/27 (Call 06/15/27)	15	13,872
3.15%, 12/14/25 (Call 09/14/25)	310	296,022
3.65%, 09/15/47 (Call 03/15/47)	62	51,286
4.15%, 12/14/35 (Call 06/14/35)	60	56,416
4.30%, 12/14/45 (Call 06/14/45)	180	162,599
Western Union Co. (The) 1.35%, 03/15/26 (Call 02/15/26)	50	43,945
2.75%, 03/15/31 (Call 12/15/30)	30	23,315
2.85%, 01/10/25 (Call 12/10/24)	92	87,374
6.20%, 11/17/36	35	34,522

		13,021,656

Electric — 0.5%
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	200	164,090

Security	Par (000)	Value

Electric (continued)
AEP Texas Inc. 3.45%, 05/15/51 (Call 11/15/50)	$20	$14,243
3.80%, 10/01/47 (Call 04/01/47)	40	29,706
4.70%, 05/15/32 (Call 02/15/32)	50	47,461
American Transmission Systems Inc. 2.65%, 01/15/32 (Call 10/15/31)(b)	75	61,456
5.00%, 09/01/44 (Call 03/01/44)(b)	50	45,942
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	50	39,811
3.95%, 03/01/48 (Call 09/01/47)	45	37,117
4.45%, 10/01/32 (Call 07/01/32)	10	9,590
4.50%, 04/01/44 (Call 10/01/43)	60	53,530
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	15	14,090
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	50	43,523
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	45	30,447
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	60	49,807
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	25	21,499
Series K2, 6.95%, 03/15/33	10	11,372
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	25	23,635
Commonwealth Edison Co. 4.00%, 03/01/48 (Call 09/01/47)	185	151,731
5.90%, 03/15/36	170	176,193
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	25	17,289
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	50	39,500
Consorcio Transmantaro SA, 4.70%, 04/16/34(d)	200	180,156
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38	25	20,042
FirstEnergy Transmission LLC 2.87%, 09/15/28 (Call 07/15/28)(b)	35	30,648
4.35%, 01/15/25 (Call 10/15/24)(b)	50	48,574
4.55%, 04/01/49 (Call 10/01/48)(b)	35	28,766
5.45%, 07/15/44 (Call 01/15/44)(b)	30	28,195
ITC Holdings Corp. 2.95%, 05/14/30 (Call 04/14/30)(b)	56	47,812
3.25%, 06/30/26 (Call 03/30/26)	65	60,716
3.35%, 11/15/27 (Call 08/15/27)	65	59,957
3.65%, 06/15/24 (Call 03/15/24)	53	51,646
5.30%, 07/01/43 (Call 01/01/43)	25	23,460
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	20	16,344
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	25	23,343
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	55	51,951
National Rural Utilities Cooperative Finance Corp. 4.02%, 11/01/32 (Call 05/01/32)	50	45,615
4.30%, 03/15/49 (Call 09/15/48)	50	42,472
4.40%, 11/01/48 (Call 05/01/48)	25	21,296
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)	40	37,819
5.80%, 01/15/33 (Call 07/15/32)	50	51,513
Ohio Power Co. 4.00%, 06/01/49 (Call 12/01/48)	55	44,080
4.15%, 04/01/48 (Call 10/01/47)	50	41,453
Series P, 2.60%, 04/01/30 (Call 01/01/30)	45	38,031
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	50	38,558
Series R, 2.90%, 10/01/51 (Call 04/01/51)	25	16,490
Oncor Electric Delivery Co. LLC 2.70%, 11/15/51 (Call 05/15/51)	5	3,243
2.75%, 05/15/30 (Call 02/15/30)	80	69,400

28	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.95%, 04/01/25 (Call 01/01/25)	$30	$28,567
3.10%, 09/15/49 (Call 03/15/49)	71	49,856
3.70%, 11/15/28 (Call 08/15/28)	6	5,635
3.70%, 05/15/50 (Call 11/15/49)	20	15,773
3.75%, 04/01/45 (Call 10/01/44)	60	48,442
3.80%, 09/30/47 (Call 03/30/47)	45	36,504
3.80%, 06/01/49 (Call 12/01/48)	50	40,310
4.10%, 11/15/48 (Call 05/15/48)	20	16,962
4.55%, 09/15/32 (Call 06/15/32)	50	48,379
4.55%, 12/01/41 (Call 06/01/41)	5	4,586
4.60%, 06/01/52 (Call 12/01/51)	15	13,618
5.25%, 09/30/40	25	24,800
5.35%, 10/01/52 (Call 04/01/52)	30	30,514
7.00%, 05/01/32	50	57,071
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(b) .	15	13,479
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42).	112	96,037
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	40	27,801
3.95%, 06/01/47 (Call 12/01/46)	40	33,293
4.13%, 06/15/44 (Call 12/15/43)	25	21,009
4.15%, 06/15/48 (Call 12/15/47)	35	29,961
6.25%, 05/15/39	25	27,039
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	10	9,589

		2,882,837

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	45	35,212
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	35	29,659
4.75%, 06/15/28 (Call 07/01/23)(b)	35	30,544
6.50%, 12/31/27 (Call 08/31/24)(b)	15	14,401
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	20	18,301
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(b)	85	85,880
7.25%, 06/15/28 (Call 06/15/23)(b)	75	76,204

		290,201

Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	50	40,538
2.30%, 03/12/31 (Call 12/12/30)	45	36,604
2.75%, 09/15/29 (Call 06/15/29)	50	43,182
3.05%, 09/22/26 (Call 06/22/26)	84	78,009
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	32	27,914
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27
(Call 07/01/27)	20	18,364
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	27	25,375
2.20%, 09/15/31 (Call 06/15/31)	55	43,759
2.80%, 02/15/30 (Call 11/15/29)	75	64,679
4.35%, 06/01/29 (Call 03/01/29)	40	38,826
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	30	26,113
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	50	39,506
4.63%, 04/15/26 (Call 01/15/26)	80	76,880
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	50	47,507
4.88%, 06/15/29 (Call 03/15/29)	89	83,872
4.88%, 05/12/30 (Call 02/12/30)	50	47,349
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	57	44,711

Security	Par (000)	Value

Electronics (continued)
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	$7	$5,665
3.15%, 08/15/27 (Call 05/15/27)	15	13,827
3.35%, 03/01/26 (Call 12/01/25)	20	18,943
3.50%, 02/15/28 (Call 11/15/27)	22	20,372

Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	87	77,474
3.00%, 01/15/31 (Call 10/15/30)	35	28,749
3.60%, 01/15/30 (Call 10/15/29)	35	30,765
3.95%, 01/12/28 (Call 10/12/27)	27	24,989
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	52	44,881
4.55%, 10/30/24 (Call 07/30/24)	97	95,465
4.60%, 04/06/27 (Call 01/06/27)	50	48,987
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(b)	55	48,534
5.00%, 10/01/25(b)	46	44,914
5.63%, 11/01/24(b)	30	29,764
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	40	33,544
4.38%, 02/15/30 (Call 11/15/29)(b)	25	22,189
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	35	34,398
4.90%, 06/15/28 (Call 03/15/28)	72	69,055
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	30	24,897
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	55	50,621
7.13%, 10/01/37	5	5,729
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	29	25,349
2.40%, 04/01/28 (Call 02/01/28)	45	36,892
2.95%, 04/01/31 (Call 01/01/31)	33	25,197

		1,644,388

Energy — Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(d)	200	181,440
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/23)(b)	40	37,520

		218,960

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	55	52,714
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	30	26,226
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	35	25,284
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	30	26,313
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	25	19,595
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/24)(b)	20	15,007
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	22	20,843
3.63%, 04/28/26 (Call 01/28/26)(b)	75	70,699
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	20	16,705
4.13%, 02/15/32 (Call 10/15/26)(b)	30	24,699
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	27	23,897

		321,982

Entertainment — 0.3%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(b)	50	29,899
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)(g)	80	41,102

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	$30	$27,454
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/23)	30	28,653
5.50%, 05/01/25 (Call 05/01/23)(b)	50	49,442
6.50%, 10/01/28 (Call 10/01/23)	15	14,530
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	45	37,663
5.88%, 03/15/26 (Call 03/15/23)(b)(c)	20	18,308
8.75%, 05/01/25 (Call 05/01/23)(b)(c)	20	20,418
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29
(Call 03/23/24)(b)	55	39,275
Magallanes Inc.
3.76%, 03/15/27 (Call 02/15/27)(b)	285	261,462
4.05%, 03/15/29 (Call 01/15/29)(b)	130	116,180
4.28%, 03/15/32 (Call 12/15/31)(b)	300	259,065
5.05%, 03/15/42 (Call 09/15/41)(b)	210	169,991
5.14%, 03/15/52 (Call 09/15/51)(b)	400	314,332
5.39%, 03/15/62 (Call 09/15/61)(b)	45	35,000
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(b)	25	23,780
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(b)(c)	25	23,170
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(b)	25	23,352
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)(c)	40	35,700
8.75%, 05/01/25 (Call 05/01/23)(b)(c)	20	20,452
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/31/23)(b)	50	49,124
5.50%, 04/15/27 (Call 04/15/23)(b)(c)	30	28,290
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/23)(b)	25	25,290
Vail Resorts Inc., 6.25%, 05/15/25 (Call 03/31/23)(b)	40	40,000
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	45	35,577
3.75%, 12/01/29 (Call 12/01/24)(b)	25	21,167
3.88%, 07/15/30 (Call 07/15/25)(b)	20	16,957

		1,805,633

Environmental Control — 0.2%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	45	38,025
5.00%, 09/01/30 (Call 09/01/25)	25	20,786
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(c)	2	1,773
1.45%, 02/15/31 (Call 11/15/30)	50	38,333
1.75%, 02/15/32 (Call 11/15/31)	82	62,893
2.30%, 03/01/30 (Call 12/01/29)	59	49,412
2.50%, 08/15/24 (Call 07/15/24)	73	70,094
2.90%, 07/01/26 (Call 04/01/26)	95	88,335
3.05%, 03/01/50 (Call 09/01/49)	35	24,481
3.20%, 03/15/25 (Call 12/15/24)	62	59,364
3.38%, 11/15/27 (Call 08/15/27)	63	58,351
3.95%, 05/15/28 (Call 02/15/28)	33	31,252
6.20%, 03/01/40	35	37,466
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	20	15,811
2.60%, 02/01/30 (Call 11/01/29)	60	51,059
2.95%, 01/15/52 (Call 07/15/51)	90	59,134
3.05%, 04/01/50 (Call 10/01/49)	50	33,721
3.50%, 05/01/29 (Call 02/01/29)	50	45,196
4.25%, 12/01/28 (Call 09/01/28)	25	23,902

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	$42	$37,414
1.15%, 03/15/28 (Call 01/15/28)	100	82,711
1.50%, 03/15/31 (Call 12/15/30)	12	9,244
2.50%, 11/15/50 (Call 05/15/50)	22	13,748
3.13%, 03/01/25 (Call 12/01/24)	50	48,010
3.15%, 11/15/27 (Call 08/15/27)	74	68,446
4.10%, 03/01/45 (Call 09/01/44)	50	42,729
4.15%, 04/15/32 (Call 01/15/32)	50	46,821
4.15%, 07/15/49 (Call 01/15/49)	30	26,184

		1,184,695

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	35	36,747
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/23)	50	45,281
5.25%, 09/15/27 (Call 03/01/23)	30	24,206
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	60	49,870
4.15%, 03/15/28 (Call 12/15/27)	70	66,790
4.80%, 03/15/48 (Call 09/15/47)	65	57,872
China Mengniu Dairy Co. Ltd., 2.50%, 06/17/30
(Call 03/17/30)(d)	200	167,654
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	67	55,747
4.60%, 11/01/25 (Call 09/01/25)	105	102,943
4.85%, 11/01/28 (Call 08/01/28)	91	88,202
5.30%, 11/01/38 (Call 05/01/38)	43	40,027
5.40%, 11/01/48 (Call 05/01/48)	50	45,558
8.25%, 09/15/30	45	51,458
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	30	24,125
3.50%, 10/01/26 (Call 07/01/26)	15	14,041
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	15	12,010
2.88%, 04/15/30 (Call 01/15/30)	50	43,289
3.00%, 02/01/51 (Call 08/01/50)	67	47,090
3.20%, 02/10/27 (Call 11/10/26)	45	42,484
4.00%, 04/17/25 (Call 02/17/25)	80	77,898
4.15%, 02/15/43 (Call 08/15/42)	5	4,288
4.20%, 04/17/28 (Call 01/17/28)	81	77,723
4.70%, 04/17/48 (Call 10/17/47)	40	36,831
5.40%, 06/15/40	22	21,818
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	5	4,278
1.80%, 06/11/30 (Call 03/11/30)	50	40,523
3.05%, 06/03/51 (Call 12/03/50)	65	45,250
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	55	46,848
3.20%, 10/01/26 (Call 07/01/26)	52	48,644
3.90%, 06/01/50 (Call 12/01/49)	25	18,527
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	10	7,864
2.38%, 03/15/30 (Call 12/15/29)	60	50,196
2.75%, 09/15/41 (Call 03/15/41)	5	3,477
3.38%, 12/15/27 (Call 09/15/27)	35	32,402
3.55%, 03/15/50 (Call 09/15/49)	25	17,999
4.25%, 03/15/35	65	58,606
4.38%, 03/15/45	45	38,207
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	35	35,080

30	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	$125	$116,336
3.75%, 04/01/30 (Call 01/01/30)	65	59,390
3.88%, 05/15/27 (Call 02/15/27)	115	109,340
4.25%, 03/01/31 (Call 12/01/30)	31	28,990
4.38%, 06/01/46 (Call 12/01/45)	85	69,526
4.63%, 01/30/29 (Call 10/30/28)	76	74,180
4.63%, 10/01/39 (Call 04/01/39)	50	43,859
4.88%, 10/01/49 (Call 04/01/49)	85	74,566
5.00%, 07/15/35 (Call 01/15/35)	75	71,963
5.00%, 06/04/42	50	45,443
5.20%, 07/15/45 (Call 01/15/45)	75	69,284
5.50%, 06/01/50 (Call 12/01/49)	25	23,907
6.50%, 02/09/40	60	63,255
6.75%, 03/15/32	25	27,097
6.88%, 01/26/39	50	54,502
7.13%, 08/01/39(b)	30	33,060
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	55	48,457
4.38%, 01/31/32 (Call 01/31/27)(b)	40	35,162
4.88%, 05/15/28 (Call 11/15/27)(b)	25	23,598
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(d)	200	143,178
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	45	39,598
1.85%, 02/15/31 (Call 11/15/30)	25	19,348
2.50%, 04/15/30 (Call 01/15/30)	50	41,561
3.40%, 08/15/27 (Call 05/15/27)	55	51,052
4.20%, 08/15/47 (Call 02/15/47)	27	22,204
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	30	21,998
3.00%, 10/15/30 (Call 07/15/30)(b)	47	36,529
4.25%, 02/01/27 (Call 11/01/26)(b)	30	27,615
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	27	23,166
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	30	26,296
4.75%, 02/15/29 (Call 02/15/24)(b)	50	45,108
6.25%, 04/15/25 (Call 04/15/23)(b)	55	54,949
United Natural Foods Inc., 6.75%, 10/15/28
(Call 10/15/23)(b)(c)	30	28,492

		3,334,862

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/23)(b)	25	24,314
5.00%, 02/01/28 (Call 02/01/24)(b)	65	59,787
6.38%, 05/01/25 (Call 05/01/23)(b)	85	84,569

		168,670

Forest Products & Paper — 0.0%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	25	22,511
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	30	19,759
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	39	32,732
4.40%, 08/15/47 (Call 02/15/47)	39	33,145
4.80%, 06/15/44 (Call 12/15/43)	33	29,372
5.00%, 09/15/35 (Call 03/15/35)	25	23,676
5.15%, 05/15/46 (Call 11/15/45)	25	22,885
6.00%, 11/15/41 (Call 05/15/41)	52	52,570

Security	Par (000)	Value

Forest Products & Paper (continued)
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	$50	$41,026
5.50%, 01/15/26 (Call 03/31/23)	16	15,245

		292,921

Hand & Machine Tools — 0.1%
Regal Rexnord Corp., 6.40%, 04/15/33 (Call 01/15/33)(b)	70	68,585
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	39	28,649
3.25%, 03/01/27 (Call 12/01/26)	7	6,560
4.10%, 03/01/48 (Call 09/01/47)	25	21,539
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	20	16,249
2.75%, 11/15/50 (Call 05/15/50)	60	35,991
3.40%, 03/01/26 (Call 01/01/26)	12	11,355
4.00%, 03/15/60 (Call 03/15/25),
(5 year CMT + 2.657%)(a)	50	43,073
4.25%, 11/15/28 (Call 08/15/28)	20	18,851
4.85%, 11/15/48 (Call 05/15/48)	50	43,019
5.20%, 09/01/40	31	29,039

		322,910

Health Care — Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	45	37,660
3.00%, 09/23/29 (Call 06/23/29)(b)	65	56,618
3.80%, 09/23/49 (Call 03/23/49)(b)	65	50,006
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	45	38,927
4.63%, 07/15/28 (Call 07/15/23)(b)	90	82,768
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	175	152,416
2.54%, 02/01/32 (Call 11/01/31)(c)	100	77,449
3.13%, 12/01/51 (Call 06/01/51)	70	42,442
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	50	31,873
2.80%, 12/10/51 (Call 06/10/51)	35	23,124
3.35%, 09/15/25 (Call 06/15/25)	15	14,378
4.38%, 09/15/45 (Call 03/15/45)	50	44,173
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	65	55,459
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	65	56,094
3.25%, 11/15/39 (Call 05/15/39)	25	19,933
3.40%, 11/15/49 (Call 05/15/49)	102	77,033
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)(c)	30	25,439
6.75%, 02/15/30 (Call 02/15/27)(b)	15	13,540
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	20	21,134
GE Healthcare Holding LLC
5.65%, 11/15/27 (Call 10/15/27)(b)	100	101,364
5.91%, 11/22/32 (Call 08/22/32)(b)	100	103,325
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	55	47,327
4.63%, 02/01/28 (Call 02/01/24)(b)	20	18,684
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	20	16,641
2.25%, 09/15/31 (Call 06/15/31)	45	34,890
2.55%, 03/15/31 (Call 12/15/30)	17	13,649
3.30%, 09/15/29 (Call 06/15/29)	28	24,190
3.63%, 03/15/51 (Call 09/15/50)	58	40,304

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care — Products (continued)
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)	$85	$69,901
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	150	121,941
3.50%, 03/15/26 (Call 12/15/25)	110	105,136
4.63%, 03/15/46 (Call 09/15/45)	100	88,656
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	30	27,179
4.63%, 11/15/27 (Call 11/15/23)	30	28,244
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)(c)	19	18,592

		1,780,489

Health Care — Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	25	22,767
5.50%, 07/01/28 (Call 07/01/23)(b)	30	28,160
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	20	16,746
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	15	13,751
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	35	30,218
3.50%, 04/01/30 (Call 04/01/25)(b)	35	30,372
5.00%, 07/15/27 (Call 07/15/23)(b)	30	28,909
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	110	92,432
2.50%, 03/01/31 (Call 12/01/30)	120	93,650
2.63%, 08/01/31 (Call 05/01/31)	100	78,180
3.00%, 10/15/30 (Call 07/15/30)	138	112,782
3.38%, 02/15/30 (Call 02/15/25)	115	97,382
4.25%, 12/15/27 (Call 12/15/23)	185	171,290
4.63%, 12/15/29 (Call 12/15/24)	175	160,505
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	30	26,059
4.00%, 03/15/31 (Call 03/15/26)(b)(c)	30	25,802
4.25%, 05/01/28 (Call 05/01/23)(b)	30	27,082
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	85	64,369
4.63%, 06/01/30 (Call 06/01/25)(b)	155	127,697
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	120	98,839
2.38%, 01/15/25 (Call 12/15/24)	75	70,990
2.55%, 03/15/31 (Call 12/15/30)	135	111,835
2.88%, 09/15/29 (Call 06/15/29)	65	56,619
3.13%, 05/15/50 (Call 11/15/49)	80	55,339
3.35%, 12/01/24 (Call 10/01/24)	30	29,016
3.50%, 08/15/24 (Call 05/15/24)	35	34,062
3.60%, 03/15/51 (Call 09/15/50)	115	85,798
3.65%, 12/01/27 (Call 09/01/27)	230	215,791
3.70%, 09/15/49 (Call 03/15/49)	5	3,768
4.10%, 03/01/28 (Call 12/01/27)	160	152,640
4.38%, 12/01/47 (Call 06/01/47)	85	71,814
4.55%, 03/01/48 (Call 09/01/47)	65	56,054
4.63%, 05/15/42	30	27,073
4.65%, 01/15/43	50	44,809
5.13%, 02/15/53 (Call 08/15/52)	70	66,331
6.10%, 10/15/52 (Call 04/15/52)	50	53,570
6.38%, 06/15/37	10	10,654
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)	47	43,159
4.63%, 04/01/31 (Call 03/30/26)	25	21,352
4.75%, 02/01/30 (Call 02/01/25)	45	40,085
5.75%, 09/15/25 (Call 09/15/23)	20	19,736

Security	Par (000)	Value

Health Care — Services (continued)
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	$100	$77,850
3.13%, 03/15/27 (Call 02/15/27)(b)	30	27,305
3.38%, 03/15/29 (Call 01/15/29)(b)	55	48,152
3.50%, 09/01/30 (Call 03/01/30)	140	120,366
3.50%, 07/15/51 (Call 01/15/51)	100	65,222
3.63%, 03/15/32 (Call 12/15/31)(b)	125	105,650
4.13%, 06/15/29 (Call 03/15/29)	126	114,704
4.38%, 03/15/42 (Call 09/15/41)(b)	10	8,013
4.50%, 02/15/27 (Call 08/15/26)	148	141,805
4.63%, 03/15/52 (Call 09/15/51)(b)	110	86,527
5.25%, 04/15/25	170	168,249
5.25%, 06/15/26 (Call 12/15/25)	125	123,226
5.25%, 06/15/49 (Call 12/15/48)	95	82,021
5.38%, 02/01/25	210	208,034
5.38%, 09/01/26 (Call 03/01/26)	100	98,527
5.50%, 06/15/47 (Call 12/15/46)	57	51,284
5.63%, 09/01/28 (Call 03/01/28)	85	84,007
5.88%, 02/15/26 (Call 08/15/25)	135	134,962
5.88%, 02/01/29 (Call 08/01/28)	50	49,971
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	98	84,379
2.15%, 02/03/32 (Call 11/03/31)	50	38,554
3.13%, 08/15/29 (Call 05/15/29)	40	34,892
3.70%, 03/23/29 (Call 02/23/29)	25	22,677
3.85%, 10/01/24 (Call 07/01/24)	45	43,927
3.95%, 03/15/27 (Call 12/15/26)	68	64,962
3.95%, 08/15/49 (Call 02/15/49)	30	23,509
4.50%, 04/01/25 (Call 03/01/25)	15	14,742
4.63%, 12/01/42 (Call 06/01/42)	17	14,814
4.80%, 03/15/47 (Call 09/14/46)	30	26,473
4.88%, 04/01/30 (Call 01/01/30)	47	46,003
4.95%, 10/01/44 (Call 04/01/44)	50	44,846
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(b)	60	57,463
5.00%, 05/15/27 (Call 05/15/23)(b)	50	47,590
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	25	22,143
2.70%, 06/01/31 (Call 03/01/31)	20	16,632
2.95%, 12/01/29 (Call 09/01/29)	50	42,887
3.60%, 09/01/27 (Call 06/01/27)	5	4,740
4.70%, 02/01/45 (Call 08/01/44)	75	64,153
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(b)	35	33,020
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	35	29,580
3.88%, 05/15/32 (Call 02/15/32)(b)	40	32,834
4.38%, 06/15/28 (Call 06/15/23)(b)	45	40,887
Pediatrix Medical Group Inc., 5.38%, 02/15/30
(Call 02/15/25)(b)(c)	25	22,141
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	20	16,784
2.95%, 06/30/30 (Call 03/30/30)	91	78,289
3.45%, 06/01/26 (Call 03/01/26)	75	71,013
3.50%, 03/30/25 (Call 12/30/24)	37	35,605
4.20%, 06/30/29 (Call 03/30/29)	50	47,258
4.70%, 03/30/45 (Call 09/30/44)	27	23,273
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(b)	67	64,110
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 03/31/23)(b)(c)	15	14,802
10.00%, 04/15/27 (Call 04/15/23)(b)(c)	19	19,334

32	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care — Services (continued)
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)(c)	$40	$33,036

		5,690,714

Holding Companies—Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	50	47,013
Temasek Financial I Ltd.
2.38%, 08/02/41 (Call 02/02/41)(b)(c)	250	181,983
3.38%, 07/23/42(b)(c)	250	210,617

		439,613

Home Builders — 0.2%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/23)	20	17,787
6.75%, 03/15/25 (Call 03/15/23)(c)	20	19,866
7.25%, 10/15/29 (Call 10/15/24)	20	17,942
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	30	24,556
6.75%, 06/01/27 (Call 06/01/23)	30	29,217
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	5	4,188
2.50%, 10/15/24 (Call 09/15/24)	80	76,301
2.60%, 10/15/25 (Call 09/15/25)	10	9,281
Installed Building Products Inc., 5.75%, 02/01/28 (Call 03/16/23)(b)	20	18,582
K Hovnanian Enterprises Inc., 7.75%, 02/15/26 (Call 02/15/24)(b)	20	19,407
KB Home
4.00%, 06/15/31 (Call 12/15/30)	20	16,342
4.80%, 11/15/29 (Call 05/15/29)	15	13,173
6.88%, 06/15/27 (Call 12/15/26)	20	19,997
7.25%, 07/15/30 (Call 07/15/25)	25	24,530
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	20	15,770
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/24)	25	22,475
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	35	25,854
3.85%, 01/15/30 (Call 07/15/29)	30	25,024
3.97%, 08/06/61 (Call 02/06/61)	35	20,020
6.00%, 01/15/43 (Call 10/15/42)	25	21,056
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	25	21,536
5.13%, 06/06/27 (Call 12/06/26)	15	14,309
6.00%, 06/01/25 (Call 03/01/25)	30	29,968
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	74	63,183
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	20	19,682
5.50%, 03/01/26 (Call 12/01/25)	44	43,790
6.00%, 02/15/35	41	40,245
6.38%, 05/15/33	25	25,315
7.88%, 06/15/32	25	27,911
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	35	30,877
5.75%, 01/15/28 (Call 10/15/27)(b)	25	23,597
5.88%, 06/15/27 (Call 03/15/27)(b)	30	28,735
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	35	28,309
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	30	29,752
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	15	13,925
5.70%, 06/15/28 (Call 12/15/27)	20	18,665

Security	Par (000)	Value

Home Builders (continued)
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(b)	$20	$19,075

		920,242

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/51 (Call 05/15/51)	30	21,233
4.40%, 03/15/29 (Call 12/15/28)	22	20,640
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	50	39,706
4.50%, 06/01/46 (Call 12/01/45)	40	31,482
4.60%, 05/15/50 (Call 11/15/49)(c)	55	44,560
4.75%, 02/26/29 (Call 11/26/28)	10	9,566

		167,187

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	40	32,748
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	55	42,391
2.65%, 04/30/30 (Call 01/30/30)	18	14,928
4.88%, 12/06/28 (Call 09/06/28)	15	14,731
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	10	8,058
3.15%, 08/01/27 (Call 05/01/27)	65	60,614
3.95%, 08/01/47 (Call 02/01/47)	50	40,214
5.00%, 06/15/52 (Call 12/15/51)	5	4,750
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	45	35,945
3.90%, 05/15/28 (Call 02/15/28)	35	33,231
4.60%, 05/01/32 (Call 02/01/32)	10	9,573
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	64	54,381
2.00%, 11/02/31 (Call 08/02/31)	10	8,066
2.75%, 02/15/26	20	18,901
2.88%, 02/07/50 (Call 08/07/49)	50	35,183
3.05%, 08/15/25	40	38,195
3.10%, 03/26/30 (Call 12/26/29)	20	17,948
3.20%, 04/25/29 (Call 01/25/29)	50	45,563
3.20%, 07/30/46 (Call 01/30/46)	50	36,981
3.90%, 05/04/47 (Call 11/04/46)	25	20,839
3.95%, 11/01/28 (Call 08/01/28)	35	33,589
5.30%, 03/01/41	22	22,385
6.63%, 08/01/37	25	29,394
SC Johnson & Son Inc.
4.75%, 10/15/46 (Call 04/15/46)(b)	35	31,424
4.80%, 09/01/40(b)	10	9,116

		699,148

Housewares — 0.0%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(c)	10	9,636
4.45%, 04/01/26 (Call 01/01/26)	115	108,760
4.88%, 06/01/25 (Call 05/01/25)	26	25,187
5.63%, 04/01/36 (Call 10/01/35)	25	21,322
5.75%, 04/01/46 (Call 10/01/45)	35	28,078
6.38%, 09/15/27 (Call 06/15/27)	30	29,826
6.63%, 09/15/29 (Call 06/15/29)(c)	25	24,785

		247,594

Insurance — 1.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	20	24,534
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	10	8,902
2.88%, 10/15/26 (Call 07/15/26)	45	41,855

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.60%, 04/01/30 (Call 01/01/30)	$68	$62,588
4.00%, 10/15/46 (Call 04/15/46)	25	19,915
4.75%, 01/15/49 (Call 07/15/48)	50	45,964
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(b)	240	182,018
AIG Global Funding, 0.90%, 09/22/25(b)	95	85,832
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	60	53,244
3.28%, 12/15/26 (Call 09/15/26)	35	33,029
3.85%, 08/10/49 (Call 02/10/49)	32	25,536
4.20%, 12/15/46 (Call 06/15/46)	55	45,704
4.50%, 06/15/43	10	8,899
5.35%, 06/01/33	15	15,270
5.55%, 05/09/35	72	73,891
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)	40	38,804
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	160	150,611
3.90%, 04/01/26 (Call 01/01/26)	23	22,067
4.20%, 04/01/28 (Call 01/01/28)	10	9,480
4.38%, 06/30/50 (Call 12/30/49)	70	58,884
4.50%, 07/16/44 (Call 01/16/44)	5	4,353
4.75%, 04/01/48 (Call 10/01/47)	90	80,107
4.80%, 07/10/45 (Call 01/10/45)	50	44,524
6.25%, 05/01/36	50	52,773
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	75	72,415
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	20	19,289
5.03%, 12/15/46 (Call 06/15/46)	29	25,740
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	50	35,969
7.35%, 05/01/34	5	5,671
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	45	41,169
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	10	7,921
3.50%, 05/20/51 (Call 11/20/50)	15	10,643
Assurant Inc.
4.90%, 03/27/28 (Call 12/27/27)	60	57,811
7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(a)	25	24,838
AXA SA, 6.38%, (Call 12/14/36), (3 mo. LIBOR US + 2.256%)(a)(b)(e)	30	31,463
AXIS Specialty Finance LLC, 4.90%, 01/15/40 (Call 01/15/30), (5 year CMT + 3.186%)(a)	5	4,276
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	20	18,982
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	75	63,114
Chubb Corp. (The)
6.00%, 05/11/37	10	10,718
Series 1, 6.50%, 05/15/38	20	22,518
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	55	37,283
3.05%, 12/15/61 (Call 06/15/61)	90	58,801
3.15%, 03/15/25	15	14,406
3.35%, 05/03/26 (Call 02/03/26)	220	209,599
4.15%, 03/13/43	20	17,388
4.35%, 11/03/45 (Call 05/03/45)	50	44,706
6.70%, 05/15/36	20	22,212

Security	Par (000)	Value

Insurance (continued)
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26), (3 mo. LIBOR US + 3.660%)(a)(b)(e)	$15	$14,056
5.10%, (Call 10/28/24), (3 mo. LIBOR US + 3.680%)(a)(b)(e)	220	215,615
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	35	29,332
1.78%, 03/17/31 (Call 12/17/30)(b)	90	69,978
3.08%, 09/17/51 (Call 03/17/51)(b)	30	19,324
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	100	64,771
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	45	42,188
4.58%, 05/17/48 (Call 11/17/47)(b)	5	4,266
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	60	47,975
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	142	126,273
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	50	38,727
4.50%, 04/15/26 (Call 01/15/26)	55	53,356
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	30	19,449
3.60%, 08/19/49 (Call 02/19/49)	66	49,321
4.30%, 04/15/43	20	16,592
4.40%, 03/15/48 (Call 09/15/47)	45	38,250
5.95%, 10/15/36	15	15,426
6.10%, 10/01/41	25	25,630
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	105	83,944
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	35	29,564
3.35%, 03/09/25	35	33,516
3.40%, 01/15/31 (Call 10/15/30)	35	29,488
3.63%, 12/12/26 (Call 09/15/26)	45	42,417
3.80%, 03/01/28 (Call 12/01/27)	26	24,049
4.35%, 03/01/48 (Call 09/01/47)	25	19,423
4.38%, 06/15/50 (Call 12/15/49)(c)	44	33,698
6.30%, 10/09/37	5	5,016
7.00%, 06/15/40	45	48,636
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	41	33,250
3.50%, 03/10/25 (Call 12/10/24)	92	88,671
3.75%, 03/14/26 (Call 12/14/25)	91	87,325
4.20%, 03/01/48 (Call 09/01/47)	55	46,028
4.35%, 01/30/47 (Call 07/30/46)	25	21,331
4.38%, 03/15/29 (Call 12/15/28)	157	149,651
4.75%, 03/15/39 (Call 09/15/38)	60	55,745
4.90%, 03/15/49 (Call 09/15/48)	67	61,759
5.75%, 11/01/32 (Call 08/01/32)	10	10,386
5.88%, 08/01/33	45	47,458
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28), (5 year USD ICE Swap + 3.150%)(a)(b)	25	24,418
5.20%, 10/20/45 (Call 10/20/25), (5 year USD Swap + 4.230%)(a)(b)	35	34,091
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	10	9,073
1.55%, 01/07/31(b)	50	39,177
1.88%, 01/11/27(b)	150	132,808
2.95%, 04/09/30(b)	150	130,848
3.45%, 12/18/26(b)	100	93,381
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	35	32,712

34	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Munich Re America Corp., Series B, 7.45%, 12/15/26(c)	$103	$109,892
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31), (5 year CMT + 2.653%)(a)(b)	60	49,213
2.90%, 09/16/51 (Call 09/16/31), (5 year CMT + 2.600%)(a)(b)	15	12,337
3.40%, 01/23/50 (Call 01/23/30), (5 year CMT + 2.612%)(a)(b)	25	21,854
4.00%, 09/19/47 (Call 09/19/27), (5 year USD ICE Swap + 2.880%)(a)(b)(c)	15	14,035
4.70%, 01/20/46 (Call 01/20/26), (5 year USD ICE Swap + 3.750%)(a)(b)	245	237,052
5.10%, 10/16/44 (Call 10/16/24), (5 year USD Swap + 3.650%)(a)(b)	280	275,584
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(c)	35	28,921
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	60	48,920
3.10%, 11/15/26 (Call 08/15/26)	35	32,370
3.40%, 05/15/25 (Call 02/15/25)	20	19,213
3.70%, 05/15/29 (Call 02/15/29)	25	23,198
4.30%, 11/15/46 (Call 05/15/46)	30	24,689
4.35%, 05/15/43	22	17,992
4.63%, 09/15/42	20	16,965
6.05%, 10/15/36	51	53,316
Principal Life Global Funding, 1.38%, 01/10/25(b)	20	18,508
Principal Life Global Funding II
0.88%, 01/12/26(b)	40	35,141
1.25%, 06/23/25(b)	53	48,059
1.50%, 08/27/30(b)	40	30,449
1.63%, 11/19/30(b)	15	11,336
2.25%, 11/21/24(b)	70	66,175
2.50%, 09/16/29(b)	21	17,819
3.00%, 04/18/26(b)	65	60,106
Progressive Corp. (The)
2.45%, 01/15/27	25	22,807
3.20%, 03/26/30 (Call 12/26/29)	65	58,437
3.70%, 01/26/45	25	19,697
3.95%, 03/26/50 (Call 09/26/49)	30	24,431
4.00%, 03/01/29 (Call 12/01/28)	27	25,829
4.13%, 04/15/47 (Call 10/15/46)	62	52,889
4.20%, 03/15/48 (Call 09/15/47)	40	34,289
4.35%, 04/25/44	15	13,020
6.25%, 12/01/32	68	74,490
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	100	87,330
4.30%, 09/30/28 (Call 06/30/28)(b)	60	56,079
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	55	49,602
2.10%, 03/10/30 (Call 12/10/29)	89	73,776
3.00%, 03/10/40 (Call 09/10/39)	30	22,394
3.70%, 10/01/50 (Call 07/01/30), (5 year CMT + 3.035%)(a)	75	63,404
3.70%, 03/13/51 (Call 09/13/50)	85	64,895
3.88%, 03/27/28 (Call 12/27/27)	92	87,751
3.91%, 12/07/47 (Call 06/07/47)	70	55,285
3.94%, 12/07/49 (Call 06/07/49)	77	60,992
4.35%, 02/25/50 (Call 08/25/49)	55	46,690
4.42%, 03/27/48 (Call 09/27/47)	40	34,570
5.13%, 03/01/52 (Call 11/28/31), (5 year CMT + 3.162%)(a)	20	18,319
5.70%, 12/14/36	62	64,465

Security	Par (000)	Value

Insurance (continued)
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	$100	$95,110
5.75%, 07/15/33(c)	18	18,879
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	82	70,155
3.90%, 05/15/29 (Call 02/15/29)	73	66,854
3.95%, 09/15/26 (Call 06/15/26)	20	19,063
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	75	64,687
2.50%, 10/30/24(b)	15	14,183
2.75%, 05/07/25(b)	15	14,048
2.75%, 01/21/27(b)	40	35,899
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	10	9,013
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29), (5 year CMT + 3.582%)(a)(b)	200	190,320
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	50	32,038
3.75%, 05/15/46 (Call 11/15/45)	29	22,846
4.00%, 05/30/47 (Call 11/30/46)	45	37,599
4.05%, 03/07/48 (Call 09/07/47)	20	16,781
4.10%, 03/04/49 (Call 09/04/48)	27	22,784
4.30%, 08/25/45 (Call 02/25/45)	35	30,499
4.60%, 08/01/43	25	22,850
5.35%, 11/01/40	30	30,491
6.25%, 06/15/37	60	66,583
6.75%, 06/20/36	40	45,478
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	70	67,511
Voya Financial Inc.
3.65%, 06/15/26	39	36,926
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	30	25,559
4.80%, 06/15/46	25	20,902
5.70%, 07/15/43	30	28,801
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	73	62,376
3.88%, 09/15/49 (Call 03/15/49)	34	24,810
4.50%, 09/15/28 (Call 06/15/28)	37	35,107
4.65%, 06/15/27 (Call 05/15/27)	15	14,492
5.05%, 09/15/48 (Call 03/15/48)	20	17,338
XLIT Ltd.
5.25%, 12/15/43	25	24,611
5.50%, 03/31/45	35	34,230
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51 (Call 01/19/31), (5 year CMT + 2.777%)(a)(d)	200	156,096

		8,243,612

Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(c)	10	7,980
3.60%, 11/28/24 (Call 08/28/24)	310	300,226
4.00%, 12/06/37 (Call 06/06/37)	10	8,266
4.20%, 12/06/47 (Call 06/06/47)	235	184,068
4.50%, 11/28/34 (Call 05/28/34)	300	271,629
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)(c)	200	159,350
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	100	93,588
3.60%, 06/01/26 (Call 03/01/26)	71	67,637
3.65%, 03/15/25 (Call 12/15/24)	120	116,144
4.63%, 04/13/30 (Call 01/13/30)	100	97,046
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	30	27,525

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	$35	$31,913
7.00%, 06/15/27 (Call 06/15/24)(b)	25	24,195
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	65	57,725
1.90%, 03/11/25 (Call 02/11/25)	128	119,642
2.60%, 05/10/31 (Call 02/10/31)	40	32,868
2.70%, 03/11/30 (Call 12/11/29)	50	42,478
3.60%, 06/05/27 (Call 03/05/27)	67	63,150
3.65%, 05/10/51 (Call 11/10/50)	50	35,862
4.00%, 07/15/42 (Call 01/15/42)	50	39,626
Gen Digital Inc., 5.00%, 04/15/25 (Call 03/13/23)(b)	60	58,254
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	45	37,815
5.25%, 12/01/27 (Call 06/01/23)(b)	40	37,865
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(b)	30	23,700
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(d)	200	180,106
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(b)	50	49,166
7.13%, 09/30/30 (Call 09/30/25)(b)	35	34,117
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(d)	200	165,970
4.99%, 01/19/52 (Call 07/19/51)(d)	200	144,520
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5 year CMT + 4.578%)(a)(b)(c)(e)	45	34,336
6.25%, (Call 04/22/31), (5 year CMT + 4.956%)(a)(b)(e)	55	35,200
10.25%, 11/30/24 (Call 11/28/23)(b)	25	25,004
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	70	56,431
4.75%, 07/15/27 (Call 07/15/23)	30	29,075
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	25	21,062

		2,713,539

Iron & Steel — 0.1%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	20	17,959
5.13%, 10/01/31 (Call 10/01/26)	20	17,670
5.88%, 12/01/27 (Call 12/01/23)	25	23,862
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	20	18,267
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	25	22,835
5.88%, 06/01/27 (Call 06/01/23)	31	30,078
6.75%, 03/15/26 (Call 03/15/23)(b)	45	45,473
Cliffs Natural Resources Inc., 6.25%, 10/01/40	10	8,707
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	20	16,895
4.13%, 01/15/30 (Call 01/15/25)	15	13,098
4.38%, 03/15/32 (Call 03/15/27)	20	17,234
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	30	29,872
8.13%, 05/01/27 (Call 05/01/23)(b)	46	46,149
8.50%, 05/01/30 (Call 05/01/25)(b)	40	40,012
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	115	103,862
2.15%, 08/15/30 (Call 05/15/30)	70	56,351
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	60	50,600
2.40%, 06/15/25 (Call 05/15/25)	47	43,861
2.80%, 12/15/24 (Call 11/15/24)	45	42,859
3.25%, 01/15/31 (Call 10/15/30)	20	17,313
3.25%, 10/15/50 (Call 04/15/50)	15	10,073

Security	Par (000)	Value

Iron & Steel (continued)
3.45%, 04/15/30 (Call 01/15/30)	$25	$22,197
5.00%, 12/15/26 (Call 12/15/23)	30	29,440

		724,667

Leisure Time — 0.0%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	25	18,385
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	53	41,039
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(b)	25	23,500
5.88%, 03/15/26 (Call 12/15/25)(b)	80	69,507
5.88%, 02/15/27 (Call 02/15/24)(b)	55	51,064
7.75%, 02/15/29 (Call 11/15/28)(b)	35	30,455
8.38%, 02/01/28 (Call 02/01/25)(b)	25	25,408
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)(c)	25	20,827

		280,185

Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	80	65,653
3.75%, 05/01/29 (Call 05/01/24)(b)	45	39,163
4.00%, 05/01/31 (Call 05/01/26)(b)	61	51,849
4.88%, 01/15/30 (Call 01/15/25)	55	50,432
5.38%, 05/01/25 (Call 05/01/23)(b)	26	25,709
5.75%, 05/01/28 (Call 05/01/23)(b)	35	34,061
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	30	25,222
5.00%, 06/01/29 (Call 06/01/24)(b)	50	43,987
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/23)	35	33,359
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 03/31/23)	20	18,849
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	30	25,154
4.75%, 01/15/28 (Call 09/15/23)	25	22,088
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)	50	47,095
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(b)	50	38,485
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	35	29,480
4.63%, 03/01/30 (Call 12/01/29)(b)	25	21,028
5.65%, 04/01/24 (Call 02/01/24)	15	14,923
6.00%, 04/01/27 (Call 01/01/27)	30	29,011
6.60%, 10/01/25 (Call 07/01/25)	25	25,046
6.63%, 07/31/26 (Call 04/30/26)(b)	25	24,563

		665,157

Machinery — 0.7%
ABB Finance USA Inc., 4.38%, 05/08/42	10	8,852
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)(c)	25	21,922
Caterpillar Financial Services Corp.
0.80%, 11/13/25	5	4,481
0.90%, 03/02/26	75	66,587
1.10%, 09/14/27	174	148,803
1.15%, 09/14/26	5	4,393
1.45%, 05/15/25	90	83,183
1.70%, 01/08/27	10	9,011
2.15%, 11/08/24	110	104,879
2.40%, 08/09/26(c)	20	18,388
3.25%, 12/01/24	67	65,026
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	25	20,217
2.60%, 09/19/29 (Call 06/19/29)	76	66,214

36	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.60%, 04/09/30 (Call 01/09/30)	$49	$42,692
3.25%, 09/19/49 (Call 03/19/49)	50	38,152
3.25%, 04/09/50 (Call 10/09/49)	72	55,092
3.80%, 08/15/42	30	25,501
4.30%, 05/15/44 (Call 11/15/43)	50	46,067
4.75%, 05/15/64 (Call 11/15/63)	40	37,698
5.20%, 05/27/41	50	51,040
6.05%, 08/15/36	50	54,593
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	85	86,301
9.50%, 01/01/31 (Call 01/01/26)	21	21,948
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	12	10,619
1.88%, 01/15/26 (Call 12/15/25)	65	59,165
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	109	103,283
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	132	125,867
2.88%, 09/07/49 (Call 03/07/49)	35	25,341
3.10%, 04/15/30 (Call 01/15/30)	71	63,498
3.75%, 04/15/50 (Call 10/15/49)(c)	62	52,691
3.90%, 06/09/42 (Call 12/09/41)	118	104,026
5.38%, 10/16/29	25	25,919
7.13%, 03/03/31	25	28,852
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	50	43,368
3.15%, 11/15/25 (Call 08/15/25)	77	72,971
5.38%, 10/15/35	5	4,980
5.38%, 03/01/41 (Call 12/01/40)	32	31,323
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	25	19,262
3.50%, 10/01/30 (Call 07/01/30)	59	50,007
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	50	41,086
3.00%, 05/01/30 (Call 02/01/30)	79	67,945
John Deere Capital Corp.
0.63%, 09/10/24	10	9,347
0.70%, 01/15/26	47	41,683
1.05%, 06/17/26	47	41,544
1.25%, 01/10/25	75	69,938
1.30%, 10/13/26	10	8,790
1.45%, 01/15/31	17	13,369
1.50%, 03/06/28	12	10,264
1.75%, 03/09/27	75	66,910
2.00%, 06/17/31	12	9,687
2.05%, 01/09/25	70	66,313
2.25%, 09/14/26	75	68,614
2.45%, 01/09/30	61	52,503
2.65%, 06/10/26	37	34,433
2.80%, 09/08/27	85	78,130
2.80%, 07/18/29	50	44,325
3.05%, 01/06/28	18	16,896
3.40%, 06/06/25	54	52,106
3.40%, 09/11/25	53	50,908
3.45%, 03/13/25	111	107,529
3.45%, 03/07/29	22	20,385
4.15%, 09/15/27	40	38,897
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/23)(b)(c)	16	16,038
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	26	22,757

Security	Par (000)	Value

Machinery (continued)
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	$55	$43,471
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	166	154,929
2.29%, 04/05/27 (Call 02/05/27)	70	62,901
2.57%, 02/15/30 (Call 11/15/29)	115	96,915
3.11%, 02/15/40 (Call 08/15/39)	65	48,480
3.36%, 02/15/50 (Call 08/15/49)	25	17,733
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	25	15,435
3.50%, 03/01/29 (Call 12/01/28)	110	101,969
4.20%, 03/01/49 (Call 09/01/48)	55	48,394
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	30	25,250
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	20	20,312
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	35	32,121
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	50	43,400
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	50	43,820
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	25	23,117
4.95%, 09/15/28 (Call 06/15/28)	45	43,426
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	50	42,942
2.25%, 01/30/31 (Call 10/30/30)	50	40,363
3.25%, 11/01/26 (Call 08/01/26)	60	56,006
4.38%, 11/01/46 (Call 05/01/46)	22	18,284

		3,931,877

Manufacturing — 0.4%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	102	85,131
3.50%, 12/01/24 (Call 10/01/24)	55	53,021
3.75%, 12/01/27 (Call 09/01/27)	49	45,892
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	115	106,227
3.92%, 09/15/47 (Call 02/15/47)	10	8,167
4.00%, 11/02/32	20	18,332
4.15%, 11/02/42	50	42,601
4.70%, 08/23/52 (Call 02/23/52)	50	45,443
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/23)	25	23,902
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/24)(b)	30	29,300
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	25	20,402
5.00%, 09/15/26 (Call 07/15/26)	21	19,916
5.75%, 06/15/25 (Call 06/15/23)	20	19,791
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	160	148,242
3.90%, 09/01/42 (Call 03/01/42)	43	37,130
4.88%, 09/15/41 (Call 03/15/41)	47	46,111
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	5	4,650
3.25%, 06/14/29 (Call 03/14/29)	56	49,861
3.30%, 11/21/24 (Call 08/21/24)	45	43,498
4.00%, 06/14/49 (Call 12/14/48)	53	42,751
4.10%, 03/01/47 (Call 09/01/46)	45	37,373
4.20%, 11/21/34 (Call 05/21/34)	50	45,350
4.45%, 11/21/44 (Call 05/21/44)	32	28,096
6.25%, 05/15/38	40	42,075
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	40	36,716
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	250	215,027
2.15%, 03/11/31(b)	250	206,143

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.30%, 09/15/46(b)	$250	$192,245
6.13%, 08/17/26(b)	350	362,848
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	80	71,436
2.25%, 04/01/28 (Call 02/01/28)	135	116,816
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	21	20,318

		2,264,811

Media — 1.1%
Belo Corp.
7.25%, 09/15/27	20	19,233
7.75%, 06/01/27	10	9,704
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	35	27,344
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	200	154,506
1.95%, 01/15/31 (Call 10/15/30)	205	164,264
2.45%, 08/15/52 (Call 02/15/52)	105	62,305
2.65%, 02/01/30 (Call 11/01/29)	205	176,370
2.65%, 08/15/62 (Call 02/15/62)	100	57,358
2.80%, 01/15/51 (Call 07/15/50)	180	115,020
2.89%, 11/01/51 (Call 05/01/51)	340	220,000
2.94%, 11/01/56 (Call 05/01/56)	385	241,772
2.99%, 11/01/63 (Call 05/01/63)	260	158,969
3.15%, 03/01/26 (Call 12/01/25)	35	33,084
3.15%, 02/15/28 (Call 11/15/27)	30	27,561
3.20%, 07/15/36 (Call 01/15/36)	5	4,025
3.25%, 11/01/39 (Call 05/01/39)	70	54,494
3.30%, 02/01/27 (Call 11/01/26)	110	103,301
3.30%, 04/01/27 (Call 02/01/27)	25	23,429
3.40%, 04/01/30 (Call 01/01/30)	205	185,019
3.40%, 07/15/46 (Call 01/15/46)	45	33,093
3.45%, 02/01/50 (Call 08/01/49)	105	76,710
3.55%, 05/01/28 (Call 02/01/28)	25	23,309
3.75%, 04/01/40 (Call 10/01/39)	100	82,366
3.90%, 03/01/38 (Call 09/01/37)	100	85,781
3.95%, 10/15/25 (Call 08/15/25)	205	199,258
3.97%, 11/01/47 (Call 05/01/47)	140	112,868
4.00%, 03/01/48 (Call 09/01/47)	115	92,990
4.00%, 11/01/49 (Call 05/01/49)	110	88,674
4.05%, 11/01/52 (Call 05/01/52)	10	8,038
4.15%, 10/15/28 (Call 07/15/28)	300	286,821
4.20%, 08/15/34 (Call 02/15/34)	25	22,968
4.25%, 10/15/30 (Call 07/15/30)	175	166,299
4.25%, 01/15/33	205	191,591
4.40%, 08/15/35 (Call 02/25/35)	25	23,054
4.60%, 10/15/38 (Call 04/15/38)	10	9,220
4.70%, 10/15/48 (Call 04/15/48)	100	90,667
4.95%, 10/15/58 (Call 04/15/58)	50	46,360
5.25%, 11/07/25	250	251,080
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	40	38,120
3.63%, 05/15/30 (Call 02/15/30)	99	84,668
3.95%, 06/15/25 (Call 05/15/25)	25	23,969
3.95%, 03/20/28 (Call 12/20/27)	100	91,346
4.00%, 09/15/55 (Call 03/15/55)	71	45,737
4.13%, 05/15/29 (Call 02/15/29)	50	44,789
4.65%, 05/15/50 (Call 11/15/49)	77	56,261
4.88%, 04/01/43	59	46,543
4.90%, 03/11/26 (Call 12/11/25)	55	53,640
5.00%, 09/20/37 (Call 03/20/37)	57	48,630
5.20%, 09/20/47 (Call 03/20/47)	102	81,425

Security	Par (000)	Value

Media (continued)
5.30%, 05/15/49 (Call 11/15/48)	$48	$38,454
6.35%, 06/01/40	44	41,791
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	100	95,452
5.48%, 01/25/39 (Call 07/25/38)	25	22,932
5.58%, 01/25/49 (Call 07/25/48)	100	91,103
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)	25	20,793
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	73	54,202
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	45	32,989
5.88%, 07/15/26 (Call 07/15/23)(b)	40	36,267
7.00%, 05/15/27 (Call 05/15/23)(b)(c)	40	36,204
Grupo Televisa SAB, 6.13%, 01/31/46 (Call 06/30/45)	200	200,266
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(b)	25	21,093
5.25%, 08/15/27 (Call 08/15/23)(b)	40	34,899
6.38%, 05/01/26 (Call 05/01/23)	45	42,391
8.38%, 05/01/27 (Call 05/01/23)	70	61,538
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	50	43,683
5.63%, 07/15/27 (Call 07/15/23)(b)	100	92,871
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	30	23,902
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	30	21,212
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(b)	15	12,056
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	55	48,654
3.88%, 09/01/31 (Call 09/01/26)(b)	85	66,106
4.00%, 07/15/28 (Call 07/15/24)(b)	115	98,420
4.13%, 07/01/30 (Call 07/01/25)(b)	85	69,396
5.00%, 08/01/27 (Call 08/01/23)(b)	85	78,005
5.50%, 07/01/29 (Call 07/01/24)(b)	70	63,100
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	20	21,377
Sky Ltd., 3.75%, 09/16/24(b)	10	9,745
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	55	48,935
4.75%, 03/15/26 (Call 03/15/23)(b)	31	29,452
5.00%, 09/15/29 (Call 09/15/24)	60	53,346
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	21	19,792
5.50%, 08/15/35	25	24,324
5.65%, 11/23/43 (Call 05/23/43)	39	36,525
5.85%, 04/15/40	22	21,410
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	100	84,414
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)	29	24,438
5.13%, 04/15/27 (Call 04/15/23)(b)	35	32,830
5.38%, 06/15/24 (Call 03/15/24)(b)	35	34,639
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	85	70,304
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	30	24,139
6.00%, 01/15/27 (Call 01/15/24)(b)	25	23,282
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	60	50,851

		6,401,615

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/23)(b)	25	23,273
6.38%, 06/15/30 (Call 07/15/25)(b)	25	23,954
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	23	22,413

38	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
4.50%, 12/15/28 (Call 09/15/28)	$30	$28,404
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	42	36,542

		134,586

Mining — 0.3%
Anglo American Capital PLC, 2.88%, 03/17/31 (Call 12/17/30)(d)	200	163,776
Antofagasta PLC, 5.63%, 05/13/32 (Call 02/13/32)(d)	200	194,184
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)(c)	15	14,033
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	20	15,142
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	15	14,365
6.75%, 12/01/27 (Call 12/01/23)(b)	35	33,229
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)	30	24,861
5.63%, 06/15/28 (Call 06/15/23)(b)	20	18,622
5.88%, 02/15/26 (Call 03/31/23)(b)	20	19,530
First Quantum Minerals Ltd., 6.88%, 03/01/26 (Call 03/10/23)(d)	200	190,828
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	85	71,861
4.50%, 09/15/27 (Call 06/15/27)(b)	40	36,872
5.13%, 05/15/24 (Call 02/15/24)(b)	40	39,444
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	40	37,834
6.13%, 04/15/32 (Call 01/15/32)(b)	45	42,479
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	30	23,754
4.63%, 03/01/28 (Call 03/01/23)(b)	25	21,499
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	105	100,100
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	25	21,610
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	85	72,887
4.20%, 05/13/50 (Call 11/13/49)(b)	15	11,444
5.75%, 11/15/41(b)	27	25,632
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	50	40,297
2.60%, 07/15/32 (Call 04/15/32)	85	67,753
2.80%, 10/01/29 (Call 07/01/29)	50	42,545
4.88%, 03/15/42 (Call 09/15/41)	90	82,147
5.45%, 06/09/44 (Call 12/09/43)	42	40,323
5.88%, 04/01/35	42	42,525
6.25%, 10/01/39	23	24,010
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(b)	30	29,287
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/24)(b)	25	22,617
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	35	26,808

		1,612,298

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	69	61,387
3.25%, 02/15/29 (Call 08/15/23)	50	42,366
3.28%, 12/01/28 (Call 10/01/28)	60	51,762
3.57%, 12/01/31 (Call 09/01/31)	10	8,278
4.13%, 05/01/25 (Call 05/01/23)	25	23,970
4.25%, 04/01/28 (Call 10/01/23)	80	72,922
5.50%, 12/01/24 (Call 06/01/24)	80	79,352
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(b)	25	20,886
7.25%, 03/15/29 (Call 03/15/24)(b)	20	15,737

Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Corp.
3.80%, 05/15/24	$15	$14,416
4.80%, 03/01/35	20	13,022
6.75%, 12/15/39	15	11,316
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	40	37,397
5.50%, 08/15/28 (Call 07/15/28)(b)	45	37,772

		490,583

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	27	22,940

Oil & Gas — 0.1%
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(d)	200	152,270
3.30%, 07/12/51 (Call 01/12/51)(d)	200	146,420

		298,690

Packaging & Containers — 0.3%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	10	8,431
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	75	59,989
3.13%, 09/15/31 (Call 06/15/31)	40	32,046
4.88%, 03/15/26 (Call 12/15/25)	40	38,787
5.25%, 07/01/25	55	54,184
6.88%, 03/15/28 (Call 11/15/24)	40	40,444
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	110	98,117
4.50%, 02/15/26 (Call 03/31/23)(b)	20	19,173
5.63%, 07/15/27 (Call 07/15/23)(b)	30	28,875
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	50	47,942
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/24)(b)	10	9,292
5.38%, 01/15/28 (Call 01/15/24)(b)	27	24,479
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	20	17,586
5.38%, 02/01/25(b)	16	15,597
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	115	100,631
3.50%, 03/15/28(b)	25	21,861
3.50%, 03/01/29 (Call 09/01/28)(b)	25	21,597
3.75%, 02/01/30 (Call 08/01/29)(b)	30	25,600
4.13%, 08/15/24 (Call 05/15/24)	10	9,768
4.75%, 07/15/27 (Call 04/15/27)(b)	15	14,085
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	25	22,296
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(b)	35	34,138
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	120	103,702
4.00%, 12/01/27 (Call 09/01/27)(b)	25	22,508
5.00%, 04/15/29 (Call 04/15/25)(b)	25	23,001
5.13%, 12/01/24 (Call 09/01/24)(b)	20	19,650
5.50%, 09/15/25 (Call 06/15/25)(b)(c)	25	24,668
6.13%, 02/01/28 (Call 02/01/24)(b)	35	34,466
6.88%, 07/15/33(b)	25	25,539
Sonoco Products Co.
1.80%, 02/01/25 (Call 03/31/23)	170	159,026
3.13%, 05/01/30 (Call 02/01/30)	70	60,245
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	25	21,772
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(b)	50	47,267
8.50%, 08/15/27 (Call 08/15/23)(b)(c)	45	42,791

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	$20	$19,235
3.00%, 06/15/33 (Call 03/15/33)	50	40,288
3.38%, 09/15/27 (Call 06/15/27)	10	9,242
3.75%, 03/15/25 (Call 01/15/25)	30	29,077
3.90%, 06/01/28 (Call 03/01/28)	20	18,575
4.00%, 03/15/28 (Call 12/15/27)	40	37,388
4.20%, 06/01/32 (Call 03/01/32)	20	18,088
4.65%, 03/15/26 (Call 01/15/26)	170	166,563
4.90%, 03/15/29 (Call 12/15/28)	35	33,569

		1,701,578

Pharmaceuticals — 0.4%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	35	30,634
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	15	12,594
5.13%, 03/01/30 (Call 03/01/25)(b)	35	30,184
6.13%, 08/01/28 (Call 08/01/23)(b)	25	23,065
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)	40	38,194
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	50	31,430
2.50%, 09/15/60 (Call 03/15/60)	5	3,031
2.75%, 06/01/25 (Call 03/01/25)	120	114,052
3.38%, 03/15/29 (Call 12/15/28)	76	70,561
3.95%, 05/15/47 (Call 11/15/46)	70	62,138
3.95%, 03/15/49 (Call 09/15/48)	35	30,983
4.15%, 03/15/59 (Call 09/15/58)	50	43,601
4.88%, 02/27/53 (Call 08/27/52)	100	99,721
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	165	157,946
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(b)	35	35,581
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	85	75,309
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	190	171,948
2.20%, 08/14/30 (Call 05/14/30)	155	131,009
2.75%, 08/14/50 (Call 02/14/50)	100	69,395
3.00%, 11/20/25 (Call 08/20/25)	25	23,799
4.00%, 11/20/45 (Call 05/20/45)	100	87,290
4.40%, 05/06/44	40	37,074
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	30	25,706
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	120	105,876
5.13%, 04/30/31 (Call 04/30/26)(b)	115	98,016
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)	15	14,359
4.50%, 03/31/29 (Call 03/31/24)(b)(c)	30	23,028
6.63%, 04/01/30 (Call 04/01/25)(b)	35	28,804
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	45	43,046
4.38%, 03/15/26 (Call 12/15/25)	40	37,560
4.40%, 06/15/30 (Call 03/15/30)	45	38,615
4.90%, 12/15/44 (Call 06/15/44)	10	7,008
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	25	23,074
3.00%, 05/15/50 (Call 11/15/49)	50	34,077
3.90%, 08/20/28 (Call 05/20/28)	30	28,408
3.95%, 09/12/47 (Call 03/12/47)	52	42,249
4.45%, 08/20/48 (Call 02/20/48)	50	43,369
4.50%, 11/13/25 (Call 08/13/25)	60	58,850

Security	Par (000)	Value

Pharmaceuticals (continued)
4.70%, 02/01/43 (Call 08/01/42)	$79	$71,128

		2,102,712

Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	35	32,413
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	40	35,028
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	35	32,162

		99,603

Real Estate — 0.4%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	20	16,255
4.88%, 03/01/26 (Call 12/01/25)	55	53,803
China Resources Land Ltd., 3.75%, (Call 12/09/24), (5 year CMT + 5.139%)(a)(d)(e)	200	191,208
Corp Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(d)	200	165,768
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/23)(b)	35	32,943
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30 (Call 02/27/30)(d)	200	173,444
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	40	33,335
4.38%, 02/01/31 (Call 02/01/26)(b)	40	32,574
5.38%, 08/01/28 (Call 08/01/23)(b)	40	36,240
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(d)	200	182,266
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	40	32,357
4.75%, 02/01/30 (Call 09/01/24)	30	23,075
5.00%, 03/01/31 (Call 03/01/26)	35	26,982
MAF Sukuk Ltd., 3.93%, 02/28/30(d)	200	188,334
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	55	37,685
5.75%, 01/15/29 (Call 01/15/24)(b)	50	35,984
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	200	168,042
Sun Hung Kai Properties Capital Market Ltd., 2.75%,
05/13/30 (Call 02/13/30)(d)	200	171,868
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(d)	200	186,392
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(d)	200	166,272
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(d)	200	185,990

		2,140,817

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	35	26,730
2.75%, 12/15/29 (Call 09/15/29)	15	12,681
2.95%, 03/15/34 (Call 12/15/33)	100	80,365
3.00%, 05/18/51 (Call 11/18/50)	82	52,709
3.38%, 08/15/31 (Call 05/15/31)	40	35,097
3.45%, 04/30/25 (Call 02/28/25)	150	143,767
3.55%, 03/15/52 (Call 09/15/51)	5	3,578
3.80%, 04/15/26 (Call 02/15/26)	90	86,179
3.95%, 01/15/27 (Call 10/15/26)	28	26,743
4.00%, 02/01/50 (Call 08/01/49)	35	27,094
4.30%, 01/15/26 (Call 10/15/25)	110	106,844
4.50%, 07/30/29 (Call 04/30/29)	50	47,616
4.70%, 07/01/30 (Call 04/01/30)	40	38,596
4.85%, 04/15/49 (Call 10/15/48)	15	13,077
4.90%, 12/15/30 (Call 09/15/30)	76	73,609
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	8,989

40	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.45%, 09/15/26 (Call 08/15/26)	$35	$30,443
1.50%, 01/31/28 (Call 11/30/27)	45	37,180
1.60%, 04/15/26 (Call 03/15/26)	30	26,706
1.88%, 10/15/30 (Call 07/15/30)	60	46,246
2.10%, 06/15/30 (Call 03/15/30)	54	42,690
2.30%, 09/15/31 (Call 06/15/31)	55	42,727
2.40%, 03/15/25 (Call 02/15/25)	90	84,470
2.70%, 04/15/31 (Call 01/15/31)	30	24,316
2.75%, 01/15/27 (Call 11/15/26)	44	39,706
2.90%, 01/15/30 (Call 10/15/29)	55	46,529
2.95%, 01/15/25 (Call 12/15/24)	40	38,108
2.95%, 01/15/51 (Call 07/15/50)	85	51,334
3.10%, 06/15/50 (Call 12/15/49)	20	12,444
3.13%, 01/15/27 (Call 10/15/26)	34	31,165
3.38%, 10/15/26 (Call 07/15/26)	84	78,065
3.55%, 07/15/27 (Call 04/15/27)	59	54,508
3.60%, 01/15/28 (Call 10/15/27)	54	49,377
3.70%, 10/15/49 (Call 04/15/49)	42	29,307
3.80%, 08/15/29 (Call 05/15/29)	86	77,544
3.95%, 03/15/29 (Call 12/15/28)	61	55,670
4.00%, 06/01/25 (Call 03/01/25)	39	37,735
4.40%, 02/15/26 (Call 11/15/25)	45	43,689
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	5	3,959
3.35%, 05/15/27 (Call 02/15/27)	50	46,527
3.90%, 10/15/46 (Call 04/15/46)	40	31,236
4.15%, 07/01/47 (Call 01/01/47)	25	20,422
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	50	36,481
2.55%, 04/01/32 (Call 01/01/32)	55	41,911
2.75%, 10/01/26 (Call 07/01/26)	115	103,774
2.90%, 03/15/30 (Call 12/15/29)	50	41,105
3.25%, 01/30/31 (Call 10/30/30)	100	83,428
3.40%, 06/21/29 (Call 03/21/29)	40	34,374
3.65%, 02/01/26 (Call 11/03/25)	186	176,289
4.50%, 12/01/28 (Call 09/01/28)	45	41,803
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	65	54,854
4.55%, 10/01/29 (Call 07/01/29)	25	20,625
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	80	67,323
2.50%, 08/16/31 (Call 05/16/31)	10	7,758
3.85%, 02/01/25 (Call 11/01/24)	40	38,419
3.90%, 03/15/27 (Call 12/15/26)	60	55,670
4.05%, 07/01/30 (Call 04/01/30)	50	44,258
4.13%, 06/15/26 (Call 03/15/26)	57	53,772
4.13%, 05/15/29 (Call 02/15/29)	25	22,524
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	40	34,252
5.75%, 05/15/26 (Call 05/15/23)(b)	55	50,649
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	16	13,737
3.15%, 07/01/29 (Call 04/01/29)	39	34,627
3.35%, 11/01/49 (Call 05/01/49)	25	17,967
4.10%, 10/15/28 (Call 07/15/28)	20	18,991
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	30	23,082
2.25%, 03/15/26 (Call 02/15/26)	88	78,644
2.75%, 04/15/31 (Call 01/15/31)	35	26,401

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 12/01/33 (Call 09/01/33)	$20	$14,096
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	127	86,340
3.25%, 01/15/51 (Call 07/15/50)	48	31,493
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	30	25,955
1.35%, 07/15/25 (Call 06/15/25)	65	59,034
2.10%, 04/01/31 (Call 01/01/31)	101	79,124
2.25%, 01/15/31 (Call 10/15/30)	67	53,610
2.50%, 07/15/31 (Call 04/15/31)	66	53,227
2.90%, 03/15/27 (Call 02/15/27)	5	4,544
3.10%, 11/15/29 (Call 08/15/29)	55	47,708
3.20%, 09/01/24 (Call 07/01/24)	50	48,311
3.30%, 07/01/30 (Call 04/01/30)	82	71,477
3.65%, 09/01/27 (Call 06/01/27)	84	78,110
3.70%, 06/15/26 (Call 03/15/26)	105	99,353
3.80%, 02/15/28 (Call 11/15/27)	50	46,495
4.00%, 03/01/27 (Call 12/01/26)	25	23,821
4.00%, 11/15/49 (Call 05/15/49)	23	17,471
4.15%, 07/01/50 (Call 01/01/50)	40	30,777
4.30%, 02/15/29 (Call 11/15/28)	47	44,181
4.45%, 02/15/26 (Call 11/15/25)	72	69,966
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	80	70,719
3.70%, 08/15/27 (Call 05/15/27)(c)	230	213,136
4.45%, 07/15/28 (Call 04/15/28)	65	61,311
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	35	31,267
1.25%, 07/15/25 (Call 06/15/25)	89	80,500
1.55%, 03/15/28 (Call 01/15/28)	55	45,770
1.80%, 07/15/27 (Call 05/15/27)	60	51,474
2.00%, 05/15/28 (Call 03/15/28)	65	54,928
2.15%, 07/15/30 (Call 04/15/30)	109	87,103
2.50%, 05/15/31 (Call 02/15/31)	20	16,001
2.90%, 11/18/26 (Call 09/18/26)	79	72,171
2.95%, 09/15/51 (Call 03/15/51)	50	31,149
3.00%, 07/15/50 (Call 01/15/50)	50	31,947
3.20%, 11/18/29 (Call 08/18/29)	55	47,956
3.40%, 02/15/52 (Call 08/15/51)	15	10,236
3.90%, 04/15/32 (Call 01/15/32)	5	4,421
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	100	78,821
2.50%, 02/15/30 (Call 11/15/29)	47	39,681
2.85%, 11/01/26 (Call 08/01/26)	30	27,613
3.00%, 07/01/29 (Call 04/01/29)	75	65,563
3.25%, 08/01/27 (Call 05/01/27)	122	113,034
3.38%, 06/01/25 (Call 03/01/25)	25	23,960
3.50%, 03/01/28 (Call 12/01/27)	100	92,299
4.50%, 06/01/45 (Call 12/01/44)	15	12,830
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	25	22,209
3.20%, 06/15/29 (Call 03/15/29)	50	43,193
3.25%, 07/15/27 (Call 04/15/27)	15	13,756
3.50%, 06/01/30 (Call 03/01/30)	50	43,501
4.50%, 12/01/44 (Call 06/01/44)	20	16,017
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(b)	45	40,427
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	55	47,703
3.75%, 09/15/30(b)	20	15,213

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.00%, 04/15/25 (Call 04/15/23)(b)(c)	$25	$24,117
Healthpeak Properties Interim Inc.
1.35%, 02/01/27 (Call 01/01/27)	25	21,772
2.88%, 01/15/31 (Call 10/15/30)	61	51,401
3.00%, 01/15/30 (Call 10/15/29)	50	43,074
3.25%, 07/15/26 (Call 05/15/26)	40	37,483
4.00%, 06/01/25 (Call 03/01/25)	25	24,257
6.75%, 02/01/41 (Call 08/01/40)	29	30,508
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)(c)	87	84,138
Series H, 3.38%, 12/15/29 (Call 09/16/29)	92	78,273
Series I, 3.50%, 09/15/30 (Call 06/15/30)	47	39,139
Series J, 2.90%, 12/15/31 (Call 09/15/31)	15	11,566
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	35	26,373
4.65%, 04/01/29 (Call 01/01/29)	30	25,422
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	55	45,409
4.88%, 09/15/27 (Call 09/15/23)(b)	57	52,680
4.88%, 09/15/29 (Call 09/15/24)(b)	55	48,094
5.00%, 07/15/28 (Call 07/15/23)(b)	30	27,184
5.25%, 03/15/28 (Call 12/27/23)(b)	45	41,419
5.25%, 07/15/30 (Call 07/15/25)(b)	75	65,408
5.63%, 07/15/32 (Call 07/15/26)(b)	40	34,578
Iron Mountain Information Management Services Inc., 5.00%,
07/15/32 (Call 07/15/27)(b)	40	33,020
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	20	19,931
4.75%, 10/01/24 (Call 07/01/24)	35	34,918
5.50%, 02/15/26 (Call 08/15/23)	10	10,182
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	40	28,263
2.65%, 11/15/33 (Call 08/15/33)	20	13,745
3.05%, 02/15/30 (Call 11/15/29)	10	7,958
4.25%, 08/15/29 (Call 05/15/29)	50	43,505
4.38%, 10/01/25 (Call 07/01/25)	35	33,637
4.75%, 12/15/28 (Call 09/15/28)	30	27,546
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	20	16,887
2.70%, 10/01/30 (Call 07/01/30)	75	61,958
2.80%, 10/01/26 (Call 07/01/26)	19	17,363
3.80%, 04/01/27 (Call 01/01/27)	25	23,439
4.13%, 12/01/46 (Call 06/01/46)	30	22,418
4.25%, 04/01/45 (Call 10/01/44)	30	23,100
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	75	51,409
4.63%, 08/01/29 (Call 08/01/24)(c)	50	37,389
5.00%, 10/15/27 (Call 09/07/23)	80	66,044
5.25%, 08/01/26 (Call 08/01/23)	25	22,276
National Retail Properties Inc., 3.50%, 04/15/51
(Call 01/15/50)	70	48,341
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	50	35,856
3.38%, 02/01/31 (Call 11/01/30)	100	79,012
4.75%, 01/15/28 (Call 10/15/27)	50	46,956
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	40	33,460
5.88%, 10/01/28 (Call 10/01/23)(b)	40	35,653
7.50%, 06/01/25 (Call 06/01/23)(b)	35	35,177

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	$20	$15,992
3.95%, 01/15/28 (Call 10/15/27)	10	9,227
4.30%, 03/15/27 (Call 12/15/26)	20	19,034
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	15	11,464
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	35	26,823
1.63%, 03/15/31 (Call 12/15/30)	80	62,516
1.75%, 07/01/30 (Call 04/01/30)	44	35,019
2.13%, 04/15/27 (Call 02/15/27)	51	45,924
2.13%, 10/15/50 (Call 04/15/50)	37	20,859
2.25%, 04/15/30 (Call 01/15/30)	104	86,886
2.88%, 11/15/29 (Call 08/15/29)	24	20,837
3.00%, 04/15/50 (Call 10/15/49)	27	18,385
3.05%, 03/01/50 (Call 09/01/49)	27	18,645
3.25%, 06/30/26 (Call 03/30/26)	95	89,951
3.25%, 10/01/26 (Call 07/01/26)	40	37,826
3.38%, 12/15/27 (Call 09/15/27)	10	9,340
3.88%, 09/15/28 (Call 06/15/28)	50	47,360
4.00%, 09/15/28 (Call 06/15/28)	26	24,868
4.38%, 09/15/48 (Call 03/15/48)	35	30,498
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	10	8,719
2.20%, 06/15/28 (Call 04/15/28)	45	38,871
3.00%, 01/15/27 (Call 10/15/26)	30	27,713
3.10%, 12/15/29 (Call 09/15/29)	95	83,511
3.25%, 01/15/31 (Call 10/15/30)	132	115,055
3.65%, 01/15/28 (Call 10/15/27)	40	37,467
3.88%, 04/15/25 (Call 02/15/25)	10	9,693
3.95%, 08/15/27 (Call 05/15/27)	30	28,571
4.13%, 10/15/26 (Call 07/15/26)	10	9,639
4.63%, 11/01/25 (Call 09/01/25)	20	19,651
4.65%, 03/15/47 (Call 09/15/46)	75	68,200
5.63%, 10/13/32 (Call 07/13/32)	50	50,977
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	85	79,894
3.70%, 06/15/30 (Call 03/15/30)	30	26,492
4.40%, 02/01/47 (Call 08/01/46)	25	20,028
4.65%, 03/15/49 (Call 09/15/48)	35	28,950
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)(c)	40	34,806
4.75%, 10/15/27 (Call 10/15/23)	40	36,782
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	85	70,022
3.88%, 02/15/27 (Call 02/15/24)	85	76,864
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	40	37,381
3.50%, 02/12/25 (Call 11/12/24)(b)	90	86,090
3.63%, 01/28/26 (Call 12/28/25)(b)	85	79,733
3.75%, 03/23/27 (Call 12/23/26)(b)	30	27,782
4.38%, 05/28/30 (Call 02/28/30)(b)	60	55,118
Scentre Group Trust 2, 5.13%, 09/24/80 (Call 06/24/30),
(5 year CMT + 4.685%)(a)(b)	25	21,883
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	10	8,546
2.45%, 09/13/29 (Call 06/13/29)	285	239,035
2.65%, 07/15/30 (Call 04/15/30)	50	42,013
3.25%, 11/30/26 (Call 08/30/26)	20	18,671
3.25%, 09/13/49 (Call 03/13/49)	5	3,445

42	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.30%, 01/15/26 (Call 10/15/25)	$415	$393,727
3.38%, 12/01/27 (Call 09/01/27)	35	32,360
3.80%, 07/15/50 (Call 01/15/50)	100	75,147
6.75%, 02/01/40 (Call 11/01/39)	70	77,968
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	25	21,888
3.75%, 12/31/24 (Call 09/30/24)(b)	20	18,824
4.38%, 01/15/27 (Call 07/15/26)(b)	30	26,078
4.75%, 03/15/25 (Call 09/15/24)	30	28,605
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(b)	40	24,919
7.88%, 02/15/25 (Call 02/15/24)(b)	125	127,461
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	35	27,750
6.50%, 02/15/29 (Call 02/15/24)(b)	60	39,527
10.50%, 02/15/28 (Call 09/15/25)(b)	130	130,038
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	25	21,274
3.25%, 10/15/26 (Call 07/15/26)	35	32,260
3.85%, 04/01/27 (Call 01/01/27)	42	39,732
4.00%, 03/01/28 (Call 12/01/27)	27	25,021
4.13%, 01/15/26 (Call 10/15/25)	60	57,731
4.38%, 02/01/45 (Call 08/01/44)	50	39,930
4.40%, 01/15/29 (Call 10/15/28)	32	29,781
4.75%, 11/15/30 (Call 08/15/30)	12	11,324
4.88%, 04/15/49 (Call 10/15/48)	32	27,307
5.70%, 09/30/43 (Call 03/30/43)	25	23,564
VICI Properties LP
4.38%, 05/15/25	30	28,908
4.75%, 02/15/28 (Call 01/15/28)	140	132,076
4.95%, 02/15/30 (Call 12/15/29)	10	9,367
5.13%, 05/15/32 (Call 02/15/32)	115	106,630
5.63%, 05/15/52 (Call 11/15/51)	30	26,680
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/24)(b)	55	51,938
3.75%, 02/15/27 (Call 02/15/24)(b)	120	108,902
4.13%, 08/15/30 (Call 02/15/25)(b)	40	34,766
4.25%, 12/01/26 (Call 12/01/23)(b)	110	102,127
4.50%, 01/15/28 (Call 10/15/27)(b)	10	9,216
4.63%, 12/01/29 (Call 12/01/24)(b)	120	108,034
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	80	69,332
3.50%, 06/15/29 (Call 03/15/29)(b)	50	40,821
4.13%, 09/20/28 (Call 06/20/28)(b)	40	34,830
4.63%, 09/20/48 (Call 03/20/48)(b)	45	30,984
WEA Finance LLC/Westfield UK & Europe Finance PLC,
4.75%, 09/17/44 (Call 03/17/44)(b)	10	7,167
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	50	40,916
2.75%, 01/15/31 (Call 10/15/30)	50	40,752
2.75%, 01/15/32 (Call 10/15/31)	25	19,958
2.80%, 06/01/31 (Call 03/01/31)	40	32,432
4.00%, 06/01/25 (Call 03/01/25)	180	173,992
4.13%, 03/15/29 (Call 09/15/28)	50	46,153
4.25%, 04/15/28 (Call 01/15/28)	30	28,322
4.95%, 09/01/48 (Call 03/01/48)	30	25,547
6.50%, 03/15/41 (Call 09/15/40)	60	61,820
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	90	67,670
2.40%, 02/01/31 (Call 11/01/30)	30	24,171

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.85%, 07/15/29 (Call 04/15/29)	$10	$9,080
4.00%, 02/01/25 (Call 12/01/24)	20	19,521
4.25%, 10/01/26 (Call 07/01/26)	65	62,659
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	30	25,548
6.38%, 08/15/25 (Call 08/15/23)(b)	25	24,268

		12,461,094

Retail — 1.2%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25
(Call 07/15/23)(b)(c)	20	20,194
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	87	73,727
3.50%, 03/15/32 (Call 12/15/31)	15	12,314
3.90%, 04/15/30 (Call 01/15/30)	67	59,211
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	30	27,000
4.63%, 11/15/29 (Call 11/15/24)(b)	37	32,128
4.75%, 03/01/30 (Call 03/01/25)	25	21,631
5.00%, 02/15/32 (Call 11/15/26)(b)	40	34,268
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	75	56,125
3.50%, 11/15/24 (Call 09/15/24)	72	69,367
3.80%, 11/15/27 (Call 08/15/27)	35	32,084
4.50%, 10/01/25 (Call 07/01/25)	15	14,581
4.75%, 06/01/30 (Call 03/01/30)	50	46,650
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	10	9,189
4.75%, 08/01/32 (Call 05/01/32)	100	95,425
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/25)(b)	20	17,125
4.50%, 11/15/26 (Call 11/15/23)(b)	15	14,086
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	104	81,749
4.45%, 10/01/28 (Call 07/01/28)	45	43,102
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	15	12,839
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	25	24,391
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(b)	31	31,417
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	30	26,830
3.88%, 04/15/27 (Call 01/15/27)	40	38,052
4.13%, 05/01/28 (Call 02/01/28)	35	33,303
4.13%, 04/03/50 (Call 10/03/49)	65	51,526
4.15%, 11/01/25 (Call 08/01/25)	25	24,339
4.63%, 11/01/27 (Call 10/01/27)	40	39,026
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	15	12,064
3.38%, 12/01/51 (Call 06/01/51)	30	20,026
4.00%, 05/15/25 (Call 03/15/25)	25	24,281
4.20%, 05/15/28 (Call 02/15/28)	70	66,636
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(d)	200	177,730
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	30	24,720
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	40	29,418
3.88%, 10/01/31 (Call 10/01/26)(b)	45	32,159
Genuine Parts Co.
1.75%, 02/01/25 (Call 03/31/23)	5	4,667
1.88%, 11/01/30 (Call 08/01/30)	25	19,317
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	42	36,044
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	20	17,211

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	$135	$111,933
1.38%, 03/15/31 (Call 12/15/30)	90	69,255
1.50%, 09/15/28 (Call 07/15/28)	50	42,206
1.88%, 09/15/31 (Call 06/15/31)	20	15,834
2.38%, 03/15/51 (Call 09/15/50)	145	86,932
2.70%, 04/15/30 (Call 01/15/30)	124	107,551
2.75%, 09/15/51 (Call 03/15/51)	45	29,305
2.88%, 04/15/27 (Call 03/15/27)	30	27,894
2.95%, 06/15/29 (Call 03/15/29)	210	187,524
3.13%, 12/15/49 (Call 06/15/49)	97	68,575
3.25%, 04/15/32 (Call 01/15/32)	5	4,382
3.30%, 04/15/40 (Call 10/15/39)	135	107,568
3.35%, 09/15/25 (Call 06/15/25)	95	91,305
3.35%, 04/15/50 (Call 10/15/49)	117	86,778
3.50%, 09/15/56 (Call 03/15/56)	45	33,744
3.63%, 04/15/52 (Call 10/15/51)	20	15,380
3.90%, 12/06/28 (Call 09/06/28)	125	119,679
3.90%, 06/15/47 (Call 12/15/46)	110	90,826
4.20%, 04/01/43 (Call 10/01/42)	10	8,752
4.40%, 03/15/45 (Call 09/15/44)	77	68,274
4.50%, 12/06/48 (Call 06/06/48)	100	89,923
4.88%, 02/15/44 (Call 08/15/43)	100	95,891
5.40%, 09/15/40 (Call 03/15/40)	69	69,940
5.88%, 12/16/36	194	207,388
5.95%, 04/01/41 (Call 10/01/40)	50	53,615
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(b)	40	38,165
Kohl’s Corp.
3.63%, 05/01/31 (Call 02/01/31)	26	18,580
5.55%, 07/17/45 (Call 01/17/45)	30	19,338
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	45	37,583
4.38%, 01/15/31 (Call 10/15/25)(b)	35	29,132
4.63%, 12/15/27 (Call 12/15/23)(b)	25	22,704
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	5	4,138
1.70%, 09/15/28 (Call 07/15/28)	125	104,322
1.70%, 10/15/30 (Call 07/15/30)	100	77,981
2.50%, 04/15/26 (Call 01/15/26)	30	27,750
2.63%, 04/01/31 (Call 01/01/31)	105	86,390
2.80%, 09/15/41 (Call 03/15/41)	10	6,769
3.00%, 10/15/50 (Call 04/15/50)	120	76,265
3.10%, 05/03/27 (Call 02/03/27)	140	130,039
3.13%, 09/15/24 (Call 06/15/24)	50	48,335
3.35%, 04/01/27 (Call 03/01/27)	25	23,392
3.38%, 09/15/25 (Call 06/15/25)	75	71,602
3.50%, 04/01/51 (Call 10/01/50)	80	56,218
3.65%, 04/05/29 (Call 01/05/29)	145	132,423
3.70%, 04/15/46 (Call 10/15/45)	50	36,953
3.75%, 04/01/32 (Call 01/01/32)	160	141,622
4.00%, 04/15/25 (Call 03/15/25)	215	209,236
4.05%, 05/03/47 (Call 11/03/46)	125	97,601
4.25%, 04/01/52 (Call 10/01/51)	65	51,160
4.38%, 09/15/45 (Call 03/15/45)	5	4,087
4.45%, 04/01/62 (Call 10/01/61)	100	78,079
4.50%, 04/15/30 (Call 01/15/30)	50	47,648
4.55%, 04/05/49 (Call 10/05/48)	5	4,129
4.65%, 04/15/42 (Call 10/15/41)	50	43,434
5.00%, 04/15/40 (Call 10/15/39)	30	27,472

Security	Par (000)	Value

Retail (continued)
5.13%, 04/15/50 (Call 10/15/49)	$60	$54,526
5.50%, 10/15/35	56	55,734
5.63%, 04/15/53 (Call 10/15/52)	30	28,804
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	15	9,234
4.50%, 12/15/34 (Call 06/15/34)	20	14,512
5.13%, 01/15/42 (Call 07/15/41)	15	10,193
5.88%, 04/01/29 (Call 04/01/24)(b)	25	22,727
5.88%, 03/15/30 (Call 03/15/25)(b)	30	26,440
6.13%, 03/15/32 (Call 03/15/27)(b)	25	21,537
6.38%, 03/15/37	10	8,035
6.70%, 07/15/34(b)	10	8,217
Nordstrom Inc.
2.30%, 04/08/24 (Call 03/16/23)	15	14,212
4.00%, 03/15/27 (Call 12/15/26)(c)	20	17,455
4.25%, 08/01/31 (Call 05/01/31)	25	18,300
4.38%, 04/01/30 (Call 01/01/30)	25	19,694
5.00%, 01/15/44 (Call 07/15/43)	55	35,719
6.95%, 03/15/28	20	19,817
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(b)	30	21,222
8.00%, 11/15/26 (Call 01/15/24)(b)	45	23,917
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	115	100,579
4.60%, 04/15/25 (Call 03/15/25)	30	29,535
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 12/01/23)	45	43,891
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	65	58,560
2.25%, 04/15/25 (Call 03/15/25)	125	118,107
2.35%, 02/15/30 (Call 11/15/29)	45	38,179
2.50%, 04/15/26	45	42,102
2.65%, 09/15/30 (Call 06/15/30)	100	85,570
2.95%, 01/15/52 (Call 07/15/51)	10	6,813
3.38%, 04/15/29 (Call 01/15/29)	50	46,126
3.63%, 04/15/46	65	51,555
3.90%, 11/15/47 (Call 05/15/47)	65	53,329
4.00%, 07/01/42	10	8,784
6.50%, 10/15/37	135	151,014
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	5	4,186
2.25%, 09/15/26 (Call 06/15/26)	105	95,894
4.50%, 04/15/50 (Call 10/15/49)	40	36,328
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	5	3,850
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	57	47,776
4.63%, 01/31/32 (Call 10/01/26)	55	48,592
4.75%, 01/15/30 (Call 10/15/29)(b)	45	41,121
5.35%, 11/01/43 (Call 05/01/43)	20	16,734
5.38%, 04/01/32 (Call 04/01/27)	55	51,014
6.88%, 11/15/37	20	20,888

		6,779,775

Savings & Loans — 0.1%
Nationwide Building Society
1.00%, 08/28/25(b)	88	78,729
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(a)(b)	20	17,801
4.00%, 09/14/26(b)	20	18,711

44	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Savings & Loans (continued)
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(a)(b)	$205	$189,137

		304,378

Semiconductors — 1.2%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(b)(c)	25	23,684
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	25	21,074
2.10%, 10/01/31 (Call 07/01/31)	60	48,464
2.80%, 10/01/41 (Call 04/01/41)	95	68,524
2.95%, 04/01/25 (Call 03/01/25)	22	21,052
2.95%, 10/01/51 (Call 04/01/51)	110	75,459
3.50%, 12/05/26 (Call 09/05/26)	70	66,415
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	50	40,705
2.75%, 06/01/50 (Call 12/01/49)	60	40,794
3.30%, 04/01/27 (Call 01/01/27)	72	68,057
3.90%, 10/01/25 (Call 07/01/25)	149	144,961
4.35%, 04/01/47 (Call 10/01/46)	52	46,601
5.10%, 10/01/35 (Call 04/01/35)	40	40,248
5.85%, 06/15/41	39	41,659
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	20	18,266
3.88%, 01/15/27 (Call 10/15/26)	40	37,747
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	200	158,420
2.60%, 02/15/33 (Call 11/15/32)(b)	65	49,097
3.14%, 11/15/35 (Call 08/15/35)(b)	200	147,560
3.15%, 11/15/25 (Call 10/15/25)	30	28,242
3.19%, 11/15/36 (Call 08/15/36)(b)	195	141,248
3.42%, 04/15/33 (Call 01/15/33)(b)	220	177,170
3.46%, 09/15/26 (Call 07/15/26)	25	23,358
3.47%, 04/15/34 (Call 01/15/34)(b)	200	158,414
3.50%, 02/15/41 (Call 08/15/40)(b)	100	71,597
4.00%, 04/15/29 (Call 02/15/29)(b)	10	9,055
4.15%, 11/15/30 (Call 08/15/30)	200	180,094
4.15%, 04/15/32 (Call 01/15/32)(b)	70	61,744
4.30%, 11/15/32 (Call 08/15/32)	205	181,761
4.93%, 05/15/37 (Call 02/15/37)(b)	100	86,949
5.00%, 04/15/30 (Call 01/15/30)	15	14,410
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	30	27,281
5.95%, 06/15/30 (Call 06/15/25)(b)	50	46,627
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)(c)	30	24,855
4.38%, 04/15/28 (Call 04/15/23)(b)	20	17,727
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	15	14,300
4.65%, 11/01/24 (Call 08/01/24)	10	9,903
4.65%, 07/15/32 (Call 04/15/32)	50	48,813
4.95%, 07/15/52 (Call 01/15/52)	100	94,375
5.25%, 07/15/62 (Call 01/15/62)	65	62,160
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	50	40,697
2.88%, 06/15/50 (Call 12/15/49)	50	33,327
3.13%, 06/15/60 (Call 12/15/59)	39	25,596
3.75%, 03/15/26 (Call 01/15/26)	128	123,325
3.80%, 03/15/25 (Call 12/15/24)	22	21,413
4.00%, 03/15/29 (Call 12/15/28)	83	78,776
4.88%, 03/15/49 (Call 09/15/48)	25	23,484

Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	$50	$44,531
2.45%, 04/15/28 (Call 02/15/28)	17	14,496
2.95%, 04/15/31 (Call 01/15/31)	60	48,226
4.88%, 06/22/28 (Call 03/22/28)	50	48,330
Microchip Technology Inc.
0.98%, 09/01/24	60	56,025
4.25%, 09/01/25 (Call 09/01/23)	30	29,055
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	35	26,538
3.37%, 11/01/41 (Call 05/01/41)	40	26,711
3.48%, 11/01/51 (Call 05/01/51)	40	24,928
4.19%, 02/15/27 (Call 12/15/26)	97	91,820
4.66%, 02/15/30 (Call 11/15/29)	60	55,114
4.98%, 02/06/26 (Call 12/06/25)	80	78,905
5.33%, 02/06/29 (Call 11/06/28)	66	64,449
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	55	44,435
2.85%, 04/01/30 (Call 01/01/30)	141	124,256
3.20%, 09/16/26 (Call 06/16/26)	91	86,379
3.50%, 04/01/40 (Call 10/01/39)	64	52,637
3.50%, 04/01/50 (Call 10/01/49)	25	19,376
3.70%, 04/01/60 (Call 10/01/59)	42	31,896
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)	40	39,603
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	132	104,215
2.65%, 02/15/32 (Call 11/15/31)	50	39,268
2.70%, 05/01/25 (Call 04/01/25)	72	67,622
3.13%, 02/15/42 (Call 08/15/41)	25	16,845
3.15%, 05/01/27 (Call 03/01/27)	87	79,396
3.25%, 05/11/41 (Call 11/11/40)	85	58,960
3.25%, 11/30/51 (Call 05/30/51)	50	31,591
3.40%, 05/01/30 (Call 02/01/30)	89	77,104
3.88%, 06/18/26 (Call 04/18/26)	20	18,988
4.30%, 06/18/29 (Call 03/18/29)	5	4,616
4.40%, 06/01/27 (Call 05/01/27)	10	9,576
5.00%, 01/15/33 (Call 10/15/32)	10	9,401
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b) .	40	35,150
Qorvo Inc.
1.75%, 12/15/24 (Call 03/13/23)(b)	10	9,271
3.38%, 04/01/31 (Call 04/01/26)(b)	50	40,062
4.38%, 10/15/29 (Call 10/15/24)	79	70,410
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	25	21,042
1.65%, 05/20/32 (Call 02/20/32)	205	156,677
2.15%, 05/20/30 (Call 02/20/30)	10	8,368
3.25%, 05/20/27 (Call 02/20/27)	215	202,111
3.25%, 05/20/50 (Call 11/20/49)	25	18,416
3.45%, 05/20/25 (Call 02/20/25)	25	24,142
4.30%, 05/20/47 (Call 11/20/46)	100	87,355
4.50%, 05/20/52 (Call 11/20/51)	75	66,636
4.65%, 05/20/35 (Call 11/20/34)	50	48,519
5.40%, 05/20/33 (Call 02/20/33)	50	51,536
6.00%, 05/20/53 (Call 11/20/52)	70	75,465
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(b)	15	13,811
2.17%, 11/25/26 (Call 10/25/26)(b)	35	30,283
SK Hynix Inc., 1.50%, 01/19/26(d)	200	175,114
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	42	34,004
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	30	24,909

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	$20	$17,596
1.38%, 03/12/25 (Call 02/12/25)	137	127,548
1.75%, 05/04/30 (Call 02/04/30)	50	40,890
1.90%, 09/15/31 (Call 06/15/31)	60	48,535
2.25%, 09/04/29 (Call 06/04/29)	100	85,731
2.70%, 09/15/51 (Call 03/15/51)(c)	50	34,702
2.90%, 11/03/27 (Call 08/03/27)	52	48,128
3.88%, 03/15/39 (Call 09/15/38)	50	44,175
4.15%, 05/15/48 (Call 11/15/47)	89	78,887
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	200	165,338
3.13%, 10/25/41 (Call 04/25/41)	200	155,810
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(d)	200	167,560
1.38%, 09/28/30 (Call 06/28/30)(d)	200	154,700
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	66	55,588

		6,929,249

Software — 1.2%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(b)	25	24,244
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	75	70,822
2.15%, 02/01/27 (Call 12/01/26)	105	95,441
2.30%, 02/01/30 (Call 11/01/29)	101	86,316
3.25%, 02/01/25 (Call 11/01/24)	122	118,133
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	65	51,999
2.85%, 01/15/30 (Call 10/15/29)	50	42,859
3.50%, 06/15/27 (Call 03/15/27)	27	25,336
4.38%, 06/15/25 (Call 03/15/25)	27	26,578
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(b)	55	48,104
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	50	40,450
2.90%, 12/01/29 (Call 09/01/29)	85	71,739
3.40%, 06/27/26 (Call 03/27/26)	40	37,513
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/23)(b)	40	36,800
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29
(Call 06/15/25)(b)	40	39,115
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	50	43,165
4.88%, 07/01/29 (Call 06/30/24)(b)(c)	50	43,181
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(b)	15	13,679
6.50%, 10/15/28 (Call 10/15/26)(b)	30	26,189
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	35	28,857
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	80	62,612
2.95%, 02/15/51 (Call 08/15/50)	50	31,850
4.80%, 03/01/26 (Call 12/01/25)	37	36,687
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(b)	50	45,398
5.25%, 05/15/26 (Call 02/15/26)(b)	30	29,235
Fidelity National Information Services Inc.
0.60%, 03/01/24	215	204,899
1.15%, 03/01/26 (Call 02/01/26)	95	83,314
1.65%, 03/01/28 (Call 01/01/28)	25	20,932
2.25%, 03/01/31 (Call 12/01/30)	65	51,105
3.10%, 03/01/41 (Call 09/01/40)	81	55,840
4.50%, 08/15/46 (Call 02/15/46)	50	39,600

Security	Par (000)	Value

Software (continued)
5.10%, 07/15/32 (Call 04/15/32)	$50	$47,817
5.63%, 07/15/52 (Call 01/15/52)	25	23,361
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	115	102,035
2.65%, 06/01/30 (Call 03/01/30)	64	53,588
3.20%, 07/01/26 (Call 05/01/26)	179	167,134
3.50%, 07/01/29 (Call 04/01/29)	135	120,556
3.85%, 06/01/25 (Call 03/01/25)	77	74,151
4.20%, 10/01/28 (Call 07/01/28)	35	32,881
4.40%, 07/01/49 (Call 01/01/49)	137	110,418
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	37	33,573
1.35%, 07/15/27 (Call 05/15/27)	27	23,359
1.65%, 07/15/30 (Call 04/15/30)	92	73,962
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	480	444,922
2.53%, 06/01/50 (Call 12/01/49)	405	270,431
2.68%, 06/01/60 (Call 12/01/59)	270	174,698
2.70%, 02/12/25 (Call 11/12/24)	60	57,752
2.92%, 03/17/52 (Call 09/17/51)	300	216,381
3.04%, 03/17/62 (Call 09/17/61)	155	108,543
3.13%, 11/03/25 (Call 08/03/25)	350	335,405
3.30%, 02/06/27 (Call 11/06/26)	315	300,894
3.45%, 08/08/36 (Call 02/08/36)	150	131,164
3.50%, 02/12/35 (Call 08/12/34)	156	141,040
3.50%, 11/15/42	35	29,624
3.70%, 08/08/46 (Call 02/08/46)	50	42,780
3.95%, 08/08/56 (Call 02/08/56)	50	43,093
4.10%, 02/06/37 (Call 08/06/36)	20	18,755
4.20%, 11/03/35 (Call 05/03/35)	35	33,514
4.50%, 10/01/40	5	4,888
4.50%, 02/06/57 (Call 08/06/56)	5	4,838
4.75%, 11/03/55 (Call 05/03/55)	0	246
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	30	24,949
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(b)	50	43,077
3.88%, 12/01/29 (Call 12/01/24)(b)	45	36,302
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	50	41,128
4.13%, 12/01/31 (Call 12/01/26)(b)	42	33,424
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(b)	27	25,665
4.00%, 02/15/28 (Call 02/15/24)(b)	35	31,789
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	30	18,243
5.38%, 12/01/28 (Call 12/01/23)(b)	30	11,949
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	85	76,540
1.40%, 09/15/27 (Call 07/15/27)	55	46,604
1.75%, 02/15/31 (Call 11/15/30)	86	66,271
2.00%, 06/30/30 (Call 03/30/30)	60	48,283
2.35%, 09/15/24 (Call 08/15/24)	97	92,588
2.95%, 09/15/29 (Call 06/15/29)	55	47,787
3.80%, 12/15/26 (Call 09/15/26)	79	75,165
3.85%, 12/15/25 (Call 09/15/25)	37	35,639
4.20%, 09/15/28 (Call 06/15/28)	15	14,318
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	50	42,378
1.95%, 07/15/31 (Call 04/15/31)	50	40,068
2.70%, 07/15/41 (Call 01/15/41)	37	26,148

46	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.90%, 07/15/51 (Call 01/15/51)	$100	$67,248
3.05%, 07/15/61 (Call 01/15/61)	100	64,125
3.70%, 04/11/28 (Call 01/11/28)	95	90,508
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	120	91,492
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	30	25,298
3.88%, 03/15/31 (Call 03/15/26)	25	20,488
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	40	34,518
2.20%, 08/15/31 (Call 05/15/31)	125	94,800
3.90%, 08/21/27 (Call 05/21/27)	102	95,324
4.50%, 05/15/25 (Call 04/15/25)	108	105,768
4.65%, 05/15/27 (Call 03/15/27)	77	74,348
4.70%, 05/15/30 (Call 02/15/30)	67	62,845
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	30	28,035
3.70%, 04/01/29 (Call 02/01/29)	5	4,567
3.80%, 04/01/32 (Call 01/01/32)	30	26,382
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%,
02/01/29 (Call 02/01/24)(b)(c)	35	29,192

		6,647,048

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 2.95%, 03/29/26(d)	200	153,334

Telecommunications — 1.8%
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	30	22,039
4.30%, 07/29/49 (Call 01/29/49)	67	55,077
4.46%, 04/01/48 (Call 10/01/47)	64	54,371
Series US-3, 0.75%, 03/17/24	125	118,917
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	40	29,421
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	50	33,619
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	200	194,264
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	30	25,553
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	100	92,501
2.95%, 02/28/26	87	82,410
3.50%, 06/15/25	37	35,866
5.50%, 01/15/40	100	105,204
5.90%, 02/15/39	139	152,191
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	70	57,067
6.00%, 03/01/26 (Call 03/01/23)(b)	85	81,895
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	40	31,509
8.25%, 03/01/27 (Call 03/01/23)(b)(c)	55	46,750
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/23)(b)(c)	40	30,596
6.00%, 06/15/25 (Call 06/15/23)(b)	69	66,252
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	25	16,677
6.50%, 10/01/28 (Call 10/01/23)(b)	40	28,830
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	62	46,619
4.38%, 11/15/57 (Call 05/15/57)	27	21,658
4.70%, 03/15/37	14	12,791
4.75%, 03/15/42	30	27,409
5.35%, 11/15/48 (Call 05/15/48)	31	29,683
5.45%, 11/15/79 (Call 05/15/79)	50	44,144
5.75%, 08/15/40	11	11,143
5.85%, 11/15/68 (Call 05/15/68)	25	23,682

Security	Par (000)	Value

Telecommunications (continued)
Embarq Corp., 8.00%, 06/01/36	$80	$34,771
Empresa Nacional de Telecomunicaciones SA, 4.75%,
08/01/26 (Call 05/03/26)(d)	200	192,982
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	200	173,358
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(b)	170	148,048
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	47	41,802
2.00%, 12/10/30 (Call 09/10/30)	22	16,959
3.75%, 08/15/29 (Call 05/15/29)	45	40,366
5.95%, 03/15/41	25	24,408
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	40	33,694
3.63%, 01/15/29 (Call 01/15/24)(b)	50	32,090
3.75%, 07/15/29 (Call 01/15/24)(b)	50	31,447
3.88%, 11/15/29 (Call 08/15/29)(b)	40	30,328
4.25%, 07/01/28 (Call 07/01/23)(b)	70	47,743
4.63%, 09/15/27 (Call 09/15/23)(b)	50	37,356
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/24)(b)	70	53,735
4.50%, 01/15/29 (Call 01/15/24)(b)	55	29,068
5.13%, 12/15/26 (Call 12/15/23)(b)	45	33,030
5.38%, 06/15/29 (Call 06/15/24)(b)	25	13,553
5.63%, 04/01/25 (Call 01/01/25)	15	13,537
Series G, 6.88%, 01/15/28(c)	20	12,589
Series P, 7.60%, 09/15/39	30	14,853
Series U, 7.65%, 03/15/42(c)	25	12,464
Maxar Technologies Inc.
7.54%, 12/31/27 (Call 06/25/24)(b)(c)	15	15,512
7.75%, 06/15/27 (Call 06/15/24)(b)	30	31,379
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(d)	200	197,874
Nokia OYJ
4.38%, 06/12/27	25	23,375
6.63%, 05/15/39	30	29,269
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	15	13,235
2.07%, 04/03/31 (Call 01/03/31)(b)	200	161,666
Ooredoo International Finance Ltd., 2.63%, 04/08/31(d)	200	172,132
Qwest Corp., 7.25%, 09/15/25	15	14,849
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	74	67,632
3.63%, 12/15/25 (Call 09/15/25)	142	134,882
3.80%, 03/15/32 (Call 12/15/31)(b)	185	161,616
4.30%, 02/15/48 (Call 08/15/47)	90	69,074
4.35%, 05/01/49 (Call 11/01/48)	66	51,448
4.50%, 03/15/42 (Call 09/15/41)(b)	45	36,913
4.50%, 03/15/43 (Call 09/15/42)	60	48,879
5.00%, 03/15/44 (Call 09/15/43)	60	52,056
5.45%, 10/01/43 (Call 04/01/43)	80	73,273
7.50%, 08/15/38	62	69,379
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	38	28,623
Telecom Italia Capital SA
6.00%, 09/30/34	60	50,192
6.38%, 11/15/33	55	47,928
7.20%, 07/18/36	60	52,832
7.72%, 06/04/38	50	45,498
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	90	87,372
Telefonica Emisiones SA
4.67%, 03/06/38	60	49,523
4.90%, 03/06/48	95	75,340

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.21%, 03/08/47	$215	$179,815
5.52%, 03/01/49 (Call 09/01/48)	10	8,675
7.05%, 06/20/36	125	131,712
Telefonica Europe BV, 8.25%, 09/15/30	76	86,167
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	42	38,561
3.40%, 05/13/32 (Call 02/13/32)	55	46,705
3.70%, 09/15/27 (Call 06/15/27)	75	70,742
4.30%, 06/15/49 (Call 12/15/48)	49	40,740
4.60%, 11/16/48 (Call 05/16/48)	60	52,708
U.S. Cellular Corp., 6.70%, 12/15/33	30	27,639
Verizon Communications Inc.
0.75%, 03/22/24	123	117,208
0.85%, 11/20/25 (Call 10/20/25)	71	63,478
1.45%, 03/20/26 (Call 02/20/26)	15	13,428
1.50%, 09/18/30 (Call 06/18/30)	62	48,003
1.68%, 10/30/30 (Call 07/30/30)	50	38,588
1.75%, 01/20/31 (Call 10/20/30)	123	94,887
2.10%, 03/22/28 (Call 01/22/28)	209	180,507
2.36%, 03/15/32 (Call 12/15/31)	256	201,132
2.55%, 03/21/31 (Call 12/21/30)	232	189,528
2.63%, 08/15/26	150	137,725
2.65%, 11/20/40 (Call 05/20/40)	218	147,377
2.85%, 09/03/41 (Call 03/03/41)	50	34,619
2.88%, 11/20/50 (Call 05/20/50)	168	105,882
2.99%, 10/30/56 (Call 04/30/56)	245	149,746
3.00%, 03/22/27 (Call 01/22/27)	197	181,697
3.00%, 11/20/60 (Call 05/20/60)	107	64,379
3.15%, 03/22/30 (Call 12/22/29)	39	34,132
3.38%, 02/15/25	40	38,634
3.40%, 03/22/41 (Call 09/22/40)	162	122,176
3.50%, 11/01/24 (Call 08/01/24)	80	77,942
3.55%, 03/22/51 (Call 09/22/50)	159	114,800
3.70%, 03/22/61 (Call 09/22/60)	190	133,648
3.85%, 11/01/42 (Call 05/01/42)	67	53,294
3.88%, 02/08/29 (Call 11/08/28)	94	87,495
3.88%, 03/01/52 (Call 09/01/51)	75	57,297
4.00%, 03/22/50 (Call 09/22/49)	69	54,225
4.02%, 12/03/29 (Call 09/03/29)	238	219,793
4.13%, 03/16/27	254	244,409
4.13%, 08/15/46	85	69,253
4.27%, 01/15/36	105	92,554
4.33%, 09/21/28	221	211,590
4.40%, 11/01/34 (Call 05/01/34)	117	106,416
4.50%, 08/10/33	146	135,506
4.52%, 09/15/48	80	68,302
4.67%, 03/15/55	10	8,640
4.75%, 11/01/41	47	42,882
4.81%, 03/15/39	79	72,385
4.86%, 08/21/46	149	134,332
5.01%, 04/15/49	50	45,825
5.25%, 03/16/37	50	48,776
5.50%, 03/16/47	27	26,240
5.85%, 09/15/35	22	22,240
6.40%, 09/15/33	7	7,487
6.55%, 09/15/43	42	45,633
7.75%, 12/01/30	15	17,207
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26),
(5 year CMT + 2.447%)(a)	30	25,949

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 05/30/25	$142	$138,234
4.13%, 06/04/81 (Call 04/04/31),
(5 year CMT + 2.767%)(a)	55	43,649
4.25%, 09/17/50	99	77,676
4.38%, 02/19/43	29	23,720
4.88%, 06/19/49	136	117,786
5.13%, 06/19/59	48	42,257
5.13%, 06/04/81 (Call 12/04/50),
(5 year CMT + 3.073%)(a)	55	41,123
5.63%, 02/10/53 (Call 08/10/52)	70	67,275
6.15%, 02/27/37	40	41,380
6.25%, 11/30/32	47	49,755
7.00%, 04/04/79 (Call 01/04/29),
(5 year USD Swap + 4.873%)(a)	115	113,949
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/28 (Call 08/15/23)(b)	80	65,339

		10,200,923

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	15	13,752
3.55%, 11/19/26 (Call 09/19/26)	55	51,121
3.90%, 11/19/29 (Call 08/19/29)	95	83,760
5.10%, 05/15/44 (Call 11/15/43)(c)	28	23,604
6.35%, 03/15/40	21	20,543

		192,780

Transportation — 0.1%
AP Moller—Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	27	25,936
4.50%, 06/20/29 (Call 03/20/29)(b)	50	47,685
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	50	47,604
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	50	48,056
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	45	42,941
2.85%, 03/01/27 (Call 02/01/27)	40	36,317
2.90%, 12/01/26 (Call 10/01/26)	50	45,479
3.35%, 09/01/25 (Call 08/01/25)	50	47,369
4.63%, 06/01/25 (Call 05/01/25)	57	55,683
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	200	167,368

		564,438

Trucking & Leasing — 0.0%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3 mo. LIBOR US + 4.300%)(a)(b)	30	28,967
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	50	37,657
3.10%, 06/01/51 (Call 12/01/50)	45	28,413
3.25%, 03/30/25 (Call 12/30/24)	15	14,256
3.25%, 09/15/26 (Call 06/15/26)	35	32,422
3.50%, 03/15/28 (Call 12/15/27)	20	18,142
3.85%, 03/30/27 (Call 12/30/26)	5	4,690
4.00%, 06/30/30 (Call 03/30/30)	50	44,974
4.55%, 11/07/28 (Call 08/07/28)	20	18,995
4.70%, 04/01/29 (Call 01/01/29)	25	23,957
5.20%, 03/15/44 (Call 09/15/43)	25	22,464

		274,937

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	55	47,557

48	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
2.95%, 09/01/27 (Call 06/01/27)	$5	$4,585
3.40%, 03/01/25 (Call 12/01/24)	35	33,718
3.45%, 06/01/29 (Call 03/01/29)	52	47,238
3.45%, 05/01/50 (Call 11/01/49)	34	25,022
3.75%, 09/01/28 (Call 06/01/28)	45	42,025
3.75%, 09/01/47 (Call 03/01/47)	61	47,562
4.00%, 12/01/46 (Call 06/01/46)	20	15,873
4.15%, 06/01/49 (Call 12/01/48)	32	26,238
4.20%, 09/01/48 (Call 03/01/48)	60	50,129
4.30%, 12/01/42 (Call 06/01/42)	52	45,315
4.30%, 09/01/45 (Call 03/01/45)	15	12,785
4.45%, 06/01/32 (Call 03/01/32)	45	42,820
6.59%, 10/15/37	60	65,500

		506,367

Total Corporate Bonds & Notes — 31.6%
(Cost: $206,949,745)		180,292,981

Foreign Government Obligations

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(h)	345	95,347
1.00%, 07/09/29	60	16,729
1.50%, 07/09/35(h)	470	129,228
3.50%, 07/09/41(h)	50	13,839
3.88%, 01/09/38(h)	190	59,168
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 03/31/23)(h)	420	136,080
1.00%, 07/09/29 (Call 03/31/23)	60	18,629
1.50%, 07/09/35 (Call 03/31/23)(h)	515	146,543
1.50%, 07/09/46 (Call 03/31/23)(h)	55	15,989
3.50%, 07/09/41 (Call 03/31/23)(h)	275	86,449
3.88%, 01/09/38 (Call 03/31/23)(h)	285	99,830

		817,831

Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30
(Call 05/20/30)(d)	105	87,363

Brazil — 0.2%
Brazilian Government International Bond
5.63%, 01/07/41	300	258,678
7.13%, 01/20/37	150	158,694
8.25%, 01/20/34	110	124,365
8.75%, 02/04/25	100	106,376
10.13%, 05/15/27(c)	200	233,222

		881,335

Canada — 0.6%
Canada Government International Bond
0.75%, 05/19/26	130	115,784
1.63%, 01/22/25	465	438,495
2.88%, 04/28/25	325	312,390
CDP Financial Inc.
0.88%, 06/10/25(b)	40	36,452
1.00%, 05/26/26(b)	50	44,325
Ontario Teachers’ Finance Trust, 2.00%, 04/16/31(b)	250	205,672
Province of Alberta Canada
1.00%, 05/20/25	140	128,685
1.30%, 07/22/30	100	80,133
1.88%, 11/13/24	42	39,779

Security	Par (000)	Value

Canada (continued)
2.05%, 08/17/26(b)	$100	$91,562
3.30%, 03/15/28	125	118,274
Province of British Columbia Canada
0.90%, 07/20/26(c)	155	137,189
1.30%, 01/29/31(c)	70	55,803
2.25%, 06/02/26	30	27,830
7.25%, 09/01/36	20	25,433
Series 10, 1.75%, 09/27/24	20	18,983
Province of Manitoba Canada, 2.13%, 06/22/26	195	179,646
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,100
Province of Ontario Canada
0.63%, 01/21/26	106	94,393
1.05%, 04/14/26	10	8,947
1.05%, 05/21/27	165	142,852
1.13%, 10/07/30	85	67,020
1.60%, 02/25/31	70	56,827
1.80%, 10/14/31	100	81,924
2.00%, 10/02/29	20	17,256
2.30%, 06/15/26	60	55,635
2.50%, 04/27/26	195	182,247
Province of Quebec Canada
0.60%, 07/23/25	125	113,273
2.50%, 04/20/26	170	159,331
2.75%, 04/12/27	53	49,365
Series PD, 7.50%, 09/15/29	110	128,091
Series QO, 2.88%, 10/16/24	185	178,516
Series QX, 1.50%, 02/11/25	192	179,727

		3,590,939

Chile — 0.1%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	145,716
3.24%, 02/06/28 (Call 11/06/27)	200	185,272
3.50%, 01/25/50 (Call 07/25/49)	200	144,618
3.63%, 10/30/42	200	153,276
3.86%, 06/21/47	200	158,016

		786,898

Colombia — 0.1%
Colombia Government International Bond
4.13%, 02/22/42 (Call 08/22/41)	200	123,034
4.50%, 03/15/29 (Call 12/15/28)	200	171,866
6.13%, 01/18/41	200	156,942
7.38%, 09/18/37	200	185,726

		637,568

Costa Rica — 0.0%
Costa Rica Government International Bond, 6.13%,
02/19/31(d)	200	194,292

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	95	100,140

France — 0.2%
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	300	268,476
1.38%, 01/20/31(b)	300	240,927
2.13%, 01/26/32(b)(c)	200	168,648
3.00%, 05/17/25(b)	300	287,826

		965,877

Germany — 0.0%
State of North Rhine-Westphalia Germany, 1.00%,
04/21/26(d)	100	89,212

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	$200	$179,674
2.63%, 02/04/51 (Call 08/04/50)(b)	200	136,808
Hong Kong Government International Bond, 1.38%,
02/02/31(b)	200	161,874

		478,356

Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(d)	200	153,736
6.25%, 09/22/32	200	203,576
7.63%, 03/29/41	100	112,440

		469,752

Indonesia — 0.4%
Indonesia Government International Bond
2.85%, 02/14/30	200	176,960
3.05%, 03/12/51	200	144,678
3.20%, 09/23/61 (Call 03/23/61)	200	135,238
4.35%, 01/11/48	200	175,760
4.55%, 01/11/28 (Call 12/11/27)	200	196,460
4.65%, 09/20/32 (Call 06/20/32)	200	194,634
4.85%, 01/11/33 (Call 10/11/32)	200	196,338
5.25%, 01/17/42(d)	200	197,558
6.75%, 01/15/44(d)	200	227,904
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(d)	200	169,676
4.15%, 03/29/27(c)(d)	200	194,740
4.40%, 06/06/27(d)	200	196,300

		2,206,246

Israel — 0.1%
State of Israel
3.38%, 01/15/50	400	296,188
3.80%, 05/13/60(d)	200	151,004

		447,192

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	200	189,146
2.88%, 10/17/29	200	168,934
5.38%, 06/15/33	170	166,607

		524,687

Japan — 0.2%
Development Bank of Japan Inc.
1.75%, 02/18/25(b)	200	187,248
1.88%, 10/02/24(d)	200	189,536
Japan Bank for International Cooperation
0.63%, 07/15/25	200	180,436
1.25%, 01/21/31	105	81,865
1.63%, 01/20/27	200	177,506
2.13%, 02/16/29	100	86,363
2.25%, 11/04/26	15	13,666
2.50%, 05/28/25	30	28,343
2.75%, 11/16/27	15	13,771
2.88%, 04/14/25	200	190,894
2.88%, 06/01/27	55	50,895
3.25%, 07/20/28	15	13,941
Japan International Cooperation Agency
1.00%, 07/22/30(c)	20	15,461
2.13%, 10/20/26	46	41,695

		1,271,620

Security	Par (000)	Value

Kazakhstan — 0.1%
Kazakhstan Government International Bond
4.88%, 10/14/44(d)	$200	$180,828
5.13%, 07/21/25(d)	200	206,776

		387,604

Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(d)	200	185,456

Netherlands — 0.0%
Nederlandse Waterschapsbank NV, 1.00%, 05/28/30(b)	45	35,799

Norway — 0.1%
Kommunalbanken AS
0.88%, 03/12/25(b)	215	198,209
1.13%, 06/14/30(b)	200	159,870

		358,079

Panama — 0.2%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	200	172,210
3.75%, 04/17/26	100	94,318
4.50%, 05/15/47 (Call 11/15/46)	400	308,512
4.50%, 04/16/50 (Call 10/16/49)	200	150,452
8.88%, 09/30/27	35	40,299
9.38%, 04/01/29	100	119,906

		885,697

Paraguay — 0.0%
Paraguay Government International Bond, 3.85%, 06/28/33
(Call 03/28/33)(d)	200	168,858

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	72,752
2.39%, 01/23/26 (Call 12/23/25)	100	93,093
2.78%, 01/23/31 (Call 10/23/30)	125	103,187
2.78%, 12/01/60 (Call 06/01/60)	50	29,001
3.00%, 01/15/34 (Call 10/15/33)	100	78,832
3.30%, 03/11/41 (Call 09/11/40)	60	43,849
3.55%, 03/10/51 (Call 09/10/50)	75	53,549
3.60%, 01/15/72 (Call 07/15/71)	25	16,254
5.63%, 11/18/50	25	24,602
6.55%, 03/14/37	50	53,345
8.75%, 11/21/33	100	123,903

		692,367

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	90	85,521
5.50%, 11/16/27 (Call 08/16/27)	50	51,150
5.75%, 11/16/32 (Call 08/16/32)	50	52,423

		189,094

Qatar — 0.2%
Qatar Government International Bond
3.40%, 04/16/25(d)	200	193,508
3.75%, 04/16/30(d)	200	190,398
4.00%, 03/14/29(d)	200	193,914
4.40%, 04/16/50(d)	200	180,110
4.50%, 04/23/28(d)	200	198,714
4.82%, 03/14/49(d)	200	190,972
5.10%, 04/23/48(d)	200	198,288

		1,345,904

50	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Romania — 0.1%
Romanian Government International Bond
3.00%, 02/27/27(d)	$50	$44,577
3.00%, 02/14/31(d)	100	80,981
3.63%, 03/27/32(d)	50	41,246
4.00%, 02/14/51(d)	110	77,025
5.13%, 06/15/48(d)	50	41,630
5.25%, 11/25/27(d)	50	48,302
6.00%, 05/25/34(d)	50	48,709
6.13%, 01/22/44(d)	50	47,132

		429,602

South Africa — 0.1%
Republic of South Africa Government International Bond
4.88%, 04/14/26	200	191,848
5.65%, 09/27/47	200	146,400
6.25%, 03/08/41	125	105,749

		443,997

South Korea — 0.1%
Korea Development Bank (The), 1.25%, 06/03/25(d)	200	183,120
Korea International Bond, 1.75%, 10/15/31	200	164,200
Korea National Oil Corp., 2.50%, 10/24/26(d)	200	180,926

		528,246

Supranational — 2.2%
African Development Bank
0.88%, 03/23/26	200	178,778
0.88%, 07/22/26	210	185,619
Asian Development Bank
0.38%, 09/03/25	190	170,863
0.50%, 02/04/26	275	244,469
0.63%, 10/08/24	140	130,556
0.63%, 04/29/25	316	289,086
0.75%, 10/08/30(c)	160	124,574
1.00%, 04/14/26	234	210,031
1.25%, 06/09/28	25	21,432
1.50%, 10/18/24	291	274,963
1.50%, 01/20/27	25	22,396
1.50%, 03/04/31(c)	20	16,410
1.75%, 08/14/26	10	9,138
1.75%, 09/19/29	185	159,072
1.88%, 01/24/30	45	38,766
2.00%, 01/22/25(c)	115	108,998
2.00%, 04/24/26	104	96,247
2.13%, 03/19/25	74	70,085
2.38%, 08/10/27	115	105,932
2.50%, 11/02/27	40	36,902
2.63%, 01/12/27	15	14,037
2.75%, 01/19/28	25	23,320
2.88%, 05/06/25	5	4,800
3.13%, 09/26/28	10	9,423
5.82%, 06/16/28	105	111,653
6.22%, 08/15/27	130	136,803
6.38%, 10/01/28	35	38,232
Council of Europe Development Bank
0.88%, 09/22/26	195	171,469
1.38%, 02/27/25	105	98,053
European Bank for Reconstruction & Development
0.50%, 05/19/25	179	162,904
0.50%, 11/25/25	60	53,695
1.50%, 02/13/25	195	182,830
1.63%, 09/27/24	125	118,609

Security	Par (000)	Value

Supranational (continued)
European Investment Bank
0.00%, 11/06/26(f)	$10	$8,464
0.38%, 12/15/25	150	133,690
0.38%, 03/26/26	245	216,105
0.63%, 07/25/25	105	95,492
0.63%, 10/21/27	30	25,444
0.75%, 10/26/26	250	219,185
0.75%, 09/23/30	50	39,264
0.88%, 05/17/30	74	59,246
1.25%, 02/14/31	60	48,717
1.38%, 03/15/27	70	62,342
1.63%, 03/14/25	262	245,887
1.63%, 10/09/29	40	34,267
1.63%, 05/13/31	5	4,167
1.88%, 02/10/25	566	534,859
2.13%, 04/13/26	125	116,334
2.38%, 05/24/27	230	212,522
2.50%, 10/15/24(c)	174	167,336
4.88%, 02/15/36	100	106,413
European Stability Mechanism, 0.38%, 09/10/25(b)	215	193,089
Inter-American Development Bank
0.50%, 09/23/24	95	88,507
0.63%, 07/15/25	80	72,774
0.63%, 09/16/27	70	59,372
0.88%, 04/03/25	110	101,440
0.88%, 04/20/26	300	267,993
1.13%, 01/13/31	110	87,694
1.75%, 03/14/25	100	94,012
2.00%, 06/02/26	50	46,052
2.00%, 07/23/26	175	160,940
2.13%, 01/15/25	196	186,367
2.25%, 06/18/29	106	94,107
2.38%, 07/07/27	10	9,226
3.13%, 09/18/28	231	217,639
3.20%, 08/07/42	5	4,200
3.50%, 09/14/29	200	191,816
3.88%, 10/28/41	75	69,974
4.38%, 01/24/44(c)	29	28,760
International Bank for Reconstruction & Development
0.38%, 07/28/25	185	167,088
0.50%, 10/28/25	200	179,576
0.63%, 04/22/25	517	473,417
0.65%, 02/10/26 (Call 05/10/23)	5	4,394
0.75%, 03/11/25	225	207,439
0.75%, 11/24/27	184	156,194
0.75%, 08/26/30	86	67,138
0.85%, 02/10/27 (Call 05/10/23)	25	21,342
0.88%, 07/15/26	45	39,941
0.88%, 05/14/30	124	98,613
1.13%, 09/13/28	335	283,313
1.25%, 02/10/31(c)	161	129,890
1.38%, 04/20/28	30	26,011
1.50%, 08/28/24	475	450,765
1.63%, 01/15/25	190	179,033
1.63%, 11/03/31(c)	105	86,497
1.75%, 10/23/29	250	214,555
1.88%, 10/27/26	248	226,481
2.13%, 03/03/25	10	9,489
2.50%, 11/25/24	212	203,344
2.50%, 07/29/25	352	334,727

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.50%, 11/22/27	$50	$46,151
3.13%, 11/20/25	40	38,461
4.75%, 02/15/35	20	20,861
International Finance Corp.
0.38%, 07/16/25	340	307,652
0.75%, 10/08/26	50	43,823
0.75%, 08/27/30	20	15,633
1.38%, 10/16/24	290	273,629
2.13%, 04/07/26	190	176,730
Nordic Investment Bank, 0.38%, 09/11/25	315	282,946

		12,688,974

Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	200	179,708
0.63%, 05/14/25	200	181,894

		361,602

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
1.70%, 03/02/31(d)	400	327,044
1.88%, 09/15/31(d)	200	163,948
2.50%, 09/30/29(d)	200	176,764
3.13%, 10/11/27(d)	200	188,256
3.13%, 09/30/49(d)	200	144,868
4.13%, 10/11/47(d)	200	173,946
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	178,216
Finance Department Government of Sharjah, 3.63%, 03/10/33(d)	200	161,812
UAE International Government Bond, 2.88%, 10/19/41(d)	200	152,074

		1,666,928

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	50	45,050
4.38%, 01/23/31 (Call 10/23/30)	50	48,700
4.50%, 08/14/24(c)	20	19,951
4.98%, 04/20/55	58	55,717
5.10%, 06/18/50	154	151,396
7.63%, 03/21/36	100	124,342
7.88%, 01/15/33(c)	70	86,022

		531,178

Total Foreign Government Obligations — 6.0% (Cost: $38,978,951)		34,448,693

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 24.6%
Federal Home Loan Mortgage Corp.
2.00%, 02/01/37	124	110,474
3.00%, 05/01/29	528	498,898
4.00%, 01/01/48	38	36,683
4.50%, 10/01/52	440	426,099
4.50%, 12/01/52	350	341,145
5.00%, 08/01/52	124	121,782
5.00%, 09/01/52	296	294,261
5.00%, 10/01/52	147	145,068
5.00%, 11/01/52	122	120,084
5.00%, 01/01/53	150	148,978
5.50%, 11/01/52	176	177,940
5.50%, 12/01/52	543	548,805

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 01/01/53	$450	$455,191
5.50%, 02/01/53	100	101,163
Federal National Mortgage Association
2.00%, 04/01/37	643	571,924
2.50%, 04/01/37	196	179,177
3.00%, 02/01/52	492	434,665
3.50%, 08/01/49	73	67,429
4.50%, 05/01/52	171	167,376
4.50%, 10/01/52	1,575	1,523,012
5.00%, 10/01/52	273	270,180
5.00%, 11/01/52	250	248,025
5.00%, 12/01/52	324	321,764
5.00%, 01/01/53	723	712,426
5.50%, 09/01/52	125	127,519
5.50%, 12/01/52	149	150,980
5.50%, 01/01/53	324	330,732
5.50%, 02/01/53	198	198,175
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	151	139,896
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	50	47,387
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	340	272,078
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	201,018
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	490	389,345
Freddie Mac Multifamily Structured Pass Through Certificates
Series K043, Class A2, 3.06%, 12/25/24 (Call 01/25/25)	75	72,334
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	100	96,283
Series K058, Class A2, 2.65%, 08/25/26 (Call 09/25/26)	75	69,952
Series K064, Class A2, 3.22%, 03/25/27 (Call 05/25/27)	100	94,672
Series K070, Class A2, 3.30%, 11/25/27 (Call 12/25/27)(a)	200	189,187
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	50	40,236
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	1,000	816,872
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	695	656,182
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	180	157,183
Government National Mortgage Association
2.00%, 08/20/50	170	143,007
2.00%, 11/20/50	454	383,344
2.00%, 12/20/50	3,266	2,754,949
2.00%, 01/20/51	4,456	3,758,468
2.00%, 02/20/51	1,726	1,455,021
2.00%, 10/20/51	2,125	1,786,442
2.00%, 12/20/51	416	349,194
2.50%, 10/20/50	553	482,531
2.50%, 01/20/51	196	171,322
2.50%, 02/20/51	202	176,254
2.50%, 05/20/51	2,167	1,886,948
2.50%, 07/20/51	1,483	1,283,035
2.50%, 08/20/51	129	111,898
2.50%, 11/20/51	3,649	3,160,780
2.50%, 12/20/51	918	795,531
2.50%, 02/20/52	1,896	1,641,347
2.50%, 08/20/52	385	334,907
2.50%, 03/21/53(i)	25	21,617
3.00%, 03/20/45	34	31,166
3.00%, 12/20/45	4	3,687
3.00%, 01/20/46	4	3,690
3.00%, 03/20/46	276	250,294
3.00%, 05/20/46	3	2,292
3.00%, 08/20/46	11	9,824
3.00%, 09/20/46	99	89,660
3.00%, 04/20/49	51	45,971
3.00%, 10/15/49	34	30,850

52	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/20/49	$1,102	$994,251
3.00%, 01/20/50	155	139,509
3.00%, 02/20/50	388	349,733
3.00%, 07/20/50	129	115,898
3.00%, 12/20/50	179	160,856
3.00%, 08/20/51	1,139	1,021,118
3.00%, 09/20/51	974	872,884
3.00%, 10/20/51	641	573,918
3.00%, 11/20/51	147	131,898
3.00%, 12/20/51	475	425,115
3.00%, 02/20/52	965	863,726
3.50%, 10/20/42	798	752,065
3.50%, 05/20/47	454	423,879
3.50%, 09/20/47	872	814,253
3.50%, 02/20/48	158	147,882
3.50%, 03/20/49	390	364,000
3.50%, 09/20/49	243	226,546
3.50%, 10/20/49	163	151,240
3.50%, 12/20/49	68	63,408
3.50%, 01/20/50	361	335,663
3.50%, 01/20/52	984	908,389
3.50%, 02/20/52	347	320,475
3.50%, 09/20/52	347	319,227
4.00%, 02/20/49	868	832,530
4.00%, 01/20/50	50	47,296
4.00%, 07/20/52	95	90,124
4.00%, 08/20/52	348	328,450
4.00%, 09/20/52	1,088	1,028,373
4.00%, 12/20/52	224	211,669
4.00%, 03/21/53(i)	978	923,943
4.50%, 07/20/41	195	194,329
4.50%, 09/20/48	98	95,894
4.50%, 01/20/49	193	189,673
5.00%, 07/20/52	52	51,083
5.00%, 09/20/52	521	515,352
5.00%, 12/20/52	398	393,656
5.00%, 01/20/53	249	246,543
5.00%, 03/21/53(i)	40	39,519
5.50%, 12/20/52	251	251,913
5.50%, 01/20/53	75	75,133
5.50%, 03/21/53(i)	25	25,087
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	176	151,826
1.50%, 10/01/36	68	58,750
1.50%, 02/01/37	1,384	1,196,757
1.50%, 03/01/37	1,738	1,502,029
1.50%, 04/01/37	135	116,642
1.50%, 08/01/37	119	102,531
1.50%, 03/16/38(i)	807	696,803
1.50%, 11/01/50	461	356,391
1.50%, 03/01/51	652	505,555
1.50%, 04/01/51	483	374,283
1.50%, 05/01/51	931	721,253
1.50%, 07/01/51	1,662	1,287,770
2.00%, 12/01/35	50	44,349
2.00%, 02/01/36	840	747,725
2.00%, 03/01/36	163	144,422
2.00%, 04/01/36	59	52,699
2.00%, 05/01/36	35	31,382
2.00%, 06/01/36	650	578,111

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 08/01/36	$447	$397,555
2.00%, 09/01/36	791	704,113
2.00%, 10/01/36	265	235,447
2.00%, 11/01/36	230	203,939
2.00%, 12/01/36	493	438,457
2.00%, 01/01/37	676	602,174
2.00%, 02/01/37	713	634,872
2.00%, 04/01/37	1,510	1,340,955
2.00%, 05/01/37	324	287,541
2.00%, 06/01/37	683	606,922
2.00%, 03/16/38(i)	125	110,874
2.00%, 07/01/50	271	222,667
2.00%, 08/01/50	862	707,861
2.00%, 09/01/50	359	294,424
2.00%, 10/01/50	806	660,709
2.00%, 11/01/50	1,781	1,459,698
2.00%, 12/01/50	60	49,708
2.00%, 01/01/51	748	612,942
2.00%, 02/01/51	413	337,693
2.00%, 03/01/51	2,266	1,855,552
2.00%, 04/01/51	1,707	1,397,407
2.00%, 05/01/51	1,129	924,192
2.00%, 06/01/51	872	713,284
2.00%, 07/01/51	648	530,570
2.00%, 08/01/51	2,080	1,699,147
2.00%, 10/01/51	2,936	2,399,111
2.00%, 11/01/51	3,395	2,773,423
2.00%, 12/01/51	2,878	2,359,549
2.00%, 01/01/52	2,808	2,295,358
2.00%, 02/01/52	460	374,885
2.00%, 03/01/52	46	37,851
2.50%, 07/01/32	422	391,008
2.50%, 11/01/34	44	40,016
2.50%, 10/01/35	118	108,728
2.50%, 03/01/36	96	87,894
2.50%, 05/01/36	515	470,098
2.50%, 06/01/36	93	85,482
2.50%, 07/01/36	365	333,078
2.50%, 08/01/36	100	91,751
2.50%, 04/01/37	164	149,711
2.50%, 05/01/37	394	359,591
2.50%, 06/01/37	394	359,074
2.50%, 03/16/38(i)	1,139	1,038,626
2.50%, 10/01/50	106	90,737
2.50%, 11/01/50	1,381	1,180,405
2.50%, 12/01/50	311	265,611
2.50%, 01/01/51	308	262,381
2.50%, 03/01/51	553	472,074
2.50%, 04/01/51	143	121,537
2.50%, 07/01/51	413	352,170
2.50%, 08/01/51	1,594	1,364,211
2.50%, 09/01/51	1,727	1,470,545
2.50%, 10/01/51	1,157	983,105
2.50%, 11/01/51	2,547	2,162,370
2.50%, 12/01/51	3,602	3,063,749
2.50%, 01/01/52	3,178	2,698,079
2.50%, 02/01/52	483	409,482
2.50%, 03/01/52	1,421	1,204,125
2.50%, 04/01/52	1,877	1,593,101
3.00%, 03/01/30	110	103,530

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/34	$453	$424,056
3.00%, 03/01/35	41	38,286
3.00%, 07/01/35	31	28,910
3.00%, 03/16/38(i)	1,075	1,002,317
3.00%, 11/01/46	98	88,045
3.00%, 12/01/46	88	79,242
3.00%, 04/01/48	634	573,645
3.00%, 11/01/48	129	115,688
3.00%, 02/01/49	910	818,450
3.00%, 12/01/49	1,273	1,136,920
3.00%, 04/01/50	20	17,521
3.00%, 07/01/50	33	29,090
3.00%, 08/01/50	184	164,665
3.00%, 10/01/50	265	236,585
3.00%, 01/01/51	83	74,155
3.00%, 04/01/51	83	73,348
3.00%, 07/01/51	1,189	1,048,865
3.00%, 08/01/51	444	393,987
3.00%, 11/01/51	72	63,550
3.00%, 01/01/52	1,339	1,181,615
3.00%, 04/01/52	4,700	4,137,817
3.00%, 05/01/52	955	839,918
3.50%, 02/01/34	126	121,267
3.50%, 03/16/38(i)	950	905,469
3.50%, 07/01/45	1,806	1,673,339
3.50%, 07/01/47	63	58,691
3.50%, 09/01/47	653	603,742
3.50%, 10/01/47	334	309,254
3.50%, 11/01/47	83	76,990
3.50%, 02/01/48	398	368,262
3.50%, 02/01/49	65	60,452
3.50%, 03/01/49	256	236,633
3.50%, 06/01/49	374	346,634
3.50%, 12/01/49	329	303,461
3.50%, 02/01/51	1,812	1,669,142
3.50%, 10/01/51	806	746,027
3.50%, 06/01/52	565	514,296
3.50%, 07/01/52	338	309,438
3.50%, 03/13/53(i)	1,052	957,567
4.00%, 03/16/38(i)	500	487,500
4.00%, 09/01/47	42	39,728
4.00%, 05/01/48	1,260	1,201,023
4.00%, 09/01/48	377	359,994
4.00%, 03/01/49	190	181,567
4.00%, 07/01/49	772	735,855
4.00%, 08/01/49	279	267,740
4.00%, 04/01/50	573	545,102
4.00%, 05/01/50	270	256,456
4.00%, 03/01/51	1,357	1,290,469
4.00%, 05/01/52	562	527,635
4.00%, 06/01/52	706	662,558
4.00%, 08/01/52	651	611,164
4.50%, 04/01/49	88	86,258
4.50%, 09/01/50	437	427,515
4.50%, 10/01/50	149	145,173
4.50%, 06/01/52	767	738,898
4.50%, 09/01/52	921	886,497
4.50%, 03/13/53(i)	925	891,180
5.00%, 09/01/49	30	30,056
5.00%, 03/13/53(i)	996	979,037

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 03/13/53(i)	$396	$395,319

		140,077,599

U.S. Government Obligations — 34.5%
U.S. Treasury Note/Bond
0.25%, 03/15/24	1,710	1,625,836
0.25%, 05/15/24	2,600	2,452,430
0.25%, 06/15/24	3,875	3,641,289
0.25%, 05/31/25	1,250	1,132,129
0.25%, 06/30/25	1,150	1,039,492
0.25%, 07/31/25	1,200	1,080,938
0.25%, 08/31/25	300	269,414
0.25%, 09/30/25	1,280	1,147,400
0.25%, 10/31/25	1,300	1,160,859
0.38%, 04/15/24	1,850	1,754,609
0.38%, 07/15/24	1,300	1,219,156
0.38%, 08/15/24	2,400	2,242,875
0.38%, 09/15/24	7,740	7,212,712
0.38%, 04/30/25	2,590	2,359,328
0.38%, 11/30/25	1,400	1,250,594
0.38%, 12/31/25	1,560	1,391,691
0.38%, 01/31/26	3,370	2,993,771
0.38%, 09/30/27	1,100	925,031
0.50%, 02/28/26	800	711,313
0.50%, 05/31/27	1,000	854,453
0.50%, 08/31/27	780	661,477
0.50%, 10/31/27	230	194,063
0.63%, 10/15/24	4,040	3,768,089
0.63%, 07/31/26	2,000	1,761,875
0.63%, 11/30/27	700	593,031
0.63%, 12/31/27	945	798,820
0.63%, 05/15/30	115	90,940
0.63%, 08/15/30	2,050	1,612,133
0.75%, 11/15/24	2,150	2,003,279
0.75%, 03/31/26	300	268,453
0.75%, 04/30/26	1,400	1,248,078
0.75%, 08/31/26	600	529,500
0.75%, 01/31/28	1,700	1,442,742
0.88%, 06/30/26	2,300	2,049,875
0.88%, 09/30/26	1,900	1,680,758
0.88%, 11/15/30	1,190	951,070
1.00%, 12/15/24	1,770	1,652,115
1.00%, 07/31/28	2,100	1,781,062
1.13%, 01/15/25	390	364,132
1.13%, 10/31/26	1,100	979,859
1.13%, 02/28/27	700	619,609
1.13%, 02/29/28	2,130	1,838,290
1.13%, 08/31/28	2,400	2,045,625
1.13%, 02/15/31	1,015	825,956
1.13%, 05/15/40	1,950	1,234,289
1.13%, 08/15/40	1,390	875,266
1.25%, 11/30/26	1,900	1,696,937
1.25%, 12/31/26	1,700	1,515,656
1.25%, 03/31/28	2,550	2,210,730
1.25%, 04/30/28	1,400	1,211,000
1.25%, 05/31/28	1,600	1,381,625
1.25%, 06/30/28	1,660	1,430,453
1.25%, 09/30/28	1,700	1,456,023
1.25%, 08/15/31	1,550	1,256,711
1.25%, 05/15/50	1,055	585,525
1.38%, 10/31/28	1,970	1,696,355

54	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.38%, 12/31/28	$1,400	$1,202,797
1.38%, 11/15/31	2,950	2,401,484
1.38%, 11/15/40	1,480	972,406
1.38%, 08/15/50	1,440	826,200
1.50%, 02/15/25	760	713,064
1.50%, 08/15/26	1,400	1,270,500
1.50%, 01/31/27	2,000	1,797,344
1.50%, 11/30/28	2,300	1,991,836
1.63%, 05/15/26	1,650	1,511,684
1.63%, 10/31/26	600	544,734
1.63%, 05/15/31	1,800	1,513,406
1.63%, 11/15/50	1,600	981,250
1.75%, 03/15/25	910	856,324
1.75%, 01/31/29	2,300	2,014,117
1.75%, 08/15/41	1,820	1,261,487
1.88%, 08/31/24	400	381,625
1.88%, 02/28/27	1,000	910,703
1.88%, 02/28/29	1,050	926,133
1.88%, 02/15/32	2,150	1,821,789
1.88%, 02/15/41	1,350	964,828
1.88%, 02/15/51	1,770	1,156,861
1.88%, 11/15/51	1,570	1,021,972
2.00%, 04/30/24	500	482,305
2.00%, 06/30/24	720	691,003
2.00%, 08/15/25	1,100	1,033,398
2.00%, 11/15/26	2,000	1,839,219
2.00%, 11/15/41	1,800	1,300,219
2.00%, 02/15/50	900	608,766
2.00%, 08/15/51	1,850	1,244,414
2.13%, 11/30/24	450	429,082
2.25%, 11/15/24	1,600	1,530,250
2.25%, 11/15/25	1,550	1,459,301
2.25%, 03/31/26	600	562,359
2.25%, 02/15/27	570	527,428
2.25%, 08/15/27	700	643,398
2.25%, 11/15/27	1,000	916,172
2.25%, 05/15/41	1,550	1,177,758
2.25%, 08/15/46	1,300	938,438
2.25%, 02/15/52	1,320	942,769
2.38%, 08/15/24	2,000	1,924,297
2.38%, 05/15/27	600	555,984
2.38%, 03/31/29	680	616,303
2.38%, 05/15/29	1,000	904,844
2.38%, 02/15/42	1,300	999,984
2.38%, 05/15/51	2,000	1,469,375
2.50%, 03/31/27	700	652,805
2.50%, 02/15/45	1,375	1,050,586
2.50%, 02/15/46	760	577,838
2.50%, 05/15/46	900	684,141
2.63%, 01/31/26	560	531,738
2.63%, 05/31/27	1,400	1,310,094
2.63%, 02/15/29	1,000	920,469
2.63%, 07/31/29	1,000	916,953
2.75%, 05/15/25	3,000	2,875,781
2.75%, 04/30/27	3,000	2,823,281
2.75%, 02/15/28	1,400	1,309,547
2.75%, 05/31/29	900	832,570
2.75%, 08/15/32	1,400	1,272,687
2.75%, 08/15/42	690	562,027
2.75%, 11/15/42	400	325,000

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 08/15/47	$550	$437,508
2.75%, 11/15/47	600	477,375
2.88%, 05/31/25	600	576,563
2.88%, 06/15/25	650	624,660
2.88%, 08/15/28	600	562,219
2.88%, 04/30/29	800	745,750
2.88%, 05/15/32	2,000	1,840,000
2.88%, 08/15/45	960	783,150
2.88%, 11/15/46	600	489,188
2.88%, 05/15/49	200	163,563
2.88%, 05/15/52	1,300	1,066,000
3.00%, 06/30/24	3,000	2,918,555
3.00%, 09/30/25	480	461,363
3.00%, 10/31/25	250	240,098
3.00%, 05/15/42	250	212,656
3.00%, 11/15/44	500	418,516
3.00%, 05/15/45	990	826,650
3.00%, 11/15/45	400	333,563
3.00%, 02/15/47	500	416,406
3.00%, 05/15/47	600	499,969
3.00%, 02/15/48	800	667,250
3.00%, 08/15/48	1,000	835,000
3.00%, 08/15/52	2,100	1,767,937
3.13%, 08/15/25	1,130	1,090,803
3.13%, 11/15/28	700	663,414
3.13%, 08/31/29	700	660,953
3.13%, 02/15/43	300	258,516
3.13%, 08/15/44	500	427,734
3.13%, 05/15/48	800	683,500
3.25%, 06/30/27	900	863,578
3.25%, 06/30/29	700	666,203
3.25%, 05/15/42	900	795,797
3.38%, 08/15/42	400	360,188
3.38%, 05/15/44	100	89,203
3.38%, 11/15/48	500	447,656
3.50%, 09/15/25	1,000	973,672
3.50%, 01/31/28	1,900	1,842,258
3.50%, 02/15/33	1,500	1,450,781
3.63%, 02/15/53	300	285,797
3.88%, 11/30/27	800	788,563
3.88%, 12/31/27	800	788,313
3.88%, 09/30/29	900	887,906
3.88%, 11/30/29	900	888,469
3.88%, 12/31/29	800	790,250
4.00%, 02/29/28	1,000	992,656
4.00%, 02/28/30	800	796,875
4.00%, 11/15/42	500	493,125
4.00%, 11/15/52	900	916,594
4.13%, 09/30/27	900	895,289
4.13%, 11/15/32	2,800	2,845,500
4.25%, 12/31/24	1,000	988,750
4.25%, 10/15/25	620	614,769
4.25%, 05/15/39	400	412,000
4.50%, 11/30/24	2,000	1,985,469
4.50%, 11/15/25	1,000	998,359
4.50%, 02/15/36	100	106,703
4.63%, 02/28/25	1,500	1,495,195
4.75%, 02/15/37	600	655,781

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
5.00%, 05/15/37	$400	$447,000

		196,973,406

Total U.S. Government & Agency Obligations — 59.1% (Cost: $380,485,318)		337,051,005

Total Long-Term Investments — 98.5% (Cost: $637,740,061)		561,842,148

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(j)(k)(l)	18,430	18,430,070

Total Short-Term Securities — 3.2% (Cost: $18,430,070)		18,430,070

Total Investments Before TBA Sales Commitments — 101.7% (Cost: $656,170,131)		580,272,218

TBA Sales Commitments(i)

Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association
2.50%, 03/21/53	(25)	(21,617)
4.00%, 03/21/53	(275)	(259,800)
Uniform Mortgage-Backed Securities
2.00%, 03/16/38	(125)	(110,874)
2.50%, 03/16/38	(175)	(159,578)
3.50%, 03/16/38	(175)	(166,797)
4.50%, 03/13/53	(350)	(337,203)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 03/13/53	(575)	$(565,207)
5.50%, 03/13/53	(300)	(299,485)

Total TBA Sales Commitments — (0.3)% (Proceeds: $(1,928,272))		(1,920,561)

Total Investments, Net of TBA Sales Commitments — 101.4% (Cost: $654,241,859)		578,351,657

Liabilities in Excess of Other Assets — (1.4)%		(7,658,256)

Net Assets — 100.0%		$570,693,401

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$61,606,954	$—	$(43,176,884	)(a)	$—	$—	$18,430,070	18,430	$932,558	(b)	$38

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

56	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2023	iShares® ESG Advanced Total USD Bond Market ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,668,998	$—	$1,668,998
Collaterized Mortgage Obligations	—	8,380,471	—	8,380,471
Corporate Bonds & Notes	—	180,292,981	—	180,292,981
Foreign Government Obligations	—	34,448,693	—	34,448,693
U.S. Government & Agency Obligations	—	337,051,005	—	337,051,005
Short-Term Securities
Money Market Funds	18,430,070	—	—	18,430,070
Liabilities
Investments
TBA Sales Commitments	—	(1,920,561)	—	(1,920,561)

	$18,430,070	$559,921,587	$—	$578,351,657

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	57

Statements of Assets and Liabilities

February 28, 2023

	iShares ESG Advanced Investment Grade Corporate Bond ETF	iShares ESG Advanced Total USD Bond Market ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$11,496,497	$561,842,148
Investments, at value — affiliated(c)	700,588	18,430,070
Cash	7,264	10,144
Foreign currency, at value(d)	—	498
Receivables:
Investments sold	317,012	9,267,117
Securities lending income — affiliated	73	6,147
TBA sales commitments	—	1,928,272
Capital shares sold	—	176,387
Dividends — affiliated	403	49,201
Interest — unaffiliated	131,602	3,442,696

Total assets	12,653,439	595,152,680

LIABILITIES
Collateral on securities loaned, at value	580,288	4,650,070
TBA sales commitments, at value(e)	—	1,920,561
Payables:
Investments purchased	178,874	17,836,461
Investment advisory fees	1,675	52,187

Total liabilities	760,837	24,459,279

NET ASSETS	$11,892,602	$570,693,401

NET ASSETS CONSIST OF
Paid-in capital	$15,158,203	$666,397,967
Accumulated loss	(3,265,601)	(95,704,566)

NET ASSETS	$11,892,602	$570,693,401

NET ASSETVALUE
Shares outstanding	150,000	13,500,000

Net asset value	$79.28	$42.27

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$13,936,427	$637,740,061
(b) Securities loaned, at value	$560,324	$4,420,200
(c) Investments, at cost — affiliated	$700,448	$18,430,070
(d) Foreign currency, at cost	$—	$502
(e) Proceeds from TBA sales commitments	$—	$1,928,272

See notes to financial statements.

58	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2023

	iShares ESG Advanced Investment Grade Corporate Bond ETF	iShares ESG Advanced Total USD Bond Market ETF

INVESTMENT INCOME
Dividends — affiliated	$2,310	$870,957
Interest — unaffiliated	479,730	17,665,521
Securities lending income — affiliated — net	479	61,601
Other income — unaffiliated	2,891	19,672

Total investment income	485,410	18,617,751

EXPENSES
Investment advisory	27,715	918,622

Total expenses	27,715	918,622

Less:
Investment advisory fees waived	—	(40,782)

Total expenses after fees waived	27,715	877,840

Net investment income	457,695	17,739,911

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(844,692)	(18,272,294)
Investments — affiliated	172	—
Capital gain distributions from underlying funds — affiliated	—	38
Foreign currency transactions	—	(1)
In-kind redemptions — unaffiliated(a)	(907,979)	(23,158,669)

	(1,752,499)	(41,430,926)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,000,427)	(50,521,130)
Investments — affiliated	151	—
Foreign currency translations	—	(4)

	(1,000,276)	(50,521,134)

Net realized and unrealized loss	(2,752,775)	(91,952,060)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,295,080)	$(74,212,149)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets

	iShares ESG Advanced Investment Grade Corporate Bond ETF		iShares ESG Advanced Total USD Bond Market ETF
	Year Ended 02/28/23	Period From 11/08/21 to 02/28/22 (a)	Year Ended 02/28/23	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$457,695	$128,150	$17,739,911	$5,189,044
Net realized loss	(1,752,499)	(17,137)	(41,430,926)	(3,015,642)
Net change in unrealized appreciation (depreciation)	(1,000,276)	(1,439,514)	(50,521,134)	(22,621,449)

Net decrease in net assets resulting from operations	(2,295,080)	(1,328,501)	(74,212,149)	(20,448,047)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(457,951)	(92,048)	(17,304,554)	(4,734,208)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,953,019)	20,019,201	52,415,316	446,455,562

NET ASSETS
Total increase (decrease) in net assets	(6,706,050)	18,598,652	(39,101,387)	421,273,307
Beginning of period	18,598,652	—	609,794,788	188,521,481

End of period	$11,892,602	$18,598,652	$570,693,401	$609,794,788

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Advanced Investment Grade Corporate Bond ETF
	Year Ended 02/28/23	Period From 11/08/21 to 02/28/22	(a)

Net asset value, beginning of period	$92.99	$100.00

Net investment income(b)	2.45	0.64
Net realized and unrealized loss(c)	(13.69)	(7.19)

Net decrease from investment operations	(11.24)	(6.55)

Distributions from net investment income(d)	(2.47)	(0.46)

Net asset value, end of period	$79.28	$92.99

Total Return(e)
Based on net asset value	(12.17)%	(6.56	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18%	0.18	%(h)

Net investment income	2.97%	2.16	%(h)

Supplemental Data
Net assets, end of period (000)	$11,893	$18,599

Portfolio turnover rate(i)	35%	7	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced Total USD Bond Market ETF
	Year Ended 02/28/23	Year Ended 02/28/22	Period From 06/23/20 to 02/28/21	(a)

Net asset value, beginning of period	$47.64	$49.61	$50.00

Net investment income(b)	1.01	0.60	0.35
Net realized and unrealized loss(c)	(5.38)	(2.01)	(0.42)

Net decrease from investment operations	(4.37)	(1.41)	(0.07)

Distributions from net investment income(d)	(1.00)	(0.56)	(0.32)

Net asset value, end of period	$42.27	$47.64	$49.61

Total Return(e)
Based on net asset value	(9.22)%	(2.85)%	(0.16	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12%	0.12%	0.12	%(h)

Total expenses after fees waived	0.11%	0.11%	0.11	%(h)

Net investment income	2.32%	1.23%	1.03	%(h)

Supplemental Data
Net assets, end of period (000)	$570,693	$609,795	$188,521

Portfolio turnover rate(i)(j)	167%	243%	216	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

62	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG Advanced Investment Grade Corporate Bond	Non-diversified
ESG Advanced Total USD Bond Market	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements  (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

64	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
ESG Advanced Investment Grade Corporate Bond
Barclays Capital, Inc.	$79,768	$(79,768)	$—		$—
BMO Capital Markets Corp.	42,780	(42,780)	—		—
BofA Securities, Inc.	7,713	(7,713)	—		—
J.P. Morgan Securities LLC	196,840	(196,840)	—		—
Jefferies LLC	32,401	(32,401)	—		—
Nomura Securities International, Inc.	200,822	(200,822)	—		—

	$560,324	$(560,324)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Advanced Total USD Bond Market
Barclays Bank PLC	$296,432	$(296,432)	$—	$—
Barclays Capital, Inc.	368,511	(368,511)	—	—
BMO Capital Markets Corp.	21,967	(21,967)	—	—
BNP Paribas SA	236,606	(236,606)	—	—
BofA Securities, Inc.	248,703	(248,703)	—	—
Citigroup Global Markets, Inc.	83,289	(83,289)	—	—
Credit Suisse Securities (USA) LLC	24,421	(24,421)	—	—
Goldman Sachs & Co. LLC	939,634	(939,634)	—	—
J.P. Morgan Securities LLC	1,109,530	(1,109,530)	—	—
Jefferies LLC	40,185	(40,185)	—	—
RBC Capital Markets LLC	87,282	(87,282)	—	—
Scotia Capital (USA), Inc.	99,034	(99,034)	—	—
State Street Bank & Trust Co.	9,493	(9,493)	—	—
TD Securities (USA) LLC	54,846	(54,846)	—	—
Wells Fargo Securities LLC	800,267	(800,267)	—	—

	$4,420,200	$(4,420,200)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Advanced Investment Grade Corporate Bond	0.18%
ESG Advanced Total USD Bond Market	0.12

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares ESG Advanced Total USD Bond Market ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

ESG Advanced Total USD Bond Market	$40,782

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational

66	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

ESG Advanced Investment Grade Corporate Bond	$195
ESG Advanced Total USD Bond Market	17,756

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Advanced Total USD Bond Market	$—	$68,914	$(14,666)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

ESG Advanced Investment Grade Corporate Bond	$—	$—	$5,298,989	$5,465,432
ESG Advanced Total USD Bond Market	1,185,518,825	1,169,947,267	51,578,898	57,513,067

For the year ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Advanced Investment Grade Corporate Bond	$—	$3,731,836
ESG Advanced Total USD Bond Market	271,435,965	230,282,246

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements  (continued)

7. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

ESG Advanced Investment Grade Corporate Bond	$(907,979)	$907,979
ESG Advanced Total USD Bond Market	(23,172,072)	23,172,072

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/23	Period Ended 02/28/22

ESG Advanced Investment Grade Corporate Bond
Ordinary income	$457,951	$92,048

iShares ETF	Year Ended 02/28/23	Year Ended 02/28/22

ESG Advanced Total USD Bond Market
Ordinary income	$17,304,554	$4,734,208

As of February 28, 2023, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
ESG Advanced Investment Grade Corporate Bond	$35,846	$(857,986)	$(2,443,461)	$(3,265,601)
ESG Advanced Total USD Bond Market	1,413,087	(21,003,615)	(76,114,038)	(95,704,566)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Advanced Investment Grade Corporate Bond	$14,640,546	$13,894	$(2,457,355)	$(2,443,461)
ESG Advanced Total USD Bond Market	656,414,353	516,432	(76,650,856)	(76,134,424)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

68	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/23		Period Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced Investment Grade Corporate Bond
Shares sold	—	$—	200,000	$20,019,201
Shares redeemed	(50,000)	(3,953,019)	—	—

	(50,000)	$(3,953,019)	200,000	$20,019,201

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements  (continued)

	Year Ended 02/28/23		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced Total USD Bond Market
Shares sold	7,800,000	$359,712,060	9,600,000	$475,382,350
Shares redeemed	(7,100,000)	(307,296,744)	(600,000)	(28,926,788)

	700,000	$52,415,316	9,000,000	$446,455,562

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

70	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

iShares ESG Advanced Investment Grade Corporate Bond ETF(1) iShares ESG Advanced Total USD Bond Market ETF(2)

(1) Statement of operations for the year ended February 28, 2023, and statements of changes in net assets for the year ended February 28, 2023 and the period November 8, 2021 (commencement of operations) to February 28, 2022.

(2) Statements of operations for the year ended February 28, 2023 and statements of changes in net assets for each of the two years in the period ended February 28, 2023.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 20, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	71

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2023:

iShares ETF	Federal Obligation Interest

ESG Advanced Investment Grade Corporate Bond	$331
ESG Advanced Total USD Bond Market	4,415,268

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2023:

iShares ETF	Interest Dividends

ESG Advanced Investment Grade Corporate Bond	$454,274
ESG Advanced Total USD Bond Market	17,792,495

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2023:

iShares ETF	Interest-Related Dividends

ESG Advanced Investment Grade Corporate Bond	$370,592
ESG Advanced Total USD Bond Market	14,571,672

72	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Advanced Investment Grade Corporate Bond ETF and iShares ESG Advanced Total USD Bond Market ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	73

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG Advanced Investment Grade Corporate Bond	$2.468837	$—	$—	$2.468837	100%	—%	—%	100%
ESG Advanced Total USD Bond Market	0.998312	—	—	0.998312	100	—	—	100

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

74	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 377 funds as of February 28, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito (a) (66)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji (b) (52)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (67)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (67)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (68)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	75

Trustee and Officer Information  (unaudited)(continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (73)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the Arts (since 2021); Member of the Wyoming State Investment Funds Committee (since 2022).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (63)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

John E. Martinez (61)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (58)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

Armando Senra (51)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (48)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (55)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Marisa Rolland (42)	Secretary (since 2022).	Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (40)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of Developed Markets Portfolio Engineering (2016-2019).

Jennifer Hsui (46)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).

76	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (unaudited)(continued)

Officers (continued)

Name (Age)	Position(s)	Principal Occupation(s) During Past 5 Years

James Mauro (52)	Executive Vice President (since 2022).	Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management (since 2020).

Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary. Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	77

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

78	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	79

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-213-0223

(b) Not Applicable

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the thirty-four series of the registrant for which the fiscal year-end is February 28, 2023 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $439,450 for the fiscal year ended February 28, 2022 and $478,800 for the fiscal year ended February 28, 2023.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2022 and February 28, 2023 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $329,800 for the fiscal year ended February 28, 2022 and $329,800 for the fiscal year ended February 28, 2023. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees – There were no other fees billed in each of the fiscal years ended February 28, 2022 and February 28, 2023 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2023 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $329,800 for the fiscal year ended February 28, 2022 and $329,800 for the fiscal year ended February 28, 2023.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)	Not Applicable

(j)	Not Applicable

Item 5.	Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a) (4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date:	April 20, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 20, 2023